                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-3258
                                    --------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                    FORM N-Q
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................     1
SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio..................................     2
   U.S. Large Cap Value Portfolio.........................................     6
   U.S. Targeted Value Portfolio..........................................     7
   U.S. Small Cap Value Portfolio.........................................    34
   U.S. Core Equity 1 Portfolio...........................................    58
   U.S. Core Equity 2 Portfolio...........................................   112
   U.S. Vector Equity Portfolio...........................................   167
   U.S. Small Cap Portfolio...............................................   219
   U.S. Micro Cap Portfolio...............................................   261
   DFA Real Estate Securities Portfolio...................................   298
   Large Cap International Portfolio......................................   301
   International Core Equity Portfolio....................................   327
   International Small Company Portfolio..................................   418
   Japanese Small Company Portfolio.......................................   419
   Asia Pacific Small Company Portfolio...................................   419
   United Kingdom Small Company Portfolio.................................   420
   Continental Small Company Portfolio....................................   420
   DFA International Real Estate Securities Portfolio.....................   421
   DFA Global Real Estate Securities Portfolio............................   427
   DFA International Small Cap Value Portfolio............................   428
   International Vector Equity Portfolio..................................   468
   World ex U.S. Value Portfolio..........................................   539
   Selectively Hedged Global Equity Portfolio.............................   540
   Emerging Markets Portfolio.............................................   541
   Emerging Markets Value Portfolio.......................................   541
   Emerging Markets Small Cap Portfolio...................................   542
   Emerging Markets Core Equity Portfolio.................................   543
   DFA Commodity Strategy Portfolio.......................................   603
   DFA One-Year Fixed Income Portfolio....................................   609
   DFA Two-Year Global Fixed Income Portfolio.............................   613
   DFA Selectively Hedged Global Fixed Income Portfolio...................   617
   DFA Short-Term Government Portfolio....................................   621
   DFA Five-Year Global Fixed Income Portfolio............................   623
   DFA World ex U.S. Government Fixed Income Portfolio....................   627
   DFA Intermediate Government Fixed Income Portfolio.....................   629
   DFA Investment Grade Portfolio.........................................   631
   DFA Inflation-Protected Securities Portfolio...........................   632
   DFA Short-Term Municipal Bond Portfolio................................   633
   DFA California Short-Term Municipal Bond Portfolio.....................   642
   DFA California Intermediate-Term Municipal Bond Portfolio..............   649
   DFA Short-Term Extended Quality Portfolio..............................   652
   DFA Intermediate-Term Extended Quality Portfolio.......................   660
   CSTG&E U.S. Social Core Equity 2 Portfolio.............................   666

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                    FORM N-Q
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                TABLE OF CONTENTS

   CSTG&E International Social Core Equity Portfolio.....................    703
   U.S. Social Core Equity 2 Portfolio...................................    740
   U.S. Sustainability Core 1 Portfolio..................................    781
   International Sustainability Core 1 Portfolio.........................    820
   DFA International Value ex Tobacco Portfolio..........................    860
   Emerging Markets Social Core Equity Portfolio.........................    869
   Tax-Managed U.S. Marketwide Value Portfolio...........................    909
   Tax-Managed U.S. Equity Portfolio.....................................    910
   Tax-Managed U.S. Targeted Value Portfolio.............................    955
   Tax-Managed U.S. Small Cap Portfolio..................................    982
   T.A. U.S. Core Equity 2 Portfolio.....................................   1017
   Tax-Managed DFA International Value Portfolio.........................   1068
   T.A. World ex U.S. Core Equity Portfolio..............................   1079
   LWAS/DFA International High Book to Market Portfolio..................   1190
   VA U.S. Targeted Value Portfolio......................................   1191
   VA U.S. Large Value Portfolio.........................................   1214
   VA International Value Portfolio......................................   1219
   VA International Small Portfolio......................................   1229
   VA Short-Term Fixed Portfolio.........................................   1275
   VA Global Bond Portfolio..............................................   1278
NOTES TO SCHEDULES OF INVESTMENTS
   Organization..........................................................   1281
   Security Valuation....................................................   1281
   Financial Instruments.................................................   1283
   Federal Tax Cost......................................................   1291
   Other.................................................................   1292
   Recent Issued Accounting Standards....................................   1293
   Subsequent Event Evaluations..........................................   1293
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series.......................................   1295
   The DFA International Value Series....................................   1301
   The Japanese Small Company Series.....................................   1313
   The Asia Pacific Small Company Series.................................   1337
   The United Kingdom Small Company Series...............................   1356
   The Continental Small Company Series..................................   1364
   The Emerging Markets Series...........................................   1391
   The Emerging Markets Small Cap Series.................................   1409
   The Tax-Managed U.S. Marketwide Value Series..........................   1456
NOTES TO SCHEDULES OF INVESTMENTS
   Organization..........................................................   1479
   Security Valuation....................................................   1479

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                    FORM N-Q
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                TABLE OF CONTENTS

   Financial Instruments.................................................   1480
   Federal Tax Cost......................................................   1481
   Other.................................................................   1481
   Recent Issued Accounting Standards....................................   1482
   Subsequent Event Evaluations..........................................   1482
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS..................................................   1484
NOTES TO SCHEDULE OF INVESTMENTS
   Organization..........................................................   1523
   Security Valuation....................................................   1523
   Financial Instruments.................................................   1524
   Federal Tax Cost......................................................   1525
   Other.................................................................   1525
   Recent Issued Accounting Standards....................................   1525
   Subseqent Event Evaluations...........................................   1525

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        THE DFA INVESTMENT TRUST COMPANY
                     DIMENSIONAL EMERGING MARKETS VALUE FUND

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations

ADR     American Depositary Receipt
AGM     Assured Guaranty Municipal Corporation
AMBAC   American Municipal Bond Assurance Corporation
ASSURED Assured Guaranty
GTY
CP      Certificate Participation
FGIC    Federal Guaranty Insurance Corporation
FSA     Financial Security Assurance
FNMA    Federal National Mortgage Association
GDR     Global Depositary Receipt
GO      General Obligation
NATL-RE Credit rating enhanced by guaranty or insurance from National Public
        Finance Guarantee Corp.
NVDR    Non-Voting Depository Receipt
P.L.C.  Public Limited Company
PSF-GTD Public School Fund Guarantee
RB      Revenue Bond
REIT    Real Estate Investment Trust
SA      Special Assessment
SCH BD  School Bond Guaranty
GTY
SCSDE   South Carolina State Department of Education
SDR     Special Drawing Rights
SPDR    Standard & Poor's Depository Receipts
TAN     Tax Anticipation Note

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.

++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

^    Denominated in local currency or the Euro, unless otherwise noted.

^^   See Federal Tax Cost Note within the Notes to Schedules of Investments.

@    Security purchased with cash proceeds from Securities on Loan.

..    Security is being fair valued as of January 31, 2012.

(r)  The adjustable or variable rate shown is effective as of January 31, 2012.

(y)  The rate shown is the effective yield.

(t)  Face Amount denominated in Australian Dollars.

(g)  Face Amount denominated in British Pounds.

(c)  Face Amount denominated in Canadian Dollars.

(e)  Face Amount denominated in Euro.

(z)  Face Amount denominated in New Zealand Dollars.

(s)  Face Amount denominated in Swedish Krona.

(n)  Face Amount denominated in Norwegian Krone.

(u)  Face Amount denominated in United States Dollars.

(S)  Affiliated Fund.

--   Amounts designated as -- are either zero or rounded to zero.

!    Security segregated as collateral for the Open Futures Contracts.

@@   Security segregated as collateral for Swap Agreements.

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                          FACE
                                                         AMOUNT^       VALUE+
                                                       ----------   ------------
                                                          (000)
BONDS -- (83.3%)
AUSTRALIA -- (0.4%)
BHP Billiton Finance USA, Ltd.
(u) 4.800%, 04/15/13................................          600   $    631,875
                                                                    ------------
AUSTRIA -- (3.3%)
Asfinag AG
(u) 2.000%, 10/22/12................................        3,650      3,668,323
Oesterreichische Volksbanken AG
   3.000%, 02/09/12.................................        1,600      2,093,566
                                                                    ------------
TOTAL AUSTRIA.......................................                   5,761,889
                                                                    ------------
CANADA -- (10.5%)
Bank of Nova Scotia
(u) 2.250%, 01/22/13................................        1,300      1,321,755
British Columbia, Province of Canada
   5.500%, 04/24/13.................................        2,000      2,096,938
Canadian Imperial Bank of Commerce
(u) 1.450%, 09/13/13................................          600        606,046
Canadian National Railway Co.
(u) 4.400%, 03/15/13................................          600        623,435
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13................................          600        624,712
Encana Corp.
(u) 4.750%, 10/15/13................................          800        841,401
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13................................        3,200      3,439,763
Ontario, Province of Canada
   5.500%, 04/17/13.................................        4,000      4,173,133
Toronto-Dominion Bank (The)
   4.854%, 02/13/13.................................        4,000      4,137,269
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13................................          685        711,627
                                                                    ------------
TOTAL CANADA........................................                  18,576,079
                                                                    ------------
DENMARK -- (3.9%)
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12................................        2,800      2,818,402
Kommunekredit A.S.
(u) 1.250%, 09/03/13................................        4,000      4,024,640
                                                                    ------------
TOTAL DENMARK.......................................                   6,843,042
                                                                    ------------

                                                          FACE
                                                         AMOUNT^       VALUE+
                                                       ----------   ------------
                                                          (000)
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u) 0.915%, 02/07/13.............................          500   $    498,683
                                                                    ------------
FRANCE -- (8.1%)
Caisse d'Amortissement de la Dette Sociale SA
(u) 2.250%, 07/06/12................................        3,500      3,519,950
(u) 5.375%, 07/17/12................................          500        510,380
French Treasury Note BTAN
   2.500%, 01/12/14.................................        3,500      4,719,126
Societe Financement de l'Economie Francaise SA
(u) 2.250%, 06/11/12................................        1,500      1,508,250
Total Capital SA
(g) 5.500%, 01/29/13................................        2,500      4,106,162
                                                                    ------------
TOTAL FRANCE........................................                  14,363,868
                                                                    ------------
GERMANY -- (6.8%)
Deutsche Bank AG
(u) 2.375%, 01/11/13................................          600        603,896
Kreditanstalt fur Wiederaufbau AG
(u) 4.000%, 10/15/13................................        3,000      3,156,933
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
(u) 2.000%, 10/01/12................................        4,000      4,035,600
Landwirtschaftliche Rentenbank AG
(u) 4.125%, 07/15/13................................        4,000      4,193,184
                                                                    ------------
TOTAL GERMANY.......................................                  11,989,613
                                                                    ------------
NETHERLANDS -- (7.6%)
Bank Nederlandse Gemeenten NV
(g) 5.750%, 03/07/12................................          521        824,383
(u) 1.875%, 03/01/13................................        3,000      3,033,267
Diageo Finance BV
(u) 5.500%, 04/01/13................................          600        633,969
Rabobank Nederland NV
(u) 3.000%, 09/18/12................................        1,700      1,719,584
(u) 3.375%, 02/19/13................................        2,500      2,548,800
Shell International Finance BV
(u) 1.875%, 03/25/13................................        4,500      4,581,477
                                                                    ------------
TOTAL NETHERLANDS...................................                  13,341,480
                                                                    ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^       VALUE+
                                                       ----------   ------------
                                                          (000)
NORWAY -- (1.7%)
Eksportfinans ASA
(u) 1.875%, 04/02/13................................        3,000   $  2,923,368
                                                                    ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.7%)
African Development Bank
(c) 4.850%, 07/24/12................................        4,000      4,062,631
Eurofima
(u) 5.125%, 08/02/12................................        1,000      1,021,420
(c) 4.875%, 12/04/12................................        2,500      2,561,235
European Investment Bank
(u) 5.250%, 05/15/13................................        4,000      4,220,720
                                                                    ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS........                  11,866,006
                                                                    ------------
SWEDEN -- (1.5%)
Kommuninvest I Sverige AB
(u) 5.375%, 07/03/12................................        2,600      2,645,952
                                                                    ------------
SWITZERLAND -- (0.3%)
Credit Suisse New York AG
(u) 5.000%, 05/15/13................................          600        622,917
                                                                    ------------
UNITED KINGDOM -- (2.8%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12................................        1,500      1,535,764
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13................................        1,250      1,346,630
Diageo Capital P.L.C.
(u) 7.375%, 01/15/14................................          800        901,751
Vodafone Group P.L.C.
(u) 5.000%, 12/16/13................................        1,000      1,073,521
                                                                    ------------
TOTAL UNITED KINGDOM................................                   4,857,666
                                                                    ------------
UNITED STATES -- (29.4%)
Allstate Corp. (The)
   7.500%, 06/15/13.................................   $      489        524,794
American Express Bank FSB
   5.550%, 10/17/12.................................          600        618,074
Anheuser-Busch Cos., Inc.
   4.375%, 01/15/13.................................          700        723,664
Apache Corp.
   5.250%, 04/15/13.................................          700        739,996
AT&T, Inc.
   4.950%, 01/15/13.................................          600        625,225
   6.700%, 11/15/13.................................          600        661,767

                                                          FACE
                                                         AMOUNT^       VALUE+
                                                       ----------   ------------
                                                          (000)
UNITED STATES -- (Continued)
Avery Dennison Corp.
   4.875%, 01/15/13.................................   $      600   $    621,878
Bank of New York Mellon Corp.
(The)
   4.500%, 04/01/13.................................        3,000      3,137,340
Baxter International, Inc.
   1.800%, 03/15/13.................................          800        810,496
BB&T Corp.
   3.375%, 09/25/13.................................          600        622,189
BlackRock, Inc.
   2.250%, 12/10/12.................................          600        607,903
Bristol-Myers Squibb Co.
   5.250%, 08/15/13.................................          345        370,171
Burlington Northern Santa Fe LLC
   4.300%, 07/01/13.................................          600        626,642
Campbell Soup Co.
   4.875%, 10/01/13.................................          251        267,976
Caterpillar Financial Services
Corp.
   2.000%, 04/05/13.................................          650        661,003
CenterPoint Energy Resources
Corp.
   7.875%, 04/01/13.................................          600        644,434
Citigroup, Inc.
   5.300%, 10/17/12.................................        1,400      1,438,221
Coca-Cola Enterprises, Inc.
   1.125%, 11/12/13.................................          800        802,892
Comcast Cable Communications
Holdings, Inc.
   8.375%, 03/15/13.................................          600        650,424
Computer Sciences Corp.
   5.000%, 02/15/13.................................          600        614,250
Consolidated Edison Co. of New
York, Inc.
   3.850%, 06/15/13.................................          250        258,885
Daimler Finance North
America LLC
   6.500%, 11/15/13.................................          750        814,764
Dell, Inc.
   1.400%, 09/10/13.................................          600        604,101
Dominion Resources, Inc.
   5.000%, 03/15/13.................................          600        627,823
Dow Chemical Co. (The)
   6.000%, 10/01/12.................................          385        398,730
E.I. Du Pont de Nemours & Co.
   5.875%, 01/15/14.................................          850        932,964
eBay, Inc.
   0.875%, 10/15/13.................................          800        806,853

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT        VALUE+
                                                       ----------   ------------
                                                          (000)
UNITED STATES -- (Continued)
Enterprise Products
Operating LLC
   6.375%, 02/01/13.................................   $      664   $    698,220
EOG Resources, Inc.
   6.125%, 10/01/13.................................          800        865,713
Fifth Third Bancorp
   6.250%, 05/01/13.................................          600        632,960
General Electric Capital Corp.
   1.875%, 09/16/13.................................        1,500      1,518,868
   2.100%, 01/07/14.................................        2,000      2,036,154
General Electric Co.
   5.000%, 02/01/13.................................        1,500      1,564,778
Georgia Power Co.
   1.300%, 09/15/13.................................          700        707,655
Goldman Sachs Group, Inc.(The)
   5.450%, 11/01/12.................................        1,360      1,400,853
Hewlett-Packard Co.
   4.500%, 03/01/13.................................          600        619,697
Historic TW, Inc.
   9.125%, 01/15/13.................................          600        645,439
HSBC Finance Corp.
   6.375%, 11/27/12.................................          600        622,083
International Business Machines
Corp.
   2.100%, 05/06/13.................................          700        713,860
John Deere Capital Corp.
   4.500%, 04/03/13.................................          700        730,688
Johnson & Johnson
   0.700%, 05/15/13.................................        2,000      2,012,320
JPMorgan Chase & Co.
   5.375%, 10/01/12.................................          800        825,730
Kimberly-Clark Corp.
   5.000%, 08/15/13.................................          600        638,431
Kroger Co. (The)
   5.500%, 02/01/13.................................          600        625,922
     MetLife, Inc.
   5.375%, 12/15/12.................................        1,000      1,041,344
   5.000%, 11/24/13.................................          350        373,651
Nisource Finance Corp.
   6.150%, 03/01/13.................................          273        287,640
Paccar Financial Corp.
   2.050%, 06/17/13.................................          600        608,405
     PepsiCo, Inc.
   4.650%, 02/15/13.................................          600        626,850
Philip Morris International, Inc.
   4.875%, 05/16/13.................................          600        631,462
Pitney Bowes, Inc.
   4.625%, 10/01/12.................................          600        614,299

                                                          FACE
                                                         AMOUNT        VALUE+
                                                       ----------   ------------
                                                          (000)
UNITED STATES -- (Continued)
Praxair, Inc.
   2.125%, 06/14/13.................................   $      815   $    830,745
Prudential Financial, Inc.
   5.150%, 01/15/13.................................          600        620,746
Reynolds American, Inc.
   7.250%, 06/01/13.................................          600        641,302
St. Jude Medical, Inc.
   2.200%, 09/15/13.................................          800        814,249
SunTrust Banks, Inc.
   5.250%, 11/05/12.................................          500        511,351
Target Corp.
   4.000%, 06/15/13.................................          977      1,022,016
TD Ameritrade Holding Corp.
   2.950%, 12/01/12.................................          700        712,986
Time Warner Cable, Inc.
   6.200%, 07/01/13.................................        1,000      1,073,567
Travelers Property Casualty Corp.
   5.000%, 03/15/13.................................          700        729,256
UnitedHealth Group, Inc.
   5.500%, 11/15/12.................................          250        259,158
   4.875%, 04/01/13.................................          600        625,387
Verizon Communications, Inc.
   4.350%, 02/15/13.................................          600        623,021
Wal-Mart Stores, Inc.
   4.250%, 04/15/13.................................        1,595      1,668,254
Wells Fargo Bank & Co.
   4.375%, 01/31/13.................................          500        518,656
                                                                    ------------
TOTAL UNITED STATES.................................                  51,907,175
                                                                    ------------
TOTAL BONDS.........................................                 146,829,613
                                                                    ------------
AGENCY OBLIGATIONS -- (8.9%)
Federal Home Loan Mortgage Corporation Discount Note
(y)! 0.030%, 03/20/12..............................        3,600      3,599,905
Federal National Mortgage Association
   0.750%, 12/18/13.................................        3,000      3,022,686
Federal National Mortgage Association Discount Note
(y)! 0.030%, 03/14/12..............................        4,300      4,299,899
(y)! 0.020%, 03/19/12..............................        4,700      4,699,879
                                                                    ------------
TOTAL AGENCY OBLIGATIONS............................                  15,622,369
                                                                    ------------
COMMERCIAL PAPER -- (4.5%)
Caisse des Depots Et Consignations
   0.572%, 03/19/12.................................        1,000        999,517

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT        VALUE+
                                                       ----------   ------------
                                                          (000)
Electricite de France
   0.582%, 03/13/12.................................   $    1,000   $    999,567
Nordea North America, Inc.
   0.380%, 02/15/12.................................        2,000      1,999,693
Westpac Banking Corp.
   0.200%, 03/05/12.................................        3,000      2,999,297
   0.255%, 03/05/12.................................        1,000        999,766
                                                                    ------------
TOTAL COMMERCIAL PAPER..............................                   7,997,840
                                                                    ------------

                                                         SHARES        VALUE+
                                                       ----------   ------------
EXCHANGE-TRADED FUND -- (3.3%)
UNITED STATES -- (3.3%)
   SPDR Trust Series I..............................       44,100   $  5,786,361
                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares.............................       94,269         94,269
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $174,927,001)^^............................                $176,330,452
                                                                    ============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                      ---------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                      -----------   ------------   -------   ------------
Bonds..............................            --   $146,829,613      --     $146,829,613
Agency Obligations.................            --     15,622,369      --       15,622,369
Commercial Paper...................            --      7,997,840      --        7,997,840
Exchange-Traded Fund...............   $ 5,786,361             --      --        5,786,361
Temporary Cash Investments.........        94,269             --      --           94,269
Forward Currency Contracts**.......            --       (500,464)     --         (500,464)
Futures Contracts**................     8,597,813             --      --        8,597,813
                                      -----------   ------------     ---     ------------
TOTAL..............................   $14,478,443   $169,949,358      --     $184,427,801
                                      ===========   ============     ===     ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

                       DFA INVESTMENT DIMENSIONS GROUP INC.
                              SCHEDULE OF INVESTMENTS
                                 JANUARY 31, 2012
                                    (UNAUDITED)

                          U.S. LARGE CAP VALUE PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company............................   $7,663,182,915
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $6,045,791,976)^^..................................   $7,663,182,915
                                                                  ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

               See accompanying Notes to Schedules of Investments.

                       U.S. TARGETED VALUE PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                              JANUARY 31, 2012
                                (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (87.0%)
Consumer Discretionary -- (13.6%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................         104,974   $       302,325
   A.H. Belo Corp. Class A......................................................          95,944           569,907
   Aaron's, Inc.................................................................         182,310         4,851,269
   Acme United Corp.............................................................          12,718           127,180
   Amcon Distributing Co........................................................             228            15,164
  *American Biltrite, Inc.......................................................           1,234             5,183
  #American Greetings Corp. Class A.............................................          38,000           546,060
  *America's Car-Mart, Inc......................................................          56,120         2,129,193
 #*Archipelago Learning, Inc....................................................          67,215           698,364
  *Arctic Cat, Inc..............................................................          65,328         1,949,388
   Ark Restaurants Corp.........................................................          10,505           152,322
  *Asbury Automotive Group, Inc.................................................          58,500         1,340,235
  *Ascent Capital Group, Inc. Class A...........................................          61,386         2,909,083
 #*AutoNation, Inc..............................................................          62,048         2,218,836
  *Ballantyne Strong, Inc.......................................................          31,731           134,539
 #*Barnes & Noble, Inc..........................................................         257,505         3,108,085
   Bassett Furniture Industries, Inc............................................          47,052           377,828
  *Beasley Broadcast Group, Inc. Class A........................................          15,520            53,544
   bebe stores, Inc.............................................................         370,532         3,245,860
   Belo Corp. Class A...........................................................         103,135           766,293
  *Benihana, Inc................................................................          54,996           601,106
   Big 5 Sporting Goods Corp....................................................          55,710           442,337
  *Biglari Holdings, Inc........................................................           6,438         2,549,062
  *Bluegreen Corp...............................................................         141,582           368,113
  #Blyth, Inc...................................................................          36,435         2,293,583
   Bob Evans Farms, Inc.........................................................         137,688         4,864,517
  #Books-A-Million, Inc.........................................................          53,159           129,176
   Bowl America, Inc. Class A...................................................             907            11,791
 #*Boyd Gaming Corp.............................................................         273,360         2,397,367
  #Brown Shoe Co., Inc..........................................................         183,816         1,737,061
   Brunswick Corp...............................................................          54,232         1,157,311
  *Build-A-Bear-Workshop, Inc...................................................         110,392           901,903
  *Cabela's, Inc................................................................         338,984         8,840,703
  *Cache, Inc...................................................................          71,789           467,346
  #Callaway Golf Co.............................................................         274,605         1,839,853
  *Cambium Learning Group, Inc..................................................          60,606           195,151
  *Canterbury Park Holding Corp.................................................           6,299            76,281
  *Career Education Corp........................................................          61,200           618,732
  *Carmike Cinemas, Inc.........................................................           7,873            56,056
   Carriage Services, Inc.......................................................          57,267           328,140
  *Carter's, Inc................................................................          12,900           540,768
  *Casual Male Retail Group, Inc................................................         146,956           464,381
   Cato Corp. Class A...........................................................          13,049           349,844
  *Cavco Industries, Inc........................................................          31,373         1,428,099
  *Central European Media Enterprises, Ltd. Class A.............................           3,634            25,402
 #*Charles & Colvard, Ltd.......................................................          18,806            57,734
 #*Charming Shoppes, Inc........................................................         584,918         2,901,193
 #*Children's Place Retail Stores, Inc. (The)...................................           3,088           154,060
   Christopher & Banks Corp.....................................................         138,760           287,233
   Churchill Downs, Inc.........................................................          58,581         3,277,607
  *Citi Trends, Inc.............................................................             895             8,073
  *Clear Channel Outdoor Holdings, Inc. Class A.................................         106,454         1,288,093
  *Coast Distribution System, Inc. (The)........................................           1,305             3,112
  *Cobra Electronics Corp.......................................................          21,898           102,483
 #*Collective Brands, Inc.......................................................         293,947         4,897,157
   Collectors Universe, Inc.....................................................           9,273           142,804
 #*Conn's, Inc..................................................................         146,891         1,703,936
   Core-Mark Holding Co., Inc...................................................          59,937         2,434,042

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Cost Plus, Inc...............................................................          35,881   $       486,188
   CSS Industries, Inc..........................................................          11,803           252,820
  *Culp, Inc....................................................................          18,310           166,804
 #*Cumulus Media, Inc. Class A..................................................          12,442            43,796
  *Cybex International, Inc.....................................................          21,575            13,376
  #D.R. Horton, Inc.............................................................         375,170         5,222,366
  *dELiA*s, Inc.................................................................          74,878            80,119
  *Delta Apparel, Inc...........................................................          29,625           453,262
  #Destination Maternity Corp...................................................          11,889           198,427
 #*DGSE Cos., Inc...............................................................             859             6,211
  *Digital Generation, Inc......................................................          26,188           364,013
  #Dillard's, Inc. Class A......................................................         240,649        10,648,718
 #*DineEquity, Inc..............................................................          82,392         3,915,268
  *Dixie Group, Inc. (The)......................................................          20,965            75,055
  *Dolan Co.....................................................................         100,930           951,770
  *Dorman Products, Inc.........................................................           1,388            60,253
   Dover Downs Gaming & Entertainment, Inc......................................          38,050            93,222
  *Dover Motorsports, Inc.......................................................          12,359            14,954
 #*DreamWorks Animation SKG, Inc. Class A.......................................          94,887         1,684,244
  *Drew Industries, Inc.........................................................          67,519         1,753,468
   DSW, Inc. Class A............................................................          26,212         1,309,814
 #*Duckwall-ALCO Stores, Inc....................................................           2,172            18,071
  *E.W. Scripps Co. Class A (The)...............................................         229,697         1,945,534
 #*Education Management Corp....................................................          34,458           879,713
   Educational Development Corp.................................................           2,346            11,554
  *Emerson Radio Corp...........................................................          89,191           156,976
 #*Entercom Communications Corp. Class A........................................          13,551           104,614
   Escalade, Inc................................................................           1,643             7,771
  #Ethan Allen Interiors, Inc...................................................          49,698         1,172,873
  *Exide Technologies...........................................................          66,275           218,707
  *Federal-Mogul Corp...........................................................         155,359         2,577,406
   Finish Line, Inc. Class A (The)..............................................          62,412         1,320,014
  *Fisher Communications, Inc...................................................          40,982         1,233,148
   Flexsteel Industries, Inc....................................................          15,387           218,342
  #Foot Locker, Inc.............................................................         404,082        10,603,112
  #Fred's, Inc. Class A.........................................................         184,703         2,724,369
   Frisch's Restaurants, Inc....................................................           1,624            34,104
 #*Fuel Systems Solutions, Inc..................................................          38,131           795,794
  *Full House Resorts, Inc......................................................          71,575           198,978
  *Furniture Brands International, Inc..........................................         200,568           338,960
  *Gaiam, Inc. Class A..........................................................          47,402           169,699
 #*GameStop Corp. Class A.......................................................         635,798        14,852,241
   Gaming Partners International Corp...........................................          17,120           110,681
   Gannett Co., Inc.............................................................         338,952         4,802,950
 #*Gaylord Entertainment Co.....................................................         160,091         4,490,553
  *Genesco, Inc.................................................................         110,247         6,732,784
  *G-III Apparel Group, Ltd.....................................................          19,928           454,956
  *Golfsmith International Holdings, Inc........................................           6,065            22,259
 #*Gray Television, Inc.........................................................         168,991           346,432
  *Great Wolf Resorts, Inc......................................................         112,354           359,533
  #Group 1 Automotive, Inc......................................................         146,690         7,824,445
   Harte-Hanks, Inc.............................................................         201,255         1,942,111
   Haverty Furniture Cos., Inc..................................................          90,668         1,131,537
   Haverty Furniture Cos., Inc. Class A.........................................             200             2,435
  *Heelys, Inc..................................................................          97,307           177,099
  *Helen of Troy, Ltd...........................................................         148,060         4,763,090
 #*hhgregg, Inc.................................................................          61,707           628,177
  *Hollywood Media Corp.........................................................           6,339             7,860
   Hooker Furniture Corp........................................................          54,414           655,689
   Hot Topic, Inc...............................................................         296,146         2,167,789
  *Iconix Brand Group, Inc......................................................         354,283         6,522,350

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   International Speedway Corp. Class A.........................................         126,293   $     3,257,096
  *Isle of Capri Casinos, Inc...................................................         126,186           641,025
  *J. Alexander's Corp..........................................................           4,675            30,855
  #JAKKS Pacific, Inc...........................................................          74,063         1,131,683
  #Jarden Corp..................................................................         203,492         6,855,645
  *Johnson Outdoors, Inc. Class A...............................................          15,652           266,241
   Jones Group, Inc. (The)......................................................         380,255         3,471,728
  *Journal Communications, Inc. Class A.........................................         157,787           811,025
  #KB Home......................................................................         256,738         2,315,777
  *Kenneth Cole Productions, Inc. Class A.......................................          44,717           549,572
  *Kid Brands, Inc..............................................................          69,716           239,126
  *Kirkland's, Inc..............................................................          61,577           921,808
  *Kona Grill, Inc..............................................................             701             4,248
   KSW, Inc.....................................................................          16,593            54,757
 #*K-Swiss, Inc. Class A........................................................          86,948           293,884
   Lacrosse Footwear, Inc.......................................................          13,558           170,560
  *Lakeland Industries, Inc.....................................................          27,527           259,304
  *Lakes Entertainment, Inc.....................................................         109,698           223,784
  *La-Z-Boy, Inc................................................................         239,295         3,153,908
  *Leapfrog Enterprises, Inc....................................................         111,824           647,461
  *Lee Enterprises, Inc.........................................................         149,966           199,455
  #Lennar Corp. Class A.........................................................         638,026        13,711,179
   Lennar Corp. Class B Voting..................................................          64,000         1,101,440
  *Liberty Media Corp. - Liberty Capital Class A................................          57,127         4,707,836
 #*Life Time Fitness, Inc.......................................................          41,300         2,029,482
   Lifetime Brands, Inc.........................................................          57,345           679,538
   Lincoln Educational Services Corp............................................          38,993           340,409
  #Lithia Motors, Inc. Class A..................................................         106,247         2,359,746
 #*Live Nation Entertainment, Inc...............................................         734,637         7,552,068
  *Luby's, Inc..................................................................         118,798           620,126
  *M/I Homes, Inc...............................................................          71,660           813,341
   Mac-Gray Corp................................................................          60,447           842,631
  *Madison Square Garden Co. (The)..............................................         158,485         4,546,935
  *Mannatech, Inc...............................................................           2,231             9,592
   Marcus Corp..................................................................         106,855         1,294,014
  *MarineMax, Inc...............................................................         122,753         1,009,030
  #Martha Stewart Living Omnimedia, Inc. Class A................................           9,330            41,052
   Matthews International Corp. Class A.........................................          15,661           516,187
  *McClatchy Co. (The)..........................................................          24,277            57,051
  #MDC Holdings, Inc............................................................         100,966         2,001,146
 #*Media General, Inc. Class A..................................................          13,690            55,034
   Men's Wearhouse, Inc. (The)..................................................         259,084         8,935,807
  #Meredith Corp................................................................          54,254         1,708,458
  *Meritage Homes Corp..........................................................         153,782         3,721,524
   MGP Ingredients, Inc.........................................................          55,785           332,479
  *Modine Manufacturing Co......................................................         171,007         1,870,817
  *Mohawk Industries, Inc.......................................................         318,323        19,468,635
  *Monarch Casino & Resort, Inc.................................................          28,527           303,813
  *Morton's Restaurant Group, Inc...............................................          66,071           455,890
 #*Motorcar Parts of America, Inc...............................................          42,052           269,974
   Movado Group, Inc............................................................          87,836         1,617,061
  *MTR Gaming Group, Inc........................................................          45,155           107,920
  *Multimedia Games Holding Co., Inc............................................          95,823           723,464
  *Nathan's Famous, Inc.........................................................           6,583           137,848
  *Nautilus, Inc................................................................          76,785           185,820
  *Navarre Corp.................................................................           3,267             4,737
  *New Frontier Media, Inc......................................................          71,919            78,392
  *New York & Co., Inc..........................................................         225,973           630,465
  *New York Times Co. Class A (The).............................................         149,017         1,110,177
  *Nobility Homes, Inc..........................................................             946             5,392
 #*O'Charley's, Inc.............................................................          98,421           638,752

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Orbitz Worldwide, Inc........................................................          16,946   $        62,022
  *Orient-Express Hotels, Ltd. Class A..........................................         325,327         2,752,266
   Outdoor Channel Holdings, Inc................................................          99,892           704,239
  *P & F Industries, Inc. Class A...............................................           1,458             5,657
 #*Penn National Gaming, Inc....................................................         204,470         8,371,002
   Penske Automotive Group, Inc.................................................         326,249         7,301,453
  #Pep Boys - Manny, Moe & Jack (The)...........................................         259,101         3,886,515
  *Perry Ellis International, Inc...............................................          76,500         1,188,810
  *Pinnacle Entertainment, Inc..................................................         150,351         1,458,405
 #*PulteGroup, Inc..............................................................         333,870         2,487,332
   PVH Corp.....................................................................             400            30,876
  *Quiksilver, Inc..............................................................         611,134         2,725,658
   R.G. Barry Corp..............................................................          26,936           329,697
 #*Radio One, Inc. Class D......................................................          27,265            27,810
  #RadioShack Corp..............................................................         152,177         1,092,631
  *Reading International, Inc. Class A..........................................           8,787            37,433
  *Red Lion Hotels Corp.........................................................          82,652           605,013
  *Red Robin Gourmet Burgers, Inc...............................................          88,549         2,719,340
  #Regis Corp...................................................................         268,730         4,606,032
  #Rent-A-Center, Inc...........................................................         265,181         8,968,421
  *Rick's Cabaret International, Inc............................................          45,075           466,076
  *Rocky Brands, Inc............................................................          34,505           383,006
  *Ruby Tuesday, Inc............................................................         214,489         1,610,812
  *Ruth's Hospitality Group, Inc................................................          67,804           419,707
  #Ryland Group, Inc. (The).....................................................         166,434         3,029,099
  *Saga Communications, Inc. Class A............................................          12,163           501,724
 #*Saks, Inc....................................................................         755,984         7,544,720
  *Salem Communications Corp. Class A...........................................          17,020            46,635
  #Scholastic Corp..............................................................         150,930         4,453,944
  *Scientific Games Corp. Class A...............................................         125,838         1,408,127
  #Service Corp. International..................................................         580,052         6,438,577
  *Shiloh Industries, Inc.......................................................          33,237           273,208
  *Shoe Carnival, Inc...........................................................          66,243         1,675,285
   Sinclair Broadcast Group, Inc. Class A.......................................          35,237           432,710
   Six Flags Entertainment Corp.................................................             381            16,699
 #*Skechers U.S.A., Inc. Class A................................................         195,440         2,376,550
   Skyline Corp.................................................................          27,646           171,682
  *Smith & Wesson Holding Corp..................................................          14,739            75,758
  #Sonic Automotive, Inc. Class A...............................................         206,790         3,223,856
   Spartan Motors, Inc..........................................................         157,834           958,052
  #Speedway Motorsports, Inc....................................................         190,470         3,053,234
  *Sport Chalet, Inc. Class A...................................................           8,807            14,708
  *Sport Chalet, Inc. Class B...................................................           1,711             3,662
  #Stage Stores, Inc............................................................         180,381         2,774,260
   Standard Motor Products, Inc.................................................         108,500         2,244,865
 #*Standard Pacific Corp........................................................          37,670           137,119
  *Stanley Furniture Co., Inc...................................................          48,237           169,312
  *Stein Mart, Inc..............................................................         164,295         1,191,139
  *Steinway Musical Instruments, Inc............................................          58,857         1,468,482
  #Stewart Enterprises, Inc. Class A............................................         371,064         2,282,044
  *Stoneridge, Inc..............................................................          40,287           377,489
   Strattec Security Corp.......................................................           4,900           103,145
   Superior Industries International, Inc.......................................         153,618         2,791,239
  *Syms Corp....................................................................          39,541           399,364
  *Systemax, Inc................................................................          57,064         1,004,897
  *Tandy Leather Factory, Inc...................................................           2,281            11,223
  #Thor Industries, Inc.........................................................           5,745           176,142
  *Toll Brothers, Inc...........................................................         383,917         8,373,230
  *Tuesday Morning Corp.........................................................         200,589           682,003
 #*Unifi, Inc...................................................................          96,247           936,483
 #*Universal Electronics, Inc...................................................          19,818           366,633

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Vail Resorts, Inc............................................................         110,071   $     4,800,196
  *Valassis Communications, Inc.................................................          40,393           918,941
   Value Line, Inc..............................................................             845             9,481
 #*Valuevision Media, Inc. Class A..............................................          22,320            35,266
  *VOXX International Corp......................................................          87,244         1,109,744
  #Washington Post Co. Class B..................................................          27,260        10,323,635
  *Wells-Gardner Electronics Corp...............................................           3,878             8,027
   Wendy's Co. (The)............................................................       1,792,132         8,405,099
  *West Marine, Inc.............................................................         115,748         1,402,866
  *Wet Seal, Inc. Class A (The).................................................         471,821         1,651,374
  #Weyco Group, Inc.............................................................           7,602           192,027
  #Whirlpool Corp...............................................................          12,851           698,066
 #*Zale Corp....................................................................         117,975           336,229
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       441,373,793
                                                                                                   ---------------
Consumer Staples -- (4.1%)
   Alico, Inc...................................................................           5,367           124,192
  *Alliance One International, Inc..............................................         447,272         1,301,562
   Andersons, Inc. (The)........................................................          87,478         3,547,233
  #B&G Foods, Inc...............................................................         203,927         4,620,986
  #Cal-Maine Foods, Inc.........................................................          17,372           659,441
   CCA Industries, Inc..........................................................          24,286           121,187
 #*Central European Distribution Corp...........................................         143,477           588,256
  *Central Garden & Pet Co......................................................          79,373           693,720
  *Central Garden & Pet Co. Class A.............................................         192,018         1,816,490
  *Chiquita Brands International, Inc...........................................         156,544         1,376,022
   Coca-Cola Bottling Co........................................................           9,102           554,767
  *Constellation Brands, Inc. Class A...........................................         409,149         8,551,214
  *Craft Brew Alliance, Inc.....................................................          48,041           300,737
  *Darling International, Inc...................................................          61,432           938,681
  *Dean Foods Co................................................................         246,877         2,656,397
 #*Dole Food Co., Inc...........................................................         308,532         2,961,907
  *Elizabeth Arden, Inc.........................................................         112,587         4,049,754
 #*Farmer Brothers Co...........................................................          38,880           388,022
   Fresh Del Monte Produce, Inc.................................................         279,979         6,853,886
   Golden Enterprises, Inc......................................................          16,005            54,897
   Griffin Land & Nurseries, Inc................................................          12,781           341,125
  *Hain Celestial Group, Inc. (The).............................................         217,855         8,407,024
 #*Heckmann Corp................................................................         165,806           847,269
  #Imperial Sugar Co............................................................          38,704           131,981
   Ingles Markets, Inc. Class A.................................................          59,938         1,044,719
   Inter Parfums, Inc...........................................................          70,587         1,178,803
   J & J Snack Foods Corp.......................................................             346            17,656
  *John B. Sanfilippo & Son, Inc................................................          27,334           269,787
   Nash-Finch Co................................................................          71,489         2,088,194
  *Natural Alternatives International, Inc......................................           7,786            71,242
  *Nutraceutical International Corp.............................................          56,298           723,429
   Oil-Dri Corp. of America.....................................................           9,985           209,585
  *Omega Protein Corp...........................................................         104,830           902,586
   Orchids Paper Products Co....................................................           4,992            94,249
  *Overhill Farms, Inc..........................................................           1,928             7,866
  *Pantry, Inc..................................................................          98,340         1,184,014
  *Parlux Fragrances, Inc.......................................................          68,986           362,176
  *Physicians Formula Holdings, Inc.............................................          65,127           196,684
  *Pilgrim's Pride Corp.........................................................         147,038           791,064
  *Prestige Brands Holdings, Inc................................................         289,720         3,720,005
  *Ralcorp Holdings, Inc........................................................         144,771        12,660,224
   Reliv' International, Inc....................................................             600               750
  #Sanderson Farms, Inc.........................................................         107,587         5,480,482
  *Schiff Nutrition International, Inc..........................................           4,304            45,924
  *Seneca Foods Corp. Class A...................................................          24,183           699,614

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  *Seneca Foods Corp. Class B...................................................              40   $         1,132
  *Smart Balance, Inc...........................................................         275,433         1,459,795
  *Smithfield Foods, Inc........................................................         767,800        17,144,974
  #Snyders-Lance, Inc...........................................................          19,177           440,879
   Spartan Stores, Inc..........................................................         108,525         2,033,758
  *Spectrum Brands Holdings, Inc................................................          90,432         2,618,006
  #SUPERVALU, Inc...............................................................       1,180,500         8,157,255
  *Susser Holdings Corp.........................................................          80,055         1,909,312
  #Tootsie Roll Industries, Inc.................................................          23,868           578,560
  *TreeHouse Foods, Inc.........................................................          68,447         3,869,993
  #Universal Corp...............................................................         108,529         4,870,782
   Village Super Market, Inc. Class A...........................................          13,848           439,674
   Weis Markets, Inc............................................................          71,889         3,038,748
 #*Winn-Dixie Stores, Inc.......................................................         214,531         2,027,318
                                                                                                   ---------------
Total Consumer Staples..........................................................                       132,225,989
                                                                                                   ---------------
Energy -- (8.3%)
   Adams Resources & Energy, Inc................................................           9,067           345,725
   Alon USA Energy, Inc.........................................................         167,443         1,617,499
 #*Approach Resources, Inc......................................................          87,580         3,076,685
  *Barnwell Industries, Inc.....................................................          21,188            60,386
  *Basic Energy Services, Inc...................................................          96,171         1,732,040
  #Berry Petroleum Co. Class A..................................................           2,549           114,730
  *Bill Barrett Corp............................................................         201,177         5,556,509
   Bolt Technology Corp.........................................................          40,803           489,228
 #*BPZ Resources, Inc...........................................................         252,809           824,157
   Bristow Group, Inc...........................................................         167,782         8,231,385
   Cabot Oil & Gas Corp.........................................................          25,830           823,977
  *Callon Petroleum Co..........................................................          22,925           137,550
  *Clayton Williams Energy, Inc.................................................          10,007           814,470
  *Cloud Peak Energy, Inc.......................................................         109,805         2,080,805
  *Complete Production Services, Inc............................................         144,476         4,868,841
 #*Comstock Resources, Inc......................................................         161,413         1,943,413
  *Contango Oil & Gas Co........................................................          16,713         1,040,886
  *CREDO Petroleum Corp.........................................................           5,332            54,653
  *Crimson Exploration, Inc.....................................................          82,602           243,676
  *Crosstex Energy, Inc.........................................................         268,361         3,370,614
  *CVR Energy, Inc..............................................................         352,789         8,798,558
  *Dawson Geophysical Co........................................................          46,821         1,666,359
   Delek US Holdings, Inc.......................................................         163,820         2,062,494
  *Double Eagle Petroleum Co....................................................          51,492           341,392
 #*Endeavour International Corp.................................................          37,002           391,481
  *Energy Partners, Ltd.........................................................         180,430         2,883,271
  *ENGlobal Corp................................................................          50,044           105,092
 #*Exterran Holdings, Inc.......................................................         206,156         1,913,128
 #*Forest Oil Corp..............................................................         284,966         3,704,558
  *Gastar Exploration, Ltd......................................................          18,188            54,564
 #*GeoResources, Inc............................................................          87,243         2,670,508
 #*Green Plains Renewable Energy, Inc...........................................         143,778         1,631,880
   Gulf Island Fabrication, Inc.................................................          72,323         2,195,003
  *Gulfmark Offshore, Inc. Class A..............................................         124,929         5,711,754
 #*Harvest Natural Resources, Inc...............................................         194,361         1,337,204
  *Helix Energy Solutions Group, Inc............................................         494,307         8,131,350
  *Hercules Offshore, Inc.......................................................         625,934         2,810,444
  *HKN, Inc.....................................................................          51,163           128,419
   HollyFrontier Corp...........................................................         271,362         7,961,761
  *Hornbeck Offshore Services, Inc..............................................         169,300         5,534,417
  *Key Energy Services, Inc.....................................................          73,108         1,058,604
  *Matrix Service Co............................................................          77,466           901,704
 #*Mexco Energy Corp............................................................           6,363            45,050
  *Mitcham Industries, Inc......................................................          57,917         1,271,857

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Natural Gas Services Group, Inc..............................................          60,748   $       837,715
  *Newpark Resources, Inc.......................................................         480,197         3,908,804
  #Overseas Shipholding Group, Inc..............................................         109,753         1,394,961
  *Parker Drilling Co...........................................................         597,206         3,881,839
 #*Patriot Coal Corp............................................................         220,286         1,674,174
   Patterson-UTI Energy, Inc....................................................         442,089         8,342,219
  #Penn Virginia Corp...........................................................         151,400           700,982
  *Petroleum Development Corp...................................................         109,614         3,412,284
 #*PetroQuest Energy, Inc.......................................................         133,888           859,561
  *PHI, Inc. Non-Voting.........................................................          64,150         1,690,994
  *PHI, Inc. Voting.............................................................             175             4,202
 #*Pioneer Drilling Co..........................................................         336,370         3,000,420
  *Plains Exploration & Production Co...........................................         584,772        22,057,600
 #*Rex Energy Corp..............................................................         209,576         1,982,589
  *Rosetta Resources, Inc.......................................................           1,606            77,072
 #*Rowan Cos., Inc..............................................................         582,465        19,809,635
  *SEACOR Holdings, Inc.........................................................          97,504         8,924,541
  *SemGroup Corp. Class A.......................................................          35,317           934,841
   SM Energy Co.................................................................          30,800         2,235,464
  *Stone Energy Corp............................................................          76,475         2,145,124
   Sunoco, Inc..................................................................         363,384        13,939,410
  *Swift Energy Co..............................................................         195,657         6,486,030
   Teekay Corp..................................................................         231,022         6,334,623
  *Tesco Corp...................................................................             376             5,219
 #*Tesoro Corp..................................................................         728,585        18,236,483
  *Tetra Technologies, Inc......................................................         343,530         3,208,570
  *TGC Industries, Inc..........................................................          28,376           231,548
  #Tidewater, Inc...............................................................         241,811        13,021,522
 #*Triangle Petroleum Corp......................................................          30,646           209,619
  *Union Drilling, Inc..........................................................          80,425           517,133
  *Unit Corp....................................................................         205,746         9,310,006
  *VAALCO Energy, Inc...........................................................         158,255           984,346
  *Warren Resources, Inc........................................................          87,803           312,579
 #*Western Refining, Inc........................................................         423,850         7,006,240
  *Willbros Group, Inc..........................................................         156,074           664,875
                                                                                                   ---------------
Total Energy....................................................................                       269,081,305
                                                                                                   ---------------
Financials -- (21.0%)
  *1st Constitution Bancorp.....................................................             442             3,227
   1st Source Corp..............................................................          89,327         2,236,748
  *1st United Bancorp, Inc......................................................          16,513            95,115
  *21st Century Holding Co......................................................          27,590            88,288
   Access National Corp.........................................................           4,668            43,132
   Advance America Cash Advance Centers, Inc....................................         232,549         1,830,161
  *Affirmative Insurance Holdings, Inc..........................................          34,697            39,555
  *Allegheny Corp...............................................................          18,833         5,449,329
   Alliance Bancorp, Inc. of Pennsylvania.......................................             770             8,624
  #Alliance Financial Corp......................................................          12,773           397,751
   Allied World Assurance Co. Holdings AG.......................................         186,577        11,480,083
  #Alterra Capital Holdings, Ltd................................................         420,574        10,165,274
  *American Capital, Ltd........................................................       1,116,778         9,179,915
   American Equity Investment Life Holding Co...................................         325,267         3,750,328
   American Financial Group, Inc................................................         457,000        16,758,190
  *American Independence Corp...................................................             300             1,350
   American National Bankshares, Inc............................................          11,417           235,761
   American National Insurance Co...............................................          42,887         3,124,318
  *American River Bankshares....................................................           1,626             9,593
  *American Safety Insurance Holdings, Ltd......................................          49,446         1,075,450
  *Ameris Bancorp...............................................................          81,298           871,515
  *AMERISAFE, Inc...............................................................          99,481         2,445,243
  *AmeriServe Financial, Inc....................................................          36,809            83,925

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #AmTrust Financial Services, Inc..............................................           7,875   $       204,199
  *Arch Capital Group, Ltd......................................................          16,673           601,062
   Argo Group International Holdings, Ltd.......................................         144,184         4,153,941
   Aspen Insurance Holdings, Ltd................................................         324,387         8,615,719
 #*Asset Acceptance Capital Corp................................................         109,749           509,235
   Associated Banc-Corp.........................................................         405,953         5,058,174
   Assurant, Inc................................................................         429,284        16,999,646
   Assured Guaranty, Ltd........................................................         569,319         8,830,138
   Asta Funding, Inc............................................................          60,246           450,640
  #Astoria Financial Corp.......................................................         335,461         2,794,390
  *Atlantic Coast Financial Corp................................................           4,033             9,720
   Auburn National Bancorporation, Inc..........................................              50               977
  *Avatar Holdings, Inc.........................................................          40,656           397,209
   Axis Capital Holdings, Ltd...................................................         571,529        17,591,663
   Baldwin & Lyons, Inc. Class A................................................             253             5,920
   Baldwin & Lyons, Inc. Class B................................................          11,595           254,394
  #BancFirst Corp...............................................................          23,944           961,591
  *Bancorp, Inc.................................................................         121,179           971,856
  #BancorpSouth, Inc............................................................         108,529         1,218,781
 #*BancTrust Financial Group, Inc...............................................          62,398            79,869
   Bank Mutual Corp.............................................................         122,013           489,272
   Bank of Commerce Holdings....................................................           2,600            10,244
  #Bank of Kentucky Financial Corp..............................................           1,534            36,294
   BankFinancial Corp...........................................................         106,520           590,121
   Banner Corp..................................................................          47,366           930,268
   Bar Harbor Bankshares........................................................           7,735           233,520
  *BBCN Bancorp, Inc............................................................         192,419         1,947,280
  #BCB Bancorp, Inc.............................................................           2,001            20,610
  *BCSB Bancorp, Inc............................................................             238             2,965
   Beacon Federal Bancorp, Inc..................................................             391             5,556
  *Beneficial Mutual Bancorp, Inc...............................................          22,268           197,072
  #Berkshire Hills Bancorp, Inc.................................................          97,468         2,204,726
 #*BofI Holding, Inc............................................................          50,662           846,562
  #Boston Private Financial Holdings, Inc.......................................         387,727         3,194,870
  *Bridge Capital Holdings......................................................           1,105            11,956
   Brookline Bancorp, Inc.......................................................         229,680         2,129,135
   Bryn Mawr Bank Corp..........................................................           6,476           130,232
   C&F Financial Corp...........................................................             221             6,301
   Calamos Asset Management, Inc. Class A.......................................          25,993           324,653
   California First National Bancorp............................................           3,231            51,470
  *Camco Financial Corp.........................................................             411               580
   Camden National Corp.........................................................           5,387           185,313
 #*Cape Bancorp, Inc............................................................           3,253            27,553
  #Capital City Bank Group, Inc.................................................          68,597           600,224
   Capital Southwest Corp.......................................................          17,318         1,536,799
  *CapitalSource, Inc...........................................................         429,670         2,969,020
   Capitol Federal Financial, Inc...............................................         102,396         1,182,674
   Cardinal Financial Corp......................................................         140,938         1,579,915
  #Cash America International, Inc..............................................          72,526         3,180,990
   Cathay General Bancorp.......................................................         311,984         4,910,628
  #Center Bancorp, Inc..........................................................          47,794           456,433
   Centerstate Banks, Inc.......................................................          79,664           561,631
   Central Bancorp, Inc.........................................................             558             9,798
  *Central Pacific Financial Corp...............................................          12,463           169,871
   Century Bancorp, Inc. Class A................................................           3,155            89,539
   Chemical Financial Corp......................................................          79,068         1,789,309
  *Chicopee Bancorp, Inc........................................................           1,885            27,097
  #Cincinnati Financial Corp....................................................         200,714         6,559,334
  *Citizens Community Bancorp, Inc..............................................           6,617            38,048
   Citizens Holding Co..........................................................           1,103            20,405
  *Citizens, Inc................................................................          75,121           774,498

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #City Holding Co..............................................................           3,912   $       139,032
   Clifton Savings Bancorp, Inc.................................................           1,212            12,411
  #CNB Financial Corp...........................................................           2,049            33,829
  *CNO Financial Group, Inc.....................................................       1,174,038         7,889,535
  #CoBiz Financial, Inc.........................................................         123,204           736,760
   Codorus Valley Bancorp, Inc..................................................             276             2,801
  *Colonial Financial Services, Inc.............................................             388             4,823
  #Columbia Banking System, Inc.................................................         139,753         2,934,813
   Comerica, Inc................................................................          81,561         2,256,793
   Commercial National Financial Corp...........................................             256             6,592
  #Community Bank System, Inc...................................................         126,388         3,457,976
   Community Trust Bancorp, Inc.................................................          52,531         1,618,480
  *Community West Bancshares....................................................             367               661
 #*CompuCredit Holdings Corp....................................................         103,156           417,266
  #Consolidated-Tokoma Land Co..................................................           9,966           285,028
 #*Cowen Group, Inc. Class A....................................................         257,971           696,522
  #CVB Financial Corp...........................................................          39,184           412,608
   Delphi Financial Group, Inc. Class A.........................................         226,679        10,089,482
   Dime Community Bancshares, Inc...............................................         114,522         1,578,113
   Donegal Group, Inc. Class A..................................................          75,519         1,152,420
   Donegal Group, Inc. Class B..................................................              59               980
  *E*Trade Financial Corp.......................................................         179,266         1,468,189
   Eastern Insurance Holdings, Inc..............................................          45,624           646,492
   Edelman Financial Group, Inc.................................................         144,785         1,033,765
  #EMC Insurance Group, Inc.....................................................          52,708         1,189,620
   Employers Holdings, Inc......................................................         105,734         1,898,983
  *Encore Bancshares, Inc.......................................................          32,119           430,716
  *Encore Capital Group, Inc....................................................          46,246         1,086,781
   Endurance Specialty Holdings, Ltd............................................         207,456         7,758,854
  *Enstar Group, Ltd............................................................           9,204           916,074
   Enterprise Bancorp, Inc......................................................           2,720            44,118
   Enterprise Financial Services Corp...........................................          46,151           571,811
   ESB Financial Corp...........................................................          35,552           497,372
   ESSA Bancorp, Inc............................................................          79,429           799,850
   Evans Bancorp, Inc...........................................................             163             2,086
   Everest Re Group, Ltd........................................................         180,323        15,399,584
  #F.N.B. Corp..................................................................         478,255         5,605,149
  *Farmers Capital Bank Corp....................................................           1,687             7,929
   FBL Financial Group, Inc. Class A............................................         131,590         4,571,437
   Federal Agricultural Mortgage Corp. Class C..................................          60,517         1,174,030
  #Fidelity Southern Corp.......................................................          10,521            70,283
   Financial Institutions, Inc..................................................          22,779           389,293
  *First Acceptance Corp........................................................          82,671            95,072
   First Advantage Bancorp......................................................             539             6,910
   First American Financial Corp................................................         362,007         5,364,944
   First Bancorp................................................................          61,914           720,679
  #First Bancorp, Inc...........................................................          14,381           229,952
 #*First BanCorp................................................................           3,638            13,461
   First Bancshares, Inc. (The).................................................             137             1,078
  #First Busey Corp.............................................................         208,471         1,044,440
   First Business Financial Services, Inc.......................................             614            10,199
  *First California Financial Group, Inc........................................          13,723            60,381
   First Citizens BancShares, Inc. Class A......................................           5,955         1,050,581
   First Commonwealth Financial Corp............................................         439,287         2,433,650
   First Community Bancshares, Inc..............................................          35,146           448,463
   First Defiance Financial Corp................................................          41,583           643,705
 #*First Federal Bancshares of Arkansas, Inc....................................           3,492            19,241
   First Financial Bancorp......................................................          88,889         1,544,891
   First Financial Corp.........................................................          40,484         1,417,750
   First Financial Holdings, Inc................................................          57,192           555,334
  *First Financial Northwest, Inc...............................................          97,328           633,605

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   First Interstate Bancsystem, Inc.............................................          26,254   $       361,255
   First M&F Corp...............................................................           2,708             8,801
  *First Marblehead Corp. (The).................................................         263,351           331,822
   First Merchants Corp.........................................................         104,333         1,027,680
   First Midwest Bancorp, Inc...................................................         236,825         2,576,656
   First Niagara Financial Group, Inc...........................................         638,207         6,107,641
  #First Pactrust Bancorp, Inc..................................................          16,661           201,931
  *First South Bancorp, Inc.....................................................           6,484            22,824
  *First United Corp............................................................             517             1,799
   Firstbank Corp...............................................................             301             1,950
  *FirstCity Financial Corp.....................................................          34,232           276,937
   FirstMerit Corp..............................................................         121,609         1,908,045
   Flagstone Reinsurance Holdings SA............................................         309,085         2,698,312
   Flushing Financial Corp......................................................         143,209         1,877,470
  *Forestar Group, Inc..........................................................          24,017           382,351
   Fox Chase Bancorp, Inc.......................................................          20,372           257,502
  #Fulton Financial Corp........................................................          65,384           607,417
  #German American Bancorp, Inc.................................................          28,504           573,500
  *GFI Group, Inc...............................................................         165,719           767,279
  #Glacier Bancorp, Inc.........................................................          80,996         1,131,514
  *Global Indemnity P.L.C.......................................................          81,077         1,628,837
  #Great Southern Bancorp, Inc..................................................          49,600         1,205,280
  *Greene Bancshares, Inc.......................................................          47,007            59,699
  *Greenlight Capital Re, Ltd. Class A..........................................          47,979         1,231,621
  *Guaranty Bancorp.............................................................         121,054           180,370
  *Hallmark Financial Services, Inc.............................................         100,040           692,277
   Hampden Bancorp, Inc.........................................................          20,730           252,284
   Hancock Holding Co...........................................................          79,295         2,632,594
  *Hanmi Financial Corp.........................................................          14,400           118,656
   Hanover Insurance Group, Inc. (The)..........................................         152,388         5,540,828
   Harleysville Group, Inc......................................................          68,182         3,853,647
  *Harris & Harris Group, Inc...................................................         143,300           633,386
   Hawthorn Bancshares, Inc.....................................................             496             3,234
  #Heartland Financial USA, Inc.................................................          36,016           594,264
  *Heritage Commerce Corp.......................................................          58,279           289,064
   Heritage Financial Corp......................................................          20,507           287,713
   Heritage Financial Group, Inc................................................             194             2,229
   HF Financial Corp............................................................           2,032            23,063
  *Hilltop Holdings, Inc........................................................         261,601         2,257,617
   Hingham Institution for Savings..............................................             797            41,045
  *Home Bancorp, Inc............................................................           5,782            92,281
   Home Bancshares, Inc.........................................................          33,793           880,646
   Home Federal Bancorp, Inc....................................................          86,137           888,072
   Homeowners Choice, Inc.......................................................           3,079            29,558
   HopFed Bancorp, Inc..........................................................           6,953            54,233
   Horace Mann Educators Corp...................................................         189,038         2,956,554
   Horizon Bancorp..............................................................              54               972
   Hudson Valley Holding Corp...................................................           6,119           134,312
  #IBERIABANK Corp..............................................................          62,292         3,256,626
  *ICG Group, Inc...............................................................         109,345           980,825
   Independence Holding Co......................................................          50,627           481,463
  #Independent Bank Corp. (453836108)...........................................          99,128         2,749,811
 #*Independent Bank Corp. (453838609)...........................................          17,108            29,084
   Indiana Community Bancorp....................................................           1,041            21,653
   Infinity Property & Casualty Corp............................................          12,200           711,016
   Interactive Brokers Group, Inc. Class A......................................         103,464         1,564,376
   International Bancshares Corp................................................         196,432         3,775,423
  *Intervest Bancshares Corp. Class A...........................................          13,898            40,304
  *INTL FCStone, Inc............................................................             918            23,574
  *Investment Technology Group, Inc.............................................         154,059         1,747,029
   Investors Title Co...........................................................             932            37,522

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   JMP Group, Inc...............................................................          48,104   $       355,008
   Kaiser Federal Financial Group, Inc..........................................          16,434           217,422
   Kearny Financial Corp........................................................           1,371            12,654
   Kemper Corp..................................................................         236,230         7,032,567
   Kentucky First Federal Bancorp...............................................             539             4,932
  *Knight Capital Group, Inc. Class A...........................................         252,077         3,274,480
  #Lake Shore Bancorp, Inc......................................................             176             1,698
  #Lakeland Bancorp, Inc........................................................         111,337         1,110,030
   Lakeland Financial Corp......................................................          38,160           966,974
   Landmark Bancorp, Inc........................................................             425             7,858
  #Legg Mason, Inc..............................................................         617,560        15,729,253
   LNB Bancorp, Inc.............................................................          31,120           168,359
  *Louisiana Bancorp, Inc.......................................................          13,988           221,710
 #*Macatawa Bank Corp...........................................................         137,897           362,669
   Maiden Holdings, Ltd.........................................................         165,499         1,542,451
   MainSource Financial Group, Inc..............................................          82,452           774,224
   Marlin Business Services Corp................................................          54,019           773,012
  *Maui Land & Pineapple Co., Inc...............................................             817             3,325
   MB Financial, Inc............................................................         201,462         3,656,535
 #*MBIA, Inc....................................................................         541,855         6,675,654
 #*MBT Financial Corp...........................................................          36,094            45,118
  #MCG Capital Corp.............................................................         453,143         2,120,709
   Meadowbrook Insurance Group, Inc.............................................         217,301         2,166,491
   Medallion Financial Corp.....................................................          79,259           878,982
 #*Mercantile Bank Corp.........................................................          33,057           377,180
   Merchants Bancshares, Inc....................................................          15,560           442,682
  *Meridian Interstate Bancorp, Inc.............................................          22,889           295,726
   Meta Financial Group, Inc....................................................           1,149            20,636
  *Metro Bancorp, Inc...........................................................          64,632           707,074
  *MetroCorp Bancshares, Inc....................................................             958             6,792
   MicroFinancial, Inc..........................................................          16,525           108,239
   Mid Penn Bancorp, Inc........................................................             106               856
   MidSouth Bancorp, Inc........................................................          16,865           220,088
   MidWestOne Financial Group, Inc..............................................             140             2,293
   Montpelier Re Holdings, Ltd..................................................         317,012         5,506,498
   MutualFirst Financial, Inc...................................................           2,612            23,508
  *NASDAQ OMX Group, Inc. (The).................................................         858,799        21,281,039
 #*National Financial Partners Corp.............................................         200,738         3,091,365
   National Interstate Corp.....................................................          12,238           319,534
  #National Penn Bancshares, Inc................................................         544,650         4,733,008
   National Security Group, Inc.................................................           1,423            14,216
   National Western Life Insurance Co. Class A..................................           1,022           147,638
   Naugatuck Valley Financial Corp..............................................             385             2,747
  *Navigators Group, Inc. (The).................................................          64,430         3,078,465
   NBT Bancorp, Inc.............................................................          37,691           848,048
   Nelnet, Inc. Class A.........................................................         155,416         3,831,004
  *New Century Bancorp, Inc.....................................................             700             1,610
   New England Bancshares, Inc..................................................           5,303            53,110
   New Hampshire Thrift Bancshares, Inc.........................................           1,287            15,701
  *NewBridge Bancorp............................................................          33,396           131,914
  *NewStar Financial, Inc.......................................................         256,825         2,496,339
   Nicholas Financial, Inc......................................................           2,218            28,657
  *North Valley Bancorp.........................................................           6,514            65,270
   Northeast Community Bancorp, Inc.............................................           9,196            63,085
  #Northfield Bancorp, Inc......................................................          23,915           351,550
   Northrim Bancorp, Inc........................................................           5,179           104,046
   Northwest Bancshares, Inc....................................................         337,285         4,155,351
   Norwood Financial Corp.......................................................             336             9,096
   Ocean Shore Holding Co.......................................................              92               965
   OceanFirst Financial Corp....................................................          45,989           623,151
  *Ocwen Financial Corp.........................................................         312,143         4,491,738

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Ohio Valley Banc Corp........................................................             888   $        16,592
   Old National Bancorp.........................................................         370,233         4,357,642
   Old Republic International Corp..............................................       1,056,338        10,436,619
  *Old Second Bancorp, Inc......................................................          32,787            40,000
  *OmniAmerican Bancorp, Inc....................................................           8,638           142,095
   OneBeacon Insurance Group, Ltd. Class A......................................         109,706         1,742,131
   Oppenheimer Holdings, Inc. Class A...........................................           8,699           151,711
   Oriental Financial Group, Inc................................................         158,112         1,808,801
   Oritani Financial Corp.......................................................          47,329           613,857
 #*Pacific Capital Bancorp......................................................           6,730           187,767
   Pacific Continental Corp.....................................................          25,177           223,068
  *Pacific Mercantile Bancorp...................................................          38,591           142,787
  *Pacific Premier Bancorp, Inc.................................................             718             5,428
   PacWest Bancorp..............................................................          53,822         1,144,794
  #Park National Corp...........................................................          12,419           859,767
  *Park Sterling Corp...........................................................          16,839            73,755
   PartnerRe, Ltd...............................................................         252,106        16,492,775
   Peapack-Gladstone Financial Corp.............................................          16,157           184,998
 #*Penson Worldwide, Inc........................................................           4,600             6,670
   Peoples Bancorp of North Carolina............................................             410             2,530
   Peoples Bancorp, Inc.........................................................          48,324           756,754
  #People's United Financial, Inc...............................................         639,158         7,880,818
 #*PHH Corp.....................................................................         235,140         2,725,273
  *Phoenix Cos., Inc. (The).....................................................         251,702           518,506
  *PICO Holdings, Inc...........................................................          53,551         1,181,871
 #*Pinnacle Financial Partners, Inc.............................................         140,591         2,367,552
  *Piper Jaffray Cos., Inc......................................................          64,808         1,441,978
   Platinum Underwriters Holdings, Ltd..........................................         146,922         5,032,078
  *Portfolio Recovery Associates, Inc...........................................           5,015           325,724
  *Preferred Bank...............................................................          12,657           107,711
  *Premier Financial Bancorp, Inc...............................................             571             3,283
   Presidential Life Corp.......................................................         117,492         1,310,036
   Primerica, Inc...............................................................          18,782           460,159
  *Princeton National Bancorp, Inc..............................................             200               290
   PrivateBancorp, Inc..........................................................         243,803         3,447,374
  #ProAssurance Corp............................................................          48,643         3,970,728
  #Prosperity Bancshares, Inc...................................................          11,949           496,003
   Protective Life Corp.........................................................         348,760         8,722,488
   Provident Financial Holdings, Inc............................................          24,588           231,373
  #Provident Financial Services, Inc............................................         305,270         4,224,937
   Provident New York Bancorp...................................................         139,812         1,154,847
   Prudential Bancorp, Inc. of Pennsylvania.....................................           1,169             6,406
  *PSB Holdings, Inc............................................................             599             2,767
  #Pulaski Financial Corp.......................................................          28,192           204,674
   QC Holdings, Inc.............................................................          80,189           266,227
   QCR Holdings, Inc............................................................             246             2,258
  #Radian Group, Inc............................................................         489,427         1,345,924
   Reinsurance Group of America, Inc............................................         349,301        19,033,411
   Renasant Corp................................................................         100,073         1,579,152
   Republic Bancorp, Inc. Class A...............................................           4,715           119,808
   Resource America, Inc. Class A...............................................          80,936           450,814
  *Riverview Bancorp, Inc.......................................................          31,681            65,263
  #RLI Corp.....................................................................          18,341         1,308,080
   Rockville Financial, Inc.....................................................          41,431           450,769
   Roma Financial Corp..........................................................           1,619            16,708
  #S&T Bancorp, Inc.............................................................         131,888         2,863,288
  *Safeguard Scientifics, Inc...................................................          93,337         1,484,058
   Safety Insurance Group, Inc..................................................          63,682         2,668,913
   Salisbury Bancorp, Inc.......................................................             291             6,897
   Sandy Spring Bancorp, Inc....................................................          95,968         1,752,376
   SCBT Financial Corp..........................................................          51,071         1,579,626

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   SeaBright Holdings, Inc......................................................         100,762   $       808,111
   Selective Insurance Group, Inc...............................................         249,167         4,480,023
   Shore Bancshares, Inc........................................................           2,613            14,267
   SI Financial Group, Inc......................................................           7,388            76,687
   Sierra Bancorp...............................................................          26,156           238,804
   Simmons First National Corp. Class A.........................................          40,424         1,113,681
   Somerset Hills Bancorp.......................................................           5,111            40,045
  *Southern Community Financial Corp............................................          34,147            41,659
  *Southern Connecticut Bancorp, Inc............................................             500               965
  *Southern First Bancshares, Inc...............................................           1,890            13,892
   Southern Missouri Bancorp, Inc...............................................              53             1,204
  *Southern National Bancorp of Virginia, Inc...................................             259             1,619
   Southside Bancshares, Inc....................................................          19,382           414,775
  *Southwest Bancorp, Inc.......................................................          66,507           555,333
   Southwest Georgia Financial Corp.............................................              77               693
 #*St. Joe Co. (The)............................................................          22,719           362,822
  #StanCorp Financial Group, Inc................................................          51,743         2,000,384
   State Auto Financial Corp....................................................         117,375         1,469,535
   StellarOne Corp..............................................................         101,490         1,246,297
   Sterling Bancorp.............................................................          49,081           468,724
  #Stewart Information Services Corp............................................          87,729         1,197,501
  *Stratus Properties, Inc......................................................           1,430            13,013
   Summit State Bank............................................................           1,121             6,334
  *Sun Bancorp, Inc.............................................................         102,481           299,245
  #Susquehanna Bancshares, Inc..................................................         738,035         6,745,640
 #*Sussex Bancorp...............................................................             474             2,394
   Symetra Financial Corp.......................................................          46,430           428,085
 #*Taylor Capital Group, Inc....................................................          65,215           806,710
   Teche Holding Co.............................................................             351            12,601
   Territorial Bancorp, Inc.....................................................          14,806           306,188
 #*Texas Capital Bancshares, Inc................................................          52,205         1,655,943
   TF Financial Corp............................................................           1,004            22,736
   Thomas Properties Group, Inc.................................................         130,441           418,716
  *TIB Financial Corp...........................................................             500             5,135
  *Timberland Bancorp, Inc......................................................           9,405            37,620
  #Tompkins Financial Corp......................................................           6,817           275,679
   Tower Bancorp, Inc...........................................................          11,362           349,836
  *Tower Financial Corp.........................................................             488             5,012
  #Tower Group, Inc.............................................................         154,636         3,338,591
  #TowneBank....................................................................          65,648           866,554
   Transatlantic Holdings, Inc..................................................         204,165        11,320,949
  *Tree.com, Inc................................................................          53,489           313,980
 .*Trenwick Group, Ltd..........................................................          38,857                --
   TriCo Bancshares.............................................................          41,086           613,825
   Trustco Bank Corp............................................................           8,933            49,935
  #Trustmark Corp...............................................................         175,835         4,144,431
  #Umpqua Holdings Corp.........................................................         530,923         6,461,333
   Union First Market Bankshares Corp...........................................          67,147           922,600
  *United Bancshares, Inc.......................................................             466             3,490
  #United Bankshares, Inc.......................................................          79,082         2,207,179
 #*United Community Banks, Inc..................................................          78,859           598,540
  *United Community Financial Corp..............................................             400               496
   United Financial Bancorp, Inc................................................          91,552         1,477,649
   United Fire & Casualty Co....................................................         103,554         2,032,765
 #*United Security Bancshares...................................................           1,050             2,531
  *Unity Bancorp, Inc...........................................................           3,489            21,632
   Universal Insurance Holdings, Inc............................................          45,309           181,689
   Univest Corp. of Pennsylvania................................................          37,228           551,719
   Validus Holdings, Ltd........................................................         410,628        13,168,840
  #Valley National Bancorp......................................................          27,554           328,444
   ViewPoint Financial Group....................................................          66,746           907,078

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Virginia Commerce Bancorp, Inc...............................................         122,027   $     1,081,159
   VIST Financial Corp..........................................................             121             1,418
   VSB Bancorp, Inc.............................................................              80               814
   Washington Banking Co........................................................          22,117           292,829
   Washington Federal, Inc......................................................         195,306         3,078,023
   Washington Trust Bancorp, Inc................................................          53,234         1,314,347
  *Waterstone Financial, Inc....................................................           7,927            19,421
   Wayne Savings Bancshares, Inc................................................             120               971
  #Webster Financial Corp.......................................................         355,609         7,538,911
   WesBanco, Inc................................................................         120,219         2,399,571
   West Bancorporation, Inc.....................................................          56,048           544,787
  *West Coast Bancorp...........................................................          39,392           629,484
  *Western Alliance Bancorp.....................................................         291,736         2,330,971
   Westfield Financial, Inc.....................................................         131,049         1,047,082
   White Mountains Insurance Group, Ltd.........................................          22,083         9,964,733
   White River Capital, Inc.....................................................             895            18,661
 #*Wilshire Bancorp, Inc........................................................          85,037           297,630
  #Wintrust Financial Corp......................................................         168,137         5,153,399
   WSFS Financial Corp..........................................................           3,622           140,932
  #Zions Bancorporation.........................................................         446,096         7,512,257
  *ZipRealty, Inc...............................................................          93,955           102,411
                                                                                                   ---------------
Total Financials................................................................                       682,679,462
                                                                                                   ---------------
Health Care -- (6.4%)
 #*Accuray, Inc.................................................................          43,007           242,990
  *Addus HomeCare Corp..........................................................           5,700            20,776
  *Affymax, Inc.................................................................          54,963           439,154
  *Affymetrix, Inc..............................................................         385,552         1,854,505
 #*Air Methods Corp.............................................................          53,034         4,470,766
  *Albany Molecular Research, Inc...............................................         102,668           314,164
  *Alere, Inc...................................................................         261,991         6,327,083
  *Allied Healthcare Products, Inc..............................................           1,097             3,807
  *Almost Family, Inc...........................................................          21,930           413,161
  *Alphatec Holdings, Inc.......................................................         147,075           258,852
  *AMAG Pharmaceuticals, Inc....................................................           2,692            44,203
 #*Amedisys, Inc................................................................          98,683         1,036,171
  *American Dental Partners, Inc................................................          76,890         1,458,603
  *American Shared Hospital Services............................................           4,248            11,682
  *AMN Healthcare Services, Inc.................................................         128,680           654,981
  *Amsurg Corp..................................................................         143,996         3,707,897
   Analogic Corp................................................................          34,214         1,940,960
  *AngioDynamics, Inc...........................................................         133,285         1,727,374
  *Anika Therapeutics, Inc......................................................          64,563           593,980
   Arrhythmia Research Technology, Inc..........................................             132               483
   Assisted Living Concepts, Inc. Class A.......................................         104,348         1,636,177
  *Astex Pharmaceuticals, Inc...................................................          66,877           181,237
  *BioClinica, Inc..............................................................          35,167           183,923
  *BioScrip, Inc................................................................         183,043           990,263
  *Cambrex Corp.................................................................         137,328         1,079,398
   Cantel Medical Corp..........................................................          79,627         2,513,824
  *Capital Senior Living Corp...................................................         136,755         1,107,715
  *CardioNet, Inc...............................................................          83,274           262,313
 #*Celldex Therapeutics, Inc....................................................          12,828            60,933
  *Centene Corp.................................................................          43,981         1,987,941
 #*Chindex International, Inc...................................................           1,321            11,968
 #*Codexis, Inc.................................................................           3,757            20,926
  *Community Health Systems, Inc................................................         285,795         5,344,366
 #*CONMED Corp..................................................................         126,425         3,716,895
   Cooper Cos., Inc. (The)......................................................         115,257         8,314,640
  *Coventry Health Care, Inc....................................................         683,752        20,560,423
  *Cross Country Healthcare, Inc................................................         111,280           686,598

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *CryoLife, Inc................................................................          58,087   $       310,185
  *Cumberland Pharmaceuticals, Inc..............................................          81,911           498,838
  *Cutera, Inc..................................................................          63,335           493,380
  *Cynosure, Inc. Class A.......................................................          44,962           626,321
   Daxor Corp...................................................................             613             5,811
  *Digirad Corp.................................................................          88,544           177,973
  *Dynacq Healthcare, Inc.......................................................           3,790             3,563
  *Emergent Biosolutions, Inc...................................................          33,989           576,793
  #Ensign Group, Inc. (The).....................................................          25,285           670,305
  *Enzo Biochem, Inc............................................................         129,787           330,957
 #*Enzon Pharmaceuticals, Inc...................................................          18,145           129,374
  *eResearch Technology, Inc....................................................          61,668           341,641
  *Exactech, Inc................................................................          34,258           566,627
  *Five Star Quality Care, Inc..................................................         160,902           584,074
  *Furiex Pharmaceuticals, Inc..................................................          12,410           196,698
  *Gentiva Health Services, Inc.................................................         115,121           835,778
  *Greatbatch, Inc..............................................................         134,288         3,145,025
  *Hanger Orthopedic Group, Inc.................................................          56,149         1,099,959
  *Harvard Bioscience, Inc......................................................         146,840           596,170
  *HealthStream, Inc............................................................          51,619           959,081
  *Healthways, Inc..............................................................          81,356           615,051
  *Hi-Tech Pharmacal Co., Inc...................................................          27,459         1,070,352
  *Hologic, Inc.................................................................         901,958        18,390,924
  *ICU Medical, Inc.............................................................          21,700         1,008,399
  *Idera Pharmaceuticals, Inc...................................................         141,206           149,678
 #*Infinity Pharmaceuticals, Inc................................................          31,592           192,079
  *IntegraMed America, Inc......................................................          29,331           265,446
   Invacare Corp................................................................         161,168         2,752,749
  *Iridex Corp..................................................................           1,367             5,331
  *IRIS International, Inc......................................................           9,593            93,915
  *Kensey Nash Corp.............................................................           1,593            36,974
   Kewaunee Scientific Corp.....................................................           6,188            57,548
  *Kindred Healthcare, Inc......................................................         184,903         2,268,760
  *K-V Pharmaceutical Co. Class B...............................................           1,950             4,153
 #*Lannet Co., Inc..............................................................          91,461           464,622
   LeMaitre Vascular, Inc.......................................................          73,991           428,408
  *LHC Group, Inc...............................................................          52,534           778,554
  *LifePoint Hospitals, Inc.....................................................         214,925         8,637,836
  *Magellan Health Services, Inc................................................         115,545         5,640,907
  *Maxygen, Inc.................................................................         172,517           964,370
  *MedCath Corp.................................................................         103,153           747,859
  *Medical Action Industries, Inc...............................................          84,244           446,493
  *MediciNova, Inc..............................................................             702             1,327
  *Medtox Scientific, Inc.......................................................          36,795           625,515
  *Merit Medical Systems, Inc...................................................           9,797           138,236
  *Metropolitan Health Networks, Inc............................................           3,834            30,749
  *Misonix, Inc.................................................................           5,883            10,942
  *Molina Healthcare, Inc.......................................................         172,166         5,270,001
  *Myrexis, Inc.................................................................          39,465           112,081
  #National Healthcare Corp.....................................................          21,536           954,691
  *Natus Medical, Inc...........................................................          52,927           598,604
 #*NxStage Medical, Inc.........................................................           3,884            69,679
  #Omnicare, Inc................................................................         532,904        17,495,238
  *Omnicell, Inc................................................................         154,745         2,395,453
  *OraSure Technologies, Inc....................................................          93,048         1,035,624
  *Palomar Medical Technologies, Inc............................................          71,854           650,279
  *Par Pharmaceutical Cos., Inc.................................................          67,959         2,453,999
  *PAREXEL International Corp...................................................             462            11,134
  *PDI, Inc.....................................................................          51,104           327,577
   PerkinElmer, Inc.............................................................          24,909           597,318
  *PharMerica Corp..............................................................         131,125         1,645,619

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*PhotoMedex, Inc..............................................................           4,997   $        66,260
  *Providence Service Corp......................................................          12,963           195,612
  *Repligen Corp................................................................         118,701           475,991
  *Rochester Medical Corp.......................................................          20,521           152,881
  *RTI Biologics, Inc...........................................................         237,739           820,200
  *SciClone Pharmaceuticals, Inc................................................         220,919         1,058,202
 #*Select Medical Holdings Corp.................................................         104,125           863,196
  *Skilled Healthcare Group, Inc. Class A.......................................          67,328           413,394
  *Solta Medical, Inc...........................................................          37,216           111,648
   Span-American Medical System, Inc............................................           2,783            42,246
  *Spectranetics Corp...........................................................          52,929           440,899
  *SRI/Surgical Express, Inc....................................................           5,202            20,964
  *Sucampo Pharmaceuticals, Inc. Class A........................................          57,237           254,132
  *SunLink Health Systems, Inc..................................................             208               277
  *SurModics, Inc...............................................................          18,639           268,774
  *Symmetry Medical, Inc........................................................         149,381         1,121,851
 #*Synageva BioPharma Corp......................................................           6,047           214,850
  *Synovis Life Technologies, Inc...............................................           8,300           232,151
   Teleflex, Inc................................................................         166,382        10,180,915
  *TranS1, Inc..................................................................          26,204            76,516
 #*Transcept Pharmaceuticals, Inc...............................................          62,689           502,766
  *Triple-S Management Corp. Class B............................................          89,978         1,919,231
  *Universal American Corp......................................................         360,942         3,966,753
   Utah Medical Products, Inc...................................................             562            16,247
  *VCA Antech, Inc..............................................................             550            12,309
  *Viropharma, Inc..............................................................         374,919        11,168,837
  *WellCare Health Plans, Inc...................................................          68,017         4,064,696
  #West Pharmaceutical Services, Inc............................................          29,970         1,213,186
  *Wright Medical Group, Inc....................................................         180,762         3,063,916
   Young Innovations, Inc.......................................................          27,846           850,417
                                                                                                   ---------------
Total Health Care...............................................................                       209,563,476
                                                                                                   ---------------
Industrials -- (13.4%)
   A.O. Smith Corp..............................................................          18,683           793,654
  *A.T. Cross Co. Class A.......................................................          21,831           216,564
   AAR Corp.....................................................................         196,722         4,168,539
   ABM Industries, Inc..........................................................          82,427         1,788,666
   Aceto Corp...................................................................         124,897           916,744
  #Actuant Corp. Class A........................................................          73,882         1,872,909
  *AECOM Technology Corp........................................................         341,514         7,817,255
  *Aegion Corp..................................................................         112,407         1,918,787
  *AeroCentury Corp.............................................................             782             7,546
  *Air Transport Services Group, Inc............................................         295,840         1,777,998
   Aircastle, Ltd...............................................................         376,397         5,307,198
   Alamo Group, Inc.............................................................          63,723         1,854,339
  *Alaska Air Group, Inc........................................................           4,281           325,913
   Albany International Corp. Class A...........................................         128,220         3,079,844
   Alexander & Baldwin, Inc.....................................................         193,322         9,144,131
 .*Allied Defense Group, Inc....................................................          20,781            65,460
   Allied Motion Technologies, Inc..............................................           3,727            22,213
  #Amerco, Inc..................................................................          85,414         8,261,242
  *American Railcar Industries, Inc.............................................         113,207         2,954,703
  *American Reprographics Co....................................................          50,213           301,780
   American Woodmark Corp.......................................................          42,609           605,900
   Ampco-Pittsburgh Corp........................................................          24,880           533,676
  *AMREP Corp...................................................................           6,036            36,216
   Apogee Enterprises, Inc......................................................         109,232         1,501,940
   Applied Industrial Technologies, Inc.........................................         180,804         6,975,418
   Argan, Inc...................................................................           4,636            67,222
   Arkansas Best Corp...........................................................          96,711         1,752,403
 #*Armstrong World Industries, Inc..............................................          51,148         2,388,612

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*Ascent Solar Technologies, Inc...............................................          76,504   $        56,613
  *Astec Industries, Inc........................................................          62,657         2,119,060
  *Atlas Air Worldwide Holdings, Inc............................................          83,865         3,994,909
  *Avalon Holding Corp. Class A.................................................             537             1,939
 #*Avis Budget Group, Inc.......................................................         578,582         8,302,652
   AZZ, Inc.....................................................................           9,782           480,198
 #*Baltic Trading, Ltd..........................................................          16,017            67,752
   Barnes Group, Inc............................................................         189,667         4,796,678
   Barrett Business Services, Inc...............................................          49,248           948,024
  *Beacon Roofing Supply, Inc...................................................          24,893           569,054
  *BlueLinx Holdings, Inc.......................................................         160,033           286,459
  #Brady Corp. Class A..........................................................          36,609         1,185,033
   Briggs & Stratton Corp.......................................................         204,973         3,199,629
   Brink's Co. (The)............................................................           7,883           222,222
  *CAI International, Inc.......................................................          39,522           688,473
   Cascade Corp.................................................................          37,581         2,135,352
  *Casella Waste Systems, Inc. Class A..........................................         100,942           693,472
 #*CBIZ, Inc....................................................................         153,008           959,360
   CDI Corp.....................................................................         102,838         1,539,485
   CECO Environmental Corp......................................................          26,321           168,981
   Celadon Group, Inc...........................................................         113,324         1,694,194
  *Ceradyne, Inc................................................................         120,573         3,989,761
  *Chart Industries, Inc........................................................         113,981         6,355,581
   Chase Corp...................................................................          14,982           199,261
   Chicago Rivet & Machine Co...................................................             974            18,019
   CIRCOR International, Inc....................................................          76,016         2,881,767
  *Columbus McKinnon Corp.......................................................          62,659           999,411
   Comfort Systems USA, Inc.....................................................         149,073         1,782,913
   CompX International, Inc.....................................................           4,426            67,231
  *Consolidated Graphics, Inc...................................................          64,334         3,267,524
   Courier Corp.................................................................          46,178           571,222
   Covanta Holding Corp.........................................................         371,273         5,305,491
  *Covenant Transportation Group, Inc. Class A..................................          39,326           129,776
  *CPI Aerostructures, Inc......................................................          28,255           396,700
  *CRA International, Inc.......................................................          46,319         1,000,954
   Curtiss-Wright Corp..........................................................         199,902         7,468,339
  *DigitalGlobe, Inc............................................................           4,300            67,467
   Douglas Dynamics, Inc........................................................          22,849           310,975
  *Ducommun, Inc................................................................          42,819           618,735
  *DXP Enterprises, Inc.........................................................          13,657           460,651
  *Dycom Industries, Inc........................................................         159,988         3,418,944
   Dynamic Materials Corp.......................................................          31,184           689,166
   Eastern Co. (The)............................................................           6,475           130,471
   Ecology & Environment, Inc. Class A..........................................           7,699           131,345
   EMCOR Group, Inc.............................................................          34,313           989,244
  #Encore Wire Corp.............................................................         109,581         2,991,561
 #*Energy Recovery, Inc.........................................................          27,595            68,160
  *EnergySolutions, Inc.........................................................         348,052         1,239,065
  *EnerSys......................................................................         156,711         4,541,485
   Ennis, Inc...................................................................         142,595         2,358,521
  *EnPro Industries, Inc........................................................          85,717         3,026,667
   ESCO Technologies, Inc.......................................................          57,036         1,715,073
   Espey Manufacturing & Electronics Corp.......................................           5,143           122,661
  *Esterline Technologies Corp..................................................         126,074         7,709,425
 #*Excel Maritime Carriers, Ltd.................................................         223,470           328,501
   Exelis, Inc..................................................................          12,777           127,642
  *Federal Signal Corp..........................................................         208,607           882,408
  *Flow International Corp......................................................         169,693           639,743
  *Franklin Covey Co............................................................          69,039           607,543
  *Freightcar America, Inc......................................................          46,327         1,005,759
  *Frozen Food Express Industries...............................................          13,745            18,556

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*FTI Consulting, Inc..........................................................         135,928   $     5,820,437
  *Fuel Tech, Inc...............................................................          23,403           141,120
  *Furmanite Corp...............................................................             703             5,420
   G & K Services, Inc. Class A.................................................          82,144         2,699,252
   GATX Corp....................................................................         218,307         9,374,103
 #*Genco Shipping & Trading, Ltd................................................         164,582         1,152,074
  *Gencor Industries, Inc.......................................................          16,355           117,265
 #*General Cable Corp...........................................................         211,820         6,536,765
  *GEO Group, Inc. (The)........................................................         234,855         4,128,751
  *Gibraltar Industries, Inc....................................................         141,261         2,213,560
  *Global Power Equipment Group, Inc............................................           4,350           111,577
  *GP Strategies Corp...........................................................          87,881         1,291,851
   Granite Construction, Inc....................................................         182,022         4,847,246
   Great Lakes Dredge & Dock Corp...............................................         284,510         1,820,864
  *Greenbrier Cos., Inc.........................................................         127,103         2,828,042
   Griffon Corp.................................................................         243,413         2,426,828
  *H&E Equipment Services, Inc..................................................         172,824         2,936,280
   Hardinge, Inc................................................................          46,976           499,355
  *Hawaiian Holdings, Inc.......................................................         232,119         1,615,548
   HEICO Corp. Class A..........................................................           2,066            79,644
   Heidrick & Struggles International, Inc......................................          67,884         1,492,090
  *Hill International, Inc......................................................          47,303           281,453
  *Hudson Highland Group, Inc...................................................         112,870           603,854
  *Huntington Ingalls Industries, Inc...........................................          26,158           985,633
  *Hurco Cos., Inc..............................................................          34,584           815,145
  *Huron Consulting Group, Inc..................................................          25,501           955,777
  *ICF International, Inc.......................................................          53,112         1,505,194
 #*InnerWorkings, Inc...........................................................          17,573           193,830
  *Innovative Solutions & Support, Inc..........................................          44,362           173,012
  #Insteel Industries, Inc......................................................          80,556         1,031,117
  *Integrated Electrical Services, Inc..........................................          33,463            81,315
  *Interline Brands, Inc........................................................         155,250         2,640,802
   International Shipholding Corp...............................................          23,696           539,084
   Intersections, Inc...........................................................          37,484           460,304
 #*JetBlue Airways Corp.........................................................       1,052,860         6,243,460
  *Kadant, Inc..................................................................          36,328           881,317
   Kaman Corp...................................................................          16,254           506,637
  *KAR Auction Services, Inc....................................................          53,558           789,445
  #Kaydon Corp..................................................................          30,771         1,049,907
   Kelly Services, Inc. Class A.................................................         124,940         2,019,030
  *Key Technology, Inc..........................................................          23,834           296,733
  *Kforce, Inc..................................................................          18,619           231,620
   Kimball International, Inc. Class B..........................................         110,884           675,284
  *Korn/Ferry International.....................................................          80,519         1,322,927
 #*Kratos Defense & Security Solutions, Inc.....................................         111,722           758,592
   L.B. Foster Co. Class A......................................................          35,177         1,050,033
   L.S. Starrett Co. Class A....................................................          20,427           296,396
   Lawson Products, Inc.........................................................          38,470           645,911
  *Layne Christensen Co.........................................................          96,204         2,234,819
  *LMI Aerospace, Inc...........................................................          63,979         1,266,144
   LSI Industries, Inc..........................................................         100,597           715,245
  *Lydall, Inc..................................................................          73,489           692,266
   Marten Transport, Ltd........................................................         101,447         2,216,617
 #*MasTec, Inc..................................................................           3,939            64,166
   McGrath Rentcorp.............................................................          80,932         2,576,875
 #*Metalico, Inc................................................................         216,013           786,287
   Met-Pro Corp.................................................................          67,589           709,009
  *MFRI, Inc....................................................................          26,829           197,998
  *Michael Baker Corp...........................................................           8,737           213,969
   Miller Industries, Inc.......................................................          62,704         1,022,702
 #*Mobile Mini, Inc.............................................................         179,977         3,743,522

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Moog, Inc. Class A...........................................................          80,370   $     3,425,369
   Mueller Industries, Inc......................................................         151,343         6,690,874
 #*Mueller Water Products, Inc. Class A.........................................         490,404         1,343,707
   Multi-Color Corp.............................................................          36,558           837,544
  *MYR Group, Inc...............................................................          55,974         1,118,361
   NACCO Industries, Inc. Class A...............................................          32,985         3,371,067
  #National Presto Industries, Inc..............................................             167            16,319
  *National Technical Systems, Inc..............................................          27,415           142,284
  *Navigant Consulting, Inc.....................................................          87,216         1,117,237
  *NN, Inc......................................................................          65,505           511,594
  *Northwest Pipe Co............................................................          36,120           823,897
 #*Ocean Power Technologies, Inc................................................          41,006           117,687
  *On Assignment, Inc...........................................................         186,858         2,094,678
  *Orbital Sciences Corp........................................................          29,849           432,512
  *Orion Energy Systems, Inc....................................................          48,800           153,232
  *Owens Corning, Inc...........................................................         395,723        13,355,651
  *P.A.M. Transportation Services, Inc..........................................          37,772           404,160
  *Pacer International, Inc.....................................................          59,197           357,550
  *Patrick Industries, Inc......................................................           5,377            30,756
  *Patriot Transportation Holding, Inc..........................................           5,321           109,347
  *PGT, Inc.....................................................................          81,074           108,639
  *Pike Electric Corp...........................................................         110,299           877,980
  *Pinnacle Airlines Corp.......................................................          42,015            59,241
 #*Polypore International, Inc..................................................          52,283         1,990,937
  *Powell Industries, Inc.......................................................          27,281           944,195
  *PowerSecure International, Inc...............................................          83,078           525,884
   Preformed Line Products Co...................................................          16,581         1,071,464
  #Primoris Services Corp.......................................................           2,500            39,775
   Providence & Worcester Railroad Co...........................................           1,167            13,695
  #Quad/Graphics, Inc...........................................................             529             6,216
   Quanex Building Products Corp................................................          89,395         1,468,760
  *Quanta Services, Inc.........................................................         513,275        11,086,740
  *RailAmerica, Inc.............................................................         177,602         2,653,374
  *RCM Technologies, Inc........................................................          32,518           176,898
 #*Republic Airways Holdings, Inc...............................................         179,399           988,488
   Resources Connection, Inc....................................................          43,439           539,512
  *Roadrunner Transportation Systems, Inc.......................................          13,857           208,409
   Robbins & Myers, Inc.........................................................          81,717         3,968,178
  *Rush Enterprises, Inc. Class A...............................................         125,714         2,892,679
  *Rush Enterprises, Inc. Class B...............................................           1,650            31,515
   Ryder System, Inc............................................................         245,750        13,830,810
  *Saia, Inc....................................................................          69,290         1,043,507
   Schawk, Inc..................................................................          86,640         1,164,442
  *School Specialty, Inc........................................................          64,396           207,355
  *Seaboard Corp................................................................           1,366         2,652,116
   SeaCube Container Leasing, Ltd...............................................           5,048            77,941
   SIFCO Industries, Inc........................................................          14,069           309,096
   Simpson Manufacturing Co., Inc...............................................          32,481         1,051,735
   SkyWest, Inc.................................................................         193,609         2,478,195
  *SL Industries, Inc...........................................................          14,941           268,191
  *Sparton Corp.................................................................          46,231           395,737
  #Standard Register Co.........................................................         139,093           279,577
   Standex International Corp...................................................          53,929         2,162,014
  #Steelcase, Inc. Class A......................................................         226,303         1,971,099
  *Sterling Construction Co., Inc...............................................          77,398           929,550
   Superior Uniform Group, Inc..................................................           5,139            63,981
  *Supreme Industries, Inc. Class A.............................................             600             1,764
  *SYKES Enterprises, Inc.......................................................         125,255         2,195,720
  *Sypris Solutions, Inc........................................................          22,968            94,169
  #TAL International Group, Inc.................................................         159,430         5,310,613
  *Taser International, Inc.....................................................          12,365            58,857

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Tecumseh Products Co. Class A................................................          42,075   $       211,216
  *Tecumseh Products Co. Class B................................................           2,547            12,391
 #*Terex Corp...................................................................         234,748         4,648,010
  *Tetra Tech, Inc..............................................................          34,148           789,843
  #Titan International, Inc.....................................................         173,780         4,195,049
  *Titan Machinery, Inc.........................................................         107,690         2,664,251
   Tredegar Corp................................................................          21,600           532,656
  *TriMas Corp..................................................................          64,848         1,405,256
  #Trinity Industries, Inc......................................................         355,475        11,183,244
  #Triumph Group, Inc...........................................................         128,054         8,012,339
  *TrueBlue, Inc................................................................          22,108           365,003
  *Tutor Perini Corp............................................................         176,505         2,681,111
  #Twin Disc, Inc...............................................................          52,152         1,613,061
   U.S. Home Systems, Inc.......................................................          14,836           134,859
  *Ultralife Corp...............................................................          84,726           353,307
   UniFirst Corp................................................................          72,085         4,352,492
  #United Stationers, Inc.......................................................          71,721         2,318,740
   Universal Forest Products, Inc...............................................          75,207         2,389,326
  *Universal Power Group, Inc...................................................           1,342             2,268
  *Universal Security Instruments, Inc..........................................           1,053             6,118
   Universal Truckload Services, Inc............................................           7,508           133,492
  *URS Corp.....................................................................         281,342        11,577,223
  *USA Truck, Inc...............................................................          51,322           483,966
   UTi Worldwide, Inc...........................................................          22,426           333,923
  *Versar, Inc..................................................................          35,947           108,919
   Viad Corp....................................................................          91,670         1,854,484
   Virco Manufacturing Corp.....................................................          19,199            34,174
  *Volt Information Sciences, Inc...............................................          55,204           391,396
   VSE Corp.....................................................................           4,865           127,512
   Watts Water Technologies, Inc. Class A.......................................         141,348         5,448,965
  *WCA Waste Corp...............................................................          35,316           228,848
  #Werner Enterprises, Inc......................................................             273             7,133
 #*WESCO International, Inc.....................................................             145             9,118
  *Willdan Group, Inc...........................................................           3,123            11,867
  *Willis Lease Finance Corp....................................................           9,076           123,252
  *XPO Logistics, Inc...........................................................           1,094            12,548
                                                                                                   ---------------
Total Industrials...............................................................                       436,221,866
                                                                                                   ---------------
Information Technology -- (11.2%)
 #*Accelrys, Inc................................................................         214,516         1,606,725
   Acorn Energy, Inc............................................................          31,437           203,397
 #*Acxiom Corp..................................................................          48,387           663,870
  *ADDvantage Technologies Group, Inc...........................................           4,567            10,093
  *Adept Technology, Inc........................................................          61,755           157,475
  *Advanced Energy Industries, Inc..............................................          65,117           692,845
  *Aetrium, Inc.................................................................           1,489             1,400
  *Agilysys, Inc................................................................          52,044           423,638
  *Alpha & Omega Semiconductor, Ltd.............................................           6,117            56,766
   American Software, Inc. Class A..............................................          37,269           334,303
 #*Amkor Technology, Inc........................................................          70,545           404,223
  *Amtech Systems, Inc..........................................................          50,698           516,613
  *Anadigics, Inc...............................................................         217,459           598,012
  *Analysts International Corp..................................................          13,992            93,746
  *Anaren, Inc..................................................................          73,957         1,288,331
 #*AOL, Inc.....................................................................         322,323         5,224,856
 #*Applied Micro Circuits Corp..................................................         137,584         1,077,283
  *Arris Group, Inc.............................................................         549,105         6,413,546
  *Arrow Electronics, Inc.......................................................         445,717        18,403,655
 #*AsiaInfo-Linkage, Inc........................................................          31,056           364,287
   Astro-Med, Inc...............................................................           5,605            44,840
  *ATMI, Inc....................................................................         155,228         3,629,231

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *ATS Corp.....................................................................           1,575   $         4,977
  *AuthenTec, Inc...............................................................          77,800           270,744
  *Aviat Networks, Inc..........................................................         193,589           429,768
  *Avid Technology, Inc.........................................................         133,742         1,295,960
  *Avnet, Inc...................................................................         298,279        10,400,989
   AVX Corp.....................................................................         433,777         5,708,505
  *Aware, Inc...................................................................          53,975           172,720
  *Axcelis Technologies, Inc....................................................         117,657           211,783
  *AXT, Inc.....................................................................         184,167           942,935
   Bel Fuse, Inc. Class A.......................................................             929            19,760
   Bel Fuse, Inc. Class B.......................................................          45,487           921,112
  *Benchmark Electronics, Inc...................................................         298,403         5,132,532
   Black Box Corp...............................................................          83,740         2,589,241
  *Brightpoint, Inc.............................................................          12,113           141,964
 #*BroadVision, Inc.............................................................             580            13,862
 #*Brocade Communications Systems, Inc..........................................       1,466,985         8,229,786
   Brooks Automation, Inc.......................................................         208,720         2,237,478
  *BSQUARE Corp.................................................................          18,261            72,496
  *BTU International, Inc.......................................................          17,003            53,559
  *Cabot Microelectronics Corp..................................................          20,905         1,054,030
 #*CACI International, Inc. Class A.............................................         137,011         8,041,176
 #*Calix, Inc...................................................................           5,763            43,626
  *Cascade Microtech, Inc.......................................................          42,023           144,139
  #Cass Information Systems, Inc................................................           1,230            48,585
 #*CEVA, Inc....................................................................          26,761           722,815
  *Checkpoint Systems, Inc......................................................         128,217         1,348,843
  *CIBER, Inc...................................................................         298,674         1,299,232
  *Coherent, Inc................................................................          71,631         4,002,740
   Cohu, Inc....................................................................         106,596         1,399,605
   Communications Systems, Inc..................................................          39,335           585,698
  *Compuware Corp...............................................................          45,000           352,800
   Comtech Telecommunications Corp..............................................         146,130         4,509,572
  *Concurrent Computer Corp.....................................................          41,378           159,719
  *Convergys Corp...............................................................         451,103         6,004,181
  *CoreLogic, Inc...............................................................         252,682         3,588,084
  *Cray, Inc....................................................................          75,428           562,693
  *CSG Systems International, Inc...............................................          26,571           432,310
  *CSR P.L.C. ADR...............................................................          42,607           611,837
   CTS Corp.....................................................................         128,131         1,288,998
  *CyberOptics Corp.............................................................          23,180           202,130
 #*Cymer, Inc...................................................................           1,600            79,664
   Daktronics, Inc..............................................................          20,606           225,430
  *Datalink Corp................................................................          69,653           641,504
  *Dataram Corp.................................................................           2,290             1,855
   DDi Corp.....................................................................          87,283           847,518
  *DealerTrack Holdings, Inc....................................................          81,196         2,219,087
  *Digi International, Inc......................................................         123,757         1,397,217
  *Digimarc Corp................................................................           5,876           155,303
  *Digital River, Inc...........................................................          16,554           265,030
 #*Diodes, Inc..................................................................          21,149           545,221
  *Ditech Networks, Inc.........................................................          10,148             8,220
  *DSP Group, Inc...............................................................         113,470           650,183
  *Dynamics Research Corp.......................................................          46,879           527,858
   Earthlink, Inc...............................................................         498,729         3,595,836
  *EchoStar Corp. Class A.......................................................         126,060         3,306,554
  *Edgewater Technology, Inc....................................................          32,647           112,306
   Electro Rent Corp............................................................         118,982         2,033,402
  *Electro Scientific Industries, Inc...........................................         110,490         1,677,238
  *Electronics for Imaging, Inc.................................................         219,011         3,758,229
  *Emulex Corp..................................................................         189,678         1,980,238
  *Entegris, Inc................................................................          72,820           697,616

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   EPIQ Systems, Inc............................................................         134,366   $     1,637,922
  *ePlus, Inc...................................................................          36,544         1,042,235
  *Euronet Worldwide, Inc.......................................................         199,925         3,670,623
  *Exar Corp....................................................................         191,395         1,278,519
  *Extreme Networks.............................................................         363,259         1,176,959
  *Fairchild Semiconductor International, Inc...................................         309,434         4,325,887
  *FARO Technologies, Inc.......................................................          63,075         3,423,711
  *FEI Co.......................................................................          11,263           496,248
  *FormFactor, Inc..............................................................         200,738         1,033,801
  *Frequency Electronics, Inc...................................................          29,641           252,245
 #*FSI International, Inc.......................................................          68,166           289,705
  *Global Cash Access Holdings, Inc.............................................          99,041           524,917
  *Globecomm Systems, Inc.......................................................         107,304         1,531,228
  *GSI Group, Inc...............................................................          10,126           116,955
  *GSI Technology, Inc..........................................................         118,637           588,440
  *GTSI Corp....................................................................          23,639            99,993
  *Hackett Group, Inc. (The)....................................................         134,040           519,405
  *Harmonic, Inc................................................................         158,338           929,444
  *Hutchinson Technology, Inc...................................................          38,405            71,049
  *I.D. Systems, Inc............................................................          55,813           287,437
  #IAC/InterActiveCorp..........................................................         329,849        14,206,596
  *Identive Group, Inc..........................................................          15,815            36,058
  *Ikanos Communications, Inc...................................................          52,678            46,357
  *Imation Corp.................................................................         169,719         1,006,434
 #*Infinera Corp................................................................          97,963           699,456
  *InfoSpace, Inc...............................................................         188,389         2,319,069
  *Ingram Micro, Inc. Class A...................................................         638,499        12,118,711
  *Innodata Isogen, Inc.........................................................           4,088            16,761
  *Insight Enterprises, Inc.....................................................         189,447         3,497,192
  *Integrated Device Technology, Inc............................................         472,826         2,997,717
  *Integrated Silicon Solution, Inc.............................................         124,119         1,212,643
  *Intermec, Inc................................................................          33,160           279,870
  *Internap Network Services Corp...............................................         245,862         1,649,734
  *International Rectifier Corp.................................................         298,925         6,815,490
  *Interphase Corp..............................................................          27,392           141,069
   Intersil Corp. Class A.......................................................         488,771         5,503,561
  *Intevac, Inc.................................................................          79,558           662,718
  *IntriCon Corp................................................................           8,938            62,566
  *Itron, Inc...................................................................          35,302         1,369,365
  *IXYS Corp....................................................................         139,357         1,911,978
  *JDA Software Group, Inc......................................................          70,866         2,088,421
  *Kemet Corp...................................................................          22,570           207,418
  *Kenexa Corp..................................................................          32,660           784,493
  *Key Tronic Corp..............................................................          47,279           292,657
   Keynote Systems, Inc.........................................................          73,262         1,433,737
 #*KIT Digital, Inc.............................................................         184,203         1,994,918
  *Kopin Corp...................................................................         217,344           843,295
  *Kulicke & Soffa Industries, Inc..............................................         238,807         2,581,504
  *KVH Industries, Inc..........................................................          40,173           374,814
  *Lattice Semiconductor Corp...................................................         129,502           880,614
  *LoJack Corp..................................................................          27,350            88,887
  *Loral Space & Communications, Inc............................................          39,298         2,709,990
  *LTX-Credence Corp............................................................          56,173           374,674
  #ManTech International Corp. Class A..........................................          83,154         2,922,863
  #Marchex, Inc. Class B........................................................         111,720           504,974
  *Market Leader, Inc...........................................................          74,369           197,822
  *Mastech Holdings, Inc........................................................           1,502             6,669
  *Mattson Technology, Inc......................................................          53,863           122,269
  *Measurement Specialties, Inc.................................................          71,259         2,315,918
  *MEMC Electronic Materials, Inc...............................................         626,190         2,861,688
  *MEMSIC, Inc..................................................................          20,382            66,445

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Mentor Graphics Corp.........................................................         387,484   $     5,374,403
  *Mercury Computer Systems, Inc................................................          95,026         1,272,398
   Methode Electronics, Inc.....................................................         185,372         1,840,744
 #*Microsemi Corp...............................................................          85,080         1,682,882
   MKS Instruments, Inc.........................................................         242,504         7,311,496
  *ModusLink Global Solutions, Inc..............................................         170,782           976,873
  *Monolithic Power Systems, Inc................................................          12,627           206,957
  *MoSys, Inc...................................................................          17,222            71,988
  *Multi-Fineline Electronix, Inc...............................................          82,277         2,045,406
  *Nanometrics, Inc.............................................................          29,684           601,101
  *NAPCO Security Technologies, Inc.............................................          18,676            54,160
  *NCI, Inc. Class A............................................................             970             7,100
  *Newport Corp.................................................................          76,488         1,412,733
  *Novatel Wireless, Inc........................................................         101,819           292,221
 #*Oclaro, Inc..................................................................         103,086           426,776
  *Official Payments Holdings, Inc..............................................           3,243            14,075
  *Online Resources Corp........................................................         133,050           357,904
  *Oplink Communications, Inc...................................................         110,590         2,071,351
  #OPNET Technologies, Inc......................................................           3,553           125,954
   Optical Cable Corp...........................................................          28,064            99,347
  *ORBCOMM, Inc.................................................................         170,199           587,187
  *OSI Systems, Inc.............................................................          80,713         4,336,709
  *PAR Technology Corp..........................................................          54,165           252,409
   Park Electrochemical Corp....................................................          35,410         1,075,402
   PC Connection, Inc...........................................................         114,914         1,378,968
  *PC Mall, Inc.................................................................          49,050           307,053
   PC-Tel, Inc..................................................................          34,660           257,870
  *PDF Solutions, Inc...........................................................          37,456           239,344
  *Perceptron, Inc..............................................................          34,179           175,338
  *Perficient, Inc..............................................................         128,764         1,433,143
  *Performance Technologies, Inc................................................          54,791            98,624
  *Pericom Semiconductor Corp...................................................         123,556           988,448
  *Pervasive Software, Inc......................................................          37,097           213,679
  *Photronics, Inc..............................................................         278,702         1,911,896
  *Planar Systems, Inc..........................................................          53,570           126,425
  *Plexus Corp..................................................................          14,415           522,544
  *PLX Technology, Inc..........................................................         120,202           377,434
  *PMC-Sierra, Inc..............................................................         141,239           918,054
 #*Power-One, Inc...............................................................          26,375           114,468
  *Presstek, Inc................................................................          22,117            14,376
  *Progress Software Corp.......................................................          20,018           467,020
  *Qualstar Corp................................................................          33,400            63,961
  *Quest Software, Inc..........................................................         107,807         2,193,872
  *QuinStreet, Inc..............................................................           2,400            23,088
  *RadiSys Corp.................................................................          99,645           600,859
   RealNetworks, Inc............................................................         118,979         1,214,776
  *Reis, Inc....................................................................          44,432           462,093
  *Relm Wireless Corp...........................................................           2,200             2,860
   RF Industries, Ltd...........................................................          23,921            90,900
  *RF Micro Devices, Inc........................................................          27,272           136,087
   Richardson Electronics, Ltd..................................................          77,071           933,330
   Rimage Corp..................................................................          41,482           516,036
 #*Rogers Corp..................................................................          25,627           984,846
  *Rosetta Stone, Inc...........................................................          10,738            83,756
  *Rudolph Technologies, Inc....................................................         114,338         1,169,678
  *S1 Corp......................................................................         230,309         2,247,816
  *Sanmina-SCI Corp.............................................................         235,172         2,582,189
  *ScanSource, Inc..............................................................          45,358         1,704,100
  *SeaChange International, Inc.................................................         142,208         1,021,053
  *Selectica, Inc...............................................................             916             3,398
  *Sigma Designs, Inc...........................................................         152,437           919,195

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Silicon Graphics International Corp..........................................         136,742   $     1,865,161
  *Silicon Image, Inc...........................................................         115,312           560,416
  *SMTC Corp....................................................................           8,262            23,877
  *Sonus Networks, Inc..........................................................         412,440         1,064,095
  *Soundbite Communications, Inc................................................           3,190             8,900
  *Spansion, Inc. Class A.......................................................          11,119           111,524
  *SS&C Technologies Holdings, Inc..............................................          19,570           367,329
  *Stamps.com, Inc..............................................................           5,089           157,810
  *Standard Microsystems Corp...................................................         106,190         2,735,454
  *StarTek, Inc.................................................................          57,817           180,389
  *Steel Excel, Inc.............................................................          42,674         1,120,192
 #*SunPower Corp................................................................          91,777           628,672
  *Supertex, Inc................................................................           7,168           132,465
  *Support.com, Inc.............................................................         158,417           408,716
  *Sycamore Networks, Inc.......................................................         136,504         2,650,908
  *Symmetricom, Inc.............................................................         178,500         1,113,840
  *SYNNEX Corp..................................................................         171,732         6,213,264
 #*Take-Two Interactive Software, Inc...........................................          69,083         1,077,695
  *Tech Data Corp...............................................................         261,278        13,565,554
  *TechTarget, Inc..............................................................         136,406           948,022
  *TeleCommunication Systems, Inc. Class A......................................         248,598           581,719
   Tellabs, Inc.................................................................         344,343         1,308,503
   Telular Corp.................................................................          69,537           581,329
   Tessco Technologies, Inc.....................................................          36,118           643,623
  *Tessera Technologies, Inc....................................................         178,525         3,534,795
   TheStreet, Inc...............................................................         103,777           198,214
  *Trio-Tech International......................................................             979             2,310
  *TriQuint Semiconductor, Inc..................................................         324,199         1,941,952
  *TTM Technologies, Inc........................................................         203,988         2,502,933
  *Ultra Clean Holdings, Inc....................................................          13,089            96,204
   United Online, Inc...........................................................         446,970         2,538,790
  *UTStarcom Holdings Corp......................................................          90,684           116,982
  *Viasystems Group, Inc........................................................          34,066           578,781
  *Vicon Industries, Inc........................................................          22,202            75,709
  *Video Display Corp...........................................................           7,117            43,485
  *Virtusa Corp.................................................................         134,264         2,146,881
  *Vishay Intertechnology, Inc..................................................         330,214         4,055,028
  *Vishay Precision Group, Inc..................................................          14,276           224,990
   Wayside Technology Group, Inc................................................           4,956            59,224
 #*Web.com Group, Inc...........................................................          97,512         1,248,154
  *Westell Technologies, Inc. Class A...........................................          36,195            79,629
  *WPCS International, Inc......................................................          17,768            30,028
  *XO Group, Inc................................................................         135,675         1,117,962
  *X-Rite, Inc..................................................................          33,923           154,010
  *Xyratex, Ltd.................................................................          80,123         1,272,353
  *Zygo Corp....................................................................          66,306         1,172,953
                                                                                                   ---------------
Total Information Technology....................................................                       365,928,743
                                                                                                   ---------------
Materials -- (7.6%)
   A. Schulman, Inc.............................................................         140,527         3,442,912
  *A.M. Castle & Co.............................................................         109,290         1,133,337
  *American Pacific Corp........................................................          24,861           197,148
   American Vanguard Corp.......................................................          62,770           943,433
  *Arabian American Development Co..............................................           5,438            43,450
   Ashland, Inc.................................................................         361,482        22,795,055
   Boise, Inc...................................................................         468,972         3,582,946
   Buckeye Technologies, Inc....................................................         222,997         7,477,089
   Cabot Corp...................................................................          46,049         1,666,974
  *Century Aluminum Co..........................................................         330,975         3,319,679
  *Chemtura Corp................................................................          15,259           214,389
  *Clearwater Paper Corp........................................................          22,056           805,485

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
  *Coeur d'Alene Mines Corp.....................................................         421,417   $    11,656,394
   Commercial Metals Co.........................................................         486,712         6,979,450
  *Core Molding Technologies, Inc...............................................          25,392           215,832
   Cytec Industries, Inc........................................................         148,896         7,423,955
  #Domtar Corp..................................................................         168,731        14,574,984
  *Ferro Corp...................................................................         274,597         1,856,276
   Friedman Industries, Inc.....................................................          31,741           332,328
 #*FutureFuel Corp..............................................................           1,815            21,653
  *Georgia Gulf Corp............................................................         141,397         4,955,965
  *Graphic Packaging Holding Co.................................................         420,159         2,104,997
   H.B. Fuller Co...............................................................         150,042         4,294,202
   Haynes International, Inc....................................................          56,001         3,402,621
  #Hecla Mining Co..............................................................         120,124           631,852
 #*Horsehead Holding Corp.......................................................         140,487         1,528,499
   Huntsman Corp................................................................         252,888         3,219,264
   Innophos Holdings, Inc.......................................................           1,005            50,170
  *Innospec, Inc................................................................           2,072            67,071
   Kaiser Aluminum Corp.........................................................          89,025         4,396,054
  *KapStone Paper & Packaging Corp..............................................         244,040         4,260,938
   KMG Chemicals, Inc...........................................................          20,430           376,116
  *Landec Corp..................................................................         132,923           801,526
 #*Louisiana-Pacific Corp.......................................................         549,967         4,685,719
  *Materion Corp................................................................          96,017         2,823,860
   MeadWestavco Corp............................................................         423,735        12,474,758
  *Mercer International, Inc....................................................         205,235         1,678,822
  *Metals USA Holdings Corp.....................................................          12,005           160,507
   Minerals Technologies, Inc...................................................          55,924         3,548,378
  *Mod-Pac Corp.................................................................           3,811            24,467
   Myers Industries, Inc........................................................         185,183         2,464,786
   Neenah Paper, Inc............................................................          69,492         1,651,825
   NL Industries, Inc...........................................................          85,126         1,176,441
  *Northern Technologies International Corp.....................................           5,349            75,260
   Olin Corp....................................................................          53,579         1,189,454
   Olympic Steel, Inc...........................................................          56,163         1,448,444
  *OM Group, Inc................................................................         132,383         3,591,551
  *Omnova Solutions, Inc........................................................           1,897             9,409
   P.H. Glatfelter Co...........................................................         240,760         3,558,433
  *Penford Corp.................................................................          52,158           294,693
   PolyOne Corp.................................................................          68,712           990,827
   Quaker Chemical Corp.........................................................          23,825         1,055,448
   Reliance Steel & Aluminum Co.................................................         314,252        16,718,206
   Rock-Tenn Co. Class A........................................................         219,632        13,586,436
 #*RTI International Metals, Inc................................................         166,179         4,182,725
   Schnitzer Steel Industries, Inc. Class A.....................................          89,404         3,900,697
   Schweitzer-Maudoit International, Inc........................................          24,963         1,735,677
   Sensient Technologies Corp...................................................         153,662         6,088,088
  *Spartech Corp................................................................          98,966           531,447
   Steel Dynamics, Inc..........................................................         362,000         5,773,900
  *SunCoke Energy, Inc..........................................................         192,762         2,588,798
   Synalloy Corp................................................................          11,673           125,601
   Temple-Inland, Inc...........................................................          10,580           337,396
  #Texas Industries, Inc........................................................         125,798         3,932,445
  *United States Lime & Minerals, Inc...........................................           4,615           287,422
  *Universal Stainless & Alloy Products, Inc....................................          35,538         1,411,925
  #Vulcan Materials Co..........................................................         237,785        10,429,250
   Wausau Paper Corp............................................................         235,628         2,035,826
  #Westlake Chemical Corp.......................................................         118,795         6,943,568
   Worthington Industries, Inc..................................................         240,962         4,436,110
 #*Zoltek Cos., Inc.............................................................         147,025         1,277,647
                                                                                                   ---------------
Total Materials.................................................................                       247,998,290
                                                                                                   ---------------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.......................................          24,733   $            --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...................................          55,628                --
 .*Gerber Scientific, Inc. Escrow Shares........................................         137,957                --
 .*Price Communications Liquidation Trust.......................................          21,600                --
                                                                                                   ---------------
Total Other.....................................................................                                --
                                                                                                   ---------------
Telecommunication Services -- (1.0%)
   Atlantic Tele-Network, Inc...................................................           7,297           263,349
  *General Communications, Inc. Class A.........................................         262,490         2,732,521
   HickoryTech Corp.............................................................          49,752           571,650
   IDT Corp. Class B............................................................          76,623           674,282
 #*Iridium Communications, Inc..................................................         279,122         2,230,185
 #*Leap Wireless International, Inc.............................................         270,907         2,318,964
  *MetroPCS Communications, Inc.................................................         720,666         6,370,687
  *Neutral Tandem, Inc..........................................................          39,368           483,833
  *Premiere Global Services, Inc................................................         111,275           979,220
  *Primus Telecommunications Group, Inc.........................................           3,503            44,453
   Shenandoah Telecommunications Co.............................................             191             1,885
   SureWest Communications......................................................          65,938           954,782
 #*Telephone & Data Systems, Inc................................................         310,731         8,172,229
  *United States Cellular Corp..................................................          94,123         4,317,422
   USA Mobility, Inc............................................................          73,803         1,044,312
   Warwick Valley Telephone Co..................................................          12,369           168,961
                                                                                                   ---------------
Total Telecommunication Services................................................                        31,328,735
                                                                                                   ---------------
Utilities -- (0.4%)
  #Consolidated Water Co., Ltd..................................................          16,872           131,433
  *Dynegy, Inc..................................................................         424,245           789,096
   Genie Energy, Ltd. Class B...................................................          63,814           667,494
  *GenOn Energy, Inc............................................................       2,304,347         4,908,259
  *NRG Energy, Inc..............................................................         183,733         3,101,413
  #Ormat Technologies, Inc......................................................          46,078           748,768
   SJW Corp.....................................................................          59,334         1,405,622
                                                                                                   ---------------
Total Utilities.................................................................                        11,752,085
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     2,828,153,744
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights...................................             200                --
 .*PhotoMedex, Inc. Contingent Value Warrants...................................           1,528                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................         105,877            19,305
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            19,305
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       4,204,136         4,204,136
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@DFA Short Term Investment Fund..............................................     416,782,949       416,782,949
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
   $2,123,452 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
   $2,132,801) to be repurchased at $2,081,826..................................   $       2,082         2,081,814
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                                    418,864,763
                                                                                                   ---------------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                        VALUE+
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,853,007,461)^^                                                                         $ 3,251,241,948
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                             VALUATION INPUTS
                                         --------------------------------------------------------
                                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------------
                                             LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                         --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary.............   $  441,373,793             --      --     $  441,373,793
   Consumer Staples...................      132,225,989             --      --        132,225,989
   Energy.............................      269,081,305             --      --        269,081,305
   Financials.........................      682,679,462             --      --        682,679,462
   Health Care........................      209,563,476             --      --        209,563,476
   Industrials........................      436,156,406   $     65,460      --        436,221,866
   Information Technology.............      365,928,743             --      --        365,928,743
   Materials..........................      247,998,290             --      --        247,998,290
   Other..............................               --             --      --                 --
   Telecommunication Services.........       31,328,735             --      --         31,328,735
   Utilities..........................       11,752,085             --      --         11,752,085
Rights/Warrants.......................               --         19,305      --             19,305
Temporary Cash Investments............        4,204,136             --      --          4,204,136
Securities Lending Collateral.........               --    418,864,763      --        418,864,763
                                         --------------   ------------     ---     --------------
TOTAL.................................   $2,832,292,420   $418,949,528      --     $3,251,241,948
                                         ==============   ============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                         U.S. SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (86.8%)
   Consumer Discretionary -- (15.5%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................         197,729   $       569,460
   A.H. Belo Corp. Class A......................................................         221,148         1,313,619
  #Aaron's, Inc.................................................................           2,229            59,314
   Acme United Corp.............................................................             792             7,920
  *AFC Enterprises, Inc.........................................................          73,549         1,239,301
  *Aldila, Inc..................................................................          77,084           200,418
   Amcon Distributing Co........................................................           2,031           135,082
  *American Biltrite, Inc.......................................................          11,027            46,313
  #American Greetings Corp. Class A.............................................       1,777,998        25,549,831
  *America's Car-Mart, Inc......................................................           3,088           117,159
  *Arctic Cat, Inc..............................................................         268,845         8,022,335
  *Ascent Capital Group, Inc. Class A...........................................         108,971         5,164,136
  *Ballantyne Strong, Inc.......................................................         240,359         1,019,122
 #*Barnes & Noble, Inc..........................................................       1,070,221        12,917,567
   Bassett Furniture Industries, Inc............................................         182,252         1,463,484
  *Beasley Broadcast Group, Inc. Class A........................................          73,646           254,079
 #*Beazer Homes USA, Inc........................................................       2,180,236         6,649,720
   bebe stores, Inc.............................................................         102,739           899,994
   Belo Corp. Class A...........................................................         363,449         2,700,426
 #*Benihana, Inc................................................................         288,880         3,157,458
  *Biglari Holdings, Inc........................................................          23,882         9,455,839
  *Black Diamond, Inc...........................................................         358,073         2,871,745
  *Bluegreen Corp...............................................................         930,959         2,420,493
   Blyth, Inc...................................................................           4,981           313,554
   Bob Evans Farms, Inc.........................................................         917,574        32,417,889
  #Bon-Ton Stores, Inc. (The)...................................................          92,679           376,277
  #Books-A-Million, Inc.........................................................         322,557           783,814
   Bowl America, Inc. Class A...................................................          17,959           233,467
 #*Boyd Gaming Corp.............................................................       1,452,948        12,742,354
  #Brown Shoe Co., Inc..........................................................         725,367         6,854,718
  #Brunswick Corp...............................................................         157,923         3,370,077
  *Build-A-Bear-Workshop, Inc...................................................         493,235         4,029,730
 #*Cabela's, Inc................................................................       1,287,489        33,577,713
  *Cache, Inc...................................................................         344,120         2,240,221
  #Callaway Golf Co.............................................................       1,467,311         9,830,984
  *Cambium Learning Group, Inc..................................................         236,035           760,033
  *Canterbury Park Holding Corp.................................................          16,606           201,099
 #*Carmike Cinemas, Inc.........................................................           2,000            14,240
   Carriage Services, Inc.......................................................         349,820         2,004,469
 #*Cavco Industries, Inc........................................................          54,397         2,476,151
 #*Central European Media Enterprises, Ltd. Class A.............................          76,632           535,658
 #*Charles & Colvard, Ltd.......................................................          22,590            69,351
 #*Charming Shoppes, Inc........................................................       3,214,177        15,942,318
   Christopher & Banks Corp.....................................................         410,881           850,524
   Churchill Downs, Inc.........................................................          53,332         2,983,925
  *Coast Distribution System, Inc. (The)........................................          92,516           220,651
  *Cobra Electronics Corp.......................................................         176,106           824,176
 #*Collective Brands, Inc.......................................................         697,990        11,628,513
   Collectors Universe, Inc.....................................................          29,646           456,548
 #*Conn's, Inc..................................................................         671,329         7,787,416
   Core-Mark Holding Co., Inc...................................................         302,629        12,289,764
 #*Corinthian Colleges, Inc.....................................................         119,624           360,068
  *Cost Plus, Inc...............................................................         102,105         1,383,523
 #*Crown Media Holdings, Inc. Class A...........................................         332,792           396,022
   CSS Industries, Inc..........................................................         259,352         5,555,320
  *Culp, Inc....................................................................          29,690           270,476
  *Cumulus Media, Inc. Class A..................................................         267,309           940,928
  *Cybex International, Inc.....................................................         208,660           129,369

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Dana Holding Corp............................................................          91,786   $     1,363,022
  *dELiA*s, Inc.................................................................         271,854           290,884
  *Delta Apparel, Inc...........................................................         186,959         2,860,473
  #Destination Maternity Corp...................................................         183,658         3,065,252
  #Dillard's, Inc. Class A......................................................       1,542,434        68,252,704
  *Dixie Group, Inc. (The)......................................................         293,970         1,052,413
  *Dolan Co.....................................................................          85,936           810,376
  *Domino's Pizza, Inc..........................................................         183,374         5,987,161
  *Dorman Products, Inc.........................................................         284,848        12,365,252
   Dover Downs Gaming & Entertainment, Inc......................................         131,798           322,905
  *Dover Motorsports, Inc.......................................................         319,398           386,472
 #*DreamWorks Animation SKG, Inc. Class A.......................................          76,849         1,364,070
   DSW, Inc. Class A............................................................         224,391        11,212,818
 #*Duckwall-ALCO Stores, Inc....................................................          98,216           817,157
  *E.W. Scripps Co. Class A (The)...............................................       1,173,993         9,943,721
  *EDCI Holdings, Inc...........................................................          70,804           364,641
  *ELXSI Corp...................................................................          27,300           109,200
  *Emerson Radio Corp...........................................................         156,037           274,625
 #*Emmis Communications Corp. Class A...........................................         353,768           272,401
   Escalade, Inc................................................................           4,353            20,590
 #*Exide Technologies...........................................................         245,961           811,671
  *Famous Dave's of America, Inc................................................          10,168           105,340
  *Federal-Mogul Corp...........................................................         310,551         5,152,041
  *Fisher Communications, Inc...................................................          77,531         2,332,908
   Flanigan's Enterprises, Inc..................................................           4,740            33,583
   Flexsteel Industries, Inc....................................................         196,868         2,793,557
  *Footstar, Inc................................................................         251,700           190,033
  #Fred's, Inc. Class A.........................................................       1,004,462        14,815,814
   Frisch's Restaurants, Inc....................................................          41,852           878,892
 #*Fuel Systems Solutions, Inc..................................................           5,232           109,192
  *Full House Resorts, Inc......................................................         110,354           306,784
  *Furniture Brands International, Inc..........................................       1,167,729         1,973,462
  *Gaiam, Inc. Class A..........................................................          88,451           316,655
   Gaming Partners International Corp...........................................          44,581           288,216
 #*Gaylord Entertainment Co.....................................................       1,217,741        34,157,635
 #*Geeknet, Inc.................................................................          65,742         1,143,253
 #*Genesco, Inc.................................................................         435,113        26,572,351
  *Golfsmith International Holdings, Inc........................................          18,511            67,935
 #*Gray Television, Inc.........................................................         818,882         1,678,708
  *Gray Television, Inc. Class A................................................          23,767            40,642
  *Great Wolf Resorts, Inc......................................................         875,064         2,800,205
  #Group 1 Automotive, Inc......................................................         692,454        36,935,496
  *Hallwood Group, Inc. (The)...................................................           3,376            53,678
  *Hampshire Group, Ltd.........................................................          41,080           102,700
  *Harris Interactive, Inc......................................................         246,312           162,566
   Harte-Hanks, Inc.............................................................         133,278         1,286,133
 #*Hastings Entertainment, Inc..................................................         306,501           496,532
   Haverty Furniture Cos., Inc..................................................         542,571         6,771,286
   Haverty Furniture Cos., Inc. Class A.........................................           5,481            66,731
  *Heelys, Inc..................................................................          60,428           109,979
  *Helen of Troy, Ltd...........................................................         722,765        23,251,350
  *Hollywood Media Corp.........................................................         477,759           592,421
   Hooker Furniture Corp........................................................         229,298         2,763,041
   Hot Topic, Inc...............................................................         749,369         5,485,381
 #*Iconix Brand Group, Inc......................................................       1,856,166        34,172,016
   International Speedway Corp. Class A.........................................         573,084        14,779,836
  *Isle of Capri Casinos, Inc...................................................         492,198         2,500,366
  *J. Alexander's Corp..........................................................         151,054           996,956
  *Jaclyn, Inc..................................................................          40,909           274,704
  #JAKKS Pacific, Inc...........................................................         836,820        12,786,610
  *Johnson Outdoors, Inc. Class A...............................................         203,541         3,462,232

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Jones Group, Inc. (The)......................................................       1,706,793   $    15,583,020
  *Journal Communications, Inc. Class A.........................................         210,684         1,082,916
  *Kenneth Cole Productions, Inc. Class A.......................................         336,338         4,133,594
  *Kid Brands, Inc..............................................................         155,672           533,955
  *Knology, Inc.................................................................         181,949         2,741,971
  *Kona Grill, Inc..............................................................          85,051           515,409
   KSW, Inc.....................................................................          42,920           141,636
 #*K-Swiss, Inc. Class A........................................................         104,677           353,808
   Lacrosse Footwear, Inc.......................................................           1,365            17,172
  *Lakeland Industries, Inc.....................................................         141,538         1,333,288
  *Lakes Entertainment, Inc.....................................................         514,501         1,049,582
  *Lazare Kaplan International, Inc.............................................         132,982           355,727
  *La-Z-Boy, Inc................................................................         907,832        11,965,226
  *Leapfrog Enterprises, Inc....................................................          26,520           153,551
  *Lee Enterprises, Inc.........................................................         712,477           947,594
 #*Libbey, Inc..................................................................         371,344         5,592,441
  *Liberty Media Corp. - Liberty Capital Class B................................           2,658           222,196
  #Lifetime Brands, Inc.........................................................         343,506         4,070,546
  *LIN TV Corp. Class A.........................................................         271,018         1,092,203
  #Lithia Motors, Inc. Class A..................................................         565,948        12,569,705
 #*Live Nation Entertainment, Inc...............................................       2,122,689        21,821,243
 #*LodgeNet Interactive Corp....................................................         266,259           958,532
  *Luby's, Inc..................................................................         447,708         2,337,036
  *M/I Homes, Inc...............................................................         358,664         4,070,836
   Mac-Gray Corp................................................................         311,115         4,336,943
  *Madison Square Garden Co. (The)..............................................         132,916         3,813,360
  *Mannatech, Inc...............................................................           3,085            13,264
   Marcus Corp..................................................................         552,919         6,695,849
 #*MarineMax, Inc...............................................................         567,394         4,663,979
 #*McClatchy Co. (The)..........................................................       1,130,891         2,657,594
   McRae Industries, Inc. Class A...............................................          30,453           393,148
  #MDC Holdings, Inc............................................................         253,756         5,029,444
 #*Media General, Inc. Class A..................................................         510,904         2,053,834
   Men's Wearhouse, Inc. (The)..................................................         369,446        12,742,193
 #*Meritage Homes Corp..........................................................         306,624         7,420,301
  #MGP Ingredients, Inc.........................................................         290,650         1,732,274
  *Modine Manufacturing Co......................................................          60,544           662,351
  *Monarch Casino & Resort, Inc.................................................           2,415            25,720
  *Morton's Restaurant Group, Inc...............................................         212,920         1,469,148
  *Motorcar Parts of America, Inc...............................................          80,164           514,653
   Movado Group, Inc............................................................         499,707         9,199,606
  *MTR Gaming Group, Inc........................................................         410,084           980,101
  *Multimedia Games Holding Co., Inc............................................         263,353         1,988,315
   National CineMedia, Inc......................................................          52,426           714,042
  *Nautilus, Inc................................................................          74,314           179,840
  *Navarre Corp.................................................................          60,371            87,538
  *Nevada Gold & Casinos, Inc...................................................         152,348           225,475
  *New Frontier Media, Inc......................................................         308,544           336,313
  *New York & Co., Inc..........................................................         233,076           650,282
  *Nexstar Broadcasting Group, Inc. Class A.....................................          93,321           790,429
  *Nobility Homes, Inc..........................................................          12,825            73,102
 #*O'Charley's, Inc.............................................................         605,764         3,931,408
 #*OfficeMax, Inc...............................................................          21,207           117,275
  *Orient-Express Hotels, Ltd. Class A..........................................       2,248,429        19,021,709
   Outdoor Channel Holdings, Inc................................................         171,466         1,208,835
  *P & F Industries, Inc. Class A...............................................          17,588            68,241
 #*Pacific Sunwear of California, Inc...........................................       1,646,848         2,964,326
  #Penske Automotive Group, Inc.................................................       1,389,450        31,095,891
  #Pep Boys - Manny, Moe & Jack (The)...........................................       1,228,578        18,428,670
  *Perry Ellis International, Inc...............................................         446,480         6,938,299
  *Pinnacle Entertainment, Inc..................................................           1,763            17,101

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Point.360....................................................................         112,341   $       121,890
  *Premier Exhibitions, Inc.....................................................         228,660           532,778
  *Q.E.P. Co., Inc..............................................................          42,317           742,663
  *Quiksilver, Inc..............................................................       1,635,421         7,293,978
 #*Radio One, Inc. Class D......................................................         625,385           637,893
  *Reading International, Inc. Class A..........................................         168,095           716,085
 #*Red Lion Hotels Corp.........................................................         529,202         3,873,759
  *Red Robin Gourmet Burgers, Inc...............................................         331,687        10,186,108
  #Regis Corp...................................................................       1,665,827        28,552,275
   Rent-A-Center, Inc...........................................................       1,554,059        52,558,275
  *Rick's Cabaret International, Inc............................................         188,728         1,951,448
  *Rockford Corp................................................................          15,000            56,250
  *Rocky Brands, Inc............................................................         122,094         1,355,243
  *Ruby Tuesday, Inc............................................................       1,280,877         9,619,386
   Ryland Group, Inc. (The).....................................................          18,065           328,783
  *Saga Communications, Inc. Class A............................................         116,643         4,811,524
 #*Saks, Inc....................................................................       3,166,843        31,605,093
  *Salem Communications Corp. Class A...........................................          65,578           179,684
  #Scholastic Corp..............................................................       1,436,861        42,401,768
  #Service Corp. International..................................................       1,017,025        11,288,977
  *Shiloh Industries, Inc.......................................................         192,744         1,584,356
  *Shoe Carnival, Inc...........................................................         372,153         9,411,749
   Sinclair Broadcast Group, Inc. Class A.......................................         169,117         2,076,757
 #*Skechers U.S.A., Inc. Class A................................................         675,679         8,216,257
  #Skyline Corp.................................................................           1,465             9,098
  *Sonesta International Hotels Corp. Class A...................................           3,233            97,992
  #Sonic Automotive, Inc. Class A...............................................           2,910            45,367
  *Spanish Broadcasting System, Inc. Class A....................................           2,801            16,470
   Spartan Motors, Inc..........................................................         619,360         3,759,515
 #*Spectrum Group International, Inc............................................         312,991           752,743
  #Speedway Motorsports, Inc....................................................         896,120        14,364,804
  *Sport Chalet, Inc. Class A...................................................          82,165           137,216
  *Sport Chalet, Inc. Class B...................................................          15,675            33,544
   Stage Stores, Inc............................................................       1,009,407        15,524,680
   Standard Motor Products, Inc.................................................         400,090         8,277,862
  *Stanley Furniture Co., Inc...................................................          88,446           310,445
  *Stein Mart, Inc..............................................................           1,443            10,462
  *Steinway Musical Instruments, Inc............................................         289,169         7,214,767
  #Stewart Enterprises, Inc. Class A............................................       2,681,851        16,493,384
  *Stoneridge, Inc..............................................................          55,341           518,545
   Strattec Security Corp.......................................................          48,198         1,014,568
   Superior Industries International, Inc.......................................         719,646        13,075,968
  *Syms Corp....................................................................         392,655         3,965,815
  *Systemax, Inc................................................................          22,732           400,311
  *Tandy Brands Accessories, Inc................................................         200,326           208,339
  *Tandy Leather Factory, Inc...................................................         134,235           660,436
  *Trans World Entertainment Corp...............................................         634,084         1,566,187
  *Tuesday Morning Corp.........................................................       1,307,967         4,447,088
 #*Unifi, Inc...................................................................         421,533         4,101,516
 #*Valuevision Media, Inc. Class A..............................................           3,840             6,067
  *VOXX International Corp......................................................         408,407         5,194,937
 #*Walking Co. Holdings, Inc. (The).............................................          24,077           105,939
  *Wells-Gardner Electronics Corp...............................................          54,437           112,685
   Wendy's Co. (The)............................................................          45,590           213,817
 #*West Marine, Inc.............................................................         583,323         7,069,875
  *Wet Seal, Inc. Class A (The).................................................         124,577           436,020
   Weyco Group, Inc.............................................................             171             4,319
  *Zale Corp....................................................................         887,533         2,529,469
                                                                                                   ---------------
Total Consumer Discretionary....................................................                     1,215,508,452
                                                                                                   ---------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (3.4%)
 #*Alliance One International, Inc..............................................       1,170,036   $     3,404,805
   Andersons, Inc. (The)........................................................          27,535         1,116,544
 #*Bridgford Foods Corp.........................................................          37,720           420,955
   CCA Industries, Inc..........................................................          31,897           159,166
 #*Central European Distribution Corp...........................................          88,050           361,005
  *Central Garden & Pet Co......................................................         312,005         2,726,924
 #*Central Garden & Pet Co. Class A.............................................         869,357         8,224,117
  *Chiquita Brands International, Inc...........................................       1,148,246        10,093,082
  *Craft Brew Alliance, Inc.....................................................         242,123         1,515,690
  *Crystal Rock Holdings, Inc...................................................           9,911             8,127
  *Cuisine Solutions, Inc.......................................................         181,778           363,556
  *Dean Foods Co................................................................         556,146         5,984,131
 #*Dole Food Co., Inc...........................................................         647,331         6,214,378
  *Elizabeth Arden, Inc.........................................................           4,474           160,930
   Fresh Del Monte Produce, Inc.................................................       1,424,445        34,870,414
   Griffin Land & Nurseries, Inc................................................          20,078           535,882
  *Hain Celestial Group, Inc. (The).............................................       1,164,965        44,955,999
  *Harbinger Group, Inc.........................................................         405,478         1,946,294
  #Imperial Sugar Co............................................................         296,527         1,011,157
   Ingles Markets, Inc. Class A.................................................         177,710         3,097,485
  *John B. Sanfilippo & Son, Inc................................................         204,290         2,016,342
   Nash-Finch Co................................................................         289,241         8,448,730
  *Natural Alternatives International, Inc......................................          75,944           694,888
  *Nutraceutical International Corp.............................................          57,635           740,610
  #Oil-Dri Corp. of America.....................................................          88,816         1,864,248
  *Omega Protein Corp...........................................................         476,767         4,104,964
   Orchids Paper Products Co....................................................           2,641            49,862
  *Pantry, Inc..................................................................         366,306         4,410,324
  *Parlux Fragrances, Inc.......................................................         445,919         2,341,075
  *Physicians Formula Holdings, Inc.............................................         367,754         1,110,617
  *Pilgrim's Pride Corp.........................................................          38,816           208,830
  *Prestige Brands Holdings, Inc................................................       1,438,811        18,474,333
   Reliv' International, Inc....................................................          12,603            15,754
  *Revlon, Inc..................................................................          33,702           531,144
 #*Seneca Foods Corp. Class A...................................................          75,263         2,177,359
  *Seneca Foods Corp. Class B...................................................          23,609           667,899
  *Smart Balance, Inc...........................................................       1,486,804         7,880,061
  #Snyders-Lance, Inc...........................................................           9,284           213,439
  #Spartan Stores, Inc..........................................................         363,366         6,809,479
 #*Spectrum Brands Holdings, Inc................................................         280,945         8,133,358
   Stephan Co. (The)............................................................          56,795           133,468
  #SUPERVALU, Inc...............................................................       2,635,549        18,211,644
  *Susser Holdings Corp.........................................................          65,266         1,556,594
  #Universal Corp...............................................................         770,438        34,577,257
  #Weis Markets, Inc............................................................          15,591           659,032
  *Winn-Dixie Stores, Inc.......................................................       1,509,638        14,266,079
                                                                                                   ---------------
Total Consumer Staples..........................................................                       267,468,031
                                                                                                   ---------------
Energy -- (7.8%)
   Adams Resources & Energy, Inc................................................         107,983         4,117,392
   Alon USA Energy, Inc.........................................................         542,516         5,240,705
  *Barnwell Industries, Inc.....................................................         142,853           407,131
 #*Basic Energy Services, Inc...................................................         260,530         4,692,145
  *Bill Barrett Corp............................................................         875,905        24,192,496
   Bolt Technology Corp.........................................................          33,962           407,204
  #Bristow Group, Inc...........................................................       1,168,558        57,329,455
  *Cal Dive International, Inc..................................................         707,902         2,130,785
  *Callon Petroleum Co..........................................................           2,998            17,988
  *Complete Production Services, Inc............................................       1,359,909        45,828,933
 #*Comstock Resources, Inc......................................................         849,738        10,230,846
  *Crimson Exploration, Inc.....................................................         218,544           644,705

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Crosstex Energy, Inc.........................................................         636,240   $     7,991,174
  *CVR Energy, Inc..............................................................       1,128,106        28,134,964
  *Dawson Geophysical Co........................................................         167,242         5,952,143
   Delek US Holdings, Inc.......................................................         656,362         8,263,598
  *Delta Petroleum Corp.........................................................              --                --
   DHT Holdings, Inc............................................................         300,889           318,942
 #*Double Eagle Petroleum Co....................................................          81,571           540,816
 #*Endeavour International Corp.................................................         111,066         1,175,078
  *Energy Partners, Ltd.........................................................         440,426         7,038,007
  *ENGlobal Corp................................................................          26,577            55,812
  *Evolution Petroleum Corp.....................................................          26,513           237,556
 #*Exterran Holdings, Inc.......................................................       1,588,813        14,744,185
  *Forest Oil Corp..............................................................           5,091            66,183
  *Gastar Exploration, Ltd......................................................           7,589            22,767
 #*Geokinetics, Inc.............................................................          24,934            58,595
 #*GeoMet, Inc..................................................................          58,801            42,396
 #*GMX Resources, Inc...........................................................         132,216           116,350
 #*Green Plains Renewable Energy, Inc...........................................         498,536         5,658,384
   Gulf Island Fabrication, Inc.................................................         249,722         7,579,063
  *Gulfmark Offshore, Inc. Class A..............................................         702,443        32,115,694
 #*Harvest Natural Resources, Inc...............................................         878,355         6,043,082
  *Helix Energy Solutions Group, Inc............................................       3,424,431        56,331,890
  *Hercules Offshore, Inc.......................................................       3,653,314        16,403,380
  *HKN, Inc.....................................................................          84,033           210,923
   HollyFrontier Corp...........................................................         557,486        16,356,639
 #*Hornbeck Offshore Services, Inc..............................................         960,142        31,387,042
 #*Mexco Energy Corp............................................................             733             5,190
  *Mitcham Industries, Inc......................................................         179,913         3,950,889
  *Natural Gas Services Group, Inc..............................................         256,747         3,540,541
  *Newpark Resources, Inc.......................................................       1,096,793         8,927,895
  #Overseas Shipholding Group, Inc..............................................         769,994         9,786,624
  *Parker Drilling Co...........................................................       3,138,676        20,401,394
 #*Patriot Coal Corp............................................................         497,505         3,781,038
  #Penn Virginia Corp...........................................................       1,016,748         4,707,543
 #*Petroleum Development Corp...................................................         577,369        17,973,497
 #*PHI, Inc. Non-Voting.........................................................         307,117         8,095,604
  *PHI, Inc. Voting.............................................................           1,686            40,481
  *Pioneer Drilling Co..........................................................       1,898,311        16,932,934
  *Rentech, Inc.................................................................         554,721           976,309
  *REX American Resources Corp..................................................         234,850         6,035,645
  *Rosetta Resources, Inc.......................................................          23,279         1,117,159
  *SEACOR Holdings, Inc.........................................................         386,026        35,332,960
  *SemGroup Corp. Class A.......................................................         228,253         6,041,857
  *Swift Energy Co..............................................................         189,195         6,271,814
  #Teekay Corp..................................................................          81,111         2,224,064
  *Tetra Technologies, Inc......................................................         796,167         7,436,200
  *TGC Industries, Inc..........................................................         156,983         1,280,981
  *Union Drilling, Inc..........................................................         350,905         2,256,319
 #*USEC, Inc....................................................................       3,330,962         6,362,137
  *Venoco, Inc..................................................................          84,723           898,911
 #*Western Refining, Inc........................................................       1,996,296        32,998,773
 #*Westmoreland Coal Co.........................................................          84,085         1,017,428
  *Willbros Group, Inc..........................................................         294,254         1,253,522
                                                                                                   ---------------
Total Energy....................................................................                       611,732,157
                                                                                                   ---------------
Financials -- (19.5%)
  *1st Constitution Bancorp.....................................................          14,878           108,613
  #1st Source Corp..............................................................         591,201        14,803,673
  *1st United Bancorp, Inc......................................................          46,838           269,787
  *21st Century Holding Co......................................................         163,908           524,506
   Access National Corp.........................................................          41,627           384,633

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Affirmative Insurance Holdings, Inc..........................................          99,958   $       113,952
   Alliance Bancorp, Inc. of Pennsylvania.......................................           1,325            14,840
  *Altisource Portfolio Solutions SA............................................         236,430        12,646,641
   Ameriana Bancorp.............................................................          34,757           144,937
  *American Capital, Ltd........................................................       3,422,434        28,132,407
  #American Equity Investment Life Holding Co...................................       1,714,627        19,769,649
  *American Independence Corp...................................................          42,672           192,024
   American National Insurance Co...............................................           1,197            87,201
  *American River Bankshares....................................................          75,976           448,258
  *American Safety Insurance Holdings, Ltd......................................         184,859         4,020,683
 #*Ameris Bancorp...............................................................         213,830         2,292,258
 #*AmeriServe Financial, Inc....................................................         306,315           698,398
  *Anchor Bancorp Wisconsin, Inc................................................         349,394           108,312
 #*Ante5, Inc...................................................................          72,013            52,569
   Argo Group International Holdings, Ltd.......................................         928,662        26,754,752
   ASB Financial Corp...........................................................           3,640            43,680
   Aspen Insurance Holdings, Ltd................................................         415,502        11,035,733
 #*Asset Acceptance Capital Corp................................................          82,710           383,774
   Associated Banc-Corp.........................................................         241,100         3,004,106
  #Asta Funding, Inc............................................................         218,904         1,637,402
  #Astoria Financial Corp.......................................................         457,237         3,808,784
   Atlantic American Corp.......................................................         238,075           483,292
  *Atlantic Coast Financial Corp................................................          17,186            41,418
 #*Avatar Holdings, Inc.........................................................         224,441         2,192,789
   Baldwin & Lyons, Inc. Class A................................................           3,124            73,102
   Baldwin & Lyons, Inc. Class B................................................         367,343         8,059,505
  *Bancorp, Inc.................................................................         229,875         1,843,597
  #BancorpSouth, Inc............................................................         259,317         2,912,130
 #*BancTrust Financial Group, Inc...............................................          98,095           125,562
   Bank Mutual Corp.............................................................          43,998           176,432
   Bank of Commerce Holdings....................................................          10,312            40,629
 #*BankAtlantic Bancorp, Inc. Class A...........................................         266,495           839,459
   BankFinancial Corp...........................................................         522,839         2,896,528
   Banner Corp..................................................................         148,044         2,907,584
   Bar Harbor Bankshares........................................................             530            16,001
 #*BBCN Bancorp, Inc............................................................         463,440         4,690,013
  #BCB Bancorp, Inc.............................................................          23,344           240,443
  *BCSB Bancorp, Inc............................................................           2,293            28,571
   Beacon Federal Bancorp, Inc..................................................          22,623           321,473
  *Berkshire Bancorp, Inc.......................................................           4,650            34,177
  #Berkshire Hills Bancorp, Inc.................................................         487,906        11,036,434
  *BNCCORP, Inc.................................................................          30,988           123,952
  *BofI Holding, Inc............................................................          50,582           845,225
   Boston Private Financial Holdings, Inc.......................................         637,107         5,249,762
  *Bridge Capital Holdings......................................................          37,675           407,643
  #Brookline Bancorp, Inc.......................................................         845,664         7,839,305
  *Brunswick Bancorp............................................................           1,200             7,296
  #Bryn Mawr Bank Corp..........................................................          15,190           305,471
   C&F Financial Corp...........................................................          14,868           423,887
  #California First National Bancorp............................................         142,816         2,275,059
  *Camco Financial Corp.........................................................          82,085           115,740
 #*Cape Bancorp, Inc............................................................          26,381           223,447
 #*Capital Bank Corp............................................................          62,420           148,560
  #Capital City Bank Group, Inc.................................................          46,494           406,822
   Capital Southwest Corp.......................................................          46,996         4,170,425
  *CapitalSource, Inc...........................................................       2,942,479        20,332,530
   Capitol Federal Financial, Inc...............................................          94,839         1,095,390
   Cardinal Financial Corp......................................................          59,426           666,165
  *Carolina Bank Holdings, Inc..................................................           1,200             3,540
  *Carrollton Bancorp...........................................................          10,578            33,321
  #Cathay General Bancorp.......................................................       1,544,662        24,312,980

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Centerstate Banks, Inc.......................................................          46,580   $       328,389
   Central Bancorp, Inc.........................................................           6,836           120,040
 #*Central Virginia Bankshares, Inc.............................................           9,014             7,211
   Century Bancorp, Inc. Class A................................................          17,987           510,471
   CFS Bancorp, Inc.............................................................         204,991           918,360
  #Chemical Financial Corp......................................................         712,533        16,124,622
  *Chicopee Bancorp, Inc........................................................          37,757           542,757
  *Citizens Community Bancorp, Inc..............................................          38,179           219,529
  *Citizens First Bancorp, Inc..................................................           2,096                23
 #*Citizens First Corp..........................................................           4,922            35,340
  *Citizens Republic Bancorp, Inc...............................................          22,036           283,163
   Citizens South Banking Corp..................................................         140,421           547,642
 #*CNO Financial Group, Inc.....................................................       8,600,682        57,796,583
  #CoBiz Financial, Inc.........................................................         121,000           723,580
   Codorus Valley Bancorp, Inc..................................................          12,321           125,058
  *Colonial Financial Services, Inc.............................................           2,297            28,552
 #*Colony Bankcorp, Inc.........................................................           6,201            17,363
  #Columbia Banking System, Inc.................................................         389,469         8,178,849
  *Commonwealth Bankshares, Inc.................................................          20,730                 4
  *Community Bankers Trust Corp.................................................             300               453
  *Community West Bancshares....................................................          21,017            37,831
 #*CompuCredit Holdings Corp....................................................         413,266         1,671,661
  *Consumer Portfolio Services, Inc.............................................         315,616           315,616
  *Cowen Group, Inc. Class A....................................................         281,192           759,218
   Delphi Financial Group, Inc. Class A.........................................       1,364,074        60,714,934
   Donegal Group, Inc. Class A..................................................         489,931         7,476,347
  #Donegal Group, Inc. Class B..................................................          54,693           908,724
  *Doral Financial Corp.........................................................          77,216           100,381
   Eagle Bancorp Montana, Inc...................................................             825             8,147
   Eastern Insurance Holdings, Inc..............................................         114,241         1,618,795
  *Eastern Virginia Bankshares, Inc.............................................          17,786            46,421
   ECB Bancorp, Inc.............................................................          10,525           106,829
   Edelman Financial Group, Inc.................................................         424,274         3,029,316
   EMC Insurance Group, Inc.....................................................         292,000         6,590,440
 #*Encore Bancshares, Inc.......................................................          73,476           985,313
  *Encore Capital Group, Inc....................................................          56,274         1,322,439
   Endurance Specialty Holdings, Ltd............................................         597,364        22,341,414
   Enterprise Bancorp, Inc......................................................           4,106            66,599
   Enterprise Financial Services Corp...........................................          79,352           983,171
  #Epoch Holding Corp...........................................................          48,297         1,149,952
  #ESB Financial Corp...........................................................          36,961           517,084
  #ESSA Bancorp, Inc............................................................         169,603         1,707,902
   Evans Bancorp, Inc...........................................................           5,582            71,450
  #F.N.B. Corp..................................................................       1,485,458        17,409,568
  *Farmers Capital Bank Corp....................................................          50,760           238,572
  #FBL Financial Group, Inc. Class A............................................         781,918        27,163,831
   Federal Agricultural Mortgage Corp. Class A..................................           3,592            46,840
   Federal Agricultural Mortgage Corp. Class C..................................         237,515         4,607,791
   Fidelity Bancorp, Inc........................................................          18,254           201,342
  #Fidelity Southern Corp.......................................................          28,311           189,117
   Financial Institutions, Inc..................................................         183,836         3,141,757
  *First Acceptance Corp........................................................         865,637           995,483
   First Advantage Bancorp......................................................          20,056           257,118
   First American Financial Corp................................................         902,100        13,369,122
  #First Bancorp................................................................          45,576           530,505
   First Bancorp of Indiana, Inc................................................           5,430            55,657
 #*First BanCorp................................................................          10,923            40,415
  *First Bancshares, Inc........................................................          24,793           145,039
   First Bancshares, Inc. (The).................................................           2,100            16,516
  *First Bank of Delaware.......................................................          70,003           129,506
   First Business Financial Services, Inc.......................................          22,800           378,708

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *First California Financial Group, Inc........................................          30,437   $       133,923
   First Citizens BancShares, Inc. Class A......................................          10,558         1,862,642
   First Commonwealth Financial Corp............................................         803,005         4,448,648
   First Community Bancshares, Inc..............................................          54,880           700,269
   First Defiance Financial Corp................................................         187,252         2,898,661
 #*First Federal Bancshares of Arkansas, Inc....................................         104,524           575,927
  *First Federal of Northern Michigan Bancorp, Inc..............................          31,310            99,409
   First Financial Corp.........................................................         172,000         6,023,440
   First Financial Holdings, Inc................................................         117,658         1,142,459
  *First Financial Northwest, Inc...............................................         203,536         1,325,019
  *First Financial Service Corp.................................................           9,985            25,262
   First Interstate Bancsystem, Inc.............................................         309,970         4,265,187
  *First Investors Financial Services Group, Inc................................         118,400         1,118,288
   First M&F Corp...............................................................          66,831           217,201
 #*First Marblehead Corp. (The).................................................         184,191           232,081
   First Merchants Corp.........................................................         660,312         6,504,073
   First Midwest Bancorp, Inc...................................................         706,548         7,687,242
   First Niagara Financial Group, Inc...........................................         587,191         5,619,418
  #First Pactrust Bancorp, Inc..................................................          96,671         1,171,653
  *First Place Financial Corp...................................................         407,584           236,399
  *First Regional Bancorp.......................................................         304,399                91
 #*First United Corp............................................................          66,855           232,655
   First West Virginia Bancorp, Inc.............................................           8,509           132,868
   Firstbank Corp...............................................................          97,395           631,120
  *FirstCity Financial Corp.....................................................         221,261         1,790,001
   FirstMerit Corp..............................................................          11,918           186,993
  #Flagstone Reinsurance Holdings SA............................................         761,707         6,649,702
   Flushing Financial Corp......................................................         386,453         5,066,399
 #*FNB United Corp..............................................................           4,227            57,868
   Fox Chase Bancorp, Inc.......................................................          37,364           472,281
  #Fulton Financial Corp........................................................         597,073         5,546,808
   GAINSCO, Inc.................................................................             100               800
  #German American Bancorp, Inc.................................................           2,251            45,290
 #*Gleacher & Co., Inc..........................................................          15,573            26,007
  *Global Indemnity P.L.C.......................................................         235,670         4,734,610
  #Great Southern Bancorp, Inc..................................................             344             8,359
  *Greene Bancshares, Inc.......................................................         173,437           220,265
 #*Guaranty Bancorp.............................................................         606,993           904,420
  *Guaranty Federal Bancshares, Inc.............................................          31,641           236,675
  *Hallmark Financial Services, Inc.............................................         418,435         2,895,570
   Hampden Bancorp, Inc.........................................................           5,819            70,817
  #Hancock Holding Co...........................................................         100,658         3,341,846
  *Hanmi Financial Corp.........................................................           9,366            77,175
   Hanover Insurance Group, Inc. (The)..........................................         200,432         7,287,708
  #Harleysville Group, Inc......................................................         512,744        28,980,291
   Harleysville Savings Financial Corp..........................................          14,792           219,957
 #*Harris & Harris Group, Inc...................................................         275,175         1,216,273
   Hawthorn Bancshares, Inc.....................................................          23,779           155,039
  #Heartland Financial USA, Inc.................................................           3,138            51,777
 #*Heritage Commerce Corp.......................................................         247,772         1,228,949
  #Heritage Financial Corp......................................................          55,665           780,980
   Heritage Financial Group, Inc................................................           2,480            28,495
   HF Financial Corp............................................................         127,550         1,447,692
  *Hilltop Holdings, Inc........................................................       1,237,268        10,677,623
   Hingham Institution for Savings..............................................           1,857            95,635
  *HMN Financial, Inc...........................................................         102,799           231,298
  *Home Bancorp, Inc............................................................           2,901            46,300
  #Home Federal Bancorp, Inc....................................................         192,593         1,985,634
   Homeowners Choice, Inc.......................................................           6,078            58,349
   HopFed Bancorp, Inc..........................................................          67,823           529,019
   Horace Mann Educators Corp...................................................         875,304        13,689,755

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Horizon Bancorp..............................................................          11,026   $       198,468
 #*Horizon Financial Corp.......................................................          55,424               554
  *Howard Hughes Corp. (The)....................................................           3,140           162,715
  *ICG Group, Inc...............................................................         910,722         8,169,176
   Independence Holding Co......................................................         229,592         2,183,420
 #*Independent Bank Corp........................................................          64,970           110,449
   Indiana Community Bancorp....................................................          43,789           910,811
   Infinity Property & Casualty Corp............................................         478,528        27,888,612
  #International Bancshares Corp................................................         340,412         6,542,719
  *Internet Patents Corp........................................................          17,548           142,841
  *Intervest Bancshares Corp. Class A...........................................         161,708           468,953
  *Investment Technology Group, Inc.............................................         359,043         4,071,548
   Investors Title Co...........................................................          43,075         1,734,199
  *Jacksonville Bancorp, Inc....................................................          12,519            40,061
  *Jefferson Bancshares, Inc....................................................          30,073            82,701
   JMP Group, Inc...............................................................          28,335           209,112
   Kaiser Federal Financial Group, Inc..........................................           4,221            55,844
   Kemper Corp..................................................................       1,449,101        43,139,737
 #*Knight Capital Group, Inc. Class A...........................................         860,093        11,172,608
   Lake Shore Bancorp, Inc......................................................             200             1,930
  #Lakeland Bancorp, Inc........................................................         252,631         2,518,731
   Landmark Bancorp, Inc........................................................          22,420           414,546
  #LNB Bancorp, Inc.............................................................         215,712         1,167,002
  *Louisiana Bancorp, Inc.......................................................           1,005            15,929
  *LSB Financial Corp...........................................................          14,098           235,437
  *Macatawa Bank Corp...........................................................         154,264           405,714
  *Magyar Bancorp, Inc..........................................................          32,174            96,522
   Maiden Holdings, Ltd.........................................................         530,262         4,942,042
  #MainSource Financial Group, Inc..............................................         494,119         4,639,777
  *Malvern Federal Bancorp, Inc.................................................           1,607            12,253
   Marlin Business Services Corp................................................         346,297         4,955,510
  *Maui Land & Pineapple Co., Inc...............................................          12,148            49,442
   Mayflower Bancorp, Inc.......................................................          10,823            81,714
   MB Financial, Inc............................................................       1,281,092        23,251,820
 #*MBIA, Inc....................................................................       3,962,807        48,821,782
 #*MBT Financial Corp...........................................................         335,703           419,629
   MCG Capital Corp.............................................................       2,335,346        10,929,419
  #Meadowbrook Insurance Group, Inc.............................................       1,522,479        15,179,116
   Medallion Financial Corp.....................................................         511,665         5,674,365
 #*Mercantile Bank Corp.........................................................          94,948         1,083,357
   Meta Financial Group, Inc....................................................          48,847           877,292
  *Metro Bancorp, Inc...........................................................         398,134         4,355,586
  *MetroCorp Bancshares, Inc....................................................          95,674           678,329
 #*MGIC Investment Corp.........................................................       4,460,076        16,903,688
   MicroFinancial, Inc..........................................................         220,905         1,446,928
   Mid Penn Bancorp, Inc........................................................           3,315            26,785
   MidWestOne Financial Group, Inc..............................................          16,175           264,946
   Montpelier Re Holdings, Ltd..................................................       2,200,639        38,225,099
   MSB Financial Corp...........................................................           2,598            12,392
   MutualFirst Financial, Inc...................................................         140,766         1,266,894
  #National Penn Bancshares, Inc................................................       2,551,596        22,173,369
   National Security Group, Inc.................................................          11,290           112,787
   National Western Life Insurance Co. Class A..................................          64,792         9,359,852
   Naugatuck Valley Financial Corp..............................................           1,746            12,458
  *Navigators Group, Inc. (The).................................................         461,103        22,031,501
   Nelnet, Inc. Class A.........................................................         433,164        10,677,493
  *New Century Bancorp, Inc.....................................................          38,742            89,107
   New England Bancshares, Inc..................................................           4,369            43,756
   New Hampshire Thrift Bancshares, Inc.........................................          89,628         1,093,462
  *NewBridge Bancorp............................................................         252,589           997,727
  *Newport Bancorp, Inc.........................................................           1,433            18,170

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*NewStar Financial, Inc.......................................................         463,994   $     4,510,022
   North Central Bancshares, Inc................................................          39,100           722,959
  *North Valley Bancorp.........................................................           6,497            65,100
   Northeast Bancorp............................................................          11,369           144,671
   Northeast Community Bancorp, Inc.............................................           9,265            63,558
   Northrim Bancorp, Inc........................................................         137,999         2,772,400
   Northway Financial, Inc......................................................           7,009            67,462
  #Northwest Bancshares, Inc....................................................         547,594         6,746,358
   Ocean Shore Holding Co.......................................................          13,048           136,874
 #*Old Second Bancorp, Inc......................................................         317,787           387,700
  *OmniAmerican Bancorp, Inc....................................................          13,262           218,160
   OneBeacon Insurance Group, Ltd. Class A......................................         133,950         2,127,126
   Oppenheimer Holdings, Inc. Class A...........................................          39,988           697,391
   Oriental Financial Group, Inc................................................         255,187         2,919,339
   Oritani Financial Corp.......................................................          46,570           604,013
   Osage Bancshares, Inc........................................................             500             3,852
  *PAB Bankshares, Inc..........................................................          19,489                29
   Pacific Continental Corp.....................................................          14,649           129,790
  *Pacific Mercantile Bancorp...................................................         149,626           553,616
  *Pacific Premier Bancorp, Inc.................................................         119,406           902,709
  *Park Sterling Corp...........................................................         434,781         1,904,341
 #*Patriot National Bancorp.....................................................          77,524           143,419
   Peapack-Gladstone Financial Corp.............................................             315             3,607
 #*Penson Worldwide, Inc........................................................         324,473           470,486
   Peoples Bancorp..............................................................          14,576           240,868
   Peoples Bancorp of North Carolina............................................          27,868           171,946
  #Peoples Bancorp, Inc.........................................................         287,924         4,508,890
 #*PHH Corp.....................................................................       1,930,092        22,369,766
 #*Phoenix Cos., Inc. (The).....................................................       1,901,947         3,918,011
  *PICO Holdings, Inc...........................................................         131,042         2,892,097
   Pinnacle Bancshares, Inc.....................................................          17,681           184,236
 #*Pinnacle Financial Partners, Inc.............................................         650,819        10,959,792
  *Piper Jaffray Cos., Inc......................................................         341,899         7,607,253
   Platinum Underwriters Holdings, Ltd..........................................         383,922        13,149,328
   Porter Bancorp, Inc..........................................................           8,106            17,914
  *Preferred Bank...............................................................          33,431           284,498
  *Premier Financial Bancorp, Inc...............................................          79,483           457,027
   Presidential Life Corp.......................................................         795,277         8,867,339
 #*Princeton National Bancorp, Inc..............................................          18,151            26,319
   PrivateBancorp, Inc..........................................................         231,936         3,279,575
  #ProAssurance Corp............................................................         108,066         8,821,428
   Protective Life Corp.........................................................         386,718         9,671,817
  *Providence Community Bancshares, Inc.........................................           2,100               252
   Provident Financial Holdings, Inc............................................         184,498         1,736,126
  #Provident Financial Services, Inc............................................       2,291,026        31,707,800
   Provident New York Bancorp...................................................       1,096,219         9,054,769
  *PSB Holdings, Inc............................................................           1,179             5,447
  #Pulaski Financial Corp.......................................................         230,952         1,676,712
   QC Holdings, Inc.............................................................           1,979             6,570
   QCR Holdings, Inc............................................................           1,055             9,685
  #Radian Group, Inc............................................................       3,206,988         8,819,217
 .*Rainier Pacific Financial Group, Inc.........................................          85,914                --
  #Renasant Corp................................................................         488,503         7,708,577
   Republic Bancorp, Inc. Class A...............................................           4,113           104,511
  *Republic First Bancorp, Inc..................................................          77,655           135,896
   Resource America, Inc. Class A...............................................         295,207         1,644,303
  *Riverview Bancorp, Inc.......................................................         230,437           474,700
   Rockville Financial, Inc.....................................................           8,656            94,177
 #*Royal Bancshares of Pennsylvania, Inc. Class A...............................           8,282            10,849
  *Rurban Financial Corp........................................................          29,837            93,688
 #*Safeguard Scientifics, Inc...................................................         204,548         3,252,313

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Safety Insurance Group, Inc..................................................         385,666   $    16,163,262
   Salisbury Bancorp, Inc.......................................................           1,580            37,446
  #Sandy Spring Bancorp, Inc....................................................         306,151         5,590,317
  *Savannah Bancorp, Inc. (The).................................................          12,023            59,995
  #SeaBright Holdings, Inc......................................................         613,706         4,921,922
  *Seacoast Banking Corp. of Florida............................................         172,561           284,726
  *Security National Financial Corp. Class A....................................          10,475            16,550
   Selective Insurance Group, Inc...............................................       1,742,296        31,326,482
   Shore Bancshares, Inc........................................................           7,966            43,494
   SI Financial Group, Inc......................................................           3,819            39,641
  *Siebert Financial Corp.......................................................          50,758            76,391
   Sierra Bancorp...............................................................          10,573            96,531
  #Simmons First National Corp. Class A.........................................          49,418         1,361,466
   Somerset Hills Bancorp.......................................................           1,227             9,614
   South Street Financial Corp..................................................          11,002            55,010
  *Southcoast Financial Corp....................................................          93,426           140,139
  *Southern Community Financial Corp............................................         226,834           276,737
  *Southern Connecticut Bancorp, Inc............................................          33,844            65,319
  *Southern First Bancshares, Inc...............................................          53,367           392,247
   Southern Missouri Bancorp, Inc...............................................             384             8,726
  *Southern National Bancorp of Virginia, Inc...................................           4,539            28,369
 #*Southwest Bancorp, Inc.......................................................         324,307         2,707,963
   Southwest Georgia Financial Corp.............................................             850             7,650
  #StanCorp Financial Group, Inc................................................         100,267         3,876,322
   State Auto Financial Corp....................................................         813,831        10,189,164
  #StellarOne Corp..............................................................         440,373         5,407,780
  #Stewart Information Services Corp............................................         478,427         6,530,529
  *Stratus Properties, Inc......................................................         121,218         1,103,084
  *Suffolk Bancorp..............................................................           1,402            17,048
   Summit State Bank............................................................           5,147            29,081
  *Sun Bancorp, Inc.............................................................         562,957         1,643,834
  #Susquehanna Bancshares, Inc..................................................       3,664,193        33,490,724
  *Sussex Bancorp...............................................................          22,778           115,029
   SWS Group, Inc...............................................................           1,900            13,965
   Symetra Financial Corp.......................................................         184,633         1,702,316
 #*Taylor Capital Group, Inc....................................................         104,791         1,296,265
   Teche Holding Co.............................................................          12,805           459,699
   Territorial Bancorp, Inc.....................................................           1,524            31,516
   TF Financial Corp............................................................          73,202         1,657,659
  #Thomas Properties Group, Inc.................................................          39,432           126,577
  *TIB Financial Corp...........................................................           5,184            53,240
  *TierOne Corp.................................................................          71,235               142
  *Timberland Bancorp, Inc......................................................         186,434           745,736
   Tower Bancorp, Inc...........................................................             626            19,275
  *Tower Financial Corp.........................................................          33,292           341,909
  #Tower Group, Inc.............................................................         398,084         8,594,634
  #TowneBank....................................................................          70,831           934,969
  *Transcontinental Realty Investors, Inc.......................................             848             2,086
  *Tree.com, Inc................................................................         132,521           777,898
 .*Trenwick Group, Ltd..........................................................         199,776                --
 .*UCBH Holdings, Inc...........................................................       1,043,075             5,215
  #Umpqua Holdings Corp.........................................................       3,345,028        40,708,991
  *Unico American Corp..........................................................         145,800         1,678,887
   Union First Market Bankshares Corp...........................................         157,147         2,159,200
  *United Bancshares, Inc.......................................................           9,093            68,107
  #United Community Bancorp.....................................................             850             4,764
 #*United Community Banks, Inc..................................................         210,560         1,598,150
  *United Community Financial Corp..............................................         442,091           548,193
   United Financial Bancorp, Inc................................................         213,448         3,445,051
   United Fire & Casualty Co....................................................         862,595        16,932,740
 #*United Security Bancshares...................................................           8,045            19,388

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Unity Bancorp, Inc...........................................................          51,891   $       321,724
   Universal Insurance Holdings, Inc............................................           4,003            16,052
   Univest Corp. of Pennsylvania................................................           6,425            95,218
  *Virginia Commerce Bancorp, Inc...............................................         355,308         3,148,029
  *Virtus Investment Partners, Inc..............................................          14,994         1,190,074
  #VIST Financial Corp..........................................................          62,647           734,223
   VSB Bancorp, Inc.............................................................             633             6,441
   Washington Federal, Inc......................................................       1,054,574        16,620,086
  *Waterstone Financial, Inc....................................................          86,237           211,281
   Wayne Savings Bancshares, Inc................................................          21,613           174,957
   Webster Financial Corp.......................................................       1,879,422        39,843,746
  #WesBanco, Inc................................................................         684,184        13,656,313
  #West Bancorporation, Inc.....................................................          97,487           947,574
 #*Western Alliance Bancorp.....................................................          74,677           596,669
   Westfield Financial, Inc.....................................................         303,234         2,422,840
   White River Capital, Inc.....................................................           7,052           147,034
  #Wintrust Financial Corp......................................................       1,077,801        33,034,601
  *WSB Holdings, Inc............................................................          31,498            91,974
   WSFS Financial Corp..........................................................           8,448           328,712
   WVS Financial Corp...........................................................             805             7,008
  *Yadkin Valley Financial Corp.................................................          99,073           205,081
                                                                                                   ---------------
Total Financials................................................................                     1,532,654,351
                                                                                                   ---------------
Health Care -- (5.1%)
  *Acadia Pharmaceuticals, Inc..................................................          44,861            68,189
  *Addus HomeCare Corp..........................................................           6,667            24,301
  *Affymetrix, Inc..............................................................         627,996         3,020,661
  *Albany Molecular Research, Inc...............................................         902,005         2,760,135
  *Allied Healthcare Products, Inc..............................................         207,331           719,439
  *Alphatec Holdings, Inc.......................................................         166,651           293,306
  *AMAG Pharmaceuticals, Inc....................................................           4,094            67,223
 #*Amedisys, Inc................................................................         344,089         3,612,934
  *American Dental Partners, Inc................................................         415,067         7,873,821
  *American Shared Hospital Services............................................          87,469           240,540
 #*Amsurg Corp..................................................................         317,574         8,177,530
  *AngioDynamics, Inc...........................................................         717,462         9,298,308
  *Anika Therapeutics, Inc......................................................         207,695         1,910,794
 #*Ariad Pharmaceuticals, Inc...................................................         405,182         5,976,434
  *Arqule, Inc..................................................................           6,239            49,288
   Arrhythmia Research Technology, Inc..........................................           5,007            18,326
  #Assisted Living Concepts, Inc. Class A.......................................         214,456         3,362,670
  *Astex Pharmaceuticals, Inc...................................................          24,064            65,213
  *Bioanalytical Systems, Inc...................................................          32,200            42,182
  *BioClinica, Inc..............................................................          19,152           100,165
  *BioScrip, Inc................................................................           7,263            39,293
  *Cambrex Corp.................................................................         116,635           916,751
  *Capital Senior Living Corp...................................................         755,623         6,120,546
  *CardioNet, Inc...............................................................          88,269           278,047
  *Columbia Laboratories, Inc...................................................         393,022           330,531
 #*CONMED Corp..................................................................         841,329        24,735,073
   Cooper Cos., Inc. (The)......................................................         478,464        34,516,393
  *Cross Country Healthcare, Inc................................................         929,850         5,737,174
  *CryoLife, Inc................................................................          31,687           169,209
  *Cutera, Inc..................................................................         408,433         3,181,693
  *Cynosure, Inc. Class A.......................................................         154,644         2,154,191
   Daxor Corp...................................................................           7,719            73,176
  *Digirad Corp.................................................................         253,185           508,902
  *DUSA Pharmaceuticals, Inc....................................................         144,784           694,963
  *Emisphere Technologies, Inc..................................................         324,805            77,953
 #*Endologix, Inc...............................................................         268,511         3,485,273
 #*Enzo Biochem, Inc............................................................         505,374         1,288,704

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Exactech, Inc................................................................             196   $         3,242
 #*Exelixis, Inc................................................................          81,580           434,006
  *Five Star Quality Care, Inc..................................................         530,362         1,925,214
  *Furiex Pharmaceuticals, Inc..................................................           3,082            48,850
 #*Gentiva Health Services, Inc.................................................         523,821         3,802,940
  *Greatbatch, Inc..............................................................         544,886        12,761,230
  *Harvard Bioscience, Inc......................................................         168,761           685,170
  *Healthways, Inc..............................................................         143,406         1,084,149
 #*Incyte Corp..................................................................         243,839         4,315,950
  *IntegraMed America, Inc......................................................         122,124         1,105,222
  #Invacare Corp................................................................         711,332        12,149,551
  *Iridex Corp..................................................................          89,782           350,150
  *ISTA Pharmaceuticals, Inc....................................................         357,534         2,881,724
   Kewaunee Scientific Corp.....................................................          60,329           561,060
 #*Kindred Healthcare, Inc......................................................       1,398,163        17,155,460
 #*K-V Pharmaceutical Co. Class A...............................................         127,224           262,081
  *K-V Pharmaceutical Co. Class B...............................................             500             1,065
 #*Lannet Co., Inc..............................................................         271,790         1,380,693
   LeMaitre Vascular, Inc.......................................................          72,687           420,858
 #*LifePoint Hospitals, Inc.....................................................       1,859,579        74,736,480
 #*Maxygen, Inc.................................................................         701,698         3,922,492
  *MedAssets, Inc...............................................................          10,125           106,920
  *MedCath Corp.................................................................         622,045         4,509,826
  *Medical Action Industries, Inc...............................................          24,014           127,274
 #*MediciNova, Inc..............................................................          23,377            44,183
  *Misonix, Inc.................................................................         131,503           244,596
  *Molina Healthcare, Inc.......................................................         311,887         9,546,861
  *Myrexis, Inc.................................................................          75,025           213,071
  *Natus Medical, Inc...........................................................           5,368            60,712
  *NeuroMetrix, Inc.............................................................           5,570             7,575
 #*NPS Pharmaceuticals, Inc.....................................................          19,467           149,507
  *PDI, Inc.....................................................................         297,540         1,907,231
  *PharMerica Corp..............................................................         180,424         2,264,321
 #*PhotoMedex, Inc..............................................................          32,650           432,939
   Psychemedics Corp............................................................           3,272            31,804
  *RadNet, Inc..................................................................         294,796           739,938
  *Retractable Technologies, Inc................................................          39,828            64,521
  *RTI Biologics, Inc...........................................................         579,727         2,000,058
  *Skilled Healthcare Group, Inc. Class A.......................................         184,669         1,133,868
  *Solta Medical, Inc...........................................................          50,747           152,241
  *SRI/Surgical Express, Inc....................................................         154,461           622,478
  *Stereotaxis, Inc.............................................................          22,358            15,740
  *Strategic Diagnostics, Inc...................................................         255,652           472,956
 #*Sucampo Pharmaceuticals, Inc. Class A........................................         301,301         1,337,776
 #*Sun Healthcare Group, Inc....................................................         118,040           535,902
  *SunLink Health Systems, Inc..................................................          49,977            66,469
  *SurModics, Inc...............................................................          25,237           363,918
  *Symmetry Medical, Inc........................................................         367,427         2,759,377
 #*Synageva BioPharma Corp......................................................          52,906         1,879,750
  *Theragenics Corp.............................................................         560,030           940,850
  *Triple-S Management Corp. Class B............................................         527,201        11,245,197
 #*Universal American Corp......................................................       1,932,831        21,241,813
  *Viropharma, Inc..............................................................       1,980,889        59,010,683
 #*Wright Medical Group, Inc....................................................         156,302         2,649,319
                                                                                                   ---------------
Total Health Care...............................................................                       398,856,592
                                                                                                   ---------------
Industrials -- (16.7%)
  *A.T. Cross Co. Class A.......................................................         338,655         3,359,458
  #AAR Corp.....................................................................       1,115,033        23,627,549
  *ACCO Brands Corp.............................................................          42,397           450,256
   Aceto Corp...................................................................         584,340         4,289,056

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Aegion Corp..................................................................          17,023   $       290,583
 #*AeroCentury Corp.............................................................          31,474           303,724
  *Aerosonic Corp...............................................................          38,623           130,546
  *Air Transport Services Group, Inc............................................         567,860         3,412,839
   Aircastle, Ltd...............................................................       1,484,095        20,925,739
   Alamo Group, Inc.............................................................         298,499         8,686,321
  *Alaska Air Group, Inc........................................................          53,839         4,098,763
   Albany International Corp. Class A...........................................          12,000           288,240
   Alexander & Baldwin, Inc.....................................................       1,228,207        58,094,191
 .*Allied Defense Group, Inc....................................................         118,807           374,242
   Allied Motion Technologies, Inc..............................................          44,049           262,532
   Amerco, Inc..................................................................         359,989        34,818,136
  *American Railcar Industries, Inc.............................................         595,815        15,550,771
  *American Reprographics Co....................................................          71,037           426,932
  #Ampco-Pittsburgh Corp........................................................          33,339           715,122
  *AMREP Corp...................................................................           5,174            31,044
  #Apogee Enterprises, Inc......................................................         240,474         3,306,517
   Applied Industrial Technologies, Inc.........................................         246,880         9,524,630
  #Argan, Inc...................................................................           5,807            84,201
   Arkansas Best Corp...........................................................         672,255        12,181,261
  *Ascent Solar Technologies, Inc...............................................         120,839            89,421
  *Atlas Air Worldwide Holdings, Inc............................................         489,681        23,325,954
  *Avalon Holding Corp. Class A.................................................          47,604           171,850
 #*Avis Budget Group, Inc.......................................................       3,121,273        44,790,268
  *Baldwin Technology Co., Inc. Class A.........................................         380,412           342,371
  *Baltic Trading, Ltd..........................................................          33,466           141,561
   Barrett Business Services, Inc...............................................          86,082         1,657,078
  *BlueLinx Holdings, Inc.......................................................         621,300         1,112,127
  *BNS Holding, Inc. Class A....................................................           2,236           700,986
  *Breeze-Eastern Corp..........................................................          66,154           567,932
  #Briggs & Stratton Corp.......................................................       1,320,250        20,609,102
 #*Builders FirstSource, Inc....................................................         619,842         1,568,200
  *CAI International, Inc.......................................................          70,621         1,230,218
  *Casella Waste Systems, Inc. Class A..........................................          66,086           454,011
 #*CBIZ, Inc....................................................................          68,108           427,037
   CDI Corp.....................................................................         368,311         5,513,616
  #CECO Environmental Corp......................................................         128,524           825,124
  *Ceradyne, Inc................................................................         579,547        19,177,210
  *Champion Industries, Inc.....................................................         369,015           298,533
  *Chart Industries, Inc........................................................         166,333         9,274,728
   Chicago Rivet & Machine Co...................................................          28,248           522,588
  #Comfort Systems USA, Inc.....................................................          32,772           391,953
  *Commercial Vehicle Group, Inc................................................          45,828           573,308
   CompX International, Inc.....................................................          67,215         1,020,996
  *Consolidated Graphics, Inc...................................................         151,988         7,719,471
   Courier Corp.................................................................          31,278           386,909
   Covanta Holding Corp.........................................................         122,382         1,748,839
  *Covenant Transportation Group, Inc. Class A..................................         189,919           626,733
  *CPI Aerostructures, Inc......................................................           8,155           114,496
  *CRA International, Inc.......................................................          65,831         1,422,608
   Curtiss-Wright Corp..........................................................         444,828        16,618,774
  *Ducommun, Inc................................................................         301,596         4,358,062
  *Dycom Industries, Inc........................................................         702,422        15,010,758
 #*Eagle Bulk Shipping, Inc.....................................................       1,810,281         2,570,599
  #Eastern Co. (The)............................................................          69,890         1,408,283
   Ecology & Environment, Inc. Class A..........................................          35,051           597,970
  #Encore Wire Corp.............................................................         283,812         7,748,068
  *Energy Focus, Inc............................................................           6,390             1,284
 #*Energy Recovery, Inc.........................................................          20,720            51,178
  *EnergySolutions, Inc.........................................................         576,873         2,053,668
 #*EnerSys......................................................................         549,225        15,916,540

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Ennis, Inc...................................................................         741,123   $    12,258,174
   ESCO Technologies, Inc.......................................................          73,399         2,207,108
  *Esterline Technologies Corp..................................................       1,082,109        66,170,965
 #*Excel Maritime Carriers, Ltd.................................................         682,914         1,003,884
   Exelis, Inc..................................................................         101,747         1,016,453
  *Federal Signal Corp..........................................................         989,846         4,187,049
  *Flow International Corp......................................................          20,963            79,030
  *Franklin Covey Co............................................................         215,885         1,899,788
  *Frozen Food Express Industries...............................................         424,658           573,288
 #*FTI Consulting, Inc..........................................................          97,073         4,156,666
   G & K Services, Inc. Class A.................................................         628,745        20,660,561
   GATX Corp....................................................................       1,559,790        66,977,383
 #*Genco Shipping & Trading, Ltd................................................         938,134         6,566,938
  *Gencor Industries, Inc.......................................................          28,245           202,517
 #*General Cable Corp...........................................................         906,366        27,970,455
 #*GEO Group, Inc. (The)........................................................         610,098        10,725,523
 #*Gibraltar Industries, Inc....................................................         796,790        12,485,699
  *GP Strategies Corp...........................................................         162,581         2,389,941
  #Granite Construction, Inc....................................................         360,010         9,587,066
   Great Lakes Dredge & Dock Corp...............................................         954,737         6,110,317
  *Greenbrier Cos., Inc.........................................................         574,588        12,784,583
  #Griffon Corp.................................................................       1,358,562        13,544,863
  *H&E Equipment Services, Inc..................................................         583,270         9,909,757
   Hardinge, Inc................................................................         227,934         2,422,938
  *Hawaiian Holdings, Inc.......................................................         167,115         1,163,120
   Heidrick & Struggles International, Inc......................................           2,853            62,709
  *Hill International, Inc......................................................          42,749           254,357
 #*Hoku Corp....................................................................           2,117             1,440
  *Hudson Highland Group, Inc...................................................         396,483         2,121,184
 #*Huntington Ingalls Industries, Inc...........................................          55,521         2,092,031
  *Hurco Cos., Inc..............................................................         117,716         2,774,566
  *ICF International, Inc.......................................................          49,532         1,403,737
  *Innotrac Corp................................................................         111,236           135,152
  #Insteel Industries, Inc......................................................         200,510         2,566,528
  *Integrated Electrical Services, Inc..........................................             900             2,187
  *Intelligent Systems Corp.....................................................          27,446            41,992
  *Interline Brands, Inc........................................................         615,088        10,462,647
   International Shipholding Corp...............................................         220,292         5,011,643
   Intersections, Inc...........................................................         191,150         2,347,322
 #*JetBlue Airways Corp.........................................................       5,728,716        33,971,286
  *JPS Industries, Inc..........................................................          42,300           300,753
 #*Kadant, Inc..................................................................         409,129         9,925,470
  *KAR Auction Services, Inc....................................................         109,178         1,609,284
   Kelly Services, Inc. Class A.................................................         800,021        12,928,339
  *Key Technology, Inc..........................................................           8,954           111,477
   Kimball International, Inc. Class B..........................................         709,027         4,317,974
 #*Kratos Defense & Security Solutions, Inc.....................................           5,807            39,430
   L.B. Foster Co. Class A......................................................          22,181           662,103
   L.S. Starrett Co. Class A....................................................         183,253         2,659,001
   Lawson Products, Inc.........................................................         200,751         3,370,609
  *Layne Christensen Co.........................................................         476,099        11,059,780
 #*LMI Aerospace, Inc...........................................................          84,796         1,678,113
   LSI Industries, Inc..........................................................         165,277         1,175,119
  *Lydall, Inc..................................................................         417,771         3,935,403
  *Magnetek, Inc................................................................          34,502           475,093
  #Marten Transport, Ltd........................................................         514,569        11,243,333
   McGrath Rentcorp.............................................................          43,672         1,390,516
  *Meritor, Inc.................................................................          76,805           482,335
 #*Metalico, Inc................................................................         143,374           521,881
  *MFRI, Inc....................................................................         204,452         1,508,856
  *Michael Baker Corp...........................................................          19,886           487,008

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Miller Industries, Inc.......................................................         285,775   $     4,660,990
 #*Mobile Mini, Inc.............................................................       1,101,788        22,917,190
 #*Moog, Inc. Class A...........................................................          58,986         2,513,983
   Mueller Industries, Inc......................................................          19,351           855,508
 #*Mueller Water Products, Inc. Class A.........................................       3,156,638         8,649,188
   Multi-Color Corp.............................................................          18,173           416,343
   NACCO Industries, Inc. Class A...............................................         152,246        15,559,541
  *National Patent Development Corp.............................................         130,440           247,836
  *National Technical Systems, Inc..............................................         148,367           770,025
  *Navigant Consulting, Inc.....................................................         252,671         3,236,716
  *NN, Inc......................................................................         485,166         3,789,146
  *Northwest Pipe Co............................................................         238,921         5,449,788
 #*Ocean Power Technologies, Inc................................................          87,847           252,121
  *On Assignment, Inc...........................................................         377,300         4,229,533
  *Orion Energy Systems, Inc....................................................          49,262           154,683
  *Orion Marine Group, Inc......................................................           3,291            23,827
  *P.A.M. Transportation Services, Inc..........................................         148,342         1,587,259
  *Park-Ohio Holdings Corp......................................................         145,148         2,886,994
  *Patrick Industries, Inc......................................................         125,616           718,524
  *Patriot Transportation Holding, Inc..........................................           5,240           107,682
 #*PGT, Inc.....................................................................          89,647           120,127
  *Pike Electric Corp...........................................................         104,058           828,302
  *Pinnacle Airlines Corp.......................................................         119,120           167,959
 #*Plug Power, Inc..............................................................          49,009            95,077
 #*Polypore International, Inc..................................................         145,123         5,526,284
  *Powell Industries, Inc.......................................................          10,742           371,781
 #*PowerSecure International, Inc...............................................         284,425         1,800,410
   Preformed Line Products Co...................................................          44,489         2,874,879
   Providence & Worcester Railroad Co...........................................          82,024           962,552
  #Quad/Graphics, Inc...........................................................           2,948            34,639
  *Quality Distribution, Inc....................................................         182,486         2,240,928
  *RailAmerica, Inc.............................................................         343,888         5,137,687
  *RCM Technologies, Inc........................................................         215,529         1,172,478
 #*Republic Airways Holdings, Inc...............................................       1,486,503         8,190,632
   Robbins & Myers, Inc.........................................................          94,333         4,580,810
 #*Rush Enterprises, Inc. Class A...............................................         836,646        19,251,224
  *Rush Enterprises, Inc. Class B...............................................         332,305         6,347,025
  *Saia, Inc....................................................................         414,312         6,239,539
   Schawk, Inc..................................................................         113,480         1,525,171
  *School Specialty, Inc........................................................         540,760         1,741,247
  *Seaboard Corp................................................................          18,588        36,088,974
   Servotronics, Inc............................................................          12,810           115,290
   SIFCO Industries, Inc........................................................          68,315         1,500,881
  #SkyWest, Inc.................................................................       1,619,551        20,730,253
  *SL Industries, Inc...........................................................          28,931           519,311
  *Sparton Corp.................................................................         311,989         2,670,626
   Standex International Corp...................................................         269,503        10,804,375
  *Sterling Construction Co., Inc...............................................         158,870         1,908,029
   Superior Uniform Group, Inc..................................................         144,642         1,800,793
  *Supreme Industries, Inc. Class A.............................................         134,442           395,259
  *SYKES Enterprises, Inc.......................................................          17,729           310,789
  *Sypris Solutions, Inc........................................................         277,050         1,135,905
  *Tecumseh Products Co. Class A................................................         406,985         2,043,065
  *Tecumseh Products Co. Class B................................................          59,184           287,930
  #Titan International, Inc.....................................................         289,561         6,990,003
  *Transcat, Inc................................................................          58,439           684,321
  *TRC Cos., Inc................................................................         317,118         1,969,303
   Tredegar Corp................................................................       1,206,261        29,746,396
  #Trinity Industries, Inc......................................................       1,682,916        52,944,537
  #Triumph Group, Inc...........................................................         664,017        41,547,544
  *Tufco Technologies, Inc......................................................          35,571           115,606

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Tutor Perini Corp............................................................       1,034,219   $    15,709,787
  #Twin Disc, Inc...............................................................         113,775         3,519,061
   U.S. Home Systems, Inc.......................................................         104,749           952,168
  *Ultralife Corp...............................................................         135,783           566,215
  #UniFirst Corp................................................................         186,953        11,288,222
  #Universal Forest Products, Inc...............................................         607,326        19,294,747
  *Universal Power Group, Inc...................................................           4,455             7,529
  *Universal Security Instruments, Inc..........................................          34,941           203,007
  *USA Truck, Inc...............................................................         305,326         2,879,224
  *Versar, Inc..................................................................          44,403           134,541
   Viad Corp....................................................................         442,513         8,952,038
   Virco Manufacturing Corp.....................................................          37,692            67,092
  *Volt Information Sciences, Inc...............................................         536,504         3,803,813
   VSE Corp.....................................................................           2,785            72,995
  #Watts Water Technologies, Inc. Class A.......................................         817,530        31,515,782
 #*WCA Waste Corp...............................................................         494,040         3,201,379
  *Willdan Group, Inc...........................................................          38,365           145,787
  *Willis Lease Finance Corp....................................................         293,005         3,979,008
                                                                                                   ---------------
Total Industrials...............................................................                     1,317,395,002
                                                                                                   ---------------
Information Technology -- (11.8%)
  #Acorn Energy, Inc............................................................         146,985           950,993
  *ADDvantage Technologies Group, Inc...........................................           4,523             9,996
  *Advanced Energy Industries, Inc..............................................          32,453           345,300
  *Advanced Photonix, Inc. Class A..............................................           9,310             6,524
  *Aehr Test Systems............................................................          54,035            40,526
  *Aetrium, Inc.................................................................         157,168           147,738
  *Agilysys, Inc................................................................         552,738         4,499,287
  *Alpha & Omega Semiconductor, Ltd.............................................          19,797           183,716
 #*Amkor Technology, Inc........................................................             665             3,810
  *Anadigics, Inc...............................................................         253,591           697,375
  *Analysts International Corp..................................................          20,689           138,616
  *Anaren, Inc..................................................................         258,599         4,504,795
 #*AOL, Inc.....................................................................         223,984         3,630,781
 #*Arris Group, Inc.............................................................       2,083,457        24,334,778
 #*AsiaInfo-Linkage, Inc........................................................          66,398           778,849
  *Aspen Technology, Inc........................................................          74,975         1,350,300
  *Astea International, Inc.....................................................             600             2,820
   Astro-Med, Inc...............................................................         116,564           932,512
  *ATMI, Inc....................................................................         174,062         4,069,570
  *ATS Corp.....................................................................             639             2,019
  *Autobytel, Inc...............................................................         279,129           259,590
  *Aviat Networks, Inc..........................................................       1,006,297         2,233,979
 #*Avid Technology, Inc.........................................................         932,346         9,034,433
  *Aware, Inc...................................................................         661,315         2,116,208
  *Axcelis Technologies, Inc....................................................         388,132           698,638
  *AXT, Inc.....................................................................         174,628           894,095
  #Bel Fuse, Inc. Class A.......................................................          14,272           303,565
   Bel Fuse, Inc. Class B.......................................................         141,295         2,861,224
  *Benchmark Electronics, Inc...................................................       2,338,129        40,215,819
   Black Box Corp...............................................................         502,193        15,527,808
  *Blonder Tongue Laboratories, Inc.............................................          19,745            27,446
   Bogen Communications International, Inc......................................          43,800           166,440
 #*BroadVision, Inc.............................................................           6,452           154,203
   Brooks Automation, Inc.......................................................       2,071,302        22,204,357
  *BSQUARE Corp.................................................................          74,978           297,663
  *BTU International, Inc.......................................................          17,638            55,560
 #*CACI International, Inc. Class A.............................................         641,401        37,643,825
  *CalAmp Corp..................................................................         213,641           974,203
 #*Cascade Microtech, Inc.......................................................         334,986         1,149,002
  *Checkpoint Systems, Inc......................................................         292,107         3,072,966

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Chyron International Corp....................................................          51,176   $        75,229
 #*CIBER, Inc...................................................................       1,958,684         8,520,275
  *Cinedigm Digital Cinema Corp. Class A........................................         212,189           331,015
  *Clearfield, Inc..............................................................          64,612           359,889
 #*Cogo Group, Inc..............................................................          19,892            42,967
  *Coherent, Inc................................................................         742,862        41,511,129
   Cohu, Inc....................................................................         708,999         9,309,157
 .*Commerce One LLC.............................................................          55,600                --
  #Communications Systems, Inc..................................................         152,712         2,273,882
  *Computer Task Group, Inc.....................................................         143,260         2,067,242
   Comtech Telecommunications Corp..............................................         535,741        16,532,967
  *Concurrent Computer Corp.....................................................         137,792           531,877
  *Convergys Corp...............................................................       3,221,959        42,884,274
  *CoreLogic, Inc...............................................................          76,038         1,079,740
  *CSP, Inc.....................................................................         125,308           473,038
  *CSR P.L.C. ADR...............................................................         109,173         1,567,724
  #CTS Corp.....................................................................       1,225,517        12,328,701
  *CyberOptics Corp.............................................................         237,710         2,072,831
  *Data I/O Corp................................................................          74,290           306,075
  *Datalink Corp................................................................          54,087           498,141
  *Dataram Corp.................................................................          38,511            31,194
   DDi Corp.....................................................................         228,635         2,220,046
 #*Digi International, Inc......................................................         715,704         8,080,298
 #*Digimarc Corp................................................................          41,927         1,108,131
  *Ditech Networks, Inc.........................................................         671,858           544,205
 #*Document Security Systems, Inc...............................................          17,703            64,439
  *Dot Hill Systems Corp........................................................         390,677           589,922
 #*DSP Group, Inc...............................................................         521,377         2,987,490
  *Dynamics Research Corp.......................................................          42,621           479,912
   Earthlink, Inc...............................................................       2,282,359        16,455,808
  *Easylink Services International Corp. Class A................................           4,094            18,095
  *EchoStar Corp. Class A.......................................................         112,907         2,961,551
  *EDGAR Online, Inc............................................................          88,196            48,067
  *Edgewater Technology, Inc....................................................         298,591         1,027,153
   Electro Rent Corp............................................................         550,443         9,407,071
 #*Electro Scientific Industries, Inc...........................................         920,529        13,973,630
  *Electronics for Imaging, Inc.................................................       1,077,582        18,491,307
  *EMCORE Corp..................................................................          92,440           109,079
  *Emulex Corp..................................................................          67,457           704,251
  *Entorian Technologies, Inc...................................................          34,332            61,626
   EPIQ Systems, Inc............................................................         173,407         2,113,831
  *ePlus, Inc...................................................................         275,730         7,863,820
  *Exar Corp....................................................................       1,073,717         7,172,430
  *Extreme Networks.............................................................          49,703           161,038
  *Fairchild Semiconductor International, Inc...................................       2,868,566        40,102,553
  *FormFactor, Inc..............................................................         317,363         1,634,419
  *Frequency Electronics, Inc...................................................         218,323         1,857,929
  *FSI International, Inc.......................................................         312,526         1,328,235
  *Giga-tronics, Inc............................................................          11,000            14,520
  *GigOptix, Inc................................................................          36,591            61,839
  *Global Cash Access Holdings, Inc.............................................         131,815           698,619
 #*Globecomm Systems, Inc.......................................................         302,277         4,313,493
  *GTSI Corp....................................................................         237,769         1,005,763
  *Hackett Group, Inc. (The)....................................................         172,552           668,639
 #*Harmonic, Inc................................................................          14,167            83,160
  *Hauppauge Digital, Inc.......................................................          90,517            89,612
 #*Hutchinson Technology, Inc...................................................         661,764         1,224,263
  *I.D. Systems, Inc............................................................         160,077           824,397
  *Identive Group, Inc..........................................................         378,413           862,782
  *iGo, Inc.....................................................................         368,355           294,684
  *Ikanos Communications, Inc...................................................         130,706           115,021

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Imation Corp.................................................................       1,421,074   $     8,426,969
  *InfoSpace, Inc...............................................................         881,310        10,848,926
  *Insight Enterprises, Inc.....................................................         953,426        17,600,244
  *Integrated Device Technology, Inc............................................         999,099         6,334,288
  *Integrated Silicon Solution, Inc.............................................         253,583         2,477,506
  *Intellicheck Mobilisa, Inc...................................................          60,635            51,176
 #*Intermec, Inc................................................................          23,992           202,492
  *Internap Network Services Corp...............................................         745,416         5,001,741
  *International Rectifier Corp.................................................         486,275        11,087,070
  *Interphase Corp..............................................................          84,364           434,475
  *Intevac, Inc.................................................................         129,487         1,078,627
  *IntriCon Corp................................................................          44,161           309,127
  *Inuvo, Inc...................................................................           1,500             1,635
  *iPass, Inc...................................................................         221,031           338,177
  *Iteris, Inc..................................................................         108,667           167,347
  *IXYS Corp....................................................................          50,947           698,993
  *Kemet Corp...................................................................          16,499           151,626
  *Kenexa Corp..................................................................         130,492         3,134,418
  *Key Tronic Corp..............................................................         348,408         2,156,646
  #Keynote Systems, Inc.........................................................         408,542         7,995,167
 #*Lattice Semiconductor Corp...................................................         707,869         4,813,509
  *LeCroy Corp..................................................................          42,010           437,324
  *LGL Group, Inc. (The)........................................................           6,752            54,354
  *Lionbridge Technologies, Inc.................................................         236,160           649,440
  *LoJack Corp..................................................................         156,777           509,525
  *LookSmart, Ltd...............................................................         544,441           745,884
  *Loral Space & Communications, Inc............................................          90,997         6,275,153
  *Magma Design Automation, Inc.................................................         217,275         1,555,689
  *Management Network Group, Inc................................................           6,004            12,188
  #ManTech International Corp. Class A..........................................          44,776         1,573,876
  #Marchex, Inc. Class B........................................................         255,488         1,154,806
  *Market Leader, Inc...........................................................          25,872            68,820
  *Mastech Holdings, Inc........................................................          47,872           212,552
  *Mattson Technology, Inc......................................................         172,230           390,962
  *Measurement Specialties, Inc.................................................          70,801         2,301,032
 #*MEMSIC, Inc..................................................................          51,400           167,564
  #Methode Electronics, Inc.....................................................         846,234         8,403,104
   MKS Instruments, Inc.........................................................       1,605,100        48,393,765
  *MModal, Inc..................................................................           1,038            10,857
  *ModusLink Global Solutions, Inc..............................................         838,727         4,797,518
  *MoSys, Inc...................................................................         167,788           701,354
  *Multi-Fineline Electronix, Inc...............................................           2,053            51,038
  *NAPCO Security Technologies, Inc.............................................          45,249           131,222
  *Network Equipment Technologies, Inc..........................................          43,682            55,913
  *Newport Corp.................................................................       1,133,633        20,938,202
  *Novatel Wireless, Inc........................................................         162,923           467,589
  *NumereX Corp. Class A........................................................          90,314           773,088
  *Official Payments Holdings, Inc..............................................         339,826         1,474,845
  *Omtool, Ltd..................................................................          26,864            94,024
  *Online Resources Corp........................................................         758,601         2,040,637
  *Oplink Communications, Inc...................................................         110,273         2,065,413
  *Opnext, Inc..................................................................         962,639         1,058,903
  *OPTi, Inc....................................................................         164,800           268,624
   Optical Cable Corp...........................................................         169,268           599,209
  *ORBCOMM, Inc.................................................................       1,012,927         3,494,598
  *PAR Technology Corp..........................................................         141,003           657,074
   PC Connection, Inc...........................................................         869,589        10,435,068
  *PC Mall, Inc.................................................................         201,031         1,258,454
   PC-Tel, Inc..................................................................         613,025         4,560,906
  *PDF Solutions, Inc...........................................................         267,568         1,709,760
  *Perceptron, Inc..............................................................         191,286           981,297

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Performance Technologies, Inc................................................         289,576   $       521,237
 #*Pericom Semiconductor Corp...................................................         507,728         4,061,824
  *Pervasive Software, Inc......................................................         423,799         2,441,082
 #*Photronics, Inc..............................................................       1,539,374        10,560,106
  *Planar Systems, Inc..........................................................         427,186         1,008,159
  *Presstek, Inc................................................................         230,157           149,602
  *Qualstar Corp................................................................         379,283           726,327
  *QuickLogic Corp..............................................................          11,157            32,021
  *RadiSys Corp.................................................................         165,710           999,231
  *Rainmaker Systems, Inc.......................................................         205,458           170,530
   RealNetworks, Inc............................................................         614,327         6,272,279
  *Reis, Inc....................................................................         332,636         3,459,414
  *Relm Wireless Corp...........................................................         132,563           172,332
   RF Industries, Ltd...........................................................          62,974           239,301
   Richardson Electronics, Ltd..................................................         439,864         5,326,753
   Rimage Corp..................................................................          32,066           398,901
  *Rudolph Technologies, Inc....................................................          97,690           999,369
  *S1 Corp......................................................................           4,241            41,392
  *Saba Software, Inc...........................................................          32,599           324,034
  *Sanmina-SCI Corp.............................................................          57,331           629,494
  *SeaChange International, Inc.................................................         523,069         3,755,635
  *Selectica, Inc...............................................................           3,912            14,514
  *Sevcon, Inc..................................................................           2,400            14,400
  *Sigma Designs, Inc...........................................................         457,478         2,758,592
  *Sigmatron International, Inc.................................................          16,500            60,885
 #*Silicon Graphics International Corp..........................................         489,199         6,672,674
  *Silicon Image, Inc...........................................................         208,938         1,015,439
  *Soapstone Networks, Inc......................................................         352,815             1,411
 #*Soundbite Communications, Inc................................................           7,386            20,607
  *Standard Microsystems Corp...................................................          52,591         1,354,744
  *StarTek, Inc.................................................................         232,684           725,974
  *Steel Excel, Inc.............................................................         421,498        11,064,322
 #*SunPower Corp................................................................         198,076         1,356,821
  *Supertex, Inc................................................................           1,248            23,063
 #*Support.com, Inc.............................................................         843,132         2,175,281
  *Sycamore Networks, Inc.......................................................         753,185        14,626,853
  *Symmetricom, Inc.............................................................         323,322         2,017,529
 #*SYNNEX Corp..................................................................       1,038,709        37,580,492
  *Tech Data Corp...............................................................         414,171        21,503,758
  *TechTarget, Inc..............................................................         382,001         2,654,907
  *TeleCommunication Systems, Inc. Class A......................................         840,028         1,965,666
  #Tellabs, Inc.................................................................       1,405,043         5,339,163
   Telular Corp.................................................................         368,394         3,079,774
   Tessco Technologies, Inc.....................................................          87,510         1,559,428
  *Tessera Technologies, Inc....................................................         330,207         6,538,099
   TheStreet, Inc...............................................................         448,913           857,424
 #*THQ, Inc.....................................................................         279,837           187,463
  *TII Network Technologies, Inc................................................          92,005           153,648
  *Trio-Tech International......................................................          39,533            93,298
  *TriQuint Semiconductor, Inc..................................................         302,413         1,811,454
  *TSR, Inc.....................................................................           1,145             4,763
  *TTM Technologies, Inc........................................................         220,306         2,703,155
 #*Ultra Clean Holdings, Inc....................................................         146,915         1,079,825
   United Online, Inc...........................................................       1,073,913         6,099,826
  *UTStarcom Holdings Corp......................................................         811,185         1,046,429
  *Vicon Industries, Inc........................................................         102,175           348,417
  *Video Display Corp...........................................................           2,900            17,719
  *Vishay Intertechnology, Inc..................................................       2,938,669        36,086,855
 #*Vishay Precision Group, Inc..................................................         234,488         3,695,531
 #*Web.com Group, Inc...........................................................          63,090           807,552
  *Westell Technologies, Inc. Class A...........................................          47,612           104,746

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Winland Electronics, Inc.....................................................           1,300   $           868
  *Wireless Ronin Technologies, Inc.............................................          85,127            81,722
  *Wireless Telecom Group, Inc..................................................         129,294           161,618
  *WPCS International, Inc......................................................          37,280            63,003
 #*X-Rite, Inc..................................................................         358,968         1,629,715
  *Xyratex, Ltd.................................................................          13,012           206,631
  *Zygo Corp....................................................................         464,363         8,214,581
                                                                                                   ---------------
Total Information Technology....................................................                       927,853,256
                                                                                                   ---------------
Materials -- (6.6%)
  #A. Schulman, Inc.............................................................         621,967        15,238,191
  *A.M. Castle & Co.............................................................         610,292         6,328,728
  *American Pacific Corp........................................................         147,801         1,172,062
  #American Vanguard Corp.......................................................          12,332           185,350
  #Boise, Inc...................................................................       3,065,934        23,423,736
  #Buckeye Technologies, Inc....................................................         847,780        28,426,063
 #*Century Aluminum Co..........................................................       2,371,080        23,781,932
  *Chemtura Corp................................................................          48,755           685,008
  *Coeur d'Alene Mines Corp.....................................................       1,685,793        46,629,034
   Commercial Metals Co.........................................................         637,923         9,147,816
  *Continental Materials Corp...................................................          12,617           151,152
  *Core Molding Technologies, Inc...............................................         100,454           853,859
   Cytec Industries, Inc........................................................             190             9,473
  *Ferro Corp...................................................................          62,067           419,573
  *Flotek Industries, Inc.......................................................           7,716            90,586
   Friedman Industries, Inc.....................................................         171,964         1,800,463
  *Georgia Gulf Corp............................................................         722,834        25,335,332
  *Graphic Packaging Holding Co.................................................       6,158,412        30,853,644
   Haynes International, Inc....................................................         105,490         6,409,572
  *Headwaters, Inc..............................................................       1,445,655         3,830,986
  *Horsehead Holding Corp.......................................................         154,677         1,682,886
  #Kaiser Aluminum Corp.........................................................         600,335        29,644,542
  *KapStone Paper & Packaging Corp..............................................          89,773         1,567,437
  *Landec Corp..................................................................         668,202         4,029,258
 #*Louisiana-Pacific Corp.......................................................       3,865,636        32,935,219
  *Material Sciences Corp.......................................................         216,679         1,716,098
  *Mercer International, Inc....................................................         388,189         3,175,386
 #*Mines Management, Inc........................................................         126,029           273,483
  *Mod-Pac Corp.................................................................          55,523           356,458
  #Myers Industries, Inc........................................................         645,460         8,591,073
  *Nanophase Technologies Corp..................................................          71,877            40,970
  #NL Industries, Inc...........................................................         165,461         2,286,671
  *Northern Technologies International Corp.....................................           3,539            49,794
  #Olympic Steel, Inc...........................................................         253,209         6,530,260
 #*OM Group, Inc................................................................       1,023,394        27,764,679
  #P.H. Glatfelter Co...........................................................       1,198,499        17,713,815
  *Penford Corp.................................................................         265,020         1,497,363
   PolyOne Corp.................................................................       1,367,022        19,712,457
 #*RTI International Metals, Inc................................................         901,615        22,693,650
  #Schnitzer Steel Industries, Inc. Class A.....................................         297,878        12,996,417
  *Spartech Corp................................................................         763,122         4,097,965
   Synalloy Corp................................................................          34,289           368,950
  #Texas Industries, Inc........................................................         291,629         9,116,323
 #*U.S. Energy Corp.............................................................          10,322            35,095
  *Universal Stainless & Alloy Products, Inc....................................         113,664         4,515,871
   Vulcan International Corp....................................................          11,100           377,400
   Wausau Paper Corp............................................................         570,540         4,929,466
  *Webco Industries, Inc........................................................           9,290         1,092,040
  #Westlake Chemical Corp.......................................................       1,224,090        71,548,060
 #*Zoltek Cos., Inc.............................................................         791,460         6,877,787
                                                                                                   ---------------
Total Materials.................................................................                       522,989,433
                                                                                                   ---------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.......................................         261,955   $            --
   .Avigen, Inc. Escrow Shares..................................................         268,555                --
 .*Big 4 Ranch, Inc.............................................................          73,300                --
 .*Concord Camera Corp. Escrow Shares...........................................          95,952                --
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................         667,320                --
   .#*Gerber Scientific, Inc. Escrow Shares.....................................         525,910                --
 .*MAIR Holdings, Inc. Escrow Shares............................................         593,484                --
 .*Petrocorp, Inc. Escrow Shares................................................         102,600             6,156
 .*Price Communications Liquidation Trust.......................................       1,498,306                --
 .*Voyager Learning Co. Escrow Shares...........................................         103,000                --
                                                                                                   ---------------
Total Other.....................................................................                             6,156
                                                                                                   ---------------
Telecommunication Services -- (0.3%)
 #*Cincinnati Bell, Inc.........................................................         851,428         2,937,427
  *General Communications, Inc. Class A.........................................         105,167         1,094,788
   IDT Corp. Class B............................................................          30,535           268,708
 #*Iridium Communications, Inc..................................................         880,933         7,038,655
 #*Leap Wireless International, Inc.............................................         758,144         6,489,713
  *Premiere Global Services, Inc................................................          37,649           331,311
  *Primus Telecommunications Group, Inc.........................................          78,790           999,845
   SureWest Communications......................................................         354,956         5,139,763
                                                                                                   ---------------
Total Telecommunication Services................................................                        24,300,210
                                                                                                   ---------------
Utilities -- (0.1%)
   Consolidated Water Co., Ltd..................................................          60,435           470,789
  *Dynegy, Inc..................................................................       1,258,027         2,339,930
   Genie Energy, Ltd. Class B...................................................          40,515           423,787
  *GenOn Energy, Inc............................................................       1,198,055         2,551,857
  #Ormat Technologies, Inc......................................................          78,138         1,269,742
  #SJW Corp.....................................................................          16,899           400,337
  *Synthesis Energy Systems, Inc................................................           1,263             1,946
                                                                                                   ---------------
Total Utilities.................................................................                         7,458,388
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     6,826,222,028
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights...................................          45,703                --
 .*CSF Holding, Inc. Litigation Rights..........................................          40,500                --
 .*PhotoMedex, Inc. Contingent Value Warrants...................................          10,106                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................          38,816             7,078
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17................................          24,689                --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17................................          24,689                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                             7,078
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      44,697,873        44,697,873
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@DFA Short Term Investment Fund..............................................     991,526,192       991,526,192
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
   $2,632,143 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
   $2,643,733) to be repurchased at $2,580,545..................................   $       2,581         2,580,531
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       994,106,723
                                                                                                   ---------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

TOTAL INVESTMENTS -- 100.0%
   (Cost $7,206,324,359)^^......................................................                   $ 7,865,033,702
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                      --------------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                      --------------------------------------------------------
                                          LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                      --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary..........   $1,215,508,452             --      --     $1,215,508,452
   Consumer Staples................      267,468,031             --      --        267,468,031
   Energy..........................      611,732,157             --      --        611,732,157
   Financials......................    1,532,649,136   $      5,215      --      1,532,654,351
   Health Care.....................      398,856,592             --      --        398,856,592
   Industrials.....................    1,317,020,760        374,242      --      1,317,395,002
   Information Technology..........      927,853,256             --      --        927,853,256
   Materials.......................      522,989,433             --      --        522,989,433
   Other...........................               --          6,156      --              6,156
   Telecommunication Services......       24,300,210             --      --         24,300,210
   Utilities.......................        7,458,388             --      --          7,458,388
Rights/Warrants....................               --          7,078      --              7,078
Temporary Cash Investments.........       44,697,873             --      --         44,697,873
Securities Lending Collateral......               --    994,106,723      --        994,106,723
                                      --------------   ------------     ---     --------------
TOTAL..............................   $6,870,534,288   $994,499,414      --     $7,865,033,702
                                      ==============   ============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                       U.S. CORE EQUITY 1 PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             JANUARY 31, 2012
                                (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (86.4%)
   Consumer Discretionary -- (11.7%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          20,439   $        58,864
  #A.H. Belo Corp. Class A......................................................          10,480            62,251
  #Aaron's, Inc.................................................................          56,132         1,493,673
   Abercrombie & Fitch Co.......................................................          26,120         1,199,953
   Acme United Corp.............................................................           1,000            10,000
   Advance Auto Parts, Inc......................................................          19,100         1,463,824
 #*Aeropostale, Inc.............................................................          47,461           776,937
  *AFC Enterprises, Inc.........................................................           9,824           165,534
  *Amazon.com, Inc..............................................................          65,218        12,680,988
   Ambassadors Group, Inc.......................................................           7,885            35,561
  *AMC Networks, Inc. Class A...................................................          26,468         1,131,772
   Amcon Distributing Co........................................................             247            16,428
  *American Apparel, Inc........................................................             769               576
  *American Axle & Manufacturing Holdings, Inc..................................          36,084           435,173
  *American Biltrite, Inc.......................................................           1,746             7,333
  #American Eagle Outfitters, Inc...............................................         128,014         1,803,717
  #American Greetings Corp. Class A.............................................           9,000           129,330
 #*American Public Education, Inc...............................................           5,796           232,999
  *America's Car-Mart, Inc......................................................           6,510           246,989
 #*Amerigon, Inc................................................................          12,178           186,932
   Ameristar Casinos, Inc.......................................................          28,128           550,184
  *ANN, Inc.....................................................................          30,800           747,208
 #*Apollo Group, Inc. Class A...................................................          28,534         1,495,467
   Arbitron, Inc................................................................           9,206           328,746
 #*Archipelago Learning, Inc....................................................          10,480           108,887
  *Arctic Cat, Inc..............................................................           8,161           243,524
   Ark Restaurants Corp.........................................................           2,390            34,655
 #*Asbury Automotive Group, Inc.................................................          20,277           464,546
  *Ascena Retail Group, Inc.....................................................          52,469         1,855,829
  *Ascent Capital Group, Inc. Class A...........................................           9,487           449,589
  *ATC Venture Group, Inc.......................................................             200                46
  #Autoliv, Inc.................................................................          48,003         3,028,509
 #*AutoNation, Inc..............................................................          60,473         2,162,514
  *AutoZone, Inc................................................................           8,152         2,835,918
  *Ballantyne Strong, Inc.......................................................           5,765            24,444
 #*Bally Technologies, Inc......................................................          27,844         1,175,574
 #*Barnes & Noble, Inc..........................................................          42,825           516,898
   Bassett Furniture Industries, Inc............................................           6,626            53,207
  *Beasley Broadcast Group, Inc. Class A........................................           3,374            11,640
 #*Beazer Homes USA, Inc........................................................          45,099           137,552
   bebe stores, Inc.............................................................          56,843           497,945
  *Bed Bath & Beyond, Inc.......................................................          60,100         3,648,070
   Belo Corp. Class A...........................................................          64,686           480,617
 #*Benihana, Inc................................................................          11,119           121,531
  #Best Buy Co., Inc............................................................         199,785         4,784,851
   Big 5 Sporting Goods Corp....................................................          14,168           112,494
  *Big Lots, Inc................................................................          40,031         1,580,824
  *Biglari Holdings, Inc........................................................             985           390,001
 #*BJ's Restaurants, Inc........................................................          16,300           815,489
 #*Blue Nile, Inc...............................................................           4,235           170,882
  *Bluegreen Corp...............................................................          17,859            46,433
   Blyth, Inc...................................................................           5,168           325,326
  #Bob Evans Farms, Inc.........................................................          21,577           762,315
 #*Body Central Corp............................................................           1,500            40,320
  #Bon-Ton Stores, Inc. (The)...................................................           8,220            33,373
  #Books-A-Million, Inc.........................................................           7,498            18,220
 #*BorgWarner, Inc..............................................................          31,100         2,320,993
   Bowl America, Inc. Class A...................................................           1,576            20,488

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Boyd Gaming Corp.............................................................          47,548   $       416,996
  *Bravo Brio Restaurant Group, Inc.............................................              59             1,136
 #*Bridgepoint Education, Inc...................................................          30,417           747,954
  #Brinker International, Inc...................................................          46,426         1,200,112
  #Brown Shoe Co., Inc..........................................................          29,989           283,396
  #Brunswick Corp...............................................................          34,693           740,349
  #Buckle, Inc..................................................................          22,683           989,659
 #*Buffalo Wild Wings, Inc......................................................          10,855           722,509
  *Build-A-Bear-Workshop, Inc...................................................          12,106            98,906
 #*Cabela's, Inc................................................................          51,082         1,332,219
   Cablevision Systems Corp.....................................................          61,308           892,031
  *Cache, Inc...................................................................           7,266            47,302
  #Callaway Golf Co.............................................................          47,260           316,642
  *Cambium Learning Group, Inc..................................................          45,231           145,644
  *Canterbury Park Holding Corp.................................................           2,402            29,088
 #*Capella Education Co.........................................................           4,180           176,939
  *Career Education Corp........................................................          48,935           494,733
  *Caribou Coffee Co., Inc......................................................          12,202           206,946
  *CarMax, Inc..................................................................          73,258         2,229,241
  *Carmike Cinemas, Inc.........................................................           4,039            28,758
   Carnival Corp................................................................         119,407         3,606,091
   Carriage Services, Inc.......................................................          10,280            58,904
  *Carrols Restaurant Group, Inc................................................          12,827           145,073
 #*Carter's, Inc................................................................          35,505         1,488,370
  *Casual Male Retail Group, Inc................................................          33,647           106,325
   Cato Corp. Class A...........................................................          15,521           416,118
 #*Cavco Industries, Inc........................................................           4,698           213,853
   CBS Corp. Class A............................................................           9,684           283,257
   CBS Corp. Class B............................................................         181,835         5,178,661
   CEC Entertainment, Inc.......................................................          11,085           389,859
 #*Central European Media Enterprises, Ltd. Class A.............................          30,286           211,699
 #*Charles & Colvard, Ltd.......................................................           8,890            27,292
 #*Charming Shoppes, Inc........................................................          85,672           424,933
  *Charter Communications, Inc. Class A.........................................          19,359         1,115,853
 #*Cheesecake Factory, Inc......................................................          32,910           973,478
  #Cherokee, Inc................................................................           2,252            24,254
   Chico's FAS, Inc.............................................................         116,076         1,327,909
 #*Children's Place Retail Stores, Inc. (The)...................................          16,901           843,191
 #*Chipotle Mexican Grill, Inc..................................................          10,500         3,856,545
  #Choice Hotels International, Inc.............................................          34,044         1,237,159
   Christopher & Banks Corp.....................................................          21,300            44,091
  *Chromcraft Revington, Inc....................................................           2,232             2,835
   Churchill Downs, Inc.........................................................          12,631           706,704
   Cinemark Holdings, Inc.......................................................          72,640         1,432,461
  *Citi Trends, Inc.............................................................           9,024            81,396
 #*Clear Channel Outdoor Holdings, Inc. Class A.................................          22,601           273,472
   Coach, Inc...................................................................          52,257         3,660,603
  *Coast Distribution System, Inc. (The)........................................             890             2,123
  *Cobra Electronics Corp.......................................................           3,342            15,641
 #*Coinstar, Inc................................................................          17,860           888,178
 #*Coldwater Creek, Inc.........................................................           1,181             1,039
 #*Collective Brands, Inc.......................................................          44,990           749,533
   Collectors Universe, Inc.....................................................           3,602            55,471
  #Columbia Sportswear Co.......................................................          22,723         1,041,850
   Comcast Corp. Class A........................................................         559,894        14,887,581
   Comcast Corp. Special Class A................................................         166,651         4,247,934
 #*Conn's, Inc..................................................................          23,148           268,517
   Cooper Tire & Rubber Co......................................................          30,305           456,393
   Core-Mark Holding Co., Inc...................................................           8,327           338,159
 #*Corinthian Colleges, Inc.....................................................          40,719           122,564
  *Cost Plus, Inc...............................................................          11,973           162,234

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Cracker Barrel Old Country Store, Inc........................................          13,479   $       707,243
  *Crocs, Inc...................................................................          48,633           925,000
 #*Crown Media Holdings, Inc. Class A...........................................          16,884            20,092
   CSS Industries, Inc..........................................................           2,658            56,934
  *Culp, Inc....................................................................           7,055            64,271
 #*Cumulus Media, Inc. Class A..................................................          17,558            61,804
  *Cybex International, Inc.....................................................           3,186             1,975
   D.R. Horton, Inc.............................................................         217,309         3,024,941
  *Dana Holding Corp............................................................          99,819         1,482,312
  #Darden Restaurants, Inc......................................................          43,224         1,982,685
 #*Deckers Outdoor Corp.........................................................          17,706         1,431,530
  *dELiA*s, Inc.................................................................           2,914             3,118
  *Delta Apparel, Inc...........................................................           6,441            98,547
  #Destination Maternity Corp...................................................           7,220           120,502
   DeVry, Inc...................................................................          45,801         1,729,446
 #*DGSE Cos., Inc...............................................................           3,733            26,990
 #*Dial Global, Inc.............................................................           1,559             5,129
   Dick's Sporting Goods, Inc...................................................          27,204         1,121,077
  *Digital Generation, Inc......................................................          17,301           240,484
  #Dillard's, Inc. Class A......................................................          36,348         1,608,399
 #*DineEquity, Inc..............................................................          12,775           607,068
  *DIRECTV Class A..............................................................         127,646         5,745,346
  *Discovery Communications, Inc. Class A.......................................          29,660         1,271,821
 #*Discovery Communications, Inc. Class B.......................................           1,400            64,960
  *Discovery Communications, Inc. Class C.......................................          20,454           794,638
   DISH Network Corp............................................................          45,446         1,268,852
  *Dixie Group, Inc. (The)......................................................           3,689            13,207
  *Dolan Co.....................................................................          19,964           188,261
  *Dollar General Corp..........................................................          20,761           884,626
  *Dollar Tree, Inc.............................................................          37,205         3,155,356
  *Domino's Pizza, Inc..........................................................          35,576         1,161,556
  *Dorman Products, Inc.........................................................          10,056           436,531
   Dover Downs Gaming & Entertainment, Inc......................................           8,520            20,874
  *Dover Motorsports, Inc.......................................................           3,182             3,850
  *Dreams, Inc..................................................................          16,639            37,604
 #*DreamWorks Animation SKG, Inc. Class A.......................................          41,224           731,726
  *Drew Industries, Inc.........................................................          14,956           388,407
   DSW, Inc. Class A............................................................          20,460         1,022,386
 #*E.W. Scripps Co. Class A (The)...............................................          30,751           260,461
 #*Education Management Corp....................................................          46,199         1,179,460
  #Educational Development Corp.................................................           1,932             9,515
   Einstein Noah Restaurant Group, Inc..........................................           9,570           142,497
  *Emerson Radio Corp...........................................................          15,010            26,418
 #*Entercom Communications Corp. Class A........................................          18,872           145,692
   Entravision Communications Corp..............................................          22,881            40,957
   EnviroStar, Inc..............................................................             100               127
   Escalade, Inc................................................................           5,243            24,799
  #Ethan Allen Interiors, Inc...................................................          18,100           427,160
  *Ever-Glory International Group, Inc..........................................           1,700             2,873
  *Exide Technologies...........................................................          47,182           155,701
 #*Expedia, Inc.................................................................          25,700           831,909
  *Express, Inc.................................................................          28,849           624,292
   Family Dollar Stores, Inc....................................................          32,363         1,805,855
  *Famous Dave's of America, Inc................................................           3,480            36,053
  *Federal-Mogul Corp...........................................................          49,874           827,410
   Finish Line, Inc. Class A (The)..............................................          30,595           647,084
  *Fisher Communications, Inc...................................................           4,158           125,114
  #Flanigan's Enterprises, Inc..................................................             300             2,126
   Flexsteel Industries, Inc....................................................           3,267            46,359
  #Foot Locker, Inc.............................................................         107,787         2,828,331
 #*Ford Motor Co................................................................         586,592         7,285,473

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Fossil, Inc..................................................................          23,852   $     2,267,133
  #Fred's, Inc. Class A.........................................................          27,484           405,389
   Frisch's Restaurants, Inc....................................................           2,853            59,913
 #*Fuel Systems Solutions, Inc..................................................          13,457           280,848
  *Full House Resorts, Inc......................................................           8,200            22,796
  *Furniture Brands International, Inc..........................................          28,126            47,533
  *Gaiam, Inc. Class A..........................................................           8,301            29,718
 #*GameStop Corp. Class A.......................................................         101,386         2,368,377
   Gaming Partners International Corp...........................................           4,515            29,189
   Gannett Co., Inc.............................................................         177,076         2,509,167
   Gap, Inc.....................................................................         163,399         3,101,313
  #Garmin, Ltd..................................................................          86,064         3,588,869
 #*Gaylord Entertainment Co.....................................................          33,236           932,270
 #*Geeknet, Inc.................................................................           2,815            48,953
  *General Motors Co............................................................          93,946         2,256,583
  *Genesco, Inc.................................................................          15,331           936,264
  #Gentex Corp..................................................................          69,271         1,861,312
   Genuine Parts Co.............................................................          42,317         2,698,978
  *G-III Apparel Group, Ltd.....................................................          13,072           298,434
  *Global Sources, Ltd..........................................................          11,411            69,379
  *Golfsmith International Holdings, Inc........................................           6,558            24,068
  *Goodyear Tire & Rubber Co....................................................         140,159         1,822,067
  *Gordmans Stores, Inc.........................................................           2,628            38,185
  *Grand Canyon Education, Inc..................................................          13,525           226,950
  *Gray Television, Inc.........................................................          26,606            54,542
  *Gray Television, Inc. Class A................................................             600             1,026
  *Great Wolf Resorts, Inc......................................................          19,809            63,389
  #Group 1 Automotive, Inc......................................................          15,929           849,653
   Guess?, Inc..................................................................          49,229         1,476,870
   H&R Block, Inc...............................................................          65,722         1,075,212
 #*Hallwood Group, Inc. (The)...................................................             252             4,007
  *Hampshire Group, Ltd.........................................................             689             1,722
 #*Hanesbrands, Inc.............................................................          53,680         1,320,528
   Harley-Davidson, Inc.........................................................          52,490         2,319,533
  #Harman International Industries, Inc.........................................          48,169         2,032,732
   Harte-Hanks, Inc.............................................................          42,472           409,855
  #Hasbro, Inc..................................................................          29,448         1,028,030
 #*Hastings Entertainment, Inc..................................................           1,400             2,268
   Haverty Furniture Cos., Inc..................................................          13,392           167,132
   Haverty Furniture Cos., Inc. Class A.........................................           1,517            18,469
  *Heelys, Inc..................................................................           3,900             7,098
  *Helen of Troy, Ltd...........................................................          23,471           755,062
 #*hhgregg, Inc.................................................................          27,171           276,601
 #*Hibbett Sporting Goods, Inc..................................................          13,030           624,528
  #Hillenbrand, Inc.............................................................          36,751           861,811
  *Hollywood Media Corp.........................................................           3,425             4,247
   Home Depot, Inc. (The).......................................................         270,863        12,023,609
   Hooker Furniture Corp........................................................           6,816            82,133
   Hot Topic, Inc...............................................................          30,269           221,569
 #*Hovnanian Enterprises, Inc. Class A..........................................          26,800            64,856
   HSN, Inc.....................................................................          36,482         1,302,043
 #*Hyatt Hotels Corp. Class A...................................................          22,856           974,123
  *Iconix Brand Group, Inc......................................................          50,941           937,824
  *Infosonics Corp..............................................................           2,000             1,460
   International Game Technology................................................          57,548           916,740
   International Speedway Corp. Class A.........................................          19,940           514,253
   Interpublic Group of Cos., Inc. (The)........................................         228,833         2,363,845
  *Interval Leisure Group, Inc..................................................          31,549           429,066
 #*iRobot Corp..................................................................          15,415           509,312
  *Isle of Capri Casinos, Inc...................................................          23,433           119,040
 #*ITT Educational Services, Inc................................................           8,984           591,776

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *J. Alexander's Corp..........................................................           1,500   $         9,900
  #J.C. Penney Co., Inc.........................................................         117,792         4,894,258
 #*Jack in the Box, Inc.........................................................          26,983           572,040
  *Jaclyn, Inc..................................................................             400             2,686
   JAKKS Pacific, Inc...........................................................          15,614           238,582
  *Jamba, Inc...................................................................          12,700            19,812
   Jarden Corp..................................................................          32,967         1,110,658
   Johnson Controls, Inc........................................................         151,233         4,804,672
  *Johnson Outdoors, Inc. Class A...............................................           8,183           139,193
  #Jones Group, Inc. (The)......................................................          59,205           540,542
 #*Jos. A. Bank Clothiers, Inc..................................................          15,652           747,383
  *Journal Communications, Inc. Class A.........................................          28,637           147,194
 #*K12, Inc.....................................................................          18,565           415,670
  #KB Home......................................................................          57,288           516,738
  *Kenneth Cole Productions, Inc. Class A.......................................           7,060            86,767
  *Kid Brands, Inc..............................................................          17,697            60,701
  *Kirkland's, Inc..............................................................          12,114           181,347
  *Knology, Inc.................................................................          18,987           286,134
  #Kohl's Corp..................................................................          61,369         2,822,360
  *Kona Grill, Inc..............................................................           4,321            26,185
   Koss Corp....................................................................           1,533             8,447
  *Krispy Kreme Doughnuts, Inc..................................................          35,116           257,400
   KSW, Inc.....................................................................           3,377            11,144
 #*K-Swiss, Inc. Class A........................................................          16,418            55,493
   Lacrosse Footwear, Inc.......................................................           3,577            44,999
  *Lakeland Industries, Inc.....................................................           2,784            26,225
  *Lakes Entertainment, Inc.....................................................          12,178            24,843
 #*Lamar Advertising Co. Class A................................................          46,253         1,323,298
  *Las Vegas Sands Corp.........................................................          70,985         3,486,073
  *Lazare Kaplan International, Inc.............................................           1,600             4,280
  *La-Z-Boy, Inc................................................................          38,088           502,000
  *Leapfrog Enterprises, Inc....................................................          33,281           192,697
   Lear Corp....................................................................          57,152         2,394,669
  *Learning Tree International, Inc.............................................           6,151            37,398
 #*Lee Enterprises, Inc.........................................................          20,446            27,193
  #Leggett & Platt, Inc.........................................................          88,182         1,892,386
  #Lennar Corp. Class A.........................................................         110,902         2,383,284
   Lennar Corp. Class B Voting..................................................          17,482           300,865
  *Libbey, Inc..................................................................          10,700           161,142
 #*Liberty Global, Inc. Class A.................................................          25,840         1,185,539
  *Liberty Global, Inc. Class B.................................................             488            22,475
  *Liberty Global, Inc. Class C.................................................          36,642         1,618,111
  *Liberty Interactive Corp. Class A............................................         309,516         5,298,914
  *Liberty Interactive Corp. Class B............................................           6,948           119,123
  *Liberty Media Corp. - Liberty Capital Class A................................          82,494         6,798,331
  *Liberty Media Corp. - Liberty Capital Class B................................           2,392           199,959
 #*Life Time Fitness, Inc.......................................................          29,250         1,437,345
  #Lifetime Brands, Inc.........................................................           8,174            96,862
   Limited Brands, Inc..........................................................         126,640         5,301,150
  *LIN TV Corp. Class A.........................................................          18,877            76,074
   Lincoln Educational Services Corp............................................          13,802           120,491
  #Lithia Motors, Inc. Class A..................................................          16,268           361,312
 #*Live Nation Entertainment, Inc...............................................         134,323         1,380,840
  *LKQ Corp.....................................................................          76,172         2,483,207
 #*LodgeNet Interactive Corp....................................................           8,300            29,880
   Lowe's Cos., Inc.............................................................         300,424         8,060,376
 #*Luby's, Inc..................................................................          15,779            82,366
 #*Lululemon Athletica, Inc.....................................................          17,058         1,076,872
  *Lumber Liquidators Holdings, Inc.............................................          12,801           273,429
  *M/I Homes, Inc...............................................................          13,187           149,672
   Mac-Gray Corp................................................................           8,707           121,376

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Macy's, Inc..................................................................         207,226   $     6,981,444
  *Madison Square Garden Co. (The)..............................................          45,937         1,317,933
  *Maidenform Brands, Inc.......................................................          12,191           243,820
  *Mannatech, Inc...............................................................             740             3,182
   Marcus Corp..................................................................          13,649           165,289
 #*Marine Products Corp.........................................................          16,640            99,341
 #*MarineMax, Inc...............................................................          14,549           119,593
  #Marriott International, Inc. Class A.........................................          45,086         1,553,213
 #*Marriott Vacations Worldwide Corp............................................           4,508            93,541
  #Martha Stewart Living Omnimedia, Inc. Class A................................          22,061            97,068
  #Mattel, Inc..................................................................         102,700         3,183,700
   Matthews International Corp. Class A.........................................          19,956           657,750
  *MAXXAM, Inc..................................................................               2             1,199
  *McClatchy Co. (The)..........................................................          28,341            66,601
   McDonald's Corp..............................................................         177,701        17,601,284
   McGraw-Hill Cos., Inc........................................................          49,374         2,271,204
  #MDC Holdings, Inc............................................................          32,148           637,173
 #*Media General, Inc. Class A..................................................          15,715            63,174
  #Men's Wearhouse, Inc. (The)..................................................          37,649         1,298,514
  #Meredith Corp................................................................          26,855           845,664
 #*Meritage Homes Corp..........................................................          23,770           575,234
 #*MGM Resorts International....................................................         258,328         3,371,180
   MGP Ingredients, Inc.........................................................          10,602            63,188
  *Midas, Inc...................................................................           5,149            43,766
  *Modine Manufacturing Co......................................................          29,600           323,824
 #*Mohawk Industries, Inc.......................................................          47,238         2,889,076
  *Monarch Casino & Resort, Inc.................................................          10,612           113,018
  #Monro Muffler Brake, Inc.....................................................          17,883           750,013
 #*Monster Beverage Corp........................................................          34,291         3,583,752
  *Morgans Hotel Group Co.......................................................           4,197            23,671
  #Morningstar, Inc.............................................................          29,695         1,773,385
  *Morton's Restaurant Group, Inc...............................................           8,000            55,200
 #*Motorcar Parts of America, Inc...............................................           6,795            43,624
   Movado Group, Inc............................................................          13,567           249,768
  *MTR Gaming Group, Inc........................................................          15,484            37,007
  *Multimedia Games Holding Co., Inc............................................           8,600            64,930
  *Nathan's Famous, Inc.........................................................           2,859            59,867
   National CineMedia, Inc......................................................          31,239           425,475
  *Nautilus, Inc................................................................          11,500            27,830
  *Navarre Corp.................................................................          14,687            21,296
 #*Netflix, Inc.................................................................          12,010         1,443,602
  *Nevada Gold & Casinos, Inc...................................................             700             1,036
  *New Frontier Media, Inc......................................................           4,370             4,763
 #*New York & Co., Inc..........................................................          36,832           102,761
 #*New York Times Co. Class A (The).............................................          99,410           740,604
   Newell Rubbermaid, Inc.......................................................          89,728         1,657,276
  #News Corp. Class A...........................................................         432,399         8,142,073
   News Corp. Class B...........................................................         132,007         2,570,176
  *Nexstar Broadcasting Group, Inc. Class A.....................................           5,712            48,381
  #NIKE, Inc. Class B...........................................................          59,431         6,180,230
  *Nobility Homes, Inc..........................................................           1,105             6,298
  #Nordstrom, Inc...............................................................          47,585         2,349,747
  #Nutrisystem, Inc.............................................................          14,970           178,143
 #*NVR, Inc.....................................................................           2,922         2,025,676
 #*O'Charley's, Inc.............................................................          13,463            87,375
  *Office Depot, Inc............................................................         164,247           448,394
 #*OfficeMax, Inc...............................................................          59,642           329,820
  #Omnicom Group, Inc...........................................................          47,704         2,175,779
  *Orange 21, Inc...............................................................             335               494
  *Orbitz Worldwide, Inc........................................................          47,813           174,996
  *Orchard Supply Hardware Stores Corp. Class A.................................           1,709            30,813

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*O'Reilly Automotive, Inc.....................................................          44,614   $     3,636,487
  *Orient-Express Hotels, Ltd. Class A..........................................          61,100           516,906
   Outdoor Channel Holdings, Inc................................................          17,936           126,449
  *Overstock.com, Inc...........................................................           7,087            47,908
   Oxford Industries, Inc.......................................................           9,684           493,206
  *P & F Industries, Inc. Class A...............................................             504             1,956
  #P.F. Chang's China Bistro, Inc...............................................          11,709           381,245
 #*Pacific Sunwear of California, Inc...........................................          26,804            48,247
  *Panera Bread Co. Class A.....................................................          11,525         1,708,581
 #*Papa John's International, Inc...............................................          13,477           522,099
 #*Peet's Coffee & Tea, Inc.....................................................           6,800           413,576
  *Penn National Gaming, Inc....................................................          58,149         2,380,620
  #Penske Automotive Group, Inc.................................................          64,248         1,437,870
  #Pep Boys - Manny, Moe & Jack (The)...........................................          38,733           580,995
  *Perry Ellis International, Inc...............................................          10,750           167,055
  #PetMed Express, Inc..........................................................          11,114           138,592
  #PetSmart, Inc................................................................          30,672         1,632,364
 #*Pier 1 Imports, Inc..........................................................          62,969           979,168
  *Pinnacle Entertainment, Inc..................................................          36,695           355,942
  *Point.360....................................................................           1,448             1,571
  #Polaris Industries, Inc......................................................          21,538         1,387,047
   Pool Corp....................................................................          26,379           897,677
  *Premier Exhibitions, Inc.....................................................           8,500            19,805
  *Priceline.com, Inc...........................................................           8,850         4,685,898
  *Princeton Review, Inc........................................................           7,215               766
 #*PulteGroup, Inc..............................................................         284,454         2,119,182
   PVH Corp.....................................................................          40,724         3,143,486
  *Q.E.P. Co., Inc..............................................................             352             6,178
  *Quiksilver, Inc..............................................................         109,964           490,439
   R.G. Barry Corp..............................................................           7,819            95,705
 #*Radio One, Inc. Class D......................................................          16,485            16,815
  #RadioShack Corp..............................................................          72,896           523,393
   Ralph Lauren Corp............................................................          12,909         1,962,168
  *Reading International, Inc. Class A..........................................           5,859            24,959
  *Red Lion Hotels Corp.........................................................          11,808            86,435
 #*Red Robin Gourmet Burgers, Inc...............................................          10,484           321,964
  #Regal Entertainment Group....................................................          74,548           928,123
   Regis Corp...................................................................          42,409           726,890
  #Rent-A-Center, Inc...........................................................          43,636         1,475,770
  *Rentrak Corp.................................................................           4,561            78,039
  *Rick's Cabaret International, Inc............................................           5,575            57,646
  *Rocky Brands, Inc............................................................           5,087            56,466
   Ross Stores, Inc.............................................................          87,976         4,470,940
   Royal Caribbean Cruises, Ltd.................................................         116,871         3,176,554
 #*Ruby Tuesday, Inc............................................................          42,868           321,939
 #*Rue21, Inc...................................................................           3,997            96,767
 #*Ruth's Hospitality Group, Inc................................................          23,146           143,274
  #Ryland Group, Inc. (The).....................................................          31,227           568,331
  *Saga Communications, Inc. Class A............................................           1,158            47,768
 #*Saks, Inc....................................................................         118,835         1,185,973
  *Salem Communications Corp. Class A...........................................           7,763            21,271
  *Sally Beauty Holdings, Inc...................................................         105,975         2,185,204
  #Scholastic Corp..............................................................          19,372           571,668
  *Scientific Games Corp. Class A...............................................          61,934           693,041
   Scripps Networks Interactive, Inc............................................          22,564           978,375
 #*Sealy Corp...................................................................          41,500            60,175
 #*Sears Holdings Corp..........................................................          37,862         1,595,883
  *Select Comfort Corp..........................................................          19,000           476,520
   Service Corp. International..................................................         168,596         1,871,416
  *Shiloh Industries, Inc.......................................................          10,641            87,469
  *Shoe Carnival, Inc...........................................................           8,988           227,307

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Shuffle Master, Inc..........................................................          31,836   $       407,501
  *Shutterfly, Inc..............................................................          18,634           441,998
   Signet Jewelers, Ltd. ADR....................................................          58,556         2,668,982
   Sinclair Broadcast Group, Inc. Class A.......................................          22,166           272,198
  *SIRIUS XM Radio, Inc.........................................................           2,074             4,335
  #Six Flags Entertainment Corp.................................................          31,402         1,376,350
 #*Skechers U.S.A., Inc. Class A................................................          27,618           335,835
  #Skyline Corp.................................................................           4,311            26,771
  *Smith & Wesson Holding Corp..................................................          33,495           172,164
  *Sonesta International Hotels Corp. Class A...................................             446            13,518
  #Sonic Automotive, Inc. Class A...............................................          29,870           465,673
  *Sonic Corp...................................................................          19,031           130,362
   Sotheby's....................................................................          36,700         1,230,551
   Spartan Motors, Inc..........................................................          22,840           138,639
 #*Spectrum Group International, Inc............................................             385               926
  #Speedway Motorsports, Inc....................................................          28,554           457,721
  *Sport Chalet, Inc. Class A...................................................           2,817             4,704
  *Sport Chalet, Inc. Class B...................................................             238               509
   Stage Stores, Inc............................................................          21,735           334,284
  #Standard Motor Products, Inc.................................................          15,237           315,254
 #*Standard Pacific Corp........................................................         125,526           456,915
  *Stanley Furniture Co., Inc...................................................           7,849            27,550
   Staples, Inc.................................................................         384,466         5,624,738
   Starbucks Corp...............................................................         131,237         6,290,189
  #Starwood Hotels & Resorts Worldwide, Inc.....................................          38,272         2,075,873
  *Stein Mart, Inc..............................................................          29,466           213,628
  *Steiner Leisure, Ltd.........................................................           8,251           407,434
  *Steinway Musical Instruments, Inc............................................           9,025           225,174
 #*Steven Madden, Ltd...........................................................          23,122           951,239
  #Stewart Enterprises, Inc. Class A............................................          48,183           296,325
  *Stoneridge, Inc..............................................................          13,276           124,396
   Strattec Security Corp.......................................................           2,038            42,900
  #Strayer Education, Inc.......................................................           3,851           418,989
   Sturm Ruger & Co., Inc.......................................................           9,700           384,605
   Superior Industries International, Inc.......................................          19,734           358,567
  *Syms Corp....................................................................             892             9,009
  *Systemax, Inc................................................................          25,840           455,042
 #*Talbots, Inc.................................................................             150               486
  *Tandy Brands Accessories, Inc................................................           1,100             1,144
  *Tandy Leather Factory, Inc...................................................           1,146             5,638
   Target Corp..................................................................         107,465         5,460,297
 #*Tempur-Pedic International, Inc..............................................          16,906         1,127,799
 #*Tenneco, Inc.................................................................          26,950           865,095
 #*Tesla Motors, Inc............................................................          21,117           613,871
   Texas Roadhouse, Inc.........................................................          38,698           586,662
  #Thor Industries, Inc.........................................................          38,599         1,183,445
  #Tiffany & Co.................................................................          28,900         1,843,820
   Time Warner Cable, Inc.......................................................          89,602         6,605,459
  #Time Warner, Inc.............................................................         267,777         9,923,816
   TJX Cos., Inc. (The).........................................................          66,450         4,527,903
 #*Toll Brothers, Inc...........................................................         123,625         2,696,261
 #*Town Sports International Holdings, Inc......................................          11,470           101,739
   Tractor Supply Co............................................................          35,002         2,827,112
 #*TripAdvisor, Inc.............................................................          25,700           845,787
  *True Religion Apparel, Inc...................................................          14,919           540,665
  *TRW Automotive Holdings Corp.................................................          44,768         1,679,695
  *Tuesday Morning Corp.........................................................          27,700            94,180
   Tupperware Brands Corp.......................................................          33,167         2,084,214
 #*Ulta Salon Cosmetics & Fragrance, Inc........................................          21,433         1,633,623
 #*Under Armour, Inc. Class A...................................................          15,040         1,197,485
  *Unifi, Inc...................................................................          12,407           120,720

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Universal Electronics, Inc...................................................           9,272   $       171,532
  *Universal Technical Institute, Inc...........................................          13,421           187,223
 #*Urban Outfitters, Inc........................................................          35,800           948,700
 #*US Auto Parts Network, Inc...................................................          14,602            72,718
   V.F. Corp....................................................................          33,587         4,416,355
  #Vail Resorts, Inc............................................................          25,749         1,122,914
 #*Valassis Communications, Inc.................................................          31,893           725,566
   Value Line, Inc..............................................................           2,920            32,762
 #*Valuevision Media, Inc. Class A..............................................          11,570            18,281
   Viacom, Inc. Class A.........................................................           7,238           381,949
   Viacom, Inc. Class B.........................................................          87,252         4,104,334
  #Virgin Media, Inc............................................................          64,603         1,540,136
  *Visteon Corp.................................................................          28,862         1,385,376
  *Vitacost.com, Inc............................................................           1,759            11,609
 #*Vitamin Shoppe, Inc..........................................................          17,361           742,009
  *VOXX International Corp......................................................          14,855           188,956
  *WABCO Holdings, Inc..........................................................          19,424         1,007,134
  #Walt Disney Co. (The)........................................................         428,543        16,670,323
 #*Warnaco Group, Inc...........................................................          26,230         1,527,898
  #Washington Post Co. Class B..................................................           4,810         1,821,595
  #Weight Watchers International, Inc...........................................          15,059         1,146,442
  *Wells-Gardner Electronics Corp...............................................           2,758             5,709
   Wendy's Co. (The)............................................................         289,181         1,356,259
  *West Marine, Inc.............................................................          15,976           193,629
  *Wet Seal, Inc. Class A (The).................................................          66,663           233,320
  #Weyco Group, Inc.............................................................           6,018           152,015
  #Whirlpool Corp...............................................................          45,139         2,451,950
   Wiley (John) & Sons, Inc. Class A............................................          29,123         1,321,893
   Wiley (John) & Sons, Inc. Class B............................................           4,664           212,865
   Williams Controls, Inc.......................................................           2,029            22,705
   Williams-Sonoma, Inc.........................................................          61,125         2,191,942
   Winmark Corp.................................................................           1,852           127,177
 #*Winnebago Industries, Inc....................................................          15,219           139,102
 #*WMS Industries, Inc..........................................................          27,228           596,021
  #Wolverine World Wide, Inc....................................................          29,488         1,152,686
  #World Wrestling Entertainment, Inc. Class A..................................          15,025           142,587
   Wyndham Worldwide Corp.......................................................          84,920         3,376,419
   Wynn Resorts, Ltd............................................................          19,029         2,192,712
   Yum! Brands, Inc.............................................................          78,716         4,985,084
 #*Zale Corp....................................................................          22,200            63,270
 #*Zumiez, Inc..................................................................          18,256           521,391
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       561,707,437
                                                                                                   ---------------
Consumer Staples -- (6.9%)
  #Alico, Inc...................................................................           4,797           111,003
 #*Alliance One International, Inc..............................................          56,863           165,471
   Altria Group, Inc............................................................         350,045         9,941,278
   Andersons, Inc. (The)........................................................          13,565           550,061
   Archer-Daniels-Midland Co....................................................         178,709         5,116,439
   Arden Group, Inc. Class A....................................................             827            74,422
   Avon Products, Inc...........................................................          82,506         1,466,132
  #B&G Foods, Inc...............................................................          28,000           634,480
 #*Boston Beer Co., Inc. Class A (The)..........................................           3,797           379,890
 #*Bridgford Foods Corp.........................................................           2,501            27,911
   Brown-Forman Corp. Class A...................................................          13,712         1,089,693
   Brown-Forman Corp. Class B...................................................          32,444         2,634,777
   Bunge, Ltd...................................................................          80,198         4,592,939
  #Calavo Growers, Inc..........................................................           7,134           194,045
  #Cal-Maine Foods, Inc.........................................................          14,438           548,066
  #Campbell Soup Co.............................................................          67,469         2,138,767
  #Casey's General Stores, Inc..................................................          25,861         1,317,359

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   CCA Industries, Inc..........................................................           3,400   $        16,966
 #*Central European Distribution Corp...........................................          40,197           164,808
  *Central Garden & Pet Co......................................................          11,250            98,325
  *Central Garden & Pet Co. Class A.............................................          27,548           260,604
  *Chiquita Brands International, Inc...........................................          31,971           281,025
   Church & Dwight Co., Inc.....................................................          36,702         1,665,170
   Clorox Co. (The).............................................................          29,325         2,013,454
   Coca-Cola Bottling Co........................................................           4,767           290,549
   Coca-Cola Co. (The)..........................................................         365,116        24,656,283
   Coca-Cola Enterprises, Inc...................................................         158,730         4,252,377
  #Coffee Holding Co., Inc......................................................             300             2,516
   Colgate-Palmolive Co.........................................................          81,884         7,428,516
   ConAgra Foods, Inc...........................................................         203,266         5,421,104
  *Constellation Brands, Inc. Class A...........................................          98,607         2,060,886
  *Constellation Brands, Inc. Class B...........................................           3,160            66,060
   Corn Products International, Inc.............................................          52,885         2,934,589
   Costco Wholesale Corp........................................................          74,042         6,091,435
  *Craft Brew Alliance, Inc.....................................................          10,691            66,926
   CVS Caremark Corp............................................................         326,831        13,645,194
  *Darling International, Inc...................................................          83,345         1,273,512
  *Dean Foods Co................................................................         122,767         1,320,973
  #Diamond Foods, Inc...........................................................          12,571           456,830
 #*Dole Food Co., Inc...........................................................          60,036           576,346
   Dr. Pepper Snapple Group, Inc................................................          95,427         3,704,476
 #*Elizabeth Arden, Inc.........................................................          17,620           633,791
  *Energizer Holdings, Inc......................................................          34,938         2,694,419
  #Estee Lauder Cos., Inc.......................................................          40,714         2,358,562
 #*Farmer Brothers Co...........................................................           9,024            90,060
  #Flowers Foods, Inc...........................................................          80,848         1,564,409
   Fortune Brands, Inc..........................................................          85,685         4,482,182
  #Fresh Del Monte Produce, Inc.................................................          42,913         1,050,510
 #*Fresh Market, Inc. (The).....................................................             363            15,631
   General Mills, Inc...........................................................         108,683         4,328,844
   Golden Enterprises, Inc......................................................           3,860            13,240
 #*Green Mountain Coffee Roasters, Inc..........................................          44,550         2,376,297
   Griffin Land & Nurseries, Inc................................................           2,756            73,558
   H.J. Heinz Co................................................................          52,939         2,744,887
  *Hain Celestial Group, Inc. (The).............................................          32,345         1,248,194
  *Harbinger Group, Inc.........................................................           3,819            18,331
 #*Heckmann Corp................................................................          71,048           363,055
   Herbalife, Ltd...............................................................          37,016         2,142,486
   Hershey Co. (The)............................................................          27,211         1,662,048
  #Hormel Foods Corp............................................................          68,798         1,980,006
  *IGI Labratories, Inc.........................................................             921             1,013
  #Imperial Sugar Co............................................................           7,743            26,404
   Ingles Markets, Inc. Class A.................................................           9,172           159,868
   Inter Parfums, Inc...........................................................          17,261           288,259
   J & J Snack Foods Corp.......................................................          11,280           575,618
   J.M. Smucker Co..............................................................          62,517         4,925,089
  *John B. Sanfilippo & Son, Inc................................................           4,542            44,830
   Kellogg Co...................................................................          48,202         2,386,963
   Kimberly-Clark Corp..........................................................          66,055         4,726,896
   Kraft Foods, Inc. Class A....................................................         406,484        15,568,337
   Kroger Co. (The).............................................................          95,153         2,260,835
  #Lancaster Colony Corp........................................................          16,104         1,119,067
 #*Lifeway Foods, Inc...........................................................           3,699            34,475
   Lorillard, Inc...............................................................          23,231         2,494,777
  #McCormick & Co., Inc. Non-Voting.............................................          26,609         1,344,819
   McCormick & Co., Inc. Voting.................................................           3,123           157,555
   Mead Johnson Nutrition Co....................................................          46,616         3,453,779
  *Medifast, Inc................................................................           7,951           131,032

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Molson Coors Brewing Co. Class A.............................................           1,162   $        50,652
   Molson Coors Brewing Co. Class B.............................................          87,102         3,735,805
   Nash-Finch Co................................................................           8,389           245,043
  *National Beverage Corp.......................................................          17,480           292,440
 #*Natural Alternatives International, Inc......................................           2,740            25,071
 #*Nature's Sunshine Products, Inc..............................................             200             2,980
  #Nu Skin Enterprises, Inc. Class A............................................          29,862         1,491,607
  *Nutraceutical International Corp.............................................           6,512            83,679
  #Oil-Dri Corp. of America.....................................................           3,711            77,894
  *Omega Protein Corp...........................................................          13,132           113,067
   Orchids Paper Products Co....................................................           3,281            61,945
  *Overhill Farms, Inc..........................................................           6,939            28,311
  *Pantry, Inc..................................................................          15,438           185,874
  *Parlux Fragrances, Inc.......................................................          11,016            57,834
   PepsiCo, Inc.................................................................         275,858        18,115,595
   Philip Morris International, Inc.............................................         301,035        22,508,387
  *Physicians Formula Holdings, Inc.............................................           7,033            21,240
 #*Pilgrim's Pride Corp.........................................................         103,143           554,909
  *Prestige Brands Holdings, Inc................................................          37,030           475,465
   PriceSmart, Inc..............................................................          14,418           960,960
   Procter & Gamble Co. (The)...................................................         437,126        27,556,423
  *Ralcorp Holdings, Inc........................................................          32,807         2,868,972
   Reliv' International, Inc....................................................           2,740             3,425
 #*Revlon, Inc..................................................................          19,743           311,150
   Reynolds American, Inc.......................................................          70,798         2,777,406
  #Rocky Mountain Chocolate Factory, Inc........................................           3,366            29,150
   Ruddick Corp.................................................................          29,710         1,198,501
  #Safeway, Inc.................................................................         187,453         4,120,217
  #Sanderson Farms, Inc.........................................................          14,704           749,022
   Sara Lee Corp................................................................         126,827         2,428,737
  *Schiff Nutrition International, Inc..........................................          12,111           129,224
 #*Seneca Foods Corp. Class A...................................................           6,568           190,012
  *Seneca Foods Corp. Class B...................................................             599            16,946
  *Smart Balance, Inc...........................................................          42,031           222,764
  *Smithfield Foods, Inc........................................................         119,610         2,670,891
  #Snyders-Lance, Inc...........................................................          50,348         1,157,501
  #Spartan Stores, Inc..........................................................          16,109           301,883
 #*Spectrum Brands Holdings, Inc................................................          36,737         1,063,536
  #SUPERVALU, Inc...............................................................         152,228         1,051,895
  *Susser Holdings Corp.........................................................          14,556           347,161
   Sysco Corp...................................................................          97,992         2,950,539
  *Tofutti Brands, Inc..........................................................             456               798
  #Tootsie Roll Industries, Inc.................................................          20,479           496,411
  *TreeHouse Foods, Inc.........................................................          24,700         1,396,538
   Tyson Foods, Inc. Class A....................................................         165,328         3,081,714
 #*United Natural Foods, Inc....................................................          28,799         1,268,596
   United-Guardian, Inc.........................................................           1,741            27,943
  #Universal Corp...............................................................          17,053           765,339
 #*USANA Health Sciences, Inc...................................................           8,799           306,029
  #Vector Group, Ltd............................................................          37,640           655,312
  #Village Super Market, Inc. Class A...........................................           4,287           136,112
   Walgreen Co..................................................................         148,683         4,960,065
   Wal-Mart Stores, Inc.........................................................         499,081        30,623,610
   WD-40 Co.....................................................................           9,392           410,806
   Weis Markets, Inc............................................................          19,299           815,769
   Whole Foods Market, Inc......................................................          66,900         4,952,607
  *Winn-Dixie Stores, Inc.......................................................          38,853           367,161
                                                                                                   ---------------
Total Consumer Staples..........................................................                       330,770,706
                                                                                                   ---------------
Energy -- (9.4%)
  *Abraxas Petroleum Corp.......................................................           3,201            12,004

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   Adams Resources & Energy, Inc................................................           2,541   $        96,888
   Alon USA Energy, Inc.........................................................          24,400           235,704
  *Alpha Natural Resources, Inc.................................................          82,499         1,659,880
   Anadarko Petroleum Corp......................................................         124,943        10,085,399
   Apache Corp..................................................................          96,350         9,527,088
 #*Approach Resources, Inc......................................................          19,425           682,400
   Arch Coal, Inc...............................................................          73,396         1,059,104
 #*Atwood Oceanics, Inc.........................................................          46,555         2,140,599
   Baker Hughes, Inc............................................................         101,336         4,978,638
  *Barnwell Industries, Inc.....................................................           4,663            13,290
  *Basic Energy Services, Inc...................................................          24,644           443,838
  #Berry Petroleum Co. Class A..................................................          37,164         1,672,752
  *Bill Barrett Corp............................................................          33,573           927,286
  *BioFuel Energy Corp..........................................................          10,582             6,454
   Bolt Technology Corp.........................................................           5,749            68,931
 #*BPZ Resources, Inc...........................................................          82,519           269,012
  #Bristow Group, Inc...........................................................          26,852         1,317,359
   Cabot Oil & Gas Corp.........................................................          94,354         3,009,893
  *Cal Dive International, Inc..................................................          59,060           177,771
  *Callon Petroleum Co..........................................................          19,748           118,488
  *Cameron International Corp...................................................          42,562         2,264,298
  #CARBO Ceramics, Inc..........................................................          10,500         1,021,125
 #*Carrizo Oil & Gas, Inc.......................................................          20,769           504,479
   Chesapeake Energy Corp.......................................................         169,050         3,572,026
   Chevron Corp.................................................................         504,184        51,971,287
   Cimarex Energy Co............................................................          46,740         2,728,681
  *Clayton Williams Energy, Inc.................................................           6,821           555,161
 #*Clean Energy Fuels Corp......................................................          37,238           557,080
  *Cloud Peak Energy, Inc.......................................................          44,781           848,600
  *Cobalt International Energy, Inc.............................................          34,908           699,556
  *Complete Production Services, Inc............................................          47,859         1,612,848
 #*Comstock Resources, Inc......................................................          30,927           372,361
 #*Concho Resources, Inc........................................................          33,231         3,544,418
   ConocoPhillips...............................................................         337,480        23,019,511
   Consol Energy, Inc...........................................................          72,775         2,600,978
  *Contango Oil & Gas Co........................................................          11,339           706,193
 #*Continental Resources, Inc...................................................          14,629         1,180,268
  *Core Laboratories NV.........................................................           4,669           495,988
  *CREDO Petroleum Corp.........................................................           4,995            51,199
  *Crimson Exploration, Inc.....................................................          25,862            76,293
  *Crosstex Energy, Inc.........................................................          34,800           437,088
  *CVR Energy, Inc..............................................................          60,988         1,521,041
  *Dawson Geophysical Co........................................................           5,775           205,532
   Delek US Holdings, Inc.......................................................          26,439           332,867
  *Denbury Resources, Inc.......................................................         209,208         3,945,663
   Devon Energy Corp............................................................         103,309         6,592,147
   DHT Holdings, Inc............................................................          37,330            39,570
  #Diamond Offshore Drilling, Inc...............................................          58,837         3,665,545
  *Double Eagle Petroleum Co....................................................           6,980            46,277
 #*Dresser-Rand Group, Inc......................................................          42,428         2,173,586
 #*Dril-Quip, Inc...............................................................          23,807         1,570,548
   El Paso Corp.................................................................         143,845         3,865,115
 #*Endeavour International Corp.................................................          22,936           242,663
   Energen Corp.................................................................          40,925         1,971,357
  *Energy Partners, Ltd.........................................................          27,224           435,040
  *Energy XXI (Bermuda), Ltd....................................................          22,385           734,900
 #*ENGlobal Corp................................................................          13,200            27,720
  #EOG Resources, Inc...........................................................          67,458         7,159,992
   EQT Corp.....................................................................          36,072         1,822,357
  *Evolution Petroleum Corp.....................................................           7,409            66,385
  #EXCO Resources, Inc..........................................................          35,979           282,795

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Exterran Holdings, Inc.......................................................          35,674   $       331,055
   Exxon Mobil Corp.............................................................         896,367        75,061,773
  *FieldPoint Petroleum Corp....................................................           4,233            20,530
  *FMC Technologies, Inc........................................................          47,838         2,445,000
  *Forest Oil Corp..............................................................          60,468           786,084
 #*FX Energy, Inc...............................................................          10,965            60,527
  *Gastar Exploration, Ltd......................................................          13,600            40,800
 #*Geokinetics, Inc.............................................................           9,612            22,588
 #*GeoMet, Inc..................................................................           4,840             3,490
  *GeoResources, Inc............................................................          16,900           517,309
 #*GMX Resources, Inc...........................................................          25,965            22,849
 #*Green Plains Renewable Energy, Inc...........................................          24,050           272,968
  #Gulf Island Fabrication, Inc.................................................          10,311           312,939
  *Gulfmark Offshore, Inc. Class A..............................................          19,494           891,266
  *Gulfport Energy Corp.........................................................          32,654         1,073,337
   Halliburton Co...............................................................         148,846         5,474,556
 #*Harvest Natural Resources, Inc...............................................          26,700           183,696
  *Helix Energy Solutions Group, Inc............................................          77,495         1,274,793
  #Helmerich & Payne, Inc.......................................................          69,950         4,316,614
  *Hercules Offshore, Inc.......................................................         101,330           454,972
   Hess Corp....................................................................          78,917         4,443,027
  *HKN, Inc.....................................................................           7,676            19,267
   HollyFrontier Corp...........................................................         114,488         3,359,078
 #*Hornbeck Offshore Services, Inc..............................................          25,716           840,656
 #*Houston American Energy Corp.................................................           5,544            68,468
 #*ION Geophysical Corp.........................................................          78,703           584,763
 #*James River Coal Co..........................................................          16,961           106,685
  *Key Energy Services, Inc.....................................................         100,107         1,449,549
  *Kodiak Oil & Gas Corp........................................................          27,511           249,525
  *Lone Pine Resources, Inc.....................................................          19,747           131,712
 #*Lucas Energy, Inc............................................................           2,800             6,636
  #Lufkin Industries, Inc.......................................................          16,820         1,265,200
   Marathon Oil Corp............................................................         188,275         5,909,952
   Marathon Petroleum Corp......................................................         102,339         3,911,397
  *Matrix Service Co............................................................          18,135           211,091
  *McDermott International, Inc.................................................          61,864           752,266
 #*McMoran Exploration Co.......................................................          80,128           939,901
  *Mexco Energy Corp............................................................             684             4,843
  *Mitcham Industries, Inc......................................................           8,253           181,236
  #Murphy Oil Corp..............................................................         104,098         6,204,241
  *Nabors Industries, Ltd.......................................................         154,677         2,880,086
   National Oilwell Varco, Inc..................................................         106,417         7,872,730
  *Natural Gas Services Group, Inc..............................................           8,701           119,987
  *Newfield Exploration Co......................................................          66,264         2,505,442
  *Newpark Resources, Inc.......................................................          67,005           545,421
  *Noble Corp...................................................................         139,252         4,851,540
   Noble Energy, Inc............................................................          43,709         4,400,185
 #*Northern Oil & Gas, Inc......................................................          37,494           937,350
 #*Oasis Petroleum, Inc.........................................................          54,978         1,854,958
   Occidental Petroleum Corp....................................................         173,726        17,332,643
   Oceaneering International, Inc...............................................          51,872         2,520,460
  *Oil States International, Inc................................................          34,601         2,757,354
  #Overseas Shipholding Group, Inc..............................................          17,258           219,349
 #*OYO Geospace Corp............................................................           3,501           308,123
  #Panhandle Oil & Gas, Inc. Class A............................................           4,829           138,785
 #*Parker Drilling Co...........................................................          86,068           559,442
 #*Patriot Coal Corp............................................................          45,060           342,456
   Patterson-UTI Energy, Inc....................................................         104,677         1,975,255
   Peabody Energy Corp..........................................................          43,630         1,487,347
  #Penn Virginia Corp...........................................................          27,898           129,168
 #*Petroleum Development Corp...................................................          16,861           524,883

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
 #*PetroQuest Energy, Inc.......................................................          38,051   $       244,287
  *PHI, Inc. Non-Voting.........................................................           8,897           234,525
  *PHI, Inc. Voting.............................................................           1,464            35,151
  *Pioneer Drilling Co..........................................................          42,699           380,875
   Pioneer Natural Resources Co.................................................          64,592         6,413,986
  *Plains Exploration & Production Co...........................................          78,568         2,963,585
  *PostRock Energy Corp.........................................................           1,437             4,915
  *Pyramid Oil Co...............................................................           2,104             8,269
   QEP Resources, Inc...........................................................          90,512         2,592,264
 #*Quicksilver Resources, Inc...................................................          86,902           435,379
   Range Resources Corp.........................................................          40,856         2,350,037
  *REX American Resources Corp..................................................           7,500           192,750
 #*Rex Energy Corp..............................................................          32,560           308,018
 #*Rosetta Resources, Inc.......................................................          30,844         1,480,204
 #*Rowan Cos., Inc..............................................................          69,586         2,366,620
 #*Royale Energy, Inc...........................................................             400             1,860
  #RPC, Inc.....................................................................          63,688           971,242
 #*SandRidge Energy, Inc........................................................         215,503         1,676,613
   Schlumberger, Ltd............................................................         236,255        17,759,288
  *SEACOR Holdings, Inc.........................................................          16,109         1,474,457
  *SemGroup Corp. Class A.......................................................          26,222           694,096
  #Ship Finance International, Ltd..............................................          53,485           600,637
   SM Energy Co.................................................................          27,571         2,001,103
   Southern Union Co............................................................          68,200         2,957,834
  *Southwestern Energy Co.......................................................          94,186         2,932,952
   Spectra Energy Corp..........................................................         113,943         3,588,065
  *Stone Energy Corp............................................................          35,985         1,009,379
   Sunoco, Inc..................................................................          71,459         2,741,167
 #*Superior Energy Services, Inc................................................          56,695         1,616,374
 #*Swift Energy Co..............................................................          30,239         1,002,423
   Teekay Corp..................................................................          53,241         1,459,868
 #*Tesco Corp...................................................................          23,806           330,427
 #*Tesoro Corp..................................................................         103,623         2,593,684
  *Tetra Technologies, Inc......................................................          49,694           464,142
  *TGC Industries, Inc..........................................................           9,830            80,213
  #Tidewater, Inc...............................................................          38,536         2,075,164
 #*Toreador Resources Corp......................................................           6,070            28,165
   Transocean, Ltd..............................................................          77,971         3,688,028
 #*Triangle Petroleum Corp......................................................          19,136           130,890
  *Ultra Petroleum Corp.........................................................          31,396           754,446
  *Union Drilling, Inc..........................................................          15,716           101,054
  *Unit Corp....................................................................          34,475         1,559,994
 #*Uranium Energy Corp..........................................................           6,700            24,120
  *Uranium Resources, Inc.......................................................           6,850             5,487
 #*USEC, Inc....................................................................          68,464           130,766
  *VAALCO Energy, Inc...........................................................          41,969           261,047
   Valero Energy Corp...........................................................         290,688         6,973,605
  *Venoco, Inc..................................................................          20,597           218,534
 #*Verenium Corp................................................................             566             1,517
  *Voyager Oil & Gas, Inc.......................................................           1,806             4,768
  #W&T Offshore, Inc............................................................          42,715           923,071
  *Warren Resources, Inc........................................................          51,277           182,546
  *Weatherford International, Ltd...............................................         293,149         4,907,314
 #*Western Refining, Inc........................................................          62,827         1,038,530
  *Westmoreland Coal Co.........................................................           3,276            39,640
  *Whiting Petroleum Corp.......................................................          64,688         3,240,222
  *Willbros Group, Inc..........................................................          30,007           127,830
   Williams Cos., Inc. (The)....................................................         103,270         2,976,241
  #World Fuel Services Corp.....................................................          43,624         1,979,657
  *WPX Energy, Inc..............................................................          33,574           553,294

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
 #*Zion Oil & Gas, Inc..........................................................          16,343   $        38,079
                                                                                                   ---------------
Total Energy....................................................................                       450,423,617
                                                                                                   ---------------
   Financials -- (13.1%)
  *1st Constitution Bancorp.....................................................           1,308             9,551
   1st Source Corp..............................................................          17,761           444,735
  *1st United Bancorp, Inc......................................................          18,057           104,008
  *21st Century Holding Co......................................................           2,788             8,922
   Access National Corp.........................................................           4,884            45,128
   ACE, Ltd.....................................................................          90,142         6,273,883
   Advance America Cash Advance Centers, Inc....................................          45,910           361,312
  *Affiliated Managers Group, Inc...............................................          17,536         1,762,543
  *Affirmative Insurance Holdings, Inc..........................................           4,752             5,417
   Aflac, Inc...................................................................         107,821         5,200,207
  *Allegheny Corp...............................................................           6,367         1,842,291
   Alliance Bancorp, Inc. of Pennsylvania.......................................           1,546            17,315
  #Alliance Financial Corp......................................................           3,021            94,074
   Allied World Assurance Co. Holdings AG.......................................          28,298         1,741,176
   Allstate Corp. (The).........................................................         135,104         3,897,750
   Alterra Capital Holdings, Ltd................................................          77,512         1,873,465
  *Altisource Portfolio Solutions SA............................................           8,893           475,687
   Ameriana Bancorp.............................................................             456             1,902
  *American Capital, Ltd........................................................         239,169         1,965,969
  #American Equity Investment Life Holding Co...................................          43,802           505,037
   American Express Co..........................................................         187,083         9,380,342
  #American Financial Group, Inc................................................          76,144         2,792,200
  *American Independence Corp...................................................           1,861             8,375
  *American International Group, Inc............................................          34,041           854,770
   American National Bankshares, Inc............................................           3,768            77,809
   American National Insurance Co...............................................          13,122           955,938
  *American River Bankshares....................................................           2,192            12,933
  *American Safety Insurance Holdings, Ltd......................................           7,072           153,816
  *American Spectrum Realty, Inc................................................             642             3,935
   Ameriprise Financial, Inc....................................................         117,515         6,292,928
 #*Ameris Bancorp...............................................................          16,262           174,329
  *AMERISAFE, Inc...............................................................          13,197           324,382
  *AmeriServe Financial, Inc....................................................           8,436            19,234
  #AmTrust Financial Services, Inc..............................................          44,101         1,143,539
   Aon Corp.....................................................................          68,344         3,309,900
  *Arch Capital Group, Ltd......................................................          73,941         2,665,573
   Argo Group International Holdings, Ltd.......................................          22,790           656,580
  #Arrow Financial Corp.........................................................           8,321           218,426
   Aspen Insurance Holdings, Ltd................................................          51,852         1,377,189
 #*Asset Acceptance Capital Corp................................................          17,436            80,903
   Associated Banc-Corp.........................................................         128,953         1,606,754
   Assurant, Inc................................................................          68,438         2,710,145
   Assured Guaranty, Ltd........................................................         133,952         2,077,596
   Asta Funding, Inc............................................................           9,299            69,557
  #Astoria Financial Corp.......................................................          62,220           518,293
   Atlantic American Corp.......................................................           2,737             5,556
  *Atlantic Coast Financial Corp................................................             945             2,277
   Auburn National Bancorporation, Inc..........................................             335             6,546
 #*Avatar Holdings, Inc.........................................................           7,438            72,669
   Axis Capital Holdings, Ltd...................................................          78,529         2,417,123
   Baldwin & Lyons, Inc. Class A................................................             638            14,929
   Baldwin & Lyons, Inc. Class B................................................           8,087           177,429
  #BancFirst Corp...............................................................          11,055           443,969
  *Bancorp, Inc.................................................................          24,416           195,816
  #BancorpSouth, Inc............................................................          61,355           689,017
  *BancTrust Financial Group, Inc...............................................           8,305            10,630
   Bank Mutual Corp.............................................................          25,820           103,538

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Bank of America Corp.........................................................       1,928,676   $    13,751,460
   Bank of Commerce Holdings....................................................           5,049            19,893
  #Bank of Hawaii Corp..........................................................          28,780         1,315,822
  #Bank of Kentucky Financial Corp..............................................           2,404            56,879
   Bank of New York Mellon Corp. (The)..........................................         321,075         6,463,240
  #Bank of the Ozarks, Inc......................................................          19,635           549,584
 #*BankAtlantic Bancorp, Inc. Class A...........................................           1,011             3,185
   BankFinancial Corp...........................................................          13,585            75,261
   Banner Corp..................................................................          11,968           235,052
   Bar Harbor Bankshares........................................................           2,309            69,709
   BB&T Corp....................................................................         186,509         5,071,180
 #*BBCN Bancorp, Inc............................................................          46,709           472,695
  #BCB Bancorp, Inc.............................................................           4,090            42,127
  *BCSB Bancorp, Inc............................................................             711             8,859
   Beacon Federal Bancorp, Inc..................................................           2,257            32,072
  *Beneficial Mutual Bancorp, Inc...............................................          57,021           504,636
  *Berkshire Bancorp, Inc.......................................................           1,000             7,350
  *Berkshire Hathaway, Inc......................................................         308,923        24,210,296
   Berkshire Hills Bancorp, Inc.................................................          15,276           345,543
  #BGC Partners, Inc. Class A...................................................          32,602           204,089
  #BlackRock, Inc...............................................................          26,016         4,734,912
  *BNCCORP, Inc.................................................................             409             1,636
 #*BofI Holding, Inc............................................................           7,891           131,859
  #BOK Financial Corp...........................................................          42,211         2,351,153
   Boston Private Financial Holdings, Inc.......................................          57,063           470,199
  #Bridge Bancorp, Inc..........................................................           2,089            40,255
  *Bridge Capital Holdings......................................................           4,396            47,565
  #Brookline Bancorp, Inc.......................................................          47,506           440,381
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.................................           2,293                --
   Brown & Brown, Inc...........................................................          99,009         2,255,425
  *Brunswick Bancorp............................................................              40               243
  #Bryn Mawr Bank Corp..........................................................           8,656           174,072
   C&F Financial Corp...........................................................             721            20,556
   Calamos Asset Management, Inc. Class A.......................................          14,694           183,528
   California First National Bancorp............................................           2,970            47,312
  *Camco Financial Corp.........................................................             900             1,269
   Camden National Corp.........................................................           5,300           182,320
 #*Cape Bancorp, Inc............................................................           4,558            38,606
 #*Capital Bank Corp............................................................           4,304            10,244
  #Capital City Bank Group, Inc.................................................          11,241            98,359
   Capital One Financial Corp...................................................         122,996         5,627,067
   Capital Properties, Inc. Class A.............................................             300             2,253
   .Capital Properties, Inc. Class B............................................             300                --
  #Capital Southwest Corp.......................................................           2,165           192,122
  *CapitalSource, Inc...........................................................         222,501         1,537,482
   Capitol Federal Financial, Inc...............................................         124,457         1,437,478
   Cardinal Financial Corp......................................................          21,064           236,127
  *Carolina Bank Holdings, Inc..................................................             900             2,655
  *Carrollton Bancorp...........................................................             331             1,043
  #Cash America International, Inc..............................................          20,965           919,525
   Cathay General Bancorp.......................................................          58,423           919,578
  #CBOE Holdings, Inc...........................................................          17,245           441,300
  *CBRE Group, Inc. Class A.....................................................          67,002         1,293,139
  #Center Bancorp, Inc..........................................................          10,527           100,533
   Centerstate Banks, Inc.......................................................          17,784           125,377
   Central Bancorp, Inc.........................................................             292             5,128
 #*Central Pacific Financial Corp...............................................           1,474            20,091
  *Central Virginia Bankshares, Inc.............................................             236               189
   Century Bancorp, Inc. Class A................................................           1,596            45,294
   CFS Bancorp, Inc.............................................................           1,100             4,928
  #Charles Schwab Corp. (The)...................................................         183,254         2,134,909

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #Charter Financial Corp.......................................................           1,425   $        13,936
   Chemical Financial Corp......................................................          20,101           454,886
  *Chicopee Bancorp, Inc........................................................           3,096            44,505
  #Chubb Corp. (The)............................................................          69,816         4,706,297
  #Cincinnati Financial Corp....................................................          90,308         2,951,265
  *CIT Group, Inc...............................................................         111,769         4,262,870
   Citigroup, Inc...............................................................         600,766        18,455,532
  *Citizens Community Bancorp, Inc..............................................           1,650             9,488
  #Citizens Holding Co..........................................................             772            14,282
  *Citizens Republic Bancorp, Inc...............................................             280             3,598
   Citizens South Banking Corp..................................................           2,903            11,322
 #*Citizens, Inc................................................................          32,724           337,384
  #City Holding Co..............................................................          10,847           385,502
  #City National Corp...........................................................          39,508         1,812,627
   CKX Lands, Inc...............................................................             743             8,322
  #Clifton Savings Bancorp, Inc.................................................          16,283           166,738
   CME Group, Inc...............................................................          16,818         4,028,079
   CNA Financial Corp...........................................................         132,635         3,651,442
  #CNB Financial Corp...........................................................           7,151           118,063
  *CNO Financial Group, Inc.....................................................         180,817         1,215,090
  #CoBiz Financial, Inc.........................................................          24,033           143,717
   Codorus Valley Bancorp, Inc..................................................           1,523            15,458
  #Cohen & Steers, Inc..........................................................          14,272           481,965
  *Colonial Financial Services, Inc.............................................           1,300            16,159
 #*Colony Bankcorp, Inc.........................................................           1,337             3,744
  #Columbia Banking System, Inc.................................................          28,987           608,727
   Comerica, Inc................................................................         110,727         3,063,816
  #Commerce Bancshares, Inc.....................................................          65,753         2,552,531
   Commercial National Financial Corp...........................................             847            21,810
  #Community Bank System, Inc...................................................          27,315           747,338
  *Community Bankers Trust Corp.................................................           2,083             3,145
  #Community Trust Bancorp, Inc.................................................          11,320           348,769
  *Community West Bancshares....................................................           1,844             3,319
 #*CompuCredit Holdings Corp....................................................          22,217            89,868
  #Consolidated-Tokoma Land Co..................................................           4,060           116,116
  *Consumer Portfolio Services, Inc.............................................           2,900             2,900
  *Cowen Group, Inc. Class A....................................................          70,093           189,251
   Crawford & Co. Class A.......................................................          15,367            59,931
  #Crawford & Co. Class B.......................................................          12,546            71,261
  *Credit Acceptance Corp.......................................................          14,106         1,190,829
  #Cullen Frost Bankers, Inc....................................................          45,455         2,530,480
  #CVB Financial Corp...........................................................          76,771           808,399
   Delphi Financial Group, Inc. Class A.........................................          33,384         1,485,922
 #*DFC Global Corp..............................................................          32,264           635,601
   Diamond Hill Investment Group, Inc...........................................             877            67,012
   Dime Community Bancshares, Inc...............................................          25,041           345,065
   Discover Financial Services..................................................         241,889         6,574,543
  #Donegal Group, Inc. Class A..................................................          14,404           219,805
   Donegal Group, Inc. Class B..................................................           2,147            35,672
  *Doral Financial Corp.........................................................           3,982             5,177
  #Duff & Phelps Corp. Class A..................................................          17,611           269,977
  *E*Trade Financial Corp.......................................................         157,324         1,288,484
   Eagle Bancorp Montana, Inc...................................................             566             5,589
  #East West Bancorp, Inc.......................................................         110,715         2,431,301
   Eastern Insurance Holdings, Inc..............................................           4,882            69,178
  *Eastern Virginia Bankshares, Inc.............................................             721             1,882
  #Eaton Vance Corp.............................................................          36,564           939,329
   ECB Bancorp, Inc.............................................................             913             9,267
   Edelman Financial Group, Inc.................................................          14,005            99,996
 #*eHealth, Inc.................................................................          14,039           227,151
  #EMC Insurance Group, Inc.....................................................           8,264           186,518

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Employers Holdings, Inc......................................................          25,591   $       459,614
  *Encore Bancshares, Inc.......................................................           6,706            89,927
  *Encore Capital Group, Inc....................................................          18,000           423,000
   Endurance Specialty Holdings, Ltd............................................          30,848         1,153,715
  *Enstar Group, Ltd............................................................           9,736           969,024
  #Enterprise Bancorp, Inc......................................................           3,680            59,690
   Enterprise Financial Services Corp...........................................          12,708           157,452
   Epoch Holding Corp...........................................................           6,489           154,503
   Erie Indemnity Co............................................................          28,097         2,154,197
  #ESB Financial Corp...........................................................           7,409           103,652
   ESSA Bancorp, Inc............................................................           8,421            84,799
   Evans Bancorp, Inc...........................................................           1,219            15,603
  #Evercore Partners, Inc. Class A..............................................          16,141           455,015
   Everest Re Group, Ltd........................................................          30,100         2,570,540
  *EZCORP, Inc..................................................................          26,655           714,887
  #F.N.B. Corp..................................................................          95,245         1,116,271
  *Farmers Capital Bank Corp....................................................           1,933             9,085
   FBL Financial Group, Inc. Class A............................................          22,339           776,057
   Federal Agricultural Mortgage Corp. Class A..................................             573             7,472
   Federal Agricultural Mortgage Corp. Class C..................................           6,258           121,405
  #Federated Investors, Inc. Class B............................................          56,150           959,042
   Fidelity Bancorp, Inc........................................................             538             5,934
   Fidelity National Financial, Inc. Class A....................................         157,201         2,859,486
   Fidelity Southern Corp.......................................................           5,910            39,478
  #Fifth Third Bancorp..........................................................         477,827         6,216,529
  #Financial Institutions, Inc..................................................          10,118           172,917
  *First Acceptance Corp........................................................           9,100            10,465
   First Advantage Bancorp......................................................           1,408            18,051
  #First American Financial Corp................................................          69,181         1,025,262
  #First Bancorp................................................................          10,727           124,862
   First Bancorp of Indiana, Inc................................................              96               984
  #First Bancorp, Inc...........................................................           5,920            94,661
  *First Bancshares, Inc........................................................             200             1,170
   First Bancshares, Inc. (The).................................................             237             1,864
  #First Busey Corp.............................................................          61,108           306,151
   First Business Financial Services, Inc.......................................           1,081            17,955
  *First California Financial Group, Inc........................................          17,483            76,925
  *First Cash Financial Services, Inc...........................................          17,604           708,561
   First Citizens BancShares, Inc. Class A......................................           5,907         1,042,113
   First Commonwealth Financial Corp............................................          73,132           405,151
   First Community Bancshares, Inc..............................................          12,013           153,286
   First Defiance Financial Corp................................................           6,547           101,348
 #*First Federal Bancshares of Arkansas, Inc....................................           2,243            12,359
  *First Federal of Northern Michigan Bancorp, Inc..............................             200               635
   First Financial Bancorp......................................................          42,787           743,638
  #First Financial Bankshares, Inc..............................................          16,454           560,752
   First Financial Corp.........................................................           9,584           335,632
   First Financial Holdings, Inc................................................           7,838            76,107
  *First Financial Northwest, Inc...............................................          11,055            71,968
  *First Financial Service Corp.................................................             917             2,320
  #First Horizon National Corp..................................................         195,922         1,710,399
   First Interstate Bancsystem, Inc.............................................          10,041           138,164
   First M&F Corp...............................................................           3,188            10,361
 #*First Marblehead Corp. (The).................................................          58,899            74,213
   First Merchants Corp.........................................................          17,738           174,719
   First Midwest Bancorp, Inc...................................................          50,230           546,502
   First Niagara Financial Group, Inc...........................................         201,813         1,931,350
   First Pactrust Bancorp, Inc..................................................           6,762            81,955
  *First Place Financial Corp...................................................           9,209             5,341
  *First Regional Bancorp.......................................................           2,891                 1
  *First South Bancorp, Inc.....................................................           4,472            15,741

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *First United Corp............................................................           1,938   $         6,744
   First West Virginia Bancorp, Inc.............................................             256             3,997
   Firstbank Corp...............................................................           1,646            10,666
  *FirstCity Financial Corp.....................................................           5,310            42,958
   FirstMerit Corp..............................................................          81,122         1,272,804
  *Flagstar Bancorp, Inc........................................................           1,940             1,339
   Flagstone Reinsurance Holdings SA............................................          48,553           423,868
   Flushing Financial Corp......................................................          22,190           290,911
 #*FNB United Corp..............................................................               1                14
 #*Forest City Enterprises, Inc. Class A........................................         125,239         1,644,388
  *Forest City Enterprises, Inc. Class B........................................           4,615            60,733
  *Forestar Group, Inc..........................................................          25,925           412,726
   Fox Chase Bancorp, Inc.......................................................          11,006           139,116
   Franklin Resources, Inc......................................................          38,219         4,055,036
   Fulton Financial Corp........................................................         148,667         1,381,116
   GAINSCO, Inc.................................................................             513             4,104
  #Gallagher (Arthur J.) & Co...................................................          65,918         2,197,706
  #GAMCO Investors, Inc.........................................................           3,250           151,125
  *Genworth Financial, Inc. Class A.............................................         201,542         1,553,889
  #German American Bancorp, Inc.................................................           8,719           175,426
  *GFI Group, Inc...............................................................          87,753           406,296
  #Glacier Bancorp, Inc.........................................................          52,852           738,342
  *Gleacher & Co., Inc..........................................................          13,000            21,710
  *Global Indemnity P.L.C.......................................................          12,209           245,279
   Goldman Sachs Group, Inc. (The)..............................................         103,629        11,551,525
  #Great Southern Bancorp, Inc..................................................           9,100           221,130
 #*Green Dot Corp. Class A......................................................           1,624            46,089
  *Greene Bancshares, Inc.......................................................           5,781             7,342
  #Greenhill & Co., Inc.........................................................           8,367           389,568
  *Greenlight Capital Re, Ltd. Class A..........................................          22,204           569,977
  *Guaranty Bancorp.............................................................           7,402            11,029
  *Guaranty Federal Bancshares, Inc.............................................             909             6,799
  *Hallmark Financial Services, Inc.............................................          12,452            86,168
   Hampden Bancorp, Inc.........................................................             818             9,955
  #Hancock Holding Co...........................................................          62,256         2,066,899
  *Hanmi Financial Corp.........................................................           7,489            61,709
   Hanover Insurance Group, Inc. (The)..........................................          31,697         1,152,503
  #Harleysville Group, Inc......................................................          17,245           974,687
   Harleysville Savings Financial Corp..........................................           1,916            28,491
 #*Harris & Harris Group, Inc...................................................          18,200            80,444
   Hartford Financial Services Group, Inc.......................................         207,862         3,641,742
   Hawthorn Bancshares, Inc.....................................................           1,136             7,407
  #HCC Insurance Holdings, Inc..................................................          79,071         2,195,011
  #Heartland Financial USA, Inc.................................................          11,042           182,193
  *Heritage Commerce Corp.......................................................          16,626            82,465
   Heritage Financial Corp......................................................          10,405           145,982
   Heritage Financial Group, Inc................................................           4,012            46,098
   HF Financial Corp............................................................           1,948            22,110
  *HFF, Inc.....................................................................          19,758           278,785
  *Hilltop Holdings, Inc........................................................          39,732           342,887
   Hingham Institution for Savings..............................................             458            23,587
  *HMN Financial, Inc...........................................................             989             2,225
  *Home Bancorp, Inc............................................................           4,639            74,038
   Home Bancshares, Inc.........................................................          20,733           540,302
   Home Federal Bancorp, Inc....................................................          10,818           111,534
   Homeowners Choice, Inc.......................................................           2,823            27,101
   HopFed Bancorp, Inc..........................................................           1,211             9,446
   Horace Mann Educators Corp...................................................          27,051           423,078
   Horizon Bancorp..............................................................           1,000            18,000
 #*Horizon Financial Corp.......................................................           3,875                39
   Hudson City Bancorp, Inc.....................................................         392,025         2,638,328

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Hudson Valley Holding Corp...................................................          12,614   $       276,877
   Huntington Bancshares, Inc...................................................         481,699         2,750,501
  #IBERIABANK Corp..............................................................          21,756         1,137,404
  *ICG Group, Inc...............................................................          24,139           216,527
  #Independence Holding Co......................................................           7,724            73,455
  #Independent Bank Corp. (453836108)...........................................          15,755           437,044
  *Independent Bank Corp. (453838609)...........................................           3,800             6,460
   Indiana Community Bancorp....................................................           1,119            23,275
   Infinity Property & Casualty Corp............................................           7,832           456,449
   Interactive Brokers Group, Inc. Class A......................................          33,505           506,596
  *IntercontinentalExchange, Inc................................................          23,849         2,730,234
  *InterGroup Corp. (The).......................................................             200             3,760
  #International Bancshares Corp................................................          49,985           960,712
  *Intervest Bancshares Corp. Class A...........................................          11,225            32,552
  *INTL FCStone, Inc............................................................          13,698           351,765
   Invesco, Ltd.................................................................         242,579         5,475,008
 #*Investment Technology Group, Inc.............................................          26,174           296,813
  *Investors Bancorp, Inc.......................................................          82,777         1,221,789
  *Investors Capital Holdings, Ltd..............................................           1,399             5,512
   Investors Title Co...........................................................           1,022            41,146
  #Janus Capital Group, Inc.....................................................         113,752           895,228
   Jefferies Group, Inc.........................................................          85,814         1,305,231
  *Jefferson Bancshares, Inc....................................................           1,271             3,495
   JMP Group, Inc...............................................................          14,710           108,560
   Jones Lang LaSalle, Inc......................................................          20,935         1,648,841
   JPMorgan Chase & Co..........................................................         962,661        35,907,255
   Kaiser Federal Financial Group, Inc..........................................           5,643            74,657
  #KBW, Inc.....................................................................          21,786           377,551
   Kearny Financial Corp........................................................          44,060           406,674
   Kemper Corp..................................................................          44,630         1,328,635
   Kennedy-Wilson Holdings, Inc.................................................           9,804           131,668
   Kentucky First Federal Bancorp...............................................             936             8,564
  #KeyCorp......................................................................         531,226         4,127,626
 #*Knight Capital Group, Inc. Class A...........................................          73,001           948,283
  #Lake Shore Bancorp, Inc......................................................             125             1,206
  #Lakeland Bancorp, Inc........................................................          18,975           189,181
  #Lakeland Financial Corp......................................................          11,624           294,552
   Landmark Bancorp, Inc........................................................           1,086            20,080
   Legg Mason, Inc..............................................................         103,892         2,646,129
  #Leucadia National Corp.......................................................         121,749         3,379,752
   Life Partners Holdings, Inc..................................................           7,428            34,392
  #Lincoln National Corp........................................................         149,603         3,222,449
   LNB Bancorp, Inc.............................................................           5,679            30,723
   Loews Corp...................................................................          84,886         3,167,097
  *Louisiana Bancorp, Inc.......................................................           2,100            33,285
 #*LPL Investment Holdings, Inc.................................................           3,475           114,154
  *LSB Financial Corp...........................................................             259             4,325
   M&T Bank Corp................................................................          69,294         5,525,504
 #*Macatawa Bank Corp...........................................................          18,694            49,165
  *Magyar Bancorp, Inc..........................................................             211               633
   Maiden Holdings, Ltd.........................................................          49,203           458,572
  #MainSource Financial Group, Inc..............................................          14,152           132,887
  *Malvern Federal Bancorp, Inc.................................................             125               953
  *Markel Corp..................................................................           6,449         2,599,398
   MarketAxess Holdings, Inc....................................................          20,849           647,361
   Marlin Business Services Corp................................................           8,826           126,300
   Marsh & McLennan Cos., Inc...................................................          82,205         2,596,856
  *Maui Land & Pineapple Co., Inc...............................................           2,542            10,346
   Mayflower Bancorp, Inc.......................................................             100               755
   MB Financial, Inc............................................................          40,150           728,722
 #*MBIA, Inc....................................................................         143,536         1,768,364

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*MBT Financial Corp...........................................................           3,390   $         4,238
  #MCG Capital Corp.............................................................          53,176           248,864
   Meadowbrook Insurance Group, Inc.............................................          35,445           353,387
   Medallion Financial Corp.....................................................          11,397           126,393
 #*Mercantile Bank Corp.........................................................           4,640            52,942
  #Merchants Bancshares, Inc....................................................           4,153           118,153
   Mercury General Corp.........................................................          40,389         1,764,999
 #*Meridian Interstate Bancorp, Inc.............................................          14,414           186,229
   Meta Financial Group, Inc....................................................           1,310            23,528
   MetLife, Inc.................................................................         263,711         9,316,910
  *Metro Bancorp, Inc...........................................................           9,681           105,910
  *MetroCorp Bancshares, Inc....................................................           4,229            29,984
  *MGIC Investment Corp.........................................................         149,442           566,385
   MicroFinancial, Inc..........................................................           7,011            45,922
   Mid Penn Bancorp, Inc........................................................             497             4,016
   MidSouth Bancorp, Inc........................................................           5,731            74,790
   MidWestOne Financial Group, Inc..............................................           3,102            50,811
   Montpelier Re Holdings, Ltd..................................................          45,216           785,402
  #Moody's Corp.................................................................          50,706         1,887,784
   Morgan Stanley...............................................................         373,315         6,962,325
   MSB Financial Corp...........................................................             339             1,617
 #*MSCI, Inc....................................................................          42,769         1,393,414
   MutualFirst Financial, Inc...................................................           2,798            25,182
  *NASDAQ OMX Group, Inc. (The).................................................         103,634         2,568,051
 #*National Financial Partners Corp.............................................          30,426           468,560
  #National Interstate Corp.....................................................          12,906           336,976
  #National Penn Bancshares, Inc................................................         112,702           979,380
   National Security Group, Inc.................................................             312             3,117
   National Western Life Insurance Co. Class A..................................           1,427           206,144
   Naugatuck Valley Financial Corp..............................................             610             4,352
  *Navigators Group, Inc. (The).................................................          11,299           539,866
  #NBT Bancorp, Inc.............................................................          24,339           547,628
   Nelnet, Inc. Class A.........................................................          26,190           645,584
  *New Century Bancorp, Inc.....................................................             300               690
   New England Bancshares, Inc..................................................           1,080            10,816
   New Hampshire Thrift Bancshares, Inc.........................................           3,306            40,333
  #New York Community Bancorp, Inc..............................................         243,849         3,094,444
  *NewBridge Bancorp............................................................           8,257            32,615
  *Newport Bancorp, Inc.........................................................           1,429            18,120
  *NewStar Financial, Inc.......................................................          34,721           337,488
   Nicholas Financial, Inc......................................................           4,022            51,964
   North Central Bancshares, Inc................................................             200             3,698
  *North Valley Bancorp.........................................................             252             2,525
   Northeast Bancorp............................................................              59               751
   Northeast Community Bancorp, Inc.............................................           3,456            23,708
   Northern Trust Corp..........................................................         132,581         5,463,663
  #Northfield Bancorp, Inc......................................................          29,549           434,370
   Northrim Bancorp, Inc........................................................           3,902            78,391
   Northwest Bancshares, Inc....................................................          72,421           892,227
   Norwood Financial Corp.......................................................             901            24,390
   NYSE Euronext, Inc...........................................................         113,602         3,017,269
   Ocean Shore Holding Co.......................................................           3,964            41,582
   OceanFirst Financial Corp....................................................          13,805           187,058
  *Ocwen Financial Corp.........................................................          75,488         1,086,272
   Ohio Valley Banc Corp........................................................           1,110            20,740
   Old National Bancorp.........................................................          69,657           819,863
  #Old Republic International Corp..............................................         191,967         1,896,634
 #*Old Second Bancorp, Inc......................................................           4,388             5,353
  *OmniAmerican Bancorp, Inc....................................................           6,615           108,817
   OneBeacon Insurance Group, Ltd. Class A......................................          17,135           272,104
  #Oppenheimer Holdings, Inc. Class A...........................................           8,464           147,612

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Oriental Financial Group, Inc................................................          30,892   $       353,404
   Oritani Financial Corp.......................................................          38,610           500,772
   Osage Bancshares, Inc........................................................             900             6,934
 #*Pacific Capital Bancorp......................................................           8,319           232,100
   Pacific Continental Corp.....................................................          11,770           104,282
  *Pacific Mercantile Bancorp...................................................           5,495            20,332
  *Pacific Premier Bancorp, Inc.................................................           2,700            20,412
   PacWest Bancorp..............................................................          24,229           515,351
  #Park National Corp...........................................................          11,451           792,753
  *Park Sterling Corp...........................................................          11,996            52,542
   PartnerRe, Ltd...............................................................          37,707         2,466,792
  *Patriot National Bancorp.....................................................             500               925
  #Peapack-Gladstone Financial Corp.............................................           5,258            60,204
  #Penns Woods Bancorp, Inc.....................................................           2,487            98,460
 #*Penson Worldwide, Inc........................................................          13,554            19,653
   Peoples Bancorp of North Carolina............................................           2,042            12,599
   Peoples Bancorp, Inc. (709788202)............................................             470             7,767
   Peoples Bancorp, Inc. (709789101)............................................           7,880           123,401
   People's United Financial, Inc...............................................         201,009         2,478,441
 #*PHH Corp.....................................................................          38,809           449,796
  *Phoenix Cos., Inc. (The).....................................................          70,534           145,300
  *PICO Holdings, Inc...........................................................          15,767           347,978
   Pinnacle Bancshares, Inc.....................................................             200             2,084
  *Pinnacle Financial Partners, Inc.............................................          25,226           424,806
  *Piper Jaffray Cos., Inc......................................................          12,428           276,523
   Platinum Underwriters Holdings, Ltd..........................................          27,673           947,800
   PNC Financial Services Group, Inc............................................         140,718         8,291,105
  *Popular, Inc.................................................................         517,419           812,348
   Porter Bancorp, Inc..........................................................           3,389             7,490
 #*Portfolio Recovery Associates, Inc...........................................          12,551           815,187
  *Preferred Bank...............................................................             930             7,914
  *Premier Financial Bancorp, Inc...............................................           2,911            16,738
   Presidential Life Corp.......................................................          18,123           202,071
   Primerica, Inc...............................................................          51,062         1,251,019
  *Primus Guaranty, Ltd.........................................................          16,378            90,079
  *Princeton National Bancorp, Inc..............................................           1,811             2,626
   Principal Financial Group, Inc...............................................         170,065         4,644,475
   PrivateBancorp, Inc..........................................................          49,345           697,738
  #ProAssurance Corp............................................................          22,395         1,828,104
  *Progressive Corp.............................................................         124,434         2,523,522
  #Prosperity Bancshares, Inc...................................................          34,608         1,436,578
  #Protective Life Corp.........................................................          61,493         1,537,940
  *Providence Community Bancshares, Inc.........................................             200                24
   Provident Financial Holdings, Inc............................................           6,264            58,944
   Provident Financial Services, Inc............................................          44,414           614,690
   Provident New York Bancorp...................................................          27,064           223,549
  #Prudential Bancorp, Inc. of Pennsylvania.....................................           3,011            16,500
   Prudential Financial, Inc....................................................         121,300         6,943,212
  *PSB Holdings, Inc............................................................           1,100             5,082
  #Pulaski Financial Corp.......................................................           7,180            52,127
  #Pzena Investment Management, Inc. Class A....................................           2,348            10,824
   QC Holdings, Inc.............................................................           8,157            27,081
  #QCR Holdings, Inc............................................................           1,185            10,878
  #Radian Group, Inc............................................................          79,518           218,674
  #Raymond James Financial, Inc.................................................          86,676         3,033,660
   Regions Financial Corp.......................................................         572,536         2,988,638
   Reinsurance Group of America, Inc............................................          50,310         2,741,392
   RenaissanceRe Holdings, Ltd..................................................          35,729         2,612,147
  #Renasant Corp................................................................          17,198           271,384
   Republic Bancorp, Inc. Class A...............................................          13,206           335,564
  *Republic First Bancorp, Inc..................................................          15,228            26,649

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Resource America, Inc. Class A...............................................          11,223   $        62,512
  *Riverview Bancorp, Inc.......................................................           9,533            19,638
  #RLI Corp.....................................................................          15,638         1,115,302
   Rockville Financial, Inc.....................................................          21,620           235,226
  *Rodman & Renshaw Capital Group, Inc..........................................          11,800            10,148
  #Roma Financial Corp..........................................................          15,262           157,504
  *Royal Bancshares of Pennsylvania, Inc. Class A...............................           2,453             3,213
  *Rurban Financial Corp........................................................           1,124             3,529
  #S&T Bancorp, Inc.............................................................          20,506           445,185
  #S.Y. Bancorp, Inc............................................................          10,150           222,590
  *Safeguard Scientifics, Inc...................................................          15,155           240,964
   Safety Insurance Group, Inc..................................................          11,100           465,201
   Salisbury Bancorp, Inc.......................................................             543            12,869
   Sandy Spring Bancorp, Inc....................................................          17,611           321,577
  *Savannah Bancorp, Inc. (The).................................................           1,441             7,191
   SCBT Financial Corp..........................................................          10,161           314,280
   SeaBright Holdings, Inc......................................................          14,131           113,331
  *Seacoast Banking Corp. of Florida............................................           6,793            11,208
  *Security National Financial Corp. Class A....................................             817             1,291
  #SEI Investments Co...........................................................         106,230         1,951,445
   Selective Insurance Group, Inc...............................................          39,859           716,665
   Shore Bancshares, Inc........................................................           3,114            17,002
   SI Financial Group, Inc......................................................           5,540            57,505
  *Siebert Financial Corp.......................................................           3,562             5,361
   Sierra Bancorp...............................................................           9,027            82,417
 #*Signature Bank...............................................................          26,455         1,538,358
  #Simmons First National Corp. Class A.........................................          12,545           345,615
  #SLM Corp.....................................................................         273,703         4,091,860
   Somerset Hills Bancorp.......................................................           1,508            11,815
   South Street Financial Corp..................................................             300             1,500
  *Southcoast Financial Corp....................................................           2,016             3,024
  *Southern Community Financial Corp............................................           5,725             6,984
  *Southern Connecticut Bancorp, Inc............................................             400               772
  *Southern First Bancshares, Inc...............................................             870             6,394
   Southern Missouri Bancorp, Inc...............................................             557            12,658
  *Southern National Bancorp of Virginia, Inc...................................             302             1,888
  #Southside Bancshares, Inc....................................................          12,024           257,314
  *Southwest Bancorp, Inc.......................................................          11,235            93,812
   Southwest Georgia Financial Corp.............................................             863             7,767
 #*St. Joe Co. (The)............................................................          68,568         1,095,031
  #StanCorp Financial Group, Inc................................................          32,754         1,266,270
   State Auto Financial Corp....................................................          27,087           339,129
   State Street Corp............................................................         131,575         5,155,108
   StellarOne Corp..............................................................          15,791           193,913
  #Sterling Bancorp.............................................................          22,273           212,707
  #Stewart Information Services Corp............................................          12,933           176,535
 #*Stifel Financial Corp........................................................          38,482         1,387,661
  *Stratus Properties, Inc......................................................           2,912            26,499
 #*Suffolk Bancorp..............................................................           6,047            73,532
   Summit State Bank............................................................           1,967            11,114
  *Sun Bancorp, Inc.............................................................          24,520            71,598
   SunTrust Banks, Inc..........................................................         118,475         2,437,031
  #Susquehanna Bancshares, Inc..................................................         115,953         1,059,810
 #*Sussex Bancorp...............................................................             332             1,677
  *SVB Financial Group..........................................................          30,838         1,789,838
   SWS Group, Inc...............................................................          12,800            94,080
   Symetra Financial Corp.......................................................          77,272           712,448
  #Synovus Financial Corp.......................................................         324,732           565,034
  #T. Rowe Price Group, Inc.....................................................          42,455         2,455,597
 #*Taylor Capital Group, Inc....................................................          13,740           169,964
  #TCF Financial Corp...........................................................         101,307         1,017,122

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #TD Ameritrade Holding Corp...................................................         116,962   $     1,884,258
   Teche Holding Co.............................................................             824            29,582
 #*Tejon Ranch Co...............................................................          10,444           297,654
   Territorial Bancorp, Inc.....................................................           7,968           164,778
  #Teton Advisors, Inc..........................................................              29               515
 #*Texas Capital Bancshares, Inc................................................          25,066           795,094
   TF Financial Corp............................................................           1,328            30,073
 #*TFS Financial Corp...........................................................         146,464         1,318,176
   Thomas Properties Group, Inc.................................................          31,662           101,635
  *TIB Financial Corp...........................................................             222             2,280
  *Timberland Bancorp, Inc......................................................           1,600             6,400
  #Tompkins Financial Corp......................................................           8,165           330,193
  #Torchmark Corp...............................................................          56,764         2,592,412
  #Tower Bancorp, Inc...........................................................           7,030           216,454
  *Tower Financial Corp.........................................................             578             5,936
  #Tower Group, Inc.............................................................          29,257           631,659
  #TowneBank....................................................................          18,850           248,820
   Transatlantic Holdings, Inc..................................................          37,523         2,080,650
   Travelers Cos., Inc. (The)...................................................         118,337         6,899,047
  *Tree.com, Inc................................................................           5,249            30,812
  #TriCo Bancshares.............................................................          10,408           155,496
   Trustco Bank Corp............................................................          68,630           383,642
  #Trustmark Corp...............................................................          47,569         1,121,201
   U.S. Bancorp.................................................................         465,644        13,140,474
  #UMB Financial Corp...........................................................          29,938         1,155,008
   Umpqua Holdings Corp.........................................................          85,061         1,035,192
  *Unico American Corp..........................................................             100             1,152
   Union Bankshares, Inc........................................................             863            16,535
   Union First Market Bankshares Corp...........................................          17,286           237,510
  *United Bancshares, Inc. (909458101)..........................................           1,036             7,760
  #United Bancshares, Inc. (909907107)..........................................          37,268         1,040,150
   United Community Bancorp.....................................................             151               846
 #*United Community Banks, Inc..................................................          16,578           125,827
  *United Community Financial Corp..............................................           4,832             5,992
   United Financial Bancorp, Inc................................................          11,156           180,058
   United Fire & Casualty Co....................................................          21,736           426,678
 #*United Security Bancshares...................................................           4,195            10,109
 #*Unity Bancorp, Inc...........................................................           3,873            24,013
  #Universal Insurance Holdings, Inc............................................          28,955           116,110
  #Univest Corp. of Pennsylvania................................................          12,028           178,255
   Unum Group...................................................................         162,911         3,719,258
   Validus Holdings, Ltd........................................................          73,593         2,360,128
  #Valley National Bancorp......................................................         128,151         1,527,560
   ViewPoint Financial Group....................................................          31,417           426,957
  *Virginia Commerce Bancorp, Inc...............................................          20,983           185,909
  *Virtus Investment Partners, Inc..............................................           1,826           144,930
   VIST Financial Corp..........................................................           1,876            21,987
   VSB Bancorp, Inc.............................................................             169             1,720
  #Waddell & Reed Financial, Inc................................................          23,438           643,373
   Washington Banking Co........................................................          11,296           149,559
   Washington Federal, Inc......................................................          79,945         1,259,933
  #Washington Trust Bancorp, Inc................................................          11,875           293,194
  *Waterstone Financial, Inc....................................................          11,872            29,086
   Wayne Savings Bancshares, Inc................................................             955             7,731
   Webster Financial Corp.......................................................          64,984         1,377,661
   Wells Fargo & Co.............................................................       1,257,937        36,744,340
   WesBanco, Inc................................................................          19,517           389,559
   West Bancorporation, Inc.....................................................          11,747           114,181
  *West Coast Bancorp...........................................................          13,578           216,976
  #Westamerica Bancorporation...................................................          15,980           742,271
  *Western Alliance Bancorp.....................................................          60,535           483,675

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Westfield Financial, Inc.....................................................          19,112   $       152,705
   Westwood Holdings Group, Inc.................................................           2,355            93,964
   White Mountains Insurance Group, Ltd.........................................           5,648         2,548,604
   White River Capital, Inc.....................................................             986            20,558
   Willis Group Holdings P.L.C..................................................          44,193         1,717,782
  *Wilshire Bancorp, Inc........................................................          25,736            90,076
  #Wintrust Financial Corp......................................................          26,686           817,926
 #*World Acceptance Corp........................................................           9,067           577,749
   WR Berkley Corp..............................................................          75,597         2,590,709
  *WSB Holdings, Inc............................................................           1,227             3,583
   WSFS Financial Corp..........................................................             650            25,292
   WVS Financial Corp...........................................................             803             6,990
   XL Group P.L.C...............................................................         178,607         3,620,364
  *Yadkin Valley Financial Corp.................................................           6,276            12,991
   Zions Bancorporation.........................................................         121,123         2,039,711
  *ZipRealty, Inc...............................................................          11,687            12,739
                                                                                                   ---------------
Total Financials................................................................                       625,239,589
                                                                                                   ---------------
Health Care -- (9.4%)
  *Abaxis, Inc..................................................................           5,390           145,961
   Abbott Laboratories..........................................................         273,692        14,820,422
  *ABIOMED, Inc.................................................................          20,235           374,550
 #*Acadia Healthcare Co., Inc...................................................           1,667            20,404
 #*Accretive Health, Inc........................................................          21,920           588,114
  *Accuray, Inc.................................................................          37,893           214,095
 #*Achillion Pharmaceuticals, Inc...............................................          12,188           135,165
  *Adcare Health Systems, Inc...................................................           2,841            13,580
  *Addus HomeCare Corp..........................................................           5,033            18,345
  *ADVENTRX Pharmaceuticals, Inc................................................           9,644             6,640
   Aetna, Inc...................................................................          88,007         3,845,906
  *Affymax, Inc.................................................................          23,828           190,386
  *Affymetrix, Inc..............................................................          48,866           235,045
  *Agilent Technologies, Inc....................................................          57,511         2,442,492
 #*Air Methods Corp.............................................................           7,500           632,250
 #*Akorn, Inc...................................................................           9,885           113,282
  *Albany Molecular Research, Inc...............................................          21,162            64,756
  *Alere, Inc...................................................................          53,568         1,293,667
  *Alexion Pharmaceuticals, Inc.................................................          34,740         2,666,642
  *Alexza Pharmaceuticals, Inc..................................................          19,627            14,720
  *Align Technology, Inc........................................................          43,722         1,030,090
  *Alkermes P.L.C...............................................................          44,565           838,268
   Allergan, Inc................................................................          57,362         5,042,693
  *Alliance HealthCare Services, Inc............................................          26,101            29,755
  *Allied Healthcare Products, Inc..............................................           1,583             5,493
 #*Allos Therapeutics, Inc......................................................          13,000            20,150
 #*Allscripts Healthcare Solutions, Inc.........................................         108,736         2,079,032
  *Almost Family, Inc...........................................................           5,361           101,001
 #*Alnylam Pharmaceuticals, Inc.................................................          20,161           233,061
  *Alphatec Holdings, Inc.......................................................          56,318            99,120
  *AMAG Pharmaceuticals, Inc....................................................          13,289           218,205
 #*Amedisys, Inc................................................................          17,883           187,772
  *American Dental Partners, Inc................................................          10,358           196,491
  *American Shared Hospital Services............................................             797             2,192
 #*AMERIGROUP Corp..............................................................          31,603         2,149,320
   AmerisourceBergen Corp.......................................................          68,769         2,679,928
   Amgen, Inc...................................................................         198,736        13,496,162
  *Amicus Therapeutics, Inc.....................................................           9,223            59,950
  *AMN Healthcare Services, Inc.................................................          25,158           128,054
  *Amsurg Corp..................................................................          23,267           599,125
  *Amylin Pharmaceuticals, Inc..................................................           4,175            59,410
   Analogic Corp................................................................           9,014           511,364

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *AngioDynamics, Inc...........................................................          18,665   $       241,898
  *Anika Therapeutics, Inc......................................................           9,432            86,774
 #*Anthera Pharmaceuticals, Inc.................................................             686             5,406
 #*ARCA Biopharma, Inc..........................................................           2,210             2,199
 #*Ariad Pharmaceuticals, Inc...................................................          65,500           966,125
  *Arqule, Inc..................................................................          11,832            93,473
  *Array BioPharma, Inc.........................................................          15,525            42,694
   Arrhythmia Research Technology, Inc..........................................           1,150             4,209
  *ArthroCare Corp..............................................................          14,843           458,797
  #Assisted Living Concepts, Inc. Class A.......................................          14,292           224,099
  *Astex Pharmaceuticals, Inc...................................................          33,366            90,422
 #*athenahealth, Inc............................................................          11,086           644,983
  *AtriCure, Inc................................................................           2,500            28,800
   Atrion Corp..................................................................           1,163           284,226
 #*AVANIR Pharmaceuticals, Inc. Class A.........................................           5,188            15,253
  *AVEO Pharmaceuticals, Inc....................................................           1,500            19,770
  *AVI BioPharma, Inc...........................................................           1,252             1,127
   Bard (C.R.), Inc.............................................................          18,019         1,667,118
   Baxter International, Inc....................................................          92,804         5,148,766
  #Becton Dickinson & Co........................................................          36,055         2,827,073
  *Bioanalytical Systems, Inc...................................................             400               524
  *BioClinica, Inc..............................................................           8,968            46,903
 #*BioCryst Pharmaceuticals, Inc................................................           9,125            31,846
  *Biogen Idec, Inc.............................................................          37,657         4,440,513
 #*BioMarin Pharmaceutical, Inc.................................................          57,376         2,046,602
 #*BioMimetic Therapeutics, Inc.................................................           4,613             9,088
  *Bio-Rad Laboratories, Inc. Class A...........................................          17,014         1,727,942
  *Bio-Rad Laboratories, Inc. Class B...........................................           1,562           158,605
 #*Bio-Reference Labs, Inc......................................................          15,100           292,185
  *BioScrip, Inc................................................................          39,491           213,646
 #*BioSpecifics Technologies Corp...............................................             900            17,118
 #*Boston Scientific Corp.......................................................         817,234         4,870,715
  *Bovie Medical Corp...........................................................           6,922            20,974
   Bristol-Myers Squibb Co......................................................         280,761         9,051,735
  *Brookdale Senior Living, Inc.................................................          61,601         1,084,178
 #*Bruker Corp..................................................................          41,350           587,170
  *Cambrex Corp.................................................................          20,942           164,604
   Cantel Medical Corp..........................................................          11,566           365,139
  *Capital Senior Living Corp...................................................          19,413           157,245
  *Cardica, Inc.................................................................           1,700             3,621
   Cardinal Health, Inc.........................................................          91,267         3,927,219
  *CardioNet, Inc...............................................................          13,382            42,153
 #*Cardiovascular Systems, Inc..................................................           2,588            23,706
  *CareFusion Corp..............................................................         125,196         2,998,444
  *CAS Medical Systems, Inc.....................................................           2,600             4,628
  *Catalyst Health Solutions, Inc...............................................          29,421         1,611,094
  *Celgene Corp.................................................................          79,949         5,812,292
 #*Celldex Therapeutics, Inc....................................................          23,473           111,497
 #*Celsion Corp.................................................................           3,000             6,300
 #*Centene Corp.................................................................          33,939         1,534,043
 #*Cepheid, Inc.................................................................          18,247           803,963
 #*Cerner Corp..................................................................          37,654         2,292,752
 #*Cerus Corp...................................................................           7,947            22,649
  *Charles River Laboratories International, Inc................................          37,269         1,258,574
  #Chemed Corp..................................................................          11,400           639,996
  *Chindex International, Inc...................................................           8,632            78,206
   Cigna Corp...................................................................         125,826         5,640,780
 #*Codexis, Inc.................................................................           5,607            31,231
  *Columbia Laboratories, Inc...................................................           3,090             2,599
  *CombiMatrix Corp.............................................................           1,786             3,036
  *Community Health Systems, Inc................................................          55,305         1,034,204

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   Computer Programs & Systems, Inc.............................................           2,569   $       147,075
  *Conceptus, Inc...............................................................          17,794           220,290
  *CONMED Corp..................................................................          19,305           567,567
  *Conmed Healthcare Management, Inc............................................           2,385             6,797
   Cooper Cos., Inc. (The)......................................................          35,185         2,538,246
  *Cornerstone Therapeutics, Inc................................................           1,213             7,387
 #*Corvel Corp..................................................................           4,785           232,934
  *Covance, Inc.................................................................          34,237         1,499,923
  *Coventry Health Care, Inc....................................................          80,385         2,417,177
   Covidien P.L.C...............................................................          74,451         3,834,227
  *Cross Country Healthcare, Inc................................................          18,516           114,244
  *CryoLife, Inc................................................................          18,567            99,148
 #*Cubist Pharmaceuticals, Inc..................................................          37,414         1,527,239
 #*Cumberland Pharmaceuticals, Inc..............................................          14,360            87,452
 #*Curis, Inc...................................................................             600             2,970
  *Cutera, Inc..................................................................           9,725            75,758
  *Cyberonics, Inc..............................................................           9,968           323,960
  *Cynosure, Inc. Class A.......................................................           6,183            86,129
  *Cytokinetics, Inc............................................................          14,824            15,565
 #*Cytori Therapeutics, Inc.....................................................           6,303            21,619
  *DaVita, Inc..................................................................          24,818         2,030,361
   Daxor Corp...................................................................           2,013            19,083
  #DENTSPLY International, Inc..................................................          39,741         1,499,825
 #*DepoMed, Inc.................................................................          26,458           158,748
  *Digirad Corp.................................................................           9,575            19,246
  *Durect Corp..................................................................          18,393            14,529
  *DUSA Pharmaceuticals, Inc....................................................           7,469            35,851
  *Dyax Corp....................................................................          24,678            40,225
  *Dynacq Healthcare, Inc.......................................................           2,500             2,350
  *Edwards Lifesciences Corp....................................................          31,200         2,579,304
   Eli Lilly & Co...............................................................         175,389         6,969,959
  *Emergent Biosolutions, Inc...................................................          24,827           421,314
 #*Emeritus Corp................................................................          21,583           376,839
  *Endo Pharmaceuticals Holdings, Inc...........................................          79,037         2,937,805
 #*Endologix, Inc...............................................................           8,961           116,314
   Ensign Group, Inc. (The).....................................................          12,887           341,634
  *EnteroMedics, Inc............................................................             100               228
  *Enzo Biochem, Inc............................................................          23,675            60,371
 #*Enzon Pharmaceuticals, Inc...................................................          34,329           244,766
 #*eResearch Technology, Inc....................................................          32,255           178,693
 #*Exact Sciences Corp..........................................................           1,550            14,477
 #*Exactech, Inc................................................................           8,487           140,375
 #*Exelixis, Inc................................................................          27,064           143,980
 #*Express Scripts, Inc.........................................................          93,072         4,761,564
  *Five Star Quality Care, Inc..................................................          21,218            77,021
  *Forest Laboratories, Inc.....................................................         147,302         4,681,258
  *Furiex Pharmaceuticals, Inc..................................................           6,322           100,204
 #*Genomic Health, Inc..........................................................           3,878           107,614
  *Gen-Probe, Inc...............................................................          26,722         1,788,503
 #*Gentiva Health Services, Inc.................................................          18,665           135,508
  *GenVec, Inc..................................................................             183               434
 #*Geron Corp...................................................................          21,319            42,212
 #*Gilead Sciences, Inc.........................................................         128,752         6,288,248
  *Greatbatch, Inc..............................................................          17,195           402,707
  *GTx, Inc.....................................................................           7,701            45,051
  *Haemonetics Corp.............................................................          14,062           913,468
 #*Halozyme Therapeutics, Inc...................................................           4,745            50,107
 #*Hanger Orthopedic Group, Inc.................................................          21,967           430,334
  *Harvard Bioscience, Inc......................................................          17,901            72,678
  *Health Management Associates, Inc............................................         131,665           843,973
  *Health Net, Inc..............................................................          61,334         2,314,745

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *HealthSouth Corp.............................................................          49,567   $       956,147
  *HealthStream, Inc............................................................          10,500           195,090
  *Healthways, Inc..............................................................          22,346           168,936
 #*Henry Schein, Inc............................................................          27,696         1,963,369
   Hill-Rom Holdings, Inc.......................................................          33,968         1,121,284
  *Hi-Tech Pharmacal Co., Inc...................................................           7,700           300,146
 #*HMS Holdings Corp............................................................          20,013           660,629
 #*Hologic, Inc.................................................................         140,499         2,864,775
  *Hospira, Inc.................................................................          40,212         1,385,706
   Humana, Inc..................................................................          90,102         8,020,880
 #*ICU Medical, Inc.............................................................           9,285           431,474
 #*Idenix Pharmaceuticals, Inc..................................................          25,986           347,953
  *Idera Pharmaceuticals, Inc...................................................          12,837            13,607
 #*IDEXX Laboratories, Inc......................................................          12,800         1,082,752
 #*Illumina, Inc................................................................          25,206         1,304,663
 #*ImmunoGen, Inc...............................................................           2,932            41,400
 #*Immunomedics, Inc............................................................          17,369            61,139
 #*Impax Laboratories, Inc......................................................          36,467           688,132
 #*Incyte Corp..................................................................          71,923         1,273,037
 #*Infinity Pharmaceuticals, Inc................................................          11,703            71,154
  *Integra LifeSciences Holdings Corp...........................................          14,948           441,265
  *IntegraMed America, Inc......................................................           6,946            62,861
 #*InterMune, Inc...............................................................          26,758           401,370
  *Intuitive Surgical, Inc......................................................           6,584         3,028,047
   Invacare Corp................................................................          21,051           359,551
 #*IPC The Hospitalist Co.......................................................           9,110           306,916
  *Iridex Corp..................................................................           4,016            15,662
  *IRIS International, Inc......................................................          11,087           108,542
  *ISTA Pharmaceuticals, Inc....................................................          15,415           124,245
  *Jazz Pharmaceuticals P.L.C...................................................          20,975           975,338
   Johnson & Johnson............................................................         483,862        31,891,344
 #*Kensey Nash Corp.............................................................           4,821           111,895
 #*Keryx Biopharmaceuticals, Inc................................................           1,443             4,892
   Kewaunee Scientific Corp.....................................................           1,352            12,574
  *Kindred Healthcare, Inc......................................................          32,837           402,910
 #*K-V Pharmaceutical Co. Class A...............................................          17,927            36,930
  *K-V Pharmaceutical Co. Class B...............................................           3,153             6,716
 #*Laboratory Corp. of America Holdings.........................................          23,347         2,133,682
   Landauer, Inc................................................................           3,384           192,279
 #*Lannet Co., Inc..............................................................          16,569            84,171
  *LCA-Vision, Inc..............................................................           8,304            42,184
   LeMaitre Vascular, Inc.......................................................           8,529            49,383
  *LHC Group, Inc...............................................................          11,200           165,984
  *Life Technologies Corp.......................................................          95,153         4,608,260
  *LifePoint Hospitals, Inc.....................................................          35,763         1,437,315
  #Lincare Holdings, Inc........................................................          50,411         1,295,059
  *Luminex Corp.................................................................          24,708           486,748
  *Luna Innovations, Inc........................................................              90               159
 #*Magellan Health Services, Inc................................................          21,123         1,031,225
 #*MannKind Corp................................................................          12,777            34,498
  *MAP Pharmaceuticals, Inc.....................................................             467             6,608
 #*Masimo Corp..................................................................           5,920           126,688
  *Maxygen, Inc.................................................................          18,827           105,243
   McKesson Corp................................................................          49,595         4,052,903
  *MedAssets, Inc...............................................................          35,381           373,623
  *MedCath Corp.................................................................          11,283            81,802
  *Medco Health Solutions, Inc..................................................          59,160         3,669,103
  *Medical Action Industries, Inc...............................................          11,743            62,238
  *Medicines Co. (The)..........................................................          30,527           614,203
  *MediciNova, Inc..............................................................           1,257             2,376
   Medicis Pharmaceutical Corp. Class A.........................................          36,160         1,196,534

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Medidata Solutions, Inc......................................................           5,379   $       112,421
 #*Medivation, Inc..............................................................           6,385           353,793
 #*Mednax, Inc..................................................................          28,041         1,997,080
  *Medtox Scientific, Inc.......................................................           4,380            74,460
   Medtronic, Inc...............................................................         179,623         6,928,059
   Merck & Co., Inc.............................................................         713,522        27,299,352
 #*Merge Healthcare, Inc........................................................          18,479           101,265
  #Meridian Bioscience, Inc.....................................................           7,352           128,219
  *Merit Medical Systems, Inc...................................................          31,114           439,019
  *Metropolitan Health Networks, Inc............................................          25,703           206,138
 #*Mettler Toledo International, Inc............................................           7,700         1,351,350
 #*Micromet, Inc................................................................          22,946           250,800
  *Misonix, Inc.................................................................           2,220             4,129
 #*Molina Healthcare, Inc.......................................................          32,500           994,825
 #*Momenta Pharmaceuticals, Inc.................................................          28,302           444,058
  *MWI Veterinary Supply, Inc...................................................           6,935           544,467
  *Mylan, Inc...................................................................         188,896         3,919,592
  *Myrexis, Inc.................................................................          16,233            46,102
  *Myriad Genetics, Inc.........................................................          50,311         1,190,358
  *Nabi Biopharmaceuticals......................................................          11,200            20,720
  *Nanosphere, Inc..............................................................          12,030            22,496
   National Healthcare Corp.....................................................           9,570           424,238
   National Research Corp.......................................................           3,631           142,952
 #*Natus Medical, Inc...........................................................          23,897           270,275
  *Navidea Biopharmaceuticals, Inc..............................................             100               270
 #*Neogen Corp..................................................................           7,951           258,964
 #*Neuralstem, Inc..............................................................          11,052            11,384
  *Neurocrine Biosciences, Inc..................................................           9,250            86,025
  *NeurogesX, Inc...............................................................           2,593             2,645
 #*Novavax, Inc.................................................................           8,202            12,385
  *NPS Pharmaceuticals, Inc.....................................................           4,761            36,564
  *NuVasive, Inc................................................................          26,387           408,998
 #*NxStage Medical, Inc.........................................................           2,624            47,075
  *Obagi Medical Products, Inc..................................................          10,400           106,600
  #Omnicare, Inc................................................................          80,336         2,637,431
  *Omnicell, Inc................................................................          21,425           331,659
 #*OncoGenex Pharmaceutical, Inc................................................           1,100            15,290
 #*Oncothyreon, Inc.............................................................             730             4,971
  *Onyx Pharmaceuticals, Inc....................................................          37,816         1,548,187
 #*Optimer Pharmaceuticals, Inc.................................................           4,919            63,799
  *OraSure Technologies, Inc....................................................          21,612           240,542
  *Orexigen Therapeutics, Inc...................................................          10,371            28,417
  *Orthofix International N.V...................................................          10,589           425,148
 #*Osiris Therapeutics, Inc.....................................................           8,066            47,025
  #Owens & Minor, Inc...........................................................          35,824         1,089,408
  *Pain Therapeutics, Inc.......................................................          19,386            85,880
  *Palomar Medical Technologies, Inc............................................          13,478           121,976
 #*Par Pharmaceutical Cos., Inc.................................................          21,351           770,985
 #*PAREXEL International Corp...................................................          37,527           904,401
  #Patterson Cos., Inc..........................................................          64,288         2,070,716
  *PDI, Inc.....................................................................          10,163            65,145
  #PDL BioPharma, Inc...........................................................          82,082           524,504
  #PerkinElmer, Inc.............................................................          77,999         1,870,416
  *Pernix Therapeutics Holdings, Inc............................................           2,907            29,244
  #Perrigo Co...................................................................          21,077         2,014,961
   Pfizer, Inc..................................................................       1,918,130        41,047,982
  *PharMerica Corp..............................................................          19,097           239,667
 #*PhotoMedex, Inc..............................................................           1,273            16,880
  *Poniard Pharmaceuticals, Inc.................................................              75                75
  *Pozen, Inc...................................................................           7,326            31,209
  *Progenics Pharmaceuticals, Inc...............................................          16,764           161,605

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *ProPhase Labs, Inc...........................................................           3,827   $         4,592
  *Providence Service Corp......................................................           8,657           130,634
  *pSivida Corp.................................................................          11,148            13,378
 #*PSS World Medical, Inc.......................................................          31,013           752,686
   Psychemedics Corp............................................................             400             3,888
  #Quality Systems, Inc.........................................................          17,060           691,954
   Quest Diagnostics, Inc.......................................................          51,406         2,985,660
 #*Questcor Pharmaceuticals, Inc................................................          23,945           848,371
 #*Quidel Corp..................................................................          19,715           281,924
  *RadNet, Inc..................................................................          11,458            28,760
 #*Raptor Pharmaceutical Corp...................................................             152             1,088
 #*Regeneron Pharmaceuticals, Inc...............................................          26,202         2,380,714
  *Repligen Corp................................................................          18,336            73,527
 #*ResMed, Inc..................................................................          42,135         1,223,179
  *Retractable Technologies, Inc................................................           2,700             4,374
  *Rigel Pharmaceuticals, Inc...................................................          38,263           373,830
 #*Rochester Medical Corp.......................................................           7,088            52,806
 #*Rockwell Medical Technologies, Inc...........................................           3,676            39,811
  *RTI Biologics, Inc...........................................................          40,507           139,749
  *Salix Pharmaceuticals, Ltd...................................................          22,724         1,095,297
 #*Sangamo BioSciences, Inc.....................................................           6,014            20,748
  *Santarus, Inc................................................................          24,599           120,535
  *SciClone Pharmaceuticals, Inc................................................          37,669           180,435
 #*Seattle Genetics, Inc........................................................          35,600           673,908
 #*Select Medical Holdings Corp.................................................         108,930           903,030
  *SeraCare Life Sciences, Inc..................................................             259               844
  *Sirona Dental Systems, Inc...................................................          30,895         1,493,773
  *Skilled Healthcare Group, Inc. Class A.......................................          12,856            78,936
  *Solta Medical, Inc...........................................................          37,362           112,086
  *Somaxon Pharmaceuticals, Inc.................................................           2,500             1,400
  *SonoSite, Inc................................................................           7,900           425,889
   Span-American Medical System, Inc............................................           1,628            24,713
  *Spectranetics Corp...........................................................          16,764           139,644
 #*Spectrum Pharmaceuticals, Inc................................................          28,688           403,640
  *SRI/Surgical Express, Inc....................................................           3,432            13,831
   St. Jude Medical, Inc........................................................          53,740         2,241,495
 #*Staar Surgical Co............................................................           7,839            85,367
 #*Stereotaxis, Inc.............................................................          18,999            13,375
  #STERIS Corp..................................................................          32,576           979,886
  *Strategic Diagnostics, Inc...................................................           6,364            11,773
  #Stryker Corp.................................................................          47,559         2,636,195
  *Sucampo Pharmaceuticals, Inc. Class A........................................           7,466            33,149
  *Sun Healthcare Group, Inc....................................................          13,160            59,746
  *SunLink Health Systems, Inc..................................................           2,605             3,465
 #*Sunrise Senior Living, Inc...................................................          29,738           211,437
  *SurModics, Inc...............................................................          12,697           183,091
  *Symmetry Medical, Inc........................................................          26,614           199,871
 #*Synageva BioPharma Corp......................................................           1,997            70,953
  *Synovis Life Technologies, Inc...............................................           7,241           202,531
 #*Synta Pharmaceuticals Corp...................................................           5,730            26,530
 #*Targacept, Inc...............................................................           1,302             7,916
  *Team Health Holdings, Inc....................................................          33,703           694,282
   Techne Corp..................................................................          20,361         1,389,638
   Teleflex, Inc................................................................          30,184         1,846,959
 #*Tenet Healthcare Corp........................................................         322,474         1,705,887
  *Theragenics Corp.............................................................           4,600             7,728
 #*Theravance, Inc..............................................................          26,533           470,695
  *Thermo Fisher Scientific, Inc................................................          94,113         4,978,578
  *Thoratec Corp................................................................          37,012         1,088,153
  *TranS1, Inc..................................................................          10,703            31,253
 #*Transcend Services, Inc......................................................           6,275           155,746

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Transcept Pharmaceuticals, Inc...............................................           8,566   $        68,699
  *Triple-S Management Corp. Class B............................................          14,326           305,574
   U.S. Physical Therapy, Inc...................................................           6,400           130,560
 #*United Therapeutics Corp.....................................................          34,678         1,705,464
   UnitedHealth Group, Inc......................................................         245,508        12,714,859
  *Universal American Corp......................................................          57,406           630,892
   Universal Health Services, Inc...............................................          62,318         2,573,110
 #*Urologix, Inc................................................................             800               848
 #*Uroplasty, Inc...............................................................           2,100             7,161
   Utah Medical Products, Inc...................................................           2,094            60,538
 #*Varian Medical Systems, Inc..................................................          24,047         1,583,976
  *Vascular Solutions, Inc......................................................           9,430           104,956
  *VCA Antech, Inc..............................................................          64,308         1,439,213
  *Vertex Pharmaceuticals, Inc..................................................          39,868         1,473,123
 #*Vical, Inc...................................................................          37,310           130,958
 #*Viropharma, Inc..............................................................          52,023         1,549,765
  *Warner Chilcott P.L.C........................................................          39,600           668,052
  *Waters Corp..................................................................          20,081         1,738,412
  *Watson Pharmaceuticals, Inc..................................................          72,376         4,243,405
  *WellCare Health Plans, Inc...................................................          25,906         1,548,143
   WellPoint, Inc...............................................................          93,043         5,984,526
  #West Pharmaceutical Services, Inc............................................          23,304           943,346
 #*Wright Medical Group, Inc....................................................          28,855           489,092
  *XenoPort, Inc................................................................          18,266            76,535
   Young Innovations, Inc.......................................................           5,683           173,559
 #*Zalicus, Inc.................................................................          19,864            21,254
 #*Zimmer Holdings, Inc.........................................................          96,895         5,886,371
  *Zoll Medical Corp............................................................          10,656           730,788
                                                                                                   ---------------
Total Health Care...............................................................                       448,612,314
                                                                                                   ---------------
Industrials -- (11.5%)
 #*3D Systems Corp..............................................................          28,480           544,538
   3M Co........................................................................         113,808         9,868,292
   A.O. Smith Corp..............................................................          29,011         1,232,387
  *A.T. Cross Co. Class A.......................................................           3,732            37,021
 #*A123 Systems, Inc............................................................          85,074           184,611
  #AAON, Inc....................................................................          14,477           293,159
   AAR Corp.....................................................................          28,004           593,405
  #ABM Industries, Inc..........................................................          39,410           855,197
 #*Acacia Research - Acacia Technologies........................................          20,276           834,560
  *ACCO Brands Corp.............................................................          26,346           279,795
  #Aceto Corp...................................................................          18,935           138,983
  *Active Power, Inc............................................................           1,800             1,550
   Actuant Corp. Class A........................................................          50,849         1,289,022
  #Acuity Brands, Inc...........................................................          25,555         1,488,068
 #*Advisory Board Co. (The).....................................................           5,300           404,284
  *AECOM Technology Corp........................................................          82,669         1,892,293
 #*Aegion Corp..................................................................          24,420           416,849
  *AeroCentury Corp.............................................................             691             6,668
  *Aerosonic Corp...............................................................             400             1,352
 #*Aerovironment, Inc...........................................................          11,874           330,928
 #*AGCO Corp....................................................................          52,124         2,654,675
  *Air Transport Services Group, Inc............................................          40,249           241,896
   Aircastle, Ltd...............................................................          39,578           558,050
   Alamo Group, Inc.............................................................           8,637           251,337
  *Alaska Air Group, Inc........................................................          26,397         2,009,604
  #Albany International Corp. Class A...........................................          20,578           494,284
  #Alexander & Baldwin, Inc.....................................................          30,930         1,462,989
 #*Allegiant Travel Co..........................................................          11,184           614,784
   Alliant Techsystems, Inc.....................................................          24,471         1,453,822
 .*Allied Defense Group, Inc....................................................           3,200            10,080

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Allied Motion Technologies, Inc..............................................           3,716   $        22,147
  *Altra Holdings, Inc..........................................................          15,256           292,763
   Amerco, Inc..................................................................          13,434         1,299,336
  *Ameresco, Inc. Class A.......................................................          10,702           140,303
  *American Railcar Industries, Inc.............................................          15,717           410,214
  *American Reprographics Co....................................................          27,881           167,565
  #American Science & Engineering, Inc..........................................           4,959           354,569
   American Woodmark Corp.......................................................          10,040           142,769
   AMETEK, Inc..................................................................          47,223         2,219,481
   Ampco-Pittsburgh Corp........................................................           6,926           148,563
  *AMREP Corp...................................................................           2,800            16,800
   Apogee Enterprises, Inc......................................................          20,163           277,241
  *Applied Energetics, Inc......................................................           4,327               281
   Applied Industrial Technologies, Inc.........................................          28,191         1,087,609
  #Argan, Inc...................................................................           8,226           119,277
   Arkansas Best Corp...........................................................          18,076           327,537
  *Armstrong World Industries, Inc..............................................          29,255         1,366,209
  *Arotech Corp.................................................................             901             1,108
 #*Ascent Solar Technologies, Inc...............................................          14,292            10,576
  *Astec Industries, Inc........................................................          16,659           563,407
 #*Astronics Corp...............................................................           5,176           172,413
 #*Astronics Corp. Class B......................................................             760            25,346
  *Atlas Air Worldwide Holdings, Inc............................................          17,078           813,511
  *Avalon Holding Corp. Class A.................................................             500             1,805
   Avery Dennison Corp..........................................................          73,357         1,991,643
 #*Avis Budget Group, Inc.......................................................          71,119         1,020,558
   AZZ, Inc.....................................................................           8,433           413,976
  *Babcock & Wilcox Co. (The)...................................................          70,102         1,742,035
  #Badger Meter, Inc............................................................           8,972           288,360
  *Baldwin Technology Co., Inc. Class A.........................................           2,697             2,427
 #*Baltic Trading, Ltd..........................................................           2,517            10,647
   Barnes Group, Inc............................................................          40,195         1,016,532
   Barrett Business Services, Inc...............................................           7,032           135,366
  *BE Aerospace, Inc............................................................          54,163         2,285,679
  *Beacon Roofing Supply, Inc...................................................          32,460           742,036
  #Belden, Inc..................................................................          24,620           965,350
  *Blount International, Inc....................................................          17,883           293,639
  *BlueLinx Holdings, Inc.......................................................          19,016            34,039
   Boeing Co. (The).............................................................         108,365         8,038,516
  #Brady Corp. Class A..........................................................          36,205         1,171,956
  *Breeze-Eastern Corp..........................................................           4,762            40,882
  #Briggs & Stratton Corp.......................................................          36,773           574,027
  #Brink's Co. (The)............................................................          25,656           723,243
  *Broadwind Energy, Inc........................................................           4,883             3,320
  *Builders FirstSource, Inc....................................................          59,666           150,955
   C.H. Robinson Worldwide, Inc.................................................          37,943         2,611,996
  *CAI International, Inc.......................................................          12,102           210,817
   Carlisle Cos., Inc...........................................................          40,715         1,943,327
   Cascade Corp.................................................................           7,427           422,002
  *Casella Waste Systems, Inc. Class A..........................................          16,529           113,554
   Caterpillar, Inc.............................................................         109,614        11,961,080
  *CBIZ, Inc....................................................................          35,174           220,541
  #CDI Corp.....................................................................          13,905           208,158
  #CECO Environmental Corp......................................................           6,801            43,662
   Celadon Group, Inc...........................................................          16,666           249,157
 #*Cenveo, Inc..................................................................          15,862            53,138
  *Ceradyne, Inc................................................................          16,580           548,632
  *Champion Industries, Inc.....................................................           2,518             2,037
  *Chart Industries, Inc........................................................          17,488           975,131
  #Chase Corp...................................................................           5,531            73,562
   Chicago Rivet & Machine Co...................................................             474             8,769

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Cintas Corp..................................................................          87,943   $     3,258,288
  #CIRCOR International, Inc....................................................          11,926           452,115
   CLAROC, Inc..................................................................          29,832         1,533,663
 #*Clean Harbors, Inc...........................................................          31,510         1,999,310
  *CNH Global N.V...............................................................          45,165         1,885,187
  *Coleman Cable, Inc...........................................................           5,248            56,311
  *Colfax Corp..................................................................          22,848           693,665
  *Columbus McKinnon Corp.......................................................          12,200           194,590
  #Comfort Systems USA, Inc.....................................................          27,756           331,962
  *Command Security Corp........................................................           4,000             6,480
  *Commercial Vehicle Group, Inc................................................          13,542           169,410
   CompX International, Inc.....................................................           1,315            19,975
  *Consolidated Graphics, Inc...................................................           7,600           386,004
   Con-way, Inc.................................................................          39,482         1,253,159
   Cooper Industries P.L.C......................................................          53,528         3,164,575
  *Copart, Inc..................................................................          38,227         1,798,198
   Corporate Executive Board Co.................................................          11,407           448,637
 #*Corrections Corp. of America.................................................          73,336         1,725,596
 #*CoStar Group, Inc............................................................           6,031           341,777
   Courier Corp.................................................................           8,675           107,310
   Covanta Holding Corp.........................................................          98,983         1,414,467
  *Covenant Transportation Group, Inc. Class A..................................           6,622            21,853
  *CPI Aerostructures, Inc......................................................           4,216            59,193
  *CRA International, Inc.......................................................           6,991           151,076
   Crane Co.....................................................................          32,323         1,551,504
   CSX Corp.....................................................................         255,891         5,770,342
  #Cubic Corp...................................................................          15,041           695,496
   Cummins, Inc.................................................................          38,005         3,952,520
  #Curtiss-Wright Corp..........................................................          34,328         1,282,494
  #Danaher Corp.................................................................          96,779         5,081,865
   Deere & Co...................................................................          67,811         5,841,918
  *Delta Air Lines, Inc.........................................................         168,402         1,776,641
   Deluxe Corp..................................................................          29,896           764,441
 #*DigitalGlobe, Inc............................................................          31,196           489,465
 #*Dollar Thrifty Automotive Group, Inc.........................................          16,564         1,219,939
   Donaldson Co., Inc...........................................................          16,738         1,210,157
   Douglas Dynamics, Inc........................................................          16,118           219,366
   Dover Corp...................................................................          64,568         4,094,257
  *Ducommun, Inc................................................................           6,771            97,841
  #Dun & Bradstreet Corp. (The).................................................          26,508         2,195,127
  *DXP Enterprises, Inc.........................................................           8,278           279,217
  *Dycom Industries, Inc........................................................          24,710           528,053
   Dynamic Materials Corp.......................................................           9,067           200,381
  *Eagle Bulk Shipping, Inc.....................................................          25,976            36,886
  #Eastern Co. (The)............................................................           2,746            55,332
   Eaton Corp...................................................................          88,566         4,342,391
   Ecology & Environment, Inc. Class A..........................................           1,744            29,753
  #EMCOR Group, Inc.............................................................          49,542         1,428,296
   Emerson Electric Co..........................................................         123,306         6,335,462
  #Encore Wire Corp.............................................................          17,183           469,096
  *Ener1, Inc...................................................................          34,762               553
 #*Energy Conversion Devices, Inc...............................................          20,113            20,314
 #*Energy Recovery, Inc.........................................................          31,423            77,615
  *EnergySolutions, Inc.........................................................          55,512           197,623
 #*EnerNOC, Inc.................................................................          11,348           103,834
  *EnerSys......................................................................          34,131           989,116
  #Ennis, Inc...................................................................          18,031           298,233
  *EnPro Industries, Inc........................................................          14,303           505,039
  *Environmental Tectonics Corp.................................................             871             1,568
  #Equifax, Inc.................................................................          52,195         2,034,039
   ESCO Technologies, Inc.......................................................          19,543           587,658

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Espey Manufacturing & Electronics Corp.......................................           1,389   $        33,128
  *Esterline Technologies Corp..................................................          20,643         1,262,319
 #*Excel Maritime Carriers, Ltd.................................................          42,173            61,994
   Exelis, Inc..................................................................         116,272         1,161,557
   Expeditors International of Washington, Inc..................................          47,328         2,113,195
  *Exponent, Inc................................................................           7,734           377,806
  #Fastenal Co..................................................................          64,873         3,028,272
  *Federal Signal Corp..........................................................          40,413           170,947
   FedEx Corp...................................................................          74,852         6,848,209
  *Flanders Corp................................................................          13,504            41,592
  *Flow International Corp......................................................          27,326           103,019
   Flowserve Corp...............................................................          14,955         1,647,592
   Fluor Corp...................................................................          54,753         3,079,309
  *Fortune Brands Home & Security, Inc..........................................          75,890         1,409,277
  #Forward Air Corp.............................................................          16,756           586,460
  *Franklin Covey Co............................................................          10,947            96,334
   Franklin Electric Co., Inc...................................................          13,086           655,085
  *Freightcar America, Inc......................................................           8,355           181,387
  *Frozen Food Express Industries...............................................           7,185             9,700
 #*FTI Consulting, Inc..........................................................          30,415         1,302,370
  *Fuel Tech, Inc...............................................................          16,148            97,372
  *Furmanite Corp...............................................................          19,394           149,528
   G & K Services, Inc. Class A.................................................          13,779           452,778
   Gardner Denver Machinery, Inc................................................          12,475           930,635
   GATX Corp....................................................................          34,556         1,483,835
 #*Genco Shipping & Trading, Ltd................................................          25,279           176,953
  *Gencor Industries, Inc.......................................................           2,365            16,957
 #*GenCorp, Inc.................................................................          29,869           163,981
  *Generac Holdings, Inc........................................................          35,877         1,042,586
 #*General Cable Corp...........................................................          33,168         1,023,564
   General Dynamics Corp........................................................          73,578         5,088,654
   General Electric Co..........................................................       2,588,083        48,423,033
 #*Genesee & Wyoming, Inc.......................................................          25,745         1,598,764
 #*GEO Group, Inc. (The)........................................................          42,801           752,442
  *GeoEye, Inc..................................................................          14,892           326,284
  *Gibraltar Industries, Inc....................................................          21,979           344,411
  *Global Power Equipment Group, Inc............................................          10,773           276,327
   Goodrich Corp................................................................          39,140         4,882,715
  #Gorman-Rupp Co. (The)........................................................          11,865           372,324
 #*GP Strategies Corp...........................................................          12,507           183,853
  #Graco, Inc...................................................................          17,734           815,409
  *Graftech International, Ltd..................................................          87,169         1,431,315
   Graham Corp..................................................................           5,639           123,043
  #Granite Construction, Inc....................................................          28,400           756,292
   Great Lakes Dredge & Dock Corp...............................................          41,021           262,534
  *Greenbrier Cos., Inc.........................................................          19,594           435,966
  #Griffon Corp.................................................................          45,231           450,953
  *H&E Equipment Services, Inc..................................................          24,596           417,886
   Hardinge, Inc................................................................           6,930            73,666
   Harsco Corp..................................................................          50,640         1,125,727
  *Hawaiian Holdings, Inc.......................................................          34,684           241,401
  #Healthcare Services Group, Inc...............................................          15,109           282,387
  #Heartland Express, Inc.......................................................          51,315           760,488
  #HEICO Corp...................................................................          10,010           556,556
   HEICO Corp. Class A..........................................................          14,640           564,372
   Heidrick & Struggles International, Inc......................................          13,109           288,136
 #*Heritage-Crystal Clean, Inc..................................................           4,417            90,902
  #Herman Miller, Inc...........................................................          15,000           316,800
 #*Hertz Global Holdings, Inc...................................................         204,378         2,779,541
  *Hexcel Corp..................................................................          60,713         1,522,075
  *Hill International, Inc......................................................          25,416           151,225

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   HNI Corp.....................................................................          26,307   $       713,709
 #*Hoku Corp....................................................................          23,682            16,104
   Honeywell International, Inc.................................................         122,709         7,122,030
  *Horizon Lines, Inc. Class A..................................................             280               714
   Houston Wire & Cable Co......................................................          10,446           149,064
 #*Hub Group, Inc. Class A......................................................          21,221           726,395
   Hubbell, Inc. Class A........................................................           4,100           274,454
   Hubbell, Inc. Class B........................................................          27,464         1,976,309
  *Hudson Highland Group, Inc...................................................          22,992           123,007
 #*Huntington Ingalls Industries, Inc...........................................          11,435           430,871
  *Hurco Cos., Inc..............................................................           4,316           101,728
  *Huron Consulting Group, Inc..................................................          13,688           513,026
  *Huttig Building Products, Inc................................................           2,588             1,747
  *ICF International, Inc.......................................................          14,351           406,707
   IDEX Corp....................................................................          57,371         2,324,673
  *IHS, Inc.....................................................................          11,013           985,443
 #*II-VI, Inc...................................................................          33,040           760,250
   Illinois Tool Works, Inc.....................................................          85,677         4,543,451
  *Ingersoll-Rand P.L.C.........................................................          72,320         2,526,861
 #*InnerWorkings, Inc...........................................................          26,429           291,512
  *Innotrac Corp................................................................           1,251             1,520
  *Innovative Solutions & Support, Inc..........................................          10,181            39,706
   Insperity, Inc...............................................................          15,160           424,783
  #Insteel Industries, Inc......................................................          11,991           153,485
  *Integrated Electrical Services, Inc..........................................           5,398            13,117
  #Interface, Inc. Class A......................................................          19,104           253,892
  *Interline Brands, Inc........................................................          23,772           404,362
   International Shipholding Corp...............................................           3,805            86,564
   Intersections, Inc...........................................................          10,675           131,089
   Iron Mountain, Inc...........................................................          67,554         2,082,014
   ITT Corp.....................................................................          55,030         1,196,352
   J.B. Hunt Transport Services, Inc............................................          25,261         1,290,079
  *Jacobs Engineering Group, Inc................................................          70,667         3,163,055
 #*JetBlue Airways Corp.........................................................         220,823         1,309,480
   John Bean Technologies Corp..................................................          15,319           251,385
   Joy Global, Inc..............................................................          25,183         2,283,846
  *Kadant, Inc..................................................................           7,600           184,376
   Kaman Corp...................................................................          14,695           458,043
  *Kansas City Southern.........................................................          54,035         3,708,962
 #*KAR Auction Services, Inc....................................................          44,877           661,487
  #Kaydon Corp..................................................................          23,850           813,762
   KBR, Inc.....................................................................          78,319         2,517,173
   Kelly Services, Inc. Class A.................................................          24,453           395,160
   Kelly Services, Inc. Class B.................................................             319             5,254
   Kennametal, Inc..............................................................          55,907         2,410,151
  *Key Technology, Inc..........................................................           3,418            42,554
 #*Kforce, Inc..................................................................          26,002           323,465
   Kimball International, Inc. Class B..........................................          20,129           122,586
 #*Kirby Corp...................................................................          33,086         2,209,152
  #Knight Transportation, Inc...................................................          50,131           882,807
   Knoll, Inc...................................................................          26,794           427,632
  *Korn/Ferry International.....................................................          32,907           540,662
 #*Kratos Defense & Security Solutions, Inc.....................................          20,641           140,152
   L.B. Foster Co. Class A......................................................           6,564           195,935
   L.S. Starrett Co. Class A....................................................           4,101            59,506
   L-3 Communications Holdings, Inc.............................................          55,582         3,931,871
   Landstar System, Inc.........................................................          13,629           697,123
   Lawson Products, Inc.........................................................           5,743            96,425
  *Layne Christensen Co.........................................................          14,487           336,533
  #Lennox International, Inc....................................................          30,639         1,109,132
  #Lincoln Electric Holdings, Inc...............................................          51,020         2,191,309

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Lindsay Corp.................................................................           7,127   $       435,674
 #*LMI Aerospace, Inc...........................................................           8,374           165,721
  #Lockheed Martin Corp.........................................................          49,759         4,096,161
   LSI Industries, Inc..........................................................          17,359           123,422
 #*Lydall, Inc..................................................................          10,295            96,979
  *Magnetek, Inc................................................................             190             2,616
  *Manitex International, Inc...................................................           2,000            11,780
  #Manitowoc Co., Inc. (The)....................................................          64,566           867,767
  #Manpower, Inc................................................................          54,872         2,200,916
   Marten Transport, Ltd........................................................          15,811           345,470
  #Masco Corp...................................................................         154,400         1,863,608
 #*MasTec, Inc..................................................................          59,632           971,405
 #*McEwen Mining, Inc...........................................................          40,866           237,023
   McGrath Rentcorp.............................................................          17,914           570,382
  *Meritor, Inc.................................................................          37,549           235,808
  *Metalico, Inc................................................................          29,181           106,219
   Met-Pro Corp.................................................................           9,476            99,403
  *MFRI, Inc....................................................................           3,034            22,391
  *Michael Baker Corp...........................................................           6,561           160,679
  *Microvision, Inc.............................................................          15,000             5,850
 #*Middleby Corp................................................................          11,087         1,066,015
   Miller Industries, Inc.......................................................           8,217           134,019
   Mine Safety Appliances Co....................................................          20,655           705,162
  *Mistras Group, Inc...........................................................          16,244           365,815
 #*Mobile Mini, Inc.............................................................          31,726           659,901
 #*Moog, Inc. Class A...........................................................          30,280         1,290,534
  *Moog, Inc. Class B...........................................................           3,048           130,119
   MSC Industrial Direct Co., Inc. Class A......................................          15,003         1,140,528
   Mueller Industries, Inc......................................................          27,214         1,203,131
 #*Mueller Water Products, Inc. Class A.........................................          97,091           266,029
   Multi-Color Corp.............................................................           9,236           211,597
  *MYR Group, Inc...............................................................          13,602           271,768
   NACCO Industries, Inc. Class A...............................................           4,564           466,441
  #National Presto Industries, Inc..............................................           4,077           398,404
  *National Technical Systems, Inc..............................................           4,603            23,890
  *Navigant Consulting, Inc.....................................................          36,083           462,223
  *Navistar International Corp..................................................          35,661         1,543,765
  *NN, Inc......................................................................           8,625            67,361
  #Nordson Corp.................................................................          22,765         1,032,165
   Norfolk Southern Corp........................................................          84,372         6,091,658
   Northrop Grumman Corp........................................................          61,582         3,574,835
  *Northwest Pipe Co............................................................           6,420           146,440
 #*Ocean Power Technologies, Inc................................................           5,515            15,828
  *Old Dominion Freight Line, Inc...............................................          32,875         1,401,132
 #*Omega Flex, Inc..............................................................           3,648            58,404
  *On Assignment, Inc...........................................................          27,347           306,560
  *Orbital Sciences Corp........................................................          43,169           625,519
  *Orion Energy Systems, Inc....................................................          13,505            42,406
  *Orion Marine Group, Inc......................................................           7,478            54,141
  *Oshkosh Corp.................................................................          59,321         1,440,314
  *Owens Corning, Inc...........................................................          86,099         2,905,841
  *P.A.M. Transportation Services, Inc..........................................           4,978            53,265
   PACCAR, Inc..................................................................          56,550         2,499,510
 #*Pacer International, Inc.....................................................          21,969           132,693
   Pall Corp....................................................................          23,939         1,428,680
   Parker Hannifin Corp.........................................................          48,362         3,901,846
  *Park-Ohio Holdings Corp......................................................           6,987           138,971
  *Patrick Industries, Inc......................................................           1,703             9,741
 #*Patriot Transportation Holding, Inc..........................................           4,366            89,721
  #Pentair, Inc.................................................................          72,631         2,674,273
  *PGT, Inc.....................................................................          22,397            30,012

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Pike Electric Corp...........................................................          22,675   $       180,493
  *Pinnacle Airlines Corp.......................................................           9,721            13,707
  #Pitney Bowes, Inc............................................................          49,718           943,150
 #*Plug Power, Inc..............................................................             784             1,521
 #*PMFG, Inc....................................................................           6,463           142,315
 #*Polypore International, Inc..................................................          25,109           956,151
  *Powell Industries, Inc.......................................................           8,190           283,456
 #*PowerSecure International, Inc...............................................          13,370            84,632
  #Precision Castparts Corp.....................................................          24,889         4,073,832
   Preformed Line Products Co...................................................           3,636           234,958
  #Primoris Services Corp.......................................................          30,347           482,821
   Providence & Worcester Railroad Co...........................................           1,227            14,399
  #Quad/Graphics, Inc...........................................................           2,515            29,551
  *Quality Distribution, Inc....................................................          14,874           182,653
   Quanex Building Products Corp................................................          27,312           448,736
  *Quanta Services, Inc.........................................................         130,663         2,822,321
  #R. R. Donnelley & Sons Co....................................................         136,340         1,548,822
  *RailAmerica, Inc.............................................................          36,794           549,702
   Raven Industries, Inc........................................................           6,913           448,585
   Raytheon Co..................................................................          85,385         4,097,626
 #*RBC Bearings, Inc............................................................          12,918           584,927
  *RCM Technologies, Inc........................................................           7,192            39,124
  *Real Goods Solar, Inc. Class A...............................................           4,310             6,250
  #Regal-Beloit Corp............................................................          29,357         1,666,597
 #*Republic Airways Holdings, Inc...............................................          30,151           166,132
   Republic Services, Inc.......................................................         204,256         5,980,616
   Resources Connection, Inc....................................................          32,431           402,793
  *Roadrunner Transportation Systems, Inc.......................................          15,857           238,489
   Robbins & Myers, Inc.........................................................          32,916         1,598,401
  #Robert Half International, Inc...............................................          37,256         1,031,619
   Rockwell Automation, Inc.....................................................          32,639         2,541,599
  #Rockwell Collins, Inc........................................................          35,150         2,034,834
   Rollins, Inc.................................................................          37,736           807,173
  #Roper Industries, Inc........................................................          31,746         2,964,759
  *RSC Holdings, Inc............................................................          21,504           455,670
 #*Rush Enterprises, Inc. Class A...............................................          19,949           459,026
 #*Rush Enterprises, Inc. Class B...............................................           2,881            55,027
   Ryder System, Inc............................................................          37,923         2,134,306
  *Saia, Inc....................................................................          11,003           165,705
  *Sauer-Danfoss, Inc...........................................................          19,841           999,986
   Schawk, Inc..................................................................          15,275           205,296
  *School Specialty, Inc........................................................          11,832            38,099
  *Seaboard Corp................................................................             540         1,048,421
   SeaCube Container Leasing, Ltd...............................................           1,620            25,013
   Servotronics, Inc............................................................             389             3,501
 #*Shaw Group, Inc..............................................................          50,658         1,374,858
   SIFCO Industries, Inc........................................................           3,251            71,424
  #Simpson Manufacturing Co., Inc...............................................          32,810         1,062,388
  #SkyWest, Inc.................................................................          44,565           570,432
  *SL Industries, Inc...........................................................           4,724            84,796
   Snap-on, Inc.................................................................          38,814         2,193,379
  #Southwest Airlines Co........................................................         433,998         4,157,701
  *Sparton Corp.................................................................           6,370            54,527
  *Spirit Aerosystems Holdings, Inc. Class A....................................          83,481         1,898,358
   SPX Corp.....................................................................          36,549         2,544,907
  *Standard Parking Corp........................................................           6,550           115,804
  #Standard Register Co.........................................................          16,280            32,723
   Standex International Corp...................................................           8,814           353,353
   Stanley Black & Decker, Inc..................................................          89,243         6,263,074
  #Steelcase, Inc. Class A......................................................          58,012           505,285
  *Stericycle, Inc..............................................................          19,551         1,642,675

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Sterling Construction Co., Inc...............................................          11,349   $       136,301
   Sun Hydraulics Corp..........................................................          12,693           356,546
   Superior Uniform Group, Inc..................................................           5,000            62,250
  *Supreme Industries, Inc. Class A.............................................           5,597            16,455
  *SYKES Enterprises, Inc.......................................................          32,761           574,300
  *Sypris Solutions, Inc........................................................           9,374            38,433
  #TAL International Group, Inc.................................................          24,895           829,252
 #*Taser International, Inc.....................................................          32,983           156,999
  *Team, Inc....................................................................          11,731           342,428
  *Tecumseh Products Co. Class A................................................           7,623            38,267
  *Tecumseh Products Co. Class B................................................           1,650             8,027
  *Teledyne Technologies, Inc...................................................          22,381         1,270,346
   Tennant Co...................................................................          11,005           423,472
 #*Terex Corp...................................................................          67,131         1,329,194
 #*Tetra Tech, Inc..............................................................          46,432         1,073,972
   Textainer Group Holdings, Ltd................................................          24,300           767,637
  #Textron, Inc.................................................................         148,525         3,784,417
 #*Thomas & Betts Corp..........................................................          47,499         3,390,954
   Timken Co....................................................................          66,556         3,249,929
  #Titan International, Inc.....................................................          27,829           671,792
  *Titan Machinery, Inc.........................................................          14,847           367,315
  #Toro Co......................................................................          15,583           987,806
   Towers Watson & Co...........................................................          24,449         1,462,050
  *TransDigm Group, Inc.........................................................          24,452         2,555,968
  *TRC Cos., Inc................................................................          10,913            67,770
   Tredegar Corp................................................................          12,571           310,001
  *Trex Co., Inc................................................................           9,200           228,344
  *TriMas Corp..................................................................          19,136           414,677
  #Trinity Industries, Inc......................................................          58,919         1,853,592
  #Triumph Group, Inc...........................................................          36,408         2,278,049
  *TrueBlue, Inc................................................................          29,259           483,066
  *Tufco Technologies, Inc......................................................             510             1,658
  *Tutor Perini Corp............................................................          29,176           443,183
  #Twin Disc, Inc...............................................................           8,900           275,277
   Tyco International, Ltd......................................................         115,978         5,909,079
   U.S. Home Systems, Inc.......................................................           4,367            39,696
  *Ultralife Corp...............................................................          11,166            46,562
  #UniFirst Corp................................................................          11,077           668,829
   Union Pacific Corp...........................................................         121,012        13,832,882
 #*United Continental Holdings, Inc.............................................         178,163         4,115,565
   United Parcel Service, Inc...................................................         124,450         9,414,642
 #*United Rentals, Inc..........................................................          21,641           827,552
  #United Stationers, Inc.......................................................          30,025           970,708
   United Technologies Corp.....................................................         148,289        11,618,443
  #Universal Forest Products, Inc...............................................          13,642           433,406
  *Universal Security Instruments, Inc..........................................           1,135             6,594
   Universal Truckload Services, Inc............................................          10,294           183,027
 #*UQM Technologies, Inc........................................................          16,097            26,882
  *URS Corp.....................................................................          57,045         2,347,402
 #*US Airways Group, Inc........................................................          69,190           583,964
   US Ecology, Inc..............................................................          10,763           201,483
  *USA Truck, Inc...............................................................           6,322            59,616
 #*USG Corp.....................................................................          55,675           714,867
   UTi Worldwide, Inc...........................................................          67,090           998,970
   Valmont Industries, Inc......................................................          14,563         1,527,804
  *Verisk Analytics, Inc. Class A...............................................          33,822         1,355,248
  *Versar, Inc..................................................................           3,338            10,114
   Viad Corp....................................................................          14,290           289,087
  #Vicor Corp...................................................................          15,288           136,522
   Virco Manufacturing Corp.....................................................           6,445            11,472
 #*Volt Information Sciences, Inc...............................................          10,850            76,926

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   VSE Corp.....................................................................           3,251   $        85,209
  #W.W. Grainger, Inc...........................................................          12,613         2,405,804
   Wabtec Corp..................................................................          28,516         1,961,616
  #Waste Connections, Inc.......................................................          69,217         2,236,401
  #Waste Management, Inc........................................................          67,308         2,339,626
  #Watsco, Inc..................................................................          16,768         1,156,489
   Watsco, Inc. Class B.........................................................           2,268           158,193
  #Watts Water Technologies, Inc. Class A.......................................          21,545           830,560
  *WCA Waste Corp...............................................................          11,384            73,768
  #Werner Enterprises, Inc......................................................          47,983         1,253,796
 #*WESCO International, Inc.....................................................          30,795         1,936,390
  *Willdan Group, Inc...........................................................           3,604            13,695
  *Willis Lease Finance Corp....................................................           4,318            58,638
   Woodward, Inc................................................................          40,889         1,716,520
  *XPO Logistics, Inc...........................................................           4,749            54,471
  #Xylem, Inc...................................................................          93,860         2,431,913
                                                                                                   ---------------
Total Industrials...............................................................                       548,058,480
                                                                                                   ---------------
Information Technology -- (14.7%)
  *Accelrys, Inc................................................................          38,610           289,189
   Accenture P.L.C. Class A.....................................................         115,592         6,628,045
 #*ACI Worldwide, Inc...........................................................          19,587           595,053
  *Acme Packet, Inc.............................................................          21,299           622,570
   Acorn Energy, Inc............................................................           6,925            44,805
   Activision Blizzard, Inc.....................................................         124,790         1,539,909
  *Actuate Corp.................................................................          28,562           164,517
 #*Acxiom Corp..................................................................          57,493           788,804
  *ADDvantage Technologies Group, Inc...........................................           3,642             8,049
  *Adept Technology, Inc........................................................           6,777            17,281
  *Adobe Systems, Inc...........................................................          80,893         2,503,638
  #ADTRAN, Inc..................................................................          35,960         1,245,295
 #*Advanced Energy Industries, Inc..............................................          27,510           292,706
 #*Advanced Micro Devices, Inc..................................................         218,526         1,466,309
 #*Advent Software, Inc.........................................................          25,587           671,659
  *Aehr Test Systems............................................................             788               591
  *Aetrium, Inc.................................................................           2,075             1,951
  *Agilysys, Inc................................................................          15,295           124,501
  *Akamai Technologies, Inc.....................................................          49,487         1,595,956
 #*Alliance Data Systems Corp...................................................          11,632         1,288,826
  *Alpha & Omega Semiconductor, Ltd.............................................          14,140           131,219
   Altera Corp..................................................................          60,602         2,411,354
  *Amdocs, Ltd..................................................................          98,689         2,905,404
   American Software, Inc. Class A..............................................          11,887           106,626
 #*Amkor Technology, Inc........................................................         133,157           762,990
   Amphenol Corp................................................................          34,800         1,894,164
  *Amtech Systems, Inc..........................................................           4,900            49,931
  *Anadigics, Inc...............................................................          38,700           106,425
  #Analog Devices, Inc..........................................................          66,480         2,601,362
  *Analysts International Corp..................................................           2,630            17,621
 #*Anaren, Inc..................................................................          10,562           183,990
 #*Ancestry.com, Inc............................................................          23,967           709,423
 #*Anixter International, Inc...................................................          23,200         1,519,832
  *ANSYS, Inc...................................................................          24,646         1,490,837
 #*AOL, Inc.....................................................................          73,254         1,187,447
  *Apple, Inc...................................................................         166,125        75,832,740
   Applied Materials, Inc.......................................................         289,634         3,556,706
 #*Applied Micro Circuits Corp..................................................          41,051           321,429
  *Ariba, Inc...................................................................          50,069         1,366,884
  *Arris Group, Inc.............................................................          87,579         1,022,923
  *Arrow Electronics, Inc.......................................................         103,991         4,293,788
 #*Aruba Networks, Inc..........................................................          28,533           632,862

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*AsiaInfo-Linkage, Inc........................................................          44,346   $       520,179
  *Aspen Technology, Inc........................................................           6,996           125,998
   Astro-Med, Inc...............................................................           2,582            20,656
 #*Atmel Corp...................................................................         121,685         1,181,561
 #*ATMI, Inc....................................................................          23,285           544,403
  *ATS Corp.....................................................................           3,925            12,403
  *AuthenTec, Inc...............................................................          24,692            85,928
  *Authentidate Holding Corp....................................................             652               463
  *Autobytel, Inc...............................................................           1,335             1,242
 #*Autodesk, Inc................................................................          49,804         1,792,944
   Automatic Data Processing, Inc...............................................          81,181         4,447,095
   Avago Technologies, Ltd......................................................          47,585         1,615,035
  *Aviat Networks, Inc..........................................................          35,282            78,326
 #*Avid Technology, Inc.........................................................          23,450           227,230
  *Avnet, Inc...................................................................          79,807         2,782,870
  #AVX Corp.....................................................................          86,977         1,144,617
  *Aware, Inc...................................................................          12,087            38,678
  *Axcelis Technologies, Inc....................................................          37,582            67,648
  *AXT, Inc.....................................................................          21,667           110,935
   Bel Fuse, Inc. Class A.......................................................           1,700            36,159
   Bel Fuse, Inc. Class B.......................................................           7,121           144,200
 #*Benchmark Electronics, Inc...................................................          41,136           707,539
   Black Box Corp...............................................................          13,595           420,357
   Blackbaud, Inc...............................................................          13,623           414,548
  *Blue Coat Systems, Inc.......................................................          20,301           522,954
  *BMC Software, Inc............................................................          47,955         1,737,889
 #*Booz Allen Hamilton Holding Corp.............................................           2,127            37,435
  *Bottomline Technologies, Inc.................................................          20,191           552,022
  *Brightpoint, Inc.............................................................          40,068           469,597
  *Broadcom Corp................................................................          72,685         2,496,003
   Broadridge Financial Solutions, Inc..........................................          73,797         1,768,914
 #*BroadVision, Inc.............................................................             494            11,807
  *Brocade Communications Systems, Inc..........................................         328,113         1,840,714
  #Brooks Automation, Inc.......................................................          48,675           521,796
  *BSQUARE Corp.................................................................           4,926            19,556
  *BTU International, Inc.......................................................           5,073            15,980
  #CA, Inc......................................................................         262,682         6,771,942
 #*Cabot Microelectronics Corp..................................................          15,715           792,350
 #*CACI International, Inc. Class A.............................................          20,882         1,225,565
 #*Cadence Design Systems, Inc..................................................          83,093           877,462
  *CalAmp Corp..................................................................           6,582            30,014
 #*Calix, Inc...................................................................          23,435           177,403
 #*Callidus Software, Inc.......................................................          10,941            73,742
  *Cardtronics, Inc.............................................................          13,993           357,521
  *Cascade Microtech, Inc.......................................................           8,576            29,416
  #Cass Information Systems, Inc................................................           5,582           220,489
 #*Cavium, Inc..................................................................             230             7,392
 #*CEVA, Inc....................................................................          11,721           316,584
  *Checkpoint Systems, Inc......................................................          23,857           250,976
  *China Information Technology, Inc............................................          23,637            17,255
  *Chyron International Corp....................................................           5,535             8,136
  *CIBER, Inc...................................................................          43,490           189,182
  *Cinedigm Digital Cinema Corp. Class A........................................           4,102             6,399
 #*Cirrus Logic, Inc............................................................          37,561           767,371
   Cisco Sytems, Inc............................................................         933,760        18,329,709
  *Citrix Systems, Inc..........................................................          38,695         2,523,301
  *Clearfield, Inc..............................................................           5,184            28,875
   Cognex Corp..................................................................          25,007         1,039,041
  *Cognizant Technology Solutions Corp..........................................          53,923         3,868,975
 #*Cogo Group, Inc..............................................................           7,800            16,848
  *Coherent, Inc................................................................          16,215           906,094

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Cohu, Inc....................................................................          16,543   $       217,210
  #Communications Systems, Inc..................................................           6,855           102,071
 #*CommVault Systems, Inc.......................................................          11,224           527,528
  #Computer Sciences Corp.......................................................          70,343         1,816,960
  *Computer Task Group, Inc.....................................................           9,565           138,023
 #*Compuware Corp...............................................................         151,367         1,186,717
 #*comScore, Inc................................................................           9,055           200,568
   Comtech Telecommunications Corp..............................................          17,310           534,187
 #*Comverge, Inc................................................................           6,100             8,296
 #*Concur Technologies, Inc.....................................................          31,747         1,661,955
  *Concurrent Computer Corp.....................................................           4,362            16,837
  *Convergys Corp...............................................................          89,270         1,188,184
  *Convio, Inc..................................................................           8,582           136,711
  *CoreLogic, Inc...............................................................          70,876         1,006,439
   Corning, Inc.................................................................         405,898         5,223,907
  *Cray, Inc....................................................................          24,457           182,449
 #*Cree, Inc....................................................................          78,577         1,998,213
  #Crexendo, Inc................................................................           4,054            17,716
  *CSG Systems International, Inc...............................................          23,480           382,020
  *CSP, Inc.....................................................................             709             2,676
  *CSR P.L.C. ADR...............................................................           3,993            57,339
  #CTC Media, Inc...............................................................          72,429           725,739
  #CTS Corp.....................................................................          20,031           201,512
  *CyberOptics Corp.............................................................           4,778            41,664
  *Cymer, Inc...................................................................          20,678         1,029,558
 #*Cypress Semiconductor Corp...................................................          71,652         1,232,056
   Daktronics, Inc..............................................................          23,069           252,375
  *Datalink Corp................................................................           9,908            91,253
  *Dataram Corp.................................................................           1,100               891
   DDi Corp.....................................................................          13,968           135,629
 #*DealerTrack Holdings, Inc....................................................          27,603           754,390
 #*Dell, Inc....................................................................         275,479         4,746,503
 #*Deltek, Inc..................................................................          12,975           133,772
  *DemandTec, Inc...............................................................           1,560            20,561
  *Dice Holdings, Inc...........................................................          33,541           317,633
  #Diebold, Inc.................................................................          42,257         1,339,124
  *Digi International, Inc......................................................          18,827           212,557
  *Digimarc Corp................................................................           3,178            83,995
  *Digital River, Inc...........................................................          25,039           400,874
 #*Diodes, Inc..................................................................          32,468           837,025
  *Ditech Networks, Inc.........................................................           1,700             1,377
 #*Document Security Systems, Inc...............................................           1,200             4,368
  *Dolby Laboratories, Inc......................................................          10,520           382,612
  *Dot Hill Systems Corp........................................................          26,438            39,921
  *DSP Group, Inc...............................................................          14,722            84,357
   DST Systems, Inc.............................................................          30,547         1,490,999
 #*DTS, Inc.....................................................................           6,401           181,340
  *Dynamics Research Corp.......................................................           6,203            69,846
   Earthlink, Inc...............................................................          78,453           565,646
  *eBay, Inc....................................................................         206,701         6,531,752
  #Ebix, Inc....................................................................          21,316           528,210
 #*Echelon Corp.................................................................           6,990            36,138
 #*Echo Global Logistics, Inc...................................................          11,414           191,299
  *EchoStar Corp. Class A.......................................................          25,058           657,271
  *Edgewater Technology, Inc....................................................           5,900            20,296
  *Elecsys Corp.................................................................              58               248
  #Electro Rent Corp............................................................          17,118           292,547
  *Electro Scientific Industries, Inc...........................................          19,840           301,171
  *Electronic Arts, Inc.........................................................         116,820         2,169,347
  *Electronics for Imaging, Inc.................................................          33,456           574,105
 #*eMagin Corp..................................................................           4,926            22,315

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*EMC Corp.....................................................................         362,291   $     9,332,616
 #*EMCORE Corp..................................................................          45,119            53,240
  *Emulex Corp..................................................................          63,535           663,305
 #*Entegris, Inc................................................................          89,365           856,117
  *Entorian Technologies, Inc...................................................             666             1,195
 #*Entropic Communications, Inc.................................................          23,977           140,026
  *Envestnet, Inc...............................................................           4,912            56,537
   EPIQ Systems, Inc............................................................          25,228           307,529
  *ePlus, Inc...................................................................           5,651           161,167
  *Equinix, Inc.................................................................          16,279         1,952,829
 #*Euronet Worldwide, Inc.......................................................          36,945           678,310
  *Exar Corp....................................................................          32,227           215,276
  *ExlService Holdings, Inc.....................................................          18,130           437,658
  *Extreme Networks.............................................................          67,126           217,488
  *F5 Networks, Inc.............................................................          22,800         2,730,072
  *Fabrinet.....................................................................           2,287            37,667
  #FactSet Research Systems, Inc................................................          10,921           964,543
   Fair Isaac Corp..............................................................          24,076           872,514
  *Fairchild Semiconductor International, Inc...................................          84,797         1,185,462
  *FalconStor Software, Inc.....................................................          21,742            54,138
  *FARO Technologies, Inc.......................................................           8,589           466,211
  *FEI Co.......................................................................          26,145         1,151,949
   Fidelity National Information Services, Inc..................................         165,149         4,716,655
 #*Finisar Corp.................................................................          53,400         1,081,884
 #*First Solar, Inc.............................................................          15,411           651,577
  *Fiserv, Inc..................................................................          48,268         3,035,575
  #FLIR Systems, Inc............................................................          47,221         1,215,941
  *FormFactor, Inc..............................................................          32,830           169,074
 #*Forrester Research, Inc......................................................          13,263           463,409
  *Fortinet, Inc................................................................          43,802           999,124
  *Frequency Electronics, Inc...................................................           4,869            41,435
 #*FSI International, Inc.......................................................          21,339            90,691
 #*Gartner Group, Inc...........................................................          27,950         1,059,584
  *Genpact, Ltd.................................................................          81,712         1,195,447
  *GigOptix, Inc................................................................           1,994             3,370
  *Global Cash Access Holdings, Inc.............................................          43,824           232,267
   Global Payments, Inc.........................................................          43,519         2,176,820
  *Globalscape, Inc.............................................................           7,943            14,695
  *Globecomm Systems, Inc.......................................................          16,371           233,614
 #*Glu Mobile, Inc..............................................................             500             1,680
  *Google, Inc..................................................................          46,811        27,155,529
  *GSE Systems, Inc.............................................................           2,084             3,647
  *GSI Group, Inc...............................................................          21,856           252,437
  *GSI Technology, Inc..........................................................          16,845            83,551
 #*GT Advanced Technologies, Inc................................................          68,222           588,074
  *GTSI Corp....................................................................           3,300            13,959
  *Guidance Software, Inc.......................................................           5,853            44,775
  *Hackett Group, Inc. (The)....................................................          27,481           106,489
  *Harmonic, Inc................................................................          70,144           411,745
  #Harris Corp..................................................................          58,839         2,412,399
 #*Hauppauge Digital, Inc.......................................................           3,948             3,909
  #Heartland Payment Systems, Inc...............................................          22,526           540,624
   Hewlett-Packard Co...........................................................         456,809        12,781,516
 #*Hittite Microwave Corp.......................................................          18,580         1,022,272
 #*Hutchinson Technology, Inc...................................................          10,908            20,180
  *I.D. Systems, Inc............................................................           6,918            35,628
  #IAC/InterActiveCorp..........................................................          86,425         3,722,325
  *Identive Group, Inc..........................................................          28,519            65,023
  *IEC Electronics Corp.........................................................           3,938            20,163
 #*iGATE Corp...................................................................          30,203           550,299
  *iGo, Inc.....................................................................          15,244            12,195

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Ikanos Communications, Inc...................................................           4,543   $         3,998
 #*Imation Corp.................................................................          23,116           137,078
 #*Immersion Corp...............................................................          10,092            56,818
 #*Infinera Corp................................................................          75,242           537,228
  *Informatica Corp.............................................................          24,030         1,016,469
  *InfoSpace, Inc...............................................................          28,650           352,682
  *Ingram Micro, Inc. Class A...................................................         113,959         2,162,942
  *Innodata Isogen, Inc.........................................................          13,032            53,431
  *Insight Enterprises, Inc.....................................................          33,705           622,194
 #*Integrated Device Technology, Inc............................................          97,903           620,705
  *Integrated Silicon Solution, Inc.............................................          19,322           188,776
  #Intel Corp...................................................................         963,439        25,454,058
  *Intellicheck Mobilisa, Inc...................................................           4,118             3,476
  *Interactive Intelligence Group, Inc..........................................           6,758           174,424
  #InterDigital, Inc............................................................          28,473         1,062,612
  *Intermec, Inc................................................................          37,386           315,538
  *Internap Network Services Corp...............................................          32,659           219,142
   International Business Machines Corp.........................................         207,707        40,004,368
  *International Rectifier Corp.................................................          45,219         1,030,993
  *Interphase Corp..............................................................           2,397            12,345
   Intersil Corp. Class A.......................................................          93,925         1,057,596
  *inTEST Corp..................................................................           1,100             3,377
  *Intevac, Inc.................................................................          14,091           117,378
  *IntriCon Corp................................................................           2,204            15,428
   Intuit, Inc..................................................................          49,542         2,796,150
 #*IPG Photonics Corp...........................................................          34,550         1,823,894
  *Iteris, Inc..................................................................           3,700             5,698
 #*Itron, Inc...................................................................          26,825         1,040,542
 #*Ixia.........................................................................          39,300           479,853
  *IXYS Corp....................................................................          21,125           289,835
  #j2 Global, Inc...............................................................          26,730           720,641
 #*Jabil Circuit, Inc...........................................................          90,727         2,055,874
   Jack Henry & Associates, Inc.................................................          51,483         1,760,719
  *JDA Software Group, Inc......................................................          31,243           920,731
  *JDS Uniphase Corp............................................................         110,047         1,396,496
  *Juniper Networks, Inc........................................................         145,024         3,035,352
  *Kemet Corp...................................................................          31,703           291,351
  *Kenexa Corp..................................................................          12,664           304,189
  *Key Tronic Corp..............................................................           7,073            43,782
   Keynote Systems, Inc.........................................................          12,771           249,928
 #*KIT Digital, Inc.............................................................          30,712           332,611
   KLA-Tencor Corp..............................................................          55,117         2,818,132
 #*Kopin Corp...................................................................          49,846           193,402
  *Kulicke & Soffa Industries, Inc..............................................          54,135           585,199
  *KVH Industries, Inc..........................................................           7,041            65,693
 #*Lam Research Corp............................................................          40,943         1,743,762
  *Lattice Semiconductor Corp...................................................          70,322           478,190
  *LeCroy Corp..................................................................           8,101            84,331
   Lender Processing Services, Inc..............................................          44,968           747,818
  #Lexmark International, Inc...................................................          53,712         1,874,549
  *LGL Group, Inc. (The)........................................................             964             7,760
 #*Limelight Networks, Inc......................................................          47,022           153,292
   Linear Technology Corp.......................................................          49,422         1,646,741
  *Lionbridge Technologies, Inc.................................................          17,466            48,032
  *Liquidity Services, Inc......................................................          13,634           470,509
  #Littlefuse, Inc..............................................................          12,754           646,755
  *LogMeIn, Inc.................................................................           7,541           300,358
  *LoJack Corp..................................................................          18,587            60,408
  *LookSmart, Ltd...............................................................           6,094             8,349
  *LoopNet, Inc.................................................................          14,267           228,557
  *Loral Space & Communications, Inc............................................          11,223           773,938

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *LSI Corp.....................................................................         311,727   $     2,359,773
  *LTX-Credence Corp............................................................          30,924           206,263
  *Magma Design Automation, Inc.................................................          12,415            88,891
  *Manhattan Associates, Inc....................................................          14,388           631,489
   ManTech International Corp. Class A..........................................          17,338           609,431
   Marchex, Inc. Class B........................................................          17,871            80,777
  *Market Leader, Inc...........................................................          10,341            27,507
  *Marvell Technology Group, Ltd................................................         319,569         4,962,907
  *Mastech Holdings, Inc........................................................           1,130             5,017
   MasterCard, Inc. Class A.....................................................          18,643         6,628,892
  *Mattersight Corp.............................................................           2,290            13,282
  *Mattson Technology, Inc......................................................          27,851            63,222
   Maxim Integrated Products, Inc...............................................          79,285         2,128,009
  #Maximus, Inc.................................................................          19,972           899,339
 #*MaxLinear, Inc. Class A......................................................             477             2,848
 #*Maxwell Technologies, Inc....................................................           1,644            33,636
  *Measurement Specialties, Inc.................................................           8,973           291,622
  *MEMC Electronic Materials, Inc...............................................         121,697           556,155
  *MEMSIC, Inc..................................................................          11,961            38,993
  *Mentor Graphics Corp.........................................................          74,380         1,031,651
  *Mercury Computer Systems, Inc................................................          20,632           276,262
   Mesa Laboratories, Inc.......................................................           1,734            77,076
   Methode Electronics, Inc.....................................................          25,573           253,940
   Micrel, Inc..................................................................          36,102           417,339
 #*Microchip Technology, Inc....................................................          51,181         1,889,091
 #*Micron Technology, Inc.......................................................         514,932         3,908,334
  *MICROS Systems, Inc..........................................................          35,114         1,745,517
  *Microsemi Corp...............................................................          61,830         1,222,997
   Microsoft Corp...............................................................       1,346,130        39,751,219
 #*MicroStrategy, Inc...........................................................           2,590           298,161
 #*Mindspeed Technologies, Inc..................................................          18,769           120,309
  *MIPS Technologies, Inc.......................................................          15,400            90,398
   MKS Instruments, Inc.........................................................          38,923         1,173,528
  *MModal, Inc..................................................................          14,896           155,812
   MOCON, Inc...................................................................           3,234            51,582
  *ModusLink Global Solutions, Inc..............................................          27,305           156,185
  #Molex, Inc...................................................................          57,695         1,525,456
   Molex, Inc. Class A..........................................................          54,874         1,201,192
 #*MoneyGram International, Inc.................................................          18,841           349,689
  *Monolithic Power Systems, Inc................................................          22,103           362,268
 #*Monotype Imaging Holdings, Inc...............................................          21,096           329,309
  *Monster Worldwide, Inc.......................................................          77,461           557,719
  *MoSys, Inc...................................................................          17,934            74,964
  *Motorola Mobility Holdings, Inc..............................................          54,207         2,094,016
   Motorola Solutions, Inc......................................................          68,951         3,200,016
  *Move, Inc....................................................................           3,969            28,577
   MTS Systems Corp.............................................................           9,208           422,555
  *Multi-Fineline Electronix, Inc...............................................          17,520           435,547
  *Nanometrics, Inc.............................................................          14,450           292,612
  *NAPCO Security Technologies, Inc.............................................           7,959            23,081
  #National Instruments Corp....................................................          71,576         1,926,110
  *NCI, Inc. Class A............................................................           5,008            36,659
  *NCR Corp.....................................................................          93,178         1,745,224
  *NetApp, Inc..................................................................          73,014         2,755,548
  *NETGEAR, Inc.................................................................          21,145           841,994
 #*NetList, Inc.................................................................          11,100            35,964
  *NetLogic Microsystems, Inc...................................................          35,567         1,771,237
  *NetScout Systems, Inc........................................................          24,372           503,526
 #*NetSuite, Inc................................................................          13,005           544,649
  *Network Engines, Inc.........................................................           9,147            12,531
  *Network Equipment Technologies, Inc..........................................          13,527            17,315

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *NeuStar, Inc.................................................................          43,175   $     1,576,319
  *Newport Corp.................................................................          25,427           469,637
   NIC, Inc.....................................................................          15,586           194,981
  *Novatel Wireless, Inc........................................................          18,900            54,243
  *Novellus Systems, Inc........................................................          50,015         2,358,207
 #*Nuance Communications, Inc...................................................          94,121         2,684,331
  *NumereX Corp. Class A........................................................           7,200            61,632
  *NVIDIA Corp..................................................................         170,410         2,516,956
 #*Oclaro, Inc..................................................................          30,005           124,221
  *Official Payments Holdings, Inc..............................................           8,691            37,719
  *OmniVision Technologies, Inc.................................................          30,711           408,763
  *ON Semiconductor Corp........................................................         213,916         1,861,069
  *Online Resources Corp........................................................          18,338            49,329
  *Onvia, Inc...................................................................             442             1,353
  *Openwave Systems, Inc........................................................          39,688            79,773
  *Oplink Communications, Inc...................................................          13,600           254,728
  #OPNET Technologies, Inc......................................................           9,700           343,865
  *Opnext, Inc..................................................................          39,373            43,310
   Optical Cable Corp...........................................................           3,696            13,084
   Oracle Corp..................................................................         706,975        19,936,695
  *ORBCOMM, Inc.................................................................          25,214            86,988
  *OSI Systems, Inc.............................................................          11,500           617,895
  *PAR Technology Corp..........................................................           7,596            35,397
  *Parametric Technology Corp...................................................          70,580         1,776,499
   Park Electrochemical Corp....................................................          14,486           439,940
  *ParkerVision, Inc............................................................           2,905             2,295
   Paychex, Inc.................................................................          78,428         2,470,482
   PC Connection, Inc...........................................................          18,315           219,780
  *PC Mall, Inc.................................................................           6,716            42,042
   PC-Tel, Inc..................................................................          12,027            89,481
  *PDF Solutions, Inc...........................................................          13,547            86,565
  *Perceptron, Inc..............................................................           4,752            24,378
  *Perficient, Inc..............................................................          21,316           237,247
  *Performance Technologies, Inc................................................           4,350             7,830
  *Pericom Semiconductor Corp...................................................          17,460           139,680
  *Pervasive Software, Inc......................................................           7,283            41,950
 #*Photronics, Inc..............................................................          42,827           293,793
  *Pixelworks, Inc..............................................................           3,986             9,248
  *Planar Systems, Inc..........................................................           9,180            21,665
  #Plantronics, Inc.............................................................          25,804           960,941
  *Plexus Corp..................................................................          24,345           882,506
 #*PLX Technology, Inc..........................................................          26,267            82,478
 #*PMC-Sierra, Inc..............................................................         159,635         1,037,628
  *Polycom, Inc.................................................................          43,400           865,830
  #Power Integrations, Inc......................................................          16,500           593,835
 #*Power-One, Inc...............................................................          64,154           278,428
  *Presstek, Inc................................................................          17,527            11,393
  *PRGX Global, Inc.............................................................          14,318            86,910
 #*Progress Software Corp.......................................................          36,020           840,347
 #*PROS Holdings, Inc...........................................................          10,624           172,321
  #Pulse Electronics Corp.......................................................          13,080            37,540
   QAD, Inc. Class A............................................................           4,478            57,901
   QAD, Inc. Class B............................................................           1,719            22,347
 #*QLIK Technologies, Inc.......................................................           8,015           226,023
  *QLogic Corp..................................................................          59,173         1,024,876
   QUALCOMM, Inc................................................................         293,503        17,263,846
  *Qualstar Corp................................................................           3,826             7,327
  *Quantum Corp.................................................................         104,104           262,342
 #*Quest Software, Inc..........................................................          56,711         1,154,069
 #*QuickLogic Corp..............................................................           8,175            23,462
  *QuinStreet, Inc..............................................................          30,209           290,611

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Rackspace Hosting, Inc.......................................................          26,970   $     1,170,768
  *RadiSys Corp.................................................................          17,545           105,796
  *Rainmaker Systems, Inc.......................................................           4,893             4,061
  *Ramtron International Corp...................................................          10,124            20,754
   RealNetworks, Inc............................................................          23,224           237,117
 #*RealPage, Inc................................................................           5,240           134,773
 #*Red Hat, Inc.................................................................          42,459         1,968,824
  *Reis, Inc....................................................................           6,081            63,242
  *Relm Wireless Corp...........................................................           1,238             1,609
 #*Remark Media, Inc............................................................           1,020             5,916
   RF Industries, Ltd...........................................................           4,061            15,432
 #*RF Micro Devices, Inc........................................................         156,647           781,669
   Richardson Electronics, Ltd..................................................           9,355           113,289
   Rimage Corp..................................................................           6,460            80,362
 #*Riverbed Technology, Inc.....................................................          31,838           762,202
  *Rofin-Sinar Technologies, Inc................................................          17,300           490,801
  *Rogers Corp..................................................................          11,465           440,600
 #*Rosetta Stone, Inc...........................................................          13,937           108,709
  *Rovi Corp....................................................................          25,577           820,766
  *Rubicon Technology, Inc......................................................          11,550           125,086
  *Rudolph Technologies, Inc....................................................          19,406           198,523
  *S1 Corp......................................................................          34,738           339,043
  *Saba Software, Inc...........................................................          11,262           111,944
 #*SAIC, Inc....................................................................         146,561         1,884,774
 #*Salesforce.com, Inc..........................................................          21,882         2,555,818
  *Sandisk Corp.................................................................         120,421         5,524,915
  *Sanmina-SCI Corp.............................................................          54,676           600,342
  #Sapient Corp.................................................................          83,104         1,072,042
  *ScanSource, Inc..............................................................          20,202           758,989
  *Scientific Learning Corp.....................................................           3,436             9,174
  *SeaChange International, Inc.................................................          21,746           156,136
   Seagate Technology...........................................................         140,077         2,961,228
 #*Semtech Corp.................................................................          38,618         1,100,613
  *Sevcon, Inc..................................................................             613             3,678
 #*ShoreTel, Inc................................................................          25,497           167,005
  *Sigma Designs, Inc...........................................................          19,013           114,648
 #*Silicon Graphics International Corp..........................................          12,437           169,641
  *Silicon Image, Inc...........................................................          45,436           220,819
 #*Silicon Laboratories, Inc....................................................          24,824         1,088,284
  *Skyworks Solutions, Inc......................................................          57,201         1,234,398
  *Smith Micro Software, Inc....................................................          15,474            28,163
  *SMTC Corp....................................................................           3,000             8,670
  *SolarWinds, Inc..............................................................          22,496           711,099
   Solera Holdings, Inc.........................................................          39,096         1,867,616
 #*Sonus Networks, Inc..........................................................         193,494           499,215
  *Soundbite Communications, Inc................................................           1,385             3,864
 #*Sourcefire, Inc..............................................................          14,462           448,611
  *Spansion, Inc. Class A.......................................................          41,697           418,221
 #*Spark Networks, Inc..........................................................           6,600            24,090
  *Spire Corp...................................................................           3,300             3,432
  *SRS Labs, Inc................................................................           6,483            44,862
  *SS&C Technologies Holdings, Inc..............................................          49,974           938,012
  *Stamps.com, Inc..............................................................           6,966           216,016
  *Standard Microsystems Corp...................................................          16,713           430,527
  *StarTek, Inc.................................................................           7,529            23,490
 #*STEC, Inc....................................................................          24,557           232,309
  *Steel Excel, Inc.............................................................           6,102           160,178
 #*Stratasys, Inc...............................................................           9,911           364,229
  *Stream Global Services, Inc..................................................           1,303             4,339
  *SuccessFactors, Inc..........................................................          20,635           821,273
 #*SunPower Corp................................................................          11,115            76,138

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Super Micro Computer, Inc....................................................          21,884   $       369,402
 #*Supertex, Inc................................................................           8,273           152,885
  *Support.com, Inc.............................................................          23,970            61,843
  *Sycamore Networks, Inc.......................................................          21,135           410,442
  *Symantec Corp................................................................         131,210         2,255,500
  *Symmetricom, Inc.............................................................          30,018           187,312
 #*Synaptics, Inc...............................................................          18,915           724,634
 #*Synchronoss Technologies, Inc................................................           6,345           212,050
 #*SYNNEX Corp..................................................................          27,233           985,290
  *Synopsys, Inc................................................................          94,902         2,769,240
  #Syntel, Inc..................................................................          20,788           975,373
 #*Take-Two Interactive Software, Inc...........................................          56,358           879,185
  *Taleo Corp...................................................................           2,761            99,424
  *TE Connectivity, Ltd.........................................................          83,910         2,861,331
 #*Tech Data Corp...............................................................          31,758         1,648,875
  *TechTarget, Inc..............................................................          23,267           161,706
  *TeleCommunication Systems, Inc. Class A......................................          32,401            75,818
 #*TeleNav, Inc.................................................................          18,127           134,684
  *TeleTech Holdings, Inc.......................................................          30,931           524,590
   Tellabs, Inc.................................................................         249,869           949,502
   Telular Corp.................................................................           8,143            68,075
  *Teradata Corp................................................................          40,015         2,143,203
 #*Teradyne, Inc................................................................         101,922         1,666,425
   Tessco Technologies, Inc.....................................................           5,682           101,253
  *Tessera Technologies, Inc....................................................          38,303           758,399
  #Texas Instruments, Inc.......................................................         200,556         6,494,003
   TheStreet, Inc...............................................................          10,517            20,087
  *THQ, Inc.....................................................................          27,591            18,483
  *TIBCO Software, Inc..........................................................          73,100         1,905,717
  *TiVo, Inc....................................................................          68,925           715,442
  *TNS, Inc.....................................................................          12,965           239,075
   Total System Services, Inc...................................................         104,463         2,239,687
  *Transact Technologies, Inc...................................................           3,740            28,835
  *TranSwitch Corp..............................................................             131               376
 #*Travelzoo, Inc...............................................................             598            15,434
  *Trident Microsystems, Inc....................................................          13,500             2,025
 #*Trimble Navigation, Ltd......................................................          42,611         1,995,473
  *Trio-Tech International......................................................           1,525             3,599
  *TriQuint Semiconductor, Inc..................................................         101,340           607,027
  *TSR, Inc.....................................................................             210               874
 #*TTM Technologies, Inc........................................................          55,865           685,464
  *Tyler Technologies, Inc......................................................          17,136           601,988
 #*Ultimate Software Group, Inc.................................................           3,236           215,809
  *Ultra Clean Holdings, Inc....................................................          10,845            79,711
  *Ultratech, Inc...............................................................          15,232           445,536
  *Unisys Corp..................................................................          24,870           521,524
  #United Online, Inc...........................................................          64,542           366,599
 #*USA Technologies, Inc........................................................          15,296            17,132
  *UTStarcom Holdings Corp......................................................          68,119            87,874
 #*ValueClick, Inc..............................................................          45,749           797,863
 #*Veeco Instruments, Inc.......................................................          21,355           521,276
  *VeriFone Systems, Inc........................................................          34,721         1,482,587
  *Verint Systems, Inc..........................................................           4,327           122,497
 #*VeriSign, Inc................................................................          35,366         1,310,664
  *Vertro, Inc..................................................................             500               700
 #*Viasat, Inc..................................................................          27,665         1,315,194
 #*Viasystems Group, Inc........................................................          11,635           197,679
  *Vicon Industries, Inc........................................................             600             2,046
  *Video Display Corp...........................................................           3,612            22,069
 #*VirnetX Holding Corp.........................................................           7,464           173,314
  *Virtusa Corp.................................................................          21,168           338,476

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  #Visa, Inc....................................................................         114,676   $    11,540,993
  *Vishay Intertechnology, Inc..................................................          98,200         1,205,896
  *Vishay Precision Group, Inc..................................................           9,993           157,490
 #*VistaPrint N.V...............................................................          12,893           461,312
  *VMware, Inc. Class A.........................................................          14,801         1,350,887
 #*Vocus, Inc...................................................................           3,296            75,709
 #*Volterra Semiconductor Corp..................................................          13,969           421,445
 #*Wave Systems Corp. Class A...................................................           1,900             4,351
   Wayside Technology Group, Inc................................................           2,200            26,290
 #*Web.com Group, Inc...........................................................          15,331           196,237
 #*WebMD Health Corp............................................................          31,478           882,643
  *Websense, Inc................................................................          10,792           203,969
  *Westell Technologies, Inc. Class A...........................................          34,627            76,179
  *Western Digital Corp.........................................................         125,775         4,571,921
   Western Union Co. (The)......................................................         131,013         2,502,348
  *Wireless Telecom Group, Inc..................................................           3,316             4,145
  *WPCS International, Inc......................................................           2,200             3,718
  *Wright Express Corp..........................................................          23,848         1,304,963
   Xerox Corp...................................................................         746,262         5,783,530
  #Xilinx, Inc..................................................................          36,047         1,292,285
  *XO Group, Inc................................................................          20,577           169,554
  *X-Rite, Inc..................................................................          54,524           247,539
  *Xyratex, Ltd.................................................................          22,264           353,552
  *Yahoo!, Inc..................................................................         289,256         4,474,790
  *Zebra Technologies Corp. Class A.............................................          30,831         1,167,262
  *Zix Corp.....................................................................          24,999            75,497
  *Zygo Corp....................................................................          11,757           207,981
                                                                                                   ---------------
Total Information Technology....................................................                       704,934,276
                                                                                                   ---------------
Materials -- (4.5%)
  #A. Schulman, Inc.............................................................          21,546           527,877
 #*A.M. Castle & Co.............................................................          15,135           156,950
  *AEP Industries, Inc..........................................................           3,200           105,728
   Air Products & Chemicals, Inc................................................          32,774         2,885,095
   Airgas, Inc..................................................................          38,100         3,007,233
 #*AK Steel Holding Corp........................................................          61,732           582,750
   Albemarle Corp...............................................................          28,735         1,847,948
   Alcoa, Inc...................................................................         251,704         2,557,313
   Allegheny Technologies, Inc..................................................          42,795         1,942,465
 #*Allied Nevada Gold Corp......................................................          32,149         1,155,114
  #AMCOL International Corp.....................................................          17,508           500,028
  *American Pacific Corp........................................................           3,651            28,952
  #American Vanguard Corp.......................................................          18,261           274,463
  #AptarGroup, Inc..............................................................          37,457         1,963,496
  *Arabian American Development Co..............................................          11,753            93,906
   Ashland, Inc.................................................................          43,543         2,745,822
  #Balchem Corp.................................................................           9,977           377,530
   Ball Corp....................................................................          38,385         1,506,995
   Bemis Co., Inc...............................................................          76,515         2,394,920
   Boise, Inc...................................................................          82,229           628,230
  #Buckeye Technologies, Inc....................................................          25,791           864,772
   Cabot Corp...................................................................          47,335         1,713,527
  *Calgon Carbon Corp...........................................................          30,646           500,756
  #Carpenter Technology Corp....................................................          26,901         1,411,764
   Celanese Corp. Class A.......................................................          36,782         1,791,651
  *Century Aluminum Co..........................................................          58,829           590,055
   CF Industries Holdings, Inc..................................................          33,971         6,025,776
  *Chemtura Corp................................................................          59,338           833,699
  *Clearwater Paper Corp........................................................          16,727           610,870
   Cliffs Natural Resources, Inc................................................          49,188         3,553,833
  *Coeur d'Alene Mines Corp.....................................................          65,846         1,821,300

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Commercial Metals Co.........................................................          73,664   $     1,056,342
   Compass Minerals International, Inc..........................................           9,810           716,817
  *Contango ORE, Inc............................................................             833            10,421
  *Continental Materials Corp...................................................             268             3,211
  *Core Molding Technologies, Inc...............................................           5,180            44,030
 #*Crown Holdings, Inc..........................................................          33,759         1,217,687
   Cytec Industries, Inc........................................................          35,534         1,771,725
   Deltic Timber Corp...........................................................           6,112           416,349
  #Domtar Corp..................................................................          27,309         2,358,951
   Dow Chemical Co. (The).......................................................         282,446         9,464,765
   E.I. du Pont de Nemours & Co.................................................         155,308         7,903,624
  #Eagle Materials, Inc.........................................................          28,341           833,509
   Eastman Chemical Co..........................................................          48,379         2,434,431
   Ecolab, Inc..................................................................          92,507         5,591,123
  *Ferro Corp...................................................................          48,221           325,974
  *Flotek Industries, Inc.......................................................           1,356            15,919
   FMC Corp.....................................................................          15,980         1,481,026
   Freeport-McMoRan Copper & Gold, Inc. Class B.................................         169,930         7,852,465
   Friedman Industries, Inc.....................................................           5,521            57,805
 #*General Moly, Inc............................................................          48,066           178,806
  *Georgia Gulf Corp............................................................          21,416           750,631
   Globe Specialty Metals, Inc..................................................          39,359           538,431
 #*Golden Minerals, Co..........................................................           7,014            68,036
 #*Graphic Packaging Holding Co.................................................         269,699         1,351,192
   Greif, Inc. Class A..........................................................          17,165           831,644
   Greif, Inc. Class B..........................................................          14,223           704,038
   H.B. Fuller Co...............................................................          36,172         1,035,243
   Hawkins, Inc.................................................................           6,010           237,996
   Haynes International, Inc....................................................           7,227           439,113
  *Headwaters, Inc..............................................................          36,139            95,768
  #Hecla Mining Co..............................................................         193,694         1,018,830
  *Horsehead Holding Corp.......................................................          26,654           289,996
   Huntsman Corp................................................................         158,117         2,012,829
  #Innophos Holdings, Inc.......................................................          12,673           632,636
  *Innospec, Inc................................................................          14,986           485,097
   International Flavors & Fragrances, Inc......................................          18,700         1,043,647
  #International Paper Co.......................................................         147,971         4,607,817
  *Intrepid Potash, Inc.........................................................          40,753           973,589
  #Kaiser Aluminum Corp.........................................................          14,178           700,110
  *KapStone Paper & Packaging Corp..............................................          34,122           595,770
   KMG Chemicals, Inc...........................................................           7,599           139,898
   Koppers Holdings, Inc........................................................           6,843           259,966
  *Kraton Performance Polymers, Inc.............................................          20,752           590,187
  #Kronos Worldwide, Inc........................................................          50,119         1,153,739
  *Landec Corp..................................................................          17,838           107,563
  #Limoneira Co.................................................................             644            11,579
  *Louisiana-Pacific Corp.......................................................         101,264           862,769
  *LSB Industries, Inc..........................................................          11,614           407,071
  *LyondellBasell Industries NV Class A.........................................          10,361           446,559
  #Martin Marietta Materials, Inc...............................................          25,356         2,092,124
  *Material Sciences Corp.......................................................           3,017            23,895
  *Materion Corp................................................................          13,280           390,565
   MeadWestavco Corp............................................................          94,104         2,770,422
  *Mercer International, Inc....................................................          28,395           232,271
  *Metals USA Holdings Corp.....................................................          24,632           329,330
   Minerals Technologies, Inc...................................................          13,039           827,325
  *Mines Management, Inc........................................................           4,267             9,259
  *Mod-Pac Corp.................................................................           1,105             7,094
 #*Molycorp, Inc................................................................          10,678           330,804
   Monsanto Co..................................................................          89,071         7,308,276
   Mosaic Co. (The).............................................................          23,377         1,308,411

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
  #Myers Industries, Inc........................................................          23,439   $       311,973
  *Nanophase Technologies Corp..................................................             700               399
   Neenah Paper, Inc............................................................          10,961           260,543
  #NewMarket Corp...............................................................           7,404         1,600,671
   Newmont Mining Corp..........................................................          85,689         5,268,160
  #NL Industries, Inc...........................................................          32,061           443,083
   Noranda Aluminum Holding Corp................................................          23,721           248,833
  *Northern Technologies International Corp.....................................           2,180            30,673
  #Nucor Corp...................................................................         137,660         6,124,493
   Olin Corp....................................................................          59,542         1,321,832
   Olympic Steel, Inc...........................................................           7,772           200,440
  *OM Group, Inc................................................................          22,385           607,305
  *Omnova Solutions, Inc........................................................          29,591           146,771
  *Owens-Illinois, Inc..........................................................         108,895         2,618,925
   P.H. Glatfelter Co...........................................................          30,425           449,682
   Packaging Corp. of America...................................................          61,387         1,727,430
  *Penford Corp.................................................................           8,423            47,590
  #PolyOne Corp.................................................................          62,522           901,567
   PPG Industries, Inc..........................................................          33,533         3,003,886
   Praxair, Inc.................................................................          50,818         5,396,872
   Quaker Chemical Corp.........................................................           8,795           389,618
   Reliance Steel & Aluminum Co.................................................          51,530         2,741,396
  #Rock-Tenn Co. Class A........................................................          40,936         2,532,301
  *Rockwood Holdings, Inc.......................................................          38,730         1,955,865
   Royal Gold, Inc..............................................................          34,390         2,618,455
  #RPM International, Inc.......................................................          73,943         1,850,793
 #*RTI International Metals, Inc................................................          20,724           521,623
  #Schnitzer Steel Industries, Inc. Class A.....................................          18,128           790,925
  #Schweitzer-Maudoit International, Inc........................................          11,354           789,444
  #Scotts Miracle-Gro Co. Class A (The).........................................          34,613         1,639,272
   Sealed Air Corp..............................................................         129,505         2,581,035
  *Senomyx, Inc.................................................................           8,376            24,542
   Sensient Technologies Corp...................................................          34,691         1,374,457
   Sherwin-Williams Co..........................................................          23,358         2,278,106
  #Sigma-Aldrich Corp...........................................................          24,413         1,661,061
   Silgan Holdings, Inc.........................................................          40,022         1,663,314
  *Silver Bull Resources, Inc...................................................             500               230
 #*Solitario Exploration & Royalty Corp.........................................           1,700             2,669
  *Solutia, Inc.................................................................          62,317         1,713,718
  #Sonoco Products Co...........................................................          56,650         1,773,145
  #Southern Copper Corp.........................................................         102,838         3,567,450
  *Spartech Corp................................................................          15,385            82,617
   Steel Dynamics, Inc..........................................................         155,685         2,483,176
   Stepan Co....................................................................           5,740           493,296
  *Stillwater Mining Co.........................................................          53,179           684,946
 #*STR Holdings, Inc............................................................          11,700           125,073
  *SunCoke Energy, Inc..........................................................          37,906           509,084
   Synalloy Corp................................................................           4,755            51,164
   Temple-Inland, Inc...........................................................          66,220         2,111,756
  #Texas Industries, Inc........................................................          20,415           638,173
  #Titanium Metals Corp.........................................................         100,093         1,539,430
  *United States Lime & Minerals, Inc...........................................           3,056           190,328
  #United States Steel Corp.....................................................          68,181         2,058,384
  *Universal Stainless & Alloy Products, Inc....................................           4,648           184,665
   Valhi, Inc...................................................................          22,008         1,184,471
   Valspar Corp.................................................................          63,347         2,739,124
  *Verso Paper Corp.............................................................          12,902            14,579
   Vulcan Materials Co..........................................................          87,672         3,845,294
   Walter Energy, Inc...........................................................          10,523           727,455
  #Wausau Paper Corp............................................................          36,157           312,396
  #Westlake Chemical Corp.......................................................          34,626         2,023,890

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Worthington Industries, Inc..................................................          52,384   $       964,389
  *WR Grace & Co................................................................          27,933         1,495,533
   Zep, Inc.....................................................................          11,829           193,759
 #*Zoltek Cos., Inc.............................................................          23,880           207,517
                                                                                                   ---------------
Total Materials.................................................................                       214,798,364
                                                                                                   ---------------
Other -- (0.0%)
  .Avigen, Inc. Escrow Shares...................................................           5,711                --
 .*Concord Camera Corp. Escrow Shares...........................................             405                --
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................          24,105                --
 .*Gerber Scientific, Inc. Escrow Shares........................................          15,579                --
 .*MAIR Holdings, Inc. Escrow Shares............................................             300                --
 .*Price Communications Liquidation Trust.......................................           5,700                --
 .*Softbrands, Inc. Escrow Shares...............................................           3,200                --
 .*Voyager Learning Co. Escrow Shares...........................................             669                --
                                                                                                   ---------------
Total Other.....................................................................                                --
                                                                                                   ---------------
Real Estate Investment Trusts -- (0.1%)
  *American Tower Corp..........................................................          62,923         3,996,240
                                                                                                   ---------------
Telecommunication Services -- (2.1%)
 #*AboveNet, Inc................................................................          15,294         1,016,286
   AT&T, Inc....................................................................       1,487,998        43,762,021
  #Atlantic Tele-Network, Inc...................................................          11,283           407,203
  *Cbeyond, Inc.................................................................          13,690           116,365
  #CenturyLink, Inc.............................................................         165,212         6,117,800
 #*Cincinnati Bell, Inc.........................................................         115,176           397,357
  *Cogent Communications Group, Inc.............................................          14,876           226,710
  #Consolidated Communications Holdings, Inc....................................          17,482           331,983
 #*Crown Castle International Corp..............................................          44,472         2,156,003
  *FiberTower Corp..............................................................          20,436             4,659
  #Frontier Communications Corp.................................................         503,663         2,155,678
  *General Communications, Inc. Class A.........................................          30,156           313,924
   HickoryTech Corp.............................................................           6,911            79,407
   IDT Corp. Class B............................................................          11,266            99,141
 #*Iridium Communications, Inc..................................................          48,394           386,668
 #*Leap Wireless International, Inc.............................................          51,554           441,302
 #*Level 3 Communications, Inc..................................................          69,028         1,280,469
   Lumos Networks Corp..........................................................          11,302           169,869
  *MetroPCS Communications, Inc.................................................         186,127         1,645,363
  *Neutral Tandem, Inc..........................................................          21,771           267,566
  *NII Holdings, Inc............................................................          86,707         1,743,678
   NTELOS Holdings Corp.........................................................          12,219           278,960
  *Pendrell Corp................................................................          97,343           259,906
  *Premiere Global Services, Inc................................................          36,049           317,231
  *Primus Telecommunications Group, Inc.........................................           1,119            14,200
  *SBA Communications Corp......................................................          22,088         1,009,863
  #Shenandoah Telecommunications Co.............................................          15,202           150,044
 #*Sprint Nextel Corp...........................................................       1,022,018         2,166,678
   SureWest Communications......................................................           9,566           138,516
 #*Telephone & Data Systems, Inc................................................          72,068         1,895,385
 #*tw telecom, Inc..............................................................          88,816         1,789,642
 #*United States Cellular Corp..................................................          22,258         1,020,974
   USA Mobility, Inc............................................................          16,182           228,975
  #Verizon Communications, Inc..................................................         696,712        26,238,174
  *Vonage Holdings Corp.........................................................          84,000           212,520
   Warwick Valley Telephone Co..................................................           3,243            44,299
  #Windstream Corp..............................................................         194,370         2,346,046
                                                                                                   ---------------
Total Telecommunication Services................................................                       101,230,865
                                                                                                   ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (3.0%)
  *AES Corp.....................................................................         414,083   $     5,283,699
   AGL Resources, Inc...........................................................          60,337         2,504,589
   ALLETE, Inc..................................................................          21,568           893,994
   Alliant Energy Corp..........................................................          37,851         1,604,504
   Ameren Corp..................................................................          56,647         1,792,311
   American Electric Power Co., Inc.............................................          84,797         3,354,569
   American States Water Co.....................................................          10,516           380,364
   American Water Works Co., Inc................................................          45,693         1,541,225
   Aqua America, Inc............................................................          79,944         1,763,565
  #Artesian Resources Corp. Class A.............................................           3,091            58,420
   Atmos Energy Corp............................................................          52,867         1,713,419
  #Avista Corp..................................................................          34,010           861,813
   Black Hills Corp.............................................................          23,427           790,896
 #*Cadiz, Inc...................................................................           2,464            24,492
   California Water Service Group...............................................          24,514           452,283
 #*Calpine Corp.................................................................         269,057         3,928,232
   CenterPoint Energy, Inc......................................................         103,340         1,908,690
   Central Vermont Public Service Corp..........................................           6,710           235,991
   CH Energy Group, Inc.........................................................          10,263           583,759
   Chesapeake Utilities Corp....................................................           5,561           239,234
  #Cleco Corp...................................................................          35,159         1,397,922
   CMS Energy Corp..............................................................          69,200         1,510,636
   Connecticut Water Services, Inc..............................................           4,787           145,429
   Consolidated Edison, Inc.....................................................          50,980         3,005,781
  #Consolidated Water Co., Ltd..................................................           8,676            67,586
   Constellation Energy Group, Inc..............................................          35,929         1,308,893
   Delta Natural Gas Co., Inc...................................................           1,429            48,586
   Dominion Resources, Inc......................................................         102,592         5,133,704
   DTE Energy Co................................................................          37,356         1,987,713
   Duke Energy Corp.............................................................         236,959         5,049,596
  *Dynegy, Inc..................................................................          81,051           150,755
   Edison International, Inc....................................................          69,891         2,868,327
  #El Paso Electric Co..........................................................          23,927           832,660
   Empire District Electric Co..................................................          23,725           494,192
   Entergy Corp.................................................................          37,927         2,631,375
  #Exelon Corp..................................................................         119,278         4,744,879
   FirstEnergy Corp.............................................................          73,154         3,088,562
   Gas Natural, Inc.............................................................           2,869            31,989
   Genie Energy, Ltd. Class B...................................................          11,266           117,842
  *GenOn Energy, Inc............................................................         531,920         1,132,990
  #Great Plains Energy, Inc.....................................................          79,642         1,642,218
   Hawaiian Electric Industries, Inc............................................          55,725         1,446,064
   IDACORP, Inc.................................................................          30,168         1,271,581
   Integrys Energy Group, Inc...................................................          39,544         2,052,729
   ITC Holdings Corp............................................................          28,418         2,094,691
  #Laclede Group, Inc...........................................................          12,724           530,082
   MDU Resources Group, Inc.....................................................          66,348         1,418,520
   MGE Energy, Inc..............................................................          13,280           595,741
   Middlesex Water Co...........................................................           8,923           168,555
   National Fuel Gas Co.........................................................          19,658           988,404
  #New Jersey Resources Corp....................................................          24,632         1,175,439
   NextEra Energy, Inc..........................................................          71,044         4,251,983
  #NiSource, Inc................................................................          64,126         1,457,584
   Northeast Utilities, Inc.....................................................          41,772         1,451,577
   Northwest Natural Gas Co.....................................................          14,979           712,251
  #NorthWestern Corp............................................................          20,986           737,448
  *NRG Energy, Inc..............................................................         123,902         2,091,466
   NSTAR........................................................................          25,400         1,141,222
   NV Energy, Inc...............................................................         136,163         2,205,841
  #OGE Energy Corp..............................................................          22,886         1,209,754
   ONEOK, Inc...................................................................          24,114         2,005,320

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
  #Ormat Technologies, Inc......................................................          31,105   $       505,456
  #Otter Tail Corp..............................................................          20,064           443,214
  #Pepco Holdings, Inc..........................................................          49,829           979,638
  #PG&E Corp....................................................................          65,322         2,655,993
  #Piedmont Natural Gas Co......................................................          41,914         1,379,809
   Pinnacle West Capital Corp...................................................          26,180         1,237,267
  #PNM Resources, Inc...........................................................          51,099           910,073
   Portland General Electric Co.................................................          44,724         1,115,417
   PPL Corp.....................................................................          99,335         2,760,520
   Progress Energy, Inc.........................................................          41,732         2,267,300
   Public Service Enterprise Group, Inc.........................................         133,879         4,061,889
   Questar Corp.................................................................         111,324         2,146,327
   RGC Resources, Inc...........................................................           1,198            21,504
  #SCANA Corp...................................................................          28,509         1,278,058
   Sempra Energy................................................................          39,248         2,233,211
  #SJW Corp.....................................................................          12,792           303,042
  #South Jersey Industries, Inc.................................................          17,918           983,340
  #Southern Co. (The)...........................................................         156,007         7,107,679
   Southwest Gas Corp...........................................................          26,946         1,126,343
 #*Synthesis Energy Systems, Inc................................................          27,753            42,740
  #TECO Energy, Inc.............................................................          53,756           970,296
   UGI Corp.....................................................................          67,904         1,827,297
  #UIL Holdings Corp............................................................          29,968         1,036,293
   UniSource Energy Corp........................................................          21,671           807,461
   Unitil Corp..................................................................           6,408           177,053
  #Vectren Corp.................................................................          47,451         1,356,624
  #Westar Energy, Inc...........................................................          68,701         1,953,856
   WGL Holdings, Inc............................................................          29,712         1,267,217
   Wisconsin Energy Corp........................................................          53,924         1,833,416
   Xcel Energy, Inc.............................................................          98,899         2,630,713
  #York Water Co................................................................           7,389           131,525
                                                                                                   ---------------
Total Utilities.................................................................                       143,864,507
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     4,133,636,395
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp..........................................             820             1,640
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights...................................             988                --
 .*Contra Pharmacopeia Contingent Value Rights..................................           3,300                --
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................           1,100                --
 .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights.................           7,600                --
 .*PhotoMedex, Inc. Contingent Value Warrants...................................             389                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................         103,143            18,807
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17................................             294                --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17................................             294                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            18,807
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      22,476,210        22,476,210
                                                                                                   ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@DFA Short Term Investment Fund..............................................     625,049,623   $   625,049,623
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
      $2,541,494 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
      at $2,552,684) to be repurchased at $2,491,673............................   $       2,492         2,491,659
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                                    627,541,282
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,285,167,506)^^......................................................                   $ 4,783,674,334
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                             VALUATION INPUTS
                                         --------------------------------------------------------
                                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------------
                                             LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                         --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary.............   $  561,707,437             --      --     $  561,707,437
   Consumer Staples...................      330,770,706             --      --        330,770,706
   Energy.............................      450,423,617             --      --        450,423,617
   Financials.........................      625,239,589             --      --        625,239,589
   Health Care........................      448,612,314             --      --        448,612,314
   Industrials........................      548,048,400   $     10,080      --        548,058,480
   Information Technology.............      704,934,276             --      --        704,934,276
   Materials..........................      214,798,364             --      --        214,798,364
   Other..............................               --             --      --                 --
   Real Estate Investment Trusts......        3,996,240             --      --          3,996,240
   Telecommunication Services.........      101,230,865             --      --        101,230,865
   Utilities..........................      143,864,507             --      --        143,864,507
Preferred Stocks
   Consumer Discretionary.............            1,640             --      --              1,640
Rights/Warrants.......................               --         18,807      --             18,807
Temporary Cash Investments............       22,476,210             --      --         22,476,210
Securities Lending Collateral.........               --    627,541,282      --        627,541,282
                                         --------------   ------------   -------   --------------
TOTAL.................................   $4,156,104,165   $627,570,169      --     $4,783,674,334
                                         ==============   ============   =======   ==============

               See accompanying Notes to Schedules of Investments.

                       U.S. CORE EQUITY 2 PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                             JANUARY 31, 2012
                                (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (83.7%)
Consumer Discretionary -- (11.6%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          31,098   $        89,562
   A.H. Belo Corp. Class A......................................................          20,538           121,996
  #Aaron's, Inc.................................................................         111,863         2,976,674
  #Abercrombie & Fitch Co.......................................................          96,954         4,454,067
   Acme United Corp.............................................................           2,302            23,020
   Advance Auto Parts, Inc......................................................          19,701         1,509,885
  *Aeropostale, Inc.............................................................          39,427           645,420
  *AFC Enterprises, Inc.........................................................          22,826           384,618
  *Aldila, Inc..................................................................           4,595            11,947
 #*Amazon.com, Inc..............................................................          36,479         7,092,977
  #Ambassadors Group, Inc.......................................................          23,469           105,845
 #*AMC Networks, Inc. Class A...................................................          12,693           542,753
   Amcon Distributing Co........................................................             668            44,429
  *American Apparel, Inc........................................................          38,775            29,042
  *American Axle & Manufacturing Holdings, Inc..................................          63,546           766,365
  *American Biltrite, Inc.......................................................           3,616            15,187
  #American Eagle Outfitters, Inc...............................................         274,812         3,872,101
  #American Greetings Corp. Class A.............................................          29,700           426,789
 #*American Public Education, Inc...............................................           9,932           399,266
  *America's Car-Mart, Inc......................................................          14,490           549,751
 #*Amerigon, Inc................................................................          31,644           485,735
   Ameristar Casinos, Inc.......................................................          56,601         1,107,116
 #*ANN, Inc.....................................................................          68,590         1,663,993
 #*Apollo Group, Inc. Class A...................................................          20,644         1,081,952
   Arbitron, Inc................................................................          18,047           644,458
 #*Archipelago Learning, Inc....................................................          28,757           298,785
  *Arctic Cat, Inc..............................................................          17,276           515,516
   Ark Restaurants Corp.........................................................           4,916            71,282
 #*Asbury Automotive Group, Inc.................................................          45,163         1,034,684
 #*Ascena Retail Group, Inc.....................................................         108,994         3,855,118
  *Ascent Capital Group, Inc. Class A...........................................          19,385           918,655
  *ATC Venture Group, Inc.......................................................             254                58
  #Autoliv, Inc.................................................................          39,955         2,520,761
 #*AutoNation, Inc..............................................................         116,877         4,179,522
 #*AutoZone, Inc................................................................           4,966         1,727,572
  *Bakers Footwear Group, Inc...................................................           2,149             1,160
  *Ballantyne Strong, Inc.......................................................          17,138            72,665
  *Bally Technologies, Inc......................................................          49,088         2,072,495
 #*Barnes & Noble, Inc..........................................................          88,026         1,062,474
   Bassett Furniture Industries, Inc............................................          10,834            86,997
  *BB Liquidating, Inc..........................................................          10,100               116
  *Beasley Broadcast Group, Inc. Class A........................................           8,562            29,539
 #*Beazer Homes USA, Inc........................................................          60,312           183,952
   bebe stores, Inc.............................................................         119,354         1,045,541
  *Bed Bath & Beyond, Inc.......................................................          45,415         2,756,691
   Belo Corp. Class A...........................................................         157,142         1,167,565
  *Benihana, Inc................................................................          20,924           228,699
  #Best Buy Co., Inc............................................................         252,444         6,046,034
   Big 5 Sporting Goods Corp....................................................          27,837           221,026
 #*Big Lots, Inc................................................................          60,719         2,397,793
  *Biglari Holdings, Inc........................................................           2,178           862,357
 #*BJ's Restaurants, Inc........................................................          33,901         1,696,067
 #*Blue Nile, Inc...............................................................           7,186           289,955
  *Bluegreen Corp...............................................................          31,025            80,665
   Blyth, Inc...................................................................          11,716           737,522
  #Bob Evans Farms, Inc.........................................................          42,197         1,490,820
 #*Body Central Corp............................................................              72             1,935
  #Bon-Ton Stores, Inc. (The)...................................................          26,063           105,816

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Books-A-Million, Inc.........................................................          20,408   $        49,591
 #*BorgWarner, Inc..............................................................          25,400         1,895,602
   Bowl America, Inc. Class A...................................................           3,937            51,181
 #*Boyd Gaming Corp.............................................................         103,900           911,203
  *Bravo Brio Restaurant Group, Inc.............................................           3,370            64,873
 #*Bridgepoint Education, Inc...................................................          44,260         1,088,353
  #Brinker International, Inc...................................................          52,003         1,344,278
  *Brookfield Residential Properties, Inc.......................................           5,046            44,405
  #Brown Shoe Co., Inc..........................................................          60,033           567,312
   Brunswick Corp...............................................................          86,917         1,854,809
  #Buckle, Inc..................................................................          38,775         1,691,753
 #*Buffalo Wild Wings, Inc......................................................          21,569         1,435,633
  *Build-A-Bear-Workshop, Inc...................................................          26,815           219,079
 #*Cabela's, Inc................................................................          98,962         2,580,929
   Cablevision Systems Corp.....................................................          49,802           724,619
  *Cache, Inc...................................................................          18,700           121,737
  #Callaway Golf Co.............................................................          92,413           619,167
  *Cambium Learning Group, Inc..................................................          82,306           265,025
  *Canterbury Park Holding Corp.................................................           5,270            63,820
  *Capella Education Co.........................................................           9,472           400,950
  *Career Education Corp........................................................         101,097         1,022,091
 #*Caribou Coffee Co., Inc......................................................          29,987           508,580
 #*CarMax, Inc..................................................................          74,020         2,252,429
  *Carmike Cinemas, Inc.........................................................           6,487            46,187
   Carnival Corp................................................................         247,800         7,483,560
   Carriage Services, Inc.......................................................          20,594           118,004
  *Carrols Restaurant Group, Inc................................................          31,463           355,847
 #*Carter's, Inc................................................................          77,010         3,228,259
  *Casual Male Retail Group, Inc................................................          64,051           202,401
   Cato Corp. Class A...........................................................          39,196         1,050,845
  *Cavco Industries, Inc........................................................           9,888           450,102
  #CBS Corp. Class A............................................................          18,791           549,637
   CBS Corp. Class B............................................................         398,207        11,340,935
   CEC Entertainment, Inc.......................................................          22,178           780,000
 #*Central European Media Enterprises, Ltd. Class A.............................          18,678           130,559
 #*Charles & Colvard, Ltd.......................................................          19,498            59,859
 #*Charming Shoppes, Inc........................................................         169,582           841,127
  *Charter Communications, Inc. Class A.........................................           6,441           371,259
 #*Cheesecake Factory, Inc......................................................          81,124         2,399,648
   Cherokee, Inc................................................................           8,005            86,214
  #Chico's FAS, Inc.............................................................         206,225         2,359,214
 #*Children's Place Retail Stores, Inc. (The)...................................          35,780         1,785,064
 #*Chipotle Mexican Grill, Inc..................................................           8,526         3,131,515
  #Choice Hotels International, Inc.............................................          32,207         1,170,402
   Christopher & Banks Corp.....................................................          46,687            96,642
  *Chromcraft Revington, Inc....................................................           2,958             3,757
   Churchill Downs, Inc.........................................................          24,448         1,367,866
  #Cinemark Holdings, Inc.......................................................         153,849         3,033,902
  *Citi Trends, Inc.............................................................          18,453           166,446
 #*Clear Channel Outdoor Holdings, Inc. Class A.................................          37,886           458,421
   Coach, Inc...................................................................          30,042         2,104,442
  *Coast Distribution System, Inc. (The)........................................           1,760             4,198
  *Cobra Electronics Corp.......................................................           7,751            36,275
 #*Coinstar, Inc................................................................          35,758         1,778,245
 #*Coldwater Creek, Inc.........................................................          80,536            70,872
 #*Collective Brands, Inc.......................................................          87,702         1,461,115
   Collectors Universe, Inc.....................................................           8,599           132,425
  #Columbia Sportswear Co.......................................................          48,129         2,206,715
   Comcast Corp. Class A........................................................       1,016,062        27,017,089
   Comcast Corp. Special Class A................................................         337,406         8,600,479
 #*Conn's, Inc..................................................................          45,633           529,343

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Cooper Tire & Rubber Co......................................................          69,570   $     1,047,724
   Core-Mark Holding Co., Inc...................................................          16,191           657,517
 #*Corinthian Colleges, Inc.....................................................          50,105           150,816
  *Cost Plus, Inc...............................................................          30,917           418,925
   CPI Corp.....................................................................           7,862            12,501
  #Cracker Barrel Old Country Store, Inc........................................          26,672         1,399,480
 #*Crocs, Inc...................................................................         105,000         1,997,100
 #*Crown Media Holdings, Inc. Class A...........................................          51,149            60,867
   CSS Industries, Inc..........................................................           8,600           184,212
  *Culp, Inc....................................................................          14,500           132,095
 #*Cumulus Media, Inc. Class A..................................................          17,457            61,449
  *Cybex International, Inc.....................................................           9,222             5,718
  #D.R. Horton, Inc.............................................................         360,331         5,015,808
 #*Dana Holding Corp............................................................         204,177         3,032,028
  #Darden Restaurants, Inc......................................................          51,600         2,366,892
 #*Deckers Outdoor Corp.........................................................          41,400         3,347,190
  *dELiA*s, Inc.................................................................          15,474            16,557
 #*Delta Apparel, Inc...........................................................          16,268           248,900
  #Destination Maternity Corp...................................................          17,069           284,882
  #DeVry, Inc...................................................................          81,188         3,065,659
 #*DGSE Cos., Inc...............................................................           8,810            63,696
 #*Dial Global, Inc.............................................................           3,376            11,107
   Dick's Sporting Goods, Inc...................................................          28,649         1,180,625
  *Digital Generation, Inc......................................................          34,840           484,276
  #Dillard's, Inc. Class A......................................................          87,901         3,889,619
  *DineEquity, Inc..............................................................          25,533         1,213,328
 #*DIRECTV Class A..............................................................         110,916         4,992,329
 #*Discovery Communications, Inc. Class A.......................................          42,342         1,815,625
 #*Discovery Communications, Inc. Class B.......................................           2,270           105,328
  *Discovery Communications, Inc. Class C.......................................          35,622         1,383,915
   DISH Network Corp............................................................          40,341         1,126,321
  *Dixie Group, Inc. (The)......................................................          11,235            40,221
  *Dolan Co.....................................................................          40,792           384,669
  *Dollar General Corp..........................................................          23,310           993,239
 #*Dollar Tree, Inc.............................................................          24,380         2,067,668
 #*Domino's Pizza, Inc..........................................................          54,909         1,792,779
  *Dorman Products, Inc.........................................................          25,133         1,091,024
   Dover Downs Gaming & Entertainment, Inc......................................          18,137            44,436
  *Dover Motorsports, Inc.......................................................           9,156            11,079
  *Dreams, Inc..................................................................          29,168            65,920
 #*DreamWorks Animation SKG, Inc. Class A.......................................          76,959         1,366,022
  *Drew Industries, Inc.........................................................          31,390           815,198
   DSW, Inc. Class A............................................................          47,790         2,388,066
 #*Duckwall-ALCO Stores, Inc....................................................             100               832
  *E.W. Scripps Co. Class A (The)...............................................          64,183           543,630
  *EDCI Holdings, Inc...........................................................           3,419            17,608
  *Education Management Corp....................................................          55,661         1,421,025
   Educational Development Corp.................................................           3,809            18,759
   Einstein Noah Restaurant Group, Inc..........................................          23,288           346,758
  *Emerson Radio Corp...........................................................          23,438            41,251
  *Emmis Communications Corp. Class A...........................................           5,500             4,235
  *Empire Resorts, Inc..........................................................           4,000             8,000
  *Enova Systems, Inc...........................................................           6,180             2,585
 #*Entercom Communications Corp. Class A........................................          37,980           293,206
  *Entertainment Gaming Asia, Inc...............................................           8,232             2,046
   Entravision Communications Corp..............................................          64,605           115,643
   EnviroStar, Inc..............................................................             100               127
   Escalade, Inc................................................................          10,743            50,814
  #Ethan Allen Interiors, Inc...................................................          39,384           929,462
  *Ever-Glory International Group, Inc..........................................           2,000             3,380
 #*Exide Technologies...........................................................          99,958           329,861

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Expedia, Inc.................................................................          53,030   $     1,716,581
 #*Express, Inc.................................................................          48,802         1,056,075
   Family Dollar Stores, Inc....................................................          53,600         2,990,880
  *Famous Dave's of America, Inc................................................          10,924           113,173
 #*Federal-Mogul Corp...........................................................         103,878         1,723,336
   Finish Line, Inc. Class A (The)..............................................          74,673         1,579,334
  *Fisher Communications, Inc...................................................           9,960           299,696
  #Flanigan's Enterprises, Inc..................................................           1,000             7,085
   Flexsteel Industries, Inc....................................................           7,812           110,852
  #Foot Locker, Inc.............................................................         220,508         5,786,130
 #*Ford Motor Co................................................................         333,761         4,145,312
 #*Fossil, Inc..................................................................          65,812         6,255,431
  *Frederick's of Hollywood Group, Inc..........................................           4,166             2,041
  #Fred's, Inc. Class A.........................................................          55,910           824,672
   Frisch's Restaurants, Inc....................................................           7,545           158,445
 #*Fuel Systems Solutions, Inc..................................................          27,797           580,123
  *Full House Resorts, Inc......................................................          19,925            55,392
  *Furniture Brands International, Inc..........................................          66,032           111,594
  *Gaiam, Inc. Class A..........................................................          18,959            67,873
 #*GameStop Corp. Class A.......................................................         200,821         4,691,179
   Gaming Partners International Corp...........................................           8,266            53,440
   Gannett Co., Inc.............................................................         345,958         4,902,225
  #Gap, Inc.....................................................................         250,607         4,756,521
  #Garmin, Ltd..................................................................         135,206         5,638,090
 #*Gaylord Entertainment Co.....................................................          62,506         1,753,293
 #*Geeknet, Inc.................................................................           7,385           128,425
  *General Motors Co............................................................         148,522         3,567,498
 #*Genesco, Inc.................................................................          35,563         2,171,832
  #Gentex Corp..................................................................          70,447         1,892,911
   Genuine Parts Co.............................................................          58,553         3,734,510
  *G-III Apparel Group, Ltd.....................................................          27,034           617,186
  *Global Sources, Ltd..........................................................          29,825           181,336
 #*Golfsmith International Holdings, Inc........................................          10,241            37,584
  *Goodyear Tire & Rubber Co....................................................         207,129         2,692,677
  *Gordmans Stores, Inc.........................................................           5,654            82,153
  *Grand Canyon Education, Inc..................................................          22,537           378,171
  *Gray Television, Inc.........................................................          57,403           117,676
  *Gray Television, Inc. Class A................................................           3,160             5,404
  *Great Wolf Resorts, Inc......................................................          43,379           138,813
  #Group 1 Automotive, Inc......................................................          33,331         1,777,876
  #Guess?, Inc..................................................................         108,781         3,263,430
   H&R Block, Inc...............................................................          48,700           796,732
 #*Hallwood Group, Inc. (The)...................................................           1,023            16,266
  *Hampshire Group, Ltd.........................................................           1,000             2,500
 #*Hanesbrands, Inc.............................................................          47,175         1,160,505
  #Harley-Davidson, Inc.........................................................          64,955         2,870,361
   Harman International Industries, Inc.........................................          97,531         4,115,808
  *Harris Interactive, Inc......................................................          13,112             8,654
   Harte-Hanks, Inc.............................................................          90,646           874,734
  #Hasbro, Inc..................................................................          34,967         1,220,698
  *Hastings Entertainment, Inc..................................................           2,673             4,330
   Haverty Furniture Cos., Inc..................................................          26,089           325,591
   Haverty Furniture Cos., Inc. Class A.........................................           2,432            29,610
  *Heelys, Inc..................................................................           6,558            11,936
  *Helen of Troy, Ltd...........................................................          45,791         1,473,096
 #*hhgregg, Inc.................................................................          53,331           542,910
 #*Hibbett Sporting Goods, Inc..................................................          24,675         1,182,673
  #Hillenbrand, Inc.............................................................          87,618         2,054,642
  *Hollywood Media Corp.........................................................          12,071            14,968
   Home Depot, Inc. (The).......................................................         301,629        13,389,311
   Hooker Furniture Corp........................................................          16,557           199,512

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Hot Topic, Inc...............................................................          63,159   $       462,324
 #*Hovnanian Enterprises, Inc. Class A..........................................          55,200           133,584
  #HSN, Inc.....................................................................          62,267         2,222,309
 #*Hyatt Hotels Corp. Class A...................................................          19,750           841,745
 #*Iconix Brand Group, Inc......................................................         106,231         1,955,713
  *Image Entertainment, Inc.....................................................           8,257               871
  *Infosonics Corp..............................................................           4,740             3,460
   International Game Technology................................................          59,806           952,710
  #International Speedway Corp. Class A.........................................          38,856         1,002,096
  #Interpublic Group of Cos., Inc. (The)........................................         412,069         4,256,673
  *Interval Leisure Group, Inc..................................................          78,615         1,069,164
 #*iRobot Corp..................................................................          29,445           972,863
  *Isle of Capri Casinos, Inc...................................................          50,092           254,467
 #*ITT Educational Services, Inc................................................          15,300         1,007,811
  *J. Alexander's Corp..........................................................          13,496            89,074
  #J.C. Penney Co., Inc.........................................................         188,258         7,822,120
  *Jack in the Box, Inc.........................................................          70,959         1,504,331
 #*Jaclyn, Inc..................................................................             698             4,687
  #JAKKS Pacific, Inc...........................................................          33,289           508,656
  #Jarden Corp..................................................................         102,085         3,439,244
  #Johnson Controls, Inc........................................................         177,052         5,624,942
  *Johnson Outdoors, Inc. Class A...............................................          19,561           332,733
  #Jones Group, Inc. (The)......................................................         122,824         1,121,383
 #*Jos. A. Bank Clothiers, Inc..................................................          40,459         1,931,917
  *Journal Communications, Inc. Class A.........................................          56,499           290,405
 #*K12, Inc.....................................................................          43,046           963,800
  #KB Home......................................................................         120,600         1,087,812
  *Kenneth Cole Productions, Inc. Class A.......................................          14,822           182,162
  *Kid Brands, Inc..............................................................          44,675           153,235
  *Kirkland's, Inc..............................................................          27,527           412,079
  *Knology, Inc.................................................................          34,908           526,064
  #Kohl's Corp..................................................................         122,452         5,631,567
  *Kona Grill, Inc..............................................................          11,997            72,702
   Koss Corp....................................................................           4,495            24,767
  *Krispy Kreme Doughnuts, Inc..................................................          81,967           600,818
   KSW, Inc.....................................................................           7,439            24,549
 #*K-Swiss, Inc. Class A........................................................          35,759           120,865
   Lacrosse Footwear, Inc.......................................................           8,544           107,484
  *Lakeland Industries, Inc.....................................................           6,420            60,476
  *Lakes Entertainment, Inc.....................................................          25,933            52,903
 #*Lamar Advertising Co. Class A................................................          61,943         1,772,189
  *Las Vegas Sands Corp.........................................................          56,918         2,795,243
  *Lazare Kaplan International, Inc.............................................           3,667             9,809
  *La-Z-Boy, Inc................................................................          74,983           988,276
  *Leapfrog Enterprises, Inc....................................................          71,553           414,292
  #Lear Corp....................................................................          70,131         2,938,489
 #*Learning Tree International, Inc.............................................          16,482           100,211
 #*Lee Enterprises, Inc.........................................................          46,810            62,257
  #Leggett & Platt, Inc.........................................................         187,397         4,021,540
  #Lennar Corp. Class A.........................................................         217,231         4,668,294
   Lennar Corp. Class B Voting..................................................          33,079           569,290
  *Libbey, Inc..................................................................          21,076           317,405
 #*Liberty Global, Inc. Class A.................................................          24,979         1,146,037
  *Liberty Global, Inc. Class B.................................................             808            37,212
 #*Liberty Global, Inc. Class C.................................................          65,813         2,906,302
 #*Liberty Interactive Corp. Class A............................................         542,102         9,280,786
  *Liberty Interactive Corp. Class B............................................          11,386           195,213
  *Liberty Media Corp. - Liberty Capital Class A................................         170,676        14,065,409
  *Liberty Media Corp. - Liberty Capital Class B................................           5,224           436,700
 #*Life Time Fitness, Inc.......................................................          60,620         2,978,867
  #Lifetime Brands, Inc.........................................................          15,818           187,443

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Limited Brands, Inc..........................................................         115,444   $     4,832,486
  *LIN TV Corp. Class A.........................................................          39,476           159,088
   Lincoln Educational Services Corp............................................          32,420           283,027
  #Lithia Motors, Inc. Class A..................................................          31,670           703,391
 #*Live Nation Entertainment, Inc...............................................         273,671         2,813,338
  *LKQ Corp.....................................................................         188,176         6,134,538
 #*LodgeNet Interactive Corp....................................................          18,107            65,185
   Lowe's Cos., Inc.............................................................         606,612        16,275,400
  *Luby's, Inc..................................................................          30,767           160,604
 #*Lululemon Athletica, Inc.....................................................          18,766         1,184,698
 #*Lumber Liquidators Holdings, Inc.............................................           1,340            28,622
  *M/I Homes, Inc...............................................................          30,680           348,218
   Mac-Gray Corp................................................................          17,889           249,373
  #Macy's, Inc..................................................................         276,516         9,315,824
 #*Madison Square Garden Co. (The)..............................................          88,893         2,550,340
  *Maidenform Brands, Inc.......................................................          33,304           666,080
  *Mannatech, Inc...............................................................           2,000             8,601
  #Marcus Corp..................................................................          30,027           363,627
 #*Marine Products Corp.........................................................          45,208           269,892
 #*MarineMax, Inc...............................................................          29,195           239,983
  #Marriott International, Inc. Class A.........................................          31,995         1,102,228
 #*Marriott Vacations Worldwide Corp............................................           3,199            66,379
  #Martha Stewart Living Omnimedia, Inc. Class A................................          47,367           208,415
   Mattel, Inc..................................................................         125,420         3,888,020
   Matthews International Corp. Class A.........................................          40,893         1,347,833
  *McClatchy Co. (The)..........................................................          52,536           123,460
   McDonald's Corp..............................................................          93,700         9,280,985
   McGraw-Hill Cos., Inc........................................................          27,929         1,284,734
  #MDC Holdings, Inc............................................................          66,335         1,314,760
 #*Media General, Inc. Class A..................................................          28,031           112,685
  #Men's Wearhouse, Inc. (The)..................................................          73,800         2,545,362
  #Meredith Corp................................................................          52,882         1,665,254
 #*Meritage Homes Corp..........................................................          41,984         1,016,013
 #*MGM Resorts International....................................................         458,658         5,985,487
   MGP Ingredients, Inc.........................................................          20,250           120,690
 #*Midas, Inc...................................................................          13,489           114,656
  *Modine Manufacturing Co......................................................          61,802           676,114
  *Mohawk Industries, Inc.......................................................          97,755         5,978,696
  *Monarch Casino & Resort, Inc.................................................          21,002           223,671
  #Monro Muffler Brake, Inc.....................................................          46,126         1,934,524
  *Monster Beverage Corp........................................................          18,900         1,975,239
  *Morgans Hotel Group Co.......................................................          10,616            59,874
  #Morningstar, Inc.............................................................          20,040         1,196,789
  *Morton's Restaurant Group, Inc...............................................          19,373           133,674
 #*Motorcar Parts of America, Inc...............................................          12,172            78,144
   Movado Group, Inc............................................................          26,291           484,017
  *MTR Gaming Group, Inc........................................................          26,957            64,427
  *Multimedia Games Holding Co., Inc............................................          25,419           191,913
  *Nathan's Famous, Inc.........................................................           7,555           158,202
   National CineMedia, Inc......................................................          51,314           698,897
  *Nautilus, Inc................................................................          31,748            76,830
  *Navarre Corp.................................................................          37,060            53,737
 #*Netflix, Inc.................................................................          20,041         2,408,928
  *Nevada Gold & Casinos, Inc...................................................           1,500             2,220
  *New Frontier Media, Inc......................................................           8,547             9,316
 #*New York & Co., Inc..........................................................          79,644           222,207
  *New York Times Co. Class A (The).............................................         210,254         1,566,392
   Newell Rubbermaid, Inc.......................................................         160,409         2,962,754
   News Corp. Class A...........................................................         846,333        15,936,450
   News Corp. Class B...........................................................         305,808         5,954,082
  *Nexstar Broadcasting Group, Inc. Class A.....................................          10,636            90,087

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   NIKE, Inc. Class B...........................................................          39,567   $     4,114,572
  *Nobility Homes, Inc..........................................................           2,557            14,575
  #Nordstrom, Inc...............................................................          42,272         2,087,391
  #Nutrisystem, Inc.............................................................          30,512           363,093
 #*NVR, Inc.....................................................................           6,499         4,505,432
 #*O'Charley's, Inc.............................................................          27,227           176,703
  *Office Depot, Inc............................................................         345,534           943,308
 #*OfficeMax, Inc...............................................................         107,566           594,840
  #Omnicom Group, Inc...........................................................          47,482         2,165,654
  *Orbitz Worldwide, Inc........................................................          89,530           327,680
 #*Orchard Supply Hardware Stores Corp. Class A.................................           3,617            65,215
  *O'Reilly Automotive, Inc.....................................................          90,600         7,384,806
  *Orient-Express Hotels, Ltd. Class A..........................................         129,292         1,093,810
   Outdoor Channel Holdings, Inc................................................          33,506           236,217
 #*Overstock.com, Inc...........................................................          21,548           145,664
  #Oxford Industries, Inc.......................................................          22,112         1,126,164
  *P & F Industries, Inc. Class A...............................................           2,869            11,132
  #P.F. Chang's China Bistro, Inc...............................................          30,318           987,154
  *Pacific Sunwear of California, Inc...........................................          76,015           136,827
  *Panera Bread Co. Class A.....................................................          19,844         2,941,873
  *Papa John's International, Inc...............................................          29,488         1,142,365
 #*Peet's Coffee & Tea, Inc.....................................................          16,392           996,961
 #*Penn National Gaming, Inc....................................................         113,190         4,633,999
  #Penske Automotive Group, Inc.................................................         131,049         2,932,877
   Pep Boys - Manny, Moe & Jack (The)...........................................          75,372         1,130,580
  *Perry Ellis International, Inc...............................................          22,058           342,781
  #PetMed Express, Inc..........................................................          28,227           351,991
  #PetSmart, Inc................................................................          39,873         2,122,041
 #*Pier 1 Imports, Inc..........................................................         139,418         2,167,950
  *Pinnacle Entertainment, Inc..................................................          76,630           743,311
  *Point.360....................................................................           6,026             6,538
  *PokerTek, Inc................................................................             640               410
  #Polaris Industries, Inc......................................................          32,961         2,122,688
  #Pool Corp....................................................................          56,154         1,910,921
  *Premier Exhibitions, Inc.....................................................           6,900            16,077
 #*Priceline.com, Inc...........................................................           4,200         2,223,816
  *Princeton Review, Inc........................................................          12,792             1,357
 #*PulteGroup, Inc..............................................................         479,176         3,569,861
  #PVH Corp.....................................................................          73,475         5,671,535
  *Q.E.P. Co., Inc..............................................................             670            11,758
  *Quantum Fuel Systems Technologies Worldwide, Inc.............................             156               122
  *Quiksilver, Inc..............................................................         230,995         1,030,238
   R.G. Barry Corp..............................................................          21,060           257,774
 #*Radio One, Inc. Class D......................................................          33,982            34,662
  #RadioShack Corp..............................................................         143,336         1,029,152
  #Ralph Lauren Corp............................................................          12,900         1,960,800
  *Reading International, Inc. Class A..........................................          14,293            60,888
  *Reading International, Inc. Class B..........................................             300             1,732
  *Red Lion Hotels Corp.........................................................          23,379           171,134
  *Red Robin Gourmet Burgers, Inc...............................................          21,538           661,432
  #Regal Entertainment Group....................................................         110,822         1,379,734
  #Regis Corp...................................................................          83,912         1,438,252
   Rent-A-Center, Inc...........................................................          84,701         2,864,588
  *Rentrak Corp.................................................................          11,793           201,778
  *Rick's Cabaret International, Inc............................................          11,206           115,870
  *Rockford Corp................................................................           1,653             6,199
  *Rocky Brands, Inc............................................................           7,729            85,792
   Ross Stores, Inc.............................................................          84,222         4,280,162
   Royal Caribbean Cruises, Ltd.................................................         189,889         5,161,183
 #*Ruby Tuesday, Inc............................................................          89,099           669,133
 #*Rue21, Inc...................................................................           5,630           136,302

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Ruth's Hospitality Group, Inc................................................          46,628   $       288,627
  #Ryland Group, Inc. (The).....................................................          58,012         1,055,818
  *Saga Communications, Inc. Class A............................................           3,821           157,616
 #*Saks, Inc....................................................................         235,896         2,354,242
  *Salem Communications Corp. Class A...........................................          15,125            41,442
 #*Sally Beauty Holdings, Inc...................................................         101,280         2,088,394
  #Scholastic Corp..............................................................          38,702         1,142,096
 #*Scientific Games Corp. Class A...............................................         129,261         1,446,431
  #Scripps Networks Interactive, Inc............................................          29,755         1,290,177
 #*Sealy Corp...................................................................          86,780           125,831
 #*Sears Holdings Corp..........................................................          80,099         3,376,173
 #*Select Comfort Corp..........................................................          45,800         1,148,664
   Service Corp. International..................................................         355,943         3,950,967
  *Shiloh Industries, Inc.......................................................          21,495           176,689
  *Shoe Carnival, Inc...........................................................          18,797           475,376
  *Shuffle Master, Inc..........................................................          74,809           957,555
 #*Shutterfly, Inc..............................................................          33,537           795,498
   Signet Jewelers, Ltd. ADR....................................................         118,596         5,405,606
  #Sinclair Broadcast Group, Inc. Class A.......................................          41,284           506,968
  #Six Flags Entertainment Corp.................................................          73,682         3,229,482
 #*Skechers U.S.A., Inc. Class A................................................          54,761           665,894
  #Skyline Corp.................................................................          10,884            67,590
  *Smith & Wesson Holding Corp..................................................          90,309           464,188
  *Sonesta International Hotels Corp. Class A...................................           1,295            39,251
  #Sonic Automotive, Inc. Class A...............................................          58,089           905,608
  *Sonic Corp...................................................................          43,011           294,625
  #Sotheby's....................................................................          64,977         2,178,679
  *Spanish Broadcasting System, Inc. Class A....................................           1,273             7,485
   Spartan Motors, Inc..........................................................          47,451           288,028
 #*Spectrum Group International, Inc............................................             940             2,261
   Speedway Motorsports, Inc....................................................          56,555           906,577
  *Sport Chalet, Inc. Class A...................................................           9,608            16,045
  *Sport Chalet, Inc. Class B...................................................           1,292             2,765
   Stage Stores, Inc............................................................          47,969           737,763
   Standard Motor Products, Inc.................................................          33,346           689,929
 #*Standard Pacific Corp........................................................         240,745           876,312
  *Stanley Furniture Co., Inc...................................................          13,267            46,567
  #Staples, Inc.................................................................         153,425         2,244,608
   Starbucks Corp...............................................................          67,563         3,238,295
   Starwood Hotels & Resorts Worldwide, Inc.....................................          29,703         1,611,091
  *Stein Mart, Inc..............................................................          59,631           432,325
  *Steiner Leisure, Ltd.........................................................          20,707         1,022,512
  *Steinway Musical Instruments, Inc............................................          17,212           429,439
 #*Steven Madden, Ltd...........................................................          51,484         2,118,052
  #Stewart Enterprises, Inc. Class A............................................         114,611           704,858
  *Stoneridge, Inc..............................................................          32,096           300,740
   Strattec Security Corp.......................................................           4,792           100,872
  #Strayer Education, Inc.......................................................           7,822           851,034
   Sturm Ruger & Co., Inc.......................................................          24,927           988,356
   Superior Industries International, Inc.......................................          38,632           701,943
  *Syms Corp....................................................................          10,474           105,787
  *Systemax, Inc................................................................          49,692           875,076
 #*Talbots, Inc.................................................................             391             1,267
  *Tandy Brands Accessories, Inc................................................           5,800             6,032
  *Tandy Leather Factory, Inc...................................................           7,929            39,011
   Target Corp..................................................................         146,665         7,452,049
 #*Tempur-Pedic International, Inc..............................................          18,061         1,204,849
 #*Tenneco, Inc.................................................................          37,500         1,203,750
 #*Tesla Motors, Inc............................................................           8,399           244,159
  #Texas Roadhouse, Inc.........................................................          98,732         1,496,777
  #Thor Industries, Inc.........................................................          77,943         2,389,732

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Tiffany & Co.................................................................          42,344   $     2,701,547
   Time Warner Cable, Inc.......................................................         155,835        11,488,156
  #Time Warner, Inc.............................................................         505,637        18,738,907
   TJX Cos., Inc. (The).........................................................          37,128         2,529,902
  *Toll Brothers, Inc...........................................................         242,551         5,290,037
  *Town Sports International Holdings, Inc......................................          26,956           239,100
   Tractor Supply Co............................................................          61,800         4,991,586
  *Trans World Entertainment Corp...............................................           1,798             4,441
 #*TripAdvisor, Inc.............................................................          53,030         1,745,217
  *True Religion Apparel, Inc...................................................          33,576         1,216,794
  *TRW Automotive Holdings Corp.................................................         117,968         4,426,159
 #*Tuesday Morning Corp.........................................................          75,510           256,734
  #Tupperware Brands Corp.......................................................          28,324         1,779,880
  *Ulta Salon Cosmetics & Fragrance, Inc........................................          53,376         4,068,319
 #*Under Armour, Inc. Class A...................................................          27,700         2,205,474
  *Unifi, Inc...................................................................          25,127           244,486
 #*Universal Electronics, Inc...................................................          19,101           353,368
  *Universal Technical Institute, Inc...........................................          34,813           485,641
 #*Urban Outfitters, Inc........................................................          31,700           840,050
  *US Auto Parts Network, Inc...................................................          39,333           195,878
   V.F. Corp....................................................................          69,430         9,129,351
  #Vail Resorts, Inc............................................................          52,786         2,301,997
 #*Valassis Communications, Inc.................................................          67,600         1,537,900
   Value Line, Inc..............................................................           7,363            82,613
 #*Valuevision Media, Inc. Class A..............................................          48,876            77,224
   Viacom, Inc. Class A.........................................................          10,785           569,124
   Viacom, Inc. Class B.........................................................         131,900         6,204,576
  #Virgin Media, Inc............................................................          22,958           547,319
 #*Visteon Corp.................................................................          30,258         1,452,384
 #*Vitacost.com, Inc............................................................           4,553            30,050
 #*Vitamin Shoppe, Inc..........................................................          34,376         1,469,230
  *VOXX International Corp......................................................          29,737           378,255
 #*WABCO Holdings, Inc..........................................................          27,768         1,439,771
 #*Walking Co. Holdings, Inc. (The).............................................           4,714            20,742
   Walt Disney Co. (The)........................................................         829,124        32,252,924
 #*Warnaco Group, Inc...........................................................          56,350         3,282,388
  #Washington Post Co. Class B..................................................           9,693         3,670,836
  #Weight Watchers International, Inc...........................................          24,573         1,870,742
  *Wells-Gardner Electronics Corp...............................................           4,482             9,278
   Wendy's Co. (The)............................................................         576,444         2,703,522
  *West Marine, Inc.............................................................          32,141           389,549
  *Wet Seal, Inc. Class A (The).................................................         139,594           488,579
  #Weyco Group, Inc.............................................................          12,731           321,585
  #Whirlpool Corp...............................................................          69,997         3,802,237
   Wiley (John) & Sons, Inc. Class A............................................          59,695         2,709,556
  #Wiley (John) & Sons, Inc. Class B............................................           7,502           342,391
   Williams Controls, Inc.......................................................           6,849            76,640
  #Williams-Sonoma, Inc.........................................................          73,074         2,620,434
  #Winmark Corp.................................................................           3,794           260,534
 #*Winnebago Industries, Inc....................................................          36,627           334,771
 #*WMS Industries, Inc..........................................................          29,329           642,012
  #Wolverine World Wide, Inc....................................................          52,945         2,069,620
  #World Wrestling Entertainment, Inc. Class A..................................          40,201           381,507
  #Wyndham Worldwide Corp.......................................................         180,614         7,181,213
   Wynn Resorts, Ltd............................................................          13,405         1,544,658
   Yum! Brands, Inc.............................................................          41,894         2,653,147
 #*Zale Corp....................................................................          46,608           132,833
 #*Zumiez, Inc..................................................................          41,911         1,196,978
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       857,713,320
                                                                                                   ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (5.5%)
   Alico, Inc...................................................................           9,508   $       220,015
  *Alliance One International, Inc..............................................         117,329           341,427
   Altria Group, Inc............................................................         380,680        10,811,312
   Andersons, Inc. (The)........................................................          26,334         1,067,844
   Archer-Daniels-Midland Co....................................................         327,205         9,367,879
   Arden Group, Inc. Class A....................................................           2,456           221,015
   Avon Products, Inc...........................................................          68,745         1,221,599
  #B&G Foods, Inc...............................................................          65,915         1,493,634
 #*Boston Beer Co., Inc. Class A (The)..........................................           9,260           926,463
 #*Bridgford Foods Corp.........................................................           7,329            81,792
   Brown-Forman Corp. Class A...................................................          13,570         1,078,408
   Brown-Forman Corp. Class B...................................................          17,340         1,408,181
   Bunge, Ltd...................................................................         139,456         7,986,645
  #Calavo Growers, Inc..........................................................          18,747           509,918
  #Cal-Maine Foods, Inc.........................................................          30,125         1,143,545
  #Campbell Soup Co.............................................................          45,434         1,440,258
  #Casey's General Stores, Inc..................................................          62,132         3,165,004
   CCA Industries, Inc..........................................................           5,962            29,750
 #*Central European Distribution Corp...........................................          86,014           352,657
  *Central Garden & Pet Co......................................................          26,310           229,949
  *Central Garden & Pet Co. Class A.............................................          60,553           572,831
 #*Chiquita Brands International, Inc...........................................          86,616           761,355
  #Church & Dwight Co., Inc.....................................................          95,360         4,326,483
   Clorox Co. (The).............................................................          18,397         1,263,138
   Coca-Cola Bottling Co........................................................          10,128           617,302
   Coca-Cola Co. (The)..........................................................         219,621        14,831,006
   Coca-Cola Enterprises, Inc...................................................         219,366         5,876,815
  #Coffee Holding Co., Inc......................................................           5,400            45,279
   Colgate-Palmolive Co.........................................................          38,688         3,509,775
   ConAgra Foods, Inc...........................................................         282,669         7,538,782
  *Constellation Brands, Inc. Class A...........................................         162,417         3,394,515
  *Constellation Brands, Inc. Class B...........................................           5,400           112,887
   Corn Products International, Inc.............................................         107,338         5,956,186
   Costco Wholesale Corp........................................................          94,939         7,810,632
  *Craft Brew Alliance, Inc.....................................................          21,881           136,975
  *Crystal Rock Holdings, Inc...................................................             200               164
   CVS Caremark Corp............................................................         632,886        26,422,990
  *Darling International, Inc...................................................         166,925         2,550,614
  *Dean Foods Co................................................................         253,821         2,731,114
  #Diamond Foods, Inc...........................................................          29,698         1,079,225
  *Dole Food Co., Inc...........................................................         121,962         1,170,835
   Dr. Pepper Snapple Group, Inc................................................          57,616         2,236,653
 #*Elizabeth Arden, Inc.........................................................          41,640         1,497,791
 #*Energizer Holdings, Inc......................................................          47,928         3,696,207
  #Estee Lauder Cos., Inc.......................................................          37,796         2,189,522
 #*Farmer Brothers Co...........................................................          19,284           192,454
  #Flowers Foods, Inc...........................................................         120,603         2,333,668
   Fortune Brands, Inc..........................................................         132,290         6,920,090
  #Fresh Del Monte Produce, Inc.................................................          85,096         2,083,150
   General Mills, Inc...........................................................         108,088         4,305,145
   Golden Enterprises, Inc......................................................           9,888            33,916
 #*Green Mountain Coffee Roasters, Inc..........................................          28,702         1,530,965
  #Griffin Land & Nurseries, Inc................................................           6,027           160,861
   H.J. Heinz Co................................................................          28,103         1,457,141
 #*Hain Celestial Group, Inc. (The).............................................          65,035         2,509,701
  *Harbinger Group, Inc.........................................................           8,503            40,814
 #*Heckmann Corp................................................................         170,176           869,599
   Herbalife, Ltd...............................................................          44,162         2,556,097
   Hershey Co. (The)............................................................          16,300           995,604
  #Hormel Foods Corp............................................................         107,245         3,086,511
  *IGI Labratories, Inc.........................................................             647               712

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  #Imperial Sugar Co............................................................          16,137   $        55,027
   Ingles Markets, Inc. Class A.................................................          17,671           308,006
   Inter Parfums, Inc...........................................................          42,088           702,870
   J & J Snack Foods Corp.......................................................          26,106         1,332,189
  #J.M. Smucker Co..............................................................         102,584         8,081,568
  *John B. Sanfilippo & Son, Inc................................................           7,277            71,824
   Kellogg Co...................................................................          30,401         1,505,458
   Kimberly-Clark Corp..........................................................          43,048         3,080,515
  #Kraft Foods, Inc. Class A....................................................         786,703        30,130,725
   Kroger Co. (The).............................................................         130,294         3,095,785
  #Lancaster Colony Corp........................................................          29,263         2,033,486
 #*Lifeway Foods, Inc...........................................................           8,037            74,905
   Lorillard, Inc...............................................................          16,824         1,806,729
  #McCormick & Co., Inc. Non-Voting.............................................          22,414         1,132,804
   McCormick & Co., Inc. Voting.................................................           3,123           157,555
   Mead Johnson Nutrition Co....................................................          24,949         1,848,471
 #*Medifast, Inc................................................................          20,965           345,503
  #Molson Coors Brewing Co. Class A.............................................           1,020            44,462
  #Molson Coors Brewing Co. Class B.............................................         154,367         6,620,801
   Nash-Finch Co................................................................          17,087           499,111
  *National Beverage Corp.......................................................          51,729           865,426
  *Natural Alternatives International, Inc......................................           7,028            64,306
 #*Nature's Sunshine Products, Inc..............................................             400             5,960
  #Nu Skin Enterprises, Inc. Class A............................................          62,985         3,146,101
  *Nutraceutical International Corp.............................................          13,031           167,448
   Oil-Dri Corp. of America.....................................................          10,212           214,350
  *Omega Protein Corp...........................................................          25,815           222,267
   Orchids Paper Products Co....................................................           5,292            99,913
  *Overhill Farms, Inc..........................................................          20,281            82,746
  *Pantry, Inc..................................................................          32,229           388,037
  *Parlux Fragrances, Inc.......................................................          34,912           183,288
   PepsiCo, Inc.................................................................         188,490        12,378,138
   Philip Morris International, Inc.............................................         147,798        11,050,856
  *Physicians Formula Holdings, Inc.............................................          15,444            46,641
 #*Pilgrim's Pride Corp.........................................................         148,981           801,518
  *Prestige Brands Holdings, Inc................................................          70,962           911,152
  #PriceSmart, Inc..............................................................          37,651         2,509,439
   Procter & Gamble Co. (The)...................................................         610,480        38,484,659
  *Ralcorp Holdings, Inc........................................................          67,786         5,927,886
  *Reddy Ice Holdings, Inc......................................................          18,399             6,993
   Reliv' International, Inc....................................................           8,132            10,165
  *Revlon, Inc..................................................................          43,675           688,318
  #Reynolds American, Inc.......................................................          85,900         3,369,857
 #*Rite Aid Corp................................................................          43,450            60,396
   Rocky Mountain Chocolate Factory, Inc........................................          12,658           109,618
   Ruddick Corp.................................................................          63,986         2,581,195
  #Safeway, Inc.................................................................         240,783         5,292,410
  #Sanderson Farms, Inc.........................................................          31,752         1,617,447
  #Sara Lee Corp................................................................         178,450         3,417,318
 #*Schiff Nutrition International, Inc..........................................          30,143           321,626
  *Seneca Foods Corp. Class A...................................................          12,750           368,858
  *Seneca Foods Corp. Class B...................................................           1,999            56,552
  *Smart Balance, Inc...........................................................          95,362           505,419
 #*Smithfield Foods, Inc........................................................         234,894         5,245,183
  #Snyders-Lance, Inc...........................................................          95,257         2,189,958
   Spartan Stores, Inc..........................................................          31,931           598,387
 #*Spectrum Brands Holdings, Inc................................................          68,630         1,986,838
 #*Star Scientific, Inc.........................................................          11,310            34,156
  #SUPERVALU, Inc...............................................................         313,468         2,166,064
  *Susser Holdings Corp.........................................................          24,834           592,291
  #Sysco Corp...................................................................          64,489         1,941,764

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  *Tofutti Brands, Inc..........................................................           1,645   $         2,879
  #Tootsie Roll Industries, Inc.................................................          51,995         1,260,359
 #*TreeHouse Foods, Inc.........................................................          49,813         2,816,427
   Tyson Foods, Inc. Class A....................................................         287,608         5,361,013
 #*United Natural Foods, Inc....................................................          67,665         2,980,643
   United-Guardian, Inc.........................................................           4,655            74,713
  #Universal Corp...............................................................          34,245         1,536,916
 #*USANA Health Sciences, Inc...................................................          21,358           742,831
  #Vector Group, Ltd............................................................          50,185           873,721
  #Village Super Market, Inc. Class A...........................................           9,352           296,926
  #Walgreen Co..................................................................         203,270         6,781,087
   Wal-Mart Stores, Inc.........................................................         387,774        23,793,813
   WD-40 Co.....................................................................          21,425           937,130
  #Weis Markets, Inc............................................................          37,931         1,603,343
  #Whole Foods Market, Inc......................................................          80,966         5,993,913
  *Winn-Dixie Stores, Inc.......................................................          81,106           766,452
                                                                                                   ---------------
Total Consumer Staples..........................................................                       401,963,703
                                                                                                   ---------------
Energy -- (9.8%)
 #*Abraxas Petroleum Corp.......................................................          37,774           141,653
   Adams Resources & Energy, Inc................................................           5,685           216,769
   Alon USA Energy, Inc.........................................................          55,783           538,864
  *Alpha Natural Resources, Inc.................................................          85,657         1,723,419
   Anadarko Petroleum Corp......................................................         231,555        18,691,120
   Apache Corp..................................................................         188,754        18,663,996
 #*Approach Resources, Inc......................................................          40,048         1,406,886
   Arch Coal, Inc...............................................................         126,752         1,829,031
 #*Atwood Oceanics, Inc.........................................................          93,964         4,320,465
   Baker Hughes, Inc............................................................         197,277         9,692,219
  *Barnwell Industries, Inc.....................................................          10,714            30,535
  *Basic Energy Services, Inc...................................................          58,362         1,051,100
  #Berry Petroleum Co. Class A..................................................          74,825         3,367,873
  *Bill Barrett Corp............................................................          68,286         1,886,059
  *BioFuel Energy Corp..........................................................          11,712             7,143
   Bolt Technology Corp.........................................................           9,449           113,294
 #*BPZ Resources, Inc...........................................................         146,888           478,855
  #Bristow Group, Inc...........................................................          51,971         2,549,697
   Cabot Oil & Gas Corp.........................................................         130,470         4,161,993
  *Cal Dive International, Inc..................................................          85,229           256,539
  *Callon Petroleum Co..........................................................          51,936           311,616
 #*Cameron International Corp...................................................          52,960         2,817,472
  #CARBO Ceramics, Inc..........................................................          20,496         1,993,236
 #*Carrizo Oil & Gas, Inc.......................................................          54,781         1,330,630
  #Chesapeake Energy Corp.......................................................         320,594         6,774,151
   Chevron Corp.................................................................         969,267        99,912,042
  #Cimarex Energy Co............................................................          57,700         3,368,526
 #*Clayton Williams Energy, Inc.................................................          16,348         1,330,564
 #*Clean Energy Fuels Corp......................................................          96,572         1,444,717
 #*Cloud Peak Energy, Inc.......................................................          89,164         1,689,658
 #*Cobalt International Energy, Inc.............................................          30,619           613,605
 #*Complete Production Services, Inc............................................         108,345         3,651,226
 #*Comstock Resources, Inc......................................................          64,268           773,787
 #*Concho Resources, Inc........................................................          51,865         5,531,921
   ConocoPhillips...............................................................         621,821        42,414,410
   Consol Energy, Inc...........................................................          54,115         1,934,070
  *Contango Oil & Gas Co........................................................          22,162         1,380,249
 #*Continental Resources, Inc...................................................           8,245           665,207
  *CREDO Petroleum Corp.........................................................          13,101           134,285
  *Crimson Exploration, Inc.....................................................          46,097           135,986
  *Crosstex Energy, Inc.........................................................          90,682         1,138,966
 #*CVR Energy, Inc..............................................................         123,987         3,092,236

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Dawson Geophysical Co........................................................          11,288   $       401,740
   Delek US Holdings, Inc.......................................................          56,001           705,053
  *Denbury Resources, Inc.......................................................         353,174         6,660,862
   Devon Energy Corp............................................................         189,302        12,079,361
   DHT Holdings, Inc............................................................          53,246            56,441
  #Diamond Offshore Drilling, Inc...............................................          75,303         4,691,377
  *Double Eagle Petroleum Co....................................................          12,728            84,387
 #*Dresser-Rand Group, Inc......................................................          58,960         3,020,521
 #*Dril-Quip, Inc...............................................................          25,200         1,662,444
   El Paso Corp.................................................................         146,757         3,943,361
 #*Endeavour International Corp.................................................          48,965           518,050
   Energen Corp.................................................................          29,975         1,443,896
  *Energy Partners, Ltd.........................................................          56,645           905,187
  *Energy XXI (Bermuda), Ltd....................................................           9,473           310,999
  *ENGlobal Corp................................................................          28,950            60,795
   EOG Resources, Inc...........................................................         123,095        13,065,303
   EQT Corp.....................................................................          31,401         1,586,379
  *Evolution Petroleum Corp.....................................................          24,065           215,622
  #EXCO Resources, Inc..........................................................          85,501           672,038
  *Exterran Holdings, Inc.......................................................          82,514           765,730
   Exxon Mobil Corp.............................................................       1,268,253       106,203,506
  *FieldPoint Petroleum Corp....................................................           6,798            32,970
 #*FMC Technologies, Inc........................................................          46,376         2,370,277
  *Forest Oil Corp..............................................................          81,207         1,055,691
 #*FX Energy, Inc...............................................................          36,820           203,246
  *Gasco Energy, Inc............................................................           7,108             1,454
 #*Geokinetics, Inc.............................................................          18,573            43,647
  *GeoMet, Inc..................................................................           1,692             1,220
  *GeoPetro Resources Co........................................................           1,500               368
  *GeoResources, Inc............................................................          36,579         1,119,683
 #*GMX Resources, Inc...........................................................          74,561            65,614
 #*Green Plains Renewable Energy, Inc...........................................          50,430           572,380
   Gulf Island Fabrication, Inc.................................................          20,662           627,092
 #*Gulfmark Offshore, Inc. Class A..............................................          38,426         1,756,837
 #*Gulfport Energy Corp.........................................................          58,530         1,923,881
  #Halliburton Co...............................................................         117,429         4,319,039
 #*Harvest Natural Resources, Inc...............................................          65,844           453,007
  *Helix Energy Solutions Group, Inc............................................         155,710         2,561,430
  #Helmerich & Payne, Inc.......................................................          78,835         4,864,908
  *Hercules Offshore, Inc.......................................................         198,413           890,874
   Hess Corp....................................................................         149,217         8,400,917
  *HKN, Inc.....................................................................          10,651            26,734
   HollyFrontier Corp...........................................................         243,819         7,153,649
 #*Hornbeck Offshore Services, Inc..............................................          47,282         1,545,649
 #*Houston American Energy Corp.................................................          11,604           143,309
 #*ION Geophysical Corp.........................................................         168,716         1,253,560
 #*James River Coal Co..........................................................          39,677           249,568
 #*Key Energy Services, Inc.....................................................         209,573         3,034,617
  *Kodiak Oil & Gas Corp........................................................             520             4,716
  *Lone Pine Resources, Inc.....................................................          45,105           300,850
 #*Lucas Energy, Inc............................................................          20,863            49,445
  #Lufkin Industries, Inc.......................................................          35,780         2,691,372
   Marathon Oil Corp............................................................         343,699        10,788,712
  #Marathon Petroleum Corp......................................................         188,287         7,196,329
  *Matrix Service Co............................................................          37,498           436,477
  *McDermott International, Inc.................................................          86,189         1,048,058
 #*McMoran Exploration Co.......................................................         161,984         1,900,072
  *Mexco Energy Corp............................................................           2,059            14,578
  *Mitcham Industries, Inc......................................................          18,174           399,101
  #Murphy Oil Corp..............................................................         186,137        11,093,765
  *Nabors Industries, Ltd.......................................................         260,495         4,850,417

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   National Oilwell Varco, Inc..................................................         194,038   $    14,354,931
  *Natural Gas Services Group, Inc..............................................          17,348           239,229
 #*Newfield Exploration Co......................................................          91,868         3,473,529
  *Newpark Resources, Inc.......................................................         134,599         1,095,636
  *Noble Corp...................................................................         143,375         4,995,185
   Noble Energy, Inc............................................................          80,838         8,137,961
 #*Northern Oil & Gas, Inc......................................................          69,458         1,736,450
 #*Oasis Petroleum, Inc.........................................................          23,182           782,161
   Occidental Petroleum Corp....................................................         270,857        27,023,403
   Oceaneering International, Inc...............................................          55,284         2,686,250
 #*Oil States International, Inc................................................          68,885         5,489,446
  #Overseas Shipholding Group, Inc..............................................          35,977           457,268
 #*OYO Geospace Corp............................................................           8,582           755,302
   Panhandle Oil & Gas, Inc. Class A............................................          11,937           343,069
  *Parker Drilling Co...........................................................         170,550         1,108,575
 #*Patriot Coal Corp............................................................         113,149           859,932
   Patterson-UTI Energy, Inc....................................................         219,937         4,150,211
   Peabody Energy Corp..........................................................          49,075         1,672,967
   Penn Virginia Corp...........................................................          56,852           263,225
  *Petroleum Development Corp...................................................          34,274         1,066,950
 #*PetroQuest Energy, Inc.......................................................          93,751           601,881
 #*PHI, Inc. Non-Voting.........................................................          17,483           460,852
  *PHI, Inc. Voting.............................................................           2,175            52,222
  *Pioneer Drilling Co..........................................................          88,886           792,863
  #Pioneer Natural Resources Co.................................................          92,820         9,217,026
 #*Plains Exploration & Production Co...........................................         192,608         7,265,174
  *PostRock Energy Corp.........................................................           1,400             4,788
  *Pyramid Oil Co...............................................................           3,900            15,327
   QEP Resources, Inc...........................................................         127,594         3,654,292
 #*Quicksilver Resources, Inc...................................................         180,523           904,420
   Range Resources Corp.........................................................          99,560         5,726,691
  *Rentech, Inc.................................................................          12,501            22,002
  *REX American Resources Corp..................................................          19,000           488,300
 #*Rex Energy Corp..............................................................          65,538           619,989
 #*Rosetta Resources, Inc.......................................................          63,914         3,067,233
 #*Rowan Cos., Inc..............................................................         141,858         4,824,591
 #*Royale Energy, Inc...........................................................           3,300            15,345
  #RPC, Inc.....................................................................         158,304         2,414,136
 #*SandRidge Energy, Inc........................................................         444,618         3,459,128
   Schlumberger, Ltd............................................................         177,195        13,319,748
  *SEACOR Holdings, Inc.........................................................          31,550         2,887,772
 #*SemGroup Corp. Class A.......................................................          31,765           840,820
  #Ship Finance International, Ltd..............................................         110,116         1,236,603
  #SM Energy Co.................................................................          78,561         5,701,957
   Southern Union Co............................................................          67,972         2,947,946
  *Southwestern Energy Co.......................................................          43,804         1,364,057
   Spectra Energy Corp..........................................................          78,494         2,471,776
 #*Stone Energy Corp............................................................          70,827         1,986,697
   Sunoco, Inc..................................................................         142,868         5,480,416
 #*Superior Energy Services, Inc................................................         115,184         3,283,896
 #*Swift Energy Co..............................................................          61,859         2,050,626
   Teekay Corp..................................................................         100,811         2,764,238
 #*Tesco Corp...................................................................          39,354           546,234
  *Tesoro Corp..................................................................         205,837         5,152,100
  *Tetra Technologies, Inc......................................................         105,685           987,098
  *TGC Industries, Inc..........................................................          26,755           218,321
  #Tidewater, Inc...............................................................          76,627         4,126,364
 #*Toreador Resources Corp......................................................          20,142            93,459
   Transocean, Ltd..............................................................         148,507         7,024,381
 #*Triangle Petroleum Corp......................................................           5,725            39,159
  *Ultra Petroleum Corp.........................................................          33,400           802,602

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Union Drilling, Inc..........................................................          32,882   $       211,431
  *Unit Corp....................................................................          71,056         3,215,284
  *Uranium Energy Corp..........................................................          16,747            60,289
  *Uranium Resources, Inc.......................................................           4,436             3,553
 #*USEC, Inc....................................................................         144,568           276,125
  *VAALCO Energy, Inc...........................................................          79,422           494,005
   Valero Energy Corp...........................................................         319,549         7,665,981
  *Venoco, Inc..................................................................          34,405           365,037
 #*Verenium Corp................................................................             600             1,608
  *Voyager Oil & Gas, Inc.......................................................           3,728             9,842
  #W&T Offshore, Inc............................................................         103,881         2,244,868
  *Warren Resources, Inc........................................................          98,353           350,137
  *Weatherford International, Ltd...............................................         563,868         9,439,150
 #*Western Refining, Inc........................................................         130,979         2,165,083
  *Westmoreland Coal Co.........................................................           9,348           113,111
 #*Whiting Petroleum Corp.......................................................          96,330         4,825,170
  *Willbros Group, Inc..........................................................          63,925           272,320
   Williams Cos., Inc. (The)....................................................          68,350         1,969,847
  #World Fuel Services Corp.....................................................          90,625         4,112,562
 #*WPX Energy, Inc..............................................................          22,381           368,844
 #*Zion Oil & Gas, Inc..........................................................          33,069            77,051
                                                                                                   ---------------
Total Energy....................................................................                       725,930,143
                                                                                                   ---------------
Financials -- (15.1%)
  *1st Constitution Bancorp.....................................................           3,045            22,228
   1st Source Corp..............................................................          34,574           865,733
  *1st United Bancorp, Inc......................................................          38,835           223,690
  *21st Century Holding Co......................................................           6,646            21,267
   Access National Corp.........................................................          11,632           107,480
   ACE, Ltd.....................................................................         164,930        11,479,128
   Advance America Cash Advance Centers, Inc....................................          92,189           725,527
 #*Affiliated Managers Group, Inc...............................................          43,142         4,336,202
  *Affirmative Insurance Holdings, Inc..........................................          13,405            15,282
   Aflac, Inc...................................................................         198,330         9,565,456
  *Allegheny Corp...............................................................          12,532         3,626,134
   Alliance Bancorp, Inc. of Pennsylvania.......................................           4,908            54,970
  #Alliance Financial Corp......................................................           6,323           196,898
   Allied World Assurance Co. Holdings AG.......................................          62,835         3,866,238
   Allstate Corp. (The).........................................................         246,345         7,107,053
   Alterra Capital Holdings, Ltd................................................         152,473         3,685,272
  *Altisource Portfolio Solutions SA............................................          19,775         1,057,765
   Ameriana Bancorp.............................................................             898             3,745
  *American Capital, Ltd........................................................         498,147         4,094,768
  #American Equity Investment Life Holding Co...................................          87,128         1,004,586
   American Express Co..........................................................         144,663         7,253,403
   American Financial Group, Inc................................................         152,581         5,595,145
  *American Independence Corp...................................................           5,200            23,400
  *American International Group, Inc............................................          62,095         1,559,205
   American National Bankshares, Inc............................................           8,116           167,595
  #American National Insurance Co...............................................          32,156         2,342,565
  *American River Bankshares....................................................           7,316            43,164
  *American Safety Insurance Holdings, Ltd......................................          14,819           322,313
  *American Spectrum Realty, Inc................................................           1,280             7,846
   Ameriprise Financial, Inc....................................................         216,946        11,617,458
 #*Ameris Bancorp...............................................................          33,547           359,624
  *AMERISAFE, Inc...............................................................          26,358           647,880
  *AmeriServe Financial, Inc....................................................          18,864            43,010
  #AmTrust Financial Services, Inc..............................................          85,842         2,225,883
  *Anchor Bancorp Wisconsin, Inc................................................           8,394             2,602
  *Ante5, Inc...................................................................           3,728             2,721
   Aon Corp.....................................................................          99,203         4,804,401

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Arch Capital Group, Ltd......................................................         139,974   $     5,046,063
   Argo Group International Holdings, Ltd.......................................          44,729         1,288,642
  #Arrow Financial Corp.........................................................          16,602           435,803
   Aspen Insurance Holdings, Ltd................................................         102,727         2,728,429
  *Asset Acceptance Capital Corp................................................          35,405           164,279
   Associated Banc-Corp.........................................................         250,319         3,118,975
  #Assurant, Inc................................................................         135,148         5,351,861
   Assured Guaranty, Ltd........................................................         257,754         3,997,765
   Asta Funding, Inc............................................................          16,698           124,901
  #Astoria Financial Corp.......................................................         127,355         1,060,867
   Atlantic American Corp.......................................................          11,687            23,725
  *Atlantic Coast Financial Corp................................................           1,723             4,152
   Auburn National Bancorporation, Inc..........................................           1,955            38,201
  *Avatar Holdings, Inc.........................................................          14,941           145,974
   Axis Capital Holdings, Ltd...................................................         141,093         4,342,843
  #Baldwin & Lyons, Inc. Class A................................................           2,126            49,748
   Baldwin & Lyons, Inc. Class B................................................          15,642           343,185
  #BancFirst Corp...............................................................          29,967         1,203,475
   Bancorp of New Jersey, Inc...................................................             200             1,880
   Bancorp Rhode Island, Inc....................................................               2                17
  *Bancorp, Inc.................................................................          45,407           364,164
  #BancorpSouth, Inc............................................................         103,488         1,162,170
  *BancTrust Financial Group, Inc...............................................          14,687            18,799
   Bank Mutual Corp.............................................................          61,436           246,358
   Bank of America Corp.........................................................       4,072,969        29,040,269
   Bank of Commerce Holdings....................................................           8,161            32,154
  #Bank of Hawaii Corp..........................................................          60,275         2,755,773
  #Bank of Kentucky Financial Corp..............................................           5,476           129,562
   Bank of New York Mellon Corp. (The)..........................................         569,674        11,467,538
  #Bank of the Ozarks, Inc......................................................          48,538         1,358,579
 #*BankAtlantic Bancorp, Inc. Class A...........................................           2,974             9,368
   BankFinancial Corp...........................................................          27,430           151,962
   Banner Corp..................................................................          23,171           455,078
   Bar Harbor Bankshares........................................................           5,080           153,365
  #BB&T Corp....................................................................         339,454         9,229,754
  *BBCN Bancorp, Inc............................................................         103,115         1,043,524
  #BCB Bancorp, Inc.............................................................           9,933           102,310
 #*BCSB Bancorp, Inc............................................................           1,647            20,522
   Beacon Federal Bancorp, Inc..................................................           5,044            71,675
  *Beneficial Mutual Bancorp, Inc...............................................         105,394           932,737
  *Berkshire Bancorp, Inc.......................................................           3,850            28,298
 #*Berkshire Hathaway, Inc......................................................         217,781        17,067,497
   Berkshire Hills Bancorp, Inc.................................................          30,076           680,319
  #BGC Partners, Inc. Class A...................................................          61,619           385,735
  #BlackRock, Inc...............................................................          45,108         8,209,656
  *BNCCORP, Inc.................................................................           1,190             4,760
 #*BofI Holding, Inc............................................................          15,224           254,393
  #BOK Financial Corp...........................................................          87,607         4,879,710
   Boston Private Financial Holdings, Inc.......................................         113,080           931,779
  #Bridge Bancorp, Inc..........................................................           6,184           119,166
 #*Bridge Capital Holdings......................................................          11,048           119,539
  #Brookline Bancorp, Inc.......................................................          99,348           920,958
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.................................           7,873                --
  #Brown & Brown, Inc...........................................................         205,314         4,677,053
  *Brunswick Bancorp............................................................             120               730
   Bryn Mawr Bank Corp..........................................................          17,228           346,455
   C&F Financial Corp...........................................................           2,201            62,751
   Calamos Asset Management, Inc. Class A.......................................          27,441           342,738
   California First National Bancorp............................................           8,102           129,065
  *Camco Financial Corp.........................................................           4,832             6,813
  #Camden National Corp.........................................................          10,754           369,938

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*Cape Bancorp, Inc............................................................           6,875   $        58,231
 #*Capital Bank Corp............................................................          15,860            37,747
  #Capital City Bank Group, Inc.................................................          22,959           200,891
  #Capital One Financial Corp...................................................         222,294        10,169,950
   Capital Properties, Inc. Class A.............................................             700             5,257
   .Capital Properties, Inc. Class B............................................             700                --
   Capital Southwest Corp.......................................................           4,875           432,608
  *CapitalSource, Inc...........................................................         467,159         3,228,069
   Capitol Federal Financial, Inc...............................................         247,103         2,854,040
   Cardinal Financial Corp......................................................          42,410           475,416
  *Carolina Bank Holdings, Inc..................................................           1,200             3,540
 #*Carrollton Bancorp...........................................................           1,139             3,588
  #Cash America International, Inc..............................................          40,979         1,797,339
   Cathay General Bancorp.......................................................         112,346         1,768,326
  *CBRE Group, Inc. Class A.....................................................          48,551           937,034
  #Center Bancorp, Inc..........................................................          21,574           206,032
   Centerstate Banks, Inc.......................................................          36,348           256,253
   Central Bancorp, Inc.........................................................             705            12,380
 #*Central Pacific Financial Corp...............................................           5,624            76,655
   Century Bancorp, Inc. Class A................................................           3,952           112,158
   CFS Bancorp, Inc.............................................................           2,552            11,433
  #Charles Schwab Corp. (The)...................................................         195,234         2,274,476
  #Charter Financial Corp.......................................................           3,253            31,814
   Chemical Financial Corp......................................................          39,810           900,900
  *Chicopee Bancorp, Inc........................................................           7,105           102,134
  #Chubb Corp. (The)............................................................         143,004         9,639,900
  #Cincinnati Financial Corp....................................................         154,736         5,056,772
  *CIT Group, Inc...............................................................         191,811         7,315,672
   Citigroup, Inc...............................................................         627,059        19,263,252
  *Citizens Community Bancorp, Inc..............................................           5,940            34,155
  #Citizens Holding Co..........................................................           2,412            44,622
  *Citizens Republic Bancorp, Inc...............................................             695             8,931
   Citizens South Banking Corp..................................................           7,443            29,028
 #*Citizens, Inc................................................................          70,489           726,742
  #City Holding Co..............................................................          22,386           795,598
  #City National Corp...........................................................          76,733         3,520,510
   CKX Lands, Inc...............................................................           2,161            24,203
  #Clifton Savings Bancorp, Inc.................................................          34,481           353,085
   CME Group, Inc...............................................................          30,966         7,416,667
  #CNA Financial Corp...........................................................         247,541         6,814,804
  #CNB Financial Corp...........................................................          11,632           192,044
 #*CNO Financial Group, Inc.....................................................         357,076         2,399,551
  #CoBiz Financial, Inc.........................................................          50,346           301,069
   Codorus Valley Bancorp, Inc..................................................           2,839            28,816
  #Cohen & Steers, Inc..........................................................          29,582           998,984
  *Colonial Financial Services, Inc.............................................           2,537            31,535
  *Colony Bankcorp, Inc.........................................................           3,512             9,834
   Columbia Banking System, Inc.................................................          57,376         1,204,896
   Comerica, Inc................................................................         184,274         5,098,862
  #Commerce Bancshares, Inc.....................................................         130,800         5,077,656
   Commercial National Financial Corp...........................................           2,306            59,380
  #Community Bank System, Inc...................................................          69,471         1,900,727
  #Community Trust Bancorp, Inc.................................................          21,841           672,921
  *Community West Bancshares....................................................           3,113             5,603
 #*CompuCredit Holdings Corp....................................................          56,671           229,234
   Consolidated-Tokoma Land Co..................................................           7,705           220,363
  *Consumer Portfolio Services, Inc.............................................          12,586            12,586
  *Cowen Group, Inc. Class A....................................................         118,366           319,588
   Crawford & Co. Class A.......................................................          36,643           142,908
  #Crawford & Co. Class B.......................................................          35,292           200,459
 #*Credit Acceptance Corp.......................................................          34,100         2,878,722

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #Cullen Frost Bankers, Inc....................................................          88,682   $     4,936,927
  #CVB Financial Corp...........................................................         146,735         1,545,120
  #Delphi Financial Group, Inc. Class A.........................................          69,380         3,088,104
  *DFC Global Corp..............................................................          61,154         1,204,734
  #Diamond Hill Investment Group, Inc...........................................           2,604           198,972
   Dime Community Bancshares, Inc...............................................          49,592           683,378
  #Discover Financial Services..................................................         423,420        11,508,556
   Donegal Group, Inc. Class A..................................................          27,129           413,989
   Donegal Group, Inc. Class B..................................................           5,678            94,340
  *Doral Financial Corp.........................................................           7,093             9,221
   Duff & Phelps Corp. Class A..................................................          43,097           660,677
  *E*Trade Financial Corp.......................................................         299,067         2,449,359
   Eagle Bancorp Montana, Inc...................................................             751             7,416
  #East West Bancorp, Inc.......................................................         217,522         4,776,783
   Eastern Insurance Holdings, Inc..............................................          10,923           154,779
  *Eastern Virginia Bankshares, Inc.............................................           2,788             7,277
  #Eaton Vance Corp.............................................................          42,432         1,090,078
   ECB Bancorp, Inc.............................................................           1,850            18,778
   Edelman Financial Group, Inc.................................................          30,336           216,599
 #*eHealth, Inc.................................................................          30,494           493,393
   EMC Insurance Group, Inc.....................................................          17,118           386,353
   Employers Holdings, Inc......................................................          53,620           963,015
 #*Encore Bancshares, Inc.......................................................          12,014           161,108
  *Encore Capital Group, Inc....................................................          33,985           798,648
   Endurance Specialty Holdings, Ltd............................................          72,303         2,704,132
  *Enstar Group, Ltd............................................................          18,674         1,858,623
  #Enterprise Bancorp, Inc......................................................           8,838           143,352
   Enterprise Financial Services Corp...........................................          24,468           303,159
   Epoch Holding Corp...........................................................          13,833           329,364
   Erie Indemnity Co............................................................          44,280         3,394,948
  #ESB Financial Corp...........................................................          17,450           244,126
  #ESSA Bancorp, Inc............................................................          21,343           214,924
   Evans Bancorp, Inc...........................................................           2,684            34,355
  #Evercore Partners, Inc. Class A..............................................          39,134         1,103,187
   Everest Re Group, Ltd........................................................          50,637         4,324,400
 #*EZCORP, Inc..................................................................          66,041         1,771,220
  #F.N.B. Corp..................................................................         202,337         2,371,390
  *Farmers Capital Bank Corp....................................................           6,545            30,762
  #FBL Financial Group, Inc. Class A............................................          43,183         1,500,177
   Federal Agricultural Mortgage Corp. Class A..................................           1,506            19,638
   Federal Agricultural Mortgage Corp. Class C..................................          13,567           263,200
  #Federated Investors, Inc. Class B............................................          40,892           698,435
   Fidelity Bancorp, Inc........................................................           2,075            22,887
   Fidelity National Financial, Inc. Class A....................................         323,528         5,884,974
   Fidelity Southern Corp.......................................................           9,186            61,359
   Fifth Third Bancorp..........................................................         795,121        10,344,524
   Financial Institutions, Inc..................................................          19,507           333,375
  *First Acceptance Corp........................................................          34,466            39,636
   First Advantage Bancorp......................................................           3,449            44,216
  #First American Financial Corp................................................         145,110         2,150,530
  #First Bancorp................................................................          22,825           265,683
   First Bancorp of Indiana, Inc................................................             700             7,175
  #First Bancorp, Inc...........................................................          12,744           203,777
  *First Bancshares, Inc........................................................             569             3,329
   First Bancshares, Inc. (The).................................................             588             4,625
  #First Busey Corp.............................................................         121,895           610,694
  #First Business Financial Services, Inc.......................................           2,063            34,266
  *First California Financial Group, Inc........................................          32,885           144,694
 #*First Cash Financial Services, Inc...........................................          38,835         1,563,109
   First Citizens BancShares, Inc. Class A......................................          12,723         2,244,592
   First Commonwealth Financial Corp............................................         136,776           757,739

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   First Community Bancshares, Inc..............................................          24,996   $       318,949
   First Defiance Financial Corp................................................          11,380           176,162
 #*First Federal Bancshares of Arkansas, Inc....................................           5,920            32,619
  *First Federal of Northern Michigan Bancorp, Inc..............................           1,458             4,629
  #First Financial Bancorp......................................................          81,744         1,420,711
  #First Financial Bankshares, Inc..............................................          44,634         1,521,127
   First Financial Corp.........................................................          18,639           652,738
   First Financial Holdings, Inc................................................          18,774           182,296
 #*First Financial Northwest, Inc...............................................          20,026           130,369
  *First Financial Service Corp.................................................           1,956             4,949
   First Horizon National Corp..................................................         337,894         2,949,815
   First Interstate Bancsystem, Inc.............................................          13,809           190,012
   First M&F Corp...............................................................           7,764            25,233
  *First Marblehead Corp. (The).................................................         119,068           150,026
   First Merchants Corp.........................................................          37,980           374,103
   First Midwest Bancorp, Inc...................................................         104,757         1,139,756
  #First Niagara Financial Group, Inc...........................................         422,629         4,044,560
  #First Pactrust Bancorp, Inc..................................................          13,132           159,160
  *First Place Financial Corp...................................................          23,310            13,520
  *First South Bancorp, Inc.....................................................          10,177            35,823
  *First United Corp............................................................           5,415            18,844
   First West Virginia Bancorp, Inc.............................................             724            11,305
   Firstbank Corp...............................................................           6,355            41,180
  *FirstCity Financial Corp.....................................................           9,660            78,149
  #FirstMerit Corp..............................................................         156,058         2,448,550
  *Flagstar Bancorp, Inc........................................................           2,830             1,953
   Flagstone Reinsurance Holdings SA............................................          99,118           865,300
   Flushing Financial Corp......................................................          45,531           596,911
 #*FNB United Corp..............................................................             122             1,670
 #*Forest City Enterprises, Inc. Class A........................................         239,607         3,146,040
  *Forest City Enterprises, Inc. Class B........................................          13,338           175,528
  *Forestar Group, Inc..........................................................          46,263           736,507
   Fox Chase Bancorp, Inc.......................................................          26,803           338,790
   Franklin Resources, Inc......................................................          24,551         2,604,861
   Fulton Financial Corp........................................................         288,469         2,679,877
   GAINSCO, Inc.................................................................           1,100             8,800
  #Gallagher (Arthur J.) & Co...................................................          93,055         3,102,454
  #GAMCO Investors, Inc.........................................................           8,742           406,503
  *Genworth Financial, Inc. Class A.............................................         424,944         3,276,318
  #German American Bancorp, Inc.................................................          17,280           347,674
 #*GFI Group, Inc...............................................................         170,387           788,892
  #Glacier Bancorp, Inc.........................................................         105,208         1,469,756
 #*Gleacher & Co., Inc..........................................................          86,763           144,894
  *Global Indemnity P.L.C.......................................................          25,278           507,835
   Goldman Sachs Group, Inc. (The)..............................................         215,233        23,992,023
   Gouverneur Bancorp, Inc......................................................             600             5,040
  #Great Southern Bancorp, Inc..................................................          18,724           454,993
 #*Green Dot Corp. Class A......................................................           1,960            55,625
  *Greene Bancshares, Inc.......................................................          14,450            18,352
  #Greenhill & Co., Inc.........................................................          11,383           529,992
  *Greenlight Capital Re, Ltd. Class A..........................................          42,977         1,103,220
  *Grubb & Ellis Co.............................................................           5,800               435
  *Guaranty Bancorp.............................................................          29,373            43,766
  *Guaranty Federal Bancshares, Inc.............................................           1,840            13,763
  *Hallmark Financial Services, Inc.............................................          25,032           173,221
   Hampden Bancorp, Inc.........................................................           4,784            58,221
 #*Hampton Roads Bankshares, Inc................................................             319               947
  #Hancock Holding Co...........................................................         122,737         4,074,868
 #*Hanmi Financial Corp.........................................................           3,618            29,810
   Hanover Insurance Group, Inc. (The)..........................................          67,028         2,437,138
  #Harleysville Group, Inc......................................................          36,015         2,035,568

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #Harleysville Savings Financial Corp..........................................           3,569   $        53,071
 #*Harris & Harris Group, Inc...................................................          39,920           176,446
   Hartford Financial Services Group, Inc.......................................         338,887         5,937,300
   Hawthorn Bancshares, Inc.....................................................           2,483            16,189
  #HCC Insurance Holdings, Inc..................................................         159,139         4,417,699
  #Heartland Financial USA, Inc.................................................          22,485           371,002
  *Heritage Commerce Corp.......................................................          27,128           134,555
  #Heritage Financial Corp......................................................          21,608           303,160
   Heritage Financial Group, Inc................................................           9,512           109,293
   HF Financial Corp............................................................           5,606            63,628
  *HFF, Inc.....................................................................          42,620           601,368
  *Hilltop Holdings, Inc........................................................          80,386           693,731
   Hingham Institution for Savings..............................................           1,548            79,722
  *HMN Financial, Inc...........................................................           2,615             5,884
  *Home Bancorp, Inc............................................................           8,770           139,969
  #Home Bancshares, Inc.........................................................          39,075         1,018,294
   Home Federal Bancorp, Inc....................................................          22,353           230,459
   Homeowners Choice, Inc.......................................................           6,480            62,208
   HopFed Bancorp, Inc..........................................................           3,213            25,061
   Horace Mann Educators Corp...................................................          56,132           877,904
   Horizon Bancorp..............................................................           3,189            57,402
  *Horizon Financial Corp.......................................................           7,850                78
  #Hudson City Bancorp, Inc.....................................................         277,961         1,870,678
   Hudson Valley Holding Corp...................................................          24,644           540,936
   Huntington Bancshares, Inc...................................................         824,995         4,710,721
  #IBERIABANK Corp..............................................................          42,940         2,244,903
  *ICG Group, Inc...............................................................          51,005           457,515
   Independence Holding Co......................................................          16,750           159,292
  #Independent Bank Corp. (453836108)...........................................          29,820           827,207
 #*Independent Bank Corp. (453838609)...........................................           8,213            13,962
   Indiana Community Bancorp....................................................           4,755            98,904
   Infinity Property & Casualty Corp............................................          19,978         1,164,318
   Interactive Brokers Group, Inc. Class A......................................          63,675           962,766
 #*IntercontinentalExchange, Inc................................................          32,029         3,666,680
  *InterGroup Corp. (The).......................................................             677            12,728
  #International Bancshares Corp................................................          98,945         1,901,723
  *Intervest Bancshares Corp. Class A...........................................          23,002            66,706
  *INTL FCStone, Inc............................................................          26,140           671,275
   Invesco, Ltd.................................................................         428,153         9,663,413
 #*Investment Technology Group, Inc.............................................          51,038           578,771
 #*Investors Bancorp, Inc.......................................................         194,062         2,864,355
  *Investors Capital Holdings, Ltd..............................................           5,019            19,775
   Investors Title Co...........................................................           2,281            91,833
  *Jacksonville Bancorp, Inc....................................................             448             1,434
  #Janus Capital Group, Inc.....................................................         237,425         1,868,535
   Jefferies Group, Inc.........................................................         173,713         2,642,175
  *Jefferson Bancshares, Inc....................................................           2,704             7,436
   JMP Group, Inc...............................................................          29,118           214,891
  #Jones Lang LaSalle, Inc......................................................          46,349         3,650,447
   JPMorgan Chase & Co..........................................................       1,849,303        68,979,002
   Kaiser Federal Financial Group, Inc..........................................          10,888           144,048
  #KBW, Inc.....................................................................          46,464           805,221
   Kearny Financial Corp........................................................          96,018           886,246
  #Kemper Corp..................................................................          86,529         2,575,968
  #Kennedy-Wilson Holdings, Inc.................................................          19,929           267,646
  #Kentucky First Federal Bancorp...............................................           3,283            30,039
   KeyCorp......................................................................         909,751         7,068,765
 #*Knight Capital Group, Inc. Class A...........................................         143,487         1,863,896
  #Lake Shore Bancorp, Inc......................................................             351             3,387
   Lakeland Bancorp, Inc........................................................          36,347           362,380
  #Lakeland Financial Corp......................................................          23,691           600,330

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Landmark Bancorp, Inc........................................................           2,198   $        40,641
  #Legg Mason, Inc..............................................................         202,231         5,150,824
   Leucadia National Corp.......................................................         230,718         6,404,732
  #Life Partners Holdings, Inc..................................................          19,881            92,049
  #Lincoln National Corp........................................................         278,897         6,007,441
   LNB Bancorp, Inc.............................................................          13,999            75,735
   Loews Corp...................................................................         183,672         6,852,802
  *Louisiana Bancorp, Inc.......................................................           3,600            57,060
  *LSB Financial Corp...........................................................             837            13,978
   M&T Bank Corp................................................................         119,915         9,562,022
 #*Macatawa Bank Corp...........................................................          39,247           103,220
  *Magyar Bancorp, Inc..........................................................           2,122             6,366
   Maiden Holdings, Ltd.........................................................          95,936           894,124
   MainSource Financial Group, Inc..............................................          27,045           253,953
  *Malvern Federal Bancorp, Inc.................................................             646             4,926
 #*Markel Corp..................................................................          10,661         4,297,129
  #MarketAxess Holdings, Inc....................................................          41,503         1,288,668
   Marlin Business Services Corp................................................          18,895           270,387
   Marsh & McLennan Cos., Inc...................................................         132,000         4,169,880
  *Maui Land & Pineapple Co., Inc...............................................           7,073            28,787
   Mayflower Bancorp, Inc.......................................................             768             5,798
   MB Financial, Inc............................................................          78,644         1,427,389
 #*MBIA, Inc....................................................................         370,356         4,562,786
 #*MBT Financial Corp...........................................................          11,103            13,879
   MCG Capital Corp.............................................................         111,636           522,456
   Meadowbrook Insurance Group, Inc.............................................          75,195           749,694
   Medallion Financial Corp.....................................................          23,945           265,550
 #*Mercantile Bank Corp.........................................................           7,749            88,416
   Merchants Bancshares, Inc....................................................           8,796           250,246
   Mercury General Corp.........................................................          78,525         3,431,542
  *Meridian Interstate Bancorp, Inc.............................................          26,285           339,602
   Meta Financial Group, Inc....................................................           3,022            54,275
   MetLife, Inc.................................................................         507,278        17,922,132
  *Metro Bancorp, Inc...........................................................          20,217           221,174
  *MetroCorp Bancshares, Inc....................................................          11,058            78,401
 #*MGIC Investment Corp.........................................................         255,127           966,931
   MicroFinancial, Inc..........................................................          16,382           107,302
   Mid Penn Bancorp, Inc........................................................           1,624            13,122
  #MidSouth Bancorp, Inc........................................................          12,123           158,205
   MidWestOne Financial Group, Inc..............................................           7,672           125,667
   Montpelier Re Holdings, Ltd..................................................         100,596         1,747,353
  #Moody's Corp.................................................................          48,188         1,794,039
  #Morgan Stanley...............................................................         624,790        11,652,334
   MSB Financial Corp...........................................................           1,360             6,487
 #*MSCI, Inc....................................................................          24,652           803,162
   MutualFirst Financial, Inc...................................................           6,697            60,273
  *NASDAQ OMX Group, Inc. (The).................................................         211,228         5,234,230
 #*National Financial Partners Corp.............................................          59,940           923,076
  #National Interstate Corp.....................................................          26,960           703,926
  #National Penn Bancshares, Inc................................................         217,290         1,888,250
   National Security Group, Inc.................................................             977             9,760
   National Western Life Insurance Co. Class A..................................           3,479           502,576
   Naugatuck Valley Financial Corp..............................................           2,250            16,054
  *Navigators Group, Inc. (The).................................................          30,043         1,435,455
  #NBT Bancorp, Inc.............................................................          65,158         1,466,055
  #Nelnet, Inc. Class A.........................................................          52,610         1,296,836
  *New Century Bancorp, Inc.....................................................           2,277             5,237
   New England Bancshares, Inc..................................................           4,584            45,909
   New Hampshire Thrift Bancshares, Inc.........................................           5,906            72,053
  #New York Community Bancorp, Inc..............................................         417,554         5,298,760
  *NewBridge Bancorp............................................................          15,042            59,416

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Newport Bancorp, Inc.........................................................           2,670   $        33,856
 #*NewStar Financial, Inc.......................................................          70,773           687,914
   Nicholas Financial, Inc......................................................           8,516           110,027
   North Central Bancshares, Inc................................................             200             3,698
  *North Valley Bancorp.........................................................           1,037            10,391
   Northeast Bancorp............................................................             301             3,830
   Northeast Community Bancorp, Inc.............................................          10,493            71,982
  #Northern Trust Corp..........................................................         162,259         6,686,693
  #Northfield Bancorp, Inc......................................................          56,892           836,312
   Northrim Bancorp, Inc........................................................           8,061           161,945
   Northway Financial, Inc......................................................           2,251            21,666
  #Northwest Bancshares, Inc....................................................         149,495         1,841,778
   Norwood Financial Corp.......................................................           2,066            55,927
  #NYSE Euronext, Inc...........................................................         224,206         5,954,911
   Ocean Shore Holding Co.......................................................           8,012            84,046
   OceanFirst Financial Corp....................................................          26,212           355,173
 #*Ocwen Financial Corp.........................................................         171,883         2,473,396
   Ohio Valley Banc Corp........................................................           3,467            64,781
  #Old National Bancorp.........................................................         139,381         1,640,514
  #Old Republic International Corp..............................................         377,760         3,732,269
 #*Old Second Bancorp, Inc......................................................          13,666            16,673
  *OmniAmerican Bancorp, Inc....................................................          11,839           194,752
   OneBeacon Insurance Group, Ltd. Class A......................................          42,145           669,263
  #Oppenheimer Holdings, Inc. Class A...........................................          13,729           239,434
   Oriental Financial Group, Inc................................................          60,394           690,907
   Oritani Financial Corp.......................................................          78,332         1,015,966
   Osage Bancshares, Inc........................................................           2,100            16,180
 #*Pacific Capital Bancorp......................................................          12,291           342,919
   Pacific Continental Corp.....................................................          25,226           223,502
  *Pacific Mercantile Bancorp...................................................           8,985            33,244
  *Pacific Premier Bancorp, Inc.................................................           7,368            55,702
   PacWest Bancorp..............................................................          54,358         1,156,195
  #Park National Corp...........................................................          20,421         1,413,746
  *Park Sterling Corp...........................................................           9,531            41,746
   PartnerRe, Ltd...............................................................          65,018         4,253,478
  *Patriot National Bancorp.....................................................           1,300             2,405
   Peapack-Gladstone Financial Corp.............................................          11,403           130,564
  #Penns Woods Bancorp, Inc.....................................................           5,690           225,267
 #*Penson Worldwide, Inc........................................................          30,451            44,154
   Peoples Bancorp of North Carolina............................................           4,359            26,895
   Peoples Bancorp, Inc. (709788202)............................................           1,479            24,440
   Peoples Bancorp, Inc. (709789101)............................................          12,545           196,455
   People's United Financial, Inc...............................................         353,348         4,356,781
 #*PHH Corp.....................................................................          80,700           935,313
  *Phoenix Cos., Inc. (The).....................................................         175,279           361,075
  *PICO Holdings, Inc...........................................................          32,499           717,253
   Pinnacle Bancshares, Inc.....................................................             444             4,626
 #*Pinnacle Financial Partners, Inc.............................................          49,138           827,484
  *Piper Jaffray Cos., Inc......................................................          23,362           519,804
   Platinum Underwriters Holdings, Ltd..........................................          60,202         2,061,919
   PNC Financial Services Group, Inc............................................         256,463        15,110,800
  *Popular, Inc.................................................................         365,781           574,276
   Porter Bancorp, Inc..........................................................          11,060            24,443
 #*Portfolio Recovery Associates, Inc...........................................          23,849         1,548,993
  *Preferred Bank...............................................................           3,018            25,683
  *Premier Financial Bancorp, Inc...............................................           6,752            38,824
   Presidential Life Corp.......................................................          42,857           477,856
  #Primerica, Inc...............................................................          60,395         1,479,678
  *Primus Guaranty, Ltd.........................................................          34,369           189,030
  *Princeton National Bancorp, Inc..............................................           3,640             5,278
  #Principal Financial Group, Inc...............................................         292,000         7,974,520

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #PrivateBancorp, Inc..........................................................          95,501   $     1,350,384
  #ProAssurance Corp............................................................          44,456         3,628,943
  *Progressive Corp.............................................................         165,663         3,359,646
  #Prosperity Bancshares, Inc...................................................          69,150         2,870,416
   Protective Life Corp.........................................................         116,172         2,905,462
  *Providence Community Bancshares, Inc.........................................             729                87
   Provident Financial Holdings, Inc............................................          13,977           131,524
   Provident Financial Services, Inc............................................          86,559         1,197,977
   Provident New York Bancorp...................................................          55,136           455,423
   Prudential Bancorp, Inc. of Pennsylvania.....................................           6,633            36,349
   Prudential Financial, Inc....................................................         231,139        13,230,396
  *PSB Holdings, Inc............................................................           3,341            15,435
  #Pulaski Financial Corp.......................................................          14,284           103,702
   Pzena Investment Management, Inc. Class A....................................           4,045            18,647
   QC Holdings, Inc.............................................................          17,425            57,851
   QCR Holdings, Inc............................................................           2,716            24,933
  #Radian Group, Inc............................................................          97,172           267,223
 .*Rainier Pacific Financial Group, Inc.........................................           4,450                --
  #Raymond James Financial, Inc.................................................         171,935         6,017,725
   Regions Financial Corp.......................................................       1,074,949         5,611,234
   Reinsurance Group of America, Inc............................................         102,404         5,579,994
   RenaissanceRe Holdings, Ltd..................................................          74,205         5,425,128
  #Renasant Corp................................................................          35,691           563,204
  #Republic Bancorp, Inc. Class A...............................................          25,337           643,813
  *Republic First Bancorp, Inc..................................................          19,454            34,044
   Resource America, Inc. Class A...............................................          24,643           137,262
  *Riverview Bancorp, Inc.......................................................          12,542            25,837
  #RLI Corp.....................................................................          29,886         2,131,470
   Rockville Financial, Inc.....................................................          41,844           455,263
  *Rodman & Renshaw Capital Group, Inc..........................................          31,671            27,237
   Roma Financial Corp..........................................................          37,277           384,699
 #*Royal Bancshares of Pennsylvania, Inc. Class A...............................           6,756             8,850
  *Rurban Financial Corp........................................................           2,715             8,525
  #S&T Bancorp, Inc.............................................................          48,133         1,044,967
  #S.Y. Bancorp, Inc............................................................          19,340           424,126
 #*Safeguard Scientifics, Inc...................................................          29,679           471,896
   Safety Insurance Group, Inc..................................................          21,252           890,671
   Salisbury Bancorp, Inc.......................................................           1,248            29,578
   Sandy Spring Bancorp, Inc....................................................          34,088           622,447
  *Savannah Bancorp, Inc. (The).................................................           3,653            18,228
   SCBT Financial Corp..........................................................          19,648           607,713
   SeaBright Holdings, Inc......................................................          28,679           230,006
  *Seacoast Banking Corp. of Florida............................................          30,047            49,578
  *Security National Financial Corp. Class A....................................           2,827             4,466
  #SEI Investments Co...........................................................         136,419         2,506,017
   Selective Insurance Group, Inc...............................................          79,277         1,425,400
   Shore Bancshares, Inc........................................................           6,595            36,009
   SI Financial Group, Inc......................................................           9,812           101,849
  *Siebert Financial Corp.......................................................           8,302            12,495
   Sierra Bancorp...............................................................          16,091           146,911
 #*Signature Bank...............................................................          55,239         3,212,148
  #Simmons First National Corp. Class A.........................................          24,579           677,151
  #SLM Corp.....................................................................         351,367         5,252,937
   Somerset Hills Bancorp.......................................................           3,585            28,088
   South Street Financial Corp..................................................             897             4,485
  *Southcoast Financial Corp....................................................           4,147             6,220
  *Southern Community Financial Corp............................................          13,882            16,936
  *Southern Connecticut Bancorp, Inc............................................           1,300             2,509
  *Southern First Bancshares, Inc...............................................           2,507            18,426
   Southern Missouri Bancorp, Inc...............................................           1,461            33,201
  *Southern National Bancorp of Virginia, Inc...................................           1,825            11,406

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #Southside Bancshares, Inc....................................................          23,453   $       501,894
  *Southwest Bancorp, Inc.......................................................          24,074           201,018
   Southwest Georgia Financial Corp.............................................           1,954            17,586
 #*St. Joe Co. (The)............................................................         105,671         1,687,566
  #StanCorp Financial Group, Inc................................................          60,872         2,353,312
   State Auto Financial Corp....................................................          54,694           684,769
   State Street Corp............................................................         242,217         9,490,062
   StellarOne Corp..............................................................          32,695           401,495
   Sterling Bancorp.............................................................          41,917           400,307
  #Stewart Information Services Corp............................................          25,904           353,590
 #*Stifel Financial Corp........................................................          72,970         2,631,298
  *Stratus Properties, Inc......................................................           6,860            62,426
 #*Suffolk Bancorp..............................................................          11,545           140,387
   Summit State Bank............................................................           4,397            24,843
  *Sun Bancorp, Inc.............................................................          45,142           131,815
   SunTrust Banks, Inc..........................................................         220,381         4,533,237
  *Superior Bancorp.............................................................           7,375               148
  #Susquehanna Bancshares, Inc..................................................         205,796         1,880,975
  *Sussex Bancorp...............................................................           2,127            10,741
 #*SVB Financial Group..........................................................          62,460         3,625,178
   SWS Group, Inc...............................................................          32,323           237,574
  #Symetra Financial Corp.......................................................          99,545           917,805
  #Synovus Financial Corp.......................................................         613,354         1,067,236
  #T. Rowe Price Group, Inc.....................................................          31,459         1,819,589
 #*Taylor Capital Group, Inc....................................................          26,324           325,628
  #TCF Financial Corp...........................................................         197,586         1,983,763
  #TD Ameritrade Holding Corp...................................................         235,888         3,800,156
   Teche Holding Co.............................................................           2,166            77,759
  *Tejon Ranch Co...............................................................          28,073           800,080
   Territorial Bancorp, Inc.....................................................          15,654           323,725
  #Teton Advisors, Inc..........................................................              95             1,686
 #*Texas Capital Bancshares, Inc................................................          54,382         1,724,997
   TF Financial Corp............................................................           3,212            72,736
 #*TFS Financial Corp...........................................................         290,694         2,616,246
   Thomas Properties Group, Inc.................................................          75,959           243,828
  *TIB Financial Corp...........................................................             274             2,814
  *TierOne Corp.................................................................           8,000                16
  *Timberland Bancorp, Inc......................................................           5,770            23,080
  #Tompkins Financial Corp......................................................          15,894           642,753
  #Torchmark Corp...............................................................         106,486         4,863,216
   Tower Bancorp, Inc...........................................................           8,782           270,398
  *Tower Financial Corp.........................................................           2,132            21,896
  #Tower Group, Inc.............................................................          57,620         1,244,016
  #TowneBank....................................................................          36,700           484,440
   Transatlantic Holdings, Inc..................................................          83,087         4,607,174
  *Transcontinental Realty Investors, Inc.......................................             100               246
   Travelers Cos., Inc. (The)...................................................         235,445        13,726,444
  *Tree.com, Inc................................................................          12,396            72,765
  #TriCo Bancshares.............................................................          21,770           325,244
   Trustco Bank Corp............................................................         129,305           722,815
  #Trustmark Corp...............................................................          91,789         2,163,467
   U.S. Bancorp.................................................................         900,099        25,400,794
  #UMB Financial Corp...........................................................          55,354         2,135,557
  #Umpqua Holdings Corp.........................................................         168,395         2,049,367
  *Unico American Corp..........................................................             100             1,152
   Union Bankshares, Inc........................................................           2,439            46,731
   Union First Market Bankshares Corp...........................................          36,396           500,081
  *United Bancshares, Inc.......................................................           2,086            15,624
  #United Bankshares, Inc.......................................................          69,308         1,934,386
  #United Community Bancorp.....................................................           1,759             9,859
 #*United Community Banks, Inc..................................................          40,685           308,799

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *United Community Financial Corp..............................................          10,564   $        13,099
   United Financial Bancorp, Inc................................................          23,125           373,238
   United Fire & Casualty Co....................................................          51,432         1,009,610
 #*United Security Bancshares...................................................           7,947            19,152
  *Unity Bancorp, Inc...........................................................           5,831            36,152
   Universal Insurance Holdings, Inc............................................          53,653           215,149
   Univest Corp. of Pennsylvania................................................          23,916           354,435
  #Unum Group...................................................................         291,024         6,644,078
   Validus Holdings, Ltd........................................................         146,223         4,689,372
  #Valley National Bancorp......................................................         262,920         3,134,006
   ViewPoint Financial Group....................................................          65,752           893,570
  *Virginia Commerce Bancorp, Inc...............................................          43,226           382,982
  *Virtus Investment Partners, Inc..............................................           2,803           222,474
   VIST Financial Corp..........................................................           5,686            66,640
   VSB Bancorp, Inc.............................................................             134             1,363
  #Waddell & Reed Financial, Inc................................................          29,603           812,602
   Washington Banking Co........................................................          21,268           281,588
   Washington Federal, Inc......................................................         154,708         2,438,198
   Washington Trust Bancorp, Inc................................................          23,257           574,215
  *Waterstone Financial, Inc....................................................          21,950            53,778
   Wayne Savings Bancshares, Inc................................................           1,615            13,073
   Webster Financial Corp.......................................................         126,201         2,675,461
   Wells Fargo & Co.............................................................       2,397,755        70,038,424
  #WesBanco, Inc................................................................          38,543           769,318
   West Bancorporation, Inc.....................................................          23,187           225,378
  *West Coast Bancorp...........................................................          27,493           439,338
  #Westamerica Bancorporation...................................................          41,031         1,905,890
 #*Western Alliance Bancorp.....................................................         114,951           918,458
   Westfield Financial, Inc.....................................................          39,650           316,804
   Westwood Holdings Group, Inc.................................................           5,642           225,116
   White Mountains Insurance Group, Ltd.........................................          11,219         5,062,462
   White River Capital, Inc.....................................................           2,447            51,020
   Willis Group Holdings P.L.C..................................................          64,479         2,506,299
  *Wilshire Bancorp, Inc........................................................          41,837           146,430
  #Wintrust Financial Corp......................................................          52,557         1,610,872
 #*World Acceptance Corp........................................................          24,217         1,543,107
  #WR Berkley Corp..............................................................         129,849         4,449,925
  *WSB Holdings, Inc............................................................           8,451            24,677
   WSFS Financial Corp..........................................................             613            23,852
   WVS Financial Corp...........................................................           2,157            18,777
   XL Group P.L.C...............................................................         305,678         6,196,093
  *Yadkin Valley Financial Corp.................................................          13,928            28,831
   Zions Bancorporation.........................................................         244,980         4,125,463
  *ZipRealty, Inc...............................................................          25,107            27,367
                                                                                                   ---------------
Total Financials................................................................                     1,111,852,862
                                                                                                   ---------------
Health Care -- (8.9%)
  *Abaxis, Inc..................................................................          13,342           361,301
   Abbott Laboratories..........................................................         176,697         9,568,143
 #*ABIOMED, Inc.................................................................          53,389           988,230
 #*Acadia Healthcare Co., Inc...................................................           4,018            49,180
  *Acadia Pharmaceuticals, Inc..................................................           2,387             3,628
 #*Accelr8 Technology Corp......................................................           2,183             2,794
 #*Accretive Health, Inc........................................................           9,696           260,144
 #*Accuray, Inc.................................................................         101,342           572,582
 #*Achillion Pharmaceuticals, Inc...............................................          17,500           194,075
  *Adcare Health Systems, Inc...................................................           7,244            34,626
  *Addus HomeCare Corp..........................................................           8,855            32,276
  *ADVENTRX Pharmaceuticals, Inc................................................          32,786            22,573
   Aetna, Inc...................................................................         184,690         8,070,953
  *Affymax, Inc.................................................................          51,139           408,601

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Affymetrix, Inc..............................................................          98,262   $       472,640
  *Agilent Technologies, Inc....................................................          56,755         2,410,385
 #*Air Methods Corp.............................................................          16,873         1,422,394
 #*Akorn, Inc...................................................................          22,114           253,426
  *Albany Molecular Research, Inc...............................................          44,428           135,950
 #*Alere, Inc...................................................................         112,870         2,725,811
  *Alexion Pharmaceuticals, Inc.................................................          36,176         2,776,870
  *Alexza Pharmaceuticals, Inc..................................................           9,551             7,163
 #*Align Technology, Inc........................................................          80,275         1,891,279
  *Alkermes P.L.C...............................................................         119,465         2,247,137
   Allergan, Inc................................................................          33,891         2,979,358
  *Alliance HealthCare Services, Inc............................................          54,572            62,212
  *Allied Healthcare Products, Inc..............................................           6,964            24,165
  *Allos Therapeutics, Inc......................................................          38,881            60,266
 #*Allscripts Healthcare Solutions, Inc.........................................         200,460         3,832,795
  *Almost Family, Inc...........................................................          11,857           223,386
 #*Alnylam Pharmaceuticals, Inc.................................................          52,764           609,952
  *Alphatec Holdings, Inc.......................................................         115,859           203,912
  *AMAG Pharmaceuticals, Inc....................................................          24,566           403,374
 #*Amedisys, Inc................................................................          35,489           372,635
  *American Dental Partners, Inc................................................          20,296           385,015
  *American Shared Hospital Services............................................           4,179            11,492
 #*AMERIGROUP Corp..............................................................          64,076         4,357,809
  #AmerisourceBergen Corp.......................................................          88,145         3,435,011
   Amgen, Inc...................................................................         275,807        18,730,053
  *Amicus Therapeutics, Inc.....................................................           4,067            26,436
  *AMN Healthcare Services, Inc.................................................          51,291           261,071
  *Amsurg Corp..................................................................          44,179         1,137,609
   Analogic Corp................................................................          17,817         1,010,758
  *AngioDynamics, Inc...........................................................          35,796           463,916
  *Anika Therapeutics, Inc......................................................          15,675           144,210
 #*Anthera Pharmaceuticals, Inc.................................................             905             7,131
 #*ARCA Biopharma, Inc..........................................................           7,683             7,644
 #*Arena Pharmaceuticals, Inc...................................................           8,430            14,921
 #*Ariad Pharmaceuticals, Inc...................................................         178,800         2,637,300
  *Arqule, Inc..................................................................          23,951           189,213
  *Array BioPharma, Inc.........................................................          37,816           103,994
   Arrhythmia Research Technology, Inc..........................................           1,790             6,551
  *ArthroCare Corp..............................................................          39,366         1,216,803
   Assisted Living Concepts, Inc. Class A.......................................          27,894           437,378
  *Astex Pharmaceuticals, Inc...................................................          79,843           216,375
 #*athenahealth, Inc............................................................          10,282           598,207
  *AtriCure, Inc................................................................          13,045           150,278
   Atrion Corp..................................................................           3,079           752,477
 #*AVANIR Pharmaceuticals, Inc. Class A.........................................          22,913            67,364
 #*AVEO Pharmaceuticals, Inc....................................................          14,734           194,194
  *AVI BioPharma, Inc...........................................................             600               540
   Bard (C.R.), Inc.............................................................          12,868         1,190,547
   Baxter International, Inc....................................................          49,810         2,763,459
   Becton Dickinson & Co........................................................          25,917         2,032,152
  *Bioanalytical Systems, Inc...................................................           2,068             2,709
  *BioClinica, Inc..............................................................          15,557            81,363
 #*BioCryst Pharmaceuticals, Inc................................................          33,426           116,657
  *Biogen Idec, Inc.............................................................          30,059         3,544,557
 #*BioMarin Pharmaceutical, Inc.................................................          35,450         1,264,502
 #*BioMimetic Therapeutics, Inc.................................................           8,585            16,912
 #*Bio-Rad Laboratories, Inc. Class A...........................................          32,797         3,330,863
  *Bio-Rad Laboratories, Inc. Class B...........................................           2,960           300,558
 #*Bio-Reference Labs, Inc......................................................          35,410           685,184
  *BioSante Pharmaceuticals, Inc................................................           7,594             4,951
  *BioScrip, Inc................................................................          82,527           446,471

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*BioSpecifics Technologies Corp...............................................           1,942   $        36,937
 #*Boston Scientific Corp.......................................................       1,471,447         8,769,824
  *Bovie Medical Corp...........................................................          15,967            48,380
   Bristol-Myers Squibb Co......................................................         291,159         9,386,966
 #*Brookdale Senior Living, Inc.................................................         144,969         2,551,454
 #*Bruker Corp..................................................................          64,955           922,361
 #*BSD Medical Corp.............................................................           4,763            10,717
  *Cambrex Corp.................................................................          42,453           333,681
   Cantel Medical Corp..........................................................          25,104           792,533
  *Capital Senior Living Corp...................................................          39,814           322,493
  *Capstone Therapeutics Corp...................................................           2,652               703
  *Cardica, Inc.................................................................           3,013             6,418
   Cardinal Health, Inc.........................................................         103,083         4,435,661
  *CardioNet, Inc...............................................................          16,389            51,625
 #*Cardiovascular Systems, Inc..................................................           4,014            36,768
  *CareFusion Corp..............................................................         214,392         5,134,688
  *CAS Medical Systems, Inc.....................................................             693             1,234
 #*Catalyst Health Solutions, Inc...............................................          39,084         2,140,240
  *Catalyst Pharmaceutical Partners, Inc........................................           1,590             1,701
 #*Celgene Corp.................................................................          45,414         3,301,598
 #*Celldex Therapeutics, Inc....................................................          33,038           156,930
 #*Celsion Corp.................................................................           7,425            15,592
 #*Centene Corp.................................................................          70,647         3,193,244
 #*Cepheid, Inc.................................................................          18,235           803,434
 #*Cerner Corp..................................................................          59,524         3,624,416
 #*Cerus Corp...................................................................          24,244            69,095
  *Charles River Laboratories International, Inc................................          76,853         2,595,326
  #Chemed Corp..................................................................          30,425         1,708,060
 #*Chindex International, Inc...................................................          10,667            96,643
   Cigna Corp...................................................................         135,064         6,054,919
 #*Codexis, Inc.................................................................          13,246            73,780
  *Columbia Laboratories, Inc...................................................           6,488             5,456
  *CombiMatrix Corp.............................................................           7,394            12,570
  *Community Health Systems, Inc................................................         124,209         2,322,708
  #Computer Programs & Systems, Inc.............................................           4,189           239,820
 #*Conceptus, Inc...............................................................          45,586           564,355
  *CONMED Corp..................................................................          40,221         1,182,497
  *Conmed Healthcare Management, Inc............................................           7,215            20,563
  #Cooper Cos., Inc. (The)......................................................          68,785         4,962,150
  *Cornerstone Therapeutics, Inc................................................           2,272            13,836
  *Corvel Corp..................................................................          14,838           722,314
 #*Covance, Inc.................................................................          72,888         3,193,223
  *Coventry Health Care, Inc....................................................         155,335         4,670,923
   Covidien P.L.C...............................................................          72,569         3,737,304
  *Cross Country Healthcare, Inc................................................          39,775           245,412
  *CryoLife, Inc................................................................          35,789           191,113
 #*Cubist Pharmaceuticals, Inc..................................................          76,317         3,115,260
  *Cumberland Pharmaceuticals, Inc..............................................          29,618           180,374
 #*Curis, Inc...................................................................           6,700            33,165
  *Cutera, Inc..................................................................          20,214           157,467
  *Cyberonics, Inc..............................................................          26,907           874,478
  *Cyclacel Pharmaceuticals, Inc................................................           3,300             1,784
  *Cynosure, Inc. Class A.......................................................          10,905           151,907
  *Cytokinetics, Inc............................................................          63,422            66,593
 #*Cytori Therapeutics, Inc.....................................................          14,615            50,129
  *DaVita, Inc..................................................................          37,711         3,085,137
   Daxor Corp...................................................................           5,407            51,258
  #DENTSPLY International, Inc..................................................          96,933         3,658,251
 #*DepoMed, Inc.................................................................          68,301           409,806
  *Digirad Corp.................................................................          23,800            47,838
  *Durect Corp..................................................................          40,784            32,215

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *DUSA Pharmaceuticals, Inc....................................................          15,664   $        75,187
  *Dyax Corp....................................................................          68,911           112,325
  *Dynacq Healthcare, Inc.......................................................           3,325             3,126
 #*Dynavax Technologies Corp....................................................          23,749            82,647
 #*Edwards Lifesciences Corp....................................................          36,693         3,033,410
   Eli Lilly & Co...............................................................         124,130         4,932,926
  *Emergent Biosolutions, Inc...................................................          50,100           850,197
 #*Emeritus Corp................................................................          59,781         1,043,776
  *Encision, Inc................................................................             900               990
  *Endo Pharmaceuticals Holdings, Inc...........................................         160,078         5,950,099
 #*Endologix, Inc...............................................................          30,324           393,606
   Ensign Group, Inc. (The).....................................................          29,769           789,176
  *EnteroMedics, Inc............................................................             417               951
  *Enzo Biochem, Inc............................................................          52,024           132,661
 #*Enzon Pharmaceuticals, Inc...................................................          77,086           549,623
  *eResearch Technology, Inc....................................................          65,984           365,551
 #*Exact Sciences Corp..........................................................          15,692           146,563
 #*Exactech, Inc................................................................          17,609           291,253
 #*Exelixis, Inc................................................................          66,428           353,397
 #*Express Scripts, Inc.........................................................          49,000         2,506,840
  *Five Star Quality Care, Inc..................................................          44,386           161,121
  *Forest Laboratories, Inc.....................................................         187,988         5,974,259
  *Furiex Pharmaceuticals, Inc..................................................          13,570           215,084
  *GenMark Diagnostics, Inc.....................................................             607             2,792
 #*Genomic Health, Inc..........................................................           9,319           258,602
 #*Gen-Probe, Inc...............................................................          13,985           936,016
 #*Gentiva Health Services, Inc.................................................          57,592           418,118
  *GenVec, Inc..................................................................             317               751
 #*Geron Corp...................................................................          69,319           137,252
 #*Gilead Sciences, Inc.........................................................          67,678         3,305,394
  *Greatbatch, Inc..............................................................          33,853           792,837
  *GTx, Inc.....................................................................          18,498           108,213
 #*Haemonetics Corp.............................................................          35,971         2,336,676
 #*Halozyme Therapeutics, Inc...................................................          13,060           137,914
 #*Hanger Orthopedic Group, Inc.................................................          45,817           897,555
 #*Hansen Medical, Inc..........................................................           5,168            16,176
  *Harvard Bioscience, Inc......................................................          37,663           152,912
 #*Health Management Associates, Inc............................................         253,322         1,623,794
 #*Health Net, Inc..............................................................         133,177         5,026,100
 #*HealthSouth Corp.............................................................          70,418         1,358,363
  *HealthStream, Inc............................................................          26,833           498,557
  *Healthways, Inc..............................................................          45,414           343,330
  *Helicos BioSciences Corp.....................................................           8,558               950
 #*Henry Schein, Inc............................................................          63,424         4,496,127
   Hill-Rom Holdings, Inc.......................................................          70,678         2,333,081
  *Hi-Tech Pharmacal Co., Inc...................................................          18,751           730,914
 #*HMS Holdings Corp............................................................          43,047         1,420,981
  *Hologic, Inc.................................................................         232,545         4,741,593
  *Hooper Holmes, Inc...........................................................          27,777            20,133
 #*Hospira, Inc.................................................................         113,374         3,906,868
  #Humana, Inc..................................................................         106,714         9,499,680
  *ICU Medical, Inc.............................................................          19,634           912,392
 #*Idenix Pharmaceuticals, Inc..................................................          40,612           543,795
  *Idera Pharmaceuticals, Inc...................................................          31,205            33,077
 #*IDEXX Laboratories, Inc......................................................          10,874           919,832
 #*Illumina, Inc................................................................          19,907         1,030,386
 #*ImmunoGen, Inc...............................................................           7,435           104,982
 #*Immunomedics, Inc............................................................          35,448           124,777
 #*Impax Laboratories, Inc......................................................          94,030         1,774,346
 #*Incyte Corp..................................................................          67,519         1,195,086
 #*Infinity Pharmaceuticals, Inc................................................          22,453           136,514

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Inovio Pharmaceuticals, Inc..................................................          19,500   $        13,026
  *Integra LifeSciences Holdings Corp...........................................          38,772         1,144,549
  *IntegraMed America, Inc......................................................          11,952           108,166
  *Interleukin Genetics, Inc....................................................           4,930             1,282
 #*InterMune, Inc...............................................................          28,645           429,675
  *Intuitive Surgical, Inc......................................................           3,637         1,672,693
   Invacare Corp................................................................          43,227           738,317
 #*IPC The Hospitalist Co.......................................................          19,725           664,535
  *Iridex Corp..................................................................           9,691            37,795
  *IRIS International, Inc......................................................          25,131           246,032
  *ISTA Pharmaceuticals, Inc....................................................          28,437           229,202
  *Jazz Pharmaceuticals P.L.C...................................................          33,119         1,540,034
   Johnson & Johnson............................................................         349,581        23,040,884
 #*Kensey Nash Corp.............................................................          14,595           338,750
 #*Keryx Biopharmaceuticals, Inc................................................          16,500            55,935
   Kewaunee Scientific Corp.....................................................           3,000            27,900
  *Kindred Healthcare, Inc......................................................          68,907           845,489
 #*K-V Pharmaceutical Co. Class A...............................................          45,622            93,981
  *K-V Pharmaceutical Co. Class B...............................................           7,693            16,386
 #*Laboratory Corp. of America Holdings.........................................          22,700         2,074,553
   Landauer, Inc................................................................           5,250           298,305
 #*Lannet Co., Inc..............................................................          32,534           165,273
  *LCA-Vision, Inc..............................................................          20,620           104,750
   LeMaitre Vascular, Inc.......................................................          22,583           130,756
 #*Lexicon Pharmaceuticals, Inc.................................................          46,751            67,789
 #*LHC Group, Inc...............................................................          22,632           335,406
  *Life Technologies Corp.......................................................         120,198         5,821,189
  *LifePoint Hospitals, Inc.....................................................          75,205         3,022,489
  *Ligand Pharmaceuticals, Inc. Class B.........................................           2,218            27,614
  #Lincare Holdings, Inc........................................................         111,350         2,860,582
  *Luminex Corp.................................................................          37,090           730,673
  *Luna Innovations, Inc........................................................           4,551             8,055
 #*Magellan Health Services, Inc................................................          44,068         2,151,400
 #*MannKind Corp................................................................          26,972            72,824
  *Masimo Corp..................................................................          11,024           235,914
 #*Maxygen, Inc.................................................................          48,995           273,882
   McKesson Corp................................................................          54,224         4,431,185
  *MedAssets, Inc...............................................................          73,885           780,226
  *MedCath Corp.................................................................          26,258           190,370
  *Medco Health Solutions, Inc..................................................          47,892         2,970,262
 #*Medical Action Industries, Inc...............................................          32,084           170,045
 #*Medicines Co. (The)..........................................................          77,724         1,563,807
  *MediciNova, Inc..............................................................           4,963             9,380
  #Medicis Pharmaceutical Corp. Class A.........................................          77,415         2,561,662
 #*Medidata Solutions, Inc......................................................           8,885           185,696
 #*Medivation, Inc..............................................................             955            52,917
 #*Mednax, Inc..................................................................          58,604         4,173,777
  *Medtox Scientific, Inc.......................................................          12,099           205,683
  #Medtronic, Inc...............................................................         190,894         7,362,782
   Merck & Co., Inc.............................................................       1,429,620        54,697,261
 #*Merge Healthcare, Inc........................................................          31,115           170,510
  #Meridian Bioscience, Inc.....................................................          12,342           215,244
  *Merit Medical Systems, Inc...................................................          59,338           837,259
  *Metropolitan Health Networks, Inc............................................          62,594           502,004
 #*Mettler Toledo International, Inc............................................          11,500         2,018,250
 #*Micromet, Inc................................................................          34,509           377,183
  *Misonix, Inc.................................................................           8,260            15,364
 #*Molina Healthcare, Inc.......................................................          64,918         1,987,140
 #*Momenta Pharmaceuticals, Inc.................................................          71,004         1,114,053
  *MWI Veterinary Supply, Inc...................................................          11,689           917,703
  *Mylan, Inc...................................................................         293,149         6,082,842

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Myrexis, Inc.................................................................          24,268   $        68,921
 #*Myriad Genetics, Inc.........................................................          71,035         1,680,688
  *Nabi Biopharmaceuticals......................................................          40,400            74,740
 #*Nanosphere, Inc..............................................................          31,702            59,283
   National Healthcare Corp.....................................................          19,011           842,758
  #National Research Corp.......................................................           9,294           365,905
 #*Natus Medical, Inc...........................................................          58,055           656,602
 #*Neogen Corp..................................................................          19,949           649,739
 #*Neuralstem, Inc..............................................................             165               170
 #*Neurocrine Biosciences, Inc..................................................          35,109           326,514
  *NeurogesX, Inc...............................................................           8,021             8,181
 #*Novavax, Inc.................................................................          28,206            42,591
 #*NPS Pharmaceuticals, Inc.....................................................           9,143            70,218
  *NuVasive, Inc................................................................          56,604           877,362
 #*NxStage Medical, Inc.........................................................           6,670           119,660
  *Obagi Medical Products, Inc..................................................          26,212           268,673
  #Omnicare, Inc................................................................         164,128         5,388,322
  *Omnicell, Inc................................................................          45,999           712,065
 #*OncoGenex Pharmaceutical, Inc................................................           1,700            23,630
 #*Oncothyreon, Inc.............................................................           1,143             7,784
 #*Onyx Pharmaceuticals, Inc....................................................          64,707         2,649,105
 #*Optimer Pharmaceuticals, Inc.................................................           8,939           115,939
  *OraSure Technologies, Inc....................................................          59,567           662,981
  *Orexigen Therapeutics, Inc...................................................           8,410            23,043
  *Orthofix International N.V...................................................          25,928         1,041,009
 #*Osiris Therapeutics, Inc.....................................................          14,198            82,774
  #Owens & Minor, Inc...........................................................          76,824         2,336,218
 #*Pain Therapeutics, Inc.......................................................          50,349           223,046
  *Palomar Medical Technologies, Inc............................................          23,863           215,960
 #*Par Pharmaceutical Cos., Inc.................................................          52,044         1,879,309
 #*PAREXEL International Corp...................................................          83,876         2,021,412
  #Patterson Cos., Inc..........................................................         141,055         4,543,382
  *PDI, Inc.....................................................................          21,336           136,764
  #PDL BioPharma, Inc...........................................................         130,179           831,844
   PerkinElmer, Inc.............................................................         159,423         3,822,964
  *Pernix Therapeutics Holdings, Inc............................................           6,670            67,100
  #Perrigo Co...................................................................          21,164         2,023,278
  #Pfizer, Inc..................................................................       3,689,814        78,962,020
 #*PharmAthene, Inc.............................................................           3,212             5,139
  *PharMerica Corp..............................................................          38,393           481,832
 #*PhotoMedex, Inc..............................................................           2,905            38,520
  *Poniard Pharmaceuticals, Inc.................................................             235               235
  *Pozen, Inc...................................................................          14,195            60,471
  *Progenics Pharmaceuticals, Inc...............................................          44,369           427,717
  *ProPhase Labs, Inc...........................................................          19,981            23,977
  *Providence Service Corp......................................................          17,348           261,781
  *pSivida Corp.................................................................          27,181            32,617
 #*PSS World Medical, Inc.......................................................          62,009         1,504,958
   Psychemedics Corp............................................................           1,810            17,593
  #Quality Systems, Inc.........................................................          24,060           975,874
   Quest Diagnostics, Inc.......................................................          65,834         3,823,639
 #*Questcor Pharmaceuticals, Inc................................................          47,500         1,682,925
 #*Quidel Corp..................................................................          42,395           606,248
  *RadNet, Inc..................................................................          26,380            66,214
 #*Raptor Pharmaceutical Corp...................................................             362             2,592
 #*Regeneron Pharmaceuticals, Inc...............................................          33,215         3,017,915
  *Repligen Corp................................................................          40,505           162,425
 #*Repros Therapeutics, Inc.....................................................             500             2,350
 #*ResMed, Inc..................................................................          76,005         2,206,425
  *Retractable Technologies, Inc................................................           7,725            12,514
  *Rigel Pharmaceuticals, Inc...................................................          99,011           967,337

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Rochester Medical Corp.......................................................          13,631   $       101,551
 #*Rockwell Medical Technologies, Inc...........................................          10,169           110,130
  *RTI Biologics, Inc...........................................................          76,039           262,335
 #*Salix Pharmaceuticals, Ltd...................................................          24,827         1,196,661
 #*Sangamo BioSciences, Inc.....................................................          19,439            67,065
  *Santarus, Inc................................................................          49,945           244,730
  *SciClone Pharmaceuticals, Inc................................................          84,342           403,998
 #*Seattle Genetics, Inc........................................................          38,000           719,340
 #*Select Medical Holdings Corp.................................................         143,323         1,188,148
  *SeraCare Life Sciences, Inc..................................................             519             1,692
  *Sirona Dental Systems, Inc...................................................          66,968         3,237,903
 #*Skilled Healthcare Group, Inc. Class A.......................................          26,638           163,557
  *Solta Medical, Inc...........................................................          53,544           160,632
  *Somaxon Pharmaceuticals, Inc.................................................          10,200             5,712
  *SonoSite, Inc................................................................          21,808         1,175,669
   Span-American Medical System, Inc............................................           3,812            57,866
  *Spectranetics Corp...........................................................          43,357           361,164
 #*Spectrum Pharmaceuticals, Inc................................................          72,674         1,022,523
  *SRI/Surgical Express, Inc....................................................           7,871            31,720
   St. Jude Medical, Inc........................................................          40,153         1,674,782
 #*Staar Surgical Co............................................................          26,254           285,906
  *StemCells, Inc...............................................................           1,638             1,654
  *Stereotaxis, Inc.............................................................          44,332            31,210
   STERIS Corp..................................................................          75,446         2,269,416
  *Strategic Diagnostics, Inc...................................................          16,528            30,577
  #Stryker Corp.................................................................          45,372         2,514,970
  *Sucampo Pharmaceuticals, Inc. Class A........................................          14,749            65,486
  *Sun Healthcare Group, Inc....................................................          27,539           125,027
  *SunLink Health Systems, Inc..................................................           3,122             4,152
 #*Sunrise Senior Living, Inc...................................................          78,957           561,384
  *SurModics, Inc...............................................................          22,532           324,911
  *Symmetry Medical, Inc........................................................          51,771           388,800
 #*Synageva BioPharma Corp......................................................           3,500           124,355
  *Synovis Life Technologies, Inc...............................................          15,761           440,835
 #*Synta Pharmaceuticals Corp...................................................          12,591            58,296
 #*Targacept, Inc...............................................................           4,269            25,956
 #*Team Health Holdings, Inc....................................................          44,743           921,706
   Techne Corp..................................................................          14,100           962,325
  #Teleflex, Inc................................................................          59,271         3,626,792
  *Telik, Inc...................................................................           1,600               296
  *Tenet Healthcare Corp........................................................         657,214         3,476,662
  *Theragenics Corp.............................................................          18,695            31,408
 #*Theravance, Inc..............................................................          14,236           252,547
  *Thermo Fisher Scientific, Inc................................................         181,055         9,577,810
  *Thoratec Corp................................................................          59,538         1,750,417
  *TranS1, Inc..................................................................          25,310            73,905
 #*Transcend Services, Inc......................................................          14,813           367,659
 #*Transcept Pharmaceuticals, Inc...............................................          22,329           179,079
  *Triple-S Management Corp. Class B............................................          28,579           609,590
   U.S. Physical Therapy, Inc...................................................          16,879           344,332
 #*United Therapeutics Corp.....................................................          24,170         1,188,681
  #UnitedHealth Group, Inc......................................................         453,978        23,511,521
  *Universal American Corp......................................................         115,368         1,267,894
  #Universal Health Services, Inc...............................................         107,468         4,437,354
 #*Urologix, Inc................................................................           4,079             4,324
 #*Uroplasty, Inc...............................................................           2,767             9,435
   Utah Medical Products, Inc...................................................           4,989           144,232
 #*Varian Medical Systems, Inc..................................................          17,446         1,149,168
  *Vascular Solutions, Inc......................................................          23,584           262,490
 #*VCA Antech, Inc..............................................................         124,135         2,778,141
  *Vertex Pharmaceuticals, Inc..................................................          30,622         1,131,483

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Vical, Inc...................................................................          72,462   $       254,342
 #*Viropharma, Inc..............................................................         109,689         3,267,635
 #*Waters Corp..................................................................          16,195         1,402,001
  *Watson Pharmaceuticals, Inc..................................................          95,501         5,599,224
 #*WellCare Health Plans, Inc...................................................          53,682         3,208,036
   WellPoint, Inc...............................................................         203,028        13,058,761
  #West Pharmaceutical Services, Inc............................................          48,425         1,960,244
 #*Wright Medical Group, Inc....................................................          55,997           949,149
 #*XenoPort, Inc................................................................          42,240           176,986
  #Young Innovations, Inc.......................................................          11,111           339,330
 #*Zalicus, Inc.................................................................          66,245            70,882
  *Zimmer Holdings, Inc.........................................................         120,937         7,346,923
 #*Zoll Medical Corp............................................................          30,388         2,084,009
                                                                                                   ---------------
Total Health Care...............................................................                       657,646,640
                                                                                                   ---------------
Industrials -- (11.9%)
 #*3D Systems Corp..............................................................          56,048         1,071,638
   3M Co........................................................................          77,420         6,713,088
  #A.O. Smith Corp..............................................................          54,573         2,318,261
  *A.T. Cross Co. Class A.......................................................           9,589            95,123
 #*A123 Systems, Inc............................................................         177,394           384,945
  #AAON, Inc....................................................................          36,022           729,446
   AAR Corp.....................................................................          56,922         1,206,177
  #ABM Industries, Inc..........................................................          76,016         1,649,547
 #*Acacia Research - Acacia Technologies........................................          26,278         1,081,602
  *ACCO Brands Corp.............................................................          48,653           516,695
   Aceto Corp...................................................................          34,804           255,461
  *Active Power, Inc............................................................           7,900             6,802
  #Actuant Corp. Class A........................................................         100,163         2,539,132
  #Acuity Brands, Inc...........................................................          45,017         2,621,340
 #*Advisory Board Co. (The).....................................................          13,807         1,053,198
 #*AECOM Technology Corp........................................................         169,953         3,890,224
 #*Aegion Corp..................................................................          50,179           856,556
 #*AeroCentury Corp.............................................................           1,459            14,079
  *Aerosonic Corp...............................................................           1,200             4,056
 #*Aerovironment, Inc...........................................................          30,076           838,218
  *AGCO Corp....................................................................          85,758         4,367,655
  *Air Transport Services Group, Inc............................................          81,444           489,478
   Aircastle, Ltd...............................................................          90,875         1,281,338
   Alamo Group, Inc.............................................................          16,750           487,425
  *Alaska Air Group, Inc........................................................          51,980         3,957,237
   Albany International Corp. Class A...........................................          38,447           923,497
  #Alexander & Baldwin, Inc.....................................................          59,790         2,828,067
 #*Allegiant Travel Co..........................................................          26,622         1,463,411
   Alliant Techsystems, Inc.....................................................          47,530         2,823,757
 .*Allied Defense Group, Inc....................................................           8,042            25,332
   Allied Motion Technologies, Inc..............................................           6,578            39,205
  *Altra Holdings, Inc..........................................................          35,814           687,271
  #Amerco, Inc..................................................................          27,575         2,667,054
 #*Ameresco, Inc. Class A.......................................................          33,338           437,061
  *American Railcar Industries, Inc.............................................          39,572         1,032,829
  *American Reprographics Co....................................................          56,422           339,096
  #American Science & Engineering, Inc..........................................          12,627           902,831
   American Woodmark Corp.......................................................          18,243           259,415
   AMETEK, Inc..................................................................          56,730         2,666,310
   Ampco-Pittsburgh Corp........................................................          14,266           306,006
  *AMREP Corp...................................................................           7,977            47,862
   Apogee Enterprises, Inc......................................................          40,535           557,356
  *Applied Energetics, Inc......................................................           7,766               505
  #Applied Industrial Technologies, Inc.........................................          60,159         2,320,934
   Argan, Inc...................................................................          15,648           226,896

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Arkansas Best Corp...........................................................          36,736   $       665,656
 #*Armstrong World Industries, Inc..............................................          74,050         3,458,135
  *Arotech Corp.................................................................           5,156             6,342
 #*Ascent Solar Technologies, Inc...............................................          31,475            23,292
  *Astec Industries, Inc........................................................          32,507         1,099,387
  *Astronics Corp...............................................................          13,327           443,922
 #*Astronics Corp. Class B......................................................           2,144            71,502
 #*Atlas Air Worldwide Holdings, Inc............................................          35,214         1,677,419
  *Avalon Holding Corp. Class A.................................................           1,202             4,339
   Avery Dennison Corp..........................................................          87,237         2,368,485
  *Avis Budget Group, Inc.......................................................         149,064         2,139,068
   AZZ, Inc.....................................................................          17,990           883,129
  *Babcock & Wilcox Co. (The)...................................................          23,337           579,924
  #Badger Meter, Inc............................................................          22,049           708,655
  *Baldwin Technology Co., Inc. Class A.........................................          10,603             9,543
  #Barnes Group, Inc............................................................          79,347         2,006,686
   Barrett Business Services, Inc...............................................          13,746           264,611
  *BE Aerospace, Inc............................................................         121,675         5,134,685
 #*Beacon Roofing Supply, Inc...................................................          63,919         1,461,188
  #Belden, Inc..................................................................          67,247         2,636,755
 #*Blount International, Inc....................................................          39,777           653,138
  *BlueLinx Holdings, Inc.......................................................          63,414           113,511
   Boeing Co. (The).............................................................          66,931         4,964,942
  #Brady Corp. Class A..........................................................          70,905         2,295,195
  *Breeze-Eastern Corp..........................................................          12,352           106,042
  #Briggs & Stratton Corp.......................................................          71,119         1,110,168
  #Brink's Co. (The)............................................................          66,650         1,878,864
  *Broadwind Energy, Inc........................................................          20,725            14,093
  *Builders FirstSource, Inc....................................................          69,207           175,094
   C.H. Robinson Worldwide, Inc.................................................          16,987         1,169,385
  *CAI International, Inc.......................................................          25,126           437,695
 #*Capstone Turbine Corp........................................................          12,576            14,965
   Carlisle Cos., Inc...........................................................          85,240         4,068,505
   Cascade Corp.................................................................          15,597           886,222
  *Casella Waste Systems, Inc. Class A..........................................          38,456           264,193
   Caterpillar, Inc.............................................................          74,853         8,167,959
 #*CBIZ, Inc....................................................................          93,126           583,900
   CDI Corp.....................................................................          27,458           411,046
  #CECO Environmental Corp......................................................          17,951           115,245
   Celadon Group, Inc...........................................................          32,215           481,614
 #*Cenveo, Inc..................................................................          34,262           114,778
  *Ceradyne, Inc................................................................          33,814         1,118,905
  *Champion Industries, Inc.....................................................           6,873             5,560
 #*Chart Industries, Inc........................................................          40,448         2,255,380
   Chase Corp...................................................................          11,789           156,794
   Chicago Rivet & Machine Co...................................................             653            12,080
  #Cintas Corp..................................................................         116,576         4,319,141
   CIRCOR International, Inc....................................................          23,842           903,850
  #CLAROC, Inc..................................................................          54,851         2,819,890
 #*Clean Harbors, Inc...........................................................          53,078         3,367,799
  *CNH Global N.V...............................................................             709            29,594
  *Coleman Cable, Inc...........................................................           6,906            74,101
  *Colfax Corp..................................................................          52,218         1,585,338
  *Columbus McKinnon Corp.......................................................          26,052           415,529
   Comfort Systems USA, Inc.....................................................          52,266           625,101
  *Command Security Corp........................................................          10,654            17,259
  *Commercial Vehicle Group, Inc................................................          24,357           304,706
   CompX International, Inc.....................................................           3,471            52,724
  *Consolidated Graphics, Inc...................................................          14,922           757,888
  #Con-way, Inc.................................................................          78,568         2,493,748
   Cooper Industries P.L.C......................................................          89,965         5,318,731

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Copart, Inc..................................................................          35,995   $     1,693,205
  #Corporate Executive Board Co.................................................          19,137           752,658
 #*Corrections Corp. of America.................................................         151,771         3,571,172
 #*CoStar Group, Inc............................................................          25,825         1,463,503
   Courier Corp.................................................................          21,176           261,947
   Covanta Holding Corp.........................................................         209,697         2,996,570
  *Covenant Transportation Group, Inc. Class A..................................          12,060            39,798
  *CPI Aerostructures, Inc......................................................           7,721           108,403
  *CRA International, Inc.......................................................          14,257           308,094
   Crane Co.....................................................................          67,715         3,250,320
   CSX Corp.....................................................................         502,300        11,326,865
  #Cubic Corp...................................................................          38,087         1,761,143
  #Cummins, Inc.................................................................          25,812         2,684,448
  #Curtiss-Wright Corp..........................................................          66,997         2,503,008
  #Danaher Corp.................................................................         120,259         6,314,800
   Deere & Co...................................................................          46,100         3,971,515
  *Delta Air Lines, Inc.........................................................         294,469         3,106,648
   Deluxe Corp..................................................................          60,572         1,548,826
  *DigitalGlobe, Inc............................................................          63,516           996,566
 #*Dollar Thrifty Automotive Group, Inc.........................................          33,400         2,459,910
  #Donaldson Co., Inc...........................................................          22,171         1,602,963
   Douglas Dynamics, Inc........................................................          30,941           421,107
  #Dover Corp...................................................................         113,142         7,174,334
  *Ducommun, Inc................................................................          13,504           195,133
  #Dun & Bradstreet Corp. (The).................................................          27,099         2,244,068
  *DXP Enterprises, Inc.........................................................          20,357           686,642
  *Dycom Industries, Inc........................................................          48,141         1,028,773
   Dynamic Materials Corp.......................................................          18,547           409,889
 #*Eagle Bulk Shipping, Inc.....................................................          69,594            98,823
   Eastern Co. (The)............................................................           6,782           136,657
   Eaton Corp...................................................................          79,617         3,903,622
   Ecology & Environment, Inc. Class A..........................................           3,667            62,559
  #EMCOR Group, Inc.............................................................          95,488         2,752,919
   Emerson Electric Co..........................................................          95,382         4,900,727
   Empire Resources, Inc........................................................           6,900            18,699
   Encore Wire Corp.............................................................          33,498           914,495
  *Ener1, Inc...................................................................          73,911             1,175
 #*Energy Conversion Devices, Inc...............................................          33,852            34,191
 #*Energy Recovery, Inc.........................................................          51,392           126,938
  *EnergySolutions, Inc.........................................................         113,561           404,277
  *EnerNOC, Inc.................................................................             729             6,670
 #*EnerSys......................................................................          68,901         1,996,751
   Ennis, Inc...................................................................          37,450           619,423
 #*EnPro Industries, Inc........................................................          29,957         1,057,782
  *Environmental Tectonics Corp.................................................           1,572             2,830
   Equifax, Inc.................................................................         103,330         4,026,770
   ESCO Technologies, Inc.......................................................          36,585         1,100,111
   Espey Manufacturing & Electronics Corp.......................................           4,614           110,044
 #*Esterline Technologies Corp..................................................          43,229         2,643,453
 #*Excel Maritime Carriers, Ltd.................................................          81,491           119,792
   Exelis, Inc..................................................................         126,611         1,264,844
   Expeditors International of Washington, Inc..................................          34,200         1,527,030
  *Exponent, Inc................................................................          18,149           886,579
  #Fastenal Co..................................................................          55,147         2,574,262
  *Federal Signal Corp..........................................................          82,795           350,223
   FedEx Corp...................................................................         140,901        12,891,032
  *Flanders Corp................................................................          33,425           102,949
  *Flow International Corp......................................................          65,766           247,938
  #Flowserve Corp...............................................................          32,431         3,572,923
   Fluor Corp...................................................................          71,179         4,003,107
  *Fortune Brands Home & Security, Inc..........................................         122,709         2,278,706

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Forward Air Corp.............................................................          33,572   $     1,175,020
  *Franklin Covey Co............................................................          24,855           218,724
  #Franklin Electric Co., Inc...................................................          33,344         1,669,201
  *Freightcar America, Inc......................................................          14,738           319,962
  *Frozen Food Express Industries...............................................          14,040            18,954
 #*FTI Consulting, Inc..........................................................          60,194         2,577,507
  *Fuel Tech, Inc...............................................................          30,552           184,229
  *FuelCell Energy, Inc.........................................................          13,996            13,716
  *Furmanite Corp...............................................................          51,185           394,636
   G & K Services, Inc. Class A.................................................          26,871           882,981
  #Gardner Denver Machinery, Inc................................................          25,853         1,928,634
   GATX Corp....................................................................          68,745         2,951,910
 #*Genco Shipping & Trading, Ltd................................................          50,288           352,016
  *Gencor Industries, Inc.......................................................           5,578            39,994
 #*GenCorp, Inc.................................................................          56,901           312,386
 #*Generac Holdings, Inc........................................................          53,645         1,558,924
 #*General Cable Corp...........................................................          69,146         2,133,846
   General Dynamics Corp........................................................         144,962        10,025,572
   General Electric Co..........................................................       4,992,635        93,412,201
 #*Genesee & Wyoming, Inc.......................................................          53,391         3,315,581
 #*GEO Group, Inc. (The)........................................................          90,000         1,582,200
  *GeoEye, Inc..................................................................          31,416           688,325
  *Gibraltar Industries, Inc....................................................          43,884           687,662
  *Global Power Equipment Group, Inc............................................          22,239           570,430
   Goodrich Corp................................................................          77,533         9,672,242
   Gorman-Rupp Co. (The)........................................................          28,666           899,539
  *GP Strategies Corp...........................................................          26,370           387,639
  #Graco, Inc...................................................................          14,618           672,136
 #*Graftech International, Ltd..................................................         144,671         2,375,498
   Graham Corp..................................................................          14,415           314,535
  #Granite Construction, Inc....................................................          54,089         1,440,390
   Great Lakes Dredge & Dock Corp...............................................          84,376           540,006
  *Greenbrier Cos., Inc.........................................................          33,905           754,386
  #Griffon Corp.................................................................          89,064           887,968
  *H&E Equipment Services, Inc..................................................          45,667           775,882
   Hardinge, Inc................................................................          13,527           143,792
   Harsco Corp..................................................................         106,563         2,368,895
  *Hawaiian Holdings, Inc.......................................................          81,169           564,936
  #Healthcare Services Group, Inc...............................................          39,170           732,087
  #Heartland Express, Inc.......................................................         103,965         1,540,761
  #HEICO Corp...................................................................          20,663         1,148,863
   HEICO Corp. Class A..........................................................          51,297         1,977,499
   Heidrick & Struggles International, Inc......................................          25,365           557,523
 #*Heritage-Crystal Clean, Inc..................................................          12,102           249,059
  #Herman Miller, Inc...........................................................          33,116           699,410
  *Hertz Global Holdings, Inc...................................................         238,246         3,240,146
 #*Hexcel Corp..................................................................         120,069         3,010,130
  *Hill International, Inc......................................................          51,954           309,126
   HNI Corp.....................................................................          62,307         1,690,389
 #*Hoku Corp....................................................................          51,085            34,738
   Honeywell International, Inc.................................................          95,314         5,532,025
   Houston Wire & Cable Co......................................................          24,985           356,536
 #*Hub Group, Inc. Class A......................................................          53,117         1,818,195
   Hubbell, Inc. Class A........................................................           7,919           530,098
  #Hubbell, Inc. Class B........................................................          61,563         4,430,073
  *Hudson Highland Group, Inc...................................................          43,679           233,683
 #*Huntington Ingalls Industries, Inc...........................................          23,725           893,958
  *Hurco Cos., Inc..............................................................           8,940           210,716
 #*Huron Consulting Group, Inc..................................................          32,047         1,201,122
  *ICF International, Inc.......................................................          28,023           794,172
  #IDEX Corp....................................................................         116,421         4,717,379

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*IHS, Inc.....................................................................          21,518   $     1,925,431
 #*II-VI, Inc...................................................................          87,431         2,011,787
   Illinois Tool Works, Inc.....................................................          87,875         4,660,011
 #*Ingersoll-Rand P.L.C.........................................................         145,760         5,092,854
 #*InnerWorkings, Inc...........................................................          66,231           730,528
  *Innotrac Corp................................................................           4,173             5,070
  *Innovative Solutions & Support, Inc..........................................          19,410            75,699
   Insperity, Inc...............................................................          37,612         1,053,888
  #Insteel Industries, Inc......................................................          25,169           322,163
  *Integrated Electrical Services, Inc..........................................          14,770            35,891
  *Intelligent Systems Corp.....................................................             629               962
  #Interface, Inc. Class A......................................................          53,250           707,692
  *Interline Brands, Inc........................................................          46,600           792,666
   International Shipholding Corp...............................................           8,363           190,258
   Intersections, Inc...........................................................          25,390           311,789
   Iron Mountain, Inc...........................................................          74,078         2,283,084
  #ITT Corp.....................................................................          63,305         1,376,251
  #J.B. Hunt Transport Services, Inc............................................          32,900         1,680,203
  *Jacobs Engineering Group, Inc................................................          82,026         3,671,484
 #*JetBlue Airways Corp.........................................................         420,376         2,492,830
   John Bean Technologies Corp..................................................          40,174           659,255
  #Joy Global, Inc..............................................................          20,498         1,858,964
  *Kadant, Inc..................................................................          17,092           414,652
   Kaman Corp...................................................................          37,079         1,155,752
  *Kansas City Southern.........................................................          99,896         6,856,861
  *KAR Auction Services, Inc....................................................          71,758         1,057,713
  #Kaydon Corp..................................................................          46,288         1,579,347
   KBR, Inc.....................................................................         107,047         3,440,491
   Kelly Services, Inc. Class A.................................................          64,846         1,047,911
   Kelly Services, Inc. Class B.................................................           1,275            20,999
  #Kennametal, Inc..............................................................         114,567         4,938,983
  *Key Technology, Inc..........................................................           7,462            92,902
 #*Kforce, Inc..................................................................          59,534           740,603
   Kimball International, Inc. Class B..........................................          37,752           229,910
 #*Kirby Corp...................................................................          69,002         4,607,264
  #Knight Transportation, Inc...................................................         114,178         2,010,675
   Knoll, Inc...................................................................          54,142           864,106
  *Korn/Ferry International.....................................................          68,109         1,119,031
 #*Kratos Defense & Security Solutions, Inc.....................................          50,540           343,167
   L.B. Foster Co. Class A......................................................          12,455           371,782
   L.S. Starrett Co. Class A....................................................           8,610           124,931
   L-3 Communications Holdings, Inc.............................................          99,720         7,054,193
  #Landstar System, Inc.........................................................          14,471           740,192
   Lawson Products, Inc.........................................................          12,431           208,716
  *Layne Christensen Co.........................................................          28,314           657,734
  #Lennox International, Inc....................................................          27,100           981,020
  #Lincoln Electric Holdings, Inc...............................................         101,848         4,374,372
  #Lindsay Corp.................................................................          18,113         1,107,248
  *LMI Aerospace, Inc...........................................................          16,598           328,474
   Lockheed Martin Corp.........................................................          31,576         2,599,336
   LSI Industries, Inc..........................................................          42,695           303,561
  *Lydall, Inc..................................................................          22,156           208,710
  *Magnetek, Inc................................................................           1,525            20,999
  *Manitex International, Inc...................................................           2,123            12,504
  #Manitowoc Co., Inc. (The)....................................................         169,092         2,272,596
   Manpower, Inc................................................................          48,110         1,929,692
   Marten Transport, Ltd........................................................          31,411           686,330
  #Masco Corp...................................................................         168,629         2,035,352
 #*MasTec, Inc..................................................................         121,672         1,982,037
 #*McEwen Mining, Inc...........................................................         111,448           646,398
   McGrath Rentcorp.............................................................          34,750         1,106,440

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Meritor, Inc.................................................................          70,486   $       442,652
  *Metalico, Inc................................................................          76,765           279,425
  #Met-Pro Corp.................................................................          29,174           306,035
  *MFRI, Inc....................................................................           6,501            47,977
  *Michael Baker Corp...........................................................          12,023           294,443
  *Microvision, Inc.............................................................          22,533             8,788
 #*Middleby Corp................................................................          21,469         2,064,244
   Miller Industries, Inc.......................................................          16,529           269,588
  #Mine Safety Appliances Co....................................................          51,830         1,769,476
  *Mistras Group, Inc...........................................................          35,297           794,888
 #*Mobile Mini, Inc.............................................................          64,346         1,338,397
 #*Moog, Inc. Class A...........................................................          59,543         2,537,723
  *Moog, Inc. Class B...........................................................           5,915           252,511
   MSC Industrial Direct Co., Inc. Class A......................................          11,500           874,230
  #Mueller Industries, Inc......................................................          54,655         2,416,298
  *Mueller Water Products, Inc. Class A.........................................         206,149           564,848
   Multi-Color Corp.............................................................          19,625           449,609
  *MYR Group, Inc...............................................................          28,467           568,771
   NACCO Industries, Inc. Class A...............................................           9,679           989,194
  #National Presto Industries, Inc..............................................           9,693           947,200
  *National Technical Systems, Inc..............................................          11,231            58,289
  *Navigant Consulting, Inc.....................................................          74,124           949,528
  *Navistar International Corp..................................................          32,363         1,400,994
  *NN, Inc......................................................................          22,205           173,421
  #Nordson Corp.................................................................          44,212         2,004,572
   Norfolk Southern Corp........................................................         166,058        11,989,388
   Northrop Grumman Corp........................................................         134,779         7,823,921
  *Northwest Pipe Co............................................................          13,284           303,008
 #*Ocean Power Technologies, Inc................................................           8,423            24,174
 #*Old Dominion Freight Line, Inc...............................................          73,991         3,153,496
  *Omega Flex, Inc..............................................................           8,600           137,686
  *On Assignment, Inc...........................................................          51,286           574,916
  *Orbital Sciences Corp........................................................          84,061         1,218,044
  *Orion Energy Systems, Inc....................................................          22,128            69,482
  *Orion Marine Group, Inc......................................................          21,334           154,458
  *Oshkosh Corp.................................................................         114,264         2,774,330
 #*Owens Corning, Inc...........................................................         177,364         5,986,035
  *P.A.M. Transportation Services, Inc..........................................           9,059            96,931
   PACCAR, Inc..................................................................          54,624         2,414,381
 #*Pacer International, Inc.....................................................          46,917           283,379
   Pall Corp....................................................................          20,800         1,241,344
   Parker Hannifin Corp.........................................................          67,952         5,482,367
  *Park-Ohio Holdings Corp......................................................          23,150           460,454
  *Patrick Industries, Inc......................................................           4,187            23,950
 #*Patriot Transportation Holding, Inc..........................................          10,465           215,056
  #Pentair, Inc.................................................................         144,621         5,324,945
  *PGT, Inc.....................................................................          20,450            27,403
  *Pike Electric Corp...........................................................          46,843           372,870
  *Pinnacle Airlines Corp.......................................................          26,510            37,379
  #Pitney Bowes, Inc............................................................          40,358           765,591
  *Plug Power, Inc..............................................................           4,097             7,948
 #*PMFG, Inc....................................................................          16,342           359,851
 #*Polypore International, Inc..................................................          48,768         1,857,085
  *Powell Industries, Inc.......................................................          16,519           571,723
  *PowerSecure International, Inc...............................................          39,354           249,111
  #Precision Castparts Corp.....................................................          18,338         3,001,564
   Preformed Line Products Co...................................................           7,757           501,257
  #Primoris Services Corp.......................................................          71,306         1,134,478
   Providence & Worcester Railroad Co...........................................           3,494            41,002
  #Quad/Graphics, Inc...........................................................           2,481            29,152
  *Quality Distribution, Inc....................................................          37,533           460,905

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Quanex Building Products Corp................................................          49,033   $       805,612
 #*Quanta Services, Inc.........................................................         176,229         3,806,546
  #R. R. Donnelley & Sons Co....................................................         285,484         3,243,098
  *RailAmerica, Inc.............................................................          72,097         1,077,129
  #Raven Industries, Inc........................................................          18,727         1,215,195
   Raytheon Co..................................................................         163,341         7,838,735
 #*RBC Bearings, Inc............................................................          30,333         1,373,478
  *RCM Technologies, Inc........................................................          13,580            73,875
  *Real Goods Solar, Inc. Class A...............................................             512               742
  #Regal-Beloit Corp............................................................          59,447         3,374,806
 #*Republic Airways Holdings, Inc...............................................          65,051           358,431
   Republic Services, Inc.......................................................         192,813         5,645,565
   Resources Connection, Inc....................................................          84,694         1,051,899
  *Roadrunner Transportation Systems, Inc.......................................          20,833           313,328
  #Robbins & Myers, Inc.........................................................          65,419         3,176,747
  #Robert Half International, Inc...............................................          27,853           771,250
   Rockwell Automation, Inc.....................................................          47,364         3,688,235
  #Rockwell Collins, Inc........................................................          26,150         1,513,824
  #Rollins, Inc.................................................................          42,385           906,615
  #Roper Industries, Inc........................................................          65,545         6,121,248
 #*RSC Holdings, Inc............................................................          54,247         1,149,494
  *Rush Enterprises, Inc. Class A...............................................          38,548           886,989
 #*Rush Enterprises, Inc. Class B...............................................           8,637           164,967
   Ryder System, Inc............................................................          77,455         4,359,167
  *Saia, Inc....................................................................          21,953           330,612
 #*Sauer-Danfoss, Inc...........................................................          44,710         2,253,384
   Schawk, Inc..................................................................          31,026           416,989
  *School Specialty, Inc........................................................          24,242            78,059
  *Seaboard Corp................................................................           1,240         2,407,485
   Servotronics, Inc............................................................           1,473            13,257
 #*Shaw Group, Inc..............................................................         108,639         2,948,462
   SIFCO Industries, Inc........................................................           7,118           156,382
  #Simpson Manufacturing Co., Inc...............................................          70,537         2,283,988
   SkyWest, Inc.................................................................         101,528         1,299,558
  *SL Industries, Inc...........................................................          11,694           209,907
   SmartPros, Ltd...............................................................           1,451             2,684
   Snap-on, Inc.................................................................          79,949         4,517,918
  #Southwest Airlines Co........................................................         756,644         7,248,650
  *Sparton Corp.................................................................          11,200            95,872
  *Spirit Aerosystems Holdings, Inc. Class A....................................         159,157         3,619,230
  #SPX Corp.....................................................................          70,363         4,899,376
 #*Standard Parking Corp........................................................          15,311           270,698
  #Standard Register Co.........................................................          34,067            68,475
   Standex International Corp...................................................          18,186           729,077
   Stanley Black & Decker, Inc..................................................         132,097         9,270,567
  #Steelcase, Inc. Class A......................................................         121,224         1,055,861
 #*Stericycle, Inc..............................................................          15,661         1,315,837
  *Sterling Construction Co., Inc...............................................          23,323           280,109
   Sun Hydraulics Corp..........................................................          29,802           837,138
   Superior Uniform Group, Inc..................................................          12,533           156,036
  *Supreme Industries, Inc. Class A.............................................          13,890            40,837
  *SYKES Enterprises, Inc.......................................................          65,883         1,154,929
  *Sypris Solutions, Inc........................................................          18,050            74,005
  #TAL International Group, Inc.................................................          51,780         1,724,792
  *Taser International, Inc.....................................................          77,999           371,275
  *Team, Inc....................................................................          27,816           811,949
  *Tecumseh Products Co. Class A................................................          11,302            56,736
  *Tecumseh Products Co. Class B................................................           3,810            18,536
 #*Teledyne Technologies, Inc...................................................          48,937         2,777,664
   Tennant Co...................................................................          23,007           885,309
 #*Terex Corp...................................................................         141,736         2,806,373

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*Tetra Tech, Inc..............................................................          90,108   $     2,084,198
   Textainer Group Holdings, Ltd................................................          63,735         2,013,389
  #Textron, Inc.................................................................         164,487         4,191,129
  *Thomas & Betts Corp..........................................................          75,300         5,375,667
   Timken Co....................................................................         122,787         5,995,689
  #Titan International, Inc.....................................................          60,310         1,455,883
 #*Titan Machinery, Inc.........................................................          29,422           727,900
  #Toro Co......................................................................          18,575         1,177,469
   Towers Watson & Co...........................................................          37,357         2,233,949
 #*TransDigm Group, Inc.........................................................          37,373         3,906,600
  *TRC Cos., Inc................................................................          22,192           137,812
   Tredegar Corp................................................................          33,747           832,201
  *Trex Co., Inc................................................................          20,284           503,449
  *TriMas Corp..................................................................          45,179           979,029
  #Trinity Industries, Inc......................................................         115,676         3,639,167
  #Triumph Group, Inc...........................................................          72,216         4,518,555
  *TrueBlue, Inc................................................................          61,079         1,008,414
  *Tufco Technologies, Inc......................................................           2,398             7,794
  *Tutor Perini Corp............................................................          59,481           903,516
  #Twin Disc, Inc...............................................................          22,040           681,697
   Tyco International, Ltd......................................................         213,680        10,886,996
   U.S. Home Systems, Inc.......................................................           9,486            86,228
  *Ultralife Corp...............................................................          19,679            82,061
  #UniFirst Corp................................................................          21,245         1,282,773
   Union Pacific Corp...........................................................         224,952        25,714,263
 #*United Continental Holdings, Inc.............................................         212,326         4,904,731
  #United Parcel Service, Inc...................................................          63,147         4,777,071
 #*United Rentals, Inc..........................................................          51,139         1,955,555
  #United Stationers, Inc.......................................................          62,737         2,028,287
   United Technologies Corp.....................................................         107,979         8,460,155
  #Universal Forest Products, Inc...............................................          28,794           914,785
  *Universal Power Group, Inc...................................................           1,134             1,916
  *Universal Security Instruments, Inc..........................................           1,873            10,882
   Universal Truckload Services, Inc............................................          20,889           371,406
  *UQM Technologies, Inc........................................................          24,968            41,697
  *URS Corp.....................................................................         115,825         4,766,199
 #*US Airways Group, Inc........................................................         128,059         1,080,818
   US Ecology, Inc..............................................................          25,845           483,818
  *USA Truck, Inc...............................................................          14,166           133,585
 #*USG Corp.....................................................................         115,330         1,480,837
   UTi Worldwide, Inc...........................................................         129,258         1,924,652
  #Valmont Industries, Inc......................................................          31,424         3,296,692
  *Verisk Analytics, Inc. Class A...............................................          26,548         1,063,778
  *Versar, Inc..................................................................          15,761            47,756
   Viad Corp....................................................................          28,058           567,613
   Vicor Corp...................................................................          32,731           292,288
   Virco Manufacturing Corp.....................................................          11,119            19,792
  *Volt Information Sciences, Inc...............................................          23,850           169,096
   VSE Corp.....................................................................           6,890           180,587
  #W.W. Grainger, Inc...........................................................          13,523         2,579,377
  #Wabtec Corp..................................................................          54,923         3,778,153
  #Waste Connections, Inc.......................................................         148,382         4,794,222
  #Waste Management, Inc........................................................         116,917         4,064,035
  #Watsco, Inc..................................................................          33,177         2,288,218
   Watsco, Inc. Class B.........................................................           5,058           352,796
  #Watts Water Technologies, Inc. Class A.......................................          43,380         1,672,299
 #*WCA Waste Corp...............................................................          21,307           138,069
  #Werner Enterprises, Inc......................................................         104,267         2,724,497
 #*WESCO International, Inc.....................................................          61,541         3,869,698
  *Willdan Group, Inc...........................................................           7,684            29,199
  *Willis Lease Finance Corp....................................................           8,926           121,215

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Woodward, Inc................................................................          78,314   $     3,287,622
  *XPO Logistics, Inc...........................................................          11,437           131,182
  #Xylem, Inc...................................................................         126,611         3,280,491
  *YRC Worldwide, Inc...........................................................              --                 5
                                                                                                   ---------------
Total Industrials...............................................................                       879,727,365
                                                                                                   ---------------
Information Technology -- (11.7%)
  *Accelrys, Inc................................................................          78,959           591,403
   Accenture P.L.C. Class A.....................................................          51,686         2,963,675
 #*ACI Worldwide, Inc...........................................................          38,316         1,164,040
 #*Acme Packet, Inc.............................................................          14,299           417,960
   Acorn Energy, Inc............................................................          18,956           122,645
   Activision Blizzard, Inc.....................................................         265,306         3,273,876
  *Actuate Corp.................................................................          69,660           401,242
 #*Acxiom Corp..................................................................         115,756         1,588,172
  *ADDvantage Technologies Group, Inc...........................................           7,817            17,276
  *Adept Technology, Inc........................................................          14,123            36,014
  *Adobe Systems, Inc...........................................................          81,557         2,524,189
  #ADTRAN, Inc..................................................................          56,267         1,948,526
  *Advanced Energy Industries, Inc..............................................          56,835           604,724
 #*Advanced Micro Devices, Inc..................................................         174,600         1,171,566
  *Advanced Photonix, Inc. Class A..............................................           1,915             1,342
 #*Advent Software, Inc.........................................................          53,105         1,394,006
  *Aehr Test Systems............................................................           4,618             3,464
  *Aetrium, Inc.................................................................           6,465             6,077
  *Agilysys, Inc................................................................          31,723           258,225
  *Akamai Technologies, Inc.....................................................          31,102         1,003,040
 #*Alliance Data Systems Corp...................................................          11,750         1,301,900
  *Alpha & Omega Semiconductor, Ltd.............................................          11,320           105,050
  #Altera Corp..................................................................          39,402         1,567,806
  *Amdocs, Ltd..................................................................         131,808         3,880,428
   American Software, Inc. Class A..............................................          41,689           373,950
 #*Amkor Technology, Inc........................................................         275,673         1,579,606
   Amphenol Corp................................................................          32,171         1,751,068
 #*Amtech Systems, Inc..........................................................          11,796           120,201
  *Anadigics, Inc...............................................................          85,496           235,114
   Analog Devices, Inc..........................................................         101,765         3,982,064
  *Analysts International Corp..................................................           6,583            44,106
  *Anaren, Inc..................................................................          20,797           362,284
 #*Ancestry.com, Inc............................................................          51,142         1,513,803
 #*Anixter International, Inc...................................................          47,278         3,097,182
 #*ANSYS, Inc...................................................................          43,080         2,605,909
 #*AOL, Inc.....................................................................         149,239         2,419,164
 #*Apple, Inc...................................................................         101,098        46,149,215
   Applied Materials, Inc.......................................................         401,587         4,931,488
 #*Applied Micro Circuits Corp..................................................          89,147           698,021
  *Ariba, Inc...................................................................          85,354         2,330,164
 #*Arris Group, Inc.............................................................         174,079         2,033,243
  *Arrow Electronics, Inc.......................................................         157,863         6,518,163
 #*Aruba Networks, Inc..........................................................          40,558           899,576
 #*AsiaInfo-Linkage, Inc........................................................          46,753           548,413
 #*Aspen Technology, Inc........................................................          13,921           250,717
   Astro-Med, Inc...............................................................           6,436            51,488
 #*Atmel Corp...................................................................         173,893         1,688,501
  *ATMI, Inc....................................................................          45,480         1,063,322
  *ATS Corp.....................................................................          10,881            34,384
  *AuthenTec, Inc...............................................................          53,369           185,724
  *Authentidate Holding Corp....................................................           2,476             1,758
  *Autobytel, Inc...............................................................          18,788            17,473
 #*Autodesk, Inc................................................................          41,500         1,494,000
   Automatic Data Processing, Inc...............................................          61,357         3,361,136

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Avago Technologies, Ltd......................................................           2,797   $        94,930
  *Aviat Networks, Inc..........................................................          71,895           159,607
 #*Avid Technology, Inc.........................................................          49,806           482,620
  *Avnet, Inc...................................................................         143,178         4,992,617
  #AVX Corp.....................................................................         222,886         2,933,180
  *Aware, Inc...................................................................          26,058            83,386
  *Axcelis Technologies, Inc....................................................          96,874           174,373
  *AXT, Inc.....................................................................          45,551           233,221
  #Bel Fuse, Inc. Class A.......................................................           4,354            92,610
  #Bel Fuse, Inc. Class B.......................................................          13,021           263,675
  *Benchmark Electronics, Inc...................................................          86,360         1,485,392
   Black Box Corp...............................................................          35,024         1,082,942
  #Blackbaud, Inc...............................................................          36,337         1,105,735
  *Blonder Tongue Laboratories, Inc.............................................             433               602
  *Blue Coat Systems, Inc.......................................................          49,199         1,267,366
  *BMC Software, Inc............................................................          34,522         1,251,077
  *Bottomline Technologies, Inc.................................................          38,721         1,058,632
  *Brightpoint, Inc.............................................................         114,836         1,345,878
  *Broadcom Corp................................................................          86,283         2,962,958
   Broadridge Financial Solutions, Inc..........................................          63,302         1,517,349
 #*BroadVision, Inc.............................................................           2,316            55,352
 #*Brocade Communications Systems, Inc..........................................         684,630         3,840,774
   Brooks Automation, Inc.......................................................          91,646           982,445
  *BSQUARE Corp.................................................................          12,187            48,382
  *BTU International, Inc.......................................................          10,388            32,722
  #CA, Inc......................................................................         264,848         6,827,781
 #*Cabot Microelectronics Corp..................................................          32,964         1,662,045
 #*CACI International, Inc. Class A.............................................          43,130         2,531,300
 #*Cadence Design Systems, Inc..................................................         106,862         1,128,463
  *CalAmp Corp..................................................................          16,000            72,960
 #*Calix, Inc...................................................................          50,461           381,990
 #*Callidus Software, Inc.......................................................          31,383           211,521
 #*Cardtronics, Inc.............................................................          34,762           888,169
  *Cascade Microtech, Inc.......................................................          18,571            63,699
  #Cass Information Systems, Inc................................................          14,364           567,378
 #*Cavium, Inc..................................................................             228             7,328
 #*CEVA, Inc....................................................................          27,565           744,531
  *Checkpoint Systems, Inc......................................................          56,396           593,286
  *China Information Technology, Inc............................................          41,432            30,245
  *Chyron International Corp....................................................           5,035             7,401
  *CIBER, Inc...................................................................          91,323           397,255
  *Cinedigm Digital Cinema Corp. Class A........................................          10,917            17,031
 #*Cirrus Logic, Inc............................................................          94,229         1,925,098
   Cisco Sytems, Inc............................................................         644,418        12,649,925
  *Citrix Systems, Inc..........................................................          32,097         2,093,045
  *Clearfield, Inc..............................................................          13,385            74,554
  #Cognex Corp..................................................................          58,705         2,439,193
  *Cognizant Technology Solutions Corp..........................................          31,155         2,235,371
 #*Cogo Group, Inc..............................................................          16,904            36,513
 #*Coherent, Inc................................................................          35,331         1,974,296
  #Cohu, Inc....................................................................          33,280           436,966
  #Communications Systems, Inc..................................................          17,110           254,768
 #*CommVault Systems, Inc.......................................................          17,032           800,504
  #Computer Sciences Corp.......................................................         134,068         3,462,976
  *Computer Task Group, Inc.....................................................          24,232           349,668
  *Compuware Corp...............................................................         303,233         2,377,347
 #*comScore, Inc................................................................          19,389           429,466
   Comtech Telecommunications Corp..............................................          36,524         1,127,131
 #*Comverge, Inc................................................................          18,473            25,123
 #*Concur Technologies, Inc.....................................................          28,597         1,497,053
  *Concurrent Computer Corp.....................................................           8,814            34,022

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Convergys Corp...............................................................         171,007   $     2,276,103
  *Convio, Inc..................................................................          23,797           379,086
  *CoreLogic, Inc...............................................................         143,047         2,031,267
   Corning, Inc.................................................................         708,402         9,117,134
  *Cray, Inc....................................................................          49,827           371,709
 #*Cree, Inc....................................................................         119,023         3,026,755
  #Crexendo, Inc................................................................          10,464            45,728
  *CSG Systems International, Inc...............................................          47,266           769,018
  *CSP, Inc.....................................................................           2,797            10,559
  *CSR P.L.C. ADR...............................................................           8,952           128,551
   CTC Media, Inc...............................................................           9,777            97,966
   CTS Corp.....................................................................          13,886           139,693
  *CyberOptics Corp.............................................................          10,031            87,470
 #*Cymer, Inc...................................................................          52,773         2,627,568
 #*Cypress Semiconductor Corp...................................................          85,789         1,475,142
   Daktronics, Inc..............................................................          59,779           653,982
  *Datalink Corp................................................................          24,602           226,584
  *Dataram Corp.................................................................           5,453             4,417
   DDi Corp.....................................................................          28,040           272,268
 #*DealerTrack Holdings, Inc....................................................          58,882         1,609,245
  *Dell, Inc....................................................................         211,492         3,644,007
 #*Deltek, Inc..................................................................          25,216           259,977
  *DemandTec, Inc...............................................................           1,731            22,815
  *Dice Holdings, Inc...........................................................          73,927           700,089
  #Diebold, Inc.................................................................          86,355         2,736,590
  *Digi International, Inc......................................................          35,862           404,882
  *Digimarc Corp................................................................           8,780           232,055
  *Digital River, Inc...........................................................          50,999           816,494
 #*Diodes, Inc..................................................................          59,039         1,522,025
  *Ditech Networks, Inc.........................................................          23,100            18,711
 #*Document Security Systems, Inc...............................................           3,628            13,206
 #*Dolby Laboratories, Inc......................................................          10,142           368,865
  *Dot Hill Systems Corp........................................................          71,950           108,644
  *DSP Group, Inc...............................................................          31,722           181,767
   DST Systems, Inc.............................................................          60,629         2,959,301
  *DTS, Inc.....................................................................          14,570           412,768
  *Dynamics Research Corp.......................................................          10,821           121,844
   Earthlink, Inc...............................................................         150,822         1,087,427
  *eBay, Inc....................................................................         251,850         7,958,460
  #Ebix, Inc....................................................................          51,975         1,287,940
 #*Echelon Corp.................................................................          19,608           101,373
 #*Echo Global Logistics, Inc...................................................          29,664           497,169
 #*EchoStar Corp. Class A.......................................................          52,299         1,371,803
  *Edgewater Technology, Inc....................................................          10,488            36,079
  *Elecsys Corp.................................................................             376             1,609
   Electro Rent Corp............................................................          34,319           586,512
  *Electro Scientific Industries, Inc...........................................          41,652           632,277
  *Electronic Arts, Inc.........................................................         144,139         2,676,661
  *Electronics for Imaging, Inc.................................................          79,322         1,361,166
 #*eMagin Corp..................................................................           8,761            39,687
  *EMC Corp.....................................................................         357,135         9,199,798
 #*EMCORE Corp..................................................................          94,547           111,565
  *Emulex Corp..................................................................         117,145         1,222,994
 #*Entegris, Inc................................................................         216,242         2,071,598
  *Entorian Technologies, Inc...................................................           1,977             3,549
 #*Entropic Communications, Inc.................................................          58,727           342,966
  *Envestnet, Inc...............................................................          11,490           132,250
   EPIQ Systems, Inc............................................................          52,023           634,160
  *ePlus, Inc...................................................................          11,225           320,137
 #*Equinix, Inc.................................................................          32,137         3,855,155
  *Euronet Worldwide, Inc.......................................................          71,856         1,319,276

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Exar Corp....................................................................          62,426   $       417,006
  *ExlService Holdings, Inc.....................................................          39,740           959,324
  *Extreme Networks.............................................................         131,270           425,315
  *F5 Networks, Inc.............................................................          22,500         2,694,150
  *Fabrinet.....................................................................          10,699           176,213
  #FactSet Research Systems, Inc................................................          15,644         1,381,678
   Fair Isaac Corp..............................................................          57,154         2,071,261
  *Fairchild Semiconductor International, Inc...................................         175,710         2,456,426
  *FalconStor Software, Inc.....................................................          50,770           126,417
  *FARO Technologies, Inc.......................................................          22,486         1,220,540
 #*FEI Co.......................................................................          55,293         2,436,210
   Fidelity National Information Services, Inc..................................         291,349         8,320,927
 #*Finisar Corp.................................................................         111,086         2,250,602
 #*First Solar, Inc.............................................................          24,684         1,043,640
  *Fiserv, Inc..................................................................          98,733         6,209,318
  #FLIR Systems, Inc............................................................          83,311         2,145,258
  *FormFactor, Inc..............................................................          69,305           356,921
  *Forrester Research, Inc......................................................          30,368         1,061,058
 #*Fortinet, Inc................................................................          21,648           493,791
  *Frequency Electronics, Inc...................................................          10,710            91,142
 #*FSI International, Inc.......................................................          40,588           172,499
 #*Gartner Group, Inc...........................................................          35,704         1,353,539
  *Genpact, Ltd.................................................................         159,775         2,337,508
  *GigOptix, Inc................................................................           6,777            11,453
  *Global Cash Access Holdings, Inc.............................................          92,754           491,596
   Global Payments, Inc.........................................................          27,987         1,399,910
  *Globalscape, Inc.............................................................          11,741            21,721
  *Globecomm Systems, Inc.......................................................          32,545           464,417
 #*Google, Inc..................................................................          24,471        14,195,872
  *GSE Systems, Inc.............................................................           9,913            17,348
  *GSI Group, Inc...............................................................          43,874           506,745
  *GSI Technology, Inc..........................................................          35,345           175,311
 #*GT Advanced Technologies, Inc................................................         125,682         1,083,379
  *GTSI Corp....................................................................           7,692            32,537
  *Guidance Software, Inc.......................................................          17,697           135,382
  *Hackett Group, Inc. (The)....................................................          54,083           209,572
  *Harmonic, Inc................................................................         141,503           830,623
  #Harris Corp..................................................................          87,438         3,584,958
 #*Hauppauge Digital, Inc.......................................................           6,000             5,940
  #Heartland Payment Systems, Inc...............................................          43,083         1,033,992
 .*Here Media, Inc..............................................................             300                --
 .*Here Media, Inc. Special Shares..............................................             300                --
   Hewlett-Packard Co...........................................................         730,193        20,430,800
 #*Hittite Microwave Corp.......................................................          31,714         1,744,904
 #*Hutchinson Technology, Inc...................................................          31,174            57,672
  *I.D. Systems, Inc............................................................          15,829            81,519
  #IAC/InterActiveCorp..........................................................         165,687         7,136,139
  *Identive Group, Inc..........................................................          25,290            57,661
  *IEC Electronics Corp.........................................................           9,658            49,449
  *iGATE Corp...................................................................          65,972         1,202,010
  *iGo, Inc.....................................................................          28,914            23,131
  *Ikanos Communications, Inc...................................................          23,895            21,028
  *Imation Corp.................................................................          51,717           306,682
 #*Immersion Corp...............................................................          28,044           157,888
 #*Infinera Corp................................................................         152,873         1,091,513
  *Informatica Corp.............................................................          29,401         1,243,662
  *InfoSpace, Inc...............................................................          58,156           715,900
 #*Ingram Micro, Inc. Class A...................................................         227,904         4,325,618
  *Innodata Isogen, Inc.........................................................          31,335           128,474
  *Insight Enterprises, Inc.....................................................          89,014         1,643,198
 #*Integrated Device Technology, Inc............................................         204,306         1,295,300

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Integrated Silicon Solution, Inc.............................................          38,599   $       377,112
  #Intel Corp...................................................................       1,282,072        33,872,342
  *Intellicheck Mobilisa, Inc...................................................           7,700             6,499
  *Interactive Intelligence Group, Inc..........................................          20,173           520,665
  #InterDigital, Inc............................................................          38,980         1,454,734
  *Intermec, Inc................................................................          75,757           639,389
  *Internap Network Services Corp...............................................          69,684           467,580
   International Business Machines Corp.........................................         104,155        20,060,253
 #*International Rectifier Corp.................................................          91,557         2,087,500
  *Interphase Corp..............................................................           5,486            28,253
   Intersil Corp. Class A.......................................................         180,982         2,037,857
  *inTEST Corp..................................................................           3,806            11,684
  *Intevac, Inc.................................................................          26,600           221,578
  *IntriCon Corp................................................................           8,894            62,258
  #Intuit, Inc..................................................................          34,988         1,974,723
 #*IPG Photonics Corp...........................................................          80,123         4,229,693
  *Iteris, Inc..................................................................          16,314            25,124
 #*Itron, Inc...................................................................          50,958         1,976,661
 #*Ixia.........................................................................          80,316           980,658
  *IXYS Corp....................................................................          43,467           596,367
  #j2 Global, Inc...............................................................          68,837         1,855,846
 #*Jabil Circuit, Inc...........................................................         177,157         4,014,378
  #Jack Henry & Associates, Inc.................................................          71,368         2,440,786
 #*JDA Software Group, Inc......................................................          60,941         1,795,931
  *JDS Uniphase Corp............................................................         153,148         1,943,448
  *Juniper Networks, Inc........................................................         112,558         2,355,839
  *Kemet Corp...................................................................          58,054           533,516
  *Kenexa Corp..................................................................          29,453           707,461
  *Key Tronic Corp..............................................................          11,664            72,200
   Keynote Systems, Inc.........................................................          24,709           483,555
 #*KIT Digital, Inc.............................................................          64,550           699,076
  #KLA-Tencor Corp..............................................................         115,499         5,905,464
  *Kopin Corp...................................................................          92,327           358,229
  *Kulicke & Soffa Industries, Inc..............................................         101,697         1,099,345
  *KVH Industries, Inc..........................................................          18,992           177,195
 #*Lam Research Corp............................................................          77,650         3,307,114
  *Lattice Semiconductor Corp...................................................         178,231         1,211,971
  *LeCroy Corp..................................................................          20,722           215,716
   Lender Processing Services, Inc..............................................          31,117           517,476
  #Lexmark International, Inc...................................................         102,425         3,574,632
  *LGL Group, Inc. (The)........................................................           2,633            21,196
 #*Limelight Networks, Inc......................................................         122,732           400,106
  #Linear Technology Corp.......................................................          47,472         1,581,767
  *Lionbridge Technologies, Inc.................................................          36,384           100,056
 #*Liquidity Services, Inc......................................................          35,702         1,232,076
  #Littlefuse, Inc..............................................................          32,692         1,657,811
 #*LogMeIn, Inc.................................................................           7,096           282,634
  *LoJack Corp..................................................................          45,019           146,312
  *LookSmart, Ltd...............................................................          14,172            19,416
  *LoopNet, Inc.................................................................          41,716           668,290
 #*Loral Space & Communications, Inc............................................          24,639         1,699,105
  *LSI Corp.....................................................................         516,676         3,911,237
  *LTX-Credence Corp............................................................          65,610           437,619
  *Magma Design Automation, Inc.................................................          28,311           202,707
  *Management Network Group, Inc................................................           3,573             7,253
  *Manhattan Associates, Inc....................................................          33,551         1,472,553
  #ManTech International Corp. Class A..........................................          32,827         1,153,869
  #Marchex, Inc. Class B........................................................          38,409           173,609
  *Market Leader, Inc...........................................................          25,740            68,468
  *Marvell Technology Group, Ltd................................................         338,650         5,259,235
  *Mastech Holdings, Inc........................................................           2,854            12,672

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   MasterCard, Inc. Class A.....................................................          10,047   $     3,572,412
 #*Mattersight Corp.............................................................           4,853            28,147
  *Mattson Technology, Inc......................................................          58,197           132,107
   Maxim Integrated Products, Inc...............................................          93,373         2,506,131
  #Maximus, Inc.................................................................          56,400         2,539,692
 #*MaxLinear, Inc. Class A......................................................           4,838            28,883
 #*Maxwell Technologies, Inc....................................................           4,478            91,620
  *Measurement Specialties, Inc.................................................          21,507           698,978
  *MEMC Electronic Materials, Inc...............................................         267,457         1,222,278
  *MEMSIC, Inc..................................................................          17,799            58,025
  *Mentor Graphics Corp.........................................................         154,612         2,144,468
  *Mercury Computer Systems, Inc................................................          42,624           570,735
   Mesa Laboratories, Inc.......................................................           4,408           195,936
   Methode Electronics, Inc.....................................................          52,226           518,604
   Micrel, Inc..................................................................          87,455         1,010,980
 #*Microchip Technology, Inc....................................................          42,631         1,573,510
  *Micron Technology, Inc.......................................................         868,705         6,593,471
 #*MICROS Systems, Inc..........................................................          33,544         1,667,472
 #*Microsemi Corp...............................................................         124,940         2,471,313
   Microsoft Corp...............................................................         784,275        23,159,641
 #*MicroStrategy, Inc...........................................................           5,319           612,323
 #*Mindspeed Technologies, Inc..................................................          44,306           284,001
  *MIPS Technologies, Inc.......................................................          48,713           285,945
  #MKS Instruments, Inc.........................................................          77,141         2,325,801
  *MModal, Inc..................................................................          42,163           441,025
   MOCON, Inc...................................................................           8,521           135,910
  *ModusLink Global Solutions, Inc..............................................          57,190           327,127
  #Molex, Inc...................................................................          48,206         1,274,567
  #Molex, Inc. Class A..........................................................          91,846         2,010,509
 #*MoneyGram International, Inc.................................................          18,939           351,508
  *Monolithic Power Systems, Inc................................................          49,707           814,698
  *Monotype Imaging Holdings, Inc...............................................          52,400           817,964
 #*Monster Worldwide, Inc.......................................................         164,641         1,185,415
  *MoSys, Inc...................................................................          49,600           207,328
  *Motorola Mobility Holdings, Inc..............................................         104,983         4,055,493
   Motorola Solutions, Inc......................................................          84,168         3,906,237
  *Move, Inc....................................................................           4,349            31,313
   MTS Systems Corp.............................................................          24,108         1,106,316
  *Multi-Fineline Electronix, Inc...............................................          32,491           807,726
  *Nanometrics, Inc.............................................................          33,758           683,600
  *NAPCO Security Technologies, Inc.............................................          12,122            35,154
  #National Instruments Corp....................................................          36,646           986,144
  *NCI, Inc. Class A............................................................          10,441            76,428
  *NCR Corp.....................................................................         134,305         2,515,533
  *NetApp, Inc..................................................................          41,900         1,581,306
 #*NETGEAR, Inc.................................................................          53,766         2,140,962
 #*NetList, Inc.................................................................          21,484            69,608
 #*NetLogic Microsystems, Inc...................................................          40,215         2,002,707
  *NetScout Systems, Inc........................................................          57,912         1,196,462
 #*NetSuite, Inc................................................................          15,289           640,303
  *Network Engines, Inc.........................................................          14,793            20,266
  *Network Equipment Technologies, Inc..........................................          32,609            41,740
  *NeuStar, Inc.................................................................          56,098         2,048,138
  *Newport Corp.................................................................          52,140           963,026
  *Newtek Business Services, Inc................................................          14,356            17,227
   NIC, Inc.....................................................................          37,300           466,623
  *Novatel Wireless, Inc........................................................          40,698           116,803
 #*Novellus Systems, Inc........................................................         119,768         5,647,061
 #*Nuance Communications, Inc...................................................         212,058         6,047,894
  *NumereX Corp. Class A........................................................          16,698           142,935
 #*NVIDIA Corp..................................................................         310,642         4,588,182

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Oclaro, Inc..................................................................          58,639   $       242,765
  *Official Payments Holdings, Inc..............................................          20,570            89,274
  *OmniVision Technologies, Inc.................................................          80,595         1,072,719
  *ON Semiconductor Corp........................................................         274,697         2,389,864
  *Online Resources Corp........................................................          36,374            97,846
 #*Onvia, Inc...................................................................           1,484             4,541
  *Openwave Systems, Inc........................................................          77,315           155,403
  *Oplink Communications, Inc...................................................          27,318           511,666
  #OPNET Technologies, Inc......................................................          27,328           968,778
  *Opnext, Inc..................................................................         107,457           118,203
   Optical Cable Corp...........................................................           8,150            28,851
   Oracle Corp..................................................................         517,147        14,583,545
  *ORBCOMM, Inc.................................................................          50,471           174,125
 #*OSI Systems, Inc.............................................................          28,053         1,507,288
  *Overland Storage, Inc........................................................           1,366             3,005
  *PAR Technology Corp..........................................................          17,200            80,152
 #*Parametric Technology Corp...................................................         136,146         3,426,795
   Park Electrochemical Corp....................................................          29,493           895,702
  *ParkerVision, Inc............................................................           3,828             3,024
   Paychex, Inc.................................................................          55,438         1,746,297
   PC Connection, Inc...........................................................          37,385           448,620
  *PC Mall, Inc.................................................................          12,993            81,336
   PC-Tel, Inc..................................................................          30,780           229,003
  *PDF Solutions, Inc...........................................................          35,200           224,928
  *Perceptron, Inc..............................................................          10,412            53,414
  *Perficient, Inc..............................................................          41,955           466,959
  *Performance Technologies, Inc................................................           5,773            10,391
  *Pericom Semiconductor Corp...................................................          34,672           277,376
  *Pervasive Software, Inc......................................................          16,603            95,633
 #*Photronics, Inc..............................................................          83,326           571,616
  *Pixelworks, Inc..............................................................          15,200            35,264
  *Planar Systems, Inc..........................................................          19,314            45,581
  #Plantronics, Inc.............................................................          66,221         2,466,070
 #*Plexus Corp..................................................................          51,666         1,872,892
  *PLX Technology, Inc..........................................................          46,515           146,057
  *PMC-Sierra, Inc..............................................................         329,054         2,138,851
  *Polycom, Inc.................................................................         130,217         2,597,829
  #Power Integrations, Inc......................................................          40,615         1,461,734
 #*Power-One, Inc...............................................................         125,475           544,562
  *Presstek, Inc................................................................          30,818            20,032
  *PRGX Global, Inc.............................................................          31,469           191,017
 #*Progress Software Corp.......................................................          90,751         2,117,221
  *PROS Holdings, Inc...........................................................          23,192           376,174
   Pulse Electronics Corp.......................................................          41,887           120,216
   QAD, Inc. Class A............................................................          13,878           179,443
   QAD, Inc. Class B............................................................           4,640            60,320
 #*QLIK Technologies, Inc.......................................................           6,938           195,652
  *QLogic Corp..................................................................         146,104         2,530,521
  #QUALCOMM, Inc................................................................         209,576        12,327,260
  *Qualstar Corp................................................................           8,094            15,500
  *Quantum Corp.................................................................         185,179           466,651
  *Quest Software, Inc..........................................................         123,231         2,507,751
 #*QuickLogic Corp..............................................................          21,279            61,071
 #*QuinStreet, Inc..............................................................          12,350           118,807
 #*Rackspace Hosting, Inc.......................................................          20,042           870,023
  *RadiSys Corp.................................................................          34,349           207,124
  *Rainmaker Systems, Inc.......................................................          16,080            13,346
  *Ramtron International Corp...................................................          30,073            61,650
   RealNetworks, Inc............................................................          48,039           490,478
 #*Red Hat, Inc.................................................................          56,958         2,641,142
  *Reis, Inc....................................................................          16,269           169,198

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Relm Wireless Corp...........................................................           4,040   $         5,252
 #*Remark Media, Inc............................................................           1,990            11,542
   RF Industries, Ltd...........................................................           8,985            34,143
 #*RF Micro Devices, Inc........................................................         385,412         1,923,206
   Richardson Electronics, Ltd..................................................          20,031           242,575
   Rimage Corp..................................................................          13,779           171,411
 #*Riverbed Technology, Inc.....................................................          55,540         1,329,628
  *Rofin-Sinar Technologies, Inc................................................          38,920         1,104,160
  *Rogers Corp..................................................................          23,115           888,309
 #*Rosetta Stone, Inc...........................................................          27,737           216,349
 #*Rovi Corp....................................................................          49,536         1,589,610
  *Rubicon Technology, Inc......................................................          30,491           330,218
  *Rudolph Technologies, Inc....................................................          40,052           409,732
  *S1 Corp......................................................................         106,307         1,037,556
  *Saba Software, Inc...........................................................          28,390           282,197
 #*SAIC, Inc....................................................................         242,949         3,124,324
 #*Salesforce.com, Inc..........................................................          19,400         2,265,920
  *Sandisk Corp.................................................................         124,559         5,714,767
  *Sanmina-SCI Corp.............................................................         113,553         1,246,812
  #Sapient Corp.................................................................         142,013         1,831,968
 #*ScanSource, Inc..............................................................          38,978         1,464,403
  *Scientific Learning Corp.....................................................          11,264            30,075
  *SeaChange International, Inc.................................................          43,646           313,378
   Seagate Technology...........................................................         292,776         6,189,285
  *Selectica, Inc...............................................................             538             1,996
 #*Semtech Corp.................................................................          94,896         2,704,536
  *Sevcon, Inc..................................................................           1,585             9,510
  *ShoreTel, Inc................................................................          66,464           435,339
  *Sigma Designs, Inc...........................................................          40,935           246,838
 #*Silicon Graphics International Corp..........................................          34,226           466,843
  *Silicon Image, Inc...........................................................         114,681           557,350
 #*Silicon Laboratories, Inc....................................................          62,131         2,723,823
  *Simulations Plus, Inc........................................................           4,400            13,860
  *Skyworks Solutions, Inc......................................................         131,883         2,846,035
  *Smith Micro Software, Inc....................................................          34,993            63,687
 #*SolarWinds, Inc..............................................................          28,047           886,566
   Solera Holdings, Inc.........................................................          13,296           635,150
 #*Sonic Foundry, Inc...........................................................             619             4,599
  *Sonus Networks, Inc..........................................................         411,684         1,062,145
  *Soundbite Communications, Inc................................................           2,720             7,589
 #*Sourcefire, Inc..............................................................          28,664           889,157
  *Spansion, Inc. Class A.......................................................          82,701           829,491
  *Spark Networks, Inc..........................................................          20,866            76,161
  *Spire Corp...................................................................           8,159             8,485
  *SRS Labs, Inc................................................................          18,223           126,103
 #*SS&C Technologies Holdings, Inc..............................................          74,627         1,400,749
  *Stamps.com, Inc..............................................................          17,631           546,737
  *Standard Microsystems Corp...................................................          32,612           840,085
  *StarTek, Inc.................................................................          15,481            48,301
 #*STEC, Inc....................................................................          64,915           614,096
  *Steel Excel, Inc.............................................................          15,552           408,240
 #*Stratasys, Inc...............................................................          24,711           908,129
 #*Stream Global Services, Inc..................................................           4,272            14,226
 #*SuccessFactors, Inc..........................................................          38,233         1,521,673
 #*SunPower Corp................................................................          22,887           156,776
 #*Super Micro Computer, Inc....................................................          57,930           977,858
  *Supertex, Inc................................................................          16,896           312,238
  *Support.com, Inc.............................................................          65,180           168,164
  *Sycamore Networks, Inc.......................................................          42,435           824,088
 #*Symantec Corp................................................................         123,932         2,130,391
  *Symmetricom, Inc.............................................................          59,378           370,519

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Synaptics, Inc...............................................................          40,430   $     1,548,873
 #*Synchronoss Technologies, Inc................................................          17,259           576,796
 #*SYNNEX Corp..................................................................          53,502         1,935,702
  *Synopsys, Inc................................................................          98,578         2,876,506
  #Syntel, Inc..................................................................          20,935           982,270
 #*Take-Two Interactive Software, Inc...........................................         125,232         1,953,619
 #*Taleo Corp...................................................................           5,471           197,011
  *TE Connectivity, Ltd.........................................................         141,387         4,821,297
 #*Tech Data Corp...............................................................          64,197         3,333,108
  *TechTarget, Inc..............................................................          49,891           346,742
  *TeleCommunication Systems, Inc. Class A......................................          68,027           159,183
 #*TeleNav, Inc.................................................................          51,757           384,555
  *TeleTech Holdings, Inc.......................................................          80,346         1,362,668
   Tellabs, Inc.................................................................         553,536         2,103,437
   Telular Corp.................................................................          19,532           163,288
 #*Teradata Corp................................................................          30,060         1,610,014
 #*Teradyne, Inc................................................................         235,386         3,848,561
   Tessco Technologies, Inc.....................................................          14,125           251,708
  *Tessera Technologies, Inc....................................................          73,688         1,459,022
  #Texas Instruments, Inc.......................................................         148,207         4,798,943
   TheStreet, Inc...............................................................          32,682            62,423
 #*THQ, Inc.....................................................................          69,822            46,774
  *TIBCO Software, Inc..........................................................         118,156         3,080,327
 #*TiVo, Inc....................................................................         122,927         1,275,982
  *TNS, Inc.....................................................................          27,099           499,706
   Total System Services, Inc...................................................         215,544         4,621,263
  *Transact Technologies, Inc...................................................          10,428            80,400
  *TranSwitch Corp..............................................................           1,860             5,338
 #*Travelzoo, Inc...............................................................           1,207            31,153
  *Trident Microsystems, Inc....................................................          22,800             3,420
 #*Trimble Navigation, Ltd......................................................          22,795         1,067,490
  *Trio-Tech International......................................................           3,963             9,353
  *TriQuint Semiconductor, Inc..................................................         198,996         1,191,986
  *TSR, Inc.....................................................................             751             3,124
  *TTM Technologies, Inc........................................................         102,029         1,251,896
 #*Tyler Technologies, Inc......................................................          31,179         1,095,318
 #*Ultimate Software Group, Inc.................................................           5,635           375,798
  *Ultra Clean Holdings, Inc....................................................          30,075           221,051
  *Ultratech, Inc...............................................................          36,122         1,056,568
  *Unisys Corp..................................................................          39,511           828,546
   United Online, Inc...........................................................         125,704           713,999
  *USA Technologies, Inc........................................................          16,331            18,291
  *UTStarcom Holdings Corp......................................................         118,679           153,096
 #*ValueClick, Inc..............................................................         114,085         1,989,642
 #*Veeco Instruments, Inc.......................................................          55,960         1,365,984
 #*VeriFone Systems, Inc........................................................          34,850         1,488,095
 #*Verint Systems, Inc..........................................................           5,995           169,718
 #*VeriSign, Inc................................................................          39,976         1,481,511
  *Vertro, Inc..................................................................           2,380             3,332
 #*Viasat, Inc..................................................................          58,418         2,777,192
 #*Viasystems Group, Inc........................................................          17,813           302,643
  *Vicon Industries, Inc........................................................           3,400            11,594
  *Video Display Corp...........................................................          10,670            65,194
 #*VirnetX Holding Corp.........................................................          10,287           238,864
  *Virtusa Corp.................................................................          54,146           865,795
  #Visa, Inc....................................................................         232,750        23,423,960
  *Vishay Intertechnology, Inc..................................................         228,400         2,804,752
  *Vishay Precision Group, Inc..................................................          24,604           387,759
 #*VistaPrint N.V...............................................................          31,892         1,141,096
 #*VMware, Inc. Class A.........................................................           8,843           807,101
  *Vocus, Inc...................................................................           6,993           160,629

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Volterra Semiconductor Corp..................................................          32,522   $       981,189
 #*Wave Systems Corp. Class A...................................................          10,400            23,816
   Wayside Technology Group, Inc................................................           5,010            59,870
 #*Web.com Group, Inc...........................................................          38,517           493,018
 #*WebMD Health Corp............................................................           1,891            53,024
  *WebMediaBrands, Inc..........................................................           6,600             5,287
  *Websense, Inc................................................................          17,109           323,360
  *Westell Technologies, Inc. Class A...........................................          69,684           153,305
  *Western Digital Corp.........................................................         163,819         5,954,821
   Western Union Co. (The)......................................................          89,952         1,718,083
  *Winland Electronics, Inc.....................................................             400               267
  *Wireless Ronin Technologies, Inc.............................................           2,221             2,132
  *Wireless Telecom Group, Inc..................................................           9,995            12,494
  *WPCS International, Inc......................................................           6,800            11,492
 #*Wright Express Corp..........................................................          43,750         2,394,000
   Xerox Corp...................................................................       1,233,274         9,557,874
  #Xilinx, Inc..................................................................          41,800         1,498,530
  *XO Group, Inc................................................................          42,210           347,810
  *X-Rite, Inc..................................................................         103,392           469,400
  *Xyratex, Ltd.................................................................          40,359           640,901
  *Yahoo!, Inc..................................................................         564,582         8,734,084
  *Zebra Technologies Corp. Class A.............................................          61,806         2,339,975
 #*Zix Corp.....................................................................          52,675           159,078
  *Zygo Corp....................................................................          25,401           449,344
                                                                                                   ---------------
Total Information Technology....................................................                       860,110,392
                                                                                                   ---------------
Materials -- (4.6%)
   A. Schulman, Inc.............................................................          42,555         1,042,598
 #*A.M. Castle & Co.............................................................          29,865           309,700
  *AEP Industries, Inc..........................................................           8,159           269,573
   Air Products & Chemicals, Inc................................................          35,450         3,120,664
  #Airgas, Inc..................................................................          56,913         4,492,143
 #*AK Steel Holding Corp........................................................         145,361         1,372,208
   Albemarle Corp...............................................................          39,910         2,566,612
   Alcoa, Inc...................................................................         478,268         4,859,203
  #Allegheny Technologies, Inc..................................................          70,605         3,204,761
 #*Allied Nevada Gold Corp......................................................           8,927           320,747
  #AMCOL International Corp.....................................................          44,326         1,265,951
  *American Pacific Corp........................................................           8,129            64,463
  #American Vanguard Corp.......................................................          40,177           603,860
  #AptarGroup, Inc..............................................................          80,521         4,220,911
  *Arabian American Development Co..............................................          10,121            80,867
  #Ashland, Inc.................................................................          85,486         5,390,747
  #Balchem Corp.................................................................          23,389           885,040
   Ball Corp....................................................................          55,054         2,161,420
  #Bemis Co., Inc...............................................................         149,886         4,691,432
   Boise, Inc...................................................................         169,459         1,294,667
  #Buckeye Technologies, Inc....................................................          56,792         1,904,236
  #Cabot Corp...................................................................          91,084         3,297,241
  *Calgon Carbon Corp...........................................................          81,147         1,325,942
  #Carpenter Technology Corp....................................................          56,913         2,986,794
  #Celanese Corp. Class A.......................................................          27,600         1,344,396
  *Century Aluminum Co..........................................................         124,240         1,246,127
  #CF Industries Holdings, Inc..................................................          37,448         6,642,526
 #*Chemtura Corp................................................................          67,186           943,963
  *Clearwater Paper Corp........................................................          32,070         1,171,196
   Cliffs Natural Resources, Inc................................................          46,772         3,379,277
 #*Coeur d'Alene Mines Corp.....................................................         132,436         3,663,180
  #Commercial Metals Co.........................................................         149,493         2,143,730
   Compass Minerals International, Inc..........................................          13,558           990,683
  *Contango ORE, Inc............................................................           1,821            22,781

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
  *Continental Materials Corp...................................................           1,019   $        12,208
  *Core Molding Technologies, Inc...............................................          10,630            90,355
 #*Crown Holdings, Inc..........................................................          37,000         1,334,590
   Cytec Industries, Inc........................................................          71,531         3,566,536
   Deltic Timber Corp...........................................................          16,067         1,094,484
  #Domtar Corp..................................................................          57,812         4,993,801
   Dow Chemical Co. (The).......................................................         547,213        18,337,108
   E.I. du Pont de Nemours & Co.................................................         117,889         5,999,371
  #Eagle Materials, Inc.........................................................          60,710         1,785,481
   Eastman Chemical Co..........................................................          50,854         2,558,973
   Ecolab, Inc..................................................................          61,063         3,690,648
  *Ferro Corp...................................................................         115,227           778,935
  *Flotek Industries, Inc.......................................................           5,709            67,024
  #FMC Corp.....................................................................          22,500         2,085,300
  #Freeport-McMoRan Copper & Gold, Inc. Class B.................................         159,142         7,353,952
   Friedman Industries, Inc.....................................................          13,567           142,046
 #*General Moly, Inc............................................................         114,643           426,472
  *Georgia Gulf Corp............................................................          42,802         1,500,210
  #Globe Specialty Metals, Inc..................................................         104,798         1,433,637
 #*Golden Minerals, Co..........................................................          19,506           189,208
  *Graphic Packaging Holding Co.................................................         540,426         2,707,534
   Greif, Inc. Class A..........................................................          35,493         1,719,636
  #Greif, Inc. Class B..........................................................          28,377         1,404,662
  #H.B. Fuller Co...............................................................          71,017         2,032,507
  #Hawkins, Inc.................................................................          14,666           580,774
   Haynes International, Inc....................................................          16,785         1,019,857
  *Headwaters, Inc..............................................................          76,455           202,606
  #Hecla Mining Co..............................................................         396,435         2,085,248
  *Horsehead Holding Corp.......................................................          55,928           608,497
   Huntsman Corp................................................................         286,723         3,649,984
  #Innophos Holdings, Inc.......................................................          33,897         1,692,138
  *Innospec, Inc................................................................          33,131         1,072,450
  #International Flavors & Fragrances, Inc......................................          17,200           959,932
  #International Paper Co.......................................................         256,800         7,996,752
 #*Intrepid Potash, Inc.........................................................          81,403         1,944,718
  #Kaiser Aluminum Corp.........................................................          28,217         1,393,355
  *KapStone Paper & Packaging Corp..............................................          66,404         1,159,414
   KMG Chemicals, Inc...........................................................          15,046           276,997
   Koppers Holdings, Inc........................................................          13,519           513,587
  *Kraton Performance Polymers, Inc.............................................          42,268         1,202,102
  #Kronos Worldwide, Inc........................................................          76,180         1,753,664
  *Landec Corp..................................................................          33,804           203,838
  #Limoneira Co.................................................................             531             9,547
  *Louisiana-Pacific Corp.......................................................         195,030         1,661,656
 #*LSB Industries, Inc..........................................................          28,777         1,008,634
  *LyondellBasell Industries NV Class A.........................................           7,716           332,560
  #Martin Marietta Materials, Inc...............................................          54,855         4,526,086
  *Material Sciences Corp.......................................................           8,954            70,916
  *Materion Corp................................................................          27,558           810,481
   MeadWestavco Corp............................................................         177,786         5,234,020
  *Mercer International, Inc....................................................          59,959           490,465
  *Metals USA Holdings Corp.....................................................          39,199           524,091
  #Minerals Technologies, Inc...................................................          25,586         1,623,432
 #*Mines Management, Inc........................................................          13,118            28,466
  *Mod-Pac Corp.................................................................           3,434            22,046
 #*Molycorp, Inc................................................................          13,274           411,229
  #Monsanto Co..................................................................          66,246         5,435,484
   Mosaic Co. (The).............................................................          29,657         1,659,902
  #Myers Industries, Inc........................................................          49,075           653,188
  *Nanophase Technologies Corp..................................................           3,149             1,795
   Neenah Paper, Inc............................................................          21,198           503,876

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
  #NewMarket Corp...............................................................          16,011   $     3,461,418
   Newmont Mining Corp..........................................................         203,051        12,483,575
  #NL Industries, Inc...........................................................          66,486           918,837
   Noranda Aluminum Holding Corp................................................           4,978            52,219
  *Northern Technologies International Corp.....................................           5,900            83,013
  #Nucor Corp...................................................................         184,831         8,223,131
   Olin Corp....................................................................         114,797         2,548,493
   Olympic Steel, Inc...........................................................          14,437           372,330
 #*OM Group, Inc................................................................          46,438         1,259,863
 #*Omnova Solutions, Inc........................................................          61,094           303,026
  *Owens-Illinois, Inc..........................................................         145,460         3,498,313
   P.H. Glatfelter Co...........................................................          63,321           935,884
   Packaging Corp. of America...................................................         118,080         3,322,771
  *Penford Corp.................................................................          22,102           124,876
  #PolyOne Corp.................................................................         129,491         1,867,260
   PPG Industries, Inc..........................................................          24,442         2,189,514
   Praxair, Inc.................................................................          34,453         3,658,909
   Quaker Chemical Corp.........................................................          17,847           790,622
  #Reliance Steel & Aluminum Co.................................................         106,152         5,647,286
  #Rock-Tenn Co. Class A........................................................          67,425         4,170,910
  *Rockwood Holdings, Inc.......................................................          91,346         4,612,973
   Royal Gold, Inc..............................................................          72,115         5,490,836
  #RPM International, Inc.......................................................         154,849         3,875,870
 #*RTI International Metals, Inc................................................          42,050         1,058,398
  #Schnitzer Steel Industries, Inc. Class A.....................................          33,292         1,452,530
  #Schweitzer-Maudoit International, Inc........................................          24,087         1,674,769
  #Scotts Miracle-Gro Co. Class A (The).........................................          33,010         1,563,354
   Sealed Air Corp..............................................................         253,541         5,053,072
  *Senomyx, Inc.................................................................          26,984            79,063
   Sensient Technologies Corp...................................................          71,253         2,823,044
   Sherwin-Williams Co..........................................................          19,100         1,862,823
  #Sigma-Aldrich Corp...........................................................          22,268         1,515,115
   Silgan Holdings, Inc.........................................................          38,508         1,600,392
  *Silver Bull Resources, Inc...................................................          11,100             5,106
 #*Solitario Exploration & Royalty Corp.........................................           2,615             4,106
  *Solutia, Inc.................................................................         131,681         3,621,228
  #Sonoco Products Co...........................................................         118,755         3,717,032
  #Southern Copper Corp.........................................................          44,172         1,532,327
  *Spartech Corp................................................................          38,500           206,745
   Steel Dynamics, Inc..........................................................         315,591         5,033,676
   Stepan Co....................................................................          14,469         1,243,466
 #*Stillwater Mining Co.........................................................         113,671         1,464,082
 #*STR Holdings, Inc............................................................           3,848            41,135
 #*SunCoke Energy, Inc..........................................................          75,786         1,017,812
   Synalloy Corp................................................................          11,860           127,614
   Temple-Inland, Inc...........................................................         141,678         4,518,111
  #Texas Industries, Inc........................................................          38,506         1,203,698
  #Titanium Metals Corp.........................................................         221,660         3,409,131
  *United States Lime & Minerals, Inc...........................................           8,286           516,052
  #United States Steel Corp.....................................................          90,482         2,731,652
 #*Universal Stainless & Alloy Products, Inc....................................           9,922           394,201
  #Valhi, Inc...................................................................          42,302         2,276,694
  #Valspar Corp.................................................................         131,883         5,702,621
  *Verso Paper Corp.............................................................          37,297            42,146
  #Vulcan Materials Co..........................................................         138,741         6,085,180
   Walter Energy, Inc...........................................................          11,800           815,734
   Wausau Paper Corp............................................................          70,410           608,342
   Westlake Chemical Corp.......................................................          89,408         5,225,898
  #Worthington Industries, Inc..................................................         104,194         1,918,212
  *WR Grace & Co................................................................          40,675         2,177,740
  #Zep, Inc.....................................................................          30,421           498,296

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
 #*Zoltek Cos., Inc.............................................................          47,810   $       415,469
                                                                                                   ---------------
Total Materials.................................................................                       337,036,099
                                                                                                   ---------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.......................................             800                --
  .Avigen, Inc. Escrow Shares...................................................          14,351                --
 .*Concord Camera Corp. Escrow Shares...........................................           2,339                --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...................................           4,235                --
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................          64,970                --
 .*Gerber Scientific, Inc. Escrow Shares........................................          30,731                --
 .*MAIR Holdings, Inc. Escrow Shares............................................             400                --
 .*Price Communications Liquidation Trust.......................................          11,700                --
 .*Softbrands, Inc. Escrow Shares...............................................          14,700                --
 .*Voyager Learning Co. Escrow Shares...........................................           7,226                --
                                                                                                   ---------------
Total Other.....................................................................                                --
                                                                                                   ---------------
Telecommunication Services -- (2.6%)
 #*AboveNet, Inc................................................................          35,775         2,377,249
  *American Tower Corp..........................................................          39,600         2,514,996
   AT&T, Inc....................................................................       2,847,024        83,730,976
   Atlantic Tele-Network, Inc...................................................          21,612           779,977
  *Cbeyond, Inc.................................................................          39,088           332,248
   CenturyLink, Inc.............................................................         299,243        11,080,968
 #*Cincinnati Bell, Inc.........................................................         179,724           620,048
  *Cogent Communications Group, Inc.............................................          29,841           454,777
   Consolidated Communications Holdings, Inc....................................          38,439           729,957
 #*Crown Castle International Corp..............................................          29,691         1,439,420
  *FiberTower Corp..............................................................          48,622            11,086
  #Frontier Communications Corp.................................................         942,058         4,032,008
  *General Communications, Inc. Class A.........................................          64,916           675,776
  #HickoryTech Corp.............................................................          17,785           204,350
   IDT Corp. Class B............................................................          29,376           258,509
 #*Iridium Communications, Inc..................................................         101,785           813,262
 #*Leap Wireless International, Inc.............................................          89,942           769,904
 #*Level 3 Communications, Inc..................................................          51,718           959,369
   Lumos Networks Corp..........................................................          22,063           331,607
  *MetroPCS Communications, Inc.................................................         296,305         2,619,336
 #*Neutral Tandem, Inc..........................................................          42,813           526,172
  *NII Holdings, Inc............................................................         116,994         2,352,749
   NTELOS Holdings Corp.........................................................          23,230           530,341
 #*Pendrell Corp................................................................          68,572           183,087
  *Premiere Global Services, Inc................................................          87,044           765,987
  *Primus Telecommunications Group, Inc.........................................           2,875            36,484
 #*SBA Communications Corp......................................................          23,603         1,079,129
   Shenandoah Telecommunications Co.............................................          31,154           307,490
  *Sprint Nextel Corp...........................................................       2,431,570         5,154,928
   SureWest Communications......................................................          19,577           283,475
 #*Telephone & Data Systems, Inc................................................         145,936         3,838,127
 #*tw telecom, Inc..............................................................         117,288         2,363,353
 #*United States Cellular Corp..................................................          41,952         1,924,338
   USA Mobility, Inc............................................................          31,304           442,952
   Verizon Communications, Inc..................................................       1,341,468        50,519,685
   Warwick Valley Telephone Co..................................................           8,092           110,537
  #Windstream Corp..............................................................         427,884         5,164,560
                                                                                                   ---------------
Total Telecommunication Services................................................                       190,319,217
                                                                                                   ---------------
Utilities -- (2.0%)
  *AES Corp.....................................................................         727,232         9,279,480
  #AGL Resources, Inc...........................................................          51,100         2,121,161
  #ALLETE, Inc..................................................................          34,579         1,433,300

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Alliant Energy Corp..........................................................          36,568   $     1,550,118
   Ameren Corp..................................................................          50,996         1,613,513
   American Electric Power Co., Inc.............................................          58,603         2,318,335
   American States Water Co.....................................................          17,093           618,254
  #American Water Works Co., Inc................................................          33,369         1,125,536
   Aqua America, Inc............................................................          76,550         1,688,693
  #Artesian Resources Corp. Class A.............................................           5,797           109,563
   Atmos Energy Corp............................................................          49,865         1,616,125
  #Avista Corp..................................................................          54,746         1,387,264
  #Black Hills Corp.............................................................          36,732         1,240,072
 #*Cadiz, Inc...................................................................           5,844            58,089
   California Water Service Group...............................................          54,764         1,010,396
  *Calpine Corp.................................................................         370,649         5,411,475
   CenterPoint Energy, Inc......................................................          86,557         1,598,708
   Central Vermont Public Service Corp..........................................          17,186           604,432
   CH Energy Group, Inc.........................................................          20,779         1,181,910
   Chesapeake Utilities Corp....................................................           9,676           416,262
   Cleco Corp...................................................................          39,747         1,580,341
   CMS Energy Corp..............................................................          72,197         1,576,061
   Connecticut Water Services, Inc..............................................          10,390           315,648
   Consolidated Edison, Inc.....................................................          35,814         2,111,593
  #Consolidated Water Co., Ltd..................................................          16,434           128,021
   Constellation Energy Group, Inc..............................................          27,541         1,003,319
   Delta Natural Gas Co., Inc...................................................           2,664            90,576
   Dominion Resources, Inc......................................................          70,733         3,539,479
   DTE Energy Co................................................................          35,764         1,903,002
  #Duke Energy Corp.............................................................         162,666         3,466,412
 #*Dynegy, Inc..................................................................         165,584           307,986
   Edison International, Inc....................................................          50,348         2,066,282
  #El Paso Electric Co..........................................................          38,160         1,327,968
   Empire District Electric Co..................................................          37,423           779,521
   Entergy Corp.................................................................          23,057         1,599,695
  #Exelon Corp..................................................................          82,373         3,276,798
   FirstEnergy Corp.............................................................          51,922         2,192,147
   Gas Natural, Inc.............................................................           5,038            56,174
   Genie Energy, Ltd. Class B...................................................          29,376           307,273
  *GenOn Energy, Inc............................................................       1,117,078         2,379,376
  #Great Plains Energy, Inc.....................................................          74,874         1,543,902
   Hawaiian Electric Industries, Inc............................................          51,288         1,330,924
  #IDACORP, Inc.................................................................          36,703         1,547,031
   Integrys Energy Group, Inc...................................................          26,309         1,365,700
   ITC Holdings Corp............................................................          28,486         2,099,703
   Laclede Group, Inc...........................................................          20,464           852,530
   MDU Resources Group, Inc.....................................................          46,015           983,801
  #MGE Energy, Inc..............................................................          20,667           927,122
   Middlesex Water Co...........................................................          17,520           330,953
   National Fuel Gas Co.........................................................          17,489           879,347
  #New Jersey Resources Corp....................................................          36,063         1,720,926
   NextEra Energy, Inc..........................................................          49,221         2,945,877
  #NiSource, Inc................................................................          60,500         1,375,165
   Northeast Utilities, Inc.....................................................          38,016         1,321,056
  #Northwest Natural Gas Co.....................................................          24,108         1,146,335
  #NorthWestern Corp............................................................          33,614         1,181,196
 #*NRG Energy, Inc..............................................................         228,377         3,855,004
   NSTAR........................................................................          36,869         1,656,524
   NV Energy, Inc...............................................................         131,022         2,122,556
  #OGE Energy Corp..............................................................          33,996         1,797,029
   ONEOK, Inc...................................................................          22,012         1,830,518
  #Ormat Technologies, Inc......................................................          61,239           995,134
   Otter Tail Corp..............................................................          33,593           742,069
  #Pepco Holdings, Inc..........................................................          48,412           951,780

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   PG&E Corp....................................................................          48,092   $     1,955,421
  #Piedmont Natural Gas Co......................................................          39,552         1,302,052
   Pinnacle West Capital Corp...................................................          23,500         1,110,610
   PNM Resources, Inc...........................................................          81,603         1,453,349
  #Portland General Electric Co.................................................          66,480         1,658,011
   PPL Corp.....................................................................          70,270         1,952,803
   Progress Energy, Inc.........................................................          32,979         1,791,749
   Public Service Enterprise Group, Inc.........................................         247,295         7,502,930
   Questar Corp.................................................................         214,038         4,126,653
   RGC Resources, Inc...........................................................           2,942            52,809
  #SCANA Corp...................................................................          25,601         1,147,693
   Sempra Energy................................................................          28,400         1,615,960
   SJW Corp.....................................................................          26,109           618,522
  #South Jersey Industries, Inc.................................................          28,498         1,563,970
  #Southern Co. (The)...........................................................         107,946         4,918,020
  #Southwest Gas Corp...........................................................          40,183         1,679,649
 #*Synthesis Energy Systems, Inc................................................          52,349            80,617
  #TECO Energy, Inc.............................................................          62,573         1,129,443
  #UGI Corp.....................................................................          63,147         1,699,286
  #UIL Holdings Corp............................................................          45,907         1,587,464
  #UniSource Energy Corp........................................................          34,340         1,279,508
   Unitil Corp..................................................................          12,852           355,101
   Vectren Corp.................................................................          45,169         1,291,382
  #Westar Energy, Inc...........................................................          64,464         1,833,356
   WGL Holdings, Inc............................................................          33,890         1,445,408
  #Wisconsin Energy Corp........................................................          45,359         1,542,206
   Xcel Energy, Inc.............................................................          82,054         2,182,636
  #York Water Co................................................................          11,928           212,318
                                                                                                   ---------------
Total Utilities.................................................................                       150,981,466
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     6,173,281,207
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp..........................................           2,487             4,974
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights...................................           7,309                --
 .*Contra Pharmacopeia Contingent Value Rights..................................          12,586                --
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................           4,801                --
 .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights.................          20,816                --
 .*PhotoMedex, Inc. Contingent Value Warrants...................................             888                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................         148,981            27,165
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17................................             813                --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17................................             813                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            27,165
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       5,049,913         5,049,913
                                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS................................................                         5,049,913
                                                                                                   ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                  --------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (16.2%)
(S)@DFA Short Term Investment Fund..............................................   1,190,963,924   $ 1,190,963,924
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
      $1,124,695 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
      at $1,129,648) to be repurchased at $1,102,648............................  $        1,103         1,102,642
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                     1,192,066,566
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,763,890,048)^^......................................................                   $ 7,370,429,825
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                      ----------------------------------------------------------
                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ----------------------------------------------------------
                                          LEVEL 1          LEVEL 2      LEVEL 3        TOTAL
                                      --------------   --------------   -------   --------------
Common Stocks
   Consumer Discretionary..........   $  857,713,320               --      --     $  857,713,320
   Consumer Staples................      401,963,703               --      --        401,963,703
   Energy..........................      725,930,143               --      --        725,930,143
   Financials......................    1,111,852,862               --      --      1,111,852,862
   Health Care.....................      657,646,640               --      --        657,646,640
   Industrials.....................      879,702,033   $       25,332      --        879,727,365
   Information Technology..........      860,110,392               --      --        860,110,392
   Materials.......................      337,036,099               --      --        337,036,099
   Other...........................               --               --      --                 --
   Telecommunication Services......      190,319,217               --      --        190,319,217
   Utilities.......................      150,981,466               --      --        150,981,466
Preferred Stocks
   Consumer Discretionary..........            4,974               --      --              4,974
Rights/Warrants....................               --           27,165      --             27,165
Temporary Cash Investments.........        5,049,913               --      --          5,049,913
Securities Lending Collateral......               --    1,192,066,566      --      1,192,066,566
                                      --------------   --------------   -------   --------------
TOTAL..............................   $6,178,310,762   $1,192,119,063      --     $7,370,429,825
                                      ==============   ==============   =======   ==============

               See accompanying Notes to Schedules of Investments.

                        U.S. VECTOR EQUITY PORTFOLIO
                          SCHEDULE OF INVESTMENTS
                              JANUARY 31, 2012
                                (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (85.4%)
Consumer Discretionary -- (12.8%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          26,510   $        76,348
   A.H. Belo Corp. Class A......................................................          19,733           117,214
   Aaron's, Inc.................................................................          61,802         1,644,551
   Abercrombie & Fitch Co.......................................................           9,837           451,912
   Acme United Corp.............................................................           1,921            19,210
   Advance Auto Parts, Inc......................................................           5,300           406,192
 #*Aeropostale, Inc.............................................................           8,400           137,508
  *AFC Enterprises, Inc.........................................................          10,308           173,690
  *Aldila, Inc..................................................................           3,550             9,230
   Ambassadors Group, Inc.......................................................          15,154            68,345
  *AMC Networks, Inc. Class A...................................................             127             5,431
   Amcon Distributing Co........................................................             438            29,131
  *American Apparel, Inc........................................................          42,938            32,161
  *American Axle & Manufacturing Holdings, Inc..................................          19,916           240,187
  *American Biltrite, Inc.......................................................           2,205             9,261
  #American Eagle Outfitters, Inc...............................................          95,199         1,341,354
  #American Greetings Corp. Class A.............................................          21,500           308,955
 #*American Public Education, Inc...............................................           4,170           167,634
  *America's Car-Mart, Inc......................................................          10,824           410,663
 #*Amerigon, Inc................................................................          14,292           219,382
   Ameristar Casinos, Inc.......................................................          24,326           475,817
  *ANN, Inc.....................................................................          26,387           640,149
  *Apollo Group, Inc. Class A...................................................           1,600            83,856
   Arbitron, Inc................................................................           6,700           239,257
  *Archipelago Learning, Inc....................................................          23,721           246,461
  *Arctic Cat, Inc..............................................................          11,890           354,798
   Ark Restaurants Corp.........................................................           3,403            49,343
  *Asbury Automotive Group, Inc.................................................          30,289           693,921
  *Ascena Retail Group, Inc.....................................................          37,493         1,326,127
  *Ascent Capital Group, Inc. Class A...........................................          13,946           660,901
  *ATC Venture Group, Inc.......................................................           1,800               414
 #*AutoNation, Inc..............................................................          40,511         1,448,673
  *Bakers Footwear Group, Inc...................................................           2,000             1,080
  *Ballantyne Strong, Inc.......................................................           9,603            40,717
  *Bally Technologies, Inc......................................................          17,044           719,598
 #*Barnes & Noble, Inc..........................................................          60,329           728,171
   Bassett Furniture Industries, Inc............................................          10,413            83,616
  *Beasley Broadcast Group, Inc. Class A........................................           6,377            22,001
 #*Beazer Homes USA, Inc........................................................          71,337           217,578
   bebe stores, Inc.............................................................          80,250           702,990
  *Bed Bath & Beyond, Inc.......................................................           5,500           333,850
   Belo Corp. Class A...........................................................          84,188           625,517
  *Benihana, Inc................................................................          16,156           176,585
   Best Buy Co., Inc............................................................          11,191           268,024
  #Big 5 Sporting Goods Corp....................................................          22,333           177,324
 #*Big Lots, Inc................................................................          16,633           656,837
  *Biglari Holdings, Inc........................................................           1,773           702,002
  *BJ's Restaurants, Inc........................................................          27,171         1,359,365
 #*Blue Nile, Inc...............................................................           2,173            87,681
  *Bluegreen Corp...............................................................          32,000            83,200
   Blyth, Inc...................................................................           8,170           514,301
   Bob Evans Farms, Inc.........................................................          29,401         1,038,737
  *Body Central Corp............................................................              28               753
  #Bon-Ton Stores, Inc. (The)...................................................          14,449            58,663
  #Books-A-Million, Inc.........................................................          13,630            33,121
 #*BorgWarner, Inc..............................................................          12,561           937,427
   Bowl America, Inc. Class A...................................................           2,839            36,907
 #*Boyd Gaming Corp.............................................................          77,500           679,675

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Bridgepoint Education, Inc...................................................           2,500   $        61,475
  #Brinker International, Inc...................................................          14,698           379,943
  *Brookfield Residential Properties, Inc.......................................           3,692            32,490
  #Brown Shoe Co., Inc..........................................................          42,656           403,099
   Brunswick Corp...............................................................          60,921         1,300,054
  #Buckle, Inc..................................................................           9,525           415,576
  *Buffalo Wild Wings, Inc......................................................           4,500           299,520
  *Build-A-Bear-Workshop, Inc...................................................          18,741           153,114
  *Cabela's, Inc................................................................          76,421         1,993,060
  *Cache, Inc...................................................................          11,805            76,851
   Callaway Golf Co.............................................................          76,853           514,915
  *Cambium Learning Group, Inc..................................................          42,684           137,442
  *Canterbury Park Holding Corp.................................................           4,963            60,102
  *Capella Education Co.........................................................           3,104           131,392
  *Career Education Corp........................................................          68,794           695,507
  *Caribou Coffee Co., Inc......................................................          14,190           240,662
  *CarMax, Inc..................................................................          26,062           793,067
  *Carmike Cinemas, Inc.........................................................           7,123            50,716
   Carnival Corp................................................................          60,994         1,842,019
   Carriage Services, Inc.......................................................          16,966            97,215
  *Carrols Restaurant Group, Inc................................................          12,324           139,384
  *Carter's, Inc................................................................          28,571         1,197,696
  *Casual Male Retail Group, Inc................................................          49,661           156,929
   Cato Corp. Class A...........................................................          23,720           635,933
  *Cavco Industries, Inc........................................................           6,778           308,535
   CBS Corp. Class A............................................................           5,310           155,317
   CBS Corp. Class B............................................................         125,832         3,583,695
   CEC Entertainment, Inc.......................................................          11,700           411,489
 #*Central European Media Enterprises, Ltd. Class A.............................          18,425           128,791
 #*Charles & Colvard, Ltd.......................................................          15,531            47,680
  *Charming Shoppes, Inc........................................................         122,360           606,906
 #*Cheesecake Factory, Inc......................................................          35,643         1,054,320
   Cherokee, Inc................................................................           3,009            32,407
   Chico's FAS, Inc.............................................................          16,994           194,411
 #*Children's Place Retail Stores, Inc. (The)...................................          22,289         1,111,998
 #*Chipotle Mexican Grill, Inc..................................................           3,000         1,101,870
   Choice Hotels International, Inc.............................................           6,775           246,203
   Christopher & Banks Corp.....................................................          33,498            69,341
  *Chromcraft Revington, Inc....................................................           2,820             3,581
   Churchill Downs, Inc.........................................................          15,397           861,462
   Cinemark Holdings, Inc.......................................................          66,724         1,315,797
  *Citi Trends, Inc.............................................................          11,183           100,871
  *Clear Channel Outdoor Holdings, Inc. Class A.................................          12,763           154,432
  *Coast Distribution System, Inc. (The)........................................           1,632             3,892
  *Cobra Electronics Corp.......................................................           5,606            26,236
 #*Coinstar, Inc................................................................          13,400           666,382
  *Coldwater Creek, Inc.........................................................          45,454            40,000
 #*Collective Brands, Inc.......................................................          62,259         1,037,235
   Collectors Universe, Inc.....................................................           4,583            70,578
  #Columbia Sportswear Co.......................................................          20,336           932,406
   Comcast Corp. Class A........................................................         298,194         7,928,978
   Comcast Corp. Special Class A................................................         100,809         2,569,621
 #*Conn's, Inc..................................................................          33,049           383,368
   Cooper Tire & Rubber Co......................................................          41,211           620,638
   Core-Mark Holding Co., Inc...................................................          11,825           480,213
 #*Corinthian Colleges, Inc.....................................................          30,971            93,223
  *Cost Plus, Inc...............................................................          19,626           265,932
   CPI Corp.....................................................................           2,300             3,657
  #Cracker Barrel Old Country Store, Inc........................................           4,897           256,946
  *Crocs, Inc...................................................................          61,700         1,173,534
 #*Crown Media Holdings, Inc. Class A...........................................          19,905            23,687

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   CSS Industries, Inc..........................................................           4,800   $       102,816
  *Culp, Inc....................................................................          11,988           109,211
  *Cumulus Media, Inc. Class A..................................................          10,095            35,534
  *Cybex International, Inc.....................................................           2,804             1,738
   D.R. Horton, Inc.............................................................         155,647         2,166,606
  *Dana Holding Corp............................................................          67,200           997,920
   Darden Restaurants, Inc......................................................           5,017           230,130
 #*Deckers Outdoor Corp.........................................................           6,000           485,100
  *dELiA*s, Inc.................................................................          18,616            19,919
  *Delta Apparel, Inc...........................................................          12,525           191,632
   Destination Maternity Corp...................................................           8,140           135,857
   DeVry, Inc...................................................................          11,322           427,519
  *DGSE Cos., Inc...............................................................           3,503            25,327
 #*Dial Global, Inc.............................................................           3,390            11,153
  #Dick's Sporting Goods, Inc...................................................           8,194           337,675
  *Digital Generation, Inc......................................................          23,564           327,540
  #Dillard's, Inc. Class A......................................................          62,205         2,752,571
  *DineEquity, Inc..............................................................          16,326           775,812
  *DIRECTV Class A..............................................................          33,010         1,485,780
  *Discovery Communications, Inc. (25470F104)...................................           8,891           381,246
  *Discovery Communications, Inc. (25470F203)...................................           1,000            46,400
  *Discovery Communications, Inc. (25470F302)...................................           6,083           236,325
  *Dixie Group, Inc. (The)......................................................           7,426            26,585
  *Dolan Co.....................................................................          30,528           287,879
  *Dollar Tree, Inc.............................................................           9,300           788,733
  *Domino's Pizza, Inc..........................................................          14,278           466,177
  *Dorman Products, Inc.........................................................          16,192           702,895
   Dover Downs Gaming & Entertainment, Inc......................................          15,417            37,772
  *Dreams, Inc..................................................................          15,457            34,933
 #*DreamWorks Animation SKG, Inc. Class A.......................................          47,475           842,681
  *Drew Industries, Inc.........................................................          22,712           589,831
   DSW, Inc. Class A............................................................          24,992         1,248,850
  *E.W. Scripps Co. Class A (The)...............................................          49,185           416,597
  *EDCI Holdings, Inc...........................................................           2,070            10,660
 #*Education Management Corp....................................................          38,700           988,011
   Educational Development Corp.................................................           3,287            16,188
   Einstein Noah Restaurant Group, Inc..........................................           9,673           144,031
  *Emerson Radio Corp...........................................................          22,180            39,037
  *Emmis Communications Corp. Class A...........................................           5,300             4,081
  *Empire Resorts, Inc..........................................................           2,566             5,132
  *Entercom Communications Corp. Class A........................................          28,085           216,816
   Entravision Communications Corp..............................................          40,982            73,358
   EnviroStar, Inc..............................................................           1,100             1,397
   Escalade, Inc................................................................          11,111            52,555
  #Ethan Allen Interiors, Inc...................................................          27,900           658,440
  *Ever-Glory International Group, Inc..........................................           2,000             3,380
  *Exide Technologies...........................................................          67,713           223,453
 #*Expedia, Inc.................................................................          14,450           467,746
   Family Dollar Stores, Inc....................................................          13,400           747,720
  *Famous Dave's of America, Inc................................................           6,406            66,366
  *Federal-Mogul Corp...........................................................          61,357         1,017,913
   Finish Line, Inc. Class A (The)..............................................          43,139           912,390
  *Fisher Communications, Inc...................................................           7,173           215,836
   Flanigan's Enterprises, Inc..................................................             300             2,126
   Flexsteel Industries, Inc....................................................           5,993            85,041
   Foot Locker, Inc.............................................................         105,891         2,778,580
 #*Ford Motor Co................................................................          86,858         1,078,776
 #*Fossil, Inc..................................................................          14,733         1,400,372
  *Frederick's of Hollywood Group, Inc..........................................           3,900             1,911
   Fred's, Inc. Class A.........................................................          40,604           598,909
   Frisch's Restaurants, Inc....................................................           5,689           119,469

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Fuel Systems Solutions, Inc..................................................          19,842   $       414,103
  *Full House Resorts, Inc......................................................          15,614            43,407
  *Furniture Brands International, Inc..........................................          50,700            85,683
  *Gaiam, Inc. Class A..........................................................          17,607            63,033
 #*GameStop Corp. Class A.......................................................         126,260         2,949,434
   Gaming Partners International Corp...........................................           9,358            60,499
   Gannett Co., Inc.............................................................         166,926         2,365,341
   Gap, Inc.....................................................................          23,608           448,080
  #Garmin, Ltd..................................................................          10,038           418,585
 #*Gaylord Entertainment Co.....................................................          47,617         1,335,657
  *Geeknet, Inc.................................................................           1,266            22,016
  *General Motors Co............................................................          22,809           547,872
  *Genesco, Inc.................................................................          20,728         1,265,859
  #Gentex Corp..................................................................          13,836           371,773
   Genuine Parts Co.............................................................          11,532           735,511
  *G-III Apparel Group, Ltd.....................................................          16,351           373,293
  *Golfsmith International Holdings, Inc........................................           4,966            18,225
  *Goodyear Tire & Rubber Co....................................................          21,200           275,600
  *Gordmans Stores, Inc.........................................................             464             6,742
  *Grand Canyon Education, Inc..................................................           3,144            52,756
  *Gray Television, Inc.........................................................          48,457            99,337
  *Gray Television, Inc. Class A................................................           2,300             3,933
  *Great Wolf Resorts, Inc......................................................          36,429           116,573
  #Group 1 Automotive, Inc......................................................          24,320         1,297,229
  #Guess?, Inc..................................................................           3,771           113,130
   H&R Block, Inc...............................................................          12,252           200,443
  *Hallwood Group, Inc. (The)...................................................             880            13,992
  *Hampshire Group, Ltd.........................................................           1,868             4,670
 #*Hanesbrands, Inc.............................................................           7,900           194,340
  #Harley-Davidson, Inc.........................................................          25,800         1,140,102
   Harman International Industries, Inc.........................................          12,590           531,298
  *Harris Interactive, Inc......................................................           4,286             2,829
   Harte-Hanks, Inc.............................................................          56,345           543,729
  #Hasbro, Inc..................................................................           9,200           321,172
  *Hastings Entertainment, Inc..................................................           1,695             2,746
   Haverty Furniture Cos., Inc..................................................          19,341           241,376
   Haverty Furniture Cos., Inc. Class A.........................................           1,796            21,866
  *Heelys, Inc..................................................................           7,950            14,469
  *Helen of Troy, Ltd...........................................................          30,359           976,649
 #*hhgregg, Inc.................................................................          26,231           267,032
 #*Hibbett Sporting Goods, Inc..................................................           6,651           318,782
   Hillenbrand, Inc.............................................................          32,488           761,844
  *Hollywood Media Corp.........................................................          11,210            13,900
   Home Depot, Inc. (The).......................................................          52,493         2,330,164
   Hooker Furniture Corp........................................................          10,264           123,681
   Hot Topic, Inc...............................................................          46,357           339,333
 #*Hovnanian Enterprises, Inc. Class A..........................................          41,900           101,398
   HSN, Inc.....................................................................          21,596           770,761
 #*Hyatt Hotels Corp. Class A...................................................           3,965           168,988
  *Iconix Brand Group, Inc......................................................          76,732         1,412,636
  *Image Entertainment, Inc.....................................................           3,900               411
  *Infosonics Corp..............................................................           4,100             2,993
   International Game Technology................................................           1,600            25,488
   International Speedway Corp. Class A.........................................          29,041           748,967
   Interpublic Group of Cos., Inc. (The)........................................          44,149           456,059
  *Interval Leisure Group, Inc..................................................          27,192           369,811
 #*iRobot Corp..................................................................          14,960           494,278
  *Isle of Capri Casinos, Inc...................................................          34,889           177,236
 #*ITT Educational Services, Inc................................................           2,258           148,734
  *J. Alexander's Corp..........................................................          10,300            67,980
  #J.C. Penney Co., Inc.........................................................          93,481         3,884,136

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Jack in the Box, Inc.........................................................          29,068   $       616,242
  *Jaclyn, Inc..................................................................             400             2,686
   JAKKS Pacific, Inc...........................................................           7,200           110,016
   Jarden Corp..................................................................          79,170         2,667,237
  #Johnson Controls, Inc........................................................          34,525         1,096,859
  *Johnson Outdoors, Inc. Class A...............................................          14,083           239,552
   Jones Group, Inc. (The)......................................................          92,800           847,264
 #*Jos. A. Bank Clothiers, Inc..................................................          19,837           947,217
  *Journal Communications, Inc. Class A.........................................          42,261           217,222
 #*K12, Inc.....................................................................           2,100            47,019
  #KB Home......................................................................          67,248           606,577
  *Kenneth Cole Productions, Inc. Class A.......................................          11,781           144,788
  *Kid Brands, Inc..............................................................          33,488           114,864
  *Kirkland's, Inc..............................................................          17,925           268,337
  *Knology, Inc.................................................................          13,538           204,018
   Kohl's Corp..................................................................          20,270           932,217
  *Kona Grill, Inc..............................................................           6,483            39,287
   Koss Corp....................................................................           4,339            23,908
  *Krispy Kreme Doughnuts, Inc..................................................          24,679           180,897
   KSW, Inc.....................................................................           4,720            15,576
 #*K-Swiss, Inc. Class A........................................................          32,483           109,793
   Lacrosse Footwear, Inc.......................................................           5,930            74,599
  *Lakeland Industries, Inc.....................................................           4,621            43,530
  *Lakes Entertainment, Inc.....................................................          15,310            31,232
 #*Lamar Advertising Co. Class A................................................          10,244           293,081
  *Las Vegas Sands Corp.........................................................          19,359           950,720
  *Lazare Kaplan International, Inc.............................................           4,000            10,700
  *La-Z-Boy, Inc................................................................          53,633           706,883
  *Leapfrog Enterprises, Inc....................................................          47,530           275,199
   Lear Corp....................................................................           6,496           272,182
  *Learning Tree International, Inc.............................................          10,875            66,120
 #*Lee Enterprises, Inc.........................................................          37,969            50,499
  #Leggett & Platt, Inc.........................................................          33,295           714,511
  #Lennar Corp. Class A.........................................................         134,243         2,884,882
   Lennar Corp. Class B Voting..................................................          19,789           340,569
  *Libbey, Inc..................................................................           7,473           112,543
 #*Liberty Global, Inc. Class A.................................................          12,394           568,637
  *Liberty Global, Inc. Class B.................................................             104             4,790
  *Liberty Global, Inc. Class C.................................................          12,326           544,316
  *Liberty Interactive Corp. Class A............................................         225,209         3,855,578
  *Liberty Interactive Corp. Class B............................................           4,371            74,941
  *Liberty Media Corp. - Liberty Capital Class A................................          54,178         4,464,809
  *Liberty Media Corp. - Liberty Capital Class B................................             936            78,245
 #*Life Time Fitness, Inc.......................................................          37,194         1,827,713
   Lifetime Brands, Inc.........................................................          12,344           146,276
   Limited Brands, Inc..........................................................          15,500           648,830
  *LIN TV Corp. Class A.........................................................           6,800            27,404
   Lincoln Educational Services Corp............................................          21,898           191,170
   Lithia Motors, Inc. Class A..................................................          23,275           516,938
  *Live Nation Entertainment, Inc...............................................         187,174         1,924,149
  *LKQ Corp.....................................................................          32,049         1,044,797
 #*LodgeNet Interactive Corp....................................................           5,000            18,000
   Lowe's Cos., Inc.............................................................         103,305         2,771,673
  *Luby's, Inc..................................................................          26,961           140,736
  *M/I Homes, Inc...............................................................          21,500           244,025
   Mac-Gray Corp................................................................          13,933           194,226
   Macy's, Inc..................................................................          76,588         2,580,250
  *Madison Square Garden Co. (The)..............................................          55,936         1,604,804
  *Maidenform Brands, Inc.......................................................          20,238           404,760
  *Mannatech, Inc...............................................................           2,569            11,048
   Marcus Corp..................................................................          21,011           254,443

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Marine Products Corp.........................................................          26,697   $       159,381
  *MarineMax, Inc...............................................................          22,958           188,715
  #Martha Stewart Living Omnimedia, Inc. Class A................................          32,622           143,537
   Mattel, Inc..................................................................          15,505           480,655
   Matthews International Corp. Class A.........................................          18,829           620,604
  *MAXXAM, Inc..................................................................               1               600
  *McClatchy Co. (The)..........................................................          57,927           136,128
   McDonald's Corp..............................................................          13,800         1,366,890
  #MDC Holdings, Inc............................................................          47,401           939,488
 #*Media General, Inc. Class A..................................................          18,300            73,566
   Men's Wearhouse, Inc. (The)..................................................          48,118         1,659,590
  #Meredith Corp................................................................          32,449         1,021,819
  *Meritage Homes Corp..........................................................          29,280           708,576
 #*MGM Resorts International....................................................         256,034         3,341,244
   MGP Ingredients, Inc.........................................................          16,841           100,372
 #*Midas, Inc...................................................................           5,159            43,852
  *Modine Manufacturing Co......................................................          45,500           497,770
  *Mohawk Industries, Inc.......................................................          62,201         3,804,213
  *Monarch Casino & Resort, Inc.................................................          15,744           167,674
   Monro Muffler Brake, Inc.....................................................          20,712           868,661
  *Monster Beverage Corp........................................................           1,200           125,412
  *Morgans Hotel Group Co.......................................................           7,613            42,937
  #Morningstar, Inc.............................................................           3,175           189,611
  *Morton's Restaurant Group, Inc...............................................          12,938            89,272
  *Motorcar Parts of America, Inc...............................................          11,260            72,289
   Movado Group, Inc............................................................          19,905           366,451
  *MTR Gaming Group, Inc........................................................          24,911            59,537
  *Multimedia Games Holding Co., Inc............................................          19,081           144,062
  *Nathan's Famous, Inc.........................................................           4,916           102,941
   National CineMedia, Inc......................................................          14,188           193,241
  *Nautilus, Inc................................................................          23,587            57,081
  *Navarre Corp.................................................................          25,294            36,676
 #*Netflix, Inc.................................................................           8,266           993,573
  *Nevada Gold & Casinos, Inc...................................................           1,000             1,480
  *New Frontier Media, Inc......................................................          14,206            15,485
  *New York & Co., Inc..........................................................          53,080           148,093
  *New York Times Co. Class A (The).............................................         128,964           960,782
   Newell Rubbermaid, Inc.......................................................          18,588           343,320
  #News Corp. Class A...........................................................         247,749         4,665,114
   News Corp. Class B...........................................................          57,814         1,125,639
  *Nexstar Broadcasting Group, Inc. Class A.....................................             477             4,040
   NIKE, Inc. Class B...........................................................           1,200           124,788
  *Nobility Homes, Inc..........................................................           2,463            14,039
   Nordstrom, Inc...............................................................           3,500           172,830
  #Nutrisystem, Inc.............................................................          15,825           188,318
 #*NVR, Inc.....................................................................           1,000           693,250
  *O'Charley's, Inc.............................................................          24,186           156,967
  *Office Depot, Inc............................................................         222,991           608,765
  *OfficeMax, Inc...............................................................          46,379           256,476
  #Omnicom Group, Inc...........................................................           6,344           289,350
  *Orbitz Worldwide, Inc........................................................          60,004           219,615
  *Orchard Supply Hardware Stores Corp. Class A.................................           1,828            32,959
  *O'Reilly Automotive, Inc.....................................................          18,013         1,468,240
  *Orient-Express Hotels, Ltd. Class A..........................................          95,950           811,737
   Outdoor Channel Holdings, Inc................................................          25,998           183,286
  *Overstock.com, Inc...........................................................           8,272            55,919
   Oxford Industries, Inc.......................................................          14,497           738,332
  *P & F Industries, Inc. Class A...............................................           2,014             7,814
  #P.F. Chang's China Bistro, Inc...............................................           8,939           291,054
  *Pacific Sunwear of California, Inc...........................................          65,104           117,187
  *Panera Bread Co. Class A.....................................................           5,200           770,900

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Papa John's International, Inc...............................................           6,187   $       239,684
 #*Peet's Coffee & Tea, Inc.....................................................           9,514           578,641
 #*Penn National Gaming, Inc....................................................          37,612         1,539,835
  #Penske Automotive Group, Inc.................................................          78,768         1,762,828
  #Pep Boys - Manny, Moe & Jack (The)...........................................          52,863           792,945
  *Perry Ellis International, Inc...............................................          16,992           264,056
  #PetMed Express, Inc..........................................................          18,702           233,214
   PetSmart, Inc................................................................          14,736           784,250
 #*Pier 1 Imports, Inc..........................................................          68,065         1,058,411
  *Pinnacle Entertainment, Inc..................................................          53,822           522,073
  *Point.360....................................................................           2,600             2,821
  #Polaris Industries, Inc......................................................          33,279         2,143,168
   Pool Corp....................................................................           6,469           220,140
  *Priceline.com, Inc...........................................................           1,900         1,006,012
  *Princeton Review, Inc........................................................           9,615             1,020
 #*PulteGroup, Inc..............................................................         226,172         1,684,981
   PVH Corp.....................................................................          17,250         1,331,528
  *Q.E.P. Co., Inc..............................................................           1,500            26,325
  *Quiksilver, Inc..............................................................         163,928           731,119
   R.G. Barry Corp..............................................................          18,234           223,184
 #*Radio One, Inc. Class D......................................................          39,577            40,369
  #RadioShack Corp..............................................................          89,952           645,855
   Ralph Lauren Corp............................................................           3,357           510,264
  *Reading International, Inc. Class A..........................................          11,759            50,093
  *Red Lion Hotels Corp.........................................................          19,035           139,336
  *Red Robin Gourmet Burgers, Inc...............................................          16,700           512,857
  #Regal Entertainment Group....................................................          16,249           202,300
   Regis Corp...................................................................          66,496         1,139,741
  #Rent-A-Center, Inc...........................................................          61,056         2,064,914
  *Rentrak Corp.................................................................           4,890            83,668
  *Rick's Cabaret International, Inc............................................           9,769           101,011
  *Rockford Corp................................................................           3,495            13,106
  *Rocky Brands, Inc............................................................           7,086            78,655
   Ross Stores, Inc.............................................................          11,816           600,489
   Royal Caribbean Cruises, Ltd.................................................         104,175         2,831,476
  *Ruby Tuesday, Inc............................................................          63,177           474,459
 #*Rue21, Inc...................................................................           2,457            59,484
  *Ruth's Hospitality Group, Inc................................................          34,543           213,821
  #Ryland Group, Inc. (The).....................................................          42,610           775,502
 #*Saks, Inc....................................................................         147,115         1,468,208
  *Salem Communications Corp. Class A...........................................          15,809            43,317
  *Sally Beauty Holdings, Inc...................................................          17,750           366,005
   Scholastic Corp..............................................................          26,776           790,160
  *Scientific Games Corp. Class A...............................................          82,841           926,991
  #Scripps Networks Interactive, Inc............................................           5,300           229,808
  *Sealy Corp...................................................................          30,900            44,805
 #*Sears Holdings Corp..........................................................          40,481         1,706,274
 #*Select Comfort Corp..........................................................          14,500           363,660
   Service Corp. International..................................................         215,871         2,396,168
  *Shiloh Industries, Inc.......................................................          16,466           135,351
  *Shoe Carnival, Inc...........................................................          13,626           344,602
  *Shuffle Master, Inc..........................................................          49,179           629,491
 #*Shutterfly, Inc..............................................................          17,563           416,594
   Signet Jewelers, Ltd. ADR....................................................          14,527           662,141
   Sinclair Broadcast Group, Inc. Class A.......................................          32,657           401,028
   Six Flags Entertainment Corp.................................................          11,549           506,193
 #*Skechers U.S.A., Inc. Class A................................................          40,109           487,725
   Skyline Corp.................................................................           8,700            54,027
  *Smith & Wesson Holding Corp..................................................          57,911           297,663
  *Sonesta International Hotels Corp. Class A...................................           1,000            30,310
  #Sonic Automotive, Inc. Class A...............................................          43,000           670,370

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Sonic Corp...................................................................          23,443   $       160,585
   Sotheby's....................................................................          14,866           498,457
   Spartan Motors, Inc..........................................................          34,492           209,366
  #Speedway Motorsports, Inc....................................................          47,584           762,772
  *Sport Chalet, Inc. Class A...................................................           5,873             9,808
   Stage Stores, Inc............................................................          35,337           543,483
   Standard Motor Products, Inc.................................................          23,902           494,532
 #*Standard Pacific Corp........................................................         118,490           431,304
  *Stanley Furniture Co., Inc...................................................          11,692            41,039
   Staples, Inc.................................................................          21,793           318,832
   Starwood Hotels & Resorts Worldwide, Inc.....................................           9,466           513,436
  *Stein Mart, Inc..............................................................          44,849           325,155
  *Steiner Leisure, Ltd.........................................................           9,157           452,173
  *Steinway Musical Instruments, Inc............................................          12,798           319,310
  *Steven Madden, Ltd...........................................................          24,532         1,009,246
   Stewart Enterprises, Inc. Class A............................................          77,343           475,659
  *Stoneridge, Inc..............................................................          19,178           179,698
   Strattec Security Corp.......................................................           4,591            96,641
  #Strayer Education, Inc.......................................................           2,934           319,219
   Sturm Ruger & Co., Inc.......................................................          16,895           669,887
   Superior Industries International, Inc.......................................          28,117           510,886
  *Syms Corp....................................................................           9,588            96,839
  *Systemax, Inc................................................................          34,554           608,496
 #*Talbots, Inc.................................................................             444             1,439
  *Tandy Brands Accessories, Inc................................................           1,096             1,140
  *Tandy Leather Factory, Inc...................................................           6,870            33,800
   Target Corp..................................................................          24,714         1,255,718
 #*Tempur-Pedic International, Inc..............................................           7,978           532,212
 #*Tenneco, Inc.................................................................          17,900           574,590
 #*Tesla Motors, Inc............................................................              69             2,006
   Texas Roadhouse, Inc.........................................................          54,800           830,768
  #Thor Industries, Inc.........................................................          48,272         1,480,020
   Tiffany & Co.................................................................           8,300           529,540
   Time Warner Cable, Inc.......................................................          45,364         3,344,234
  #Time Warner, Inc.............................................................         198,927         7,372,235
   TJX Cos., Inc. (The).........................................................          11,000           749,540
  *Toll Brothers, Inc...........................................................         151,825         3,311,303
 #*Town Sports International Holdings, Inc......................................          11,460           101,650
  #Tractor Supply Co............................................................          20,000         1,615,400
 #*TripAdvisor, Inc.............................................................          14,450           475,550
  *True Religion Apparel, Inc...................................................           7,300           264,552
  *TRW Automotive Holdings Corp.................................................          14,500           544,040
  *Tuesday Morning Corp.........................................................          44,074           149,852
  #Tupperware Brands Corp.......................................................           6,200           389,608
  *Ulta Salon Cosmetics & Fragrance, Inc........................................          13,373         1,019,290
 #*Under Armour, Inc. Class A...................................................           2,833           225,563
  *Unifi, Inc...................................................................          18,595           180,929
  *Universal Electronics, Inc...................................................          14,316           264,846
  *Universal Technical Institute, Inc...........................................          22,150           308,992
 #*Urban Outfitters, Inc........................................................           5,900           156,350
  *US Auto Parts Network, Inc...................................................          26,854           133,733
   V.F. Corp....................................................................           6,544           860,471
  #Vail Resorts, Inc............................................................          32,927         1,435,946
 #*Valassis Communications, Inc.................................................          41,376           941,304
   Value Line, Inc..............................................................           3,839            43,074
 #*Valuevision Media, Inc. Class A..............................................          27,419            43,322
   Viacom, Inc. Class A.........................................................           1,129            59,577
   Viacom, Inc. Class B.........................................................          20,000           940,800
  #Virgin Media, Inc............................................................           3,883            92,571
  *Visteon Corp.................................................................           2,472           118,656
 #*Vitacost.com, Inc............................................................           2,958            19,523

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Vitamin Shoppe, Inc..........................................................           1,330   $        56,844
  *VOXX International Corp......................................................          22,493           286,111
  *WABCO Holdings, Inc..........................................................           8,200           425,170
  *Walking Co. Holdings, Inc. (The).............................................           3,900            17,160
   Walt Disney Co. (The)........................................................         126,878         4,935,554
 #*Warnaco Group, Inc...........................................................          18,159         1,057,762
  #Washington Post Co. Class B..................................................           6,042         2,288,166
  #Weight Watchers International, Inc...........................................           6,975           531,007
  *Wells-Gardner Electronics Corp...............................................           5,323            11,019
   Wendy's Co. (The)............................................................         390,277         1,830,399
  *West Marine, Inc.............................................................          23,633           286,432
  *Wet Seal, Inc. Class A (The).................................................          98,691           345,418
  #Weyco Group, Inc.............................................................           9,446           238,606
  #Whirlpool Corp...............................................................          37,946         2,061,227
   Wiley (John) & Sons, Inc. Class A............................................           7,484           339,699
   Wiley (John) & Sons, Inc. Class B............................................           2,151            98,172
   Williams Controls, Inc.......................................................           2,614            29,251
   Williams-Sonoma, Inc.........................................................          10,506           376,745
   Winmark Corp.................................................................           2,285           156,911
 #*Winnebago Industries, Inc....................................................          13,246           121,068
 #*WMS Industries, Inc..........................................................           9,900           216,711
   Wolverine World Wide, Inc....................................................           8,330           325,620
  #World Wrestling Entertainment, Inc. Class A..................................          11,867           112,618
   Wyndham Worldwide Corp.......................................................          32,378         1,287,349
   Wynn Resorts, Ltd............................................................           3,700           426,351
 #*Zale Corp....................................................................          41,747           118,979
 #*Zumiez, Inc..................................................................          20,966           598,789
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       291,930,203
                                                                                                   ---------------
Consumer Staples -- (4.9%)
   Alico, Inc...................................................................           7,143           165,289
  *Alliance One International, Inc..............................................          87,960           255,964
   Altria Group, Inc............................................................          46,200         1,312,080
   Andersons, Inc. (The)........................................................          17,811           722,236
   Archer-Daniels-Midland Co....................................................          94,947         2,718,333
   Arden Group, Inc. Class A....................................................           1,288           115,907
  #B&G Foods, Inc...............................................................          41,320           936,311
 #*Boston Beer Co., Inc. Class A (The)..........................................           3,300           330,165
  *Bridgford Foods Corp.........................................................           3,414            38,100
   Brown-Forman Corp. Class A...................................................           2,539           201,774
   Brown-Forman Corp. Class B...................................................           3,250           263,932
   Bunge, Ltd...................................................................          76,528         4,382,759
  #Calavo Growers, Inc..........................................................           8,820           239,904
  #Cal-Maine Foods, Inc.........................................................          18,682           709,169
   Casey's General Stores, Inc..................................................          29,744         1,515,159
   CCA Industries, Inc..........................................................           4,700            23,453
 #*Central European Distribution Corp...........................................          30,000           123,000
  *Central Garden & Pet Co......................................................          21,139           184,755
  *Central Garden & Pet Co. Class A.............................................          39,325           372,014
  *Chiquita Brands International, Inc...........................................          69,280           608,971
   Church & Dwight Co., Inc.....................................................          13,600           617,032
   Coca-Cola Bottling Co........................................................           7,253           442,070
   Coca-Cola Enterprises, Inc...................................................          33,760           904,430
  #Coffee Holding Co., Inc......................................................           1,900            15,931
   ConAgra Foods, Inc...........................................................          21,650           577,406
  *Constellation Brands, Inc. Class A...........................................          32,364           676,408
  *Constellation Brands, Inc. Class B...........................................           2,058            43,022
   Corn Products International, Inc.............................................          24,201         1,342,913
   Costco Wholesale Corp........................................................          15,824         1,301,840
  *Craft Brew Alliance, Inc.....................................................          17,128           107,221
   CVS Caremark Corp............................................................         183,826         7,674,735

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  *Darling International, Inc...................................................          99,205   $     1,515,852
  *Dean Foods Co................................................................         125,460         1,349,950
  #Diamond Foods, Inc...........................................................          13,371           485,902
  *Dole Food Co., Inc...........................................................          86,020           825,792
   Dr. Pepper Snapple Group, Inc................................................          11,225           435,754
  *Elizabeth Arden, Inc.........................................................          24,213           870,942
 #*Energizer Holdings, Inc......................................................           6,412           494,493
 #*Farmer Brothers Co...........................................................          15,018           149,880
   Flowers Foods, Inc...........................................................          30,076           581,971
   Fortune Brands, Inc..........................................................          69,469         3,633,923
   Fresh Del Monte Produce, Inc.................................................          62,154         1,521,530
   General Mills, Inc...........................................................          18,600           740,838
   Golden Enterprises, Inc......................................................           5,537            18,992
 #*Green Mountain Coffee Roasters, Inc..........................................          15,900           848,106
   Griffin Land & Nurseries, Inc................................................           4,473           119,384
  *Hain Celestial Group, Inc. (The).............................................          44,460         1,715,711
  *Harbinger Group, Inc.........................................................           8,293            39,806
 #*Heckmann Corp................................................................         102,467           523,606
   Herbalife, Ltd...............................................................           8,800           509,344
  #Hormel Foods Corp............................................................          18,128           521,724
  *IGI Labratories, Inc.........................................................           1,128             1,241
  #Imperial Sugar Co............................................................          11,761            40,105
   Ingles Markets, Inc. Class A.................................................          13,127           228,804
  #Inter Parfums, Inc...........................................................          29,926           499,764
   J & J Snack Foods Corp.......................................................          15,421           786,934
   J.M. Smucker Co..............................................................          47,534         3,744,729
  *John B. Sanfilippo & Son, Inc................................................           7,141            70,482
   Kraft Foods, Inc. Class A....................................................         226,307         8,667,558
   Kroger Co. (The).............................................................          21,515           511,196
  #Lancaster Colony Corp........................................................           8,100           562,869
 #*Lifeway Foods, Inc...........................................................           4,839            45,099
  #McCormick & Co., Inc. Non-Voting.............................................           8,162           412,507
   McCormick & Co., Inc. Voting.................................................           1,121            56,554
  *Medifast, Inc................................................................           9,480           156,230
  #Molson Coors Brewing Co. Class A.............................................             534            23,277
  #Molson Coors Brewing Co. Class B.............................................          84,023         3,603,746
   Nash-Finch Co................................................................          13,620           397,840
  *National Beverage Corp.......................................................          27,276           456,327
  *Natural Alternatives International, Inc......................................           4,748            43,444
  #Nu Skin Enterprises, Inc. Class A............................................          18,507           924,425
  *Nutraceutical International Corp.............................................          11,692           150,242
   Oil-Dri Corp. of America.....................................................           6,773           142,165
  *Omega Protein Corp...........................................................          20,058           172,699
   Orchids Paper Products Co....................................................           2,992            56,489
  *Overhill Farms, Inc..........................................................          14,067            57,393
  *Pantry, Inc..................................................................          23,562           283,686
  *Parlux Fragrances, Inc.......................................................          18,327            96,217
  *PC Group, Inc................................................................           4,397                24
   PepsiCo, Inc.................................................................          15,495         1,017,557
   Philip Morris International, Inc.............................................          36,900         2,759,013
  *Physicians Formula Holdings, Inc.............................................          12,581            37,995
 #*Pilgrim's Pride Corp.........................................................          59,443           319,803
  *Prestige Brands Holdings, Inc................................................          65,760           844,358
   PriceSmart, Inc..............................................................          15,122         1,007,881
   Procter & Gamble Co. (The)...................................................          97,417         6,141,168
  *Ralcorp Holdings, Inc........................................................          22,722         1,987,039
  *Reddy Ice Holdings, Inc......................................................           7,000             2,661
   Reliv' International, Inc....................................................           4,579             5,724
  *Revlon, Inc..................................................................          13,564           213,769
   Reynolds American, Inc.......................................................          18,274           716,889
   Rocky Mountain Chocolate Factory, Inc........................................           5,450            47,197

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  #Ruddick Corp.................................................................          22,106   $       891,756
  #Safeway, Inc.................................................................          40,473           889,597
  #Sanderson Farms, Inc.........................................................          19,913         1,014,368
   Sara Lee Corp................................................................          44,300           848,345
  *Schiff Nutrition International, Inc..........................................          15,961           170,304
  *Seneca Foods Corp. Class A...................................................           9,537           275,905
  *Seneca Foods Corp. Class B...................................................           1,251            35,391
  *Smart Balance, Inc...........................................................          66,282           351,295
  *Smithfield Foods, Inc........................................................         149,827         3,345,637
   Snyders-Lance, Inc...........................................................          59,379         1,365,123
   Spartan Stores, Inc..........................................................          23,507           440,521
  *Spectrum Brands Holdings, Inc................................................          50,812         1,471,007
 #*Star Scientific, Inc.........................................................           6,056            18,289
   Stephan Co. (The)............................................................           1,500             3,525
  #SUPERVALU, Inc...............................................................         232,115         1,603,915
  *Susser Holdings Corp.........................................................          17,902           426,963
  *Tofutti Brands, Inc..........................................................             799             1,398
  #Tootsie Roll Industries, Inc.................................................          22,511           545,667
  *TreeHouse Foods, Inc.........................................................          30,736         1,737,813
   Tyson Foods, Inc. Class A....................................................         130,122         2,425,474
  *United Natural Foods, Inc....................................................          23,254         1,024,339
   United-Guardian, Inc.........................................................           1,621            26,017
  #Universal Corp...............................................................          25,315         1,136,137
 #*USANA Health Sciences, Inc...................................................           6,328           220,088
  #Vector Group, Ltd............................................................          16,973           295,500
   Village Super Market, Inc. Class A...........................................           6,705           212,884
  #Walgreen Co..................................................................          33,877         1,130,137
   Wal-Mart Stores, Inc.........................................................          67,078         4,115,906
   WD-40 Co.....................................................................           8,742           382,375
   Weis Markets, Inc............................................................          24,233         1,024,329
  #Whole Foods Market, Inc......................................................           6,869           508,512
  *Winn-Dixie Stores, Inc.......................................................          63,101           596,304
                                                                                                   ---------------
Total Consumer Staples..........................................................                       111,653,704
                                                                                                   ---------------
Energy -- (8.8%)
 #*Abraxas Petroleum Corp.......................................................          18,724            70,215
   Adams Resources & Energy, Inc................................................           4,112           156,791
   Alon USA Energy, Inc.........................................................          36,497           352,561
  *Alpha Natural Resources, Inc.................................................          28,302           569,436
   Anadarko Petroleum Corp......................................................          68,323         5,515,033
   Apache Corp..................................................................          27,580         2,727,110
 #*Approach Resources, Inc......................................................          25,568           898,204
   Arch Coal, Inc...............................................................          18,267           263,593
 #*Atwood Oceanics, Inc.........................................................          23,935         1,100,531
   Baker Hughes, Inc............................................................          29,739         1,461,077
  *Barnwell Industries, Inc.....................................................           7,497            21,366
  *Basic Energy Services, Inc...................................................          38,789           698,590
  #Berry Petroleum Co. Class A..................................................          33,301         1,498,878
  *Bill Barrett Corp............................................................          51,494         1,422,264
  *BioFuel Energy Corp..........................................................          35,208            21,473
   Bolt Technology Corp.........................................................           7,921            94,973
 #*BPZ Resources, Inc...........................................................         118,842           387,425
   Bristow Group, Inc...........................................................          37,534         1,841,418
   Cabot Oil & Gas Corp.........................................................          22,200           708,180
  *Cal Dive International, Inc..................................................          93,326           280,911
  *Callon Petroleum Co..........................................................          33,747           202,482
  *Cameron International Corp...................................................          17,238           917,062
  #CARBO Ceramics, Inc..........................................................          10,081           980,377
 #*Carrizo Oil & Gas, Inc.......................................................          22,746           552,500
   Chesapeake Energy Corp.......................................................          93,982         1,985,840
   Chevron Corp.................................................................         140,737        14,507,170

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   Cimarex Energy Co............................................................          13,857   $       808,972
 #*Clayton Williams Energy, Inc.................................................          10,200           830,178
 #*Clean Energy Fuels Corp......................................................          36,455           545,367
  *Cloud Peak Energy, Inc.......................................................          51,449           974,959
  *Cobalt International Energy, Inc.............................................           2,400            48,096
  *Complete Production Services, Inc............................................          33,161         1,117,526
 #*Comstock Resources, Inc......................................................          47,845           576,054
  *Concho Resources, Inc........................................................          11,600         1,237,256
   ConocoPhillips...............................................................         197,546        13,474,613
   Consol Energy, Inc...........................................................           8,571           306,328
  *Contango Oil & Gas Co........................................................          14,036           874,162
 #*Continental Resources, Inc...................................................             487            39,291
  *CREDO Petroleum Corp.........................................................           9,336            95,694
  *Crimson Exploration, Inc.....................................................          41,084           121,198
  *Crosstex Energy, Inc.........................................................          49,305           619,271
  *CVR Energy, Inc..............................................................          78,591         1,960,060
  *Dawson Geophysical Co........................................................           8,378           298,173
   Delek US Holdings, Inc.......................................................          54,500           686,155
  *Denbury Resources, Inc.......................................................         187,678         3,539,607
   Devon Energy Corp............................................................          56,223         3,587,590
   DHT Holdings, Inc............................................................          58,664            62,184
  #Diamond Offshore Drilling, Inc...............................................           8,799           548,178
  *Double Eagle Petroleum Co....................................................          10,474            69,443
 #*Dresser-Rand Group, Inc......................................................          11,100           568,653
 #*Dril-Quip, Inc...............................................................           7,700           507,969
 #*Endeavour International Corp.................................................          36,048           381,388
  #Energen Corp.................................................................           6,161           296,775
  *Energy Partners, Ltd.........................................................          40,613           648,996
  *ENGlobal Corp................................................................          25,261            53,048
   EOG Resources, Inc...........................................................          18,162         1,927,715
  *Evolution Petroleum Corp.....................................................          11,191           100,271
  #EXCO Resources, Inc..........................................................          27,348           214,955
 #*Exterran Holdings, Inc.......................................................          59,483           552,002
   Exxon Mobil Corp.............................................................         184,915        15,484,782
  *FieldPoint Petroleum Corp....................................................           2,586            12,542
  *FMC Technologies, Inc........................................................           3,200           163,552
  *Forest Oil Corp..............................................................          41,479           539,227
 #*FX Energy, Inc...............................................................          17,276            95,364
 #*Geokinetics, Inc.............................................................          13,810            32,454
 #*GeoResources, Inc............................................................          23,593           722,182
 #*GMX Resources, Inc...........................................................          49,722            43,755
  *Green Plains Renewable Energy, Inc...........................................          36,814           417,839
   Gulf Island Fabrication, Inc.................................................          14,776           448,452
  *Gulfmark Offshore, Inc. Class A..............................................          27,671         1,265,118
  *Gulfport Energy Corp.........................................................          25,213           828,751
 #*Harvest Natural Resources, Inc...............................................          50,500           347,440
  *Helix Energy Solutions Group, Inc............................................         105,254         1,731,428
  #Helmerich & Payne, Inc.......................................................          22,700         1,400,817
  *Hercules Offshore, Inc.......................................................         142,639           640,449
   Hess Corp....................................................................          43,488         2,448,374
  *HKN, Inc.....................................................................          10,699            26,854
   HollyFrontier Corp...........................................................         137,868         4,045,047
 #*Hornbeck Offshore Services, Inc..............................................          32,141         1,050,689
 #*Houston American Energy Corp.................................................           1,980            24,453
  *Infinity Energy Resources, Inc...............................................           6,600             9,240
 #*ION Geophysical Corp.........................................................         101,128           751,381
 #*James River Coal Co..........................................................          23,813           149,784
  *Key Energy Services, Inc.....................................................         115,460         1,671,861
  *Lone Pine Resources, Inc.....................................................           7,344            48,984
 #*Lucas Energy, Inc............................................................          13,872            32,877
  #Lufkin Industries, Inc.......................................................           7,702           579,344

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   Marathon Oil Corp............................................................         108,492   $     3,405,564
   Marathon Petroleum Corp......................................................          51,289         1,960,266
  *Matrix Service Co............................................................          26,241           305,445
  *McDermott International, Inc.................................................          12,791           155,539
 #*McMoran Exploration Co.......................................................           5,808            68,128
  *Mexco Energy Corp............................................................           1,236             8,751
  *Mitcham Industries, Inc......................................................          12,874           282,713
   Murphy Oil Corp..............................................................         102,439         6,105,364
  *Nabors Industries, Ltd.......................................................         141,649         2,637,504
   National Oilwell Varco, Inc..................................................          52,347         3,872,631
  *Natural Gas Services Group, Inc..............................................          13,910           191,819
  *Newfield Exploration Co......................................................          15,700           593,617
  *Newpark Resources, Inc.......................................................          86,694           705,689
  *Noble Corp...................................................................          77,557         2,702,086
   Noble Energy, Inc............................................................          12,000         1,208,040
 #*Oasis Petroleum, Inc.........................................................             453            15,284
   Occidental Petroleum Corp....................................................          27,600         2,753,652
   Oceaneering International, Inc...............................................           7,200           349,848
  *Oil States International, Inc................................................           9,747           776,738
  #Overseas Shipholding Group, Inc..............................................          29,609           376,330
  *OYO Geospace Corp............................................................           3,568           314,020
   Panhandle Oil & Gas, Inc. Class A............................................           7,587           218,050
  *Parker Drilling Co...........................................................         120,502           783,263
 #*Patriot Coal Corp............................................................          57,536           437,274
   Patterson-UTI Energy, Inc....................................................         127,103         2,398,434
   Peabody Energy Corp..........................................................           9,200           313,628
   Penn Virginia Corp...........................................................          36,651           169,694
  *Petroleum Development Corp...................................................          23,806           741,081
 #*PetroQuest Energy, Inc.......................................................          60,544           388,692
  *PHI, Inc. Non-Voting.........................................................          12,697           334,693
  *PHI, Inc. Voting.............................................................           1,053            25,283
  *Pioneer Drilling Co..........................................................          55,575           495,729
   Pioneer Natural Resources Co.................................................          28,649         2,844,846
  *Plains Exploration & Production Co...........................................         109,438         4,128,001
  *PostRock Energy Corp.........................................................           1,100             3,762
  *Pyramid Oil Co...............................................................           2,368             9,306
   QEP Resources, Inc...........................................................          31,429           900,127
 #*Quicksilver Resources, Inc...................................................          18,305            91,708
   Range Resources Corp.........................................................          10,900           626,968
  *REX American Resources Corp..................................................          14,600           375,220
  *Rex Energy Corp..............................................................          43,676           413,175
 #*Rosetta Resources, Inc.......................................................          41,994         2,015,292
  *Rowan Cos., Inc..............................................................          93,148         3,167,963
 #*Royale Energy, Inc...........................................................           3,000            13,950
  #RPC, Inc.....................................................................          52,102           794,556
 #*SandRidge Energy, Inc........................................................          57,119           444,386
   Schlumberger, Ltd............................................................          18,540         1,393,652
  *SEACOR Holdings, Inc.........................................................          20,588         1,884,420
  *SemGroup Corp. Class A.......................................................          35,769           946,805
  #Ship Finance International, Ltd..............................................          66,124           742,573
   SM Energy Co.................................................................          31,532         2,288,593
   Southern Union Co............................................................          12,700           550,799
  *Southwestern Energy Co.......................................................           7,400           230,436
   Spectra Energy Corp..........................................................           4,800           151,152
  *Stone Energy Corp............................................................          44,321         1,243,204
   Sunoco, Inc..................................................................          53,940         2,069,138
 #*Superior Energy Services, Inc................................................          40,305         1,149,096
  *Swift Energy Co..............................................................          42,509         1,409,173
 #*Syntroleum Corp..............................................................           2,427             2,476
   Teekay Corp..................................................................          62,350         1,709,637
 #*Tesco Corp...................................................................          34,409           477,597

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Tesoro Corp..................................................................         128,568   $     3,218,057
  *Tetra Technologies, Inc......................................................          66,793           623,847
  *TGC Industries, Inc..........................................................          17,086           139,422
   Tidewater, Inc...............................................................          47,066         2,534,504
 #*Toreador Resources Corp......................................................           9,462            43,904
   Transocean, Ltd..............................................................          40,099         1,896,683
 #*Triangle Petroleum Corp......................................................          23,219           158,818
  *Tri-Valley Corp..............................................................           5,446             1,198
  *Ultra Petroleum Corp.........................................................           4,361           104,795
  *Union Drilling, Inc..........................................................          24,017           154,429
  *Unit Corp....................................................................          43,354         1,961,768
 #*Uranium Energy Corp..........................................................           7,998            28,793
 #*USEC, Inc....................................................................         117,103           223,667
  *VAALCO Energy, Inc...........................................................          63,631           395,785
   Valero Energy Corp...........................................................         132,720         3,183,953
  *Venoco, Inc..................................................................           9,621           102,079
  *Verenium Corp................................................................           2,941             7,882
  *Voyager Oil & Gas, Inc.......................................................           4,665            12,316
  #W&T Offshore, Inc............................................................          39,300           849,273
  *Warren Resources, Inc........................................................          73,322           261,026
  *Weatherford International, Ltd...............................................         113,248         1,895,772
 #*Western Refining, Inc........................................................          94,206         1,557,225
  *Westmoreland Coal Co.........................................................           2,630            31,823
  *Whiting Petroleum Corp.......................................................          14,212           711,879
  *Willbros Group, Inc..........................................................          46,518           198,167
  #World Fuel Services Corp.....................................................          27,754         1,259,477
 #*Zion Oil & Gas, Inc..........................................................          20,967            48,853
                                                                                                   ---------------
Total Energy....................................................................                       200,698,882
                                                                                                   ---------------
Financials -- (19.9%)
  *1st Constitution Bancorp.....................................................           2,398            17,507
   1st Source Corp..............................................................          22,865           572,540
  *1st United Bancorp, Inc......................................................          25,437           146,517
  *21st Century Holding Co......................................................           6,300            20,160
   Access National Corp.........................................................           8,706            80,443
   ACE, Ltd.....................................................................          47,235         3,287,556
   Advance America Cash Advance Centers, Inc....................................          59,638           469,351
  *Affiliated Managers Group, Inc...............................................           3,992           401,236
  *Affirmative Insurance Holdings, Inc..........................................           8,781            10,010
   Aflac, Inc...................................................................          21,967         1,059,468
  *Allegheny Corp...............................................................           7,567         2,189,511
   Alliance Bancorp, Inc. of Pennsylvania.......................................           3,932            44,038
  #Alliance Financial Corp......................................................           4,463           138,978
   Allied World Assurance Co. Holdings Ltd......................................          41,779         2,570,662
   Allstate Corp. (The).........................................................          86,740         2,502,449
   Alterra Capital Holdings, Ltd................................................          84,215         2,035,477
  *Altisource Portfolio Solutions SA............................................          11,202           599,195
  *American Capital, Ltd........................................................         305,835         2,513,964
  #American Equity Investment Life Holding Co...................................          61,977           714,595
   American Express Co..........................................................          15,630           783,688
   American Financial Group, Inc................................................         129,237         4,739,121
  *American Independence Corp...................................................           3,056            13,752
  *American International Group, Inc............................................           5,912           148,450
   American National Bankshares, Inc............................................           5,991           123,714
   American National Insurance Co...............................................          21,779         1,586,600
  *American River Bankshares....................................................           4,649            27,429
  *American Safety Insurance Holdings, Ltd......................................          10,302           224,068
  *American Spectrum Realty, Inc................................................             400             2,452
   Ameriprise Financial, Inc....................................................          52,679         2,820,960
  *Ameris Bancorp...............................................................          23,182           248,511
  *AMERISAFE, Inc...............................................................          19,365           475,992

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *AmeriServe Financial, Inc....................................................          17,822   $        40,634
  #AmTrust Financial Services, Inc..............................................          50,689         1,314,366
  *Anchor Bancorp Wisconsin, Inc................................................             402               125
  *Ante5, Inc...................................................................           4,665             3,405
   Aon Corp.....................................................................          21,179         1,025,699
  *Arch Capital Group, Ltd......................................................          79,134         2,852,781
   Argo Group International Holdings, Ltd.......................................          30,800           887,348
  #Arrow Financial Corp.........................................................          11,899           312,349
   Aspen Insurance Holdings, Ltd................................................          68,102         1,808,789
 #*Asset Acceptance Capital Corp................................................          28,846           133,845
   Associated Banc-Corp.........................................................         150,251         1,872,127
   Assurant, Inc................................................................          81,500         3,227,400
   Assured Guaranty, Ltd........................................................         144,107         2,235,100
   Asta Funding, Inc............................................................          12,881            96,350
  #Astoria Financial Corp.......................................................          97,621           813,183
   Atlantic American Corp.......................................................           5,179            10,513
  *Atlantic Coast Financial Corp................................................           1,357             3,270
   Auburn National Bancorporation, Inc..........................................           1,260            24,620
  *Avatar Holdings, Inc.........................................................          11,482           112,179
   Axis Capital Holdings, Ltd...................................................          83,801         2,579,395
   Baldwin & Lyons, Inc. Class A................................................           1,285            30,069
   Baldwin & Lyons, Inc. Class B................................................          10,961           240,484
  #BancFirst Corp...............................................................          14,198           570,192
  *Bancorp, Inc.................................................................          37,073           297,325
  #BancorpSouth, Inc............................................................          72,015           808,728
  *BancTrust Financial Group, Inc...............................................          12,417            15,894
   Bank Mutual Corp.............................................................          46,438           186,216
   Bank of America Corp.........................................................       1,252,365         8,929,362
   Bank of Commerce Holdings....................................................           5,615            22,123
  #Bank of Hawaii Corp..........................................................          16,030           732,892
   Bank of Kentucky Financial Corp..............................................           4,629           109,522
   Bank of New York Mellon Corp. (The)..........................................         171,828         3,458,898
  #Bank of the Ozarks, Inc......................................................          28,420           795,476
  *BankAtlantic Bancorp, Inc. Class A...........................................           6,124            19,291
   BankFinancial Corp...........................................................          26,672           147,763
   Banner Corp..................................................................          18,068           354,856
   Bar Harbor Bankshares........................................................           3,701           111,733
   BB&T Corp....................................................................         100,789         2,740,453
  *BBCN Bancorp, Inc............................................................          69,848           706,862
  #BCB Bancorp, Inc.............................................................           7,110            73,233
  *BCSB Bancorp, Inc............................................................           1,425            17,755
   Beacon Federal Bancorp, Inc..................................................           4,497            63,902
  *Beneficial Mutual Bancorp, Inc...............................................          68,744           608,384
  *Berkshire Bancorp, Inc.......................................................           2,025            14,884
   Berkshire Hills Bancorp, Inc.................................................          21,179           479,069
  #BGC Partners, Inc. Class A...................................................           3,900            24,414
   BlackRock, Inc...............................................................          13,303         2,421,146
  *BNCCORP, Inc.................................................................             700             2,800
 #*BofI Holding, Inc............................................................          11,113           185,698
  #BOK Financial Corp...........................................................          14,722           820,015
   Boston Private Financial Holdings, Inc.......................................          78,648           648,060
   Bridge Bancorp, Inc..........................................................           3,763            72,513
  *Bridge Capital Holdings......................................................           6,459            69,886
   Brookline Bancorp, Inc.......................................................          73,986           685,850
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.................................           6,039                --
   Brown & Brown, Inc...........................................................          58,562         1,334,042
   Bryn Mawr Bank Corp..........................................................          12,255           246,448
   C&F Financial Corp...........................................................           1,936            55,195
   Calamos Asset Management, Inc. Class A.......................................          22,334           278,952
   California First National Bancorp............................................           6,388           101,761
  *Camco Financial Corp.........................................................           3,400             4,794

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Camden National Corp.........................................................           7,338   $       252,427
  *Cape Bancorp, Inc............................................................           4,109            34,803
  *Capital Bank Corp............................................................           4,254            10,125
  #Capital City Bank Group, Inc.................................................          16,811           147,096
   Capital One Financial Corp...................................................          64,150         2,934,862
   Capital Properties, Inc. Class A.............................................             154             1,157
   .Capital Properties, Inc. Class B............................................             154                --
   Capital Southwest Corp.......................................................           3,542           314,317
  *CapitalSource, Inc...........................................................         299,252         2,067,831
   Capitol Federal Financial, Inc...............................................         139,296         1,608,869
   Cardinal Financial Corp......................................................          31,198           349,730
  *Carolina Bank Holdings, Inc..................................................           1,000             2,950
  *Carrollton Bancorp...........................................................             627             1,975
  #Cash America International, Inc..............................................          25,810         1,132,027
   Cathay General Bancorp.......................................................          77,355         1,217,568
  *CBRE Group, Inc. Class A.....................................................           2,800            54,040
  #Center Bancorp, Inc..........................................................          15,805           150,938
   Centerstate Banks, Inc.......................................................          25,680           181,044
   Central Bancorp, Inc.........................................................             713            12,520
 #*Central Pacific Financial Corp...............................................           2,600            35,438
   Century Bancorp, Inc. Class A................................................           2,971            84,317
   CFS Bancorp, Inc.............................................................           1,879             8,418
   Charles Schwab Corp. (The)...................................................          18,517           215,723
  #Charter Financial Corp.......................................................             243             2,377
   Chemical Financial Corp......................................................          27,780           628,661
  *Chicopee Bancorp, Inc........................................................           5,278            75,871
  #Chubb Corp. (The)............................................................          45,208         3,047,471
  #Cincinnati Financial Corp....................................................          97,478         3,185,581
  *CIT Group, Inc...............................................................          99,604         3,798,897
   Citigroup, Inc...............................................................         176,896         5,434,245
  *Citizens Community Bancorp, Inc..............................................           3,663            21,062
  *Citizens First Corp..........................................................           1,000             7,180
   Citizens Holding Co..........................................................           2,106            38,961
  *Citizens Republic Bancorp, Inc...............................................             955            12,272
   Citizens South Banking Corp..................................................           6,693            26,103
  *Citizens, Inc................................................................          49,174           506,984
  #City Holding Co..............................................................          16,122           572,976
  #City National Corp...........................................................          42,881         1,967,380
   CKX Lands, Inc...............................................................           1,400            15,680
   Clifton Savings Bancorp, Inc.................................................          24,937           255,355
   CME Group, Inc...............................................................           9,119         2,184,092
   CNA Financial Corp...........................................................          83,379         2,295,424
   CNB Financial Corp...........................................................           7,567           124,931
  *CNO Financial Group, Inc.....................................................         264,496         1,777,413
  #CoBiz Financial, Inc.........................................................          36,926           220,817
   Codorus Valley Bancorp, Inc..................................................           1,838            18,656
  #Cohen & Steers, Inc..........................................................           5,916           199,783
  *Colonial Financial Services, Inc.............................................           2,714            33,735
  *Colony Bankcorp, Inc.........................................................           3,099             8,677
  #Columbia Banking System, Inc.................................................          41,057           862,197
   Comerica, Inc................................................................         109,515         3,030,280
  #Commerce Bancshares, Inc.....................................................          22,451           871,548
   Commercial National Financial Corp...........................................           1,413            36,385
  *Commonwealth Bankshares, Inc.................................................           5,988                 1
  #Community Bank System, Inc...................................................          35,275           965,124
   Community Trust Bancorp, Inc.................................................          14,973           461,318
  *Community West Bancshares....................................................           2,000             3,600
 #*CompuCredit Holdings Corp....................................................          31,176           126,107
   Consolidated-Tokoma Land Co..................................................           5,661           161,905
  *Consumer Portfolio Services, Inc.............................................           8,702             8,702
  *Cowen Group, Inc. Class A....................................................          61,810           166,887

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Crawford & Co. Class A.......................................................          28,328   $       110,479
   Crawford & Co. Class B.......................................................          14,955            84,944
  *Credit Acceptance Corp.......................................................          11,014           929,802
  #Cullen Frost Bankers, Inc....................................................          29,396         1,636,475
  #CVB Financial Corp...........................................................          92,463           973,635
   Delphi Financial Group, Inc. Class A.........................................          48,724         2,168,705
 #*DFC Global Corp..............................................................          33,321           656,424
   Diamond Hill Investment Group, Inc...........................................             900            68,769
   Dime Community Bancshares, Inc...............................................          35,346           487,068
   Discover Financial Services..................................................          64,363         1,749,386
   Donegal Group, Inc. Class A..................................................          20,591           314,219
   Donegal Group, Inc. Class B..................................................           3,821            63,486
  *Doral Financial Corp.........................................................          15,659            20,357
   Duff & Phelps Corp. Class A..................................................          16,659           255,382
  *E*Trade Financial Corp.......................................................         221,367         1,812,996
   Eagle Bancorp Montana, Inc...................................................             514             5,076
  #East West Bancorp, Inc.......................................................         117,718         2,585,087
   Eastern Insurance Holdings, Inc..............................................           8,565           121,366
  *Eastern Virginia Bankshares, Inc.............................................           2,937             7,666
  #Eaton Vance Corp.............................................................           1,900            48,811
   ECB Bancorp, Inc.............................................................           1,170            11,876
   Edelman Financial Group, Inc.................................................          24,395           174,180
 #*eHealth, Inc.................................................................          21,726           351,527
   EMC Insurance Group, Inc.....................................................          12,325           278,175
   Employers Holdings, Inc......................................................          38,659           694,316
  *Encore Bancshares, Inc.......................................................          10,086           135,253
  *Encore Capital Group, Inc....................................................          22,894           538,009
   Endurance Specialty Holdings, Ltd............................................          60,188         2,251,031
  *Enstar Group, Ltd............................................................          12,175         1,211,778
  #Enterprise Bancorp, Inc......................................................           5,554            90,086
   Enterprise Financial Services Corp...........................................          16,357           202,663
   Epoch Holding Corp...........................................................           7,601           180,980
   Erie Indemnity Co............................................................          10,793           827,499
   ESB Financial Corp...........................................................          13,101           183,283
   ESSA Bancorp, Inc............................................................          17,135           172,549
   Evans Bancorp, Inc...........................................................           2,412            30,874
   Evercore Partners, Inc. Class A..............................................           5,577           157,216
   Everest Re Group, Ltd........................................................          28,193         2,407,682
  *EZCORP, Inc..................................................................          25,874           693,941
  #F.N.B. Corp..................................................................         156,905         1,838,927
  *Farmers Capital Bank Corp....................................................           5,212            24,496
   FBL Financial Group, Inc. Class A............................................          30,163         1,047,863
   Federal Agricultural Mortgage Corp. Class A..................................             664             8,659
   Federal Agricultural Mortgage Corp. Class C..................................           9,329           180,983
  #Federated Investors, Inc. Class B............................................           3,300            56,364
   Fidelity Bancorp, Inc........................................................             628             6,927
   Fidelity National Financial, Inc. Class A....................................         205,775         3,743,047
  #Fidelity Southern Corp.......................................................           8,974            59,947
   Fifth Third Bancorp..........................................................         243,894         3,173,061
   Financial Institutions, Inc..................................................          13,170           225,075
  *First Acceptance Corp........................................................          27,407            31,518
   First Advantage Bancorp......................................................           2,902            37,204
   First American Financial Corp................................................         102,015         1,511,862
   First Bancorp................................................................          15,597           181,549
   First Bancorp of Indiana, Inc................................................             200             2,050
  #First Bancorp, Inc...........................................................           9,162           146,500
  *First Bancshares, Inc........................................................             700             4,095
   First Bancshares, Inc. (The).................................................             222             1,746
  #First Busey Corp.............................................................          83,731           419,492
   First Business Financial Services, Inc.......................................           2,134            35,446
  *First California Financial Group, Inc........................................          26,916           118,430

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *First Cash Financial Services, Inc...........................................          10,705   $       430,876
   First Citizens BancShares, Inc. Class A......................................           8,661         1,527,974
   First Commonwealth Financial Corp............................................          98,552           545,978
   First Community Bancshares, Inc..............................................          16,247           207,312
   First Defiance Financial Corp................................................           8,566           132,602
 #*First Federal Bancshares of Arkansas, Inc....................................           5,224            28,784
  *First Federal of Northern Michigan Bancorp, Inc..............................             800             2,540
   First Financial Bancorp......................................................          52,700           915,926
   First Financial Bankshares, Inc..............................................          17,754           605,056
   First Financial Corp.........................................................          13,308           466,046
   First Financial Holdings, Inc................................................          15,073           146,359
  *First Financial Northwest, Inc...............................................          16,619           108,190
  *First Financial Service Corp.................................................           1,670             4,225
   First Horizon National Corp..................................................         218,289         1,905,663
   First Interstate Bancsystem, Inc.............................................           3,223            44,348
   First M&F Corp...............................................................           5,935            19,289
  *First Marblehead Corp. (The).................................................          14,664            18,477
   First Merchants Corp.........................................................          27,703           272,875
   First Midwest Bancorp, Inc...................................................          72,752           791,542
   First Niagara Financial Group, Inc...........................................         287,675         2,753,050
   First Pactrust Bancorp, Inc..................................................          10,072           122,073
  *First Place Financial Corp...................................................          19,510            11,316
  *First South Bancorp, Inc.....................................................           7,807            27,481
 #*First United Corp............................................................           3,697            12,866
   First West Virginia Bancorp, Inc.............................................             766            11,961
   Firstbank Corp...............................................................           5,196            33,670
  *FirstCity Financial Corp.....................................................           7,369            59,615
   FirstMerit Corp..............................................................         106,272         1,667,408
  *Flagstar Bancorp, Inc........................................................           1,720             1,187
   Flagstone Reinsurance Holdings SA............................................          69,584           607,468
   Flushing Financial Corp......................................................          32,262           422,955
 #*FNB United Corp..............................................................               1                14
  *Forest City Enterprises, Inc. Class A........................................          48,105           631,619
  *Forest City Enterprises, Inc. Class B........................................           8,317           109,452
  *Forestar Group, Inc..........................................................          34,926           556,022
   Fox Chase Bancorp, Inc.......................................................          19,610           247,870
   Franklin Resources, Inc......................................................           4,267           452,729
   Fulton Financial Corp........................................................         191,981         1,783,503
   GAINSCO, Inc.................................................................           1,497            11,976
  #Gallagher (Arthur J.) & Co...................................................          11,866           395,612
   GAMCO Investors, Inc.........................................................           3,733           173,584
  *Genworth Financial, Inc. Class A.............................................         237,177         1,828,635
   German American Bancorp, Inc.................................................          12,000           241,440
  *GFI Group, Inc...............................................................         109,215           505,665
  #Glacier Bancorp, Inc.........................................................          71,411           997,612
 #*Gleacher & Co., Inc..........................................................          66,170           110,504
  *Global Indemnity P.L.C.......................................................          16,912           339,762
   Goldman Sachs Group, Inc. (The)..............................................          43,159         4,810,934
  #Great Southern Bancorp, Inc..................................................          13,291           322,971
  *Greene Bancshares, Inc.......................................................          11,638            14,780
  #Greenhill & Co., Inc.........................................................           3,600           167,616
  *Greenlight Capital Re, Ltd. Class A..........................................          30,035           770,998
  *Guaranty Bancorp.............................................................          14,835            22,104
  *Guaranty Federal Bancshares, Inc.............................................           1,886            14,107
  *Hallmark Financial Services, Inc.............................................          22,381           154,877
   Hampden Bancorp, Inc.........................................................           4,725            57,503
 #*Hampton Roads Bankshares, Inc................................................             280               832
  #Hancock Holding Co...........................................................          76,088         2,526,122
  *Hanmi Financial Corp.........................................................           3,494            28,791
   Hanover Insurance Group, Inc. (The)..........................................          50,046         1,819,673
   Harleysville Group, Inc......................................................          26,286         1,485,685

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Harleysville Savings Financial Corp..........................................           2,920   $        43,420
  *Harris & Harris Group, Inc...................................................          29,482           130,310
   Hartford Financial Services Group, Inc.......................................         180,549         3,163,218
   Hawthorn Bancshares, Inc.....................................................           1,958            12,766
  #HCC Insurance Holdings, Inc..................................................         100,901         2,801,012
  #Heartland Financial USA, Inc.................................................          16,865           278,272
  *Heritage Commerce Corp.......................................................          21,259           105,445
   Heritage Financial Corp......................................................          11,632           163,197
   Heritage Financial Group, Inc................................................           5,663            65,068
   HF Financial Corp............................................................           4,200            47,670
  *HFF, Inc.....................................................................           7,686           108,449
  *Hilltop Holdings, Inc........................................................          54,145           467,271
   Hingham Institution for Savings..............................................             872            44,908
  *HMN Financial, Inc...........................................................           1,450             3,262
  *Home Bancorp, Inc............................................................           7,010           111,880
   Home Bancshares, Inc.........................................................          26,100           680,166
   Home Federal Bancorp, Inc....................................................          18,329           188,972
   Homeowners Choice, Inc.......................................................           3,507            33,667
   HopFed Bancorp, Inc..........................................................           2,207            17,215
   Horace Mann Educators Corp...................................................          43,104           674,147
   Horizon Bancorp..............................................................           3,507            63,126
 #*Horizon Financial Corp.......................................................           6,509                65
  #Hudson City Bancorp, Inc.....................................................         123,178           828,988
   Hudson Valley Holding Corp...................................................          16,277           357,280
   Huntington Bancshares, Inc...................................................         423,269         2,416,866
  #IBERIABANK Corp..............................................................          27,403         1,432,629
  *ICG Group, Inc...............................................................          36,244           325,109
   Independence Holding Co......................................................          13,646           129,773
  *Independent Bank Corp. (45383609)............................................           7,338            12,475
  #Independent Bank Corp. (453836108)...........................................          21,010           582,817
   Indiana Community Bancorp....................................................           2,971            61,797
   Infinity Property & Casualty Corp............................................          13,328           776,756
   Interactive Brokers Group, Inc. Class A......................................          41,789           631,850
  *IntercontinentalExchange, Inc................................................           5,100           583,848
  *InterGroup Corp. (The).......................................................             235             4,418
   International Bancshares Corp................................................          73,397         1,410,690
  *Intervest Bancshares Corp. Class A...........................................          18,510            53,679
  *INTL FCStone, Inc............................................................          18,578           477,083
   Invesco, Ltd.................................................................         172,318         3,889,217
  *Investment Technology Group, Inc.............................................          38,795           439,935
  *Investors Bancorp, Inc.......................................................         113,113         1,669,548
  *Investors Capital Holdings, Ltd..............................................           4,038            15,910
   Investors Title Co...........................................................           1,606            64,658
  #Janus Capital Group, Inc.....................................................          62,496           491,844
   Jefferies Group, Inc.........................................................          22,500           342,225
  *Jefferson Bancshares, Inc....................................................           2,270             6,242
   JMP Group, Inc...............................................................          20,821           153,659
   Jones Lang LaSalle, Inc......................................................           6,476           510,050
   JPMorgan Chase & Co..........................................................         570,669        21,285,954
   Kaiser Federal Financial Group, Inc..........................................           9,210           121,848
  #KBW, Inc.....................................................................          27,097           469,591
   Kearny Financial Corp........................................................          57,758           533,106
   Kemper Corp..................................................................          67,798         2,018,346
  #Kennedy-Wilson Holdings, Inc.................................................           4,617            62,006
   Kentucky First Federal Bancorp...............................................           2,320            21,228
   KeyCorp......................................................................         471,203         3,661,247
  *Knight Capital Group, Inc. Class A...........................................         107,046         1,390,528
  #Lake Shore Bancorp, Inc......................................................             339             3,271
   Lakeland Bancorp, Inc........................................................          25,854           257,764
   Lakeland Financial Corp......................................................          17,072           432,604
   Landmark Bancorp, Inc........................................................           1,820            33,652

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Legg Mason, Inc..............................................................          87,887   $     2,238,482
  #Leucadia National Corp.......................................................          94,319         2,618,295
   Life Partners Holdings, Inc..................................................           8,447            39,110
   Lincoln National Corp........................................................         152,570         3,286,358
   LNB Bancorp, Inc.............................................................           9,079            49,117
   Loews Corp...................................................................          67,067         2,502,270
  *Louisiana Bancorp, Inc.......................................................           3,003            47,598
  *LSB Financial Corp...........................................................             426             7,114
  #M&T Bank Corp................................................................          35,911         2,863,543
 #*Macatawa Bank Corp...........................................................          31,196            82,045
  *Magyar Bancorp, Inc..........................................................           1,971             5,913
   Maiden Holdings, Ltd.........................................................          67,671           630,694
   MainSource Financial Group, Inc..............................................          19,468           182,805
  *Malvern Federal Bancorp, Inc.................................................             225             1,716
  *Markel Corp..................................................................           3,115         1,255,563
   MarketAxess Holdings, Inc....................................................          31,222           969,443
   Marlin Business Services Corp................................................          13,162           188,348
   Marsh & McLennan Cos., Inc...................................................          24,200           764,478
  *Maui Land & Pineapple Co., Inc...............................................           4,186            17,037
   Mayflower Bancorp, Inc.......................................................             500             3,775
   MB Financial, Inc............................................................          54,137           982,587
 #*MBIA, Inc....................................................................         250,743         3,089,154
  *MBT Financial Corp...........................................................           9,522            11,902
   MCG Capital Corp.............................................................          95,236           445,704
   Meadowbrook Insurance Group, Inc.............................................          73,592           733,712
   Medallion Financial Corp.....................................................          17,364           192,567
  *Mercantile Bank Corp.........................................................           7,390            84,320
   Merchants Bancshares, Inc....................................................           6,511           185,238
   Mercury General Corp.........................................................          42,272         1,847,286
  *Meridian Interstate Bancorp, Inc.............................................          16,680           215,506
   Meta Financial Group, Inc....................................................           2,141            38,452
   MetLife, Inc.................................................................         141,103         4,985,169
  *Metro Bancorp, Inc...........................................................          15,320           167,601
  *MetroCorp Bancshares, Inc....................................................           7,245            51,367
  *MGIC Investment Corp.........................................................         128,609           487,428
   MicroFinancial, Inc..........................................................           9,680            63,404
   Mid Penn Bancorp, Inc........................................................             778             6,286
   MidSouth Bancorp, Inc........................................................           8,676           113,222
   MidWestOne Financial Group, Inc..............................................           6,846           112,137
   Montpelier Re Holdings, Ltd..................................................          69,312         1,203,949
   Morgan Stanley...............................................................         189,332         3,531,042
   MSB Financial Corp...........................................................             600             2,862
 #*MSCI, Inc....................................................................             252             8,210
   MutualFirst Financial, Inc...................................................           5,151            46,359
  *NASDAQ OMX Group, Inc. (The).................................................         117,730         2,917,349
 #*National Financial Partners Corp.............................................          42,075           647,955
   National Interstate Corp.....................................................          18,161           474,184
  #National Penn Bancshares, Inc................................................         154,183         1,339,850
   National Security Group, Inc.................................................             419             4,186
   National Western Life Insurance Co. Class A..................................           2,337           337,603
   Naugatuck Valley Financial Corp..............................................             989             7,057
  *Navigators Group, Inc. (The).................................................          17,189           821,290
   NBT Bancorp, Inc.............................................................          30,887           694,958
   Nelnet, Inc. Class A.........................................................          36,755           906,011
  *New Century Bancorp, Inc.....................................................           2,187             5,030
   New England Bancshares, Inc..................................................           4,895            49,023
   New Hampshire Thrift Bancshares, Inc.........................................           4,833            58,963
  #New York Community Bancorp, Inc..............................................         172,668         2,191,157
  *NewBridge Bancorp............................................................          12,686            50,110
  *Newport Bancorp, Inc.........................................................             641             8,128
  *NewStar Financial, Inc.......................................................          49,042           476,688

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Nicholas Financial, Inc......................................................           3,515   $        45,414
  *North Valley Bancorp.........................................................             460             4,609
   Northeast Bancorp............................................................             118             1,502
   Northeast Community Bancorp, Inc.............................................           9,104            62,453
   Northern Trust Corp..........................................................          15,311           630,966
  #Northfield Bancorp, Inc......................................................          41,001           602,715
   Northrim Bancorp, Inc........................................................           5,792           116,361
   Northwest Bancshares, Inc....................................................         111,507         1,373,766
   Norwood Financial Corp.......................................................           1,492            40,388
   NYSE Euronext, Inc...........................................................         132,257         3,512,746
   Ocean Shore Holding Co.......................................................           6,104            64,031
   OceanFirst Financial Corp....................................................          18,080           244,984
  *Ocwen Financial Corp.........................................................          95,524         1,374,590
   Ohio Valley Banc Corp........................................................           2,002            37,407
   Old National Bancorp.........................................................         101,790         1,198,068
   Old Republic International Corp..............................................         231,518         2,287,398
 #*Old Second Bancorp, Inc......................................................          11,059            13,492
  *OmniAmerican Bancorp, Inc....................................................           9,672           159,104
   OneBeacon Insurance Group, Ltd. Class A......................................          25,045           397,715
   Oppenheimer Holdings, Inc. Class A...........................................           7,365           128,446
   Oriental Financial Group, Inc................................................          37,068           424,058
   Oritani Financial Corp.......................................................          56,179           728,642
   Osage Bancshares, Inc........................................................           1,700            13,098
 #*Pacific Capital Bancorp......................................................           9,260           258,354
   Pacific Continental Corp.....................................................          17,305           153,322
  *Pacific Mercantile Bancorp...................................................           9,408            34,810
  *Pacific Premier Bancorp, Inc.................................................           4,508            34,080
   PacWest Bancorp..............................................................          30,167           641,652
  #Park National Corp...........................................................          13,292           920,205
  *Park Sterling Corp...........................................................           2,485            10,884
   PartnerRe, Ltd...............................................................          37,797         2,472,680
  *Patriot National Bancorp.....................................................           1,500             2,775
   Peapack-Gladstone Financial Corp.............................................           8,268            94,669
   Penns Woods Bancorp, Inc.....................................................           3,876           153,451
 #*Penson Worldwide, Inc........................................................          24,996            36,244
   Peoples Bancorp of North Carolina............................................           3,297            20,342
   Peoples Bancorp, Inc. (709788202)............................................           1,500            24,788
   Peoples Bancorp, Inc. (709789101)............................................           9,943           155,707
  #People's United Financial, Inc...............................................         187,704         2,314,390
 #*PHH Corp.....................................................................          57,072           661,464
  *Phoenix Cos., Inc. (The).....................................................         133,678           275,377
  *PICO Holdings, Inc...........................................................          24,460           539,832
   Pinnacle Bancshares, Inc.....................................................             200             2,084
  *Pinnacle Financial Partners, Inc.............................................          33,812           569,394
  *Piper Jaffray Cos., Inc......................................................          20,441           454,812
   Platinum Underwriters Holdings, Ltd..........................................          39,027         1,336,675
   PNC Financial Services Group, Inc............................................          76,160         4,487,347
  *Popular, Inc.................................................................         573,111           899,784
   Porter Bancorp, Inc..........................................................           6,860            15,161
 #*Portfolio Recovery Associates, Inc...........................................          14,732           956,843
  *Preferred Bank...............................................................           1,920            16,339
  *Premier Financial Bancorp, Inc...............................................           3,385            19,464
   Presidential Life Corp.......................................................          22,138           246,839
   Primerica, Inc...............................................................          31,230           765,135
  *Primus Guaranty, Ltd.........................................................          16,352            89,936
  *Princeton National Bancorp, Inc..............................................           2,474             3,587
   Principal Financial Group, Inc...............................................         159,037         4,343,300
   PrivateBancorp, Inc..........................................................          71,173         1,006,386
   ProAssurance Corp............................................................          26,388         2,154,052
  *Progressive Corp.............................................................          29,276           593,717
  #Prosperity Bancshares, Inc...................................................          45,000         1,867,950

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Protective Life Corp.........................................................          74,813   $     1,871,073
  *Providence Community Bancshares, Inc.........................................             300                36
   Provident Financial Holdings, Inc............................................           9,638            90,694
  #Provident Financial Services, Inc............................................          61,335           848,876
   Provident New York Bancorp...................................................          43,826           362,003
   Prudential Bancorp, Inc. of Pennsylvania.....................................           5,398            29,581
   Prudential Financial, Inc....................................................          68,298         3,909,378
  *PSB Holdings, Inc............................................................           3,252            15,024
  #Pulaski Financial Corp.......................................................          10,937            79,403
   Pzena Investment Management, Inc. Class A....................................           2,844            13,111
   QC Holdings, Inc.............................................................          12,392            41,141
   QCR Holdings, Inc............................................................             309             2,837
  #Radian Group, Inc............................................................         128,091           352,250
  #Raymond James Financial, Inc.................................................          30,108         1,053,780
   Regions Financial Corp.......................................................         595,355         3,107,753
   Reinsurance Group of America, Inc............................................          59,129         3,221,939
   RenaissanceRe Holdings, Ltd..................................................          45,780         3,346,976
   Renasant Corp................................................................          25,362           400,212
   Republic Bancorp, Inc. Class A...............................................          18,446           468,713
  *Republic First Bancorp, Inc..................................................          20,713            36,248
   Resource America, Inc. Class A...............................................          17,609            98,082
  *Riverview Bancorp, Inc.......................................................          13,240            27,274
  #RLI Corp.....................................................................          20,135         1,436,028
   Rockville Financial, Inc.....................................................          28,505           310,134
  *Rodman & Renshaw Capital Group, Inc..........................................          14,000            12,040
   Roma Financial Corp..........................................................          25,930           267,598
 #*Royal Bancshares of Pennsylvania, Inc. Class A...............................           6,447             8,446
  *Rurban Financial Corp........................................................           3,194            10,029
  #S&T Bancorp, Inc.............................................................          26,943           584,933
   S.Y. Bancorp, Inc............................................................          13,699           300,419
  *Safeguard Scientifics, Inc...................................................          23,253           369,723
   Safety Insurance Group, Inc..................................................          16,093           674,458
   Salisbury Bancorp, Inc.......................................................             856            20,287
   Sandy Spring Bancorp, Inc....................................................          25,925           473,390
  *Savannah Bancorp, Inc. (The).................................................           3,485            17,390
   SCBT Financial Corp..........................................................          12,822           396,584
   SeaBright Holdings, Inc......................................................          20,549           164,803
  *Seacoast Banking Corp. of Florida............................................          24,205            39,938
  *Security National Financial Corp. Class A....................................           2,038             3,220
  #SEI Investments Co...........................................................          12,664           232,638
   Selective Insurance Group, Inc...............................................          56,461         1,015,169
   Shore Bancshares, Inc........................................................           4,929            26,912
   SI Financial Group, Inc......................................................           6,311            65,508
  *Siebert Financial Corp.......................................................           9,393            14,136
   Sierra Bancorp...............................................................          11,952           109,122
 #*Signature Bank...............................................................          17,500         1,017,625
   Simmons First National Corp. Class A.........................................          17,776           489,729
   SLM Corp.....................................................................          30,766           459,952
   Somerset Hills Bancorp.......................................................           1,743            13,656
   South Street Financial Corp..................................................             400             2,000
  *Southcoast Financial Corp....................................................           4,336             6,504
  *Southern Community Financial Corp............................................           7,908             9,648
  *Southern Connecticut Bancorp, Inc............................................             700             1,351
  *Southern First Bancshares, Inc...............................................           2,336            17,170
   Southern Missouri Bancorp, Inc...............................................           1,465            33,292
  *Southern National Bancorp of Virginia, Inc...................................             712             4,450
   Southside Bancshares, Inc....................................................          16,874           361,104
  *Southwest Bancorp, Inc.......................................................          17,597           146,935
   Southwest Georgia Financial Corp.............................................           1,854            16,686
 #*St. Joe Co. (The)............................................................          42,478           678,374
   StanCorp Financial Group, Inc................................................          42,203         1,631,568

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #State Auto Financial Corp....................................................          38,717   $       484,737
   State Street Corp............................................................          69,674         2,729,827
   StellarOne Corp..............................................................          21,918           269,153
   Sterling Bancorp.............................................................          29,596           282,642
  *Sterling Financial Corp......................................................             211             3,874
  #Stewart Information Services Corp............................................          18,946           258,613
  *Stifel Financial Corp........................................................          26,594           958,980
  *Stratus Properties, Inc......................................................           6,580            59,878
 #*Suffolk Bancorp..............................................................           7,941            96,563
   Summit State Bank............................................................           1,156             6,531
  *Sun Bancorp, Inc.............................................................          32,827            95,855
   SunTrust Banks, Inc..........................................................          70,003         1,439,962
  *Superior Bancorp.............................................................           4,784                96
  #Susquehanna Bancshares, Inc..................................................         164,774         1,506,034
  *Sussex Bancorp...............................................................           1,590             8,030
 #*SVB Financial Group..........................................................          21,341         1,238,632
   SWS Group, Inc...............................................................          23,777           174,761
   Symetra Financial Corp.......................................................          28,431           262,134
  #Synovus Financial Corp.......................................................         625,139         1,087,742
  #T. Rowe Price Group, Inc.....................................................           5,200           300,768
 #*Taylor Capital Group, Inc....................................................          15,645           193,529
  #TCF Financial Corp...........................................................          81,340           816,654
   TD Ameritrade Holding Corp...................................................          17,749           285,936
   Teche Holding Co.............................................................           1,486            53,347
  *Tejon Ranch Co...............................................................          14,602           416,157
   Territorial Bancorp, Inc.....................................................          12,058           249,359
   Teton Advisors, Inc..........................................................              39               692
 #*Texas Capital Bancshares, Inc................................................          32,200         1,021,384
   TF Financial Corp............................................................           2,029            45,947
  *TFS Financial Corp...........................................................          33,810           304,290
   Thomas Properties Group, Inc.................................................          53,749           172,534
  *TIB Financial Corp...........................................................             212             2,177
  *TierOne Corp.................................................................           4,800                10
  *Timberland Bancorp, Inc......................................................           3,941            15,764
  #Tompkins Financial Corp......................................................          10,355           418,756
   Torchmark Corp...............................................................          44,028         2,010,759
   Tower Bancorp, Inc...........................................................          10,546           324,711
  *Tower Financial Corp.........................................................           1,403            14,409
  #Tower Group, Inc.............................................................          44,500           960,755
  #TowneBank....................................................................          24,452           322,766
   Transatlantic Holdings, Inc..................................................          53,392         2,960,586
   Travelers Cos., Inc. (The)...................................................          73,100         4,261,730
  *Tree.com, Inc................................................................          10,103            59,305
   TriCo Bancshares.............................................................          15,100           225,594
   Trustco Bank Corp............................................................          87,738           490,455
  #Trustmark Corp...............................................................          63,356         1,493,301
   U.S. Bancorp.................................................................         133,434         3,765,507
   UMB Financial Corp...........................................................          34,793         1,342,314
   Umpqua Holdings Corp.........................................................         124,492         1,515,068
   Union Bankshares, Inc........................................................           2,000            38,320
   Union First Market Bankshares Corp...........................................          22,511           309,301
  *United Bancshares, Inc. (909458101)..........................................           2,040            15,280
  #United Bancshares, Inc. (909907107)..........................................          45,911         1,281,376
  #United Community Bancorp.....................................................           1,512             8,475
 #*United Community Banks, Inc..................................................          14,498           110,040
  *United Community Financial Corp..............................................           7,148             8,864
   United Financial Bancorp, Inc................................................          17,480           282,127
   United Fire & Casualty Co....................................................          30,811           604,820
   United Security Bancshares, Inc. (911459105).................................             600             3,612
  *United Security Bancshares, Inc. (911460103).................................           9,860            23,762
  *Unity Bancorp, Inc...........................................................           5,781            35,842

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Universal Insurance Holdings, Inc............................................          39,088   $       156,743
   Univest Corp. of Pennsylvania................................................          16,318           241,833
   Unum Group...................................................................         203,475         4,645,334
   Validus Holdings, Ltd........................................................          90,415         2,899,609
  #Valley National Bancorp......................................................          62,211           741,555
   ViewPoint Financial Group....................................................          42,834           582,114
  *Virginia Commerce Bancorp, Inc...............................................          27,896           247,159
  *Virtus Investment Partners, Inc..............................................             595            47,225
   VIST Financial Corp..........................................................           4,524            53,021
   VSB Bancorp, Inc.............................................................             170             1,730
  #Waddell & Reed Financial, Inc................................................           6,316           173,374
   Washington Banking Co........................................................          16,508           218,566
   Washington Federal, Inc......................................................         107,667         1,696,832
   Washington Trust Bancorp, Inc................................................          15,824           390,695
  *Waterstone Financial, Inc....................................................          24,001            58,802
   Wayne Savings Bancshares, Inc................................................           1,684            13,632
   Webster Financial Corp.......................................................          84,048         1,781,818
   Wells Fargo & Co.............................................................         512,244        14,962,647
   WesBanco, Inc................................................................          28,727           573,391
   West Bancorporation, Inc.....................................................          17,225           167,427
  *West Coast Bancorp...........................................................          15,726           251,301
  #Westamerica Bancorporation...................................................           8,517           395,615
  *Western Alliance Bancorp.....................................................          72,613           580,178
   Westfield Financial, Inc.....................................................          30,443           243,240
   Westwood Holdings Group, Inc.................................................           2,440            97,356
   White Mountains Insurance Group, Ltd.........................................           7,121         3,213,280
   White River Capital, Inc.....................................................           2,804            58,463
   Willis Group Holdings P.L.C..................................................              30             1,166
  *Wilshire Bancorp, Inc........................................................          27,788            97,258
  #Wintrust Financial Corp......................................................          36,498         1,118,664
 #*World Acceptance Corp........................................................          13,047           831,355
  #WR Berkley Corp..............................................................          76,900         2,635,363
  *WSB Holdings, Inc............................................................           4,002            11,686
   WSFS Financial Corp..........................................................           2,696           104,901
   WVS Financial Corp...........................................................           1,627            14,163
   XL Group P.L.C...............................................................         167,597         3,397,191
  *Yadkin Valley Financial Corp.................................................          11,030            22,832
  #Zions Bancorporation.........................................................         169,601         2,856,081
  *ZipRealty, Inc...............................................................          19,364            21,107
                                                                                                   ---------------
Total Financials................................................................                       455,180,979
                                                                                                   ---------------
Health Care -- (7.5%)
  *Abaxis, Inc..................................................................           3,858           104,475
 #*ABIOMED, Inc.................................................................          29,363           543,509
 #*Acadia Healthcare Co., Inc...................................................           3,172            38,825
  *Acadia Pharmaceuticals, Inc..................................................           5,108             7,764
 #*Accelr8 Technology Corp......................................................           2,200             2,816
  *Accuray, Inc.................................................................          58,747           331,921
 #*Achillion Pharmaceuticals, Inc...............................................           4,602            51,036
  *Adcare Health Systems, Inc...................................................           5,417            25,893
  *Addus HomeCare Corp..........................................................           8,843            32,233
  *ADVENTRX Pharmaceuticals, Inc................................................          22,471            15,471
   Aetna, Inc...................................................................          43,015         1,879,755
  *Affymax, Inc.................................................................          36,132           288,695
  *Affymetrix, Inc..............................................................          79,227           381,082
  *Agilent Technologies, Inc....................................................          15,200           645,544
  *Air Methods Corp.............................................................          11,532           972,148
  *Akorn, Inc...................................................................          21,211           243,078
  *Albany Molecular Research, Inc...............................................          35,314           108,061
 #*Alere, Inc...................................................................          72,595         1,753,169
  *Alexion Pharmaceuticals, Inc.................................................          10,000           767,600

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Alexza Pharmaceuticals, Inc..................................................          17,836   $        13,377
  *Align Technology, Inc........................................................          29,359           691,698
  *Alkermes P.L.C...............................................................          41,898           788,101
  *Alliance HealthCare Services, Inc............................................          27,009            30,790
  *Allied Healthcare Products, Inc..............................................           4,920            17,072
  *Allos Therapeutics, Inc......................................................          21,300            33,015
 #*Allscripts Healthcare Solutions, Inc.........................................          24,959           477,216
  *Almost Family, Inc...........................................................           8,532           160,743
 #*Alnylam Pharmaceuticals, Inc.................................................          24,200           279,752
  *Alphatec Holdings, Inc.......................................................          96,114           169,161
  *AMAG Pharmaceuticals, Inc....................................................          13,908           228,369
 #*Amedisys, Inc................................................................          27,598           289,779
  *American Dental Partners, Inc................................................          15,398           292,100
  *American Shared Hospital Services............................................             900             2,475
 #*AMERIGROUP Corp..............................................................          14,200           965,742
   AmerisourceBergen Corp.......................................................          23,900           931,383
   Amgen, Inc...................................................................          33,655         2,285,511
 #*Amicus Therapeutics, Inc.....................................................           5,066            32,929
  *AMN Healthcare Services, Inc.................................................          38,101           193,934
  *Amsurg Corp..................................................................          32,070           825,802
   Analogic Corp................................................................          11,275           639,631
  *AngioDynamics, Inc...........................................................          28,106           364,254
  *Anika Therapeutics, Inc......................................................          13,453           123,768
 #*Anthera Pharmaceuticals, Inc.................................................             190             1,497
 #*ARCA Biopharma, Inc..........................................................           4,610             4,586
 #*Arena Pharmaceuticals, Inc...................................................          52,600            93,102
 #*Ariad Pharmaceuticals, Inc...................................................         111,200         1,640,200
  *Arqule, Inc..................................................................          23,616           186,566
  *Array BioPharma, Inc.........................................................          13,395            36,836
   Arrhythmia Research Technology, Inc..........................................           1,153             4,220
  *ArthroCare Corp..............................................................           9,061           280,076
   Assisted Living Concepts, Inc. Class A.......................................          22,420           351,546
  *Astex Pharmaceuticals, Inc...................................................          62,779           170,131
  *AtriCure, Inc................................................................           5,302            61,079
   Atrion Corp..................................................................           1,710           417,907
 #*AVANIR Pharmaceuticals, Inc. Class A.........................................           7,687            22,600
  *AVEO Pharmaceuticals, Inc....................................................           2,542            33,504
   Bard (C.R.), Inc.............................................................           4,262           394,320
  *Bioanalytical Systems, Inc...................................................           1,915             2,509
  *BioClinica, Inc..............................................................          14,837            77,598
 #*BioCryst Pharmaceuticals, Inc................................................          22,476            78,441
  *Biodel, Inc..................................................................          17,233            10,684
  *Biogen Idec, Inc.............................................................           8,870         1,045,950
  *BioMarin Pharmaceutical, Inc.................................................           7,300           260,391
  *BioMimetic Therapeutics, Inc.................................................           6,821            13,437
 #*Bio-Rad Laboratories, Inc. Class A...........................................          10,634         1,079,989
  *Bio-Rad Laboratories, Inc. Class B...........................................           1,277           129,667
 #*Bio-Reference Labs, Inc......................................................          10,468           202,556
  *BioScrip, Inc................................................................          58,286           315,327
 #*BioSpecifics Technologies Corp...............................................           1,342            25,525
 #*Boston Scientific Corp.......................................................         791,451         4,717,048
 #*Bovie Medical Corp...........................................................          13,510            40,935
   Bristol-Myers Squibb Co......................................................          57,989         1,869,565
  *Brookdale Senior Living, Inc.................................................          45,523           801,205
  *Bruker Corp..................................................................          13,400           190,280
 #*BSD Medical Corp.............................................................           4,900            11,025
  *Cambrex Corp.................................................................          32,247           253,461
   Cantel Medical Corp..........................................................          17,205           543,162
  *Capital Senior Living Corp...................................................          29,639           240,076
  *Capstone Therapeutics Corp...................................................           2,900               768
   Cardinal Health, Inc.........................................................          15,963           686,888

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *CardioNet, Inc...............................................................          21,055   $        66,323
 #*Cardiovascular Systems, Inc..................................................           1,047             9,591
  *CareFusion Corp..............................................................         125,872         3,014,634
  *CAS Medical Systems, Inc.....................................................             415               739
  *Catalyst Health Solutions, Inc...............................................           8,550           468,198
  *Celgene Corp.................................................................           1,944           141,329
 #*Celldex Therapeutics, Inc....................................................          37,717           179,156
 #*Celsion Corp.................................................................           1,900             3,990
  *Centene Corp.................................................................          38,472         1,738,934
 #*Cepheid, Inc.................................................................           4,496           198,094
 #*Cerner Corp..................................................................           5,400           328,806
  *Charles River Laboratories International, Inc................................          15,198           513,236
  #Chemed Corp..................................................................          13,268           744,866
 #*Chindex International, Inc...................................................           5,387            48,806
   Cigna Corp...................................................................          17,253           773,452
 #*Codexis, Inc.................................................................          11,100            61,827
  *CombiMatrix Corp.............................................................           5,505             9,358
  *Community Health Systems, Inc................................................          30,914           578,092
   Computer Programs & Systems, Inc.............................................           2,708           155,033
  *Conceptus, Inc...............................................................          29,237           361,954
  *CONMED Corp..................................................................          29,451           865,859
  *Conmed Healthcare Management, Inc............................................           3,548            10,112
   Cooper Cos., Inc. (The)......................................................          35,390         2,553,035
  *Cornerstone Therapeutics, Inc................................................           1,700            10,353
  *Corvel Corp..................................................................           5,484           266,961
  *Covance, Inc.................................................................           7,051           308,904
  *Coventry Health Care, Inc....................................................          91,779         2,759,795
   Covidien P.L.C...............................................................          17,455           898,932
  *Cross Country Healthcare, Inc................................................          25,152           155,188
  *CryoLife, Inc................................................................          28,485           152,110
 #*Cubist Pharmaceuticals, Inc..................................................          34,466         1,406,902
  *Cumberland Pharmaceuticals, Inc..............................................          22,164           134,979
  *Cutera, Inc..................................................................          15,217           118,540
  *Cyberonics, Inc..............................................................           6,029           195,942
  *Cynosure, Inc. Class A.......................................................           9,152           127,487
  *Cytokinetics, Inc............................................................          54,657            57,390
 #*Cytori Therapeutics, Inc.....................................................           5,261            18,045
  *DaVita, Inc..................................................................           7,338           600,322
   Daxor Corp...................................................................           4,092            38,792
  #DENTSPLY International, Inc..................................................          10,234           386,231
  *DepoMed, Inc.................................................................          16,700           100,200
  *Digirad Corp.................................................................          16,700            33,567
  *Durect Corp..................................................................          23,066            18,220
  *DUSA Pharmaceuticals, Inc....................................................           5,456            26,189
  *Dyax Corp....................................................................          30,347            49,466
  *Dynacq Healthcare, Inc.......................................................           2,433             2,287
  *DynaVox, Inc. Class A........................................................             200               758
  *Edwards Lifesciences Corp....................................................          12,200         1,008,574
  *Emergent Biosolutions, Inc...................................................          31,442           533,571
 #*Emeritus Corp................................................................          23,952           418,202
  *Encision, Inc................................................................             800               880
  *Endo Pharmaceuticals Holdings, Inc...........................................          27,013         1,004,073
 #*Endologix, Inc...............................................................          16,579           215,195
   Ensign Group, Inc. (The).....................................................          20,732           549,605
  *Entremed, Inc................................................................              63               134
  *Enzo Biochem, Inc............................................................          39,085            99,667
 #*Enzon Pharmaceuticals, Inc...................................................          52,724           375,922
  *eResearch Technology, Inc....................................................          51,013           282,612
 #*Exact Sciences Corp..........................................................           5,900            55,106
  *Exactech, Inc................................................................          13,157           217,617
 #*Exelixis, Inc................................................................          19,538           103,942

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Five Star Quality Care, Inc..................................................          33,677   $       122,248
  *Forest Laboratories, Inc.....................................................           9,100           289,198
  *Furiex Pharmaceuticals, Inc..................................................           9,611           152,334
  *GenMark Diagnostics, Inc.....................................................             170               782
  *Genomic Health, Inc..........................................................           5,751           159,590
 #*Gen-Probe, Inc...............................................................           4,037           270,196
  *Gentiva Health Services, Inc.................................................          33,575           243,754
 #*Geron Corp...................................................................          34,358            68,029
  *Greatbatch, Inc..............................................................          25,442           595,852
  *GTx, Inc.....................................................................           6,400            37,440
  *Haemonetics Corp.............................................................          14,694           954,522
 #*Halozyme Therapeutics, Inc...................................................           4,516            47,689
  *Hanger Orthopedic Group, Inc.................................................          29,295           573,889
 #*Hansen Medical, Inc..........................................................           6,681            20,912
  *Harvard Bioscience, Inc......................................................          35,325           143,420
  *Health Management Associates, Inc............................................           1,620            10,384
  *Health Net, Inc..............................................................          53,129         2,005,088
  *HealthSouth Corp.............................................................          17,216           332,097
  *HealthStream, Inc............................................................          17,632           327,603
  *Healthways, Inc..............................................................          36,848           278,571
  *Helicos BioSciences Corp.....................................................           3,818               424
  *Hemispherx Biopharma, Inc....................................................           3,300             1,452
 #*Henry Schein, Inc............................................................           8,644           612,773
  #Hill-Rom Holdings, Inc.......................................................          20,130           664,491
  *Hi-Tech Pharmacal Co., Inc...................................................          12,214           476,102
  *HMS Holdings Corp............................................................          15,600           514,956
  *Hologic, Inc.................................................................         108,633         2,215,027
  *Hooper Holmes, Inc...........................................................           6,931             5,024
  *Hospira, Inc.................................................................          11,784           406,077
   Humana, Inc..................................................................          19,973         1,777,996
  *ICU Medical, Inc.............................................................          13,800           641,286
 #*Idenix Pharmaceuticals, Inc..................................................          15,766           211,107
  *Idera Pharmaceuticals, Inc...................................................          20,811            22,060
 #*IDEXX Laboratories, Inc......................................................           1,200           101,508
 #*Illumina, Inc................................................................           9,020           466,875
 #*ImmunoGen, Inc...............................................................           3,760            53,091
 #*Immunomedics, Inc............................................................          19,800            69,696
  *Impax Laboratories, Inc......................................................          36,426           687,359
 #*Incyte Corp..................................................................           8,386           148,432
 #*Infinity Pharmaceuticals, Inc................................................          22,704           138,040
  *Integra LifeSciences Holdings Corp...........................................          16,244           479,523
  *IntegraMed America, Inc......................................................           9,489            85,875
  *Interleukin Genetics, Inc....................................................           2,100               546
 #*InterMune, Inc...............................................................           2,570            38,550
  *Intuitive Surgical, Inc......................................................           1,500           689,865
   Invacare Corp................................................................          31,552           538,908
  *IPC The Hospitalist Co.......................................................           5,478           184,554
  *Iridex Corp..................................................................           2,905            11,330
  *IRIS International, Inc......................................................          17,774           174,007
  *IsoRay, Inc..................................................................           7,600             4,788
  *ISTA Pharmaceuticals, Inc....................................................          10,589            85,347
 #*Jazz Pharmaceuticals P.L.C...................................................           7,093           329,824
   Johnson & Johnson............................................................          13,021           858,214
  *Kensey Nash Corp.............................................................           9,515           220,843
 #*Keryx Biopharmaceuticals, Inc................................................           7,718            26,164
   Kewaunee Scientific Corp.....................................................           2,037            18,944
  *Kindred Healthcare, Inc......................................................          51,176           627,930
 #*K-V Pharmaceutical Co. Class A...............................................          31,749            65,403
  *K-V Pharmaceutical Co. Class B...............................................           3,668             7,813
 #*Laboratory Corp. of America Holdings.........................................           4,947           452,106
   Landauer, Inc................................................................           2,300           130,686

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Lannet Co., Inc..............................................................          29,173   $       148,199
  *LCA-Vision, Inc..............................................................          14,533            73,828
   LeMaitre Vascular, Inc.......................................................          15,418            89,270
 #*Lexicon Pharmaceuticals, Inc.................................................          99,460           144,217
  *LHC Group, Inc...............................................................          17,674           261,929
  *Life Technologies Corp.......................................................          17,891           866,461
  *LifePoint Hospitals, Inc.....................................................          52,181         2,097,154
  *Ligand Pharmaceuticals, Inc. Class B.........................................             978            12,176
  #Lincare Holdings, Inc........................................................          24,550           630,690
  *Luminex Corp.................................................................           8,014           157,876
  *Luna Innovations, Inc........................................................           3,800             6,726
  *Magellan Health Services, Inc................................................          28,259         1,379,604
 #*MannKind Corp................................................................           8,466            22,858
  *Maxygen, Inc.................................................................          41,232           230,487
   McKesson Corp................................................................           9,400           768,168
  *MedAssets, Inc...............................................................          41,315           436,286
  *MedCath Corp.................................................................          19,024           137,924
  *Medco Health Solutions, Inc..................................................          12,000           744,240
  *Medical Action Industries, Inc...............................................          17,432            92,390
  *Medicines Co. (The)..........................................................          33,297           669,936
  *MediciNova, Inc..............................................................           3,758             7,103
  #Medicis Pharmaceutical Corp. Class A.........................................          23,301           771,030
 #*Medidata Solutions, Inc......................................................           2,229            46,586
 #*Mednax, Inc..................................................................           9,473           674,667
  *Medtox Scientific, Inc.......................................................           8,196           139,332
   Medtronic, Inc...............................................................          37,625         1,451,196
   Merck & Co., Inc.............................................................         156,737         5,996,758
 #*Merge Healthcare, Inc........................................................          16,908            92,656
  #Meridian Bioscience, Inc.....................................................           4,873            84,985
  *Merit Medical Systems, Inc...................................................          36,812           519,417
  *Metropolitan Health Networks, Inc............................................          39,383           315,852
 #*Micromet, Inc................................................................           7,445            81,374
  *Misonix, Inc.................................................................           2,130             3,962
  *Molina Healthcare, Inc.......................................................          45,700         1,398,877
 #*Momenta Pharmaceuticals, Inc.................................................           3,800            59,622
  *MWI Veterinary Supply, Inc...................................................           5,580           438,086
  *Mylan, Inc...................................................................          12,899           267,654
  *Myrexis, Inc.................................................................          23,508            66,763
  *Myriad Genetics, Inc.........................................................          11,511           272,350
  *Nabi Biopharmaceuticals......................................................          40,608            75,125
 #*Nanosphere, Inc..............................................................          19,664            36,772
   National Healthcare Corp.....................................................          14,015           621,285
   National Research Corp.......................................................           4,365           171,850
  *Natus Medical, Inc...........................................................          32,869           371,748
  *Neogen Corp..................................................................           8,265           269,191
  *Neurocrine Biosciences, Inc..................................................          12,583           117,022
  *NeurogesX, Inc...............................................................           3,642             3,715
  *NeuroMetrix, Inc.............................................................             858             1,167
 #*Novavax, Inc.................................................................          28,152            42,510
  *NPS Pharmaceuticals, Inc.....................................................           2,969            22,802
 #*NuVasive, Inc................................................................          33,532           519,746
 #*NxStage Medical, Inc.........................................................           2,543            45,621
  *Obagi Medical Products, Inc..................................................          12,043           123,441
  #Omnicare, Inc................................................................         104,411         3,427,813
  *Omnicell, Inc................................................................          32,372           501,119
 #*OncoGenex Pharmaceutical, Inc................................................             350             4,865
 #*Oncothyreon, Inc.............................................................             638             4,345
  *Onyx Pharmaceuticals, Inc....................................................           6,700           274,298
 #*Opko Health, Inc.............................................................           2,600            13,676
 #*Optimer Pharmaceuticals, Inc.................................................           2,748            35,642
  *OraSure Technologies, Inc....................................................          51,704           575,466

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Orexigen Therapeutics, Inc...................................................          11,205   $        30,702
  *Orthofix International N.V...................................................          11,546           463,572
 #*Osiris Therapeutics, Inc.....................................................           4,893            28,526
   Owens & Minor, Inc...........................................................          17,126           520,802
 #*OXiGENE, Inc.................................................................             260               283
 #*Pain Therapeutics, Inc.......................................................          34,082           150,983
  *Palomar Medical Technologies, Inc............................................          19,421           175,760
  *Par Pharmaceutical Cos., Inc.................................................          35,904         1,296,493
  *PAREXEL International Corp...................................................          33,021           795,806
  #Patterson Cos., Inc..........................................................          10,176           327,769
  *PDI, Inc.....................................................................          16,959           108,707
  #PDL BioPharma, Inc...........................................................          35,113           224,372
   PerkinElmer, Inc.............................................................          80,822         1,938,112
  *Pernix Therapeutics Holdings, Inc............................................           3,213            32,323
  #Perrigo Co...................................................................           8,887           849,597
   Pfizer, Inc..................................................................         572,241        12,245,957
 #*PharmAthene, Inc.............................................................           1,665             2,664
  *PharMerica Corp..............................................................          27,535           345,564
 #*PhotoMedex, Inc..............................................................           1,111            14,732
  *Poniard Pharmaceuticals, Inc.................................................              94                94
  *Pozen, Inc...................................................................           6,700            28,542
  *Progenics Pharmaceuticals, Inc...............................................          26,897           259,287
  *ProPhase Labs, Inc...........................................................           6,052             7,262
  *Providence Service Corp......................................................          12,664           191,100
  *pSivida Corp.................................................................          16,173            19,408
 #*PSS World Medical, Inc.......................................................          19,937           483,871
   Psychemedics Corp............................................................             580             5,638
  #Quality Systems, Inc.........................................................           6,400           259,584
   Quest Diagnostics, Inc.......................................................          11,400           662,112
 #*Questcor Pharmaceuticals, Inc................................................           8,700           308,241
 #*Quidel Corp..................................................................          20,929           299,285
  *RadNet, Inc..................................................................           9,355            23,481
 #*Raptor Pharmaceutical Corp...................................................             378             2,706
 #*Regeneron Pharmaceuticals, Inc...............................................           6,200           563,332
  *Repligen Corp................................................................          30,484           122,241
 #*Repros Therapeutics, Inc.....................................................             186               874
  *ResMed, Inc..................................................................           9,600           278,688
  *Rigel Pharmaceuticals, Inc...................................................          41,707           407,477
  *Rochester Medical Corp.......................................................          11,767            87,664
 #*Rockwell Medical Technologies, Inc...........................................           4,791            51,887
  *RTI Biologics, Inc...........................................................          57,817           199,469
  *Salix Pharmaceuticals, Ltd...................................................           3,676           177,183
 #*Sangamo BioSciences, Inc.....................................................           9,383            32,371
  *Santarus, Inc................................................................          24,354           119,335
  *SciClone Pharmaceuticals, Inc................................................          54,867           262,813
 #*Seattle Genetics, Inc........................................................           7,900           149,547
 #*Select Medical Holdings Corp.................................................         111,644           925,529
  *Sirona Dental Systems, Inc...................................................          15,186           734,243
  *Skilled Healthcare Group, Inc. Class A.......................................          19,937           122,413
  *Solta Medical, Inc...........................................................          53,422           160,266
  *SonoSite, Inc................................................................          16,678           899,111
   Span-American Medical System, Inc............................................           3,229            49,016
  *Spectranetics Corp...........................................................          25,926           215,964
 #*Spectrum Pharmaceuticals, Inc................................................          26,500           372,855
  *SRI/Surgical Express, Inc....................................................           3,197            12,884
   St. Jude Medical, Inc........................................................          11,500           479,665
 #*Staar Surgical Co............................................................          12,177           132,608
  *StemCells, Inc...............................................................           1,150             1,162
  *Stereotaxis, Inc.............................................................          13,378             9,418
  #STERIS Corp..................................................................          18,098           544,388
  *Strategic Diagnostics, Inc...................................................          12,404            22,947

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  #Stryker Corp.................................................................           8,562   $       474,592
  *Sucampo Pharmaceuticals, Inc. Class A........................................          13,917            61,791
  *Sun Healthcare Group, Inc....................................................          18,985            86,192
  *SunLink Health Systems, Inc..................................................           1,702             2,264
 #*Sunrise Senior Living, Inc...................................................          32,412           230,449
  *SurModics, Inc...............................................................          17,188           247,851
  *Symmetry Medical, Inc........................................................          36,469           273,882
 #*Synageva BioPharma Corp......................................................           3,718           132,101
  *Synovis Life Technologies, Inc...............................................          10,317           288,566
 #*Synta Pharmaceuticals Corp...................................................           5,731            26,535
  *Targacept, Inc...............................................................           1,995            12,130
  *Team Health Holdings, Inc....................................................          13,046           268,748
  #Techne Corp..................................................................           3,336           227,682
   Teleflex, Inc................................................................          36,922         2,259,257
  *Tenet Healthcare Corp........................................................          98,277           519,885
  *Theragenics Corp.............................................................          14,207            23,868
 #*Theravance, Inc..............................................................           4,085            72,468
  *Thermo Fisher Scientific, Inc................................................          54,233         2,868,926
  *Thoratec Corp................................................................          14,300           420,420
  *TranS1, Inc..................................................................          18,253            53,299
  *Transcend Services, Inc......................................................           4,825           119,756
 #*Transcept Pharmaceuticals, Inc...............................................          12,506           100,298
  *Triple-S Management Corp. Class B............................................          20,128           429,330
   U.S. Physical Therapy, Inc...................................................          10,926           222,890
  *United Therapeutics Corp.....................................................           5,700           280,326
   UnitedHealth Group, Inc......................................................          79,287         4,106,274
  *Universal American Corp......................................................          85,446           939,052
  #Universal Health Services, Inc...............................................          21,018           867,833
 #*Urologix, Inc................................................................           3,584             3,799
   Utah Medical Products, Inc...................................................           3,213            92,888
  *Vascular Solutions, Inc......................................................          15,185           169,009
 #*VCA Antech, Inc..............................................................          72,704         1,627,116
  *Vertex Pharmaceuticals, Inc..................................................           1,600            59,120
 #*Vical, Inc...................................................................          25,668            90,095
  *Viropharma, Inc..............................................................          71,930         2,142,795
  *Watson Pharmaceuticals, Inc..................................................          27,100         1,588,873
  *WellCare Health Plans, Inc...................................................          35,383         2,114,488
   WellPoint, Inc...............................................................          62,400         4,013,568
  #West Pharmaceutical Services, Inc............................................          21,915           887,119
  *Wright Medical Group, Inc....................................................          35,501           601,742
  *XenoPort, Inc................................................................          28,231           118,288
 #*XOMA Corp....................................................................             564               784
   Young Innovations, Inc.......................................................           8,047           245,755
 #*Zalicus, Inc.................................................................          12,688            13,576
  *Zimmer Holdings, Inc.........................................................          13,795           838,046
  *Zoll Medical Corp............................................................          16,865         1,156,602
                                                                                                   ---------------
Total Health Care...............................................................                       170,297,933
                                                                                                   ---------------
Industrials -- (12.3%)
 #*3D Systems Corp..............................................................          33,209           634,956
   A.O. Smith Corp..............................................................          20,294           862,089
  *A.T. Cross Co. Class A.......................................................           8,242            81,761
 #*A123 Systems, Inc............................................................          34,175            74,160
  #AAON, Inc....................................................................          14,811           299,923
   AAR Corp.....................................................................          43,841           928,991
   ABM Industries, Inc..........................................................          47,886         1,039,126
  *Acacia Research - Acacia Technologies........................................          20,040           824,846
  *ACCO Brands Corp.............................................................          35,600           378,072
  #Aceto Corp...................................................................          28,107           206,305
  *Active Power, Inc............................................................           4,800             4,133
   Actuant Corp. Class A........................................................          63,417         1,607,621

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Acuity Brands, Inc...........................................................           8,629   $       502,467
  *Advisory Board Co. (The).....................................................           6,098           465,155
  *AECOM Technology Corp........................................................         104,656         2,395,576
 #*Aegion Corp..................................................................          33,265           567,834
  *AeroCentury Corp.............................................................           1,149            11,088
  *Aerosonic Corp...............................................................             970             3,279
 #*Aerovironment, Inc...........................................................          17,556           489,286
  *AGCO Corp....................................................................          24,204         1,232,710
 #*Air Transport Services Group, Inc............................................          60,496           363,581
   Aircastle, Ltd...............................................................          69,572           980,965
   Alamo Group, Inc.............................................................          12,115           352,546
  *Alaska Air Group, Inc........................................................          31,350         2,386,675
   Albany International Corp. Class A...........................................          25,806           619,860
   Alexander & Baldwin, Inc.....................................................          46,560         2,202,288
 #*Allegiant Travel Co..........................................................          12,261           673,987
   Alliant Techsystems, Inc.....................................................          10,801           641,687
 .*Allied Defense Group, Inc....................................................           6,064            19,102
   Allied Motion Technologies, Inc..............................................           7,032            41,911
  *Altra Holdings, Inc..........................................................          25,070           481,093
   Amerco, Inc..................................................................          20,188         1,952,583
  *Ameresco, Inc. Class A.......................................................           8,912           116,836
  *American Railcar Industries, Inc.............................................          23,316           608,548
  *American Reprographics Co....................................................          41,802           251,230
   American Science & Engineering, Inc..........................................           5,381           384,741
   American Woodmark Corp.......................................................          13,590           193,250
   AMETEK, Inc..................................................................          12,679           595,913
   Ampco-Pittsburgh Corp........................................................          10,408           223,252
  *AMREP Corp...................................................................           5,440            32,640
   Apogee Enterprises, Inc......................................................          29,471           405,226
  *Applied Energetics, Inc......................................................             115                 7
   Applied Industrial Technologies, Inc.........................................          36,674         1,414,883
   Argan, Inc...................................................................          10,846           157,267
   Arkansas Best Corp...........................................................          27,392           496,343
  *Armstrong World Industries, Inc..............................................          29,339         1,370,131
 #*Ascent Solar Technologies, Inc...............................................          31,175            23,069
  *Astec Industries, Inc........................................................          19,879           672,308
  *Astronics Corp...............................................................           4,979           165,850
 #*Astronics Corp. Class B......................................................             835            27,861
  *Atlas Air Worldwide Holdings, Inc............................................          25,830         1,230,412
  *Avalon Holding Corp. Class A.................................................             700             2,527
   Avery Dennison Corp..........................................................           8,500           230,775
  *Avis Budget Group, Inc.......................................................         108,190         1,552,526
   AZZ, Inc.....................................................................          12,585           617,798
  *Babcock & Wilcox Co. (The)...................................................           4,536           112,720
  #Badger Meter, Inc............................................................           9,597           308,448
  *Baldwin Technology Co., Inc. Class A.........................................           9,038             8,134
  #Barnes Group, Inc............................................................          49,874         1,261,313
   Barrett Business Services, Inc...............................................          10,251           197,332
  *BE Aerospace, Inc............................................................          17,682           746,180
  *Beacon Roofing Supply, Inc...................................................          45,369         1,037,135
   Belden, Inc..................................................................          29,135         1,142,383
  *Blount International, Inc....................................................          11,297           185,497
  *BlueLinx Holdings, Inc.......................................................          45,562            81,556
   Brady Corp. Class A..........................................................          44,654         1,445,450
  *Breeze-Eastern Corp..........................................................           7,923            68,019
  #Briggs & Stratton Corp.......................................................          51,339           801,402
   Brink's Co. (The)............................................................          21,642           610,088
  *Broadwind Energy, Inc........................................................             700               476
  *Builders FirstSource, Inc....................................................          57,379           145,169
  *CAI International, Inc.......................................................          20,115           350,403
   Carlisle Cos., Inc...........................................................          30,362         1,449,178

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Cascade Corp.................................................................          11,310   $       642,634
  *Casella Waste Systems, Inc. Class A..........................................          26,991           185,428
 #*CBIZ, Inc....................................................................          54,187           339,752
   CDI Corp.....................................................................          20,185           302,169
   CECO Environmental Corp......................................................          11,549            74,145
   Celadon Group, Inc...........................................................          22,259           332,772
 #*Cenveo, Inc..................................................................           9,454            31,671
  *Ceradyne, Inc................................................................          24,502           810,771
  *Champion Industries, Inc.....................................................           6,476             5,239
  *Chart Industries, Inc........................................................          23,323         1,300,490
   Chase Corp...................................................................           8,818           117,279
   Chicago Rivet & Machine Co...................................................             508             9,398
   Cintas Corp..................................................................          14,003           518,811
   CIRCOR International, Inc....................................................          15,500           587,605
   CLAROC, Inc..................................................................           7,342           377,452
 #*Clean Harbors, Inc...........................................................           5,654           358,746
  *Coleman Cable, Inc...........................................................           3,057            32,802
  *Colfax Corp..................................................................          16,278           494,200
  *Columbus McKinnon Corp.......................................................          19,530           311,504
   Comfort Systems USA, Inc.....................................................          37,387           447,149
  *Command Security Corp........................................................           5,329             8,633
  *Commercial Vehicle Group, Inc................................................           6,662            83,342
 #*Competitive Technologies, Inc................................................           3,200             3,840
   CompX International, Inc.....................................................           2,300            34,937
  *Consolidated Graphics, Inc...................................................          11,300           573,927
   Con-way, Inc.................................................................          47,707         1,514,220
   Cooper Industries P.L.C......................................................           9,384           554,782
 #*Copart, Inc..................................................................           9,140           429,946
   Corporate Executive Board Co.................................................           6,786           266,893
 #*Corrections Corp. of America.................................................          33,736           793,808
  *CoStar Group, Inc............................................................           5,976           338,660
   Courier Corp.................................................................          16,697           206,542
   Covanta Holding Corp.........................................................          72,175         1,031,381
  *Covenant Transportation Group, Inc. Class A..................................          11,052            36,472
  *CPI Aerostructures, Inc......................................................           6,498            91,232
  *CRA International, Inc.......................................................          11,485           248,191
   Crane Co.....................................................................          11,386           546,528
   CSX Corp.....................................................................         116,640         2,630,232
   Cubic Corp...................................................................          17,050           788,392
   Cummins, Inc.................................................................           5,600           582,400
   Curtiss-Wright Corp..........................................................          46,573         1,739,967
  #Danaher Corp.................................................................          22,520         1,182,525
   Deere & Co...................................................................           6,800           585,820
  *Delta Air Lines, Inc.........................................................          61,200           645,660
   Deluxe Corp..................................................................          16,822           430,139
  *DigitalGlobe, Inc............................................................          17,917           281,118
  *Dollar Thrifty Automotive Group, Inc.........................................          17,875         1,316,494
  #Donaldson Co., Inc...........................................................           1,400           101,220
   Douglas Dynamics, Inc........................................................          22,382           304,619
   Dover Corp...................................................................          12,795           811,331
  *Ducommun, Inc................................................................          11,679           168,762
   Dun & Bradstreet Corp. (The).................................................           4,626           383,079
  *DXP Enterprises, Inc.........................................................          12,720           429,046
  *Dycom Industries, Inc........................................................          34,488           737,009
   Dynamic Materials Corp.......................................................          13,406           296,273
  *Eagle Bulk Shipping, Inc.....................................................          58,614            83,232
   Eastern Co. (The)............................................................           5,585           112,538
   Eaton Corp...................................................................          21,739         1,065,863
   Ecology & Environment, Inc. Class A..........................................           2,583            44,066
   EMCOR Group, Inc.............................................................          60,478         1,743,581
   Emerson Electric Co..........................................................           1,000            51,380

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Empire Resources, Inc........................................................           7,000   $        18,970
   Encore Wire Corp.............................................................          22,128           604,094
  *Ener1, Inc...................................................................          26,288               418
 #*Energy Conversion Devices, Inc...............................................          23,200            23,432
 #*Energy Recovery, Inc.........................................................          22,116            54,627
  *EnergySolutions, Inc.........................................................          84,639           301,315
 #*EnerNOC, Inc.................................................................             174             1,592
  *EnerSys......................................................................          43,518         1,261,152
   Ennis, Inc...................................................................          35,570           588,328
  *EnPro Industries, Inc........................................................          21,672           765,238
  *Environmental Tectonics Corp.................................................             400               720
   Equifax, Inc.................................................................          11,845           461,600
   ESCO Technologies, Inc.......................................................          27,242           819,167
   Espey Manufacturing & Electronics Corp.......................................           3,027            72,194
  *Esterline Technologies Corp..................................................          37,098         2,268,543
 #*Excel Maritime Carriers, Ltd.................................................          77,771           114,323
  #Exelis, Inc..................................................................          18,081           180,629
  *Exponent, Inc................................................................          10,460           510,971
  *Federal Signal Corp..........................................................          60,755           256,994
   FedEx Corp...................................................................          20,680         1,892,013
  *Flanders Corp................................................................          26,480            81,558
  *Flow International Corp......................................................          43,553           164,195
  #Flowserve Corp...............................................................           3,400           374,578
   Fluor Corp...................................................................           7,335           412,520
  *Fortune Brands Home & Security, Inc..........................................          31,053           576,654
  *Fortune Industries, Inc......................................................             800               428
   Forward Air Corp.............................................................           7,700           269,500
  *Franklin Covey Co............................................................          20,197           177,734
   Franklin Electric Co., Inc...................................................          17,772           889,666
  *Freightcar America, Inc......................................................          11,935           259,109
  *Frozen Food Express Industries...............................................          13,412            18,106
 #*FTI Consulting, Inc..........................................................          36,559         1,565,456
  *Fuel Tech, Inc...............................................................          23,754           143,237
  *FuelCell Energy, Inc.........................................................           7,606             7,454
  *Furmanite Corp...............................................................          32,530           250,806
   G & K Services, Inc. Class A.................................................          19,219           631,536
   Gardner Denver Machinery, Inc................................................          12,374           923,100
   GATX Corp....................................................................          50,400         2,164,176
 #*Genco Shipping & Trading, Ltd................................................          37,243           260,701
  *Gencor Industries, Inc.......................................................           4,926            35,319
 #*GenCorp, Inc.................................................................          20,666           113,456
  *Generac Holdings, Inc........................................................           6,138           178,370
 #*General Cable Corp...........................................................          45,203         1,394,965
   General Dynamics Corp........................................................          21,757         1,504,714
   General Electric Co..........................................................         741,934        13,881,585
  *Genesee & Wyoming, Inc.......................................................          19,426         1,206,355
  *GEO Group, Inc. (The)........................................................          70,199         1,234,098
  *GeoEye, Inc..................................................................          20,235           443,349
  *Gibraltar Industries, Inc....................................................          31,509           493,746
  *Global Power Equipment Group, Inc............................................          14,683           376,619
   Goodrich Corp................................................................           8,308         1,036,423
   Gorman-Rupp Co. (The)........................................................          13,753           431,569
  *GP Strategies Corp...........................................................          18,640           274,008
  #Graco, Inc...................................................................           4,338           199,461
  *Graftech International, Ltd..................................................          27,233           447,166
   Graham Corp..................................................................           9,034           197,122
  #Granite Construction, Inc....................................................          38,059         1,013,511
   Great Lakes Dredge & Dock Corp...............................................          61,755           395,232
  *Greenbrier Cos., Inc.........................................................          23,067           513,241
   Griffon Corp.................................................................          63,776           635,847
  *H&E Equipment Services, Inc..................................................          35,699           606,526

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Hardinge, Inc................................................................          11,399   $       121,171
   Harsco Corp..................................................................          28,470           632,888
  *Hawaiian Holdings, Inc.......................................................          51,268           356,825
  #Healthcare Services Group, Inc...............................................          10,487           196,002
  #Heartland Express, Inc.......................................................          21,961           325,462
  #HEICO Corp...................................................................           9,210           512,076
   HEICO Corp. Class A..........................................................          18,056           696,059
   Heidrick & Struggles International, Inc......................................          18,417           404,806
 #*Heritage-Crystal Clean, Inc..................................................           3,951            81,312
  #Herman Miller, Inc...........................................................          11,372           240,177
  *Hertz Global Holdings, Inc...................................................          60,079           817,074
 #*Hexcel Corp..................................................................          30,863           773,735
  *Hill International, Inc......................................................          38,996           232,026
  #HNI Corp.....................................................................          22,562           612,107
 #*Hoku Corp....................................................................          41,071            27,928
   Honeywell International, Inc.................................................           5,800           336,632
  *Horizon Lines, Inc. Class A..................................................           1,555             3,965
   Houston Wire & Cable Co......................................................          15,535           221,684
  *Hub Group, Inc. Class A......................................................          22,675           776,165
   Hubbell, Inc. Class A........................................................           1,952           130,667
   Hubbell, Inc. Class B........................................................           8,716           627,203
  *Hudson Highland Group, Inc...................................................          31,694           169,563
 #*Huntington Ingalls Industries, Inc...........................................           5,604           211,159
  *Hurco Cos., Inc..............................................................           6,280           148,020
  *Huron Consulting Group, Inc..................................................          20,076           752,448
  *ICF International, Inc.......................................................          19,861           562,861
  #IDEX Corp....................................................................          28,472         1,153,685
 #*IHS, Inc.....................................................................           4,370           391,028
  *II-VI, Inc...................................................................          37,904           872,171
   Illinois Tool Works, Inc.....................................................          13,217           700,898
  *Ingersoll-Rand P.L.C.........................................................          22,300           779,162
 #*InnerWorkings, Inc...........................................................          41,865           461,771
  *Innotrac Corp................................................................           2,916             3,543
  *Innovative Solutions & Support, Inc..........................................          16,826            65,621
   Insperity, Inc...............................................................          15,017           420,776
   Insteel Industries, Inc......................................................          18,283           234,022
  *Integrated Electrical Services, Inc..........................................          12,442            30,234
   Interface, Inc. Class A......................................................          20,808           276,538
  *Interline Brands, Inc........................................................          34,133           580,602
   International Shipholding Corp...............................................           1,100            25,025
   Intersections, Inc...........................................................          17,107           210,074
   Iron Mountain, Inc...........................................................          17,586           542,001
   ITT Corp.....................................................................           9,940           216,106
  #J.B. Hunt Transport Services, Inc............................................           6,000           306,420
  *Jacobs Engineering Group, Inc................................................          12,442           556,904
 #*JetBlue Airways Corp.........................................................         294,299         1,745,193
   John Bean Technologies Corp..................................................          17,594           288,718
   Joy Global, Inc..............................................................           1,087            98,580
  *Kadant, Inc..................................................................           1,953            47,380
   Kaman Corp...................................................................          19,314           602,017
  *Kansas City Southern.........................................................          26,344         1,808,252
  *KAR Auction Services, Inc....................................................          31,720           467,553
  #Kaydon Corp..................................................................          31,776         1,084,197
   KBR, Inc.....................................................................           3,711           119,272
   Kelly Services, Inc. Class A.................................................          44,500           719,120
   Kelly Services, Inc. Class B.................................................             700            11,529
   Kennametal, Inc..............................................................          31,751         1,368,786
  *Key Technology, Inc..........................................................           5,258            65,462
  *Kforce, Inc..................................................................          41,201           512,540
   Kimball International, Inc. Class B..........................................          26,833           163,413
 #*Kirby Corp...................................................................          23,203         1,549,264

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Knight Transportation, Inc...................................................          51,813   $       912,427
   Knoll, Inc...................................................................           9,371           149,561
  *Korn/Ferry International.....................................................          43,092           708,002
 #*Kratos Defense & Security Solutions, Inc.....................................          32,244           218,937
   L.B. Foster Co. Class A......................................................          10,006           298,679
   L.S. Starrett Co. Class A....................................................           6,844            99,306
   L-3 Communications Holdings, Inc.............................................          54,407         3,848,751
  #Landstar System, Inc.........................................................           3,029           154,933
   Lawson Products, Inc.........................................................           8,649           145,217
  *Layne Christensen Co.........................................................          20,836           484,020
 #*LECG Corp....................................................................          22,233               206
  #Lennox International, Inc....................................................           5,950           215,390
  #Lincoln Electric Holdings, Inc...............................................          19,400           833,230
  #Lindsay Corp.................................................................           5,627           343,979
  *LMI Aerospace, Inc...........................................................          12,804           253,391
   LSI Industries, Inc..........................................................          32,842           233,507
  *Lydall, Inc..................................................................          16,467           155,119
  *Magnetek, Inc................................................................           1,197            16,483
  *Manitex International, Inc...................................................           3,300            19,437
   Manitowoc Co., Inc. (The)....................................................          58,740           789,466
   Manpower, Inc................................................................          11,545           463,070
   Marten Transport, Ltd........................................................          22,833           498,901
   Masco Corp...................................................................          60,333           728,219
 #*MasTec, Inc..................................................................          76,802         1,251,105
 #*McEwen Mining, Inc...........................................................          72,716           421,753
   McGrath Rentcorp.............................................................          23,486           747,794
  *Meritor, Inc.................................................................          42,906           269,450
  *Metalico, Inc................................................................          45,886           167,025
   Met-Pro Corp.................................................................          14,191           148,864
  *MFRI, Inc....................................................................           5,530            40,811
  *Michael Baker Corp...........................................................           8,875           217,349
  *Microvision, Inc.............................................................          19,600             7,644
  *Middleby Corp................................................................           6,296           605,360
   Miller Industries, Inc.......................................................          13,370           218,065
  #Mine Safety Appliances Co....................................................          21,994           750,875
  *Mistras Group, Inc...........................................................          15,163           341,471
 #*Mobile Mini, Inc.............................................................          46,859           974,667
  *Moog, Inc. Class A...........................................................          37,744         1,608,649
  *Moog, Inc. Class B...........................................................           2,658           113,470
   MSC Industrial Direct Co., Inc. Class A......................................           2,891           219,774
   Mueller Industries, Inc......................................................          35,636         1,575,468
 #*Mueller Water Products, Inc. Class A.........................................         154,034           422,053
   Multi-Color Corp.............................................................          14,863           340,511
  *MYR Group, Inc...............................................................          21,144           422,457
   NACCO Industries, Inc. Class A...............................................           6,974           712,743
  #National Presto Industries, Inc..............................................           4,561           445,701
  *National Technical Systems, Inc..............................................          10,048            52,149
  *Navigant Consulting, Inc.....................................................          52,690           674,959
  *Navistar International Corp..................................................           1,608            69,610
  *NN, Inc......................................................................          14,549           113,628
  #Nordson Corp.................................................................          10,870           492,846
   Norfolk Southern Corp........................................................          47,376         3,420,547
   Northrop Grumman Corp........................................................          35,013         2,032,505
  *Northwest Pipe Co............................................................          10,009           228,305
 #*Ocean Power Technologies, Inc................................................           8,120            23,304
  *Old Dominion Freight Line, Inc...............................................          29,634         1,263,001
  *Omega Flex, Inc..............................................................           4,638            74,254
  *On Assignment, Inc...........................................................          40,261           451,326
  *Orbital Sciences Corp........................................................          53,289           772,158
  *Orion Energy Systems, Inc....................................................          20,365            63,946
  *Orion Marine Group, Inc......................................................           9,455            68,454

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Oshkosh Corp.................................................................          40,594   $       985,622
  *Owens Corning, Inc...........................................................         111,321         3,757,084
  *P.A.M. Transportation Services, Inc..........................................           8,221            87,965
   PACCAR, Inc..................................................................           1,786            78,941
 #*Pacer International, Inc.....................................................          35,085           211,913
   Pall Corp....................................................................           7,100           423,728
   Parker Hannifin Corp.........................................................           8,301           669,725
  *Park-Ohio Holdings Corp......................................................          12,584           250,296
  *Patrick Industries, Inc......................................................           3,895            22,279
  *Patriot Transportation Holding, Inc..........................................           7,423           152,543
  #Pentair, Inc.................................................................          46,786         1,722,661
  *PGT, Inc.....................................................................          33,088            44,338
  *Pike Electric Corp...........................................................          34,431           274,071
  *Pinnacle Airlines Corp.......................................................          22,177            31,270
  #Pitney Bowes, Inc............................................................           4,400            83,468
  *Plug Power, Inc..............................................................           4,599             8,922
 #*PMFG, Inc....................................................................           6,887           151,652
 #*Polypore International, Inc..................................................          11,353           432,322
  *Powell Industries, Inc.......................................................          12,099           418,746
  *PowerSecure International, Inc...............................................          21,567           136,519
   Precision Castparts Corp.....................................................           3,200           523,776
   Preformed Line Products Co...................................................           5,712           369,109
  #Primoris Services Corp.......................................................          14,874           236,645
   Providence & Worcester Railroad Co...........................................           2,562            30,065
  #Quad/Graphics, Inc...........................................................           9,234           108,500
  *Quality Distribution, Inc....................................................          14,805           181,805
   Quanex Building Products Corp................................................          31,374           515,475
  *Quanta Services, Inc.........................................................          99,324         2,145,398
  #R. R. Donnelley & Sons Co....................................................          91,847         1,043,382
  *RailAmerica, Inc.............................................................          51,576           770,545
   Raven Industries, Inc........................................................           6,900           447,741
   Raytheon Co..................................................................          24,505         1,175,995
  *RBC Bearings, Inc............................................................          13,626           616,985
  *RCM Technologies, Inc........................................................          10,468            56,946
  *Real Goods Solar, Inc. Class A...............................................           3,565             5,169
  #Regal-Beloit Corp............................................................          19,100         1,084,307
 #*Republic Airways Holdings, Inc...............................................          47,100           259,521
   Republic Services, Inc.......................................................          32,775           959,652
   Resources Connection, Inc....................................................          50,734           630,116
  *Roadrunner Transportation Systems, Inc.......................................          21,393           321,751
   Robbins & Myers, Inc.........................................................          36,673         1,780,841
   Robert Half International, Inc...............................................           4,300           119,067
   Rockwell Automation, Inc.....................................................           9,200           716,404
  #Rollins, Inc.................................................................          11,475           245,450
   Roper Industries, Inc........................................................           9,010           841,444
  *RSC Holdings, Inc............................................................          15,120           320,393
  *Rush Enterprises, Inc. Class A...............................................          26,551           610,939
  *Rush Enterprises, Inc. Class B...............................................           4,506            86,065
   Ryder System, Inc............................................................          66,622         3,749,486
  *Saia, Inc....................................................................          16,415           247,210
  *Sauer-Danfoss, Inc...........................................................          25,891         1,304,906
   Schawk, Inc..................................................................          24,990           335,866
  *School Specialty, Inc........................................................          19,188            61,785
  *Seaboard Corp................................................................             535         1,038,713
   Servotronics, Inc............................................................           1,499            13,491
 #*Shaw Group, Inc..............................................................          17,380           471,693
   SIFCO Industries, Inc........................................................           4,888           107,389
   Simpson Manufacturing Co., Inc...............................................          43,510         1,408,854
   SkyWest, Inc.................................................................          76,589           980,339
  *SL Industries, Inc...........................................................           9,000           161,550
   SmartPros, Ltd...............................................................           1,700             3,145

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Snap-on, Inc.................................................................          25,128   $     1,419,983
   Southwest Airlines Co........................................................         379,482         3,635,438
  *Sparton Corp.................................................................           9,582            82,022
  *Spirit Aerosystems Holdings, Inc. Class A....................................          35,212           800,721
  #SPX Corp.....................................................................          12,889           897,461
  *Standard Parking Corp........................................................           9,108           161,029
  #Standard Register Co.........................................................          26,210            52,682
   Standex International Corp...................................................          13,134           526,542
   Stanley Black & Decker, Inc..................................................          30,028         2,107,365
  #Steelcase, Inc. Class A......................................................          78,500           683,735
  *Stericycle, Inc..............................................................           2,400           201,648
  *Sterling Construction Co., Inc...............................................          16,504           198,213
   Sun Hydraulics Corp..........................................................          13,752           386,294
   Superior Uniform Group, Inc..................................................           9,577           119,234
  *Supreme Industries, Inc. Class A.............................................           8,847            26,010
  *SYKES Enterprises, Inc.......................................................          40,841           715,943
  *Sypris Solutions, Inc........................................................          16,520            67,732
  #TAL International Group, Inc.................................................          31,992         1,065,654
  *Taser International, Inc.....................................................          53,936           256,735
  *Team, Inc....................................................................          17,397           507,818
  *Tecumseh Products Co. Class A................................................          13,430            67,419
  *Tecumseh Products Co. Class B................................................           2,690            13,087
  *Teledyne Technologies, Inc...................................................          29,612         1,680,777
   Tennant Co...................................................................           9,645           371,140
 #*Terex Corp...................................................................          58,193         1,152,221
  *Tetra Tech, Inc..............................................................          56,718         1,311,887
   Textainer Group Holdings, Ltd................................................          34,000         1,074,060
  #Textron, Inc.................................................................          27,184           692,648
 #*Thomas & Betts Corp..........................................................          32,497         2,319,961
  #Timken Co....................................................................          13,113           640,308
  #Titan International, Inc.....................................................          30,018           724,635
  *Titan Machinery, Inc.........................................................          22,376           553,582
   Toro Co......................................................................           3,900           247,221
   Towers Watson & Co...........................................................           5,900           352,820
  *TransDigm Group, Inc.........................................................           4,939           516,274
  *TRC Cos., Inc................................................................          16,381           101,726
   Tredegar Corp................................................................          22,267           549,104
  *Trex Co., Inc................................................................          11,710           290,642
  *TriMas Corp..................................................................          29,364           636,318
   Trinity Industries, Inc......................................................          79,600         2,504,216
  #Triumph Group, Inc...........................................................          29,456         1,843,062
  *TrueBlue, Inc................................................................          43,353           715,758
  *Tufco Technologies, Inc......................................................           2,000             6,500
  *Tutor Perini Corp............................................................          45,655           693,499
  #Twin Disc, Inc...............................................................          16,900           522,717
   Tyco International, Ltd......................................................          31,924         1,626,528
   U.S. Home Systems, Inc.......................................................           6,061            55,094
  *Ultralife Corp...............................................................          16,511            68,851
   UniFirst Corp................................................................          13,574           819,598
   Union Pacific Corp...........................................................          38,880         4,444,373
 #*United Continental Holdings, Inc.............................................          47,235         1,091,128
 #*United Rentals, Inc..........................................................          38,603         1,476,179
  #United Stationers, Inc.......................................................          39,596         1,280,139
   United Technologies Corp.....................................................          14,283         1,119,073
   Universal Forest Products, Inc...............................................          23,626           750,598
  *Universal Power Group, Inc...................................................           2,111             3,568
  *Universal Security Instruments, Inc..........................................           1,213             7,048
   Universal Truckload Services, Inc............................................          14,998           266,664
  *UQM Technologies, Inc........................................................          24,036            40,140
  *URS Corp.....................................................................          77,292         3,180,566
 #*US Airways Group, Inc........................................................          31,644           267,075

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   US Ecology, Inc..............................................................          15,465   $       289,505
  *USA Truck, Inc...............................................................          12,082           113,933
 #*USG Corp.....................................................................          53,224           683,396
   UTi Worldwide, Inc...........................................................          54,495           811,431
  #Valmont Industries, Inc......................................................           5,100           535,041
  *Versar, Inc..................................................................           6,758            20,477
   Viad Corp....................................................................          23,700           479,451
   Vicor Corp...................................................................          23,646           211,159
   Virco Manufacturing Corp.....................................................          21,636            38,512
  *Volt Information Sciences, Inc...............................................          24,400           172,996
   VSE Corp.....................................................................           4,568           119,727
   W.W. Grainger, Inc...........................................................           3,802           725,193
  #Wabtec Corp..................................................................           5,944           408,888
  #Waste Connections, Inc.......................................................          37,229         1,202,869
  #Waste Management, Inc........................................................          16,900           587,444
  #Watsco, Inc..................................................................           7,900           544,863
   Watsco, Inc. Class B.........................................................           1,205            84,049
   Watts Water Technologies, Inc. Class A.......................................          30,800         1,187,340
  *WCA Waste Corp...............................................................          15,910           103,097
  #Werner Enterprises, Inc......................................................          36,435           952,047
  *WESCO International, Inc.....................................................          26,617         1,673,677
  *Willdan Group, Inc...........................................................           5,554            21,105
  *Willis Lease Finance Corp....................................................           8,106           110,079
  #Woodward, Inc................................................................           8,559           359,307
  *XPO Logistics, Inc...........................................................           7,011            80,416
   Xylem, Inc...................................................................          18,081           468,479
                                                                                                   ---------------
Total Industrials...............................................................                       280,436,621
                                                                                                   ---------------
Information Technology -- (10.8%)
  *Accelrys, Inc................................................................          58,104           435,199
  *ACI Worldwide, Inc...........................................................          11,752           357,026
 #*Acme Packet, Inc.............................................................           4,873           142,438
   Acorn Energy, Inc............................................................          11,456            74,120
   Activision Blizzard, Inc.....................................................          73,344           905,065
  *Actuate Corp.................................................................          49,152           283,116
  *Acxiom Corp..................................................................          71,059           974,929
  *ADDvantage Technologies Group, Inc...........................................           7,160            15,824
  *Adept Technology, Inc........................................................          10,771            27,466
  *Adobe Systems, Inc...........................................................          13,169           407,581
   ADTRAN, Inc..................................................................           8,200           283,966
  *Advanced Energy Industries, Inc..............................................          41,024           436,495
 #*Advanced Micro Devices, Inc..................................................          51,208           343,606
  *Advanced Photonix, Inc. Class A..............................................           3,600             2,523
 #*Advent Software, Inc.........................................................          10,240           268,800
  *Aehr Test Systems............................................................           2,692             2,019
  *Aetrium, Inc.................................................................           6,505             6,115
  *Agilysys, Inc................................................................          23,700           192,918
  *Akamai Technologies, Inc.....................................................           5,673           182,954
 #*Alliance Data Systems Corp...................................................           2,000           221,600
  *Alpha & Omega Semiconductor, Ltd.............................................           3,681            34,160
   Altera Corp..................................................................          12,700           505,333
  *Amdocs, Ltd..................................................................           8,754           257,718
   American Software, Inc. Class A..............................................          24,803           222,483
 #*Amkor Technology, Inc........................................................         157,545           902,733
   Amphenol Corp................................................................           8,590           467,554
  *Amtech Systems, Inc..........................................................           8,142            82,967
  *Anadigics, Inc...............................................................          58,418           160,649
   Analog Devices, Inc..........................................................          17,851           698,510
  *Analysts International Corp..................................................           4,226            28,314
  *Anaren, Inc..................................................................          15,344           267,292
 #*Ancestry.com, Inc............................................................           3,800           112,480

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Anixter International, Inc...................................................          14,377   $       941,837
 #*ANSYS, Inc...................................................................           7,505           453,977
 #*AOL, Inc.....................................................................          64,861         1,051,397
   Applied Materials, Inc.......................................................          89,479         1,098,802
 #*Applied Micro Circuits Corp..................................................          68,408           535,635
  *Ariba, Inc...................................................................          18,556           506,579
  *Arris Group, Inc.............................................................         120,339         1,405,560
  *Arrow Electronics, Inc.......................................................          93,808         3,873,332
 #*Aruba Networks, Inc..........................................................          17,842           395,736
 #*AsiaInfo-Linkage, Inc........................................................          49,518           580,846
  *Aspen Technology, Inc........................................................           4,189            75,444
   Astro-Med, Inc...............................................................           5,885            47,080
  *Atmel Corp...................................................................          64,933           630,499
  *ATMI, Inc....................................................................          31,303           731,864
  *ATS Corp.....................................................................           2,168             6,851
  *AuthenTec, Inc...............................................................          31,938           111,144
  *Authentidate Holding Corp....................................................           4,472             3,175
  *Autobytel, Inc...............................................................          11,121            10,343
  *Autodesk, Inc................................................................           3,253           117,108
   Avago Technologies, Ltd......................................................           4,277           145,161
  *Aviat Networks, Inc..........................................................          56,305           124,997
  *Avid Technology, Inc.........................................................          43,600           422,484
  *Avnet, Inc...................................................................          78,696         2,744,130
   AVX Corp.....................................................................         116,630         1,534,851
  *Aware, Inc...................................................................          18,447            59,030
  *Axcelis Technologies, Inc....................................................         105,079           189,142
  *AXT, Inc.....................................................................          32,748           167,670
   Bel Fuse, Inc. Class A.......................................................           3,300            70,191
   Bel Fuse, Inc. Class B.......................................................           9,364           189,621
  *Benchmark Electronics, Inc...................................................          77,718         1,336,750
   Black Box Corp...............................................................          26,915           832,212
   Blackbaud, Inc...............................................................          17,320           527,048
  *Blue Coat Systems, Inc.......................................................          19,819           510,537
  *BMC Software, Inc............................................................           4,800           173,952
  *Bottomline Technologies, Inc.................................................          25,300           691,702
  *Brightpoint, Inc.............................................................          65,445           767,015
   Broadridge Financial Solutions, Inc..........................................           9,365           224,479
 #*BroadVision, Inc.............................................................           1,460            34,894
  *Brocade Communications Systems, Inc..........................................         374,164         2,099,060
   Brooks Automation, Inc.......................................................          59,554           638,419
  *BSQUARE Corp.................................................................           7,448            29,569
  *BTU International, Inc.......................................................           6,833            21,524
  #CA, Inc......................................................................          24,887           641,587
  *Cabot Microelectronics Corp..................................................          20,970         1,057,307
 #*CACI International, Inc. Class A.............................................          28,988         1,701,306
 #*Cadence Design Systems, Inc..................................................          30,700           324,192
  *CalAmp Corp..................................................................          10,864            49,540
 #*Calix, Inc...................................................................           8,229            62,294
 #*Callidus Software, Inc.......................................................          19,006           128,100
  *Cardtronics, Inc.............................................................           9,557           244,181
  *Cascade Microtech, Inc.......................................................          12,931            44,353
   Cass Information Systems, Inc................................................           9,287           366,836
  *CEVA, Inc....................................................................          22,113           597,272
  *Checkpoint Systems, Inc......................................................          37,089           390,176
  *China Information Technology, Inc............................................           5,937             4,334
  *Chyron International Corp....................................................           2,300             3,381
  *CIBER, Inc...................................................................          70,568           306,971
  *Cirrus Logic, Inc............................................................          39,996           817,118
   Cisco Sytems, Inc............................................................           1,700            33,371
  *Citrix Systems, Inc..........................................................           6,800           443,428
  *Clearfield, Inc..............................................................           8,316            46,320

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Cognex Corp..................................................................          31,347   $     1,302,468
 #*Cogo Group, Inc..............................................................          11,022            23,808
  *Coherent, Inc................................................................          22,020         1,230,478
   Cohu, Inc....................................................................          24,180           317,483
   Communications Systems, Inc..................................................          13,122           195,387
  *CommVault Systems, Inc.......................................................           7,826           367,822
   Computer Sciences Corp.......................................................          74,896         1,934,564
  *Computer Task Group, Inc.....................................................          16,615           239,754
  *Compuware Corp...............................................................         109,815           860,950
  *comScore, Inc................................................................           5,146           113,984
   Comtech Telecommunications Corp..............................................          26,995           833,066
  *Comverge, Inc................................................................          11,866            16,138
 #*Concur Technologies, Inc.....................................................           4,757           249,029
  *Concurrent Computer Corp.....................................................           7,430            28,680
  *Convergys Corp...............................................................         124,517         1,657,321
  *Convio, Inc..................................................................           3,832            61,044
  *CoreLogic, Inc...............................................................          99,112         1,407,390
   Corning, Inc.................................................................         165,528         2,130,345
  *Cray, Inc....................................................................          37,509           279,817
 #*Cree, Inc....................................................................           9,700           246,671
   Crexendo, Inc................................................................           6,718            29,358
  *CSG Systems International, Inc...............................................          24,683           401,592
  *CSP, Inc.....................................................................           2,269             8,565
  *CSR P.L.C. ADR...............................................................           6,287            90,281
   CTC Media, Inc...............................................................             226             2,265
   CTS Corp.....................................................................          21,572           217,014
  *CyberOptics Corp.............................................................           7,973            69,525
  *Cymer, Inc...................................................................          26,839         1,336,314
 #*Cypress Semiconductor Corp...................................................          25,986           446,829
   Daktronics, Inc..............................................................          38,133           417,175
  *Datalink Corp................................................................          16,974           156,331
  *Dataram Corp.................................................................           7,900             6,399
   DDi Corp.....................................................................          19,590           190,219
  *DealerTrack Holdings, Inc....................................................          37,286         1,019,026
  *Deltek, Inc..................................................................          15,522           160,032
  *DemandTec, Inc...............................................................           1,766            23,276
  *Dice Holdings, Inc...........................................................          34,185           323,732
  #Diebold, Inc.................................................................          31,432           996,080
  *Digi International, Inc......................................................          26,868           303,340
  *Digimarc Corp................................................................           5,363           141,744
  *Digital River, Inc...........................................................          33,154           530,796
 #*Diodes, Inc..................................................................          30,299           781,108
  *Ditech Networks, Inc.........................................................           2,120             1,717
  *Dolby Laboratories, Inc......................................................           1,000            36,370
  *Dot Hill Systems Corp........................................................          51,647            77,987
  *DSP Group, Inc...............................................................          22,785           130,558
  #DST Systems, Inc.............................................................          13,704           668,892
  *DTS, Inc.....................................................................           6,065           171,821
  *Dynamics Research Corp.......................................................           9,528           107,285
   Earthlink, Inc...............................................................         116,896           842,820
  *eBay, Inc....................................................................          44,237         1,397,889
  #Ebix, Inc....................................................................          20,623           511,038
 #*Echelon Corp.................................................................          10,191            52,687
 #*Echo Global Logistics, Inc...................................................           9,264           155,265
  *EchoStar Corp. Class A.......................................................          33,099           868,187
  *Edgewater Technology, Inc....................................................           8,479            29,168
  *Elecsys Corp.................................................................           1,496             6,403
   Electro Rent Corp............................................................          25,867           442,067
  *Electro Scientific Industries, Inc...........................................          33,107           502,564
  *Electronic Arts, Inc.........................................................          19,023           353,257
  *Electronics for Imaging, Inc.................................................          63,383         1,087,652

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *EMC Corp.....................................................................          76,200   $     1,962,912
  *EMCORE Corp..................................................................          81,342            95,984
  *Emulex Corp..................................................................          76,141           794,912
  *Entegris, Inc................................................................         161,194         1,544,239
  *Entorian Technologies, Inc...................................................           1,807             3,244
 #*Entropic Communications, Inc.................................................          25,140           146,818
  *Envestnet, Inc...............................................................           1,313            15,113
   EPIQ Systems, Inc............................................................          37,520           457,369
  *ePlus, Inc...................................................................           8,513           242,791
 #*Equinix, Inc.................................................................           3,982           477,681
  *Euronet Worldwide, Inc.......................................................          45,610           837,400
  *Exar Corp....................................................................          45,725           305,443
  *ExlService Holdings, Inc.....................................................          24,579           593,337
  *Extreme Networks.............................................................          93,287           302,250
  *F5 Networks, Inc.............................................................           3,400           407,116
 #*Fabrinet.....................................................................           5,956            98,095
  #FactSet Research Systems, Inc................................................           1,928           170,281
   Fair Isaac Corp..............................................................          37,639         1,364,037
  *Fairchild Semiconductor International, Inc...................................         109,491         1,530,684
  *FalconStor Software, Inc.....................................................          29,232            72,788
  *FARO Technologies, Inc.......................................................          15,031           815,883
  *FEI Co.......................................................................          34,356         1,513,725
   Fidelity National Information Services, Inc..................................         153,298         4,378,191
 #*Finisar Corp.................................................................          10,178           206,206
  *Fiserv, Inc..................................................................          13,626           856,939
  #FLIR Systems, Inc............................................................           9,820           252,865
  *FormFactor, Inc..............................................................          50,202           258,540
  *Forrester Research, Inc......................................................          14,449           504,848
  *Frequency Electronics, Inc...................................................           7,851            66,812
  *FSI International, Inc.......................................................          35,698           151,716
 #*Gartner Group, Inc...........................................................           8,459           320,681
  *Genpact, Ltd.................................................................           2,251            32,932
  *GigOptix, Inc................................................................           5,569             9,412
  *Global Cash Access Holdings, Inc.............................................          62,120           329,236
   Global Payments, Inc.........................................................           3,700           185,074
  *Globalscape, Inc.............................................................           2,198             4,066
  *Globecomm Systems, Inc.......................................................          24,599           351,028
  *GSE Systems, Inc.............................................................           2,558             4,476
  *GSI Group, Inc...............................................................          32,787           378,690
  *GSI Technology, Inc..........................................................          26,798           132,918
 #*GT Advanced Technologies, Inc................................................          24,000           206,880
  *GTSI Corp....................................................................           6,974            29,500
  *Guidance Software, Inc.......................................................           9,803            74,993
  *Hackett Group, Inc. (The)....................................................          40,492           156,906
  *Harmonic, Inc................................................................          96,920           568,920
  #Harris Corp..................................................................           9,532           390,812
  *Hauppauge Digital, Inc.......................................................           7,708             7,631
  #Heartland Payment Systems, Inc...............................................           6,699           160,776
   Hewlett-Packard Co...........................................................          83,652         2,340,583
  *Hittite Microwave Corp.......................................................           5,737           315,650
 #*Hutchinson Technology, Inc...................................................          22,305            41,264
  *I.D. Systems, Inc............................................................          11,992            61,759
  #IAC/InterActiveCorp..........................................................         143,044         6,160,905
  *Identive Group, Inc..........................................................          43,018            98,081
  *IEC Electronics Corp.........................................................           5,800            29,696
  *iGATE Corp...................................................................          33,758           615,071
  *iGo, Inc.....................................................................          25,845            20,676
  *Ikanos Communications, Inc...................................................           8,330             7,330
  *Imation Corp.................................................................          38,843           230,339
  *Immersion Corp...............................................................          24,209           136,297
 #*Infinera Corp................................................................          67,242           480,108

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Informatica Corp.............................................................           9,984   $       422,323
  *InfoSpace, Inc...............................................................          43,070           530,192
  *Ingram Micro, Inc. Class A...................................................         166,139         3,153,318
  *Innodata Isogen, Inc.........................................................          21,458            87,978
  *Insight Enterprises, Inc.....................................................          69,961         1,291,480
  *Integrated Device Technology, Inc............................................         198,187         1,256,506
  *Integrated Silicon Solution, Inc.............................................          28,568           279,109
   Intel Corp...................................................................         202,420         5,347,936
  *Intellicheck Mobilisa, Inc...................................................           2,300             1,941
  *Interactive Intelligence Group, Inc..........................................           7,999           206,454
  #InterDigital, Inc............................................................           7,698           287,289
  *Intermec, Inc................................................................          50,181           423,528
  *Internap Network Services Corp...............................................          51,781           347,451
  *International Rectifier Corp.................................................          68,216         1,555,325
  *Interphase Corp..............................................................           4,200            21,630
   Intersil Corp. Class A.......................................................         116,386         1,310,506
  *inTEST Corp..................................................................           2,202             6,760
  *Intevac, Inc.................................................................          21,483           178,953
  *IntriCon Corp................................................................           6,777            47,439
  #Intuit, Inc..................................................................           8,000           451,520
 #*IPG Photonics Corp...........................................................          23,590         1,245,316
  *Iteris, Inc..................................................................          13,000            20,020
 #*Itron, Inc...................................................................          11,755           455,976
  *Ixia.........................................................................          55,569           678,497
  *IXYS Corp....................................................................          35,507           487,156
  #j2 Global, Inc...............................................................          24,134           650,653
 #*Jabil Circuit, Inc...........................................................          27,055           613,066
  #Jack Henry & Associates, Inc.................................................          12,249           418,916
  *JDA Software Group, Inc......................................................          38,294         1,128,524
  *JDS Uniphase Corp............................................................          26,000           329,940
  *Juniper Networks, Inc........................................................          18,523           387,686
  *Kemet Corp...................................................................          42,905           394,297
  *Kenexa Corp..................................................................          17,172           412,471
  *Key Tronic Corp..............................................................           9,315            57,660
   Keynote Systems, Inc.........................................................          18,043           353,102
 #*KIT Digital, Inc.............................................................          47,358           512,887
   KLA-Tencor Corp..............................................................           9,600           490,848
  *Kopin Corp...................................................................          69,756           270,653
  *Kulicke & Soffa Industries, Inc..............................................          65,690           710,109
  *KVH Industries, Inc..........................................................          13,076           121,999
 #*Lam Research Corp............................................................           8,640           367,978
  *Lattice Semiconductor Corp...................................................         100,986           686,705
  *LeCroy Corp..................................................................          14,094           146,719
   Lender Processing Services, Inc..............................................           6,804           113,151
  #Lexmark International, Inc...................................................          36,370         1,269,313
  *LGL Group, Inc. (The)........................................................           1,300            10,465
 #*Limelight Networks, Inc......................................................          78,757           256,748
   Linear Technology Corp.......................................................           6,540           217,913
  *Lionbridge Technologies, Inc.................................................          25,519            70,177
  *Liquidity Services, Inc......................................................          14,743           508,781
   Littlefuse, Inc..............................................................          14,744           747,668
  *LoJack Corp..................................................................          26,126            84,910
  *LookSmart, Ltd...............................................................          13,147            18,011
  *LoopNet, Inc.................................................................          25,849           414,101
  *Loral Space & Communications, Inc............................................          11,149           768,835
  *LSI Corp.....................................................................          52,348           396,274
  *LTX-Credence Corp............................................................          48,092           320,774
  *Magma Design Automation, Inc.................................................          10,454            74,851
  *Management Network Group, Inc................................................           1,166             2,367
  *Manhattan Associates, Inc....................................................           9,868           433,107
   ManTech International Corp. Class A..........................................          21,072           740,681

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Marchex, Inc. Class B........................................................          28,607   $       129,304
  *Market Leader, Inc...........................................................          16,901            44,957
  *Marvell Technology Group, Ltd................................................          21,663           336,426
  *Mastech Holdings, Inc........................................................             793             3,521
  *Mattersight Corp.............................................................           2,021            11,722
  *Mattson Technology, Inc......................................................          44,173           100,273
   Maxim Integrated Products, Inc...............................................          17,351           465,701
   Maximus, Inc.................................................................          23,420         1,054,603
 #*Maxwell Technologies, Inc....................................................           3,086            63,140
  *Measurement Specialties, Inc.................................................          13,729           446,192
  *MEMC Electronic Materials, Inc...............................................         158,131           722,659
  *MEMSIC, Inc..................................................................          19,952            65,044
  *Mentor Graphics Corp.........................................................          97,495         1,352,256
  *Mercury Computer Systems, Inc................................................          29,312           392,488
   Mesa Laboratories, Inc.......................................................           2,579           114,637
   Methode Electronics, Inc.....................................................          37,584           373,209
   Micrel, Inc..................................................................          40,070           463,209
 #*Microchip Technology, Inc....................................................          12,600           465,066
  *Micron Technology, Inc.......................................................         442,341         3,357,368
  *MICROS Systems, Inc..........................................................           8,600           427,506
  *Microsemi Corp...............................................................          79,144         1,565,468
  *MicroStrategy, Inc...........................................................           1,711           196,970
 #*Mindspeed Technologies, Inc..................................................          18,294           117,265
  *MIPS Technologies, Inc.......................................................          20,005           117,429
   MKS Instruments, Inc.........................................................          47,319         1,426,668
  *MModal, Inc..................................................................          27,252           285,056
   MOCON, Inc...................................................................           7,200           114,840
  *ModusLink Global Solutions, Inc..............................................          41,970           240,068
  #Molex, Inc...................................................................           5,100           134,844
   Molex, Inc. Class A..........................................................          23,452           513,364
  *MoneyGram International, Inc.................................................           3,535            65,610
  *Monolithic Power Systems, Inc................................................          33,969           556,752
  *Monotype Imaging Holdings, Inc...............................................          31,754           495,680
  *Monster Worldwide, Inc.......................................................          50,870           366,264
  *MoSys, Inc...................................................................          25,178           105,244
  *Motorola Mobility Holdings, Inc..............................................          18,533           715,930
   Motorola Solutions, Inc......................................................          30,256         1,404,181
  *Move, Inc....................................................................           7,554            54,389
   MTS Systems Corp.............................................................          11,683           536,133
  *Multi-Fineline Electronix, Inc...............................................          21,453           533,322
  *Nanometrics, Inc.............................................................          22,100           447,525
  *NAPCO Security Technologies, Inc.............................................           7,790            22,591
  #National Instruments Corp....................................................          12,600           339,066
  *NCI, Inc. Class A............................................................           8,171            59,812
  *NCR Corp.....................................................................          25,400           475,742
  *NetApp, Inc..................................................................           3,600           135,864
 #*NETGEAR, Inc.................................................................          33,907         1,350,177
 #*NetList, Inc.................................................................          10,407            33,719
  *NetLogic Microsystems, Inc...................................................           7,619           379,426
  *NetScout Systems, Inc........................................................          26,955           556,890
 #*NetSuite, Inc................................................................           4,884           204,542
  *Network Equipment Technologies, Inc..........................................          31,100            39,808
 #*NeuStar, Inc.................................................................           7,297           266,413
  *Newport Corp.................................................................          38,673           714,290
   NIC, Inc.....................................................................          19,724           246,747
  *Novatel Wireless, Inc........................................................          30,397            87,239
 #*Novellus Systems, Inc........................................................          32,500         1,532,375
 #*Nuance Communications, Inc...................................................          22,798           650,199
  *NumereX Corp. Class A........................................................           5,996            51,326
  *NVIDIA Corp..................................................................          27,733           409,616
 #*Oclaro, Inc..................................................................          43,963           182,007

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Official Payments Holdings, Inc..............................................          16,183   $        70,234
  *OmniVision Technologies, Inc.................................................          48,661           647,678
  *ON Semiconductor Corp........................................................          56,713           493,403
  *Online Resources Corp........................................................          29,231            78,631
 #*Onvia, Inc...................................................................             700             2,142
  *Openwave Systems, Inc........................................................          66,528           133,721
  *Oplink Communications, Inc...................................................          26,693           499,960
  #OPNET Technologies, Inc......................................................          18,154           643,559
  *Opnext, Inc..................................................................          53,776            59,154
   Optical Cable Corp...........................................................           5,656            20,022
  *ORBCOMM, Inc.................................................................          41,724           143,948
  *OSI Systems, Inc.............................................................          18,552           996,799
  *Overland Storage, Inc........................................................             100               220
  *PAR Technology Corp..........................................................          11,780            54,895
  *Parametric Technology Corp...................................................          13,187           331,917
   Park Electrochemical Corp....................................................          21,314           647,306
  *ParkerVision, Inc............................................................           2,838             2,242
   PC Connection, Inc...........................................................          27,310           327,720
  *PC Mall, Inc.................................................................          11,700            73,242
   PC-Tel, Inc..................................................................          23,419           174,237
  *PDF Solutions, Inc...........................................................          21,746           138,957
  *Perceptron, Inc..............................................................           8,515            43,682
  *Perficient, Inc..............................................................          31,541           351,051
  *Performance Technologies, Inc................................................          10,667            19,201
  *Pericom Semiconductor Corp...................................................          26,855           214,840
  *Pervasive Software, Inc......................................................          16,262            93,669
 #*Photronics, Inc..............................................................          65,273           447,773
  *Pixelworks, Inc..............................................................          10,700            24,824
  *Planar Systems, Inc..........................................................          16,705            39,424
  #Plantronics, Inc.............................................................          30,057         1,119,323
  *Plexus Corp..................................................................          33,917         1,229,491
  *PLX Technology, Inc..........................................................          38,519           120,950
  *PMC-Sierra, Inc..............................................................         205,000         1,332,500
  *Polycom, Inc.................................................................          26,699           532,645
  #Power Integrations, Inc......................................................          14,548           523,583
 #*Power-One, Inc...............................................................          59,688           259,046
  *Presstek, Inc................................................................          30,360            19,734
  *PRGX Global, Inc.............................................................          18,057           109,606
  *Progress Software Corp.......................................................          42,351           988,049
  *PROS Holdings, Inc...........................................................          12,328           199,960
   Pulse Electronics Corp.......................................................          25,382            72,846
   QAD, Inc. Class A............................................................           8,170           105,638
   QAD, Inc. Class B............................................................           2,342            30,446
  *QLogic Corp..................................................................          65,068         1,126,978
  *Qualstar Corp................................................................           6,493            12,434
  *Quantum Corp.................................................................          51,697           130,276
 #*Quest Software, Inc..........................................................          41,025           834,859
 #*QuickLogic Corp..............................................................          10,500            30,135
 #*Rackspace Hosting, Inc.......................................................             600            26,046
  *RadiSys Corp.................................................................          28,904           174,291
  *Rainmaker Systems, Inc.......................................................           3,513             2,916
  *Ramtron International Corp...................................................          22,250            45,612
   RealNetworks, Inc............................................................          37,060           378,383
  *Red Hat, Inc.................................................................           6,300           292,131
  *Reis, Inc....................................................................          11,179           116,262
  *Relm Wireless Corp...........................................................           7,900            10,270
  *Remark Media, Inc............................................................             844             4,895
   RF Industries, Ltd...........................................................           7,050            26,790
  *RF Micro Devices, Inc........................................................         136,746           682,363
   Richardson Electronics, Ltd..................................................          15,984           193,566
   Rimage Corp..................................................................          10,312           128,281

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Riverbed Technology, Inc.....................................................          11,000   $       263,340
  *Rofin-Sinar Technologies, Inc................................................          22,500           638,325
 #*Rogers Corp..................................................................          14,600           561,078
 #*Rosetta Stone, Inc...........................................................          21,203           165,383
  *Rovi Corp....................................................................          13,664           438,478
  *Rubicon Technology, Inc......................................................          18,870           204,362
  *Rudolph Technologies, Inc....................................................          31,364           320,854
  *S1 Corp......................................................................          62,365           608,682
  *Saba Software, Inc...........................................................          15,422           153,295
 #*SAIC, Inc....................................................................          16,300           209,618
  *Sandisk Corp.................................................................          21,090           967,609
  *Sanmina-SCI Corp.............................................................          49,807           546,881
   Sapient Corp.................................................................          26,378           340,276
  *ScanSource, Inc..............................................................          24,449           918,549
  *Scientific Learning Corp.....................................................           3,710             9,906
  *SeaChange International, Inc.................................................          39,662           284,773
   Seagate Technology...........................................................          19,457           411,321
  *Selectica, Inc...............................................................             628             2,330
  *Semtech Corp.................................................................          41,469         1,181,866
  *Sevcon, Inc..................................................................           1,971            11,826
  *ShoreTel, Inc................................................................          42,533           278,591
  *Sigma Designs, Inc...........................................................          29,920           180,418
 #*Silicon Graphics International Corp..........................................          23,680           322,995
  *Silicon Image, Inc...........................................................          70,948           344,807
 #*Silicon Laboratories, Inc....................................................           7,141           313,061
  *Simulations Plus, Inc........................................................           1,800             5,670
  *Skyworks Solutions, Inc......................................................          23,000           496,340
  *Smith Micro Software, Inc....................................................          33,180            60,388
  *SolarWinds, Inc..............................................................          12,382           391,395
  #Solera Holdings, Inc.........................................................           6,600           315,282
  *Sonus Networks, Inc..........................................................         251,579           649,074
  *Soundbite Communications, Inc................................................           3,594            10,027
 #*Sourcefire, Inc..............................................................           5,142           159,505
  *Spansion, Inc. Class A.......................................................          57,765           579,383
  *Spark Networks, Inc..........................................................          10,005            36,518
  *Spire Corp...................................................................           4,715             4,904
  *SRS Labs, Inc................................................................          14,366            99,413
  *SS&C Technologies Holdings, Inc..............................................          58,157         1,091,607
  *Stamps.com, Inc..............................................................          12,948           401,517
  *Standard Microsystems Corp...................................................          22,940           590,934
  *StarTek, Inc.................................................................          13,585            42,385
  *STEC, Inc....................................................................          31,217           295,313
  *Steel Excel, Inc.............................................................          11,536           302,820
 #*Stratasys, Inc...............................................................          14,377           528,355
  *Stream Global Services, Inc..................................................           2,237             7,449
  *SuccessFactors, Inc..........................................................           5,604           223,039
 #*SunPower Corp................................................................          16,929           115,964
  *Super Micro Computer, Inc....................................................          33,098           558,694
  *Supertex, Inc................................................................          12,713           234,936
  *Support.com, Inc.............................................................          47,103           121,526
  *Sycamore Networks, Inc.......................................................          30,835           598,816
  *Symantec Corp................................................................          27,910           479,773
  *Symmetricom, Inc.............................................................          47,469           296,207
 #*Synaptics, Inc...............................................................          17,683           677,436
 #*Synchronoss Technologies, Inc................................................           7,055           235,778
  *SYNNEX Corp..................................................................          37,923         1,372,054
  *Synopsys, Inc................................................................          32,905           960,168
   Syntel, Inc..................................................................           4,100           192,372
  *Take-Two Interactive Software, Inc...........................................          76,003         1,185,647
  *Taleo Corp...................................................................           1,411            50,810
  *TE Connectivity, Ltd.........................................................          12,500           426,250

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Tech Data Corp...............................................................          57,641   $     2,992,721
  *TechTarget, Inc..............................................................          30,885           214,651
  *TeleCommunication Systems, Inc. Class A......................................          52,487           122,820
  *TeleNav, Inc.................................................................          30,102           223,658
  *TeleTech Holdings, Inc.......................................................          34,566           586,239
   Tellabs, Inc.................................................................         361,451         1,373,514
   Telular Corp.................................................................          13,892           116,137
 #*Teradata Corp................................................................           4,300           230,308
 #*Teradyne, Inc................................................................          47,510           776,788
   Tessco Technologies, Inc.....................................................          10,869           193,686
  *Tessera Technologies, Inc....................................................          51,670         1,023,066
   Texas Instruments, Inc.......................................................           1,649            53,395
   TheStreet, Inc...............................................................          29,582            56,502
  *THQ, Inc.....................................................................          63,360            42,445
  *TIBCO Software, Inc..........................................................          37,069           966,389
  *TiVo, Inc....................................................................          22,900           237,702
  *TNS, Inc.....................................................................           5,458           100,646
   Total System Services, Inc...................................................          13,567           290,876
  *Transact Technologies, Inc...................................................           7,182            55,373
  *TranSwitch Corp..............................................................           1,232             3,536
 #*Travelzoo, Inc...............................................................             458            11,821
  *Trident Microsystems, Inc....................................................          19,100             2,865
 #*Trimble Navigation, Ltd......................................................           7,220           338,113
  *Trio-Tech International......................................................           2,616             6,174
  *TriQuint Semiconductor, Inc..................................................         133,190           797,808
  *TSR, Inc.....................................................................             722             3,004
  *TTM Technologies, Inc........................................................          72,976           895,416
 #*Tyler Technologies, Inc......................................................          14,547           511,036
 #*Ultimate Software Group, Inc.................................................           2,149           143,317
  *Ultra Clean Holdings, Inc....................................................          19,667           144,552
  *Ultratech, Inc...............................................................          21,900           640,575
  *Unisys Corp..................................................................           8,291           173,862
   United Online, Inc...........................................................          92,450           525,116
  *USA Technologies, Inc........................................................           1,583             1,773
  *UTStarcom Holdings Corp......................................................          68,439            88,286
 #*ValueClick, Inc..............................................................          47,348           825,749
 #*Veeco Instruments, Inc.......................................................          35,073           856,132
 #*VeriFone Systems, Inc........................................................          12,455           531,828
  *Verint Systems, Inc..........................................................           4,493           127,197
  *VeriSign, Inc................................................................           7,900           292,774
  *Vertro, Inc..................................................................           2,023             2,832
 #*Viasat, Inc..................................................................          36,015         1,712,153
  *Viasystems Group, Inc........................................................           8,080           137,279
  *Vicon Industries, Inc........................................................           1,600             5,456
  *Video Display Corp...........................................................           6,495            39,684
 #*VirnetX Holding Corp.........................................................           3,828            88,886
  *Virtusa Corp.................................................................          30,447           486,848
  #Visa, Inc....................................................................          37,703         3,794,430
  *Vishay Intertechnology, Inc..................................................         181,385         2,227,408
  *Vishay Precision Group, Inc..................................................          18,386           289,763
 #*VistaPrint N.V...............................................................           7,396           264,629
  *Vocus, Inc...................................................................           1,943            44,631
  *Volterra Semiconductor Corp..................................................          10,258           309,484
   Wayside Technology Group, Inc................................................           4,672            55,830
 #*Web.com Group, Inc...........................................................          29,853           382,118
 #*WebMD Health Corp............................................................             197             5,524
  *Websense, Inc................................................................           2,923            55,245
  *Westell Technologies, Inc. Class A...........................................          54,239           119,326
  *Western Digital Corp.........................................................          22,883           831,797
  *Winland Electronics, Inc.....................................................             300               200
  *Wireless Ronin Technologies, Inc.............................................           1,773             1,702

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *WPCS International, Inc......................................................           2,800   $         4,732
  *Wright Express Corp..........................................................          15,860           867,859
   Xerox Corp...................................................................         689,463         5,343,338
   Xilinx, Inc..................................................................          17,283           619,596
  *XO Group, Inc................................................................          33,845           278,883
  *X-Rite, Inc..................................................................          53,715           243,866
  *Xyratex, Ltd.................................................................          30,283           480,894
  *Yahoo!, Inc..................................................................          92,799         1,435,601
 #*Zebra Technologies Corp. Class A.............................................           7,122           269,639
 #*Zix Corp.....................................................................          20,895            63,103
  *Zygo Corp....................................................................          17,042           301,473
                                                                                                   ---------------
Total Information Technology....................................................                       246,749,666
                                                                                                   ---------------
Materials -- (5.0%)
   A. Schulman, Inc.............................................................          31,779           778,586
 #*A.M. Castle & Co.............................................................          23,467           243,353
  *AEP Industries, Inc..........................................................           5,480           181,059
   Air Products & Chemicals, Inc................................................           5,900           519,377
   Airgas, Inc..................................................................           7,100           560,403
 #*AK Steel Holding Corp........................................................          90,300           852,432
   Albemarle Corp...............................................................          12,074           776,479
   Alcoa, Inc...................................................................         147,024         1,493,764
  #Allegheny Technologies, Inc..................................................          13,643           619,256
  *Allied Nevada Gold Corp......................................................           2,500            89,825
  #AMCOL International Corp.....................................................          19,758           564,288
  *American Pacific Corp........................................................           5,793            45,938
   American Vanguard Corp.......................................................          28,100           422,343
  #AptarGroup, Inc..............................................................          13,500           707,670
  *Arabian American Development Co..............................................          16,681           133,281
   Ashland, Inc.................................................................          54,786         3,454,805
  #Balchem Corp.................................................................           8,962           339,122
   Ball Corp....................................................................          16,200           636,012
   Bemis Co., Inc...............................................................          48,112         1,505,906
   Boise, Inc...................................................................         119,665           914,241
   Buckeye Technologies, Inc....................................................          34,477         1,156,014
   Cabot Corp...................................................................          24,985           904,457
  *Calgon Carbon Corp...........................................................          35,700           583,338
   Carpenter Technology Corp....................................................          16,069           843,301
   Celanese Corp. Class A.......................................................           2,601           126,695
  *Century Aluminum Co..........................................................          91,741           920,162
   CF Industries Holdings, Inc..................................................           2,563           454,625
  *Chemtura Corp................................................................          81,640         1,147,042
  *Clearwater Paper Corp........................................................          22,678           828,201
   Cliffs Natural Resources, Inc................................................          10,422           752,989
  *Coeur d'Alene Mines Corp.....................................................          81,342         2,249,920
   Commercial Metals Co.........................................................         123,281         1,767,850
   Compass Minerals International, Inc..........................................           3,600           263,052
  *Contango ORE, Inc............................................................           1,275            15,950
  *Continental Materials Corp...................................................              73               875
  *Core Molding Technologies, Inc...............................................           8,153            69,300
  *Crown Holdings, Inc..........................................................           7,500           270,525
   Cytec Industries, Inc........................................................          44,664         2,226,947
   Deltic Timber Corp...........................................................           7,323           498,843
  #Domtar Corp..................................................................          36,566         3,158,571
   Dow Chemical Co. (The).......................................................          79,506         2,664,246
   E.I. du Pont de Nemours & Co.................................................           8,400           427,476
   Eagle Materials, Inc.........................................................          35,734         1,050,937
   Eastman Chemical Co..........................................................          11,200           563,584
   Ecolab, Inc..................................................................          11,395           688,714
  *Ferro Corp...................................................................          50,331           340,238
  *Flotek Industries, Inc.......................................................           3,249            38,143

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   FMC Corp.....................................................................           5,100   $       472,668
   Freeport-McMoRan Copper & Gold, Inc. Class B.................................          19,584           904,977
   Friedman Industries, Inc.....................................................          10,403           108,919
 #*General Moly, Inc............................................................          77,588           288,627
  *Georgia Gulf Corp............................................................          29,080         1,019,254
   Globe Specialty Metals, Inc..................................................           1,113            15,226
 #*Golden Minerals, Co..........................................................          12,619           122,404
  *Graphic Packaging Holding Co.................................................         342,530         1,716,075
   Greif, Inc. Class A..........................................................          12,716           616,090
  #Greif, Inc. Class B..........................................................           8,346           413,127
   H.B. Fuller Co...............................................................          44,500         1,273,590
  #Hawkins, Inc.................................................................           9,425           373,230
   Haynes International, Inc....................................................          11,955           726,386
  *Headwaters, Inc..............................................................          58,852           155,958
  #Hecla Mining Co..............................................................          87,700           461,302
  *Horsehead Holding Corp.......................................................          41,698           453,674
   Huntsman Corp................................................................         114,685         1,459,940
   Innophos Holdings, Inc.......................................................          20,319         1,014,324
  *Innospec, Inc................................................................          20,445           661,805
  #International Flavors & Fragrances, Inc......................................           1,100            61,391
  #International Paper Co.......................................................          67,871         2,113,503
 #*Intrepid Potash, Inc.........................................................           4,897           116,989
   Kaiser Aluminum Corp.........................................................          21,071         1,040,486
  *KapStone Paper & Packaging Corp..............................................          42,043           734,071
   KMG Chemicals, Inc...........................................................          11,193           206,063
   Koppers Holdings, Inc........................................................           4,923           187,025
  *Kraton Performance Polymers, Inc.............................................          16,525           469,971
  #Kronos Worldwide, Inc........................................................          37,923           872,987
  *Landec Corp..................................................................          28,448           171,541
  #Limoneira Co.................................................................             444             7,983
  *Louisiana-Pacific Corp.......................................................         141,188         1,202,922
  *LSB Industries, Inc..........................................................          16,844           590,382
  #Martin Marietta Materials, Inc...............................................           6,197           511,314
  *Materion Corp................................................................          18,800           552,908
   MeadWestavco Corp............................................................          99,025         2,915,296
  *Mercer International, Inc....................................................          44,279           362,202
  *Metals USA Holdings Corp.....................................................          36,968           494,262
  #Minerals Technologies, Inc...................................................          16,140         1,024,083
 #*Mines Management, Inc........................................................           9,985            21,667
  *Mod-Pac Corp.................................................................           1,922            12,339
   Mosaic Co. (The).............................................................           5,700           319,029
   Myers Industries, Inc........................................................          35,052           466,542
   Neenah Paper, Inc............................................................          16,129           383,386
  #NewMarket Corp...............................................................           3,700           799,903
   Newmont Mining Corp..........................................................          16,000           983,680
   NL Industries, Inc...........................................................          44,564           615,874
   Noranda Aluminum Holding Corp................................................          14,622           153,385
  *Northern Technologies International Corp.....................................           3,755            52,833
  #Nucor Corp...................................................................          21,823           970,905
   Olin Corp....................................................................          72,695         1,613,829
  #Olympic Steel, Inc...........................................................          10,710           276,211
  *OM Group, Inc................................................................          36,106           979,556
  *Omnova Solutions, Inc........................................................          43,756           217,030
  *Owens-Illinois, Inc..........................................................          11,028           265,223
   P.H. Glatfelter Co...........................................................          47,126           696,522
  #Packaging Corp. of America...................................................          22,528           633,938
  *Penford Corp.................................................................          11,940            67,461
   PolyOne Corp.................................................................          85,702         1,235,823
   PPG Industries, Inc..........................................................           5,100           456,858
   Quaker Chemical Corp.........................................................          13,200           584,760
  #Reliance Steel & Aluminum Co.................................................          67,931         3,613,929

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Rock-Tenn Co. Class A........................................................          36,530   $     2,259,746
  *Rockwood Holdings, Inc.......................................................          26,010         1,313,505
   Royal Gold, Inc..............................................................          16,675         1,269,634
  #RPM International, Inc.......................................................          30,156           754,805
  *RTI International Metals, Inc................................................          31,093           782,611
   Schnitzer Steel Industries, Inc. Class A.....................................          20,082           876,178
   Schweitzer-Maudoit International, Inc........................................          15,888         1,104,693
  #Scotts Miracle-Gro Co. Class A (The).........................................           5,700           269,952
   Sealed Air Corp..............................................................          23,750           473,338
  *Senomyx, Inc.................................................................          18,077            52,966
   Sensient Technologies Corp...................................................          36,035         1,427,707
   Sherwin-Williams Co..........................................................           4,900           477,897
  #Sigma-Aldrich Corp...........................................................           4,861           330,742
  #Silgan Holdings, Inc.........................................................           8,035           333,935
  *Silver Bull Resources, Inc...................................................           3,700             1,702
 #*Solitario Exploration & Royalty Corp.........................................           1,300             2,041
  *Solutia, Inc.................................................................          25,726           707,465
  #Sonoco Products Co...........................................................          13,290           415,977
  *Spartech Corp................................................................          26,974           144,850
   Steel Dynamics, Inc..........................................................         154,449         2,463,462
   Stepan Co....................................................................           7,000           601,580
  *Stillwater Mining Co.........................................................          66,500           856,520
  *SunCoke Energy, Inc..........................................................          28,613           384,273
   Synalloy Corp................................................................           9,022            97,077
   Temple-Inland, Inc...........................................................          76,773         2,448,291
  #Texas Industries, Inc........................................................          24,112           753,741
  #Titanium Metals Corp.........................................................          21,437           329,701
  *United States Lime & Minerals, Inc...........................................           5,381           335,129
  #United States Steel Corp.....................................................          29,380           886,982
  *Universal Stainless & Alloy Products, Inc....................................           7,380           293,207
   Valhi, Inc...................................................................           8,200           441,324
   Valspar Corp.................................................................          69,104         2,988,057
  *Verso Paper Corp.............................................................           1,365             1,542
   Vulcan Materials Co..........................................................          75,124         3,294,939
   Walter Energy, Inc...........................................................           7,300           504,649
   Wausau Paper Corp............................................................          51,975           449,064
  #Westlake Chemical Corp.......................................................          46,688         2,728,914
   Worthington Industries, Inc..................................................          65,493         1,205,726
  *WR Grace & Co................................................................           7,182           384,524
   Zep, Inc.....................................................................          20,010           327,764
  *Zoltek Cos., Inc.............................................................          36,337           315,769
                                                                                                   ---------------
Total Materials.................................................................                       115,255,752
                                                                                                   ---------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.......................................           1,300                --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...................................          14,091                --
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................          21,829                --
 .*Gerber Scientific, Inc. Escrow Shares........................................          24,204                --
 .*MAIR Holdings, Inc. Escrow Shares............................................           3,915                --
 .*Price Communications Liquidation Trust.......................................           8,600                --
 .*Softbrands, Inc. Escrow Shares...............................................           5,800                --
 .*Voyager Learning Co. Escrow Shares...........................................           5,149                --
                                                                                                   ---------------
Total Other.....................................................................                                --
                                                                                                   ---------------
Telecommunication Services -- (2.2%)
  *AboveNet, Inc................................................................          15,650         1,039,942
   AT&T, Inc....................................................................         802,858        23,612,054
   Atlantic Tele-Network, Inc...................................................          15,202           548,640
  *Cbeyond, Inc.................................................................          18,494           157,199
   CenturyLink, Inc.............................................................          89,555         3,316,222
 #*Cincinnati Bell, Inc.........................................................          48,400           166,980

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (Continued)
  *Cogent Communications Group, Inc.............................................          12,105   $       184,480
   Consolidated Communications Holdings, Inc....................................          20,794           394,878
 #*Crown Castle International Corp..............................................          11,600           562,368
  *FiberTower Corp..............................................................          23,603             5,381
  #Frontier Communications Corp.................................................         513,036         2,195,794
  *General Communications, Inc. Class A.........................................          47,166           490,998
   HickoryTech Corp.............................................................          11,805           135,639
   IDT Corp. Class B............................................................          18,419           162,087
 #*Iridium Communications, Inc..................................................          73,501           587,273
 #*Leap Wireless International, Inc.............................................          39,583           338,830
 #*Level 3 Communications, Inc..................................................          11,404           211,544
   Lumos Networks Corp..........................................................           6,471            97,259
  *MetroPCS Communications, Inc.................................................          74,060           654,690
  *Neutral Tandem, Inc..........................................................          33,890           416,508
  *NII Holdings, Inc............................................................          10,603           213,226
   NTELOS Holdings Corp.........................................................           6,471           147,733
  *Pendrell Corp................................................................           8,111            21,656
  *Premiere Global Services, Inc................................................          52,933           465,810
  *Primus Telecommunications Group, Inc.........................................             754             9,568
  *SBA Communications Corp......................................................           3,000           137,160
   Shenandoah Telecommunications Co.............................................          23,208           229,063
  *Sprint Nextel Corp...........................................................         506,044         1,072,813
   SureWest Communications......................................................          14,867           215,274
 #*Telephone & Data Systems, Inc................................................          91,001         2,393,335
  *tw telecom, Inc..............................................................           6,182           124,567
  *United States Cellular Corp..................................................          25,486         1,169,043
   USA Mobility, Inc............................................................          23,864           337,676
   Verizon Communications, Inc..................................................         205,994         7,757,734
   Warwick Valley Telephone Co..................................................           5,426            74,119
  #Windstream Corp..............................................................          59,700           720,579
                                                                                                   ---------------
Total Telecommunication Services................................................                        50,368,122
                                                                                                   ---------------
Utilities -- (1.2%)
  *AES Corp.....................................................................         238,912         3,048,517
   AGL Resources, Inc...........................................................          11,899           493,927
   ALLETE, Inc..................................................................           9,300           385,485
   Alliant Energy Corp..........................................................             753            31,920
   American States Water Co.....................................................           4,534           163,995
   Aqua America, Inc............................................................          13,326           293,972
  #Artesian Resources Corp. Class A.............................................           2,233            42,204
   Atmos Energy Corp............................................................          10,162           329,350
  #Avista Corp..................................................................          14,247           361,019
   Black Hills Corp.............................................................          10,094           340,773
 #*Cadiz, Inc...................................................................           2,750            27,335
   California Water Service Group...............................................          15,378           283,724
  *Calpine Corp.................................................................         112,188         1,637,945
   CenterPoint Energy, Inc......................................................           1,100            20,317
   Central Vermont Public Service Corp..........................................           6,594           231,911
   CH Energy Group, Inc.........................................................           6,000           341,280
   Chesapeake Utilities Corp....................................................           3,436           147,817
   Cleco Corp...................................................................           6,815           270,964
   CMS Energy Corp..............................................................          19,300           421,319
  #Connecticut Water Services, Inc..............................................           3,934           119,515
  #Consolidated Water Co., Ltd..................................................          13,018           101,410
   Delta Natural Gas Co., Inc...................................................             929            31,586
  *Dynegy, Inc..................................................................         120,391           223,927
   El Paso Electric Co..........................................................          10,600           368,880
   Empire District Electric Co..................................................          10,756           224,047
   Gas Natural, Inc.............................................................           1,858            20,717
   Genie Energy, Ltd. Class B...................................................          18,419           192,663
  *GenOn Energy, Inc............................................................         709,932         1,512,155

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Great Plains Energy, Inc.....................................................          16,907   $       348,622
   Hawaiian Electric Industries, Inc............................................          10,338           268,271
   IDACORP, Inc.................................................................           5,746           242,194
   Integrys Energy Group, Inc...................................................           7,049           365,914
   ITC Holdings Corp............................................................           5,500           405,405
   Laclede Group, Inc...........................................................           5,586           232,713
   MDU Resources Group, Inc.....................................................           3,108            66,449
   MGE Energy, Inc..............................................................           5,919           265,526
   Middlesex Water Co...........................................................          10,550           199,290
   National Fuel Gas Co.........................................................           2,800           140,784
  #New Jersey Resources Corp....................................................           9,664           461,166
   Northeast Utilities, Inc.....................................................           5,500           191,125
   Northwest Natural Gas Co.....................................................           6,831           324,814
   NorthWestern Corp............................................................           9,300           326,802
  *NRG Energy, Inc..............................................................         124,277         2,097,796
   NSTAR........................................................................           7,800           350,454
   NV Energy, Inc...............................................................          21,887           354,569
   OGE Energy Corp..............................................................           5,300           280,158
   ONEOK, Inc...................................................................             900            74,844
  #Ormat Technologies, Inc......................................................          34,934           567,678
   Otter Tail Corp..............................................................           8,800           194,392
  #Piedmont Natural Gas Co......................................................           8,025           264,183
   Pinnacle West Capital Corp...................................................           7,400           349,724
  #PNM Resources, Inc...........................................................          21,055           374,990
   Portland General Electric Co.................................................          13,900           346,666
   Public Service Enterprise Group, Inc.........................................          71,896         2,181,325
  #Questar Corp.................................................................          41,730           804,554
   RGC Resources, Inc...........................................................             400             7,180
   SJW Corp.....................................................................          18,956           449,068
   South Jersey Industries, Inc.................................................           7,648           419,722
   Southwest Gas Corp...........................................................           8,454           353,377
 #*Synthesis Energy Systems, Inc................................................          44,876            69,109
   TECO Energy, Inc.............................................................          20,582           371,505
   UGI Corp.....................................................................          10,988           295,687
  #UIL Holdings Corp............................................................          12,120           419,110
   UniSource Energy Corp........................................................           9,500           353,970
   Unitil Corp..................................................................           5,773           159,508
  #Vectren Corp.................................................................           9,779           279,582
  #Westar Energy, Inc...........................................................          12,600           358,344
  #WGL Holdings, Inc............................................................           7,470           318,596
   York Water Co................................................................           4,220            75,116
                                                                                                   ---------------
Total Utilities.................................................................                        27,678,956
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,950,250,818
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
  *Orchard Supply Hardware Stores Corp..........................................             935             1,870
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights...................................           2,758                --
 .*Contra Pharmacopeia Contingent Value Rights..................................           9,274                --
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................           3,245                --
 .*PhotoMedex, Inc. Contingent Value Warrants...................................             340                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................          59,443            10,839
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17................................             567                --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17................................             567                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            10,839
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       4,373,604         4,373,604
                                                                                                   ---------------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.4%)
 (S)@DFA Short Term Investment Fund.............................................     326,888,237   $   326,888,237
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
     $1,789,074 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
     at $1,796,951) to be repurchased at $1,754,003.............................   $       1,754         1,753,993
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       328,642,230
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,131,873,978)^^......................................................                   $ 2,283,279,361
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                           ---------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------------------
                                               LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                           --------------   ------------   -------   ---------------
Common Stocks
   Consumer Discretionary...............   $  291,930,203             --      --     $  291,930,203
   Consumer Staples.....................      111,653,704             --      --        111,653,704
   Energy...............................      200,698,882             --      --        200,698,882
   Financials...........................      455,180,979             --      --        455,180,979
   Health Care..........................      170,297,933             --      --        170,297,933
   Industrials..........................      280,417,519   $     19,102      --        280,436,621
   Information Technology...............      246,749,666             --      --        246,749,666
   Materials............................      115,255,752             --      --        115,255,752
   Other................................               --             --      --                 --
   Telecommunication Services...........       50,368,122             --      --         50,368,122
   Utilities............................       27,678,956             --      --         27,678,956
Preferred Stocks
   Consumer Discretionary...............            1,870             --      --              1,870
Rights/Warrants.........................               --         10,839      --             10,839
Temporary Cash Investments..............        4,373,604             --      --          4,373,604
Securities Lending Collateral...........               --    328,642,230      --        328,642,230
                                           --------------   ------------     ---     ---------------
TOTAL...................................   $1,954,607,190   $328,672,171      --     $2,283,279,361
                                           ==============   ============     ===     ===============

               See accompanying Notes to Schedules of Investments.

                            U.S. SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (81.7%)
Consumer Discretionary -- (14.3%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          98,652   $       284,118
   A.H. Belo Corp. Class A......................................................          63,704           378,402
   Aaron's, Inc.................................................................         265,669         7,069,452
   Acme United Corp.............................................................           7,500            75,000
  *Aeropostale, Inc.............................................................         233,340         3,819,776
  *AFC Enterprises, Inc.........................................................          98,923         1,666,853
  *Aldila, Inc..................................................................          67,103           174,468
   Ambassadors Group, Inc.......................................................          58,376           263,276
   Amcon Distributing Co........................................................           2,169           144,260
  *American Apparel, Inc........................................................         130,700            97,894
  *American Axle & Manufacturing Holdings, Inc..................................         203,578         2,455,151
  *American Biltrite, Inc.......................................................           6,228            26,158
  #American Greetings Corp. Class A.............................................          47,800           686,886
 #*American Public Education, Inc...............................................          73,115         2,939,223
  *America's Car-Mart, Inc......................................................          40,727         1,545,182
 #*Amerigon, Inc................................................................          73,125         1,122,469
   Ameristar Casinos, Inc.......................................................         178,505         3,491,558
  *ANN, INC.....................................................................         214,670         5,207,894
  #Arbitron, Inc................................................................         110,593         3,949,276
 #*Archipelago Learning, Inc....................................................          89,973           934,819
  *Arctic Cat, Inc..............................................................          49,463         1,475,976
   Ark Restaurants Corp.........................................................          17,030           246,935
  *Asbury Automotive Group, Inc.................................................         152,117         3,485,000
  *Ascent Capital Group, Inc. Class A...........................................          51,422         2,436,889
  *Ballantyne Strong, Inc.......................................................          45,049           191,008
  *Bally Technologies, Inc......................................................         111,176         4,693,851
 #*Barnes & Noble, Inc..........................................................         233,951         2,823,789
   Bassett Furniture Industries, Inc............................................         161,298         1,295,223
  *Beasley Broadcast Group, Inc. Class A........................................          68,353           235,818
 #*Beazer Homes USA, Inc........................................................         280,735           856,242
   bebe stores, Inc.............................................................         327,258         2,866,780
   Belo Corp. Class A...........................................................         337,917         2,510,723
  *Benihana, Inc................................................................          73,773           806,339
  #Big 5 Sporting Goods Corp....................................................          66,279           526,255
  *Biglari Holdings, Inc........................................................           6,402         2,534,808
 #*BJ's Restaurants, Inc........................................................         106,879         5,347,156
  *Black Diamond, Inc...........................................................          30,200           242,204
 #*Blue Nile, Inc...............................................................          54,207         2,187,252
  *Bluegreen Corp...............................................................         106,741           277,527
   Blyth, Inc...................................................................          31,582         1,988,087
   Bob Evans Farms, Inc.........................................................         121,637         4,297,435
 #*Body Central Corp............................................................          11,253           302,481
  #Bon-Ton Stores, Inc. (The)...................................................         121,759           494,342
  #Books-A-Million, Inc.........................................................          45,236           109,923
   Bowl America, Inc. Class A...................................................           6,328            82,264
 #*Boyd Gaming Corp.............................................................         216,777         1,901,134
  *Bravo Brio Restaurant Group, Inc.............................................          11,203           215,658
 #*Bridgepoint Education, Inc...................................................         212,809         5,232,973
  #Brinker International, Inc...................................................         322,412         8,334,350
  *Brookfield Residential Properties, Inc.......................................          19,117           168,230
  #Brown Shoe Co., Inc..........................................................         210,300         1,987,335
  #Brunswick Corp...............................................................         122,407         2,612,165
  #Buckle, Inc..................................................................         171,844         7,497,554
 #*Buffalo Wild Wings, Inc......................................................          75,295         5,011,635
  *Build-A-Bear-Workshop, Inc...................................................          68,675           561,075
 #*Cabela's, Inc................................................................         277,885         7,247,241
  *Cache, Inc...................................................................          44,194           287,703
  #Callaway Golf Co.............................................................         235,109         1,575,230

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Cambium Learning Group, Inc..................................................         117,479   $       378,282
  *Canterbury Park Holding Corp.................................................          12,421           150,418
  *Capella Education Co.........................................................          45,693         1,934,185
 #*Career Education Corp........................................................         214,349         2,167,068
  *Caribou Coffee Co., Inc......................................................          83,400         1,414,464
 #*Carmike Cinemas, Inc.........................................................         123,182           877,056
   Carriage Services, Inc.......................................................         145,934           836,202
  *Carrols Restaurant Group, Inc................................................          85,757           969,912
 #*Carter's, Inc................................................................         215,859         9,048,809
  *Casual Male Retail Group, Inc................................................         181,245           572,734
   Cato Corp. Class A...........................................................         109,545         2,936,901
  *Cavco Industries, Inc........................................................          22,795         1,037,628
   CEC Entertainment, Inc.......................................................          80,916         2,845,816
 #*Central European Media Enterprises, Ltd. Class A.............................          22,087           154,388
 #*Charles & Colvard, Ltd.......................................................          54,095           166,072
 #*Charming Shoppes, Inc........................................................         469,659         2,329,509
 #*Cheesecake Factory, Inc......................................................         226,949         6,713,151
  #Cherokee, Inc................................................................          29,359           316,196
   Chico's FAS, Inc.............................................................          63,755           729,357
 #*Children's Place Retail Stores, Inc. (The)...................................          99,463         4,962,209
   Choice Hotels International, Inc.............................................           1,576            57,272
   Christopher & Banks Corp.....................................................         126,860           262,600
  *Chromcraft Revington, Inc....................................................          22,839            29,006
   Churchill Downs, Inc.........................................................          66,070         3,696,617
   Cinemark Holdings, Inc.......................................................         155,814         3,072,652
  *Citi Trends, Inc.............................................................          48,728           439,527
  *Coast Distribution System, Inc. (The)........................................          43,930           104,773
  *Cobra Electronics Corp.......................................................          26,671           124,820
 #*Coinstar, Inc................................................................         122,463         6,090,085
 #*Coldwater Creek, Inc.........................................................         208,113           183,139
 #*Collective Brands, Inc.......................................................         257,895         4,296,531
   Collectors Universe, Inc.....................................................          56,999           877,785
  #Columbia Sportswear Co.......................................................          95,269         4,368,084
  *Comstock Homebuilding Cos., Inc. Class A.....................................           3,000             4,440
 #*Conn's, Inc..................................................................         113,232         1,313,491
  #Cooper Tire & Rubber Co......................................................         235,247         3,542,820
   Core-Mark Holding Co., Inc...................................................          42,481         1,725,153
 #*Corinthian Colleges, Inc.....................................................         229,718           691,451
 #*Cost Plus, Inc...............................................................          89,525         1,213,064
   CPI Corp.....................................................................          24,561            39,052
  #Cracker Barrel Old Country Store, Inc........................................          92,872         4,872,994
  *Crocs, Inc...................................................................         341,636         6,497,917
 #*Crown Media Holdings, Inc. Class A...........................................          52,217            62,138
   CSS Industries, Inc..........................................................          26,600           569,772
  *Culp, Inc....................................................................          39,054           355,782
 #*Cumulus Media, Inc. Class A..................................................         801,871         2,822,586
  *Daily Journal Corp...........................................................             200            14,200
  *Dana Holding Corp............................................................         305,054         4,530,052
 #*Deckers Outdoor Corp.........................................................          28,860         2,333,331
  *dELiA*s, Inc.................................................................          26,901            28,784
  *Delta Apparel, Inc...........................................................          14,717           225,170
  #Destination Maternity Corp...................................................          48,071           802,305
 #*DGSE Cos., Inc...............................................................           5,479            39,613
 #*Dial Global, Inc.............................................................           2,610             8,587
 #*Digital Generation, Inc......................................................          96,880         1,346,632
  #Dillard's, Inc. Class A......................................................         175,813         7,779,725
 #*DineEquity, Inc..............................................................          70,147         3,333,385
  *Dixie Group, Inc. (The)......................................................         107,711           385,605
  *Dolan Co.....................................................................         109,295         1,030,652
  *Domino's Pizza, Inc..........................................................         270,452         8,830,258
  *Dorman Products, Inc.........................................................          68,075         2,955,136

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Dover Downs Gaming & Entertainment, Inc......................................          43,169   $       105,764
  *Dover Motorsports, Inc.......................................................          56,312            68,138
  *Dreams, Inc..................................................................           1,500             3,390
 #*DreamWorks Animation SKG, Inc. Class A.......................................         124,308         2,206,467
  *Drew Industries, Inc.........................................................          83,955         2,180,311
   DSW, Inc. Class A............................................................         136,560         6,823,903
 #*Duckwall-ALCO Stores, Inc....................................................           5,784            48,123
  *E.W. Scripps Co. Class A (The)...............................................         168,237         1,424,967
  *EDCI Holdings, Inc...........................................................          19,757           101,749
   Educational Development Corp.................................................          15,090            74,318
   Einstein Noah Restaurant Group, Inc..........................................          60,667           903,332
  *ELXSI Corp...................................................................           1,800             7,200
  *Emerson Radio Corp...........................................................         197,300           347,248
  *Emmis Communications Corp. Class A...........................................          60,662            46,710
 #*Empire Resorts, Inc..........................................................          23,885            47,770
 #*Entercom Communications Corp. Class A........................................         104,657           807,952
   Entravision Communications Corp..............................................         176,161           315,328
   Escalade, Inc................................................................          38,965           184,304
  #Ethan Allen Interiors, Inc...................................................         115,411         2,723,700
  *Ever-Glory International Group, Inc..........................................           1,580             2,670
  *Exide Technologies...........................................................         266,699           880,107
  *Express, Inc.................................................................         330,468         7,151,328
  *Famous Dave's of America, Inc................................................          28,331           293,509
  *Federal Screw Works..........................................................           1,562             6,248
  *Federal-Mogul Corp...........................................................         132,470         2,197,677
   Finish Line, Inc. Class A (The)..............................................         205,162         4,339,176
  *Fisher Communications, Inc...................................................          21,878           658,309
  #Flanigan's Enterprises, Inc..................................................           5,380            38,117
   Flexsteel Industries, Inc....................................................          22,267           315,969
  *Footstar, Inc................................................................          22,800            17,214
  *Frederick's of Hollywood Group, Inc..........................................           1,000               490
  #Fred's, Inc. Class A.........................................................         147,451         2,174,902
   Frisch's Restaurants, Inc....................................................          20,810           437,010
 #*Fuel Systems Solutions, Inc..................................................          64,450         1,345,072
  *Full House Resorts, Inc......................................................          60,438           168,018
  *Furniture Brands International, Inc..........................................         179,945           304,107
  *Gaiam, Inc. Class A..........................................................          56,441           202,059
   Gaming Partners International Corp...........................................           8,434            54,526
 #*Gaylord Entertainment Co.....................................................         174,161         4,885,216
  *Geeknet, Inc.................................................................          10,551           183,482
  *Genesco, Inc.................................................................          98,848         6,036,647
  *G-III Apparel Group, Ltd.....................................................          69,327         1,582,735
  *Global Sources, Ltd..........................................................           6,591            40,073
  *Golfsmith International Holdings, Inc........................................           4,188            15,370
 #*Gordmans Stores, Inc.........................................................           8,560           124,377
  *Grand Canyon Education, Inc..................................................         174,216         2,923,344
  *Gray Television, Inc.........................................................         174,728           358,192
  *Gray Television, Inc. Class A................................................          25,939            44,356
  *Great Wolf Resorts, Inc......................................................         206,308           660,186
  #Group 1 Automotive, Inc......................................................          83,138         4,434,581
  *Hallwood Group, Inc. (The)...................................................           1,128            17,935
  *Hampshire Group, Ltd.........................................................           8,000            20,000
  *Harris Interactive, Inc......................................................         907,213           598,761
   Harte-Hanks, Inc.............................................................         223,465         2,156,437
  *Hastings Entertainment, Inc..................................................          42,003            68,045
   Haverty Furniture Cos., Inc..................................................          66,935           835,349
   Haverty Furniture Cos., Inc. Class A.........................................           2,292            27,905
  *Heelys, Inc..................................................................          24,682            44,921
  *Helen of Troy, Ltd...........................................................         125,947         4,051,715
 #*hhgregg, Inc.................................................................         152,032         1,547,686
 #*Hibbett Sporting Goods, Inc..................................................         105,445         5,053,979

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Hillenbrand, Inc.............................................................         246,825   $     5,788,046
   Hooker Furniture Corp........................................................          37,820           455,731
   Hot Topic, Inc...............................................................         168,945         1,236,677
 #*Hovnanian Enterprises, Inc. Class A..........................................         128,558           311,110
   HSN, Inc.....................................................................         206,075         7,354,817
 #*Iconix Brand Group, Inc......................................................         258,627         4,761,323
  *Infosonics Corp..............................................................          34,050            24,856
   Insignia Systems, Inc........................................................          15,351            32,237
  #International Speedway Corp. Class A.........................................         104,910         2,705,629
  *Interval Leisure Group, Inc..................................................         245,466         3,338,338
  *iRobot Corp..................................................................          96,970         3,203,889
  *Isle of Capri Casinos, Inc...................................................          61,370           311,760
 #*ITT Educational Services, Inc................................................         105,162         6,927,021
  *J. Alexander's Corp..........................................................          15,982           105,481
 #*Jack in the Box, Inc.........................................................         197,929         4,196,095
  *Jaclyn, Inc..................................................................           2,235            15,008
  #JAKKS Pacific, Inc...........................................................          75,915         1,159,981
  *Johnson Outdoors, Inc. Class A...............................................          21,750           369,968
   Jones Group, Inc. (The)......................................................         324,085         2,958,896
 #*Jos. A. Bank Clothiers, Inc..................................................         110,789         5,290,175
  *Journal Communications, Inc. Class A.........................................         180,719           928,896
 #*K12, Inc.....................................................................         125,001         2,798,772
  #KB Home......................................................................         290,215         2,617,739
  *Kenneth Cole Productions, Inc. Class A.......................................          54,907           674,807
  *Kid Brands, Inc..............................................................         195,908           671,964
  *Kirkland's, Inc..............................................................          91,646         1,371,941
  *Knology, Inc.................................................................         169,861         2,559,805
  *Kona Grill, Inc..............................................................          28,821           174,655
   Koss Corp....................................................................          23,302           128,394
 #*Krispy Kreme Doughnuts, Inc..................................................         236,849         1,736,103
   KSW, Inc.....................................................................          20,184            66,607
 #*K-Swiss, Inc. Class A........................................................          91,023           307,658
  #Lacrosse Footwear, Inc.......................................................          26,628           334,980
  *Lakeland Industries, Inc.....................................................          18,439           173,695
  *Lakes Entertainment, Inc.....................................................          61,139           124,724
  *Lazare Kaplan International, Inc.............................................           9,600            25,680
  *La-Z-Boy, Inc................................................................         196,240         2,586,443
  *Leapfrog Enterprises, Inc....................................................         191,371         1,108,038
  *Learning Tree International, Inc.............................................          40,081           243,692
  *Lee Enterprises, Inc.........................................................         467,197           621,372
 #*Libbey, Inc..................................................................          73,121         1,101,202
  *Liberty Media Corp. - Liberty Capital Class B................................           1,688           141,108
 #*Life Time Fitness, Inc.......................................................         163,008         8,010,213
  #Lifetime Brands, Inc.........................................................          51,358           608,592
  *LIN TV Corp. Class A.........................................................         150,316           605,773
   Lincoln Educational Services Corp............................................          75,737           661,184
  #Lithia Motors, Inc. Class A..................................................         152,270         3,381,917
 #*Live Nation Entertainment, Inc...............................................         514,997         5,294,169
 #*LodgeNet Interactive Corp....................................................          28,748           103,493
 #*Luby's, Inc..................................................................         245,262         1,280,268
  *Lumber Liquidators Holdings, Inc.............................................           1,204            25,717
  *M/I Homes, Inc...............................................................          64,341           730,270
   Mac-Gray Corp................................................................          47,144           657,187
  *Madison Square Garden Co. (The)..............................................         113,712         3,262,397
  *Maidenform Brands, Inc.......................................................          85,005         1,700,100
  *Mannatech, Inc...............................................................           5,420            23,306
   Marcus Corp..................................................................          73,724           892,798
 #*Marine Products Corp.........................................................         119,549           713,708
 #*MarineMax, Inc...............................................................          81,503           669,955
  #Martha Stewart Living Omnimedia, Inc. Class A................................         108,277           476,419
   Matthews International Corp. Class A.........................................         111,565         3,677,182

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *MAXXAM, Inc..................................................................             253   $       151,674
  *McClatchy Co. (The)..........................................................         209,852           493,152
   McRae Industries, Inc. Class A...............................................           2,500            32,275
  #MDC Holdings, Inc............................................................         164,298         3,256,386
 #*Media General, Inc. Class A..................................................          77,111           309,986
   Men's Wearhouse, Inc. (The)..................................................         195,127         6,729,930
  #Meredith Corp................................................................         144,499         4,550,274
  *Meritage Homes Corp..........................................................         109,961         2,661,056
   MGP Ingredients, Inc.........................................................          62,919           374,997
  *Midas, Inc...................................................................          42,592           362,032
  *Modine Manufacturing Co......................................................         167,326         1,830,546
  *Monarch Casino & Resort, Inc.................................................          48,298           514,374
  #Monro Muffler Brake, Inc.....................................................         115,909         4,861,223
  *Morgans Hotel Group Co.......................................................          28,266           159,420
  *Morton's Restaurant Group, Inc...............................................          59,969           413,786
 #*Motorcar Parts of America, Inc...............................................          42,829           274,962
   Movado Group, Inc............................................................          72,806         1,340,358
  *MTR Gaming Group, Inc........................................................          59,127           141,314
  *Multimedia Games Holding Co., Inc............................................          97,834           738,647
  *Nathan's Famous, Inc.........................................................          20,488           429,019
   National CineMedia, Inc......................................................         214,381         2,919,869
  *Nautilus, Inc................................................................         217,722           526,887
  *Navarre Corp.................................................................          88,513           128,344
  *New Frontier Media, Inc......................................................           3,200             3,488
  *New York & Co., Inc..........................................................         208,958           582,993
  *New York Times Co. Class A (The).............................................         570,192         4,247,930
  *Nexstar Broadcasting Group, Inc. Class A.....................................          36,510           309,240
  *Nobility Homes, Inc..........................................................          13,083            74,573
  #Nutrisystem, Inc.............................................................         104,733         1,246,323
  *O'Charley's, Inc.............................................................          78,776           511,256
  *Office Depot, Inc............................................................         962,466         2,627,532
 #*OfficeMax, Inc...............................................................         295,315         1,633,092
 #*Orbitz Worldwide, Inc........................................................         269,067           984,785
  *Orient-Express Hotels, Ltd. Class A..........................................         349,330         2,955,332
   Outdoor Channel Holdings, Inc................................................          89,662           632,117
  *Overstock.com, Inc...........................................................          74,465           503,383
   Oxford Industries, Inc.......................................................          88,421         4,503,282
  *P & F Industries, Inc. Class A...............................................          10,000            38,800
  #P.F. Chang's China Bistro, Inc...............................................          75,416         2,455,545
 #*Pacific Sunwear of California, Inc...........................................         211,007           379,813
  *Papa John's International, Inc...............................................          95,326         3,692,929
 #*Peet's Coffee & Tea, Inc.....................................................          43,070         2,619,517
   Penske Automotive Group, Inc.................................................         337,541         7,554,168
  #Pep Boys - Manny, Moe & Jack (The)...........................................         201,728         3,025,920
 #*Perfumania Holdings, Inc.....................................................           2,175            21,315
  *Perry Ellis International, Inc...............................................          68,577         1,065,687
  #PetMed Express, Inc..........................................................          72,525           904,387
 #*Pier 1 Imports, Inc..........................................................         641,193         9,970,551
  *Pinnacle Entertainment, Inc..................................................         220,582         2,139,645
  *Point.360....................................................................           4,284             4,648
  #Pool Corp....................................................................         178,671         6,080,174
  *Princeton Review, Inc........................................................          91,100             9,666
  *Q.E.P. Co., Inc..............................................................           9,614           168,726
  *Quantum Fuel Systems Technologies Worldwide, Inc.............................           6,097             4,756
  *Quiksilver, Inc..............................................................         584,012         2,604,694
   R.G. Barry Corp..............................................................          38,160           467,078
 #*Radio One, Inc. Class D......................................................       1,003,142         1,023,205
  #RadioShack Corp..............................................................         398,598         2,861,934
  *Reading International, Inc. Class A..........................................          22,403            95,437
  *Reading International, Inc. Class B..........................................           2,710            15,650
  *Red Lion Hotels Corp.........................................................          66,878           489,547

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Red Robin Gourmet Burgers, Inc...............................................          54,683   $     1,679,315
  #Regal Entertainment Group....................................................         472,935         5,888,041
  #Regis Corp...................................................................         235,461         4,035,802
   Rent-A-Center, Inc...........................................................         213,778         7,229,972
  *Rentrak Corp.................................................................          27,882           477,061
  *Rick's Cabaret International, Inc............................................          34,784           359,667
  *Rockford Corp................................................................          24,170            90,638
  *Rocky Brands, Inc............................................................          94,670         1,050,837
  *Ruby Tuesday, Inc............................................................         215,410         1,617,729
 #*Rue21, Inc...................................................................          90,296         2,186,066
 #*Ruth's Hospitality Group, Inc................................................         132,137           817,928
  #Ryland Group, Inc. (The).....................................................         149,396         2,719,007
  *Saga Communications, Inc. Class A............................................          13,957           575,726
 #*Saks, Inc....................................................................         607,995         6,067,790
  *Salem Communications Corp. Class A...........................................         132,841           363,984
  *Sally Beauty Holdings, Inc...................................................         177,914         3,668,587
   Scholastic Corp..............................................................         107,233         3,164,446
  *Scientific Games Corp. Class A...............................................         367,653         4,114,037
 #*Sealy Corp...................................................................         200,395           290,573
 #*Select Comfort Corp..........................................................         219,125         5,495,655
   Service Corp. International..................................................         240,473         2,669,250
  *Shiloh Industries, Inc.......................................................         208,939         1,717,479
  *Shoe Carnival, Inc...........................................................          49,627         1,255,067
  *Shuffle Master, Inc..........................................................         203,931         2,610,317
 #*Shutterfly, Inc..............................................................         124,453         2,952,025
   Sinclair Broadcast Group, Inc. Class A.......................................         447,331         5,493,225
   Six Flags Entertainment Corp.................................................         182,712         8,008,267
 #*Skechers U.S.A., Inc. Class A................................................         113,234         1,376,925
   Skyline Corp.................................................................          45,820           284,542
  *Smith & Wesson Holding Corp..................................................         248,120         1,275,337
  *Sonesta International Hotels Corp. Class A...................................           2,815            85,323
  #Sonic Automotive, Inc. Class A...............................................         159,155         2,481,226
  *Sonic Corp...................................................................         222,968         1,527,331
  *Spanish Broadcasting System, Inc. Class A....................................          43,707           256,997
   Spartan Motors, Inc..........................................................         116,861           709,346
  *Spectrum Group International, Inc............................................          85,617           205,909
  #Speedway Motorsports, Inc....................................................         119,783         1,920,121
  *Sport Chalet, Inc. Class A...................................................          28,319            47,293
  *Sport Chalet, Inc. Class B...................................................           4,108             8,791
  *Sports Club Co., Inc. (The)..................................................          19,000            12,160
  #Stage Stores, Inc............................................................         133,727         2,056,721
   Standard Motor Products, Inc.................................................         144,840         2,996,740
 #*Standard Pacific Corp........................................................         658,163         2,395,713
  *Stanley Furniture Co., Inc...................................................          34,955           122,692
  *Stein Mart, Inc..............................................................         167,776         1,216,376
  *Steiner Leisure, Ltd.........................................................          54,562         2,694,272
  *Steinway Musical Instruments, Inc............................................          45,915         1,145,579
  *Steven Madden, Ltd...........................................................         134,814         5,546,248
  #Stewart Enterprises, Inc. Class A............................................         244,896         1,506,110
  *Stoneridge, Inc..............................................................          91,784           860,016
   Strattec Security Corp.......................................................          11,681           245,885
  #Strayer Education, Inc.......................................................           7,993           869,638
  #Sturm Ruger & Co., Inc.......................................................          73,927         2,931,206
   Superior Industries International, Inc.......................................         103,782         1,885,719
  *Syms Corp....................................................................          34,797           351,450
  *Systemax, Inc................................................................         120,536         2,122,639
 #*Talbots, Inc.................................................................          33,903           109,846
  *Tandy Brands Accessories, Inc................................................          14,700            15,288
  *Tandy Leather Factory, Inc...................................................           3,583            17,628
 #*Tenneco, Inc.................................................................         135,795         4,359,020
  #Texas Roadhouse, Inc.........................................................         262,457         3,978,848

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Thor Industries, Inc.........................................................         201,233   $     6,169,804
 #*Town Sports International Holdings, Inc......................................          85,752           760,620
   Tractor Supply Co............................................................           4,446           359,103
  *Trans World Entertainment Corp...............................................         452,232         1,117,013
 #*True Religion Apparel, Inc...................................................         103,507         3,751,094
  *Tuesday Morning Corp.........................................................         159,005           540,617
  *Ulta Salon Cosmetics & Fragrance, Inc........................................         159,558        12,161,511
 #*Unifi, Inc...................................................................         127,165         1,237,315
 #*Universal Electronics, Inc...................................................          52,879           978,262
  *Universal Technical Institute, Inc...........................................          88,499         1,234,561
 #*US Auto Parts Network, Inc...................................................          97,364           484,873
  #Vail Resorts, Inc............................................................         145,362         6,339,237
 #*Valassis Communications, Inc.................................................         174,603         3,972,218
   Value Line, Inc..............................................................          26,515           297,498
 #*Valuevision Media, Inc. Class A..............................................         257,001           406,062
 #*Vitacost.com, Inc............................................................          21,706           143,260
 #*Vitamin Shoppe, Inc..........................................................         111,646         4,771,750
  *VOXX International Corp......................................................         158,868         2,020,801
  *Walking Co. Holdings, Inc. (The).............................................           3,061            13,468
  *Wells-Gardner Electronics Corp...............................................          33,182            68,687
   Wendy's Co. (The)............................................................          19,650            92,158
  *West Marine, Inc.............................................................         139,909         1,695,697
  *Wet Seal, Inc. Class A (The).................................................         359,068         1,256,738
   Weyco Group, Inc.............................................................          50,427         1,273,786
   Williams Controls, Inc.......................................................          10,928           122,284
   Winmark Corp.................................................................          22,778         1,564,165
 #*Winnebago Industries, Inc....................................................          90,602           828,102
  #Wolverine World Wide, Inc....................................................         184,683         7,219,258
  #World Wrestling Entertainment, Inc. Class A..................................          98,041           930,409
 #*Xanadoo Co. Class A..........................................................             170            18,530
 #*Zale Corp....................................................................         131,182           373,869
 #*Zumiez, Inc..................................................................         122,425         3,496,458
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       712,940,746
                                                                                                   ---------------
Consumer Staples -- (3.7%)
   Alico, Inc...................................................................          19,830           458,866
  *Alliance One International, Inc..............................................         310,929           904,803
   Andersons, Inc. (The)........................................................          75,044         3,043,034
   Arden Group, Inc. Class A....................................................           3,878           348,981
  #B&G Foods, Inc...............................................................         195,567         4,431,548
 #*Boston Beer Co., Inc. Class A (The)..........................................          33,824         3,384,091
  *Bridgford Foods Corp.........................................................          17,169           191,606
  #Calavo Growers, Inc..........................................................          66,522         1,809,398
  #Cal-Maine Foods, Inc.........................................................          86,169         3,270,975
  #Casey's General Stores, Inc..................................................         142,377         7,252,684
   CCA Industries, Inc..........................................................          16,064            80,159
 #*Central European Distribution Corp...........................................          24,785           101,619
  *Central Garden & Pet Co......................................................          66,566           581,787
  *Central Garden & Pet Co. Class A.............................................         163,962         1,551,081
  *Chiquita Brands International, Inc...........................................         155,017         1,362,599
   Coca-Cola Bottling Co........................................................          30,886         1,882,502
  #Coffee Holding Co., Inc......................................................          11,600            97,266
  *Craft Brew Alliance, Inc.....................................................          65,075           407,370
  *Darling International, Inc...................................................         474,139         7,244,844
 #*Dean Foods Co................................................................         298,393         3,210,709
  #Diamond Foods, Inc...........................................................          79,218         2,878,782
 #*Dole Food Co., Inc...........................................................         162,668         1,561,613
 #*Elizabeth Arden, Inc.........................................................         114,231         4,108,889
 #*Farmer Brothers Co...........................................................          35,913           358,412
   Fresh Del Monte Produce, Inc.................................................         223,682         5,475,735
 #*Fresh Market, Inc. (The).....................................................          10,243           441,064

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  *Glacier Water Services, Inc..................................................           3,200   $        80,000
   Golden Enterprises, Inc......................................................          32,785           112,453
   Griffin Land & Nurseries, Inc................................................          20,710           552,750
  *Hain Celestial Group, Inc. (The).............................................         176,196         6,799,404
  *Harbinger Group, Inc.........................................................          29,985           143,928
 #*Heckmann Corp................................................................         498,877         2,549,261
  #Imperial Sugar Co............................................................          48,702           166,074
   Ingles Markets, Inc. Class A.................................................          47,053           820,134
   Inter Parfums, Inc...........................................................         108,483         1,811,666
   J & J Snack Foods Corp.......................................................          72,283         3,688,601
  *John B. Sanfilippo & Son, Inc................................................          61,007           602,139
  #Lancaster Colony Corp........................................................         103,473         7,190,339
 #*Lifeway Foods, Inc...........................................................          50,414           469,858
  *Medifast, Inc................................................................          57,159           941,980
   Nash-Finch Co................................................................          44,590         1,302,474
  *National Beverage Corp.......................................................         129,548         2,167,338
  *Natural Alternatives International, Inc......................................          20,426           186,898
 #*Nature's Sunshine Products, Inc..............................................          33,684           501,892
  #Nu Skin Enterprises, Inc. Class A............................................         281,324        14,052,134
  *Nutraceutical International Corp.............................................          36,311           466,596
  #Oil-Dri Corp. of America.....................................................          20,655           433,548
  *Omega Protein Corp...........................................................          68,815           592,497
   Orchids Paper Products Co....................................................          20,917           394,913
  *Overhill Farms, Inc..........................................................          44,185           180,275
  *Pantry, Inc..................................................................          77,215           929,669
  *Parlux Fragrances, Inc.......................................................          69,048           362,502
  *Physicians Formula Holdings, Inc.............................................          57,706           174,272
  *Pilgrim's Pride Corp.........................................................         330,786         1,779,629
  *Pizza Inn Holdings, Inc......................................................           8,932            49,037
  *Prestige Brands Holdings, Inc................................................         192,857         2,476,284
   PriceSmart, Inc..............................................................         111,176         7,409,880
  *Reddy Ice Holdings, Inc......................................................          18,834             7,159
   Reliv' International, Inc....................................................          28,122            35,152
  *Revlon, Inc..................................................................         130,364         2,054,537
  #Rocky Mountain Chocolate Factory, Inc........................................          24,280           210,265
  #Ruddick Corp.................................................................         156,784         6,324,667
  #Sanderson Farms, Inc.........................................................          88,305         4,498,257
  *Scheid Vineyards, Inc........................................................             440             4,492
  *Schiff Nutrition International, Inc..........................................          81,076           865,081
 #*Seneca Foods Corp. Class A...................................................          32,726           946,763
  *Seneca Foods Corp. Class B...................................................           2,700            76,383
  *Smart Balance, Inc...........................................................         219,834         1,165,120
   Snyders-Lance, Inc...........................................................         177,086         4,071,207
   Spartan Stores, Inc..........................................................          83,751         1,569,494
 #*Spectrum Brands Holdings, Inc................................................          88,258         2,555,069
 #*Star Scientific, Inc.........................................................         221,889           670,105
   Stephan Co. (The)............................................................           3,400             7,990
  #SUPERVALU, Inc...............................................................         770,872         5,326,726
  *Susser Holdings Corp.........................................................          77,094         1,838,692
  *Tofutti Brands, Inc..........................................................          19,440            34,020
  #Tootsie Roll Industries, Inc.................................................         141,427         3,428,190
 #*TreeHouse Foods, Inc.........................................................         110,760         6,262,370
  *United Natural Foods, Inc....................................................         164,064         7,227,019
   United-Guardian, Inc.........................................................          17,176           275,675
  #Universal Corp...............................................................          86,147         3,866,277
 #*USANA Health Sciences, Inc...................................................          57,835         2,011,501
  #Vector Group, Ltd............................................................         300,973         5,239,940
   Village Super Market, Inc. Class A...........................................          30,888           980,694
  #WD-40 Co.....................................................................          60,588         2,650,119
   Weis Markets, Inc............................................................          97,232         4,109,997

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
 #*Winn-Dixie Stores, Inc.......................................................         213,327   $     2,015,940
                                                                                                   ---------------
Total Consumer Staples..........................................................                       186,157,743
                                                                                                   ---------------
Energy -- (4.3%)
 #*Abraxas Petroleum Corp.......................................................         111,700           418,875
   Adams Resources & Energy, Inc................................................          16,131           615,075
   Alon USA Energy, Inc.........................................................         137,798         1,331,129
 #*Approach Resources, Inc......................................................         130,624         4,588,821
  *Barnwell Industries, Inc.....................................................          32,713            93,232
  *Basic Energy Services, Inc...................................................         156,975         2,827,120
   Berry Petroleum Co. Class A..................................................          58,947         2,653,204
  *Bill Barrett Corp............................................................         183,862         5,078,268
  *BioFuel Energy Corp..........................................................         154,700            94,352
   Bolt Technology Corp.........................................................          31,993           383,596
  *BPZ Resources, Inc...........................................................         421,280         1,373,373
   Bristow Group, Inc...........................................................         145,690         7,147,551
  *Cal Dive International, Inc..................................................         327,020           984,330
  *Callon Petroleum Co..........................................................         157,505           945,030
 #*Carrizo Oil & Gas, Inc.......................................................         145,169         3,526,155
 #*Clayton Williams Energy, Inc.................................................          45,982         3,742,475
 #*Clean Energy Fuels Corp......................................................         275,599         4,122,961
  *Cloud Peak Energy, Inc.......................................................         249,672         4,731,284
  *Complete Production Services, Inc............................................         192,715         6,494,496
 #*Comstock Resources, Inc......................................................         163,260         1,965,650
  *Contango Oil & Gas Co........................................................          58,878         3,666,922
 #*CREDO Petroleum Corp.........................................................          21,905           224,526
  *Crimson Exploration, Inc.....................................................         123,163           363,331
  *Crosstex Energy, Inc.........................................................         199,234         2,502,379
  *CVR Energy, Inc..............................................................         328,935         8,203,639
  *Dawson Geophysical Co........................................................          31,049         1,105,034
   Delek US Holdings, Inc.......................................................         145,043         1,826,091
  *Delta Petroleum Corp.........................................................               1                --
   DHT Holdings, Inc............................................................         192,811           204,380
 #*Double Eagle Petroleum Co....................................................          38,812           257,324
 #*Endeavour International Corp.................................................          99,519         1,052,911
  *Energy Partners, Ltd.........................................................         152,791         2,441,600
  *ENGlobal Corp................................................................          92,274           193,775
 #*Evolution Petroleum Corp.....................................................          42,948           384,814
 #*Exterran Holdings, Inc.......................................................         189,903         1,762,300
  *FieldPoint Petroleum Corp....................................................          27,137           131,614
  *Forest Oil Corp..............................................................         110,462         1,436,006
 #*FX Energy, Inc...............................................................         121,383           670,034
 #*Geokinetics, Inc.............................................................          51,651           121,380
  *GeoMet, Inc..................................................................         133,120            95,980
  *GeoResources, Inc............................................................          99,675         3,051,052
 #*GMX Resources, Inc...........................................................         205,740           181,051
 #*Green Plains Renewable Energy, Inc...........................................         131,629         1,493,989
   Gulf Island Fabrication, Inc.................................................          52,809         1,602,753
  *Gulfmark Offshore, Inc. Class A..............................................          96,541         4,413,855
  *Gulfport Energy Corp.........................................................         219,144         7,203,263
 #*Harvest Natural Resources, Inc...............................................         137,196           943,908
  *Helix Energy Solutions Group, Inc............................................         409,113         6,729,909
  *Hercules Offshore, Inc.......................................................         551,610         2,476,729
  *HKN, Inc.....................................................................          94,400           236,944
   HollyFrontier Corp...........................................................         326,588         9,582,092
  *Hornbeck Offshore Services, Inc..............................................         139,869         4,572,318
 #*Houston American Energy Corp.................................................          59,887           739,604
 #*ION Geophysical Corp.........................................................         533,411         3,963,244
 #*James River Coal Co..........................................................         114,145           717,972
  *Key Energy Services, Inc.....................................................         450,644         6,525,325
 #*Lucas Energy, Inc............................................................          63,663           150,881

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  #Lufkin Industries, Inc.......................................................          90,125   $     6,779,202
  *Matrix Service Co............................................................          95,581         1,112,563
  *Mexco Energy Corp............................................................           6,572            46,530
  *Mitcham Industries, Inc......................................................          48,445         1,063,852
  *Natural Gas Services Group, Inc..............................................          43,902           605,409
  *Newpark Resources, Inc.......................................................         364,547         2,967,413
 #*Northern Oil & Gas, Inc......................................................          33,762           844,050
  #Overseas Shipholding Group, Inc..............................................          91,337         1,160,893
 #*OYO Geospace Corp............................................................          23,922         2,105,375
  #Panhandle Oil & Gas, Inc. Class A............................................          23,358           671,309
  *Parker Drilling Co...........................................................         455,368         2,959,892
 #*Patriot Coal Corp............................................................         308,594         2,345,314
   Penn Virginia Corp...........................................................         145,462           673,489
 #*Petroleum Development Corp...................................................          89,692         2,792,112
 #*PetroQuest Energy, Inc.......................................................         247,981         1,592,038
  *PHI, Inc. Non-Voting.........................................................          42,468         1,119,456
  *PHI, Inc. Voting.............................................................           4,419           106,100
  *Pioneer Drilling Co..........................................................         221,890         1,979,259
  *PostRock Energy Corp.........................................................          23,314            79,734
  *Pyramid Oil Co...............................................................          15,107            59,371
  *REX American Resources Corp..................................................          21,400           549,980
 #*Rex Energy Corp..............................................................         174,155         1,647,506
 #*Rosetta Resources, Inc.......................................................          96,489         4,630,507
 #*Royale Energy, Inc...........................................................          10,018            46,584
 #*SEACOR Holdings, Inc.........................................................          38,192         3,495,714
  *SemGroup Corp. Class A.......................................................          64,216         1,699,798
  #Ship Finance International, Ltd..............................................         290,078         3,257,576
  *Stone Energy Corp............................................................         195,884         5,494,546
 #*Superior Energy Services, Inc................................................             368            10,492
  *Swift Energy Co..............................................................         151,326         5,016,457
 #*Syntroleum Corp..............................................................         120,790           123,206
   Teekay Corp..................................................................          35,392           970,449
 #*Tesco Corp...................................................................          31,974           443,799
  *Tetra Technologies, Inc......................................................         280,735         2,622,065
  *TGC Industries, Inc..........................................................          66,443           542,175
 #*Toreador Resources Corp......................................................          45,306           210,220
 #*Triangle Petroleum Corp......................................................          11,109            75,986
  *Tri-Valley Corp..............................................................             100                22
  *Union Drilling, Inc..........................................................         100,724           647,655
 #*Uranium Energy Corp..........................................................         136,002           489,607
 #*USEC, Inc....................................................................         380,563           726,875
  *VAALCO Energy, Inc...........................................................         225,755         1,404,196
  *Venoco, Inc..................................................................         158,270         1,679,245
  *Verenium Corp................................................................           7,300            19,564
 #*Voyager Oil & Gas, Inc.......................................................          13,243            34,962
  #W&T Offshore, Inc............................................................         272,613         5,891,167
  *Warren Resources, Inc........................................................         262,527           934,596
 #*Western Refining, Inc........................................................         367,723         6,078,461
  *Westmoreland Coal Co.........................................................          22,267           269,431
  *Willbros Group, Inc..........................................................         142,861           608,588
 #*Zion Oil & Gas, Inc..........................................................           7,552            17,596
                                                                                                   ---------------
Total Energy....................................................................                       215,048,292
                                                                                                   ---------------
Financials -- (12.3%)
  *1st Constitution Bancorp.....................................................           1,860            13,575
   1st Source Corp..............................................................          89,656         2,244,986
  *1st United Bancorp, Inc......................................................          47,425           273,168
  *21st Century Holding Co......................................................          27,765            88,848
   Access National Corp.........................................................          18,529           171,208
   Advance America Cash Advance Centers, Inc....................................         251,445         1,978,872
  *Affirmative Insurance Holdings, Inc..........................................          77,687            88,563

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Alliance Bancorp, Inc. of Pennsylvania.......................................           3,510   $        39,312
  #Alliance Financial Corp......................................................          15,152           471,833
  *Altisource Portfolio Solutions SA............................................          97,780         5,230,252
   Ameriana Bancorp.............................................................           2,912            12,143
  *American Capital, Ltd........................................................         688,904         5,662,791
   American Equity Investment Life Holding Co...................................         251,815         2,903,427
  *American Independence Corp...................................................           7,700            34,650
  #American National Bankshares, Inc............................................          23,823           491,945
  *American River Bankshares....................................................           7,326            43,223
  *American Safety Insurance Holdings, Ltd......................................          38,333           833,743
  *American Spectrum Realty, Inc................................................           3,652            22,387
  *Ameris Bancorp...............................................................          84,936           910,514
  *AMERISAFE, Inc...............................................................          70,433         1,731,243
  *AmeriServe Financial, Inc....................................................         278,158           634,200
  #AmTrust Financial Services, Inc..............................................         235,145         6,097,310
  *Anchor Bancorp Wisconsin, Inc................................................           2,600               806
 #*Ante5, Inc...................................................................           8,404             6,135
   Argo Group International Holdings, Ltd.......................................         121,710         3,506,465
  #Arrow Financial Corp.........................................................          39,345         1,032,806
  #Artio Global Investors, Inc..................................................          47,940           215,251
   ASB Financial Corp...........................................................             900            10,800
   Aspen Insurance Holdings, Ltd................................................          81,373         2,161,267
  *Asset Acceptance Capital Corp................................................          98,327           456,237
   Associated Banc-Corp.........................................................         142,104         1,770,616
   Asta Funding, Inc............................................................          46,131           345,060
  #Astoria Financial Corp.......................................................         349,282         2,909,519
   Atlantic American Corp.......................................................          20,640            41,899
  *Atlantic Coast Financial Corp................................................             143               345
  #Auburn National Bancorporation, Inc..........................................           2,786            54,438
  *Avatar Holdings, Inc.........................................................          37,769           369,003
   Baldwin & Lyons, Inc. Class A................................................           1,471            34,421
   Baldwin & Lyons, Inc. Class B................................................          28,187           618,423
   BancFirst Corp...............................................................          46,778         1,878,604
  *Bancorp, Inc.................................................................         122,593           983,196
  #BancorpSouth, Inc............................................................         231,583         2,600,677
 #*BancTrust Financial Group, Inc...............................................          33,039            42,290
   Bank Mutual Corp.............................................................         123,530           495,355
   Bank of Commerce Holdings....................................................           4,400            17,336
  #Bank of Hawaii Corp..........................................................          14,938           682,965
   Bank of Kentucky Financial Corp..............................................           3,533            83,591
  #Bank of the Ozarks, Inc......................................................         137,150         3,838,829
 #*BankAtlantic Bancorp, Inc. Class A...........................................          64,390           202,829
   BankFinancial Corp...........................................................          75,026           415,644
   Banner Corp..................................................................          57,577         1,130,812
   Bar Harbor Bankshares........................................................          12,753           385,013
 #*BBCN Bancorp, Inc............................................................         264,364         2,675,364
  #BCB Bancorp, Inc.............................................................          18,073           186,152
  *BCSB Bancorp, Inc............................................................           1,710            21,307
   Beacon Federal Bancorp, Inc..................................................           3,161            44,918
  *Beneficial Mutual Bancorp, Inc...............................................         265,833         2,352,622
  *Berkshire Bancorp, Inc.......................................................          10,144            74,558
   Berkshire Hills Bancorp, Inc.................................................          78,745         1,781,212
  *BFC Financial Corp. Class A..................................................          48,033            16,331
  #BGC Partners, Inc. Class A...................................................         354,538         2,219,408
  *BNCCORP, Inc.................................................................           3,900            15,600
 #*BofI Holding, Inc............................................................          36,410           608,411
   Boston Private Financial Holdings, Inc.......................................         328,760         2,708,982
  #Bridge Bancorp, Inc..........................................................           7,515           144,814
  *Bridge Capital Holdings......................................................           3,703            40,066
  #Brookline Bancorp, Inc.......................................................         302,837         2,807,299
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.................................           5,100                --

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  #Bryn Mawr Bank Corp..........................................................          47,176   $       948,709
   C&F Financial Corp...........................................................             966            27,541
   Calamos Asset Management, Inc. Class A.......................................          73,016           911,970
   California First National Bancorp............................................          14,701           234,187
  *Camco Financial Corp.........................................................           9,661            13,622
   Camden National Corp.........................................................          30,634         1,053,810
 #*Cape Bancorp, Inc............................................................           6,168            52,243
  *Capital Bank Corp............................................................           3,978             9,468
  #Capital City Bank Group, Inc.................................................          48,603           425,276
   Capital Properties, Inc. Class A.............................................           1,300             9,763
  .Capital Properties, Inc. Class B.............................................           1,300                --
   Capital Southwest Corp.......................................................           6,465           573,704
 #*CapitalSource, Inc...........................................................       1,080,956         7,469,406
   Capitol Federal Financial, Inc...............................................         315,198         3,640,537
   Cardinal Financial Corp......................................................         111,088         1,245,296
  #Cash America International, Inc..............................................         113,374         4,972,584
   Cathay General Bancorp.......................................................         307,970         4,847,448
  #Center Bancorp, Inc..........................................................          41,403           395,399
   Centerstate Banks, Inc.......................................................          62,373           439,730
   Central Bancorp, Inc.........................................................           3,271            57,439
  *Central Pacific Financial Corp...............................................           8,669           118,158
  *Central Virginia Bankshares, Inc.............................................             317               254
   Century Bancorp, Inc. Class A................................................           5,255           149,137
   CFS Bancorp, Inc.............................................................         177,607           795,679
  #Charter Financial Corp.......................................................          22,369           218,769
   Chemical Financial Corp......................................................          94,603         2,140,866
  *Chicopee Bancorp, Inc........................................................           9,906           142,399
  *Citizens Community Bancorp, Inc..............................................           1,592             9,154
  *Citizens First Bancorp, Inc..................................................          39,973               444
  *Citizens First Corp..........................................................             400             2,872
   Citizens Holding Co..........................................................           2,717            50,265
  *Citizens Republic Bancorp, Inc...............................................          19,044           244,715
   Citizens South Banking Corp..................................................             735             2,867
 #*Citizens, Inc................................................................         177,802         1,833,139
  #City Holding Co..............................................................          55,834         1,984,340
   CKX Lands, Inc...............................................................           4,649            52,069
  #Clifton Savings Bancorp, Inc.................................................          47,202           483,348
  #CNB Financial Corp...........................................................          17,352           286,482
  *CNO Financial Group, Inc.....................................................         978,475         6,575,352
  #CoBiz Financial, Inc.........................................................         127,211           760,722
   Codorus Valley Bancorp, Inc..................................................           2,157            21,894
  #Cohen & Steers, Inc..........................................................         167,921         5,670,692
  *Colonial Financial Services, Inc.............................................             566             7,035
 #*Colony Bankcorp, Inc.........................................................          10,672            29,882
   Columbia Banking System, Inc.................................................         145,539         3,056,319
   Commercial National Financial Corp...........................................           3,979           102,459
  #Community Bank System, Inc...................................................         151,047         4,132,646
   Community Trust Bancorp, Inc.................................................          57,395         1,768,340
  *Community West Bancshares....................................................           6,650            11,970
 #*CompuCredit Holdings Corp....................................................         115,345           466,571
   Consolidated-Tokoma Land Co..................................................          13,049           373,201
  *Cowen Group, Inc. Class A....................................................         242,081           653,619
   Crawford & Co. Class A.......................................................          94,878           370,024
  #Crawford & Co. Class B.......................................................          57,452           326,327
  *Credit Acceptance Corp.......................................................          73,824         6,232,222
  #CVB Financial Corp...........................................................         417,701         4,398,392
   Delphi Financial Group, Inc. Class A.........................................         185,627         8,262,258
 #*DFC Global Corp..............................................................         175,708         3,461,448
  #Diamond Hill Investment Group, Inc...........................................             942            71,978
   Dime Community Bancshares, Inc...............................................         134,117         1,848,132
   Donegal Group, Inc. Class A..................................................          57,468           876,962

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Donegal Group, Inc. Class B..................................................           5,267   $        87,511
  *Doral Financial Corp.........................................................          86,089           111,916
   Duff & Phelps Corp. Class A..................................................         111,363         1,707,195
   Eagle Bancorp Montana, Inc...................................................             225             2,222
   Eastern Insurance Holdings, Inc..............................................          25,294           358,416
  *Eastern Virginia Bankshares, Inc.............................................             500             1,305
   ECB Bancorp, Inc.............................................................           1,296            13,154
   Edelman Financial Group, Inc.................................................          40,980           292,597
 #*eHealth, Inc.................................................................          79,105         1,279,919
   EMC Insurance Group, Inc.....................................................          37,461           845,495
   Employers Holdings, Inc......................................................         139,480         2,505,061
 #*Encore Bancshares, Inc.......................................................          13,027           174,692
  *Encore Capital Group, Inc....................................................          92,032         2,162,752
   Endurance Specialty Holdings, Ltd............................................         165,725         6,198,115
  *Enstar Group, Ltd............................................................          36,317         3,614,631
   Enterprise Bancorp, Inc......................................................          10,055           163,092
   Enterprise Financial Services Corp...........................................          58,510           724,939
   Epoch Holding Corp...........................................................          44,426         1,057,783
   ESB Financial Corp...........................................................          52,054           728,235
   ESSA Bancorp, Inc............................................................          44,387           446,977
   Evans Bancorp, Inc...........................................................           3,162            40,474
   Evercore Partners, Inc. Class A..............................................         109,430         3,084,832
  *EZCORP, Inc..................................................................         186,572         5,003,861
  #F.N.B. Corp..................................................................         513,948         6,023,476
  *Farmers Capital Bank Corp....................................................           9,226            43,362
  #FBL Financial Group, Inc. Class A............................................         110,263         3,830,537
   Federal Agricultural Mortgage Corp. Class A..................................           2,089            27,241
   Federal Agricultural Mortgage Corp. Class C..................................          55,997         1,086,342
   Fidelity Bancorp, Inc........................................................           1,096            12,089
  #Fidelity Southern Corp.......................................................          13,628            91,037
   Financial Institutions, Inc..................................................          45,927           784,892
  *First Acceptance Corp........................................................          13,967            16,062
   First Advantage Bancorp......................................................           2,847            36,499
   First American Financial Corp................................................         230,272         3,412,631
  #First Bancorp................................................................          50,093           583,083
  #First Bancorp, Inc...........................................................          32,161           514,254
 #*First BanCorp................................................................          11,864            43,897
  *First Bancshares, Inc........................................................           1,345             7,868
   First Bancshares, Inc. (The).................................................             921             7,244
  *First Bank of Delaware.......................................................           6,667            12,334
   First Busey Corp.............................................................         254,129         1,273,186
   First Business Financial Services, Inc.......................................           2,089            34,698
  *First California Financial Group, Inc........................................          13,105            57,662
  *First Cash Financial Services, Inc...........................................         119,999         4,829,960
   First Citizens BancShares, Inc. Class A......................................          11,449         2,019,833
   First Commonwealth Financial Corp............................................         381,208         2,111,892
   First Community Bancshares, Inc..............................................          59,741           762,295
  #First Defiance Financial Corp................................................          37,811           585,314
 #*First Federal Bancshares of Arkansas, Inc....................................          10,344            56,995
  *First Federal of Northern Michigan Bancorp, Inc..............................          32,874           104,375
   First Financial Bancorp......................................................         232,127         4,034,367
  #First Financial Bankshares, Inc..............................................         123,232         4,199,747
   First Financial Corp.........................................................          48,257         1,689,960
   First Financial Holdings, Inc................................................          46,503           451,544
 #*First Financial Northwest, Inc...............................................          43,151           280,913
  *First Financial Service Corp.................................................           5,202            13,161
   First Interstate Bancsystem, Inc.............................................          20,494           281,997
  *First Investors Financial Services Group, Inc................................           5,300            50,058
   First M&F Corp...............................................................          10,824            35,178
  *First Marblehead Corp. (The).................................................         129,350           162,981
   First Merchants Corp.........................................................         100,680           991,698

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   First Midwest Bancorp, Inc...................................................         258,745   $     2,815,146
   First Niagara Financial Group, Inc...........................................          76,134           728,602
   First Pactrust Bancorp, Inc..................................................          24,783           300,370
  *First Place Financial Corp...................................................         151,301            87,755
  *First Regional Bancorp.......................................................           2,300                 1
 #*First South Bancorp, Inc.....................................................          20,886            73,519
 #*First United Corp............................................................           9,289            32,326
   Firstbank Corp...............................................................          10,400            67,392
  *FirstCity Financial Corp.....................................................          33,458           270,675
   FirstMerit Corp..............................................................         142,102         2,229,580
   Flagstone Reinsurance Holdings SA............................................         253,939         2,216,887
   Flushing Financial Corp......................................................         117,030         1,534,263
 #*FNB United Corp..............................................................             214             2,930
  *Forestar Group, Inc..........................................................         126,715         2,017,303
   Fox Chase Bancorp, Inc.......................................................          44,056           556,868
   Fulton Financial Corp........................................................         717,690         6,667,340
 #*FXCM, Inc. Class A...........................................................           1,273            13,392
   GAINSCO, Inc.................................................................             220             1,760
   GAMCO Investors, Inc.........................................................          19,268           895,962
   German American Bancorp, Inc.................................................          27,919           561,730
 #*GFI Group, Inc...............................................................         436,166         2,019,449
  #Glacier Bancorp, Inc.........................................................         257,440         3,596,437
  *Gleacher & Co., Inc..........................................................         266,821           445,591
  *Global Indemnity P.L.C.......................................................          60,346         1,212,351
   Gouverneur Bancorp, Inc......................................................           1,695            14,238
  #Great Southern Bancorp, Inc..................................................          37,794           918,394
 #*Green Dot Corp. Class A......................................................          59,135         1,678,251
  *Greene Bancshares, Inc.......................................................          67,817            86,128
  #Greenhill & Co., Inc.........................................................           6,284           292,583
  *Greenlight Capital Re, Ltd. Class A..........................................         117,887         3,026,159
  *Guaranty Bancorp.............................................................         185,106           275,808
  *Guaranty Federal Bancshares, Inc.............................................           2,800            20,944
  *Hallmark Financial Services, Inc.............................................          63,969           442,665
   Hampden Bancorp, Inc.........................................................           2,924            35,585
 #*Hampton Roads Bankshares, Inc................................................           1,092             3,243
  #Hancock Holding Co...........................................................          45,812         1,520,958
  *Hanmi Financial Corp.........................................................          15,830           130,439
   Hanover Insurance Group, Inc. (The)..........................................          32,858         1,194,717
  #Harleysville Group, Inc......................................................          91,915         5,195,036
   Harleysville Savings Financial Corp..........................................           1,615            24,015
 #*Harris & Harris Group, Inc...................................................         105,458           466,124
   Hawthorn Bancshares, Inc.....................................................             673             4,388
  #Heartland Financial USA, Inc.................................................          47,107           777,266
  *Heritage Commerce Corp.......................................................          42,478           210,691
   Heritage Financial Corp......................................................          34,758           487,655
   Heritage Financial Group, Inc................................................           7,167            82,349
   HF Financial Corp............................................................           8,198            93,047
  *HFF, Inc.....................................................................         133,104         1,878,097
  *Hilltop Holdings, Inc........................................................         197,158         1,701,474
   Hingham Institution for Savings..............................................           3,826           197,039
  *HMN Financial, Inc...........................................................          31,110            69,998
  *Home Bancorp, Inc............................................................             810            12,928
   Home Bancshares, Inc.........................................................         102,657         2,675,241
   Home Federal Bancorp, Inc....................................................          47,351           488,189
   Homeowners Choice, Inc.......................................................          10,874           104,390
   HopFed Bancorp, Inc..........................................................           7,872            61,402
   Horace Mann Educators Corp...................................................         148,866         2,328,264
   Horizon Bancorp..............................................................           3,157            56,826
 #*Horizon Financial Corp.......................................................          41,963               420
   Hudson Valley Holding Corp...................................................          27,981           614,183
  #IBERIABANK Corp..............................................................         116,486         6,089,888

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *ICG Group, Inc...............................................................         133,468   $     1,197,208
  *Imperial Capital Bancorp, Inc................................................          80,645               121
   Independence Holding Co......................................................          69,491           660,859
  #Independent Bank Corp. (453836108)...........................................          81,848         2,270,464
 #*Independent Bank Corp. (453838609)...........................................          27,911            47,449
   Indiana Community Bancorp....................................................           6,453           134,222
   Infinity Property & Casualty Corp............................................          47,846         2,788,465
   Interactive Brokers Group, Inc. Class A......................................         181,871         2,749,890
  *InterGroup Corp. (The).......................................................           1,860            34,968
  #International Bancshares Corp................................................         236,914         4,553,487
  *Internet Patents Corp........................................................           1,533            12,479
  *Intervest Bancshares Corp. Class A...........................................          12,064            34,986
 #*INTL FCStone, Inc............................................................          66,057         1,696,344
  *Investment Technology Group, Inc.............................................         141,126         1,600,369
  *Investors Bancorp, Inc.......................................................         442,775         6,535,359
  *Investors Capital Holdings, Ltd..............................................             615             2,423
   Investors Title Co...........................................................           5,458           219,739
  *Jacksonville Bancorp, Inc....................................................           1,615             5,168
  *Jefferson Bancshares, Inc....................................................             427             1,174
   JMP Group, Inc...............................................................          74,265           548,076
   Kaiser Federal Financial Group, Inc..........................................          17,150           226,894
  #KBW, Inc.....................................................................         115,812         2,007,022
   Kearny Financial Corp........................................................         151,740         1,400,560
   Kemper Corp..................................................................         222,906         6,635,912
  #Kennedy-Wilson Holdings, Inc.................................................          54,808           736,071
  #Kentucky First Federal Bancorp...............................................          11,174           102,242
 #*Knight Capital Group, Inc. Class A...........................................         387,190         5,029,598
   Lake Shore Bancorp, Inc......................................................             382             3,686
   Lakeland Bancorp, Inc........................................................          87,667           874,040
  #Lakeland Financial Corp......................................................          60,707         1,538,315
   Landmark Bancorp, Inc........................................................           4,029            74,496
   Life Partners Holdings, Inc..................................................          59,461           275,304
   LNB Bancorp, Inc.............................................................          32,149           173,926
  *Louisiana Bancorp, Inc.......................................................           1,387            21,984
  *LSB Financial Corp...........................................................             291             4,860
  *Macatawa Bank Corp...........................................................         110,466           290,526
  *Magyar Bancorp, Inc..........................................................           1,800             5,400
   Maiden Holdings, Ltd.........................................................         208,296         1,941,319
   MainSource Financial Group, Inc..............................................          68,547           643,656
  *Malvern Federal Bancorp, Inc.................................................           2,423            18,475
   MarketAxess Holdings, Inc....................................................         142,346         4,419,843
   Marlin Business Services Corp................................................          36,389           520,727
 #*Maui Land & Pineapple Co., Inc...............................................          16,899            68,779
   Mayflower Bancorp, Inc.......................................................           2,666            20,128
 #*Mays (J.W.), Inc.............................................................             200             3,100
   MB Financial, Inc............................................................         207,153         3,759,827
 #*MBIA, Inc....................................................................         641,445         7,902,602
  *MBT Financial Corp...........................................................          12,007            15,009
   MCG Capital Corp.............................................................         314,211         1,470,507
  #Meadowbrook Insurance Group, Inc.............................................         181,899         1,813,533
   Medallion Financial Corp.....................................................          61,102           677,621
 #*Mercantile Bank Corp.........................................................           7,978            91,029
   Merchants Bancshares, Inc....................................................          27,552           783,854
  *Meridian Interstate Bancorp, Inc.............................................          29,716           383,931
   Meta Financial Group, Inc....................................................          10,434           187,395
  *Metro Bancorp, Inc...........................................................          84,977           929,648
  *MetroCorp Bancshares, Inc....................................................          18,795           133,257
 #*MGIC Investment Corp.........................................................         639,889         2,425,179
   MicroFinancial, Inc..........................................................          26,806           175,579
   Mid Penn Bancorp, Inc........................................................           2,649            21,404
   MidSouth Bancorp, Inc........................................................          14,615           190,726

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   MidWestOne Financial Group, Inc..............................................             741   $        12,138
   Montpelier Re Holdings, Ltd..................................................         263,090         4,569,873
   MSB Financial Corp...........................................................           1,000             4,770
   MutualFirst Financial, Inc...................................................          10,911            98,199
  *National Financial Partners Corp.............................................         159,584         2,457,594
  #National Interstate Corp.....................................................          48,085         1,255,499
  #National Penn Bancshares, Inc................................................         598,304         5,199,262
   National Western Life Insurance Co. Class A..................................           4,334           626,090
   Naugatuck Valley Financial Corp..............................................           1,596            11,387
  *Navigators Group, Inc. (The).................................................          60,170         2,874,923
   NBT Bancorp, Inc.............................................................         129,532         2,914,470
   Nelnet, Inc. Class A.........................................................         139,504         3,438,774
 #*Netspend Holdings, Inc.......................................................             545             4,758
  *New Century Bancorp, Inc.....................................................           2,400             5,520
   New England Bancshares, Inc..................................................           3,079            30,836
   New Hampshire Thrift Bancshares, Inc.........................................           8,785           107,177
  *NewBridge Bancorp............................................................          22,166            87,556
  *Newport Bancorp, Inc.........................................................           3,732            47,322
  *NewStar Financial, Inc.......................................................         177,834         1,728,546
   Nicholas Financial, Inc......................................................           4,051            52,339
   North Central Bancshares, Inc................................................           1,700            31,433
  *North Valley Bancorp.........................................................             377             3,778
   Northeast Bancorp............................................................             493             6,273
   Northeast Community Bancorp, Inc.............................................          11,679            80,118
  #Northfield Bancorp, Inc......................................................         112,266         1,650,310
   Northrim Bancorp, Inc........................................................          15,577           312,942
   Northway Financial, Inc......................................................           5,028            48,394
   Northwest Bancshares, Inc....................................................         400,993         4,940,234
  #Norwood Financial Corp.......................................................           1,785            48,320
   Ocean Shore Holding Co.......................................................           3,443            36,117
   OceanFirst Financial Corp....................................................          72,722           985,383
  *Ocwen Financial Corp.........................................................         421,986         6,072,379
   Ohio Valley Banc Corp........................................................           6,595           123,228
   Old National Bancorp.........................................................         379,003         4,460,865
 #*Old Second Bancorp, Inc......................................................          46,326            56,518
  *OmniAmerican Bancorp, Inc....................................................           4,765            78,384
   OneBeacon Insurance Group, Ltd. Class A......................................          90,450         1,436,346
   Oppenheimer Holdings, Inc. Class A...........................................          23,077           402,463
   Oriental Financial Group, Inc................................................         147,103         1,682,858
   Oritani Financial Corp.......................................................         212,468         2,755,710
   Osage Bancshares, Inc........................................................           2,300            17,722
 #*Pacific Capital Bancorp......................................................          29,093           811,695
   Pacific Continental Corp.....................................................          64,785           573,995
  *Pacific Mercantile Bancorp...................................................           3,526            13,046
  *Pacific Premier Bancorp, Inc.................................................           8,622            65,182
   PacWest Bancorp..............................................................         131,753         2,802,386
  #Park National Corp...........................................................          60,991         4,222,407
  *Park Sterling Corp...........................................................           6,366            27,883
  *Patriot National Bancorp.....................................................           3,100             5,735
   Peapack-Gladstone Financial Corp.............................................          34,320           392,964
  #Penns Woods Bancorp, Inc.....................................................          16,145           639,181
 #*Penson Worldwide, Inc........................................................          49,267            71,437
   Peoples Bancorp..............................................................             555             9,171
   Peoples Bancorp of North Carolina............................................           3,975            24,526
   Peoples Bancorp, Inc.........................................................          27,779           435,019
 #*PHH Corp.....................................................................         214,066         2,481,025
 #*Phoenix Cos, Inc. (The)......................................................         344,617           709,911
  *PICO Holdings, Inc...........................................................          82,960         1,830,927
   Pinnacle Bancshares, Inc.....................................................              35               365
 #*Pinnacle Financial Partners, Inc.............................................         151,916         2,558,265
  *Piper Jaffray Cos., Inc......................................................          66,404         1,477,489

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Platinum Underwriters Holdings, Ltd..........................................         147,146   $     5,039,751
   Porter Bancorp, Inc..........................................................           9,708            21,455
 #*Portfolio Recovery Associates, Inc...........................................          68,336         4,438,423
  *Preferred Bank...............................................................           2,133            18,152
  *Premier Financial Bancorp, Inc...............................................           9,271            53,308
   Presidential Life Corp.......................................................          95,502         1,064,847
  #Primerica, Inc...............................................................          69,137         1,693,856
  *Primus Guaranty, Ltd.........................................................          52,225           287,238
  *Princeton National Bancorp, Inc..............................................           5,131             7,440
   PrivateBancorp, Inc..........................................................         249,216         3,523,914
  #ProAssurance Corp............................................................          11,394           930,092
  #Prosperity Bancshares, Inc...................................................         151,001         6,268,052
   Protective Life Corp.........................................................         130,443         3,262,379
  *Providence Community Bancshares, Inc.........................................             400                48
   Provident Financial Holdings, Inc............................................          31,333           294,844
   Provident Financial Services, Inc............................................         233,216         3,227,709
   Provident New York Bancorp...................................................         155,186         1,281,836
   Prudential Bancorp, Inc. of Pennsylvania.....................................           8,148            44,651
  #Pulaski Financial Corp.......................................................          39,714           288,324
  #Pzena Investment Management, Inc. Class A....................................          30,381           140,056
   QC Holdings, Inc.............................................................          67,835           225,212
  #Radian Group, Inc............................................................         411,946         1,132,852
 .*Rainier Pacific Financial Group, Inc.........................................         104,438                --
   Renasant Corp................................................................          87,884         1,386,810
   Republic Bancorp, Inc. Class A...............................................          73,927         1,878,485
  *Republic First Bancorp, Inc..................................................          21,386            37,426
   Resource America, Inc. Class A...............................................          63,123           351,595
  *Riverview Bancorp, Inc.......................................................          37,965            78,208
  #RLI Corp.....................................................................          79,644         5,680,210
   Rockville Financial, Inc.....................................................          87,132           947,996
  *Rodman & Renshaw Capital Group, Inc..........................................          84,493            72,664
  #Roma Financial Corp..........................................................          64,952           670,305
  *Royal Bancshares of Pennsylvania, Inc. Class A...............................           8,295            10,866
  *Rurban Financial Corp........................................................             790             2,481
  #S&T Bancorp, Inc.............................................................         140,133         3,042,287
  #S.Y. Bancorp, Inc............................................................          43,929           963,363
  *Safeguard Scientifics, Inc...................................................          78,597         1,249,692
   Safety Insurance Group, Inc..................................................          56,971         2,387,655
   Salisbury Bancorp, Inc.......................................................           2,458            58,255
   Sandy Spring Bancorp, Inc....................................................          85,880         1,568,169
  *Savannah Bancorp, Inc. (The).................................................           1,200             5,988
   SCBT Financial Corp..........................................................          48,953         1,514,116
   SeaBright Holdings, Inc......................................................          76,056           609,969
  *Seacoast Banking Corp. of Florida............................................          92,561           152,726
   Selective Insurance Group, Inc...............................................         210,867         3,791,389
   Shore Bancshares, Inc........................................................          16,489            90,030
   SI Financial Group, Inc......................................................           5,705            59,218
   Sierra Bancorp...............................................................          35,275           322,061
 #*Signature Bank...............................................................          16,113           936,971
  #Simmons First National Corp. Class A.........................................          63,168         1,740,278
   Somerset Hills Bancorp.......................................................             636             4,983
   South Street Financial Corp..................................................             400             2,000
  *Southcoast Financial Corp....................................................              10                15
  *Southern Community Financial Corp............................................          57,808            70,526
  *Southern Connecticut Bancorp, Inc............................................           3,600             6,948
  *Southern First Bancshares, Inc...............................................           2,510            18,448
   Southern Missouri Bancorp, Inc...............................................           1,107            25,157
  *Southern National Bancorp of Virginia, Inc...................................             493             3,081
  #Southside Bancshares, Inc....................................................          61,278         1,311,349
 #*Southwest Bancorp, Inc.......................................................          61,880           516,698
   Southwest Georgia Financial Corp.............................................           1,844            16,596

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*St. Joe Co. (The)............................................................          85,418   $     1,364,125
   StanCorp Financial Group, Inc................................................          56,006         2,165,192
   State Auto Financial Corp....................................................         123,569         1,547,084
   StellarOne Corp..............................................................          80,213           985,016
   Sterling Bancorp.............................................................         110,973         1,059,792
  *Sterling Financial Corp......................................................           1,668            30,624
  #Stewart Information Services Corp............................................          75,674         1,032,950
  *Stifel Financial Corp........................................................         145,236         5,237,210
  *Stratus Properties, Inc......................................................          26,622           242,260
 #*Suffolk Bancorp..............................................................          26,032           316,549
   Summit State Bank............................................................             195             1,102
 #*Sun Bancorp, Inc.............................................................         235,342           687,199
  *Superior Bancorp.............................................................           2,868                57
  #Susquehanna Bancshares, Inc..................................................         517,656         4,731,376
  *Sussex Bancorp...............................................................           7,518            37,966
  *SVB Financial Group..........................................................         102,235         5,933,719
   SWS Group, Inc...............................................................          72,807           535,131
   Symetra Financial Corp.......................................................         113,246         1,044,128
 #*Taylor Capital Group, Inc....................................................          54,155           669,897
  #TCF Financial Corp...........................................................          15,290           153,512
   Teche Holding Co.............................................................           5,917           212,420
  *Tejon Ranch Co...............................................................         130,526         3,719,991
   Territorial Bancorp, Inc.....................................................          38,530           796,800
  #Teton Advisors, Inc..........................................................             311             5,520
 #*Texas Capital Bancshares, Inc................................................         146,125         4,635,085
   TF Financial Corp............................................................           6,418           145,336
   Thomas Properties Group, Inc.................................................         113,759           365,166
  *TIB Financial Corp...........................................................             359             3,687
  *TierOne Corp.................................................................          90,019               180
  *Timberland Bancorp, Inc......................................................          76,238           304,952
  #Tompkins Financial Corp......................................................          31,501         1,273,900
   Tower Bancorp, Inc...........................................................          16,643           512,438
  *Tower Financial Corp.........................................................           3,098            31,816
  #Tower Group, Inc.............................................................         154,188         3,328,919
  #TowneBank....................................................................          80,863         1,067,392
  *Tree.com, Inc................................................................          28,608           167,929
 .*Trenwick Group, Ltd..........................................................          11,975                --
  #TriCo Bancshares.............................................................          45,936           686,284
   Trustco Bank Corp............................................................         292,861         1,637,093
  #Trustmark Corp...............................................................         250,090         5,894,621
  *Two Rivers Water Co..........................................................             247               435
  #UMB Financial Corp...........................................................         153,052         5,904,746
  #Umpqua Holdings Corp.........................................................         455,948         5,548,887
  *Unico American Corp..........................................................          11,600           133,574
   Union Bankshares, Inc........................................................           2,252            43,148
   Union First Market Bankshares Corp...........................................          83,387         1,145,737
  *United Bancshares, Inc. (909458101)..........................................             900             6,741
  #United Bancshares, Inc. (909907107)..........................................         199,103         5,556,965
 #*United Community Banks, Inc..................................................          53,512           406,156
  *United Community Financial Corp..............................................         474,889           588,862
   United Financial Bancorp, Inc................................................          58,272           940,510
   United Fire & Casualty Co....................................................         107,159         2,103,531
 #*United Security Bancshares...................................................          25,881            62,374
  *Unity Bancorp, Inc...........................................................           8,514            52,787
   Universal Insurance Holdings, Inc............................................         141,590           567,776
   Univest Corp. of Pennsylvania................................................          56,702           840,324
  #Valley National Bancorp......................................................          49,231           586,834
   ViewPoint Financial Group....................................................         141,961         1,929,250
  *Virginia Commerce Bancorp, Inc...............................................         101,014           894,984
  *Virtus Investment Partners, Inc..............................................          22,367         1,775,269
   VIST Financial Corp..........................................................           7,829            91,756

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   VSB Bancorp, Inc.............................................................           1,037   $        10,551
  *Walker & Dunlop, Inc.........................................................             812             9,647
   Washington Banking Co........................................................          55,191           730,729
   Washington Federal, Inc......................................................         396,101         6,242,552
   Washington Trust Bancorp, Inc................................................          58,151         1,435,748
  *Waterstone Financial, Inc....................................................          16,337            40,026
   Wayne Savings Bancshares, Inc................................................           2,043            16,538
   Webster Financial Corp.......................................................         334,519         7,091,803
   WesBanco, Inc................................................................          95,191         1,900,012
  #West Bancorporation, Inc.....................................................          58,416           567,804
  *West Coast Bancorp...........................................................          63,352         1,012,365
  #Westamerica Bancorporation...................................................         109,449         5,083,906
  *Western Alliance Bancorp.....................................................         287,201         2,294,736
   Westfield Financial, Inc.....................................................          99,773           797,186
   Westwood Holdings Group, Inc.................................................          23,319           930,428
   White River Capital, Inc.....................................................           2,320            48,372
 #*Wilshire Bancorp, Inc........................................................          89,917           314,710
  #Wintrust Financial Corp......................................................         133,971         4,106,211
 #*World Acceptance Corp........................................................          59,244         3,775,028
  *WSB Holdings, Inc............................................................           8,331            24,327
   WSFS Financial Corp..........................................................           1,175            45,719
   WVS Financial Corp...........................................................           4,423            38,502
  *Yadkin Valley Financial Corp.................................................          37,680            77,998
  *ZipRealty, Inc...............................................................         103,092           112,370
                                                                                                   ---------------
Total Financials................................................................                       616,342,306
                                                                                                   ---------------
Health Care -- (8.7%)
  *Abaxis, Inc..................................................................          36,056           976,396
 #*ABIOMED, Inc.................................................................          93,684         1,734,091
 #*Acadia Healthcare Co., Inc...................................................           8,477           103,758
  *Acadia Pharmaceuticals, Inc..................................................          63,300            96,216
 #*Accelr8 Technology Corp......................................................           9,013            11,537
 #*Access Pharmaceuticals, Inc..................................................           5,300             7,261
 #*Accuray, Inc.................................................................         246,205         1,391,058
  *Achillion Pharmaceuticals, Inc...............................................          75,833           840,988
  *Adcare Health Systems, Inc...................................................          12,693            60,673
  *Addus HomeCare Corp..........................................................           5,661            20,634
  *ADVENTRX Pharmaceuticals, Inc................................................          76,900            52,946
  *Affymax, Inc.................................................................         141,991         1,134,508
 #*Affymetrix, Inc..............................................................         290,651         1,398,031
 #*Air Methods Corp.............................................................          51,580         4,348,194
  *Akorn, Inc...................................................................         134,446         1,540,751
  *Albany Molecular Research, Inc...............................................         125,048           382,647
  *Alexza Pharmaceuticals, Inc..................................................          18,424            13,818
  *Align Technology, Inc........................................................         285,461         6,725,461
  *Alkermes P.L.C...............................................................         314,679         5,919,112
  *Alliance HealthCare Services, Inc............................................         168,641           192,251
  *Allied Healthcare Products, Inc..............................................          13,770            47,782
  *Allos Therapeutics, Inc......................................................         257,338           398,874
  *Almost Family, Inc...........................................................          31,971           602,334
 #*Alnylam Pharmaceuticals, Inc.................................................          75,473           872,468
  *Alphatec Holdings, Inc.......................................................         255,458           449,606
  *AMAG Pharmaceuticals, Inc....................................................          61,481         1,009,518
 #*Amedisys, Inc................................................................          99,614         1,045,947
  *American Caresource Holding, Inc.............................................          10,975             4,759
  *American Dental Partners, Inc................................................          56,301         1,068,030
  *American Learning Corp.......................................................           1,000             1,340
  *American Shared Hospital Services............................................          10,189            28,020
  *Amicus Therapeutics, Inc.....................................................          12,495            81,218
 #*AMN Healthcare Services, Inc.................................................         141,458           720,021
  *Amsurg Corp..................................................................         121,569         3,130,402

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   Analogic Corp................................................................          49,359   $     2,800,136
  *Angeion Corp.................................................................             215             1,140
  *AngioDynamics, Inc...........................................................          98,315         1,274,162
  *Anika Therapeutics, Inc......................................................          53,781           494,785
 #*Anthera Pharmaceuticals, Inc.................................................             554             4,366
 #*ARCA Biopharma, Inc..........................................................          26,243            26,109
 #*Ariad Pharmaceuticals, Inc...................................................         375,965         5,545,484
  *Arqule, Inc..................................................................         142,661         1,127,022
  *Array BioPharma, Inc.........................................................          91,437           251,452
   Arrhythmia Research Technology, Inc..........................................           9,581            35,066
 #*ArthroCare Corp..............................................................         108,643         3,358,155
  #Assisted Living Concepts, Inc. Class A.......................................          74,223         1,163,817
  *Astex Pharmaceuticals, Inc...................................................         218,952           593,360
 #*athenahealth, Inc............................................................          25,715         1,496,099
  *AtriCure, Inc................................................................          31,633           364,412
   Atrion Corp..................................................................           8,847         2,162,118
 #*AVANIR Pharmaceuticals, Inc. Class A.........................................          94,708           278,442
  *AVEO Pharmaceuticals, Inc....................................................         127,363         1,678,644
  *Bioanalytical Systems, Inc...................................................           5,617             7,358
  *BioClinica, Inc..............................................................          50,326           263,205
 #*BioCryst Pharmaceuticals, Inc................................................          76,600           267,334
  *BioMimetic Therapeutics, Inc.................................................          15,946            31,414
 #*Bio-Reference Labs, Inc......................................................          88,718         1,716,693
  *BioScrip, Inc................................................................         206,196         1,115,520
 #*BioSpecifics Technologies Corp...............................................          10,554           200,737
 #*Bovie Medical Corp...........................................................          53,729           162,799
 #*BSD Medical Corp.............................................................          56,629           127,415
  *Cambrex Corp.................................................................         120,789           949,402
   Cantel Medical Corp..........................................................          67,116         2,118,852
  *Capital Senior Living Corp...................................................         144,185         1,167,899
  *Capstone Therapeutics Corp...................................................         102,663            27,206
 #*Cardica, Inc.................................................................          24,942            53,126
  *CardioNet, Inc...............................................................          75,414           237,554
 #*Cardiovascular Systems, Inc..................................................           5,124            46,936
 #*Catalyst Health Solutions, Inc...............................................          28,612         1,566,793
  *Catalyst Pharmaceutical Partners, Inc........................................           6,701             7,170
 #*Celldex Therapeutics, Inc....................................................         113,358           538,451
 #*Celsion Corp.................................................................          37,275            78,278
  *Centene Corp.................................................................         176,406         7,973,551
 #*Cepheid, Inc.................................................................          52,736         2,323,548
 #*Cerus Corp...................................................................          80,888           230,531
  *Charles River Laboratories International, Inc................................         188,111         6,352,508
  #Chemed Corp..................................................................          81,477         4,574,119
 #*Chindex International, Inc...................................................           6,139            55,619
 #*Cleveland Biolabs, Inc.......................................................           7,404            23,249
 #*Codexis, Inc.................................................................          41,835           233,021
  *CombiMatrix Corp.............................................................           9,590            16,303
   Computer Programs & Systems, Inc.............................................          40,469         2,316,850
 #*Conceptus, Inc...............................................................         122,206         1,512,910
  *CONMED Corp..................................................................         102,695         3,019,233
  *Conmed Healthcare Management, Inc............................................             597             1,701
   Cooper Cos., Inc. (The)......................................................          79,025         5,700,864
 #*Corcept Therapeutics, Inc....................................................          59,506           204,106
  *Cornerstone Therapeutics, Inc................................................           8,840            53,836
  *Corvel Corp..................................................................          43,537         2,119,381
  *Cross Country Healthcare, Inc................................................         104,440           644,395
  *CryoLife, Inc................................................................         100,581           537,103
 #*Cubist Pharmaceuticals, Inc..................................................         183,698         7,498,552
 #*Cumberland Pharmaceuticals, Inc..............................................         100,303           610,845
 #*Curis, Inc...................................................................         169,658           839,807
  *Cutera, Inc..................................................................          72,688           566,240

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Cyberonics, Inc..............................................................         110,513   $     3,591,672
  *Cynosure, Inc. Class A.......................................................          36,037           501,995
 #*Cytokinetics, Inc............................................................         175,325           184,091
 #*Cytori Therapeutics, Inc.....................................................          34,100           116,963
   Daxor Corp...................................................................          14,561           138,038
 #*DepoMed, Inc.................................................................         189,652         1,137,912
  *DGT Holdings Corp............................................................           1,700            17,068
  *Digirad Corp.................................................................         120,709           242,625
  *Discovery Laboratories, Inc..................................................           1,415             3,113
  *Durect Corp..................................................................         120,100            94,867
  *DUSA Pharmaceuticals, Inc....................................................          40,421           194,021
 #*Dyax Corp....................................................................         173,946           283,532
 #*Dynacq Healthcare, Inc.......................................................          24,797            23,309
  *DynaVox, Inc. Class A........................................................           1,698             6,435
  *Emergent Biosolutions, Inc...................................................         131,512         2,231,759
 #*Emeritus Corp................................................................         156,725         2,736,418
  *Encision, Inc................................................................           2,013             2,214
 #*Endologix, Inc...............................................................          12,605           163,613
  #Ensign Group, Inc. (The).....................................................          76,735         2,034,245
  *EnteroMedics, Inc............................................................           3,200             7,296
  *Entremed, Inc................................................................           9,289            19,786
 #*Enzo Biochem, Inc............................................................         178,682           455,639
 #*Enzon Pharmaceuticals, Inc...................................................         196,361         1,400,054
 #*eResearch Technology, Inc....................................................         172,274           954,398
  *Escalon Medical Corp.........................................................           3,000             2,910
 #*Exact Sciences Corp..........................................................          80,468           751,571
  *Exactech, Inc................................................................          43,122           713,238
 #*Exelixis, Inc................................................................         231,594         1,232,080
  *Five Star Quality Care, Inc..................................................         121,135           439,720
  *Furiex Pharmaceuticals, Inc..................................................          31,845           504,743
  *Galena Biopharma, Inc........................................................              84                53
  *GenMark Diagnostics, Inc.....................................................           1,378             6,339
 #*Genomic Health, Inc..........................................................          46,387         1,287,239
 #*Gentiva Health Services, Inc.................................................         103,690           752,789
  *GenVec, Inc..................................................................          24,138            57,207
 #*Geron Corp...................................................................         165,706           328,098
  *Greatbatch, Inc..............................................................         126,014         2,951,248
 #*GTx, Inc.....................................................................          58,281           340,944
  *Haemonetics Corp.............................................................          99,176         6,442,473
 #*Halozyme Therapeutics, Inc...................................................          81,191           857,377
 #*Hanger Orthopedic Group, Inc.................................................         132,598         2,597,595
  *Harvard Bioscience, Inc......................................................         128,794           522,904
 #*HealthSouth Corp.............................................................         243,202         4,691,367
  *HealthStream, Inc............................................................          98,061         1,821,973
  *Healthways, Inc..............................................................         117,770           890,341
   Hill-Rom Holdings, Inc.......................................................          46,546         1,536,483
  *Hi-Tech Pharmacal Co., Inc...................................................          50,321         1,961,513
 #*HMS Holdings Corp............................................................         243,084         8,024,203
  *Hooper Holmes, Inc...........................................................       1,113,795           807,279
 #*iBio, Inc....................................................................          20,300            17,255
 #*ICU Medical, Inc.............................................................          54,214         2,519,325
 #*Idenix Pharmaceuticals, Inc..................................................          92,646         1,240,530
 #*Idera Pharmaceuticals, Inc...................................................         146,982           155,801
 #*ImmunoGen, Inc...............................................................          24,244           342,325
 #*Immunomedics, Inc............................................................         204,466           719,720
 #*Impax Laboratories, Inc......................................................         258,647         4,880,669
 #*Incyte Corp..................................................................         230,189         4,074,345
 #*Infinity Pharmaceuticals, Inc................................................          87,008           529,009
  *Integra LifeSciences Holdings Corp...........................................         100,010         2,952,295
  *IntegraMed America, Inc......................................................          23,210           210,050
 #*InterMune, Inc...............................................................          30,226           453,390

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  #Invacare Corp................................................................         109,720   $     1,874,018
 #*IPC The Hospitalist Co.......................................................          53,294         1,795,475
  *Iridex Corp..................................................................           6,987            27,249
  *IRIS International, Inc......................................................          65,549           641,725
  *ISTA Pharmaceuticals, Inc....................................................         109,894           885,746
  *Jazz Pharmaceuticals P.L.C...................................................         156,667         7,285,016
 #*Kensey Nash Corp.............................................................          30,935           718,001
   Kewaunee Scientific Corp.....................................................          10,235            95,186
  *Kindred Healthcare, Inc......................................................         178,669         2,192,269
 #*K-V Pharmaceutical Co. Class A...............................................          85,825           176,800
 #*K-V Pharmaceutical Co. Class B...............................................          27,972            59,580
   Landauer, Inc................................................................          36,328         2,064,157
 #*Lannet Co., Inc..............................................................          89,639           455,366
 #*LCA-Vision, Inc..............................................................          64,839           329,382
   LeMaitre Vascular, Inc.......................................................          76,701           444,099
  *LHC Group, Inc...............................................................          63,114           935,349
  *LifePoint Hospitals, Inc.....................................................         188,051         7,557,770
  *Ligand Pharmaceuticals, Inc. Class B.........................................          18,904           235,355
  *Luminex Corp.................................................................          99,465         1,959,460
  *Luna Innovations, Inc........................................................           6,456            11,427
  *Magellan Health Services, Inc................................................         122,809         5,995,535
 #*MannKind Corp................................................................         116,681           315,039
  *MAP Pharmaceuticals, Inc.....................................................           4,200            59,430
 #*Masimo Corp..................................................................         121,974         2,610,244
  *Maxygen, Inc.................................................................         155,971           871,878
  *MedAssets, Inc...............................................................         181,060         1,911,994
  *MedCath Corp.................................................................          65,962           478,224
  *Medical Action Industries, Inc...............................................          66,575           352,848
  *Medicines Co. (The)..........................................................         214,185         4,309,402
  *MediciNova, Inc..............................................................          19,329            36,532
  #Medicis Pharmaceutical Corp. Class A.........................................         202,645         6,705,523
  *Medidata Solutions, Inc......................................................          42,706           892,555
 #*Medivation, Inc..............................................................          44,271         2,453,056
  *Medtox Scientific, Inc.......................................................          31,950           543,150
  *Merge Healthcare, Inc........................................................         136,947           750,470
  #Meridian Bioscience, Inc.....................................................          72,386         1,262,412
  *Merit Medical Systems, Inc...................................................         158,001         2,229,394
  *Metropolitan Health Networks, Inc............................................         164,315         1,317,806
 #*Micromet, Inc................................................................          84,573           924,383
  *Misonix, Inc.................................................................          86,409           160,721
  *Molina Healthcare, Inc.......................................................         174,568         5,343,526
 #*Momenta Pharmaceuticals, Inc.................................................         153,644         2,410,674
  *MWI Veterinary Supply, Inc...................................................          29,747         2,335,437
  *Myrexis, Inc.................................................................          37,233           105,742
  *Myriad Genetics, Inc.........................................................         338,879         8,017,877
  *Nabi Biopharmaceuticals......................................................         148,090           273,966
 #*Nanosphere, Inc..............................................................          83,500           156,145
   National Healthcare Corp.....................................................          38,084         1,688,264
   National Research Corp.......................................................          29,472         1,160,313
  *Natus Medical, Inc...........................................................         115,146         1,302,301
 #*Navidea Biopharmaceuticals, Inc..............................................           8,659            23,379
  *Neogen Corp..................................................................          70,403         2,293,026
 #*Neuralstem, Inc..............................................................          43,845            45,160
  *Neurocrine Biosciences, Inc..................................................         322,438         2,998,673
  *NeurogesX, Inc...............................................................           2,400             2,448
  *NeuroMetrix, Inc.............................................................           2,114             2,875
 #*Novavax, Inc.................................................................          63,165            95,379
  *NPS Pharmaceuticals, Inc.....................................................          10,303            79,127
 #*NuVasive, Inc................................................................         142,791         2,213,260
 #*NxStage Medical, Inc.........................................................           6,523           117,023
  *Obagi Medical Products, Inc..................................................          66,263           679,196

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Omnicell, Inc................................................................         127,352   $     1,971,409
 #*OncoGenex Pharmaceutical, Inc................................................          11,746           163,269
 #*Oncothyreon, Inc.............................................................           2,223            15,139
  *Opexa Therapeutics, Inc......................................................           1,600             1,584
 #*Opko Health, Inc.............................................................          56,708           298,284
 #*Optimer Pharmaceuticals, Inc.................................................           5,750            74,578
 #*OraSure Technologies, Inc....................................................         157,132         1,748,879
  *Orthofix International N.V...................................................          68,305         2,742,446
 #*Osiris Therapeutics, Inc.....................................................          42,427           247,349
  #Owens & Minor, Inc...........................................................         113,160         3,441,196
  *Pain Therapeutics, Inc.......................................................         148,099           656,079
  *Palomar Medical Technologies, Inc............................................          64,235           581,327
  *Par Pharmaceutical Cos., Inc.................................................         139,930         5,052,872
  *PAREXEL International Corp...................................................         251,680         6,065,488
  *PDI, Inc.....................................................................         119,189           764,001
  #PDL BioPharma, Inc...........................................................         545,929         3,488,486
  *Pernix Therapeutics Holdings, Inc............................................          24,884           250,333
  *PharMerica Corp..............................................................         101,178         1,269,784
 #*PhotoMedex, Inc..............................................................           5,256            69,695
  *Poniard Pharmaceuticals, Inc.................................................           1,238             1,238
 #*Pozen, Inc...................................................................          72,809           310,166
 #*Progenics Pharmaceuticals, Inc...............................................         107,298         1,034,353
  *ProPhase Labs, Inc...........................................................          15,982            19,178
  *Providence Service Corp......................................................          59,779           902,065
 #*pSivida Corp.................................................................          72,613            87,136
 #*PSS World Medical, Inc.......................................................         210,097         5,099,054
   Psychemedics Corp............................................................           6,901            67,078
  #Quality Systems, Inc.........................................................         139,836         5,671,748
 #*Questcor Pharmaceuticals, Inc................................................         231,036         8,185,605
 #*Quidel Corp..................................................................         111,425         1,593,378
  *RadNet, Inc..................................................................          89,812           225,428
 #*Raptor Pharmaceutical Corp...................................................             213             1,525
  *Repligen Corp................................................................         140,880           564,929
 #*Repros Therapeutics, Inc.....................................................           6,764            31,791
  *Rigel Pharmaceuticals, Inc...................................................         264,289         2,582,104
  *Rochester Medical Corp.......................................................          43,189           321,758
 #*Rockwell Medical Technologies, Inc...........................................          27,450           297,284
  *RTI Biologics, Inc...........................................................         214,674           740,625
  *Salix Pharmaceuticals, Ltd...................................................          73,971         3,565,402
 #*Sangamo BioSciences, Inc.....................................................          77,296           266,671
  *Santarus, Inc................................................................         187,386           918,191
  *SciClone Pharmaceuticals, Inc................................................         290,473         1,391,366
 #*Seattle Genetics, Inc........................................................         170,755         3,232,392
 #*Select Medical Holdings Corp.................................................         116,626           966,830
  *SeraCare Life Sciences, Inc..................................................          41,821           136,336
  *Skilled Healthcare Group, Inc. Class A.......................................          70,976           435,793
  *Solta Medical, Inc...........................................................         121,528           364,584
  *SonoSite, Inc................................................................          48,970         2,639,973
   Span-American Medical System, Inc............................................          12,193           185,090
  *Spectranetics Corp...........................................................         109,297           910,444
 #*Spectrum Pharmaceuticals, Inc................................................         200,934         2,827,141
  *SRI/Surgical Express, Inc....................................................          16,574            66,793
 #*Staar Surgical Co............................................................          79,933           870,470
  *StemCells, Inc...............................................................          10,349            10,452
  *Stereotaxis, Inc.............................................................          86,308            60,761
  #STERIS Corp..................................................................         185,019         5,565,372
  *Strategic Diagnostics, Inc...................................................           1,950             3,608
  *Sucampo Pharmaceuticals, Inc. Class A........................................          63,175           280,497
  *Sun Healthcare Group, Inc....................................................          72,483           329,073
  *SunLink Health Systems, Inc..................................................          20,792            27,653
 #*Sunrise Senior Living, Inc...................................................         200,922         1,428,555

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *SurModics, Inc...............................................................          64,938   $       936,406
  *Symmetry Medical, Inc........................................................         132,088           991,981
 #*Synageva BioPharma Corp......................................................           3,327           118,208
  *Synovis Life Technologies, Inc...............................................          41,624         1,164,223
 #*Synta Pharmaceuticals Corp...................................................          69,103           319,947
  *Targacept, Inc...............................................................          15,209            92,471
 #*Team Health Holdings, Inc....................................................         195,861         4,034,737
 #*Telik, Inc...................................................................         107,420            19,873
  *Theragenics Corp.............................................................         571,070           959,398
 #*Theravance, Inc..............................................................          88,838         1,575,986
  *Thoratec Corp................................................................         319,166         9,383,480
 #*Threshold Pharmaceuticals, Inc...............................................          10,400            13,624
  *TranS1, Inc..................................................................          68,197           199,135
  *Transcend Services, Inc......................................................          38,687           960,211
 #*Transcept Pharmaceuticals, Inc...............................................          52,384           420,120
  *Triple-S Management Corp. Class B............................................          77,110         1,644,756
   U.S. Physical Therapy, Inc...................................................          44,131           900,272
  *Universal American Corp......................................................         283,977         3,120,907
 #*Urologix, Inc................................................................         122,426           129,772
 #*Uroplasty, Inc...............................................................          12,442            42,427
   Utah Medical Products, Inc...................................................          15,563           449,926
  *Vascular Solutions, Inc......................................................          65,756           731,864
 #*VCA Antech, Inc..............................................................         169,465         3,792,627
  *Vical, Inc...................................................................         149,391           524,362
  *Viropharma, Inc..............................................................         273,358         8,143,335
  *Vision-Sciences, Inc.........................................................           4,525             8,100
  *WellCare Health Plans, Inc...................................................         179,775        10,743,354
  #West Pharmaceutical Services, Inc............................................         132,430         5,360,766
 #*Wright Medical Group, Inc....................................................         150,770         2,555,552
 #*XenoPort, Inc................................................................          25,642           107,440
   Young Innovations, Inc.......................................................          23,169           707,581
 #*Zalicus, Inc.................................................................          22,623            24,207
  *Zoll Medical Corp............................................................          77,518         5,316,184
                                                                                                   ---------------
Total Health Care...............................................................                       435,198,434
                                                                                                   ---------------
Industrials -- (15.0%)
 #*3D Systems Corp..............................................................         167,937         3,210,955
   A.O. Smith Corp..............................................................         145,330         6,173,618
  *A.T. Cross Co. Class A.......................................................          36,222           359,322
 #*A123 Systems, Inc............................................................         361,188           783,778
  #AAON, Inc....................................................................          91,079         1,844,350
   AAR Corp.....................................................................         141,940         3,007,709
  #ABM Industries, Inc..........................................................         207,673         4,506,504
  *Acacia Research - Acacia Technologies........................................         174,270         7,172,953
  *ACCO Brands Corp.............................................................         233,542         2,480,216
   Aceto Corp...................................................................          96,682           709,646
  *Active Power, Inc............................................................         390,584           336,293
  #Actuant Corp. Class A........................................................         290,042         7,352,565
  #Acuity Brands, Inc...........................................................          41,150         2,396,165
 #*Advisory Board Co. (The).....................................................          66,770         5,093,216
 #*Aegion Corp..................................................................         134,727         2,299,790
  *AeroCentury Corp.............................................................           2,989            28,844
  *Aerosonic Corp...............................................................           7,498            25,343
 #*Aerovironment, Inc...........................................................          89,863         2,504,482
  *Air Transport Services Group, Inc............................................         216,273         1,299,801
   Aircastle, Ltd...............................................................         213,426         3,009,307
   Alamo Group, Inc.............................................................          45,017         1,309,995
  *Alaska Air Group, Inc........................................................          98,548         7,502,459
   Albany International Corp. Class A...........................................         114,731         2,755,839
   Alexander & Baldwin, Inc.....................................................         157,382         7,444,169
 #*Allegiant Travel Co..........................................................          73,401         4,034,853

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Alliant Techsystems, Inc.....................................................           6,856   $       407,315
 .*Allied Defense Group, Inc....................................................          59,074           186,083
   Allied Motion Technologies, Inc..............................................          11,958            71,270
 #*Altra Holdings, Inc..........................................................          96,713         1,855,922
   Amerco, Inc..................................................................          70,753         6,843,230
 #*Ameresco, Inc. Class A.......................................................          46,386           608,120
  *American Railcar Industries, Inc.............................................          86,776         2,264,854
  *American Reprographics Co....................................................         150,223           902,840
   American Science & Engineering, Inc..........................................          33,462         2,392,533
   American Woodmark Corp.......................................................          37,589           534,516
  #Ampco-Pittsburgh Corp........................................................          36,840           790,218
  *AMREP Corp...................................................................           6,950            41,700
  #Apogee Enterprises, Inc......................................................         103,775         1,426,906
   Applied Industrial Technologies, Inc.........................................         168,367         6,495,599
  #Argan, Inc...................................................................          26,082           378,189
   Arkansas Best Corp...........................................................         100,140         1,814,537
  *Arotech Corp.................................................................          33,040            40,639
   Art's-Way Manufacturing Co., Inc.............................................             400             3,544
  *Ascent Solar Technologies, Inc...............................................         100,796            74,589
  *Astec Industries, Inc........................................................          90,054         3,045,626
 #*Astronics Corp...............................................................          35,445         1,180,673
 #*Astronics Corp. Class B......................................................          10,679           356,145
  *Atlas Air Worldwide Holdings, Inc............................................          94,841         4,517,751
  *Avalon Holding Corp. Class A.................................................          41,336           149,223
 #*Avis Budget Group, Inc.......................................................         386,304         5,543,462
   AZZ, Inc.....................................................................          48,507         2,381,209
  #Badger Meter, Inc............................................................          58,510         1,880,511
  *Baldwin Technology Co., Inc. Class A.........................................           3,200             2,880
 #*Baltic Trading, Ltd..........................................................           4,731            20,012
  #Barnes Group, Inc............................................................         224,390         5,674,823
   Barrett Business Services, Inc...............................................          38,645           743,916
  *Beacon Roofing Supply, Inc...................................................         184,666         4,221,465
   Belden, Inc..................................................................         182,448         7,153,786
  *Blount International, Inc....................................................         196,217         3,221,883
  *BlueLinx Holdings, Inc.......................................................          87,969           157,465
  *BNS Holding, Inc. Class A....................................................             201            63,014
   Brady Corp. Class A..........................................................         190,814         6,176,649
  *Breeze-Eastern Corp..........................................................          34,691           297,822
  #Briggs & Stratton Corp.......................................................         186,242         2,907,238
   Brink's Co. (The)............................................................         181,273         5,110,086
  *Builders FirstSource, Inc....................................................         134,553           340,419
  *CAI International, Inc.......................................................          68,990         1,201,806
   Cascade Corp.................................................................          43,037         2,445,362
  *Casella Waste Systems, Inc. Class A..........................................         118,214           812,130
 #*CBIZ, Inc....................................................................         191,220         1,198,949
   CDI Corp.....................................................................          65,003           973,095
  #CECO Environmental Corp......................................................          62,933           404,030
   Celadon Group, Inc...........................................................          89,395         1,336,455
  *Cenveo, Inc..................................................................         126,136           422,556
  *Ceradyne, Inc................................................................          89,969         2,977,074
  *Champion Industries, Inc.....................................................           9,213             7,453
  *Chart Industries, Inc........................................................         117,013         6,524,645
   Chase Corp...................................................................          25,898           344,443
   Chicago Rivet & Machine Co...................................................           2,009            37,167
  #CIRCOR International, Inc....................................................          67,472         2,557,864
   CLAROC, Inc..................................................................         106,600         5,480,306
 #*Clean Harbors, Inc...........................................................          68,152         4,324,244
  *Coleman Cable, Inc...........................................................          22,990           246,683
  *Colfax Corp..................................................................         176,015         5,343,815
  *Columbus McKinnon Corp.......................................................          71,033         1,132,976
   Comfort Systems USA, Inc.....................................................         137,905         1,649,344

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Command Security Corp........................................................           3,850   $         6,237
  *Commercial Vehicle Group, Inc................................................         175,478         2,195,230
  *Competitive Technologies, Inc................................................          25,804            30,965
   CompX International, Inc.....................................................           9,084           137,986
  *Conrad Industries, Inc.......................................................           6,600            98,802
  *Consolidated Graphics, Inc...................................................          40,929         2,078,784
  #Con-way, Inc.................................................................         217,843         6,914,337
   Corporate Executive Board Co.................................................         132,018         5,192,268
 #*CoStar Group, Inc............................................................          70,805         4,012,519
   Courier Corp.................................................................          39,868           493,167
   Covanta Holding Corp.........................................................          25,697           367,210
  *Covenant Transportation Group, Inc. Class A..................................         162,027           534,689
  *CPI Aerostructures, Inc......................................................          22,036           309,385
  *CRA International, Inc.......................................................          38,940           841,493
   Cubic Corp...................................................................         103,016         4,763,460
   Curtiss-Wright Corp..........................................................         180,365         6,738,436
  #Deluxe Corp..................................................................         203,238         5,196,796
  *DigitalGlobe, Inc............................................................         164,089         2,574,556
  *Dollar Thrifty Automotive Group, Inc.........................................          67,632         4,981,097
   Douglas Dynamics, Inc........................................................          52,878           719,670
  *Ducommun, Inc................................................................          37,724           545,112
  *DXP Enterprises, Inc.........................................................          55,996         1,888,745
  *Dycom Industries, Inc........................................................         136,101         2,908,478
   Dynamic Materials Corp.......................................................          50,761         1,121,818
 #*Eagle Bulk Shipping, Inc.....................................................         238,856           339,176
   Eastern Co. (The)............................................................          20,021           403,423
   Ecology & Environment, Inc. Class A..........................................           9,487           161,848
   EMCOR Group, Inc.............................................................         264,769         7,633,290
  #Encore Wire Corp.............................................................          87,509         2,388,996
 #*Energy Conversion Devices, Inc...............................................          38,647            39,033
 #*Energy Recovery, Inc.........................................................         146,098           360,862
  *EnergySolutions, Inc.........................................................         305,096         1,086,142
 #*EnerNOC, Inc.................................................................          15,559           142,365
  *EnerSys......................................................................         177,752         5,151,253
   Ennis, Inc...................................................................          93,827         1,551,899
 #*EnPro Industries, Inc........................................................          80,244         2,833,416
  *Environmental Tectonics Corp.................................................           7,400            13,320
   ESCO Technologies, Inc.......................................................         100,195         3,012,864
   Espey Manufacturing & Electronics Corp.......................................          10,139           241,815
  *Esterline Technologies Corp..................................................          82,088         5,019,681
 #*Excel Maritime Carriers, Ltd.................................................         290,639           427,239
  *Exponent, Inc................................................................          50,826         2,482,850
  *Federal Signal Corp..........................................................         226,428           957,790
 #*Flanders Corp................................................................          59,997           184,791
  *Flow International Corp......................................................         170,249           641,839
   Forward Air Corp.............................................................         111,585         3,905,475
  *Franklin Covey Co............................................................         113,617           999,830
  #Franklin Electric Co., Inc...................................................          85,023         4,256,251
  *Freightcar America, Inc......................................................          40,089           870,332
  *Frozen Food Express Industries...............................................         155,948           210,530
 #*FTI Consulting, Inc..........................................................         161,647         6,921,725
  *Fuel Tech, Inc...............................................................          87,940           530,278
  *Furmanite Corp...............................................................         131,243         1,011,884
   G & K Services, Inc. Class A.................................................          67,741         2,225,969
   GATX Corp....................................................................         162,211         6,965,340
 #*Genco Shipping & Trading, Ltd................................................         121,750           852,250
  *Gencor Industries, Inc.......................................................           5,287            37,908
 #*GenCorp, Inc.................................................................         205,403         1,127,662
  *Generac Holdings, Inc........................................................         151,462         4,401,486
 #*General Cable Corp...........................................................         177,554         5,479,316
 #*Genesee & Wyoming, Inc.......................................................          46,855         2,909,696

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *GEO Group, Inc. (The)........................................................         224,877   $     3,953,338
  *GeoEye, Inc..................................................................          79,900         1,750,609
  *Gibraltar Industries, Inc....................................................         115,901         1,816,169
  *Global Power Equipment Group, Inc............................................          39,526         1,013,842
  #Gorman-Rupp Co. (The)........................................................          72,702         2,281,389
  *GP Strategies Corp...........................................................          69,307         1,018,813
   Graham Corp..................................................................          39,141           854,057
  #Granite Construction, Inc....................................................         144,619         3,851,204
   Great Lakes Dredge & Dock Corp...............................................         221,310         1,416,384
  *Greenbrier Cos., Inc.........................................................         106,689         2,373,830
   Griffon Corp.................................................................         214,212         2,135,694
  *H&E Equipment Services, Inc..................................................         125,058         2,124,735
   Hardinge, Inc................................................................          44,923           477,531
  *Hawaiian Holdings, Inc.......................................................         185,063         1,288,038
  #Healthcare Services Group, Inc...............................................         230,048         4,299,597
  #Heartland Express, Inc.......................................................         345,190         5,115,716
  #HEICO Corp...................................................................          64,387         3,579,917
   HEICO Corp. Class A..........................................................          89,312         3,442,978
  #Heidrick & Struggles International, Inc......................................          66,850         1,469,363
 #*Heritage-Crystal Clean, Inc..................................................           8,006           164,763
  #Herman Miller, Inc...........................................................         205,282         4,335,556
 #*Hexcel Corp..................................................................         333,483         8,360,419
  *Hill International, Inc......................................................         133,035           791,558
  #HNI Corp.....................................................................         173,366         4,703,420
 #*Hoku Corp....................................................................         103,928            70,671
 #*Horizon Lines, Inc. Class A..................................................           4,998            12,745
  #Houston Wire & Cable Co......................................................          81,911         1,168,870
  *Hub Group, Inc. Class A......................................................         144,155         4,934,426
  *Hudson Highland Group, Inc...................................................         112,155           600,029
  *Hudson Technologies, Inc.....................................................           3,900             9,906
 #*Huntington Ingalls Industries, Inc...........................................           6,994           263,534
  *Hurco Cos., Inc..............................................................          23,139           545,386
  *Huron Consulting Group, Inc..................................................          89,805         3,365,891
  *Huttig Building Products, Inc................................................         100,706            67,977
  *ICF International, Inc.......................................................          77,799         2,204,824
  *II-VI, Inc...................................................................         220,166         5,066,020
 #*InnerWorkings, Inc...........................................................         172,479         1,902,443
  *Innotrac Corp................................................................          16,000            19,440
  *Innovative Solutions & Support, Inc..........................................          46,017           179,466
   Insperity, Inc...............................................................         101,606         2,847,000
  #Insteel Industries, Inc......................................................          63,098           807,654
  *Integrated Electrical Services, Inc..........................................          30,483            74,074
  *Intelligent Systems Corp.....................................................          32,937            50,394
  #Interface, Inc. Class A......................................................         166,331         2,210,539
  *Interline Brands, Inc........................................................         112,461         1,912,962
   International Shipholding Corp...............................................          18,655           424,401
   Intersections, Inc...........................................................          67,979           834,782
   ITT Corp.....................................................................          65,267         1,418,905
 #*JetBlue Airways Corp.........................................................         987,151         5,853,805
   John Bean Technologies Corp..................................................         112,062         1,838,937
  *JPS Industries, Inc..........................................................           8,700            61,857
  *Kadant, Inc..................................................................          37,897           919,381
   Kaman Corp...................................................................         104,879         3,269,078
 #*KAR Auction Services, Inc....................................................          48,694           717,750
   Kaydon Corp..................................................................         131,313         4,480,400
   Kelly Services, Inc. Class A.................................................         115,368         1,864,347
   Kelly Services, Inc. Class B.................................................             350             5,764
  *Key Technology, Inc..........................................................          20,756           258,412
 #*Kforce, Inc..................................................................         144,065         1,792,169
   Kimball International, Inc. Class B..........................................         109,361           666,008
  #Knight Transportation, Inc...................................................         331,958         5,845,780

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Knoll, Inc...................................................................         181,411   $     2,895,320
  *Korn/Ferry International.....................................................         183,712         3,018,388
 #*Kratos Defense & Security Solutions, Inc.....................................         116,901           793,758
   L.B. Foster Co. Class A......................................................          38,836         1,159,255
   L.S. Starrett Co. Class A....................................................          24,736           358,919
  #Lawson Products, Inc.........................................................          33,760           566,830
  *Layne Christensen Co.........................................................          75,129         1,745,247
   Lennox International, Inc....................................................           9,143           330,977
   Lindsay Corp.................................................................          50,655         3,096,540
  *LMI Aerospace, Inc...........................................................          43,993           870,621
   LSI Industries, Inc..........................................................          86,286           613,493
  *Lydall, Inc..................................................................          60,741           572,180
  *Magnetek, Inc................................................................          38,959           536,465
  *Manitex International, Inc...................................................           6,890            40,582
  #Manitowoc Co., Inc. (The)....................................................         448,049         6,021,779
   Marten Transport, Ltd........................................................          78,679         1,719,136
 #*MasTec, Inc..................................................................         312,808         5,095,642
 #*McEwen Mining, Inc...........................................................         305,025         1,769,145
   McGrath Rentcorp.............................................................          92,896         2,957,809
  *Meritor, Inc.................................................................         257,969         1,620,045
 #*Metalico, Inc................................................................         162,485           591,445
   Met-Pro Corp.................................................................          54,185           568,401
  *MFRI, Inc....................................................................          18,405           135,829
  *Michael Baker Corp...........................................................          28,327           693,728
  *Microvision, Inc.............................................................          10,257             4,000
 #*Middleby Corp................................................................          71,721         6,895,974
   Miller Industries, Inc.......................................................          47,838           780,238
   Mine Safety Appliances Co....................................................         134,134         4,579,335
  *Mistras Group, Inc...........................................................         110,854         2,496,432
  *Mobile Mini, Inc.............................................................         157,142         3,268,554
  *Moog, Inc. Class A...........................................................         156,929         6,688,314
  *Moog, Inc. Class B...........................................................          10,012           427,412
   Mueller Industries, Inc......................................................         146,896         6,494,272
  *Mueller Water Products, Inc. Class A.........................................         631,395         1,730,022
   Multi-Color Corp.............................................................          48,472         1,110,494
  *MYR Group, Inc...............................................................          75,688         1,512,246
   NACCO Industries, Inc. Class A...............................................          26,923         2,751,531
  *National Patent Development Corp.............................................          13,860            26,334
  #National Presto Industries, Inc..............................................          25,055         2,448,375
  *National Technical Systems, Inc..............................................          26,035           135,122
  *Navigant Consulting, Inc.....................................................         179,107         2,294,361
  *NN, Inc......................................................................          57,752           451,043
  *Northwest Pipe Co............................................................          33,753           769,906
 #*Ocean Power Technologies, Inc................................................          34,916           100,209
 #*Odyssey Marine Exploration, Inc..............................................         125,767           431,381
  *Old Dominion Freight Line, Inc...............................................         191,772         8,173,323
 #*Omega Flex, Inc..............................................................          25,792           412,930
  *On Assignment, Inc...........................................................         140,771         1,578,043
  *Orbit International Corp.....................................................           1,977             7,493
  *Orbital Sciences Corp........................................................         227,819         3,301,097
  *Orion Energy Systems, Inc....................................................          59,525           186,908
  *Orion Marine Group, Inc......................................................          67,233           486,767
  *P.A.M. Transportation Services, Inc..........................................          32,028           342,700
 #*Pacer International, Inc.....................................................         126,265           762,641
  *Park-Ohio Holdings Corp......................................................          46,306           921,026
  *Patrick Industries, Inc......................................................          18,382           105,145
 #*Patriot Transportation Holding, Inc..........................................          38,246           785,955
  *PGT, Inc.....................................................................          98,944           132,585
  *Pike Electric Corp...........................................................         112,125           892,515
  *Pinnacle Airlines Corp.......................................................          61,300            86,433
 #*Plug Power, Inc..............................................................          66,963           129,908

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*PMFG, Inc....................................................................          35,785   $       787,986
 #*Polypore International, Inc..................................................          87,430         3,329,334
  *Powell Industries, Inc.......................................................          42,362         1,466,149
 #*PowerSecure International, Inc...............................................          71,700           453,861
   Preformed Line Products Co...................................................          22,931         1,481,801
   Primoris Services Corp.......................................................         139,150         2,213,876
   Providence & Worcester Railroad Co...........................................           5,591            65,610
  *Quality Distribution, Inc....................................................          83,418         1,024,373
   Quanex Building Products Corp................................................         141,900         2,331,417
  *RailAmerica, Inc.............................................................         180,269         2,693,219
   Raven Industries, Inc........................................................          66,569         4,319,662
  *RBC Bearings, Inc............................................................          84,089         3,807,550
  *RCM Technologies, Inc........................................................         146,273           795,725
  *Real Goods Solar, Inc. Class A...............................................           2,817             4,085
 #*Republic Airways Holdings, Inc...............................................         164,089           904,130
   Resources Connection, Inc....................................................         197,036         2,447,187
  *Roadrunner Transportation Systems, Inc.......................................          28,591           430,009
   Robbins & Myers, Inc.........................................................         153,211         7,439,926
  *RSC Holdings, Inc............................................................          74,648         1,581,791
  *Rush Enterprises, Inc. Class A...............................................          99,523         2,290,024
  *Rush Enterprises, Inc. Class B...............................................          37,831           722,572
  *Saia, Inc....................................................................          59,391           894,428
  *SatCon Technology Corp.......................................................          66,878            34,884
  *Sauer-Danfoss, Inc...........................................................         122,532         6,175,613
   Schawk, Inc..................................................................          83,226         1,118,557
  *School Specialty, Inc........................................................          66,483           214,075
  *Schuff International, Inc....................................................           6,400            69,472
  *Seaboard Corp................................................................           1,738         3,374,362
   SeaCube Container Leasing, Ltd...............................................           8,111           125,234
   Servotronics, Inc............................................................           1,500            13,500
   SIFCO Industries, Inc........................................................          13,584           298,440
   Simpson Manufacturing Co., Inc...............................................         194,118         6,285,541
   SkyWest, Inc.................................................................         194,179         2,485,491
  *SL Industries, Inc...........................................................          20,285           364,116
   SmartPros, Ltd...............................................................          10,300            19,055
  *Sparton Corp.................................................................          37,367           319,862
 #*Standard Parking Corp........................................................          58,755         1,038,788
  #Standard Register Co.........................................................         149,668           300,833
   Standex International Corp...................................................          47,280         1,895,455
  #Steelcase, Inc. Class A......................................................         313,169         2,727,702
  *Sterling Construction Co., Inc...............................................          56,555           679,226
   Sun Hydraulics Corp..........................................................          97,098         2,727,483
   Superior Uniform Group, Inc..................................................          10,485           130,538
  *Supreme Industries, Inc. Class A.............................................         107,845           317,064
  *SYKES Enterprises, Inc.......................................................         172,107         3,017,036
  *Sypris Solutions, Inc........................................................         285,243         1,169,496
  #TAL International Group, Inc.................................................         135,021         4,497,550
 #*Taser International, Inc.....................................................         215,629         1,026,394
  *Team, Inc....................................................................          75,144         2,193,453
  *TeamStaff, Inc...............................................................           1,953             3,984
  *Tecumseh Products Co. Class A................................................          36,492           183,190
  *Tecumseh Products Co. Class B................................................           4,097            19,932
  *Teledyne Technologies, Inc...................................................         128,230         7,278,335
 #*Tel-Instrument Electronics Corp..............................................           8,400            52,332
   Tennant Co...................................................................          74,399         2,862,874
  *Tetra Tech, Inc..............................................................         242,993         5,620,428
   Textainer Group Holdings, Ltd................................................         165,901         5,240,813
  #Titan International, Inc.....................................................         157,363         3,798,743
 #*Titan Machinery, Inc.........................................................          75,858         1,876,727
   Toro Co......................................................................         111,416         7,062,660
  *Transcat, Inc................................................................           5,600            65,576

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *TRC Cos., Inc................................................................         357,086   $     2,217,504
   Tredegar Corp................................................................          81,691         2,014,500
  *Trex Co., Inc................................................................          43,124         1,070,338
  *TriMas Corp..................................................................         125,722         2,724,396
  #Trinity Industries, Inc......................................................         141,169         4,441,177
  #Triumph Group, Inc...........................................................          79,154         4,952,666
  *TrueBlue, Inc................................................................         165,079         2,725,454
  *Tufco Technologies, Inc......................................................           4,700            15,275
  *Tutor Perini Corp............................................................         160,265         2,434,425
  #Twin Disc, Inc...............................................................          40,164         1,242,273
   U.S. Home Systems, Inc.......................................................          20,368           185,145
  *Ultralife Corp...............................................................          60,736           253,269
  #UniFirst Corp................................................................          56,024         3,382,729
 #*United Rentals, Inc..........................................................         165,341         6,322,640
  #United Stationers, Inc.......................................................         165,656         5,355,658
  #Universal Forest Products, Inc...............................................          92,691         2,944,793
  *Universal Power Group, Inc...................................................           9,833            16,618
  *Universal Security Instruments, Inc..........................................           1,595             9,267
   Universal Truckload Services, Inc............................................          41,352           735,239
 #*UQM Technologies, Inc........................................................         119,010           198,747
 #*US Airways Group, Inc........................................................         532,319         4,492,772
  #US Ecology, Inc..............................................................          69,759         1,305,888
  *USA Truck, Inc...............................................................          29,426           277,487
 #*USG Corp.....................................................................         149,821         1,923,702
   UTi Worldwide, Inc...........................................................         330,176         4,916,321
 #*Valence Technology, Inc......................................................           4,466             4,287
  *Versar, Inc..................................................................          27,782            84,179
   Viad Corp....................................................................          73,595         1,488,827
   Vicor Corp...................................................................         100,246           895,197
   Virco Manufacturing Corp.....................................................          30,131            53,633
  *Volt Information Sciences, Inc...............................................         119,747           849,006
   VSE Corp.....................................................................          11,278           295,596
  #Watsco, Inc..................................................................          70,844         4,886,111
   Watsco, Inc. Class B.........................................................          12,022           838,534
   Watts Water Technologies, Inc. Class A.......................................         115,318         4,445,509
  *WCA Waste Corp...............................................................          52,412           339,630
  #Werner Enterprises, Inc......................................................         292,298         7,637,747
  *Willdan Group, Inc...........................................................           9,040            34,352
  *Willis Lease Finance Corp....................................................          25,224           342,542
   WSI Industries, Inc..........................................................           1,900             9,082
  *XPO Logistics, Inc...........................................................          20,800           238,576
                                                                                                   ---------------
Total Industrials...............................................................                       751,200,420
                                                                                                   ---------------
Information Technology -- (15.5%)
 #*Accelrys, Inc................................................................         211,857         1,586,809
 #*ACI Worldwide, Inc...........................................................         132,138         4,014,352
   Acorn Energy, Inc............................................................          44,193           285,929
  *Actuate Corp.................................................................         189,308         1,090,414
  *Acxiom Corp..................................................................         303,946         4,170,139
  *ADDvantage Technologies Group, Inc...........................................           6,085            13,448
  *Adept Technology, Inc........................................................          63,689           162,407
  *Advanced Energy Industries, Inc..............................................         153,553         1,633,804
  *Advanced Photonix, Inc. Class A..............................................           3,313             2,322
 #*Advent Software, Inc.........................................................         200,070         5,251,838
  *Aehr Test Systems............................................................          11,205             8,404
  *Aetrium, Inc.................................................................           7,219             6,786
  *Agilysys, Inc................................................................         109,333           889,971
  *Alpha & Omega Semiconductor, Ltd.............................................           5,991            55,596
   American Software, Inc. Class A..............................................          87,077           781,081
 #*Amkor Technology, Inc........................................................         674,075         3,862,450
  *Amtech Systems, Inc..........................................................          35,270           359,401

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Anadigics, Inc...............................................................         236,157   $       649,432
  *Analysts International Corp..................................................          60,790           407,293
  *Anaren, Inc..................................................................          55,130           960,365
 #*Ancestry.com, Inc............................................................         165,051         4,885,510
  *Anixter International, Inc...................................................         128,352         8,408,340
 #*AOL, Inc.....................................................................          41,595           674,255
 #*Applied Micro Circuits Corp..................................................         218,822         1,713,376
  *Arris Group, Inc.............................................................         503,183         5,877,177
 #*Aruba Networks, Inc..........................................................          46,612         1,033,854
 #*AsiaInfo-Linkage, Inc........................................................         129,671         1,521,041
  *Aspen Technology, Inc........................................................         218,994         3,944,082
  *Astea International, Inc.....................................................           2,800            13,160
   Astro-Med, Inc...............................................................          13,768           110,144
  *ATMI, Inc....................................................................         119,898         2,803,215
  *ATS Corp.....................................................................           5,754            18,183
  *AuthenTec, Inc...............................................................         124,951           434,829
 #*Authentidate Holding Corp....................................................          83,069            58,979
  *Autobytel, Inc...............................................................         708,686           659,078
  *Aviat Networks, Inc..........................................................         210,304           466,875
 #*Avid Technology, Inc.........................................................         132,131         1,280,349
  *Aware, Inc...................................................................          46,564           149,005
  *Axcelis Technologies, Inc....................................................         373,772           672,790
  *AXT, Inc.....................................................................         182,535           934,579
   Bel Fuse, Inc. Class A.......................................................           8,569           182,263
   Bel Fuse, Inc. Class B.......................................................          32,043           648,871
  *Benchmark Electronics, Inc...................................................         243,068         4,180,770
  *Bitstream, Inc. Class A......................................................           7,200            40,968
   Black Box Corp...............................................................          63,395         1,960,173
   Blackbaud, Inc...............................................................         174,317         5,304,466
  *Blonder Tongue Laboratories, Inc.............................................          22,536            31,325
  *Blue Coat Systems, Inc.......................................................         162,204         4,178,375
   Bogen Communications International, Inc......................................          11,900            45,220
  *Bottomline Technologies, Inc.................................................         127,833         3,494,954
  *Brightpoint, Inc.............................................................         267,757         3,138,112
 #*BroadVision, Inc.............................................................           4,823           115,270
   Brooks Automation, Inc.......................................................         258,425         2,770,316
  *BSQUARE Corp.................................................................          35,768           141,999
  *BTU International, Inc.......................................................          20,326            64,027
  *Cabot Microelectronics Corp..................................................          84,605         4,265,784
 #*CACI International, Inc. Class A.............................................         111,560         6,547,456
  *CalAmp Corp..................................................................         425,510         1,940,326
 #*Calix, Inc...................................................................         160,778         1,217,089
 #*Callidus Software, Inc.......................................................          70,819           477,320
 #*Cardtronics, Inc.............................................................         179,790         4,593,635
  *Cascade Microtech, Inc.......................................................          50,953           174,769
  #Cass Information Systems, Inc................................................          34,590         1,366,305
 #*Cavium, Inc..................................................................           1,218            39,147
 #*CEVA, Inc....................................................................          80,904         2,185,217
  *Checkpoint Systems, Inc......................................................         133,367         1,403,021
  *China Information Technology, Inc............................................         110,777            80,867
  *Chyron International Corp....................................................           1,822             2,678
  *CIBER, Inc...................................................................         245,545         1,068,121
 #*Cirrus Logic, Inc............................................................         244,339         4,991,846
  *Clearfield, Inc..............................................................          82,011           456,801
   Cognex Corp..................................................................         163,075         6,775,766
 #*Cogo Group, Inc..............................................................          43,512            93,986
 #*Coherent, Inc................................................................          92,968         5,195,052
   Cohu, Inc....................................................................          88,139         1,157,265
 .*Commerce One LLC.............................................................          45,000                --
   Communications Systems, Inc..................................................          30,413           452,850
  *CommVault Systems, Inc.......................................................         159,126         7,478,922

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Computer Task Group, Inc.....................................................          66,347   $       957,387
  *Compuware Corp...............................................................         510,889         4,005,370
 #*comScore, Inc................................................................          66,462         1,472,133
   Comtech Telecommunications Corp..............................................          99,951         3,084,488
  *Comverge, Inc................................................................          52,193            70,982
  *Concurrent Computer Corp.....................................................          24,720            95,419
  *Convergys Corp...............................................................         459,273         6,112,924
  *Convio, Inc..................................................................          22,563           359,429
  *CoreLogic, Inc...............................................................          48,048           682,282
  *Cray, Inc....................................................................         142,586         1,063,692
  #Crexendo, Inc................................................................          23,497           102,682
  *CSG Systems International, Inc...............................................         122,340         1,990,472
  *CSP, Inc.....................................................................           8,385            31,653
  *CSR P.L.C. ADR...............................................................          27,173           390,204
   CTS Corp.....................................................................         112,384         1,130,583
 #*CVD Equipment Corp...........................................................          10,329           148,015
  *CyberOptics Corp.............................................................          28,233           246,192
 #*Cymer, Inc...................................................................         123,520         6,150,061
   Daktronics, Inc..............................................................         147,065         1,608,891
  *Data I/O Corp................................................................           7,300            30,076
  *Datalink Corp................................................................          67,645           623,010
  *Dataram Corp.................................................................          70,982            57,495
  *Datawatch Corp...............................................................           3,832            34,680
   DDi Corp.....................................................................          88,470           859,044
 #*DealerTrack Holdings, Inc....................................................         164,069         4,484,006
 #*Deltek, Inc..................................................................         114,911         1,184,732
  *DemandTec, Inc...............................................................          17,191           226,577
  *Dice Holdings, Inc...........................................................         300,238         2,843,254
   Diebold, Inc.................................................................         135,739         4,301,569
 #*Digi International, Inc......................................................          97,900         1,105,291
  *Digimarc Corp................................................................          25,647           677,850
  *Digital River, Inc...........................................................         137,498         2,201,343
 #*Diodes, Inc..................................................................         159,694         4,116,911
  *Ditech Networks, Inc.........................................................          94,247            76,340
 #*Document Security Systems, Inc...............................................          30,085           109,509
  *Dot Hill Systems Corp........................................................         691,220         1,043,742
  *DSP Group, Inc...............................................................          94,173           539,611
 #*DTS, Inc.....................................................................          59,528         1,686,428
  *Dynamics Research Corp.......................................................          93,697         1,055,028
   Earthlink, Inc...............................................................         412,812         2,976,375
  *Easylink Services International Corp. Class A................................           3,800            16,796
  #Ebix, Inc....................................................................         145,381         3,602,541
 #*Echelon Corp.................................................................          47,348           244,789
 #*Echo Global Logistics, Inc...................................................          37,941           635,891
  *EchoStar Corp. Class A.......................................................          60,665         1,591,243
  *EDGAR Online, Inc............................................................          21,300            11,608
  *Edgewater Technology, Inc....................................................          43,768           150,562
  *Elecsys Corp.................................................................          10,067            43,087
  #Electro Rent Corp............................................................          90,460         1,545,961
  *Electro Scientific Industries, Inc...........................................         117,233         1,779,597
  *Electronics for Imaging, Inc.................................................         193,873         3,326,861
 #*eMagin Corp..................................................................          63,283           286,672
 #*EMCORE Corp..................................................................         294,819           347,886
  *Emulex Corp..................................................................         328,249         3,426,920
  *Entegris, Inc................................................................         540,472         5,177,722
  *Entorian Technologies, Inc...................................................          10,595            19,018
 #*Entropic Communications, Inc.................................................         205,504         1,200,143
  *Envestnet, Inc...............................................................           6,293            72,432
   EPIQ Systems, Inc............................................................         135,574         1,652,647
  *ePlus, Inc...................................................................          18,427           525,538
 #*Euronet Worldwide, Inc.......................................................         191,433         3,514,710

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Evolving Systems, Inc........................................................           5,500   $        28,930
  *Exar Corp....................................................................         173,316         1,157,751
  *ExlService Holdings, Inc.....................................................         122,228         2,950,584
  *Extreme Networks.............................................................         352,395         1,141,760
 #*Fabrinet.....................................................................          11,877           195,614
   Fair Isaac Corp..............................................................         151,189         5,479,089
  *Fairchild Semiconductor International, Inc...................................         459,629         6,425,613
 #*FalconStor Software, Inc.....................................................         137,274           341,812
  *FARO Technologies, Inc.......................................................          57,424         3,116,975
  *FEI Co.......................................................................         150,256         6,620,279
 #*Finisar Corp.................................................................         111,146         2,251,818
  *FormFactor, Inc..............................................................         179,988           926,938
  *Forrester Research, Inc......................................................          86,944         3,037,823
  *Frequency Electronics, Inc...................................................          47,309           402,600
  *FSI International, Inc.......................................................         146,056           620,738
  *Giga-tronics, Inc............................................................           3,942             5,203
  *GigOptix, Inc................................................................          29,082            49,149
  *Global Cash Access Holdings, Inc.............................................         259,247         1,374,009
  *Globalscape, Inc.............................................................          11,073            20,485
  *Globecomm Systems, Inc.......................................................         128,089         1,827,830
 #*Glu Mobile, Inc..............................................................           4,246            14,267
  *GSE Systems, Inc.............................................................          46,715            81,751
  *GSI Group, Inc...............................................................          48,163           556,283
 #*GSI Technology, Inc..........................................................          96,942           480,832
 #*GT Advanced Technologies, Inc................................................         495,965         4,275,218
  *GTSI Corp....................................................................          82,077           347,186
  *Guidance Software, Inc.......................................................          49,060           375,309
  *Hackett Group, Inc. (The)....................................................         146,055           565,963
  *Harmonic, Inc................................................................         388,886         2,282,761
 #*Hauppauge Digital, Inc.......................................................          32,277            31,954
   Heartland Payment Systems, Inc...............................................         153,263         3,678,312
 .*Here Media, Inc..............................................................          22,918                --
 .*Here Media, Inc. Special Shares..............................................          22,918                --
 #*Higher One Holdings, Inc.....................................................          24,420           413,675
  *Hittite Microwave Corp.......................................................         119,365         6,567,462
 #*Hutchinson Technology, Inc...................................................          89,355           165,307
  *I.D. Systems, Inc............................................................          37,771           194,521
  *Identive Group, Inc..........................................................         128,036           291,922
  *IEC Electronics Corp.........................................................          31,572           161,649
  *iGATE Corp...................................................................         208,038         3,790,452
  *iGo, Inc.....................................................................         105,087            84,070
  *Ikanos Communications, Inc...................................................         218,977           192,700
  *Imation Corp.................................................................         132,976           788,548
 #*Immersion Corp...............................................................          84,618           476,399
 #*Infinera Corp................................................................         388,699         2,775,311
  *InfoSpace, Inc...............................................................         174,717         2,150,766
  *Innodata Isogen, Inc.........................................................          76,140           312,174
  *Inphi Corp...................................................................           3,119            45,756
  *Insight Enterprises, Inc.....................................................         163,469         3,017,638
  *Integrated Device Technology, Inc............................................         533,394         3,381,718
  *Integrated Silicon Solution, Inc.............................................         140,381         1,371,522
  *Intellicheck Mobilisa, Inc...................................................          61,334            51,766
  *Interactive Intelligence Group, Inc..........................................          67,432         1,740,420
  #InterDigital, Inc............................................................         142,471         5,317,018
  *Intermec, Inc................................................................         201,648         1,701,909
  *Internap Network Services Corp...............................................         184,779         1,239,867
 #*International Rectifier Corp.................................................         230,721         5,260,439
  *Interphase Corp..............................................................          23,232           119,645
   Intersil Corp. Class A.......................................................         505,655         5,693,675
  *inTEST Corp..................................................................          43,077           132,246
  *Intevac, Inc.................................................................          77,796           648,041

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *IntriCon Corp................................................................          20,258   $       141,806
  *iPass, Inc...................................................................         493,097           754,438
 #*IPG Photonics Corp...........................................................          66,572         3,514,336
  *Iteris, Inc..................................................................          19,424            29,913
  *Itron, Inc...................................................................          13,006           504,503
 #*Ixia.........................................................................         161,996         1,977,971
  *IXYS Corp....................................................................         116,018         1,591,767
  #j2 Global, Inc...............................................................         198,320         5,346,707
  *JDA Software Group, Inc......................................................         167,482         4,935,695
  *Kemet Corp...................................................................         151,800         1,395,042
  *Kenexa Corp..................................................................         101,630         2,441,153
  *Key Tronic Corp..............................................................          33,539           207,606
   Keynote Systems, Inc.........................................................          68,280         1,336,240
 #*KIT Digital, Inc.............................................................         152,531         1,651,911
 #*Kopin Corp...................................................................         233,469           905,860
  *Kulicke & Soffa Industries, Inc..............................................         302,491         3,269,928
  *KVH Industries, Inc..........................................................          50,003           466,528
  *Lantronix, Inc...............................................................           2,333             6,766
  *Lattice Semiconductor Corp...................................................         540,283         3,673,924
  *LeCroy Corp..................................................................         194,740         2,027,243
  *LGL Group, Inc. (The)........................................................           7,103            57,179
  *LightPath Technologies, Inc. Class A.........................................           1,850             2,442
 #*Limelight Networks, Inc......................................................         367,177         1,196,997
  *Lionbridge Technologies, Inc.................................................         176,502           485,380
  *Liquidity Services, Inc......................................................         106,552         3,677,110
  #Littlefuse, Inc..............................................................          84,929         4,306,750
 #*LogMeIn, Inc.................................................................          86,180         3,432,549
  *LoJack Corp..................................................................          88,416           287,352
  *LookSmart, Ltd...............................................................           2,267             3,106
  *LoopNet, Inc.................................................................         129,084         2,067,926
  *Loral Space & Communications, Inc............................................         120,478         8,308,163
  *LTX-Credence Corp............................................................         319,926         2,133,906
  *Magma Design Automation, Inc.................................................          95,873           686,451
  *Management Network Group, Inc................................................          42,154            85,573
  *Manhattan Associates, Inc....................................................          82,105         3,603,588
   ManTech International Corp. Class A..........................................          84,747         2,978,857
  #Marchex, Inc. Class B........................................................          96,761           437,360
  *Market Leader, Inc...........................................................          82,345           219,038
  *Mastech Holdings, Inc........................................................             418             1,856
  *Mattersight Corp.............................................................          22,709           131,712
  *Mattson Technology, Inc......................................................         141,209           320,544
   Maximus, Inc.................................................................         136,302         6,137,679
 #*MaxLinear, Inc. Class A......................................................             274             1,636
 #*Maxwell Technologies, Inc....................................................          10,279           210,308
  *Measurement Specialties, Inc.................................................          55,868         1,815,710
  *MEMSIC, Inc..................................................................          10,913            35,576
  *Mentor Graphics Corp.........................................................         437,575         6,069,165
  *Mercury Computer Systems, Inc................................................         226,389         3,031,349
   Mesa Laboratories, Inc.......................................................          13,749           611,143
   Methode Electronics, Inc.....................................................         134,601         1,336,588
   Micrel, Inc..................................................................         238,444         2,756,413
  *Microsemi Corp...............................................................         337,364         6,673,060
  *MicroStrategy, Inc...........................................................          26,261         3,023,166
 #*Mindspeed Technologies, Inc..................................................         119,286           764,623
 #*MIPS Technologies, Inc.......................................................         176,580         1,036,525
   MKS Instruments, Inc.........................................................         203,408         6,132,751
  *MModal, Inc..................................................................          77,424           809,855
   MOCON, Inc...................................................................          22,459           358,221
  *ModusLink Global Solutions, Inc..............................................         156,445           894,865
  *MoneyGram International, Inc.................................................          51,271           951,590
  *Monolithic Power Systems, Inc................................................         120,505         1,975,077

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Monotype Imaging Holdings, Inc...............................................         137,468   $     2,145,875
 #*Monster Worldwide, Inc.......................................................         155,741         1,121,335
  *MoSys, Inc...................................................................          98,755           412,796
  *Move, Inc....................................................................         104,035           749,052
   MRV Communications, Inc......................................................         694,216           672,001
   MTS Systems Corp.............................................................          59,734         2,741,193
  *Multi-Fineline Electronix, Inc...............................................          80,514         2,001,578
  *Nanometrics, Inc.............................................................         173,921         3,521,900
  *NAPCO Security Technologies, Inc.............................................          10,711            31,062
  *NCI, Inc. Class A............................................................          28,077           205,524
  *NETGEAR, Inc.................................................................         136,708         5,443,713
 #*NetList, Inc.................................................................          78,133           253,151
  *NetLogic Microsystems, Inc...................................................           2,086           103,883
  *NetScout Systems, Inc........................................................         166,000         3,429,560
 #*NetSuite, Inc................................................................          90,651         3,796,464
  *Network Engines, Inc.........................................................         123,793           169,596
  *Network Equipment Technologies, Inc..........................................          96,492           123,510
 #*NeuStar, Inc.................................................................         253,413         9,252,109
  *Newport Corp.................................................................         137,976         2,548,417
  *Newtek Business Services, Inc................................................         148,095           177,714
   NIC, Inc.....................................................................         176,636         2,209,716
  *Novatel Wireless, Inc........................................................         101,083           290,108
  *NumereX Corp. Class A........................................................          47,654           407,918
 #*Oclaro, Inc..................................................................         138,188           572,098
  *Official Payments Holdings, Inc..............................................          52,586           228,223
  *OmniVision Technologies, Inc.................................................         205,020         2,728,816
  *Omtool, Ltd..................................................................           3,470            12,145
  *Online Resources Corp........................................................         132,196           355,607
  *Onvia, Inc...................................................................           2,306             7,056
  *Openwave Systems, Inc........................................................         588,704         1,183,295
  *Oplink Communications, Inc...................................................          73,099         1,369,144
  #OPNET Technologies, Inc......................................................          76,666         2,717,810
  *Opnext, Inc..................................................................         240,913           265,004
  *OPTi, Inc....................................................................          11,000            17,930
   Optical Cable Corp...........................................................          25,998            92,033
  *ORBCOMM, Inc.................................................................         122,912           424,046
  *OSI Systems, Inc.............................................................          74,458         4,000,628
  *Overland Storage, Inc........................................................          62,392           137,262
  *PAR Technology Corp..........................................................          35,225           164,148
  #Park Electrochemical Corp....................................................          75,574         2,295,182
  *ParkerVision, Inc............................................................          71,039            56,121
   PC Connection, Inc...........................................................          50,219           602,628
  *PC Mall, Inc.................................................................          41,855           262,012
   PC-Tel, Inc..................................................................          58,100           432,264
  *PDF Solutions, Inc...........................................................         115,183           736,019
  *Perceptron, Inc..............................................................          28,219           144,763
  *Perficient, Inc..............................................................         117,666         1,309,623
  *Performance Technologies, Inc................................................          38,515            69,327
  *Pericom Semiconductor Corp...................................................          84,824           678,592
  *Pervasive Software, Inc......................................................          46,662           268,773
  *PFSweb, Inc..................................................................           6,817            18,815
 #*Photronics, Inc..............................................................         221,645         1,520,485
  *Pixelworks, Inc..............................................................          44,738           103,792
  *Planar Systems, Inc..........................................................         280,770           662,617
   Plantronics, Inc.............................................................         183,598         6,837,190
  *Plexus Corp..................................................................         135,591         4,915,174
  *PLX Technology, Inc..........................................................         108,070           339,340
  *PMC-Sierra, Inc..............................................................         841,927         5,472,526
  #Power Integrations, Inc......................................................         110,593         3,980,242
 #*Power-One, Inc...............................................................         359,236         1,559,084
  *Presstek, Inc................................................................          81,714            53,114

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *PRGX Global, Inc.............................................................          92,610   $       562,143
  *Procera Networks, Inc........................................................             295             4,965
  *Progress Software Corp.......................................................         243,617         5,683,585
 #*PROS Holdings, Inc...........................................................          58,552           949,713
   Pulse Electronics Corp.......................................................          88,315           253,464
   QAD, Inc. Class A............................................................          46,774           604,788
   QAD, Inc. Class B............................................................          12,468           162,084
 #*QLogic Corp..................................................................         402,769         6,975,959
  *Qualstar Corp................................................................          25,800            49,407
  *Quantum Corp.................................................................         689,475         1,737,477
  *Quest Software, Inc..........................................................         315,410         6,418,594
 #*QuickLogic Corp..............................................................          36,800           105,616
  *QuinStreet, Inc..............................................................          56,620           544,684
  *RadiSys Corp.................................................................         123,888           747,045
  *Ramtron International Corp...................................................          97,876           200,646
   RealNetworks, Inc............................................................         118,692         1,211,845
 #*RealPage, Inc................................................................          11,589           298,069
  *Reis, Inc....................................................................          40,187           417,945
  *Relm Wireless Corp...........................................................          30,643            39,836
 #*Remark Media, Inc............................................................             436             2,529
 #*Research Frontiers, Inc......................................................           4,300            16,512
   RF Industries, Ltd...........................................................          28,527           108,403
 #*RF Micro Devices, Inc........................................................       1,098,509         5,481,560
  *RF Monolithics, Inc..........................................................          23,189            22,030
   Richardson Electronics, Ltd..................................................          58,120           703,833
   Rimage Corp..................................................................          30,437           378,636
  *Rofin-Sinar Technologies, Inc................................................          98,782         2,802,445
  *Rogers Corp..................................................................          63,090         2,424,549
 #*Rosetta Stone, Inc...........................................................          69,047           538,567
  *Rubicon Technology, Inc......................................................          81,972           887,757
  *Rudolph Technologies, Inc....................................................         311,455         3,186,185
  *S1 Corp......................................................................         226,432         2,209,976
  *Saba Software, Inc...........................................................          85,505           849,920
  *Sanmina-SCI Corp.............................................................         256,986         2,821,706
  #Sapient Corp.................................................................         523,600         6,754,440
  *ScanSource, Inc..............................................................         100,948         3,792,616
  *Schmitt Industries, Inc......................................................           2,366             7,950
  *Scientific Learning Corp.....................................................           9,751            26,035
  *SeaChange International, Inc.................................................         114,616           822,943
  *Selectica, Inc...............................................................          10,332            38,332
  *Semtech Corp.................................................................         263,639         7,513,712
  *Sevcon, Inc..................................................................           7,783            46,698
  *ShoreTel, Inc................................................................         165,115         1,081,503
  *Sigma Designs, Inc...........................................................         106,670           643,220
  *Sigmatron International, Inc.................................................           2,200             8,118
 #*Silicon Graphics International Corp..........................................          88,879         1,212,310
  *Silicon Image, Inc...........................................................         270,185         1,313,099
 #*Silicon Laboratories, Inc....................................................         164,998         7,233,512
  *Simulations Plus, Inc........................................................          35,178           110,811
  *Smith Micro Software, Inc....................................................         119,075           216,716
  *SMTC Corp....................................................................           2,116             6,115
  *Soapstone Networks, Inc......................................................          53,559               214
 #*SolarWinds, Inc..............................................................         262,245         8,289,564
 #*Sonic Foundry, Inc...........................................................          10,310            76,603
  *Sonus Networks, Inc..........................................................       1,307,161         3,372,475
  *Soundbite Communications, Inc................................................           2,200             6,138
 #*Sourcefire, Inc..............................................................          99,499         3,086,459
  *Spansion, Inc. Class A.......................................................         224,785         2,254,594
  *Spark Networks, Inc..........................................................          31,552           115,165
  *Spire Corp...................................................................          23,050            23,972
 #*SRS Labs, Inc................................................................          55,239           382,254

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *SS&C Technologies Holdings, Inc..............................................          62,290   $     1,169,183
 #*Stamps.com, Inc..............................................................          46,739         1,449,376
  *Standard Microsystems Corp...................................................          87,980         2,266,365
  *StarTek, Inc.................................................................          50,089           156,278
 #*STEC, Inc....................................................................         168,015         1,589,422
  *Steel Excel, Inc.............................................................          32,698           858,322
 #*Stratasys, Inc...............................................................          71,383         2,623,325
 #*Stream Global Services, Inc..................................................           4,917            16,374
  *SuccessFactors, Inc..........................................................         142,298         5,663,460
 #*SunPower Corp................................................................          63,290           433,536
 #*Super Micro Computer, Inc....................................................         151,656         2,559,953
  *Supertex, Inc................................................................          45,046           832,450
  *Support.com, Inc.............................................................         162,460           419,147
 #*Sycamore Networks, Inc.......................................................         107,444         2,086,562
  *Symmetricom, Inc.............................................................         329,857         2,058,308
 #*Synaptics, Inc...............................................................         125,584         4,811,123
 #*Synchronoss Technologies, Inc................................................          30,390         1,015,634
  *SYNNEX Corp..................................................................         139,587         5,050,258
  #Syntel, Inc..................................................................         122,280         5,737,378
  *Take-Two Interactive Software, Inc...........................................         344,650         5,376,540
 #*Taleo Corp...................................................................          12,371           445,480
  *Tech Data Corp...............................................................           7,450           386,804
   Technical Communications Corp................................................             400             2,932
  *TechTarget, Inc..............................................................         151,203         1,050,861
  *TeleCommunication Systems, Inc. Class A......................................         189,565           443,582
 #*TeleNav, Inc.................................................................          56,580           420,389
  *TeleTech Holdings, Inc.......................................................         217,935         3,696,178
   Tellabs, Inc.................................................................         189,358           719,560
   Telular Corp.................................................................          70,800           591,888
   Tessco Technologies, Inc.....................................................          28,576           509,224
  *Tessera Technologies, Inc....................................................         194,293         3,847,001
   TheStreet, Inc...............................................................          96,581           184,470
  *THQ, Inc.....................................................................         216,925           145,318
  *TII Network Technologies, Inc................................................           2,460             4,108
  *TiVo, Inc....................................................................         483,885         5,022,726
  *TNS, Inc.....................................................................          88,762         1,636,771
  *Transact Technologies, Inc...................................................          29,147           224,723
  *TranSwitch Corp..............................................................          22,072            63,347
 #*Travelzoo, Inc...............................................................           3,384            87,341
  *Trident Microsystems, Inc....................................................          28,874             4,331
  *Trio-Tech International......................................................           3,256             7,684
  *TriQuint Semiconductor, Inc..................................................         555,025         3,324,600
  *TSR, Inc.....................................................................           5,056            21,033
  *TTM Technologies, Inc........................................................         281,360         3,452,287
 #*Tyler Technologies, Inc......................................................         116,579         4,095,420
 #*Ultimate Software Group, Inc.................................................          42,939         2,863,602
  *Ultra Clean Holdings, Inc....................................................          76,225           560,254
  *Ultratech, Inc...............................................................          98,842         2,891,128
 #*Unisys Corp..................................................................         170,700         3,579,579
   United Online, Inc...........................................................         325,787         1,850,470
  *USA Technologies, Inc........................................................          17,630            19,746
  *UTStarcom Holdings Corp......................................................         459,091           592,227
 #*ValueClick, Inc..............................................................         329,423         5,745,137
 #*Veeco Instruments, Inc.......................................................         146,044         3,564,934
  *Verint Systems, Inc..........................................................         116,925         3,310,147
 #*Viasat, Inc..................................................................         151,259         7,190,853
  *Viasystems Group, Inc........................................................          37,578           638,450
  *Vicon Industries, Inc........................................................          14,689            50,089
  *Video Display Corp...........................................................          21,287           130,064
 #*VirnetX Holding Corp.........................................................           8,097           188,012
  *Virtusa Corp.................................................................         114,104         1,824,523

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Vishay Intertechnology, Inc..................................................         381,854   $     4,689,167
  *Vishay Precision Group, Inc..................................................          27,687           436,347
 #*VistaPrint N.V...............................................................          45,566         1,630,351
  *Vocus, Inc...................................................................          18,587           426,943
  *Volterra Semiconductor Corp..................................................          93,810         2,830,248
   Wayside Technology Group, Inc................................................           3,860            46,127
 #*Web.com Group, Inc...........................................................         152,021         1,945,869
  *WebMediaBrands, Inc..........................................................         156,997           125,755
 #*Websense, Inc................................................................         146,392         2,766,809
  *Westell Technologies, Inc. Class A...........................................         295,909           651,000
  *Winland Electronics, Inc.....................................................          21,219            14,166
  *Wireless Ronin Technologies, Inc.............................................          37,195            35,707
  *Wireless Telecom Group, Inc..................................................          61,160            76,450
  *WPCS International, Inc......................................................          34,365            58,077
 #*Wright Express Corp..........................................................         136,186         7,452,098
  *XO Group, Inc................................................................         119,339           983,353
  *X-Rite, Inc..................................................................          53,096           241,056
  *Xyratex, Ltd.................................................................          27,407           435,223
 #*Zebra Technologies Corp. Class A.............................................         193,162         7,313,113
  *Zhone Technologies, Inc......................................................          49,121            63,857
  *Zix Corp.....................................................................         225,974           682,441
  *Zygo Corp....................................................................          66,762         1,181,020
                                                                                                   ---------------
Total Information Technology....................................................                       775,085,264
                                                                                                   ---------------
Materials -- (4.5%)
   A. Schulman, Inc.............................................................         113,698         2,785,601
  *A.M. Castle & Co.............................................................          78,356           812,552
 #*AbitibiBowater, Inc..........................................................           6,142            88,998
  *AEP Industries, Inc..........................................................          21,402           707,122
 #*AK Steel Holding Corp........................................................         392,499         3,705,191
  #AMCOL International Corp.....................................................         114,520         3,270,691
  *American Pacific Corp........................................................          24,989           198,163
  #American Vanguard Corp.......................................................         108,791         1,635,129
  *Arabian American Development Co..............................................          16,548           132,219
  #Balchem Corp.................................................................          99,162         3,752,290
   Boise, Inc...................................................................         406,199         3,103,360
   Buckeye Technologies, Inc....................................................         162,418         5,445,876
  *Calgon Carbon Corp...........................................................         221,013         3,611,352
   Carpenter Technology Corp....................................................         147,145         7,722,170
  *Century Aluminum Co..........................................................         332,713         3,337,111
  *Chemtura Corp................................................................         146,924         2,064,282
  *Clearwater Paper Corp........................................................          87,015         3,177,788
  *Coeur d'Alene Mines Corp.....................................................         155,247         4,294,132
   Commercial Metals Co.........................................................         401,350         5,755,359
  *Contango ORE, Inc............................................................           4,405            55,107
  *Continental Materials Corp...................................................             397             4,756
  *Core Molding Technologies, Inc...............................................          28,377           241,204
   Deltic Timber Corp...........................................................          42,856         2,919,351
  *Detrex Corp..................................................................             500             6,875
   Eagle Materials, Inc.........................................................         179,638         5,283,154
 #*Ferro Corp...................................................................         298,612         2,018,617
   Flamemaster Corp.............................................................             189               921
  *Flotek Industries, Inc.......................................................           8,473            99,473
   Friedman Industries, Inc.....................................................          24,581           257,363
  *FutureFuel Corp..............................................................              81               966
 #*General Moly, Inc............................................................         229,388           853,323
  *Georgia Gulf Corp............................................................         124,332         4,357,837
   Globe Specialty Metals, Inc..................................................         238,854         3,267,523
 #*Golden Minerals, Co..........................................................          51,086           495,534
  *Graphic Packaging Holding Co.................................................       1,295,284         6,489,373
   H.B. Fuller Co...............................................................         199,216         5,701,562

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Hawkins, Inc.................................................................          40,088   $     1,587,485
   Haynes International, Inc....................................................          47,517         2,887,133
  *Headwaters, Inc..............................................................         221,729           587,582
  #Hecla Mining Co..............................................................         805,509         4,236,977
  *Horsehead Holding Corp.......................................................         150,229         1,634,492
   Innophos Holdings, Inc.......................................................          85,941         4,290,175
  *Innospec, Inc................................................................          92,784         3,003,418
 #*Intrepid Potash, Inc.........................................................          27,283           651,791
   Kaiser Aluminum Corp.........................................................          75,715         3,738,807
  *KapStone Paper & Packaging Corp..............................................         184,846         3,227,411
   KMG Chemicals, Inc...........................................................          38,991           717,824
   Koppers Holdings, Inc........................................................          80,446         3,056,144
  *Kraton Performance Polymers, Inc.............................................         109,730         3,120,721
  *Landec Corp..................................................................         111,301           671,145
  #Limoneira Co.................................................................             649            11,669
 #*Louisiana-Pacific Corp.......................................................         463,470         3,948,764
  *LSB Industries, Inc..........................................................          89,656         3,142,443
  *Material Sciences Corp.......................................................         239,323         1,895,438
  *Materion Corp................................................................          71,398         2,099,815
  *Mercer International, Inc....................................................         152,977         1,251,352
  *Metals USA Holdings Corp.....................................................          59,380           793,911
   Minerals Technologies, Inc...................................................          68,425         4,341,566
 #*Mines Management, Inc........................................................          58,244           126,389
  *Mod-Pac Corp.................................................................          28,616           183,715
  #Myers Industries, Inc........................................................         129,351         1,721,662
   Neenah Paper, Inc............................................................          98,399         2,338,944
  #NewMarket Corp...............................................................          40,297         8,711,808
  #NL Industries, Inc...........................................................         150,263         2,076,635
   Noranda Aluminum Holding Corp................................................          46,228           484,932
  *Northern Technologies International Corp.....................................          16,245           228,567
  #Olin Corp....................................................................         322,826         7,166,737
   Olympic Steel, Inc...........................................................          37,822           975,429
  *OM Group, Inc................................................................         117,450         3,186,418
 #*Omnova Solutions, Inc........................................................         159,049           788,883
  #P.H. Glatfelter Co...........................................................         161,183         2,382,285
  *Penford Corp.................................................................          46,837           264,629
   PolyOne Corp.................................................................         345,924         4,988,224
   Quaker Chemical Corp.........................................................          47,111         2,087,017
 #*RTI International Metals, Inc................................................         108,722         2,736,533
   Schnitzer Steel Industries, Inc. Class A.....................................          83,999         3,664,876
   Schweitzer-Maudoit International, Inc........................................          69,668         4,844,016
 #*Senomyx, Inc.................................................................          60,712           177,886
   Sensient Technologies Corp...................................................         191,611         7,591,628
  *Spartech Corp................................................................          94,818           509,173
  #Stepan Co....................................................................          38,509         3,309,463
 #*Stillwater Mining Co.........................................................         267,369         3,443,713
 #*STR Holdings, Inc............................................................          47,450           507,240
   Synalloy Corp................................................................          15,203           163,584
  #Texas Industries, Inc........................................................         100,384         3,138,004
 #*U.S. Energy Corp.............................................................          10,000            34,000
  *UFP Technologies, Inc........................................................           3,300            50,622
 #*United States Lime & Minerals, Inc...........................................          20,491         1,276,179
  *Universal Stainless & Alloy Products, Inc....................................          25,389         1,008,705
   Valhi, Inc...................................................................          28,154         1,515,248
  *Verso Paper Corp.............................................................           9,552            10,794
   Vulcan International Corp....................................................             700            23,800
   Wausau Paper Corp............................................................         329,594         2,847,692
  *Webco Industries, Inc........................................................             600            70,530
  #Westlake Chemical Corp.......................................................          40,516         2,368,160
  *Williams Industries, Inc.....................................................           1,200             2,340
   Worthington Industries, Inc..................................................         273,616         5,037,271

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Zep, Inc.....................................................................          79,394   $     1,300,474
 #*Zoltek Cos., Inc.............................................................         143,846         1,250,022
                                                                                                   ---------------
Total Materials.................................................................                       223,142,615
                                                                                                   ---------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.......................................         281,012                --
  .Avigen, Inc. Escrow Shares...................................................         193,723                --
 .*Big 4 Ranch, Inc.............................................................           3,200                --
 .*Concord Camera Corp. Escrow Shares...........................................         113,476                --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...................................         106,674                --
 .*DLB Oil & Gas, Inc. Escrow Shares............................................           1,300                --
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................         132,809                --
 .*Gerber Scientific, Inc. Escrow Shares........................................         166,622                --
 .*iGo, Inc. Escrow Shares......................................................           4,100                --
 .*MAIR Holdings, Inc. Escrow Shares............................................          51,616                --
 .*Petrocorp, Inc. Escrow Shares................................................           6,900               414
 .*Price Communications Liquidation Trust.......................................         159,870                --
 .*Voyager Learning Co. Escrow Shares...........................................          72,800                --
                                                                                                   ---------------
Total Other.....................................................................                               414
                                                                                                   ---------------
Telecommunication Services -- (0.7%)
 #*AboveNet, Inc................................................................         105,045         6,980,240
   Atlantic Tele-Network, Inc...................................................          53,385         1,926,665
 #*Cbeyond, Inc.................................................................          88,972           756,262
  *Cincinnati Bell, Inc.........................................................         785,553         2,710,158
  *Cogent Communications Group, Inc.............................................          84,133         1,282,187
   Consolidated Communications Holdings, Inc....................................         119,658         2,272,305
 #*FiberTower Corp..............................................................          55,965            12,760
  *General Communications, Inc. Class A.........................................         271,241         2,823,619
  #HickoryTech Corp.............................................................          54,240           623,218
   IDT Corp. Class B............................................................          74,948           659,542
 #*Iridium Communications, Inc..................................................         156,432         1,249,892
 #*Leap Wireless International, Inc.............................................         246,684         2,111,615
   Lumos Networks Corp..........................................................          75,547         1,135,471
  *Neutral Tandem, Inc..........................................................         118,389         1,455,001
   NTELOS Holdings Corp.........................................................          76,130         1,738,048
  *Pendrell Corp................................................................          31,641            84,481
  *Premiere Global Services, Inc................................................         194,885         1,714,988
  *Primus Telecommunications Group, Inc.........................................           3,836            48,679
  #Shenandoah Telecommunications Co.............................................          68,372           674,832
   SureWest Communications......................................................          84,985         1,230,583
   USA Mobility, Inc............................................................          87,204         1,233,937
  *Vonage Holdings Corp.........................................................         554,353         1,402,513
  #Warwick Valley Telephone Co..................................................          24,398           333,277
                                                                                                   ---------------
Total Telecommunication Services................................................                        34,460,273
                                                                                                   ---------------
Utilities -- (2.7%)
   ALLETE, Inc..................................................................         145,624         6,036,115
   AMEN Properties, Inc.........................................................              19            13,300
   American States Water Co.....................................................          73,971         2,675,531
  #Artesian Resources Corp. Class A.............................................          16,854           318,541
  #Atlantic Power Corp..........................................................         200,073         2,967,083
   Avista Corp..................................................................         238,700         6,048,658
  #Black Hills Corp.............................................................         153,618         5,186,144
 #*Cadiz, Inc...................................................................          15,716           156,217
   California Water Service Group...............................................         167,311         3,086,888
   Central Vermont Public Service Corp..........................................          46,509         1,635,722
  #CH Energy Group, Inc.........................................................          59,619         3,391,129
   Chesapeake Utilities Corp....................................................          38,272         1,646,461
   Cleco Corp...................................................................         153,687         6,110,595

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Connecticut Water Services, Inc..............................................          31,761   $       964,899
   Consolidated Water Co., Ltd..................................................          19,620           152,840
   Delta Natural Gas Co., Inc...................................................           6,889           234,226
  *Dynegy, Inc..................................................................         423,822           788,309
  #El Paso Electric Co..........................................................         160,999         5,602,765
   Empire District Electric Co..................................................         166,687         3,472,090
   Gas Natural, Inc.............................................................          12,250           136,588
   Genie Energy, Ltd. Class B...................................................          74,948           783,956
  *GenOn Energy, Inc............................................................         586,518         1,249,283
   IDACORP, Inc.................................................................         169,060         7,125,879
  #Laclede Group, Inc...........................................................          87,184         3,632,085
  #MGE Energy, Inc..............................................................          86,699         3,889,317
  #Middlesex Water Co...........................................................          58,179         1,099,001
  #New Jersey Resources Corp....................................................         140,020         6,681,754
  #Northwest Natural Gas Co.....................................................          98,465         4,682,011
  #NorthWestern Corp............................................................         144,878         5,091,013
  #Ormat Technologies, Inc......................................................          45,658           741,942
  #Otter Tail Corp..............................................................         140,254         3,098,211
   PNM Resources, Inc...........................................................         345,842         6,159,446
   Portland General Electric Co.................................................         291,278         7,264,473
   RGC Resources, Inc...........................................................           6,328           113,588
  #SJW Corp.....................................................................          63,744         1,510,095
  #South Jersey Industries, Inc.................................................         119,248         6,544,330
  #Southwest Gas Corp...........................................................         178,520         7,462,136
 #*Synthesis Energy Systems, Inc................................................          48,546            74,761
  #UIL Holdings Corp............................................................         201,658         6,973,334
   UniSource Energy Corp........................................................         149,204         5,559,341
  #Unitil Corp..................................................................          42,050         1,161,842
  #WGL Holdings, Inc............................................................          93,657         3,994,471
  #York Water Co................................................................          45,448           808,974
                                                                                                   ---------------
Total Utilities.................................................................                       136,325,344
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     4,085,901,851
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights...................................           2,560                --
 .*Contra Pharmacopeia Contingent Value Rights..................................          20,649                --
 .*CSF Holding, Inc. Litigation Rights..........................................           3,250                --
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................          17,329                --
 .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights.................         344,196                --
 .*PhotoMedex, Inc. Contingent Value Warrants...................................           1,607                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................         330,786            60,314
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17................................           9,325                --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17................................           9,325                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            60,314
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       8,055,521         8,055,521
                                                                                                   ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@DFA Short Term Investment Fund...........................................     908,405,815   $   908,405,815
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
     $639,135 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
     $641,950) to be repurchased at $626,606....................................   $         627           626,603
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       909,032,418
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,390,274,004)^^......................................................                    $5,003,050,104
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):


                                                               VALUATION INPUTS
                                           --------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------------
                                               LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                           --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary...............   $  712,940,746             --      --     $  712,940,746
   Consumer Staples.....................      186,157,743             --      --        186,157,743
   Energy...............................      215,048,292             --      --        215,048,292
   Financials...........................      616,342,306             --      --        616,342,306
   Health Care..........................      435,198,434             --      --        435,198,434
   Industrials..........................      751,014,337   $    186,083      --        751,200,420
   Information Technology...............      775,085,264             --      --        775,085,264
   Materials............................      223,142,615             --      --        223,142,615
   Other................................               --            414      --                414
   Telecommunication Services...........       34,460,273             --      --         34,460,273
   Utilities............................      136,325,344             --      --        136,325,344
Rights/Warrants.........................               --         60,314      --             60,314
Temporary Cash Investments..............        8,055,521             --      --          8,055,521
Securities Lending Collateral...........               --    909,032,418      --        909,032,418
                                           --------------   ------------     ---     --------------
TOTAL...................................   $4,093,770,875   $909,279,229      --     $5,003,050,104
                                           ==============   ============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                            U.S. MICRO CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (14.6%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................         163,084   $       469,682
   A.H. Belo Corp. Class A......................................................         245,466         1,458,068
   Acme United Corp.............................................................          30,407           304,070
  *AFC Enterprises, Inc.........................................................         152,186         2,564,334
  *Aldila, Inc..................................................................          52,806           137,296
   Ambassadors Group, Inc.......................................................         141,974           640,303
   Amcon Distributing Co........................................................           5,690           378,442
 #*American Apparel, Inc........................................................         150,877           113,007
  *American Axle & Manufacturing Holdings, Inc..................................         176,186         2,124,803
  *American Biltrite, Inc.......................................................          86,849           364,766
 #*American Public Education, Inc...............................................         118,618         4,768,444
  *America's Car-Mart, Inc......................................................         105,056         3,985,825
 #*Amerigon, Inc................................................................          88,840         1,363,694
   Ameristar Casinos, Inc.......................................................         123,066         2,407,171
   Arbitron, Inc................................................................          94,136         3,361,597
 #*Archipelago Learning, Inc....................................................         168,117         1,746,736
  *Arctic Cat, Inc..............................................................         110,720         3,303,885
   Ark Restaurants Corp.........................................................          36,613           530,889
  *Asbury Automotive Group, Inc.................................................         295,080         6,760,283
  *Ascent Capital Group, Inc. Class A...........................................          36,691         1,738,786
  *ATC Venture Group, Inc.......................................................             388                89
  *Bakers Footwear Group, Inc...................................................          60,195            32,505
  *Ballantyne Strong, Inc.......................................................          66,691           282,770
 #*Barnes & Noble, Inc..........................................................         205,736         2,483,234
   Bassett Furniture Industries, Inc............................................          90,500           726,715
  *BB Liquidating, Inc..........................................................         595,858             6,852
  *Beasley Broadcast Group, Inc. Class A........................................          65,543           226,123
 #*Beazer Homes USA, Inc........................................................         614,966         1,875,646
   bebe stores, Inc.............................................................         531,105         4,652,480
   Belo Corp. Class A...........................................................         800,325         5,946,415
  *Benihana, Inc................................................................          99,823         1,091,065
   Big 5 Sporting Goods Corp....................................................          95,899           761,438
  *Biglari Holdings, Inc........................................................          12,870         5,095,748
 #*BJ's Restaurants, Inc........................................................          99,986         5,002,300
  *Black Diamond, Inc...........................................................         138,650         1,111,973
 #*Blue Nile, Inc...............................................................          79,030         3,188,861
  *Bluegreen Corp...............................................................         280,227           728,590
  #Blyth, Inc...................................................................          49,822         3,136,295
   Bob Evans Farms, Inc.........................................................          55,796         1,971,273
 #*Body Central Corp............................................................          26,550           713,664
  #Bon-Ton Stores, Inc. (The)...................................................         133,472           541,896
  #Books-A-Million, Inc.........................................................          60,174           146,223
   Bowl America, Inc. Class A...................................................          55,406           720,278
 #*Boyd Gaming Corp.............................................................          39,623           347,494
  *Bravo Brio Restaurant Group, Inc.............................................           3,400            65,450
  *Brookfield Residential Properties, Inc.......................................          13,555           119,284
  #Brown Shoe Co., Inc..........................................................         194,019         1,833,480
 #*Buffalo Wild Wings, Inc......................................................         104,241         6,938,281
  *Build-A-Bear-Workshop, Inc...................................................          95,329           778,838
  *Cache, Inc...................................................................         109,084           710,137
  #Callaway Golf Co.............................................................         355,921         2,384,671
  *Cambium Learning Group, Inc..................................................          93,736           301,830
  *Canterbury Park Holding Corp.................................................          25,965           314,436
  *Capella Education Co.........................................................          14,200           601,086
  *Caribou Coffee Co., Inc......................................................         127,754         2,166,708
 #*Carmike Cinemas, Inc.........................................................          93,585           666,325
   Carriage Services, Inc.......................................................         168,400           964,932
  *Carrols Restaurant Group, Inc................................................         216,330         2,446,692

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Casual Male Retail Group, Inc................................................         259,535   $       820,131
   Cato Corp. Class A...........................................................         251,022         6,729,900
 #*Cavco Industries, Inc........................................................          57,047         2,596,779
   CEC Entertainment, Inc.......................................................         131,847         4,637,059
 #*Charles & Colvard, Ltd.......................................................          58,453           179,451
 #*Charming Shoppes, Inc........................................................       1,036,471         5,140,896
  #Cherokee, Inc................................................................          81,398           876,656
   Christopher & Banks Corp.....................................................         167,376           346,468
  *Chromcraft Revington, Inc....................................................          81,837           103,933
   Churchill Downs, Inc.........................................................         112,938         6,318,881
 #*Citi Trends, Inc.............................................................         130,565         1,177,696
  *Coast Distribution System, Inc. (The)........................................          41,382            98,696
  *Cobra Electronics Corp.......................................................          45,049           210,829
 #*Coldwater Creek, Inc.........................................................         340,576           299,707
 #*Collective Brands, Inc.......................................................          38,232           636,945
   Collectors Universe, Inc.....................................................          51,220           788,788
 #*Conn's, Inc..................................................................         317,093         3,678,279
   Cooper Tire & Rubber Co......................................................           9,825           147,965
   Core-Mark Holding Co., Inc...................................................          65,187         2,647,244
 #*Corinthian Colleges, Inc.....................................................         140,688           423,471
  *Cosi, Inc....................................................................           3,033             2,366
  *Cost Plus, Inc...............................................................         148,754         2,015,617
   CPI Corp.....................................................................          35,312            56,146
  #Cracker Barrel Old Country Store, Inc........................................           6,000           314,820
 #*Crown Media Holdings, Inc. Class A...........................................         170,294           202,650
   CSS Industries, Inc..........................................................          52,750         1,129,905
  *Culp, Inc....................................................................         186,578         1,699,726
 #*Cumulus Media, Inc. Class A..................................................         186,070           654,966
  *Cybex International, Inc.....................................................           6,772             4,199
 #*Daily Journal Corp...........................................................             200            14,200
  *dELiA*s, Inc.................................................................           7,960             8,517
  *Delta Apparel, Inc...........................................................          77,201         1,181,175
  #Destination Maternity Corp...................................................          86,838         1,449,326
 #*DGSE Cos., Inc...............................................................           8,613            62,272
 #*Dial Global, Inc.............................................................             279               918
 #*Digital Generation, Inc......................................................         129,911         1,805,763
 #*DineEquity, Inc..............................................................         109,642         5,210,188
  *Dixie Group, Inc. (The)......................................................         104,300           373,394
  *Dolan Co.....................................................................         137,839         1,299,822
  *Domino's Pizza, Inc..........................................................         242,198         7,907,765
  *Dorman Products, Inc.........................................................         158,055         6,861,168
   Dover Downs Gaming & Entertainment, Inc......................................         142,541           349,225
  *Dover Motorsports, Inc.......................................................         168,371           203,729
  *Drew Industries, Inc.........................................................         187,163         4,860,623
   DSW, Inc. Class A............................................................          64,991         3,247,600
 #*Duckwall-ALCO Stores, Inc....................................................          52,342           435,485
  *E.W. Scripps Co. Class A (The)...............................................         236,690         2,004,764
  *EDCI Holdings, Inc...........................................................          62,230           320,485
   Educational Development Corp.................................................          36,900           181,733
   Einstein Noah Restaurant Group, Inc..........................................          72,762         1,083,426
  *ELXSI Corp...................................................................           7,100            28,400
  *Emerson Radio Corp...........................................................         243,478           428,521
  *Emmis Communications Corp. Class A...........................................         303,222           233,481
 #*Empire Resorts, Inc..........................................................          32,058            64,116
  *Enova Systems, Inc...........................................................             376               157
 #*Entercom Communications Corp. Class A........................................         359,150         2,772,638
   Entravision Communications Corp..............................................         971,879         1,739,663
   Escalade, Inc................................................................          62,320           294,774
  #Ethan Allen Interiors, Inc...................................................         230,201         5,432,744
 #*Ever-Glory International Group, Inc..........................................           1,379             2,331
  *Exide Technologies...........................................................         343,985         1,135,150

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Famous Dave's of America, Inc................................................          49,207   $       509,785
  *Federal Screw Works..........................................................          12,548            50,192
  #Finish Line, Inc. Class A (The)..............................................         400,378         8,467,995
  *Fisher Communications, Inc...................................................          25,775           775,570
   Flanigan's Enterprises, Inc..................................................          20,756           147,056
   Flexsteel Industries, Inc....................................................          55,532           787,999
  *Footstar, Inc................................................................          81,000            61,155
  *Frederick's of Hollywood Group, Inc..........................................           3,103             1,520
  #Fred's, Inc. Class A.........................................................         314,349         4,636,648
   Frisch's Restaurants, Inc....................................................          63,337         1,330,077
 #*Fuel Systems Solutions, Inc..................................................         142,950         2,983,366
  *Full House Resorts, Inc......................................................          67,697           188,198
  *Furniture Brands International, Inc..........................................         196,801           332,594
  *Gaiam, Inc. Class A..........................................................          66,889           239,463
   Gaming Partners International Corp...........................................          13,959            90,245
  *Geeknet, Inc.................................................................           3,079            53,544
  *Genesco, Inc.................................................................         140,800         8,598,656
  *G-III Apparel Group, Ltd.....................................................         154,230         3,521,071
  *Global Sources, Ltd..........................................................           2,635            16,021
  *Golfsmith International Holdings, Inc........................................           4,689            17,209
 #*Gordmans Stores, Inc.........................................................           6,698            97,322
  *Grand Canyon Education, Inc..................................................         187,935         3,153,549
 #*Gray Television, Inc.........................................................         363,896           745,987
  *Gray Television, Inc. Class A................................................          41,200            70,452
  *Great Wolf Resorts, Inc......................................................         273,464           875,085
  #Group 1 Automotive, Inc......................................................         108,400         5,782,056
  *Hallwood Group, Inc. (The)...................................................           6,988           111,109
  *Hampshire Group, Ltd.........................................................          25,800            64,500
  *Harris Interactive, Inc......................................................         559,304           369,141
   Harte-Hanks, Inc.............................................................         368,633         3,557,308
  *Hastings Entertainment, Inc..................................................          92,939           150,561
   Haverty Furniture Cos., Inc..................................................         141,130         1,761,302
   Haverty Furniture Cos., Inc. Class A.........................................          18,855           229,560
  *Heelys, Inc..................................................................           9,600            17,472
  *Helen of Troy, Ltd...........................................................         179,796         5,784,037
 #*hhgregg, Inc.................................................................         151,208         1,539,297
 #*Hibbett Sporting Goods, Inc..................................................         213,043        10,211,151
  *Hollywood Media Corp.........................................................           1,798             2,230
   Hooker Furniture Corp........................................................          89,184         1,074,667
   Hot Topic, Inc...............................................................         272,622         1,995,593
 #*Hovnanian Enterprises, Inc. Class A..........................................         363,017           878,501
  *Image Entertainment, Inc.....................................................          74,886             7,900
  *Infosonics Corp..............................................................          69,762            50,926
   Insignia Systems, Inc........................................................          51,150           107,415
  *Interval Leisure Group, Inc..................................................         307,095         4,176,492
 #*iRobot Corp..................................................................         165,504         5,468,252
  *Isle of Capri Casinos, Inc...................................................         114,408           581,193
  *J. Alexander's Corp..........................................................          62,383           411,728
  *Jack in the Box, Inc.........................................................          64,203         1,361,104
  *Jaclyn, Inc..................................................................          20,127           135,153
  #JAKKS Pacific, Inc...........................................................         224,954         3,437,297
  *Jamba, Inc...................................................................          30,939            48,265
  *Johnson Outdoors, Inc. Class A...............................................          65,549         1,114,988
  #Jones Group, Inc. (The)......................................................         340,816         3,111,650
  *Journal Communications, Inc. Class A.........................................         196,368         1,009,332
 #*K12, Inc.....................................................................          80,984         1,813,232
  #KB Home......................................................................         292,345         2,636,952
  *Kenneth Cole Productions, Inc. Class A.......................................          83,157         1,022,000
  *Kid Brands, Inc..............................................................         184,100           631,463
 #*Kirkland's, Inc..............................................................         151,791         2,272,311
  *Knology, Inc.................................................................         294,705         4,441,204

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Kona Grill, Inc..............................................................          61,415   $       372,175
   Koss Corp....................................................................         115,135           634,394
 #*Krispy Kreme Doughnuts, Inc..................................................         399,266         2,926,620
   KSW, Inc.....................................................................          59,720           197,076
 #*K-Swiss, Inc. Class A........................................................         130,139           439,870
  #Lacrosse Footwear, Inc.......................................................          63,786           802,428
  *Lakeland Industries, Inc.....................................................          40,544           381,924
  *Lakes Entertainment, Inc.....................................................         194,720           397,229
  *Lazare Kaplan International, Inc.............................................          81,643           218,395
  *La-Z-Boy, Inc................................................................         464,829         6,126,446
  *Leapfrog Enterprises, Inc....................................................         257,993         1,493,779
  *Learning Tree International, Inc.............................................         162,830           990,006
  *Lee Enterprises, Inc.........................................................         259,763           345,485
 #*Libbey, Inc..................................................................          99,753         1,502,280
  #Lifetime Brands, Inc.........................................................         111,220         1,317,957
  *LIN TV Corp. Class A.........................................................         247,300           996,619
   Lincoln Educational Services Corp............................................         121,494         1,060,643
  #Lithia Motors, Inc. Class A..................................................         132,907         2,951,864
 #*LodgeNet Interactive Corp....................................................          61,892           222,811
 #*Luby's, Inc..................................................................         250,770         1,309,019
  *Lumber Liquidators Holdings, Inc.............................................          13,229           282,571
  *M/I Homes, Inc...............................................................         129,090         1,465,172
   Mac-Gray Corp................................................................         116,200         1,619,828
  *Maidenform Brands, Inc.......................................................         208,612         4,172,240
  *Mannatech, Inc...............................................................           4,778            20,544
   Marcus Corp..................................................................         203,960         2,469,956
 #*Marine Products Corp.........................................................         335,462         2,002,708
 #*MarineMax, Inc...............................................................         175,261         1,440,645
  #Martha Stewart Living Omnimedia, Inc. Class A................................         146,750           645,700
   Matthews International Corp. Class A.........................................           6,115           201,550
  *MAXXAM, Inc..................................................................             160            95,920
 #*McClatchy Co. (The)..........................................................         310,531           729,748
   McRae Industries, Inc. Class A...............................................           8,800           113,608
  #MDC Holdings, Inc............................................................          66,542         1,318,862
 #*Media General, Inc. Class A..................................................         143,738           577,827
  *Meritage Homes Corp..........................................................         203,877         4,933,823
  #MGP Ingredients, Inc.........................................................         109,514           652,703
 #*Midas, Inc...................................................................         116,791           992,724
  *Modine Manufacturing Co......................................................         248,371         2,717,179
  *Monarch Casino & Resort, Inc.................................................         145,178         1,546,146
  #Monro Muffler Brake, Inc.....................................................         271,069        11,368,634
  *Morgans Hotel Group Co.......................................................          36,173           204,016
  *Morton's Restaurant Group, Inc...............................................          77,307           533,418
  *Motorcar Parts of America, Inc...............................................          54,690           351,110
   Movado Group, Inc............................................................         164,071         3,020,547
  *MTR Gaming Group, Inc........................................................          19,183            45,847
  *Multimedia Games Holding Co., Inc............................................         201,197         1,519,037
  *Nathan's Famous, Inc.........................................................          57,075         1,195,150
   National CineMedia, Inc......................................................         171,640         2,337,737
  *Nautilus, Inc................................................................         310,614           751,686
  *Navarre Corp.................................................................         246,057           356,783
  *Nevada Gold & Casinos, Inc...................................................             352               521
  *New Frontier Media, Inc......................................................           2,326             2,535
 #*New York & Co., Inc..........................................................         277,498           774,219
  *Nexstar Broadcasting Group, Inc. Class A.....................................          17,388           147,276
  *Nobility Homes, Inc..........................................................          43,800           249,660
  *NTN Communications, Inc......................................................          55,566            15,558
  #Nutrisystem, Inc.............................................................         172,679         2,054,880
 #*O'Charley's, Inc.............................................................         196,843         1,277,511
  *Ohio Art Co. (The)...........................................................           3,600            16,650
  *Orange 21, Inc...............................................................          13,301            19,619

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Orbitz Worldwide, Inc........................................................         457,367   $     1,673,963
  *Orient-Express Hotels, Ltd. Class A..........................................          33,314           281,836
   Outdoor Channel Holdings, Inc................................................         178,041         1,255,189
  *Overstock.com, Inc...........................................................         152,424         1,030,386
  #Oxford Industries, Inc.......................................................         150,937         7,687,221
  *P & F Industries, Inc. Class A...............................................           6,745            26,171
  #P.F. Chang's China Bistro, Inc...............................................          56,321         1,833,812
 #*Pacific Sunwear of California, Inc...........................................         317,022           570,640
  *Papa John's International, Inc...............................................         217,901         8,441,485
 #*Peet's Coffee & Tea, Inc.....................................................         125,063         7,606,332
  #Pep Boys - Manny, Moe & Jack (The)...........................................         431,491         6,472,365
 #*Perfumania Holdings, Inc.....................................................          10,825           106,085
  *Perry Ellis International, Inc...............................................         115,889         1,800,915
  #PetMed Express, Inc..........................................................         237,313         2,959,293
  *Pinnacle Entertainment, Inc..................................................         540,950         5,247,215
  *Point.360....................................................................          42,346            45,945
  *PokerTek, Inc................................................................             118                76
  *Premier Exhibitions, Inc.....................................................           2,033             4,737
  *Princeton Review, Inc........................................................         302,184            32,062
  *Q.E.P. Co., Inc..............................................................          33,487           587,697
  *Quantum Fuel Systems Technologies Worldwide, Inc.............................          22,625            17,648
  *Quiksilver, Inc..............................................................         841,433         3,752,791
   R.G. Barry Corp..............................................................         127,905         1,565,557
 #*Radio One, Inc. Class D......................................................         320,517           326,927
  #RadioShack Corp..............................................................           1,700            12,206
  *Reading International, Inc. Class A..........................................         136,980           583,535
  *Reading International, Inc. Class B..........................................          11,620            67,106
  *Red Lion Hotels Corp.........................................................         168,696         1,234,855
  *Red Robin Gourmet Burgers, Inc...............................................         100,366         3,082,240
  #Regis Corp...................................................................          99,401         1,703,733
  *Rentrak Corp.................................................................          88,203         1,509,153
  *Rick's Cabaret International, Inc............................................          44,821           463,449
  *Rockford Corp................................................................          80,475           301,781
  *Rocky Brands, Inc............................................................          51,060           566,766
 #*Ruby Tuesday, Inc............................................................         469,920         3,529,099
 #*Rue21, Inc...................................................................         134,662         3,260,167
 #*Ruth's Hospitality Group, Inc................................................         188,326         1,165,738
  #Ryland Group, Inc. (The).....................................................         277,006         5,041,509
  *Saga Communications, Inc. Class A............................................          38,991         1,608,379
  *Salem Communications Corp. Class A...........................................         170,251           466,488
   Scholastic Corp..............................................................             700            20,657
  *Scientific Games Corp. Class A...............................................         359,170         4,019,112
 #*Sealy Corp...................................................................         603,000           874,350
 #*Select Comfort Corp..........................................................         290,114         7,276,059
  *Shiloh Industries, Inc.......................................................         145,400         1,195,188
  *Shoe Carnival, Inc...........................................................         105,220         2,661,014
  *Shuffle Master, Inc..........................................................         311,352         3,985,306
 #*Shutterfly, Inc..............................................................          51,449         1,220,370
   Sinclair Broadcast Group, Inc. Class A.......................................         252,678         3,102,886
 #*Skechers U.S.A., Inc. Class A................................................         129,021         1,568,895
   Skyline Corp.................................................................          74,594           463,229
  *Smith & Wesson Holding Corp..................................................         335,296         1,723,421
  *Sonesta International Hotels Corp. Class A...................................          26,445           801,548
  #Sonic Automotive, Inc. Class A...............................................         295,942         4,613,736
  *Sonic Corp...................................................................         358,115         2,453,088
  *Spanish Broadcasting System, Inc. Class A....................................          36,748           216,078
   Spartan Motors, Inc..........................................................         151,975           922,488
  *Spectrum Group International, Inc............................................         278,633           670,112
  #Speedway Motorsports, Inc....................................................         153,490         2,460,445
  *Sport Chalet, Inc. Class A...................................................         108,430           181,078
  *Sport Chalet, Inc. Class B...................................................          15,525            33,224

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Sports Club Co., Inc. (The)..................................................         125,584   $        80,374
   Stage Stores, Inc............................................................         327,579         5,038,165
   Standard Motor Products, Inc.................................................         176,598         3,653,813
  *Standard Pacific Corp........................................................           4,757            17,315
  *Stanley Furniture Co., Inc...................................................          43,669           153,278
  *Stein Mart, Inc..............................................................         262,696         1,904,546
 #*Steiner Leisure, Ltd.........................................................          80,754         3,987,633
  *Steinway Musical Instruments, Inc............................................          90,521         2,258,499
   Stewart Enterprises, Inc. Class A............................................         476,565         2,930,875
 #*Stoneridge, Inc..............................................................         220,535         2,066,413
   Strattec Security Corp.......................................................          30,152           634,700
  #Sturm Ruger & Co., Inc.......................................................         189,301         7,505,785
   Superior Industries International, Inc.......................................         242,921         4,413,875
  *Syms Corp....................................................................         143,600         1,450,360
  *Systemax, Inc................................................................         342,869         6,037,923
 #*Talbots, Inc.................................................................          37,754           122,323
  *Tandy Brands Accessories, Inc................................................          60,077            62,480
  *Tandy Leather Factory, Inc...................................................           9,585            47,158
  *Town Sports International Holdings, Inc......................................         188,124         1,668,660
  *Trans World Entertainment Corp...............................................         218,126           538,771
  *True Religion Apparel, Inc...................................................         210,027         7,611,378
  *Tuesday Morning Corp.........................................................         376,049         1,278,567
  *Unifi, Inc...................................................................         163,468         1,590,544
 #*Universal Electronics, Inc...................................................         139,890         2,587,965
  *Universal Technical Institute, Inc...........................................         224,065         3,125,707
 #*US Auto Parts Network, Inc...................................................          62,898           313,232
  *Valassis Communications, Inc.................................................          63,870         1,453,042
  #Value Line, Inc..............................................................          80,059           898,262
 #*Valuevision Media, Inc. Class A..............................................         366,310           578,770
 #*Vitacost.com, Inc............................................................          38,918           256,859
 #*Vitamin Shoppe, Inc..........................................................             189             8,078
 #*VOXX International Corp......................................................         164,685         2,094,793
  *Wells-Gardner Electronics Corp...............................................         104,895           217,133
  *West Marine, Inc.............................................................         178,586         2,164,462
  *Wet Seal, Inc. Class A (The).................................................         661,158         2,314,053
  #Weyco Group, Inc.............................................................         115,036         2,905,809
   Williams Controls, Inc.......................................................          18,791           210,271
   Winmark Corp.................................................................          54,688         3,755,425
 #*Winnebago Industries, Inc....................................................         127,197         1,162,581
  #World Wrestling Entertainment, Inc. Class A..................................          54,195           514,311
 #*Xanadoo Co. Class A..........................................................             566            61,694
 #*Zale Corp....................................................................         249,656           711,520
 #*Zumiez, Inc..................................................................         220,023         6,283,857
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       583,640,944
                                                                                                   ---------------
Consumer Staples -- (4.3%)
  #Alico, Inc...................................................................          69,000         1,596,660
  *Alliance One International, Inc..............................................         873,724         2,542,537
   Andersons, Inc. (The)........................................................         164,550         6,672,503
  #Arden Group, Inc. Class A....................................................          15,576         1,401,684
  #B&G Foods, Inc...............................................................         266,878         6,047,455
 #*Boston Beer Co., Inc. Class A (The)..........................................          33,067         3,308,353
  *Bridgford Foods Corp.........................................................          72,953           814,155
  #Calavo Growers, Inc..........................................................         144,754         3,937,309
  #Cal-Maine Foods, Inc.........................................................         207,119         7,862,237
   CCA Industries, Inc..........................................................          35,363           176,461
  *Central Garden & Pet Co......................................................          78,891           689,507
  *Central Garden & Pet Co. Class A.............................................         322,975         3,055,344
  *Chiquita Brands International, Inc...........................................         340,172         2,990,112
   Coca-Cola Bottling Co........................................................          72,353         4,409,915
  #Coffee Holding Co., Inc......................................................          14,908           125,004

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  *Craft Brew Alliance, Inc.....................................................          79,941   $       500,431
  *Crystal Rock Holdings, Inc...................................................             167               137
  *Darling International, Inc...................................................         273,733         4,182,640
 #*Dole Food Co., Inc...........................................................           4,338            41,645
 #*Elizabeth Arden, Inc.........................................................         261,981         9,423,457
 #*Farmer Brothers Co...........................................................          87,640           874,647
  *Glacier Water Services, Inc..................................................          24,500           612,500
   Golden Enterprises, Inc......................................................          99,219           340,321
  #Griffin Land & Nurseries, Inc................................................          48,979         1,307,250
  *Harbinger Group, Inc.........................................................         121,942           585,322
 #*Heckmann Corp................................................................         783,214         4,002,224
  *IGI Labratories, Inc.........................................................          30,339            33,373
  #Imperial Sugar Co............................................................          84,393           287,780
   Ingles Markets, Inc. Class A.................................................         103,037         1,795,935
   Inter Parfums, Inc...........................................................         251,933         4,207,281
   J & J Snack Foods Corp.......................................................         180,997         9,236,277
  *John B. Sanfilippo & Son, Inc................................................          73,994           730,321
 #*Lifeway Foods, Inc...........................................................         157,000         1,463,240
  *Medifast, Inc................................................................          83,428         1,374,893
   Nash-Finch Co................................................................         126,091         3,683,118
 #*National Beverage Corp.......................................................         400,229         6,695,831
  *Natural Alternatives International, Inc......................................          70,731           647,189
 #*Nature's Sunshine Products, Inc..............................................         153,100         2,281,190
  *Nutraceutical International Corp.............................................          59,757           767,877
  #Oil-Dri Corp. of America.....................................................          58,075         1,218,994
  *Omega Protein Corp...........................................................         144,310         1,242,509
   Orchids Paper Products Co....................................................          52,280           987,046
  *Overhill Farms, Inc..........................................................          87,218           355,849
  *Pantry, Inc..................................................................         106,662         1,284,210
  *Parlux Fragrances, Inc.......................................................         229,293         1,203,788
  *PC Group, Inc................................................................           8,161                44
  *Physicians Formula Holdings, Inc.............................................         105,295           317,991
 #*Pizza Inn Holdings, Inc......................................................          39,700           217,953
  *Prestige Brands Holdings, Inc................................................         287,072         3,686,004
   PriceSmart, Inc..............................................................         271,252        18,078,946
 #*Reddy Ice Holdings, Inc......................................................          69,966            26,594
   Reliv' International, Inc....................................................         102,054           127,568
 #*Revlon, Inc..................................................................         131,108         2,066,262
  #Rocky Mountain Chocolate Factory, Inc........................................          71,953           623,113
  #Sanderson Farms, Inc.........................................................          62,513         3,184,412
  *Scheid Vineyards, Inc........................................................           2,900            29,609
  *Schiff Nutrition International, Inc..........................................         116,042         1,238,168
   Scope Industries.............................................................           8,083         2,117,746
 #*Seneca Foods Corp. Class A...................................................          31,792           919,743
  *Seneca Foods Corp. Class B...................................................          11,039           312,293
  *Smart Balance, Inc...........................................................         319,285         1,692,210
  #Snyders-Lance, Inc...........................................................           4,566           104,972
   Spartan Stores, Inc..........................................................         215,127         4,031,480
 #*Star Scientific, Inc.........................................................         322,412           973,684
   Stephan Co. (The)............................................................          33,500            78,725
  *Susser Holdings Corp.........................................................          96,991         2,313,235
  *Tofutti Brands, Inc..........................................................          53,404            93,457
   United-Guardian, Inc.........................................................          40,096           643,541
  #Universal Corp...............................................................          56,931         2,555,063
 #*USANA Health Sciences, Inc...................................................         155,615         5,412,290
   Village Super Market, Inc. Class A...........................................          69,464         2,205,482
  #WD-40 Co.....................................................................         165,082         7,220,687
 #*Winn-Dixie Stores, Inc.......................................................         413,584         3,908,369
                                                                                                   ---------------
Total Consumer Staples..........................................................                       171,176,152
                                                                                                   ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (3.5%)
 #*Abraxas Petroleum Corp.......................................................         486,100   $     1,822,875
   Adams Resources & Energy, Inc................................................          38,954         1,485,316
   Alon USA Energy, Inc.........................................................         108,086         1,044,111
 #*Approach Resources, Inc......................................................         175,138         6,152,598
  *Barnwell Industries, Inc.....................................................          68,834           196,177
  *Basic Energy Services, Inc...................................................         220,586         3,972,754
  *BioFuel Energy Corp..........................................................          83,578            50,974
   Bolt Technology Corp.........................................................          76,583           918,230
 #*BPZ Resources, Inc...........................................................         541,468         1,765,186
  *Cal Dive International, Inc..................................................         124,610           375,076
  *Callon Petroleum Co..........................................................         252,813         1,516,878
  *Carrizo Oil & Gas, Inc.......................................................          40,219           976,920
 #*Cheniere Energy, Inc.........................................................          39,020           499,066
 #*Clayton Williams Energy, Inc.................................................         110,880         9,024,523
 #*Clean Energy Fuels Corp......................................................         368,956         5,519,582
  *Comstock Resources, Inc......................................................           9,820           118,233
  *Contango Oil & Gas Co........................................................          67,414         4,198,544
  *CREDO Petroleum Corp.........................................................          19,021           194,965
  *Crimson Exploration, Inc.....................................................          60,887           179,617
  *Crosstex Energy, Inc.........................................................         460,604         5,785,186
  *Dawson Geophysical Co........................................................          67,573         2,404,923
   Delek US Holdings, Inc.......................................................         209,506         2,637,681
   DHT Holdings, Inc............................................................         197,642           209,501
  *Double Eagle Petroleum Co....................................................          59,847           396,786
 #*Endeavour International Corp.................................................          82,452           872,342
  *Energy Partners, Ltd.........................................................         143,774         2,297,509
  *ENGlobal Corp................................................................         238,498           500,846
  *Evolution Petroleum Corp.....................................................          32,695           292,947
  *FieldPoint Petroleum Corp....................................................          47,214           228,988
 #*FX Energy, Inc...............................................................         245,618         1,355,811
  *Gasco Energy, Inc............................................................           3,713               759
 #*Geokinetics, Inc.............................................................          53,305           125,267
 #*GeoMet, Inc..................................................................          37,900            27,326
  *GeoPetro Resources Co........................................................             123                30
 #*GeoResources, Inc............................................................         159,030         4,867,908
 #*GMX Resources, Inc...........................................................         248,324           218,525
 #*Green Plains Renewable Energy, Inc...........................................         177,065         2,009,688
  *GreenHunter Energy, Inc......................................................           1,454             1,687
  #Gulf Island Fabrication, Inc.................................................         111,597         3,386,969
  *Gulfmark Offshore, Inc. Class A..............................................          63,257         2,892,110
 #*Harvest Natural Resources, Inc...............................................         296,613         2,040,697
  *Hercules Offshore, Inc.......................................................         861,082         3,866,258
  *HKN, Inc.....................................................................          45,302           113,708
  *Hornbeck Offshore Services, Inc..............................................         146,771         4,797,944
 #*Houston American Energy Corp.................................................         130,763         1,614,923
 #*ION Geophysical Corp.........................................................          49,844           370,341
 #*James River Coal Co..........................................................         157,928           993,367
 #*Lucas Energy, Inc............................................................          76,308           180,850
  *Matrix Service Co............................................................         208,057         2,421,783
  *Mexco Energy Corp............................................................           7,388            52,307
  *Mitcham Industries, Inc......................................................          76,656         1,683,366
  *Natural Gas Services Group, Inc..............................................          58,464           806,219
  *Newpark Resources, Inc.......................................................         798,676         6,501,223
 #*OYO Geospace Corp............................................................          39,551         3,480,884
 #*Pacific Ethanol, Inc.........................................................             457               475
  #Panhandle Oil & Gas, Inc. Class A............................................          55,388         1,591,851
 #*Parker Drilling Co...........................................................         792,512         5,151,328
   Penn Virginia Corp...........................................................          13,966            64,663
 #*Petroleum Development Corp...................................................         160,552         4,997,984
 #*PetroQuest Energy, Inc.......................................................         414,022         2,658,021
  *PHI, Inc. Non-Voting.........................................................         114,859         3,027,683

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *PHI, Inc. Voting.............................................................           9,745   $       233,977
  *Pioneer Drilling Co..........................................................         283,454         2,528,410
  *PostRock Energy Corp.........................................................          24,812            84,857
  *Pyramid Oil Co...............................................................          21,269            83,587
  *Rentech, Inc.................................................................          10,420            18,339
  *REX American Resources Corp..................................................         150,635         3,871,320
 #*Rex Energy Corp..............................................................         261,989         2,478,416
 #*Royale Energy, Inc...........................................................          45,629           212,175
  *SemGroup Corp. Class A.......................................................             599            15,856
 #*Syntroleum Corp..............................................................         445,746           454,661
 #*Tesco Corp...................................................................          38,378           532,687
  *Tetra Technologies, Inc......................................................         422,523         3,946,365
  *TGC Industries, Inc..........................................................          84,085           686,134
 #*Toreador Resources Corp......................................................          59,162           274,512
 #*Triangle Petroleum Corp......................................................          63,345           433,280
  *Tri-Valley Corp..............................................................          69,236            15,232
  *Union Drilling, Inc..........................................................         136,545           877,984
 #*Uranium Energy Corp..........................................................         171,675           618,030
 #*USEC, Inc....................................................................         548,039         1,046,754
  *VAALCO Energy, Inc...........................................................         495,364         3,081,164
  *Venoco, Inc..................................................................          20,319           215,585
 #*Verenium Corp................................................................           2,570             6,888
 #*Voyager Oil & Gas, Inc.......................................................          73,707           194,586
  *Warren Resources, Inc........................................................         361,292         1,286,200
 #*Westmoreland Coal Co.........................................................          22,186           268,451
  *Willbros Group, Inc..........................................................         195,359           832,229
 #*Zion Oil & Gas, Inc..........................................................           5,765            13,432
                                                                                                   ---------------
Total Energy....................................................................                       141,251,400
                                                                                                   ---------------
Financials -- (13.2%)
  *1st Constitution Bancorp.....................................................          15,531           113,373
   1st Source Corp..............................................................         195,160         4,886,806
  *1st United Bancorp, Inc......................................................          27,581           158,867
  *21st Century Holding Co......................................................          74,334           237,869
   Access National Corp.........................................................          59,259           547,553
   Advance America Cash Advance Centers, Inc....................................         440,116         3,463,713
  *Affirmative Insurance Holdings, Inc..........................................          41,899            47,765
   Alliance Bancorp, Inc. of Pennsylvania.......................................          13,199           147,829
  #Alliance Financial Corp......................................................          32,610         1,015,475
  *Altisource Portfolio Solutions SA............................................         103,898         5,557,504
   Ameriana Bancorp.............................................................          20,650            86,111
  #American Equity Investment Life Holding Co...................................         479,397         5,527,447
  *American Independence Corp...................................................          18,018            81,081
   American National Bankshares, Inc............................................          54,265         1,120,572
  *American River Bankshares....................................................          17,421           102,784
  *American Safety Insurance Holdings, Ltd......................................          46,560         1,012,680
  *American Spectrum Realty, Inc................................................          12,442            76,269
  *Ameris Bancorp...............................................................         126,036         1,351,106
  *AMERISAFE, Inc...............................................................         129,813         3,190,804
  *AmeriServe Financial, Inc....................................................         189,054           431,043
  #AmTrust Financial Services, Inc..............................................          72,056         1,868,412
  *Anchor Bancorp Wisconsin, Inc................................................          10,919             3,385
  *Ante5, Inc...................................................................          73,707            53,806
   Argo Group International Holdings, Ltd.......................................          29,856           860,151
  #Arrow Financial Corp.........................................................         116,076         3,046,995
  #Artio Global Investors, Inc..................................................          28,430           127,651
   ASB Financial Corp...........................................................           4,400            52,800
 #*Asset Acceptance Capital Corp................................................         288,037         1,336,492
   Asta Funding, Inc............................................................          17,692           132,336
   Atlantic American Corp.......................................................           1,291             2,621
  *Atlantic Coast Financial Corp................................................             738             1,779

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Auburn National Bancorporation, Inc..........................................          10,919   $       213,357
  *Avatar Holdings, Inc.........................................................          80,007           781,668
  #Baldwin & Lyons, Inc. Class A................................................           3,548            83,023
   Baldwin & Lyons, Inc. Class B................................................          91,616         2,010,055
   BancFirst Corp...............................................................         120,781         4,850,565
   Bancorp of New Jersey, Inc...................................................           1,049             9,861
  *Bancorp, Inc.................................................................         132,601         1,063,460
  #BancorpSouth, Inc............................................................          10,021           112,536
 #*BancTrust Financial Group, Inc...............................................          32,799            41,983
  #Bank Mutual Corp.............................................................         160,097           641,989
   Bank of Commerce Holdings....................................................          19,404            76,452
  #Bank of Kentucky Financial Corp..............................................          17,406           411,826
  #Bank of the Ozarks, Inc......................................................         312,184         8,738,030
 #*BankAtlantic Bancorp, Inc. Class A...........................................          44,292           139,520
   BankFinancial Corp...........................................................         212,076         1,174,901
   Banner Corp..................................................................          50,775           997,221
   Bar Harbor Bankshares........................................................          27,028           815,975
  *BBCN Bancorp, Inc............................................................         352,018         3,562,422
  #BCB Bancorp, Inc.............................................................          54,608           562,462
  *BCSB Bancorp, Inc............................................................          10,495           130,768
   Beacon Federal Bancorp, Inc..................................................           7,538           107,115
  *Beneficial Mutual Bancorp, Inc...............................................          60,693           537,133
  *Berkshire Bancorp, Inc.......................................................          10,471            76,962
   Berkshire Hills Bancorp, Inc.................................................         130,762         2,957,836
  *BFC Financial Corp. Class A..................................................          75,991            25,837
  *BNCCORP, Inc.................................................................          12,585            50,340
 #*BofI Holding, Inc............................................................          49,703           830,537
  #Boston Private Financial Holdings, Inc.......................................         582,065         4,796,216
  #Bridge Bancorp, Inc..........................................................          29,336           565,305
  *Bridge Capital Holdings......................................................          24,411           264,127
  #Brookline Bancorp, Inc.......................................................         631,106         5,850,353
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.................................          37,150                --
  *Brunswick Bancorp............................................................             120               730
  #Bryn Mawr Bank Corp..........................................................         101,046         2,032,035
   C&F Financial Corp...........................................................           5,383           153,469
   Calamos Asset Management, Inc. Class A.......................................         106,802         1,333,957
   California First National Bancorp............................................          81,133         1,292,449
  *Camco Financial Corp.........................................................          26,162            36,888
   Camden National Corp.........................................................          77,363         2,661,287
 #*Cape Bancorp, Inc............................................................           4,774            40,436
  *Capital Bank Corp............................................................          18,602            44,273
  #Capital City Bank Group, Inc.................................................         150,073         1,313,139
   Capital Properties, Inc. Class A.............................................           5,522            41,470
  .Capital Properties, Inc. Class B.............................................           5,522                --
   Capital Southwest Corp.......................................................          12,644         1,122,029
   Cardinal Financial Corp......................................................         231,494         2,595,048
  *Carolina Bank Holdings, Inc..................................................           4,335            12,788
  *Carrollton Bancorp...........................................................           1,890             5,954
  #Center Bancorp, Inc..........................................................         144,104         1,376,193
   Centerstate Banks, Inc.......................................................          37,585           264,974
   Central Bancorp, Inc.........................................................          10,265           180,253
  *Central Pacific Financial Corp...............................................          23,702           323,058
  #Century Bancorp, Inc. Class A................................................          18,900           536,382
   CFS Bancorp, Inc.............................................................         101,373           454,151
  #Charter Financial Corp.......................................................             750             7,335
   Chemical Financial Corp......................................................         235,414         5,327,419
  *Chicopee Bancorp, Inc........................................................          26,112           375,360
  *Citizens Community Bancorp, Inc..............................................           4,432            25,484
  *Citizens First Bancorp, Inc..................................................          12,120               135
  *Citizens First Corp..........................................................           1,442            10,354
   Citizens Holding Co..........................................................           9,264           171,384

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Citizens Republic Bancorp, Inc...............................................          98,966   $     1,271,713
   Citizens South Banking Corp..................................................          61,448           239,647
 #*Citizens, Inc................................................................         387,783         3,998,043
  #City Holding Co..............................................................         162,791         5,785,592
   CKX Lands, Inc...............................................................          14,943           167,362
  #Clifton Savings Bancorp, Inc.................................................          54,189           554,895
  #CNB Financial Corp...........................................................          51,711           853,749
  #CoBiz Financial, Inc.........................................................         169,867         1,015,805
   Codorus Valley Bancorp, Inc..................................................           9,888           100,363
  *Colonial Financial Services, Inc.............................................           7,612            94,617
 #*Colony Bankcorp, Inc.........................................................          37,943           106,240
   Columbia Banking System, Inc.................................................         229,408         4,817,568
   Commercial National Financial Corp...........................................           9,242           237,982
  *Commonwealth Bankshares, Inc.................................................          16,421                 3
  #Community Bank System, Inc...................................................         232,135         6,351,214
   Community Trust Bancorp, Inc.................................................         139,259         4,290,570
  *Community West Bancshares....................................................          12,713            22,883
 #*CompuCredit Holdings Corp....................................................         221,446           895,749
  #Consolidated-Tokoma Land Co..................................................          53,151         1,520,119
  *Consumer Portfolio Services, Inc.............................................           3,677             3,677
  *Cowen Group, Inc. Class A....................................................         193,455           522,329
   Crawford & Co. Class A.......................................................         284,141         1,108,150
  #Crawford & Co. Class B.......................................................         146,420           831,666
  #CVB Financial Corp...........................................................         261,658         2,755,259
 #*DFC Global Corp..............................................................         284,035         5,595,490
  #Diamond Hill Investment Group, Inc...........................................             710            54,251
   Dime Community Bancshares, Inc...............................................         344,890         4,752,584
   Donegal Group, Inc. Class A..................................................         169,997         2,594,154
   Donegal Group, Inc. Class B..................................................          34,951           580,711
  *Doral Financial Corp.........................................................          14,200            18,460
  #Duff & Phelps Corp. Class A..................................................         113,400         1,738,422
   Eagle Bancorp Montana, Inc...................................................             578             5,708
   Eastern Insurance Holdings, Inc..............................................          23,105           327,398
  *Eastern Virginia Bankshares, Inc.............................................           6,591            17,203
   ECB Bancorp, Inc.............................................................           4,170            42,326
  #Edelman Financial Group, Inc.................................................         124,700           890,358
 #*eHealth, Inc.................................................................         126,250         2,042,725
  #EMC Insurance Group, Inc.....................................................         116,309         2,625,094
   Employers Holdings, Inc......................................................         213,255         3,830,060
  *Encore Bancshares, Inc.......................................................          22,092           296,254
  *Encore Capital Group, Inc....................................................         207,755         4,882,243
  #Enterprise Bancorp, Inc......................................................          32,606           528,869
   Enterprise Financial Services Corp...........................................          56,173           695,983
  #Epoch Holding Corp...........................................................         103,578         2,466,192
   ESB Financial Corp...........................................................         134,362         1,879,724
   ESSA Bancorp, Inc............................................................          63,266           637,089
   Evans Bancorp, Inc...........................................................          11,267           144,218
  #Evercore Partners, Inc. Class A..............................................           7,237           204,011
   F.N.B. Corp..................................................................         107,336         1,257,978
  *Farmers Capital Bank Corp....................................................          23,827           111,987
  #FBL Financial Group, Inc. Class A............................................         289,468        10,056,118
   Federal Agricultural Mortgage Corp. Class A..................................           4,200            54,768
   Federal Agricultural Mortgage Corp. Class C..................................          79,431         1,540,961
   Fidelity Bancorp, Inc........................................................           6,155            67,890
  #Fidelity Southern Corp.......................................................          84,249           562,781
   Financial Institutions, Inc..................................................          66,289         1,132,879
  *First Acceptance Corp........................................................          45,747            52,609
   First Advantage Bancorp......................................................           9,868           126,508
  #First Bancorp................................................................         143,484         1,670,154
   First Bancorp of Indiana, Inc................................................           1,400            14,350
  #First Bancorp, Inc...........................................................          74,352         1,188,888

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*First BanCorp................................................................           6,132   $        22,688
  *First Bancshares, Inc........................................................           5,228            30,584
   First Bancshares, Inc. (The).................................................           4,544            35,739
  *First Bank of Delaware.......................................................          50,014            92,526
  #First Busey Corp.............................................................         409,344         2,050,813
   First Business Financial Services, Inc.......................................           6,208           103,115
  *First California Financial Group, Inc........................................           8,487            37,343
  *First Cash Financial Services, Inc...........................................         256,629        10,329,317
   First Commonwealth Financial Corp............................................         442,235         2,449,982
   First Community Bancshares, Inc..............................................         109,870         1,401,941
   First Defiance Financial Corp................................................          68,992         1,067,996
 #*First Federal Bancshares of Arkansas, Inc....................................          43,008           236,974
  *First Federal of Northern Michigan Bancorp, Inc..............................          13,700            43,498
   First Financial Bancorp......................................................          75,140         1,305,933
  #First Financial Bankshares, Inc..............................................          21,493           732,481
   First Financial Corp.........................................................         122,228         4,280,425
   First Financial Holdings, Inc................................................         107,821         1,046,942
  *First Financial Northwest, Inc...............................................          42,743           278,257
  *First Financial Service Corp.................................................          18,814            47,599
   First Interstate Bancsystem, Inc.............................................          63,344           871,613
  *First Investors Financial Services Group, Inc................................          43,200           408,024
   First M&F Corp...............................................................          21,987            71,458
 #*First Marblehead Corp. (The).................................................          49,478            62,342
   First Merchants Corp.........................................................         171,164         1,685,965
   First Midwest Bancorp, Inc...................................................         129,466         1,408,590
   First Pactrust Bancorp, Inc..................................................          23,385           283,426
  *First Place Financial Corp...................................................         156,747            90,913
  *First Regional Bancorp.......................................................           2,345                 1
  *First South Bancorp, Inc.....................................................          59,381           209,021
 #*First United Corp............................................................          31,308           108,952
   First West Virginia Bancorp, Inc.............................................           1,081            16,880
   Firstbank Corp...............................................................          35,127           227,623
  *FirstCity Financial Corp.....................................................          90,800           734,572
  *Flagstar Bancorp, Inc........................................................          29,880            20,617
   Flagstone Reinsurance Holdings SA............................................          46,262           403,867
   Flushing Financial Corp......................................................         202,782         2,658,472
 #*FNB United Corp..............................................................             216             2,957
  *Forestar Group, Inc..........................................................         171,220         2,725,822
   Fox Chase Bancorp, Inc.......................................................          59,589           753,205
 #*FXCM, Inc. Class A...........................................................          14,285           150,278
  #German American Bancorp, Inc.................................................          62,778         1,263,093
  *GFI Group, Inc...............................................................         475,374         2,200,982
  #Glacier Bancorp, Inc.........................................................         216,847         3,029,353
  *Gleacher & Co., Inc..........................................................         193,688           323,459
  *Global Indemnity P.L.C.......................................................          55,313         1,111,238
   Gouverneur Bancorp, Inc......................................................           4,366            36,674
  #Great Southern Bancorp, Inc..................................................          80,847         1,964,582
  *Greene Bancshares, Inc.......................................................          99,241           126,036
  *Greenlight Capital Re, Ltd. Class A..........................................         126,484         3,246,844
  *Grubb & Ellis Co.............................................................           2,288               172
  *Guaranty Bancorp.............................................................         220,959           329,229
  *Guaranty Federal Bancshares, Inc.............................................          17,335           129,666
  *Hallmark Financial Services, Inc.............................................         104,959           726,316
   Hampden Bancorp, Inc.........................................................           3,433            41,780
 #*Hampton Roads Bankshares, Inc................................................           2,939             8,729
  *Hanmi Financial Corp.........................................................           1,525            12,566
   Harleysville Group, Inc......................................................           9,290           525,071
   Harleysville Savings Financial Corp..........................................          10,759           159,986
  *Harris & Harris Group, Inc...................................................         148,958           658,394
   Hawthorn Bancshares, Inc.....................................................           5,508            35,912
  #Heartland Financial USA, Inc.................................................         134,420         2,217,930

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Heritage Commerce Corp.......................................................          87,374   $       433,375
  #Heritage Financial Corp......................................................          67,905           952,707
   Heritage Financial Group, Inc................................................          14,733           169,282
   HF Financial Corp............................................................          34,791           394,878
  *HFF, Inc.....................................................................         141,652         1,998,710
  *Hilltop Holdings, Inc........................................................         321,607         2,775,468
   Hingham Institution for Savings..............................................          14,511           747,316
 #*HMN Financial, Inc...........................................................          37,346            84,028
  *Home Bancorp, Inc............................................................             175             2,793
  #Home Bancshares, Inc.........................................................         158,906         4,141,090
   Home Federal Bancorp, Inc....................................................          62,740           646,849
   Homeowners Choice, Inc.......................................................          19,108           183,437
   HopFed Bancorp, Inc..........................................................          18,198           141,944
   Horace Mann Educators Corp...................................................         424,387         6,637,413
   Horizon Bancorp..............................................................          16,890           304,020
 #*Horizon Financial Corp.......................................................         117,723             1,177
   Hudson Valley Holding Corp...................................................          14,998           329,206
  *ICG Group, Inc...............................................................         347,444         3,116,573
   Independence Holding Co......................................................          62,917           598,341
  #Independent Bank Corp. (453836108)...........................................         153,900         4,269,186
 #*Independent Bank Corp. (453838609)...........................................          34,130            58,021
   Indiana Community Bancorp....................................................          27,278           567,382
   Infinity Property & Casualty Corp............................................         144,597         8,427,113
   Interactive Brokers Group, Inc. Class A......................................         292,911         4,428,814
  *InterGroup Corp. (The).......................................................           6,500           122,200
  *Internet Patents Corp........................................................          12,966           105,543
  *Intervest Bancshares Corp. Class A...........................................           5,218            15,132
 #*INTL FCStone, Inc............................................................          88,418         2,270,574
 #*Investment Technology Group, Inc.............................................         185,198         2,100,145
  *Investors Capital Holdings, Ltd..............................................           4,238            16,698
   Investors Title Co...........................................................          21,301           857,578
  *Jacksonville Bancorp, Inc....................................................           5,187            16,598
  *Jefferson Bancshares, Inc....................................................           6,356            17,479
   JMP Group, Inc...............................................................          76,153           562,009
   Kaiser Federal Financial Group, Inc..........................................          20,145           266,518
   Kearny Financial Corp........................................................          25,088           231,562
  #Kennedy-Wilson Holdings, Inc.................................................         291,318         3,912,401
   Kentucky First Federal Bancorp...............................................          38,012           347,810
  #Lake Shore Bancorp, Inc......................................................           3,047            29,404
   Lakeland Bancorp, Inc........................................................         120,631         1,202,691
  #Lakeland Financial Corp......................................................          94,243         2,388,118
   Landmark Bancorp, Inc........................................................          12,802           236,709
   Life Partners Holdings, Inc..................................................         108,784           503,670
   LNB Bancorp, Inc.............................................................          58,795           318,081
  *Louisiana Bancorp, Inc.......................................................           1,237            19,606
  *LSB Financial Corp...........................................................           2,914            48,664
  *Macatawa Bank Corp...........................................................         202,023           531,320
  *Magyar Bancorp, Inc..........................................................          15,818            47,454
   Maiden Holdings, Ltd.........................................................         135,890         1,266,495
   MainSource Financial Group, Inc..............................................         135,170         1,269,246
  *Malvern Federal Bancorp, Inc.................................................           6,050            46,131
   MarketAxess Holdings, Inc....................................................         157,864         4,901,677
   Marlin Business Services Corp................................................          58,401           835,718
  *Maui Land & Pineapple Co., Inc...............................................          50,770           206,634
   Mayflower Bancorp, Inc.......................................................           3,884            29,324
 #*Mays (J.W.), Inc.............................................................           2,700            41,850
   MB Financial, Inc............................................................          63,824         1,158,406
  *MBT Financial Corp...........................................................           1,363             1,704
   MCG Capital Corp.............................................................         595,336         2,786,172
   Meadowbrook Insurance Group, Inc.............................................         461,345         4,599,610
   Medallion Financial Corp.....................................................         159,347         1,767,158

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*Mercantile Bank Corp.........................................................           4,484   $        51,162
   Merchants Bancshares, Inc....................................................          62,187         1,769,220
  *Meridian Interstate Bancorp, Inc.............................................          49,385           638,054
   Meta Financial Group, Inc....................................................          25,650           460,674
  *Metro Bancorp, Inc...........................................................         126,758         1,386,733
  *MetroCorp Bancshares, Inc....................................................          65,815           466,628
  *MGIC Investment Corp.........................................................         160,415           607,973
   MicroFinancial, Inc..........................................................          73,376           480,613
   Mid Penn Bancorp, Inc........................................................           7,759            62,693
   MidSouth Bancorp, Inc........................................................          51,871           676,917
   MidWestOne Financial Group, Inc..............................................           4,564            74,758
   MSB Financial Corp...........................................................           2,696            12,860
   MutualFirst Financial, Inc...................................................          39,230           353,070
 #*National Financial Partners Corp.............................................         252,969         3,895,723
  #National Interstate Corp.....................................................          56,185         1,466,990
  #National Penn Bancshares, Inc................................................         141,103         1,226,185
   National Security Group, Inc.................................................          12,602           125,894
   National Western Life Insurance Co. Class A..................................          11,094         1,602,639
   Naugatuck Valley Financial Corp..............................................           7,309            52,150
  *Navigators Group, Inc. (The).................................................          76,285         3,644,897
   NBT Bancorp, Inc.............................................................         166,287         3,741,458
  #Nelnet, Inc. Class A.........................................................          18,874           465,244
 #*Netspend Holdings, Inc.......................................................          15,111           131,919
  *New Century Bancorp, Inc.....................................................           9,127            20,992
   New England Bancshares, Inc..................................................           5,185            51,928
   New Hampshire Thrift Bancshares, Inc.........................................          21,740           265,228
  *NewBridge Bancorp............................................................          37,243           147,110
  *Newport Bancorp, Inc.........................................................          11,702           148,381
  *NewStar Financial, Inc.......................................................         184,553         1,793,855
  #Nicholas Financial, Inc......................................................          25,364           327,703
   North Central Bancshares, Inc................................................          17,500           323,575
  *North Valley Bancorp.........................................................             523             5,240
   Northeast Bancorp............................................................           3,920            49,882
   Northeast Community Bancorp, Inc.............................................          24,952           171,171
  #Northfield Bancorp, Inc......................................................         125,995         1,852,126
   Northrim Bancorp, Inc........................................................          44,423           892,458
   Northway Financial, Inc......................................................           1,025             9,866
   Norwood Financial Corp.......................................................           8,340           225,764
   Ocean Shore Holding Co.......................................................          20,561           215,685
   OceanFirst Financial Corp....................................................         113,619         1,539,537
   Ohio Valley Banc Corp........................................................          16,910           315,963
  #Old National Bancorp.........................................................         108,670         1,279,046
 #*Old Second Bancorp, Inc......................................................         120,505           147,016
  *OmniAmerican Bancorp, Inc....................................................           4,693            77,200
   Oppenheimer Holdings, Inc. Class A...........................................          11,007           191,962
   Oriental Financial Group, Inc................................................         168,524         1,927,915
   Oritani Financial Corp.......................................................         330,658         4,288,634
   Osage Bancshares, Inc........................................................           9,097            70,092
 #*Pacific Capital Bancorp......................................................          20,098           560,734
   Pacific Continental Corp.....................................................          88,866           787,353
  *Pacific Mercantile Bancorp...................................................           2,647             9,794
  *Pacific Premier Bancorp, Inc.................................................          34,616           261,697
   PacWest Bancorp..............................................................         265,783         5,653,204
  #Park National Corp...........................................................          19,815         1,371,792
  *Park Sterling Corp...........................................................          87,261           382,203
 #*Patriot National Bancorp.....................................................          15,644            28,941
   Peapack-Gladstone Financial Corp.............................................          85,161           975,093
   Penns Woods Bancorp, Inc.....................................................          36,321         1,437,948
 #*Penson Worldwide, Inc........................................................          50,885            73,783
   Peoples Bancorp..............................................................           3,331            55,045
   Peoples Bancorp of North Carolina............................................          15,956            98,449

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Peoples Bancorp, Inc.........................................................          95,501   $     1,495,546
 #*PHH Corp.....................................................................          61,667           714,721
  *Phoenix Cos., Inc. (The).....................................................         968,100         1,994,286
  *PICO Holdings, Inc...........................................................         171,878         3,793,347
   Pinnacle Bancshares, Inc.....................................................           2,000            20,840
 #*Pinnacle Financial Partners, Inc.............................................         256,635         4,321,733
  *Piper Jaffray Cos., Inc......................................................           4,037            89,823
   Porter Bancorp, Inc..........................................................          27,503            60,782
  *Preferred Bank...............................................................           4,337            36,908
  *Premier Financial Bancorp, Inc...............................................          27,910           160,482
   Presidential Life Corp.......................................................         239,371         2,668,987
  *Primus Guaranty, Ltd.........................................................          23,720           130,460
  *Princeton National Bancorp, Inc..............................................          17,628            25,561
  *Providence Community Bancshares, Inc.........................................              24                 3
   Provident Financial Holdings, Inc............................................          60,540           569,681
   Provident Financial Services, Inc............................................          51,539           713,300
   Provident New York Bancorp...................................................         401,514         3,316,506
   Prudential Bancorp, Inc. of Pennsylvania.....................................          26,515           145,302
  *PSB Holdings, Inc............................................................           1,113             5,142
  #Pulaski Financial Corp.......................................................          85,066           617,579
   Pzena Investment Management, Inc. Class A....................................          19,034            87,747
   QC Holdings, Inc.............................................................         171,344           568,862
  #QCR Holdings, Inc............................................................             100               918
 .*Rainier Pacific Financial Group, Inc.........................................          51,047                --
  #Renasant Corp................................................................         146,434         2,310,729
   Republic Bancorp, Inc. Class A...............................................         199,397         5,066,678
  *Republic First Bancorp, Inc..................................................          74,245           129,929
   Resource America, Inc. Class A...............................................         171,132           953,205
  *Riverview Bancorp, Inc.......................................................          96,249           198,273
   Rockville Financial, Inc.....................................................         117,841         1,282,110
  *Rodman & Renshaw Capital Group, Inc..........................................         101,523            87,310
  #Roma Financial Corp..........................................................          84,537           872,422
  *Royal Bancshares of Pennsylvania, Inc. Class A...............................          26,270            34,414
  *Rurban Financial Corp........................................................           2,810             8,823
  #S&T Bancorp, Inc.............................................................         208,302         4,522,236
  #S.Y. Bancorp, Inc............................................................         130,785         2,868,115
 #*Safeguard Scientifics, Inc...................................................         197,266         3,136,529
  #Safety Insurance Group, Inc..................................................          74,270         3,112,656
   Salisbury Bancorp, Inc.......................................................           7,752           183,722
   Sandy Spring Bancorp, Inc....................................................         103,897         1,897,159
  *Savannah Bancorp, Inc. (The).................................................          13,286            66,297
   SCBT Financial Corp..........................................................          78,168         2,417,736
   SeaBright Holdings, Inc......................................................         166,442         1,334,865
  *Seacoast Banking Corp. of Florida............................................         114,505           188,933
  *Security National Financial Corp. Class A....................................           5,886             9,300
   Selective Insurance Group, Inc...............................................           9,796           176,132
   Shore Bancshares, Inc........................................................          36,541           199,514
   SI Financial Group, Inc......................................................           7,776            80,715
  *Siebert Financial Corp.......................................................          13,141            19,777
   Sierra Bancorp...............................................................          89,338           815,656
  #Simmons First National Corp. Class A.........................................         137,837         3,797,409
   Somerset Hills Bancorp.......................................................           2,136            16,736
   South Street Financial Corp..................................................           2,945            14,725
  *Southcoast Financial Corp....................................................           2,918             4,377
  *Southern Community Financial Corp............................................          45,616            55,652
  *Southern Connecticut Bancorp, Inc............................................          15,438            29,795
  *Southern First Bancshares, Inc...............................................          24,906           183,059
   Southern Missouri Bancorp, Inc...............................................           6,231           141,599
  *Southern National Bancorp of Virginia, Inc...................................           1,014             6,338
  #Southside Bancshares, Inc....................................................         101,729         2,177,001
  *Southwest Bancorp, Inc.......................................................         132,666         1,107,761

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Southwest Georgia Financial Corp.............................................          12,047   $       108,423
   State Auto Financial Corp....................................................          34,137           427,395
   StellarOne Corp..............................................................         113,538         1,394,247
  #Sterling Bancorp.............................................................         272,969         2,606,854
  #Stewart Information Services Corp............................................         154,678         2,111,355
  *Stratus Properties, Inc......................................................          70,975           645,872
 #*Suffolk Bancorp..............................................................          96,990         1,179,398
   Summit State Bank............................................................           1,118             6,317
  *Sun Bancorp, Inc.............................................................         237,652           693,944
  *Superior Bancorp.............................................................           3,626                73
  #Susquehanna Bancshares, Inc..................................................          85,794           784,157
  *Sussex Bancorp...............................................................           5,926            29,926
   SWS Group, Inc...............................................................         265,182         1,949,088
 #*Taylor Capital Group, Inc....................................................         162,028         2,004,286
   Teche Holding Co.............................................................          16,949           608,469
  *Tejon Ranch Co...............................................................         219,496         6,255,636
   Territorial Bancorp, Inc.....................................................          28,741           594,364
 #*Texas Capital Bancshares, Inc................................................         174,898         5,547,765
   TF Financial Corp............................................................          21,681           490,966
   Thomas Properties Group, Inc.................................................         276,889           888,814
  *TIB Financial Corp...........................................................             557             5,720
  *TierOne Corp.................................................................         163,324               327
  *Timberland Bancorp, Inc......................................................          70,526           282,104
  #Tompkins Financial Corp......................................................          88,947         3,597,017
   Tower Bancorp, Inc...........................................................           9,035           278,188
  *Tower Financial Corp.........................................................           8,021            82,376
  #Tower Group, Inc.............................................................          39,516           853,150
  #TowneBank....................................................................          92,762         1,224,458
  *Tree.com, Inc................................................................          25,504           149,708
 .*Trenwick Group, Ltd..........................................................          12,662                --
  #TriCo Bancshares.............................................................         150,056         2,241,837
  #Trustco Bank Corp............................................................         530,464         2,965,294
 .*UCBH Holdings, Inc...........................................................         196,446               982
  *Unico American Corp..........................................................         113,900         1,311,558
   Union Bankshares, Inc........................................................          14,617           280,062
   Union First Market Bankshares Corp...........................................         126,025         1,731,584
  *United Bancshares, Inc.......................................................           6,297            47,165
  #United Community Bancorp.....................................................           1,450             8,127
 #*United Community Banks, Inc..................................................          48,182           365,701
  *United Community Financial Corp..............................................         271,344           336,467
   United Financial Bancorp, Inc................................................          83,654         1,350,176
   United Fire & Casualty Co....................................................         193,049         3,789,552
 #*United Security Bancshares...................................................         101,832           245,416
  *Unity Bancorp, Inc...........................................................          32,785           203,267
   Universal Insurance Holdings, Inc............................................         188,928           757,601
   Univest Corp. of Pennsylvania................................................          99,448         1,473,819
  #Valley National Bancorp......................................................          71,220           848,942
   ViewPoint Financial Group....................................................         189,900         2,580,741
  *Virginia Commerce Bancorp, Inc...............................................          99,579           882,270
  *Virtus Investment Partners, Inc..............................................          52,693         4,182,243
   VIST Financial Corp..........................................................          14,344           168,112
   VSB Bancorp, Inc.............................................................           2,848            28,978
  *Walker & Dunlop, Inc.........................................................           1,786            21,218
   Washington Banking Co........................................................          85,213         1,128,220
   Washington Trust Bancorp, Inc................................................         132,101         3,261,574
  *Waterstone Financial, Inc....................................................          29,050            71,172
   Wayne Savings Bancshares, Inc................................................           3,361            27,207
   WesBanco, Inc................................................................         243,744         4,865,130
   West Bancorporation, Inc.....................................................          88,132           856,643
  *West Coast Bancorp...........................................................          83,780         1,338,804
 #*Western Alliance Bancorp.....................................................         420,822         3,362,368

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Westfield Financial, Inc.....................................................         137,035   $     1,094,910
   Westwood Holdings Group, Inc.................................................          68,070         2,715,993
   White River Capital, Inc.....................................................           8,541           178,080
 #*Wilshire Bancorp, Inc........................................................         293,182         1,026,137
 #*World Acceptance Corp........................................................         156,911         9,998,369
  *WSB Holdings, Inc............................................................          45,558           133,029
   WSFS Financial Corp..........................................................          15,077           586,646
   WVS Financial Corp...........................................................          12,479           108,630
  *Yadkin Valley Financial Corp.................................................          25,845            53,499
  *ZipRealty, Inc...............................................................         202,492           220,716
                                                                                                   ---------------
Total Financials................................................................                       530,341,574
                                                                                                   ---------------
Health Care -- (10.7%)
  *Abaxis, Inc..................................................................          92,294         2,499,322
 #*ABIOMED, Inc.................................................................         230,545         4,267,388
 #*Acadia Healthcare Co., Inc...................................................           8,509           104,150
  *Acadia Pharmaceuticals, Inc..................................................           4,078             6,199
 #*Accelr8 Technology Corp......................................................          35,412            45,327
 #*Access Pharmaceuticals, Inc..................................................          15,200            20,824
 #*Accuray, Inc.................................................................         332,083         1,876,269
 #*Achillion Pharmaceuticals, Inc...............................................          64,000           709,760
  *Adcare Health Systems, Inc...................................................          14,002            66,930
  *Addus HomeCare Corp..........................................................           1,451             5,289
  *ADVENTRX Pharmaceuticals, Inc................................................          72,538            49,942
  *Affymax, Inc.................................................................         207,059         1,654,401
  *Affymetrix, Inc..............................................................         490,692         2,360,229
 #*Air Methods Corp.............................................................         115,182         9,709,843
 #*Akorn, Inc...................................................................         756,663         8,671,358
  *Albany Molecular Research, Inc...............................................         318,199           973,689
  *Alexza Pharmaceuticals, Inc..................................................         154,400           115,800
 #*Alliance HealthCare Services, Inc............................................         473,085           539,317
  *Allied Healthcare Products, Inc..............................................          21,868            75,882
 #*Allos Therapeutics, Inc......................................................         651,602         1,009,983
  *Almost Family, Inc...........................................................          41,352           779,072
 #*Alnylam Pharmaceuticals, Inc.................................................          65,757           760,151
  *Alphatec Holdings, Inc.......................................................         249,814           439,673
  *AMAG Pharmaceuticals, Inc....................................................         117,140         1,923,439
 #*Amedisys, Inc................................................................         111,980         1,175,790
  *American Caresource Holding, Inc.............................................           6,054             2,625
  *American Dental Partners, Inc................................................         101,310         1,921,851
  *American Learning Corp.......................................................           2,200             2,948
  *American Shared Hospital Services............................................          35,563            97,798
 #*Amicus Therapeutics, Inc.....................................................           5,562            36,153
  *AMN Healthcare Services, Inc.................................................         272,334         1,386,180
  *Amsurg Corp..................................................................         295,558         7,610,619
  #Analogic Corp................................................................         126,116         7,154,561
  *Angeion Corp.................................................................           1,294             6,858
  *AngioDynamics, Inc...........................................................         185,183         2,399,972
  *Anika Therapeutics, Inc......................................................         112,977         1,039,388
 #*ARCA Biopharma, Inc..........................................................          31,479            31,318
  *Arena Pharmaceuticals, Inc...................................................         245,247           434,087
 #*Ariad Pharmaceuticals, Inc...................................................         788,909        11,636,408
 #*Arqule, Inc..................................................................         285,643         2,256,580
  *Array BioPharma, Inc.........................................................         474,540         1,304,985
   Arrhythmia Research Technology, Inc..........................................          26,575            97,265
  *ArthroCare Corp..............................................................         164,437         5,082,748
  #Assisted Living Concepts, Inc. Class A.......................................          94,000         1,473,920
  *Astex Pharmaceuticals, Inc...................................................         245,543           665,422
  *AtriCure, Inc................................................................          32,236           371,359
   Atrion Corp..................................................................          19,961         4,878,269
 #*AVANIR Pharmaceuticals, Inc. Class A.........................................         324,380           953,677

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*AVEO Pharmaceuticals, Inc....................................................          79,958   $     1,053,846
  *AVI BioPharma, Inc...........................................................           3,910             3,519
  *Bioanalytical Systems, Inc...................................................          30,808            40,358
  *BioClinica, Inc..............................................................         146,057           763,878
 #*BioCryst Pharmaceuticals, Inc................................................         368,706         1,286,784
  *Biodel, Inc..................................................................         157,030            97,359
 #*BioLase Technology, Inc......................................................           1,948             6,039
  *BioMimetic Therapeutics, Inc.................................................          22,015            43,370
 #*Bio-Reference Labs, Inc......................................................         194,202         3,757,809
  *BioSante Pharmaceuticals, Inc................................................         142,832            93,112
  *BioScrip, Inc................................................................         365,762         1,978,772
 #*BioSpecifics Technologies Corp...............................................          26,814           510,002
 #*Bovie Medical Corp...........................................................         158,699           480,858
 #*BSD Medical Corp.............................................................         208,291           468,655
  *Cambrex Corp.................................................................         280,334         2,203,425
   Cantel Medical Corp..........................................................         117,962         3,724,060
  *Capital Senior Living Corp...................................................         226,145         1,831,775
  *Capstone Therapeutics Corp...................................................         315,300            83,555
  *Cardica, Inc.................................................................          57,828           123,174
  *CardioNet, Inc...............................................................          15,257            48,060
 #*Cardiovascular Systems, Inc..................................................           3,057            28,002
  *Cardium Therapeutics, Inc....................................................              18                 7
  *CAS Medical Systems, Inc.....................................................             997             1,775
  *Catalyst Pharmaceutical Partners, Inc........................................          25,086            26,842
 #*Celldex Therapeutics, Inc....................................................         143,648           682,328
 #*Celsion Corp.................................................................          82,414           173,069
 #*Cerus Corp...................................................................          64,262           183,147
 #*Chindex International, Inc...................................................           4,423            40,072
 #*Cleveland Biolabs, Inc.......................................................           2,513             7,891
 #*Codexis, Inc.................................................................          49,117           273,582
 #*Columbia Laboratories, Inc...................................................          27,734            23,324
  *CombiMatrix Corp.............................................................          21,797            37,055
   Computer Programs & Systems, Inc.............................................          80,763         4,623,682
 #*Conceptus, Inc...............................................................         278,929         3,453,141
  *CONMED Corp..................................................................         265,831         7,815,431
  *Conmed Healthcare Management, Inc............................................           8,269            23,567
 #*Corcept Therapeutics, Inc....................................................         199,501           684,288
 #*Cornerstone Therapeutics, Inc................................................           8,755            53,318
  *Corvel Corp..................................................................         135,738         6,607,726
  *Cross Country Healthcare, Inc................................................         246,351         1,519,986
  *CryoLife, Inc................................................................         246,829         1,318,067
 #*Cumberland Pharmaceuticals, Inc..............................................         169,380         1,031,524
 #*Curis, Inc...................................................................         164,741           815,468
  *Cutera, Inc..................................................................         112,038           872,776
  *Cyberonics, Inc..............................................................         225,257         7,320,853
  *Cyclacel Pharmaceuticals, Inc................................................          92,895            50,210
  *Cynosure, Inc. Class A.......................................................          43,397           604,520
  *Cytokinetics, Inc............................................................         207,907           218,302
 #*Cytori Therapeutics, Inc.....................................................          64,226           220,295
   Daxor Corp...................................................................          43,502           412,399
 #*DepoMed, Inc.................................................................         282,528         1,695,168
  *DGT Holdings Corp............................................................          12,563           126,133
  *Digirad Corp.................................................................         104,281           209,605
 #*Discovery Laboratories, Inc..................................................          16,454            36,199
 #*Durect Corp..................................................................         607,024           479,488
  *DUSA Pharmaceuticals, Inc....................................................          44,167           212,002
 #*Dyax Corp....................................................................         689,190         1,123,380
  *Dynacq Healthcare, Inc.......................................................          64,639            60,761
 #*Dynavax Technologies Corp....................................................           2,993            10,416
  *DynaVox, Inc. Class A........................................................           3,644            13,811
  *Emergent Biosolutions, Inc...................................................         211,093         3,582,248

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Emeritus Corp................................................................         197,837   $     3,454,234
  *Emisphere Technologies, Inc..................................................           2,065               496
  *Encision, Inc................................................................           3,700             4,070
 #*Endologix, Inc...............................................................           5,792            75,180
  #Ensign Group, Inc. (The).....................................................         125,233         3,319,927
  *EnteroMedics, Inc............................................................             633             1,443
  *Entremed, Inc................................................................           1,607             3,423
  *Enzo Biochem, Inc............................................................         277,762           708,293
 #*Enzon Pharmaceuticals, Inc...................................................         305,673         2,179,448
  *eResearch Technology, Inc....................................................         518,570         2,872,878
 #*Exact Sciences Corp..........................................................         181,881         1,698,769
 #*Exactech, Inc................................................................         100,253         1,658,185
 #*Exelixis, Inc................................................................         215,050         1,144,066
  *Five Star Quality Care, Inc..................................................         169,463           615,151
  *Furiex Pharmaceuticals, Inc..................................................          23,246           368,449
  *Galena Biopharma, Inc........................................................             319               201
  *GenMark Diagnostics, Inc.....................................................           2,106             9,688
 #*Genomic Health, Inc..........................................................          90,339         2,506,907
 #*Gentiva Health Services, Inc.................................................         137,024           994,794
 #*Geron Corp...................................................................         337,014           667,288
  *Greatbatch, Inc..............................................................         240,304         5,627,920
  *GTx, Inc.....................................................................         174,454         1,020,556
 #*Halozyme Therapeutics, Inc...................................................         114,839         1,212,700
 #*Hanger Orthopedic Group, Inc.................................................         308,862         6,050,607
 #*Hansen Medical, Inc..........................................................          26,688            83,533
  *Harvard Bioscience, Inc......................................................         312,031         1,266,846
  *HealthStream, Inc............................................................         176,219         3,274,149
  *Healthways, Inc..............................................................         131,852           996,801
  *Helicos BioSciences Corp.....................................................         121,945            13,536
  *Hemispherx Biopharma, Inc....................................................          93,100            40,964
  *Hi-Tech Pharmacal Co., Inc...................................................         109,346         4,262,307
  *Hooper Holmes, Inc...........................................................         672,769           487,623
 #*iBio, Inc....................................................................         116,875            99,344
  *iCAD, Inc....................................................................          37,500            20,070
 #*ICU Medical, Inc.............................................................         135,004         6,273,636
 #*Idenix Pharmaceuticals, Inc..................................................         145,295         1,945,500
  *Idera Pharmaceuticals, Inc...................................................         288,928           306,264
 #*ImmunoGen, Inc...............................................................          22,852           322,670
 #*Immunomedics, Inc............................................................         232,007           816,665
 #*Infinity Pharmaceuticals, Inc................................................         143,095           870,018
 #*Inhibitex, Inc...............................................................          12,200           311,466
  *Inovio Pharmaceuticals, Inc..................................................          10,400             6,947
  *IntegraMed America, Inc......................................................          71,370           645,898
   Invacare Corp................................................................         248,109         4,237,702
 #*IPC The Hospitalist Co.......................................................          83,646         2,818,034
  *Iridex Corp..................................................................          18,339            71,522
  *IRIS International, Inc......................................................         173,728         1,700,797
  *IsoRay, Inc..................................................................              20                13
  *ISTA Pharmaceuticals, Inc....................................................         145,725         1,174,544
  *IVAX Diagnostics, Inc........................................................             119                60
  *Jazz Pharmaceuticals P.L.C...................................................         177,949         8,274,629
 #*Kensey Nash Corp.............................................................         116,629         2,706,959
 #*Keryx Biopharmaceuticals, Inc................................................          45,500           154,245
   Kewaunee Scientific Corp.....................................................          25,060           233,058
  *Kindred Healthcare, Inc......................................................         255,764         3,138,224
 #*K-V Pharmaceutical Co. Class A...............................................         148,316           305,531
  *K-V Pharmaceutical Co. Class B...............................................             168               358
   Landauer, Inc................................................................          89,070         5,060,957
  *Lannet Co., Inc..............................................................          74,031           376,077
 #*LCA-Vision, Inc..............................................................         171,633           871,896
   LeMaitre Vascular, Inc.......................................................         170,177           985,325

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Lexicon Pharmaceuticals, Inc.................................................          27,284   $        39,562
 #*LHC Group, Inc...............................................................         122,778         1,819,570
  *Ligand Pharmaceuticals, Inc. Class B.........................................          40,215           500,677
  *Luminex Corp.................................................................          86,462         1,703,301
  *Luna Innovations, Inc........................................................          17,526            31,021
 #*MannKind Corp................................................................          20,974            56,630
  *MAP Pharmaceuticals, Inc.....................................................           9,542           135,019
 #*Marina Biotech, Inc..........................................................             188               150
  *Maxygen, Inc.................................................................         355,981         1,989,934
  *MedAssets, Inc...............................................................          17,565           185,486
  *MedCath Corp.................................................................          92,602           671,364
  *Medical Action Industries, Inc...............................................         158,571           840,426
  *Medicines Co. (The)..........................................................         271,950         5,471,634
 #*MediciNova, Inc..............................................................          21,225            40,115
  *Medidata Solutions, Inc......................................................          61,651         1,288,506
  *Medtox Scientific, Inc.......................................................          77,329         1,314,593
 #*Merge Healthcare, Inc........................................................         177,471           972,541
  #Meridian Bioscience, Inc.....................................................          36,321           633,438
  *Merit Medical Systems, Inc...................................................         442,923         6,249,644
  *Metropolitan Health Networks, Inc............................................         420,550         3,372,811
 #*Micromet, Inc................................................................          84,313           921,541
  *Misonix, Inc.................................................................          62,750           116,715
  *Molina Healthcare, Inc.......................................................         174,483         5,340,925
 #*Momenta Pharmaceuticals, Inc.................................................         171,271         2,687,242
 #*MWI Veterinary Supply, Inc...................................................          58,678         4,606,810
  *Myrexis, Inc.................................................................          21,592            61,321
  *Nabi Biopharmaceuticals......................................................         458,770           848,724
 #*Nanosphere, Inc..............................................................         128,835           240,921
  #National Healthcare Corp.....................................................         103,689         4,596,533
   National Research Corp.......................................................          67,439         2,655,073
  *Natus Medical, Inc...........................................................         258,066         2,918,726
 #*Navidea Biopharmaceuticals, Inc..............................................           7,406            19,996
  *Neogen Corp..................................................................         160,653         5,232,468
 #*Neurocrine Biosciences, Inc..................................................         270,597         2,516,552
  *NeurogesX, Inc...............................................................          50,666            51,679
 #*Novavax, Inc.................................................................         419,927           634,090
  *NPS Pharmaceuticals, Inc.....................................................           8,789            67,500
  *NuVasive, Inc................................................................         119,779         1,856,574
 #*NxStage Medical, Inc.........................................................           2,250            40,365
  *Obagi Medical Products, Inc..................................................          92,703           950,206
  *Oculus Innovative Sciences, Inc..............................................             219               223
  *Omnicell, Inc................................................................         244,989         3,792,430
 #*OncoGenex Pharmaceutical, Inc................................................          16,093           223,693
 #*Oncothyreon, Inc.............................................................           2,256            15,363
  *Opexa Therapeutics, Inc......................................................          18,635            18,449
 #*Opko Health, Inc.............................................................          21,441           112,780
 #*Optimer Pharmaceuticals, Inc.................................................           4,149            53,813
  *OraSure Technologies, Inc....................................................         239,886         2,669,931
  *Orexigen Therapeutics, Inc...................................................         125,357           343,478
  *Orthofix International N.V...................................................          72,723         2,919,828
 #*Osiris Therapeutics, Inc.....................................................          46,422           270,640
 #*Pain Therapeutics, Inc.......................................................         408,891         1,811,387
  *Palomar Medical Technologies, Inc............................................          83,570           756,308
  *PDI, Inc.....................................................................         131,394           842,236
  #PDL BioPharma, Inc...........................................................         884,400         5,651,316
  *Pernix Therapeutics Holdings, Inc............................................          38,507           387,380
 #*PharmAthene, Inc.............................................................          12,300            19,680
 #*PharMerica Corp..............................................................         280,658         3,522,258
 #*PhotoMedex, Inc..............................................................           3,132            41,530
  *Poniard Pharmaceuticals, Inc.................................................           1,625             1,625
 #*Pozen, Inc...................................................................         238,878         1,017,620

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Progenics Pharmaceuticals, Inc...............................................         283,740   $     2,735,254
  *ProPhase Labs, Inc...........................................................          56,585            67,902
  *Providence Service Corp......................................................         116,135         1,752,477
  *pSivida Corp.................................................................          40,950            49,140
   Psychemedics Corp............................................................           1,558            15,144
 #*Questcor Pharmaceuticals, Inc................................................         357,716        12,673,878
 #*Quidel Corp..................................................................         258,583         3,697,737
  *RadNet, Inc..................................................................          85,160           213,752
 #*Raptor Pharmaceutical Corp...................................................             859             6,150
  *Repligen Corp................................................................         331,745         1,330,297
 #*Repros Therapeutics, Inc.....................................................          10,473            49,223
  *Retractable Technologies, Inc................................................             272               441
  *Rigel Pharmaceuticals, Inc...................................................         414,163         4,046,373
  *Rochester Medical Corp.......................................................         101,268           754,447
 #*Rockwell Medical Technologies, Inc...........................................          26,702           289,183
  *RTI Biologics, Inc...........................................................         349,906         1,207,176
 #*Sangamo BioSciences, Inc.....................................................         283,035           976,471
  *Santarus, Inc................................................................         256,351         1,256,120
  *SciClone Pharmaceuticals, Inc................................................         456,419         2,186,247
  *Senesco Technologies, Inc....................................................             185                46
  *SeraCare Life Sciences, Inc..................................................         127,485           415,601
 #*Skilled Healthcare Group, Inc. Class A.......................................         108,786           667,946
  *Solta Medical, Inc...........................................................          61,999           185,997
  *Somaxon Pharmaceuticals, Inc.................................................             798               447
 #*SonoSite, Inc................................................................         152,000         8,194,320
   Span-American Medical System, Inc............................................          32,884           499,179
  *Spectranetics Corp...........................................................         226,101         1,883,421
 #*Spectrum Pharmaceuticals, Inc................................................         398,392         5,605,375
  *SRI/Surgical Express, Inc....................................................          47,068           189,684
 #*Staar Surgical Co............................................................         244,000         2,657,160
  *StemCells, Inc...............................................................          14,488            14,633
  *Stereotaxis, Inc.............................................................         155,719           109,626
  *Strategic Diagnostics, Inc...................................................           4,062             7,515
  *Sucampo Pharmaceuticals, Inc. Class A........................................          99,642           442,410
 #*Sun Healthcare Group, Inc....................................................         139,719           634,324
  *SunLink Health Systems, Inc..................................................          34,329            45,658
 #*Sunrise Senior Living, Inc...................................................         313,159         2,226,560
  *SurModics, Inc...............................................................         178,665         2,576,349
  *Symmetry Medical, Inc........................................................         275,481         2,068,862
 #*Synageva BioPharma Corp......................................................           5,736           203,800
  *Synovis Life Technologies, Inc...............................................         118,002         3,300,516
 #*Synta Pharmaceuticals Corp...................................................          95,908           444,054
  *Targacept, Inc...............................................................          29,848           181,476
  *Telik, Inc...................................................................         140,820            26,052
  *Theragenics Corp.............................................................         278,526           467,924
 #*Threshold Pharmaceuticals, Inc...............................................          17,876            23,418
  *TranS1, Inc..................................................................          73,057           213,326
 #*Transcend Services, Inc......................................................          59,828         1,484,931
 #*Transcept Pharmaceuticals, Inc...............................................         115,896           929,486
  *Triple-S Management Corp. Class B............................................          97,027         2,069,586
   U.S. Physical Therapy, Inc...................................................         118,305         2,413,422
  *Universal American Corp......................................................         107,214         1,178,282
 #*Urologix, Inc................................................................         123,100           130,486
 #*Uroplasty, Inc...............................................................          12,179            41,530
   Utah Medical Products, Inc...................................................          48,415         1,399,678
  *Vascular Solutions, Inc......................................................         159,912         1,779,821
 #*Vical, Inc...................................................................         159,324           559,227
  *Vision-Sciences, Inc.........................................................          23,250            41,618
 #*Wright Medical Group, Inc....................................................         242,886         4,116,918
  *XenoPort, Inc................................................................          25,571           107,142
   Young Innovations, Inc.......................................................          72,296         2,207,920

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Zalicus, Inc.................................................................          51,163   $        54,744
  *Zoll Medical Corp............................................................         162,617        11,152,274
                                                                                                   ---------------
Total Health Care...............................................................                       430,716,634
                                                                                                   ---------------
Industrials -- (15.5%)
 #*3D Systems Corp..............................................................         319,111         6,101,402
  *A.T. Cross Co. Class A.......................................................          80,115           794,741
  #AAON, Inc....................................................................         274,696         5,562,594
   AAR Corp.....................................................................         181,958         3,855,690
  *Acacia Research - Acacia Technologies........................................         198,101         8,153,837
  *ACCO Brands Corp.............................................................         339,018         3,600,371
  #Aceto Corp...................................................................         226,997         1,666,158
  *Active Power, Inc............................................................         333,059           286,764
 #*Advisory Board Co. (The).....................................................          71,955         5,488,727
 #*Aegion Corp..................................................................         152,822         2,608,672
  *AeroCentury Corp.............................................................           9,017            87,014
  *Aerosonic Corp...............................................................           7,719            26,090
 #*Aerovironment, Inc...........................................................         130,454         3,635,753
  *Air Transport Services Group, Inc............................................         319,660         1,921,157
   Aircastle, Ltd...............................................................         224,541         3,166,028
   Alamo Group, Inc.............................................................          91,265         2,655,812
  #Albany International Corp. Class A...........................................         175,764         4,221,851
 #*Allegiant Travel Co..........................................................          47,989         2,637,955
 .*Allied Defense Group, Inc....................................................          51,940           163,611
   Allied Motion Technologies, Inc..............................................          35,796           213,344
  *Altra Holdings, Inc..........................................................         155,475         2,983,565
 #*Ameresco, Inc. Class A.......................................................          62,077           813,829
  *American Railcar Industries, Inc.............................................         147,969         3,861,991
  *American Reprographics Co....................................................         190,319         1,143,817
  #American Science & Engineering, Inc..........................................          87,246         6,238,089
   American Woodmark Corp.......................................................         129,485         1,841,277
   Ampco-Pittsburgh Corp........................................................          85,568         1,835,434
  *AMREP Corp...................................................................          55,375           332,250
   Apogee Enterprises, Inc......................................................         252,406         3,470,583
 #*Applied Energetics, Inc......................................................          11,903               774
  #Argan, Inc...................................................................          25,151           364,690
   Arkansas Best Corp...........................................................         158,211         2,866,783
  *Arotech Corp.................................................................          99,723           122,659
   Art's-Way Manufacturing Co., Inc.............................................             200             1,772
 #*Ascent Solar Technologies, Inc...............................................          78,540            58,120
  *Astec Industries, Inc........................................................         180,676         6,110,462
  *Astronics Corp...............................................................          78,226         2,605,708
 #*Astronics Corp. Class B......................................................          26,727           891,345
  *Astrotech Corp...............................................................           6,182             4,327
  *Avalon Holding Corp. Class A.................................................          20,575            74,276
   AZZ, Inc.....................................................................         116,390         5,713,585
  #Badger Meter, Inc............................................................         153,301         4,927,094
  *Baldwin Technology Co., Inc. Class A.........................................           2,160             1,944
   Barrett Business Services, Inc...............................................          86,327         1,661,795
  *Beacon Roofing Supply, Inc...................................................         249,092         5,694,243
  *Blount International, Inc....................................................         342,772         5,628,316
  *BlueLinx Holdings, Inc.......................................................         135,808           243,096
  *BNS Holding, Inc. Class A....................................................           1,324           415,074
  *Breeze-Eastern Corp..........................................................          98,241           843,399
   Briggs & Stratton Corp.......................................................         185,566         2,896,685
  *Broadwind Energy, Inc........................................................           8,900             6,052
 #*Builders FirstSource, Inc....................................................         172,199           435,663
  *CAI International, Inc.......................................................          93,063         1,621,157
 #*Capstone Turbine Corp........................................................           7,331             8,724
   Cascade Corp.................................................................         107,605         6,114,116
  *Casella Waste Systems, Inc. Class A..........................................         205,442         1,411,387

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*CBIZ, Inc....................................................................         620,672   $     3,891,613
   CDI Corp.....................................................................          81,549         1,220,789
  #CECO Environmental Corp......................................................         111,900           718,398
   Celadon Group, Inc...........................................................         198,009         2,960,235
 #*Cenveo, Inc..................................................................         129,047           432,307
  *Ceradyne, Inc................................................................         128,197         4,242,039
  *Champion Industries, Inc.....................................................          53,936            43,634
  *Chart Industries, Inc........................................................          17,934         1,000,000
   Chase Corp...................................................................          76,372         1,015,748
   Chicago Rivet & Machine Co...................................................          18,400           340,400
   CIRCOR International, Inc....................................................         112,013         4,246,413
  *Coleman Cable, Inc...........................................................          30,691           329,314
 #*Colfax Corp..................................................................         234,484         7,118,934
  *Columbus McKinnon Corp.......................................................         173,761         2,771,488
  #Comfort Systems USA, Inc.....................................................         330,310         3,950,508
  *Command Security Corp........................................................          70,192           113,711
  *Commercial Vehicle Group, Inc................................................         166,616         2,084,366
  *Competitive Technologies, Inc................................................          99,675           119,610
   CompX International, Inc.....................................................          18,270           277,521
  *Conrad Industries, Inc.......................................................          18,700           279,939
  *Consolidated Graphics, Inc...................................................          83,282         4,229,893
   Courier Corp.................................................................         120,220         1,487,121
  *Covenant Transportation Group, Inc. Class A..................................          91,000           300,300
  *CPI Aerostructures, Inc......................................................          48,020           674,201
  *CRA International, Inc.......................................................         101,190         2,186,716
  *Digital Power Corp...........................................................           3,700             6,808
   Douglas Dynamics, Inc........................................................          63,213           860,329
  *Ducommun, Inc................................................................          99,023         1,430,882
  *DXP Enterprises, Inc.........................................................          80,830         2,726,396
  *Dycom Industries, Inc........................................................         219,944         4,700,203
   Dynamic Materials Corp.......................................................          71,051         1,570,227
 #*Eagle Bulk Shipping, Inc.....................................................         303,400           430,828
   Eastern Co. (The)............................................................          56,509         1,138,656
   Ecology & Environment, Inc. Class A..........................................          20,292           346,182
   Empire Resources, Inc........................................................             774             2,098
  #Encore Wire Corp.............................................................         218,125         5,954,812
  *Ener1, Inc...................................................................         122,593             1,949
 #*Energy Conversion Devices, Inc...............................................         129,030           130,320
  *Energy Focus, Inc............................................................             838               168
 #*Energy Recovery, Inc.........................................................          99,345           245,382
  *EnergySolutions, Inc.........................................................         201,751           718,234
 #*EnerNOC, Inc.................................................................          22,498           205,857
  #Ennis, Inc...................................................................         225,900         3,736,386
 #*EnPro Industries, Inc........................................................         162,708         5,745,219
  *Environmental Tectonics Corp.................................................          60,400           108,720
   ESCO Technologies, Inc.......................................................          82,504         2,480,895
   Espey Manufacturing & Electronics Corp.......................................          35,587           848,750
 #*Excel Maritime Carriers, Ltd.................................................         299,086           439,656
  *Exponent, Inc................................................................         137,132         6,698,898
  *Federal Signal Corp..........................................................         477,225         2,018,662
  *Flanders Corp................................................................         254,700           784,476
  *Flow International Corp......................................................         283,672         1,069,443
  *Fortune Industries, Inc......................................................              25                13
  #Forward Air Corp.............................................................         187,420         6,559,700
  *Franklin Covey Co............................................................         170,796         1,503,005
   Franklin Electric Co., Inc...................................................          87,072         4,358,824
  *Freightcar America, Inc......................................................          60,664         1,317,015
  *Frozen Food Express Industries...............................................         161,875           218,531
  *Fuel Tech, Inc...............................................................         118,179           712,619
  *FuelCell Energy, Inc.........................................................         208,549           204,378
  *Furmanite Corp...............................................................         332,038         2,560,013

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   G & K Services, Inc. Class A.................................................         148,917   $     4,893,413
 #*Genco Shipping & Trading, Ltd................................................         150,715         1,055,005
  *Gencor Industries, Inc.......................................................           6,536            46,863
 #*GenCorp, Inc.................................................................         271,235         1,489,080
  *GeoEye, Inc..................................................................         145,938         3,197,502
  *Gibraltar Industries, Inc....................................................         276,610         4,334,479
  *Global Power Equipment Group, Inc............................................          35,501           910,601
  #Gorman-Rupp Co. (The)........................................................         205,925         6,461,926
  *GP Strategies Corp...........................................................         153,325         2,253,878
   Graham Corp..................................................................          68,020         1,484,196
   Granite Construction, Inc....................................................          35,419           943,208
   Great Lakes Dredge & Dock Corp...............................................         321,142         2,055,309
  *Greenbrier Cos., Inc.........................................................         166,442         3,703,334
   Griffon Corp.................................................................         487,028         4,855,669
  *H&E Equipment Services, Inc..................................................         148,905         2,529,896
   Hardinge, Inc................................................................          97,119         1,032,375
  *Hawaiian Holdings, Inc.......................................................         497,382         3,461,779
  #Healthcare Services Group, Inc...............................................         211,701         3,956,692
   Heidrick & Struggles International, Inc......................................         160,368         3,524,889
 #*Heritage-Crystal Clean, Inc..................................................          13,327           274,270
  *Hill International, Inc......................................................         315,824         1,879,153
 #*Hoku Corp....................................................................          44,161            30,029
  *Horizon Lines, Inc. Class A..................................................          12,140            30,957
   Houston Wire & Cable Co......................................................         146,291         2,087,573
  *Hudson Highland Group, Inc...................................................         127,417           681,681
  *Hudson Technologies, Inc.....................................................          20,484            52,029
  *Hurco Cos., Inc..............................................................          54,870         1,293,286
 #*Huron Consulting Group, Inc..................................................         149,027         5,585,532
  *Huttig Building Products, Inc................................................         161,870           109,262
  *ICF International, Inc.......................................................          95,994         2,720,470
 #*InnerWorkings, Inc...........................................................         250,522         2,763,258
  *Innotrac Corp................................................................         156,400           190,026
  *Innovative Solutions & Support, Inc..........................................         139,210           542,919
   Insperity, Inc...............................................................         157,137         4,402,979
  #Insteel Industries, Inc......................................................          89,143         1,141,030
  *Integrated Electrical Services, Inc..........................................         118,179           287,175
  *Intelligent Systems Corp.....................................................          42,582            65,150
   Interface, Inc. Class A......................................................         238,340         3,167,539
  *Interline Brands, Inc........................................................         254,443         4,328,075
   International Shipholding Corp...............................................          58,508         1,331,057
   Intersections, Inc...........................................................         159,980         1,964,554
   John Bean Technologies Corp..................................................         165,443         2,714,920
  *JPS Industries, Inc..........................................................          24,500           174,195
  *Kadant, Inc..................................................................          98,109         2,380,124
   Kaman Corp...................................................................         236,632         7,375,819
  #Kaydon Corp..................................................................             900            30,708
   Kelly Services, Inc. Class A.................................................         252,238         4,076,166
   Kelly Services, Inc. Class B.................................................             618            10,178
  *Key Technology, Inc..........................................................          49,705           618,827
 #*Kforce, Inc..................................................................         392,320         4,880,461
   Kimball International, Inc. Class B..........................................         239,689         1,459,706
   Knoll, Inc...................................................................         267,246         4,265,246
  *Korn/Ferry International.....................................................         281,975         4,632,849
 #*Kratos Defense & Security Solutions, Inc.....................................         186,873         1,268,868
   L.B. Foster Co. Class A......................................................         103,703         3,095,535
   L.S. Starrett Co. Class A....................................................          51,344           745,001
   Lawson Products, Inc.........................................................          82,104         1,378,526
  *Layne Christensen Co.........................................................         143,622         3,336,339
  #Lindsay Corp.................................................................          79,624         4,867,415
  *LMI Aerospace, Inc...........................................................          94,303         1,866,256
   LSI Industries, Inc..........................................................         202,766         1,441,666

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Lydall, Inc..................................................................         140,704   $     1,325,432
  *Magnetek, Inc................................................................          30,711           422,890
  *Manitex International, Inc...................................................           6,450            37,990
   Marten Transport, Ltd........................................................         205,308         4,485,980
 #*McEwen Mining, Inc...........................................................         352,745         2,045,921
   McGrath Rentcorp.............................................................         238,324         7,588,236
 #*Metalico, Inc................................................................         363,245         1,322,212
   Met-Pro Corp.................................................................         188,147         1,973,662
  *MFRI, Inc....................................................................          57,134           421,649
  *Michael Baker Corp...........................................................          84,494         2,069,258
  *Microvision, Inc.............................................................         228,618            89,161
   Miller Industries, Inc.......................................................          67,116         1,094,662
  *Mistras Group, Inc...........................................................         167,663         3,775,771
 #*Mobile Mini, Inc.............................................................         224,753         4,674,862
  *Mueller (Paul) Co............................................................          10,813           181,118
  *Mueller Water Products, Inc. Class A.........................................         958,314         2,625,780
   Multi-Color Corp.............................................................         105,413         2,415,012
  *MYR Group, Inc...............................................................         117,458         2,346,811
   NACCO Industries, Inc. Class A...............................................          28,688         2,931,914
  *National Patent Development Corp.............................................         109,400           207,860
  #National Presto Industries, Inc..............................................          39,872         3,896,292
  *National Technical Systems, Inc..............................................          86,036           446,527
  *Navigant Consulting, Inc.....................................................         182,833         2,342,091
 #*NN, Inc......................................................................         161,652         1,262,502
  *Northwest Pipe Co............................................................          88,868         2,027,079
 #*Ocean Power Technologies, Inc................................................          31,384            90,072
 #*Odyssey Marine Exploration, Inc..............................................         448,045         1,536,794
  *Omega Flex, Inc..............................................................         100,620         1,610,926
  *On Assignment, Inc...........................................................         222,804         2,497,633
  *Orbit International Corp.....................................................          14,582            55,266
  *Orbital Sciences Corp........................................................         248,288         3,597,693
  *Orion Energy Systems, Inc....................................................          26,146            82,098
 #*Orion Marine Group, Inc......................................................          77,520           561,245
 #*P.A.M. Transportation Services, Inc..........................................          86,903           929,862
 #*Pacer International, Inc.....................................................         184,509         1,114,434
  *Park-Ohio Holdings Corp......................................................          99,596         1,980,964
  *Patrick Industries, Inc......................................................          63,054           360,669
 #*Patriot Transportation Holding, Inc..........................................          92,577         1,902,457
  *PGT, Inc.....................................................................          36,578            49,015
  *Pike Electric Corp...........................................................         154,205         1,227,472
  *Pinnacle Airlines Corp.......................................................         182,789           257,732
 #*Plug Power, Inc..............................................................          65,190           126,469
 #*PMFG, Inc....................................................................         107,190         2,360,324
 #*Polypore International, Inc..................................................          68,416         2,605,281
  *Powell Industries, Inc.......................................................         110,153         3,812,395
 #*PowerSecure International, Inc...............................................         174,708         1,105,902
   Preformed Line Products Co...................................................          51,643         3,337,171
   Primoris Services Corp.......................................................         119,782         1,905,732
   Providence & Worcester Railroad Co...........................................          18,747           219,996
  *Quality Distribution, Inc....................................................         189,734         2,329,934
  #Quanex Building Products Corp................................................         184,504         3,031,401
  *RailAmerica, Inc.............................................................         114,315         1,707,866
  #Raven Industries, Inc........................................................         178,996        11,615,050
 #*RBC Bearings, Inc............................................................         132,528         6,000,868
  *RCM Technologies, Inc........................................................         114,406           622,369
  *Real Goods Solar, Inc. Class A...............................................           1,796             2,604
 #*Republic Airways Holdings, Inc...............................................         209,361         1,153,579
   Resources Connection, Inc....................................................         112,403         1,396,045
  *Roadrunner Transportation Systems, Inc.......................................          47,869           719,950
  *RSC Holdings, Inc............................................................          43,267           916,828
  *Rush Enterprises, Inc. Class A...............................................         235,533         5,419,614

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Rush Enterprises, Inc. Class B...............................................         115,888   $     2,213,461
  *Saia, Inc....................................................................         113,052         1,702,563
  *SatCon Technology Corp.......................................................         315,637           164,636
   Schawk, Inc..................................................................         244,011         3,279,508
  *School Specialty, Inc........................................................         188,169           605,904
  *Schuff International, Inc....................................................          53,200           577,486
   SeaCube Container Leasing, Ltd...............................................           7,892           121,852
   Servotronics, Inc............................................................          24,804           223,236
   SIFCO Industries, Inc........................................................          45,830         1,006,885
  #SkyWest, Inc.................................................................         307,222         3,932,442
  *SL Industries, Inc...........................................................          54,267           974,093
   SmartPros, Ltd...............................................................          38,973            72,100
  *Sparton Corp.................................................................          47,251           404,469
  *Standard Parking Corp........................................................         169,280         2,992,870
  #Standard Register Co.........................................................         248,943           500,375
   Standex International Corp...................................................         111,400         4,466,026
  *Sterling Construction Co., Inc...............................................          90,544         1,087,433
  #Sun Hydraulics Corp..........................................................         228,837         6,428,031
   Superior Uniform Group, Inc..................................................          55,873           695,619
  *Supreme Industries, Inc. Class A.............................................         101,505           298,425
  *SYKES Enterprises, Inc.......................................................         276,022         4,838,666
  *Sypris Solutions, Inc........................................................         167,114           685,167
  #TAL International Group, Inc.................................................         210,541         7,013,121
 #*Taser International, Inc.....................................................         349,772         1,664,915
  *Team, Inc....................................................................         155,314         4,533,616
 #*Tecumseh Products Co. Class A................................................         122,247           613,680
  *Tecumseh Products Co. Class B................................................          10,870            52,883
  *Tel-Instrument Electronics Corp..............................................          19,940           124,226
  #Tennant Co...................................................................         160,314         6,168,883
  #Titan International, Inc.....................................................         319,702         7,717,606
 #*Titan Machinery, Inc.........................................................         123,156         3,046,879
  *Transcat, Inc................................................................          42,500           497,675
  *TRC Cos., Inc................................................................         198,230         1,231,008
   Tredegar Corp................................................................         334,848         8,257,352
 #*Trex Co., Inc................................................................         133,633         3,316,771
  *TriMas Corp..................................................................         285,793         6,193,134
  *TrueBlue, Inc................................................................         270,234         4,461,563
  *Tufco Technologies, Inc......................................................           6,498            21,118
  *Tutor Perini Corp............................................................          11,397           173,120
  #Twin Disc, Inc...............................................................          91,904         2,842,591
   U.S. Home Systems, Inc.......................................................          43,872           398,796
  *Ultralife Corp...............................................................          83,995           350,259
  #UniFirst Corp................................................................         129,866         7,841,309
  #Universal Forest Products, Inc...............................................         157,747         5,011,622
  *Universal Power Group, Inc...................................................          29,335            49,576
  *Universal Security Instruments, Inc..........................................           2,177            12,648
   Universal Truckload Services, Inc............................................          58,262         1,035,898
 #*UQM Technologies, Inc........................................................         123,866           206,856
 #*US Airways Group, Inc........................................................          54,548           460,385
   US Ecology, Inc..............................................................         174,893         3,273,997
  *USA Truck, Inc...............................................................          66,021           622,578
 #*Valence Technology, Inc......................................................          67,400            64,704
  *Versar, Inc..................................................................          37,056           112,280
   Viad Corp....................................................................         194,462         3,933,966
  #Vicor Corp...................................................................         260,489         2,326,167
   Virco Manufacturing Corp.....................................................         133,476           237,587
  *Volt Information Sciences, Inc...............................................         192,487         1,364,733
   VSE Corp.....................................................................          33,572           879,922
  *WCA Waste Corp...............................................................         140,430           909,986
  *Willdan Group, Inc...........................................................           6,636            25,217
  *Willis Lease Finance Corp....................................................          76,817         1,043,175

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *XPO Logistics, Inc...........................................................          15,775   $       180,939
                                                                                                   ---------------
Total Industrials...............................................................                        621,496,657
                                                                                                   ---------------
Information Technology -- (16.7%)
 #*Accelrys, Inc................................................................         522,207         3,911,330
 #*ACI Worldwide, Inc...........................................................         141,774         4,307,094
   Acorn Energy, Inc............................................................          43,169           279,303
  *Actuate Corp.................................................................         544,100         3,134,016
  *Acxiom Corp..................................................................           9,811           134,607
  *ADDvantage Technologies Group, Inc...........................................          84,703           187,194
  *Adept Technology, Inc........................................................         107,018           272,896
 #*Advanced Energy Industries, Inc..............................................         380,064         4,043,881
  *Advanced Photonix, Inc. Class A..............................................          65,272            45,743
  *Aehr Test Systems............................................................          42,505            31,879
  *Aetrium, Inc.................................................................           2,617             2,460
  *Agilysys, Inc................................................................         176,406         1,435,945
  *Alpha & Omega Semiconductor, Ltd.............................................           3,132            29,065
   American Software, Inc. Class A..............................................         236,134         2,118,122
 #*Amkor Technology, Inc........................................................           1,100             6,303
  *Amtech Systems, Inc..........................................................          74,328           757,402
  *Anadigics, Inc...............................................................         374,130         1,028,858
  *Analysts International Corp..................................................          38,018           254,721
  *Anaren, Inc..................................................................         130,470         2,272,787
 #*Applied Micro Circuits Corp..................................................         630,713         4,938,483
  *Astea International, Inc.....................................................          21,160            99,452
   Astro-Med, Inc...............................................................          58,216           465,728
 #*ATMI, Inc....................................................................         184,587         4,315,644
  *ATS Corp.....................................................................          15,190            48,000
  *AuthenTec, Inc...............................................................         113,032           393,351
 #*Authentidate Holding Corp....................................................          14,259            10,124
  *Autobytel, Inc...............................................................         390,292           362,972
  *Aviat Networks, Inc..........................................................         271,101           601,844
 #*Avid Technology, Inc.........................................................         174,300         1,688,967
  *Aware, Inc...................................................................         102,785           328,912
  *Axcelis Technologies, Inc....................................................         927,266         1,669,079
  *AXT, Inc.....................................................................         289,963         1,484,611
   Bel Fuse, Inc. Class A.......................................................          33,988           722,925
  #Bel Fuse, Inc. Class B.......................................................          92,806         1,879,322
  *Benchmark Electronics, Inc...................................................          16,415           282,338
  *Bitstream, Inc. Class A......................................................          81,600           464,304
  #Black Box Corp...............................................................         145,082         4,485,935
  *Blonder Tongue Laboratories, Inc.............................................          76,200           105,918
   Bogen Communications International, Inc......................................          33,103           125,791
  *Bottomline Technologies, Inc.................................................         227,763         6,227,040
  *Brightpoint, Inc.............................................................         493,956         5,789,164
 #*BroadVision, Inc.............................................................          13,376           319,686
   Brooks Automation, Inc.......................................................         442,377         4,742,281
  *BSQUARE Corp.................................................................          89,864           356,760
  *BTU International, Inc.......................................................          74,894           235,916
 #*Cabot Microelectronics Corp..................................................         230,045        11,598,869
  *CalAmp Corp..................................................................         221,484         1,009,967
 #*Calix, Inc...................................................................          94,804           717,666
 #*Callidus Software, Inc.......................................................         215,052         1,449,450
 #*Cardtronics, Inc.............................................................         207,208         5,294,164
  *Cascade Microtech, Inc.......................................................          85,308           292,606
  #Cass Information Systems, Inc................................................          46,709         1,845,006
 #*CEVA, Inc....................................................................         114,961         3,105,097
  *Checkpoint Systems, Inc......................................................         184,478         1,940,709
  *China Information Technology, Inc............................................          51,832            37,837
  *Chyron International Corp....................................................             315               463
  *CIBER, Inc...................................................................         331,137         1,440,446

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Cinedigm Digital Cinema Corp. Class A........................................           1,512   $         2,359
  *Clearfield, Inc..............................................................          78,376           436,554
 #*Cogo Group, Inc..............................................................          23,067            49,825
  *Coherent, Inc................................................................          18,541         1,036,071
   Cohu, Inc....................................................................         157,967         2,074,107
 .*Commerce One LLC.............................................................           4,800                --
   Communications Systems, Inc..................................................          79,847         1,188,922
  *Computer Task Group, Inc.....................................................         178,083         2,569,738
 #*comScore, Inc................................................................          59,432         1,316,419
   Comtech Telecommunications Corp..............................................         140,340         4,330,892
 #*Comverge, Inc................................................................          64,334            87,494
  *Concurrent Computer Corp.....................................................          19,659            75,884
  *Convio, Inc..................................................................          12,255           195,222
  *Cray, Inc....................................................................         218,130         1,627,250
   Crexendo, Inc................................................................         104,426           456,342
  *CSG Systems International, Inc...............................................         182,087         2,962,556
  *CSP, Inc.....................................................................          49,891           188,339
  *CSR P.L.C. ADR...............................................................          59,826           859,101
  #CTS Corp.....................................................................         184,539         1,856,462
 #*CVD Equipment Corp...........................................................          31,867           456,654
  *CyberOptics Corp.............................................................          56,931           496,438
   Daktronics, Inc..............................................................         228,818         2,503,269
  *Data I/O Corp................................................................          77,000           317,240
  *Datalink Corp................................................................         110,542         1,018,092
  *Dataram Corp.................................................................          83,150            67,352
  *Datawatch Corp...............................................................          18,488           167,316
   DDi Corp.....................................................................         151,078         1,466,967
 #*DealerTrack Holdings, Inc....................................................         206,650         5,647,745
  *Deltek, Inc..................................................................          96,310           992,956
  *DemandTec, Inc...............................................................          14,801           195,077
  *Dice Holdings, Inc...........................................................         317,978         3,011,252
  *Digi International, Inc......................................................         238,516         2,692,846
  *Digimarc Corp................................................................          59,741         1,578,955
 #*Diodes, Inc..................................................................          66,743         1,720,635
  *Ditech Networks, Inc.........................................................         308,589           249,957
 #*Document Security Systems, Inc...............................................          26,514            96,511
  *Dot Hill Systems Corp........................................................         552,251           833,899
  *DSP Group, Inc...............................................................         238,823         1,368,456
 #*DTS, Inc.....................................................................         171,283         4,852,447
  *Dynamics Research Corp.......................................................          82,749           931,754
   Earthlink, Inc...............................................................         492,467         3,550,687
  *Easylink Services International Corp. Class A................................          13,900            61,438
  #Ebix, Inc....................................................................         259,837         6,438,761
 #*Echelon Corp.................................................................         173,910           899,115
 #*Echo Global Logistics, Inc...................................................          30,283           507,543
  *EDGAR Online, Inc............................................................          80,827            44,051
  *Edgewater Technology, Inc....................................................          87,868           302,266
  *Elecsys Corp.................................................................          31,697           135,663
   Electro Rent Corp............................................................         237,805         4,064,087
  *Electro Scientific Industries, Inc...........................................         106,684         1,619,463
  *Electronics for Imaging, Inc.................................................         264,443         4,537,842
   Electro-Sensors, Inc.........................................................           3,450            13,593
  *eMagin Corp..................................................................          46,992           212,874
  *EMCORE Corp..................................................................         529,270           624,539
  *Emulex Corp..................................................................          19,399           202,526
  *Entegris, Inc................................................................         809,879         7,758,641
  *Entorian Technologies, Inc...................................................          37,101            66,596
 #*Entropic Communications, Inc.................................................         186,610         1,089,802
  *Envestnet, Inc...............................................................         126,442         1,455,347
   EPIQ Systems, Inc............................................................         281,762         3,434,679
  *ePlus, Inc...................................................................          55,622         1,586,339

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Euronet Worldwide, Inc.......................................................         158,133   $     2,903,322
   Evolving Systems, Inc........................................................          35,800           188,308
  *Exar Corp....................................................................         394,225         2,633,423
  *ExlService Holdings, Inc.....................................................         183,140         4,421,000
  *Extreme Networks.............................................................         516,529         1,673,554
 #*Fabrinet.....................................................................          20,123           331,426
   Fair Isaac Corp..............................................................          19,380           702,331
  *FalconStor Software, Inc.....................................................         518,507         1,291,082
  *FARO Technologies, Inc.......................................................         131,862         7,157,469
  *FormFactor, Inc..............................................................          86,750           446,762
  *Forrester Research, Inc......................................................         256,389         8,958,232
  *Frequency Electronics, Inc...................................................          74,860           637,059
 #*FSI International, Inc.......................................................         292,355         1,242,509
  *Giga-tronics, Inc............................................................          33,725            44,517
  *GigOptix, Inc................................................................          29,919            50,563
  *Global Cash Access Holdings, Inc.............................................         443,818         2,352,235
  *Globalscape, Inc.............................................................           5,930            10,970
  *Globecomm Systems, Inc.......................................................         190,845         2,723,358
 #*Glu Mobile, Inc..............................................................             500             1,680
  *GSE Systems, Inc.............................................................         117,306           205,286
  *GSI Group, Inc...............................................................          49,360           570,108
  *GSI Technology, Inc..........................................................         125,619           623,070
 #*GT Advanced Technologies, Inc................................................          51,884           447,240
  *GTSI Corp....................................................................          87,165           368,708
  *Guidance Software, Inc.......................................................          49,846           381,322
  *Hackett Group, Inc. (The)....................................................         399,420         1,547,752
  *Harmonic, Inc................................................................         799,403         4,692,496
  *Hauppauge Digital, Inc.......................................................          42,278            41,855
   Heartland Payment Systems, Inc...............................................         237,731         5,705,544
 .*Here Media, Inc..............................................................           9,920                --
 .*Here Media, Inc. Special Shares..............................................           9,920                --
 #*Hutchinson Technology, Inc...................................................         232,731           430,552
  *I.D. Systems, Inc............................................................          55,135           283,945
  *Identive Group, Inc..........................................................         194,612           443,715
  *IEC Electronics Corp.........................................................          36,102           184,842
 #*iGATE Corp...................................................................         521,424         9,500,345
 #*iGo, Inc.....................................................................         105,754            84,603
  *Ikanos Communications, Inc...................................................          64,641            56,884
 #*Imation Corp.................................................................         163,428           969,128
 #*Immersion Corp...............................................................         194,945         1,097,540
 #*Infinera Corp................................................................         631,366         4,507,953
  *InfoSpace, Inc...............................................................         308,483         3,797,426
  *Innodata Isogen, Inc.........................................................         221,003           906,112
  *Inphi Corp...................................................................           4,984            73,115
  *Insight Enterprises, Inc.....................................................         398,956         7,364,728
 #*Integrated Device Technology, Inc............................................         570,980         3,620,013
  *Integrated Silicon Solution, Inc.............................................         211,576         2,067,098
  *Intellicheck Mobilisa, Inc...................................................          25,737            21,722
  *Interactive Intelligence Group, Inc..........................................         150,502         3,884,457
  *Intermec, Inc................................................................         190,805         1,610,394
  *Internap Network Services Corp...............................................         287,941         1,932,084
  *Interphase Corp..............................................................          29,534           152,100
  *inTEST Corp..................................................................          84,141           258,313
 #*Intevac, Inc.................................................................         169,204         1,409,469
  *IntriCon Corp................................................................          53,872           377,104
  *Inuvo, Inc...................................................................             507               553
  *iPass, Inc...................................................................         374,162           572,468
 #*IPG Photonics Corp...........................................................          56,001         2,956,293
  *Iteris, Inc..................................................................          52,380            80,665
 #*Ixia.........................................................................         388,628         4,745,148
  *IXYS Corp....................................................................         313,471         4,300,822

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Kemet Corp...................................................................         222,300   $     2,042,937
  *Kenexa Corp..................................................................         130,056         3,123,945
  *Key Tronic Corp..............................................................           7,682            47,552
   Keynote Systems, Inc.........................................................         121,850         2,384,604
 #*KIT Digital, Inc.............................................................         312,447         3,383,801
 #*Kopin Corp...................................................................         670,044         2,599,771
  *Kulicke & Soffa Industries, Inc..............................................         483,181         5,223,187
  *KVH Industries, Inc..........................................................          89,190           832,143
  *Lantronix, Inc...............................................................              45               130
  *Lattice Semiconductor Corp...................................................       1,025,162         6,971,102
  *LeCroy Corp..................................................................         167,967         1,748,536
  *LGL Group, Inc. (The)........................................................          29,250           235,462
 #*LightPath Technologies, Inc. Class A.........................................           8,650            11,418
 #*Limelight Networks, Inc......................................................         537,184         1,751,220
  *Lionbridge Technologies, Inc.................................................         229,902           632,230
  *Liquidity Services, Inc......................................................         148,014         5,107,963
   Littlefuse, Inc..............................................................         122,134         6,193,415
 #*LogMeIn, Inc.................................................................         131,521         5,238,481
  *LoJack Corp..................................................................         182,226           592,234
  *LookSmart, Ltd...............................................................           2,693             3,689
  *LoopNet, Inc.................................................................         321,495         5,150,350
 #*Loral Space & Communications, Inc............................................         131,915         9,096,858
  *LTX-Credence Corp............................................................         405,955         2,707,720
  *Magma Design Automation, Inc.................................................         107,591           770,352
  *Management Network Group, Inc................................................          22,112            44,887
  *Manhattan Associates, Inc....................................................         238,948        10,487,428
   Marchex, Inc. Class B........................................................         151,527           684,902
  *Market Leader, Inc...........................................................         168,105           447,159
  *Mastech Holdings, Inc........................................................           2,629            11,673
  *Mattersight Corp.............................................................         104,008           603,246
  *Mattson Technology, Inc......................................................         189,115           429,291
 #*MaxLinear, Inc. Class A......................................................           2,950            17,612
 #*Maxwell Technologies, Inc....................................................          18,157           371,492
  *Measurement Specialties, Inc.................................................          77,058         2,504,385
  *MEMSIC, Inc..................................................................          13,904            45,327
  *Mercury Computer Systems, Inc................................................         202,627         2,713,176
   Mesa Laboratories, Inc.......................................................          31,800         1,413,510
  #Methode Electronics, Inc.....................................................         230,645         2,290,305
  #Micrel, Inc..................................................................         523,771         6,054,793
 #*Mindspeed Technologies, Inc..................................................         198,938         1,275,193
  *MIPS Technologies, Inc.......................................................         435,974         2,559,167
 #*MModal, Inc..................................................................         205,863         2,153,327
   MOCON, Inc...................................................................          63,175         1,007,641
  *ModusLink Global Solutions, Inc..............................................         200,546         1,147,123
  *MoneyGram International, Inc.................................................          41,561           771,372
 #*Monolithic Power Systems, Inc................................................         283,490         4,646,401
  *Monotype Imaging Holdings, Inc...............................................         211,895         3,307,681
  *MoSys, Inc...................................................................         147,227           615,409
  *Move, Inc....................................................................         345,150         2,485,080
   MRV Communications, Inc......................................................       1,232,392         1,192,955
   MTS Systems Corp.............................................................         170,976         7,846,089
 #*Multi-Fineline Electronix, Inc...............................................         171,347         4,259,686
  *Nanometrics, Inc.............................................................         158,171         3,202,963
  *NAPCO Security Technologies, Inc.............................................         307,597           892,031
  *NCI, Inc. Class A............................................................          49,905           365,305
 #*NetList, Inc.................................................................         105,195           340,832
  *NetScout Systems, Inc........................................................         317,575         6,561,100
  *Network Engines, Inc.........................................................         348,071           476,857
  *Network Equipment Technologies, Inc..........................................         163,037           208,687
  *Newport Corp.................................................................         202,013         3,731,180
  *Newtek Business Services, Inc................................................         243,027           291,632

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   NIC, Inc.....................................................................         571,426   $     7,148,539
  *Novatel Wireless, Inc........................................................         174,669           501,300
  *NumereX Corp. Class A........................................................          74,279           635,828
 #*Oclaro, Inc..................................................................         237,093           981,565
  *Official Payments Holdings, Inc..............................................         169,900           737,366
  *Omtool, Ltd..................................................................          30,770           107,695
  *Online Resources Corp........................................................         247,388           665,474
 #*Onvia, Inc...................................................................           6,308            19,302
  *Openwave Systems, Inc........................................................         338,417           680,218
  *Oplink Communications, Inc...................................................         110,896         2,077,082
  #OPNET Technologies, Inc......................................................         161,573         5,727,763
  *Opnext, Inc..................................................................         217,729           239,502
  *OPTi, Inc....................................................................         118,200           192,666
   Optical Cable Corp...........................................................          55,836           197,659
  *ORBCOMM, Inc.................................................................         220,650           761,242
  *OSI Systems, Inc.............................................................         150,502         8,086,472
 #*Overland Storage, Inc........................................................          40,733            89,613
  *PAR Technology Corp..........................................................         132,150           615,819
   Park Electrochemical Corp....................................................         186,835         5,674,179
  *ParkerVision, Inc............................................................         171,061           135,138
   PC Connection, Inc...........................................................         108,781         1,305,372
  *PC Mall, Inc.................................................................         117,011           732,489
   PC-Tel, Inc..................................................................         184,240         1,370,746
  *PDF Solutions, Inc...........................................................         147,418           942,001
  *Perceptron, Inc..............................................................          49,974           256,367
  *Perficient, Inc..............................................................         176,456         1,963,955
  *Performance Technologies, Inc................................................         102,658           184,784
  *Pericom Semiconductor Corp...................................................         223,814         1,790,512
  *Pervasive Software, Inc......................................................         187,100         1,077,696
  *PFSweb, Inc..................................................................          24,219            66,844
 #*Photronics, Inc..............................................................         432,867         2,969,468
  *Pixelworks, Inc..............................................................          58,234           135,103
  *Planar Systems, Inc..........................................................         162,480           383,453
  *Plexus Corp..................................................................          59,534         2,158,108
  *PLX Technology, Inc..........................................................         247,793           778,070
  #Power Integrations, Inc......................................................          35,597         1,281,136
 #*Power-One, Inc...............................................................         508,579         2,207,233
 #*Powerwave Technologies, Inc..................................................         171,797           295,491
  *Presstek, Inc................................................................         128,117            83,276
  *PRGX Global, Inc.............................................................         122,394           742,932
  *PROS Holdings, Inc...........................................................          67,718         1,098,386
   Pulse Electronics Corp.......................................................         100,037           287,106
   QAD, Inc. Class A............................................................         124,823         1,613,961
   QAD, Inc. Class B............................................................          31,205           405,665
  *Qualstar Corp................................................................          90,434           173,181
  *Quantum Corp.................................................................       1,914,756         4,825,185
 #*QuickLogic Corp..............................................................         255,504           733,296
 #*QuinStreet, Inc..............................................................          44,962           432,534
  *RadiSys Corp.................................................................         210,284         1,268,013
  *Rainmaker Systems, Inc.......................................................           1,126               935
  *Ramtron International Corp...................................................         232,136           475,879
   RealNetworks, Inc............................................................         305,261         3,116,715
  *Reis, Inc....................................................................          85,111           885,154
  *Relm Wireless Corp...........................................................          37,546            48,810
 #*Remark Media, Inc............................................................           1,102             6,392
 #*Research Frontiers, Inc......................................................           6,000            23,040
   RF Industries, Ltd...........................................................          54,002           205,208
  *RF Monolithics, Inc..........................................................          83,600            79,420
   Richardson Electronics, Ltd..................................................         131,104         1,587,669
   Rimage Corp..................................................................          86,339         1,074,057
  *Rofin-Sinar Technologies, Inc................................................         133,726         3,793,807

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Rogers Corp..................................................................         106,376   $     4,088,030
 #*Rosetta Stone, Inc...........................................................          83,186           648,851
  *Rubicon Technology, Inc......................................................         109,174         1,182,354
  *Rudolph Technologies, Inc....................................................         267,647         2,738,029
  *S1 Corp......................................................................         564,366         5,508,212
  *Saba Software, Inc...........................................................         102,378         1,017,637
  *Sanmina-SCI Corp.............................................................          80,307           881,771
 #*ScanSource, Inc..............................................................         236,107         8,870,540
  *Schmitt Industries, Inc......................................................          17,800            59,808
  *Scientific Learning Corp.....................................................         104,088           277,915
  *SeaChange International, Inc.................................................         265,323         1,905,019
  *Selectica, Inc...............................................................          26,569            98,571
  *Sevcon, Inc..................................................................          56,400           338,400
  *ShoreTel, Inc................................................................         216,996         1,421,324
  *Sigma Designs, Inc...........................................................         144,137           869,146
  *Sigmatron International, Inc.................................................          18,200            67,158
 #*Silicon Graphics International Corp..........................................         107,945         1,472,370
  *Silicon Image, Inc...........................................................         363,003         1,764,195
  *Simulations Plus, Inc........................................................         123,672           389,567
  *Smith Micro Software, Inc....................................................         157,813           287,220
  *SMTC Corp....................................................................           3,100             8,959
 #*Sonic Foundry, Inc...........................................................          24,133           179,308
 #*Sonus Networks, Inc..........................................................       1,631,610         4,209,554
  *Soundbite Communications, Inc................................................           1,608             4,486
 #*Sourcefire, Inc..............................................................         142,724         4,427,298
  *Spansion, Inc. Class A.......................................................          80,336           805,770
 #*Spark Networks, Inc..........................................................          37,363           136,375
  *Spire Corp...................................................................          86,511            89,971
  *SRS Labs, Inc................................................................          97,011           671,316
 #*Stamps.com, Inc..............................................................         153,441         4,758,205
  *Standard Microsystems Corp...................................................         211,838         5,456,947
  *StarTek, Inc.................................................................         131,000           408,720
 #*STEC, Inc....................................................................         446,325         4,222,234
  *Steel Excel, Inc.............................................................          73,655         1,933,444
 #*Stratasys, Inc...............................................................         143,263         5,264,915
 #*Stream Global Services, Inc..................................................           5,531            18,418
 #*Super Micro Computer, Inc....................................................         201,045         3,393,640
  *Supertex, Inc................................................................         127,305         2,352,596
  *Support.com, Inc.............................................................         235,849           608,490
 #*Sycamore Networks, Inc.......................................................         146,561         2,846,215
  *Symmetricom, Inc.............................................................         449,992         2,807,950
 #*Synaptics, Inc...............................................................          83,757         3,208,731
 #*Synchronoss Technologies, Inc................................................          25,838           863,506
  #Technical Communications Corp................................................           7,300            53,509
  *TechTarget, Inc..............................................................         236,100         1,640,895
  *TeleCommunication Systems, Inc. Class A......................................         359,746           841,806
 #*TeleNav, Inc.................................................................          57,241           425,301
  *TeleTech Holdings, Inc.......................................................          33,776           572,841
   Telular Corp.................................................................         112,189           937,900
   Tessco Technologies, Inc.....................................................          64,956         1,157,516
  *Tessera Technologies, Inc....................................................         167,034         3,307,273
   TheStreet, Inc...............................................................         239,307           457,076
  *THQ, Inc.....................................................................         299,346           200,532
  *TII Network Technologies, Inc................................................          57,160            95,457
  *TNS, Inc.....................................................................         209,978         3,871,994
  *Transact Technologies, Inc...................................................          90,009           693,969
  *TranSwitch Corp..............................................................          39,152           112,366
 #*Travelzoo, Inc...............................................................           5,714           147,478
  *Trident Microsystems, Inc....................................................          79,221            11,883
  *Trio-Tech International......................................................           3,392             8,005
  *TriQuint Semiconductor, Inc..................................................         180,341         1,080,243

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *TSR, Inc.....................................................................          60,552   $       251,896
  *TTM Technologies, Inc........................................................         205,356         2,519,718
 #*Tyler Technologies, Inc......................................................         364,519        12,805,552
 #*Ultimate Software Group, Inc.................................................          29,956         1,997,766
 #*Ultra Clean Holdings, Inc....................................................         106,967           786,207
  *Ultratech, Inc...............................................................         191,355         5,597,134
  *Unisys Corp..................................................................          55,897         1,172,160
   United Online, Inc...........................................................         721,582         4,098,586
  *USA Technologies, Inc........................................................           7,207             8,072
  *UTStarcom Holdings Corp......................................................         323,180           416,902
  *Vertro, Inc..................................................................             519               727
  *Viasystems Group, Inc........................................................          34,340           583,437
  *Vicon Industries, Inc........................................................          45,650           155,666
  *Video Display Corp...........................................................          85,637           523,242
 #*VirnetX Holding Corp.........................................................           4,478           103,979
 #*Virtusa Corp.................................................................         209,087         3,343,301
  *Vishay Precision Group, Inc..................................................              10               158
  *Vocus, Inc...................................................................          28,975           665,556
  *Volterra Semiconductor Corp..................................................         163,557         4,934,515
   Wayside Technology Group, Inc................................................          30,941           369,745
 #*Web.com Group, Inc...........................................................         144,837         1,853,914
  *WebMediaBrands, Inc..........................................................         267,844           214,543
  *Websense, Inc................................................................         223,534         4,224,793
  *Westell Technologies, Inc. Class A...........................................         435,126           957,277
  *Winland Electronics, Inc.....................................................          16,005            10,685
  *Wireless Ronin Technologies, Inc.............................................          25,855            24,821
  *Wireless Telecom Group, Inc..................................................         225,386           281,732
  *WPCS International, Inc......................................................          14,426            24,380
  *XO Group, Inc................................................................         192,440         1,585,706
  *X-Rite, Inc..................................................................         187,017           849,057
  *Xyratex, Ltd.................................................................          27,195           431,857
  *Zhone Technologies, Inc......................................................          74,478            96,821
  *Zix Corp.....................................................................         308,479           931,607
  *Zygo Corp....................................................................          91,147         1,612,390
                                                                                                   ---------------
Total Information Technology....................................................                       668,811,391
                                                                                                   ---------------
Materials -- (4.6%)
  #A. Schulman, Inc.............................................................         271,343         6,647,904
  *A.M. Castle & Co.............................................................         109,086         1,131,222
  *AEP Industries, Inc..........................................................          66,061         2,182,655
  #AMCOL International Corp.....................................................         263,102         7,514,193
  *American Pacific Corp........................................................          69,310           549,628
  #American Vanguard Corp.......................................................         160,744         2,415,982
  *Arabian American Development Co..............................................          13,806           110,310
  #Balchem Corp.................................................................         223,350         8,451,564
   Boise, Inc...................................................................         624,208         4,768,949
   Buckeye Technologies, Inc....................................................         257,175         8,623,078
  *Calgon Carbon Corp...........................................................         325,870         5,324,716
  *Clearwater Paper Corp........................................................         137,267         5,012,991
  *Contango ORE, Inc............................................................           1,592            19,916
  *Continental Materials Corp...................................................          14,518           173,926
  *Core Molding Technologies, Inc...............................................          52,504           446,284
  #Deltic Timber Corp...........................................................         120,402         8,201,784
  *Detrex Corp..................................................................          10,200           140,250
  *Ferro Corp...................................................................         138,050           933,218
   Flamemaster Corp.............................................................             189               921
  *Flotek Industries, Inc.......................................................          10,616           124,632
   Friedman Industries, Inc.....................................................          61,530           644,219
 #*FutureFuel Corp..............................................................           3,479            41,504
 #*General Moly, Inc............................................................         307,918         1,145,455
  *Georgia Gulf Corp............................................................         152,618         5,349,261

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
 #*Golden Minerals, Co..........................................................          64,871   $       629,249
  #Hawkins, Inc.................................................................         102,006         4,039,438
   Haynes International, Inc....................................................          67,831         4,121,412
  *Headwaters, Inc..............................................................         282,540           748,731
  *Horsehead Holding Corp.......................................................         197,015         2,143,523
  #Innophos Holdings, Inc.......................................................         121,521         6,066,328
  *Innospec, Inc................................................................         145,909         4,723,074
  #Kaiser Aluminum Corp.........................................................         122,688         6,058,333
  *KapStone Paper & Packaging Corp..............................................         258,556         4,514,388
   KMG Chemicals, Inc...........................................................          55,940         1,029,855
   Koppers Holdings, Inc........................................................         121,960         4,633,260
  *Landec Corp..................................................................         255,738         1,542,100
   Limoneira Co.................................................................             348             6,257
  *LSB Industries, Inc..........................................................         123,445         4,326,747
  *Material Sciences Corp.......................................................         138,299         1,095,328
  *Materion Corp................................................................         108,182         3,181,633
  *Mercer International, Inc....................................................         212,975         1,742,136
  *Metals USA Holdings Corp.....................................................          51,063           682,712
  #Minerals Technologies, Inc...................................................           1,000            63,450
 #*Mines Management, Inc........................................................          33,421            72,524
  *Mod-Pac Corp.................................................................          26,617           170,881
  #Myers Industries, Inc........................................................         293,835         3,910,944
  *Nanophase Technologies Corp..................................................           1,441               821
   Neenah Paper, Inc............................................................          89,380         2,124,563
  #NL Industries, Inc...........................................................         237,580         3,283,356
   Noranda Aluminum Holding Corp................................................          19,557           205,153
  *Northern Technologies International Corp.....................................          38,414           540,485
   Olympic Steel, Inc...........................................................          78,769         2,031,453
 #*OM Group, Inc................................................................          64,525         1,750,563
 #*Omnova Solutions, Inc........................................................         225,701         1,119,477
   P.H. Glatfelter Co...........................................................         406,348         6,005,823
  *Penford Corp.................................................................         111,920           632,348
   PolyOne Corp.................................................................         289,844         4,179,550
   Quaker Chemical Corp.........................................................          94,789         4,199,153
 #*RTI International Metals, Inc................................................         153,526         3,864,249
 #*Senomyx, Inc.................................................................         271,234           794,716
 #*Solitario Exploration & Royalty Corp.........................................           2,939             4,614
  *Spartech Corp................................................................         278,743         1,496,850
   Stepan Co....................................................................          85,522         7,349,761
 #*STR Holdings, Inc............................................................          69,387           741,747
   Synalloy Corp................................................................          57,753           621,422
  #Texas Industries, Inc........................................................          45,802         1,431,771
 #*U.S. Energy Corp.............................................................          71,870           244,358
  *UFP Technologies, Inc........................................................          11,800           181,012
 #*United States Lime & Minerals, Inc...........................................          61,645         3,839,251
  *Universal Stainless & Alloy Products, Inc....................................          55,174         2,192,063
  *Verso Paper Corp.............................................................           6,475             7,317
   Vulcan International Corp....................................................           8,251           280,534
   Wausau Paper Corp............................................................         481,848         4,163,167
  *Webco Industries, Inc........................................................           3,750           440,812
  *Williams Industries, Inc.....................................................           5,800            11,310
   Zep, Inc.....................................................................         112,520         1,843,078
 #*Zoltek Cos., Inc.............................................................         270,879         2,353,939
                                                                                                   ---------------
Total Materials.................................................................                       183,391,581
                                                                                                   ---------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.......................................         117,100                --
  .Avigen, Inc. Escrow Shares...................................................         234,123                --
 .*Big 4 Ranch, Inc.............................................................          35,000                --
 .*Concord Camera Corp. Escrow Shares...........................................          49,560                --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares...................................         294,513                --

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Other -- (Continued)
 .*DLB Oil & Gas, Inc. Escrow Shares............................................           7,600   $            --
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................         203,104                --
 .*EquiMed, Inc.................................................................             132                --
 .*Gerber Scientific, Inc. Escrow Shares........................................         214,642                --
 .*iGo, Inc. Escrow Shares......................................................          11,200                --
 .*MAIR Holdings, Inc. Escrow Shares............................................         151,940                --
 .*Petrocorp, Inc. Escrow Shares................................................          37,100             2,226
 .*Voyager Learning Co. Escrow Shares...........................................          27,100                --
                                                                                                   ---------------
Total Other.....................................................................                             2,226
                                                                                                   ---------------
Telecommunication Services -- (1.0%)
   Atlantic Tele-Network, Inc...................................................          81,642         2,946,460
  *Cbeyond, Inc.................................................................         152,443         1,295,766
  *Cincinnati Bell, Inc.........................................................       1,185,875         4,091,269
  *Cogent Communications Group, Inc.............................................          77,121         1,175,324
  #Consolidated Communications Holdings, Inc....................................         185,315         3,519,132
  *FiberTower Corp..............................................................          52,936            12,069
  *General Communications, Inc. Class A.........................................         464,185         4,832,166
   HickoryTech Corp.............................................................         136,674         1,570,384
  *ICTC Group, Inc..............................................................               8               273
   IDT Corp. Class B............................................................         201,788         1,775,734
 #*Iridium Communications, Inc..................................................         246,695         1,971,093
  #Lumos Networks Corp..........................................................         110,252         1,657,088
  *Lynch Interactive Corp.......................................................               1             1,446
  *Neutral Tandem, Inc..........................................................         162,024         1,991,275
   NTELOS Holdings Corp.........................................................         110,252         2,517,053
  *Pendrell Corp................................................................          43,078           115,018
  *Premiere Global Services, Inc................................................         621,726         5,471,189
  *Primus Telecommunications Group, Inc.........................................           1,927            24,454
  #Shenandoah Telecommunications Co.............................................          82,006           809,399
   SureWest Communications......................................................         127,967         1,852,962
   USA Mobility, Inc............................................................         132,576         1,875,950
  *Vonage Holdings Corp.........................................................         592,388         1,498,742
   Warwick Valley Telephone Co..................................................          54,283           741,506
   Windstream Corp..............................................................             100             1,207
                                                                                                   ---------------
Total Telecommunication Services................................................                        41,746,959
                                                                                                   ---------------
Utilities -- (1.7%)
   AMEN Properties, Inc.........................................................             123            86,100
  #American States Water Co.....................................................         161,723         5,849,521
  #Artesian Resources Corp. Class A.............................................          17,779           336,023
 #*Cadiz, Inc...................................................................          16,590           164,905
   California Water Service Group...............................................         248,328         4,581,652
   Central Vermont Public Service Corp..........................................         123,900         4,357,563
  #CH Energy Group, Inc.........................................................         129,612         7,372,331
   Chesapeake Utilities Corp....................................................          81,342         3,499,333
   Connecticut Water Services, Inc..............................................          85,434         2,595,485
   Consolidated Water Co., Ltd..................................................           9,762            76,046
   Delta Natural Gas Co., Inc...................................................          20,000           680,000
  *Dynegy, Inc..................................................................         344,662           641,071
  #Empire District Electric Co..................................................         293,832         6,120,521
   Gas Natural, Inc.............................................................          20,863           232,622
   Genie Energy, Ltd. Class B...................................................         201,788         2,110,702
  #Laclede Group, Inc...........................................................         129,401         5,390,846
  #MGE Energy, Inc..............................................................         196,967         8,835,940
  #Middlesex Water Co...........................................................         113,933         2,152,194
  #Ormat Technologies, Inc......................................................          11,076           179,985
  #Otter Tail Corp..............................................................         216,500         4,782,485
   RGC Resources, Inc...........................................................           9,396           168,658
  #SJW Corp.....................................................................         176,422         4,179,437
 #*Synthesis Energy Systems, Inc................................................          17,851            27,491

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Unitil Corp..................................................................          89,280   $     2,466,806
   York Water Co................................................................          58,382         1,039,200
                                                                                                   ---------------
Total Utilities.................................................................                        67,926,917
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     3,440,502,435
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights...................................          12,543                --
 .*Contra Pharmacopeia Contingent Value Rights..................................          90,551                --
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................          10,785                --
 .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights.................         486,968                --
 .*NTN Buzztime, Inc. Rights 02/08/12...........................................          55,566               438
 .*PhotoMedex, Inc. Contingent Value Warrants...................................             957                --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17................................          15,030                --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17................................          15,030                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                               438
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       8,106,743         8,106,743
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.0%)
   (S)@DFA Short Term Investment Fund...........................................     559,352,428       559,352,428
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
     $4,108,553 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
     at $4,126,643) to be repurchased at $4,028,013.............................   $       4,028         4,027,991
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       563,380,419
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,494,622,223)^^......................................................                    $4,011,990,035
                                                                                                   ===============

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                           ---------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------------------
                                               LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                           --------------   ------------   -------   ---------------
Common Stocks
   Consumer Discretionary...............   $  583,640,944             --      --     $   583,640,944
   Consumer Staples.....................      171,176,152             --      --         171,176,152
   Energy...............................      141,251,400             --      --         141,251,400
   Financials...........................      530,340,592   $        982      --         530,341,574
   Health Care..........................      430,716,634             --      --         430,716,634
   Industrials..........................      621,333,046        163,611      --         621,496,657
   Information Technology...............      668,811,391             --      --         668,811,391
   Materials............................      183,391,581             --      --         183,391,581
   Other................................               --          2,226      --               2,226
   Telecommunication Services...........       41,746,959             --      --          41,746,959
   Utilities............................       67,926,917             --      --          67,926,917
Rights/Warrants.........................               --            438      --                 438
Temporary Cash Investments..............        8,106,743             --      --           8,106,743
Securities Lending Collateral...........               --    563,380,419      --         563,380,419
                                           --------------   ------------     ---     ---------------
TOTAL...................................   $3,448,442,359   $563,547,676      --     $ 4,011,990,035
                                           ==============   ============     ===     ===============

               See accompanying Notes to Schedules of Investments.

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (81.0%)
Real Estate Investment Trusts -- (81.0%)
  #Acadia Realty Trust..........................................................         368,346   $     7,742,633
  #Agree Realty Corp............................................................          83,014         2,072,029
   Alexander's, Inc.............................................................          48,481        18,810,628
  #Alexandria Real Estate Equities, Inc.........................................         526,395        38,116,262
   American Campus Communities, Inc.............................................         591,013        25,295,356
  #Apartment Investment & Management Co. Class A................................       1,070,880        26,300,813
  #Ashford Hospitality Trust....................................................         508,414         4,580,810
  #Associated Estates Realty Corp...............................................         348,860         5,829,451
  #AvalonBay Communities, Inc...................................................         799,309       108,714,017
  #BioMed Realty Trust, Inc.....................................................       1,115,710        20,718,735
  #Boston Properties, Inc.......................................................       1,282,000       133,392,100
  #Brandywine Realty Trust......................................................       1,222,374        13,006,059
  #BRE Properties, Inc..........................................................         632,057        32,753,194
  #Camden Property Trust........................................................         616,784        39,782,568
  #Campus Crest Communities, Inc................................................           1,497            16,003
   CapLease, Inc................................................................         177,871           739,943
  #CBL & Associates Properties, Inc.............................................       1,200,256        20,848,447
  #Cedar Realty Trust, Inc......................................................         519,560         2,592,604
   Cogdell Spencer, Inc.........................................................         412,016         1,751,068
  #Colonial Properties Trust....................................................         704,192        15,055,625
   CommonWealth REIT............................................................         693,927        13,649,544
  #Corporate Office Properties Trust............................................         593,835        14,388,622
   Cousins Properties, Inc......................................................         809,738         5,967,769
  #CubeSmart....................................................................         831,404         9,461,378
  #DCT Industrial Trust, Inc....................................................       2,045,228        11,289,659
  #DDR Corp.....................................................................       2,169,519        30,069,533
  #DiamondRock Hospitality Co...................................................       1,384,546        14,593,115
  #Digital Realty Trust, Inc....................................................         846,758        60,001,272
  #Douglas Emmett, Inc..........................................................       1,030,607        21,549,992
  #Duke Realty Corp.............................................................       2,155,660        28,864,287
  #DuPont Fabros Technology, Inc................................................         530,789        13,535,120
  #EastGroup Properties, Inc....................................................         247,004        11,732,690
   Education Realty Trust, Inc..................................................         598,620         6,405,234
  #Entertainment Properties Trust...............................................         398,314        17,713,024
  #Equity Lifestyle Properties, Inc.............................................         313,278        21,973,319
  #Equity One, Inc..............................................................         650,836        12,268,259
  #Equity Residential...........................................................       2,602,656       154,988,165
  #Essex Property Trust, Inc....................................................         287,471        41,395,824
   Excel Trust, Inc.............................................................          96,547         1,226,147
  #Extra Space Storage, Inc.....................................................         761,021        20,030,073
  #Federal Realty Investment Trust..............................................         562,878        53,169,456
  *FelCor Lodging Trust, Inc....................................................         976,324         3,719,794
 #*First Industrial Realty Trust, Inc...........................................         679,809         7,804,207
  #First Potomac Realty Trust...................................................         412,988         6,145,261
  #Franklin Street Properties Corp..............................................         425,487         4,335,713
  #General Growth Properties, Inc...............................................       3,768,676        59,469,707
  #Getty Realty Corp............................................................         116,691         1,955,741
  #Gladstone Commercial Corp....................................................          20,832           377,476
  #Glimcher Realty Trust........................................................         816,029         7,858,359
  #Government Properties Income Trust...........................................         250,318         6,032,664
  #HCP, Inc.....................................................................       3,359,192       141,186,840
  #Health Care REIT, Inc........................................................       1,480,401        84,693,741
   Healthcare Realty Trust, Inc.................................................         642,130        13,529,679
   Hersha Hospitality Trust.....................................................       1,288,323         6,995,594
  #Highwoods Properties, Inc....................................................         655,670        21,696,120
  *HMG Courtland Properties, Inc................................................           2,600            12,194
  #Home Properties, Inc.........................................................         396,311        23,612,209
  #Hospitality Properties Trust.................................................       1,129,465        27,366,937

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Real Estate Investment Trusts -- (Continued)
  #Host Hotels & Resorts, Inc...................................................       6,093,286   $   100,051,756
  #Inland Real Estate Corp......................................................         733,046         6,267,543
  #Investors Real Estate Trust..................................................         162,485         1,205,639
  #Kilroy Realty Corp...........................................................         482,302        20,078,232
   Kimco Realty Corp............................................................       3,688,342        67,312,242
   Kite Realty Group Trust......................................................         556,940         2,784,700
  #LaSalle Hotel Properties.....................................................         701,968        18,988,234
  #Lexington Realty Trust.......................................................       1,172,169        10,080,653
  #Liberty Property Trust.......................................................       1,044,979        34,787,351
   LTC Properties, Inc..........................................................         135,345         4,324,273
  #Macerich Co. (The)...........................................................       1,112,431        60,405,003
  #Mack-Cali Realty Corp........................................................         740,684        21,302,072
  #Medical Properties Trust, Inc................................................         947,561        10,157,854
   MHI Hospitality Corp.........................................................          78,466           185,964
  #Mid-America Apartment Communities, Inc.......................................         306,430        19,587,006
   Mission West Properties, Inc.................................................         183,606         1,722,224
  #Monmouth Real Estate Investment Corp. Class A................................         271,293         2,525,738
 #*MPG Office Trust, Inc........................................................         384,874           981,429
  #National Health Investors, Inc...............................................          65,534         3,172,501
  #National Retail Properties, Inc..............................................         776,932        20,984,933
  #Omega Healthcare Investors, Inc..............................................         850,512        17,724,670
   One Liberty Properties, Inc..................................................         102,255         1,774,124
  #Parkway Properties, Inc......................................................         201,129         1,944,917
  #Pennsylvania REIT............................................................         448,526         5,507,899
  #Piedmont Office Realty Trust, Inc. Class A...................................       1,425,836        26,406,483
  #Post Properties, Inc.........................................................         446,316        19,945,862
  #ProLogis, Inc................................................................       3,786,798       120,079,365
  #PS Business Parks, Inc.......................................................         185,863        11,549,527
  #Public Storage...............................................................       1,324,670       183,943,676
  #Ramco-Gershenson Properties Trust............................................         314,011         3,633,107
  #Realty Income Corp...........................................................       1,098,970        40,002,508
  #Regency Centers Corp.........................................................         750,677        31,017,974
  #Retail Opportunity Investments Corp..........................................         145,674         1,727,694
  *Roberts Realty Investors, Inc................................................          47,739            73,518
  *Rouse Properties, Inc........................................................         141,361         1,747,218
   Sabra Health Care REIT, Inc..................................................         276,507         3,931,930
   Saul Centers, Inc............................................................         141,146         5,030,443
  #Senior Housing Properties Trust..............................................       1,273,019        28,872,071
   Simon Property Group, Inc....................................................       2,680,150       364,125,179
  #SL Green Realty Corp.........................................................         733,470        53,932,049
   Sovran Self Storage, Inc.....................................................         247,528        11,515,003
  *Strategic Hotels & Resorts, Inc..............................................       1,371,987         8,520,039
  #Sun Communities, Inc.........................................................         169,461         6,797,081
 #*Sunstone Hotel Investors, Inc................................................         976,425         9,070,988
  *Supertel Hospitality, Inc....................................................         175,177           164,666
  #Tanger Factory Outlet Centers, Inc...........................................         740,796        21,853,482
  #Taubman Centers, Inc.........................................................         501,718        33,630,158
  #UDR, Inc.....................................................................       1,802,819        46,909,350
   UMH Properties, Inc..........................................................         103,297         1,064,992
   Universal Health Realty Income Trust.........................................         107,170         4,285,728
   Urstadt Biddle Properties, Inc...............................................          76,760         1,449,229
   Urstadt Biddle Properties, Inc. Class A......................................         174,151         3,406,394
  #Ventas, Inc..................................................................       2,279,264       132,903,884
  #Vornado Realty Trust.........................................................       1,508,390       121,998,583
  #Washington REIT..............................................................         570,992        17,015,562
  #Weingarten Realty Investors..................................................       1,049,531        25,472,117
  #Whitestone REIT Class B......................................................           3,750            47,738
   Winthrop Realty Trust........................................................         228,085         2,725,616
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     3,277,889,234
                                                                                                   ---------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      36,436,943   $    36,436,943

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (18.1%)
   (S)@DFA Short Term Investment Fund...........................................     730,997,518       730,997,518
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
     $1,153,753 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
     at $1,158,833) to be repurchased at $1,131,136.............................   $       1,131         1,131,130
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       732,128,648
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,156,647,030)^^......................................................                    $4,046,454,825
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):


                                                                VALUATION INPUTS
                                           ---------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------------------
                                               LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                           --------------   ------------   -------   ---------------
Common Stocks
   Real Estate Investment Trusts........   $3,277,889,234             --      --     $ 3,277,889,234
Temporary Cash Investments..............       36,436,943             --      --          36,436,943
Securities Lending Collateral...........               --   $732,128,648      --         732,128,648
                                           --------------   ------------     ---     ---------------
TOTAL...................................   $3,314,326,177   $732,128,648      --     $ 4,046,454,825
                                           ==============   ============     ===     ===============

               See accompanying Notes to Schedules of Investments.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (89.1%)
AUSTRALIA -- (6.9%)
   Adelaide Brighton, Ltd.......................................................          74,781   $       235,546
   AGL Energy, Ltd..............................................................          61,586           953,527
   Alumina, Ltd.................................................................         400,904           545,031
   Amcor, Ltd...................................................................         191,824         1,433,372
   Amcor, Ltd. Sponsored ADR....................................................           1,068            31,816
  #AMP, Ltd.....................................................................         477,601         2,166,128
   Ansell, Ltd..................................................................          21,569           340,684
  #APA Group, Ltd...............................................................          71,689           365,019
  *Aquarius Platinum, Ltd.......................................................          71,827           202,115
 #*Aquila Resources, Ltd........................................................          15,814           100,922
   Aristocrat Leisure, Ltd......................................................          19,469            51,225
   Asciano Group, Ltd...........................................................         164,232           819,117
  *Aston Resources, Ltd.........................................................           5,951            60,486
   ASX, Ltd.....................................................................          29,390           935,545
   Atlas Iron, Ltd..............................................................         125,133           411,189
   Australia & New Zealand Banking Group, Ltd...................................         445,980        10,143,930
  #Bank of Queensland, Ltd......................................................          41,333           332,324
   Bendigo Bank, Ltd............................................................          75,801           666,785
   BHP Billiton, Ltd............................................................         311,857        12,352,140
  #BHP Billiton, Ltd. Sponsored ADR.............................................          94,000         7,467,360
  #Boral, Ltd...................................................................         150,342           644,541
   Brambles, Ltd................................................................         214,590         1,656,012
   Caltex Australia, Ltd........................................................          34,651           467,958
   Campbell Brothers, Ltd.......................................................           9,873           545,020
   Challenger, Ltd..............................................................          79,173           371,847
   Coca-Cola Amatil, Ltd........................................................          85,733         1,051,471
   Cochlear, Ltd................................................................           8,260           520,052
  #Commonwealth Bank of Australia NL............................................         247,654        13,306,614
   Computershare, Ltd...........................................................          65,050           527,936
   Consolidated Media Holdings, Ltd.............................................          28,238            80,216
   Crown, Ltd...................................................................          72,744           624,784
   CSL, Ltd.....................................................................          80,987         2,672,101
  #David Jones, Ltd.............................................................          24,134            66,334
  *Downer EDI, Ltd..............................................................          10,530            40,357
   DUET Group, Ltd..............................................................         119,249           229,207
  *Echo Entertainment Group, Ltd................................................         142,344           546,360
  #Fairfax Media, Ltd...........................................................         420,361           330,195
  #Flight Centre, Ltd...........................................................           7,147           146,420
   Fortescue Metals Group, Ltd..................................................         189,041         1,011,515
  *Gloucester Coal, Ltd.........................................................           5,995            52,830
  #Harvey Norman Holdings, Ltd..................................................          90,291           197,398
   Iluka Resources, Ltd.........................................................          64,726         1,257,797
   Incitec Pivot, Ltd...........................................................         287,829           980,365
   Insurance Australia Group, Ltd...............................................         374,669         1,157,677
   James Hardie Industries SE...................................................          62,750           472,161
   James Hardie Industries SE Sponsored ADR.....................................             500            18,833
   JB Hi-Fi, Ltd................................................................           7,970           106,627
  #Leighton Holdings, Ltd.......................................................          22,500           558,989
   Lend Lease Group NL..........................................................          97,834           763,450
   Macquarie Group, Ltd.........................................................          64,048         1,732,669
 #*Mesoblast, Ltd...............................................................          16,312           111,767
   Metcash, Ltd.................................................................         125,001           535,878
   Mineral Resources, Ltd.......................................................          17,001           219,093
   Mirvac Group.................................................................         228,204           299,152
   Monadelphous Group, Ltd......................................................          12,224           285,245
  #National Australia Bank, Ltd.................................................         363,830         9,209,025
  #New Hope Corp., Ltd..........................................................          25,495           152,202
   Newcrest Mining, Ltd.........................................................         124,421         4,453,451

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Oil Search, Ltd..............................................................         184,347   $     1,290,768
   OneSteel, Ltd................................................................         256,949           201,808
   Orica, Ltd...................................................................          58,639         1,540,751
   Origin Energy, Ltd...........................................................         187,290         2,732,632
   OZ Minerals, Ltd.............................................................          63,476           734,780
  *Paladin Energy, Ltd..........................................................          19,946            38,985
  *PanAust, Ltd.................................................................          76,201           283,294
  #Platinum Asset Mangement, Ltd................................................          18,543            66,871
   Primary Health Care, Ltd.....................................................          51,678           163,226
 #*Qantas Airways, Ltd..........................................................         167,044           279,261
   QBE Insurance Group, Ltd.....................................................         179,984         2,191,068
  *QR National, Ltd.............................................................          47,283           186,334
   Ramsay Health Care, Ltd......................................................          18,451           372,013
   Reece Australia, Ltd.........................................................           7,983           164,392
  *Rio Tinto, Ltd...............................................................          68,948         5,058,699
  #Santos, Ltd..................................................................         170,509         2,434,217
  #Seek, Ltd....................................................................          41,014           229,109
   Seven Group Holdings, Ltd....................................................          18,118           150,952
   Seven West Media, Ltd........................................................          50,121           184,145
   Sims Metal Management, Ltd...................................................          31,860           509,054
   Sonic Healthcare, Ltd........................................................          62,082           740,455
   SP Ausnet, Ltd...............................................................         197,327           202,170
   Spark Infrastructure Group, Ltd..............................................         197,592           279,914
   Suncorp Group, Ltd...........................................................         251,879         2,246,379
   Sydney Airport, Ltd..........................................................          61,718           174,914
   TABCorp. Holdings, Ltd.......................................................         126,449           390,643
   Tatts Group, Ltd.............................................................         313,157           843,565
  #Telstra Corp., Ltd...........................................................         695,686         2,458,892
   Toll Holdings, Ltd...........................................................         145,053           769,400
   Transurban Group, Ltd........................................................         179,475         1,046,010
   Treasury Wine Estates, Ltd...................................................         101,107           373,052
   UGL, Ltd.....................................................................          27,924           397,322
   Washington H. Soul Pattinson & Co., Ltd......................................          14,171           206,734
   Wesfarmers, Ltd..............................................................         165,244         5,312,347
  #Westpac Banking Corp.........................................................         405,349         9,086,806
  #Westpac Banking Corp. Sponsored ADR..........................................          18,701         2,100,309
  #Whitehaven Coal, Ltd.........................................................          33,558           202,412
  #Woodside Petroleum, Ltd......................................................         101,328         3,677,726
   Woolworths, Ltd..............................................................         187,554         4,933,648
  #WorleyParsons, Ltd...........................................................          27,919           807,574
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       142,080,441
                                                                                                   ---------------
AUSTRIA -- (0.2%)
   Andritz AG...................................................................           5,878           545,888
  #Erste Group Bank AG..........................................................          29,519           650,325
  #EVN AG.......................................................................             626             8,418
  *Immofinanz Immobilien Anlagen AG.............................................          61,834           199,174
   OMV AG.......................................................................          30,345           995,760
  #Raiffeisen Bank International AG.............................................           7,534           257,137
 #*Strabag SE...................................................................           3,236            95,018
   Telekom Austria AG...........................................................          49,898           582,226
   Telekom Austria AG ADR.......................................................           2,400            55,986
   Verbund AG...................................................................          10,202           277,257
   Vienna Insurance Group AG Wiener Versicherung Gruppe.........................           6,221           268,613
   Voestalpine AG...............................................................          18,545           609,542
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                         4,545,344
                                                                                                   ---------------
BELGIUM -- (0.7%)
   Ageas SA.....................................................................         478,197           996,693
   Anheuser-Busch InBev NV......................................................          95,363         5,798,154
  #Anheuser-Busch InBev NV Sponsored ADR........................................          29,297         1,781,258

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
 #Belgacom SA...................................................................          26,203   $       818,784
  Colruyt SA....................................................................           9,985           378,195
  Delhaize Group SA.............................................................           8,251           449,813
  Delhaize Group SA Sponsored ADR...............................................          10,806           591,196
  KBC Groep NV..................................................................          25,397           484,175
  Mobistar SA...................................................................           3,728           186,682
 #Solvay SA.....................................................................          10,107         1,000,144
  Telenet Group Holding NV......................................................           8,126           321,781
  UCB SA........................................................................          16,319           664,722
  Umicore SA....................................................................          18,640           868,287
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        14,339,884
                                                                                                   ---------------
CANADA -- (10.2%)
 #Agnico-Eagle Mines, Ltd.......................................................          28,150         1,055,309
  Agrium, Inc...................................................................          26,200         2,112,043
  Alamos Gold, Inc..............................................................           6,400           131,102
  Alimentation Couche-Taro, Inc. Class B........................................          19,700           598,250
 #AltaGas, Ltd..................................................................          16,500           498,275
 #ARC Resources, Ltd............................................................          51,428         1,246,848
  Astral Media, Inc. Class A....................................................           6,100           214,446
  Atco, Ltd. Class I............................................................           4,600           273,835
 *AuRico Gold, Inc..............................................................          46,800           442,936
 #Bank of Montreal..............................................................         112,316         6,529,271
  Bank of Nova Scotia...........................................................         165,227         8,491,221
  Barrick Gold Corp.............................................................         161,600         7,971,214
 #Baytex Energy Corp............................................................          18,811         1,081,346
 #BCE, Inc......................................................................          43,873         1,788,699
 #Bell Aliant, Inc..............................................................          14,509           406,316
  Bombardier, Inc. Class A......................................................          15,935            75,329
 #Bombardier, Inc. Class B......................................................         200,700           928,740
 #Bonavista Energy Corp.........................................................          25,000           564,476
 #Brookfield Asset Management, Inc. Class A.....................................          72,649         2,204,756
 #Brookfield Properties Corp....................................................          33,037           570,331
  CAE, Inc......................................................................          39,436           434,988
  Cameco Corp...................................................................          73,876         1,713,729
  Canadian Imperial Bank of Commerce............................................          67,530         5,135,297
 #Canadian National Railway Co..................................................          76,080         5,738,437
  Canadian National Resources, Ltd..............................................         176,736         7,001,051
 #Canadian Oil Sands, Ltd.......................................................          70,096         1,737,894
 #Canadian Pacific Railway, Ltd.................................................          31,800         2,267,895
 #Canadian Tire Corp. Class A...................................................          14,320           917,725
  Canadian Utilities, Ltd. Class A..............................................          14,600           878,883
 #Canadian Western Bank.........................................................           1,300            34,318
  Capital Power Corp............................................................           5,746           140,742
 *Celtic Exploration, Ltd.......................................................          13,700           252,494
  Cenovus Energy, Inc...........................................................         116,062         4,235,273
  Centerra Gold, Inc............................................................          25,000           494,914
 *CGI Group, Inc. Class A.......................................................          36,000           727,037
 #CI Financial Corp.............................................................          23,805           512,091
 #Cogeco Cable, Inc.............................................................           1,300            62,621
 #Crescent Point Energy Corp....................................................          41,174         1,883,155
  Dollarama, Inc................................................................          10,900           470,156
 #Eldorado Gold Corp............................................................          89,000         1,348,270
 #Emera, Inc....................................................................           4,303           139,171
  Empire Co., Ltd. Class A......................................................           5,071           285,740
 #Enbridge, Inc.................................................................         105,780         3,980,333
 #Encana Corp...................................................................         129,379         2,478,678
 #Enerplus Corp.................................................................          37,055           883,230
  Ensign Energy Services, Inc...................................................          25,100           390,506
  Fairfax Financial Holdings, Ltd...............................................           3,700         1,501,845
  Finning International, Inc....................................................          27,200           743,002

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   First Capital Realty, Inc....................................................          13,814   $       246,743
  *First Majestic Silver Corp...................................................          14,200           293,290
   First Quantum Minerals, Ltd..................................................          77,000         1,686,367
  #Fortis, Inc..................................................................          26,007           866,035
  #Franco-Nevada Corp...........................................................          13,725           620,068
   Genworth MI Canada, Inc......................................................           9,000           204,109
   George Weston, Ltd...........................................................           9,467           614,737
   Gildan Activewear, Inc.......................................................          24,300           528,798
  #Goldcorp, Inc................................................................         130,417         6,308,192
   Great-West Lifeco, Inc.......................................................          46,000         1,014,780
   Groupe Aeroplan, Inc.........................................................           8,971           111,478
   HudBay Minerals, Inc.........................................................           1,698            19,830
  #Husky Energy, Inc............................................................          49,900         1,218,760
   IAMGOLD Corp.................................................................          66,600         1,111,218
   IGM Financial, Inc...........................................................          17,200           768,485
   Imperial Oil, Ltd............................................................          48,227         2,298,081
   Industrial Alliance Insurance & Financial Services, Inc......................          23,100           610,271
   Inmet Mining Corp............................................................          10,500           701,606
   Intact Financial Corp........................................................          23,500         1,385,579
 #*Ivanhoe Mines, Ltd...........................................................          46,919           756,637
   Jean Coutu Group PJC, Inc. Class A (The).....................................          16,500           220,176
  *Katanga Mining, Ltd..........................................................           8,600            10,893
  #Keyera Corp..................................................................          13,100           613,520
   Kinross Gold Corp............................................................         203,279         2,296,949
  #Loblaw Cos., Ltd.............................................................          18,780           681,751
  *Lundin Mining Corp...........................................................         110,040           556,401
  #Magna International, Inc.....................................................          44,560         1,840,705
   Manitoba Telecom Services, Inc...............................................           5,400           170,988
  #Manulife Financial Corp......................................................         303,671         3,546,412
  *MEG Energy Corp..............................................................           7,200           324,276
   Methanex Corp................................................................          18,580           505,868
  #Metro, Inc. Class A..........................................................          19,001         1,037,314
  #National Bank of Canada......................................................          25,971         1,948,278
  *New Gold, Inc................................................................          62,000           725,920
   Nexen, Inc...................................................................         103,128         1,848,220
   Niko Resources, Ltd..........................................................           8,000           390,865
 #*NovaGold Resources, Inc......................................................          33,634           348,181
   Onex Corp....................................................................          17,694           612,329
  *Open Text Corp...............................................................           8,600           435,875
  *Osisko Mining Corp...........................................................          34,502           411,533
   Pacific Rubiales Energy Corp.................................................          46,819         1,178,063
 #*Pan American Silver Corp.....................................................          22,400           514,036
  *Paramount Resources, Ltd. Class A............................................           8,900           306,223
  #Pembina Pipeline Corp........................................................          23,912           639,593
  #Pengrowth Energy Corp........................................................          80,988           811,738
  #Penn West Petroleum, Ltd.....................................................          95,909         2,089,969
  #PetroBakken Energy, Ltd. Class A.............................................          20,800           304,522
   Petrominerales, Ltd..........................................................           2,609            54,459
  #Peyto Exploration & Development Corp.........................................          15,800           310,895
   Potash Corp. of Saskatchewan, Inc............................................         131,100         6,142,493
  *Precision Drilling Corp......................................................          51,894           532,551
  #Progress Energy Resources Corp...............................................          34,700           367,522
   Progressive Waste Solutions, Ltd.............................................          20,742           471,024
  #Provident Energy, Ltd........................................................          48,591           543,723
 #*Quadra FNX Mining, Ltd.......................................................          38,000           569,981
   Quebecor, Inc. Class B.......................................................             300            10,624
  *Research In Motion, Ltd......................................................          81,390         1,357,176
  #Ritchie Brothers Auctioneers, Inc............................................          18,000           424,195
  #Rogers Communications, Inc. Class B..........................................          69,000         2,652,787
  #Royal Bank of Canada.........................................................         231,780        12,105,633
  #Saputo, Inc..................................................................          23,000           936,791

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   SEMAFO, Inc..................................................................          48,000   $       320,734
  #Shaw Communictions, Inc. Class B.............................................          56,400         1,119,338
   ShawCor, Ltd. Class A........................................................           3,500           104,019
  #Shoppers Drug Mart Corp......................................................          38,100         1,576,892
   Silver Wheaton Corp..........................................................          54,277         1,936,260
   SNC-Lavalin Group, Inc.......................................................          24,400         1,256,380
  #Sun Life Financial, Inc......................................................         103,770         2,079,126
   Suncor Energy, Inc...........................................................         267,179         9,203,513
  *SXC Health Solutions Corp....................................................          11,800           746,812
   Talisman Energy, Inc.........................................................         181,300         2,166,125
  #Teck Resources, Ltd. Class B.................................................          98,834         4,191,106
   Telus Corp...................................................................           7,317           412,443
  #Telus Corp. Non-Voting.......................................................          26,490         1,420,004
  #Thomson Reuters Corp.........................................................          59,150         1,624,605
   Tim Hortons, Inc.............................................................          25,200         1,227,957
   TMX Group, Inc...............................................................           8,000           342,037
  #Toronto Dominion Bank........................................................         160,784        12,433,621
  #TransAlta Corp...............................................................          37,600           763,475
  #TransCanada Corp.............................................................         125,868         5,178,074
   Trican Well Service, Ltd.....................................................          21,500           357,654
  #Trilogy Energy Corp..........................................................          10,639           331,574
 #*Uranium One, Inc.............................................................         111,500           284,671
 #*Valeant Pharmaceuticals International, Inc...................................          43,772         2,119,845
   Veresen, Inc.................................................................          37,288           560,789
  #Vermilion Energy, Inc........................................................          13,520           620,245
  #Viterra, Inc.................................................................          86,140           926,948
   Yamana Gold, Inc.............................................................         140,444         2,430,142
                                                                                                   ---------------
TOTAL CANADA....................................................................                       211,524,123
                                                                                                   ---------------
DENMARK -- (0.9%)
  *A.P. Moeller-Maersk A.S. Series A............................................              24           168,743
   A.P. Moeller-Maersk A.S. Series B............................................             222         1,637,146
   Carlsberg A.S. Series B......................................................          17,907         1,364,985
   Chr. Hansen Holding A.S......................................................          10,776           264,383
   Coloplast A.S. Series B......................................................           3,540           522,617
  *Danske Bank A.S..............................................................         109,057         1,589,567
   DSV A.S......................................................................          38,414           786,432
   FLSmidth & Co. A.S...........................................................           9,370           694,248
  *H. Lundbeck A.S..............................................................          13,909           274,652
   Novo-Nordisk A.S. Series B...................................................          40,730         4,839,888
  #Novo-Nordisk A.S. Sponsored ADR..............................................          26,531         3,161,965
  #Novozymes A.S. Series B......................................................          36,685         1,034,984
   Rockwool International A.S. Series B.........................................           1,000            94,978
  *TDC A.S......................................................................          47,608           371,660
  *Topdanmark A.S...............................................................           2,151           337,093
   Tryg A.S.....................................................................           4,170           226,833
 #*Vestas Wind Systems A.S......................................................          34,835           393,019
  *William Demant Holding A.S...................................................           3,260           270,191
                                                                                                   ---------------
TOTAL DENMARK...................................................................                        18,033,384
                                                                                                   ---------------
FINLAND -- (0.7%)
  #Elisa Oyj....................................................................          20,033           421,843
   Fortum Oyj...................................................................          79,221         1,742,021
   Kesko Oyj Series B...........................................................          11,332           400,519
   Kone Oyj Series B............................................................          22,520         1,229,237
   Metso Oyj....................................................................          22,848           999,516
  *Nokia Oyj....................................................................         473,826         2,379,791
  #Nokia Oyj Sponsored ADR......................................................         217,800         1,097,712
   Nokian Renkaat Oyj...........................................................          19,459           696,646
   Orion Oyj Series A...........................................................             320             6,308
   Orion Oyj Series B...........................................................           5,699           110,721

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   Pohjola Bank P.L.C. Series A.................................................          30,352   $       324,061
   Sampo Oyj Series A...........................................................          74,869         1,973,492
   Stora Enso Oyj Series R......................................................          94,867           677,465
  #Stora Enso Oyj Sponsored ADR.................................................          12,000            85,320
   UPM-Kymmene Oyj..............................................................          91,159         1,172,028
   UPM-Kymmene Oyj Sponsored ADR................................................          13,000           166,530
   Wartsila OYJ Abp.............................................................          25,658           867,183
                                                                                                   ---------------
TOTAL FINLAND...................................................................                        14,350,393
                                                                                                   ---------------
FRANCE -- (7.3%)
   Accor SA.....................................................................          28,309           862,300
   Aeroports de Paris SA........................................................           4,965           367,009
  *Air France-KLM...............................................................          16,886           107,389
   Air Liquide SA...............................................................          45,199         5,704,294
 #*Alcatel-Lucent SA............................................................         186,717           329,641
  *Alcatel-Lucent SA Sponsored ADR..............................................         128,100           222,894
   Alstom SA....................................................................          33,704         1,290,865
  *Arkema SA....................................................................          10,097           818,462
   AtoS SA......................................................................           8,296           417,658
   AXA SA.......................................................................         241,256         3,673,506
   AXA SA Sponsored ADR.........................................................          77,200         1,177,300
   bioMerieux SA................................................................           1,600           134,746
   BNP Paribas SA...............................................................         161,364         6,863,483
   Bollore SA...................................................................             222            45,057
  *Bouygues SA..................................................................          32,474         1,014,211
   Bureau Veritas SA............................................................           8,846           649,187
   Cap Gemini SA................................................................          30,659         1,120,865
   Carrefour SA.................................................................          92,616         2,120,404
   Casino Guichard Perrachon SA.................................................          11,330         1,009,575
  #Christian Dior SA............................................................           9,523         1,349,733
   Cie de Saint-Gobain SA.......................................................          64,865         2,896,929
 #*Cie Generale de Geophysique - Veritas SA.....................................          13,439           376,149
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................          16,707           467,796
   Cie Generale des Establissements Michelin SA Series B........................          33,148         2,274,420
  #Cie Generale D'Optique Essilor Intenational SA...............................          32,256         2,365,979
   Ciments Francais SA..........................................................           1,006            74,330
   CNP Assurances SA............................................................          28,944           390,420
   Credit Agricole SA...........................................................         166,071         1,026,260
   Danone SA....................................................................          90,810         5,617,919
   Dassault Systemes SA.........................................................           9,376           778,301
   Edenred SA...................................................................          21,249           516,845
  *Eiffage SA...................................................................           7,936           243,932
   Electricite de France SA.....................................................          40,470           934,509
   Eramet SA....................................................................             676           102,098
   Euler Hermes SA..............................................................           1,874           124,222
   European Aeronautic Defence & Space Co. SA...................................          72,187         2,427,113
   Eutelsat Communications SA...................................................          12,604           468,281
   Faurecia SA..................................................................           7,078           177,302
   France Telecom SA............................................................         259,996         3,908,534
  #France Telecom SA Sponsored ADR..............................................          46,387           699,516
   GDF Suez SA..................................................................         217,188         5,912,853
   Gemalto NV...................................................................          15,169           814,785
  #Groupe Danone SA.............................................................          13,800           171,120
   Groupe Eurotunnel SA.........................................................         106,001           875,004
  #Hermes International SA......................................................           9,124         3,171,840
   Iliad SA.....................................................................           2,602           314,662
   Imerys SA....................................................................           6,518           363,896
  *Ipsen SA.....................................................................           2,070            60,826
  *JCDecaux SA..................................................................           9,323           236,984
   Lafarge SA...................................................................          38,572         1,578,223
   Lafarge SA Sponsored ADR.....................................................           1,800            18,360

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Lagardere SCA................................................................          29,051   $       827,782
   Legrand SA...................................................................          32,797         1,132,416
   L'Oreal SA...................................................................          38,267         4,076,191
   LVMH Moet Hennessy Louis Vuitton SA..........................................          41,299         6,690,515
   M6 Metropole Television SA...................................................           7,985           133,793
   Natixis SA...................................................................         153,733           473,567
  #Neopost SA...................................................................           2,950           208,569
   Pernod-Ricard SA.............................................................          32,709         3,146,347
   Peugeot SA...................................................................          27,150           502,376
   PPR SA.......................................................................          13,309         2,101,590
   Publicis Groupe SA...........................................................          21,768         1,097,103
   Publicis Groupe SA ADR.......................................................           3,400            85,918
   Remy Cointreau SA............................................................           3,381           298,240
   Renault SA...................................................................          39,372         1,684,280
   Rexel SA.....................................................................          24,095           475,399
  *Sa des Ciments Vicat SA......................................................           1,981           119,947
   Safran SA....................................................................          29,178           910,221
   Sanofi SA....................................................................         139,969        10,377,666
   Sanofi SA ADR................................................................         100,912         3,746,863
   Schneider Electric SA........................................................          78,050         4,859,613
   SCOR SE......................................................................          34,486           868,710
   SEB SA.......................................................................           3,563           296,301
  #SES SA.......................................................................          49,630         1,173,806
   Societe BIC SA...............................................................           4,356           388,316
   Societe Generale SA..........................................................         112,712         3,013,122
  *Societe Television Francaise 1 SA............................................          10,625           117,252
  #Sodexo SA....................................................................          13,499         1,002,910
   STMicroelectronics NV........................................................         133,237           889,215
   Suez Environnement SA........................................................          36,564           468,453
   Technip SA...................................................................          10,848         1,021,910
   Technip SA ADR...............................................................          14,400           340,848
  #Thales SA....................................................................          17,227           590,318
   Total SA.....................................................................         207,766        11,011,918
  #Total SA Sponsored ADR.......................................................         144,707         7,665,130
   Valeo SA.....................................................................          16,826           792,548
  *Vallourec SA.................................................................          19,804         1,340,472
   Veolia Environnement SA......................................................          30,580           348,369
   Veolia Environnement SA ADR..................................................          16,128           183,859
   Vinci SA.....................................................................          72,870         3,390,351
   Vivendi SA...................................................................         211,364         4,434,281
   Zodiac Aerospace SA..........................................................           5,909           527,695
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       151,482,167
                                                                                                   ---------------
GERMANY -- (6.4%)
   Adidas-Salomon AG............................................................          33,774         2,440,278
   Allianz SE...................................................................          57,784         6,369,942
  #Allianz SE Sponsored ADR.....................................................         250,286         2,780,677
   Axel Springer AG.............................................................           8,985           422,132
   BASF SE......................................................................         140,039        10,802,473
   BASF SE Sponsored ADR........................................................           8,200           633,122
   Bayer AG.....................................................................          82,870         5,821,332
  #Bayer AG Sponsored ADR.......................................................          34,500         2,432,940
   Bayerische Motoren Werke AG..................................................          51,499         4,419,301
   Beiersdorf AG................................................................          15,008           902,662
   Bilfinger Berger SE..........................................................           8,723           801,913
  *Brenntag AG..................................................................           6,141           643,738
  *Celesio AG...................................................................           7,521           145,228
 #*Commerzbank AG...............................................................         686,737         1,650,830
  *Continental AG...............................................................          13,315         1,067,662
   Daimler AG...................................................................         160,455         8,905,639
   Deutsche Bank AG (5750355)...................................................          34,554         1,472,287

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #Deutsche Bank AG (D18190898).................................................         132,117   $     5,640,075
  *Deutsche Boerse AG...........................................................          26,194         1,546,878
   Deutsche Lufthansa AG........................................................          43,704           606,845
   Deutsche Post AG.............................................................         156,892         2,616,216
   Deutsche Telekom AG..........................................................         409,529         4,613,892
  #Deutsche Telekom AG Sponsored ADR............................................          95,900         1,085,588
   E.ON AG......................................................................         261,579         5,612,667
   E.ON AG Sponsored ADR........................................................          53,950         1,158,307
  #Fielmann AG..................................................................           1,995           207,179
   Fraport AG...................................................................           6,778           407,318
   Fresenius Medical Care AG & Co. KGaA.........................................          28,422         2,031,982
   Fresenius Medical Care AG & Co. KGaA ADR.....................................           7,100           507,650
   Fresenius SE.................................................................          17,918         1,821,555
   Fuchs Petrolub AG............................................................           1,571            65,654
   GEA Group AG.................................................................          29,622           954,385
   Generali Deutschland Holding AG..............................................           1,112            83,518
   Hannover Rueckversicherung AG................................................          12,408           661,023
   Heidelberger Zement AG.......................................................          28,462         1,404,280
   Henkel AG & Co. KGaA.........................................................          19,557         1,018,030
   Hochtief AG..................................................................           7,242           468,299
   Infineon Technologies AG.....................................................         185,460         1,699,549
  *K+S AG.......................................................................          26,075         1,246,561
  *Kabel Deutschland Holding AG.................................................          13,237           691,496
   Lanxess AG...................................................................          17,822         1,165,288
   Linde AG.....................................................................          28,758         4,573,116
   MAN SE.......................................................................          10,186         1,074,572
   Merck KGaA...................................................................          10,935         1,142,584
   Metro AG.....................................................................          22,410           864,981
   MTU Aero Engines Holding AG..................................................           6,809           476,132
   Munchener Rueckversicherungs-Gesellschaft AG.................................          32,189         4,197,661
   Puma SE......................................................................             790           247,599
  *QIAGEN NV....................................................................          41,664           680,521
   Rhoen-Klinikum AG............................................................          14,963           310,767
 #*RWE AG.......................................................................          79,405         3,049,384
   Salzgitter AG................................................................           8,602           515,551
   SAP AG.......................................................................          98,599         5,961,444
  #SAP AG Sponsored ADR.........................................................          47,850         2,893,968
 #*SGL Carbon SE................................................................           8,456           427,523
   Siemens AG...................................................................          64,938         6,132,479
   Siemens AG Sponsored ADR.....................................................          67,650         6,378,718
   Software AG..................................................................           9,360           305,712
   Suedzucker AG................................................................          10,416           308,322
   Symrise AG...................................................................          14,463           412,447
  #ThyssenKrupp AG..............................................................          70,267         2,003,048
   United Internet AG...........................................................          17,308           324,045
   Volkswagen AG................................................................           4,756           771,408
  #Wacker Chemie AG.............................................................           1,969           180,991
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       132,259,364
                                                                                                   ---------------
GREECE -- (0.1%)
   Coca-Cola Hellenic Bottling Co. S.A..........................................          26,255           486,787
   Hellenic Petroleum S.A.......................................................          15,660           118,144
  *National Bank of Greece S.A..................................................         110,958           398,303
  *OPAP S.A.....................................................................          31,172           319,161
                                                                                                   ---------------
TOTAL GREECE....................................................................                         1,322,395
                                                                                                   ---------------
HONG KONG -- (2.1%)
  #AAC Technologies Holdings, Inc...............................................         118,000           288,461
  *AIA Group, Ltd...............................................................         286,200           956,240
   ASM Pacific Technology, Ltd..................................................          28,100           362,129
  #Bank of East Asia, Ltd.......................................................         261,910         1,068,763

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   BOC Hong Kong Holdings, Ltd..................................................         635,500   $     1,675,748
   Brightoil Petroleum Holdings, Ltd............................................         333,000            71,594
   Cafe de Coral Holdings, Ltd..................................................          20,000            45,729
  #Cathay Pacific Airways, Ltd..................................................         185,000           367,758
   Cheung Kong Holdings, Ltd....................................................         228,600         3,068,616
   Cheung Kong Infrastructure Holdings, Ltd.....................................          83,000           472,784
   Chow Sang Sang Holdings International, Ltd...................................          56,000           132,538
   CLP Holdings, Ltd............................................................         238,900         1,953,235
   Dah Chong Hong Holdings, Ltd.................................................          87,000           109,374
   Dah Sing Financial Holdings, Ltd.............................................          17,200            59,264
   Esprit Holdings, Ltd.........................................................         230,280           340,389
   First Pacific Co., Ltd.......................................................         312,400           357,155
 #*Foxconn International Holdings, Ltd..........................................         318,000           218,644
  *Galaxy Entertainment Group, Ltd..............................................         184,000           400,883
  *Genting Hong Kong, Ltd.......................................................          83,000            28,621
   Giordano International, Ltd..................................................         292,000           233,251
   Great Eagle Holdings, Ltd....................................................          60,743           149,781
  *G-Resources Group, Ltd.......................................................         969,000            59,875
   Hang Lung Group, Ltd.........................................................         154,000           978,917
   Hang Lung Properties, Ltd....................................................         389,000         1,338,162
  #Hang Seng Bank, Ltd..........................................................         107,000         1,386,079
   Henderson Land Development Co., Ltd..........................................         181,527           987,289
  *HKT Trust and HKT, Ltd.......................................................           9,549             6,132
   Hong Kong & China Gas Co., Ltd...............................................         690,053         1,638,764
   Hong Kong & Shanghai Hotels, Ltd.............................................         103,525           138,167
   Hong Kong Exchanges & Clearing, Ltd..........................................         141,600         2,455,720
   Hopewell Holdings, Ltd.......................................................         133,000           348,060
   Hutchison Whampoa, Ltd.......................................................         346,500         3,291,257
   Hysan Development Co., Ltd...................................................          58,638           231,433
   Johnson Electric Holdings, Ltd...............................................         273,500           161,528
   Kerry Properties, Ltd........................................................         120,393           462,903
   Kingston Financial Group, Ltd................................................         822,000            83,678
   Li & Fung, Ltd...............................................................         828,000         1,801,041
   Lifestyle International Holdings, Ltd........................................          80,500           188,985
   Luk Fook Holdings International, Ltd.........................................          50,000           183,498
  *Mongolian Mining Corp........................................................          94,000            75,531
   MTR Corp., Ltd...............................................................         219,040           730,713
   New World Development Co., Ltd...............................................         580,600           635,185
  *Noble Group, Ltd.............................................................         624,000           666,045
   NWS Holdings, Ltd............................................................         183,304           296,841
   Orient Overseas International, Ltd...........................................          28,500           148,424
  #Pacific Basin Shipping, Ltd..................................................         172,000            81,551
   PCCW, Ltd....................................................................         439,265           138,665
   Power Assets Holdings, Ltd...................................................         164,207         1,182,649
  *Sands China, Ltd.............................................................         347,200         1,165,300
   Shangri-La Asia, Ltd.........................................................         233,655           486,138
  #Sino Land Co., Ltd...........................................................         591,377           985,068
   SJM Holdings, Ltd............................................................         263,000           471,207
   SmarTone Telecommunications Holdings, Ltd....................................          23,000            38,845
   Stella International Holdings, Ltd...........................................          40,000            91,825
   Sun Hung Kai Properties, Ltd.................................................         239,709         3,325,804
  #Techtronic Industries Co., Ltd...............................................         214,000           237,564
   Television Broadcasts, Ltd...................................................          52,000           302,622
   Texwinca Holdings, Ltd.......................................................          22,000            24,144
   Trinity, Ltd.................................................................         192,000           154,473
   United Laboratories International Holdings, Ltd. (The).......................          92,000            58,055
  #VTech Holdings, Ltd..........................................................          23,900           249,786
   Wharf Holdings, Ltd..........................................................         255,609         1,457,911
   Wheelock & Co., Ltd..........................................................         152,000           484,989
   Wing Hang Bank, Ltd..........................................................          31,500           290,518
  #Wynn Macau, Ltd..............................................................         240,000           616,063

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  #Xinyi Glass Holdings, Ltd....................................................         174,000   $       102,842
   Yue Yuen Industrial Holdings, Ltd............................................         117,000           357,885
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                        42,959,088
                                                                                                   ---------------
IRELAND -- (0.2%)
  *CRH P.L.C. (0182704).........................................................          58,058         1,157,183
   CRH P.L.C. (4182249).........................................................          12,224           242,896
  #CRH P.L.C. Sponsored ADR.....................................................          59,347         1,182,786
   Dragon Oil P.L.C.............................................................          43,868           359,928
  *Elan Corp. P.L.C.............................................................          22,589           301,088
  *Elan Corp. P.L.C. Sponsored ADR..............................................          58,971           802,595
   Kerry Group P.L.C. Series A (0490656)........................................          18,318           672,961
   Kerry Group P.L.C. Series A (4519579)........................................             458            16,842
   Paddy Power P.L.C............................................................              52             2,887
  *Ryanair Holdings P.L.C.......................................................          33,520           184,562
                                                                                                   ---------------
TOTAL IRELAND...................................................................                         4,923,728
                                                                                                   ---------------
ISRAEL -- (0.5%)
  *Azrieli Group, Ltd...........................................................           1,917            46,756
   Bank Hapoalim B.M............................................................         174,606           606,405
   Bank Leumi Le-Israel B.M.....................................................         202,683           658,461
   Bezeq Israeli Telecommunication Corp., Ltd...................................         246,778           426,289
   Cellcom Israel, Ltd..........................................................           6,551            95,034
  *Delek Group, Ltd.............................................................             390            82,803
   Elbit Systems, Ltd...........................................................           2,839           118,068
   Israel Chemicals, Ltd........................................................          78,347           817,733
  *Israel Discount Bank, Ltd. Series A..........................................         132,967           190,730
   Migdal Insurance & Financial Holding, Ltd....................................          29,968            44,042
   Mizrahi Tefahot Bank, Ltd....................................................          22,752           198,428
  *NICE Systems, Ltd. Sponsored ADR.............................................          10,826           389,303
   Partner Communications Co., Ltd..............................................           8,183            67,411
  #Partner Communications Co., Ltd. ADR.........................................           3,525            28,870
   Paz Oil Co., Ltd.............................................................              85            11,333
   Teva Pharmaceutical Industries, Ltd..........................................           1,894            85,513
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR...........................         127,175         5,739,408
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                         9,606,587
                                                                                                   ---------------
ITALY -- (1.8%)
  #A2A SpA......................................................................         161,586           154,039
   Assicurazioni Generali SpA...................................................         190,572         2,978,638
   Atlantia SpA.................................................................          52,698           821,246
   Autogrill SpA................................................................          14,553           159,715
  #Banca Carige SpA.............................................................         113,241           224,045
   Banca Monte Dei Paschi di Siena SpA..........................................         772,339           294,004
   Banca Popolare dell'Emilia Romagna Scarl.....................................           5,000            37,651
   Davide Campari - Milano SpA..................................................          51,808           345,472
   Enel SpA.....................................................................         781,007         3,198,829
   Eni SpA......................................................................         256,110         5,674,571
   Eni SpA Sponsored ADR........................................................          67,664         3,011,048
  *Fiat Industrial SpA..........................................................         127,002         1,248,078
 #*Fiat SpA.....................................................................         124,738           750,729
  #Fiat SpA Sponsored ADR.......................................................           7,000            42,700
  #Finmeccanica SpA.............................................................          73,984           333,892
   Intesa Sanpaolo SpA..........................................................       1,743,981         3,340,348
  #Intesa Sanpaolo SpA Sponsored ADR............................................          13,601           155,867
 #*Lottomatica SpA..............................................................           9,353           156,877
   Luxottica Group SpA..........................................................          17,806           585,652
  *Mediaset SpA.................................................................         105,051           311,059
   Mediobanca SpA...............................................................         101,189           595,907
  #Mediolanum SpA...............................................................          29,155           125,363

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Parmalat SpA.................................................................         115,999   $       220,114
  #Pirelli & Co. SpA............................................................          39,090           362,287
   Prysmian SpA.................................................................          33,580           505,463
   Saipem SpA...................................................................          41,842         1,962,804
   Snam SpA.....................................................................         196,655           886,566
   Telecom Italia SpA...........................................................         932,961           950,733
  #Telecom Italia SpA Sponsored ADR.............................................          80,065           818,264
  #Tenaris SA ADR...............................................................          40,641         1,595,566
   Terna Rete Elettrica Nazionale SpA...........................................         169,541           621,362
  #Tod's SpA....................................................................             653            58,736
  #UniCredit SpA................................................................         682,109         3,402,165
  #Unione di Banche Italiane ScpA...............................................         100,036           460,467
                                                                                                   ---------------
TOTAL ITALY.....................................................................                        36,390,257
                                                                                                   ---------------
JAPAN -- (17.1%)
   77 Bank, Ltd. (The)..........................................................          81,000           373,918
   ABC-Mart, Inc................................................................           4,700           168,395
   Advantest Corp...............................................................           9,840           113,239
  #Advantest Corp. ADR..........................................................          10,000           114,500
  #AEON Co., Ltd................................................................         101,200         1,336,464
   Aeon Mall Co., Ltd...........................................................           8,680           192,686
   Air Water, Inc...............................................................          20,000           263,901
   Aisin Seiki Co., Ltd.........................................................          30,300           959,221
   Ajinomoto Co., Inc...........................................................          98,000         1,186,121
   Alfresa Holdings Corp........................................................           8,700           381,883
   All Nippon Airways Co., Ltd..................................................         123,000           359,086
   Alps Electric Co., Ltd.......................................................          16,800           130,520
   Amada Co., Ltd...............................................................          76,000           526,812
  #Anritsu Corp.................................................................           7,000            83,627
   Aozora Bank, Ltd.............................................................          85,000           237,068
   Asahi Glass Co., Ltd.........................................................         180,000         1,468,284
   Asahi Group Holdings, Ltd....................................................          63,100         1,398,724
   Asahi Kasei Corp.............................................................         202,000         1,282,135
  #Asatsu-DK, Inc...............................................................           2,700            75,358
   Asics Corp...................................................................          23,000           261,442
   Astellas Pharma, Inc.........................................................          70,755         2,907,363
   Autobacs Seven Co., Ltd......................................................           3,300           152,747
   Awa Bank, Ltd. (The).........................................................          36,000           244,421
   Bank of Kyoto, Ltd. (The)....................................................          55,000           475,194
   Bank of Yokohama, Ltd. (The).................................................         222,000         1,030,991
   Benesse Holdings, Inc........................................................           9,700           452,085
   Bridgestone Corp.............................................................         103,800         2,375,054
   Brother Industries, Ltd......................................................          37,300           503,156
   Calsonic Kansei Corp.........................................................          34,000           213,497
   Canon Marketing Japan, Inc...................................................           7,000            85,835
   Canon, Inc...................................................................          94,700         4,065,027
  #Canon, Inc. Sponsored ADR....................................................          81,604         3,496,731
   Capcom Co., Ltd..............................................................           6,900           153,335
  #Casio Computer Co., Ltd......................................................          35,900           211,251
   Central Japan Railway Co., Ltd...............................................             205         1,764,731
   Century Tokyo Leasing Corp...................................................           5,500           112,533
   Chiba Bank, Ltd. (The).......................................................         134,000           833,873
  #Chiyoda Corp.................................................................          23,000           268,830
   Chubu Electric Power Co., Ltd................................................          88,300         1,626,755
  #Chugai Pharmaceutical Co., Ltd...............................................          31,200           497,013
   Chugoku Bank, Ltd. (The).....................................................          28,000           382,697
   Chugoku Electric Power Co., Ltd. (The).......................................          37,200           681,357
  #Chuo Mitsui Trust Holdings, Inc..............................................         539,210         1,691,554
   Circle K Sunkus Co., Ltd.....................................................           5,100            88,166
   Citizen Holdings Co., Ltd....................................................          56,700           344,810
   Coca-Cola West Co., Ltd......................................................          13,100           225,646

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   COMSYS Holdings Corp.........................................................          14,200   $       159,046
   Cosmo Oil Co., Ltd...........................................................         128,000           373,149
   Credit Saison Co., Ltd.......................................................          34,200           697,804
   Dai Nippon Printing Co., Ltd.................................................         110,000         1,186,270
  #Daicel Chemical Industries, Ltd..............................................          65,000           408,730
   Daido Steel Co., Ltd.........................................................          37,000           242,884
   Daihatsu Motor Co., Ltd......................................................          27,000           522,374
   Dai-ichi Life Insurance Co., Ltd. (The)......................................           1,475         1,548,510
   Daiichi Sankyo Co., Ltd......................................................         102,846         1,963,477
   Daikin Industries, Ltd.......................................................          34,200           993,805
   Dainippon Screen Manufacturing Co., Ltd......................................          35,000           294,869
   Dainippon Sumitomo Pharma Co., Ltd...........................................          23,000           265,845
   Daito Trust Construction Co., Ltd............................................          10,600         1,000,856
   Daiwa House Industry Co., Ltd................................................          78,000           986,713
   Daiwa Securities Group, Inc..................................................         303,000         1,091,757
   DeNa Co., Ltd................................................................          12,400           314,606
   Denki Kagaku Kogyo K.K.......................................................          71,000           280,856
   Denso Corp...................................................................          81,800         2,436,447
   Dentsu, Inc..................................................................          28,500           953,419
   DIC Corp.....................................................................         158,000           297,616
  #Disco Corp...................................................................           2,600           140,708
  #Don Quijote Co., Ltd.........................................................           8,100           301,672
   Dowa Holdings Co., Ltd.......................................................          33,200           220,971
   East Japan Railway Co........................................................          45,400         2,946,641
   Ebara Corp...................................................................          84,000           327,728
   Eisai Co., Ltd...............................................................          41,100         1,703,628
   Electric Power Development Co., Ltd..........................................          16,900           449,529
 #*Elpida Memory, Inc...........................................................          52,100           221,342
   Exedy Corp...................................................................           5,600           171,373
   Ezaki Glico Co., Ltd.........................................................          10,000           113,019
   FamilyMart Co., Ltd..........................................................          10,600           430,000
   FANUC Corp...................................................................          30,500         5,135,209
   Fast Retailing Co., Ltd......................................................           7,700         1,534,759
   Fuji Electric Holdings Co., Ltd..............................................          76,000           201,320
   Fuji Heavy Industries, Ltd...................................................          98,000           667,686
   Fuji Television Network, Inc.................................................              76           117,755
   FUJIFILM Holdings Corp.......................................................          81,600         1,938,863
   Fujitsu, Ltd.................................................................         285,440         1,527,877
   Fukuoka Financial Group, Inc.................................................         146,000           624,693
   Fukuyama Transporting Co., Ltd...............................................          29,000           170,825
   Furukawa Electric Co., Ltd...................................................         113,000           301,835
   Glory, Ltd...................................................................           6,200           134,978
  #GS Yuasa Corp................................................................          47,000           277,737
   Gunma Bank, Ltd. (The).......................................................          80,000           436,784
   H2O Retailing Corp...........................................................          13,000           102,042
   Hachijuni Bank, Ltd. (The)...................................................          72,000           422,829
   Hakuhodo DY Holdings, Inc....................................................           4,500           276,697
   Hamamatsu Photonics K.K......................................................           9,400           338,627
  *Hankyu Hanshin Holdings, Inc.................................................         187,000           839,808
   Heiwa Corp...................................................................           6,700           120,633
   Hikari Tsushin, Inc..........................................................           3,800            98,728
   Hino Motors, Ltd.............................................................          37,000           238,077
  #Hirose Electric Co., Ltd.....................................................           5,000           481,251
   Hiroshima Bank, Ltd. (The)...................................................          87,000           409,718
   Hisamitsu Pharmaceutical Co., Inc............................................           8,700           377,467
   Hitachi Capital Corp.........................................................          11,400           172,081
   Hitachi Chemical Co., Ltd....................................................          12,500           220,727
  #Hitachi Construction Machinery Co., Ltd......................................          17,500           346,829
   Hitachi High-Technologies Corp...............................................           9,300           204,465
  #Hitachi Metals, Ltd..........................................................          25,000           287,486
   Hitachi Transport System, Ltd................................................           5,500            93,718

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Hitachi, Ltd.................................................................         356,000   $     1,980,370
   Hitachi, Ltd. ADR............................................................          34,892         1,934,064
   Hokkaido Electric Power Co., Inc.............................................          25,000           356,595
   Hokuhoku Financial Group, Inc................................................         224,000           448,677
   Hokuriku Electric Power Co., Inc.............................................          22,200           431,345
  #Honda Motor Co., Ltd.........................................................         117,700         4,062,016
   Honda Motor Co., Ltd. Sponsored ADR..........................................         141,423         4,815,453
   Hoshizaki Electric Co., Ltd..................................................           8,900           205,467
   House Foods Corp.............................................................          11,500           214,422
   Hoya Corp....................................................................          66,000         1,402,912
   Ibiden Co., Ltd..............................................................          21,600           440,820
   Idemitsu Kosan Co., Ltd......................................................           4,700           509,548
   IHI Corp.....................................................................         221,000           581,963
   Inpex Corp...................................................................             361         2,469,810
   Isetan Mitsukoshi Holdings, Ltd..............................................          74,080           836,143
   Isuzu Motors, Ltd............................................................         183,000           929,349
   Ito En, Ltd..................................................................           5,600            95,359
   ITOCHU Corp..................................................................         244,300         2,660,279
   Itochu Techno-Solutions Corp.................................................           4,200           194,942
   Iyo Bank, Ltd. (The).........................................................          43,000           414,105
   Izumi Co., Ltd...............................................................           5,000            88,560
   J. Front Retailing Co., Ltd..................................................          99,800           492,709
   Japan Petroleum Exploration Co., Ltd.........................................           3,200           141,930
   Japan Steel Works, Ltd. (The)................................................          45,000           364,539
   Japan Tobacco, Inc...........................................................             717         3,540,497
   JFE Holdings, Inc............................................................          77,100         1,377,416
   JGC Corp.....................................................................          30,000           829,916
   Joyo Bank, Ltd. (The)........................................................         122,000           541,296
   JS Group Corp................................................................          44,540           922,781
   JSR Corp.....................................................................          31,100           638,392
   JTEKT Corp...................................................................          38,960           417,896
   JX Holdings, Inc.............................................................         381,270         2,312,069
   Kagome Co., Ltd..............................................................          11,100           222,927
   Kagoshima Bank, Ltd. (The)...................................................          13,000            89,996
   Kajima Corp..................................................................         115,000           389,445
   Kakaku.com, Inc..............................................................           3,600           116,929
   Kamigumi Co., Ltd............................................................          53,000           467,513
   Kaneka Corp..................................................................          56,000           313,849
   Kansai Electric Power Co., Inc...............................................         103,100         1,663,179
   Kansai Paint Co., Ltd........................................................          31,000           293,294
   Kao Corp.....................................................................          83,700         2,206,314
   Kawasaki Heavy Industries, Ltd...............................................         200,000           589,697
  #Kawasaki Kisen Kaisha, Ltd...................................................         116,000           220,074
   KDDI Corp....................................................................             409         2,597,328
   Keihan Electric Railway Co., Ltd.............................................          75,000           372,918
   Keikyu Corp..................................................................          61,000           560,341
   Keio Corp....................................................................          83,000           612,602
   Keisei Electric Railway Co., Ltd.............................................          39,000           294,303
   Keiyo Bank, Ltd. (The).......................................................          21,000           103,654
   Kewpie Corp..................................................................          16,300           241,736
   Keyence Corp.................................................................           6,592         1,648,640
   Kikkoman Corp................................................................          26,000           302,137
   Kinden Corp..................................................................          35,000           307,070
  #Kintetsu Corp................................................................         199,280           802,678
   Kirin Holdings Co., Ltd......................................................         131,000         1,611,916
  #Kobayashi Pharmaceutical Co., Ltd............................................           2,700           139,036
   Kobe Steel, Ltd..............................................................         464,000           763,144
   Koito Manufacturing Co., Ltd.................................................          14,000           226,286
   Komatsu, Ltd.................................................................         146,100         4,120,197
   Komeri Co., Ltd..............................................................           5,000           153,875
   Konami Co., Ltd..............................................................           8,600           228,002

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Konami Corp. ADR.............................................................           3,500   $        92,470
   Konica Minolta Holdings, Inc.................................................          85,500           623,605
   Kose Corp....................................................................           3,690            91,180
   K's Holdings Corp............................................................           6,239           218,644
   Kubota Corp..................................................................         129,000         1,166,632
   Kubota Corp. Sponsored ADR...................................................           9,951           449,288
   Kuraray Co., Ltd.............................................................          48,800           710,713
   Kurita Water Industries, Ltd.................................................          18,700           509,414
   KYB Co., Ltd.................................................................          14,000            74,753
   Kyocera Corp.................................................................          14,600         1,247,527
  #Kyocera Corp. Sponsored ADR..................................................          10,829           922,631
   Kyowa Hakko Kirin Co., Ltd...................................................          45,000           555,575
   Kyushu Electric Power Co., Inc...............................................          47,800           687,667
   Lawson, Inc..................................................................           9,300           565,898
   Lintec Corp..................................................................           7,200           137,559
   Lion Corp....................................................................          34,000           204,835
  *M3, Inc......................................................................              46           198,969
   Mabuchi Motor Co., Ltd.......................................................           3,400           146,114
   Makita Corp..................................................................          16,500           624,417
   Makita Corp. Sponsored ADR...................................................           1,630            61,598
   Marubeni Corp................................................................         262,000         1,811,967
   Marui Group Co., Ltd.........................................................          51,600           415,443
   Maruichi Steel Tube, Ltd.....................................................          11,700           273,458
 #*Matsui Securities Co., Ltd...................................................           9,700            52,711
 #*Mazda Motor Corp.............................................................         281,000           466,053
   Medipal Holdings Corp........................................................          34,300           374,477
   Meiji Holdings Co., Ltd......................................................          12,256           536,789
  *Minebea Co., Ltd.............................................................          45,000           200,906
   Miraca Holdings, Inc.........................................................           9,200           345,194
   Misumi Group, Inc............................................................          10,000           233,633
   Mitsubishi Chemical Holdings Corp............................................         238,990         1,345,077
   Mitsubishi Corp..............................................................         238,500         5,454,091
   Mitsubishi Electric Corp.....................................................         300,000         2,701,043
   Mitsubishi Estate Co., Ltd...................................................         193,000         3,089,487
   Mitsubishi Gas Chemical Co., Inc.............................................          72,000           407,375
   Mitsubishi Heavy Industries, Ltd.............................................         484,000         2,221,667
   Mitsubishi Logistics Corp....................................................          16,000           184,856
   Mitsubishi Materials Corp....................................................         183,000           572,876
  *Mitsubishi Motors Corp.......................................................         542,000           656,144
   Mitsubishi Shokuhin Co., Ltd.................................................           1,100            31,243
   Mitsubishi Tanabe Pharma Corp................................................          35,800           505,931
   Mitsubishi UFJ Financial Group, Inc..........................................         702,272         3,244,778
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................       1,455,897         6,682,567
   Mitsubishi UFJ Lease & Finance Co., Ltd......................................           2,000            83,896
   Mitsui & Co., Ltd............................................................         225,400         3,831,667
   Mitsui & Co., Ltd. Sponsored ADR.............................................           2,745           933,300
   Mitsui Chemicals, Inc........................................................         142,000           449,998
   Mitsui Engineering & Shipbuilding Co., Ltd...................................         136,000           239,895
   Mitsui Fudosan Co., Ltd......................................................         143,000         2,359,869
   Mitsui Mining & Smelting Co., Ltd............................................          80,000           218,849
  #Mitsui O.S.K. Lines, Ltd.....................................................         205,000           776,699
   Mizuho Financial Group, Inc..................................................       2,818,505         4,268,324
   Mizuho Financial Group, Inc. ADR.............................................         312,894           938,682
   Mochida Pharmaceutical Co., Ltd..............................................           8,000            90,792
   MS&AD Insurance Group Holdings, Inc..........................................          96,295         1,979,233
   Murata Manufacturing Co., Ltd................................................          31,600         1,808,653
   Nabtesco Corp................................................................          15,000           319,917
   Nagase & Co., Ltd............................................................          16,500           191,531
   Nagoya Railroad Co., Ltd.....................................................          96,000           276,026
   Namco Bandai Holdings, Inc...................................................          25,900           369,311
  #Nankai Electric Railway Co., Ltd.............................................          66,000           303,165

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nanto Bank, Ltd. (The).......................................................          41,000   $       223,759
  *NEC Corp.....................................................................         489,546           979,782
   Net One Systems Co., Ltd.....................................................              44           112,199
   NGK Insulators, Ltd..........................................................          39,000           501,576
   NGK Spark Plug Co., Ltd......................................................          21,000           259,706
   NHK Spring Co., Ltd..........................................................          23,000           221,177
   Nichirei Corp................................................................          34,000           167,220
   Nidec Corp...................................................................          10,800         1,024,768
  #Nidec Corp. ADR..............................................................          26,554           635,703
   Nifco, Inc...................................................................           2,700            72,294
   Nikon Corp...................................................................          53,300         1,306,997
   Nintendo Co., Ltd............................................................          15,200         2,064,265
  *Nippon Electric Glass Co., Ltd...............................................          71,500           623,488
   Nippon Express Co., Ltd......................................................         171,000           686,262
   Nippon Kayaku Co., Ltd.......................................................          19,000           182,963
   Nippon Meat Packers, Inc.....................................................          39,000           496,462
   Nippon Paint Co., Ltd........................................................          39,000           288,393
  #Nippon Paper Group, Inc......................................................          23,100           496,222
   Nippon Sheet Glass Co., Ltd..................................................         179,000           361,986
   Nippon Shokubai Co., Ltd.....................................................          23,000           259,902
   Nippon Steel Corp............................................................         881,000         2,166,165
   Nippon Telegraph & Telephone Corp............................................          50,500         2,533,345
   Nippon Telegraph & Telephone Corp. ADR.......................................          20,771           519,898
   Nippon Television Network Corp...............................................           1,310           203,005
  #Nippon Yusen K.K.............................................................         293,000           744,511
   Nipro Corp...................................................................          10,000            89,390
   Nishi-Nippon Bank, Ltd.......................................................         119,000           349,442
   Nishi-Nippon Railroad Co., Ltd...............................................          41,000           204,364
   Nissan Chemical Industries, Ltd..............................................          15,000           150,153
   Nissan Motor Co., Ltd........................................................         396,200         3,753,323
   Nissan Shatai Co., Ltd.......................................................          16,000           166,694
   Nisshin Seifun Group, Inc....................................................          40,000           484,994
   Nisshin Steel Co., Ltd.......................................................         117,000           181,662
   Nisshinbo Holdings, Inc......................................................          29,000           291,613
   Nissin Foods Holdings Co., Ltd...............................................          10,000           381,103
   Nitori Holdings Co., Ltd.....................................................           5,350           492,025
   Nitto Denko Corp.............................................................          24,900           886,078
   NKSJ Holdings, Inc...........................................................          65,450         1,429,078
   NOK Corp.....................................................................          15,000           281,030
   Nomura Holdings, Inc.........................................................         273,200         1,007,203
  #Nomura Holdings, Inc. ADR....................................................         348,997         1,273,839
   Nomura Real Estate Holdings, Inc.............................................          13,600           211,759
   Nomura Research Institute, Ltd...............................................          13,600           310,200
   NSK, Ltd.....................................................................          66,000           491,704
   NTN Corp.....................................................................          93,000           383,707
   NTT Data Corp................................................................             210           690,242
   NTT DoCoMo, Inc..............................................................           1,903         3,383,993
  #NTT DoCoMo, Inc. Sponsored ADR...............................................          51,866           922,177
   Obayashi Corp................................................................         121,000           583,652
   Obic Co., Ltd................................................................           1,000           193,921
  #Odakyu Electric Railway Co., Ltd.............................................          79,000           785,403
   OJI Paper Co., Ltd...........................................................         148,000           761,929
   Olympus Corp.................................................................          31,200           527,157
  #Omron Corp...................................................................          29,000           581,268
  #Ono Pharmaceutical Co., Ltd..................................................          11,400           639,241
   Onward Holdings Co., Ltd.....................................................          18,000           146,118
   Oracle Corp. Japan...........................................................           5,300           185,723
   Oriental Land Co., Ltd.......................................................           8,400           893,807
   Osaka Gas Co., Ltd...........................................................         247,000           993,087
   Osaka Titanium Technologies Co., Ltd.........................................           2,500           113,069
   Otsuka Corp..................................................................           1,700           121,996

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  *Pacific Metals Co., Ltd......................................................          19,000   $       106,902
   Panasonic Corp...............................................................         267,688         2,167,101
   Panasonic Corp. Sponsored ADR................................................         108,991           881,737
   Park24 Co., Ltd..............................................................          18,900           243,411
  *Pioneer Electronic Corp......................................................           6,600            31,616
  *Renesas Electronics Corp.....................................................           9,900            62,877
   Rengo Co., Ltd...............................................................          44,000           312,874
   Resona Holdings, Inc.........................................................         301,400         1,347,208
   Ricoh Co., Ltd...............................................................         124,000         1,047,969
   Rinnai Corp..................................................................           5,500           382,569
   Rohm Co., Ltd................................................................          17,900           887,161
   Rohto Pharmaceutical Co., Ltd................................................          11,000           134,454
   Ryohin Keikaku Co., Ltd......................................................           3,400           169,830
   Sankyo Co., Ltd..............................................................          10,000           489,720
   Sankyu, Inc..................................................................           7,000            27,009
  #Sanrio Co., Ltd..............................................................           5,500           246,902
   Santen Pharmaceutical Co., Ltd...............................................          10,100           414,668
  #Sapporo Holdings, Ltd........................................................          31,000           119,926
   Sawai Pharmaceutical Co., Ltd................................................           2,200           236,929
  #SBI Holdings, Inc............................................................           4,055           306,745
   SCSK Corp....................................................................           1,800            30,239
   Secom Co., Ltd...............................................................          34,500         1,616,501
   Sega Sammy Holdings, Inc.....................................................          27,948           607,786
   Seiko Epson Corp.............................................................          26,700           340,791
   Seino Holdings Co., Ltd......................................................          21,000           160,880
   Sekisui Chemical Co., Ltd....................................................          80,000           702,364
  #Sekisui House, Ltd...........................................................          97,560           917,400
   Senshu Ikeda Holdings, Inc...................................................         174,100           263,337
   Seven & I Holdings Co., Ltd..................................................         119,876         3,383,574
   Sharp Corp...................................................................         178,000         1,535,268
   Shiga Bank, Ltd..............................................................          37,000           250,501
   Shikoku Electric Power Co., Inc..............................................          24,200           701,925
   Shimadzu Corp................................................................          33,000           288,364
   Shimamura Co., Ltd...........................................................           3,600           372,583
   Shimano, Inc.................................................................           9,700           477,391
   Shimizu Corp.................................................................         118,000           539,601
   Shin-Etsu Chemical Co., Ltd..................................................          63,200         3,291,209
   Shinsei Bank, Ltd............................................................         187,000           211,405
  #Shionogi & Co., Ltd..........................................................          44,200           590,720
   Shiseido Co., Ltd............................................................          50,900           936,925
   Shizuoka Bank, Ltd...........................................................         105,000         1,080,244
   Showa Denko K.K..............................................................         247,000           539,891
  #Showa Shell Sekiyu K.K.......................................................          44,800           307,683
   SKY Perfect JSAT Holdings, Inc...............................................             293           151,640
   SMC Corp.....................................................................           8,200         1,424,384
   Softbank Corp................................................................         141,800         3,962,719
   Sojitz Corp..................................................................         274,900           474,758
   Sony Corp....................................................................          96,700         1,768,014
  #Sony Corp. Sponsored ADR.....................................................          74,848         1,363,731
  #Sony Financial Holdings, Inc.................................................          22,600           376,776
   Sotetsu Holdings, Inc........................................................          32,000           103,397
   Square Enix Holdings Co., Ltd................................................           7,600           153,498
   Stanley Electric Co., Ltd....................................................          25,000           384,338
   Sugi Holdings Co., Ltd.......................................................           3,800           106,138
  *Sumco Corp...................................................................          16,700           143,300
   Sumitomo Bakelite Co., Ltd...................................................          33,000           192,548
   Sumitomo Chemical Co., Ltd...................................................         275,000         1,109,905
   Sumitomo Corp................................................................         192,900         2,780,378
   Sumitomo Electric Industries, Ltd............................................         127,100         1,535,555
   Sumitomo Forestry Co., Ltd...................................................          21,600           193,794
   Sumitomo Heavy Industries, Ltd...............................................          78,000           500,684

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sumitomo Metal Industries, Ltd...............................................         550,000   $       984,402
   Sumitomo Metal Mining Co., Ltd...............................................          92,000         1,328,587
   Sumitomo Mitsui Financial Group, Inc.........................................         229,940         7,353,547
   Sumitomo Realty & Development Co., Ltd.......................................          59,000         1,124,386
   Sumitomo Rubber Industries, Ltd..............................................          27,600           329,352
   Sundrug Co., Ltd.............................................................           3,000            89,010
   Suruga Bank, Ltd.............................................................          35,000           311,938
  #Suzuken Co., Ltd.............................................................          13,980           408,690
   Suzuki Motor Corp............................................................          53,500         1,222,773
  #Sysmex Corp..................................................................          10,900           360,610
   T&D Holdings, Inc............................................................         102,400         1,044,226
   Taiheiyo Cement Corp.........................................................         158,000           346,956
   Taisei Corp..................................................................         183,000           507,011
  *Taisho Pharmaceutical Holdings Co., Ltd......................................           6,400           562,582
   Taiyo Nippon Sanso Corp......................................................          33,000           230,575
   Takashimaya Co., Ltd.........................................................          64,000           498,574
  #Takata Corp..................................................................           6,800           155,242
   Takeda Pharmaceutical Co., Ltd...............................................         122,900         5,343,048
   TDK Corp.....................................................................          18,600           888,328
   TDK Corp. Sponsored ADR......................................................           1,900            87,438
   Teijin, Ltd..................................................................         170,000           552,308
   Terumo Corp..................................................................          25,500         1,224,582
   THK Co., Ltd.................................................................          20,000           431,064
   Tobu Railway Co., Ltd........................................................         102,000           534,882
   Toho Co., Ltd./Tokyo.........................................................          13,900           242,103
  #Toho Gas Co., Ltd............................................................          63,000           408,931
   Tohuku Electric Power Co., Inc...............................................          58,700           553,531
   Tokai Rika Co., Ltd..........................................................           6,900           115,886
   Tokio Marine Holdings, Inc...................................................         119,900         3,009,990
   Tokio Marine Holdings, Inc. ADR..............................................           4,182           104,466
  *Tokyo Electric Power Co., Ltd................................................         186,900           515,126
   Tokyo Electron, Ltd..........................................................          26,600         1,516,344
   Tokyo Gas Co., Ltd...........................................................         332,000         1,536,046
   Tokyu Corp...................................................................         143,000           704,616
   Tokyu Land Corp..............................................................         100,000           416,624
   TonenGeneral Sekiyu K.K......................................................          37,000           353,200
   Toppan Printing Co., Ltd.....................................................          98,000           785,637
   Toray Industries, Inc........................................................         226,000         1,701,825
   Toshiba Corp.................................................................         616,000         2,620,008
   Tosoh Corp...................................................................          94,000           265,728
   TOTO, Ltd....................................................................          46,000           375,272
   Toyo Seikan Kaisha, Ltd......................................................          25,100           372,196
   Toyo Suisan Kaisha, Ltd......................................................          12,000           295,938
   Toyobo Co., Ltd..............................................................          77,000           113,177
   Toyoda Gosei Co., Ltd........................................................          17,800           290,366
  #Toyota Boshoku Corp..........................................................           9,300           100,629
   Toyota Motor Corp............................................................         291,000        10,732,813
   Toyota Motor Corp. Sponsored ADR.............................................          81,534         5,991,118
   Toyota Tsusho Corp...........................................................          38,581           732,910
  *Trend Micro, Inc.............................................................          13,800           438,884
  *Trend Micro, Inc. Sponsored ADR..............................................             777            24,841
   TSUMURA & CO.................................................................           7,400           220,999
   Ube Industries, Ltd..........................................................         164,000           472,511
   Uni-Charm Corp...............................................................          18,300           962,683
   UNY Co., Ltd.................................................................          44,100           413,107
   Ushio, Inc...................................................................          14,000           204,646
   USS Co., Ltd.................................................................           3,260           311,818
   Wacoal Corp..................................................................          16,000           209,406
   West Japan Railway Co........................................................          22,500           956,068
   Yahoo Japan Corp.............................................................           2,531           774,434
  #Yakult Honsha Co., Ltd.......................................................          13,700           420,960

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Yamada Denki Co., Ltd........................................................          13,630   $       872,053
   Yamaguchi Financial Group, Inc...............................................          48,000           460,584
   Yamaha Corp..................................................................          30,200           278,477
   Yamaha Motor Co., Ltd........................................................          40,200           533,587
   Yamatake Corp................................................................           7,400           163,021
   Yamato Holdings Co., Ltd.....................................................          63,200         1,047,649
   Yamato Kogyo Co., Ltd........................................................           7,600           239,355
  #Yamazaki Baking Co., Ltd.....................................................          24,000           318,270
   Yaskawa Electric Corp........................................................          34,000           300,537
  *Yokogawa Electric Corp.......................................................          27,000           267,176
   Yokohama Rubber Co., Ltd.....................................................          44,000           264,393
  #Zensho Co., Ltd..............................................................           6,000            81,477
   Zeon Corp....................................................................          27,000           237,644
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                       353,006,076
                                                                                                   ---------------
NETHERLANDS -- (2.1%)
  *Aegon NV.....................................................................         340,888         1,656,076
   Akzo Nobel NV................................................................          43,066         2,247,158
  #Akzo Nobel NV Sponsored ADR..................................................           5,988           104,191
   ArcelorMittal NV.............................................................         131,806         2,707,700
   ArcelorMittal NV ADR.........................................................           5,700           116,964
   ASML Holding NV..............................................................          67,193         2,888,560
   Delta Lloyd NV...............................................................          19,438           356,250
   Fugro NV.....................................................................          11,112           732,525
   Heineken NV..................................................................          41,178         1,906,165
  #Imtech NV....................................................................          10,738           332,213
  *ING Groep NV.................................................................         292,411         2,667,830
  *ING Groep NV Sponsored ADR...................................................         345,739         3,149,682
   Koninklijke Ahold NV.........................................................         185,337         2,459,434
   Koninklijke Ahold NV ADR.....................................................           8,320           110,406
   Koninklijke Boskalis Westminster NV..........................................          12,064           468,424
   Koninklijke DSM NV...........................................................          26,240         1,348,729
   Koninklijke KPN NV...........................................................         240,138         2,635,128
   Koninklijke Philips Electronics NV...........................................         162,719         3,295,821
   Koninklijke Vopak NV.........................................................          12,727           693,007
   Randstad Holdings NV.........................................................          23,691           809,130
   Reed Elsevier NV.............................................................          52,282           623,978
  #Reed Elsevier NV ADR.........................................................          22,835           544,843
   Royal Dutch Shell P.L.C. Series A............................................          43,227         1,537,149
   SBM Offshore NV..............................................................          28,410           482,782
   TNT Express NV...............................................................          56,539           474,806
   Unilever NV..................................................................         256,875         8,560,441
   Wolters Kluwer NV............................................................          50,272           913,297
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                        43,822,689
                                                                                                   ---------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd..........................................         108,138           218,879
 #*Chorus, Ltd..................................................................          55,215           148,617
   Contact Energy, Ltd..........................................................          58,419           230,447
   Fletcher Building, Ltd.......................................................         102,428           550,872
   Sky City Entertainment Group, Ltd............................................          28,225            82,112
   Sky Network Television, Ltd..................................................          23,000            99,127
  #Telecom Corp. of New Zealand, Ltd............................................         276,078           481,423
   TrustPower, Ltd..............................................................          19,662           115,215
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                         1,926,692
                                                                                                   ---------------
NORWAY -- (0.9%)
   Aker ASA Series A............................................................           4,790           134,897
  *Aker Kvaerner ASA............................................................          23,335           287,084
  *Algeta ASA...................................................................             364             9,392

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NORWAY -- (Continued)
 #*Archer, Ltd..................................................................          31,266   $        72,355
   BW Offshore, Ltd.............................................................          49,873            75,407
   Cermaq ASA...................................................................           1,085            14,966
  *Det Norske Oljeselskap ASA...................................................           9,362           143,429
   DNB ASA......................................................................         183,897         1,940,135
  *DNO International ASA........................................................          83,791           116,438
   Fred Olsen Energy ASA........................................................           5,500           207,735
   Golar LNG, Ltd...............................................................           6,906           282,768
   Kongsberg Gruppen ASA........................................................           6,143           124,170
  #Marine Harvest ASA...........................................................         427,823           232,550
   Norsk Hydro ASA..............................................................         166,285           880,223
   Norsk Hydro ASA Sponsored ADR................................................          11,200            58,688
   Orkla ASA....................................................................         159,257         1,292,059
  *Petroleum Geo-Services ASA...................................................          38,970           500,601
   Prosafe ASA..................................................................          36,219           281,752
   Schibsted ASA................................................................           9,450           270,384
   SeaDrill, Ltd................................................................          52,792         1,965,757
  *Statoil Fuel & Retail ASA....................................................          18,766           139,044
   StatoilHydro ASA.............................................................         132,085         3,325,530
  #StatoilHydro ASA Sponsored ADR...............................................          45,656         1,153,271
   Stolt-Nielsen, Ltd...........................................................             617            13,299
   Storebrand ASA...............................................................          55,067           272,659
  *Subsea 7 SA..................................................................          49,257           998,487
   Telenor ASA..................................................................         132,891         2,167,611
   TGS Nopec Geophysical Co. ASA................................................          13,072           328,425
   Yara International ASA.......................................................          29,708         1,198,080
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        18,487,196
                                                                                                   ---------------
PORTUGAL -- (0.2%)
   Banco Espirito Santo SA......................................................         120,947           200,119
 #*Brisa SA.....................................................................          29,578            86,775
  #Cimpor Cimentos de Portugal SA...............................................          29,674           200,069
 #*EDP Renovaveis SA............................................................          35,708           205,715
   Energias de Portugal SA......................................................         334,621           976,836
   Galp Energia SGPS SA Series B................................................          36,253           585,321
  *Jeronimo Martins SGPS SA.....................................................          35,510           593,301
  *Portugal Telecom SA..........................................................         116,722           580,293
   Portugal Telecom SGPS SA Sponsored ADR.......................................          20,300           102,312
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                         3,530,741
                                                                                                   ---------------
SINGAPORE -- (1.3%)
   Asia Pacific Breweries, Ltd..................................................          14,000           323,856
  *Biosensors International Group, Ltd..........................................         128,000           164,761
   CapitaLand, Ltd..............................................................         414,750           864,754
   CapitaMalls Asia, Ltd........................................................         192,000           201,623
   City Developments, Ltd.......................................................          77,000           602,245
   ComfortDelGro Corp., Ltd.....................................................         215,000           253,300
  #Cosco Corp Singapore, Ltd....................................................         132,000           123,372
   DBS Group Holdings, Ltd......................................................         287,578         3,086,533
   Fraser & Neave, Ltd..........................................................         154,500           832,863
 #*Genting Singapore P.L.C......................................................         897,000         1,157,986
   Golden Agri-Resources, Ltd...................................................       1,140,000           663,883
   Great Eastern Holdings, Ltd..................................................           5,000            53,755
   GuocoLand, Ltd...............................................................          69,000           101,193
  *Indofood Agri Resources, Ltd.................................................          38,000            43,484
   Jardine Cycle & Carriage, Ltd................................................          15,339           624,752
   Keppel Corp., Ltd............................................................         212,600         1,829,733
  *Keppel Land, Ltd.............................................................         141,000           318,160
   M1, Ltd......................................................................          11,000            21,148
  #Neptune Orient Lines, Ltd....................................................         153,000           157,792
  #Olam International, Ltd......................................................         247,054           508,282

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   Oversea-Chinese Banking Corp., Ltd...........................................         406,380   $     2,768,892
  #Overseas Union Enterprise, Ltd...............................................          44,000            78,251
   Sakari Resources, Ltd........................................................          98,000           182,391
   SATS, Ltd....................................................................         120,736           219,540
   SembCorp Industries, Ltd.....................................................         135,320           511,775
  #SembCorp Marine, Ltd.........................................................         108,000           424,588
   SIA Engineering Co., Ltd.....................................................           2,000             5,514
   Singapore Airlines, Ltd......................................................          90,400           796,119
   Singapore Exchange, Ltd......................................................         118,000           607,979
   Singapore Land, Ltd..........................................................           4,000            18,643
   Singapore Post, Ltd..........................................................          99,000            76,670
  #Singapore Press Holdings, Ltd................................................         251,000           739,630
   Singapore Technologies Engineering, Ltd......................................         245,000           573,297
   Singapore Telecommunications, Ltd............................................       1,208,650         2,976,803
   SMRT Corp., Ltd..............................................................          59,000            81,654
   StarHub, Ltd.................................................................         110,000           247,248
   United Industrial Corp., Ltd.................................................          96,000           210,151
   United Overseas Bank, Ltd....................................................         196,941         2,703,433
   UOL Group, Ltd...............................................................          86,000           313,892
   Venture Corp., Ltd...........................................................          48,000           274,740
   Wilmar International, Ltd....................................................         286,000         1,213,515
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                        26,958,200
                                                                                                   ---------------
SPAIN -- (2.5%)
   Abertis Infraestructuras SA..................................................          68,476         1,155,762
   Acciona SA...................................................................           4,969           399,558
  #Acerinox SA..................................................................          22,488           319,523
  #Actividades de Construccion y Servicios SA...................................          23,826           736,238
 #*Amadeus IT Holding SA........................................................          50,414           864,944
   Banco Bilbao Vizcaya Argentaria SA...........................................         290,490         2,548,807
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.............................         508,343         4,453,085
  #Banco de Sabadell SA.........................................................         237,582           878,497
  #Banco Espanol de Credito SA..................................................           9,662            49,326
  #Banco Popular Espanol SA.....................................................         202,371           871,708
   Banco Santander SA (5705946).................................................         586,629         4,580,908
  *Banco Santander SA (B7LNLG9).................................................          12,722            99,014
  #Banco Santander SA Sponsored ADR.............................................         884,386         6,968,962
  #Bankinter SA.................................................................          38,692           260,147
   CaixaBank SA.................................................................         144,602           727,581
   Cintra Concesiones de Infraestructuras de Transporte SA......................          61,097           715,840
  *Distribuidora Internacional de Alimentacion SA...............................          85,692           396,671
   Ebro Foods SA................................................................           9,680           185,480
   Enagas SA....................................................................          31,768           636,977
  #Fomento de Construcciones y Contratas SA.....................................           7,734           181,994
   Gas Natural SDG SA...........................................................          67,366         1,103,990
 #*Grifols SA...................................................................          26,263           480,112
  #Iberdrola SA.................................................................         673,897         3,980,722
  #Indra Sistemas SA............................................................          13,729           181,081
   Industria de Diseno Textil SA................................................          36,027         3,148,257
  #Mapfre SA....................................................................         123,583           411,595
  #Mediaset Espana Comunicacion SA..............................................          31,341           183,563
   Prosegur Cia de Seguridad SA.................................................             719            33,204
   Red Electrica Corporacion SA.................................................          18,508           852,320
   Repsol YPF SA................................................................          55,602         1,533,190
   Repsol YPF SA Sponsored ADR..................................................          78,700         2,180,777
 #*Sacyr Vallehermoso SA........................................................          29,666           142,278
   Telefonica SA................................................................         257,889         4,500,694
  #Telefonica SA Sponsored ADR..................................................         387,489         6,750,058
  #Zardoya Otis SA..............................................................          21,440           306,159
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                        52,819,022
                                                                                                   ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (2.5%)
   Alfa Laval AB................................................................          53,510   $     1,098,420
   Assa Abloy AB Series B.......................................................          49,632         1,350,516
   Atlas Copco AB Series A......................................................         105,449         2,514,422
   Atlas Copco AB Series B......................................................          59,009         1,250,563
   Boliden AB...................................................................          56,325           966,149
   Electrolux AB Series B.......................................................          46,322           851,079
  #Elekta AB Series B...........................................................          12,981           621,143
   Getinge AB Series B..........................................................          33,640           915,206
  #Hennes & Mauritz AB Series B.................................................         169,963         5,568,589
   Hexagon AB Series B..........................................................          49,033           848,517
  *Husqvarna AB Series A........................................................          12,600            66,515
  *Husqvarna AB Series B........................................................          74,097           391,962
  *IGE Resources AB.............................................................           3,310             1,329
  *Lundin Petroleum AB..........................................................          36,534           825,010
  *Meda AB Series A.............................................................          45,419           480,544
   Millicom International Cellular SA SDR.......................................          11,079         1,096,822
   Modern Times Group AB Series B...............................................           8,037           403,058
   Nordea Bank AB...............................................................         460,307         3,864,015
   Ratos AB Series B............................................................          34,998           441,902
   Sandvik AB...................................................................         155,509         2,304,849
   Scania AB Series B...........................................................          46,379           801,146
   Securitas AB Series B........................................................          62,069           584,780
   Skandinaviska Enskilda Banken AB Series A....................................         247,040         1,556,972
   Skanska AB Series B..........................................................          71,219         1,246,907
   SKF AB Series B..............................................................          58,227         1,379,581
  #SSAB AB Series A.............................................................          34,790           365,835
   SSAB AB Series B.............................................................          10,905            99,953
  *Svenska Cellulosa AB Series A................................................           5,672            94,446
   Svenska Cellulosa AB Series B................................................         109,912         1,838,703
   Svenska Handelsbanken AB Series A............................................          84,362         2,537,470
   Swedbank AB Series A.........................................................         144,081         2,073,863
   Swedish Match AB.............................................................          30,700         1,070,415
   Tele2 AB Series B............................................................          54,772         1,047,370
  *Telefonaktiebolaget LM Ericsson AB Series A..................................          11,679           108,994
  *Telefonaktiebolaget LM Ericsson AB Series B..................................         474,727         4,417,917
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................          46,000           426,420
   TeliaSonera AB...............................................................         363,672         2,424,441
   Volvo AB Series A............................................................          56,706           738,483
   Volvo AB Series B............................................................         213,366         2,769,735
   Volvo AB Sponsored ADR.......................................................          14,500           187,050
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                        51,631,091
                                                                                                   ---------------
SWITZERLAND -- (6.4%)
   ABB, Ltd.....................................................................         158,218         3,301,979
  #ABB, Ltd. Sponsored ADR......................................................         182,000         3,791,060
   Actelion, Ltd................................................................          19,646           753,866
  #Adecco SA....................................................................          23,741         1,130,474
  #Alpiq Holding AG.............................................................             365            67,625
  *Aryzta AG....................................................................          14,423           666,707
   Baloise Holding AG...........................................................          10,851           833,281
   Banque Cantonale Vaudoise AG.................................................             474           240,062
   Barry Callebaut AG...........................................................             267           251,395
 #*Basler Kantonalbank AG.......................................................           1,000           137,859
  *Clariant AG..................................................................           9,164           111,728
   Compagnie Financiere Richemont SA Series A...................................          81,510         4,632,690
   Credit Suisse Group AG.......................................................         124,290         3,233,960
  #Credit Suisse Group AG Sponsored ADR.........................................          63,337         1,649,295
  #EMS-Chemie Holding AG........................................................           1,273           229,565
   Ferrexpo P.L.C...............................................................           3,692            19,901
  #Galenica Holding AG..........................................................             783           456,620
   Geberit AG...................................................................           5,738         1,187,544

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Givaudan SA..................................................................           1,397   $     1,306,960
   Holcim, Ltd..................................................................          50,411         2,885,096
   Julius Baer Group, Ltd.......................................................          44,519         1,814,273
   Kuehne & Nagel International AG..............................................           7,553           951,573
   Lindt & Spruengli AG.........................................................              16           547,540
   Lonza Group AG...............................................................           8,012           433,978
   Nestle SA....................................................................         515,330        29,571,729
   Novartis AG..................................................................         236,290        12,824,248
   Novartis AG ADR..............................................................         147,100         7,996,356
   Partners Group Holding AG....................................................           1,824           319,315
  *PSP Swiss Property AG........................................................           2,517           210,310
   Roche Holding AG Bearer......................................................           3,835           672,750
   Roche Holding AG Genusschein.................................................         110,084        18,676,248
   Schindler Holding AG.........................................................           2,881           335,343
   SGS SA.......................................................................             784         1,411,351
   Sika AG......................................................................             334           690,840
   Sonova Holding AG............................................................           9,165           939,720
   Sulzer AG....................................................................           4,079           512,340
   Swatch Group AG (7184725)....................................................           4,924         2,083,282
   Swatch Group AG (7184736)....................................................           6,343           467,138
   Swiss Life Holding AG........................................................           6,076           604,088
  *Swiss Re, Ltd................................................................          65,150         3,545,314
   Swisscom AG..................................................................           3,805         1,504,259
   Syngenta AG..................................................................           7,073         2,147,888
   Syngenta AG ADR..............................................................          37,300         2,264,110
   Synthes, Inc.................................................................           9,247         1,576,272
  *UBS AG.......................................................................         589,349         8,040,609
  *UBS AG ADR...................................................................          33,538           455,781
   Zurich Financial Services AG.................................................          25,142         6,050,913
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                       133,535,235
                                                                                                   ---------------
UNITED KINGDOM -- (18.0%)
   Aberdeen Asset Management P.L.C..............................................          62,364           234,963
   Admiral Group P.L.C..........................................................          27,244           404,759
   Aggreko P.L.C................................................................          39,523         1,307,369
   Amec P.L.C...................................................................          56,427           895,193
   Anglo American P.L.C.........................................................         226,356         9,394,525
   Antofagasta P.L.C............................................................          67,507         1,406,735
   ARM Holdings P.L.C...........................................................         141,633         1,363,122
   ARM Holdings P.L.C. Sponsored ADR............................................          18,300           528,504
   Ashmore Group P.L.C..........................................................          41,357           242,421
   Associated British Foods P.L.C...............................................          61,241         1,113,852
   AstraZeneca P.L.C............................................................         127,811         6,155,739
  #AstraZeneca P.L.C. Sponsored ADR.............................................          80,200         3,861,630
   Aviva P.L.C..................................................................         545,958         3,010,829
   Babcock International Group P.L.C............................................          57,307           659,828
   BAE Systems P.L.C............................................................         576,527         2,801,626
   Balfour Beatty P.L.C.........................................................          42,765           185,002
   Barclays P.L.C...............................................................         423,159         1,438,566
  #Barclays P.L.C. Sponsored ADR................................................         365,409         4,943,984
   BG Group P.L.C...............................................................         471,589        10,626,094
  #BG Group P.L.C. Sponsored ADR................................................          12,500         1,407,250
   BHP Billiton P.L.C...........................................................         109,459         3,679,656
  #BHP Billiton P.L.C. ADR......................................................         113,263         7,625,998
   BP P.L.C.....................................................................         589,796         4,436,781
   BP P.L.C. Sponsored ADR......................................................         517,641        23,764,898
   British American Tobacco P.L.C...............................................         274,374        12,634,395
   British American Tobacco P.L.C. Sponsored ADR................................          19,052         1,756,785
   British Sky Broadcasting Group P.L.C.........................................         167,965         1,828,995
   British Sky Broadcasting Group P.L.C. Sponsored ADR..........................           1,765            77,572
   BT Group P.L.C...............................................................         839,443         2,700,544

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   BT Group P.L.C. Sponsored ADR.................................................          36,202   $     1,170,049
   Bunzl P.L.C...................................................................          50,896           691,352
   Burberry Group P.L.C..........................................................          62,846         1,331,835
  *Cairn Energy P.L.C............................................................         253,451         1,129,446
   Capita P.L.C..................................................................          88,795           861,545
   Carnival P.L.C................................................................          28,049           838,947
   Carnival P.L.C. ADR...........................................................          10,700           321,428
   Centrica P.L.C................................................................         726,231         3,362,531
   Cobham P.L.C..................................................................          26,217            75,767
   Compass Group P.L.C...........................................................         316,174         2,938,612
   Croda International P.L.C.....................................................          19,801           605,004
   Diageo P.L.C..................................................................         170,531         3,774,510
  #Diageo P.L.C. Sponsored ADR...................................................          63,791         5,651,245
  *Essar Energy P.L.C............................................................          36,918            75,414
   Eurasian Natural Resources Corp. P.L.C........................................          52,797           576,102
  *Evraz P.L.C...................................................................           6,606            46,677
   Experian P.L.C................................................................         156,274         2,120,228
   Fresnillo P.L.C...............................................................          27,349           749,437
   G4S P.L.C.....................................................................         246,390         1,047,691
   GKN P.L.C.....................................................................         277,462           918,867
   GlaxoSmithKline P.L.C.........................................................         490,055        10,900,646
  #GlaxoSmithKline P.L.C. Sponsored ADR..........................................         154,591         6,885,483
   Hargreaves Lansdown P.L.C.....................................................          29,147           189,912
   HSBC Holdings P.L.C...........................................................       1,401,061        11,705,997
   HSBC Holdings P.L.C. Sponsored ADR............................................         339,416        14,197,771
  *ICAP P.L.C....................................................................         101,460           537,701
   IMI P.L.C.....................................................................          43,908           592,448
   Imperial Tobacco Group P.L.C..................................................         132,008         4,727,498
   Imperial Tobacco Group P.L.C. ADR.............................................          19,700         1,410,520
   Informa P.L.C.................................................................          95,430           589,002
  *Inmarsat P.L.C................................................................          21,207           133,973
   Intercontinental Hotels Group P.L.C...........................................          49,328         1,005,909
  *International Consolidated Airlines Group SA..................................         377,035         1,054,829
   International Power P.L.C.....................................................         204,552         1,082,698
   Intertek Group P.L.C..........................................................          28,651           954,947
   Invensys P.L.C................................................................          40,766           130,166
   Investec P.L.C................................................................          95,090           563,781
   ITV P.L.C.....................................................................         657,491           777,952
   John Wood Group P.L.C.........................................................          42,511           441,734
   Johnson Matthey P.L.C.........................................................          36,932         1,196,765
   Kazakhmys P.L.C...............................................................          39,377           707,961
   Kingfisher P.L.C..............................................................         438,969         1,772,377
   Legal & General Group P.L.C...................................................       1,000,951         1,821,494
  *Lloyds Banking Group P.L.C....................................................       4,441,735         2,147,957
  *Lloyds Banking Group P.L.C. Sponsored ADR.....................................         537,897         1,027,383
   London Stock Exchange Group P.L.C.............................................          21,474           294,978
  *Lonmin P.L.C..................................................................          14,877           242,808
  *Man Group P.L.C...............................................................         323,056           590,580
   Marks & Spencer Group P.L.C...................................................         300,215         1,548,697
   Meggitt P.L.C.................................................................         154,251           883,789
   Mondi P.L.C...................................................................          69,707           555,843
   National Grid P.L.C...........................................................         232,683         2,316,997
  #National Grid P.L.C. Sponsored ADR............................................          48,919         2,440,569
   Next P.L.C....................................................................          31,155         1,287,537
   Old Mutual P.L.C..............................................................       1,054,651         2,431,357
   Pearson P.L.C.................................................................         110,866         2,052,822
   Pearson P.L.C. Sponsored ADR..................................................          39,300           729,408
   Pennon Group P.L.C............................................................          63,747           699,460
   Petrofac, Ltd.................................................................          38,146           877,279
   Prudential P.L.C..............................................................         307,554         3,401,849
  #Prudential P.L.C. ADR.........................................................          62,200         1,380,218

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Randgold Resources, Ltd......................................................          14,107   $     1,606,285
   Reckitt Benckiser Group P.L.C................................................          97,438         5,190,798
   Reed Elsevier P.L.C..........................................................         103,131           854,484
  #Reed Elsevier P.L.C. ADR.....................................................          20,755           687,613
   Resolution, Ltd..............................................................         311,851         1,343,618
   Rexam P.L.C..................................................................         192,669         1,137,722
   Rio Tinto P.L.C..............................................................         150,148         9,045,096
  #Rio Tinto P.L.C. Sponsored ADR...............................................          94,175         5,693,820
  *Rolls-Royce Holdings P.L.C...................................................         310,447         3,604,893
  *Royal Bank of Scotland Group P.L.C...........................................       2,540,087         1,065,740
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR............................          13,427           113,055
   Royal Dutch Shell P.L.C. ADR.................................................         267,024        19,583,540
   Royal Dutch Shell P.L.C. Series A............................................           2,180            77,339
   Royal Dutch Shell P.L.C. Series B............................................          36,030         1,316,788
   RSA Insurance Group P.L.C....................................................         779,319         1,302,654
   SABmiller P.L.C..............................................................         159,746         6,071,787
   Sage Group P.L.C.............................................................         274,667         1,270,778
   Sainsbury (J.) P.L.C.........................................................         250,137         1,138,436
   Schroders P.L.C..............................................................          18,739           428,567
   Schroders P.L.C. Non-Voting..................................................           9,996           187,921
   Serco Group P.L.C............................................................          78,567           629,814
   Severn Trent P.L.C...........................................................          37,231           895,624
   Shire P.L.C..................................................................          40,423         1,341,918
   Shire P.L.C. ADR.............................................................          18,687         1,859,730
   Smith & Nephew P.L.C.........................................................         125,916         1,220,269
  #Smith & Nephew P.L.C. Sponsored ADR..........................................           7,000           340,340
   Smiths Group P.L.C...........................................................          69,865         1,058,874
   SSE P.L.C....................................................................         159,819         3,083,530
   Standard Chartered P.L.C.....................................................         406,183         9,816,554
   Standard Life P.L.C..........................................................         447,595         1,538,943
   Tate & Lyle P.L.C............................................................          82,806           865,007
   Tesco P.L.C..................................................................       1,379,841         6,957,898
   Tullow Oil P.L.C.............................................................         139,440         3,062,777
   Unilever P.L.C...............................................................          85,329         2,757,562
   Unilever P.L.C. Sponsored ADR................................................         127,465         4,128,591
   United Utilities Group P.L.C.................................................         103,320           981,146
   United Utilities Group P.L.C. ADR............................................           5,177            98,363
   Vedanta Resources P.L.C......................................................          18,822           355,781
   Vodafone Group P.L.C.........................................................       3,189,133         8,601,584
   Vodafone Group P.L.C. Sponsored ADR..........................................         680,782        18,442,384
   Weir Group P.L.C. (The)......................................................          33,382         1,031,335
   Whitbread P.L.C..............................................................          33,740           875,465
   William Morrison Supermarkets P.L.C..........................................         404,792         1,826,205
   Wolseley P.L.C...............................................................          48,091         1,668,050
   Wolseley P.L.C. ADR..........................................................          19,300            66,199
   WPP P.L.C....................................................................         193,811         2,281,684
   WPP P.L.C. Sponsored ADR.....................................................          15,840           928,541
   Xstrata P.L.C................................................................         352,911         6,006,999
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                       371,507,498
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,841,041,595
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Porsche Automobil Holding SE..................................................          19,267        1,186,466
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Umicore SA STRIP VVPR.........................................................             275               --
                                                                                                   ---------------
FRANCE -- (0.0%)
  *GDF Suez SA STRIP VVPR........................................................          11,445               15
                                                                                                   ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/12..........................................              20   $             3
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                                18
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)

SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@DFA Short Term Investment Fund.............................................      224,000,000       224,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $1,027,683) to be repurchased
      at $1,007,539.............................................................   $       1,008         1,007,532
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       225,007,532
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,952,451,785)^^......................................................                   $ 2,067,235,611
                                                                                                   ===============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                           ---------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------------------
                                               LEVEL 1          LEVEL 2      LEVEL 3        TOTAL
                                           --------------   --------------   -------   --------------
Common Stocks
   Australia............................   $   10,127,372   $  131,953,069      --     $  142,080,441
   Austria..............................           55,986        4,489,358      --          4,545,344
   Belgium..............................        2,372,454       11,967,430      --         14,339,884
   Canada...............................      211,524,123               --      --        211,524,123
   Denmark..............................        3,161,965       14,871,419      --         18,033,384
   Finland..............................        1,349,562       13,000,831      --         14,350,393
   France...............................       14,779,604      136,702,563      --        151,482,167
   Germany..............................       23,511,045      108,748,319      --        132,259,364
   Greece...............................               --        1,322,395      --          1,322,395
   Hong Kong............................            6,132       42,952,956      --         42,959,088
   Ireland..............................        2,286,469        2,637,259      --          4,923,728
   Israel...............................        6,157,581        3,449,006      --          9,606,587
   Italy................................        5,623,445       30,766,812      --         36,390,257
   Japan................................       32,808,814      320,197,262      --        353,006,076
   Netherlands..........................        4,026,086       39,796,603      --         43,822,689
   New Zealand..........................          148,617        1,778,075      --          1,926,692
   Norway...............................        1,211,959       17,275,237      --         18,487,196
   Portugal.............................          102,312        3,428,429      --          3,530,741
   Singapore............................               --       26,958,200      --         26,958,200
   Spain................................       20,352,882       32,466,140      --         52,819,022
   Sweden...............................          613,470       51,017,621      --         51,631,091
   Switzerland..........................       16,156,602      117,378,633      --        133,535,235
   United Kingdom.......................      131,169,548      240,337,950      --        371,507,498
Preferred Stocks
   Germany..............................               --        1,186,466      --          1,186,466
Rights/Warrants
   Belgium..............................               --               --      --                 --
   France...............................               --               15      --                 15
   Spain................................                3               --      --                  3
Securities Lending Collateral...........               --      225,007,532      --        225,007,532
                                           --------------   --------------     ---     --------------
TOTAL...................................   $  487,546,031   $1,579,689,580      --     $2,067,235,611
                                           ==============   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                       INTERNATIONAL CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (87.7%)
AUSTRALIA -- (6.2%)
  *ABM Resources NL.............................................................         684,899   $        43,627
  *Acacia Coal, Ltd.............................................................         582,064            29,623
  *Acer Energy, Ltd.............................................................          76,673            10,185
  #Acrux, Ltd...................................................................          99,878           361,846
   Adelaide Brighton, Ltd.......................................................         612,451         1,929,106
   Aditya Birla Minerals, Ltd...................................................         166,629           157,131
  *AED Oil, Ltd.................................................................         237,059                --
   AGL Energy, Ltd..............................................................          89,998         1,393,426
  *AJ Lucas Group, Ltd..........................................................          37,498            48,568
  *Alchemia, Ltd................................................................          49,005            16,292
  #Alesco Corp., Ltd............................................................         121,848           163,957
 #*Alkane Resources, Ltd........................................................         190,707           191,012
  *Allied Gold Mining P.L.C.....................................................          47,466            99,629
  *Altona Mining, Ltd...........................................................         126,515            35,508
   Alumina, Ltd.................................................................         543,465           738,844
  #Alumina, Ltd. Sponsored ADR..................................................         468,068         2,546,290
  *Amadeus Energy, Ltd..........................................................         234,309            55,980
   Amalgamated Holdings, Ltd....................................................          84,136           518,698
   Amcom Telecommunications, Ltd................................................         173,190           154,432
   Amcor, Ltd...................................................................         743,454         5,555,334
   Amcor, Ltd. Sponsored ADR....................................................          30,507           908,804
   AMP, Ltd.....................................................................       1,054,443         4,782,357
  *Ampella Mining, Ltd..........................................................           6,929            10,297
   Ansell, Ltd..................................................................         118,397         1,870,088
  *Antares Energy, Ltd..........................................................         189,154            78,239
  #APA Group, Ltd...............................................................         295,688         1,505,555
  #APN News & Media, Ltd........................................................         513,090           396,529
 #*Aquarius Platinum, Ltd.......................................................         291,697           820,810
 #*Aquila Resources, Ltd........................................................          52,650           336,006
  *Arafura Resources, Ltd.......................................................         221,329           117,306
   ARB Corp., Ltd...............................................................          40,854           356,350
  #Aristocrat Leisure, Ltd......................................................         189,139           497,645
   Asciano Group, Ltd...........................................................         573,304         2,859,389
  #ASG Group, Ltd...............................................................         119,008           104,903
  *Aston Resources, Ltd.........................................................          17,587           178,755
   ASX, Ltd.....................................................................          95,775         3,048,717
  *Atlantic, Ltd................................................................          37,094            41,416
  #Atlas Iron, Ltd..............................................................         713,517         2,344,627
  *Aurora Oil & Gas, Ltd........................................................         158,946           495,468
   Ausdrill, Ltd................................................................         318,165         1,201,191
  #Ausenco, Ltd.................................................................         123,868           385,033
  *Ausgold, Ltd.................................................................           8,706             8,788
   Austal, Ltd..................................................................         103,566           222,828
  *Austar United Communications, Ltd............................................         403,781           509,191
  *Austbrokers Holdings, Ltd....................................................          26,915           180,501
   Austin Engineering, Ltd......................................................          20,395            96,353
   Australia & New Zealand Banking Group, Ltd...................................         792,397        18,023,274
  *Australian Agricultural Co., Ltd.............................................         270,807           399,273
   Australian Infrastructure Fund...............................................         527,032         1,123,559
   Australian Pharmaceutical Industries, Ltd....................................         476,014           151,535
   Australian Worldwide Exploration, Ltd........................................         629,493         1,001,697
  #Automotive Holdings Group NL.................................................         231,412           478,911
  *Avexa, Ltd...................................................................         345,190            10,972
   AVJennings, Ltd..............................................................         143,047            60,806
  *Azumah Resources, Ltd........................................................          25,500            10,655
  *Bandanna Energy, Ltd.........................................................          53,883            38,250
  #Bank of Queensland, Ltd......................................................         269,927         2,170,259
  *Bannerman Resources, Ltd.....................................................         166,691            41,661

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
 #*BC Iron, Ltd.................................................................          19,399   $        56,080
   Beach Energy, Ltd............................................................       1,458,491         2,287,532
  *Beadell Resources, Ltd.......................................................          57,363            45,296
  #Bendigo Bank, Ltd............................................................         485,265         4,268,645
  *Berkeley Resources, Ltd......................................................          45,197            17,065
  #BHP Billiton, Ltd. Sponsored ADR.............................................          96,474         7,663,895
  #Billabong International, Ltd.................................................         226,740           451,178
  *Bionomics, Ltd...............................................................          19,472             9,694
 #*Biota Holdings, Ltd..........................................................         244,448           212,686
  *Bisalloy Steel Group, Ltd....................................................           8,499            10,996
   Blackmores, Ltd..............................................................           3,704           112,306
  *Blackthorn Resources, Ltd....................................................           1,635               989
  *BlueScope Steel, Ltd.........................................................       3,596,353         1,544,381
   Boart Longyear, Ltd..........................................................         512,766         1,916,211
  *Boom Logistics, Ltd..........................................................         320,214            91,567
  #Boral, Ltd...................................................................         961,725         4,123,073
   Bradken, Ltd.................................................................         154,519         1,287,104
   Brambles, Ltd................................................................         216,198         1,668,421
  *Bravura Solutions, Ltd.......................................................          48,054             7,661
   Breville Group, Ltd..........................................................          60,870           190,339
  #Brickworks, Ltd..............................................................          39,244           446,555
  #BT Investment Management, Ltd................................................          29,872            58,949
  *Buccaneer Energy, Ltd........................................................          76,218             4,625
 #*Buru Energy, Ltd.............................................................           8,426            12,251
  #Cabcharge Australia, Ltd.....................................................         138,822           666,591
   Calliden Group, Ltd..........................................................          35,815             5,366
   Caltex Australia, Ltd........................................................         107,756         1,455,233
   Campbell Brothers, Ltd.......................................................          27,955         1,543,201
  *Cape Lambert Resources, Ltd..................................................         286,289           171,725
  *Capral, Ltd..................................................................          19,104             3,345
  #Cardno, Ltd..................................................................         104,419           663,849
  *Carnarvon Petroleum, Ltd.....................................................         672,943            85,622
  #carsales.com, Ltd............................................................          93,300           475,360
   Cash Converters International, Ltd...........................................         314,772           186,840
  *Centaurus Metals, Ltd........................................................          19,078            10,929
  *Central Petroleum, Ltd.......................................................         381,625            24,273
  *Centrebet International, Ltd. Claim Units....................................          22,005                --
 #*Ceramic Fuel Cells, Ltd......................................................         215,128            22,726
  *Cerro Resources NL...........................................................         350,154            44,602
 #*CGA Mining, Ltd..............................................................           9,637            24,514
   Challenger, Ltd..............................................................         491,725         2,309,452
  *ChemGenex Pharmaceuticals, Ltd...............................................           6,842               182
 #*Citigold Corp., Ltd..........................................................         806,483            74,570
   Clarius Group, Ltd...........................................................          29,108            13,278
  *Clean Seas Tuna, Ltd.........................................................         115,907            10,078
  *Clinuvel Pharmaceuticals, Ltd................................................          13,426            29,994
   Clough, Ltd..................................................................         223,920           164,090
  *CMA Corp., Ltd...............................................................           2,055               589
 #*Coal of Africa, Ltd..........................................................         400,214           423,264
  *Coalspur Mines, Ltd..........................................................          45,701            87,000
   Coca-Cola Amatil, Ltd........................................................          72,219           885,729
   Cochlear, Ltd................................................................          13,288           836,617
 #*Cockatoo Coal, Ltd...........................................................         973,718           397,114
   Codan, Ltd...................................................................           4,156             5,755
  *Coffey International, Ltd....................................................         136,278            73,782
   Commonwealth Bank of Australia NL............................................         291,226        15,647,767
  *Compass Resources, Ltd.......................................................          18,720                --
   Computershare, Ltd...........................................................          98,154           796,603
   Consolidated Media Holdings, Ltd.............................................         108,971           309,554
  *Continental Coal, Ltd........................................................         218,913            48,664
  *Cooper Energy, Ltd...........................................................         204,416            83,500

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Coventry Group, Ltd..........................................................          13,156   $        33,018
  #Credit Corp. Group, Ltd......................................................          45,692           227,958
   Crown, Ltd...................................................................         254,541         2,186,204
  #CSG, Ltd.....................................................................          86,778            47,881
   CSL, Ltd.....................................................................          71,853         2,370,732
   CSR, Ltd.....................................................................         657,498         1,430,212
  *Cudeco, Ltd..................................................................         153,294           582,428
  *Cue Energy Resources, Ltd....................................................         287,579            74,738
   Customers, Ltd...............................................................          85,350            76,912
  *Dart Energy, Ltd.............................................................          73,662            33,990
  *Data#3, Ltd..................................................................          31,620            41,939
  #David Jones, Ltd.............................................................         521,024         1,432,061
   Decmil Group, Ltd............................................................         108,452           277,187
  *Deep Yellow, Ltd.............................................................         694,990            84,897
  *Devine, Ltd..................................................................         109,847            85,080
  *Discovery Metals, Ltd........................................................          48,179            79,005
   Domino's Pizza Enterprises, Ltd..............................................           4,780            37,546
  *Downer EDI, Ltd..............................................................         583,073         2,234,651
  *Dragon Mining, Ltd...........................................................          13,081            17,323
  *Drillsearch Energy, Ltd......................................................         135,347           148,511
   DUET Group, Ltd..............................................................         751,712         1,444,853
  #DuluxGroup, Ltd..............................................................         143,664           434,550
   DWS, Ltd.....................................................................          57,318            79,771
  *Echo Entertainment Group, Ltd................................................         844,488         3,241,402
 #*Elders, Ltd..................................................................         974,226           248,493
  *Elemental Minerals, Ltd......................................................          49,863            65,058
   Emeco Holdings, Ltd..........................................................         712,988           775,107
 #*Endeavour Mining Corp........................................................          35,497            91,199
  *Energy Resources of Australia, Ltd...........................................         172,152           281,643
 #*Energy World Corp., Ltd......................................................         784,015           586,174
   Envestra, Ltd................................................................         729,429           584,192
  *Equatorial Resources, Ltd....................................................           4,744            11,772
   Equity Trustees, Ltd.........................................................           1,198            17,634
   eServGlobal, Ltd.............................................................         105,415            33,575
   Euroz, Ltd...................................................................          64,770            81,809
  *Evolution Mining, Ltd........................................................         277,518           534,324
 #*Extract Resources, Ltd.......................................................          98,791           897,359
  #Fairfax Media, Ltd...........................................................       2,879,521         2,261,875
   Fantastic Holdings, Ltd......................................................             975             2,142
  *FAR, Ltd.....................................................................       1,268,630            40,450
   Finbar Group, Ltd............................................................           2,330             2,320
   FKP Property Group, Ltd......................................................       1,143,904           769,771
   Fleetwood Corp., Ltd.........................................................          56,704           733,775
  #Fletcher Building, Ltd.......................................................          96,641           516,084
   FlexiGroup, Ltd..............................................................         264,332           563,582
  #Flight Centre, Ltd...........................................................          50,380         1,032,132
 #*Flinders Mines, Ltd..........................................................       1,107,570           346,824
  *Focus Minerals, Ltd..........................................................       5,154,034           305,576
  *Forest Enterprises Australia, Ltd............................................         405,363                --
   Forge Group, Ltd.............................................................          38,094           220,205
  #Fortescue Metals Group, Ltd..................................................         134,648           720,471
  *Fox Resources, Ltd...........................................................          21,243             1,599
  *Funtastic, Ltd...............................................................          54,775             7,554
   G8 Education, Ltd............................................................           4,668             3,440
  *Galaxy Resources, Ltd........................................................         254,928           237,693
  *Gascoyne Resources, Ltd......................................................           7,514             2,073
  *Geodynamics, Ltd.............................................................         164,951            28,045
  *Gloucester Coal, Ltd.........................................................         129,201         1,138,558
  *Gold Road Resources, Ltd.....................................................          18,218             8,408
   Goodman Fielder, Ltd.........................................................       2,309,762         1,286,623
   GrainCorp, Ltd...............................................................         240,243         2,000,685

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Grange Resources, Ltd........................................................         460,396   $       285,793
 #*Great Southern, Ltd..........................................................         123,895                --
  *Greenland Minerals & Energy, Ltd.............................................          94,135            54,271
  *Gryphon Minerals, Ltd........................................................         109,510           151,199
  #GUD Holdings, Ltd............................................................         106,084           846,845
  *Gujarat NRE Coking Coal, Ltd.................................................          46,225             9,560
 #*Gunns, Ltd...................................................................       1,359,648           173,337
  #GWA Group, Ltd...............................................................         271,335           689,180
  #Harvey Norman Holdings, Ltd..................................................         652,274         1,426,030
  *Hastie Group, Ltd............................................................          23,144            13,851
 #*Heron Resources, Ltd.........................................................         146,270            25,619
   HFA Holdings, Ltd............................................................         133,879           121,607
  *Highlands Pacific, Ltd.......................................................         490,906            78,166
  *Hillgrove Resources, Ltd.....................................................         715,985           163,403
  #Hills Holdings, Ltd..........................................................         255,144           279,856
 #*Horizon Oil, Ltd.............................................................       1,105,958           281,101
  *Icon Energy, Ltd.............................................................         357,233            70,105
  *IDT Australia, Ltd...........................................................          16,841             6,592
  #iiNet, Ltd...................................................................         180,585           575,063
   Iluka Resources, Ltd.........................................................         143,691         2,792,295
   Imdex, Ltd...................................................................         152,894           348,448
   IMF Australia, Ltd...........................................................          66,357            94,388
   Incitec Pivot, Ltd...........................................................       1,051,859         3,582,701
   Independence Group NL........................................................         194,227           812,848
  *Indo Mines, Ltd..............................................................          14,045             4,319
  *Indophil Resources NL........................................................         410,447           154,316
   Industrea, Ltd...............................................................         429,009           517,448
 #*Infigen Energy, Ltd..........................................................         693,403           205,948
   Infomedia, Ltd...............................................................          80,383            17,078
   Insurance Australia Group, Ltd...............................................       1,465,134         4,527,067
 #*Integra Mining, Ltd..........................................................         737,553           466,326
   Integrated Research, Ltd.....................................................          22,833            13,810
  *Intrepid Mines, Ltd..........................................................         248,224           335,108
  #Invocare, Ltd................................................................          50,409           398,800
   IOOF Holdings, Ltd...........................................................         248,977         1,478,988
   Iress Market Technology, Ltd.................................................          51,253           377,920
  *Iron Ore Holdings, Ltd.......................................................          17,158            28,551
   James Hardie Industries SE...................................................         173,166         1,302,984
   James Hardie Industries SE Sponsored ADR.....................................           8,092           304,785
  #JB Hi-Fi, Ltd................................................................          40,600           543,168
  *Kagara, Ltd..................................................................         743,096           271,507
  *Kangaroo Resources, Ltd......................................................         157,028            22,494
  *Karoon Gas Australia, Ltd....................................................          56,204           308,599
  *Kasbah Resources, Ltd........................................................         105,147            25,672
  *KBL Mining, Ltd..............................................................          17,847             4,735
  *Kimberley Rare Earths, Ltd...................................................           1,586               141
  #Kingsgate Consolidated, Ltd..................................................         138,191         1,123,200
  *Kingsrose Mining, Ltd........................................................          71,175           106,368
  *Lednium, Ltd.................................................................          21,998             1,868
  #Leighton Holdings, Ltd.......................................................          21,863           543,164
   Lend Lease Group NL..........................................................         427,957         3,339,571
  *Linc Energy, Ltd.............................................................         286,779           420,885
  *Liquefied Natural Gas, Ltd...................................................         149,876            50,079
   Lycopodium, Ltd..............................................................           6,626            44,048
  *Lynas Corp., Ltd.............................................................          25,463            35,782
  #M2 Telecommunications Group, Ltd.............................................          52,520           178,308
 #*MacMahon Holdings, Ltd.......................................................         969,103           678,384
 #*Macmin Silver, Ltd...........................................................          38,197             3,605
  *Macquarie Atlas Roads Group NL...............................................           4,530             7,608
   Macquarie Group, Ltd.........................................................         278,139         7,524,403
  *Marengo Mining, Ltd..........................................................         105,070            25,635

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Marion Energy, Ltd...........................................................         119,950   $           764
   Matrix Composites & Engineering, Ltd.........................................          24,634            81,786
   MaxiTRANS Industries, Ltd....................................................          98,645            43,868
   McMillan Shakespeare, Ltd....................................................          30,386           299,540
   McPherson's, Ltd. (6542056)..................................................          54,641            99,939
  *McPherson's, Ltd. (B5Q2YV3)..................................................          13,660                --
   Medusa Mining, Ltd...........................................................          56,261           323,020
   Melbourne IT, Ltd............................................................          87,065           147,673
  *MEO Australia, Ltd...........................................................         446,773            89,985
  #Mermaid Marine Australia, Ltd................................................         224,851           692,540
  *Mesoblast, Ltd...............................................................           7,697            52,738
  *Metals X, Ltd................................................................         522,805           121,909
   Metcash, Ltd.................................................................         438,285         1,878,924
 #*Metgasco, Ltd................................................................         212,887            85,749
  *Metminco, Ltd................................................................         583,697           117,620
  *MetroCoal, Ltd...............................................................           7,570             3,804
 #*MHM Metals, Ltd..............................................................          39,181            35,268
   Mincor Resources NL..........................................................         249,188           196,946
  *Minemakers, Ltd..............................................................           4,338             1,290
  *Mineral Deposits, Ltd........................................................          87,957           530,997
   Mineral Resources, Ltd.......................................................          53,302           686,905
 #*Mirabela Nickel, Ltd.........................................................         423,176           412,508
  *Molopo Energy, Ltd...........................................................         287,847           186,304
  *Moly Mines, Ltd..............................................................         107,349            36,434
   Monadelphous Group, Ltd......................................................          27,245           635,758
  #Mortgage Choice, Ltd.........................................................          77,560           114,389
  #Mount Gibson Iron, Ltd.......................................................         674,156         1,011,099
   MSF Sugar, Ltd...............................................................          21,036            98,853
 #*Murchison Metals, Ltd........................................................         906,153           417,808
  #Myer Holdings, Ltd...........................................................         718,675         1,631,697
  *Nanosonics, Ltd..............................................................          11,184             6,763
  #National Australia Bank, Ltd.................................................         935,297        23,673,622
  *Navigator Resources, Ltd.....................................................         295,731             5,658
  #Navitas, Ltd.................................................................         116,724           356,874
  *Neptune Marine Services, Ltd.................................................         361,784            11,130
   New Hope Corp., Ltd..........................................................         332,992         1,987,921
   Newcrest Mining, Ltd.........................................................         220,054         7,876,481
  *Nexbis, Ltd..................................................................         425,000            36,552
 #*Nexus Energy, Ltd............................................................       1,034,932           230,760
  #NIB Holdings, Ltd............................................................         338,206           523,985
 #*Nido Petroleum, Ltd..........................................................       1,055,002            42,544
  *Noble Mineral Resources, Ltd.................................................         224,692           132,124
   Norfolk Group, Ltd...........................................................          80,631            91,573
  *Northern Iron, Ltd...........................................................          38,814            31,294
  *Northern Star Resources, Ltd.................................................          43,796            44,561
  *Norton Gold Fields, Ltd......................................................         316,411            70,494
  *Novogen, Ltd. ADR............................................................             443             1,121
   NRW Holdings, Ltd............................................................         206,519           663,590
  *Nufarm, Ltd..................................................................         201,452           974,153
   Oakton, Ltd..................................................................          46,008            58,329
   Oil Search, Ltd..............................................................         345,998         2,422,622
   OneSteel, Ltd................................................................       1,845,980         1,449,837
   Orica, Ltd...................................................................         111,791         2,937,331
   Origin Energy, Ltd...........................................................         481,607         7,026,829
  *Orocobre, Ltd................................................................           2,125             4,352
  #OrotonGroup, Ltd.............................................................           6,048            51,379
  *Otto Energy, Ltd.............................................................         168,000            16,222
   OZ Minerals, Ltd.............................................................         272,217         3,151,105
   Pacific Brands, Ltd..........................................................       1,386,628           911,839
 #*Paladin Energy, Ltd..........................................................         470,956           920,499
  *Pan Pacific Petroleum NL.....................................................         245,063            37,643

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *PanAust, Ltd.................................................................         238,918   $       888,231
   Panoramic Resources, Ltd.....................................................         254,665           356,531
  *PaperlinX, Ltd...............................................................         745,156            51,996
  *Papillon Resources, Ltd......................................................           2,927             2,453
   Patties Foods, Ltd...........................................................           5,122             8,636
  #Peet, Ltd....................................................................         160,385           139,594
  *Peninsula Energy, Ltd........................................................         963,058            51,204
 #*Perilya, Ltd.................................................................         285,584           124,302
  #Perpetual Trustees Australia, Ltd............................................          37,577           806,969
  *Petsec Energy, Ltd...........................................................          48,701             6,206
 #*Pharmaxis, Ltd...............................................................         199,846           208,339
  *Photon Group, Ltd............................................................       1,058,870            55,965
  #Platinum Asset Mangement, Ltd................................................          69,002           248,839
 #*Platinum Australia, Ltd......................................................         400,751            40,853
  *Pluton Resources, Ltd........................................................         121,600            29,697
   PMP, Ltd.....................................................................         379,844           203,013
  *Po Valley Energy, Ltd........................................................          16,224             5,501
  *Poseidon Nickel, Ltd.........................................................          48,747            10,074
   Premier Investments, Ltd.....................................................          73,797           381,748
  #Primary Health Care, Ltd.....................................................         569,806         1,799,742
  *Prime Aet&D Holdings No.1, Ltd...............................................              26                --
   Prime Media Group, Ltd.......................................................          87,075            60,409
   PrimeAg, Ltd.................................................................          26,025            29,113
   Programmed Maintenance Service, Ltd..........................................         138,350           300,940
  *Qantas Airways, Ltd..........................................................         848,129         1,417,887
  #QBE Insurance Group, Ltd.....................................................         390,719         4,756,490
  *QR National, Ltd.............................................................          15,351            60,496
  *QRxPharma, Ltd...............................................................           1,135             1,885
  *Ramelius Resources, Ltd......................................................         342,128           377,403
   Ramsay Health Care, Ltd......................................................          61,018         1,230,258
   RCR Tomlinson, Ltd...........................................................          82,636           140,191
   REA Group, Ltd...............................................................          10,252           142,393
   Reckon, Ltd..................................................................          26,821            64,924
  *Red 5, Ltd...................................................................           3,683             7,084
  *Red Fork Energy, Ltd.........................................................          36,313            31,408
   Redflex Holdings, Ltd........................................................          49,622            94,857
   Reece Australia, Ltd.........................................................          10,902           224,503
 #*Reed Resources, Ltd..........................................................         171,581            70,928
   Regional Express Holdings, Ltd...............................................          17,416            20,716
  *Regis Resources, Ltd.........................................................         110,695           467,061
  #Reject Shop, Ltd. (The)......................................................          13,602           158,842
  *Resolute Mining, Ltd.........................................................         559,119         1,213,474
  *Resource & Investment NL.....................................................          65,253            37,059
  *Resource Generation, Ltd.....................................................         232,328            91,143
   Retail Food Group, Ltd.......................................................          47,515           126,020
  *Reverse Corp., Ltd...........................................................           5,700               182
  *Rex Minerals, Ltd............................................................         106,278           176,969
  *Rialto Energy, Ltd. (B16P771)................................................         374,741           127,252
  *Rialto Energy, Ltd. (B3NS238)................................................          58,147            19,754
   Ridley Corp., Ltd............................................................         390,725           423,410
 #*Rio Tinto, Ltd...............................................................         126,825         9,305,122
  *RiverCity Motorway Group, Ltd................................................         133,238                --
  *Robust Resources, Ltd........................................................          25,501            31,774
  *Roc Oil Co., Ltd.............................................................       1,000,464           360,735
   SAI Global, Ltd..............................................................         189,494           994,964
  *Salinas Energy, Ltd..........................................................         164,300            78,351
  #Salmat, Ltd..................................................................          68,805           176,065
 #*Samson Oil & Gas, Ltd........................................................         456,014            48,781
 #*Samson Oil & Gas, Ltd. Sponsored ADR.........................................          64,300           138,245
  *Sandfire Resources NL........................................................           6,340            49,302
   Santos, Ltd..................................................................         628,441         8,971,742

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Saracen Mineral Holdings, Ltd................................................         521,507   $       475,651
   Sedgman, Ltd.................................................................          83,732           168,899
  #Seek, Ltd....................................................................          69,070           385,833
   Select Harvests, Ltd.........................................................          19,859            37,499
 #*Senex Energy, Ltd............................................................         366,794           305,227
   Servcorp, Ltd................................................................          31,948            91,672
 #*Service Stream, Ltd..........................................................         191,438            62,901
   Seven Group Holdings, Ltd....................................................         192,011         1,599,764
  #Seven West Media, Ltd........................................................          72,930           267,945
   Sigma Pharmaceuticals, Ltd...................................................       1,557,892           993,146
 #*Silex System, Ltd............................................................          70,513           160,875
 #*Silver Lake Resources, Ltd...................................................         112,144           436,550
   Sims Metal Management, Ltd...................................................         215,400         3,441,625
  #Sims Metal Management, Ltd. Sponsored ADR....................................           3,500            55,965
  *Sino Strategic International, Ltd............................................           9,056             2,692
   Sirtex Medical, Ltd..........................................................          10,536            52,847
   Skilled Group, Ltd...........................................................         133,553           248,476
   Slater & Gordon, Ltd.........................................................           9,519            17,370
  #SMS Management & Technology, Ltd.............................................          37,145           199,117
   Sonic Healthcare, Ltd........................................................         208,088         2,481,874
   Southern Cross Media Group, Ltd..............................................         722,020           889,540
   SP Ausnet, Ltd...............................................................         524,806           537,685
   SP Telemedia, Ltd............................................................         428,098           681,785
   Spark Infrastructure Group, Ltd..............................................         874,054         1,238,209
  #Specialty Fashion Group, Ltd.................................................          29,122            13,581
  #Spotless Group, Ltd..........................................................         420,369         1,071,772
  *St. Barbara, Ltd.............................................................         358,310           888,953
  *Starpharma Holdings, Ltd.....................................................          84,262           107,795
  *Straits Resources, Ltd.......................................................         233,593           167,454
   Structural Systems, Ltd......................................................          27,729            23,062
  #STW Communications Group, Ltd................................................         354,120           334,290
   Suncorp Group, Ltd...........................................................       1,023,740         9,130,210
  *Sundance Energy Australia, Ltd...............................................         197,442           108,810
  *Sundance Resources, Ltd......................................................       1,191,078           544,046
  *Sunland Group, Ltd...........................................................         144,886           113,630
   Super Retail Group, Ltd......................................................         102,922           643,309
  *Swick Mining Services, Ltd...................................................         101,218            37,482
   Sydney Airport, Ltd..........................................................         108,242           306,767
   Symex Holdings, Ltd..........................................................          28,714             4,115
   TABCORP Holdings, Ltd........................................................         790,003         2,440,584
   Talent2 International, Ltd...................................................          70,115            44,587
 #*Tanami Gold NL...............................................................          99,903            76,826
 #*Tap Oil, Ltd.................................................................         383,218           317,132
   Tassal Group, Ltd............................................................         107,949           146,492
   Tatts Group, Ltd.............................................................       1,760,471         4,742,260
   Technology One, Ltd..........................................................          79,299            83,743
  #Telstra Corp., Ltd...........................................................         281,830           996,124
  #Telstra Corp., Ltd. ADR......................................................          36,500           646,415
  #Ten Network Holdings, Ltd....................................................       1,095,990         1,023,714
 #*Teranga Gold Corp............................................................          41,624           101,269
  *Terramin Australia, Ltd......................................................          48,195             7,935
  *Texon Petroleum, Ltd.........................................................          66,733            42,445
   TFS Corp., Ltd...............................................................         173,051           100,966
   Thakral Holdings Group, Ltd..................................................         359,367           219,167
   ThinkSmart, Ltd..............................................................           2,737             1,162
   Thorn Group, Ltd.............................................................         174,454           297,692
  *Tiger Resources, Ltd.........................................................          65,875            28,327
  #Toll Holdings, Ltd...........................................................         778,867         4,131,318
  *Toro Energy, Ltd.............................................................          33,302             3,536
   Tox Free Solutions, Ltd......................................................          81,440           194,574
   Transfield Services, Ltd.....................................................         590,041         1,252,357

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Transpacific Industries Group, Ltd...........................................         926,790   $       824,572
   Transurban Group, Ltd........................................................         242,803         1,415,096
   Treasury Wine Estates, Ltd...................................................         147,278           543,407
   Troy Resources, Ltd..........................................................          79,238           388,784
   Trust Co., Ltd. (The)........................................................          22,237           122,573
   UGL, Ltd.....................................................................         174,270         2,479,635
  *Unity Mining, Ltd............................................................         255,688            31,209
   UXC, Ltd.....................................................................         255,131           115,181
  *Venture Minerals, Ltd........................................................         111,135            38,858
   Village Roadshow, Ltd........................................................         112,631           358,499
 #*Virgin Australia Holdings, Ltd...............................................       3,195,173         1,083,579
  *Vision Eye Institute, Ltd....................................................          10,000             1,167
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd.........................          11,897            48,646
   Washington H. Soul Pattinson & Co., Ltd......................................         186,016         2,713,694
   Watpac, Ltd..................................................................         137,522           162,797
   WDS, Ltd.....................................................................          74,726            48,432
  #Webjet, Ltd..................................................................          37,950           101,401
   Webster, Ltd.................................................................          13,767             6,791
   Wesfarmers, Ltd..............................................................         356,951        11,475,440
  #Western Areas NL.............................................................          61,529           360,208
   Westpac Banking Corp.........................................................         623,513        13,977,440
  #Westpac Banking Corp. Sponsored ADR..........................................          52,460         5,891,783
  *White Energy Co., Ltd........................................................         195,430            94,493
  *White Energy Co., Ltd. 2011 Performance Shares...............................           5,217             2,520
  #Whitehaven Coal, Ltd.........................................................         112,834           680,581
   WHK Group, Ltd...............................................................         240,888           215,423
  #Wide Bay Australia, Ltd......................................................          21,839           166,062
  *Willmott Forests, Ltd........................................................          46,112                --
 #*Windimurra Vanadium, Ltd.....................................................          62,376                --
   Woodside Petroleum, Ltd......................................................          70,459         2,557,327
   Woolworths, Ltd..............................................................          78,113         2,054,779
  #WorleyParsons, Ltd...........................................................          28,811           833,376
  #Wotif.com Holdings, Ltd......................................................          51,871           215,400
   WPG Resources, Ltd...........................................................         105,584            10,434
  *YTC Resources, Ltd...........................................................          16,667             7,778
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       383,890,486
                                                                                                   ---------------
AUSTRIA -- (0.4%)
  #Agrana Beteiligungs AG.......................................................           3,273           353,322
   Andritz AG...................................................................          13,331         1,238,046
  *A-TEC Industries AG..........................................................          19,046            20,927
   Atrium European Real Estate, Ltd.............................................         101,777           467,664
  *Austria Technologie & Systemtechnik AG.......................................           8,499            98,063
   BWT AG.......................................................................           4,147            81,101
  *CA Immobilien Anlagen AG.....................................................          47,864           466,863
  *Constantia Packaging AG Escrow Shares........................................          10,441                --
  #Erste Group Bank AG..........................................................         130,755         2,880,628
  #EVN AG.......................................................................          20,442           274,879
  #Flughafen Wien AG............................................................          10,035           369,601
   Frauenthal Holding AG........................................................             198             2,410
  *Immofinanz Immobilien Anlagen AG.............................................         192,079           618,707
 #*Intercell AG.................................................................          18,738            57,726
  *Kapsch TrafficCom AG.........................................................           1,533           122,076
   Lenzing AG...................................................................           4,833           442,566
  #Mayr-Melnhof Karton AG.......................................................           5,544           521,509
   Oberbank AG..................................................................           2,295           141,700
  #Oesterreichischen Post AG....................................................          24,206           790,179
   OMV AG.......................................................................         122,171         4,008,997
   Palfinger AG.................................................................           5,059           109,085
  *Polytec Holding AG...........................................................           7,638            67,607
  #Raiffeisen Bank International AG.............................................          53,465         1,824,773

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRIA -- (Continued)
   RHI AG.......................................................................          11,381   $       261,646
   Rosenbauer International AG..................................................           1,503            75,829
 #*S IMMO AG....................................................................          19,876           113,858
  *S&T System Integration & Technology Distribution AG..........................             164               388
  #Schoeller-Bleckmann Oilfield Equipment AG....................................           7,442           625,563
  *Semperit Holding AG..........................................................           5,319           227,367
 #*Strabag SE...................................................................          39,798         1,168,576
   Telekom Austria AG...........................................................          65,761           767,321
   Telekom Austria AG ADR.......................................................           4,200            97,975
   Uniqa Versicherungen AG......................................................          35,466           512,413
   Verbund AG...................................................................          14,787           401,862
   Vienna Insurance Group AG Wiener Versicherung Gruppe.........................          38,936         1,681,197
   Voestalpine AG...............................................................          96,025         3,156,174
 #*Warimpex Finanz und Beteiligungs AG..........................................           7,537             9,762
  #Wienerberger AG..............................................................         152,106         1,754,078
   Wolford AG...................................................................           1,281            38,589
  #Zumtobel AG..................................................................          27,628           503,136
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                        26,354,163
                                                                                                   ---------------
BELGIUM -- (0.9%)
  *Ablynx NV....................................................................           7,524            28,895
   Ackermans & van Haaren NV....................................................          28,147         2,262,280
   Ageas SA.....................................................................       3,100,088         6,461,427
  *Agfa-Gevaert NV..............................................................         245,838           444,263
   Anheuser-Busch InBev NV......................................................         131,117         7,972,029
  #Anheuser-Busch InBev NV Sponsored ADR........................................          87,951         5,347,421
  *Arseus NV....................................................................          21,140           294,800
   Banque Nationale de Belgique SA..............................................             240           706,343
   Barco NV.....................................................................          18,231           987,434
  #Bekaert NV...................................................................          40,932         1,669,519
  #Belgacom SA..................................................................          33,322         1,041,236
   Colruyt SA...................................................................          11,475           434,631
   Compagnie d'Entreprises SA...................................................          10,103           541,906
   Compagnie Immobiliere de Belgique SA.........................................           2,181            71,402
   Compagnie Maritime Belge SA..................................................          18,649           423,392
 #*Deceuninck NV................................................................          89,484           125,438
   Delhaize Group SA............................................................          21,298         1,161,086
   Delhaize Group SA Sponsored ADR..............................................          62,138         3,399,570
  *Devgen NV....................................................................           5,605            37,957
 #*Dexia SA.....................................................................         675,365           297,378
   D'ieteren SA.................................................................          26,027         1,296,340
   Duvel Moorgat SA.............................................................             360            33,164
   Econocom Group SA............................................................           4,815            97,038
   Elia System Operator SA......................................................          21,389           813,435
 #*Euronav SA...................................................................          20,814           132,109
   EVS Broadcast Equipment SA...................................................           6,473           318,369
  #Exmar NV.....................................................................          42,234           315,443
  *Galapagos NV.................................................................          21,726           298,395
   Gimv NV......................................................................           1,081            52,765
   Hamon & Compagnie International SA...........................................             743            17,964
   Image Recognition Integrated Systems (I.R.I.S.) SA...........................             843            28,564
   Ion Beam Applications SA.....................................................          17,638           139,247
   Jensen-Group NV..............................................................           2,121            21,508
   KBC Groep NV.................................................................         108,970         2,077,433
  *Kinepolis Group NV...........................................................          11,934           885,327
   Lotus Bakeries NV............................................................              24            13,181
   Melexis NV...................................................................          10,752           160,230
   Mobistar SA..................................................................           8,610           431,151
  #Nyrstar NV...................................................................         182,217         1,705,402
  *Option NV....................................................................          88,995            34,834
  *RealDolmen NV................................................................           1,807            41,625

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
   Recticel SA..................................................................          28,985   $       198,739
   Rosier SA....................................................................              38            12,682
   Roularta Media Group NV......................................................           4,380            90,883
  *SAPEC SA.....................................................................             190            10,653
   Sioen Industries NV..........................................................           4,626            32,422
   Sipef NV.....................................................................           7,119           578,764
  #Solvay SA....................................................................          49,042         4,852,977
   Telenet Group Holding NV.....................................................          28,692         1,136,173
   Tessenderlo Chemie NV........................................................          38,332         1,309,970
 #*ThromboGenics NV.............................................................          18,779           435,798
  *TiGenix NV...................................................................          13,986            12,790
   UCB SA.......................................................................          88,415         3,601,407
   Umicore SA...................................................................          65,612         3,056,332
   Van de Velde NV..............................................................           2,629           128,000
   VPK Packaging Group SA.......................................................           1,132            44,450
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        58,123,971
                                                                                                   ---------------
CANADA -- (10.4%)
  *20-20 Technologies, Inc......................................................             600             1,750
 #*5N Plus, Inc.................................................................          34,868           179,434
   Aastra Technologies, Ltd.....................................................          14,736           248,221
  *Absolute Software Corp.......................................................          21,700           102,797
  *Advantage Oil & Gas, Ltd.....................................................         311,993         1,110,816
   Aecon Group, Inc.............................................................          80,882           907,472
 #*AEterna Zentaris, Inc........................................................          30,466            52,564
  #AG Growth International, Inc.................................................          12,248           449,635
  #AGF Management, Ltd. Class B.................................................         148,256         2,324,309
  #Agnico-Eagle Mines, Ltd......................................................          58,825         2,205,278
   Agrium, Inc..................................................................          88,292         7,117,425
  *Ainsworth Lumber Co., Ltd....................................................          64,174            85,762
  *Air Canada Class A...........................................................          69,620            74,987
   Akita Drilling, Ltd. Class A.................................................          11,400           110,510
  *Alacer Gold Corp.............................................................          95,122           900,277
   Alamos Gold, Inc.............................................................          55,200         1,130,755
  *AlarmForce Industries, Inc...................................................           2,900            27,476
  *Alexco Resource Corp.........................................................          25,900           198,893
  *Alexis Minerals Corp.........................................................         149,031             6,688
   Algoma Central Corp..........................................................           1,186           117,098
  #Algonquin Power & Utilities Corp.............................................         144,367           862,430
   Alimentation Couche-Taro, Inc. Class B.......................................          69,300         2,104,503
   Alliance Grain Traders, Inc..................................................          18,258           343,054
  #AltaGas, Ltd.................................................................          76,762         2,318,094
  *Alter NRG Corp...............................................................           4,900             2,688
 #*Alterra Power Corp...........................................................         140,495            72,861
  *Altius Minerals Corp.........................................................          33,900           381,024
   Amerigo Resources, Ltd.......................................................         153,100           134,365
  *Anderson Energy, Ltd.........................................................         114,562            54,842
   Andrew Peller, Ltd. Class A..................................................           2,000            19,308
  *Angle Energy, Inc............................................................         106,859           581,879
 #*Antrim Energy, Inc...........................................................         113,188           149,006
 #*Anvil Mining, Ltd............................................................         166,900         1,261,695
  #ARC Resources, Ltd...........................................................         145,788         3,534,563
  *Argonaut Gold, Inc...........................................................         108,084           911,928
  #Armtec Infrastructure, Inc...................................................           7,999            16,832
 #*Arsenal Energy, Inc..........................................................         128,346            87,040
   Astral Media, Inc. Class A...................................................          68,185         2,397,049
   Atco, Ltd. Class I...........................................................          23,900         1,422,750
  #Atlantic Power Corp..........................................................          62,389           926,471
 #*Atna Resource, Ltd...........................................................          54,386            60,748
  *Atrium Innovations, Inc......................................................          36,836           433,494
  *ATS Automation Tooling System, Inc...........................................         115,549           805,513

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Augusta Resource Corp........................................................          29,802   $        94,515
  *Aura Minerals, Inc...........................................................         174,033           199,599
 #*AuRico Gold, Inc.............................................................         345,281         3,267,893
  *Aurizon Mines, Ltd...........................................................          94,600           526,447
  #AvenEx Energy Corp...........................................................          50,146           277,561
 #*Avion Gold Corp..............................................................         214,908           327,924
  *AXIA NetMedia Corp...........................................................          50,400            74,894
  *Azure Dynamics Corp..........................................................         109,500             7,644
 #*B2Gold Corp..................................................................         298,857         1,138,560
  *Baja Mining Corp.............................................................         181,116           164,372
 #*Ballard Power Systems, Inc...................................................         162,070           190,728
  #Bank of Montreal.............................................................         261,573        15,206,034
  #Bank of Nova Scotia..........................................................         264,875        13,612,256
 #*Bankers Petroleum, Ltd.......................................................          84,733           452,946
   Barrick Gold Corp............................................................         179,635         8,860,823
  #Baytex Energy Corp...........................................................          15,900           914,008
  #BCE, Inc.....................................................................          55,516         2,263,383
  #Bell Aliant, Inc.............................................................         107,919         3,022,206
 #*Bellatrix Exploration, Ltd...................................................         184,628           858,050
  *BioExx Specialty Proteins, Ltd...............................................          33,791             6,572
  *BioteQ Environmental Technologies, Inc.......................................           4,900             1,124
  *Birch Mountain Resources, Ltd................................................           1,200                 6
 #*Birchcliff Energy, Ltd.......................................................          97,200         1,299,942
 #*Bird Construction, Inc.......................................................          18,554           238,702
  #Black Diamond Group, Ltd.....................................................          31,697           567,113
  *BlackPearl Resources, Inc....................................................         252,562         1,209,033
   BMTC Group, Inc. Class A.....................................................           1,600            28,738
 #*BNK Petroleum, Inc...........................................................          47,495            84,313
   Bombardier, Inc. Class A.....................................................          25,790           121,915
  #Bombardier, Inc. Class B.....................................................         202,000           934,756
  #Bonavista Energy Corp........................................................          74,656         1,685,661
  #Bonterra Energy Corp.........................................................           6,100           324,255
  *Boralex, Inc. Class A........................................................          27,789           234,185
  *Brick, Ltd. (The)............................................................           8,500            25,431
 #*Brigus Gold Corp.............................................................         189,017           220,554
   Brookfield Asset Management, Inc. Class A....................................          63,400         1,924,067
  #Brookfield Properties Corp...................................................          45,000           776,852
  *Brookfield Residential Properties, Inc.......................................           3,123            27,128
  *Burcon NutraScience Corp.....................................................           4,900            32,497
  *C&C Energia, Ltd.............................................................           5,228            45,205
   CAE, Inc.....................................................................         198,315         2,187,458
  *Caledonia Mining Corp........................................................          83,000             9,933
  #Calfrac Well Services, Ltd...................................................          29,929           774,268
  *Calian Technologies, Ltd.....................................................           1,677            31,275
 #*Calmena Energy Services, Inc.................................................         102,654            25,594
  *Calvalley Petroleum, Inc. Class A............................................          90,892           155,913
   Cameco Corp..................................................................         228,383         5,297,884
  #Canaccord Capital, Inc.......................................................          99,852           780,732
   Canada Bread Co., Ltd........................................................           7,900           354,543
  #Canadian Energy Services & Technology Corp...................................          14,895           165,186
  #Canadian Helicopters Group, Inc..............................................           5,198           127,423
  #Canadian Imperial Bank of Commerce...........................................          86,861         6,605,317
  #Canadian National Railway Co.................................................          54,400         4,103,193
   Canadian National Resources, Ltd.............................................         378,150        14,979,673
  #Canadian Oil Sands, Ltd......................................................          88,400         2,191,706
   Canadian Pacific Railway, Ltd................................................          87,742         6,257,535
  #Canadian Tire Corp. Class A..................................................          82,910         5,313,450
   Canadian Utilities, Ltd. Class A.............................................          66,400         3,997,112
  #Canadian Western Bank........................................................          83,629         2,207,699
  *Canadian Zinc Corp...........................................................          25,280            16,136
   Canam Group, Inc. Class A....................................................          50,600           208,415

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Candente Copper Corp.........................................................           9,800   $         9,774
 #*Canfor Corp..................................................................         130,639         1,528,269
   Canfor Pulp Products, Inc....................................................          35,725           463,887
  *Cangene Corp.................................................................          35,800            63,195
  *Canickel Mining, Ltd.........................................................          54,500             1,631
   CanWel Building Materials Group, Ltd.........................................           9,500            23,686
   Canyon Services Group, Inc...................................................          11,000           124,953
   Capital Power Corp...........................................................          28,867           707,064
  #Capstone Infrastructure Corp.................................................          70,931           282,253
 #*Capstone Mining Corp.........................................................         317,951         1,097,148
  *Cardero Resource Corp........................................................          42,958            61,693
  *Cardiome Pharma Corp.........................................................          37,400            87,280
  *Carpathian Gold, Inc.........................................................         143,517            77,290
   Cascades, Inc................................................................          93,665           420,358
  #Cash Store Financial Services, Inc. (The)....................................           7,699            52,443
  *Catalyst Paper Corp..........................................................         496,598             7,429
   Cathedral Energy Services, Ltd...............................................          32,947           234,937
   CCL Industries, Inc. Class B.................................................          34,900         1,104,395
  *CE Franklin, Ltd.............................................................          13,700           115,453
  *Celestica, Inc...............................................................         260,596         2,219,497
  *Celtic Exploration, Ltd......................................................          62,500         1,151,890
   Cenovus Energy, Inc..........................................................         160,717         5,864,800
   Centerra Gold, Inc...........................................................          64,106         1,269,078
  *Cequence Energy, Ltd.........................................................          92,986           166,924
  *CGI Group, Inc. Class A......................................................         153,686         3,103,761
 #*China Gold International Resources Corp., Ltd................................         248,200           797,052
  *Chinook Energy, Inc..........................................................          26,878            39,404
   Churchill Corp. Class A (The)................................................          18,303           228,719
  #CI Financial Corp............................................................          29,000           623,846
  *CIC Energy Corp..............................................................          53,350            42,565
  #Cineplex, Inc................................................................          47,728         1,198,555
   Clairvest Group, Inc.........................................................           1,100            16,697
  *Clarke, Inc..................................................................          13,900            58,223
 #*Claude Resources, Inc........................................................         207,569           289,814
  #CML HealthCare, Inc..........................................................          57,062           591,847
  *Coastal Contacts, Inc........................................................          16,400            40,890
  *Cobriza Metals Corp..........................................................           1,960               406
  #Cogeco Cable, Inc............................................................          20,920         1,007,715
   Cogeco, Inc..................................................................             200             9,277
   Colabor Group, Inc...........................................................          26,521           297,558
  *Colossus Minerals, Inc.......................................................           4,700            34,171
 #*COM DEV International, Ltd...................................................          87,600           172,981
  *Compton Petroleum Corp.......................................................             641             2,749
   Computer Modelling Group, Ltd................................................           8,468           122,286
 #*Connacher Oil & Gas, Ltd.....................................................         411,950           398,516
 #*Constellation Software, Inc..................................................           1,862           164,715
   Contrans Group, Inc. Class A.................................................          16,282           144,520
   Corby Distilleries, Ltd. Class A.............................................          10,550           166,136
 #*Corridor Resources, Inc......................................................          89,500            81,226
  #Corus Entertainment, Inc. Class B............................................         115,600         2,401,464
 #*Cott Corp....................................................................         126,594           886,297
  #Crescent Point Energy Corp...................................................         116,706         5,337,725
  *Crew Energy, Inc.............................................................         131,179         1,792,313
  *Crocodile Gold Corp..........................................................         107,146            63,046
  *Crocotta Energy, Inc.........................................................          34,448           122,648
  *CVTech Group, Inc............................................................           9,700             9,577
  *Cyberplex, Inc...............................................................           8,700               694
   Davis & Henderson Corp.......................................................          76,206         1,357,374
  *Delphi Energy Corp...........................................................         145,932           270,703
 #*Denison Mines Corp...........................................................         367,372           630,178
  *Descartes Systems Group, Inc. (The)..........................................          59,129           474,117

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *DHX Media, Ltd...............................................................          17,231   $        16,669
  #DirectCash Payments, Inc.....................................................           1,447            30,305
   Dollarama, Inc...............................................................          30,462         1,313,934
   Dorel Industries, Inc. Class B...............................................          35,100           867,436
 #*DragonWave, Inc..............................................................          40,406           166,427
  *Duluth Metals, Ltd...........................................................          17,600            44,408
  *Dundee Capital Markets, Inc..................................................          58,300            65,120
 #*Dundee Precious Metals, Inc..................................................         132,246         1,241,084
  *Dynasty Metals & Mining, Inc.................................................          26,157            58,173
 #*Eastern Platinum, Ltd........................................................       1,014,200           546,193
  *Eastmain Resources, Inc......................................................          29,500            35,893
   easyhome, Ltd................................................................             500             3,615
  *Eco Oro Minerals Corp........................................................          51,320            84,962
  *EGI Financial Holdings, Inc..................................................             900             6,283
   E-L Financial Corp., Ltd.....................................................              88            33,350
  #Eldorado Gold Corp...........................................................         223,548         3,386,550
  *Electrovaya, Inc.............................................................          13,400            10,691
  #Emera, Inc...................................................................          16,017           518,033
   Empire Co., Ltd. Class A.....................................................          34,707         1,955,665
  #Enbridge Income Fund Holdings, Inc...........................................          21,201           456,074
  #Enbridge, Inc................................................................         142,270         5,353,393
  #Encana Corp..................................................................         299,924         5,746,026
 #*Endeavour Mining Corp........................................................          99,083           255,934
  *Endeavour Silver Corp........................................................          42,825           484,328
   Enerflex, Ltd................................................................          43,900           540,267
  #Enerplus Corp................................................................         138,917         3,311,176
   Enghouse Systems, Ltd........................................................          11,429           156,726
   Ensign Energy Services, Inc..................................................         164,200         2,554,623
  *Entree Gold, Inc.............................................................          32,700            41,417
  *Epsilon Energy, Ltd..........................................................          62,942           200,872
  *Equal Energy, Ltd............................................................             500             2,114
   Equitable Group, Inc.........................................................          13,470           369,025
  *Essential Energy Services, Ltd...............................................          16,589            33,916
  *Euro Goldfields, Ltd.........................................................         148,900         1,903,758
   Evertz Technologies, Ltd.....................................................          13,600           189,209
  *Excellon Resources, Inc......................................................          77,000            46,076
 #*Exchange Income Corp.........................................................           4,802           119,392
   Exco Technologies, Ltd.......................................................           7,600            29,939
  *EXFO, Inc....................................................................          26,718           168,670
  *Fairborne Energy, Ltd........................................................         118,625           286,300
   Fairfax Financial Holdings, Ltd..............................................          15,330         6,222,509
  *Fibrek, Inc..................................................................          11,710            11,795
   Fiera Sceptre, Inc...........................................................             900             5,834
   Finning International, Inc...................................................          52,300         1,428,640
   Firm Capital Mortgage Investment Corp........................................           1,766            23,284
   First Capital Realty, Inc....................................................          55,426           990,007
 #*First Majestic Silver Corp...................................................          86,039         1,777,070
   First National Financial Corp................................................             278             4,880
  *First Nickel, Inc............................................................          18,000             2,423
   First Quantum Minerals, Ltd..................................................         218,565         4,786,763
  *First Uranium Corp...........................................................         238,864            39,306
  *FirstService Corp............................................................           9,700           287,024
  *Flint Energy Services, Ltd...................................................          53,429           787,554
  *Formation Capital Corp.......................................................           7,700             4,224
  *Forsys Metals Corp...........................................................          50,120            33,990
  #Fortis, Inc..................................................................          62,628         2,085,518
  *Fortress Paper, Ltd. Class A.................................................          14,126           555,347
  *Fortuna Silver Mines, Inc....................................................         102,160           684,667
  *Fortune Minerals, Ltd........................................................          15,240            15,047
  *Fraser Papers, Inc...........................................................           6,400               415
   Futuremed Healthcare Products Corp...........................................           7,052            56,827

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Garda World Security Corp. Class A...........................................          14,171   $       113,628
  *GBS Gold International, Inc..................................................          42,400                --
   Genivar, Inc.................................................................          25,509           668,571
   Gennum Corp..................................................................          33,870           455,338
   Genworth MI Canada, Inc......................................................          32,838           744,725
  *GeoMark Exploration, Ltd.....................................................          17,100            14,496
   George Weston, Ltd...........................................................          33,361         2,166,286
   Gildan Activewear, Inc.......................................................          60,000         1,305,675
   Glacier Media, Inc...........................................................          22,700            47,994
 #*Glentel, Inc.................................................................           7,600           168,645
  *GLG Life Tech Corp...........................................................           2,810             3,923
   Gluskin Sheff & Associates, Inc..............................................           5,300            79,709
  *GLV, Inc. Class A............................................................          12,023            46,763
   GMP Capital, Inc.............................................................          87,400           694,702
  #Goldcorp, Inc................................................................         221,521        10,714,838
  *Golden Star Resources, Ltd...................................................         398,301           869,930
  *Gran Tierra Energy, Inc......................................................         292,258         1,667,214
 #*Grande Cache Coal Corp.......................................................          62,000           594,216
 #*Great Basin Gold, Ltd........................................................         596,594           749,684
  *Great Canadian Gaming Corp...................................................          94,363           809,337
  *Great Panther Silver, Ltd....................................................          52,100           139,252
   Great-West Lifeco, Inc.......................................................         121,700         2,684,755
   Groupe Aeroplan, Inc.........................................................         248,247         3,084,829
  *Guide Exploration, Ltd. Class A..............................................         153,941           397,634
  *Hanfeng Evergreen, Inc.......................................................          42,625           105,850
  *Harry Winston Diamond Corp...................................................          85,700         1,002,554
  *Helix BioPharma Corp.........................................................             900             1,607
  *Hemisphere GPS, Inc..........................................................          46,880            42,078
  *Heroux-Devtek, Inc...........................................................          27,600           200,937
   High Liner Foods, Inc........................................................             500             8,986
  *High River Gold Mines, Ltd...................................................         244,717           300,191
   Home Capital Group, Inc......................................................          27,800         1,427,845
   Horizon North Logistics, Inc.................................................          55,290           282,874
   HudBay Minerals, Inc.........................................................         189,923         2,218,010
  #Husky Energy, Inc............................................................         110,197         2,691,458
  *Hydrogenics Corp.............................................................             700             3,840
   IAMGOLD Corp.................................................................         308,829         5,152,797
   IBI Group, Inc...............................................................           4,761            65,810
   IGM Financial, Inc...........................................................          27,700         1,237,618
 #*Imax Corp....................................................................          36,920           764,764
  *Imperial Metals Corp.........................................................          57,400           892,456
   Imperial Oil, Ltd............................................................          29,603         1,410,623
 #*IMRIS, Inc...................................................................          14,500            39,045
   Indigo Books & Music, Inc....................................................           5,523            47,039
  #Industrial Alliance Insurance & Financial Services, Inc......................         121,200         3,201,943
   Inmet Mining Corp............................................................          47,034         3,142,792
  #Innergex Renewable Energy, Inc...............................................          74,890           768,543
  *Insignia Energy, Ltd.........................................................           4,148             4,344
   Intact Financial Corp........................................................         100,700         5,937,353
  *Inter-Citic Minerals, Inc....................................................          32,963            41,422
  *International Forest Products, Ltd. Class A..................................          50,261           227,069
  *Intertape Polymer Group, Inc.................................................          62,104           239,695
 #*Ivanhoe Energy, Inc..........................................................         173,875           180,343
 #*Ivanhoe Mines, Ltd...........................................................          44,455           716,902
  *Ivernia, Inc.................................................................         156,000            11,668
 #*Jaguar Mining, Inc...........................................................         132,369           953,131
   Jean Coutu Group PJC, Inc. Class A (The).....................................          95,600         1,275,684
  #Just Energy Group, Inc.......................................................         106,223         1,272,303
 #*Katanga Mining, Ltd..........................................................         525,231           665,247
   K-Bro Linen, Inc.............................................................             742            16,243
  *Keegan Resources, Inc........................................................           6,861            28,465

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  #Keyera Corp..................................................................          16,759   $       784,883
  #Killam Properties, Inc.......................................................          38,417           460,912
  *Kimber Resources, Inc........................................................          15,200            17,433
  *Kingsway Financial Services, Inc.............................................          63,900            38,237
   Kinross Gold Corp............................................................         465,576         5,260,772
  *Kirkland Lake Gold, Inc......................................................          19,100           339,636
  *La Mancha Resources, Inc.....................................................         109,500           346,180
  *Laramide Resources, Ltd......................................................         102,521            98,155
   Laurentian Bank of Canada....................................................          42,600         1,962,820
   Le Chateau, Inc. Class A.....................................................          15,700            25,522
  *Legacy Oil & Gas, Inc........................................................         166,312         2,061,692
  #Leisureworld Senior Care Corp................................................          19,368           231,597
   Leon's Furniture, Ltd........................................................          36,579           459,654
  #Linamar Corp.................................................................          61,600         1,057,896
  #Liquor Stores N.A., Ltd......................................................           7,075           113,319
  #Loblaw Cos., Ltd.............................................................          75,800         2,751,690
  *Lundin Mining Corp...........................................................         595,589         3,011,505
   MacDonald Dettweiler & Associates, Ltd.......................................          31,419         1,384,040
  #Magna International, Inc.....................................................         167,874         6,934,618
  *Mainstreet Equity Corp.......................................................           5,282           116,471
   Major Drilling Group International, Inc......................................          78,900         1,321,951
   Manitoba Telecom Services, Inc...............................................          24,100           763,115
  #Manulife Financial Corp......................................................         719,504         8,402,705
   Maple Leaf Foods, Inc........................................................         111,196         1,229,843
  *March Networks Corp..........................................................           5,000            23,836
  *Martinrea International, Inc.................................................          95,877           848,139
  *Maxim Power Corp.............................................................          24,537            50,165
   MDC Partners, Inc. Class A...................................................           9,552           125,032
 #*MDN, Inc.....................................................................          24,200             6,637
  #MDS, Inc.....................................................................         145,226         1,410,692
   Mediagrif Interactive Technologies, Inc......................................           1,100            17,915
  *MEG Energy Corp..............................................................          25,753         1,159,874
 #*MEGA Brands, Inc.............................................................           3,848            30,279
  *Mega Uranium, Ltd............................................................         155,450            46,509
 #*Mercator Minerals, Ltd.......................................................         131,933           228,945
   Methanex Corp................................................................         164,300         4,473,312
  #Metro, Inc. Class A..........................................................          81,000         4,422,001
  *MGM Energy Corp..............................................................             248                54
   MI Developments, Inc.........................................................          24,958           872,422
  *Midway Energy, Ltd...........................................................          68,365           222,952
 #*Migao Corp...................................................................          61,406           232,714
  *Minco Silver Corp............................................................          33,880            87,175
  *Minefinders Corp.............................................................           8,400           118,875
 #*Minera Andes Acquisition Corp................................................         102,126           600,922
  *Miranda Technologies, Inc....................................................          17,400           173,879
 #*Mood Media Corp..............................................................           2,923             8,396
   Morneau Shepell, Inc.........................................................          21,069           230,715
   Mullen Group, Ltd............................................................          74,695         1,437,732
  #NAL Energy Corp..............................................................         192,518         1,395,837
  #National Bank of Canada......................................................         103,598         7,771,658
  *Nautilus Minerals, Inc.......................................................          24,386            56,423
 #*Neo Material Technologies, Inc...............................................          85,050           708,255
  *Nevada Copper Corp...........................................................           6,900            32,480
  *New Gold, Inc................................................................         297,200         3,479,733
   Newalta Corp.................................................................          63,395           882,611
   Nexen, Inc...................................................................         403,592         7,233,019
  *NGEx Resources, Inc..........................................................           3,587             9,838
   Niko Resources, Ltd..........................................................          23,728         1,159,305
  *Norbord, Inc.................................................................          29,830           296,307
  *North American Energy Partners, Inc..........................................          15,676           100,213
 #*North American Palladium, Ltd................................................         123,747           348,027

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  #North West Co., Inc. (The)...................................................           9,077   $       175,620
  *Northern Dynasty Minerals, Ltd...............................................           9,265            68,931
  #Northland Power, Inc.........................................................          83,751         1,440,815
  *Northstar Aerospace, Inc.....................................................           3,323             1,243
 #*NovaGold Resources, Inc......................................................          59,600           616,982
  *Nuvista Energy, Ltd..........................................................         115,039           497,925
  *Nuvo Research, Inc...........................................................          32,000             1,596
  *OceanaGold Corp..............................................................         338,291           863,693
 #*Olympus Pacific Minerals, Inc................................................          13,600             4,679
  *Oncolytics Biotech, Inc......................................................           6,017            29,044
   Onex Corp....................................................................          83,587         2,892,659
  *Open Range Energy Corp.......................................................          72,749            89,966
  *Open Text Corp...............................................................          49,000         2,483,475
  *Oromin Explorations, Ltd.....................................................          24,803            24,489
 #*Orvana Minerals Corp.........................................................          85,324            96,156
  *Pace Oil & Gas, Ltd..........................................................          64,988           382,397
   Pacific Rubiales Energy Corp.................................................         137,674         3,464,162
  *Paladin Labs, Inc............................................................           9,533           428,971
 #*Pan American Silver Corp.....................................................         120,460         2,764,321
  *Paramount Resources, Ltd. Class A............................................          37,465         1,289,062
  *Parex Resources, Inc.........................................................          10,650            86,882
  #Parkland Fuel Corp...........................................................          22,895           292,724
   Pason Systems, Inc...........................................................          31,719           411,237
  *Patheon, Inc.................................................................          14,127            19,020
  #Pembina Pipeline Corp........................................................          36,729           982,419
  #Pengrowth Energy Corp........................................................         437,986         4,389,907
  #Penn West Petroleum, Ltd.....................................................         329,830         7,187,380
  *Peregrine Diamonds, Ltd......................................................          32,200            22,800
   Perpetual Energy, Inc........................................................          83,329            72,301
 #*Petaquilla Minerals, Ltd.....................................................          99,811            59,725
  #PetroBakken Energy, Ltd. Class A.............................................          91,845         1,344,654
  *Petrobank Energy & Resources, Ltd............................................         106,969         1,489,266
   Petrominerales, Ltd..........................................................          48,618         1,014,835
  #Peyto Exploration & Development Corp.........................................          65,900         1,296,706
  *Phoscan Chemical Corp........................................................         149,480            44,723
  #PHX Energy Services Corp.....................................................           8,059            79,810
  *Pilot Gold, Inc..............................................................          35,194            50,192
  *Platinum Group Metals, Ltd...................................................          46,070            49,622
  *Points International, Ltd....................................................           6,420            52,054
  *Polaris Miner Corp...........................................................           7,200             4,165
  *PolyMet Mining Corp..........................................................          30,970            46,330
  #Poseidon Concepts Corp.......................................................          64,303           949,763
   Potash Corp. of Saskatchewan, Inc............................................          50,900         2,384,843
  *Precision Drilling Corp......................................................         332,149         3,408,610
  #Premium Brands Holdings Corp.................................................          22,807           388,950
  *Primero Mining Corp..........................................................          11,740            37,467
  #Progress Energy Resources Corp...............................................         231,700         2,454,028
   Progressive Waste Solutions, Ltd.............................................         128,362         2,914,932
  *ProMetic Life Sciences, Inc..................................................          41,000             5,111
  #Provident Energy, Ltd........................................................          64,180           718,161
   Pulse Seismic, Inc...........................................................          70,508           116,728
  *Pure Energy Services, Ltd....................................................           9,000            75,396
  *QLT, Inc.....................................................................          86,380           608,201
 #*Quadra FNX Mining, Ltd.......................................................         243,976         3,659,518
   Quebecor, Inc. Class B.......................................................          59,900         2,121,321
  *Queenston Mining, Inc........................................................          18,554            94,741
  *Questerre Energy Corp........................................................          81,025            55,757
 #*Ram Power Corp...............................................................         117,525            41,023
   Reitmans Canada, Ltd.........................................................           1,346            20,203
   Reitmans Canada, Ltd. Class A................................................          52,000           762,342
  *Research In Motion, Ltd......................................................         210,474         3,509,649

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Resverlogix Corp.............................................................          11,100   $        16,384
   Richelieu Hardware, Ltd......................................................          12,606           374,647
  *Richmont Mines, Inc..........................................................          29,228           363,783
  #Ritchie Brothers Auctioneers, Inc............................................          62,100         1,463,472
  *RMP Energy, Inc..............................................................          78,147           180,813
  *Rock Energy, Inc.............................................................          25,600            49,275
  #Rocky Mountain Dealerships, Inc..............................................          11,542           104,864
  #Rogers Communications, Inc. Class B..........................................          37,700         1,449,422
   Rogers Sugar, Inc............................................................          78,849           439,579
   RONA, Inc....................................................................         156,002         1,470,249
  #Royal Bank of Canada.........................................................         326,040        17,028,737
  *RS Technologies, Inc.........................................................             174                17
  *Ruggedcom, Inc...............................................................           2,441            79,874
  #Russel Metals, Inc...........................................................          95,020         2,352,994
  *Sabina Gold & Silver Corp....................................................          28,678           121,553
  *San Gold Corp................................................................           6,059            11,723
  *Sandvine Corp................................................................         350,787           486,281
  #Saputo, Inc..................................................................          29,700         1,209,682
  *Savanna Energy Services Corp.................................................         107,325           765,307
 #*Scorpio Mining Corp..........................................................         136,693           295,825
 #*Seabridge Gold, Inc..........................................................          15,600           315,205
  *Sears Canada, Inc............................................................           2,082            24,211
  *Secure Energy Services, Inc..................................................          23,813           202,578
   SEMAFO, Inc..................................................................         177,700         1,187,384
  #Shaw Communictions, Inc. Class B.............................................          77,585         1,539,784
   ShawCor, Ltd. Class A........................................................          58,706         1,744,728
   Sherritt International Corp..................................................         370,000         2,335,793
   Shoppers Drug Mart Corp......................................................          80,600         3,335,893
  *Shore Gold, Inc..............................................................         249,227            93,208
  *Sierra Wireless, Inc.........................................................          51,526           373,585
  *Silver Standard Resources, Inc...............................................          80,137         1,381,039
   Silver Wheaton Corp..........................................................          67,780         2,417,962
   Silvercorp Metals, Inc.......................................................          77,419           637,759
 #*Sino-Forest Corp.............................................................         230,700           317,210
   SNC-Lavalin Group, Inc.......................................................          19,800         1,019,521
  *Softchoice Corp..............................................................          13,855           167,885
  *Sonde Resources Corp.........................................................          14,187            36,645
 #*Southern Pacific Resource Corp...............................................         513,428           844,875
 #*SouthGobi Resources, Ltd.....................................................         103,376           744,365
  *Sprott Resource Corp.........................................................         132,082           515,050
   Sprott Resource Lending Corp.................................................         139,978           206,610
   Sprott, Inc..................................................................          46,135           315,174
  *St. Andrew Goldfields, Ltd...................................................          61,500            26,680
  *Stantec, Inc.................................................................          57,965         1,612,869
  *Starfield Resources, Inc.....................................................          45,300               904
   Stella-Jones, Inc............................................................           2,950           122,537
  *Storm Cat Energy Corp........................................................             500                20
  *Stornoway Diamond Corp.......................................................          76,590            67,218
  *Strateco Resources, Inc......................................................          69,000            36,472
  #Student Transportation, Inc..................................................          57,546           393,129
  *Sulliden Gold Corp., Ltd.....................................................          59,225            93,914
  #Sun Life Financial, Inc......................................................         342,761         6,867,526
   Suncor Energy, Inc...........................................................         629,229        21,675,047
  *SunOpta, Inc.................................................................          71,753           352,790
  *Sun-Rype Products, Ltd.......................................................             100               598
  #Superior Plus Corp...........................................................         143,297           903,198
  *SXC Health Solutions Corp....................................................          19,200         1,215,151
   Talisman Energy, Inc.........................................................         484,300         5,786,291
 #*Tanzanian Royalty Exploration Corp...........................................          27,290            89,814
  *Taseko Mines, Ltd............................................................         129,070           469,837
   Teck Resources, Ltd. Class A.................................................           1,094            48,170

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Teck Resources, Ltd. Class B.................................................         279,087   $    11,834,825
   Telus Corp...................................................................          16,961           956,054
  #Telus Corp. Non-Voting.......................................................          82,040         4,397,776
  *Tembec, Inc..................................................................          58,624           219,248
  *Terra Energy Corp............................................................          43,090            17,404
 #*Tethys Petroleum, Ltd........................................................          35,628            23,096
 #*Theratechnologies, Inc.......................................................          55,200           144,785
 #*Thompson Creek Metals Co., Inc...............................................         140,059         1,184,502
  #Thomson Reuters Corp.........................................................         168,078         4,616,404
   Tim Hortons, Inc.............................................................          31,600         1,539,818
  *Timminco, Ltd................................................................          17,306             2,589
   TMX Group, Inc...............................................................          17,400           743,929
   Toromont Industries, Ltd.....................................................          60,167         1,335,711
  #Toronto Dominion Bank........................................................         350,772        27,125,622
   Torstar Corp. Class B........................................................          77,900           672,797
  #Total Energy Services, Inc...................................................          33,989           570,156
  *Tourmaline Oil Corp..........................................................           2,724            65,961
  #TransAlta Corp...............................................................         215,228         4,370,242
  *Transat AT, Inc. Class B.....................................................           2,900            20,911
  #TransCanada Corp.............................................................         257,270        10,583,811
  #Transcontinental, Inc. Class A...............................................          86,298         1,105,943
   TransForce, Inc..............................................................          81,693         1,319,863
  *TransGlobe Energy Corp.......................................................          55,000           535,903
  *Tranzeo Wireless Technologies, Inc...........................................           4,470               401
  #Trican Well Service, Ltd.....................................................          59,639           992,100
  #Trilogy Energy Corp..........................................................          14,500           451,905
  #Trinidad Drilling, Ltd.......................................................         159,169         1,065,148
  *TSO3, Inc....................................................................           5,400             9,425
   TVA Group, Inc. Class B......................................................           4,447            39,028
 #*Twin Butte Energy, Ltd.......................................................         227,140           579,913
  *UEX Corp.....................................................................         136,600           114,435
   Uni-Select, Inc..............................................................          18,564           488,770
 #*Uranium One, Inc.............................................................         756,145         1,930,519
  *Ur-Energy, Inc...............................................................         108,833           150,871
  *Valeant Pharmaceuticals International, Inc...................................          74,911         3,627,883
   Valener, Inc.................................................................          16,030           260,745
  *Vecima Network, Inc..........................................................           2,200             7,855
  #Veresen, Inc.................................................................         106,329         1,599,124
  #Vermilion Energy, Inc........................................................          11,800           541,338
  *Vero Energy, Inc.............................................................          47,911           131,878
   Vicwest, Inc.................................................................           3,452            38,730
  *Virginia Mines, Inc..........................................................           8,638            77,533
  #Viterra, Inc.................................................................         449,758         4,839,821
  *Vitran Corp., Inc............................................................           2,400            17,018
  #Wajax Corp...................................................................          15,900           661,245
   WaterFurnace Renewable Energy, Inc...........................................           1,587            27,777
  *Webtech Wireless, Inc........................................................          15,500             4,328
  *Wescast Industries, Inc......................................................             247             2,045
   Wesdome Gold Mines, Ltd......................................................          85,051           162,858
   West Fraser Timber Co., Ltd..................................................          42,693         2,056,945
 #*Westaim Corp.................................................................          84,100            43,614
  *Western Forest Products, Inc.................................................         112,025            96,082
  *Westfire Energy, Ltd.........................................................          31,926           161,429
   Westjet Airlines, Ltd........................................................           6,100            75,680
 #*Westport Innovations, Inc....................................................          18,628           773,581
 #*Whitecap Resources, Inc......................................................          19,638           183,121
   Wi-Lan, Inc..................................................................         205,000         1,169,442
   Winpak, Ltd..................................................................          26,460           323,262
  *Winstar Resources, Ltd.......................................................           2,000             8,876
  *Wireless Matrix Corp.........................................................          29,700            22,807
  *Xtreme Coil Drilling Corp....................................................          17,126            54,826

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Yamana Gold, Inc.............................................................         565,316   $     9,781,822
  #Yellow Media, Inc............................................................         233,681            45,445
 #*YM Biosciences, Inc..........................................................          15,400            30,410
 #*Yukon-Nevada Gold Corp.......................................................         145,232            42,004
  #Zargon Oil & Gas, Ltd........................................................          31,505           458,734
  *ZCL Composite, Inc...........................................................          10,000            30,917
                                                                                                   ---------------
TOTAL CANADA....................................................................                       645,395,892
                                                                                                   ---------------
DENMARK -- (0.8%)
  *A.P. Moeller-Maersk A.S. Series A............................................             113           794,496
   A.P. Moeller-Maersk A.S. Series B............................................             565         4,166,611
  *Aarhus Lokalbank A.S.........................................................             809               933
  *Aktieselskabet Skjern Bank A.S...............................................             210             3,163
  *Alk-Abello A.S...............................................................           9,301           550,407
  *Alm. Brand A.S...............................................................         136,506           230,690
  *Amagerbanken A.S.............................................................         347,815                --
   Ambu A.S. Series B...........................................................           2,123            59,160
   Auriga Industries A.S. Series B..............................................          28,324           408,429
 #*Bang & Olufsen Holdings A.S..................................................          51,522           622,701
 #*Bavarian Nordic A.S..........................................................          25,942           239,922
   BoConcept Holding A.S........................................................             450             6,626
   Brodrene Hartmann A.S. Series B..............................................           2,300            44,729
   Carlsberg A.S. Series B......................................................          64,561         4,921,250
   Chr. Hansen Holding A.S......................................................          43,515         1,067,617
   Coloplast A.S. Series B......................................................           3,250           479,804
   D/S Norden A.S...............................................................          36,892           925,257
 #*Dalhoff Larsen & Horneman A.S................................................           9,916            12,617
  *Danske Bank A.S..............................................................         271,897         3,963,050
   DFDS A.S.....................................................................           2,831           163,482
  *DiBa Bank A.S................................................................          10,296            80,037
  *Djursland Bank A.S...........................................................           1,040            24,531
   DSV A.S......................................................................         108,350         2,218,200
   East Asiatic Co., Ltd. A.S...................................................          20,532           470,529
  *Fionia Holding A.S...........................................................          53,180                --
  #FLSmidth & Co. A.S...........................................................          49,188         3,644,467
   Fluegger A.S. Series B.......................................................             350            20,354
  *Genmab A.S...................................................................          45,533           358,857
   GN Store Nord A.S............................................................         283,334         2,873,504
   Gronlandsbanken A.S..........................................................             290            14,626
  *H&H International A.S. Series B..............................................           5,798            49,059
  *H. Lundbeck A.S..............................................................          45,469           897,846
   Harboes Bryggeri A.S.........................................................           2,462            41,333
   IC Companys A.S..............................................................           6,607           119,645
   Jeudan A.S...................................................................           1,880           129,995
  *Jyske Bank A.S...............................................................          72,099         2,126,254
  *Lastas A.S. Series B.........................................................              31               153
 #*NeuroSearch A.S..............................................................          23,697            64,335
  *Newcap Holding A.S...........................................................          24,798             3,084
  #NKT Holding A.S..............................................................          31,165         1,179,912
   Nordjyske Bank A.S...........................................................           3,195            39,609
   Norresundby Bank A.S.........................................................             880            23,126
   North Media A.S..............................................................           3,000            12,710
   Novo-Nordisk A.S. Series B...................................................           2,142           254,531
  #Novo-Nordisk A.S. Sponsored ADR..............................................          22,700         2,705,386
  #Novozymes A.S. Series B......................................................          25,625           722,951
  *Ostjydsk Bank A.S............................................................             380            12,672
  *Parken Sport & Entertainment A.S.............................................           5,510            69,989
   Per Aarsleff A.S. Series B...................................................           1,808           138,688
   Ringkjoebing Landbobank A.S..................................................           3,153           362,945
   Rockwool International A.S. Series B.........................................           9,239           877,506
  #Royal Unibrew A.S............................................................          12,511           712,955

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
   Schouw & Co. A.S.............................................................          21,804   $       453,576
   SimCorp A.S..................................................................           2,185           332,744
 #*Sjaelso Gruppen A.S..........................................................          19,377             5,035
   Solar Holdings A.S. Series B.................................................           5,137           262,369
  *Spar Nord Bank A.S...........................................................          35,210           237,509
  *Sparbank A.S.................................................................           1,926            16,734
  *Sparekassen Faaborg A.S......................................................             271            11,677
   Sydbank A.S..................................................................          99,886         1,703,683
  *TDC A.S......................................................................         150,942         1,178,356
   Thrane & Thrane A.S..........................................................           7,242           391,955
   Tivoli A.S...................................................................              90            46,992
 #*TK Development A.S...........................................................          49,771           118,356
  *Topdanmark A.S...............................................................           9,959         1,560,722
  *TopoTarget A.S...............................................................         163,547            77,720
  *Topsil Semiconductor Materials A.S...........................................         345,651            29,749
  *Torm A.S.....................................................................          17,487            12,340
  *Torm A.S. ADR................................................................          23,082            18,004
   Tryg A.S.....................................................................          24,859         1,352,240
   United International Enterprises A.S.........................................           1,062           142,584
 #*Vestas Wind Systems A.S......................................................         169,241         1,909,430
  *Vestjysk Bank A.S............................................................          23,022           110,084
  *William Demant Holding A.S...................................................           5,116           424,017
                                                                                                   ---------------
TOTAL DENMARK...................................................................                        49,306,609
                                                                                                   ---------------
FINLAND -- (1.3%)
   Ahlstrom Oyj.................................................................          20,956           352,960
 #*Aktia Oyj Series A...........................................................           1,669            12,013
   Alma Media Oyj...............................................................          23,225           194,606
   Amer Sports Oyj Series A.....................................................         148,662         1,888,149
   Aspo Oyj.....................................................................           8,353            81,362
   Atria P.L.C..................................................................          18,777           162,441
  *Bank of Aland P.L.C. Series B................................................           1,250            17,002
   BasWare Oyj..................................................................           4,560           113,772
 #*Biotie Therapies Corp. Oyj...................................................         214,708           141,120
   Cargotec Oyj Series B........................................................          35,013         1,276,360
  *Citycon Oyj..................................................................         148,936           487,645
  *Componenta Oyj...............................................................           4,400            20,013
   Comptel P.L.C................................................................          51,194            38,829
   Cramo Oyj....................................................................          25,439           360,269
   Digia P.L.C..................................................................          10,944            42,984
  *Efore Oyj....................................................................           7,109             7,729
  *Elcoteq SE...................................................................          12,700                --
  *Elektrobit Corp. Oyj.........................................................         432,696           379,268
  #Elisa Oyj....................................................................          76,185         1,604,258
   Etteplan Oyj.................................................................           7,036            24,708
  *Finnair Oyj..................................................................         103,789           343,197
  *Finnlines Oyj................................................................          17,325           163,321
   Fiskars Oyj Abp..............................................................          27,389           590,620
   Fortum Oyj...................................................................         238,244         5,238,839
   F-Secure Oyj.................................................................          60,115           162,614
  *Glaston Oyj Abp..............................................................           9,400             6,018
   HKScan Oyj Series A..........................................................          29,542           241,124
   Huhtamaki Oyj................................................................         125,561         1,536,741
   Ilkka-Yhtyma Oyj.............................................................          29,672           278,601
  #KCI Konecranes Oyj...........................................................          27,722           679,826
   Kemira Oyj...................................................................         135,675         1,671,212
  *Kesko Oyj Series A...........................................................           1,462            51,495
   Kesko Oyj Series B...........................................................          80,195         2,834,415
   Kone Oyj Series B............................................................          34,661         1,891,945
   Laennen Tehtaat Oyj..........................................................           1,800            36,879
   Lassila & Tikanoja Oyj.......................................................          29,820           446,487

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   Lemminkainen Oyj.............................................................          20,150   $       527,473
   Metso Oyj....................................................................         104,848         4,586,715
   Metso Oyj Sponsored ADR......................................................          10,246           449,185
 #*M-real Oyj Series B..........................................................         302,260           682,256
  *Neste Oil Oyj................................................................         181,804         2,043,738
  *Nokia Oyj....................................................................       1,449,070         7,277,953
  #Nokia Oyj Sponsored ADR......................................................         159,500           803,880
   Nokian Renkaat Oyj...........................................................          56,423         2,019,982
   Okmetic Oyj..................................................................          17,109           124,734
   Olvi Oyj Series A............................................................           6,835           146,942
   Oriola-KD Oyj Series A.......................................................           1,000             2,626
   Oriola-KD Oyj Series B.......................................................         107,386           278,470
   Orion Oyj Series A...........................................................          17,095           337,010
  #Orion Oyj Series B...........................................................          39,704           771,377
  #Outokumpu Oyj................................................................         150,481         1,237,739
   Outotec Oyj..................................................................          21,986         1,161,566
   PKC Group Oyj................................................................          17,329           327,843
   Pohjola Bank P.L.C. Series A.................................................         257,758         2,752,019
   Ponsse Oyj...................................................................          52,459           502,847
  #Poyry Oyj....................................................................          23,672           193,896
   Raisio P.L.C. Series V.......................................................         158,779           511,648
   Ramirent Oyj.................................................................          95,840           996,642
   Rapala VMC Oyj...............................................................          14,912           106,399
  #Rautaruukki Oyj Series K.....................................................          81,136           894,577
   Ruukki Group Oyj.............................................................         207,434           265,875
   Saga Furs Oyj................................................................           1,600            31,774
   Sampo Oyj Series A...........................................................         268,954         7,089,429
  #Sanoma Oyj...................................................................         102,001         1,378,714
  *Scanfil P.L.C................................................................          17,754            22,062
   Sievi Capital P.L.C..........................................................          17,754            29,282
   Stockmann Oyj Abp Series A...................................................           8,998           184,450
  #Stockmann Oyj Abp Series B...................................................          28,610           539,774
   Stora Enso Oyj Series R......................................................         574,426         4,102,096
  #Stora Enso Oyj Sponsored ADR.................................................         109,100           775,701
  *Technopolis Oyj..............................................................          43,686           205,057
  *Tecnomen Lifetree Oyj........................................................         212,996           122,887
   Teleste Oyj..................................................................           6,970            36,684
   Tieto Oyj....................................................................          76,392         1,153,989
  #Tikkurila Oyj................................................................          18,350           347,362
   UPM-Kymmene Oyj..............................................................         341,295         4,388,017
   UPM-Kymmene Oyj Sponsored ADR................................................          78,154         1,001,153
  #Uponor Oyj Series A..........................................................          47,027           482,259
   Vacon Oyj....................................................................           3,260           154,819
   Vaisala Oyj Series A.........................................................           4,589           102,119
   Wartsila OYJ Abp.............................................................          81,242         2,745,797
  #Yit Oyj......................................................................          87,691         1,620,861
                                                                                                   ---------------
TOTAL FINLAND...................................................................                        78,896,500
                                                                                                   ---------------
FRANCE -- (6.2%)
   ABC Arbitrage SA.............................................................           2,860            24,527
   Accor SA.....................................................................          66,188         2,016,105
   Aeroports de Paris SA........................................................          13,446           993,919
 #*Air France-KLM...............................................................         135,058           858,919
   Air Liquide SA...............................................................          22,448         2,833,027
   Akka Technologies SA.........................................................           2,145            57,603
 #*Alcatel-Lucent SA............................................................         103,983           183,578
 #*Alcatel-Lucent SA Sponsored ADR..............................................       1,716,276         2,986,320
   Alstom SA....................................................................          28,708         1,099,518
  *Altamir Amboise SA...........................................................          25,744           217,369
   ALTEN SA.....................................................................          29,454           815,301
 #*Altran Technologies SA.......................................................         205,659           972,079

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   April SA.....................................................................          13,497   $       218,435
 #*Archos SA....................................................................           6,809            73,178
  *Arkema SA....................................................................          56,825         4,606,233
  *Artprice.com SA..............................................................           2,026           138,106
   Assystem.....................................................................          12,164           219,151
 #*Atari SA.....................................................................          26,866            65,485
   AtoS SA......................................................................          53,232         2,679,939
   Aubay SA.....................................................................           3,818            25,434
   Audika SA....................................................................           1,627            32,040
   Aurea SA.....................................................................             515             3,873
  *Avanquest Software SA........................................................           3,500             9,438
  #Avenir Telecom SA............................................................          52,338            49,218
   AXA SA.......................................................................         271,605         4,135,618
   AXA SA Sponsored ADR.........................................................         468,270         7,141,118
  *Axway Software SA............................................................           4,011            78,967
  #Beneteau SA..................................................................          29,636           316,553
 #*Bigben Interactive SA........................................................              56               606
  *BioAlliance Pharma SA........................................................           2,205            13,211
   bioMerieux SA................................................................           3,881           326,844
   BNP Paribas SA...............................................................         344,447        14,650,765
   Boiron SA....................................................................           7,830           224,138
   Bollore SA...................................................................           4,493           911,903
   Bonduelle SCA................................................................           6,506           567,644
   Bongrain SA..................................................................           8,871           552,938
  #Bourbon SA...................................................................          59,578         2,031,184
  *Boursorama SA................................................................          28,719           234,453
  *Bouygues SA..................................................................         134,201         4,191,298
  *Bull SA......................................................................          48,947           198,067
   Bureau Veritas SA............................................................           9,495           696,816
  #Cap Gemini SA................................................................         188,306         6,884,292
   Carrefour SA.................................................................         129,750         2,970,571
   Casino Guichard Perrachon SA.................................................          37,717         3,360,825
  #Cegedim SA...................................................................           2,063            60,377
   CEGID Group SA...............................................................           7,382           154,400
   CFAO SA......................................................................           3,602           122,954
   Christian Dior SA............................................................          13,150         1,863,803
   Cie de Saint-Gobain SA.......................................................         217,607         9,718,523
  *Cie Generale de Geophysique - Veritas SA.....................................          37,729         1,056,009
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................         123,954         3,470,712
   Cie Generale des Establissements Michelin SA Series B........................         115,019         7,891,925
  #Cie Generale D'Optique Essilor Intenational SA...............................          27,227         1,997,101
   Ciments Francais SA..........................................................           8,722           644,437
  *Club Mediterranee SA.........................................................          42,002           841,420
   CNP Assurances SA............................................................         116,057         1,565,471
   Credit Agricole SA...........................................................         477,369         2,949,970
   Danone SA....................................................................          42,172         2,608,951
   Dassault Systemes SA.........................................................           7,772           645,153
  #Dassault Systemes SA ADR.....................................................           5,637           468,435
  *Derichebourg SA..............................................................          97,634           360,910
  *Devoteam SA..................................................................           2,950            45,483
   Edenred SA...................................................................          67,526         1,642,452
  *Eiffage SA...................................................................          35,625         1,095,019
   Electricite de France SA.....................................................          67,736         1,564,119
   Electricite de Strasbourg SA.................................................             606            79,109
   Entrepose Contracting SA.....................................................             381            35,883
   Eramet SA....................................................................           2,073           313,089
   Esso SA Francaise............................................................           3,968           388,359
  #Establissements Maurel et Prom SA............................................         161,823         2,694,261
  *Etam Developpement SA........................................................          22,808           443,431
   Euler Hermes SA..............................................................          22,049         1,461,558
 #*Euro Disney SCA..............................................................          21,207           132,838

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  #Eurofins Scientific SA.......................................................           6,065   $       488,742
   European Aeronautic Defence & Space Co. SA...................................         224,358         7,543,493
   Eutelsat Communications SA...................................................          19,212           713,791
   Exel Industries SA Series A..................................................           1,907            78,204
  *Faiveley Transport SA........................................................           4,334           316,355
   Faurecia SA..................................................................          25,817           646,710
   Fimalac SA...................................................................           9,338           361,457
   Fleury Michon SA.............................................................             761            29,379
   France Telecom SA............................................................         285,825         4,296,823
  #France Telecom SA Sponsored ADR..............................................         212,700         3,207,516
 #*GameLoft SA..................................................................          26,524           184,367
  *Gascogne SA..................................................................             555            15,849
   Gaumont SA...................................................................             768            43,073
   GDF Suez SA..................................................................         505,421        13,759,876
   GDF Suez SA Sponsored ADR....................................................             668            18,156
   Gemalto NV...................................................................          85,331         4,583,456
  *GFI Informatique SA..........................................................          62,891           220,591
   GL Events SA.................................................................          15,298           319,169
   Groupe Crit SA...............................................................           2,059            38,381
  #Groupe Danone SA.............................................................          35,600           441,440
   Groupe Eurotunnel SA.........................................................         523,363         4,320,192
  #Groupe Flo SA................................................................          10,366            54,701
  *Groupe Open SA...............................................................           2,036            13,639
 #*Groupe Partouche SA..........................................................          16,869            28,675
   Groupe Steria SCA............................................................          30,105           586,038
   Guerbet SA...................................................................           1,114            93,972
   Guyenne et Gascogne SA.......................................................           5,614           602,551
  *Haulotte Group SA............................................................          22,804           208,470
   Havas SA.....................................................................         368,762         1,708,631
  #Hermes International SA......................................................           7,794         2,709,483
  *Hi-Media SA..................................................................          62,662           179,720
   Iliad SA.....................................................................           4,477           541,408
   Imerys SA....................................................................          41,503         2,317,088
   Ingenico SA..................................................................          44,450         1,866,069
  *Innate Pharma SA.............................................................           6,867            16,371
   Interparfums SA..............................................................           4,801           110,222
  *Ipsen SA.....................................................................          19,816           582,283
   Ipsos SA.....................................................................          22,584           721,767
  *Jacquet Metal Service SA.....................................................          13,478           158,066
  *JCDecaux SA..................................................................          52,548         1,335,733
  *Kaufman & Broad SA...........................................................             649            13,598
   Korian SA....................................................................           7,784           131,637
   Lafarge SA...................................................................         123,585         5,056,640
   Lafarge SA Sponsored ADR.....................................................          82,410           840,582
   Lagardere SCA................................................................         149,279         4,253,568
   Laurent-Perrier SA...........................................................           1,846           184,910
   LDC SA.......................................................................             178            19,084
   Lectra SA....................................................................          34,799           215,964
   Legrand SA...................................................................          47,639         1,644,881
   Lisi SA......................................................................           3,476           268,393
   L'Oreal SA...................................................................           9,223           982,432
  *LVL Medical Groupe SA........................................................           1,560            25,186
   LVMH Moet Hennessy Louis Vuitton SA..........................................          17,187         2,784,326
   M6 Metropole Television SA...................................................          28,482           477,233
   Maisons France Confort SA....................................................           2,781            80,691
 #*Manitou BF...................................................................          17,444           361,373
   Manutan International SA.....................................................           1,789            88,265
 #*Maurel & Prom Nigeria........................................................         161,823           381,009
  *Medica SA....................................................................           9,650           155,306
   Mersen SA....................................................................          22,939           776,772
  *METabolic EXplorer SA........................................................           6,574            41,214

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Montupet SA..................................................................          24,394   $       169,502
   Mr. Bricolage SA.............................................................           8,989           116,404
   Natixis SA...................................................................         766,093         2,359,914
  #Naturex SA...................................................................           4,575           292,651
  #Neopost SA...................................................................          15,942         1,127,122
   Nexans SA....................................................................          36,789         2,289,665
   Nexity SA....................................................................          37,951         1,098,456
  *NicOx SA.....................................................................         118,601           236,314
   Norbert Dentressangle SA.....................................................           6,139           482,479
  *NRJ Group SA.................................................................          93,223           774,640
  #Oeneo SA.....................................................................          31,952            90,033
  *Orco Property Group SA.......................................................           3,090            15,944
  #Orpea SA.....................................................................          25,029           797,785
  #PagesJaunes Groupe SA........................................................         101,854           472,551
  *Parrot SA....................................................................           6,144           166,468
   Pernod-Ricard SA.............................................................          81,148         7,805,796
   Peugeot SA...................................................................         155,988         2,886,359
   Pierre & Vacances SA.........................................................           6,565           238,359
   Plastic Omnium SA............................................................          30,414           800,180
   PPR SA.......................................................................          42,539         6,717,226
   Publicis Groupe SA...........................................................          34,815         1,754,669
  #Publicis Groupe SA ADR.......................................................          50,046         1,264,662
   Rallye SA....................................................................          27,337           886,468
  *Recylex SA...................................................................          33,899           171,268
   Remy Cointreau SA............................................................          26,585         2,345,081
   Renault SA...................................................................         146,557         6,269,505
  #Rexel SA.....................................................................         148,145         2,922,932
   Robertet SA..................................................................             752           118,701
  *Rodriguez Group SA...........................................................           6,597            32,195
   Rougier SA...................................................................             517            18,850
   Rubis SA.....................................................................          22,670         1,223,888
  *Sa des Ciments Vicat SA......................................................          10,939           662,342
   Safran SA....................................................................          87,969         2,744,233
  #Saft Groupe SA...............................................................          35,751         1,083,144
   Samse SA.....................................................................             546            43,948
   Sanofi SA....................................................................         117,995         8,748,457
   Sanofi SA ADR................................................................         562,231        20,875,637
   Sartorius Stedim Biotech SA..................................................           5,174           349,042
   Schneider Electric SA........................................................         155,580         9,686,848
   SCOR SE......................................................................         223,934         5,640,945
   SEB SA.......................................................................          23,094         1,920,507
  *Seche Environnement SA.......................................................           3,277           121,014
  #Sechilienne SA...............................................................          22,230           352,500
  #Sequana SA...................................................................          31,835           225,691
   SES SA.......................................................................          57,640         1,363,251
   Societe BIC SA...............................................................          24,379         2,173,266
   Societe d'Edition de Canal Plus SA...........................................          54,322           306,278
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..............           1,430            72,847
   Societe Generale SA..........................................................         308,100         8,236,415
   Societe Internationale de Plantations d'Heveas SA............................             999            97,099
  #Societe Marseillaise du Tunnel Prado Carenage SA.............................           8,183           299,226
  *Societe Television Francaise 1 SA............................................         145,188         1,602,220
  #Sodexo SA....................................................................          17,816         1,323,643
  #Sodexo SA Sponsored ADR......................................................           3,800           277,932
 #*Soitec SA....................................................................         169,484         1,035,149
   Somfy SA.....................................................................           1,174           259,125
   Sopra Group SA...............................................................           4,011           230,789
  *Spir Communication SA........................................................           2,571            80,227
  *ST Dupont SA.................................................................          47,976            30,724
  *Stallergenes SA..............................................................             698            38,925
 #*Ste Industrielle d'Aviation Latecoere SA.....................................           6,660            96,729

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Stef SA......................................................................           3,632   $       166,290
   STMicroelectronics NV........................................................         266,732         1,780,152
  #STMicroelectronics NV ADR....................................................         332,630         2,221,968
   Sucriere de Pithiviers Le Vieil SA...........................................              58           127,913
   Suez Environnement SA........................................................          52,608           674,006
  *Sword Group SA...............................................................           8,675           146,103
   Synergie SA..................................................................           4,163            46,187
 #*Technicolor SA...............................................................          87,921           263,310
 #*Technicolor SA Sponsored ADR.................................................           4,360            13,036
   Technip SA...................................................................          28,440         2,679,123
   Technip SA ADR...............................................................         106,372         2,517,825
   Teleperformance SA...........................................................          60,717         1,520,079
   Tessi SA.....................................................................             694            63,368
  #Thales SA....................................................................          65,164         2,232,975
 #*Theolia SA...................................................................         121,068           163,178
   Total Gabon SA...............................................................              78            34,375
   Total SA.....................................................................         118,809         6,297,060
  #Total SA Sponsored ADR.......................................................         497,184        26,335,836
   Touax SA.....................................................................             701            19,164
   Toupargel Groupe SA..........................................................          15,115           205,393
 #*Transgene SA.................................................................          11,496           138,057
   Trigano SA...................................................................          13,899           240,265
  *UbiSoft Entertainment SA.....................................................         112,689           884,370
   Union Financiere de France Banque SA.........................................           1,141            29,953
   Valeo SA.....................................................................          91,855         4,326,609
  *Vallourec SA.................................................................          80,057         5,418,812
   Veolia Environnement SA......................................................           7,512            85,577
  #Veolia Environnement SA ADR..................................................          44,457           506,810
   Viel et Compagnie SA.........................................................          48,096           167,913
  #Vilmorin & Cie SA............................................................           7,697           771,612
   Vinci SA.....................................................................          73,624         3,425,432
   Virbac SA....................................................................           2,717           380,424
 #*Vivalis SA...................................................................           1,893            15,524
   Vivendi SA...................................................................         456,528         9,577,664
   VM Materiaux SA..............................................................             811            26,006
   Vranken Pommery Monopole SA..................................................           3,807           127,716
   Zodiac Aerospace SA..........................................................          50,808         4,537,341
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       385,319,375
                                                                                                   ---------------
GERMANY -- (5.3%)
   A.S. Creation Tapeton AG.....................................................             906            29,801
  *Aareal Bank AG...............................................................          62,871         1,437,650
   Adidas-Salomon AG............................................................          71,280         5,150,205
  *ADVA AG Optical Networking...................................................          61,322           331,832
  *Advanced Inflight Alliance AG................................................             486             2,233
  *Agennix AG...................................................................           1,780             6,568
 #*Air Berlin P.L.C.............................................................          63,691           193,108
  #Aixtron SE...................................................................          36,687           496,732
   Allianz SE...................................................................          82,696         9,116,170
  #Allianz SE Sponsored ADR.....................................................         984,886        10,942,083
   Amadeus Fire AG..............................................................           1,982            77,728
   Analytik Jena AG.............................................................           3,242            50,796
 #*Asian Bamboo AG..............................................................          12,050           235,406
   AUGUSTA Technologie AG.......................................................          11,999           250,753
   Aurubis AG...................................................................          47,222         2,664,740
  #Axel Springer AG.............................................................          32,679         1,535,322
   Baader Bank AG...............................................................          11,484            31,294
 #*Balda AG.....................................................................          54,191           344,297
   BASF SE......................................................................          60,260         4,648,398
   BASF SE Sponsored ADR........................................................          58,000         4,478,180
  #Bauer AG.....................................................................          12,965           403,840

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
   Bayer AG.....................................................................          68,785   $     4,831,909
  #Bayer AG Sponsored ADR.......................................................          10,700           754,564
   Bayerische Motoren Werke AG..................................................         146,243        12,549,601
  *BayWa AG.....................................................................          17,640           669,384
  *Beate Uhse AG................................................................           6,586             2,772
   Bechtle AG...................................................................          15,547           554,154
   Beiersdorf AG................................................................          12,405           746,104
   Bertrandt AG.................................................................           3,592           267,034
   Bilfinger Berger SE..........................................................          50,521         4,644,441
  #Biotest AG...................................................................           2,376           127,731
 #*Boewe Systec AG..............................................................             836               129
  *Borussia Dortmund GmbH & Co. KGaA............................................          81,773           259,519
  *Brenntag AG..................................................................          11,260         1,180,343
  *CANCOM AG....................................................................              90             1,018
   Carl Zeiss Meditec AG........................................................          29,296           619,348
  *CAT Oil AG...................................................................          22,636           161,506
  *Celesio AG...................................................................         109,697         2,118,211
   CENIT AG.....................................................................           2,601            18,676
  *Centrosolar Group AG.........................................................          13,492            20,160
   Centrotec Sustainable AG.....................................................           9,963           155,311
  #Centrotherm Photovoltaics AG.................................................          12,687           192,169
   Cewe Color Holding AG........................................................           5,813           247,456
  *Colonia Real Estate AG.......................................................           2,454            11,238
   Comdirect Bank AG............................................................          35,534           384,059
 #*Commerzbank AG...............................................................       2,220,400         5,337,565
  #CompuGroup Medical AG........................................................          10,931           118,544
 #*Conergy AG...................................................................          27,238            12,801
 #*Constantin Medien AG.........................................................          54,670           101,474
  *Continental AG...............................................................          44,510         3,569,029
  #CropEnergies AG..............................................................          27,661           180,545
   CTS Eventim AG...............................................................           9,139           296,303
  *Curanum AG...................................................................          15,622            40,904
   DAB Bank AG..................................................................          13,385            60,898
   Daimler AG...................................................................         366,977        20,368,108
   Data Modul AG................................................................           2,305            35,027
  *DEAG Deutsche Entertainment AG...............................................           1,086             3,474
  *Delticom AG..................................................................           2,605           260,898
  #Deufol AG....................................................................          10,845            14,371
   Deutsche Bank AG (5750355)...................................................         284,737        12,132,157
  #Deutsche Bank AG (D181890898)................................................          81,731         3,489,096
   Deutsche Beteiligungs AG.....................................................           8,966           193,981
  *Deutsche Boerse AG...........................................................          26,045         1,538,078
   Deutsche Lufthansa AG........................................................         302,307         4,197,636
   Deutsche Post AG.............................................................         639,180        10,658,499
   Deutsche Telekom AG..........................................................         626,947         7,063,397
  #Deutsche Telekom AG Sponsored ADR............................................         528,190         5,979,111
   Deutsche Wohnen AG...........................................................          66,249           881,210
  *Deutz AG.....................................................................          82,333           560,179
  *Dialog Semiconductor P.L.C...................................................          34,822           754,261
   DIC Asset AG.................................................................           7,350            56,712
  #Douglas Holding AG...........................................................          28,519         1,207,768
   Dr. Hoenle AG................................................................           3,148            39,664
   Draegerwerk AG & Co. KGaA....................................................           1,299            86,547
   Drillisch AG.................................................................          46,551           454,957
   Duerr AG.....................................................................           9,127           466,686
   DVB Bank SE..................................................................          14,830           471,486
   E.ON AG......................................................................         510,494        10,953,604
  #E.ON AG Sponsored ADR........................................................         218,470         4,690,551
  #Eckert & Ziegler AG..........................................................           3,257            98,634
   Elmos Semiconductor AG.......................................................          13,447           148,443
  #ElreingKlinger AG............................................................          17,132           515,615

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  *ENvitec Biogas AG............................................................           1,467   $        17,073
  *Epigenomics AG...............................................................              20                33
 #*Euromicron AG................................................................           6,431           149,016
  *Evotec AG....................................................................         142,137           487,440
  #Fielmann AG..................................................................           3,212           333,563
 #*First Sensor AG..............................................................           8,351            93,967
   Fraport AG...................................................................          37,035         2,225,585
  #Freenet AG...................................................................         152,785         2,055,581
   Fresenius Medical Care AG & Co. KGaA.........................................           1,707           122,039
  #Fresenius Medical Care AG & Co. KGaA ADR.....................................          26,500         1,894,750
   Fresenius SE & Co. KGaA......................................................          25,170         2,558,797
   Fuchs Petrolub AG............................................................           3,747           156,592
  *GAGFAH SA....................................................................          57,918           291,932
   GEA Group AG.................................................................         114,509         3,689,341
   Generali Deutschland Holding AG..............................................           2,411           181,081
   Gerresheimer AG..............................................................          33,792         1,605,051
   Gerry Weber International AG.................................................           9,067           308,103
  *Gesco AG.....................................................................           3,372           300,150
   GFK SE.......................................................................          13,495           600,093
   GFT Technologies AG..........................................................          13,243            50,266
  *Gigaset AG...................................................................          49,566           172,345
 #*Gildemeister AG..............................................................          64,087           959,382
  *Grammer AG...................................................................          19,676           381,893
   Grenkeleasing AG.............................................................           8,480           428,312
   H&R AG.......................................................................          13,866           306,931
   Hamburger Hafen und Logistik AG..............................................          10,513           337,589
   Hannover Rueckversicherung AG................................................          77,908         4,150,466
   Hawesko Holding AG...........................................................           1,492            67,837
 #*Heidelberger Druckmaschinen AG...............................................         296,259           660,777
   Heidelberger Zement AG.......................................................         105,420         5,201,292
   Henkel AG & Co. KGaA.........................................................          22,389         1,165,448
   Hochtief AG..................................................................          40,710         2,632,484
  *Homag Group AG...............................................................             780             9,954
   Indus Holding AG.............................................................          25,224           722,802
   Infineon Technologies AG.....................................................          39,522           362,178
  #Infineon Technologies AG ADR.................................................         516,244         4,687,496
   Innovation in Traffic Systems AG.............................................             144             2,674
   Interseroh SE................................................................           5,028           347,197
 #*Intershop Communications AG..................................................           3,523            11,077
   Isra Vision Systems AG.......................................................           1,857            38,478
  *IVG Immobilien AG............................................................         212,005           500,392
  *Jenoptik AG..................................................................          64,238           449,689
  *K+S AG.......................................................................          22,355         1,068,720
  *Kabel Deutschland Holding AG.................................................          42,083         2,198,401
  #Kloeckner & Co. SE...........................................................         248,595         3,462,387
   Koenig & Bauer AG............................................................           2,868            43,158
   Kontron AG...................................................................          79,452           624,505
  #Krones AG....................................................................          15,743           902,092
   KSB AG.......................................................................             214           121,960
 #*Kuka AG......................................................................          25,504           542,596
   KWS Saat AG..................................................................           2,259           467,793
   Lanxess AG...................................................................          99,841         6,528,083
   Leifheit AG..................................................................             465            13,844
  #Leoni AG.....................................................................          34,717         1,565,430
   Linde AG.....................................................................          50,899         8,093,993
  *Loewe AG.....................................................................           5,186            35,952
  #LPKF Laser & Electronics AG..................................................           6,673            87,418
  #MAN SE.......................................................................          33,499         3,533,978
 #*Manz AG......................................................................           2,826            77,759
  *Masterflex AG................................................................             338             2,285
   Mediclin AG..................................................................          13,261            66,683

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
 #*Medigene AG..................................................................          29,373   $        51,990
  #Merck KGaA...................................................................          43,308         4,525,197
   Metro AG.....................................................................          62,369         2,407,317
   MLP AG.......................................................................          60,775           426,191
   Mobotix AG...................................................................           2,823            91,674
  *Mologen AG...................................................................              50               510
  *Morphosys AG.................................................................          19,247           496,270
   MTU Aero Engines Holding AG..................................................          19,518         1,364,832
  #Muehlbauer Holding & Co. AG..................................................           1,362            37,101
   Munchener Rueckversicherungs-Gesellschaft AG.................................          84,700        11,045,447
   MVV Energie AG...............................................................          13,093           410,877
   Nemetschek AG................................................................           2,093            76,520
  *Nexus AG.....................................................................           2,391            23,639
 #*Nordex SE....................................................................          72,556           439,211
  #OHB AG.......................................................................           7,105           122,367
  *Patrizia Immobilien AG.......................................................          29,855           148,830
  #Pfeiffer Vacuum Technology AG................................................           4,016           413,732
 #*Pfleiderer AG................................................................          48,886            24,109
 #*Phoenix Solar AG.............................................................           4,180            13,976
   PNE Wind AG..................................................................          68,848           158,085
  #Praktiker AG.................................................................          86,417           265,319
   Progress-Werk Oberkirch AG...................................................             638            31,382
   PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie....           3,155            69,599
  *Pulsion Medical Systems SE...................................................           6,376            46,985
  #Puma SE......................................................................           2,392           749,692
   PVA TePla AG.................................................................           8,269            36,314
 #*Q-Cells SE...................................................................         180,047            78,853
  *QIAGEN NV....................................................................         253,546         4,141,308
  *QSC AG.......................................................................         104,564           299,300
   R Stahl AG...................................................................           2,458            73,032
  #Rational AG..................................................................           1,434           321,474
  *REALTECH AG..................................................................             215             1,928
   Renk AG......................................................................             322            25,451
   Rheinmetall AG...............................................................          51,994         2,796,984
   Rhoen-Klinikum AG............................................................         140,590         2,919,917
  *Roth & Rau AG................................................................           1,385            27,598
  *RWE AG.......................................................................         197,422         7,581,581
   S.A.G. Solarstrom AG.........................................................           6,149            25,523
  *SAF-Holland SA...............................................................          38,585           233,919
   Salzgitter AG................................................................          50,182         3,007,601
   SAP AG.......................................................................             496            29,989
  #SAP AG Sponsored ADR.........................................................          54,592         3,301,724
   Schaltbau Holding AG.........................................................             881            86,416
  *Sedo Holding AG..............................................................             133               505
 #*SGL Carbon SE................................................................          47,995         2,426,556
  #Siemens AG Sponsored ADR.....................................................         124,174        11,708,366
 #*Singulus Technologies AG.....................................................          59,558           208,945
   Sixt AG......................................................................          25,394           468,059
  *SKW Stahl-Metallurgie Holding AG.............................................           8,451           132,643
 #*Sky Deutschland AG...........................................................         415,615           980,750
 #*SMA Solar Technology AG......................................................           2,018           124,912
  *SMT Scharf AG................................................................             257             7,791
   Software AG..................................................................          21,048           687,461
  *Solar Millennium AG..........................................................          15,167             6,000
  #Solarworld AG................................................................         102,526           514,803
 #*Solon SE.....................................................................          16,697             6,161
   Stada Arzneimittel AG........................................................          68,513         2,036,340
   STINAG Stuttgart Invest AG...................................................           2,186            43,828
   STRATEC Biomedical AG........................................................           2,609           103,080
  *Stroer Out-of-Home Media AG..................................................           2,066            33,736
   Suedzucker AG................................................................          87,688         2,595,633

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  *Sunways AG...................................................................           2,206   $         5,422
 #*Suss Microtec AG.............................................................          24,578           229,740
   Symrise AG...................................................................          79,251         2,260,032
  *TAG Immobilien AG............................................................          79,750           626,290
   Takkt AG.....................................................................          13,568           186,706
  *Technotrans AG...............................................................           3,213            19,715
   Telegate AG..................................................................           3,961            28,876
  #ThyssenKrupp AG..............................................................         243,711         6,947,286
  *Tipp24 SE....................................................................           2,135            92,328
  *Tom Tailor Holding AG........................................................          11,644           189,064
   Tomorrow Focus AG............................................................           5,190            23,735
 #*TUI AG.......................................................................         155,405         1,135,216
   UCB SA.......................................................................             546            22,019
   United Internet AG...........................................................          42,521           796,090
  *Verbio AG....................................................................          22,353            90,315
   Volkswagen AG................................................................          11,907         1,931,277
   Vossloh AG...................................................................           7,997           818,141
   VTG AG.......................................................................          14,802           286,452
  #Wacker Chemie AG.............................................................           7,686           706,500
  *Wacker Neuson SE.............................................................          35,579           524,355
   Washtec AG...................................................................          52,055           502,584
   Wincor Nixdorf AG............................................................          10,549           493,522
   Wirecard AG..................................................................          48,194           868,390
   Wuerttembergische Metallwarenfabrik AG.......................................           1,571            61,645
   XING AG......................................................................           1,770           107,194
   Zhongde Waste Technology AG..................................................           3,855            14,654
 #*zooplus AG...................................................................           1,503            73,025
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       329,692,275
                                                                                                   ---------------
GREECE -- (0.3%)
  *Aegean Airlines S.A..........................................................          11,435            21,525
  *Aegek S.A....................................................................          51,172             7,863
  *Agricultural Bank of Greece S.A..............................................           8,704             4,202
  *Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical
   Products.....................................................................          69,510             2,714
  *Alpha Bank A.E...............................................................         561,191         1,106,904
  *Anek Lines S.A...............................................................         140,825            20,811
  *Astir Palace Hotels S.A......................................................          16,370            49,278
  *Attica Bank S.A..............................................................          45,479            19,277
  *Autohellas S.A...............................................................           8,597            12,465
  *Balkan Real Estate S.A.......................................................           7,486             3,335
  *Bank of Cyprus Public Co., Ltd...............................................         711,694           717,609
   Bank of Greece S.A...........................................................          20,680           396,296
   Coca-Cola Hellenic Bottling Co. S.A..........................................          78,144         1,448,847
 #*Coca-Cola Hellenic Bottling Co. S.A. ADR.....................................          50,200           937,234
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.........................          64,268            23,377
  *EFG Eurobank Ergasias S.A....................................................         384,693           462,393
   Elektrak S.A.................................................................           4,647            10,097
   Ellaktor S.A.................................................................         144,605           258,899
  *Elval - Hellenic Aluminium Industry S.A......................................           9,817            15,366
   Euro Reliance General Insurance Co. S.A......................................             212               127
  *Euromedica S.A...............................................................           5,050             3,133
   EYDAP Athens Water Supply & Sewage Co. S.A...................................          22,345            94,660
  *Folli Follie Group S.A.......................................................          28,692           247,744
  *Forthnet S.A.................................................................         270,640            47,586
  *Fourlis Holdings S.A.........................................................          42,377            84,197
   Frigoglass S.A...............................................................          11,302            57,329
   GEK Terna S.A................................................................          43,566            49,277
  *Geniki Bank S.A..............................................................          63,245            23,754
  *Halkor S.A...................................................................          55,380            36,029
   Hellenic Exchanges S.A.......................................................         130,999           564,637
   Hellenic Petroleum S.A.......................................................         166,427         1,255,576

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
  *Hellenic Telecommunication Organization Co. S.A..............................         160,069   $       591,943
  #Hellenic Telecommunication Organization Co. S.A. Sponsored ADR...............         103,600           198,912
  *Heracles General Cement Co. S.A..............................................          11,802            25,339
  *Iaso S.A.....................................................................          18,699            16,406
   Inform P. Lykos S.A..........................................................          12,414            12,643
  *Intracom Holdings S.A........................................................         104,325            28,756
  *Intracom Technical & Steel Constructions S.A.................................           4,948             2,829
   Intralot S.A.-Integrated Lottery Systems & Services..........................         142,895           155,028
   J&P-Avax S.A.................................................................         138,923           133,476
   JUMBO S.A....................................................................         103,102           488,366
  *Kathimerini Publishing S.A...................................................           3,935             5,926
  *Lambrakis Press S.A..........................................................          58,058             8,636
   Loulis Mills S.A.............................................................           2,024             3,750
  *M.J. Mailis S.A..............................................................           5,070               602
  *Marfin Investment Group S.A..................................................       1,002,691           548,824
  *Marfin Popular Bank PCL......................................................         954,443           498,678
   Metka S.A....................................................................          20,154           183,988
   Motor Oil (Hellas) Corinth Refineries S.A....................................          82,183           638,478
  *Mytilineos Holdings S.A......................................................         139,596           579,493
  *National Bank of Greece S.A..................................................         829,412         2,977,321
 #*National Bank of Greece S.A. ADR.............................................         208,002           759,207
  *Nirefs Acquaculture S.A......................................................          16,373            11,540
  *OPAP S.A.....................................................................          68,614           702,519
  *Piraeus Bank S.A.............................................................       1,186,250         1,054,621
   Piraeus Port Authority S.A...................................................           5,029            71,593
  *Proton Bank S.A..............................................................          33,481                --
   Public Power Corp. S.A.......................................................          72,504           376,525
  *Real Estate Development & Services S.A.......................................           7,909             8,048
   S&B Industrial Minerals S.A..................................................          13,030            79,382
  *Sarantis S.A.................................................................          10,732            29,441
  *Sidenor Steel Products Manufacturing Co. S.A.................................          28,031            43,066
  *Sprider Stores S.A...........................................................           2,890               567
  *T Bank S.A...................................................................          46,506             2,920
  *Technical Olympic S.A........................................................           5,360            11,490
  *Teletypos S.A. Mega Channel..................................................          10,729             5,399
   Terna Energy S.A.............................................................          39,006            70,798
   Thessaloniki Port Authority S.A..............................................           1,762            24,619
   Thessaloniki Water Supply & Sewage Co. S.A...................................             522             2,385
   Titan Cement Co. S.A.........................................................          66,527         1,109,908
  *TT Hellenic Postbank S.A.....................................................         225,165           230,340
  *Viohalco S.A.................................................................         176,559           734,973
                                                                                                   ---------------
TOTAL GREECE....................................................................                        20,411,276
                                                                                                   ---------------
HONG KONG -- (2.2%)
   AAC Technologies Holdings, Inc...............................................         194,000           474,250
   Aeon Stores Hong Kong Co., Ltd...............................................          32,000            77,401
  *AIA Group, Ltd...............................................................          90,000           300,705
   Alco Holdings, Ltd...........................................................         256,000            80,164
   Allied Group, Ltd............................................................          72,000           175,440
   Allied Properties (H.K.), Ltd................................................       2,868,393           400,473
  *Amax Holdings, Ltd...........................................................       1,159,000            13,444
  *Apac Resources, Ltd..........................................................       4,320,000           189,236
  *Apollo Solar Energy Technology Holdings, Ltd.................................       2,946,000           110,046
   APT Satellite Holdings, Ltd..................................................         111,000            17,975
  *Artel Solutions Group Holdings, Ltd..........................................       1,195,000            15,228
  #Arts Optical International Holdings, Ltd.....................................          70,000            19,899
   Asia Financial Holdings, Ltd.................................................         270,000            91,544
   Asia Satellite Telecommunications Holdings, Ltd..............................         148,000           314,952
   Asia Standard Hotel Group, Ltd...............................................         317,564            22,507
   Asia Standard International Group, Ltd.......................................         494,745            75,229
   ASM Pacific Technology, Ltd..................................................          34,200           440,741

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Associated International Hotels, Ltd.........................................          79,000   $       153,261
   Aupu Group Holding Co., Ltd..................................................         400,000            30,370
  #Bank of East Asia, Ltd.......................................................         857,268         3,498,209
   Bauhaus International Holdings, Ltd..........................................         148,000            37,790
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd..............................       1,872,000            16,372
  *Bio-Dynamic Group, Ltd.......................................................         664,000            66,540
  *Birmingham International Holdings, Ltd.......................................       1,534,000            30,066
   BOC Hong Kong Holdings, Ltd..................................................         682,500         1,799,683
   Bonjour Holdings, Ltd........................................................         300,000            50,596
   Bossini International Holdings, Ltd..........................................       1,204,000            89,956
   Brightoil Petroleum Holdings, Ltd............................................       1,511,000           324,862
 #*Burwill Holdings, Ltd........................................................       3,573,600            52,037
   Cafe de Coral Holdings, Ltd..................................................         208,000           475,587
  *Capital Estate, Ltd..........................................................       1,285,000            33,126
  *Carico Holdings, Ltd.........................................................         580,000            30,979
  #Cathay Pacific Airways, Ltd..................................................         787,000         1,564,462
   Century City International Holdings, Ltd.....................................       2,052,160           148,063
  *Century Sunshine Group Holdings, Ltd.........................................       1,205,000            37,208
   Champion Technology Holdings, Ltd............................................       5,568,397            70,247
  *Chaoyue Group, Ltd...........................................................         650,000             9,294
   Chen Hsong Holdings, Ltd.....................................................         360,000           113,584
   Cheuk Nang Holdings, Ltd.....................................................          94,768            35,080
   Cheung Kong Holdings, Ltd....................................................         574,000         7,705,098
   Cheung Kong Infrastructure Holdings, Ltd.....................................         178,045         1,014,178
   Chevalier International Holdings, Ltd........................................         102,000           103,403
  *China Billion Resources, Ltd.................................................       5,752,080            64,528
  *China Boon Holdings, Ltd.....................................................       2,400,000            34,031
  *China CBM Group, Ltd.........................................................       2,382,000            31,881
  *China Electronics Corp. Holdings Co., Ltd....................................         150,000            14,356
  *China Energy Development Holdings, Ltd.......................................       5,924,000            68,151
  *China Financial Services Holdings, Ltd.......................................         304,000            18,388
  *China Flavors & Fragrances Co., Ltd..........................................          23,103             4,652
  *China Infrastructure Investment, Ltd.........................................       2,032,000            49,794
   China Metal International Holdings, Ltd......................................         540,000            94,548
  *China Motion Telecom International, Ltd......................................         490,000             6,872
  *China Ocean Shipbuilding Industry Group, Ltd.................................       1,275,000            19,027
  *China Oriental Culture Group, Ltd............................................         796,000            33,295
  *China Public Procurement, Ltd................................................         920,000                --
  *China Renji Medical Group, Ltd...............................................       7,088,000            54,837
  *China Resources & Transportation Group, Ltd..................................       7,300,000           249,022
  *China Solar Energy Holdings, Ltd.............................................      10,335,000            61,271
  *China Strategic Holdings, Ltd................................................       5,275,000           105,975
  #China Taisan Technology Group Holdings, Ltd..................................         716,250            70,057
   China Ting Group Holdings, Ltd...............................................         692,000            44,615
  *China Tycoon Beverage Holdings, Ltd..........................................          60,000             1,058
  *China WindPower Group, Ltd...................................................       4,173,400           169,401
  *China Yunnan Tin Minerals Group Co., Ltd.....................................         306,377            13,234
   China-Hongkong Photo Products Holdings, Ltd..................................         370,000            25,330
   Chong Hing Bank, Ltd.........................................................         206,000           372,152
  #Chow Sang Sang Holdings International, Ltd...................................         274,000           648,487
   Chu Kong Shipping Development Co., Ltd.......................................         774,000           117,615
   Chuang's China Investments, Ltd..............................................         798,000            40,501
   Chuang's Consortium International, Ltd.......................................         565,487            53,881
  *Chun Wo Development Holdings, Ltd............................................         348,000            18,595
   Citic Telecom International Holdings, Ltd....................................       1,004,000           210,581
   City Telecom, Ltd. ADR.......................................................          20,634           240,386
   CK Life Sciences International Holdings, Inc.................................       3,404,000           190,921
   CLP Holdings, Ltd............................................................         187,500         1,532,991
   COL Capital, Ltd.............................................................          64,000             7,999
   Continental Holdings, Ltd....................................................       2,200,000            24,355
   Cosmos Machinery Enterprises, Ltd............................................         250,000            16,735

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *CP Lotus Corp., Ltd..........................................................       1,420,000   $        52,068
   Cross-Harbour Holdings, Ltd. (The)...........................................         102,000            82,264
   CSI Properties, Ltd..........................................................      10,830,500           332,680
  *Culture Landmark Investment, Ltd.............................................       2,060,000            21,402
  *Culturecom Holdings, Ltd.....................................................         705,000            81,680
   Dah Chong Hong Holdings, Ltd.................................................         479,000           602,184
   Dah Sing Banking Group, Ltd..................................................         595,382           601,120
   Dah Sing Financial Holdings, Ltd.............................................         192,450           663,105
  *Dan Form Holdings Co., Ltd...................................................       1,327,900            97,498
 #*Dejin Resources Group Co., Ltd...............................................       9,492,000            76,925
   Dickson Concepts International, Ltd..........................................         439,500           244,565
  *Digitalhongkong.com..........................................................          10,334               907
   DVN Holdings, Ltd............................................................       1,550,000            52,978
   Eagle Nice International Holdings, Ltd.......................................         534,000           117,160
   EcoGreen Fine Chemicals Group, Ltd...........................................         232,000            50,863
  *EganaGoldpfeil Holdings, Ltd.................................................         209,588                --
   Emperor Entertainment Hotel, Ltd.............................................         505,000            69,629
   Emperor International Holdings, Ltd..........................................       1,896,416           302,518
   Emperor Watch & Jewellery, Ltd...............................................       3,220,000           409,499
  *ENM Holdings, Ltd............................................................         968,000            68,468
  *Enviro Energy International Holdings, Ltd....................................         408,000            11,408
  *EPI Holdings, Ltd............................................................       1,938,000            37,386
   Esprit Holdings, Ltd.........................................................       1,216,042         1,797,495
  *eSun Holdings, Ltd...........................................................       1,123,000           154,597
   EVA Precision Industrial Holdings, Ltd.......................................         870,000           156,057
   Fairwood, Ltd................................................................          80,000           105,776
   Far East Consortium International, Ltd.......................................       1,359,122           213,122
  *First Natural Foods Holdings, Ltd............................................         225,000                --
   First Pacific Co., Ltd.......................................................       1,983,756         2,267,951
 #*Fook Woo Group Holdings, Ltd.................................................         746,000           130,822
  *Foundation Group, Ltd........................................................         650,000             9,806
   Fountain SET Holdings, Ltd...................................................         590,000            79,028
 #*Foxconn International Holdings, Ltd..........................................       1,664,000         1,144,099
  *Frasers Property China, Ltd..................................................       2,280,000            47,025
  *Freeman Corp., Ltd...........................................................       2,235,000            14,698
   Fujikon Industrial Holdings, Ltd.............................................         128,000            15,453
  *Galaxy Entertainment Group, Ltd..............................................         533,000         1,161,253
  *Genting Hong Kong, Ltd.......................................................         678,000           233,798
   Get Nice Holdings, Ltd.......................................................       5,408,000           215,862
   Giordano International, Ltd..................................................       1,008,000           805,197
   Glorious Sun Enterprises, Ltd................................................         656,000           206,774
   Gold Peak Industries Holding, Ltd............................................         453,000            43,759
   Golden Resources Development International, Ltd..............................         676,000            33,167
  *Goldin Financial Holdings, Ltd...............................................         100,000            10,706
  *Goldin Properties Holdings, Ltd..............................................         358,000           106,390
  *Good Fellow Resources Holdings, Ltd..........................................         130,000             5,188
   Great Eagle Holdings, Ltd....................................................         285,407           703,763
  *Greenheart Group, Ltd........................................................         374,000            40,435
  *G-Resources Group, Ltd.......................................................      14,652,000           905,354
   Guangnan Holdings, Ltd.......................................................         756,000            98,238
   Haitong International Securities Group, Ltd..................................         228,328            81,231
  *Hang Fung Gold Technology, Ltd...............................................         250,000                --
   Hang Lung Group, Ltd.........................................................         636,000         4,042,799
   Hang Lung Properties, Ltd....................................................       1,214,000         4,176,165
  #Hang Seng Bank, Ltd..........................................................          66,100           856,260
   Hang Ten Group Holdings, Ltd.................................................         446,000           154,601
  *Hans Energy Co., Ltd.........................................................       1,214,000            22,741
   Harbour Centre Development, Ltd..............................................         158,000           199,861
   Henderson Land Development Co., Ltd..........................................         746,277         4,058,853
   HKR International, Ltd.......................................................         874,933           319,291
  *HKT Trust and HKT, Ltd.......................................................          45,239            29,050

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Hon Kwok Land Investment Co., Ltd............................................         234,000   $        72,989
   Hong Kong & China Gas Co., Ltd...............................................         531,381         1,261,944
  #Hong Kong & Shanghai Hotels, Ltd.............................................         788,671         1,052,579
   Hong Kong Aircraft Engineering Co., Ltd......................................          20,400           284,151
   Hong Kong Exchanges & Clearing, Ltd..........................................          66,600         1,155,021
   Hong Kong Ferry Holdings, Ltd................................................          54,000            43,348
   Hongkong Chinese, Ltd........................................................       1,655,143           282,062
   Hongkong Land Holdings, Ltd..................................................           5,000            25,750
   Hop Fung Group Holdings, Ltd.................................................          30,000             1,837
   Hopewell Holdings, Ltd.......................................................         749,000         1,960,125
   Hsin Chong Construction Group, Ltd...........................................         280,000            43,583
  *Huafeng Group Holdings, Ltd..................................................       2,315,800            46,783
   Hung Hing Printing Group, Ltd................................................         528,524           105,667
   Hutchison Harbour Ring, Ltd..................................................       3,284,000           287,606
   Hutchison Telecommunications Hong Kong Holdings, Ltd.........................       2,278,000           930,253
   Hutchison Whampoa, Ltd.......................................................         872,000         8,282,759
  *Hybrid Kinetic Group, Ltd....................................................       2,306,000            34,946
   Hysan Development Co., Ltd...................................................         117,543           463,919
  *I-Cable Communications, Ltd..................................................         512,000            27,377
  *IDT International, Ltd.......................................................       1,076,000            12,070
  *Imagi International Holdings, Ltd............................................       1,824,000            49,519
   IPE Group, Ltd...............................................................       1,225,000            99,207
 #*IT, Ltd......................................................................         753,087           429,370
  *ITC Properties Group, Ltd....................................................         330,400            87,218
  *Jinchuan Group International Resources Co., Ltd..............................         124,000            32,335
  *Jinhui Holdings, Ltd.........................................................         253,000            39,426
  *Jiuzhou Development Co., Ltd.................................................         642,000            39,318
   JLF Investment Co., Ltd......................................................         610,000            33,794
  #Johnson Electric Holdings, Ltd...............................................       1,685,500           995,449
  #K Wah International Holdings, Ltd............................................       1,372,391           387,224
   Kam Hing International Holdings, Ltd.........................................          74,000             6,399
   Kantone Holdings, Ltd........................................................       2,444,360            22,985
  *Karl Thomson Holdings, Ltd...................................................          28,000             1,189
   Keck Seng Investments (Hong Kong), Ltd.......................................         126,000            52,816
   Kerry Properties, Ltd........................................................         540,083         2,076,581
   Kin Yat Holdings, Ltd........................................................         176,000            29,650
  *King Stone Energy Group, Ltd.................................................         846,000            77,156
   Kingmaker Footwear Holdings, Ltd.............................................         754,000            97,956
  #Kingston Financial Group, Ltd................................................       3,745,000           381,235
   Kith Holdings, Ltd...........................................................          20,000             2,679
  *Kiu Hung Energy Holdings, Ltd................................................       2,240,000            20,181
  *Ko Yo Chemical Group, Ltd....................................................       5,180,000            86,883
   Kowloon Development Co., Ltd.................................................         552,000           517,231
  *Lai Sun Development Co., Ltd.................................................      18,314,666           318,596
  *Lai Sun Garment International, Ltd...........................................         918,000            82,794
   Lam Soon Hong Kong, Ltd......................................................          12,000             6,820
  #Lee & Man Chemical Co., Ltd..................................................         158,000           107,868
   Lee & Man Handbags, Ltd......................................................          42,000             3,567
   Lerado Group Holdings Co., Ltd...............................................         570,000            59,640
   Li & Fung, Ltd...............................................................         651,250         1,416,580
   Li Heng Chemical Fibre Technologies, Ltd.....................................       1,245,000           152,755
   Lifestyle International Holdings, Ltd........................................         151,000           354,494
   Lippo China Resources, Ltd...................................................       5,560,000           120,204
   Lippo, Ltd...................................................................         365,000           112,361
   Liu Chong Hing Investment, Ltd...............................................         160,000           158,908
  *Longrun Tea Group Co., Ltd...................................................          60,000             2,586
   Luen Thai Holdings, Ltd......................................................         391,000            30,529
   Luk Fook Holdings International, Ltd.........................................         186,000           682,614
   Luks Industrial Group, Ltd...................................................         130,000            25,445
  *Lung Cheong International Holdings, Ltd......................................       1,224,000            59,896
   Lung Kee (Bermuda) Holdings, Ltd.............................................         222,000           111,035

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Magnificent Estates, Ltd.....................................................       3,238,000   $       112,415
   Man Yue Technology Holdings, Ltd.............................................         254,000            45,230
 #*Mascotte Holdings, Ltd.......................................................       3,444,000            94,618
  *Mei Ah Entertainment Group, Ltd..............................................       3,200,000            47,422
  *Melco International Development, Ltd.........................................       1,317,000         1,113,065
  #Midland Holdings, Ltd........................................................         804,000           431,100
   Ming Fai International Holdings, Ltd.........................................         453,000            46,135
  *Ming Fung Jewellery Group, Ltd...............................................       3,074,000           191,757
   Miramar Hotel & Investment Co., Ltd..........................................         241,000           254,899
  *Mongolia Energy Corp., Ltd...................................................       2,943,575           268,939
   MTR Corp., Ltd...............................................................         425,214         1,418,505
  *Nan Nan Resources Enterprise, Ltd............................................         124,000            11,596
   Nanyang Holdings, Ltd........................................................           4,000            10,831
   Natural Beauty Bio-Technology, Ltd...........................................          70,000            10,832
  #Neo-Neon Holdings, Ltd.......................................................         565,500            96,128
  *Neptune Group, Ltd...........................................................         300,000             3,918
   Net2Gather China Holdings, Ltd...............................................       2,124,000            28,736
   New Century Group Hong Kong, Ltd.............................................       1,287,200            28,842
  *New Smart Energy Group, Ltd..................................................       7,350,000            78,662
  *New Times Energy Corp., Ltd..................................................         540,200            44,575
   New World Development Co., Ltd...............................................       1,776,239         1,943,231
   Neway Group Holdings, Ltd....................................................       5,250,000            32,490
   NewOcean Green Energy Holdings, Ltd..........................................       1,076,000           205,187
  *Next Media, Ltd..............................................................         722,000            65,962
  *Ngai LiK Industrial Holdings, Ltd............................................         130,400             8,071
  *Noble Group, Ltd.............................................................       1,975,000         2,108,075
  *Norstar Founders Group, Ltd..................................................         420,000                --
  *North Asia Resources Holdings, Ltd...........................................         925,000            31,018
   NWS Holdings, Ltd............................................................       1,191,099         1,928,856
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd........................       2,130,000            81,016
   Orient Overseas International, Ltd...........................................         265,500         1,382,691
  #Oriental Watch Holdings, Ltd.................................................         510,240           230,767
   Pacific Andes International Holdings, Ltd....................................       1,849,516           176,346
   Pacific Basin Shipping, Ltd..................................................       2,358,000         1,118,006
  *Pacific Century Premium Developments, Ltd....................................       1,441,000           261,899
   Pacific Textile Holdings, Ltd................................................         402,000           248,078
   Paliburg Holdings, Ltd.......................................................         586,790           174,659
  *Pan Asia Environmental Protection Group, Ltd.................................         522,000            39,767
   PCCW, Ltd....................................................................       2,081,000           656,920
  #PCCW, Ltd. Sponsored ADR.....................................................           7,400            22,792
 #*Peace Mark Holdings, Ltd.....................................................         308,000                --
   Pearl Oriental Oil, Ltd......................................................       2,216,627           185,567
   Pegasus International Holdings, Ltd..........................................          82,000            12,707
   Pico Far East Holdings, Ltd..................................................         698,000           144,761
   Playmates Holdings, Ltd......................................................          73,400            26,469
  *Playmates Toys, Ltd..........................................................          36,700             1,796
  *PME Group, Ltd...............................................................       2,540,000            56,746
  *PNG Resources Holdings, Ltd..................................................       2,832,000            41,772
   Polytec Asset Holdings, Ltd..................................................       1,650,000           182,845
   Power Assets Holdings, Ltd...................................................         237,000         1,706,918
   Public Financial Holdings, Ltd...............................................         464,000           200,652
   PYI Corp., Ltd...............................................................       4,134,202           112,381
   Regal Hotels International Holdings, Ltd.....................................         915,400           314,842
   Richfield Group Holdings, Ltd................................................       1,624,000            81,513
  *Rising Development Holdings, Ltd.............................................         278,000            34,467
   Rivera Holdings, Ltd.........................................................         174,000             4,715
  #SA SA International Holdings, Ltd............................................         448,000           288,259
   Samling Global, Ltd..........................................................       3,370,000           282,039
  *Sands China, Ltd.............................................................         134,800           452,426
   SCMP Group, Ltd..............................................................          10,000             1,750
   SEA Holdings, Ltd............................................................         246,000           107,470

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Shangri-La Asia, Ltd.........................................................       1,094,166   $     2,276,500
   Shenyin Wanguo, Ltd..........................................................         355,000           101,887
   Shenzhen High-Tech Holdings, Ltd.............................................         172,000             9,202
  *Shougang Concord Grand Group, Ltd............................................         693,000            25,705
  *Shougang Concord Technology Holdings, Ltd....................................       1,574,000            67,029
  #Shun Tak Holdings, Ltd.......................................................       1,446,000           611,700
   Sing Tao News Corp., Ltd.....................................................         490,000            69,362
   Singamas Container Holdings, Ltd.............................................       2,050,000           461,784
 #*Sino Dragon New Energy Holdings, Ltd.........................................       1,488,000            61,496
  *Sino Gas Group, Ltd..........................................................       1,230,000            31,356
  #Sino Land Co., Ltd...........................................................       2,159,676         3,597,414
  *Sinocop Resources Holdings, Ltd..............................................         380,000            38,219
 #*Sino-Tech International Holdings, Ltd........................................       8,630,000            86,567
  *Sinotel Technologies, Ltd....................................................         546,250            55,509
  #SJM Holdings, Ltd............................................................         159,000           284,874
   SmarTone Telecommunications Holdings, Ltd....................................         386,000           651,925
   SOCAM Development, Ltd.......................................................         404,488           404,321
  *Solartech International Holdings, Ltd........................................          72,000             1,698
  *Solomon Systech International, Ltd...........................................       1,974,000            46,811
  *Soundwill Holdings, Ltd......................................................          16,000            19,264
   South China (China), Ltd.....................................................       1,088,000            63,103
   Stella International Holdings, Ltd...........................................         152,500           350,081
   Stelux Holdings International, Ltd...........................................         437,000            83,316
  *Success Universe Group, Ltd..................................................       1,064,000            26,373
   Sun Hing Vision Group Holdings, Ltd..........................................         122,000            42,635
   Sun Hung Kai & Co., Ltd......................................................         600,797           316,043
   Sun Hung Kai Properties, Ltd.................................................         605,699         8,403,674
  *Sun Innovation Holdings, Ltd.................................................       1,120,000            18,318
   Sunwah Kingsway Capital Holdings, Ltd........................................       1,004,000            19,402
  *Superb Summit International Timber Co., Ltd..................................       2,801,000            41,950
  #Sustainable Forest Holdings, Ltd.............................................       4,087,500            80,505
   Symphony Holdings, Ltd.......................................................         511,500            25,771
  *Tack Fiori International Group, Ltd..........................................           5,520                82
  *Tack Hsin Holdings, Ltd......................................................         274,000            79,934
   Tai Cheung Holdings, Ltd.....................................................         578,000           379,978
  *Talent Property Group, Ltd...................................................       1,245,000            52,174
   Tan Chong International, Ltd.................................................         372,000            91,381
 #*Taung Gold International, Ltd................................................       3,200,000            73,246
  #Techtronic Industries Co., Ltd...............................................       1,761,500         1,955,459
   Television Broadcasts, Ltd...................................................         123,000           715,816
   Termbray Industries International (Holdings), Ltd............................         112,000             8,380
   Texwinca Holdings, Ltd.......................................................         366,000           401,664
  *Theme International Holdings, Ltd............................................         680,000            21,046
 #*Titan Petrochemicals Group, Ltd..............................................       3,200,000           121,490
  *Tom Group, Ltd...............................................................       1,250,000           115,834
   Tongda Group Holdings, Ltd...................................................       4,580,000           132,130
   Top Form International, Ltd..................................................         340,000            15,113
   Town Health International Investments, Ltd...................................         424,835            54,956
   Tradelink Electronic Commerce, Ltd...........................................         198,000            24,968
  #Transport International Holdings, Ltd........................................         256,200           547,614
   Trinity, Ltd.................................................................         162,000           130,336
  *TSC Group Holdings, Ltd......................................................         771,000           105,995
  #Tse Sui Luen Jewellery International, Ltd....................................          60,000            45,473
   Tungtex Holdings Co., Ltd....................................................         174,000            19,834
   Tysan Holdings, Ltd..........................................................         300,000            53,733
   United Laboratories International Holdings, Ltd. (The).......................         544,000           343,283
   Universal Technologies Holdings, Ltd.........................................       1,270,000            81,828
  *U-Right International Holdings, Ltd..........................................       1,502,000             2,711
  *Value Convergence Holdings, Ltd..............................................         244,000            23,253
  #Value Partners Group, Ltd....................................................         461,000           270,172
  *Vantage International Holdings, Ltd..........................................         222,000            11,587

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Varitronix International, Ltd................................................         369,000   $       156,407
   Vedan International Holdings, Ltd............................................       1,192,000            75,224
   Victory City International Holdings, Ltd.....................................       1,149,117           118,395
   Vitasoy International Holdings, Ltd..........................................         264,000           199,965
  *Vongroup, Ltd................................................................       1,765,000             7,244
  *VST Holdings, Ltd............................................................         764,000           116,216
  #VTech Holdings, Ltd..........................................................          52,200           545,559
 #*Wah Nam International Holdings, Ltd..........................................       2,506,520           161,172
   Wai Kee Holdings, Ltd........................................................         222,000            38,308
   Wang On Group, Ltd...........................................................       3,320,000            28,689
  #Water Oasis Group, Ltd.......................................................         184,000            31,040
   Wharf Holdings, Ltd..........................................................         701,750         4,002,554
   Wheelock & Co., Ltd..........................................................         682,000         2,176,070
   Win Hanverky Holdings, Ltd...................................................         598,000            56,222
   Wing Hang Bank, Ltd..........................................................         150,446         1,387,534
   Wing On Co. International, Ltd...............................................         123,137           247,636
   Wing Tai Properties, Ltd.....................................................         374,000           122,937
  *Winteam Pharmaceutical Group, Ltd............................................         892,000           147,134
  *Wo Kee Hong Holdings, Ltd....................................................          25,000               759
   Wong's Kong King International Holdings, Ltd.................................         110,000            10,247
  #Wynn Macau, Ltd..............................................................         115,200           295,710
   Xingye Copper International Group, Ltd.......................................         722,000            92,931
  #Xinyi Glass Holdings, Ltd....................................................         744,000           439,737
   Yau Lee Holdings, Ltd........................................................         218,000            27,953
   Yeebo (International Holdings), Ltd..........................................          26,000             4,356
   YGM Trading, Ltd.............................................................          89,000           225,453
   Yue Yuen Industrial Holdings, Ltd............................................         407,500         1,246,479
   Yugang International, Ltd....................................................       4,450,000            24,647
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                       134,923,014
                                                                                                   ---------------
IRELAND -- (0.5%)
  *Aer Lingus Group P.L.C.......................................................         193,970           221,554
  *Anglo Irish Bank Corp. P.L.C. (B06H8J9)......................................         165,847                --
  *Anglo Irish Bank Corp. P.L.C. (B076LH4)......................................         457,521                --
  *Bank of Ireland P.L.C........................................................          77,755            11,613
   C&C Group P.L.C. (B010DT8)...................................................          24,767           101,708
   C&C Group P.L.C. (B011Y09)...................................................         435,149         1,790,813
  *CRH P.L.C. (0182704).........................................................          70,855         1,412,246
   CRH P.L.C. (4182249).........................................................         112,858         2,242,532
   CRH P.L.C. Sponsored ADR.....................................................         310,492         6,188,106
   DCC P.L.C. (0242493).........................................................          25,457           614,752
   DCC P.L.C. (4189477).........................................................          80,778         1,951,429
   Dragon Oil P.L.C. (0059079)..................................................          78,269           643,120
   Dragon Oil P.L.C. (5323218)..................................................         186,500         1,530,195
  *Elan Corp. P.L.C.............................................................          11,725           156,282
  *Elan Corp. P.L.C. Sponsored ADR..............................................         203,900         2,775,079
   FBD Holdings P.L.C. (0329028)................................................          18,709           171,086
   FBD Holdings P.L.C. (4330231)................................................           9,279            85,026
   Glanbia P.L.C. (0066950).....................................................          74,909           472,561
   Glanbia P.L.C. (4058629).....................................................          13,606            85,806
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...........................         923,102           138,678
  #Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The).............          69,496           435,740
   Grafton Group P.L.C..........................................................         219,083           770,718
  *Greencore Group P.L.C........................................................         434,971           407,838
   IFG Group P.L.C. (0232524)...................................................          19,722            28,904
   IFG Group P.L.C. (4373355)...................................................          34,933            51,206
  *Independent News & Media P.L.C. (B59HWB1)....................................         115,743            33,326
  *Independent News & Media P.L.C. (B5TR5N4)....................................           9,779             2,815
   Irish Continental Group P.L.C. (3333651).....................................          12,414           239,362
   Irish Continental Group P.L.C. (3339455).....................................          13,955           268,515
  *Kenmare Resources P.L.C. (0487948)...........................................         296,459           227,426

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
IRELAND -- (Continued)
  *Kenmare Resources P.L.C. (4490737)...........................................          57,258   $        43,843
   Kerry Group P.L.C. Series A (0490656)........................................          76,886         2,824,614
   Kerry Group P.L.C. Series A (4519579)........................................          22,072           811,634
   Kingspan Group P.L.C. (0492793)..............................................          19,320           180,709
   Kingspan Group P.L.C. (4491235)..............................................         141,250         1,324,038
  *McInerney Holdings P.L.C.....................................................          94,047             4,872
   Paddy Power P.L.C. (0258810).................................................           7,672           425,625
   Paddy Power P.L.C. (4828974).................................................           8,816           489,468
  *Smurfit Kappa Group P.L.C....................................................         144,645         1,213,561
   United Drug P.L.C. (3302480).................................................          70,507           179,901
   United Drug P.L.C. (3335969).................................................         225,085           574,974
                                                                                                   ---------------
TOTAL IRELAND...................................................................                        31,131,675
                                                                                                   ---------------
ISRAEL -- (0.6%)
  *Africa Israel Investments, Ltd...............................................          67,113           234,828
  *Africa Israel Properties, Ltd................................................           7,242            59,496
  *Airport City, Ltd............................................................           7,786            33,488
  *Alon Holdings Blue Square Israel, Ltd........................................          15,717            62,712
  *AL-ROV Israel, Ltd...........................................................           4,964           107,282
   Alrov Properties & Lodgings, Ltd.............................................           1,569            24,522
  *Alvarion, Ltd................................................................          80,114            95,040
   Amot Investments, Ltd........................................................          28,770            72,447
  *AudioCodes, Ltd..............................................................          29,705           123,983
   Avgol Industries 1953, Ltd...................................................          30,929            23,565
  *Azrieli Group, Ltd...........................................................          11,983           292,268
   Bank Hapoalim B.M............................................................       1,000,946         3,476,277
   Bank Leumi Le-Israel B.M.....................................................         786,784         2,556,044
   Bayside Land Corp............................................................             417            90,334
   Bezeq Israeli Telecommunication Corp., Ltd...................................         272,676           471,026
  *Biocell, Ltd.................................................................             937             5,503
  *BioLineRX, Ltd...............................................................           1,906               764
   Cellcom Israel, Ltd..........................................................          15,074           218,676
  *Ceragon Networks, Ltd........................................................          14,237           119,264
  *Clal Biotechnology Industries, Ltd...........................................          30,245           144,691
   Clal Industries & Investments, Ltd...........................................          66,868           324,798
   Clal Insurance Enterprises Holdings, Ltd.....................................          22,247           337,556
   Delek Automotive Systems, Ltd................................................          31,324           204,170
  *Delek Group, Ltd.............................................................             637           135,245
   DS Apex Holdings, Ltd........................................................          17,159            75,775
  *El Al Israel Airlines, Ltd...................................................         229,770            37,582
  *Elbit Medical Imaging, Ltd...................................................          14,867            42,816
   Elbit Systems, Ltd...........................................................          18,979           789,295
  *Electra Real Estate, Ltd.....................................................           4,675            12,986
   Electra, Ltd.................................................................           1,787           149,327
  *Elron Electronic Industries, Ltd.............................................          20,288            86,214
  *Evogene, Ltd.................................................................           6,593            26,790
  *EZchip Semiconductor, Ltd. (6554998).........................................           2,588            84,823
  *EZchip Semiconductor, Ltd. (M4146Y108).......................................          12,379           404,546
  *First International Bank of Israel, Ltd......................................          24,168           240,627
   FMS Enterprises Migun, Ltd...................................................           3,360            48,406
   Formula Systems (1985), Ltd..................................................           8,169           127,310
   Frutarom Industries, Ltd.....................................................          37,398           335,186
  *Gilat Satellite Networks, Ltd................................................          28,182           113,620
  *Given Imaging, Ltd...........................................................           9,907           182,489
   Golf & Co., Ltd..............................................................          12,895            49,354
   Granite Hacarmel Investments, Ltd............................................          44,269            56,388
  *Hadera Paper, Ltd............................................................           2,941           122,286
   Harel Insurance Investments & Finances, Ltd..................................          13,707           511,602
  *Hot Telecommunications Systems, Ltd..........................................          23,179           284,522
  *Industrial Building Corp., Ltd...............................................          45,929            73,371
   Israel Chemicals, Ltd........................................................          84,184           878,656

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
  *Israel Discount Bank, Ltd. Series A..........................................         914,429   $     1,311,669
   Israel Land Development Co., Ltd. (The)......................................           7,214            57,437
   Ituran Location & Control, Ltd. (B0LDC23)....................................          16,672           218,582
   Ituran Location & Control, Ltd. (M6158M104)..................................           1,690            22,190
  *Jerusalem Oil Exploration, Ltd...............................................          10,912           192,140
  *Kamada, Ltd..................................................................          12,435            70,254
  *Kardan Yazamut...............................................................          27,282             4,666
  *Magic Software Enterprises, Ltd..............................................          10,713            65,917
   Matrix IT, Ltd...............................................................          26,655           135,537
   Melisron, Ltd................................................................           7,052           128,358
  *Mellanox Technologies, Ltd...................................................          21,944           794,649
  *Menorah Mivtachim Holdings, Ltd..............................................          26,635           203,655
   Migdal Insurance & Financial Holding, Ltd....................................         298,374           438,500
   Mizrahi Tefahot Bank, Ltd....................................................         122,302         1,066,640
  *Naphtha Israel Petroleum Corp., Ltd..........................................          34,482           123,325
   Neto Me Holdings, Ltd........................................................           1,394            56,732
  *NICE Systems, Ltd. Sponsored ADR.............................................          55,680         2,002,253
  *Nitsba Holdings (1995), Ltd..................................................          19,885           169,156
  *Nova Measuring Instruments, Ltd..............................................           3,197            27,957
  *Oil Refineries, Ltd..........................................................         867,400           512,697
  *Orckit Communications, Ltd...................................................           1,062               833
   Ormat Industries, Ltd........................................................          64,166           294,805
   Osem Investments, Ltd........................................................          20,657           313,601
   Partner Communications Co., Ltd..............................................          20,502           168,895
  #Partner Communications Co., Ltd. ADR.........................................          10,175            83,333
   Paz Oil Co., Ltd.............................................................           4,824           643,206
   Phoenix Holdings, Ltd. (The).................................................          68,435           183,064
  *RADVision, Ltd...............................................................           2,502            20,241
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..........................           6,583           239,412
  *Retalix, Ltd.................................................................          19,994           350,407
   Scailex Corp, Ltd............................................................           8,689            38,895
   Shikun & Binui, Ltd..........................................................         152,259           265,909
   Strauss Group, Ltd...........................................................          24,920           305,318
  *Suny Electronic, Ltd.........................................................           5,206            15,674
   Super-Sol, Ltd. Series B.....................................................          54,981           205,764
   Teva Pharmaceutical Industries, Ltd..........................................           1,324            59,778
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR...........................         258,154        11,650,490
  *Tower Semiconductor, Ltd.....................................................         215,731           157,434
  *Union Bank of Israel, Ltd....................................................          26,181            80,726
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                        36,628,049
                                                                                                   ---------------
ITALY -- (1.9%)
  #A2A SpA......................................................................         587,148           559,723
   ACEA SpA.....................................................................          54,685           339,170
   Acegas-APS SpA...............................................................          27,685           130,599
 #*Acotel Group SpA.............................................................             164             5,157
  *Aedes SpA....................................................................         413,437            32,362
  #Alerion Cleanpower SpA.......................................................          19,493           105,261
  #Amplifon SpA.................................................................          31,608           142,439
  #Ansaldo STS SpA..............................................................          39,204           380,817
  *Antichi Pellettieri SpA......................................................           1,703               336
  #Arnoldo Mondadori Editore SpA................................................         193,792           352,469
   Ascopiave SpA................................................................          41,689            77,612
   Assicurazioni Generali SpA...................................................         301,010         4,704,783
   Astaldi SpA..................................................................          86,361           571,568
   Atlantia SpA.................................................................          33,001           514,288
   Autogrill SpA................................................................          49,564           543,951
   Azimut Holding SpA...........................................................         101,464           864,163
  #Banca Carige SpA.............................................................         850,437         1,682,569
   Banca Finnat Euramerica SpA..................................................          48,133            19,362
   Banca Generali SpA...........................................................          24,185           272,155

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Banca IFIS SpA...............................................................           6,849   $        36,418
  #Banca Monte Dei Paschi di Siena SpA..........................................       2,857,982         1,087,941
  #Banca Piccolo Credito Valtellinese Scarl.....................................         366,139         1,017,757
   Banca Popolare dell'Emilia Romagna Scarl.....................................         316,820         2,385,727
  *Banca Popolare dell'Etruria e del Lazio Scarl................................         100,372           167,041
  *Banca Popolare di Milano Scarl...............................................       3,399,868         1,781,369
   Banca Popolare di Sondrio Scarl..............................................         347,992         2,897,397
   Banca Profilo SpA............................................................         155,354            60,680
   Banco di Desio e della Brianza SpA...........................................          31,138           118,317
  #Banco Popolare Scarl.........................................................         746,123         1,129,087
  #BasicNet SpA.................................................................          47,125           121,473
   Beghelli SpA.................................................................          52,121            30,905
  #Benetton Group SpA...........................................................          67,548           358,269
   Benetton Group SpA Sponsored ADR.............................................           3,400            39,440
  *Biesse SpA...................................................................           8,931            41,528
   Bonifica Terreni Ferraresi e Imprese Agricole SpA............................             954            26,183
   Brembo SpA...................................................................          37,969           412,964
  *Brioschi Sviluppo Immobiliare SpA............................................         218,173            21,974
  *Buongiorno SpA...............................................................         162,173           221,374
  *Buzzi Unicem SpA.............................................................         106,773         1,137,369
  #C.I.R. SpA - Compagnie Industriali Riunite...................................         432,669           689,477
   Cairo Communication SpA......................................................          13,925            51,315
   Caltagirone Editore SpA......................................................         104,017           127,253
  *Carraro SpA..................................................................          24,693            57,922
   Cembre SpA...................................................................           4,534            37,546
   Cementir Holding SpA.........................................................          90,622           202,579
  *Class Editore SpA............................................................           9,720             2,908
   Credito Artigiano SpA........................................................          76,968            89,395
   Credito Bergamasco SpA.......................................................           7,858           199,307
   Credito Emiliano SpA.........................................................         171,336           708,762
  *d'Amico International Shipping S.A...........................................          13,646             8,747
   Danieli & Co. SpA............................................................          17,260           430,636
   Davide Campari - Milano SpA..................................................         173,024         1,153,777
  #De Longhi SpA................................................................          47,129           465,145
  *Delclima SpA.................................................................          35,945            24,919
  #DiaSorin SpA.................................................................          11,549           350,530
  *EEMS Italia SpA..............................................................           5,056             3,988
  *EI Towers SpA................................................................           3,548            78,175
   Elica SpA....................................................................          17,718            18,257
   Emak SpA.....................................................................           5,067             3,821
   Enel SpA.....................................................................         651,349         2,667,779
   Engineering Ingegneria Informatica SpA.......................................           3,045            89,737
   Eni SpA......................................................................         246,566         5,463,106
  #Eni SpA Sponsored ADR........................................................         179,282         7,978,049
  #ERG SpA......................................................................          69,390           794,177
   Esprinet SpA.................................................................          40,360           195,274
 #*Eurotech SpA.................................................................          33,665            58,947
  #Falck Renewables SpA.........................................................         244,688           247,756
  *Fiat Industrial SpA..........................................................         279,288         2,744,628
 #*Fiat SpA.....................................................................         450,539         2,711,546
  #Fiat SpA Sponsored ADR.......................................................           8,900            54,290
  *Fiera Milano SpA.............................................................           2,610            12,715
  #Finmeccanica SpA.............................................................         541,501         2,443,807
 #*Fondiaria - Sai SpA..........................................................         208,159           193,281
  *Gas Plus SpA.................................................................           5,833            34,074
 #*Gemina SpA...................................................................         889,056           739,366
  #Geox SpA.....................................................................          58,710           195,207
   Gruppo Editoriale L'Espresso SpA.............................................         179,761           249,440
   Gruppo MutuiOnline SpA.......................................................             659             2,848
   Hera SpA.....................................................................         351,113           492,288
   Immsi SpA....................................................................         295,381           236,881

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Impregilo SpA................................................................         553,375   $     1,902,817
   Indesit Co. SpA..............................................................          35,140           202,881
   Industria Macchine Automatiche SpA...........................................           3,460            63,884
   Intek SpA....................................................................          73,119            36,410
   Interpump Group SpA..........................................................          67,737           503,706
   Intesa Sanpaolo SpA..........................................................       4,014,578         7,689,355
  #Intesa Sanpaolo SpA Sponsored ADR............................................          13,817           158,343
   Iren SpA.....................................................................         312,378           290,567
   Isagro SpA...................................................................           4,323            13,665
  #Italcementi SpA..............................................................         110,806           830,911
   Italmobiliare SpA............................................................          11,694           286,502
 #*Juventus Football Club SpA...................................................         919,332           181,931
  *Kinexia SpA..................................................................             435               645
   KME Group SpA................................................................         363,715           146,835
  #Landi Renzo SpA..............................................................          48,404            92,655
 #*Lottomatica SpA..............................................................          62,496         1,048,241
   Luxottica Group SpA..........................................................           1,585            52,132
  #Luxottica Group SpA Sponsored ADR............................................          13,000           427,960
  #Maire Tecnimont SpA..........................................................         351,516           351,447
  #Marcolin SpA.................................................................          14,922            69,699
 #*Mariella Burani SpA..........................................................           2,897                --
   MARR SpA.....................................................................          23,800           247,246
  *Mediaset SpA.................................................................         719,242         2,129,699
   Mediobanca SpA...............................................................         505,622         2,977,634
  #Mediolanum SpA...............................................................         179,329           771,094
 #*Milano Assicurazioni SpA.....................................................         271,486            83,737
   Nice SpA.....................................................................          16,046            52,278
  *PanariaGroup Industrie Ceramiche SpA.........................................           6,205             7,884
   Parmalat SpA.................................................................       1,065,135         2,021,152
   Piaggio & C. SpA.............................................................         133,510           354,936
 #*Pininfarina SpA..............................................................          20,537            82,371
  #Pirelli & Co. SpA............................................................         319,574         2,961,815
  *Poltrona Frau SpA............................................................          21,297            23,941
  *Prelios SpA..................................................................       1,728,709           202,126
 #*Premafin Finanziaria SpA.....................................................         173,719            54,780
  *Prima Industrie SpA..........................................................             514             5,023
   Prysmian SpA.................................................................          87,952         1,323,897
 #*RCS MediaGroup SpA...........................................................         150,344           135,070
   Recordati SpA................................................................          84,353           669,005
  *Reno de Medici SpA...........................................................         235,915            41,920
   Reply SpA....................................................................             227             4,798
  *Retelit SpA..................................................................          97,423            42,107
  *Risanamento Napoli SpA.......................................................          15,429             1,720
   Sabaf SpA....................................................................           3,423            57,986
   SAES Getters SpA.............................................................           4,958            46,080
  *Safilo Group SpA.............................................................          63,059           451,105
   Saipem SpA...................................................................          36,700         1,721,593
  *Saras SpA....................................................................         290,054           396,957
   SAVE SpA.....................................................................          28,144           253,752
   Screen Service Broadcasting Technologies SpA.................................          20,463            10,039
 #*Seat Pagine Gialle SpA.......................................................       1,199,818            65,164
  *Snai SpA.....................................................................           8,397            19,579
   Snam SpA.....................................................................         304,380         1,372,215
   Societa Cattolica di Assicurazioni Scrl......................................          50,344           975,178
   Societa Iniziative Autostradali e Servizi SpA................................          65,371           468,355
  *Societa Partecipazioni Finanziarie SpA.......................................         373,551            14,726
   Sogefi SpA...................................................................          70,212           197,058
   Sol SpA......................................................................          25,548           135,968
  *Sorin SpA....................................................................         343,940           624,927
   Tamburi Investment Partners SpA..............................................           5,874            11,151
 #*Telecom Italia Media SpA.....................................................         585,559           123,069

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Telecom Italia SpA...........................................................       3,193,224   $     3,254,053
  #Telecom Italia SpA Sponsored ADR.............................................         342,088         3,496,139
  #Tenaris SA ADR...............................................................          49,796         1,954,991
   Terna Rete Elettrica Nazionale SpA...........................................         562,494         2,061,522
 #*Tiscali SpA..................................................................         932,426            43,421
  #Tod's SpA....................................................................           5,013           450,905
   Trevi Finanziaria SpA........................................................          44,934           344,541
  *Uni Land SpA.................................................................          58,555            38,603
  #UniCredit SpA................................................................       1,655,408         8,256,701
  #Unione di Banche Italiane ScpA...............................................         875,739         4,031,035
 #*Unipol Gruppo Finanziario SpA................................................       1,195,285           298,760
   Vianini Lavori SpA...........................................................          27,367           119,378
   Vittoria Assicurazioni SpA...................................................          30,718           144,885
 #*Yoox SpA.....................................................................          16,272           184,622
   Zignago Vetro SpA............................................................          10,411            63,934
                                                                                                   ---------------
TOTAL ITALY.....................................................................                       116,934,863
                                                                                                   ---------------
JAPAN -- (18.2%)
   77 Bank, Ltd. (The)..........................................................         464,000         2,141,949
 #*A&A Material Corp............................................................          12,000            14,499
  *A&D Co., Ltd.................................................................          18,000            59,901
   ABC-Mart, Inc................................................................           6,200           222,139
   Accordia Golf Co., Ltd.......................................................           1,367         1,058,488
   Achilles Corp................................................................         183,000           269,324
   Adeka Corp...................................................................         108,900         1,084,982
  *Aderans Co., Ltd.............................................................          43,500           524,976
   Advan Co., Ltd...............................................................          22,700           222,174
   Advantest Corp...............................................................          60,700           698,536
  #Advantest Corp. ADR..........................................................          15,767           180,532
  #AEON Co., Ltd................................................................         327,600         4,326,339
   Aeon Delight Co., Ltd........................................................           3,400            69,914
   Aeon Fantasy Co., Ltd........................................................          10,500           183,158
   Aeon Mall Co., Ltd...........................................................          12,200           270,827
   Agrex, Inc...................................................................           4,200            41,737
   Ahresty Corp.................................................................          27,800           143,393
   Ai Holdings Corp.............................................................          45,900           198,509
   Aica Kogyo Co., Ltd..........................................................          48,300           676,889
   Aichi Bank, Ltd. (The).......................................................          10,200           619,417
   Aichi Corp...................................................................          46,600           212,071
   Aichi Machine Industry Co., Ltd..............................................          80,000           302,070
   Aichi Steel Corp.............................................................         135,000           739,673
  #Aichi Tokei Denki Co., Ltd...................................................          27,000            99,982
   Aida Engineering, Ltd........................................................          78,800           389,900
   Aigan Co., Ltd...............................................................          26,900           130,135
   Ain Pharmaciez, Inc..........................................................           1,600            73,591
   Aiphone Co., Ltd.............................................................          21,900           440,196
   Air Water, Inc...............................................................          86,000         1,134,775
   Airport Facilities Co., Ltd..................................................          32,300           146,573
   Aisan Industry Co., Ltd......................................................          44,900           393,769
   Aisin Seiki Co., Ltd.........................................................          73,200         2,317,326
   Ajinomoto Co., Inc...........................................................         342,000         4,139,319
   Akebono Brake Industry Co., Ltd..............................................          80,600           408,161
   Akita Bank, Ltd. (The).......................................................         213,000           644,886
   Alconix Corp.................................................................           5,600           127,592
  #Alfresa Holdings Corp........................................................          51,800         2,273,741
   All Nippon Airways Co., Ltd..................................................         151,000           440,829
   ALLIED TELESIS HOLDINGS K.K..................................................         103,600            99,455
  *Alpen Co., Ltd...............................................................          23,000           445,182
   Alpha Corp...................................................................           3,500            43,107
   Alpha Systems, Inc...........................................................           9,600           153,512
   Alpine Electronics, Inc......................................................          59,900           756,559

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Alps Electric Co., Ltd.......................................................         196,900   $     1,529,730
   Alps Logistics Co., Ltd......................................................          10,900           103,797
   Altech Co., Ltd..............................................................           8,200            23,839
   Altech Corp..................................................................           2,600            21,942
   Amada Co., Ltd...............................................................         434,000         3,008,372
   Amano Corp...................................................................          78,800           709,542
   Amiyaki Tei Co., Ltd.........................................................              27            69,202
   Amuse, Inc...................................................................           8,520           113,165
   Ando Corp....................................................................         126,000           200,304
   Anest Iwata Corp.............................................................          24,000           106,532
  #Anritsu Corp.................................................................         119,000         1,421,655
   AOC Holdings, Inc............................................................          69,500           478,690
   AOI Advertising Promotion, Inc...............................................           5,500            29,823
   AOI Electronic Co., Ltd......................................................           4,800            65,488
   AOKI Holdings, Inc...........................................................          27,400           442,510
   Aomori Bank, Ltd. (The)......................................................         243,000           764,430
   Aoyama Trading Co., Ltd......................................................          71,600         1,285,666
   Aozora Bank, Ltd.............................................................         498,000         1,388,939
   Arakawa Chemical Industries, Ltd.............................................          22,600           206,565
   Araya Industrial Co., Ltd....................................................          59,000           100,168
   Arc Land Sakamoto Co., Ltd...................................................          23,800           435,706
   Arcs Co., Ltd................................................................          38,973           761,609
  *Argo Graphics, Inc...........................................................           9,000           124,530
   Ariake Japan Co., Ltd........................................................          24,300           474,123
   Arisawa Manufacturing Co., Ltd...............................................          60,300           227,328
   Arnest One Corp..............................................................          39,000           429,664
   As One Corp..................................................................          14,090           301,887
  #Asahi Co., Ltd...............................................................           6,200           124,638
   Asahi Diamond Industrial Co., Ltd............................................          59,000           759,341
   Asahi Glass Co., Ltd.........................................................         269,000         2,194,269
   Asahi Group Holdings, Ltd....................................................         106,300         2,356,329
   Asahi Holdings, Inc..........................................................           6,500           137,293
   Asahi Kasei Corp.............................................................         390,000         2,475,410
   Asahi Kogyosha Co., Ltd......................................................          31,000           135,432
   Asahi Organic Chemicals Industry Co., Ltd....................................          86,000           246,511
 #*ASAHI TEC CORP...............................................................       3,265,000         1,373,009
 #*Asanuma Corp.................................................................          82,000            77,548
  #Asatsu-DK, Inc...............................................................          31,900           890,344
   Asax Co., Ltd................................................................              22            26,669
  *Ashimori Industry Co., Ltd...................................................          87,000           130,166
   Asics Corp...................................................................          36,300           412,623
   ASKA Pharmaceutical Co., Ltd.................................................          38,000           244,864
   ASKUL Corp...................................................................          10,400           165,007
   Astellas Pharma, Inc.........................................................          42,000         1,725,804
   Asunaro Aoki Construction Co., Ltd...........................................          41,500           236,116
 #*Atom Corp....................................................................          14,400            62,109
   Atsugi Co., Ltd..............................................................         338,000           435,645
   Autobacs Seven Co., Ltd......................................................          34,300         1,587,640
   Avex Group Holdings, Inc.....................................................          34,200           421,461
   Awa Bank, Ltd. (The).........................................................         254,000         1,724,528
   Bando Chemical Industries, Ltd...............................................         146,000           555,211
   Bank of Iwate, Ltd. (The)....................................................          20,900           956,593
   Bank of Kyoto, Ltd. (The)....................................................         232,000         2,004,454
   Bank of Nagoya, Ltd. (The)...................................................         184,000           646,998
   Bank of Okinawa, Ltd. (The)..................................................          22,800           988,681
   Bank of Saga, Ltd. (The).....................................................         173,000           441,784
   Bank of the Ryukyus, Ltd.....................................................          55,300           715,359
   Bank of Yokohama, Ltd. (The).................................................         892,000         4,142,541
   Belc Co., Ltd................................................................           8,000           130,202
   Belluna Co., Ltd.............................................................          36,150           289,554
   Benesse Holdings, Inc........................................................          16,300           759,689

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  *Best Denki Co., Ltd..........................................................          65,500   $       167,112
  #Bic Camera, Inc..............................................................             615           355,504
   BML, Inc.....................................................................          10,100           239,572
   Bookoff Corp.................................................................          20,600           188,051
   Bridgestone Corp.............................................................          62,500         1,430,066
   Brother Industries, Ltd......................................................         119,400         1,610,639
   Bunka Shutter Co., Ltd.......................................................          63,000           248,215
   CAC Corp.....................................................................          12,600           104,440
   Calsonic Kansei Corp.........................................................         152,000           954,457
   Can Do Co., Ltd..............................................................              33            37,134
   Canon Electronics, Inc.......................................................          15,100           385,285
   Canon Marketing Japan, Inc...................................................          80,600           988,329
   Canon, Inc...................................................................           7,334           314,814
  #Canon, Inc. Sponsored ADR....................................................          50,677         2,171,509
   Capcom Co., Ltd..............................................................          16,200           360,005
  *Carchs Holdings Co., Ltd.....................................................          21,500             7,902
  #Casio Computer Co., Ltd......................................................         241,500         1,421,089
   Cawachi, Ltd.................................................................          18,100           385,466
   Central Glass Co., Ltd.......................................................         202,000           981,165
   Central Japan Railway Co., Ltd...............................................             127         1,093,272
   Central Security Patrols Co., Ltd............................................           4,200            44,852
   Century Tokyo Leasing Corp...................................................          59,430         1,215,967
   Chiba Bank, Ltd. (The).......................................................         554,000         3,447,507
  *Chiba Kogyo Bank, Ltd. (The).................................................          50,600           270,714
   Chino Corp...................................................................          47,000           132,069
   Chiyoda Co., Ltd.............................................................          28,200           531,007
  #Chiyoda Corp.................................................................          94,000         1,098,695
   Chiyoda Integre Co., Ltd.....................................................          25,000           308,775
   Chofu Seisakusho Co., Ltd....................................................          26,000           664,238
   Chori Co., Ltd...............................................................         177,000           223,639
   Chubu Electric Power Co., Ltd................................................          60,800         1,120,121
   Chubu Shiryo Co., Ltd........................................................          28,000           184,686
   Chudenko Corp................................................................          21,400           235,931
   Chuetsu Pulp & Paper Co., Ltd................................................         122,000           237,117
  *Chugai Mining Co., Ltd.......................................................         259,700            61,561
   Chugai Pharmaceutical Co., Ltd...............................................          19,800           315,412
   Chugai Ro Co., Ltd...........................................................          81,000           295,414
   Chugoku Bank, Ltd. (The).....................................................         208,000         2,842,890
   Chugoku Electric Power Co., Ltd. (The).......................................          52,700           965,255
   Chugoku Marine Paints, Ltd...................................................          80,000           509,440
   Chukyo Bank, Ltd. (The)......................................................         197,000           549,122
   Chuo Denki Kogyo Co., Ltd....................................................          31,000           165,343
   Chuo Gyorui Co., Ltd.........................................................          38,000            92,414
   Chuo Mitsui Trust Holdings, Inc..............................................       1,232,730         3,867,194
   Chuo Spring Co., Ltd.........................................................          60,000           222,190
   Circle K Sunkus Co., Ltd.....................................................          54,000           933,523
   Citizen Holdings Co., Ltd....................................................         314,250         1,911,052
   CKD Corp.....................................................................          72,900           564,660
 #*Clarion Co., Ltd.............................................................         103,000           198,218
   Cleanup Corp.................................................................          24,400           157,216
   CMIC Holdings Co., Ltd.......................................................           3,800            57,560
  *CMK Corp.....................................................................          83,100           300,362
   Coca-Cola Central Japan Co., Ltd.............................................          28,900           386,286
   Coca-Cola West Co., Ltd......................................................          79,402         1,367,691
   Cocokara fine, Inc...........................................................          23,520           618,485
  #Colowide Co., Ltd............................................................          32,000           249,682
   Computer Engineering & Consulting, Ltd.......................................          17,600            84,360
   COMSYS Holdings Corp.........................................................         132,000         1,478,452
  *Co-Op Chemical Co., Ltd......................................................          26,000            43,394
   Core Corp....................................................................           6,100            55,198
   Corona Corp..................................................................          26,600           443,989

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Cosel Co., Ltd...............................................................          18,600   $       276,594
   Cosmo Oil Co., Ltd...........................................................         747,000         2,177,675
   Cosmos Pharmaceutical Corp...................................................           2,000            94,193
   Create Medic Co., Ltd........................................................           3,500            36,753
   Credit Saison Co., Ltd.......................................................         156,300         3,189,089
  #Cresco, Ltd..................................................................          36,000           312,551
  #Cross Plus, Inc..............................................................           2,000            19,902
   CTI Engineering Co., Ltd.....................................................          12,300            81,334
  #Cybozu, Inc..................................................................             141            41,720
   Dai Nippon Printing Co., Ltd.................................................         421,000         4,540,178
   Dai Nippon Toryo, Ltd........................................................         103,000           138,183
   Daibiru Corp.................................................................          61,600           413,200
  #Daicel Chemical Industries, Ltd..............................................         364,000         2,288,887
   Dai-Dan Co., Ltd.............................................................          42,000           304,826
   Daido Kogyo Co., Ltd.........................................................          32,000            60,646
  #Daido Metal Co., Ltd.........................................................          40,000           462,290
  #Daido Steel Co., Ltd.........................................................         230,000         1,509,819
   Daidoh, Ltd..................................................................          22,000           200,682
 #*Daiei, Inc. (The)............................................................         121,950           437,913
   Daifuku Co., Ltd.............................................................         118,000           667,236
   Daihatsu Motor Co., Ltd......................................................          66,000         1,276,915
   Daihen Corp..................................................................         127,000           505,575
  *Daiho Corp...................................................................          78,000           125,853
 #*Daiichi Chuo K.K.............................................................         152,000           246,459
   Daiichi Jitsugyo Co., Ltd....................................................          78,000           377,307
  #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.......................................           3,000           141,349
   Daiichi Kogyo Seiyaku Co., Ltd...............................................          39,000           115,740
   Dai-ichi Life Insurance Co., Ltd. (The)......................................             867           910,209
   Daiichi Sankyo Co., Ltd......................................................          69,100         1,319,218
   Daiken Corp..................................................................         119,000           376,764
  #Daiki Aluminium Industry Co., Ltd............................................          43,000           174,324
   Daikin Industries, Ltd.......................................................          23,000           668,348
   Daiko Clearing Services Corp.................................................          17,700            63,409
   Daikoku Denki Co., Ltd.......................................................          10,200           105,289
  #Daikokutenbussan Co., Ltd....................................................             200             5,821
  *Daikyo, Inc..................................................................         270,392           605,085
  #Dainichi Co., Ltd............................................................          17,300           171,799
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd......................          83,000           378,936
   Dainippon Screen Manufacturing Co., Ltd......................................         243,000         2,047,234
   Dainippon Sumitomo Pharma Co., Ltd...........................................          97,300         1,124,640
  #Daio Paper Corp..............................................................          95,000           634,966
   Daisan Bank, Ltd. (The)......................................................         186,000           432,288
  #Daiseki Co., Ltd.............................................................           8,825           160,195
   Daishi Bank, Ltd. (The)......................................................         398,000         1,337,532
   Daiso Co., Ltd...............................................................          91,000           302,347
  *Daisue Construction Co., Ltd.................................................          70,000            55,277
   Daisyo Corp..................................................................          25,300           342,310
   Daito Bank, Ltd. (The).......................................................         138,000           123,123
   Daito Electron Co., Ltd......................................................           1,000             5,478
   Daito Trust Construction Co., Ltd............................................           9,700           915,878
   Daiwa House Industry Co., Ltd................................................         300,000         3,795,051
   Daiwa Industries, Ltd........................................................          40,000           220,543
   Daiwa Securities Group, Inc..................................................       1,259,000         4,536,374
   Daiwabo Holdings Co., Ltd....................................................         308,000           771,433
   DC Co., Ltd..................................................................          24,400            88,971
   DCM Holdings Co., Ltd........................................................         112,680           887,805
   DeNa Co., Ltd................................................................          12,400           314,606
   Denki Kagaku Kogyo K.K.......................................................         474,000         1,875,011
   Denki Kogyo Co., Ltd.........................................................         121,000           581,494
   Denso Corp...................................................................         125,500         3,738,070
   Dentsu, Inc..................................................................          44,600         1,492,017

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Denyo Co., Ltd...............................................................          24,400   $       330,511
   Descente, Ltd................................................................          48,000           245,168
   DIC Corp.....................................................................         369,000           695,064
  #Disco Corp...................................................................          17,700           957,896
   DMW Corp.....................................................................             900            16,533
  #Don Quijote Co., Ltd.........................................................          14,200           528,856
   Doshisha Co., Ltd............................................................          16,300           515,091
   Doutor Nichires Holdings Co., Ltd............................................          37,823           531,165
   Dowa Holdings Co., Ltd.......................................................         274,500         1,827,006
  #Dr. Ci:Labo Co., Ltd.........................................................              19            92,586
   DTS Corp.....................................................................          36,000           470,662
   Duskin Co., Ltd..............................................................          65,300         1,292,612
   Dwango Co., Ltd..............................................................              81           148,146
   Dydo Drinco, Inc.............................................................           4,800           196,187
   Dynic Corp...................................................................          14,000            27,828
   eAccess, Ltd.................................................................           2,171           494,990
   Eagle Industry Co., Ltd......................................................          40,000           349,868
   Earth Chemical Co., Ltd......................................................           2,100            79,036
   East Japan Railway Co........................................................          28,100         1,823,802
   Ebara Corp...................................................................         455,000         1,775,195
   Ebara-Udylite Co., Ltd.......................................................           2,100            59,073
   Echo Trading Co., Ltd........................................................           3,000            29,003
  #Edion Corp...................................................................          89,000           699,239
   Ehime Bank, Ltd. (The).......................................................         188,000           554,714
 #*Eidai Co., Ltd...............................................................          13,000            69,428
   Eighteenth Bank, Ltd. (The)..................................................         302,000           889,054
   Eiken Chemical Co., Ltd......................................................          28,700           396,303
   Eisai Co., Ltd...............................................................          11,500           476,684
   Eizo Nanao Corp..............................................................          20,900           448,391
   Electric Power Development Co., Ltd..........................................          20,200           537,307
  #Elematec Corp................................................................          18,400           333,875
 #*Elpida Memory, Inc...........................................................         311,300         1,322,529
  #Enplas Corp..................................................................          16,900           384,055
  *Enshu, Ltd...................................................................          37,000            47,329
   Ensuiko Sugar Refining Co., Ltd..............................................          11,000            29,053
   EPS Corp.....................................................................              31            57,003
   ESPEC Corp...................................................................          35,300           243,443
   Excel Co., Ltd...............................................................           1,500            15,412
   Exedy Corp...................................................................          35,400         1,083,322
   Ezaki Glico Co., Ltd.........................................................          45,000           508,584
   F&A Aqua Holdings, Inc.......................................................           3,500            35,955
  *Faith, Inc...................................................................             847           104,081
   FALCO SD HOLDINGS Co., Ltd...................................................           7,800            92,389
   FamilyMart Co., Ltd..........................................................          13,500           547,642
   Fancl Corp...................................................................          34,900           475,435
   FANUC Corp...................................................................           7,200         1,212,246
   Fast Retailing Co., Ltd......................................................           2,800           558,094
   FCC Co., Ltd.................................................................          23,300           494,902
 #*FDK Corp.....................................................................          84,000            90,591
   Felissimo Corp...............................................................           1,200            17,080
  *FIDEA Holdings Co., Ltd......................................................          39,500           109,239
 #*First Baking Co., Ltd........................................................          12,000            14,985
   Foster Electric Co., Ltd.....................................................          27,500           364,425
   FP Corp......................................................................           6,100           407,636
   France Bed Holdings Co., Ltd.................................................         137,000           279,129
   F-Tech, Inc..................................................................           6,800            88,461
 #*Fudo Tetra Corp..............................................................         128,400           276,303
   Fuji Co., Ltd................................................................          16,400           395,110
   Fuji Corp, Ltd...............................................................          35,400           186,861
   Fuji Electric Holdings Co., Ltd..............................................         575,000         1,523,146
   Fuji Electronics Co., Ltd....................................................          21,200           330,305

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Fuji Furukawa Engineering & Construction Co., Ltd............................          10,000   $        18,751
   Fuji Heavy Industries, Ltd...................................................         441,000         3,004,585
  *Fuji Kiko Co., Ltd...........................................................          16,000            44,122
  *Fuji Kosan Co., Ltd..........................................................          48,000            48,552
   Fuji Kyuko Co., Ltd..........................................................          14,000            85,467
   Fuji Oil Co., Ltd............................................................          64,400           904,517
   Fuji Oozx, Inc...............................................................           6,000            25,253
   Fuji Seal International, Inc.................................................          23,400           428,421
  #Fuji Soft, Inc...............................................................          22,800           443,567
   Fuji Television Network, Inc.................................................             351           543,842
   Fujibo Holdings, Inc.........................................................          78,000           166,338
   Fujicco Co., Ltd.............................................................          31,600           412,599
   FUJIFILM Holdings Corp.......................................................         180,875         4,297,694
   Fujikura Kasei Co., Ltd......................................................          47,400           241,352
   Fujikura Rubber, Ltd.........................................................          18,900            72,382
  *Fujikura, Ltd................................................................         420,000         1,304,398
   Fujimi, Inc..................................................................          21,200           284,915
  *Fujimori Kogyo Co., Ltd......................................................          14,100           211,776
  *Fujita Kanko, Inc............................................................          11,000            37,301
   Fujitec Co., Ltd.............................................................          93,000           624,849
   Fujitsu Frontech, Ltd........................................................          25,200           165,557
   Fujitsu General, Ltd.........................................................          42,000           237,217
   Fujitsu, Ltd.................................................................         381,292         2,040,945
  *Fujiya Co., Ltd..............................................................          81,000           169,091
   FuKoKu Co., Ltd..............................................................           7,700            72,408
  #Fukuda Corp..................................................................          42,000           155,614
   Fukui Bank, Ltd. (The).......................................................         286,000           913,406
   Fukuoka Financial Group, Inc.................................................         553,600         2,368,698
   Fukushima Bank, Ltd..........................................................         266,000           179,029
   Fukusima Industries Corp.....................................................           5,100            66,485
  #Fukuyama Transporting Co., Ltd...............................................         249,000         1,466,738
   Fumakilla, Ltd...............................................................          16,000            64,625
   Funai Consulting, Inc........................................................          10,500            73,423
  #Furukawa Battery Co., Ltd....................................................           7,000            34,905
  *Furukawa Co., Ltd............................................................         369,000           349,725
   Furukawa Electric Co., Ltd...................................................         550,067         1,469,287
   Furukawa-Sky Aluminum Corp...................................................         112,000           302,166
   Furusato Industries, Ltd.....................................................          14,900           139,818
   Fuso Pharmaceutical Industries, Ltd..........................................          91,000           240,585
   Futaba Corp..................................................................          37,800           625,389
   Futaba Industrial Co., Ltd...................................................          90,200           543,586
   Future Architect, Inc........................................................              69            27,722
   Fuyo General Lease Co., Ltd..................................................          24,400           897,566
   G-7 Holdings, Inc............................................................           6,500            34,754
   Gakken Holdings Co., Ltd.....................................................          98,000           212,494
   Gecoss Corp..................................................................          25,000           116,216
   Geo Holdings Corp............................................................             222           241,695
   GLOBERIDE, Inc...............................................................          27,000            33,318
   Glory, Ltd...................................................................          69,000         1,502,173
  #GMO Internet, Inc............................................................          31,900           128,121
   Godo Steel, Ltd..............................................................         239,000           636,071
   Goldcrest Co., Ltd...........................................................          21,340           369,903
   Goldwin, Inc.................................................................          72,000           378,460
 #*Gourmet Kineya Co., Ltd......................................................          28,000           162,937
  #GS Yuasa Corp................................................................         140,000           827,302
  *GSI Creos Corp...............................................................         122,000           178,112
  #Gulliver International Co., Ltd..............................................           5,120           200,307
   Gun Ei Chemical Industry Co., Ltd............................................          97,000           254,738
   Gunma Bank, Ltd. (The).......................................................         473,000         2,582,485
   Gunze, Ltd...................................................................         227,000           698,970
   H.I.S. Co., Ltd..............................................................          19,000           550,174

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #H2O Retailing Corp...........................................................         128,000   $     1,004,717
  #Hachijuni Bank, Ltd. (The)...................................................         293,000         1,720,677
   Hagihara Industries, Inc.....................................................           2,200            37,563
   Hagoromo Foods Corp..........................................................           3,000            48,064
   Hakudo Co., Ltd..............................................................           5,600            59,935
   Hakuhodo DY Holdings, Inc....................................................          27,390         1,684,163
   Hakuto Co., Ltd..............................................................          21,700           220,763
   Hamakyorex Co., Ltd..........................................................           5,700           175,552
   Hamamatsu Photonics K.K......................................................          24,300           875,387
  *Hankyu Hanshin Holdings, Inc.................................................         725,000         3,255,938
   Hanwa Co., Ltd...............................................................         234,000         1,120,222
   Happinet Corp................................................................          20,600           189,987
   Harashin Narus Holdings Co., Ltd.............................................           7,600           132,401
  *Hard Off Corp Co., Ltd.......................................................           2,600            19,549
   Harima Chemicals, Inc........................................................          22,000           175,303
   Haruyama Trading Co., Ltd....................................................           2,400            12,182
  *Haseko Corp..................................................................         606,000           437,627
  *Hayashikane Sangyo Co., Ltd..................................................          20,000            19,740
 #*Hazama Corp..................................................................          98,900           295,981
   Heiwa Corp...................................................................          37,600           676,985
   Heiwa Real Estate Co., Ltd...................................................         246,500           573,264
   Heiwado Co., Ltd.............................................................          40,500           534,109
   Hibiya Engineering, Ltd......................................................          39,700           438,771
   Hiday Hidaka Corp............................................................           8,100           147,641
   Higashi-Nippon Bank, Ltd.....................................................         200,000           442,445
   Higo Bank, Ltd. (The)........................................................         216,000         1,260,462
   Hikari Tsushin, Inc..........................................................          30,700           797,621
   Hino Motors, Ltd.............................................................         114,000           733,535
   Hioki EE Corp................................................................           2,000            33,843
   Hirose Electric Co., Ltd.....................................................           7,000           673,751
   Hiroshima Bank, Ltd. (The)...................................................         596,000         2,806,803
   Hisaka Works, Ltd............................................................          41,000           455,790
   Hisamitsu Pharmaceutical Co., Inc............................................           6,800           295,031
  *Hitachi Cable, Ltd...........................................................         226,000           517,580
   Hitachi Capital Corp.........................................................          66,900         1,009,843
   Hitachi Chemical Co., Ltd....................................................          54,500           962,368
  #Hitachi Construction Machinery Co., Ltd......................................          72,700         1,440,825
   Hitachi High-Technologies Corp...............................................          73,900         1,624,731
   Hitachi Koki Co., Ltd........................................................          70,900           570,517
   Hitachi Kokusai Electric, Inc................................................          75,000           655,018
   Hitachi Medical Corp.........................................................          36,000           412,323
   Hitachi Metals Techno, Ltd...................................................           3,500            22,142
  #Hitachi Metals, Ltd..........................................................          55,000           632,469
   Hitachi Tool Engineering, Ltd................................................          23,100           259,272
   Hitachi Transport System, Ltd................................................          51,700           880,946
   Hitachi Zosen Corp...........................................................         807,000         1,178,340
   Hitachi, Ltd. ADR............................................................          95,037         5,267,901
   Hochiki Corp.................................................................          15,000            80,211
  #Hodogaya Chemical Co., Ltd...................................................          78,000           239,820
   Hogy Medical Co., Ltd........................................................          13,500           576,767
   Hohsui Corp..................................................................          11,000            17,746
   Hokkaido Electric Power Co., Inc.............................................          32,800           467,853
   Hokkaido Gas Co., Ltd........................................................          80,000           297,203
   Hokkan Holdings, Ltd.........................................................          70,000           217,134
   Hokko Chemical Industry Co., Ltd.............................................          25,000            77,503
   Hokkoku Bank, Ltd. (The).....................................................         320,000         1,276,090
   Hokuetsu Bank, Ltd. (The)....................................................         269,000           566,354
   Hokuetsu Industries Co., Ltd.................................................          10,000            31,890
   Hokuetsu Kishu Paper Co., Ltd................................................         167,295         1,151,194
   Hokuhoku Financial Group, Inc................................................       1,387,000         2,778,193
   Hokuriku Electric Industry Co., Ltd..........................................          47,000            74,198

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Hokuriku Electric Power Co., Inc.............................................          29,300   $       569,298
   Hokuriku Electrical Construction Co., Ltd....................................           6,000            19,117
   Hokuto Corp..................................................................          17,800           393,308
  #Honda Motor Co., Ltd. Sponsored ADR..........................................         407,432        13,873,060
  #Honeys Co., Ltd..............................................................          19,340           328,468
   Horiba, Ltd..................................................................          32,000         1,023,608
   Horipro, Inc.................................................................          11,500           158,570
   Hoshizaki Electric Co., Ltd..................................................          28,900           667,191
   Hosiden Corp.................................................................          77,200           566,554
   Hosokawa Micron Corp.........................................................          41,000           212,659
   House Foods Corp.............................................................          75,800         1,413,323
  *Howa Machinery, Ltd..........................................................         143,000           133,730
   Hoya Corp....................................................................          22,900           486,768
  #Hulic Co., Ltd...............................................................          33,900           405,018
   Hurxley Corp.................................................................           2,200            15,832
   Hyakugo Bank, Ltd. (The).....................................................         300,000         1,272,315
   Hyakujishi Bank, Ltd. (The)..................................................         304,000         1,446,481
   I Metal Technology Co., Ltd..................................................          14,000            28,714
   Ibiden Co., Ltd..............................................................          63,900         1,304,092
   IBJ Leasing Co., Ltd.........................................................          19,200           482,372
  #Ichibanya Co., Ltd...........................................................             500            14,790
   Ichiken Co., Ltd.............................................................          22,000            42,522
   Ichikoh Industries, Ltd......................................................          39,000            70,214
   Ichinen Holdings Co., Ltd....................................................          17,600            95,403
   Ichiyoshi Securities Co., Ltd................................................          48,600           245,105
   Icom, Inc....................................................................          15,000           394,062
  *Idec Corp....................................................................          27,500           295,712
   Idemitsu Kosan Co., Ltd......................................................          16,500         1,788,840
   Ihara Chemical Industry Co., Ltd.............................................          47,000           185,430
   IHI Corp.....................................................................         741,000         1,951,287
   Iida Home Max Co., Ltd.......................................................          27,900           225,241
   Iino Kaiun Kaisha, Ltd.......................................................          91,500           440,712
 #*Ikegami Tsushinki Co., Ltd...................................................          54,000            41,256
  #Ikyu Corp....................................................................              67            31,108
   Imasen Electric Industrial Co., Ltd..........................................          16,800           207,904
   Imperial Hotel, Ltd..........................................................           7,550           185,902
  #Inaba Denki Sangyo Co., Ltd..................................................          20,900           617,454
   Inaba Seisakusho Co., Ltd....................................................          17,800           216,778
   Inabata & Co., Ltd...........................................................          82,600           524,601
   Inageya Co., Ltd.............................................................          23,000           278,725
   Ines Corp....................................................................          60,600           445,261
   I-Net Corp...................................................................           7,400            46,489
   Information Services International-Dentsu, Ltd...............................          17,600           163,042
  #Innotech Corp................................................................          15,200           109,829
   Inpex Corp...................................................................             586         4,009,165
   Intage, Inc..................................................................           4,000            79,641
   Internet Initiative Japan, Inc...............................................              98           336,956
  #Inui Steamship Co., Ltd......................................................          42,900           183,576
   Inui Warehouse Co., Ltd......................................................           5,000            25,252
   Ise Chemical Corp............................................................          15,000            87,256
  *Iseki & Co., Ltd.............................................................         239,000           546,704
   Isetan Mitsukoshi Holdings, Ltd..............................................         277,240         3,129,215
  *Ishihara Sangyo Kaisha, Ltd..................................................         412,000           499,142
  *Ishii Hyoki Co., Ltd.........................................................           4,400            15,054
   Ishii Iron Works Co., Ltd....................................................          23,000            48,885
   Ishizuka Glass Co., Ltd......................................................          12,000            22,771
   Isuzu Motors, Ltd............................................................         668,000         3,392,379
   IT Holdings Corp.............................................................         106,300         1,310,794
   ITC Networks Corp............................................................           3,600            23,901
   Ito En, Ltd..................................................................          25,700           437,629
   ITOCHU Corp..................................................................         430,300         4,685,706

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Itochu Enex Co., Ltd.........................................................          69,800   $       413,128
   Itochu Techno-Solutions Corp.................................................          11,400           529,128
   Itochu-Shokuhin Co., Ltd.....................................................          11,200           407,577
   Itoham Foods, Inc............................................................         187,000           747,407
   Itoki Corp...................................................................          45,100           110,406
   Iwai Cosmo Holdings, Inc.....................................................          12,900            44,369
   Iwaki & Co., Ltd.............................................................           5,000            13,092
  *Iwasaki Electric Co., Ltd....................................................         111,000           248,356
   Iwatani International Corp...................................................         161,000           557,973
   Iwatsu Electric Co., Ltd.....................................................         112,000           113,638
   Iyo Bank, Ltd. (The).........................................................         286,157         2,755,792
   Izumi Co., Ltd...............................................................          47,100           834,231
   Izumiya Co., Ltd.............................................................         100,000           505,630
  *Izutsuya Co., Ltd............................................................          70,000            43,315
   J. Front Retailing Co., Ltd..................................................         599,600         2,960,205
   Jalux, Inc...................................................................           2,900            29,532
  *Jamco Corp...................................................................          11,000            59,070
  *Janome Sewing Machine Co., Ltd...............................................         182,000           141,512
   Japan Airport Terminal Co., Ltd..............................................          45,200           627,236
  *Japan Asia Investment Co., Ltd...............................................          33,000            25,199
   Japan Aviation Electronics Industry, Ltd.....................................          64,000           508,638
   Japan Carlit Co., Ltd........................................................          22,000           116,886
   Japan Cash Machine Co., Ltd..................................................          13,600           104,840
   Japan Digital Laboratory Co., Ltd............................................          39,300           434,266
  #Japan Drilling Co., Ltd......................................................           5,400           176,466
   Japan Electronic Materials Corp..............................................           4,100            20,625
   Japan Foundation Engineering Co., Ltd........................................          21,300            96,647
   Japan Kenzai Co., Ltd........................................................          10,700            54,142
   Japan Medical Dynamic Marketing, Inc.........................................           2,600             8,512
   Japan Oil Transportation Co., Ltd............................................           2,000             5,178
   Japan Petroleum Exploration Co., Ltd.........................................          11,900           527,803
   Japan Pulp & Paper Co., Ltd..................................................         102,000           385,097
   Japan Pure Chemical Co., Ltd.................................................               1             2,682
   Japan Radio Co., Ltd.........................................................          17,000            48,110
   Japan Steel Works, Ltd. (The)................................................          80,000           648,068
   Japan Tobacco, Inc...........................................................             214         1,056,717
   Japan Transcity Corp.........................................................          74,000           265,733
   Japan Vilene Co., Ltd........................................................          45,000           201,737
   Japan Wool Textile Co., Ltd. (The)...........................................          88,000           661,610
   Jastec Co., Ltd..............................................................          23,300           141,485
   JBCC Holdings, Inc...........................................................          21,500           149,189
   JBIS Holdings, Inc...........................................................          26,900            98,397
  #Jeol, Ltd....................................................................          92,000           257,710
   JFE Holdings, Inc............................................................         180,536         3,225,333
   JFE Shoji Holdings, Inc......................................................         129,000           583,934
   JGC Corp.....................................................................          24,000           663,933
   Jidosha Buhin Kogyo Co., Ltd.................................................          18,000            99,309
   JMS Co., Ltd.................................................................          40,000           128,353
 #*Joban Kosan Co., Ltd.........................................................          79,000           102,943
   J-Oil Mills, Inc.............................................................         129,000           378,287
   Joshin Denki Co., Ltd........................................................          43,000           482,843
   Joyo Bank, Ltd. (The)........................................................         470,000         2,085,321
   JS Group Corp................................................................         139,219         2,884,342
   JSP Corp.....................................................................          38,300           619,806
   JSR Corp.....................................................................          39,400           808,767
   JTEKT Corp...................................................................         145,800         1,563,892
  #Juki Corp....................................................................         106,000           251,539
   Juroku Bank, Ltd.............................................................         377,000         1,268,321
 #*JVC Kenwood Holdings, Inc....................................................         115,570           477,140
   JX Holdings, Inc.............................................................         996,470         6,042,718
   kabu.com Securities Co., Ltd.................................................          92,900           301,098

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Kabuki-Za Co., Ltd...........................................................           1,000   $        47,868
  #Kadokawa Holdings, Inc.......................................................          24,200           778,551
   Kaga Electronics Co., Ltd....................................................          31,900           356,919
   Kagome Co., Ltd..............................................................          22,500           451,880
   Kagoshima Bank, Ltd. (The)...................................................         175,000         1,211,480
   Kajima Corp..................................................................         486,000         1,645,829
   Kakaku.com, Inc..............................................................           9,600           311,811
   Kaken Pharmaceutical Co., Ltd................................................          40,000           527,815
   Kameda Seika Co., Ltd........................................................          21,600           438,457
   Kamei Corp...................................................................          33,000           376,442
   Kamigumi Co., Ltd............................................................         317,000         2,796,256
   Kanaden Corp.................................................................          27,000           171,888
   Kanagawa Chuo Kotsu Co., Ltd.................................................          11,000            60,502
   Kanamoto Co., Ltd............................................................          30,000           281,736
   Kandenko Co., Ltd............................................................         122,000           638,873
   Kaneka Corp..................................................................         357,000         2,000,790
  *Kanematsu Corp...............................................................         390,000           420,805
   Kanematsu Electronics, Ltd...................................................          42,900           457,177
   Kansai Electric Power Co., Inc...............................................          67,100         1,082,437
  #Kansai Paint Co., Ltd........................................................         180,000         1,702,996
  #Kanto Denka Kogyo Co., Ltd...................................................          40,000           154,528
   Kanto Natural Gas Development Co., Ltd.......................................          43,000           235,460
   Kao Corp.....................................................................          25,700           677,446
  #Kappa Create Co., Ltd........................................................           5,900           143,080
   Kasai Kogyo Co., Ltd.........................................................          49,000           259,247
   Kasumi Co., Ltd..............................................................          49,200           335,574
  *Katakura Chikkarin Co., Ltd..................................................          20,000            58,510
  #Katakura Industries Co., Ltd.................................................          25,100           233,774
   Kato Sangyo Co., Ltd.........................................................          27,000           546,037
   Kato Works Co., Ltd..........................................................          58,000           209,560
   KAWADA TECHNOLOGIES, Inc.....................................................           3,000            49,584
   Kawai Musical Instruments Manufacturing Co., Ltd.............................          80,000           158,899
   Kawakin Holdings Co., Ltd....................................................          10,000            39,859
   Kawasaki Heavy Industries, Ltd...............................................         424,000         1,250,157
   Kawasaki Kasei Chemicals, Ltd................................................          23,000            34,190
   Kawasaki Kinkai Kisen Kaisha, Ltd............................................          28,000            77,246
  #Kawasaki Kisen Kaisha, Ltd...................................................         899,000         1,705,572
   Kawasumi Laboratories, Inc...................................................          22,000           131,338
   KDDI Corp....................................................................             255         1,619,361
   Keihan Electric Railway Co., Ltd.............................................         101,000           502,197
   Keihanshin Building Co., Ltd.................................................          18,900            90,567
  #Keihin Co., Ltd. (The).......................................................          59,000            87,020
   Keihin Corp..................................................................          49,800           919,543
   Keikyu Corp..................................................................          88,000           808,361
   Keio Corp....................................................................         125,000           922,593
   Keisei Electric Railway Co., Ltd.............................................         166,000         1,252,673
   Keiyo Bank, Ltd. (The).......................................................         281,000         1,386,993
  #Keiyo Co., Ltd...............................................................          41,100           283,774
  *Kenedix, Inc.................................................................           2,735           361,993
   Kentucky Fried Chicken Japan, Ltd............................................           5,000           133,853
   Kewpie Corp..................................................................          98,000         1,453,379
   Key Coffee, Inc..............................................................          17,900           340,528
   Keyence Corp.................................................................           2,369           592,480
   Kikkoman Corp................................................................         149,050         1,732,059
   Kimoto Co., Ltd..............................................................          43,800           289,154
  #Kimura Chemical Plants Co., Ltd..............................................          20,200            93,860
   Kinden Corp..................................................................         170,000         1,491,483
 #*Kinki Nippon Tourist Co., Ltd................................................          94,000           119,901
  *Kinki Sharyo Co., Ltd........................................................          45,000           144,572
  #Kintetsu Corp................................................................         257,000         1,035,168
   Kintetsu World Express, Inc..................................................          10,300           309,621

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
 #*Kinugawa Rubber Industrial Co., Ltd..........................................          36,000   $       302,944
   Kirin Holdings Co., Ltd......................................................         218,980         2,694,484
   Kirindo Co., Ltd.............................................................           2,700            18,663
  #Kisoji Co., Ltd..............................................................          15,900           309,729
   Kissei Pharmaceutical Co., Ltd...............................................          12,700           262,950
   Kitagawa Iron Works Co., Ltd.................................................         128,000           249,144
   Kita-Nippon Bank, Ltd. (The).................................................          10,000           266,813
   Kitano Construction Corp.....................................................          89,000           217,242
   Kito Corp....................................................................             151           119,154
   Kitz Corp....................................................................         118,000           543,472
   Kiyo Holdings, Inc...........................................................         705,000         1,104,928
   Koa Corp.....................................................................          59,300           596,201
   Koatsu Gas Kogyo Co., Ltd....................................................          27,000           166,785
  #Kobayashi Pharmaceutical Co., Ltd............................................          10,700           550,994
   Kobayashi Yoko Co., Ltd......................................................           1,900             4,775
   Kobe Steel, Ltd..............................................................       1,744,000         2,868,368
  #Kohnan Shoji Co., Ltd........................................................          45,600           709,977
   Kohsoku Corp.................................................................           5,000            43,388
   Koike Sanso Kogyo Co., Ltd...................................................          40,000           109,484
   Koito Manufacturing Co., Ltd.................................................          51,000           824,329
  #Kojima Co., Ltd..............................................................          41,900           282,982
   Kokuyo Co., Ltd..............................................................          99,664           715,176
  #KOMAIHALTEC, Inc.............................................................          59,000           229,068
   Komatsu Seiren Co., Ltd......................................................          47,000           220,653
   Komatsu Wall Industry Co., Ltd...............................................           9,900           107,963
   Komatsu, Ltd.................................................................          54,600         1,539,786
   Komeri Co., Ltd..............................................................          30,700           944,794
   Komori Corp..................................................................          77,300           504,280
  #Konaka Co., Ltd..............................................................          40,280           381,649
   Konami Co., Ltd..............................................................          19,062           505,370
   Konami Corp. ADR.............................................................          19,770           522,323
   Kondotec, Inc................................................................           4,000            26,111
   Konica Minolta Holdings, Inc.................................................         360,000         2,625,705
   Konishi Co., Ltd.............................................................          19,600           288,456
  *Kosaido Co., Ltd.............................................................             600             1,729
   Kose Corp....................................................................          22,300           551,031
  *Kosei Securities Co., Ltd....................................................          58,000            47,208
   KRS Corp.....................................................................          11,500           129,110
  #K's Holdings Corp............................................................          39,120         1,370,952
   KU Holdings Co., Ltd.........................................................           7,800            40,584
   Kubota Corp..................................................................           9,000            81,393
   Kubota Corp. Sponsored ADR...................................................          45,200         2,040,780
  *Kumagai Gumi Co., Ltd........................................................         180,000           203,161
  #Kumiai Chemical Industry Co., Ltd............................................          79,000           331,584
   Kura Corp....................................................................           9,600           134,740
   Kurabo Industries, Ltd.......................................................         280,000           566,736
   Kuraray Co., Ltd.............................................................          95,500         1,390,843
   Kuraudia Co., Ltd............................................................           1,200            17,128
   Kureha Corp..................................................................         154,000           744,252
  #Kurimoto, Ltd................................................................         194,000           476,748
   Kurita Water Industries, Ltd.................................................          15,200           414,069
  #Kuroda Electric Co., Ltd.....................................................          37,700           403,651
   Kurosaki Harima Corp.........................................................          57,000           202,592
   Kusuri No Aoki Co., Ltd......................................................           4,200            86,604
  #KYB Co., Ltd.................................................................         150,000           800,923
   Kyocera Corp.................................................................          11,515           983,923
  #Kyocera Corp. Sponsored ADR..................................................          28,900         2,462,280
   Kyoden Co., Ltd..............................................................           7,000            12,421
   Kyodo Printing Co., Ltd......................................................         118,000           330,343
   Kyodo Shiryo Co., Ltd........................................................         118,000           150,460
   Kyoei Sangyo Co., Ltd........................................................          21,000            39,992

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Kyoei Steel, Ltd.............................................................          20,200   $       365,125
  #Kyoei Tanker Co., Ltd........................................................          35,000            94,117
   Kyokuto Boeki Kaisha, Ltd....................................................          14,000            39,563
   Kyokuto Kaihatsu Kogyo Co., Ltd..............................................          58,800           486,440
   Kyokuto Securities Co., Ltd..................................................          26,200           175,082
  #Kyokuyo Co., Ltd.............................................................         114,000           277,180
   KYORIN Holdings, Inc.........................................................          51,000           887,937
  #Kyoritsu Maintenance Co., Ltd................................................          16,840           314,325
   Kyosan Electric Manufacturing Co., Ltd.......................................         105,000           484,932
   Kyoto Kimono Yuzen Co., Ltd..................................................          10,600           132,445
   Kyowa Exeo Corp..............................................................         103,700         1,040,036
   Kyowa Hakko Kirin Co., Ltd...................................................         176,000         2,172,917
   Kyowa Leather Cloth Co., Ltd.................................................          13,100            50,890
   Kyudenko Corp................................................................          67,000           422,657
   Kyushu Electric Power Co., Inc...............................................          71,100         1,022,868
 #*Laox Co., Ltd................................................................         122,000            60,928
   Lawson, Inc..................................................................          10,200           620,663
   LEC, Inc.....................................................................           4,200            62,722
 #*Leopalace21 Corp.............................................................         209,100           461,943
   Life Corp....................................................................          10,000           183,758
   Lintec Corp..................................................................          56,000         1,069,902
   Lion Corp....................................................................         118,000           710,899
  *Lonseal Corp.................................................................          23,000            27,629
  #Look, Inc....................................................................          70,000           195,370
  *M3, Inc......................................................................              26           112,460
   Mabuchi Motor Co., Ltd.......................................................          28,200         1,211,883
   Macnica, Inc.................................................................          16,300           386,037
  #Macromill, Inc...............................................................           7,800            76,192
   Maeda Corp...................................................................         236,000           978,227
   Maeda Road Construction Co., Ltd.............................................          87,000         1,054,180
   Maezawa Kasei Industries Co., Ltd............................................          14,200           149,196
   Maezawa Kyuso Industries Co., Ltd............................................          16,100           225,336
   Makino Milling Machine Co., Ltd..............................................         127,000           885,771
   Makita Corp..................................................................          14,500           548,730
  #Makita Corp. Sponsored ADR...................................................          12,696           479,782
   Mamiya-Op Co., Ltd...........................................................          43,000            65,690
   Mandom Corp..................................................................          14,100           368,364
  #Marche Corp..................................................................           2,000            18,673
   Mars Engineering Corp........................................................           9,300           172,016
   Marubeni Corp................................................................         417,359         2,886,415
   Marubun Corp.................................................................          27,100           133,519
   Marudai Food Co., Ltd........................................................         181,000           658,906
  *Maruei Department Store Co., Ltd.............................................          38,000            45,938
   Maruetsu, Inc. (The).........................................................          67,000           259,290
   Maruha Nichiro Holdings, Inc.................................................         300,815           578,164
   Marui Group Co., Ltd.........................................................         297,400         2,394,433
   Maruichi Steel Tube, Ltd.....................................................          24,100           563,277
   Maruka Machinery Co., Ltd....................................................           4,000            37,009
   Marusan Securities Co., Ltd..................................................         107,500           377,079
   Maruwa Co., Ltd..............................................................          14,500           629,035
   Maruyama Manufacturing Co., Inc..............................................          70,000           169,112
 #*Maruzen CHI Holdings Co., Ltd................................................           6,400            16,881
   Maruzen Showa Unyu Co., Ltd..................................................          75,000           256,399
   Matsuda Sangyo Co., Ltd......................................................          15,662           252,219
   Matsui Construction Co., Ltd.................................................          27,000           112,856
 #*Matsui Securities Co., Ltd...................................................          85,100           462,444
   Matsumotokiyoshi Holdings Co., Ltd...........................................          34,600           710,317
 #*Matsuya Co., Ltd.............................................................          14,700            88,632
  #Matsuya Foods Co., Ltd.......................................................          17,500           371,510
   Max Co., Ltd.................................................................          45,000           565,282
   Maxvalu Tokai Co., Ltd.......................................................          11,600           174,138

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
 #*Mazda Motor Corp.............................................................       1,136,000   $     1,884,114
   MEC Co., Ltd.................................................................          20,100            71,820
   Medipal Holdings Corp........................................................         193,300         2,110,392
   Megachips Corp...............................................................          21,100           323,316
   Megane TOP Co., Ltd..........................................................          19,500           225,407
   Megmilk Snow Brand Co., Ltd..................................................          45,100           891,307
   Meidensha Corp...............................................................         140,000           497,298
   Meiji Holdings Co., Ltd......................................................          46,210         2,023,909
  #Meiji Shipping Co., Ltd......................................................           6,200            26,385
   Meitec Corp..................................................................           7,900           158,460
   Meito Sangyo Co., Ltd........................................................           6,500            85,388
   Meito Transportation Co., Ltd................................................           1,300            10,647
  #Meiwa Estate Co., Ltd........................................................          26,500           127,625
   Meiwa Trading Co., Ltd.......................................................          42,200           162,548
   Melco Holdings, Inc..........................................................           9,600           243,569
   Mesco, Inc...................................................................           6,000            47,368
   Michinoku Bank, Ltd. (The)...................................................         152,000           305,555
   Mie Bank, Ltd. (The).........................................................         104,000           246,493
   Mikuni Coca-Cola Bottling Co., Ltd...........................................          47,900           427,889
   Mikuni Corp..................................................................           7,000            14,894
  *Milbon Co., Ltd..............................................................           5,280           161,673
   Mimasu Semiconductor Industry Co., Ltd.......................................          21,400           195,977
   Minato Bank, Ltd. (The)......................................................         219,000           428,339
  *Minebea Co., Ltd.............................................................         210,000           937,563
   Ministop Co., Ltd............................................................          29,200           543,366
   Miraca Holdings, Inc.........................................................          20,800           780,439
   Mirait Holdings Corp.........................................................          74,630           598,153
   Miroku Jyoho Service Co., Ltd................................................           9,000            29,278
  *Misawa Homes Co., Ltd........................................................          22,000           192,609
   Misumi Group, Inc............................................................          21,900           511,655
   Mitani Corp..................................................................          13,800           183,806
   Mito Securities Co., Ltd.....................................................          72,000            95,686
  *Mitsuba Corp.................................................................          72,000           623,195
   Mitsubishi Chemical Holdings Corp............................................         528,000         2,971,674
   Mitsubishi Corp..............................................................         429,300         9,817,364
   Mitsubishi Electric Corp.....................................................         186,000         1,674,647
   Mitsubishi Estate Co., Ltd...................................................          72,073         1,153,723
   Mitsubishi Gas Chemical Co., Inc.............................................         308,000         1,742,660
   Mitsubishi Heavy Industries, Ltd.............................................       1,078,000         4,948,258
  *Mitsubishi Kakoki Kaisha, Ltd................................................          66,000           126,714
   Mitsubishi Logistics Corp....................................................         147,000         1,698,367
   Mitsubishi Materials Corp....................................................         790,200         2,473,699
  *Mitsubishi Motors Corp.......................................................         649,000           785,678
  *Mitsubishi Paper Mills, Ltd..................................................         306,000           310,048
   Mitsubishi Pencil Co., Ltd...................................................          35,900           636,015
   Mitsubishi Shokuhin Co., Ltd.................................................           8,600           244,261
   Mitsubishi Steel Manufacturing Co., Ltd......................................         231,000           717,060
   Mitsubishi Tanabe Pharma Corp................................................          76,200         1,076,871
   Mitsubishi UFJ Financial Group, Inc..........................................       3,108,100        14,360,667
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................       1,847,677         8,480,837
   Mitsuboshi Belting Co., Ltd..................................................          89,000           476,059
   Mitsui & Co., Ltd............................................................         297,200         5,052,224
  #Mitsui & Co., Ltd. Sponsored ADR.............................................          15,592         5,301,280
   Mitsui Chemicals, Inc........................................................         609,065         1,930,127
   Mitsui Engineering & Shipbuilding Co., Ltd...................................         915,000         1,614,002
   Mitsui Fudosan Co., Ltd......................................................         201,000         3,317,018
   Mitsui High-Tec, Inc.........................................................          45,400           191,465
   Mitsui Home Co., Ltd.........................................................          46,000           243,381
   Mitsui Knowledge Industry Co., Ltd...........................................           1,115           219,241
   Mitsui Matsushima Co., Ltd...................................................         131,000           272,490
   Mitsui Mining & Smelting Co., Ltd............................................         626,000         1,712,490

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Mitsui O.S.K. Lines, Ltd.....................................................         860,000   $     3,258,348
   Mitsui Sugar Co., Ltd........................................................         113,000           388,385
   Mitsui-Soko Co., Ltd.........................................................         144,000           570,675
   Mitsumi Electric Co., Ltd....................................................         105,600           865,040
   Mitsumura Printing Co., Ltd..................................................          15,000            52,026
   MITSUUROKO HOLDINGS CO., LTD.................................................          37,100           241,118
  #Miura Co., Ltd...............................................................          24,700           703,561
   Miyachi Corp.................................................................           3,500            30,324
 #*Miyaji Engineering Group, Inc................................................          72,000           182,593
   Miyazaki Bank, Ltd. (The)....................................................         203,000           534,168
   Miyoshi Oil & Fat Co., Ltd...................................................          86,000           118,669
   Mizuho Financial Group, Inc..................................................       8,519,660        12,902,114
   Mizuno Corp..................................................................         108,000           584,701
   Mochida Pharmaceutical Co., Ltd..............................................          51,000           578,798
   Modec, Inc...................................................................          18,100           324,066
   Monex Group, Inc.............................................................           2,604           417,564
  #Mori Seiki Co., Ltd..........................................................         106,700         1,038,749
   Morinaga & Co., Ltd..........................................................         150,000           360,587
   Morinaga Milk Industry Co., Ltd..............................................         248,000           988,996
   Morita Holdings Corp.........................................................          43,000           263,492
   Morozoff, Ltd................................................................          48,000           172,881
   Mory Industries, Inc.........................................................          45,000           161,042
   MOS Food Services, Inc.......................................................          22,000           446,719
   Moshi Moshi Hotline, Inc.....................................................          34,500           317,588
   Mr Max Corp..................................................................          35,900           155,754
   MS&AD Insurance Group Holdings, Inc..........................................         224,174         4,607,638
   Murata Manufacturing Co., Ltd................................................          43,900         2,512,653
   Musashi Seimitsu Industry Co., Ltd...........................................          14,000           323,405
   Musashino Bank, Ltd..........................................................          41,200         1,389,638
  #Mutoh Holdings Co., Ltd......................................................          43,000           273,971
   Nabtesco Corp................................................................          36,000           767,800
   NAC CO., LTD.................................................................           3,300            65,687
   Nachi-Fujikoshi Corp.........................................................         206,000         1,026,484
   Nagaileben Co., Ltd..........................................................          17,200           252,199
   Nagano Bank, Ltd. (The)......................................................          71,000           154,317
   Nagano Keiki Co., Ltd........................................................           1,900            19,518
   Nagase & Co., Ltd............................................................         141,800         1,646,009
   Nagatanien Co., Ltd..........................................................           7,000            80,532
   Nagoya Railroad Co., Ltd.....................................................         268,000           770,573
   Naikai Zosen Corp............................................................           3,000            13,596
   Nakabayashi Co., Ltd.........................................................          59,000           147,511
   Nakamuraya Co., Ltd..........................................................          29,000           150,789
   Nakano Corp..................................................................          33,000            78,459
  *Nakayama Steel Works, Ltd....................................................         165,000           197,361
   Namco Bandai Holdings, Inc...................................................         123,200         1,756,725
  #Nankai Electric Railway Co., Ltd.............................................         155,000           711,979
  #Nanto Bank, Ltd. (The).......................................................         268,000         1,462,619
   Natori Co., Ltd..............................................................           4,600            51,809
   NEC Capital Solutions, Ltd...................................................          18,800           315,103
  *NEC Corp.....................................................................       1,902,800         3,808,280
   NEC Fielding, Ltd............................................................          21,900           279,475
   NEC Mobiling, Ltd............................................................          12,000           419,690
   NEC Networks & System Integration Corp.......................................          28,800           420,908
   Net One Systems Co., Ltd.....................................................             272           693,596
   Neturen Co., Ltd.............................................................          48,500           412,323
 #*New Japan Radio Co., Ltd.....................................................          46,000           136,936
   NGK Insulators, Ltd..........................................................         123,000         1,581,894
   NGK Spark Plug Co., Ltd......................................................         126,000         1,558,238
   NHK Spring Co., Ltd..........................................................         130,000         1,250,132
   Nice Holdings, Inc...........................................................          88,000           296,212
   Nichia Steel Works, Ltd......................................................          53,000           143,723

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nichias Corp.................................................................         116,000   $       662,226
   Nichiban Co., Ltd............................................................          38,000           132,068
   Nichicon Corp................................................................          77,000           766,309
   Nichiden Corp................................................................           7,100           205,663
   Nichiha Corp.................................................................          36,600           410,588
   Nichii Gakkan Co.............................................................          51,900           627,790
  *Nichimo Co., Ltd.............................................................          17,000            40,954
   Nichirei Corp................................................................         317,000         1,559,078
   Nichireki Co., Ltd...........................................................          35,000           194,105
   Nidec Copal Corp.............................................................          14,400           157,097
   Nidec Corp...................................................................           4,542           430,972
  #Nidec Corp. ADR..............................................................           9,900           237,006
   Nidec Sankyo Corp............................................................          38,000           257,377
  #Nidec Tosok Corp.............................................................          17,300           207,735
   Nifco, Inc...................................................................          53,800         1,440,518
   NIFTY Corp...................................................................             194           237,329
   Nihon Chouzai Co., Ltd.......................................................           3,750           131,757
   Nihon Dempa Kogyo Co., Ltd...................................................          23,700           287,556
   Nihon Eslead Corp............................................................          14,200           130,802
  *Nihon Inter Electronics Corp.................................................          19,200            27,482
   Nihon Kagaku Sangyo Co., Ltd.................................................          11,000            76,785
   Nihon Kohden Corp............................................................          28,800           684,914
   Nihon M&A Center, Inc........................................................              29           144,227
   Nihon Nohyaku Co., Ltd.......................................................          87,000           367,741
   Nihon Parkerizing Co., Ltd...................................................          45,000           596,765
   Nihon Plast Co., Ltd.........................................................           2,900            22,413
   Nihon Shokuh Kako Co., Ltd...................................................           7,000            29,633
  *Nihon Trim Co., Ltd..........................................................           1,950            46,883
   Nihon Unisys, Ltd............................................................          76,000           491,760
   Nihon Yamamura Glass Co., Ltd................................................         175,000           476,507
   Nikkiso Co., Ltd.............................................................          57,000           510,345
   Nikko Co., Ltd...............................................................          28,000           118,862
   Nikon Corp...................................................................          35,600           872,966
   Nintendo Co., Ltd............................................................           6,900           937,068
   Nippo Corp...................................................................          74,000           826,657
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................         156,000           353,272
  #Nippon Carbide Industries Co., Inc...........................................          78,000           120,985
   Nippon Carbon Co., Ltd.......................................................         120,000           345,917
  #Nippon Ceramic Co., Ltd......................................................          26,300           482,613
  #Nippon Chemical Industrial Co., Ltd..........................................         141,000           253,623
   Nippon Chemi-Con Corp........................................................         191,000           664,489
   Nippon Chemiphar Co., Ltd....................................................          16,000            62,534
   Nippon Chuzo K.K.............................................................          27,000            43,837
  #Nippon Coke & Engineering Co., Ltd...........................................         330,000           490,369
  *Nippon Columbia Co., Ltd.....................................................         166,000            65,545
  #Nippon Concrete Industries Co., Ltd..........................................          33,000           123,054
   Nippon Conveyor Co., Ltd.....................................................          57,000            64,402
   Nippon Denko Co., Ltd........................................................         101,000           490,424
   Nippon Densetsu Kogyo Co., Ltd...............................................          52,000           532,202
   Nippon Denwa Shisetu Co., Ltd................................................          52,000           172,255
  *Nippon Electric Glass Co., Ltd...............................................         298,000         2,598,594
   Nippon Express Co., Ltd......................................................         631,000         2,532,349
   Nippon Felt Co., Ltd.........................................................          15,100            79,108
   Nippon Filcon Co., Ltd.......................................................          16,300            85,028
   Nippon Fine Chemical Co., Ltd................................................          23,700           166,949
   Nippon Flour Mills Co., Ltd..................................................         167,000           764,615
 #*Nippon Formula Feed Manufacturing Co., Ltd...................................         105,000           161,407
   Nippon Gas Co., Ltd..........................................................          16,800           271,424
   Nippon Hume Corp.............................................................          31,000           159,512
   Nippon Jogesuido Sekkei Co., Ltd.............................................              82           123,714
   Nippon Kanzai Co., Ltd.......................................................           2,800            54,200

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nippon Kasei Chemical Co., Ltd...............................................          32,000   $        60,977
   Nippon Kayaku Co., Ltd.......................................................         159,000         1,531,108
 #*Nippon Kinzoku Co., Ltd......................................................          87,000           183,737
   Nippon Koei Co., Ltd.........................................................         107,000           403,226
   Nippon Konpo Unyu Soko Co., Ltd..............................................          73,000           768,316
  #Nippon Koshuha Steel Co., Ltd................................................         105,000           145,015
   Nippon Light Metal Co., Ltd..................................................         636,000           845,570
   Nippon Meat Packers, Inc.....................................................         156,000         1,985,849
 #*Nippon Metal Industry Co., Ltd...............................................         146,000           140,180
   Nippon Paint Co., Ltd........................................................         191,000         1,412,388
  #Nippon Paper Group, Inc......................................................         123,302         2,648,708
   Nippon Parking Development Co., Ltd..........................................             143             6,635
   Nippon Pillar Packing Co., Ltd...............................................          38,000           282,628
  *Nippon Piston Ring Co., Ltd..................................................         119,000           251,236
   Nippon Rietec Co., Ltd.......................................................           1,000             4,461
   Nippon Road Co., Ltd. (The)..................................................          88,000           376,373
   Nippon Seiki Co., Ltd........................................................          47,000           557,019
   Nippon Seisen Co., Ltd.......................................................          51,000           249,026
   Nippon Sharyo, Ltd...........................................................          75,000           322,694
   Nippon Sheet Glass Co., Ltd..................................................       1,027,000         2,076,867
   Nippon Shinyaku Co., Ltd.....................................................          66,000           777,752
   Nippon Shokubai Co., Ltd.....................................................         130,000         1,469,010
  #Nippon Signal Co., Ltd.......................................................         103,900           653,611
   Nippon Soda Co., Ltd.........................................................         167,000           825,750
   Nippon Steel Corp............................................................       1,870,000         4,597,877
   Nippon Steel Trading Co., Ltd................................................          66,000           194,410
   Nippon Suisan Kaisha, Ltd....................................................         240,800           860,808
   Nippon Synthetic Chemical Industry Co., Ltd. (The)...........................          73,000           445,086
   Nippon Telegraph & Telephone Corp............................................           7,100           356,173
   Nippon Telegraph & Telephone Corp. ADR.......................................          68,900         1,724,567
   Nippon Television Network Corp...............................................           3,800           588,869
   Nippon Thompson Co., Ltd.....................................................          92,000           548,197
   Nippon Tungsten Co., Ltd.....................................................          31,000            75,152
   Nippon Valqua Industries, Ltd................................................         133,000           372,719
  *Nippon Yakin Kogyo Co., Ltd..................................................         186,000           316,171
  #Nippon Yusen K.K.............................................................       1,109,904         2,820,260
   Nippon Yusoki Co., Ltd.......................................................          31,000            88,014
  #Nipro Corp...................................................................         126,000         1,126,317
  *NIS Group Co., Ltd. ADR......................................................          30,800               807
   Nishimatsu Construction Co., Ltd.............................................         519,000         1,146,725
   Nishimatsuya Chain Co., Ltd..................................................          51,100           416,048
   Nishi-Nippon Bank, Ltd.......................................................         828,000         2,431,415
   Nishi-Nippon Railroad Co., Ltd...............................................         148,000           737,704
  *Nishishiba Electric Co., Ltd.................................................          10,000            16,952
   Nissan Chemical Industries, Ltd..............................................          55,200           552,563
   Nissan Motor Co., Ltd........................................................         659,900         6,251,433
  #Nissan Shatai Co., Ltd.......................................................          95,000           989,747
  *Nissan Tokyo Sales Holdings Co., Ltd.........................................          36,000           104,286
   Nissei Corp..................................................................          20,100           177,189
  *Nissei Plastic Industrial Co., Ltd...........................................           7,600            38,613
   Nissen Holdings Co., Ltd.....................................................          30,000           137,625
  #Nissha Printing Co., Ltd.....................................................          39,800           530,039
   Nisshin Fudosan Co., Ltd.....................................................          18,500           111,354
   Nisshin Oillio Group, Ltd. (The).............................................         145,000           621,627
   Nisshin Seifun Group, Inc....................................................         127,200         1,542,282
   Nisshin Steel Co., Ltd.......................................................         844,000         1,310,453
   Nisshinbo Holdings, Inc......................................................         183,000         1,840,179
   Nissin Corp..................................................................          88,000           245,828
   Nissin Electric Co., Ltd.....................................................          47,000           313,447
   Nissin Foods Holdings Co., Ltd...............................................          19,175           730,765
   Nissin Kogyo Co., Ltd........................................................          40,300           620,794

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  *Nissin Sugar Holdings Co., Ltd...............................................           4,700   $        96,257
   Nissui Pharmaceutical Co., Ltd...............................................          17,700           167,420
   Nitchitsu Co., Ltd...........................................................          11,000            27,170
   Nitori Holdings Co., Ltd.....................................................           4,500           413,852
  *Nitta Corp...................................................................          28,800           538,289
   Nittan Valve Co., Ltd........................................................          27,500           102,140
   Nittetsu Mining Co., Ltd.....................................................         103,000           469,232
   Nitto Boseki Co., Ltd........................................................         291,000           994,945
   Nitto Denko Corp.............................................................          41,800         1,487,472
   Nitto FC Co., Ltd............................................................           5,100            33,067
   Nitto Kogyo Corp.............................................................          51,700           646,593
   Nitto Kohki Co., Ltd.........................................................          11,300           261,406
   Nitto Seiko Co., Ltd.........................................................          39,000           108,853
  #Nittoc Construction Co., Ltd.................................................          29,000            44,930
   NKSJ Holdings, Inc...........................................................         148,000         3,231,528
   Noevir Holdings Co., Ltd.....................................................          10,100           115,966
  #NOF Corp.....................................................................         178,000           906,278
   Nohmi Bosai, Ltd.............................................................          34,000           225,772
   NOK Corp.....................................................................         108,000         2,023,414
  #Nomura Co., Ltd..............................................................          56,000           194,690
   Nomura Holdings, Inc.........................................................       1,037,400         3,824,568
   Nomura Holdings, Inc. ADR....................................................         402,117         1,467,727
  #Nomura Real Estate Holdings, Inc.............................................          95,000         1,479,199
   Nomura Research Institute, Ltd...............................................          12,800           291,953
   Noritake Co., Ltd............................................................         130,000           402,875
  *Noritsu Koki Co., Ltd........................................................          26,000           119,768
   Noritz Corp..................................................................          26,200           465,484
   NS Solutions Corp............................................................          17,500           345,708
  *NS United Kaiun Kaisha, Ltd..................................................         169,000           295,239
   NSD Co., Ltd.................................................................          41,200           359,380
   NSK, Ltd.....................................................................         218,000         1,624,114
   NTN Corp.....................................................................         433,000         1,786,506
   NTT Data Corp................................................................             202           663,947
   NTT DoCoMo, Inc..............................................................           1,672         2,973,219
  #NTT DoCoMo, Inc. Sponsored ADR...............................................          44,600           792,988
   Obara Corp...................................................................          15,200           190,476
   Obayashi Corp................................................................         478,000         2,305,667
   Obayashi Road Corp...........................................................          59,000           197,499
   Obic Business Consultants Co., Ltd...........................................           3,850           180,837
   Obic Co., Ltd................................................................           6,670         1,293,455
  #Odakyu Electric Railway Co., Ltd.............................................         101,000         1,004,122
   Oenon Holdings, Inc..........................................................          51,000           122,690
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................         362,000         1,210,001
   Ohara, Inc...................................................................           9,500           102,026
   Ohashi Technica, Inc.........................................................           3,000            23,713
   Oie Sangyo Co., Ltd..........................................................           1,200            13,038
   Oiles Corp...................................................................          24,068           486,571
   Oita Bank, Ltd. (The)........................................................         205,000           609,774
   OJI Paper Co., Ltd...........................................................         533,000         2,743,974
   Okabe Co., Ltd...............................................................          54,900           308,969
   Okamoto Industries, Inc......................................................          71,000           276,439
  *Okamoto Machine Tool Works, Ltd..............................................          47,000            66,081
   Okamura Corp.................................................................          77,000           572,174
   Okano Valve Manufacturing Co., Ltd...........................................           4,000            13,926
   Okasan Securities Group, Inc.................................................         228,000           765,253
   Okaya Electric Industries Co., Ltd...........................................           6,700            31,433
   Oki Electric Cable Co., Ltd..................................................          12,000            26,012
  *Oki Electric Industry Co., Ltd...............................................         609,000           585,371
   Okinawa Electric Power Co., Ltd..............................................          10,180           432,153
  *OKK Corp.....................................................................         126,000           190,796
   OKUMA Corp...................................................................         156,000         1,132,990

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Okumura Corp.................................................................         212,000   $       923,697
   Okura Industrial Co., Ltd....................................................          59,000           189,187
   Okuwa Co., Ltd...............................................................          26,000           368,811
   Olympic Corp.................................................................          19,000           202,075
   Olympus Corp.................................................................          14,000           236,545
   Omikenshi Co., Ltd...........................................................          24,000            17,950
   Omron Corp...................................................................          68,100         1,364,977
   ONO Sokki Co., Ltd...........................................................          25,000            96,285
   Onoken Co., Ltd..............................................................          16,700           142,998
   Onward Holdings Co., Ltd.....................................................         156,000         1,266,358
   Optex Co., Ltd...............................................................          16,000           210,846
   Oracle Corp. Japan...........................................................           5,800           203,244
   Organo Corp..................................................................          63,000           493,418
   Oriental Land Co., Ltd.......................................................           5,200           553,309
   Origin Electric Co., Ltd.....................................................          31,000           106,660
   Osaka Gas Co., Ltd...........................................................         323,000         1,298,652
  #Osaka Organic Chemical Industry, Ltd.........................................          16,800            99,063
   Osaka Steel Co., Ltd.........................................................          19,300           357,384
   Osaka Titanium Technologies Co., Ltd.........................................           4,600           208,048
   Osaki Electric Co., Ltd......................................................          28,000           285,875
   OSG Corp.....................................................................          30,600           458,775
   Otsuka Corp..................................................................           6,400           459,279
   Oyo Corp.....................................................................          23,800           319,616
  #P.S. Mitsubishi Construction Co., Ltd........................................          24,000           157,376
   Pacific Industrial Co., Ltd..................................................          71,000           341,015
  *Pacific Metals Co., Ltd......................................................         168,000           945,235
   Pack Corp. (The).............................................................          14,300           215,253
   Pal Co., Ltd.................................................................           7,900           330,398
  *Paltac Corp..................................................................          19,950           260,742
   PanaHome Corp................................................................         104,000           755,703
   Panasonic Corp...............................................................         653,100         5,287,252
   Panasonic Corp. Sponsored ADR................................................         204,353         1,653,216
   Panasonic Electric Works Information Systems Co., Ltd........................           1,800            49,752
   Panasonic Electric Works SUNX Co., Ltd.......................................          44,000           233,728
  *Paramount Bed Holdings Co., Ltd..............................................          19,800           576,699
   Parco Co., Ltd...............................................................          64,300           528,339
   Paris Miki Holdings, Inc.....................................................          31,100           250,812
   Park24 Co., Ltd..............................................................          25,600           329,700
   Pasco Corp...................................................................          29,000           109,191
   Pasona Group, Inc............................................................             108           100,572
   PCA Corp.....................................................................           1,000            11,230
   Penta-Ocean Construction Co., Ltd............................................         370,000         1,329,340
 #*PIA Corp.....................................................................           4,400            47,947
   Pigeon Corp..................................................................           8,600           324,720
  *Pilot Corp...................................................................             158           313,680
   Piolax, Inc..................................................................          13,900           328,464
  *Pioneer Electronic Corp......................................................         176,400           845,014
   Plenus Co., Ltd..............................................................          18,000           314,903
   Point, Inc...................................................................           4,730           194,464
   Poplar Co., Ltd..............................................................           3,500            22,954
   Press Kogyo Co., Ltd.........................................................         144,000           730,497
   Prima Meat Packers, Ltd......................................................         200,000           362,801
   Pronexus, Inc................................................................          30,900           160,471
  #Raito Kogyo Co., Ltd.........................................................          59,800           379,683
  *Rasa Industries, Ltd.........................................................          80,000           130,865
 #*Renesas Electronics Corp.....................................................          80,600           511,907
   Rengo Co., Ltd...............................................................         263,710         1,875,182
 #*Renown, Inc..................................................................          76,600           150,228
   Resona Holdings, Inc.........................................................         138,300           618,178
   Resorttrust, Inc.............................................................          32,900           521,706
   Rheon Automatic Machinery Co., Ltd...........................................           7,000            18,387

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Rhythm Watch Co., Ltd........................................................         181,000   $       342,419
   Ricoh Co., Ltd...............................................................         504,619         4,264,719
   Ricoh Leasing Co., Ltd.......................................................          21,600           513,210
   Right On Co., Ltd............................................................          13,200           103,795
   Riken Corp...................................................................         134,000           543,713
   Riken Keiki Co., Ltd.........................................................          21,000           166,270
   Riken Technos Corp...........................................................          62,000           181,919
   Riken Vitamin Co., Ltd.......................................................          11,600           374,576
  #Ringer Hut Co., Ltd..........................................................           7,600           106,924
  #Rinnai Corp..................................................................          12,900           897,298
  *Riso Kagaku Corp.............................................................          20,079           305,992
   Riso Kyoiku Co., Ltd.........................................................             875            58,603
   Rock Field Co., Ltd..........................................................          16,700           289,608
   Rohm Co., Ltd................................................................          72,500         3,593,250
   Rohto Pharmaceutical Co., Ltd................................................          62,000           757,830
   Roland Corp..................................................................          30,200           283,036
   Roland DG Corp...............................................................          13,000           149,630
  #Round One Corp...............................................................         103,700           640,566
   Royal Holdings Co., Ltd......................................................          50,100           610,518
   Ryobi, Ltd...................................................................         161,000           612,265
   Ryoden Trading Co., Ltd......................................................          56,000           349,843
   Ryohin Keikaku Co., Ltd......................................................          15,175           757,991
   Ryosan Co., Ltd..............................................................          41,800           924,658
   Ryoyo Electro Corp...........................................................          27,500           318,675
   S Foods, Inc.................................................................          27,000           250,553
   S.T. Chemical Co., Ltd.......................................................           8,000           107,490
 #*Sagami Chain Co., Ltd........................................................          20,000           141,442
  #Saibu Gas Co., Ltd...........................................................         213,000           598,654
   Saizeriya Co., Ltd...........................................................          21,600           343,219
   Sakai Chemical Industry Co., Ltd.............................................         117,000           462,766
   Sakai Heavy Industries, Ltd..................................................          54,000           123,917
  *Sakai Ovex Co., Ltd..........................................................          63,000           106,044
   Sakata INX Corp..............................................................          87,000           407,639
   Sakata Seed Corp.............................................................          44,300           628,111
   Sala Corp....................................................................          58,500           376,735
   SAN HOLDINGS, INC............................................................           1,800            33,875
   San-A Co., Ltd...............................................................           8,200           332,852
   San-Ai Oil Co., Ltd..........................................................          86,000           407,705
   Sanden Corp..................................................................         238,000           789,636
   Sangetsu Co., Ltd............................................................          18,100           502,211
   San-in Godo Bank, Ltd. (The).................................................         188,000         1,422,932
 #*Sanix, Inc...................................................................          22,200            67,079
   Sankei Building Co., Ltd.....................................................          62,800           609,314
   Sanken Electric Co., Ltd.....................................................         121,000           431,065
   Sanki Engineering Co., Ltd...................................................          63,000           342,112
  #Sanko Marketing Foods Co., Ltd...............................................              62            68,704
  #Sanko Metal Industrial Co., Ltd..............................................          21,000            68,592
   Sankyo Co., Ltd..............................................................          21,100         1,033,309
   Sankyo Seiko Co., Ltd........................................................          54,900           205,673
  *Sankyo-Tateyama Holdings, Inc................................................         478,000           899,674
   Sankyu, Inc..................................................................         296,000         1,142,089
   Sanoh Industrial Co., Ltd....................................................          51,800           385,125
  #Sanrio Co., Ltd..............................................................          11,500           516,249
   Sanshin Electronics Co., Ltd.................................................          46,300           392,610
  *Sansui Electric Co., Ltd.....................................................         147,000             3,857
   Santen Pharmaceutical Co., Ltd...............................................          14,600           599,422
   Sanwa Holdings Corp..........................................................         278,000           908,618
   Sanyo Chemical Industries, Ltd...............................................          74,000           494,142
   Sanyo Denki Co., Ltd.........................................................          47,000           278,796
   Sanyo Housing Nagoya Co., Ltd................................................              93            95,910
   Sanyo Shokai, Ltd............................................................         124,000           309,587

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sanyo Special Steel Co., Ltd.................................................         140,000   $       788,036
   Sapporo Hokuyo Holdings, Inc.................................................         397,000         1,432,680
   Sapporo Holdings, Ltd........................................................         364,000         1,408,160
   Sasebo Heavy Industries Co., Ltd.............................................         178,000           321,068
 #*Sata Construction Co., Ltd...................................................          85,000            91,378
   SATO HOLDINGS CORP...........................................................          38,600           495,033
   Sato Shoji Corp..............................................................          19,700           120,275
   Satori Electric Co., Ltd.....................................................          20,200           130,043
   Sawai Pharmaceutical Co., Ltd................................................           1,900           204,620
   Saxa Holdings, Inc...........................................................          86,000           188,019
   SBI Holdings, Inc............................................................          30,086         2,275,890
   Scroll Corp..................................................................          33,300           131,873
   SCSK Corp....................................................................          32,459           545,300
   Secom Co., Ltd...............................................................          13,300           623,173
   Secom Joshinetsu Co., Ltd....................................................           1,500            45,529
   Sega Sammy Holdings, Inc.....................................................          54,612         1,187,648
   Seibu Electric Industry Co., Ltd.............................................          16,000            76,409
   Seika Corp...................................................................          66,000           189,562
   Seikagaku Corp...............................................................          33,700           382,211
  *Seikitokyu Kogyo Co., Ltd....................................................         121,000            95,482
   Seiko Epson Corp.............................................................         173,600         2,215,783
   Seiko Holdings Corp..........................................................         129,000           276,645
   Seino Holdings Co., Ltd......................................................         197,000         1,509,206
   Seiren Co., Ltd..............................................................          81,500           480,873
   Sekisui Chemical Co., Ltd....................................................         257,000         2,256,344
  #Sekisui House, Ltd...........................................................         420,000         3,949,446
   Sekisui Jushi Co., Ltd.......................................................          60,000           610,848
   Sekisui Plastics Co., Ltd....................................................          90,000           341,831
   Senko Co., Ltd...............................................................         135,000           551,484
   Senshu Electric Co., Ltd.....................................................           9,500           121,252
   Senshu Ikeda Holdings, Inc...................................................         487,900           737,978
   Senshukai Co., Ltd...........................................................          41,400           278,420
   Seven & I Holdings Co., Ltd..................................................         178,452         5,036,917
   Sharp Corp...................................................................         390,000         3,363,789
   Shibaura Mechatronics Corp...................................................          41,000           113,000
   Shibusawa Warehouse Co., Ltd.................................................          56,000           179,604
   Shibuya Kogyo Co., Ltd.......................................................           7,300            84,253
  #Shiga Bank, Ltd..............................................................         272,000         1,841,524
   Shikibo, Ltd.................................................................         165,000           249,499
   Shikoku Bank, Ltd............................................................         196,000           779,999
   Shikoku Chemicals Corp.......................................................          55,000           308,923
   Shikoku Electric Power Co., Inc..............................................          32,000           928,166
   Shima Seiki Manufacturing Co., Ltd...........................................          35,300           638,905
   Shimachu Co., Ltd............................................................          57,900         1,379,457
   Shimadzu Corp................................................................         165,000         1,441,819
   Shimamura Co., Ltd...........................................................           7,300           755,515
   Shimano, Inc.................................................................           8,200           403,568
   Shimizu Bank, Ltd............................................................          10,300           424,705
   Shimizu Corp.................................................................         370,000         1,691,971
   Shimojima Co., Ltd...........................................................           1,500            20,663
   Shin Nippon Air Technologies Co., Ltd........................................          26,100           150,006
   Shinagawa Refractories Co., Ltd..............................................         128,000           402,858
   Shindengen Electric Manufacturing Co., Ltd...................................          92,000           440,084
   Shin-Etsu Chemical Co., Ltd..................................................          39,300         2,046,591
   Shin-Etsu Polymer Co., Ltd...................................................          51,000           235,062
   Shinkawa, Ltd................................................................          17,100            90,551
   Shin-Keisei Electric Railway Co., Ltd........................................          25,000           115,126
  #Shinko Electric Industries Co., Ltd..........................................          93,300           692,172
   Shinko Plantech Co., Ltd.....................................................          39,500           325,988
   Shinko Shoji Co., Ltd........................................................          35,800           307,189
   Shinko Wire Co., Ltd.........................................................          47,000            89,605

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Shinmaywa Industries, Ltd....................................................         171,000   $       824,222
   Shinnihon Corp...............................................................          36,600           113,305
   Shinsei Bank, Ltd............................................................         988,000         1,116,943
   Shinsho Corp.................................................................          74,000           185,100
   Shinwa Co., Ltd..............................................................           5,000            59,397
  #Shionogi & Co., Ltd..........................................................         123,200         1,646,531
   Ship Healthcare Holdings, Inc................................................          34,000           742,142
   Shiroki Corp.................................................................         132,000           378,074
   Shiseido Co., Ltd............................................................          31,500           579,826
   Shizuki Electric Co., Inc....................................................          24,000            97,857
   Shizuoka Bank, Ltd...........................................................         423,000         4,351,841
   Shizuoka Gas Co., Ltd........................................................          71,000           476,321
   Sho-Bond Corp................................................................          20,600           522,384
   Shobunsha Publications, Inc..................................................          17,200           134,768
  #Shochiku Co., Ltd............................................................          54,000           555,719
  #Shoko Co., Ltd...............................................................          97,000           169,479
  #Showa Aircraft Industry Co., Ltd.............................................          11,000            69,132
  *Showa Corp...................................................................          80,600           528,577
   Showa Denko K.K..............................................................         913,000         1,995,629
   Showa Sangyo Co., Ltd........................................................          91,000           290,442
  #Showa Shell Sekiyu K.K.......................................................         230,400         1,582,372
   Siix Corp....................................................................          18,600           232,095
  *Silver Seiko, Ltd............................................................         119,000             1,561
   Simplex Holdings, Inc........................................................             141            46,705
   Sinanen Co., Ltd.............................................................          70,000           316,887
   Sinfonia Technology Co., Ltd.................................................          92,000           214,150
   Sintokogio, Ltd..............................................................          71,600           670,408
   SKY Perfect JSAT Holdings, Inc...............................................           2,223         1,150,494
   SMC Corp.....................................................................           5,100           885,897
   SMK Corp.....................................................................          87,000           288,522
   SNT Corp.....................................................................          29,300           135,588
   Soda Nikka Co., Ltd..........................................................          13,000            59,331
   Sodick Co., Ltd..............................................................          79,700           407,183
   Soft99 Corp..................................................................          10,600            66,056
   Softbank Corp................................................................          47,700         1,333,016
   Sogo Medical Co., Ltd........................................................           5,300           176,966
   Sohgo Security Services Co., Ltd.............................................          75,400           842,049
   Sojitz Corp..................................................................       1,559,400         2,693,118
   So-net Entertainment Corp....................................................             131           502,489
   Sonton Food Industry Co., Ltd................................................           3,000            27,577
   Sony Corp....................................................................          35,700           652,721
  #Sony Corp. Sponsored ADR.....................................................         355,389         6,475,188
  #Sony Financial Holdings, Inc.................................................          22,200           370,107
   Soshin Electric Co., Ltd.....................................................           7,200            32,576
   Sotetsu Holdings, Inc........................................................         236,000           762,553
   Sotoh Co., Ltd...............................................................           6,300            62,467
   Space Co., Ltd...............................................................           3,700            22,245
   SPK Corp.....................................................................           5,700           100,381
   Square Enix Holdings Co., Ltd................................................          56,600         1,143,154
   SRA Holdings, Inc............................................................          15,500           168,206
   SRI Sports, Ltd..............................................................          15,000           165,367
   St. Marc Holdings Co., Ltd...................................................           8,000           313,480
   Stanley Electric Co., Ltd....................................................         122,300         1,880,181
   Star Micronics Co., Ltd......................................................          47,900           461,855
   Starzen Co., Ltd.............................................................          85,000           275,898
   Stella Chemifa Corp..........................................................           7,000           202,417
   Studio Alice Co., Ltd........................................................          10,000           155,354
   Sugi Holdings Co., Ltd.......................................................           6,400           178,758
   Sugimoto & Co., Ltd..........................................................          10,300            98,871
  *Sumco Corp...................................................................         129,860         1,114,307
   Sumida Corp..................................................................          19,700           126,555

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sumikin Bussan Corp..........................................................         118,000   $       332,853
   Suminoe Textile Co., Ltd.....................................................          88,000           179,061
  *Sumiseki Holdings, Inc.......................................................          11,700            14,600
   Sumitomo Bakelite Co., Ltd...................................................         205,000         1,196,133
   Sumitomo Chemical Co., Ltd...................................................         697,000         2,813,104
   Sumitomo Corp................................................................         418,400         6,030,638
   Sumitomo Densetsu Co., Ltd...................................................          29,800           199,984
   Sumitomo Electric Industries, Ltd............................................         296,100         3,577,323
   Sumitomo Forestry Co., Ltd...................................................         173,400         1,555,734
   Sumitomo Heavy Industries, Ltd...............................................         301,480         1,935,206
  *Sumitomo Light Metal Industries, Ltd.........................................         486,000           485,881
   Sumitomo Metal Industries, Ltd...............................................         357,000           638,967
   Sumitomo Metal Mining Co., Ltd...............................................         245,000         3,538,086
 #*Sumitomo Mitsui Construction Co., Ltd........................................         152,200           175,497
   Sumitomo Mitsui Financial Group, Inc.........................................         528,270        16,894,226
   Sumitomo Osaka Cement Co., Ltd...............................................         469,000         1,451,888
   Sumitomo Pipe & Tube Co., Ltd................................................          41,400           352,414
   Sumitomo Precision Products Co., Ltd.........................................          49,000           319,189
   Sumitomo Real Estate Sales Co., Ltd..........................................           6,090           254,242
   Sumitomo Realty & Development Co., Ltd.......................................          36,000           686,066
   Sumitomo Rubber Industries, Ltd..............................................          87,900         1,048,914
   Sumitomo Seika Chemicals Co., Ltd............................................          85,000           386,792
   Sumitomo Warehouse Co., Ltd..................................................         192,000           943,689
   Sundrug Co., Ltd.............................................................           6,000           178,020
   Suruga Bank, Ltd.............................................................         245,000         2,183,567
   Suzuken Co., Ltd.............................................................          83,100         2,429,338
   Suzuki Motor Corp............................................................          89,700         2,050,144
  *SWCC Showa Holdings Co., Ltd.................................................         407,000           428,388
 #*SxL Corp.....................................................................          85,000           197,350
  #Sysmex Corp..................................................................           7,000           231,585
   Systena Corp.................................................................             210           143,743
   T&D Holdings, Inc............................................................         349,710         3,566,176
   T. Hasegawa Co., Ltd.........................................................          17,900           284,750
   T. RAD Co., Ltd..............................................................         100,000           383,726
   Tachibana Eletech Co., Ltd...................................................          17,900           160,259
   Tachi-S Co., Ltd.............................................................          45,700           876,879
  #Tact Home Co., Ltd...........................................................             181           157,514
   Tadano, Ltd..................................................................         132,421           908,737
   Taihei Dengyo Kaisha, Ltd....................................................          35,000           279,980
   Taihei Kogyo Co., Ltd........................................................          85,000           477,108
   Taiheiyo Cement Corp.........................................................         926,000         2,033,427
   Taiheiyo Kouhatsu, Inc.......................................................          45,000            47,911
   Taiho Kogyo Co., Ltd.........................................................          37,900           356,179
   Taikisha, Ltd................................................................          32,300           724,267
   Taiko Bank, Ltd. (The).......................................................          27,000            90,677
   Taisei Corp..................................................................       1,183,399         3,278,666
  #Taisei Lamick Co., Ltd.......................................................           1,600            52,501
  *Taisho Pharmaceutical Holdings Co., Ltd......................................          18,600         1,635,004
   Taiyo Holdings Co., Ltd......................................................           3,000            79,780
   Taiyo Nippon Sanso Corp......................................................          55,000           384,291
  #Taiyo Yuden Co., Ltd.........................................................         123,600         1,116,926
   Takachiho Koheki Co., Ltd....................................................           4,200            48,548
 #*Takagi Securities Co., Ltd...................................................          27,000            24,097
   Takamatsu Construction Group Co., Ltd........................................          18,800           315,513
   Takano Co., Ltd..............................................................          14,200            83,715
  #Takaoka Electric Manufacturing Co., Ltd......................................          84,000           262,292
  #Takara Holdings, Inc.........................................................         212,000         1,381,132
  *Takara Leben Co., Ltd........................................................          11,700            69,817
   Takara Printing Co., Ltd.....................................................          15,700           118,278
   Takara Standard Co., Ltd.....................................................         113,000           908,215
   Takasago International Corp..................................................          95,000           456,054

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Takasago Thermal Engineering Co., Ltd........................................          67,500   $       561,322
  #Takashima & Co., Ltd.........................................................          19,000            50,409
   Takashimaya Co., Ltd.........................................................         347,000         2,703,206
  #Takata Corp..................................................................          32,700           746,530
   Take & Give Needs Co., Ltd...................................................           1,189            89,383
   Takeda Pharmaceutical Co., Ltd...............................................          75,200         3,269,302
  #Takihyo Co., Ltd.............................................................           3,000            17,696
   Takiron Co., Ltd.............................................................          85,000           294,038
   Takisawa Machine Tool Co., Ltd...............................................          61,000            91,485
  *Takuma Co., Ltd..............................................................         113,000           566,688
   Tamron Co., Ltd..............................................................          12,700           341,740
  #Tamura Corp..................................................................         115,000           328,192
   Tanseisha Co., Ltd...........................................................          18,000            51,901
   Tatsuta Electric Wire & Cable Co., Ltd.......................................          96,000           452,187
   Tayca Corp...................................................................          39,000           155,990
   TBK Co., Ltd.................................................................          45,000           227,931
   TDK Corp.....................................................................          34,000         1,623,826
  #TDK Corp. Sponsored ADR......................................................          48,131         2,214,989
  *Teac Corp....................................................................          26,000            12,998
   Techno Associe Co., Ltd......................................................           3,000            25,284
   Techno Ryowa, Ltd............................................................           8,870            46,997
   Tecmo Koei Holdings Co., Ltd.................................................          24,360           198,765
   Teijin, Ltd..................................................................         664,750         2,159,688
   Teikoku Electric Manufacturing Co., Ltd......................................           5,600           104,229
   Teikoku Sen-I Co., Ltd.......................................................          19,000           120,349
   Teikoku Tsushin Kogyo Co., Ltd...............................................          46,000            84,008
   Tekken Corp..................................................................         203,000           312,211
   Temp Holdings Co., Ltd.......................................................           2,200            21,531
   Tenma Corp...................................................................          22,700           207,630
   Terumo Corp..................................................................           7,800           374,578
   T-GAIA CORP..................................................................              40            75,855
   THK Co., Ltd.................................................................          67,700         1,459,150
   Tigers Polymer Corp..........................................................           6,700            26,578
  #Titan Kogyo K.K..............................................................          12,000            58,721
   TKC Corp.....................................................................          25,300           537,882
   TOA Corp.....................................................................         244,000           536,356
   Toa Oil Co., Ltd.............................................................         101,000           127,674
   TOA ROAD Corp................................................................          63,000           189,596
   Toa Valve Engineering, Inc...................................................             200             3,346
   Toabo Corp...................................................................         122,000            92,958
   Toagosei Co., Ltd............................................................         247,500         1,038,916
 #*Tobishima Corp...............................................................         116,300           189,066
   Tobu Railway Co., Ltd........................................................         173,000           907,202
   Tobu Store Co., Ltd..........................................................          30,000           109,557
   TOC Co., Ltd.................................................................          96,400           483,829
   Tocalo Co., Ltd..............................................................          15,900           359,656
   Tochigi Bank, Ltd............................................................         151,000           548,669
   Toda Corp....................................................................         204,000           812,331
  #Toda Kogyo Corp..............................................................          47,000           437,685
   Toei Co., Ltd................................................................          62,000           295,964
   Toenec Corp..................................................................          42,000           244,271
   Toho Bank, Ltd...............................................................         251,000           814,337
   TOHO Co., Ltd. (6895200).....................................................          73,800         1,285,408
   TOHO Co., Ltd. (6895211).....................................................          32,000           131,272
  #Toho Gas Co., Ltd............................................................         168,000         1,090,483
   Toho Holdings Co., Ltd.......................................................          57,300           936,675
   Toho Real Estate Co., Ltd....................................................          22,600           132,095
  #Toho Titanium Co., Ltd.......................................................          12,700           217,133
   Toho Zinc Co., Ltd...........................................................         154,000           635,873
   Tohoku Bank, Ltd. (The)......................................................          93,000           163,821
   Tohto Suisan Co., Ltd........................................................          61,000           122,550

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Tohuku Electric Power Co., Inc...............................................          78,300   $       738,356
   Tokai Carbon Co., Ltd........................................................         224,000         1,222,561
   TOKAI Holdings Corp..........................................................          18,000            89,877
   Tokai Lease Co., Ltd.........................................................          14,000            33,800
   Tokai Rika Co., Ltd..........................................................          63,500         1,066,484
   Tokai Rubber Industries, Ltd.................................................          48,100           555,308
   Tokai Tokyo Financial Holdings, Inc..........................................         279,000           850,037
  *Token Corp...................................................................           8,180           297,749
   Tokio Marine Holdings, Inc...................................................         221,312         5,555,854
  #Tokio Marine Holdings, Inc. ADR..............................................          63,004         1,573,840
  #Toko Electric Corp...........................................................          45,000           202,450
 #*Toko, Inc....................................................................         149,000           314,357
   Tokushu Tokai Paper Co., Ltd.................................................         125,380           294,655
  *Tokuyama Corp................................................................         411,000         1,421,073
   Tokyo Broadcasting System, Inc...............................................          46,800           631,023
   Tokyo Denpa Co., Ltd.........................................................           2,200            11,390
 #*Tokyo Dome Corp..............................................................         221,000           603,641
  *Tokyo Electric Power Co., Ltd................................................          91,012           250,843
   Tokyo Electron Device, Ltd...................................................             103           186,578
   Tokyo Electron, Ltd..........................................................          24,800         1,413,734
   Tokyo Energy & Systems, Inc..................................................          44,000           284,017
   Tokyo Gas Co., Ltd...........................................................         213,000           985,475
   Tokyo Individualized Educational Institute, Inc..............................          29,600            69,804
   Tokyo Kaikan Co., Ltd........................................................           2,000             7,589
   TOKYO KEIKI, Inc.............................................................         114,000           248,117
  *Tokyo Kikai Seisakusho, Ltd..................................................          73,000            55,811
   Tokyo Ohka Kogyo Co., Ltd....................................................          29,300           641,559
   Tokyo Rakutenchi Co., Ltd....................................................          30,000           111,758
  #Tokyo Rope Manufacturing Co., Ltd............................................         218,000           547,886
   Tokyo Sangyo Co., Ltd........................................................          24,500            83,846
   Tokyo Seimitsu Co., Ltd......................................................          42,600           857,710
   Tokyo Steel Manufacturing Co., Ltd...........................................         124,700           939,721
  *Tokyo Tatemono Co., Ltd......................................................         506,000         1,854,971
   Tokyo Tekko Co., Ltd.........................................................          44,000           193,773
  #Tokyo Theatres Co., Inc......................................................          93,000           136,655
   Tokyo Tomin Bank, Ltd........................................................          46,100           594,674
   Tokyotokeiba Co., Ltd........................................................         182,000           265,637
   Tokyu Community Corp.........................................................           9,900           321,426
   Tokyu Construction Co., Ltd..................................................          94,000           262,615
   Tokyu Corp...................................................................         181,000           891,856
   Tokyu Land Corp..............................................................         529,000         2,203,941
   Tokyu Livable, Inc...........................................................          17,300           139,402
  *Tokyu Recreation Co., Ltd....................................................           6,000            35,764
   Toli Corp....................................................................          61,000           132,137
   Tomato Bank, Ltd.............................................................         122,000           214,962
   Tomen Devices Corp...........................................................           3,000            74,014
   Tomen Electronics Corp.......................................................          15,600           205,870
  #Tomoe Corp...................................................................          36,800           139,392
   Tomoe Engineering Co., Ltd...................................................           7,100           137,975
   TOMOEGAWA CO., LTD...........................................................          17,000            41,533
   Tomoku Co., Ltd..............................................................         103,000           297,078
   TOMONY Holdings, Inc.........................................................         169,600           770,708
   Tomy Co., Ltd................................................................          49,700           358,549
   Tonami Holdings Co., Ltd.....................................................          88,000           216,278
   TonenGeneral Sekiyu K.K......................................................          50,000           477,298
   Topcon Corp..................................................................          57,900           300,535
   Toppan Forms Co., Ltd........................................................          56,700           457,422
   Toppan Printing Co., Ltd.....................................................         420,000         3,367,016
   Topre Corp...................................................................          54,000           557,623
   Topy Industries, Ltd.........................................................         249,000           687,658
   Toray Industries, Inc........................................................         230,000         1,731,946

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  *Tori Holdings Co., Ltd.......................................................          11,700   $         4,605
  #Toridoll.corp................................................................          18,600           191,433
   Torigoe Co., Ltd. (The)......................................................          12,200           106,893
   Torii Pharmaceutical Co., Ltd................................................          20,200           384,739
   Torishima Pump Manufacturing Co., Ltd........................................          18,600           264,578
   Tose Co., Ltd................................................................           3,800            26,475
   Tosei Corp...................................................................             226            62,057
   Toshiba Corp.................................................................         227,000           965,490
   Toshiba Machine Co., Ltd.....................................................         138,000           761,445
   TOSHIBA PLANT SYSTEMS & SERVICES CORP........................................          42,000           474,855
   Toshiba TEC Corp.............................................................         173,000           664,583
   Tosho Printing Co., Ltd......................................................          75,000           168,209
   Tosoh Corp...................................................................         600,000         1,696,137
   Totetsu Kogyo Co., Ltd.......................................................          37,000           381,923
   TOTO, Ltd....................................................................         155,000         1,264,503
   Tottori Bank, Ltd............................................................          69,000           138,921
   Touei Housing Corp...........................................................          24,200           255,441
   Toukei Computer Co., Ltd.....................................................           3,200            43,906
   Tow Co., Ltd.................................................................           5,700            34,848
   Towa Bank, Ltd...............................................................         350,000           414,833
   Towa Corp....................................................................          21,100           119,524
   Towa Pharmaceutical Co., Ltd.................................................           7,200           315,641
   Toyo Construction Co., Ltd...................................................         268,000           292,340
  #Toyo Corp....................................................................          36,600           397,791
  #Toyo Electric Manufacturing Co., Ltd.........................................          34,000           133,083
   Toyo Engineering Corp........................................................         135,000           567,477
   Toyo Ink SC Holdings Co., Ltd................................................         250,000           995,324
   Toyo Kanetsu K.K.............................................................         214,000           481,705
   Toyo Kohan Co., Ltd..........................................................          63,000           236,932
   Toyo Securities Co., Ltd.....................................................          94,000           136,998
   Toyo Seikan Kaisha, Ltd......................................................         114,600         1,699,349
   Toyo Sugar Refining Co., Ltd.................................................          29,000            38,482
  #Toyo Suisan Kaisha, Ltd......................................................          43,000         1,060,446
   Toyo Tanso Co., Ltd..........................................................           6,900           282,043
   Toyo Tire & Rubber Co., Ltd..................................................         218,000           545,036
  #Toyo Wharf & Warehouse Co., Ltd..............................................          64,000           122,689
   Toyobo Co., Ltd..............................................................       1,043,000         1,533,038
   Toyoda Gosei Co., Ltd........................................................          81,900         1,336,009
   Toyota Boshoku Corp..........................................................          65,300           706,567
   Toyota Motor Corp............................................................          61,436         2,265,933
   Toyota Motor Corp. Sponsored ADR.............................................         346,941        25,493,225
  #Toyota Tsusho Corp...........................................................         154,225         2,929,761
   TPR Co., Ltd.................................................................          21,500           301,543
   Transcosmos, Inc.............................................................          31,100           412,415
  *Trend Micro, Inc.............................................................           9,800           311,672
  *Trend Micro, Inc. Sponsored ADR..............................................           3,540           113,174
   Trinity Industrial Corp......................................................           3,000            11,470
   Trusco Nakayama Corp.........................................................          20,700           419,305
   TS Tech Co., Ltd.............................................................          54,600           947,770
  *TSI Holdings Co., Ltd........................................................         124,190           626,501
   Tsubakimoto Chain Co.........................................................         161,000           940,088
   Tsubakimoto Kogyo Co., Ltd...................................................          24,000            73,080
  *Tsudakoma Corp...............................................................         105,000           279,523
 #*Tsugami Corp.................................................................          61,000           429,782
   Tsukishima Kikai Co., Ltd....................................................          36,000           292,972
   Tsukuba Bank, Ltd............................................................         115,400           421,486
   TSUMURA & CO.................................................................          17,900           534,579
   Tsuruha Holdings, Inc........................................................           9,200           494,416
   Tsurumi Manufacturing Co., Ltd...............................................          28,000           215,098
   Tsutsumi Jewelry Co., Ltd....................................................          13,800           330,447
  #Tsuzuki Denki Co., Ltd.......................................................          13,000           139,131

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   TV Asahi Corp................................................................              78   $       136,923
   TV Tokyo Holdings Corp.......................................................           4,400            62,027
   TYK Corp.....................................................................          34,000            89,413
   Ube Industries, Ltd..........................................................         589,000         1,697,004
  #Ube Material Industries, Ltd.................................................         100,000           313,824
   Uchida Yoko Co., Ltd.........................................................          87,000           249,521
  *UKC Holdings Corp............................................................           9,400            98,900
  *Ulvac, Inc...................................................................          54,600           731,172
   Uni-Charm Corp...............................................................          11,700           615,486
   Uniden Corp..................................................................          55,000           211,895
   Union Tool Co................................................................          16,600           293,265
   Unipres Corp.................................................................          27,800           869,896
   United Arrows, Ltd...........................................................           4,300            88,893
  *Unitika, Ltd.................................................................         417,000           251,854
   UNY Co., Ltd.................................................................         237,300         2,222,909
   U-Shin, Ltd..................................................................          51,500           397,576
   Ushio, Inc...................................................................          63,400           926,754
   USS Co., Ltd.................................................................           5,020           480,162
   Utoc Corp....................................................................          18,700            75,810
   Valor Co., Ltd...............................................................          38,100           614,020
   Vital KSK Holdings, Inc......................................................          46,500           389,431
   Wacoal Corp..................................................................         127,000         1,662,162
  #Wacom Co., Ltd...............................................................             139           234,677
 #*Wakachiku Construction Co., Ltd..............................................         118,000           178,627
  *Wakamoto Pharmaceutical Co., Ltd.............................................           7,000            21,295
   Warabeya Nichiyo Co., Ltd....................................................          12,600           179,643
   Watabe Wedding Corp..........................................................           9,200            87,290
  #WATAMI Co., Ltd..............................................................           8,100           185,863
   West Japan Railway Co........................................................          26,500         1,126,036
   Wood One Co., Ltd............................................................          40,000           143,758
   Xebio Co., Ltd...............................................................          29,500           728,131
   Y. A. C. Co., Ltd............................................................          13,500           114,702
   Yachiyo Bank, Ltd. (The).....................................................          19,100           460,882
   Yahagi Construction Co., Ltd.................................................          27,000           138,275
   Yahoo Japan Corp.............................................................             918           280,889
   Yaizu Suisankagaku Industry Co., Ltd.........................................           9,800            92,355
  #Yakult Honsha Co., Ltd.......................................................          21,400           657,558
   Yamabiko Corp................................................................           9,135           114,543
   Yamada Denki Co., Ltd........................................................          24,170         1,546,406
   Yamagata Bank, Ltd...........................................................         168,000           856,340
   Yamaguchi Financial Group, Inc...............................................         273,000         2,619,572
   Yamaha Corp..................................................................         210,400         1,940,117
   Yamaha Motor Co., Ltd........................................................          92,400         1,226,453
  *Yamaichi Electronics Co., Ltd................................................          24,100            55,188
   Yamanashi Chuo Bank, Ltd.....................................................         189,000           858,725
   Yamatake Corp................................................................          59,000         1,299,758
  #Yamatane Corp................................................................         160,000           254,855
   Yamato Corp..................................................................          26,000           106,449
   Yamato Holdings Co., Ltd.....................................................         134,500         2,229,569
   Yamato Kogyo Co., Ltd........................................................          50,500         1,590,453
  *Yamaya Corp..................................................................           1,210            18,641
   Yamazaki Baking Co., Ltd.....................................................         114,000         1,511,781
   Yamazen Co., Ltd.............................................................          52,800           411,610
   Yaoko Co., Ltd...............................................................           5,000           168,129
   Yaskawa Electric Corp........................................................         128,000         1,131,432
   Yasuda Warehouse Co., Ltd. (The).............................................          16,300           108,711
   Yellow Hat, Ltd..............................................................          26,500           417,901
   Yodogawa Steel Works, Ltd....................................................         161,000           744,467
   Yokogawa Bridge Holdings Corp................................................          36,000           268,924
  *Yokogawa Electric Corp.......................................................         184,100         1,821,745
   Yokohama Reito Co., Ltd......................................................          72,000           576,947

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Yokohama Rubber Co., Ltd.....................................................         264,000   $     1,586,358
   Yokowo Co., Ltd..............................................................          22,200           114,396
   Yomeishu Seizo Co., Ltd......................................................          11,000           110,496
   Yomiuri Land Co., Ltd........................................................          18,000            58,924
   Yondenko Corp................................................................          23,000            99,205
   Yonekyu Corp.................................................................          27,500           275,509
   Yonex Co., Ltd...............................................................           9,400            65,360
   Yorozu Corp..................................................................          24,500           591,130
  #Yoshinoya Holdings Co., Ltd..................................................             427           607,411
   Yuasa Funashoku Co., Ltd.....................................................           6,000            15,956
   Yuasa Trading Co., Ltd.......................................................         298,000           490,296
   Yuken Kogyo Co., Ltd.........................................................          80,000           177,826
  *Yuki Gosei Kogyo Co., Ltd....................................................          11,000            30,038
  #Yukiguni Maitake Co., Ltd....................................................           7,200            31,113
   Yurtec Corp..................................................................          71,000           400,935
   Yusen Logistics Co., Ltd.....................................................          19,500           268,658
   Yushin Precision Equipment Co., Ltd..........................................           8,200           154,257
   Yushiro Chemical Industry Co., Ltd...........................................          12,100           134,872
   Yutaka Foods Corp............................................................           4,000            77,489
   Zenrin Co., Ltd..............................................................          22,700           211,310
  #Zensho Co., Ltd..............................................................          20,500           278,380
  #Zeon Corp....................................................................         186,000         1,637,105
   ZERIA Pharmaceutical Co., Ltd................................................          11,000           191,461
   Zuken, Inc...................................................................          24,100           181,870
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                     1,136,514,218
                                                                                                   ---------------
NETHERLANDS -- (2.2%)
   Aalberts Industries NV.......................................................         113,440         2,130,361
   Accell Group NV..............................................................          17,416           370,574
  *Aegon NV.....................................................................       1,225,063         5,951,507
 #*Aegon NV ADR.................................................................         101,232           491,988
   Akzo Nobel NV................................................................         160,816         8,391,284
  #Akzo Nobel NV Sponsored ADR..................................................          82,551         1,436,387
  *AMG Advanced Metallurgical Group NV..........................................          26,454           305,432
  #Amsterdam Commodities NV.....................................................           7,456           102,893
  *APERAM NV....................................................................          15,379           316,069
  #Arcadis NV...................................................................          51,797         1,001,498
   ArcelorMittal NV.............................................................         168,481         3,461,118
   ArcelorMittal NV ADR.........................................................         129,000         2,647,080
  #ASM International NV.........................................................          55,469         1,836,789
   ASML Holding NV..............................................................          75,600         3,249,968
   ASML Holding NV ADR..........................................................          53,231         2,288,401
  #BE Semiconductor Industries NV...............................................         121,022           889,936
   Beter Bed Holding NV.........................................................           9,083           192,645
  *BinckBank NV.................................................................          71,563           772,693
   Brunel International NV......................................................           9,245           327,046
  *Crown Van Gelder NV..........................................................             954             4,575
   CSM NV.......................................................................          74,565         1,386,674
   Delta Lloyd NV...............................................................         134,641         2,467,636
   Exact Holding NV.............................................................           7,167           164,320
   Fornix Biosciences NV........................................................           3,698             3,071
  #Fugro NV.....................................................................          62,727         4,135,087
  #Grontmij NV..................................................................          15,499           103,800
   Heijmans NV..................................................................          24,739           293,630
   Heineken NV..................................................................          68,912         3,189,995
   Hunter Douglas NV............................................................           1,170            45,043
   ICT Automatisering NV........................................................          12,826            45,560
  #Imtech NV....................................................................          61,887         1,914,664
  *ING Groep NV.................................................................          33,774           308,139
  *ING Groep NV Sponsored ADR...................................................       1,565,969        14,265,978
  *Kardan NV....................................................................          36,083            82,043

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NETHERLANDS -- (Continued)
   KAS Bank NV..................................................................           6,729   $        76,087
   Kendrion NV..................................................................          11,258           271,357
   Koninklijke (Royal) KPN NV Sponsored ADR.....................................           4,300            47,128
   Koninklijke Ahold NV.........................................................         579,166         7,685,572
   Koninklijke Ahold NV ADR.....................................................          21,680           287,694
   Koninklijke Bam Groep NV.....................................................         381,498         1,650,870
   Koninklijke Boskalis Westminster NV..........................................          77,498         3,009,115
   Koninklijke DSM NV...........................................................         102,692         5,278,341
   Koninklijke KPN NV...........................................................         194,434         2,133,600
   Koninklijke Philips Electronics NV...........................................         365,309         7,399,217
   Koninklijke Ten Cate NV......................................................          32,447         1,009,096
   Koninklijke Vopak NV.........................................................          67,310         3,665,145
 #*Koninklijke Wessanen NV......................................................          99,373           360,935
  *LBi International NV.........................................................          41,190           108,216
   Macintosh Retail Group NV....................................................          49,262           627,296
   Mediq NV.....................................................................          71,085         1,131,820
   Nederlandsche Apparatenfabriek NV............................................           2,154            58,349
   Nutreco NV...................................................................          57,623         4,089,459
  *Ordina NV....................................................................          64,223            87,669
  *Pharming Group NV............................................................          31,665             2,772
  #Philips Electronics NV ADR...................................................         301,075         6,099,780
   PostNL NV....................................................................         140,240           565,836
  *Qurius NV....................................................................          17,073             3,399
   Randstad Holdings NV.........................................................         128,014         4,372,121
   Reed Elsevier NV.............................................................           4,240            50,604
  #Reed Elsevier NV ADR.........................................................          45,688         1,090,116
   SBM Offshore NV..............................................................         186,594         3,170,863
   Sligro Food Group NV.........................................................          14,306           403,787
  *SNS Reaal Groep NV...........................................................         188,714           452,114
   Telegraaf Media Groep NV.....................................................          21,617           278,691
   TKH Group NV.................................................................          39,613           906,930
   TNT Express NV...............................................................         269,043         2,259,382
 #*TomTom NV....................................................................         196,116           887,105
   Unilever NV..................................................................         181,970         6,064,208
   Unit 4 NV....................................................................          22,994           538,240
   USG People NV................................................................          73,342           625,508
  *Wavin NV.....................................................................          48,903           587,193
   Wolters Kluwer NV............................................................         166,261         3,020,481
 #*Xeikon NV....................................................................          20,168            82,547
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                       135,012,527
                                                                                                   ---------------
NEW ZEALAND -- (0.2%)
   Abano Healthcare Group, Ltd..................................................          13,023            44,577
  #Air New Zealand, Ltd.........................................................         328,720           246,760
   Auckland International Airport, Ltd..........................................       1,334,690         2,701,509
 #*Chorus, Ltd..................................................................          24,306            65,422
 #*Chorus, Ltd. ADR.............................................................          10,487           140,426
   Contact Energy, Ltd..........................................................         332,654         1,312,228
   Ebos Group, Ltd..............................................................          14,412            85,028
  *Fisher & Paykel Appliances Holdings, Ltd.....................................         651,000           185,455
   Fisher & Paykel Healthcare Corp., Ltd........................................         217,989           382,415
   Fletcher Building, Ltd.......................................................         325,564         1,750,929
   Freightways, Ltd.............................................................          60,394           183,922
   Hallenstein Glasson Holdings, Ltd............................................          16,145            49,308
  *Heartland New Zealand, Ltd...................................................          12,825             5,189
   Infratil, Ltd................................................................         357,064           552,178
   Mainfreight, Ltd.............................................................          37,989           305,464
   Michael Hill International, Ltd..............................................          72,300            52,536
   New Zealand Exchange, Ltd....................................................          30,858            66,889
   New Zealand Oil & Gas, Ltd...................................................         382,808           228,716
   New Zealand Refining Co., Ltd................................................          66,827           156,126

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NEW ZEALAND -- (Continued)
  #Nuplex Industries, Ltd.......................................................         218,245   $       447,822
  *Pike River Coal, Ltd.........................................................         224,242                --
   Port of Tauranga, Ltd........................................................          74,568           642,504
  #Pumpkin Patch, Ltd...........................................................          37,217            24,223
  *Pyne Gould Corp., Ltd........................................................          12,826             3,810
  *Pyne Gould Guinness, Ltd.....................................................         114,334            34,920
  *Rakon, Ltd...................................................................          89,357            47,944
   Restaurant Brands New Zealand, Ltd...........................................         167,692           273,805
  *Rubicon, Ltd.................................................................          48,172            18,713
   Ryman Healthcare, Ltd........................................................         132,956           310,305
   Sanford, Ltd.................................................................          31,342           106,146
   Skellerup Holdings, Ltd......................................................          20,500            22,852
   Sky City Entertainment Group, Ltd............................................         285,999           832,028
   Sky Network Television, Ltd..................................................         116,433           501,810
   Steel & Tube Holdings, Ltd...................................................          25,952            47,972
   Telecom Corp. of New Zealand, Ltd............................................         121,529           211,921
  #Telecom Corp. of New Zealand, Ltd. Sponsored ADR.............................          52,437           459,872
  *Tourism Holdings, Ltd........................................................          23,932            11,659
   Tower, Ltd...................................................................         274,125           321,094
   TrustPower, Ltd..............................................................          76,522           448,401
   Vector, Ltd..................................................................         237,606           527,378
   Warehouse Group, Ltd.........................................................          39,107            98,208
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                        13,908,464
                                                                                                   ---------------
NORWAY -- (1.0%)
   ABG Sundal Collier Holding ASA...............................................         269,697           205,866
   Acta Holding ASA.............................................................          77,000            18,267
   Aker ASA Series A............................................................          28,760           809,946
  *Aker Kvaerner ASA............................................................          70,474           867,022
   Aktiv Kapital ASA............................................................          34,033           171,168
  *Algeta ASA...................................................................          12,126           312,887
 #*Archer, Ltd..................................................................         137,877           319,070
   Atea ASA.....................................................................          85,873           838,848
   Austevoll Seafood ASA........................................................          93,090           406,519
  *Blom ASA.....................................................................           4,043               192
  #Bonheur ASA..................................................................          15,525           342,182
   BW Offshore, Ltd.............................................................         603,971           913,190
  #BWG Homes ASA................................................................          77,456           168,012
   Cermaq ASA...................................................................          68,997           951,706
  *Clavis Pharma ASA............................................................          11,866           129,142
  *Copeinca ASA.................................................................          25,236           159,813
  *Deep Sea Supply P.L.C........................................................         124,136           215,940
  *Det Norske Oljeselskap ASA...................................................          41,571           636,880
   DNB ASA......................................................................         412,861         4,355,732
  *DNO International ASA........................................................         528,000           733,724
  *Dockwise, Ltd................................................................          23,693           399,450
 #*DOF ASA......................................................................          45,324           217,046
  *EDB ErgoGroup ASA............................................................          62,231           111,104
 #*Eitzen Chemical ASA..........................................................         579,172            13,820
   Ekornes ASA..................................................................          19,892           386,252
  *Electromagnetic GeoServices ASA..............................................          58,569           164,643
 #*Eltek ASA....................................................................         287,366           188,855
   Farstad Shipping ASA.........................................................           7,858           213,503
  *Fornebu Utvikling ASA........................................................          21,822             9,063
   Fred Olsen Energy ASA........................................................          21,597           815,718
 #*Frontline, Ltd...............................................................          12,083            61,811
   Ganger Rolf ASA..............................................................          31,855           635,220
   Golar LNG, Ltd...............................................................          19,800           811,800
  #Golden Ocean Group, Ltd......................................................         467,017           381,868
  *Grieg Seafood ASA............................................................          35,932            34,458
  *Havila Shipping ASA..........................................................           2,400            13,986

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NORWAY -- (Continued)
  *Hurtigruten ASA..............................................................         279,294   $       161,545
   Itera ASA....................................................................          38,495            17,715
  *Jason Shipping ASA...........................................................           1,166               483
 #*Kongsberg Automotive Holding ASA.............................................         755,960           287,503
   Kongsberg Gruppen ASA........................................................          25,456           514,547
  *Kvaerner ASA.................................................................          72,443           160,967
  *Kverneland ASA...............................................................          81,000           142,847
   Leroey Seafood Group ASA.....................................................          22,631           378,938
  #Marine Harvest ASA...........................................................       3,494,603         1,899,544
  #Nordic Semiconductor ASA.....................................................         293,500           917,706
 #*Norse Energy Corp. ASA.......................................................         518,042            20,311
   Norsk Hydro ASA..............................................................         682,580         3,613,210
   Norsk Hydro ASA Sponsored ADR................................................          50,900           266,716
 #*Norske Skogindustrier ASA Series A...........................................         229,481           270,492
   Northern Offshore, Ltd.......................................................          28,384            63,146
  *Norwegian Air Shuttle ASA....................................................          29,826           396,959
  *Norwegian Energy Co. ASA.....................................................         342,372           347,837
   Odfjell ASA Series A.........................................................          41,255           284,315
   Olav Thon Eiendomsselskap ASA................................................             547            74,703
 #*Opera Software ASA...........................................................          36,784           183,409
   Orkla ASA....................................................................         609,707         4,946,579
 #*Panoro Energy ASA............................................................          19,616            15,986
  *Petroleum Geo-Services ASA...................................................         183,982         2,363,395
 #*Petrolia ASA.................................................................          16,833             2,152
  *Photocure ASA................................................................           4,035            26,765
  *Pronova BioPharma ASA........................................................         183,382           206,655
   Prosafe ASA..................................................................          86,400           672,116
  *Q-Free ASA...................................................................          66,600           214,546
 #*Renewable Energy Corp. ASA...................................................         373,386           278,735
   Salmar ASA...................................................................           2,645            14,404
  *Scana Industrier ASA.........................................................          93,114            27,924
   Schibsted ASA................................................................          29,874           854,757
  *Seabird Exploration P.L.C....................................................          44,760             1,983
   SeaDrill, Ltd................................................................          87,182         3,246,299
 #*Sevan Marine ASA.............................................................          34,748            79,912
 #*Siem Offshore, Inc. ASA......................................................         111,013           175,967
   Solstad Offshore ASA.........................................................           6,600           110,576
  *Songa Offshore SE............................................................         241,652           936,186
   SpareBanken 1 SMN............................................................          99,038           643,554
  *Statoil Fuel & Retail ASA....................................................          26,067           193,140
   StatoilHydro ASA.............................................................          20,995           528,595
  #StatoilHydro ASA Sponsored ADR...............................................         256,707         6,484,419
   Stolt-Nielsen, Ltd...........................................................           9,027           194,576
   Storebrand ASA...............................................................         333,598         1,651,782
  *Subsea 7 SA..................................................................         170,079         3,447,666
   Telenor ASA..................................................................         203,297         3,316,018
   TGS Nopec Geophysical Co. ASA................................................          61,997         1,557,633
   Tomra Systems ASA............................................................         154,030         1,127,288
  *TTS Marine ASA...............................................................           6,500            12,000
   Veidekke ASA.................................................................          50,500           367,624
   Wilh Wilhelmsen Holding ASA..................................................          20,167           494,547
   Yara International ASA.......................................................          59,936         2,417,131
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        63,628,506
                                                                                                   ---------------
PORTUGAL -- (0.3%)
  #Altri SGPS SA................................................................         137,013           202,415
 #*Banco BPI SA.................................................................         522,391           329,268
 #*Banco Comercial Portugues SA.................................................       4,032,390           713,820
   Banco Espirito Santo SA......................................................         704,315         1,165,359
  *Banif SGPS SA................................................................         119,371            45,393
 #*Brisa SA.....................................................................         146,286           429,170

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
  #Cimpor Cimentos de Portugal SA...............................................         215,648   $     1,453,950
   Corticeira Amorim SGPS SA....................................................         169,781           311,069
 #*EDP Renovaveis SA............................................................         286,962         1,653,197
   Energias de Portugal SA......................................................         389,849         1,138,059
   Energias de Portugal SA Sponsored ADR........................................           7,300           212,430
   Galp Energia SGPS SA Series B................................................          84,867         1,370,216
  *Impresa SGPS SA..............................................................          49,602            30,561
  *Investimentos Participacoes e Gestao SA......................................          66,000            12,086
  *Jeronimo Martins SGPS SA.....................................................          70,274         1,174,137
  *Martifer SGPS SA.............................................................          12,849            18,858
   Mota-Engil SGPS SA...........................................................         164,830           223,710
   Novabase SGPS SA.............................................................          12,258            33,381
  *ParaRede SGPS SA.............................................................          45,991             7,223
 #*Portucel-Empresa Produtora de Pasta de Papel SA..............................         317,577           752,206
 #*Portugal Telecom SA..........................................................         778,949         3,872,606
   Redes Energeticas Nacionais SA...............................................         201,721           544,773
  *Sag Gest - Solucoes Automovel Globais SGPS SA................................          13,935             8,020
  *Sociedade de Investimento e Gestao SGPS SA...................................          90,056           621,171
  *Sonae Capital SGPS SA........................................................          40,593            11,679
 #*Sonae Industria SGPS SA......................................................         132,969           108,899
  #Sonae SGPS SA................................................................       1,096,513           628,799
   Sonaecom SGPS SA.............................................................         274,515           430,802
   Teixeira Duarte SA...........................................................         158,418            41,447
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.............         152,757           491,759
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                        18,036,463
                                                                                                   ---------------
SINGAPORE -- (1.4%)
  *Abterra, Ltd.................................................................         189,000           106,861
   Armstrong Industrial Corp., Ltd..............................................         390,000            88,064
   Asia Pacific Breweries, Ltd..................................................          14,000           323,856
  *Asiasons Capital, Ltd........................................................         499,000            77,491
  *Asiatravel.com Holdings, Ltd.................................................          40,000             9,607
   ASL Marine Holdings, Ltd.....................................................         282,800           112,514
   Auric Pacific Group, Ltd.....................................................          25,000            12,050
   AusGroup, Ltd................................................................         766,939           215,262
  #Baker Technology, Ltd........................................................         624,000           153,447
  *Ban Joo & Co., Ltd...........................................................          29,333               398
   Banyan Tree Holdings, Ltd....................................................         409,000           194,073
   Beng Kuang Marine, Ltd.......................................................         336,000            42,569
  *Beyonics Technology, Ltd.....................................................         135,000            27,368
  #BH Global Marine, Ltd........................................................         203,000            33,138
  *Biosensors International Group, Ltd..........................................         277,901           357,713
   Bonvests Holdings, Ltd.......................................................          51,600            36,937
   Boustead Singapore, Ltd......................................................         271,000           185,766
   Breadtalk Group, Ltd.........................................................          80,000            35,608
   Broadway Industrial Group, Ltd...............................................         520,000           136,694
   Bukit Sembawang Estates, Ltd.................................................         120,000           408,987
  *Bund Center Investment, Ltd..................................................       1,264,000           165,556
   Cape P.L.C...................................................................          89,348           552,019
   CapitaLand, Ltd..............................................................       1,752,500         3,653,965
   CapitaMalls Asia, Ltd........................................................         475,000           498,808
   Cerebos Pacific, Ltd.........................................................          79,000           335,972
   CH Offshore, Ltd.............................................................         330,000           101,672
  *China Auto Corp., Ltd........................................................          22,000               663
   China Aviation Oil Singapore Corp., Ltd......................................         234,000           213,200
  *China Energy, Ltd............................................................         663,000            40,953
   China Merchants Holdings Pacific, Ltd........................................         148,000            77,967
   Chip Eng Seng Corp., Ltd.....................................................         681,000           234,746
   Chuan Hup Holdings, Ltd......................................................         188,000            32,795
   City Developments, Ltd.......................................................         442,000         3,457,041
   ComfortDelGro Corp., Ltd.....................................................         880,169         1,036,961

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
  #Cosco Corp Singapore, Ltd....................................................         924,000   $       863,604
   Creative Technology, Ltd.....................................................          50,850            96,470
   CSC Holdings, Ltd............................................................         396,000            36,180
   CSE Global, Ltd..............................................................         488,000           352,083
   CWT, Ltd.....................................................................         223,000           183,236
   DBS Group Holdings, Ltd......................................................         714,288         7,666,350
  *Delong Holdings, Ltd.........................................................         175,200            43,990
  *Enviro-Hub Holdings, Ltd.....................................................         129,000            11,307
   Eu Yan Sang International, Ltd...............................................          38,400            20,561
  *euNetworks Group, Ltd........................................................       2,069,000            27,854
  #Ezion Holdings, Ltd..........................................................         707,000           419,303
 #*Ezra Holdings, Ltd...........................................................         729,000           606,614
   F.J. Benjamin Holdings, Ltd..................................................         567,000           150,696
   Falcon Energy Group, Ltd.....................................................         428,000            83,043
  *Federal International 2000, Ltd..............................................         369,750            13,188
  #First Resources, Ltd.........................................................         525,000           682,361
   Food Empire Holdings, Ltd....................................................         144,800            38,029
   Fragrance Group, Ltd.........................................................         693,000           197,979
   Fraser & Neave, Ltd..........................................................         779,000         4,199,355
   Freight Links Express Holdings, Ltd..........................................         531,818            26,513
  *Fu Yu Corp., Ltd.............................................................          78,000             4,316
 #*Gallant Venture, Ltd.........................................................         712,000           166,318
 #*Genting Singapore P.L.C......................................................         266,000           343,394
   GK Goh Holdings, Ltd.........................................................          87,000            51,485
   Global Yellow Pages, Ltd.....................................................          29,000             2,165
  *GMG Global, Ltd..............................................................       2,398,000           262,704
   Golden Agri-Resources, Ltd...................................................       5,107,569         2,974,410
   Goodpack, Ltd................................................................         198,000           239,921
   GP Batteries International, Ltd..............................................          50,000            41,869
   GP Industries, Ltd...........................................................         174,000            51,338
   Great Eastern Holdings, Ltd..................................................           7,000            75,258
  #GuocoLand, Ltd...............................................................         417,221           611,883
  #GuocoLeisure, Ltd............................................................         303,000           162,222
   Guthrie GTS, Ltd.............................................................          14,000             5,551
  *Healthway Medical Corp., Ltd.................................................       1,575,133           106,254
   Hersing Corp., Ltd...........................................................          66,000            11,157
   Hiap Seng Engineering, Ltd...................................................         120,000            32,346
   Hi-P International, Ltd......................................................         612,000           322,449
   Ho Bee Investment, Ltd.......................................................         328,000           292,960
  *Hong Fok Corp., Ltd..........................................................         328,400           128,020
   Hong Leong Asia, Ltd.........................................................         189,000           257,240
   Hotel Grand Central, Ltd.....................................................         118,596            68,426
   Hotel Properties, Ltd........................................................         254,000           387,193
   Hour Glass, Ltd..............................................................          50,000            44,491
   HTL International Holdings, Ltd..............................................         328,000            91,068
  *Huan Hsin Holdings, Ltd......................................................          67,000             4,336
   HupSteel, Ltd................................................................         145,000            22,201
   Hwa Hong Corp., Ltd..........................................................         280,000            97,778
  #Hyflux, Ltd..................................................................         609,000           663,946
 #*Indofood Agri Resources, Ltd.................................................         676,000           773,566
  *Informatics Education, Ltd...................................................         701,000            43,376
   InnoTek, Ltd.................................................................          87,000            29,771
   Jardine Cycle & Carriage, Ltd................................................          15,838           645,076
  *Jaya Holdings, Ltd...........................................................         343,000           158,212
  *JES International Holdings, Ltd..............................................       1,422,000           259,307
  *Jiutian Chemical Group, Ltd..................................................         673,000            24,030
  *Jurong Technologies Industrial Corp., Ltd....................................         213,200                --
   K1 Ventures, Ltd.............................................................         749,000            60,155
   Keppel Corp., Ltd............................................................         310,200         2,669,723
  *Keppel Land, Ltd.............................................................         970,000         2,188,758
   Keppel Telecommunications & Transportation, Ltd..............................         100,000            87,591

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   K-Green Trust, Ltd...........................................................          58,400   $        46,905
   Koh Brothers Group, Ltd......................................................         161,000            24,929
  *Lafe Corp., Ltd..............................................................          75,600             3,558
   LC Development, Ltd..........................................................         719,400            89,604
   Lee Kim Tah Holdings, Ltd....................................................          60,000            29,130
   Lum Chang Holdings, Ltd......................................................         123,000            28,854
   M1, Ltd......................................................................         117,000           224,933
  *Manhattan Resources, Ltd.....................................................         178,000           128,681
   Marco Polo Marine, Ltd.......................................................         166,000            48,817
   Memtech International, Ltd...................................................         310,000            24,403
  #Mercator Lines Singapore, Ltd................................................          12,000             1,269
   Metro Holdings, Ltd..........................................................         460,800           263,813
  *MFS Technology, Ltd..........................................................          52,000             4,340
  *Miclyn Express Offshore, Ltd.................................................           6,601            13,599
  #Midas Holdings, Ltd..........................................................       1,706,000           519,102
  *Nam Cheong, Ltd..............................................................         188,000            22,548
  #Neptune Orient Lines, Ltd....................................................       1,189,000         1,226,237
   Nera Telecommunications, Ltd.................................................         105,000            35,457
   NSL, Ltd.....................................................................          75,000            82,955
 #*Oceanus Group, Ltd...........................................................       1,478,000            85,532
  #OKP Holdings, Ltd............................................................          14,000             6,388
  #Olam International, Ltd......................................................         513,809         1,057,097
  *OM Holdings, Ltd.............................................................          26,600            10,722
   Orchard Parade Holdings, Ltd.................................................         285,859           318,156
   OSIM International, Ltd......................................................         243,000           250,078
  #Otto Marine, Ltd.............................................................         809,000            84,764
   Oversea-Chinese Banking Corp., Ltd...........................................         878,084         5,982,872
  #Overseas Union Enterprise, Ltd...............................................         595,000         1,058,167
   Pan Pacific Hotels Group, Ltd................................................         391,500           579,607
   Pan-United Corp., Ltd........................................................         100,000            36,463
   Petra Foods, Ltd.............................................................         118,000           184,375
  #Popular Holdings, Ltd........................................................         429,000            55,314
   PSC Corp., Ltd...............................................................         131,924            20,320
   QAF, Ltd.....................................................................         288,420           145,114
  #Raffles Education Corp., Ltd.................................................         770,556           284,229
   Raffles Medical Group, Ltd...................................................         114,365           200,482
   Rotary Engineering, Ltd......................................................         258,000           130,198
  *S i2i, Ltd...................................................................       4,170,000           162,917
   Sakari Resources, Ltd........................................................         206,000           383,393
   San Teh, Ltd.................................................................         140,400            31,257
  *Sapphire Corp., Ltd..........................................................         460,000            50,169
   SATS, Ltd....................................................................         681,392         1,239,007
   SBS Transit, Ltd.............................................................          54,000            73,412
   SC Global Developments, Ltd..................................................         259,284           215,934
   SembCorp Industries, Ltd.....................................................         576,000         2,178,411
  #SembCorp Marine, Ltd.........................................................         179,800           706,860
   SIA Engineering Co., Ltd.....................................................          70,000           192,998
   Sim Lian Group, Ltd..........................................................         137,242            57,144
  *Sinarmas Land, Ltd...........................................................       1,762,000           425,420
   Singapore Airlines, Ltd......................................................         203,400         1,791,268
   Singapore Exchange, Ltd......................................................         119,000           613,132
   Singapore Land, Ltd..........................................................         130,143           606,556
   Singapore Post, Ltd..........................................................         457,216           354,089
  #Singapore Press Holdings, Ltd................................................         363,000         1,069,664
   Singapore Reinsurance Corp., Ltd.............................................          55,000            11,988
   Singapore Shipping Corp., Ltd................................................         137,000            19,760
   Singapore Technologies Engineering, Ltd......................................         182,000           425,878
   Singapore Telecommunications, Ltd............................................       1,758,350         4,330,667
  *Sinwa, Ltd...................................................................         133,500            12,758
   SMB United, Ltd..............................................................         175,000            54,962
   SMRT Corp., Ltd..............................................................         366,000           506,531

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   Stamford Land Corp., Ltd.....................................................         651,000   $       289,663
   StarHub, Ltd.................................................................         172,710           388,201
   Straco Corp., Ltd............................................................         150,000            22,580
   Sunningdale Tech, Ltd........................................................       1,293,000           135,516
  #Sunvic Chemical Holdings, Ltd................................................         429,000           180,234
   Super Group, Ltd.............................................................         263,000           290,440
  *Swiber Holdings, Ltd.........................................................         494,000           234,722
  *Swissco Holdings, Ltd........................................................         297,000            56,728
   Tat Hong Holdings, Ltd.......................................................         394,000           272,358
  #Technics Oil & Gas, Ltd......................................................          69,000            47,969
   Thakral Corp., Ltd...........................................................         793,000            19,349
 #*Tiger Airways Holdings, Ltd..................................................         377,500           207,696
   Tiong Woon Corp. Holding, Ltd................................................         207,000            43,302
   Tuan Sing Holdings, Ltd......................................................         869,586           203,487
   UMS Holdings, Ltd............................................................         481,000           179,257
   United Engineers, Ltd........................................................         214,652           352,865
  #United Envirotech, Ltd.......................................................         255,000            72,821
  #United Industrial Corp., Ltd.................................................         704,000         1,541,109
   United Overseas Bank, Ltd....................................................         445,655         6,117,561
   UOB-Kay Hian Holdings, Ltd...................................................         356,000           452,179
   UOL Group, Ltd...............................................................         671,000         2,449,086
   Venture Corp., Ltd...........................................................         320,000         1,831,601
   WBL Corp., Ltd...............................................................         225,676           565,739
   Wheelock Properties, Ltd.....................................................         334,347           424,566
   Wilmar International, Ltd....................................................         201,000           852,855
   Wing Tai Holdings, Ltd.......................................................         723,100           706,320
   Xpress Holdings, Ltd.........................................................         474,000            11,705
   YHI International, Ltd.......................................................          96,000            23,306
  #Yongnam Holdings, Ltd........................................................       1,118,000           226,514
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                        90,164,617
                                                                                                   ---------------
SPAIN -- (2.1%)
  #Abengoa SA...................................................................          48,067         1,017,235
   Abertis Infraestructuras SA..................................................         109,959         1,855,926
  #Acciona SA...................................................................          34,625         2,784,199
  #Acerinox SA..................................................................         109,858         1,560,930
  #Actividades de Construccion y Servicios SA...................................          52,886         1,634,210
  *Adolfo Dominguez SA..........................................................           2,648            16,849
  #Almirall SA..................................................................          90,093           634,204
 #*Amadeus IT Holding SA........................................................          40,484           694,577
  *Amper SA.....................................................................          13,326            30,872
   Antena 3 de Television SA....................................................          33,475           211,475
  *Azkoyen SA...................................................................          14,561            23,823
  #Banco Bilbao Vizcaya Argentaria SA...........................................       1,080,331         9,479,004
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.............................         888,519         7,783,426
  #Banco de Sabadell SA.........................................................       1,476,804         5,460,716
 #*Banco de Valencia SA.........................................................         113,824            68,479
  #Banco Espanol de Credito SA..................................................         122,647           626,131
  #Banco Pastor SA..............................................................         154,099           713,939
  #Banco Popular Espanol SA.....................................................         851,474         3,667,703
   Banco Santander SA (5705946).................................................       1,387,201        10,832,467
  *Banco Santander SA (B7LNLG9).................................................          30,156           234,700
  #Banco Santander SA Sponsored ADR.............................................       2,229,277        17,566,703
  #Bankinter SA.................................................................         336,171         2,260,256
  *Baron de Ley SA..............................................................           2,832           157,470
   Bolsas y Mercados Espanoles SA...............................................          33,088           904,433
  #CaixaBank SA.................................................................         520,379         2,618,345
  #Caja de Ahorros del Mediterraneo SA..........................................          21,176            37,254
   Campofrio Food Group SA......................................................          29,034           253,187
 #*Cementos Portland Valderrivas SA.............................................          15,255           151,711
 #*Cie Automotive SA............................................................          36,670           269,398

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
   Cintra Concesiones de Infraestructuras de Transporte SA......................         294,852   $     3,454,619
  *Codere SA....................................................................           5,144            44,661
  #Construcciones y Auxiliar de Ferrocarriles SA................................           3,241         1,689,349
 #*Corporacion Dermoestetica SA.................................................          10,205             7,475
 #*Deoleo SA....................................................................         320,032           192,852
   Dinamia Capital Privado Sociedad de Capital Riesgo SA........................           4,887            25,877
  *Distribuidora Internacional de Alimentacion SA...............................          97,686           452,192
  *Dogi International Fabrics SA................................................          13,276            11,114
   Duro Felguera SA.............................................................          25,977           176,211
   Ebro Foods SA................................................................         100,501         1,925,711
   Elecnor SA...................................................................           6,947            90,978
  #Enagas SA....................................................................          99,607         1,997,209
  *Ercros SA....................................................................         127,395           116,745
  #Faes Farma SA................................................................          90,960           158,099
  *Fersa Energias Renovables SA.................................................          63,001            62,067
   Fluidra SA...................................................................           3,062             7,875
  #Fomento de Construcciones y Contratas SA.....................................          60,565         1,425,199
  #Gamesa Corp Tecnologica SA...................................................         188,040           737,609
   Gas Natural SDG SA...........................................................         220,489         3,613,361
  *General de Alquiler de Maquinaria SA.........................................           7,685             4,628
 #*Grifols SA...................................................................          73,864         1,350,303
  #Grupo Catalana Occidente SA..................................................          55,676           999,860
   Grupo Empresarial Ence SA....................................................         253,748           623,587
  *Grupo Ezentis SA.............................................................         279,228            78,969
  *Grupo Tavex SA...............................................................          12,113             5,017
   Iberdrola SA.................................................................       1,601,982         9,462,938
   Iberpapel Gestion SA.........................................................           4,081            69,120
  #Indra Sistemas SA............................................................          85,298         1,125,051
   Industria de Diseno Textil SA................................................          14,898         1,301,877
  *Inmobiliaria Colonial SA.....................................................           1,392             3,363
 #*International Consolidated Airlines Group SA.................................         282,178           787,089
  *Jazztel P.L.C................................................................         170,411           940,769
  *La Seda de Barcelona SA Series B.............................................       2,093,081           125,749
   Laboratorios Farmaceuticos Rovi SA...........................................           4,530            29,097
  #Mapfre SA....................................................................         440,951         1,468,595
  #Mediaset Espana Comunicacion SA..............................................         189,179         1,108,013
  #Melia Hotels International SA................................................          61,819           365,493
   Miquel y Costas & Miquel SA..................................................          12,719           317,159
 #*Natra SA.....................................................................          10,905            12,890
  *Natraceutical SA.............................................................          79,151            16,255
 #*NH Hoteles SA................................................................         199,946           652,501
   Obrascon Huarte Lain SA......................................................          48,878         1,316,624
   Papeles y Cartones de Europa SA..............................................          57,971           199,102
   Pescanova SA.................................................................          15,534           535,696
   Prim SA......................................................................           5,102            25,864
 #*Promotora de Informaciones SA Series A.......................................         274,722           284,251
  #Prosegur Cia de Seguridad SA.................................................           9,343           431,464
 #*Quabit Inmobiliaria SA.......................................................         240,552            28,981
 #*Realia Business SA...........................................................         136,722           197,013
   Red Electrica Corporacion SA.................................................          26,929         1,240,119
  *Renta Corp Real Estate SA....................................................             781               943
   Repsol YPF SA................................................................          11,695           322,482
   Repsol YPF SA Sponsored ADR..................................................         266,253         7,377,871
 #*Sacyr Vallehermoso SA........................................................         170,680           818,580
  *Service Point Solutions SA...................................................          97,117            28,419
  *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...............          56,486            73,421
  #Solaria Energia y Medio Ambiente SA..........................................          59,512            78,446
   Tecnicas Reunidas SA.........................................................          12,520           455,183
   Telecomunicaciones y Energia SA..............................................          33,041            63,956
   Telefonica SA................................................................          17,421           304,032
   Telefonica SA Sponsored ADR..................................................         223,730         3,897,377

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
  *Tubacex SA...................................................................         128,374   $       369,974
  #Tubos Reunidos SA............................................................         131,637           288,493
   Unipapel SA..................................................................           5,347            82,710
 #*Urbas Guadahermosa SA........................................................           8,757               206
  *Vertice Trescientos Sesenta Grados SA........................................           1,752               282
  #Vidrala SA...................................................................          18,585           442,825
   Viscofan SA..................................................................          35,568         1,372,626
 #*Vocento SA...................................................................          34,637            80,787
  *Vueling Airlines SA..........................................................          15,306           115,964
  #Zardoya Otis SA..............................................................          42,607           608,420
 #*Zeltia SA....................................................................         121,802           279,349
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                       131,908,608
                                                                                                   ---------------
SWEDEN -- (2.6%)
   Aarhuskarlshamn AB...........................................................          30,602           906,137
   Acando AB....................................................................          79,449           177,899
  *Active Biotech AB............................................................          19,439            77,714
  #AddTech AB Series B..........................................................           3,065            76,638
   AF AB Series B...............................................................          42,649           760,599
   Alfa Laval AB................................................................          50,974         1,046,362
 #*Alliance Oil Co., Ltd. SDR...................................................          37,586           433,004
  *Anoto Group AB...............................................................          29,000            11,478
   Aros Quality Group AB........................................................           5,000            30,580
   Assa Abloy AB Series B.......................................................          96,250         2,619,019
   Atlas Copco AB Series A......................................................          51,700         1,232,782
   Atlas Copco AB Series B......................................................          26,200           555,250
   Atrium Ljungberg AB Series B.................................................           1,041            12,316
   Avanza Bank Holding AB.......................................................           9,530           246,781
   Axfood AB....................................................................          14,804           540,306
   Axis Communications AB.......................................................          20,998           489,791
   B&B Tools AB Series B........................................................          26,533           258,023
  *BE Group AB..................................................................          51,748           187,343
   Beiger Electronics AB........................................................           1,035             9,658
   Beijer Alma AB...............................................................           8,798           166,044
  *Betsson AB...................................................................          15,565           399,161
   Bilia AB Series A............................................................          32,569           585,141
   Billerud AB..................................................................         136,214         1,198,633
   BioGaia AB Series B..........................................................           5,067           139,557
  *BioInvent International AB...................................................          23,156            63,596
   Biotage AB...................................................................          44,000            34,666
  *Bjorn Borg AB................................................................          20,904           129,212
   Boliden AB...................................................................         357,496         6,132,167
  *Bure Equity AB...............................................................         123,011           368,637
   Cantena AB...................................................................             500             6,757
  *Castellum AB.................................................................         128,520         1,635,591
  *CDON Group AB................................................................          35,059           217,839
  #Clas Ohlson AB Series B......................................................          56,986           738,644
 #*Cloetta AB...................................................................          14,784            72,555
  *Concentric AB................................................................          68,775           467,092
   Concordia Maritime AB Series B...............................................          30,791            69,310
   Connecta AB..................................................................           3,879            46,467
   CyberCom Group AB............................................................          15,805            27,691
  *Duni AB......................................................................          23,699           207,156
   East Capital Explorer AB.....................................................          15,946           126,685
   Electrolux AB Series B.......................................................         267,181         4,908,945
   Elekta AB Series B...........................................................          27,466         1,314,253
  *Enea AB......................................................................          26,784           141,073
 #*Eniro AB.....................................................................         190,637           423,443
 #*Etrion Corp..................................................................          47,449            25,476
  *Fabege AB....................................................................         115,010         1,005,398
   Fagerhult AB.................................................................           2,628            68,693

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *Fastighets AB Balder Series B................................................          51,394   $       233,662
   G & L Beijer AB Series B.....................................................           3,215           117,457
   Getinge AB Series B..........................................................         105,781         2,877,867
  *Geveko AB....................................................................           1,000             1,079
   Gunnebo AB...................................................................          70,099           283,524
   Hakon Invest AB..............................................................          57,936           861,397
   Haldex AB....................................................................          80,072           399,579
  #Hennes & Mauritz AB Series B.................................................          68,190         2,234,146
   Hexagon AB Series B..........................................................         287,263         4,971,092
  #Hexpol AB....................................................................          39,317         1,217,922
  *HIQ International AB.........................................................          58,688           302,559
   Hoganas AB Series B..........................................................          30,361         1,058,235
   Holmen AB Series B...........................................................          68,795         1,995,375
  *HQ AB........................................................................           8,430             2,099
   Hufvudstaden AB Series A.....................................................          70,229           740,119
  *Husqvarna AB Series A........................................................         100,406           530,039
  *Husqvarna AB Series B........................................................         479,803         2,538,086
   Industrial & Financial Systems AB Series B...................................          19,968           282,635
   Indutrade AB.................................................................           4,977           139,742
   Intrum Justitia AB...........................................................          68,084         1,074,266
   JM AB........................................................................          97,383         1,799,895
  *KappAhl AB...................................................................          37,565            45,144
  *Karo Bio AB..................................................................         245,947            48,458
  *Klovern AB...................................................................          91,294           352,123
   KNOW IT AB...................................................................          25,707           217,616
  *Kungsleden AB................................................................         116,998           884,396
   Lagercrantz Group AB Series B................................................          23,710           179,587
   Lammhults Design Group AB....................................................             652             2,228
   Lennart Wallenstam Byggnads AB Series B......................................          43,126           425,245
  *Lindab International AB......................................................          66,094           434,581
   Loomis AB Series B...........................................................          87,196         1,273,131
  *Lundin Petroleum AB..........................................................         207,839         4,693,414
  *Meda AB Series A.............................................................         295,222         3,123,518
  *Medivir AB Series B..........................................................          17,800           192,626
   Mekonomen AB.................................................................           8,012           285,415
  *Micronic Mydata AB...........................................................         121,116           201,317
   Millicom International Cellular SA SDR.......................................           9,423           932,878
   Modern Times Group AB Series B...............................................          35,059         1,758,220
  *NCC AB Series A..............................................................           5,086           104,636
   NCC AB Series B..............................................................         102,510         2,124,302
  *Net Entertainment NE AB......................................................          12,816           109,239
 #*Net Insight AB Series B......................................................         379,646           122,850
  #New Wave Group AB Series B...................................................          78,829           338,399
  #NIBE Industrier AB Series B..................................................          55,659           850,000
 #*Nobia AB.....................................................................         155,840           596,177
   Nolato AB Series B...........................................................          24,381           213,731
   Nordea Bank AB...............................................................       1,190,734         9,995,533
  *Nordic Mines AB..............................................................           2,482            22,470
   Nordnet AB Series B..........................................................          96,924           260,936
  *Northland Resources SA.......................................................          32,848            65,519
  *Observer AB..................................................................           4,601            31,548
   OEM International AB Series B................................................           9,300            80,896
 #*Opcon AB.....................................................................           8,254             3,620
   Orc Group AB.................................................................          25,685           325,344
  *Orexo AB.....................................................................          22,003            80,450
   Oriflame Cosmetics SA SDR....................................................          14,857           473,878
  *PA Resources AB..............................................................         751,131           183,947
   Peab AB Series B.............................................................         221,973         1,241,667
   Pricer AB Series B...........................................................         103,691           201,433
   ProAct IT Group AB...........................................................             862            18,764
   Proffice AB Series B.........................................................          57,414           221,794

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
   Ratos AB Series B............................................................         202,440   $     2,556,108
   RaySearch Laboratories AB....................................................          24,042            58,639
   Readsoft AB Series B.........................................................           7,000            20,408
  *Rederi AB Transatlantic......................................................          19,360            29,370
  *Rezidor Hotel Group AB.......................................................         113,467           428,916
  *RNB Retail & Brands AB.......................................................          91,304            38,903
   Rottneros AB.................................................................         115,998            39,539
   Saab AB Series B.............................................................          64,880         1,390,846
   Sagax AB.....................................................................             362             9,131
   Sandvik AB...................................................................         118,980         1,763,438
  *SAS AB.......................................................................         170,610           222,185
   Scania AB Series B...........................................................          37,960           655,717
   Securitas AB Series B........................................................         171,906         1,619,603
 #*Semcon AB....................................................................          13,446            65,884
   Sintercast AB................................................................           2,200            20,723
   Skandinaviska Enskilda Banken AB Series A....................................         627,383         3,954,088
  *Skandinaviska Enskilda Banken AB Series C....................................           9,106            57,175
   Skanska AB Series B..........................................................         240,253         4,206,364
   SKF AB Series A..............................................................           5,419           128,656
   SKF AB Series B..............................................................          85,258         2,020,030
  #Skistar AB...................................................................          21,229           276,234
  #SSAB AB Series A.............................................................         202,765         2,132,179
   SSAB AB Series B.............................................................         108,707           996,382
  *Studsvik AB..................................................................           3,369            18,333
  *Svenska Cellulosa AB Series A................................................          11,483           191,206
   Svenska Cellulosa AB Series B................................................         457,892         7,660,012
   Svenska Handelsbanken AB Series A............................................         214,394         6,448,619
 #*Svenska Handelsbanken AB Series B............................................           4,042           118,212
   Sweco AB Series B............................................................          15,961           138,252
   Swedbank AB Series A.........................................................         487,002         7,009,774
   Swedish Match AB.............................................................          83,335         2,905,635
  *Swedish Orphan Biovitrum AB..................................................         155,023           405,154
   Systemair AB.................................................................           2,542            34,076
   Tele2 AB Series B............................................................         171,464         3,278,798
  *Telefonaktiebolaget LM Ericsson AB Series A..................................          27,495           256,597
  *Telefonaktiebolaget LM Ericsson AB Series B..................................         501,992         4,671,652
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................         650,060         6,026,056
   TeliaSonera AB...............................................................         830,265         5,535,010
  *TradeDoubler AB..............................................................          46,721           217,634
   Trelleborg AB Series B.......................................................         306,811         2,899,078
  #Unibet Group P.L.C. SDR......................................................          23,256           575,435
   Vitrolife AB.................................................................          10,575            76,703
   Volvo AB Series A............................................................         121,171         1,578,012
   Volvo AB Series B............................................................         315,418         4,094,487
   Volvo AB Sponsored ADR.......................................................          70,300           906,870
   Wihlborgs Fastigheter AB.....................................................          50,448           690,703
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                       165,196,193
                                                                                                   ---------------

SWITZERLAND -- (5.4%)
   ABB, Ltd.....................................................................          12,385           258,473
  #ABB, Ltd. Sponsored ADR......................................................         416,571         8,677,174
   Acino Holding AG.............................................................           5,134           578,149
   Actelion, Ltd................................................................          52,607         2,018,661
   Adecco SA....................................................................         126,848         6,040,113
   Advanced Digital Broadcast Holdings SA.......................................           3,871            39,062
  *Affichage Holding SA.........................................................             689           104,905
   AFG Arbonia-Forster Holding AG...............................................          24,340           542,007
   Allreal Holding AG...........................................................          13,544         2,053,251
  #Alpiq Holding AG.............................................................           1,006           186,386
   ALSO-Actebis Holding AG......................................................             635            27,163
  *Aryzta AG....................................................................          90,947         4,204,051

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Ascom Holding AG.............................................................          32,587   $       315,799
   Austriamicrosystems AG.......................................................          13,717           666,699
  *Autoneum Holding AG..........................................................           4,511           254,935
   Bachem Holdings AG...........................................................           5,169           188,664
   Baloise Holding AG...........................................................          64,277         4,936,022
   Bank Coop AG.................................................................           4,598           309,418
   Bank Sarasin & Cie AG Series B...............................................          60,296         1,832,938
   Banque Cantonale de Geneve SA................................................             912           203,043
   Banque Cantonale Vaudoise AG.................................................           3,587         1,816,674
   Banque Privee Edmond de Rothschild SA........................................              10           259,593
   Barry Callebaut AG...........................................................           2,234         2,103,429
  *Basilea Pharmaceutica AG.....................................................           5,866           248,571
 #*Basler Kantonalbank AG.......................................................           5,570           767,875
   Belimo Holdings AG...........................................................             184           349,376
  *Bell AG......................................................................              82           153,831
   Bellevue Group AG............................................................           9,405           151,198
   Berner Kantonalbank AG.......................................................           3,881         1,057,660
  *BKW SA.......................................................................           7,249           283,502
  *Bobst Group AG...............................................................          11,539           314,246
   Bossard Holding AG...........................................................           2,478           337,087
   Bucher Industries AG.........................................................           7,909         1,564,273
   Burckhardt Compression Holding AG............................................           2,724           685,548
   Carlo Gavazzi Holding AG.....................................................             209            42,179
   Centralschweizerische Kraftwerke AG..........................................             449           161,084
   Cham Paper Holding AG........................................................               5               908
   Charles Voegele Holding AG...................................................           7,735           158,311
  *Cicor Technologies...........................................................             911            34,014
   Cie Financiere Tradition SA..................................................           1,760           132,983
  *Clariant AG..................................................................         337,573         4,115,715
   Coltene Holding AG...........................................................           1,862            62,894
   Compagnie Financiere Richemont SA Series A...................................         132,067         7,506,140
   Conzzeta AG..................................................................             163           310,305
   Credit Suisse Group AG.......................................................          18,871           491,013
  #Credit Suisse Group AG Sponsored ADR.........................................         411,180        10,707,127
  *Cytos Biotechnology AG.......................................................           1,001             1,930
   Daetwyler Holding AG.........................................................           7,669           541,527
  *Dottikon ES Holding AG.......................................................              89            19,221
  *Dufry AG.....................................................................          15,511         1,766,314
  #EFG International AG.........................................................          50,675           438,436
   Emmi AG......................................................................           2,742           569,749
  #EMS-Chemie Holding AG........................................................           9,412         1,697,300
   Energiedienst Holding AG.....................................................           8,125           417,034
   Ferrexpo P.L.C...............................................................         124,370           670,408
   Flughafen Zuerich AG.........................................................           5,794         2,202,876
   Forbo Holding AG.............................................................           1,778         1,070,256
  #Galenica Holding AG..........................................................           3,598         2,098,236
   GAM Holding AG...............................................................         258,989         3,318,281
  *Gategroup Holding AG.........................................................          25,054           708,712
   Geberit AG...................................................................          10,697         2,213,866
   George Fisher AG.............................................................           6,735         2,834,838
   Givaudan SA..................................................................           6,351         5,941,662
   Gurit Holding AG.............................................................             677           354,516
   Helvetia Holding AG..........................................................           6,911         2,324,752
   Highlight Communications AG..................................................          13,073            62,253
   Holcim, Ltd..................................................................         194,314        11,120,879
  *Huber & Suhner AG............................................................           5,060           236,765
   Implenia AG..................................................................          17,162           496,122
   Inficon Holding AG...........................................................           1,859           361,493
  *Interroll Holding AG.........................................................             532           196,477
  *Intershop Holding AG.........................................................             771           269,425
  #Julius Baer Group, Ltd.......................................................         293,800        11,973,168

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Kaba Holding AG..............................................................           2,701   $     1,009,186
  *Kardex AG....................................................................           5,057            79,099
   Komax Holding AG.............................................................           5,365           509,138
   Kudelski SA..................................................................          49,220           426,208
   Kuehne & Nagel International AG..............................................          13,624         1,716,434
  *Kuoni Reisen Holding AG Series B.............................................           4,036         1,196,439
  #LEM Holding SA...............................................................           2,733         1,182,655
   Liechtensteinische Landesbank AG.............................................           2,654           112,531
  *LifeWatch AG.................................................................           8,512            46,776
   Lindt & Spruengli AG.........................................................              23           787,089
 #*Logitech International SA (B18ZRK2)..........................................         181,236         1,390,095
 #*Logitech International SA (H50430232)........................................          26,700           202,119
   Lonza Group AG...............................................................          65,993         3,574,575
  #Luzerner Kantonalbank AG.....................................................           2,987         1,019,255
   Metall Zug AG................................................................             150           603,575
 #*Meyer Burger Technology AG...................................................          47,951           921,044
  *Micronas Semiconductor Holding AG............................................          33,899           284,859
  *Mikron Holding AG............................................................          48,480           321,046
  *Mobilezone Holding AG........................................................          13,023           142,272
   Mobimo Holding AG............................................................           7,365         1,702,109
  *Myriad Group AG..............................................................           4,856            21,145
   Nestle SA....................................................................         587,284        33,700,742
   Nobel Biocare Holding AG.....................................................          32,030           446,016
   Novartis AG..................................................................          35,249         1,913,081
   Novartis AG ADR..............................................................         569,126        30,937,689
  *OC Oerlikon Corp. AG.........................................................         174,881         1,199,649
  #Orascom Development Holding AG...............................................           3,275            48,396
   Orell Fuessli Holding AG.....................................................             435            49,857
 #*Panalpina Welttransport Holding AG...........................................          14,718         1,581,061
   Partners Group Holding AG....................................................           4,415           772,904
  *Petroplus Holdings AG........................................................          72,572            28,415
   Phoenix Mecano AG............................................................           1,022           572,695
  *Precious Woods Holding AG....................................................           1,779            20,002
  *PSP Swiss Property AG........................................................          24,449         2,042,860
   PubliGroupe SA...............................................................           2,505           356,572
  *Rieters Holdings AG..........................................................           4,511           836,918
   Roche Holding AG Bearer......................................................           5,170           906,940
   Roche Holding AG Genusschein.................................................          82,873        14,059,779
   Romande Energie Holding SA...................................................             367           476,608
  *Schaffner Holding AG.........................................................             468           123,373
   Schindler Holding AG.........................................................           5,484           638,327
  *Schmolz & Bickenbach AG......................................................          61,630           431,400
   Schweiter Technologies AG....................................................           1,182           707,626
   Schweizerische National-Versicherungs-Gesellschaft AG........................          22,347           770,765
   SGS SA.......................................................................           1,177         2,118,827
  *Siegfried Holding AG.........................................................           2,572           238,894
   Sika AG......................................................................           1,777         3,675,518
  #Sonova Holding AG............................................................          11,283         1,156,886
   St. Galler Kantonalbank AG...................................................           3,501         1,402,113
   Straumann Holding AG.........................................................           2,848           513,158
   Sulzer AG....................................................................          28,379         3,564,522
   Swatch Group AG (7184725)....................................................          12,654         5,353,747
   Swatch Group AG (7184736)....................................................          25,589         1,884,532
   Swiss Life Holding AG........................................................          38,891         3,866,621
  *Swiss Re, Ltd................................................................         260,224        14,160,795
   Swisscom AG..................................................................           4,364         1,725,253
   Swisscom AG Sponsored ADR....................................................           5,100           201,144
   Swisslog Holding AG..........................................................         405,365           366,965
  *Swissmetal Holding AG........................................................             719             1,134
   Swissquote Group Holding SA..................................................           9,827           393,762
   Syngenta AG ADR..............................................................         121,993         7,404,975

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Synthes, Inc.................................................................          44,524   $     7,589,698
   Tamedia AG...................................................................           1,967           245,699
   Tecan Group AG...............................................................          11,987           876,582
 #*Temenos Group AG.............................................................          26,589           480,129
  *Tornos Holding AG............................................................          12,446           130,051
  *U-Blox AG....................................................................           5,955           290,522
  *UBS AG.......................................................................       1,369,536        18,684,860
  *UBS AG ADR...................................................................          30,398           413,109
   Uster Technologies AG........................................................           3,095           137,665
   Valartis Group AG............................................................           9,003           165,717
  #Valiant Holding AG...........................................................          20,946         2,612,032
   Valora Holding AG............................................................           5,050         1,169,448
   Vaudoise Assurances Holding SA...............................................             808           223,797
   Verwaltungs und Privat-Bank AG...............................................           4,164           379,369
  *Vetropack Holding AG.........................................................             131           253,542
 #*Von Roll Holding AG..........................................................          76,208           213,041
   Vontobel Holdings AG.........................................................          34,625           936,509
   VZ Holding AG................................................................             505            52,055
   Walliser Kantonalbank AG.....................................................             173           155,358
   WMH Walter Meier Holding AG..................................................             589           138,824
  #Ypsomed Holdings AG..........................................................           4,572           269,047
   Zehnder Group AG.............................................................          11,520           721,003
  *Zueblin Immobilien Holding AG................................................          38,248            97,398
   Zuger Kantonalbank AG........................................................             121           659,275
   Zurich Financial Services AG.................................................          94,275        22,689,120
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                       338,640,965
                                                                                                   ---------------

UNITED KINGDOM -- (17.3%)
  *888 Holdings P.L.C...........................................................         111,626            92,403
   A.G. Barr P.L.C..............................................................          20,637           390,440
   Aberdeen Asset Management P.L.C..............................................       1,345,598         5,069,689
   Acal P.L.C...................................................................          26,297            71,612
   Admiral Group P.L.C..........................................................          44,324           658,513
  *AEA Technology Group P.L.C...................................................          27,704               140
   Aegis Group P.L.C............................................................         944,660         2,353,337
  *Afren P.L.C..................................................................         723,351         1,376,736
   African Barrick Gold, Ltd....................................................          53,906           438,373
   Aga Rangemaster Group P.L.C..................................................          42,331            53,485
   Aggreko P.L.C................................................................          94,271         3,118,362
   Air Partner P.L.C............................................................           2,004             9,485
  *Alexon Group P.L.C...........................................................           5,157                --
  *Alizyme P.L.C................................................................          42,517                --
   Alumasc Group P.L.C..........................................................           8,807            17,506
   Amec P.L.C...................................................................         308,147         4,888,636
   Amlin P.L.C..................................................................         685,949         3,679,918
   Anglo American P.L.C.........................................................         536,326        22,259,308
   Anglo Pacific Group P.L.C....................................................          50,280           230,488
   Anglo-Eastern Plantations P.L.C..............................................           8,036            90,240
   Anite P.L.C..................................................................         269,961           420,714
  *Antisoma P.L.C...............................................................         130,735             3,832
   Antofagasta P.L.C............................................................         121,117         2,523,879
   Arena Leisure P.L.C..........................................................         182,111           125,756
   ARM Holdings P.L.C...........................................................          12,223           117,638
  #ARM Holdings P.L.C. Sponsored ADR............................................         177,485         5,125,767
   Ashmore Group P.L.C..........................................................         107,195           628,343
   Ashtead Group P.L.C..........................................................         732,628         2,707,920
   Associated British Foods P.L.C...............................................         236,249         4,296,898
   Assura Group, Ltd............................................................          63,019            29,504
  #AstraZeneca P.L.C. Sponsored ADR.............................................         143,118         6,891,132
   Aveva Group P.L.C............................................................          28,259           703,398
   Aviva P.L.C..................................................................       1,944,615        10,724,093

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Aviva P.L.C. Sponsored ADR...................................................           3,100   $        34,162
   Avon Rubber P.L.C............................................................           8,371            42,248
   Babcock International Group P.L.C............................................         388,234         4,470,093
   BAE Systems P.L.C............................................................       1,825,087         8,868,989
   Balfour Beatty P.L.C.........................................................         892,288         3,860,042
   Barclays P.L.C. Sponsored ADR................................................       1,033,866        13,988,207
  *Barratt Developments P.L.C...................................................       1,287,175         2,220,230
   BBA Aviation P.L.C...........................................................         587,758         1,728,042
   Beazley P.L.C................................................................         720,797         1,594,768
   Bellway P.L.C................................................................         173,594         2,019,526
   Berendsen P.L.C..............................................................         317,415         2,307,275
  *Berkeley Group Holdings P.L.C. (The).........................................         168,826         3,376,470
   BG Group P.L.C...............................................................         693,711        15,631,065
  #BG Group P.L.C. Sponsored ADR................................................          27,200         3,062,176
  #BHP Billiton P.L.C...........................................................          15,526           521,934
  #BHP Billiton P.L.C. ADR......................................................         104,817         7,057,329
   Bloomsbury Publishing P.L.C..................................................          58,768            99,191
   Bodycote P.L.C...............................................................         376,188         1,811,237
   Booker Group P.L.C...........................................................         554,515           628,316
   Bovis Homes Group P.L.C......................................................         190,951         1,338,961
   BP P.L.C.....................................................................          79,890           600,978
   BP P.L.C. Sponsored ADR......................................................       1,297,993        59,590,859
   Braemar Shipping Services P.L.C..............................................          13,325            78,233
   Brammer P.L.C................................................................          24,061            94,114
   Brewin Dolphin Holdings P.L.C................................................         270,354           643,487
   British American Tobacco P.L.C...............................................          82,257         3,787,777
   British American Tobacco P.L.C. Sponsored ADR................................          19,800         1,825,758
   British Polythene Industries P.L.C...........................................          25,012           145,425
   British Sky Broadcasting Group P.L.C.........................................          20,913           227,725
  #British Sky Broadcasting Group P.L.C. Sponsored ADR..........................          24,700         1,085,565
   Britvic P.L.C................................................................         153,689           834,062
  #BT Group P.L.C. Sponsored ADR................................................         140,608         4,544,451
  *BTG P.L.C....................................................................         299,837         1,581,787
   Bunzl P.L.C..................................................................         246,332         3,346,083
   Burberry Group P.L.C.........................................................         177,928         3,770,658
   Bwin.Party Digital Entertainment P.L.C.......................................         276,341           699,303
   Cable & Wireless Communications P.L.C........................................       2,114,967         1,430,767
   Cable & Wireless Worldwide P.L.C.............................................       2,582,952           845,721
  *Cairn Energy P.L.C...........................................................         819,819         3,653,335
   Camellia P.L.C...............................................................             198            29,884
   Capita P.L.C.................................................................         102,640           995,877
   Capital & Counties Properties P.L.C..........................................         218,370           654,123
  *Capital & Regional P.L.C.....................................................         398,343           190,117
   Carclo P.L.C.................................................................          21,066           107,876
   Carillion P.L.C..............................................................         564,873         2,754,866
   Carnival P.L.C...............................................................          34,284         1,025,437
   Carnival P.L.C. ADR..........................................................          90,603         2,721,714
   Carpetright P.L.C............................................................           7,935            68,824
   Carphone Warehouse Group P.L.C...............................................         181,355           474,909
   Carr's Milling Industries P.L.C..............................................           2,672            35,798
   Castings P.L.C...............................................................          21,365            90,024
   Catlin Group, Ltd............................................................         516,432         3,301,096
  *Centamin P.L.C...............................................................         805,886         1,199,880
   Centaur Media P.L.C..........................................................          79,311            46,587
   Centrica P.L.C...............................................................         972,774         4,504,052
   Charles Stanley Group P.L.C..................................................           6,583            27,077
   Charles Taylor Consulting P.L.C..............................................          11,746            24,672
   Chemring Group P.L.C.........................................................         164,258           995,236
   Chesnara P.L.C...............................................................         136,344           379,060
   Chime Communications P.L.C...................................................          35,415           122,075
   Cineworld Group P.L.C........................................................          81,375           273,921

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Close Brothers Group P.L.C...................................................         220,175   $     2,343,732
   Cobham P.L.C.................................................................       1,063,717         3,074,128
  *Colfax Corp..................................................................          29,485           895,673
   Collins Stewart Hawkpoint P.L.C..............................................         146,538           210,198
  *Colt Group SA................................................................         362,122           525,382
   Communisis P.L.C.............................................................         120,651            52,878
   Compass Group P.L.C..........................................................         423,975         3,940,545
   Computacenter P.L.C..........................................................         141,938           890,307
  *Connaught P.L.C..............................................................         102,162                --
   Consort Medical P.L.C........................................................          26,822           226,555
   Cookson Group P.L.C..........................................................         378,548         3,452,871
   Corin Group P.L.C............................................................           3,868             2,853
   Costain Group P.L.C..........................................................           9,513            29,314
   Cranswick P.L.C..............................................................          62,401           768,155
   Creston P.L.C................................................................          18,283            13,549
   Croda International P.L.C....................................................          71,595         2,187,529
   CSR P.L.C....................................................................         278,822         1,020,030
   Daily Mail & General Trust P.L.C. Series A...................................         251,973         1,737,780
   Dairy Crest Group P.L.C......................................................         254,565         1,259,415
   De La Rue P.L.C..............................................................          83,143         1,228,268
   Debenhams P.L.C..............................................................       1,705,240         1,809,414
   Dechra Pharmaceuticals P.L.C.................................................          28,413           235,597
   Development Securities P.L.C.................................................         156,285           362,318
   Devro P.L.C..................................................................         210,874           885,258
   Diageo P.L.C. Sponsored ADR..................................................          62,900         5,572,311
   Dialight P.L.C...............................................................          10,830           131,558
   Dignity P.L.C................................................................          46,239           568,964
   Diploma P.L.C................................................................         125,513           780,188
 #*Dixons Retail P.L.C..........................................................       4,504,457         1,002,468
   Domino Printing Sciences P.L.C...............................................         131,778         1,233,356
  *Domino's Pizza UK & IRL P.L.C................................................          40,146           292,012
   Drax Group P.L.C.............................................................         447,080         3,748,464
  #DS Smith P.L.C...............................................................         526,808         1,887,159
  *DTZ Holdings P.L.C...........................................................           9,294             1,019
   Dunelm Group P.L.C...........................................................          28,656           207,359
  *Dyson Group P.L.C............................................................           3,999             1,024
   E2V Technologies P.L.C.......................................................          76,169           147,015
  *easyJet P.L.C................................................................         234,824         1,654,277
   Electrocomponents P.L.C......................................................         440,584         1,499,568
   Elementis P.L.C..............................................................         667,595         1,616,644
  *EnQuest P.L.C................................................................         594,773           998,531
  *Enterprise Inns P.L.C........................................................         693,441           407,628
 #*Essar Energy P.L.C...........................................................          64,933           132,642
   Eurasian Natural Resources Corp. P.L.C.......................................         139,383         1,520,898
   Euromoney Institutional Investor P.L.C.......................................          27,089           294,828
  *Evraz P.L.C..................................................................          15,148           107,034
  *Exillon Energy P.L.C.........................................................          47,787           188,667
   Experian P.L.C...............................................................         257,349         3,491,550
   F&C Asset Management P.L.C...................................................         690,232           722,021
   Fenner P.L.C.................................................................         209,273         1,459,184
   Fiberweb P.L.C...............................................................          84,102            72,937
   Fidessa Group P.L.C..........................................................          28,033           736,385
   Filtrona P.L.C...............................................................         191,547         1,145,210
  *Findel P.L.C.................................................................       1,199,401            66,281
   Firstgroup P.L.C.............................................................         548,648         2,683,842
   Fortune Oil P.L.C............................................................         441,756            76,991
   French Connection Group P.L.C................................................          88,909            69,387
   Fresnillo P.L.C..............................................................          22,205           608,478
   Fuller Smith & Turner P.L.C..................................................          34,108           384,083
   Future P.L.C.................................................................         361,156            56,919
   G4S P.L.C....................................................................       1,491,084         6,340,338

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Galliford Try P.L.C..........................................................         110,747   $       832,997
   Games Workshop Group P.L.C...................................................           7,668            62,614
  *Gem Diamonds, Ltd............................................................         131,720           436,556
   Genus P.L.C..................................................................          67,595         1,086,898
   GKN P.L.C....................................................................       1,675,628         5,549,157
   GlaxoSmithKline P.L.C. Sponsored ADR.........................................          86,200         3,839,348
  *GlobeOp Financial Services SA................................................           2,563            14,344
   Go-Ahead Group P.L.C.........................................................          36,525           731,273
   Greene King P.L.C............................................................         322,586         2,504,385
   Greggs P.L.C.................................................................         123,353           992,900
   Guinness Peat Group P.L.C....................................................          52,296            23,936
   Halfords Group P.L.C.........................................................         268,492         1,346,098
   Halma P.L.C..................................................................         250,697         1,400,433
  *Hampson Industries P.L.C.....................................................         243,309            26,812
   Hansard Global P.L.C.........................................................           3,345             7,840
  *Hardy Oil & Gas P.L.C........................................................          24,446            64,712
   Hardy Underwriting Group P.L.C...............................................          21,636            70,103
   Hargreaves Lansdown P.L.C....................................................          80,332           523,417
  *Harvard International P.L.C..................................................           6,399             3,709
   Harvey Nash Group P.L.C......................................................          28,747            26,340
  *Havelock Europa P.L.C........................................................          13,179             2,492
   Hays P.L.C...................................................................         607,627           684,537
   Headlam Group P.L.C..........................................................         103,583           441,583
   Helical Bar P.L.C............................................................         197,513           577,213
  *Helphire P.L.C...............................................................         295,862             9,960
   Henderson Group P.L.C........................................................         908,973         1,589,263
   Henry Boot P.L.C.............................................................          54,419           114,866
  *Heritage Oil P.L.C...........................................................         201,854           597,544
   Hikma Pharmaceuticals P.L.C..................................................         127,684         1,446,429
   Hill & Smith Holdings P.L.C..................................................         104,123           486,909
   Hiscox, Ltd..................................................................         545,385         3,278,359
  #HMV Group P.L.C..............................................................         382,104            31,908
   Hochschild Mining P.L.C......................................................         135,950         1,059,865
   Hogg Robinson Group P.L.C....................................................         132,868           132,363
   Home Retail Group P.L.C......................................................         753,631         1,277,214
   Homeserve P.L.C..............................................................         236,555         1,059,156
   Hornby P.L.C.................................................................          20,303            32,827
  *Howden Joinery Group P.L.C...................................................       1,069,330         1,812,254
   HSBC Holdings P.L.C..........................................................          44,345           370,507
  #HSBC Holdings P.L.C. Sponsored ADR...........................................       1,452,353        60,751,926
   Hunting P.L.C................................................................         142,760         1,817,767
   Huntsworth P.L.C.............................................................         250,994           171,408
   Hyder Consulting P.L.C.......................................................          18,151           110,378
  *ICAP P.L.C...................................................................         594,119         3,148,614
   IG Group Holdings P.L.C......................................................         192,580         1,434,495
  *Imagination Technologies Group P.L.C.........................................         107,118           977,661
   IMI P.L.C....................................................................         291,635         3,935,012
   Imperial Tobacco Group P.L.C.................................................         400,030        14,325,958
   Imperial Tobacco Group P.L.C. ADR............................................          18,000         1,288,800
   Inchcape P.L.C...............................................................         543,514         2,925,141
   Informa P.L.C................................................................         699,077         4,314,762
  *Inmarsat P.L.C...............................................................         341,055         2,154,579
  *Innovation Group P.L.C.......................................................       1,143,991           365,476
   Intercontinental Hotels Group P.L.C..........................................           7,196           146,743
  #Intercontinental Hotels Group P.L.C. ADR.....................................          82,523         1,686,770
   Intermediate Capital Group P.L.C.............................................           8,593            37,292
  *International Consolidated Airlines Group SA.................................       1,497,106         4,188,447
  *International Consolidated Airlines Group SA Sponsored ADR...................          12,200           171,654
  *International Ferro Metals, Ltd..............................................          20,587             6,498
   International Personal Finance P.L.C.........................................         247,515           743,626
   International Power P.L.C....................................................       1,218,304         6,448,511

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Interserve P.L.C.............................................................         166,850   $       768,305
   Intertek Group P.L.C.........................................................          68,963         2,298,559
   Invensys P.L.C...............................................................         554,079         1,769,182
   Investec P.L.C...............................................................         682,292         4,045,251
  *IP Group P.L.C...............................................................         191,302           260,637
   ITE Group P.L.C..............................................................          75,045           242,335
   ITV P.L.C....................................................................       3,143,342         3,719,245
   James Fisher & Sons P.L.C....................................................          63,134           493,630
   Jardine Lloyd Thompson Group P.L.C...........................................          51,405           553,459
   JD Sports Fashion P.L.C......................................................          12,117           136,733
   JD Wetherspoon P.L.C.........................................................         121,449           780,024
  *JJB Sports P.L.C.............................................................          30,495             5,535
   JKX Oil & Gas P.L.C..........................................................         132,334           292,695
   John Menzies P.L.C...........................................................          31,178           277,641
   John Wood Group P.L.C........................................................         401,301         4,169,942
   Johnson Matthey P.L.C........................................................         150,207         4,867,391
  *Johnston Press P.L.C.........................................................       1,456,828           144,627
  *Jupiter Fund Management P.L.C................................................          12,764            45,935
   Kazakhmys P.L.C..............................................................         168,845         3,035,673
   Kcom Group P.L.C.............................................................         346,054           388,162
   Keller Group P.L.C...........................................................          69,988           389,627
   Kesa Electricals P.L.C.......................................................         659,944           701,978
   Kewill P.L.C.................................................................          37,553            39,723
   Kier Group P.L.C.............................................................          40,666           859,835
   Kingfisher P.L.C.............................................................       2,252,411         9,094,313
  *Kofax P.L.C..................................................................          64,500           267,694
   Ladbrokes P.L.C..............................................................         645,888         1,443,958
   Laird P.L.C..................................................................         317,863           840,730
   Lamprell P.L.C...............................................................         158,925           750,872
   Lancashire Holdings, Ltd.....................................................         227,249         2,467,079
   Latchways P.L.C..............................................................           2,464            42,917
   Laura Ashley Holdings P.L.C..................................................         224,765            76,238
   Lavendon Group P.L.C.........................................................         159,177           221,518
   Legal & General Group P.L.C..................................................       6,293,969        11,453,538
  *Liontrust Asset Management P.L.C.............................................           4,633             6,097
  *Lloyds Banking Group P.L.C...................................................      11,686,370         5,651,355
  *Lloyds Banking Group P.L.C. Sponsored ADR....................................         678,129         1,295,226
   Logica P.L.C.................................................................       1,609,012         1,927,711
   London Stock Exchange Group P.L.C............................................         182,487         2,506,737
  *Lonmin P.L.C.................................................................         137,190         2,239,081
   Lookers P.L.C................................................................         258,925           204,137
   Low & Bonar P.L.C............................................................         125,487           105,056
   LSL Property Services P.L.C..................................................          14,831            56,190
  *Man Group P.L.C..............................................................       2,013,466         3,680,825
   Management Consulting Group P.L.C............................................         265,588           131,453
  *Manganese Bronze Holdings P.L.C..............................................           3,904             1,632
   Marks & Spencer Group P.L.C..................................................       1,202,621         6,203,870
   Marshalls P.L.C..............................................................          93,944           138,187
   Marston's P.L.C..............................................................         746,002         1,141,930
  *McBride P.L.C................................................................         279,529           515,542
   Mears Group P.L.C............................................................          64,901           253,216
   Mecom Group P.L.C............................................................          69,683           235,449
   Meggitt P.L.C................................................................         858,475         4,918,677
   Melrose P.L.C................................................................         485,860         2,885,828
   Melrose Resources P.L.C......................................................          79,059           151,081
   Michael Page International P.L.C.............................................          90,630           556,602
   Micro Focus International P.L.C..............................................          81,796           545,805
   Millennium & Copthorne Hotels P.L.C..........................................         212,944         1,495,299
  *Misys P.L.C..................................................................         250,551         1,277,072
  *Mitchells & Butlers P.L.C....................................................         313,759         1,271,257
   Mitie Group P.L.C............................................................         405,700         1,624,643

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   MJ Gleeson Group P.L.C.......................................................          16,223   $        28,887
   Mondi P.L.C..................................................................         453,335         3,614,886
   Moneysupermarket.com Group P.L.C.............................................         318,090           578,950
   Morgan Crucible Co. P.L.C....................................................         314,244         1,551,372
   Morgan Sindall P.L.C.........................................................          49,427           517,432
  #Mothercare P.L.C.............................................................         102,312           318,454
  *Mouchel Group P.L.C..........................................................          47,646             5,797
  *MWB Group Holdings P.L.C.....................................................          22,990             4,354
   N Brown Group P.L.C..........................................................         206,428           749,096
   National Express Group P.L.C.................................................         517,380         1,770,266
   National Grid P.L.C..........................................................          13,441           133,842
   National Grid P.L.C. Sponsored ADR...........................................         106,702         5,323,363
  *NCC Group P.L.C..............................................................           9,509           128,958
   Next P.L.C...................................................................          66,743         2,758,276
  *Northgate P.L.C..............................................................         123,586           442,219
   Novae Group P.L.C............................................................          78,110           428,114
   Old Mutual P.L.C.............................................................       3,860,465         8,899,787
  *Optos P.L.C..................................................................           6,779            22,536
  *Oxford Biomedica P.L.C.......................................................         264,084            13,525
   Oxford Instruments P.L.C.....................................................          28,021           402,328
   Pace P.L.C...................................................................         327,672           440,830
   PayPoint P.L.C...............................................................           9,427            82,185
   Pearson P.L.C. Sponsored ADR.................................................         607,283        11,271,172
  *Pendragon P.L.C..............................................................         375,315            67,857
   Pennon Group P.L.C...........................................................         261,334         2,867,469
   Persimmon P.L.C..............................................................         411,568         3,421,149
   Petrofac, Ltd................................................................          33,407           768,292
   Petropavlovsk P.L.C..........................................................         196,034         2,345,943
   Phoenix Group Holdings P.L.C.................................................             449             4,129
   Phoenix IT Group, Ltd........................................................          33,310            97,496
   Photo-Me International P.L.C.................................................         823,881           637,933
  *Pinnacle Staffing Group P.L.C................................................          15,255                --
   Premier Farnell P.L.C........................................................         242,639           791,543
  *Premier Foods P.L.C..........................................................       3,350,504           634,766
  *Premier Oil P.L.C............................................................         385,983         2,500,508
  #Provident Financial P.L.C....................................................          80,582         1,219,232
   Prudential P.L.C.............................................................          56,043           619,891
  #Prudential P.L.C. ADR........................................................         637,394        14,143,773
   Psion P.L.C..................................................................          94,664            63,093
  *Puma Brandenburg, Ltd. Capital Shares........................................          90,186             7,078
  *Puma Brandenburg, Ltd. Income Shares.........................................          90,186             2,949
  *Punch Taverns P.L.C..........................................................         883,786           153,422
   PV Crystalox Solar P.L.C.....................................................         245,375            18,812
  #PZ Cussons P.L.C.............................................................         198,654           956,177
   Qinetiq P.L.C................................................................         778,793         1,588,331
  *Quintain Estates & Development P.L.C.........................................         440,064           274,131
   R.E.A. Holdings P.L.C........................................................          11,361           117,970
   Randgold Resources, Ltd......................................................          12,728         1,449,266
   Rathbone Brothers P.L.C......................................................           9,121           164,878
   Raven Russia, Ltd............................................................          17,655            14,900
   Reckitt Benckiser Group P.L.C................................................          58,545         3,118,858
  *Redrow P.L.C.................................................................         357,870           695,989
   Reed Elsevier P.L.C..........................................................           7,445            61,685
  #Reed Elsevier P.L.C. ADR.....................................................          40,441         1,339,810
   Regus P.L.C..................................................................         957,526         1,391,623
   Renishaw P.L.C...............................................................          28,314           622,959
  *Renovo Group P.L.C...........................................................         132,895            35,153
  *Rentokil Initial P.L.C.......................................................       1,328,210         1,573,127
   Resolution, Ltd..............................................................       1,764,235         7,601,254
   Restaurant Group P.L.C.......................................................         122,168           571,513
   Rexam P.L.C..................................................................       1,151,457         6,799,425

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
  *Ricardo P.L.C................................................................          27,069   $       146,589
   Rightmove P.L.C..............................................................          47,459           961,929
   Rio Tinto P.L.C..............................................................         113,242         6,821,834
  #Rio Tinto P.L.C. Sponsored ADR...............................................         289,758        17,518,769
   RM P.L.C.....................................................................          31,960            39,338
   Robert Walters P.L.C.........................................................          96,470           300,897
   Robert Wiseman Dairies P.L.C.................................................          62,972           386,255
  *Rolls-Royce Holdings P.L.C...................................................         906,583        10,527,191
   Rotork P.L.C.................................................................          37,868         1,136,771
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR............................         319,548         2,690,594
  #Royal Dutch Shell P.L.C. ADR.................................................       1,249,686        91,651,971
   Royal Dutch Shell P.L.C. Series A............................................           2,759            97,880
   Royal Dutch Shell P.L.C. Series B............................................         109,362         3,996,853
   RPC Group P.L.C..............................................................         203,261         1,220,894
   RPS Group P.L.C..............................................................         290,183           954,335
   RSA Insurance Group P.L.C....................................................       4,701,372         7,858,477
   S&U P.L.C....................................................................           2,614            25,014
   SABmiller P.L.C..............................................................         385,960        14,669,958
   Safestore Holdings P.L.C.....................................................          38,911            65,367
   Sage Group P.L.C.............................................................       1,417,361         6,557,583
   Sainsbury (J.) P.L.C.........................................................         940,558         4,280,714
 #*Salamander Energy P.L.C......................................................         242,650           874,023
   Savills P.L.C................................................................         165,912           879,223
   Schroders P.L.C..............................................................         121,273         2,773,555
   Schroders P.L.C. Non-Voting..................................................          53,133           998,882
   SDL P.L.C....................................................................         132,839         1,360,170
   Senior P.L.C.................................................................         425,142         1,207,884
   Serco Group P.L.C............................................................         181,894         1,458,112
   Severfield-Rowen P.L.C.......................................................         122,164           378,934
   Severn Trent P.L.C...........................................................         102,815         2,473,303
   Shanks Group P.L.C...........................................................         541,844           840,906
   Shire P.L.C..................................................................           2,251            74,726
   Shire P.L.C. ADR.............................................................          24,880         2,476,058
   SIG P.L.C....................................................................         806,662         1,269,132
  *SkyePharma P.L.C. Sponsored ADR..............................................              80                43
   Smith & Nephew P.L.C.........................................................           7,085            68,662
  #Smith & Nephew P.L.C. Sponsored ADR..........................................          38,038         1,849,408
   Smiths Group P.L.C...........................................................         141,203         2,140,074
   Smiths News P.L.C............................................................         123,090           184,006
  *Soco International P.L.C.....................................................         278,216         1,281,391
 #*Southern Cross Healthcare P.L.C..............................................         120,532                --
   Spectris P.L.C...............................................................         103,458         2,500,427
   Speedy Hire P.L.C............................................................         189,796            80,864
   Spirax-Sarco Engineering P.L.C...............................................          51,759         1,617,264
   Spirent Communications P.L.C.................................................       2,178,826         4,084,799
  #Spirent Communications P.L.C. Sponsored ADR..................................          25,100           188,222
  *Spirit Pub Co. P.L.C.........................................................         883,786           695,922
  *Sportech P.L.C...............................................................          87,812            66,158
  *Sports Direct International P.L.C............................................         145,139           561,205
   SSE P.L.C....................................................................         436,306         8,418,038
   St. Ives Group P.L.C.........................................................          57,893            76,227
   St. James's Place P.L.C......................................................         178,579           985,850
   St. Modwen Properties P.L.C..................................................         144,139           283,009
   Stagecoach Group P.L.C.......................................................         295,791         1,313,431
   Standard Chartered P.L.C.....................................................         998,284        24,126,339
   Standard Life P.L.C..........................................................       2,521,684         8,670,175
   Sthree P.L.C.................................................................          42,650           183,020
  *STV Group P.L.C..............................................................          56,141            80,666
  *SuperGroup P.L.C.............................................................           3,687            37,841
   Synergy Health P.L.C.........................................................          53,653           716,891
   T. Clarke P.L.C..............................................................          26,802            16,466

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   TalkTalk Telecom Group P.L.C.................................................         396,472   $       769,429
 #*Talvivaara Mining Co. P.L.C..................................................          31,253           154,528
   Tate & Lyle P.L.C............................................................         407,706         4,258,974
  *Taylor Wimpey P.L.C..........................................................       4,162,243         2,786,339
   Ted Baker P.L.C..............................................................          12,672           147,007
  *Telecity Group P.L.C.........................................................         150,602         1,537,882
   Telecom Plus P.L.C...........................................................          23,457           249,984
   Tesco P.L.C..................................................................       2,310,794        11,652,262
  #Thomas Cook Group P.L.C......................................................         802,897           171,216
   Thorntons P.L.C..............................................................          37,958             8,074
   Timeweave P.L.C..............................................................          42,180            15,124
   Topps Tiles P.L.C............................................................          36,015            17,322
   Travis Perkins P.L.C.........................................................         295,071         4,086,987
   Tribal Group P.L.C...........................................................          44,362            44,763
  *Trifast P.L.C................................................................          29,862            19,378
  *Trinity Mirror P.L.C.........................................................         506,862           369,730
   TT electronics P.L.C.........................................................         200,016           526,830
   TUI Travel P.L.C.............................................................         597,063         1,802,922
   Tullett Prebon P.L.C.........................................................         292,985         1,377,881
   Tullow Oil P.L.C.............................................................          77,475         1,701,726
   UBM P.L.C....................................................................         214,934         1,863,591
  *UK Coal P.L.C................................................................         169,160            87,806
   UK Mail Group P.L.C..........................................................          12,676            45,753
   Ultra Electronics Holdings P.L.C.............................................          29,410           710,986
  #Umeco P.L.C..................................................................          61,337           346,241
   Unilever P.L.C...............................................................          17,957           580,313
   Unilever P.L.C. Sponsored ADR................................................         120,000         3,886,800
   Unite Group P.L.C............................................................         227,827           640,025
   United Utilities Group P.L.C.................................................         275,602         2,617,169
   United Utilities Group P.L.C. ADR............................................          10,818           205,542
   UTV Media P.L.C..............................................................         119,515           198,253
  *Vectura Group P.L.C..........................................................         420,574           389,548
   Vedanta Resources P.L.C......................................................          91,852         1,736,225
  *Vernalis P.L.C...............................................................           2,914               905
   Victrex P.L.C................................................................          40,288           813,405
   Vislink P.L.C................................................................          11,896             5,192
   Vitec Group P.L.C. (The).....................................................          22,412           196,847
   Vodafone Group P.L.C.........................................................         806,505         2,175,269
   Vodafone Group P.L.C. Sponsored ADR..........................................       2,020,600        54,738,054
   Volex P.L.C..................................................................          18,246            73,060
   Vp P.L.C.....................................................................          11,576            41,043
  *Wagon P.L.C..................................................................          17,912               353
   Weir Group P.L.C. (The)......................................................         136,924         4,230,259
   WH Smith P.LC................................................................         163,163         1,420,726
   Whitbread P.L.C..............................................................         187,562         4,866,747
   William Hill P.L.C...........................................................         826,769         2,931,191
   William Morrison Supermarkets P.L.C..........................................       1,517,790         6,847,458
   Wilmington Group P.L.C.......................................................         141,363           173,660
  *Wincanton P.L.C..............................................................          64,071            83,873
  *Wolfson Microelectronics P.L.C...............................................         193,734           485,784
   Wolseley P.L.C...............................................................         295,066        10,234,450
   Wolseley P.L.C. ADR..........................................................          62,362           213,902
   WPP P.L.C....................................................................          18,201           214,275
   WPP P.L.C. Sponsored ADR.....................................................         129,353         7,582,673
   WS Atkins P.L.C..............................................................          90,312           998,622
   WSP Group P.L.C..............................................................          82,843           326,348
   Xaar P.L.C...................................................................          24,829            93,218
  *Xchanging P.L.C..............................................................         226,808           246,651
   XP Power, Ltd................................................................           3,794            57,354
   Xstrata P.L.C................................................................         827,448        14,084,229
 #*Yell Group P.L.C.............................................................       3,343,027           303,722

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Yule Catto & Co. P.L.C.......................................................         231,142   $       714,958
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                     1,081,881,916
                                                                                                   ---------------

UNITED STATES -- (0.0%)
  *Swisher Hygiene, Inc.........................................................           5,978            20,983
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     5,471,921,608
                                                                                                   ---------------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Porsche Automobil Holding SE.................................................          55,763         3,433,898

SWEDEN -- (0.0%)
  *Klovern AB...................................................................           2,282            43,449

                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                         3,477,347
                                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights..............................          22,005                --
  *Navigator Resources, Ltd. Warrants 07/31/14..................................         115,006               488
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                               488
                                                                                                   ---------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...................................................          57,113                75
  *Deceuninck NV STRIP VVPR.....................................................          18,136                24
  *Elia System Operator SA NV STRIP VVPR........................................           2,262               298
 #*Nyrstar NV STRIP VVPR........................................................          67,312               176
  *Tessenderlo Chemie NV STRIP VVPR.............................................           2,854               261
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                               834
                                                                                                   ---------------

CANADA -- (0.0%)
  *Compton Petroleum Corp. Warrants 08/23/14....................................           1,282             1,611
  *Duluth Metals, Ltd. Warrants 01/18/13........................................           1,286               577
                                                                                                   ---------------
TOTAL CANADA....................................................................                             2,188
                                                                                                   ---------------

GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................         711,694           168,777

HONG KONG -- (0.0%)
  *Allied Properties (H.K.), Ltd. Warrants 06/13/16.............................         573,678             7,471
  *Sino Gas Group, Ltd. Rights 02/15/12.........................................         615,000                79
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                             7,550
                                                                                                   ---------------

NORWAY -- (0.0%)
  *Scana Industrier ASA Rights 02/03/12.........................................          66,606             5,676
                                                                                                   ---------------
SINGAPORE -- (0.0%)
  *Sinarmas Land, Ltd. Warrants 11/18/15........................................         384,252            48,877
                                                                                                   ---------------
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              25                 4
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                           234,394
                                                                                                   ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund..............................................     759,000,000   $   759,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $1,442,810) to be repurchased
     at $1,414,529..............................................................   $       1,415         1,414,520
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       760,414,520
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,628,486,998)^^......................................................                   $ 6,236,047,869
                                                                                                   ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                    ----------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------------------
                                        LEVEL 1           LEVEL 2     LEVEL 3        TOTAL
                                    --------------   --------------   -------   --------------
Common Stocks
   Australia.....................   $   23,699,122    $ 360,191,364     --      $  383,890,486
   Austria.......................           97,975       26,256,188     --          26,354,163
   Belgium.......................        9,045,386       49,078,585     --          58,123,971
   Canada........................      645,010,532          385,360     --         645,395,892
   Denmark.......................        2,723,543       46,583,066     --          49,306,609
   Finland.......................        3,051,981       75,844,519     --          78,896,500
   France........................       72,972,867      312,346,508     --         385,319,375
   Germany.......................       52,226,200      277,466,075     --         329,692,275
   Greece........................        1,895,920       18,515,356     --          20,411,276
   Hong Kong.....................          418,027      134,504,987     --         134,923,014
   Ireland.......................        9,555,207       21,576,468     --          31,131,675
   Israel........................       14,167,478       22,460,571     --          36,628,049
   Italy.........................       14,134,131      102,800,732     --         116,934,863
   Japan.........................       84,838,828    1,051,675,390     --       1,136,514,218
   Netherlands...................       28,758,352      106,254,175     --         135,012,527
   New Zealand...................          665,720       13,242,744     --          13,908,464
   Norway........................        7,811,168       55,817,338     --          63,628,506
   Portugal......................          232,536       17,803,927     --          18,036,463
   Singapore.....................          335,972       89,828,645     --          90,164,617
   Spain.........................       36,649,107       95,259,501     --         131,908,608
   Sweden........................        7,000,673      158,195,520     --         165,196,193
   Switzerland...................       58,826,839      279,814,126     --         338,640,965
   United Kingdom................      395,941,208      685,940,708     --       1,081,881,916
   United States.................           20,983               --     --              20,983
Preferred Stocks
   Germany.......................               --        3,433,898     --           3,433,898
   Sweden........................           43,449               --     --              43,449
Rights/Warrants
   Australia.....................              488               --     --                 488
   Belgium.......................               --              834     --                 834
   Canada........................            1,611              577     --               2,188
   Greece........................               --          168,777     --             168,777
   Hong Kong.....................            7,471               79     --               7,550
   Norway........................               --            5,676     --               5,676
   Singapore.....................           48,877               --     --              48,877
   Spain.........................                4               --     --                   4
Securities Lending Collateral....               --      760,414,520     --         760,414,520
                                    --------------   --------------   -------   --------------
TOTAL............................   $1,470,181,655   $4,765,866,214     --      $6,236,047,869
                                    ==============   ==============   =======   ==============

               See accompanying Notes to Schedules of Investments.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                                        VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company..........   $ 1,873,664,601
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.............     1,417,835,628
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company.......     1,141,693,338
Investment in The Canadian Small Company Series of The DFA Investment Trust Company.............       756,844,792
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company.........       738,110,681
                                                                                                   ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $5,883,164,939)...................     5,928,149,040
                                                                                                   ===============
   TOTAL INVESTMENTS - (100.0%) (Cost $5,883,164,939)^^.........................................    $5,928,149,040
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                      ---------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------------------
                                          LEVEL 1      LEVEL 2   LEVEL 3        TOTAL
                                      --------------   -------   -------   --------------
Affiliated Investment Companies....   $5,928,149,040      --        --     $5,928,149,040
                                      --------------     ---       ---     --------------
TOTAL..............................   $5,928,149,040      --        --     $5,928,149,040
                                      ==============     ===       ===     ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                        JAPANESE SMALL COMPANY PORTFOLIO

                                                                                                        VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.............   $   215,367,138
                                                                                                   ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $262,757,300)^^....................   $   215,367,138
                                                                                                   ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

                      ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                                        VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company.........   $   181,391,554
                                                                                                   ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $174,192,834)^^....................   $   181,391,554
                                                                                                   ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

      See accompanying Notes to Schedules of Investments.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                                                       VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company.......   $    32,962,637
                                                                                                   ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $31,237,813)^^.....................   $    32,962,637
                                                                                                   ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

                       CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                                       VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company..........   $   115,454,968
                                                                                                   ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $121,218,949)^^....................   $   115,454,968
                                                                                                   ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

               See accompanying Notes to Schedules of Investments.

               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.1%)
AUSTRALIA -- (24.8%)
   Abacus Property Group........................................................       1,347,536   $     2,619,827
  #Ale Property Group...........................................................         592,673         1,239,447
   Ardent Leisure Group.........................................................       1,555,462         1,742,621
   Aspen Group..................................................................       3,110,489         1,500,832
   Australian Education Trust...................................................         379,564           381,453
  *BGP Holdings (Private).......................................................      38,018,670                --
   BWP Trust....................................................................       1,801,228         3,335,029
   Carindale Property Trust NL..................................................          82,078           352,286
  *Centro Retail Australia, Ltd.................................................         376,311           735,099
   CFS Retail Property Trust....................................................       8,961,869        16,330,250
   Challenger Diversified Property Group........................................       2,322,125         1,206,434
  #Charter Hall Group...........................................................         968,546         2,197,705
  #Charter Hall Office REIT.....................................................       2,059,687         7,765,918
   Charter Hall Retail REIT.....................................................       1,356,830         4,687,784
  #Commonwealth Property Office Fund............................................      11,168,102        11,502,923
   Cromwell Property Group......................................................       1,521,978         1,148,101
   Dexus Property Group.........................................................      22,043,083        20,829,584
  *Galileo Japan Trust..........................................................          13,923             5,386
  #Goodman Group................................................................      33,167,286        22,555,173
   GPT Group....................................................................       8,176,623        26,816,152
   Growthpoint Properties Australia NL (B1Y9BC8)................................          47,091            98,663
  *Growthpoint Properties Australia NL (B787GW5)................................          14,127            29,546
   Investa Office Fund..........................................................      12,074,137         8,137,457
  *Mirvac Industrial Trust......................................................         826,524            69,998
  *Prime Retirement & Aged Care Property Trust..................................         116,309                --
  *Real Estate Capital Partners USA Property Trust..............................          12,853             6,825
  *Rubicon Europe Trust Group REIT..............................................         505,643                --
   Stockland Trust Group........................................................      10,337,539        36,871,763
 #*Tishman Speyer Office Fund...................................................       1,359,035           705,961
   Trafalgar Corporate Group, Ltd...............................................          43,870            30,948
  *Trinity Group................................................................         500,397           106,037
   Villa World Group............................................................          73,180            64,461
   Westfield Group..............................................................       9,497,150        85,687,437
   Westfield Retail Trust.......................................................      13,596,176        36,439,784
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       295,200,884
                                                                                                   ---------------

BELGIUM -- (1.5%)
  #Aedifica NV..................................................................          20,543         1,198,488
  #Befimmo SCA..................................................................          68,819         4,656,283
   Cofinimmo SA.................................................................          61,882         7,249,087
   Intervest Offices & Warehouses NV............................................          29,472           747,918
   Leasinvest Real Estate SCA...................................................           5,413           455,439
   Retail Estates NV............................................................           7,916           503,043
   Warehouses De Pauw SCA.......................................................          52,268         2,563,047
   Wereldhave Belgium NV........................................................           6,991           625,346
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        17,998,651
                                                                                                   ---------------

CANADA -- (7.6%)
  #Allied Properties REIT.......................................................         113,544         2,914,753
  #Artis REIT...................................................................         186,318         2,803,968
  #Boardwalk REIT...............................................................         108,825         5,696,843
  #Calloway REIT................................................................         243,254         6,513,783
  #Canadian Apartment Properties REIT...........................................         192,182         4,379,534
  #Canadian REIT................................................................         157,793         5,861,962
  #Chartwell Seniors Housing REIT...............................................         642,037         5,705,146
  #Cominar REIT.................................................................         152,682         3,301,232
  #Crombie REIT.................................................................         129,780         1,850,857
  #Dundee REIT..................................................................         137,263         4,581,822

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  #Extendicare REIT.............................................................         254,631   $     2,128,062
  #H&R REIT.....................................................................         631,246        14,668,427
 #*Huntingdon Capital Corp......................................................          27,638           240,906
  #InnVest REIT.................................................................         295,643         1,459,492
   InterRent REIT...............................................................          13,900            53,371
  *Lanesborough REIT............................................................          29,600            14,760
  #Morguard REIT................................................................         119,020         1,988,217
  #Northern Property REIT.......................................................          64,100         1,999,649
  #NorthWest Healthcare Properties REIT.........................................          47,200           577,584
  #Primaris Retail REIT.........................................................         178,457         3,838,952
  #Retrocom Mid-Market REIT.....................................................         114,116           637,329
  #RioCan REIT..................................................................         616,818        15,981,781
  #Whiterock REIT...............................................................         154,726         2,468,950
                                                                                                   ---------------
TOTAL CANADA....................................................................                        89,667,380
                                                                                                   ---------------

CHINA -- (0.1%)
  *RREEF China Commercial Trust.................................................       1,392,000            44,872
  #Yuexiu REIT..................................................................       3,176,000         1,490,124
                                                                                                   ---------------
TOTAL CHINA.....................................................................                         1,534,996
                                                                                                   ---------------

FRANCE -- (11.9%)
  #Acanthe Developpement SA.....................................................         167,536           120,384
   Affine SA....................................................................          27,451           471,530
   ANF Immobilier SA............................................................          43,497         1,620,629
   Cegereal SA..................................................................          15,513           314,589
 #*FIPP SA......................................................................         167,536            46,020
   Fonciere des Regions SA......................................................         130,102         8,607,063
  #Gecina SA....................................................................         103,467         9,895,384
   ICADE SA.....................................................................         110,792         9,041,948
   Klepierre SA.................................................................         501,036        15,072,286
   Mercialys SA.................................................................         144,915         5,034,915
   Societe de la Tour Eiffel SA.................................................          28,168         1,455,101
   Societe Immobiliere de Location pour l'Industrie et le Commerce SA...........          59,255         6,016,301
  #Unibail-Rodamco SE...........................................................         436,834        84,057,421
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       141,753,571
                                                                                                   ---------------
GERMANY -- (0.3%)
   Alstria Office REIT AG.......................................................         189,211         2,258,150
   Hamborner REIT AG............................................................          70,116           644,307
                                                                                                   ---------------
TOTAL GERMANY...................................................................                         2,902,457
                                                                                                   ---------------
GREECE -- (0.0%)
   Eurobank Properties Real Estate Investment Co. S.A...........................          53,192           263,812
                                                                                                   ---------------
HONG KONG -- (4.0%)
  #Champion REIT................................................................      11,533,012         4,578,127
   Link REIT (The)..............................................................      10,693,105        39,064,518
   Prosperity REIT..............................................................       4,938,000         1,043,895
   Regal REIT...................................................................       4,424,000         1,128,810
  #Sunlight REIT................................................................       5,026,000         1,554,212
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                        47,369,562
                                                                                                   ---------------
ISRAEL -- (0.1%)
   Reit 1, Ltd..................................................................         314,856           561,393
ITALY -- (0.2%)
   Beni Stabili SpA (5808135)...................................................       2,985,547         1,482,541
   Beni Stabili SpA (B5N3Q91)...................................................         694,482           327,055
   Immobiliare Grande Distribuzione SpA.........................................         652,409           657,885
                                                                                                   ---------------
TOTAL ITALY.....................................................................                         2,467,481
                                                                                                   ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (13.6%)
   Advance Residence Investment Corp............................................           4,552   $     8,222,584
   Daiwa Office Investment Corp.................................................           1,160         2,619,389
  #Daiwahouse Residential Investment Corp.......................................             551         3,529,790
  #Frontier Real Estate Investment Corp.........................................             820         6,568,934
   Fukuoka REIT Corp............................................................             481         3,190,201
  #Global One Real Estate Investment Co.........................................             422         2,914,748
   Hankyu REIT, Inc.............................................................             356         1,554,959
  #Heiwa Real Estate REIT, Inc..................................................           2,182         1,122,387
   Ichigo Real Estate Investment Corp...........................................           2,130           859,177
   Industrial & Infrastructure Fund Investment Corp.............................             333         1,711,928
   Invincible Investment Corp...................................................           1,903           161,015
   Japan Excellent, Inc.........................................................             780         3,264,478
   Japan Hotel & Resort, Inc....................................................             437         1,012,260
  #Japan Logistics Fund, Inc....................................................             681         5,525,864
  #Japan Prime Realty Investment Corp...........................................           3,163         7,569,485
   Japan Real Estate Investment Corp............................................           2,132        18,675,729
  #Japan Rental Housing Investments, Inc........................................           3,117         1,434,389
  #Japan Retail Fund Investment Corp............................................           8,467        12,307,531
   Kenedix Realty Investment Corp...............................................           1,318         3,879,108
   MID REIT, Inc................................................................             758         1,840,488
  #Mori Hills REIT Investment Corp..............................................             824         2,733,152
   MORI TRUST Sogo REIT, Inc....................................................             794         6,845,632
  #Nippon Accommodations Fund, Inc..............................................             845         5,579,149
   Nippon Building Fund, Inc....................................................           2,569        23,084,739
  #Nippon Hotel Fund Investment Corp............................................             183           476,047
   Nomura Real Estate Office Fund, Inc..........................................           1,285         6,893,398
   Nomura Real Estate Residential Fund, Inc.....................................             554         2,529,019
   ORIX JREIT, Inc..............................................................           1,299         5,548,765
   Premier Investment Corp......................................................             753         2,502,285
   Sekisui House SI Investment Co., Ltd.........................................             480         1,896,410
  #TOKYU REIT, Inc..............................................................             694         3,478,576
   Top REIT, Inc................................................................             640         2,949,675
   United Urban Investment Corp.................................................           8,713         9,521,843
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                       162,003,134
                                                                                                   ---------------

MALAYSIA -- (0.1%)
   Al-'Aqar Healthcare REIT Berhad..............................................         114,100            44,229
   Al-Hadharah Boustead REIT Berhad.............................................         276,300           163,250
   Amanahraya REIT Berhad.......................................................          97,900            29,779
   AmFirst REIT Berhad..........................................................         452,400           178,365
   Axis REIT Berhad.............................................................         524,546           474,022
   CapitaMalls Malaysia Trust Berhad............................................         510,400           249,913
   Hektar REIT Berhad...........................................................         131,300            58,246
   Quill Capita Trust Berhad....................................................          16,400             6,141
   Starhill REIT Berhad.........................................................       1,204,600           374,258
  *Tower REIT Berhad............................................................          27,500            12,208
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                         1,590,411
                                                                                                   ---------------

NETHERLANDS -- (2.9%)
   Corio NV.....................................................................         289,586        13,494,843
   Eurocommercial Properties NV.................................................         196,020         6,790,984
  #Nieuwe Steen Investments NV..................................................         252,856         3,111,291
   VastNed Retail NV............................................................          90,896         4,050,311
   Wereldhave NV................................................................         100,974         7,412,265
                                                                                                   ---------------
TOTAL NETHERLANDS..............................................................                         34,859,694
                                                                                                   ---------------
NEW ZEALAND -- (0.7%)
   Argosy Property Trust........................................................       1,959,438         1,334,263
  #Goodman Property Trust.......................................................       3,621,348         3,049,154
   Kiwi Income Property Trust...................................................       3,677,382         3,169,500

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
NEW ZEALAND -- (Continued)
  #Property for Industry, Ltd...................................................         482,610   $       462,093
   Vital Healthcare Property Trust..............................................         630,023           598,266
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                         8,613,276
                                                                                                   ---------------
SINGAPORE -- (6.4%)
  #AIMS AMP Capital Industrial REIT.............................................         500,400           403,268
   Ascendas India Trust.........................................................       2,599,000         1,578,360
   Ascendas REIT................................................................       8,483,000        12,564,312
  #Ascott Residence Trust.......................................................       3,057,000         2,404,596
  *Cache Logistics Trust........................................................         253,000           197,907
   Cambridge Industrial Trust...................................................       5,619,282         2,273,459
  #CapitaCommercial Trust.......................................................       9,530,000         8,122,248
  #CapitaMall Trust.............................................................       9,481,300        12,863,508
   CapitaRetail China Trust.....................................................       1,737,000         1,698,629
   CDL Hospitality Trusts.......................................................       3,345,000         4,713,219
  #First REIT...................................................................       2,059,000         1,276,059
  #Fortune REIT, Ltd............................................................       1,429,000           729,388
   Frasers Centrepoint Trust....................................................       2,332,000         2,656,872
   Frasers Commercial Trust.....................................................       2,261,200         1,382,376
   K-REIT Asia..................................................................       3,159,150         2,206,257
   Lippo Malls Indonesia Retail Trust...........................................       7,291,000         2,196,174
   Mapletree Logistics Trust....................................................       6,192,430         4,280,561
   Parkway Life REIT............................................................       1,743,000         2,460,391
  #Saizen REIT..................................................................       1,328,000           148,734
   Starhill Global REIT.........................................................       6,550,000         3,150,250
   Suntec REIT..................................................................       9,535,000         8,505,840
  *Treasury China Trust.........................................................           2,000             2,222
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                        75,814,630
                                                                                                   ---------------
SOUTH AFRICA -- (1.4%)
   Capital Property Fund........................................................       3,547,190         4,162,979
   Emira Property Fund..........................................................       1,637,361         2,621,827
   Fountainhead Property Trust..................................................       5,029,736         4,498,088
   SA Corporate Real Estate Fund................................................       8,713,186         3,981,066
   Sycom Property Fund..........................................................         570,995         1,737,499
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                        17,001,459
                                                                                                   ---------------

TAIWAN -- (0.6%)
   Cathay No.1 REIT.............................................................       5,235,000         2,454,354
   Cathay No.2 REIT.............................................................       2,505,000         1,099,898
   Fubon No.1 REIT..............................................................         335,000           166,472
   Fubon No.2 REIT..............................................................       2,435,000           973,043
   Gallop No.1 REIT.............................................................         488,000           187,550
   Shin Kong No.1 REIT..........................................................       2,542,000           975,396
   Trident REIT.................................................................       1,484,000         1,095,408
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                         6,952,121
                                                                                                   ---------------

TURKEY -- (0.4%)
  *Akmerkez Gayrimenkul Yatirim Ortakligi A.S...................................          69,570           663,059
   Alarko Gayrimenkul Yatirim Ortakligi A.S.....................................          23,025           205,759
  *Dogus Gayrimenkul Yatirim Ortakligi A.S......................................         173,964           171,944
  *Emlak Konut Gayrimenkul Yatirim Ortakligi A.S................................       1,209,119         1,438,084
   Is Gayrimenkul Yatirim Ortakligi A.S.........................................       1,574,172           998,344
   Sinpas Gayrimenkul Yatirim Ortakligi A.S.....................................       1,258,502           812,582
  *Torunlar Gayrimenkul Yatirim Ortakligi A.S...................................          98,283           235,337
                                                                                                   ---------------
TOTAL TURKEY....................................................................                         4,525,109
                                                                                                   ---------------

UNITED KINGDOM -- (13.5%)
   A & J Mucklow Group P.L.C....................................................         244,579         1,231,436
   Big Yellow Group P.L.C.......................................................         545,984         2,409,519

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   British Land Co. P.L.C.......................................................       4,228,229   $    32,612,051
   Capital Shopping Centres Group P.L.C.........................................       2,790,723        14,236,715
   Derwent London P.L.C.........................................................         442,830        11,693,975
   Great Portland Estates P.L.C.................................................       1,511,469         8,594,042
   Hammerson P.L.C..............................................................       3,520,008        20,954,433
   Hansteen Holdings P.L.C......................................................       1,146,743         1,327,782
   Land Securities Group P.L.C..................................................       3,897,095        41,453,886
   London & Stamford Property P.L.C.............................................         561,423           929,555
   McKay Securities P.L.C.......................................................         301,723           532,969
   Metric Property Investments P.L.C............................................          30,956            40,026
   Primary Health Properties P.L.C..............................................         326,855         1,679,834
   Segro P.L.C..................................................................       3,643,477        12,638,289
   Shaftesbury P.L.C............................................................       1,059,836         8,370,239
   Town Centre Securities P.L.C.................................................              65               139
   Workspace Group P.L.C........................................................         387,870         1,383,365
                                                                                                   ---------------
TOTAL UNITED KINGDOM.........................................................                          160,088,255
                                                                                                   ---------------
TOTAL COMMON STOCKS..........................................................                        1,071,168,276
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
  *Nieuwe Steen Investments NV Value Retention Warrants                                   90,332                --
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@DFA Short Term Investment Fund..............................................     115,000,000       115,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $2,917,677) to be repurchased
     at $2,860,487..............................................................   $       2,860         2,860,468
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       117,860,468
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,232,085,180)^^......................................................                    $1,189,028,744
                                                                                                   ===============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                             --------------------------------------------------------
                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                             --------------------------------------------------------
                                                LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                             -----------   --------------   -------   ---------------
Common Stocks
   Australia..............................   $   735,099   $  294,465,785      --     $   295,200,884
   Belgium................................            --       17,998,651      --          17,998,651
   Canada.................................    89,667,380               --      --          89,667,380
   China..................................            --        1,534,996      --           1,534,996
   France.................................        46,020      141,707,551      --         141,753,571
   Germany................................            --        2,902,457      --           2,902,457
   Greece.................................            --          263,812      --             263,812
   Hong Kong                                          --       47,369,562      --          47,369,562
   Israel.................................            --          561,393      --             561,393
   Italy..................................            --        2,467,481      --           2,467,481
   Japan..................................            --      162,003,134      --         162,003,134
   Malaysia...............................            --        1,590,411      --           1,590,411
   Netherlands............................            --       34,859,694      --          34,859,694
   New Zealand............................            --        8,613,276      --           8,613,276
   Singapore..............................            --       75,814,630      --          75,814,630
   South Africa...........................            --       17,001,459      --          17,001,459
   Taiwan.................................            --        6,952,121      --           6,952,121
   Turkey.................................            --        4,525,109      --           4,525,109
   United Kingdom.........................            --      160,088,255      --         160,088,255
Rights/Warrants
   Netherlands............................            --               --      --                  --
Securities Lending Collateral.............            --      117,860,468      --         117,860,468
                                             -----------   --------------   -------   ---------------
TOTAL.....................................   $90,448,499   $1,098,580,245      --     $ 1,189,028,744
                                             ===========   ==============   =======   ===============

               See accompanying Notes to Schedule of Investments.

                   DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   --------------  ---------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc..........................................      24,368,252   $   598,240,587
Investment in DFA International Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc..........................................     78,194,947        365,952,352
                                                                                                   ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $776,550,488)..........................................................                       964,192,939
                                                                                                   ---------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
      Portfolio - Institutional Shares
      (Cost $1,655,605).........................................................       1,655,605         1,655,605
                                                                                                   ---------------
   TOTAL INVESTMENTS - (100.0%) (Cost $778,206,093)^^...........................                   $   965,848,544
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                          VALUATION INPUTS
                                                         ---------------------------------------------------
                                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                                         ---------------------------------------------------
                                                             LEVEL 1     LEVEL 2    LEVEL 3        TOTAL
                                                         -------------   -------   ---------   -------------
Affiliated Investment Companies.......................   $ 964,192,939      --         --       $ 964,192,939
Temporary Cash Investments............................       1,655,605      --         --           1,655,605
                                                         -------------     ---        ---       -------------
TOTAL.................................................   $ 965,848,544      --         --       $ 965,848,544
                                                         =============     ===        ===       =============

               See accompanying Notes to Schedule of Investments.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (6.3%)
  #Aditya Birla Minerals, Ltd...................................................       3,160,854   $     2,980,677
 #*AED Oil, Ltd.................................................................         992,337                --
 #*AJ Lucas Group, Ltd..........................................................         580,036           751,270
  #Alesco Corp., Ltd............................................................       1,965,343         2,644,546
  *Allied Gold Mining P.L.C.....................................................          54,896           115,224
  *Amadeus Energy, Ltd..........................................................       1,422,293           339,810
   Amalgamated Holdings, Ltd....................................................       1,971,336        12,153,266
   Amcom Telecommunications, Ltd................................................       1,589,713         1,417,535
  *Antares Energy, Ltd..........................................................         469,504           194,200
   AP Eagers, Ltd...............................................................         103,506         1,358,797
  #APN News & Media, Ltd........................................................       7,522,594         5,813,650
   Ariadne Australia, Ltd.......................................................         355,965           143,041
   Ausdrill, Ltd................................................................       1,061,286         4,006,749
   Ausenco, Ltd.................................................................           4,072            12,657
   Austal, Ltd..................................................................         263,161           566,207
  *Australian Agricultural Co., Ltd.............................................       5,931,553         8,745,386
   Australian Pharmaceutical
   Industries, Ltd..............................................................       3,314,737         1,055,216
   Australian Worldwide Exploration, Ltd........................................       9,150,390        14,560,788
   Automotive Holdings Group NL.................................................         496,400         1,027,309
   AVJennings, Ltd..............................................................          28,651            12,179
  #Bank of Queensland, Ltd......................................................       1,021,960         8,216,734
 #*Bannerman Resources, Ltd.....................................................         967,352           241,768
  #Beach Energy, Ltd............................................................      21,000,533        32,937,731
  #Billabong International, Ltd.................................................       2,761,277         5,494,521
 #*BlueScope Steel, Ltd.........................................................      28,035,872        12,039,442
 #*Boom Logistics, Ltd..........................................................       3,978,716         1,137,732
  *Bravura Solutions, Ltd.......................................................         117,759            18,774
   Breville Group, Ltd..........................................................       2,092,049         6,541,777
  #Brickworks, Ltd..............................................................         450,712         5,128,625
   BSA, Ltd.....................................................................         298,915            76,111
   Calliden Group, Ltd..........................................................       3,178,668           476,282
 #*Cape Lambert Resources, Ltd..................................................       7,444,989         4,465,745
 #*Capral, Ltd..................................................................         199,909            35,007
  *Carnarvon Petroleum, Ltd.....................................................          31,648             4,027
  *CDS Technologies, Ltd........................................................          15,209                --
  *Circadian Technologies, Ltd..................................................         106,898            59,279
 #*Citigold Corp., Ltd..........................................................      11,262,392         1,041,360
   Clough, Ltd..................................................................         731,396           535,973
  *Coal of Africa, Ltd..........................................................         979,635         1,036,056
  *Coffey International, Ltd....................................................         468,988           253,914
   Collection House, Ltd........................................................          24,344            19,499
  *Continental Coal, Ltd........................................................       2,089,771           464,552
 #*Cooper Energy, Ltd...........................................................       2,768,712         1,130,969
   Coventry Group, Ltd..........................................................         578,498         1,451,881
   CSG, Ltd.....................................................................          25,568            14,107
   CSR, Ltd.....................................................................       2,989,274         6,502,369
   Customers, Ltd...............................................................          45,456            40,962
 #*Deep Yellow, Ltd.............................................................       3,078,407           376,047
  *Devine, Ltd..................................................................       1,477,620         1,144,459
  *Downer EDI, Ltd..............................................................       4,347,331        16,661,325
 #*Elders, Ltd..................................................................       9,301,839         2,372,598
  #Emeco Holdings, Ltd..........................................................       9,639,061        10,478,865
 #*Energy Resources of Australia, Ltd...........................................       2,095,304         3,427,946
  #eServGlobal, Ltd.............................................................         287,597            91,600
  *Evolution Mining, Ltd........................................................          41,679            80,247
  #FKP Property Group, Ltd......................................................      15,866,128        10,676,838
  #Fletcher Building, Ltd.......................................................         496,842         2,653,245
  *Forest Enterprises Australia, Ltd............................................      10,714,725                --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Gazal Corp., Ltd.............................................................          87,721   $       153,700
  *Geodynamics, Ltd.............................................................       1,452,857           247,015
  #Goodman Fielder, Ltd.........................................................      37,803,693        21,058,065
   GrainCorp, Ltd...............................................................       2,965,452        24,695,563
  #Grange Resources, Ltd........................................................       1,655,842         1,027,872
 #*Gunns, Ltd...................................................................      15,479,938         1,973,489
 #*Hastie Group, Ltd............................................................         397,080           237,639
  *Heron Resources, Ltd.........................................................         673,833           118,021
   HFA Holdings, Ltd............................................................         153,930           139,820
   HGL, Ltd.....................................................................         553,377           586,953
 #*Hillgrove Resources, Ltd.....................................................       6,035,163         1,377,351
  #Hills Holdings, Ltd..........................................................       2,217,073         2,431,810
  *Hutchison Telecommunications Australia, Ltd..................................          93,522             5,766
   iiNet, Ltd...................................................................         341,963         1,088,962
   Iluka Resources, Ltd.........................................................       1,204,515        23,406,899
  #Independence Group NL........................................................         102,154           427,519
  *Indophil Resources NL........................................................       1,863,584           700,652
 #*Infigen Energy, Ltd..........................................................       4,913,107         1,459,244
   IOOF Holdings, Ltd...........................................................          40,966           243,349
   Jetset Travelworld, Ltd......................................................           2,910             2,097
   K&S Corp., Ltd...............................................................         137,226           177,704
 #*Kagara, Ltd..................................................................       9,662,658         3,530,470
  *Lednium, Ltd.................................................................         438,495            37,242
   Lemarne Corp., Ltd...........................................................          90,841            52,000
  *Leyshon Resources, Ltd.......................................................          67,190            13,916
  *MacMahon Holdings, Ltd.......................................................       9,937,865         6,956,624
   Macquarie Telecom Group, Ltd.................................................          24,934           195,432
  #MaxiTRANS Industries, Ltd....................................................       4,471,429         1,988,471
   McPherson's, Ltd. (6542056)..................................................       1,299,269         2,376,384
  *McPherson's, Ltd. (B5Q2YV3)..................................................         324,817                --
 #*MEO Australia, Ltd...........................................................       1,258,809           253,539
  *Mercury Mobility, Ltd........................................................         540,158            11,469
  *Metals X, Ltd................................................................         820,020           191,215
  *Metgasco, Ltd................................................................       1,161,783           467,958
  #Mincor Resources NL..........................................................       2,131,221         1,684,416
  *Mineral Deposits, Ltd........................................................         398,368         2,404,951
 #*Molopo Energy, Ltd...........................................................       1,648,921         1,067,233
 #*Moly Mines, Ltd..............................................................         240,401            81,592
  #MSF Sugar, Ltd...............................................................          27,842           130,836
 #*Murchison Metals, Ltd........................................................         637,700           294,030
  *Namoi Cotton Cooperative, Ltd................................................         152,330            28,266
   National Can Industries, Ltd.................................................          18,850            21,213
  *Nexus Energy, Ltd............................................................      12,954,187         2,888,406
  *Norton Gold Fields, Ltd......................................................         502,446           111,941
  *Nufarm, Ltd..................................................................       2,855,792        13,809,632
   OneSteel, Ltd................................................................       3,352,410         2,632,990
 #*Otto Energy, Ltd.............................................................       1,662,901           160,572
   Pacific Brands, Ltd..........................................................      25,649,033        16,866,655
 #*Paladin Energy, Ltd..........................................................       3,337,426         6,523,111
  #Panoramic Resources, Ltd.....................................................       1,153,957         1,615,540
  *PaperlinX, Ltd...............................................................      11,075,816           772,855
  *Payce Consolidated, Ltd......................................................         179,001           589,113
  *Perilya, Ltd.................................................................         231,114           100,593
  *Petsec Energy, Ltd...........................................................         525,398            66,947
  *Photon Group, Ltd............................................................       8,801,306           465,180
  *Plantcorp NL.................................................................          14,403                --
 #*Platinum Australia, Ltd......................................................       1,740,063           177,383
   PMP, Ltd.....................................................................       6,456,626         3,450,834
  #Premier Investments, Ltd.....................................................       1,391,821         7,199,824
  #Primary Health Care, Ltd.....................................................      10,019,264        31,646,024
   Prime Media Group, Ltd.......................................................       2,093,622         1,452,458

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  #PrimeAg, Ltd.................................................................       1,368,347   $     1,530,715
   Programmed Maintenance Service, Ltd..........................................       1,618,029         3,519,547
   RCR Tomlinson, Ltd...........................................................         233,922           396,847
  *Red 5, Ltd...................................................................          41,091            79,038
   Regional Express Holdings, Ltd...............................................          21,861            26,003
  *Resolute Mining, Ltd.........................................................       2,180,637         4,732,708
 #*Resource Generation, Ltd.....................................................         615,492           241,460
  #Ridley Corp., Ltd............................................................       8,135,603         8,816,169
  *Roc Oil Co., Ltd.............................................................       4,229,637         1,525,069
   Ruralco Holdings, Ltd........................................................           5,076            16,758
  #Select Harvests, Ltd.........................................................         139,372           263,173
  *Service Stream, Ltd..........................................................       2,486,258           816,915
   Seven Group Holdings, Ltd....................................................       1,204,012        10,031,376
   Sigma Pharmaceuticals, Ltd...................................................      15,720,714        10,021,850
  #Skilled Group, Ltd...........................................................         675,922         1,257,557
   Southern Cross Media Group, Ltd..............................................       9,294,292        11,450,720
   Spotless Group, Ltd..........................................................       2,921,521         7,448,703
  *St. Barbara, Ltd.............................................................          10,000            24,810
  *Straits Resources, Ltd.......................................................       3,677,497         2,636,261
 #*Strike Resources, Ltd........................................................         278,159            58,875
  #STW Communications Group, Ltd................................................       4,468,394         4,218,179
 #*Sunland Group, Ltd...........................................................       5,108,129         4,006,175
  *Swick Mining Services, Ltd...................................................         411,858           152,515
  *Tap Oil, Ltd.................................................................       5,076,579         4,201,125
  #Tassal Group, Ltd............................................................       1,533,558         2,081,117
  #Ten Network Holdings, Ltd....................................................         729,297           681,203
 #*Teranga Gold Corp............................................................       1,109,485         2,699,325
   TFS Corp., Ltd...............................................................         137,694            80,337
   Thakral Holdings Group, Ltd..................................................      11,336,632         6,913,874
  *Toro Energy, Ltd.............................................................       2,303,106           244,538
   Transfield Services, Ltd.....................................................         336,221           713,626
 #*Transpacific Industries Group, Ltd...........................................      15,316,699        13,627,382
   Trust Co., Ltd. (The)........................................................          11,282            62,188
  *Unity Mining, Ltd............................................................       3,977,975           485,542
  #UXC, Ltd.....................................................................       5,226,590         2,359,581
  *VDM Group, Ltd...............................................................         571,638            26,804
  #Village Roadshow, Ltd........................................................       3,194,788        10,168,856
 #*Virgin Australia Holdings, Ltd...............................................      39,419,376        13,368,288
   Watpac, Ltd..................................................................         717,456           849,318
   WDS, Ltd.....................................................................         374,097           242,462
  *WestSide Corp., Ltd..........................................................           2,415               692
   WHK Group, Ltd...............................................................       3,141,266         2,809,196
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       523,990,556
                                                                                                   ---------------
AUSTRIA -- (0.8%)
   Agrana Beteiligungs AG.......................................................          90,661         9,786,896
   Allgemeine Sparkasse Baugesellschaft AG......................................             120            18,451
 #*A-TEC Industries AG..........................................................         202,339           222,321
  *Austria Technologie & Systemtechnik AG.......................................          10,442           120,481
  #Flughafen Wien AG............................................................         177,807         6,548,841
   Frauenthal Holding AG........................................................          12,631           153,767
 #*Intercell AG.................................................................         138,636           427,094
   Lenzing AG...................................................................          11,994         1,098,311
   Linz Textil Holding AG.......................................................             212           124,504
   Mayr-Melnhof Karton AG.......................................................          74,127         6,972,926
  #Oberbank AG..................................................................          39,030         2,409,831
 #*Strabag SE...................................................................         266,935         7,837,929
   Uniqa Versicherungen AG......................................................          78,982         1,141,132
  #Wienerberger AG..............................................................       2,367,672        27,303,866
   Wolford AG...................................................................           2,736            82,419
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                        64,248,769
                                                                                                   ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (0.9%)
   Ackermans & van Haaren NV....................................................         102,624   $     8,248,275
  *Agfa-Gevaert NV..............................................................       3,935,468         7,111,935
   Banque Nationale de Belgique SA..............................................           4,129        12,152,046
   Barco NV.....................................................................          23,808         1,289,497
  #Bekaert NV...................................................................          31,040         1,266,048
  #Compagnie d'Entreprises SA...................................................          20,758         1,113,420
   Compagnie Immobiliere de Belgique SA.........................................          44,570         1,459,149
   Compagnie Maritime Belge SA..................................................          38,601           876,366
  *Deceuninck NV................................................................         489,249           685,825
   D'ieteren SA.................................................................         240,005        11,954,053
 #*Euronav SA...................................................................         243,739         1,547,043
   Exmar NV.....................................................................          24,422           182,406
   Floridienne SA...............................................................           1,824           321,954
   Gimv NV......................................................................          10,832           528,725
   Ion Beam Applications SA.....................................................           4,754            37,531
   Jensen-Group NV..............................................................          45,175           458,105
  #Nyrstar NV...................................................................         396,799         3,713,713
   Omega Pharma SA..............................................................             420            19,765
  *Option NV....................................................................          66,738            26,122
  *Papeteries Catala SA.........................................................             188            10,082
  *RealDolmen NV................................................................           8,406           193,638
   Recticel SA..................................................................         445,795         3,056,651
   Roularta Media Group NV......................................................          26,844           557,003
  *SAPEC SA.....................................................................           8,276           464,039
   Sioen Industries NV..........................................................          99,173           695,067
   Softimat SA..................................................................          84,632           439,346
   Tessenderlo Chemie NV........................................................         519,331        17,747,787
   VPK Packaging Group SA.......................................................             725            28,468
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        76,184,059
                                                                                                   ---------------

CANADA -- (12.1%)
  *20-20 Technologies, Inc......................................................           7,700            22,462
 #*5N Plus, Inc.................................................................          69,052           355,349
   Aastra Technologies, Ltd.....................................................          63,845         1,075,438
   Aberdeen International, Inc..................................................         186,926           111,854
 #*Advantage Oil & Gas, Ltd.....................................................       3,898,265        13,879,332
   Aecon Group, Inc.............................................................       1,211,781        13,595,828
  #AGF Management, Ltd. Class B.................................................         367,084         5,755,022
  *Ainsworth Lumber Co., Ltd....................................................         590,912           789,690
  *Air Canada Class A...........................................................         528,707           569,466
   Akita Drilling, Ltd. Class A.................................................           7,800            75,612
  *Alexis Minerals Corp.........................................................         102,198             4,587
   Algoma Central Corp..........................................................          24,401         2,409,194
  #Algonquin Power & Utilities Corp.............................................         885,766         5,291,451
   Alliance Grain Traders, Inc..................................................           2,801            52,629
  *Altius Minerals Corp.........................................................          85,248           958,158
   Altus Group, Ltd.............................................................          14,000            76,653
   Amerigo Resources, Ltd.......................................................       2,114,398         1,855,660
  *Anderson Energy, Ltd.........................................................       3,793,198         1,815,832
   Andrew Peller, Ltd. Class A..................................................          19,200           185,356
 #*Antrim Energy, Inc...........................................................       2,386,236         3,141,350
  *Anvil Mining, Ltd............................................................       3,324,604        25,132,640
   Armtec Infrastructure, Inc...................................................          29,300            61,657
   Astral Media, Inc. Class A...................................................          10,600           372,644
 #*Atna Resource, Ltd...........................................................          79,567            88,875
  *Atrium Innovations, Inc......................................................         107,482         1,264,872
  *ATS Automation Tooling System, Inc...........................................       2,416,146        16,843,383
  *Aura Minerals, Inc...........................................................         156,471           179,457
  *AuRico Gold, Inc.............................................................         101,826           963,727
   AutoCanada, Inc..............................................................             700             4,985
  #AvenEx Energy Corp...........................................................         208,640         1,154,834

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *AXIA NetMedia Corp...........................................................          23,749   $        35,291
 #*Baja Mining Corp.............................................................       1,282,208         1,163,667
 #*Ballard Power Systems, Inc...................................................       2,041,671         2,402,685
 #*Bellatrix Exploration, Ltd...................................................       1,862,864         8,657,571
 #*BioExx Specialty Proteins, Ltd...............................................         217,500            42,298
  *Boralex, Inc. Class A........................................................         671,137         5,655,837
  *Brookfield Residential Properties, Inc.......................................           2,711            23,549
  *C&C Energia, Ltd.............................................................           7,200            62,256
 #*Calmena Energy Services, Inc.................................................          15,000             3,740
  *Calvalley Petroleum, Inc. Class A............................................          20,700            35,508
  #Canaccord Capital, Inc.......................................................         271,580         2,123,454
   Canam Group, Inc. Class A....................................................         905,946         3,731,482
 #*Canfor Corp..................................................................       2,838,309        33,203,715
  *Cangene Corp.................................................................          13,825            24,404
  *Canickel Mining, Ltd.........................................................         318,172             9,519
   CanWel Building Materials Group, Ltd.........................................          23,900            59,589
  #Capstone Infrastructure Corp.................................................         431,611         1,717,491
  *Capstone Mining Corp.........................................................       1,496,299         5,163,254
 #*Cardero Resource Corp........................................................         752,229         1,080,293
   Cargojet, Inc................................................................           2,656            23,575
   Cascades, Inc................................................................       2,141,123         9,609,109
   CCL Industries, Inc. Class B.................................................         280,117         8,864,179
  *CE Franklin, Ltd.............................................................             800             6,742
  *Celestica, Inc...............................................................       4,577,603        38,987,463
  *Cequence Energy, Ltd.........................................................         666,584         1,196,620
 #*China Gold International Resources Corp., Ltd................................         240,138           771,162
  *Chinook Energy, Inc..........................................................          53,838            78,929
   Churchill Corp. Class A (The)................................................          28,427           355,231
 #*CIC Energy Corp..............................................................          43,983            35,092
  *Clarke, Inc..................................................................         205,960           862,703
   Cogeco Cable, Inc............................................................          17,435           839,843
   Colabor Group, Inc...........................................................         121,790         1,366,448
 #*COM DEV International, Ltd...................................................         500,893           989,098
  *Compton Petroleum Corp.......................................................          17,653            75,704
 #*Connacher Oil & Gas, Ltd.....................................................      10,377,649        10,039,214
 #*Corridor Resources, Inc......................................................          46,900            42,564
 #*Cott Corp....................................................................       1,455,028        10,186,792
 #*Crew Energy, Inc.............................................................         214,900         2,936,202
  *Crocodile Gold Corp..........................................................       1,496,769           880,716
  *Crocotta Energy, Inc.........................................................         136,875           487,328
  *Delphi Energy Corp...........................................................       2,766,480         5,131,797
 #*Denison Mines Corp...........................................................       7,705,188        13,217,237
  *DHX Media, Ltd...............................................................          11,600            11,222
   Dorel Industries, Inc. Class B...............................................         842,000        20,808,577
 #*DragonWave, Inc..............................................................          27,723           114,188
 #*Dundee Precious Metals, Inc..................................................       1,345,340        12,625,560
  *Dynasty Metals & Mining, Inc.................................................           4,528            10,070
  *Eastern Platinum, Ltd........................................................       1,979,261         1,065,923
   E-L Financial Corp., Ltd.....................................................             929           352,069
 #*Endeavour Mining Corp........................................................       2,255,902         5,827,053
   Ensign Energy Services, Inc..................................................         458,574         7,134,491
  *Epsilon Energy, Ltd..........................................................           6,900            22,021
  *Equal Energy, Ltd............................................................         152,411           644,483
   Equitable Group, Inc.........................................................          44,349         1,214,987
  *Essential Energy Services, Ltd...............................................       1,147,879         2,346,816
   Exco Technologies, Ltd.......................................................          54,800           215,877
  *Fairborne Energy, Ltd........................................................       2,264,882         5,466,256
 #*Fibrek, Inc..................................................................         175,668           176,947
   Firm Capital Mortgage Investment Corp........................................           3,224            42,507
 #*First Uranium Corp...........................................................       1,896,137           312,020
  *Flint Energy Services, Ltd...................................................         939,815        13,853,062

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
 #*Formation Capital Corp.......................................................         293,985   $       161,256
 #*Fortune Minerals, Ltd........................................................          95,480            94,271
   Futuremed Healthcare Products Corp...........................................          26,606           214,398
  *Genesis Land Development Corp................................................           7,054            20,824
   Gennum Corp..................................................................          61,392           825,336
   Genworth MI Canada, Inc......................................................          89,287         2,024,919
   Glacier Media, Inc...........................................................          16,000            33,829
 #*GLG Life Tech Corp...........................................................          24,267            33,882
 #*GLV, Inc. Class A............................................................          79,534           309,347
  *Golden Star Resources, Ltd...................................................         545,412         1,191,236
  *Gran Tierra Energy, Inc......................................................         295,083         1,683,330
 #*Great Basin Gold, Ltd........................................................         363,410           456,664
  *Great Canadian Gaming Corp...................................................          66,171           567,538
   Groupe Aeroplan, Inc.........................................................       3,798,331        47,199,765
   Guardian Capital Group, Ltd. Class A.........................................          14,639           140,886
  *Guide Exploration, Ltd. Class A..............................................       2,290,342         5,916,013
  *Hanfeng Evergreen, Inc.......................................................         771,466         1,915,778
  *Harry Winston Diamond Corp...................................................       1,205,115        14,097,935
  *Hemisphere GPS, Inc..........................................................         951,670           854,197
  *Heroux-Devtek, Inc...........................................................         375,625         2,734,679
   High Liner Foods, Inc........................................................             822            14,773
 #*High River Gold Mines, Ltd...................................................         181,273           222,365
   Horizon North Logistics, Inc.................................................          62,776           321,174
  #HudBay Minerals, Inc.........................................................       3,269,676        38,184,807
   IBI Group, Inc...............................................................           6,609            91,354
   Indigo Books & Music, Inc....................................................             400             3,407
  *Insignia Energy, Ltd.........................................................         116,524           122,021
  *International Forest Products, Ltd. Class A..................................         977,369         4,415,560
  *Intertape Polymer Group, Inc.................................................         880,408         3,398,004
 #*Jaguar Mining, Inc...........................................................       1,499,580        10,797,814
 #*Kingsway Financial Services, Inc.............................................       1,216,284           727,805
 #*Lake Shore Gold Corp.........................................................         123,519           182,316
 #*Laramide Resources, Ltd......................................................         270,748           259,218
  #Laurentian Bank of Canada....................................................         707,853        32,614,749
   Le Chateau, Inc. Class A.....................................................          11,700            19,020
  *Legacy Oil & Gas, Inc........................................................       1,164,150        14,431,420
  #Leisureworld Senior Care Corp................................................          38,026           454,704
   Linamar Corp.................................................................       1,007,479        17,302,073
  #Liquor Stores N.A., Ltd......................................................          42,372           678,662
   Manitoba Telecom Services, Inc...............................................             341            10,798
   Maple Leaf Foods, Inc........................................................         150,164         1,660,835
  *March Networks Corp..........................................................          53,266           253,926
  *Martinrea International, Inc.................................................       1,382,931        12,233,567
  *Maxim Power Corp.............................................................           3,832             7,834
   MDS, Inc.....................................................................       1,070,586        10,399,429
 #*Mega Uranium, Ltd............................................................       3,230,441           966,523
   Melcor Developments, Ltd.....................................................           8,945           124,893
  *Mercator Minerals, Ltd.......................................................         100,874           175,048
 #*MGM Energy Corp..............................................................         118,477            25,995
 #*Migao Corp...................................................................         847,097         3,210,301
  *Miranda Technologies, Inc....................................................         100,076         1,000,061
   Mullen Group, Ltd............................................................       1,037,541        19,970,621
   Newalta Corp.................................................................         911,742        12,693,645
  *Norbord, Inc.................................................................          30,303           301,005
 #*Nuvista Energy, Ltd..........................................................       2,019,328         8,740,285
 #*OceanaGold Corp..............................................................       4,613,406        11,778,517
  *Open Range Energy Corp.......................................................         824,444         1,019,558
  *Oromin Explorations, Ltd.....................................................             500               494
  *Orvana Minerals Corp.........................................................          19,811            22,326
 #*Pace Oil & Gas, Ltd..........................................................         489,816         2,882,133
  *Patheon, Inc.................................................................          26,677            35,917

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  #PetroBakken Energy, Ltd. Class A.............................................         408,505   $     5,980,706
  *Petrobank Energy & Resources, Ltd............................................       1,778,738        24,764,319
  *Phoscan Chemical Corp........................................................       3,139,609           939,346
  *Polaris Miner Corp...........................................................          19,500            11,280
  #Poseidon Concepts Corp.......................................................         728,726        10,763,371
  *Precision Drilling Corp......................................................         570,094         5,850,471
  *Primero Mining Corp..........................................................         376,300         1,200,918
  #Progress Energy Resources Corp...............................................       1,104,355        11,696,669
   Pulse Seismic, Inc...........................................................         956,001         1,582,688
  *QLT, Inc.....................................................................       1,077,170         7,584,342
 #*Quadra FNX Mining, Ltd.......................................................       3,558,504        53,375,786
   Quebecor, Inc. Class B.......................................................          26,676           944,714
 #*Questerre Energy Corp........................................................         567,577           390,574
 #*Ram Power Corp...............................................................       1,064,874           371,702
 #*RMP Energy, Inc..............................................................       2,056,406         4,758,015
  *Rock Energy, Inc.............................................................          82,200           158,219
   RONA, Inc....................................................................       3,087,000        29,093,597
  *Savanna Energy Services Corp.................................................       1,957,446        13,958,052
   Sherritt International Corp..................................................       6,762,783        42,693,145
  *Shore Gold, Inc..............................................................       3,984,970         1,490,340
  *Sierra Wireless, Inc.........................................................         846,527         6,137,680
  *Silver Standard Resources, Inc...............................................         198,877         3,427,341
  *Softchoice Corp..............................................................           1,000            12,117
  *Sonde Resources Corp.........................................................         382,257           987,380
  *Sprott Resource Corp.........................................................       1,561,960         6,090,818
   Sprott Resource Lending Corp.................................................       3,210,742         4,739,103
 #*Stornoway Diamond Corp.......................................................         208,713           183,173
  *SunOpta, Inc.................................................................          44,606           219,315
  #Superior Plus Corp...........................................................         290,570         1,831,457
  *Taseko Mines, Ltd............................................................         137,442           500,312
  *Tembec, Inc..................................................................         557,799         2,086,114
  *Terra Energy Corp............................................................         154,541            62,421
 #*Tethys Petroleum, Ltd........................................................          17,700            11,474
 #*Thompson Creek Metals Co., Inc...............................................       3,713,882        31,408,915
  *TLC Vision Corp..............................................................         829,259                --
   Torstar Corp. Class B........................................................         322,968         2,789,372
  #Transcontinental, Inc. Class A...............................................       1,556,910        19,952,422
  #Trinidad Drilling, Ltd.......................................................       2,991,070        20,016,036
 #*Twin Butte Energy, Ltd.......................................................       1,738,898         4,439,592
  *UEX Corp.....................................................................         569,815           477,356
   Uni-Select, Inc..............................................................           5,471           144,045
 #*Uranium One, Inc.............................................................       1,074,712         2,743,854
 #*Ur-Energy, Inc...............................................................         239,915           332,584
  #Valener, Inc.................................................................         138,293         2,249,485
  *Vero Energy, Inc.............................................................       1,150,981         3,168,154
  *Vitran Corp., Inc............................................................           3,873            27,463
   West Fraser Timber Co., Ltd..................................................         758,023        36,521,483
  *Westaim Corp.................................................................         187,684            97,333
  *Western Forest Products, Inc.................................................         138,983           119,204
  *Westfire Energy, Ltd.........................................................         313,500         1,585,165
   Westjet Airlines, Ltd........................................................         100,365         1,245,179
  *Whistler Blackcomb Holdings, Inc.............................................           7,322            80,325
   Winpak, Ltd..................................................................           1,156            14,123
  *Xceed Mortgage Corp..........................................................          18,100            21,662
  *Xtreme Coil Drilling Corp....................................................         127,085           406,844
  #Yellow Media, Inc............................................................       1,735,777           337,565
  *ZCL Composite, Inc...........................................................           1,500             4,637
                                                                                                   ---------------
TOTAL CANADA....................................................................                     1,006,822,274
                                                                                                   ---------------
DENMARK -- (0.6%)
  *Aktieselskabet Skjern Bank A.S...............................................           1,530            23,042

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
  *Alm. Brand A.S...............................................................       1,726,628   $     2,917,935
  *Amagerbanken A.S.............................................................       3,187,349                --
  *Andersen & Martini A.S. Series B.............................................           1,178             7,773
   Auriga Industries A.S. Series B..............................................          35,966           518,626
   Brodrene Hartmann A.S. Series B..............................................          58,265         1,133,095
  *Brondbyernes IF Fodbold A.S. Series B........................................          43,511           122,000
   D/S Norden A.S...............................................................         592,647        14,863,681
  *Dalhoff Larsen & Horneman A.S................................................          86,267           109,765
   DFDS A.S.....................................................................          84,456         4,877,076
  *Djursland Bank A.S...........................................................           6,785           160,040
  #East Asiatic Co., Ltd. A.S...................................................          81,558         1,869,054
  *Fionia Holding A.S...........................................................          24,036                --
  *Fjordbank Mors A.S...........................................................             768             1,757
  *GPV Industri A.S. Series B...................................................           6,000            31,671
  *H&H International A.S. Series B..............................................          61,273           518,455
   Harboes Bryggeri A.S.........................................................          20,575           345,424
   Hojgaard Holding A.S. Series B...............................................          15,113           282,199
  *Jyske Bank A.S...............................................................         136,165         4,015,609
   Lan & Spar Bank A.S..........................................................           5,706           276,096
  *Mons Bank A.S................................................................           1,926            31,006
  *NeuroSearch A.S..............................................................          41,984           113,982
  *Newcap Holding A.S...........................................................         161,058            20,033
   Nordjyske Bank A.S...........................................................          13,580           168,354
   Norresundby Bank A.S.........................................................           5,455           143,355
  *Ostjydsk Bank A.S............................................................             104             3,468
   Per Aarsleff A.S. Series B...................................................          34,881         2,675,656
  *Salling Bank A.S.............................................................             344            10,996
  *Sanistal A.S. Series B.......................................................           2,913            26,560
   Schouw & Co. A.S.............................................................         310,773         6,464,835
 #*Sjaelso Gruppen A.S..........................................................          55,620            14,454
 #*Spar Nord Bank A.S...........................................................          36,683           247,446
  *Sparekassen Faaborg A.S......................................................           3,017           129,999
   Sydbank A.S..................................................................         151,499         2,584,008
  *TK Development A.S...........................................................         448,842         1,067,348
 #*TopoTarget A.S...............................................................         820,294           389,818
 #*Torm A.S.....................................................................         769,136           542,736
 #*Vestas Wind Systems A.S......................................................         410,483         4,631,197
  *Vestjysk Bank A.S............................................................         134,899           645,044
                                                                                                   ---------------
TOTAL DENMARK...................................................................                        51,983,593
                                                                                                   ---------------
FINLAND -- (2.3%)
   Ahlstrom Oyj.................................................................          43,878           739,032
  *Aktia Oyj Series A...........................................................           3,461            24,910
  *Alandsbanken AB Series A.....................................................           5,030            99,866
   Amer Sports Oyj Series A.....................................................         296,938         3,771,396
  #Atria P.L.C..................................................................          68,231           590,270
   Cargotec Oyj Series B........................................................          29,837         1,087,674
  *Componenta Oyj...............................................................          87,163           396,447
   Comptel P.L.C................................................................          24,922            18,902
   Cramo Oyj....................................................................         204,757         2,899,786
   Digia P.L.C..................................................................          45,276           177,829
  *Efore Oyj....................................................................          67,112            72,965
  *Elcoteq SE...................................................................         305,366                --
  *Elektrobit Corp. Oyj.........................................................          13,484            11,819
  *eQ P.L.C.....................................................................         190,425           432,608
  *Finnair Oyj..................................................................         968,803         3,203,520
  *Finnlines Oyj................................................................         614,000         5,788,119
   Fiskars Oyj Abp..............................................................         128,824         2,777,979
   HKScan Oyj Series A..........................................................         320,958         2,619,686
   Huhtamaki Oyj................................................................       1,928,287        23,600,296
  #Kemira Oyj...................................................................       1,908,183        23,504,543

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   Kesko Oyj Series B...........................................................          60,358   $     2,133,295
  #Laennen Tehtaat Oyj..........................................................          62,294         1,276,290
  #Lemminkainen Oyj.............................................................          87,798         2,298,316
 #*M-real Oyj Series B..........................................................       3,393,102         7,658,845
  *Neo Industrial Oyj...........................................................           5,000            16,922
  *Neste Oil Oyj................................................................         691,906         7,778,017
   Okmetic Oyj..................................................................         313,346         2,284,471
   Oriola-KD Oyj Series B.......................................................         164,373           426,246
  #Outokumpu Oyj................................................................       3,004,686        24,714,188
   Pohjola Bank P.L.C. Series A.................................................       3,275,771        34,974,598
   Raisio P.L.C. Series V.......................................................       1,497,821         4,826,569
  #Rautaruukki Oyj Series K.....................................................       1,705,327        18,802,339
   Raute Oyj Series A...........................................................             200             1,999
   Ruukki Group Oyj.............................................................             996             1,277
   Saga Furs Oyj................................................................          15,633           310,449
  #Sanoma Oyj...................................................................          96,939         1,310,292
  *Scanfil P.L.C................................................................          11,900            14,787
   Sievi Capital P.L.C..........................................................          11,900            19,627
  *SRV Group P.L.C..............................................................             295             1,680
  *Stonesoft Oyj................................................................          91,874           106,066
  *Tecnomen Lifetree Oyj........................................................       1,208,993           697,521
   Tieto Oyj....................................................................          43,278           653,764
   Tikkurila Oyj................................................................         322,414         6,103,237
   Viking Line Abp..............................................................          16,636           452,138
                                                                                                   ---------------
TOTAL FINLAND...................................................................                       188,680,580
                                                                                                   ---------------

FRANCE -- (3.8%)
 #*Air France-KLM...............................................................         854,855         5,436,560
  *Altamir Amboise SA...........................................................          18,371           155,115
 #*Altran Technologies SA.......................................................         269,370         1,273,219
  *Arkema SA....................................................................         488,320        39,583,203
   AtoS SA......................................................................         106,358         5,354,542
   Aubay SA.....................................................................          68,462           456,058
   Bonduelle SCA................................................................          50,242         4,383,580
   Bongrain SA..................................................................         139,659         8,705,083
  *Boursorama SA................................................................          25,825           210,827
   Burelle SA...................................................................          11,385         2,699,452
  #Cegedim SA...................................................................           1,100            32,193
   CEGID Group SA...............................................................          23,335           488,070
  *Cie des Alpes................................................................             140             2,980
  *Cie Generale de Geophysique - Veritas SA.....................................         443,270        12,406,830
   Ciments Francais SA..........................................................          38,109         2,815,736
 #*Club Mediterranee SA.........................................................         405,325         8,119,816
   Damartex SA..................................................................             800            19,994
  *Devoteam SA..................................................................           1,460            22,510
  *Eiffage SA...................................................................          59,361         1,824,601
   Esso SA Francaise............................................................          24,062         2,355,016
  #Establissements Maurel et Prom SA............................................          13,631           226,948
  *Etam Developpement SA........................................................          39,119           760,548
   Euler Hermes SA..............................................................          21,182         1,404,088
  #Fleury Michon SA.............................................................          17,956           693,195
   Fromageries Bel SA...........................................................           3,875           907,522
  *Gascogne SA..................................................................          20,712           591,471
   Gaumont SA...................................................................          22,166         1,243,164
   Gevelot SA...................................................................           4,329           272,483
 #*GFI Informatique SA..........................................................         915,655         3,211,669
   GL Events SA.................................................................           5,994           125,055
   Groupe Flo SA................................................................          41,837           220,774
  #Groupe Guillin SA............................................................             480            33,765
 #*Groupe Partouche SA..........................................................          64,925           110,364
  #Groupe Steria SCA............................................................         441,806         8,600,401

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Guerbet SA...................................................................          11,535   $       973,041
  *Haulotte Group SA............................................................          24,783           226,562
   Havas SA.....................................................................       7,099,698        32,895,923
 #*Hi-Media SA..................................................................          27,945            80,149
  *Idsud SA.....................................................................           2,129            62,470
  *Immobiliere et Hoteliere SA..................................................          27,700            46,740
  *Jacquet Metal Service SA.....................................................         178,135         2,089,111
   Korian SA....................................................................           5,513            93,232
  *Lafuma SA....................................................................          19,440           402,165
   Lisi SA......................................................................          53,288         4,114,535
   Manutan International SA.....................................................          23,043         1,136,886
 #*Maurel & Prom Nigeria........................................................          13,631            32,094
   Mersen SA....................................................................          85,302         2,888,539
   MGI Coutier SA...............................................................          10,254           499,029
   Montupet SA..................................................................         155,037         1,077,279
  #Mr. Bricolage SA.............................................................         114,871         1,487,537
   Nexans SA....................................................................         580,149        36,107,170
   Nexity SA....................................................................         337,266         9,761,843
  *NicOx SA.....................................................................         138,960           276,880
  #Oeneo SA.....................................................................          33,689            94,927
 #*Orco Property Group SA.......................................................           8,452            43,611
   Osiatis SA...................................................................           1,618            11,802
   Paris Orleans et Cie SA......................................................           5,592           107,845
   Pierre & Vacances SA.........................................................          77,783         2,824,114
   Plastic Omnium SA............................................................         406,643        10,698,609
   Plastivaloire SA.............................................................          32,225           757,605
   PSB Industries SA............................................................          14,760           440,223
   Rallye SA....................................................................         473,949        15,368,934
  *Recylex SA...................................................................          21,432           108,281
   Remy Cointreau SA............................................................         105,760         9,329,161
   Rexel SA.....................................................................         189,169         3,732,344
   Robertet SA..................................................................           1,080           170,475
   Rougier SA...................................................................           9,900           360,955
  *Sa des Ciments Vicat SA......................................................             944            57,158
   Sabeton SA...................................................................          18,460           337,788
   SAM SA.......................................................................             600            35,163
   Samse SA.....................................................................             243            19,559
  *Seche Environnement SA.......................................................           4,229           156,170
   Securidev SA.................................................................          16,908           718,665
  #Sequana SA...................................................................          37,558           266,263
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA......................             312            83,802
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..............          70,232         3,577,777
 #*Soitec SA....................................................................       1,393,378         8,510,264
 #*Spir Communication SA........................................................          15,719           490,502
 #*Ste Industrielle d'Aviation Latecoere SA.....................................         104,488         1,517,577
  #Sucriere de Pithiviers Le Vieil SA...........................................           3,377         7,447,626
  *Sword Group SA...............................................................          16,162           272,198
 #*Technicolor SA...............................................................       2,096,596         6,278,992
   Teleperformance SA...........................................................         401,971        10,063,535
 #*Theolia SA...................................................................       1,084,016         1,461,059
  *Tivoly SA....................................................................           1,755            29,581
  #Tonnellerie Francois Freres SA...............................................           5,958           226,712
   Touax SA.....................................................................             280             7,655
   Trigano SA...................................................................          80,929         1,398,979
  *UbiSoft Entertainment SA.....................................................         286,993         2,252,288
   Valeo SA.....................................................................         323,145        15,220,969
  #Vilmorin & Cie SA............................................................          18,692         1,873,844
   Vranken Pommery Monopole SA..................................................          67,036         2,248,899
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       317,599,928
                                                                                                   ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (4.6%)
   A.S. Creation Tapeton AG.....................................................          21,970   $       722,651
  *AAP Implantate AG............................................................          56,141            58,027
  *Aareal Bank AG...............................................................         768,870        17,581,492
  *ADVA AG Optical Networking...................................................           8,129            43,989
 #*Air Berlin AG................................................................          97,040           294,220
  *Allgeier Holding AG..........................................................             257             3,408
   Analytik Jena AG.............................................................          89,486         1,402,086
  *Andreae-Noris Zahn AG........................................................          37,245         1,364,279
 #*Asian Bamboo AG..............................................................          41,271           806,261
   AUGUSTA Technologie AG.......................................................          93,028         1,944,081
   Aurubis AG...................................................................       1,045,010        58,969,977
   Baader Bank AG...............................................................         431,764         1,176,568
 #*Balda AG.....................................................................         214,486         1,362,714
  #Bauer AG.....................................................................          35,585         1,108,418
  *BayWa AG.....................................................................           2,335            88,606
   Bechtle AG...................................................................         121,133         4,317,641
  *Beta Systems Software AG.....................................................          58,306           146,183
   Bilfinger Berger SE..........................................................         812,176        74,664,064
  *Biolitec AG..................................................................          28,903            60,666
  #Biotest AG...................................................................          52,057         2,798,524
  *Borussia Dortmund GmbH & Co. KGaA............................................         253,670           805,059
  *CAT Oil AG...................................................................          18,364           131,025
  *Celesio AG...................................................................          78,212         1,510,246
  #Centrotherm Photovoltaics AG.................................................          80,980         1,226,598
   Comdirect Bank AG............................................................         340,372         3,678,816
  *Conergy AG...................................................................         114,878            53,991
  *Constantin Medien AG.........................................................         162,287           301,223
  #CropEnergies AG..............................................................          12,594            82,202
   DAB Bank AG..................................................................          26,434           120,267
   Data Modul AG................................................................          23,236           353,100
  *DEAG Deutsche Entertainment AG...............................................         183,824           588,081
  #Deufol AG....................................................................         402,015           532,707
  #Deutsche Beteiligungs AG.....................................................           6,406           138,595
 #*Deutz AG.....................................................................         597,385         4,064,502
   Dierig Holding AG............................................................           8,250           128,864
   Dr. Hoenle AG................................................................          19,344           243,729
   Duerr AG.....................................................................         138,957         7,105,219
   DVB Bank SE..................................................................         155,010         4,928,187
   Eckert & Ziegler AG..........................................................          56,372         1,707,153
   Elmos Semiconductor AG.......................................................          79,586           878,559
  *Energiekontor AG.............................................................         110,951           615,118
  *Euromicron AG................................................................             438            10,149
  *First Sensor AG..............................................................           6,318            71,092
  #Freenet AG...................................................................         672,080         9,042,216
  *Gesco AG.....................................................................           4,120           366,731
   GFT Technologies AG..........................................................         333,736         1,266,742
  *Gildemeister AG..............................................................         831,708        12,450,659
  *Grammer AG...................................................................         125,563         2,437,063
 #*Heidelberger Druckmaschinen AG...............................................       3,962,056         8,836,985
   Hoeft & Wessel AG............................................................          60,504           212,958
  *Homag Group AG...............................................................           3,594            45,867
  #Indus Holding AG.............................................................          65,850         1,886,953
   Isra Vision Systems AG.......................................................          37,556           778,185
  *IVG Immobilien AG............................................................       1,961,400         4,629,457
  *Jenoptik AG..................................................................         873,313         6,113,506
  *Joyou AG.....................................................................           6,310            66,806
  *Kampa AG.....................................................................          31,214             1,470
  #Kloeckner & Co. SE...........................................................       1,733,148        24,138,980
   Koenig & Bauer AG............................................................           6,703           100,867
  #Kontron AG...................................................................         510,299         4,011,029
   Krones AG....................................................................          62,101         3,558,458

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #KSB AG.......................................................................           6,000   $     3,419,432
   KWS Saat AG..................................................................          22,598         4,679,588
   Lanxess AG...................................................................             114             7,454
  #Leifheit AG..................................................................          56,759         1,689,872
   Leoni AG.....................................................................         124,703         5,623,004
  *Loewe AG.....................................................................          58,498           405,534
  *M & S Elektronik AG..........................................................          19,600               256
  *Mannheimer AG Holding........................................................          10,000            50,933
 #*Manz AG......................................................................           8,290           228,103
   Mediclin AG..................................................................         845,838         4,253,292
  *Mosaic Software AG...........................................................          12,800               502
  *Nexus AG.....................................................................         230,974         2,283,547
  *Norddeutsche Steingut AG.....................................................           8,917           106,820
 #*Nordex SE....................................................................         194,457         1,177,127
   Nordwest Handel AG...........................................................          11,313           175,313
  *Patrizia Immobilien AG.......................................................          26,255           130,884
 #*Pfleiderer AG................................................................       1,015,841           500,976
 #*Phoenix Solar AG.............................................................              58               194
   PNE Wind AG..................................................................          58,678           134,733
  #Praktiker AG.................................................................         942,134         2,892,561
   Progress-Werk Oberkirch AG...................................................           1,159            57,010
 #*Q-Cells SE...................................................................       1,471,040           644,257
  *REALTECH AG..................................................................          28,079           251,805
   Rheinmetall AG...............................................................         373,384        20,085,954
  *Rohwedder AG.................................................................          44,910             7,754
  *Roth & Rau AG................................................................             234             4,663
   Ruecker AG...................................................................          23,598           379,749
  *SAF-Holland SA...............................................................          95,802           580,794
 #*Singulus Technologies AG.....................................................         938,400         3,292,159
   Sixt AG......................................................................         256,942         4,735,920
  *SKW Stahl-Metallurgie Holding AG.............................................          13,613           213,663
 #*Sky Deutschland AG...........................................................         717,364         1,692,803
  #Solarworld AG................................................................         762,255         3,827,428
 #*Solon SE.....................................................................         108,896            40,181
  *Stoehr & Co. AG..............................................................          44,310           103,531
   Suedzucker AG................................................................         134,592         3,984,028
 #*Suss Microtec AG.............................................................         343,055         3,206,671
   Syzygy AG....................................................................         148,692           654,351
  *TAG Immobilien AG............................................................         273,020         2,144,073
  *Technotrans AG...............................................................          45,083           276,635
  *Textilgruppe Hof AG..........................................................          22,530           205,986
  *Tipp24 SE....................................................................             843            36,456
 #*TUI AG.......................................................................       2,720,757        19,874,828
   UMS United Medical Systems International AG..................................          64,413           561,086
   UmweltBank AG................................................................          23,905           859,717
  *Verbio AG....................................................................          62,806           253,761
  *Vestcorp AG..................................................................         133,777           111,991
  *Vivacon AG...................................................................         207,452           244,700
   VTG AG.......................................................................          14,669           283,878
 #*Wacker Neuson SE.............................................................         363,557         5,358,018
   Washtec AG...................................................................             147             1,419
   Westag & Getalit AG..........................................................          10,446           241,855
   Wuerttembergische Lebensversicherung AG......................................          14,461           261,071
   Wuerttembergische Metallwarenfabrik AG.......................................          80,490         3,158,360
  *Zapf Creation AG.............................................................           2,599             2,805
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       383,532,754
                                                                                                   ---------------
GREECE -- (0.3%)
  *Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical
   Products.....................................................................         173,961             6,793
  *Alco Hellas ABEE S.A.........................................................           6,290             2,212
  *Alpha Bank A.E...............................................................         787,543         1,553,365

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
  *Anek Lines S.A...............................................................         934,003   $       138,023
  *Athens Medical Center S.A....................................................         103,286            41,400
  *Atlantic Supermarkets S.A....................................................         129,593            13,561
  *Atti-Kat S.A.................................................................       1,024,038            28,485
  *Bank of Cyprus Public Co., Ltd...............................................         992,207         1,000,454
  *Bitros Holdings S.A..........................................................           8,817             4,818
  *EFG Eurobank Ergasias S.A....................................................       1,088,125         1,307,904
   Ellaktor S.A.................................................................         688,872         1,233,346
  *Elval - Hellenic Aluminium Industry S.A......................................          22,597            35,369
  *Ergas S.A....................................................................         104,948            19,219
  *ETEM S.A.....................................................................          38,820            12,229
  *Etma Rayon S.A...............................................................          39,176            72,254
  *Forthnet S.A.................................................................         389,355            68,459
   GEK Terna S.A................................................................         343,390           388,408
  *Halkor S.A...................................................................         138,930            90,385
  *Hellenic Cables S.A..........................................................          91,107           203,815
  *Hellenic Sugar Industry S.A..................................................           2,477             3,039
   Inform P. Lykos S.A..........................................................          27,351            27,856
  *Intracom Holdings S.A........................................................       1,964,092           541,384
  *Intracom Technical & Steel Constructions S.A.................................           1,289               737
   J&P-Avax S.A.................................................................         100,806            96,853
   Karatzis S.A.................................................................          15,860            41,494
  *Kathimerini Publishing S.A...................................................          69,790           105,095
   Loulis Mills S.A.............................................................          99,356           184,082
  *Marfin Investment Group S.A..................................................       7,738,915         4,235,900
  *Marfin Popular Bank S.A......................................................       9,885,028         5,164,739
  *Michaniki S.A................................................................       1,434,191           394,152
  *National Bank of Greece S.A..................................................         857,450         3,077,969
  *National Bank of Greece S.A. ADR.............................................         152,448           556,435
  *Nirefs Acquaculture S.A......................................................         204,948           144,454
  *Pegasus Publishing S.A.......................................................         217,030           212,914
  *Piraeus Bank S.A.............................................................       4,999,789         4,445,001
  *Proton Bank S.A..............................................................         755,752                --
  *Real Estate Development & Services S.A.......................................         127,940           130,185
   S&B Industrial Minerals S.A..................................................         137,495           837,656
  *Sanyo Hellas S.A.............................................................         458,186            23,973
  *Selected Textile S.A.........................................................         126,995            95,244
  *Sfakianakis S.A..............................................................          11,719            13,635
  *Sidenor Steel Products Manufacturing Co. S.A.................................          99,668           153,126
  *Spyroy Agricultural Products S.A.............................................          88,703            43,795
  *T Bank S.A...................................................................       1,210,617            76,010
  *Technical Olympic S.A........................................................         243,263           521,465
  *Teletypos S.A. Mega Channel..................................................          13,306             6,696
  *Themeliodomi S.A.............................................................         140,360            67,931
   Thrace Plastics Co. S.A......................................................          81,953            52,622
  *TT Hellenic Postbank S.A.....................................................          70,453            72,072
  *Viohalco S.A.................................................................         168,905           703,111
  *Vioter S.A...................................................................         174,332            44,424
                                                                                                   ---------------
TOTAL GREECE....................................................................                        28,294,548
                                                                                                   ---------------

HONG KONG -- (2.0%)
   Allan International Holdings, Ltd............................................          96,000            24,600
   Allied Group, Ltd............................................................       2,157,000         5,255,876
   Allied Properties (H.K.), Ltd................................................      40,152,372         5,605,909
  *Apac Resources, Ltd..........................................................      11,360,000           497,620
  *Apollo Solar Energy Technology Holdings, Ltd.................................      20,904,000           780,857
   APT Satellite Holdings, Ltd..................................................       2,301,750           372,730
   Asia Financial Holdings, Ltd.................................................       4,080,106         1,383,364
   Asia Standard Hotel Group, Ltd...............................................       2,275,800           161,298
   Asia Standard International Group, Ltd.......................................       2,716,000           412,985
  #Associated International Hotels, Ltd.........................................       1,683,000         3,265,045

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd..............................       5,800,000   $        50,725
  *Bel Global Resources Holdings, Ltd...........................................      16,756,000           306,803
   CCT Telecom Holdings, Ltd....................................................         140,000            12,001
   Century City International Holdings, Ltd.....................................      31,035,300         2,239,197
  *Century Sunshine Group Holdings, Ltd.........................................       5,740,000           177,241
   Champion Technology Holdings, Ltd............................................     120,023,689         1,514,140
   Chen Hsong Holdings, Ltd.....................................................       1,338,000           422,155
   Cheuk Nang Holdings, Ltd.....................................................       4,083,926         1,511,716
   Chevalier International Holdings, Ltd........................................       2,406,491         2,439,588
  *China Billion Resources, Ltd.................................................      64,707,136           725,893
  *China Energy Development Holdings, Ltd.......................................       6,084,000            69,991
   China Motor Bus Co., Ltd.....................................................          38,600           312,825
  *China Ocean Shipbuilding Industry Group, Ltd.................................      10,910,000           162,814
  *China Renji Medical Group, Ltd...............................................     166,994,000         1,291,973
  *China Yunnan Tin Minerals Group Co., Ltd.....................................       1,562,903            67,512
   Chinney Investments, Ltd.....................................................       1,924,000           235,217
   Chong Hing Bank, Ltd.........................................................         559,000         1,009,869
   Chuang's China Investments, Ltd..............................................      21,028,000         1,067,232
   Chuang's Consortium International, Ltd.......................................      20,977,773         1,998,825
  *Chun Wo Development Holdings, Ltd............................................       6,931,143           370,353
   Continental Holdings, Ltd....................................................       1,250,000            13,838
   Cosmos Machinery Enterprises, Ltd............................................         727,400            48,692
   CSI Properties, Ltd..........................................................     128,830,934         3,957,292
  *CST Mining Group, Ltd........................................................      24,752,000           282,997
  *Dan Form Holdings Co., Ltd...................................................      19,223,896         1,411,474
  *Dejin Resources Group Co., Ltd...............................................      34,498,000           279,578
   DVN Holdings, Ltd............................................................       7,288,609           249,118
   Easyknit International Holdings, Ltd.........................................         141,344            67,033
   Emperor Entertainment Hotel, Ltd.............................................           5,000               689
   Emperor International Holdings, Ltd..........................................      26,468,333         4,222,258
  *EPI Holdings, Ltd............................................................      26,926,388           519,433
  *eSun Holdings, Ltd...........................................................      12,134,400         1,670,479
  *Ezcom Holdings, Ltd..........................................................          67,280               416
   Far East Consortium International, Ltd.......................................       4,966,260           778,751
  *First Natural Foods Holdings, Ltd............................................       6,810,000                --
   Fountain SET Holdings, Ltd...................................................      13,558,000         1,816,041
  *Frasers Property China, Ltd..................................................      41,172,000           849,180
   Get Nice Holdings, Ltd.......................................................      73,496,000         2,933,617
   Gold Peak Industries Holding, Ltd............................................       7,170,907           692,691
   Golden Resources Development International, Ltd..............................      11,811,000           579,491
  *Grande Holdings, Ltd.........................................................       3,082,000           162,936
   Great Eagle Holdings, Ltd....................................................       3,970,159         9,789,710
   Guangnan Holdings, Ltd.......................................................         268,000            34,825
 #*Hang Fung Gold Technology, Ltd...............................................      10,027,108                --
   Hanny Holdings, Ltd..........................................................       4,022,491           113,144
   Harbour Centre Development, Ltd..............................................       2,295,000         2,903,039
   High Fashion International, Ltd..............................................         996,000           366,045
   HKR International, Ltd.......................................................      14,732,798         5,376,473
   Hon Kwok Land Investment Co., Ltd............................................       7,798,935         2,432,637
  *Hong Fok Land, Ltd...........................................................       4,248,000             5,478
   Hong Kong & Shanghai Hotels, Ltd.............................................         530,920           708,578
   Hong Kong Ferry Holdings, Ltd................................................       1,791,000         1,437,700
  *Hong Kong Parkview Group, Ltd................................................         482,000            64,426
   Hongkong Chinese, Ltd........................................................      23,587,100         4,019,614
  *Huafeng Group Holdings, Ltd..................................................      25,144,000           507,948
   Hung Hing Printing Group, Ltd................................................       1,021,275           204,181
  *I-Cable Communications, Ltd..................................................       3,834,000           205,004
   ITC Corp., Ltd...............................................................       1,650,655            76,797
  *ITC Properties Group, Ltd....................................................         915,000           241,538
  *Jinchang Pharmaceutical Holdings, Ltd........................................         507,600                --
  *Jinhui Holdings, Ltd.........................................................       2,628,000           409,529

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Jiuzhou Development Co., Ltd.................................................      18,308,000   $     1,121,229
  #K Wah International Holdings, Ltd............................................       3,154,549           890,066
   Kantone Holdings, Ltd........................................................      35,813,975           336,776
   Keck Seng Investments (Hong Kong), Ltd.......................................       2,936,000         1,230,706
   Kin Yat Holdings, Ltd........................................................         918,000           154,653
  *King Stone Energy Group, Ltd.................................................         144,000            13,133
   Kowloon Development Co., Ltd.................................................       7,095,277         6,648,359
   Kwoon Chung Bus Holdings, Ltd................................................       1,402,000           307,956
  *Lai Sun Development Co., Ltd.................................................     219,405,666         3,816,710
  *Lai Sun Garment International, Ltd...........................................      35,306,000         3,184,231
   Lam Soon Hong Kong, Ltd......................................................         175,250            99,601
   Li Heng Chemical Fibre Technologies, Ltd.....................................      11,463,000         1,406,448
   Lippo China Resources, Ltd...................................................       6,962,000           150,515
   Lippo, Ltd...................................................................       4,694,500         1,445,144
   Liu Chong Hing Investment, Ltd...............................................       2,550,000         2,532,596
   Luen Thai Holdings, Ltd......................................................       3,357,000           262,113
   Luks Industrial Group, Ltd...................................................         982,642           192,330
   Magnificent Estates, Ltd.....................................................      43,644,600         1,515,234
   Miramar Hotel & Investment Co., Ltd..........................................       1,593,000         1,684,873
  *Mongolia Energy Corp., Ltd...................................................       1,043,000            95,293
   Nanyang Holdings, Ltd........................................................         101,350           274,441
   National Electronics Holdings, Ltd...........................................       5,364,408           504,536
   Neo-Neon Holdings, Ltd.......................................................       3,979,500           676,469
   New Century Group Hong Kong, Ltd.............................................       1,752,000            39,257
  *New City (China) Development, Ltd............................................           5,070               122
  *New Smart Energy Group, Ltd..................................................      77,500,000           829,433
  *New Times Energy Corp., Ltd..................................................       6,684,300           551,558
  *Next Media, Ltd..............................................................       1,774,000           162,072
  *Norstar Founders Group, Ltd..................................................         456,000                --
  *North Asia Resources Holdings, Ltd...........................................      15,435,000           517,574
  *Orient Power Holdings, Ltd...................................................       2,182,573            52,909
   Pacific Andes International Holdings, Ltd....................................      24,816,618         2,366,199
   Pacific Basin Shipping, Ltd..................................................         894,000           423,875
  *Pacific Century Premium Developments, Ltd....................................      22,872,000         4,156,943
   Paliburg Holdings, Ltd.......................................................      11,753,041         3,498,304
   Playmates Holdings, Ltd......................................................       2,665,700           961,300
   Pokfulam Development Co., Ltd................................................         268,000           262,878
   Polytec Asset Holdings, Ltd..................................................      29,104,190         3,225,180
   Public Financial Holdings, Ltd...............................................         806,444           348,738
   PYI Corp., Ltd...............................................................      79,729,370         2,167,305
  #Regal Hotels International Holdings, Ltd.....................................       4,358,623         1,499,103
   Rivera Holdings, Ltd.........................................................       4,405,468           119,369
   Roadshow Holdings, Ltd.......................................................       2,956,000           252,119
   Samling Global, Ltd..........................................................      11,226,000           939,516
  *San Miguel Brewery Hong Kong, Ltd............................................       1,130,400           188,300
  *Sanyuan Group, Ltd...........................................................         258,750             5,005
   SEA Holdings, Ltd............................................................       1,635,000           714,285
   Shenzhen High-Tech Holdings, Ltd.............................................       2,776,000           148,523
   Shougang Concord Century Holdings, Ltd.......................................       1,696,115            78,616
  *Shougang Concord Technology Holdings, Ltd....................................         570,000            24,273
  *Shun Ho Resources Holdings, Ltd..............................................         506,000            71,890
  #Shun Tak Holdings, Ltd.......................................................      24,182,215        10,229,780
  *Sino-i Technology, Ltd.......................................................      37,345,436           177,553
   SOCAM Development, Ltd.......................................................       2,614,120         2,613,040
  *Soundwill Holdings, Ltd......................................................          84,000           101,136
   South China (China), Ltd.....................................................      10,657,216           618,110
  *South China Holdings, Ltd....................................................       1,740,800            85,492
  *South China Land, Ltd........................................................      26,215,066           317,322
   Stelux Holdings International, Ltd...........................................         620,254           118,254
  *Styland Holdings, Ltd........................................................       1,727,879            14,482
   Sun Hung Kai & Co., Ltd......................................................       2,872,200         1,510,892

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Sunway International Holdings, Ltd...........................................         280,000   $         8,679
  *Superb Summit International Timber Co., Ltd..................................      46,745,000           700,089
  #Sustainable Forest Holdings, Ltd.............................................      54,219,750         1,067,875
   Symphony Holdings, Ltd.......................................................       7,640,250           384,943
   Tai Cheung Holdings, Ltd.....................................................       4,920,000         3,234,414
   Tai Sang Land Development, Ltd...............................................         857,900           332,406
  *Talent Property Group, Ltd...................................................       1,665,000            69,775
  #Tan Chong International, Ltd.................................................       3,984,000           978,661
   Tern Properties Co., Ltd.....................................................         168,000            72,180
   Tian Teck Land, Ltd..........................................................         790,000           662,362
  *Tidetime Sun (Group), Ltd....................................................          16,000             2,518
   Tungtex Holdings Co., Ltd....................................................         160,000            18,239
   Tysan Holdings, Ltd..........................................................         714,000           127,885
   Upbest Group, Ltd............................................................       2,780,000           290,440
  *U-Right International Holdings, Ltd..........................................      39,602,000            71,490
   Varitronix International, Ltd................................................         478,000           202,609
   Vedan International Holdings, Ltd............................................       4,352,000           274,642
   Victory City International Holdings, Ltd.....................................      18,448,745         1,900,800
   Wang On Group, Ltd...........................................................      38,017,064           328,511
  *Warderly International Holdings, Ltd.........................................       1,705,000           105,528
   Wing On Co. International, Ltd...............................................       2,756,500         5,543,485
   Wing Tai Properties, Ltd.....................................................       1,066,749           350,651
   Wong's International (Holdings), Ltd.........................................         133,000            24,769
   Y. T. Realty Group, Ltd......................................................         100,000            25,050
   Yau Lee Holdings, Ltd........................................................       1,409,750           180,765
   Yugang International, Ltd....................................................      24,150,000           133,757
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                       168,205,666
                                                                                                   ---------------

IRELAND -- (0.2%)
  *Aer Lingus Group P.L.C.......................................................       1,504,991         1,719,013
  *Allied Irish Banks P.L.C.....................................................       1,296,813           130,614
  *Anglo Irish Bank Corp. P.L.C.................................................         708,018                --
   Dragon Oil P.L.C.............................................................          79,187           650,663
   FBD Holdings P.L.C...........................................................          48,963           448,663
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...........................         987,787           148,396
   Grafton Group P.L.C..........................................................       1,467,306         5,161,878
  *Greencore Group P.L.C........................................................         114,596           107,448
   IFG Group P.L.C..............................................................           3,683             5,399
  *McInerney Holdings P.L.C.....................................................         360,646            18,681
  *Qualceram Shires P.L.C.......................................................          30,338             3,175
  *Smurfit Kappa Group P.L.C....................................................       1,413,925        11,862,724
   United Drug P.L.C............................................................          50,119           128,028
                                                                                                   ---------------
TOTAL IRELAND...................................................................                        20,384,682
                                                                                                   ---------------
ISRAEL -- (0.6%)
  *Africa Israel Investments, Ltd...............................................         941,606         3,294,686
  *Alon Holdings Blue Square Israel, Ltd........................................          19,642            78,373
  *AL-ROV Israel, Ltd...........................................................          85,384         1,845,322
  *Alvarion, Ltd................................................................       1,210,376         1,435,876
  *Biocell, Ltd.................................................................          38,401           225,523
   Clal Industries & Investments, Ltd...........................................           3,111            15,111
   Clal Insurance Enterprises Holdings, Ltd.....................................         243,761         3,698,605
   Delta-Galil Industries, Ltd..................................................          64,783           414,443
   Direct Insurance - I.D.I. Insurance Co., Ltd.................................          76,454           163,386
  *El Al Israel Airlines, Ltd...................................................       2,142,780           350,480
  *Elron Electronic Industries, Ltd.............................................         201,093           854,542
  *Equital, Ltd.................................................................           3,538            31,929
  *First International Bank of Israel, Ltd......................................         488,596         4,864,676
   Formula Systems (1985), Ltd..................................................         133,178         2,075,518
  *Gilat Satellite Networks, Ltd................................................         405,865         1,636,304
  *Hadera Paper, Ltd............................................................           7,831           325,610

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Harel Insurance Investments & Finances, Ltd..................................         141,246   $     5,271,884
  *Israel Discount Bank, Ltd. Series A..........................................       3,645,896         5,229,723
   Israel Land Development Co., Ltd. (The)......................................          41,970           334,160
  *Jerusalem Oil Exploration, Ltd...............................................         146,014         2,571,034
   Kardan Vehicle, Ltd..........................................................           6,328            42,093
  *Kardan Yazamut...............................................................          23,438             4,009
  *Menorah Mivtachim Holdings, Ltd..............................................          90,602           692,755
   Mizrahi Tefahot Bank, Ltd....................................................         682,835         5,955,251
   Neto Me Holdings, Ltd........................................................             263            10,703
  *Oil Refineries, Ltd..........................................................       6,790,127         4,013,464
   Ormat Industries, Ltd........................................................         554,635         2,548,223
   Phoenix Holdings, Ltd. (The).................................................         368,060           984,562
   Plasson, Ltd.................................................................           2,811            67,411
  *RADVision, Ltd...............................................................          91,520           740,405
  *Retalix, Ltd.................................................................          93,632         1,640,957
  *Union Bank of Israel, Ltd....................................................         550,197         1,696,465
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                        53,113,483
                                                                                                   ---------------
ITALY -- (2.5%)
   Acegas-APS SpA...............................................................         340,387         1,605,709
  *Aedes SpA....................................................................       1,121,521            87,787
   Banca Finnat Euramerica SpA..................................................         173,805            69,914
  #Banca Piccolo Credito Valtellinese Scarl.....................................       2,740,978         7,619,100
   Banca Popolare dell'Emilia Romagna Scarl.....................................         692,851         5,217,326
  *Banca Popolare dell'Etruria e del Lazio Scarl................................       1,599,646         2,662,160
 #*Banca Popolare di Milano Scarl...............................................      66,155,704        34,662,448
   Banca Popolare di Spoleto SpA................................................             500             1,149
   Banco di Desio e della Brianza SpA...........................................          19,654            74,680
  #Banco Popolare Scarl.........................................................       6,402,628         9,688,915
  #Benetton Group SpA...........................................................       1,085,676         5,758,334
 #*Brioschi Sviluppo Immobiliare SpA............................................         409,502            41,244
 #*Buzzi Unicem SpA.............................................................       1,380,176        14,701,936
   C.I.R. SpA - Compagnie Industriali Riunite...................................       5,983,329         9,534,694
   Caltagirone Editore SpA......................................................         717,734           878,065
   Caltagirone SpA..............................................................         617,297         1,091,834
  *Carraro SpA..................................................................          11,830            27,749
   Cembre SpA...................................................................             607             5,027
   Cementir Holding SpA.........................................................       2,010,356         4,494,016
  *Centrale del Latte di Torino & Co. SpA.......................................          87,000           209,499
   Credito Artigiano SpA........................................................       1,286,247         1,493,915
   Credito Emiliano SpA.........................................................         143,727           594,553
   CSP International Fashion Group SpA..........................................         175,521           166,651
  *d'Amico International Shipping S.A...........................................         101,835            65,275
   Danieli & Co. SpA............................................................          20,776           518,360
   De Longhi SpA................................................................       1,056,099        10,423,296
  *DeA Capital SpA..............................................................         411,205           743,127
  *Delclima SpA.................................................................       1,056,393           732,359
  *EEMS Italia SpA..............................................................         411,622           324,689
   ERG SpA......................................................................         116,487         1,333,207
 #*Eurotech SpA.................................................................         292,832           512,747
  #Falck Renewables SpA.........................................................         692,602           701,286
  #Finmeccanica SpA.............................................................       3,118,311        14,073,015
 #*Fondiaria - Sai SpA..........................................................       2,778,705         2,580,101
   Gefran SpA...................................................................         126,525           603,599
 #*Gemina SpA...................................................................       9,540,058         7,933,805
  *Gruppo Ceramiche Ricchetti SpA...............................................         163,375            36,127
  *I Grandi Viaggi SpA..........................................................         283,577           258,196
   Immsi SpA....................................................................       2,038,294         1,634,609
   Industria Romagnola Conduttori Elettrici SpA.................................         156,907           391,394
  #Intek SpA....................................................................       1,098,860           547,181
  #Italcementi SpA..............................................................       1,750,942        13,129,951

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Italmobiliare SpA............................................................         162,914   $     3,991,373
   KME Group SpA................................................................       5,359,454         2,163,655
 #*Milano Assicurazioni SpA.....................................................      19,395,939         5,982,494
  *Monrif SpA...................................................................         178,855            67,719
  *Montefibre SpA...............................................................       1,187,629           154,196
  *Pagnossin SpA................................................................          79,000                --
   Pirelli & Co. SpA............................................................       2,333,123        21,623,409
  *Poligrafici Editoriale SpA...................................................         211,245            82,404
 #*Prelios SpA..................................................................       7,386,990           863,708
 #*Premafin Finanziaria SpA.....................................................       5,629,637         1,775,232
  *Reno de Medici SpA...........................................................       3,313,743           588,829
  *Retelit SpA..................................................................         260,609           112,636
  *Safilo Group SpA.............................................................         389,916         2,789,340
  *Snia SpA.....................................................................         271,793            35,338
   Sol SpA......................................................................         105,684           562,456
  *Sorin SpA....................................................................         126,667           230,149
  *Uni Land SpA.................................................................          37,715            24,864
 #*Unipol Gruppo Finanziario SpA................................................      21,467,812         5,365,847
   Vianini Industria SpA........................................................         182,204           291,192
   Vianini Lavori SpA...........................................................         344,977         1,504,836
   Vittoria Assicurazioni SpA...................................................           7,453            35,153
                                                                                                   ---------------
TOTAL ITALY.....................................................................                       205,473,859
                                                                                                   ---------------
JAPAN -- (24.3%)
   77 Bank, Ltd. (The)..........................................................         313,000         1,444,892
  *A&D Co., Ltd.................................................................          25,600            85,192
   Achilles Corp................................................................       1,281,000         1,885,265
   Adeka Corp...................................................................          55,000           547,971
   Agro-Kanesho Co., Ltd........................................................          36,000           174,465
   Ahresty Corp.................................................................         329,700         1,700,597
  #Aichi Bank, Ltd. (The).......................................................         187,100        11,362,048
   Aichi Corp...................................................................          63,100           287,161
   Aichi Machine Industry Co., Ltd..............................................       1,630,000         6,154,673
   Aida Engineering, Ltd........................................................       1,217,500         6,024,154
   Aigan Co., Ltd...............................................................         364,800         1,764,807
   Airport Facilities Co., Ltd..................................................         432,600         1,963,077
   Aisan Industry Co., Ltd......................................................         275,800         2,418,744
   Akita Bank, Ltd. (The).......................................................       4,204,000        12,728,175
  *Alpen Co., Ltd...............................................................         293,500         5,680,907
   Alpha Corp...................................................................          23,800           293,131
   Alpha Systems, Inc...........................................................          18,600           297,429
   Alps Logistics Co., Ltd......................................................           7,400            70,467
  #Altech Co., Ltd..............................................................         109,300           317,757
   Ando Corp....................................................................       1,571,000         2,497,439
   AOC Holdings, Inc............................................................         880,600         6,065,237
   AOI Advertising Promotion, Inc...............................................          11,500            62,357
  #AOI Electronic Co., Ltd......................................................          31,700           432,494
   AOKI Holdings, Inc...........................................................         399,100         6,445,470
   Aomori Bank, Ltd. (The)......................................................         296,000           931,158
   Aoyama Trading Co., Ltd......................................................       1,329,399        23,871,000
   Arakawa Chemical Industries, Ltd.............................................         324,600         2,966,856
   Araya Industrial Co., Ltd....................................................       1,022,000         1,735,112
   Arcs Co., Ltd................................................................             135             2,638
   Arisawa Manufacturing Co., Ltd...............................................         730,182         2,752,753
   Asahi Kogyosha Co., Ltd......................................................         467,000         2,040,224
   Asahi Organic Chemicals Industry Co., Ltd....................................       1,358,000         3,892,585
 #*Asanuma Corp.................................................................         614,000           580,661
  #Asax Co., Ltd................................................................              13            15,759
  *Ashimori Industry Co., Ltd...................................................       1,066,000         1,594,906
   Asia Air Survey Co., Ltd.....................................................          74,000           219,214
   ASKA Pharmaceutical Co., Ltd.................................................         479,000         3,086,575

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Asti Corp....................................................................          70,000   $       202,287
   Asunaro Aoki Construction Co., Ltd...........................................         725,000         4,124,925
   Ataka Construction & Engineering Co., Ltd....................................         148,000           516,823
   Atsugi Co., Ltd..............................................................       5,237,000         6,749,918
   Autobacs Seven Co., Ltd......................................................         144,311         6,679,707
   Bank of Iwate, Ltd. (The)....................................................         292,000        13,364,840
   Bank of Nagoya, Ltd. (The)...................................................       2,821,706         9,921,943
   Bank of Okinawa, Ltd. (The)..................................................         152,900         6,630,231
   Bank of Saga, Ltd. (The).....................................................       2,472,000         6,312,666
   Bank of the Ryukyus, Ltd.....................................................         620,500         8,026,768
   Belc Co., Ltd................................................................          23,000           374,330
   Belluna Co., Ltd.............................................................         593,062         4,750,311
 #*Best Denki Co., Ltd..........................................................       1,659,500         4,233,930
   Bunka Shutter Co., Ltd.......................................................         627,000         2,470,327
   Cawachi, Ltd.................................................................         280,700         5,977,915
   Central Glass Co., Ltd.......................................................       1,625,000         7,893,036
   Central Security Patrols Co., Ltd............................................          41,400           442,115
  *Chiba Kogyo Bank, Ltd. (The).................................................         101,600           543,568
   Chiyoda Integre Co., Ltd.....................................................          18,500           228,493
   Chodai Co., Ltd..............................................................          20,500            56,112
   Chofu Seisakusho Co., Ltd....................................................         251,000         6,412,453
   Chubu Shiryo Co., Ltd........................................................         285,700         1,884,452
   Chudenko Corp................................................................         579,760         6,391,743
   Chuetsu Pulp & Paper Co., Ltd................................................       1,928,000         3,747,222
   Chukyo Bank, Ltd. (The)......................................................       1,662,000         4,632,698
   Chuo Denki Kogyo Co., Ltd....................................................          73,000           389,356
   Chuo Gyorui Co., Ltd.........................................................         626,000         1,522,404
   Chuo Spring Co., Ltd.........................................................         941,000         3,484,688
   Cleanup Corp.................................................................         548,900         3,536,706
  *CMK Corp.....................................................................         966,000         3,491,572
   Coca-Cola Central Japan Co., Ltd.............................................         660,800         8,832,454
   Computer Engineering & Consulting, Ltd.......................................         152,100           729,040
  #Corona Corp..................................................................         376,300         6,280,936
   Cresco, Ltd..................................................................          56,500           490,532
  #Cross Plus, Inc..............................................................          77,700           773,211
   CTI Engineering Co., Ltd.....................................................         234,700         1,551,960
   Daibiru Corp.................................................................          89,600           601,019
   Dai-Dan Co., Ltd.............................................................         602,000         4,369,178
   Daido Kogyo Co., Ltd.........................................................         518,447           982,549
 #*Daiei, Inc. (The)............................................................       2,229,400         8,005,596
  *Daiho Corp...................................................................         521,000           840,637
   Daiichi Kogyo Seiyaku Co., Ltd...............................................         609,000         1,807,324
  #Daiki Aluminium Industry Co., Ltd............................................          37,000           150,000
   Daiko Clearing Services Corp.................................................         344,600         1,234,509
  *Daiko Denshi Tsushin, Ltd....................................................          12,000            30,797
   Daikoku Denki Co., Ltd.......................................................          61,900           638,959
   Daimaruenawin Co., Ltd.......................................................          10,600            74,794
   Dainichi Co., Ltd............................................................         277,900         2,759,708
   Daisan Bank, Ltd. (The)......................................................         550,000         1,278,270
   Daishi Bank, Ltd. (The)......................................................       2,237,932         7,520,867
   Daito Bank, Ltd. (The).......................................................       2,499,000         2,229,602
   Daiwa Industries, Ltd........................................................         208,000         1,146,822
   Daiwa Odakyu Construction Co., Ltd...........................................         183,000           542,403
   DC Co., Ltd..................................................................         376,400         1,372,490
  #DCM Holdings Co., Ltd........................................................       1,158,100         9,124,667
   Denki Kogyo Co., Ltd.........................................................           7,000            33,640
   Denyo Co., Ltd...............................................................         186,400         2,524,885
  *Dijet Industrial Co., Ltd....................................................           8,000            17,017
   DMW Corp.....................................................................          58,800         1,080,163
   Doutor Nichires Holdings Co., Ltd............................................          42,500           596,846
   Dydo Drinco, Inc.............................................................          73,500         3,004,110

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Dynic Corp...................................................................          37,000   $        73,546
  #Edion Corp...................................................................       1,600,600        12,575,295
   Ehime Bank, Ltd. (The).......................................................       1,824,000         5,381,909
 #*Eidai Co., Ltd...............................................................         107,000           571,443
   Eighteenth Bank, Ltd. (The)..................................................       3,727,000        10,971,864
   Eizo Nanao Corp..............................................................           3,400            72,944
 #*Elpida Memory, Inc...........................................................       3,097,200        13,158,164
   ESPEC Corp...................................................................         454,000         3,130,971
   Excel Co., Ltd...............................................................          36,100           370,927
   F&A Aqua Holdings, Inc.......................................................           4,400            45,201
  *Faith, Inc...................................................................             736            90,441
   Felissimo Corp...............................................................           6,800            96,789
   Fine Sinter Co., Ltd.........................................................          84,000           273,871
 #*First Baking Co., Ltd........................................................         267,000           333,423
   Fuji Furukawa Engineering & Construction Co., Ltd............................          35,000            65,628
   Fuji Soft, Inc...............................................................          41,900           815,151
   Fujicco Co., Ltd.............................................................         314,600         4,107,710
   Fujikura Kasei Co., Ltd......................................................          21,800           111,001
   Fujikura Rubber, Ltd.........................................................          43,100           165,061
  *Fujikura, Ltd................................................................       3,771,000        11,711,628
   Fujitec Co., Ltd.............................................................          22,822           153,337
   Fujitsu Frontech, Ltd........................................................         392,600         2,579,271
   FuKoKu Co., Ltd..............................................................          30,200           283,989
  #Fukuda Corp..................................................................         293,000         1,085,592
   Fukui Bank, Ltd. (The).......................................................          72,000           229,948
   Fukushima Bank, Ltd..........................................................         890,000           599,008
   Fukusima Industries Corp.....................................................           1,900            24,769
   Fukuyama Transporting Co., Ltd...............................................       2,303,000        13,565,857
   Funai Electric Co., Ltd......................................................           4,300           102,153
   Furusato Industries, Ltd.....................................................          41,800           392,241
   Fuso Dentsu Co., Ltd.........................................................           9,000            38,985
   Fuso Pharmaceutical Industries, Ltd..........................................          61,000           161,271
   Futaba Corp..................................................................         850,800        14,076,218
  #Gakken Holdings Co., Ltd.....................................................       1,799,000         3,900,789
   Gecoss Corp..................................................................         446,600         2,076,091
   Godo Steel, Ltd..............................................................       3,176,000         8,452,560
   Goldcrest Co., Ltd...........................................................         120,300         2,085,253
  *Gourmet Kineya Co., Ltd......................................................         137,000           797,227
  *GSI Creos Corp...............................................................          49,000            71,537
  #Gun Ei Chemical Industry Co., Ltd............................................       1,356,000         3,561,084
   Gunze, Ltd...................................................................       3,253,000        10,016,516
   Hakuto Co., Ltd..............................................................         319,600         3,251,425
   Harima Chemicals, Inc........................................................         399,200         3,180,949
   Haruyama Trading Co., Ltd....................................................         292,600         1,485,135
   Heiwa Real Estate Co., Ltd...................................................       1,729,000         4,020,990
   Heiwado Co., Ltd.............................................................         208,624         2,751,305
   Hibiya Engineering, Ltd......................................................         709,800         7,844,832
   Higashi-Nippon Bank, Ltd.....................................................       2,044,000         4,521,784
   Higo Bank, Ltd. (The)........................................................       1,304,000         7,609,458
  *Hitachi Cable, Ltd...........................................................         909,000         2,081,773
   Hitachi Capital Corp.........................................................          17,800           268,688
   Hitachi Medical Corp.........................................................         651,000         7,456,176
   Hitachi Metals Techno, Ltd...................................................          53,500           338,449
  #Hodogaya Chemical Co., Ltd...................................................         109,000           335,133
   Hokkaido Coca-Cola Bottling Co., Ltd.........................................         466,000         2,356,545
   Hokkan Holdings, Ltd.........................................................         908,000         2,816,538
   Hokko Chemical Industry Co., Ltd.............................................         392,000         1,215,247
   Hokkoku Bank, Ltd. (The).....................................................       2,444,159         9,746,771
   Hokuetsu Bank, Ltd. (The)....................................................       2,880,000         6,063,565
   Hokuetsu Kishu Paper Co., Ltd................................................       3,431,774        23,614,789
   Hokuriku Electrical Construction Co., Ltd....................................         197,000           627,681

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Horipro, Inc.................................................................         166,300   $     2,293,065
   Hosiden Corp.................................................................         439,200         3,223,195
  #Hurxley Corp.................................................................          18,600           133,849
   Hyakugo Bank, Ltd. (The).....................................................       2,551,855        10,822,544
   Hyakujishi Bank, Ltd. (The)..................................................       1,478,000         7,032,564
  #I Metal Technology Co., Ltd..................................................         423,000           867,558
   Ichikawa Co., Ltd............................................................         292,000           637,366
   Ichinen Holdings Co., Ltd....................................................          12,700            68,842
   Ihara Chemical Industry Co., Ltd.............................................         861,000         3,396,919
   IHI Transport Machinery Co., Ltd.............................................         297,000         1,890,563
   Imasen Electric Industrial Co., Ltd..........................................         146,200         1,809,261
 #*Impress Holdings, Inc........................................................         370,200           515,754
   Inaba Seisakusho Co., Ltd....................................................          90,000         1,096,068
   Inabata & Co., Ltd...........................................................       1,084,000         6,884,591
  #Ines Corp....................................................................       1,161,300         8,532,691
   Information Services International-Dentsu, Ltd...............................         141,400         1,309,894
  #Innotech Corp................................................................         263,500         1,903,951
  #Inui Steamship Co., Ltd......................................................         198,500           849,414
  *Ishihara Sangyo Kaisha, Ltd..................................................          31,000            37,557
   Ishizuka Glass Co., Ltd......................................................         660,000         1,252,423
   IT Holdings Corp.............................................................         413,200         5,095,205
  #Itochu Enex Co., Ltd.........................................................         708,500         4,193,424
   Itochu-Shokuhin Co., Ltd.....................................................          10,200           371,186
   Itoham Foods, Inc............................................................       2,715,000        10,851,386
   Itoki Corp...................................................................         652,700         1,597,823
   Iwai Cosmo Holdings, Inc.....................................................         124,900           429,584
   Iwaki & Co., Ltd.............................................................         773,000         2,023,949
 #*Iwasaki Electric Co., Ltd....................................................       1,478,000         3,306,942
  #Iwatsu Electric Co., Ltd.....................................................         807,000           818,802
   Izumiya Co., Ltd.............................................................       1,714,000         8,666,506
   Jalux, Inc...................................................................           1,000            10,183
   Japan Carlit Co., Ltd........................................................          16,700            88,727
   Japan Digital Laboratory Co., Ltd............................................         572,800         6,329,460
  #Japan Foundation Engineering Co., Ltd........................................         523,700         2,376,256
  #Japan Medical Dynamic Marketing, Inc.........................................         447,400         1,464,720
   Japan Oil Transportation Co., Ltd............................................         576,000         1,491,385
   Japan Pulp & Paper Co., Ltd..................................................       1,485,000         5,606,565
   Japan Transcity Corp.........................................................         757,000         2,718,374
   JBIS Holdings, Inc...........................................................          55,700           203,745
   Jidosha Buhin Kogyo Co., Ltd.................................................          40,000           220,687
   JIEC Co., Ltd................................................................              49            59,882
   JMS Co., Ltd.................................................................         701,000         2,249,393
  *Joban Kosan Co., Ltd.........................................................       1,035,000         1,348,684
   J-Oil Mills, Inc.............................................................         345,000         1,011,697
   JSP Corp.....................................................................             800            12,946
   Juroku Bank, Ltd.............................................................       1,100,000         3,700,673
   Kaga Electronics Co., Ltd....................................................         163,200         1,825,995
  #Kagoshima Bank, Ltd. (The)...................................................       1,933,500        13,385,124
   Kamei Corp...................................................................         566,000         6,456,545
   Kanaden Corp.................................................................         472,000         3,004,863
   Kanamoto Co., Ltd............................................................         559,000         5,249,675
   Kandenko Co., Ltd............................................................       1,967,000        10,300,520
   Kanematsu Electronics, Ltd...................................................          83,400           888,778
   Kanto Natural Gas Development Co., Ltd.......................................         579,000         3,170,491
  *Katakura Chikkarin Co., Ltd..................................................         250,000           731,380
   Kato Sangyo Co., Ltd.........................................................          14,200           287,175
   Kato Works Co., Ltd..........................................................       1,147,000         4,144,233
   KAWADA TECHNOLOGIES, Inc.....................................................           6,600           109,084
   Kawasaki Kasei Chemicals, Ltd................................................         658,000           978,131
  #Kawasaki Kisen Kaisha, Ltd...................................................       4,868,000         9,235,510
   Kawasumi Laboratories, Inc...................................................         279,200         1,666,792

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Keihanshin Building Co., Ltd.................................................          81,500   $       390,542
  #Keihin Co., Ltd. (The).......................................................          25,000            36,873
   Keiyo Bank, Ltd. (The).......................................................          79,000           389,937
  *Kenedix, Inc.................................................................          19,196         2,540,704
  *KI HOLDINGS Co., Ltd.........................................................         356,000           463,998
   Kimura Unity Co, Ltd.........................................................           1,600            14,811
  *Kinki Sharyo Co., Ltd........................................................          91,000           292,356
   Kitagawa Iron Works Co., Ltd.................................................         223,000           434,056
   Kita-Nippon Bank, Ltd. (The).................................................         164,600         4,391,747
   Kitano Construction Corp.....................................................         764,000         1,864,863
   Kitazawa Sangyo Co., Ltd.....................................................         247,000           570,128
   Kito Corp....................................................................             171           134,936
   Kiyo Holdings, Inc...........................................................         114,000           178,669
   Koa Corp.....................................................................         253,589         2,549,578
  #Kohnan Shoji Co., Ltd........................................................         500,400         7,791,065
   Koike Sanso Kogyo Co., Ltd...................................................           8,000            21,897
  #Kojima Co., Ltd..............................................................         709,300         4,790,427
  *Kokusai Kogyo Holdings Co., Ltd..............................................          14,000            35,301
   Kokuyo Co., Ltd..............................................................       1,900,111        13,634,949
  #KOMAIHALTEC, Inc.............................................................         856,000         3,323,424
   Komatsu Seiren Co., Ltd......................................................         780,000         3,661,908
  #Komatsu Wall Industry Co., Ltd...............................................         154,200         1,681,605
   Komori Corp..................................................................       1,415,300         9,232,953
  #Konaka Co., Ltd..............................................................         683,849         6,479,396
   Kondotec, Inc................................................................          53,200           347,277
   Konishi Co., Ltd.............................................................         271,900         4,001,590
 #*Kosei Securities Co., Ltd....................................................         545,000           443,594
   KRS Corp.....................................................................         166,000         1,863,681
   KU Holdings Co., Ltd.........................................................         182,600           950,093
  *Kumagai Gumi Co., Ltd........................................................       1,675,000         1,890,525
  #Kumiai Chemical Industry Co., Ltd............................................       1,053,000         4,419,716
   Kurabo Industries, Ltd.......................................................       5,589,000        11,312,459
  #Kurimoto, Ltd................................................................       3,358,000         8,252,161
   Kuroganeya Co., Ltd..........................................................          55,700           222,831
   Kyodo Printing Co., Ltd......................................................       1,752,000         4,904,747
   Kyoei Sangyo Co., Ltd........................................................         337,000           641,777
   Kyoei Steel, Ltd.............................................................         395,700         7,152,475
  #Kyokuto Boeki Kaisha, Ltd....................................................         499,000         1,410,154
   Kyokuto Kaihatsu Kogyo Co., Ltd..............................................         830,750         6,872,625
   Kyokuto Securities Co., Ltd..................................................          61,300           409,638
  #Kyoritsu Maintenance Co., Ltd................................................          39,400           735,415
   Kyosan Electric Manufacturing Co., Ltd.......................................         338,000         1,561,018
   Kyowa Leather Cloth Co., Ltd.................................................         377,300         1,465,709
   Kyudenko Corp................................................................       1,079,000         6,806,677
   LEC, Inc.....................................................................          71,000         1,060,305
 #*Leopalace21 Corp.............................................................       4,478,915         9,894,810
  *Lonseal Corp.................................................................         306,000           367,582
   Look, Inc....................................................................          32,000            89,312
   Macnica, Inc.................................................................         225,000         5,328,731
   Maeda Corp...................................................................       4,368,000        18,105,496
   Maeda Road Construction Co., Ltd.............................................       1,615,000        19,568,975
 #*Maezawa Industries, Inc......................................................         219,500           663,628
   Maezawa Kasei Industries Co., Ltd............................................         210,300         2,209,569
   Maezawa Kyuso Industries Co., Ltd............................................         111,000         1,553,556
   Marubun Corp.................................................................         444,300         2,189,024
   Marudai Food Co., Ltd........................................................       3,070,000        11,175,919
  *Maruei Department Store Co., Ltd.............................................         555,400           671,418
   Maruetsu, Inc. (The).........................................................          20,000            77,400
  *Marufuji Sheet Piling Co., Ltd...............................................          12,000            33,368
   Marusan Securities Co., Ltd..................................................          99,500           349,017
   Maruwn Corp..................................................................         302,600           795,940

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Maruzen Co., Ltd.............................................................          20,000   $       138,010
   Maruzen Showa Unyu Co., Ltd..................................................       1,369,000         4,680,144
   Matsui Construction Co., Ltd.................................................         417,700         1,745,917
   Maxvalu Tokai Co., Ltd.......................................................          35,000           525,417
  *Meiji Machine Co., Ltd.......................................................          85,700           243,115
  #Meiwa Estate Co., Ltd........................................................         424,600         2,044,889
   Mesco, Inc...................................................................          33,000           260,526
   Michinoku Bank, Ltd. (The)...................................................       2,647,000         5,321,080
   Mie Bank, Ltd. (The).........................................................         463,000         1,097,367
  #Mikuni Coca-Cola Bottling Co., Ltd...........................................         493,900         4,411,995
   Mikuni Corp..................................................................         172,000           365,955
   Mimasu Semiconductor Industry Co., Ltd.......................................          98,200           899,296
   Minato Bank, Ltd. (The)......................................................         474,000           927,090
   Ministop Co., Ltd............................................................          35,700           664,320
   Mirait Holdings Corp.........................................................         413,140         3,311,281
   Mitani Corp..................................................................          16,100           214,440
   Mito Securities Co., Ltd.....................................................         467,000           620,633
  *Mitsuba Corp.................................................................         423,000         3,661,272
  *Mitsubishi Kakoki Kaisha, Ltd................................................          29,000            55,677
  *Mitsubishi Paper Mills, Ltd..................................................       1,449,000         1,468,169
   Mitsui High-Tec, Inc.........................................................         413,100         1,742,162
   Mitsui Home Co., Ltd.........................................................           2,000            10,582
   Mitsui Knowledge Industry Co., Ltd...........................................           1,461           287,274
   Mitsumi Electric Co., Ltd....................................................       1,309,600        10,727,802
   Mitsumura Printing Co., Ltd..................................................          88,000           305,220
   MITSUUROKO HOLDINGS Co., Ltd.................................................         795,000         5,166,817
 #*Miyaji Engineering Group, Inc................................................         581,000         1,473,421
   Miyazaki Bank, Ltd. (The)....................................................       3,002,260         7,900,054
   Miyoshi Oil & Fat Co., Ltd...................................................       1,062,000         1,465,424
   Mizuno Corp..................................................................         650,000         3,519,034
   Monex Group, Inc.............................................................           6,310         1,011,838
   Morita Holdings Corp.........................................................         138,000           845,625
   Morozoff, Ltd................................................................         232,000           835,592
   Mory Industries, Inc.........................................................         625,000         2,236,696
   Mr Max Corp..................................................................         646,600         2,805,304
   Murakami Corp................................................................           5,000            53,582
   Musashino Bank, Ltd..........................................................         246,500         8,314,219
  #Mutoh Holdings Co., Ltd......................................................         174,000         1,108,629
   Nagano Bank, Ltd. (The)......................................................       1,602,000         3,481,919
   Nagase & Co., Ltd............................................................         284,000         3,296,661
  #Nakabayashi Co., Ltd.........................................................         964,000         2,410,185
   Nakano Corp..................................................................          17,500            41,607
  *Nakayama Steel Works, Ltd....................................................       2,846,000         3,404,178
   Nanto Bank, Ltd. (The).......................................................          30,000           163,726
   NEC Capital Solutions, Ltd...................................................         221,000         3,704,133
   Neturen Co., Ltd.............................................................         293,300         2,493,489
   Nice Holdings, Inc...........................................................       1,436,000         4,833,649
   Nichia Steel Works, Ltd......................................................         884,200         2,397,737
   Nichiban Co., Ltd............................................................         616,000         2,140,891
   Nichiha Corp.................................................................         132,100         1,481,933
 #*Nichimo Co., Ltd.............................................................         869,000         2,093,487
   Nichireki Co., Ltd...........................................................         604,000         3,349,691
  #Nihon Eslead Corp............................................................         169,848         1,564,538
   Nihon Kagaku Sangyo Co., Ltd.................................................          21,000           146,590
   Nihon Tokushu Toryo Co., Ltd.................................................          76,800           314,119
   Nihon Yamamura Glass Co., Ltd................................................       2,394,000         6,518,618
   Nikko Co., Ltd...............................................................         537,000         2,279,613
   Nippo Corp...................................................................       1,787,000        19,962,650
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................       3,263,000         7,389,281
   Nippon Chemical Industrial Co., Ltd..........................................       1,950,000         3,507,548
   Nippon Chutetsukan K.K.......................................................         576,000         1,341,117

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Nippon Concrete Industries Co., Ltd..........................................       1,084,000   $     4,042,153
   Nippon Densetsu Kogyo Co., Ltd...............................................         210,000         2,149,278
   Nippon Denwa Shisetu Co., Ltd................................................         845,000         2,799,145
   Nippon Felt Co., Ltd.........................................................          73,100           382,968
   Nippon Fine Chemical Co., Ltd................................................         210,100         1,479,998
   Nippon Flour Mills Co., Ltd..................................................       1,178,000         5,393,509
   Nippon Hume Corp.............................................................         534,000         2,747,731
   Nippon Jogesuido Sekkei Co., Ltd.............................................              26            39,226
  *Nippon Kinzoku Co., Ltd......................................................         111,000           234,423
   Nippon Koei Co., Ltd.........................................................       1,470,000         5,539,649
   Nippon Konpo Unyu Soko Co., Ltd..............................................       1,080,400        11,371,071
   Nippon Light Metal Co., Ltd..................................................         132,000           175,496
   Nippon Pillar Packing Co., Ltd...............................................         112,000           833,008
   Nippon Rietec Co., Ltd.......................................................          17,000            75,845
  #Nippon Road Co., Ltd. (The)..................................................       2,090,000         8,938,855
   Nippon Seiki Co., Ltd........................................................          30,000           355,544
   Nippon Soda Co., Ltd.........................................................       1,606,000         7,941,049
   Nippon Systemware Co., Ltd...................................................         199,100           814,271
  #Nippon Tungsten Co., Ltd.....................................................         182,000           441,214
  *Nippon Yakin Kogyo Co., Ltd..................................................         599,000         1,018,207
   Nippon Yusoki Co., Ltd.......................................................          36,000           102,210
   Nishikawa Rubber Co., Ltd....................................................           1,000             9,478
   Nishimatsu Construction Co., Ltd.............................................       7,232,073        15,979,195
  *Nishishiba Electric Co., Ltd.................................................         103,000           174,605
   Nissan Shatai Co., Ltd.......................................................         137,000         1,427,320
  *Nissei Plastic Industrial Co., Ltd...........................................          17,200            87,387
  #Nissha Printing Co., Ltd.....................................................          44,800           596,627
   Nisshin Fudosan Co., Ltd.....................................................         295,700         1,779,859
   Nisshin Oillio Group, Ltd. (The).............................................         657,000         2,816,613
   Nissin Corp..................................................................         425,000         1,187,240
  *Nissin Sugar Holdings Co., Ltd...............................................         123,500         2,529,303
   Nissui Pharmaceutical Co., Ltd...............................................         225,800         2,135,793
   Nittan Valve Co., Ltd........................................................         159,900           593,897
   Nittetsu Mining Co., Ltd.....................................................       1,942,000         8,847,079
  #Nitto FC Co., Ltd............................................................         243,100         1,576,205
   Nitto Fuji Flour Milling Co., Ltd............................................         370,000         1,452,583
   Nitto Kogyo Corp.............................................................          28,200           352,687
   Nitto Seiko Co., Ltd.........................................................          26,000            72,569
   Nohmi Bosai, Ltd.............................................................         171,000         1,135,502
   Nomura Co., Ltd..............................................................          46,000           159,924
  *Noritsu Koki Co., Ltd........................................................         518,300         2,387,522
  *NS United Kaiun Kaisha, Ltd..................................................         543,000           948,609
  #Obayashi Road Corp...........................................................         793,000         2,654,523
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................       1,475,000         4,930,253
   Ohara, Inc...................................................................          30,500           327,556
   Oie Sangyo Co., Ltd..........................................................          11,100           120,599
   Oita Bank, Ltd. (The)........................................................       3,437,000        10,223,379
   Okabe Co., Ltd...............................................................         530,400         2,985,014
   Okasan Securities Group, Inc.................................................          64,000           214,808
 #*OKK Corp.....................................................................         859,000         1,300,742
   Okumura Corp.................................................................       2,814,000        12,260,773
   Okura Industrial Co., Ltd....................................................         995,000         3,190,523
   Okuwa Co., Ltd...............................................................         175,000         2,482,379
   Olympic Corp.................................................................         381,200         4,054,265
   ONO Sokki Co., Ltd...........................................................           2,000             7,703
   Onoken Co., Ltd..............................................................         296,300         2,537,148
   Origin Electric Co., Ltd.....................................................           2,000             6,881
  #Osaka Organic Chemical Industry, Ltd.........................................          89,700           528,927
   Osaka Steel Co., Ltd.........................................................         594,600        11,010,383
   Oyo Corp.....................................................................         516,400         6,934,860
   P.S. Mitsubishi Construction Co., Ltd........................................         110,600           725,243

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Pacific Industrial Co., Ltd..................................................       1,167,000   $     5,605,135
  *Paltac Corp..................................................................          48,000           627,350
   Parco Co., Ltd...............................................................          11,300            92,850
  #Penta-Ocean Construction Co., Ltd............................................       2,380,500         8,552,685
  #Piolax, Inc..................................................................         244,000         5,765,849
   Pressance Corp...............................................................           2,600            39,359
   Raito Kogyo Co., Ltd.........................................................         420,200         2,667,943
 #*Renown, Inc..................................................................         816,460         1,601,244
   Rheon Automatic Machinery Co., Ltd...........................................         304,000           798,522
  #Rhythm Watch Co., Ltd........................................................       2,937,000         5,556,268
   Ricoh Leasing Co., Ltd.......................................................         105,500         2,506,651
   Right On Co., Ltd............................................................         132,600         1,042,667
   Riken Keiki Co., Ltd.........................................................          51,600           408,549
   Riken Technos Corp...........................................................         925,000         2,714,110
   Riken Vitamin Co., Ltd.......................................................          22,900           739,465
  *Riso Kagaku Corp.............................................................         222,782         3,395,069
   Roland Corp..................................................................         145,400         1,362,697
   Roland DG Corp...............................................................             500             5,755
  #Round One Corp...............................................................       1,664,000        10,278,704
   Ryoden Trading Co., Ltd......................................................         828,000         5,172,681
   Ryosan Co., Ltd..............................................................         703,200        15,555,485
   Ryoyo Electro Corp...........................................................         778,100         9,016,757
   S Foods, Inc.................................................................           6,000            55,678
   Sakai Chemical Industry Co., Ltd.............................................       1,860,000         7,356,798
   Sakai Heavy Industries, Ltd..................................................         748,000         1,716,474
   Sakata INX Corp..............................................................         207,000           969,900
   Sala Corp....................................................................         273,000         1,758,095
   SAN HOLDINGS, Inc............................................................          69,600         1,309,818
   San-Ai Oil Co., Ltd..........................................................       1,321,000         6,262,531
   Sangetsu Co., Ltd............................................................          21,800           604,872
   San-in Godo Bank, Ltd. (The).................................................       2,949,000        22,320,354
   Sankei Building Co., Ltd.....................................................          90,200           875,162
   Sanki Engineering Co., Ltd...................................................       1,508,000         8,188,968
   Sankyo Seiko Co., Ltd........................................................         744,100         2,787,635
  *Sankyo-Tateyama Holdings, Inc................................................       3,068,000         5,774,479
   Sanoh Industrial Co., Ltd....................................................         274,600         2,041,610
   Sanritsu Corp................................................................         104,900           714,628
   Sanshin Electronics Co., Ltd.................................................         756,500         6,414,897
   Sanyo Engineering & Construction, Inc........................................         195,000           703,368
  #Sanyo Industries, Ltd........................................................         714,000         1,661,016
   Sanyo Shokai, Ltd............................................................         379,000           946,237
   Sapporo Hokuyo Holdings, Inc.................................................       1,440,600         5,198,789
   Sato Shoji Corp..............................................................         157,600           962,200
   Satori Electric Co., Ltd.....................................................         266,860         1,717,985
  #Saxa Holdings, Inc...........................................................       1,027,000         2,245,294
   Scroll Corp..................................................................         647,500         2,564,188
   Seibu Electric Industry Co., Ltd.............................................         313,000         1,494,752
   Seino Holdings Co., Ltd......................................................       2,088,119        15,996,958
   Sekisui Jushi Co., Ltd.......................................................         575,000         5,853,959
   Sekisui Plastics Co., Ltd....................................................       1,166,000         4,428,617
  #Senko Co., Ltd...............................................................       1,542,000         6,299,169
   Senshu Electric Co., Ltd.....................................................          25,100           320,361
  #Senshukai Co., Ltd...........................................................         310,000         2,084,788
   Shibusawa Warehouse Co., Ltd.................................................          80,000           256,577
   Shibuya Kogyo Co., Ltd.......................................................          95,800         1,105,682
   Shiga Bank, Ltd..............................................................         132,000           893,681
  #Shikibo, Ltd.................................................................       2,194,000         3,317,580
   Shikoku Bank, Ltd............................................................       1,347,000         5,360,504
   Shima Seiki Manufacturing Co., Ltd...........................................           2,800            50,678
   Shimachu Co., Ltd............................................................         626,900        14,935,781
  #Shimizu Bank, Ltd............................................................         196,100         8,085,882

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Shin Nippon Air Technologies Co., Ltd........................................         319,120   $     1,834,100
   Shinagawa Refractories Co., Ltd..............................................         818,000         2,574,511
   Shin-Etsu Polymer Co., Ltd...................................................         147,300           678,914
   Shinkawa, Ltd................................................................         208,700         1,105,143
  #Shinko Electric Industries Co., Ltd..........................................         318,800         2,365,108
   Shinko Shoji Co., Ltd........................................................         475,000         4,075,836
   Shinko Wire Co., Ltd.........................................................         490,000           934,175
   Shinmaywa Industries, Ltd....................................................       2,777,000        13,385,168
   Shinnihon Corp...............................................................         254,800           788,802
   Shobunsha Publications, Inc..................................................          26,200           205,286
   Shoei Foods Corp.............................................................         177,000         1,235,875
   Shofu, Inc...................................................................             900             9,289
  *Showa Corp...................................................................       1,284,500         8,423,787
   Sinanen Co., Ltd.............................................................         897,000         4,060,678
   Sintokogio, Ltd..............................................................         404,200         3,784,622
   SKY Perfect JSAT Holdings, Inc...............................................           9,244         4,784,150
   SNT Corp.....................................................................         635,600         2,941,288
   Soda Nikka Co., Ltd..........................................................         328,000         1,496,960
   Soft99 Corp..................................................................          17,600           109,678
   Sohgo Security Services Co., Ltd.............................................         102,100         1,140,228
   Somar Corp...................................................................         191,000           476,685
   Sonton Food Industry Co., Ltd................................................         112,000         1,029,527
   Space Co., Ltd...............................................................          45,160           271,513
   SPK Corp.....................................................................           2,900            51,071
   Subaru Enterprise Co., Ltd...................................................         247,000           879,214
   Sugimoto & Co., Ltd..........................................................         105,800         1,015,590
   Sumikin Bussan Corp..........................................................         575,000         1,621,952
   Suminoe Textile Co., Ltd.....................................................       1,297,000         2,639,112
   Sumitomo Densetsu Co., Ltd...................................................         449,500         3,016,542
   Sumitomo Osaka Cement Co., Ltd...............................................       5,231,000        16,193,656
   Sumitomo Pipe & Tube Co., Ltd................................................         617,300         5,254,710
   Sumitomo Warehouse Co., Ltd..................................................         549,000         2,698,360
   Suzuden Corp.................................................................           2,100            14,516
  *SWCC Showa Holdings Co., Ltd.................................................       6,136,000         6,458,447
   Tachibana Eletech Co., Ltd...................................................         260,600         2,333,157
   Tachikawa Corp...............................................................         188,400         1,064,011
   Tachi-S Co., Ltd.............................................................         188,910         3,624,752
   Tadano, Ltd..................................................................           3,000            20,587
   Taihei Dengyo Kaisha, Ltd....................................................         567,000         4,535,670
   Taihei Kogyo Co., Ltd........................................................         451,000         2,531,479
   Taiheiyo Cement Corp.........................................................           1,000             2,196
   Taiheiyo Kouhatsu, Inc.......................................................       1,881,000         2,002,677
   Taiho Kogyo Co., Ltd.........................................................         438,800         4,123,779
  #Taiko Bank, Ltd. (The).......................................................         117,000           392,934
  #Taiyo Yuden Co., Ltd.........................................................         178,500         1,613,036
   TAIYO, Ltd...................................................................          30,000            98,188
   Takachiho Koheki Co., Ltd....................................................             400             4,624
 #*Takagi Securities Co., Ltd...................................................         596,000           531,917
   Takamatsu Construction Group Co., Ltd........................................          47,000           788,782
   Takano Co., Ltd..............................................................         299,300         1,764,496
   Takara Printing Co., Ltd.....................................................             800             6,027
   Takara Standard Co., Ltd.....................................................       1,096,000         8,808,879
   Takasago Thermal Engineering Co., Ltd........................................         465,800         3,873,537
   Take & Give Needs Co., Ltd...................................................          13,386         1,006,292
   Takigami Steel Construction Co., Ltd.........................................         194,000           619,115
   Takiron Co., Ltd.............................................................       1,039,000         3,594,187
  #Tamura Corp..................................................................       1,051,948         3,002,093
   Tatsuta Electric Wire & Cable Co., Ltd.......................................         289,000         1,361,270
   Tayca Corp...................................................................         777,000         3,107,799
   TBK Co., Ltd.................................................................         473,000         2,395,807
   TECHNO ASSOCIE Co., Ltd......................................................         171,900         1,448,800

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Techno Ryowa, Ltd............................................................         229,770   $     1,217,425
   Teikoku Tsushin Kogyo Co., Ltd...............................................         500,000           913,132
   Tekken Corp..................................................................       3,013,000         4,633,951
  *Ten Allied Co., Ltd..........................................................         188,200           691,122
   Tenma Corp...................................................................         573,900         5,249,298
   Teraoka Seisakusho Co., Ltd..................................................         169,800           782,434
   Tigers Polymer Corp..........................................................         318,800         1,264,626
   TOA Corp.....................................................................       5,695,000        12,518,647
  #Toa Oil Co., Ltd.............................................................         536,000           677,560
  #TOA ROAD Corp................................................................         923,000         2,777,738
   Toabo Corp...................................................................           6,000             4,572
   Toagosei Co., Ltd............................................................         235,000           986,446
   Tochigi Bank, Ltd............................................................       2,667,000         9,690,728
   Toda Corp....................................................................       4,465,000        17,779,705
   Toei Co., Ltd................................................................         140,000           668,305
   Toenec Corp..................................................................       1,091,000         6,345,230
   Toho Bank, Ltd...............................................................       3,243,000        10,521,498
   Toho Holdings Co., Ltd.......................................................         121,500         1,986,144
   Tohoku Bank, Ltd. (The)......................................................       1,501,000         2,644,030
   Tohto Suisan Co., Ltd........................................................         807,000         1,621,274
  *Tokai Kanko Co., Ltd.........................................................           9,000             2,473
   Tokai Lease Co., Ltd.........................................................         545,000         1,315,782
   Tokai Tokyo Financial Holdings, Inc..........................................         136,000           414,355
  #Toko Electric Corp...........................................................         116,000           521,871
  *Toko, Inc....................................................................           1,054             2,224
   Tokushu Tokai Paper Co., Ltd.................................................       1,208,220         2,839,431
 #*Tokuyama Corp................................................................       3,558,000        12,302,136
   Tokyo Energy & Systems, Inc..................................................         595,000         3,840,684
   TOKYO KEIKI, Inc.............................................................         485,000         1,055,587
   Tokyo Ohka Kogyo Co., Ltd....................................................         365,000         7,992,122
   Tokyo Sangyo Co., Ltd........................................................         514,500         1,760,777
   Tokyo Soir Co., Ltd..........................................................         169,000           423,278
  #Tokyo Steel Manufacturing Co., Ltd...........................................       1,947,400        14,675,316
  *Tokyo Tatemono Co., Ltd......................................................       5,592,000        20,499,993
   Tokyo Tekko Co., Ltd.........................................................         497,000         2,188,753
  #Tokyo Tomin Bank, Ltd........................................................         407,800         5,260,476
   Tokyotokeiba Co., Ltd........................................................          89,000           129,899
  *Tokyu Recreation Co., Ltd....................................................         290,000         1,728,600
   Toli Corp....................................................................         963,000         2,086,039
   Tomato Bank, Ltd.............................................................       1,146,000         2,019,234
   Tomen Devices Corp...........................................................             400             9,869
   Tomen Electronics Corp.......................................................         237,400         3,132,916
  #Tomoe Corp...................................................................         912,000         3,454,497
   Tomoku Co., Ltd..............................................................       1,157,000         3,337,079
   TOMONY Holdings, Inc.........................................................       2,772,100        12,597,162
   Tonami Holdings Co., Ltd.....................................................       1,540,000         3,784,864
   Toppan Forms Co., Ltd........................................................         214,800         1,732,878
   Topre Corp...................................................................         261,500         2,700,340
   Topy Industries, Ltd.........................................................       2,534,000         6,998,092
   Torii Pharmaceutical Co., Ltd................................................         323,100         6,153,924
   Tosei Corp...................................................................           1,510           414,626
   Tosho Printing Co., Ltd......................................................         783,000         1,756,101
  #Totenko Co., Ltd.............................................................         245,000           527,049
   Totetsu Kogyo Co., Ltd.......................................................         536,000         5,532,723
   Tottori Bank, Ltd............................................................       1,040,000         2,093,881
   Touei Housing Corp...........................................................             100             1,056
   Towa Bank, Ltd...............................................................         766,000           907,892
   Towa Corp....................................................................           6,100            34,554
   Toyo Ink SC Holdings Co., Ltd................................................       1,149,000         4,574,507
   Toyo Kohan Co., Ltd..........................................................       2,110,000         7,935,329
   Toyo Securities Co., Ltd.....................................................         624,000           909,434

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Toyo Tire & Rubber Co., Ltd..................................................       2,296,000   $     5,740,380
  #Toyo Wharf & Warehouse Co., Ltd..............................................         980,000         1,878,669
   Toyota Motor Corp............................................................         118,825         4,382,565
   Trusco Nakayama Corp.........................................................         199,400         4,039,106
  *TSI Holdings Co., Ltd........................................................       2,236,820        11,284,079
   Tsubakimoto Kogyo Co., Ltd...................................................          33,000           100,485
 #*Tsudakoma Corp...............................................................         872,000         2,321,375
   Tsukishima Kikai Co., Ltd....................................................         393,000         3,198,279
   Tsukuba Bank, Ltd............................................................         749,467         2,737,349
   Tsurumi Manufacturing Co., Ltd...............................................         281,000         2,158,660
   Tsutsumi Jewelry Co., Ltd....................................................         264,300         6,328,784
   Tsuzuki Denki Co., Ltd.......................................................         372,000         3,981,296
   TTK Co., Ltd.................................................................         136,000           704,827
   TV Asahi Corp................................................................           1,270         2,229,384
   TV Tokyo Holdings Corp.......................................................          43,300           610,404
  #TYK Corp.....................................................................         690,000         1,814,566
   Uchida Yoko Co., Ltd.........................................................       1,122,000         3,217,958
  *Ueki Corp....................................................................          49,000           126,706
  *UKC Holdings Corp............................................................          45,200           475,560
  *Ulvac, Inc...................................................................          26,500           354,873
   Uniden Corp..................................................................       1,639,000         6,314,484
   UNY Co., Ltd.................................................................          49,160           460,507
   U-Shin, Ltd..................................................................         552,700         4,266,798
  #Vital KSK Holdings, Inc......................................................         336,300         2,816,464
 #*Wakachiku Construction Co., Ltd..............................................         318,000           481,386
   Warabeya Nichiyo Co., Ltd....................................................         150,400         2,144,316
   Watabe Wedding Corp..........................................................           8,500            80,649
   Wood One Co., Ltd............................................................         531,000         1,908,389
   Y. A. C. Co., Ltd............................................................          10,500            89,212
   Yachiyo Bank, Ltd. (The).....................................................          66,075         1,594,387
   Yaizu Suisankagaku Industry Co., Ltd.........................................           1,800            16,963
   Yamabiko Corp................................................................         160,774         2,015,938
   Yamagata Bank, Ltd...........................................................       1,704,000         8,685,730
 #*Yamaichi Electronics Co., Ltd................................................         236,900           542,487
   Yamanashi Chuo Bank, Ltd.....................................................       2,436,000        11,068,012
   Yamato Corp..................................................................         336,000         1,375,647
   Yamaura Corp.................................................................         155,500           471,091
   Yamazawa Co., Ltd............................................................           2,100            38,221
   Yasuda Warehouse Co., Ltd. (The).............................................         159,400         1,063,103
   Yellow Hat, Ltd..............................................................         389,800         6,147,083
   Yodogawa Steel Works, Ltd....................................................       3,691,000        17,067,260
   Yokogawa Bridge Holdings Corp................................................         420,000         3,137,449
   Yokohama Reito Co., Ltd......................................................       1,144,500         9,171,057
   Yokowo Co., Ltd..............................................................           1,500             7,729
   Yondenko Corp................................................................         443,650         1,913,573
   Yonekyu Corp.................................................................         199,000         1,993,686
   Yonex Co., Ltd...............................................................         149,000         1,036,027
   Yuasa Funashoku Co., Ltd.....................................................         532,000         1,414,806
   Yurtec Corp..................................................................       1,093,000         6,172,143
   Zuken, Inc...................................................................          37,800           285,257
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                     2,022,763,839
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Rekapacific Berhad...........................................................         130,000                --
                                                                                                   ---------------
NETHERLANDS -- (1.4%)
 #*AMG Advanced Metallurgical Group NV..........................................          20,650           238,420
  *APERAM NV....................................................................         132,560         2,724,367
  *Ballast Nedam NV.............................................................           3,021            54,840
   Batenburg Techniek NV........................................................           6,890           137,275
  #BE Semiconductor Industries NV...............................................         741,426         5,452,080

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
NETHERLANDS -- (Continued)
  *Crown Van Gelder NV..........................................................          49,752   $       238,603
  #CSM NV.......................................................................         369,154         6,865,102
   Delta Lloyd NV...............................................................         207,539         3,803,675
   Grontmij NV..................................................................          17,317           115,975
  #Heijmans NV..................................................................         344,629         4,090,438
   ICT Automatisering NV........................................................           3,364            11,950
  *Kardan NV....................................................................          89,081           202,546
   KAS Bank NV..................................................................         225,598         2,550,896
   Kendrion NV..................................................................           9,211           222,017
   Koninklijke Bam Groep NV.....................................................       5,478,770        23,708,485
   Koninklijke Ten Cate NV......................................................         191,502         5,955,676
 #*Koninklijke Wessanen NV......................................................         429,678         1,560,645
  *LBi International NV.........................................................          16,089            42,270
   Macintosh Retail Group NV....................................................             522             6,647
   Nutreco NV...................................................................         230,598        16,365,359
 #*Ordina NV....................................................................       1,089,329         1,487,015
   PostNL NV....................................................................             455             1,836
 #*Qurius NV....................................................................         139,752            27,826
   Royal Reesink NV.............................................................           1,635           166,617
  *SNS Reaal Groep NV...........................................................       3,546,913         8,497,565
   Telegraaf Media Groep NV.....................................................          78,837         1,016,382
   TKH Group NV.................................................................          52,840         1,209,759
 #*TomTom NV....................................................................       1,460,960         6,608,463
   USG People NV................................................................       1,498,670        12,781,624
  *Van Lanschot NV..............................................................              57             1,589
  *Wavin NV.....................................................................         595,417         7,149,350
 #*Xeikon NV....................................................................          67,100           274,638
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                       113,569,930
                                                                                                   ---------------
NEW ZEALAND -- (0.4%)
   Air New Zealand, Ltd.........................................................       8,371,755         6,284,407
   Auckland International Airport, Ltd..........................................       1,021,473         2,067,535
   CDL Investments (New Zealand), Ltd...........................................         866,651           232,889
   Colonial Motor Co., Ltd......................................................         243,551           565,731
   Ebos Group, Ltd..............................................................           2,000            11,800
  *Fisher & Paykel Appliances Holdings, Ltd.....................................      12,648,912         3,603,393
  *Heartland New Zealand, Ltd...................................................         560,881           226,939
   Millennium & Copthorne Hotels (New Zealand), Ltd.............................       3,112,559         1,052,309
   New Zealand Oil & Gas, Ltd...................................................       1,701,673         1,016,699
   New Zealand Refining Co., Ltd................................................           2,274             5,313
   Northland Port Corp. (New Zealand), Ltd......................................          24,300            30,130
  #Nuplex Industries, Ltd.......................................................       2,063,409         4,233,958
  *Pan Pacific Petroleum NL.....................................................         453,105            70,446
   Port of Tauranga, Ltd........................................................          17,979           154,913
  *Pyne Gould Corp., Ltd........................................................         268,945            79,885
  *Pyne Gould Guinness, Ltd.....................................................       1,734,666           529,810
  *Rakon, Ltd...................................................................         971,734           521,373
  *Richina Pacific, Ltd.........................................................         832,183           247,352
  *Rubicon, Ltd.................................................................       2,825,476         1,097,619
   Sanford, Ltd.................................................................       1,099,644         3,724,171
   Sky Network Television, Ltd..................................................         145,868           628,670
   Steel & Tube Holdings, Ltd...................................................           3,138             5,800
  *Tenon, Ltd...................................................................         346,687           200,397
  *Tourism Holdings, Ltd........................................................         870,292           423,979
   Tower, Ltd...................................................................       3,423,032         4,009,543
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                        31,025,061
                                                                                                   ---------------
NORWAY -- (1.1%)
   Aker ASA Series A............................................................         146,487         4,125,400
   Aktiv Kapital ASA............................................................         172,824           869,214
 #*Archer, Ltd..................................................................         404,003           934,928

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
NORWAY -- (Continued)
   Austevoll Seafood ASA........................................................         359,177   $     1,568,506
   Bonheur ASA..................................................................         219,385         4,835,397
   BW Offshore, Ltd.............................................................       1,187,812         1,795,944
  #BWG Homes ASA................................................................         351,110           761,604
   Cermaq ASA...................................................................         181,936         2,509,524
  *Det Norske Oljeselskap ASA...................................................         145,720         2,232,472
  *Dockwise, Ltd................................................................         176,935         2,983,018
 #*DOF ASA......................................................................         425,047         2,035,454
  *EDB ErgoGroup ASA............................................................         159,547           284,848
  *Eltek ASA....................................................................       1,518,875           998,193
   Farstad Shipping ASA.........................................................         208,813         5,673,489
  *Fornebu Utvikling ASA........................................................          59,840            24,852
 #*Frontline, Ltd...............................................................         560,621         2,867,899
   Ganger Rolf ASA..............................................................         402,700         8,030,236
  #Golden Ocean Group, Ltd......................................................       1,469,445         1,201,529
  *Grieg Seafood ASA............................................................          41,940            40,219
 #*Havila Shipping ASA..........................................................          28,300           164,920
 #*Kongsberg Automotive Holding ASA.............................................       3,163,515         1,203,133
   Kongsberg Gruppen ASA........................................................           2,813            56,860
  *Kverneland ASA...............................................................         274,509           484,108
 #*Norske Skogindustrier ASA Series A...........................................       3,397,443         4,004,601
 #*Norwegian Energy Co. ASA.....................................................       1,710,498         1,737,803
   Odfjell ASA Series A.........................................................         244,102         1,682,268
 #*Renewable Energy Corp. ASA...................................................       6,920,599         5,166,264
  *Scana Industrier ASA.........................................................          22,583             6,772
  *Seabird Exploration P.L.C....................................................         393,957            17,457
 #*Sevan Marine ASA.............................................................         597,844         1,374,911
 #*Siem Offshore, Inc. ASA......................................................         359,361           569,625
   Solstad Offshore ASA.........................................................         359,156         6,017,253
  *Songa Offshore SE............................................................       3,211,043        12,439,933
   SpareBanken 1 SMN............................................................       1,385,413         9,002,478
   Stolt-Nielsen, Ltd...........................................................           6,354           136,960
 #*TTS Marine ASA...............................................................          66,874           123,463
   Wilh Wilhelmsen Holding ASA..................................................         253,114         6,207,011
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        94,168,546
                                                                                                   ---------------
PORTUGAL -- (0.2%)
 #*Banco Comercial Portugues SA.................................................      51,901,719         9,187,718
  *Banif SGPS SA................................................................       1,865,269           709,301
   Corticeira Amorim SGPS SA....................................................       2,107,868         3,861,995
  *Investimentos Participacoes e Gestao SA......................................       1,856,827           340,034
  *Martifer SGPS SA.............................................................          73,435           107,777
  *Papelaria Fernandes-Industria e Comercia SA..................................           2,000                --
  *ParaRede SGPS SA.............................................................         576,327            90,511
  *Sociedade de Investimento e Gestao SGPS SA...................................         118,104           814,635
 #*Sonae Capital SGPS SA........................................................         189,625            54,555
  *Sonae Industria SGPS SA......................................................       1,351,182         1,106,588
   Sonaecom SGPS SA.............................................................       1,322,626         2,075,623
  *Sumol & Compal SA............................................................          55,997            92,774
   Teixeira Duarte SA...........................................................           4,876             1,276
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                        18,442,787
                                                                                                   ---------------
SINGAPORE -- (1.2%)
  #ASL Marine Holdings, Ltd.....................................................         736,800           293,140
  *Beyonics Technology, Ltd.....................................................       1,884,000           381,937
   Bonvests Holdings, Ltd.......................................................       1,338,280           957,982
  #Broadway Industrial Group, Ltd...............................................       1,908,000           501,562
   Brothers Holdings, Ltd.......................................................         272,078            35,947
   Cape P.L.C...................................................................         124,871           771,490
  *China Energy, Ltd............................................................         619,000            38,235
   China Merchants Holdings Pacific, Ltd........................................         997,000           525,226

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   China Sunsine Chemical Holdings, Ltd.........................................         185,000   $        37,522
   Chip Eng Seng Corp., Ltd.....................................................       6,522,198         2,248,253
   Chuan Hup Holdings, Ltd......................................................       7,757,000         1,353,134
   Creative Technology, Ltd.....................................................         911,550         1,729,352
  *Delong Holdings, Ltd.........................................................         602,000           151,152
   EnGro Corp, Ltd..............................................................         115,500            70,546
  *euNetworks Group, Ltd........................................................       1,240,000            16,693
  *Excel Machine Tools, Ltd.....................................................         473,000                --
 #*Ezra Holdings, Ltd...........................................................       1,408,000         1,171,623
  *Federal International 2000, Ltd..............................................          89,062             3,177
   GK Goh Holdings, Ltd.........................................................       2,295,000         1,358,131
   GP Batteries International, Ltd..............................................         259,000           216,882
   GP Industries, Ltd...........................................................       2,278,808           672,347
   Guthrie GTS, Ltd.............................................................       1,675,000           664,129
   Ho Bee Investment, Ltd.......................................................       5,507,000         4,918,683
  *Hong Fok Corp., Ltd..........................................................       3,819,000         1,488,761
   Hong Leong Asia, Ltd.........................................................          34,000            46,276
  #Hotel Grand Central, Ltd.....................................................       2,335,174         1,347,315
   Hotel Properties, Ltd........................................................       2,054,500         3,131,845
   Hour Glass, Ltd..............................................................         714,320           635,623
  *Huan Hsin Holdings, Ltd......................................................       1,200,000            77,653
   HupSteel, Ltd................................................................          29,000             4,440
   Hwa Hong Corp., Ltd..........................................................       1,380,000           481,907
   InnoTek, Ltd.................................................................       3,804,000         1,301,720
   Isetan (Singapore), Ltd......................................................         171,000           471,734
  *Jaya Holdings, Ltd...........................................................       2,013,000           928,515
  *JES International Holdings, Ltd..............................................       4,195,000           764,973
  *Jurong Technologies Industrial Corp., Ltd....................................       3,391,000                --
   K1 Ventures, Ltd.............................................................      14,456,000         1,161,009
   Kian Ann Engineering, Ltd....................................................         111,500            17,520
  *Lafe Corp., Ltd..............................................................         628,200            29,563
   LC Development, Ltd..........................................................       4,996,960           622,387
   Lee Kim Tah Holdings, Ltd....................................................       2,313,000         1,122,964
   Leeden, Ltd..................................................................         339,000           152,197
   Lion Asiapac, Ltd............................................................       1,023,000           135,007
   Lum Chang Holdings, Ltd......................................................       1,311,000           307,540
   Memtech International, Ltd...................................................       2,738,000           215,533
  #Mercator Lines Singapore, Ltd................................................         777,000            82,168
  #Metro Holdings, Ltd..........................................................      10,849,960         6,211,722
  #Midas Holdings, Ltd..........................................................       1,521,000           462,810
   NSL, Ltd.....................................................................         717,000           793,053
  *Oceanus Group, Ltd...........................................................      16,000,000           925,922
  *OM Holdings, Ltd.............................................................         181,893            73,316
   Orchard Parade Holdings, Ltd.................................................       4,627,482         5,150,303
  #Otto Marine, Ltd.............................................................       2,106,000           220,660
   Pan Pacific Hotels Group, Ltd................................................         775,000         1,147,370
  *Penguin International, Ltd...................................................         863,250            55,730
   Popular Holdings, Ltd........................................................       7,987,250         1,029,848
   PSC Corp., Ltd...............................................................       6,729,043         1,036,476
  #QAF, Ltd.....................................................................       3,652,808         1,837,853
  #Raffles Education Corp., Ltd.................................................       1,893,000           698,256
  *S i2i, Ltd...................................................................      10,501,000           410,262
  #San Teh, Ltd.................................................................       1,017,800           226,592
  *Sapphire Corp., Ltd..........................................................         657,000            71,655
  *Sinarmas Land, Ltd...........................................................         109,000            26,317
   Sing Investments & Finance, Ltd..............................................          84,000           103,850
   Singapore Land, Ltd..........................................................       1,188,806         5,540,656
   Singapore Reinsurance Corp., Ltd.............................................       3,080,110           671,332
   Singapore Shipping Corp., Ltd................................................       1,800,000           259,626
   Singapura Finance, Ltd.......................................................         105,000           120,974
   Sinostar PEC Holdings, Ltd...................................................          50,000             6,405

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
 #*Sinotel Technologies, Ltd....................................................       3,117,250   $       316,770
   SMB United, Ltd..............................................................         122,000            38,316
   Stamford Land Corp., Ltd.....................................................       4,246,000         1,889,264
   Sunningdale Tech, Ltd........................................................       6,472,000           678,312
 #*Swiber Holdings, Ltd.........................................................       7,511,000         3,568,820
   Tat Hong Holdings, Ltd.......................................................         795,000           549,555
   Thakral Corp., Ltd...........................................................       1,130,000            27,572
   Tiong Woon Corp. Holding, Ltd................................................       1,362,000           284,917
   Tuan Sing Holdings, Ltd......................................................      16,768,101         3,923,806
   UMS Holdings, Ltd............................................................         251,000            93,542
   United Engineers, Ltd........................................................       3,670,666         6,034,192
   United Industrial Corp., Ltd.................................................       4,576,946        10,019,276
   WBL Corp., Ltd...............................................................         177,500           444,968
   Wheelock Properties, Ltd.....................................................       2,365,000         3,003,166
   Wing Tai Holdings, Ltd.......................................................      10,330,800        10,091,073
   YHI International, Ltd.......................................................          31,000             7,526
                                                                                                   ---------------
TOTAL SINGAPORE................................................................                        100,695,856
                                                                                                   ---------------
SPAIN -- (1.6%)
  #Abengoa SA...................................................................          45,249           957,598
  *Adolfo Dominguez SA..........................................................          17,934           114,112
 #*Banco de Valencia SA.........................................................         560,978           337,495
  #Banco Pastor SA..............................................................         429,282         1,988,858
  #Bankinter SA.................................................................       5,008,248        33,673,101
  *Baron de Ley SA..............................................................          22,793         1,267,375
  #Caja de Ahorros del Mediterraneo SA..........................................         298,813           525,693
  #Campofrio Food Group SA......................................................          81,982           714,914
 #*Cementos Portland Valderrivas SA.............................................         175,151         1,741,872
  *Corporacion Dermoestetica SA.................................................          41,543            30,430
 #*Deoleo SA....................................................................       5,568,428         3,355,548
   Dinamia Capital Privado Sociedad de Capital Riesgo SA........................          44,695           236,664
  *Dogi International Fabrics SA................................................         191,727           160,504
   Ebro Foods SA................................................................         343,765         6,586,921
  *Ercros SA....................................................................       1,467,880         1,345,166
  *Espanola del Zinc SA.........................................................          53,703            73,758
 #*Fersa Energias Renovables SA.................................................         264,005           260,090
   Fluidra SA...................................................................          55,771           143,434
  #Fomento de Construcciones y Contratas SA.....................................         156,680         3,686,951
  *Funespana SA.................................................................           9,173            83,595
  #Gamesa Corp Tecnologica SA...................................................       5,259,737        20,631,932
   Grupo Catalana Occidente SA..................................................          78,157         1,403,586
   Grupo Empresarial Ence SA....................................................       3,518,396         8,646,471
 #*Grupo Ezentis SA.............................................................       1,150,843           325,473
  *Grupo Tavex SA...............................................................         387,017           160,286
   Iberpapel Gestion SA.........................................................         106,582         1,805,192
  *La Seda de Barcelona SA Series B.............................................         272,382            16,364
   Lingotes Especiales SA.......................................................           1,842             7,221
  #Melia Hotels International SA................................................       1,062,599         6,282,416
   Miquel y Costas & Miquel SA..................................................          28,852           719,469
  *Natra SA.....................................................................          14,540            17,186
 #*NH Hoteles SA................................................................       2,970,944         9,695,334
  *Nicolas Correa SA............................................................         108,221           139,583
   Papeles y Cartones de Europa SA..............................................         534,344         1,835,206
  #Pescanova SA.................................................................         189,499         6,534,946
 #*Promotora de Informaciones SA Series A.......................................       5,370,470         5,556,743
  *Realia Business SA...........................................................         609,024           877,587
 #*Sacyr Vallehermoso SA........................................................       1,810,200         8,681,707
  *Service Point Solutions SA...................................................         852,432           249,443
 #*Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...............         905,645         1,177,169
  #Solaria Energia y Medio Ambiente SA..........................................         928,980         1,224,535
   Telecomunicaciones y Energia SA..............................................          27,445            53,124

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
  *Tubacex SA...................................................................           8,985   $        25,895
   Unipapel SA..................................................................         149,501         2,312,557
   Vidrala SA...................................................................             339             8,085
  *Vocento SA...................................................................          14,029            32,721
  *Vueling Airlines SA..........................................................          65,757           498,198
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                       136,202,508
                                                                                                   ---------------
SWEDEN -- (2.9%)
  #Acando AB....................................................................         886,208         1,984,362
  #AddNode AB...................................................................          12,713            59,933
   AF AB Series B...............................................................          59,072         1,053,485
 #*Alliance Oil Co., Ltd. SDR...................................................         605,460         6,975,111
  *Anoto Group AB...............................................................         295,528           116,971
  *Arise Windpower AB...........................................................           5,923            29,194
   B&B Tools AB Series B........................................................          61,099           594,165
  *BE Group AB..................................................................          72,365           261,983
   Beijer Alma AB...............................................................          54,960         1,037,254
   Bilia AB Series A............................................................         332,135         5,967,206
   Billerud AB..................................................................       2,337,226        20,566,723
   Biotage AB...................................................................         886,729           698,613
   Bong Ljungdahl AB............................................................          64,100           174,770
  *Bure Equity AB...............................................................         783,857         2,349,046
   Cantena AB...................................................................         107,613         1,454,208
  *Catella AB (4770741).........................................................         398,282           435,164
  *Catella AB (4770752).........................................................          10,751            11,572
 #*Cloetta AB...................................................................          35,712           175,262
  *Concentric AB................................................................         751,733         5,105,465
   Concordia Maritime AB Series B...............................................         384,921           866,448
  *Consilium AB Series B........................................................           2,659             6,911
   CyberCom Group AB............................................................         105,972           185,665
  *Duni AB......................................................................          28,879           252,435
   East Capital Explorer AB.....................................................          91,353           725,767
   Elos AB......................................................................          29,400           228,014
  *Enea AB......................................................................           6,317            33,272
 #*Eniro AB.....................................................................       1,324,084         2,941,058
   G & L Beijer AB Series B.....................................................          93,632         3,420,747
  *Geveko AB....................................................................           4,861             5,247
  *Global Health Partner AB.....................................................           5,149             5,953
  *Gotenehus Group AB...........................................................           7,450             8,978
   Gunnebo AB...................................................................          62,409           252,421
   Hakon Invest AB..............................................................           1,507            22,406
   Haldex AB....................................................................       1,201,807         5,997,315
   Hexpol AB....................................................................           4,276           132,458
  #Holmen AB Series B...........................................................       1,254,651        36,390,714
  *Husqvarna AB Series A........................................................           3,884            20,503
  *Husqvarna AB Series B........................................................           2,879            15,229
   Industrial & Financial Systems AB Series B...................................          79,872         1,130,542
   Intellecta AB Series B.......................................................           8,664            44,858
  #KNOW IT AB...................................................................          76,561           648,108
   Lagercrantz Group AB Series B................................................         217,864         1,650,169
  *Lindab International AB......................................................         132,671           872,338
  *Meda AB Series A.............................................................       1,187,543        12,564,483
  *Micronic Mydata AB...........................................................       1,618,121         2,689,613
  *MQ Holding AB................................................................          24,901            79,799
   NCC AB Series B..............................................................         671,718        13,919,926
  #New Wave Group AB Series B...................................................         900,395         3,865,234
 #*Nobia AB.....................................................................         191,340           731,985
   Nolato AB Series B...........................................................         164,956         1,446,053
  *Observer AB..................................................................           4,533            31,081
   OEM International AB Series B................................................          25,278           219,881

  #Orc Group AB.................................................................         150,593         1,907,516

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *PA Resources AB..............................................................      12,433,875   $     3,044,980
  *Partnertech AB...............................................................          36,879           130,769
   Peab AB Series B.............................................................         128,954           721,339
   Pricer AB Series B...........................................................         100,890           195,992
   ProAct IT Group AB...........................................................          87,488         1,904,436
 #*Rederi AB Transatlantic......................................................         482,452           731,889
 #*RNB Retail & Brands AB.......................................................       1,164,420           496,135
  #Rottneros AB.................................................................       1,024,940           349,363
   Saab AB Series B.............................................................         406,790         8,720,441
 #*SAS AB.......................................................................       2,916,915         3,798,689
 #*Semcon AB....................................................................          13,958            68,393
  #SSAB AB Series A.............................................................         917,189         9,644,719
   SSAB AB Series B.............................................................         266,355         2,441,344
  *Studsvik AB..................................................................          40,285           219,218
  *Swedish Orphan Biovitrum AB..................................................         776,532         2,029,471
   Trelleborg AB Series B.......................................................       6,786,568        64,126,752
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                       240,987,544
                                                                                                   ---------------
SWITZERLAND -- (4.3%)
   Acino Holding AG.............................................................          37,576         4,231,498
   AFG Arbonia-Forster Holding AG...............................................         198,986         4,431,050
   Allreal Holding AG...........................................................         122,350        18,548,082
   ALSO-Actebis Holding AG......................................................           9,450           404,233
   Austriamicrosystems AG.......................................................           9,015           438,164
  *Autoneum Holding AG..........................................................           2,549           144,054
   Baloise Holding AG...........................................................         236,079        18,129,208
   Bank Coop AG.................................................................          13,000           874,823
   Banque Cantonale de Geneve SA................................................          12,645         2,815,219
   Banque Cantonale du Jura SA..................................................           8,000           567,088
   Banque Cantonale Vaudoise AG.................................................           3,434         1,739,185
  *Bell AG......................................................................              20            37,520
   Bellevue Group AG............................................................          14,940           240,181
  *Bobst Group AG...............................................................         179,892         4,899,062
   Bossard Holding AG...........................................................          10,463         1,423,300
   Bucher Industries AG.........................................................          21,392         4,230,993
   Calida Holding AG............................................................           2,658            81,959
   Carlo Gavazzi Holding AG.....................................................           7,890         1,592,299
   Cham Paper Holding AG........................................................          12,545         2,279,236
   Charles Voegele Holding AG...................................................         159,771         3,270,003
  *Cicor Technologies...........................................................           5,419           202,330
  *Clariant AG..................................................................       3,169,797        38,646,398
   Coltene Holding AG...........................................................          65,009         2,195,854
   Conzzeta AG..................................................................           3,818         7,268,361
   Daetwyler Holding AG.........................................................         157,223        11,101,906
  #EFG International AG.........................................................         727,608         6,295,205
   Emmi AG......................................................................          39,124         8,129,423
   Flughafen Zuerich AG.........................................................          50,110        19,051,799
   Forbo Holding AG.............................................................          22,387        13,475,709
  #GAM Holding AG...............................................................       2,004,220        25,678,951
   George Fisher AG.............................................................          44,058        18,544,510
   Gurit Holding AG.............................................................           8,994         4,709,770
   Helvetia Holding AG..........................................................         115,427        38,827,832
   Implenia AG..................................................................         266,195         7,695,206
  *Intershop Holding AG.........................................................          11,271         3,938,634
   Jungfraubahn Holding AG......................................................             394            24,057
  *Kardex AG....................................................................          77,784         1,216,658
   Komax Holding AG.............................................................           6,688           634,691
   Kudelski SA..................................................................           5,470            47,366
   LEM Holding SA...............................................................             750           324,549
   Liechtensteinische Landesbank AG.............................................           5,893           249,866
 #*Meyer Burger Technology AG...................................................          46,941           901,644

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
  *Micronas Semiconductor Holding AG............................................         178,658   $     1,501,295
  *Mikron Holding AG............................................................          40,079           265,412
   Mobimo Holding AG............................................................          24,336         5,624,239
  *Norinvest Holding SA.........................................................          29,250            98,708
  *OC Oerlikon Corp. AG.........................................................         337,294         2,313,770
  #Orascom Development Holding AG...............................................          33,726           498,379
 #*Petroplus Holdings AG........................................................         891,669           349,121
  *Precious Woods Holding AG....................................................             249             2,800
   PubliGroupe SA...............................................................           8,720         1,241,242
   Romande Energie Holding SA...................................................           3,954         5,134,895
  *Schmolz & Bickenbach AG......................................................         750,195         5,251,244
   Schweiter Technologies AG....................................................             432           258,625
   Schweizerische National-Versicherungs-Gesellschaft AG........................         382,940        13,207,885
  *Siegfried Holding AG.........................................................          29,170         2,709,384
   St. Galler Kantonalbank AG...................................................           6,370         2,551,116
   Swiss Life Holding AG........................................................         161,073        16,014,200
   Swisslog Holding AG..........................................................         589,892           534,012
  *Swissmetal Holding AG........................................................          89,634           141,339
   Tamedia AG...................................................................             569            71,074
  *Tornos Holding AG............................................................          42,112           440,038
   Uster Technologies AG........................................................           6,085           270,661
   Valartis Group AG............................................................           4,409            81,156
   Valiant Holding AG...........................................................           6,177           770,291
   Valora Holding AG............................................................          36,151         8,371,624
   Vaudoise Assurances Holding SA...............................................          21,633         5,991,831
   Verwaltungs und Privat-Bank AG...............................................          23,121         2,106,481
  *Vetropack Holding AG.........................................................             198           383,216
   Vontobel Holdings AG.........................................................          32,317           874,084
  #Ypsomed Holdings AG..........................................................             916            53,903
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                       356,649,901
                                                                                                   ---------------
UNITED KINGDOM -- (17.0%)
   Acal P.L.C...................................................................         327,161           890,924
   African Barrick Gold, Ltd....................................................          88,805           722,177
   Aga Rangemaster Group P.L.C..................................................       1,951,519         2,465,732
   Alumasc Group P.L.C..........................................................         597,030         1,186,719
  *Amberley Group P.L.C.........................................................          71,000                --
   Amlin P.L.C..................................................................      10,862,369        58,273,462
  #Anglo Pacific Group P.L.C....................................................       1,280,994         5,872,203
   Anglo-Eastern Plantations P.L.C..............................................         238,136         2,674,148
   Arena Leisure P.L.C..........................................................         645,000           445,403
   Ashtead Group P.L.C..........................................................      12,335,561        45,594,368
   Assura Group, Ltd............................................................          42,159            19,738
  *Autologic Holdings P.L.C.....................................................         435,523            99,433
   Avesco Group P.L.C...........................................................          84,124           200,855
  *Barratt Developments P.L.C...................................................      20,713,658        35,728,689
   BBA Aviation P.L.C...........................................................       1,653,452         4,861,242
   Beazley P.L.C................................................................      12,306,390        27,227,971
   Bellway P.L.C................................................................       3,448,205        40,115,094
   Berendsen P.L.C..............................................................       1,086,543         7,898,030
  *Berkeley Group Holdings P.L.C. (The).........................................         909,325        18,186,230
   Bloomsbury Publishing P.L.C..................................................          63,569           107,295
   Bodycote P.L.C...............................................................       5,302,073        25,527,956
   Bovis Homes Group P.L.C......................................................       3,849,825        26,995,224
   British Polythene Industries P.L.C...........................................         375,113         2,180,981
  *BTG P.L.C....................................................................         261,734         1,380,775
   Bwin.Party Digital Entertainment P.L.C.......................................         853,756         2,160,498
   Cable & Wireless Worldwide P.L.C.............................................      14,754,836         4,831,091
 #*Cadogan Petroleum P.L.C......................................................         187,164            94,604
   Camellia P.L.C...............................................................           2,629           396,786
  *Capital & Regional P.L.C.....................................................       5,344,220         2,550,637

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Carclo P.L.C.................................................................          44,004   $       225,339
   Carillion P.L.C..............................................................       1,543,478         7,527,490
   Carr's Milling Industries P.L.C..............................................          45,967           615,846
   Castings P.L.C...............................................................         485,190         2,044,401
   Catlin Group, Ltd............................................................       8,969,846        57,336,345
   Centaur Media P.L.C..........................................................         100,392            58,971
   Chesnara P.L.C...............................................................          84,077           233,749
   Chime Communications P.L.C...................................................          70,170           241,874
  *Clinton Cards P.L.C..........................................................         279,000            49,850
   Close Brothers Group P.L.C...................................................       1,989,218        21,174,949
   Collins Stewart Hawkpoint P.L.C..............................................       2,445,095         3,507,301
  *Colt Group SA................................................................       5,467,754         7,932,857
   Communisis P.L.C.............................................................       2,518,911         1,103,978
   Computacenter P.L.C..........................................................       2,113,053        13,254,140
   Cookson Group P.L.C..........................................................       5,906,182        53,872,381
   Cranswick P.L.C..............................................................           1,111            13,676
   Creston P.L.C................................................................         159,290           118,048
   CSR P.L.C....................................................................       3,461,306        12,662,688
   Daejan Holdings P.L.C........................................................          80,540         3,571,290
   Dairy Crest Group P.L.C......................................................         731,232         3,617,641
   Dart Group P.L.C.............................................................         241,632           237,367
   Debenhams P.L.C..............................................................       3,259,537         3,458,665
   Development Securities P.L.C.................................................       2,451,258         5,682,789
   Dialight P.L.C...............................................................         113,219         1,375,337
 #*Dixons Retail P.L.C..........................................................      71,616,401        15,938,240
   Drax Group P.L.C.............................................................         447,147         3,749,026
   DS Smith P.L.C...............................................................       9,542,738        34,184,495
  *easyJet P.L.C................................................................       4,150,764        29,241,098
   Elementis P.L.C..............................................................       5,801,161        14,048,059
  *Enterprise Inns P.L.C........................................................      10,230,024         6,013,557
 #*Essar Energy P.L.C...........................................................         361,071           737,580
  *Exillon Energy P.L.C.........................................................          90,276           356,418
  #F&C Asset Management P.L.C...................................................      10,472,226        10,954,524
   Fiberweb P.L.C...............................................................         812,865           704,957
   French Connection Group P.L.C................................................         562,539           439,019
   Fuller Smith & Turner P.L.C..................................................          13,658           153,800
   Future P.L.C.................................................................       1,768,908           278,784
   Galliford Try P.L.C..........................................................         507,853         3,819,876
  *Gem Diamonds, Ltd............................................................       1,786,974         5,922,513
   Greene King P.L.C............................................................       4,908,532        38,107,216
  *Hampson Industries P.L.C.....................................................         531,400            58,559
  *Hardy Oil & Gas P.L.C........................................................          50,989           134,976
   Hardy Underwriting Group P.L.C...............................................         902,705         2,924,849
  *Harvard International P.L.C..................................................         482,775           279,827
   Harvey Nash Group P.L.C......................................................         652,302           597,678
  *Hawtin P.L.C.................................................................         150,000             1,950
   Haynes Publishing Group P.L.C................................................          25,591            84,686
   Helical Bar P.L.C............................................................       2,399,887         7,013,447
   Henry Boot P.L.C.............................................................       1,133,118         2,391,758
  *Heritage Oil P.L.C...........................................................       1,359,711         4,025,125
   Hiscox, Ltd..................................................................      10,648,017        64,006,207
  #HMV Group P.L.C..............................................................       1,396,233           116,593
   Home Retail Group P.L.C......................................................      11,173,961        18,937,035
   HR Owen P.L.C................................................................          70,000            67,278
   Hunting P.L.C................................................................         138,846         1,767,930
   Huntsworth P.L.C.............................................................       2,289,049         1,563,228
   Inchcape P.L.C...............................................................       7,394,859        39,798,429
  *Innovation Group P.L.C.......................................................         147,546            47,137
   Intermediate Capital Group P.L.C.............................................       2,324,248        10,086,746
  *International Consolidated Airlines Group SA.................................          11,568            32,364
  *International Ferro Metals, Ltd..............................................       1,668,938           526,807

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Interserve P.L.C.............................................................         382,787   $     1,762,643
  *Inveresk P.L.C...............................................................         756,409            19,667
   Investec P.L.C...............................................................         176,620         1,047,164
  *IP Group P.L.C...............................................................         403,977           550,394
   J. Smart & Co. (Contractors) P.L.C...........................................          91,315           114,779
 #*JJB Sports P.L.C.............................................................         937,884           170,220
   JKX Oil & Gas P.L.C..........................................................         313,317           692,992
   John Wood Group P.L.C........................................................         581,010         6,037,308
 #*Johnston Press P.L.C.........................................................       9,402,337           933,418
   Keller Group P.L.C...........................................................         243,938         1,358,016
   Laird P.L.C..................................................................       2,236,162         5,914,522
   Lancashire Holdings, Ltd.....................................................         934,118        10,141,049
   Lavendon Group P.L.C.........................................................       1,846,119         2,569,143
   Logica P.L.C.................................................................      24,686,664        29,576,382
  *Lonmin P.L.C.................................................................         327,476         5,344,744
   Lookers P.L.C................................................................         211,810           166,991
   Low & Bonar P.L.C............................................................       3,321,966         2,781,114
  *Luminar Group Holdings P.L.C.................................................       1,293,039                --
  *Man Group P.L.C..............................................................         754,117         1,378,604
   Management Consulting Group P.L.C............................................       3,010,591         1,490,100
   Marshalls P.L.C..............................................................       1,452,883         2,137,118
   Marston's P.L.C..............................................................      11,225,844        17,183,771
   Mears Group P.L.C............................................................           3,826            14,927
   Mecom Group P.L.C............................................................         197,571           667,565
   Meggitt P.L.C................................................................       9,058,527        51,901,296
   Melrose P.L.C................................................................         611,317         3,630,995
   Melrose Resources P.L.C......................................................          85,786           163,936
   Millennium & Copthorne Hotels P.L.C..........................................       4,813,561        33,800,967
  *Misys P.L.C..................................................................          53,651           273,462
  *Mitchells & Butlers P.L.C....................................................       4,680,161        18,962,606
   MJ Gleeson Group P.L.C.......................................................         645,704         1,149,747
   Molins P.L.C.................................................................          54,646            87,932
   Mondi P.L.C..................................................................       7,958,099        63,457,759
   Morgan Sindall P.L.C.........................................................          60,900           637,538
  #Mothercare P.L.C.............................................................         387,700         1,206,746
   MS International P.L.C.......................................................         114,401           376,840
  *MWB Group Holdings P.L.C.....................................................       1,659,493           314,260
   National Express Group P.L.C.................................................       1,399,986         4,790,188
  *Northgate P.L.C..............................................................       2,260,702         8,089,306
   Novae Group P.L.C............................................................         558,893         3,063,246
   Pace P.L.C...................................................................         862,707         1,160,634
   Panther Securities P.L.C.....................................................          45,000           243,561
  *Pendragon P.L.C..............................................................       5,181,208           936,759
   Persimmon P.L.C..............................................................       7,337,098        60,989,453
   Phoenix Group Holdings P.L.C.................................................          35,084           322,664
   Phoenix IT Group, Ltd........................................................          12,701            37,175
   Photo-Me International P.L.C.................................................           8,474             6,561
  *Pinnacle Staffing Group P.L.C................................................         903,519                --
   Porvair P.L.C................................................................         484,144           801,460
  *Premier Foods P.L.C..........................................................      48,301,080         9,150,826
   Psion P.L.C..................................................................       2,224,166         1,482,386
  *Punch Taverns P.L.C..........................................................       9,278,263         1,610,672
   PV Crystalox Solar P.L.C.....................................................         595,601            45,663
  *Quintain Estates & Development P.L.C.........................................       6,730,942         4,192,928
  *Redrow P.L.C.................................................................       5,166,453        10,047,774
  *Renold P.L.C.................................................................       1,288,135           599,161
   Robert Wiseman Dairies P.L.C.................................................          36,869           226,145
   RPS Group P.L.C..............................................................         386,310         1,270,472
   S&U P.L.C....................................................................           5,500            52,632
  *Safeland P.L.C...............................................................          50,000             9,849
  *Salamander Energy P.L.C......................................................         838,933         3,021,830

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Severfield-Rowen P.L.C.......................................................          81,222   $       251,938
   Shanks Group P.L.C...........................................................       3,945,947         6,123,852
   SIG P.L.C....................................................................      11,646,105        18,322,967
  *Southern Cross Healthcare P.L.C..............................................           5,854                --
   Speedy Hire P.L.C............................................................       1,712,717           729,714
  *Spirit Pub Co. P.L.C.........................................................       9,448,836         7,440,322
  *Sportech P.L.C...............................................................         118,313            89,138
   St. Ives Group P.L.C.........................................................       2,286,599         3,010,732
   St. Modwen Properties P.L.C..................................................       3,302,039         6,483,369
  *Stylo P.L.C..................................................................           5,293               396
   TalkTalk Telecom Group P.L.C.................................................         547,398         1,062,329
  *Tandem Group P.L.C. Non-Voting Shares........................................         472,000                --
  *Taylor Wimpey P.L.C..........................................................      69,614,929        46,602,463
  #Thomas Cook Group P.L.C......................................................      15,714,593         3,351,097
   Travis Perkins P.L.C.........................................................       5,094,898        70,568,725
   Treatt P.L.C.................................................................          32,295           174,067
  *Trifast P.L.C................................................................         875,171           567,922
  *Trinity Mirror P.L.C.........................................................       7,543,928         5,502,918
   TT electronics P.L.C.........................................................       2,480,503         6,533,500
   TUI Travel P.L.C.............................................................       4,210,699        12,714,840
  *UK Coal P.L.C................................................................       2,979,411         1,546,530
   Umeco P.L.C..................................................................         331,154         1,869,330
   UTV Media P.L.C..............................................................           1,071             1,777
  *Vectura Group P.L.C..........................................................          46,261            42,848
   Vislink P.L.C................................................................         338,887           147,902
   Vp P.L.C.....................................................................         315,426         1,118,360
  *Wagon P.L.C..................................................................         825,228            16,255
  *William Ransom & Son Holding P.L.C...........................................          65,000             2,817
   WSP Group P.L.C..............................................................         177,053           697,475
  *Xchanging P.L.C..............................................................       1,092,788         1,188,392
 #*Yell Group P.L.C.............................................................      40,330,464         3,664,118
   Zotefoams P.L.C..............................................................         196,330           414,006
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                     1,418,125,167
                                                                                                   ---------------
UNITED STATES -- (0.0%)
  *Swisher Hygiene, Inc.........................................................         223,058           782,934
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     7,621,928,824
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Navigator Resources, Ltd. Warrants 07/31/14..................................         189,248               804
  *VDM Group, Ltd. Warrants 11/30/13............................................         285,819             5,007
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                             5,811
                                                                                                   ---------------
BELGIUM -- (0.0%)
 #*Agfa-Gevaert NV STRIP VVPR...................................................         640,796               838
 #*Tessenderlo Chemie NV STRIP VVPR.............................................          43,036             3,937
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                             4,775
                                                                                                   ---------------
CANADA -- (0.0%)
 #*Compton Petroleum Corp. Warrants 08/23/14....................................          38,682            48,608
                                                                                                   ---------------
GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................         992,207           235,300
                                                                                                   ---------------
HONG KONG -- (0.0%)
  *Allied Properties (H.K.), Ltd. Warrants 06/13/16.............................       7,422,938            96,672
  *New City China Development, Ltd. Rights 02/08/12.............................          12,957               110
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                            96,782
                                                                                                   ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
NORWAY -- (0.0%)
  *Scana Industrier ASA Rights 02/03/12.........................................          16,154   $         1,377
                                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
  *SFI Holdings, Ltd. Litigation Certificate....................................          79,000                --
  *Ultraframe P.L.C. Litigation Notes...........................................         160,022                --
TOTAL UNITED KINGDOM............................................................                                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                           392,653
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@DFA Short Term Investment Fund                                                   715,000,000       715,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $175,192) to be repurchased
      at $171,758...............................................................   $         172           171,757
                                                                                                   ---------------
   TOTAL SECURITIES LENDING COLLATERAL..........................................                       715,171,757
                                                                                                   ---------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $9,070,360,108)^^....................................................                    $8,337,493,234
                                                                                                   ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                    ----------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------------------
                                        LEVEL 1           LEVEL 2     LEVEL 3        TOTAL
                                    --------------   --------------   -------   --------------
Common Stocks
   Australia....................    $      783,952   $  523,206,604     --      $  523,990,556
   Austria......................            18,451       64,230,318     --          64,248,769
   Belgium......................                --       76,184,059     --          76,184,059
   Canada.......................     1,006,822,274               --     --       1,006,822,274
   Denmark......................           283,869       51,699,724     --          51,983,593
   Finland......................            14,787      188,665,793     --         188,680,580
   France.......................            32,094      317,567,834     --         317,599,928
   Germany......................           483,253      383,049,501     --         383,532,754
   Greece.......................           793,322       27,501,226     --          28,294,548
   Hong Kong....................           911,427      167,294,239     --         168,205,666
   Ireland......................           130,614       20,254,068     --          20,384,682
   Israel.......................             4,009       53,109,474     --          53,113,483
   Italy........................           732,359      204,741,500     --         205,473,859
   Japan........................         2,529,303    2,020,234,536     --       2,022,763,839
   Malaysia.....................                --               --     --                  --
   Netherlands..................           115,975      113,453,955     --         113,569,930
   New Zealand..................                --        31,025,061    --          31,025,061
   Norway.......................                --       94,168,546     --          94,168,546
   Portugal.....................           340,034       18,102,753     --          18,442,787
   Singapore....................           606,741      100,089,115     --         100,695,856
   Spain........................            30,430      136,172,078     --         136,202,508
   Sweden.......................                --      240,987,544     --         240,987,544
   Switzerland..................                --      356,649,901     --         356,649,901
   United Kingdom...............           943,267    1,417,181,900     --       1,418,125,167
   United States................           782,934               --     --             782,934
Rights/Warrants
   Australia....................             5,811               --     --               5,811
   Belgium......................                --            4,775     --               4,775
   Canada.......................            48,608               --     --              48,608
   Greece.......................                --          235,300     --             235,300
   Hong Kong....................            96,672              110     --              96,782
   Norway.......................                --            1,377     --               1,377
   United Kingdom...............                --               --     --                  --
Securities Lending Collateral...                --      715,171,757     --         715,171,757
                                    --------------   --------------    ---      --------------
TOTAL...........................    $1,016,510,186   $7,320,983,048     --      $8,337,493,234
                                    ==============   ==============    ===      ==============

               See accompanying Notes to Schedules of Investments.

                      INTERNATIONAL VECTOR EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (6.2%)
   Acrux, Ltd...................................................................          10,507   $        38,066
   Adelaide Brighton, Ltd.......................................................          40,420           127,315
   Aditya Birla Minerals, Ltd...................................................          33,991            32,053
  *AED Oil, Ltd.................................................................          28,704                --
  *AJ Lucas Group, Ltd..........................................................           9,790            12,680
  #Alesco Corp., Ltd............................................................          16,733            22,516
 #*Alkane Resources, Ltd........................................................          29,642            29,689
  *Allied Gold Mining P.L.C.....................................................          26,000            54,573
   Alumina, Ltd.................................................................         252,697           343,543
   Alumina, Ltd. Sponsored ADR..................................................             900             4,896
   Amalgamated Holdings, Ltd....................................................          16,169            99,682
   Amcom Telecommunications, Ltd................................................          38,228            34,088
   Amcor, Ltd...................................................................          42,851           320,197
   AMP, Ltd.....................................................................          49,268           223,452
   Ansell, Ltd..................................................................           8,831           139,486
  *Antares Energy, Ltd..........................................................          21,315             8,816
  #APA Group, Ltd...............................................................          11,005            56,034
  #APN News & Media, Ltd........................................................          57,354            44,325
  *Aquarius Platinum, Ltd.......................................................          25,010            70,376
 #*Aquila Resources, Ltd........................................................           4,456            28,438
 #*Arafura Resources, Ltd.......................................................          38,502            20,406
   ARB Corp., Ltd...............................................................           1,871            16,320
  #Aristocrat Leisure, Ltd......................................................          32,445            85,366
   Asciano Group, Ltd...........................................................          61,184           305,157
   ASG Group, Ltd...............................................................          25,040            22,072
   ASX, Ltd.....................................................................           3,614           115,041
   Atlas Iron, Ltd..............................................................          53,532           175,907
  *Aurora Oil & Gas, Ltd........................................................          37,780           117,768
   Ausdrill, Ltd................................................................          43,433           163,976
   Ausenco, Ltd.................................................................          16,839            52,343
  #Austal, Ltd..................................................................          16,665            35,856
  *Austar United Communications, Ltd............................................          14,800            18,664
  *Austbrokers Holdings, Ltd....................................................           4,423            29,662
   Austin Engineering, Ltd......................................................           2,297            10,852
   Australia & New Zealand Banking Group, Ltd...................................          33,356           758,691
  *Australian Agricultural Co., Ltd.............................................          43,800            64,578
  #Australian Infrastructure Fund...............................................          27,847            59,366
   Australian Pharmaceutical Industries, Ltd....................................          45,997            14,643
   Australian Worldwide Exploration, Ltd........................................          68,084           108,340
   Automotive Holdings Group NL.................................................          36,442            75,417
  #Bank of Queensland, Ltd......................................................          36,796           295,846
  *Bannerman Resources, Ltd.....................................................          44,013            11,000
 #*BC Iron, Ltd.................................................................          14,185            41,007
   Beach Energy, Ltd............................................................         202,995           318,382
   Bendigo Bank, Ltd............................................................          63,600           559,459
  #Billabong International, Ltd.................................................          29,063            57,831
  *Biota Holdings, Ltd..........................................................          23,640            20,568
   Blackmores, Ltd..............................................................           1,487            45,086
  *BlueScope Steel, Ltd.........................................................         376,373           161,626
   Boart Longyear, Ltd..........................................................          91,956           343,640
   Boral, Ltd...................................................................         126,563           542,596
   Bradken, Ltd.................................................................          23,267           193,808
   Brambles, Ltd................................................................           9,884            76,276
   Breville Group, Ltd..........................................................          15,688            49,056
   Brickworks, Ltd..............................................................          13,303           151,374
  #BT Investment Management, Ltd................................................          11,586            22,864
   Cabcharge Australia, Ltd.....................................................          14,898            71,537
   Caltex Australia, Ltd........................................................          20,543           277,431

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Campbell Brothers, Ltd.......................................................           4,280   $       236,269
  *Cape Lambert Resources, Ltd..................................................          32,028            19,211
   Cardno, Ltd..................................................................          16,099           102,350
  *Carnarvon Petroleum, Ltd.....................................................          82,835            10,539
  *Carrick Gold, Ltd............................................................          29,203            10,371
  #carsales.com, Ltd............................................................           7,604            38,742
  #Cash Converters International, Ltd...........................................          58,715            34,852
  *Centrebet International, Ltd. Claim Units....................................           6,648                --
 #*Ceramic Fuel Cells, Ltd......................................................          97,611            10,312
   Challenger, Ltd..............................................................          61,701           289,787
  *Citigold Corp., Ltd..........................................................         194,096            17,947
   Clough, Ltd..................................................................          36,846            27,001
 #*Coal of Africa, Ltd..........................................................          24,372            25,776
   Coca-Cola Amatil, Ltd........................................................           2,084            25,559
   Cochlear, Ltd................................................................           1,038            65,353
  *Cockatoo Coal, Ltd...........................................................         148,893            60,723
  *Coffey International, Ltd....................................................          53,206            28,806
   Commonwealth Bank of Australia NL............................................          14,379           772,593
   Computershare, Ltd...........................................................           6,815            55,310
   Consolidated Media Holdings, Ltd.............................................          12,810            36,389
 #*Cooper Energy, Ltd...........................................................          24,369             9,954
   Crown, Ltd...................................................................          19,419           166,786
  #CSG, Ltd.....................................................................          35,839            19,774
   CSL, Ltd.....................................................................           3,732           123,134
   CSR, Ltd.....................................................................          88,509           192,528
  *Cudeco, Ltd..................................................................          10,487            39,844
  *Cue Energy Resources, Ltd....................................................          31,448             8,173
   Customers, Ltd...............................................................          15,665            14,116
  *Dart Energy, Ltd.............................................................           3,633             1,676
  #David Jones, Ltd.............................................................          80,339           220,816
   Decmil Group, Ltd............................................................          23,225            59,360
  *Deep Yellow, Ltd.............................................................         245,896            30,038
  *Devine, Ltd..................................................................           2,971             2,301
  *Discovery Metals, Ltd........................................................          44,635            73,194
   Domino's Pizza Enterprises, Ltd..............................................           5,839            45,864
  *Downer EDI, Ltd..............................................................          85,850           329,024
  *Drillsearch Energy, Ltd......................................................          43,741            47,995
   DUET Group, Ltd..............................................................          46,041            88,495
  #DuluxGroup, Ltd..............................................................           5,240            15,850
  *Echo Entertainment Group, Ltd................................................         107,499           412,614
 #*Elders, Ltd..................................................................         130,080            33,179
  #Emeco Holdings, Ltd..........................................................          65,076            70,746
 #*Endeavour Mining Corp........................................................           3,775             9,698
  *Energy Resources of Australia, Ltd...........................................           5,125             8,385
 #*Energy World Corp., Ltd......................................................         182,440           136,402
   Envestra, Ltd................................................................          45,185            36,188
   Euroz, Ltd...................................................................           1,190             1,503
  *Evolution Mining, Ltd........................................................          92,184           177,488
  #Fairfax Media, Ltd...........................................................         358,178           281,350
   FKP Property Group, Ltd......................................................         107,052            72,039
   Fleetwood Corp., Ltd.........................................................           9,965           128,952
  #Fletcher Building, Ltd.......................................................          11,960            63,869
   FlexiGroup, Ltd..............................................................          53,751           114,602
  #Flight Centre, Ltd...........................................................           4,333            88,770
 #*Flinders Mines, Ltd..........................................................         166,864            52,252
  *Focus Minerals, Ltd..........................................................       1,266,046            75,062
   Forge Group, Ltd.............................................................           9,306            53,794
 #*Galaxy Resources, Ltd........................................................          36,034            33,598
 #*Gindalbie Metals, Ltd........................................................          28,129            18,653
  *Gloucester Coal, Ltd.........................................................           3,742            32,976
   Goodman Fielder, Ltd.........................................................         263,899           147,002

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   GrainCorp, Ltd...............................................................          28,724   $       239,206
  #Grange Resources, Ltd........................................................         122,656            76,139
  #GUD Holdings, Ltd............................................................          14,486           115,639
 #*Gunns, Ltd...................................................................          75,334             9,604
  #GWA Group, Ltd...............................................................          43,630           110,818
  #Harvey Norman Holdings, Ltd..................................................          91,065           199,090
  *Hastie Group, Ltd............................................................           5,715             3,420
  #HFA Holdings, Ltd............................................................          18,498            16,802
  *Highlands Pacific, Ltd.......................................................         116,035            18,476
  *Hillgrove Resources, Ltd.....................................................          35,229             8,040
  #Hills Holdings, Ltd..........................................................          31,750            34,825
 #*Horizon Oil, Ltd.............................................................          99,901            25,392
   iiNet, Ltd...................................................................          39,024           124,270
   Iluka Resources, Ltd.........................................................          11,879           230,840
   Imdex, Ltd...................................................................          12,503            28,495
   IMF Australia, Ltd...........................................................           8,123            11,554
   Incitec Pivot, Ltd...........................................................          76,560           260,768
   Independence Group NL........................................................          32,916           137,755
  *Indophil Resources NL........................................................         101,868            38,299
   Industrea, Ltd...............................................................          85,191           102,753
  *Infigen Energy, Ltd..........................................................         164,162            48,758
   Insurance Australia Group, Ltd...............................................          62,539           193,237
  *Integra Mining, Ltd..........................................................          81,322            51,417
  *Intrepid Mines, Ltd..........................................................          28,573            38,574
   Invocare, Ltd................................................................           3,399            26,890
   IOOF Holdings, Ltd...........................................................          31,731           188,490
   Iress Market Technology, Ltd.................................................          11,470            84,575
  *Iron Ore Holdings, Ltd.......................................................          11,976            19,928
   James Hardie Industries SE...................................................           7,478            56,268
   James Hardie Industries SE Sponsored ADR.....................................             100             3,766
  #JB Hi-Fi, Ltd................................................................           7,418            99,242
   Jetset Travelworld, Ltd......................................................          13,926            10,036
  *Kagara, Ltd..................................................................          52,508            19,185
  *Karoon Gas Australia, Ltd....................................................           4,581            25,153
  #Kingsgate Consolidated, Ltd..................................................          18,692           151,926
  #Leighton Holdings, Ltd.......................................................           1,698            42,185
   Lend Lease Group NL..........................................................          49,992           390,114
  *Linc Energy, Ltd.............................................................          28,947            42,483
 #*Liquefied Natural Gas, Ltd...................................................          42,161            14,088
 #*Lynas Corp., Ltd.............................................................         229,932           323,115
   M2 Telecommunications Group, Ltd.............................................           1,570             5,330
  *MacMahon Holdings, Ltd.......................................................         101,019            70,714
  *Macquarie Atlas Roads Group NL...............................................          27,728            46,567
   Macquarie Group, Ltd.........................................................          28,697           776,330
   McMillan Shakespeare, Ltd....................................................           9,454            93,196
   McPherson's, Ltd. (6542056)..................................................          15,732            28,774
  *McPherson's, Ltd. (B5Q2YV3)..................................................           3,933                --
   Medusa Mining, Ltd...........................................................          10,716            61,525
   Melbourne IT, Ltd............................................................          24,889            42,215
 #*MEO Australia, Ltd...........................................................         109,016            21,957
   Mermaid Marine Australia, Ltd................................................          15,886            48,929
 #*Mesoblast, Ltd...............................................................           3,743            25,646
  *Metals X, Ltd................................................................          38,119             8,889
   Metcash, Ltd.................................................................          29,381           125,956
  *Metgasco, Ltd................................................................          13,298             5,356
   Mincor Resources NL..........................................................          36,661            28,975
  *Mineral Deposits, Ltd........................................................          15,175            91,612
   Mineral Resources, Ltd.......................................................           5,095            65,660
  *Mirabela Nickel, Ltd.........................................................          80,688            78,654
  *Molopo Energy, Ltd...........................................................          49,088            31,771
 #*Moly Mines, Ltd..............................................................           6,105             2,072

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Monadelphous Group, Ltd......................................................           1,179   $        27,512
  #Mortgage Choice, Ltd.........................................................          42,284            62,362
   Mount Gibson Iron, Ltd.......................................................          96,152           144,209
   MSF Sugar, Ltd...............................................................           3,911            18,379
 #*Murchison Metals, Ltd........................................................          42,040            19,384
  #Myer Holdings, Ltd...........................................................          90,791           206,134
   National Australia Bank, Ltd.................................................          74,261         1,879,646
  #Navitas, Ltd.................................................................           9,096            27,810
   New Hope Corp., Ltd..........................................................           9,616            57,406
   Newcrest Mining, Ltd.........................................................           8,282           296,441
  *Nexus Energy, Ltd............................................................          87,111            19,423
   NIB Holdings, Ltd............................................................          47,348            73,357
  *Northern Iron, Ltd...........................................................          10,692             8,620
   NRW Holdings, Ltd............................................................           9,855            31,666
  *NuCoal Resources, Ltd........................................................          49,664            14,765
  *Nufarm, Ltd..................................................................          32,956           159,364
   Oakton, Ltd..................................................................           5,536             7,019
   Oil Search, Ltd..............................................................          20,549           143,881
   OneSteel, Ltd................................................................         151,495           118,984
   Orica, Ltd...................................................................           6,183           162,460
   Origin Energy, Ltd...........................................................          65,486           955,466
 #*Orocobre, Ltd................................................................           7,144            14,630
   OrotonGroup, Ltd.............................................................             663             5,632
  *Otto Energy, Ltd.............................................................          85,210             8,228
   OZ Minerals, Ltd.............................................................          50,920           589,435
   Pacific Brands, Ltd..........................................................         168,654           110,906
 #*Paladin Energy, Ltd..........................................................         161,414           315,489
  *PanAust, Ltd.................................................................          15,081            56,067
   Panoramic Resources, Ltd.....................................................          53,937            75,512
   Patties Foods, Ltd...........................................................          10,908            18,392
   Peet, Ltd....................................................................          29,634            25,792
 #*Perilya, Ltd.................................................................         102,614            44,663
  #Perpetual Trustees Australia, Ltd............................................           3,037            65,220
  *Perseus Mining, Ltd..........................................................          16,263            49,406
 #*Pharmaxis, Ltd...............................................................          30,561            31,860
  *Platinum Australia, Ltd......................................................          59,641             6,080
   PMP, Ltd.....................................................................          31,929            17,065
   Premier Investments, Ltd.....................................................          20,203           104,509
  *Prima Biomed, Ltd............................................................          75,579            13,167
   Primary Health Care, Ltd.....................................................          74,236           234,476
   Prime Media Group, Ltd.......................................................          14,791            10,261
   PrimeAg, Ltd.................................................................          22,147            24,775
   Programmed Maintenance Service, Ltd..........................................          20,522            44,640
  *Qantas Airways, Ltd..........................................................         101,536           169,746
   QBE Insurance Group, Ltd.....................................................          11,303           137,599
  *Ramelius Resources, Ltd......................................................          55,377            61,087
   Ramsay Health Care, Ltd......................................................           2,541            51,232
   RCR Tomlinson, Ltd...........................................................          36,230            61,464
   REA Group, Ltd...............................................................           2,879            39,987
   Reckon, Ltd..................................................................           3,353             8,116
  *Red Fork Energy, Ltd.........................................................          35,941            31,086
   Redflex Holdings, Ltd........................................................          15,216            29,087
   Reece Australia, Ltd.........................................................             839            17,277
 #*Reed Resources, Ltd..........................................................          19,892             8,223
   Regional Express Holdings, Ltd...............................................           3,539             4,210
  *Regis Resources, Ltd.........................................................          13,669            57,674
  #Reject Shop, Ltd. (The)......................................................           1,671            19,514
  *Resolute Mining, Ltd.........................................................          80,793           175,348
 #*Resource Generation, Ltd.....................................................          19,863             7,792
   Retail Food Group, Ltd.......................................................           2,033             5,392
 #*Rex Minerals, Ltd............................................................           6,213            10,346

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
 #*Rialto Energy, Ltd. (B16P771)................................................          31,525   $        10,705
  *Rialto Energy, Ltd. (B3NS238)................................................           4,892             1,662
   Ridley Corp., Ltd............................................................          54,504            59,063
 #*Rio Tinto, Ltd...............................................................           5,477           401,846
  *Roc Oil Co., Ltd.............................................................         104,397            37,642
   SAI Global, Ltd..............................................................          19,518           102,482
  *Salinas Energy, Ltd..........................................................          58,440            27,869
  #Salmat, Ltd..................................................................          16,043            41,052
 #*Samson Oil & Gas, Ltd. Sponsored ADR.........................................          10,577            22,741
  *Sandfire Resources NL........................................................          13,178           102,477
   Santos, Ltd..................................................................          54,880           783,470
  *Saracen Mineral Holdings, Ltd................................................          34,599            31,557
   Sedgman, Ltd.................................................................           8,565            17,277
  #Seek, Ltd....................................................................           9,124            50,968
   Select Harvests, Ltd.........................................................           2,626             4,959
   Servcorp, Ltd................................................................           6,641            19,056
  *Service Stream, Ltd..........................................................           6,776             2,226
   Seven Group Holdings, Ltd....................................................          16,182           134,822
  #Seven West Media, Ltd........................................................          38,715           142,239
   Sigma Pharmaceuticals, Ltd...................................................         204,926           130,639
  *Silex System, Ltd............................................................          12,982            29,618
  *Silver Lake Resources, Ltd...................................................          18,106            70,482
   Sims Metal Management, Ltd...................................................          26,939           430,427
   Sirtex Medical, Ltd..........................................................           2,967            14,882
   Skilled Group, Ltd...........................................................          21,174            39,394
   Slater & Gordon, Ltd.........................................................           4,246             7,748
  #SMS Management & Technology, Ltd.............................................           8,490            45,511
   Sonic Healthcare, Ltd........................................................           9,357           111,601
  #Southern Cross Media Group, Ltd..............................................          82,171           101,236
   SP Ausnet, Ltd...............................................................          21,924            22,462
   SP Telemedia, Ltd............................................................          31,955            50,891
   Spark Infrastructure Group, Ltd..............................................          40,838            57,852
  #Specialty Fashion Group, Ltd.................................................          16,869             7,867
   Spotless Group, Ltd..........................................................          44,012           112,213
  *St. Barbara, Ltd.............................................................          55,400           137,445
  *Starpharma Holdings, Ltd.....................................................           7,460             9,543
  *Straits Resources, Ltd.......................................................          66,500            47,671
   STW Communications Group, Ltd................................................          57,569            54,345
   Suncorp Group, Ltd...........................................................         100,351           894,979
  *Sundance Energy Australia, Ltd...............................................           8,139             4,485
  *Sundance Resources, Ltd......................................................          70,585            32,241
  *Sunland Group, Ltd...........................................................          25,242            19,797
   Super Retail Group, Ltd......................................................          15,790            98,695
   TABCORP Holdings, Ltd........................................................          52,166           161,158
   Talent2 International, Ltd...................................................           7,642             4,860
 #*Tanami Gold NL...............................................................          17,532            13,482
 #*Tap Oil, Ltd.................................................................          84,108            69,604
   Tassal Group, Ltd............................................................          22,882            31,052
   Tatts Group, Ltd.............................................................         240,962           649,090
   Technology One, Ltd..........................................................          25,124            26,532
   Telstra Corp., Ltd...........................................................          13,625            48,157
  #Ten Network Holdings, Ltd....................................................         158,874           148,397
 #*Teranga Gold Corp............................................................          11,133            27,086
  *Texon Petroleum, Ltd.........................................................          37,589            23,908
   TFS Corp., Ltd...............................................................          42,008            24,509
   Thakral Holdings Group, Ltd..................................................          44,790            27,316
   Thorn Group, Ltd.............................................................           5,803             9,902
  *Tiger Resources, Ltd.........................................................          38,107            16,386
   Toll Holdings, Ltd...........................................................         112,314           595,743
   Tox Free Solutions, Ltd......................................................           6,026            14,397
   Transfield Services, Ltd.....................................................          82,172           174,409

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Transpacific Industries Group, Ltd...........................................         165,629   $       147,361
   Treasury Wine Estates, Ltd...................................................          43,281           159,693
   Troy Resources, Ltd..........................................................          17,242            84,598
   Trust Co., Ltd. (The)........................................................           5,908            32,566
   UGL, Ltd.....................................................................          12,515           178,072
  *Unity Mining, Ltd............................................................          19,146             2,337
   UXC, Ltd.....................................................................          15,692             7,084
  *VDM Group, Ltd...............................................................          46,244             2,168
   Village Roadshow, Ltd........................................................          24,120            76,773
 #*Virgin Australia Holdings, Ltd...............................................         272,729            92,491
   Washington H. Soul Pattinson & Co., Ltd......................................          16,792           244,970
   Watpac, Ltd..................................................................          27,998            33,144
   WDS, Ltd.....................................................................           1,417               918
   Webjet, Ltd..................................................................           9,426            25,186
   Wesfarmers, Ltd..............................................................          17,750           570,636
  #Western Areas NL.............................................................          13,874            81,222
   Westpac Banking Corp.........................................................          10,383           232,758
  #Westpac Banking Corp. Sponsored ADR..........................................           2,121           238,210
 #*White Energy Co., Ltd........................................................          21,241            10,270
  #Whitehaven Coal, Ltd.........................................................          11,369            68,574
   WHK Group, Ltd...............................................................          18,554            16,593
   Wide Bay Australia, Ltd......................................................           3,475            26,424
   Woodside Petroleum, Ltd......................................................           2,776           100,756
   WorleyParsons, Ltd...........................................................           1,541            44,574
   Wotif.com Holdings, Ltd......................................................           7,481            31,066
   WPG Resources, Ltd...........................................................           5,066               501
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                        34,164,457
                                                                                                   ---------------
AUSTRIA -- (0.5%)
   Agrana Beteiligungs AG.......................................................             505            54,515
   Andritz AG...................................................................           1,764           163,822
  *A-TEC Industries AG..........................................................           1,773             1,948
   Atrium European Real Estate, Ltd.............................................           4,230            19,437
  *Austria Technologie & Systemtechnik AG.......................................           1,264            14,584
  #BWT AG.......................................................................             720            14,081
  *CA Immobilien Anlagen AG.....................................................             920             8,974
  *Constantia Packaging AG Escrow Shares........................................             180                --
  #Erste Group Bank AG..........................................................          12,341           271,881
  #EVN AG.......................................................................           3,508            47,171
  #Flughafen Wien AG............................................................           2,930           107,915
  *Immofinanz Immobilien Anlagen AG.............................................          22,892            73,738
 #*Intercell AG.................................................................           1,270             3,912
  *Kapsch TrafficCom AG.........................................................             698            55,583
   Lenzing AG...................................................................             716            65,565
   Mayr-Melnhof Karton AG.......................................................             954            89,740
   Oesterreichischen Post AG....................................................           2,523            82,361
   OMV AG.......................................................................           7,967           261,434
   Palfinger AG.................................................................             947            20,420
  #Raiffeisen Bank International AG.............................................           6,687           228,229
  #RHI AG.......................................................................           2,184            50,210
 #*S IMMO AG....................................................................           6,478            37,109
  #Schoeller-Bleckmann Oilfield Equipment AG....................................           1,125            94,566
  *Semperit Holding AG..........................................................           1,115            47,662
 #*Strabag SE...................................................................           5,030           147,694
   Telekom Austria AG...........................................................           4,589            53,546
   Uniqa Versicherungen AG......................................................           1,163            16,803
   Vienna Insurance Group AG Wiener Versicherung Gruppe.........................           2,136            92,229
   Voestalpine AG...............................................................           8,182           268,928
  #Wienerberger AG..............................................................          17,082           196,989
  #Zumtobel AG..................................................................           6,907           125,784
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                         2,716,830
                                                                                                   ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (1.1%)
  *Ablynx NV....................................................................           1,092   $         4,194
   Ackermans & van Haaren NV....................................................           3,660           294,168
   Ageas SA.....................................................................         446,678           930,998
  *Agfa-Gevaert NV..............................................................          29,369            53,074
   Anheuser-Busch InBev NV Sponsored ADR........................................           3,863           234,870
  *Arseus NV....................................................................           6,747            94,088
   Atenor Group NV..............................................................              69             2,527
   Banque Nationale de Belgique SA..............................................              47           138,326
   Barco NV.....................................................................           2,663           144,234
  #Bekaert NV...................................................................           2,121            86,511
  #Belgacom SA..................................................................           2,777            86,775
   Colruyt SA...................................................................             600            22,726
   Compagnie d'Entreprises SA...................................................           2,136           114,571
   Compagnie Immobiliere de Belgique SA.........................................             301             9,854
   Compagnie Maritime Belge SA..................................................           3,643            82,708
 #*Deceuninck NV................................................................          21,543            30,199
   Delhaize Group SA............................................................           3,766           205,308
   Delhaize Group SA Sponsored ADR..............................................           7,423           406,112
  *Devgen NV....................................................................           3,515            23,803
 #*Dexia SA.....................................................................          52,880            23,284
   D'ieteren SA.................................................................           2,040           101,607
   Econocom Group SA............................................................             803            16,183
   Elia System Operator SA......................................................           2,013            76,555
 #*Euronav SA...................................................................           2,958            18,775
   EVS Broadcast Equipment SA...................................................           1,361            66,940
   Exmar NV.....................................................................           5,370            40,108
  *Galapagos NV.................................................................           3,780            51,916
   Gimv NV......................................................................           1,631            79,611
   Image Recognition Integrated Systems (I.R.I.S.) SA...........................              88             2,982
   Ion Beam Applications SA.....................................................           3,267            25,792
   KBC Groep NV.................................................................          10,127           193,064
  *Kinepolis Group NV...........................................................           1,308            97,034
   Melexis NV...................................................................           2,604            38,806
   Mobistar SA..................................................................             748            37,457
  #Nyrstar NV...................................................................          27,303           255,534
   Recticel SA..................................................................           3,670            25,164
   Resilux SA...................................................................             516            36,791
   Roularta Media Group NV......................................................             199             4,129
   Sioen Industries NV..........................................................           3,689            25,855
   Sipef NV.....................................................................           1,293           105,119
   Solvay SA....................................................................           5,891           582,947
   Telenet Group Holding NV.....................................................           3,899           154,396
   Tessenderlo Chemie NV........................................................           5,191           177,399
 #*ThromboGenics NV.............................................................           3,736            86,700
   UCB SA.......................................................................           3,556           144,846
   Umicore SA...................................................................           9,984           465,074
   Van de Velde NV..............................................................             840            40,898
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                         5,940,012
                                                                                                   ---------------
CANADA -- (10.7%)
 #*5N Plus, Inc.................................................................           7,978            41,056
   Aastra Technologies, Ltd.....................................................           2,300            38,742
  *Absolute Software Corp.......................................................           4,480            21,223
  *Advantage Oil & Gas, Ltd.....................................................          40,400           143,840
   Aecon Group, Inc.............................................................          14,073           157,895
  #AG Growth International, Inc.................................................           1,960            71,953
   AGF Management, Ltd. Class B.................................................          18,323           287,262
  #Agnico-Eagle Mines, Ltd......................................................          11,107           416,388
   Agrium, Inc..................................................................           7,700           620,715
  *Ainsworth Lumber Co., Ltd....................................................           7,849            10,489
   Akita Drilling, Ltd. Class A.................................................             900             8,724

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Alacer Gold Corp.............................................................          20,520   $       194,210
   Alamos Gold, Inc.............................................................           3,200            65,551
  *Alexco Resource Corp.........................................................           5,120            39,318
   Algoma Central Corp..........................................................             174            17,180
   Algonquin Power & Utilities Corp.............................................          23,560           140,744
   Alimentation Couche-Taro, Inc. Class B.......................................           4,800           145,766
   Alliance Grain Traders, Inc..................................................           4,312            81,019
  #AltaGas, Ltd.................................................................           8,900           268,766
  *Altius Minerals Corp.........................................................           5,648            63,482
   Amerigo Resources, Ltd.......................................................          18,684            16,398
  *Anderson Energy, Ltd.........................................................          22,450            10,747
  *Angle Energy, Inc............................................................          12,413            67,592
  *Antrim Energy, Inc...........................................................          16,700            21,985
  *Anvil Mining, Ltd............................................................          29,300           221,496
  #ARC Resources, Ltd...........................................................           6,517           158,002
  *Argonaut Gold, Inc...........................................................           9,691            81,765
  *Arsenal Energy, Inc..........................................................          19,500            13,224
   Astral Media, Inc. Class A...................................................          12,153           427,240
   Atco, Ltd. Class I...........................................................           1,000            59,529
  #Atlantic Power Corp..........................................................          10,400           154,439
 #*Atna Resource, Ltd...........................................................           2,000             2,234
  *Atrium Innovations, Inc......................................................           5,537            65,161
  *ATS Automation Tooling System, Inc...........................................          24,624           171,658
  *Aura Minerals, Inc...........................................................          19,400            22,250
 #*AuRico Gold, Inc.............................................................          46,144           436,727
  *Aurizon Mines, Ltd...........................................................          14,700            81,805
 #*Avalon Rare Metals, Inc......................................................          12,100            41,029
  #AvenEx Energy Corp...........................................................          11,767            65,131
  *Avion Gold Corp..............................................................          11,900            18,158
  *AXIA NetMedia Corp...........................................................           6,400             9,510
  *B2Gold Corp..................................................................          45,600           173,723
 #*Baja Mining Corp.............................................................          36,800            33,398
 #*Ballard Power Systems, Inc...................................................          16,800            19,771
  #Bank of Montreal.............................................................          15,400           895,249
   Bank of Nova Scotia..........................................................           6,849           351,979
 #*Bankers Petroleum, Ltd.......................................................          22,200           118,672
   Barrick Gold Corp............................................................           9,774           482,120
  #Baytex Energy Corp...........................................................             900            51,736
   BCE, Inc.....................................................................          10,200           415,853
  #Bell Aliant, Inc.............................................................           3,427            95,971
  *Bellatrix Exploration, Ltd...................................................          21,662           100,673
  *BioExx Specialty Proteins, Ltd...............................................          12,749             2,479
  *Birchcliff Energy, Ltd.......................................................          16,160           216,122
 #*Bird Construction, Inc.......................................................           2,259            29,063
  #Black Diamond Group, Ltd.....................................................           4,900            87,669
  *BlackPearl Resources, Inc....................................................          41,459           198,467
 #*BNK Petroleum, Inc...........................................................           9,254            16,428
  #Bombardier, Inc. Class B.....................................................          13,560            62,749
  #Bonavista Energy Corp........................................................           3,110            70,221
  *Boralex, Inc. Class A........................................................           6,100            51,406
  *Brick, Ltd. (The)............................................................           2,900             8,677
  *Brigus Gold Corp.............................................................          24,733            28,860
 #*Burcon NutraScience Corp.....................................................           2,200            14,591
  *C&C Energia, Ltd.............................................................           2,845            24,600
   CAE, Inc.....................................................................          16,827           185,605
   Calfrac Well Services, Ltd...................................................           5,200           134,525
  *Calian Technologies, Ltd.....................................................           1,000            18,650
  *Calmena Energy Services, Inc.................................................          19,240             4,797
  *Calvalley Petroleum, Inc. Class A............................................          15,100            25,902
   Cameco Corp..................................................................          30,249           701,697
   Canaccord Capital, Inc.......................................................          14,271           111,583

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Canada Bread Co., Ltd........................................................           1,900   $        85,270
   Canadian Energy Services & Technology Corp...................................           2,100            23,289
  #Canadian Helicopters Group, Inc..............................................             900            22,062
   Canadian Imperial Bank of Commerce...........................................           4,300           326,992
   Canadian National Railway Co.................................................           1,300            98,054
   Canadian National Resources, Ltd.............................................          11,700           463,473
  #Canadian Oil Sands, Ltd......................................................           4,460           110,577
   Canadian Pacific Railway, Ltd................................................           4,500           320,928
  #Canadian Tire Corp. Class A..................................................           7,716           494,495
   Canadian Utilities, Ltd. Class A.............................................           2,700           162,533
  #Canadian Western Bank........................................................          11,700           308,865
   Canam Group, Inc. Class A....................................................           7,700            31,715
  *Canfor Corp..................................................................          24,916           291,478
   Canfor Pulp Products, Inc....................................................           7,715           100,179
   CanWel Building Materials Group, Ltd.........................................           8,000            19,946
   Canyon Services Group, Inc...................................................           3,238            36,782
   Capital Power Corp...........................................................           2,475            60,622
  #Capstone Infrastructure Corp.................................................          11,774            46,852
  *Capstone Mining Corp.........................................................          64,634           223,031
  *Cardero Resource Corp........................................................          16,600            23,840
  *Cardiome Pharma Corp.........................................................           1,800             4,201
 #*Carpathian Gold, Inc.........................................................          51,260            27,606
   Cascades, Inc................................................................          12,460            55,919
   Cash Store Financial Services, Inc. (The)....................................             400             2,725
   Cathedral Energy Services, Ltd...............................................           4,976            35,483
   CCL Industries, Inc. Class B.................................................           6,134           194,108
  *Celestica, Inc...............................................................          45,212           385,071
  *Celtic Exploration, Ltd......................................................           6,000           110,581
   Cenovus Energy, Inc..........................................................           6,900           251,791
   Centerra Gold, Inc...........................................................           3,800            75,227
  *Cequence Energy, Ltd.........................................................          29,553            53,052
  *CGI Group, Inc. Class A......................................................           7,471           150,880
  *China Gold International Resources Corp., Ltd................................           3,700            11,882
  *Chinook Energy, Inc..........................................................          10,022            14,693
   Churchill Corp. Class A (The)................................................           4,450            55,608
  #CI Financial Corp............................................................           2,000            43,024
 #*CIC Energy Corp..............................................................           6,800             5,425
  #Cineplex, Inc................................................................           5,357           134,526
   Clairvest Group, Inc.........................................................             100             1,518
 #*Claude Resources, Inc........................................................          31,500            43,981
  #CML HealthCare, Inc..........................................................           4,582            47,524
  *Coastal Contacts, Inc........................................................          15,700            39,144
  #Cogeco Cable, Inc............................................................           1,400            67,438
   Colabor Group, Inc...........................................................           3,267            36,655
  *Colossus Minerals, Inc.......................................................           5,040            36,643
  *COM DEV International, Ltd...................................................           5,100            10,071
  *Compton Petroleum Corp.......................................................             111               476
   Computer Modelling Group, Ltd................................................           2,632            38,009
  *Connacher Oil & Gas, Ltd.....................................................          65,520            63,383
 #*Constellation Software, Inc..................................................             300            26,538
   Contrans Group, Inc. Class A.................................................           1,300            11,539
  *Copper Mountain Mining Corp..................................................           7,118            37,056
   Corby Distilleries, Ltd. Class A.............................................           2,450            38,581
 #*Corridor Resources, Inc......................................................          12,900            11,707
  #Corus Entertainment, Inc. Class B............................................          15,300           317,841
  *Cott Corp....................................................................          20,205           141,457
  #Crescent Point Energy Corp...................................................           3,850           176,086
  *Crew Energy, Inc.............................................................          27,320           373,276
  *Crocotta Energy, Inc.........................................................          10,880            38,737
   Davis & Henderson Corp.......................................................          14,578           259,662
  *Delphi Energy Corp...........................................................          30,555            56,679

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
 #*Denison Mines Corp...........................................................          63,147   $       108,320
  *Descartes Systems Group, Inc. (The)..........................................           9,080            72,807
  *Detour Gold Corp.............................................................           5,460           152,577
   Dollarama, Inc...............................................................           1,233            53,184
   Dorel Industries, Inc. Class B...............................................           6,400           158,165
 #*DragonWave, Inc..............................................................           6,969            28,704
 #*Duluth Metals, Ltd...........................................................          14,300            36,082
  *Dundee Capital Markets, Inc..................................................           4,200             4,691
 #*Dundee Precious Metals, Inc..................................................          24,318           228,216
  *Dynasty Metals & Mining, Inc.................................................           6,282            13,971
  *Eastern Platinum, Ltd........................................................         177,297            95,483
 #*Eco Oro Minerals Corp........................................................           5,800             9,602
   E-L Financial Corp., Ltd.....................................................              80            30,318
   Eldorado Gold Corp...........................................................          12,599           190,863
  #Emera, Inc...................................................................             700            22,640
   Empire Co., Ltd. Class A.....................................................           4,500           253,565
  #Enbridge Income Fund Holdings, Inc...........................................             724            15,575
  #Encana Corp..................................................................          16,105           308,544
  *Endeavour Mining Corp........................................................          26,448            68,316
   Enerflex, Ltd................................................................           2,500            30,767
  #Enerplus Corp................................................................          18,886           450,160
   Enghouse Systems, Ltd........................................................           1,800            24,683
   Ensign Energy Services, Inc..................................................          19,547           304,112
  *Epsilon Energy, Ltd..........................................................          10,950            34,946
  *Equal Energy, Ltd............................................................           9,801            41,444
   Equitable Group, Inc.........................................................           2,250            61,641
  *Essential Energy Services, Ltd...............................................          33,106            67,685
  *Euro Goldfields, Ltd.........................................................          16,300           208,403
   Evertz Technologies, Ltd.....................................................           2,800            38,955
  *Excellon Resources, Inc......................................................          26,500            15,857
  *Exchange Income Corp.........................................................           1,600            39,781
  *EXFO, Inc....................................................................           7,513            47,429
  *Fairborne Energy, Ltd........................................................          13,000            31,375
   Fairfax Financial Holdings, Ltd..............................................           1,600           649,446
   Finning International, Inc...................................................           7,200           196,677
   Firm Capital Mortgage Investment Corp........................................             500             6,592
   First Capital Realty, Inc....................................................           1,298            23,185
  *First Majestic Silver Corp...................................................          14,200           293,290
   First National Financial Corp................................................             600            10,532
   First Quantum Minerals, Ltd..................................................          11,500           251,860
  *FirstService Corp............................................................           3,300            97,647
  *Flint Energy Services, Ltd...................................................          11,200           165,090
 #*Formation Capital Corp.......................................................             800               439
  #Fortis, Inc..................................................................           1,900            63,270
  *Fortress Paper, Ltd. Class A.................................................           2,299            90,383
  *Fortuna Silver Mines, Inc....................................................           9,800            65,679
 #*Fortune Minerals, Ltd........................................................             800               790
   Franco-Nevada Corp...........................................................           4,300           194,265
   Futuremed Healthcare Products Corp...........................................           1,900            15,311
  *Garda World Security Corp. Class A...........................................           1,400            11,226
  *Genesis Land Development Corp................................................           8,400            24,797
   Genivar, Inc.................................................................           2,500            65,523
   Gennum Corp..................................................................           2,700            36,298
   Genworth MI Canada, Inc......................................................           9,600           217,716
  *GeoMark Exploration, Ltd.....................................................           9,700             8,223
   George Weston, Ltd...........................................................           2,179           141,493
   Gildan Activewear, Inc.......................................................           4,900           106,630
   Glacier Media, Inc...........................................................           3,000             6,343
  *Glentel, Inc.................................................................             400             8,876
   Gluskin Sheff & Associates, Inc..............................................           2,000            30,079
 #*GLV, Inc. Class A............................................................           8,028            31,225

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   GMP Capital, Inc.............................................................          13,800   $       109,690
   Goldcorp, Inc................................................................           8,200           396,629
  *Golden Star Resources, Ltd...................................................          73,980           161,580
  *Gran Tierra Energy, Inc......................................................          56,664           323,245
 #*Grande Cache Coal Corp.......................................................          11,300           108,301
 #*Great Basin Gold, Ltd........................................................          79,432            99,815
  *Great Canadian Gaming Corp...................................................          14,900           127,795
   Great-West Lifeco, Inc.......................................................           6,500           143,393
   Groupe Aeroplan, Inc.........................................................          31,790           395,037
   Guardian Capital Group, Ltd. Class A.........................................           3,344            32,183
  *Guide Exploration, Ltd. Class A..............................................          26,200            67,675
  *Guyana Goldfields, Inc.......................................................           7,861            64,443
  *Hanfeng Evergreen, Inc.......................................................           5,700            14,155
  *Harry Winston Diamond Corp...................................................          11,056           129,338
  *Heroux-Devtek, Inc...........................................................           3,048            22,190
   High Liner Foods, Inc........................................................             800            14,377
 #*High River Gold Mines, Ltd...................................................          56,000            68,695
   Home Capital Group, Inc......................................................           2,500           128,403
   Horizon North Logistics, Inc.................................................          13,660            69,887
   HudBay Minerals, Inc.........................................................          39,479           461,054
  #Husky Energy, Inc............................................................           7,405           180,860
   IAMGOLD Corp.................................................................          10,700           178,529
   IBI Group, Inc...............................................................           1,759            24,314
   IGM Financial, Inc...........................................................           1,400            62,551
 #*Imax Corp....................................................................           5,400           111,856
  *Imperial Metals Corp.........................................................           4,400            68,411
   Imperial Oil, Ltd............................................................             776            36,977
 #*IMRIS, Inc...................................................................           4,300            11,579
   Indigo Books & Music, Inc....................................................           1,600            13,627
   Industrial Alliance Insurance & Financial Services, Inc......................          16,494           435,750
   Inmet Mining Corp............................................................           6,500           434,327
   Innergex Renewable Energy, Inc...............................................           8,402            86,224
   Intact Financial Corp........................................................           6,804           401,169
 #*Inter-Citic Minerals, Inc....................................................             200               251
  *International Forest Products, Ltd. Class A..................................           8,600            38,853
  *Intertape Polymer Group, Inc.................................................          14,873            57,404
 #*Ivanhoe Energy, Inc..........................................................          57,636            59,780
  *Ivanhoe Mines, Ltd...........................................................           1,000            16,126
 #*Jaguar Mining, Inc...........................................................          16,500           118,809
   Jean Coutu Group PJC, Inc. Class A (The).....................................           4,300            57,379
  #Just Energy Group, Inc.......................................................           6,008            71,962
  *Katanga Mining, Ltd..........................................................          83,398           105,630
 #*Keegan Resources, Inc........................................................             632             2,622
  #Keyera Corp..................................................................           1,600            74,934
  #Killam Properties, Inc.......................................................           3,722            44,655
   Kinross Gold Corp............................................................          24,480           276,612
  *Kirkland Lake Gold, Inc......................................................           4,200            74,684
  *La Mancha Resources, Inc.....................................................          13,574            42,914
  *Labrador Iron Mines Holdings, Ltd............................................           6,602            38,913
  *Lake Shore Gold Corp.........................................................          41,100            60,664
   Laurentian Bank of Canada....................................................           5,348           246,412
   Le Chateau, Inc. Class A.....................................................             500               813
  *Legacy Oil & Gas, Inc........................................................          29,429           364,817
  #Leisureworld Senior Care Corp................................................           7,845            93,808
   Leon's Furniture, Ltd........................................................           6,538            82,157
   Linamar Corp.................................................................           7,822           134,332
  #Liquor Stores N.A., Ltd......................................................           4,944            79,187
  #Loblaw Cos., Ltd.............................................................           4,159           150,980
  *Lundin Mining Corp...........................................................          59,000           298,325
   MacDonald Dettweiler & Associates, Ltd.......................................           2,340           103,079
   Magna International, Inc.....................................................          20,960           865,825

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Major Drilling Group International, Inc......................................          13,092   $       219,353
   Manitoba Telecom Services, Inc...............................................           1,700            53,830
  #Manulife Financial Corp......................................................          40,805           476,540
   Maple Leaf Foods, Inc........................................................          13,008           143,870
  *March Networks Corp..........................................................             200               953
  *Martinrea International, Inc.................................................          12,400           109,692
  *Maxim Power Corp.............................................................           2,200             4,498
   MDS, Inc.....................................................................          12,800           124,336
  *MEG Energy Corp..............................................................           2,661           119,847
 #*MEGA Brands, Inc.............................................................           2,000            15,738
  *Mega Uranium, Ltd............................................................          22,900             6,852
   Melcor Developments, Ltd.....................................................           2,078            29,014
 #*Mercator Minerals, Ltd.......................................................          23,547            40,861
   Methanex Corp................................................................          17,000           462,850
  #Metro, Inc. Class A..........................................................           3,200           174,696
   MI Developments, Inc.........................................................           2,487            86,935
  *Midway Energy, Ltd...........................................................          15,100            49,244
 #*Migao Corp...................................................................           6,589            24,971
  *Minefinders Corp.............................................................           4,960            70,193
  *Minera Andes Acquisition Corp................................................          22,077           129,906
  *Miranda Technologies, Inc....................................................           6,400            63,955
  *Mood Media Corp..............................................................           2,500             7,181
   Morneau Shepell, Inc.........................................................          11,496           125,886
   Mullen Group, Ltd............................................................          10,880           209,419
  #NAL Energy Corp..............................................................          29,694           215,294
   National Bank of Canada......................................................           5,100           382,589
 #*Nautilus Minerals, Inc.......................................................          18,063            41,793
  *Neo Material Technologies, Inc...............................................          13,100           109,090
  *New Gold, Inc................................................................          27,854           326,125
   Newalta Corp.................................................................          11,848           164,953
   Nexen, Inc...................................................................          40,405           724,123
   Niko Resources, Ltd..........................................................           1,400            68,401
  *Norbord, Inc.................................................................           4,350            43,209
  *North American Energy Partners, Inc..........................................           5,546            35,454
 #*North American Palladium, Ltd................................................          31,811            89,465
  #North West Co., Inc. (The)...................................................           1,732            33,510
  *Northern Dynasty Minerals, Ltd...............................................           4,160            30,950
  #Northland Power, Inc.........................................................           9,434           162,298
 #*NovaGold Resources, Inc......................................................           4,700            48,655
  *Nuvista Energy, Ltd..........................................................          17,840            77,217
  *OceanaGold Corp..............................................................          74,000           188,930
   Onex Corp....................................................................           6,200           214,561
  *Open Range Energy Corp.......................................................           7,400             9,151
  *Open Text Corp...............................................................           3,100           157,118
  *Oromin Explorations, Ltd.....................................................           5,200             5,134
 #*Orvana Minerals Corp.........................................................          13,000            14,650
  *Osisko Mining Corp...........................................................           5,300            63,217
  *Pace Oil & Gas, Ltd..........................................................          12,679            74,605
   Pacific Rubiales Energy Corp.................................................           4,900           123,294
  *Paladin Labs, Inc............................................................           1,963            88,332
 #*Pan American Silver Corp.....................................................          15,647           359,068
  *Paramount Resources, Ltd. Class A............................................           3,054           105,079
  *Parex Resources, Inc.........................................................           3,900            31,816
   Pason Systems, Inc...........................................................           4,680            60,676
  *Patheon, Inc.................................................................           1,300             1,750
  #Pembina Pipeline Corp........................................................             800            21,398
  #Pengrowth Energy Corp........................................................          54,758           548,836
  #Penn West Petroleum, Ltd.....................................................          36,031           785,157
  *Peregrine Diamonds, Ltd......................................................           8,080             5,721
   Perpetual Energy, Inc........................................................          17,275            14,989
  #PetroBakken Energy, Ltd. Class A.............................................          17,528           256,618

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Petrobank Energy & Resources, Ltd............................................          23,105   $       321,677
   Petrominerales, Ltd..........................................................          20,419           426,219
  #Peyto Exploration & Development Corp.........................................           2,800            55,095
  *Phoscan Chemical Corp........................................................          21,000             6,283
   PHX Energy Services Corp.....................................................           1,000             9,903
  *Pilot Gold, Inc..............................................................           3,550             5,063
 #*PolyMet Mining Corp..........................................................           9,787            14,641
  #Poseidon Concepts Corp.......................................................           6,541            96,611
  *Precision Drilling Corp......................................................          46,636           478,592
  #Premium Brands Holdings Corp.................................................           4,249            72,462
  *Primero Mining Corp..........................................................           4,054            12,938
  #Progress Energy Resources Corp...............................................          28,083           297,438
   Progressive Waste Solutions, Ltd.............................................          16,623           377,486
  #Provident Energy, Ltd........................................................           6,100            68,258
   Pulse Seismic, Inc...........................................................          14,104            23,350
  *QLT, Inc.....................................................................           9,696            68,269
 #*Quadra FNX Mining, Ltd.......................................................          28,003           420,031
   Quebecor, Inc. Class B.......................................................           8,000           283,315
  *Queenston Mining, Inc........................................................           4,400            22,467
 #*Questerre Energy Corp........................................................          16,560            11,396
  *Ram Power Corp...............................................................          21,879             7,637
   Reitmans Canada, Ltd. Class A................................................           7,444           109,132
  *Research In Motion, Ltd......................................................          21,700           361,847
   Richelieu Hardware, Ltd......................................................           2,000            59,440
  *Richmont Mines, Inc..........................................................          10,500           130,687
  #Ritchie Brothers Auctioneers, Inc............................................           3,200            75,412
  *RMP Energy, Inc..............................................................          17,892            41,398
  *Rock Energy, Inc.............................................................           5,688            10,948
  #Rocky Mountain Dealerships, Inc..............................................           2,000            18,171
   Rogers Sugar, Inc............................................................          22,850           127,388
   RONA, Inc....................................................................          30,000           282,737
  #Royal Bank of Canada.........................................................          13,100           684,200
  *Rubicon Minerals Corp........................................................          12,000            51,341
  *Ruggedcom, Inc...............................................................             600            19,633
   Russel Metals, Inc...........................................................           9,962           246,690
  *Sabina Gold & Silver Corp....................................................          15,610            66,164
  *Sandvine Corp................................................................          18,000            24,953
  #Saputo, Inc..................................................................           2,900           118,117
  *Savanna Energy Services Corp.................................................          15,809           112,730
 #*Scorpio Mining Corp..........................................................          25,300            54,753
 #*Seabridge Gold, Inc..........................................................           1,200            24,247
  *Secure Energy Services, Inc..................................................          10,900            92,727
   SEMAFO, Inc..................................................................          20,600           137,648
  #Shaw Communictions, Inc. Class B.............................................           4,800            95,263
   ShawCor, Ltd. Class A........................................................           4,853           144,230
   Sherritt International Corp..................................................          67,846           428,309
   Shoppers Drug Mart Corp......................................................           3,400           140,720
  *Shore Gold, Inc..............................................................          15,000             5,610
  *Sierra Wireless, Inc.........................................................           6,400            46,403
  *Silver Standard Resources, Inc...............................................           5,600            96,507
   Silver Wheaton Corp..........................................................           9,100           324,630
   Silvercorp Metals, Inc.......................................................          14,711           121,186
 #*Sino-Forest Corp.............................................................          27,600            37,950
   SNC-Lavalin Group, Inc.......................................................             900            46,342
  *Softchoice Corp..............................................................           4,400            53,316
  *Sonde Resources Corp.........................................................          10,900            28,155
 #*Southern Pacific Resource Corp...............................................          90,301           148,595
  *SouthGobi Resources, Ltd.....................................................          14,057           101,218
  *Sprott Resource Corp.........................................................          21,983            85,722
   Sprott Resource Lending Corp.................................................          29,091            42,939
   Sprott, Inc..................................................................           4,000            27,326

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Stantec, Inc.................................................................           7,412   $       206,238
   Stella-Jones, Inc............................................................           1,400            58,153
  *Stornoway Diamond Corp.......................................................          14,000            12,287
  #Student Transportation, Inc..................................................           7,964            54,407
  #Sun Life Financial, Inc......................................................          35,778           716,845
   Suncor Energy, Inc...........................................................          36,072         1,242,572
  *SunOpta, Inc.................................................................          11,327            55,692
  #Superior Plus Corp...........................................................          16,821           106,022
  *SXC Health Solutions Corp....................................................           2,000           126,578
   Talisman Energy, Inc.........................................................          31,348           374,538
 #*Tanzanian Royalty Exploration Corp...........................................          11,520            37,914
  *Taseko Mines, Ltd............................................................          31,700           115,393
   Teck Resources, Ltd. Class B.................................................          17,000           720,894
  #Telus Corp. Non-Voting.......................................................           5,300           284,108
  *Tembec, Inc..................................................................           5,400            20,195
 #*Theratechnologies, Inc.......................................................           2,900             7,606
 #*Thompson Creek Metals Co., Inc...............................................          36,600           309,532
   Thomson Reuters Corp.........................................................          10,416           286,084
   Tim Hortons, Inc.............................................................           3,900           190,041
   TMX Group, Inc...............................................................             800            34,204
  *Torex Gold Resources, Inc....................................................          64,700           151,636
   Toromont Industries, Ltd.....................................................           6,400           142,080
   Toronto Dominion Bank........................................................          21,129         1,633,931
   Torstar Corp. Class B........................................................          14,474           125,007
   Total Energy Services, Inc...................................................           3,742            62,771
  *Tourmaline Oil Corp..........................................................           1,556            37,678
  #TransAlta Corp...............................................................          10,100           205,082
  #TransCanada Corp.............................................................          15,367           632,182
  #Transcontinental, Inc. Class A...............................................          15,200           194,794
   TransForce, Inc..............................................................          10,391           167,881
  *TransGlobe Energy Corp.......................................................          14,870           144,889
  #Trican Well Service, Ltd.....................................................          10,200           169,678
  #Trilogy Energy Corp..........................................................           4,700           146,480
   Trinidad Drilling, Ltd.......................................................          27,569           184,490
   TVA Group, Inc. Class B......................................................             653             5,731
 #*Twin Butte Energy, Ltd.......................................................          45,500           116,166
 #*U308 Corp....................................................................           2,844             1,702
  *UEX Corp.....................................................................          29,800            24,965
   Uni-Select, Inc..............................................................           2,800            73,721
 #*Uranium One, Inc.............................................................          79,375           202,653
 #*Ur-Energy, Inc...............................................................           5,500             7,624
  *Valeant Pharmaceuticals International, Inc...................................           1,000            48,429
   Valener, Inc.................................................................           1,989            32,353
  *Vecima Network, Inc..........................................................             700             2,499
   Veresen, Inc.................................................................           3,600            54,142
   Vermilion Energy, Inc........................................................             900            41,289
  *Vero Energy, Inc.............................................................           6,579            18,109
  #Viterra, Inc.................................................................          59,388           639,071
  #Wajax Corp...................................................................             861            35,807
   WaterFurnace Renewable Energy, Inc...........................................             913            15,980
   Wesdome Gold Mines, Ltd......................................................          14,500            27,765
   West Fraser Timber Co., Ltd..................................................           7,805           376,044
 #*Westaim Corp.................................................................          15,500             8,038
  *Western Forest Products, Inc.................................................           3,500             3,002
  *Westfire Energy, Ltd.........................................................          10,428            52,728
   Westjet Airlines, Ltd........................................................             700             8,685
  *Whistler Blackcomb Holdings, Inc.............................................             700             7,679
 #*Whitecap Resources, Inc......................................................          11,186           104,307
   Wi-Lan, Inc..................................................................          23,100           131,776
   Winpak, Ltd..................................................................           3,194            39,021
  *Xtreme Coil Drilling Corp....................................................           6,626            21,212

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Yamana Gold, Inc.............................................................          44,800   $       775,187
 #*YM Biosciences, Inc..........................................................           2,600             5,134
 #*Yukon-Nevada Gold Corp.......................................................          82,949            23,990
  #Zargon Oil & Gas, Ltd........................................................           6,500            94,644
                                                                                                   ---------------
TOTAL CANADA....................................................................                        59,353,253
                                                                                                   ---------------

DENMARK -- (1.0%)
  *A.P. Moeller-Maersk A.S. Series A............................................              15           105,464
   A.P. Moeller-Maersk A.S. Series B............................................              34           250,734
  *Alk-Abello A.S...............................................................           2,003           118,532
  *Alm. Brand A.S...............................................................           4,408             7,449
  *Amagerbanken A.S.............................................................          38,975                --
   Auriga Industries A.S. Series B..............................................           4,100            59,122
 #*Bang & Olufsen Holdings A.S..................................................           8,483           102,527
  *Bavarian Nordic A.S..........................................................           3,968            36,698
   Carlsberg A.S. Series B......................................................           3,767           287,145
   Chr. Hansen Holding A.S......................................................           1,269            31,134
   Coloplast A.S. Series B......................................................             595            87,841
   D/S Norden A.S...............................................................           7,113           178,395
  *Danske Bank A.S..............................................................          12,773           186,174
   DFDS A.S.....................................................................             816            47,122
   DSV A.S......................................................................          11,779           241,146
   East Asiatic Co., Ltd. A.S...................................................           3,691            84,586
   FLSmidth & Co. A.S...........................................................           3,859           285,923
  *Genmab A.S...................................................................           4,878            38,445
   GN Store Nord A.S............................................................          50,701           514,197
  *H&H International A.S. Series B..............................................           1,940            16,415
  *H. Lundbeck A.S..............................................................           5,879           116,089
   Harboes Bryggeri A.S.........................................................             511             8,579
   IC Companys A.S..............................................................           1,797            32,541
   Jeudan A.S...................................................................             667            46,121
  *Jyske Bank A.S...............................................................          15,267           450,235
 #*NeuroSearch A.S..............................................................           2,979             8,088
  #NKT Holding A.S..............................................................           5,735           217,128
   Nordjyske Bank A.S...........................................................             140             1,736
   Norresundby Bank A.S.........................................................             195             5,125
   Novozymes A.S. Series B......................................................           1,990            56,143
  *Parken Sport & Entertainment A.S.............................................             848            10,771
   Per Aarsleff A.S. Series B...................................................             320            24,547
   Ringkjoebing Landbobank A.S..................................................             924           106,363
  #Rockwool International A.S. Series B.........................................           1,951           185,303
   Royal Unibrew A.S............................................................           1,489            84,853
   Schouw & Co. A.S.............................................................           4,272            88,868
   SimCorp A.S..................................................................             445            67,767
   Solar Holdings A.S. Series B.................................................             770            39,327
 #*Spar Nord Bank A.S...........................................................           6,403            43,192
   Sydbank A.S..................................................................          17,494           298,382
  *TDC A.S......................................................................          15,196           118,630
   Thrane & Thrane A.S..........................................................             913            49,414
   Tivoli A.S...................................................................               1               522
  *TK Development A.S...........................................................           4,894            11,638
  *Topdanmark A.S...............................................................           1,093           171,289
  *TopoTarget A.S...............................................................          61,560            29,254
  *Torm A.S.....................................................................              19                13
   Tryg A.S.....................................................................           1,872           101,830
   United International Enterprises A.S.........................................             403            54,107
 #*Vestas Wind Systems A.S......................................................          24,296           274,115
  *Vestjysk Bank A.S............................................................           1,419             6,785
                                                                                                   ---------------
TOTAL DENMARK...................................................................                         5,387,804
                                                                                                   ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FINLAND -- (1.6%)
   Ahlstrom Oyj.................................................................           6,437   $       108,418
  *Aktia Oyj Series A...........................................................           1,697            12,214
   Alma Media Oyj...............................................................           6,053            50,719
   Amer Sports Oyj Series A.....................................................          20,376           258,795
   Aspo Oyj.....................................................................             526             5,123
   Atria P.L.C..................................................................           2,419            20,927
  *Bank of Aland P.L.C. Series B................................................               5                68
   BasWare Oyj..................................................................              30               748
   Cargotec Oyj Series B........................................................           4,716           171,916
  *Citycon Oyj..................................................................          13,332            43,652
   Cramo Oyj....................................................................           5,196            73,586
  *Elektrobit Corp. Oyj.........................................................          47,687            41,799
   Elisa Oyj....................................................................           5,993           126,197
  *Finnair Oyj..................................................................          26,833            88,728
  *Finnlines Oyj................................................................             894             8,428
   Fiskars Oyj Abp..............................................................           3,717            80,154
   Fortum Oyj...................................................................           5,944           130,705
   F-Secure Oyj.................................................................          14,826            40,105
   HKScan Oyj Series A..........................................................           4,025            32,852
   Huhtamaki Oyj................................................................          21,027           257,349
   Ilkka-Yhtyma Oyj.............................................................           3,592            33,727
  #KCI Konecranes Oyj...........................................................           4,682           114,817
   Kemira Oyj...................................................................          24,572           302,672
  *Kesko Oyj Series A...........................................................             687            24,198
   Kesko Oyj Series B...........................................................           9,232           326,296
   Kone Oyj Series B............................................................           2,842           155,128
   Laennen Tehtaat Oyj..........................................................             276             5,655
   Lassila & Tikanoja Oyj.......................................................           3,560            53,303
   Lemminkainen Oyj.............................................................           2,049            53,637
   Metso Oyj....................................................................           5,589           244,498
 #*M-real Oyj Series B..........................................................          36,659            82,746
  *Neste Oil Oyj................................................................          30,157           339,008
  *Nokia Oyj....................................................................         301,254         1,513,048
   Nokian Renkaat Oyj...........................................................           2,400            85,922
   Okmetic Oyj..................................................................           2,360            17,206
   Olvi Oyj Series A............................................................           1,764            37,923
   Oriola-KD Oyj Series B.......................................................          35,693            92,558
   Orion Oyj Series A...........................................................           2,849            56,165
  #Orion Oyj Series B...........................................................           5,412           105,145
  #Outokumpu Oyj................................................................          22,585           185,766
   Outotec Oyj..................................................................           3,651           192,890
   PKC Group Oyj................................................................           2,649            50,116
   Pohjola Bank P.L.C. Series A.................................................          25,713           274,531
   Ponsse Oyj...................................................................             608             5,828
   Poyry Oyj....................................................................           3,798            31,109
   Raisio P.L.C. Series V.......................................................          34,264           110,412
   Ramirent Oyj.................................................................           8,349            86,821
  #Rautaruukki Oyj Series K.....................................................           6,531            72,009
   Ruukki Group Oyj.............................................................          27,643            35,431
   Sampo Oyj Series A...........................................................          16,901           445,498
  #Sanoma Oyj...................................................................          15,986           216,077
  *Scanfil P.L.C................................................................           9,299            11,555
   Sievi Capital P.L.C..........................................................           9,299            15,337
   Stockmann Oyj Abp Series A...................................................           2,666            54,650
  #Stockmann Oyj Abp Series B...................................................           5,450           102,823
   Stora Enso Oyj Series R......................................................          54,361           388,203
  *Technopolis Oyj..............................................................           6,838            32,097
  #Tieto Oyj....................................................................          12,024           181,636
  #Tikkurila Oyj................................................................           3,682            69,700
   UPM-Kymmene Oyj..............................................................          61,081           785,316
  #Uponor Oyj Series A..........................................................           6,171            63,283

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   Vacon Oyj....................................................................           1,144   $        54,329
   Vaisala Oyj Series A.........................................................           1,578            35,115
   Wartsila OYJ Abp.............................................................           4,750           160,539
  #Yit Oyj......................................................................          12,506           231,158
                                                                                                   ---------------
TOTAL FINLAND...................................................................                         9,088,364
                                                                                                   ---------------

FRANCE -- (5.5%)
   ABC Arbitrage SA.............................................................           4,641            39,801
   Accor SA.....................................................................           3,175            96,711
   Aeroports de Paris SA........................................................             371            27,424
 #*Air France-KLM...............................................................          13,938            88,640
   Akka Technologies SA.........................................................           1,440            38,670
 #*Alcatel-Lucent SA............................................................          37,356            65,950
  *Alcatel-Lucent SA Sponsored ADR..............................................          32,900            57,246
   Alstom SA....................................................................           1,984            75,987
  *Altamir Amboise SA...........................................................           5,023            42,412
   ALTEN SA.....................................................................           4,315           119,441
 #*Altran Technologies SA.......................................................          27,098           128,083
   April SA.....................................................................           3,167            51,255
 #*Archos SA....................................................................           3,060            32,887
  *Arkema SA....................................................................           6,195           502,166
  *Artprice.com SA..............................................................           2,054           140,015
   Assystem.....................................................................           1,977            35,618
   AtoS SA......................................................................           4,054           204,097
   Audika SA....................................................................           1,518            29,894
   AXA SA.......................................................................          32,430           493,798
  #AXA SA Sponsored ADR.........................................................          14,588           222,467
  *Axway Software SA............................................................             565            11,124
  #Beneteau SA..................................................................           4,684            50,032
  *BioAlliance Pharma SA........................................................           1,326             7,944
   bioMerieux SA................................................................             175            14,738
   BNP Paribas SA...............................................................          20,996           893,047
   Boiron SA....................................................................           1,252            35,839
   Bollore SA...................................................................             228            46,275
   Bonduelle SCA................................................................             786            68,578
   Bongrain SA..................................................................           1,358            84,645
  #Bourbon SA...................................................................           7,415           252,799
  *Boursorama SA................................................................           5,104            41,667
  *Bouygues SA..................................................................          17,798           555,858
  *Bull SA......................................................................          15,005            60,719
  #Cap Gemini SA................................................................          25,914           947,392
   Carrefour SA.................................................................           9,183           210,241
   Casino Guichard Perrachon SA.................................................           3,407           303,585
  #Cegedim SA...................................................................             820            23,999
   CEGID Group SA...............................................................             622            13,010
   CFAO SA......................................................................           2,193            74,858
   Christian Dior SA............................................................             535            75,828
   Cie de Saint-Gobain SA.......................................................          15,324           684,384
  *Cie des Alpes................................................................             295             6,280
  *Cie Generale de Geophysique - Veritas SA.....................................           9,629           269,509
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................          16,300           456,400
   Cie Generale des Establissements Michelin SA Series B........................          16,001         1,097,894
   Cie Generale D'Optique Essilor Intenational SA...............................           2,283           167,458
   Ciments Francais SA..........................................................           1,109            81,940
  *Club Mediterranee SA.........................................................           7,709           154,433
   CNP Assurances SA............................................................          12,281           165,656
   Credit Agricole SA...........................................................          56,614           349,854
   Dassault Systemes SA.........................................................             955            79,274
  *Derichebourg SA..............................................................          16,609            61,396
  *Devoteam SA..................................................................             983            15,156
   Edenred SA...................................................................           2,076            50,495

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  *Eiffage SA...................................................................           3,340   $       102,663
   Electricite de France SA.....................................................           3,293            76,040
   Electricite de Strasbourg SA.................................................              88            11,488
   Entrepose Contracting SA.....................................................             230            21,661
   Eramet SA....................................................................              99            14,952
   Esso SA Francaise............................................................             803            78,592
  #Establissements Maurel et Prom SA............................................          12,171           202,640
  *Etam Developpement SA........................................................             518            10,071
   Euler Hermes SA..............................................................           2,397           158,890
 #*Euro Disney SCA..............................................................           2,997            18,773
  #Eurofins Scientific SA.......................................................             808            65,112
   European Aeronautic Defence & Space Co. SA...................................           5,781           194,372
   Eutelsat Communications SA...................................................           2,295            85,267
  *Faiveley Transport SA........................................................           1,151            84,016
   Faurecia SA..................................................................           2,580            64,628
   Fimalac SA...................................................................             796            30,812
   France Telecom SA............................................................          11,464           172,339
  #France Telecom SA Sponsored ADR..............................................           3,032            45,723
 #*GameLoft SA..................................................................           6,034            41,942
   GDF Suez SA..................................................................          33,616           915,182
  #Gemalto NV...................................................................           6,254           335,926
  *GFI Informatique SA..........................................................           7,854            27,548
   GL Events SA.................................................................           2,268            47,318
   Groupe Eurotunnel SA.........................................................          82,112           677,808
   Groupe Flo SA................................................................           2,320            12,243
 #*Groupe Partouche SA..........................................................           2,401             4,081
   Groupe Steria SCA............................................................           6,555           127,603
   Guerbet SA...................................................................             133            11,219
   Guyenne et Gascogne SA.......................................................             875            93,914
  *Haulotte Group SA............................................................           3,182            29,089
   Havas SA.....................................................................          51,109           236,810
 #*Hi-Media SA..................................................................           2,302             6,602
   Iliad SA.....................................................................             182            22,009
   Imerys SA....................................................................           2,826           157,774
   Ingenico SA..................................................................           6,621           277,958
  *Ipsen SA.....................................................................             951            27,945
   Ipsos SA.....................................................................           3,188           101,886
  *Jacquet Metal Service SA.....................................................           2,357            27,642
  *JCDecaux SA..................................................................           2,330            59,227
   Korian SA....................................................................           2,052            34,702
   Lafarge SA...................................................................          18,157           742,917
   Lagardere SCA................................................................          20,714           590,226
   Laurent-Perrier SA...........................................................             548            54,892
   LDC SA.......................................................................             210            22,515
   Legrand SA...................................................................           2,723            94,020
   Lisi SA......................................................................             586            45,247
  *LVL Medical Groupe SA........................................................             168             2,712
   M6 Metropole Television SA...................................................           4,349            72,870
   Maisons France Confort SA....................................................             139             4,033
 #*Manitou BF...................................................................           3,827            79,281
   Manutan International SA.....................................................             234            11,545
 #*Maurel & Prom Nigeria........................................................          12,171            28,656
  *Medica SA....................................................................           7,526           121,123
   Mersen SA....................................................................           4,512           152,788
  *METabolic EXplorer SA........................................................           2,008            12,589
   Natixis SA...................................................................          93,215           287,144
  #Naturex SA...................................................................             711            45,481
  #Neopost SA...................................................................           2,527           178,662
   Nexans SA....................................................................           5,666           352,639
   Nexity SA....................................................................           7,014           203,014
  *NicOx SA.....................................................................          14,169            28,232

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Norbert Dentressangle SA.....................................................           1,053   $        82,758
  *NRJ Group SA.................................................................           3,822            31,759
  #Oeneo SA.....................................................................           4,862            13,700
  #Orpea SA.....................................................................           4,069           129,697
  #PagesJaunes Groupe SA........................................................           3,741            17,356
  *Parrot SA....................................................................             206             5,581
   Pernod-Ricard SA.............................................................           2,185           210,180
   Peugeot SA...................................................................          14,681           271,653
   Pierre & Vacances SA.........................................................             947            34,383
   Plastic Omnium SA............................................................           4,905           129,049
   PPR SA.......................................................................           3,847           607,470
   Publicis Groupe SA...........................................................           1,966            99,086
   Rallye SA....................................................................           5,420           175,757
  *Recylex SA...................................................................           3,276            16,551
   Remy Cointreau SA............................................................             839            74,009
   Renault SA...................................................................          17,086           730,915
   Rexel SA.....................................................................          19,676           388,212
   Robertet SA..................................................................             246            38,830
   Rubis SA.....................................................................           1,758            94,909
  *Sa des Ciments Vicat SA......................................................           2,510           151,977
   Safran SA....................................................................           5,906           184,240
   Saft Groupe SA...............................................................           3,925           118,915
   Samse SA.....................................................................              40             3,220
   Sanofi SA....................................................................          20,001         1,482,926
   Sanofi SA ADR................................................................             880            32,674
   Sartorius Stedim Biotech SA..................................................           1,037            69,957
   Schneider Electric SA........................................................           5,307           330,429
   SCOR SE......................................................................          30,088           757,923
   SEB SA.......................................................................           1,077            89,564
  *Seche Environnement SA.......................................................             578            21,345
   Sechilienne SA...............................................................           3,555            56,372
   Sequana SA...................................................................           3,789            26,862
   SES SA.......................................................................           3,759            88,905
   Societe BIC SA...............................................................           1,862           165,988
   Societe d'Edition de Canal Plus SA...........................................           9,370            52,830
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..............             408            20,784
   Societe Generale SA..........................................................          36,190           967,465
   Societe Marseillaise du Tunnel Prado Carenage SA.............................             200             7,313
  *Societe Television Francaise 1 SA............................................          17,599           194,213
  #Sodexo SA....................................................................           1,066            79,199
 #*Soitec SA....................................................................          21,495           131,284
  #Somfy SA.....................................................................             303            66,878
   Sopra Group SA...............................................................             565            32,510
 #*Ste Industrielle d'Aviation Latecoere SA.....................................             998            14,495
   Stef SA......................................................................           1,194            54,667
   STMicroelectronics NV........................................................          50,199           335,025
  #STMicroelectronics NV ADR....................................................          14,700            98,196
  *Store Electronic SA..........................................................           1,158            15,686
   Sucriere de Pithiviers Le Vieil SA...........................................              11            24,259
  *Sword Group SA...............................................................           2,537            42,728
   Synergie SA..................................................................           4,436            49,216
 #*Technicolor SA...............................................................           5,556            16,639
   Technip SA...................................................................           2,861           269,514
   Teleperformance SA...........................................................          12,582           314,996
  #Thales SA....................................................................           2,245            76,929
 #*Theolia SA...................................................................          11,760            15,850
   Total SA.....................................................................           5,026           266,386
   Total SA Sponsored ADR.......................................................          15,900           842,223
   Touax SA.....................................................................             270             7,381
 #*Transgene SA.................................................................           1,632            19,599
   Trigano SA...................................................................           3,671            63,459

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  *UbiSoft Entertainment SA.....................................................          22,466   $       176,311
   Union Financiere de France Banque SA.........................................             730            19,163
   Valeo SA.....................................................................           6,816           321,051
  *Vallourec SA.................................................................           4,273           289,226
   Viel et Compagnie SA.........................................................          10,410            36,343
  #Vilmorin & Cie SA............................................................             943            94,534
   Vinci SA.....................................................................           3,741           174,054
   Virbac SA....................................................................             612            85,690
   Vivendi SA...................................................................          20,019           419,986
   VM Materiaux SA..............................................................              25               802
   Vranken Pommery Monopole SA..................................................              95             3,187
   Zodiac Aerospace SA..........................................................           3,640           325,065
                                                                                                   ---------------
TOTAL FRANCE....................................................................                        30,508,210
                                                                                                   ---------------

GERMANY -- (5.0%)
  *Aareal Bank AG...............................................................          11,538           263,836
   Adidas-Salomon AG............................................................           4,493           324,633
  *ADVA AG Optical Networking...................................................           8,160            44,156
 #*Air Berlin P.L.C.............................................................           9,292            28,173
  #Aixtron SE...................................................................           4,510            61,064
   Allianz SE...................................................................          10,175         1,121,663
   Allianz SE Sponsored ADR.....................................................          11,988           133,187
   Amadeus Fire AG..............................................................             140             5,490
 #*Asian Bamboo AG..............................................................           1,832            35,790
   AUGUSTA Technologie AG.......................................................           1,775            37,094
   Aurubis AG...................................................................           8,125           458,494
   Axel Springer AG.............................................................           3,048           143,201
   Baader Bank AG...............................................................             174               474
 #*Balda AG.....................................................................          10,795            68,585
   BASF SE......................................................................           3,730           287,729
   Bauer AG.....................................................................           1,790            55,756
   Bayer AG.....................................................................           3,087           216,851
   Bayerische Motoren Werke AG..................................................           8,606           738,510
  *BayWa AG.....................................................................           3,204           121,582
   Bechtle AG...................................................................           4,093           145,890
   Beiersdorf AG................................................................             921            55,394
   Bertrandt AG.................................................................             498            37,022
  *Bijou Brigitte AG............................................................             416            38,607
   Bilfinger Berger SE..........................................................           3,996           367,356
   Biotest AG...................................................................             741            39,835
  *Borussia Dortmund GmbH & Co. KGaA............................................          13,961            44,307
  *Brenntag AG..................................................................             396            41,511
  *CANCOM AG....................................................................           3,065            34,683
   Carl Zeiss Meditec AG........................................................           3,515            74,311
  *CAT Oil AG...................................................................           2,861            20,413
  *Celesio AG...................................................................          15,003           289,703
   CENIT AG.....................................................................           1,384             9,937
   Centrotec Sustainable AG.....................................................           1,644            25,628
  #Centrotherm Photovoltaics AG.................................................           1,404            21,266
   Cewe Color Holding AG........................................................             786            33,460
   Comdirect Bank AG............................................................           3,526            38,110
 #*Commerzbank AG...............................................................         181,398           436,058
 #*Constantin Medien AG.........................................................          11,950            22,181
  *Continental AG...............................................................           1,793           143,771
   CropEnergies AG..............................................................           2,546            16,618
   CTS Eventim AG...............................................................           1,572            50,967
  *Curanum AG...................................................................           1,848             4,839
   DAB Bank AG..................................................................             711             3,235
   Daimler AG...................................................................          23,045         1,279,053
  *Delticom AG..................................................................             800            80,122
  #Deutsche Bank AG.............................................................          29,192         1,246,206

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #Deutsche Beteiligungs AG.....................................................           2,549   $        55,148
  *Deutsche Boerse AG...........................................................           1,211            71,515
   Deutsche Lufthansa AG........................................................          29,802           413,811
   Deutsche Post AG.............................................................          47,190           786,906
   Deutsche Telekom AG..........................................................          47,332           533,258
   Deutsche Telekom AG Sponsored ADR............................................          26,160           296,131
   Deutsche Wohnen AG...........................................................           6,707            89,213
  *Deutz AG.....................................................................          17,349           118,040
  *Dialog Semiconductor P.L.C...................................................           3,072            66,541
  #Douglas Holding AG...........................................................           3,954           167,450
   Draegerwerk AG & Co. KGaA....................................................             318            21,187
   Drillisch AG.................................................................          10,745           105,014
   Duerr AG.....................................................................           1,177            60,183
   E.ON AG......................................................................          43,404           931,314
  #Eckert & Ziegler AG..........................................................             837            25,347
   Elmos Semiconductor AG.......................................................           1,774            19,583
   ElreingKlinger AG............................................................           2,547            76,656
  *Euromicron AG................................................................           2,040            47,270
  *Evotec AG....................................................................          18,777            64,393
  #Fielmann AG..................................................................             103            10,696
   Fraport AG...................................................................           6,284           377,631
  #Freenet AG...................................................................          25,459           342,527
   Fresenius Medical Care AG & Co. KGaA ADR.....................................           1,000            71,500
   Fresenius SE & Co. KGaA......................................................           1,638           166,520
   Fuchs Petrolub AG............................................................             497            20,777
  *GAGFAH SA....................................................................           4,662            23,499
   GEA Group AG.................................................................          11,548           372,063
   Gerresheimer AG..............................................................           5,778           274,443
   Gerry Weber International AG.................................................           2,100            71,359
 #*Gesco AG.....................................................................             631            56,167
   GFK SE.......................................................................           2,571           114,327
  *Gigaset AG...................................................................          14,453            50,254
 #*Gildemeister AG..............................................................          10,825           162,050
  *Grammer AG...................................................................           3,754            72,862
   Grenkeleasing AG.............................................................           1,404            70,914
   H&R AG.......................................................................           1,202            26,607
   Hamburger Hafen und Logistik AG..............................................             933            29,960
   Hannover Rueckversicherung AG................................................           7,599           404,829
 #*Heidelberger Druckmaschinen AG...............................................          34,965            77,986
   Heidelberger Zement AG.......................................................          12,930           637,950
   Henkel AG & Co. KGaA.........................................................           1,143            59,498
   Hochtief AG..................................................................           3,461           223,803
  *Homag Group AG...............................................................             168             2,144
   Indus Holding AG.............................................................           4,291           122,960
   Infineon Technologies AG ADR.................................................          51,964           471,833
   Interseroh SE................................................................             497            34,319
  *IVG Immobilien AG............................................................          23,192            54,738
  *Jenoptik AG..................................................................          11,659            81,617
  *Joyou AG.....................................................................             888             9,402
  *K+S AG.......................................................................           1,891            90,403
  *Kabel Deutschland Holding AG.................................................           1,500            78,359
  #Kloeckner & Co. SE...........................................................          24,275           338,098
   Koenig & Bauer AG............................................................           1,664            25,040
   Kontron AG...................................................................          11,842            93,080
  #Krones AG....................................................................           2,060           118,040
   KSB AG.......................................................................              37            21,087
 #*Kuka AG......................................................................           4,102            87,270
   KWS Saat AG..................................................................             348            72,064
   Lanxess AG...................................................................           6,296           411,663
  #Leoni AG.....................................................................           6,203           279,701
   Linde AG.....................................................................           1,833           291,485

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  *Loewe AG.....................................................................             280   $         1,941
  #LPKF Laser & Electronics AG..................................................             494             6,472
   MAN SE.......................................................................           1,448           152,757
  *Manz AG......................................................................             429            11,804
   Merck KGaA...................................................................           3,666           383,056
   Metro AG.....................................................................           3,639           140,458
   MLP AG.......................................................................          10,982            77,012
  *Morphosys AG.................................................................           3,794            97,826
   MTU Aero Engines Holding AG..................................................           2,153           150,552
   Muehlbauer Holding & Co. AG..................................................             110             2,996
   Munchener Rueckversicherungs-Gesellschaft AG.................................           5,454           711,238
   MVV Energie AG...............................................................             320            10,042
   Nemetschek AG................................................................             206             7,531
 #*Nordex SE....................................................................           7,951            48,131
  #OHB AG.......................................................................             406             6,992
  *Paion AG.....................................................................           2,436             2,226
  *Patrizia Immobilien AG.......................................................           5,434            27,089
  #Pfeiffer Vacuum Technology AG................................................             740            76,235
  *Phoenix Solar AG.............................................................           1,026             3,430
   PNE Wind AG..................................................................          20,016            45,960
  #Praktiker AG.................................................................          11,320            34,755
   PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie....           1,387            30,597
   Puma SE......................................................................             203            63,623
 #*Q-Cells SE...................................................................          20,002             8,760
  *QIAGEN NV....................................................................          16,854           275,286
  *QSC AG.......................................................................          16,029            45,881
   R Stahl AG...................................................................             325             9,656
  #Rational AG..................................................................             372            83,395
   Rheinmetall AG...............................................................           8,571           461,071
   Rhoen-Klinikum AG............................................................          17,897           371,703
  *RWE AG.......................................................................          30,578         1,174,284
  *SAF-Holland SA...............................................................           5,562            33,719
   Salzgitter AG................................................................           6,762           405,273
 #*SGL Carbon SE................................................................           8,682           438,949
   Siemens AG Sponsored ADR.....................................................           1,300           122,577
 #*Singulus Technologies AG.....................................................          14,065            49,344
   Sixt AG......................................................................           3,716            68,493
  *SKW Stahl-Metallurgie Holding AG.............................................             773            12,133
 #*Sky Deutschland AG...........................................................          67,548           159,397
 #*SMA Solar Technology AG......................................................             621            38,439
   Software AG..................................................................           3,426           111,899
  #Solarworld AG................................................................          15,913            79,902
  *Solon SE.....................................................................             127                47
   Stada Arzneimittel AG........................................................           9,624           286,044
   STRATEC Biomedical AG........................................................             386            15,251
   Suedzucker AG................................................................           5,483           162,301
 #*Suss Microtec AG.............................................................           4,481            41,886
   Symrise AG...................................................................           5,966           170,135
  *TAG Immobilien AG............................................................          12,886           101,196
   Takkt AG.....................................................................           3,906            53,750
  #ThyssenKrupp AG..............................................................          20,871           594,954
  *Tipp24 SE....................................................................           1,213            52,456
  *Tom Tailor Holding AG........................................................           1,468            23,836
 #*TUI AG.......................................................................          29,221           213,456
   United Internet AG...........................................................           4,184            78,334
  *Verbio AG....................................................................           1,930             7,798
   Volkswagen AG................................................................             901           146,139
  #Vossloh AG...................................................................           1,027           105,068
   VTG AG.......................................................................           3,057            59,160
  #Wacker Chemie AG.............................................................             700            64,344
 #*Wacker Neuson SE.............................................................           5,977            88,088

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
   Washtec AG...................................................................           5,709   $        55,120
   Wincor Nixdorf AG............................................................           1,966            91,977
   Wirecard AG..................................................................           5,519            99,445
   XING AG......................................................................              84             5,087
   Zhongde Waste Technology AG..................................................             700             2,661
                                                                                                   ---------------
TOTAL GERMANY...................................................................                        27,658,653
                                                                                                   ---------------

GREECE -- (0.5%)
  *Agricultural Bank of Greece S.A..............................................           3,786             1,828
  *Alpha Bank A.E...............................................................          69,920           137,912
  *Attica Bank S.A..............................................................           1,360               576
  *Bank of Cyprus Public Co., Ltd...............................................          95,654            96,449
   Bank of Greece S.A...........................................................           2,709            51,913
   Coca-Cola Hellenic Bottling Co. S.A..........................................           4,470            82,877
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.....................................           2,412            45,032
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.........................          13,381             4,867
  *EFG Eurobank Ergasias S.A....................................................          45,521            54,715
   Ellaktor S.A.................................................................          23,131            41,413
   EYDAP Athens Water Supply & Sewage Co. S.A...................................           2,339             9,909
  *Folli Follie Group S.A.......................................................           8,653            74,715
  *Fourlis Holdings S.A.........................................................           6,512            12,938
   Frigoglass S.A...............................................................          10,274            52,114
   GEK Terna S.A................................................................          11,494            13,001
   Hellenic Exchanges S.A.......................................................          15,367            66,235
   Hellenic Petroleum S.A.......................................................          14,812           111,746
  *Hellenic Telecommunication Organization Co. S.A..............................          33,069           122,291
   Hellenic Telecommunication Organization Co. S.A. Sponsored ADR...............           4,500             8,640
  *Heracles General Cement Co. S.A..............................................           2,107             4,524
   Intralot S.A.-Integrated Lottery Systems & Services..........................          21,273            23,079
   JUMBO S.A....................................................................          23,134           109,579
  *Lamda Development S.A........................................................           2,665             8,845
  *Marfin Investment Group S.A..................................................         146,593            80,238
  *Marfin Popular Bank PCL......................................................         274,207           143,268
   Metka S.A....................................................................           6,296            57,477
   Motor Oil (Hellas) Corinth Refineries S.A....................................          16,366           127,147
  *Mytilineos Holdings S.A......................................................          18,602            77,221
  *National Bank of Greece S.A..................................................         175,425           629,719
  *National Bank of Greece S.A. ADR.............................................           8,288            30,253
  *OPAP S.A.....................................................................           6,655            68,139
  *Piraeus Bank S.A.............................................................         147,962           131,544
   Piraeus Port Authority S.A...................................................             870            12,385
   Public Power Corp. S.A.......................................................           2,464            12,796
  *Sarantis S.A.................................................................           1,038             2,847
  *Sidenor Steel Products Manufacturing Co. S.A.................................           5,520             8,481
  *Teletypos S.A. Mega Channel..................................................           1,037               522
   Terna Energy S.A.............................................................           6,402            11,620
   Titan Cement Co. S.A.........................................................           9,123           152,204
  *TT Hellenic Postbank S.A.....................................................          30,534            31,236
  *Viohalco S.A.................................................................          25,814           107,458
                                                                                                   ---------------
TOTAL GREECE....................................................................                         2,819,753
                                                                                                   ---------------

HONG KONG -- (2.2%)
   AAC Technologies Holdings, Inc...............................................           8,000            19,557
  *AIA Group, Ltd...............................................................          21,600            72,169
   Alco Holdings, Ltd...........................................................          68,000            21,294
   Allied Group, Ltd............................................................           6,000            14,620
  #Allied Properties (H.K.), Ltd................................................         650,540            90,826
  *Apac Resources, Ltd..........................................................         600,000            26,283
   APT Satellite Holdings, Ltd..................................................          78,000            12,631
   Asia Financial Holdings, Ltd.................................................          98,000            33,227
   Asia Satellite Telecommunications Holdings, Ltd..............................          27,000            57,458

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Asia Standard International Group, Ltd.......................................         230,000   $        34,973
   Associated International Hotels, Ltd.........................................          10,000            19,400
  #Bank of East Asia, Ltd.......................................................          26,869           109,643
  *Birmingham International Holdings, Ltd.......................................         326,000             6,389
   BOC Hong Kong Holdings, Ltd..................................................          25,000            65,922
   Bonjour Holdings, Ltd........................................................         168,000            28,334
   Bossini International Holdings, Ltd..........................................         160,000            11,954
   Brightoil Petroleum Holdings, Ltd............................................          79,000            16,985
   Cafe de Coral Holdings, Ltd..................................................           8,000            18,292
  *Carico Holdings, Ltd.........................................................         400,000            21,365
   Cathay Pacific Airways, Ltd..................................................          97,000           192,824
   Century City International Holdings, Ltd.....................................         213,200            15,382
  *Century Sunshine Group Holdings, Ltd.........................................         135,000             4,169
  *Chaoyue Group, Ltd...........................................................          15,000               214
   Cheung Kong Holdings, Ltd....................................................          38,000           510,094
   Cheung Kong Infrastructure Holdings, Ltd.....................................           7,000            39,873
   Chevalier International Holdings, Ltd........................................          20,000            20,275
  *China Billion Resources, Ltd.................................................         198,000             2,221
  *China Boon Holdings, Ltd.....................................................         300,000             4,254
  *China Daye Non-Ferrous Metals Mining, Ltd....................................         504,000            25,994
  *China Energy Development Holdings, Ltd.......................................         232,000             2,669
  *China Flavors & Fragrances Co., Ltd..........................................          16,802             3,383
  *China Infrastructure Investment, Ltd.........................................         532,000            13,037
   China Metal International Holdings, Ltd......................................         162,000            28,364
  *China Ocean Shipbuilding Industry Group, Ltd.................................         125,000             1,865
  *China Public Procurement, Ltd................................................         148,000                --
  *China Renji Medical Group, Ltd...............................................       1,318,000            10,197
  *China Resources & Transportation Group, Ltd..................................       1,100,000            37,524
  *China Solar Energy Holdings, Ltd.............................................         640,000             3,794
  *China Strategic Holdings, Ltd................................................         295,000             5,927
  *China WindPower Group, Ltd...................................................         730,000            29,631
   Chong Hing Bank, Ltd.........................................................          31,000            56,003
   Chow Sang Sang Holdings International, Ltd...................................          17,000            40,235
   Chuang's Consortium International, Ltd.......................................         266,925            25,433
   Citic Telecom International Holdings, Ltd....................................         103,000            21,603
   City Telecom, Ltd. ADR.......................................................           3,100            36,115
   CK Life Sciences International Holdings, Inc.................................         564,000            31,633
   CNT Group, Ltd...............................................................         406,000            19,845
  *Cosway Corp., Ltd............................................................          20,000             2,816
  *CP Lotus Corp., Ltd..........................................................         260,000             9,534
   Cross-Harbour Holdings, Ltd. (The)...........................................           7,000             5,646
   CSI Properties, Ltd..........................................................       1,340,000            41,161
  *CST Mining Group, Ltd........................................................       3,752,000            42,898
  *Culture Landmark Investment, Ltd.............................................         792,000             8,228
   Dah Sing Banking Group, Ltd..................................................          53,960            54,480
   Dah Sing Financial Holdings, Ltd.............................................          32,600           112,326
  *Dejin Resources Group Co., Ltd...............................................         548,000             4,441
   Dickson Concepts International, Ltd..........................................          43,000            23,928
   EcoGreen Fine Chemicals Group, Ltd...........................................           4,000               877
   Emperor Entertainment Hotel, Ltd.............................................         265,000            36,538
   Emperor International Holdings, Ltd..........................................         283,750            45,264
  #Emperor Watch & Jewellery, Ltd...............................................         370,000            47,054
  *ENM Holdings, Ltd............................................................         172,000            12,166
   Esprit Holdings, Ltd.........................................................         196,967           291,147
  *eSun Holdings, Ltd...........................................................         198,000            27,258
   EVA Precision Industrial Holdings, Ltd.......................................          76,000            13,633
   Fairwood, Ltd................................................................           8,000            10,578
   Far East Consortium International, Ltd.......................................         131,000            20,542
   First Pacific Co., Ltd.......................................................          89,200           101,979
 #*Foxconn International Holdings, Ltd..........................................          92,000            63,255
  *Galaxy Entertainment Group, Ltd..............................................          51,000           111,114

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Genting Hong Kong, Ltd.......................................................         400,000   $       137,934
   Get Nice Holdings, Ltd.......................................................         896,000            35,764
   Giordano International, Ltd..................................................          74,000            59,112
   Glorious Sun Enterprises, Ltd................................................         122,000            38,455
   Golden Resources Development International, Ltd..............................          90,000             4,416
  *Goldin Properties Holdings, Ltd..............................................          76,000            22,586
   Great Eagle Holdings, Ltd....................................................          38,349            94,562
  *G-Resources Group, Ltd.......................................................       1,242,000            76,744
   Haitong International Securities Group, Ltd..................................          28,270            10,057
   Hang Lung Group, Ltd.........................................................          72,000           457,675
   Hang Lung Properties, Ltd....................................................         161,000           553,841
  #Hang Seng Bank, Ltd..........................................................           4,800            62,179
   Hang Ten Group Holdings, Ltd.................................................         116,000            40,210
   Harbour Centre Development, Ltd..............................................          36,000            45,538
   Henderson Land Development Co., Ltd..........................................          89,513           486,844
   HKR International, Ltd.......................................................         103,200            37,661
  *HKT Trust and HKT, Ltd.......................................................           3,630             2,331
   Hon Kwok Land Investment Co., Ltd............................................          62,000            19,339
   Hong Kong & Shanghai Hotels, Ltd.............................................         101,500           135,464
   Hong Kong Aircraft Engineering Co., Ltd......................................           1,600            22,286
   Hong Kong Ferry Holdings, Ltd................................................          24,000            19,266
   Hongkong Chinese, Ltd........................................................         164,000            27,948
   Hopewell Holdings, Ltd.......................................................         104,000           272,167
   Hung Hing Printing Group, Ltd................................................         150,000            29,989
   Hutchison Harbour Ring, Ltd..................................................         514,000            45,015
   Hutchison Telecommunications Hong Kong Holdings, Ltd.........................         132,000            53,904
   Hutchison Whampoa, Ltd.......................................................          55,000           522,422
  *IDT International, Ltd.......................................................         434,000             4,868
  *Imagi International Holdings, Ltd............................................         720,000            19,547
  *IRC, Ltd,....................................................................         198,000            29,311
  *IT, Ltd......................................................................          74,000            42,191
   JLF Investment Co., Ltd......................................................         120,000             6,648
   Johnson Electric Holdings, Ltd...............................................         141,000            83,274
  #K Wah International Holdings, Ltd............................................         275,000            77,592
   Keck Seng Investments (Hong Kong), Ltd.......................................          48,000            20,121
   Kerry Properties, Ltd........................................................          64,500           247,998
   Kin Yat Holdings, Ltd........................................................          12,000             2,022
  *King Stone Energy Group, Ltd.................................................          49,000             4,469
   Kingmaker Footwear Holdings, Ltd.............................................          72,000             9,354
   Kingston Financial Group, Ltd................................................         388,000            39,498
   Kowloon Development Co., Ltd.................................................          84,000            78,709
  *Lai Sun Development Co., Ltd.................................................       2,436,666            42,387
  *Lai Sun Garment International, Ltd...........................................         138,000            12,446
   Li & Fung, Ltd...............................................................           6,000            13,051
   Li Heng Chemical Fibre Technologies, Ltd.....................................         115,000            14,110
   Lifestyle International Holdings, Ltd........................................          18,000            42,258
   Lippo China Resources, Ltd...................................................         304,000             6,572
   Lippo, Ltd...................................................................          63,000            19,394
  *Lisi Group Holdings, Ltd.....................................................          98,000             5,313
   Liu Chong Hing Investment, Ltd...............................................          16,000            15,891
   Luk Fook Holdings International, Ltd.........................................           9,000            33,030
   Lung Kee (Bermuda) Holdings, Ltd.............................................          38,000            19,006
  *Mascotte Holdings, Ltd.......................................................         884,000            24,286
  *Melco International Development, Ltd.........................................         230,000           194,385
  #Midland Holdings, Ltd........................................................          96,584            51,788
  *Ming Fung Jewellery Group, Ltd...............................................         486,000            30,317
   Miramar Hotel & Investment Co., Ltd..........................................          18,000            19,038
  *Mongolia Energy Corp., Ltd...................................................         297,000            27,135
   MTR Corp., Ltd...............................................................          16,525            55,127
  *Nan Nan Resources Enterprise, Ltd............................................          28,000             2,618
   Neo-Neon Holdings, Ltd.......................................................          64,000            10,879

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *New Smart Energy Group, Ltd..................................................         450,000   $         4,816
  *New Times Energy Corp., Ltd..................................................          66,900             5,520
   New World Development Co., Ltd...............................................         325,504           356,106
   Neway Group Holdings, Ltd....................................................         900,000             5,570
   NewOcean Green Energy Holdings, Ltd..........................................         204,000            38,902
  *Next Media, Ltd..............................................................          62,000             5,664
 #*Noble Group, Ltd.............................................................          80,000            85,390
   NWS Holdings, Ltd............................................................          92,362           149,570
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd........................         265,000            10,079
   Orient Overseas International, Ltd...........................................          20,000           104,158
  #Oriental Watch Holdings, Ltd.................................................         132,000            59,700
   Pacific Andes International Holdings, Ltd....................................         214,816            20,482
   Pacific Basin Shipping, Ltd..................................................         438,000           207,670
  *Pacific Century Premium Developments, Ltd....................................         223,000            40,530
   Pacific Textile Holdings, Ltd................................................          53,000            32,707
   Paliburg Holdings, Ltd.......................................................         108,000            32,146
  *Pan Asia Environmental Protection Group, Ltd.................................          78,000             5,942
   PCCW, Ltd....................................................................         167,000            52,718
   Pearl Oriental Oil, Ltd......................................................         251,800            21,080
   Pico Far East Holdings, Ltd..................................................          40,000             8,296
  *PME Group, Ltd...............................................................          80,000             1,787
  *PNG Resources Holdings, Ltd..................................................         608,000             8,968
   Polytec Asset Holdings, Ltd..................................................         415,000            45,988
   Public Financial Holdings, Ltd...............................................          48,000            20,757
   PYI Corp., Ltd...............................................................         992,000            26,966
   Regal Hotels International Holdings, Ltd.....................................         172,000            59,158
   Richfield Group Holdings, Ltd................................................         136,000             6,826
  *Rising Development Holdings, Ltd.............................................          74,000             9,175
   Samling Global, Ltd..........................................................         288,000            24,103
   SEA Holdings, Ltd............................................................          62,000            27,086
   Shangri-La Asia, Ltd.........................................................         121,666           253,136
   Shenyin Wanguo, Ltd..........................................................          50,000            14,350
  #Shun Tak Holdings, Ltd.......................................................         270,000           114,218
   Singamas Container Holdings, Ltd.............................................         340,000            76,589
  *Sino Dragon New Energy Holdings, Ltd.........................................         288,000            11,903
  #Sino Land Co., Ltd...........................................................         246,172           410,054
  *Sino-Tech International Holdings, Ltd........................................         900,000             9,028
   SmarTone Telecommunications Holdings, Ltd....................................          26,000            43,912
   SOCAM Development, Ltd.......................................................          37,768            37,752
  *Soundwill Holdings, Ltd......................................................          16,000            19,264
   South China (China), Ltd.....................................................         480,000            27,840
   Stella International Holdings, Ltd...........................................          20,000            45,912
   Stelux Holdings International, Ltd...........................................          25,000             4,766
   Sun Hung Kai & Co., Ltd......................................................         120,161            63,209
   Sun Hung Kai Properties, Ltd.................................................          30,757           426,733
  *Superb Summit International Timber Co., Ltd..................................         313,000             4,688
   Sustainable Forest Holdings, Ltd.............................................         360,000             7,090
  *Tack Hsin Holdings, Ltd......................................................          48,000            14,003
   Tai Cheung Holdings, Ltd.....................................................          79,000            51,935
  *Taung Gold International, Ltd................................................         970,000            22,203
  #Techtronic Industries Co., Ltd...............................................         130,500           144,869
   Television Broadcasts, Ltd...................................................           5,000            29,098
   Texwinca Holdings, Ltd.......................................................          18,000            19,754
  *Titan Petrochemicals Group, Ltd..............................................         620,000            23,539
   Tongda Group Holdings, Ltd...................................................         410,000            11,828
  *Tonic Industries Holdings, Ltd...............................................          14,000             1,261
   Town Health International Investments, Ltd...................................          76,000             9,831
   Transport International Holdings, Ltd........................................          23,600            50,444
   Trinity, Ltd.................................................................           6,000             4,827
   United Laboratories International Holdings, Ltd. (The).......................          92,000            58,055
   Value Partners Group, Ltd....................................................          45,000            26,372

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Varitronix International, Ltd................................................          81,000   $        34,333
   Victory City International Holdings, Ltd.....................................         199,094            20,513
   Vitasoy International Holdings, Ltd..........................................         100,000            75,744
  *VST Holdings, Ltd............................................................          62,000             9,431
  #VTech Holdings, Ltd..........................................................           3,000            31,354
  *Wah Nam International Holdings, Ltd..........................................         453,840            29,182
   Wharf Holdings, Ltd..........................................................          67,000           382,146
  #Wheelock & Co., Ltd..........................................................          78,000           248,876
   Wing Hang Bank, Ltd..........................................................           9,500            87,617
   Wing On Co. International, Ltd...............................................          30,000            60,332
   Wing Tai Properties, Ltd.....................................................         124,000            40,760
  *Winteam Pharmaceutical Group, Ltd............................................         200,000            32,990
   Xinyi Glass Holdings, Ltd....................................................          76,000            44,919
   YGM Trading, Ltd.............................................................           2,000             5,066
   Yue Yuen Industrial Holdings, Ltd............................................          24,000            73,412
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                        12,262,083
                                                                                                   ---------------

IRELAND -- (0.8%)
  *Aer Lingus Group P.L.C.......................................................          61,198            69,901
  *Anglo Irish Bank Corp. P.L.C.................................................         105,210                --
   C&C Group P.L.C..............................................................          67,048           275,929
   CRH P.L.C....................................................................           8,597           170,826
  #CRH P.L.C. Sponsored ADR.....................................................          47,203           940,756
   DCC P.L.C....................................................................          14,867           359,156
   Dragon Oil P.L.C.............................................................          41,441           340,015
  *Elan Corp. P.L.C.............................................................           4,564            61,942
  *Elan Corp. P.L.C. Sponsored ADR..............................................           8,300           112,963
   FBD Holdings P.L.C...........................................................           4,499            41,226
   Glanbia P.L.C................................................................          15,379            96,988
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...........................       2,772,246           416,477
   Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The).............           4,731            29,663
   Grafton Group P.L.C..........................................................          47,196           166,032
  *Greencore Group P.L.C........................................................          83,339            78,140
   IFG Group P.L.C..............................................................           4,480             6,567
  *Independent News & Media P.L.C...............................................           1,274               367
   Irish Continental Group P.L.C................................................           1,234            23,744
  *Kenmare Resources P.L.C......................................................          71,237            54,547
   Kerry Group P.L.C. Series A..................................................           5,424           199,452
   Kingspan Group P.L.C.........................................................          24,842           232,862
   Paddy Power P.L.C............................................................           3,568           198,097
  *Smurfit Kappa Group P.L.C....................................................          19,999           167,790
   United Drug P.L.C............................................................          61,197           156,326
                                                                                                   ---------------
TOTAL IRELAND...................................................................                         4,199,766
                                                                                                   ---------------
ISRAEL -- (0.5%)
  *Africa Israel Investments, Ltd...............................................           8,980            31,420
  *Alon Holdings Blue Square Israel, Ltd........................................           1,554             6,201
  *AL-ROV Israel, Ltd...........................................................             798            17,246
  *Alvarion, Ltd................................................................           9,464            11,227
  *AudioCodes, Ltd..............................................................           4,091            17,075
  *Azrieli Group, Ltd...........................................................           1,322            32,244
   Bank Hapoalim B.M............................................................          49,935           173,424
   Bank Leumi Le-Israel B.M.....................................................          66,474           215,956
   Cellcom Israel, Ltd..........................................................             515             7,471
  *Ceragon Networks, Ltd........................................................           5,455            45,697
  *Clal Biotechnology Industries, Ltd...........................................           1,815             8,683
   Clal Industries & Investments, Ltd...........................................           8,743            42,467
   Clal Insurance Enterprises Holdings, Ltd.....................................           2,210            33,532
   Delek Automotive Systems, Ltd................................................             824             5,371
   DS Apex Holdings, Ltd........................................................             436             1,925
   Elbit Systems, Ltd...........................................................             879            36,556

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Electra, Ltd.................................................................             641   $        53,564
  *Elron Electronic Industries, Ltd.............................................           1,825             7,755
  *EZchip Semiconductor, Ltd....................................................           1,999            65,518
  *First International Bank of Israel, Ltd......................................           3,089            30,751
   Formula Systems (1985), Ltd..................................................             480             7,481
   Frutarom Industries, Ltd.....................................................           4,837            43,352
  *Gilat Satellite Networks, Ltd................................................           4,767            19,219
  *Given Imaging, Ltd...........................................................           1,795            33,064
   Golf & Co., Ltd..............................................................           2,258             8,642
   Granite Hacarmel Investments, Ltd............................................          12,581            16,025
  *Hadera Paper, Ltd............................................................             183             7,609
   Harel Insurance Investments & Finances, Ltd..................................           1,678            62,630
  *Hot Telecommunications Systems, Ltd..........................................           3,182            39,059
   Israel Chemicals, Ltd........................................................           5,296            55,276
  *Israel Discount Bank, Ltd. Series A..........................................         127,805           183,325
   Ituran Location & Control, Ltd...............................................           2,289            30,010
  *Jerusalem Oil Exploration, Ltd...............................................           1,089            19,175
  *Kamada, Ltd..................................................................             897             5,068
  *Kardan Yazamut...............................................................           1,703               291
   Matrix IT, Ltd...............................................................           1,405             7,144
  *Mellanox Technologies, Ltd...................................................           3,101           112,295
  *Menorah Mivtachim Holdings, Ltd..............................................           8,326            63,662
   Migdal Insurance & Financial Holding, Ltd....................................          30,975            45,522
   Mizrahi Tefahot Bank, Ltd....................................................           9,312            81,213
  *Naphtha Israel Petroleum Corp., Ltd..........................................           3,799            13,588
  *NICE Systems, Ltd. Sponsored ADR.............................................           3,569           128,341
  *Nitsba Holdings (1995), Ltd..................................................             480             4,083
  *Oil Refineries, Ltd..........................................................         127,969            75,639
   Ormat Industries, Ltd........................................................           8,240            37,858
   Osem Investments, Ltd........................................................             395             5,997
   Partner Communications Co., Ltd..............................................           1,214            10,001
   Paz Oil Co., Ltd.............................................................             624            83,201
   Phoenix Holdings, Ltd. (The).................................................          12,198            32,630
   Plasson, Ltd.................................................................             986            23,645
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..........................             783            28,476
  *Retalix, Ltd.................................................................           1,391            24,378
   Shikun & Binui, Ltd..........................................................           8,983            15,688
   Strauss Group, Ltd...........................................................           2,188            26,807
   Super-Sol, Ltd. Series B.....................................................           3,148            11,781
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR...........................          12,719           574,008
  *Tower Semiconductor, Ltd.....................................................           9,386             6,850
  *Union Bank of Israel, Ltd....................................................           3,077             9,488
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                         2,796,604
                                                                                                   ---------------
ITALY -- (2.3%)
  #A2A SpA......................................................................          12,377            11,799
   ACEA SpA.....................................................................           3,054            18,942
   Acegas-APS SpA...............................................................           2,087             9,845
   Alerion Cleanpower SpA.......................................................           1,470             7,938
   Amplifon SpA.................................................................          10,160            45,785
  #Ansaldo STS SpA..............................................................           6,534            63,470
  #Arnoldo Mondadori Editore SpA................................................          21,374            38,875
   Ascopiave SpA................................................................           8,381            15,603
   Assicurazioni Generali SpA...................................................          12,534           195,906
   Astaldi SpA..................................................................          14,297            94,623
   Atlantia SpA.................................................................           1,521            23,710
   Autogrill SpA................................................................           6,656            73,048
   Azimut Holding SpA...........................................................          10,087            85,910
  #Banca Carige SpA.............................................................          65,858           130,298
   Banca Generali SpA...........................................................           6,800            76,521
   Banca IFIS SpA...............................................................           3,017            16,042

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Banca Monte Dei Paschi di Siena SpA..........................................         258,824   $        98,526
   Banca Piccolo Credito Valtellinese Scarl.....................................          52,726           146,563
   Banca Popolare dell'Emilia Romagna Scarl.....................................          63,625           479,111
  *Banca Popolare dell'Etruria e del Lazio Scarl................................          14,680            24,431
  *Banca Popolare di Milano Scarl...............................................         619,451           324,563
   Banca Popolare di Sondrio Scarl..............................................          50,192           417,901
   Banca Profilo SpA............................................................          35,778            13,975
   Banco di Desio e della Brianza SpA...........................................           6,850            26,028
  #Banco Popolare Scarl.........................................................         435,685           659,310
  #BasicNet SpA.................................................................           6,641            17,118
   Benetton Group SpA...........................................................          10,770            57,123
   Brembo SpA...................................................................           6,992            76,047
  *Brioschi Sviluppo Immobiliare SpA............................................          10,866             1,094
  *Buongiorno SpA...............................................................          30,662            41,855
  *Buzzi Unicem SpA.............................................................          22,500           239,675
  #C.I.R. SpA - Compagnie Industriali Riunite...................................          63,215           100,736
   Cairo Communication SpA......................................................           3,024            11,144
   Caltagirone Editore SpA......................................................           9,089            11,119
   Cementir Holding SpA.........................................................          14,591            32,617
   Credito Artigiano SpA........................................................           7,928             9,208
   Credito Bergamasco SpA.......................................................             474            12,022
   Credito Emiliano SpA.........................................................          18,445            76,301
   Danieli & Co. SpA............................................................           1,971            49,176
   Datalogic SpA................................................................           3,058            22,998
   Davide Campari - Milano SpA..................................................          23,376           155,878
   De Longhi SpA................................................................           4,556            44,966
  *DeA Capital SpA..............................................................          39,176            70,799
  *Delclima SpA.................................................................           4,556             3,159
   DiaSorin SpA.................................................................           3,048            92,512
  *EEMS Italia SpA..............................................................           3,301             2,604
  *EI Towers SpA................................................................           1,405            30,957
   Engineering Ingegneria Informatica SpA.......................................             729            21,484
   Eni SpA......................................................................          16,556           366,827
   Eni SpA Sponsored ADR........................................................          10,306           458,617
  #ERG SpA......................................................................          10,104           115,641
   Esprinet SpA.................................................................           3,327            16,097
  *Eurotech SpA.................................................................           5,432             9,511
  #Falck Renewables SpA.........................................................          38,352            38,833
  *Fiat Industrial SpA..........................................................          17,446           171,446
 #*Fiat SpA.....................................................................          57,603           346,681
  #Finmeccanica SpA.............................................................          68,177           307,684
 #*Fondiaria - Sai SpA..........................................................          24,985            23,199
 #*Gemina SpA...................................................................         123,796           102,953
  #Geox SpA.....................................................................           7,588            25,230
   Gruppo Editoriale L'Espresso SpA.............................................          23,990            33,289
   Hera SpA.....................................................................          30,863            43,272
   Immsi SpA....................................................................          51,070            40,956
   Impregilo SpA................................................................         125,178           430,433
   Indesit Co. SpA..............................................................           5,641            32,568
   Industria Macchine Automatiche SpA...........................................             132             2,437
   Interpump Group SpA..........................................................           7,628            56,723
   Intesa Sanpaolo SpA..........................................................         272,792           522,494
   Iren SpA.....................................................................          20,180            18,771
  #Italcementi SpA..............................................................          16,807           126,032
   Italmobiliare SpA............................................................           1,299            31,825
  *Juventus Football Club SpA...................................................          18,350             3,631
   KME Group SpA................................................................          36,247            14,633
  #Landi Renzo SpA..............................................................           7,410            14,184
 #*Lottomatica SpA..............................................................           7,064           118,484
   Luxottica Group SpA..........................................................           1,407            46,277
   Luxottica Group SpA Sponsored ADR............................................             300             9,876

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
  #Maire Tecnimont SpA..........................................................          22,029   $        22,025
   MARR SpA.....................................................................           1,671            17,359
  *Mediaset SpA.................................................................          47,528           140,732
   Mediobanca SpA...............................................................          90,740           534,372
  #Mediolanum SpA...............................................................           3,408            14,654
 #*Milano Assicurazioni SpA.....................................................         239,825            73,972
   Parmalat SpA.................................................................          66,960           127,060
   Piaggio & C. SpA.............................................................          25,137            66,827
   Pirelli & Co. SpA............................................................          27,466           254,555
  *Poltrona Frau SpA............................................................           2,894             3,253
  *Prelios SpA..................................................................         120,610            14,102
 #*Premafin Finanziaria SpA.....................................................          32,033            10,101
   Prysmian SpA.................................................................           8,594           129,361
 #*RCS MediaGroup SpA...........................................................          14,264            12,815
   Recordati SpA................................................................          16,583           131,520
   Reply SpA....................................................................             296             6,256
   Sabaf SpA....................................................................             760            12,875
  *Safilo Group SpA.............................................................           5,975            42,743
   Saipem SpA...................................................................           2,928           137,352
  *Saras SpA....................................................................          40,335            55,201
   SAVE SpA.....................................................................           7,283            65,665
   Societa Cattolica di Assicurazioni Scrl......................................           6,979           135,185
   Societa Iniziative Autostradali e Servizi SpA................................           8,046            57,646
   Sogefi SpA...................................................................           1,729             4,853
   Sol SpA......................................................................           6,059            32,246
  *Sorin SpA....................................................................          63,354           115,112
 #*Telecom Italia Media SpA.....................................................          98,726            20,750
   Telecom Italia SpA...........................................................         377,751           384,947
   Telecom Italia SpA Sponsored ADR.............................................          32,914           336,381
   Tenaris SA ADR...............................................................           2,700           106,002
   Terna Rete Elettrica Nazionale SpA...........................................           6,851            25,109
  #Tod's SpA....................................................................             859            77,265
   Trevi Finanziaria SpA........................................................           4,862            37,280
  #UniCredit SpA................................................................         168,410           839,978
  #Unione di Banche Italiane ScpA...............................................         142,756           657,107
 #*Unipol Gruppo Finanziario SpA................................................         287,285            71,806
   Vianini Lavori SpA...........................................................           1,509             6,582
   Vittoria Assicurazioni SpA...................................................           3,490            16,461
 #*Yoox SpA.....................................................................           2,309            26,198
   Zignago Vetro SpA............................................................           2,507            15,395
                                                                                                   ---------------
TOTAL ITALY.....................................................................                        12,647,022
                                                                                                   ---------------

JAPAN -- (20.3%)
   77 Bank, Ltd. (The)..........................................................          59,000           272,360
  *A&D Co., Ltd.................................................................           2,300             7,654
   Accordia Golf Co., Ltd.......................................................             224           173,447
   Achilles Corp................................................................          28,000            41,208
   Adeka Corp...................................................................          19,400           193,284
  *Aderans Co., Ltd.............................................................           4,600            55,515
   Advan Co., Ltd...............................................................           2,600            25,447
   Advantest Corp...............................................................           3,900            44,881
   Advantest Corp. ADR..........................................................           1,800            20,610
  #AEON Co., Ltd................................................................          14,200           187,528
   Aeon Fantasy Co., Ltd........................................................             900            15,699
   Ahresty Corp.................................................................           3,500            18,053
   Ai Holdings Corp.............................................................           7,700            33,301
   Aica Kogyo Co., Ltd..........................................................           5,800            81,283
   Aichi Bank, Ltd. (The).......................................................           1,900           115,382
   Aichi Corp...................................................................          10,300            46,874
   Aichi Machine Industry Co., Ltd..............................................          15,000            56,638
   Aichi Steel Corp.............................................................          24,000           131,497

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Aichi Tokei Denki Co., Ltd...................................................           5,000   $        18,515
   Aida Engineering, Ltd........................................................          14,800            73,230
   Aigan Co., Ltd...............................................................           4,200            20,318
   Aiphone Co., Ltd.............................................................           1,700            34,170
   Air Water, Inc...............................................................           3,000            39,585
   Airport Facilities Co., Ltd..................................................           6,100            27,681
   Aisan Industry Co., Ltd......................................................           3,600            31,572
   Aisin Seiki Co., Ltd.........................................................           3,500           110,801
   Ajinomoto Co., Inc...........................................................          11,000           133,136
   Akebono Brake Industry Co., Ltd..............................................           8,800            44,563
   Akita Bank, Ltd. (The).......................................................          38,000           115,050
   Alconix Corp.................................................................           1,000            22,784
   Alfresa Holdings Corp........................................................           6,800           298,483
   ALLIED TELESIS HOLDINGS K.K..................................................          20,700            19,872
  *Alpen Co., Ltd...............................................................           3,000            58,067
   Alpha Systems, Inc...........................................................           1,300            20,788
   Alpine Electronics, Inc......................................................           8,400           106,095
   Alps Electric Co., Ltd.......................................................          26,200           203,550
   Alps Logistics Co., Ltd......................................................           2,000            19,045
   Altech Corp..................................................................             600             5,063
   Amada Co., Ltd...............................................................          60,000           415,904
   Amano Corp...................................................................          12,900           116,156
   Amiyaki Tei Co., Ltd.........................................................               6            15,378
   Amuse, Inc...................................................................             200             2,656
   Ando Corp....................................................................           3,000             4,769
   Anest Iwata Corp.............................................................           1,000             4,439
  #Anritsu Corp.................................................................           6,000            71,680
   AOC Holdings, Inc............................................................           8,000            55,101
   AOI Electronic Co., Ltd......................................................           1,000            13,643
   AOKI Holdings, Inc...........................................................           3,400            54,910
   Aomori Bank, Ltd. (The)......................................................          39,000           122,686
   Aoyama Trading Co., Ltd......................................................          13,500           242,409
   Aozora Bank, Ltd.............................................................          29,000            80,882
   Arakawa Chemical Industries, Ltd.............................................           2,600            23,764
   Arc Land Sakamoto Co., Ltd...................................................           3,500            64,074
   Arcs Co., Ltd................................................................           6,689           130,716
  *Argo Graphics, Inc...........................................................             500             6,918
   Ariake Japan Co., Ltd........................................................           3,200            62,436
   Arisawa Manufacturing Co., Ltd...............................................           6,500            24,505
   Arnest One Corp..............................................................           4,000            44,068
   As One Corp..................................................................           3,100            66,419
  #Asahi Co., Ltd...............................................................           2,700            54,278
   Asahi Diamond Industrial Co., Ltd............................................           6,000            77,221
   Asahi Glass Co., Ltd.........................................................           9,000            73,414
   Asahi Group Holdings, Ltd....................................................           2,000            44,334
   Asahi Holdings, Inc..........................................................           1,100            23,234
   Asahi Kasei Corp.............................................................          20,000           126,944
   Asahi Kogyosha Co., Ltd......................................................           2,000             8,738
   Asahi Organic Chemicals Industry Co., Ltd....................................          15,000            42,996
  *ASAHI TEC CORP...............................................................         203,000            85,366
   Asatsu-DK, Inc...............................................................           4,500           125,597
  *Ashimori Industry Co., Ltd...................................................           6,000             8,977
   Asics Corp...................................................................           5,000            56,835
   ASKA Pharmaceutical Co., Ltd.................................................           5,000            32,219
   Astellas Pharma, Inc.........................................................           1,000            41,091
   Asunaro Aoki Construction Co., Ltd...........................................           3,500            19,913
 #*Atom Corp....................................................................           4,000            17,252
   Atsugi Co., Ltd..............................................................          40,000            51,556
   Autobacs Seven Co., Ltd......................................................           4,400           203,662
   Avex Group Holdings, Inc.....................................................           3,700            45,597
   Awa Bank, Ltd. (The).........................................................          35,000           237,632

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Bando Chemical Industries, Ltd...............................................          15,000   $        57,042
   Bank of Iwate, Ltd. (The)....................................................           3,600           164,772
   Bank of Kyoto, Ltd. (The)....................................................          26,000           224,637
   Bank of Nagoya, Ltd. (The)...................................................          34,000           119,554
   Bank of Okinawa, Ltd. (The)..................................................           3,900           169,116
   Bank of Saga, Ltd. (The).....................................................          29,000            74,056
   Bank of the Ryukyus, Ltd.....................................................           9,500           122,892
   Bank of Yokohama, Ltd. (The).................................................         100,000           464,410
   Belc Co., Ltd................................................................           3,000            48,826
   Belluna Co., Ltd.............................................................           3,000            24,029
   Benesse Holdings, Inc........................................................             400            18,643
  *Best Denki Co., Ltd..........................................................          10,000            25,513
  #Bic Camera, Inc..............................................................             104            60,118
   BML, Inc.....................................................................             700            16,604
   Bookoff Corp.................................................................           2,500            22,822
   Bridgestone Corp.............................................................           4,900           112,117
   Brother Industries, Ltd......................................................           6,400            86,332
   Bunka Shutter Co., Ltd.......................................................          10,000            39,399
   CAC Corp.....................................................................           5,800            48,076
   Calsonic Kansei Corp.........................................................          13,000            81,631
   Canon Electronics, Inc.......................................................           1,900            48,480
   Canon Marketing Japan, Inc...................................................           9,200           112,812
   Capcom Co., Ltd..............................................................           2,100            46,667
  #Casio Computer Co., Ltd......................................................          18,200           107,097
   Cawachi, Ltd.................................................................           3,900            83,056
   Central Glass Co., Ltd.......................................................          40,000           194,290
   Central Sports Co., Ltd......................................................             500             6,847
   Century Tokyo Leasing Corp...................................................           6,900           141,177
   Chiba Bank, Ltd. (The).......................................................          62,000           385,822
  *Chiba Kogyo Bank, Ltd. (The).................................................           9,400            50,291
   Chino Corp...................................................................           4,000            11,240
   Chiyoda Co., Ltd.............................................................           4,200            79,086
  #Chiyoda Corp.................................................................           2,000            23,376
   Chiyoda Integre Co., Ltd.....................................................           3,600            44,464
   Chofu Seisakusho Co., Ltd....................................................           2,600            66,424
   Chori Co., Ltd...............................................................          47,000            59,384
   Chubu Shiryo Co., Ltd........................................................           5,000            32,980
   Chudenko Corp................................................................           3,600            39,689
   Chuetsu Pulp & Paper Co., Ltd................................................          20,000            38,872
   Chugai Ro Co., Ltd...........................................................          13,000            47,412
   Chugoku Bank, Ltd. (The).....................................................          24,000           328,026
   Chugoku Marine Paints, Ltd...................................................          11,000            70,048
   Chukyo Bank, Ltd. (The)......................................................          18,000            50,174
   Chuo Denki Kogyo Co., Ltd....................................................           3,100            16,534
   Chuo Mitsui Trust Holdings, Inc..............................................          78,000           244,694
   Chuo Spring Co., Ltd.........................................................           5,000            18,516
   Circle K Sunkus Co., Ltd.....................................................           9,300           160,773
   Citizen Holdings Co., Ltd....................................................          34,900           212,238
   CKD Corp.....................................................................           8,100            62,740
   Cleanup Corp.................................................................           4,000            25,773
   CMIC Holdings Co., Ltd.......................................................             200             3,029
  *CMK Corp.....................................................................          12,800            46,265
   Coca-Cola Central Japan Co., Ltd.............................................           4,400            58,812
   Coca-Cola West Co., Ltd......................................................          10,300           177,416
   Cocokara fine, Inc...........................................................           3,000            78,888
  #Colowide Co., Ltd............................................................           4,000            31,210
   Computer Engineering & Consulting, Ltd.......................................           1,700             8,148
   COMSYS Holdings Corp.........................................................          20,300           227,368
   Corona Corp..................................................................           5,500            91,802
   Cosel Co., Ltd...............................................................           2,200            32,715
   Cosmo Oil Co., Ltd...........................................................         104,000           303,184

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Credit Saison Co., Ltd.......................................................          14,200   $       289,732
   Dai Nippon Printing Co., Ltd.................................................          46,000           496,076
   Dai Nippon Toryo, Ltd........................................................          29,000            38,906
   Daibiru Corp.................................................................          13,800            92,568
  #Daicel Chemical Industries, Ltd..............................................          41,000           257,814
   Dai-Dan Co., Ltd.............................................................           4,000            29,031
   Daido Kogyo Co., Ltd.........................................................          11,000            20,847
   Daido Metal Co., Ltd.........................................................           7,000            80,901
   Daido Steel Co., Ltd.........................................................          10,000            65,644
   Daidoh, Ltd..................................................................           4,600            41,961
 #*Daiei, Inc. (The)............................................................          25,650            92,107
   Daifuku Co., Ltd.............................................................          23,500           132,882
   Daihatsu Motor Co., Ltd......................................................           3,000            58,042
   Daihen Corp..................................................................          15,000            59,714
 #*Daiichi Chuo K.K.............................................................          37,000            59,993
   Daiichi Jitsugyo Co., Ltd....................................................          11,000            53,210
  #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.......................................             700            32,981
   Daiichi Kogyo Seiyaku Co., Ltd...............................................          11,000            32,645
   Dai-ichi Life Insurance Co., Ltd. (The)......................................              40            41,994
   Daiichi Sankyo Co., Ltd......................................................           3,800            72,547
   Daiken Corp..................................................................          20,000            63,322
  #Daiki Aluminium Industry Co., Ltd............................................           2,000             8,108
   Daikin Industries, Ltd.......................................................           3,000            87,176
   Daikoku Denki Co., Ltd.......................................................           1,300            13,419
  #Daikokutenbussan Co., Ltd....................................................             400            11,643
  *Daikyo, Inc..................................................................          30,000            67,134
   Dainichi Co., Ltd............................................................             800             7,944
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd......................          18,000            82,179
   Dainippon Screen Manufacturing Co., Ltd......................................          12,000           101,098
   Dainippon Sumitomo Pharma Co., Ltd...........................................           8,100            93,624
  #Daio Paper Corp..............................................................          20,000           133,677
   Daisan Bank, Ltd. (The)......................................................          34,000            79,020
  #Daiseki Co., Ltd.............................................................           2,900            52,642
   Daishi Bank, Ltd. (The)......................................................          69,000           231,884
   Daiso Co., Ltd...............................................................          13,000            43,192
   Daisyo Corp..................................................................           2,000            27,060
   Daito Bank, Ltd. (The).......................................................          23,000            20,521
   Daito Electron Co., Ltd......................................................           1,200             6,573
   Daito Trust Construction Co., Ltd............................................             500            47,210
   Daiwa House Industry Co., Ltd................................................          27,000           341,555
   Daiwa Industries, Ltd........................................................           8,000            44,109
   Daiwa Securities Group, Inc..................................................         144,447           520,465
   Daiwabo Holdings Co., Ltd....................................................          37,000            92,672
   DC Co., Ltd..................................................................           3,400            12,398
  #DCM Holdings Co., Ltd........................................................          19,700           155,216
   DeNa Co., Ltd................................................................             400            10,149
   Denki Kagaku Kogyo K.K.......................................................          61,000           241,299
   Denki Kogyo Co., Ltd.........................................................          13,000            62,475
   Denso Corp...................................................................           5,500           163,820
   Dentsu, Inc..................................................................           1,600            53,525
   Denyo Co., Ltd...............................................................           5,100            69,082
   Descente, Ltd................................................................          15,000            76,615
   DIC Corp.....................................................................          32,000            60,277
  #Disco Corp...................................................................             800            43,295
   Don Quijote Co., Ltd.........................................................             600            22,346
   Doshisha Co., Ltd............................................................           3,300           104,282
   Doutor Nichires Holdings Co., Ltd............................................           8,000           112,348
   Dowa Holdings Co., Ltd.......................................................          14,000            93,181
   DTS Corp.....................................................................           6,800            88,903
   Duskin Co., Ltd..............................................................          11,300           223,683
  #Dwango Co., Ltd..............................................................              18            32,921

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Dydo Drinco, Inc.............................................................           1,400   $        57,221
  #eAccess, Ltd.................................................................             278            63,384
   Eagle Industry Co., Ltd......................................................           6,000            52,480
   Ebara Corp...................................................................          90,000           351,137
  #Edion Corp...................................................................          14,900           117,064
   Ehime Bank, Ltd. (The).......................................................          43,000           126,876
   Eighteenth Bank, Ltd. (The)..................................................          38,000           111,868
   Eiken Chemical Co., Ltd......................................................           3,400            46,949
   Eizo Nanao Corp..............................................................           2,800            60,071
  #Elematec Corp................................................................           3,700            67,138
 #*Elpida Memory, Inc...........................................................          54,000           229,414
  #Enplas Corp..................................................................           2,700            61,358
   EPS Corp.....................................................................              15            27,582
   ESPEC Corp...................................................................           5,400            37,241
   Exedy Corp...................................................................           3,000            91,807
   Ezaki Glico Co., Ltd.........................................................           4,000            45,207
   F&A Aqua Holdings, Inc.......................................................           2,600            26,710
  *Faith, Inc...................................................................             176            21,627
   FALCO SD HOLDINGS Co., Ltd...................................................             400             4,738
   Fancl Corp...................................................................           6,400            87,186
   FCC Co., Ltd.................................................................           1,800            38,233
  *FDK Corp.....................................................................          15,000            16,177
  *FIDEA Holdings Co., Ltd......................................................          32,400            89,604
 #*First Baking Co., Ltd........................................................           4,000             4,995
   Foster Electric Co., Ltd.....................................................           3,600            47,707
   France Bed Holdings Co., Ltd.................................................          30,000            61,123
   F-Tech, Inc..................................................................           1,200            15,611
  *Fudo Tetra Corp..............................................................          27,000            58,101
   Fuji Co., Ltd................................................................           1,400            33,729
   Fuji Corp, Ltd...............................................................           7,200            38,006
   Fuji Electric Holdings Co., Ltd..............................................          59,000           156,288
   Fuji Electronics Co., Ltd....................................................           1,700            26,487
   Fuji Furukawa Engineering & Construction Co., Ltd............................           2,000             3,750
   Fuji Heavy Industries, Ltd...................................................          33,000           224,833
   Fuji Oil Co., Ltd............................................................           8,900           125,003
   Fuji Seal International, Inc.................................................           2,300            42,110
  #Fuji Soft, Inc...............................................................           4,300            83,655
   Fuji Television Network, Inc.................................................              44            68,174
   Fujibo Holdings, Inc.........................................................          23,000            49,048
   Fujicco Co., Ltd.............................................................           3,000            39,171
   FUJIFILM Holdings Corp.......................................................          12,000           285,127
   Fujikura Kasei Co., Ltd......................................................           7,100            36,152
  *Fujikura, Ltd................................................................          79,000           245,351
   Fujimi, Inc..................................................................           5,300            71,229
  *Fujimori Kogyo Co., Ltd......................................................           2,800            42,055
   Fujitec Co., Ltd.............................................................          15,000           100,782
   Fujitsu Frontech, Ltd........................................................           3,600            23,651
   Fujitsu General, Ltd.........................................................           1,000             5,648
   Fujitsu, Ltd.................................................................           8,000            42,822
   FuKoKu Co., Ltd..............................................................           1,100            10,344
   Fukuda Corp..................................................................          10,000            37,051
   Fukui Bank, Ltd. (The).......................................................          44,000           140,524
   Fukuoka Financial Group, Inc.................................................          52,000           222,493
   Fukushima Bank, Ltd..........................................................          32,000            21,537
   Fukusima Industries Corp.....................................................           1,200            15,644
   Fukuyama Transporting Co., Ltd...............................................          22,000           129,591
   Funai Consulting, Inc........................................................           3,700            25,873
   Funai Electric Co., Ltd......................................................           3,300            78,396
  *Furukawa Co., Ltd............................................................          57,000            54,023
   Furukawa Electric Co., Ltd...................................................          31,000            82,804
   Furukawa-Sky Aluminum Corp...................................................          12,000            32,375

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Furusato Industries, Ltd.....................................................             600   $         5,630
   Fuso Pharmaceutical Industries, Ltd..........................................          14,000            37,013
   Futaba Corp..................................................................           4,700            77,760
   Futaba Industrial Co., Ltd...................................................           9,400            56,649
   Fuyo General Lease Co., Ltd..................................................           4,300           158,178
   Gakken Holdings Co., Ltd.....................................................          14,000            30,356
   Gecoss Corp..................................................................           5,100            23,708
   Geo Holdings Corp............................................................              43            46,815
   GLOBERIDE, Inc...............................................................           5,000             6,170
   Glory, Ltd...................................................................          10,500           228,592
  #GMO Internet, Inc............................................................           5,000            20,082
   Godo Steel, Ltd..............................................................          34,000            90,487
   Goldcrest Co., Ltd...........................................................           4,790            83,029
   Goldwin, Inc.................................................................           7,000            36,795
 #*Gourmet Kineya Co., Ltd......................................................           7,000            40,734
   GS Yuasa Corp................................................................           7,000            41,365
  *GSI Creos Corp...............................................................          26,000            37,958
  #Gulliver International Co., Ltd..............................................             920            35,993
   Gun Ei Chemical Industry Co., Ltd............................................          12,000            31,514
   Gunma Bank, Ltd. (The).......................................................          48,000           262,070
   Gunze, Ltd...................................................................          43,000           132,404
   H.I.S. Co., Ltd..............................................................           1,300            37,643
   H2O Retailing Corp...........................................................          18,000           141,288
   Hachijuni Bank, Ltd. (The)...................................................          39,000           229,032
   Hakudo Co., Ltd..............................................................           1,500            16,054
   Hakuhodo DY Holdings, Inc....................................................           2,910           178,931
   Hakuto Co., Ltd..............................................................           3,000            30,520
   Hamakyorex Co., Ltd..........................................................           1,600            49,278
   Hamamatsu Photonics K.K......................................................           1,400            50,434
  *Hankyu Hanshin Holdings, Inc.................................................          36,000           161,674
   Hanwa Co., Ltd...............................................................          42,000           201,065
   Happinet Corp................................................................           2,800            25,824
   Harashin Narus Holdings Co., Ltd.............................................           3,000            52,263
   Harima Chemicals, Inc........................................................           2,100            16,733
   Haruyama Trading Co., Ltd....................................................             300             1,523
  *Haseko Corp..................................................................          15,500            11,193
  *Hayashikane Sangyo Co., Ltd..................................................           1,000               987
 #*Hazama Corp..................................................................           2,800             8,380
   Heiwa Corp...................................................................           1,700            30,608
   Heiwa Real Estate Co., Ltd...................................................          29,000            67,443
   Heiwado Co., Ltd.............................................................           5,000            65,939
   Hibiya Engineering, Ltd......................................................           5,900            65,208
   Hiday Hidaka Corp............................................................           1,900            34,632
   Higashi-Nippon Bank, Ltd.....................................................          24,000            53,093
   Higo Bank, Ltd. (The)........................................................          38,000           221,748
   Hikari Tsushin, Inc..........................................................           2,000            51,962
   Hino Motors, Ltd.............................................................           8,000            51,476
   Hioki EE Corp................................................................             500             8,461
   Hirose Electric Co., Ltd.....................................................             700            67,375
   Hiroshima Bank, Ltd. (The)...................................................          39,000           183,667
   Hisaka Works, Ltd............................................................           7,000            77,818
   Hisamitsu Pharmaceutical Co., Inc............................................             600            26,032
  *Hitachi Cable, Ltd...........................................................          43,000            98,478
   Hitachi Capital Corp.........................................................          10,700           161,515
   Hitachi Chemical Co., Ltd....................................................             900            15,892
  #Hitachi Construction Machinery Co., Ltd......................................           1,500            29,728
   Hitachi High-Technologies Corp...............................................           3,000            65,957
   Hitachi Koki Co., Ltd........................................................          12,700           102,194
   Hitachi Kokusai Electric, Inc................................................           8,000            69,869
   Hitachi Medical Corp.........................................................           5,000            57,267
   Hitachi Metals, Ltd..........................................................           4,000            45,998

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Hitachi Tool Engineering, Ltd................................................           4,800   $        53,875
   Hitachi Transport System, Ltd................................................           3,700            63,046
   Hitachi Zosen Corp...........................................................          66,500            97,100
   Hitachi, Ltd.................................................................           4,000            22,251
   Hitachi, Ltd. ADR............................................................           4,900           271,607
  #Hodogaya Chemical Co., Ltd...................................................          11,000            33,821
   Hogy Medical Co., Ltd........................................................           1,400            59,813
   Hokkaido Gas Co., Ltd........................................................           1,000             3,715
   Hokkan Holdings, Ltd.........................................................           8,000            24,815
   Hokko Chemical Industry Co., Ltd.............................................           2,000             6,200
   Hokkoku Bank, Ltd. (The).....................................................          62,000           247,242
   Hokuetsu Bank, Ltd. (The)....................................................          39,000            82,111
   Hokuetsu Kishu Paper Co., Ltd................................................          28,500           196,115
   Hokuhoku Financial Group, Inc................................................         138,000           276,417
   Hokuriku Electric Industry Co., Ltd..........................................           5,000             7,893
   Hokuto Corp..................................................................           1,800            39,773
   Honda Motor Co., Ltd. Sponsored ADR..........................................          14,859           505,949
  #Honeys Co., Ltd..............................................................           1,350            22,928
   Horiba, Ltd..................................................................           2,200            70,373
   Horipro, Inc.................................................................           1,800            24,820
   Hoshizaki Electric Co., Ltd..................................................             900            20,778
   Hosiden Corp.................................................................          16,400           120,356
   Hosokawa Micron Corp.........................................................          10,000            51,868
   House Foods Corp.............................................................           9,400           175,267
  *Howa Machinery, Ltd..........................................................          10,000             9,352
   Hyakugo Bank, Ltd. (The).....................................................          48,000           203,570
   Hyakujishi Bank, Ltd. (The)..................................................          53,000           252,183
   Ibiden Co., Ltd..............................................................           2,700            55,102
   IBJ Leasing Co., Ltd.........................................................           5,200           130,643
  #Ichibanya Co., Ltd...........................................................             400            11,832
   Ichikoh Industries, Ltd......................................................          11,000            19,804
   Ichinen Holdings Co., Ltd....................................................           1,000             5,421
   Ichiyoshi Securities Co., Ltd................................................           5,500            27,738
   Icom, Inc....................................................................           2,000            52,542
  *Idec Corp....................................................................           4,600            49,464
   Idemitsu Kosan Co., Ltd......................................................           2,100           227,671
   Ihara Chemical Industry Co., Ltd.............................................           7,000            27,617
   IHI Corp.....................................................................          47,000           123,766
   Iida Home Max Co., Ltd.......................................................           4,800            38,751
   Iino Kaiun Kaisha, Ltd.......................................................          14,300            68,876
   Ikyu Corp....................................................................              16             7,429
   Imasen Electric Industrial Co., Ltd..........................................           3,600            44,551
   Imperial Hotel, Ltd..........................................................             200             4,925
   Inaba Denki Sangyo Co., Ltd..................................................           4,100           121,127
   Inaba Seisakusho Co., Ltd....................................................           1,600            19,486
   Inabata & Co., Ltd...........................................................          12,000            76,213
   Inageya Co., Ltd.............................................................           3,000            36,355
   Ines Corp....................................................................          10,100            74,210
   Information Services International-Dentsu, Ltd...............................           2,600            24,086
   Innotech Corp................................................................           4,400            31,793
   Inpex Corp...................................................................              22           150,515
   Intage, Inc..................................................................             500             9,955
   Internet Initiative Japan, Inc...............................................               5            17,192
  #Inui Steamship Co., Ltd......................................................           4,100            17,545
  *Iseki & Co., Ltd.............................................................          36,000            82,349
   Isetan Mitsukoshi Holdings, Ltd..............................................          31,100           351,027
  *Ishihara Sangyo Kaisha, Ltd..................................................          90,000           109,036
   Ishii Iron Works Co., Ltd....................................................           3,000             6,376
   Isuzu Motors, Ltd............................................................          45,000           228,529
   IT Holdings Corp.............................................................          18,400           226,892
   ITC Networks Corp............................................................           3,700            24,565

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   ITOCHU Corp..................................................................          15,000   $       163,341
   Itochu Enex Co., Ltd.........................................................           8,200            48,534
   Itochu Techno-Solutions Corp.................................................             600            27,849
   Itochu-Shokuhin Co., Ltd.....................................................           1,600            58,225
   Itoham Foods, Inc............................................................          30,000           119,905
   Itoki Corp...................................................................           4,300            10,526
   Iwai Cosmo Holdings, Inc.....................................................           3,500            12,038
   Iwaki & Co., Ltd.............................................................           3,000             7,855
  *Iwasaki Electric Co., Ltd....................................................          14,000            31,324
   Iwatani International Corp...................................................          15,000            51,985
   Iyo Bank, Ltd. (The).........................................................          28,000           269,650
   Izumi Co., Ltd...............................................................           2,600            45,949
   Izumiya Co., Ltd.............................................................          14,000            70,788
   J. Front Retailing Co., Ltd..................................................          79,000           390,020
  *Janome Sewing Machine Co., Ltd...............................................          23,000            17,883
   Japan Airport Terminal Co., Ltd..............................................           7,100            98,526
   Japan Aviation Electronics Industry, Ltd.....................................          10,000            79,475
   Japan Carlit Co., Ltd........................................................             900             4,782
   Japan Cash Machine Co., Ltd..................................................           2,000            15,418
   Japan Digital Laboratory Co., Ltd............................................           4,500            49,725
   Japan Drilling Co., Ltd......................................................           1,400            45,750
   Japan Petroleum Exploration Co., Ltd.........................................             300            13,306
   Japan Pulp & Paper Co., Ltd..................................................          13,000            49,081
   Japan Radio Co., Ltd.........................................................           2,000             5,660
   Japan Steel Works, Ltd. (The)................................................           1,000             8,101
   Japan Transcity Corp.........................................................          11,000            39,501
   Japan Vilene Co., Ltd........................................................           6,000            26,898
   Japan Wool Textile Co., Ltd. (The)...........................................          13,000            97,738
   Jastec Co., Ltd..............................................................           4,400            26,718
   JBCC Holdings, Inc...........................................................           6,000            41,634
   JBIS Holdings, Inc...........................................................           4,600            16,826
   Jeol, Ltd....................................................................          16,000            44,819
   JFE Holdings, Inc............................................................          11,464           204,808
   JFE Shoji Holdings, Inc......................................................          22,000            99,586
   Jidosha Buhin Kogyo Co., Ltd.................................................           3,000            16,552
   JMS Co., Ltd.................................................................           7,000            22,462
  *Joban Kosan Co., Ltd.........................................................          11,000            14,334
   J-Oil Mills, Inc.............................................................          19,000            55,717
   Joshin Denki Co., Ltd........................................................           5,000            56,144
   Joyo Bank, Ltd. (The)........................................................          53,000           235,153
   JS Group Corp................................................................           7,900           163,672
   JSP Corp.....................................................................           6,600           106,807
   JSR Corp.....................................................................           3,200            65,687
   JTEKT Corp...................................................................          12,600           135,151
  #Juki Corp....................................................................          17,000            40,341
   Juroku Bank, Ltd.............................................................          56,000           188,398
 #*JVC Kenwood Holdings, Inc....................................................          25,070           103,504
   JX Holdings, Inc.............................................................          51,970           315,153
   kabu.com Securities Co., Ltd.................................................           6,400            20,743
  #Kadokawa Holdings, Inc.......................................................           2,600            83,646
   Kaga Electronics Co., Ltd....................................................           4,100            45,874
   Kagome Co., Ltd..............................................................           1,900            38,159
   Kagoshima Bank, Ltd. (The)...................................................          28,000           193,837
   Kajima Corp..................................................................          26,843            90,903
   Kakaku.com, Inc..............................................................           1,000            32,480
   Kaken Pharmaceutical Co., Ltd................................................           2,000            26,391
   Kameda Seika Co., Ltd........................................................           1,400            28,418
   Kamei Corp...................................................................           9,000           102,666
   Kamigumi Co., Ltd............................................................          42,000           370,482
   Kanagawa Chuo Kotsu Co., Ltd.................................................           6,000            33,001
   Kanamoto Co., Ltd............................................................           5,000            46,956

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Kandenko Co., Ltd............................................................          25,000   $       130,917
   Kaneka Corp..................................................................          50,000           280,223
  *Kanematsu Corp...............................................................          60,000            64,739
   Kanematsu Electronics, Ltd...................................................           2,100            22,379
   Kansai Paint Co., Ltd........................................................           6,000            56,767
   Kanto Denka Kogyo Co., Ltd...................................................           6,000            23,179
   Kanto Natural Gas Development Co., Ltd.......................................           7,000            38,331
   Kasai Kogyo Co., Ltd.........................................................           8,000            42,326
   Kasumi Co., Ltd..............................................................          11,800            80,483
   Katakura Industries Co., Ltd.................................................           2,800            26,078
   Kato Sangyo Co., Ltd.........................................................           3,700            74,827
   Kato Works Co., Ltd..........................................................          19,000            68,649
   KAWADA TECHNOLOGIES, Inc.....................................................             200             3,306
   Kawai Musical Instruments Manufacturing Co., Ltd.............................          14,000            27,807
   Kawasaki Heavy Industries, Ltd...............................................          24,000            70,764
  #Kawasaki Kisen Kaisha, Ltd...................................................         167,000           316,830
   Kawasumi Laboratories, Inc...................................................           5,000            29,849
   Keihan Electric Railway Co., Ltd.............................................           9,000            44,750
   Keihin Corp..................................................................           7,600           140,332
   Keisei Electric Railway Co., Ltd.............................................           6,000            45,277
   Keiyo Bank, Ltd. (The).......................................................          52,000           256,668
  #Keiyo Co., Ltd...............................................................           3,000            20,713
  *Kenedix, Inc.................................................................             403            53,339
   Kewpie Corp..................................................................           5,000            74,152
   Key Coffee, Inc..............................................................           4,700            89,412
   Kikkoman Corp................................................................          10,000           116,207
   Kimoto Co., Ltd..............................................................           4,600            30,368
   Kinden Corp..................................................................          23,000           201,789
  *Kinki Sharyo Co., Ltd........................................................           7,000            22,489
   Kintetsu World Express, Inc..................................................           1,800            54,108
 #*Kinugawa Rubber Industrial Co., Ltd..........................................           1,000             8,415
   Kirin Holdings Co., Ltd......................................................           6,680            82,195
   Kisoji Co., Ltd..............................................................           2,500            48,700
   Kissei Pharmaceutical Co., Ltd...............................................           4,000            82,819
   Kitagawa Iron Works Co., Ltd.................................................          22,000            42,822
   Kita-Nippon Bank, Ltd. (The).................................................             800            21,345
   Kitano Construction Corp.....................................................          17,000            41,496
   Kito Corp....................................................................              12             9,469
   Kitz Corp....................................................................          18,300            84,284
   Kiyo Holdings, Inc...........................................................         140,000           219,418
   Koa Corp.....................................................................           8,600            86,464
   Koatsu Gas Kogyo Co., Ltd....................................................           8,000            49,418
   Kobe Steel, Ltd..............................................................         202,000           332,231
  #Kohnan Shoji Co., Ltd........................................................           6,000            93,418
   Koito Manufacturing Co., Ltd.................................................           7,000           113,143
  #Kojima Co., Ltd..............................................................           9,400            63,485
   Kokuyo Co., Ltd..............................................................          17,800           127,730
  #KOMAIHALTEC, Inc.............................................................          12,000            46,590
   Komatsu Seiren Co., Ltd......................................................           9,000            42,253
   Komatsu Wall Industry Co., Ltd...............................................           1,800            19,630
   Komeri Co., Ltd..............................................................           1,100            33,853
   Komori Corp..................................................................          11,000            71,760
  #Konaka Co., Ltd..............................................................           4,400            41,690
   Konami Co., Ltd..............................................................             500            13,256
   Konami Corp. ADR.............................................................             200             5,284
   Konica Minolta Holdings, Inc.................................................          40,000           291,745
   Konishi Co., Ltd.............................................................           2,500            36,793
   Kose Corp....................................................................           2,700            66,717
   KRS Corp.....................................................................           1,700            19,086
   K's Holdings Corp............................................................           2,880           100,929
   KU Holdings Co., Ltd.........................................................             400             2,081

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Kubota Corp. Sponsored ADR...................................................           2,020   $        91,203
  *Kumagai Gumi Co., Ltd........................................................          34,000            38,375
   Kumiai Chemical Industry Co., Ltd............................................          10,000            41,973
   Kura Corp....................................................................             400             5,614
   Kurabo Industries, Ltd.......................................................          29,000            58,698
   Kureha Corp..................................................................          27,000           130,486
   Kurimoto, Ltd................................................................          27,000            66,352
   Kurita Water Industries, Ltd.................................................             200             5,448
   Kuroda Electric Co., Ltd.....................................................           7,400            79,231
   Kurosaki Harima Corp.........................................................          15,000            53,314
  #KYB Co., Ltd.................................................................          25,000           133,487
   Kyocera Corp.................................................................             500            42,724
   Kyocera Corp. Sponsored ADR..................................................           1,252           106,670
   Kyodo Printing Co., Ltd......................................................           9,000            25,196
   Kyodo Shiryo Co., Ltd........................................................          18,000            22,952
   Kyoei Steel, Ltd.............................................................           4,000            72,302
   Kyokuto Kaihatsu Kogyo Co., Ltd..............................................           5,700            47,155
   Kyokuto Securities Co., Ltd..................................................           7,300            48,782
  #Kyokuyo Co., Ltd.............................................................          18,000            43,765
   KYORIN Holdings, Inc.........................................................           8,000           139,284
  #Kyoritsu Maintenance Co., Ltd................................................           2,000            37,331
   Kyosan Electric Manufacturing Co., Ltd.......................................          10,000            46,184
   Kyoto Kimono Yuzen Co., Ltd..................................................           1,000            12,495
   Kyowa Exeo Corp..............................................................          18,000           180,527
   Kyowa Hakko Kirin Co., Ltd...................................................          14,000           172,846
   Kyudenko Corp................................................................           8,000            50,467
 #*Laox Co., Ltd................................................................          11,000             5,494
   Lawson, Inc..................................................................             800            48,679
   LEC, Inc.....................................................................             200             2,987
 #*Leopalace21 Corp.............................................................          32,800            72,462
   Life Corp....................................................................           2,200            40,427
   Lintec Corp..................................................................           9,100           173,859
   Lion Corp....................................................................           6,000            36,147
   Look, Inc....................................................................           8,000            22,328
   Mabuchi Motor Co., Ltd.......................................................           2,500           107,436
   Macnica, Inc.................................................................           3,000            71,050
   Macromill, Inc...............................................................           2,000            19,536
   Maeda Corp...................................................................          25,000           103,626
   Maeda Road Construction Co., Ltd.............................................          14,000           169,638
   Maezawa Kasei Industries Co., Ltd............................................           3,200            33,622
   Maezawa Kyuso Industries Co., Ltd............................................           2,100            29,392
   Makino Milling Machine Co., Ltd..............................................          26,000           181,339
   Makita Corp. Sponsored ADR...................................................           1,988            75,127
   Mandom Corp..................................................................             900            23,513
   Mars Engineering Corp........................................................           2,800            51,790
   Marubeni Corp................................................................           7,000            48,411
   Marubun Corp.................................................................           2,700            13,303
   Marudai Food Co., Ltd........................................................          27,000            98,290
   Maruetsu, Inc. (The).........................................................           9,000            34,830
   Maruha Nichiro Holdings, Inc.................................................          35,000            67,270
   Marui Group Co., Ltd.........................................................          36,100           290,649
   Maruichi Steel Tube, Ltd.....................................................           6,300           147,247
   Marusan Securities Co., Ltd..................................................          11,900            41,742
   Maruwa Co., Ltd..............................................................           1,200            52,058
   Maruwn Corp..................................................................           5,100            13,415
   Maruyama Manufacturing Co., Inc..............................................          11,000            26,575
   Maruzen Showa Unyu Co., Ltd..................................................           7,000            23,931
   Matsuda Sangyo Co., Ltd......................................................           2,200            35,428
   Matsui Construction Co., Ltd.................................................           7,000            29,259
  *Matsui Securities Co., Ltd...................................................           5,600            30,431
   Matsumotokiyoshi Holdings Co., Ltd...........................................           7,200           147,812

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
 #*Matsuya Co., Ltd.............................................................           2,100   $        12,662
  #Matsuya Foods Co., Ltd.......................................................           2,100            44,581
   Max Co., Ltd.................................................................           6,000            75,371
   Maxvalu Tokai Co., Ltd.......................................................           1,500            22,518
 #*Mazda Motor Corp.............................................................         136,000           225,563
   MEC Co., Ltd.................................................................           3,400            12,149
   Medipal Holdings Corp........................................................          24,500           267,484
   Megachips Corp...............................................................           2,300            35,243
   Megmilk Snow Brand Co., Ltd..................................................           3,900            77,075
   Meidensha Corp...............................................................          13,000            46,178
   Meiji Holdings Co., Ltd......................................................           4,050           177,382
   Meitec Corp..................................................................           1,800            36,105
   Meito Sangyo Co., Ltd........................................................           1,100            14,450
  #Meiwa Estate Co., Ltd........................................................           2,000             9,632
   Meiwa Trading Co., Ltd.......................................................          11,100            42,756
   Melco Holdings, Inc..........................................................           2,100            53,281
   Michinoku Bank, Ltd. (The)...................................................          19,000            38,194
   Mie Bank, Ltd. (The).........................................................          23,000            54,513
   Mikuni Coca-Cola Bottling Co., Ltd...........................................           4,500            40,198
  *Milbon Co., Ltd..............................................................             110             3,368
   Mimasu Semiconductor Industry Co., Ltd.......................................           4,000            36,631
   Minato Bank, Ltd. (The)......................................................          46,000            89,971
  *Minebea Co., Ltd.............................................................          35,000           156,261
   Ministop Co., Ltd............................................................           5,100            94,903
   Miraca Holdings, Inc.........................................................             800            30,017
   Mirait Holdings Corp.........................................................          15,010           120,304
  *Misawa Homes Co., Ltd........................................................           4,500            39,397
   Misumi Group, Inc............................................................           3,400            79,435
   Mitani Corp..................................................................           1,200            15,983
   Mito Securities Co., Ltd.....................................................           9,000            11,961
  *Mitsuba Corp.................................................................           9,000            77,899
   Mitsubishi Chemical Holdings Corp............................................          62,000           348,947
   Mitsubishi Corp..............................................................          31,300           715,778
   Mitsubishi Gas Chemical Co., Inc.............................................          51,789           293,022
   Mitsubishi Heavy Industries, Ltd.............................................          49,000           224,921
  *Mitsubishi Kakoki Kaisha, Ltd................................................           7,000            13,439
   Mitsubishi Logistics Corp....................................................          20,000           231,070
   Mitsubishi Materials Corp....................................................          95,800           299,899
  *Mitsubishi Paper Mills, Ltd..................................................          31,000            31,410
   Mitsubishi Pencil Co., Ltd...................................................           4,125            73,080
   Mitsubishi Shokuhin Co., Ltd.................................................             400            11,361
   Mitsubishi Steel Manufacturing Co., Ltd......................................          36,000           111,750
   Mitsubishi Tanabe Pharma Corp................................................           3,600            50,876
   Mitsubishi UFJ Financial Group, Inc..........................................         282,300         1,304,339
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................          16,850            77,342
   Mitsuboshi Belting Co., Ltd..................................................          13,000            69,537
   Mitsui & Co., Ltd............................................................          18,700           317,889
   Mitsui & Co., Ltd. Sponsored ADR.............................................             471           160,140
   Mitsui Chemicals, Inc........................................................          70,000           221,830
   Mitsui Engineering & Shipbuilding Co., Ltd...................................         163,000           287,522
   Mitsui Fudosan Co., Ltd......................................................           9,000           148,523
   Mitsui High-Tec, Inc.........................................................           8,600            36,269
   Mitsui Home Co., Ltd.........................................................           6,000            31,745
   Mitsui Knowledge Industry Co., Ltd...........................................              78            15,337
   Mitsui Matsushima Co., Ltd...................................................          29,000            60,322
   Mitsui Mining & Smelting Co., Ltd............................................          76,000           207,906
   Mitsui O.S.K. Lines, Ltd.....................................................         106,000           401,610
   Mitsui Sugar Co., Ltd........................................................          21,000            72,178
   Mitsui-Soko Co., Ltd.........................................................          18,000            71,334
   Mitsumi Electric Co., Ltd....................................................          19,400           158,918
   MITSUUROKO HOLDINGS CO., LTD.................................................           3,000            19,497

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Miura Co., Ltd...............................................................           2,000   $        56,968
   Miyachi Corp.................................................................             600             5,198
   Miyazaki Bank, Ltd. (The)....................................................          33,000            86,835
   Miyoshi Oil & Fat Co., Ltd...................................................          20,000            27,597
   Mizuho Financial Group, Inc..................................................         577,660           874,804
   Mizuno Corp..................................................................          22,000           119,106
   Mochida Pharmaceutical Co., Ltd..............................................           3,000            34,047
   Modec, Inc...................................................................           1,600            28,647
   Monex Group, Inc.............................................................             438            70,235
   Mori Seiki Co., Ltd..........................................................          14,500           141,161
   Morinaga & Co., Ltd..........................................................          18,000            43,270
   Morinaga Milk Industry Co., Ltd..............................................          47,000           187,431
   Morita Holdings Corp.........................................................           5,000            30,639
   Mory Industries, Inc.........................................................           7,000            25,051
   MOS Food Services, Inc.......................................................           1,400            28,428
   Moshi Moshi Hotline, Inc.....................................................           3,300            30,378
   Mr Max Corp..................................................................           8,900            38,613
   MS&AD Insurance Group Holdings, Inc..........................................          14,382           295,605
   Murakami Corp................................................................           2,000            21,433
   Murata Manufacturing Co., Ltd................................................           2,100           120,195
   Musashi Seimitsu Industry Co., Ltd...........................................           1,900            43,891
   Musashino Bank, Ltd..........................................................           6,700           225,985
   Mutoh Holdings Co., Ltd......................................................           4,000            25,486
   Nabtesco Corp................................................................           3,600            76,780
   Nachi-Fujikoshi Corp.........................................................          27,000           134,539
   Nagaileben Co., Ltd..........................................................           1,800            26,393
   Nagano Bank, Ltd. (The)......................................................          12,000            26,082
   Nagase & Co., Ltd............................................................          18,700           217,069
   Nagatanien Co., Ltd..........................................................           2,000            23,009
   Nagoya Railroad Co., Ltd.....................................................          12,000            34,503
   Nakabayashi Co., Ltd.........................................................           9,000            22,502
   Nakamuraya Co., Ltd..........................................................          10,083            52,428
  *Nakayama Steel Works, Ltd....................................................          31,000            37,080
   Namco Bandai Holdings, Inc...................................................           8,000           114,073
   Nankai Electric Railway Co., Ltd.............................................           9,000            41,341
   Nanto Bank, Ltd. (The).......................................................          40,000           218,301
   Natori Co., Ltd..............................................................             700             7,884
   NEC Capital Solutions, Ltd...................................................           1,400            23,465
  *NEC Corp.....................................................................         203,000           406,286
   NEC Fielding, Ltd............................................................           4,400            56,150
   NEC Mobiling, Ltd............................................................           3,000           104,923
   NEC Networks & System Integration Corp.......................................           4,900            71,613
   Net One Systems Co., Ltd.....................................................              27            68,850
   Neturen Co., Ltd.............................................................           7,200            61,211
   NGK Insulators, Ltd..........................................................           2,000            25,722
   NGK Spark Plug Co., Ltd......................................................           4,000            49,468
   NHK Spring Co., Ltd..........................................................           9,000            86,548
   Nice Holdings, Inc...........................................................           9,000            30,294
   Nichia Steel Works, Ltd......................................................          10,000            27,118
   Nichias Corp.................................................................          11,000            62,797
   Nichiban Co., Ltd............................................................           9,000            31,279
   Nichicon Corp................................................................          11,400           113,454
   Nichiden Corp................................................................           1,400            40,553
   Nichiha Corp.................................................................           6,300            70,675
   Nichii Gakkan Co.............................................................           5,400            65,319
   Nichirei Corp................................................................          38,000           186,893
   Nichireki Co., Ltd...........................................................           7,000            38,821
   Nidec Sankyo Corp............................................................           6,000            40,639
   Nidec Tosok Corp.............................................................           3,200            38,425
   Nifco, Inc...................................................................           2,800            74,971
   NIFTY Corp...................................................................              17            20,797

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nihon Chouzai Co., Ltd.......................................................             720   $        25,297
   Nihon Dempa Kogyo Co., Ltd...................................................           2,400            29,120
   Nihon Eslead Corp............................................................             700             6,448
   Nihon Kohden Corp............................................................           2,100            49,942
   Nihon Nohyaku Co., Ltd.......................................................          12,000            50,723
   Nihon Parkerizing Co., Ltd...................................................           7,000            92,830
   Nihon Unisys, Ltd............................................................          13,500            87,352
   Nihon Yamamura Glass Co., Ltd................................................          28,000            76,241
   Nikkiso Co., Ltd.............................................................           8,000            71,627
   Nikko Co., Ltd...............................................................           2,000             8,490
   Nintendo Co., Ltd............................................................             400            54,323
   Nippo Corp...................................................................          12,000           134,052
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................          30,000            67,937
  #Nippon Carbide Industries Co., Inc...........................................          11,000            17,062
   Nippon Carbon Co., Ltd.......................................................          16,000            46,122
  #Nippon Ceramic Co., Ltd......................................................           3,600            66,061
   Nippon Chemical Industrial Co., Ltd..........................................          18,000            32,377
   Nippon Chemi-Con Corp........................................................          36,000           125,244
   Nippon Chemiphar Co., Ltd....................................................           5,000            19,542
   Nippon Coke & Engineering Co., Ltd...........................................          49,000            72,812
   Nippon Concrete Industries Co., Ltd..........................................           4,000            14,916
   Nippon Denko Co., Ltd........................................................          16,000            77,691
   Nippon Densetsu Kogyo Co., Ltd...............................................           6,000            61,408
   Nippon Denwa Shisetu Co., Ltd................................................          10,000            33,126
  *Nippon Electric Glass Co., Ltd...............................................          33,000           287,764
   Nippon Express Co., Ltd......................................................          74,000           296,979
   Nippon Filcon Co., Ltd.......................................................           1,800             9,390
   Nippon Fine Chemical Co., Ltd................................................           4,800            33,812
   Nippon Flour Mills Co., Ltd..................................................          21,000            96,149
  *Nippon Formula Feed Manufacturing Co., Ltd...................................          18,000            27,670
   Nippon Gas Co., Ltd..........................................................           2,700            43,622
   Nippon Hume Corp.............................................................           2,000            10,291
   Nippon Kayaku Co., Ltd.......................................................          17,000           163,703
  *Nippon Kinzoku Co., Ltd......................................................          16,000            33,791
   Nippon Koei Co., Ltd.........................................................          12,000            45,222
   Nippon Konpo Unyu Soko Co., Ltd..............................................           9,700           102,091
  #Nippon Koshuha Steel Co., Ltd................................................          18,000            24,860
   Nippon Light Metal Co., Ltd..................................................         113,000           150,235
   Nippon Meat Packers, Inc.....................................................          12,000           152,758
 #*Nippon Metal Industry Co., Ltd...............................................          40,000            38,405
   Nippon Paint Co., Ltd........................................................          11,000            81,342
  #Nippon Paper Group, Inc......................................................          16,024           344,219
   Nippon Pillar Packing Co., Ltd...............................................           4,000            29,750
  *Nippon Piston Ring Co., Ltd..................................................          10,000            21,112
   Nippon Road Co., Ltd. (The)..................................................          25,000           106,924
   Nippon Seiki Co., Ltd........................................................           8,000            94,812
   Nippon Seisen Co., Ltd.......................................................           6,000            29,297
   Nippon Sharyo, Ltd...........................................................           6,000            25,816
   Nippon Sheet Glass Co., Ltd..................................................         135,000           273,006
   Nippon Shinyaku Co., Ltd.....................................................          11,000           129,625
   Nippon Shokubai Co., Ltd.....................................................          14,000           158,201
   Nippon Signal Co., Ltd.......................................................          11,900            74,860
   Nippon Soda Co., Ltd.........................................................          28,000           138,449
   Nippon Steel Corp............................................................         122,472           301,129
   Nippon Steel Trading Co., Ltd................................................          18,000            53,021
   Nippon Suisan Kaisha, Ltd....................................................          31,200           111,533
   Nippon Synthetic Chemical Industry Co., Ltd. (The)...........................          15,000            91,456
   Nippon Television Network Corp...............................................             280            43,390
   Nippon Thompson Co., Ltd.....................................................          16,000            95,339
   Nippon Valqua Industries, Ltd................................................          16,000            44,838
  *Nippon Yakin Kogyo Co., Ltd..................................................          35,500            60,344

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Nippon Yusen K.K.............................................................         135,217   $       343,586
  #Nipro Corp...................................................................          14,400           128,722
   Nishimatsu Construction Co., Ltd.............................................          60,000           132,569
   Nishimatsuya Chain Co., Ltd..................................................           5,300            43,152
   Nishi-Nippon Bank, Ltd.......................................................         117,000           343,569
   Nishi-Nippon Railroad Co., Ltd...............................................           5,000            24,922
   Nissan Chemical Industries, Ltd..............................................           1,600            16,016
   Nissan Motor Co., Ltd........................................................          37,900           359,038
   Nissan Shatai Co., Ltd.......................................................          16,000           166,694
   Nissei Corp..................................................................           5,400            47,603
   Nissen Holdings Co., Ltd.....................................................           7,300            33,489
  #Nissha Printing Co., Ltd.....................................................           5,400            71,915
   Nisshin Fudosan Co., Ltd.....................................................           4,700            28,290
   Nisshin Oillio Group, Ltd. (The).............................................          25,000           107,177
   Nisshin Seifun Group, Inc....................................................          12,500           151,561
   Nisshin Steel Co., Ltd.......................................................         113,000           175,452
   Nisshinbo Holdings, Inc......................................................          25,000           251,391
   Nissin Corp..................................................................          11,000            30,729
   Nissin Electric Co., Ltd.....................................................           6,000            40,014
   Nissin Foods Holdings Co., Ltd...............................................           1,000            38,110
   Nissin Kogyo Co., Ltd........................................................           5,300            81,643
   Nissui Pharmaceutical Co., Ltd...............................................           3,400            32,160
   Nitori Holdings Co., Ltd.....................................................             300            27,590
  *Nitta Corp...................................................................           5,900           110,274
   Nittan Valve Co., Ltd........................................................           4,200            15,600
   Nittetsu Mining Co., Ltd.....................................................          18,000            82,002
   Nitto Boseki Co., Ltd........................................................          33,000           112,829
   Nitto Denko Corp.............................................................           1,600            56,937
   Nitto Kogyo Corp.............................................................           7,600            95,050
   Nitto Kohki Co., Ltd.........................................................           2,400            55,520
   Nitto Seiko Co., Ltd.........................................................           7,000            19,538
  #Nittoc Construction Co., Ltd.................................................           2,000             3,099
   NKSJ Holdings, Inc...........................................................          24,050           525,123
   Noevir Holdings Co., Ltd.....................................................           3,900            44,779
   NOF Corp.....................................................................          28,000           142,561
   Nohmi Bosai, Ltd.............................................................           5,000            33,202
   NOK Corp.....................................................................           3,300            61,827
   Nomura Co., Ltd..............................................................           9,000            31,289
   Nomura Holdings, Inc.........................................................          62,400           230,049
   Nomura Holdings, Inc. ADR....................................................           7,820            28,543
   Nomura Real Estate Holdings, Inc.............................................           7,800           121,450
   Nomura Research Institute, Ltd...............................................           1,100            25,090
   Noritake Co., Ltd............................................................          18,000            55,783
  *Noritsu Koki Co., Ltd........................................................           2,900            13,359
   Noritz Corp..................................................................           1,700            30,203
   NS Solutions Corp............................................................           1,900            37,534
  *NS United Kaiun Kaisha, Ltd..................................................          19,000            33,193
   NSD Co., Ltd.................................................................           5,500            47,975
   NSK, Ltd.....................................................................          18,000           134,101
   NTN Corp.....................................................................          36,000           148,532
   NTT Data Corp................................................................               7            23,008
   NTT DoCoMo, Inc..............................................................              42            74,686
  #NTT DoCoMo, Inc. Sponsored ADR...............................................           3,100            55,118
   Obara Corp...................................................................           3,300            41,353
   Obayashi Corp................................................................          56,000           270,120
   Obayashi Road Corp...........................................................           6,000            20,085
   Obic Business Consultants Co., Ltd...........................................             100             4,697
   Obic Co., Ltd................................................................             300            58,176
   Oenon Holdings, Inc..........................................................          11,000            26,462
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................          69,000           230,636
   Ohara, Inc...................................................................           1,500            16,109

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Oiles Corp...................................................................           1,080   $        21,834
   Oita Bank, Ltd. (The)........................................................          38,000           113,031
   OJI Paper Co., Ltd...........................................................          41,000           211,075
   Okabe Co., Ltd...............................................................           6,500            36,581
   Okamoto Industries, Inc......................................................          14,000            54,509
   Okamura Corp.................................................................          11,000            81,739
   Okasan Securities Group, Inc.................................................          44,000           147,680
  *Oki Electric Industry Co., Ltd...............................................          41,000            39,409
   Okinawa Electric Power Co., Ltd..............................................             700            29,716
  *OKK Corp.....................................................................          17,000            25,742
   OKUMA Corp...................................................................          22,000           159,781
   Okumura Corp.................................................................          37,000           161,211
   Okura Industrial Co., Ltd....................................................           5,000            16,033
   Okuwa Co., Ltd...............................................................           5,000            70,925
   Olympic Corp.................................................................           2,300            24,462
   Omron Corp...................................................................           2,400            48,105
  #Ono Pharmaceutical Co., Ltd..................................................           1,100            61,681
   ONO Sokki Co., Ltd...........................................................           1,000             3,851
   Onoken Co., Ltd..............................................................           4,800            41,101
   Onward Holdings Co., Ltd.....................................................          28,000           227,295
   Optex Co., Ltd...............................................................           2,700            35,580
   Organo Corp..................................................................           7,000            54,824
   Origin Electric Co., Ltd.....................................................           7,000            24,084
  #Osaka Organic Chemical Industry, Ltd.........................................           2,300            13,562
   Osaka Steel Co., Ltd.........................................................           3,900            72,217
   Osaka Titanium Technologies Co., Ltd.........................................             500            22,614
   Osaki Electric Co., Ltd......................................................           7,000            71,469
   OSG Corp.....................................................................           6,400            95,953
   Otsuka Corp..................................................................             500            35,881
   Oyo Corp.....................................................................           2,100            28,201
   Pacific Industrial Co., Ltd..................................................          15,000            72,045
  *Pacific Metals Co., Ltd......................................................          34,000           191,298
   Pack Corp. (The).............................................................           1,500            22,579
   Pal Co., Ltd.................................................................           1,200            50,187
  *Paltac Corp..................................................................           4,850            63,388
   PanaHome Corp................................................................          18,000           130,795
   Panasonic Corp...............................................................          26,800           216,963
   Panasonic Corp. Sponsored ADR................................................          26,680           215,841
   Panasonic Electric Works SUNX Co., Ltd.......................................           9,300            49,402
  *Paramount Bed Holdings Co., Ltd..............................................           2,000            58,252
   Parco Co., Ltd...............................................................           9,400            77,238
   Paris Miki Holdings, Inc.....................................................           4,200            33,872
   Park24 Co., Ltd..............................................................           2,100            27,046
   Pasona Group, Inc............................................................              25            23,281
   Penta-Ocean Construction Co., Ltd............................................          46,000           165,269
   Pigeon Corp..................................................................           1,400            52,861
  *Pilot Corp...................................................................              24            47,648
   Piolax, Inc..................................................................           1,700            40,172
  *Pioneer Electronic Corp......................................................          22,000           105,387
   Plenus Co., Ltd..............................................................           2,800            48,985
   Press Kogyo Co., Ltd.........................................................          16,000            81,166
   Pressance Corp...............................................................           2,600            39,359
   Prima Meat Packers, Ltd......................................................          35,000            63,490
   Pronexus, Inc................................................................           6,000            31,159
  #Raito Kogyo Co., Ltd.........................................................          11,300            71,746
  *Rasa Industries, Ltd.........................................................           9,000            14,722
 #*Renesas Electronics Corp.....................................................           9,200            58,431
   Rengo Co., Ltd...............................................................          27,000           191,991
  *Renown, Inc..................................................................          15,900            31,183
   Resona Holdings, Inc.........................................................           9,100            40,676
   Resorttrust, Inc.............................................................           3,300            52,329

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Rhythm Watch Co., Ltd........................................................          21,000   $        39,728
   Ricoh Co., Ltd...............................................................          60,000           507,082
   Ricoh Leasing Co., Ltd.......................................................           4,400           104,543
   Right On Co., Ltd............................................................           3,000            23,590
   Riken Corp...................................................................          15,000            60,863
   Riken Keiki Co., Ltd.........................................................           6,300            49,881
   Riken Technos Corp...........................................................          16,000            46,947
   Riken Vitamin Co., Ltd.......................................................             600            19,375
  #Ringer Hut Co., Ltd..........................................................           1,400            19,697
   Rinnai Corp..................................................................             700            48,691
  *Riso Kagaku Corp.............................................................           2,600            39,622
   Riso Kyoiku Co., Ltd.........................................................             540            36,166
   Rock Field Co., Ltd..........................................................           3,000            52,025
   Rohm Co., Ltd................................................................           8,300           411,365
   Rohto Pharmaceutical Co., Ltd................................................           3,000            36,669
   Roland Corp..................................................................           4,400            41,237
   Roland DG Corp...............................................................           3,300            37,983
  #Round One Corp...............................................................          14,400            88,950
   Royal Holdings Co., Ltd......................................................           4,800            58,493
   Ryobi, Ltd...................................................................          27,000           102,678
   Ryoden Trading Co., Ltd......................................................           7,000            43,730
   Ryohin Keikaku Co., Ltd......................................................             900            44,955
   Ryosan Co., Ltd..............................................................           7,100           157,059
   Ryoyo Electro Corp...........................................................           5,600            64,894
   S Foods, Inc.................................................................           4,000            37,119
 #*Sagami Chain Co., Ltd........................................................           3,000            21,216
   Saibu Gas Co., Ltd...........................................................          11,000            30,916
   Saizeriya Co., Ltd...........................................................           1,400            22,246
   Sakai Chemical Industry Co., Ltd.............................................          16,000            63,284
   Sakai Heavy Industries, Ltd..................................................           5,000            11,474
  *Sakai Ovex Co., Ltd..........................................................          20,000            33,665
   Sakata INX Corp..............................................................          12,000            56,226
   Sakata Seed Corp.............................................................           7,300           103,504
   Sala Corp....................................................................           6,500            41,859
   San-A Co., Ltd...............................................................           1,700            69,006
   San-Ai Oil Co., Ltd..........................................................          14,000            66,370
   Sanden Corp..................................................................          32,000           106,170
   Sangetsu Co., Ltd............................................................           5,500           152,605
   San-in Godo Bank, Ltd. (The).................................................          35,000           264,908
 #*Sanix, Inc...................................................................           7,200            21,755
  #Sankei Building Co., Ltd.....................................................           7,600            73,739
   Sanken Electric Co., Ltd.....................................................          18,000            64,125
   Sanki Engineering Co., Ltd...................................................          15,000            81,455
   Sanko Marketing Foods Co., Ltd...............................................              33            36,568
  #Sanko Metal Industrial Co., Ltd..............................................           4,000            13,065
   Sankyo Co., Ltd..............................................................           2,900           142,019
   Sankyo Seiko Co., Ltd........................................................           7,100            26,599
  *Sankyo-Tateyama Holdings, Inc................................................          40,000            75,287
   Sankyu, Inc..................................................................          39,000           150,478
   Sanoh Industrial Co., Ltd....................................................          10,100            75,092
   Sanshin Electronics Co., Ltd.................................................           7,400            62,750
   Santen Pharmaceutical Co., Ltd...............................................             600            24,634
   Sanwa Holdings Corp..........................................................          51,000           166,689
   Sanyo Chemical Industries, Ltd...............................................          13,000            86,809
   Sanyo Denki Co., Ltd.........................................................          12,000            71,182
   Sanyo Housing Nagoya Co., Ltd................................................               2             2,063
   Sanyo Shokai, Ltd............................................................          18,000            44,940
   Sanyo Special Steel Co., Ltd.................................................          25,000           140,721
   Sapporo Hokuyo Holdings, Inc.................................................          70,300           253,696
   Sapporo Holdings, Ltd........................................................          46,000           177,954
   Sasebo Heavy Industries Co., Ltd.............................................          19,000            34,271

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   SATO HOLDINGS CORP...........................................................           5,500   $        70,536
   Sato Shoji Corp..............................................................           4,500            27,474
   Satori Electric Co., Ltd.....................................................           2,800            18,026
   Sawai Pharmaceutical Co., Ltd................................................             300            32,308
   Saxa Holdings, Inc...........................................................          10,000            21,863
   SBI Holdings, Inc............................................................           3,975           300,693
   Scroll Corp..................................................................           5,100            20,197
  #SCSK Corp....................................................................           1,655            27,803
   Secom Joshinetsu Co., Ltd....................................................             200             6,070
   Sega Sammy Holdings, Inc.....................................................           4,700           102,211
   Seibu Electric Industry Co., Ltd.............................................           2,000             9,551
   Seika Corp...................................................................          18,000            51,699
   Seikagaku Corp...............................................................           3,900            44,232
   Seiko Epson Corp.............................................................          17,050           217,622
   Seiko Holdings Corp..........................................................          27,000            57,903
   Seiko PMC Corp...............................................................             300             1,345
   Seino Holdings Co., Ltd......................................................          27,000           206,845
   Seiren Co., Ltd..............................................................           9,000            53,103
   Sekisui Chemical Co., Ltd....................................................          20,000           175,591
   Sekisui House, Ltd...........................................................          51,440           483,713
   Sekisui Jushi Co., Ltd.......................................................           7,000            71,266
   Sekisui Plastics Co., Ltd....................................................          10,000            37,981
   Senko Co., Ltd...............................................................          31,000           126,637
   Senshu Electric Co., Ltd.....................................................             400             5,105
   Senshu Ikeda Holdings, Inc...................................................          45,700            69,124
   Senshukai Co., Ltd...........................................................           6,500            43,713
   Seven & I Holdings Co., Ltd..................................................           8,100           228,627
   Sharp Corp...................................................................          25,000           215,627
   Shibaura Mechatronics Corp...................................................           4,000            11,024
   Shibusawa Warehouse Co., Ltd.................................................           5,000            16,036
   Shibuya Kogyo Co., Ltd.......................................................           3,200            36,933
   Shiga Bank, Ltd..............................................................          36,000           243,731
   Shikibo, Ltd.................................................................          27,000            40,827
   Shikoku Bank, Ltd............................................................          35,000           139,286
   Shikoku Chemicals Corp.......................................................           7,000            39,317
   Shima Seiki Manufacturing Co., Ltd...........................................           5,900           106,786
   Shimachu Co., Ltd............................................................          10,200           243,013
   Shimadzu Corp................................................................           9,000            78,645
   Shimamura Co., Ltd...........................................................             200            20,699
   Shimano, Inc.................................................................             400            19,686
   Shimizu Bank, Ltd............................................................           1,500            61,850
   Shimizu Corp.................................................................          28,000           128,041
   Shin Nippon Air Technologies Co., Ltd........................................           2,500            14,368
   Shinagawa Refractories Co., Ltd..............................................          20,000            62,946
   Shindengen Electric Manufacturing Co., Ltd...................................          19,000            90,887
   Shin-Etsu Chemical Co., Ltd..................................................             600            31,246
   Shin-Etsu Polymer Co., Ltd...................................................           9,600            44,247
   Shinkawa, Ltd................................................................           5,400            28,595
   Shin-Keisei Electric Railway Co., Ltd........................................           5,000            23,025
  #Shinko Electric Industries Co., Ltd..........................................          17,300           128,345
   Shinko Plantech Co., Ltd.....................................................           6,000            49,517
   Shinko Shoji Co., Ltd........................................................           6,100            52,342
   Shinmaywa Industries, Ltd....................................................          24,000           115,680
   Shinnihon Corp...............................................................           9,500            29,410
   Shinsei Bank, Ltd............................................................         116,000           131,139
   Shinsho Corp.................................................................           8,000            20,011
   Shionogi & Co., Ltd..........................................................           4,100            54,795
   Ship Healthcare Holdings, Inc................................................           3,000            65,483
   Shiroki Corp.................................................................          19,000            54,420
   Shiseido Co., Ltd............................................................           1,700            31,292
   Shizuoka Bank, Ltd...........................................................          47,000           483,538

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Shizuoka Gas Co., Ltd........................................................          13,000   $        87,214
   Sho-Bond Corp................................................................           1,500            38,038
  #Shochiku Co., Ltd............................................................           2,000            20,582
  #Shoko Co., Ltd...............................................................          19,000            33,197
  *Showa Corp...................................................................           8,900            58,366
   Showa Denko K.K..............................................................          73,000           159,563
   Showa Sangyo Co., Ltd........................................................          15,000            47,875
  #Showa Shell Sekiyu K.K.......................................................          33,200           228,015
   Siix Corp....................................................................           2,600            32,443
   Simplex Holdings, Inc........................................................              21             6,956
   Sinanen Co., Ltd.............................................................          11,000            49,796
   Sinfonia Technology Co., Ltd.................................................          16,000            37,243
   Sintokogio, Ltd..............................................................           8,000            74,906
   SKY Perfect JSAT Holdings, Inc...............................................             290           150,087
   SMK Corp.....................................................................          11,000            36,480
   SNT Corp.....................................................................           6,100            28,228
   Sodick Co., Ltd..............................................................          12,300            62,840
   Sogo Medical Co., Ltd........................................................           1,100            36,729
   Sohgo Security Services Co., Ltd.............................................          13,700           152,998
   Sojitz Corp..................................................................         203,100           350,758
   So-net Entertainment Corp....................................................              16            61,373
   Sony Corp....................................................................           7,400           135,298
  #Sony Corp. Sponsored ADR.....................................................          17,008           309,886
   Sony Financial Holdings, Inc.................................................           2,600            43,346
   Sotetsu Holdings, Inc........................................................          11,000            35,543
   Sotoh Co., Ltd...............................................................           1,500            14,873
   Space Co., Ltd...............................................................             600             3,607
   Square Enix Holdings Co., Ltd................................................           2,800            56,552
   SRA Holdings, Inc............................................................             900             9,767
   SRI Sports, Ltd..............................................................           4,600            50,713
   St. Marc Holdings Co., Ltd...................................................             700            27,430
   Stanley Electric Co., Ltd....................................................           5,100            78,405
   Star Micronics Co., Ltd......................................................           5,400            52,067
   Starzen Co., Ltd.............................................................          16,000            51,934
   Stella Chemifa Corp..........................................................           1,200            34,700
   Studio Alice Co., Ltd........................................................             400             6,214
   Sugi Holdings Co., Ltd.......................................................             700            19,552
  *Sumco Corp...................................................................          20,500           175,907
   Sumida Corp..................................................................           4,600            29,551
   Sumikin Bussan Corp..........................................................          25,000            70,520
   Suminoe Textile Co., Ltd.....................................................           9,000            18,313
   Sumitomo Bakelite Co., Ltd...................................................          28,000           163,374
   Sumitomo Chemical Co., Ltd...................................................          35,000           141,261
   Sumitomo Corp................................................................          25,100           361,781
   Sumitomo Densetsu Co., Ltd...................................................           7,100            47,647
   Sumitomo Electric Industries, Ltd............................................          19,100           230,756
   Sumitomo Forestry Co., Ltd...................................................          23,400           209,943
   Sumitomo Heavy Industries, Ltd...............................................          12,000            77,028
  *Sumitomo Light Metal Industries, Ltd.........................................          30,000            29,993
   Sumitomo Metal Industries, Ltd...............................................          21,000            37,586
   Sumitomo Metal Mining Co., Ltd...............................................          10,000           144,412
 #*Sumitomo Mitsui Construction Co., Ltd........................................          27,400            31,594
   Sumitomo Mitsui Financial Group, Inc.........................................          33,941         1,085,443
   Sumitomo Osaka Cement Co., Ltd...............................................          87,000           269,327
   Sumitomo Pipe & Tube Co., Ltd................................................           5,000            42,562
   Sumitomo Precision Products Co., Ltd.........................................           7,000            45,598
   Sumitomo Real Estate Sales Co., Ltd..........................................             940            39,243
   Sumitomo Realty & Development Co., Ltd.......................................           3,000            57,172
   Sumitomo Rubber Industries, Ltd..............................................           3,600            42,959
   Sumitomo Seika Chemicals Co., Ltd............................................          12,000            54,606
   Sumitomo Warehouse Co., Ltd..................................................          32,000           157,281

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Suruga Bank, Ltd.............................................................          13,000   $       115,863
   Suzuken Co., Ltd.............................................................           9,900           289,416
   Suzuki Motor Corp............................................................           3,000            68,567
  *SWCC Showa Holdings Co., Ltd.................................................          47,000            49,470
  *SxL Corp.....................................................................          35,000            81,262
  #Sysmex Corp..................................................................           1,100            36,392
   Systena Corp.................................................................              34            23,273
   T&D Holdings, Inc............................................................          49,700           506,817
   T. Hasegawa Co., Ltd.........................................................           3,100            49,314
   T. RAD Co., Ltd..............................................................          13,000            49,884
   Tachibana Eletech Co., Ltd...................................................           1,400            12,534
   Tachi-S Co., Ltd.............................................................           8,500           163,096
   Tact Home Co., Ltd...........................................................              34            29,588
   Tadano, Ltd..................................................................          19,000           130,387
   Taihei Dengyo Kaisha, Ltd....................................................           5,000            39,997
   Taihei Kogyo Co., Ltd........................................................          14,000            78,582
   Taiheiyo Cement Corp.........................................................          48,000           105,404
   Taiho Kogyo Co., Ltd.........................................................           5,200            48,869
   Taikisha, Ltd................................................................           5,000           112,116
  #Taiko Bank, Ltd. (The).......................................................           5,000            16,792
   Taisei Corp..................................................................          81,000           224,415
  *Taisho Pharmaceutical Holdings Co., Ltd......................................           1,500           131,855
   Taiyo Nippon Sanso Corp......................................................           2,000            13,974
  #Taiyo Yuden Co., Ltd.........................................................          23,500           212,360
   TAIYO, Ltd...................................................................           8,000            26,184
   Takamatsu Construction Group Co., Ltd........................................           2,600            43,635
  #Takaoka Electric Manufacturing Co., Ltd......................................          23,000            71,818
   Takara Holdings, Inc.........................................................          22,000           143,325
  *Takara Leben Co., Ltd........................................................           7,400            44,158
   Takara Printing Co., Ltd.....................................................           2,800            21,094
   Takara Standard Co., Ltd.....................................................          18,000           144,671
   Takasago International Corp..................................................          18,000            86,410
   Takasago Thermal Engineering Co., Ltd........................................          11,600            96,464
  #Takashima & Co., Ltd.........................................................          10,000            26,531
   Takashimaya Co., Ltd.........................................................          44,000           342,770
  #Takata Corp..................................................................           2,900            66,206
   Take & Give Needs Co., Ltd...................................................             157            11,802
   Takeda Pharmaceutical Co., Ltd...............................................           2,200            95,644
  #Takihyo Co., Ltd.............................................................           8,000            47,191
   Takiron Co., Ltd.............................................................           6,000            20,756
   Takisawa Machine Tool Co., Ltd...............................................           5,000             7,499
  *Takuma Co., Ltd..............................................................          13,000            65,194
   Tamron Co., Ltd..............................................................           1,500            40,363
   Tamura Corp..................................................................          20,000            57,077
   Tatsuta Electric Wire & Cable Co., Ltd.......................................          15,000            70,654
   TBK Co., Ltd.................................................................          11,000            55,716
   TDK Corp.....................................................................           7,400           353,421
  *Teac Corp....................................................................          23,000            11,498
   Tecmo Koei Holdings Co., Ltd.................................................           3,910            31,904
   Teijin, Ltd..................................................................          75,000           243,665
   Teikoku Electric Manufacturing Co., Ltd......................................             100             1,861
   Teikoku Sen-I Co., Ltd.......................................................           6,000            38,005
   Teikoku Tsushin Kogyo Co., Ltd...............................................          13,000            23,741
   Tekken Corp..................................................................          42,000            64,595
   Tenma Corp...................................................................           2,100            19,208
   THK Co., Ltd.................................................................           2,300            49,572
   TKC Corp.....................................................................           2,600            55,276
   TOA Corp.....................................................................          37,000            81,333
   Toa Oil Co., Ltd.............................................................          24,000            30,338
   TOA ROAD Corp................................................................          10,000            30,095
   Toagosei Co., Ltd............................................................          50,000           209,882

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Tobu Store Co., Ltd..........................................................           1,000   $         3,652
   TOC Co., Ltd.................................................................          13,500            67,756
   Tocalo Co., Ltd..............................................................           2,000            45,240
   Tochigi Bank, Ltd............................................................          20,000            72,671
   Toda Corp....................................................................          50,000           199,101
  #Toda Kogyo Corp..............................................................           9,000            83,812
   Toei Co., Ltd................................................................          18,000            85,925
   Toenec Corp..................................................................           4,000            23,264
   Toho Bank, Ltd...............................................................          43,000           139,508
   TOHO Co., Ltd. (6895200).....................................................           2,800            48,769
   TOHO Co., Ltd. (6895211).....................................................          12,000            49,227
  #Toho Gas Co., Ltd............................................................           3,000            19,473
   Toho Holdings Co., Ltd.......................................................          10,200           166,738
   Toho Real Estate Co., Ltd....................................................           5,400            31,562
  #Toho Titanium Co., Ltd.......................................................             900            15,387
   Toho Zinc Co., Ltd...........................................................          34,000           140,388
   Tohoku Bank, Ltd. (The)......................................................           4,000             7,046
   Tokai Carbon Co., Ltd........................................................          30,000           163,736
   Tokai Rika Co., Ltd..........................................................          11,100           186,425
   Tokai Rubber Industries, Ltd.................................................           9,700           111,985
   Tokai Tokyo Financial Holdings, Inc..........................................          48,000           146,243
  *Token Corp...................................................................           2,370            86,267
   Tokio Marine Holdings, Inc...................................................          18,116           454,787
  #Toko Electric Corp...........................................................           7,000            31,492
 #*Toko, Inc....................................................................          28,000            59,074
   Tokushu Tokai Paper Co., Ltd.................................................          14,000            32,901
 #*Tokuyama Corp................................................................          77,000           266,235
   Tokyo Broadcasting System, Inc...............................................           6,800            91,687
 #*Tokyo Dome Corp..............................................................          28,000            76,479
   Tokyo Electron Device, Ltd...................................................              13            23,549
   Tokyo Electron, Ltd..........................................................             800            45,604
   Tokyo Energy & Systems, Inc..................................................           5,000            32,275
  #TOKYO KEIKI, Inc.............................................................          11,000            23,941
   Tokyo Ohka Kogyo Co., Ltd....................................................           7,500           164,222
   Tokyo Rakutenchi Co., Ltd....................................................           7,000            26,077
  #Tokyo Rope Manufacturing Co., Ltd............................................          22,000            55,291
   Tokyo Seimitsu Co., Ltd......................................................           5,800           116,777
   Tokyo Steel Manufacturing Co., Ltd...........................................          23,000           173,325
  *Tokyo Tatemono Co., Ltd......................................................          83,000           304,274
   Tokyo Tatemono Real Estate Sales Co., Ltd....................................             600             1,739
   Tokyo Tekko Co., Ltd.........................................................          13,000            57,251
  #Tokyo Theatres Co., Inc......................................................          21,000            30,858
   Tokyo Tomin Bank, Ltd........................................................           6,800            87,718
   Tokyotokeiba Co., Ltd........................................................          33,000            48,165
   Tokyu Community Corp.........................................................           2,100            68,181
   Tokyu Construction Co., Ltd..................................................          16,790            46,908
   Tokyu Corp...................................................................           1,000             4,927
   Tokyu Land Corp..............................................................          73,000           304,136
   Tokyu Livable, Inc...........................................................           2,700            21,756
   Toli Corp....................................................................           9,000            19,496
   Tomato Bank, Ltd.............................................................          12,000            21,144
   Tomen Electronics Corp.......................................................           2,900            38,271
   Tomoe Engineering Co., Ltd...................................................           2,200            42,753
   Tomoku Co., Ltd..............................................................          22,000            63,454
   TOMONY Holdings, Inc.........................................................          34,600           157,232
   Tomy Co., Ltd................................................................           6,400            46,171
   Tonami Holdings Co., Ltd.....................................................          11,000            27,035
   Topcon Corp..................................................................          11,800            61,249
   Toppan Forms Co., Ltd........................................................          13,000           104,876
   Toppan Printing Co., Ltd.....................................................          52,000           416,869
   Topre Corp...................................................................           9,100            93,970

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Topy Industries, Ltd.........................................................          41,000   $       113,229
   Toridoll.corp................................................................           4,800            49,402
   Torigoe Co., Ltd. (The)......................................................           2,300            20,152
   Torii Pharmaceutical Co., Ltd................................................           1,800            34,284
   Torishima Pump Manufacturing Co., Ltd........................................           3,600            51,209
   Tosei Corp...................................................................              53            14,553
   Toshiba Machine Co., Ltd.....................................................          20,000           110,354
   TOSHIBA PLANT SYSTEMS & SERVICES CORP........................................           8,000            90,449
   Toshiba TEC Corp.............................................................          27,000           103,721
   Tosho Printing Co., Ltd......................................................           6,000            13,457
   Tosoh Corp...................................................................          88,000           248,767
   Totetsu Kogyo Co., Ltd.......................................................           4,000            41,289
   TOTO, Ltd....................................................................           6,000            48,948
   Tottori Bank, Ltd............................................................           8,000            16,107
   Touei Housing Corp...........................................................           3,800            40,111
   Towa Bank, Ltd...............................................................          64,000            75,855
   Towa Corp....................................................................             700             3,965
   Towa Pharmaceutical Co., Ltd.................................................             800            35,071
   Toyo Construction Co., Ltd...................................................          54,000            58,904
   Toyo Corp....................................................................           5,700            61,951
   Toyo Electric Manufacturing Co., Ltd.........................................           5,000            19,571
   Toyo Engineering Corp........................................................          25,000           105,088
   Toyo Ink SC Holdings Co., Ltd................................................          43,000           171,196
   Toyo Kanetsu K.K.............................................................          28,000            63,027
   Toyo Kohan Co., Ltd..........................................................          10,000            37,608
   Toyo Securities Co., Ltd.....................................................          13,000            18,947
   Toyo Seikan Kaisha, Ltd......................................................          12,400           183,874
   Toyo Sugar Refining Co., Ltd.................................................           8,000            10,616
   Toyo Suisan Kaisha, Ltd......................................................           2,000            49,323
   Toyo Tanso Co., Ltd..........................................................           1,300            53,139
   Toyo Tire & Rubber Co., Ltd..................................................          47,000           117,508
  #Toyo Wharf & Warehouse Co., Ltd..............................................          18,000            34,506
   Toyobo Co., Ltd..............................................................         182,000           267,510
   Toyoda Gosei Co., Ltd........................................................          10,600           172,914
   Toyota Boshoku Corp..........................................................           4,000            43,281
   Toyota Motor Corp............................................................           4,180           154,169
   Toyota Motor Corp. Sponsored ADR.............................................          11,600           852,368
   Toyota Tsusho Corp...........................................................          18,600           353,338
   TPR Co., Ltd.................................................................           3,600            50,491
   Transcosmos, Inc.............................................................           3,900            51,718
  *Trend Micro, Inc.............................................................             500            15,902
   Trusco Nakayama Corp.........................................................           4,600            93,179
   TS Tech Co., Ltd.............................................................           7,500           130,188
  *TSI Holdings Co., Ltd........................................................          17,105            86,290
   Tsubakimoto Chain Co.........................................................          20,000           116,781
   Tsubakimoto Kogyo Co., Ltd...................................................           2,000             6,090
  *Tsudakoma Corp...............................................................          15,000            39,932
 #*Tsugami Corp.................................................................          10,000            70,456
   Tsukishima Kikai Co., Ltd....................................................           7,000            56,967
   Tsukuba Bank, Ltd............................................................          20,400            74,509
   TSUMURA & CO.................................................................             700            20,905
   Tsuruha Holdings, Inc........................................................           1,400            75,237
   Tsurumi Manufacturing Co., Ltd...............................................           4,000            30,728
   Tsutsumi Jewelry Co., Ltd....................................................           1,300            31,129
   Tsuzuki Denki Co., Ltd.......................................................           6,000            64,214
   TV Asahi Corp................................................................              14            24,576
   TV Tokyo Holdings Corp.......................................................             700             9,868
   Ube Industries, Ltd..........................................................          11,000            31,693
   Ube Material Industries, Ltd.................................................          18,000            56,488
   Uchida Yoko Co., Ltd.........................................................          10,000            28,681
  *UKC Holdings Corp............................................................             200             2,104

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  *Ulvac, Inc...................................................................          11,200   $       149,984
   Uniden Corp..................................................................          14,000            53,937
   Union Tool Co................................................................           1,100            19,433
   Unipres Corp.................................................................           2,300            71,970
   United Arrows, Ltd...........................................................           3,200            66,153
  *Unitika, Ltd.................................................................          71,000            42,882
   UNY Co., Ltd.................................................................          30,200           282,899
   U-Shin, Ltd..................................................................           8,600            66,391
   Ushio, Inc...................................................................           4,500            65,779
   USS Co., Ltd.................................................................             400            38,260
   Valor Co., Ltd...............................................................           8,600           138,598
   Vital KSK Holdings, Inc......................................................           5,300            44,387
   Wacoal Corp..................................................................          13,000           170,143
  #Wacom Co., Ltd...............................................................              12            20,260
 #*Wakachiku Construction Co., Ltd..............................................          15,000            22,707
   Warabeya Nichiyo Co., Ltd....................................................           3,200            45,624
   Watabe Wedding Corp..........................................................           1,400            13,283
   WATAMI Co., Ltd..............................................................           1,100            25,227
   Wood One Co., Ltd............................................................           6,000            21,564
   Xebio Co., Ltd...............................................................           5,000           123,412
   Y. A. C. Co., Ltd............................................................           3,200            27,188
   Yachiyo Bank, Ltd. (The).....................................................           3,200            77,216
   Yahagi Construction Co., Ltd.................................................           4,800            24,582
   Yaizu Suisankagaku Industry Co., Ltd.........................................             100               942
   Yakult Honsha Co., Ltd.......................................................             900            27,654
   Yamabiko Corp................................................................             700             8,777
   Yamada Denki Co., Ltd........................................................             950            60,781
   Yamagata Bank, Ltd...........................................................          29,000           147,821
   Yamaguchi Financial Group, Inc...............................................          36,000           345,438
   Yamaha Corp..................................................................          26,500           244,359
   Yamaha Motor Co., Ltd........................................................           7,200            95,568
   Yamanashi Chuo Bank, Ltd.....................................................          22,000            99,957
   Yamatake Corp................................................................           2,800            61,683
   Yamatane Corp................................................................          26,000            41,414
   Yamato Holdings Co., Ltd.....................................................           7,500           124,325
   Yamato Kogyo Co., Ltd........................................................           5,300           166,919
   Yamazaki Baking Co., Ltd.....................................................           6,000            79,567
   Yamazen Co., Ltd.............................................................           7,800            60,806
   Yaskawa Electric Corp........................................................           7,000            61,875
   Yasuda Warehouse Co., Ltd. (The).............................................           3,400            22,676
   Yellow Hat, Ltd..............................................................           4,400            69,387
   Yodogawa Steel Works, Ltd....................................................          22,000           101,728
   Yokogawa Bridge Holdings Corp................................................           8,000            59,761
  *Yokogawa Electric Corp.......................................................           9,200            91,038
   Yokohama Reito Co., Ltd......................................................          12,000            96,158
   Yokohama Rubber Co., Ltd.....................................................          28,000           168,250
   Yokowo Co., Ltd..............................................................           5,100            26,280
   Yomeishu Seizo Co., Ltd......................................................           2,000            20,090
   Yomiuri Land Co., Ltd........................................................          10,000            32,736
   Yondenko Corp................................................................           8,000            34,506
   Yonekyu Corp.................................................................           3,500            35,065
   Yonex Co., Ltd...............................................................           3,600            25,032
   Yorozu Corp..................................................................           2,800            67,558
  #Yoshinoya Holdings Co., Ltd..................................................              33            46,943
   Yuasa Trading Co., Ltd.......................................................          43,000            70,747
   Yuken Kogyo Co., Ltd.........................................................           7,000            15,560
  #Yukiguni Maitake Co., Ltd....................................................           1,100             4,753
   Yurtec Corp..................................................................          14,000            79,058
   Yusen Logistics Co., Ltd.....................................................           4,700            64,753
   Yushin Precision Equipment Co., Ltd..........................................           1,000            18,812
   Yushiro Chemical Industry Co., Ltd...........................................           3,800            42,357

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Zenrin Co., Ltd..............................................................           4,100   $        38,166
  #Zensho Co., Ltd..............................................................           1,500            20,369
   Zeon Corp....................................................................          10,000            88,016
   ZERIA Pharmaceutical Co., Ltd................................................           2,000            34,811
   Zuken, Inc...................................................................           5,900            44,524
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                       112,256,963
                                                                                                   ---------------

NETHERLANDS -- (1.9%)
   Aalberts Industries NV.......................................................          13,193           247,760
   Accell Group NV..............................................................           3,710            78,941
  *Aegon NV.....................................................................         117,427           570,475
 #*Aegon NV ADR.................................................................           7,400            35,964
  *AFC Ajax NV..................................................................              70               650
   Akzo Nobel NV................................................................          23,201         1,210,614
  *AMG Advanced Metallurgical Group NV..........................................           5,271            60,858
  #Amsterdam Commodities NV.....................................................           2,169            29,932
  *APERAM NV....................................................................             511            10,502
  #Arcadis NV...................................................................           6,043           116,842
   ArcelorMittal NV.............................................................           3,214            66,025
   ArcelorMittal NV ADR.........................................................          14,820           304,106
  #ASM International NV.........................................................           5,284           174,973
   ASML Holding NV ADR..........................................................          11,971           514,633
  *Ballast Nedam NV.............................................................             398             7,225
   BE Semiconductor Industries NV...............................................           6,199            45,584
   Beter Bed Holding NV.........................................................             942            19,979
  *BinckBank NV.................................................................          14,449           156,011
   Brunel International NV......................................................           1,958            69,265
   CSM NV.......................................................................           9,278           172,542
   Delta Lloyd NV...............................................................          16,371           300,040
   Exact Holding NV.............................................................           2,291            52,527
   Fugro NV.....................................................................           5,500           362,571
  #Grontmij NV..................................................................           3,945            26,420
   Heijmans NV..................................................................           3,105            36,854
   Heineken NV..................................................................           2,366           109,524
   Hunter Douglas NV............................................................              20               770
  #Imtech NV....................................................................           4,628           143,181
  *ING Groep NV.................................................................          22,658           206,722
  *ING Groep NV Sponsored ADR...................................................          72,426           659,801
 #*Kardan NV....................................................................          13,033            29,633
   KAS Bank NV..................................................................           2,222            25,125
   Kendrion NV..................................................................           1,665            40,132
   Koninklijke Ahold NV.........................................................          20,661           274,173
   Koninklijke Bam Groep NV.....................................................          55,414           239,795
   Koninklijke Boskalis Westminster NV..........................................           4,559           177,018
   Koninklijke DSM NV...........................................................           7,282           374,293
   Koninklijke Philips Electronics NV...........................................          19,522           395,412
   Koninklijke Ten Cate NV......................................................           7,061           219,596
   Koninklijke Vopak NV.........................................................           3,612           196,680
 #*Koninklijke Wessanen NV......................................................          20,316            73,790
  *LBi International NV.........................................................           8,387            22,035
   Macintosh Retail Group NV....................................................           5,853            74,531
   Mediq NV.....................................................................          14,404           229,342
   Nutreco NV...................................................................           5,131           364,143
  *Ordina NV....................................................................           9,981            13,625
   Philips Electronics NV ADR...................................................          16,736           339,071
   PostNL NV....................................................................           8,170            32,964
   Randstad Holdings NV.........................................................           5,692           194,402
   Reed Elsevier NV.............................................................           4,897            58,445
   Reed Elsevier NV ADR.........................................................           1,500            35,790
   SBM Offshore NV..............................................................          14,879           252,845
   Sligro Food Group NV.........................................................           2,779            78,437

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
NETHERLANDS -- (Continued)
  *SNS Reaal Groep NV...........................................................          28,066   $        67,240
   Telegraaf Media Groep NV.....................................................           5,819            75,020
   TKH Group NV.................................................................           5,465           125,120
   TNT Express NV...............................................................          16,033           134,643
 #*TomTom NV....................................................................          29,933           135,398
   Unit 4 NV....................................................................           5,665           132,605
   USG People NV................................................................          15,567           132,765
  *Wavin NV.....................................................................           8,724           104,752
   Wolters Kluwer NV............................................................           8,260           150,060
 #*Xeikon NV....................................................................           5,490            22,470
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                        10,612,641
                                                                                                   ---------------
NEW ZEALAND -- (0.3%)
  #Air New Zealand, Ltd.........................................................         114,230            85,749
   Auckland International Airport, Ltd..........................................         101,170           204,775
  *Chorus, Ltd. ADR.............................................................             463             6,194
   Contact Energy, Ltd..........................................................          52,576           207,398
   Ebos Group, Ltd..............................................................           1,560             9,204
  *Fisher & Paykel Appliances Holdings, Ltd.....................................         103,844            29,583
   Fisher & Paykel Healthcare Corp., Ltd........................................          32,478            56,976
   Fletcher Building, Ltd.......................................................          20,704           111,349
   Freightways, Ltd.............................................................           3,606            10,982
   Hallenstein Glasson Holdings, Ltd............................................             634             1,936
  *Heartland New Zealand, Ltd...................................................         106,802            43,213
   Infratil, Ltd................................................................          20,356            31,479
   Mainfreight, Ltd.............................................................           7,700            61,915
   New Zealand Oil & Gas, Ltd...................................................          44,026            26,304
   New Zealand Refining Co., Ltd................................................          14,184            33,138
  #Nuplex Industries, Ltd.......................................................          22,581            46,334
  *Pike River Coal, Ltd.........................................................          12,312                --
   Port of Tauranga, Ltd........................................................           9,930            85,560
   Restaurant Brands New Zealand, Ltd...........................................          16,668            27,215
   Ryman Healthcare, Ltd........................................................          15,947            37,219
   Sky City Entertainment Group, Ltd............................................          43,564           126,736
   Sky Network Television, Ltd..................................................          11,206            48,296
   Telecom Corp. of New Zealand, Ltd. Sponsored ADR.............................           2,313            20,285
   Tower, Ltd...................................................................          21,797            25,532
   TrustPower, Ltd..............................................................           8,996            52,714
   Vector, Ltd..................................................................           9,805            21,763
   Warehouse Group, Ltd.........................................................           2,591             6,507
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                         1,418,356
                                                                                                   ---------------

NORWAY -- (1.2%)
   ABG Sundal Collier Holding ASA...............................................          78,760            60,119
   Acta Holding ASA.............................................................          21,755             5,161
   Aker ASA Series A............................................................           4,406           124,083
  *Aker Kvaerner ASA............................................................           4,011            49,346
   Aktiv Kapital ASA............................................................           3,078            15,481
  *Algeta ASA...................................................................           1,286            33,183
 #*Archer, Ltd..................................................................          48,980           113,348
   Atea ASA.....................................................................          12,465           121,764
   Austevoll Seafood ASA........................................................          21,458            93,706
   Bonheur ASA..................................................................           1,949            42,957
   BW Offshore, Ltd.............................................................          85,320           129,002
   BWG Homes ASA................................................................           9,395            20,379
   Cermaq ASA...................................................................          12,381           170,777
  *Copeinca ASA.................................................................           2,400            15,199
  *Deep Sea Supply P.L.C........................................................          17,544            30,519
  *Det Norske Oljeselskap ASA...................................................           6,863           105,143
   DNB ASA......................................................................          46,946           495,286
  *DNO International ASA........................................................          82,820           115,089

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
NORWAY -- (Continued)
  *Dockwise, Ltd................................................................           3,104   $        52,332
 #*DOF ASA......................................................................           7,652            36,644
  *EDB ErgoGroup ASA............................................................          20,232            36,121
   Ekornes ASA..................................................................           2,840            55,146
  *Electromagnetic GeoServices ASA..............................................          24,789            69,684
  *Eltek ASA....................................................................          78,226            51,410
   Farstad Shipping ASA.........................................................           4,288           116,506
  *Fornebu Utvikling ASA........................................................          16,619             6,902
   Fred Olsen Energy ASA........................................................           2,043            77,164
 #*Frontline, Ltd...............................................................             320             1,637
   Ganger Rolf ASA..............................................................           3,945            78,667
   Golar LNG, Ltd. (7139695)....................................................           1,200            49,134
   Golar LNG, Ltd. (G9456A100)..................................................           3,400           139,400
  #Golden Ocean Group, Ltd......................................................          51,147            41,822
  *Hurtigruten ASA..............................................................          42,015            24,302
  *Kongsberg Automotive Holding ASA.............................................          71,445            27,172
   Kongsberg Gruppen ASA........................................................             960            19,405
  *Kvaerner ASA.................................................................          30,925            68,715
   Leroey Seafood Group ASA.....................................................           5,360            89,749
  #Marine Harvest ASA...........................................................         250,195           135,997
   Nordic Semiconductor ASA.....................................................          16,465            51,482
   Norsk Hydro ASA..............................................................          88,251           467,153
 #*Norske Skogindustrier ASA Series A...........................................          29,051            34,243
   Northern Offshore, Ltd.......................................................          31,223            69,462
  *Norwegian Air Shuttle ASA....................................................           5,812            77,353
  *Norwegian Energy Co. ASA.....................................................          38,070            38,678
   Odfjell ASA Series A.........................................................           5,645            38,903
  *Opera Software ASA...........................................................           4,000            19,944
   Orkla ASA....................................................................          61,534           499,228
  *Panoro Energy ASA............................................................          31,247            25,464
  *Petroleum Geo-Services ASA...................................................           9,278           119,183
  *Pronova BioPharma ASA........................................................          29,867            33,657
   Prosafe ASA..................................................................           2,344            18,234
 #*Renewable Energy Corp. ASA...................................................          26,492            19,776
   Schibsted ASA................................................................           3,070            87,839
  *Siem Offshore, Inc. ASA......................................................          27,826            44,107
   Solstad Offshore ASA.........................................................           2,300            38,534
  *Songa Offshore SE............................................................          24,048            93,165
   SpareBanken 1 SMN............................................................          21,303           138,428
  *Statoil Fuel & Retail ASA....................................................           6,406            47,464
   StatoilHydro ASA.............................................................           5,007           126,062
  #StatoilHydro ASA Sponsored ADR...............................................          12,080           305,141
   Stolt-Nielsen, Ltd...........................................................           2,575            55,504
   Storebrand ASA...............................................................          24,656           122,082
  *Subsea 7 SA..................................................................          22,925           464,712
   Telenor ASA..................................................................           8,010           130,653
   TGS Nopec Geophysical Co. ASA................................................           2,774            69,695
   Tomra Systems ASA............................................................          13,900           101,729
   Veidekke ASA.................................................................           6,669            48,548
   Wilh Wilhelmsen Holding ASA..................................................           3,806            93,333
   Yara International ASA.......................................................           2,135            86,101
                                                                                                   ---------------
TOTAL NORWAY....................................................................                         6,484,308
                                                                                                   ---------------

PORTUGAL -- (0.4%)
  #Altri SGPS SA................................................................          36,292            53,616
 #*Banco BPI SA.................................................................          40,747            25,683
 #*Banco Comercial Portugues SA.................................................         436,570            77,282
   Banco Espirito Santo SA......................................................         126,123           208,683
  *Banif SGPS SA................................................................           7,050             2,681
 #*Brisa SA.....................................................................           7,265            21,314
   Cimpor Cimentos de Portugal SA...............................................          10,270            69,243

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
  *EDP Renovaveis SA............................................................          39,805   $       229,318
   Galp Energia SGPS SA Series B................................................           5,327            86,007
  *Impresa SGPS SA..............................................................           2,341             1,442
  *Jeronimo Martins SGPS SA.....................................................           6,158           102,888
  *Martifer SGPS SA.............................................................             372               546
   Mota-Engil SGPS SA...........................................................          11,981            16,261
 #*Portucel-Empresa Produtora de Pasta de Papel SA..............................          53,785           127,394
 #*Portugal Telecom SA..........................................................         122,225           607,651
   Redes Energeticas Nacionais SA...............................................           7,924            21,400
  *Sag Gest - Solucoes Automovel Globais SGPS SA................................           5,778             3,325
  *Sociedade de Investimento e Gestao SGPS SA...................................          16,535           114,052
  *Sonae Industria SGPS SA......................................................          12,295            10,069
  #Sonae SGPS SA................................................................         221,546           127,046
   Sonaecom SGPS SA.............................................................          27,808            43,640
   Teixeira Duarte SA...........................................................          10,457             2,736
  #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.............          20,678            66,567
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                         2,018,844
                                                                                                   ---------------

SINGAPORE -- (1.4%)
  *Abterra, Ltd.................................................................          40,000            22,616
  *Asiasons Capital, Ltd........................................................         135,000            20,965
   ASL Marine Holdings, Ltd.....................................................          74,200            29,521
   AusGroup, Ltd................................................................          85,061            23,875
   Banyan Tree Holdings, Ltd....................................................          84,000            39,859
   Beng Kuang Marine, Ltd.......................................................          99,000            12,543
  *Biosensors International Group, Ltd..........................................          36,000            46,339
   Boustead Singapore, Ltd......................................................           8,000             5,484
   Breadtalk Group, Ltd.........................................................          23,000            10,237
   Bukit Sembawang Estates, Ltd.................................................          21,000            71,573
  *Bund Center Investment, Ltd..................................................          53,000             6,942
   Cape P.L.C...................................................................           3,895            24,064
   CapitaLand, Ltd..............................................................         215,101           448,486
   CapitaMalls Asia, Ltd........................................................         121,224           127,300
   Cerebos Pacific, Ltd.........................................................           7,000            29,770
   CH Offshore, Ltd.............................................................          65,000            20,026
   China Aviation Oil Singapore Corp., Ltd......................................          54,000            49,200
   China Sunsine Chemical Holdings, Ltd.........................................         113,000            22,919
   Chip Eng Seng Corp., Ltd.....................................................         155,000            53,430
   City Developments, Ltd.......................................................          15,000           117,320
   ComfortDelGro Corp., Ltd.....................................................          30,000            35,344
  #Cosco Corp Singapore, Ltd....................................................         107,000           100,006
   Creative Technology, Ltd.....................................................           3,750             7,114
   CSE Global, Ltd..............................................................         103,000            74,313
   CWT, Ltd.....................................................................          25,000            20,542
   DBS Group Holdings, Ltd......................................................          44,180           474,178
  *Delong Holdings, Ltd.........................................................          33,000             8,286
   Eu Yan Sang International, Ltd...............................................          20,000            10,709
   Ezion Holdings, Ltd..........................................................          41,000            24,316
 #*Ezra Holdings, Ltd...........................................................         127,000           105,679
   F.J. Benjamin Holdings, Ltd..................................................          75,000            19,933
  #First Resources, Ltd.........................................................          21,000            27,294
  #Fragrance Group, Ltd.........................................................          58,000            16,570
   Fraser & Neave, Ltd..........................................................          44,000           237,191
 #*Gallant Venture, Ltd.........................................................          51,000            11,913
  *GMG Global, Ltd..............................................................         432,000            47,326
   Golden Agri-Resources, Ltd...................................................         565,000           329,030
   Goodpack, Ltd................................................................          15,000            18,176
  #GuocoLand, Ltd...............................................................          53,333            78,216
   Guthrie GTS, Ltd.............................................................          35,000            13,877
  *Healthway Medical Corp., Ltd.................................................         184,125            12,421
   Hi-P International, Ltd......................................................          76,000            40,043

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   Ho Bee Investment, Ltd.......................................................          72,000   $        64,308
  *Hong Fok Corp., Ltd..........................................................          89,000            34,695
   Hong Leong Asia, Ltd.........................................................          28,000            38,110
   Hotel Grand Central, Ltd.....................................................           6,335             3,655
   Hotel Properties, Ltd........................................................          30,000            45,731
   HTL International Holdings, Ltd..............................................          41,000            11,384
   Hwa Hong Corp., Ltd..........................................................          21,000             7,333
  #Hyflux, Ltd..................................................................         112,500           122,650
  *Indofood Agri Resources, Ltd.................................................          96,000           109,856
   InnoTek, Ltd.................................................................          37,000            12,661
   Jardine Cycle & Carriage, Ltd................................................           1,000            40,730
  *Jaya Holdings, Ltd...........................................................          45,000            20,757
  *JES International Holdings, Ltd..............................................         101,000            18,418
   Keppel Corp., Ltd............................................................          11,000            94,671
  *Keppel Land, Ltd.............................................................         127,390           287,449
   Keppel Telecommunications & Transportation, Ltd..............................          42,000            36,788
   K-Green Trust, Ltd...........................................................           1,400             1,124
   M1, Ltd......................................................................          11,000            21,148
  *Manhattan Resources, Ltd.....................................................          47,000            33,978
   Marco Polo Marine, Ltd.......................................................          39,000            11,469
   Metro Holdings, Ltd..........................................................          52,200            29,885
  #Midas Holdings, Ltd..........................................................         330,000           100,412
  #Neptune Orient Lines, Ltd....................................................         156,250           161,143
   NSL, Ltd.....................................................................          16,000            17,697
  *Oceanus Group, Ltd...........................................................         141,000             8,160
  #Olam International, Ltd......................................................          24,000            49,377
   Orchard Parade Holdings, Ltd.................................................          46,000            51,197
   OSIM International, Ltd......................................................          51,000            52,486
   Otto Marine, Ltd.............................................................         111,000            11,630
   Oversea-Chinese Banking Corp., Ltd...........................................          30,264           206,205
  #Overseas Union Enterprise, Ltd...............................................          63,000           112,041
   Pan Pacific Hotels Group, Ltd................................................          31,000            45,895
   QAF, Ltd.....................................................................          72,563            36,509
  #Raffles Education Corp., Ltd.................................................         157,850            58,225
   Raffles Medical Group, Ltd...................................................          12,000            21,036
   Rotary Engineering, Ltd......................................................          15,000             7,570
  *S i2i, Ltd...................................................................         356,000            13,909
   Sakari Resources, Ltd........................................................          14,000            26,056
   SATS, Ltd....................................................................          43,380            78,880
   SC Global Developments, Ltd..................................................          51,000            42,473
   SembCorp Industries, Ltd.....................................................          27,000           102,113
  #SembCorp Marine, Ltd.........................................................           7,000            27,520
  *Sinarmas Land, Ltd...........................................................         178,000            42,977
   Singapore Airlines, Ltd......................................................          16,000           140,906
   Singapore Exchange, Ltd......................................................           9,000            46,371
   Singapore Land, Ltd..........................................................          22,000           102,535
   Singapore Post, Ltd..........................................................          96,000            74,347
  #Singapore Press Holdings, Ltd................................................          22,000            64,828
   Singapore Technologies Engineering, Ltd......................................           7,000            16,380
   Singapore Telecommunications, Ltd............................................          86,000           211,811
   SMRT Corp., Ltd..............................................................          25,000            34,599
   Stamford Land Corp., Ltd.....................................................         154,000            68,523
   StarHub, Ltd.................................................................           8,000            17,982
   Sunningdale Tech, Ltd........................................................         143,000            14,987
   Sunvic Chemical Holdings, Ltd................................................          90,000            37,811
   Super Group, Ltd.............................................................          22,000            24,295
  *Swiber Holdings, Ltd.........................................................          64,000            30,409
   Tat Hong Holdings, Ltd.......................................................          57,000            39,402
  *Transcu Group, Ltd...........................................................         383,999            15,264
   Tuan Sing Holdings, Ltd......................................................         156,000            36,505
   UMS Holdings, Ltd............................................................         144,000            53,665

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   United Engineers, Ltd........................................................          31,000   $        50,961
  #United Envirotech, Ltd.......................................................          83,000            23,703
  #United Industrial Corp., Ltd.................................................         103,000           225,475
   United Overseas Bank, Ltd....................................................          18,045           247,706
   UOB-Kay Hian Holdings, Ltd...................................................          49,000            62,238
   UOL Group, Ltd...............................................................          52,000           189,795
   Venture Corp., Ltd...........................................................          61,000           349,149
   WBL Corp., Ltd...............................................................           6,000            15,041
  #Wee Hur Holdings, Ltd........................................................          75,000            17,542
   Wheelock Properties, Ltd.....................................................          24,000            30,476
   Wilmar International, Ltd....................................................          13,000            55,160
   Wing Tai Holdings, Ltd.......................................................          82,000            80,097
   Yongnam Holdings, Ltd........................................................         108,000            21,881
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                         7,615,101
                                                                                                   ---------------
SPAIN -- (1.8%)
  #Abengoa SA...................................................................           4,872           103,105
   Abertis Infraestructuras SA..................................................           5,221            88,122
   Acciona SA...................................................................           3,261           262,217
  #Acerinox SA..................................................................          10,833           153,922
   Actividades de Construccion y Servicios SA...................................           1,883            58,186
   Almirall SA..................................................................          12,768            89,879
  *Amper SA.....................................................................           3,485             8,074
   Antena 3 de Television SA....................................................           5,451            34,436
   Banco Bilbao Vizcaya Argentaria SA...........................................          88,063           772,679
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.............................          33,815           296,219
  #Banco de Sabadell SA.........................................................         184,353           681,674
 #*Banco de Valencia SA.........................................................           6,013             3,618
  #Banco Espanol de Credito SA..................................................          10,729            54,773
  #Banco Pastor SA..............................................................          19,917            92,275
  #Banco Popular Espanol SA.....................................................          86,581           372,946
   Banco Santander SA (5705946).................................................         186,956         1,459,914
  *Banco Santander SA (B7LNLG9).................................................           4,064            31,630
   Banco Santander SA Sponsored ADR.............................................          51,766           407,916
  #Bankinter SA.................................................................          32,959           221,601
  *Baron de Ley SA..............................................................             967            53,769
   Bolsas y Mercados Espanoles SA...............................................           4,896           133,828
   CaixaBank SA.................................................................          70,673           355,599
  #Caja de Ahorros del Mediterraneo SA..........................................           8,736            15,369
   Campofrio Food Group SA......................................................           1,520            13,255
 #*Cementos Portland Valderrivas SA.............................................           1,746            17,364
 #*Cie Automotive SA............................................................          11,475            84,302
   Cintra Concesiones de Infraestructuras de Transporte SA......................          29,985           351,318
  *Codere SA....................................................................             530             4,602
   Construcciones y Auxiliar de Ferrocarriles SA................................             202           105,291
 #*Deoleo SA....................................................................         106,419            64,128
   Dinamia Capital Privado Sociedad de Capital Riesgo SA........................              27               143
  *Distribuidora Internacional de Alimentacion SA...............................           9,770            45,226
   Duro Felguera SA.............................................................           7,224            49,003
   Ebro Foods SA................................................................           7,979           152,887
   Elecnor SA...................................................................           4,468            58,513
   Enagas SA....................................................................           7,569           151,765
  *Ercros SA....................................................................          29,067            26,637
   Faes Farma SA................................................................          25,729            44,720
  *Fersa Energias Renovables SA.................................................           4,378             4,313
   Fluidra SA...................................................................             921             2,369
  #Fomento de Construcciones y Contratas SA.....................................           7,224           169,993
  #Gamesa Corp Tecnologica SA...................................................          35,490           139,214
   Gas Natural SDG SA...........................................................          18,758           307,405
  *Grifols SA...................................................................           2,915            53,289
   Grupo Catalana Occidente SA..................................................           5,505            98,862

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
   Grupo Empresarial Ence SA....................................................          41,921   $       103,021
   Iberdrola SA.................................................................         103,044           608,683
   Iberpapel Gestion SA.........................................................             130             2,202
   Indra Sistemas SA............................................................           9,762           128,757
  *Inmobiliaria Colonial SA.....................................................           1,264             3,054
  *Jazztel P.L.C................................................................          28,321           156,349
  *La Seda de Barcelona SA Series B.............................................         159,016             9,553
   Laboratorios Farmaceuticos Rovi SA...........................................           1,442             9,262
   Mapfre SA....................................................................           5,709            19,014
   Mediaset Espana Comunicacion SA..............................................          15,256            89,354
   Melia Hotels International SA................................................           3,757            22,213
   Miquel y Costas & Miquel SA..................................................           1,681            41,927
  *NH Hoteles SA................................................................          23,746            77,492
   Obrascon Huarte Lain SA......................................................           2,613            70,386
   Papeles y Cartones de Europa SA..............................................           7,764            26,665
   Pescanova SA.................................................................           2,233            77,006
 #*Promotora de Informaciones SA Series A.......................................          42,619            44,097
   Prosegur Cia de Seguridad SA.................................................           1,405            64,884
  *Realia Business SA...........................................................          14,616            21,061
   Red Electrica Corporacion SA.................................................           1,329            61,202
   Repsol YPF SA................................................................           2,075            57,217
  #Repsol YPF SA Sponsored ADR..................................................           8,150           225,836
 #*Sacyr Vallehermoso SA........................................................          15,442            74,060
   Solaria Energia y Medio Ambiente SA..........................................           8,257            10,884
   Tecnicas Reunidas SA.........................................................             999            36,320
  *Tubacex SA...................................................................          16,869            48,616
   Tubos Reunidos SA............................................................          23,431            51,351
   Unipapel SA..................................................................           2,843            43,977
   Vidrala SA...................................................................           4,009            95,522
   Viscofan SA..................................................................           3,785           146,069
  *Vocento SA...................................................................             845             1,971
  *Vueling Airlines SA..........................................................           2,854            21,623
   Zardoya Otis SA..............................................................             807            11,524
  *Zeltia SA....................................................................          14,869            34,102
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                        10,191,604
                                                                                                   ---------------

SWEDEN -- (2.8%)
   Aarhuskarlshamn AB...........................................................           3,387           100,290
   Acando AB....................................................................          18,648            41,756
  *Active Biotech AB............................................................           1,997             7,984
   AddTech AB Series B..........................................................           1,015            25,379
   AF AB Series B...............................................................           7,716           137,607
   Alfa Laval AB................................................................           4,247            87,180
  *Alliance Oil Co., Ltd. SDR...................................................          22,094           254,531
   Assa Abloy AB Series B.......................................................           6,882           187,263
   Avanza Bank Holding AB.......................................................           1,688            43,711
   Axfood AB....................................................................           1,350            49,271
   Axis Communications AB.......................................................           3,786            88,311
   B&B Tools AB Series B........................................................           5,073            49,333
  *BE Group AB..................................................................           8,493            30,747
   Beijer Alma AB...............................................................           2,460            46,427
  *Betsson AB...................................................................           2,228            57,137
   Bilia AB Series A............................................................           5,411            97,215
   Billerud AB..................................................................          22,195           195,308
   BioGaia AB Series B..........................................................             778            21,428
  *BioInvent International AB...................................................           5,547            15,234
  *Bjorn Borg AB................................................................           1,140             7,047
   Boliden AB...................................................................          47,533           815,339
  *Bure Equity AB...............................................................          19,350            57,988
  *Byggmax Group AB.............................................................           5,119            26,180
  *Castellum AB.................................................................           9,040           115,046

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *CDON Group AB................................................................           4,074   $        25,314
  #Clas Ohlson AB Series B......................................................           6,555            84,965
  *Concentric AB................................................................           8,712            59,168
   Concordia Maritime AB Series B...............................................          10,317            23,223
  *Duni AB......................................................................           5,674            49,597
   East Capital Explorer AB.....................................................           6,363            50,552
   Electrolux AB Series B.......................................................          33,179           609,601
   Elekta AB Series B...........................................................           6,166           295,044
 #*Eniro AB.....................................................................           6,848            15,211
 #*Etrion Corp..................................................................           5,406             2,903
  *Fabege AB....................................................................           5,720            50,003
   G & L Beijer AB Series B.....................................................           2,784           101,711
   Getinge AB Series B..........................................................           7,096           193,053
   Gunnebo AB...................................................................           8,531            34,505
   Hakon Invest AB..............................................................           8,061           119,852
   Haldex AB....................................................................           8,712            43,475
   Hexagon AB Series B..........................................................           9,529           164,900
   Hexpol AB....................................................................           4,560           141,255
  *HIQ International AB.........................................................           5,939            30,618
   Hoganas AB Series B..........................................................           4,200           146,391
   Holmen AB Series B...........................................................          12,415           360,093
   Hufvudstaden AB Series A.....................................................           2,399            25,282
  *Husqvarna AB Series A........................................................          16,643            87,858
  *Husqvarna AB Series B........................................................         104,925           555,038
   Industrial & Financial Systems AB Series B...................................           3,767            53,320
   Indutrade AB.................................................................           1,483            41,639
   Intrum Justitia AB...........................................................           6,733           106,237
   JM AB........................................................................          13,589           251,161
 #*KappAhl AB...................................................................           5,572             6,696
  *Klovern AB...................................................................           4,341            16,743
   KNOW IT AB...................................................................           1,998            16,914
  *Kungsleden AB................................................................           7,371            55,718
   Lagercrantz Group AB Series B................................................           2,159            16,353
   Lennart Wallenstam Byggnads AB Series B......................................           4,077            40,201
  *Lindab International AB......................................................          10,001            65,759
   Loomis AB Series B...........................................................          10,570           154,330
  *Lundin Petroleum AB..........................................................          11,237           253,754
  *Meda AB Series A.............................................................          38,678           409,222
  *Medivir AB Series B..........................................................           1,573            17,022
   Mekonomen AB.................................................................           1,728            61,557
  *Micronic Mydata AB...........................................................          22,549            37,481
   Millicom International Cellular SA SDR.......................................             763            75,537
   Modern Times Group AB Series B...............................................           2,146           107,623
  *NCC AB Series A..............................................................             516            10,616
   NCC AB Series B..............................................................          14,588           302,305
  *Net Entertainment NE AB......................................................           2,208            18,820
 #*Net Insight AB Series B......................................................          44,491            14,397
   New Wave Group AB Series B...................................................           9,990            42,885
  #NIBE Industrier AB Series B..................................................           5,798            88,544
 #*Nobia AB.....................................................................          27,864           106,596
   Nolato AB Series B...........................................................           3,097            27,149
   Nordea Bank AB...............................................................          80,010           671,638
  *Nordic Mines AB..............................................................           4,313            39,046
   Nordnet AB Series B..........................................................          12,734            34,282
   OEM International AB Series B................................................           1,100             9,568
   Orc Group AB.................................................................           1,183            14,985
  *Orexo AB.....................................................................           4,651            17,006
  #Oriflame Cosmetics SA SDR....................................................           2,391            76,263
  *PA Resources AB..............................................................         121,871            29,845
   Peab AB Series B.............................................................          39,992           223,706
  #Pricer AB Series B...........................................................          26,995            52,441

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
   ProAct IT Group AB...........................................................           1,449   $        31,542
   Proffice AB Series B.........................................................           6,502            25,118
   Ratos AB Series B............................................................          16,772           211,772
  *Rederi AB Transatlantic......................................................           4,088             6,202
  *Rezidor Hotel Group AB.......................................................          18,581            70,238
 #*RNB Retail & Brands AB.......................................................             953               406
   Rottneros AB.................................................................           4,960             1,691
   Saab AB Series B.............................................................          13,866           297,248
   Sandvik AB...................................................................           6,199            91,874
 #*SAS AB.......................................................................          26,212            34,136
   Scania AB Series B...........................................................           2,498            43,150
   Securitas AB Series B........................................................          11,450           107,876
   Skandinaviska Enskilda Banken AB Series A....................................          59,773           376,720
   Skanska AB Series B..........................................................          17,276           302,469
   SKF AB Series B..............................................................           3,930            93,114
  #Skistar AB...................................................................           4,280            55,692
  #SSAB AB Series A.............................................................          22,280           234,286
   SSAB AB Series B.............................................................          11,639           106,680
  *Svenska Cellulosa AB Series A................................................           5,303            88,301
   Svenska Cellulosa AB Series B................................................          49,102           821,421
   Svenska Handelsbanken AB Series A............................................          13,978           420,435
   Sweco AB Series B............................................................           2,946            25,518
   Swedbank AB Series A.........................................................          24,118           347,148
   Swedish Match AB.............................................................           1,500            52,300
  *Swedish Orphan Biovitrum AB..................................................          28,061            73,338
   Systemair AB.................................................................             819            10,979
   Tele2 AB Series B............................................................          15,451           295,460
  *Telefonaktiebolaget LM Ericsson AB Series A..................................           4,300            40,130
  *Telefonaktiebolaget LM Ericsson AB Series B..................................          70,980           660,556
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................             900             8,343
   TeliaSonera AB...............................................................          29,914           199,423
  *TradeDoubler AB..............................................................           8,288            38,607
   Trelleborg AB Series B.......................................................          56,071           529,819
  #Unibet Group P.L.C. SDR......................................................           3,049            75,443
   Vitrolife AB.................................................................             850             6,165
   Volvo AB Series A............................................................           4,136            53,863
   Volvo AB Series B............................................................          15,946           206,997
   Wihlborgs Fastigheter AB.....................................................           4,450            60,927
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                        15,500,070
                                                                                                   ---------------

SWITZERLAND -- (5.4%)
   ABB, Ltd.....................................................................          14,725           307,308
  #ABB, Ltd. Sponsored ADR......................................................          16,820           350,361
   Acino Holding AG.............................................................             822            92,567
   Actelion, Ltd................................................................           3,991           153,145
   Adecco SA....................................................................           6,199           295,177
   AFG Arbonia-Forster Holding AG...............................................           3,122            69,521
   Allreal Holding AG...........................................................           2,962           449,035
   Alpiq Holding AG.............................................................             183            33,905
   ALSO-Actebis Holding AG......................................................             321            13,731
  *Aryzta AG....................................................................          14,609           675,305
   Ascom Holding AG.............................................................           5,457            52,884
   Austriamicrosystems AG.......................................................           3,522           171,183
  *Autoneum Holding AG..........................................................             720            40,690
   Bachem Holdings AG...........................................................             796            29,053
   Baloise Holding AG...........................................................           9,639           740,207
   Bank Coop AG.................................................................           1,479            99,528
   Bank Sarasin & Cie AG Series B...............................................           5,539           168,380
   Banque Cantonale de Geneve SA................................................             110            24,490
   Banque Cantonale Vaudoise AG.................................................             408           206,636
   Banque Privee Edmond de Rothschild SA........................................               1            25,959

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Barry Callebaut AG...........................................................             160   $       150,648
  *Basilea Pharmaceutica AG.....................................................             672            28,476
 #*Basler Kantonalbank AG.......................................................             599            82,578
   Belimo Holdings AG...........................................................              60           113,927
  *Bell AG......................................................................              32            60,032
   Berner Kantonalbank AG.......................................................             793           216,110
  *BKW SA.......................................................................             645            25,225
  *Bobst Group AG...............................................................           2,031            55,311
   Bossard Holding AG...........................................................             598            81,347
   Bucher Industries AG.........................................................           1,226           242,483
   Burckhardt Compression Holding AG............................................             467           117,530
  *Burkhalter Holding AG........................................................               9             2,367
   Centralschweizerische Kraftwerke AG..........................................              31            11,122
   Charles Voegele Holding AG...................................................           1,289            26,382
   Cie Financiere Tradition SA..................................................             305            23,045
  *Clariant AG..................................................................          37,771           460,507
   Coltene Holding AG...........................................................             411            13,883
   Compagnie Financiere Richemont SA Series A...................................           4,765           270,823
   Conzzeta AG..................................................................              35            66,630
   Credit Suisse Group AG.......................................................          24,233           630,530
   Daetwyler Holding AG.........................................................           1,335            94,268
  *Dufry AG.....................................................................           2,291           260,888
  #EFG International AG.........................................................          12,631           109,282
   Emmi AG......................................................................             517           107,425
   EMS-Chemie Holding AG........................................................             439            79,166
   Energiedienst Holding AG.....................................................           1,191            61,131
   Ferrexpo P.L.C...............................................................          12,126            65,364
   Flughafen Zuerich AG.........................................................             982           373,356
   Forbo Holding AG.............................................................             249           149,884
  #Galenica Holding AG..........................................................             207           120,716
   GAM Holding AG...............................................................          47,767           612,012
  *Gategroup Holding AG.........................................................           5,048           142,795
   Geberit AG...................................................................             739           152,944
   George Fisher AG.............................................................             948           399,024
   Givaudan SA..................................................................             282           263,824
   Gurit Holding AG.............................................................              97            50,795
   Helvetia Holding AG..........................................................           1,290           433,936
   Holcim, Ltd..................................................................          24,022         1,374,815
  *Huber & Suhner AG............................................................           2,371           110,942
   Implenia AG..................................................................           3,147            90,974
   Inficon Holding AG...........................................................             241            46,864
  *Interroll Holding AG.........................................................             121            44,687
  *Intershop Holding AG.........................................................              51            17,822
   Julius Baer Group, Ltd.......................................................          27,417         1,117,319
   Kaba Holding AG..............................................................             359           134,135
  *Kardex AG....................................................................           1,109            17,346
   Komax Holding AG.............................................................             841            79,811
   Kudelski SA..................................................................           6,523            56,484
   Kuehne & Nagel International AG..............................................           1,113           140,222
  *Kuoni Reisen Holding AG Series B.............................................             731           216,699
  #LEM Holding SA...............................................................              28            12,116
   Liechtensteinische Landesbank AG.............................................           1,203            51,008
   Lindt & Spruengli AG.........................................................               1            34,221
 #*Logitech International SA....................................................          42,702           327,528
   Lonza Group AG...............................................................          12,398           671,550
   Luzerner Kantonalbank AG.....................................................             587           200,302
   Metall Zug AG................................................................              32           128,763
 #*Meyer Burger Technology AG...................................................           6,810           130,807
  *Micronas Semiconductor Holding AG............................................           8,922            74,973
  *Mikron Holding AG............................................................           4,766            31,562
  *Mobilezone Holding AG........................................................           2,526            27,596

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Mobimo Holding AG............................................................           1,529   $       353,364
  *Myriad Group AG..............................................................           4,819            20,984
   Nestle SA....................................................................          29,483         1,691,854
   Nobel Biocare Holding AG.....................................................           3,987            55,519
   Novartis AG..................................................................           3,867           209,875
   Novartis AG ADR..............................................................          25,578         1,390,420
  *OC Oerlikon Corp. AG.........................................................          39,551           271,312
   Orascom Development Holding AG...............................................           1,261            18,634
   Orell Fuessli Holding AG.....................................................             184            21,089
  *Panalpina Welttransport Holding AG...........................................           2,305           247,611
   Partners Group Holding AG....................................................             501            87,707
   Phoenix Mecano AG............................................................             168            94,142
  *Precious Woods Holding AG....................................................             152             1,709
  *PSP Swiss Property AG........................................................           1,506           125,835
   PubliGroupe SA...............................................................             558            79,428
  *Rieters Holdings AG..........................................................             609           112,987
   Romande Energie Holding SA...................................................              51            66,232
  *Schaffner Holding AG.........................................................              31             8,172
   Schindler Holding AG.........................................................             551            64,135
  *Schmolz & Bickenbach AG......................................................           5,880            41,159
   Schweiter Technologies AG....................................................             225           134,700
   Schweizerische National-Versicherungs-Gesellschaft AG........................           3,878           133,755
   SGS SA.......................................................................              48            86,409
  *Siegfried Holding AG.........................................................             817            75,885
   Sika AG......................................................................             177           366,104
   Sonova Holding AG............................................................             728            74,644
   St. Galler Kantonalbank AG...................................................             657           263,121
   Straumann Holding AG.........................................................             384            69,190
   Sulzer AG....................................................................           2,814           353,450
   Swatch Group AG (7184725)....................................................             720           304,623
   Swatch Group AG (7184736)....................................................           1,122            82,631
   Swiss Life Holding AG........................................................           5,294           526,340
  *Swiss Re, Ltd................................................................          31,448         1,711,328
   Swisscom AG..................................................................             339           134,019
   Swisslog Holding AG..........................................................          74,559            67,496
   Swissquote Group Holding SA..................................................           2,586           103,620
   Syngenta AG ADR..............................................................           1,600            97,120
   Synthes, Inc.................................................................           2,163           368,712
   Tamedia AG...................................................................             346            43,219
   Tecan Group AG...............................................................           1,744           127,535
 #*Temenos Group AG.............................................................           4,813            86,910
  *Tornos Holding AG............................................................           2,333            24,378
  *U-Blox AG....................................................................           1,145            55,860
  *UBS AG.......................................................................          52,017           709,679
 #*UBS AG ADR...................................................................          34,236           465,267
   Uster Technologies AG........................................................             302            13,433
   Valiant Holding AG...........................................................           3,653           455,541
   Valora Holding AG............................................................             744           172,291
   Vaudoise Assurances Holding SA...............................................             227            62,874
   Verwaltungs und Privat-Bank AG...............................................             990            90,196
  *Vetropack Holding AG.........................................................              45            87,095
 #*Von Roll Holding AG..........................................................          12,622            35,285
   Vontobel Holdings AG.........................................................           6,677           180,594
   VZ Holding AG................................................................             157            16,183
   Walliser Kantonalbank AG.....................................................              33            29,635
   WMH Walter Meier Holding AG..................................................             105            24,764
   Ypsomed Holdings AG..........................................................             784            46,136
   Zehnder Group AG.............................................................           2,320           145,202
   Zuger Kantonalbank AG........................................................              19           103,523
   Zurich Financial Services AG.................................................           7,485         1,801,411
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                        29,985,703
                                                                                                   ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (17.4%)
  *888 Holdings P.L.C...........................................................          29,087   $        24,078
   A.G. Barr P.L.C..............................................................           2,386            45,142
   Aberdeen Asset Management P.L.C..............................................          87,090           328,121
   Acal P.L.C...................................................................           3,887            10,585
   Admiral Group P.L.C..........................................................           3,611            53,648
   Aegis Group P.L.C............................................................          82,443           205,382
  *Afren P.L.C..................................................................         105,796           201,359
   African Barrick Gold, Ltd....................................................          30,305           246,445
   Aga Rangemaster Group P.L.C..................................................           9,912            12,524
   Aggreko P.L.C................................................................           4,825           159,605
   Amec P.L.C...................................................................          17,688           280,613
   Amlin P.L.C..................................................................         123,283           661,378
   Anglo American P.L.C.........................................................          48,414         2,009,342
   Anglo Pacific Group P.L.C....................................................          16,211            74,313
   Anite P.L.C..................................................................          44,555            69,436
   Antofagasta P.L.C............................................................           5,725           119,300
  *Ark Therapeutics Group P.L.C.................................................          14,764               836
   ARM Holdings P.L.C...........................................................          38,280           368,419
   Ashmore Group P.L.C..........................................................          13,543            79,385
   Ashtead Group P.L.C..........................................................         135,222           499,804
   Associated British Foods P.L.C...............................................          21,546           391,879
   Assura Group, Ltd............................................................          23,540            11,021
  #AstraZeneca P.L.C. Sponsored ADR.............................................           2,300           110,745
   Aveva Group P.L.C............................................................           5,527           137,573
   Aviva P.L.C..................................................................         194,827         1,074,425
   Aviva P.L.C. Sponsored ADR...................................................           8,681            95,665
   Babcock International Group P.L.C............................................          33,505           385,774
   BAE Systems P.L.C............................................................          49,239           239,276
   Balfour Beatty P.L.C.........................................................         104,362           451,471
   Barclays P.L.C...............................................................         140,947           479,162
   Barclays P.L.C. Sponsored ADR................................................          32,190           435,531
  *Barratt Developments P.L.C...................................................         238,083           410,666
   BBA Aviation P.L.C...........................................................          80,161           235,678
   Beazley P.L.C................................................................         127,704           282,546
   Bellway P.L.C................................................................          28,697           333,850
   Berendsen P.L.C..............................................................          38,043           276,533
  *Berkeley Group Holdings P.L.C. (The).........................................          28,573           571,452
   BG Group P.L.C...............................................................          36,356           819,193
  #BHP Billiton P.L.C. ADR......................................................           5,668           381,626
   Bloomsbury Publishing P.L.C..................................................           1,196             2,019
   Bodycote P.L.C...............................................................          46,517           223,966
   Booker Group P.L.C...........................................................          86,877            98,440
   Bovis Homes Group P.L.C......................................................          32,938           230,963
   BP P.L.C. Sponsored ADR......................................................          80,488         3,695,204
   Braemar Shipping Services P.L.C..............................................           1,245             7,310
   Brewin Dolphin Holdings P.L.C................................................          57,636           137,183
   British Polythene Industries P.L.C...........................................           4,284            24,908
   British Sky Broadcasting Group P.L.C.........................................           8,574            93,364
   Britvic P.L.C................................................................          20,218           109,722
   BT Group P.L.C...............................................................          16,974            54,606
   BT Group P.L.C. Sponsored ADR................................................           2,662            86,036
  *BTG P.L.C....................................................................          39,607           208,946
   Bunzl P.L.C..................................................................          16,317           221,644
   Burberry Group P.L.C.........................................................          14,668           310,845
   Bwin.Party Digital Entertainment P.L.C.......................................         164,386           415,992
   Cable & Wireless Communications P.L.C........................................         230,845           156,166
   Cable & Wireless Worldwide P.L.C.............................................         264,160            86,492
  *Cairn Energy P.L.C...........................................................          60,739           270,669
   Capita P.L.C.................................................................           9,318            90,409
   Capital & Counties Properties P.L.C..........................................           1,729             5,179
  *Capital & Regional P.L.C.....................................................          34,857            16,636

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Carclo P.L.C.................................................................           6,128   $        31,381
   Carillion P.L.C..............................................................         101,895           496,938
   Carnival P.L.C...............................................................           9,773           292,311
   Carnival P.L.C. ADR..........................................................             804            24,152
   Carpetright P.L.C............................................................           3,609            31,303
   Carphone Warehouse Group P.L.C...............................................          30,903            80,925
   Catlin Group, Ltd............................................................          85,470           546,335
  *Centamin P.L.C...............................................................          93,575           139,323
   Chemring Group P.L.C.........................................................          30,930           187,404
   Chesnara P.L.C...............................................................          28,258            78,562
   Chime Communications P.L.C...................................................           5,536            19,082
   Cineworld Group P.L.C........................................................          28,182            94,865
   Clarkson P.L.C...............................................................             893            16,224
   Close Brothers Group P.L.C...................................................          35,632           379,298
   Cobham P.L.C.................................................................         163,647           472,938
  *Colfax Corp..................................................................           1,715            52,097
   Collins Stewart Hawkpoint P.L.C..............................................          43,337            62,164
  *Colt Group SA................................................................          47,755            69,285
   Compass Group P.L.C..........................................................          28,033           260,547
   Computacenter P.L.C..........................................................          32,517           203,963
  *Connaught P.L.C..............................................................          17,457                --
   Consort Medical P.L.C........................................................           6,807            57,496
   Cookson Group P.L.C..........................................................          68,093           621,100
   Costain Group P.L.C..........................................................           2,521             7,768
   Cranswick P.L.C..............................................................          11,516           141,762
   Croda International P.L.C....................................................           7,616           232,701
   CSR P.L.C....................................................................          48,823           178,612
   Daily Mail & General Trust P.L.C. Series A...................................          26,509           182,824
   Dairy Crest Group P.L.C......................................................          36,421           180,186
   De La Rue P.L.C..............................................................          10,052           148,498
   Debenhams P.L.C..............................................................         310,957           329,954
   Dechra Pharmaceuticals P.L.C.................................................           5,343            44,303
   Development Securities P.L.C.................................................          18,402            42,662
   Devro P.L.C..................................................................          26,558           111,492
   Dialight P.L.C...............................................................           3,025            36,746
   Dignity P.L.C................................................................           6,668            82,049
   Diploma P.L.C................................................................          18,621           115,748
  *Dixons Retail P.L.C..........................................................         608,548           135,432
   Domino Printing Sciences P.L.C...............................................          16,343           152,960
  *Domino's Pizza UK & IRL P.L.C................................................           8,282            60,241
   Drax Group P.L.C.............................................................          62,444           523,551
   DS Smith P.L.C...............................................................          87,621           313,881
   Dunelm Group P.L.C...........................................................           2,288            16,556
   E2V Technologies P.L.C.......................................................          11,558            22,308
  *easyJet P.L.C................................................................          43,707           307,905
   Electrocomponents P.L.C......................................................          40,856           139,057
   Elementis P.L.C..............................................................          92,492           223,978
  *EnQuest P.L.C................................................................         135,557           227,579
  *Enterprise Inns P.L.C........................................................          98,745            58,046
   Eurasian Natural Resources Corp. P.L.C.......................................          22,701           247,705
   Euromoney Institutional Investor P.L.C.......................................           5,292            57,596
  *Evraz P.L.C..................................................................          23,957           169,277
  *Exillon Energy P.L.C.........................................................          12,528            49,462
   Experian P.L.C...............................................................           9,848           133,612
   F&C Asset Management P.L.C...................................................         116,620           121,991
   Fenner P.L.C.................................................................          40,245           280,614
   Fiberweb P.L.C...............................................................          45,220            39,217
   Fidessa Group P.L.C..........................................................           4,266           112,061
   Filtrona P.L.C...............................................................          26,942           161,079
  *Findel P.L.C.................................................................         203,693            11,256
   Firstgroup P.L.C.............................................................          72,429           354,304

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Fortune Oil P.L.C............................................................         101,751   $        17,734
   Fresnillo P.L.C..............................................................             219             6,001
   Fuller Smith & Turner P.L.C..................................................           7,612            85,717
   G4S P.L.C....................................................................          75,094           319,312
   Galliford Try P.L.C..........................................................          19,811           149,011
  *Gem Diamonds, Ltd............................................................          28,445            94,274
   Genus P.L.C..................................................................           8,505           136,757
   GKN P.L.C....................................................................         166,610           551,760
   Go-Ahead Group P.L.C.........................................................           4,714            94,380
   Greene King P.L.C............................................................          50,743           393,942
   Greggs P.L.C.................................................................          15,704           126,406
   Halfords Group P.L.C.........................................................          41,756           209,346
   Halma P.L.C..................................................................          26,394           147,441
  *Hardy Oil & Gas P.L.C........................................................           8,461            22,398
   Hardy Underwriting Group P.L.C...............................................           7,837            25,393
   Hargreaves Lansdown P.L.C....................................................          16,210           105,619
   Hays P.L.C...................................................................          32,961            37,133
   Headlam Group P.L.C..........................................................          17,739            75,623
   Helical Bar P.L.C............................................................          28,715            83,917
   Henderson Group P.L.C........................................................          99,993           174,829
  *Heritage Oil P.L.C...........................................................          45,942           136,001
   Hikma Pharmaceuticals P.L.C..................................................          15,446           174,975
   Hill & Smith Holdings P.L.C..................................................          18,702            87,456
   Hiscox, Ltd..................................................................          89,596           538,570
   Hochschild Mining P.L.C......................................................          22,123           172,471
   Home Retail Group P.L.C......................................................          73,941           125,311
   Homeserve P.L.C..............................................................          23,589           105,618
  *Howden Joinery Group P.L.C...................................................          77,176           130,795
   HSBC Holdings P.L.C. Sponsored ADR...........................................          92,254         3,858,985
   Hunting P.L.C................................................................          21,885           278,662
   Huntsworth P.L.C.............................................................          25,889            17,680
   Hyder Consulting P.L.C.......................................................             977             5,941
  *ICAP P.L.C...................................................................          52,569           278,596
   IG Group Holdings P.L.C......................................................          22,605           168,381
  *Imagination Technologies Group P.L.C.........................................           9,631            87,902
   IMI P.L.C....................................................................          15,182           204,850
   Imperial Tobacco Group P.L.C.................................................          12,246           438,556
   Inchcape P.L.C...............................................................          97,497           524,720
   Informa P.L.C................................................................          82,761           510,808
  *Inmarsat P.L.C...............................................................          45,303           286,197
  *Innovation Group P.L.C.......................................................         180,360            57,620
   Intercontinental Hotels Group P.L.C..........................................           4,777            97,414
   Intercontinental Hotels Group P.L.C. ADR.....................................           1,100            22,484
   Intermediate Capital Group P.L.C.............................................          61,578           267,236
  *International Consolidated Airlines Group SA.................................         189,265           529,506
  *International Ferro Metals, Ltd..............................................          82,212            25,951
   International Personal Finance P.L.C.........................................          31,376            94,265
   International Power P.L.C....................................................         155,255           821,768
   Interserve P.L.C.............................................................          37,094           170,809
   Intertek Group P.L.C.........................................................           2,666            88,859
   Invensys P.L.C...............................................................          82,156           262,325
   Investec P.L.C...............................................................         102,274           606,374
  *IP Group P.L.C...............................................................          56,362            76,790
   ITE Group P.L.C..............................................................          26,693            86,197
   ITV P.L.C....................................................................         269,602           318,997
   James Fisher & Sons P.L.C....................................................          11,653            91,112
   Jardine Lloyd Thompson Group P.L.C...........................................           7,270            78,273
   JD Sports Fashion P.L.C......................................................           3,602            40,646
   JD Wetherspoon P.L.C.........................................................          18,334           117,753
   JKX Oil & Gas P.L.C..........................................................          19,692            43,555
   John Menzies P.L.C...........................................................           6,307            56,164

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   John Wood Group P.L.C........................................................          57,830   $       600,915
   Johnson Matthey P.L.C........................................................           8,594           278,485
  *Jupiter Fund Management P.L.C................................................          17,640            63,483
   Kazakhmys P.L.C..............................................................          18,315           329,286
   Kcom Group P.L.C.............................................................          53,721            60,258
   Keller Group P.L.C...........................................................          10,016            55,760
   Kesa Electricals P.L.C.......................................................          56,339            59,927
   Kier Group P.L.C.............................................................           5,615           118,723
   Kingfisher P.L.C.............................................................         232,192           937,496
  *Kofax P.L.C..................................................................           6,690            27,765
   Ladbrokes P.L.C..............................................................          82,902           185,337
   Laird P.L.C..................................................................          69,271           183,218
   Lamprell P.L.C...............................................................          27,405           129,480
   Lancashire Holdings, Ltd.....................................................          37,355           405,536
   Laura Ashley Holdings P.L.C..................................................          22,105             7,498
   Lavendon Group P.L.C.........................................................          16,092            22,394
   Legal & General Group P.L.C..................................................         594,171         1,081,251
  *Lloyds Banking Group P.L.C...................................................         637,217           308,149
   Logica P.L.C.................................................................         189,599           227,153
   London Stock Exchange Group P.L.C............................................          24,527           336,916
  *Lonmin P.L.C.................................................................          32,819           535,640
   Lookers P.L.C................................................................          63,385            49,973
   Low & Bonar P.L.C............................................................          20,699            17,329
   LSL Property Services P.L.C..................................................           1,287             4,876
  *Man Group P.L.C..............................................................         175,697           321,192
   Management Consulting Group P.L.C............................................          29,849            14,774
   Marks & Spencer Group P.L.C..................................................          48,250           248,904
   Marshalls P.L.C..............................................................          18,574            27,321
   Marston's P.L.C..............................................................         149,111           228,249
  *McBride P.L.C................................................................          40,404            74,518
   Mears Group P.L.C............................................................          26,230           102,338
   Mecom Group P.L.C............................................................          31,967           108,012
   Meggitt P.L.C................................................................         105,432           604,078
   Melrose P.L.C................................................................          62,679           372,290
   Melrose Resources P.L.C......................................................          11,192            21,388
   Michael Page International P.L.C.............................................          15,548            95,488
   Micro Focus International P.L.C..............................................           5,049            33,691
   Millennium & Copthorne Hotels P.L.C..........................................          39,156           274,955
  *Misys P.L.C..................................................................          31,248           159,273
  *Mitchells & Butlers P.L.C....................................................          60,590           245,492
   Mitie Group P.L.C............................................................          73,516           294,398
   Mondi P.L.C..................................................................          65,218           520,047
   Moneysupermarket.com Group P.L.C.............................................          54,769            99,684
   Morgan Crucible Co. P.L.C....................................................          51,127           252,406
   Morgan Sindall P.L.C.........................................................           7,128            74,620
   Mothercare P.L.C.............................................................          14,702            45,761
  *Mouchel Group P.L.C..........................................................          18,593             2,262
   N Brown Group P.L.C..........................................................          43,294           157,107
   National Express Group P.L.C.................................................         106,793           365,403
  *NCC Group P.L.C..............................................................           3,591            48,700
   Next P.L.C...................................................................           3,701           152,951
  *Northgate P.L.C..............................................................          13,624            48,750
   Novae Group P.L.C............................................................          11,901            65,228
   Old Mutual P.L.C.............................................................         503,063         1,159,745
  *Optos P.L.C..................................................................           6,694            22,254
   Oxford Instruments P.L.C.....................................................           6,221            89,322
   Pace P.L.C...................................................................          53,548            72,040
   PayPoint P.L.C...............................................................           1,351            11,778
   Pearson P.L.C................................................................          12,174           225,417
   Pearson P.L.C. Sponsored ADR.................................................          21,531           399,615
  *Pendragon P.L.C..............................................................          96,948            17,528

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Pennon Group P.L.C...........................................................          21,112   $       231,650
   Persimmon P.L.C..............................................................          79,548           661,241
   Petrofac, Ltd................................................................           1,678            38,591
   Petropavlovsk P.L.C..........................................................          41,647           498,391
   Phoenix Group Holdings P.L.C.................................................          11,270           103,649
   Phoenix IT Group, Ltd........................................................          10,671            31,233
   Photo-Me International P.L.C.................................................          17,478            13,533
   Premier Farnell P.L.C........................................................          44,337           144,637
  *Premier Foods P.L.C..........................................................         389,683            73,827
  *Premier Oil P.L.C............................................................          71,199           461,247
   Provident Financial P.L.C....................................................           6,445            97,515
   Prudential P.L.C.............................................................          68,348           755,996
   Prudential P.L.C. ADR........................................................             800            17,752
   Psion P.L.C..................................................................          17,081            11,384
  *Punch Taverns P.L.C..........................................................         139,592            24,233
   PV Crystalox Solar P.L.C.....................................................          35,503             2,722
   PZ Cussons P.L.C.............................................................          16,088            77,436
   Qinetiq P.L.C................................................................         126,269           257,523
  *Quintain Estates & Development P.L.C.........................................         101,933            63,497
   R.E.A. Holdings P.L.C........................................................           1,822            18,919
   Randgold Resources, Ltd......................................................             810            92,230
   Rathbone Brothers P.L.C......................................................           8,079           146,042
   Raven Russia, Ltd............................................................          27,827            23,485
  *Redrow P.L.C.................................................................          57,033           110,918
   Reed Elsevier P.L.C..........................................................           3,037            25,163
   Reed Elsevier P.L.C. ADR.....................................................             300             9,939
   Regus P.L.C..................................................................         167,996           244,158
   Renishaw P.L.C...............................................................           5,590           122,990
  *Rentokil Initial P.L.C.......................................................          63,191            74,843
   Resolution, Ltd..............................................................         241,340         1,039,820
   Restaurant Group P.L.C.......................................................          16,156            75,579
   Rexam P.L.C..................................................................         142,831           843,426
  *Ricardo P.L.C................................................................           7,021            38,021
   Rightmove P.L.C..............................................................           7,424           150,474
   Rio Tinto P.L.C..............................................................           4,050           243,977
  #Rio Tinto P.L.C. Sponsored ADR...............................................           8,363           505,627
   RM P.L.C.....................................................................           9,841            12,113
   Robert Walters P.L.C.........................................................          16,237            50,644
   Robert Wiseman Dairies P.L.C.................................................          14,491            88,884
  *Rolls-Royce Holdings P.L.C...................................................          50,296           584,034
   Rotork P.L.C.................................................................           4,681           140,520
  *Royal Bank of Scotland Group P.L.C...........................................         161,522            67,770
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR............................           6,425            54,098
   Royal Dutch Shell P.L.C. ADR.................................................          88,550         6,494,257
   Royal Dutch Shell P.L.C. Series B............................................           6,539           238,981
   RPC Group P.L.C..............................................................          36,263           217,815
   RPS Group P.L.C..............................................................          57,151           187,955
   RSA Insurance Group P.L.C....................................................         658,760         1,101,136
   SABmiller P.L.C..............................................................          11,816           449,114
   Sage Group P.L.C.............................................................         103,070           476,865
   Sainsbury (J.) P.L.C.........................................................         114,735           522,188
  *Salamander Energy P.L.C......................................................          34,896           125,695
   Savills P.L.C................................................................          32,530           172,387
   Schroders P.L.C..............................................................          10,034           229,481
   Schroders P.L.C. Non-Voting..................................................           6,442           121,107
   SDL P.L.C....................................................................          12,648           129,506
   Senior P.L.C.................................................................          75,073           213,292
   Serco Group P.L.C............................................................          20,448           163,917
   Severfield-Rowen P.L.C.......................................................          22,934            71,138
   Severn Trent P.L.C...........................................................           4,142            99,639
   Shanks Group P.L.C...........................................................         107,075           166,173

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Shire P.L.C. ADR.............................................................           1,800   $       179,136
   SIG P.L.C....................................................................         143,837           226,301
   Smith & Nephew P.L.C.........................................................           7,200            69,776
   Smith & Nephew P.L.C. Sponsored ADR..........................................           1,400            68,068
   Smiths Group P.L.C...........................................................          14,750           223,551
   Smiths News P.L.C............................................................          20,687            30,925
  *Soco International P.L.C.....................................................          33,512           154,348
  *Southern Cross Healthcare P.L.C..............................................          27,167                --
   Spectris P.L.C...............................................................          18,022           435,565
   Speedy Hire P.L.C............................................................          63,745            27,159
   Spirax-Sarco Engineering P.L.C...............................................           4,673           146,013
   Spirent Communications P.L.C.................................................         122,722           230,076
  *Spirit Pub Co. P.L.C.........................................................         194,950           153,510
  *Sportech P.L.C...............................................................           2,757             2,077
  *Sports Direct International P.L.C............................................          28,039           108,418
   SSE P.L.C....................................................................          25,126           484,778
   St. Ives Group P.L.C.........................................................          15,536            20,456
   St. James's Place P.L.C......................................................          18,272           100,871
   St. Modwen Properties P.L.C..................................................          26,725            52,473
   Stagecoach Group P.L.C.......................................................          22,045            97,889
   Standard Chartered P.L.C.....................................................          60,540         1,463,119
   Standard Life P.L.C..........................................................         268,835           924,321
   Sthree P.L.C.................................................................          12,874            55,245
   Synergy Health P.L.C.........................................................          11,500           153,659
   TalkTalk Telecom Group P.L.C.................................................          61,807           119,948
   Tate & Lyle P.L.C............................................................          45,004           470,120
  *Taylor Wimpey P.L.C..........................................................         789,446           528,480
   Ted Baker P.L.C..............................................................             479             5,557
  *Telecity Group P.L.C.........................................................          11,774           120,231
   Telecom Plus P.L.C...........................................................           4,094            43,630
   Tesco P.L.C..................................................................          85,989           433,603
  #Thomas Cook Group P.L.C......................................................         131,861            28,119
   Travis Perkins P.L.C.........................................................          57,053           790,233
  *Trinity Mirror P.L.C.........................................................          60,279            43,971
   TT electronics P.L.C.........................................................          29,930            78,834
   TUI Travel P.L.C.............................................................         124,064           374,630
   Tullett Prebon P.L.C.........................................................          48,828           229,633
   Tullow Oil P.L.C.............................................................           7,446           163,550
   UBM P.L.C....................................................................          19,007           164,801
  *UK Coal P.L.C................................................................          31,121            16,154
   Ultra Electronics Holdings P.L.C.............................................           5,104           123,389
   Umeco P.L.C..................................................................          12,650            71,408
   Unite Group P.L.C............................................................          12,079            33,933
   United Utilities Group P.L.C.................................................           8,697            82,588
   UTV Media P.L.C..............................................................           3,155             5,234
  *Vectura Group P.L.C..........................................................          65,814            60,959
   Vedanta Resources P.L.C......................................................           5,868           110,919
   Victrex P.L.C................................................................           7,594           153,321
   Vitec Group P.L.C. (The).....................................................           5,635            49,493
   Vodafone Group P.L.C. Sponsored ADR..........................................         165,738         4,489,842
   Weir Group P.L.C. (The)......................................................           8,931           275,923
   WH Smith P.LC................................................................          19,644           171,048
   Whitbread P.L.C..............................................................          17,575           456,026
   William Hill P.L.C...........................................................          93,750           332,377
   William Morrison Supermarkets P.L.C..........................................         144,442           651,645
  *Wincanton P.L.C..............................................................           8,167            10,691
  *Wolfson Microelectronics P.L.C...............................................          14,929            37,434
   Wolseley P.L.C...............................................................          13,450           466,517
   WPP P.L.C....................................................................          38,072           448,211
   WPP P.L.C. Sponsored ADR.....................................................          13,042           764,522
   WS Atkins P.L.C..............................................................          13,476           149,010

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   WSP Group P.L.C..............................................................          10,790   $        42,506
  *Xchanging P.L.C..............................................................          36,593            39,794
   Xstrata P.L.C................................................................          77,287         1,315,524
 #*Yell Group P.L.C.............................................................         869,269            78,975
   Yule Catto & Co. P.L.C.......................................................          48,866           151,150
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                        96,222,583
                                                                                                   ---------------
UNITED STATES -- (0.0%)
  *International Minerals Corp..................................................           3,355            19,239
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       501,868,223
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Porsche Automobil Holding SE.................................................           2,021           124,454
                                                                                                   ---------------
SWEDEN -- (0.0%)
  *Klovern AB...................................................................             109             2,066
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                           126,520
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights..............................           6,648                --
  *VDM Group, Ltd. Warrants 11/30/13............................................          23,122               405
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                               405
                                                                                                   ---------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...................................................           7,342                10
  *Nyrstar NV STRIP VVPR........................................................          11,235                29
  *Tessenderlo Chemie NV STRIP VVPR.............................................             383                35
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                                74
                                                                                                   ---------------
CANADA -- (0.0%)
  *Compton Petroleum Corp. Warrants 08/23/14....................................             222               279
  *Duluth Metals, Ltd. Warrants 01/18/13........................................             952               427
                                                                                                   ---------------
TOTAL CANADA....................................................................                               706
                                                                                                   ---------------
GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................          95,654            22,684
                                                                                                   ---------------
HONG KONG -- (0.0%)
  *Allied Properties (H.K.), Ltd. Warrants 06/13/16.............................         130,108             1,694
                                                                                                   ---------------
SINGAPORE -- (0.0%)
  *Transcu Group, Ltd. Warrants 09/01/13........................................          95,999             1,526
                                                                                                   ---------------
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              12                 2
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            27,091
                                                                                                   ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                     SHARES/
                                                                                      FACE
                                                                                     AMOUNT            VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund..............................................      48,000,000   $    48,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $2,994,067) to be
     repurchased at $2,935,380..................................................   $       2,935         2,935,360
                                                                                                   ---------------
   TOTAL SECURITIES LENDING COLLATERAL..........................................                        50,935,360
                                                                                                   ---------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $506,661,312)^^......................................................                   $   552,957,194
                                                                                                   ===============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                             VALUATION INPUTS
                                       ----------------------------------------------------------
                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------------------------
                                           LEVEL 1           LEVEL 2     LEVEL 3        TOTAL
                                       --------------   --------------   -------   --------------
Common Stocks
   Australia........................   $    1,066,058    $  33,098,399      --     $   34,164,457
   Austria..........................               --        2,716,830      --          2,716,830
   Belgium..........................          692,898        5,247,114      --          5,940,012
   Canada...........................       59,310,612           42,641      --         59,353,253
   Denmark..........................               --        5,387,804      --          5,387,804
   Finland..........................           11,555        9,076,809      --          9,088,364
   France...........................        1,783,585       28,724,625      --         30,508,210
   Germany..........................        2,397,601       25,261,052      --         27,658,653
   Greece...........................           83,925        2,735,828      --          2,819,753
   Hong Kong........................           43,262       12,218,821      --         12,262,083
   Ireland..........................        1,083,382        3,116,384      --          4,199,766
   Israel...........................          702,640        2,093,964      --          2,796,604
   Italy............................          914,035       11,732,987      --         12,647,022
   Japan............................        2,965,795      109,291,168      --        112,256,963
   Netherlands......................        1,915,785        8,696,856      --         10,612,641
   New Zealand......................           26,479        1,391,877      --          1,418,356
   Norway...........................          444,541        6,039,767      --          6,484,308
   Portugal.........................            3,325        2,015,519      --          2,018,844
   Singapore........................           29,770        7,585,331      --          7,615,101
   Spain............................          929,971        9,261,633      --         10,191,604
   Sweden...........................            8,343       15,491,727      --         15,500,070
   Switzerland......................        2,328,393       27,657,310      --         29,985,703
   United Kingdom...................       21,870,059       74,352,524      --         96,222,583
   United States....................           19,239               --      --             19,239
Preferred Stocks
   Germany..........................               --          124,454      --            124,454
   Sweden...........................            2,066               --      --              2,066
Rights/Warrants
   Australia........................              405               --      --                405
   Belgium..........................               --               74      --                 74
   Canada...........................              279              427      --                706
   Greece...........................               --           22,684      --             22,684
   Hong Kong........................            1,694               --      --              1,694
   Singapore........................               --            1,526      --              1,526
   Spain............................                2               --      --                  2
   Securities Lending Collateral....               --       50,935,360      --         50,935,360
                                       --------------    -------------    ----     --------------
TOTAL...............................   $   98,635,699    $ 454,321,495      --     $  552,957,194
                                       ==============    =============    ====     ==============

               See accompanying Notes to Schedules of Investments.

                          WORLD EX U.S. VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company.............................................                   $    38,465,433
Investment in Dimensional Emerging Markets Value Fund...........................                        13,485,665
Investment in DFA International Small Cap Value Portfolio of
   DFA Investment Dimensions Group Inc..........................................         306,900         4,585,086
                                                                                                   ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $53,444,806)........................................................                        56,536,184
                                                                                                   ---------------
     TOTAL INVESTMENTS - (100.0%) (Cost $53,444,806)^^..........................                   $    56,536,184
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                      ---------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------------------
                                          LEVEL 1      LEVEL 2   LEVEL 3        TOTAL
                                      --------------   -------   -------    -------------
Affiliated Investment Companies....   $   56,536,184      --        --      $  56,536,184
                                      --------------     ---       ---      -------------
TOTAL..............................   $   56,536,184      --        --      $  56,536,184
                                      ==============     ===       ===      =============

                 See accompanying Notes to Financial Statements.

                   SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc..........................................         741,941       $ 8,294,900
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc..........................................         826,102         8,211,454
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc..........................................         206,985         3,988,601
                                                                                                   ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $19,614,700)........................................................                        20,494,955
                                                                                                   ---------------
   TOTAL INVESTMENTS - (100.0%) (Cost $19,614,700)^^............................                   $    20,494,955
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                      -----------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------------------
                                          LEVEL 1       LEVEL 2    LEVEL 3        TOTAL
                                      --------------   ---------   -------   --------------
Affiliated Investment Companies....   $   20,494,955         --       --     $   20,494,955
Futures Contracts**................           18,721         --       --             18,721
Forward Currency Contracts**.......               --   $(75,974)      --            (75,974)
                                      --------------   ---------     ---     --------------
TOTAL..............................   $   20,513,676   $(75,974)      --     $   20,437,702
                                      ==============   ========      ===     ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                           EMERGING MARKETS PORTFOLIO

                                                                                                        VALUE+
                                                                                                   --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company.............................................................   $2,574,526,433
                                                                                                   --------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $1,526,541,007)^^................................................................   $2,574,526,433
                                                                                                   ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

                        EMERGING MARKETS VALUE PORTFOLIO

                                                                                                        VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund
   The DFA Investment Trust Company.............................................................   $15,422,202,315
                                                                                                   ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $14,587,280,061)^^...............................................................   $15,422,202,315
                                                                                                   ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                                                        VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company.............................................................   $ 2,083,765,626
                                                                                                   ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $1,740,313,370)^^................................................................   $ 2,083,765,626
                                                                                                   ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

               See accompanying Notes to Schedules of Investments.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (85.5%)
BRAZIL -- (7.8%)
   AES Tiete SA.................................................................         117,109   $     1,479,279
  *Aliansce Shopping Centers SA.................................................          16,344           136,574
   All America Latina Logistica SA..............................................         961,136         5,528,512
   Amil Participacoes SA........................................................         199,240         1,994,453
   Anhanguera Educacional Participacoes SA......................................         208,790         2,808,245
   B2W Cia Global Do Varejo SA..................................................         132,300           789,014
   Banco Bradesco SA............................................................       1,175,090        17,446,105
   Banco do Brasil SA...........................................................       1,439,921        22,408,111
   Banco Santander Brasil SA ADR................................................       1,972,363        17,987,951
   Bematech SA..................................................................          68,000           166,186
  *BHG SA - Brazil Hospitality Group............................................           2,900            26,557
   BM&F Bovespa SA..............................................................       4,726,089        29,727,403
   BR Malls Participacoes SA....................................................         819,617         8,945,797
   Brasil Brokers Participacoes SA..............................................         376,981         1,471,503
   Brasil Telecom SA............................................................          89,700           602,723
   Brasil Telecom SA ADR........................................................          39,644           252,929
   BRF - Brasil Foods SA........................................................         266,506         5,277,649
   BRF - Brasil Foods SA ADR....................................................         946,180        18,951,985
   Brookfield Incorporacoes SA..................................................         738,790         2,596,251
   Camargo Correa Desenvolvimento Imobiliario SA................................          74,110           169,242
   CCR SA.......................................................................         855,200         5,951,941
  *Centrais Eletricas Brasileiras SA............................................         111,500         1,145,504
   Centrais Eletricas Brasileiras SA ADR........................................         109,213         1,598,878
  #Centrais Eletricas Brasileiras SA Sponsored ADR..............................         227,027         2,317,946
   CETIP SA.....................................................................         272,865         4,208,855
  *Cia de Saneamento Basico do Estado de Sao Paulo..............................          17,100           570,979
 #*Cia de Saneamento Basico do Estado de Sao Paulo ADR..........................         106,750         7,033,758
   Cia de Saneamento de Minas Gerais-Copasa SA..................................         155,062         3,433,693
   Cia Energetica de Minas Gerais SA............................................          73,850         1,246,050
   Cia Hering SA................................................................         179,452         4,313,750
   Cia Providencia Industria e Comercio SA......................................          20,100            70,980
   Cia Siderurgica Nacional SA..................................................         170,500         1,780,921
   Cia Siderurgica Nacional SA Sponsored ADR....................................         903,045         9,274,272
   Cielo SA.....................................................................         226,234         6,739,629
   Cosan SA Industria e Comercio................................................         369,806         5,983,525
   CPFL Energia SA..............................................................         107,200         1,582,967
  #CPFL Energia SA ADR..........................................................          65,478         1,941,423
   CR2 Empreendimentos Imobiliarios SA..........................................          27,200            83,288
   Cremer SA....................................................................          65,600           589,469
   CSU Cardsystem SA............................................................          48,750           122,489
   Cyrela Brazil Realty SA Empreendimentos e Participacoes......................         776,900         7,194,507
  *Cyrela Commercial Properties SA Empreendimentos e Participacoes..............           7,634            69,471
   Diagnosticos da America SA...................................................         550,941         5,297,510
  *Direcional Engenharia SA.....................................................         120,895           657,339
   Duratex SA...................................................................         665,686         3,730,006
   EcoRodovias Infraestrutura e Logistica SA....................................         333,428         2,347,278
  *Embraer SA...................................................................         233,006         1,608,318
   Embraer SA ADR...............................................................         280,781         7,699,015
   Energias do Brazil SA........................................................         161,640         3,765,309
   Equatorial Energia SA........................................................         175,300         1,234,083
   Estacio Participacoes SA.....................................................         192,125         2,184,938
   Eternit SA...................................................................         212,847         1,106,142
   Even Construtora e Incorporadora SA..........................................         613,164         2,526,775
   EZ Tec Empreendimentos e Participacoes SA....................................         169,080         1,716,735
  *Fertilizantes Heringer SA....................................................          91,708           600,994
   Fibria Celulose SA...........................................................          54,796           446,911
  #Fibria Celulose SA Sponsored ADR.............................................         510,692         4,080,429
   Fleury SA....................................................................         114,644         1,499,322

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Forjas Taurus SA.............................................................          51,317   $        55,805
   Gafisa SA....................................................................         168,400           459,746
   Gafisa SA ADR................................................................         681,100         3,691,562
  *General Shopping Brasil SA...................................................         106,300           786,664
   Gerdau SA....................................................................         570,782         4,508,237
  #Gol Linhas Aereas Inteligentes SA ADR........................................         132,200           912,180
   Grendene SA..................................................................         286,538         1,393,986
   Guararapes Confeccoes SA.....................................................          14,900           654,860
   Helbor Empreendimentos SA....................................................         140,823         1,877,962
  *Hypermarcas SA...............................................................         613,951         3,731,776
  *IdeiasNet SA.................................................................         179,643           295,087
   Iguatemi Empresa de Shopping Centers SA......................................          95,922         2,042,844
   Industrias Romi SA...........................................................          57,300           215,465
   Inepar SA Industria e Construcoes............................................          21,595            32,135
   Iochpe-Maxion SA.............................................................         202,269         3,415,142
   Itau Unibanco Holding SA.....................................................         296,000         5,165,430
  *JBS SA.......................................................................       1,908,170         6,978,712
   JHSF Participacoes SA........................................................         319,729         1,037,582
   Joao Fortes Engenharia SA....................................................          10,500            51,683
  *JSL SA.......................................................................         111,718           469,328
  *Kepler Weber SA..............................................................       2,599,700           342,222
  *Kroton Educacional SA (B23DNH7)..............................................         173,073         2,040,581
  *Kroton Educacional SA (B75L7J4)..............................................          57,591           675,719
   Light SA.....................................................................         157,000         2,465,705
  *LLX Logistica SA.............................................................         433,350           885,451
   Localiza Rent a Car SA.......................................................         212,800         3,494,295
  *Log-in Logistica Intermodal SA...............................................         147,779           636,045
   Lojas Americanas SA..........................................................         141,748         1,237,212
   Lojas Renner SA..............................................................         179,832         6,072,624
   LPS Brasil Consultoria de Imoveis SA.........................................          53,736           989,097
  *Lupatech SA..................................................................          85,100           204,567
   M. Dias Branco SA............................................................         111,197         2,945,397
  *Magnesita Refratarios SA.....................................................         388,879         1,406,659
   Mahle-Metal Leve SA Industria e Comercio.....................................          38,182         1,065,346
   Marcopolo SA.................................................................           8,300            30,165
   Marfrig Alimentos SA.........................................................         351,947         1,615,508
   Marisa Lojas SA..............................................................          75,756           867,170
   Metalfrio Solutions SA.......................................................          41,821           136,675
   Mills Estruturas e Servicos de Engenharia SA.................................         166,328         2,063,868
   Minerva SA...................................................................         215,530           650,093
  *MMX Mineracao e Metalicos SA.................................................         729,180         3,426,378
  *MPX Energia SA...............................................................          75,619         2,029,837
   MRV Engenharia e Participacoes SA............................................         844,607         6,501,811
   Multiplan Empreendimentos Imobiliarios SA....................................         153,104         3,505,128
   Multiplus SA.................................................................          92,704         1,629,960
   Natura Cosmeticos SA.........................................................         245,900         5,266,471
   Obrascon Huarte Lain Brasil SA...............................................          57,617         2,077,206
   OdontoPrev SA................................................................         168,564         2,817,118
  *OGX Petroleo e Gas Participacoes SA..........................................         372,369         3,527,190
  *OSX Brasil SA................................................................         145,000         1,115,385
   Paranapanema SA..............................................................         841,096         1,646,376
   PDG Realty SA Empreendimentos e Participacoes................................       3,229,115        13,085,013
   Petroleo Brasileiro SA.......................................................         265,200         4,084,554
   Petroleo Brasileiro SA ADR...................................................       2,194,239        67,034,001
  *Plascar Participacoes Industriais SA.........................................         204,200           225,564
   Porto Seguro SA..............................................................         287,621         3,419,121
  *PortX Operacoes Portuarias SA................................................          96,700           104,603
   Positivo Informatica SA......................................................          91,600           305,124
   Profarma Distribuidora de Produtos Farmaceuticos SA..........................           9,700            66,066
   Raia Drogasil SA.............................................................         250,852         2,081,819
   Redecard SA..................................................................         343,370         6,190,565

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Redentor Energia SA..........................................................             100   $           406
  *Restoque Comercio e Confeccoes de Roupas SA..................................          61,973         1,013,730
   Rodobens Negocios Imobiliarios SA............................................          58,700           359,484
   Rossi Residencial SA.........................................................         511,056         2,761,200
   Santos Brasil Participacoes SA...............................................         107,521         1,659,708
  *Sao Carlos Empreendimentos e Participacoes SA................................           8,800           125,815
   Sao Martinho SA..............................................................         141,487         1,632,542
   SLC Agricola SA..............................................................         133,845         1,225,687
   Souza Cruz SA................................................................         369,800         4,812,988
  *Springs Global Participacoes SA..............................................         129,200           238,848
   Sul America SA...............................................................         499,292         5,029,498
  #TAM SA Sponsored ADR.........................................................          20,300           439,698
   Tecnisa SA...................................................................         380,095         2,023,170
   Tegma Gestao Logistica SA....................................................          55,100           835,078
   Tele Norte Leste Participacoes SA............................................         106,700         1,215,887
   Telefonica Brasil SA.........................................................          75,990         1,896,271
  *Tempo Participacoes SA.......................................................         223,997           538,454
  *Tereos Internacional SA......................................................          66,488           102,365
   Terna Participacoes SA.......................................................          14,500           347,728
   Tim Participacoes SA.........................................................         279,566         1,552,078
 #*Tim Participacoes SA ADR.....................................................         154,853         4,467,509
   Totvs SA.....................................................................         211,650         3,638,946
   Tractebel Energia SA.........................................................         164,756         2,860,976
   Trisul SA....................................................................          35,585            58,453
   Triunfo Participacoes e Investimentos SA.....................................          62,024           310,972
   Ultrapar Participacoes SA....................................................         446,536         9,034,482
   Usinas Siderurgicas de Minas Gerais SA.......................................         258,044         2,501,869
   Vale SA Sponsored ADR........................................................       2,044,628        51,729,088
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
   Identificacao SA.............................................................         131,829         1,622,963
  *Vanguarda Agro SA............................................................       4,236,046           872,812
  *Viver Incorporadora e Construtora SA.........................................         399,828           478,274
   WEG Industrias SA............................................................         511,885         5,707,143
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       555,355,865
                                                                                                   ---------------

CHILE -- (1.7%)
   AES Gener SA.................................................................       4,792,891         2,772,682
   Aguas Andinas SA Series A....................................................       5,369,051         3,184,516
   Banco de Chile SA............................................................       8,397,797         1,261,890
  #Banco de Chile SA Series F ADR...............................................          38,104         3,425,169
   Banco de Credito e Inversiones SA............................................          72,720         4,643,518
   Banco Santander Chile SA.....................................................         988,793            77,780
   Banco Santander Chile SA ADR.................................................          48,792         3,976,548
   Banmedica SA.................................................................         311,480           574,046
   Besalco SA...................................................................         804,602         1,284,990
   CAP SA.......................................................................         122,745         5,141,507
   Cementos Bio-Bio SA..........................................................         180,149           230,866
   Cencosud SA..................................................................       1,509,802         8,585,233
  *Cia Cervecerias Unidas SA....................................................          68,962           863,821
  #Cia Cervecerias Unidas SA ADR................................................          40,662         2,547,881
   Cia General de Electricidad SA...............................................         244,809         1,319,658
   Cintac SA....................................................................         149,288            75,160
   Clinica LAS Condes SA........................................................              39             3,094
   Colbun SA....................................................................      11,974,491         3,136,362
  *Compania Sud Americana de Vapores SA.........................................       9,265,513         1,866,484
   Corpbanca SA.................................................................     236,062,862         3,489,082
  #Corpbanca SA ADR.............................................................           5,400           119,934
   Cristalerias de Chile SA.....................................................          58,676           555,011
   E.CL SA......................................................................       1,086,846         3,133,194
   Embotelladora Andina SA Series A ADR.........................................             598            13,467
  #Embotelladora Andina SA Series B ADR.........................................          22,249           616,297
   Empresa Electrica Pilmaiquen SA..............................................          30,933           142,835

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHILE -- (Continued)
   Empresa Nacional de Electricidad SA..........................................       1,458,690   $     2,251,296
  #Empresa Nacional de Electricidad SA Sponsored ADR............................         135,840         6,369,538
   Empresas CMPC SA.............................................................       2,357,380         9,384,924
   Empresas Copec SA............................................................         726,475        10,860,033
  *Empresas Hites SA............................................................         258,760           164,225
   Empresas Iansa SA............................................................       9,521,573           765,057
   Empresas La Polar SA.........................................................         521,714           231,779
   Enersis SA...................................................................       2,136,500           773,808
   Enersis SA Sponsored ADR.....................................................         389,395         7,129,822
   ENTEL Chile SA...............................................................         234,521         4,267,939
   Forus SA.....................................................................         138,010           426,719
   Gasco SA.....................................................................          24,536           152,227
   Grupo Security SA............................................................         319,049           107,085
   Inversiones Aguas Metropolitanas SA..........................................       1,291,011         2,014,618
  *Invertec Pesquera Mar de Chiloe SA...........................................         185,642            66,085
   Lan Airlines SA..............................................................          42,299         1,056,701
  #Lan Airlines SA Sponsored ADR................................................         113,725         2,854,498
  *Madeco SA....................................................................      20,105,398           940,242
   Masisa SA....................................................................       6,989,412           709,462
   Molibdenos y Metales SA......................................................          65,601           936,776
   Multiexport Foods SA.........................................................       1,612,175           449,284
   Parque Arauco SA.............................................................       1,189,531         2,112,434
   PAZ Corp. SA.................................................................         493,755           218,855
   Ripley Corp. SA..............................................................       1,637,098         1,719,985
   S.A.C.I. Falabella SA........................................................         295,370         2,526,267
   Salfacorp SA.................................................................         386,485         1,022,031
  *Sigdo Koppers SA.............................................................         920,597         1,760,314
   Socovesa SA..................................................................       1,079,219           408,329
  *Sonda SA.....................................................................         684,505         1,863,731
   Soquimic Comercial SA........................................................         134,454            45,948
   Vina Concha Y Toro SA........................................................       1,197,439         2,557,346
   Vina Concha Y Toro SA Sponsored ADR..........................................           8,778           362,092
   Vina San Pedro Tarapaca SA...................................................      16,383,152           109,976
                                                                                                   ---------------
TOTAL CHILE.....................................................................                       119,660,451
                                                                                                   ---------------

CHINA -- (13.7%)
 #*361 Degrees International, Ltd...............................................       1,833,000           731,424
  *A8 Digital Music Holdings, Ltd...............................................         526,000            59,611
  #Agile Property Holdings, Ltd.................................................       3,475,525         3,862,837
 #*Agricultural Bank of China, Ltd. Series H....................................      22,822,460        11,270,232
   Air China, Ltd. Series H.....................................................       2,884,000         2,281,518
  #Ajisen China Holdings, Ltd...................................................         867,000           999,642
 #*Alibaba.com, Ltd.............................................................       1,547,000         1,662,994
  #Aluminum Corp. of China, Ltd. ADR............................................         241,300         2,936,621
  #Aluminum Corp. of China, Ltd. Series H.......................................         464,000           225,999
   AMVIG Holdings, Ltd..........................................................         960,000           455,402
  #Angang Steel Co., Ltd. Series H..............................................       2,741,160         1,963,775
  #Anhui Conch Cement Co., Ltd. Series H........................................       1,413,000         4,760,505
   Anhui Expressway Co., Ltd. Series H..........................................       1,118,000           672,879
   Anhui Tianda Oil Pipe Co., Ltd. Series H.....................................         524,130           101,163
  #Anta Sports Products, Ltd....................................................         941,000           943,765
  #Anton Oilfield Services Group................................................       2,904,000           403,953
  *Anxin-China Holdings, Ltd....................................................       6,005,000         1,143,716
   Asia Cement China Holdings Corp..............................................       1,374,500           664,439
  *Asia Energy Logistics Group, Ltd.............................................      10,040,000           146,350
   Asian Citrus Holdings, Ltd...................................................       1,843,000         1,001,494
  *AVIC International Holding HK, Ltd...........................................       5,796,000           186,553
   AviChina Industry & Technology Co., Ltd. Series H............................       3,541,212         1,636,515
   Bank of China, Ltd. Series H.................................................      88,256,702        37,604,413
   Bank of Communications Co., Ltd. Series H....................................      11,069,618         8,849,564
   Baoye Group Co., Ltd. Series H...............................................         385,440           177,031

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *BaWang International Group Holding, Ltd......................................       3,842,000   $       465,866
   BBMG Corp. Series H..........................................................       2,221,702         1,674,384
   Beijing Capital International Airport Co., Ltd. Series H.....................       5,416,000         2,800,886
   Beijing Capital Land, Ltd. Series H..........................................       3,052,000           688,355
  *Beijing Development HK, Ltd..................................................         467,000            73,449
   Beijing Enterprises Holdings, Ltd............................................       1,291,528         7,482,061
 #*Beijing Enterprises Water Group, Ltd.........................................       5,940,469         1,631,304
   Beijing Jingkelong Co., Ltd. Series H........................................         430,512           363,138
  #Beijing North Star Co., Ltd. Series H........................................       1,600,000           274,101
  *Beijing Properties Holdings, Ltd.............................................       3,036,967           166,178
  #Belle International Holdings, Ltd............................................       3,128,114         5,072,487
  *Boer Power Holdings, Ltd.....................................................         114,000            31,813
   Bosideng International Holdings, Ltd.........................................       6,464,157         1,832,136
 #*Brilliance China Automotive Holdings, Ltd....................................       3,386,000         3,619,404
 #*BYD Co., Ltd. Series H.......................................................         877,300         2,737,446
  *BYD Electronic International Co., Ltd........................................       3,189,222         1,077,535
   C C Land Holdings, Ltd.......................................................       4,619,961         1,004,923
  #C.P. Pokphand Co., Ltd.......................................................       6,747,658           843,580
   Catic Shenzhen Holdings, Ltd. Series H.......................................         290,000           121,601
   Central China Real Estate, Ltd...............................................       1,880,074           411,013
   Centron Telecom International Holdings, Ltd..................................       1,237,594           191,174
  *CGN Mining Co., Ltd..........................................................         410,000            49,109
  #Chaoda Modern Agriculture Holdings, Ltd......................................       5,616,910           796,694
  *Chaowei Power Holdings, Ltd..................................................       1,014,000           383,525
  *Chigo Holding, Ltd...........................................................       5,380,000           123,386
   China Aerospace International Holdings, Ltd..................................       4,772,600           368,811
   China Agri-Industries Holdings, Ltd..........................................       4,071,000         3,300,394
 #*China All Access Holdings, Ltd...............................................         612,000           133,799
   China Aoyuan Property Group, Ltd.............................................       2,508,000           316,435
   China Automation Group, Ltd..................................................       1,951,000           555,409
   China BlueChemical, Ltd. Series H............................................       3,159,122         2,397,084
   China Chengtong Development Group, Ltd.......................................       2,466,000            98,397
  #China Citic Bank Corp., Ltd. Series H........................................      16,357,607        10,350,602
   China Coal Energy Co., Ltd. Series H.........................................       7,279,168         9,099,468
   China Communications Construction Co., Ltd. Series H.........................       9,456,387         8,788,420
  #China Communications Services Corp., Ltd. Series H...........................       6,669,327         2,970,103
   China Construction Bank Corp. Series H.......................................      75,779,302        60,386,835
  *China Corn Oil Co., Ltd......................................................          33,000            15,843
  #China COSCO Holdings Co., Ltd. Series H......................................       5,149,500         2,930,557
  *China Daye Non-Ferrous Metals Mining, Ltd....................................         750,000            38,681
   China Dongxiang Group Co., Ltd...............................................       9,016,888         1,499,115
 #*China Eastern Airlines Corp., Ltd. Series H..................................       2,216,000           789,454
 #*China Energine International Holdings, Ltd...................................       2,896,000           108,192
   China Everbright International, Ltd..........................................       4,217,000         1,807,570
   China Everbright, Ltd........................................................       2,164,896         3,540,720
  #China Foods, Ltd.............................................................       1,348,000         1,064,365
   China Gas Holdings, Ltd......................................................       5,730,000         2,665,301
  *China Glass Holdings, Ltd....................................................       1,402,000           243,429
  *China Grand Forestry Green Resources Group, Ltd..............................         795,500            73,766
   China Green Holdings, Ltd....................................................       2,199,000           624,233
   China Haidian Holdings, Ltd..................................................       4,644,000           502,710
  #China High Precision Automation Group, Ltd...................................       1,360,000           470,852
  #China High Speed Transmission Equipment Group Co., Ltd.......................       4,311,007         2,271,714
   China Huiyuan Juice Group, Ltd...............................................       1,763,000           626,706
  *China ITS Holdings Co., Ltd..................................................         195,000            29,100
  *China Liansu Group Holdings, Ltd.............................................         718,000           380,594
  #China Life Insurance Co., Ltd................................................       2,313,000         6,789,442
  #China Life Insurance Co., Ltd. ADR...........................................         309,448        13,597,145
  *China Lilang, Ltd............................................................         648,000           593,083
   China Longyuan Power Group Corp. Series H....................................       3,511,000         2,648,746
 #*China Lumena New Materials Corp..............................................       7,038,000         1,383,892

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *China Medical System Holdings, Ltd...........................................         840,200   $       549,507
   China Mengniu Dairy Co., Ltd.................................................       1,428,000         3,793,173
  #China Merchants Bank Co., Ltd. Series H......................................       5,283,563        11,594,579
   China Merchants Holdings International Co., Ltd..............................       2,253,236         7,468,716
  #China Metal Recycling Holdings, Ltd..........................................       1,140,933         1,352,454
  *China Mining Resources Group, Ltd............................................      17,504,900           255,058
  #China Minsheng Banking Corp., Ltd. Series H..................................       8,165,500         7,568,033
   China Mobile, Ltd. Sponsored ADR.............................................       1,161,571        59,333,047
  #China Molybdenum Co., Ltd. Series H..........................................       3,182,000         1,569,380
  #China National Building Material Co., Ltd. Series H..........................       5,700,000         6,854,052
   China National Materials Co., Ltd. Series H..................................       2,984,000         1,247,586
  *China Nickel Resources Holding Co., Ltd......................................         964,000            82,024
 #*China Ocean Resources Co., Ltd...............................................         134,560           681,976
  *China Oil & Gas Group, Ltd...................................................      10,660,000           877,809
   China Oilfield Services, Ltd. Series H.......................................       2,102,000         3,405,040
   China Overseas Grand Oceans Group, Ltd.......................................          83,000            76,884
  #China Overseas Land & Investment, Ltd........................................       5,210,033         9,639,626
   China Pacific Insurance Group Co., Ltd. Series H.............................       2,159,465         7,185,553
   China Petroleum & Chemical Corp. ADR.........................................         176,059        21,153,489
   China Petroleum & Chemical Corp. Series H....................................       5,892,000         7,086,668
   China Pharmaceutical Group, Ltd..............................................       2,068,000           498,810
  #China Power International Development, Ltd...................................       6,895,200         1,752,159
 #*China Power New Energy Development Co., Ltd..................................       9,840,000           462,070
 #*China Precious Metal Resources Holdings Co., Ltd.............................       5,387,682           986,491
  *China Properties Group, Ltd..................................................       1,611,000           485,678
  *China Qinfa Group, Ltd.......................................................       1,926,000           418,653
   China Railway Construction Corp., Ltd. Series H..............................       3,905,687         2,532,563
   China Railway Group, Ltd. Series H...........................................       4,029,000         1,442,072
  *China Rare Earth Holdings, Ltd...............................................       3,488,000           762,913
 #*China Renewable Energy Investment, Ltd.......................................         395,408            14,774
  #China Resources Cement Holdings, Ltd.........................................       3,242,000         2,334,157
   China Resources Enterprise, Ltd..............................................       1,730,000         5,949,850
 #*China Resources Gas Group, Ltd...............................................         904,000         1,301,894
  #China Resources Land, Ltd....................................................       3,760,681         6,654,939
  #China Resources Power Holdings Co., Ltd......................................       1,658,000         3,240,254
 #*China Rongsheng Heavy Industries Group Holdings, Ltd.........................       5,067,500         1,591,690
  *China Sanjiang Fine Chemicals Co., Ltd.......................................         299,000            78,223
   China SCE Property Holdings, Ltd.............................................         746,000           149,045
  *China Seven Star Shopping, Ltd...............................................       5,180,000            17,374
  #China Shanshui Cement Group, Ltd.............................................       3,834,645         2,818,508
   China Shenhua Energy Co., Ltd. Series H......................................       2,579,000        11,326,400
   China Shineway Pharmaceutical Group, Ltd.....................................         963,000         1,390,062
 #*China Shipping Container Lines Co., Ltd. Series H............................       9,270,300         2,063,233
   China Shipping Development Co., Ltd. Series H................................       3,270,000         2,261,817
 #*China Singyes Solar Technologies Holdings, Ltd...............................         604,000           283,964
  #China South City Holdings, Ltd...............................................       5,050,000           702,789
 #*China Southern Airlines Co., Ltd. ADR........................................          38,470           990,602
 #*China Southern Airlines Co., Ltd. Series H...................................       1,920,000           980,405
   China Starch Holdings, Ltd...................................................       7,520,000           246,735
   China State Construction International Holdings, Ltd.........................       2,145,520         1,698,702
   China Sunshine Paper Holdings Co., Ltd.......................................         426,000            38,871
  *China Suntien Green Energy Corp., Ltd. Series H..............................       1,482,000           275,076
  *China Taiping Insurance Holdings Co., Ltd....................................       1,316,400         2,443,950
  #China Telecom Corp., Ltd. ADR................................................         128,021         7,180,698
  *China Tontine Wines Group, Ltd...............................................       1,034,000           118,563
  #China Travel International Investment Hong Kong, Ltd.........................       8,599,892         1,616,152
   China Unicom Hong Kong, Ltd..................................................          42,000            77,302
  #China Unicom Hong Kong, Ltd. ADR.............................................         884,817        16,342,570
 #*China Vanadium Titano - Magnetite Mining Co., Ltd............................       2,670,000           549,471
  #China Water Affairs Group, Ltd...............................................       2,738,000           838,871
   China Wireless Technologies, Ltd.............................................       6,000,000         1,065,733

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #China Yurun Food Group, Ltd..................................................       3,235,000   $     5,341,177
  *China Zenith Chemical Group, Ltd.............................................         228,992             9,308
  #China Zhongwang Holdings, Ltd................................................       4,615,979         1,849,834
  *Chinasoft International, Ltd.................................................       1,770,000           516,952
  *Chinese People Holdings Co., Ltd.............................................       1,058,000            34,826
 #*Chongqing Iron & Steel Co., Ltd. Series H....................................       1,684,000           262,517
   Chongqing Machinery & Electric Co., Ltd. Series H............................       3,041,962           611,105
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....................       1,061,000           318,065
 #*CIMC Enric Holdings, Ltd.....................................................         756,000           311,465
 #*Citic 21CN Co., Ltd..........................................................       3,468,000           191,931
   Citic Pacific, Ltd...........................................................       3,222,567         6,164,195
 #*Citic Resources Holdings, Ltd................................................       8,458,000         1,241,414
  *Clear Media, Ltd.............................................................         130,000            55,797
  *CNNC International, Ltd......................................................         240,898            75,631
   CNOOC, Ltd...................................................................       4,063,000         8,245,992
  #CNOOC, Ltd. ADR..............................................................         148,376        30,179,678
  *Coastal Greenland, Ltd.......................................................       1,946,000            71,218
  #Comba Telecom Systems Holdings, Ltd..........................................       2,150,573         1,502,431
 #*Comtec Solar Systems Group, Ltd..............................................       1,512,000           276,121
  #COSCO International Holdings, Ltd............................................       1,328,000           562,714
   COSCO Pacific, Ltd...........................................................       4,105,686         5,718,142
  *Coslight Technology International Group, Ltd.................................         186,000            46,471
  #Country Garden Holdings Co., Ltd.............................................       8,496,099         3,668,479
   CPMC Holdings, Ltd...........................................................         604,000           283,717
  #CSR Corp., Ltd. Series H.....................................................       2,210,324         1,456,754
   DaChan Food Asia, Ltd........................................................         696,087           120,184
   Dalian Port (PDA) Co., Ltd. Series H.........................................       2,632,000           617,276
  #Daphne International Holdings, Ltd...........................................       1,266,000         1,632,333
  *Daqing Dairy Holdings, Ltd...................................................         210,000            40,577
  #Datang International Power Generation Co., Ltd. Series H.....................       3,146,000         1,045,430
   Dawnrays Pharmaceutical Holdings, Ltd........................................         697,491           197,791
  *DBA Telecommunication Asia Holdings, Ltd.....................................          84,000            27,661
   Digital China Holdings, Ltd..................................................       1,469,000         2,421,323
  #Dongfang Electric Co., Ltd. Series H.........................................         261,600           772,312
   Dongfeng Motor Corp. Series H................................................       3,626,000         6,775,574
  *Dongiang Environmental Co., Ltd. Series H....................................          19,600            63,063
  #Dongyue Group Co., Ltd.......................................................       1,691,000         1,407,682
  #Dynasty Fine Wines Group, Ltd................................................       1,260,000           298,767
   Embry Holdings, Ltd..........................................................         222,000           120,223
  *Enerchina Holdings, Ltd......................................................       4,931,850            47,809
   ENN Energy Holdings, Ltd.....................................................       1,234,000         3,748,937
  #Evergrande Real Estate Group, Ltd............................................      10,334,000         4,896,488
  *Evergreen International Holdings, Ltd........................................          94,000            22,771
 #*Extrawell Pharmaceutical Holdings, Ltd.......................................       3,492,079           197,995
   Fantasia Holdings Group Co., Ltd.............................................       5,285,519           551,589
   First Tractor Co., Ltd. Series H.............................................       1,236,000         1,269,750
  #Fosun International, Ltd.....................................................       4,050,785         2,481,417
  #Franshion Properties China, Ltd..............................................      10,542,976         2,565,441
  #Fufeng Group, Ltd............................................................       2,372,000         1,191,513
  #GCL-Poly Energy Holdings, Ltd................................................      13,732,320         4,712,354
   Geely Automobile Holdings, Ltd...............................................      10,045,000         2,977,989
   Global Bio-Chem Technology Group Co., Ltd....................................       6,477,600         1,449,943
  *Global Sweeteners Holdings, Ltd..............................................       1,280,699           148,496
 #*Glorious Property Holdings, Ltd..............................................       7,741,712         1,236,302
   Goldbond Group Holdings, Ltd.................................................         650,000            25,944
  #Golden Eagle Retail Group, Ltd...............................................         609,000         1,399,379
 #*Golden Meditech Holdings, Ltd................................................       3,684,000           512,461
   Goldlion Holdings, Ltd.......................................................         549,866           211,001
  #GOME Electrical Appliances Holding, Ltd......................................      21,983,660         5,241,114
  #Good Friend International Holdings, Inc......................................         317,333           155,356
  *Goodtop Tin International Holdings, Ltd......................................       3,340,000           357,121

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #Great Wall Motor Co., Ltd. Series H..........................................       1,421,250   $     2,429,487
   Great Wall Technology Co., Ltd. Series H.....................................       1,158,000           260,830
   Greentown China Holdings, Ltd................................................       2,208,000           988,358
  #Guangdong Investment, Ltd....................................................       4,294,000         2,485,317
   Guangshen Railway Co., Ltd...................................................         782,000           285,114
  #Guangshen Railway Co., Ltd. Sponsored ADR....................................          55,320         1,010,143
   Guangzhou Automobile Group Co., Ltd. Series H................................       3,959,480         4,294,766
   Guangzhou Investment Co., Ltd................................................      14,666,800         2,510,749
  #Guangzhou Pharmaceutical Co., Ltd. Series H..................................         366,000           286,937
  #Guangzhou R&F Properties Co., Ltd. Series H..................................       2,428,732         2,375,493
  #Guangzhou Shipyard International Co., Ltd. Series H..........................         734,000           643,908
  *Haier Electronics Group Co., Ltd.............................................       1,193,000         1,226,732
   Hainan Meilan International Airport Co., Ltd. Series H.......................         372,000           277,701
  #Haitian International Holdings, Ltd..........................................       1,031,000         1,076,836
   Harbin Electric Co., Ltd. Series H...........................................       1,954,587         1,888,229
   Henderson Investment, Ltd....................................................         377,000            28,656
  *Heng Tai Consumables Group, Ltd..............................................      10,947,589           486,863
   Hengan International Group Co., Ltd..........................................         604,122         5,398,338
  #Hengdeli Holdings, Ltd.......................................................       4,196,000         1,606,439
 #*Hi Sun Technology (China), Ltd...............................................       3,954,000         1,063,121
  #Hidili Industry International Development, Ltd...............................       3,069,000         1,144,592
 #*Hisense Kelon Electrical Holdings Co., Ltd. Series H.........................       1,186,000           232,133
   HKC Holdings, Ltd............................................................       8,107,210           286,987
  #Hong Kong Resources Holdings Co., Ltd........................................       1,764,000           115,971
  *Honghua Group, Ltd...........................................................       3,122,000           333,662
  *Hopefluent Group Holdings, Ltd...............................................         138,000            27,534
  #Hopewell Highway Infrastructure, Ltd.........................................       1,796,528           984,387
  #Hopson Development Holdings, Ltd.............................................       2,126,000         1,301,119
  #Hua Han Bio-Pharmaceutical Holdings, Ltd.....................................       3,231,233           575,668
  *Hua Lien International Holding Co., Ltd......................................          92,000             6,945
  #Huabao International Holdings, Ltd...........................................       3,505,986         2,380,061
 #*Huadian Power International Corp. Series H...................................       2,294,000           528,775
  #Huaneng Power International, Inc. ADR........................................         107,717         2,591,671
 #*Hunan Nonferrous Metal Corp., Ltd. Series H..................................       4,912,000         1,442,103
   Huscoke Resources Holdings, Ltd..............................................       7,165,800           130,164
   Industrial & Commercial Bank of China, Ltd. Series H.........................      74,340,725        52,015,123
   Inspur International, Ltd....................................................      10,500,000           331,208
  *Interchina Holdings Co.......................................................       5,792,500           369,306
  #International Mining Machinery Holdings, Ltd.................................       1,210,500         1,325,020
  *International Taifeng Holdings, Ltd..........................................         114,000            43,788
  #Intime Department Store Group Co., Ltd.......................................       1,884,000         2,284,516
   Jiangsu Express Co., Ltd. Series H...........................................       2,102,000         2,090,678
   Jiangxi Copper Co., Ltd. Series H............................................       1,860,000         4,718,536
  #Jingwei Textile Machinery Co., Ltd. Series H.................................         520,000           252,391
   Ju Teng International Holdings, Ltd..........................................       2,846,090           370,581
  *Kai Yuan Holdings, Ltd.......................................................      14,550,000           348,940
 #*Kaisa Group Holdings, Ltd....................................................       4,415,684           893,307
   Kasen International Holdings, Ltd............................................         258,000            36,732
   Kingboard Chemical Holdings, Ltd.............................................       1,506,805         5,178,069
  #Kingboard Laminates Holdings, Ltd............................................       2,669,484         1,420,704
  #Kingdee International Software Group Co., Ltd................................       3,705,600         1,107,195
  #Kingsoft Corp., Ltd..........................................................       2,079,000           848,501
   Kingway Brewery Holdings, Ltd................................................         963,361           296,969
   Kunlun Energy Co., Ltd.......................................................       3,110,000         4,897,430
  #KWG Property Holding, Ltd....................................................       3,905,644         1,614,832
   Lai Fung Holdings, Ltd.......................................................       6,503,000           159,154
   Le Saunda Holdings, Ltd......................................................         624,000           221,582
  #Lee & Man Paper Manufacturing, Ltd...........................................       4,730,200         1,930,105
   Lenovo Group, Ltd............................................................       6,800,000         5,413,184
  #Li Ning Co., Ltd.............................................................       2,339,000         2,415,711
   Lianhua Supermarket Holdings Co., Ltd. Series H..............................         603,200           779,371

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Lijun International Pharmaceutical Holding, Ltd..............................       4,445,000   $       567,394
   Lingbao Gold Co., Ltd. Series H..............................................       1,022,000           451,054
   Little Sheep Group, Ltd......................................................         656,000           549,818
  #LK Technology Holdings, Ltd..................................................         707,500           192,632
  #Longfor Properties Co., Ltd..................................................       2,276,000         2,989,093
  #Lonking Holdings, Ltd........................................................       4,652,000         1,879,850
   Loudong General Nice Resources China Holdings, Ltd...........................       3,868,591           304,287
  #Maanshan Iron & Steel Co., Ltd. Series H.....................................       4,374,000         1,508,722
   Magic Holdings International, Ltd............................................         198,000            74,936
 #*Maoye International Holdings, Ltd............................................       3,640,000           881,025
  *Media China Corp., Ltd.......................................................       1,675,000            17,634
  #Metallurgical Corp of China, Ltd. Series H...................................       5,851,000         1,363,250
   Min Xin Holdings, Ltd........................................................         568,000           300,178
 #*Mingfa Group International Co., Ltd..........................................       2,034,000           645,000
  *Mingyuan Medicare Development Co., Ltd.......................................       8,400,000           286,672
   Minmetals Land, Ltd..........................................................       3,969,644           439,435
 #*Minmetals Resources, Ltd.....................................................       3,704,000         1,737,121
  #Minth Group, Ltd.............................................................       1,421,000         1,531,254
 #*Nam Fong International Holdings, Ltd.........................................         757,242            85,667
  *Nan Hai Corp, Ltd............................................................      48,500,000           212,457
  *Nanjing Panda Electronics Co., Ltd. Series H.................................         386,000            76,419
   NetDragon Websoft, Inc.......................................................         334,456           194,517
  #New World China Land, Ltd....................................................       7,235,700         1,751,957
   New World Department Store China, Ltd........................................       1,214,538           737,006
   Nine Dragons Paper Holdings, Ltd.............................................       4,118,000         2,771,292
  *Northeast Electric Development Co., Ltd......................................         284,000            28,479
  *NVC Lighting Holdings, Ltd...................................................       1,919,000           788,324
 #*O-Net Communications Group, Ltd..............................................         201,000            54,059
 #*Oriental Ginza Holdings, Ltd.................................................         356,000            17,024
  *Overseas Chinese Town Asia Holdings, Ltd.....................................         213,817            61,887
   Pacific Online, Ltd..........................................................         589,195           303,894
  #Parkson Retail Group, Ltd....................................................       1,515,000         1,801,302
   PCD Stores Group, Ltd........................................................       6,884,000         1,045,447
  #*Peak Sport Products Co., Ltd................................................       2,559,000           560,208
  *PetroAsian Energy Holdings, Ltd..............................................      13,040,000           328,869
   PetroChina Co., Ltd..........................................................       4,156,000         6,042,102
  #PetroChina Co., Ltd. ADR.....................................................         216,874        31,555,167
  #Phoenix Satellite Television Holdings, Ltd...................................       1,560,000           502,142
   PICC Property & Casualty Co., Ltd. Series H..................................       2,476,000         3,258,165
   Ping An Insurance Group Co. of China, Ltd. Series H..........................       1,187,500         9,375,891
  #Poly Hong Kong Investment, Ltd...............................................       5,727,068         2,852,004
   Ports Design, Ltd............................................................         743,000         1,216,122
  *Pou Sheng International Holdings, Ltd........................................       3,290,609           411,603
   Powerlong Real Estate Holdings, Ltd..........................................       1,778,715           236,311
  #Prosperity International Holdings HK, Ltd....................................       4,320,000           244,771
   Qin Jia Yuan Media Services Co., Ltd.........................................       4,326,665            95,775
   Qingling Motors Co., Ltd. Series H...........................................       1,688,000           467,829
   Qunxing Paper Holdings Co., Ltd..............................................         854,211           226,202
  #Real Gold Mining, Ltd........................................................         640,000           727,038
  #Real Nutriceutical Group, Ltd................................................       2,266,000           782,771
   Regent Manner International, Ltd.............................................       1,772,000           427,046
  #Renhe Commercial Holdings Co., Ltd...........................................      27,635,077         3,274,534
   REXLot Holdings, Ltd.........................................................      19,722,436         1,316,148
  *Richly Field China Development, Ltd..........................................       4,700,000            82,265
  #Road King Infrastructure, Ltd................................................         507,000           295,958
  *Royale Furniture Holdings, Ltd...............................................          70,000            19,582
   Samson Holding, Ltd..........................................................       1,532,000           177,529
  *Sany Heavy Equipment International Holdings Co., Ltd.........................       1,016,500           892,133
  *Semiconductor Manufacturing International Corp...............................      45,131,955         2,378,594
  *Semiconductor Manufacturing International Corp. ADR..........................         154,593           398,850
   Shandong Chenming Paper Holdings, Ltd. Series H..............................         886,522           430,191

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Shandong Molong Petroleum Machinery Co., Ltd. Series H.......................         557,664   $       332,787
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.....................       1,776,000         1,627,007
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H............................         228,000            60,408
  #Shanghai Electric Group Co., Ltd. Series H...................................       3,254,000         1,498,222
   Shanghai Industrial Holdings, Ltd............................................       1,363,000         4,353,375
  #*Shanghai Industrial Urban Development Group, Ltd............................       3,577,025           752,651
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.............       3,654,000           498,903
   Shanghai Prime Machinery Co., Ltd. Series H..................................       1,578,000           264,183
  *Shanghai Zendai Property, Ltd................................................       5,100,000            87,971
   Shengli Oil & Gas Pipe Holdings, Ltd.........................................       2,740,500           282,195
   Shenguan Holdings Group, Ltd.................................................       1,676,000           951,714
   Shenji Group Kunming Machine Tool Co., Ltd...................................         165,500            53,502
   Shenzhen Expressway Co., Ltd. Series H.......................................       1,594,000           663,503
   Shenzhen International Holdings, Ltd.........................................      24,800,680         1,693,410
   Shenzhen Investment, Ltd.....................................................       7,264,000         1,516,561
   Shenzhou International Group, Ltd............................................         713,000         1,021,441
  #Shimao Property Holdings, Ltd................................................       3,927,683         4,019,721
  #Shougang Concord Century Holdings, Ltd.......................................       1,074,433            49,801
  #Shougang Concord International Enterprises Co., Ltd..........................      22,100,100         1,536,778
   Shougang Fushan Resources Group, Ltd.........................................       8,472,461         3,401,711
  #Shui On Land, Ltd............................................................       7,583,985         2,645,916
   Sichuan Expressway Co., Ltd. Series H........................................       1,984,000           848,501
  *Sihuan Pharmaceutical Holdings Group, Ltd....................................       3,439,000         1,244,205
  *Sijia Group Co., Ltd.........................................................          69,000            19,780
  #Silver Base Group Holdings, Ltd..............................................         879,000           711,190
   Silver Grant International Industries, Ltd...................................       3,648,000           817,358
   SIM Technology Group, Ltd....................................................       3,090,000           242,505
  #Sino Biopharmaceutical, Ltd..................................................       4,011,999         1,121,380
  #*Sino Oil & Gas Holdings, Ltd................................................      22,872,234           794,904
  *Sino Prosper State Gold Resources Holdings, Ltd..............................      18,786,865           209,900
  *Sino Union Energy Investment Group, Ltd......................................      11,500,000           725,525
   SinoCom Software Group, Ltd..................................................         482,000            41,011
   Sinofert Holdings, Ltd.......................................................       6,064,673         1,745,123
  *Sinolink Worldwide Holdings, Ltd.............................................       3,813,492           309,687
   SinoMedia Holding, Ltd.......................................................         447,258           144,498
  #Sino-Ocean Land Holdings, Ltd................................................       8,540,004         4,392,588
   Sinopec Kantons Holdings, Ltd................................................       1,096,000           632,513
   Sinopec Shanghai Petrochemical Co., Ltd. Series H............................       1,034,000           368,970
  #Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.......................          26,615           942,171
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H............................       2,070,000           522,312
  #Sinopharm Group Co., Ltd. Series H...........................................       1,136,400         2,697,316
   Sinotrans Shipping, Ltd......................................................       3,599,500           926,568
   Sinotrans, Ltd. Series H.....................................................       3,994,000           824,460
   Sinotruk Hong Kong, Ltd......................................................       1,941,500         1,095,421
  #Skyworth Digital Holdings, Ltd...............................................       5,516,108         2,373,112
  *SMI Corp., Ltd...............................................................       4,632,000           149,470
  #Soho China, Ltd..............................................................       5,226,339         3,427,929
  #Solargiga Energy Holdings, Ltd...............................................       2,430,000           271,965
  #Sparkle Roll Group, Ltd......................................................       4,560,000           516,875
   SPG Land Holdings, Ltd.......................................................         915,275           167,402
   SRE Group, Ltd...............................................................       5,836,000           281,835
  *Sunac China Holdings, Ltd....................................................         105,000            28,644
   Sunny Optical Technology Group Co., Ltd......................................         684,000           162,000
   Tak Sing Alliance Holdings, Ltd..............................................         820,877            64,451
   TCC International Holdings, Ltd..............................................       2,831,997         1,023,974
  #TCL Communication Technology Holdings, Ltd...................................       1,740,100           799,042
  *TCL Multimedia Technology Holdings, Ltd......................................       1,559,200           572,425
  *Tech Pro Technology Development, Ltd.........................................         350,000           134,868
   Tencent Holdings, Ltd........................................................         640,000        15,627,648
   Texhong Textile Group, Ltd...................................................       1,314,000           314,578
   Tian An China Investments Co., Ltd...........................................         856,357           436,554

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *Tian Shan Development Holdings, Ltd..........................................          86,000   $        18,960
   Tiangong International Co., Ltd..............................................       2,774,056           560,080
  #Tianjin Capital Environmental Protection Group Co., Ltd. Series H............         808,000           206,141
  #*Tianjin Development Holdings, Ltd...........................................       1,873,800         1,023,223
   Tianjin Port Development Holdings, Ltd.......................................       5,187,200           726,937
   Tianneng Power International, Ltd............................................       2,117,952           932,724
  *Tianyi Fruit Holdings, Ltd...................................................         356,000            78,708
  #Tingyi (Cayman Islands) Holding Corp.........................................       1,534,000         4,494,787
   Tomson Group, Ltd............................................................         953,277           253,040
  *Tong Ren Tang Technologies Co., Ltd. Series H................................         352,000           388,665
  #Towngas China Co., Ltd.......................................................       1,125,000           649,590
   TPV Technology, Ltd..........................................................       2,436,578           621,112
  *Trauson Holdings Co., Ltd....................................................          72,000            22,668
   Travelsky Technology, Ltd. Series H..........................................       1,752,938           968,745
   Truly International Holdings, Ltd............................................       4,149,000           710,363
  #Tsingtao Brewery Co., Ltd. Series H..........................................         244,000         1,321,383
  #Uni-President China Holdings, Ltd............................................       2,397,090         1,406,346
  #*United Energy Group, Ltd....................................................       6,775,550         1,258,500
  *United Gene High-Tech Group, Ltd.............................................       9,540,000            79,950
  #Vinda International Holdings, Ltd............................................         664,000           807,245
  #*VODone, Ltd.................................................................      10,266,000         1,479,755
   Want Want China Holdings, Ltd................................................       4,503,000         4,183,633
   Wasion Group Holdings, Ltd...................................................       1,472,000           591,561
   Weichai Power Co., Ltd. Series H.............................................         456,400         2,447,230
   Weiqiao Textile Co., Ltd. Series H...........................................       1,257,500           647,820
   Welling Holding, Ltd.........................................................       1,904,000           291,658
  #*West China Cement, Ltd......................................................       6,940,000         1,153,188
   Wumart Stores, Inc. Series H.................................................         431,000           886,654
   Wuyi International Pharmaceutical Co., Ltd...................................         450,000            26,098
   Xiamen International Port Co., Ltd. Series H.................................       2,879,338           437,829
  #Xingda International Holdings, Ltd...........................................       2,030,000           800,915
  #Xinhua Winshare Publishing & Media Co., Ltd. Series H........................         786,000           353,636
  #*Xinjiang Goldwind Science & Technology Co., Ltd. Series H...................         840,800           481,722
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H...........................       1,750,000           547,574
  *Xiwang Sugar Holdings Co., Ltd...............................................       1,344,005           197,420
  #*XTEP International Holdings, Ltd............................................       1,647,500           539,382
  *Yantai North Andre Juice Co. Series H........................................          85,000             2,902
   Yanzhou Coal Mining Co., Ltd.................................................         314,000           750,854
   Yanzhou Coal Mining Co., Ltd. Sponsored ADR..................................         194,900         4,636,671
  #Yingde Gases Group Co., Ltd..................................................       1,544,000         1,775,670
  #Yip's Chemical Holdings, Ltd.................................................         750,000           565,529
   Yorkey Optical International Cayman, Ltd.....................................         280,226            29,234
  *Youyuan International Holdings, Ltd..........................................          74,000            18,380
  #Yuexiu Transport Infrastructure, Ltd.........................................       1,277,415           553,777
  *Yuzhou Properties Co.........................................................          15,000             3,672
   Zhaojin Mining Industry Co., Ltd. Series H...................................         940,666         1,683,482
   Zhejiang Expressway Co., Ltd. Series H.......................................       2,468,000         1,729,217
  *Zhejiang Glass Co., Ltd. Series H............................................         192,000                --
  *Zhong An Real Estate, Ltd....................................................         801,444           115,929
  #Zhongsheng Group Holdings, Ltd...............................................         507,000         1,015,056
  #Zhuzhou CSR Times Electric Co., Ltd. Series H................................         721,250         1,592,786
  #Zijin Mining Group Co., Ltd. Series H........................................       3,634,000         1,591,154
  #ZTE Corp. Series H...........................................................         752,260         2,038,388
                                                                                                   ---------------
TOTAL CHINA.....................................................................                       972,848,916
                                                                                                   ---------------

COLOMBIA -- (0.3%)
  #Bancolombia SA Sponsored ADR.................................................         139,369         8,642,272
  #Ecopetrol SA Sponsored ADR...................................................         208,892        10,668,114
                                                                                                   ---------------
TOTAL COLOMBIA..................................................................                        19,310,386
                                                                                                   ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S......................................................................         207,525   $     8,395,947
  #Komercni Banka A.S...........................................................          33,464         6,412,031
   Pegas Nonwovens SA...........................................................          30,080           695,594
  *Philip Morris CR A.S.........................................................             921           557,553
   Telefonica Czech Republic A.S................................................         276,368         5,511,016
  #*Unipetrol A.S...............................................................         185,434         1,649,436
                                                                                                   ---------------
TOTAL CZECH REPUBLIC............................................................                        23,221,577
                                                                                                   ---------------

EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.....................         336,152         1,319,092
  *Egyptian Financial Group-Hermes Holding GDR..................................          11,051            39,794
   Orascom Construction Industries GDR..........................................          87,690         3,639,198
  *Orascom Telecom Holding S.A.E. GDR...........................................         246,399           754,868
  *Orascom Telecom Media & Technology Holding S.A.E. GDR........................         246,399           224,223
                                                                                                   ---------------
TOTAL EGYPT.....................................................................                         5,977,175
                                                                                                   ---------------

HUNGARY -- (0.3%)
  *Danubius Hotel & Spa P.L.C...................................................           6,194            82,656
  *Egis Pharmaceuticals P.L.C...................................................          11,249           827,264
   EMASZ NYRT...................................................................           1,045            69,282
  #*FHB Mortgage Bank NYRT......................................................          63,086           143,560
  *Fotex Holding SE Co., Ltd....................................................          71,030            93,247
   Magyar Telekom Telecommunications P.L.C......................................         956,058         2,275,809
   Magyar Telekom Telecommunications P.L.C. Sponsored ADR.......................          39,279           463,492
  #*MOL Hungarian Oil & Gas P.L.C...............................................          58,080         4,865,691
  #OTP Bank P.L.C...............................................................         643,536        11,544,305
  *PannErgy P.L.C...............................................................          50,885           156,020
   Richter Gedeon NYRT..........................................................          22,662         3,728,388
   Zwack Unicum NYRT............................................................             585            32,612
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                        24,282,326
                                                                                                   ---------------
INDIA -- (7.5%)
   3i Infotech, Ltd.............................................................          90,217            28,701
  *3M India, Ltd................................................................           2,887           209,737
   Aban Offshore, Ltd...........................................................          45,171           406,146
   ABG Shipyard, Ltd............................................................          51,544           402,441
   ACC, Ltd.....................................................................          93,705         2,252,435
   Adani Enterprises, Ltd.......................................................         377,704         3,181,182
  *Adani Power, Ltd.............................................................       1,462,195         2,370,248
   Adhunik Metaliks, Ltd........................................................          85,697            85,237
   Aditya Birla Nuvo, Ltd.......................................................         126,191         2,077,069
  *Advanta India, Ltd...........................................................           4,510            27,104
   Aegis Logistics, Ltd.........................................................          19,538            65,604
  *Agre Developers, Ltd.........................................................             445               343
   Agro Tech Foods, Ltd.........................................................          15,915           134,767
   AIA Engineering, Ltd.........................................................          42,137           247,873
   Ajmera Realty & Infra India, Ltd.............................................          13,751            33,872
   Akzo Nobel India, Ltd........................................................          22,613           366,485
   Alembic Pharmaceuticals, Ltd.................................................          89,566            69,196
  *Alembic, Ltd.................................................................          89,566            32,802
   Allahabad Bank, Ltd..........................................................         331,410         1,080,305
   Allcargo Logistics, Ltd......................................................           4,494            12,532
   Allied Digital Services, Ltd.................................................           7,200             4,014
   Alok Industries, Ltd.........................................................         925,073           374,029
   Alstom Projects India, Ltd...................................................          41,002           278,456
   Amara Raja Batteries, Ltd....................................................          73,357           319,916
   Ambuja Cements, Ltd..........................................................       1,094,430         3,551,055
   Amtek Auto, Ltd..............................................................         343,204           753,883
   Anant Raj Industries, Ltd....................................................         313,734           385,198
  *Andhra Bank, Ltd.............................................................         379,388           782,746

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Ansal Properties & Infrastructure, Ltd.......................................         135,970   $        91,718
  *Apollo Hospitals Enterprise, Ltd.............................................         177,744         2,161,499
   Apollo Tyres, Ltd............................................................         274,413           401,170
   Aptech, Ltd..................................................................          48,077            85,297
   Areva T&D India, Ltd.........................................................         112,098           390,475
  *Arvind, Ltd..................................................................         401,317           782,039
  *Asahi India Glass, Ltd.......................................................          65,517            78,098
   Asea Brown Boveri India, Ltd.................................................          87,053         1,428,447
  *Ashok Leyland, Ltd...........................................................       3,083,205         1,705,857
   Asian Hotels East, Ltd.......................................................           2,605            15,767
   Asian Hotels West, Ltd.......................................................           2,609             7,206
   Asian Hotels, Ltd............................................................             859             3,037
   Asian Paints, Ltd............................................................          32,555         1,966,305
   Aurobindo Pharma, Ltd........................................................         384,560           891,115
   Automotive Axles, Ltd........................................................           5,791            54,222
   Aventis Pharma, Ltd..........................................................          10,940           507,504
   Axis Bank, Ltd...............................................................         442,361         9,587,287
   Bajaj Auto, Ltd..............................................................          75,658         2,446,733
   Bajaj Electricals, Ltd.......................................................          68,264           241,180
   Bajaj Finance, Ltd...........................................................          24,840           376,956
   Bajaj Finserv, Ltd...........................................................         125,014         1,135,394
   Bajaj Hindusthan, Ltd........................................................         711,160           497,007
   Bajaj Holdings & Investment, Ltd.............................................          99,764         1,357,011
   Balaji Telefilms, Ltd........................................................          15,541            11,573
   Balkrishna Industries, Ltd...................................................           9,575            37,373
   Ballarpur Industries, Ltd....................................................         776,541           363,558
   Balmer Lawrie & Co., Ltd.....................................................          15,429           164,915
   Balrampur Chini Mills, Ltd...................................................         590,821           579,596
   Bank of Baroda...............................................................         129,710         1,970,812
   Bank of India................................................................         326,859         2,271,476
   Bank of Maharashtra, Ltd.....................................................         328,373           316,475
   Bannari Amman Sugars, Ltd....................................................           3,050            37,513
   BASF India, Ltd..............................................................          19,798           201,716
   Bata India, Ltd..............................................................          45,191           627,477
   BEML, Ltd....................................................................          37,708           404,180
   Bengal & Assam Co., Ltd......................................................           1,023             4,473
   Berger Paints India, Ltd.....................................................         172,370           339,351
  *BF Utilities, Ltd............................................................          21,006           159,248
  *BGR Energy Systems, Ltd......................................................          86,829           405,107
   Bharat Electronics, Ltd......................................................          44,661         1,260,495
  *Bharat Forge, Ltd............................................................         260,399         1,536,737
   Bharat Heavy Electricals, Ltd................................................         721,129         3,647,200
   Bharat Petroleum Corp., Ltd..................................................         169,932         1,963,335
   Bharati Shipyard, Ltd........................................................          14,379            25,520
   Bharti Airtel, Ltd...........................................................       1,697,369        12,505,119
   Bhushan Steel, Ltd...........................................................         221,476         1,581,906
  *Biocon, Ltd..................................................................         124,725           668,089
   Birla Corp., Ltd.............................................................          47,349           257,026
   Blue Dart Express, Ltd.......................................................           8,023           270,171
   Blue Star, Ltd...............................................................          33,985           117,367
   Bombay Dyeing & Manufacturing Co., Ltd.......................................          38,625           327,149
   Bombay Rayon Fashions, Ltd...................................................          14,294            75,599
   Bosch, Ltd...................................................................          13,902         2,045,940
   Brigade Enterprises, Ltd.....................................................          30,638            38,013
   Britannia Industries, Ltd....................................................          82,980           759,113
   Cadila Healthcare, Ltd.......................................................          97,123         1,298,708
  *Cairn India, Ltd.............................................................         310,166         2,126,836
   Canara Bank..................................................................         264,966         2,517,959
   Carborundum Universal, Ltd...................................................         113,027           341,122
   Central Bank of India........................................................         689,413         1,180,488
   Centum Electronics, Ltd......................................................           1,772             1,972

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Century Plyboards India, Ltd.................................................          85,287   $        91,664
   Century Textiles & Industries, Ltd...........................................          82,111           463,545
   CESC, Ltd....................................................................         128,324           651,608
   Chambal Fertilizers & Chemicals, Ltd.........................................         300,485           513,936
  *Chemplast Sanmar, Ltd........................................................         224,492            24,824
   Chennai Petroleum Corp., Ltd.................................................         109,789           377,304
  *Cholamandalam Investment & Finance Co., Ltd..................................          56,126           172,118
   Cipla, Ltd...................................................................         467,727         3,299,078
   City Union Bank, Ltd.........................................................         328,543           287,821
   Clariant Chemicals (India), Ltd..............................................          14,120           176,164
   CMC, Ltd.....................................................................          20,164           367,543
   Colgate-Palmolive (India), Ltd...............................................          41,618           839,945
   Container Corp. of India.....................................................          83,158         1,643,870
   Core Education & Technologies, Ltd...........................................         121,255           632,306
  *Coromandel International, Ltd................................................         189,794         1,019,622
   Corporation Bank.............................................................         141,376         1,181,531
  *Cranes Software International, Ltd...........................................          64,637             3,783
  *Crisil, Ltd..................................................................          39,750           722,716
   Crompton Greaves, Ltd........................................................         334,897           900,057
   Cummins India, Ltd...........................................................         120,276         1,018,884
   Dabur India, Ltd.............................................................         548,761         1,042,430
   Dalmia Bharat Enterprises, Ltd...............................................          31,411            81,923
   Dalmia Cement (Bharat), Ltd..................................................          31,411             9,107
  *DB Corp., Ltd................................................................           8,389            32,866
  *DB Realty, Ltd...............................................................         223,146           279,296
   DCM Shriram Consolidated, Ltd................................................         101,063            86,854
  *Deccan Chronicle Holdings, Ltd...............................................         155,110           135,494
   Deepak Fertilizers & Petrochemicals Corp., Ltd...............................          67,294           188,969
   Dena Bank....................................................................         234,217           320,355
  *Development Credit Bank, Ltd.................................................         316,631           275,223
   Dewan Housing Finance Corp., Ltd.............................................         108,094           511,723
   Dhanalakshmi Bank, Ltd.......................................................          99,482           119,517
  *Dish TV (India), Ltd.........................................................         766,056           967,284
   Dishman Pharmaceuticals & Chemicals, Ltd.....................................          44,049            45,918
   Divi's Laboratories, Ltd.....................................................          54,150           860,820
   DLF, Ltd.....................................................................       1,011,586         4,400,002
   Dr. Reddy's Laboratories, Ltd................................................          72,197         2,462,817
  #Dr. Reddy's Laboratories, Ltd. ADR...........................................          60,800         2,076,320
  *Dredging Corp. of India, Ltd.................................................          15,269            90,970
   E.I.D. - Parry (India), Ltd..................................................         137,416           574,380
   eClerx Services, Ltd.........................................................          11,390           165,413
   Edelweiss Financial Services, Ltd............................................         357,029           239,053
   Educomp Solutions, Ltd.......................................................         148,615           646,437
   Eicher Motors, Ltd...........................................................          13,232           448,283
   EIH, Ltd.....................................................................         322,128           574,202
   Elder Pharmaceuticals, Ltd...................................................          35,847           248,882
   Electrosteel Casings, Ltd....................................................         165,727            64,948
   Elgi Equipments, Ltd.........................................................          52,370            73,416
   Emami, Ltd...................................................................          59,695           426,086
  *Engineers India, Ltd.........................................................          65,480           305,222
  *Entertainment Network India, Ltd.............................................          33,052           153,388
   Era Infra Engineering, Ltd...................................................         213,533           587,266
   Esab India, Ltd..............................................................          10,882           114,278
   Escorts, Ltd.................................................................         190,620           313,440
   Ess Dee Aluminium, Ltd.......................................................          13,225            46,360
  *Essar Oil, Ltd...............................................................         839,702         1,039,740
  *Essar Ports, Ltd.............................................................         146,902           178,652
  *Essar Shipping, Ltd..........................................................          67,656            41,665
   Essel Propack, Ltd...........................................................          79,134            52,818
   Everest Kanto Cylinder, Ltd..................................................          92,469            68,329
  *Everonn Education, Ltd.......................................................           9,420            53,036

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Exide Industries, Ltd........................................................         338,304   $       904,409
   FAG Bearings (India), Ltd....................................................          12,778           308,577
   FDC, Ltd.....................................................................         131,059           217,215
  *Federal Bank, Ltd............................................................         423,694         3,415,355
  *Federal-Mogul Goetze (India), Ltd............................................          18,078            88,400
   Financial Technologies (India), Ltd..........................................          62,960           917,658
   Finolex Cables, Ltd..........................................................          94,015            63,105
   Finolex Industries, Ltd......................................................          71,512            76,834
  *Firstsource Solutions, Ltd...................................................         231,336            39,293
  *Fortis Healthcare India, Ltd.................................................         256,662           541,738
  *Fresenius Kabi Oncology, Ltd.................................................          23,173            47,911
   Future Capital Holdings, Ltd.................................................          60,899           161,639
   GAIL India, Ltd..............................................................         699,161         5,263,185
   Gammon India, Ltd............................................................         113,601           119,123
  *Gammon Infrastructure Projects, Ltd..........................................         431,684           119,646
   Ganesh Housing Corp., Ltd....................................................          12,944            30,458
   Gateway Distriparks, Ltd.....................................................         126,315           329,462
   Geodesic, Ltd................................................................         159,399           150,973
   Geojit BNP Paribas Financial Services, Ltd...................................          88,026            32,410
   GHCL, Ltd....................................................................          44,954            30,718
   GIC Housing Finance, Ltd.....................................................          28,372            48,221
  *Gillette India, Ltd..........................................................           8,918           341,975
   Gitanjali Gems, Ltd..........................................................         109,159           683,986
  *GlaxoSmithKline Consumer Healthcare, Ltd.....................................          20,848         1,084,258
   GlaxoSmithKline Pharmaceuticals, Ltd.........................................          33,731         1,316,492
   Glenmark Pharmaceuticals, Ltd................................................         196,299         1,172,870
  *GMR Infrastructure, Ltd......................................................       2,540,033         1,499,613
   Godawari Power & Ispat, Ltd..................................................          10,851            21,866
   Godfrey Phillips India, Ltd..................................................           4,971           294,558
   Godrej Consumer Products, Ltd................................................         118,598         1,066,687
   Godrej Industries, Ltd.......................................................         197,967           809,187
  *Godrej Properties, Ltd.......................................................          22,767           300,951
   Gokul Refoils & Solvent, Ltd.................................................          55,538            88,953
   Graphite India, Ltd..........................................................          96,706           146,409
   Grasim Industries, Ltd.......................................................          28,007         1,486,721
   Great Eastern Shipping Co., Ltd..............................................         196,691           922,533
   Great Offshore, Ltd..........................................................          38,757            73,061
   Greaves Cotton, Ltd..........................................................         130,915           222,663
   Grindwell Norton, Ltd........................................................          11,963            56,930
   Gruh Finance, Ltd............................................................          12,538           151,079
  *GTL Infrastructure, Ltd......................................................         468,175           113,092
  *GTL, Ltd.....................................................................          91,093            84,164
   Gujarat Alkalies & Chemicals, Ltd............................................          66,492           182,143
   Gujarat Ambuja Exports, Ltd..................................................          93,019            42,287
   Gujarat Fluorochemicals, Ltd.................................................          61,817           607,335
   Gujarat Gas Co., Ltd.........................................................          73,883           581,149
   Gujarat Industries Power Co., Ltd............................................          54,408            80,428
   Gujarat Mineral Development Corp., Ltd.......................................         175,250           634,425
   Gujarat Narmada Valley Fertilizers Co., Ltd..................................         102,698           173,943
   Gujarat NRE Coke, Ltd........................................................         667,270           300,399
  *Gujarat Pipavav Port, Ltd....................................................           8,723            10,358
   Gujarat State Fertilizers & Chemicals, Ltd...................................          52,906           402,244
   Gujarat State Petronet, Ltd..................................................         388,863           654,504
   Gulf Oil Corp., Ltd..........................................................          45,144            60,496
  *GVK Power & Infrastructure, Ltd..............................................       2,105,666           678,271
   Havells India, Ltd...........................................................          72,076           698,472
   HBL Power Systems, Ltd.......................................................         125,202            42,029
   HCL Infosystems, Ltd.........................................................         260,819           245,472
   HCL Technologies, Ltd........................................................         339,023         2,986,759
   HDFC Bank, Ltd...............................................................       1,485,376        14,664,637
   HEG, Ltd.....................................................................          23,274            90,298

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
  *HeidelbergCement India, Ltd..................................................         105,161   $        71,592
   Hero Honda Motors, Ltd. Series B.............................................          87,726         3,303,349
  *Hexa Tradex, Ltd.............................................................          69,387            49,116
   Hexaware Technologies, Ltd...................................................         718,998         1,230,378
   Hikal, Ltd...................................................................           4,307            24,142
  *Himachal Futuristic Communications, Ltd......................................       1,319,267           359,312
   Himadri Chemicals & Industries, Ltd..........................................          39,450            34,233
   Hindalco Industries, Ltd.....................................................       2,761,739         8,160,116
   Hinduja Global Solutions, Ltd................................................          10,967            71,660
   Hinduja Ventures, Ltd........................................................          10,967            78,814
   Hindustan Construction Co., Ltd..............................................       1,128,730           537,179
   Hindustan Dorr-Oliver, Ltd...................................................          34,489            21,662
  *Hindustan Oil Exploration Co., Ltd...........................................          73,411           173,595
   Hindustan Petroleum Corp, Ltd................................................         159,162           947,993
   Hindustan Unilever, Ltd......................................................         586,141         4,493,260
   Honeywell Automation India, Ltd..............................................           5,069           241,487
   Hotel Leelaventure, Ltd......................................................         246,760           170,942
  *Housing Development & Infrastructure, Ltd....................................         547,209           877,354
   HSIL, Ltd....................................................................          76,307           198,439
   HT Media, Ltd................................................................          81,294           228,575
   ICICI Bank, Ltd..............................................................          19,793           359,554
  #ICICI Bank, Ltd. Sponsored ADR...............................................         621,658        22,510,236
   ICSA (India), Ltd............................................................          51,053            32,240
   IDBI Bank, Ltd...............................................................         571,160         1,167,674
  *Idea Cellular, Ltd...........................................................       2,145,314         4,108,586
   IFCI, Ltd....................................................................       1,168,454           675,174
  *IL&FS Engineering and Construction Co., Ltd..................................          31,860            48,591
   India Cements, Ltd...........................................................         606,694           986,115
   India Infoline, Ltd..........................................................         478,379           513,227
   Indiabulls Financial Services, Ltd...........................................         378,779         1,382,464
  *Indiabulls Infrastructure and Power, Ltd.....................................       2,185,549           342,120
   Indiabulls Real Estate, Ltd..................................................         740,864         1,063,051
  *Indiabulls Securities, Ltd...................................................         105,042            17,456
  *Indiabulls Wholesale Services, Ltd...........................................          92,608            10,627
   Indian Bank..................................................................         257,045         1,156,133
   Indian Hotels Co., Ltd.......................................................       1,017,415         1,348,898
   Indian Oil Corp., Ltd........................................................         772,980         4,511,981
   Indian Overseas Bank.........................................................         341,020           604,021
   Indo Rama Synthetics (India), Ltd............................................          52,177            36,277
   Indoco Remedies, Ltd.........................................................           2,538            22,072
  *Indraprastha Gas, Ltd........................................................          84,792           611,903
   IndusInd Bank, Ltd...........................................................         308,479         1,817,387
   INEOS ABS India, Ltd.........................................................          16,430           199,304
   Info Edge (India), Ltd.......................................................          18,806           238,304
  *Infomedia 18, Ltd............................................................          16,558             3,427
   Infosys, Ltd.................................................................         225,217        12,377,180
  #Infosys, Ltd. Sponsored ADR..................................................          87,539         4,813,770
   Infotech Enterprises, Ltd....................................................          47,412           129,383
   Infrastructure Development Finance Co., Ltd..................................       1,943,833         5,221,304
   ING Vysya Bank, Ltd..........................................................          84,082           568,675
   Ingersoll-Rand India, Ltd....................................................          19,145           176,739
   Ipca Laboratories, Ltd.......................................................          85,074           513,344
   IRB Infrastructure Developers, Ltd...........................................         210,833           742,907
   ISMT, Ltd....................................................................          38,981            23,284
   ITC, Ltd.....................................................................       1,531,156         6,289,553
  *IVRCL Assets & Holdings, Ltd.................................................          54,515            42,151
   IVRCL Infrastructures & Projects, Ltd........................................         514,324           523,700
   J.B. Chemicals & Pharmaceuticals, Ltd........................................          70,265            96,754
   Jagran Prakashan, Ltd........................................................          99,056           194,593
   Jai Balaji Industries, Ltd...................................................          24,308            21,085
   Jai Corp., Ltd...............................................................          86,485           137,840

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Jain Irrigation Systems, Ltd. (6312345)......................................         521,973   $     1,005,037
  *Jain Irrigation Systems, Ltd. (B40PKT1)......................................          24,388            18,102
   Jaiprakash Associates, Ltd...................................................       3,135,935         4,414,677
  *Jaiprakash Power Ventures, Ltd...............................................       2,157,133         1,917,558
   Jammu & Kashmir Bank, Ltd....................................................          58,429           975,250
  *Jaypee Infratech, Ltd........................................................          24,770            21,438
   JBF Industries, Ltd..........................................................          35,709            79,069
  *Jet Airways (India), Ltd.....................................................          42,589           214,682
   Jindal Drilling & Industries, Ltd............................................          14,415            93,595
   Jindal Poly Films, Ltd.......................................................          35,746           153,464
   Jindal Saw, Ltd..............................................................         427,697         1,227,362
  *Jindal South West Holdings, Ltd..............................................           7,096            88,041
  *Jindal Stainless, Ltd........................................................         115,228           173,735
   Jindal Steel & Power, Ltd....................................................         730,502         7,988,676
   JK Cement, Ltd...............................................................          17,083            38,914
   JK Lakshmi Cement, Ltd.......................................................          47,469            45,242
   JM Financial, Ltd............................................................         437,168           131,252
   JSW Energy, Ltd..............................................................       1,170,983         1,275,548
  *JSW ISPAT Steel, Ltd.........................................................       1,447,473           386,703
   JSW Steel, Ltd...............................................................         292,481         4,123,909
   Jubilant Industries, Ltd.....................................................           4,235            18,021
   Jubilant Organosys, Ltd......................................................         123,085           431,430
  *Jyothy Laboratories, Ltd.....................................................          48,347           160,051
   Jyoti Structures, Ltd........................................................          69,600            65,981
   K.S.B. Pumps, Ltd............................................................          13,268            49,428
   Kajaria Ceram................................................................          50,812           116,720
  *Kakinada Fertilizers, Ltd....................................................         245,677            55,699
   Kalpataru Power Transmission, Ltd............................................          75,594           157,182
  *Kalyani Investment Co., Ltd..................................................             543             4,650
   Kalyani Steels, Ltd..........................................................           5,438             5,761
   Karnataka Bank, Ltd..........................................................         342,481           598,994
   Karur Vysya Bank, Ltd........................................................          91,174           694,376
   Karuturi Global, Ltd.........................................................         465,788            52,490
   KEC International, Ltd.......................................................         158,548           171,032
   Kesoram Industries, Ltd......................................................          41,828           102,345
   Kewal Kiran Clothing, Ltd....................................................              41               517
  *Kingfisher Airlines, Ltd.....................................................         240,612           119,986
   Kiri Industries, Ltd.........................................................          10,825            17,201
   Kirloskar Industries, Ltd....................................................           2,290            12,193
   Kirloskar Oil Engines, Ltd...................................................          83,823           228,654
   Kotak Mahindra Bank, Ltd.....................................................         390,726         3,925,675
  *Koutons Retail India, Ltd....................................................           4,186             1,374
   KPIT Cummins Infosystems, Ltd................................................          74,987           223,001
   KRBL, Ltd....................................................................         135,058            47,571
  *KS Oils, Ltd.................................................................         397,063            60,656
  *KSK Energy Ventures, Ltd.....................................................          42,495            51,308
   Lakshmi Energy & Foods, Ltd..................................................          10,833             3,420
   Lakshmi Machine Works, Ltd...................................................          10,377           335,470
   Lakshmi Vilas Bank, Ltd......................................................          61,640           108,400
  *Lanco Infratech, Ltd.........................................................       1,109,436           339,132
  *Landmark Property Development Co., Ltd.......................................          60,497             2,743
   Larsen & Toubro, Ltd.........................................................         293,630         7,765,972
   LIC Housing Finance, Ltd.....................................................         531,645         2,687,912
  *Lloyds Steel Industries, Ltd.................................................         168,042            41,611
   Lupin, Ltd...................................................................         187,488         1,793,710
   Madhucon Projects, Ltd.......................................................          51,670            61,074
   Madras Cements, Ltd..........................................................         172,006           406,113
  *Mahanagar Telephone Nigam, Ltd...............................................         298,770           185,451
  *Mahanagar Telephone Nigam, Ltd. ADR..........................................          32,600            39,772
   Maharashtra Scooters, Ltd....................................................           2,000            12,474
   Maharashtra Seamless, Ltd....................................................          85,082           585,609

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Mahindra & Mahindra Financial Services, Ltd..................................          84,605   $     1,212,046
   Mahindra & Mahindra, Ltd.....................................................         598,934         8,133,171
  *Mahindra Holidays & Resorts India, Ltd.......................................             391             2,330
   Mahindra Lifespace Developers, Ltd...........................................          26,457           153,987
   Manaksia, Ltd................................................................          20,016            21,329
   Mangalore Refinery & Petrochemicals, Ltd.....................................       1,031,138         1,274,862
   Marico, Ltd..................................................................         255,346           783,532
   Maruti Suzuki India, Ltd.....................................................         121,450         2,897,578
  *Mastek, Ltd..................................................................          25,667            43,942
  *MAX India, Ltd...............................................................         325,477         1,066,427
   McLeod Russel (India), Ltd...................................................         187,730           712,125
  *Mercator Lines, Ltd..........................................................         436,045           213,894
  *Merck, Ltd...................................................................           7,397            91,623
   MindTree, Ltd................................................................          33,627           292,340
   Monnet Ispat, Ltd............................................................          65,857           642,121
   Monsanto India, Ltd..........................................................           9,360           134,948
  *Moser Baer (India), Ltd......................................................         178,934            64,473
  *Motherson Sumi Systems, Ltd..................................................         183,942           612,833
   Motilal Oswal Financial Services, Ltd........................................          12,637            27,701
  *Mphasis, Ltd.................................................................         149,987         1,143,058
   MRF, Ltd.....................................................................           3,365           537,491
   Mundra Port & Special Economic Zone, Ltd.....................................         436,510         1,285,901
   Nagarjuna Construction Co., Ltd..............................................         419,815           483,057
  *Nagarjuna Oil Refinery, Ltd..................................................         223,343            50,636
   Nahar Poly Films, Ltd........................................................          12,262             5,816
   Nahar Spinning Mills, Ltd....................................................           8,602            10,031
   Natco Pharma, Ltd............................................................          17,063            95,785
   National Aluminium Co., Ltd..................................................       1,332,851         1,538,038
   Nava Bharat Ventures, Ltd....................................................          48,655           180,274
   Navneet Publications India, Ltd..............................................         155,429           168,678
   NESCO, Ltd...................................................................          16,509           219,998
   Nestle India, Ltd............................................................           6,398           549,341
  *NHPC, Ltd....................................................................       4,799,829         1,996,938
   NIIT Technologies, Ltd.......................................................          98,510           413,930
   NIIT, Ltd....................................................................         181,636           154,457
  *Nitin Fire Protection Industries, Ltd........................................         201,733           166,806
   NOCIL, Ltd...................................................................          79,587            27,271
   Noida Toll Bridge Co., Ltd...................................................         192,455            87,868
   NTPC, Ltd....................................................................         661,998         2,297,533
   OCL India, Ltd...............................................................          23,518            42,542
  *OCL Iron & Steel, Ltd........................................................           4,262             4,284
   Oil & Natural Gas Corp., Ltd.................................................         766,065         4,268,373
   Oil India, Ltd...............................................................          93,793         2,305,416
  *OMAXE, Ltd...................................................................         179,312           536,420
  *OnMobile Global, Ltd.........................................................         115,328           177,790
   Opto Circuits India, Ltd.....................................................         253,785         1,212,431
  *Oracle Financial Services Software, Ltd......................................          49,350         1,979,781
   Orbit Corp., Ltd.............................................................          69,708            65,809
   Orchid Chemicals & Pharmaceuticals, Ltd......................................          78,702           267,690
   Orient Paper & Industries, Ltd...............................................          73,693            76,867
   Oriental Bank of Commerce....................................................         201,828         1,042,653
   Orissa Minerals Development Co., Ltd.........................................             550           395,303
  *Oswal Chemical & Fertilizers, Ltd............................................         175,169           178,065
   Page Industries, Ltd.........................................................           2,802           141,184
   Panacea Biotec, Ltd..........................................................          39,979            71,046
   Pantaloon Retail India, Ltd..................................................           8,100            27,568
   Pantaloon Retail India, Ltd. Series B........................................             810             1,566
  *Parsvnath Developers, Ltd....................................................         305,181           363,918
   Patel Engineering, Ltd.......................................................          31,362            64,486
  *Patni Computer Systems, Ltd..................................................         122,244         1,149,460
  *Patni Computer Systems, Ltd. ADR.............................................          16,659           307,692

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Peninsula Land, Ltd..........................................................         193,874   $       146,226
   Petronet LNG, Ltd............................................................         682,746         2,269,768
   Pfizer, Ltd..................................................................           6,332           151,940
   Phoenix Mills, Ltd...........................................................          19,513            70,242
   Pidilite Industries, Ltd.....................................................         191,560           522,650
  *Pipavav Defence & Offshore Engineering Co., Ltd..............................         363,703           527,930
   Piramal Healthcare, Ltd......................................................         198,210         1,636,777
   Plethico Pharmaceuticals, Ltd................................................          44,572           328,714
   Polaris Financial Technology, Ltd............................................          88,393           254,972
   Polyplex Corp., Ltd..........................................................          17,984            68,412
   Power Finance Corp., Ltd.....................................................         569,675         1,951,130
   Power Grid Corp. of India, Ltd...............................................       1,354,917         2,844,459
   Praj Industries, Ltd.........................................................         258,126           458,588
   Prakash Industries, Ltd......................................................          60,265            59,005
  *Prism Cement, Ltd............................................................         212,163           182,815
   Proctor & Gamble Hygiene & Health Care, Ltd..................................           3,856           143,033
   Provogue India, Ltd..........................................................          27,200            14,221
   PSL, Ltd.....................................................................          23,485            29,145
   PTC (India), Ltd.............................................................         572,909           564,950
   Punj Lloyd, Ltd..............................................................         516,442           550,437
   Radico Khaitan, Ltd..........................................................         109,317           245,378
   Rain Commodities, Ltd........................................................         207,095           139,741
   Rajesh Exports, Ltd..........................................................         191,974           510,086
   Rallis India, Ltd............................................................         135,309           356,611
   Ranbaxy Laboratories, Ltd....................................................         290,169         2,637,047
   Raymond, Ltd.................................................................         105,074           725,041
  *Redington India, Ltd.........................................................         305,589           484,859
   REI Agro, Ltd................................................................         769,171           226,780
   REI Six Ten Retail, Ltd......................................................          55,035            14,888
  *Reliance Broadcast Network, Ltd..............................................          23,621            25,881
   Reliance Capital, Ltd........................................................         242,290         1,757,123
   Reliance Communications, Ltd.................................................       1,541,319         3,075,828
   Reliance Energy, Ltd.........................................................         279,211         3,017,848
   Reliance Industrial Infrastructure, Ltd......................................           7,834            69,050
   Reliance Industries, Ltd.....................................................       1,990,254        32,746,930
  *Reliance MediaWorks, Ltd.....................................................          23,621            39,202
  *Reliance Power, Ltd..........................................................       1,393,583         2,852,148
   Rolta (India), Ltd...........................................................         220,517           352,356
   Ruchi Infrastructure, Ltd....................................................           1,244               426
   Ruchi Soya Industries, Ltd...................................................         393,396           755,879
   Rural Electrification Corp., Ltd.............................................         600,461         2,303,455
   S Mobility, Ltd..............................................................         121,918           200,890
   S. Kumars Nationwide, Ltd....................................................         374,135           251,185
   Sadbhav Engineering, Ltd.....................................................          26,902            71,714
  *Sanwaria Agro Oils, Ltd......................................................           4,608             1,597
  *Satyam Computer Services, Ltd................................................         984,422         1,458,038
  *SEAMEC, Ltd..................................................................          12,199            24,367
   Sesa Goa, Ltd................................................................         976,424         4,285,186
   Shipping Corp. of India, Ltd.................................................         416,726           552,513
   Shiv-Vani Oil & Gas Exploration Services, Ltd................................          19,863            81,820
   Shoppers Stop, Ltd...........................................................          49,874           294,468
  *Shree Ashtavinyak Cine Vision, Ltd...........................................         642,203            52,074
   Shree Cement, Ltd............................................................          14,509           662,806
   Shree Renuka Sugars, Ltd.....................................................       1,032,237           792,319
   Shriram EPC, Ltd.............................................................          13,876            28,263
   Shriram Transport Finance Co., Ltd...........................................         207,642         2,427,097
   Simplex Infrastructures, Ltd.................................................           4,792            18,653
   Sintex Industries, Ltd.......................................................         510,641           829,557
   SKF (India), Ltd.............................................................          27,366           335,698
  *Smartgrid Auto...............................................................          96,889            83,084
   Sobha Developers, Ltd........................................................         126,508           656,392

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Solar Industries India, Ltd..................................................           2,142   $        34,352
   Sonata Software, Ltd.........................................................          58,800            27,766
   South Indian Bank, Ltd.......................................................       2,069,791           964,714
   SPML Infra, Ltd..............................................................           7,377            13,986
   SREI Infrastructure Finance, Ltd.............................................         256,428           169,144
   SRF, Ltd.....................................................................          43,925           241,117
   State Bank of Bikaner & Jaipur...............................................          38,784           285,219
   State Bank of India..........................................................         139,715         5,808,638
   State Bank of India Sponsored GDR............................................           9,000           751,005
   Steel Authority of India, Ltd................................................         924,542         1,896,168
   Sterling Biotech, Ltd........................................................         260,553            74,119
   Sterlite Industries (India), Ltd.............................................       1,061,710         2,459,637
   Sterlite Industries (India), Ltd. ADR........................................         523,796         4,792,733
   Sterlite Technologies, Ltd...................................................         268,641           213,665
   Strides Arcolab, Ltd.........................................................          97,362         1,033,210
  *Sun Pharma Advanced Research Co., Ltd........................................         137,889           231,895
   Sun Pharmaceuticals Industries, Ltd..........................................         324,432         3,587,626
   Sun TV Network, Ltd..........................................................          75,061           462,848
   Sundaram Clayton, Ltd........................................................           3,760            13,417
   Sundaram Finance, Ltd........................................................           5,286            60,734
   Sundram Fastners, Ltd........................................................         105,224           106,919
   Supreme Industries, Ltd......................................................          78,202           277,786
   Supreme Petrochem, Ltd.......................................................           3,242             3,126
  *Surana Industries, Ltd.......................................................             638             4,949
  *Suzlon Energy, Ltd...........................................................       1,872,452         1,056,360
   Swaraj Engines, Ltd..........................................................           1,260            11,060
   Syndicate Bank...............................................................         398,434           773,670
   Taj GVK Hotels & Resorts, Ltd................................................          32,994            49,014
   Tamilnadu Newsprint & Papers, Ltd............................................          36,247            67,865
   Tanla Solutions, Ltd.........................................................          80,718            11,646
   Tata Chemicals, Ltd..........................................................         195,998         1,347,488
  #Tata Communications, Ltd. ADR................................................          62,816           576,651
   Tata Consultancy Services, Ltd...............................................         337,195         7,689,342
   Tata Elxsi, Ltd..............................................................          27,785           113,609
   Tata Investment Corp., Ltd...................................................          16,116           143,380
   Tata Motors, Ltd.............................................................       1,689,345         8,293,376
              #*Tata Motors, Ltd. Sponsored ADR.................................         174,990         4,213,759
   Tata Power Co., Ltd..........................................................       1,179,934         2,473,547
   Tata Steel, Ltd..............................................................         718,125         6,533,749
   Tata Tea, Ltd................................................................         951,574         2,068,493
  *Tata Teleservices Maharashtra, Ltd...........................................       1,004,165           321,852
   TCI Developers, Ltd..........................................................           1,466             4,507
   Tech Mahindra, Ltd...........................................................          94,278         1,240,012
  *Teledata Marine Solutions, Ltd...............................................          39,608               583
   Texmaco Rail & Engineering, Ltd..............................................          79,270           101,497
   Texmaco, Ltd.................................................................          79,270            45,194
   Thermax India, Ltd...........................................................          61,283           607,380
   Thomas Cook India, Ltd.......................................................         279,101           228,612
   Time Technoplast, Ltd........................................................         134,395           133,662
   Timken India, Ltd............................................................          54,549           213,153
   Titagarh Wagons, Ltd.........................................................          17,203           141,053
   Titan Industries, Ltd........................................................         336,500         1,373,691
   Torrent Pharmaceuticals, Ltd.................................................          44,919           501,386
   Torrent Power, Ltd...........................................................         228,455           955,029
   Transport Corp of India, Ltd.................................................          29,320            39,535
   Trent, Ltd...................................................................          18,717           331,784
  *Trent, Ltd. Series B.........................................................           2,180            37,476
   Triveni Engineering & Industries, Ltd........................................         168,022            69,268
   Triveni Turbine, Ltd.........................................................         168,022           132,528
   TTK Prestige, Ltd............................................................           8,213           393,356
   Tube Investments of India, Ltd...............................................         163,658           390,031

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Tulip IT Services, Ltd.......................................................         148,824   $       330,526
  *TV18 Broadcast, Ltd..........................................................         104,116            65,856
   TVS Motor Co., Ltd...........................................................         483,251           511,755
   UCO Bank.....................................................................         363,770           504,238
   Uflex, Ltd...................................................................          84,361           225,629
   Ultratech Cement, Ltd........................................................         124,804         3,073,607
   Unichem Laboratories, Ltd....................................................         107,772           309,105
   Union Bank of India, Ltd.....................................................         249,808         1,155,633
  *Unitech, Ltd.................................................................       4,597,739         2,418,218
   United Breweries Holdings, Ltd...............................................             676             1,068
   United Breweries, Ltd........................................................          84,288           699,591
   United Phosphorus, Ltd.......................................................         802,863         2,390,377
   United Spirits, Ltd..........................................................         223,284         3,007,192
   Unity Infraprojects, Ltd.....................................................          19,986            15,300
   Usha Martin, Ltd.............................................................         254,576           161,471
  *Vardhman Special Steels, Ltd.................................................           5,275             2,240
   Vardhman Textiles, Ltd.......................................................          26,377           104,091
   Varun Shipping Co., Ltd......................................................          70,152            24,545
   Venky's India, Ltd...........................................................           5,481            45,729
   Videocon Industries, Ltd.....................................................         199,480           703,345
   Videsh Sanchar Nigam, Ltd....................................................         163,453           745,573
   Vijaya Bank, Ltd.............................................................         362,026           408,156
   VIP Industries, Ltd..........................................................         130,625           297,275
   Voltamp Transformers, Ltd....................................................           5,393            55,518
   Voltas, Ltd..................................................................         276,793           536,845
  *VST Industries, Ltd..........................................................           9,517           233,348
   WABCO India, Ltd.............................................................           6,924           185,196
   Walchandnagar Industries, Ltd................................................          14,754            27,339
   Welspun Corp., Ltd...........................................................         251,355           584,750
  *Welspun Global Brands, Ltd...................................................           3,685             3,622
  *Welspun India, Ltd...........................................................          36,850            31,496
  *Welspun Investments & Commercials, Ltd.......................................           1,842             1,618
   Wipro, Ltd...................................................................         479,432         4,002,066
  *Wire & Wireless India, Ltd...................................................         302,852            43,669
  *Wockhardt, Ltd...............................................................          70,880           542,666
   Wyeth, Ltd...................................................................          13,354           215,312
   Yes Bank, Ltd................................................................         421,968         2,807,815
   Zee Entertainment Enterprises, Ltd...........................................         943,402         2,433,851
  *Zee Learn, Ltd...............................................................         117,925            34,226
   Zensar Technologies, Ltd.....................................................          22,768            79,576
   Zuari Industries, Ltd........................................................          22,948           207,522
   Zydus Wellness, Ltd..........................................................          17,266           143,307
                                                                                                   ---------------
TOTAL INDIA.....................................................................                       532,246,468
                                                                                                   ---------------
INDONESIA -- (3.3%)
  *PT Ace Hardware Indonesia Tbk................................................          65,000            29,961
   PT Adaro Energy Tbk..........................................................      39,332,000         7,983,840
   PT Adhi Karya Tbk............................................................       2,752,000           210,794
  *PT Agis Tbk..................................................................      11,028,000           149,390
   PT AKR Corporindo Tbk........................................................       5,654,800         2,291,667
  *PT Alam Sutera Realty Tbk....................................................      30,955,000         1,665,901
   PT Aneka Tambang Tbk.........................................................      12,409,000         2,590,117
   PT Asahimas Flat Glass Tbk...................................................         436,000           334,214
   PT Astra Agro Lestari Tbk....................................................         871,000         1,992,608
   PT Astra Graphia Tbk.........................................................       2,146,000           240,461
   PT Astra International Tbk...................................................       2,085,000        18,256,977
  *PT Bakrie & Brothers Tbk.....................................................     249,014,750         1,382,519
   PT Bakrie Sumatera Plantations Tbk...........................................      41,664,000         1,338,939
  *PT Bakrie Telecom Tbk........................................................      61,252,539         1,735,361
  *PT Bakrieland Development Tbk................................................     147,770,500         2,244,203
   PT Bank Bukopin Tbk..........................................................      10,905,500           749,282

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
   PT Bank Central Asia Tbk.....................................................      13,082,500   $    11,617,511
   PT Bank Danamon Indonesia Tbk................................................       7,971,554         4,004,013
   PT Bank Mandiri Tbk..........................................................      15,746,018        11,706,917
   PT Bank Negara Indonesia Persero Tbk.........................................      17,067,730         6,852,082
  *PT Bank Pan Indonesia Tbk....................................................      19,852,000         1,872,715
  *PT Bank Permata Tbk..........................................................          70,000            10,751
   PT Bank Rakyat Indonesia Persero Tbk.........................................      18,249,500        13,862,290
   PT Bank Tabungan Negara Tbk..................................................       9,016,515         1,201,526
  *PT Bank Tabungan Pensiunan Nasional Tbk......................................       1,732,000           682,495
  *PT Barito Pacific Tbk........................................................       8,170,000           698,481
   PT Bayan Resources Tbk.......................................................         950,000         1,880,428
  *PT Berlian Laju Tanker Tbk...................................................      26,853,166           585,453
   PT Bhakti Investama Tbk......................................................      46,292,400         1,386,100
  *PT Bisi International Tbk....................................................       4,671,000           471,517
   PT Budi Acid Jaya Tbk........................................................       2,800,500            77,704
  *PT Bumi Resources Minerals Tbk...............................................         392,500            24,396
   PT Bumi Resources Tbk........................................................      34,987,500         9,889,665
  *PT Bumi Serpong Damai Tbk....................................................      25,398,000         2,963,193
  *PT BW Plantation Tbk.........................................................       4,360,500           605,674
  *PT Central Proteinaprima Tbk.................................................      22,741,500           134,071
   PT Chandra Asri Petrochemical Tbk............................................           7,000             1,784
  *PT Charoen Pokphand Indonesia Tbk............................................      12,481,660         3,462,605
   PT Ciputra Development Tbk...................................................      26,789,719         1,695,300
   PT Ciputra Surya Tbk.........................................................       2,291,000           213,324
  *PT Citra Marga Nusaphala Persada Tbk.........................................       5,267,500           959,090
   PT Clipan Finance Indonesia Tbk..............................................       2,919,000           148,737
  *PT Darma Henwa Tbk...........................................................      55,755,500           519,140
  *PT Davomas Adabi Tbk.........................................................       4,583,000            25,443
  *PT Delta Dunia Makmur Tbk....................................................      12,947,000           946,862
   PT Elnusa Tbk................................................................       4,562,500           124,136
  *PT Energi Mega Persada Tbk...................................................     120,765,500         2,635,900
   PT Fajar Surya Wisesa Tbk....................................................          26,000            11,557
   PT Gajah Tunggal Tbk.........................................................       4,970,500         1,597,585
   PT Global Mediacom Tbk.......................................................      17,213,500         2,121,649
   PT Gozco Plantations Tbk.....................................................       5,273,000           164,039
   PT Gudang Garam Tbk..........................................................       1,200,000         7,593,396
  *PT Hanson International Tbk..................................................      13,121,500           422,597
   PT Hexindo Adiperkasa Tbk....................................................         493,500           526,190
   PT Holcim Indonesia Tbk......................................................       6,559,500         1,620,866
  *PT Indah Kiat Pulp & Paper Corp. Tbk.........................................       8,159,000         1,159,146
   PT Indika Energy Tbk.........................................................       4,960,000         1,348,271
   PT Indo Tambangraya Megah Tbk................................................         434,500         1,769,837
   PT Indocement Tunggal Prakarsa Tbk...........................................       2,847,500         5,357,633
   PT Indofood Sukses Makmur Tbk................................................      13,623,500         7,266,494
   PT Indorama Synthetics Tbk...................................................          12,500             2,979
   PT Indosat Tbk...............................................................       1,343,000           812,681
  #PT Indosat Tbk ADR...........................................................          26,890           811,271
  *PT Inovisi Infracom Tbk......................................................         138,800            87,229
  *PT Intiland Development Tbk..................................................      12,573,800           348,920
   PT Japfa Comfeed Indonesia Tbk...............................................       3,950,700         1,798,069
  *PT Jasa Marga Tbk............................................................       5,132,000         2,493,432
   PT Jaya Real Property Tbk....................................................         352,500            82,342
   PT Kalbe Farma Tbk...........................................................       8,149,000         3,190,651
  *PT Kawasan Industri Jababeka Tbk.............................................      60,987,000         1,244,235
   PT Lippo Karawaci Tbk........................................................      55,170,562         4,105,315
   PT Matahari Putra Prima Tbk..................................................       6,085,272           622,072
   PT Mayorah Indah Tbk.........................................................       1,046,750         1,650,970
   PT Medco Energi Internasional Tbk............................................       4,922,000         1,270,369
   PT Media Nusantara Citra Tbk.................................................      11,739,093         1,760,952
   PT Mitra Adiperkasa Tbk......................................................       2,842,000         1,798,405
  *PT Mitra International Resources Tbk.........................................       5,183,500            92,254

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
  *PT Myoh Technology Tbk.......................................................          43,500   $         9,339
  *PT Nippon Indosari Corpindo Tbk..............................................          19,000             7,373
  *PT Nusantara Infrastructure Tbk..............................................         237,500             7,385
   PT Pabrik Kertas Tjiwi Kimia Tbk.............................................       1,139,500           265,793
  *PT Pakuwon Jati Tbk..........................................................       6,975,600           612,175
  *PT Panin Financial Tbk.......................................................      48,069,000           784,212
   PT Panin Insurance Tbk.......................................................       4,962,500           252,871
  *PT Pembangunan Perumahan Persero Tbk.........................................         592,000            37,447
   PT Perusahaan Gas Negara Tbk.................................................      11,999,000         4,493,583
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........................      10,678,500         2,874,476
  *PT Polaris Investama Tbk.....................................................         577,000            83,978
  *PT Polychem Indonesia Tbk....................................................       4,927,000           310,578
   PT Ramayana Lestari Sentosa Tbk..............................................       9,321,500           767,202
   PT Resource Alam Indonesia Tbk...............................................         804,500           620,086
   PT Sampoerna Agro Tbk........................................................       2,980,559         1,041,920
   PT Samudera Indonesia Tbk....................................................         117,000            51,565
   PT Selamat Sempurna Tbk......................................................       2,556,500           479,620
   PT Semen Gresik Persero Tbk..................................................       5,073,500         6,369,175
  *PT Sentul City Tbk...........................................................      50,360,500         1,367,262
  *PT Sinar Mas Multiartha Tbk..................................................          39,500            17,908
   PT Summarecon Agung Tbk......................................................      20,144,782         2,685,354
   PT Surya Citra Media Tbk.....................................................          76,000            78,450
  *PT Surya Semesta Internusa Tbk...............................................      14,644,000         1,461,908
  *PT Suryainti Permata Tbk.....................................................       3,098,000            30,670
   PT Tambang Batubara Bukit Asam Tbk...........................................       1,046,000         2,338,769
   PT Telekomunikasi Indonesia Tbk..............................................       3,703,500         2,823,391
   PT Telekomunikasi Indonesia Tbk Sponsored ADR................................         189,064         5,794,812
  *PT Tiga Pilar Sejahtera Food Tbk.............................................       2,463,339           129,884
   PT Timah Tbk.................................................................       7,450,500         1,553,161
   PT Trada Maritime Tbk........................................................      16,425,487         1,751,226
  *PT Trias Sentosa Tbk.........................................................       3,213,500           151,489
   PT Trimegah Securities Tbk...................................................       5,343,500            59,145
  *PT Truba Alam Manunggal Engineering Tbk......................................      15,388,500            85,549
   PT Tunas Baru Lampung Tbk....................................................       4,002,000           266,024
   PT Tunas Ridean Tbk..........................................................       8,143,000           633,393
   PT Unilever Indonesia Tbk....................................................       1,254,000         2,727,293
   PT United Tractors Tbk.......................................................       2,745,746         8,642,034
   PT Vale Indonesia Tbk........................................................       7,636,250         3,390,468
   PT Wijaya Karya Tbk..........................................................       5,787,000           456,221
  *PT XL Axiata Tbk.............................................................       4,742,000         2,356,222
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                       235,456,354
                                                                                                   ---------------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd..................................................               1                 5
  *Electra Real Estate, Ltd.....................................................               1                 2
   Formula Systems (1985), Ltd..................................................              --                 5
  *Formula Vision Technologies, Ltd.............................................              --                --
  *Koor Industries, Ltd.........................................................               1                10
   Mivtach Shamir Holdings, Ltd.................................................          10,592           296,947
  *Naphtha Israel Petroleum Corp., Ltd..........................................               1                 3
   Osem Investments, Ltd........................................................              --                 7
   Super-Sol, Ltd. Series B.....................................................              --                 2
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           296,981
                                                                                                   ---------------
MALAYSIA -- (3.4%)
   Aeon Co. Berhad..............................................................         248,000           608,884
   Aeon Credit Service M Berhad.................................................          72,700           162,475
   Affin Holdings Berhad........................................................       1,220,300         1,281,907
   AirAsia Berhad...............................................................       2,627,100         3,061,043
  *Alam Maritim Resources Berhad................................................         698,100           171,925
   Al-'Aqar Healthcare REIT Berhad..............................................          34,155            13,240

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Alliance Financial Group Berhad..............................................       2,500,800   $     3,257,795
   Amcorp Properties Berhad.....................................................         233,633            36,080
   AMMB Holdings Berhad.........................................................       3,675,050         7,067,132
   Amway (Malaysia) Holdings Berhad.............................................          63,300           196,412
   Ann Joo Resources Berhad.....................................................         518,750           323,759
   APM Automotive Holdings Berhad...............................................         211,300           311,974
  *Asia Pacific Land Berhad.....................................................         531,500            75,945
   Axiata Group Berhad..........................................................       2,705,925         4,152,298
   Bandar Raya Developments Berhad..............................................       1,123,800           878,421
   Batu Kawan Berhad............................................................         315,350         1,989,468
   Berjaya Assets Berhad........................................................         150,600            42,794
   Berjaya Corp. Berhad.........................................................       6,945,500         2,165,652
  *Berjaya Land Berhad..........................................................       2,769,200           854,946
  *Berjaya Media Berhad.........................................................          52,300             8,317
   Berjaya Sports Toto Berhad...................................................       1,089,814         1,568,479
   BIMB Holdings Berhad.........................................................       1,064,000           740,965
   Bolton Berhad................................................................         252,900            68,980
   Boustead Heavy Industries Corp. Berhad.......................................         162,400           205,353
   Boustead Holdings Berhad.....................................................         973,292         1,752,422
   British American Tobacco Malaysia Berhad.....................................         142,400         2,311,267
   Bursa Malaysia Berhad........................................................         764,700         1,756,423
   Cahya Mata Sarawak Berhad....................................................         325,000           221,982
   Carlsberg Brewery Berhad.....................................................         249,100           732,069
  *Carotech Berhad..............................................................          44,425               584
  *CB Industrial Product Holding Berhad.........................................         259,080           417,208
   Chemical Co. of Malaysia Berhad..............................................         111,000            54,744
   CI Holdings Berhad...........................................................          97,600            38,517
   CIMB Group Holdings Berhad...................................................       5,420,114        12,306,229
   Coastal Contracts Berhad.....................................................         458,477           346,302
   CSC Steel Holdings Berhad....................................................         400,700           192,048
  *D&O Green Technologies Berhad................................................         131,933             7,594
   Dayang Enterprise Holdings Berhad............................................         420,875           264,018
   Dialog Group Berhad..........................................................       2,510,573         2,017,727
   DiGi.Com Berhad..............................................................       2,639,720         3,433,627
   Dijaya Corp. Berhad..........................................................         229,500           101,736
   DRB-Hicom Berhad.............................................................       2,208,300         2,050,254
   Dutch Lady Milk Industries Berhad............................................          26,300           222,247
   Eastern & Oriental Berhad....................................................       1,826,582         1,000,292
   ECM Libra Avenue Berhad......................................................         982,737           259,953
   Esso (Malaysia) Berhad.......................................................         213,800           255,656
   Evergreen Fibreboard Berhad..................................................         626,000           215,924
   Faber Group Berhad...........................................................         506,200           287,691
  *Fountain View Development Berhad.............................................          31,500                --
   Fraser & Neave Holdings Berhad...............................................         177,000         1,037,157
   Gamuda Berhad................................................................       4,175,800         5,071,869
   Genting (Malaysia) Berhad....................................................       5,992,500         7,946,556
   Genting Berhad...............................................................       2,144,000         7,826,985
   Genting Plantations Berhad...................................................         490,100         1,513,329
   Globetronics Technology Berhad...............................................         155,620            54,716
   Glomac Berhad................................................................         685,700           188,083
   Goldis Berhad................................................................         404,812           254,109
   Grand United Holdings Berhad.................................................         274,800           129,966
  *Green Packet Berhad..........................................................         712,800           143,968
   Guinness Anchor Berhad.......................................................         232,100           945,827
   GuocoLand (Malaysia) Berhad..................................................         544,300           157,399
   Hai-O Enterprise Berhad......................................................         239,200           172,820
   Hap Seng Consolidated Berhad.................................................       2,928,940         1,595,689
   Hap Seng Plantations Holdings Berhad.........................................         688,900           658,879
   Hartalega Holdings Berhad....................................................         165,900           393,564
  *Ho Wah Genting Berhad........................................................       1,406,700           186,578
   Hock Seng Lee Berhad.........................................................         452,820           215,735

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Hong Leong Bank Berhad.......................................................         791,360   $     2,950,701
   Hong Leong Financial Group Berhad............................................         497,100         1,938,487
   Hong Leong Industries Berhad.................................................         150,100           212,318
  *Hovid Berhad.................................................................         177,700            14,868
  *Hubline Berhad...............................................................         139,400             3,895
   Hunza Properties Berhad......................................................          97,600            49,431
   Hwang-DBS (Malaysia) Berhad..................................................         123,200            93,240
   IGB Corp. Berhad.............................................................       3,069,599         2,732,270
   IJM Corp. Berhad.............................................................       3,234,110         6,095,230
   IJM Land Berhad..............................................................       1,206,100           868,517
   IJM Plantations Berhad.......................................................         708,100           767,194
  *Insas Berhad.................................................................         432,140            68,107
   Integrated Logistics Berhad..................................................         111,735            30,476
   Integrax Berhad..............................................................         122,200            51,784
   IOI Corp. Berhad.............................................................       2,757,377         4,888,535
  *Iris Corp. Berhad............................................................         635,800            36,472
  *Jaks Resources Berhad........................................................         968,500           188,959
   Jaya Tiasa Holdings Berhad...................................................         176,425           420,127
  *JCY International Berhad.....................................................       1,222,000           521,229
  *JobStreet Corp. Berhad.......................................................          22,600            16,164
   JT International Berhad......................................................         109,400           246,617
  *K & N Kenanga Holdings Berhad................................................         605,600           135,920
  *Karambunai Corp. Berhad......................................................       3,766,400           216,030
   Keck Seng (Malaysia) Berhad..................................................         316,300           430,534
   Kencana Petroleum Berhad.....................................................         760,032           778,901
   KFC Holdings (Malaysia) Berhad...............................................         529,200           662,501
   Kian Joo Can Factory Berhad..................................................         891,180           655,600
   Kim Loong Resources Berhad...................................................         164,220           134,907
   Kinsteel Berhad..............................................................       1,218,000           219,835
   KLCC Property Holdings Berhad................................................       1,100,800         1,185,955
   KNM Group Berhad.............................................................       3,027,968         1,112,156
  *Kossan Rubber Industries Berhad..............................................         420,000           482,263
   KPJ Healthcare Berhad........................................................         463,050           745,332
   KSL Holdings Berhad..........................................................         303,066           148,302
   Kuala Lumpur Kepong Berhad...................................................         467,022         3,942,350
   KUB (Malaysia) Berhad........................................................       1,177,500           268,449
   Kulim (Malaysia) Berhad......................................................       1,828,800         2,644,055
  *Kumpulan Europlus Berhad.....................................................         548,300           241,542
   Kumpulan Fima Berhad.........................................................         421,600           282,469
  *Kumpulan Hartanah Selangor Berhad............................................         202,200            36,497
   Kumpulan Perangsang Selangor Berhad..........................................         360,100           139,339
  *Kurnia Asia Berhad...........................................................       2,045,200           406,904
   Kwantas Corp. Berhad.........................................................           6,600             5,545
   Lafarge Malayan Cement Berhad................................................         860,500         1,886,402
  *Land & General Berhad........................................................         664,700            88,309
  *Landmarks Berhad.............................................................         860,692           322,154
   Latexx Partners Berhad.......................................................         189,900           123,298
  *Leader Universal Holdings Berhad.............................................         482,800           166,861
  *Leong Hup Holdings Berhad....................................................         140,000            81,372
   Lingkaran Trans Kota Holdings Berhad.........................................         556,900           695,503
   Lingui Development Berhad....................................................         363,900           180,468
  *Lion Corp. Berhad............................................................         754,900            45,858
   Lion Diversified Holdings Berhad.............................................         615,000            77,712
   Lion Forest Industries Berhad................................................          37,800            19,240
   Lion Industries Corp. Berhad.................................................       1,763,300           856,537
   LPI Capital Berhad...........................................................          19,700            86,674
  *MAA Group Berhad.............................................................         187,600            28,621
   Mah Sing Group Berhad........................................................         996,680           673,810
   Malayan Banking Berhad.......................................................       5,300,659        14,295,986
  *Malayan Flour Mills Berhad...................................................         134,600           191,409
   Malaysia Airports Holdings Berhad............................................       1,006,700         1,886,344

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Malaysia Building Society Berhad.............................................         768,874   $       548,100
  *Malaysian Airlines System Berhad.............................................       1,939,766         1,071,803
   Malaysian Bulk Carriers Berhad...............................................         772,523           583,414
   Malaysian Pacific Industries Berhad..........................................         230,225           263,240
   Malaysian Resources Corp. Berhad.............................................       3,856,500         2,744,056
   Maxis Berhad.................................................................       1,450,815         2,721,822
   MBM Resources Berhad.........................................................         237,600           294,593
   Media Prima Berhad...........................................................       2,238,020         1,881,012
   Mega First Corp. Berhad......................................................         150,400            85,987
  *Metro Kajang Holdings Berhad.................................................          83,751            51,196
   MISC Berhad..................................................................       1,266,960         2,465,524
  *MK Land Holdings Berhad......................................................         997,300           101,433
   MMC Corp. Berhad.............................................................       2,040,200         1,876,136
   MNRB Holdings Berhad.........................................................         195,100           160,283
   Mudajaya Group Berhad........................................................         498,133           449,200
   Muhibbah Engineering Berhad..................................................       1,171,400           476,605
  *Mulpha International Berhad..................................................       4,390,600           590,829
   Naim Holdings Berhad.........................................................         343,700           210,886
   NCB Holdings Berhad..........................................................          89,900           115,241
   Nestle (Malaysia) Berhad.....................................................          65,100         1,191,635
   Notion VTEC Berhad...........................................................         254,830           164,009
   NTPM Holdings Berhad.........................................................         669,600           109,956
   Nylex (Malaysia) Berhad......................................................         104,843            21,175
   Oriental Holdings Berhad.....................................................         585,340         1,015,307
   OSK Holdings Berhad..........................................................       1,196,532           700,461
   P.I.E. Industrial Berhad.....................................................          54,600            72,847
   Padini Holdings Berhad.......................................................         474,000           202,240
  *Pan Malaysia Cement Works Berhad.............................................         547,600            16,661
   Panasonic Manufacturing (Malaysia) Berhad....................................          52,700           346,013
   Paramount Corp. Berhad.......................................................         375,260           211,990
   Parkson Holdings Berhad......................................................       1,071,155         1,986,434
   PBA Holdings Berhad..........................................................         172,500            53,488
   Pelikan International Corp. Berhad...........................................         410,610           124,696
  *Perdana Petroleum Berhad.....................................................          76,800            18,520
  *Perisai Petroleum Teknologi Berhad...........................................       1,474,100           391,691
  *Perwaja Holdings Berhad......................................................          56,700            14,701
   Petronas Dagangan Berhad.....................................................         239,800         1,417,308
   Petronas Gas Berhad..........................................................         875,008         4,505,523
  *Pharmaniaga Berhad...........................................................          14,574            24,769
   PJ Development Holdings Berhad...............................................         464,600           115,266
   POS (Malaysia) Berhad........................................................         782,500           722,192
   PPB Group Berhad.............................................................         975,600         5,427,460
   Press Metal Berhad...........................................................         368,100           228,577
   Protasco Berhad..............................................................         260,000            79,329
   Proton Holdings Berhad.......................................................         992,300         1,761,428
   Public Bank Berhad Foreign Market Shares.....................................         732,856         3,273,327
  *Puncak Niaga Holding Berhad..................................................         252,160           128,155
   QL Resources Berhad..........................................................         625,840           645,175
   QSR Brands Berhad............................................................          39,000            83,065
  *Ramunia Holdings Berhad......................................................       2,007,796           250,412
   RCE Capital Berhad...........................................................         560,300            91,024
   RHB Capital Berhad...........................................................       1,245,244         2,913,043
   Salcon Berhad................................................................         390,400            67,950
   SapuraCrest Petroleum Berhad.................................................         751,100         1,199,059
   Sarawak Oil Palms Berhad.....................................................         214,060           432,621
   Scientex Berhad..............................................................         137,664           114,517
  *Scomi Group Berhad...........................................................       3,048,000           285,378
  *Scomi Marine Berhad..........................................................          53,500             6,854
  *SEG International Berhad.....................................................         110,800            69,921
   Selangor Dredging Berhad.....................................................         366,400            84,235
   Selangor Properties Berhad...................................................          18,800            20,751

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Shangri-La Hotels (Malaysia) Berhad..........................................         297,200   $       251,564
   Shell Refining Co. Federation of Malaysia Berhad.............................         215,000           685,110
   SHL Consolidated Berhad......................................................         202,800            83,000
   Sime Darby Berhad............................................................       2,725,524         8,183,479
   Sino Hua-An International Berhad.............................................         939,700            78,640
   SP Setia Berhad..............................................................       2,100,350         2,729,088
   Star Publications (Malaysia) Berhad..........................................         645,200           699,830
   Subur Tiasa Holdings Berhad..................................................         118,860            94,919
  *Sunway Berhad................................................................       1,437,270         1,179,421
   Supermax Corp. Berhad........................................................       1,249,950           877,622
  *Supportive International Holdings Berhad.....................................          41,300             4,074
   Suria Capital Holdings Berhad................................................         198,450           106,290
   Ta Ann Holdings Berhad.......................................................         381,972           716,484
   TA Enterprise Berhad.........................................................       3,331,800           667,566
   TA Global Berhad.............................................................       1,332,540           133,443
   Tan Chong Motor Holdings Berhad..............................................         794,900         1,120,289
   TDM Berhad...................................................................         388,000           596,268
  *Tebrau Teguh Berhad..........................................................       1,709,900           421,573
   Telekom Malaysia Berhad......................................................       1,832,000         2,890,599
   Tenaga Nasional Berhad.......................................................       2,920,681         5,752,952
   TH Plantations Berhad........................................................         483,900           381,556
   Three-A Resources Berhad.....................................................         168,300            72,849
  *Time Dotcom Berhad...........................................................       5,473,400         1,229,719
   Time Engineering Berhad......................................................         479,000            50,295
   Top Glove Corp. Berhad.......................................................         720,880         1,198,025
   Tradewinds (Malaysia) Berhad.................................................         387,600         1,263,254
   Tradewinds Corp. Berhad......................................................         554,800           149,435
   Tradewinds Plantation Berhad.................................................          19,400            30,892
   TRC Synergy Berhad...........................................................         384,192            95,842
  *Trinity Corp. Berhad.........................................................         700,000            13,802
   TSH Resources Berhad.........................................................         864,300           559,086
   UAC Berhad...................................................................          22,764            21,647
   Uchi Technologies Berhad.....................................................         450,500           176,029
  *UEM Land Holdings Berhad.....................................................       2,716,045         2,066,501
   UMW Holdings Berhad..........................................................       1,343,606         3,049,738
   Unico-Desa Plantations Berhad................................................       1,044,293           404,833
   Unisem (Malaysia) Berhad.....................................................       1,646,920           842,870
   United Malacca Berhad........................................................         164,250           366,945
   United Plantations Berhad....................................................         140,100           936,875
   United U-Li Corp. Berhad.....................................................         128,300            32,825
   VS Industry Berhad...........................................................         167,208            87,260
   Wah Seong Corp. Berhad.......................................................         927,312           630,406
   WCT Berhad...................................................................       2,087,300         1,610,558
   Wing Tai (Malaysia) Berhad...................................................         289,900           152,324
   WTK Holdings Berhad..........................................................         798,950           377,360
   YNH Property Berhad..........................................................         951,199           572,239
   YTL Cement Berhad............................................................          58,500            84,617
   YTL Corp. Berhad.............................................................       8,711,370         4,289,875
   YTL e-Solutions Berhad.......................................................         713,500           201,546
  *YTL Land & Development Berhad................................................         574,100           218,528
   YTL Power International Berhad...............................................       4,445,754         2,702,433
  *Zelan Berhad.................................................................         553,600            78,995
   Zhulian Corp Berhad..........................................................          72,266            47,252
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                       245,309,697
                                                                                                   ---------------

MEXICO -- (4.4%)
   Alfa S.A.B. de C.V. Series A.................................................         914,184        11,999,888
  #Alsea de Mexico S.A.B. de C.V...............................................       1,125,018         1,268,808
   America Movil S.A.B. de C.V. Series L........................................       4,095,750         4,770,064
   America Movil S.A.B. de C.V. Series L ADR....................................       1,898,089        44,054,646
  #Arca Continental S.A.B. de C.V...............................................       1,813,758         8,432,783

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MEXICO -- (Continued)
 #*Axtel S.A.B. de C.V..........................................................       2,044,207   $       707,327
 #*Bio Pappel S.A.B. de C.V.....................................................          38,300            14,986
  #Bolsa Mexicana de Valores S.A. de C.V........................................         991,420         1,851,387
  *Carso Infraestructura y Construccion S.A.B. de C.V...........................       1,826,737         1,149,235
  *Cementos de Mexico S.A.B de C.V. Series B....................................         185,196           125,746
 #*Cemex S.A.B. de C.V. Sponsored ADR...........................................       3,198,717        21,783,263
  #Cia Minera Autlan S.A.B. de C.V. Series B....................................         245,100           296,171
  #Coca-Cola Femsa S.A.B. de C.V. Series L......................................         101,500           996,536
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.................................          61,253         6,002,794
  #Compartamos S.A.B. de C.V....................................................       1,439,680         1,683,332
  #Consorcio ARA S.A.B. de C.V. Series *........................................       1,953,300           660,886
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B......................       1,301,742         2,593,677
   Corp Actinver S.A.B. de C.V..................................................           3,200             2,642
 #*Corporacion GEO S.A.B. de C.V. Series B......................................       1,282,170         2,024,463
 #*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B............         222,600           102,470
   Corporacion Moctezuma S.A.B. de C.V. Series *................................         392,200           902,709
 #*Desarrolladora Homex S.A.B. de C.V...........................................         703,200         2,364,663
 #*Desarrolladora Homex S.A.B. de C.V. ADR......................................          24,982           504,636
  *Dine S.A.B. de C.V...........................................................           7,300             3,114
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1.............................         304,488         2,327,211
 #*Empresas ICA S.A.B. de C.V...................................................         924,868         1,507,139
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR....................................         271,299         1,763,444
 #*Financiera Independencia S.A.B. de C.V.......................................         246,788           115,498
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR......................         331,293        23,362,782
 #*Genomma Lab Internacional S.A.B. de C.V. Series B............................         730,190         1,602,215
  *Gruma S.A.B. de C.V. ADR.....................................................           6,300            55,377
 #*Gruma S.A.B. de C.V. Series B................................................       1,017,230         2,263,269
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........................         494,000           931,217
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................         116,953         4,382,229
  #Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B.....................         130,186           487,420
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........................          24,629         1,622,312
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B......................         523,500         3,454,093
   Grupo Carso S.A.B. de C.V. Series A-1........................................       1,455,043         4,353,709
  *Grupo Cementos de Chihuahua S.A.B. de C.V....................................         211,154           728,843
  *Grupo Comercial Chedraui S.A. de C.V.........................................         160,031           392,892
  #Grupo Elektra S.A. de C.V....................................................          90,576         7,922,038
 #*Grupo Famsa S.A.B. de C.V. Series A..........................................         281,686           250,693
  #Grupo Financiero Banorte S.A.B. de C.V. Series O.............................       4,225,185        16,856,524
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.............................       4,626,506         9,544,713
   Grupo Gigante S.A.B. de C.V. Series B........................................          41,000            72,364
  #Grupo Herdez S.A.B. de C.V. Series *.........................................         529,198         1,035,326
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.............................       3,493,554         7,772,924
   Grupo Industrial Maseca S.A.B. de C.V. Series B..............................          44,200            49,697
  *Grupo Industrial Saltillo S.A.B. de C.V......................................          58,600            66,989
   Grupo Kuo S.A.B. de C.V. Series B............................................         191,500           329,841
  *Grupo Mexicano de Desarrollo S.A.B. de C.V...................................          13,000             7,171
   Grupo Mexico S.A.B. de C.V. Series B.........................................       7,270,966        23,066,759
  #Grupo Modelo S.A.B. de C.V. Series C.........................................         974,582         6,040,059
 #*Grupo Simec S.A. de C.V. Series B............................................         295,332           756,791
  *Grupo Simec S.A. de C.V. Sponsored ADR.......................................           2,613            19,885
  #Grupo Televisa S.A.B.........................................................         447,300         1,768,047
   Grupo Televisa S.A.B. Sponsored ADR..........................................         882,290        17,398,759
 #*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
   C.V..........................................................................       1,859,787         3,424,470
   Industrias Bachoco S.A.B. de C.V. Series B...................................          31,375            52,644
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..............................           5,165           103,713
 #*Industrias CH S.A.B. de C.V. Series B........................................         742,560         2,769,909
  #Industrias Penoles S.A.B. de C.V.............................................         121,630         5,813,634
 #*Inmuebles Carso S.A.B. de C.V. Series B-1....................................       1,383,025         1,114,136
  #Kimberly Clark de Mexico S.A.B. de C.V. Series A.............................         834,056         4,735,282
  *Maxcom Telecomunicaciones S.A.B. de C.V......................................           6,900             1,832
  *Megacable Holdings S.A.B. de C.V.............................................         183,285           379,673

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MEXICO -- (Continued)
  #Mexichem S.A.B. de C.V. Series *.............................................       1,647,283   $     5,687,215
  #*Minera Frisco S.A.B. de C.V. Series A-1.....................................       1,010,100         4,593,231
  *OHL Mexico S.A.B. de C.V.....................................................          18,884            30,541
         #*Organizacion Soriana S.A.B. de C.V. Series B.........................       2,450,442         6,173,999
  *Promotora y Operadora de Infraestructura S.A.B de C.V........................         368,152         1,680,595
  *Qualitas Cia de Seguros S.A. de C.V..........................................         169,259           165,570
  *Sare Holding S.A.B. de C.V...................................................         449,700            46,232
   TV Azteca S.A.B. de C.V......................................................       3,464,206         2,368,102
  *Urbi Desarrollos Urbanos S.A.B. de C.V.......................................       1,728,454         2,465,223
  *Vitro S.A.B. de C.V. Series A................................................         193,764           195,710
  #Wal-Mart de Mexico S.A.B. de C.V. Series V...................................       4,846,945        14,997,375
                                                                                                   ---------------
TOTAL MEXICO....................................................................                       313,403,542
                                                                                                   ---------------

PERU -- (0.2%)
   Cia de Minas Buenaventura S.A. ADR...........................................         131,231         5,629,810
   Credicorp, Ltd...............................................................          83,308         9,468,787
                                                                                                   ---------------
TOTAL PERU......................................................................                        15,098,597
                                                                                                   ---------------

PHILIPPINES -- (1.2%)
   A. Soriano Corp..............................................................         818,000            66,967
   Aboitiz Equity Ventures, Inc.................................................       3,382,600         3,295,495
   Aboitiz Power Corp...........................................................       3,615,800         2,544,689
   Alaska Milk Corp.............................................................          97,900            32,381
   Alliance Global Group, Inc...................................................      25,238,000         6,464,760
   Alsons Consolidated Resources, Inc...........................................         190,000             5,621
  *Atlas Consolidated Mining & Development Corp.................................       2,132,600           942,265
   Ayala Corp. Series A.........................................................         443,115         3,624,920
   Ayala Land, Inc..............................................................       7,680,020         3,159,080
   Bank of the Philippine Islands...............................................       2,783,303         3,925,796
   BDO Unibank, Inc.............................................................       2,894,200         4,038,150
  *Belle Corp...................................................................       7,994,500           891,287
  *Cebu Air, Inc................................................................         786,750         1,230,281
   China Banking Corp...........................................................          28,254           273,001
  *CitisecOnline.com, Inc.......................................................          37,600            16,986
  *Cyber Bay Corp...............................................................       3,846,000            82,412
  *Digital Telecommunications Philippines, Inc..................................       4,100,000           137,582
  *DMCI Holdings, Inc...........................................................       1,962,100         2,101,536
  *Empire East Land Holdings, Inc...............................................       4,900,000            69,626
   Energy Development Corp......................................................      12,171,900         1,588,116
   Filinvest Development Corp...................................................       1,314,251           117,001
   Filinvest Land, Inc..........................................................      46,065,687         1,244,623
  *First Gen Corp...............................................................       3,310,500           999,422
   First Philippines Holdings Corp..............................................         950,020         1,318,926
  *Global Estate Resorts, Inc...................................................       3,895,000           203,129
  *Globe Telecom, Inc...........................................................          67,540         1,832,720
  *International Container Terminal Services, Inc...............................       1,632,270         2,130,505
   JG Summit Holdings, Inc......................................................         394,800           255,541
   Jollibee Foods Corp..........................................................         620,945         1,415,100
  *Lepanto Consolidated Mining Co. Series B.....................................      12,819,207           549,185
   Lopez Holdings Corp..........................................................       8,207,900           992,390
   Manila Electric Co...........................................................         308,640         2,012,894
   Manila Water Co., Inc........................................................       2,276,000         1,114,536
   Megaworld Corp...............................................................      37,988,600         1,511,897
   Metro Bank & Trust Co........................................................       2,853,642         5,041,957
  *Metro Pacific Corp. Series A.................................................         225,000            10,913
   Metro Pacific Investments Corp...............................................      29,841,000         2,431,984
  *Pepsi-Cola Products Philippines, Inc.........................................       2,267,000           120,470
   Philex Mining Corp...........................................................         770,250           417,678
   Philippine Long Distance Telephone Co........................................           9,640           615,906
   Philippine Long Distance Telephone Co. Sponsored ADR.........................          38,300         2,432,816
  *Philippine National Bank.....................................................       1,036,540         1,517,969

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
PHILIPPINES -- (Continued)
   Philippine Stock Exchange, Inc...............................................          12,020   $        68,818
   PhilWeb Corp.................................................................       1,020,900           368,463
   Rizal Commercial Banking Corp................................................       1,216,119           861,716
   Robinson's Land Corp. Series B...............................................       7,244,050         2,373,738
   San Miguel Corp..............................................................       1,058,080         2,894,402
   Security Bank Corp...........................................................         763,032         2,024,171
   Semirara Mining Corp.........................................................         269,720         1,414,931
   Shang Properties, Inc........................................................         174,286             8,124
   SM Development Corp..........................................................       4,390,875           718,040
   SM Investments Corp..........................................................         281,370         4,072,896
   SM Prime Holdings, Inc.......................................................      11,687,626         4,466,719
   Southeast Asia Cement Holdings, Inc..........................................       4,981,000           202,085
   Union Bank of Philippines....................................................         388,700           690,526
   Universal Robina Corp........................................................       2,988,800         3,738,698
   Vista Land & Lifescapes, Inc.................................................       8,912,700           633,514
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                        87,315,354
                                                                                                   ---------------
POLAND -- (1.5%)
   Agora SA.....................................................................         137,319           511,820
   Amica Wronki SA..............................................................           7,253            76,385
  *AmRest Holdings SE...........................................................          33,312           656,187
   Apator SA....................................................................          24,049           141,663
   Asseco Poland SA.............................................................         254,268         3,697,287
   ATM SA.......................................................................          23,413            46,193
   Bank Handlowy w Warszawie SA.................................................          84,436         1,959,064
   Bank Millennium SA...........................................................       1,176,234         1,528,313
   Bank Pekao SA................................................................         122,224         5,972,387
  *Barlinek SA..................................................................          72,057            30,401
  *Bioton SA....................................................................       8,698,900           297,712
  *BOMI SA......................................................................          24,202            18,273
  *Boryszew SA..................................................................       2,512,699           586,420
  *BRE Bank SA..................................................................          31,430         2,871,611
   Budimex SA...................................................................          16,711           440,557
  *CD Projekt Red SA............................................................         239,043           452,465
  *Ciech SA.....................................................................         104,366           631,165
  *Cinema City International NV.................................................          26,503           253,322
  *City Interactive SA..........................................................          18,563           167,635
  *Colian SA....................................................................           9,504             8,347
  *ComArch SA...................................................................           5,517           106,664
  *Cyfrowy Polsat SA............................................................         157,305           643,617
   Debica SA....................................................................           8,082           135,109
   Decora SA....................................................................           5,510            19,857
   Dom Development SA...........................................................           9,946           103,637
  *Dom Maklerski IDM SA.........................................................         583,552           308,161
  *Echo Investment SA...........................................................         655,616           804,744
   Elektrobudowa SA.............................................................           2,716            83,912
   Emperia Holding SA...........................................................          25,663           913,877
   Enea SA......................................................................         259,726         1,452,013
  *Energomontaz Poludnie SA.....................................................          14,733             9,120
   Eurocash SA..................................................................         122,386         1,139,171
   Fabryki Mebli Forte SA.......................................................          20,079            60,256
   Famur SA.....................................................................          50,159            48,325
  *Farmacol SA..................................................................          34,487           283,532
  *Ferrum SA....................................................................          15,630            44,877
  *Gant Development SA..........................................................          35,903            94,236
  *Get Bank SA..................................................................       2,460,284         1,402,914
  *Getin Holding SA.............................................................         994,803           753,551
   Grupa Kety SA................................................................          20,822           690,355
  *Grupa Lotos SA...............................................................         216,259         1,752,861
  *Hawe SA......................................................................         160,191           177,366
  *Hydrobudowa Polska SA........................................................         164,537            47,155

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
POLAND -- (Continued)
   Impexmetal SA................................................................         183,505   $       221,039
   ING Bank Slaski SA...........................................................          54,863         1,402,480
  *Inter Cars SA................................................................           1,283            34,152
  *JW Construction Holding SA...................................................          22,563            53,147
  *Kernel Holding SA............................................................         104,223         2,217,347
   KGHM Polska Miedz SA.........................................................         289,971        12,598,005
  *Koelner SA...................................................................          14,359            53,386
  *Kopex SA.....................................................................          79,391           580,252
   Kredyt Bank SA...............................................................          98,661           336,339
  *LC Corp. SA..................................................................         512,734           180,013
   LPP SA.......................................................................           1,006           629,806
  *Lubelski Wegiel Bogdanka SA..................................................          84,469         3,244,335
  *MCI Management SA............................................................          84,292           116,761
  *Mercor SA....................................................................           2,734             9,296
  *MNI SA.......................................................................         192,290           131,975
  *Mondi Packaging Paper Swiecie SA.............................................          18,925           360,542
   Mostostal Warszawa SA........................................................          10,158            61,187
   Mostostal Zabrze Holding SA..................................................         168,586            85,277
  *Netia Holdings SA............................................................         931,273         1,641,934
   NFI Empik Media & Fashion SA.................................................          56,779           165,304
   NG2 SA.......................................................................          20,090           310,989
  *Noble Bank SA................................................................          16,287            20,898
  *Orbis SA.....................................................................          60,537           760,599
   PBG SA.......................................................................          26,423           674,159
   Pekaes SA....................................................................          15,818            35,613
   Pelion SA....................................................................          19,581           197,872
  *Petrolinvest SA..............................................................         184,603           162,909
  *Pfleiderer Grajewo SA........................................................          55,729           128,932
   PGE SA.......................................................................       1,097,758         6,981,303
   Polimex-Mostostal SA.........................................................       1,627,903           910,038
  *Polish Energy Partners SA....................................................          31,448           208,795
   Polnord SA...................................................................          29,050           153,139
  *Polska Grupa Odlewnicza SA...................................................          10,031             4,383
  *Polski Koncern Miesny Duda SA................................................         373,841            96,247
  *Polski Koncern Naftowy Orlen SA..............................................         889,025        10,132,785
   Polskie Gornictwo Naftowe I Gazownictwo SA...................................       2,350,292         2,838,584
   Powszechna Kasa Oszczednosci Bank Polski SA..................................         620,469         6,701,245
  *Powszechny Zaklad Ubezpieczen SA.............................................          45,956         4,766,678
  *PZ Cormay SA.................................................................          53,990           267,753
   Raciborska Fabryka Kotlow SA.................................................          97,878           240,325
  *Rovese SA....................................................................         273,066           463,846
   Sniezka SA...................................................................           9,541            79,267
  *Stalexport SA................................................................         209,801            80,738
   Stalprodukt SA...............................................................           4,234           366,488
   Stalprofil SA................................................................           1,188             6,046
  *Sygnity SA...................................................................          57,669           344,618
   Synthos SA...................................................................       1,401,209         2,249,970
  *Tauron Polska Energia SA.....................................................         735,490         1,234,504
   Telekomunikacja Polska SA....................................................       1,023,795         5,491,732
  *Trakcja-Tiltra SA............................................................         114,358            46,291
   TVN SA.......................................................................         309,755         1,083,583
  *Vistula Group SA.............................................................          81,530            28,902
  *Warsaw Stock Exchange SA.....................................................          41,215           512,412
   Zaklady Azotowe Pulawy SA....................................................          15,173           437,773
  *Zaklady Azotowe w Tarnowie-Moscicach SA......................................          69,522           649,284
  *Zaklady Chemiczne Police SA..................................................           6,171            20,001
   Zaklady Tluszcowe Kruszwica SA...............................................           4,208            65,149
  *Zamet Industry SA............................................................          10,031             4,539
   Zelmer SA....................................................................          11,142           103,347
                                                                                                   ---------------
TOTAL POLAND....................................................................                       104,406,830
                                                                                                   ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
RUSSIA -- (3.4%)
   Eurasia Drilling Co., Ltd. GDR...............................................         158,388   $     4,173,216
   Federal Hydrogenerating Co. ADR..............................................       2,768,357        10,762,945
   Gazprom OAO Sponsored ADR....................................................       8,038,134        97,663,607
   Gazpromneft JSC Sponsored ADR................................................         286,585         7,134,472
   Globaltrans Investment P.L.C. Sponsored GDR..................................          65,413           993,787
  *Integra Group Holdings GDR...................................................         205,096           408,756
   Lukoil OAO Sponsored ADR.....................................................         766,034        44,996,658
   Magnitogorsk Iron & Steel Works Sponsored GDR................................         333,116         1,987,332
  #*Mechel Sponsored ADR........................................................         452,116         5,013,966
   MMC Norilsk Nickel JSC ADR...................................................         426,827         8,213,750
   Novolipetsk Steel OJSC GDR...................................................         113,084         2,792,255
   Novorossiysk Sea Trade Port GDR..............................................         110,695           774,068
  *PIK Group GDR................................................................         264,634           635,927
  *Polymetal JSC GDR............................................................         175,796         2,916,549
   Rosneft Oil Co. GDR..........................................................       1,525,757        11,265,918
   Severstal OAO GDR............................................................         223,480         3,220,510
  #Surgutneftegas Sponsonsored ADR..............................................       1,133,260        10,628,199
  #Tatneft Sponsored ADR........................................................         164,671         5,753,700
   TMK OAO GDR..................................................................         100,799         1,192,438
   Uralkali OJSC GDR............................................................         197,057         7,038,393
   VimpelCom, Ltd. Sponsored ADR................................................         623,151         6,642,790
   VTB Bank OJSC GDR............................................................       1,259,089         5,906,338
  *X5 Retail Group NV GDR.......................................................         114,555         2,528,758
                                                                                                   ---------------
TOTAL RUSSIA....................................................................                       242,644,332
                                                                                                   ---------------

SOUTH AFRICA -- (7.6%)
   ABSA Group, Ltd..............................................................         751,162        14,199,855
   Acucap Properties, Ltd.......................................................         156,239           799,010
   Adcock Ingram Holdings, Ltd..................................................         426,009         3,404,539
   Adcorp Holdings, Ltd.........................................................         170,374           579,698
   Advtech, Ltd.................................................................         684,647           558,959
   AECI, Ltd....................................................................         355,414         3,867,305
   Afgri, Ltd...................................................................         976,171           760,594
   African Bank Investments, Ltd................................................       1,992,463         9,339,684
  #African Oxygen, Ltd..........................................................         358,035           813,882
   African Rainbow Minerals, Ltd................................................         292,896         6,858,738
   Allied Electronics Corp., Ltd................................................         109,099           323,816
   Allied Technologies, Ltd.....................................................         127,696           856,387
  #Anglo American Platinum Corp., Ltd...........................................          96,256         6,742,664
   AngloGold Ashanti, Ltd.......................................................           6,997           321,135
   AngloGold Ashanti, Ltd. Sponsored ADR........................................         403,227        18,467,797
   ArcelorMittal South Africa, Ltd..............................................         520,925         4,538,115
   Argent Industrial, Ltd.......................................................         135,199           111,379
   Aspen Pharmacare Holdings, Ltd...............................................         450,432         5,724,623
   Assore, Ltd..................................................................          74,534         2,163,486
   Astral Foods, Ltd............................................................         122,826         1,897,696
   Aveng, Ltd...................................................................       1,610,593         7,139,245
   AVI, Ltd.....................................................................         843,330         4,456,247
   Avusa, Ltd...................................................................         140,014           358,775
   Barloworld, Ltd..............................................................         686,113         7,672,962
   Basil Read Holdings, Ltd.....................................................         119,031           202,107
  *Bell Equipment, Ltd..........................................................         121,325           321,845
   Bidvest Group, Ltd...........................................................         483,973        10,407,529
   Blue Label Telecoms, Ltd.....................................................         935,561           745,762
  *Brait SE.....................................................................         706,897         1,807,052
   Business Connexion Group, Ltd................................................         397,863           243,972
  *Business Connexion Group, Ltd. Series A......................................          14,855             1,367
   Capital Property Fund........................................................         123,493           144,931
   Capitec Bank Holdings, Ltd...................................................          58,728         1,373,370
   Cashbuild, Ltd...............................................................          59,030           885,918
   Caxton & CTP Publishers & Printers, Ltd......................................         348,066           678,305

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Ceramic Industries, Ltd......................................................           9,393   $       123,470
   Cipla Medpro South Africa, Ltd...............................................       1,231,360         1,036,813
   City Lodge Hotels, Ltd.......................................................          99,517           983,236
   Clicks Group, Ltd............................................................         476,473         2,420,859
   Coronation Fund Managers, Ltd................................................         574,000         1,858,126
   Data Tec, Ltd................................................................         580,489         3,165,749
   Datacentrix Holdings, Ltd....................................................         127,775            72,897
  *Delta EMD, Ltd...............................................................          28,740            30,735
   Discovery Holdings, Ltd......................................................         605,339         3,514,705
   Distell Group, Ltd...........................................................          96,572           888,476
  *Distribution & Warehousing Network, Ltd......................................         161,277           113,140
  *Dorbyl, Ltd..................................................................          16,666             2,902
   DRDGOLD, Ltd.................................................................       1,739,760         1,157,841
   ElementOne, Ltd..............................................................          90,000           135,211
   EOH Holdings, Ltd............................................................         201,476           759,298
   Eqstra Holdings, Ltd.........................................................         483,403           480,668
  *Evraz Highveld Steel & Vanadium, Ltd.........................................          35,483           176,880
   Exxaro Resources, Ltd........................................................         205,983         5,063,728
   Famous Brands, Ltd...........................................................          89,587           532,607
   FirstRand, Ltd...............................................................       5,009,121        14,454,248
   Foschini Group, Ltd. (The)...................................................         352,444         4,875,893
  *Gijima Group, Ltd............................................................       1,040,416            75,851
   Gold Fields, Ltd.............................................................          64,532         1,069,552
   Gold Fields, Ltd. Sponsored ADR..............................................       1,511,177        24,828,638
   Grindrod, Ltd................................................................       1,623,482         3,085,390
   Group Five, Ltd..............................................................         281,159           902,338
   Growthpoint Properties, Ltd..................................................       2,399,761         6,113,275
   Harmony Gold Mining Co., Ltd.................................................         234,622         2,854,443
   Harmony Gold Mining Co., Ltd. Sponsored ADR..................................         827,479         9,979,397
   Hudaco Industries, Ltd.......................................................          83,559         1,162,177
  *Hulamin, Ltd.................................................................         232,409           252,455
   Iliad Africa, Ltd............................................................         328,691           204,014
   Illovo Sugar, Ltd............................................................         625,903         2,039,796
   Impala Platinum Holdings, Ltd................................................         865,746        18,983,855
   Imperial Holdings, Ltd.......................................................         523,910         9,262,536
   Investec, Ltd................................................................         595,801         3,642,714
   JD Group, Ltd................................................................         665,906         4,155,606
   JSE, Ltd.....................................................................         256,048         2,505,338
   Kagiso Media, Ltd............................................................          23,391            53,216
   Kap International Holdings, Ltd..............................................         308,543           122,024
   Kumba Iron Ore, Ltd..........................................................          63,071         4,317,637
   Lewis Group, Ltd.............................................................         330,238         3,164,077
   Liberty Holdings, Ltd........................................................         379,570         4,123,135
   Life Healthcare Group Holdings, Ltd..........................................       1,151,741         3,123,385
   Massmart Holdings, Ltd.......................................................         119,270         2,687,734
   Mediclinic International, Ltd................................................         781,725         3,520,650
   Merafe Resources, Ltd........................................................       3,504,211           407,565
   Metair Investments, Ltd......................................................         272,386           708,031
   MMI Holdings, Ltd............................................................       3,356,580         7,779,616
   Mondi, Ltd...................................................................         328,071         2,613,361
  *Mpact, Ltd...................................................................         341,517           654,480
   Mr. Price Group, Ltd.........................................................         329,554         3,630,153
   MTN Group, Ltd...............................................................       1,805,692        30,543,208
  *Murray & Roberts Holdings, Ltd...............................................         920,801         3,140,549
  *Mvelaphanda Group, Ltd.......................................................         660,924           291,215
   Mvelaserve, Ltd..............................................................         157,875           214,989
  *Nampak, Ltd..................................................................       2,003,750         5,788,800
   Naspers, Ltd. Series N.......................................................         380,266        18,987,261
   Nedbank Group, Ltd...........................................................         554,510        11,078,118
   Network Healthcare Holdings, Ltd.............................................       1,565,892         2,716,659
   Northam Platinum, Ltd........................................................         583,892         2,514,422

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Nu-World Holdings, Ltd.......................................................          23,372   $        49,987
   Oceana Group, Ltd............................................................          80,625           474,926
  *Omnia Holdings, Ltd..........................................................         203,339         2,250,512
   Palabora Mining Co., Ltd.....................................................          57,572         1,162,496
   Peregrine Holdings, Ltd......................................................         420,500           537,087
   Petmin, Ltd..................................................................         129,835            48,916
   Pick'n Pay Stores, Ltd.......................................................         328,124         1,916,011
   Pinnacle Technology Holdings, Ltd............................................         119,962           198,870
   Pioneer Foods, Ltd...........................................................         205,781         1,603,942
   Pretoria Portland Cement Co., Ltd............................................         978,429         3,538,742
   PSG Group, Ltd...............................................................         549,665         3,305,195
   Rainbow Chicken, Ltd.........................................................          66,901           127,750
   Raubex Group, Ltd............................................................         223,228           372,186
   Resilient Property Income Fund, Ltd..........................................         514,834         2,505,730
  #Reunert, Ltd.................................................................         413,314         3,441,014
  *Royal Bafokeng Platinum, Ltd.................................................          34,003           257,668
   Sanlam, Ltd..................................................................       4,672,166        18,106,032
   Santam, Ltd..................................................................          89,360         1,619,009
  *Sappi, Ltd...................................................................         892,758         2,944,107
  *Sappi, Ltd. Sponsored ADR....................................................         399,244         1,309,520
   Sasol, Ltd...................................................................         202,000        10,322,918
   Sasol, Ltd. Sponsored ADR....................................................         667,505        34,269,707
  *SecureData Holdings, Ltd.....................................................         201,602            15,079
  *Sentula Mining, Ltd..........................................................       1,597,204           419,222
   Shoprite Holdings, Ltd.......................................................         448,627         7,406,217
   Spar Group, Ltd. (The).......................................................         266,958         3,771,766
   Spur Corp., Ltd..............................................................         271,562           536,522
   Standard Bank Group, Ltd.....................................................       1,899,254        25,924,131
   Stefanutti Stocks Holdings, Ltd..............................................         123,508           165,687
  #*Steinhoff International Holdings, Ltd.......................................       3,148,257        10,105,186
   Sun International, Ltd.......................................................         213,559         2,465,056
  *Super Group, Ltd.............................................................         810,648         1,190,038
   Telkom South Africa, Ltd.....................................................         668,881         2,506,787
   Telkom South Africa, Ltd. Sponsored ADR......................................          24,334           361,360
   Tiger Brands, Ltd............................................................         174,985         5,626,549
   Tongaat-Hulett, Ltd..........................................................         282,213         3,705,142
  *Trans Hex Group, Ltd.........................................................          55,148            23,671
   Trencor, Ltd.................................................................         282,137         1,407,343
   Truworths International, Ltd.................................................         429,292         4,285,784
   Tsogo Sun Holdings, Ltd......................................................         240,821           535,254
   Value Group, Ltd.............................................................          95,008            49,973
  *Village Main Reef, Ltd.......................................................         719,512           216,250
   Vodacom Group, Ltd...........................................................         289,174         3,554,639
   Vukile Property Fund, Ltd....................................................         312,239           613,089
  *Wesizwe Platinum, Ltd........................................................         453,480            84,902
   Wilson Bayly Holme-Ovcon, Ltd................................................         173,963         2,444,501
   Woolworths Holdings, Ltd.....................................................       1,324,745         7,098,029
   Zeder Investments, Ltd.......................................................         147,603            48,030
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                       538,836,423
                                                                                                   ---------------

SOUTH KOREA -- (13.8%)
  #*Aekyung Petrochemical Co., Ltd..............................................          11,876           375,549
  *Amorepacific Corp............................................................           4,661         4,151,606
  *Amorepacific Group...........................................................           8,043         1,843,558
  *Artone Paper Manufacturing Co., Ltd..........................................           1,875             3,533
  #*Asia Cement Manufacturing Co., Ltd..........................................           7,716           276,196
  *Asia Paper Manufacturing Co., Ltd............................................           3,740            30,555
  *Asiana Airlines, Inc.........................................................         260,250         1,709,893
  *AUK Corp.....................................................................         139,710           422,754
  #*Baiksan Co., Ltd............................................................          30,100            89,198
  #*Basic House Co., Ltd. (The).................................................          23,330           413,016

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Bing Grae Co., Ltd...........................................................          14,668   $       789,962
  #*BNG Steel Co., Ltd..........................................................          31,490           371,832
   Boo Kook Securities Co., Ltd.................................................           4,620            71,878
  *Boryung Pharmaceutical Co., Ltd..............................................          11,790           175,681
  *BS Financial Group, Inc......................................................         335,290         3,790,917
  #Bu Kwang Pharmaceutical Co., Ltd.............................................          34,589           474,697
  *BYC Co., Ltd.................................................................             190            25,677
  *Byuck San Corp...............................................................           3,790            70,746
  *Byuck San Engineering & Construction Co., Ltd................................          10,240             8,896
  #*Capro Corp..................................................................          50,040         1,128,995
  #*Charm Engineering Co., Ltd..................................................          68,790           225,631
   Cheil Industrial, Inc........................................................          90,425         8,077,870
  *Cheil Worldwide, Inc.........................................................         164,370         2,545,184
  #*Chin Hung International, Inc................................................       1,069,873           244,558
  *Cho Kwang Leather Co., Ltd...................................................           6,000            63,877
  *Choil Aluminum Manufacturing Co., Ltd........................................           3,320            27,495
  #*Chong Kun Dang Pharmaceutical Corp..........................................          32,094           596,779
  #*Choongwae Holdings Co., Ltd.................................................          56,526           130,976
  *Chosun Refractories Co., Ltd.................................................           2,127           123,072
  #*CJ CGV Co., Ltd.............................................................          29,100           655,425
  *CJ Cheiljedang Corp..........................................................          19,595         5,370,408
  *CJ Corp......................................................................          49,693         3,423,890
  *CJ E&M Corp..................................................................          11,693           331,602
  #*CJ Seafood Corp.............................................................          46,990           145,507
  *CKD Bio Corp.................................................................          10,200           134,645
  #*Cosmax, Inc.................................................................          22,860           323,285
  *CosmoAM&T Co., Ltd...........................................................          18,360           118,332
  *Cosmochemical Co., Ltd.......................................................          31,060           479,428
  #*Crown Confectionery Co., Ltd................................................           2,236           336,084
  *Dae Dong Industrial Co., Ltd.................................................          27,440           104,695
  #*Dae Han Flour Mills Co., Ltd................................................           3,237           512,513
  *Dae Won Kang Up Co., Ltd.....................................................          69,330           287,579
  #*Daechang Co., Ltd...........................................................         172,250           247,967
  #*Daeduck Electronics Co., Ltd................................................          88,050           861,031
  *Daeduck Industries Co., Ltd..................................................          62,180           533,624
   Daegu Department Store Co., Ltd..............................................          20,100           245,790
  #*Daehan Steel Co., Ltd.......................................................          27,620           214,620
  *Daehan Synthetic Fiber Co., Ltd..............................................           1,234            81,633
  #*Dae-Il Corp.................................................................          34,460           195,689
   Daekyo Co., Ltd..............................................................          76,070           420,027
  *Daekyung Machinery & Engineering Co., Ltd....................................          49,420           120,361
  *Daelim Industrial Co., Ltd...................................................          80,016         7,687,775
  *Daelim Trading Co., Ltd......................................................           3,405            12,301
  *Daesang Corp.................................................................          65,617           859,995
  *Daesang Holdings Co., Ltd....................................................          53,580           208,208
  *Daesung Group Partners Co., Ltd..............................................           3,000           152,169
  #*Daesung Holdings Co., Ltd...................................................          24,550           160,769
  *Daesung Industrial Co., Ltd..................................................          10,168           251,856
  #*Daewon Pharmaceutical Co., Ltd..............................................          13,299            80,853
  #*Daewoo Engineering & Construction Co., Ltd..................................         253,215         2,668,713
  #Daewoo International Corp....................................................          68,617         1,840,468
   Daewoo Securities Co., Ltd...................................................         577,307         6,753,934
  #*Daewoo Shipbuilding & Marine Engineering Co., Ltd...........................         242,110         5,990,991
  *Daewoong Co., Ltd............................................................           2,750            35,723
  #*Daewoong Pharmaceutical Co., Ltd............................................          16,127           403,530
  *Dahaam E-Tec Co., Ltd........................................................           1,420            22,679
   Daishin Securities Co., Ltd..................................................         120,360         1,280,252
  *Daiyang Metal Co., Ltd.......................................................               1                 1
  #*Daou Technology, Inc........................................................          88,330         1,066,967
  #*Dayou Automotive Seat Technology Co., Ltd...................................          78,740           193,034
  *DCM Corp.....................................................................          16,370           153,449

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *DGB Financial Group, Inc.....................................................         309,247   $     4,118,929
  #*Digital Power Communications Co., Ltd.......................................          30,360            41,292
  #*Dong Ah Tire Industrial Co., Ltd............................................          14,820           149,814
  #*Dong IL Rubber Belt Co., Ltd................................................          39,745           297,389
  #*Dong Yang Gang Chul Co., Ltd................................................         100,610           270,439
  #*Dong-A Pharmaceutical Co., Ltd..............................................          21,839         1,850,492
  *Dong-Ah Geological Engineering Co., Ltd......................................           9,260            89,702
  *Dongaone Co., Ltd............................................................          89,360           379,405
  *Dongbang Agro Co., Ltd.......................................................           8,450            46,420
  *Dongbang Transport Logistics Co., Ltd........................................          52,350           193,926
  *Dongbu Corp..................................................................          16,950            74,903
  #*Dongbu HiTek Co., Ltd.......................................................          75,638           624,385
   Dongbu Insurance Co., Ltd....................................................          81,255         3,471,838
   Dongbu Securities Co., Ltd...................................................          67,321           286,141
  #*Dongbu Steel Co., Ltd.......................................................          71,695           420,677
  *Dong-Il Corp.................................................................           3,658           151,525
  #*Dongil Industries Co., Ltd..................................................           4,009           206,900
  *Dongkuk Steel Mill Co., Ltd..................................................         125,710         2,639,134
  #*Dongwha Pharm Co., Ltd......................................................          49,975           214,996
  *Dongwon F&B Co., Ltd.........................................................           3,318           189,267
  #*Dongwon Industries Co., Ltd.................................................           3,457           535,352
  #*Dongwon Systems Corp........................................................         172,620           168,012
  *Dongyang Engineering & Construction Corp.....................................           1,620             8,897
  #*Dongyang Mechatronics Corp..................................................          58,839           700,256
  #*Doosan Construction & Engineering Co., Ltd..................................         130,290           401,506
  #Doosan Corp..................................................................          25,311         3,443,513
  *Doosan Heavy Industries & Construction Co., Ltd..............................          87,730         5,268,268
  #*Doosan Infracore Co., Ltd...................................................         215,730         3,641,105
  #*DuzonBIzon Co., Ltd.........................................................          46,080           354,443
  #*E1 Corp.....................................................................           7,827           402,254
  *Eagon Industrial Co., Ltd....................................................           7,180            32,250
   E-Mart Co., Ltd..............................................................          40,093         9,658,059
  *Eugene Investment & Securities Co., Ltd......................................         165,475           556,940
  *F&F Co., Ltd.................................................................           9,410            53,991
  *Fila Korea, Ltd..............................................................          12,486           863,921
  #*Firstech Co., Ltd...........................................................          58,476           100,174
  #*Foosung Co., Ltd............................................................         111,953           769,078
  *Fursys, Inc..................................................................          10,506           321,389
  #Gaon Cable Co., Ltd..........................................................           3,692            56,811
  *GIIR, Inc....................................................................          13,310           101,994
  #*Global & Yuasa Battery Co., Ltd.............................................          16,610           669,527
   Golden Bridge Investment & Securities Co., Ltd...............................          66,720            80,752
  #Grand Korea Leisure Co., Ltd.................................................          33,190           588,220
  *Green Cross Corp.............................................................           9,582         1,218,436
  #*Green Cross Holdings Corp...................................................          74,330           896,477
  *Green Non-Life Insurance Co., Ltd............................................          12,735            28,462
  *GS Engineering & Construction Corp...........................................          90,039         7,980,742
  #*GS Global Corp..............................................................          35,281           399,914
  *GS Holdings Corp.............................................................         150,694         8,337,360
   Gwangju Shinsegae Co., Ltd...................................................           1,802           275,978
  #*Hae In Co., Ltd.............................................................          18,810            85,169
  #*Halla Climate Control Corp..................................................          70,130         1,334,561
  *Halla Engineering & Construction Corp........................................          45,804           578,152
  #*Han Kuk Carbon Co., Ltd.....................................................          56,660           307,561
   Han Yang Securities Co., Ltd.................................................          18,020           110,893
   Hana Financial Group, Inc....................................................         557,022        19,071,951
  #*Hanall Biopharma Co., Ltd...................................................          54,290           501,396
   Handok Pharmaceuticals Co., Ltd..............................................           5,230            58,426
  *Handsome Co., Ltd............................................................          49,394         1,480,793
  #*Hanil Cement Co., Ltd.......................................................          11,573           482,002
  *Hanil Engineering & Construction Co., Ltd....................................           3,517             6,817

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  #*Hanil E-Wha Co., Ltd........................................................          70,050   $       592,221
  #*Hanjin Heavy Industries & Construction Co., Ltd.............................         109,969         2,038,107
  #*Hanjin Heavy Industries & Construction Holdings Co., Ltd....................          39,225           281,529
  #*Hanjin Shipping Co., Ltd....................................................         287,634         3,452,981
  #*Hanjin Shipping Holdings Co., Ltd...........................................          25,774           195,764
  #*Hanjin Transportation Co., Ltd..............................................          26,950           563,011
  *Hankook Cosmetics Co., Ltd...................................................          12,893            21,344
  *Hankook Cosmetics Manufacturing Co., Ltd.....................................           3,526            11,963
  #Hankook Shell Oil Co., Ltd...................................................           1,570           297,426
  #*Hankook Tire Manufacturing Co., Ltd.........................................         117,980         4,705,349
  *Hankuk Glass Industries, Inc.................................................           3,770            85,221
  *Hankuk Paper Manufacturing Co., Ltd..........................................           6,900           137,084
  *Hanmi Holdings Co., Ltd......................................................           3,977            70,639
  #*Hanmi Pharm Co., Ltd........................................................          15,184           864,486
  *Hanmi Semiconductor Co., Ltd.................................................          35,650           204,285
  *Hansae Co., Ltd..............................................................          16,029            88,168
  *Hansae Yes24 Holdings Co., Ltd...............................................          46,287           218,074
  *Hanshin Construction Co., Ltd................................................           6,450            42,273
  *Hanshin Development & Power Co., Ltd.........................................          28,330           186,633
  #*Hansol Chemical Co., Ltd....................................................          26,000           408,714
  #*Hansol CSN Co., Ltd.........................................................         129,990           173,416
  #*Hansol HomeDeco Co., Ltd....................................................          56,180            57,679
  *Hansol Paper Co., Ltd........................................................         121,470           956,861
  #*Hansol Technics Co., Ltd....................................................          40,319           906,084
  #*Hanssem Co., Ltd............................................................          22,420           437,003
  #*Hanwha Chemical Corp........................................................         251,562         6,461,086
  *Hanwha Corp..................................................................         146,742         4,740,781
  *Hanwha General Insurance Co., Ltd............................................          58,434           395,452
   Hanwha Securities Co., Ltd...................................................         191,151           926,598
  *Hanwha Timeworld Co., Ltd....................................................           4,750            85,947
  #*Heung-A Shipping Co., Ltd...................................................          82,578            51,903
  *Heungkuk Fire & Marine Insurance Co., Ltd....................................          24,279           127,598
  #*Hite Holdings Co., Ltd......................................................          16,934           176,143
  #*Hite Jinro Co., Ltd.........................................................          92,845         2,066,889
  *HMC Investment Securities Co., Ltd...........................................          50,500           671,276
  *Honam Petrochemical Corp.....................................................          19,821         6,440,907
  #Hotel Shilla Co., Ltd........................................................          71,750         2,823,314
  *HS R&A Co., Ltd..............................................................          11,450           144,524
  #*Huchems Fine Chemical Corp..................................................          53,475         1,011,098
  *Husteel Co., Ltd.............................................................          11,730           199,065
  *Hwa Sung Industrial Co., Ltd.................................................           2,500             7,450
  *Hwacheon Machine Tool Co., Ltd...............................................           3,379           135,496
  #*Hwashin Co., Ltd............................................................          57,820           644,117
  #*Hynix Semiconductor, Inc....................................................         697,881        16,640,822
  *Hyosung Corp.................................................................          75,578         4,202,172
  *Hyundai Cement Co., Ltd......................................................           6,730            38,118
  #*Hyundai Corp................................................................          24,240           559,682
  *Hyundai Department Store Co., Ltd............................................          33,771         5,498,060
  *Hyundai Development Co.......................................................         200,149         4,042,362
  #*Hyundai Elevator Co., Ltd...................................................           7,133           862,754
  *Hyundai Engineering & Construction Co., Ltd..................................          93,142         5,932,142
  #*Hyundai Engineering Plastics Co., Ltd.......................................          48,740           274,546
  *Hyundai Glovis Co., Ltd......................................................          10,989         1,881,764
  #*Hyundai Greenfood Co., Ltd..................................................         114,370         1,551,178
  *Hyundai Heavy Industries Co., Ltd............................................          61,533        17,035,877
  *Hyundai Home Shopping Network Corp...........................................          11,335         1,383,201
  #*Hyundai Hysco Co., Ltd......................................................          66,860         2,339,278
  *Hyundai Marine & Fire Insurance Co., Ltd.....................................         129,430         3,797,780
  #*Hyundai Merchant Marine Co., Ltd............................................          78,260         2,008,608
  #*Hyundai Mipo Dockyard Co., Ltd..............................................          25,099         2,812,965
  *Hyundai Mobis................................................................          49,905        12,302,969

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
   Hyundai Motor Co., Ltd.......................................................         208,726   $    41,001,534
   Hyundai Securities Co., Ltd..................................................         385,263         3,646,983
  #*Hyundai Steel Co............................................................         135,892        13,088,657
  #*IHQ, Inc....................................................................          67,810           227,233
  *Il Dong Pharmaceutical Co., Ltd..............................................          28,140           185,370
   Il Yang Pharmaceutical Co., Ltd..............................................          26,842           735,016
  #*Iljin Diamond Co., Ltd......................................................          16,130           124,506
  #*Iljin Display Co., Ltd......................................................          31,110           331,717
  #*Iljin Electric Co., Ltd.....................................................          62,254           355,619
  *Iljin Holdings Co., Ltd......................................................          28,743            52,661
  *Ilshin Spinning Co., Ltd.....................................................           3,391           240,674
  *Ilsung Pharmaceutical Co., Ltd...............................................           2,367           180,899
  #*iMarketKorea, Inc...........................................................          35,250           564,660
   Incheon City Gas Co., Ltd....................................................              10               178
  *Industrial Bank of Korea, Ltd................................................         485,840         5,449,134
  *InziControls Co., Ltd........................................................          27,650           133,409
  #*IS Dongseo Co., Ltd.........................................................          32,730           375,260
  #*ISU Chemical Co., Ltd.......................................................          30,950           703,348
  #*IsuPetasys Co., Ltd.........................................................          90,860           415,838
  *Jahwa Electronics Co., Ltd...................................................          28,610           232,561
  *Jeil Pharmaceutical Co.......................................................          19,160           235,768
  *Jeil Savings Bank............................................................           3,200                85
   Jeonbuk Bank, Ltd............................................................         157,947           699,868
  *Jinheung Savings Bank........................................................          14,257            32,596
  #*JW Pharmaceutical Corp......................................................          22,397           292,182
  *Kangwon Land, Inc............................................................         139,580         3,270,569
  *KB Financial Group, Inc......................................................         124,930         4,735,985
  #*KB Financial Group, Inc. ADR................................................         422,965        16,030,374
  *KC Cottrell Co., Ltd.........................................................           7,070           100,670
  #*KC Tech Co., Ltd............................................................          59,517           283,049
   KCC Corp.....................................................................          13,845         3,728,786
  *KCO Energy, Inc..............................................................              70               312
  #*Keangnam Enterprises, Ltd...................................................          27,615           219,277
  *KEC Corp.....................................................................          26,663            18,666
  #*KEPCO Engineering & Construction Co., Inc...................................          10,670           883,470
  #*KEPCO Plant Service & Engineering Co., Ltd..................................          16,080           543,459
  #*Keyang Electric Machinery Co., Ltd..........................................          64,050           168,674
  #KG Chemical Corp.............................................................          14,330            94,641
   Kia Motors Corp..............................................................         218,671        13,128,623
  *KIC, Ltd.....................................................................          18,990            24,905
  #*KISCO Corp..................................................................          11,968           274,659
  *KISCO Holdings Co., Ltd......................................................           2,565            77,920
   Kishin Corp..................................................................          41,100           192,687
  #*KISWIRE, Ltd................................................................          15,032           593,140
   KIWOOM Securities Co., Ltd...................................................          24,738         1,287,774
  *KleanNara Co., Ltd...........................................................           5,410            20,552
  #*Kolon Corp..................................................................          13,375           262,695
  *Kolon Global Corp............................................................          50,870           239,858
  #*Kolon Industries, Inc.......................................................          55,425         3,543,191
  *Ko-one Energy Service........................................................           5,030           133,376
   Korea Cast Iron Pipe Co., Ltd................................................          22,220            66,325
  #*Korea Circuit Co., Ltd......................................................          25,880           185,052
  *Korea Cottrell Co., Ltd......................................................          37,344            79,698
  *Korea Development Co., Ltd...................................................          18,560            34,487
   Korea Development Leasing Corp...............................................           5,835            85,431
  *Korea Electric Power Corp....................................................          82,420         2,048,151
  #*Korea Electric Power Corp. Sponsored ADR....................................         347,291         4,282,098
   Korea Electric Terminal Co., Ltd.............................................          17,850           355,572
   Korea Exchange Bank..........................................................         794,529         5,590,347
  *Korea Express Co., Ltd.......................................................          22,962         1,813,986
  #*Korea Flange Co., Ltd.......................................................           9,630           124,619

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Korea Gas Corp...............................................................          47,838   $     1,888,608
   Korea Investment Holdings Co., Ltd...........................................         137,390         4,981,084
  #Korea Kolmar Co., Ltd........................................................          49,083           347,440
  #*Korea Komho Petrochemical Co., Ltd..........................................          15,444         2,303,748
  *Korea Life Insurance Co., Ltd................................................         479,570         3,282,619
  #*Korea Line Corp.............................................................           5,171           139,662
  *Korea Petrochemical Industrial Co., Ltd......................................           7,728           707,512
   Korea Reinsurance Co., Ltd...................................................         209,738         2,680,541
  *Korea Savings Bank...........................................................           2,438             7,766
  *Korea United Pharm, Inc......................................................          22,890           140,015
  *Korea Zinc Co., Ltd..........................................................          15,789         5,377,112
  *Korean Air Co., Ltd..........................................................          85,195         3,860,337
  *Korean Air Terminal Service Co., Ltd.........................................           4,470           129,963
  #*KP Chemical Corp............................................................         140,360         2,055,291
   KPX Chemical Co., Ltd........................................................           4,399           229,775
  #KPX Fine Chemical Co., Ltd...................................................           3,402            68,040
   KPX Holdings Corp............................................................             963            35,230
  *KT Corp......................................................................          19,320           573,960
  #*KT Corp. Sponsored ADR......................................................         140,282         2,088,799
   KT&G Corp....................................................................         178,721        12,522,554
  *KTB Investment & Securities Co., Ltd.........................................         167,470           392,206
  #Kukdo Chemical Co., Ltd......................................................          11,055           514,614
  *Kumho Electric Co., Ltd......................................................          11,788           290,809
  *Kumho Industrial Co., Ltd....................................................           9,921            63,374
  *Kumho Investment Bank........................................................         106,630            36,478
  #*Kumho Tire Co., Inc.........................................................          67,742           879,689
  *Kumkang Industrial Co., Ltd..................................................           1,800            18,319
  *Kunsul Chemical Industrial Co., Ltd..........................................           6,880            92,664
  #*Kwang Dong Pharmaceutical Co., Ltd..........................................         110,130           429,858
  #*Kwang Myung Electric Engineering Co., Ltd...................................          85,510           253,726
  *Kyeryong Construction Industrial Co., Ltd....................................          15,080           186,989
   Kyobo Securities Co., Ltd....................................................          58,560           320,828
   Kyung Nong Corp..............................................................           9,330            25,041
  #*Kyungbang Co., Ltd..........................................................           1,309           120,626
  *Kyungdong City Gas Co., Ltd..................................................           4,957           242,776
  #*Kyung-In Synthetic Corp.....................................................          61,500           182,086
  *Kyungnam Energy Co., Ltd.....................................................          18,460            55,063
  *LG Chemical, Ltd.............................................................          32,164        10,677,839
  *LG Corp......................................................................         188,600        11,801,880
  #*LG Display Co., Ltd.........................................................         243,930         6,348,960
  #*LG Display Co., Ltd. ADR....................................................         642,661         8,283,900
  *LG Electronics, Inc..........................................................         206,253        15,167,980
  *LG Fashion Corp..............................................................          40,112         1,625,135
  #*LG Hausys, Ltd..............................................................          22,018         1,631,669
  #LG Household & Healthcare Co., Ltd...........................................           8,924         3,796,139
  #*LG Innotek Co., Ltd.........................................................          30,734         2,459,193
  #LG International Corp........................................................          61,338         3,012,972
  #*LG Life Sciences, Ltd.......................................................          28,333           934,244
   LG Uplus Corp................................................................         713,880         4,010,851
   LIG Insurance Co., Ltd.......................................................         106,700         2,300,340
  #*Livart Furniture Co., Ltd...................................................          11,590            76,346
  *Lotte Chilsung Beverage Co., Ltd.............................................           1,896         2,152,812
  *Lotte Confectionary Co., Ltd.................................................           2,111         3,198,227
  *Lotte Midopa Co., Ltd........................................................          52,280           797,511
  *Lotte Non-Life Insurance Co., Ltd............................................          34,880           188,391
  #*Lotte Sam Kang Co., Ltd.....................................................           2,491           876,197
  #*Lotte Shopping Co., Ltd.....................................................          25,932         8,851,198
  *Lotte Tour Development Co., Ltd..............................................           5,940            83,078
  #*LS Corp.....................................................................          52,640         3,978,097
  #LS Industrial Systems Co., Ltd...............................................          28,484         1,661,074
   Macquarie Korea Infrastructure Fund..........................................         480,758         2,173,810

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Mando Corp...................................................................          17,928   $     2,901,735
  *Meritz Financial Holdings Co., Ltd...........................................          53,307           134,762
   Meritz Fire Marine Insurance Co., Ltd........................................         139,591         1,460,113
   Meritz Securities Co., Ltd...................................................         576,330           419,341
  *Mi Chang Oil Industrial Co., Ltd.............................................           1,303            54,697
   Mirae Asset Securities Co., Ltd..............................................          76,711         2,567,626
  *Miwon Chemicals Co., Ltd.....................................................           1,200            23,513
   Miwon Commercial Co., Ltd....................................................             447            37,285
  *Miwon Specialty Chemical Co., Ltd............................................             371            42,966
  #*Monalisa Co., Ltd...........................................................          12,400            33,655
  #*Moorim P&P Co., Ltd.........................................................          94,300           449,351
  #*Moorim Paper Co., Ltd.......................................................          61,100           150,433
  #*Motonic Corp................................................................          31,630           233,366
  #*Namhae Chemical Corp........................................................          55,560           528,328
  *Namkwang Engineering & Construction Co., Ltd.................................          38,745            47,021
  #*Namsun Aluminum Co., Ltd....................................................         109,166            72,767
  *Namyang Dairy Products Co., Ltd..............................................           1,115           852,346
  *Nasan Co., Ltd...............................................................           8,964             5,144
  *National Plastic Co..........................................................          56,760           151,250
  *NCsoft Corp..................................................................          22,142         5,803,359
  *Nexen Corp...................................................................           3,948           249,552
  #Nexen Tire Corp..............................................................          59,340           949,796
   NH Investment & Securities Co., Ltd..........................................          78,376           544,154
  *NHN Corp.....................................................................          39,154         7,381,244
  *NICE Holdings Co., Ltd.......................................................           1,472            66,144
  *NICE Information Service Co., Ltd............................................             191             4,103
  #*NK Co., Ltd.................................................................          43,680           160,924
  #*Nong Shim Holdings Co., Ltd.................................................           4,889           222,724
  *NongShim Co., Ltd............................................................           8,763         1,847,258
  *Noroo Holdings Co., Ltd......................................................          15,701            98,039
   NOROO Paint & Coatings Co., Ltd..............................................           3,854            10,931
  #*OCI Co., Ltd................................................................          30,638         7,116,119
  *Orientbio, Inc...............................................................         175,471           144,107
  #*ORION Corp..................................................................           5,044         3,074,266
  *Ottogi Corp..................................................................           4,242           603,895
  *Pacific Pharmaceutical Co., Ltd..............................................             902            16,821
  *Paik Kwang Industrial Co., Ltd...............................................           1,805            57,055
  #Pang Rim Co., Ltd............................................................           2,820            26,944
  #*PaperCorea, Inc.............................................................         104,300            47,349
  *Pharmicell Co., Ltd..........................................................          40,930           397,818
  *Poongsan Corp................................................................          63,078         1,765,519
  *Poongsan Holdings Corp.......................................................          10,170           234,858
   POSCO........................................................................          11,024         4,056,341
  #*POSCO ADR...................................................................         358,069        32,856,411
  *POSCO Coated & Color Steel Co., Ltd..........................................           6,940           116,631
  *Pulmuone Co., Ltd............................................................           4,808           136,106
  *Pusan City Gas Co., Ltd......................................................          16,580           272,234
  #*RNL BIO Co., Ltd............................................................         176,797           862,499
  #*S&T Corp....................................................................           8,318           132,016
  #*S&T Daewoo Co., Ltd.........................................................          24,450           660,866
  #*S&T Dynamics Co., Ltd.......................................................          75,286         1,157,840
  *S&T Holdings Co., Ltd........................................................          18,007           208,892
  *S&T Motors Co., Ltd..........................................................         278,650           238,642
  *S1 Corp......................................................................          32,419         1,643,567
  #*Saehan Industries, Inc......................................................         645,570           579,554
  *Saeron Automotive Corp.......................................................          22,010            85,449
  #*Sajo Industries Co., Ltd....................................................           5,440           269,770
  *Sajodaerim Corp..............................................................           6,550            95,453
  #*Sam Jin Pharmaceutical Co., Ltd.............................................          29,035           222,065
  #*Sam Kwang Glass Industrial Co., Ltd.........................................           6,684           398,666
  *Sam Lip General Foods Co., Ltd...............................................          12,050           134,093

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Sam Yung Trading Co., Ltd....................................................          12,594   $        66,503
 #*Sambu Construction Co., Ltd..................................................          10,386            65,778
 #*Samchully Co., Ltd...........................................................           7,320           589,268
 #*Samho Development Co., Ltd...................................................          16,464            29,260
  *Samhwa Crown & Closure Co., Ltd..............................................              38               649
  *Samhwa Paints Industrial Co., Ltd............................................          10,810            35,327
 #*Samick Musical Instruments Co., Ltd..........................................         158,110           268,855
  #Samick THK Co., Ltd..........................................................          24,200           160,388
 #*Samsung C&T Corp.............................................................         236,132        14,538,771
   Samsung Card Co., Ltd........................................................          43,208         1,666,779
 #*Samsung Climate Control Co., Ltd.............................................           4,190            27,442
  #Samsung Electro-Mechanics Co., Ltd...........................................         110,400         9,041,215
   Samsung Electronics Co., Ltd.................................................         129,754       127,766,683
  #Samsung Engineering Co., Ltd.................................................          27,352         5,209,400
   Samsung Fine Chemicals Co., Ltd..............................................          47,236         2,585,250
   Samsung Fire & Marine Insurance, Ltd.........................................          50,632         9,795,184
  *Samsung Heavy Industries Co., Ltd............................................         335,720        10,659,556
  #Samsung SDI Co., Ltd.........................................................         101,940        12,634,431
   Samsung Securities Co., Ltd..................................................         135,367         7,382,549
  #Samsung Techwin Co., Ltd.....................................................          87,667         4,408,718
  *Samwha Capacitor Co., Ltd....................................................          11,760            74,681
 #*Samwhan Corp.................................................................          13,890            62,372
  *Samyang Corp.................................................................           6,029           276,400
 #*Samyang Foods Co., Ltd.......................................................          12,550           435,023
 #*Samyang Genex Co., Ltd.......................................................           2,931           157,752
  *Samyang Holdings Corp........................................................           8,985           712,554
  *Samyang Tongsang Co., Ltd....................................................             720            14,227
  *Samyoung Chemical Co., Ltd...................................................          62,540           305,067
 #*Samyoung Electronics Co., Ltd................................................          29,300           258,812
  *SAVEZONE I&C Corp............................................................          54,000           113,343
 #*SBS Media Holdings Co., Ltd..................................................         142,190           449,500
 #*Seah Besteel Corp............................................................          27,230         1,217,360
  *SeAH Holdings Corp...........................................................           2,493           301,631
 #*SeAH Steel Corp..............................................................           6,422           482,461
 #*Sebang Co., Ltd..............................................................          28,110           397,534
 #*Sejong Industrial Co., Ltd...................................................          26,740           277,685
  *Sempio Foods Co..............................................................           4,280            80,407
  *Seoul City Gas Co., Ltd......................................................           1,161            51,254
 #*Seowon Co., Ltd..............................................................          49,700           165,281
  *Serim Paper Manufacturing Co., Ltd...........................................          14,157            17,045
  *Seshin Co., Ltd..............................................................           2,000                53
 #*Sewon Cellontech Co., Ltd....................................................          88,854           321,154
  *SGWICUS Corp.................................................................         127,060            38,090
  *Shell-Line Co., Ltd..........................................................           8,200            39,975
 #*Shin Won Corp................................................................          69,550            86,275
  *Shinhan Engineering & Construction Co., Ltd..................................           4,013            17,339
  *Shinhan Financial Group Co., Ltd.............................................         287,905        11,453,456
 #*Shinhan Financial Group Co., Ltd. ADR........................................         189,351        14,989,025
   Shinhung Co., Ltd............................................................           1,810            14,351
 #*Shinpoong Pharmaceutical Co., Ltd............................................          68,006           375,925
   Shinsegae Co., Ltd...........................................................          18,873         4,634,910
   Shinsegae Engineering & Construction Co., Ltd................................           1,750            22,573
   Shinsegae Information & Communication Co., Ltd...............................           2,129            93,689
  *Shinsung Solar Energy Co., Ltd...............................................         104,305           410,010
   Shinsung Tongsang Co., Ltd...................................................         128,050           116,164
   Shinyoung Securities Co., Ltd................................................          11,040           306,796
  #Silla Trading Co., Ltd.......................................................          18,474           220,475
  *Sindo Ricoh Co., Ltd.........................................................           8,629           406,956
  *SJM Co., Ltd.................................................................          14,244            78,619
  *SJM Holdings Co., Ltd........................................................           8,714            24,687
  *SK C&C Co., Ltd..............................................................          21,718         2,519,191

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*SK Chemicals Co., Ltd........................................................          37,884   $     2,175,075
 #*SK Gas Co., Ltd..............................................................           8,438           541,417
  *SK Holdings Co., Ltd.........................................................          78,782         9,819,523
  *SK Innovation Co., Ltd.......................................................          89,411        13,494,397
  *SK Networks Co., Ltd.........................................................         383,512         3,750,273
  *SK Securities Co., Ltd.......................................................         845,840         1,014,191
   SK Telecom Co., Ltd..........................................................           9,264         1,175,068
  #SK Telecom Co., Ltd. ADR.....................................................         135,300         1,895,553
 #*SKC Co., Ltd.................................................................          51,890         2,224,727
 #*SL Corp......................................................................          34,330           623,854
   S-Oil Corp...................................................................          42,162         4,560,426
 #*Songwon Industrial Co., Ltd..................................................          46,050           470,656
  *Soosan Heavy Industries Co., Ltd.............................................          11,350            16,184
 #*Ssangbangwool & Trygroup.....................................................         144,080           183,860
 #*Ssangyong Cement Industrial Co., Ltd.........................................          60,217           249,015
  *STX Corp.....................................................................         116,368         1,371,396
 #*STX Engine Co., Ltd..........................................................          70,720         1,037,520
  *STX Metal Co, Ltd............................................................          13,120            77,097
 #*STX Offshore & Shipbuilding Co., Ltd.........................................         181,286         2,114,114
 #*STX Pan Ocean Co., Ltd.......................................................         349,250         2,225,088
  *Suheung Capsule Co., Ltd.....................................................          19,060           243,440
  *Sung Bo Chemicals Co., Ltd...................................................           1,020            21,817
 #*Sung Jin Geotec Co., Ltd.....................................................          32,990           409,231
  *Sungchang Enterprise Holdings, Ltd...........................................          11,120           144,303
  *Sungshin Cement Co., Ltd.....................................................          18,990            46,722
  *Sunjin Co., Ltd..............................................................           8,347            51,892
  *Sunjin Holdings Co., Ltd.....................................................           1,421            25,800
  *Tae Kyung Industrial Co., Ltd................................................          41,740           125,823
  *TaeKwang Industrial Co., Ltd.................................................           1,018         1,195,215
 #*Taeyoung Engineering & Construction Co., Ltd.................................         108,840           554,933
 #*Taihan Electric Wire Co., Ltd................................................         438,078         1,207,313
  *Tailim Packaging Industries Co., Ltd.........................................         105,990           139,987
  *TCC Steel....................................................................          25,896           115,932
  *Teems, Inc...................................................................           1,826            17,628
  *Telcoware Co., Ltd...........................................................           2,000            12,644
  *Tong Yang Life Insurance Co., Ltd............................................          96,710         1,117,714
 #*Tong Yang Moolsan Co., Ltd...................................................          14,410           289,492
  #Tong Yang Securities, Inc....................................................         193,093         1,054,916
 #*Tongyang, Inc................................................................         242,928           238,805
 #*TS Corp......................................................................          10,270           197,261
 #*Unid Co., Ltd................................................................          10,139           496,116
  *Union Steel Manufacturing Co., Ltd...........................................           9,090           138,529
 #*VGX International, Inc.......................................................          32,015            37,267
  *Visang Education, Inc........................................................          11,340           120,527
  *Whanin Pharmaceutical Co., Ltd...............................................          32,960           182,515
  *Will-Bes & Co., Ltd. (The)...................................................         146,810           251,771
 #*Woongjin Coway Co., Ltd......................................................          89,160         3,229,611
 #*Woongjin Holdings Co., Ltd...................................................          77,050           322,396
 #*Woongjin Thinkbig Co., Ltd...................................................          47,648           661,624
  *Woori Finance Holdings Co., Ltd..............................................         919,690         9,057,852
  *Woori Finance Holdings Co., Ltd. ADR.........................................           1,304            38,820
  *Woori Financial Co., Ltd.....................................................          25,720           331,110
   Woori Investment & Securities Co., Ltd.......................................         438,125         5,171,773
  *YESCO Co., Ltd...............................................................           5,790           128,993
  *Yoosung Enterprise Co., Ltd..................................................           9,651            20,788
 #*Youlchon Chemical Co., Ltd...................................................          30,420           219,440
  *Young Poong Corp.............................................................           2,138         2,416,317
  *Youngone Corp................................................................          45,120         1,065,844
 #*Youngone Holdings Co., Ltd...................................................          17,874           826,820
  *Yuhan Corp...................................................................          23,979         2,869,904
   Yuhwa Securities Co., Ltd....................................................           4,570            61,019

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Yungjin Pharm Co., Ltd.......................................................         172,433   $       314,753
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                       983,851,847
                                                                                                   ---------------

TAIWAN -- (11.0%)
  *A.G.V. Products Corp.........................................................       1,363,407           479,485
  *Ability Enterprise Co., Ltd..................................................       1,095,893         1,046,410
  *Abocom Systems, Inc..........................................................          70,154            16,513
   AcBel Polytech, Inc..........................................................       1,349,468           834,945
   Accton Technology Corp.......................................................       1,607,369           848,044
  #Ace Pillar Co., Ltd..........................................................          88,800           161,114
  #Acer, Inc....................................................................       5,669,127         7,925,385
   ACHEM Technology Corp........................................................         420,150           178,287
   Action Electronics Co., Ltd..................................................         739,977           204,806
  #Adlink Technology, Inc.......................................................         235,300           278,759
   Advanced Semiconductor Engineering, Inc......................................       3,186,392         3,350,687
  #*Advanced Semiconductor Engineering, Inc. ADR................................         590,497         3,111,919
  #Advancetek Enterprise Co., Ltd...............................................         376,896           293,040
   Advantech Co., Ltd...........................................................         277,440           840,662
  *Aiptek International, Inc....................................................          89,000            10,268
  #ALI Corp.....................................................................         658,000           905,626
   Allis Electric Co., Ltd......................................................         329,000            80,769
  #Alpha Networks, Inc..........................................................         979,000           832,664
   Altek Corp...................................................................       1,063,085           865,634
  #Ambassador Hotel (The).......................................................         852,000         1,006,666
   Ampoc Far East Co., Ltd......................................................         291,567           217,701
  #AmTRAN Technology Co., Ltd...................................................       2,429,944         1,500,192
  #APCB, Inc....................................................................         443,000           317,375
  #Apex Biotechnology Corp......................................................         234,435           539,032
  #Apex Medical Corp............................................................         122,463           134,699
  #Apex Science & Engineering Corp..............................................         249,849            76,447
  #*Arima Communications Corp...................................................         637,383           500,520
  *Arima Optoelectronics Corp...................................................         452,890            85,702
   Asia Cement Corp.............................................................       4,147,163         4,977,506
  #*Asia Optical Co., Inc.......................................................         709,000           580,079
   Asia Polymer Corp............................................................         644,500           827,422
   Asia Vital Components Co., Ltd...............................................         881,202           643,150
  #Asrock, Inc..................................................................         100,000           346,440
  #Asustek Computer, Inc........................................................       1,150,861         9,097,298
   Aten International Co., Ltd..................................................         191,715           352,860
  #AU Optronics Corp............................................................       3,452,497         1,839,143
   AU Optronics Corp. Sponsored ADR.............................................       1,403,292         7,395,349
   Audix Corp...................................................................         336,969           318,606
  #Aurora Corp..................................................................         198,226           305,417
  #Aurora Systems Corp..........................................................         252,072           296,868
   AV Tech Corp.................................................................          97,000           311,081
  #*Avermedia Technologies, Inc.................................................         607,037           548,069
  #Avision, Inc.................................................................         516,263           205,101
  #Awea Mechantronic Co., Ltd...................................................         139,774           158,747
   Bank of Kaohsiung............................................................       1,356,039           401,448
  #*Basso Industry Corp., Ltd...................................................         400,427           288,047
  #BES Engineering Corp.........................................................       4,485,050         1,248,977
   Biostar Microtech International Corp.........................................         504,712           258,878
  #*Bright Led Electronics Corp.................................................         468,180           366,438
  #C Sun Manufacturing, Ltd.....................................................         360,740           232,305
   Cameo Communications, Inc....................................................         668,116           196,790
   Capital Securities Corp......................................................       5,828,210         2,414,194
  #Career Technology MFG. Co., Ltd..............................................         570,000           930,957
  *Carnival Industrial Corp.....................................................         979,000           290,024
  #Catcher Technology Co., Ltd..................................................         690,872         4,298,614
   Cathay Chemical Works, Inc...................................................          35,000            12,014
  #Cathay Financial Holdings Co., Ltd...........................................       8,935,548        10,201,230

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Cathay Real Estate Development Co., Ltd......................................       2,650,000   $     1,025,536
   Central Reinsurance Co., Ltd.................................................         376,897           157,464
  #Chain Qui Development Co., Ltd...............................................         261,464           162,759
  #Champion Building Materials Co., Ltd.........................................       1,073,390           511,650
   Chang Hwa Commercial Bank....................................................      10,252,650         5,801,449
  #Chang Wah Electromaterials, Inc..............................................         105,260           238,840
  *Chang-Ho Fibre Corp..........................................................          49,000            18,985
   Charoen Pokphand Enterprises Co., Ltd........................................         626,000           310,208
  #CHC Resources Corp...........................................................         172,135           232,510
   Cheng Loong Corp.............................................................       2,931,160         1,130,346
  #Cheng Shin Rubber Industry Co., Ltd..........................................       1,307,395         3,104,361
   Cheng Uei Precision Industry Co., Ltd........................................       1,146,345         2,704,614
  #Chenming Mold Industrial Corp................................................         318,708           228,409
   Chia Hsin Cement Corp........................................................       1,363,483           587,847
  #Chia Ta World Co., Ltd.......................................................          87,200            27,257
  #Chicony Electronics Co., Ltd.................................................         963,103         1,691,735
  #Chien Kuo Construction Co., Ltd..............................................         806,706           390,365
  *Chien Shing Stainless Steel Co., Ltd.........................................         427,000            59,913
  #Chilisin Electronics Corp....................................................         330,784           162,603
  #*Chimei Innolux Corp.........................................................      12,920,545         5,985,794
   China Airlines, Ltd..........................................................       6,764,057         3,179,639
  #China Chemical & Pharmaceutical Co...........................................         784,000           506,440
   China Development Financial Holding Corp.....................................      21,194,924         6,305,771
  #China Ecotek Corp............................................................         138,000           268,405
  #China Electric Manufacturing Co., Ltd........................................         772,220           513,015
  *China General Plastics Corp..................................................       1,080,000           390,468
  #China Glaze Co., Ltd.........................................................         364,162           183,249
   China Life Insurance Co., Ltd................................................       3,558,634         3,315,214
  *China Man-Made Fiber Co., Ltd................................................       3,525,662         1,197,865
  #China Metal Products Co., Ltd................................................         770,683           525,164
  *China Motor Co., Ltd.........................................................       1,738,716         1,858,811
  #China Petrochemical Development Corp.........................................       4,204,404         4,689,727
  #China Steel Chemical Corp....................................................         282,998         1,253,772
  #China Steel Corp.............................................................      15,042,584        14,891,533
  #China Steel Structure Co., Ltd...............................................         365,000           336,937
   China Synthetic Rubber Corp..................................................       1,427,818         1,321,476
  *China United Trust & Investment Corp.........................................          50,053                --
  #*China Wire & Cable Co., Ltd.................................................         614,000           156,977
   Chinatrust Financial Holdings Co., Ltd.......................................      14,742,012         9,516,701
  #Chinese Maritime Transport, Ltd..............................................         313,460           438,380
  *Ching Feng Home Fashions Industries Co., Ltd.................................          94,841            19,911
   Chin-Poon Industrial Co., Ltd................................................       1,089,617           779,348
  #Chipbond Technology Corp.....................................................         204,221           235,460
  #Chong Hong Construction Co...................................................         380,308           758,153
   Chroma Ate, Inc..............................................................         542,705         1,242,771
  #*Chun Yu Works & Co., Ltd....................................................         621,000           194,513
   Chun Yuan Steel Industrial Co., Ltd..........................................       1,238,409           493,715
   Chung Hsin Electric & Machinery Co., Ltd.....................................       1,155,000           603,369
  #Chung Hung Steel Corp........................................................       2,830,926           900,364
   Chung Hwa Pulp Corp..........................................................       1,461,530           504,297
  *Chunghwa Telecom Co., Ltd....................................................         623,000         2,023,686
  #Chunghwa Telecom Co., Ltd. ADR...............................................         354,418        11,486,687
  *Chungwa Picture Tubes Co., Ltd...............................................      14,223,759           692,697
  #Chuwa Wool Industry Co., Ltd.................................................         144,000            95,917
  #*Chyang Sheng Dyeing & Finishing Co., Ltd....................................         209,000            61,509
  #Clevo Co., Ltd...............................................................         805,685         1,362,610
  *CMC Magnetics Corp...........................................................       8,923,210         1,624,905
   Collins Co., Ltd.............................................................         421,078           195,652
  #Compal Communications, Inc...................................................         589,744         1,100,096
   Compal Electronics, Inc......................................................       9,109,560        10,209,599
  *Compeq Manufacturing Co., Ltd................................................       3,273,000         1,185,604

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Continental Holdings Corp....................................................       1,290,667   $       467,494
  #*Cosmo Electronics Corp......................................................         135,245           118,003
  *Cosmos Bank Taiwan...........................................................         438,570            91,222
  #Coxon Precise Industrial Co., Ltd............................................         314,000           403,803
  #CSBC Corp. Taiwan............................................................       1,008,000           802,694
   CTCI Corp....................................................................       1,008,896         1,417,959
  #CviLux Corp..................................................................         154,672           194,132
   Cyberlink Corp...............................................................         270,816           701,830
   Cybertan Technology, Inc.....................................................         783,873           803,298
  #Da Cin Construction Co., Ltd.................................................         488,809           282,558
  *Dah Fung CATV Co., Ltd.......................................................           9,000            15,483
   Darfon Electronics Corp......................................................         786,700           488,922
  #Davicom Semiconductor, Inc...................................................         259,392           174,733
  #De Licacy Industries Co., Ltd................................................         139,000            42,845
  #Delpha Construction Co., Ltd.................................................         580,386           193,559
  #Delta Electronics, Inc.......................................................       1,496,163         3,873,449
   Depo Auto Parts Industrial Co., Ltd..........................................         307,634           642,547
  #Diamond Flower Electric Instrument Co., Ltd..................................         176,571           131,634
   D-Link Corp..................................................................       2,186,924         1,624,489
   Dynamic Electronics Co., Ltd.................................................         656,008           259,749
   E.Sun Financial Holding Co., Ltd.............................................      11,761,871         5,537,001
  *Eastern Media International Corp.............................................       2,275,360           299,854
  #Eclat Textile Co., Ltd.......................................................         279,944           499,131
  *Edimax Technology Co., Ltd...................................................          30,000            13,507
  #Edom Technology Co., Ltd.....................................................         215,600            63,153
  #Elan Microelectronics Corp...................................................         701,323           731,121
  #*E-Lead Electronic Co., Ltd..................................................          98,846            78,356
  #E-LIFE MALL Corp., Ltd.......................................................         154,000           282,257
  #Elite Advanced Laser Corp....................................................         177,000           290,743
  #Elite Material Co., Ltd......................................................         806,839           600,901
  *Elite Semiconductor Memory Technology, Inc...................................         734,390           690,433
  *Elitegroup Computer Systems Co., Ltd.........................................       1,978,334           461,661
  #EnTie Commercial Bank........................................................       1,357,166           621,951
  #Epistar Corp.................................................................       2,028,413         4,967,962
  *Eternal Chemical Co., Ltd....................................................       1,842,211         1,507,782
   Eva Airways Corp.............................................................       2,840,712         1,907,779
  *Everest Textile Co., Ltd.....................................................         776,064           163,652
  #*Everfocus Electronics Corp..................................................         137,340            47,939
   Evergreen International Storage & Transport Corp.............................       1,822,000           991,839
   Evergreen Marine Corp., Ltd..................................................       4,616,472         2,581,807
  #Everlight Chemical Industrial Corp...........................................         919,900           539,438
  #*Everlight Electronics Co., Ltd..............................................       1,089,570         2,083,772
  #*Everspring Industry Co., Ltd................................................         310,000            82,268
  #Excel Cell Electronics Co., Ltd..............................................         146,000            56,977
  #*Excelsior Medical Co., Ltd..................................................         237,408           562,065
  #Far Eastern Department Stores Co., Ltd.......................................       1,810,449         2,444,473
  #Far Eastern International Bank...............................................       4,398,430         1,731,807
   Far Eastern New Century Corp.................................................       5,079,343         6,243,787
   Far EasTone Telecommunications Co., Ltd......................................       1,958,000         3,774,419
  #Faraday Technology Corp......................................................         790,823         1,122,062
  #*Farglory F T Z Investment Holding Co., Ltd..................................         225,000           134,045
   Farglory Land Development Co., Ltd...........................................         767,771         1,421,367
  #Favite, Inc..................................................................         122,210            43,609
   Federal Corp.................................................................       1,050,308           529,521
   Feng Hsin Iron & Steel Co., Ltd..............................................       1,045,131         1,748,321
   Feng Tay Enterprise Co., Ltd.................................................         534,896           478,649
  #First Copper Technology Co., Ltd.............................................         649,000           191,138
  #First Financial Holding Co., Ltd.............................................      15,560,541         9,540,466
   First Hotel..................................................................         448,155           299,956
   First Insurance Co., Ltd.....................................................         586,640           260,104
   First Steamship Co., Ltd.....................................................         433,832           573,512

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  #FLEXium Interconnect, Inc....................................................         297,349   $       976,751
  #Flytech Technology Co., Ltd..................................................         157,586           333,010
   Forhouse Corp................................................................       1,304,304           847,008
  #*Formosa Advanced Technologies Co., Ltd......................................         387,000           330,448
   Formosa Chemicals & Fiber Co., Ltd...........................................       3,311,134         9,509,957
  #Formosa Epitaxy, Inc.........................................................       1,040,797           763,901
  #Formosa International Hotels Corp............................................          54,571           760,188
   Formosa Oilseed Processing Co., Ltd..........................................         298,924           126,483
  #*Formosa Petrochemical Corp..................................................         833,000         2,597,472
   Formosa Plastics Corp........................................................       3,135,279         9,135,235
   Formosa Taffeta Co., Ltd.....................................................       2,208,460         2,120,601
  #Formosan Rubber Group, Inc...................................................       1,426,000           956,017
   Formosan Union Chemical Corp.................................................         898,001           625,415
  #*Fortune Electric Co., Ltd...................................................         315,304           144,893
  #Founding Construction & Development Co., Ltd.................................         385,773           236,560
  #Foxconn Technology Co., Ltd..................................................         547,983         2,151,241
  *Froch Enterprise Co., Ltd....................................................         516,000           207,567
   FSP Technology, Inc..........................................................         484,414           406,984
   Fu I Industrial Co., Ltd.....................................................         242,397           101,119
   Fubon Financial Holding Co., Ltd.............................................       7,466,894         8,317,576
   Fullerton Technology Co., Ltd................................................         291,670           270,546
   Fwusow Industry Co., Ltd.....................................................         572,915           303,007
  #G Shank Enterprise Co., Ltd..................................................         522,445           288,784
  #*Gamma Optical Co., Ltd......................................................         187,900            42,360
  #Gem Terminal Industries Co., Ltd.............................................         313,938           151,924
  #Gemtek Technology Corp.......................................................         932,574           791,835
  #General Plastic Industrial Co., Ltd..........................................         138,684           124,978
  #*Genesis Photonics, Inc......................................................         509,241           693,164
  #Genius Electronic Optical Co., Ltd...........................................          64,417           503,977
   GeoVision, Inc...............................................................          78,984           320,704
   Getac Technology Corp........................................................       1,349,281           691,443
   Giant Manufacturing Co., Ltd.................................................         406,363         1,718,639
  #*Giantplus Technology Co., Ltd...............................................         549,000           153,541
  #Giga Solution Tech Co., Ltd..................................................         145,000            83,070
  #Giga Storage Corp............................................................         975,728           625,824
   Giga-Byte Technology Co., Ltd................................................       1,912,750         1,545,588
  #Gintech Energy Corp..........................................................         976,784         1,376,015
   Global Brands Manufacture, Ltd...............................................         665,327           326,337
  *Global Mixed Mode Technology, Inc............................................         192,000           543,899
  #Global Unichip Corp..........................................................         153,000           608,299
  #*Globe Union Industrial Corp.................................................         607,019           439,917
  #Gold Circuit Electronics, Ltd................................................       1,350,747           349,711
   Goldsun Development & Construction Co., Ltd..................................       4,423,672         1,741,974
  #Good Will Instrument Co., Ltd................................................         171,692           118,954
  #*Gordon Auto Body Parts Co., Ltd.............................................         110,932            26,842
   Grand Pacific Petrochemical Corp.............................................       3,082,000         1,566,125
  #Grape King, Inc..............................................................         253,000           348,897
  #Great China Metal Industry Co., Ltd..........................................         386,000           444,039
   Great Taipei Gas Co., Ltd....................................................         705,000           430,175
   Great Wall Enterprise Co., Ltd...............................................       1,155,350         1,151,945
  #Greatek Co., Ltd.............................................................       1,610,425         1,334,329
  #Green Energy Technology, Inc.................................................         705,376           945,065
   GTM Corp.....................................................................         445,000           219,987
  *Hannstar Board Corp..........................................................         636,875           275,943
  *HannStar Display Corp........................................................      16,040,262         1,123,411
  *HannsTouch Solution, Inc.....................................................       2,226,262           941,695
   Harvatek Corp................................................................         537,749           324,879
   Hey Song Corp................................................................       1,214,000         1,087,971
   Highwealth Construction Corp.................................................         841,603         1,365,683
  #*Hiti Digital, Inc...........................................................         334,337           235,061
  #Hitron Technologies, Inc.....................................................         424,300           184,521

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  #*Hiwin Technologies Corp.....................................................         220,820   $     2,040,285
  #*Ho Tung Holding Corp........................................................       1,902,226         1,051,834
  #*Hocheng Corp................................................................         723,300           185,546
  #Hold-Key Electric Wire & Cable Co., Ltd......................................         332,545           117,652
  #Holiday Entertainment Co., Ltd...............................................         229,400           359,925
   Holtek Semiconductor, Inc....................................................         443,000           440,655
  #Holy Stone Enterprise Co., Ltd...............................................         845,175           795,215
  #Hon Hai Precision Industry Co., Ltd..........................................      11,515,887        37,138,372
  #*Hong Ho Precision Textile Co., Ltd..........................................         226,000           100,777
   Hong Tai Electric Industrial Co., Ltd........................................         651,000           201,694
  #Hong Yi Fiber Industry Co., Ltd..............................................         173,680            55,183
  *Hota Industrial Manufacturing Co., Ltd.......................................         353,000           149,415
  #Hotai Motor Co., Ltd.........................................................         407,000         2,105,656
   Hsin Kuang Steel Co., Ltd....................................................         758,783           512,682
   Hsing Ta Cement Co., Ltd.....................................................         335,000           117,164
  #HTC Corp.....................................................................         576,619         9,482,043
   Hua Eng Wire & Cable Co., Ltd................................................       1,281,000           324,871
   Hua Nan Financial Holding Co., Ltd...........................................       9,935,826         5,641,949
   Huaku Development Co., Ltd...................................................         597,824         1,442,630
   Huang Hsiang Construction Co.................................................         248,735           432,062
   Hung Ching Development & Construction Co., Ltd...............................         373,000           162,112
  #Hung Poo Construction Corp...................................................         730,554           574,948
   Hung Sheng Construction Co., Ltd.............................................       1,613,900           739,549
  *Hwa Fong Rubber Co., Ltd.....................................................         613,000           139,829
  #*Ichia Technologies, Inc.....................................................       1,041,255           841,057
   I-Chiun Precision Industry Co., Ltd..........................................         578,211           312,741
  #ICP Electronics, Inc.........................................................         408,000           580,413
   Infortrend Technology, Inc...................................................         737,866           658,924
  #*Inotera Memories, Inc.......................................................       6,812,528         1,252,602
  *Integrated Memory Logic, Ltd.................................................          76,000           272,277
   Inventec Corp................................................................       5,878,842         2,485,254
  #I-Sheng Electric Wire & Cable Co., Ltd.......................................         328,000           418,693
  #ITE Technology, Inc..........................................................         589,314           548,071
   ITEQ Corp....................................................................         834,646           923,068
  #Jean Co., Ltd................................................................         186,304            39,270
  #*Jenn Feng New Energy Co., Ltd...............................................         329,000           215,749
  #*Jess-Link Products Co., Ltd.................................................         501,600           500,602
   Johnson Health Tech Co., Ltd.................................................         168,187           360,901
   Jui Li Enterprise Co., Ltd...................................................         175,100            44,907
   K Laser Technology, Inc......................................................         217,459            73,495
  #Kang Na Hsiung Enterprise Co., Ltd...........................................         351,150           169,106
  *Kao Hsing Chang Iron & Steel Corp............................................         545,000            82,607
  #Kaulin Manufacturing Co., Ltd................................................         411,684           303,526
  #Kee Tai Properties Co., Ltd..................................................       1,203,101           568,766
  #Kenda Rubber Industrial Co., Ltd.............................................       1,122,185         1,240,876
  #Kerry TJ Logistics Co., Ltd..................................................         748,000           816,771
  #Kian Shen Corp...............................................................         124,158           182,125
  #King Core Electronics, Inc...................................................          77,527            47,673
  #King Slide Works Co., Ltd....................................................          89,450           453,991
   King Yuan Electronics Co., Ltd...............................................       3,723,032         1,447,920
   Kingdom Construction Co., Ltd................................................       1,159,000           685,238
  #*King's Town Bank............................................................       2,548,653         1,636,057
   King's Town Construction Co., Ltd............................................         534,504           354,969
   Kinik Co.....................................................................         336,000           475,345
  #Kinko Optical Co., Ltd.......................................................         489,772           597,726
   Kinpo Electronics, Inc.......................................................       3,447,892           806,739
  #Kinsus Interconnect Technology Corp..........................................         501,476         1,627,600
   Knowledge-Yield-Excellence Systems Corp......................................         806,736           317,904
  #KS Terminals, Inc............................................................         232,290           172,028
  #Kung Long Batteries Industrial Co., Ltd......................................         161,000           234,404
  *Kuoyang Construction Co., Ltd................................................       1,174,000           460,341

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Kwong Fong Industries Corp...................................................       1,015,000   $       360,462
   L&K Engineering Co., Ltd.....................................................         402,000           372,741
  #Lan Fa Textile Co., Ltd......................................................         574,412           208,988
  #Largan Precision Co., Ltd....................................................         129,234         2,782,400
   LCY Chemical Corp............................................................         773,111         1,370,102
  *Lead Data Co., Ltd...........................................................         315,000            28,946
  #Leader Electronics, Inc......................................................         225,886            79,383
  *Leadtek Research, Inc........................................................          46,200             9,350
  #Leadtrend Technology Corp....................................................          70,926           124,048
  #Lealea Enterprise Co., Ltd...................................................       2,055,126           844,848
  #*Ledtech Electronics Corp....................................................         278,095           144,247
  #Lee Chi Enterprises Co., Ltd.................................................         588,000           241,554
   Lelon Electronics Corp.......................................................         278,000           138,449
  #*Leofoo Development Co., Ltd.................................................         829,614           520,278
  #Les Enphants Co., Ltd........................................................         396,422           497,897
  #Li Peng Enterprise Co., Ltd..................................................       1,344,612           518,668
  #Lian Hwa Food Corp...........................................................         151,410           190,765
   Lien Chang Electronic Enterprise Co., Ltd....................................          76,761            18,733
   Lien Hwa Industrial Corp.....................................................       1,697,809         1,079,778
  #Lingsen Precision Industries, Ltd............................................         992,490           513,349
  #LITE-ON IT Corp..............................................................       1,363,741         1,340,686
   Lite-On Semiconductor Corp...................................................         825,000           371,531
   Lite-On Technology Corp......................................................       5,426,904         6,883,822
   Long Bon International Co., Ltd..............................................         915,875           365,796
   Long Chen Paper Co., Ltd.....................................................       1,103,838           328,538
  #*Lotes Co., Ltd..............................................................         179,920           497,947
  *Lucky Cement Corp............................................................         634,000           113,712
  #Lumax International Corp., Ltd...............................................         211,127           411,969
   Macronix International Co., Ltd..............................................      10,964,677         4,820,590
   Makalot Industrial Co., Ltd..................................................         236,430           583,615
  #Marketech International Corp.................................................         391,000           246,575
   Masterlink Securities Corp...................................................       3,103,000         1,004,439
  #Maxtek Technology Co., Ltd...................................................         125,000            93,311
  #Mayer Steel Pipe Corp........................................................         606,905           287,204
  #Maywufa Co., Ltd.............................................................         178,462            71,793
  #Media Tek, Inc...............................................................         586,823         5,606,325
   Mega Financial Holding Co., Ltd..............................................      12,985,324         8,902,634
  #Meiloon Co., Ltd.............................................................         373,045           148,337
   Mercuries & Associates, Ltd..................................................         665,733           706,466
  #*Mercuries Data Systems, Ltd.................................................         341,000           133,129
  #Merida Industry Co., Ltd.....................................................         320,750           780,664
  #Merry Electronics Co., Ltd...................................................         479,920           578,845
  #*Microelectronics Technology, Inc............................................       1,031,503           360,799
   Micro-Star International Co., Ltd............................................       2,840,465         1,204,925
   Min Aik Technology Co., Ltd..................................................         348,562           710,220
  #*Mirle Automation Corp.......................................................         472,430           365,030
   Mitac International Corp.....................................................       3,901,135         1,288,015
  #*Mobiletron Electronics Co., Ltd.............................................         158,000            93,596
  *Mosel Vitelic, Inc...........................................................       1,894,601           287,764
  #*Mospec Seminconductor Corp..................................................         176,000            47,458
  #Nak Sealing Technologies Corp................................................         126,549           215,426
  #*Namchow Chemical Industrial Co., Ltd........................................         445,000           389,545
   Nan Ya Plastic Corp..........................................................       4,201,103         8,878,020
  #Nan Ya Printed Circuit Board Corp............................................         510,211         1,204,083
  #Nankang Rubber Tire Co., Ltd.................................................         863,093         1,394,911
  #Nantex Industry Co., Ltd.....................................................         697,037           595,256
  *Nanya Technology Corp........................................................       3,553,570           289,898
   National Petroleum Co., Ltd..................................................         393,000           412,050
  #*Neo Solar Power Corp........................................................       1,304,000         1,090,098
   New Asia Construction & Development Co., Ltd.................................         348,480            93,763
  #Nichidenbo Corp..............................................................         209,099           186,917

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Nien Hsing Textile Co., Ltd..................................................         975,455   $       694,655
   Novatek Microelectronics Corp................................................         746,000         2,120,197
  #*Ocean Plastics Co., Ltd.....................................................         348,000           228,139
  *Optimax Technology Corp......................................................         204,366            12,987
   Opto Tech Corp...............................................................       1,751,713           728,698
  *Orient Semiconductor Electronics, Ltd........................................       1,369,000           201,278
  #*Oriental Union Chemical Corp................................................         952,290         1,382,988
  #Orise Technology Co., Ltd....................................................         184,000           209,375
  *Pacific Construction Co., Ltd................................................         180,757            56,298
  #Pan Jit International, Inc...................................................       1,023,860           601,376
   Pan-International Industrial Corp............................................       1,054,335           972,027
   Paragon Technologies Co., Ltd................................................         207,648           220,630
  #PChome Online, Inc...........................................................          55,634           316,438
  #Pegatron Corp................................................................       4,357,293         5,275,309
   Phihong Technology Co., Ltd..................................................         683,048           912,974
  #*Phytohealth Corp............................................................         232,000           266,592
  *Pihsiang Machinery Manufacturing Co., Ltd....................................         305,000           367,359
  #Plotech Co., Ltd.............................................................         216,000           108,754
  #Polytronics Technology Corp..................................................         158,408           264,643
  #Pou Chen Corp................................................................       5,780,005         5,071,631
  *Power Quotient International Co., Ltd........................................         835,000           278,683
  #Powercom Co., Ltd............................................................         602,730           347,167
  #*Powertech Industrial Co., Ltd...............................................         243,000           163,422
  #Powertech Technology, Inc....................................................       1,557,580         3,899,249
   Precision Silicon Corp.......................................................          99,904            49,320
  #President Chain Store Corp...................................................         590,728         3,179,092
   President Securities Corp....................................................       2,343,634         1,170,582
  #Prince Housing & Development Corp............................................       2,221,405         1,481,291
  *Prodisc Technology, Inc......................................................         603,000             3,465
  #Promate Electronic Co., Ltd..................................................         389,000           268,688
  #*Promise Technology, Inc.....................................................         400,538           233,329
  *Protop Technology Co., Ltd...................................................         148,000             1,050
   Qisda Corp...................................................................       5,314,525         1,319,461
   Quanta Computer, Inc.........................................................       2,392,436         5,118,637
  *Quintain Steel Co., Ltd......................................................         799,250           195,440
  #*Radiant Opto-Electronics Corp...............................................         889,992         3,387,720
  #Radium Life Tech Corp........................................................       1,645,167         1,347,263
   Ralec Electronic Corp........................................................          97,914           120,913
  #Realtek Semiconductor Corp...................................................       1,202,132         2,229,343
  #Rechi Precision Co., Ltd.....................................................         618,040           535,580
  *Rexon Industrial Corp., Ltd..................................................         207,000            32,362
  *Richtek Technology Corp......................................................         259,175         1,447,452
  #*Ritek Corp..................................................................       8,847,268         1,395,267
  #Roundtop Machinery Industries Co., Ltd.......................................          50,000            31,270
   Ruentex Development Co., Ltd.................................................       1,010,065         1,247,823
  #Ruentex Industries, Ltd......................................................         654,676         1,248,178
   Sampo Corp...................................................................       2,029,119           585,788
  #San Fang Chemical Industry Co., Ltd..........................................         403,122           318,188
   Sanyang Industrial Co., Ltd..................................................       2,574,802         1,522,945
   Sanyo Electric Taiwan Co., Ltd...............................................         375,000           350,585
  #SCI Pharmtech, Inc...........................................................          58,190           103,193
  #*SDI Corp....................................................................         294,000           233,330
  #Senao International Co., Ltd.................................................         162,547           614,730
  #Sercomm Corp.................................................................         380,000           450,879
   Shan-Loong Transportation Co., Ltd...........................................         111,247            68,056
   Sheng Yu Steel Co., Ltd......................................................         315,000           201,529
  #*ShenMao Technology, Inc.....................................................         222,659           296,940
   Shih Wei Navigation Co., Ltd.................................................         558,399           507,780
   Shihlin Electric & Engineering Corp..........................................         892,787           971,723
  *Shihlin Paper Corp...........................................................         220,000           325,073
   Shin Hai Gas Corp............................................................           6,617             8,193

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  #*Shin Kong Financial Holding Co., Ltd........................................      16,442,358   $     4,997,805
  #Shin Shin Co., Ltd...........................................................          77,000            65,335
   Shin Shin Natural Gas Co., Ltd...............................................           9,480             9,139
  #Shin Zu Shing Co., Ltd.......................................................         383,245           891,336
  #*Shining Building Business Co., Ltd..........................................         498,060           431,792
  #Shinkong Insurance Co., Ltd..................................................         576,784           308,934
   Shinkong Synthetic Fibers Co., Ltd...........................................       4,968,809         1,551,872
  *Shiny Chemical Industrial Co., Ltd...........................................          35,000            41,796
  *Shuttle, Inc.................................................................         468,000           131,543
  #Sigurd Microelectronics Corp.................................................       1,208,877           856,037
   Silicon Integrated Systems Corp..............................................       1,850,233           804,045
  #Siliconware Precision Industries Co..........................................       3,681,492         4,237,328
  #*Siliconware Precision Industries Co. Sponsored ADR..........................         344,894         1,948,651
  #Silitech Technology Corp.....................................................         218,980           605,722
   Sinbon Electronics Co., Ltd..................................................         530,000           366,880
   Sincere Navigation Corp......................................................         965,370           868,462
  #Sinkang Industries, Ltd......................................................         176,105            68,149
   Sinkong Textile Co., Ltd.....................................................         490,169           592,221
  #Sinon Corp...................................................................       1,025,740           430,118
   SinoPac Holdings Co., Ltd....................................................      17,239,129         5,390,842
  #Sinphar Pharmaceutical Co., Ltd..............................................         362,043           298,222
  #Sinyi Realty Co., Ltd........................................................         315,172           426,751
  #*Sitronix Technology Corp....................................................         327,774           433,489
   Siward Crystal Technology Co., Ltd...........................................         235,705            90,089
   Solomon Technology Corp......................................................         261,612            88,515
  #*Solytech Enterprise Corp....................................................         485,676           187,150
  #*Sonix Technology Co., Ltd...................................................         384,000           586,684
  #South East Soda Manufacturing Co., Ltd.......................................         409,250           465,605
   Southeast Cement Co., Ltd....................................................         543,000           192,746
  #Spirox Corp..................................................................         225,145           101,976
   Springsoft, Inc..............................................................         632,565           831,998
  #Standard Chemical & Pharmaceutical Co., Ltd..................................         262,040           213,775
   Standard Foods Taiwan, Ltd...................................................         376,243         1,277,428
  #Star Comgistic Capital Co., Ltd..............................................         191,014           119,907
   Stark Technology, Inc........................................................         397,400           352,396
  #Sunonwealth Electric Machine Industry Co., Ltd...............................         366,001           310,712
   Sunplus Technology Co., Ltd..................................................       1,596,153           589,117
  #Sunrex Technology Corp.......................................................         553,351           324,748
  #Sunspring Metal Corp.........................................................         146,000           143,783
  #Super Dragon Technology Co., Ltd.............................................         201,330           198,079
  #Supreme Electronics Co., Ltd.................................................         604,000           348,465
  #Sweeten Construction Co., Ltd................................................         445,579           208,847
   Synnex Technology International Corp.........................................       1,354,745         3,343,590
   Sysware Systex Corp..........................................................          87,293            94,513
  *Ta Chen Stainless Pipe Co., Ltd..............................................       1,620,641           882,266
  *Ta Chong Bank, Ltd...........................................................       4,754,200         1,217,568
   Ta Ya Electric Wire & Cable Co., Ltd.........................................       1,615,520           428,309
  #Ta Yih Industrial Co., Ltd...................................................          61,000           119,624
  #Tah Hsin Industrial Corp.....................................................         349,000           322,046
  #*TAI Roun Products Co., Ltd..................................................         263,000            84,784
  #TA-I Technology Co., Ltd.....................................................         450,817           314,992
  #*Taichung Commercial Bank....................................................       4,806,743         1,449,508
   Tainan Enterprises Co., Ltd..................................................         407,289           545,616
   Tainan Spinning Co., Ltd.....................................................       3,109,018         1,240,872
   Taishin Financial Holdings Co., Ltd..........................................      15,810,620         5,879,070
   Taisun Enterprise Co., Ltd...................................................         943,979           474,029
  #Taita Chemical Co., Ltd......................................................         721,009           305,564
  #Taiwan Acceptance Corp.......................................................         129,000           259,337
  *Taiwan Business Bank.........................................................       8,149,897         2,676,459
   Taiwan Cement Corp...........................................................       7,321,350         9,131,109
  #Taiwan Cogeneration Corp.....................................................       1,009,657           677,338

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  *Taiwan Cooperative Financial Holding, Ltd....................................       8,297,477   $     5,188,114
  #Taiwan Fertilizer Co., Ltd...................................................       1,858,000         4,821,642
   Taiwan Fire & Marine Insurance Co., Ltd......................................         706,880           494,188
  *Taiwan Flourescent Lamp Co., Ltd.............................................         119,000            11,985
  #Taiwan Fu Hsing Industrial Co., Ltd..........................................         287,000           161,050
   Taiwan Glass Industry Corp...................................................       2,135,636         2,469,449
  #Taiwan Hon Chuan Enterprise Co., Ltd.........................................         455,359         1,001,182
  *Taiwan Kolin Co., Ltd........................................................         508,000                --
  #*Taiwan Land Development Corp................................................       2,108,063           855,593
   Taiwan Life Insurance Co., Ltd...............................................         767,210           467,427
  #Taiwan Line Tek Electronic Co., Ltd..........................................         229,401           214,297
   Taiwan Mask Corp.............................................................         706,050           257,695
   Taiwan Mobile Co., Ltd.......................................................       1,016,900         3,075,269
   Taiwan Navigation Co., Ltd...................................................         495,720           497,834
   Taiwan Paiho Co., Ltd........................................................         931,703           766,086
  #Taiwan Pulp & Paper Corp.....................................................       1,212,260           395,334
  #Taiwan Sakura Corp...........................................................         908,304           537,297
   Taiwan Secom Co., Ltd........................................................         534,932         1,025,806
   Taiwan Semiconductor Manufacturing Co., Ltd..................................      19,356,652        51,350,644
  #Taiwan Sogo Shinkong Security Co., Ltd.......................................         781,407           705,733
  *Taiwan Styrene Monomer Corp..................................................       1,647,602           400,788
  #Taiwan Tea Corp..............................................................       2,106,896         1,002,800
   Taiyen Biotech Co., Ltd......................................................         684,000           516,916
  *Tatung Co., Ltd..............................................................       6,590,748         1,874,662
  #*Teapo Electronic Corp.......................................................         191,001            30,304
  *Teco Electric & Machinery Co., Ltd...........................................       5,506,000         3,637,589
  *Tecom, Ltd...................................................................         408,000            44,702
  #Ten Ren Tea Co., Ltd.........................................................         104,170           167,788
  #Test Research, Inc...........................................................         456,888           552,835
   Test-Rite International Co., Ltd.............................................         701,000           508,641
  #*Thinking Electronic Industrial Co., Ltd.....................................         234,058           227,966
  #Thye Ming Industrial Co., Ltd................................................         499,651           473,524
   TNC Industrial Corp., Ltd....................................................         178,000           160,941
   Ton Yi Industrial Corp.......................................................       2,197,300         1,128,853
  #*Tong Hsing Electronic Industries, Ltd.......................................         296,534           893,748
  #Tong Yang Industry Co., Ltd..................................................       1,160,671         1,345,697
  #Tong-Tai Machine & Tool Co., Ltd.............................................         550,720           558,805
  #Topco Scientific Co., Ltd....................................................         491,005           779,766
  #Topoint Technology Co., Ltd..................................................         385,324           257,006
   Transcend Information, Inc...................................................         411,870         1,108,418
  #Tripod Technology Corp.......................................................         808,660         2,255,511
   Tsann Kuen Enterprise Co., Ltd...............................................         206,441           466,131
  #TSRC Corp....................................................................         703,315         1,842,605
  #TTET Union Corp..............................................................         173,000           279,186
  *Tung Ho Spinning, Weaving & Dyeing Co., Ltd..................................         487,000           199,994
  #Tung Ho Steel Enterprise Corp................................................       2,283,645         2,159,921
   TXC Corp.....................................................................         748,762         1,020,694
  *TYC Brother Industrial Co., Ltd..............................................         616,115           248,064
  *Tycoons Group Enterprise Co., Ltd............................................       1,284,121           249,166
   Tyntek Corp..................................................................         939,384           348,081
  *Tze Shin International Co., Ltd..............................................         319,772           112,339
   U-Ming Marine Transport Corp.................................................       1,064,200         1,636,642
   Unimicron Technology Corp....................................................       3,469,563         4,575,263
  #*Union Bank of Taiwan........................................................       2,917,139           971,308
  *Union Insurance Co., Ltd.....................................................         402,216           176,363
   Uni-President Enterprises Corp...............................................       3,795,287         5,601,349
   Unitech Electronics Co., Ltd.................................................         238,365           112,503
  #Unitech Printed Circuit Board Corp..........................................       1,449,921           634,836
   United Integration Service Co., Ltd..........................................         661,800           631,883
  #United Microelectronics Corp.................................................      29,022,441        15,307,949
  #Unity Opto Technology Co., Ltd...............................................         984,276           947,719

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Universal Cement Corp........................................................       1,047,773   $       476,199
  #Universal Microelectronics Co., Ltd..........................................         228,926            64,742
   Universal, Inc...............................................................         130,134            81,094
  #UPC Technology Corp..........................................................       2,111,322         1,242,684
   USI Corp.....................................................................       1,635,528         1,526,576
   U-Tech Media Corp............................................................         250,000            48,159
  #Ve Wong Corp.................................................................         339,524           230,993
  *Veutron Corp.................................................................          23,143             1,400
  #*Via Technologies, Inc.......................................................       1,424,097           897,511
  #*Visual Photonics Epitacy Co., Ltd...........................................         499,333           719,737
  *Waffer Technology Co., Ltd...................................................          84,500            31,958
   Wah Lee Industrial Corp......................................................         495,000           654,524
   Walsin Lihwa Corp............................................................       9,051,307         3,199,711
   Walsin Technology Corp., Ltd.................................................       1,568,551           450,682
  #Walton Advanced Engineering, Inc.............................................         920,662           327,204
  *Walton Chaintech Corp........................................................          12,000             6,693
   Wan Hai Lines Co., Ltd.......................................................       2,873,026         1,600,016
  #Wan Hwa Enterprise Co., Ltd..................................................         303,862           136,116
   Waterland Financial Holdings Co., Ltd........................................       5,574,678         1,829,735
  *WEI Chih Steel Industrial Co., Ltd...........................................         383,000            67,509
  #Wei Chuan Food Corp..........................................................         823,000           929,995
  #Weikeng Industrial Co., Ltd..................................................         643,450           487,496
   Well Shin Technology Co., Ltd................................................         177,443           218,834
   Wellypower Optronics Corp....................................................         450,000           241,251
   Weltrend Semiconductor, Inc..................................................         783,275           398,489
  *Winbond Electronics Corp.....................................................       9,506,000         1,549,296
  #Wintek Corp..................................................................       4,876,754         3,980,114
  #Wistron Corp.................................................................       5,109,536         7,675,902
   Wistron NeWeb Corp...........................................................         510,843         1,053,437
   WPG Holdings, Ltd............................................................       2,873,041         4,021,382
  #WT Microelectronics Co., Ltd.................................................         654,783           966,735
  *WUS Printed Circuit Co., Ltd.................................................       1,072,000           433,748
   Yageo Corp...................................................................       6,915,000         2,127,824
   Yang Ming Marine Transport Corp..............................................       4,375,157         1,923,182
  #Yem Chio Co., Ltd............................................................         685,526           568,294
   Yeung Cyang Industrial Co., Ltd..............................................         876,691           541,911
   Yi Jinn Industrial Co., Ltd..................................................         632,020           163,282
   Yieh Phui Enterprise Co., Ltd................................................       2,893,891           973,964
  #*Young Fast Optoelectronics Co., Ltd.........................................         426,137           994,165
  #*Young Optics, Inc...........................................................         159,214           419,764
  *Yuanta Financial Holding Co., Ltd............................................      19,027,563        10,757,621
   Yuen Foong Yu Paper Manufacturing Co., Ltd...................................       3,610,997         1,544,555
  #Yulon Motor Co., Ltd.........................................................       1,837,715         3,600,130
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..............................         211,350           315,085
   Yung Tay Engineering Co., Ltd................................................         829,000         1,318,823
   YungShin Global Holding Corp.................................................         427,000           607,428
   Zenitron Corp................................................................         543,000           374,842
  #Zig Sheng Industrial Co., Ltd................................................       1,176,796           531,202
  #Zinwell Corp.................................................................         706,979           865,922
  #Zippy Technology Corp........................................................         332,028           245,335
  #Zyxel Communication Corp.....................................................       1,165,496           650,954
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                       785,450,895
                                                                                                   ---------------

THAILAND -- (2.4%)
  *A.J. PCL (Foreign)...........................................................         589,200           316,272
   Advance Info Service PCL (Foreign)...........................................         825,209         4,029,315
   Airports of Thailand PCL (Foreign)...........................................       1,085,400         1,851,410
   Amata Corp. PCL (Foreign)....................................................       1,364,200           670,520
   Asia Plus Securities PCL (Foreign)...........................................       1,845,400           149,184
   Asia Plus Securities PCL (Foreign) NVDR......................................       1,260,100           101,867
   Asian Property Development PCL (Foreign).....................................       4,052,960           688,053

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Bangchak Petroleum PCL (Foreign).............................................       1,996,000   $     1,316,682
   Bangkok Aviation Fuel Services PCL (Foreign).................................         425,054           170,434
   Bangkok Bank PCL (Foreign)...................................................       1,321,500         7,114,947
   Bangkok Bank PCL (Foreign) NVDR..............................................         140,800           698,878
   Bangkok Chain Hospital PCL (Foreign).........................................       1,852,940           434,400
  *Bangkok Dusit Medical Services PCL (Foreign).................................       1,015,800         2,521,023
   Bangkok Expressway PCL (Foreign).............................................       1,001,800           605,777
   Bangkok Insurance PCL (Foreign)..............................................           5,800            42,949
  *Bangkok Life Assurance PCL (Foreign) NVDR....................................         641,400         1,016,285
  *Bangkok Metro PCL (Foreign)..................................................       2,141,900            42,942
  *Bangkokland PCL (Foreign)....................................................      23,900,000           548,715
   Bank of Ayudhya PCL (Foreign)................................................       1,302,900           939,520
   Bank of Ayudhya PCL (Foreign) NVDR...........................................       4,345,200         3,119,270
   Banpu PCL (Foreign)..........................................................         207,924         3,966,860
   BEC World PCL (Foreign)......................................................       1,103,800         1,543,714
  *Big C Supercenter PCL (Foreign)..............................................         373,000         1,447,373
   Bumrungrad Hospital PCL (Foreign)............................................         532,900           814,213
   Cal-Comp Electronics (Thailand) PCL (Foreign)................................       4,903,100           415,396
  *Central Pattana PCL (Foreign)................................................       1,652,900         2,097,860
   Central Plaza Hotel PCL (Foreign)............................................       1,847,600           687,062
   CH Karnchang PCL (Foreign)...................................................       2,304,400           566,320
   Charoen Pokphand Foods PCL (Foreign).........................................       3,815,900         4,318,723
   Charoong Thai Wire & Cable PCL (Foreign).....................................         343,000            95,386
   CP ALL PCL (Foreign).........................................................       1,282,700         2,426,449
   Delta Electronics (Thailand) PCL (Foreign)...................................       1,313,700           909,076
  *Dhipaya Insurance PCL (Foreign)..............................................           8,400             5,188
   Diamond Building Products PCL (Foreign)......................................         663,000           128,634
   Dynasty Ceramic PCL (Foreign)................................................         301,400           604,262
   Eastern Water Resources Development & Management PCL (Foreign)...............         846,600           177,943
   Electricity Generating PCL (Foreign).........................................         379,300         1,122,262
   Electricity Generating PCL (Foreign) NVDR....................................         161,000           476,362
  *Erawan Group PCL (Foreign)...................................................       1,295,200           103,030
   Esso (Thailand) PCL (Foreign)................................................       4,967,400         2,104,218
  *G J Steel PCL (Foreign)......................................................      38,223,900           173,043
  *G Steel PCL (Foreign)........................................................      22,195,200           236,844
  *GFPT PCL(Foreign)............................................................       1,515,922           534,310
   Glow Energy PCL (Foreign)....................................................       1,113,100         2,006,639
   GMM Grammy PCL (Foreign).....................................................         187,700           109,858
   Hana Microelectronics PCL (Foreign)..........................................         927,257           548,708
   Hermraj Land & Development PCL (Foreign).....................................       9,272,000           743,559
  *Home Product Center PCL (Foreign)............................................       3,181,320         1,152,168
   ICC International PCL (Foreign)..............................................          49,200            70,797
   IRPC PCL (Foreign)...........................................................      23,786,490         3,522,785
   Italian-Thai Development PCL (Foreign) NVDR..................................       5,795,200           655,884
  *ITV PCL (Foreign)............................................................         183,700             6,237
   Jasmine International PCL (Foreign)..........................................       9,341,300           610,167
   Kang Yong Electric PCL (Foreign).............................................             500             3,040
   Kasikornbank PCL (Foreign)...................................................       1,457,300         6,243,888
   Kasikornbank PCL (Foreign) NVDR..............................................         452,400         1,887,133
   KGI Securities (Thailand) PCL (Foreign)......................................       3,347,300           264,104
   Khon Kaen Sugar Industry PCL (Foreign).......................................       1,470,400           684,681
   Kiatnakin Finance PCL (Foreign)..............................................       1,011,600         1,046,765
   Krung Thai Bank PCL (Foreign)................................................      10,805,000         5,345,724
  *Krungthai Card PCL (Foreign).................................................         115,200            55,132
   Lam Soon Thailand PCL (Foreign)..............................................         354,600            42,655
   Land & Houses PCL (Foreign)..................................................       4,842,600         1,033,506
   Land & Houses PCL (Foreign) NVDR.............................................       1,926,900           398,776
   Lanna Resources PCL (Foreign)................................................         382,200           304,030
   Loxley PCL (Foreign).........................................................       2,656,600           317,847
   LPN Development PCL (Foreign)................................................       1,590,700           720,123
   Major Cineplex Group PCL (Foreign)...........................................       1,474,700           734,370

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   MBK PCL (Foreign)............................................................         171,700   $       508,021
   MCOT PCL (Foreign)...........................................................         734,200           670,692
   MCS Steel PCL (Foreign)......................................................         597,700           180,711
  *Minor International PCL (Foreign)............................................       3,003,292         1,126,538
   Muramoto Electronic (Thailand) PCL (Foreign).................................           7,400            50,011
   Padaeng Industry PCL (Foreign) NVDR..........................................         192,800            94,763
   Phatra Capital PCL (Foreign).................................................         129,400           121,345
   Polyplex PCL (Foreign).......................................................       1,223,800           649,000
   Precious Shipping PCL (Foreign)..............................................       1,215,500           644,598
  *President Bakery PCL (Foreign)...............................................           1,800             2,343
   Preuksa Real Estate PCL (Foreign)............................................       2,618,500         1,202,351
   Property Perfect PCL (Foreign)...............................................       8,301,000           214,739
   PTT Exploration & Production PCL (Foreign)...................................       1,256,002         7,188,758
  *PTT Global Chemical PCL (Foreign)............................................       2,736,511         5,884,494
   PTT PCL (Foreign)............................................................       1,652,180        18,164,631
   Quality Houses PCL (Foreign).................................................      11,376,100           577,542
  *Raimon Land PLC (Foreign)....................................................         769,800            34,849
   Ratchaburi Electricity Generating Holding PCL (Foreign)......................       1,071,500         1,524,527
  *Regional Container Lines PCL (Foreign).......................................       1,163,000           259,489
   Robinson Department Store PCL (Foreign)......................................         802,500         1,089,895
   Rojana Industrial Park PCL (Foreign).........................................       1,139,900           223,004
   Saha-Union PCL (Foreign).....................................................         339,100           331,698
  *Sahaviriya Steel Industries PCL (Foreign)....................................      25,555,280           677,618
   Samart Corporation PCL (Foreign).............................................       1,275,600           332,048
   Samart I-Mobile PCL (Foreign)................................................       2,130,100           137,759
   Samart Telcoms PCL (Foreign).................................................         678,900           270,023
   Sansiri PCL (Foreign)........................................................       9,300,364           556,368
   SC Asset Corp. PCL (Foreign).................................................         860,200           403,327
  *Shinawatra Satellite PCL (Foreign)...........................................       1,560,800           630,881
   Siam Cement PCL (Foreign) (The)..............................................          89,100         1,163,990
   Siam Cement PCL (Foreign) (The) NVDR.........................................         229,600         2,568,847
   Siam City Cement PCL (Foreign)...............................................         153,700         1,277,313
   Siam City Cement PCL (Foreign) NVDR..........................................          19,700           163,715
   Siam Commercial Bank PCL (Foreign)...........................................       1,961,269         7,673,842
   Siam Future Development PCL (Foreign)........................................       1,358,200           309,630
   Siam Makro PCL (Foreign).....................................................         130,800         1,082,774
  *Siamgas & Petrochemicals PCL (Foreign).......................................       1,247,300           604,996
   Sino-Thai Engineering & Construction PCL (Foreign)...........................       1,560,800           696,493
   SNC Former PCL (Foreign).....................................................         298,100           233,275
   Somboon Advance Technology PCL (Foreign).....................................         632,600           484,806
   Sri Ayudhya Capital PCL (Foreign)............................................         191,400           111,405
   Sri Trang Agro Industry PCL (Foreign)........................................       1,713,100         1,190,999
  *STP & I PCL (Foreign)........................................................         344,928           407,110
   Supalai PCL (Foreign)........................................................       2,095,700           955,517
   SVI PCL (Foreign)............................................................       2,711,400           296,347
  *Tata Steel (Thailand) PCL (Foreign)..........................................       6,188,400           182,100
  *Thai Airways International PCL (Foreign).....................................       2,925,237         2,241,815
   Thai Carbon Black PCL (Foreign)..............................................         108,000            89,054
   Thai Central Chemical PCL (Foreign)..........................................          63,600            35,579
   Thai Oil PCL (Foreign).......................................................       2,369,100         4,922,059
   Thai Plastic & Chemicals PCL (Foreign).......................................         810,500           773,153
   Thai Rayon PCL (Foreign).....................................................           9,300            21,652
   Thai Reinsurance PCL (Foreign)...............................................         220,700            22,409
  *Thai Reinsurance PCL (Foreign) NVDR..........................................         236,200            23,983
   Thai Stanley Electric PCL (Foreign)..........................................          51,200           248,343
  *Thai Stanley Electric PCL (Foreign) NVDR.....................................           5,600            27,162
   Thai Tap Water Supply PCL (Foreign)..........................................       3,871,200           701,010
   Thai Union Frozen Products PCL (Foreign).....................................         864,825         1,859,688
   Thai Vegetable Oil PCL (Foreign).............................................         947,525           594,405
  *Thai-German Ceramic Industry PCL (Foreign)...................................         974,800           156,977
   Thanachart Capital PCL (Foreign).............................................       2,058,400         1,730,587

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Thoresen Thai Agencies PCL (Foreign).........................................       1,139,320   $       781,037
   Ticon Industrial Connection PCL (Foreign)....................................       1,174,900           474,899
  *Tipco Asphalt PCL (Foreign)..................................................         196,400           328,656
   Tisco Financial Group PCL (Foreign)..........................................       1,085,200         1,254,516
  *Tisco Financial Group PCL (Foreign) NVDR.....................................          75,600            87,395
   TMB Bank PCL (Foreign).......................................................      50,091,313         2,705,012
   Total Access Communication PCL (Foreign).....................................         200,000           452,708
   Total Access Communication PCL (Foreign) NVDR................................       1,744,400         3,779,298
   TPI Polene PCL (Foreign).....................................................       2,833,661         1,502,734
  *True Corp. PCL (Foreign).....................................................      16,275,915         1,705,221
   Univanich Palm Oil PCL (Foreign).............................................          15,000            42,684
   Vanachai Group PCL (Foreign).................................................       1,337,400           186,825
   Vibhavadi Medical Center PCL (Foreign).......................................         301,300            53,586
   Vinythai PCL (Foreign).......................................................       1,174,400           706,349
                                                                                                   ---------------
TOTAL THAILAND..................................................................                       170,505,525
                                                                                                   ---------------

TURKEY -- (1.6%)
   Adana Cimento Sanayii T.A.S. Series A........................................         139,436           285,079
   Adana Cimento Sanayii T.A.S. Series C........................................               1                --
  *Advansa Sasa Polyester Sanayi A.S............................................         457,588           333,858
   Afyon Cimento Sanayi T.A.S...................................................             651            35,999
   Akbank T.A.S.................................................................       1,868,754         7,008,501
   Akcansa Cimento Sanayi ve Ticaret A.S........................................         166,515           698,319
  *Akenerji Elektrik Uretim A.S.................................................         265,623           311,737
  *Akfen Holding A.S............................................................         108,663           483,015
   Aksa Akrilik Kimya Sanayii A.S...............................................         349,206           884,419
  *Aksigorta A.S................................................................         441,522           396,407
   Alarko Holding A.S...........................................................         367,095           652,811
  *Albaraka Turk Katilim Bankasi A.S............................................         590,629           547,984
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........................          82,285         1,049,989
   Anadolu Anonim Turk Sigorta Sirketi A.S......................................         825,827           398,654
   Anadolu Cam Sanayii A.S......................................................         410,386           684,179
   Anadolu Efes Biracilik ve Malt Sanayi A.S....................................         152,168         2,125,156
   Anadolu Hayat Sigorta A.S....................................................         145,237           275,486
  *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.................................               1                 5
   Arcelik A.S..................................................................         652,252         2,819,531
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.....................................          97,539           489,776
  *Asya Katilim Bankasi A.S.....................................................       1,767,318         1,677,360
  *Ayen Enerji A.S..............................................................          84,123            60,031
   Aygaz A.S....................................................................         271,764         1,370,952
   Bagfas Bandirma Gubre Fabrikalari A.S........................................           7,522           701,188
   Banvit Bandirma Vitaminli Yem Sanayii A.S....................................          90,031           155,744
   Bati Anabolu Cimento A.S.....................................................         132,507           443,820
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S............................          29,433           107,868
   BIM BirlesikMagazalar A.S....................................................          80,847         2,489,161
   Bolu Cimento Sanayii A.S.....................................................         204,966           159,853
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S................................          34,445           433,044
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S..................................             584            45,627
  *Boyner Buyuk Magazacilik A.S.................................................          43,429            68,816
   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..............................           1,830           151,020
  *BSH ev Aletleri Sanayi ve Ticaret A.S........................................             116             5,831
   Bursa Cimento Fabrikasi A.S..................................................          86,252           212,009
   Celebi Hava Servisi A.S......................................................          17,687           182,978
   Cimsa Cimento Sanayi ve Ticaret A.S..........................................         160,938           774,085
  *Coca-Cola Icecek A.S.........................................................          67,725           885,636
  *Deva Holding A.S.............................................................         208,738           230,918
  *Dogan Gazetecilik A.S........................................................          63,205            58,896
  *Dogan Sirketler Grubu Holding A.S............................................       2,705,953           928,814
  *Dogan Yayin Holding A.S......................................................       1,392,246           468,687
  *Dogus Otomotiv Servis ve Ticaret A.S.........................................         311,037           639,969
  *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S...................................         114,305            59,669

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..............................          57,217   $        97,025
   Eczacibasi Yatirim Holding Ortakligi A.S.....................................         109,095           281,344
   EGE Seramik Sanayi ve Ticaret A.S............................................         122,153           112,295
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret
   A.S..........................................................................         587,561           590,937
   Enka Insaat ve Sanayi A.S....................................................         507,122         1,385,815
   Eregli Demir ve Celik Fabrikalari T.A.S......................................       1,831,791         3,998,780
  *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S...........................           7,409           165,743
   Ford Otomotiv Sanayi A.S.....................................................         138,652         1,237,957
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...........................           1,787           178,531
   Gentas Genel Metal Sanayi ve Ticaret A.S.....................................         236,872           205,028
  *Global Yatirim Holding A.S...................................................         819,313           510,956
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..............................          61,429            19,313
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..........................          12,093           352,926
   Goodyear Lastikleri T.A.S....................................................          23,932           665,693
  *GSD Holding A.S..............................................................         720,300           242,948
  *Gubre Fabrikalari Ticaret A.S................................................          43,942           279,917
  *Gunes Sigorta A.S............................................................         147,999           162,967
   Haci Omer Sabanci Holding A.S................................................              --                 2
  *Hurriyet Gazetecilik ve Matbaacilik A.S......................................         476,337           238,117
  *Ihlas EV Aletleri A.S........................................................         252,538            95,102
  *Ihlas Holding A.S............................................................       3,043,851         1,315,788
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...................................         181,906           256,383
  *Is Finansal Kiralama A.S.....................................................         518,949           332,942
   Is Yatirim Menkul Degerler A.S...............................................         147,677           127,651
  *Isiklar Yatirim Holding A.S..................................................         267,745           123,231
   Ittifak Holding A.S..........................................................          19,789            54,444
  *Izmir Demir Celik Sanayi A.S.................................................         296,660           623,320
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A..................         661,192           437,884
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B..................         308,502           261,348
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D..................       2,061,328           960,685
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.......................................          99,162            64,655
   Kartonsan Karton Sanayi ve Ticaret A.S.......................................           3,101           342,171
  *Kerevitas Gida Sanayii ve Ticaret A.S........................................           3,338            86,172
   Koc Holding A.S. Series B....................................................         995,056         3,864,612
   Konya Cimento Sanayii A.S....................................................           2,929           498,362
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S...........         378,338           799,201
  *Koza Altin Isletmeleri A.S...................................................           1,396            24,748
  *Koza Anadolu Metal Madencilik Isletmeleri A.S................................         285,680           612,128
   Mardin Cimento Sanayii ve Ticaret A.S........................................         117,829           417,802
  *Marshall Boya ve Vernik A.S..................................................           8,296           235,148
  *Marti Otel Isletmeleri A.S...................................................         136,993            56,145
  *Menderes Tekstil Sanayi ve Ticaret A.S.......................................         546,669           337,125
  *Metro Ticari ve Mali Yatirimlar Holding A.S..................................         254,016           131,160
  *Migros Ticaret A.S...........................................................          72,717           555,316
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...............................          93,505            53,583
  *Net Holding A.S..............................................................         591,549           566,069
   Net Turizm Ticaret ve Sanayi A.S.............................................         566,180           209,912
   Netas Telekomunikasyon A.S...................................................          12,477           914,184
   Nuh Cimento Sanayi A.S.......................................................         120,930           757,024
   Otokar Otomotive Ve Savunma Sanayi A.S.......................................          19,376           304,701
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S........................         241,624           526,518
  *Petkim Petrokimya Holding A.S................................................       1,792,992         2,052,501
   Pinar Entegre Et ve Un Sanayi A.S............................................          53,853           183,952
   Pinar SUT Mamulleri Sanayii A.S..............................................          72,918           703,602
  *Reysas Tasimacilik ve Lojistik Ticaret A.S...................................         150,867            67,837
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...........................         101,457           233,302
   Sekerbank T.A.S..............................................................       1,212,840           658,824
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.....................................         508,860           463,037
   Soda Sanayii A.S.............................................................         194,648           359,028
   Soktas Tekstil Sanayi ve Ticaret A.S.........................................          38,257           132,809
  *TAT Konserve Sanayii A.S.....................................................         114,373           139,283

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *TAV Havalimanlari Holding A.S................................................         253,728   $     1,139,790
  *Tekfen Holding A.S...........................................................         405,067         1,388,183
  *Tekstil Bankasi A.S..........................................................         324,792           129,652
   Tofas Turk Otomobil Fabrikasi A.S............................................         289,397         1,227,729
  *Trabzonspor Sportif Yatirim ve T.A.S.........................................          10,390            76,862
   Trakya Cam Sanayii A.S.......................................................       1,115,414         1,659,161
   Tupras Turkiye Petrol Rafinerileri A.S.......................................         185,375         4,213,828
   Turcas Petrol A.S............................................................         273,037           375,419
  *Turk Hava Yollari A.S........................................................       1,326,756         1,753,703
  *Turk Telekomunikasyon A.S....................................................         394,090         1,757,350
  *Turk Traktor ve Ziraat Makineleri A.S........................................          21,425           435,241
  *Turkcell Iletisim Hizmetleri A.S.............................................         382,158         1,966,246
  *Turkcell Iletisim Hizmetleri A.S. ADR........................................         162,644         2,096,481
   Turkiye Garanti Bankasi A.S..................................................       3,270,314        11,775,871
   Turkiye Halk Bankasi A.S.....................................................         486,655         3,194,264
   Turkiye Is Bankasi A.S.......................................................       2,495,399         5,197,975
   Turkiye Sinai Kalkinma Bankasi A.S...........................................       1,316,739         1,587,059
   Turkiye Sise ve Cam Fabrikalari A.S..........................................       1,202,335         2,462,903
   Turkiye Vakiflar Bankasi T.A.O...............................................       1,981,320         3,214,167
   Ulker Biskuvi Sanayi A.S.....................................................         274,091           823,382
  *Uzel Makina Sanayii A.S......................................................          63,028                --
   Vestel Beyaz Esya Sanayi ve Ticaret A.S......................................         212,506           218,721
  *Vestel Elektronik Sanayi ve Ticaret A.S......................................         343,490           397,218
   Yapi Kredi Sigorta A.S.......................................................          38,974           326,566
  *Yapi ve Kredi Bankasi A.S....................................................       1,412,114         2,615,460
  *Zorlu Enerji Elektrik Uretim A.S.............................................         303,469           255,826
                                                                                                   ---------------
TOTAL TURKEY....................................................................                       113,747,921
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     6,089,227,462
                                                                                                   ---------------

PREFERRED STOCKS -- (6.0%)
BRAZIL -- (5.9%)
   AES Tiete SA.................................................................         205,706         2,944,544
   Alpargatas SA................................................................         420,000         3,377,404
   Banco ABC Brasil SA..........................................................         243,463         1,751,562
  #Banco Bradesco SA Sponsored ADR..............................................       2,639,163        47,188,234
   Banco Cruzeiro do Sul SA.....................................................          26,000           203,720
   Banco Daycoval SA............................................................          83,394           464,891
   Banco do Estado do Rio Grande do Sul SA......................................         457,698         5,270,652
   Banco Industrial e Comercial SA..............................................         232,955         1,039,978
  *Banco Panamericano SA........................................................          59,800           232,396
   Banco Pine SA................................................................          67,701           509,540
   Banco Sofisa SA..............................................................          85,800           164,509
  *Battistella Adm Participacoes SA.............................................          22,700            21,827
  *Bombril SA...................................................................           8,400            39,808
   Brasil Telecom SA............................................................          56,100           358,010
   Brasil Telecom SA ADR........................................................         119,739         2,246,304
  *Braskem SA Preferred Series A................................................          58,000           519,185
  #Braskem SA Sponsored ADR.....................................................         179,288         3,230,770
  *Centrais Eletricas Brasileiras SA Preferred Series B.........................         173,600         2,543,590
  *Centrais Eletricas de Santa Catarina SA......................................          52,463         1,022,416
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored
   ADR..........................................................................         192,088         8,184,870
   Cia de Bebidas das Americas SA...............................................         116,378         4,262,930
   Cia de Bebidas das Americas SA ADR...........................................         439,482        15,992,750
   Cia de Gas de Sao Paulo SA Preferred Series A................................          62,067         1,477,786
   Cia de Saneamento do Parana SA...............................................          92,200           284,959
   Cia de Tecidos Norte de Minas - Coteminas SA.................................          85,900           191,249
   Cia de Transmissao de Energia Electrica Paulista SA Preferred Series A.......          58,800         1,859,712
   Cia Energetica de Minas Gerais SA............................................           4,587            92,858
  #Cia Energetica de Minas Gerais SA Sponsored ADR..............................         485,905         9,834,717
   Cia Energetica de Sao Paulo SA Preferred Series B............................         310,971         5,837,826
   Cia Energetica do Ceara SA Preferred Series A................................          72,549         1,408,876

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Cia Ferro Ligas da Bahia - Ferbasa...........................................         169,682   $       846,856
  #Cia Paranaense de Energia SA Sponsored ADR Series A..........................         147,818         3,383,554
  *Cia Paranaense de Energia Series B...........................................          60,480         1,403,654
   Confab Industrial SA.........................................................         558,552         1,828,593
   Contax Participacoes SA......................................................          99,750         1,301,683
  #Contax Participacoes SA ADR..................................................          46,700           110,679
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................         191,035         3,959,122
   Empressa Metropolitanade Aguas e Energia SA..................................           6,100            28,454
   Eucatex SA Industria e Comercio SA...........................................          53,459           213,873
   Forjas Taurus SA.............................................................         209,923           209,058
   Fras-Le SA...................................................................           4,800             8,489
   Gerdau SA....................................................................          90,683           864,167
   Gerdau SA Sponsored ADR......................................................       2,117,691        20,118,064
   Gol Linhas Aereas Inteligentes SA............................................          78,200           537,983
   Inepar SA Industria e Construcoes............................................         148,250           197,701
   Itau Unibanco Holding SA ADR.................................................       2,324,167        46,390,373
  *Klabin SA....................................................................       1,224,833         5,678,312
   Lojas Americanas SA..........................................................         464,216         4,487,528
   Marcopolo SA.................................................................         597,193         2,707,056
   Metalurgica Gerdau SA........................................................         218,100         2,621,394
   Parana Banco SA..............................................................          41,800           270,341
   Petroleo Brasileiro SA.......................................................         517,600         7,278,750
  #Petroleo Brasileiro SA ADR...................................................       2,998,521        83,748,692
   Randon Participacoes SA......................................................         425,694         2,268,321
   Saraiva SA Livreiros Editores................................................          56,064           678,338
   Suzano Papel e Celullose SA..................................................         450,092         1,906,296
   TAM SA.......................................................................         104,100         2,227,139
   Tele Norte Leste Participacoes SA............................................          33,200           319,231
  #Tele Norte Leste Participacoes SA ADR........................................         373,785         3,509,841
   Telefonica Brasil SA.........................................................         168,198         4,683,398
   Telefonica Brasil SA ADR.....................................................         215,376         5,996,068
   Telemar Norte Leste SA Preferred Series A....................................          67,200         1,730,769
   Ultrapar Participacoes SA Sponsored ADR......................................          14,700           292,530
  *Unipar Participacoes SA Preferred Series B...................................       1,257,509           223,116
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A....................       1,363,658         9,147,248
   Vale SA Series A.............................................................         237,528         5,803,612
  #Vale SA Sponsored ADR........................................................       2,871,880        69,528,215
   Whirlpool SA.................................................................          51,687            98,806
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       419,165,177
                                                                                                   ---------------
CHILE -- (0.1%)
   Embotelladora Andina SA......................................................         139,598           532,494
   Embotelladora Andina SA Preferred Series B...................................         143,640           666,190
   Sociedad Quimica y Minera de Chile SA Series B...............................          11,313           662,855
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR..........................          65,608         3,853,814
                                                                                                   ---------------
TOTAL CHILE.....................................................................                         5,715,353
                                                                                                   ---------------

INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.........................................................          80,280             6,573
                                                                                                   ---------------

MALAYSIA -- (0.0%)
  *TA Global Berhad.............................................................       1,164,098           101,275
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                       424,988,378
                                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12........................................          72,814            32,090
                                                                                   -------------   ---------------
CHILE -- (0.0%)
  *Clinica LAS Condes SA Rights 02/16/12........................................               1                --
                                                                                   -------------   ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------

CHINA -- (0.0%)
 #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12............................         140,666   $            --
                                                                                                   ---------------
SOUTH KOREA -- (0.0%)
  *Green Non-Life Insurance Co., Ltd. Rights 03/14/12...........................           9,331                83
                                                                                                   ---------------
THAILAND -- (0.0%)
  *Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13............................         314,910             1,629
  *Property Perfect PCL (Foreign) Rights........................................         230,583                --
  *Tipco Asphalt PCL (Foreign) Warrants 04/17/14................................          11,830             3,443
                                                                                                   ---------------
TOTAL THAILAND..................................................................                             5,072
                                                                                                   ---------------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12..................         181,906           138,207
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                           175,452
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@DFA Short Term Investment Fund..............................................     600,639,840       600,639,840
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $2,030,637) to be repurchased
     at $1,990,834..............................................................   $       1,991         1,990,821
   @Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.19%, 02/01/12
     (Collateralized by $1,793,965 U.S. Treasury Note 1.875%, 09/30/17, valued
     at $1,899,312) to be repurchased at $1,859,812.............................           1,860         1,859,802
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       604,490,463
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,338,540,486)^^......................................................                   $ 7,118,881,755
                                                                                                   ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                           -----------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------------------------
                                               LEVEL 1           LEVEL 2     LEVEL 3        TOTAL
                                           --------------     ------------   -------   ---------------
Common Stocks
   Brazil...............................   $  555,355,865               --      --     $   555,355,865
   Chile................................      119,660,451               --      --         119,660,451
   China................................      192,848,523    $ 780,000,393      --         972,848,916
   Colombia.............................       19,310,386               --      --          19,310,386
   Czech Republic.......................               --       23,221,577      --          23,221,577
   Egypt................................               --        5,977,175      --           5,977,175
   Hungary..............................          463,492       23,818,834      --          24,282,326
   India................................       39,634,407      492,612,061      --         532,246,468
   Indonesia............................        7,273,878      228,182,476      --         235,456,354
   Israel...............................               --          296,981      --             296,981
   Malaysia.............................          504,573      244,805,124      --         245,309,697
   Mexico...............................      313,403,542               --      --         313,403,542
   Peru.................................       15,098,597               --      --          15,098,597
   Philippines..........................        2,432,816       84,882,538      --          87,315,354
   Poland...............................        1,411,836      102,994,994      --         104,406,830
   Russia...............................       11,656,756      230,987,576      --         242,644,332
   South Africa.........................       89,231,498      449,604,925      --         538,836,423
   South Korea..........................       80,741,380      903,110,467      --         983,851,847
   Taiwan...............................       29,402,997      756,047,898      --         785,450,895
   Thailand.............................      170,499,288            6,237      --         170,505,525
   Turkey...............................        2,096,481      111,651,440      --         113,747,921
Preferred Stocks
   Brazil...............................      419,165,177               --      --         419,165,177
   Chile................................        5,715,353               --      --           5,715,353
   India................................               --            6,573      --               6,573
   Malaysia.............................               --          101,275      --             101,275
Rights/Warrants
   Brazil...............................           32,090               --      --              32,090
   Chile................................               --               --      --                  --
   China................................               --               --      --                  --
   South Korea..........................               --               83      --                  83
   Thailand.............................            5,072               --      --               5,072
   Turkey...............................               --          138,207      --             138,207
Securities Lending Collateral...........               --      604,490,463      --         604,490,463
Futures Contracts**.....................          (33,456)              --      --             (33,456)
                                           --------------   --------------     ---     ---------------
TOTAL...................................   $2,075,911,002   $5,042,937,297      --     $ 7,118,848,299
                                           ==============   ==============     ===     ===============


** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

                        DFA COMMODITY STRATEGY PORTFOLIO
                      CONSOLIDATED SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
BONDS -- (89.2%)
AUSTRALIA -- (1.8%)
BHP Billiton Finance USA, Ltd.
(u) 5.125%, 03/29/12............................................................             425   $       428,215
(u) 5.500%, 04/01/14............................................................             960         1,059,989
Telstra Corp., Ltd.
(u) 6.375%, 04/01/12............................................................           1,250         1,261,898
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12............................................................           2,000         2,025,146
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                         4,775,248
                                                                                                   ---------------
AUSTRIA -- (2.9%)
Austria Government Bond
   3.400%, 10/20/14.............................................................           4,000         5,548,986
Oesterreichische Kontrollbank AG
(u) 1.375%, 01/21/14............................................................           2,000         2,000,500
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                         7,549,486
                                                                                                   ---------------
CANADA -- (9.2%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15............................................................           4,000         4,075,152
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14............................................................           1,300         1,419,921
Canadian National Railway Co.
(u) 4.400%, 03/15/13............................................................           1,150         1,194,916
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13............................................................             625           650,741
Encana Corp.
(u) 4.750%, 10/15/13............................................................           1,415         1,488,227
Export Development Canada
(u) 2.375%, 03/19/12............................................................           1,000         1,002,586
Manitoba, Province of Canada
(u) 2.125%, 04/22/13............................................................           1,500         1,528,317
Ontario, Province of Canada
(u) 4.375%, 02/15/13............................................................             600           623,068
(u) 1.375%, 01/27/14............................................................           1,300         1,315,642
(u) 4.100%, 06/16/14............................................................           1,500         1,610,103
Petro-Canada
(u) 4.000%, 07/15/13............................................................             200           207,881
Royal Bank of Canada
(u) 2.250%, 03/15/13............................................................           1,400         1,419,568
(u) 1.125%, 01/15/14............................................................           1,000         1,006,488
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13............................................................           1,800         1,967,348

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CANADA -- (Continued)
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14............................................................           3,000   $     3,073,290
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13............................................................           1,525         1,584,280
TOTAL CANADA....................................................................                        24,167,528
FRANCE -- (4.5%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14............................................................           2,500         2,471,250
BNP Paribas SA
(u) 2.125%, 12/21/12............................................................           1,500         1,500,313
France Telecom SA
(u) 4.375%, 07/08/14............................................................           1,900         2,024,288
French Treasury Note BTAN
   2.500%, 01/15/15.............................................................           4,000         5,418,705
Veolia Environnement SA
(u) 5.250%, 06/03/13............................................................             425           446,131
                                                                                                   ---------------
TOTAL FRANCE....................................................................                        11,860,687
                                                                                                   ---------------
GERMANY -- (2.5%)
Deutsche Bank AG
(u) 4.875%, 05/20/13............................................................           1,475         1,526,700
(u) 3.875%, 08/18/14............................................................             250           260,174
Kreditanstalt fur Wiederaufbau AG
(u) 1.375%, 07/15/13............................................................           1,700         1,715,810
(u) 4.125%, 10/15/14............................................................           2,000         2,163,326
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12............................................................           1,000         1,007,786
TOTAL GERMANY...................................................................                         6,673,796
JAPAN -- (1.1%)
Japan Finance Corp.
(u) 2.125%, 11/05/12............................................................           3,000         3,033,642
NETHERLANDS -- (2.6%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14............................................................           2,000         2,164,852
    2.875%, 01/15/15............................................................           2,000         2,720,262
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13............................................................             525           552,174

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
NETHERLANDS -- (Continued)
Diageo Finance BV
(u) 5.500%, 04/01/13............................................................             500   $       528,307
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12............................................................           1,000         1,026,300
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                         6,991,895
                                                                                                   ---------------
NORWAY -- (2.5%)
Eksportfinans ASA
(u) 1.875%, 04/02/13............................................................           2,800         2,728,477
Statoil ASA
(u) 2.900%, 10/15/14............................................................           3,630         3,834,289
                                                                                                   ---------------
TOTAL NORWAY....................................................................                         6,562,766
                                                                                                   ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.4%)
Asian Development Bank
(u) 1.625%, 07/15/13............................................................           1,200         1,221,166
(u) 4.250%, 10/20/14............................................................           3,000         3,291,798
European Investment Bank
(u) 1.125%, 08/15/14............................................................           1,000         1,001,672
Inter-American Development Bank
(u) 1.750%, 10/22/12............................................................           1,300         1,311,079
International Bank for
Reconstruction & Development
(u) 2.000%, 04/02/12............................................................           1,000         1,003,184
Nordic Investment Bank
(u) 1.625%, 01/28/13............................................................           1,000         1,013,003
                                                                                                   ---------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS....................................                         8,841,902
                                                                                                   ---------------
SWEDEN -- (1.7%)
Svensk Exportkredit AB
(u) 3.250%, 09/16/14............................................................           4,200         4,402,427
                                                                                                   ---------------
SWITZERLAND -- (1.2%)
Credit Suisse AG
(u) 5.000%, 05/15/13............................................................           1,275         1,323,699
(u) 5.500%, 05/01/14............................................................             250           266,718
                                                                                                   ---------------
UBS AG
(u) 2.250%, 08/12/13............................................................           1,485         1,491,236
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                         3,081,653
                                                                                                   ---------------
                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12............................................................           1,000   $     1,023,843
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13............................................................           1,700         1,831,417
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13............................................................           1,175         1,230,361
Network Rail Infrastructure
Finance P.L.C.
(u) 1.500%, 01/13/14............................................................           3,000         3,042,600
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14............................................................           1,825         1,955,278
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                         9,083,499
                                                                                                   ---------------
UNITED STATES -- (52.4%) 3M Co.
   4.375%, 08/15/13.............................................................   $       3,000         3,184,536
ACE INA Holdings, Inc.
   5.875%, 06/15/14.............................................................           1,250         1,375,188
Air Products & Chemicals, Inc.
   4.150%, 02/01/13.............................................................             500           518,651
Allstate Corp. (The)
   5.000%, 08/15/14.............................................................             630           686,763
American Express Credit Corp.
   5.875%, 05/02/13.............................................................             650           687,417
   5.125%, 08/25/14.............................................................           1,000         1,087,598
Analog Devices, Inc.
   5.000%, 07/01/14.............................................................           1,500         1,643,740
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13.............................................................             350           356,379
   5.375%, 11/15/14.............................................................           1,500         1,677,515
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.............................................................             325           346,323
Arrow Electronics, Inc.
   6.875%, 07/01/13.............................................................             350           375,045
AT&T, Inc.
   4.950%, 01/15/13.............................................................             900           937,837
   6.700%, 11/15/13.............................................................             755           832,723
AutoZone, Inc.
   4.375%, 06/01/13.............................................................             100           103,970
Avery Dennison Corp.
   4.875%, 01/15/13.............................................................             200           207,293
Baltimore Gas & Electric Co.
   6.125%, 07/01/13.............................................................             500           535,306
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13.............................................................           1,000         1,045,780

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
UNITED STATES -- (Continued)
   5.125%, 08/27/13.............................................................   $       2,150   $     2,290,322
Baxter International, Inc.
   1.800%, 03/15/13.............................................................           1,490         1,509,549
BB&T Corp.
   3.850%, 07/27/12.............................................................           1,100         1,117,744
   3.375%, 09/25/13.............................................................             550           570,339
Berkshire Hathaway Finance Corp.
   4.850%, 01/15/15.............................................................           2,000         2,232,694
BlackRock, Inc.
   2.250%, 12/10/12.............................................................           1,400         1,418,439
   3.500%, 12/10/14.............................................................             600           644,780
Boeing Capital Corp.
   5.800%, 01/15/13.............................................................             950           998,856
Boeing Co. (The)
   1.875%, 11/20/12.............................................................             550           555,351
Bristol-Myers Squibb Co.
   5.250%, 08/15/13.............................................................           1,175         1,260,727
Burlington Northern Santa Fe LLC
   4.300%, 07/01/13.............................................................           1,200         1,253,284
Campbell Soup Co.
   5.000%, 12/03/12.............................................................             350           362,308
   4.875%, 10/01/13.............................................................             270           288,261
Capital One Financial Corp.
   4.800%, 02/21/12.............................................................             350           350,711
   6.250%, 11/15/13.............................................................             150           160,892
Caterpillar Financial Services Corp.
   2.000%, 04/05/13.............................................................             400           406,771
   6.200%, 09/30/13.............................................................           1,250         1,362,944
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13.............................................................             425           456,474
Charles Schwab Corp. (The)
   4.950%, 06/01/14.............................................................           2,000         2,177,954
Chubb Corp. (The)
   5.200%, 04/01/13.............................................................             525           548,080
Cisco Systems, Inc.
   1.625%, 03/14/14.............................................................           1,650         1,686,558
Citigroup, Inc.
   6.500%, 08/19/13.............................................................             625           662,841
   6.375%, 08/12/14.............................................................           1,250         1,353,142
Coca-Cola Co. (The)
   0.750%, 11/15/13.............................................................           1,075         1,082,272
Coca-Cola Refreshments USA, Inc.
   3.750%, 03/01/12.............................................................             350           350,796

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
UNITED STATES -- (Continued)
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13.............................................................   $         675   $       731,727
Computer Sciences Corp.
   5.000%, 02/15/13.............................................................             850           870,188
ConocoPhillips
   4.750%, 10/15/12.............................................................           1,450         1,494,361
Consolidated Edison Co. of New York, Inc.
   4.875%, 02/01/13.............................................................             350           364,388
COX Communications, Inc.
   7.125%, 10/01/12.............................................................             620           647,045
CSX Corp.
   5.500%, 08/01/13.............................................................             425           453,501
Daimler Finance North America LLC
   6.500%, 11/15/13.............................................................           1,600         1,738,163
Dell, Inc.
   4.700%, 04/15/13.............................................................           1,140         1,190,607
   2.100%, 04/01/14.............................................................             500           510,128
DIRECTV Holdings LLC
   4.750%, 10/01/14.............................................................           1,500         1,619,405
Dominion Resources, Inc.
   5.000%, 03/15/13.............................................................             425           444,708
Dow Chemical Co. (The)
   6.000%, 10/01/12.............................................................             325           336,590
Dr. Pepper Snapple Group, Inc.
   2.350%, 12/21/12.............................................................             375           380,456
Duke Energy Ohio, Inc.
   5.700%, 09/15/12.............................................................             425           438,133
E.I. Du Pont de Nemours & Co.
   4.750%, 11/15/12.............................................................             350           360,913
eBay, Inc.
   0.875%, 10/15/13.............................................................           1,435         1,447,292
Emerson Electric Co.
   5.625%, 11/15/13.............................................................           1,200         1,300,760
Enbridge Energy Partners LP
   5.350%, 12/15/14.............................................................           1,475         1,609,848
Energy Transfer Partners LP
   6.000%, 07/01/13.............................................................             425           451,543
Enterprise Products Operating LLC
   7.625%, 02/15/12.............................................................             650           651,288
   5.600%, 10/15/14.............................................................             666           733,147
EOG Resources, Inc.
   6.125%, 10/01/13.............................................................           1,410         1,525,819
Exelon Generation Co. LLC
   5.350%, 01/15/14.............................................................           1,100         1,180,659

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
UNITED STATES -- (Continued)
Express Scripts, Inc.
   5.250%, 06/15/12.............................................................   $         325   $       330,136
Fifth Third Bancorp
   6.250%, 05/01/13.............................................................             875           923,067
General Dynamics Corp.
   4.250%, 05/15/13.............................................................             920           965,058
General Electric Capital Corp.
   2.100%, 01/07/14.............................................................             600           610,846
   2.150%, 01/09/15.............................................................           4,000         4,088,460
General Mills, Inc.
   6.000%, 02/15/12.............................................................             325           325,567
Georgia Power Co.
   6.000%, 11/01/13.............................................................             825           898,116
Goldman Sachs Group, Inc.(The)
   5.250%, 10/15/13.............................................................           1,500         1,572,818
Hess Corp.
   7.000%, 02/15/14.............................................................             175           193,834
Hewlett-Packard Co.
   1.250%, 09/13/13.............................................................           1,500         1,496,208
HSBC Finance Corp.
   4.750%, 07/15/13.............................................................           1,575         1,616,126
International Business Machines Corp.
   2.100%, 05/06/13.............................................................           1,270         1,295,146
John Deere Capital Corp.
   1.875%, 06/17/13.............................................................           1,525         1,551,759
KeyCorp
   6.500%, 05/14/13.............................................................           1,000         1,061,714
Kimberly-Clark Corp.
   5.000%, 08/15/13.............................................................           1,000         1,064,051
Kinder Morgan Energy Partners LP
   7.125%, 03/15/12.............................................................             325           327,246
   5.850%, 09/15/12.............................................................           1,000         1,029,685
Kraft Foods, Inc.
   6.250%, 06/01/12.............................................................             519           527,955
Kroger Co. (The)
   5.500%, 02/01/13.............................................................             640           667,651
MetLife, Inc.
   2.375%, 02/06/14.............................................................             420           431,801
   5.500%, 06/15/14.............................................................           1,250         1,368,596
Microsoft Corp.
   0.875%, 09/27/13.............................................................           1,300         1,311,454
   2.950%, 06/01/14.............................................................           2,300         2,440,222
National Rural Utilities Cooperative Finance Corp.
   7.250%, 03/01/12.............................................................             283           284,492

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
UNITED STATES -- (Continued)
Nestle Holdings, Inc.
   2.000%, 01/28/13.............................................................   $       2,000   $     2,030,208
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13.............................................................             750           762,880
Nordstrom, Inc.
   6.750%, 06/01/14.............................................................           1,300         1,480,647
Northern Trust Corp.
   5.500%, 08/15/13.............................................................           1,068         1,143,168
Nucor Corp.
   4.875%, 10/01/12.............................................................             440           451,062
Occidental Petroleum Corp.
   1.450%, 12/13/13.............................................................           1,000         1,017,219
Paccar Financial Corp.
   2.050%, 06/17/13.............................................................             100           101,401
Packaging Corp. of America
   5.750%, 08/01/13.............................................................             525           552,101
PepsiCo, Inc.
   0.875%, 10/25/13.............................................................           1,485         1,492,799
Philip Morris International, Inc.
   4.875%, 05/16/13.............................................................           1,265         1,331,332
   6.875%, 03/17/14.............................................................             100           113,102
Pitney Bowes, Inc.
   4.875%, 08/15/14.............................................................           2,000         2,136,316
PNC Funding Corp.
   5.400%, 06/10/14.............................................................           1,600         1,739,845
Praxair, Inc.
   6.375%, 04/01/12.............................................................             325           328,040
   2.125%, 06/14/13.............................................................           1,000         1,019,319
Principal Financial Group, Inc.
   7.875%, 05/15/14.............................................................             958         1,064,796
Procter & Gamble Co. (The)
(e) 4.500%, 05/12/14............................................................           2,000         2,804,311
Prudential Financial, Inc.
   5.800%, 06/15/12.............................................................             350           354,246
   3.625%, 09/17/12.............................................................             300           305,186
   4.500%, 07/15/13.............................................................             100           104,200
Reynolds American, Inc.
   7.250%, 06/01/13.............................................................             900           961,953
Ryder System, Inc.
   5.000%, 06/15/12.............................................................             525           532,469
Safeway, Inc.
   5.625%, 08/15/14.............................................................             500           542,638
Sara Lee Corp.
   3.875%, 06/15/13.............................................................             650           674,222
Sempra Energy
   2.000%, 03/15/14.............................................................             416           423,204

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
UNITED STATES -- (Continued)
Spectra Energy Capital LLC
   5.668%, 08/15/14.............................................................   $        955    $     1,039,397
St. Jude Medical, Inc.
   2.200%, 09/15/13.............................................................             325           330,789
   3.750%, 07/15/14.............................................................             100           105,945
State Street Corp.
   4.300%, 05/30/14.............................................................           1,400         1,503,916
SunTrust Banks, Inc.
   5.250%, 11/05/12.............................................................             425           434,648
Target Corp.
   4.000%, 06/15/13.............................................................           1,200         1,255,291
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.............................................................           1,050         1,120,740
Texas Instruments, Inc.
   0.875%, 05/15/13.............................................................             700           704,799
Time Warner Cable, Inc.
   6.200%, 07/01/13.............................................................             425           456,266
Toyota Motor Credit Corp.
   1.375%, 08/12/13.............................................................           2,900         2,919,537
Travelers Property Casualty Corp.
   5.000%, 03/15/13.............................................................           1,400         1,458,513
Unilever Capital Corp.
   3.650%, 02/15/14.............................................................           1,275         1,354,835
Union Bank NA
   2.125%, 12/16/13.............................................................           1,400         1,416,086
UnitedHealth Group, Inc.
   5.000%, 08/15/14.............................................................           1,170         1,273,087
Valero Energy Corp.
   6.875%, 04/15/12.............................................................             675           682,865
Verizon Communications, Inc.
   4.350%, 02/15/13.............................................................             750           778,776
Viacom, Inc.
   4.375%, 09/15/14.............................................................             780           837,987
Wal-Mart Stores, Inc.
   1.625%, 04/15/14.............................................................           4,300         4,423,010
Walt Disney Co. (The)
   0.875%, 12/01/14.............................................................           1,500         1,509,524
Waste Management, Inc.
   6.375%, 11/15/12.............................................................             325           338,992
WellPoint, Inc.
   5.000%, 12/15/14.............................................................           1,000         1,095,790
Wells Fargo & Co.
   3.750%, 10/01/14.............................................................           2,000         2,119,678
                                                                                                   ---------------
TOTAL UNITED STATES.............................................................                       138,193,965
                                                                                                   ---------------
TOTAL BONDS.....................................................................                       235,218,494
                                                                                                   ---------------

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
AGENCY OBLIGATIONS -- (3.8%)
Federal Home Loan Bank
   0.875%, 12/27/13.............................................................   $       1,500   $     1,514,408
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14.............................................................           2,000         2,033,222
Federal National Mortgage Association
   2.750%, 03/13/14.............................................................           3,700         3,875,091
Tennessee Valley Authority
   6.000%, 03/15/13.............................................................           2,400         2,555,407
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                         9,978,128
                                                                                                   ---------------
U.S. TREASURY OBLIGATIONS -- (6.5%)
U.S. Treasury Note
   @@!0.625%, 12/31/12..........................................................          17,000        17,075,038
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
   Citibank-US Dollars on Deposit in Custody Account............................       1,418,920         1,418,920
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $262,487,256)^^........................................................                     $ 263,690,580
                                                                                                   ===============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                            VALUATION INPUTS
                                           --------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------
                                             LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                           ----------   ------------   -------   ------------
Bonds...................................           --   $235,218,494     --      $235,218,494
Agency Obligations......................           --      9,978,128     --         9,978,128
U.S. Treasury Obligations...............           --     17,075,038     --        17,075,038
Temporary Cash Investments..............   $1,418,920             --     --         1,418,920
Swaps**.................................           --     (4,061,202)    --        (4,061,202)
Forward Foreign Currency Contracts**....                    (302,531)    --          (302,531)
Futures Contracts**.....................       25,546             --     --            25,546
                                           ----------   ------------    ---      ------------
TOTAL...................................   $1,444,466   $257,907,927     --      $259,352,393
                                           ==========   ============    ===      ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
AGENCY OBLIGATIONS -- (35.1%)
Federal Farm Credit Bank
   0.850%, 04/15/13.............................................................   $      4,000    $     4,028,056
Federal Home Loan Bank
  #1.625%, 03/20/13.............................................................          91,000        92,442,168
   1.000%, 03/27/13.............................................................         155,000       156,371,440
   3.625%, 05/29/13.............................................................          65,000        67,878,460
   1.625%, 06/14/13.............................................................          30,000        30,545,580
   3.875%, 06/14/13.............................................................          20,000        20,978,260
   1.875%, 06/21/13.............................................................          30,000        30,659,130
  #5.125%, 08/14/13.............................................................          40,000        42,959,280
   4.000%, 09/06/13.............................................................          30,000        31,751,460
   0.375%, 11/27/13.............................................................         115,000       115,012,880
  #0.875%, 12/27/13.............................................................         120,000       121,152,600
Federal Home Loan Mortgage Corporation
  #0.750%, 03/28/13.............................................................         255,800       257,338,637
   1.720%, 04/11/13.............................................................          60,000        61,057,020
  #1.625%, 04/15/13.............................................................         114,500       116,400,127
  #3.750%, 06/28/13.............................................................          85,000        89,203,930
  #4.500%, 07/15/13.............................................................         130,000       137,953,010
   0.500%, 10/15/13.............................................................          80,000        79,952,160
   0.375%, 10/30/13.............................................................         305,000       304,897,520
  #0.375%, 11/27/13.............................................................         106,000       105,930,464
   0.625%, 12/23/13.............................................................          30,000        30,179,850
  #2.500%, 01/07/14.............................................................          98,000       101,967,432
   4.500%, 01/15/14.............................................................          93,000       100,247,769
Federal National Mortgage Association
  #3.250%, 04/09/13.............................................................         130,000       134,756,960
  #1.750%, 05/07/13.............................................................         123,000       125,248,194
  #3.875%, 07/12/13.............................................................         125,000       131,562,000
  #0.500%, 08/09/13.............................................................          20,000        20,059,360
  #2.875%, 12/11/13.............................................................         118,000       123,539,274
   0.750%, 12/18/13.............................................................         128,000       128,967,936
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                     2,763,040,957
                                                                                                   ---------------
BONDS -- (42.4%)
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13.............................................................           4,638         4,850,328
   5.125%, 08/27/13.............................................................          13,500        14,381,091
Bank of Nova Scotia
   0.750%, 10/15/12.............................................................          40,000        40,119,560
   2.250%, 01/22/13.............................................................          34,700        35,280,704
   2.375%, 12/17/13.............................................................          15,700        16,209,355

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
Bank of Nova Scotia Floating Rate Note
(r)0.777%, 02/15/13.............................................................   $      75,000   $    75,202,500
(r)1.044%, 12/13/13.............................................................          45,000        45,248,940
Barclays Bank P.L.C.
   5.450%, 09/12/12.............................................................          72,900        74,638,155
Bear Stearns Cos. LLC (The) Floating Rate Note
(r)2.194%, 08/10/12.............................................................           9,925        10,011,238
Berkshire Hathaway Finance Corp.
   5.000%, 08/15/13.............................................................          16,600        17,731,888
Berkshire Hathaway, Inc.
   2.125%, 02/11/13.............................................................           1,800         1,829,016
Berkshire Hathaway, Inc. Floating Rate Note
(r)0.883%, 02/11/13.............................................................         102,828       103,597,873
BNP Paribas SA
   2.125%, 12/21/12.............................................................          31,446        31,452,572
Commonwealth Bank of Australia Floating Rate Note
(r)1.294%, 06/14/13.............................................................          50,000        50,001,300
Credit Agricole Corporate & Investment Bank Floating Rate Note
(r)1.127%, 04/13/12.............................................................          50,000        49,966,400
Eksportfinans ASA
 #1.875%, 04/02/13..............................................................          21,000        20,463,576
Eksportfinans ASA Floating Rate Note
(r)0.783%, 04/05/13.............................................................          50,000        47,470,250
European Investment Bank
   2.875%, 03/15/13.............................................................          25,000        25,554,475
   3.375%, 06/12/13.............................................................          19,287        19,911,012
   1.875%, 06/17/13.............................................................          85,000        86,222,045
General Electric Capital Corp.
   5.250%, 10/19/12.............................................................          17,400        17,979,350
   5.450%, 01/15/13.............................................................          15,500        16,211,899
   1.875%, 09/16/13.............................................................          25,000        25,314,475
  #5.400%, 09/20/13.............................................................          33,090        35,344,190
   2.100%, 01/07/14.............................................................          15,100        15,372,963
General Electric Capital Corp. Floating Rate Note
(r)0.588%, 05/08/13.............................................................          48,500        48,432,391
(r)1.159%, 06/19/13.............................................................          28,600        28,749,664
General Electric Co.
   5.000%, 02/01/13.............................................................          23,034        24,028,723

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
Inter-American Development Bank
  #4.375%, 09/20/12.............................................................   $      11,900   $    12,190,884
International Bank for Reconstruction & Development
   0.800%, 07/13/12.............................................................          45,000        45,090,270
International Business Machines Corp.
  #2.100%, 05/06/13.............................................................          19,950        20,345,010
Japan Finance Corp.
   1.500%, 07/06/12.............................................................          71,500        71,829,329
   2.125%, 11/05/12.............................................................          40,000        40,448,560
Johnson & Johnson
   0.700%, 05/15/13.............................................................         141,000       141,868,560
JPMorgan Chase & Co.
   4.750%, 05/01/13.............................................................           8,000         8,392,576
  #1.650%, 09/30/13.............................................................          50,400        51,031,260
   5.375%, 01/15/14.............................................................           8,614         9,211,872
   2.050%, 01/24/14.............................................................          24,000        24,319,248
JPMorgan Chase & Co. Floating Rate Note
(r)1.162%, 02/26/13.............................................................         110,420       111,095,991
Kreditanstalt fur Wiederaufbau AG
   1.875%, 01/14/13.............................................................          68,500        69,364,127
   3.500%, 05/16/13.............................................................          25,000        25,904,650
   4.000%, 10/15/13.............................................................          25,150        26,465,622
   1.375%, 01/13/14.............................................................          88,000        89,039,104
Landwirtschaftliche Rentenbank AG
   5.250%, 07/02/12.............................................................          10,000        10,198,570
  #3.250%, 03/15/13.............................................................           6,000         6,161,772
Manitoba, Province of Canada
   2.125%, 04/22/13.............................................................          24,600        25,064,399
National Australia Bank Floating Rate Note
(r)1.336%, 06/17/13.............................................................          35,000        34,991,845
(r)1.811%, 01/17/14.............................................................          60,000        60,000,000
(r)1.746%, 01/30/14.............................................................          50,000        50,000,000
Nordea Bank Finland P.L.C. Floating Rate Note
(r)0.915%, 02/07/13.............................................................          80,000        79,789,280
(r)0.988%, 03/08/13.............................................................         102,400       101,986,714
(r)1.023%, 04/05/13.............................................................          20,000        19,903,040
Oesterreichische Kontrollbank AG
   4.750%, 10/16/12.............................................................          25,703        26,377,061
Ontario Electricity Financial Corp.
   7.450%, 03/31/13.............................................................          12,036        12,937,809

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
Ontario, Province of Canada
  #4.950%, 06/01/12.............................................................   $      38,000   $    38,548,568
  #5.125%, 07/17/12.............................................................          15,000        15,311,970
   1.875%, 11/19/12.............................................................          33,000        33,363,429
  #4.375%, 02/15/13.............................................................          67,007        69,583,218
   3.500%, 07/15/13.............................................................          10,000        10,400,650
Private Export Funding Corp.
   3.550%, 04/15/13.............................................................           4,000         4,154,960
Rabobank Nederland NV Floating Rate Note
(r)0.760%, 07/25/13.............................................................          58,500        58,282,965
Royal Bank of Canada
   2.250%, 03/15/13.............................................................          73,977        75,010,977
   2.100%, 07/29/13.............................................................          32,275        32,958,100
Royal Bank of Canada Floating Rate Note
(r)0.688%, 03/08/13.............................................................         100,000       100,111,700
Sanofi-Aventis SA Floating Rate Note
(r)0.774%, 03/28/13.............................................................          24,000        24,082,152
Svenska Handelsbanken Floating Rate Note
(r)1.015%, 01/18/13.............................................................          50,000        49,949,950
(r)1.009%, 03/18/13.............................................................          75,000        74,935,950
(r)1.023%, 08/30/13.............................................................          19,500        19,496,724
Toronto-Dominion Bank (The) Floating Rate Note
(r)0.739%, 07/26/13.............................................................          92,000        92,180,596
Total Capital Canada, Ltd. Floating Rate Note
(r)0.543%, 05/13/13.............................................................          62,300        62,432,388
Toyota Motor Credit Corp. 1.375%, 08/12/13......................................          61,600        62,014,999
Toyota Motor Credit Corp. Floating Rate Note
(r)0.947%, 01/17/14.............................................................          17,500        17,507,298
Wachovia Corp.
  #5.500%, 05/01/13.............................................................          41,925        44,268,440
   5.700%, 08/01/13.............................................................          10,000        10,698,690
Wal-Mart Stores, Inc.
   4.250%, 04/15/13.............................................................          29,200        30,541,068
   4.550%, 05/01/13.............................................................          39,250        41,310,703
Wells Fargo & Co.
   5.250%, 10/23/12.............................................................          66,750        68,927,652
   4.375%, 01/31/13.............................................................          68,791        71,357,730
Westpac Banking Corp.
   2.250%, 11/19/12.............................................................          65,000        65,817,245

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
   2.100%, 08/02/13.............................................................   $       3,304   $     3,349,523
                                                                                                   ---------------
TOTAL BONDS.....................................................................                     3,332,181,131
                                                                                                   ---------------
COMMERCIAL PAPER -- (14.0%)
ANZ National International, Ltd.
   0.370%, 02/16/12.............................................................          35,000        34,997,308
   0.460%, 03/19/12.............................................................         100,000        99,960,800
BNP Paribas Finance, Inc.
   0.350%, 02/28/12.............................................................          50,000        49,991,095
   0.330%, 02/29/12.............................................................          30,000        29,994,345
Caisse d'Amortissement de la Dette Sociale SA
   0.650%, 03/22/12.............................................................          50,000        49,979,035
Caisse des Depots et Consignations SA
   0.682%, 03/05/12.............................................................          30,000        29,992,887
Commonwealth Bank of Australia
   0.331%, 02/15/12.............................................................          15,464        15,462,905
Electricite de France SA
   0.451%, 02/03/12.............................................................          75,000        74,999,190
NRW.Bank
   0.421%, 02/13/12.............................................................          20,000        19,998,844
   0.531%, 03/15/12.............................................................          20,000        19,993,228
   0.611%, 03/16/12.............................................................          35,000        34,987,750
Queensland Treasury Corp.
   0.360%, 02/22/12.............................................................          40,000        39,995,208
   0.380%, 03/16/12.............................................................          50,000        49,982,500
Rabobank USA Financial Corp.
   0.470%, 03/20/12.............................................................         100,000        99,993,190
   0.481%, 04/23/12.............................................................          45,000        44,990,870
Standard Chartered Bank
   0.511%, 03/14/12.............................................................          35,000        34,987,250
   0.511%, 03/15/12.............................................................          50,000        49,981,240
   0.511%, 03/21/12.............................................................          50,000        49,976,875
   0.511%, 03/22/12.............................................................          50,000        49,976,060
   0.511%, 04/10/12.............................................................          10,000         9,991,775
   0.581%, 05/24/12.............................................................          10,000         9,982,837
   Toyota Motor Credit Corp.
   0.400%, 02/16/12.............................................................          25,000        24,999,092
   0.572%, 04/02/12.............................................................          50,000        49,988,635
   0.683%, 05/21/12.............................................................          50,000        49,968,860
Westpac Banking Corp.
   0.470%, 03/14/12.............................................................          80,000        79,978,432
                                                                                                   ---------------
TOTAL COMMERCIAL PAPER..........................................................                     1,105,150,211
                                                                                                   ---------------

                                                                                      SHARES             VALUE+
                                                                                   -------------   ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      34,288,569   $    34,288,569

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)

SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@ DFA Short Term Investment Fund.............................................     630,639,090       630,639,090
   @ Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
     $2,735,854 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
     at $2,747,900) to be repurchased at $2,682,223.............................   $       2,682         2,682,208
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       633,321,298
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,858,468,180)^^......................................................                   $ 7,867,982,166
                                                                                                   ===============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                    -------------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------------
                                      LEVEL 1        LEVEL 2       LEVEL 3       TOTAL
                                    -----------   --------------   -------   --------------
Agency Obligations...............            --   $2,763,040,957      --     $2,763,040,957
Bonds............................            --    3,332,181,131      --      3,332,181,131
Commercial Paper.................            --    1,105,150,211      --      1,105,150,211
Temporary Cash Investments.......   $34,288,569               --      --         34,288,569
Securities Lending Collateral....            --      633,321,298      --        633,321,298
                                    -----------   --------------     ---     --------------
TOTAL............................   $34,288,569   $7,833,693,597      --     $7,867,982,166
                                    ===========   ==============     ===     ==============


               See accompanying Notes to Schedules of Investments.

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
BONDS -- (63.8%)
AUSTRALIA -- (0.6%)
Australia & New Zealand Banking
Group, Ltd.
(u) 2.400%, 01/11/13............................................................           7,445   $     7,504,225
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13............................................................          10,800        11,264,497
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12............................................................          10,000        10,125,730
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                        28,894,452
                                                                                                   ---------------
AUSTRIA -- (3.9%)
Asfinag AG
(u) 2.000%, 10/22/12............................................................           6,900         6,934,638
Austria Government International Bond AG
(u) 3.250%, 06/25/13............................................................          92,700        95,888,880
Oesterreichische
Kontrollbank AG
(u) 4.750%, 10/16/12............................................................          43,621        44,764,961
(u) 1.750%, 03/11/13............................................................          25,000        25,130,625
(u) 1.375%, 01/21/14............................................................          10,000        10,002,500
Oesterreichische Volksbanken AG
3.000%, 02/09/12................................................................           5,000         6,542,394
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                       189,263,998
                                                                                                   ---------------
CANADA -- (9.4%)
Bank of Nova Scotia
   3.030%, 06/04/12.............................................................         107,100       107,417,230
(u) 2.250%, 01/22/13............................................................          27,040        27,492,514
British Columbia, Province of Canada
   5.500%, 04/24/13.............................................................          15,400        16,146,425
Ontario, Province of Canada
#(u) 1.875%, 11/19/12...........................................................          13,865        14,017,695
   5.500%, 04/17/13.............................................................           6,000         6,259,699
   4.750%, 06/02/13.............................................................          47,900        50,034,887
Royal Bank of Canada
   4.530%, 05/07/12.............................................................          10,800        10,862,256
   5.200%, 08/15/12.............................................................          13,200        13,436,960
#(u) 2.250%, 03/15/13...........................................................          30,135        30,556,197
(u) 2.100%, 07/29/13............................................................          85,200        87,003,258
Toronto-Dominion Bank (The)
   5.141%, 11/19/12.............................................................          11,900        12,226,606

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
CANADA -- (Continued)
(e) 4.875%, 01/23/13............................................................          14,800   $    20,026,055
   4.854%, 02/13/13.............................................................          63,700        65,886,015
                                                                                                   ---------------
TOTAL CANADA....................................................................                       461,365,797
                                                                                                   ---------------
DENMARK -- (4.9%)
Danske Bank A.S.
(u) 2.500%, 05/10/12............................................................          81,000        81,339,066
Denmark Government Bond
   4.000%, 11/15/12.............................................................         400,000        72,444,597
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12............................................................          34,200        34,424,762
Kommunekredit A.S.
(e) 4.375%, 10/02/12............................................................           6,565         8,793,923
(u) 1.250%, 09/03/13............................................................          40,000        40,246,400
                                                                                                   ---------------
TOTAL DENMARK...................................................................                       237,248,748
                                                                                                   ---------------
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)1.023%, 04/05/13..........................................................          16,000        15,922,432
                                                                                                   ---------------
FRANCE -- (8.6%)
Agence Francaise de Developpement SA
(u) 2.250%, 05/22/12............................................................          32,500        32,606,958
BNP Paribas SA
(u) 2.125%, 12/21/12............................................................          19,700        19,704,117
Caisse d'Amortissement de la Dette Sociale SA
(u) 2.250%, 07/06/12............................................................          40,300        40,529,710
(u) 5.375%, 07/17/12............................................................           4,900         5,001,724
(u) 1.625%, 11/27/12............................................................          17,600        17,688,000
3.250%, 04/25/13................................................................          25,000        33,526,161
(u) 3.250%, 07/15/13............................................................           4,000         4,106,800
(u) 1.375%, 07/29/13............................................................          35,000        34,986,000
Caisse des Depots et Consignations SA
(u) 3.000%, 06/22/12............................................................           6,200         6,249,054
(u) 1.750%, 03/26/13............................................................          15,000        15,045,120
French Treasury Note BTAN
   0.750%, 09/20/12.............................................................           7,800        10,225,530
   3.750%, 01/12/13.............................................................          21,000        28,306,187
   2.500%, 01/12/14.............................................................          40,000        53,932,871

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
FRANCE -- (Continued)
Societe Financement de l'Economie Francaise SA
   2.375%, 03/10/12.............................................................          10,000   $    13,103,492
(u) 2.375%, 03/26/12............................................................          84,000        84,183,624
(u) 2.250%, 06/11/12............................................................          12,000        12,066,000
Total Capital SA
(u) 5.000%, 05/22/12............................................................           9,000         9,119,070
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       420,380,418
                                                                                                   ---------------
GERMANY -- (8.5%)
HSH Nordbank AG
   2.250%, 07/23/12.............................................................          17,000        22,401,308
IKB Deutsche Industriebank AG
   2.125%, 09/10/12.............................................................          39,200        51,687,187
Kreditanstalt fur
Wiederaufbau AG
(u) 2.250%, 04/16/12............................................................          13,209        13,256,011
(u) 1.875%, 01/14/13............................................................          21,000        21,264,915
(u) 2.500%, 05/28/13............................................................          24,500        25,118,870
(u) 1.375%, 07/15/13............................................................          20,000        20,186,000
(z) 5.125%, 07/22/13............................................................          13,000        10,990,897
(u) 4.000%, 10/15/13............................................................          20,000        21,046,220
(u) 1.375%, 01/13/14............................................................          20,000        20,236,160
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
(u) 2.000%, 10/01/12............................................................          80,400        81,115,560
(u) 1.000%, 10/15/13............................................................          17,000        17,013,872
Landwirtschaftliche Rentenbank AG
(u) 3.000%, 04/16/12............................................................          27,546        27,664,806
(u) 1.875%, 09/24/12............................................................          37,000        37,288,082
(c) 4.250%, 11/16/12............................................................           6,600         6,731,645
(u) 5.000%, 02/15/13............................................................           5,000         5,216,400
(j) 1.375%, 04/25/13............................................................       1,000,000        13,289,386
(u) 4.125%, 07/15/13............................................................          17,000        17,821,032
NRW.Bank
(u) 1.375%, 08/26/13............................................................           2,000         2,010,160
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       414,338,511
                                                                                                   ---------------
JAPAN -- (3.3%)
Japan Finance Corp.
(u) 1.500%, 07/06/12............................................................          26,000        26,119,756
(u) 2.125%, 11/05/12............................................................          63,700        64,414,332

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
JAPAN -- (Continued)
Japan Finance Organization For Municipalities
   1.350%, 11/26/13.............................................................       5,141,000   $    68,821,074
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                       159,355,162
                                                                                                   ---------------
NETHERLANDS -- (5.6%)
Bank Nederlandse Gemeenten NV
(g) 5.750%, 03/07/12............................................................          12,994        20,560,520
(u) 2.000%, 09/17/12............................................................          29,000        29,240,700
(g) 4.375%, 12/14/12............................................................           3,700         5,982,567
(u) 3.750%, 07/15/13............................................................          53,913        55,896,729
(g) 2.625%, 12/10/13............................................................          12,691        20,344,400
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12............................................................          70,200        72,046,260
Netherlands Government Bond NV
   1.000%, 01/15/14.............................................................          15,000        19,865,729
Rabobank Nederland NV
(u) 3.000%, 09/18/12............................................................          35,000        35,403,200
(u) 3.375%, 02/19/13............................................................          13,500        13,763,520
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                       273,103,625
                                                                                                   ---------------
NEW ZEALAND -- (1.2%)
ANZ National International, Ltd.
(u) 3.250%, 04/02/12............................................................          15,000        15,061,260
Westpac Securities, Ltd.
(u) 2.500%, 05/25/12............................................................          43,680        43,907,966
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                        58,969,226
                                                                                                   ---------------
NORWAY -- (1.5%)
Eksportfinans ASA
#(u) 1.875%, 04/02/13...........................................................          21,990        21,428,287
Kommunalbanken AS
(u) 2.875%, 06/22/12............................................................          38,000        38,306,470
(u) 2.000%, 01/14/13............................................................          15,000        15,166,800
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        74,901,557
                                                                                                   ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.2%)
African Development Bank
(c) 4.850%, 07/24/12............................................................           6,000         6,093,946
Council of Europe Development Bank
(g) 4.625%, 03/07/12............................................................           5,000         7,901,742
(u) 4.250%, 04/22/13............................................................          48,200        50,169,452

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Eurofima
(u) 5.125%, 08/02/12............................................................           4,000   $     4,085,680
(u) 1.875%, 05/28/13............................................................          10,000        10,131,300
European Investment Bank
(g) 5.000%, 03/07/12............................................................           6,000         9,486,138
(g) 4.750%, 06/06/12............................................................          20,200        32,216,235
(e) 4.375%, 04/15/13............................................................          15,000        20,466,710
(u) 5.250%, 05/15/13............................................................          10,000        10,551,800
(u) 1.875%, 06/17/13............................................................          60,000        60,862,620
Inter-American Development Bank
(c) 4.250%, 12/02/12............................................................           6,560         6,709,492
International Bank for
Reconstruction & Development
(c) 4.300%, 12/15/12............................................................          12,000        12,286,626
(u) 1.750%, 07/15/13............................................................          25,000        25,461,025
                                                                                                   ---------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS....................................                       256,422,766
                                                                                                   ---------------
SWEDEN -- (2.7%)
Kommuninvest I Sverige AB
(u) 5.375%, 07/03/12............................................................          71,000        72,254,854
(u) 2.125%, 09/17/12............................................................          30,000        30,235,380
Nordea Bank AB
(u) 2.500%, 11/13/12............................................................          27,500        27,807,643
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                       130,297,877
                                                                                                   ---------------
UNITED KINGDOM -- (3.3%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12............................................................          36,000        36,858,348
Lloyds TSB Bank P.L.C.
(u) 2.800%, 04/02/12............................................................          23,000        23,069,023
Network Rail Infrastructure
Finance P.L.C.
(u) 3.500%, 06/17/13............................................................          97,000       100,771,942
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                       160,699,313
                                                                                                   ---------------
UNITED STATES -- (4.8%)
Bear Stearns Cos. LLC (The)
   6.950%, 08/10/12.............................................................   $      15,000        15,500,535
General Electric Capital Corp.
   3.500%, 08/13/12.............................................................          28,000        28,429,660
   5.250%, 10/19/12.............................................................          10,000        10,332,960
   5.450%, 01/15/13.............................................................          10,000        10,459,290

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
UNITED STATES -- (Continued)
   4.800%, 05/01/13.............................................................       $ 20,000$        20,950,300
   5.400%, 09/20/13.............................................................          20,920        22,345,133
Johnson & Johnson
  #0.700%, 05/15/13.............................................................          95,000        95,585,200
JPMorgan Chase & Co.
   5.375%, 10/01/12.............................................................          11,844        12,224,939
Wal-Mart Stores, Inc.
   4.550%, 05/01/13.............................................................          19,047        20,047,006
                                                                                                   ---------------
TOTAL UNITED STATES.............................................................                       235,875,023
                                                                                                   ---------------
TOTAL BONDS.....................................................................                     3,117,038,905
                                                                                                   ---------------
AGENCY OBLIGATIONS -- (23.6%)
Federal Home Loan Bank
  #1.625%, 03/20/13.............................................................          55,000        55,871,640
  #1.000%, 03/27/13.............................................................          55,000        55,486,640
   3.625%, 05/29/13.............................................................          75,000        78,321,300
   1.875%, 06/21/13.............................................................          40,000        40,878,840
Federal Home Loan Mortgage Corporation
   0.750%, 03/28/13.............................................................         108,000       108,649,620
   1.625%, 04/15/13.............................................................          97,000        98,609,715
  #3.500%, 05/29/13.............................................................          79,000        82,385,940
  #3.750%, 06/28/13.............................................................         105,000       110,193,090
  #4.500%, 07/15/13.............................................................          70,000        74,282,390
   4.500%, 01/15/14.............................................................          50,000        53,896,650
Federal National Mortgage Association
   4.375%, 03/15/13.............................................................         130,000       136,029,530
  #3.250%, 04/09/13.............................................................          50,000        51,829,600
  #1.750%, 05/07/13.............................................................         155,000       157,833,090
  #0.500%, 08/09/13.............................................................          50,000        50,148,400
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                     1,154,416,445
                                                                                                   ---------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
COMMERCIAL PAPER -- (8.6%)
ASB Finance, Ltd.
   0.511%, 03/19/12.............................................................   $      30,000   $    29,985,505
   0.521%, 03/20/12.............................................................          45,000        44,977,187
Caisse des Depots Et Consignations
   0.572%, 03/19/12.............................................................          50,000        49,975,842
   0.622%, 03/27/12.............................................................          68,000        67,961,553
Electricite de France
   0.582%, 03/13/12.............................................................          24,000        23,989,607
   0.592%, 03/19/12.............................................................          40,000        39,980,674
   0.602%, 03/19/12.............................................................          44,000        43,978,741
Nordea North America, Inc.
   0.416%, 02/17/12.............................................................          40,000        39,992,832
NRW.Bank
   0.421%, 02/13/12.............................................................          80,000        79,989,861
                                                                                                   ---------------
TOTAL COMMERCIAL PAPER..........................................................                       420,831,802
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT            VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment
   Fund.........................................................................     197,504,100   $   197,504,100
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,892,797,378)^^......................................................                   $ 4,889,791,252
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                 VALUATION INPUTS
                                                ---------------------------------------------------
                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                ---------------------------------------------------
                                                LEVEL 1      LEVEL 2       LEVEL 3       TOTAL
                                                -------   --------------   -------   --------------
Bonds
   Australia.................................      --     $   28,894,452      --     $   28,894,452
   Austria...................................      --        189,263,998      --        189,263,998
   Canada....................................      --        461,365,797      --        461,365,797
   Denmark...................................      --        237,248,748      --        237,248,748
   Finland...................................      --         15,922,432      --         15,922,432
   France....................................      --        420,380,418      --        420,380,418
   Germany...................................      --        414,338,511      --        414,338,511
   Japan.....................................      --        159,355,162      --        159,355,162
   Netherlands...............................      --        273,103,625      --        273,103,625
   New Zealand...............................      --         58,969,226      --         58,969,226
   Norway....................................      --         74,901,557      --         74,901,557
   Supranational Organization Obligations....      --        256,422,766      --        256,422,766
   Sweden....................................      --        130,297,877      --        130,297,877
   United Kingdom............................      --        160,699,313      --        160,699,313
   United States.............................      --        235,875,023      --        235,875,023
Agency Obligations...........................      --      1,154,416,445      --      1,154,416,445
Commercial Paper.............................      --        420,831,802      --        420,831,802
Securities Lending Collateral................      --        197,504,100      --        197,504,100
Forward Currency Contracts**.................      --       (17,024,464)      --        (17,024,464)
                                                  ---     --------------     ---     --------------
TOTAL........................................      --     $4,872,766,788      --     $4,872,766,788
                                                  ===     ==============     ===     ==============


** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
BONDS -- (90.7%)
AUSTRALIA -- (4.2%)
Commonwealth Bank of Australia
(z) 4.000%, 02/20/12............................................................           4,581   $     3,783,806
   5.250%, 04/17/12.............................................................           8,800         9,352,769
General Electric Capital Australia Funding, Ltd.................................
   8.000%, 02/13/12.............................................................           1,000         1,062,499
National Australia Bank, Ltd....................................................
   5.250%, 05/04/12.............................................................           9,600        10,206,150
   5.750%, 06/24/13.............................................................           1,900         2,041,744
Toyota Finance Australia, Ltd.
   5.460%, 12/17/12.............................................................           3,200         3,400,959
Westpac Banking Corp.
   7.250%, 09/24/12.............................................................           1,500         1,618,494
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                        31,466,421
                                                                                                   ---------------
AUSTRIA -- (4.7%)
Asfinag AG
(u) 2.000%, 10/22/12............................................................           9,500         9,547,690
Austria Government International Bond AG
(u) 3.250%, 06/25/13............................................................          15,200        15,722,880
Oesterreichische Kontrollbank AG
(u) 4.750%, 10/16/12............................................................           9,414         9,660,882
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                        34,931,452
                                                                                                   ---------------
CANADA -- (13.2%)
Bank of Nova Scotia
   5.040%, 04/08/13.............................................................          17,000        17,673,761
British Columbia, Province of Canada
   4.700%, 12/18/12.............................................................          11,000        11,315,728
   5.500%, 04/24/13.............................................................           4,500         4,718,111
(u) 4.300%, 05/30/13............................................................           4,000         4,197,044
Export Development Canada
(s) 1.625%, 05/08/12............................................................          50,000         7,324,609
(n) 3.000%, 03/14/13............................................................          40,000         6,890,745
GE Capital Canada Funding Co.
   5.150%, 06/06/13.............................................................           2,500         2,604,144
Ontario, Province of Canada
(n) 3.000%, 05/14/13............................................................          30,000         5,186,697
   4.750%, 06/02/13.............................................................          12,500        13,057,121
Royal Bank of Canada
(e) 3.250%, 01/18/13............................................................           6,600         8,806,273
   5.060%, 07/17/13.............................................................           3,500         3,674,110
(u) 2.100%, 07/29/13............................................................           8,800         8,986,252

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
CANADA -- (Continued)
Toronto-Dominion Bank (The)
   4.854%, 02/13/13.............................................................           4,000   $     4,137,269
                                                                                                   ---------------
TOTAL CANADA....................................................................                        98,571,864
                                                                                                   ---------------
DENMARK -- (4.8%)
Danske Bank A.S.
(u) 2.500%, 05/10/12............................................................          10,000        10,041,860
FIH Erhvervsbank A.S.
(u) 1.750%, 12/06/12............................................................           5,000         5,046,500
(e) 2.125%, 03/21/13............................................................           5,000         6,622,740
Kommunekredit A.S.
(u) 1.250%, 09/03/13............................................................          14,000        14,086,240
                                                                                                   ---------------
TOTAL DENMARK...................................................................                        35,797,340
                                                                                                   ---------------
FINLAND -- (1.2%)
Municipality Finance P.L.C.
(n) 2.750%, 09/16/13............................................................           6,500         1,118,330
Nordea Bank Finland P.L.C.
Floating Rate Note
(r)(u)1.023%, 04/05/13..........................................................           8,000         7,961,216
                                                                                                   ---------------
TOTAL FINLAND...................................................................                         9,079,546
                                                                                                   ---------------
FRANCE -- (8.7%)
Agence Francaise de Developpement SA
(u) 2.250%, 05/22/12............................................................           5,000         5,016,455
Caisse d'Amortissement de la
Dette Sociale SA
(u) 1.625%, 11/27/12............................................................           2,400         2,412,000
   3.250%, 04/25/13.............................................................           2,100         2,816,198
(u) 3.250%, 07/15/13............................................................          14,000        14,373,800
(u) 1.375%, 07/29/13............................................................           2,000         1,999,200
Caisse des Depots et
Consignations SA
(u) 3.000%, 06/22/12............................................................           2,000         2,015,824
French Treasury Note BTAN
   0.750%, 09/20/12.............................................................           7,000         9,176,757
   3.750%, 01/12/13.............................................................           6,000         8,087,482
Reseau Ferre de France SA
(t) 5.375%, 06/07/12............................................................           2,500         2,653,196
Societe Financement de
l'Economie Francaise SA
(u) 2.250%, 06/11/12............................................................           5,000         5,027,500
Total Capital SA
(g) 4.625%, 03/07/12............................................................           5,000         7,902,585

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
FRANCE -- (Continued)
(u) 5.000%, 05/22/12............................................................           1,800   $     1,823,814
(z) 6.500%, 07/20/12............................................................           2,200         1,841,854
                                                                                                   ---------------
TOTAL FRANCE....................................................................                        65,146,665
                                                                                                   ---------------
GERMANY -- (7.5%)
Kreditanstalt fur Wiederaufbau AG
(n) 3.000%, 03/23/12............................................................           6,500         1,109,128
(u) 2.250%, 04/16/12............................................................             800           802,847
(u) 1.875%, 01/14/13............................................................           3,700         3,746,676
(t) 4.500%, 03/26/13............................................................           1,400         1,489,654
   1.250%, 06/17/13.............................................................           1,800         2,377,789
   5.125%, 06/17/13.............................................................           3,000         4,164,369
(z) 5.125%, 07/22/13............................................................           7,000         5,918,176
Landesbank Hessen-Thueringen Girozentrale AG
(g) 5.375%, 03/07/12............................................................           2,000         3,161,784
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
(u) 2.000%, 10/01/12............................................................           3,000         3,026,700
Landwirtschaftliche Rentenbank AG
(u) 3.000%, 04/16/12............................................................           5,300         5,322,859
(u) 5.250%, 07/02/12............................................................           1,800         1,835,743
(n) 4.820%, 03/11/13............................................................          37,000         6,458,982
(u) 4.875%, 01/10/14............................................................           3,500         3,773,280
NRW.Bank AG
(n) 3.500%, 05/21/13............................................................          31,000         5,353,209
State of North Rhine-Westphalia AG
(n) 5.000%, 04/30/12............................................................          43,000         7,374,203
                                                                                                   ---------------
TOTAL GERMANY...................................................................                        55,915,399
                                                                                                   ---------------
JAPAN -- (1.6%)
Japan Finance Corp.
(u) 1.500%, 07/06/12............................................................          12,000        12,055,272
                                                                                                   ---------------
NETHERLANDS -- (8.5%)
Bank Nederlandse Gemeenten NV
   3.875%, 02/21/13.............................................................           2,000         2,694,682
(t) 5.500%, 06/03/13............................................................             974         1,043,422
(u) 3.750%, 07/15/13............................................................           8,000         8,294,360
Nederlandse
Waterschapsbank NV
(u) 5.375%, 09/04/12............................................................           4,000         4,105,200

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
NETHERLANDS -- (Continued)
Netherlands Government Bond NV
1.750%, 01/15/13................................................................           2,000   $     2,654,545
Rabobank Nederland NV
(n) 4.000%, 02/02/12............................................................          44,000         7,499,574
(n) 3.000%, 04/03/12............................................................          10,000         1,704,790
(t) 6.000%, 01/15/13............................................................           2,000         2,143,153
(z) 5.125%, 03/12/13............................................................           2,000         1,676,729
(s) 3.250%, 01/20/14............................................................          55,000         8,246,968
Shell International Finance BV
(u) 1.875%, 03/25/13............................................................          10,000        10,181,060
Toyota Motor Finance Netherlands BV
(z) 3.530%, 01/29/13............................................................          16,600        13,669,299
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                        63,913,782
                                                                                                   ---------------
NEW ZEALAND -- (1.5%)
ANZ National International, Ltd.
(u) 3.250%, 04/02/12............................................................           2,200         2,208,985
Westpac Securities, Ltd.
(u) 2.500%, 05/25/12............................................................           9,000         9,046,971
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                        11,255,956
                                                                                                   ---------------
NORWAY -- (3.8%)
Eksportfinans ASA
(u) 1.875%, 04/02/13............................................................          18,500        18,027,436
Kommunalbanken AS
(s) 1.875%, 05/08/12............................................................          36,000         5,280,730
   2.750%, 07/24/12.............................................................          15,670         2,676,095
   3.000%, 03/26/13.............................................................          15,000         2,586,665
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        28,570,926
                                                                                                   ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (19.3%)
Asian Development Bank
(t) 6.000%, 05/24/12............................................................           2,500         2,667,223
(t) 0.500%, 10/09/12............................................................           1,800         1,866,421
(t) 0.500%, 03/27/13............................................................           4,000         4,086,962
(t) 1.000%, 05/08/13............................................................           1,500         1,535,464
(u) 1.625%, 07/15/13............................................................          10,000        10,176,380
Council of Europe Development Bank
(g) 4.625%, 03/07/12............................................................           2,300         3,634,802
(u) 4.250%, 04/22/13............................................................           3,050         3,174,623
Eurofima
(u) 5.125%, 08/02/12............................................................           2,000         2,042,840

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
(s) 2.000%, 10/30/12............................................................          95,000   $    13,909,033
(u) 1.875%, 05/28/13............................................................           5,000         5,065,650
European Bank For
Reconstruction & Development
(z) 3.310%, 03/21/12............................................................           3,000         2,476,312
(u) 3.625%, 06/17/13............................................................           8,000         8,330,264
European Investment Bank
(g) 5.000%, 03/07/12............................................................           1,000         1,581,023
(g) 4.750%, 06/06/12............................................................             800         1,275,891
(n) 4.375%, 08/31/12............................................................           6,600         1,138,199
(n) 3.125%, 01/07/13............................................................          39,000         6,713,557
(u) 5.000%, 10/15/13............................................................           9,000         9,618,624
Inter-American Development Bank
(z) 7.250%, 05/24/12............................................................           9,500         7,938,760
(c) 4.250%, 12/02/12............................................................           1,640         1,677,373
(z) 0.500%, 01/29/13............................................................          10,000         8,024,721
(t) 1.000%, 03/18/13............................................................           3,800         3,896,096
International Bank for
Reconstruction & Development
(t) 4.370%, 05/17/12............................................................           1,389         1,475,567
(t) 1.000%, 11/20/12............................................................           4,500         4,668,638
(s) 2.250%, 11/08/13............................................................          20,800         3,091,365
International Finance Corp.
(t) 5.100%, 11/26/12............................................................           6,200         6,615,141
International Finance Facility For
Immunisation
(z) 2.650%, 02/21/12............................................................          15,800        13,030,876
Nordic Investment Bank
(t) 3.100%, 02/02/12............................................................           7,200         7,643,880
(n) 2.250%, 08/31/12............................................................          40,000         6,825,976
                                                                                                   ---------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS....................................                       144,181,661
                                                                                                   ---------------
SWEDEN -- (5.9%)
City of Gothenburg Sweden AB
4.700%, 11/13/12................................................................          75,000        11,195,810
Kommuninvest I Sverige AB
(u) 5.375%, 07/03/12............................................................          12,200        12,415,623
    2.650%, 07/13/12............................................................          16,000         2,352,171
(t) 4.900%, 02/26/13............................................................           2,500         2,667,868
Svensk Exportkredit AB
(z) 5.000%, 08/17/12............................................................          18,900        15,669,663
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                        44,301,135
                                                                                                   ---------------

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
UNITED KINGDOM -- (3.7%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12............................................................           5,000   $     5,119,215
Lloyds TSB Bank P.L.C.
   2.750%, 03/16/12.............................................................           1,600         2,526,820
Network Rail Infrastructure
Finance P.L.C.
   4.875%, 03/07/12.............................................................           6,900        10,909,450
(u) 3.500%, 06/17/13............................................................           9,000         9,349,974
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                        27,905,459
                                                                                                   ---------------
UNITED STATES -- (2.1%)
General Electric Capital Corp.
   6.000%, 06/15/12.............................................................   $       1,800         1,834,126
   5.250%, 10/19/12.............................................................           2,000         2,066,592
   2.800%, 01/08/13.............................................................           3,000         3,060,120
JPMorgan Chase & Co.
   5.375%, 10/01/12.............................................................           1,500         1,548,245
Wells Fargo Bank NA
(e) 6.000%, 05/23/13............................................................           5,500         7,571,957
                                                                                                   ---------------
TOTAL UNITED STATES.............................................................                        16,081,040
                                                                                                   ---------------
TOTAL BONDS.....................................................................                       679,173,918
                                                                                                   ---------------
AGENCY OBLIGATIONS -- (6.9%)
Federal Home Loan Bank
   1.875%, 06/21/13.............................................................           4,000         4,087,884
   3.625%, 10/18/13.............................................................           9,500        10,026,823
Federal Home Loan Mortgage Corporation
   3.750%, 06/28/13.............................................................           5,000         5,247,290
   0.375%, 10/30/13.............................................................          25,000        24,991,600
Federal National Mortgage Association
   0.750%, 12/18/13.............................................................           7,000         7,052,934
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                        51,406,531
                                                                                                   ---------------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
COMMERCIAL PAPER -- (2.4%)
Electricite de France
   0.592%, 03/19/12.............................................................   $      12,400   $    12,395,139
   0.602%, 03/19/12.............................................................           6,000         5,997,648
                                                                                                   ---------------
TOTAL COMMERCIAL PAPER..........................................................                        18,392,787
                                                                                                   ---------------


                                                                                                        VALUE+
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $744,250,050)^^........................................................                   $   748,973,236
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                               VALUATION INPUTS
                                                -----------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                -----------------------------------------------
                                                LEVEL 1      LEVEL 2      LEVEL 3     TOTAL
                                                -------   -------------   -------  ------------
Bonds
   Australia.................................      --     $  31,466,421      --    $ 31,466,421
   Austria...................................      --        34,931,452      --      34,931,452
   Canada....................................      --        98,571,864      --      98,571,864
   Denmark...................................      --        35,797,340      --      35,797,340
   Finland...................................      --         9,079,546      --       9,079,546
   France....................................      --        65,146,665      --      65,146,665
   Germany...................................      --        55,915,399      --      55,915,399
   Japan.....................................      --        12,055,272      --      12,055,272
   Netherlands...............................      --        63,913,782      --      63,913,782
   New Zealand...............................      --        11,255,956      --      11,255,956
   Norway....................................      --        28,570,926      --      28,570,926
   Supranational Organization Obligations....      --       144,181,661      --     144,181,661
   Sweden....................................      --        44,301,135      --      44,301,135
   United Kingdom............................      --        27,905,459      --      27,905,459
   United States.............................      --        16,081,040      --      16,081,040
Agency Obligations...........................      --        51,406,531      --      51,406,531
Commercial Paper United States...............      --        18,392,787      --      18,392,787
Forward Foreign Currency Contracts**.........      --        (2,576,181)     --      (2,576,181)
                                                  ---     -------------     ---    ------------
TOTAL........................................      --     $ 746,397,055      --    $746,397,055
                                                  ===     =============     ===    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

                          DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                SCHEDULE OF INVESTMENTS

                                    JANUARY 31, 2012
                                      (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
AGENCY OBLIGATIONS -- (99.3%)
Federal Farm Credit Bank
   1.750%, 02/21/13.............................................................   $       4,000   $     4,059,344
   1.125%, 02/27/14.............................................................           4,000         4,063,320
   2.625%, 04/17/14.............................................................          62,500        65,599,188
   3.000%, 09/22/14.............................................................          14,000        14,940,310
   1.625%, 11/19/14.............................................................          80,000        82,875,280
   1.500%, 11/16/15.............................................................          29,595        30,346,506
   4.875%, 12/16/15.............................................................          12,000        13,869,588
   4.875%, 01/17/17.............................................................           5,000         5,940,550
Federal Home Loan Bank
   1.500%, 01/16/13.............................................................           5,800         5,871,856
   3.375%, 02/27/13.............................................................          28,300        29,258,380
   1.625%, 03/20/13.............................................................          10,000        10,158,480
   1.875%, 06/21/13.............................................................         112,000       114,460,752
   5.125%, 08/14/13.............................................................          38,000        40,811,316
   4.500%, 09/16/13.............................................................         147,500       157,421,735
   3.625%, 10/18/13.............................................................          27,000        28,497,285
   0.375%, 11/27/13.............................................................          20,000        20,002,240
   5.500%, 08/13/14.............................................................          36,500        41,150,501
   0.875%, 12/12/14.............................................................           9,900        10,005,415
   2.750%, 12/12/14.............................................................          14,000        14,878,024
   2.750%, 03/13/15.............................................................           6,000         6,400,986
   2.875%, 06/12/15.............................................................          68,000        72,960,940
   1.750%, 09/11/15.............................................................         155,560       161,141,493
   1.625%, 09/28/15.............................................................           5,600         5,777,346
   1.375%, 12/11/15.............................................................          30,185        30,859,725
   1.625%, 12/11/15.............................................................          21,500        22,043,842
   5.000%, 12/21/15.............................................................          44,000        50,972,328
   3.125%, 03/11/16.............................................................          41,500        45,375,478
   5.375%, 05/18/16.............................................................          65,000        77,710,360
   2.125%, 06/10/16.............................................................          88,000        92,286,656
   5.125%, 10/19/16.............................................................           2,500         2,967,460
   1.625%, 12/09/16.............................................................          19,000        19,543,172
   4.750%, 12/16/16.............................................................          27,000        31,882,734
Tennessee Valley Authority
   4.750%, 08/01/13.............................................................          20,000        21,317,060
   4.375%, 06/15/15.............................................................          20,580        23,159,456
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                    1,358,609,106
                                                                                                   ---------------
                                                                                       SHARES
                                                                                   -------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds FedFund Portfolio..................................       9,400,071         9,400,071
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,341,577,654)^^......................................................                   $ 1,368,009,177
                                                                                                   ===============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                      ------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ------------------------------------------------------
                                        LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                      ----------   --------------   -------   --------------
Agency Obligations.................           --   $1,358,609,106      --     $1,358,609,106
Temporary Cash Investments.........   $9,400,071               --      --          9,400,071
                                      ----------   --------------     ---     --------------
TOTAL..............................   $9,400,071   $1,358,609,106      --     $1,368,009,177
                                      ==========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
BONDS -- (94.0%)
AUSTRALIA -- (5.0%)
Commonwealth Bank of Australia
(u) 3.500%, 03/19/15............................................................          31,000   $    32,127,315
National Australia Bank, Ltd.
(g) 5.375%, 12/08/14............................................................          64,115       109,686,575
Suncorp-Metway, Ltd.
(g) 4.000%, 01/16/14............................................................          23,705        39,450,303
Westpac Banking Corp.
(u) 4.200%, 02/27/15............................................................           2,500         2,651,433
(u) 3.000%, 08/04/15............................................................          59,135        60,665,059
(u) 3.000%, 12/09/15............................................................          25,000        25,586,950
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       270,167,635
                                                                                                   ---------------
AUSTRIA -- (4.8%)
Austria Government Bond
   4.000%, 09/15/16.............................................................          78,000       111,691,511
Oesterreichische Kontrollbank AG
(u) 1.750%, 10/05/15............................................................          50,000        49,980,100
(u) 4.875%, 02/16/16............................................................          30,065        33,522,836
(u) 2.000%, 06/03/16............................................................          63,934        64,062,891
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                       259,257,338
                                                                                                   ---------------
CANADA -- (14.7%)
Bank of Nova Scotia
(u) 2.050%, 10/07/15............................................................          83,000        84,095,932
(u) 2.900%, 03/29/16............................................................          68,605        71,079,308
British Columbia, Province of Canada
#(u) 2.100%, 05/18/16...........................................................          90,900        95,451,272
Export Development Canada
(g) 3.625%, 09/07/15............................................................          56,751        97,841,564
Manitoba, Province of Canada
(u) 2.625%, 07/15/15............................................................          19,700        20,788,149
Ontario, Province of Canada
(u) 4.750%, 01/19/16............................................................           9,000        10,196,487
#(u) 5.450%, 04/27/16...........................................................           9,000        10,501,128
#(u) 2.300%, 05/10/16...........................................................          60,000        62,455,500
(u) 1.600%, 09/21/16............................................................          49,000        49,413,707
Royal Bank of Canada
(u) 2.625%, 12/15/15............................................................          40,300        41,968,823
(u) 2.875%, 04/19/16............................................................          56,700        59,464,012
(u) 2.300%, 07/20/16............................................................          45,000        45,997,785
Toronto-Dominion Bank (The)
(u) 2.500%, 07/14/16............................................................          10,000        10,393,120

                                                                                        FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
CANADA -- (Continued)
(u) 2.375%, 10/19/16............................................................         134,944   $   138,672,503
                                                                                                   ---------------
TOTAL CANADA....................................................................                       798,319,290
                                                                                                   ---------------
FINLAND -- (3.6%)
Finland Government Bond
   1.750%, 04/15/16.............................................................          40,000        53,865,271
Municipality Finance P.L.C.
(u) 2.375%, 05/16/16............................................................          89,200        92,188,200
Republic of Finland
(u) 2.250%, 03/17/16............................................................          48,000        50,510,400
TOTAL FINLAND...................................................................                        196,563,871
FRANCE -- (6.8%)
Agence Francaise de Developpement SA
(u) 2.500%, 07/15/15............................................................          25,000        25,582,000
BNP Paribas SA
(u) 3.250%, 03/11/15............................................................          59,100        58,756,806
Caisse d'Amortissement de la
Dette Sociale SA
(u) 1.875%, 09/15/15............................................................          25,000        24,960,000
(g) 2.250%, 12/07/15............................................................          75,000       115,995,919
France Government Bond
5.000%, 10/25/16................................................................          10,000        14,894,702
Total Capital SA
(u) 2.875%, 03/18/15............................................................           9,200         9,708,024
(u) 3.000%, 06/24/15............................................................          62,725        66,902,171
(u) 3.125%, 10/02/15............................................................          37,835        40,539,067
#(u) 2.300%, 03/15/16...........................................................           9,697        10,072,128
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       367,410,817
                                                                                                   ---------------
GERMANY -- (7.1%)
Bundesobligation
   1.250%, 10/14/16.............................................................          80,000       107,285,808
Kreditanstalt fur Wiederaufbau AG
(g) 5.500%, 12/07/15............................................................          62,000       112,018,560
(g) 3.750%, 09/07/16............................................................          20,000        34,226,352
Landeskreditbank Baden-Wuerttemberg
Foerderbank AG
(u) 2.250%, 07/15/16............................................................          34,000        34,656,880
Landwirtschaftliche Rentenbank AG
(u) 3.125%, 07/15/15............................................................          10,200        10,851,607

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
GERMANY -- (Continued)
#(u) 2.500%, 02/15/16...........................................................          31,000   $    32,493,394
(u) 2.125%, 07/15/16............................................................          37,000        38,330,187
(u) 5.000%, 11/08/16............................................................          13,000        15,099,708
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       384,962,496
                                                                                                   ---------------
IRELAND -- (0.2%)
GE Capital UK Funding
(g) 5.625%, 12/12/14............................................................           7,097        12,145,713
                                                                                                   ---------------
JAPAN -- (2.1%)
Development Bank of Japan
(u) 2.875%, 04/20/15............................................................          23,000        24,283,400
Japan Finance Corp.
#(u) 1.875%, 09/24/15...........................................................          44,100        44,865,885
#(u) 2.500%, 01/21/16...........................................................          13,000        13,669,539
(u) 2.250%, 07/13/16............................................................          30,000        30,974,850
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                       113,793,674
                                                                                                   ---------------
NETHERLANDS -- (9.5%)
Bank Nederlandse Gemeenten NV
(u) 1.750%, 10/06/15............................................................          30,200        30,295,432
(g) 2.375%, 12/23/15............................................................          17,000        27,092,260
(u) 2.500%, 01/11/16............................................................           5,000         5,105,605
(g) 5.250%, 02/26/16............................................................           6,928        12,195,509
(u) 5.125%, 10/05/16............................................................          70,000        79,454,200
Nederlandse Waterschapsbank NV
(u) 2.000%, 09/09/15............................................................          18,000        18,120,492
(g) 5.625%, 11/17/15............................................................           5,033         9,014,353
#(u) 2.125%, 06/16/16...........................................................         115,000       114,822,210
Netherlands Government Bond
   4.000%, 07/15/16.............................................................          25,000        36,880,314
Rabobank Nederland NV
(g) 5.125%, 10/27/14............................................................          12,338        21,116,142
(g) 4.000%, 09/10/15............................................................          48,500        80,256,582
(u) 2.125%, 10/13/15............................................................          40,000        39,924,600
Shell International Finance BV
(u) 3.100%, 06/28/15............................................................          40,391        43,548,445
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                        517,826,144
                                                                                                   ---------------
NEW ZEALAND -- (0.3%)
ASB Finance, Ltd.
(g) 3.250%, 12/09/13............................................................          10,000        15,950,207
                                                                                                   ---------------
NORWAY -- (3.4%)
Eksportfinans ASA
(u) 2.000%, 09/15/15............................................................          69,000        60,660,591

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
NORWAY -- (Continued)
(u) 2.375%, 05/25/16............................................................          14,500   $    12,483,152
#(u) 5.500%, 05/25/16...........................................................          42,200        40,971,094
Kommunalbanken AS
(u) 2.375%, 01/19/16............................................................          71,000        73,570,200
                                                                                                   ---------------
TOTAL NORWAY....................................................................                       187,685,037
                                                                                                   ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.0%)
African Development Bank
(u) 2.500%, 03/15/16............................................................          42,000        44,865,702
Asian Development Bank
(u) 2.500%, 03/15/16............................................................          10,000        10,722,660
Council of Europe Development Bank
#(u) 1.250%, 09/22/16...........................................................         154,000       151,324,250
Eurofima
(g) 6.125%, 10/14/14............................................................          11,400        20,139,524
(u) 5.250%, 04/07/16............................................................          29,800        33,710,356
European Bank for Reconstruction & Development
(u) 1.625%, 09/03/15............................................................          54,000        55,099,494
European Financial Stability Facility
(e) 2.750%, 07/18/16............................................................          25,000        33,832,570
European Investment Bank
(g) 4.375%, 07/08/15............................................................          17,000        28,845,891
(g) 3.000%, 12/07/15............................................................          50,100        81,534,485
(g) 4.875%, 09/07/16............................................................          20,600        35,980,213
European Union
(e) 2.750%, 06/03/16............................................................          20,000        27,243,584
International Finance Facility for Immunisation
(g) 3.375%, 05/15/14............................................................          33,915        56,317,079
Nordic Investment Bank
(u) 2.250%, 03/15/16............................................................          67,000        70,459,210
                                                                                                   ---------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS....................................                       650,075,018
                                                                                                   ---------------
SWEDEN -- (1.0%)
Nordea Bank AB
(u) 3.700%, 11/13/14............................................................          10,100        10,339,360
Svensk Exportkredit AB
(u) 1.750%, 10/20/15............................................................          43,600        43,790,576
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                        54,129,936
                                                                                                   ---------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
UNITED KINGDOM -- (4.8%)
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14............................................................          23,800   $    25,067,183
Network Rail Infrastructure Finance P.L.C.
   4.875%, 11/27/15.............................................................          63,929       115,063,150
United Kingdom Gilt
   2.000%, 01/22/16.............................................................          68,000       112,522,550
   4.000%, 09/07/16.............................................................           5,000         9,000,001
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                       261,652,884
                                                                                                   ---------------
UNITED STATES -- (18.7%)
3M Co.
   1.375%, 09/29/16.............................................................   $      47,626        48,455,883
Bank of New York Mellon Corp. (The)
  #2.950%, 06/18/15.............................................................          31,645        33,236,870
   2.500%, 01/15/16.............................................................          16,017        16,435,780
   2.300%, 07/28/16.............................................................          23,235        23,864,111
Berkshire Hathaway Finance Corp.
   2.450%, 12/15/15.............................................................          24,862        26,073,053
Berkshire Hathaway, Inc.
   2.200%, 08/15/16.............................................................          73,200        75,662,155
   1.900%, 01/31/17.............................................................          24,000        24,377,640
Colgate-Palmolive Co.
   3.150%, 08/05/15.............................................................          10,285        11,101,053
General Electric Capital Corp.
   3.500%, 06/29/15.............................................................          82,800        87,998,846
   4.375%, 09/21/15.............................................................           6,000         6,559,086
   2.250%, 11/09/15.............................................................          32,000        32,889,664
   2.950%, 05/09/16.............................................................           9,000         9,400,068
Google, Inc.
   2.125%, 05/19/16.............................................................          54,025        56,547,697
Johnson & Johnson
   2.150%, 05/15/16.............................................................         143,000       150,425,561
Microsoft Corp.
   1.625%, 09/25/15.............................................................          69,119        71,674,053
# 2.500%, 02/08/16..............................................................          45,000        47,958,840
Novartis Capital Corp.
   2.900%, 04/24/15.............................................................           4,500         4,825,877
Procter & Gamble Co. (The)
   3.150%, 09/01/15.............................................................           5,750         6,217,579
   1.800%, 11/15/15.............................................................          23,425        24,342,464
   1.450%, 08/15/16.............................................................          17,180        17,475,015
Toyota Motor Credit Corp.
   2.800%, 01/11/16.............................................................         103,000       108,057,815

                                                                                        FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
   1.500%, 10/25/15.............................................................   $     130,500   $   134,100,626
                                                                                                   ---------------
TOTAL UNITED STATES.............................................................                     1,017,679,736
                                                                                                   ---------------
TOTAL BONDS.....................................................................                     5,107,619,796
                                                                                                   ---------------
AGENCY OBLIGATIONS -- (3.3%)
Federal Home Loan Mortgage Corporation
  #5.250%, 04/18/16.............................................................          49,000        57,910,356
  #5.125%, 10/18/16.............................................................          20,000        23,745,560
Federal National Mortgage Association
   5.000%, 03/15/16.............................................................          82,000        95,893,014
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                       177,548,930
                                                                                                   ---------------
                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)

SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@ DFA Short Term Investment Fund.............................................     144,911,983       144,911,983
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,342,117,871)^^......................................................                   $ 5,430,080,709
                                                                                                   ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                 VALUATION INPUTS
                                                ---------------------------------------------------
                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                                ---------------------------------------------------
                                                LEVEL 1       LEVEL 2      LEVEL 3       TOTAL
                                                -------   --------------   -------   --------------
Bonds
   Australia.................................      --     $  270,167,635     --      $  270,167,635
   Austria...................................      --        259,257,338     --         259,257,338
   Canada....................................      --        798,319,290     --         798,319,290
   Finland...................................      --        196,563,871     --         196,563,871
   France....................................      --        367,410,817     --         367,410,817
   Germany...................................      --        384,962,496     --         384,962,496
   Ireland...................................      --         12,145,713     --          12,145,713
   Japan.....................................      --        113,793,674     --         113,793,674
   Netherlands...............................      --        517,826,144     --         517,826,144
   New Zealand...............................      --         15,950,207     --          15,950,207
   Norway....................................      --        187,685,037     --         187,685,037
   Supranational Organization Obligations....      --        650,075,018     --         650,075,018
   Sweden....................................      --         54,129,936     --          54,129,936
   United Kingdom............................      --        261,652,884     --         261,652,884
   United States.............................      --      1,017,679,736     --       1,017,679,736
Agency Obligations...........................      --        177,548,930     --         177,548,930
Securities Lending Collateral................      --        144,911,983     --         144,911,983
Forward Currency Contracts**.................      --        (25,118,193)    --         (25,118,193)
                                                  ---     --------------    ---      --------------
TOTAL........................................      --     $5,404,962,516     --      $5,404,962,516
                                                  ===     ==============    ===      ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

               DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
BONDS -- (96.2%)
AUSTRIA -- (3.9%)
Austria Government Bond
   4.650%, 01/15/18.............................................................             700   $     1,026,422
                                                                                                   ---------------
CANADA -- (3.6%)
Ontario, Province of Canada
   4.200%, 03/08/18.............................................................             750           839,698
   4.000%, 06/02/21.............................................................             100           109,938
                                                                                                   ---------------
TOTAL CANADA....................................................................                           949,636
                                                                                                   ---------------
DENMARK -- (3.4%)
Denmark Government Bond
   7.000%, 11/10/24.............................................................           3,300           904,155
                                                                                                   ---------------
FINLAND -- (3.5%)
Finland Government Bond
   4.375%, 07/04/19.............................................................             600           911,654
                                                                                                   ---------------
FRANCE -- (14.1%)
Caisse d'Amortissement de la Dette Sociale SA
   4.125%, 04/25/17.............................................................             500           701,848
   3.375%, 04/25/21.............................................................             200           261,994
France Government Bond
   4.250%, 10/25/18.............................................................           1,900         2,753,447
                                                                                                   ---------------
TOTAL FRANCE....................................................................                         3,717,289
                                                                                                   ---------------
GERMANY -- (3.4%)
Kreditanstalt fur Wiederaufbau AG
   4.375%, 07/04/18.............................................................             600           902,227
                                                                                                   ---------------
JAPAN -- (19.9%)
Japan Government Ten Year Bond
   0.800%, 09/20/20.............................................................         350,000         4,593,201
Japan Government Twenty Year Bond
   2.200%, 09/20/26.............................................................          44,000           634,676
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                         5,227,877
                                                                                                   ---------------
LUXEMBOURG -- (3.7%)
Luxembourg Government Bond
   3.375%, 05/18/20.............................................................             670           963,329
                                                                                                   ---------------
NETHERLANDS -- (3.4%)
Netherlands Government Bond
   4.000%, 07/15/18.............................................................             600           897,936
                                                                                                   ---------------

                                                                                       FACE
                                                                                      AMOUNT^           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
NEW ZEALAND -- (3.8%)
New Zealand Government Bond
   6.000%, 05/15/21.............................................................           1,050   $     1,008,327
                                                                                                   ---------------
NORWAY -- (3.4%)
Norway Government Bond
   4.500%, 05/22/19.............................................................           4,600           902,986
                                                                                                   ---------------
SINGAPORE -- (3.8%)
Singapore Government Bond
   3.125%, 09/01/22.............................................................           1,100           987,277
                                                                                                   ---------------
SUPRANATIONAL ORGANIZATION
OBLIGATIONS -- (11.0%)
European Investment Bank
(g) 5.375%, 06/07/21............................................................             400           747,503
(j) 1.900%, 01/26/26............................................................          19,000           242,318
European Union
(e) 3.250%, 04/04/18............................................................             600           833,078
International Bank for
Reconstruction & Development
(g) 5.400%, 06/07/21............................................................             400           791,600
Nordic Investment Bank
(j) 1.700%, 04/27/17............................................................          20,000           279,310
                                                                                                   ---------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS....................................                         2,893,809
                                                                                                   ---------------
SWEDEN -- (3.5%)
Sweden Government Bond
   4.250%, 03/12/19.............................................................           5,200           905,538
                                                                                                   ---------------
UNITED KINGDOM -- (11.8%)
Network Rail Infrastructure
Finance P.L.C.
   4.625%, 07/21/20.............................................................             300           552,537
United Kingdom Gilt
   3.750%, 09/07/20.............................................................           1,400         2,546,518
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                         3,099,055
                                                                                                   ---------------
TOTAL BONDS.....................................................................                        25,297,517
                                                                                                   ---------------
AGENCY OBLIGATIONS -- (3.8%)
Federal Home Loan Bank
   5.375%, 09/30/22.............................................................             700           880,925
   5.750%, 06/12/26.............................................................             100           131,074
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                         1,011,999
                                                                                                   ---------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                                                        VALUE+
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $25,965,109)^^.........................................................                   $    26,309,516
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                             VALUATION INPUTS
                                               ---------------------------------------------
                                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                               ---------------------------------------------
                                               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                               -------   -----------   -------   -----------
Bonds
   Austria..................................      --     $ 1,026,422      --     $ 1,026,422
   Canada...................................      --         949,636      --         949,636
   Denmark..................................      --         904,155      --         904,155
   Finland..................................      --         911,654      --         911,654
   France...................................      --       3,717,289      --       3,717,289
   Germany..................................      --         902,227      --         902,227
   Japan....................................      --       5,227,877      --       5,227,877
   Luxembourg...............................      --         963,329      --         963,329
   Netherlands..............................      --         897,936      --         897,936
   New Zealand..............................      --       1,008,327      --       1,008,327
   Norway...................................      --         902,986      --         902,986
   Singapore................................      --         987,277      --         987,277
   Supranational Organization Obligations...      --       2,893,809      --       2,893,809
   Sweden...................................      --         905,538      --         905,538
United Kingdom..............................      --       3,099,055      --       3,099,055
Agency Obligations..........................      --       1,011,999      --       1,011,999
Forward Currency Contracts**................      --        (545,988)     --        (545,988)
                                                 ---     -----------     ---     -----------
TOTAL.......................................      --     $25,763,528      --     $25,763,528
                                                 ===     ===========     ===     ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
AGENCY OBLIGATIONS -- (66.5%)
Federal Farm Credit Bank
   4.150%, 05/15/13.............................................................   $      10,000   $    10,497,300
   5.580%, 07/03/13.............................................................          23,000        24,720,147
   3.880%, 07/08/13.............................................................           7,000         7,356,944
   4.920%, 08/26/13.............................................................           4,125         4,421,530
   4.710%, 10/18/13.............................................................           7,000         7,523,173
   4.900%, 01/16/14.............................................................           5,700         6,205,989
   5.300%, 02/18/14.............................................................          12,000        13,209,312
   5.250%, 06/05/14.............................................................          14,400        16,033,622
   4.375%, 06/30/14.............................................................           3,915         4,299,292
   3.000%, 09/22/14.............................................................           7,000         7,470,155
   8.160%, 09/30/14.............................................................           3,615         4,352,615
   4.700%, 12/10/14.............................................................           4,000         4,459,176
   4.550%, 02/03/15.............................................................           4,500         5,036,819
   4.375%, 02/17/15.............................................................          14,300        15,946,302
   4.875%, 12/16/15.............................................................          15,000        17,336,985
   6.030%, 03/21/16.............................................................           4,700         5,689,247
   5.125%, 08/25/16.............................................................           8,000         9,488,480
   4.875%, 01/17/17.............................................................           9,435        11,209,818
   2.875%, 02/10/17.............................................................          32,000        34,817,440
   5.050%, 03/08/17.............................................................          10,000        11,858,450
   5.625%, 08/18/17.............................................................           4,000         4,933,360
   5.100%, 09/03/19.............................................................           9,000        11,068,074
   5.320%, 09/03/19.............................................................          21,300        26,102,106
   5.150%, 11/15/19.............................................................          11,200        13,760,286
   4.670%, 05/07/20.............................................................           5,600         6,736,184
   5.350%, 08/07/20.............................................................           6,700         8,450,804
   3.650%, 12/21/20.............................................................          44,000        49,688,627
   5.250%, 03/02/21.............................................................           6,100         7,550,281
   5.220%, 02/22/22.............................................................           5,000         6,244,805
   5.210%, 12/19/22.............................................................          21,200        26,467,225
   5.250%, 03/06/23.............................................................           6,000         7,537,212
   5.220%, 05/15/23.............................................................          48,100        60,458,525
Federal Home Loan Bank
   3.875%, 06/14/13.............................................................          12,600        13,216,304
   5.375%, 06/14/13.............................................................          52,400        56,036,403
   4.500%, 09/16/13.............................................................          11,000        11,739,926
   6.395%, 06/03/14.............................................................           5,200         5,922,727
   5.250%, 06/18/14.............................................................          50,300        56,098,986
   6.700%, 06/25/14.............................................................          12,500        14,391,438
   5.500%, 08/13/14.............................................................          35,500        40,023,091
   4.500%, 11/14/14.............................................................           4,000         4,445,276
   2.875%, 06/12/15.............................................................          15,000        16,094,325
   2.875%, 09/11/15.............................................................          10,000        10,758,910
   1.375%, 12/11/15.............................................................          10,000        10,223,530
   4.875%, 03/11/16.............................................................          13,600        15,830,414
   5.375%, 05/18/16.............................................................          44,000        52,603,936

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
   2.125%, 06/10/16.............................................................        $21,500$        22,547,308
   5.375%, 09/09/16.............................................................           6,000         7,148,694
   5.125%, 10/19/16.............................................................          14,700        17,448,665
   4.750%, 12/16/16.............................................................          58,000        68,488,836
   3.625%, 03/10/17.............................................................          20,000        22,436,280
   4.875%, 05/17/17.............................................................          51,000        61,201,428
   5.000%, 11/17/17.............................................................          45,000        54,462,600
   3.125%, 12/08/17.............................................................          30,000        32,993,670
   1.750%, 12/14/18.............................................................           5,000         5,066,420
   5.375%, 05/15/19.............................................................           9,750        12,306,450
   5.125%, 08/15/19.............................................................           5,295         6,505,305
   4.500%, 09/13/19.............................................................           5,000         5,915,765
   4.125%, 12/13/19.............................................................          20,000        22,969,520
   4.125%, 03/13/20.............................................................          22,000        25,697,518
   3.000%, 03/18/20.............................................................          14,000        14,822,990
   3.375%, 06/12/20.............................................................          13,000        14,221,272
   4.625%, 09/11/20.............................................................          25,650        30,567,387
   5.000%, 03/12/21.............................................................           5,200         6,382,912
   5.625%, 06/11/21.............................................................           7,000         9,072,959
   2.625%, 12/10/21.............................................................          34,345        35,864,732
   5.000%, 12/10/21.............................................................          42,500        52,803,063
   5.250%, 06/10/22.............................................................           7,225         9,020,037
   5.750%, 06/10/22.............................................................          19,500        25,394,870
   5.375%, 09/30/22.............................................................          21,600        27,182,822
   4.750%, 03/10/23.............................................................          49,200        58,809,498
   5.375%, 08/15/24.............................................................           9,000        11,206,755
   4.375%, 03/13/26.............................................................          20,100        22,832,595
Tennessee Valley Authority
   6.000%, 03/15/13.............................................................          22,600        24,063,418
   4.750%, 08/01/13.............................................................          12,500        13,323,162
   4.375%, 06/15/15.............................................................          13,500        15,192,063
   5.500%, 07/18/17.............................................................          13,500        16,541,253
   6.250%, 12/15/17.............................................................          46,000        58,757,962
   4.500%, 04/01/18.............................................................          44,700        52,877,642
   3.875%, 02/15/21.............................................................          11,000        12,624,238
   6.750%, 11/01/25.............................................................          25,000        35,725,375
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                     1,670,791,015
                                                                                                   ---------------
U.S. TREASURY OBLIGATIONS -- (32.8%)
   U.S. Treasury Bonds
   11.250%, 02/15/15............................................................          25,000        33,273,450
   10.625%, 08/15/15............................................................          11,000        14,966,875
   9.875%, 11/15/15.............................................................          14,800        20,067,882
   9.250%, 02/15/16.............................................................          16,500        22,317,537
   7.250%, 05/15/16.............................................................          34,000        43,711,250

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
   7.500%, 11/15/16.............................................................   $      36,800   $    48,734,130
   9.000%, 11/15/18.............................................................          12,200        18,531,605
   8.125%, 08/15/19.............................................................          12,800        19,152,998
   8.750%, 08/15/20.............................................................          19,700        31,258,364
   8.125%, 05/15/21.............................................................          32,100        50,181,320
   7.250%, 08/15/22.............................................................          28,000        42,599,368
   6.250%, 08/15/23.............................................................          35,000        50,356,250
   7.500%, 11/15/24.............................................................          41,300        66,144,511
   6.000%, 02/15/26.............................................................          37,000        53,441,875
   6.750%, 08/15/26.............................................................          47,500        73,476,562
U.S. Treasury Notes
   4.250%, 08/15/13.............................................................          19,100        20,284,792
   4.000%, 02/15/14.............................................................          10,500        11,303,901
   4.250%, 08/15/14.............................................................          15,500        17,059,688
   4.250%, 11/15/14.............................................................             500           555,000
   4.125%, 05/15/15.............................................................          10,000        11,231,250
   2.625%, 02/29/16.............................................................          22,400        24,312,758
   3.250%, 05/31/16.............................................................          10,000        11,150,780

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
   4.875%, 08/15/16.............................................................   $      18,200   $    21,686,428
   3.000%, 09/30/16.............................................................          37,000        41,015,092
   2.250%, 07/31/18.............................................................          48,000        51,423,744
   3.625%, 02/15/20.............................................................          22,500        26,282,812
                                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS.................................................                       824,520,222
                                                                                                   ---------------
                                                                                       SHARES
                                                                                   -------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
BlackRock Liquidity Funds

FedFund Portfolio...............................................................      17,692,075        17,692,075
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,273,139,953)^^......................................................                   $ 2,513,003,312
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                    VALUATION INPUTS
                                               -------------------------------------------------------
                                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                               -------------------------------------------------------
                                                 LEVEL 1         LEVEL 2      LEVEL 3       TOTAL
                                               ----------    --------------   -------   --------------
Agency Obligations..........................            --   $1,670,791,015     --      $1,670,791,015
U.S. Treasury Obligations...................            --      824,520,222     --         824,520,222
Temporary Cash Investments..................   $17,692,075               --     --          17,692,075
                                               -----------   --------------    ---      --------------
TOTAL.......................................   $17,692,075   $2,495,311,237     --      $2,513,003,312
                                               ===========   ==============    ===      ==============

               See accompanying Notes to Schedules of Investments.

                         DFA INVESTMENT GRADE PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Intermediate-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc..........................................      11,964,774   $   127,185,548
Investment in DFA Intermediate Government Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc..........................................       8,013,652       104,257,613
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc..........................................       6,046,185        65,601,107
Investment in DFA Short-Term Government Portfolio of
   DFA Investment Dimensions Group Inc..........................................       2,221,438        24,080,388
                                                                                                   ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $314,817,149)..........................................................                       321,124,656
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $1,226,885).............................................................       1,226,885         1,226,885
                                                                                                   ---------------
TOTAL INVESTMENTS - (100.0%) (Cost $316,044,034)^^..............................                   $   322,351,541
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                   VALUATION INPUTS
                                      ---------------------------------------------
                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------------
                                         LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
                                      ------------   -------   -------   ------------
Affiliated Investment Companies....   $321,124,656      --        --     $321,124,656
Temporary Cash Investments.........      1,226,885      --        --        1,226,885
                                      ------------     ---       ---     ------------
TOTAL..............................   $322,351,541      --        --     $322,351,541
                                      ============     ===       ===     ============

                 See accompanying Notes to Financial Statements.

                  DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
U.S. TREASURY OBLIGATIONS -- (99.1%)
U.S. Treasury Inflation Notes
   2.000%, 01/15/16.............................................................   $      42,910   $    55,487,676
   2.500%, 07/15/16.............................................................         123,129       162,224,834
   2.375%, 01/15/17.............................................................         129,000       170,924,806
   2.625%, 07/15/17.............................................................         140,000       185,415,058
   1.625%, 01/15/18.............................................................         122,300       153,203,253
   1.375%, 07/15/18.............................................................          99,800       120,990,592
   2.125%, 01/15/19.............................................................         101,500       129,555,884
   1.875%, 07/15/19.............................................................         102,500       130,648,328
   1.375%, 01/15/20.............................................................          83,000       101,026,673
   1.250%, 07/15/20.............................................................          67,000        80,494,077
   1.125%, 01/15/21.............................................................          62,000        73,328,414
   2.375%, 01/15/25.............................................................          49,000        76,793,359
   2.000%, 01/15/26.............................................................          52,800        76,011,294
   2.375%, 01/15/27.............................................................          50,800        75,689,143
   1.750%, 01/15/28.............................................................          49,200        65,807,837
   3.625%, 04/15/28.............................................................          58,700       125,354,641
   2.500%, 01/15/29.............................................................          48,800        70,556,622
   3.875%, 04/15/29.............................................................          59,400       130,825,060
                                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS.................................................                     1,984,337,551
                                                                                                   ---------------

                                                                                       SHARES
                                                                                   -------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
   BlackRock Liquidity Funds FedFund Portfolio..................................      17,320,830        17,320,830
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,753,402,457)^^......................................................                   $ 2,001,658,381
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                      --------------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                      --------------------------------------------------------
                                         LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                      ------------    -------------   -------   --------------
U.S. Treasury Obligations..........             --   $1,984,337,551      --     $1,984,337,551
Temporary Cash Investments.........   $ 17,320,830               --      --         17,320,830
                                      ------------   --------------     ---     --------------
TOTAL..............................   $ 17,320,830   $1,984,337,551      --     $2,001,658,381
                                      ============   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
MUNICIPAL BONDS -- (98.9%)
ALABAMA -- (0.4%)
Alabama Water Pollution Control
Authority (RB) Series B
   2.000%, 08/15/14.............................................................   $       5,255   $     5,356,947
                                                                                                   ---------------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B (NATL-RE)
   5.000%, 12/01/14.............................................................           3,440         3,854,451
City of Anchorage (GO) Series F
   (NATL-RE FGIC)
   4.250%, 09/01/13.............................................................           2,385         2,529,269
                                                                                                   ---------------
TOTAL ALASKA....................................................................                         6,383,720
                                                                                                   ---------------
ARIZONA -- (4.8%)
Arizona School Facilities Board (RB)
   5.000%, 01/01/15.............................................................           1,125         1,269,371
Arizona State Transportation Board (RB)
   5.000%, 07/01/13.............................................................           8,000         8,507,920
   5.000%, 07/01/14.............................................................           4,815         5,332,420
City of Phoenix (GO) Series A 5.000%, 07/01/14..................................           7,975         8,825,853
City of Scottsdale (GO)
   5.000%, 07/01/14.............................................................           2,500         2,763,550
Maricopa County Community College District (GO) Series A
   4.000%, 07/01/13.............................................................           5,000         5,258,850
Maricopa County Unified School District (GO) (AGM)
   5.000%, 07/01/13.............................................................           6,800         7,230,712
Phoenix Civic Improvement Corp. (RB) (AMBAC)
   5.000%, 07/01/14.............................................................           4,000         4,391,280
Salt River Project Agricultural Improvement & Power District (RB) Series A
   5.000%, 01/01/14.............................................................           7,000         7,612,430
   5.000%, 01/01/15.............................................................           4,430         4,998,502
Salt River Project Agricultural Improvement & Power District (RB) Series B
   4.000%, 12/01/14.............................................................           3,190         3,501,184
   4.000%, 01/01/16.............................................................           5,000         5,641,650

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
ARIZONA -- (Continued)
Scottsdale Municipal Property Corp. (RB)
   5.000%, 07/01/13.............................................................   $       3,070   $     3,263,103
Town of Gilbert (GO)
   5.000%, 07/01/14.............................................................           3,600         3,965,796
                                                                                                   ---------------
TOTAL ARIZONA...................................................................                        72,562,621
                                                                                                   ---------------
CALIFORNIA -- (0.8%)
California State Department of Water Resources (RB) Series A
   5.125%, 05/01/12.............................................................           1,900         1,942,085
California State Economic Recovery (GO) (ETM) Series A (NATL-RE)
   5.000%, 07/01/12.............................................................           3,915         3,992,165
California State Economic Recovery (GO) Series A (NATL-RE)
   5.000%, 07/01/12.............................................................           4,485         4,573,220
Los Angeles Unified School District (GO) Series E (AMBAC)
   5.750%, 07/01/12.............................................................           2,000         2,045,680
                                                                                                   ---------------
TOTAL CALIFORNIA................................................................                        12,553,150
                                                                                                   ---------------
COLORADO -- (0.3%)
City of Aurora (GO)
   5.000%, 12/01/14.............................................................           4,515         5,068,449
                                                                                                   ---------------
CONNECTICUT -- (3.0%)
Connecticut State (GO)
   5.000%, 03/15/12.............................................................           5,000         5,027,950
Connecticut State (GO) Series A
   5.000%, 04/15/13.............................................................           4,000         4,224,000
Connecticut State (GO) Series A (NATL-RE)
   5.000%, 03/01/13.............................................................           3,855         4,048,945
Connecticut State (GO) Series B (NATL-RE)
   5.000%, 12/01/12.............................................................           4,000         4,155,960
   5.000%, 12/01/13.............................................................           5,000         5,418,400
Connecticut State (GO) Series C
   5.000%, 12/01/13.............................................................           5,700         6,176,976
   5.000%, 12/01/15.............................................................           4,000         4,648,480
Connecticut State (GO) Series E
   5.500%, 11/15/12.............................................................           3,300         3,437,610

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
CONNECTICUT -- (Continued)
Connecticut State Econonmic Recovery (GO) Series D
   5.000%, 01/01/14.............................................................   $       3,500   $     3,804,080
Hartford County Metropolitan District (GO) Series A
   4.000%, 07/15/15.............................................................           3,900         4,363,437
                                                                                                   ---------------
TOTAL CONNECTICUT...............................................................                        45,305,838
                                                                                                   ---------------
DELAWARE -- (1.9%)
City of Wilmington (GO) Series A
   5.000%, 12/01/14.............................................................           2,625         2,934,986
Delaware State (GO)
   5.000%, 08/01/12.............................................................          11,370        11,643,562
Delaware State (GO) Series B
   5.000%, 02/01/12.............................................................           5,000         5,000,000
Delaware Transportation Authority (RB) Series A
   5.000%, 07/01/15.............................................................           3,480         3,987,314
   5.000%, 07/01/15.............................................................           4,270         4,892,481
                                                                                                   ---------------
TOTAL DELAWARE..................................................................                        28,458,343
                                                                                                   ---------------
FLORIDA -- (2.9%)
Broward County (GO)
   5.000%, 01/01/14.............................................................           5,000         5,439,450
Florida State Board of Education (GO) Series 2006C
   5.000%, 06/01/12.............................................................           2,935         2,981,226
Florida State Board of Education (GO) Series B
   5.000%, 06/01/16.............................................................           2,500         2,941,075
Florida State Board of Education (GO) Series B (ST GTD)
   5.250%, 06/01/13.............................................................           3,700         3,939,945
Florida State Board of Education (GO) Series C
   5.000%, 06/01/15.............................................................           6,440         7,337,800
Florida State Board of Education (GO) Series D
   5.000%, 06/01/13.............................................................          13,085        13,895,616
Florida State Board of Education (GO) Series E
   5.000%, 06/01/12.............................................................           3,000         3,047,250
Florida State Board of Education (GO) Series H (AGM)
   5.250%, 06/01/12.............................................................           4,650         4,727,050
                                                                                                   ---------------
TOTAL FLORIDA...................................................................                        44,309,412
                                                                                                   ---------------

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
GEORGIA -- (4.3%)
De Kalb County School
District (GO) (ST AID
WITHHLDG)
   5.000%, 02/01/12.............................................................   $      21,330   $    21,330,000
Georgia State (GO) Series C
   5.500%, 07/01/12.............................................................           8,400         8,585,304
Georgia State (GO) Series D
   5.000%, 08/01/12.............................................................           7,100         7,270,826
Georgia State (GO) Series G
   5.000%, 10/01/12.............................................................           8,000         8,256,800
Henry County School District (GO) Series A (ST AID WITHHLDG)
   5.000%, 04/01/13.............................................................          14,000        14,768,740
Private Colleges & Universities Authority (RB) Series A
   4.750%, 09/01/12.............................................................           4,450         4,566,590
                                                                                                   ---------------
TOTAL GEORGIA...................................................................                        64,778,260
                                                                                                   ---------------
HAWAII -- (3.3%)
City & County of Honolulu (GO) Series A (NATL-RE)
   5.000%, 07/01/13.............................................................           1,445         1,540,341
City & County of Honolulu (GO) Series B (FSA)
   5.250%, 07/01/15.............................................................           4,220         4,858,359
City & County of Honolulu (GO) Series C (NATL-RE)
   5.000%, 07/01/12.............................................................           5,000         5,098,800
Hawaii State (GO) Series CY (AGM)
   5.750%, 02/01/13.............................................................           4,750         5,007,355
Hawaii State (GO) Series DE (NATL-RE)
   5.000%, 10/01/12.............................................................           3,340         3,445,410
Hawaii State (GO) Series DG (AMBAC)
   5.000%, 07/01/13.............................................................           6,000         6,394,140
   5.000%, 07/01/15.............................................................          15,945        18,251,923
Hawaii State (GO) Series DT
   4.000%, 11/01/14.............................................................           4,950         5,411,637
                                                                                                   ---------------
TOTAL HAWAII....................................................................                        50,007,965
                                                                                                   ---------------
ILLINOIS -- (1.4%)
Chicago Park District (GO) Series A (FGIC)
   5.250%, 01/01/13.............................................................           4,935         5,159,394

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
ILLINOIS -- (Continued)
City of Chicago (GO) Series A (AGM)
   5.000%, 01/01/13.............................................................   $       8,150   $     8,456,277
Cook County (GO) Series D (AMBAC)
   5.250%, 11/15/12.............................................................           2,000         2,074,960
Du Page Cook & Will Counties Community College District No. 502 (GO)
   5.000%, 06/01/16.............................................................           5,000         5,900,850
                                                                                                   ---------------
TOTAL ILLINOIS..................................................................                        21,591,481
                                                                                                   ---------------
KENTUCKY -- (0.7%)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series B
   5.000%, 05/15/15.............................................................           9,415        10,651,190
                                                                                                   ---------------
MARYLAND -- (3.0%)
Baltimore County (GO)
   5.000%, 02/01/12.............................................................           1,700         1,700,000
   5.000%, 02/01/14.............................................................           4,750         5,189,612
Maryland State (GO)
   5.250%, 02/15/12.............................................................           5,000         5,008,600
   5.500%, 08/01/13.............................................................           6,000         6,468,660
Maryland State (GO) Series B
   5.000%, 02/15/13.............................................................          14,000        14,691,880
Maryland State (GO) Series C
   5.000%, 03/01/16.............................................................           1,000         1,176,090
Maryland State Department of Transportation (RB)
   5.000%, 11/01/13.............................................................           4,120         4,453,638
Montgomery County (GO) Series A
   5.000%, 08/01/12.............................................................           5,990         6,134,119
                                                                                                   ---------------
TOTAL MARYLAND..................................................................                        44,822,599
                                                                                                   ---------------
MASSACHUSETTS -- (3.1%)
City of Boston (GO) Series A
   5.000%, 04/01/14.............................................................           4,650         5,102,352
Commonwealth of Massachusetts (GO) (Series D)
   5.500%, 11/01/14.............................................................           4,585         5,202,324
Commonwealth of Massachusetts (GO) Series A
   5.000%, 08/01/14.............................................................           4,800         5,332,272

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series C (GO OF CMNWLTH)
   5.500%, 11/01/15.............................................................   $       2,200   $     2,588,674
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC GO OF CMNWLTH)
   5.500%, 11/01/14.............................................................           5,000         5,673,200
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
   5.500%, 11/01/12.............................................................             910           946,136
   5.500%, 11/01/13.............................................................           7,550         8,225,574
Commonwealth of Massachusetts (RB) Series A
   5.500%, 12/15/13.............................................................           9,450        10,341,608
University of Massachusetts Building Authority (RB) Series 1 (AMBAC)
   5.250%, 11/01/13.............................................................           3,490         3,790,978
                                                                                                   ---------------
TOTAL MASSACHUSETTS.............................................................                        47,203,118
                                                                                                   ---------------
MICHIGAN -- (2.4%)
Michigan Municipal Bond Authority (RB)
   5.000%, 10/01/13.............................................................           3,240         3,480,311
   5.500%, 10/01/13.............................................................          15,085        16,328,457
Michigan State (GO)
   5.500%, 12/01/13.............................................................          10,000        10,860,600
University of Michigan (RB) Series C
   2.000%, 04/01/13.............................................................           4,840         4,926,200
                                                                                                   ---------------
TOTAL MICHIGAN..................................................................                        35,595,568
                                                                                                   ---------------
MINNESOTA -- (4.9%)
Chaska Independent School District No. 112 (GO) Series A (SD CRED PROG)
   4.000%, 02/01/15.............................................................           5,740         6,296,723
City of Minneapolis (GO)
   3.000%, 12/01/15.............................................................           8,700         9,420,099
City of Minneapolis (GO) Series A
   3.000%, 12/01/12.............................................................           5,200         5,321,212
City of Minneapolis (GO) Series B
   4.000%, 12/01/15.............................................................           8,830         9,935,693
Minnesota Public Facilities
Authority (RB) Series B
   5.000%, 03/01/14.............................................................           5,800         6,343,866

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
MINNESOTA -- (Continued)
Minnesota State (GO)
   5.250%, 11/01/12.............................................................   $       8,000   $     8,300,320
   5.000%, 08/01/14.............................................................           2,000         2,225,480
Minnesota State (GO) Series H
   5.000%, 11/01/14.............................................................          15,000        16,846,200
   5.000%, 11/01/15.............................................................           5,000         5,807,300
Washington County (GO) Series A
   5.000%, 02/01/15.............................................................           3,275         3,696,787
                                                                                                   ---------------
TOTAL MINNESOTA.................................................................                        74,193,680
                                                                                                   ---------------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series A
   5.375%, 12/01/12.............................................................           3,350         3,490,164
                                                                                                   ---------------
MISSOURI -- (0.2%)
Missouri State (GO) Series A
   5.000%, 10/01/13.............................................................           2,600         2,799,160
                                                                                                   ---------------
NEBRASKA -- (0.4%)
University of Nebraska Facilities Corp. (RB)
   5.000%, 07/15/16.............................................................           5,220         6,174,059
                                                                                                   ---------------
NEVADA -- (1.2%)
Nevada State (GO)
   5.000%, 06/01/13.............................................................          12,990        13,732,119
Nevada State (GO) (NATL-RE FGIC)
   5.000%, 12/01/13.............................................................           1,400         1,507,268
Nevada State (GO) Series A
   5.000%, 02/01/12.............................................................           2,000         2,000,000
                                                                                                   ---------------
TOTAL NEVADA....................................................................                        17,239,387
                                                                                                   ---------------
NEW JERSEY -- (2.8%)
Livingston Township (GO)
   3.000%, 01/15/16.............................................................           1,335         1,443,549
   3.000%, 01/15/17.............................................................           1,810         1,982,565
Monmouth County (GO)
   4.250%, 09/15/12.............................................................           5,115         5,242,926
New Jersey State (GO)
   5.250%, 08/01/12.............................................................           8,400         8,609,496
   5.000%, 04/01/13.............................................................           3,900         4,114,656
   5.000%, 06/01/13.............................................................           5,940         6,310,478
   5.000%, 06/01/14.............................................................           4,600         5,085,208
   5.000%, 08/01/14.............................................................           4,000         4,429,840

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
NEW JERSEY -- (Continued)
New Jersey State (GO) Series M
(AMBAC)
   5.500%, 07/15/14.............................................................   $       4,000   $     4,471,800
                                                                                                   ---------------
TOTAL NEW JERSEY................................................................                        41,690,518
                                                                                                   ---------------
NEW MEXICO -- (0.8%)
New Mexico State (GO)
   5.000%, 03/01/12.............................................................          10,260        10,298,680
New Mexico State (RB) Series A
   5.000%, 07/01/13.............................................................           2,000         2,131,680
                                                                                                   ---------------
TOTAL NEW MEXICO................................................................                        12,430,360
                                                                                                   ---------------
NEW YORK -- (7.0%)
City of New York (GO) Series A
   5.000%, 08/01/14.............................................................           7,865         8,743,363
City of New York (GO) Series A-1
   5.000%, 08/01/14.............................................................           2,500         2,779,200
City of New York (GO) Series B
   5.000%, 08/01/15.............................................................          10,000        11,448,200
City of New York (GO) Series E
   5.000%, 08/01/13.............................................................           6,475         6,922,358
City of New York (GO) Series H
   5.000%, 08/01/12.............................................................           3,000         3,071,430
City of New York (GO) Series I
   5.000%, 08/01/14.............................................................           4,000         4,446,720
Long Beach City School District (GO) (ST AID WITHHLDG)
   3.000%, 05/01/16.............................................................           3,740         4,061,416
New York State (GO) Series A
   2.000%, 03/01/12.............................................................             805           806,167
   3.500%, 03/15/12.............................................................           1,755         1,761,897
New York State (GO) Series C
   3.000%, 02/01/14.............................................................           4,655         4,893,289
   3.000%, 02/01/15.............................................................           3,010         3,225,937
New York State Dormitory Authority (RB) (GO OF UNIV)
   5.000%, 07/01/13.............................................................           4,590         4,898,264
New York State Dormitory Authority (RB) Series A
   5.000%, 03/15/16.............................................................          20,000        23,412,600
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/14.............................................................           7,500         8,213,025
Suffolk County (GO) Series A
   4.000%, 04/01/16.............................................................           1,035         1,156,737
   3.000%, 05/15/16.............................................................           3,325         3,585,680

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
NEW YORK -- (Continued)
Suffolk County (GO) Series B
   3.000%, 10/15/16.............................................................   $      2,000    $     2,164,020
Suffolk County (GO) Series B (AGM)
   5.250%, 05/01/16.............................................................           3,315         3,888,429
Suffolk County (GO) Series C
   4.000%, 10/15/15.............................................................           5,890         6,527,946
                                                                                                   ---------------
TOTAL NEW YORK..................................................................                       106,006,678
                                                                                                   ---------------
NORTH CAROLINA -- (3.1%)
City of Charlotte (GO) Series B
   5.000%, 06/01/16.............................................................           2,335         2,765,551
Guilford County (GO) Series C
   5.000%, 10/01/12.............................................................           8,040         8,298,084
Mecklenburg County (GO) Series B
   2.000%, 03/01/16.............................................................           5,000         5,262,900
Mecklenburg County (GO) Series C
   5.000%, 02/01/14.............................................................           5,680         6,205,684
North Carolina State (GO) Series A
   5.500%, 03/01/14.............................................................           3,000         3,320,220
North Carolina State (GO) Series B
   5.000%, 04/01/16.............................................................           7,350         8,663,739
Sanford Enterprise (RB) Series A
   5.000%, 06/01/15.............................................................           2,540         2,850,363
Wake County (GO)
   4.500%, 03/01/13.............................................................           7,800         8,165,274
Wake County (GO) Series C
   5.000%, 03/01/15.............................................................           1,400         1,595,412
                                                                                                   ---------------
TOTAL NORTH CAROLINA............................................................                        47,127,227
                                                                                                   ---------------
OHIO -- (4.3%)
City of Cincinnati School District (GO) (AGM)
   5.000%, 06/01/12.............................................................           2,995         3,042,081
   5.000%, 12/01/13.............................................................          11,730        12,718,370
City of Columbus (GO) Series 2
   5.000%, 07/01/13.............................................................           3,000         3,198,390
   5.000%, 07/01/14.............................................................           4,605         5,110,399
City of Columbus (GO) Series A
   5.000%, 06/15/12.............................................................           3,875         3,944,440
City of Columbus (GO) Series D
   5.000%, 12/15/13.............................................................             575           624,703

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
OHIO -- (Continued)
City of Mason School District (GO)
(NATL-RE FGIC)
   5.000%, 12/01/15.............................................................   $       2,000   $     2,300,480
Ohio State (GO)
   5.500%, 11/01/12.............................................................           8,615         8,956,412
   5.000%, 05/01/14.............................................................           5,000         5,505,050
   5.000%, 11/01/15.............................................................           2,425         2,803,834
Ohio State (GO) Series C
   5.000%, 09/15/14.............................................................           3,105         3,466,888
   5.000%, 08/01/15.............................................................           4,000         4,586,760
Ohio State (GO) Series D
   5.000%, 09/15/14.............................................................           3,800         4,242,890
Ohio State University (RB) Series A
   4.000%, 12/01/15.............................................................           1,000         1,120,390
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/16.............................................................           3,080         3,646,474
                                                                                                   ---------------
TOTAL OHIO......................................................................                        65,267,561
                                                                                                   ---------------
OREGON -- (1.4%)
City of Portland (GO) Series A
   4.000%, 06/01/15.............................................................           2,000         2,209,740
Jackson County School District No. 5 (GO) (NATL-RE FGIC SCH BD GTY)
   5.000%, 06/15/15.............................................................           1,965         2,240,002
Multnomah County (GO)
   5.000%, 10/01/14.............................................................           5,490         6,128,267
Portland Community College District (GO)
   5.000%, 06/15/14.............................................................           7,410         8,195,386
Washington County School District No. 15 Forest Grove (GO) (AGM SCH BD GTY)
   5.250%, 06/15/15.............................................................           1,555         1,776,012
                                                                                                   ---------------
TOTAL OREGON....................................................................                        20,549,407
                                                                                                   ---------------
PENNSYLVANIA -- (2.1%)
Commonwealth of Pennsylvania (GO) First Series (NATL-RE)
   5.250%, 02/01/13.............................................................           5,755         6,039,412
Commonwealth of Pennsylvania (GO) Series A
   5.000%, 02/15/14.............................................................           9,000         9,837,540
   5.000%, 02/15/16.............................................................           7,420         8,677,022
   5.000%, 05/01/16.............................................................           2,025         2,384,782

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Third Series
   5.000%, 09/01/12.............................................................   $       2,800   $     2,878,400
University of Pittsburgh of the Commonwealth System of Higher Education (RB)
   Series B (GO OF UNIV)
   5.000%, 09/15/15.............................................................           1,850         2,126,427
                                                                                                   ---------------
TOTAL PENNSYLVANIA..............................................................                        31,943,583
                                                                                                   ---------------
RHODE ISLAND -- (0.9%)
Rhode Island State & Providence Plantations (GO) Series B (NATL-RE)
   5.000%, 08/01/12.............................................................           5,200        5,323,032
   5.000%, 08/01/13.............................................................           4,700        5,022,561
Rhode Island State & Providence Plantations (GO) Series C (AGM)
   5.000%, 02/15/15.............................................................           3,385        3,798,275
                                                                                                   ---------------
TOTAL RHODE ISLAND..............................................................                        14,143,868
                                                                                                   ---------------
SOUTH CAROLINA -- (1.9%)
Beaufort County School District (GO) Series A (SCSDE)
   5.000%, 03/01/14.............................................................           5,505        6,007,992
Beaufort County School
District (GO) Series B (SCSDE)
   5.000%, 03/01/14.............................................................           2,795        3,050,379
Richland County School
District No. 2 (GO) Series C (SCSDE)
   5.000%, 02/01/16.............................................................           6,330        7,362,233
South Carolina State (GO) Series A
   4.000%, 06/01/15.............................................................           6,000        6,675,300
York County School District No. 3 (GO) Series B (SCSDE)
   5.000%, 03/01/15.............................................................           4,770        5,434,175
                                                                                                   ---------------
TOTAL SOUTH CAROLINA............................................................                        28,530,079
                                                                                                   ---------------
TENNESSEE -- (1.7%)
Hamilton County (GO)
   5.000%, 03/01/12.............................................................           5,095        5,114,412
   3.000%, 03/01/13.............................................................           1,550        1,596,360
Knox County (GO)
   5.500%, 04/01/14.............................................................           6,300        6,970,446

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
TENNESSEE -- (Continued)
Shelby County (GO)
   5.000%, 04/01/14.............................................................   $       8,345   $     9,134,020
Tennessee State (GO) Series A
   5.000%, 05/01/14.............................................................           3,000         3,308,730
                                                                                                   ---------------
TOTAL TENNESSEE.................................................................                        26,123,968
                                                                                                   ---------------
TEXAS -- (18.5%)
Arlington Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/14.............................................................           5,885         6,431,422
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/14.............................................................           6,895         7,670,481
Carrollton-Farmers Branch Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/16.............................................................           6,570         7,697,281
City of Dallas (GO)
   5.000%, 02/15/14.............................................................           4,585         5,011,680
   5.000%, 02/15/14.............................................................           8,770         9,586,136
   5.000%, 02/15/15.............................................................           2,440         2,760,640
   5.000%, 02/15/15.............................................................          11,800        13,362,084
City of Dallas (GO) Series A
   5.000%, 02/15/16.............................................................           2,530         2,958,607
City of Dallas (RB) (AMBAC)
   5.000%, 10/01/12.............................................................          13,985        14,431,122
   5.000%, 10/01/13.............................................................           7,605         8,194,159
City of Frisco (GO) (NATL-RE FGIC)
   5.250%, 02/15/16.............................................................           1,175         1,384,679
City of Houston (GO) Series A
   4.000%, 03/01/16.............................................................           4,500         5,080,455
   5.000%, 03/01/16.............................................................          17,850        20,867,364
City of San Antonio Electric & Gas (RB)
   5.375%, 02/01/15.............................................................           5,975         6,818,550
City of San Antonio Electric & Gas (RB) Series A
   5.250%, 02/01/14.............................................................              90            98,606
   5.250%, 02/01/14.............................................................          12,015        13,163,874
   5.000%, 02/01/15.............................................................           3,025         3,418,462
   5.000%, 02/01/16.............................................................           2,875         3,358,661
City of San Antonio Water (RB) (NATL-RE FGIC)
   5.000%, 05/15/12.............................................................           7,000         7,096,530

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
TEXAS -- (Continued)
County of El Paso (GO) (NATL-RE)
   5.000%, 02/15/16.............................................................   $       2,490   $     2,889,172
County of Fort Bend (GO) (NATL-RE)
   5.000%, 03/01/13.............................................................           2,110         2,218,264
Dallas Area Rapid Transit (RB) (FGIC)
   5.000%, 12/01/12.............................................................          10,475        10,887,924
Dallas Waterworks & Sewer System (RB) (AMBAC)
   5.000%, 10/01/14.............................................................           9,000        10,059,030
Denton County (GO) Series A
   5.000%, 07/15/15.............................................................           3,960         4,514,638
Fort Bend Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/15.............................................................           3,000         3,444,900
Fort Worth Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/13.............................................................           8,025         8,419,830
Houston Independent School District (GO) Series A-1
   5.000%, 02/15/15.............................................................           4,000         4,503,760
Katy Independent School District (GO) Series A (PSF-GTD)
   5.000%, 02/15/12.............................................................           7,465         7,477,168
North Texas Municipal Water District (RB)
   5.000%, 09/01/14.............................................................             605           672,494
   5.000%, 06/01/16.............................................................           2,130         2,488,969
Northwest Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/15.............................................................           1,000         1,131,410
San Marcos Consolidated Independent School District (GO) (PSF-GTD)
   5.250%, 08/01/14.............................................................           3,195         3,580,093
Socorro Independent School District (GO) (PSF-GTD)
   5.250%, 08/15/14.............................................................           2,270         2,537,429
Texas A&M University (RB) Series B
   5.000%, 05/15/12.............................................................           3,975         4,029,934
Texas Public Finance Authority (GO) Series A
   5.000%, 10/01/12.............................................................           1,500         1,548,150

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
TEXAS -- (Continued)
Texas Public Finance Authority (RB) Series A
   5.000%, 01/01/14.............................................................   $       5,000   $     5,437,450
   5.000%, 07/01/15.............................................................          10,000        11,454,100
   5.000%, 01/01/16.............................................................           3,345         3,889,098
Texas State (GO)
   5.000%, 10/01/12.............................................................           3,000         3,095,280
   5.000%, 10/01/16.............................................................           5,000         5,971,550
Texas State Transportation Commission (RB)
   4.000%, 04/01/13.............................................................           1,500         1,565,175
   5.000%, 04/01/14.............................................................           5,870         6,446,375
Texas Tech University (RB) Series 12
   5.000%, 02/15/16.............................................................           2,095         2,451,737
Travis County (GO)
   5.000%, 03/01/12.............................................................           3,375         3,387,859
University of Texas (RB) Series A
   5.000%, 08/15/12.............................................................           3,500         3,590,475
   5.000%, 07/01/14.............................................................           5,250         5,800,778
University of Texas (RB) Series B
   5.250%, 08/15/12.............................................................           2,730         2,804,201
   5.250%, 08/15/13.............................................................           3,850         4,141,330
University of Texas (RB) Series D
   5.000%, 08/15/12.............................................................           1,815         1,861,918
University of Texas (RB) Series F
   5.000%, 08/15/15.............................................................           2,405         2,770,752
Williamson County (GO) (NATL-RE)
   5.000%, 02/15/14.............................................................           5,000         5,465,300
                                                                                                   ---------------
TOTAL TEXAS.....................................................................                       279,927,336
                                                                                                   ---------------
UTAH -- (1.7%)
Alpine School District (GO) (SCH BD GTY)
   3.000%, 03/15/16.............................................................           2,770         3,019,826
Salt Lake County (GO)
   5.000%, 06/15/12.............................................................          10,060        10,240,678
Utah State (GO) Series A
   5.000%, 07/01/12.............................................................           6,440         6,569,122
Utah State (GO) Series B
   4.000%, 07/01/13.............................................................           4,700         4,948,113
                                                                                                   ---------------
TOTAL UTAH......................................................................                        24,777,739
                                                                                                   ---------------
VIRGINIA -- (3.7%)
City of Norfolk (GO) Series A
   4.000%, 03/01/16.............................................................           2,000         2,260,560

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
VIRGINIA -- (Continued)
City of Richmond (GO) Series C (ST AID WITHHLDG)
   5.000%, 07/15/15.............................................................   $       5,325   $     6,076,677
Fairfax County (GO) Series A (ST AID WITHHLDG)
   5.000%, 04/01/13.............................................................           9,975        10,527,615
   5.000%, 04/01/14.............................................................           9,375        10,297,688
   4.000%, 04/01/16.............................................................           3,065         3,479,082
Loudoun County (GO) Series B
   4.000%, 11/01/12.............................................................           1,000         1,028,630
Loudoun County (GO) Series B (ST AID WITHHLDG)
   5.000%, 12/01/13.............................................................           5,285         5,737,396
Virginia Commonwealth Transportation Board (RB)
   5.000%, 09/27/12.............................................................           4,040         4,166,977
Virginia State Public School Authority (RB)
   5.250%, 08/01/13.............................................................           6,385         6,856,915
Virginia State Public School Authority (RB) Series B
   5.000%, 08/01/13.............................................................           5,505         5,891,396
                                                                                                   ---------------
TOTAL VIRGINIA..................................................................                        56,322,936
                                                                                                   ---------------
WASHINGTON -- (6.6%)
City of Seattle (GO)
   5.000%, 05/01/14.............................................................           8,300         9,124,688
City of Seattle (GO) Series B
   5.000%, 08/01/15.............................................................           7,385         8,438,027
City of Seattle Municipal Light & Power (RB) (AGM)
   5.000%, 08/01/12.............................................................           1,500         1,535,715
King County School District (GO) (NATL-RE SCH BD GTY)
   5.000%, 12/01/13.............................................................           1,500         1,628,115
King County School District No. 1 (GO) (SCH BD GTY)
   5.000%, 12/01/13.............................................................          15,000        16,281,150
King County Sewer Enterprise (RB)
   4.000%, 01/01/15.............................................................           6,595         7,221,063
   4.000%, 01/01/16.............................................................           6,510         7,305,196
Snohomish County Public Utility District No .1 (RB)
   5.000%, 12/01/15.............................................................           5,000         5,728,900

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
WASHINGTON -- (Continued)
Washington State (GO) (AGM)
   5.000%, 07/01/14.............................................................   $       5,145   $     5,708,378
Washington State (GO) Series 2010C
   5.000%, 01/01/15.............................................................           6,100         6,884,704
Washington State (GO) Series A
   5.000%, 01/01/16.............................................................           2,000         2,328,680
Washington State (GO) Series C
   5.000%, 02/01/14.............................................................           6,895         7,531,684
Washington State (GO) Series D
   5.000%, 01/01/14.............................................................           3,330         3,623,340
Washington State (GO) Series R-2010A
   5.000%, 01/01/15.............................................................          10,960        12,369,894
Washington State (GO) Series R-2011C
   4.000%, 07/01/15.............................................................           4,000         4,455,640
                                                                                                   ---------------
TOTAL WASHINGTON................................................................                       100,165,174
                                                                                                   ---------------
WEST VIRGINIA -- (0.2%)
West Virginia State (GO) (NATL-RE FGIC)
   5.000%, 06/01/12.............................................................           3,300         3,352,767
                                                                                                   ---------------
WISCONSIN -- (2.6%)
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/16.............................................................          14,075        16,536,999
Wisconsin State (GO) Series A
   4.000%, 05/01/16.............................................................           5,090         5,768,344
   5.000%, 05/01/16.............................................................           4,780         5,616,118
Wisconsin State (GO) Series A (NATL-RE FGIC)
   5.000%, 05/01/12.............................................................           6,760         6,840,444
Wisconsin State Transportation (RB) Series B (AMBAC)
   5.000%, 07/01/12.............................................................           3,775         3,849,896
                                                                                                   ---------------
TOTAL WISCONSIN.................................................................                        38,611,801
                                                                                                   ---------------
TOTAL MUNICIPAL BONDS...........................................................                     1,495,516,113
                                                                                                   ---------------

                                                                                       SHARES
                                                                                   -------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
   BlackRock Liquidity Funds MuniFund Portfolio.................................      16,943,711        16,943,711
                                                                                                   ---------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                                        VALUE+
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,481,116,706)^^......................................................                   $ 1,512,459,824

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                      -------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -------------------------------------------------------
                                        LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                      -----------   --------------   -------   --------------
Municipal Bonds....................            --   $1,495,516,113      --     $1,495,516,113
Temporary Cash Investments.........   $16,943,711               --      --         16,943,711
                                      -----------   --------------     ---     --------------
TOTAL..............................   $16,943,711   $1,495,516,113      --     $1,512,459,824
                                      ===========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

               DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
MUNICIPAL BONDS -- (97.7%)
CALIFORNIA -- (97.7%)
Anaheim Public Financing Authority (RB)
   4.500%, 08/01/13.............................................................   $         800   $       841,552
   4.000%, 08/01/14.............................................................             550           581,460
Anaheim Union High School District (GO) (AGM)
   5.000%, 08/01/13.............................................................             700           748,041
   5.000%, 08/01/14.............................................................             800           881,984
Anaheim Union High School District (GO) Series A (AGM)
   5.000%, 08/01/12.............................................................           1,275         1,305,230
Atascadero Unified School District (GO) Series A (AGM)
   3.000%, 08/01/15.............................................................             315           335,573
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/13.............................................................             775           816,904
   3.900%, 04/01/14.............................................................             900           956,646
   5.000%, 04/01/15.............................................................             495           558,271
California Educational Facilities Authority (RB)
   5.000%, 10/01/16.............................................................             700           814,345
California Educational Facilities Authority (RB) Series A
   5.000%, 04/01/13.............................................................           2,250         2,373,840
California Educational Facilities Authority (RB) Series P
   5.250%, 12/01/13.............................................................             925         1,007,325
California Educational Facilities Authority (RB) Series T-4
   5.000%, 03/15/14.............................................................           3,890         4,270,247
California Infrastructure & Economic Development Bank (RB) (AGM)
   5.250%, 07/01/13.............................................................           2,000         2,139,580
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
   5.250%, 10/01/13.............................................................           4,900         5,287,051
California State (GO)
   5.000%, 02/01/12.............................................................             600           600,000
   5.000%, 04/01/12.............................................................           1,500         1,511,220
   5.250%, 03/01/13.............................................................             850           893,818
   4.200%, 11/01/13.............................................................           1,825         1,941,472
   5.000%, 03/01/14.............................................................           2,925         3,183,336

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
   5.000%, 03/01/14.............................................................   $         800   $       870,656
   5.000%, 03/01/14.............................................................           2,850         3,101,712
   5.000%, 04/01/14.............................................................             555           605,844
   5.000%, 04/01/14.............................................................           1,750         1,910,318
   5.000%, 05/01/14.............................................................           5,075         5,556,465
   4.500%, 06/01/14.............................................................             750           814,958
   5.000%, 06/01/14.............................................................           3,065         3,365,738
   5.000%, 08/01/14.............................................................           1,480         1,634,379
   3.000%, 11/01/14.............................................................             665           704,627
   6.000%, 02/01/15.............................................................             950         1,095,264
   3.000%, 03/01/15.............................................................             500           531,485
   5.000%, 03/01/15.............................................................           3,900         4,381,728
   4.000%, 04/01/15.............................................................             700           766,780
   5.000%, 04/01/15.............................................................           1,000         1,126,480
   5.000%, 09/01/15.............................................................           1,000         1,140,230
   3.000%, 11/01/15.............................................................             500           536,085
   5.000%, 12/01/15.............................................................             700           803,747
   3.000%, 09/01/16.............................................................           1,500         1,628,985
   5.000%, 09/01/16.............................................................           2,350         2,761,508
   5.000%, 10/01/16.............................................................             590           694,849
   5.000%, 10/01/16.............................................................             795           936,279
   5.000%, 11/01/16.............................................................             400           472,120
California State (GO) (AMBAC)
   5.000%, 02/01/14.............................................................             770           836,744
   6.000%, 04/01/16.............................................................           1,265         1,523,857
California State (GO) (NATL-RE FGIC)
   5.000%, 03/01/14.............................................................           1,565         1,703,221
California State (GO) (NATL-RE)
   4.000%, 09/01/14.............................................................           1,000         1,082,010
   4.125%, 06/01/15.............................................................             200           220,612
   5.000%, 06/01/15.............................................................             310           350,808
   4.000%, 09/01/15.............................................................             500           552,585
California State (GO) Series 2
   4.000%, 09/01/15.............................................................             750           828,878
California State (GO) Series CF
   2.250%, 12/01/13.............................................................             500           509,460
California State Department of Transportation (RB) Series A (NATL-RE FGIC)
   5.000%, 02/01/15.............................................................           1,675         1,880,623
California State Department of Water Resources (RB)
   5.500%, 12/01/13.............................................................           1,075         1,175,362

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB) (NATL-RE)
   5.000%, 12/01/14.............................................................   $       1,500   $     1,693,815
California State Department of Water Resources (RB) Series A
   5.125%, 05/01/12.............................................................           1,850         1,890,978
California State Department of Water Resources (RB) Series A (AGM)
   5.250%, 05/01/12.............................................................           2,000         2,024,860
California State Department of Water Resources (RB) Series AE
   5.000%, 12/01/14.............................................................             575           649,296
California State Department of Water Resources (RB) Series L
   4.000%, 05/01/15.............................................................           2,490         2,760,738
   5.000%, 05/01/15.............................................................           3,750         4,278,038
California State Department of Water Resources (RB) Series M
   5.000%, 05/01/14.............................................................             750           827,002
   4.000%, 05/01/16.............................................................           2,250         2,564,010
California State Economic Recovery (GO) (ETM) Series A (NATL-RE)
   5.000%, 07/01/12.............................................................           1,155         1,177,765
   5.250%, 07/01/13.............................................................           1,845         1,973,763
California State Economic Recovery (GO) Series A
   5.250%, 07/01/12.............................................................             625           637,938
   5.250%, 07/01/13.............................................................             870           928,803
   5.250%, 07/01/14.............................................................              95           106,020
   5.250%, 07/01/14.............................................................           1,945         2,158,678
California State Economic Recovery (GO) Series A (NATL-RE FGIC)
   5.250%, 07/01/14.............................................................           3,445         3,823,468
California State Economic Recovery (GO) Series A (NATL-RE)
   5.000%, 07/01/12.............................................................           1,320         1,345,964
   5.250%, 07/01/13.............................................................           2,180         2,327,346
California State Public Works Board of Regents University California
  (RB) Series A
   5.000%, 03/01/14.............................................................             860           936,144

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
California State University (RB) Series A
   3.000%,11/01/12..............................................................   $         500   $       510,370
   5.000%,11/01/15..............................................................             600           689,892
California State University (RB) Series A (AGM)
   4.000%,11/01/12..............................................................             545           560,358
   4.000%,11/01/12..............................................................           1,000         1,028,180
Charter Oak Unified School District (GO) Series B (AGM)
   5.000%,07/01/13..............................................................           2,805         2,990,915
City & County of San Francisco (GO) Series 2008-R1
   5.000%,06/15/14..............................................................             500           552,615
City & County of San Francisco (GO) Series A
   5.000%,06/15/15..............................................................             750           856,845
   5.000%,06/15/15..............................................................           2,490         2,844,725
City & County of San Francisco (GO) Series A (AMBAC)
   5.000%,06/15/12..............................................................           1,600         1,627,584
City & County of San Francisco (GO) Series R1 (NATL-RE FGIC)
   5.000%,06/15/12..............................................................           3,855         3,923,658
City & County of San Francisco (GO) Series R2 (AMBAC)
   4.000%,06/15/12..............................................................             665           674,403
City & County of San Francisco Public Utilities Commission (RB)
   Series A (AGM)
   5.000%,11/01/12..............................................................           4,810         4,981,284
City & County of San Francisco Public Utilities Commission (RB)
   Series C
   5.000%,11/01/13..............................................................             525           566,937
City of Bakersfield School District (GO) Series A (AGM)
   4.000%,11/01/14..............................................................             400           428,012
City of Fairfield (RB) (AGM)
   4.250%,04/01/13..............................................................             500           522,695
City of Folsom (GO)
   4.000%,08/01/14..............................................................           1,285         1,373,485
City of Los Angeles (GO) Series A
   2.500%,09/01/13..............................................................           2,500         2,583,700
   3.000%,09/01/15..............................................................           3,000         3,207,060

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
City of Los Angeles (GO) Series A (NATL-RE FGIC)
   5.250%, 09/01/13.............................................................   $       1,000   $     1,076,700
City of Los Angeles (GO) Series A (NATL-RE)
   5.000%, 09/01/12.............................................................           1,165         1,197,340
   5.250%, 09/01/14.............................................................           1,000         1,107,880
City of Los Angeles (RB) Series A
   4.000%, 06/01/12.............................................................             815           824,055
   5.000%, 06/01/13.............................................................           1,300         1,369,992
   4.000%, 06/01/14.............................................................             520           556,046
City of Vernon (RB) Series A
   3.500%, 08/01/12.............................................................           1,550         1,574,878
   5.250%, 08/01/14.............................................................           1,300         1,384,955
Contra Costa Community College District (GO) (NATL-RE FGIC)
   5.000%, 08/01/13.............................................................           1,905         2,036,616
   5.000%, 08/01/14.............................................................           1,985         2,191,003
Contra Costa Water District (RB) Series B
   4.000%, 10/01/14.............................................................          10,000        10,876,800
Cupertino Union School District (GO) Series B
   4.000%, 08/01/15.............................................................           1,260         1,401,901
Desert Sands Unified School District (GO) (AGM)
   5.000%, 06/01/14.............................................................           3,275         3,622,870
   5.000%, 06/01/14.............................................................             600           663,732
East Bay Regional Park District (GO)
   4.000%, 09/01/13.............................................................           1,375         1,454,571
El Camino Community College District (GO) Series A (NATL-RE)
   5.000%, 08/01/13.............................................................           1,600         1,712,304
   5.000%, 08/01/13.............................................................           2,915         3,119,604
   5.000%, 08/01/13.............................................................           3,060         3,274,781
El Monte Union High School District (GO) Series A (FSA)
   5.000%, 06/01/13.............................................................           2,185         2,321,278
Escondido Union School District (GO) Series A (AGM)
   5.000%, 08/01/12.............................................................           3,045         3,117,197
Escondido Union School District (GO) Series B (NATL-RE FGIC)
   5.500%, 08/01/14.............................................................             550           612,414

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
Fairfield-Suisun Unified School District Financing Corp. (GO)
   2.500%, 08/01/16.............................................................   $         750   $       786,818
Folsom Cordova Unified School District School Facilities
   Improvement District No. 4 (GO) Series A (NATL-RE)
   5.000%, 10/01/16.............................................................             550           632,588
Foothill-De Anza Community College District (GO) Series B
   5.250%, 08/01/13.............................................................           2,000         2,147,820
   5.250%, 08/01/13.............................................................           3,675         3,946,619
Gilroy Public Facilities Financing Authority (RB)
   4.000%, 11/01/14.............................................................             400           433,308
Glendale Unified School District (GO)
   4.000%, 09/01/15.............................................................           1,160         1,281,997
Grossmont Union High School District (GO) (NATL-RE)
   4.000%, 08/01/13.............................................................             500           526,870
   5.000%, 08/01/15.............................................................           1,160         1,322,818
Hacienda La Puente Unified School District (GO) Series B (AGM)
   5.000%, 08/01/13.............................................................           4,340         4,641,239
Hemet Unified School District (GO) Series A (AGM)
   5.750%, 08/01/14.............................................................             500           559,815
   5.625%, 08/01/15.............................................................             355           412,574
Huntington Beach Public Financing Authority (RB)
   3.000%, 09/01/16.............................................................             950         1,029,924
Kern High School District (GO) Series C (NATL-RE FGIC)
   5.500%, 08/01/14.............................................................             650           712,751
Long Beach Bond Finance Authority (TAN) (AMBAC)
   5.375%, 08/01/12.............................................................           1,585         1,625,116
Long Beach Unified School District (GO)
   4.000%, 08/01/12.............................................................             500           509,410
Long Beach Unified School District (GO) Series A
   5.000%, 08/01/13.............................................................           2,500         2,671,575
   4.000%, 08/01/14.............................................................           2,335         2,517,971
   5.000%, 08/01/14.............................................................           1,000         1,103,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO) Series A (AGM)
   5.250%, 08/01/13.............................................................   $         825   $       882,890
   5.250%, 08/01/14.............................................................           4,000         4,430,320
Los Angeles Community College District (GO) Series F-1
   3.250%, 08/01/14.............................................................           2,300         2,437,724
   3.000%, 08/01/15.............................................................             500           534,080
Los Angeles County Metropolitan Transportation Authority (RB)
   3.000%, 07/01/13.............................................................           1,750         1,815,468
Los Angeles County Metropolitan Transportation Authority (RB) (AMBAC)
   5.000%, 07/01/14.............................................................             500           554,750
Los Angeles County Metropolitan Transportation Authority (RB) Series A
   3.000%, 07/01/12.............................................................           3,340         3,378,544
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (AGM)
   5.000%, 10/01/12.............................................................           5,000         5,159,850
Los Angeles Department of Water & Power (RB) Series A
   5.000%, 07/01/14.............................................................           1,715         1,895,795
Los Angeles Municipal Improvement Corp. (RB) Series A
   4.000%, 11/01/14.............................................................           2,770         2,960,105
Los Angeles Municipal Improvement Corp. (RB) Series A (NATL-RE)
   5.250%, 06/01/12.............................................................           1,050         1,065,320
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 09/01/13.............................................................             730           753,725
Los Angeles Municipal Improvement Corp. (RB) Series E
   5.000%, 09/01/14.............................................................             690           751,934
Los Angeles Unified School District (GO) (NATL-RE)
   5.500%, 07/01/12.............................................................             800           817,448
   5.750%, 07/01/14.............................................................           2,045         2,299,868
   5.750%, 07/01/15.............................................................             770           901,123

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A (FGIC)
   6.000%, 07/01/13.............................................................   $         400   $       431,604
Los Angeles Unified School District (GO) Series A (NATL-RE)
   5.250%, 07/01/12.............................................................           3,600         3,674,808
Los Angeles Unified School District (GO) Series B (AMBAC)
   4.000%, 07/01/13.............................................................             950           998,346
Los Angeles Unified School District (GO) Series C (AMBAC)
   5.000%, 07/01/12.............................................................           1,000         1,019,760
Los Angeles Wastewater System (RB) Series A
   4.000%, 06/01/12.............................................................           1,000         1,012,610
   5.000%, 06/01/14.............................................................           2,000         2,203,600
Los Angeles Wastewater System (RB) Series C (NATL-RE)
   5.375%, 06/01/13.............................................................             600           640,068
Madera County Transportation Authority (RB) (AGM)
   3.000%, 03/01/15.............................................................           1,020         1,075,304
Manteca Unified School District (GO) (AGM)
   5.250%, 08/01/14.............................................................             500           559,995
Metropolitan Water District of Southern California (RB) Series C
   4.000%, 10/01/15.............................................................             900         1,008,900
Mount San Antonio Community College District (GO) Series C (AGM)
   4.000%, 09/01/14.............................................................             750           805,320
Mountain View-Whisman School District (GO) Series D (NATL-RE)
   5.000%, 06/01/12.............................................................           1,480         1,518,051
Oak Park Unified School District (GO) Series A
   4.000%, 08/01/14.............................................................             600           642,084
Orange County (RB) Series A (NATL-RE)
   5.000%, 06/01/12.............................................................             730           741,600
   5.000%, 06/01/15.............................................................           2,000         2,250,660
Orange County Public Financing Authority (RB) (NATL-RE)
   5.000%, 07/01/16.............................................................           3,000         3,501,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
Oxnard School District (GO) (AGM)
   5.000%, 08/01/12.............................................................   $         610   $       624,433
Oxnard School District (GO) Series B (ASSURED GTY)
   4.000%, 08/01/14.............................................................             500           533,920
Pasadena Unified School District (GO) (AGM)
   5.000%, 11/01/12.............................................................           2,000         2,071,220
Peralta Community College District (GO)
   5.000%, 08/01/12.............................................................             550           562,958
Peralta Community College District (GO) Series C
   4.000%, 08/01/14.............................................................             500           535,580
   5.000%, 08/01/15.............................................................             585           658,926
Piedmont Unified School District (GO)
   2.000%, 08/01/13.............................................................             725           742,378
   2.000%, 08/01/14.............................................................             340           346,749
Rancho Santiago Community College District (GO)
   3.000%, 09/01/15.............................................................           1,195         1,277,479
Sacramento County Sanitation District (GO) (AMBAC)
   5.000%, 12/01/14.............................................................           3,790         4,270,534
Sacramento County Sanitation District (RB) (NATL-RE)
   5.000%, 08/01/14.............................................................             750           826,072
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/14.............................................................           1,000         1,107,520
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
   5.250%, 05/01/13.............................................................             795           840,856
San Diego Public Facilities Financing Authority (RB) Series A
   2.750%, 05/15/12.............................................................           1,655         1,667,131
   4.500%, 05/15/14.............................................................           1,415         1,541,642
San Diego Public Facilities Financing Authority (RB) Series B
   5.000%, 05/15/14.............................................................           1,000         1,100,830
   5.000%, 05/15/16.............................................................           1,250         1,476,988

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities
Financing Authority Water Revenue (RB) Series A
   5.000%, 08/01/16.............................................................   $       6,200   $     7,341,296
San Diego Unified School District (GO) Series F (AGM)
   5.000%, 07/01/14.............................................................           1,555         1,726,066
San Francisco Community College District (GO) Series C
   3.000%, 06/15/14.............................................................             930           972,501
San Jose Unified School District (GO) (NATL-RE FGIC)
   5.000%, 08/01/12.............................................................           5,000         5,118,800
   5.000%, 08/01/14.............................................................             510           564,136
San Juan Unified School District (GO) (AGM)
   4.000%, 08/01/14.............................................................             625           671,238
   4.000%, 08/01/15.............................................................             600           657,324
San Marino Unified School District (GO) Series A
   5.250%, 07/01/14.............................................................             500           551,250
San Mateo County Community College District (GO) Series A
   4.500%, 09/01/13.............................................................           2,000         2,129,820
Santa Clara Unified School District (GO)
   4.000%, 07/01/13.............................................................             915           961,171
Solano County Community College District (GO) (NATL-RE)
   5.000%, 08/01/15.............................................................             940         1,056,381
Sonoma County (RB) Series A (NATL-RE FGIC)
   4.000%, 09/01/12.............................................................           1,950         1,992,646
Southern California Public Power Authority (RB) Series A (AMBAC)
   5.000%, 07/01/13.............................................................           1,545         1,647,403
Southwestern Community College District (GO) Series B (NATL-RE FGIC)
   5.250%, 08/01/12.............................................................             750           767,798
Stockton Unified School District (GO) (AGM)
   4.000%, 08/01/12.............................................................             700           713,104
Torrance Unified School District (GO)
   4.000%, 08/01/13.............................................................             830           874,604

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
University of California (RB) Series E (NATL-RE)
   5.000%, 05/15/13.............................................................   $       1,560   $     1,653,007
   5.000%, 05/15/14.............................................................           3,180         3,504,455
University of California (RB) Series J (NATL-RE)
   5.000%, 05/15/12.............................................................             450           456,192
University of California (RB) Series K (NATL-RE)
   5.000%, 05/15/12.............................................................             500           506,880
University of California (RB) Series O
   5.000%, 05/15/14.............................................................           3,275         3,601,256
Visalia Unified School District (GO)
   4.000%, 08/01/12.............................................................             500           508,730
Vista Unified School District (GO) (AGM)
   4.000%, 08/01/15.............................................................           1,000         1,100,600
Washington Township Health Care District (GO) Series A
   6.500%, 08/01/14.............................................................             750           849,780
William S Hart Joint School Financing Authority (RB) (AMBAC)
   5.000%, 09/01/12.............................................................             900           919,044
                                                                                                   ---------------
TOTAL MUNICIPAL BONDS...........................................................                       325,292,118
                                                                                                   ---------------

                                                                                       SHARES
                                                                                   -------------
TEMPORARY CASH INVESTMENTS -- (2.3%)
   BlackRock Liquidity Funds
MuniFund Portfolio.............................................................       7,756,109         7,756,109
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $326,634,748)^^........................................................                   $   333,048,227
                                                                                                   ===============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                       VALUATION INPUTS
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                      --------------------------------------------------
                                        LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
                                      ----------   ------------   -------   ------------
Municipal Bonds....................           --   $325,292,118      --     $325,292,118
Temporary Cash Investments.........   $7,756,109             --      --        7,756,109
                                      ----------   ------------     ---     ------------
TOTAL..............................   $7,756,109   $325,292,118      --     $333,048,227
                                      ==========   ============     ===     ============

               See accompanying Notes to Schedules of Investments.

            DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Alhambra Unified School
District (GO) Series A (ASSURED GTY)
   5.250%, 08/01/18.............................................................   $         250   $       294,915
Amador County Unified School District (GO)
   4.000%, 08/01/19.............................................................             385           430,384
Azusa Unified School District (GO)
   5.000%, 07/01/21.............................................................             425           529,333
Baldwin Park Unified School District (GO) (AGM)
   5.000%, 08/01/17.............................................................             100           115,593
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/15.............................................................             150           169,173
California Educational Facilities Authority (RB)
   5.000%, 10/01/16.............................................................             500           581,675
California State (GO)
   4.500%, 03/01/15.............................................................             200           221,678
   5.000%, 10/01/16.............................................................             100           117,771
   5.000%, 11/01/16.............................................................             150           177,045
   4.250%, 08/01/17.............................................................             100           115,594
   4.000%, 09/01/17.............................................................           1,910         2,185,479
   5.500%, 04/01/19.............................................................             125           155,941
   5.000%, 09/01/21.............................................................             365           450,691
   5.250%, 09/01/22.............................................................             150           188,448
California State Department of Water Resources (RB) Series M
   4.000%, 05/01/19.............................................................             455           536,222
California State Economic Recovery (GO) Series A
   4.400%, 07/01/18.............................................................             410           489,048
California State University (RB) Series A
   5.000%, 11/01/15.............................................................             400           459,928
California State University (RB) Series C (AGM)
   5.000%, 11/01/22.............................................................             100           120,804
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/21.............................................................             470           594,931
City of El Monte School District (GO) Series A (ASSURED GTY)
   5.000%, 08/01/15.............................................................             175           198,657

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
City of Long Beach (RB) Series B
   5.000%, 05/15/19.............................................................   $         250   $       305,520
City of Los Angeles (GO) Series A
   4.000%, 09/01/18.............................................................             530           613,411
City of Riverside Water Revenue (RB) Series A
   5.000%, 10/01/18.............................................................             300           361,464
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
   5.000%, 11/01/15.............................................................             175           201,638
Colton Joint Unified School District (GO) Series C (NATL-RE FGIC)
   5.000%, 02/01/15.............................................................             140           155,558
Contra Costa Unified School District (GO) Series B
   6.000%, 08/01/20.............................................................             300           377,292
Cupertino Union School District (GO) Series A
   4.000%, 08/01/17.............................................................             275           319,798
El Dorado Irrigation District & El Dorado Water Agency (CP) Series A (ASSURED
   GTY)
   4.000%, 08/01/16.............................................................             530           586,652
Escondido Union School District (GO) Series B (NATL-RE FGIC)
   5.000%, 08/01/15.............................................................             450           509,837
   5.000%, 08/01/16.............................................................             200           232,774
Folsom Cordova Unified School District School Facilities Improvement District
   No. 4 (GO)
Series A (NATL-RE)
   5.000%, 10/01/16.............................................................             500           575,080
Grossmont Union High School District (GO) Series A
   5.000%, 08/01/18.............................................................             200           242,474
Jurupa Unified School District (GO) (AGM)
   4.000%, 08/01/18.............................................................             235           259,870
Liberty Union High School District (GO)
   4.000%, 08/01/21.............................................................             500           572,130

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation Authority (RB)
   5.000%, 07/01/17.............................................................   $         525   $       637,193
Los Angeles Unified School District (GO) (NATL-RE)
   5.750%, 07/01/15.............................................................             125           146,286
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/18.............................................................             125           152,243
Merced Union High School District (GO) Series A (ASSURED GTY)
   4.000%, 08/01/18.............................................................             250           275,345
Montebello Unified School District (GO)
   5.000%, 08/01/20.............................................................             250           300,533
Mount Diablo Unified School District (GO)
   3.250%, 08/01/19.............................................................             500           544,390
Oakland Joint Powers Financing Authority (RB) Series B (ASSURED GTY)
   4.500%, 08/01/18.............................................................             500           556,435
Orange County Sanitation District (CP) Series B (AGM)
   5.000%, 02/01/15.............................................................             300           336,639
Oxnard Union High School District (GO) Series A (AGM)
   4.000%, 08/01/15.............................................................             245           268,496
Peralta Community College District (GO)
   5.000%, 08/01/17.............................................................             100           117,700
Porterville Unified School District Facilities Improvement District (GO)
   Series B (AGM)
   5.000%, 08/01/18.............................................................             450           527,350
   5.000%, 08/01/19.............................................................             100           118,037
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/20.............................................................             500           631,095
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/17.............................................................             125           149,615
Sacramento Unified School District (GO)
   5.000%, 07/01/18.............................................................             125           150,542

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
CALIFORNIA -- (Continued)
San Bernardino County Flood Control District (RB) (AMBAC)
   5.500%, 08/01/15.............................................................   $         100   $       114,377
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
   5.000%, 05/15/15.............................................................             250           284,480
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
   5.000%, 08/01/16.............................................................             400           473,632
San Diego Public Facilities Financing Authority Water Revenue (RB) Series B
   3.750%, 08/01/15.............................................................             250           275,182
Saugus/Hart School Facilities Financing Authority (RB) Series B
   5.000%, 09/01/15.............................................................             300           331,248
Sequoia Union High School District (GO) Series A
   4.000%, 07/01/16.............................................................             360           409,327
Southern California Public Power Authority (RB)
   5.000%, 07/01/18.............................................................             250           304,315
West Contra Costa Unified School District (GO) (ASSURED GTY)
   5.000%, 08/01/17.............................................................             175           203,971
Western Riverside County Regional Wastewater Authority (RB) (ASSURED GTY)
   5.000%, 09/01/19.............................................................             250           300,930
                                                                                                   ---------------
TOTAL MUNICIPAL BONDS...........................................................                        21,056,169
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $20,627,594)^^.........................................................                   $    21,056,169
                                                                                                   ===============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                     VALUATION INPUTS
                                      ---------------------------------------------
                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------------
                                      LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                      -------   -----------   -------   -----------
Municipal Bonds....................     --      $21,056,169      --     $21,056,169
Temporary Cash Investments.........     --               --      --              --
                                       ---      -----------     ---     -----------
TOTAL..............................     --      $21,056,169      --     $21,056,169
                                       ===      ===========     ===     ===========

               See accompanying Notes to Schedules of Investments.

                    DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
AGENCY OBLIGATIONS -- (3.0%)
Federal Farm Credit Bank
   4.875%, 12/16/15.............................................................   $       1,935   $     2,236,471
Federal Home Loan Bank
  #3.625%, 10/18/13.............................................................           8,500         8,971,368
Federal Home Loan Mortgage Corporation
  #4.875%, 11/15/13.............................................................           4,000         4,322,932
  #4.750%, 11/17/15.............................................................           5,000         5,762,275
   5.125%, 10/18/16.............................................................           5,000         5,936,390
Federal National Mortgage Association
   1.375%, 11/15/16.............................................................           7,000         7,149,870
   4.875%, 12/15/16.............................................................           5,000         5,917,580
Tennessee Valley Authority
   6.000%, 03/15/13.............................................................           4,000         4,259,012
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                        44,555,898
                                                                                                   ---------------
BONDS -- (90.3%)
3M Co.
   4.375%, 08/15/13.............................................................           7,000         7,430,584
ACE INA Holdings, Inc.
  #5.600%, 05/15/15.............................................................           3,567         4,037,673
  #2.600%, 11/23/15.............................................................           4,000         4,132,368
Adobe Systems, Inc.
   3.250%, 02/01/15.............................................................           3,000         3,162,381
Aflac, Inc.
   3.450%, 08/15/15.............................................................           1,875         1,973,985
African Development Bank
   3.000%, 05/27/14.............................................................           7,000         7,389,620
Agence Francaise de Developpement SA
   2.250%, 05/22/12.............................................................           2,000         2,006,582
Air Products & Chemicals, Inc.
   2.000%, 08/02/16.............................................................          11,950        12,350,839
Allstate Corp. (The)
  #7.500%, 06/15/13.............................................................           2,100         2,253,718
   6.200%, 05/16/14.............................................................           5,000         5,576,560
American Express Credit Corp.
   5.875%, 05/02/13.............................................................           1,000         1,057,564
   7.300%, 08/20/13.............................................................           3,800         4,137,083
  #2.800%, 09/19/16.............................................................           6,500         6,647,264
Ameriprise Financial, Inc.
   5.650%, 11/15/15.............................................................           2,000         2,267,936
Amgen, Inc.
   4.850%, 11/18/14.............................................................           5,569         6,130,333
Analog Devices, Inc.
   5.000%, 07/01/14.............................................................           1,500         1,643,740

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Anheuser-Busch Cos., Inc.
   5.000%, 01/15/15.............................................................   $       2,000   $     2,204,842
   5.050%, 10/15/16.............................................................           5,303         6,112,190
AON Corp.
   3.500%, 09/30/15.............................................................           3,000         3,138,675
Appalachian Power Co.
   5.650%, 08/15/12.............................................................             600           614,576
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.............................................................             800           852,486
Arizona Public Service Co.
   6.500%, 03/01/12.............................................................             600           602,719
Arrow Electronics, Inc.
   6.875%, 07/01/13.............................................................           3,000         3,214,671
Asian Development Bank
  #2.625%, 02/09/15.............................................................           8,000         8,482,216
Assurant, Inc.
   5.625%, 02/15/14.............................................................           3,000         3,134,901
AT&T, Inc.
   6.700%, 11/15/13.............................................................           3,700         4,080,896
   2.500%, 08/15/15.............................................................           6,000         6,269,460
  #2.400%, 08/15/16.............................................................           1,000         1,037,470
Austria Government International Bond
   3.250%, 06/25/13.............................................................           5,000         5,172,000
   1.750%, 06/17/16.............................................................           3,000         2,980,533
AutoZone, Inc.
   5.875%, 10/15/12.............................................................           1,760         1,815,331
Avnet, Inc.
   6.000%, 09/01/15.............................................................           2,000         2,180,906
Baltimore Gas & Electric Co.
   6.125%, 07/01/13.............................................................           3,750         4,014,791
Bank Nederlandse Gemeenten NV
   2.750%, 07/01/15.............................................................           5,000         5,182,500
Bank of New York Mellon Corp. (The)
   4.950%, 11/01/12.............................................................           2,500         2,583,428
   4.300%, 05/15/14.............................................................           2,000         2,151,892
  #2.950%, 06/18/15.............................................................           6,314         6,631,619
Bank of Nova Scotia
   2.375%, 12/17/13.............................................................           7,000         7,227,101
  #3.400%, 01/22/15.............................................................           2,000         2,123,270
   2.900%, 03/29/16.............................................................          10,000        10,360,660
Barclays Bank P.L.C.
  #5.450%, 09/12/12.............................................................           6,700         6,859,748
   5.200%, 07/10/14.............................................................           2,000         2,106,486
Barrick Gold Finance Co.
   4.875%, 11/15/14.............................................................           5,000         5,461,235

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Baxter International, Inc.
   1.800%,03/15/13..............................................................   $       2,750   $     2,786,080
   4.000%,03/01/14..............................................................           3,600         3,847,010
BB&T Corp.
   3.850%,07/27/12..............................................................             500           508,066
   3.375%,09/25/13..............................................................           3,650         3,784,981
   5.700%,04/30/14..............................................................           6,000         6,573,000
Belgium Government International Bond
   4.250%,09/03/13..............................................................           1,000         1,025,400
   2.750%,03/05/15..............................................................           2,000         1,976,726
Bemis Co., Inc.
   5.650%,08/01/14..............................................................           2,000         2,164,152
Berkshire Hathaway Finance Corp.
   4.850%,01/15/15..............................................................           5,000         5,581,735
Berkshire Hathaway, Inc.
  #2.200%,08/15/16..............................................................           5,000         5,168,180
BHP Billiton Finance USA, Ltd.
  #5.125%,03/29/12..............................................................             600           604,538
   5.500%,04/01/14..............................................................           2,000         2,208,310
Black Hills Corp.
   6.500%,05/15/13..............................................................           1,500         1,580,740
BlackRock, Inc.
   2.250%,12/10/12..............................................................           1,865         1,889,564
  #3.500%,12/10/14..............................................................           6,500         6,985,108
BNP Paribas SA
   3.250%,03/11/15..............................................................           4,000         3,976,772
Boeing Co. (The)
   1.875%,11/20/12..............................................................           3,500         3,534,052
BP Capital Markets P.L.C.
   3.750%,06/17/13..............................................................           2,500         2,583,875
   5.250%,11/07/13..............................................................           3,000         3,231,912
   3.125%,10/01/15..............................................................           5,700         6,043,773
Bristol-Myers Squibb Co.
 #5.250%,08/15/13...............................................................           6,531         7,007,495
British Columbia, Province of Canada
   2.850%,06/15/15..............................................................           4,000         4,261,088
Brown-Forman Corp.
   5.000%,02/01/14..............................................................           1,510         1,623,711
Burlington Northern Santa Fe LLC
   5.900%,07/01/12..............................................................           1,100         1,120,916
Caisse d'Amortissement de la Dette Sociale
   3.500%,07/01/14..............................................................           5,800         6,092,900
   2.375%,03/31/16..............................................................           5,000         5,074,500
Campbell Soup Co.
   4.875%,10/01/13..............................................................           3,100         3,309,659

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Canada Government International Bond
   2.375%, 09/10/14.............................................................   $       5,000   $     5,263,565
Canadian National Railway Co.
   4.400%, 03/15/13.............................................................           3,450         3,584,750
Canadian Natural Resources, Ltd.
   5.150%, 02/01/13.............................................................           3,000         3,123,558
Capital One Financial Corp.
   6.250%, 11/15/13.............................................................           1,200         1,287,133
   7.375%, 05/23/14.............................................................           3,000         3,335,598
Caterpillar Financial Services Corp.
   6.200%, 09/30/13.............................................................           5,096         5,556,449
   4.750%, 02/17/15.............................................................           1,500         1,656,489
   2.650%, 04/01/16.............................................................           4,000         4,226,176
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13.............................................................           1,470         1,578,862
Charles Schwab Corp. (The)
  #4.950%, 06/01/14.............................................................           9,992        10,881,058
Cisco Systems, Inc.
   1.625%, 03/14/14.............................................................           8,750         8,943,865
Citigroup, Inc.
   6.000%, 02/21/12.............................................................           1,100         1,103,021
   5.300%, 10/17/12.............................................................           2,000         2,054,602
   6.500%, 08/19/13.............................................................           3,000         3,181,635
Coca-Cola Co. (The)
   1.500%, 11/15/15.............................................................           5,325         5,453,977
Coca-Cola Refreshments USA, Inc.
   7.375%, 03/03/14.............................................................           2,100         2,388,496
Colgate-Palmolive Co.
   5.980%, 04/25/12.............................................................           1,000         1,012,329
Comcast Cable Communications Holdings, Inc.
  #8.375%, 03/15/13.............................................................           2,300         2,493,292
Comcast Corp.
   5.300%, 01/15/14.............................................................           1,000         1,079,811
Comerica, Inc.
   3.000%, 09/16/15.............................................................           2,000         2,067,484
Commonwealth Bank of Australia
   2.500%, 12/10/12.............................................................           1,400         1,424,035
  #2.700%, 11/25/14.............................................................           2,000         2,101,464
Computer Sciences Corp.
   5.000%, 02/15/13.............................................................           1,500         1,535,625
Consolidated Edison Co. of New York, Inc.
  #3.850%, 06/15/13.............................................................             600           621,324

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Constellation Energy Group, Inc.
   4.550%, 06/15/15.............................................................   $       4,000   $     4,323,892
Council of Europe Development Bank
   4.500%, 06/30/14.............................................................           2,000         2,161,480
   2.750%, 02/10/15.............................................................           6,000         6,230,604
COX Communications, Inc.
   7.125%, 10/01/12.............................................................           1,400         1,461,069
Credit Suisse New York AG
   5.000%, 05/15/13.............................................................           8,400         8,720,838
Credit Suisse USA, Inc.
   5.125%, 01/15/14.............................................................             500           525,808
CSX Corp.
  #5.500%, 08/01/13.............................................................             500           533,532
CVS Caremark Corp.
  #4.875%, 09/15/14.............................................................           3,500         3,842,794
Daimler Finance North America LLC
   6.500%, 11/15/13.............................................................           5,000         5,431,760
Dell, Inc.
   4.700%, 04/15/13.............................................................             600           626,635
   1.400%, 09/10/13.............................................................           5,000         5,034,175
   5.625%, 04/15/14.............................................................           3,000         3,280,581
Detroit Edison Co. (The)
   6.400%, 10/01/13.............................................................             600           651,472
Deutsche Bank AG
   4.875%, 05/20/13.............................................................           1,100         1,138,556
   3.875%, 08/18/14.............................................................           3,200         3,330,234
Deutsche Telekom International Finance BV
   5.250%, 07/22/13.............................................................           1,500         1,577,642
  #4.875%, 07/08/14.............................................................           1,000         1,068,625
Development Bank of Japan
   2.875%, 04/20/15.............................................................           2,000         2,111,600
Devon Energy Corp.
   5.625%, 01/15/14.............................................................           1,100         1,203,182
Diageo Capital P.L.C.
   5.200%, 01/30/13.............................................................             600           628,270
   7.375%, 01/15/14.............................................................           2,535         2,857,424
Diageo Finance BV
   3.250%, 01/15/15.............................................................           5,000         5,318,985
DIRECTV Holdings LLC
   4.750%, 10/01/14.............................................................           3,000         3,238,809
   3.550%, 03/15/15.............................................................           2,000         2,088,986
Dominion Resources, Inc.
   5.000%, 03/15/13.............................................................             600           627,823
   1.950%, 08/15/16.............................................................          11,000        11,186,549
Dover Corp.
   4.875%, 10/15/15.............................................................           6,000         6,807,702

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Dow Chemical Co. (The)
   6.000%, 10/01/12.............................................................   $       2,000   $     2,071,324
Dr. Pepper Snapple Group, Inc.
  #2.900%, 01/15/16.............................................................          12,029        12,596,468
DTE Energy Co.
   7.625%, 05/15/14.............................................................           1,000         1,135,274
Duke Energy Corp.
   3.950%, 09/15/14.............................................................           1,070         1,147,889
Duke Energy Ohio, Inc.
   5.700%, 09/15/12.............................................................             450           463,905
E.I. Du Pont de Nemours & Co.
5.875%, 01/15/14...............................................................              516           566,364
  #3.250%, 01/15/15.............................................................           6,000         6,428,076
Eastman Chemical Co.
  #3.000%, 12/15/15.............................................................           4,000         4,086,416
Eaton Corp.
   5.950%, 03/20/14.............................................................             600           658,455
eBay, Inc.
   0.875%, 10/15/13.............................................................           7,200         7,261,675
   1.625%, 10/15/15.............................................................           2,300         2,339,618
Eksportfinans ASA
   3.000%, 11/17/14.............................................................           3,900         3,643,318
  #5.500%, 05/25/16.............................................................           8,400         8,155,384
Emerson Electric Co.
   5.625%, 11/15/13.............................................................             905           980,989
Enbridge Energy Partners LP
   4.750%, 06/01/13.............................................................             800           832,217
EnCana Holdings Finance Corp.
   5.800%, 05/01/14.............................................................           1,500         1,627,238
Energy Transfer Partners LP
   6.000%, 07/01/13.............................................................           2,250         2,390,522
Enterprise Products Operating LLC
  #7.625%, 02/15/12.............................................................           1,500         1,502,972
   9.750%, 01/31/14.............................................................             600           691,012
   5.000%, 03/01/15.............................................................           1,000         1,091,576
EOG Resources, Inc.
   6.125%, 10/01/13.............................................................           1,500         1,623,212
   2.950%, 06/01/15.............................................................           5,000         5,230,790
   2.500%, 02/01/16.............................................................           2,549         2,651,398
Eurofima
   4.250%, 02/04/14.............................................................           3,000         3,157,200
European Bank for Reconstruction & Development
  #2.750%, 04/20/15.............................................................           2,000         2,102,120
European Investment Bank
   3.125%, 06/04/14.............................................................           4,000         4,181,080
   2.750%, 03/23/15.............................................................           3,000         3,151,200

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Export Development Canada
  #2.250%, 05/28/15.............................................................   $       1,000   $     1,053,309
   1.250%, 10/26/16.............................................................           3,000         3,059,745
Express Scripts, Inc.
   5.250%, 06/15/12.............................................................           1,500         1,523,704
Fifth Third Bancorp
   6.250%, 05/01/13.............................................................           1,000         1,054,934
   3.625%, 01/25/16.............................................................          10,675        11,126,574
France Telecom SA
   4.375%, 07/08/14.............................................................           3,350         3,569,140
  #2.125%, 09/16/15.............................................................           5,000         5,065,795
General Dynamics Corp.
  #4.250%, 05/15/13.............................................................             500           524,488
General Electric Capital Corp.
   4.800%, 05/01/13.............................................................           1,000         1,047,515
   3.750%, 11/14/14.............................................................           3,000         3,189,948
   2.250%, 11/09/15.............................................................           2,000         2,055,604
  #2.950%, 05/09/16.............................................................           4,000         4,177,808
General Electric Co.
  #5.000%, 02/01/13.............................................................           8,700         9,075,710
General Mills, Inc.
   6.000%, 02/15/12.............................................................             421           421,734
Goldman Sachs Group, Inc. (The)
   5.250%, 04/01/13.............................................................           3,000         3,110,952
  #6.000%, 05/01/14.............................................................           1,200         1,290,544
  #5.125%, 01/15/15.............................................................           4,100         4,349,161
Goodrich Corp.
   6.290%, 07/01/16.............................................................           4,000         4,728,220
Google, Inc.
  #2.125%, 05/19/16.............................................................          14,700        15,386,416
Hartford Financial Services Group, Inc.
  #4.625%, 07/15/13.............................................................           2,652         2,700,216
   4.000%, 03/30/15.............................................................           2,000         2,035,696
Hershey Co. (The)
   4.850%, 08/15/15.............................................................             500           557,594
Hess Corp.
  #7.000%, 02/15/14.............................................................           3,100         3,433,631
Hewlett-Packard Co.
   1.250%, 09/13/13.............................................................           4,550         4,538,498
  #6.125%, 03/01/14.............................................................           4,100         4,467,979
   2.200%, 12/01/15.............................................................           3,000         3,016,668
Howard Hughes Medical Institute
   3.450%, 09/01/14.............................................................           1,285         1,368,371
HSBC Finance Corp.
  #4.750%, 07/15/13.............................................................           3,000         3,078,336
   5.500%, 01/19/16.............................................................           2,000         2,139,772
Husky Energy, Inc.
   5.900%, 06/15/14.............................................................           4,600         5,045,183

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
ICI Wilmington, Inc.
   5.625%, 12/01/13.............................................................   $       1,000   $     1,056,947
Intel Corp.
  #1.950%, 10/01/16.............................................................          12,000        12,439,368
Inter-American Development Bank
   1.625%, 07/15/13.............................................................           3,000         3,039,804
International Bank for Reconstruction & Development
   5.500%, 11/25/13.............................................................           2,000         2,181,200
   2.375%, 05/26/15.............................................................           2,000         2,115,822
   1.000%, 09/15/16.............................................................           2,000         2,022,458
International Business Machines Corp.
   2.100%, 05/06/13.............................................................           3,355         3,421,429
International Finance Corp.
   2.750%, 04/20/15.............................................................           3,000         3,188,658
Japan Finance Corp.
   2.125%, 11/05/12.............................................................           2,000         2,022,428
   2.250%, 07/13/16.............................................................           5,000         5,162,475
John Deere Capital Corp.
   7.000%, 03/15/12.............................................................           1,600         1,612,874
   1.875%, 06/17/13.............................................................           6,725         6,843,004
  #2.000%, 01/13/17.............................................................           4,000         4,127,576
Johnson & Johnson
   2.150%, 05/15/16.............................................................           2,000         2,103,854
Johnson Controls, Inc.
   4.875%, 09/15/13.............................................................           1,000         1,057,566
JPMorgan Chase & Co.
   4.650%, 06/01/14.............................................................           4,000         4,291,008
  #3.400%, 06/24/15.............................................................           2,500         2,610,168
  #3.150%, 07/05/16.............................................................           5,000         5,076,205
KeyCorp
  #6.500%, 05/14/13.............................................................           1,500         1,592,571
Kimberly-Clark Corp.
   5.000%, 08/15/13.............................................................             400           425,620
Kinder Morgan Energy Partners LP
   7.125%, 03/15/12.............................................................             500           503,455
   5.850%, 09/15/12.............................................................             600           617,811
   5.000%, 12/15/13.............................................................           2,000         2,115,822
   3.500%, 03/01/16.............................................................           8,000         8,415,872
Kingdom of Denmark
   0.875%, 02/19/13.............................................................           5,600         5,630,811
Kommunalbanken AS
   2.750%, 05/05/15.............................................................           4,000         4,158,496
   2.375%, 01/19/16.............................................................           1,500         1,554,300
Kommuninvest I Sverige AB
   5.375%, 07/03/12.............................................................           5,600         5,698,974

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
Koninklijke Philips Electronics NV
  #7.250%, 08/15/13.............................................................   $       1,500   $     1,611,195
Kraft Foods, Inc.
  #6.250%, 06/01/12.............................................................           1,267         1,288,862
Kreditanstalt fur Wiederaufbau AG
   1.250%, 10/26/15.............................................................           4,000         4,037,124
   2.625%, 02/16/16.............................................................           5,000         5,307,545
   2.000%, 06/01/16.............................................................           1,000         1,039,133
Kroger Co. (The)
  #5.500%, 02/01/13.............................................................           1,800         1,877,767
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
   2.250%, 07/15/16.............................................................           7,800         7,950,696
Landwirtschaftliche Rentenbank AG
  #4.125%, 07/15/13.............................................................           3,600         3,773,866
   3.125%, 07/15/15.............................................................           4,000         4,255,532
   2.500%, 02/15/16.............................................................           5,000         5,240,870
Lowe's Cos, Inc.
   5.000%, 10/15/15.............................................................          10,000        11,255,690
Manitoba, Province of Canada
   2.625%, 07/15/15.............................................................           8,000         8,441,888
Marriott International, Inc.
   4.625%, 06/15/12.............................................................           1,100         1,112,388
Marsh & McLennan Cos., Inc.
   6.250%, 03/15/12.............................................................             600           603,427
McKesson Corp.
   6.500%, 02/15/14.............................................................           1,600         1,766,482
Medtronic, Inc.
   4.500%, 03/15/14.............................................................           1,100         1,188,416
   3.000%, 03/15/15.............................................................           6,500         6,929,312
Merck & Co., Inc.
   4.750%, 03/01/15.............................................................           3,000         3,347,211
MetLife, Inc.
   5.375%, 12/15/12.............................................................             600           624,806
  #5.500%, 06/15/14.............................................................           2,081         2,278,439
  #5.000%, 06/15/15.............................................................           5,000         5,598,960
   6.750%, 06/01/16.............................................................           3,000         3,541,254
Microsoft Corp.
   2.500%, 02/08/16.............................................................          11,000        11,723,272
Municipality Finance P.L.C.
   2.375%, 05/16/16.............................................................          10,000        10,335,000
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15.............................................................           3,400         3,546,441
National Australia Bank, Ltd.
  #5.350%, 06/12/13.............................................................           2,000         2,086,018
   3.375%, 07/08/14.............................................................           3,000         3,173,703

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
National City Corp.
  #4.900%, 01/15/15.............................................................   $       6,273   $     6,869,399
National Rural Utilities Cooperative Finance Corp.
   7.250%, 03/01/12.............................................................           3,400         3,417,935
Nederlandse Waterschapsbank NV
   3.000%, 03/17/15.............................................................           3,000         3,108,900
Nestle Holdings, Inc.
   2.125%, 03/12/14.............................................................           6,500         6,714,818
Network Rail Infrastructure Finance P.L.C
   1.250%, 08/31/16.............................................................           4,600         4,609,016
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13.............................................................           1,350         1,373,184
NIBC Bank NV
   2.800%, 12/02/14.............................................................           3,000         3,131,235
Nisource Finance Corp.
   6.150%, 03/01/13.............................................................             455           479,400
Nomura Holdings, Inc.
   5.000%, 03/04/15.............................................................           3,000         3,098,682
Nordic Investment Bank
   2.500%, 07/15/15.............................................................           5,000         5,257,755
   2.250%, 03/15/16.............................................................           6,000         6,309,780
Nordstrom, Inc.
   6.750%, 06/01/14.............................................................           1,000         1,138,959
Northern States Power Co.
   8.000%, 08/28/12.............................................................             800           832,799
Northern Trust Corp.
   5.500%, 08/15/13.............................................................           2,000         2,140,764
Northrop Grumman Corp.
   3.700%, 08/01/14.............................................................           1,500         1,584,358
Novartis Capital Corp.
   2.900%, 04/24/15.............................................................           2,200         2,359,317
Nucor Corp.
  #4.875%, 10/01/12.............................................................           4,200         4,305,588
Occidental Petroleum Corp.
   1.450%, 12/13/13.............................................................           4,355         4,429,989
   2.500%, 02/01/16.............................................................           5,361         5,694,406
Oesterreichische Kontrollbank AG
   1.750%, 10/05/15.............................................................           1,900         1,899,244
   2.000%, 06/03/16.............................................................           3,800         3,807,661
ONEOK Partners LP
   5.900%, 04/01/12.............................................................             600           604,443
   6.150%, 10/01/16.............................................................           9,732        11,280,225
Ontario Electricity Financial Corp.
   7.450%, 03/31/13.............................................................           1,000         1,074,926

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Ontario, Province of Canada
   2.700%,06/16/15..............................................................   $      10,700   $    11,250,879
   2.300%,05/10/16..............................................................           5,000         5,204,625
Oracle Corp.
   3.750%,07/08/14..............................................................           5,100         5,497,468
  #5.250%,01/15/16..............................................................           4,000         4,631,340
PACCAR, Inc.
   6.875%,02/15/14..............................................................           1,500         1,685,403
Pacific Gas & Electric Co.
   4.800%,03/01/14..............................................................           1,900         2,049,355
Packaging Corp. of America
   5.750%,08/01/13..............................................................             800           841,297
PepsiCo, Inc.
   0.875%,10/25/13..............................................................             800           804,202
  #3.750%,03/01/14..............................................................           1,500         1,592,397
Petro-Canada
   4.000%,07/15/13..............................................................             680           706,794
Philip Morris International, Inc.
   4.875%,05/16/13..............................................................           6,450         6,788,212
   6.875%,03/17/14..............................................................           3,800         4,297,895
Pitney Bowes, Inc.
   4.625%,10/01/12..............................................................             800           819,065
   3.875%,06/15/13..............................................................           5,000         5,160,045
  #4.750%,01/15/16..............................................................           3,000         3,147,222
Plains All American Pipeline LP
   4.250%,09/01/12..............................................................           4,170         4,244,264
PNC Funding Corp.
   5.400%,06/10/14..............................................................             500           543,702
Potash Corp. of Saskatchewan, Inc.
   3.750%,09/30/15..............................................................           3,000         3,233,046
PPG Industries, Inc.
  #1.900%,01/15/16..............................................................           3,845         3,857,973
PPL Energy Supply LLC
   6.300%,07/15/13..............................................................             600           639,636
   5.400%,08/15/14..............................................................             900           972,454
Praxair, Inc.
   6.375%,04/01/12..............................................................           1,200         1,211,225
  #2.125%,06/14/13..............................................................           3,040         3,098,730
  #4.375%,03/31/14..............................................................           1,500         1,613,868
Principal Financial Group, Inc.
   7.875%,05/15/14..............................................................             760           844,723
Procter & Gamble Co. (The)
  #4.950%,08/15/14..............................................................           2,000         2,223,870
  #1.800%,11/15/15..............................................................           5,000         5,195,830
Prudential Financial, Inc.
   5.800%,06/15/12..............................................................           2,150         2,176,084
   5.100%,09/20/14..............................................................           2,365         2,566,562
   3.000%,05/12/16..............................................................           6,500         6,651,827

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
PSEG Power LLC
  #5.000%, 04/01/14.............................................................   $       1,000   $     1,072,604
Quest Diagnostics, Inc.
   5.450%, 11/01/15.............................................................           1,000         1,121,989
Questar Corp.
   2.750%, 02/01/16.............................................................           9,390         9,636,854
Qwest Corp.
   7.500%, 10/01/14.............................................................           5,458         6,044,735
Rabobank Nederland NV
   4.200%, 05/13/14.............................................................           6,000         6,269,232
   2.125%, 10/13/15.............................................................          16,465        16,433,963
Raytheon Co.
   1.625%, 10/15/15.............................................................           3,000         3,057,156
Republic of Finland
   2.250%, 03/17/16.............................................................           7,000         7,366,100
Reynolds American, Inc.
   7.250%, 06/01/13.............................................................           1,000         1,068,837
  #7.625%, 06/01/16.............................................................           1,187         1,423,613
Rio Tinto Finance USA, Ltd.
   2.500%, 05/20/16.............................................................           8,347         8,689,127
  #2.250%, 09/20/16.............................................................           3,000         3,105,582
Royal Bank of Canada
  #2.100%, 07/29/13.............................................................           4,500         4,595,242
   2.300%, 07/20/16.............................................................           5,500         5,621,952
Ryder System, Inc.
   5.000%, 06/15/12.............................................................             900           912,804
   6.000%, 03/01/13.............................................................             600           628,955
Safeway, Inc.
   5.800%, 08/15/12.............................................................             500           512,144
   5.625%, 08/15/14.............................................................           1,000         1,085,276
Sara Lee Corp.
   3.875%, 06/15/13.............................................................           4,200         4,356,513
Saskatchewan, Province of Canada
   7.375%, 07/15/13.............................................................           9,000         9,836,739
Scottish Power, Ltd.
  #5.375%, 03/15/15.............................................................           3,000         3,205,956
Shell International Finance BV
  #3.100%, 06/28/15.............................................................           3,000         3,234,516
Societe Financement de l'Economie Francaise
   3.375%, 05/05/14.............................................................           2,000         2,080,480
   2.875%, 09/22/14.............................................................           3,000         3,098,400
Southern California Edison Co.
  #5.750%, 03/15/14.............................................................             800           885,283
Southern Power Co.
   4.875%, 07/15/15.............................................................           2,000         2,208,484
Southwest Airlines Co.
  #5.250%, 10/01/14.............................................................           3,000         3,217,512

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Spectra Energy Capital LLC
   5.668%, 08/15/14.............................................................   $       1,500   $     1,632,560
St. Jude Medical, Inc.
   2.200%, 09/15/13.............................................................           1,500         1,526,716
   3.750%, 07/15/14.............................................................           2,000         2,118,898
State Street Corp.
   4.300%, 05/30/14.............................................................           5,500         5,908,243
  #2.875%, 03/07/16.............................................................           6,000         6,279,834
SunTrust Banks, Inc.
   5.250%, 11/05/12.............................................................           3,100         3,170,376
Svensk Exportkredit AB
   3.250%, 09/16/14.............................................................           5,000         5,240,985
   2.125%, 07/13/16.............................................................          10,000        10,015,630
Tampa Electric Co.
   6.375%, 08/15/12.............................................................             600           617,538
Target Corp.
   4.000%, 06/15/13.............................................................           1,000         1,046,076
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.............................................................           3,000         3,202,113
Telstra Corp., Ltd.
   6.375%, 04/01/12.............................................................           1,750         1,766,656
Texas Instruments, Inc.
   2.375%, 05/16/16.............................................................           9,247         9,695,165
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15.............................................................           1,300         1,382,562
Time Warner Cable, Inc.
  #5.400%, 07/02/12.............................................................           1,300         1,325,533
   6.200%, 07/01/13.............................................................           3,300         3,542,771
TJX Cos., Inc.
  #4.200%, 08/15/15.............................................................           1,575         1,729,822
Total Capital SA
   5.000%, 05/22/12.............................................................           5,900         5,978,057
  #3.125%, 10/02/15.............................................................           5,000         5,357,350
Toyota Motor Credit Corp.
   2.800%, 01/11/16.............................................................          10,500        11,015,602
Transatlantic Holdings, Inc.
   5.750%, 12/14/15.............................................................           1,000         1,076,935
TransCanada PipeLines, Ltd.
   4.000%, 06/15/13.............................................................           1,400         1,454,421
  #3.400%, 06/01/15.............................................................           6,000         6,370,026
Travelers Cos., Inc. (The)
   5.500%, 12/01/15.............................................................           8,500         9,665,469
U.S. Bancorp
  #2.000%, 06/14/13.............................................................           3,000         3,059,472
  #3.150%, 03/04/15.............................................................           3,000         3,172,197
UBS AG
  #2.250%, 08/12/13.............................................................           5,000         5,020,995
   3.875%, 01/15/15.............................................................           3,500         3,602,977

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Unilever Capital Corp.
   3.650%, 02/15/14.............................................................   $       1,650   $     1,753,316
   2.750%, 02/10/16.............................................................           9,080         9,693,000
Union Bank NA
   3.000%, 06/06/16.............................................................          12,000        12,264,564
United Technologies Corp.
   # 4.875%, 05/01/15...........................................................             900         1,009,758
UnitedHealth Group, Inc.
   # 4.750%, 02/10/14...........................................................           3,390         3,625,466
   5.000%, 08/15/14.............................................................           3,400         3,699,571
Unum Group
   7.125%, 09/30/16.............................................................           9,400        10,847,572
Valero Energy Corp.
   6.875%, 04/15/12.............................................................           3,750         3,793,695
   4.500%, 02/01/15.............................................................           2,000         2,150,788
Veolia Environnement SA
   5.250%, 06/03/13.............................................................             800           839,777
Verizon Communications, Inc.
   4.350%, 02/15/13.............................................................           2,600         2,699,759
   5.550%, 02/15/16.............................................................           3,000         3,480,036
   # 2.000%, 11/01/16...........................................................           6,000         6,122,712
Vodafone Group P.L.C.
   # 2.875%, 03/16/16...........................................................           3,000         3,162,804
Wal-Mart Stores, Inc.
   2.875%, 04/01/15.............................................................           5,900         6,285,553
   2.800%, 04/15/16.............................................................           8,000         8,587,000
Walt Disney Co. (The)
   # 4.700%, 12/01/12...........................................................             500           517,326
Waste Management, Inc.
   6.375%, 11/15/12.............................................................             655           683,199
   5.000%, 03/15/14.............................................................             258           277,593
   2.600%, 09/01/16.............................................................           2,494         2,552,414
Weatherford International, Ltd.
   4.950%, 10/15/13.............................................................           1,045         1,104,355
Wells Fargo & Co.
   5.250%, 10/23/12.............................................................           6,350         6,557,162
Western Union Co. (The)
   6.500%, 02/26/14.............................................................           1,600         1,744,190
Westpac Banking Corp.
   3.000%, 08/04/15.............................................................           7,000         7,181,118
   3.000%, 12/09/15.............................................................           6,500         6,652,607
Westpac Securities, Ltd.
   3.450%, 07/28/14.............................................................           1,000         1,058,200
WR Berkley Corp.
   5.875%, 02/15/13.............................................................           1,000         1,028,220
Xerox Corp.
   # 4.250%, 02/15/15...........................................................           1,359         1,434,857
XTO Energy, Inc.
   # 4.900%, 02/01/14...........................................................           1,900         2,059,041

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Yum! Brands, Inc.
   6.250%, 04/15/16.............................................................   $       9,040   $    10,488,552
                                                                                                   ---------------
TOTAL BONDS.....................................................................                     1,363,457,518
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@DFA Short Term Investment Fund..............................................     101,000,000   $   101,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
   (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $880,699) to be
   repurchased at $863,436......................................................   $         863           863,430
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       101,863,430
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,479,936,219)^^......................................................                   $ 1,509,876,846
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                      ---------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------------------
                                      LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
                                      -------   --------------   -------   --------------
Agency Obligations.................      --     $   44,555,898      --     $   44,555,898
Bonds..............................      --      1,363,457,518      --      1,363,457,518
Securities Lending Collateral......      --        101,863,430      --        101,863,430
                                        ---     --------------     ---     --------------
TOTAL..............................      --     $1,509,876,846      --     $1,509,876,846
                                        ===     ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.

                DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
AGENCY OBLIGATIONS -- (5.1%)
Federal Farm Credit Bank
   4.800%, 02/13/23.............................................................   $         900   $     1,094,482
Federal Home Loan Bank
   5.250%, 12/09/22.............................................................           1,000         1,267,056
   5.375%, 08/15/24.............................................................           2,000         2,490,390
   5.750%, 06/12/26.............................................................           3,580         4,692,449
Federal Home Loan Mortgage Corporation
   3.750%, 03/27/19.............................................................           4,100         4,707,731
Federal National Mortgage Association
   5.375%, 06/12/17.............................................................           3,000         3,654,441
Tennessee Valley Authority
   6.750%, 11/01/25.............................................................           3,200         4,572,848
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS.......................................................                         22,479,397
                                                                                                   ---------------
BONDS -- (85.9%)
Abbott Laboratories
   5.125%, 04/01/19.............................................................             950         1,132,178
ACE INA Holdings, Inc.
   5.800%, 03/15/18.............................................................             915         1,090,343
Aetna, Inc.
   3.950%, 09/01/20.............................................................             800           848,134
Aflac, Inc.
   8.500%, 05/15/19.............................................................           2,200         2,763,851
Agilent Technologies, Inc.
   5.000%, 07/15/20.............................................................             215           242,535
Allergan, Inc.
   5.750%, 04/01/16.............................................................           1,200         1,392,265
Allstate Corp. (The)
   7.450%, 05/16/19.............................................................           2,385         2,987,127
Altria Group, Inc.
  #4.750%, 05/05/21.............................................................           2,900         3,207,536
American Express Co.
  #8.125%, 05/20/19.............................................................           1,900         2,501,059
Ameriprise Financial, Inc.
   7.300%, 06/28/19.............................................................             635           772,452
Amgen, Inc.
  #4.500%, 03/15/20.............................................................             720           786,205
Anheuser-Busch InBev Worldwide, Inc.
   4.375%, 02/15/21.............................................................           2,900         3,268,715
AON Corp.
   5.000%, 09/30/20.............................................................           2,500         2,808,895
Apache Corp.
   6.900%, 09/15/18.............................................................             175           224,452

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Asian Development Bank
   2.250%, 08/18/17.............................................................   $       1,000   $     1,071,898
Associates Corp. of North America
   6.950%, 11/01/18.............................................................             190           211,419
AT&T, Inc.
   5.800%, 02/15/19.............................................................             690           835,820
  #3.875%, 08/15/21.............................................................           1,800         1,932,205
Australia & New Zealand Banking Group, Ltd.
   5.100%, 01/13/20.............................................................           1,500         1,626,650
Avon Products, Inc.
   4.200%, 07/15/18.............................................................           2,000         2,055,610
Baker Hughes, Inc.
   7.500%, 11/15/18.............................................................           1,260         1,677,585
Bank Nederlandse Gemeenten
   4.375%, 02/16/21.............................................................           3,200         3,406,138
Bank of New York Mellon Corp. (The)
   5.450%, 05/15/19.............................................................           2,300         2,673,621
Barclays Bank P.L.C.
  #5.125%, 01/08/20.............................................................           3,130         3,342,192
BB&T Corp.
  #6.850%, 04/30/19.............................................................           1,785         2,222,123
Beam, Inc.
   5.375%, 01/15/16.............................................................             127           140,847
Becton Dickinson & Co.
   5.000%, 05/15/19.............................................................             825           967,283
Berkshire Hathaway Finance Corp.
   5.400%, 05/15/18.............................................................           1,000         1,193,205
Berkshire Hathaway, Inc.
  #3.750%, 08/15/21.............................................................           1,000         1,058,881
BHP Billiton Finance USA, Ltd.
  #6.500%, 04/01/19.............................................................           2,160         2,724,164
BlackRock, Inc.
  #5.000%, 12/10/19.............................................................           2,875         3,241,508
Boeing Capital Corp.
   4.700%, 10/27/19.............................................................             700           810,106
Boeing Co. (The)
   8.750%, 08/15/21.............................................................           1,829         2,704,164
BP Capital Markets P.L.C.
   4.750%, 03/10/19.............................................................             530           600,735
   4.500%, 10/01/20.............................................................           1,900         2,127,588
Bristol-Myers Squibb Co.
   5.450%, 05/01/18.............................................................             500           610,259

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
British Columbia, Province of Canada
   6.500%, 01/15/26.............................................................   $       6,380   $     8,996,049
Buckeye Partners LP
   4.875%, 02/01/21.............................................................           2,300         2,441,133
Burlington Northern Santa Fe LLC
   7.000%, 12/15/25.............................................................             640           858,797
CA, Inc.
   5.375%, 12/01/19.............................................................             900           987,869
Caisse d'Amortissement de la Dette Sociale
   5.250%, 11/02/16.............................................................           1,600         1,806,240
Cameron International Corp.
   6.375%, 07/15/18.............................................................             485           574,370
Campbell Soup Co.
   3.050%, 07/15/17.............................................................           1,700         1,828,982
Canadian National Railway Co.
  #5.550%, 03/01/19.............................................................           1,490         1,811,770
Canadian Natural Resources, Ltd.
   5.700%, 05/15/17.............................................................           1,000         1,195,630
Cardinal Health, Inc.
   4.625%, 12/15/20.............................................................           1,000         1,109,706
Caterpillar Financial Services Corp.
   5.450%, 04/15/18.............................................................             640           759,873
CBS Corp.
  #5.750%, 04/15/20.............................................................           2,800         3,216,716
Charles Schwab Corp.(The)
   4.450%, 07/22/20.............................................................           2,750         2,981,143
Chubb Corp.
  #5.750%, 05/15/18.............................................................           1,990         2,404,851
CIGNA Corp.
   5.375%, 03/15/17.............................................................             710           789,373
Cisco Systems, Inc.
  #4.450%, 01/15/20.............................................................           1,725         1,997,926
Citigroup, Inc.
   8.500%, 05/22/19.............................................................             600           733,096
   5.375%, 08/09/20.............................................................           1,875         1,985,366
Cliffs Natural Resources, Inc.
   5.900%, 03/15/20.............................................................             700           769,776
CNA Financial Corp.
   5.750%, 08/15/21.............................................................           1,400         1,478,389
Coca-Cola Enterprises, Inc.
   3.500%, 09/15/20.............................................................           2,713         2,831,208
Colgate-Palmolive Co.
   2.950%, 11/01/20.............................................................           1,000         1,054,939
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22.............................................................           2,220         3,205,218

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Commonwealth Bank of Australia
  #5.000%, 03/19/20.............................................................   $       1,225   $     1,326,554
ConocoPhillips
  #6.000%, 01/15/20.............................................................             700           881,159
Consolidated Edison Co. of New York, Inc.
   6.650%, 04/01/19.............................................................             225           286,646
CR Bard, Inc.
   4.400%, 01/15/21.............................................................             800           900,434
Credit Suisse
   5.300%, 08/13/19.............................................................           2,750         2,948,234
Cytec Industries, Inc.
   6.000%, 10/01/15.............................................................             460           502,627
Dell, Inc.
  #5.875%, 06/15/19.............................................................             640           762,924
   4.625%, 04/01/21.............................................................           1,000         1,107,816
Deutsche Bank AG
   6.000%, 09/01/17.............................................................             265           303,043
Deutsche Telekom International Finance BV
   6.750%, 08/20/18.............................................................           1,085         1,313,654
Diageo Capital P.L.C.
   4.828%, 07/15/20.............................................................           2,400         2,763,175
Dominion Resources, Inc.
  #4.450%, 03/15/21.............................................................           2,600         2,919,857
Dow Chemical Co. (The)
  #5.700%, 05/15/18.............................................................           1,000         1,171,572
Duke Energy Corp.
   5.050%, 09/15/19.............................................................             250           284,585
E.I. Du Pont de Nemours & Co.
   4.625%, 01/15/20.............................................................             900         1,058,808
Eastman Chemical Co.
   4.500%, 01/15/21.............................................................           1,650         1,742,806
Eaton Corp.
   6.950%, 03/20/19.............................................................             175           223,541
Enbridge Energy Partners LP
   5.200%, 03/15/20.............................................................             350           391,082
Encana Corp.
   6.500%, 05/15/19.............................................................           2,250         2,640,382
Ensco P.L.C.
  #4.700%, 03/15/21.............................................................           2,800         3,000,561
Enterprise Products Operating LLC
  #5.200%, 09/01/20.............................................................           2,600         2,918,045
EOG Resources, Inc.
   5.625%, 06/01/19.............................................................           1,000         1,200,311
   4.100%, 02/01/21.............................................................           1,850         2,031,720
EQT Corp.
   8.125%, 06/01/19.............................................................           1,625         1,905,547

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
European Investment Bank
   2.875%, 09/15/20.............................................................   $       1,000   $     1,025,315
  #4.000%, 02/16/21.............................................................           1,000         1,110,048
Exelon Corp.
   4.900%, 06/15/15.............................................................           1,000         1,092,302
France Telecom SA
   5.375%, 07/08/19.............................................................           2,350         2,619,127
General Electric Capital Corp.
   5.500%, 01/08/20.............................................................           2,700         3,042,382
Georgia Power Co.
   4.250%, 12/01/19.............................................................             610           687,576
GlaxoSmithKline Capital, Inc.
   5.650%, 05/15/18.............................................................           1,475         1,807,859
Goldman Sachs Group, Inc. (The)
   6.000%, 06/15/20.............................................................           1,150         1,215,364
   5.250%, 07/27/21.............................................................           1,100         1,098,849
Google, Inc.
  #3.625%, 05/19/21.............................................................           1,000         1,112,587
Great Plains Energy, Inc.
  #4.850%, 06/01/21.............................................................           2,000         2,106,628
Halliburton Co.
   6.150%, 09/15/19.............................................................           2,360         2,889,032
Hartford Financial Services Group, Inc.
  #5.500%, 03/30/20.............................................................           1,285         1,335,896
Hess Corp.
   8.125%, 02/15/19.............................................................             165           214,557
Hewlett-Packard Co.
   5.500%, 03/01/18.............................................................           1,000         1,137,870
   4.375%, 09/15/21.............................................................           1,200         1,262,621
Honeywell International, Inc.
  #5.000%, 02/15/19.............................................................           2,895         3,423,821
Humana, Inc.
   6.450%, 06/01/16.............................................................             275           310,707
Husky Energy, Inc.
  #7.250%, 12/15/19.............................................................           2,500         3,148,702
Indiana Michigan Power Co.
   7.000%, 03/15/19.............................................................             235           292,201
Integrys Energy Group, Inc.
   4.170%, 11/01/20.............................................................           1,000         1,073,122
Inter-American Development Bank
   7.000%, 06/15/25.............................................................           6,000         8,548,644
International Bank for Reconstruction & Development
   7.625%, 01/19/23.............................................................           1,700         2,494,832
International Game Technology
   7.500%, 06/15/19.............................................................             185           217,505

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Japan Finance Organization for Municipalities
   5.000%, 05/16/17.............................................................   $       1,300   $     1,516,793
John Deere Capital Corp.
  #2.000%, 01/13/17.............................................................           2,000         2,063,788
   5.500%, 04/13/17.............................................................             210           249,611
Johnson & Johnson
   2.950%, 09/01/20.............................................................           3,000         3,222,615
JPMorgan Chase & Co.
   6.300%, 04/23/19.............................................................             500           577,790
   4.950%, 03/25/20.............................................................             630           675,567
   4.350%, 08/15/21.............................................................           1,300         1,326,032
Kellogg Co.
   3.250%, 05/21/18.............................................................           2,315         2,444,501
KeyCorp
   5.100%, 03/24/21.............................................................           3,000         3,261,465
Kinder Morgan Energy Partners LP
   5.300%, 09/15/20.............................................................           2,000         2,187,230
   5.800%, 03/01/21.............................................................             550           620,080
Kreditanstalt fur Wiederaufbau
   4.875%, 06/17/19.............................................................           1,350         1,622,469
   2.750%, 09/08/20.............................................................           2,000         2,094,674
Landwirtschaftliche Rentenbank AG
   2.375%, 09/13/17.............................................................           1,000         1,037,866
Lincoln National Corp.
   6.250%, 02/15/20.............................................................             180           202,923
Lockheed Martin Corp.
  #4.250%, 11/15/19.............................................................           2,700         2,931,841
Loews Corp.
   5.250%, 03/15/16.............................................................             190           209,836
Magellan Midstream Partners LP
   4.250%, 02/01/21.............................................................           2,370         2,496,037
Manitoba, Province of Canada
   4.900%, 12/06/16.............................................................           1,600         1,860,339
Marathon Oil Corp.
   5.900%, 03/15/18.............................................................             227           268,947
Markel Corp.
   5.350%, 06/01/21.............................................................           3,200         3,329,891
Marsh & McLennan Cos., Inc.
   9.250%, 04/15/19.............................................................             225           301,520
McDonald's Corp.
   5.800%, 10/15/17.............................................................           1,000         1,232,757
   5.350%, 03/01/18.............................................................             990         1,197,104
McKesson Corp.
  #7.500%, 02/15/19.............................................................           1,000         1,297,855
Medtronic, Inc.
  #4.450%, 03/15/20.............................................................           1,840         2,098,577

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
MetLife, Inc.
   7.717%, 02/15/19.............................................................   $       2,125   $     2,690,896
Microsoft Corp.
  #4.200%, 06/01/19.............................................................             625           722,701
   3.000%, 10/01/20.............................................................           2,000         2,149,386
Mobil Corp.
   8.625%, 08/15/21.............................................................           2,013         3,063,184
NASDAQ OMX Group, Inc. (The)
   5.550%, 01/15/20.............................................................           2,891         3,031,112
National City Corp.
   4.900%, 01/15/15.............................................................             227           248,582
New Brunswick, Province of Canada
   9.750%, 05/15/20.............................................................           1,000         1,510,744
Nexen, Inc.
   6.200%, 07/30/19.............................................................             275           324,273
Nisource Finance Corp.
   6.125%, 03/01/22.............................................................           2,325         2,724,230
Nordic Investment Bank
   5.000%, 02/01/17.............................................................           1,000         1,181,229
Northern Trust Corp.
   3.450%, 11/04/20.............................................................             450           465,332
Northrop Grumman Corp.
   5.050%, 08/01/19.............................................................           1,125         1,274,403
   3.500%, 03/15/21.............................................................           2,256         2,310,173
Novartis Capital Corp.
   4.400%, 04/24/20.............................................................           1,000         1,160,262
NSTAR
   4.500%, 11/15/19.............................................................           1,900         2,102,842
NuStar Logistics LP
   4.800%, 09/01/20.............................................................             470           491,707
Occidental Petroleum Corp.
  #4.125%, 06/01/16.............................................................           1,200         1,355,110
Oesterreichische Kontrollbank AG
  #4.875%, 02/16/16.............................................................             400           446,005
Ohio Power Co.
   5.375%, 10/01/21.............................................................           1,456         1,710,181
Omnicom Group, Inc.
   4.450%, 08/15/20.............................................................           1,750         1,853,948
ONEOK Partners LP
   8.625%, 03/01/19.............................................................           2,000         2,571,750
Ontario, Province of Canada
   4.400%, 04/14/20.............................................................           1,700         1,971,609
PepsiCo, Inc.
   4.500%, 01/15/20.............................................................           1,575         1,818,741
Petro-Canada
   6.050%, 05/15/18.............................................................           2,261         2,721,880

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Pfizer, Inc.
  #6.200%, 03/15/19.............................................................   $         625   $       786,305
Philip Morris International, Inc.
   5.650%, 05/16/18.............................................................           1,800         2,182,547
Pitney Bowes, Inc.
   4.750%, 05/15/18.............................................................           2,300         2,354,919
Plains All American Pipeline LP
   6.500%, 05/01/18.............................................................           2,130         2,503,647
   5.000%, 02/01/21.............................................................           1,000         1,106,431
PNC Funding Corp.
   4.375%, 08/11/20.............................................................           2,230         2,454,833
Praxair, Inc.
  #4.050%, 03/15/21.............................................................           1,500         1,701,021
Principal Financial Group, Inc.
   8.875%, 05/15/19.............................................................             330           419,861
Private Export Funding Corp.
   4.300%, 12/15/21.............................................................           1,407         1,647,696
Progressive Corp. (The)
  #3.750%, 08/23/21.............................................................           2,000         2,148,922
Prudential Financial, Inc.
   5.375%, 06/21/20.............................................................           3,170         3,486,252
Quest Diagnostics, Inc.
   5.450%, 11/01/15.............................................................           1,100         1,234,188
Questar Corp.
   2.750%, 02/01/16.............................................................             500           513,144
Rabobank Nederland NV
   2.125%, 10/13/15.............................................................           2,000         1,996,230
Ralcorp Holdings, Inc.
  #4.950%, 08/15/20.............................................................           1,075         1,089,620
Raytheon Co.
   3.125%, 10/15/20.............................................................           2,900         3,005,418
Reinsurance Group of America, Inc.
   5.625%, 03/15/17.............................................................             200           218,656
Rio Tinto Finance USA, Ltd.
   4.125%, 05/20/21.............................................................           2,400         2,628,984
Rowan Cos., Inc.
   7.875%, 08/01/19.............................................................             600           714,823
Royal Bank of Canada
   2.625%, 12/15/15.............................................................           1,600         1,666,256
Ryder System, Inc.
   5.850%, 11/01/16.............................................................           1,400         1,595,685
Safeway, Inc.
  #5.000%, 08/15/19.............................................................           1,025         1,097,696
Sempra Energy
   9.800%, 02/15/19.............................................................             160           218,120
Shell International Finance BV
  #4.300%, 09/22/19.............................................................           1,500         1,748,474
  #4.375%, 03/25/20.............................................................           3,000         3,539,400

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Southwest Airlines Co.
   5.250%, 10/01/14.............................................................   $         675   $       723,940
Southwestern Public Service Co.
   8.750%, 12/01/18.............................................................             350           479,829
State Street Corp.
   4.375%, 03/07/21.............................................................           2,200         2,432,883
Sunoco Logistics Partners Operations LP
   4.650%, 02/15/22.............................................................           2,500         2,611,298
Svensk Exportkredit AB
   5.125%, 03/01/17.............................................................           1,400         1,586,840
Talisman Energy, Inc.
   7.750%, 06/01/19.............................................................           2,760         3,454,595
Target Corp.
  #5.875%, 07/15/16.............................................................             685           819,707
   4.875%, 05/15/18.............................................................           1,000         1,157,355
TD Ameritrade Holding Corp.
   5.600%, 12/01/19.............................................................           1,200         1,302,348
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15.............................................................           1,225         1,302,799
Time Warner Cable, Inc.
  #8.750%, 02/14/19.............................................................           2,645         3,477,871
Time Warner, Inc.
  #4.750%, 03/29/21.............................................................           2,200         2,434,817
Total Capital SA
   4.450%, 06/24/20.............................................................           3,000         3,402,876
Toyota Motor Credit Corp.
   4.250%, 01/11/21.............................................................           1,200         1,326,342
TransCanada Pipelines, Ltd.
   7.125%, 01/15/19.............................................................             915         1,176,418
  #3.800%, 10/01/20.............................................................           1,400         1,512,119
Travelers Cos., Inc. (The)
  #5.800%, 05/15/18.............................................................             190           227,327
   3.900%, 11/01/20.............................................................           2,200         2,412,599
UBS AG
   3.875%, 01/15/15.............................................................             215           221,326
  #4.875%, 08/04/20.............................................................           1,000         1,040,299
Unilever Capital Corp.
   4.800%, 02/15/19.............................................................             825           976,803
   4.250%, 02/10/21.............................................................           1,000         1,160,313
United Parcel Service, Inc.
  #3.125%, 01/15/21.............................................................           2,000         2,157,300
United Technologies Corp.
   4.500%, 04/15/20.............................................................           1,925         2,223,602
Unum Group
   5.625%, 09/15/20.............................................................             500           534,112
Valero Energy Corp.
   9.375%, 03/15/19.............................................................           2,375         3,030,880

                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Veolia Environnement SA
   6.000%, 06/01/18.............................................................   $       3,000   $     3,348,111
Verizon Communications, Inc.
  #8.750%, 11/01/18.............................................................             565           783,688
   4.600%, 04/01/21.............................................................           2,250         2,554,940
Wachovia Corp.
  #5.750%, 02/01/18.............................................................           2,470         2,844,368
Walgreen Co.
  #5.250%, 01/15/19.............................................................           1,320         1,573,072
Wal-Mart Stores, Inc.
   5.800%, 02/15/18.............................................................           1,000         1,233,442
  #3.625%, 07/08/20.............................................................           3,075         3,384,597
Weatherford International, Ltd.
   5.500%, 02/15/16.............................................................             400           443,154
Western Union Co. (The)
   6.500%, 02/26/14.............................................................             190           207,123
   3.650%, 08/22/18.............................................................           3,000         3,075,444
Westpac Banking Corp.
   4.875%, 11/19/19.............................................................           2,250         2,418,959
Williams Partners LP
   4.000%, 11/15/21.............................................................           3,500         3,569,804
WR Berkley Corp.
   5.375%, 09/15/20.............................................................             800           826,744
Zimmer Holdings, Inc.
   4.625%, 11/30/19.............................................................           2,500         2,771,432
                                                                                                   ---------------
TOTAL BONDS.....................................................................                       379,439,790
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@DFA Short Term Investment Fund..............................................      39,000,000        39,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
   (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $791,811) to be repurchased
   at $776,290..................................................................   $         776           776,285
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        39,776,285
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $426,093,647)^^........................................................                   $   441,695,472
                                                                                                   ===============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                      VALUATION INPUTS
                                      -----------------------------------------------
                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------------
                                      LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                      -------   ------------   -------   ------------
Agency Obligations.................      --     $ 22,479,397      --     $ 22,479,397
Bonds..............................      --      379,439,790      --      379,439,790
Securities Lending Collateral......      --       39,776,285      --       39,776,285
                                        ---     ------------     ---     ------------
TOTAL..............................      --     $441,695,472      --     $441,695,472
                                        ===     ============     ===     ============

               See accompanying Notes to Schedules of Investments.

                   CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (91.1%)
Consumer Discretionary -- (13.7%)
   *1-800-FLOWERS.COM, Inc. Class A.............................................             600   $         1,728
    A.H. Belo Corp. Class A.....................................................             600             3,564
    Aaron's, Inc................................................................           1,900            50,559
    Abercrombie & Fitch Co......................................................             400            18,376
    Advance Auto Parts, Inc.....................................................             200            15,328
   *Aeropostale, Inc............................................................           1,075            17,598
   *Amazon.com, Inc.............................................................             700           136,108
   *AMC Networks, Inc. Class A..................................................             150             6,414
   *American Apparel, Inc.......................................................             700               524
   *American Axle & Manufacturing Holdings, Inc.................................           1,500            18,090
    American Eagle Outfitters, Inc..............................................           3,112            43,848
   #*American Public Education, Inc.............................................             129             5,186
   *America's Car-Mart, Inc.....................................................             400            15,176
   #*Amerigon, Inc..............................................................             300             4,605
   *ANN, INC....................................................................           1,000            24,260
   #*Apollo Group, Inc. Class A.................................................             400            20,964
    Arbitron, Inc...............................................................             300            10,713
   *Archipelago Learning, Inc...................................................             466             4,842
   *Arctic Cat, Inc.............................................................             100             2,984
   *Asbury Automotive Group, Inc................................................             900            20,619
   *Ascena Retail Group, Inc....................................................           1,200            42,444
   *Ascent Capital Group, Inc. Class A..........................................             200             9,478
   #Autoliv, Inc................................................................             600            37,854
   #*AutoNation, Inc............................................................             900            32,184
   *AutoZone, Inc...............................................................             200            69,576
   *Ballantyne Strong, Inc......................................................             500             2,120
   #*Barnes & Noble, Inc........................................................           1,700            20,519
   *Beasley Broadcast Group, Inc. Class A.......................................             300             1,035
    bebe stores, Inc............................................................           1,700            14,892
   *Bed Bath & Beyond, Inc......................................................             700            42,490
    Belo Corp. Class A..........................................................           2,400            17,832
   #Best Buy Co., Inc...........................................................           2,340            56,043
    Big 5 Sporting Goods Corp...................................................             600             4,764
   *Big Lots, Inc...............................................................             900            35,541
   *Biglari Holdings, Inc.......................................................              50            19,797
   #*Blue Nile, Inc.............................................................             200             8,070
   *Bluegreen Corp..............................................................             500             1,300
    Blyth, Inc..................................................................             275            17,311
    Bob Evans Farms, Inc........................................................           1,000            35,330
   *Body Central Corp...........................................................             200             5,376
   #Bon-Ton Stores, Inc. (The)..................................................             300             1,218
   #Books-A-Million, Inc........................................................             600             1,458
   #*BorgWarner, Inc............................................................             400            29,852
   #*Bridgepoint Education, Inc.................................................             900            22,131
   #Brinker International, Inc..................................................             525            13,571
   #Brown Shoe Co., Inc.........................................................           1,300            12,285
   #Buckle, Inc.................................................................             300            13,089
   *Buffalo Wild Wings, Inc.....................................................             400            26,624
   *Cabela's, Inc...............................................................           1,300            33,904
    Cablevision Systems Corp....................................................             600             8,730
   *Cache, Inc..................................................................             600             3,906
    Callaway Golf Co............................................................           1,780            11,926
   *Cambium Learning Group, Inc.................................................           1,078             3,471
   *Career Education Corp.......................................................           1,700            17,187
   *Caribou Coffee Co., Inc.....................................................             600            10,176
   *CarMax, Inc.................................................................             800            24,344
   *Carmike Cinemas, Inc........................................................             300             2,136
    Carnival Corp...............................................................           3,260            98,452

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
    Carriage Services, Inc......................................................             700   $         4,011
   *Carrols Restaurant Group, Inc...............................................             300             3,393
   *Carter's, Inc...............................................................           1,000            41,920
   *Casual Male Retail Group, Inc...............................................             800             2,528
    Cato Corp. Class A..........................................................             700            18,767
   *Cavco Industries, Inc.......................................................             200             9,104
    CBS Corp. Class B...........................................................           4,400           125,312
    CEC Entertainment, Inc......................................................             300            10,551
   *Charming Shoppes, Inc.......................................................           1,800             8,928
   *Charter Communications, Inc. Class A........................................             100             5,764
   #*Cheesecake Factory, Inc....................................................           1,200            35,496
    Chico's FAS, Inc............................................................           1,500            17,160
   #*Children's Place Retail Stores, Inc. (The).................................             500            24,945
   #*Chipotle Mexican Grill, Inc................................................             160            58,766
    Choice Hotels International, Inc............................................             700            25,438
    Christopher & Banks Corp....................................................             700             1,449
    Cinemark Holdings, Inc......................................................           1,300            25,636
   *Citi Trends, Inc............................................................             200             1,804
   *Clear Channel Outdoor Holdings, Inc. Class A................................             600             7,260
    Coach, Inc..................................................................             500            35,025
   #*Coinstar, Inc..............................................................             558            27,749
   *Collective Brands, Inc......................................................           1,200            19,992
   #Columbia Sportswear Co......................................................             600            27,510
    Comcast Corp. Class A.......................................................          11,509           306,024
    Comcast Corp. Special Class A...............................................           4,700           119,803
   *Conn's, Inc.................................................................             989            11,472
    Cooper Tire & Rubber Co.....................................................           1,440            21,686
    Core-Mark Holding Co., Inc..................................................             200             8,122
    Cracker Barrel Old Country Store, Inc.......................................             400            20,988
   *Crocs, Inc..................................................................           1,400            26,628
    CSS Industries, Inc.........................................................             300             6,426
   *Culp, Inc...................................................................             500             4,555
   *Cybex International, Inc....................................................             500               310
    D.R. Horton, Inc............................................................           3,300            45,936
   *Dana Holding Corp...........................................................           1,836            27,265
    Darden Restaurants, Inc.....................................................             500            22,935
   #*Deckers Outdoor Corp.......................................................             400            32,340
   *Delta Apparel, Inc..........................................................             100             1,530
    Destination Maternity Corp..................................................             400             6,676
    DeVry, Inc..................................................................             697            26,319
    Dick's Sporting Goods, Inc..................................................             300            12,363
   *Digital Generation, Inc.....................................................             600             8,340
   #Dillard's, Inc. Class A.....................................................           1,400            61,950
   *DineEquity, Inc.............................................................             300            14,256
   *DIRECTV Class A.............................................................           1,202            54,102
   *Discovery Communications, Inc. Class A......................................             300            12,864
   *Discovery Communications, Inc. Class C......................................             500            19,425
    DISH Network Corp...........................................................             200             5,584
   *Dixie Group, Inc. (The).....................................................             400             1,432
   *Dolan Co....................................................................             295             2,782
   *Dollar General Corp.........................................................             200             8,522
   *Dollar Tree, Inc............................................................             600            50,886
   *Domino's Pizza, Inc.........................................................             600            19,590
   *Dorman Products, Inc........................................................             400            17,364
   #*DreamWorks Animation SKG, Inc. Class A.....................................           1,400            24,850
   *Drew Industries, Inc........................................................             400            10,388
    DSW, Inc. Class A...........................................................             400            19,988
   *E.W. Scripps Co. Class A (The)..............................................           1,400            11,858
   *Education Management Corp...................................................           1,100            28,083
    Einstein Noah Restaurant Group, Inc.........................................             300             4,467
   *Emerson Radio Corp..........................................................             300               528

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Entercom Communications Corp. Class A.......................................             700   $         5,404
    Entravision Communications Corp.............................................             400               716
    Ethan Allen Interiors, Inc..................................................             800            18,880
   *Exide Technologies..........................................................           2,400             7,920
   *Express, Inc................................................................             500            10,820
    Family Dollar Stores, Inc...................................................             700            39,060
   *Famous Dave's of America, Inc...............................................             400             4,144
   *Federal-Mogul Corp..........................................................           1,897            31,471
    Finish Line, Inc. Class A (The).............................................           1,300            27,495
   *Fisher Communications, Inc..................................................             400            12,036
    Foot Locker, Inc............................................................           5,400           141,696
   #*Ford Motor Co..............................................................           5,020            62,348
   #*Fossil, Inc................................................................             200            19,010
    Frisch's Restaurants, Inc...................................................             100             2,100
   #*Fuel Systems Solutions, Inc................................................             500            10,435
   *Furniture Brands International, Inc.........................................             800             1,352
   #*GameStop Corp. Class A.....................................................           3,194            74,612
    Gannett Co., Inc............................................................           3,862            54,725
    Gap, Inc....................................................................           2,100            39,858
   #Garmin, Ltd.................................................................           1,300            54,210
   *Gaylord Entertainment Co....................................................           1,200            33,660
   *General Motors Co...........................................................           2,600            62,452
   *Genesco, Inc................................................................             600            36,642
    Gentex Corp.................................................................             487            13,086
    Genuine Parts Co............................................................             500            31,890
   *G-III Apparel Group, Ltd....................................................             600            13,698
   *Goodyear Tire & Rubber Co...................................................           2,000            26,000
   *Gordmans Stores, Inc........................................................             100             1,453
   *Grand Canyon Education, Inc.................................................             366             6,141
   *Gray Television, Inc........................................................             300               615
   *Great Wolf Resorts, Inc.....................................................           1,400             4,480
    Group 1 Automotive, Inc.....................................................             500            26,670
    Guess?, Inc.................................................................             774            23,220
    H&R Block, Inc..............................................................           1,300            21,268
   *Hanesbrands, Inc............................................................             700            17,220
    Harley-Davidson, Inc........................................................             800            35,352
    Harman International Industries, Inc........................................           1,004            42,369
    Harte-Hanks, Inc............................................................           1,200            11,580
    Hasbro, Inc.................................................................             400            13,964
    Haverty Furniture Cos., Inc.................................................             600             7,488
   *Helen of Troy, Ltd..........................................................             709            22,809
   #*hhgregg, Inc...............................................................             800             8,144
   *Hibbett Sporting Goods, Inc.................................................             200             9,586
    Hillenbrand, Inc............................................................           1,103            25,865
   *Hollywood Media Corp........................................................             501               621
    Home Depot, Inc. (The)......................................................           3,536           156,963
    Hooker Furniture Corp.......................................................             200             2,410
    Hot Topic, Inc..............................................................             878             6,427
    HSN, Inc....................................................................             400            14,276
   #*Hyatt Hotels Corp. Class A.................................................             442            18,838
   *Iconix Brand Group, Inc.....................................................           2,200            40,502
    International Speedway Corp. Class A........................................             800            20,632
    Interpublic Group of Cos., Inc. (The).......................................           4,700            48,551
   *Interval Leisure Group, Inc.................................................           1,082            14,715
   *iRobot Corp.................................................................             596            19,692
   #*ITT Educational Services, Inc..............................................             200            13,174
   *J. Alexander's Corp.........................................................             150               990
   #J.C. Penney Co., Inc........................................................           1,671            69,430
   *Jack in the Box, Inc........................................................             900            19,080
    JAKKS Pacific, Inc..........................................................             800            12,224
   #Johnson Controls, Inc.......................................................           2,300            73,071

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Johnson Outdoors, Inc. Class A..............................................             300   $         5,103
    Jones Group, Inc. (The).....................................................           1,700            15,521
   #*Jos. A. Bank Clothiers, Inc................................................             600            28,650
   *Journal Communications, Inc. Class A........................................           1,600             8,224
   #*K12, Inc...................................................................             700            15,673
   #KB Home.....................................................................           2,000            18,040
   *Kenneth Cole Productions, Inc. Class A......................................             200             2,458
   *Kirkland's, Inc.............................................................             208             3,114
   *Knology, Inc................................................................             400             6,028
    Kohl's Corp.................................................................           1,200            55,188
   *Kona Grill, Inc.............................................................             280             1,697
   *Krispy Kreme Doughnuts, Inc.................................................             600             4,398
    KSW, Inc....................................................................             300               990
   #*K-Swiss, Inc. Class A......................................................             500             1,690
   *Lakeland Industries, Inc....................................................             200             1,884
   #*Lamar Advertising Co. Class A..............................................             466            13,332
   *La-Z-Boy, Inc...............................................................             800            10,544
   *Leapfrog Enterprises, Inc...................................................           1,200             6,948
    Lear Corp...................................................................           1,021            42,780
   *Learning Tree International, Inc............................................             500             3,040
   *Lee Enterprises, Inc........................................................           2,000             2,660
   #Leggett & Platt, Inc........................................................           2,900            62,234
   #Lennar Corp. Class A........................................................           3,200            68,768
    Lennar Corp. Class B Voting.................................................             240             4,130
   *Libbey, Inc.................................................................             300             4,518
   *Liberty Global, Inc. Class A................................................             200             9,176
   *Liberty Global, Inc. Class C................................................             200             8,832
   *Liberty Interactive Corp. Class A...........................................           6,200           106,144
   *Liberty Media Corp. - Liberty Capital Class A...............................           1,228           101,199
   #*Life Time Fitness, Inc.....................................................             734            36,069
    Lifetime Brands, Inc........................................................             500             5,925
    Limited Brands, Inc.........................................................           1,600            66,976
   *LIN TV Corp. Class A........................................................             800             3,224
    Lincoln Educational Services Corp...........................................             600             5,238
   #Lithia Motors, Inc. Class A.................................................             400             8,884
   *Live Nation Entertainment, Inc..............................................           3,800            39,064
   *LKQ Corp....................................................................           2,000            65,200
    Lowe's Cos., Inc............................................................          10,000           268,300
   *Luby's, Inc.................................................................           1,000             5,220
   *Lululemon Athletica, Inc....................................................             200            12,626
   *M/I Homes, Inc..............................................................             500             5,675
    Macy's, Inc.................................................................           6,200           208,878
   *Madison Square Garden Co. (The).............................................           1,250            35,863
   *Maidenform Brands, Inc......................................................             500            10,000
    Marcus Corp.................................................................             500             6,055
   *Marine Products Corp........................................................           1,100             6,567
   #Marriott International, Inc. Class A........................................             806            27,767
   #*Marriott Vacations Worldwide Corp..........................................              40               830
    Martha Stewart Living Omnimedia, Inc. Class A...............................           1,000             4,400
    Mattel, Inc.................................................................           1,500            46,500
    Matthews International Corp. Class A........................................             700            23,072
   *McClatchy Co. (The).........................................................             651             1,530
    McDonald's Corp.............................................................           2,200           217,910
    McGraw-Hill Cos., Inc.......................................................             300            13,800
   #MDC Holdings, Inc...........................................................           1,300            25,766
   #*Media General, Inc. Class A................................................             350             1,407
    Men's Wearhouse, Inc. (The).................................................           1,200            41,388
   #Meredith Corp...............................................................             900            28,341
   *Meritage Homes Corp.........................................................           1,000            24,200
   *Midas, Inc..................................................................             200             1,700
   *Modine Manufacturing Co.....................................................           1,100            12,034

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Mohawk Industries, Inc......................................................           1,479   $        90,456
    Monro Muffler Brake, Inc....................................................             575            24,116
   *Monster Beverage Corp.......................................................             200            20,902
   *Morgans Hotel Group Co......................................................             500             2,820
   #Morningstar, Inc............................................................             600            35,832
    Movado Group, Inc...........................................................             600            11,046
   *Nathan's Famous, Inc........................................................             200             4,188
    National CineMedia, Inc.....................................................             472             6,429
   *Netflix, Inc................................................................             200            24,040
   *New York & Co., Inc.........................................................             500             1,395
   *New York Times Co. Class A (The)............................................           3,000            22,350
    Newell Rubbermaid, Inc......................................................           3,600            66,492
    News Corp. Class A..........................................................          12,600           237,258
    News Corp. Class B..........................................................           3,700            72,039
    NIKE, Inc. Class B..........................................................             700            72,793
    Nordstrom, Inc..............................................................             500            24,690
    Nutrisystem, Inc............................................................             600             7,140
   *O'Charley's, Inc............................................................             900             5,841
   *Office Depot, Inc...........................................................           2,500             6,825
   *OfficeMax, Inc..............................................................           1,800             9,954
    Omnicom Group, Inc..........................................................             600            27,366
   *Orbitz Worldwide, Inc.......................................................           1,300             4,758
   *Orchard Supply Hardware Stores Corp. Class A................................              40               721
   *O'Reilly Automotive, Inc....................................................           2,100           171,171
    Outdoor Channel Holdings, Inc...............................................           1,000             7,050
   *Overstock.com, Inc..........................................................             300             2,028
    Oxford Industries, Inc......................................................             400            20,372
    P.F. Chang's China Bistro, Inc..............................................             500            16,280
   *Panera Bread Co. Class A....................................................             300            44,475
   *Papa John's International, Inc..............................................             500            19,370
   #*Peet's Coffee & Tea, Inc...................................................             400            24,328
    Penske Automotive Group, Inc................................................           2,600            58,188
    Pep Boys - Manny, Moe & Jack (The)..........................................           1,200            18,000
   *Perry Ellis International, Inc..............................................             400             6,216
    PetSmart, Inc...............................................................             500            26,610
   #*Pier 1 Imports, Inc........................................................           1,900            29,545
   #Polaris Industries, Inc.....................................................             402            25,889
    Pool Corp...................................................................             553            18,819
   *Premier Exhibitions, Inc....................................................             300               699
   *Priceline.com, Inc..........................................................             100            52,948
   #*PulteGroup, Inc............................................................           5,960            44,402
    PVH Corp....................................................................             900            69,471
   *Quiksilver, Inc.............................................................           4,300            19,178
    R.G. Barry Corp.............................................................             300             3,672
   #*Radio One, Inc. Class D....................................................             500               510
   #RadioShack Corp.............................................................           3,000            21,540
    Ralph Lauren Corp...........................................................             100            15,200
   *Red Lion Hotels Corp........................................................             600             4,392
   *Red Robin Gourmet Burgers, Inc..............................................             400            12,284
   #Regal Entertainment Group...................................................             600             7,470
    Regis Corp..................................................................           1,700            29,138
    Rent-A-Center, Inc..........................................................           1,700            57,494
   *Rentrak Corp................................................................             200             3,422
   *Rocky Brands, Inc...........................................................             200             2,220
    Ross Stores, Inc............................................................           1,000            50,820
    Royal Caribbean Cruises, Ltd................................................           1,811            49,223
   *Ruby Tuesday, Inc...........................................................           1,500            11,265
   *Ruth's Hospitality Group, Inc...............................................             695             4,302
   #Ryland Group, Inc. (The)....................................................             400             7,280
   *Saga Communications, Inc. Class A...........................................             100             4,125
   #*Saks, Inc..................................................................           4,500            44,910

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Salem Communications Corp. Class A..........................................             400   $         1,096
   *Sally Beauty Holdings, Inc..................................................           2,100            43,302
    Scripps Networks Interactive, Inc...........................................             400            17,344
   #*Sears Holdings Corp........................................................             900            37,935
   *Select Comfort Corp.........................................................             580            14,546
    Service Corp. International.................................................           6,100            67,710
   *Shiloh Industries, Inc......................................................             600             4,932
   *Shoe Carnival, Inc..........................................................             200             5,058
   *Shutterfly, Inc.............................................................             300             7,116
    Signet Jewelers, Ltd. ADR...................................................             900            41,022
    Sinclair Broadcast Group, Inc. Class A......................................             600             7,368
    Six Flags Entertainment Corp................................................             900            39,447
   #*Skechers U.S.A., Inc. Class A..............................................             700             8,512
    Skyline Corp................................................................             400             2,484
   *Smith & Wesson Holding Corp.................................................             600             3,084
    Sonic Automotive, Inc. Class A..............................................             900            14,031
   *Sonic Corp..................................................................           1,000             6,850
    Sotheby's...................................................................             800            26,824
    Spartan Motors, Inc.........................................................           1,100             6,677
    Speedway Motorsports, Inc...................................................           1,414            22,666
    Stage Stores, Inc...........................................................             900            13,842
    Standard Motor Products, Inc................................................             402             8,317
   *Standard Pacific Corp.......................................................           4,600            16,744
    Staples, Inc................................................................           3,755            54,936
    Starbucks Corp..............................................................             900            43,137
    Starwood Hotels & Resorts Worldwide, Inc....................................             500            27,120
   *Stein Mart, Inc.............................................................           1,300             9,425
   *Steiner Leisure, Ltd........................................................             100             4,938
   *Steinway Musical Instruments, Inc...........................................             123             3,069
   *Steven Madden, Ltd..........................................................             725            29,827
    Stewart Enterprises, Inc. Class A...........................................           2,000            12,300
    Strattec Security Corp......................................................              40               842
   #Strayer Education, Inc......................................................             100            10,880
    Sturm Ruger & Co., Inc......................................................             500            19,825
    Superior Industries International, Inc......................................             800            14,536
   *Systemax, Inc...............................................................             988            17,399
   *Tandy Brands Accessories, Inc...............................................             100               104
   *Tandy Leather Factory, Inc..................................................             300             1,476
    Target Corp.................................................................           2,600           132,106
   #*Tempur-Pedic International, Inc............................................             300            20,013
   *Tenneco, Inc................................................................           1,300            41,730
   #*Tesla Motors, Inc..........................................................             329             9,564
    Texas Roadhouse, Inc........................................................           1,500            22,740
    Thor Industries, Inc........................................................             950            29,127
    Tiffany & Co................................................................             400            25,520
    Time Warner Cable, Inc......................................................           2,380           175,454
   #Time Warner, Inc............................................................           8,366           310,044
    TJX Cos., Inc. (The)........................................................             800            54,512
   *Toll Brothers, Inc..........................................................           2,600            56,706
    Tractor Supply Co...........................................................           1,600           129,232
   *True Religion Apparel, Inc..................................................             700            25,368
   *TRW Automotive Holdings Corp................................................             600            22,512
   *Tuesday Morning Corp........................................................             600             2,040
    Tupperware Brands Corp......................................................             400            25,136
   *Ulta Salon Cosmetics & Fragrance, Inc.......................................             200            15,244
   #*Under Armour, Inc. Class A.................................................             300            23,886
   *Unifi, Inc..................................................................             666             6,480
   *Universal Electronics, Inc..................................................             300             5,550
   *Universal Technical Institute, Inc..........................................             500             6,975
   #*Urban Outfitters, Inc......................................................             400            10,600
    V.F. Corp...................................................................           1,680           220,903

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
    Vail Resorts, Inc...........................................................           1,000   $        43,610
   *Valassis Communications, Inc................................................             900            20,475
    Value Line, Inc.............................................................             106             1,189
    Viacom, Inc. Class B........................................................           1,000            47,040
   #Virgin Media, Inc...........................................................             500            11,920
   *Visteon Corp................................................................             510            24,480
   *Vitamin Shoppe, Inc.........................................................             500            21,370
   *VOXX International Corp.....................................................             850            10,812
   *WABCO Holdings, Inc.........................................................             200            10,370
    Walt Disney Co. (The).......................................................          12,047           468,628
   #*Warnaco Group, Inc.........................................................             640            37,280
    Washington Post Co. Class B.................................................             167            63,245
   #Weight Watchers International, Inc..........................................             200            15,226
    Wendy's Co. (The)...........................................................           7,014            32,896
   *West Marine, Inc............................................................             400             4,848
   *Wet Seal, Inc. Class A (The)................................................           3,500            12,250
    Weyco Group, Inc............................................................             256             6,467
   #Whirlpool Corp..............................................................           1,100            59,752
    Wiley (John) & Sons, Inc. Class A...........................................             940            42,667
    Wiley (John) & Sons, Inc. Class B...........................................             200             9,128
    Williams Controls, Inc......................................................             100             1,119
    Williams-Sonoma, Inc........................................................             500            17,930
    Winmark Corp................................................................              30             2,060
   #*Winnebago Industries, Inc..................................................             277             2,532
    Wolverine World Wide, Inc...................................................             486            18,998
   #World Wrestling Entertainment, Inc. Class A.................................             700             6,643
    Wyndham Worldwide Corp......................................................           2,200            87,472
    Yum! Brands, Inc............................................................             700            44,331
   #*Zale Corp..................................................................             600             1,710
   #*Zumiez, Inc................................................................             696            19,878
                                                                                                   ---------------
Total Consumer Discretionary....................................................                        11,334,205
                                                                                                   ---------------
Consumer Staples -- (5.8%)
    Alico, Inc..................................................................             200             4,628
    Andersons, Inc. (The).......................................................             500            20,275
    Archer-Daniels-Midland Co...................................................           5,000           143,150
    Avon Products, Inc..........................................................             900            15,993
    B&G Foods, Inc..............................................................             700            15,862
    Bunge, Ltd..................................................................           1,375            78,746
    Calavo Growers, Inc.........................................................             300             8,160
    Cal-Maine Foods, Inc........................................................             600            22,776
   #Campbell Soup Co............................................................             800            25,360
    Casey's General Stores, Inc.................................................           1,200            61,128
   *Central Garden & Pet Co.....................................................             500             4,370
   *Central Garden & Pet Co. Class A............................................             400             3,784
   *Chiquita Brands International, Inc..........................................           1,500            13,185
    Church & Dwight Co., Inc....................................................           2,300           104,351
    Clorox Co. (The)............................................................             500            34,330
    Coca-Cola Bottling Co.......................................................             200            12,190
    Coca-Cola Co. (The).........................................................           4,000           270,120
    Coca-Cola Enterprises, Inc..................................................           2,497            66,895
    Colgate-Palmolive Co........................................................             700            63,504
    ConAgra Foods, Inc..........................................................           3,453            92,092
    Corn Products International, Inc............................................             818            45,391
    Costco Wholesale Corp.......................................................           1,200            98,724
   *Darling International, Inc..................................................           2,400            36,672
   *Dean Foods Co...............................................................           1,280            13,773
   #Diamond Foods, Inc..........................................................             500            18,170
   *Dole Food Co., Inc..........................................................           1,800            17,280
    Dr. Pepper Snapple Group, Inc...............................................             684            26,553
   *Elizabeth Arden, Inc........................................................           1,200            43,164

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   *Energizer Holdings, Inc.....................................................             633   $        48,817
    Estee Lauder Cos., Inc......................................................             400            23,172
   *Farmer Brothers Co..........................................................             500             4,990
    Flowers Foods, Inc..........................................................           2,200            42,570
    Fresh Del Monte Produce, Inc................................................           1,100            26,928
   *Fresh Market, Inc. (The)....................................................             200             8,612
    General Mills, Inc..........................................................           1,744            69,464
   #*Green Mountain Coffee Roasters, Inc........................................             500            26,670
    Griffin Land & Nurseries, Inc...............................................              93             2,482
    H.J. Heinz Co...............................................................             400            20,740
   *Hain Celestial Group, Inc. (The)............................................           1,300            50,167
   #*Heckmann Corp..............................................................           1,357             6,934
    Hershey Co. (The)...........................................................             300            18,324
    Hormel Foods Corp...........................................................             700            20,146
   #Imperial Sugar Co...........................................................             241               822
    Ingles Markets, Inc. Class A................................................             300             5,229
    Inter Parfums, Inc..........................................................             750            12,525
    J & J Snack Foods Corp......................................................             400            20,412
    J.M. Smucker Co.............................................................           1,420           111,868
   *John B. Sanfilippo & Son, Inc...............................................             200             1,974
    Kellogg Co..................................................................             300            14,856
    Kimberly-Clark Corp.........................................................             900            64,404
    Kraft Foods, Inc. Class A...................................................          17,503           670,365
    Kroger Co. (The)............................................................           1,900            45,144
   #Lancaster Colony Corp.......................................................             500            34,745
   #*Lifeway Foods, Inc.........................................................             200             1,864
    McCormick & Co., Inc........................................................             500            25,270
   *Medifast, Inc...............................................................             300             4,944
    Nash-Finch Co...............................................................             400            11,684
   *National Beverage Corp......................................................             500             8,365
   *Omega Protein Corp..........................................................             700             6,027
   *Overhill Farms, Inc.........................................................             400             1,632
   *Pantry, Inc.................................................................             700             8,428
    PepsiCo, Inc................................................................           2,979           195,631
   *Pilgrim's Pride Corp........................................................           1,480             7,962
    PriceSmart, Inc.............................................................             900            59,985
    Procter & Gamble Co. (The)..................................................           9,400           592,576
   *Ralcorp Holdings, Inc.......................................................             600            52,470
   *Revlon, Inc.................................................................             200             3,152
   #Rocky Mountain Chocolate Factory, Inc.......................................             200             1,732
    Ruddick Corp................................................................             900            36,306
   #Safeway, Inc................................................................           3,600            79,128
   #Sanderson Farms, Inc........................................................             600            30,564
    Sara Lee Corp...............................................................           1,900            36,385
   *Seneca Foods Corp. Class A..................................................             200             5,786
   *Smart Balance, Inc..........................................................             908             4,812
   *Smithfield Foods, Inc.......................................................           3,000            66,990
    Snyders-Lance, Inc..........................................................           1,396            32,094
    Spartan Stores, Inc.........................................................             700            13,118
   *Spectrum Brands Holdings, Inc...............................................           1,011            29,268
   #SUPERVALU, Inc..............................................................           4,400            30,404
   *Susser Holdings Corp........................................................             800            19,080
    Sysco Corp..................................................................           1,100            33,121
   #Tootsie Roll Industries, Inc................................................             944            22,883
   *TreeHouse Foods, Inc........................................................             567            32,058
    Tyson Foods, Inc. Class A...................................................           4,122            76,834
   *United Natural Foods, Inc...................................................             900            39,645
    Village Super Market, Inc. Class A..........................................             194             6,160
    Wal-Mart Stores, Inc........................................................           6,200           380,432
    WD-40 Co....................................................................             200             8,748
    Weis Markets, Inc...........................................................             788            33,309

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   #Whole Foods Market, Inc.....................................................           1,200   $        88,836
   *Winn-Dixie Stores, Inc......................................................           1,100            10,395
                                                                                                   ---------------
Total Consumer Staples..........................................................                         4,811,064
                                                                                                   ---------------
Energy -- (12.2%)
    Alon USA Energy, Inc........................................................           1,100            10,626
   *Alpha Natural Resources, Inc................................................             900            18,108
    Anadarko Petroleum Corp.....................................................           3,500           282,520
    Apache Corp.................................................................           2,351           232,467
   #*Approach Resources, Inc....................................................             500            17,565
    Arch Coal, Inc..............................................................           1,500            21,645
   *Atwood Oceanics, Inc........................................................             950            43,681
    Baker Hughes, Inc...........................................................           2,161           106,170
   *Basic Energy Services, Inc..................................................             800            14,408
    Berry Petroleum Co. Class A.................................................           1,100            49,511
   *Bill Barrett Corp...........................................................           1,500            41,430
   *BioFuel Energy Corp.........................................................             126                77
   *BPZ Resources, Inc..........................................................           2,400             7,824
    Bristow Group, Inc..........................................................           1,060            52,004
    Cabot Oil & Gas Corp........................................................           3,400           108,460
   *Cameron International Corp..................................................             700            37,240
   #CARBO Ceramics, Inc.........................................................             200            19,450
   #*Carrizo Oil & Gas, Inc.....................................................             900            21,861
    Chesapeake Energy Corp......................................................           4,900           103,537
    Chevron Corp................................................................          17,800         1,834,824
    Cimarex Energy Co...........................................................           1,000            58,380
   *Clayton Williams Energy, Inc................................................             400            32,556
   #*Clean Energy Fuels Corp....................................................             800            11,968
   *Cloud Peak Energy, Inc......................................................           1,200            22,740
   *Cobalt International Energy, Inc............................................           1,059            21,222
   *Complete Production Services, Inc...........................................           1,900            64,030
   *Comstock Resources, Inc.....................................................           1,300            15,652
   *Concho Resources, Inc.......................................................             828            88,314
    ConocoPhillips..............................................................           8,900           607,069
    Consol Energy, Inc..........................................................           1,100            39,314
   *Contango Oil & Gas Co.......................................................             300            18,684
   #*Continental Resources, Inc.................................................             100             8,068
   *Crosstex Energy, Inc........................................................           1,700            21,352
   *CVR Energy, Inc.............................................................           1,900            47,386
   *Dawson Geophysical Co.......................................................             200             7,118
    Delek US Holdings, Inc......................................................             700             8,813
   *Denbury Resources, Inc......................................................           3,491            65,840
    Devon Energy Corp...........................................................           2,709           172,861
   #Diamond Offshore Drilling, Inc..............................................             800            49,840
   *Double Eagle Petroleum Co...................................................             200             1,326
   #*Dresser-Rand Group, Inc....................................................             400            20,492
   *Dril-Quip, Inc..............................................................             500            32,985
    El Paso Corp................................................................           3,600            96,732
   #*Endeavour International Corp...............................................             700             7,406
    Energen Corp................................................................             400            19,268
   *Energy Partners, Ltd........................................................             562             8,981
   *ENGlobal Corp...............................................................             400               840
    EOG Resources, Inc..........................................................           1,771           187,974
    EQT Corp....................................................................             400            20,208
    Exxon Mobil Corp............................................................          18,260         1,529,092
   *FMC Technologies, Inc.......................................................             900            45,999
   *Forest Oil Corp.............................................................           1,200            15,600
   #*FX Energy, Inc.............................................................             300             1,656
   *Geokinetics, Inc............................................................             415               975
   *GeoResources, Inc...........................................................             400            12,244
   *Green Plains Renewable Energy, Inc..........................................             700             7,945

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
    Gulf Island Fabrication, Inc................................................             520   $        15,782
   *Gulfmark Offshore, Inc. Class A.............................................             900            41,148
   *Gulfport Energy Corp........................................................             700            23,009
    Halliburton Co..............................................................           1,600            58,848
   #*Harvest Natural Resources, Inc.............................................           1,100             7,568
   *Helix Energy Solutions Group, Inc...........................................           3,300            54,285
    Helmerich & Payne, Inc......................................................           1,200            74,052
   *Hercules Offshore, Inc......................................................           1,400             6,286
    Hess Corp...................................................................           2,280           128,364
   *HKN, Inc....................................................................             699             1,754
    HollyFrontier Corp..........................................................           1,784            52,343
   *Hornbeck Offshore Services, Inc.............................................             800            26,152
   *ION Geophysical Corp........................................................           2,800            20,804
   *Key Energy Services, Inc....................................................           1,500            21,720
   *Kodiak Oil & Gas Corp.......................................................             723             6,558
   *Lone Pine Resources, Inc....................................................             367             2,448
    Lufkin Industries, Inc......................................................             200            15,044
    Marathon Oil Corp...........................................................           5,200           163,228
    Marathon Petroleum Corp.....................................................           2,400            91,728
   *Matrix Service Co...........................................................             500             5,820
   #*McMoran Exploration Co.....................................................           1,698            19,918
   *Mitcham Industries, Inc.....................................................             300             6,588
    Murphy Oil Corp.............................................................           1,967           117,233
   *Nabors Industries, Ltd......................................................             300             5,586
    National Oilwell Varco, Inc.................................................           3,000           221,940
   *Natural Gas Services Group, Inc.............................................             200             2,758
   *Newfield Exploration Co.....................................................           1,780            67,302
   *Newpark Resources, Inc......................................................           3,400            27,676
    Noble Energy, Inc...........................................................             900            90,603
   #*Northern Oil & Gas, Inc....................................................             800            20,000
   #*Oasis Petroleum, Inc.......................................................             552            18,624
    Occidental Petroleum Corp...................................................           2,800           279,356
    Oceaneering International, Inc..............................................             600            29,154
   *Oil States International, Inc...............................................             600            47,814
   #Overseas Shipholding Group, Inc.............................................           1,000            12,710
   *OYO Geospace Corp...........................................................             200            17,602
    Panhandle Oil & Gas, Inc. Class A...........................................             200             5,748
   *Parker Drilling Co..........................................................           3,000            19,500
   #*Patriot Coal Corp..........................................................             580             4,408
    Patterson-UTI Energy, Inc...................................................           4,300            81,141
    Peabody Energy Corp.........................................................             500            17,045
    Penn Virginia Corp..........................................................           1,600             7,408
   *Petroleum Development Corp..................................................             600            18,678
   #*PetroQuest Energy, Inc.....................................................           1,200             7,704
   *PHI, Inc....................................................................             400            10,544
   *Pioneer Drilling Co.........................................................           1,900            16,948
    Pioneer Natural Resources Co................................................           1,100           109,230
   *Plains Exploration & Production Co..........................................           2,100            79,212
    QEP Resources, Inc..........................................................           2,300            65,872
   #*Quicksilver Resources, Inc.................................................           1,800             9,018
    Range Resources Corp........................................................             600            34,512
   *Rex Energy Corp.............................................................           1,300            12,298
   *Rosetta Resources, Inc......................................................           1,100            52,789
   *Rowan Cos., Inc.............................................................           2,000            68,020
   #RPC, Inc....................................................................             800            12,200
   *SandRidge Energy, Inc.......................................................           2,028            15,778
    Schlumberger, Ltd...........................................................           2,072           155,752
   *SEACOR Holdings, Inc........................................................             500            45,765
   *SemGroup Corp. Class A......................................................             400            10,588
   #Ship Finance International, Ltd.............................................           1,700            19,091
    SM Energy Co................................................................             500            36,290

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
    Southern Union Co...........................................................           1,300   $        56,381
   *Southwestern Energy Co......................................................             600            18,684
    Spectra Energy Corp.........................................................           1,345            42,354
   *Stone Energy Corp...........................................................           1,200            33,660
    Sunoco, Inc.................................................................           1,200            46,032
   #*Superior Energy Services, Inc..............................................           1,800            51,318
   *Swift Energy Co.............................................................             900            29,835
    Teekay Corp.................................................................           1,000            27,420
   *Tesco Corp..................................................................             818            11,354
   *Tesoro Corp.................................................................           2,703            67,656
   *Tetra Technologies, Inc.....................................................           2,300            21,482
   *TGC Industries, Inc.........................................................             578             4,716
    Tidewater, Inc..............................................................           1,500            80,775
   #*Toreador Resources Corp....................................................             476             2,209
   #*Triangle Petroleum Corp....................................................             400             2,736
   *Ultra Petroleum Corp........................................................             200             4,806
   *Union Drilling, Inc.........................................................             800             5,144
   *Unit Corp...................................................................           1,100            49,775
   #*USEC, Inc..................................................................           2,500             4,775
   *VAALCO Energy, Inc..........................................................           1,700            10,574
    Valero Energy Corp..........................................................           5,000           119,950
   *Venoco, Inc.................................................................             623             6,610
    W&T Offshore, Inc...........................................................           1,400            30,254
   *Warren Resources, Inc.......................................................           1,500             5,340
   *Weatherford International, Ltd..............................................           3,858            64,583
   #*Western Refining, Inc......................................................           1,800            29,754
   *Westmoreland Coal Co........................................................             200             2,420
   *Whiting Petroleum Corp......................................................           1,400            70,126
    Williams Cos., Inc. (The)...................................................           1,324            38,158
   #World Fuel Services Corp....................................................           1,600            72,608
   *WPX Energy, Inc.............................................................             441             7,273
                                                                                                   ---------------
Total Energy....................................................................                        10,130,444
                                                                                                   ---------------
Financials -- (18.2%)
    1st Source Corp.............................................................             500            12,520
   *1st United Bancorp, Inc.....................................................             500             2,880
   *21st Century Holding Co.....................................................             200               640
    ACE, Ltd....................................................................           1,737           120,895
    Advance America Cash Advance Centers, Inc...................................           1,700            13,379
   *Affiliated Managers Group, Inc..............................................             500            50,255
   *Affirmative Insurance Holdings, Inc.........................................             200               228
   *Allegheny Corp..............................................................             216            62,500
   #Alliance Financial Corp.....................................................              47             1,464
    Allied World Assurance Co. Holdings AG......................................             574            35,318
    Allstate Corp. (The)........................................................           3,700           106,745
    Alterra Capital Holdings, Ltd...............................................           1,880            45,440
   *Altisource Portfolio Solutions SA...........................................             218            11,661
   *American Capital, Ltd.......................................................           6,128            50,372
    American Equity Investment Life Holding Co..................................           1,700            19,601
    American Express Co.........................................................           2,100           105,294
    American Financial Group, Inc...............................................           2,700            99,009
   *American International Group, Inc...........................................             499            12,530
    American National Bankshares, Inc...........................................             200             4,130
    American National Insurance Co..............................................             300            21,855
   *American Safety Insurance Holdings, Ltd.....................................             200             4,350
    Ameriprise Financial, Inc...................................................           1,600            85,680
   *Ameris Bancorp..............................................................             450             4,824
   *AMERISAFE, Inc..............................................................             500            12,290
   *AmeriServe Financial, Inc...................................................             560             1,277
    AmTrust Financial Services, Inc.............................................           1,200            31,116
    Aon Corp....................................................................             900            43,587

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *Arch Capital Group, Ltd.....................................................           1,278   $        46,072
    Argo Group International Holdings, Ltd......................................             600            17,286
    Arrow Financial Corp........................................................             100             2,625
    Aspen Insurance Holdings, Ltd...............................................           1,400            37,184
   *Asset Acceptance Capital Corp...............................................           1,000             4,640
    Associated Banc-Corp........................................................           3,800            47,348
    Assured Guaranty, Ltd.......................................................           2,359            36,588
    Asta Funding, Inc...........................................................             300             2,244
    Astoria Financial Corp......................................................           2,600            21,658
   *Avatar Holdings, Inc........................................................             500             4,885
    Axis Capital Holdings, Ltd..................................................           1,300            40,014
    Baldwin & Lyons, Inc. Class B...............................................             100             2,194
    BancFirst Corp..............................................................             497            19,960
   *Bancorp, Inc................................................................             400             3,208
   #BancorpSouth, Inc...........................................................           2,400            26,952
    Bank Mutual Corp............................................................           1,000             4,010
    Bank of America Corp........................................................          52,133           371,708
    Bank of Hawaii Corp.........................................................             900            41,148
    Bank of Kentucky Financial Corp.............................................             108             2,555
    Bank of New York Mellon Corp. (The).........................................           9,100           183,183
    Bank of the Ozarks, Inc.....................................................             800            22,392
    BankFinancial Corp..........................................................             800             4,432
    Banner Corp.................................................................             471             9,250
    BB&T Corp...................................................................           5,900           160,421
   *BBCN Bancorp, Inc...........................................................             900             9,108
    Beacon Federal Bancorp, Inc.................................................             224             3,183
   *Beneficial Mutual Bancorp, Inc..............................................           1,200            10,620
   *Berkshire Hathaway, Inc.....................................................           2,400           188,088
    Berkshire Hills Bancorp, Inc................................................             727            16,445
   #BGC Partners, Inc. Class A..................................................             800             5,008
    BlackRock, Inc..............................................................             300            54,600
   *BofI Holding, Inc...........................................................             218             3,643
    BOK Financial Corp..........................................................             634            35,314
    Boston Private Financial Holdings, Inc......................................           1,800            14,832
   *Bridge Capital Holdings.....................................................             114             1,233
    Brookline Bancorp, Inc......................................................           2,224            20,616
   .*Brooklyn Federal Bancorp, Inc. Escrow Shares...............................             100                --
    Brown & Brown, Inc..........................................................           2,525            57,520
    Bryn Mawr Bank Corp.........................................................             100             2,011
    Calamos Asset Management, Inc. Class A......................................             200             2,498
    California First National Bancorp...........................................               3                48
    Camden National Corp........................................................             200             6,880
   #Capital City Bank Group, Inc................................................             600             5,250
    Capital One Financial Corp..................................................           3,500           160,125
   *CapitalSource, Inc..........................................................           6,300            43,533
    Capitol Federal Financial, Inc..............................................           3,331            38,473
    Cardinal Financial Corp.....................................................             700             7,847
   #Cash America International, Inc.............................................           1,000            43,860
    Cathay General Bancorp......................................................           1,600            25,184
    CBOE Holdings, Inc..........................................................             300             7,677
   *CBRE Group, Inc. Class A....................................................           1,100            21,230
    Center Bancorp, Inc.........................................................             448             4,278
    Centerstate Banks, Inc......................................................             200             1,410
   *Central Pacific Financial Corp..............................................             828            11,286
    Charles Schwab Corp. (The)..................................................           2,838            33,063
    Chemical Financial Corp.....................................................             800            18,104
   *Chicopee Bancorp, Inc.......................................................              89             1,279
   #Chubb Corp. (The)...........................................................           2,912           196,298
   #Cincinnati Financial Corp...................................................           2,860            93,465
   *CIT Group, Inc..............................................................           2,071            78,988
    Citigroup, Inc..............................................................           7,064           217,006

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *Citizens Community Bancorp, Inc.............................................             300   $         1,725
   *Citizens, Inc...............................................................           1,100            11,341
   #City Holding Co.............................................................             400            14,216
   #City National Corp..........................................................           1,200            55,056
    Clifton Savings Bancorp, Inc................................................             200             2,048
    CME Group, Inc..............................................................             400            95,804
    CNA Financial Corp..........................................................           2,921            80,415
   *CNO Financial Group, Inc....................................................           5,100            34,272
   #CoBiz Financial, Inc........................................................             800             4,784
   #Cohen & Steers, Inc.........................................................             404            13,643
    Columbia Banking System, Inc................................................           1,000            21,000
    Comerica, Inc...............................................................           3,107            85,971
   #Commerce Bancshares, Inc....................................................           1,820            70,652
    Community Bank System, Inc..................................................             700            19,152
    Community Trust Bancorp, Inc................................................             500            15,405
    Consolidated-Tokoma Land Co.................................................             200             5,720
   *Cowen Group, Inc. Class A...................................................             600             1,620
    Crawford & Co. Class A......................................................             200               780
    Crawford & Co. Class B......................................................             200             1,136
   *Credit Acceptance Corp......................................................             200            16,884
   #Cullen Frost Bankers, Inc...................................................           1,320            73,484
   #CVB Financial Corp..........................................................           3,160            33,275
    Delphi Financial Group, Inc. Class A........................................           1,300            57,863
   *DFC Global Corp.............................................................             849            16,725
    Dime Community Bancshares, Inc..............................................             700             9,646
    Discover Financial Services.................................................           2,800            76,104
    Donegal Group, Inc. Class A.................................................             700            10,682
   *E*Trade Financial Corp......................................................           2,950            24,161
    East West Bancorp, Inc......................................................           3,323            72,973
   #Eaton Vance Corp............................................................             600            15,414
    Edelman Financial Group, Inc................................................             700             4,998
    EMC Insurance Group, Inc....................................................             235             5,304
    Employers Holdings, Inc.....................................................           1,200            21,552
   *Encore Capital Group, Inc...................................................             500            11,750
    Endurance Specialty Holdings, Ltd...........................................           1,180            44,132
   *Enstar Group, Ltd...........................................................             200            19,906
    Enterprise Financial Services Corp..........................................             428             5,303
    Erie Indemnity Co...........................................................             500            38,335
    ESB Financial Corp..........................................................             572             8,002
    Evercore Partners, Inc. Class A.............................................             500            14,095
    Everest Re Group, Ltd.......................................................             700            59,780
   *EZCORP, Inc.................................................................           1,100            29,502
   #F.N.B. Corp.................................................................           2,768            32,441
    FBL Financial Group, Inc. Class A...........................................             800            27,792
    Federal Agricultural Mortgage Corp. Class C.................................             200             3,880
   #Federated Investors, Inc. Class B...........................................             700            11,956
    Fidelity National Financial, Inc. Class A...................................           5,500           100,045
    Fifth Third Bancorp.........................................................           7,310            95,103
    Financial Institutions, Inc.................................................             200             3,418
   *First Acceptance Corp.......................................................           1,000             1,150
    First American Financial Corp...............................................           2,600            38,532
    First Bancorp...............................................................             600             6,984
   #First Bancorp, Inc..........................................................             147             2,351
    First Busey Corp............................................................           1,600             8,016
   *First Cash Financial Services, Inc..........................................             844            33,971
    First Citizens BancShares, Inc. Class A.....................................             250            44,105
    First Commonwealth Financial Corp...........................................           2,400            13,296
    First Community Bancshares, Inc.............................................             400             5,104
    First Financial Bancorp.....................................................           1,800            31,284
   #First Financial Bankshares, Inc.............................................             600            20,448
    First Financial Corp........................................................             300            10,506

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    First Financial Holdings, Inc...............................................             400   $         3,884
    First Horizon National Corp.................................................           5,812            50,739
   *First Marblehead Corp. (The)................................................           2,100             2,646
    First Merchants Corp........................................................             300             2,955
    First Midwest Bancorp, Inc..................................................           1,400            15,232
    First Niagara Financial Group, Inc..........................................           6,658            63,717
   *First South Bancorp, Inc....................................................             400             1,408
   *FirstCity Financial Corp....................................................             400             3,236
    FirstMerit Corp.............................................................           2,939            46,113
    Flagstone Reinsurance Holdings SA...........................................           2,200            19,206
    Flushing Financial Corp.....................................................             700             9,177
   *Forest City Enterprises, Inc. Class B.......................................             409             5,382
   *Forestar Group, Inc.........................................................             500             7,960
    Fox Chase Bancorp, Inc......................................................             446             5,637
    Franklin Resources, Inc.....................................................             400            42,440
    Fulton Financial Corp.......................................................           5,340            49,609
    Gallagher (Arthur J.) & Co..................................................           1,400            46,676
    GAMCO Investors, Inc........................................................             160             7,440
   *Genworth Financial, Inc. Class A............................................           2,200            16,962
   #German American Bancorp, Inc................................................             482             9,698
   *GFI Group, Inc..............................................................           3,664            16,964
    Glacier Bancorp, Inc........................................................           1,700            23,749
   *Global Indemnity P.L.C......................................................             550            11,050
    Goldman Sachs Group, Inc. (The).............................................           3,440           383,457
   #Great Southern Bancorp, Inc.................................................             500            12,150
   #*Green Dot Corp. Class A....................................................             100             2,838
   *Greene Bancshares, Inc......................................................             403               512
   #Greenhill & Co., Inc........................................................             200             9,312
   *Greenlight Capital Re, Ltd. Class A.........................................             700            17,969
   *Guaranty Bancorp............................................................             315               469
   *Hallmark Financial Services, Inc............................................             800             5,536
    Hancock Holding Co..........................................................           1,936            64,275
    Hanover Insurance Group, Inc. (The).........................................           1,300            47,268
    Harleysville Group, Inc.....................................................             849            47,985
   *Harris & Harris Group, Inc..................................................           1,000             4,420
    Hartford Financial Services Group, Inc......................................           3,838            67,242
    HCC Insurance Holdings, Inc.................................................           2,600            72,176
    Heartland Financial USA, Inc................................................             310             5,115
   #*Heritage Commerce Corp.....................................................             600             2,976
    Heritage Financial Corp.....................................................             249             3,493
    Heritage Financial Group, Inc...............................................             114             1,310
    HF Financial Corp...........................................................              99             1,124
   *HFF, Inc....................................................................             500             7,055
   *Hilltop Holdings, Inc.......................................................           1,200            10,356
   *Home Bancorp, Inc...........................................................             200             3,192
    Home Bancshares, Inc........................................................             600            15,636
    Home Federal Bancorp, Inc...................................................             615             6,341
    Horace Mann Educators Corp..................................................           1,200            18,768
    Hudson City Bancorp, Inc....................................................           7,200            48,456
    Hudson Valley Holding Corp..................................................             110             2,415
    Huntington Bancshares, Inc..................................................          14,280            81,539
    IBERIABANK Corp.............................................................             700            36,596
   *ICG Group, Inc..............................................................             900             8,073
   #Independent Bank Corp.......................................................             618            17,143
    Interactive Brokers Group, Inc. Class A.....................................             900            13,608
   *IntercontinentalExchange, Inc...............................................             177            20,263
    International Bancshares Corp...............................................           1,400            26,908
   *Intervest Bancshares Corp. Class A..........................................             200               580
   *INTL FCStone, Inc...........................................................             500            12,840
    Invesco, Ltd................................................................           3,687            83,216
   *Investment Technology Group, Inc............................................           1,300            14,742

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *Investors Bancorp, Inc......................................................           2,632   $        38,848
   #Janus Capital Group, Inc....................................................           2,400            18,888
    Jefferies Group, Inc........................................................           2,700            41,067
    Jones Lang LaSalle, Inc.....................................................             900            70,884
    JPMorgan Chase & Co.........................................................          28,409         1,059,656
    Kaiser Federal Financial Group, Inc.........................................             287             3,797
   #KBW, Inc....................................................................             100             1,733
    Kearny Financial Corp.......................................................           1,800            16,614
    Kemper Corp.................................................................           1,700            50,609
    Kennedy-Wilson Holdings, Inc................................................             873            11,724
    KeyCorp.....................................................................          15,000           116,550
   *Knight Capital Group, Inc. Class A..........................................           1,953            25,369
    Lakeland Bancorp, Inc.......................................................             840             8,375
    Lakeland Financial Corp.....................................................             508            12,873
    Legg Mason, Inc.............................................................           2,679            68,234
    Leucadia National Corp......................................................           1,800            49,968
    Lincoln National Corp.......................................................           4,300            92,622
    LNB Bancorp, Inc............................................................             200             1,082
    Loews Corp..................................................................           2,300            85,813
    M&T Bank Corp...............................................................           1,400           111,636
    Maiden Holdings, Ltd........................................................           1,200            11,184
    MainSource Financial Group, Inc.............................................             700             6,573
   *Markel Corp.................................................................             200            80,614
    MarketAxess Holdings, Inc...................................................             896            27,821
    Marlin Business Services Corp...............................................             400             5,724
    Marsh & McLennan Cos., Inc..................................................           1,000            31,590
   *Maui Land & Pineapple Co., Inc..............................................             240               977
    MB Financial, Inc...........................................................           1,200            21,780
   #*MBIA, Inc..................................................................           3,887            47,888
    MCG Capital Corp............................................................           2,300            10,764
    Meadowbrook Insurance Group, Inc............................................           1,400            13,958
    Medallion Financial Corp....................................................             600             6,654
    Merchants Bancshares, Inc...................................................             114             3,243
    Mercury General Corp........................................................           1,600            69,920
   *Meridian Interstate Bancorp, Inc............................................             200             2,584
    MetLife, Inc................................................................           6,648           234,874
    MidSouth Bancorp, Inc.......................................................              72               940
    MidWestOne Financial Group, Inc.............................................             196             3,210
    Montpelier Re Holdings, Ltd.................................................           1,781            30,936
    Moody's Corp................................................................             600            22,338
    Morgan Stanley..............................................................          10,780           201,047
   *MSCI, Inc...................................................................             400            13,032
   *NASDAQ OMX Group, Inc. (The)................................................           2,399            59,447
   *National Financial Partners Corp............................................             800            12,320
    National Interstate Corp....................................................             500            13,055
    National Penn Bancshares, Inc...............................................           2,248            19,535
    National Western Life Insurance Co. Class A.................................              11             1,589
   *Navigators Group, Inc. (The)................................................             400            19,112
   #NBT Bancorp, Inc............................................................             900            20,250
    Nelnet, Inc. Class A........................................................           1,000            24,650
    New England Bancshares, Inc.................................................             200             2,003
   #New York Community Bancorp, Inc.............................................           6,800            86,292
   *NewStar Financial, Inc......................................................             732             7,115
    Northeast Community Bancorp, Inc............................................             500             3,430
    Northern Trust Corp.........................................................           1,400            57,694
    Northfield Bancorp, Inc.....................................................             400             5,880
    Northrim Bancorp, Inc.......................................................             200             4,018
    Northwest Bancshares, Inc...................................................           3,150            38,808
    NYSE Euronext, Inc..........................................................           4,100           108,896
    Ocean Shore Holding Co......................................................             183             1,920
    OceanFirst Financial Corp...................................................             600             8,130

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *Ocwen Financial Corp........................................................           3,500   $        50,365
    Old National Bancorp........................................................           2,100            24,717
    Old Republic International Corp.............................................           6,700            66,196
   *Old Second Bancorp, Inc.....................................................             400               488
    OneBeacon Insurance Group, Ltd. Class A.....................................             800            12,704
    Oppenheimer Holdings, Inc. Class A..........................................             400             6,976
    Oriental Financial Group, Inc...............................................           1,300            14,872
    Oritani Financial Corp......................................................           1,100            14,267
   #*Pacific Capital Bancorp....................................................             300             8,370
    Pacific Continental Corp....................................................              68               602
   *Pacific Mercantile Bancorp..................................................             400             1,480
    PacWest Bancorp.............................................................             900            19,143
   #Park National Corp..........................................................             540            37,384
    PartnerRe, Ltd..............................................................             970            63,457
    Peapack-Gladstone Financial Corp............................................             184             2,107
    Penns Woods Bancorp, Inc....................................................              71             2,811
   #*Penson Worldwide, Inc......................................................             100               145
    Peoples Bancorp, Inc........................................................             400             6,264
    People's United Financial, Inc..............................................           5,600            69,048
   #*PHH Corp...................................................................           1,100            12,749
   *Phoenix Cos., Inc. (The)....................................................             800             1,648
   *PICO Holdings, Inc..........................................................             700            15,449
   #*Pinnacle Financial Partners, Inc...........................................             638            10,744
    Platinum Underwriters Holdings, Ltd.........................................             800            27,400
    PNC Financial Services Group, Inc...........................................           4,300           253,356
   *Popular, Inc................................................................           1,100             1,727
   #*Portfolio Recovery Associates, Inc.........................................             500            32,475
    Presidential Life Corp......................................................             300             3,345
    Primerica, Inc..............................................................             958            23,471
    PrivateBancorp, Inc.........................................................             700             9,898
    ProAssurance Corp...........................................................             900            73,467
   *Progressive Corp............................................................           2,100            42,588
   #Prosperity Bancshares, Inc..................................................           1,000            41,510
    Protective Life Corp........................................................           2,200            55,022
    Provident Financial Services, Inc...........................................           1,800            24,912
    Provident New York Bancorp..................................................             997             8,235
    Prudential Financial, Inc...................................................           3,600           206,064
   #Pulaski Financial Corp......................................................             143             1,038
    QC Holdings, Inc............................................................             500             1,660
   #Radian Group, Inc...........................................................             200               550
   #Raymond James Financial, Inc................................................           1,929            67,515
    Regions Financial Corp......................................................          16,700            87,174
    Reinsurance Group of America, Inc...........................................           1,225            66,750
    RenaissanceRe Holdings, Ltd.................................................             620            45,328
    Renasant Corp...............................................................             700            11,046
    Republic Bancorp, Inc. Class A..............................................             400            10,164
    Resource America, Inc. Class A..............................................             500             2,785
   *Riverview Bancorp, Inc......................................................             500             1,030
   #RLI Corp....................................................................             660            47,071
    Rockville Financial, Inc....................................................             910             9,901
    Roma Financial Corp.........................................................             210             2,167
    S&T Bancorp, Inc............................................................             700            15,197
    S.Y. Bancorp, Inc...........................................................             300             6,579
    Safety Insurance Group, Inc.................................................             500            20,955
    Sandy Spring Bancorp, Inc...................................................             500             9,130
    SCBT Financial Corp.........................................................             300             9,279
    SeaBright Holdings, Inc.....................................................             600             4,812
    SEI Investments Co..........................................................           1,554            28,547
    Selective Insurance Group, Inc..............................................           1,500            26,970
    Sierra Bancorp..............................................................             286             2,611
   *Signature Bank..............................................................             542            31,517

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    Simmons First National Corp. Class A........................................             600   $        16,530
    SLM Corp....................................................................           3,844            57,468
   *Southern Community Financial Corp...........................................             401               489
    Southside Bancshares, Inc...................................................             488            10,443
   #*Southwest Bancorp, Inc.....................................................             600             5,010
   #*St. Joe Co. (The)..........................................................             405             6,468
    StanCorp Financial Group, Inc...............................................           1,300            50,258
    State Auto Financial Corp...................................................           1,300            16,276
    State Street Corp...........................................................           2,594           101,633
    StellarOne Corp.............................................................             200             2,456
    Sterling Bancorp............................................................             500             4,775
   #Stewart Information Services Corp...........................................             400             5,460
   *Stifel Financial Corp.......................................................           1,374            49,546
   #*Suffolk Bancorp............................................................             200             2,432
   *Sun Bancorp, Inc............................................................             771             2,251
    SunTrust Banks, Inc.........................................................           4,500            92,565
   #Susquehanna Bancshares, Inc.................................................           3,372            30,820
   *SVB Financial Group.........................................................             900            52,236
    SWS Group, Inc..............................................................             600             4,410
    Symetra Financial Corp......................................................           1,508            13,904
    Synovus Financial Corp......................................................           3,400             5,916
    T. Rowe Price Group, Inc....................................................             400            23,136
   *Taylor Capital Group, Inc...................................................             466             5,764
   #TCF Financial Corp..........................................................           2,900            29,116
    TD Ameritrade Holding Corp..................................................           2,100            33,831
   *Tejon Ranch Co..............................................................             451            12,854
    Territorial Bancorp, Inc....................................................             100             2,068
   #*Texas Capital Bancshares, Inc..............................................             900            28,548
   *TFS Financial Corp..........................................................           2,542            22,878
    Thomas Properties Group, Inc................................................             500             1,605
   #Tompkins Financial Corp.....................................................             230             9,301
    Torchmark Corp..............................................................           1,000            45,670
   #Tower Group, Inc............................................................             700            15,113
   #TowneBank...................................................................             600             7,920
    Transatlantic Holdings, Inc.................................................           1,800            99,810
    Travelers Cos., Inc. (The)..................................................           3,008           175,366
   *Tree.com, Inc...............................................................             500             2,935
    TriCo Bancshares............................................................             500             7,470
    Trustco Bank Corp...........................................................           2,160            12,074
   #Trustmark Corp..............................................................           1,700            40,069
    U.S. Bancorp................................................................           8,600           242,692
    UMB Financial Corp..........................................................           1,000            38,580
    Umpqua Holdings Corp........................................................           2,200            26,774
    Union Bankshares, Inc.......................................................              64             1,226
    Union First Market Bankshares Corp..........................................             400             5,496
   #United Bankshares, Inc......................................................           1,400            39,074
   *United Community Banks, Inc.................................................             341             2,588
    United Financial Bancorp, Inc...............................................             520             8,393
    United Fire & Casualty Co...................................................             700            13,741
    Univest Corp. of Pennsylvania...............................................             600             8,892
    Unum Group..................................................................           4,500           102,735
    Validus Holdings, Ltd.......................................................           1,600            51,312
   #Valley National Bancorp.....................................................           4,216            50,255
    ViewPoint Financial Group...................................................             571             7,760
   *Virginia Commerce Bancorp, Inc..............................................             440             3,898
    W.R. Berkley Corp...........................................................           2,300            78,821
    Waddell & Reed Financial, Inc...............................................             600            16,470
    Washington Banking Co.......................................................             290             3,840
    Washington Federal, Inc.....................................................           3,000            47,280
    Washington Trust Bancorp, Inc...............................................             517            12,765
   *Waterstone Financial, Inc...................................................           1,000             2,450

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    Webster Financial Corp......................................................           1,500   $        31,800
    Wells Fargo & Co............................................................          31,743           927,213
    WesBanco, Inc...............................................................             500             9,980
    West Bancorporation, Inc....................................................             700             6,804
   *West Coast Bancorp..........................................................             331             5,289
    Westamerica Bancorporation..................................................             500            23,225
   *Western Alliance Bancorp....................................................           1,600            12,784
    Westfield Financial, Inc....................................................             700             5,593
    Westwood Holdings Group, Inc................................................              66             2,633
    White Mountains Insurance Group, Ltd........................................             300           135,372
    Willis Group Holdings P.L.C.................................................           1,454            56,517
   *Wilshire Bancorp, Inc.......................................................             300             1,050
   #Wintrust Financial Corp.....................................................             601            18,421
   #*World Acceptance Corp......................................................             300            19,116
    XL Group P.L.C..............................................................           3,323            67,357
    Zions Bancorporation........................................................           3,900            65,676
   *ZipRealty, Inc..............................................................             600               654
                                                                                                   ---------------
Total Financials................................................................                        15,090,795
                                                                                                   ---------------
Industrials -- (14.6%)
   #*3D Systems Corp............................................................             600            11,472
    3M Co.......................................................................           1,200           104,052
    A.O. Smith Corp.............................................................             850            36,108
    AAON, Inc...................................................................             640            12,960
    AAR Corp....................................................................           1,100            23,309
    ABM Industries, Inc.........................................................           1,200            26,040
   *Acacia Research - Acacia Technologies.......................................             295            12,142
   *ACCO Brands Corp............................................................             100             1,062
    Actuant Corp. Class A.......................................................           1,600            40,560
    Acuity Brands, Inc..........................................................             400            23,292
   *Advisory Board Co. (The)....................................................             200            15,256
   *AECOM Technology Corp.......................................................           1,744            39,920
   *Aegion Corp.................................................................           1,100            18,777
   #*Aerovironment, Inc.........................................................             700            19,509
   *AGCO Corp...................................................................           1,100            56,023
   *Air Transport Services Group, Inc...........................................             600             3,606
    Alamo Group, Inc............................................................             400            11,640
   *Alaska Air Group, Inc.......................................................             800            60,904
    Albany International Corp. Class A..........................................             660            15,853
    Alexander & Baldwin, Inc....................................................           1,000            47,300
   #*Allegiant Travel Co........................................................             300            16,491
    Alliant Techsystems, Inc....................................................             648            38,498
  .*Allied Defense Group, Inc...................................................             300               945
   *Altra Holdings, Inc.........................................................             800            15,352
    Amerco, Inc.................................................................             600            58,032
   *Ameresco, Inc. Class A......................................................             500             6,555
   *American Railcar Industries, Inc............................................             600            15,660
   *American Reprographics Co...................................................             900             5,409
    American Science & Engineering, Inc.........................................             200            14,300
    American Woodmark Corp......................................................             490             6,968
    AMETEK, Inc.................................................................             550            25,850
    Ampco-Pittsburgh Corp.......................................................             300             6,435
    Apogee Enterprises, Inc.....................................................           1,000            13,750
    Applied Industrial Technologies, Inc........................................             900            34,722
    Argan, Inc..................................................................              79             1,146
    Arkansas Best Corp..........................................................             600            10,872
   *Armstrong World Industries, Inc.............................................             749            34,978
   *Astec Industries, Inc.......................................................             500            16,910
   *Astronics Corp..............................................................             400            13,324
   *Astronics Corp. Class B.....................................................              40             1,334
   *Atlas Air Worldwide Holdings, Inc...........................................             850            40,490

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
    Avery Dennison Corp.........................................................           1,326   $        36,001
   #*Avis Budget Group, Inc.....................................................           2,700            38,745
    AZZ, Inc....................................................................             300            14,727
   *Babcock & Wilcox Co. (The)..................................................           1,200            29,820
    Badger Meter, Inc...........................................................             300             9,642
   *Baldwin Technology Co., Inc. Class A........................................             300               270
    Barnes Group, Inc...........................................................           1,200            30,348
    Barrett Business Services, Inc..............................................             300             5,775
   *BE Aerospace, Inc...........................................................           1,100            46,420
   *Beacon Roofing Supply, Inc..................................................             800            18,288
    Belden, Inc.................................................................           1,200            47,052
   *Blount International, Inc...................................................             500             8,210
   *BlueLinx Holdings, Inc......................................................           2,045             3,661
    Boeing Co. (The)............................................................           1,000            74,180
    Brady Corp. Class A.........................................................           1,100            35,607
    Briggs & Stratton Corp......................................................           1,200            18,732
    Brink's Co. (The)...........................................................             997            28,105
    C.H. Robinson Worldwide, Inc................................................             300            20,652
   *CAI International, Inc......................................................             600            10,452
    Carlisle Cos., Inc..........................................................           1,000            47,730
    Cascade Corp................................................................             400            22,728
   *Casella Waste Systems, Inc. Class A.........................................             700             4,809
    Caterpillar, Inc............................................................           1,000           109,120
   #*CBIZ, Inc..................................................................           1,300             8,151
    CDI Corp....................................................................             700            10,479
    CECO Environmental Corp.....................................................             200             1,284
    Celadon Group, Inc..........................................................             500             7,475
   *Cenveo, Inc.................................................................             300             1,005
   *Ceradyne, Inc...............................................................             600            19,854
   *Chart Industries, Inc.......................................................             383            21,356
    Chase Corp..................................................................             200             2,660
   #Cintas Corp.................................................................           1,600            59,280
    CIRCOR International, Inc...................................................             500            18,955
    CLAROC, Inc.................................................................             900            46,269
   *Clean Harbors, Inc..........................................................             400            25,380
   *CNH Global N.V..............................................................             100             4,174
   *Colfax Corp.................................................................             900            27,324
   *Columbus McKinnon Corp......................................................             500             7,975
    Comfort Systems USA, Inc....................................................           1,200            14,352
   *Commercial Vehicle Group, Inc...............................................             400             5,004
   *Consolidated Graphics, Inc..................................................             300            15,237
    Con-way, Inc................................................................           1,428            45,325
    Cooper Industries P.L.C.....................................................           1,183            69,939
   *Copart, Inc.................................................................             380            17,875
    Corporate Executive Board Co................................................             300            11,799
   *Corrections Corp. of America................................................           2,300            54,119
   *CoStar Group, Inc...........................................................             363            20,571
    Courier Corp................................................................             500             6,185
    Covanta Holding Corp........................................................           3,500            50,015
   *Covenant Transportation Group, Inc. Class A.................................             100               330
   *CRA International, Inc......................................................             300             6,483
    Crane Co....................................................................             900            43,200
    CSX Corp....................................................................           7,100           160,105
    Cubic Corp..................................................................             600            27,744
    Cummins, Inc................................................................             300            31,200
    Curtiss-Wright Corp.........................................................           1,000            37,360
    Danaher Corp................................................................           2,000           105,020
    Deere & Co..................................................................             600            51,690
   *Delta Air Lines, Inc........................................................           5,168            54,522
    Deluxe Corp.................................................................             700            17,899
   *DigitalGlobe, Inc...........................................................             600             9,414

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   *Dollar Thrifty Automotive Group, Inc........................................             500   $        36,825
    Donaldson Co., Inc..........................................................             400            28,920
    Douglas Dynamics, Inc.......................................................             200             2,722
    Dover Corp..................................................................             900            57,069
   *Ducommun, Inc...............................................................             300             4,335
    Dun & Bradstreet Corp. (The)................................................             200            16,562
   *DXP Enterprises, Inc........................................................             200             6,746
   *Dycom Industries, Inc.......................................................           1,100            23,507
    Dynamic Materials Corp......................................................             200             4,420
    Eastern Co. (The)...........................................................             142             2,861
    Eaton Corp..................................................................           1,000            49,030
    EMCOR Group, Inc............................................................           1,600            46,128
    Emerson Electric Co.........................................................           1,500            77,070
   #Encore Wire Corp............................................................             700            19,110
   *Energy Recovery, Inc........................................................             992             2,450
   *EnerSys.....................................................................           1,200            34,776
    Ennis, Inc..................................................................             500             8,270
   *EnPro Industries, Inc.......................................................             600            21,186
    Equifax, Inc................................................................           1,600            62,352
    ESCO Technologies, Inc......................................................             700            21,049
   *Esterline Technologies Corp.................................................             800            48,920
    Exelis, Inc.................................................................           1,617            16,154
    Expeditors International of Washington, Inc.................................             700            31,255
   *Exponent, Inc...............................................................             300            14,655
   #Fastenal Co.................................................................           1,200            56,016
   *Federal Signal Corp.........................................................           1,700             7,191
    FedEx Corp..................................................................           2,068           189,201
   *Flanders Corp...............................................................             700             2,156
   *Flow International Corp.....................................................             920             3,468
    Flowserve Corp..............................................................             300            33,051
    Fluor Corp..................................................................             644            36,219
    Forward Air Corp............................................................             500            17,500
   *Franklin Covey Co...........................................................             700             6,160
    Franklin Electric Co., Inc..................................................             500            25,030
   #*FTI Consulting, Inc........................................................           1,000            42,820
   *Furmanite Corp..............................................................             800             6,168
    G & K Services, Inc. Class A................................................             500            16,430
    Gardner Denver Machinery, Inc...............................................             100             7,460
    GATX Corp...................................................................           1,400            60,116
   #*Genco Shipping & Trading, Ltd..............................................             700             4,900
   *GenCorp, Inc................................................................           1,200             6,588
   *Generac Holdings, Inc.......................................................             656            19,063
   #*General Cable Corp.........................................................             500            15,430
    General Dynamics Corp.......................................................           1,700           117,572
    General Electric Co.........................................................          53,365           998,459
   *Genesee & Wyoming, Inc......................................................             800            49,680
   *GEO Group, Inc. (The).......................................................           1,630            28,655
   *GeoEye, Inc.................................................................             600            13,146
   *Gibraltar Industries, Inc...................................................             800            12,536
   *Global Power Equipment Group, Inc...........................................             200             5,130
    Goodrich Corp...............................................................             600            74,850
    Gorman-Rupp Co. (The).......................................................             500            15,690
   *GP Strategies Corp..........................................................             600             8,820
    Graco, Inc..................................................................             400            18,392
   *Graftech International, Ltd.................................................           1,466            24,072
    Graham Corp.................................................................             250             5,455
    Granite Construction, Inc...................................................             800            21,304
    Great Lakes Dredge & Dock Corp..............................................           1,000             6,400
   *Greenbrier Cos., Inc........................................................             700            15,575
    Griffon Corp................................................................             500             4,985
   *H&E Equipment Services, Inc.................................................             700            11,893

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
    Hardinge, Inc...............................................................             300   $         3,189
    Harsco Corp.................................................................           2,094            46,550
   *Hawaiian Holdings, Inc......................................................           1,200             8,352
    Healthcare Services Group, Inc..............................................             630            11,775
    Heartland Express, Inc......................................................           1,500            22,230
   #HEICO Corp..................................................................             468            26,021
    HEICO Corp. Class A.........................................................             762            29,375
    Heidrick & Struggles International, Inc.....................................             400             8,792
   *Heritage-Crystal Clean, Inc.................................................              99             2,037
    Herman Miller, Inc..........................................................             600            12,672
   *Hertz Global Holdings, Inc..................................................           2,020            27,472
   *Hexcel Corp.................................................................           1,100            27,577
   *Hill International, Inc.....................................................             900             5,355
    HNI Corp....................................................................             600            16,278
    Honeywell International, Inc................................................           1,400            81,256
    Houston Wire & Cable Co.....................................................             221             3,154
   *Hub Group, Inc. Class A.....................................................             700            23,961
    Hubbell, Inc. Class A.......................................................             100             6,694
    Hubbell, Inc. Class B.......................................................           1,200            86,352
   *Hudson Highland Group, Inc..................................................             700             3,745
   #*Huntington Ingalls Industries, Inc.........................................             999            37,642
   *Hurco Cos., Inc.............................................................             200             4,714
   *Huron Consulting Group, Inc.................................................             382            14,317
   *ICF International, Inc......................................................             200             5,668
    IDEX Corp...................................................................           1,520            61,590
   *IHS, Inc....................................................................             300            26,844
   *II-VI, Inc..................................................................           1,400            32,214
    Illinois Tool Works, Inc....................................................           1,200            63,636
   *Ingersoll-Rand P.L.C........................................................           3,100           108,314
   #*InnerWorkings, Inc.........................................................             640             7,059
   *Innovative Solutions & Support, Inc.........................................             400             1,560
    Insperity, Inc..............................................................             300             8,406
    Insteel Industries, Inc.....................................................             400             5,120
   *Integrated Electrical Services, Inc.........................................             500             1,215
    Interface, Inc. Class A.....................................................           1,285            17,078
   *Interline Brands, Inc.......................................................           1,100            18,711
    International Shipholding Corp..............................................             200             4,550
    Intersections, Inc..........................................................             500             6,140
    Iron Mountain, Inc..........................................................             600            18,492
    ITT Corp....................................................................             808            17,566
    J.B. Hunt Transport Services, Inc...........................................             420            21,449
   *Jacobs Engineering Group, Inc...............................................             833            37,285
   #*JetBlue Airways Corp.......................................................           5,900            34,987
    John Bean Technologies Corp.................................................             329             5,399
    Joy Global, Inc.............................................................             500            45,345
   *Kadant, Inc.................................................................             200             4,852
    Kaman Corp..................................................................             600            18,702
   *Kansas City Southern........................................................           1,600           109,824
   *KAR Auction Services, Inc...................................................           1,819            26,812
    Kaydon Corp.................................................................             800            27,296
    KBR, Inc....................................................................             800            25,712
    Kelly Services, Inc. Class A................................................           1,032            16,677
    Kennametal, Inc.............................................................           1,500            64,665
   *Key Technology, Inc.........................................................             200             2,490
   *Kforce, Inc.................................................................             700             8,708
    Kimball International, Inc. Class B.........................................             600             3,654
   *Kirby Corp..................................................................           1,300            86,801
    Knight Transportation, Inc..................................................           1,700            29,937
    Knoll, Inc..................................................................             628            10,023
   *Korn/Ferry International....................................................           1,200            19,716
   *Kratos Defense & Security Solutions, Inc....................................             970             6,586

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
    L.B. Foster Co. Class A.....................................................             400   $        11,940
    L-3 Communications Holdings, Inc............................................           1,600           113,184
    Landstar System, Inc........................................................             400            20,460
    Lawson Products, Inc........................................................             185             3,106
   *Layne Christensen Co........................................................             500            11,615
   #Lennox International, Inc...................................................             560            20,272
    Lincoln Electric Holdings, Inc..............................................           1,808            77,654
    Lindsay Corp................................................................             300            18,339
   *LMI Aerospace, Inc..........................................................             300             5,937
    Lockheed Martin Corp........................................................             324            26,672
    LSI Industries, Inc.........................................................             700             4,977
   *Lydall, Inc.................................................................             400             3,768
   *Manitex International, Inc..................................................             225             1,325
    Manitowoc Co., Inc. (The)...................................................           2,100            28,224
    Manpower, Inc...............................................................           1,040            41,714
    Marten Transport, Ltd.......................................................             600            13,110
    Masco Corp..................................................................           1,200            14,484
   *MasTec, Inc.................................................................           1,900            30,951
    McGrath Rentcorp............................................................             700            22,288
   *Meritor, Inc................................................................           1,377             8,648
   *Metalico, Inc...............................................................           1,567             5,704
    Met-Pro Corp................................................................             533             5,591
   *MFRI, Inc...................................................................             200             1,476
   *Michael Baker Corp..........................................................             300             7,347
   *Microvision, Inc............................................................             600               234
   #*Middleby Corp..............................................................             215            20,672
    Miller Industries, Inc......................................................             300             4,893
    Mine Safety Appliances Co...................................................           1,000            34,140
   *Mistras Group, Inc..........................................................             400             9,008
   #*Mobile Mini, Inc...........................................................           1,000            20,800
   *Moog, Inc. Class A..........................................................           1,100            46,882
   *Moog, Inc. Class B..........................................................             138             5,891
    MSC Industrial Direct Co., Inc. Class A.....................................             100             7,602
    Mueller Industries, Inc.....................................................           1,100            48,631
   *Mueller Water Products, Inc. Class A........................................           2,245             6,151
    Multi-Color Corp............................................................             300             6,873
   *MYR Group, Inc..............................................................             300             5,994
    NACCO Industries, Inc. Class A..............................................             200            20,440
   #National Presto Industries, Inc.............................................             100             9,772
   *National Technical Systems, Inc.............................................             300             1,557
   *Navigant Consulting, Inc....................................................           1,600            20,496
   *NN, Inc.....................................................................             700             5,467
   #Nordson Corp................................................................             400            18,136
    Norfolk Southern Corp.......................................................           3,416           246,635
    Northrop Grumman Corp.......................................................           1,795           104,200
   *Northwest Pipe Co...........................................................             100             2,281
   *Old Dominion Freight Line, Inc..............................................           1,200            51,144
   *Omega Flex, Inc.............................................................             169             2,706
   *On Assignment, Inc..........................................................           1,100            12,331
   *Orbital Sciences Corp.......................................................           1,400            20,286
   *Orion Energy Systems, Inc...................................................             900             2,826
   *Orion Marine Group, Inc.....................................................           1,000             7,240
   *Oshkosh Corp................................................................             800            19,424
   *Owens Corning, Inc..........................................................           1,800            60,750
   *P.A.M. Transportation Services, Inc.........................................             300             3,210
    PACCAR, Inc.................................................................             550            24,310
   #*Pacer International, Inc...................................................             600             3,624
    Parker Hannifin Corp........................................................             500            40,340
   *Patriot Transportation Holding, Inc.........................................              42               863
   #Pentair, Inc................................................................           1,505            55,414
   *Pike Electric Corp..........................................................             300             2,388

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   #Pitney Bowes, Inc...........................................................           1,000   $        18,970
   #*PMFG, Inc..................................................................             300             6,606
   *Powell Industries, Inc......................................................             300            10,383
   *PowerSecure International, Inc..............................................             500             3,165
    Precision Castparts Corp....................................................             200            32,736
    Preformed Line Products Co..................................................             191            12,342
    Primoris Services Corp......................................................             600             9,546
   *Quality Distribution, Inc...................................................             300             3,684
    Quanex Building Products Corp...............................................           1,000            16,430
   *Quanta Services, Inc........................................................           1,500            32,400
   #R. R. Donnelley & Sons Co...................................................           3,900            44,304
   *RailAmerica, Inc............................................................             700            10,458
    Raven Industries, Inc.......................................................             300            19,467
    Raytheon Co.................................................................           2,200           105,578
   *RBC Bearings, Inc...........................................................             700            31,696
   *RCM Technologies, Inc.......................................................             400             2,176
   #Regal-Beloit Corp...........................................................           1,000            56,770
    Republic Services, Inc......................................................           2,910            85,205
    Resources Connection, Inc...................................................             900            11,178
   *Roadrunner Transportation Systems, Inc......................................             600             9,024
    Robbins & Myers, Inc........................................................             736            35,740
    Robert Half International, Inc..............................................             500            13,845
    Rockwell Automation, Inc....................................................             500            38,935
    Rockwell Collins, Inc.......................................................             500            28,945
    Rollins, Inc................................................................           1,060            22,673
    Roper Industries, Inc.......................................................           1,300           121,407
   *Rush Enterprises, Inc. Class A..............................................             750            17,258
    Ryder System, Inc...........................................................           1,300            73,164
   *Saia, Inc...................................................................             300             4,518
   *Sauer-Danfoss, Inc..........................................................             300            15,120
    Schawk, Inc.................................................................             800            10,752
   *School Specialty, Inc.......................................................             400             1,288
    SeaCube Container Leasing, Ltd..............................................             214             3,304
   *Shaw Group, Inc.............................................................             800            21,712
    Simpson Manufacturing Co., Inc..............................................           1,400            45,332
    SkyWest, Inc................................................................           1,500            19,200
   *SL Industries, Inc..........................................................             200             3,590
    Snap-on, Inc................................................................           1,000            56,510
    Southwest Airlines Co.......................................................          12,263           117,480
   *Spirit Aerosystems Holdings, Inc. Class A...................................           1,946            44,252
    SPX Corp....................................................................             800            55,704
   *Standard Parking Corp.......................................................             200             3,536
    Standard Register Co........................................................             700             1,407
    Standex International Corp..................................................             300            12,027
    Stanley Black & Decker, Inc.................................................           1,204            84,497
   #Steelcase, Inc. Class A.....................................................           1,900            16,549
   *Stericycle, Inc.............................................................             300            25,206
   *Sterling Construction Co., Inc..............................................             400             4,804
    Sun Hydraulics Corp.........................................................             300             8,427
    Superior Uniform Group, Inc.................................................             200             2,490
   *SYKES Enterprises, Inc......................................................           1,280            22,438
   *Sypris Solutions, Inc.......................................................             700             2,870
    TAL International Group, Inc................................................             900            29,979
   *Taser International, Inc....................................................             900             4,284
   *Team, Inc...................................................................             500            14,595
   *Tecumseh Products Co. Class A...............................................             300             1,506
   *Teledyne Technologies, Inc..................................................             800            45,408
    Tennant Co..................................................................             300            11,544
   #*Terex Corp.................................................................           1,200            23,760
   *Tetra Tech, Inc.............................................................           1,300            30,069
    Textainer Group Holdings, Ltd...............................................             800            25,272

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
    Textron, Inc................................................................           2,314   $        58,961
   *Thomas & Betts Corp.........................................................           1,300            92,807
    Timken Co...................................................................           1,100            53,713
   #Titan International, Inc....................................................           1,030            24,864
   *Titan Machinery, Inc........................................................             400             9,896
    Toro Co.....................................................................             200            12,678
    Towers Watson & Co..........................................................             400            23,920
   *TransDigm Group, Inc........................................................             100            10,453
   *TRC Cos., Inc...............................................................             700             4,347
    Tredegar Corp...............................................................             800            19,728
   *Trex Co., Inc...............................................................             400             9,928
   *TriMas Corp.................................................................             300             6,501
    Trinity Industries, Inc.....................................................           1,900            59,774
   #Triumph Group, Inc..........................................................           1,120            70,078
   *TrueBlue, Inc...............................................................           1,300            21,463
   *Tutor Perini Corp...........................................................             600             9,114
   #Twin Disc, Inc..............................................................             400            12,372
    Tyco International, Ltd.....................................................           2,430           123,809
   *Ultralife Corp..............................................................             400             1,668
    UniFirst Corp...............................................................             440            26,567
    Union Pacific Corp..........................................................           3,900           445,809
   #*United Continental Holdings, Inc...........................................           2,400            55,440
    United Parcel Service, Inc..................................................           1,100            83,215
   #*United Rentals, Inc........................................................             425            16,252
    United Stationers, Inc......................................................             900            29,097
    United Technologies Corp....................................................           1,655           129,669
    Universal Forest Products, Inc..............................................             600            19,062
    Universal Truckload Services, Inc...........................................             100             1,778
   *URS Corp....................................................................           1,700            69,955
   #*US Airways Group, Inc......................................................           1,900            16,036
    US Ecology, Inc.............................................................             400             7,488
   #*USG Corp...................................................................           1,447            18,579
    UTi Worldwide, Inc..........................................................           1,000            14,890
    Valmont Industries, Inc.....................................................             500            52,455
   *Verisk Analytics, Inc. Class A..............................................             350            14,024
   *Versar, Inc.................................................................             300               909
    Viad Corp...................................................................             600            12,138
    Vicor Corp..................................................................             655             5,849
    Virco Manufacturing Corp....................................................             285               507
   *Volt Information Sciences, Inc..............................................             900             6,381
    W.W. Grainger, Inc..........................................................             320            61,037
    Wabtec Corp.................................................................             700            48,153
   #Waste Connections, Inc......................................................           2,000            64,620
    Waste Management, Inc.......................................................           1,474            51,236
   #Watsco, Inc.................................................................             400            27,588
    Watts Water Technologies, Inc. Class A......................................             800            30,840
   *WCA Waste Corp..............................................................             600             3,888
    Werner Enterprises, Inc.....................................................           1,200            31,356
   *WESCO International, Inc....................................................             600            37,728
    Woodward, Inc...............................................................           1,000            41,980
    Xylem, Inc..................................................................           1,617            41,896
                                                                                                   ---------------
Total Industrials...............................................................                        12,068,843
                                                                                                   ---------------
Information Technology -- (15.0%)
    Accenture P.L.C. Class A....................................................             573            32,856
   *ACI Worldwide, Inc..........................................................             600            18,228
    Activision Blizzard, Inc....................................................           4,580            56,517
   *Actuate Corp................................................................           1,300             7,488
   *Acxiom Corp.................................................................           1,600            21,952
   *ADDvantage Technologies Group, Inc..........................................             400               884
   *Adobe Systems, Inc..........................................................           1,124            34,788

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
    ADTRAN, Inc.................................................................             600   $        20,778
   *Advanced Energy Industries, Inc.............................................           1,100            11,704
   #*Advanced Micro Devices, Inc................................................           3,816            25,605
   *Advanced Photonix, Inc. Class A.............................................             600               420
   #*Advent Software, Inc.......................................................             800            21,000
   *Aehr Test Systems...........................................................             100                75
   *Agilysys, Inc...............................................................             531             4,322
   *Akamai Technologies, Inc....................................................             743            23,962
   #*Alliance Data Systems Corp.................................................             100            11,080
    Altera Corp.................................................................             500            19,895
   *Amdocs, Ltd.................................................................           1,300            38,272
    American Software, Inc. Class A.............................................             900             8,073
   #*Amkor Technology, Inc......................................................           4,200            24,066
    Amphenol Corp...............................................................             600            32,658
   *Amtech Systems, Inc.........................................................             400             4,076
   *Anadigics, Inc..............................................................           1,600             4,400
    Analog Devices, Inc.........................................................             900            35,217
   *Anaren, Inc.................................................................             500             8,710
   #*Ancestry.com, Inc..........................................................             800            23,680
   *Anixter International, Inc..................................................             500            32,755
   *ANSYS, Inc..................................................................             300            18,147
   #*AOL, Inc...................................................................           2,187            35,451
   *Apple, Inc..................................................................           1,600           730,368
    Applied Materials, Inc......................................................           6,330            77,732
   *Applied Micro Circuits Corp.................................................           1,500            11,745
   *Ariba, Inc..................................................................             700            19,110
   *Arris Group, Inc............................................................           2,960            34,573
   *Arrow Electronics, Inc......................................................           1,200            49,548
   #*Aruba Networks, Inc........................................................             162             3,593
   *Aspen Technology, Inc.......................................................           1,400            25,214
   *Atmel Corp..................................................................           1,400            13,594
   *ATMI, Inc...................................................................             700            16,366
   *AuthenTec, Inc..............................................................             500             1,740
   *Autodesk, Inc...............................................................             900            32,400
    Automatic Data Processing, Inc..............................................           1,000            54,780
    Avago Technologies, Ltd.....................................................             600            20,364
   *Aviat Networks, Inc.........................................................             949             2,107
   *Avid Technology, Inc........................................................             900             8,721
   *Avnet, Inc..................................................................           1,600            55,792
    AVX Corp....................................................................           3,100            40,796
   *Aware, Inc..................................................................             900             2,880
   *Axcelis Technologies, Inc...................................................           1,623             2,921
   *AXT, Inc....................................................................             800             4,096
    Bel Fuse, Inc. Class B......................................................             300             6,075
   *Benchmark Electronics, Inc..................................................           1,800            30,960
    Black Box Corp..............................................................             600            18,552
    Blackbaud, Inc..............................................................             350            10,651
   *Blue Coat Systems, Inc......................................................             400            10,304
   *BMC Software, Inc...........................................................             600            21,744
   *Bottomline Technologies, Inc................................................             700            19,138
   *Brightpoint, Inc............................................................           1,900            22,268
   *Broadcom Corp...............................................................           1,212            41,620
    Broadridge Financial Solutions, Inc.........................................             813            19,488
   *Brocade Communications Systems, Inc.........................................           8,603            48,263
    Brooks Automation, Inc......................................................           1,800            19,296
   *BSQUARE Corp................................................................             300             1,191
   *BTU International, Inc......................................................             300               945
    CA, Inc.....................................................................           3,900           100,542
   *Cabot Microelectronics Corp.................................................             600            30,252
   #*CACI International, Inc. Class A...........................................             600            35,214
   #*Cadence Design Systems, Inc................................................           2,240            23,654

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *CalAmp Corp.................................................................             500   $         2,280
   *Calix, Inc..................................................................             490             3,709
   #*Callidus Software, Inc.....................................................              60               404
   *Cardtronics, Inc............................................................             400            10,220
    Cass Information Systems, Inc...............................................             176             6,952
   *CEVA, Inc...................................................................             500            13,505
   *Checkpoint Systems, Inc.....................................................           1,300            13,676
   #*Cirrus Logic, Inc..........................................................           1,300            26,559
    Cisco Sytems, Inc...........................................................          16,450           322,914
   *Citrix Systems, Inc.........................................................             400            26,084
    Cognex Corp.................................................................           1,140            47,367
   *Cognizant Technology Solutions Corp.........................................             400            28,700
   *Coherent, Inc...............................................................             700            39,116
    Cohu, Inc...................................................................             600             7,878
    Communications Systems, Inc.................................................              14               208
   *CommVault Systems, Inc......................................................             200             9,400
    Computer Sciences Corp......................................................           2,500            64,575
   *Computer Task Group, Inc....................................................             500             7,215
   *Compuware Corp..............................................................           4,400            34,496
   *comScore, Inc...............................................................             425             9,414
    Comtech Telecommunications Corp.............................................             500            15,430
   #*Concur Technologies, Inc...................................................             600            31,410
   *Convergys Corp..............................................................           3,400            45,254
   *Convio, Inc.................................................................             368             5,862
   *CoreLogic, Inc..............................................................           2,600            36,920
    Corning, Inc................................................................           3,600            46,332
   *Cray, Inc...................................................................             400             2,984
   #*Cree, Inc..................................................................           2,400            61,032
    Crexendo, Inc...............................................................             200               874
   *CSG Systems International, Inc..............................................             800            13,016
   *CSR P.L.C. ADR..............................................................             235             3,375
    CTC Media, Inc..............................................................             800             8,016
    CTS Corp....................................................................             500             5,030
   *CyberOptics Corp............................................................             300             2,616
   *Cymer, Inc..................................................................             600            29,874
   *Cypress Semiconductor Corp..................................................           1,300            22,354
    Daktronics, Inc.............................................................             900             9,846
    DDi Corp....................................................................             243             2,360
   *DealerTrack Holdings, Inc...................................................             700            19,131
   *Dell, Inc...................................................................           3,000            51,690
   *Deltek, Inc.................................................................             182             1,876
   *Dice Holdings, Inc..........................................................             700             6,629
    Diebold, Inc................................................................           1,200            38,028
   *Digi International, Inc.....................................................             900            10,161
   *Digimarc Corp...............................................................             128             3,383
   *Digital River, Inc..........................................................           1,100            17,611
   *Diodes, Inc.................................................................             900            23,202
   #*Document Security Systems, Inc.............................................             200               728
   *Dolby Laboratories, Inc.....................................................             200             7,274
   *Dot Hill Systems Corp.......................................................             944             1,425
   *DSP Group, Inc..............................................................             600             3,438
    DST Systems, Inc............................................................             600            29,286
   *DTS, Inc....................................................................             300             8,499
   *Dynamics Research Corp......................................................             300             3,378
    Earthlink, Inc..............................................................           3,100            22,351
   *eBay, Inc...................................................................           3,900           123,240
   #Ebix, Inc...................................................................             700            17,346
   #*Echelon Corp...............................................................             600             3,102
   #*Echo Global Logistics, Inc.................................................             400             6,704
   *EchoStar Corp. Class A......................................................             198             5,194
    Electro Rent Corp...........................................................             500             8,545

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *Electro Scientific Industries, Inc..........................................             800   $        12,144
   *Electronic Arts, Inc........................................................           2,300            42,711
   *Electronics for Imaging, Inc................................................           1,000            17,160
   *EMC Corp....................................................................           5,400           139,104
   *EMCORE Corp.................................................................           1,200             1,416
   *Emulex Corp.................................................................           2,000            20,880
   *Entegris, Inc...............................................................           2,800            26,824
   #*Entropic Communications, Inc...............................................           1,007             5,881
   *Envestnet, Inc..............................................................             684             7,873
    EPIQ Systems, Inc...........................................................             900            10,971
   *ePlus, Inc..................................................................             109             3,109
   *Equinix, Inc................................................................             448            53,742
   *Euronet Worldwide, Inc......................................................           1,400            25,704
   *Exar Corp...................................................................           1,700            11,356
   *ExlService Holdings, Inc....................................................             500            12,070
   *Extreme Networks............................................................           3,207            10,391
   *F5 Networks, Inc............................................................             300            35,922
   *Fabrinet....................................................................             700            11,529
   #FactSet Research Systems, Inc...............................................             100             8,832
    Fair Isaac Corp.............................................................           1,100            39,864
   *Fairchild Semiconductor International, Inc..................................           2,900            40,542
   *FalconStor Software, Inc....................................................             700             1,743
   *FARO Technologies, Inc......................................................             300            16,284
   *FEI Co......................................................................             800            35,248
    Fidelity National Information Services, Inc.................................           4,349           124,207
   #*Finisar Corp...............................................................           1,400            28,364
   #*First Solar, Inc...........................................................             200             8,456
   *Fiserv, Inc.................................................................           1,500            94,335
    FLIR Systems, Inc...........................................................             800            20,600
   *FormFactor, Inc.............................................................           1,400             7,210
   *Forrester Research, Inc.....................................................             400            13,976
   *Fortinet, Inc...............................................................             500            11,405
   *Frequency Electronics, Inc..................................................             300             2,553
   *FSI International, Inc......................................................             964             4,097
   *Gartner Group, Inc..........................................................             500            18,955
   *Genpact, Ltd................................................................           1,901            27,812
    Global Payments, Inc........................................................             200            10,004
   *Globecomm Systems, Inc......................................................             600             8,562
   *Google, Inc.................................................................             400           232,044
   *GSI Group, Inc..............................................................             700             8,085
   #*GT Advanced Technologies, Inc..............................................           2,200            18,964
   *Hackett Group, Inc. (The)...................................................           1,600             6,200
   *Harmonic, Inc...............................................................           1,400             8,218
    Harris Corp.................................................................             900            36,900
    Heartland Payment Systems, Inc..............................................             628            15,072
    Hewlett-Packard Co..........................................................           8,074           225,911
   *Hittite Microwave Corp......................................................             353            19,422
   *I.D. Systems, Inc...........................................................             400             2,060
   #IAC/InterActiveCorp.........................................................           3,207           138,126
   *iGATE Corp..................................................................             500             9,110
   *iGo, Inc....................................................................             500               400
   *Ikanos Communications, Inc..................................................           1,100               968
   *Imation Corp................................................................             400             2,372
   *Immersion Corp..............................................................             800             4,504
   #*Infinera Corp..............................................................           1,900            13,566
   *Informatica Corp............................................................             400            16,920
   *InfoSpace, Inc..............................................................           1,000            12,310
   *Ingram Micro, Inc. Class A..................................................           4,000            75,920
   *Innodata Isogen, Inc........................................................             200               820
   *Insight Enterprises, Inc....................................................           1,200            22,152
   *Integrated Device Technology, Inc...........................................           3,708            23,509

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *Integrated Silicon Solution, Inc............................................             836   $         8,168
    Intel Corp..................................................................          19,300           509,906
   *Interactive Intelligence Group, Inc.........................................             200             5,162
   #InterDigital, Inc...........................................................             152             5,673
   *Intermec, Inc...............................................................           1,700            14,348
   *Internap Network Services Corp..............................................           1,600            10,736
    International Business Machines Corp........................................           2,600           500,760
   *International Rectifier Corp................................................           1,800            41,040
   *Interphase Corp.............................................................             200             1,030
    Intersil Corp. Class A......................................................           3,800            42,788
   *Intevac, Inc................................................................             700             5,831
   *IntriCon Corp...............................................................             200             1,400
    Intuit, Inc.................................................................             400            22,576
   *IPG Photonics Corp..........................................................             260            13,725
   *Iteris, Inc.................................................................             700             1,078
   *Itron, Inc..................................................................             300            11,637
   *Ixia........................................................................           1,573            19,206
   *IXYS Corp...................................................................             900            12,348
   #j2 Global, Inc..............................................................             850            22,916
   #*Jabil Circuit, Inc.........................................................           2,300            52,118
    Jack Henry & Associates, Inc................................................           1,000            34,200
   *JDA Software Group, Inc.....................................................           1,000            29,470
   *JDS Uniphase Corp...........................................................           3,500            44,415
   *Juniper Networks, Inc.......................................................           1,100            23,023
   *Kenexa Corp.................................................................             800            19,216
   *Key Tronic Corp.............................................................             400             2,476
    Keynote Systems, Inc........................................................             200             3,914
   #*KIT Digital, Inc...........................................................             861             9,325
    KLA-Tencor Corp.............................................................           1,000            51,130
   *Kopin Corp..................................................................           1,717             6,662
   *Kulicke & Soffa Industries, Inc.............................................           1,300            14,053
   *KVH Industries, Inc.........................................................             400             3,732
   #*Lam Research Corp..........................................................             900            38,331
   *Lattice Semiconductor Corp..................................................           2,800            19,040
   *LeCroy Corp.................................................................             400             4,164
    Lender Processing Services, Inc.............................................             500             8,315
   #Lexmark International, Inc..................................................           1,600            55,840
    Linear Technology Corp......................................................             740            24,657
   *Lionbridge Technologies, Inc................................................             322               886
   *Liquidity Services, Inc.....................................................             800            27,608
    Littlefuse, Inc.............................................................             600            30,426
   *LogMeIn, Inc................................................................             100             3,983
   *LoJack Corp.................................................................             600             1,950
   *LoopNet, Inc................................................................             562             9,003
   *Loral Space & Communications, Inc...........................................             400            27,584
   *LSI Corp....................................................................           1,600            12,112
   *LTX-Credence Corp...........................................................             224             1,494
   *Magma Design Automation, Inc................................................             400             2,864
   *Manhattan Associates, Inc...................................................             506            22,208
    ManTech International Corp. Class A.........................................             600            21,090
    Marchex, Inc. Class B.......................................................             900             4,068
   *Marvell Technology Group, Ltd...............................................           4,670            72,525
   *Mastech Holdings, Inc.......................................................              44               195
    MasterCard, Inc. Class A....................................................             200            71,114
    Maxim Integrated Products, Inc..............................................           1,000            26,840
    Maximus, Inc................................................................             800            36,024
   #*Maxwell Technologies, Inc..................................................             141             2,885
   *Measurement Specialties, Inc................................................             500            16,250
   *MEMC Electronic Materials, Inc..............................................             690             3,153
   *Mentor Graphics Corp........................................................           2,900            40,223
   *Mercury Computer Systems, Inc...............................................             700             9,373

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
    Methode Electronics, Inc....................................................             900   $         8,937
    Micrel, Inc.................................................................           1,200            13,872
   #*Microchip Technology, Inc..................................................             600            22,146
   *Micron Technology, Inc......................................................          14,600           110,814
   *MICROS Systems, Inc.........................................................             200             9,942
   *Microsemi Corp..............................................................           1,700            33,626
    Microsoft Corp..............................................................          16,000           472,480
   *MicroStrategy, Inc..........................................................              76             8,749
   #*Mindspeed Technologies, Inc................................................             500             3,205
   *MIPS Technologies, Inc......................................................           1,000             5,870
    MKS Instruments, Inc........................................................           1,500            45,225
   *ModusLink Global Solutions, Inc.............................................             900             5,148
    Molex, Inc. Class A.........................................................             882            19,307
   *MoneyGram International, Inc................................................             262             4,863
   *Monolithic Power Systems, Inc...............................................             700            11,473
   *Monotype Imaging Holdings, Inc..............................................             700            10,927
   *Monster Worldwide, Inc......................................................           3,300            23,760
   *Motorola Mobility Holdings, Inc.............................................           1,412            54,546
    Motorola Solutions, Inc.....................................................           1,547            71,796
    MTS Systems Corp............................................................             300            13,767
   *Multi-Fineline Electronix, Inc..............................................             800            19,888
   *Nanometrics, Inc............................................................             340             6,885
   *NAPCO Security Technologies, Inc............................................             600             1,740
    National Instruments Corp...................................................           1,500            40,365
   *NCR Corp....................................................................           2,000            37,460
   *NetApp, Inc.................................................................             600            22,644
   *NETGEAR, Inc................................................................             800            31,856
   *NetLogic Microsystems, Inc..................................................             800            39,840
   *NetScout Systems, Inc.......................................................           1,100            22,726
   *NetSuite, Inc...............................................................             548            22,950
   *Network Equipment Technologies, Inc.........................................             190               243
   *NeuStar, Inc................................................................             700            25,557
   *Newport Corp................................................................             800            14,776
    NIC, Inc....................................................................             700             8,757
   *Novatel Wireless, Inc.......................................................             700             2,009
   *Novellus Systems, Inc.......................................................           1,500            70,725
   #*Nuance Communications, Inc.................................................           3,900           111,228
   *NVIDIA Corp.................................................................           4,300            63,511
   #*Oclaro, Inc................................................................             500             2,070
   *OmniVision Technologies, Inc................................................           1,700            22,627
   *ON Semiconductor Corp.......................................................           2,299            20,001
   *Online Resources Corp.......................................................           1,300             3,497
   *Openwave Systems, Inc.......................................................             900             1,809
   *Oplink Communications, Inc..................................................             456             8,541
   #OPNET Technologies, Inc.....................................................             742            26,304
    Oracle Corp.................................................................           8,700           245,340
   *OSI Systems, Inc............................................................             500            26,865
   *PAR Technology Corp.........................................................             400             1,864
   *Parametric Technology Corp..................................................           1,500            37,755
    Park Electrochemical Corp...................................................             600            18,222
    Paychex, Inc................................................................             900            28,350
    PC Connection, Inc..........................................................           1,000            12,000
   *PC Mall, Inc................................................................             400             2,504
    PC-Tel, Inc.................................................................             700             5,208
   *PDF Solutions, Inc..........................................................             800             5,112
   *Perficient, Inc.............................................................             600             6,678
   *Performance Technologies, Inc...............................................             400               720
   *Pericom Semiconductor Corp..................................................             900             7,200
   *Pervasive Software, Inc.....................................................             700             4,032
   *Photronics, Inc.............................................................           1,200             8,232
   *Planar Systems, Inc.........................................................             700             1,652

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
    Plantronics, Inc............................................................             800   $        29,792
   *Plexus Corp.................................................................             700            25,375
   *PLX Technology, Inc.........................................................             900             2,826
   *PMC-Sierra, Inc.............................................................           5,000            32,500
   *Polycom, Inc................................................................           1,800            35,910
   #Power Integrations, Inc.....................................................             700            25,193
   *Power-One, Inc..............................................................           2,200             9,548
   *Presstek, Inc...............................................................             450               293
   *Progress Software Corp......................................................           1,500            34,995
   *PROS Holdings, Inc..........................................................             567             9,197
    QAD, Inc. Class A...........................................................             405             5,237
    QAD, Inc. Class B...........................................................             101             1,313
   *QLIK Technologies, Inc......................................................             200             5,640
   *QLogic Corp.................................................................           1,500            25,980
    QUALCOMM, Inc...............................................................           3,200           188,224
   *Quest Software, Inc.........................................................           1,900            38,665
   #*QuickLogic Corp............................................................             300               861
   #*Rackspace Hosting, Inc.....................................................             300            13,023
   *RadiSys Corp................................................................             900             5,427
    RealNetworks, Inc...........................................................           1,200            12,252
   #*RealPage, Inc..............................................................             100             2,572
   *Red Hat, Inc................................................................             800            37,096
   *Reis, Inc...................................................................             200             2,080
   *Relm Wireless Corp..........................................................             100               130
   #*RF Micro Devices, Inc......................................................           3,801            18,967
    Richardson Electronics, Ltd.................................................             500             6,055
    Rimage Corp.................................................................             400             4,976
   #*Riverbed Technology, Inc...................................................             550            13,167
   *Rofin-Sinar Technologies, Inc...............................................             700            19,859
   *Rogers Corp.................................................................             400            15,372
   *Rosetta Stone, Inc..........................................................             400             3,120
   *Rovi Corp...................................................................             468            15,018
   *Rubicon Technology, Inc.....................................................             590             6,390
   *Rudolph Technologies, Inc...................................................             700             7,161
   *S1 Corp.....................................................................             471             4,597
   #*SAIC, Inc..................................................................           1,800            23,148
   #*Salesforce.com, Inc........................................................             200            23,360
   *Sandisk Corp................................................................           1,900            87,172
   *Sanmina-SCI Corp............................................................             900             9,882
    Sapient Corp................................................................           1,400            18,060
   *ScanSource, Inc.............................................................             700            26,299
   *Scientific Learning Corp....................................................             400             1,068
   *SeaChange International, Inc................................................             400             2,872
    Seagate Technology..........................................................           2,200            46,508
   *Semtech Corp................................................................           1,100            31,350
   *Sigma Designs, Inc..........................................................             300             1,809
   #*Silicon Graphics International Corp........................................             600             8,184
   *Silicon Image, Inc..........................................................           1,500             7,290
   #*Silicon Laboratories, Inc..................................................             600            26,304
   *Skyworks Solutions, Inc.....................................................             600            12,948
   *SolarWinds, Inc.............................................................             200             6,322
    Solera Holdings, Inc........................................................             200             9,554
   *Sonus Networks, Inc.........................................................           5,900            15,222
   *Spansion, Inc. Class A......................................................           1,300            13,039
   *SRS Labs, Inc...............................................................             500             3,460
   *SS&C Technologies Holdings, Inc.............................................           1,600            30,032
   *Stamps.com, Inc.............................................................             700            21,707
   *Standard Microsystems Corp..................................................             600            15,456
   *StarTek, Inc................................................................             300               936
   *STEC, Inc...................................................................           1,100            10,406
   *Steel Excel, Inc............................................................             350             9,188

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *Stratasys, Inc..............................................................             200   $         7,350
   *SuccessFactors, Inc.........................................................             200             7,960
   #*SunPower Corp..............................................................             258             1,767
   *Super Micro Computer, Inc...................................................             303             5,115
   *Supertex, Inc...............................................................             200             3,696
   *Sycamore Networks, Inc......................................................             720            13,982
   *Symantec Corp...............................................................           1,900            32,661
   *Symmetricom, Inc............................................................           1,003             6,259
   #*Synaptics, Inc.............................................................             750            28,732
   *SYNNEX Corp.................................................................             900            32,562
   *Synopsys, Inc...............................................................           1,853            54,071
    Syntel, Inc.................................................................             300            14,076
   *Take-Two Interactive Software, Inc..........................................           1,700            26,520
   *Taleo Corp..................................................................              30             1,080
   *TE Connectivity, Ltd........................................................             113             3,853
   *Tech Data Corp..............................................................           1,200            62,304
   *TechTarget, Inc.............................................................             636             4,420
   *TeleCommunication Systems, Inc. Class A.....................................           1,000             2,340
   *TeleNav, Inc................................................................             500             3,715
   *TeleTech Holdings, Inc......................................................             900            15,264
    Tellabs, Inc................................................................          10,844            41,207
    Telular Corp................................................................             600             5,016
   #*Teradata Corp..............................................................             800            42,848
   #*Teradyne, Inc..............................................................           3,300            53,955
   *Tessera Technologies, Inc...................................................           1,100            21,780
    Texas Instruments, Inc......................................................           2,200            71,236
    TheStreet, Inc..............................................................             300               573
   *TIBCO Software, Inc.........................................................             600            15,642
   *TiVo, Inc...................................................................           1,700            17,646
   *TNS, Inc....................................................................             100             1,844
    Total System Services, Inc..................................................           1,614            34,604
   *Transact Technologies, Inc..................................................             400             3,084
   *Trimble Navigation, Ltd.....................................................             600            28,098
   *TriQuint Semiconductor, Inc.................................................           4,000            23,960
   *TTM Technologies, Inc.......................................................           1,700            20,859
   *Tyler Technologies, Inc.....................................................             400            14,052
   *Ultra Clean Holdings, Inc...................................................             800             5,880
   *Ultratech, Inc..............................................................             500            14,625
   *Unisys Corp.................................................................             310             6,501
    United Online, Inc..........................................................           1,900            10,792
   #*ValueClick, Inc............................................................           1,300            22,672
   #*Veeco Instruments, Inc.....................................................             700            17,087
   *VeriFone Systems, Inc.......................................................             368            15,714
   *Verint Systems, Inc.........................................................             300             8,493
   *VeriSign, Inc...............................................................             500            18,530
   #*Viasat, Inc................................................................           1,000            47,540
   *Viasystems Group, Inc.......................................................             180             3,058
   *Video Display Corp..........................................................             300             1,833
   *Virtusa Corp................................................................             532             8,507
   #Visa, Inc...................................................................           1,400           140,896
   *Vishay Intertechnology, Inc.................................................           4,200            51,576
   #*Vishay Precision Group, Inc................................................             450             7,092
   #*VistaPrint N.V.............................................................             519            18,570
   *VMware, Inc. Class A........................................................             100             9,127
   *Vocus, Inc..................................................................             200             4,594
   *Volterra Semiconductor Corp.................................................             400            12,068
   *Web.com Group, Inc..........................................................             600             7,680
   *Websense, Inc...............................................................             325             6,142
   *Western Digital Corp........................................................           2,700            98,145
    Western Union Co. (The).....................................................           1,000            19,100
   *Wireless Telecom Group, Inc.................................................             300               375

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *Wright Express Corp.........................................................             500   $        27,360
    Xerox Corp..................................................................          13,332           103,323
    Xilinx, Inc.................................................................             800            28,680
   *XO Group, Inc...............................................................             900             7,416
   *X-Rite, Inc.................................................................           1,800             8,172
   *Xyratex, Ltd................................................................             600             9,528
   *Yahoo!, Inc.................................................................           8,300           128,401
   *Zebra Technologies Corp. Class A............................................             800            30,288
   *Zix Corp....................................................................           1,300             3,926
   *Zygo Corp...................................................................             300             5,307
                                                                                                   ---------------
Total Information Technology....................................................                        12,422,502
                                                                                                   ---------------
Materials -- (5.5%)
    A. Schulman, Inc............................................................             619            15,166
   *A.M. Castle & Co............................................................             700             7,259
   *AEP Industries, Inc.........................................................             200             6,608
    Air Products & Chemicals, Inc...............................................             500            44,015
    Airgas, Inc.................................................................           1,000            78,930
   #*AK Steel Holding Corp......................................................             400             3,776
    Albemarle Corp..............................................................             300            19,293
    Alcoa, Inc..................................................................           9,700            98,552
    Allegheny Technologies, Inc.................................................             843            38,264
   #*Allied Nevada Gold Corp....................................................             400            14,372
   #AMCOL International Corp....................................................             700            19,992
    American Vanguard Corp......................................................             800            12,024
    AptarGroup, Inc.............................................................           1,200            62,904
    Ashland, Inc................................................................           1,241            78,257
    Ball Corp...................................................................             600            23,556
    Bemis Co., Inc..............................................................           2,200            68,860
    Boise, Inc..................................................................           2,225            16,999
    Buckeye Technologies, Inc...................................................           1,600            53,648
    Cabot Corp..................................................................           1,200            43,440
   *Calgon Carbon Corp..........................................................           1,200            19,608
    Carpenter Technology Corp...................................................             400            20,992
    Celanese Corp. Class A......................................................             500            24,355
   *Century Aluminum Co.........................................................           3,000            30,090
    CF Industries Holdings, Inc.................................................             666           118,135
   *Chemtura Corp...............................................................           1,400            19,670
   *Clearwater Paper Corp.......................................................             600            21,912
    Cliffs Natural Resources, Inc...............................................           1,248            90,168
   *Coeur d'Alene Mines Corp....................................................           1,988            54,988
    Commercial Metals Co........................................................           3,400            48,756
    Compass Minerals International, Inc.........................................             300            21,921
   *Contango ORE, Inc...........................................................              30               375
   *Core Molding Technologies, Inc..............................................             300             2,550
   *Crown Holdings, Inc.........................................................             500            18,035
    Cytec Industries, Inc.......................................................           1,100            54,846
    Deltic Timber Corp..........................................................             300            20,436
   #Domtar Corp.................................................................             802            69,277
    Dow Chemical Co. (The)......................................................           5,800           194,358
    E.I. du Pont de Nemours & Co................................................           1,800            91,602
    Eagle Materials, Inc........................................................           1,100            32,351
    Eastman Chemical Co.........................................................             400            20,128
    Ecolab, Inc.................................................................             792            47,868
   *Ferro Corp..................................................................           2,200            14,872
    FMC Corp....................................................................             300            27,804
    Freeport-McMoRan Copper & Gold, Inc. Class B................................           2,000            92,420
    Friedman Industries, Inc....................................................             300             3,141
   #*General Moly, Inc..........................................................           1,900             7,068
   *Georgia Gulf Corp...........................................................              28               981
    Globe Specialty Metals, Inc.................................................           1,000            13,680

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   *Graphic Packaging Holding Co................................................           8,380   $        41,984
    Greif, Inc. Class A.........................................................             600            29,070
    Greif, Inc. Class B.........................................................             184             9,108
    H.B. Fuller Co..............................................................           1,200            34,344
    Hawkins, Inc................................................................             200             7,920
    Haynes International, Inc...................................................             259            15,737
   #Hecla Mining Co.............................................................           5,872            30,887
    Huntsman Corp...............................................................           5,100            64,923
    Innophos Holdings, Inc......................................................             400            19,968
   *Innospec, Inc...............................................................             320            10,358
    International Flavors & Fragrances, Inc.....................................             300            16,743
    International Paper Co......................................................           3,400           105,876
   *Intrepid Potash, Inc........................................................             600            14,334
    Kaiser Aluminum Corp........................................................             500            24,690
   *KapStone Paper & Packaging Corp.............................................           1,200            20,952
    KMG Chemicals, Inc..........................................................             300             5,523
    Koppers Holdings, Inc.......................................................             100             3,799
    Kronos Worldwide, Inc.......................................................             564            12,983
   *Landec Corp.................................................................             800             4,824
   *Louisiana-Pacific Corp......................................................           2,100            17,892
   *LSB Industries, Inc.........................................................             200             7,010
   *LyondellBasell Industries NV Class A........................................              62             2,672
   #Martin Marietta Materials, Inc..............................................             547            45,133
   *Material Sciences Corp......................................................             400             3,168
   *Materion Corp...............................................................             491            14,440
    MeadWestavco Corp...........................................................           2,000            58,880
   *Metals USA Holdings Corp....................................................             500             6,685
    Minerals Technologies, Inc..................................................             600            38,070
   #*Molycorp, Inc..............................................................             100             3,098
    Monsanto Co.................................................................             900            73,845
    Mosaic Co. (The)............................................................             600            33,582
    Myers Industries, Inc.......................................................             700             9,317
    Neenah Paper, Inc...........................................................             300             7,131
    NewMarket Corp..............................................................             300            64,857
    Newmont Mining Corp.........................................................           2,600           159,848
    NL Industries, Inc..........................................................           1,000            13,820
    Noranda Aluminum Holding Corp...............................................           1,000            10,490
    Nucor Corp..................................................................           1,700            75,633
    Olin Corp...................................................................           1,900            42,180
    Olympic Steel, Inc..........................................................             300             7,737
   *OM Group, Inc...............................................................             900            24,417
   *Omnova Solutions, Inc.......................................................             746             3,700
   *Owens-Illinois, Inc.........................................................           1,196            28,764
    P.H. Glatfelter Co..........................................................             800            11,824
    Packaging Corp. of America..................................................           1,000            28,140
   *Penford Corp................................................................             200             1,130
    PolyOne Corp................................................................           2,011            28,999
    PPG Industries, Inc.........................................................             400            35,832
    Praxair, Inc................................................................             455            48,321
    Quaker Chemical Corp........................................................             200             8,860
    Reliance Steel & Aluminum Co................................................           1,607            85,492
    Rock-Tenn Co. Class A.......................................................             827            51,158
   *Rockwood Holdings, Inc......................................................           1,200            60,600
    Royal Gold, Inc.............................................................             900            68,526
    RPM International, Inc......................................................           2,900            72,587
   *RTI International Metals, Inc...............................................             700            17,619
    Schnitzer Steel Industries, Inc. Class A....................................             600            26,178
   #Scotts Miracle-Gro Co. Class A (The)........................................             300            14,208
    Sealed Air Corp.............................................................           2,400            47,832
    Sensient Technologies Corp..................................................             800            31,696
    Sherwin-Williams Co.........................................................             500            48,765

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
    Silgan Holdings, Inc........................................................             600   $        24,936
   *Solutia, Inc................................................................           1,200            33,000
    Sonoco Products Co..........................................................           1,434            44,884
   #Southern Copper Corp........................................................             100             3,469
   *Spartech Corp...............................................................           1,300             6,981
    Steel Dynamics, Inc.........................................................           3,400            54,230
    Stepan Co...................................................................             300            25,782
   #*Stillwater Mining Co.......................................................           2,900            37,352
   *SunCoke Energy, Inc.........................................................             637             8,549
    Temple-Inland, Inc..........................................................           2,400            76,536
   #Texas Industries, Inc.......................................................             600            18,756
   #Titanium Metals Corp........................................................           2,400            36,912
   *United States Lime & Minerals, Inc..........................................             200            12,456
   #United States Steel Corp....................................................           1,600            48,304
   *Universal Stainless & Alloy Products, Inc...................................             200             7,946
    Valspar Corp................................................................           1,800            77,832
    Vulcan Materials Co.........................................................           1,494            65,527
    Walter Energy, Inc..........................................................             300            20,739
    Wausau Paper Corp...........................................................           1,700            14,688
    Westlake Chemical Corp......................................................           1,281            74,874
    Worthington Industries, Inc.................................................           1,900            34,979
   *WR Grace & Co...............................................................             400            21,416
    Zep, Inc....................................................................             400             6,552
   *Zoltek Cos., Inc............................................................             500             4,345
                                                                                                   ---------------
Total Materials.................................................................                         4,563,506
                                                                                                   ---------------
Other -- (0.0%)
  .*Gerber Scientific, Inc. Escrow Shares.......................................             900                --
  .*Softbrands, Inc. Escrow Shares..............................................             600                --
                                                                                                   ---------------
Total Other....................................................................                                 --
                                                                                                   ---------------
Real Estate Investment Trusts -- (0.1%)
   *American Tower Corp.........................................................             600            38,106
                                                                                                   ---------------
Telecommunication Services -- (3.1%)
   *AboveNet, Inc...............................................................             464            30,833
    AT&T, Inc...................................................................          31,961           939,973
    Atlantic Tele-Network, Inc..................................................             400            14,436
   *Cbeyond, Inc................................................................             677             5,755
    CenturyLink, Inc............................................................           4,000           148,120
   *Cincinnati Bell, Inc........................................................           3,500            12,075
   *Cogent Communications Group, Inc............................................             328             4,999
    Consolidated Communications Holdings, Inc...................................             600            11,394
   #*Crown Castle International Corp............................................             400            19,392
   #Frontier Communications Corp................................................          13,649            58,418
   *General Communications, Inc. Class A........................................           1,100            11,451
    HickoryTech Corp............................................................             250             2,873
    IDT Corp. Class B...........................................................             400             3,520
   #*Iridium Communications, Inc................................................           1,397            11,162
   #*Leap Wireless International, Inc...........................................           2,100            17,976
   #*Level 3 Communications, Inc................................................             613            11,371
    Lumos Networks Corp.........................................................             200             3,006
   *MetroPCS Communications, Inc................................................           1,833            16,204
   *Neutral Tandem, Inc.........................................................             300             3,687
   *NII Holdings, Inc...........................................................             900            18,099
    NTELOS Holdings Corp........................................................             200             4,566
   *Pendrell Corp...............................................................           1,000             2,670
   *Premiere Global Services, Inc...............................................           1,600            14,080
   *SBA Communications Corp.....................................................             500            22,860
   *Sprint Nextel Corp..........................................................          30,700            65,084
    SureWest Communications.....................................................             400             5,792

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (Continued)
   *Telephone & Data Systems, Inc...............................................           2,313   $        60,835
   *tw telecom, Inc.............................................................           1,200            24,180
   *United States Cellular Corp.................................................             324            14,862
    USA Mobility, Inc...........................................................             400             5,660
    Verizon Communications, Inc.................................................          25,840           973,134
    Warwick Valley Telephone Co.................................................              86             1,175
   #Windstream Corp.............................................................           3,839            46,337
                                                                                                   ---------------
Total Telecommunication Services................................................                         2,585,979
                                                                                                   ---------------
Utilities -- (2.9%)
   *AES Corp....................................................................           6,197            79,074
    AGL Resources, Inc..........................................................             500            20,755
    ALLETE, Inc.................................................................             600            24,870
    Alliant Energy Corp.........................................................             400            16,956
    Ameren Corp.................................................................             900            28,476
    American Electric Power Co., Inc............................................             900            35,604
    American States Water Co....................................................             300            10,851
    American Water Works Co., Inc...............................................             400            13,492
    Aqua America, Inc...........................................................           1,300            28,678
    Artesian Resources Corp. Class A............................................             200             3,780
    Atmos Energy Corp...........................................................             700            22,687
    Avista Corp.................................................................             800            20,272
    Black Hills Corp............................................................             700            23,632
   #*Cadiz, Inc.................................................................             300             2,982
    California Water Service Group..............................................             600            11,070
   *Calpine Corp................................................................           5,400            78,840
    CenterPoint Energy, Inc.....................................................           1,600            29,552
    Central Vermont Public Service Corp.........................................             200             7,034
    CH Energy Group, Inc........................................................             300            17,064
    Chesapeake Utilities Corp...................................................             241            10,368
    Cleco Corp..................................................................             900            35,784
    CMS Energy Corp.............................................................           1,000            21,830
    Connecticut Water Services, Inc.............................................             200             6,076
    Consolidated Edison, Inc....................................................             600            35,376
    Consolidated Water Co., Ltd.................................................              50               390
    Constellation Energy Group, Inc.............................................             400            14,572
    Dominion Resources, Inc.....................................................           1,200            60,048
    DTE Energy Co...............................................................             700            37,247
    Duke Energy Corp............................................................           2,700            57,537
   *Dynegy, Inc.................................................................           1,300             2,418
    Edison International, Inc...................................................             700            28,728
    El Paso Electric Co.........................................................             800            27,840
    Empire District Electric Co.................................................             800            16,664
    Entergy Corp................................................................             300            20,814
   #Exelon Corp.................................................................           1,349            53,663
    FirstEnergy Corp............................................................           1,166            49,229
    Genie Energy, Ltd. Class B..................................................             400             4,184
   *GenOn Energy, Inc...........................................................          16,687            35,543
    Great Plains Energy, Inc....................................................           1,400            28,868
    Hawaiian Electric Industries, Inc...........................................           1,100            28,545
    IDACORP, Inc................................................................             600            25,290
    Integrys Energy Group, Inc..................................................             200            10,382
    ITC Holdings Corp...........................................................             200            14,742
   #Laclede Group, Inc..........................................................             300            12,498
    MDU Resources Group, Inc....................................................             700            14,966
    MGE Energy, Inc.............................................................             400            17,944
    Middlesex Water Co..........................................................             300             5,667
    National Fuel Gas Co........................................................             300            15,084
    New Jersey Resources Corp...................................................             700            33,404
    NextEra Energy, Inc.........................................................             900            53,865
    NiSource, Inc...............................................................           1,200            27,276

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Northeast Utilities, Inc.....................................................             700   $        24,325
   Northwest Natural Gas Co.....................................................             400            19,020
   NorthWestern Corp............................................................             500            17,570
  *NRG Energy, Inc..............................................................           3,400            57,392
   NSTAR........................................................................             600            26,958
   NV Energy, Inc...............................................................           2,300            37,260
   OGE Energy Corp..............................................................             500            26,430
   ONEOK, Inc...................................................................             600            49,896
  #Ormat Technologies, Inc......................................................           1,300            21,125
   Otter Tail Corp..............................................................             600            13,254
   Pepco Holdings, Inc..........................................................             800            15,728
   PG&E Corp....................................................................             600            24,396
  #Piedmont Natural Gas Co......................................................             800            26,336
   Pinnacle West Capital Corp...................................................             500            23,630
   PNM Resources, Inc...........................................................           1,200            21,372
   Portland General Electric Co.................................................             700            17,458
   PPL Corp.....................................................................           1,000            27,790
   Progress Energy, Inc.........................................................             800            43,464
   Public Service Enterprise Group, Inc.........................................           4,400           133,496
   Questar Corp.................................................................           3,600            69,408
  #SCANA Corp...................................................................             400            17,932
   Sempra Energy................................................................             400            22,760
   SJW Corp.....................................................................             600            14,214
   South Jersey Industries, Inc.................................................             400            21,952
  #Southern Co. (The)...........................................................           1,600            72,896
   Southwest Gas Corp...........................................................             800            33,440
   TECO Energy, Inc.............................................................             760            13,718
   UGI Corp.....................................................................           1,042            28,040
   UIL Holdings Corp............................................................             550            19,019
   UniSource Energy Corp........................................................             500            18,630
   Unitil Corp..................................................................             100             2,763
   Vectren Corp.................................................................             800            22,872
  #Westar Energy, Inc...........................................................           1,200            34,128
   WGL Holdings, Inc............................................................             600            25,590
   Wisconsin Energy Corp........................................................           1,000            34,000
   Xcel Energy, Inc.............................................................           1,100            29,260
   York Water Co................................................................             360             6,409
                                                                                                   ---------------
Total Utilities.................................................................                         2,396,442
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                        75,441,886
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
  .*Pilgrim's Pride Corp. Rights 02/29/12.......................................           1,480               270
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........          80,776            80,776
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@DFA Short Term Investment Fund..............................................       7,225,658         7,225,658
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
      $92,260 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
      $92,666) to be repurchased at $90,452.....................................   $          90            90,451
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                         7,316,109
                                                                                                   ---------------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

TOTAL INVESTMENTS -- (100.0%)
   (Cost $85,489,542)^^.........................................................                   $    82,839,041
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                 VALUATION INPUTS
                                              ------------------------------------------------
                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------
                                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                              -----------   ----------   -------   -----------
Common Stocks
Consumer Discretionary.....................   $11,334,205           --      --     $11,334,205
   Consumer Staples........................     4,811,064           --      --       4,811,064
   Energy..................................    10,130,444           --      --      10,130,444
   Financials..............................    15,090,795           --      --      15,090,795
   Industrials.............................    12,067,898   $      945      --      12,068,843
   Information Technology..................    12,422,502           --      --      12,422,502
   Materials...............................     4,563,506           --      --       4,563,506
   Other...................................            --           --      --              --
   Real Estate Investment Trusts...........        38,106           --      --          38,106
   Telecommunication Services..............     2,585,979           --      --       2,585,979
   Utilities...............................     2,396,442           --      --       2,396,442
Rights/Warrants............................            --          270      --             270
Temporary Cash Investments.................        80,776           --      --          80,776
Securities Lending Collateral..............            --    7,316,109      --       7,316,109
                                              -----------   ----------     ---     -----------
TOTAL......................................   $75,521,717   $7,317,324      --     $82,839,041
                                              ===========   ==========     ===     ===========

              See accompanying Notes to Schedules of Investments.

                CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (92.1%)
AUSTRALIA -- (6.6%)
    Adelaide Brighton, Ltd......................................................           6,034   $        19,006
    AGL Energy, Ltd.............................................................           1,753            27,141
    Alumina, Ltd................................................................          25,008            33,999
    Amalgamated Holdings, Ltd...................................................           4,182            25,782
    Amcor, Ltd..................................................................           7,427            55,497
    AMP, Ltd....................................................................           8,980            40,728
   #APA Group, Ltd..............................................................           4,462            22,719
   #APN News & Media, Ltd.......................................................           5,416             4,186
   #*Aquila Resources, Ltd......................................................           2,666            17,014
    Asciano Group, Ltd..........................................................          10,297            51,357
    ASX, Ltd....................................................................           1,133            36,066
    Atlas Iron, Ltd.............................................................           5,199            17,084
   *Austar United Communications, Ltd...........................................          13,491            17,013
   #Australia & New Zealand Banking Group, Ltd..................................          11,146           253,519
   *Australian Agricultural Co., Ltd............................................           5,906             8,708
   #Australian Infrastructure Fund..............................................          11,625            24,783
    Australian Worldwide Exploration, Ltd.......................................          11,677            18,581
    Automotive Holdings Group NL................................................           6,747            13,963
   #Bank of Queensland, Ltd.....................................................           5,672            45,604
    Beach Energy, Ltd...........................................................          17,534            27,501
    Bendigo Bank, Ltd...........................................................           5,084            44,722
    BHP Billiton, Ltd. Sponsored ADR............................................           2,200           174,768
   #Billabong International, Ltd................................................           5,123            10,194
   *BlueScope Steel, Ltd........................................................          45,896            19,709
    Boral, Ltd..................................................................          16,713            71,651
    Bradken, Ltd................................................................           1,584            13,194
    Brambles, Ltd...............................................................           2,733            21,091
    Brickworks, Ltd.............................................................           1,710            19,458
    Caltex Australia, Ltd.......................................................           3,088            41,703
    Campbell Brothers, Ltd......................................................             989            54,596
    Challenger, Ltd.............................................................           9,885            46,426
    Coca-Cola Amatil, Ltd.......................................................           3,099            38,008
    Commonwealth Bank of Australia NL...........................................           3,519           189,078
    Computershare, Ltd..........................................................           2,217            17,993
    Credit Corp. Group, Ltd.....................................................           1,551             7,738
    CSR, Ltd....................................................................          16,074            34,965
   *Dart Energy, Ltd............................................................           1,696               783
   #David Jones, Ltd............................................................           7,232            19,878
   *Downer EDI, Ltd.............................................................           7,785            29,836
    DUET Group, Ltd.............................................................          18,845            36,222
   #DuluxGroup, Ltd.............................................................           2,763             8,357
   #*Elders, Ltd................................................................           9,306             2,374
   #*Energy World Corp., Ltd....................................................          12,801             9,571
    Envestra, Ltd...............................................................          35,078            28,094
   #Fairfax Media, Ltd..........................................................          54,103            42,498
    FKP Property Group, Ltd.....................................................          14,216             9,566
    Fletcher Building, Ltd......................................................             913             4,876
   #Flight Centre, Ltd..........................................................             646            13,235
    Goodman Fielder, Ltd........................................................          62,636            34,891
    GrainCorp, Ltd..............................................................           2,702            22,502
    GUD Holdings, Ltd...........................................................           1,903            15,191
   #GWA Group, Ltd..............................................................           5,833            14,816
    Harvey Norman Holdings, Ltd.................................................          12,250            26,782
   *Hillgrove Resources, Ltd....................................................          75,521            17,235
   #Hills Holdings, Ltd.........................................................           5,255             5,764
    Iluka Resources, Ltd........................................................           2,000            38,865
    Incitec Pivot, Ltd..........................................................          18,610            63,387
    Insurance Australia Group, Ltd..............................................          25,165            77,756

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
    IOOF Holdings, Ltd..........................................................           2,294   $        13,627
    Iress Market Technology, Ltd................................................           2,664            19,643
    James Hardie Industries SE Sponsored ADR....................................             600            22,599
   #JB Hi-Fi, Ltd...............................................................             833            11,144
   #*KBL Mining, Ltd............................................................           2,746               729
    Kingsgate Consolidated, Ltd.................................................             496             4,031
   #Leighton Holdings, Ltd......................................................             404            10,037
    Lend Lease Group NL.........................................................           6,437            50,231
   *MacMahon Holdings, Ltd......................................................          23,515            16,461
    Macquarie Group, Ltd........................................................           3,881           104,991
    Melbourne IT, Ltd...........................................................           5,334             9,047
   *Metals X, Ltd...............................................................           2,482               579
    Metcash, Ltd................................................................           7,942            34,047
    Mincor Resources NL.........................................................           4,393             3,472
   *Mineral Deposits, Ltd.......................................................           3,452            20,840
    Monadelphous Group, Ltd.....................................................           1,313            30,639
    Mount Gibson Iron, Ltd......................................................           8,762            13,141
   #*Murchison Metals, Ltd......................................................           4,058             1,871
   #Myer Holdings, Ltd..........................................................           1,415             3,213
    National Australia Bank, Ltd................................................          10,974           277,767
   #Navitas, Ltd................................................................           5,275            16,128
    Newcrest Mining, Ltd........................................................             880            31,498
   *Nufarm, Ltd.................................................................           5,093            24,628
    Oil Search, Ltd.............................................................           2,655            18,590
    OneSteel, Ltd...............................................................          16,070            12,621
    Orica, Ltd..................................................................           1,594            41,883
    Origin Energy, Ltd..........................................................           7,270           106,072
    OZ Minerals, Ltd............................................................           2,017            23,348
    Pacific Brands, Ltd.........................................................          16,041            10,548
   *Paladin Energy, Ltd.........................................................           5,796            11,328
    Panoramic Resources, Ltd....................................................           3,668             5,135
    Peet, Ltd...................................................................           6,007             5,228
   *Perilya, Ltd................................................................          55,058            23,964
   #Perpetual Trustees Australia, Ltd...........................................             334             7,173
    PMP, Ltd....................................................................          15,111             8,076
    Premier Investments, Ltd....................................................           1,327             6,865
   *Prime Aet&D Holdings No.1, Ltd..............................................               1                --
    Programmed Maintenance Service, Ltd.........................................           6,629            14,419
   *Qantas Airways, Ltd.........................................................          25,039            41,860
    QBE Insurance Group, Ltd....................................................           2,126            25,881
   *Ramelius Resources, Ltd.....................................................          23,490            25,912
    RCR Tomlinson, Ltd..........................................................           7,109            12,060
    Reece Australia, Ltd........................................................             772            15,898
   *Rio Tinto, Ltd..............................................................           1,280            93,913
   *Roc Oil Co., Ltd............................................................          10,705             3,860
    SAI Global, Ltd.............................................................           5,683            29,839
   #Salmat, Ltd.................................................................           4,935            12,628
    Santos, Ltd.................................................................           5,642            80,546
    Seven Group Holdings, Ltd...................................................           3,972            33,093
    Seven West Media, Ltd.......................................................           2,372             8,715
   *Silex System, Ltd...........................................................           1,790             4,084
    Sims Metal Management, Ltd..................................................           4,273            68,273
    Southern Cross Media Group, Ltd.............................................          18,980            23,384
    Spark Infrastructure Group, Ltd.............................................           8,923            12,641
    Spotless Group, Ltd.........................................................           8,895            22,679
   *St. Barbara, Ltd............................................................           2,817             6,989
   *Straits Resources, Ltd......................................................           6,014             4,311
    Suncorp Group, Ltd..........................................................          15,346           136,863
   *Sunland Group, Ltd..........................................................           7,830             6,141
    Telstra Corp., Ltd..........................................................           7,576            26,777
   #Ten Network Holdings, Ltd...................................................           8,071             7,539

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   *Teranga Gold Corp...........................................................           6,408   $        15,590
    Toll Holdings, Ltd..........................................................          12,022            63,768
    Transfield Services, Ltd....................................................          16,892            35,853
    Transurban Group, Ltd.......................................................           5,036            29,351
    UGL, Ltd....................................................................           2,473            35,188
    Village Roadshow, Ltd.......................................................           4,000            12,732
   *Virgin Australia Holdings, Ltd..............................................          46,180            15,661
    Washington H. Soul Pattinson & Co., Ltd.....................................           2,825            41,213
    Wesfarmers, Ltd.............................................................           5,008           161,000
    Westpac Banking Corp........................................................           5,582           125,133
   #Westpac Banking Corp. Sponsored ADR.........................................           1,800           202,158
   #Whitehaven Coal, Ltd........................................................           1,338             8,070
    WHK Group, Ltd..............................................................           9,975             8,921
    Woodside Petroleum, Ltd.....................................................             671            24,354
    Woolworths, Ltd.............................................................           1,333            35,065
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                         4,621,580
                                                                                                   ---------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG......................................................             195            21,050
    Andritz AG..................................................................             334            31,018
   #*A-TEC Industries AG........................................................             464               510
   #Erste Group Bank AG.........................................................           2,853            62,854
    Oesterreichischen Post AG...................................................             380            12,405
    OMV AG......................................................................           1,301            42,692
   #Raiffeisen Bank International AG............................................             581            19,830
   #RHI AG......................................................................             422             9,702
    Schoeller-Bleckmann Oilfield Equipment AG...................................             121            10,171
    Telekom Austria AG..........................................................           2,696            31,458
    Verbund AG..................................................................             290             7,881
    Vienna Insurance Group AG Wiener Versicherung Gruppe........................             762            32,902
    Voestalpine AG..............................................................             813            26,722
    Wienerberger AG.............................................................           1,876            21,634
   #Zumtobel AG.................................................................             642            11,692
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                           342,521
                                                                                                   ---------------
BELGIUM -- (0.8%)
    Ackermans & van Haaren NV...................................................             459            36,892
    Ageas SA....................................................................          34,347            71,588
    Banque Nationale de Belgique SA.............................................               6            17,659
    Barco NV....................................................................             411            22,261
   #Bekaert NV..................................................................             568            23,167
   #Belgacom SA.................................................................             497            15,530
    Compagnie d'Entreprises SA..................................................             220            11,800
    Compagnie Maritime Belge SA.................................................             293             6,652
    Delhaize Group SA Sponsored ADR.............................................           1,100            60,181
   #*Dexia SA...................................................................           9,412             4,144
    D'ieteren SA................................................................             477            23,758
    Elia System Operator SA.....................................................             591            22,476
   *Euronav SA..................................................................             852             5,408
    EVS Broadcast Equipment SA..................................................             132             6,492
    Exmar NV....................................................................             649             4,847
    KBC Groep NV................................................................           1,299            24,764
   *Kinepolis Group NV..........................................................             280            20,772
    Mobistar SA.................................................................             266            13,320
   #Nyrstar NV..................................................................           1,426            13,346
    Sipef NV....................................................................              98             7,967
    Solvay SA...................................................................             202            19,989
    Telenet Group Holding NV....................................................             699            27,680
    Tessenderlo Chemie NV.......................................................             947            32,363

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
   Umicore SA...................................................................           1,145   $        53,336
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                           546,392
                                                                                                   ---------------
CANADA -- (10.9%)
   *Absolute Software Corp......................................................             500             2,369
   *Advantage Oil & Gas, Ltd....................................................             500             1,780
    Aecon Group, Inc............................................................             700             7,854
    AGF Management, Ltd. Class B................................................             962            15,082
   #Agnico-Eagle Mines, Ltd.....................................................             802            30,066
    Agrium, Inc.................................................................           1,300           104,796
    Alamos Gold, Inc............................................................           1,800            36,872
   *Alexco Resource Corp........................................................           3,400            26,110
    Algonquin Power & Utilities Corp............................................           3,600            21,506
    Alimentation Couche-Taro, Inc. Class B......................................             800            24,294
   #AltaGas, Ltd................................................................             800            24,159
    Amerigo Resources, Ltd......................................................           6,500             5,705
   *Angle Energy, Inc...........................................................           2,180            11,871
   *Antrim Energy, Inc..........................................................           3,100             4,081
   *Anvil Mining, Ltd...........................................................           1,500            11,339
   #ARC Resources, Ltd..........................................................           1,900            46,065
   *Argonaut Gold, Inc..........................................................             172             1,451
    Astral Media, Inc. Class A..................................................             900            31,640
    Atco, Ltd. Class I..........................................................             400            23,812
   #Atlantic Power Corp.........................................................             527             7,826
   *AuRico Gold, Inc............................................................           2,609            24,693
   *Ballard Power Systems, Inc..................................................           2,600             3,060
   #Bank of Montreal............................................................           3,935           228,754
    Bank of Nova Scotia.........................................................           4,072           209,265
    Barrick Gold Corp...........................................................           2,100           103,586
   #Baytex Energy Corp..........................................................             400            22,994
   #BCE, Inc....................................................................             118             4,811
   #Bell Aliant, Inc............................................................             700            19,603
   *Bellatrix Exploration, Ltd..................................................             986             4,582
   *Birchcliff Energy, Ltd......................................................             900            12,037
   #Bombardier, Inc. Class B....................................................           7,800            36,095
   #Bonavista Energy Corp.......................................................             400             9,032
    Brookfield Asset Management, Inc. Class A...................................           1,400            42,487
   #Brookfield Properties Corp..................................................           1,200            20,716
    CAE, Inc....................................................................           3,740            41,253
    Calfrac Well Services, Ltd..................................................             300             7,761
    Cameco Corp.................................................................           3,700            85,830
   #Canaccord Capital, Inc......................................................           1,100             8,601
    Canada Bread Co., Ltd.......................................................             400            17,952
   #Canadian Imperial Bank of Commerce..........................................           1,527           116,120
    Canadian National Railway Co., Ltd..........................................             600            45,256
    Canadian National Resources, Ltd............................................           4,200           166,375
    Canadian Oil Sands, Ltd.....................................................             640            15,868
    Canadian Pacific Railway, Ltd...............................................             800            57,054
   #Canadian Tire Corp. Class A.................................................             900            57,678
    Canadian Utilities, Ltd. Class A............................................             300            18,059
   #Canadian Western Bank.......................................................           1,200            31,678
    Canam Group, Inc. Class A...................................................           1,300             5,355
   *Canfor Corp.................................................................             830             9,710
    Capital Power Corp..........................................................             200             4,899
    Cascades, Inc...............................................................           2,400            10,771
   *Catalyst Paper Corp.........................................................          11,600               174
    CCL Industries, Inc. Class B................................................             700            22,151
   *Celestica, Inc..............................................................           5,200            44,288
   *Celtic Exploration, Ltd.....................................................           1,400            25,802
    Cenovus Energy, Inc.........................................................           1,090            39,776
   *CGI Group, Inc. Class A.....................................................             900            18,176

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   *Chinook Energy, Inc.........................................................              61   $            89
    CI Financial Corp...........................................................             600            12,907
   #Cineplex, Inc...............................................................             300             7,534
   *Clarke, Inc.................................................................           1,100             4,608
   #Cogeco Cable, Inc...........................................................             200             9,634
   *Compton Petroleum Corp......................................................               7                30
   *Connacher Oil & Gas, Ltd....................................................           5,200             5,030
   #*Corridor Resources, Inc....................................................             500               454
   #Corus Entertainment, Inc. Class B...........................................           1,500            31,161
   *Cott Corp...................................................................             300             2,100
   #Crescent Point Energy Corp..................................................             500            22,868
   *Crew Energy, Inc............................................................           1,200            16,396
    Davis & Henderson Corp......................................................             584            10,402
   *Denison Mines Corp..........................................................           4,500             7,719
    Dollarama, Inc..............................................................             350            15,097
    Dorel Industries, Inc. Class B..............................................             500            12,357
   *DragonWave, Inc.............................................................           1,657             6,825
   *Dundee Capital Markets, Inc.................................................           2,320             2,591
   #*Dundee Precious Metals, Inc................................................           2,800            26,277
   *Eastern Platinum, Ltd.......................................................          16,800             9,048
    E-L Financial Corp., Ltd....................................................              34            12,885
    Eldorado Gold Corp..........................................................           1,659            25,132
   #Emera, Inc..................................................................             100             3,234
    Empire Co., Ltd. Class A....................................................             300            16,904
    Enbridge Income Fund Holdings, Inc..........................................           1,000            21,512
   #Enbridge, Inc...............................................................           1,248            46,960
    Encana Corp.................................................................           3,890            74,526
    Enerflex, Ltd...............................................................             600             7,384
   #Enerplus Corp...............................................................           1,585            37,780
    Ensign Energy Services, Inc.................................................           2,800            43,562
    Equitable Group, Inc........................................................             500            13,698
   *Euro Goldfields, Ltd........................................................           1,700            21,735
   *Fairborne Energy, Ltd.......................................................           1,000             2,413
    Fairfax Financial Holdings, Ltd.............................................             200            81,181
    Finning International, Inc..................................................             800            21,853
    First Capital Realty, Inc...................................................             100             1,786
    First Quantum Minerals, Ltd.................................................           2,105            46,101
   *FirstService Corp...........................................................             400            11,836
   *Flint Energy Services, Ltd..................................................             400             5,896
   #*Forsys Metals Corp.........................................................           4,100             2,780
   #Fortis, Inc.................................................................             900            29,970
    George Weston, Ltd..........................................................             400            25,974
    Gildan Activewear, Inc......................................................             800            17,409
    Goldcorp, Inc...............................................................           3,938           190,479
   *Golden Star Resources, Ltd..................................................           8,100            17,691
   *Gran Tierra Energy, Inc.....................................................           2,679            15,283
   #*Grande Cache Coal Corp.....................................................           3,900            37,378
   #*Great Basin Gold, Ltd......................................................           5,600             7,037
    Great-West Lifeco, Inc......................................................           1,400            30,885
    Groupe Aeroplan, Inc........................................................           5,560            69,091
   *Guide Exploration, Ltd. Class A.............................................           1,500             3,875
   *Hanfeng Evergreen, Inc......................................................           1,400             3,477
   *Harry Winston Diamond Corp..................................................             500             5,849
    Home Capital Group, Inc.....................................................             400            20,545
    HudBay Minerals, Inc........................................................           2,300            26,860
    Husky Energy, Inc...........................................................           1,600            39,078
    IAMGOLD Corp................................................................           1,600            26,696
    IGM Financial, Inc..........................................................             400            17,872
   #*Imax Corp..................................................................             200             4,143
   *Imperial Metals Corp........................................................           2,400            37,315
    Imperial Oil, Ltd...........................................................             600            28,591

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
    Industrial Alliance Insurance & Financial Services, Inc.....................           2,200   $        58,121
    Inmet Mining Corp...........................................................             700            46,774
    Intact Financial Corp.......................................................             600            35,376
   *Intermap Technologies, Ltd..................................................           1,800               844
   *International Forest Products, Ltd. Class A.................................           2,000             9,036
   #*Ivanhoe Energy, Inc........................................................           3,900             4,045
   *Ivanhoe Mines, Ltd..........................................................           1,725            27,818
   #*Jaguar Mining, Inc.........................................................           3,400            24,482
   #Just Energy Group, Inc......................................................             500             5,989
    Killam Properties, Inc......................................................           1,172            14,061
   *Kingsway Financial Services, Inc............................................           1,700             1,017
    Kinross Gold Corp...........................................................           5,881            66,452
   *Kirkland Lake Gold, Inc.....................................................             500             8,891
   *La Mancha Resources, Inc....................................................           1,000             3,161
   *Labrador Iron Mines Holdings, Ltd...........................................           4,500            26,523
    Laurentian Bank of Canada...................................................             400            18,430
   *Legacy Oil & Gas, Inc.......................................................           2,637            32,690
    Leon's Furniture, Ltd.......................................................             400             5,026
    Linamar Corp................................................................           1,500            25,760
   #Loblaw Cos., Ltd............................................................           1,300            47,193
   *Lundin Mining Corp..........................................................           9,000            45,507
    MacDonald Dettweiler & Associates, Ltd......................................             366            16,123
    Magna International, Inc....................................................           2,400            99,140
    Major Drilling Group International, Inc.....................................             900            15,079
    Manitoba Telecom Services, Inc..............................................             500            15,832
    Manulife Financial Corp.....................................................          10,200           119,120
    Maple Leaf Foods, Inc.......................................................           2,300            25,438
   *Martinrea International, Inc................................................           3,400            30,077
   *Maxim Power Corp............................................................           1,600             3,271
   *MEG Energy Corp.............................................................             243            10,944
   *Mega Uranium, Ltd...........................................................           1,500               449
    Methanex Corp...............................................................           2,179            59,327
   #Metro, Inc. Class A.........................................................           1,000            54,593
    MI Developments, Inc........................................................             606            21,183
   *Minefinders Corp............................................................           1,400            19,813
    Mullen Group, Ltd...........................................................             200             3,850
   #NAL Energy Corp.............................................................           2,410            17,474
    National Bank of Canada.....................................................           1,200            90,021
    Nexen, Inc..................................................................           5,131            91,956
    Niko Resources, Ltd.........................................................             200             9,772
   *Norbord, Inc................................................................             330             3,278
   #*North American Palladium, Ltd..............................................           2,000             5,625
    Northland Power, Inc........................................................           1,200            20,644
   *Nuvista Energy, Ltd.........................................................             600             2,597
   *OceanaGold Corp.............................................................           6,600            16,851
   *Open Range Energy Corp......................................................           3,000             3,710
   *Open Text Corp..............................................................             600            30,410
    Pacific Rubiales Energy Corp................................................           1,900            47,808
   #*Pan American Silver Corp...................................................             700            16,064
   *Paramount Resources, Ltd. Class A...........................................             600            20,644
    Pason Systems, Inc..........................................................             300             3,890
   #Pembina Pipeline Corp.......................................................             300             8,024
   #Pengrowth Energy Corp.......................................................           2,827            28,335
   #Penn West Petroleum, Ltd....................................................           4,010            87,383
   #PetroBakken Energy, Ltd. Class A............................................           1,420            20,789
   *Petrobank Energy & Resources, Ltd...........................................             500             6,961
    Petrominerales, Ltd.........................................................             681            14,215
   *Pilot Gold, Inc.............................................................             333               475
   #Poseidon Concepts Corp......................................................           2,652            39,170
    Potash Corp. of Saskatchewan, Inc...........................................             900            42,168
   *Precision Drilling Corp.....................................................           2,400            24,630

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   #Progress Energy Resources Corp..............................................           2,567   $        27,188
    Progressive Waste Solutions, Ltd............................................             961            21,823
   #*Quadra FNX Mining, Ltd.....................................................           1,709            25,634
    Quebecor, Inc. Class B......................................................           1,200            42,497
   *Ram Power Corp..............................................................           9,500             3,316
    Reitmans Canada, Ltd. Class A...............................................             500             7,330
   *Research In Motion, Ltd.....................................................           3,458            57,662
    Rogers Communications, Inc. Class B.........................................             600            23,068
    Rogers Sugar, Inc...........................................................             100               558
    RONA, Inc...................................................................           3,000            28,274
    Royal Bank of Canada........................................................           5,951           310,815
    Russel Metals, Inc..........................................................           1,700            42,097
   #Saputo, Inc.................................................................             800            32,584
   *Savanna Energy Services Corp................................................           1,200             8,557
   *Secure Energy Services, Inc.................................................             840             7,146
    SEMAFO, Inc.................................................................           4,000            26,728
    ShawCor, Ltd. Class A.......................................................           1,000            29,720
    Sherritt International Corp.................................................           3,700            23,358
   *Shore Gold, Inc.............................................................           5,600             2,094
   *Sierra Wireless, Inc........................................................             900             6,525
   *Silver Standard Resources, Inc..............................................             400             6,893
    Silver Wheaton Corp.........................................................           1,000            35,674
   #*Sino-Forest Corp...........................................................           4,400             6,050
    SNC-Lavalin Group, Inc......................................................             600            30,895
   *Sprott Resource Corp........................................................             700             2,730
    Sprott Resource Lending Corp................................................           7,300            10,775
   *Stantec, Inc................................................................             500            13,912
   #Student Transportation, Inc.................................................           1,627            11,115
    Suncor Energy, Inc..........................................................           8,501           292,834
   *SunOpta, Inc................................................................             300             1,475
    Talisman Energy, Inc........................................................           7,200            86,024
   *Taseko Mines, Ltd...........................................................           4,300            15,653
    Teck Resources, Ltd. Class B................................................           2,837           120,304
    Telus Corp..................................................................             400            22,547
   #Telus Corp. Non-Voting......................................................             505            27,071
   *Thompson Creek Metals Co., Inc..............................................           1,300            10,994
    Thomson Reuters Corp........................................................           2,357            64,737
    Tim Hortons, Inc............................................................             400            19,491
    TMX Group, Inc..............................................................           1,100            47,030
    Toromont Industries, Ltd....................................................             600            13,320
    Toronto Dominion Bank.......................................................           4,400           340,257
    Torstar Corp. Class B.......................................................             500             4,318
   #TransAlta Corp..............................................................           2,300            46,702
    TransCanada Corp............................................................           3,265           134,319
    Transcontinental, Inc. Class A..............................................           1,600            20,505
   *TransGlobe Energy Corp......................................................             400             3,897
   #Trican Well Service, Ltd....................................................           2,600            43,251
    Trinidad Drilling, Ltd......................................................           2,300            15,391
   #*U308 Corp..................................................................             186               111
   *UEX Corp....................................................................             300               251
    Uni-Select, Inc.............................................................             300             7,899
   #*Uranium One, Inc...........................................................           7,700            19,659
    Veresen, Inc................................................................           1,400            21,055
   #Vermilion Energy, Inc.......................................................             200             9,175
   #Viterra, Inc................................................................           6,257            67,331
    Wesdome Gold Mines, Ltd.....................................................           8,700            16,659
    West Fraser Timber Co., Ltd.................................................           1,200            57,816
    Wi-Lan, Inc.................................................................           2,661            15,180
    Winpak, Ltd.................................................................           1,142            13,952
    Yamana Gold, Inc............................................................           7,388           127,837
                                                                                                   ---------------
TOTAL CANADA....................................................................                         7,575,155
                                                                                                   ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
DENMARK -- (0.6%)
   *A.P. Moeller-Maersk A.S. Series A...........................................               2   $        14,062
    A.P. Moeller-Maersk A.S. Series B...........................................               8            58,996
   *Alm. Brand A.S..............................................................           3,000             5,070
    Auriga Industries A.S. Series B.............................................             600             8,652
   *Bang & Olufsen Holdings A.S.................................................             670             8,098
    D/S Norden A.S..............................................................             792            19,863
   *Danske Bank A.S.............................................................           4,726            68,884
    DSV A.S.....................................................................             634            12,980
    East Asiatic Co., Ltd. A.S..................................................             400             9,167
    FLSmidth & Co. A.S..........................................................             581            43,048
   *Jyske Bank A.S..............................................................           1,537            45,327
   #NKT Holding A.S.............................................................             350            13,251
    Novozymes A.S. Series B.....................................................             750            21,160
    Ringkjoebing Landbobank A.S.................................................              78             8,979
    Rockwool International A.S. Series B........................................              60             5,699
    Schouw & Co. A.S............................................................             300             6,241
    SimCorp A.S.................................................................              60             9,137
    Solar Holdings A.S. Series B................................................             125             6,384
   *Spar Nord Bank A.S..........................................................             600             4,047
    Sydbank A.S.................................................................           1,000            17,056
   *TDC A.S.....................................................................           1,320            10,305
   *Topdanmark A.S..............................................................             155            24,291
   *Torm A.S. ADR...............................................................             500               390
    Tryg A.S....................................................................             193            10,499
   #*Vestas Wind Systems A.S....................................................             350             3,949
   *Vestjysk Bank A.S...........................................................             250             1,195
                                                                                                   ---------------
TOTAL DENMARK...................................................................                           436,730
                                                                                                   ---------------
FINLAND -- (1.4%)
    Ahlstrom Oyj................................................................             445             7,495
   #Alma Media Oyj..............................................................           1,213            10,164
    Amer Sports Oyj Series A....................................................           2,045            25,973
    Atria P.L.C.................................................................             595             5,147
    Cargotec Oyj Series B.......................................................             426            15,529
    Cramo Oyj...................................................................             564             7,987
    Elisa Oyj...................................................................           2,250            47,379
   *Finnair Oyj.................................................................           1,332             4,404
    Fiskars Oyj Abp.............................................................             531            11,451
    Fortum Oyj..................................................................             939            20,648
    Huhtamaki Oyj...............................................................           1,038            12,704
   #KCI Konecranes Oyj..........................................................             758            18,588
    Kemira Oyj..................................................................           1,641            20,213
    Kesko Oyj Series B..........................................................           1,560            55,137
    Kone Oyj Series B...........................................................             669            36,517
    Lassila & Tikanoja Oyj......................................................             596             8,924
    Metso Oyj Sponsored ADR.....................................................             700            30,688
   #*M-real Oyj Series B........................................................           1,433             3,235
   *Neste Oil Oyj...............................................................           2,609            29,329
   *Nokia Oyj...................................................................           5,277            26,504
   #Nokia Oyj Sponsored ADR.....................................................           5,300            26,712
    Nokian Renkaat Oyj..........................................................             403            14,428
   #Outokumpu Oyj...............................................................           3,715            30,557
    Pohjola Bank P.L.C. Series A................................................           2,735            29,201
    Poyry Oyj...................................................................             726             5,947
    Raisio P.L.C. Series V......................................................           7,337            23,643
    Ramirent Oyj................................................................           1,350            14,039
   #Rautaruukki Oyj Series K....................................................           1,270            14,003
    Ruukki Group Oyj............................................................           3,453             4,426
    Sampo Oyj Series A..........................................................           3,883           102,353
   #Sanoma Oyj..................................................................           2,100            28,385
    Stockmann Oyj Abp Series A..................................................           1,273            26,095

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   #Stockmann Oyj Abp Series B..................................................             646   $        12,188
    Stora Enso Oyj Sponsored ADR................................................           9,200            65,412
    Tieto Oyj...................................................................           1,055            15,937
    Tikkurila Oyj...............................................................             410             7,761
    UPM-Kymmene Oyj Sponsored ADR...............................................           7,100            90,951
   #Uponor Oyj Series A.........................................................             782             8,019
    Vaisala Oyj Series A........................................................             214             4,762
    Wartsila OYJ Abp............................................................           1,126            38,056
   #Yit Oyj.....................................................................           1,551            28,668
                                                                                                   ---------------
TOTAL FINLAND...................................................................                           989,559
                                                                                                   ---------------
FRANCE -- (6.0%)
    Accor SA....................................................................           1,049            31,953
    Aeroports de Paris SA.......................................................             265            19,589
   #*Air France-KLM.............................................................           4,185            26,615
    Air Liquide SA..............................................................             471            59,442
   #*Alcatel-Lucent SA..........................................................           8,068            14,244
   *Alcatel-Lucent SA Sponsored ADR.............................................           4,700             8,178
    Alstom SA...................................................................             858            32,861
    ALTEN SA....................................................................             785            21,729
   #*Altran Technologies SA.....................................................           3,293            15,565
    April SA....................................................................             199             3,221
   *Arkema SA...................................................................             904            73,278
    Assystem....................................................................             430             7,747
    AtoS SA.....................................................................             744            37,456
    AXA SA......................................................................           2,298            34,991
    AXA SA Sponsored ADR........................................................           4,900            74,725
    BNP Paribas SA..............................................................           5,385           229,046
    Bollore SA..................................................................              75            15,222
    Bonduelle SCA...............................................................             293            25,564
    Bongrain SA.................................................................             259            16,144
   #Bourbon SA..................................................................             771            26,286
   *Bouygues SA.................................................................           2,119            66,180
    Cap Gemini SA...............................................................           1,381            50,488
    Carrefour SA................................................................           1,384            31,686
    Casino Guichard Perrachon SA................................................             515            45,890
    CEGID Group SA..............................................................             257             5,375
    Christian Dior SA...........................................................              70             9,921
    Cie de Saint-Gobain SA......................................................           2,596           115,940
   *Cie Generale de Geophysique - Veritas SA Sponsored ADR......................           3,000            84,000
    Cie Generale des Establissements Michelin SA Series B.......................           1,697           116,438
    Ciments Francais SA.........................................................             162            11,970
   *Club Mediterranee SA........................................................             316             6,330
    CNP Assurances SA...........................................................           1,607            21,677
    Credit Agricole SA..........................................................           7,316            45,210
    Danone SA...................................................................             787            48,687
    Dassault Systemes SA........................................................             280            23,243
   *Derichebourg SA.............................................................           2,685             9,925
    Edenred SA..................................................................             877            21,331
   *Eiffage SA..................................................................             799            24,559
    Electricite de France SA....................................................             694            16,025
    Esso SA Francaise...........................................................              76             7,438
   #Establissements Maurel et Prom SA...........................................           1,811            30,152
    Euler Hermes SA.............................................................             509            33,740
   #*Euro Disney SCA............................................................             810             5,074
    European Aeronautic Defence & Space Co. SA..................................           1,762            59,243
    Eutelsat Communications SA..................................................             458            17,016
    Faurecia SA.................................................................             660            16,533
   #France Telecom SA Sponsored ADR.............................................           7,400           111,592
    GDF Suez SA.................................................................           5,950           161,986
    Gemalto NV..................................................................           1,352            72,621

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
    Groupe Eurotunnel SA........................................................           6,043   $        49,883
    Groupe Steria SCA...........................................................             727            14,152
    Guyenne et Gascogne SA......................................................             100            10,733
    Havas SA....................................................................           7,086            32,832
    Hermes International SA.....................................................             125            43,455
    Imerys SA...................................................................             535            29,869
    Ingenico SA.................................................................             449            18,850
    Ipsos SA....................................................................             330            10,547
   *JCDecaux SA.................................................................             360             9,151
    Lafarge SA..................................................................             439            17,962
    Lafarge SA Sponsored ADR....................................................           5,400            55,080
    Lagardere SCA...............................................................           2,488            70,893
    Legrand SA..................................................................             952            32,871
    L'Oreal SA..................................................................             377            40,158
    M6 Metropole Television SA..................................................           1,252            20,978
   #*Manitou BF.................................................................             989            20,488
   #*Maurel & Prom Nigeria......................................................           1,811             4,264
    Mersen SA...................................................................             561            18,997
    Natixis SA..................................................................          12,923            39,809
   #Neopost SA..................................................................             451            31,886
    Nexans SA...................................................................             414            25,766
    Nexity SA...................................................................           1,096            31,723
    Norbert Dentressangle SA....................................................             187            14,697
   *NRJ Group SA................................................................             928             7,711
   #PagesJaunes Groupe SA.......................................................           1,400             6,495
    Peugeot SA..................................................................           1,738            32,159
    Pierre & Vacances SA........................................................             114             4,139
    Plastic Omnium SA...........................................................           1,116            29,362
    PPR SA......................................................................             331            52,267
    Publicis Groupe SA ADR......................................................           1,300            32,851
    Rallye SA...................................................................             367            11,901
    Renault SA..................................................................           2,388           102,155
    Rexel SA....................................................................           1,827            36,047
    Rubis SA....................................................................             392            21,163
   *Sa des Ciments Vicat SA.....................................................             188            11,383
    Safran SA...................................................................           1,095            34,159
    Saft Groupe SA..............................................................             295             8,938
    Schneider Electric SA.......................................................           1,246            77,579
    SCOR SE.....................................................................           3,048            76,780
    SEB SA......................................................................             276            22,952
   #Sechilienne SA..............................................................             191             3,029
    Sequana SA..................................................................             438             3,105
    Societe BIC SA..............................................................             279            24,871
    Societe d'Edition de Canal Plus SA..........................................             972             5,480
    Societe Generale SA.........................................................           4,077           108,990
   *Societe Television Francaise 1 SA...........................................           1,498            16,531
   #Sodexo SA...................................................................             118             8,767
   #*Soitec SA..................................................................           1,246             7,610
    Somfy SA....................................................................              74            16,333
    Stef SA.....................................................................             282            12,911
    STMicroelectronics NV ADR...................................................           6,800            45,424
    Suez Environnement SA.......................................................           1,699            21,767
   #*Technicolor SA.............................................................           1,546             4,630
    Technip SA ADR..............................................................           1,900            44,973
    Teleperformance SA..........................................................             805            20,154
   #Thales SA...................................................................             513            17,579
    Total SA Sponsored ADR......................................................           4,502           238,471
   *UbiSoft Entertainment SA....................................................           1,606            12,604
    Valeo SA....................................................................             790            37,211
   *Vallourec SA................................................................             483            32,693
    Veolia Environnement SA ADR.................................................             600             6,840

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   #Vilmorin & Cie SA...........................................................             177   $        17,744
    Vinci SA....................................................................             956            44,479
    Vivendi SA..................................................................           6,208           130,240
    Zodiac Aerospace SA.........................................................             567            50,635
                                                                                                   ---------------
TOTAL FRANCE....................................................................                         4,190,282
                                                                                                   ---------------
GERMANY -- (5.3%)
   *Aareal Bank AG..............................................................             765            17,493
    Adidas-Salomon AG...........................................................             795            57,441
    Allianz SE..................................................................           2,833           312,302
    Aurubis AG..................................................................             881            49,715
    Axel Springer AG............................................................             218            10,242
    BASF SE.....................................................................           1,274            98,275
    Bauer AG....................................................................             343            10,684
    Bayerische Motoren Werke AG.................................................           1,632           140,047
    Bechtle AG..................................................................             202             7,200
    Beiersdorf AG...............................................................             364            21,893
    Bilfinger Berger SE.........................................................             761            69,959
    Comdirect Bank AG...........................................................           1,445            15,618
   #*Commerzbank AG.............................................................          24,216            58,212
   #*Constantin Medien AG.......................................................           1,864             3,460
   *Continental AG..............................................................             461            36,965
    Daimler AG..................................................................           4,466           247,874
    Deutsche Bank AG (5750355)..................................................           1,143            48,701
    Deutsche Bank AG (D18190898)................................................           4,600           196,374
   *Deutsche Boerse AG..........................................................             826            48,779
    Deutsche Lufthansa AG.......................................................           2,937            40,781
    Deutsche Post AG............................................................           5,606            93,482
    Deutsche Telekom AG.........................................................          17,310           195,020
    Deutsche Wohnen AG..........................................................             591             7,861
   *Deutz AG....................................................................           2,362            16,071
   #Douglas Holding AG..........................................................             434            18,380
    E.ON AG Sponsored ADR.......................................................           8,830           189,580
    ElreingKlinger AG...........................................................             969            29,164
   #Fielmann AG.................................................................             139            14,435
    Fraport AG..................................................................             799            48,015
   #Freenet AG..................................................................           1,764            23,733
    Fuchs Petrolub AG...........................................................             215             8,985
    GEA Group AG................................................................             911            29,351
    GFK SE......................................................................             703            31,261
    Grenkeleasing AG............................................................             247            12,476
    Hannover Rueckversicherung AG...............................................             675            35,960
   #*Heidelberger Druckmaschinen AG.............................................           4,410             9,836
    Heidelberger Zement AG......................................................           1,087            53,631
    Henkel AG & Co. KGaA........................................................             615            32,014
    Hochtief AG.................................................................             402            25,995
    Indus Holding AG............................................................             565            16,190
    Infineon Technologies AG ADR................................................           4,980            45,218
   *IVG Immobilien AG...........................................................           4,240            10,008
   *Jenoptik AG.................................................................             847             5,929
   *K+S AG......................................................................             518            24,764
   *Kabel Deutschland Holding AG................................................             599            31,292
   #Kloeckner & Co. SE..........................................................           2,316            32,257
    Kontron AG..................................................................           1,112             8,740
   #Krones AG...................................................................             594            34,037
   *Kuka AG.....................................................................             521            11,084
    KWS Saat AG.................................................................              62            12,839
    Lanxess AG..................................................................             959            62,704
   #Leoni AG....................................................................             483            21,779
    Linde AG....................................................................             361            57,406
    MAN SE......................................................................             252            26,585

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
    Metro AG....................................................................             663   $        25,590
    MLP AG......................................................................             505             3,541
    MTU Aero Engines Holding AG.................................................             322            22,516
    Munchener Rueckversicherungs-Gesellschaft AG................................           1,116           145,534
    MVV Energie AG..............................................................             213             6,684
   #*Nordex SE..................................................................             312             1,889
   #*Pfleiderer AG..............................................................           1,233               608
   #Praktiker AG................................................................           3,222             9,892
    Puma SE.....................................................................              28             8,776
   #*Q-Cells SE.................................................................           4,748             2,079
   #Rational AG.................................................................              59            13,227
    Rheinmetall AG..............................................................             925            49,760
   *RWE AG......................................................................           1,512            58,065
    Salzgitter AG...............................................................             919            55,079
    SAP AG Sponsored ADR........................................................           1,200            72,576
   #*SGL Carbon SE..............................................................             525            26,543
    Siemens AG..................................................................           1,026            96,891
   #*Singulus Technologies AG...................................................           2,333             8,185
   #*Sky Deutschland AG.........................................................           6,216            14,668
   #Solarworld AG...............................................................             399             2,003
    Suedzucker AG...............................................................             686            20,306
    Symrise AG..................................................................           1,144            32,624
   *TAG Immobilien AG...........................................................             174             1,366
   #ThyssenKrupp AG.............................................................           3,676           104,789
   #*TUI AG.....................................................................           4,500            32,872
    United Internet AG..........................................................           1,164            21,793
    Volkswagen AG...............................................................             192            31,142
    Vossloh AG..................................................................              60             6,138
   #Wacker Chemie AG............................................................              83             7,629
    Wincor Nixdorf AG...........................................................             382            17,871
                                                                                                   ---------------
TOTAL GERMANY...................................................................                         3,668,733
                                                                                                   ---------------
GREECE -- (0.4%)
   *Agricultural Bank of Greece S.A.............................................             318               154
   *Alpha Bank A.E..............................................................           8,245            16,263
   *Anek Lines S.A..............................................................           1,322               195
    Bank of Greece S.A..........................................................             518             9,927
   *Coca-Cola Hellenic Bottling Co. S.A. ADR....................................             750            14,003
   *EFG Eurobank Ergasias S.A...................................................           8,392            10,087
    Ellaktor S.A................................................................           4,143             7,418
    EYDAP Athens Water Supply & Sewage Co. S.A..................................             690             2,923
   *Folli Follie Group S.A......................................................             300             2,590
   *Fourlis Holdings S.A........................................................             501               995
    Frigoglass S.A..............................................................             702             3,561
    GEK Terna S.A...............................................................           1,957             2,214
   *Geniki Bank S.A.............................................................             535               201
   *Halkor S.A..................................................................           3,691             2,401
    Hellenic Exchanges S.A......................................................             626             2,698
    Hellenic Petroleum S.A......................................................           3,652            27,552
   *Hellenic Telecommunication Organization Co. S.A.............................           1,098             4,060
    Hellenic Telecommunication Organization Co. S.A. Sponsored ADR..............           1,300             2,496
    JUMBO S.A...................................................................             839             3,974
   *Marfin Investment Group S.A.................................................          22,347            12,232
    Metka S.A...................................................................             797             7,276
   *Michaniki S.A...............................................................           2,081               572
    Motor Oil (Hellas) Corinth Refineries S.A...................................             491             3,815
   *Mytilineos Holdings S.A.....................................................           3,029            12,574
   *National Bank of Greece S.A.................................................           1,443             5,180
   *National Bank of Greece S.A. ADR............................................           5,116            18,673
   *Nirefs Acquaculture S.A.....................................................           2,998             2,113
   *Piraeus Bank S.A............................................................          28,240            25,106

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
   *Proton Bank S.A.............................................................           2,311   $            --
   Public Power Corp. S.A.......................................................             802             4,165
   *Sidenor Steel Products Manufacturing Co. S.A................................           2,131             3,274
   *T Bank S.A..................................................................           8,910               559
   Titan Cement Co. S.A.........................................................           1,951            32,550
   *TT Hellenic Postbank S.A....................................................           3,006             3,075
   *Viohalco S.A................................................................           1,602             6,669
                                                                                                   ---------------
TOTAL GREECE....................................................................                           251,545
                                                                                                   ---------------
HONG KONG -- (2.1%)
    Allied Properties (H.K.), Ltd...............................................          85,888            11,991
    Associated International Hotels, Ltd........................................           6,000            11,640
   #Bank of East Asia, Ltd......................................................           6,464            26,377
    Cafe de Coral Holdings, Ltd.................................................          10,000            22,865
    Cathay Pacific Airways, Ltd.................................................          12,000            23,855
    Century City International Holdings, Ltd....................................         110,000             7,936
    Cheung Kong Holdings, Ltd...................................................           8,000           107,388
   *China Billion Resources, Ltd................................................         112,480             1,262
   *China Energy Development Holdings, Ltd......................................         176,000             2,025
    Chong Hing Bank, Ltd........................................................           8,000            14,453
    Chuang's Consortium International, Ltd......................................          93,642             8,922
    CLP Holdings, Ltd...........................................................           5,000            40,880
    Dah Sing Financial Holdings, Ltd............................................           4,050            13,955
    Far East Consortium International, Ltd......................................          37,000             5,802
    First Pacific Co., Ltd......................................................          33,600            38,414
   *Foxconn International Holdings, Ltd.........................................           8,000             5,500
    Get Nice Holdings, Ltd......................................................         176,000             7,025
    Giordano International, Ltd.................................................          20,000            15,976
   *Goldin Properties Holdings, Ltd.............................................          24,000             7,132
   *G-Resources Group, Ltd......................................................         114,000             7,044
    Guangnan Holdings, Ltd......................................................          40,000             5,198
    Hang Lung Group, Ltd........................................................           8,000            50,853
    Hang Lung Properties, Ltd...................................................          11,000            37,840
   #Hang Seng Bank, Ltd.........................................................           1,400            18,136
    Henderson Land Development Co., Ltd.........................................          10,060            54,714
   *HKT Trust and HKT, Ltd......................................................             739               475
    Hong Kong & China Gas Co., Ltd..............................................           2,000             4,750
    Hong Kong & Shanghai Hotels, Ltd............................................          11,096            14,809
    Hong Kong Exchanges & Clearing, Ltd.........................................           2,400            41,622
    Hopewell Holdings, Ltd......................................................          10,500            27,478
    Hutchison Telecommunications Hong Kong Holdings, Ltd........................          15,000             6,125
    Johnson Electric Holdings, Ltd..............................................          37,500            22,147
    Kerry Properties, Ltd.......................................................           5,500            21,147
    Kowloon Development Co., Ltd................................................          10,000             9,370
    Li & Fung, Ltd..............................................................           2,000             4,350
    Lifestyle International Holdings, Ltd.......................................           4,500            10,564
   *Mongolia Energy Corp., Ltd..................................................          25,000             2,284
    MTR Corp., Ltd..............................................................          10,553            35,205
   *New Times Energy Corp., Ltd.................................................          35,700             2,946
    New World Development Co., Ltd..............................................          26,889            29,417
   *Noble Group, Ltd............................................................           8,000             8,539
    NWS Holdings, Ltd...........................................................          21,649            35,058
    Orient Overseas International, Ltd..........................................           6,000            31,247
    Pacific Basin Shipping, Ltd.................................................          14,000             6,638
    PCCW, Ltd...................................................................          34,000            10,733
    Pico Far East Holdings, Ltd.................................................          56,000            11,614
    Power Assets Holdings, Ltd..................................................           3,500            25,208
    Regal Hotels International Holdings, Ltd....................................          24,600             8,461
    Shangri-La Asia, Ltd........................................................          17,500            36,410
   #Shun Tak Holdings, Ltd......................................................          20,000             8,461
    Singamas Container Holdings, Ltd............................................          42,000             9,461

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Sino Land Co., Ltd...........................................................          30,800   $        51,304
   SmarTone Telecommunications Holdings, Ltd....................................          21,000            35,467
   Sun Hung Kai & Co., Ltd......................................................          32,619            17,159
   Sun Hung Kai Properties, Ltd.................................................           9,000           124,869
  *Superb Summit International Timber Co., Ltd..................................          71,000             1,063
   Tai Cheung Holdings, Ltd.....................................................          23,000            15,120
   Techtronic Industries Co., Ltd...............................................          31,000            34,413
   Television Broadcasts, Ltd...................................................           4,000            23,279
   Transport International Holdings, Ltd........................................           4,000             8,550
   Varitronix International, Ltd................................................          17,000             7,206
   Victory City International Holdings, Ltd.....................................          14,000             1,442
  #VTech Holdings, Ltd..........................................................           2,200            22,993
   Wharf Holdings, Ltd..........................................................          14,625            83,416
   Wheelock & Co., Ltd..........................................................          13,000            41,479
   Wing Hang Bank, Ltd..........................................................           2,000            18,446
   Yue Yuen Industrial Holdings, Ltd............................................           9,500            29,059
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                         1,486,967
                                                                                                   ---------------
IRELAND -- (0.4%)
   *Aer Lingus Group P.L.C......................................................           4,388             5,012
    CRH P.L.C...................................................................           3,628            72,090
   #CRH P.L.C. Sponsored ADR....................................................           3,300            65,769
    DCC P.L.C...................................................................           1,532            37,010
    Dragon Oil P.L.C............................................................           4,125            33,845
    Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The)............             330             2,069
   *Independent News & Media P.L.C..............................................           1,139               328
    Kerry Group P.L.C. Series A (0490656).......................................             667            24,504
    Kerry Group P.L.C. Series A (4519579).......................................             286            10,517
    Kingspan Group P.L.C. (0492793).............................................           1,183            11,065
    Kingspan Group P.L.C. (4491235).............................................           1,108            10,386
                                                                                                   ---------------
TOTAL IRELAND...................................................................                           272,595
                                                                                                   ---------------
ISRAEL -- (0.4%)
   *Africa Israel Investments, Ltd..............................................           1,117             3,909
   *AudioCodes, Ltd.............................................................             614             2,563
    Bank Hapoalim B.M...........................................................           9,177            31,872
    Bank Leumi Le-Israel B.M....................................................           9,300            30,213
    Bezeq Israeli Telecommunication Corp., Ltd..................................           5,997            10,359
    Elbit Systems, Ltd..........................................................             230             9,565
    Israel Chemicals, Ltd.......................................................           1,084            11,314
   *Israel Discount Bank, Ltd. Series A.........................................          20,541            29,464
    Ituran Location & Control, Ltd..............................................             538             7,054
   *Kardan Yazamut..............................................................           1,340               229
   *Mellanox Technologies, Ltd..................................................             437            15,825
   *Menorah Mivtachim Holdings, Ltd.............................................             894             6,836
    Migdal Insurance & Financial Holding, Ltd...................................           7,718            11,343
    Mizrahi Tefahot Bank, Ltd...................................................           2,222            19,379
   *NICE Systems, Ltd. Sponsored ADR............................................             263             9,457
   *Oil Refineries, Ltd.........................................................           6,074             3,590
    Paz Oil Co., Ltd............................................................              43             5,733
    Phoenix Holdings, Ltd. (The)................................................           1,952             5,222
   *Retalix, Ltd................................................................             963            16,877
   *Union Bank of Israel, Ltd...................................................           1,193             3,678
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           234,482
                                                                                                   ---------------
ITALY -- (2.2%)
   #A2A SpA.....................................................................           7,105             6,773
    ACEA SpA....................................................................           1,354             8,398
   #Arnoldo Mondadori Editore SpA...............................................           1,773             3,225
    Assicurazioni Generali SpA..................................................           2,470            38,606

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
    Atlantia SpA................................................................           1,870   $        29,142
    Autogrill SpA...............................................................           1,015            11,139
    Azimut Holding SpA..........................................................           1,386            11,804
   #Banca Carige SpA............................................................          17,321            34,269
    Banca Monte Dei Paschi di Siena SpA.........................................          21,946             8,354
    Banca Piccolo Credito Valtellinese Scarl....................................           4,872            13,543
    Banca Popolare dell'Emilia Romagna Scarl....................................           2,302            17,335
   *Banca Popolare dell'Etruria e del Lazio Scarl...............................           2,054             3,418
   *Banca Popolare di Milano Scarl..............................................          75,800            39,716
    Banca Popolare di Sondrio Scarl.............................................           4,779            39,790
   #Banco Popolare Scarl........................................................           9,475            14,338
    Benetton Group SpA..........................................................             945             5,012
    Brembo SpA..................................................................           1,796            19,534
   *Buzzi Unicem SpA............................................................           1,314            13,997
   #C.I.R. SpA - Compagnie Industriali Riunite..................................           7,131            11,364
    Cementir Holding SpA........................................................           2,563             5,729
    Credito Artigiano SpA.......................................................           1,391             1,616
    Credito Emiliano SpA........................................................           1,807             7,475
    De Longhi SpA...............................................................           3,442            33,971
   *Delclima SpA................................................................           3,442             2,386
    Enel SpA....................................................................          13,248            54,261
    Eni SpA Sponsored ADR.......................................................           3,700           164,650
    ERG SpA.....................................................................           1,082            12,384
    Esprinet SpA................................................................           2,121            10,262
   *Fiat Industrial SpA.........................................................           2,621            25,757
   #*Fiat SpA...................................................................           4,471            26,908
   #Fiat SpA Sponsored ADR......................................................           1,600             9,760
   #Finmeccanica SpA............................................................           6,992            31,555
   #*Fondiaria - Sai SpA........................................................           1,930             1,792
   #Geox SpA....................................................................             852             2,833
    Gruppo Editoriale L'Espresso SpA............................................           3,978             5,520
    Hera SpA....................................................................          14,415            20,211
    Immsi SpA...................................................................           4,196             3,365
    Impregilo SpA...............................................................          10,237            35,201
    Interpump Group SpA.........................................................           1,758            13,073
    Intesa Sanpaolo SpA.........................................................          47,466            90,914
    Iren SpA....................................................................           8,189             7,617
   #Italcementi SpA.............................................................           1,415            10,611
    Italmobiliare SpA...........................................................             246             6,027
    Luxottica Group SpA Sponsored ADR...........................................             600            19,752
   *Mediaset SpA................................................................           4,438            13,141
    Mediobanca SpA..............................................................           6,902            40,646
    Mediolanum SpA..............................................................           2,157             9,275
   #*Milano Assicurazioni SpA...................................................           5,810             1,792
    Parmalat SpA................................................................          30,428            57,739
    Piaggio & C. SpA............................................................           2,131             5,665
    Pirelli & Co. SpA...........................................................           4,681            43,384
   *Prelios SpA.................................................................           7,505               878
   *Premafin Finanziaria SpA....................................................          10,391             3,277
    Prysmian SpA................................................................           1,062            15,986
   *Safilo Group SpA............................................................           1,177             8,420
    Saipem SpA..................................................................             800            37,528
   *Saras SpA...................................................................           5,737             7,851
    Snam SpA....................................................................           3,918            17,663
    Societa Cattolica di Assicurazioni Scrl.....................................             859            16,639
    Telecom Italia SpA Sponsored ADR............................................           8,020            81,964
    Tenaris SA ADR..............................................................             331            12,995
    Terna Rete Elettrica Nazionale SpA..........................................           9,125            33,443
   #Tod's SpA...................................................................             244            21,947
   #UniCredit SpA...............................................................          24,943           124,409
   #Unione di Banche Italiane ScpA..............................................           9,985            45,961

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)

   #*Unipol Gruppo Finanziario SpA..............................................          16,156   $         4,038
                                                                                                   ---------------
TOTAL ITALY.....................................................................                         1,538,028
                                                                                                   ---------------
JAPAN -- (21.1%)
    77 Bank, Ltd. (The).........................................................          10,000            46,163
    Adeka Corp..................................................................           2,100            20,923
   *Aderans Co., Ltd............................................................           1,300            15,689
   #AEON Co., Ltd...............................................................           4,300            56,787
    Ahresty Corp................................................................           2,300            11,863
    Aica Kogyo Co., Ltd.........................................................           2,800            39,240
    Aichi Bank, Ltd. (The)......................................................             200            12,145
    Aichi Steel Corp............................................................           4,000            21,916
    Aida Engineering, Ltd.......................................................           4,000            19,792
    Aiphone Co., Ltd............................................................           1,300            26,130
    Air Water, Inc..............................................................           2,000            26,390
    Akita Bank, Ltd. (The)......................................................           5,000            15,138
    Alpha Systems, Inc..........................................................             400             6,396
    Alpine Electronics, Inc.....................................................           1,300            16,419
    Alps Electric Co., Ltd......................................................           2,800            21,753
    Amada Co., Ltd..............................................................           8,000            55,454
    Amano Corp..................................................................           1,700            15,307
   #Anritsu Corp................................................................           2,000            23,893
    AOC Holdings, Inc...........................................................           2,200            15,153
    AOKI Holdings, Inc..........................................................           1,100            17,765
    Aoyama Trading Co., Ltd.....................................................           1,800            32,321
    Aozora Bank, Ltd............................................................          14,000            39,046
    Arakawa Chemical Industries, Ltd............................................             900             8,226
    Ariake Japan Co., Ltd.......................................................           1,000            19,511
    Asahi Diamond Industrial Co., Ltd...........................................           1,000            12,870
    Asahi Glass Co., Ltd........................................................           2,000            16,314
    Asahi Kasei Corp............................................................           7,000            44,430
    Asatsu-DK, Inc..............................................................             700            19,537
    Asics Corp..................................................................           2,000            22,734
    Autobacs Seven Co., Ltd.....................................................             800            37,030
    Awa Bank, Ltd. (The)........................................................           5,000            33,947
    Bank of Iwate, Ltd. (The)...................................................             400            18,308
    Bank of Kyoto, Ltd. (The)...................................................           5,000            43,199
    Bank of Nagoya, Ltd. (The)..................................................           4,000            14,065
    Bank of Okinawa, Ltd. (The).................................................             600            26,018
    Bank of the Ryukyus, Ltd....................................................           1,700            21,991
    Bank of Yokohama, Ltd. (The)................................................          14,000            65,017
    Benesse Holdings, Inc.......................................................             700            32,625
   *Best Denki Co., Ltd.........................................................           8,500            21,686
    Bookoff Corp................................................................           1,500            13,693
    Bridgestone Corp............................................................           2,100            48,050
    Calsonic Kansei Corp........................................................           6,000            37,676
    Canon Marketing Japan, Inc..................................................           1,200            14,715
    Canon, Inc..................................................................             194             8,328
    Canon, Inc. Sponsored ADR...................................................           1,800            77,130
    Casio Computer Co., Ltd.....................................................           6,200            36,483
    Central Glass Co., Ltd......................................................           4,000            19,429
    Chiba Bank, Ltd. (The)......................................................          11,000            68,452
   *Chiba Kogyo Bank, Ltd. (The)................................................          1,500             8,025
    Chiyoda Co., Ltd............................................................           1,100            20,713
    Chofu Seisakusho Co., Ltd...................................................             400            10,219
    Chubu Electric Power Co., Ltd...............................................           1,800            33,161
    Chudenko Corp...............................................................           1,000            11,025
    Chuetsu Pulp & Paper Co., Ltd...............................................           6,000            11,661
    Chugoku Bank, Ltd. (The)....................................................           3,000            41,003
    Chugoku Electric Power Co., Ltd. (The)......................................           1,200            21,979
    Chugoku Marine Paints, Ltd..................................................           2,000            12,736

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
    Chukyo Bank, Ltd. (The).....................................................           7,000   $        19,512
    Chuo Mitsui Trust Holdings, Inc.............................................          10,940            34,320
    Circle K Sunkus Co., Ltd....................................................             700            12,101
    Citizen Holdings Co., Ltd...................................................           7,900            48,042
    CKD Corp....................................................................           2,200            17,040
   *CMK Corp....................................................................           2,100             7,590
    Coca-Cola Central Japan Co., Ltd............................................           1,500            20,049
    Coca-Cola West Co., Ltd.....................................................           1,500            25,837
    COMSYS Holdings Corp........................................................           2,000            22,401
    Cosmo Oil Co., Ltd..........................................................          15,000            43,728
    Dai Nippon Printing Co., Ltd................................................           7,000            75,490
    Daicel Chemical Industries, Ltd.............................................           5,000            31,441
    Daido Steel Co., Ltd........................................................           5,000            32,822
   #*Daiei, Inc. (The)..........................................................           2,650             9,516
    Daifuku Co., Ltd............................................................           2,000            11,309
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd......................................             400            18,846
    Daikin Industries, Ltd......................................................             700            20,341
   *Daikyo, Inc.................................................................           5,000            11,189
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.....................           4,000            18,262
    Dainippon Screen Manufacturing Co., Ltd.....................................           3,000            25,274
   #Daio Paper Corp.............................................................           3,000            20,052
    Daisan Bank, Ltd. (The).....................................................           7,000            16,269
    Daishi Bank, Ltd. (The).....................................................           8,000            26,885
    Daiwa House Industry Co., Ltd...............................................           5,000            63,251
    Daiwa Securities Group, Inc.................................................           3,000            10,809
    Daiwabo Holdings Co., Ltd...................................................           8,000            20,037
    Denki Kogyo Co., Ltd........................................................           3,000            14,417
    Denso Corp..................................................................           1,500            44,678
    Dentsu, Inc.................................................................             800            26,763
    Descente, Ltd...............................................................           3,000            15,323
    DIC Corp....................................................................          10,000            18,836
   #Disco Corp..................................................................             400            21,647
    Dowa Holdings Co., Ltd......................................................           2,000            13,312
    eAccess, Ltd................................................................              18             4,104
    East Japan Railway Co., Ltd.................................................             600            38,942
    Ebara Corp..................................................................           6,000            23,409
   #Edion Corp..................................................................           1,800            14,142
    Ehime Bank, Ltd. (The)......................................................           6,000            17,704
    Eighteenth Bank, Ltd. (The).................................................           8,000            23,551
    Electric Power Development Co., Ltd.........................................             600            15,960
    Exedy Corp..................................................................           1,000            30,602
    Ezaki Glico Co., Ltd........................................................           2,000            22,604
    FamilyMart Co., Ltd.........................................................             600            24,340
    Felissimo Corp..............................................................             400             5,694
    Foster Electric Co., Ltd....................................................             500             6,626
    Fuji Electric Holdings Co., Ltd.............................................          10,000            26,490
    Fuji Heavy Industries, Ltd..................................................           5,000            34,066
    Fuji Oil Co., Ltd...........................................................           2,600            36,518
   #Fuji Soft, Inc..............................................................           1,100            21,400
    FUJIFILM Holdings Corp......................................................           3,300            78,410
   *Fujikura, Ltd...............................................................           7,000            21,740
    Fujitsu, Ltd................................................................           5,000            26,764
    Fukui Bank, Ltd. (The)......................................................           7,000            22,356
    Fukuoka Financial Group, Inc................................................          12,000            51,345
    Fukuyama Transporting Co., Ltd..............................................           5,000            29,453
    Funai Electric Co., Ltd.....................................................             500            11,878
   *Furukawa Co., Ltd...........................................................           9,000             8,530
    Futaba Industrial Co., Ltd..................................................             900             5,424
    Geo Holdings Corp...........................................................               9             9,798
    Glory, Ltd..................................................................           1,000            21,771
    Godo Steel, Ltd.............................................................           6,000            15,968

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
    Gunma Bank, Ltd. (The)......................................................           4,000   $        21,839
    Gunze, Ltd..................................................................           5,000            15,396
    H2O Retailing Corp..........................................................           4,000            31,397
    Hachijuni Bank, Ltd. (The)..................................................           7,000            41,108
    Hakuhodo DY Holdings, Inc...................................................             670            41,197
   *Hankyu Hanshin Holdings, Inc................................................          15,000            67,364
    Hanwa Co., Ltd..............................................................           4,000            19,149
   *Haseko Corp.................................................................          11,000             7,944
    Heiwado Co., Ltd............................................................           1,200            15,825
    Higashi-Nippon Bank, Ltd....................................................           6,000            13,273
    Higo Bank, Ltd. (The).......................................................           5,000            29,177
    Hino Motors, Ltd............................................................           1,000             6,435
    Hirose Electric Co., Ltd....................................................             200            19,250
    Hiroshima Bank, Ltd. (The)..................................................          11,000            51,803
    Hitachi High-Technologies Corp..............................................           1,900            41,773
    Hitachi Kokusai Electric, Inc...............................................           2,000            17,467
   #Hitachi Metals, Ltd.........................................................           1,000            11,499
    Hitachi Transport System, Ltd...............................................           1,900            32,375
    Hitachi Zosen Corp..........................................................          10,500            15,332
    Hitachi, Ltd. ADR...........................................................             800            44,344
    Hokkaido Electric Power Co., Inc............................................           1,000            14,264
    Hokkan Holdings, Ltd........................................................           5,000            15,510
    Hokkoku Bank, Ltd. (The)....................................................           7,000            27,914
    Hokuetsu Bank, Ltd. (The)...................................................           9,000            18,949
    Hokuhoku Financial Group, Inc...............................................          17,000            34,051
    Hokuriku Electric Power Co., Inc............................................           1,000            19,430
    Honda Motor Co., Ltd. Sponsored ADR.........................................           3,554           121,014
    Hosiden Corp................................................................           1,200             8,807
    House Foods Corp............................................................           1,900            35,426
    Hyakugo Bank, Ltd. (The)....................................................           4,000            16,964
    Hyakujishi Bank, Ltd. (The).................................................           8,000            38,065
    Ichikoh Industries, Ltd.....................................................          12,000            21,604
    Ichiyoshi Securities Co., Ltd...............................................           2,200            11,095
   *Idec Corp...................................................................           1,300            13,979
    Idemitsu Kosan Co., Ltd.....................................................             400            43,366
    Imperial Hotel, Ltd.........................................................             450            11,080
    Inaba Denki Sangyo Co., Ltd.................................................             600            17,726
    Inageya Co., Ltd............................................................           2,000            24,237
   #Inui Steamship Co., Ltd.....................................................           3,500            14,977
    Isetan Mitsukoshi Holdings, Ltd.............................................           5,740            64,788
   *Ishihara Sangyo Kaisha, Ltd.................................................          13,000            15,750
    IT Holdings Corp............................................................           1,200            14,797
    Ito En, Ltd.................................................................           1,000            17,028
    ITOCHU Corp.................................................................           5,200            56,625
    Itochu Enex Co., Ltd........................................................           1,800            10,654
    Itochu Techno-Solutions Corp................................................             600            27,849
    Itoham Foods, Inc...........................................................           5,000            19,984
    Iyo Bank, Ltd. (The)........................................................           5,000            48,152
    Izumi Co., Ltd..............................................................           1,400            24,797
    Izumiya Co., Ltd............................................................           3,000            15,169
    J. Front Retailing Co., Ltd.................................................           8,800            43,445
    Japan Airport Terminal Co., Ltd.............................................           2,400            33,305
    Japan Digital Laboratory Co., Ltd...........................................           1,600            17,680
    Japan Petroleum Exploration Co., Ltd........................................             300            13,306
    Japan Pulp & Paper Co., Ltd.................................................           5,000            18,877
    Japan Wool Textile Co., Ltd. (The)..........................................           3,000            22,555
    JFE Holdings, Inc...........................................................             700            12,506
    J-Oil Mills, Inc............................................................           3,000             8,797
    Joshin Denki Co., Ltd.......................................................           3,000            33,687
    Joyo Bank, Ltd. (The).......................................................           7,000            31,058
    JS Group Corp...............................................................           2,100            43,508

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
    JSR Corp....................................................................             800   $        16,422
    JTEKT Corp..................................................................           1,100            11,799
    Juroku Bank, Ltd............................................................           9,000            30,278
   #*JVC Kenwood Holdings, Inc..................................................           1,500             6,193
    JX Holdings, Inc............................................................           9,490            57,549
   #Kadokawa Holdings, Inc......................................................             800            25,737
    Kaga Electronics Co., Ltd...................................................           1,200            13,426
    Kagome Co., Ltd.............................................................           1,300            26,109
    Kagoshima Bank, Ltd. (The)..................................................           3,000            20,768
    Kameda Seika Co., Ltd.......................................................             700            14,209
    Kamigumi Co., Ltd...........................................................           6,000            52,926
    Kanamoto Co., Ltd...........................................................           3,000            28,174
    Kandenko Co., Ltd...........................................................           4,000            20,947
    Kaneka Corp.................................................................           8,000            44,836
   *Kanematsu Corp..............................................................          12,000            12,948
    Kansai Electric Power Co., Inc..............................................           1,200            19,358
    Kansai Paint Co., Ltd.......................................................           5,000            47,305
    Kao Corp....................................................................           1,000            26,360
    Kawasaki Heavy Industries, Ltd..............................................           5,000            14,742
   #Kawasaki Kisen Kaisha, Ltd..................................................           2,000             3,794
    KDDI Corp...................................................................               4            25,402
    Keihin Corp.................................................................           1,100            20,311
    Keikyu Corp.................................................................           4,000            36,744
    Keio Corp...................................................................           3,000            22,142
    Keisei Electric Railway Co., Ltd............................................           4,000            30,185
    Keiyo Bank, Ltd. (The)......................................................           4,000            19,744
   *Kenedix, Inc................................................................              12             1,588
    Kewpie Corp.................................................................           2,200            32,627
    Key Coffee, Inc.............................................................           1,100            20,926
    Kikkoman Corp...............................................................           2,000            23,241
    Kinden Corp.................................................................           3,000            26,320
   #Kintetsu Corp...............................................................           7,000            28,195
    Kitz Corp...................................................................           3,000            13,817
    Kiyo Holdings, Inc..........................................................          15,000            23,509
    Kobe Steel, Ltd.............................................................          10,000            16,447
   #Kohnan Shoji Co., Ltd.......................................................           1,300            20,241
    Kokuyo Co., Ltd.............................................................           2,300            16,505
    Komatsu, Ltd................................................................           1,100            31,021
    Komori Corp.................................................................           1,000             6,524
    Konica Minolta Holdings, Inc................................................           5,500            40,115
    Kose Corp...................................................................             800            19,768
    Kubota Corp. Sponsored ADR..................................................             500            22,575
    Kurabo Industries, Ltd......................................................           8,000            16,192
    Kuraray Co., Ltd............................................................           2,600            37,866
    Kureha Corp.................................................................           5,000            24,164
    Kuroda Electric Co., Ltd....................................................           1,300            13,919
    Kyocera Corp. Sponsored ADR.................................................             900            76,680
   #Kyoritsu Maintenance Co., Ltd...............................................             900            16,799
    Kyowa Exeo Corp.............................................................           2,000            20,059
    Lawson, Inc.................................................................             500            30,425
   #*Leopalace21 Corp...........................................................           4,100             9,058
    Lintec Corp.................................................................           1,100            21,016
    Lion Corp...................................................................           4,000            24,098
    Mabuchi Motor Co., Ltd......................................................             100             4,297
    Maeda Corp..................................................................           5,000            20,725
    Maeda Road Construction Co., Ltd............................................           3,000            36,351
    Makino Milling Machine Co., Ltd.............................................           2,000            13,949
    Makita Corp.................................................................             500            18,922
    Marubeni Corp...............................................................           6,000            41,495
    Maruha Nichiro Holdings, Inc................................................          12,000            23,064
    Marui Group Co., Ltd........................................................           4,900            39,451

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Marusan Securities Co., Ltd..................................................           2,100   $         7,366
   Maruwa Co., Ltd..............................................................             800            34,705
   Max Co., Ltd.................................................................           2,000            25,124
  #*Mazda Motor Corp............................................................          15,000            24,878
   Megmilk Snow Brand Co., Ltd..................................................           1,400            27,668
   Meitec Corp..................................................................             700            14,041
   Meito Sangyo Co., Ltd........................................................             600             7,882
   Michinoku Bank, Ltd. (The)...................................................           7,000            14,072
   Mikuni Coca-Cola Bottling Co., Ltd...........................................           1,300            11,613
   Mimasu Semiconductor Industry Co., Ltd.......................................           2,000            18,316
  *Minebea Co., Ltd............................................................           5,000            22,323
   Ministop Co., Ltd............................................................             800            14,887
   Mirait Holdings Corp.........................................................           2,000            16,030
   Misumi Group, Inc............................................................           1,200            28,036
   Mitsubishi Corp..............................................................           4,600           105,194
   Mitsubishi Electric Corp.....................................................           1,000             9,003
   Mitsubishi Estate Co., Ltd...................................................           2,000            32,015
   Mitsubishi Heavy Industries, Ltd.............................................          11,000            50,492
   Mitsubishi Logistics Corp....................................................           3,000            34,661
   Mitsubishi Materials Corp....................................................           8,000            25,044
  *Mitsubishi Motors Corp.......................................................          13,000            15,738
  *Mitsubishi Paper Mills, Ltd..................................................          10,000            10,132
   Mitsubishi UFJ Financial Group, Inc..........................................          60,470           278,643
   Mitsuboshi Belting Co., Ltd..................................................           4,000            21,396
   Mitsui & Co., Ltd............................................................           3,100            52,698
   Mitsui & Co., Ltd. Sponsored ADR.............................................             200            68,000
   Mitsui Chemicals, Inc........................................................           6,000            19,014
   Mitsui Fudosan Co., Ltd......................................................           2,000            33,005
   Mitsui High-Tec, Inc.........................................................           2,000             8,435
   Mitsui Mining & Smelting Co., Ltd............................................          14,000            38,299
   Mitsui O.S.K. Lines, Ltd.....................................................           7,000            26,521
   Mitsui Sugar Co., Ltd........................................................           3,000            10,311
   Mitsui-Soko Co., Ltd.........................................................           4,000            15,852
   Mitsuuroko Holdings Co., Ltd.................................................           2,900            18,848
   Miura Co., Ltd...............................................................             700            19,939
   Miyazaki Bank, Ltd. (The)....................................................           5,000            13,157
   Mizuho Financial Group, Inc..................................................          36,300            54,972
   Mizuno Corp..................................................................           4,000            21,656
   Modec, Inc...................................................................             600            10,743
   Mori Seiki Co., Ltd..........................................................           1,100            10,709
   Morinaga & Co., Ltd..........................................................          10,000            24,039
   Morinaga Milk Industry Co., Ltd..............................................           8,000            31,903
   Morita Holdings Corp.........................................................           3,000            18,383
   MOS Food Services, Inc.......................................................           1,500            30,458
   MS&AD Insurance Group Holdings, Inc..........................................           3,864            79,420
   Murata Manufacturing Co., Ltd................................................             400            22,894
   Musashino Bank, Ltd..........................................................           1,000            33,729
   Nagase & Co., Ltd............................................................           3,400            39,467
   Nagoya Railroad Co., Ltd.....................................................           9,000            25,877
   Namco Bandai Holdings, Inc...................................................           2,500            35,648
   Nanto Bank, Ltd. (The).......................................................           5,000            27,288
  *NEC Corp.....................................................................          31,000            62,044
   Net One Systems Co., Ltd.....................................................              18            45,900
   Neturen Co., Ltd.............................................................           1,500            12,752
   NHK Spring Co., Ltd..........................................................           2,000            19,233
   Nichicon Corp................................................................           2,400            23,885
   Nichirei Corp................................................................           6,000            29,509
   Nifco, Inc...................................................................             900            24,098
   NIFTY Corp...................................................................               9            11,010
   Nihon Dempa Kogyo Co., Ltd...................................................             400             4,853
   Nihon Nohyaku Co., Ltd.......................................................           1,000             4,227

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nihon Parkerizing Co., Ltd...................................................           2,000   $        26,523
   Nikon Corp...................................................................           1,000            24,522
   Nintendo Co., Ltd............................................................             100            13,581
   Nippo Corp...................................................................           3,000            33,513
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................           9,000            20,381
   Nippon Carbon Co., Ltd.......................................................           7,000            20,178
   Nippon Chemi-Con Corp........................................................           3,000            10,437
   Nippon Express Co., Ltd......................................................          12,000            48,159
   Nippon Flour Mills Co., Ltd..................................................           6,000            27,471
   Nippon Gas Co., Ltd..........................................................           1,100            17,772
   Nippon Konpo Unyu Soko Co., Ltd..............................................           2,000            21,050
   Nippon Light Metal Co., Ltd..................................................          10,000            13,295
   Nippon Meat Packers, Inc.....................................................           3,000            38,189
   Nippon Paint Co., Ltd........................................................           3,000            22,184
   Nippon Paper Group, Inc......................................................           2,300            49,407
   Nippon Seiki Co., Ltd........................................................           1,000            11,851
   Nippon Sheet Glass Co., Ltd..................................................          20,000            40,445
   Nippon Shokubai Co., Ltd.....................................................           4,000            45,200
   Nippon Soda Co., Ltd.........................................................           5,000            24,723
   Nippon Steel Corp............................................................          10,000            24,588
   Nippon Suisan Kaisha, Ltd....................................................           5,500            19,661
   Nippon Telegraph & Telephone Corp. ADR.......................................           1,600            40,048
   Nippon Thompson Co., Ltd.....................................................           3,000            17,876
  *Nippon Yakin Kogyo Co., Ltd..................................................           2,500             4,250
   Nishimatsu Construction Co., Ltd.............................................           7,000            15,466
   Nishi-Nippon Bank, Ltd.......................................................          20,000            58,730
   Nishi-Nippon Railroad Co., Ltd...............................................           6,000            29,907
   Nissan Motor Co., Ltd........................................................           7,500            71,050
   Nissan Shatai Co., Ltd.......................................................           3,000            31,255
   Nisshin Oillio Group, Ltd. (The).............................................           5,000            21,435
   Nisshin Seifun Group, Inc....................................................           3,000            36,375
   Nisshin Steel Co., Ltd.......................................................          21,000            32,606
   Nissin Foods Holdings Co., Ltd...............................................             500            19,055
   Nissin Kogyo Co., Ltd........................................................           1,000            15,404
  *Nitta Corp...................................................................           1,000            18,691
   Nittetsu Mining Co., Ltd.....................................................           3,000            13,667
   Nitto Boseki Co., Ltd........................................................           6,000            20,514
   Nitto Denko Corp.............................................................             500            17,793
   Nitto Kogyo Corp.............................................................           1,400            17,509
   NKSJ Holdings, Inc...........................................................           1,000            21,835
   NOF Corp.....................................................................           5,000            25,457
   NOK Corp.....................................................................           2,000            37,471
   Nomura Holdings, Inc.........................................................          18,800            69,310
   Nomura Holdings, Inc. ADR....................................................           3,400            12,410
   Nomura Research Institute, Ltd...............................................             600            13,685
   Noritake Co., Ltd............................................................           5,000            15,495
  *Noritsu Koki Co., Ltd........................................................             900             4,146
   NTN Corp.....................................................................           4,000            16,504
   NTT Data Corp................................................................               5            16,434
   NTT DoCoMo, Inc..............................................................              41            72,908
   Obayashi Corp................................................................           9,000            43,412
   Odakyu Electric Railway Co., Ltd.............................................           3,000            29,825
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................           4,000            13,370
   Oiles Corp...................................................................           1,200            24,260
   Oita Bank, Ltd. (The)........................................................           4,000            11,898
   OJI Paper Co., Ltd...........................................................           8,000            41,185
   Okasan Securities Group, Inc.................................................           4,000            13,426
  *Oki Electric Industry Co., Ltd...............................................          13,000            12,496
   Okinawa Electric Power Co., Ltd..............................................             400            16,980
   OKUMA Corp...................................................................           2,000            14,526
   Okumura Corp.................................................................           4,000            17,428

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Onoken Co., Ltd..............................................................           2,600   $        22,263
   Onward Holdings Co., Ltd.....................................................           4,000            32,471
   Oriental Land Co., Ltd.......................................................             400            42,562
   Osaka Gas Co., Ltd...........................................................           8,000            32,165
   Panasonic Corp...............................................................           9,000            72,861
   Panasonic Electric Works SUNX Co., Ltd.......................................           3,800            20,186
   Parco Co., Ltd...............................................................           1,500            12,325
   Paris Miki Holdings, Inc.....................................................           1,600            12,903
  *Pioneer Electronic Corp......................................................           2,500            11,976
   Press Kogyo Co., Ltd.........................................................           5,000            25,364
   Rengo Co., Ltd...............................................................           4,000            28,443
  *Renown, Inc..................................................................           2,700             5,295
   Resona Holdings, Inc.........................................................           1,900             8,493
   Resorttrust, Inc.............................................................           1,000            15,857
   Ricoh Co., Ltd...............................................................           5,000            42,257
   Riken Corp...................................................................           4,000            16,230
   Rohm Co., Ltd................................................................           1,000            49,562
   Roland Corp..................................................................             700             6,560
  #Round One Corp...............................................................             900             5,559
   Ryohin Keikaku Co., Ltd......................................................             400            19,980
   Ryosan Co., Ltd..............................................................           1,000            22,121
   Saizeriya Co., Ltd...........................................................           1,200            19,068
   Sakai Chemical Industry Co., Ltd.............................................           3,000            11,866
   Sakata Seed Corp.............................................................           1,600            22,686
   San-Ai Oil Co., Ltd..........................................................           2,000             9,482
   Sanden Corp..................................................................           4,000            13,271
   San-in Godo Bank, Ltd. (The).................................................           3,000            22,706
   Sanken Electric Co., Ltd.....................................................           4,000            14,250
   Sanki Engineering Co., Ltd...................................................           3,000            16,291
   Sankyo Co., Ltd..............................................................             700            34,280
  *Sankyo-Tateyama Holdings, Inc................................................          12,000            22,586
   Sankyu, Inc..................................................................           4,000            15,434
   Sanshin Electronics Co., Ltd.................................................           1,500            12,720
   Sanwa Holdings Corp..........................................................           4,000            13,074
   Sanyo Chemical Industries, Ltd...............................................           4,000            26,710
   Sanyo Special Steel Co., Ltd.................................................           3,000            16,886
   Sapporo Hokuyo Holdings, Inc.................................................           8,000            28,870
   Sasebo Heavy Industries Co., Ltd.............................................           3,000             5,411
   Sato Holdings Corp...........................................................           1,100            14,107
   SBI Holdings, Inc............................................................             357            27,006
   Scroll Corp..................................................................           2,100             8,316
  #SCSK Corp....................................................................           1,440            24,192
   Secom Co., Ltd...............................................................             800            37,484
   Seiko Epson Corp.............................................................           2,200            28,080
   Seiko Holdings Corp..........................................................           4,000             8,578
   Seino Holdings Co., Ltd......................................................           4,000            30,644
   Seiren Co., Ltd..............................................................           2,600            15,341
   Sekisui Chemical Co., Ltd....................................................           4,000            35,118
  #Sekisui House, Ltd...........................................................           5,000            47,017
   Senko Co., Ltd...............................................................           7,000            28,595
   Senshukai Co., Ltd...........................................................           1,200             8,070
   Seven & I Holdings Co., Ltd..................................................           2,300            64,919
   Sharp Corp...................................................................           2,000            17,250
   Shiga Bank, Ltd..............................................................           7,000            47,392
   Shikoku Bank, Ltd............................................................           5,000            19,898
   Shima Seiki Manufacturing Co., Ltd...........................................             400             7,240
   Shimachu Co., Ltd............................................................           1,000            23,825
   Shimano, Inc.................................................................             300            14,765
   Shimizu Corp.................................................................          10,000            45,729
   Shindengen Electric Manufacturing Co., Ltd...................................           3,000            14,351
   Shin-Etsu Chemical Co., Ltd..................................................             500            26,038

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Shinkawa, Ltd................................................................           1,800   $         9,532
  #Shinko Electric Industries Co., Ltd..........................................             700             5,193
   Shinko Plantech Co., Ltd.....................................................           1,300            10,729
   Shinko Shoji Co., Ltd........................................................             900             7,723
   Shinsei Bank, Ltd............................................................           2,000             2,261
   Shiseido Co., Ltd............................................................           1,000            18,407
   Shizuoka Bank, Ltd...........................................................           6,000            61,728
  #Shoko Co., Ltd...............................................................          14,000            24,461
   Showa Denko K.K..............................................................          14,000            30,601
  #Showa Shell Sekiyu K.K.......................................................           2,300            15,796
   Sinanen Co., Ltd.............................................................           4,000            18,108
   SKY Perfect JSAT Holdings, Inc...............................................              35            18,114
   SMK Corp.....................................................................           3,000             9,949
   Sohgo Security Services Co., Ltd.............................................           1,500            16,752
   Sojitz Corp..................................................................          35,400            61,137
   Sony Corp....................................................................           1,200            21,940
  #Sony Corp. Sponsored ADR.....................................................           5,400            98,388
   Sotetsu Holdings, Inc........................................................           6,000            19,387
   SRI Sports, Ltd..............................................................           1,100            12,127
   Star Micronics Co., Ltd......................................................             700             6,749
   Sumitomo Bakelite Co., Ltd...................................................           5,000            29,174
   Sumitomo Corp................................................................           3,700            53,330
   Sumitomo Electric Industries, Ltd............................................           4,100            49,534
   Sumitomo Forestry Co., Ltd...................................................           3,600            32,299
   Sumitomo Heavy Industries, Ltd...............................................           2,000            12,838
  *Sumitomo Light Metal Industries, Ltd.........................................           9,000             8,998
   Sumitomo Metal Industries, Ltd...............................................           5,000             8,949
   Sumitomo Metal Mining Co., Ltd...............................................           1,000            14,441
   Sumitomo Mitsui Financial Group, Inc.........................................           5,464           174,740
   Sumitomo Osaka Cement Co., Ltd...............................................          11,000            34,053
   Sumitomo Realty & Development Co., Ltd.......................................           1,000            19,057
   Sumitomo Rubber Industries, Ltd..............................................           2,400            28,639
   Sumitomo Warehouse Co., Ltd..................................................           4,000            19,660
   Suruga Bank, Ltd.............................................................           5,000            44,563
  *SWCC Showa Holdings Co., Ltd.................................................          14,000            14,736
   T&D Holdings, Inc............................................................           2,700            27,533
   Tadano, Ltd..................................................................           2,000            13,725
   Taihei Dengyo Kaisha, Ltd....................................................           1,000             7,999
   Taiheiyo Cement Corp.........................................................          22,000            48,310
   Taiho Kogyo Co., Ltd.........................................................           1,300            12,217
   Taikisha, Ltd................................................................           1,500            33,635
   Taisei Corp..................................................................          22,000            60,952
   Taiyo Nippon Sanso Corp......................................................           3,000            20,961
  #Taiyo Yuden Co., Ltd.........................................................           2,000            18,073
   Takara Standard Co., Ltd.....................................................           4,000            32,149
   Takasago International Corp..................................................           4,000            19,202
   Takasago Thermal Engineering Co., Ltd........................................           2,000            16,632
   Takashimaya Co., Ltd.........................................................           7,000            54,532
  *Takuma Co., Ltd..............................................................           4,000            20,060
   TDK Corp.....................................................................             100             4,776
   TDK Corp. Sponsored ADR......................................................             400            18,408
   Teijin, Ltd..................................................................           7,000            22,742
   Tenma Corp...................................................................           1,200            10,976
   TKC Corp.....................................................................           1,100            23,386
   Toagosei Co., Ltd............................................................           6,000            25,186
   Tobu Railway Co., Ltd........................................................           6,000            31,464
   Tochigi Bank, Ltd............................................................           4,000            14,534
   Toda Corp....................................................................           6,000            23,892
   Toho Bank, Ltd...............................................................           5,000            16,222
  #Toho Gas Co., Ltd............................................................           3,000            19,473
  #Toho Titanium Co., Ltd.......................................................             600            10,258

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
    Tohuku Electric Power Co., Inc..............................................           1,200   $        11,316
    Tokai Carbon Co., Ltd.......................................................           2,000            10,916
    Tokai Rika Co., Ltd.........................................................           2,100            35,270
    Tokai Tokyo Financial Holdings, Inc.........................................          11,000            33,514
   *Token Corp..................................................................             270             9,828
    Tokio Marine Holdings, Inc..................................................           3,800            95,396
   #*Toko, Inc..................................................................           8,000            16,878
   *Tokuyama Corp...............................................................           4,000            13,830
   *Tokyo Electric Power Co., Ltd...............................................           1,800             4,961
    Tokyo Gas Co., Ltd..........................................................           5,000            23,133
    Tokyo Ohka Kogyo Co., Ltd...................................................           1,000            21,896
   #Tokyo Rope Manufacturing Co., Ltd...........................................           9,000            22,619
    Tokyo Seimitsu Co., Ltd.....................................................             700            14,094
    Tokyo Steel Manufacturing Co., Ltd..........................................           3,900            29,390
   *Tokyo Tatemono Co., Ltd.....................................................          11,000            40,325
    Tokyo Tomin Bank, Ltd.......................................................             700             9,030
    Tokyu Construction Co., Ltd.................................................           4,060            11,343
    Tokyu Corp..................................................................           4,000            19,710
    Tokyu Land Corp.............................................................          10,000            41,662
    TOMONY Holdings, Inc........................................................           7,000            31,810
    TonenGeneral Sekiyu K.K.....................................................           2,000            19,092
    Toppan Forms Co., Ltd.......................................................           2,100            16,942
    Toppan Printing Co., Ltd....................................................           8,000            64,134
    Topre Corp..................................................................           2,200            22,718
    Topy Industries, Ltd........................................................           7,000            19,332
    Toray Industries, Inc.......................................................           3,000            22,591
    Toshiba Corp................................................................           4,000            17,013
    Toshiba Machine Co., Ltd....................................................           3,000            16,553
    Toshiba TEC Corp............................................................           4,000            15,366
    Tosoh Corp..................................................................           4,000            11,308
    Towa Bank, Ltd..............................................................          18,000            21,334
    Toyo Engineering Corp.......................................................           4,000            16,814
    Toyo Ink SC Holdings Co., Ltd...............................................           6,000            23,888
    Toyo Kanetsu K.K............................................................           5,000            11,255
    Toyo Kohan Co., Ltd.........................................................           4,000            15,043
    Toyo Seikan Kaisha, Ltd. (6899967)..........................................           1,000            24,662
    Toyo Seikan Kaisha, Ltd. (6900267)..........................................           3,000            44,486
    Toyo Tire & Rubber Co., Ltd.................................................           4,000            10,001
    Toyobo Co., Ltd.............................................................          19,000            27,927
    Toyoda Gosei Co., Ltd.......................................................             600             9,788
    Toyota Motor Corp...........................................................           1,860            68,601
    Toyota Motor Corp. Sponsored ADR............................................           3,508           257,768
    Toyota Tsusho Corp..........................................................           1,200            22,796
    Transcosmos, Inc............................................................           1,200            15,913
   *Trend Micro, Inc............................................................             500            15,902
   *TSI Holdings Co., Ltd.......................................................           2,000            10,089
    Tsubakimoto Chain Co., Ltd..................................................           3,000            17,517
    Tsukuba Bank, Ltd...........................................................           2,900            10,592
    TV Asahi Corp...............................................................              12            21,065
    Ube Industries, Ltd.........................................................           7,000            20,168
   *Ulvac, Inc..................................................................           1,300            17,409
    Uni-Charm Corp..............................................................             700            36,824
    Uniden Corp.................................................................           3,000            11,558
    Union Tool Co., Ltd.........................................................             600            10,600
   *Unitika, Ltd................................................................          16,000             9,663
    UNY Co., Ltd................................................................           5,500            51,521
    Ushio, Inc..................................................................           1,700            24,850
    USS Co., Ltd................................................................             340            32,521
    Valor Co., Ltd..............................................................           2,300            37,067
    Wacoal Corp.................................................................           2,000            26,176
    West Japan Railway Co.......................................................             500            21,246

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
    Xebio Co., Ltd..............................................................             700   $        17,278
    Yamada Denki Co., Ltd.......................................................             430            27,512
    Yamagata Bank, Ltd..........................................................           4,000            20,389
    Yamaguchi Financial Group, Inc..............................................           4,000            38,382
    Yamaha Corp.................................................................           2,700            24,897
    Yamaha Motor Co., Ltd.......................................................           2,300            30,529
    Yamanashi Chuo Bank, Ltd....................................................           4,000            18,174
    Yamatake Corp...............................................................             800            17,624
    Yamatane Corp...............................................................          11,000            17,521
    Yamato Kogyo Co., Ltd.......................................................             600            18,896
    Yaskawa Electric Corp.......................................................           2,000            17,679
    Yodogawa Steel Works, Ltd...................................................           4,000            18,496
   *Yokogawa Electric Corp......................................................           3,300            32,655
    Yokohama Reito Co., Ltd.....................................................           3,000            24,039
    Yokohama Rubber Co., Ltd....................................................           7,000            42,063
    Yonekyu Corp................................................................           1,500            15,028
   #Zensho Co., Ltd.............................................................           2,000            27,159
    Zeon Corp...................................................................           2,000            17,603
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                        14,678,290
                                                                                                   ---------------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV......................................................           1,311            24,620
    Accell Group NV.............................................................             814            17,320
   *Aegon NV....................................................................          18,954            92,081
    Akzo Nobel NV...............................................................           2,119           110,568
   *APERAM NV...................................................................             327             6,720
   #Arcadis NV..................................................................             762            14,733
    ArcelorMittal NV............................................................           5,343           109,762
   #ASM International NV........................................................             586            19,405
    ASML Holding NV.............................................................           1,130            48,578
    ASML Holding NV ADR.........................................................             200             8,598
   *BinckBank NV................................................................           1,231            13,292
    CSM NV......................................................................             664            12,348
    Delta Lloyd NV..............................................................           1,052            19,281
    Exact Holding NV............................................................             330             7,566
    Fugro NV....................................................................             533            35,136
   #Grontmij NV.................................................................             354             2,371
    Heijmans NV.................................................................              37               439
   #Imtech NV...................................................................             730            22,585
   *ING Groep NV................................................................           9,983            91,081
   *ING Groep NV Sponsored ADR..................................................          15,410           140,385
   #*Kardan NV..................................................................           1,340             3,047
    KAS Bank NV.................................................................              70               792
    Koninklijke Ahold NV........................................................           4,737            62,860
    Koninklijke Bam Groep NV....................................................           3,463            14,986
    Koninklijke Boskalis Westminster NV.........................................             766            29,742
    Koninklijke KPN NV..........................................................             686             7,528
    Koninklijke Ten Cate NV.....................................................             885            27,523
    Koninklijke Vopak NV........................................................             984            53,580
   *LBi International NV........................................................           3,266             8,581
    Nutreco NV..................................................................             640            45,420
    Randstad Holdings NV........................................................           1,277            43,614
    Reed Elsevier NV ADR........................................................             952            22,715
    SBM Offshore NV.............................................................           1,813            30,809
    Sligro Food Group NV........................................................             627            17,697
   *SNS Reaal Groep NV..........................................................           3,557             8,522
    Telegraaf Media Groep NV....................................................             853            10,997
    TKH Group NV................................................................             841            19,254
    TNT Express NV..............................................................             555             4,661
    Unilever NV.................................................................           2,259            75,282
    Unit 4 NV...................................................................             493            11,540

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
NETHERLANDS -- (Continued)
    USG People NV...............................................................             851   $         7,258
   *Wavin NV....................................................................             159             1,909
    Wolters Kluwer NV...........................................................           1,583            28,759
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                         1,333,945
                                                                                                   ---------------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd........................................................          11,327             8,503
    Auckland International Airport, Ltd.........................................          10,772            21,803
    Contact Energy, Ltd.........................................................           5,141            20,280
    Fletcher Building, Ltd......................................................           2,708            14,564
    Infratil, Ltd...............................................................          10,572            16,349
    New Zealand Oil & Gas, Ltd..................................................          34,020            20,326
    New Zealand Refining Co., Ltd...............................................           4,103             9,586
   #Nuplex Industries, Ltd......................................................           4,714             9,673
    Port of Tauranga, Ltd.......................................................           2,031            17,500
    TrustPower, Ltd.............................................................           2,795            16,378
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                           154,962
                                                                                                   ---------------
NORWAY -- (1.0%)
    Acta Holding ASA............................................................           9,500             2,254
   *Aker Kvaerner ASA...........................................................             750             9,227
    Aktiv Kapital ASA...........................................................             600             3,018
    Atea ASA....................................................................           2,400            23,444
    BW Offshore, Ltd............................................................           7,600            11,491
    Cermaq ASA..................................................................           1,600            22,070
   *Copeinca ASA................................................................           1,021             6,466
    DNB ASA.....................................................................           6,779            71,519
   #*DOF ASA....................................................................           1,400             6,704
   *EDB ErgoGroup ASA...........................................................           2,789             4,979
    Ekornes ASA.................................................................             300             5,825
   *Eltek ASA...................................................................           1,600             1,052
    Ganger Rolf ASA.............................................................             670            13,360
   *Jason Shipping ASA..........................................................              80                33
    Kongsberg Gruppen ASA.......................................................             640            12,936
   *Kvaerner ASA................................................................             750             1,666
   #Marine Harvest ASA..........................................................          50,000            27,178
    Norsk Hydro ASA.............................................................           5,038            26,668
    Norsk Hydro ASA Sponsored ADR...............................................           3,400            17,816
   #*Norske Skogindustrier ASA Series A.........................................           7,052             8,312
    Orkla ASA...................................................................           7,600            61,659
   *Petroleum Geo-Services ASA..................................................           2,024            26,000
    Prosafe ASA.................................................................           3,000            23,337
   #*Renewable Energy Corp. ASA.................................................             538               402
    Schibsted ASA...............................................................             850            24,320
    SeaDrill, Ltd...............................................................             818            30,459
   #*Sevan Marine ASA...........................................................             744             1,711
   *Songa Offshore SE...........................................................             800             3,099
    SpareBanken 1 SMN...........................................................             797             5,179
    StatoilHydro ASA Sponsored ADR..............................................           3,231            81,615
    Stolt-Nielsen, Ltd..........................................................             218             4,699
    Storebrand ASA..............................................................           5,600            27,728
   *Subsea 7 SA.................................................................           1,725            34,967
    Telenor ASA.................................................................           2,063            33,650
    TGS Nopec Geophysical Co. ASA...............................................             305             7,663
    Tomra Systems ASA...........................................................           2,200            16,101
    Veidekke ASA................................................................           1,440            10,483
    Wilh. Wilhelmsen Holding ASA................................................             350             8,583
    Yara International ASA......................................................             470            18,954
                                                                                                   ---------------
TOTAL NORWAY....................................................................                           696,627
                                                                                                   ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (0.3%)
   #*Banco BPI SA...............................................................           5,001   $         3,152
   #*Banco Comercial Portugues SA...............................................          69,565            12,314
    Banco Espirito Santo SA.....................................................          10,994            18,191
   #*Brisa SA...................................................................           3,774            11,072
    Cimpor Cimentos de Portugal SA..............................................           5,065            34,149
   *EDP Renovaveis SA...........................................................           2,445            14,086
    Energias de Portugal SA.....................................................           9,374            27,365
    Galp Energia SGPS SA Series B...............................................           1,072            17,308
   *Jeronimo Martins SGPS SA....................................................           1,019            17,025
    Mota-Engil SGPS SA..........................................................           2,737             3,715
   #*Portucel-Empresa Produtora de Pasta de Papel SA............................           3,351             7,937
   #*Portugal Telecom SA........................................................           4,899            24,356
    Portugal Telecom SGPS SA Sponsored ADR......................................           2,949            14,863
   *Sociedade de Investimento e Gestao SGPS SA..................................             897             6,187
   *Sonae Capital SGPS SA.......................................................           1,744               502
   #*Sonae Industria SGPS SA....................................................           1,680             1,376
   #Sonae SGPS SA...............................................................          13,955             8,003
    Sonaecom SGPS SA............................................................           3,677             5,770
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA............           1,501             4,832
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                           232,203
                                                                                                   ---------------
SINGAPORE -- (1.6%)
    Broadway Industrial Group, Ltd..............................................          52,000            13,669
    Bukit Sembawang Estates, Ltd................................................           2,000             6,816
    CapitaLand, Ltd.............................................................          19,000            39,615
    City Developments, Ltd......................................................           5,000            39,107
    ComfortDelGro Corp., Ltd....................................................          21,000            24,741
   #Cosco Corp Singapore, Ltd...................................................          14,000            13,085
    Creative Technology, Ltd....................................................           5,000             9,486
    DBS Group Holdings, Ltd.....................................................          11,272           120,981
   *Delong Holdings, Ltd........................................................          10,000             2,511
   #*Ezra Holdings, Ltd.........................................................           9,600             7,988
    Golden Agri-Resources, Ltd..................................................         106,000            61,729
   #GuocoLand, Ltd..............................................................          12,000            17,599
    Hotel Properties, Ltd.......................................................           7,000            10,671
    Hyflux, Ltd.................................................................          12,000            13,083
    Keppel Corp., Ltd...........................................................           3,300            28,401
   *Keppel Land, Ltd............................................................           5,000            11,282
    Keppel Telecommunications & Transportation, Ltd.............................           6,000             5,255
    K-Green Trust, Ltd..........................................................             600               482
    M1, Ltd.....................................................................           7,000            13,458
   #Midas Holdings, Ltd.........................................................          30,000             9,128
   #Neptune Orient Lines, Ltd...................................................          19,250            19,853
    Olam International, Ltd.....................................................           1,000             2,057
    Orchard Parade Holdings, Ltd................................................           8,000             8,904
    Oversea-Chinese Banking Corp., Ltd..........................................          13,291            90,559
    Overseas Union Enterprise, Ltd..............................................           5,000             8,892
   #Raffles Education Corp., Ltd................................................           5,106             1,883
   *S i2i, Ltd..................................................................         492,000            19,222
    SATS, Ltd...................................................................           6,278            11,416
    SembCorp Industries, Ltd....................................................           9,000            34,038
   #SembCorp Marine, Ltd........................................................           4,400            17,298
    Singapore Airlines, Ltd.....................................................           3,600            31,704
    Singapore Exchange, Ltd.....................................................           1,000             5,152
    Singapore Land, Ltd.........................................................           4,000            18,643
    Singapore Post, Ltd.........................................................          14,000            10,842
   #Singapore Press Holdings, Ltd...............................................           6,000            17,680
    Singapore Telecommunications, Ltd...........................................          13,000            32,018
    SMRT Corp., Ltd.............................................................          15,000            20,759
    Stamford Land Corp., Ltd....................................................          53,000            23,582
    Tat Hong Holdings, Ltd......................................................          10,000             6,913

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
    United Engineers, Ltd.......................................................           6,000   $         9,863
    United Industrial Corp., Ltd................................................          23,000            50,349
    United Overseas Bank, Ltd...................................................           6,068            83,296
    UOB-Kay Hian Holdings, Ltd..................................................          12,000            15,242
    UOL Group, Ltd..............................................................           9,000            32,849
    Venture Corp., Ltd..........................................................           7,000            40,066
    WBL Corp., Ltd..............................................................           8,000            20,055
    Wheelock Properties, Ltd....................................................          13,000            16,508
    Wilmar International, Ltd...................................................           5,000            21,215
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                         1,119,945
                                                                                                   ---------------
SPAIN -- (2.3%)
    Abengoa SA..................................................................             505            10,687
    Abertis Infraestructuras SA.................................................           1,739            29,351
    Acciona SA..................................................................             375            30,154
    Acerinox SA.................................................................           1,502            21,341
    Antena 3 de Television SA...................................................           1,085             6,854
    Banco Bilbao Vizcaya Argentaria SA..........................................           5,458            47,889
   #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR............................          14,560           127,546
   #Banco de Sabadell SA........................................................          16,046            59,333
   #*Banco de Valencia SA.......................................................           3,541             2,130
    Banco Espanol de Credito SA.................................................           1,229             6,274
    Banco Pastor SA.............................................................           2,118             9,813
   #Banco Popular Espanol SA....................................................          11,644            50,156
    Banco Santander SA (5705946)................................................             839             6,552
   *Banco Santander SA (B7LNLG9)................................................              18               140
    Banco Santander SA Sponsored ADR............................................          34,963           275,508
   #Bankinter SA................................................................           4,250            28,575
    Bolsas y Mercados Espanoles SA..............................................             711            19,435
    CaixaBank SA................................................................           9,178            46,180
   *Cementos Portland Valderrivas SA............................................             228             2,267
    Cintra Concesiones de Infraestructuras de Transporte SA.....................           2,847            33,357
    Construcciones y Auxiliar de Ferrocarriles SA...............................              22            11,467
   *Deoleo SA...................................................................           3,188             1,921
    Dinamia Capital Privado Sociedad de Capital Riesgo SA.......................             540             2,859
   *Distribuidora Internacional de Alimentacion SA..............................           1,384             6,407
    Ebro Foods SA...............................................................             985            18,874
    Enagas SA...................................................................           1,894            37,976
    Fomento de Construcciones y Contratas SA....................................           1,348            31,721
   #Gamesa Corp Tecnologica SA..................................................           2,303             9,034
    Gas Natural SDG SA..........................................................           3,219            52,753
    Grupo Catalana Occidente SA.................................................             923            16,576
    Grupo Empresarial Ence SA...................................................           2,978             7,318
   *Grupo Ezentis SA............................................................          11,765             3,327
    Iberdrola SA................................................................          14,629            86,414
    Indra Sistemas SA...........................................................             974            12,847
    Industria de Diseno Textil SA...............................................             424            37,052
   *Jazztel P.L.C...............................................................           4,413            24,362
   *La Seda de Barcelona SA Series B............................................          66,826             4,015
    Mapfre SA...................................................................           8,504            28,323
    Mediaset Espana Comunicacion SA.............................................           1,132             6,630
    Melia Hotels International SA...............................................             953             5,634
   *NH Hoteles SA...............................................................           2,275             7,424
    Obrascon Huarte Lain SA.....................................................             479            12,903
    Papeles y Cartones de Europa SA.............................................           3,419            11,743
    Pescanova SA................................................................             312            10,759
   *Promotora de Informaciones SA Series A......................................           1,912             1,978
    Prosegur Cia de Seguridad SA................................................             514            23,737
   *Realia Business SA..........................................................          10,596            15,269
    Red Electrica Corporacion SA................................................             667            30,716
    Repsol YPF SA Sponsored ADR.................................................           2,600            72,046

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
   *Sacyr Vallehermoso SA.......................................................           2,745   $        13,165
   *Service Point Solutions SA..................................................           9,921             2,903
    Telefonica SA Sponsored ADR.................................................           5,700            99,294
   *Tubacex SA..................................................................           1,844             5,314
    Tubos Reunidos SA...........................................................           4,346             9,525
    Vidrala SA..................................................................             371             8,840
    Viscofan SA.................................................................             830            32,031
    Zardoya Otis SA.............................................................           1,246            17,793
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                         1,594,492
                                                                                                   ---------------
SWEDEN -- (2.7%)
    Aarhuskarlshamn AB..........................................................             500            14,805
    AF AB Series B..............................................................           1,400            24,967
    Alfa Laval AB...............................................................           1,044            21,431
    Assa Abloy AB Series B......................................................           1,322            35,972
    Atlas Copco AB Series A.....................................................             705            16,811
    Atlas Copco AB Series B.....................................................             777            16,467
    Axfood AB...................................................................             350            12,774
    B&B Tools AB Series B.......................................................             600             5,835
    Bilia AB Series A...........................................................           1,300            23,356
    Boliden AB..................................................................           4,894            83,947
   *Bure Equity AB..............................................................           4,279            12,823
   *Castellum AB................................................................             857            10,906
   *CDON Group AB...............................................................             450             2,796
   *Concentric AB...............................................................           2,000            13,583
   *Duni AB.....................................................................           1,648            14,405
    Electrolux AB Series B......................................................           2,487            45,694
   #*Eniro AB...................................................................             399               886
   #*Etrion Corp................................................................           1,369               735
   *Fabege AB...................................................................           1,782            15,578
    Hakon Invest AB.............................................................             900            13,381
    Haldex AB...................................................................           2,000             9,980
    Hennes & Mauritz AB Series B................................................           1,528            50,063
    Hexagon AB Series B.........................................................           2,797            48,402
    Hoganas AB Series B.........................................................             900            31,370
    Holmen AB Series B..........................................................             995            28,860
   *Husqvarna AB Series B.......................................................           3,600            19,043
    Industrial & Financial Systems AB Series B..................................             854            12,088
    JM AB.......................................................................           1,200            22,179
   *Kungsleden AB...............................................................           1,161             8,776
   *Lindab International AB.....................................................             600             3,945
    Loomis AB Series B..........................................................             664             9,695
   *Lundin Petroleum AB.........................................................           1,361            30,734
    Millicom International Cellular SA SDR......................................             184            18,216
    Modern Times Group AB Series B..............................................             450            22,568
    NCC AB Series B.............................................................           1,600            33,157
   #*Nobia AB...................................................................           4,200            16,067
    Nordea Bank AB..............................................................          16,075           134,940
    Oriflame Cosmetics SA SDR...................................................             750            23,922
   *PA Resources AB.............................................................           3,400               833
    Peab AB Series B............................................................             947             5,297
    Ratos AB Series B...........................................................           1,295            16,351
    Sandvik AB..................................................................           1,412            20,928
    Scania AB Series B..........................................................           1,157            19,986
    Securitas AB Series B.......................................................           3,324            31,317
    Skandinaviska Enskilda Banken AB Series A...................................          10,453            65,880
    Skanska AB Series B.........................................................           2,968            51,964
    SKF AB Series B.............................................................           1,600            37,909
   #Skistar AB..................................................................             883            11,490
    SSAB AB Series A............................................................           1,900            19,979
    SSAB AB Series B............................................................             700             6,416

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *Svenska Cellulosa AB Series A................................................             306   $         5,095
   Svenska Cellulosa AB Series B................................................           6,476           108,336
   Svenska Handelsbanken AB Series A............................................           2,994            90,055
   Swedbank AB Series A.........................................................           5,862            84,376
   Tele2 AB Series B............................................................           1,382            26,427
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................          19,000           176,130
   TeliaSonera AB...............................................................          10,779            71,859
   Trelleborg AB Series B.......................................................           4,200            39,686
   Volvo AB Series A............................................................           2,200            28,651
   Volvo AB Series B............................................................           3,905            50,691
   Wihlborgs Fastigheter AB.....................................................           1,441            19,729
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                         1,900,542
                                                                                                   ---------------
SWITZERLAND -- (4.7%)
   ABB, Ltd. Sponsored ADR......................................................           4,654            96,943
   Adecco SA....................................................................           1,236            58,855
   Allreal Holding AG...........................................................             202            30,623
  *Aryzta AG....................................................................           1,642            75,902
   Ascom Holding AG.............................................................           1,836            17,793
   Austriamicrosystems AG.......................................................             403            19,587
  *Autoneum Holding AG..........................................................             124             7,008
   Baloise Holding AG...........................................................             927            71,187
   Bank Coop AG.................................................................             462            31,090
   Bank Sarasin & Cie AG Series B...............................................             700            21,279
   Banque Cantonale Vaudoise AG.................................................              54            27,349
   Barry Callebaut AG...........................................................              34            32,013
   Belimo Holdings AG...........................................................               7            13,291
   Berner Kantonalbank AG.......................................................             107            29,160
  *BKW SA.......................................................................             158             6,179
  *Bobst Group AG...............................................................             277             7,544
   Bucher Industries AG.........................................................             173            34,217
   Burckhardt Compression Holding AG............................................              85            21,392
  *Clariant AG..................................................................           5,698            69,470
   Compagnie Financiere Richemont SA Series A...................................           1,096            62,292
  #Credit Suisse Group AG Sponsored ADR.........................................           6,300           164,052
   Daetwyler Holding AG.........................................................             297            20,972
  *Dufry AG.....................................................................             227            25,850
  #EFG International AG.........................................................           1,159            10,028
   Emmi AG......................................................................              82            17,038
   EMS-Chemie Holding AG........................................................              77            13,886
   Energiedienst Holding AG.....................................................             604            31,002
   Flughafen Zuerich AG.........................................................              73            27,755
   Forbo Holding AG.............................................................              50            30,097
   GAM Holding AG...............................................................           1,643            21,051
  *Gategroup Holding AG.........................................................             383            10,834
   Geberit AG...................................................................             144            29,802
   George Fisher AG.............................................................              69            29,043
   Givaudan SA..................................................................              77            72,037
   Gurit Holding AG.............................................................              16             8,379
   Helvetia Holding AG..........................................................              96            32,293
   Holcim, Ltd..................................................................           1,871           107,080
   Julius Baer Group, Ltd.......................................................           1,929            78,612
   Kaba Holding AG..............................................................              21             7,846
   Kudelski SA..................................................................           1,531            13,257
   Kuehne & Nagel International AG..............................................             127            16,000
  *Kuoni Reisen Holding AG Series B.............................................              48            14,229
   Liechtensteinische Landesbank AG.............................................              96             4,070
   Lindt & Spruengli AG.........................................................               1            34,221
 #*Logitech International SA....................................................           1,706            13,085
   Luzerner Kantonalbank AG.....................................................              48            16,379
   Metall Zug AG................................................................               2             8,048

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
 #*Meyer Burger Technology AG...................................................             852   $        16,365
   Nestle SA....................................................................           4,725           271,140
  *OC Oerlikon Corp. AG.........................................................           4,980            34,162
   Orell Fuessli Holding AG.....................................................              31             3,553
  *Panalpina Welttransport Holding AG...........................................             158            16,973
   PubliGroupe SA...............................................................              64             9,110
  *Rieters Holdings AG..........................................................             124            23,006
   Romande Energie Holding SA...................................................               7             9,091
  *Schmolz & Bickenbach AG......................................................             299             2,093
   Schweiter Technologies AG....................................................              16             9,579
   Schweizerische National-Versicherungs-Gesellschaft AG........................             546            18,832
   SGS SA.......................................................................              17            30,603
   Sika AG......................................................................              29            59,983
   St. Galler Kantonalbank AG...................................................              84            33,641
   Sulzer AG....................................................................             460            57,778
   Swatch Group AG (7184725)....................................................              65            27,501
   Swatch Group AG (7184736)....................................................             360            26,513
   Swiss Life Holding AG........................................................             610            60,647
   *Swiss Re, Ltd...............................................................           3,916           213,100
   Swisscom AG..................................................................              62            24,511
   Syngenta AG ADR..............................................................             700            42,490
 #*Temenos Group AG.............................................................             384             6,934
  *UBS AG.......................................................................          18,673           254,760
  *UBS AG ADR...................................................................           4,600            62,514
   Valiant Holding AG...........................................................             297            37,037
   Valora Holding AG............................................................              83            19,221
  *Vetropack Holding AG.........................................................               1             1,935
  *Von Roll Holding AG..........................................................           3,134             8,761
   Vontobel Holdings AG.........................................................             600            16,228
   Zehnder Group AG.............................................................             360            22,531
   Zurich Financial Services AG.................................................             905           217,806
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                         3,228,518
                                                                                                   ---------------
UNITED KINGDOM -- (18.7%)
   Aberdeen Asset Management P.L.C..............................................          14,243            53,662
   Admiral Group P.L.C..........................................................             417             6,195
   Aegis Group P.L.C............................................................          18,237            45,432
  *Afren P.L.C..................................................................          19,242            36,623
   Aga Rangemaster Group P.L.C..................................................           1,374             1,736
   Aggreko P.L.C................................................................             836            27,654
   Amec P.L.C...................................................................           3,699            58,683
   Amlin P.L.C..................................................................           9,055            48,577
   Anglo American P.L.C.........................................................           6,671           276,869
   Anglo Pacific Group P.L.C....................................................           2,760            12,652
   Anite P.L.C..................................................................           6,078             9,472
   Antofagasta P.L.C............................................................           2,036            42,427
   ARM Holdings P.L.C. Sponsored ADR............................................           1,200            34,656
   Ashtead Group P.L.C..........................................................          14,650            54,149
   Associated British Foods P.L.C...............................................           3,325            60,475
   Aveva Group P.L.C............................................................           1,057            26,310
   Aviva P.L.C..................................................................          31,314           172,689
   Babcock International Group P.L.C............................................           4,258            49,026
   BAE Systems P.L.C............................................................          22,377           108,741
   Balfour Beatty P.L.C.........................................................           9,061            39,198
   Barclays P.L.C. Sponsored ADR................................................          13,100           177,243
  *Barratt Developments P.L.C...................................................          21,555            37,180
   BBA Aviation P.L.C...........................................................          10,853            31,908
   Beazley P.L.C................................................................          13,422            29,696
   Bellway P.L.C................................................................           2,995            34,843
   Berendsen P.L.C..............................................................           4,657            33,852
  *Berkeley Group Holdings P.L.C. (The).........................................           2,238            44,759

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
  #BG Group P.L.C. Sponsored ADR................................................           1,400   $       157,612
   BHP Billiton P.L.C. ADR......................................................           1,500           100,995
   Bodycote P.L.C...............................................................           4,899            23,587
   Bovis Homes Group P.L.C......................................................           1,341             9,403
   BP P.L.C. Sponsored ADR......................................................          19,080           875,963
   Brewin Dolphin Holdings P.L.C................................................           8,248            19,632
   British Sky Broadcasting Group P.L.C. Sponsored ADR..........................           1,200            52,740
   Britvic P.L.C................................................................           2,726            14,794
   BT Group P.L.C. Sponsored ADR................................................           2,400            77,568
   Bunzl P.L.C..................................................................           3,497            47,502
   Burberry Group P.L.C.........................................................           1,344            28,482
   Cable & Wireless Communications P.L.C........................................          46,271            31,302
   Cable & Wireless Worldwide P.L.C.............................................          43,712            14,312
  *Cairn Energy P.L.C...........................................................           7,792            34,723
   Capita P.L.C.................................................................           2,990            29,011
   Carillion P.L.C..............................................................           9,492            46,292
   Carnival P.L.C...............................................................             367            10,977
   Carnival P.L.C. ADR..........................................................           1,300            39,052
   Carphone Warehouse Group P.L.C...............................................           2,969             7,775
   Catlin Group, Ltd............................................................           6,182            39,516
  *Centamin P.L.C...............................................................           1,892             2,817
   Centrica P.L.C...............................................................          14,387            66,613
   Chemring Group P.L.C.........................................................             722             4,375
   Chesnara P.L.C...............................................................           3,877            10,779
   Close Brothers Group P.L.C...................................................           2,952            31,424
   Cobham P.L.C.................................................................          11,022            31,853
  *Colfax Corp..................................................................             263             7,989
   Collins Stewart Hawkpoint P.L.C..............................................           7,841            11,247
   Compass Group P.L.C..........................................................           8,172            75,953
   Computacenter P.L.C..........................................................           3,281            20,580
   Cookson Group P.L.C..........................................................           5,870            53,542
   Croda International P.L.C....................................................           1,303            39,812
   CSR P.L.C....................................................................           2,830            10,353
   Daily Mail & General Trust P.L.C. Series A...................................           4,069            28,063
   Dairy Crest Group P.L.C......................................................           2,589            12,809
   De La Rue P.L.C..............................................................           1,308            19,323
   Debenhams P.L.C..............................................................          22,081            23,430
   Dignity P.L.C................................................................             576             7,088
  *Dixons Retail P.L.C..........................................................          49,297            10,971
   Domino Printing Sciences P.L.C...............................................           2,941            27,526
   Drax Group P.L.C.............................................................           4,837            40,555
   DS Smith P.L.C...............................................................          10,291            36,865
  *DTZ Holdings P.L.C...........................................................           2,791               306
   E2V Technologies P.L.C.......................................................           3,334             6,435
  *easyJet P.L.C................................................................           3,215            22,649
   Elementis P.L.C..............................................................           5,496            13,309
  *EnQuest P.L.C................................................................           8,083            13,570
  *Enterprise Inns P.L.C........................................................          11,823             6,950
   Eurasian Natural Resources Corp. P.L.C.......................................             145             1,582
   Experian P.L.C...............................................................           3,075            41,720
   F&C Asset Management P.L.C...................................................           6,813             7,127
   Fenner P.L.C.................................................................           3,512            24,488
   Filtrona P.L.C...............................................................           4,670            27,921
  *Findel P.L.C.................................................................          16,824               930
   Firstgroup P.L.C.............................................................           8,640            42,265
   G4S P.L.C....................................................................          22,582            96,022
  *Gem Diamonds, Ltd............................................................           2,700             8,949
   GKN P.L.C....................................................................          24,867            82,352
   Go-Ahead Group P.L.C.........................................................             487             9,750
   Greggs P.L.C.................................................................           1,490            11,993
   Halfords Group P.L.C.........................................................           4,424            22,180

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Halma P.L.C..................................................................           7,034   $        39,293
   Hays P.L.C...................................................................           7,814             8,803
   Helical Bar P.L.C............................................................           3,459            10,109
  *Helphire P.L.C...............................................................           4,847               163
   Henderson Group P.L.C........................................................          12,095            21,147
   Hill & Smith Holdings P.L.C..................................................           4,285            20,038
   Hiscox, Ltd..................................................................           6,571            39,499
   Home Retail Group P.L.C......................................................           5,486             9,297
   Homeserve P.L.C..............................................................           2,825            12,649
  *Howden Joinery Group P.L.C...................................................           7,492            12,697
   HSBC Holdings P.L.C. Sponsored ADR...........................................          22,243           930,425
   Hunting P.L.C................................................................           2,655            33,806
   Huntsworth P.L.C.............................................................           9,410             6,426
  *ICAP P.L.C...................................................................           9,292            49,244
   IG Group Holdings P.L.C......................................................           3,093            23,039
   IMI P.L.C....................................................................           2,813            37,956
   Inchcape P.L.C...............................................................          10,165            54,707
   Informa P.L.C................................................................          10,074            62,178
  *Inmarsat P.L.C...............................................................           3,198            20,203
  *Innovation Group P.L.C.......................................................          32,087            10,251
   Intercontinental Hotels Group P.L.C. ADR.....................................           1,600            32,704
   Intermediate Capital Group P.L.C.............................................           2,962            12,854
  *International Consolidated Airlines Group SA.................................          16,331            45,689
   International Personal Finance P.L.C.........................................           5,305            15,938
   International Power P.L.C....................................................           2,496            13,211
   Interserve P.L.C.............................................................           2,216            10,204
   Intertek Group P.L.C.........................................................           1,135            37,830
   Invensys P.L.C...............................................................           5,798            18,513
   Investec P.L.C...............................................................          10,261            60,837
  *IP Group P.L.C...............................................................           4,973             6,775
   ITV P.L.C....................................................................          22,994            27,207
   Jardine Lloyd Thompson Group P.L.C...........................................           1,972            21,232
  *JJB Sports P.L.C.............................................................           1,015               184
   JKX Oil & Gas P.L.C..........................................................           3,242             7,171
   John Wood Group P.L.C........................................................           5,173            53,753
   Johnson Matthey P.L.C........................................................           2,251            72,943
  *Johnston Press P.L.C.........................................................           9,724               965
   Kazakhmys P.L.C..............................................................           2,842            51,096
   Kcom Group P.L.C.............................................................          13,914            15,607
   Keller Group P.L.C...........................................................           1,423             7,922
   Kesa Electricals P.L.C.......................................................           3,132             3,331
   Kingfisher P.L.C.............................................................          26,248           105,979
  *Kofax P.L.C..................................................................           1,336             5,545
   Laird P.L.C..................................................................           6,889            18,221
   Lancashire Holdings, Ltd.....................................................           2,692            29,225
  *Lloyds Banking Group P.L.C...................................................          14,730             7,123
  *Lloyds Banking Group P.L.C. Sponsored ADR....................................          23,849            45,552
   Logica P.L.C.................................................................          27,824            33,335
   London Stock Exchange Group P.L.C............................................           2,568            35,275
  *Lonmin P.L.C.................................................................           3,027            49,404
   Lookers P.L.C................................................................           4,741             3,738
   Low & Bonar P.L.C............................................................           7,100             5,944
  *Man Group P.L.C..............................................................           9,204            16,826
   Marks & Spencer Group P.L.C..................................................          12,946            66,784
   Marshalls P.L.C..............................................................           2,962             4,357
  *McBride P.L.C................................................................           5,164             9,524
   Meggitt P.L.C................................................................          14,533            83,268
   Melrose P.L.C................................................................           4,124            24,495
   Michael Page International P.L.C.............................................           4,900            30,093
  *Misys P.L.C..................................................................           4,851            24,726
  *Mitchells & Butlers P.L.C....................................................           6,562            26,587

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------

UNITED KINGDOM -- (Continued)
   Mitie Group P.L.C............................................................           7,518   $        30,106
   Mondi P.L.C..................................................................           6,514            51,943
   Morgan Crucible Co. P.L.C....................................................           3,198            15,788
   Morgan Sindall P.L.C.........................................................             778             8,145
   N Brown Group P.L.C..........................................................           2,652             9,624
   National Express Group P.L.C.................................................          10,716            36,666
   National Grid P.L.C. Sponsored ADR...........................................           1,305            65,106
   Next P.L.C...................................................................           1,793            74,099
  *Northgate P.L.C..............................................................           2,035             7,282
   Novae Group P.L.C............................................................           2,345            12,853
   Old Mutual P.L.C.............................................................          56,187           129,532
   Pace P.L.C...................................................................           6,191             8,329
   Pearson P.L.C. Sponsored ADR.................................................           7,614           141,316
  *Pendragon P.L.C..............................................................          30,527             5,519
   Pennon Group P.L.C...........................................................           3,952            43,363
   Persimmon P.L.C..............................................................           6,696            55,660
   Petropavlovsk P.L.C..........................................................           3,030            36,260
   Phoenix IT Group, Ltd........................................................           1,920             5,620
   Premier Farnell P.L.C........................................................           3,194            10,420
  *Premier Foods P.L.C..........................................................          29,236             5,539
  *Premier Oil P.L.C............................................................           7,044            45,633
  #Prudential P.L.C. ADR........................................................           6,900           153,111
   Psion P.L.C..................................................................           4,455             2,969
  *Punch Taverns P.L.C..........................................................          12,288             2,133
   PZ Cussons P.L.C.............................................................           1,245             5,993
   Qinetiq P.L.C................................................................          15,195            30,990
  *Quintain Estates & Development P.L.C.........................................          14,008             8,726
   Randgold Resources, Ltd......................................................             235            26,758
   Rathbone Brothers P.L.C......................................................             754            13,630
   Reed Elsevier P.L.C. ADR.....................................................           1,125            37,271
   Regus P.L.C..................................................................          13,221            19,215
   Renishaw P.L.C...............................................................           1,530            33,663
  *Rentokil Initial P.L.C.......................................................          20,074            23,776
   Resolution, Ltd..............................................................          25,695           110,708
   Rexam P.L.C..................................................................          13,962            82,446
   Rio Tinto P.L.C..............................................................             948            57,109
  #Rio Tinto P.L.C. Sponsored ADR...............................................           3,700           223,702
   Robert Wiseman Dairies P.L.C.................................................           1,693            10,384
  *Rolls-Royce Holdings P.L.C...................................................          10,606           123,156
   Rotork P.L.C.................................................................             944            28,338
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR............................             504             4,244
   Royal Dutch Shell P.L.C. ADR.................................................          15,447         1,132,883
   RPS Group P.L.C..............................................................           5,472            17,996
   RSA Insurance Group P.L.C....................................................          54,564            91,205
   Sage Group P.L.C.............................................................          21,589            99,884
   Sainsbury (J.) P.L.C.........................................................          16,870            76,780
  *Salamander Energy P.L.C......................................................           2,521             9,081
   Savills P.L.C................................................................           4,011            21,256
   Schroders P.L.C..............................................................           1,473            33,688
   Schroders P.L.C. Non-Voting..................................................             871            16,374
   SDL P.L.C....................................................................           2,030            20,786
   Senior P.L.C.................................................................           9,084            25,809
   Serco Group P.L.C............................................................           5,235            41,965
   Severfield-Rowen P.L.C.......................................................           1,606             4,982
   Severn Trent P.L.C...........................................................           1,705            41,015
   Shanks Group P.L.C...........................................................          13,706            21,271
   SIG P.L.C....................................................................           8,856            13,933
  *Soco International P.L.C.....................................................           3,504            16,139
   Spectris P.L.C...............................................................           2,415            58,367
   Speedy Hire P.L.C............................................................           1,158               493
   Spirax-Sarco Engineering P.L.C...............................................           1,339            41,838

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Spirent Communications P.L.C.................................................          19,193   $        35,982
   *Spirit Pub Co. P.L.C........................................................          12,288             9,676
   SSE P.L.C....................................................................           3,908            75,400
   St. James's Place P.L.C......................................................           4,098            22,623
   St. Modwen Properties P.L.C..................................................           3,552             6,974
   Stagecoach Group P.L.C.......................................................           8,475            37,632
   Standard Chartered P.L.C.....................................................          11,168           269,906
   Standard Life P.L.C..........................................................          26,082            89,676
   TalkTalk Telecom Group P.L.C.................................................           5,939            11,526
   Tate & Lyle P.L.C............................................................           6,232            65,101
   *Taylor Wimpey P.L.C.........................................................          71,079            47,583
   *Telecity Group P.L.C........................................................           2,044            20,872
   Tesco P.L.C..................................................................          26,095           131,585
   Thomas Cook Group P.L.C......................................................          17,383             3,707
   Travis Perkins P.L.C.........................................................           3,852            53,354
   *Trinity Mirror P.L.C........................................................           7,656             5,585
   TT electronics P.L.C.........................................................           3,593             9,464
   TUI Travel P.L.C.............................................................           7,598            22,943
   Tullett Prebon P.L.C.........................................................           1,416             6,659
   Tullow Oil P.L.C.............................................................           2,740            60,184
   UBM P.L.C....................................................................           5,369            46,552
   *UK Coal P.L.C...............................................................           5,854             3,039
   Ultra Electronics Holdings P.L.C.............................................             795            19,219
   Umeco P.L.C..................................................................           1,615             9,116
   Unilever P.L.C. Sponsored ADR................................................           1,800            58,302
   United Utilities Group P.L.C.................................................           4,818            45,753
   Vedanta Resources P.L.C......................................................           1,465            27,692
   Vodafone Group P.L.C. Sponsored ADR..........................................          31,477           852,712
   Weir Group P.L.C. (The)......................................................             657            20,298
   WH Smith P.LC................................................................           4,107            35,761
   Whitbread P.L.C..............................................................           2,971            77,090
   William Morrison Supermarkets P.L.C..........................................          20,251            91,362
   *Wincanton P.L.C.............................................................           2,286             2,993
   Wolseley P.L.C...............................................................           1,648            57,161
   Wolseley P.L.C. ADR..........................................................           2,900             9,947
   WPP P.L.C. Sponsored ADR.....................................................           2,100           123,102
   WS Atkins P.L.C..............................................................           1,777            19,649
   WSP Group P.L.C..............................................................           1,365             5,377
   *Xchanging P.L.C.............................................................           2,042             2,221
   Xstrata P.L.C................................................................          11,296           192,272
   *Yell Group P.L.C............................................................          24,812             2,254
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                        13,045,481
                                                                                                   ---------------
UNITED STATES -- (0.0%)
   *International Minerals Corp.................................................             500             2,867
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                        64,142,441
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Tessenderlo Chemie NV STRIP VVPR............................................              79                 7
                                                                                                   ---------------
CANADA -- (0.0%)
   *Compton Petroleum Corp. Warrants 08/23/14...................................              14                18
                                                                                                   ---------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/12..........................................              11                 2
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                                27
                                                                                                   ---------------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund..............................................       4,800,000   $     4,800,000
                                                                                                   ---------------
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
    (Collateralized by $0 FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $730,026) to be repurchased at
    $715,717.                                                                      $         716           715,712
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                         5,515,712
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $92,202,169)^^.........................................................                   $    69,658,180
                                                                                                   ===============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                   -------------------------------------------------
                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------------
                                     LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                   -----------   -----------   -------   -----------
Common Stocks
   Australia....................   $   467,798   $ 4,153,782       --    $ 4,621,580
   Austria......................            --       342,521       --        342,521
   Belgium......................        60,181       486,211       --        546,392
   Canada.......................     7,566,514         8,641       --      7,575,155
   Denmark......................           390       436,340       --        436,730
   Finland......................       213,763       775,796       --        989,559
   France.......................       706,398     3,483,884       --      4,190,282
   Germany......................       503,748     3,164,985       --      3,668,733
   Greece.......................        35,172       216,373       --        251,545
   Hong Kong....................           475     1,486,492       --      1,486,967
   Ireland......................        67,838       204,757       --        272,595
   Israel.......................         9,686       224,796       --        234,482
   Italy........................       291,507     1,246,521       --      1,538,028
   Japan........................       836,765    13,841,525       --     14,678,290
   Netherlands..................       174,069     1,159,876       --      1,333,945
   New Zealand..................            --       154,962       --        154,962
   Norway.......................        99,431       597,196       --        696,627
   Portugal.....................        14,863       217,340       --        232,203
   Singapore....................            --     1,119,945       --      1,119,945
   Spain........................       574,394     1,020,098       --      1,594,492
   Sweden.......................       176,130     1,724,412       --      1,900,542
   Switzerland..................       372,178     2,856,340       --      3,228,518
   United Kingdom...............     5,327,171     7,718,310       --     13,045,481
   United States................         2,867            --       --          2,867
Rights/Warrants
   Belgium......................            --             7       --              7
   Canada.......................            18            --       --             18
   Spain........................             2            --       --              2
Securities Lending Collateral...            --     5,515,712       --      5,515,712
                                   -----------   -----------      ---    -----------
TOTAL...........................   $17,501,358   $52,156,822       --    $69,658,180
                                   ===========   ===========      ===    ===========

          See accompanying Notes to Schedules of Investments.

                       U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (88.4%)
Consumer Discretionary -- (13.3%)
   *1-800-FLOWERS.COM, Inc. Class A.............................................           1,800   $         5,184
    A.H. Belo Corp. Class A.....................................................             900             5,346
    Aaron's, Inc................................................................           4,068           108,249
    Abercrombie & Fitch Co......................................................           2,700           124,038
    Advance Auto Parts, Inc.....................................................             400            30,656
   *Aeropostale, Inc............................................................           3,500            57,295
   *AFC Enterprises, Inc........................................................             500             8,425
   *Amazon.com, Inc.............................................................           2,000           388,880
    Ambassadors Group, Inc......................................................           1,110             5,006
   *AMC Networks, Inc. Class A..................................................             475            20,311
   *American Apparel, Inc.......................................................           2,300             1,723
   *American Axle & Manufacturing Holdings, Inc.................................           2,900            34,974
    American Eagle Outfitters, Inc..............................................          10,957           154,384
   #*American Public Education, Inc.............................................             400            16,080
   *America's Car-Mart, Inc.....................................................             700            26,558
   #*Amerigon, Inc..............................................................           1,100            16,885
   *ANN, INC....................................................................           2,485            60,286
   *Apollo Group, Inc. Class A..................................................             800            41,928
    Arbitron, Inc...............................................................             800            28,568
   *Archipelago Learning, Inc...................................................           1,149            11,938
   *Arctic Cat, Inc.............................................................             900            26,856
   *Asbury Automotive Group, Inc................................................           1,700            38,947
   *Ascena Retail Group, Inc....................................................           4,140           146,432
   *Ascent Capital Group, Inc. Class A..........................................             800            37,912
   #Autoliv, Inc................................................................           1,600           100,944
   #*AutoNation, Inc............................................................           2,300            82,248
   *AutoZone, Inc...............................................................             400           139,152
   *Ballantyne Strong, Inc......................................................             600             2,544
   #*Barnes & Noble, Inc........................................................           3,100            37,417
    Bassett Furniture Industries, Inc...........................................             600             4,818
   #*Beazer Homes USA, Inc......................................................           1,800             5,490
    bebe stores, Inc............................................................           4,600            40,296
   *Bed Bath & Beyond, Inc......................................................           1,550            94,085
    Belo Corp. Class A..........................................................           4,500            33,435
   *Benihana, Inc...............................................................           1,300            14,209
   #Best Buy Co., Inc...........................................................          10,211           244,553
    Big 5 Sporting Goods Corp...................................................           1,500            11,910
   *Big Lots, Inc...............................................................           2,000            78,980
   *Biglari Holdings, Inc.......................................................              75            29,695
   #*Blue Nile, Inc.............................................................             400            16,140
   *Bluegreen Corp..............................................................           1,400             3,640
    Blyth, Inc..................................................................             375            23,606
    Bob Evans Farms, Inc........................................................           1,600            56,528
   *Body Central Corp...........................................................             600            16,128
   #Bon-Ton Stores, Inc. (The)..................................................             800             3,248
   #Books-A-Million, Inc........................................................             600             1,458
   #*BorgWarner, Inc............................................................           1,000            74,630
   *Bravo Brio Restaurant Group, Inc............................................           1,429            27,508
   #*Bridgepoint Education, Inc.................................................           2,600            63,934
   #Brown Shoe Co., Inc.........................................................           2,800            26,460
    Brunswick Corp..............................................................           1,176            25,096
   #Buckle, Inc.................................................................           1,500            65,445
   *Build-A-Bear-Workshop, Inc..................................................           1,400            11,438
   *Cabela's, Inc...............................................................           3,800            99,104
    Cablevision Systems Corp....................................................           2,100            30,555
   *Cache, Inc..................................................................             438             2,851
    Callaway Golf Co............................................................           4,350            29,145
   *Cambium Learning Group, Inc.................................................           2,267             7,300

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Capella Education Co........................................................             300   $        12,699
   *Career Education Corp.......................................................           4,300            43,473
   *Caribou Coffee Co., Inc.....................................................           1,093            18,537
   *CarMax, Inc.................................................................           2,371            72,150
   *Carmike Cinemas, Inc........................................................             200             1,424
    Carnival Corp...............................................................           8,060           243,412
    Carriage Services, Inc......................................................           1,100             6,303
   *Carrols Restaurant Group, Inc...............................................           1,200            13,572
   *Carter's, Inc...............................................................           2,602           109,076
   *Casual Male Retail Group, Inc...............................................           2,800             8,848
    Cato Corp. Class A..........................................................           1,500            40,215
   *Cavco Industries, Inc.......................................................             400            18,208
    CBS Corp. Class A...........................................................             834            24,394
    CBS Corp. Class B...........................................................          11,757           334,839
    CEC Entertainment, Inc......................................................             900            31,653
   #*Charming Shoppes, Inc......................................................           6,160            30,554
   *Charter Communications, Inc. Class A........................................             600            34,584
   #*Cheesecake Factory, Inc....................................................           3,500           103,530
   #Cherokee, Inc...............................................................             200             2,154
    Chico's FAS, Inc............................................................           8,992           102,868
   #*Children's Place Retail Stores, Inc. (The).................................           1,300            64,857
   #*Chipotle Mexican Grill, Inc................................................             200            73,458
    Choice Hotels International, Inc............................................           1,400            50,876
    Christopher & Banks Corp....................................................           2,200             4,554
    Cinemark Holdings, Inc......................................................           6,200           122,264
   *Citi Trends, Inc............................................................             400             3,608
   *Clear Channel Outdoor Holdings, Inc. Class A................................           1,200            14,520
    Coach, Inc..................................................................           1,100            77,055
   #*Coinstar, Inc..............................................................           1,400            69,622
   *Coldwater Creek, Inc........................................................           2,900             2,552
   #*Collective Brands, Inc.....................................................           3,100            51,646
    Collectors Universe, Inc....................................................             300             4,620
   #Columbia Sportswear Co......................................................           1,700            77,945
    Comcast Corp. Class A.......................................................          38,037         1,011,404
    Comcast Corp. Special Class A...............................................          15,144           386,021
   #*Conn's, Inc................................................................           2,460            28,536
    Cooper Tire & Rubber Co.....................................................           3,000            45,180
   #*Corinthian Colleges, Inc...................................................           1,500             4,515
   *Cost Plus, Inc..............................................................           1,300            17,615
    CPI Corp....................................................................             200               318
    Cracker Barrel Old Country Store, Inc.......................................           1,000            52,470
   *Crocs, Inc..................................................................           4,000            76,080
   *Crown Media Holdings, Inc. Class A..........................................             700               833
    CSS Industries, Inc.........................................................             200             4,284
   *Culp, Inc...................................................................             600             5,466
   *Cumulus Media, Inc. Class A.................................................           4,993            17,575
    D.R. Horton, Inc............................................................          14,274           198,694
   *Dana Holding Corp...........................................................           7,500           111,375
    Darden Restaurants, Inc.....................................................           1,570            72,016
   #*Deckers Outdoor Corp.......................................................             600            48,510
   *dELiA*s, Inc................................................................           1,100             1,177
   *Delta Apparel, Inc..........................................................             600             9,180
    Destination Maternity Corp..................................................             800            13,352
    DeVry, Inc..................................................................           3,500           132,160
    Dick's Sporting Goods, Inc..................................................             700            28,847
   *Digital Generation, Inc.....................................................           1,500            20,850
   #Dillard's, Inc. Class A.....................................................           3,700           163,725
   *DineEquity, Inc.............................................................           1,100            52,272
   *DIRECTV Class A.............................................................           2,500           112,525
   *Discovery Communications, Inc. Class A......................................           1,200            51,456
   *Discovery Communications, Inc. Class B......................................             100             4,640

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------

Consumer Discretionary -- (Continued)
   *Discovery Communications, Inc. Class C......................................           1,300   $        50,505
    DISH Network Corp...........................................................             900            25,128
   *Dixie Group, Inc. (The).....................................................             200               716
   *Dolan Co....................................................................           1,700            16,031
   *Dollar General Corp.........................................................           1,267            53,987
   *Dollar Tree, Inc............................................................             500            42,405
   *Domino's Pizza, Inc.........................................................           2,600            84,890
   *Dorman Products, Inc........................................................           1,050            45,580
   *Dreams, Inc.................................................................             900             2,034
   #*DreamWorks Animation SKG, Inc. Class A.....................................           3,900            69,225
   *Drew Industries, Inc........................................................           1,100            28,567
    DSW, Inc. Class A...........................................................             996            49,770
   *E.W. Scripps Co. Class A (The)..............................................           3,149            26,672
   *Education Management Corp...................................................           3,157            80,598
    Einstein Noah Restaurant Group, Inc.........................................           1,008            15,009
   *Emerson Radio Corp..........................................................           1,100             1,936
   #*Entercom Communications Corp. Class A......................................           1,500            11,580
    Entravision Communications Corp.............................................           1,450             2,595
    Escalade, Inc...............................................................             350             1,656
   #Ethan Allen Interiors, Inc..................................................           1,800            42,480
   *Exide Technologies..........................................................           3,247            10,715
   *Express, Inc................................................................           1,600            34,624
    Family Dollar Stores, Inc...................................................             900            50,220
   *Famous Dave's of America, Inc...............................................             600             6,216
   *Federal-Mogul Corp..........................................................           3,928            65,166
    Finish Line, Inc. Class A (The).............................................           2,700            57,105
   *Fisher Communications, Inc..................................................             400            12,036
    Foot Locker, Inc............................................................           9,082           238,312
   #*Ford Motor Co..............................................................          11,575           143,762
   #*Fossil, Inc................................................................             600            57,030
    Fred's, Inc. Class A........................................................           2,900            42,775
   #*Fuel Systems Solutions, Inc................................................           1,000            20,870
   *Gaiam, Inc. Class A.........................................................             566             2,026
   #*GameStop Corp. Class A.....................................................           9,000           210,240
    Gaming Partners International Corp..........................................             400             2,586
    Gannett Co., Inc............................................................          14,200           201,214
    Gap, Inc....................................................................           5,887           111,735
   #Garmin, Ltd.................................................................           6,006           250,450
   #*Gaylord Entertainment Co...................................................           1,350            37,868
   *Geeknet, Inc................................................................             200             3,478
   *General Motors Co...........................................................           6,831           164,081
   *Genesco, Inc................................................................           1,400            85,498
    Gentex Corp.................................................................           1,500            40,305
    Genuine Parts Co............................................................           3,594           229,225
   *G-III Apparel Group, Ltd....................................................           1,000            22,830
   *Goodyear Tire & Rubber Co...................................................           7,000            91,000
   *Gordmans Stores, Inc........................................................             795            11,551
   *Grand Canyon Education, Inc.................................................           1,434            24,063
   *Gray Television, Inc........................................................           2,800             5,740
   *Great Wolf Resorts, Inc.....................................................           1,500             4,800
   #Group 1 Automotive, Inc.....................................................           1,600            85,344
    Guess?, Inc.................................................................           1,944            58,320
    H&R Block, Inc..............................................................           1,900            31,084
   *Hanesbrands, Inc............................................................           2,600            63,960
   #Harley-Davidson, Inc........................................................           2,300           101,637
    Harman International Industries, Inc........................................           3,600           151,920
    Harte-Hanks, Inc............................................................           3,500            33,775
   #Hasbro, Inc.................................................................             800            27,928
    Haverty Furniture Cos., Inc.................................................             800             9,984
   *Heelys, Inc.................................................................             509               926
   *Helen of Troy, Ltd..........................................................           1,907            61,348

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   #*hhgregg, Inc...............................................................           3,062   $        31,171
   *Hibbett Sporting Goods, Inc.................................................             800            38,344
    Hillenbrand, Inc............................................................           3,200            75,040
    Home Depot, Inc. (The)......................................................           9,700           430,583
    Hooker Furniture Corp.......................................................             500             6,025
    Hot Topic, Inc..............................................................           3,272            23,951
    HSN, Inc....................................................................           2,400            85,656
   #*Hyatt Hotels Corp. Class A.................................................           1,280            54,554
   *Iconix Brand Group, Inc.....................................................           4,100            75,481
    International Speedway Corp. Class A........................................           1,800            46,422
    Interpublic Group of Cos., Inc. (The).......................................          12,000           123,960
   *Interval Leisure Group, Inc.................................................           3,089            42,010
   #*iRobot Corp................................................................           1,030            34,031
   #*ITT Educational Services, Inc..............................................             800            52,696
   #J.C. Penney Co., Inc........................................................           6,640           275,892
   *Jack in the Box, Inc........................................................           2,400            50,880
    JAKKS Pacific, Inc..........................................................             600             9,168
   #Johnson Controls, Inc.......................................................           6,697           212,764
   *Johnson Outdoors, Inc. Class A..............................................              75             1,276
    Jones Group, Inc. (The).....................................................           4,500            41,085
   #*Jos. A. Bank Clothiers, Inc................................................           1,580            75,445
   *Journal Communications, Inc. Class A........................................           2,400            12,336
   #*K12, Inc...................................................................           1,900            42,541
   #KB Home.....................................................................           2,200            19,844
   *Kenneth Cole Productions, Inc. Class A......................................             500             6,145
   *Kirkland's, Inc.............................................................           1,000            14,970
   *Knology, Inc................................................................             900            13,563
   #Kohl's Corp.................................................................           3,895           179,131
   *Krispy Kreme Doughnuts, Inc.................................................           2,200            16,126
   *K-Swiss, Inc. Class A.......................................................           1,400             4,732
    Lacrosse Footwear, Inc......................................................             300             3,774
   *Lakeland Industries, Inc....................................................             300             2,826
   #*Lamar Advertising Co. Class A..............................................           1,426            40,798
   *La-Z-Boy, Inc...............................................................           2,900            38,222
   *Leapfrog Enterprises, Inc...................................................           2,700            15,633
    Lear Corp...................................................................           5,012           210,003
   *Learning Tree International, Inc............................................             700             4,256
   *Lee Enterprises, Inc........................................................           1,700             2,261
   #Leggett & Platt, Inc........................................................           7,101           152,387
   #Lennar Corp. Class A........................................................           9,100           195,559
    Lennar Corp. Class B Voting.................................................           1,400            24,094
   *Libbey, Inc.................................................................             500             7,530
   *Liberty Global, Inc. Class A................................................             700            32,116
   *Liberty Global, Inc. Class C................................................             600            26,496
   *Liberty Interactive Corp. Class A...........................................          22,672           388,145
   *Liberty Interactive Corp. Class B...........................................              60             1,029
   *Liberty Media Corp. - Liberty Capital Class A...............................           4,124           339,859
   *Liberty Media Corp. - Liberty Capital Class B...............................              87             7,273
   #*Life Time Fitness, Inc.....................................................           2,266           111,351
    Lifetime Brands, Inc........................................................             606             7,181
    Limited Brands, Inc.........................................................           2,500           104,650
   *LIN TV Corp. Class A........................................................           2,000             8,060
    Lincoln Educational Services Corp...........................................           1,400            12,222
   #Lithia Motors, Inc. Class A.................................................           1,400            31,094
   *LKQ Corp....................................................................           4,600           149,960
    Lowe's Cos., Inc............................................................          19,613           526,217
   *Luby's, Inc.................................................................           1,750             9,135
   *Lululemon Athletica, Inc....................................................             600            37,878
   *M/I Homes, Inc..............................................................           1,000            11,350
    Mac-Gray Corp...............................................................             700             9,758
    Macy's, Inc.................................................................          10,000           336,900

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Madison Square Garden Co. (The).............................................           3,369   $        96,657
   *Maidenform Brands, Inc......................................................           1,100            22,000
   *Mannatech, Inc..............................................................              40               172
    Marcus Corp.................................................................           1,100            13,321
   #*Marine Products Corp.......................................................           1,727            10,310
   #*MarineMax, Inc.............................................................           1,504            12,363
   #Marriott International, Inc. Class A........................................           1,903            65,558
   #*Marriott Vacations Worldwide Corp..........................................             210             4,364
    Martha Stewart Living Omnimedia, Inc. Class A...............................           1,300             5,720
    Mattel, Inc.................................................................           3,534           109,554
    Matthews International Corp. Class A........................................           1,800            59,328
   *McClatchy Co. (The).........................................................           3,000             7,050
    McGraw-Hill Cos., Inc.......................................................           1,840            84,640
   #MDC Holdings, Inc...........................................................           2,500            49,550
   #*Media General, Inc. Class A................................................           1,600             6,432
    Men's Wearhouse, Inc. (The).................................................           3,405           117,438
   #Meredith Corp...............................................................           2,000            62,980
   *Meritage Homes Corp.........................................................           1,800            43,560
   *Midas, Inc..................................................................             400             3,400
   *Modine Manufacturing Co.....................................................           2,200            24,068
   *Mohawk Industries, Inc......................................................           3,572           218,464
   #Monro Muffler Brake, Inc....................................................           1,450            60,813
   *Monster Beverage Corp.......................................................             400            41,804
   *Morgans Hotel Group Co......................................................             915             5,161
   #Morningstar, Inc............................................................           1,514            90,416
   *Motorcar Parts of America, Inc..............................................             900             5,778
    Movado Group, Inc...........................................................           1,500            27,615
   *Nathan's Famous, Inc........................................................             200             4,188
    National CineMedia, Inc.....................................................           1,729            23,549
   *Navarre Corp................................................................             600               870
   *Netflix, Inc................................................................             500            60,100
   *New York & Co., Inc.........................................................           3,400             9,486
   *New York Times Co. Class A (The)............................................           8,100            60,345
    Newell Rubbermaid, Inc......................................................           7,140           131,876
   #News Corp. Class A..........................................................          36,069           679,179
    News Corp. Class B..........................................................           8,500           165,495
   *Nexstar Broadcasting Group, Inc. Class A....................................             600             5,082
    NIKE, Inc. Class B..........................................................           1,104           114,805
    Nordstrom, Inc..............................................................           2,050           101,229
    Nutrisystem, Inc............................................................           1,600            19,040
   *NVR, Inc....................................................................             200           138,650
   #*O'Charley's, Inc...........................................................           1,000             6,490
   *Office Depot, Inc...........................................................          12,412            33,885
   *OfficeMax, Inc..............................................................           4,600            25,438
   #Omnicom Group, Inc..........................................................           1,682            76,716
   *Orbitz Worldwide, Inc.......................................................           3,305            12,096
   *Orchard Supply Hardware Stores Corp. Class A................................             140             2,524
   *O'Reilly Automotive, Inc....................................................           4,417           360,030
   *Orient-Express Hotels, Ltd. Class A.........................................           5,600            47,376
    Outdoor Channel Holdings, Inc...............................................           1,300             9,165
   *Overstock.com, Inc..........................................................             600             4,056
    Oxford Industries, Inc......................................................           1,000            50,930
   *Panera Bread Co. Class A....................................................             400            59,300
   *Papa John's International, Inc..............................................           1,100            42,614
   #*Peet's Coffee & Tea, Inc...................................................             700            42,574
   #Penske Automotive Group, Inc................................................           6,196           138,666
    Pep Boys - Manny, Moe & Jack (The)..........................................           3,200            48,000
   *Perry Ellis International, Inc..............................................             800            12,432
   #PetMed Express, Inc.........................................................           1,083            13,505
    PetSmart, Inc...............................................................           1,100            58,542
   *Pier 1 Imports, Inc.........................................................           5,300            82,415

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   #Polaris Industries, Inc.....................................................           1,000   $        64,400
    Pool Corp...................................................................           1,522            51,794
   *Priceline.com, Inc..........................................................             200           105,896
   #*PulteGroup, Inc............................................................          20,905           155,742
    PVH Corp....................................................................           2,300           177,537
   *Quiksilver, Inc.............................................................           8,102            36,135
    R.G. Barry Corp.............................................................             500             6,120
   #*Radio One, Inc. Class D....................................................           1,800             1,836
   #RadioShack Corp.............................................................           5,500            39,490
    Ralph Lauren Corp...........................................................             600            91,200
   *Red Lion Hotels Corp........................................................           1,300             9,516
   *Red Robin Gourmet Burgers, Inc..............................................           1,200            36,852
   #Regal Entertainment Group...................................................           2,600            32,370
    Regis Corp..................................................................           3,300            56,562
    Rent-A-Center, Inc..........................................................           3,800           128,516
   *Rentrak Corp................................................................             600            10,266
   *Rocky Brands, Inc...........................................................             402             4,462
    Ross Stores, Inc............................................................           2,300           116,886
    Royal Caribbean Cruises, Ltd................................................           8,171           222,088
   *Ruby Tuesday, Inc...........................................................           3,000            22,530
   #*Rue21, Inc.................................................................             450            10,894
   *Ruth's Hospitality Group, Inc...............................................           1,863            11,532
   #Ryland Group, Inc. (The)....................................................           2,500            45,500
   #*Saks, Inc..................................................................           8,800            87,824
   *Sally Beauty Holdings, Inc..................................................           4,600            94,852
    Scholastic Corp.............................................................             500            14,755
   #Scripps Networks Interactive, Inc...........................................           1,250            54,200
   #*Sears Holdings Corp........................................................           3,100           130,665
   *Select Comfort Corp.........................................................           1,476            37,018
    Service Corp. International.................................................          14,420           160,062
   *Shiloh Industries, Inc......................................................             800             6,576
   *Shoe Carnival, Inc..........................................................           1,100            27,819
   #*Shutterfly, Inc............................................................           1,500            35,580
    Signet Jewelers, Ltd. ADR...................................................           2,800           127,624
    Sinclair Broadcast Group, Inc. Class A......................................           1,000            12,280
   *SIRIUS XM Radio, Inc........................................................           2,500             5,225
    Six Flags Entertainment Corp................................................           2,832           124,127
   #*Skechers U.S.A., Inc. Class A..............................................           2,000            24,320
    Skyline Corp................................................................             400             2,484
   *Smith & Wesson Holding Corp.................................................           3,518            18,083
   #Sonic Automotive, Inc. Class A..............................................           2,400            37,416
   *Sonic Corp..................................................................           1,610            11,028
    Sotheby's...................................................................           2,600            87,178
    Spartan Motors, Inc.........................................................           2,200            13,354
   #Speedway Motorsports, Inc...................................................           2,200            35,266
    Stage Stores, Inc...........................................................             800            12,304
    Standard Motor Products, Inc................................................           1,100            22,759
   *Standard Pacific Corp.......................................................          10,752            39,137
   *Stanley Furniture Co., Inc..................................................             661             2,320
    Staples, Inc................................................................          18,893           276,405
    Starbucks Corp..............................................................           3,100           148,583
    Starwood Hotels & Resorts Worldwide, Inc....................................           1,100            59,664
   *Stein Mart, Inc.............................................................           2,216            16,066
   *Steiner Leisure, Ltd........................................................             800            39,504
   *Steinway Musical Instruments, Inc...........................................             600            14,970
   *Steven Madden, Ltd..........................................................           2,000            82,280
    Stewart Enterprises, Inc. Class A...........................................           2,700            16,605
   *Stoneridge, Inc.............................................................             768             7,196
   #Strayer Education, Inc......................................................             300            32,640
    Sturm Ruger & Co., Inc......................................................           1,200            47,580
    Superior Industries International, Inc......................................           1,800            32,706

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Systemax, Inc...............................................................           1,757   $        30,941
   #*Talbots, Inc...............................................................             249               807
    Target Corp.................................................................           6,140           311,973
   #*Tempur-Pedic International, Inc............................................             907            60,506
   *Tenneco, Inc................................................................           1,672            53,671
   #*Tesla Motors, Inc..........................................................           1,830            53,198
    Texas Roadhouse, Inc........................................................           4,256            64,521
    Thor Industries, Inc........................................................           3,425           105,010
    Tiffany & Co................................................................           1,200            76,560
    Time Warner Cable, Inc......................................................           7,628           562,336
   #Time Warner, Inc............................................................          22,700           841,262
    TJX Cos., Inc. (The)........................................................           1,000            68,140
   *Toll Brothers, Inc..........................................................           9,870           215,265
   #*Town Sports International Holdings, Inc....................................             600             5,322
    Tractor Supply Co...........................................................           1,000            80,770
   *Trans World Entertainment Corp..............................................             200               494
   *True Religion Apparel, Inc..................................................           1,800            65,232
   *TRW Automotive Holdings Corp................................................           3,450           129,444
   *Tuesday Morning Corp........................................................           1,700             5,780
    Tupperware Brands Corp......................................................           1,550            97,402
   *Ulta Salon Cosmetics & Fragrance, Inc.......................................           2,600           198,172
   #*Under Armour, Inc. Class A.................................................             800            63,696
   *Unifi, Inc..................................................................           1,100            10,703
   *Universal Electronics, Inc..................................................             700            12,950
   *Universal Technical Institute, Inc..........................................           1,292            18,023
   #*Urban Outfitters, Inc......................................................           1,400            37,100
   *US Auto Parts Network, Inc..................................................           1,256             6,255
    V.F. Corp...................................................................           3,502           460,478
    Vail Resorts, Inc...........................................................           2,000            87,220
   *Valassis Communications, Inc................................................           2,500            56,875
    Value Line, Inc.............................................................             213             2,390
   *Valuevision Media, Inc. Class A.............................................           2,100             3,318
    Viacom, Inc. Class A........................................................             100             5,277
    Viacom, Inc. Class B........................................................           3,057           143,801
   #Virgin Media, Inc...........................................................           1,564            37,286
   *Visteon Corp................................................................           2,800           134,400
   #*Vitamin Shoppe, Inc........................................................           1,400            59,836
   *VOXX International Corp.....................................................           1,200            15,264
   *WABCO Holdings, Inc.........................................................           1,300            67,405
    Walt Disney Co. (The).......................................................          34,826         1,354,731
   *Warnaco Group, Inc..........................................................           2,000           116,500
    Washington Post Co. Class B.................................................             500           189,355
   #Weight Watchers International, Inc..........................................             500            38,065
    Wendy's Co. (The)...........................................................          22,258           104,390
   *West Marine, Inc............................................................           1,400            16,968
   *Wet Seal, Inc. Class A (The)................................................           5,000            17,500
    Weyco Group, Inc............................................................              47             1,187
   #Whirlpool Corp..............................................................           1,913           103,914
    Wiley (John) & Sons, Inc. Class A...........................................           2,250           102,128
    Wiley (John) & Sons, Inc. Class B...........................................             142             6,481
    Williams-Sonoma, Inc........................................................           1,074            38,514
    Winmark Corp................................................................             100             6,867
   #*Winnebago Industries, Inc..................................................           1,717            15,693
    Wolverine World Wide, Inc...................................................           1,800            70,362
   #World Wrestling Entertainment, Inc. Class A.................................           2,200            20,878
    Wyndham Worldwide Corp......................................................           5,702           226,712
    Yum! Brands, Inc............................................................           1,200            75,996
   #*Zale Corp..................................................................           2,100             5,985
   #*Zumiez, Inc................................................................           1,507            43,040
                                                                                                   ---------------
Total Consumer Discretionary....................................................                        30,031,039
                                                                                                   ---------------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (4.7%)
    Alico, Inc..................................................................             400   $         9,256
    Andersons, Inc. (The).......................................................           1,200            48,660
    Avon Products, Inc..........................................................           2,600            46,202
    B&G Foods, Inc..............................................................           2,800            63,448
    Bunge, Ltd..................................................................           5,630           322,430
    Calavo Growers, Inc.........................................................             800            21,760
   #Cal-Maine Foods, Inc........................................................           1,100            41,756
   #Campbell Soup Co............................................................           1,491            47,265
   #Casey's General Stores, Inc.................................................           1,880            95,767
   *Central Garden & Pet Co.....................................................             800             6,992
   *Central Garden & Pet Co. Class A............................................           2,200            20,812
   *Chiquita Brands International, Inc..........................................           2,600            22,854
    Clorox Co. (The)............................................................             913            62,687
    Coca-Cola Bottling Co.......................................................             416            25,355
    Coca-Cola Enterprises, Inc..................................................           9,700           259,863
    Colgate-Palmolive Co........................................................           1,300           117,936
    ConAgra Foods, Inc..........................................................          10,310           274,968
    Corn Products International, Inc............................................           3,300           183,117
    Costco Wholesale Corp.......................................................           3,827           314,847
    CVS Caremark Corp...........................................................          28,000         1,169,000
   *Darling International, Inc..................................................           6,400            97,792
   *Dean Foods Co...............................................................           6,800            73,168
   #Diamond Foods, Inc..........................................................           1,200            43,608
   *Dole Food Co., Inc..........................................................           4,700            45,120
    Dr. Pepper Snapple Group, Inc...............................................           3,096           120,187
   *Elizabeth Arden, Inc........................................................           1,903            68,451
   *Energizer Holdings, Inc.....................................................           2,067           159,407
    Estee Lauder Cos., Inc......................................................           1,000            57,930
   #*Farmer Brothers Co.........................................................             900             8,982
    Flowers Foods, Inc..........................................................           2,597            50,252
    Fresh Del Monte Produce, Inc................................................           3,966            97,088
    General Mills, Inc..........................................................           3,290           131,041
   #*Green Mountain Coffee Roasters, Inc........................................           1,050            56,007
    H.J. Heinz Co...............................................................             900            46,665
   *Hain Celestial Group, Inc. (The)............................................           2,400            92,616
   #*Heckmann Corp..............................................................           6,376            32,581
    Herbalife, Ltd..............................................................           1,090            63,089
    Hershey Co. (The)...........................................................             800            48,864
   #Hormel Foods Corp...........................................................           7,300           210,094
   #Imperial Sugar Co...........................................................             581             1,981
    Ingles Markets, Inc. Class A................................................             700            12,201
    Inter Parfums, Inc..........................................................           1,800            30,060
    J & J Snack Foods Corp......................................................           1,200            61,236
    J.M. Smucker Co.............................................................           3,049           240,200
   *John B. Sanfilippo & Son, Inc...............................................             200             1,974
    Kellogg Co..................................................................             700            34,664
    Kimberly-Clark Corp.........................................................           1,573           112,564
    Kraft Foods, Inc. Class A...................................................          30,552         1,170,142
    Kroger Co. (The)............................................................           5,900           140,184
   #Lancaster Colony Corp.......................................................             996            69,212
   *Lifeway Foods, Inc..........................................................             300             2,796
    McCormick & Co., Inc. Non-Voting............................................             700            35,378
    McCormick & Co., Inc. Voting................................................              90             4,540
    Mead Johnson Nutrition Co...................................................           1,183            87,648
   *Medifast, Inc...............................................................             700            11,536
    Nash-Finch Co...............................................................             700            20,447
   *National Beverage Corp......................................................           1,534            25,664
   #Nu Skin Enterprises, Inc. Class A...........................................           2,400           119,880
   *Nutraceutical International Corp............................................             500             6,425
    Oil-Dri Corp. of America....................................................             300             6,297
   *Omega Protein Corp..........................................................           1,400            12,054

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   *Overhill Farms, Inc.........................................................             500   $         2,040
   *Pantry, Inc.................................................................           1,100            13,244
   *Parlux Fragrances, Inc......................................................           1,302             6,836
    PepsiCo, Inc................................................................           5,711           375,041
   *Physicians Formula Holdings, Inc............................................             364             1,099
   *Pilgrim's Pride Corp........................................................           1,172             6,305
   *Prestige Brands Holdings, Inc...............................................           3,300            42,372
    PriceSmart, Inc.............................................................           1,200            79,980
    Procter & Gamble Co. (The)..................................................          17,607         1,109,945
   *Ralcorp Holdings, Inc.......................................................           2,200           192,390
   *Revlon, Inc.................................................................           1,380            21,749
    Rocky Mountain Chocolate Factory, Inc.......................................             100               866
    Ruddick Corp................................................................           2,350            94,799
   #Safeway, Inc................................................................           9,259           203,513
   #Sanderson Farms, Inc........................................................           1,600            81,504
    Sara Lee Corp...............................................................           3,500            67,025
   *Schiff Nutrition International, Inc.........................................           1,400            14,938
   *Seneca Foods Corp. Class A..................................................             500            14,465
   *Smart Balance, Inc..........................................................           4,254            22,546
   *Smithfield Foods, Inc.......................................................           7,400           165,242
    Snyders-Lance, Inc..........................................................           3,696            84,971
    Spartan Stores, Inc.........................................................           1,460            27,360
   *Spectrum Brands Holdings, Inc...............................................           2,714            78,570
   #SUPERVALU, Inc..............................................................          11,600            80,156
   *Susser Holdings Corp........................................................           1,355            32,317
    Sysco Corp..................................................................           2,200            66,242
   #Tootsie Roll Industries, Inc................................................           1,980            47,995
   *TreeHouse Foods, Inc........................................................           2,300           130,042
    Tyson Foods, Inc. Class A...................................................           8,000           149,120
   *United Natural Foods, Inc...................................................           2,600           114,530
   #*USANA Health Sciences, Inc.................................................             800            27,824
   #Walgreen Co.................................................................           9,100           303,576
    WD-40 Co....................................................................             900            39,366
    Weis Markets, Inc...........................................................           1,778            75,156
   #Whole Foods Market, Inc.....................................................           1,100            81,433
   *Winn-Dixie Stores, Inc......................................................           4,100            38,745
                                                                                                   ---------------
Total Consumer Staples..........................................................                        10,758,302
                                                                                                   ---------------
Energy -- (11.8%)
    Adams Resources & Energy, Inc...............................................              99             3,775
    Alon USA Energy, Inc........................................................           1,930            18,644
   *Alpha Natural Resources, Inc................................................           6,127           123,275
    Anadarko Petroleum Corp.....................................................           9,012           727,449
    Apache Corp.................................................................           7,743           765,628
   #*Approach Resources, Inc....................................................           1,700            59,721
    Arch Coal, Inc..............................................................           4,556            65,743
   *Atwood Oceanics, Inc........................................................           4,353           200,151
    Baker Hughes, Inc...........................................................           7,600           373,388
   *Basic Energy Services, Inc..................................................           2,200            39,622
    Berry Petroleum Co. Class A.................................................           2,792           125,668
   *Bill Barrett Corp...........................................................           2,569            70,956
    Bolt Technology Corp........................................................             600             7,194
   #*BPZ Resources, Inc.........................................................           6,100            19,886
    Bristow Group, Inc..........................................................           2,100           103,026
    Cabot Oil & Gas Corp........................................................           6,200           197,780
   *Cal Dive International, Inc.................................................             588             1,770
   *Callon Petroleum Co.........................................................           1,600             9,600
   *Cameron International Corp..................................................           2,096           111,507
   #CARBO Ceramics, Inc.........................................................             400            38,900
   *Carrizo Oil & Gas, Inc......................................................           2,006            48,726
    Chesapeake Energy Corp......................................................          12,000           253,560

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
    Chevron Corp................................................................          39,387   $     4,060,012
   #Cimarex Energy Co...........................................................           2,442           142,564
   *Clayton Williams Energy, Inc................................................             700            56,973
   #*Clean Energy Fuels Corp....................................................           4,200            62,832
   *Cloud Peak Energy, Inc......................................................           3,300            62,535
   *Cobalt International Energy, Inc............................................           4,629            92,765
   *Complete Production Services, Inc...........................................           4,100           138,170
   *Comstock Resources, Inc.....................................................           2,700            32,508
   *Concho Resources, Inc.......................................................           1,728           184,308
    ConocoPhillips..............................................................          27,332         1,864,316
    Consol Energy, Inc..........................................................           3,200           114,368
   *Contango Oil & Gas Co.......................................................             800            49,824
   #*Continental Resources, Inc.................................................             400            32,272
   *CREDO Petroleum Corp........................................................             600             6,150
   *Crimson Exploration, Inc....................................................           1,900             5,605
   *Crosstex Energy, Inc........................................................           2,700            33,912
   *CVR Energy, Inc.............................................................           4,700           117,218
   *Dawson Geophysical Co.......................................................             600            21,354
    Delek US Holdings, Inc......................................................           2,100            26,439
   *Denbury Resources, Inc......................................................          13,951           263,116
    Devon Energy Corp...........................................................           8,680           553,871
    DHT Holdings, Inc...........................................................           2,100             2,226
   #Diamond Offshore Drilling, Inc..............................................           3,185           198,425
   *Double Eagle Petroleum Co...................................................             600             3,978
   #*Dresser-Rand Group, Inc....................................................             800            40,984
   #*Dril-Quip, Inc.............................................................           1,200            79,164
    El Paso Corp................................................................           6,800           182,716
   #*Endeavour International Corp...............................................           1,236            13,077
    Energen Corp................................................................           1,558            75,049
   *Energy Partners, Ltd........................................................           2,700            43,146
   *ENGlobal Corp...............................................................           1,300             2,730
    EOG Resources, Inc..........................................................           3,071           325,956
    EQT Corp....................................................................           1,300            65,676
   *Evolution Petroleum Corp....................................................             900             8,064
   #EXCO Resources, Inc.........................................................           1,950            15,327
   *Exterran Holdings, Inc......................................................           3,361            31,190
    Exxon Mobil Corp............................................................          37,567         3,145,861
   *FMC Technologies, Inc.......................................................           1,600            81,776
   *Forest Oil Corp.............................................................           5,900            76,700
   #*Geokinetics, Inc...........................................................             900             2,115
   *GeoResources, Inc...........................................................           1,500            45,915
   #*GMX Resources, Inc.........................................................           3,246             2,856
   *Green Plains Renewable Energy, Inc..........................................           2,800            31,780
    Gulf Island Fabrication, Inc................................................           1,200            36,420
   *Gulfmark Offshore, Inc. Class A.............................................           1,628            74,432
   *Gulfport Energy Corp........................................................           2,200            72,314
    Halliburton Co..............................................................           5,316           195,522
   #*Harvest Natural Resources, Inc.............................................           2,100            14,448
   *Helix Energy Solutions Group, Inc...........................................           6,200           101,990
    Helmerich & Payne, Inc......................................................           3,400           209,814
   *Hercules Offshore, Inc......................................................           7,048            31,646
    Hess Corp...................................................................           5,812           327,216
    HollyFrontier Corp..........................................................           3,703           108,646
   *Hornbeck Offshore Services, Inc.............................................           1,900            62,111
   #*ION Geophysical Corp.......................................................           4,800            35,664
   #*James River Coal Co........................................................           1,300             8,177
   *Key Energy Services, Inc....................................................           8,300           120,184
   *Lone Pine Resources, Inc....................................................             612             4,082
   #*Lucas Energy, Inc..........................................................              57               135
   #Lufkin Industries, Inc......................................................           1,000            75,220
    Marathon Oil Corp...........................................................          13,144           412,590

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
    Marathon Petroleum Corp.....................................................           7,462   $       285,198
   *Matrix Service Co...........................................................           1,700            19,788
   *McDermott International, Inc................................................           2,200            26,752
   #*McMoran Exploration Co.....................................................           7,156            83,940
   *Mitcham Industries, Inc.....................................................             500            10,980
    Murphy Oil Corp.............................................................           7,025           418,690
   *Nabors Industries, Ltd......................................................          11,295           210,313
    National Oilwell Varco, Inc.................................................           8,651           640,001
   *Natural Gas Services Group, Inc.............................................           1,000            13,790
   *Newfield Exploration Co.....................................................           4,020           151,996
   *Newpark Resources, Inc......................................................           5,200            42,328
    Noble Energy, Inc...........................................................           3,727           375,197
   #*Northern Oil & Gas, Inc....................................................           2,700            67,500
   #*Oasis Petroleum, Inc.......................................................           2,400            80,976
    Occidental Petroleum Corp...................................................           7,550           753,264
    Oceaneering International, Inc..............................................           3,948           191,833
   *Oil States International, Inc...............................................           1,926           153,483
   #Overseas Shipholding Group, Inc.............................................           1,400            17,794
   *OYO Geospace Corp...........................................................             300            26,403
    Panhandle Oil & Gas, Inc. Class A...........................................             500            14,370
   *Parker Drilling Co..........................................................           6,500            42,250
   #*Patriot Coal Corp..........................................................           5,200            39,520
    Patterson-UTI Energy, Inc...................................................           8,055           151,998
    Peabody Energy Corp.........................................................           2,800            95,452
    Penn Virginia Corp..........................................................           2,600            12,038
   *Petroleum Development Corp..................................................           1,300            40,469
   #*PetroQuest Energy, Inc.....................................................           3,800            24,396
   *PHI, Inc. Non-Voting........................................................             600            15,816
   *Pioneer Drilling Co.........................................................           3,200            28,544
    Pioneer Natural Resources Co................................................           3,405           338,116
   *Plains Exploration & Production Co..........................................           5,153           194,371
   *PostRock Energy Corp........................................................             100               342
    QEP Resources, Inc..........................................................           5,900           168,976
   #*Quicksilver Resources, Inc.................................................           9,302            46,603
    Range Resources Corp........................................................           4,984           286,680
   *Rex Energy Corp.............................................................           3,600            34,056
   *Rosetta Resources, Inc......................................................           1,800            86,382
   *Rowan Cos., Inc.............................................................           6,056           205,965
   #RPC, Inc....................................................................           3,100            47,275
   #*SandRidge Energy, Inc......................................................          13,167           102,439
   *SEACOR Holdings, Inc........................................................           1,500           137,295
   *SemGroup Corp. Class A......................................................           2,300            60,881
   #Ship Finance International, Ltd.............................................           4,657            52,298
    SM Energy Co................................................................           3,224           233,998
    Southern Union Co...........................................................           3,300           143,121
   *Southwestern Energy Co......................................................           2,978            92,735
    Spectra Energy Corp.........................................................           3,600           113,364
   *Stone Energy Corp...........................................................           3,000            84,150
    Sunoco, Inc.................................................................           4,265           163,605
   #*Superior Energy Services, Inc..............................................           4,600           131,146
   *Swift Energy Co.............................................................           2,400            79,560
    Teekay Corp.................................................................           4,400           120,648
   *Tesco Corp..................................................................           2,024            28,093
   *Tesoro Corp.................................................................           8,160           204,245
   *Tetra Technologies, Inc.....................................................           4,200            39,228
   *TGC Industries, Inc.........................................................             878             7,164
    Tidewater, Inc..............................................................           3,100           166,935
   #*Toreador Resources Corp....................................................             248             1,151
   #*Triangle Petroleum Corp....................................................           1,242             8,495
   *Ultra Petroleum Corp........................................................             900            21,627
   *Union Drilling, Inc.........................................................           1,200             7,716

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   *Unit Corp...................................................................           2,809   $       127,107
   #*Uranium Energy Corp........................................................           1,400             5,040
   #*USEC, Inc..................................................................           4,600             8,786
   *VAALCO Energy, Inc..........................................................           4,700            29,234
    Valero Energy Corp..........................................................          11,237           269,576
   *Venoco, Inc.................................................................             768             8,148
   #W&T Offshore, Inc...........................................................           3,600            77,796
   *Warren Resources, Inc.......................................................           3,900            13,884
   *Weatherford International, Ltd..............................................          27,432           459,212
   #*Western Refining, Inc......................................................           5,900            97,527
   *Westmoreland Coal Co........................................................             100             1,210
   *Whiting Petroleum Corp......................................................           3,400           170,306
   *Willbros Group, Inc.........................................................             800             3,408
    Williams Cos., Inc. (The)...................................................           3,000            86,460
   #World Fuel Services Corp....................................................           3,700           167,906
   *WPX Energy, Inc.............................................................           1,000            16,480
   *Zion Oil & Gas, Inc.........................................................           1,500             3,495
                                                                                                   ---------------
Total Energy....................................................................                        26,641,717
                                                                                                   ---------------
Financials -- (18.2%)
    1st Source Corp.............................................................           1,500            37,560
   *1st United Bancorp, Inc.....................................................           1,493             8,600
    ACE, Ltd....................................................................           6,200           431,520
    Advance America Cash Advance Centers, Inc...................................           5,100            40,137
   *Affiliated Managers Group, Inc..............................................           1,600           160,816
   *Affirmative Insurance Holdings, Inc.........................................             500               570
    Aflac, Inc..................................................................           7,673           370,069
   *Allegheny Corp..............................................................             469           135,705
   #Alliance Financial Corp.....................................................              33             1,028
    Allied World Assurance Co. Holdings AG......................................           2,033           125,090
    Allstate Corp. (The)........................................................           9,454           272,748
    Alterra Capital Holdings, Ltd...............................................           6,423           155,244
   *Altisource Portfolio Solutions SA...........................................             556            29,740
   *American Capital, Ltd.......................................................          20,375           167,482
    American Equity Investment Life Holding Co..................................           4,455            51,366
    American Express Co.........................................................           5,000           250,700
    American Financial Group, Inc...............................................           5,800           212,686
   *American International Group, Inc...........................................           2,300            57,753
    American National Insurance Co..............................................             930            67,750
   *American Safety Insurance Holdings, Ltd.....................................             800            17,400
    Ameriprise Financial, Inc...................................................           5,081           272,088
   #*Ameris Bancorp.............................................................           1,313            14,075
   *AMERISAFE, Inc..............................................................           1,210            29,742
   #AmTrust Financial Services, Inc.............................................           3,500            90,755
    Aon Corp....................................................................           3,064           148,390
   *Arch Capital Group, Ltd.....................................................           5,097           183,747
    Argo Group International Holdings, Ltd......................................           1,700            48,977
   #Arrow Financial Corp........................................................             656            17,220
   #Artio Global Investors, Inc.................................................           1,400             6,286
    Aspen Insurance Holdings, Ltd...............................................           4,443           118,006
   *Asset Acceptance Capital Corp...............................................           1,500             6,960
    Associated Banc-Corp........................................................          10,091           125,734
    Assurant, Inc...............................................................           5,643           223,463
    Assured Guaranty, Ltd.......................................................           9,313           144,445
    Asta Funding, Inc...........................................................             700             5,236
   #Astoria Financial Corp......................................................           5,900            49,147
   *Avatar Holdings, Inc........................................................             600             5,862
    Axis Capital Holdings, Ltd..................................................           6,704           206,349
    Baldwin & Lyons, Inc. Class B...............................................             900            19,746
    BancFirst Corp..............................................................             800            32,128
   *Bancorp, Inc................................................................           2,300            18,446

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   #BancorpSouth, Inc...........................................................           2,849   $        31,994
   *BancTrust Financial Group, Inc..............................................             400               512
    Bank Mutual Corp............................................................           2,400             9,624
    Bank of America Corp........................................................         171,199         1,220,649
    Bank of Commerce Holdings...................................................             200               788
    Bank of Hawaii Corp.........................................................           2,100            96,012
    Bank of New York Mellon Corp. (The).........................................          22,400           450,912
    Bank of the Ozarks, Inc.....................................................           2,100            58,779
    BankFinancial Corp..........................................................           1,124             6,227
    Banner Corp.................................................................             957            18,795
    Bar Harbor Bankshares.......................................................              27               815
    BB&T Corp...................................................................          12,809           348,277
   *BBCN Bancorp, Inc...........................................................           4,117            41,664
   *Beneficial Mutual Bancorp, Inc..............................................           4,900            43,365
   *Berkshire Hathaway, Inc.....................................................           8,300           650,471
    Berkshire Hills Bancorp, Inc................................................           1,077            24,362
   #BGC Partners, Inc. Class A..................................................           3,200            20,032
   #BlackRock, Inc..............................................................           1,900           345,800
   *BofI Holding, Inc...........................................................             600            10,026
   #BOK Financial Corp..........................................................           1,550            86,335
    Boston Private Financial Holdings, Inc......................................           4,500            37,080
    Brookline Bancorp, Inc......................................................           4,899            45,414
    Brown & Brown, Inc..........................................................           7,840           178,595
    Bryn Mawr Bank Corp.........................................................             800            16,088
    Calamos Asset Management, Inc. Class A......................................           1,661            20,746
    Camden National Corp........................................................             281             9,666
   #*Cape Bancorp, Inc..........................................................             300             2,541
   #Capital City Bank Group, Inc................................................             900             7,875
    Capital One Financial Corp..................................................           8,400           384,300
    Capital Southwest Corp......................................................             100             8,874
   *CapitalSource, Inc..........................................................          17,788           122,915
    Capitol Federal Financial, Inc..............................................           9,158           105,775
    Cardinal Financial Corp.....................................................           2,000            22,420
   #Cash America International, Inc.............................................           1,600            70,176
    Cathay General Bancorp......................................................           4,600            72,404
    CBOE Holdings, Inc..........................................................           1,303            33,344
   *CBRE Group, Inc. Class A....................................................           3,100            59,830
   #Center Bancorp, Inc.........................................................             580             5,539
    Centerstate Banks, Inc......................................................           1,500            10,575
   #*Central Pacific Financial Corp.............................................           2,134            29,086
   #Charles Schwab Corp. (The)..................................................           7,501            87,387
    Chemical Financial Corp.....................................................           1,400            31,682
   #Chubb Corp. (The)...........................................................           5,426           365,767
   #Cincinnati Financial Corp...................................................           6,500           212,420
   *CIT Group, Inc..............................................................           7,259           276,858
    Citigroup, Inc..............................................................           9,675           297,216
    Citizens Holding Co.........................................................             160             2,960
   *Citizens, Inc...............................................................           2,300            23,713
   #City Holding Co.............................................................           1,200            42,648
   #City National Corp..........................................................           3,200           146,816
    Clifton Savings Bancorp, Inc................................................           1,500            15,360
    CME Group, Inc..............................................................           1,315           314,956
    CNA Financial Corp..........................................................           2,182            60,070
    CNB Financial Corp..........................................................             590             9,741
   *CNO Financial Group, Inc....................................................          13,600            91,392
   #CoBiz Financial, Inc........................................................           2,065            12,349
   #Cohen & Steers, Inc.........................................................           1,241            41,909
    Columbia Banking System, Inc................................................           2,300            48,300
    Comerica, Inc...............................................................           6,641           183,756
   #Commerce Bancshares, Inc....................................................           4,938           191,693
    Community Bank System, Inc..................................................           2,100            57,456

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    Community Trust Bancorp, Inc................................................           1,298   $        39,991
   #*CompuCredit Holdings Corp..................................................           1,393             5,635
    Consolidated-Tokoma Land Co.................................................             300             8,580
   *Cowen Group, Inc. Class A...................................................           4,766            12,868
    Crawford & Co. Class A......................................................             900             3,510
    Crawford & Co. Class B......................................................           1,100             6,248
   *Credit Acceptance Corp......................................................             795            67,114
   #Cullen Frost Bankers, Inc...................................................           3,481           193,787
   #CVB Financial Corp..........................................................           5,800            61,074
    Delphi Financial Group, Inc. Class A........................................           2,500           111,275
   *DFC Global Corp.............................................................           2,349            46,275
    Dime Community Bancshares, Inc..............................................           1,915            26,389
    Discover Financial Services.................................................          11,400           309,852
    Donegal Group, Inc. Class A.................................................             900            13,734
   *Doral Financial Corp........................................................           3,200             4,160
    Duff & Phelps Corp. Class A.................................................           1,500            22,995
   *E*Trade Financial Corp......................................................          10,419            85,332
    East West Bancorp, Inc......................................................           8,217           180,445
    Eastern Insurance Holdings, Inc.............................................             255             3,613
   #Eaton Vance Corp............................................................           2,058            52,870
    Edelman Financial Group, Inc................................................             900             6,426
   #*eHealth, Inc...............................................................           1,400            22,652
   #EMC Insurance Group, Inc....................................................             600            13,542
    Employers Holdings, Inc.....................................................           2,700            48,492
   *Encore Bancshares, Inc......................................................             421             5,646
   *Encore Capital Group, Inc...................................................           1,600            37,600
    Endurance Specialty Holdings, Ltd...........................................           2,750           102,850
   *Enstar Group, Ltd...........................................................             900            89,577
    Enterprise Financial Services Corp..........................................             800             9,912
    Epoch Holding Corp..........................................................             600            14,286
    Erie Indemnity Co...........................................................           1,600           122,672
    ESSA Bancorp, Inc...........................................................             800             8,056
    Evercore Partners, Inc. Class A.............................................           1,400            39,466
    Everest Re Group, Ltd.......................................................           1,909           163,029
   *EZCORP, Inc.................................................................           2,607            69,920
   #F.N.B. Corp.................................................................           8,005            93,819
    FBL Financial Group, Inc. Class A...........................................           2,000            69,480
    Federal Agricultural Mortgage Corp. Class C.................................             600            11,640
   #Federated Investors, Inc. Class B...........................................           2,100            35,868
    Fidelity National Financial, Inc. Class A...................................          12,137           220,772
   #Fidelity Southern Corp......................................................             622             4,156
    Fifth Third Bancorp.........................................................          27,552           358,452
    Financial Institutions, Inc.................................................             700            11,963
   *First Acceptance Corp.......................................................             900             1,035
    First American Financial Corp...............................................           5,715            84,696
    First Bancorp...............................................................           1,100            12,804
   #First Bancorp, Inc..........................................................             181             2,894
   #First Busey Corp............................................................           4,487            22,480
   *First California Financial Group, Inc.......................................           1,600             7,040
   *First Cash Financial Services, Inc..........................................           1,400            56,350
    First Citizens BancShares, Inc. Class A.....................................             337            59,454
    First Commonwealth Financial Corp...........................................           5,820            32,243
    First Community Bancshares, Inc.............................................           1,000            12,760
   #First Defiance Financial Corp...............................................             400             6,192
    First Financial Bancorp.....................................................           3,200            55,616
   #First Financial Bankshares, Inc.............................................           1,950            66,456
    First Financial Corp........................................................             776            27,176
    First Financial Holdings, Inc...............................................           1,000             9,710
   *First Financial Northwest, Inc..............................................           1,000             6,510
    First Horizon National Corp.................................................          12,501           109,134
    First Interstate Bancsystem, Inc............................................             800            11,008

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *First Marblehead Corp. (The)................................................             300   $           378
    First Merchants Corp........................................................           1,530            15,070
    First Midwest Bancorp, Inc..................................................           4,200            45,696
    First Niagara Financial Group, Inc..........................................          18,375           175,849
    First Pactrust Bancorp, Inc.................................................             500             6,060
   *First Place Financial Corp..................................................             300               174
   *First South Bancorp, Inc....................................................             100               352
   *FirstCity Financial Corp....................................................             100               809
    FirstMerit Corp.............................................................           7,136           111,964
    Flagstone Reinsurance Holdings SA...........................................           3,806            33,226
    Flushing Financial Corp.....................................................           2,095            27,465
   *Forest City Enterprises, Inc. Class A.......................................           6,341            83,257
   *Forestar Group, Inc.........................................................           2,005            31,920
    Fox Chase Bancorp, Inc......................................................             750             9,480
    Franklin Resources, Inc.....................................................           1,000           106,100
    Fulton Financial Corp.......................................................          12,296           114,230
    Gallagher (Arthur J.) & Co..................................................           3,375           112,522
    GAMCO Investors, Inc........................................................             300            13,950
   *Genworth Financial, Inc. Class A............................................          11,459            88,349
   #German American Bancorp, Inc................................................             820            16,498
   *GFI Group, Inc..............................................................           8,387            38,832
    Glacier Bancorp, Inc........................................................           4,200            58,674
   *Global Indemnity P.L.C......................................................             935            18,784
    Goldman Sachs Group, Inc. (The).............................................           6,246           696,242
   #Great Southern Bancorp, Inc.................................................             739            17,958
   #*Green Dot Corp. Class A....................................................             763            21,654
   *Greene Bancshares, Inc......................................................             702               892
   #Greenhill & Co., Inc........................................................             500            23,280
   *Greenlight Capital Re, Ltd. Class A.........................................           2,400            61,608
   *Grubb & Ellis Co............................................................             500                38
   *Guaranty Bancorp............................................................           1,300             1,937
   *Hallmark Financial Services, Inc............................................           1,100             7,612
    Hancock Holding Co..........................................................           4,626           153,583
   *Hanmi Financial Corp........................................................             838             6,901
    Hanover Insurance Group, Inc. (The).........................................           2,400            87,264
    Harleysville Group, Inc.....................................................           1,500            84,780
   *Harris & Harris Group, Inc..................................................           1,900             8,398
    Hartford Financial Services Group, Inc......................................          17,488           306,390
    HCC Insurance Holdings, Inc.................................................           6,042           167,726
    Heartland Financial USA, Inc................................................           1,084            17,886
   #*Heritage Commerce Corp.....................................................           1,000             4,960
    Heritage Financial Corp.....................................................             707             9,919
    Heritage Financial Group, Inc...............................................             299             3,436
   *HFF, Inc....................................................................           1,500            21,165
   *Hilltop Holdings, Inc.......................................................           3,500            30,205
   *Home Bancorp, Inc...........................................................             500             7,980
    Home Bancshares, Inc........................................................           1,440            37,526
    Home Federal Bancorp, Inc...................................................             754             7,774
    HopFed Bancorp, Inc.........................................................               6                47
    Horace Mann Educators Corp..................................................           2,600            40,664
    Horizon Bancorp.............................................................             300             5,400
   #Hudson City Bancorp, Inc....................................................           9,300            62,589
    Hudson Valley Holding Corp..................................................             983            21,577
    Huntington Bancshares, Inc..................................................          30,452           173,881
    IBERIABANK Corp.............................................................           1,800            94,104
   *ICG Group, Inc..............................................................           2,000            17,940
    Independence Holding Co.....................................................             300             2,853
   #Independent Bank Corp. (453836108)..........................................           1,400            38,836
   *Independent Bank Corp. (453838609)..........................................              40                68
    Interactive Brokers Group, Inc. Class A.....................................           2,275            34,398
   *IntercontinentalExchange, Inc...............................................             723            82,769

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    International Bancshares Corp...............................................           3,606   $        69,307
   *Intervest Bancshares Corp. Class A..........................................             850             2,465
   *INTL FCStone, Inc...........................................................           1,210            31,073
    Invesco, Ltd................................................................          16,340           368,794
   *Investment Technology Group, Inc............................................           2,400            27,216
   *Investors Bancorp, Inc......................................................           6,224            91,866
   #Janus Capital Group, Inc....................................................           5,400            42,498
    Jefferies Group, Inc........................................................           5,300            80,613
    JMP Group, Inc..............................................................           1,110             8,192
    Jones Lang LaSalle, Inc.....................................................           2,138           168,389
    JPMorgan Chase & Co.........................................................          70,982         2,647,629
    Kaiser Federal Financial Group, Inc.........................................             354             4,683
   #KBW, Inc....................................................................           1,951            33,811
    Kearny Financial Corp.......................................................           2,195            20,260
    Kemper Corp.................................................................           4,000           119,080
    Kennedy-Wilson Holdings, Inc................................................           2,455            32,971
    KeyCorp.....................................................................          34,634           269,106
   *Knight Capital Group, Inc. Class A..........................................           5,409            70,263
    Lakeland Bancorp, Inc.......................................................           1,355            13,509
    Lakeland Financial Corp.....................................................             761            19,284
    Legg Mason, Inc.............................................................           5,447           138,735
    Leucadia National Corp......................................................          10,651           295,672
    Life Partners Holdings, Inc.................................................           1,000             4,630
    Lincoln National Corp.......................................................          11,430           246,202
    Loews Corp..................................................................           6,800           253,708
   *Louisiana Bancorp, Inc......................................................             100             1,585
   #*LPL Investment Holdings, Inc...............................................           2,053            67,441
    M&T Bank Corp...............................................................           4,547           362,578
   *Macatawa Bank Corp..........................................................           1,400             3,682
    Maiden Holdings, Ltd........................................................           3,600            33,552
    MainSource Financial Group, Inc.............................................           1,120            10,517
   *Markel Corp.................................................................             450           181,382
    MarketAxess Holdings, Inc...................................................           2,000            62,100
    Marlin Business Services Corp...............................................             600             8,586
    Marsh & McLennan Cos., Inc..................................................           5,570           175,956
   *Maui Land & Pineapple Co., Inc..............................................             200               814
    MB Financial, Inc...........................................................           3,268            59,314
   #*MBIA, Inc..................................................................          11,600           142,912
    MCG Capital Corp............................................................           4,100            19,188
    Meadowbrook Insurance Group, Inc............................................           2,627            26,191
    Medallion Financial Corp....................................................           1,380            15,304
   #*Mercantile Bank Corp.......................................................             225             2,567
    Merchants Bancshares, Inc...................................................             201             5,718
    Mercury General Corp........................................................           2,931           128,085
   *Meridian Interstate Bancorp, Inc............................................           1,145            14,793
    MetLife, Inc................................................................          11,000           388,630
   *Metro Bancorp, Inc..........................................................             700             7,658
   *MGIC Investment Corp........................................................           7,800            29,562
    MidSouth Bancorp, Inc.......................................................             600             7,830
    Montpelier Re Holdings, Ltd.................................................           4,632            80,458
    Moody's Corp................................................................           1,900            70,737
    Morgan Stanley..............................................................          12,900           240,585
   *MSCI, Inc...................................................................           1,200            39,096
   *NASDAQ OMX Group, Inc. (The)................................................           6,388           158,295
   *National Financial Partners Corp............................................           2,700            41,580
    National Interstate Corp....................................................             910            23,760
    National Penn Bancshares, Inc...............................................           8,700            75,603
   *Navigators Group, Inc. (The)................................................           1,100            52,558
   #NBT Bancorp, Inc............................................................           1,894            42,615
    Nelnet, Inc. Class A........................................................           2,100            51,765
    New Hampshire Thrift Bancshares, Inc........................................             300             3,660

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   #New York Community Bancorp, Inc.............................................          15,400   $       195,426
   *NewBridge Bancorp...........................................................             500             1,975
   *NewStar Financial, Inc......................................................           3,000            29,160
    Nicholas Financial, Inc.....................................................              82             1,059
    Northeast Community Bancorp, Inc............................................             436             2,991
    Northern Trust Corp.........................................................           6,537           269,390
   #Northfield Bancorp, Inc.....................................................           2,012            29,576
    Northrim Bancorp, Inc.......................................................             400             8,036
    Northwest Bancshares, Inc...................................................           6,684            82,347
    NYSE Euronext, Inc..........................................................           6,200           164,672
    OceanFirst Financial Corp...................................................           1,130            15,312
   *Ocwen Financial Corp........................................................           5,900            84,901
    Old National Bancorp........................................................           5,902            69,467
    Old Republic International Corp.............................................          13,932           137,648
   *OmniAmerican Bancorp, Inc...................................................             450             7,402
    OneBeacon Insurance Group, Ltd. Class A.....................................           1,250            19,850
    Oppenheimer Holdings, Inc. Class A..........................................             900            15,696
    Oriental Financial Group, Inc...............................................           2,500            28,600
    Oritani Financial Corp......................................................           3,400            44,098
   #*Pacific Capital Bancorp....................................................             700            19,530
    Pacific Continental Corp....................................................             900             7,974
    PacWest Bancorp.............................................................           2,100            44,667
   #Park National Corp..........................................................             752            52,061
   *Park Sterling Corp..........................................................           1,400             6,132
    PartnerRe, Ltd..............................................................           2,930           191,681
    Penns Woods Bancorp, Inc....................................................             229             9,066
   #*Penson Worldwide, Inc......................................................           1,100             1,595
    Peoples Bancorp, Inc........................................................             600             9,396
    People's United Financial, Inc..............................................          17,099           210,831
   #*PHH Corp...................................................................           3,400            39,406
   *Phoenix Cos., Inc. (The)....................................................           2,555             5,263
   *PICO Holdings, Inc..........................................................           1,450            32,002
   #*Pinnacle Financial Partners, Inc...........................................           2,237            37,671
   *Piper Jaffray Cos., Inc.....................................................           1,000            22,250
    Platinum Underwriters Holdings, Ltd.........................................           2,324            79,597
    PNC Financial Services Group, Inc...........................................          10,037           591,380
   *Popular, Inc................................................................           9,737            15,287
   #*Portfolio Recovery Associates, Inc.........................................           1,000            64,950
   *Preferred Bank..............................................................             475             4,042
    Presidential Life Corp......................................................           1,300            14,495
    Primerica, Inc..............................................................           3,833            93,908
    Principal Financial Group, Inc..............................................          13,231           361,339
    PrivateBancorp, Inc.........................................................           4,100            57,974
    ProAssurance Corp...........................................................           2,200           179,586
   *Progressive Corp............................................................           5,957           120,808
   #Prosperity Bancshares, Inc..................................................           3,035           125,983
    Protective Life Corp........................................................           4,000           100,040
    Provident Financial Holdings, Inc...........................................             600             5,646
    Provident Financial Services, Inc...........................................           3,626            50,184
    Provident New York Bancorp..................................................           1,860            15,364
    Prudential Financial, Inc...................................................          10,020           573,545
   #Pulaski Financial Corp......................................................             751             5,452
    QC Holdings, Inc............................................................             900             2,988
   #Radian Group, Inc...........................................................           4,100            11,275
    Raymond James Financial, Inc................................................           4,361           152,635
    Regions Financial Corp......................................................          36,800           192,096
    Reinsurance Group of America, Inc...........................................           3,773           205,591
    RenaissanceRe Holdings, Ltd.................................................           2,920           213,481
    Renasant Corp...............................................................           1,600            25,248
    Republic Bancorp, Inc. Class A..............................................           1,100            27,951
   *Republic First Bancorp, Inc.................................................             100               175

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    Resource America, Inc. Class A..............................................             852   $         4,746
   *Riverview Bancorp, Inc......................................................             100               206
   #RLI Corp....................................................................           1,400            99,848
    Rockville Financial, Inc....................................................           1,959            21,314
   *Rodman & Renshaw Capital Group, Inc.........................................             700               602
    Roma Financial Corp.........................................................           1,200            12,384
   #S&T Bancorp, Inc............................................................           1,600            34,736
    S.Y. Bancorp, Inc...........................................................             700            15,351
   *Safeguard Scientifics, Inc..................................................           1,440            22,896
    Safety Insurance Group, Inc.................................................             900            37,719
    Sandy Spring Bancorp, Inc...................................................           2,010            36,703
    SCBT Financial Corp.........................................................             819            25,332
    SeaBright Holdings, Inc.....................................................           1,230             9,865
   *Seacoast Banking Corp. of Florida...........................................             300               495
    SEI Investments Co..........................................................           3,916            71,937
    Selective Insurance Group, Inc..............................................           2,908            52,286
    SI Financial Group, Inc.....................................................             243             2,522
    Sierra Bancorp..............................................................             800             7,304
   *Signature Bank..............................................................           2,003           116,474
    Simmons First National Corp. Class A........................................           1,400            38,570
    SLM Corp....................................................................          14,024           209,659
    Southside Bancshares, Inc...................................................           1,366            29,232
   #*Southwest Bancorp, Inc.....................................................           1,010             8,434
   #*St. Joe Co. (The)..........................................................           3,663            58,498
    StanCorp Financial Group, Inc...............................................           3,000           115,980
    State Auto Financial Corp...................................................           2,000            25,040
    State Street Corp...........................................................           9,255           362,611
    StellarOne Corp.............................................................           1,314            16,136
    Sterling Bancorp............................................................           1,600            15,280
   #Stewart Information Services Corp...........................................           1,161            15,848
   *Stifel Financial Corp.......................................................           3,590           129,455
   #*Suffolk Bancorp............................................................             510             6,202
   *Sun Bancorp, Inc............................................................           4,092            11,949
    SunTrust Banks, Inc.........................................................           8,400           172,788
   #Susquehanna Bancshares, Inc.................................................           8,520            77,873
   *SVB Financial Group.........................................................           2,543           147,596
    SWS Group, Inc..............................................................             700             5,145
    Symetra Financial Corp......................................................           4,250            39,185
    Synovus Financial Corp......................................................          15,100            26,274
    T. Rowe Price Group, Inc....................................................             900            52,056
   *Taylor Capital Group, Inc...................................................           1,476            18,258
   #TCF Financial Corp..........................................................           8,702            87,368
    TD Ameritrade Holding Corp..................................................           6,954           112,029
   *Tejon Ranch Co..............................................................           1,183            33,716
    Territorial Bancorp, Inc....................................................             900            18,612
   #*Texas Capital Bancshares, Inc..............................................           2,026            64,265
   *TFS Financial Corp..........................................................           9,632            86,688
    Thomas Properties Group, Inc................................................           1,900             6,099
   #Tompkins Financial Corp.....................................................             920            37,205
    Torchmark Corp..............................................................           3,763           171,856
    Tower Group, Inc............................................................           2,300            49,657
   #TowneBank...................................................................           1,400            18,480
    Transatlantic Holdings, Inc.................................................           2,705           149,992
    Travelers Cos., Inc. (The)..................................................           8,000           466,400
   *Tree.com, Inc...............................................................             473             2,777
    TriCo Bancshares............................................................             589             8,800
    Trustco Bank Corp...........................................................           5,351            29,912
   #Trustmark Corp..............................................................           3,600            84,852
    U.S. Bancorp................................................................          34,689           978,924
   #UMB Financial Corp..........................................................           2,208            85,185
    Umpqua Holdings Corp........................................................           6,250            76,062

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    Union First Market Bankshares Corp..........................................           1,406   $        19,318
   #United Bankshares, Inc......................................................           2,569            71,701
   *United Community Banks, Inc.................................................           2,029            15,400
    United Financial Bancorp, Inc...............................................             916            14,784
    United Fire & Casualty Co...................................................           1,400            27,482
   #*United Security Bancshares.................................................             337               811
    Universal Insurance Holdings, Inc...........................................           2,899            11,625
    Univest Corp. of Pennsylvania...............................................           1,000            14,820
    Unum Group..................................................................          11,300           257,979
    Validus Holdings, Ltd.......................................................           5,459           175,070
   #Valley National Bancorp.....................................................          11,709           139,571
    ViewPoint Financial Group...................................................           2,696            36,639
   *Virginia Commerce Bancorp, Inc..............................................           1,940            17,188
   *Virtus Investment Partners, Inc.............................................             100             7,937
    Waddell & Reed Financial, Inc...............................................           1,000            27,450
    Washington Banking Co.......................................................             887            11,744
    Washington Federal, Inc.....................................................           6,060            95,506
    Washington Trust Bancorp, Inc...............................................             933            23,036
   *Waterstone Financial, Inc...................................................           1,300             3,185
    Webster Financial Corp......................................................           4,500            95,400
    Wells Fargo & Co............................................................          91,152         2,662,550
    WesBanco, Inc...............................................................           1,800            35,928
    West Bancorporation, Inc....................................................             800             7,776
   *West Coast Bancorp..........................................................           1,052            16,811
   #Westamerica Bancorporation..................................................           1,766            82,031
   *Western Alliance Bancorp....................................................           4,302            34,373
    Westfield Financial, Inc....................................................           1,700            13,583
    Westwood Holdings Group, Inc................................................             334            13,327
    White Mountains Insurance Group, Ltd........................................             601           271,195
    Willis Group Holdings P.L.C.................................................           4,212           163,720
   *Wilshire Bancorp, Inc.......................................................           5,800            20,300
   #Wintrust Financial Corp.....................................................           2,425            74,326
   #*World Acceptance Corp......................................................             900            57,348
    WR Berkley Corp.............................................................           5,450           186,771
    XL Group P.L.C..............................................................          11,618           235,497
   *Yadkin Valley Financial Corp................................................             200               414
   #Zions Bancorporation........................................................          10,043           169,124
                                                                                                   ---------------
Total Financials................................................................                        41,175,509
                                                                                                   ---------------
Health Care -- (3.2%)
   *Abaxis, Inc.................................................................             500            13,540
   *ABIOMED, Inc................................................................             300             5,553
   #*Accretive Health, Inc......................................................           1,000            26,830
   *Accuray, Inc................................................................           3,080            17,402
   *Albany Molecular Research, Inc..............................................           1,700             5,202
   *Align Technology, Inc.......................................................           1,710            40,288
   *Allscripts Healthcare Solutions, Inc........................................           8,620           164,814
   *Alphatec Holdings, Inc......................................................           1,300             2,288
   *American Dental Partners, Inc...............................................           1,000            18,970
    AmerisourceBergen Corp......................................................           1,720            67,028
   *AMN Healthcare Services, Inc................................................           1,600             8,144
    Analogic Corp...............................................................             700            39,711
   *AngioDynamics, Inc..........................................................           1,800            23,328
   *ArthroCare Corp.............................................................           1,500            46,365
   #*athenahealth, Inc..........................................................             617            35,897
    Atrion Corp.................................................................             100            24,439
    Bard (C.R.), Inc............................................................             900            83,268
   *BioClinica, Inc.............................................................             600             3,138
   #*Bio-Reference Labs, Inc....................................................           1,044            20,201
   *Boston Scientific Corp......................................................          64,230           382,811
   *Bovie Medical Corp..........................................................             200               606

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   *Bruker Corp.................................................................           1,900   $        26,980
   *Cambrex Corp................................................................           2,400            18,864
    Cantel Medical Corp.........................................................           1,200            37,884
    Cardinal Health, Inc........................................................           3,400           146,302
   *CardioNet, Inc..............................................................           1,300             4,095
   #*Cardiovascular Systems, Inc................................................             130             1,191
   *CareFusion Corp.............................................................          10,397           249,008
   #*Catalyst Health Solutions, Inc.............................................           1,506            82,469
   #*Cepheid, Inc...............................................................             868            38,244
   #*Cerner Corp................................................................           1,200            73,068
   *Charles River Laboratories International, Inc...............................           1,800            60,786
   #*Codexis, Inc...............................................................           2,200            12,254
   *CombiMatrix Corp............................................................             300               510
    Computer Programs & Systems, Inc............................................             197            11,278
   *CONMED Corp.................................................................           2,100            61,740
   *Corvel Corp.................................................................             300            14,604
   *Covance, Inc................................................................           2,717           119,032
   *Cross Country Healthcare, Inc...............................................           1,188             7,330
   *CryoLife, Inc...............................................................           1,550             8,277
   *Cutera, Inc.................................................................             600             4,674
   *Cyberonics, Inc.............................................................             700            22,750
   *Cynosure, Inc. Class A......................................................             500             6,965
   #*Cytori Therapeutics, Inc...................................................             346             1,187
   #DENTSPLY International, Inc.................................................           4,600           173,604
   *Digirad Corp................................................................             600             1,206
   *Edwards Lifesciences Corp...................................................           1,100            90,937
   *Endologix, Inc..............................................................           1,300            16,874
   *eResearch Technology, Inc...................................................           2,600            14,404
   *Exactech, Inc...............................................................             700            11,578
   *Express Scripts, Inc........................................................           1,922            98,330
   *GenMark Diagnostics, Inc....................................................             400             1,840
   *Genomic Health, Inc.........................................................             300             8,325
   *Gen-Probe, Inc..............................................................           1,400            93,702
   *Greatbatch, Inc.............................................................           1,500            35,130
   *Haemonetics Corp............................................................           1,500            97,440
   #*Hansen Medical, Inc........................................................             600             1,878
   *HealthSouth Corp............................................................           2,100            40,509
   *HealthStream, Inc...........................................................           1,333            24,767
   #*Henry Schein, Inc..........................................................           2,873           203,667
    Hill-Rom Holdings, Inc......................................................           1,424            47,006
   *HMS Holdings Corp...........................................................           1,507            49,746
   *ICU Medical, Inc............................................................             800            37,176
   #*IDEXX Laboratories, Inc....................................................             500            42,295
   *Integra LifeSciences Holdings Corp..........................................           1,600            47,232
   *Intuitive Surgical, Inc.....................................................             200            91,982
    Invacare Corp...............................................................           2,100            35,868
   *IRIS International, Inc.....................................................             700             6,853
   *Kensey Nash Corp............................................................             500            11,605
   *Laboratory Corp. of America Holdings........................................           1,100           100,529
    Landauer, Inc...............................................................             300            17,046
    LeMaitre Vascular, Inc......................................................             800             4,632
   *Luminex Corp................................................................           1,432            28,210
    McKesson Corp...............................................................           1,600           130,752
   *MedAssets, Inc..............................................................           1,450            15,312
   *Medco Health Solutions, Inc.................................................           2,300           142,646
   *Medical Action Industries, Inc..............................................             700             3,710
   *Medidata Solutions, Inc.....................................................             324             6,772
   *Medtox Scientific, Inc......................................................             600            10,200
    Medtronic, Inc..............................................................          10,500           404,985
   #Meridian Bioscience, Inc....................................................             361             6,296
   *Merit Medical Systems, Inc..................................................           2,300            32,453

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   *Mettler Toledo International, Inc...........................................             300   $        52,650
   *MWI Veterinary Supply, Inc..................................................             316            24,809
    National Research Corp......................................................             292            11,496
   *Natus Medical, Inc..........................................................           1,686            19,069
   *NuVasive, Inc...............................................................           2,000            31,000
   *NxStage Medical, Inc........................................................             137             2,458
    Omnicare, Inc...............................................................           7,800           256,074
   *Omnicell, Inc...............................................................           1,800            27,864
   *OraSure Technologies, Inc...................................................           2,000            22,260
   *Orthofix International N.V..................................................           1,000            40,150
    Owens & Minor, Inc..........................................................           2,850            86,668
   *Palomar Medical Technologies, Inc...........................................           1,000             9,050
   *PAREXEL International Corp..................................................           3,038            73,216
    Patterson Cos., Inc.........................................................           5,360           172,646
   *PDI, Inc....................................................................             700             4,487
   *Providence Service Corp.....................................................             600             9,054
   #*PSS World Medical, Inc.....................................................           2,300            55,821
   #Quality Systems, Inc........................................................           1,000            40,560
    Quest Diagnostics, Inc......................................................           3,191           185,333
   #*Quidel Corp................................................................           1,400            20,020
   #*ResMed, Inc................................................................           6,650           193,050
   *Rochester Medical Corp......................................................             500             3,725
   *RTI Biologics, Inc..........................................................           3,864            13,331
   *Sirona Dental Systems, Inc..................................................           2,826           136,637
   *Solta Medical, Inc..........................................................           2,800             8,400
   *SonoSite, Inc...............................................................             788            42,481
   *Spectranetics Corp..........................................................           1,700            14,161
    St. Jude Medical, Inc.......................................................           2,173            90,636
   #*Staar Surgical Co..........................................................             600             6,534
   *Stereotaxis, Inc............................................................             600               422
    STERIS Corp.................................................................           3,100            93,248
   #Stryker Corp................................................................           2,250           124,718
   *Symmetry Medical, Inc.......................................................           2,700            20,277
   *Synovis Life Technologies, Inc..............................................             800            22,376
   *Team Health Holdings, Inc...................................................           2,400            49,440
    Teleflex, Inc...............................................................           2,500           152,975
   *Thoratec Corp...............................................................           2,103            61,828
   *TranS1, Inc.................................................................             850             2,482
   *Universal American Corp.....................................................           4,900            53,851
    Utah Medical Products, Inc..................................................             100             2,891
   #*Varian Medical Systems, Inc................................................           1,000            65,870
   *Vascular Solutions, Inc.....................................................           1,012            11,264
   *Waters Corp.................................................................             800            69,256
    West Pharmaceutical Services, Inc...........................................           2,190            88,651
   #*Wright Medical Group, Inc..................................................           2,300            38,985
    Young Innovations, Inc......................................................             600            18,324
   *Zimmer Holdings, Inc........................................................           5,500           334,125
   *Zoll Medical Corp...........................................................           1,154            79,141
                                                                                                   ---------------
Total Health Care...............................................................                         7,170,576
                                                                                                   ---------------
Industrials -- (11.7%)
   #*3D Systems Corp............................................................           1,865            35,659
    3M Co.......................................................................           3,105           269,235
    A.O. Smith Corp.............................................................           1,950            82,836
   #AAON, Inc...................................................................           1,640            33,210
    AAR Corp....................................................................           2,847            60,328
    ABM Industries, Inc.........................................................           2,900            62,930
   *Acacia Research - Acacia Technologies.......................................           1,047            43,095
   *ACCO Brands Corp............................................................           1,500            15,930
    Aceto Corp..................................................................           1,540            11,304
    Actuant Corp. Class A.......................................................           3,700            93,795

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
    Acuity Brands, Inc..........................................................           1,300   $        75,699
   *Advisory Board Co. (The)....................................................             400            30,512
   *AECOM Technology Corp.......................................................           6,453           147,709
   *Aegion Corp.................................................................           2,200            37,554
   *AGCO Corp...................................................................           3,020           153,809
   *Air Transport Services Group, Inc...........................................           3,200            19,232
    Aircastle, Ltd..............................................................           3,400            47,940
    Alamo Group, Inc............................................................             900            26,190
   *Alaska Air Group, Inc.......................................................           2,150           163,679
    Albany International Corp. Class A..........................................           1,800            43,236
    Alexander & Baldwin, Inc....................................................           2,800           132,440
   #*Allegiant Travel Co........................................................             850            46,724
    Allied Motion Technologies, Inc.............................................             400             2,384
   *Altra Holdings, Inc.........................................................           1,675            32,143
    Amerco, Inc.................................................................           1,227           118,675
   #*Ameresco, Inc. Class A.....................................................           1,200            15,732
   *American Railcar Industries, Inc............................................           1,400            36,540
   *American Reprographics Co...................................................           2,700            16,227
    American Science & Engineering, Inc.........................................             500            35,750
    American Woodmark Corp......................................................             800            11,376
    AMETEK, Inc.................................................................           1,750            82,250
    Ampco-Pittsburgh Corp.......................................................             500            10,725
    Apogee Enterprises, Inc.....................................................           1,935            26,606
    Applied Industrial Technologies, Inc........................................           2,302            88,811
    Argan, Inc..................................................................             700            10,150
    Arkansas Best Corp..........................................................           1,300            23,556
   *Armstrong World Industries, Inc.............................................           2,179           101,759
   *Astec Industries, Inc.......................................................           1,400            47,348
   *Astronics Corp..............................................................             700            23,317
   *Atlas Air Worldwide Holdings, Inc...........................................           1,744            83,075
    Avery Dennison Corp.........................................................           2,665            72,355
   *Avis Budget Group, Inc......................................................           6,800            97,580
    AZZ, Inc....................................................................             800            39,272
   *Babcock & Wilcox Co. (The)..................................................           2,467            61,305
   #Badger Meter, Inc...........................................................             800            25,712
   #*Baltic Trading, Ltd........................................................             800             3,384
    Barnes Group, Inc...........................................................           3,000            75,870
    Barrett Business Services, Inc..............................................             500             9,625
   *BE Aerospace, Inc...........................................................           4,444           187,537
   *Beacon Roofing Supply, Inc..................................................           2,500            57,150
    Belden, Inc.................................................................           2,600           101,946
   *Blount International, Inc...................................................           1,400            22,988
   *BlueLinx Holdings, Inc......................................................           2,788             4,991
    Brady Corp. Class A.........................................................           2,800            90,636
   *Breeze-Eastern Corp.........................................................             497             4,267
    Briggs & Stratton Corp......................................................           3,200            49,952
    Brink's Co. (The)...........................................................           2,300            64,837
   *Builders FirstSource, Inc...................................................           2,395             6,059
    C.H. Robinson Worldwide, Inc................................................             700            48,188
   *CAI International, Inc......................................................           1,033            17,995
    Carlisle Cos., Inc..........................................................           3,400           162,282
    Cascade Corp................................................................             600            34,092
   *Casella Waste Systems, Inc. Class A.........................................           1,600            10,992
   #*CBIZ, Inc..................................................................           2,800            17,556
    CDI Corp....................................................................           1,200            17,964
    CECO Environmental Corp.....................................................             600             3,852
    Celadon Group, Inc..........................................................           1,200            17,940
   #*Cenveo, Inc................................................................           1,400             4,690
   *Ceradyne, Inc...............................................................           1,000            33,090
   *Chart Industries, Inc.......................................................           1,500            83,640
    Chase Corp..................................................................             400             5,320

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
    Cintas Corp.................................................................           3,517   $       130,305
    CIRCOR International, Inc...................................................           1,000            37,910
    CLAROC, Inc.................................................................           2,837           145,850
   *Clean Harbors, Inc..........................................................           1,400            88,830
   *CNH Global N.V..............................................................             271            11,312
   *Colfax Corp.................................................................           2,229            67,672
   *Columbus McKinnon Corp......................................................           1,300            20,735
    Comfort Systems USA, Inc....................................................           1,800            21,528
   *Commercial Vehicle Group, Inc...............................................           1,100            13,761
   *Consolidated Graphics, Inc..................................................             800            40,632
    Con-way, Inc................................................................           2,972            94,331
    Cooper Industries P.L.C.....................................................           2,744           162,225
   *Copart, Inc.................................................................           1,150            54,096
    Corporate Executive Board Co................................................             900            35,397
   *Corrections Corp. of America................................................           6,350           149,415
   *CoStar Group, Inc...........................................................           1,366            77,411
    Courier Corp................................................................             600             7,422
    Covanta Holding Corp........................................................           7,802           111,491
   *Covenant Transportation Group, Inc. Class A.................................             500             1,650
   *CPI Aerostructures, Inc.....................................................             400             5,616
   *CRA International, Inc......................................................             600            12,966
    Crane Co....................................................................           2,555           122,640
    CSX Corp....................................................................          20,900           471,295
    Cummins, Inc................................................................           1,000           104,000
    Curtiss-Wright Corp.........................................................           2,519            94,110
    Danaher Corp................................................................           5,775           303,245
    Deere & Co..................................................................           1,700           146,455
   *Delta Air Lines, Inc........................................................          11,100           117,105
   #Deluxe Corp.................................................................           2,200            56,254
   *Dollar Thrifty Automotive Group, Inc........................................             716            52,733
    Donaldson Co., Inc..........................................................             600            43,380
    Douglas Dynamics, Inc.......................................................           1,212            16,495
    Dover Corp..................................................................           4,648           294,730
   #Dun & Bradstreet Corp. (The)................................................           1,260           104,341
   *DXP Enterprises, Inc........................................................           1,000            33,730
   *Dycom Industries, Inc.......................................................           2,025            43,274
    Dynamic Materials Corp......................................................           1,100            24,310
   *Eagle Bulk Shipping, Inc....................................................           3,100             4,402
    Eastern Co. (The)...........................................................             312             6,287
    Eaton Corp..................................................................           3,517           172,438
    EMCOR Group, Inc............................................................           3,700           106,671
    Emerson Electric Co.........................................................           4,150           213,227
   #Encore Wire Corp............................................................           1,500            40,950
   *Ener1, Inc..................................................................           2,400                38
   #*Energy Conversion Devices, Inc.............................................             600               606
   *Energy Recovery, Inc........................................................           3,500             8,645
   *EnergySolutions, Inc........................................................             300             1,068
   *EnerSys.....................................................................           2,736            79,289
    Ennis, Inc..................................................................           1,300            21,502
   *EnPro Industries, Inc.......................................................           1,150            40,606
    Equifax, Inc................................................................           3,520           137,174
    ESCO Technologies, Inc......................................................           1,425            42,850
    Expeditors International of Washington, Inc.................................           1,230            54,920
   *Exponent, Inc...............................................................             800            39,080
   #Fastenal Co.................................................................           1,400            65,352
   *Federal Signal Corp.........................................................           3,400            14,382
    FedEx Corp..................................................................           5,422           496,059
   *Flanders Corp...............................................................           1,100             3,388
   *Flow International Corp.....................................................           2,272             8,565
    Fluor Corp..................................................................           1,625            91,390
    Forward Air Corp............................................................           1,300            45,500

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   *Franklin Covey Co...........................................................             800   $         7,040
    Franklin Electric Co., Inc..................................................           1,400            70,084
   *Freightcar America, Inc.....................................................             500            10,855
   *Frozen Food Express Industries..............................................             900             1,215
   #*FTI Consulting, Inc........................................................           2,600           111,332
   *Fuel Tech, Inc..............................................................           1,500             9,045
   *FuelCell Energy, Inc........................................................             500               490
   *Furmanite Corp..............................................................           1,523            11,742
    G & K Services, Inc. Class A................................................           1,257            41,305
    Gardner Denver Machinery, Inc...............................................             400            29,840
    GATX Corp...................................................................           3,000           128,820
   #*Genco Shipping & Trading, Ltd..............................................           2,900            20,300
   *Generac Holdings, Inc.......................................................           2,893            84,071
   #*General Cable Corp.........................................................           1,800            55,548
   *Genesee & Wyoming, Inc......................................................           2,400           149,040
   *GEO Group, Inc. (The).......................................................           4,240            74,539
   *Gibraltar Industries, Inc...................................................           2,100            32,907
   *Global Power Equipment Group, Inc...........................................             800            20,520
    Gorman-Rupp Co. (The).......................................................           1,062            33,326
   *GP Strategies Corp..........................................................           1,300            19,110
    Graco, Inc..................................................................           1,100            50,578
   *Graftech International, Ltd.................................................           6,803           111,705
    Graham Corp.................................................................             700            15,274
    Granite Construction, Inc...................................................           2,400            63,912
    Great Lakes Dredge & Dock Corp..............................................           3,400            21,760
   *Greenbrier Cos., Inc........................................................           1,400            31,150
    Griffon Corp................................................................           3,300            32,901
   *H&E Equipment Services, Inc.................................................           1,900            32,281
    Hardinge, Inc...............................................................             700             7,441
    Harsco Corp.................................................................           4,200            93,366
   *Hawaiian Holdings, Inc......................................................           2,333            16,238
   #Healthcare Services Group, Inc..............................................           1,209            22,596
   #Heartland Express, Inc......................................................           3,900            57,798
   #HEICO Corp..................................................................             968            53,821
    HEICO Corp. Class A.........................................................             908            35,003
    Heidrick & Struggles International, Inc.....................................           1,100            24,178
   *Heritage-Crystal Clean, Inc.................................................              57             1,173
    Herman Miller, Inc..........................................................           1,600            33,792
   *Hertz Global Holdings, Inc..................................................          13,000           176,800
   *Hexcel Corp.................................................................           4,200           105,294
   *Hill International, Inc.....................................................           2,600            15,470
    HNI Corp....................................................................           2,300            62,399
   #*Hoku Corp..................................................................           1,300               884
    Honeywell International, Inc................................................           2,844           165,066
   *Horizon Lines, Inc. Class A.................................................              32                82
    Houston Wire & Cable Co.....................................................           1,100            15,697
   *Hub Group, Inc. Class A.....................................................           2,012            68,871
    Hubbell, Inc. Class A.......................................................             167            11,179
    Hubbell, Inc. Class B.......................................................           2,200           158,312
   *Hudson Highland Group, Inc..................................................           1,700             9,095
   *Hurco Cos., Inc.............................................................             300             7,071
   *Huron Consulting Group, Inc.................................................           1,187            44,489
   *ICF International, Inc......................................................           1,300            36,842
    IDEX Corp...................................................................           4,430           179,504
   #*IHS, Inc...................................................................             500            44,740
   *II-VI, Inc..................................................................           3,223            74,161
    Illinois Tool Works, Inc....................................................           3,330           176,590
   *Ingersoll-Rand P.L.C........................................................           2,342            81,829
   #*InnerWorkings, Inc.........................................................           2,600            28,678
   *Innovative Solutions & Support, Inc.........................................             400             1,560
    Insperity, Inc..............................................................           1,300            36,426

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   #Insteel Industries, Inc.....................................................             912   $        11,674
   *Integrated Electrical Services, Inc.........................................             200               486
    Interface, Inc. Class A.....................................................           1,185            15,749
   *Interline Brands, Inc.......................................................           1,700            28,917
    International Shipholding Corp..............................................             300             6,825
    Intersections, Inc..........................................................           1,100            13,508
    Iron Mountain, Inc..........................................................           4,780           147,320
    J.B. Hunt Transport Services, Inc...........................................             900            45,963
   *Jacobs Engineering Group, Inc...............................................           3,700           165,612
   #*JetBlue Airways Corp.......................................................          18,644           110,559
    John Bean Technologies Corp.................................................             700            11,487
    Joy Global, Inc.............................................................             800            72,552
   *Kadant, Inc.................................................................             500            12,130
    Kaman Corp..................................................................           1,500            46,755
   *Kansas City Southern........................................................           3,100           212,784
   *KAR Auction Services, Inc...................................................           4,944            72,875
    Kaydon Corp.................................................................           1,700            58,004
    KBR, Inc....................................................................           4,063           130,585
    Kelly Services, Inc. Class A................................................           1,900            30,704
    Kennametal, Inc.............................................................           4,600           198,306
   *Key Technology, Inc.........................................................             200             2,490
   *Kforce, Inc.................................................................           2,700            33,588
    Kimball International, Inc. Class B.........................................           1,522             9,269
   *Kirby Corp..................................................................           3,100           206,987
   #Knight Transportation, Inc..................................................           4,400            77,484
    Knoll, Inc..................................................................           2,272            36,261
   *Korn/Ferry International....................................................           2,086            34,273
    L.B. Foster Co. Class A.....................................................             600            17,910
    L.S. Starrett Co. Class A...................................................             230             3,337
    Landstar System, Inc........................................................             800            40,920
    Lawson Products, Inc........................................................             400             6,716
   *Layne Christensen Co........................................................           1,300            30,199
   #Lennox International, Inc...................................................           1,900            68,780
    Lincoln Electric Holdings, Inc..............................................           4,200           180,390
   #Lindsay Corp................................................................             607            37,106
   *LMI Aerospace, Inc..........................................................             600            11,874
    LSI Industries, Inc.........................................................           1,400             9,954
   *Lydall, Inc.................................................................           1,100            10,362
    Manitowoc Co., Inc. (The)...................................................           2,400            32,256
    Manpower, Inc...............................................................           2,477            99,352
    Marten Transport, Ltd.......................................................           1,400            30,590
    Masco Corp..................................................................          11,131           134,351
   #*MasTec, Inc................................................................           4,546            74,054
   *McEwen Mining, Inc..........................................................           2,806            16,275
    McGrath Rentcorp............................................................           1,466            46,677
   *Meritor, Inc................................................................           1,477             9,276
   *Metalico, Inc...............................................................           2,369             8,623
    Met-Pro Corp................................................................             800             8,392
   *MFRI, Inc...................................................................             300             2,214
   *Michael Baker Corp..........................................................             552            13,518
   *Middleby Corp...............................................................             810            77,882
    Miller Industries, Inc......................................................             800            13,048
    Mine Safety Appliances Co...................................................           2,200            75,108
   *Mistras Group, Inc..........................................................           1,700            38,284
   #*Mobile Mini, Inc...........................................................           2,300            47,840
   *Moog, Inc. Class A..........................................................           2,225            94,830
   *Moog, Inc. Class B..........................................................             262            11,185
    MSC Industrial Direct Co., Inc. Class A.....................................             500            38,010
    Mueller Industries, Inc.....................................................           2,100            92,841
   *Mueller Water Products, Inc. Class A........................................           8,800            24,112
    Multi-Color Corp............................................................             700            16,037

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   *MYR Group, Inc..............................................................           1,104   $        22,058
    NACCO Industries, Inc. Class A..............................................             500            51,100
   *Navigant Consulting, Inc....................................................           2,651            33,959
   *Navistar International Corp.................................................             700            30,303
   *NN, Inc.....................................................................           1,000             7,810
   #Nordson Corp................................................................           1,400            63,476
    Norfolk Southern Corp.......................................................           7,000           505,400
   *Northwest Pipe Co...........................................................             500            11,405
   #*Ocean Power Technologies, Inc..............................................             500             1,435
   *Old Dominion Freight Line, Inc..............................................           2,600           110,812
   *On Assignment, Inc..........................................................           2,865            32,117
   *Orion Energy Systems, Inc...................................................             900             2,826
   *Orion Marine Group, Inc.....................................................             500             3,620
   *Owens Corning, Inc..........................................................           5,858           197,708
   *P.A.M. Transportation Services, Inc.........................................             500             5,350
    PACCAR, Inc.................................................................           2,000            88,400
   #*Pacer International, Inc...................................................           1,500             9,060
    Pall Corp...................................................................             700            41,776
    Parker Hannifin Corp........................................................           1,875           151,275
   *Park-Ohio Holdings Corp.....................................................             600            11,934
   #Pentair, Inc................................................................           5,308           195,441
   *PGT, Inc....................................................................           2,600             3,484
   *Pike Electric Corp..........................................................           1,763            14,033
   *Pinnacle Airlines Corp......................................................             800             1,128
   #Pitney Bowes, Inc...........................................................           1,200            22,764
   #*PMFG, Inc..................................................................             999            21,998
   #*Polypore International, Inc................................................           1,200            45,696
   *Powell Industries, Inc......................................................             700            24,227
   *PowerSecure International, Inc..............................................             800             5,064
    Precision Castparts Corp....................................................             800           130,944
    Preformed Line Products Co..................................................             278            17,964
   #Primoris Services Corp......................................................           2,616            41,621
   *Quality Distribution, Inc...................................................             889            10,917
    Quanex Building Products Corp...............................................           2,209            36,294
   *Quanta Services, Inc........................................................           5,456           117,850
   #R. R. Donnelley & Sons Co...................................................          11,364           129,095
   *RailAmerica, Inc............................................................           3,700            55,278
    Raven Industries, Inc.......................................................             500            32,445
   *RBC Bearings, Inc...........................................................           1,500            67,920
   *RCM Technologies, Inc.......................................................             100               544
   #Regal-Beloit Corp...........................................................           2,331           132,331
   *Republic Airways Holdings, Inc..............................................           2,500            13,775
    Republic Services, Inc......................................................          10,144           297,016
    Resources Connection, Inc...................................................           3,600            44,712
   *Roadrunner Transportation Systems, Inc......................................           1,801            27,087
    Robbins & Myers, Inc........................................................           2,875           139,610
    Robert Half International, Inc..............................................           1,800            49,842
    Rockwell Automation, Inc....................................................             900            70,083
    Rollins, Inc................................................................           2,400            51,336
   #Roper Industries, Inc.......................................................           3,033           283,252
   *RSC Holdings, Inc...........................................................             449             9,514
   *Rush Enterprises, Inc. Class A..............................................           1,700            39,117
    Ryder System, Inc...........................................................           3,600           202,608
   *Saia, Inc...................................................................           1,100            16,566
   *Sauer-Danfoss, Inc..........................................................             700            35,280
    Schawk, Inc.................................................................             200             2,688
   *School Specialty, Inc.......................................................             485             1,562
    SeaCube Container Leasing, Ltd..............................................           1,236            19,084
   *Shaw Group, Inc.............................................................           4,706           127,721
    SIFCO Industries, Inc.......................................................             157             3,449
    Simpson Manufacturing Co., Inc..............................................           2,700            87,426

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
    SkyWest, Inc................................................................           2,800   $        35,840
   *SL Industries, Inc..........................................................             160             2,872
    Snap-on, Inc................................................................           3,029           171,169
    Southwest Airlines Co.......................................................          29,566           283,242
   *Sparton Corp................................................................             400             3,424
   *Spirit Aerosystems Holdings, Inc. Class A...................................           6,471           147,151
    SPX Corp....................................................................           3,300           229,779
   *Standard Parking Corp.......................................................             400             7,072
    Standard Register Co........................................................           1,100             2,211
    Standex International Corp..................................................             800            32,072
    Stanley Black & Decker, Inc.................................................           3,465           243,174
   #Steelcase, Inc. Class A.....................................................           4,836            42,122
   *Stericycle, Inc.............................................................             600            50,412
   *Sterling Construction Co., Inc..............................................             832             9,992
    Sun Hydraulics Corp.........................................................             750            21,068
   *SYKES Enterprises, Inc......................................................           2,405            42,160
   *Sypris Solutions, Inc.......................................................             600             2,460
   #TAL International Group, Inc................................................           1,900            63,289
   *Taser International, Inc....................................................           2,900            13,804
   *Team, Inc...................................................................           1,200            35,028
   *Tecumseh Products Co. Class A...............................................             610             3,062
    Tennant Co..................................................................             919            35,363
   #*Terex Corp.................................................................           2,300            45,540
   *Tetra Tech, Inc.............................................................           3,381            78,203
    Textainer Group Holdings, Ltd...............................................           2,500            78,975
   *Thomas & Betts Corp.........................................................           3,293           235,087
    Timken Co...................................................................           4,108           200,594
   #Titan International, Inc....................................................           2,292            55,329
   *Titan Machinery, Inc........................................................           1,100            27,214
    Toro Co.....................................................................             605            38,351
    Towers Watson & Co..........................................................           1,500            89,700
   *TransDigm Group, Inc........................................................             320            33,450
   *TRC Cos., Inc...............................................................             600             3,726
   *Trex Co., Inc...............................................................             800            19,856
   *TriMas Corp.................................................................           1,700            36,839
    Trinity Industries, Inc.....................................................           5,239           164,819
   #Triumph Group, Inc..........................................................           2,800           175,196
   *TrueBlue, Inc...............................................................           2,700            44,577
   *Tutor Perini Corp...........................................................           1,900            28,861
   #Twin Disc, Inc..............................................................             700            21,651
    Tyco International, Ltd.....................................................           9,400           478,930
   *Ultralife Corp..............................................................             900             3,753
    UniFirst Corp...............................................................             900            54,342
    Union Pacific Corp..........................................................           9,554         1,092,118
   #*United Continental Holdings, Inc...........................................           7,767           179,418
    United Parcel Service, Inc..................................................           2,700           204,255
   #*United Rentals, Inc........................................................           2,689           102,827
    United Stationers, Inc......................................................           2,600            84,058
    United Technologies Corp....................................................           4,777           374,278
    Universal Forest Products, Inc..............................................           1,100            34,947
    Universal Truckload Services, Inc...........................................             900            16,002
   *URS Corp....................................................................           5,021           206,614
   #*US Airways Group, Inc......................................................           5,600            47,264
    US Ecology, Inc.............................................................           1,210            22,651
   *USA Truck, Inc..............................................................             505             4,762
   #*USG Corp...................................................................           4,037            51,835
    UTi Worldwide, Inc..........................................................           5,411            80,570
    Valmont Industries, Inc.....................................................           1,400           146,874
   *Verisk Analytics, Inc. Class A..............................................             896            35,903
    Viad Corp...................................................................           1,200            24,276
    Vicor Corp..................................................................           1,600            14,288

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   *Volt Information Sciences, Inc..............................................           1,000   $         7,090
    VSE Corp....................................................................             200             5,242
    W.W. Grainger, Inc..........................................................             383            73,053
    Wabtec Corp.................................................................           1,650           113,504
   #Waste Connections, Inc......................................................           5,042           162,907
   #Waste Management, Inc.......................................................           4,640           161,286
   #Watsco, Inc.................................................................             973            67,108
    Watsco, Inc. Class B........................................................             100             6,975
    Watts Water Technologies, Inc. Class A......................................           1,941            74,826
   *WCA Waste Corp..............................................................           1,005             6,512
    Werner Enterprises, Inc.....................................................           4,200           109,746
   *WESCO International, Inc....................................................           2,800           176,064
   *Willis Lease Finance Corp...................................................             400             5,432
    Woodward, Inc...............................................................           3,125           131,188
   *XPO Logistics, Inc..........................................................             725             8,316
                                                                                                   ---------------
Total Industrials...............................................................                        26,412,701
                                                                                                   ---------------
Information Technology -- (14.1%)
   *Accelrys, Inc...............................................................           2,554            19,129
    Accenture P.L.C. Class A....................................................           1,700            97,478
   #*ACI Worldwide, Inc.........................................................           1,500            45,570
   #*Acme Packet, Inc...........................................................           1,200            35,076
    Acorn Energy, Inc...........................................................             700             4,529
    Activision Blizzard, Inc....................................................          10,000           123,400
   *Actuate Corp................................................................           2,400            13,824
   *Acxiom Corp.................................................................           4,236            58,118
   *Adept Technology, Inc.......................................................             100               255
   *Adobe Systems, Inc..........................................................           4,350           134,632
   #ADTRAN, Inc.................................................................           1,400            48,482
   *Advanced Energy Industries, Inc.............................................           2,900            30,856
   #*Advanced Micro Devices, Inc................................................          31,680           212,573
   #*Advent Software, Inc.......................................................           1,791            47,014
   *Agilysys, Inc...............................................................           1,500            12,210
   *Akamai Technologies, Inc....................................................           1,500            48,375
   #*Alliance Data Systems Corp.................................................             400            44,320
   *Alpha & Omega Semiconductor, Ltd............................................             129             1,197
    Altera Corp.................................................................           1,214            48,305
   *Amdocs, Ltd.................................................................           5,800           170,752
    American Software, Inc. Class A.............................................           1,150            10,315
   #*Amkor Technology, Inc......................................................          10,300            59,019
    Amphenol Corp...............................................................           1,300            70,759
   *Amtech Systems, Inc.........................................................             400             4,076
   *Anadigics, Inc..............................................................           3,529             9,705
    Analog Devices, Inc.........................................................           1,300            50,869
   *Anaren, Inc.................................................................             799            13,919
   #*Ancestry.com, Inc..........................................................           2,000            59,200
   *Anixter International, Inc..................................................           1,833           120,080
   *ANSYS, Inc..................................................................             900            54,441
   #*AOL, Inc...................................................................           6,370           103,258
   *Apple, Inc..................................................................           3,687         1,683,042
    Applied Materials, Inc......................................................          21,975           269,853
   *Applied Micro Circuits Corp.................................................           3,172            24,837
   *Ariba, Inc..................................................................           1,900            51,870
   *Arris Group, Inc............................................................           6,300            73,584
   *Arrow Electronics, Inc......................................................           4,718           194,806
   #*Aruba Networks, Inc........................................................           1,700            37,706
   #*AsiaInfo-Linkage, Inc......................................................           2,500            29,325
   *Aspen Technology, Inc.......................................................           2,378            42,828
   *Atmel Corp..................................................................           4,700            45,637
   *ATMI, Inc...................................................................           1,650            38,577
   *AuthenTec, Inc..............................................................           1,700             5,916

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *Autodesk, Inc...............................................................           1,800   $        64,800
    Automatic Data Processing, Inc..............................................           1,700            93,126
    Avago Technologies, Ltd.....................................................           1,500            50,910
   *Aviat Networks, Inc.........................................................           3,338             7,410
   *Avid Technology, Inc........................................................           2,200            21,318
   *Avnet, Inc..................................................................           5,128           178,813
    AVX Corp....................................................................           6,101            80,289
   *AXT, Inc....................................................................           1,600             8,192
    Bel Fuse, Inc. Class B......................................................             400             8,100
   *Benchmark Electronics, Inc..................................................           3,500            60,200
    Black Box Corp..............................................................           1,000            30,920
    Blackbaud, Inc..............................................................           1,250            38,037
   *Blue Coat Systems, Inc......................................................           1,200            30,912
   *BMC Software, Inc...........................................................           1,350            48,924
   *Bottomline Technologies, Inc................................................           1,900            51,946
   *Brightpoint, Inc............................................................           4,400            51,568
   *Broadcom Corp...............................................................           1,745            59,923
    Broadridge Financial Solutions, Inc.........................................           3,800            91,086
   *Brocade Communications Systems, Inc.........................................          26,782           150,247
    Brooks Automation, Inc......................................................           3,238            34,711
   *BSQUARE Corp................................................................             500             1,985
   *BTU International, Inc......................................................             400             1,260
   #CA, Inc.....................................................................          13,404           345,555
   *Cabot Microelectronics Corp.................................................           1,321            66,605
   #*CACI International, Inc. Class A...........................................           1,700            99,773
   #*Cadence Design Systems, Inc................................................           4,800            50,688
   *CalAmp Corp.................................................................             800             3,648
   #*Calix, Inc.................................................................           1,792            13,565
   #*Callidus Software, Inc.....................................................           1,300             8,762
   *Cardtronics, Inc............................................................           1,100            28,105
   *Cascade Microtech, Inc......................................................             700             2,401
    Cass Information Systems, Inc...............................................             697            27,531
   #*CEVA, Inc..................................................................           1,230            33,222
   *Checkpoint Systems, Inc.....................................................           2,300            24,196
   *CIBER, Inc..................................................................           3,700            16,095
   *Cirrus Logic, Inc...........................................................           3,500            71,505
    Cisco Sytems, Inc...........................................................          30,390           596,556
   *Citrix Systems, Inc.........................................................             900            58,689
   *Clearfield, Inc.............................................................             600             3,342
    Cognex Corp.................................................................           2,200            91,410
   *Cognizant Technology Solutions Corp.........................................           1,100            78,925
   *Coherent, Inc...............................................................           1,388            77,561
    Cohu, Inc...................................................................           1,200            15,756
    Communications Systems, Inc.................................................             400             5,956
   *CommVault Systems, Inc......................................................             924            43,428
    Computer Sciences Corp......................................................           2,660            68,708
   *Computer Task Group, Inc....................................................           1,200            17,316
   *Compuware Corp..............................................................          12,369            96,973
   *comScore, Inc...............................................................             568            12,581
    Comtech Telecommunications Corp.............................................           1,300            40,118
   *Comverge, Inc...............................................................             500               680
   #*Concur Technologies, Inc...................................................           1,041            54,496
   *Concurrent Computer Corp....................................................             100               386
   *Convergys Corp..............................................................           7,200            95,832
   *Convio, Inc.................................................................           1,000            15,930
   *CoreLogic, Inc..............................................................           4,271            60,648
   *Cray, Inc...................................................................           2,000            14,920
   #*Cree, Inc..................................................................           6,080           154,614
    Crexendo, Inc...............................................................             100               437
   *CSG Systems International, Inc..............................................           1,700            27,659
   *CSR P.L.C. ADR..............................................................             368             5,284

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
    CTC Media, Inc..............................................................           2,239   $        22,435
    CTS Corp....................................................................           1,493            15,020
   *Cymer, Inc..................................................................           1,900            94,601
   *Cypress Semiconductor Corp..................................................           2,400            41,268
    Daktronics, Inc.............................................................           2,700            29,538
   *Datalink Corp...............................................................             700             6,447
    DDi Corp....................................................................           1,300            12,623
   *DealerTrack Holdings, Inc...................................................           2,100            57,393
   *Dell, Inc...................................................................          10,202           175,780
   *Deltek, Inc.................................................................           1,382            14,248
   *Dice Holdings, Inc..........................................................           2,600            24,622
    Diebold, Inc................................................................           3,500           110,915
   *Digi International, Inc.....................................................           1,800            20,322
   *Digimarc Corp...............................................................             100             2,643
   *Digital River, Inc..........................................................           1,700            27,217
   #*Diodes, Inc................................................................           1,800            46,404
   *Dolby Laboratories, Inc.....................................................             250             9,092
   *Dot Hill Systems Corp.......................................................           2,024             3,056
   *DSP Group, Inc..............................................................           1,600             9,168
    DST Systems, Inc............................................................           2,648           129,249
   *DTS, Inc....................................................................             400            11,332
   *Dynamics Research Corp......................................................             600             6,756
    Earthlink, Inc..............................................................           5,600            40,376
   *eBay, Inc...................................................................          10,800           341,280
   #Ebix, Inc...................................................................           1,900            47,082
   #*Echelon Corp...............................................................           1,167             6,033
   #*Echo Global Logistics, Inc.................................................           1,358            22,760
   *EchoStar Corp. Class A......................................................           2,256            59,175
    Electro Rent Corp...........................................................           1,500            25,635
   *Electro Scientific Industries, Inc..........................................           1,629            24,728
   *Electronic Arts, Inc........................................................           3,950            73,351
   *Electronics for Imaging, Inc................................................           3,622            62,154
   *EMC Corp....................................................................          12,950           333,592
   *EMCORE Corp.................................................................           3,800             4,484
   *Emulex Corp.................................................................           4,300            44,892
   *Entegris, Inc...............................................................           7,383            70,729
   *Entropic Communications, Inc................................................           1,253             7,318
   *Envestnet, Inc..............................................................           1,675            19,279
    EPIQ Systems, Inc...........................................................           2,570            31,328
   *ePlus, Inc..................................................................             574            16,370
   *Equinix, Inc................................................................           1,291           154,868
   *Euronet Worldwide, Inc......................................................           2,800            51,408
   *Exar Corp...................................................................           3,100            20,708
   *ExlService Holdings, Inc....................................................           1,752            42,293
   *Extreme Networks............................................................           6,400            20,736
   *F5 Networks, Inc............................................................             800            95,792
   *Fabrinet....................................................................           1,800            29,646
   #FactSet Research Systems, Inc...............................................             400            35,328
    Fair Isaac Corp.............................................................           1,900            68,856
   *Fairchild Semiconductor International, Inc..................................           7,300           102,054
   *FalconStor Software, Inc....................................................           2,300             5,727
   *FARO Technologies, Inc......................................................             900            48,852
   *FEI Co......................................................................           2,500           110,150
    Fidelity National Information Services, Inc.................................          10,874           310,561
   #*Finisar Corp...............................................................           4,800            97,248
   #*First Solar, Inc...........................................................           1,002            42,365
   *Fiserv, Inc.................................................................           4,264           268,163
   *FormFactor, Inc.............................................................           2,984            15,368
   *Forrester Research, Inc.....................................................           1,200            41,928
   *Fortinet, Inc...............................................................           2,600            59,306
   *Frequency Electronics, Inc..................................................             400             3,404

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *FSI International, Inc......................................................           1,863   $         7,918
   #*Gartner Group, Inc.........................................................           1,100            41,701
   *Genpact, Ltd................................................................          10,055           147,105
    Global Payments, Inc........................................................           1,300            65,026
   *Globecomm Systems, Inc......................................................           1,406            20,064
   *Google, Inc.................................................................             962           558,066
   *GSI Group, Inc..............................................................           1,655            19,115
   *GSI Technology, Inc.........................................................           1,600             7,936
   #*GT Advanced Technologies, Inc..............................................           5,500            47,410
   *GTSI Corp...................................................................             100               423
   *Guidance Software, Inc......................................................             500             3,825
   *Hackett Group, Inc. (The)...................................................           2,400             9,300
   *Harmonic, Inc...............................................................           6,600            38,742
    Heartland Payment Systems, Inc..............................................           1,758            42,192
    Hewlett-Packard Co..........................................................          27,973           782,685
   *Hittite Microwave Corp......................................................           1,334            73,397
   *Hutchinson Technology, Inc..................................................             800             1,480
   *I.D. Systems, Inc...........................................................             100               515
   #IAC/InterActiveCorp.........................................................           5,300           228,271
   *Identive Group, Inc.........................................................           1,800             4,104
   *IEC Electronics Corp........................................................             450             2,304
   *iGATE Corp..................................................................           2,500            45,550
   *iGo, Inc....................................................................           1,600             1,280
   *Ikanos Communications, Inc..................................................             390               343
   *Imation Corp................................................................           1,900            11,267
   *Immersion Corp..............................................................           1,700             9,571
   #*Infinera Corp..............................................................           5,500            39,270
   *Informatica Corp............................................................             600            25,380
   *InfoSpace, Inc..............................................................           2,700            33,237
   *Ingram Micro, Inc. Class A..................................................           8,667           164,500
   *Innodata Isogen, Inc........................................................             600             2,460
   *Insight Enterprises, Inc....................................................           2,800            51,688
   *Integrated Device Technology, Inc...........................................           7,851            49,775
   *Integrated Silicon Solution, Inc............................................           1,478            14,440
    Intel Corp..................................................................          45,700         1,207,394
   *Intellicheck Mobilisa, Inc..................................................           1,100               928
   *Interactive Intelligence Group, Inc.........................................             300             7,743
   #InterDigital, Inc...........................................................             797            29,744
   *Intermec, Inc...............................................................           3,000            25,320
   *Internap Network Services Corp..............................................           3,400            22,814
    International Business Machines Corp........................................           4,200           808,920
   *International Rectifier Corp................................................           3,559            81,145
    Intersil Corp. Class A......................................................           8,200            92,332
   *Intevac, Inc................................................................           1,700            14,161
    Intuit, Inc.................................................................           1,000            56,440
   *iPass, Inc..................................................................           2,100             3,213
   #*IPG Photonics Corp.........................................................             900            47,511
   *Itron, Inc..................................................................           1,500            58,185
   *Ixia........................................................................           3,773            46,068
   *IXYS Corp...................................................................           2,028            27,824
   #j2 Global, Inc..............................................................           2,600            70,096
   #*Jabil Circuit, Inc.........................................................           6,600           149,556
    Jack Henry & Associates, Inc................................................           2,300            78,660
   *JDA Software Group, Inc.....................................................           2,228            65,659
   *JDS Uniphase Corp...........................................................           8,700           110,403
   *Juniper Networks, Inc.......................................................           5,700           119,301
   *Kenexa Corp.................................................................           1,272            30,553
    Keynote Systems, Inc........................................................           1,040            20,353
   #*KIT Digital, Inc...........................................................           2,138            23,155
   #KLA-Tencor Corp.............................................................           4,939           252,531
   *Kulicke & Soffa Industries, Inc.............................................           4,300            46,483

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *KVH Industries, Inc.........................................................             700   $         6,531
   #*Lam Research Corp..........................................................           2,961           126,109
   *Lattice Semiconductor Corp..................................................           7,554            51,367
   *LeCroy Corp.................................................................             600             6,246
    Lender Processing Services, Inc.............................................             550             9,146
   #Lexmark International, Inc..................................................           4,290           149,721
   #*Limelight Networks, Inc....................................................           5,487            17,888
    Linear Technology Corp......................................................           1,800            59,976
   *Lionbridge Technologies, Inc................................................             178               490
   *Liquidity Services, Inc.....................................................           1,727            59,599
    Littlefuse, Inc.............................................................           1,445            73,276
   *LogMeIn, Inc................................................................             600            23,898
   *LoJack Corp.................................................................           1,205             3,916
   *LoopNet, Inc................................................................           1,800            28,836
   *Loral Space & Communications, Inc...........................................             970            66,891
   *LSI Corp....................................................................          23,195           175,586
   *LTX-Credence Corp...........................................................           2,900            19,343
   *Magma Design Automation, Inc................................................           1,022             7,318
   *Manhattan Associates, Inc...................................................           1,000            43,890
    Marchex, Inc. Class B.......................................................           1,400             6,328
   *Market Leader, Inc..........................................................             677             1,801
   *Marvell Technology Group, Ltd...............................................          19,297           299,682
    MasterCard, Inc. Class A....................................................             200            71,114
   *Mattersight Corp............................................................             100               580
   *Mattson Technology, Inc.....................................................           2,200             4,994
    Maxim Integrated Products, Inc..............................................           3,142            84,331
   #Maximus, Inc................................................................           1,600            72,048
   #*MaxLinear, Inc. Class A....................................................           1,000             5,970
   #*Maxwell Technologies, Inc..................................................             270             5,524
   *Measurement Specialties, Inc................................................           1,100            35,750
   *MEMC Electronic Materials, Inc..............................................          12,600            57,582
   *MEMSIC, Inc.................................................................           1,034             3,371
   *Mentor Graphics Corp........................................................           6,600            91,542
   *Mercury Computer Systems, Inc...............................................           1,600            21,424
    Mesa Laboratories, Inc......................................................             100             4,445
    Methode Electronics, Inc....................................................           2,200            21,846
    Micrel, Inc.................................................................           3,300            38,148
   #*Microchip Technology, Inc..................................................           1,400            51,674
   *Micron Technology, Inc......................................................          33,469           254,030
   *MICROS Systems, Inc.........................................................             955            47,473
   *Microsemi Corp..............................................................           4,727            93,500
    Microsoft Corp..............................................................          29,622           874,738
   *MicroStrategy, Inc..........................................................             200            23,024
   #*Mindspeed Technologies, Inc................................................           2,100            13,461
   *MIPS Technologies, Inc......................................................           1,300             7,631
    MKS Instruments, Inc........................................................           2,705            81,556
    MOCON, Inc..................................................................             200             3,190
   *ModusLink Global Solutions, Inc.............................................           2,008            11,486
    Molex, Inc. Class A.........................................................           2,453            53,696
   *MoneyGram International, Inc................................................           1,187            22,031
   *Monolithic Power Systems, Inc...............................................           1,608            26,355
   *Monotype Imaging Holdings, Inc..............................................           2,130            33,249
   *Monster Worldwide, Inc......................................................           5,745            41,364
   *MoSys, Inc..................................................................           2,000             8,360
   *Motorola Mobility Holdings, Inc.............................................           2,500            96,575
    Motorola Solutions, Inc.....................................................           2,982           138,395
    MTS Systems Corp............................................................             800            36,712
   *Multi-Fineline Electronix, Inc..............................................           1,300            32,318
   *Nanometrics, Inc............................................................           1,660            33,615
   *NAPCO Security Technologies, Inc............................................              90               261
    National Instruments Corp...................................................           3,256            87,619

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   *NCI, Inc. Class A...........................................................             397   $         2,906
   *NCR Corp....................................................................           7,100           132,983
   *NetApp, Inc.................................................................           1,900            71,706
   *NETGEAR, Inc................................................................           2,200            87,604
   *NetLogic Microsystems, Inc..................................................             806            40,139
   *NetScout Systems, Inc.......................................................           2,100            43,386
   *NetSuite, Inc...............................................................             850            35,598
   *Network Equipment Technologies, Inc.........................................           1,600             2,048
   *NeuStar, Inc................................................................           3,700           135,087
   *Newport Corp................................................................           1,984            36,644
    NIC, Inc....................................................................           1,550            19,390
   *Novatel Wireless, Inc.......................................................           1,800             5,166
   *Novellus Systems, Inc.......................................................           3,800           179,170
   *Nuance Communications, Inc..................................................           7,400           211,048
   *NumereX Corp. Class A.......................................................             800             6,848
   *NVIDIA Corp.................................................................          10,916           161,229
   #*Oclaro, Inc................................................................           1,840             7,618
   *Official Payments Holdings, Inc.............................................             100               434
   *OmniVision Technologies, Inc................................................           3,080            40,995
   *ON Semiconductor Corp.......................................................           4,348            37,828
   *Online Resources Corp.......................................................           1,500             4,035
   *Openwave Systems, Inc.......................................................           2,994             6,018
   *Oplink Communications, Inc..................................................           1,100            20,603
   #OPNET Technologies, Inc.....................................................           1,300            46,085
   *Opnext, Inc.................................................................           1,600             1,760
    Oracle Corp.................................................................          19,757           557,147
   *ORBCOMM, Inc................................................................           2,750             9,488
   *OSI Systems, Inc............................................................           1,000            53,730
   *PAR Technology Corp.........................................................             300             1,398
   *Parametric Technology Corp..................................................           5,400           135,918
    Park Electrochemical Corp...................................................           1,200            36,444
    Paychex, Inc................................................................           2,300            72,450
    PC Connection, Inc..........................................................           1,700            20,400
   *PC Mall, Inc................................................................             700             4,382
    PC-Tel, Inc.................................................................             700             5,208
   *PDF Solutions, Inc..........................................................           1,700            10,863
   *Perceptron, Inc.............................................................             300             1,539
   *Perficient, Inc.............................................................           1,600            17,808
   *Pericom Semiconductor Corp..................................................           2,000            16,000
   *Pervasive Software, Inc.....................................................             800             4,608
   *Photronics, Inc.............................................................           3,900            26,754
   *Planar Systems, Inc.........................................................             900             2,124
    Plantronics, Inc............................................................           2,000            74,480
   *Plexus Corp.................................................................           1,800            65,250
   *PLX Technology, Inc.........................................................           2,600             8,164
   *PMC-Sierra, Inc.............................................................          12,700            82,550
   *Polycom, Inc................................................................           2,959            59,032
   #Power Integrations, Inc.....................................................           1,500            53,985
   *Power-One, Inc..............................................................           5,351            23,223
   *Presstek, Inc...............................................................             800               520
   *PRGX Global, Inc............................................................           1,500             9,105
   *Progress Software Corp......................................................           4,100            95,653
   *PROS Holdings, Inc..........................................................             933            15,133
    Pulse Electronics Corp......................................................           1,100             3,157
    QAD, Inc. Class A...........................................................             642             8,301
    QAD, Inc. Class B...........................................................             160             2,080
   #*QLIK Technologies, Inc.....................................................             900            25,380
   *QLogic Corp.................................................................           5,600            96,992
    QUALCOMM, Inc...............................................................           6,708           394,565
   *Quantum Corp................................................................           4,896            12,338
   *Quest Software, Inc.........................................................           4,400            89,540

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   #*QuinStreet, Inc............................................................             212   $         2,039
   #*Rackspace Hosting, Inc.....................................................             700            30,387
   *RadiSys Corp................................................................           1,330             8,020
   *Ramtron International Corp..................................................           1,300             2,665
    RealNetworks, Inc...........................................................           1,807            18,449
   *Red Hat, Inc................................................................           1,800            83,466
   *Reis, Inc...................................................................             600             6,240
   *RF Micro Devices, Inc.......................................................          14,695            73,328
    Richardson Electronics, Ltd.................................................             900            10,899
    Rimage Corp.................................................................             800             9,952
   #*Riverbed Technology, Inc...................................................           1,400            33,516
   *Rofin-Sinar Technologies, Inc...............................................           1,391            39,463
   *Rogers Corp.................................................................             900            34,587
   #*Rosetta Stone, Inc.........................................................           1,000             7,800
   *Rovi Corp...................................................................           1,300            41,717
   *Rubicon Technology, Inc.....................................................           1,486            16,093
   *Rudolph Technologies, Inc...................................................           2,008            20,542
   *S1 Corp.....................................................................           2,700            26,352
   *Saba Software, Inc..........................................................           1,400            13,916
   #*SAIC, Inc..................................................................          11,000           141,460
   #*Salesforce.com, Inc........................................................             500            58,400
   *Sandisk Corp................................................................           4,900           224,812
   *Sanmina-SCI Corp............................................................           4,200            46,116
    Sapient Corp................................................................           5,000            64,500
   *ScanSource, Inc.............................................................           1,900            71,383
   *SeaChange International, Inc................................................           2,000            14,360
    Seagate Technology..........................................................          11,300           238,882
   *Semtech Corp................................................................           3,500            99,750
   *ShoreTel, Inc...............................................................           2,000            13,100
   *Sigma Designs, Inc..........................................................           1,800            10,854
   #*Silicon Graphics International Corp........................................           1,167            15,918
   *Silicon Image, Inc..........................................................           4,400            21,384
   #*Silicon Laboratories, Inc..................................................           2,100            92,064
   *Skyworks Solutions, Inc.....................................................           2,000            43,160
   *Smith Micro Software, Inc...................................................           2,100             3,822
   *SMTC Corp...................................................................           1,100             3,179
   *SolarWinds, Inc.............................................................           1,900            60,059
    Solera Holdings, Inc........................................................           1,000            47,770
   *Sonus Networks, Inc.........................................................          13,825            35,668
   #*Sourcefire, Inc............................................................             500            15,510
   *Spansion, Inc. Class A......................................................           3,500            35,105
   *Spark Networks, Inc.........................................................             100               365
   *Spire Corp..................................................................             400               416
   *SRS Labs, Inc...............................................................           1,100             7,612
   *SS&C Technologies Holdings, Inc.............................................           4,400            82,588
   *Stamps.com, Inc.............................................................             700            21,707
   *Standard Microsystems Corp..................................................           1,200            30,912
   *StarTek, Inc................................................................             700             2,184
   #*STEC, Inc..................................................................           3,500            33,110
   *Steel Excel, Inc............................................................             493            12,941
   #*Stratasys, Inc.............................................................             400            14,700
   *SuccessFactors, Inc.........................................................           1,497            59,581
   *Super Micro Computer, Inc...................................................           2,560            43,213
   *Supertex, Inc...............................................................             628            11,605
   *Support.com, Inc............................................................           2,850             7,353
   *Sycamore Networks, Inc......................................................           1,824            35,422
   *Symantec Corp...............................................................           4,890            84,059
   *Symmetricom, Inc............................................................           2,339            14,595
   #*Synaptics, Inc.............................................................           2,000            76,620
   *SYNNEX Corp.................................................................           2,400            86,832
   *Synopsys, Inc...............................................................           4,817           140,560

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
    Syntel, Inc.................................................................           1,200   $        56,304
   *Taleo Corp..................................................................             102             3,673
   *TE Connectivity, Ltd........................................................           5,056           172,410
   *Tech Data Corp..............................................................           2,750           142,780
   *TechTarget, Inc.............................................................           1,712            11,898
   *TeleCommunication Systems, Inc. Class A.....................................           2,300             5,382
   *TeleNav, Inc................................................................           2,000            14,860
   *TeleTech Holdings, Inc......................................................           3,600            61,056
    Tellabs, Inc................................................................          19,900            75,620
    Telular Corp................................................................             500             4,180
   #*Teradata Corp..............................................................           1,350            72,306
   #*Teradyne, Inc..............................................................           9,589           156,780
    Tessco Technologies, Inc....................................................             400             7,128
   *Tessera Technologies, Inc...................................................           2,900            57,420
    Texas Instruments, Inc......................................................           6,740           218,241
    TheStreet, Inc..............................................................           1,500             2,865
   *THQ, Inc....................................................................           3,100             2,077
   *TIBCO Software, Inc.........................................................           1,804            47,030
   *TiVo, Inc...................................................................           5,200            53,976
   *TNS, Inc....................................................................           1,234            22,755
    Total System Services, Inc..................................................           5,460           117,062
   *Transact Technologies, Inc..................................................             400             3,084
   *Trident Microsystems, Inc...................................................           1,500               225
   #*Trimble Navigation, Ltd....................................................             900            42,147
   *TriQuint Semiconductor, Inc.................................................           5,900            35,341
   *TTM Technologies, Inc.......................................................           2,400            29,448
   *Tyler Technologies, Inc.....................................................             700            24,591
   #*Ultimate Software Group, Inc...............................................              77             5,135
   *Ultra Clean Holdings, Inc...................................................           1,300             9,555
   *Ultratech, Inc..............................................................           1,500            43,875
   *Unisys Corp.................................................................           1,610            33,762
    United Online, Inc..........................................................           7,500            42,600
   *USA Technologies, Inc.......................................................             300               336
   #*ValueClick, Inc............................................................           4,022            70,144
   #*Veeco Instruments, Inc.....................................................           2,200            53,702
   *VeriFone Systems, Inc.......................................................           1,000            42,700
   *Verint Systems, Inc.........................................................             981            27,772
   *VeriSign, Inc...............................................................           1,200            44,472
   #*Viasat, Inc................................................................           2,200           104,588
   *Viasystems Group, Inc.......................................................             804            13,660
   *VirnetX Holding Corp........................................................             339             7,872
   *Virtusa Corp................................................................           1,600            25,584
   #Visa, Inc...................................................................          10,550         1,061,752
   *Vishay Intertechnology, Inc.................................................           4,900            60,172
   #*Vishay Precision Group, Inc................................................             207             3,262
   #*VistaPrint N.V.............................................................             800            28,624
   *VMware, Inc. Class A........................................................             400            36,508
   *Vocus, Inc..................................................................             446            10,245
   *Volterra Semiconductor Corp.................................................           1,519            45,828
    Wayside Technology Group, Inc...............................................             200             2,390
   #*Web.com Group, Inc.........................................................           1,400            17,920
   #*WebMD Health Corp..........................................................             460            12,898
   *Websense, Inc...............................................................           1,174            22,189
   *Westell Technologies, Inc. Class A..........................................           2,172             4,778
   *Western Digital Corp........................................................           5,332           193,818
    Western Union Co. (The).....................................................           3,800            72,580
   *Wright Express Corp.........................................................           1,136            62,162
    Xerox Corp..................................................................          43,681           338,528
    Xilinx, Inc.................................................................           1,900            68,115
   *XO Group, Inc...............................................................           2,100            17,304
   *X-Rite, Inc.................................................................           5,580            25,333

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   #*Xyratex, Ltd...............................................................           2,350   $        37,318
   *Yahoo!, Inc.................................................................          22,799           352,701
   *Zebra Technologies Corp. Class A............................................           1,700            64,362
   *Zix Corp....................................................................           2,600             7,852
   *Zygo Corp...................................................................           1,500            26,535
                                                                                                   ---------------
Total Information Technology....................................................                        32,020,027
                                                                                                   ---------------
Materials -- (5.4%)
    A. Schulman, Inc............................................................           2,000            49,000
   #*A.M. Castle & Co...........................................................           1,500            15,555
   *AEP Industries, Inc.........................................................             400            13,216
    Air Products & Chemicals, Inc...............................................           1,300           114,439
    Airgas, Inc.................................................................           2,007           158,412
   #*AK Steel Holding Corp......................................................           5,900            55,696
    Albemarle Corp..............................................................           1,400            90,034
    Alcoa, Inc..................................................................          20,500           208,280
    Allegheny Technologies, Inc.................................................           2,850           129,361
   #*Allied Nevada Gold Corp....................................................           1,571            56,446
   #AMCOL International Corp....................................................           2,102            60,033
   *American Pacific Corp.......................................................             300             2,379
   #American Vanguard Corp......................................................           1,738            26,122
    AptarGroup, Inc.............................................................           2,952           154,744
   *Arabian American Development Co.............................................           1,000             7,990
    Ashland, Inc................................................................           3,655           230,484
    Balchem Corp................................................................             800            30,272
    Ball Corp...................................................................           1,000            39,260
    Bemis Co., Inc..............................................................           6,116           191,431
    Boise, Inc..................................................................           6,850            52,334
    Buckeye Technologies, Inc...................................................           2,200            73,766
    Cabot Corp..................................................................           3,743           135,497
   *Calgon Carbon Corp..........................................................           2,900            47,386
    Carpenter Technology Corp...................................................           1,300            68,224
   *Century Aluminum Co.........................................................           5,300            53,159
    CF Industries Holdings, Inc.................................................           1,873           332,233
   *Chemtura Corp...............................................................           3,500            49,175
   *Clearwater Paper Corp.......................................................           1,400            51,128
    Cliffs Natural Resources, Inc...............................................           1,900           137,275
   *Coeur d'Alene Mines Corp....................................................           5,400           149,364
    Commercial Metals Co........................................................           6,551            93,941
    Compass Minerals International, Inc.........................................             500            36,535
   *Contango ORE, Inc...........................................................              20               250
   *Core Molding Technologies, Inc..............................................             153             1,300
   *Crown Holdings, Inc.........................................................           1,300            46,891
    Cytec Industries, Inc.......................................................           3,200           159,552
    Deltic Timber Corp..........................................................             681            46,390
   #Domtar Corp.................................................................           2,742           236,854
    Dow Chemical Co. (The)......................................................          18,074           605,660
    E.I. du Pont de Nemours & Co................................................           3,600           183,204
    Eagle Materials, Inc........................................................           2,600            76,466
    Ecolab, Inc.................................................................           1,456            88,001
   *Ferro Corp..................................................................           1,600            10,816
    FMC Corp....................................................................             400            37,072
    Freeport-McMoRan Copper & Gold, Inc. Class B................................           5,300           244,913
    Friedman Industries, Inc....................................................             400             4,188
   #*General Moly, Inc..........................................................           4,163            15,486
   *Georgia Gulf Corp...........................................................           1,028            36,031
    Globe Specialty Metals, Inc.................................................           4,100            56,088
   #*Golden Minerals, Co........................................................             900             8,730
   *Graphic Packaging Holding Co................................................          21,486           107,645
    Greif, Inc. Class A.........................................................           1,800            87,210
    Greif, Inc. Class B.........................................................             370            18,315

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
    H.B. Fuller Co..............................................................           2,700   $        77,274
    Hawkins, Inc................................................................             650            25,740
    Haynes International, Inc...................................................             800            48,608
   *Headwaters, Inc.............................................................           3,100             8,215
    Hecla Mining Co.............................................................          14,800            77,848
   *Horsehead Holding Corp......................................................           1,750            19,040
    Huntsman Corp...............................................................          13,425           170,900
    Innophos Holdings, Inc......................................................           1,200            59,904
   *Innospec, Inc...............................................................           1,300            42,081
    International Flavors & Fragrances, Inc.....................................             600            33,486
    International Paper Co......................................................           9,900           308,286
   *Intrepid Potash, Inc........................................................           3,300            78,837
    Kaiser Aluminum Corp........................................................           1,300            64,194
   *KapStone Paper & Packaging Corp.............................................           2,500            43,650
    KMG Chemicals, Inc..........................................................             700            12,887
    Koppers Holdings, Inc.......................................................             600            22,794
   *Kraton Performance Polymers, Inc............................................             500            14,220
    Kronos Worldwide, Inc.......................................................           1,952            44,935
   *Landec Corp.................................................................           1,500             9,045
   *Louisiana-Pacific Corp......................................................           7,550            64,326
   *LSB Industries, Inc.........................................................           1,100            38,555
   *LyondellBasell Industries NV Class A........................................           1,600            68,960
   #Martin Marietta Materials, Inc..............................................           2,300           189,773
   *Materion Corp...............................................................           1,100            32,351
    MeadWestavco Corp...........................................................           7,515           221,242
   *Mercer International, Inc...................................................           1,900            15,542
   *Metals USA Holdings Corp....................................................           1,300            17,381
    Minerals Technologies, Inc..................................................             900            57,105
   #*Molycorp, Inc..............................................................             470            14,561
    Monsanto Co.................................................................           2,309           189,453
    Mosaic Co. (The)............................................................           2,600           145,522
    Myers Industries, Inc.......................................................           2,254            30,001
    Neenah Paper, Inc...........................................................           1,208            28,714
   #NewMarket Corp..............................................................             500           108,095
    Newmont Mining Corp.........................................................           4,200           258,216
    NL Industries, Inc..........................................................           2,163            29,893
    Noranda Aluminum Holding Corp...............................................           2,400            25,176
    Nucor Corp..................................................................           6,200           275,838
    Olin Corp...................................................................           4,403            97,747
    Olympic Steel, Inc..........................................................             900            23,211
   *OM Group, Inc...............................................................           1,700            46,121
   *Omnova Solutions, Inc.......................................................           1,202             5,962
   *Owens-Illinois, Inc.........................................................           4,116            98,990
    P.H. Glatfelter Co..........................................................           2,300            33,994
    Packaging Corp. of America..................................................           3,300            92,862
   *Penford Corp................................................................             590             3,334
    PolyOne Corp................................................................           5,060            72,965
    PPG Industries, Inc.........................................................             783            70,141
    Praxair, Inc................................................................           1,400           148,680
    Quaker Chemical Corp........................................................             900            39,870
    Reliance Steel & Aluminum Co................................................           4,040           214,928
    Rock-Tenn Co. Class A.......................................................           2,669           165,104
   *Rockwood Holdings, Inc......................................................           3,357           169,528
    Royal Gold, Inc.............................................................           3,200           243,648
    RPM International, Inc......................................................           5,775           144,548
   #*RTI International Metals, Inc..............................................           1,900            47,823
    Schnitzer Steel Industries, Inc. Class A....................................           1,600            69,808
   #Scotts Miracle-Gro Co. Class A (The)........................................           1,300            61,568
    Sealed Air Corp.............................................................           5,900           117,587
    Sensient Technologies Corp..................................................           3,200           126,784
    Sherwin-Williams Co.........................................................             900            87,777

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
    Silgan Holdings, Inc........................................................           1,900   $        78,964
   *Solutia, Inc................................................................           3,407            93,692
   #Sonoco Products Co..........................................................           4,463           139,692
   #Southern Copper Corp........................................................             804            27,891
   *Spartech Corp...............................................................             700             3,759
    Steel Dynamics, Inc.........................................................           8,741           139,419
    Stepan Co...................................................................             700            60,158
   *Stillwater Mining Co........................................................           4,900            63,112
   *SunCoke Energy, Inc.........................................................           2,262            30,384
    Temple-Inland, Inc..........................................................           5,346           170,484
   #Texas Industries, Inc.......................................................           1,600            50,016
   #Titanium Metals Corp........................................................           7,907           121,610
   *United States Lime & Minerals, Inc..........................................             400            24,912
   #United States Steel Corp....................................................           3,800           114,722
   *Universal Stainless & Alloy Products, Inc...................................             400            15,892
    Valhi, Inc..................................................................              72             3,875
    Valspar Corp................................................................           4,201           181,651
    Vulcan Materials Co.........................................................           6,300           276,318
    Walter Energy, Inc..........................................................             550            38,022
    Wausau Paper Corp...........................................................           4,000            34,560
    Westlake Chemical Corp......................................................           2,800           163,660
    Worthington Industries, Inc.................................................           4,300            79,163
   *WR Grace & Co...............................................................           1,200            64,248
    Zep, Inc....................................................................           1,225            20,066
   *Zoltek Cos., Inc............................................................           2,200            19,118
                                                                                                   ---------------
Total Materials.................................................................                        12,155,249
                                                                                                   ---------------
Other -- (0.0%)
   .*Gerber Scientific, Inc. Escrow Shares......................................           1,200                --
                                                                                                   ---------------
Real Estate Investment Trusts -- (0.0%)
   *American Tower Corp.........................................................           1,800           114,318
                                                                                                   ---------------
Telecommunication Services -- (3.4%)
   *AboveNet, Inc...............................................................           1,336            88,777
    AT&T, Inc...................................................................         118,504         3,485,203
    Atlantic Tele-Network, Inc..................................................             912            32,914
   *Cbeyond, Inc................................................................           1,878            15,963
    CenturyLink, Inc............................................................          11,330           419,550
   *Cincinnati Bell, Inc........................................................           7,600            26,220
   *Cogent Communications Group, Inc............................................           1,031            15,712
   #Consolidated Communications Holdings, Inc...................................           1,600            30,384
   #*Crown Castle International Corp............................................           1,300            63,024
   *FiberTower Corp.............................................................           2,000               456
   #Frontier Communications Corp................................................          34,815           149,008
   *General Communications, Inc. Class A........................................           3,400            35,394
    HickoryTech Corp............................................................             800             9,192
    IDT Corp. Class B...........................................................             901             7,929
   #*Iridium Communications, Inc................................................           3,600            28,764
   #*Leap Wireless International, Inc...........................................           1,200            10,272
   #*Level 3 Communications, Inc................................................           1,539            28,548
    Lumos Networks Corp.........................................................             900            13,527
   *MetroPCS Communications, Inc................................................          13,411           118,553
   *Neutral Tandem, Inc.........................................................           1,700            20,893
   *NII Holdings, Inc...........................................................           4,601            92,526
    NTELOS Holdings Corp........................................................             900            20,547
   *Pendrell Corp...............................................................           6,846            18,279
   *Premiere Global Services, Inc...............................................           2,450            21,560
   *SBA Communications Corp.....................................................           1,200            54,864
    Shenandoah Telecommunications Co............................................           1,349            13,315
   *Sprint Nextel Corp..........................................................         100,100           212,212

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (Continued)
    SureWest Communications.....................................................             860   $        12,453
   #*Telephone & Data Systems, Inc..............................................           5,226           137,449
   *tw telecom, Inc.............................................................           3,350            67,502
   *United States Cellular Corp.................................................           1,570            72,016
    USA Mobility, Inc...........................................................           1,800            25,470
    Verizon Communications, Inc.................................................          60,896         2,293,343
    Warwick Valley Telephone Co.................................................             100             1,366
   #Windstream Corp.............................................................          13,058           157,610
                                                                                                   ---------------
Total Telecommunication Services................................................                         7,800,795
                                                                                                   ---------------
Utilities -- (2.6%)
   *AES Corp....................................................................          29,896           381,473
    AGL Resources, Inc..........................................................           2,419           100,413
    ALLETE, Inc.................................................................           1,500            62,175
    Alliant Energy Corp.........................................................             747            31,665
    Ameren Corp.................................................................           1,759            55,655
    American Electric Power Co., Inc............................................           1,500            59,340
    American States Water Co....................................................             700            25,319
    American Water Works Co., Inc...............................................           1,182            39,869
    Aqua America, Inc...........................................................           3,100            68,386
   #Artesian Resources Corp. Class A............................................             200             3,780
    Atmos Energy Corp...........................................................           2,364            76,617
    Avista Corp.................................................................           2,100            53,214
    Black Hills Corp............................................................           1,600            54,016
   #*Cadiz, Inc.................................................................             300             2,982
    California Water Service Group..............................................           1,600            29,520
   *Calpine Corp................................................................          13,241           193,319
    CenterPoint Energy, Inc.....................................................           3,100            57,257
    Central Vermont Public Service Corp.........................................             500            17,585
    CH Energy Group, Inc........................................................             700            39,816
    Chesapeake Utilities Corp...................................................             300            12,906
    Cleco Corp..................................................................           1,600            63,616
    CMS Energy Corp.............................................................           2,400            52,392
    Connecticut Water Services, Inc.............................................             400            12,152
    Consolidated Edison, Inc....................................................           1,605            94,631
    Consolidated Water Co., Ltd.................................................             874             6,808
    Constellation Energy Group, Inc.............................................           1,700            61,931
    Dominion Resources, Inc.....................................................           2,519           126,051
    DTE Energy Co...............................................................           1,400            74,494
    Duke Energy Corp............................................................           7,500           159,825
   *Dynegy, Inc.................................................................           7,060            13,132
    Edison International, Inc...................................................           2,985           122,504
    El Paso Electric Co.........................................................           1,500            52,200
    Empire District Electric Co.................................................           1,500            31,245
    Entergy Corp................................................................             600            41,628
   #Exelon Corp.................................................................           3,800           151,164
    FirstEnergy Corp............................................................           1,800            75,996
    Gas Natural, Inc............................................................             200             2,230
    Genie Energy, Ltd. Class B..................................................             901             9,424
   *GenOn Energy, Inc...........................................................          42,594            90,725
    Great Plains Energy, Inc....................................................           3,000            61,860
    Hawaiian Electric Industries, Inc...........................................           2,099            54,469
    IDACORP, Inc................................................................           2,000            84,300
    Integrys Energy Group, Inc..................................................             700            36,337
    ITC Holdings Corp...........................................................           1,260            92,875
   #Laclede Group, Inc..........................................................             900            37,494
    MDU Resources Group, Inc....................................................           1,538            32,882
    MGE Energy, Inc.............................................................             900            40,374
    Middlesex Water Co..........................................................             600            11,334
    National Fuel Gas Co........................................................             800            40,224
    New Jersey Resources Corp...................................................           1,700            81,124

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
    NextEra Energy, Inc.........................................................           2,300   $       137,655
    NiSource, Inc...............................................................           2,033            46,210
    Northeast Utilities, Inc....................................................           1,800            62,550
    Northwest Natural Gas Co....................................................             977            46,456
    NorthWestern Corp...........................................................           1,300            45,682
   *NRG Energy, Inc.............................................................           9,285           156,731
    NSTAR.......................................................................             500            22,465
    NV Energy, Inc..............................................................           5,400            87,480
    OGE Energy Corp.............................................................           1,000            52,860
    ONEOK, Inc..................................................................             815            67,775
   #Ormat Technologies, Inc.....................................................           2,600            42,250
    Otter Tail Corp.............................................................           1,234            27,259
    Pepco Holdings, Inc.........................................................           1,500            29,490
    PG&E Corp...................................................................           1,700            69,122
   #Piedmont Natural Gas Co.....................................................           1,836            60,441
    Pinnacle West Capital Corp..................................................             650            30,719
    PNM Resources, Inc..........................................................           3,005            53,519
    Portland General Electric Co................................................           1,600            39,904
    PPL Corp....................................................................           1,800            50,022
    Progress Energy, Inc........................................................           1,100            59,763
    Public Service Enterprise Group, Inc........................................           9,151           277,641
    Questar Corp................................................................           8,000           154,240
   #SCANA Corp..................................................................           1,100            49,313
    Sempra Energy...............................................................           1,333            75,848
    SJW Corp....................................................................           1,148            27,196
    South Jersey Industries, Inc................................................           1,200            65,856
   #Southern Co. (The)..........................................................           4,558           207,662
    Southwest Gas Corp..........................................................           1,900            79,420
   #*Synthesis Energy Systems, Inc..............................................           2,400             3,696
   #TECO Energy, Inc............................................................           2,000            36,100
    UGI Corp....................................................................           2,863            77,043
    UIL Holdings Corp...........................................................           1,875            64,838
    UniSource Energy Corp.......................................................           1,300            48,438
    Unitil Corp.................................................................             400            11,052
    Vectren Corp................................................................           1,748            49,975
   #Westar Energy, Inc..........................................................           3,000            85,320
    WGL Holdings, Inc...........................................................           1,300            55,445
    Wisconsin Energy Corp.......................................................           1,870            63,580
    Xcel Energy, Inc............................................................           4,745           126,217
    York Water Co...............................................................             462             8,225
                                                                                                   ---------------
Total Utilities.................................................................                         5,936,186
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       200,216,419
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
   *Orchard Supply Hardware Stores Corp.........................................             140               280
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
    .*Pilgrim's Pride Corp. Rights 02/29/12.....................................           1,172               214
                                                                                                   ---------------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund..............................................      26,272,292   $    26,272,292
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
    $117,176 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
    $117,692) to be repurchased at $114,879.....................................   $         115           114,878
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        26,387,170
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $204,141,809)^^.......................................................                   $   226,604,083
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                       ----------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------------------
                                          LEVEL 1       LEVEL 2      LEVEL 3       TOTAL
                                       ------------   -----------    -------   ------------
Common Stocks
   Consumer Discretionary...........   $ 30,031,039            --       --     $ 30,031,039
   Consumer Staples.................     10,758,302            --       --       10,758,302
   Energy...........................     26,641,717            --       --       26,641,717
   Financials.......................     41,175,509            --       --       41,175,509
   Health Care......................      7,170,576            --       --        7,170,576
   Industrials......................     26,412,701            --       --       26,412,701
   Information Technology...........     32,020,027            --       --       32,020,027
   Materials........................     12,155,249            --       --       12,155,249
   Other............................             --            --       --               --
   Real Estate Investment Trusts....        114,318            --       --          114,318
   Telecommunication Services.......      7,800,795            --       --        7,800,795
Utilities...........................      5,936,186            --       --        5,936,186
   Preferred Stocks
   Consumer Discretionary...........            280            --       --              280
Rights/Warrants.....................             --   $       214       --              214
Securities Lending Collateral.......             --    26,387,170       --       26,387,170
                                       ------------   -----------      ---     ------------
TOTAL...............................   $200,216,699   $26,387,384       --     $226,604,083
                                       ============   ===========      ===     ============

               See accompanying Notes to Schedules of Investments.

                      U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (11.9%)
   *1-800-FLOWERS.COM, Inc. Class A.............................................             900   $         2,592
    A.H. Belo Corp. Class A.....................................................             200             1,188
    Aaron's, Inc................................................................           1,500            39,915
    Abercrombie & Fitch Co......................................................           1,100            50,534
    Advance Auto Parts, Inc.....................................................             400            30,656
   *Aeropostale, Inc............................................................           1,290            21,117
   *Amazon.com, Inc.............................................................           2,100           408,324
   *AMC Networks, Inc. Class A..................................................             575            24,587
   *American Apparel, Inc.......................................................           1,450             1,086
   *American Axle & Manufacturing Holdings, Inc.................................             900            10,854
    American Eagle Outfitters, Inc..............................................           3,219            45,356
   *America's Car-Mart, Inc.....................................................             200             7,588
   #*Amerigon, Inc..............................................................             600             9,210
   *ANN, INC....................................................................           1,272            30,859
   *Apollo Group, Inc. Class A..................................................           1,200            62,892
    Arbitron, Inc...............................................................             600            21,426
   *Archipelago Learning, Inc...................................................             667             6,930
   *Arctic Cat, Inc.............................................................             300             8,952
   *Asbury Automotive Group, Inc................................................             500            11,455
   *Ascena Retail Group, Inc....................................................           1,300            45,981
   *Ascent Capital Group, Inc. Class A..........................................             600            28,434
   #Autoliv, Inc................................................................           1,322            83,405
   #*AutoNation, Inc............................................................           2,800           100,128
   #*Barnes & Noble, Inc........................................................           1,400            16,898
    Bassett Furniture Industries, Inc...........................................             500             4,015
    bebe stores, Inc............................................................           2,100            18,396
   *Bed Bath & Beyond, Inc......................................................           1,000            60,700
    Belo Corp. Class A..........................................................           2,882            21,413
   *Benihana, Inc...............................................................              22               240
   #Best Buy Co., Inc...........................................................           8,599           205,946
    Big 5 Sporting Goods Corp...................................................             421             3,343
   *Big Lots, Inc...............................................................           2,700           106,623
   *BJ's Restaurants, Inc.......................................................             327            16,360
   #*Blue Nile, Inc.............................................................             100             4,035
    Blyth, Inc..................................................................             200            12,590
    Bob Evans Farms, Inc........................................................             500            17,665
   *Body Central Corp...........................................................             200             5,376
   #Books-A-Million, Inc........................................................             300               729
   #*BorgWarner, Inc............................................................           2,900           216,427
   #*Bridgepoint Education, Inc.................................................           1,198            29,459
   *Brookfield Residential Properties, Inc......................................             688             6,054
   #Buckle, Inc.................................................................             750            32,723
   *Buffalo Wild Wings, Inc.....................................................             200            13,312
   *Build-A-Bear-Workshop, Inc..................................................             500             4,085
   *Cabela's, Inc...............................................................           1,600            41,728
    Cablevision Systems Corp....................................................           2,300            33,465
   *Cache, Inc..................................................................             200             1,302
    Callaway Golf Co............................................................           2,021            13,541
   *Cambium Learning Group, Inc.................................................             900             2,898
   *Career Education Corp.......................................................             700             7,077
   *Caribou Coffee Co., Inc.....................................................             600            10,176
   *CarMax, Inc.................................................................           3,400           103,462
   *Carmike Cinemas, Inc........................................................             400             2,848
    Carriage Services, Inc......................................................              30               172
   *Carrols Restaurant Group, Inc...............................................             100             1,131
   *Carter's, Inc...............................................................           1,600            67,072
   *Casual Male Retail Group, Inc...............................................             900             2,844
    Cato Corp. Class A..........................................................             520            13,941

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Cavco Industries, Inc.......................................................             300   $        13,656
    CBS Corp. Class A...........................................................             300             8,775
    CBS Corp. Class B...........................................................           6,161           175,465
    CEC Entertainment, Inc......................................................             200             7,034
   *Central European Media Enterprises, Ltd. Class A............................           2,252            15,741
   *Charming Shoppes, Inc.......................................................           2,720            13,491
   *Charter Communications, Inc. Class A........................................             513            29,569
   #*Cheesecake Factory, Inc....................................................             600            17,748
    Chico's FAS, Inc............................................................           4,100            46,904
   #*Children's Place Retail Stores, Inc. (The).................................             400            19,956
   #*Chipotle Mexican Grill, Inc................................................             200            73,458
    Choice Hotels International, Inc............................................             200             7,268
    Christopher & Banks Corp....................................................             600             1,242
    Churchill Downs, Inc........................................................               6               336
    Cinemark Holdings, Inc......................................................           4,200            82,824
   *Citi Trends, Inc............................................................             400             3,608
   *Clear Channel Outdoor Holdings, Inc. Class A................................             600             7,260
    Coach, Inc..................................................................           1,100            77,055
   #*Coinstar, Inc..............................................................             300            14,919
   *Coldwater Creek, Inc........................................................           1,498             1,318
   #*Collective Brands, Inc.....................................................             992            16,527
    Collectors Universe, Inc....................................................             300             4,620
   #Columbia Sportswear Co......................................................             800            36,680
    Comcast Corp. Class A.......................................................          22,649           602,237
    Comcast Corp. Special Class A...............................................           8,600           219,214
   *Conn's, Inc.................................................................             765             8,874
    Cooper Tire & Rubber Co.....................................................             400             6,024
    Core-Mark Holding Co., Inc..................................................             250            10,152
   *Cost Plus, Inc..............................................................             300             4,065
    Cracker Barrel Old Country Store, Inc.......................................             236            12,383
   *Crocs, Inc..................................................................           2,000            38,040
    CSS Industries, Inc.........................................................             242             5,184
   *Culp, Inc...................................................................             400             3,644
   *Cumulus Media, Inc. Class A.................................................           1,087             3,826
    D.R. Horton, Inc............................................................          11,461           159,537
    Darden Restaurants, Inc.....................................................           2,100            96,327
   #*Deckers Outdoor Corp.......................................................           1,500           121,275
   *dELiA*s, Inc................................................................             400               428
   *Delta Apparel, Inc..........................................................             231             3,534
    Destination Maternity Corp..................................................             400             6,676
    Dick's Sporting Goods, Inc..................................................             600            24,726
   *Digital Generation, Inc.....................................................             400             5,560
   #Dillard's, Inc. Class A.....................................................           1,500            66,375
   *DineEquity, Inc.............................................................             300            14,256
   *DIRECTV Class A.............................................................           5,852           263,399
   *Discovery Communications, Inc. Class A......................................           1,800            77,184
   *Discovery Communications, Inc. Class C......................................           2,074            80,575
    DISH Network Corp...........................................................           1,900            53,048
   *Dolan Co....................................................................           1,300            12,259
   *Dollar General Corp.........................................................             800            34,088
   *Dollar Tree, Inc............................................................           1,200           101,772
   *Domino's Pizza, Inc.........................................................             700            22,855
   #*DreamWorks Animation SKG, Inc. Class A.....................................           2,051            36,405
   *Drew Industries, Inc........................................................             400            10,388
    DSW, Inc. Class A...........................................................           1,035            51,719
   *E.W. Scripps Co. Class A (The)..............................................           1,807            15,305
   *Education Management Corp...................................................             729            18,611
    Einstein Noah Restaurant Group, Inc.........................................             414             6,164
   *Emerson Radio Corp..........................................................             900             1,584
   *Entercom Communications Corp. Class A.......................................             500             3,860
   #Ethan Allen Interiors, Inc..................................................             700            16,520

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Express, Inc................................................................           1,359   $        29,409
    Family Dollar Stores, Inc...................................................           1,000            55,800
   *Federal-Mogul Corp..........................................................           2,576            42,736
    Finish Line, Inc. Class A (The).............................................           1,000            21,150
   *Fisher Communications, Inc..................................................             400            12,036
    Foot Locker, Inc............................................................           4,651           122,042
   #*Ford Motor Co..............................................................          28,200           350,244
   #*Fossil, Inc................................................................           1,050            99,802
    Fred's, Inc. Class A........................................................             800            11,800
   #*Fuel Systems Solutions, Inc................................................             400             8,348
   *Full House Resorts, Inc.....................................................             300               834
   *Furniture Brands International, Inc.........................................             400               676
   *Gaiam, Inc. Class A.........................................................             700             2,506
    Gaming Partners International Corp..........................................             100               646
    Gannett Co., Inc............................................................           5,666            80,287
    Gap, Inc....................................................................           7,581           143,887
   #Garmin, Ltd.................................................................           3,700           154,290
   *Geeknet, Inc................................................................              50               870
   *General Motors Co...........................................................              36               865
   *Genesco, Inc................................................................             400            24,428
    Gentex Corp.................................................................           2,500            67,175
    Genuine Parts Co............................................................           2,007           128,006
   *G-III Apparel Group, Ltd....................................................             513            11,712
   *Global Sources, Ltd.........................................................             600             3,648
   *Goodyear Tire & Rubber Co...................................................           6,300            81,900
   *Gordmans Stores, Inc........................................................             317             4,606
   *Grand Canyon Education, Inc.................................................              30               503
   *Gray Television, Inc........................................................             800             1,640
   #Group 1 Automotive, Inc.....................................................             400            21,336
    Guess?, Inc.................................................................           1,814            54,420
   *Hanesbrands, Inc............................................................           3,100            76,260
   #Harley-Davidson, Inc........................................................           1,850            81,752
    Harte-Hanks, Inc............................................................           1,700            16,405
   #Hasbro, Inc.................................................................           1,500            52,365
    Haverty Furniture Cos., Inc.................................................             300             3,744
   *Heelys, Inc.................................................................             400               728
   *Helen of Troy, Ltd..........................................................             846            27,216
   #*hhgregg, Inc...............................................................             700             7,126
   *Hibbett Sporting Goods, Inc.................................................             200             9,586
    Hooker Furniture Corp.......................................................             300             3,615
    Hot Topic, Inc..............................................................             800             5,856
   #*Hovnanian Enterprises, Inc. Class A........................................             400               968
    HSN, Inc....................................................................           1,155            41,222
   #*Hyatt Hotels Corp. Class A.................................................             512            21,821
   *Iconix Brand Group, Inc.....................................................           2,600            47,866
    Interpublic Group of Cos., Inc. (The).......................................           8,900            91,937
   #*iRobot Corp................................................................             463            15,298
   #*ITT Educational Services, Inc..............................................             500            32,935
   #J.C. Penney Co., Inc........................................................           7,182           298,412
   *Jack in the Box, Inc........................................................             295             6,254
    JAKKS Pacific, Inc..........................................................             600             9,168
    Jarden Corp.................................................................             500            16,845
   #Johnson Controls, Inc.......................................................           8,800           279,576
    Jones Group, Inc. (The).....................................................           3,013            27,509
   #*Jos. A. Bank Clothiers, Inc................................................             600            28,650
   *Journal Communications, Inc. Class A........................................           1,300             6,682
   #*K12, Inc...................................................................              99             2,217
   #KB Home.....................................................................           1,900            17,138
   *Kenneth Cole Productions, Inc. Class A......................................             400             4,916
   *Kid Brands, Inc.............................................................             500             1,715
   *Kirkland's, Inc.............................................................             500             7,485

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Knology, Inc................................................................           1,200   $        18,084
   #Kohl's Corp.................................................................           4,457           204,977
   *K-Swiss, Inc. Class A.......................................................             700             2,366
   *Lakes Entertainment, Inc....................................................             500             1,020
   #*Lamar Advertising Co. Class A..............................................           1,946            55,675
   *Las Vegas Sands Corp........................................................           2,000            98,220
   *La-Z-Boy, Inc...............................................................           1,500            19,770
   *Leapfrog Enterprises, Inc...................................................           1,200             6,948
    Lear Corp...................................................................           1,813            75,965
   *Lee Enterprises, Inc........................................................           1,000             1,330
   #Leggett & Platt, Inc........................................................           5,817           124,833
   #Lennar Corp. Class A........................................................           5,400           116,046
    Lennar Corp. Class B Voting.................................................           1,600            27,536
   *Libbey, Inc.................................................................             300             4,518
   *Liberty Global, Inc. Class A................................................           2,655           121,811
   *Liberty Global, Inc. Class C................................................           2,901           128,108
   *Liberty Interactive Corp. Class A...........................................          12,035           206,039
   *Liberty Media Corp. - Liberty Capital Class A...............................           4,646           382,901
   *Liberty Media Corp. - Liberty Capital Class B...............................              17             1,421
   *Life Time Fitness, Inc......................................................             500            24,570
    Lifetime Brands, Inc........................................................             200             2,370
    Limited Brands, Inc.........................................................           4,900           205,114
   *LIN TV Corp. Class A........................................................             400             1,612
   #Lithia Motors, Inc. Class A.................................................             600            13,326
   *Live Nation Entertainment, Inc..............................................           7,660            78,745
   *LKQ Corp....................................................................           4,405           143,603
   #*LodgeNet Interactive Corp..................................................             600             2,160
    Lowe's Cos., Inc............................................................          12,513           335,724
   *Lululemon Athletica, Inc....................................................           1,000            63,130
   *M/I Homes, Inc..............................................................             500             5,675
    Mac-Gray Corp...............................................................             400             5,576
    Macy's, Inc.................................................................           9,700           326,793
   *Madison Square Garden Co. (The).............................................           1,980            56,806
   *Maidenform Brands, Inc......................................................             400             8,000
   *Mannatech, Inc..............................................................              16                67
    Marcus Corp.................................................................             300             3,633
   *Marine Products Corp........................................................             700             4,179
   *MarineMax, Inc..............................................................             700             5,754
   #Marriott International, Inc. Class A........................................           3,213           110,688
   #*Marriott Vacations Worldwide Corp..........................................             311             6,453
    Martha Stewart Living Omnimedia, Inc. Class A...............................             700             3,080
    Mattel, Inc.................................................................           3,700           114,700
   *McClatchy Co. (The).........................................................           1,600             3,760
    McDonald's Corp.............................................................           4,200           416,010
    McGraw-Hill Cos., Inc.......................................................           3,314           152,444
   #*Media General, Inc. Class A................................................             600             2,412
    Men's Wearhouse, Inc. (The).................................................           2,100            72,429
   #Meredith Corp...............................................................           1,642            51,707
   *Meritage Homes Corp.........................................................           1,100            26,620
   *MGM Resorts International...................................................          11,814           154,173
   *Midas, Inc..................................................................             300             2,550
   *Mohawk Industries, Inc......................................................           3,800           232,408
   #Monro Muffler Brake, Inc....................................................             581            24,367
   *Monster Beverage Corp.......................................................             465            48,597
   #Morningstar, Inc............................................................           1,063            63,482
   *Motorcar Parts of America, Inc..............................................             440             2,825
    Movado Group, Inc...........................................................             605            11,138
   *Nathan's Famous, Inc........................................................             200             4,188
    National CineMedia, Inc.....................................................           1,505            20,498
   *Nautilus, Inc...............................................................             296               716
   *Navarre Corp................................................................             595               863

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Netflix, Inc................................................................             600   $        72,120
   *New York & Co., Inc.........................................................           1,300             3,627
   *New York Times Co. Class A (The)............................................           6,000            44,700
    Newell Rubbermaid, Inc......................................................           3,280            60,582
    News Corp. Class A..........................................................          26,724           503,213
    News Corp. Class B..........................................................           7,900           153,813
   *Nexstar Broadcasting Group, Inc. Class A....................................             500             4,235
    NIKE, Inc. Class B..........................................................           4,786           497,696
    Nordstrom, Inc..............................................................           2,400           118,512
   #Nutrisystem, Inc............................................................             400             4,760
   *NVR, Inc....................................................................             200           138,650
   *Office Depot, Inc...........................................................          12,382            33,803
   #Omnicom Group, Inc..........................................................           3,300           150,513
   *Orbitz Worldwide, Inc.......................................................           1,700             6,222
   *Orchard Supply Hardware Stores Corp. Class A................................              76             1,370
   *O'Reilly Automotive, Inc....................................................           1,133            92,351
    Outdoor Channel Holdings, Inc...............................................             500             3,525
   *Overstock.com, Inc..........................................................             299             2,021
    Oxford Industries, Inc......................................................             400            20,372
   #P.F. Chang's China Bistro, Inc..............................................              87             2,833
   *Pacific Sunwear of California, Inc..........................................           1,600             2,880
   *Panera Bread Co. Class A....................................................             200            29,650
   *Papa John's International, Inc..............................................              84             3,254
   #*Peet's Coffee & Tea, Inc...................................................             300            18,246
   *Penn National Gaming, Inc...................................................             720            29,477
    Penske Automotive Group, Inc................................................           2,300            51,474
    Pep Boys - Manny, Moe & Jack (The)..........................................           1,600            24,000
   #PetMed Express, Inc.........................................................             600             7,482
    PetSmart, Inc...............................................................           1,100            58,542
   *Pier 1 Imports, Inc.........................................................           1,700            26,435
   #Polaris Industries, Inc.....................................................           1,200            77,280
    Pool Corp...................................................................             800            27,224
   #*PulteGroup, Inc............................................................           7,069            52,664
    PVH Corp....................................................................           2,502           193,129
   *Quiksilver, Inc.............................................................           5,500            24,530
    R.G. Barry Corp.............................................................             400             4,896
   #*Radio One, Inc. Class D....................................................           1,000             1,020
   #RadioShack Corp.............................................................           4,155            29,833
    Ralph Lauren Corp...........................................................             500            76,000
   *Red Lion Hotels Corp........................................................              44               322
   *Red Robin Gourmet Burgers, Inc..............................................             200             6,142
   #Regal Entertainment Group...................................................           3,200            39,840
    Regis Corp..................................................................             324             5,553
    Rent-A-Center, Inc..........................................................           1,500            50,730
   *Rentrak Corp................................................................             200             3,422
    Ross Stores, Inc............................................................           1,000            50,820
   #*Rue21, Inc.................................................................             400             9,684
   #Ryland Group, Inc. (The)....................................................           1,200            21,840
   *Saga Communications, Inc. Class A...........................................             100             4,125
   #*Saks, Inc..................................................................           3,900            38,922
   *Salem Communications Corp. Class A..........................................             400             1,096
   *Sally Beauty Holdings, Inc..................................................           3,806            78,480
    Scholastic Corp.............................................................             800            23,608
   *Scientific Games Corp. Class A..............................................           1,408            15,756
   #Scripps Networks Interactive, Inc...........................................           1,200            52,032
   *Sealy Corp..................................................................             794             1,151
   #*Sears Holdings Corp........................................................           1,701            71,697
   *Select Comfort Corp.........................................................             600            15,048
    Service Corp. International.................................................             348             3,863
   *Shiloh Industries, Inc......................................................             200             1,644
   *Shoe Carnival, Inc..........................................................             200             5,058

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   *Shuffle Master, Inc.........................................................             400   $         5,120
   #*Shutterfly, Inc............................................................             700            16,604
    Signet Jewelers, Ltd. ADR...................................................           2,200           100,276
    Sinclair Broadcast Group, Inc. Class A......................................           1,000            12,280
   *SIRIUS XM Radio, Inc........................................................           3,416             7,139
    Six Flags Entertainment Corp................................................           1,620            71,005
   #*Skechers U.S.A., Inc. Class A..............................................           1,300            15,808
    Skyline Corp................................................................             100               621
   #Sonic Automotive, Inc. Class A..............................................           1,000            15,590
    Spartan Motors, Inc.........................................................             700             4,249
    Stage Stores, Inc...........................................................             500             7,690
    Standard Motor Products, Inc................................................             500            10,345
   *Standard Pacific Corp.......................................................           3,043            11,077
   *Stanley Furniture Co., Inc..................................................             264               927
    Staples, Inc................................................................          13,899           203,342
    Starbucks Corp..............................................................           9,100           436,163
    Starwood Hotels & Resorts Worldwide, Inc....................................           2,200           119,328
   *Stein Mart, Inc.............................................................           1,000             7,250
   *Steiner Leisure, Ltd........................................................             252            12,444
   *Steinway Musical Instruments, Inc...........................................             108             2,695
   *Steven Madden, Ltd..........................................................             900            37,026
   *Stoneridge, Inc.............................................................             400             3,748
   #Strayer Education, Inc......................................................             203            22,086
    Sturm Ruger & Co., Inc......................................................             300            11,895
   *Systemax, Inc...............................................................             600            10,566
   #*Talbots, Inc...............................................................             293               949
    Target Corp.................................................................           6,900           350,589
   #*Tempur-Pedic International, Inc............................................             800            53,368
   #*Tesla Motors, Inc..........................................................           1,700            49,419
    Texas Roadhouse, Inc........................................................             619             9,384
    Thor Industries, Inc........................................................           1,400            42,924
    Tiffany & Co................................................................           2,178           138,956
    Time Warner Cable, Inc......................................................           3,802           280,283
   #Time Warner, Inc............................................................          19,906           737,716
    TJX Cos., Inc. (The)........................................................           4,500           306,630
   *Toll Brothers, Inc..........................................................           3,780            82,442
    Tractor Supply Co...........................................................           1,200            96,924
   *Trans World Entertainment Corp..............................................           1,000             2,470
   *True Religion Apparel, Inc..................................................             667            24,172
   *Tuesday Morning Corp........................................................           1,000             3,400
    Tupperware Brands Corp......................................................           2,450           153,958
   *Ulta Salon Cosmetics & Fragrance, Inc.......................................             900            68,598
   #*Under Armour, Inc. Class A.................................................             900            71,658
   *Unifi, Inc..................................................................             433             4,213
   *Universal Electronics, Inc..................................................             600            11,100
   #*Urban Outfitters, Inc......................................................             800            21,200
   *US Auto Parts Network, Inc..................................................             600             2,988
    V.F. Corp...................................................................           1,480           194,605
    Vail Resorts, Inc...........................................................             375            16,354
   *Valassis Communications, Inc................................................           1,465            33,329
   *Valuevision Media, Inc. Class A.............................................             600               948
    Viacom, Inc. Class A........................................................             400            21,108
    Viacom, Inc. Class B........................................................           4,200           197,568
   #Virgin Media, Inc...........................................................           2,707            64,535
   *Visteon Corp................................................................             400            19,200
   *Vitamin Shoppe, Inc.........................................................             676            28,892
   *VOXX International Corp.....................................................             218             2,773
   *WABCO Holdings, Inc.........................................................           1,483            76,894
    Walt Disney Co. (The).......................................................          25,114           976,935
   *Warnaco Group, Inc..........................................................           1,200            69,900
   #Washington Post Co. Class B.................................................             200            75,742

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   #Weight Watchers International, Inc..........................................           1,000   $        76,130
    Wendy's Co. (The)...........................................................           9,508            44,593
   *West Marine, Inc............................................................             591             7,163
   *Wet Seal, Inc. Class A (The)................................................           2,500             8,750
   #Whirlpool Corp..............................................................           2,100           114,072
    Wiley (John) & Sons, Inc. Class A...........................................           1,600            72,624
    Williams-Sonoma, Inc........................................................           3,400           121,924
   #*Winnebago Industries, Inc..................................................             398             3,638
    Wolverine World Wide, Inc...................................................           1,600            62,544
   #World Wrestling Entertainment, Inc. Class A.................................             600             5,694
    Wyndham Worldwide Corp......................................................           3,300           131,208
    Yum! Brands, Inc............................................................           2,137           135,336
   #*Zale Corp..................................................................             300               855
   #*Zumiez, Inc................................................................             700            19,992
                                                                                                   ---------------
Total Consumer Discretionary....................................................                        21,632,112
                                                                                                   ---------------
Consumer Staples -- (7.1%)
    Altria Group, Inc...........................................................          10,400           295,360
    Andersons, Inc. (The).......................................................             227             9,205
    Avon Products, Inc..........................................................           6,964           123,750
    Brown-Forman Corp. Class B..................................................           1,300           105,573
   #Campbell Soup Co............................................................           3,865           122,521
    Casey's General Stores, Inc.................................................             400            20,376
    Church & Dwight Co., Inc....................................................           2,600           117,962
    Clorox Co. (The)............................................................           1,748           120,018
    Coca-Cola Co. (The).........................................................          15,065         1,017,339
    Coca-Cola Enterprises, Inc..................................................           6,013           161,088
    Colgate-Palmolive Co........................................................           5,374           487,529
    ConAgra Foods, Inc..........................................................           6,429           171,461
   *Constellation Brands, Inc. Class A..........................................           2,918            60,986
    Costco Wholesale Corp.......................................................             900            74,043
   *Craft Brew Alliance, Inc....................................................             500             3,130
    CVS Caremark Corp...........................................................          23,697           989,350
   *Dean Foods Co...............................................................           9,842           105,900
    Dr. Pepper Snapple Group, Inc...............................................           3,600           139,752
   *Elizabeth Arden, Inc........................................................             600            21,582
   *Energizer Holdings, Inc.....................................................             928            71,567
    Estee Lauder Cos., Inc......................................................           3,800           220,134
    Flowers Foods, Inc..........................................................           4,800            92,880
    Fortune Brands, Inc.........................................................           2,650           138,622
   #*Fresh Market, Inc. (The)...................................................             135             5,813
    General Mills, Inc..........................................................           6,000           238,980
   #*Green Mountain Coffee Roasters, Inc........................................           1,950           104,013
    H.J. Heinz Co...............................................................           2,800           145,180
    Herbalife, Ltd..............................................................           1,000            57,880
    Hormel Foods Corp...........................................................           3,498           100,672
    Ingles Markets, Inc. Class A................................................             200             3,486
    Inter Parfums, Inc..........................................................             550             9,185
    J.M. Smucker Co.............................................................           2,800           220,584
    Kellogg Co..................................................................           3,200           158,464
    Kimberly-Clark Corp.........................................................           2,920           208,955
    Kraft Foods, Inc. Class A...................................................          20,857           798,823
    Kroger Co. (The)............................................................           5,400           128,304
    McCormick & Co., Inc........................................................           1,531            77,377
   *Medifast, Inc...............................................................             200             3,296
    Molson Coors Brewing Co. Class B............................................           3,289           141,065
    Nu Skin Enterprises, Inc. Class A...........................................             600            29,970
    Oil-Dri Corp. of America....................................................               2                42
   *Overhill Farms, Inc.........................................................             400             1,632
    PepsiCo, Inc................................................................          14,135           928,245
    Philip Morris International, Inc............................................           8,500           635,545

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   *Prestige Brands Holdings, Inc...............................................             900   $        11,556
    PriceSmart, Inc.............................................................             200            13,330
    Procter & Gamble Co. (The)..................................................          22,581         1,423,506
    Reliv' International, Inc...................................................             400               500
   *Revlon, Inc.................................................................             650            10,244
    Reynolds American, Inc......................................................           5,600           219,688
   #Safeway, Inc................................................................           9,882           217,206
    Sara Lee Corp...............................................................           7,678           147,034
   *Schiff Nutrition International, Inc.........................................             600             6,402
   *Smithfield Foods, Inc.......................................................           1,757            39,234
    Spartan Stores, Inc.........................................................             400             7,496
   *Spectrum Brands Holdings, Inc...............................................           1,061            30,716
   #SUPERVALU, Inc..............................................................          11,018            76,134
   *Susser Holdings Corp........................................................             203             4,842
    Sysco Corp..................................................................           2,300            69,253
   #Tootsie Roll Industries, Inc................................................           1,228            29,767
   *United Natural Foods, Inc...................................................             554            24,404
   #*USANA Health Sciences, Inc.................................................             200             6,956
   #Walgreen Co.................................................................           9,093           303,342
    Wal-Mart Stores, Inc........................................................          21,704         1,331,757
    WD-40 Co....................................................................             300            13,122
    Weis Markets, Inc...........................................................             340            14,372
   #Whole Foods Market, Inc.....................................................           3,500           259,105
   *Winn-Dixie Stores, Inc......................................................             800             7,560
                                                                                                   ---------------
Total Consumer Staples..........................................................                        12,935,165
                                                                                                   ---------------
Energy -- (11.4%)
    Alon USA Energy, Inc........................................................           1,500            14,490
   *Alpha Natural Resources, Inc................................................           2,835            57,040
    Anadarko Petroleum Corp.....................................................           5,481           442,426
    Apache Corp.................................................................           4,307           425,876
   #*Approach Resources, Inc....................................................             886            31,125
    Arch Coal, Inc..............................................................           3,500            50,505
   *Atwood Oceanics, Inc........................................................           2,700           124,146
    Baker Hughes, Inc...........................................................           6,836           335,853
   *Basic Energy Services, Inc..................................................           1,000            18,010
    Berry Petroleum Co. Class A.................................................           2,300           103,523
   *Bill Barrett Corp...........................................................           2,201            60,792
    Bolt Technology Corp........................................................             200             2,398
   #*BPZ Resources, Inc.........................................................           5,400            17,604
    Bristow Group, Inc..........................................................           1,400            68,684
    Cabot Oil & Gas Corp........................................................           5,400           172,260
   *Cal Dive International, Inc.................................................           3,800            11,438
   *Callon Petroleum Co.........................................................           1,000             6,000
   *Cameron International Corp..................................................           2,174           115,657
   #CARBO Ceramics, Inc.........................................................             700            68,075
   #*Carrizo Oil & Gas, Inc.....................................................           1,000            24,290
    Chesapeake Energy Corp......................................................           8,604           181,803
    Chevron Corp................................................................          19,201         1,979,239
  .*China Natural Gas, Inc......................................................             400               768
    Cimarex Energy Co...........................................................           1,658            96,794
   #*Clayton Williams Energy, Inc...............................................             300            24,417
   #*Clean Energy Fuels Corp....................................................           2,257            33,765
   *Cloud Peak Energy, Inc......................................................           2,240            42,448
   *Complete Production Services, Inc...........................................           3,000           101,100
   *Comstock Resources, Inc.....................................................           1,693            20,384
   *Concho Resources, Inc.......................................................           2,700           287,982
    ConocoPhillips..............................................................           8,000           545,680
   *Contango Oil & Gas Co.......................................................             600            37,368
   #*Continental Resources, Inc.................................................           1,100            88,748
   *Core Laboratories NV........................................................             400            42,492

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   *CREDO Petroleum Corp........................................................             200   $         2,050
   *Crosstex Energy, Inc........................................................           2,100            26,376
   *CVR Energy, Inc.............................................................           2,897            72,251
   *Dawson Geophysical Co.......................................................             300            10,677
    Delek US Holdings, Inc......................................................           1,400            17,626
   *Denbury Resources, Inc......................................................           9,256           174,568
    Devon Energy Corp...........................................................           6,004           383,115
    DHT Holdings, Inc...........................................................           2,900             3,074
   #Diamond Offshore Drilling, Inc..............................................           2,200           137,060
   *Double Eagle Petroleum Co...................................................             400             2,652
   #*Dresser-Rand Group, Inc....................................................           2,700           138,321
   #*Dril-Quip, Inc.............................................................           1,320            87,080
    El Paso Corp................................................................           8,513           228,744
   #*Endeavour International Corp...............................................           1,175            12,432
    Energen Corp................................................................           2,748           132,371
   *Energy Partners, Ltd........................................................           1,400            22,372
   *Energy XXI (Bermuda), Ltd...................................................           1,509            49,540
   *ENGlobal Corp...............................................................             600             1,260
    EOG Resources, Inc..........................................................           4,738           502,891
    EQT Corp....................................................................           2,200           111,144
   *Evolution Petroleum Corp....................................................             400             3,584
   #EXCO Resources, Inc.........................................................           1,900            14,934
   *Exterran Holdings, Inc......................................................           2,300            21,344
    Exxon Mobil Corp............................................................          33,854         2,834,934
   *FMC Technologies, Inc.......................................................           3,900           199,329
   *Forest Oil Corp.............................................................           2,701            35,113
   #*FX Energy, Inc.............................................................             600             3,312
   *Geokinetics, Inc............................................................             400               940
   *GeoMet, Inc.................................................................             348               251
   #*GeoResources, Inc..........................................................             909            27,824
   #*GMX Resources, Inc.........................................................           2,387             2,101
   *Green Plains Renewable Energy, Inc..........................................             918            10,419
    Gulf Island Fabrication, Inc................................................             600            18,210
   *Gulfmark Offshore, Inc. Class A.............................................           1,100            50,292
   *Gulfport Energy Corp........................................................           1,800            59,166
    Halliburton Co..............................................................           9,257           340,472
   #*Harvest Natural Resources, Inc.............................................           1,100             7,568
   *Helix Energy Solutions Group, Inc...........................................           4,600            75,670
    Helmerich & Payne, Inc......................................................           3,100           191,301
   *Hercules Offshore, Inc......................................................           5,300            23,797
    Hess Corp...................................................................           3,465           195,080
   *HKN, Inc....................................................................             349               876
    HollyFrontier Corp..........................................................           2,938            86,201
   *Hornbeck Offshore Services, Inc.............................................           1,252            40,928
   #*Houston American Energy Corp...............................................             500             6,175
   #*ION Geophysical Corp.......................................................           4,900            36,407
   #*James River Coal Co........................................................           1,300             8,177
   *Key Energy Services, Inc....................................................           5,027            72,791
   *Kodiak Oil & Gas Corp.......................................................             300             2,721
   *Lone Pine Resources, Inc....................................................           1,474             9,832
   #Lufkin Industries, Inc......................................................           1,200            90,264
    Marathon Oil Corp...........................................................          13,110           411,523
    Marathon Petroleum Corp.....................................................           4,458           170,385
   *Matrix Service Co...........................................................             900            10,476
   *McDermott International, Inc................................................           4,813            58,526
   #*McMoran Exploration Co.....................................................           5,350            62,756
   *Mitcham Industries, Inc.....................................................             400             8,784
    Murphy Oil Corp.............................................................           4,529           269,928
   *Nabors Industries, Ltd......................................................           7,100           132,202
    National Oilwell Varco, Inc.................................................           5,392           398,900
   *Natural Gas Services Group, Inc.............................................             400             5,516

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   *Newfield Exploration Co.....................................................           2,100   $        79,401
   *Newpark Resources, Inc......................................................           4,100            33,374
   *Noble Corp..................................................................           8,280           288,475
    Noble Energy, Inc...........................................................           2,222           223,689
   #*Northern Oil & Gas, Inc....................................................           2,206            55,150
   #*Oasis Petroleum, Inc.......................................................           2,151            72,575
    Occidental Petroleum Corp...................................................           7,129           711,260
    Oceaneering International, Inc..............................................           3,400           165,206
   *Oil States International, Inc...............................................           1,578           125,751
   #Overseas Shipholding Group, Inc.............................................             800            10,168
   *OYO Geospace Corp...........................................................             200            17,602
    Panhandle Oil & Gas, Inc. Class A...........................................             200             5,748
   *Parker Drilling Co..........................................................           4,100            26,650
   #*Patriot Coal Corp..........................................................           2,600            19,760
    Patterson-UTI Energy, Inc...................................................           5,600           105,672
    Peabody Energy Corp.........................................................           1,200            40,908
    Penn Virginia Corp..........................................................             950             4,398
   *Petroleum Development Corp..................................................             837            26,056
   #*PetroQuest Energy, Inc.....................................................           2,500            16,050
   *PHI, Inc....................................................................             505            13,312
   *Pioneer Drilling Co.........................................................           2,600            23,192
    Pioneer Natural Resources Co................................................           3,996           396,803
   *Plains Exploration & Production Co..........................................           4,510           170,117
    QEP Resources, Inc..........................................................           5,000           143,200
   #*Quicksilver Resources, Inc.................................................           3,982            19,950
   #*RAM Energy Resources, Inc..................................................             400             1,460
    Range Resources Corp........................................................           2,900           166,808
   *Rex Energy Corp.............................................................           2,000            18,920
   *Rosetta Resources, Inc......................................................           1,900            91,181
   *Rowan Cos., Inc.............................................................           3,887           132,197
   #RPC, Inc....................................................................           3,750            57,188
   #*SandRidge Energy, Inc......................................................           9,999            77,792
    Schlumberger, Ltd...........................................................          16,550         1,244,064
   *SEACOR Holdings, Inc........................................................             900            82,377
   *SemGroup Corp. Class A......................................................           1,268            33,564
   #Ship Finance International, Ltd.............................................           1,707            19,170
    SM Energy Co................................................................           1,900           137,902
    Southern Union Co...........................................................           1,417            61,455
   *Southwestern Energy Co......................................................           4,164           129,667
    Spectra Energy Corp.........................................................           6,400           201,536
   *Stone Energy Corp...........................................................           1,600            44,880
    Sunoco, Inc.................................................................           2,023            77,602
   #*Superior Energy Services, Inc..............................................           3,011            85,844
   *Swift Energy Co.............................................................           1,600            53,040
    Teekay Corp.................................................................           2,863            78,503
   #*Tesco Corp.................................................................             846            11,742
   *Tesoro Corp.................................................................           5,300           132,659
   *Tetra Technologies, Inc.....................................................           2,500            23,350
   *TGC Industries, Inc.........................................................             330             2,693
    Tidewater, Inc..............................................................           1,901           102,369
   #*Toreador Resources Corp....................................................             448             2,079
    Transocean, Ltd.............................................................              18               851
   #*Triangle Petroleum Corp....................................................           1,300             8,892
   *Tri-Valley Corp.............................................................             700               154
   *Ultra Petroleum Corp........................................................           1,500            36,045
   *Union Drilling, Inc.........................................................           1,000             6,430
   *Unit Corp...................................................................           2,069            93,622
   #*Uranium Energy Corp........................................................             800             2,880
   #*USEC, Inc..................................................................           2,251             4,299
   *VAALCO Energy, Inc..........................................................           2,200            13,684
   *Venoco, Inc.................................................................             668             7,087

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   #*Verenium Corp..............................................................             300   $           804
   #W&T Offshore, Inc...........................................................           2,546            55,019
   *Warren Resources, Inc.......................................................           2,000             7,120
   *Weatherford International, Ltd..............................................          20,366           340,927
   #*Western Refining, Inc......................................................           3,300            54,549
   *Westmoreland Coal Co........................................................             400             4,840
   *Whiting Petroleum Corp......................................................           2,600           130,234
   *Willbros Group, Inc.........................................................             800             3,408
    Williams Cos., Inc. (The)...................................................           4,600           132,572
   #World Fuel Services Corp....................................................           2,373           107,687
   *WPX Energy, Inc.............................................................           1,433            23,621
                                                                                                   ---------------
Total Energy....................................................................                        20,647,027
                                                                                                   ---------------
Financials -- (12.0%)
    1st Source Corp.............................................................             500            12,520
   *1st United Bancorp, Inc.....................................................             156               899
   *21st Century Holding Co.....................................................             200               640
    ACE, Ltd....................................................................           4,094           284,942
    Advance America Cash Advance Centers, Inc...................................           1,000             7,870
   *Affiliated Managers Group, Inc..............................................             600            60,306
   *Affirmative Insurance Holdings, Inc.........................................             100               114
    Aflac, Inc..................................................................           5,379           259,429
   *Allegheny Corp..............................................................             208            60,185
    Allied World Assurance Co. Holdings AG......................................             622            38,272
    Allstate Corp. (The)........................................................           7,899           227,886
    Alterra Capital Holdings, Ltd...............................................           2,346            56,703
   *Altisource Portfolio Solutions SA...........................................             500            26,745
    American Equity Investment Life Holding Co..................................           1,358            15,658
    American Express Co.........................................................           8,200           411,148
    American Financial Group, Inc...............................................           2,334            85,588
   *American International Group, Inc...........................................             600            15,066
    American National Insurance Co..............................................             600            43,710
    Ameriprise Financial, Inc...................................................           1,718            91,999
   #*Ameris Bancorp.............................................................             232             2,487
   *AMERISAFE, Inc..............................................................             500            12,290
   #AmTrust Financial Services, Inc.............................................           1,200            31,116
    Aon Corp....................................................................           2,159           104,560
   *Arch Capital Group, Ltd.....................................................           3,000           108,150
    Argo Group International Holdings, Ltd......................................             601            17,315
   #Arrow Financial Corp........................................................             218             5,723
    Aspen Insurance Holdings, Ltd...............................................           1,443            38,326
   *Asset Acceptance Capital Corp...............................................             900             4,176
    Associated Banc-Corp........................................................           2,927            36,470
    Assurant, Inc...............................................................           1,600            63,360
    Assured Guaranty, Ltd.......................................................           3,300            51,183
    Asta Funding, Inc...........................................................             300             2,244
    Astoria Financial Corp......................................................           2,100            17,493
   *Atlantic Coast Financial Corp...............................................              39                94
    Axis Capital Holdings, Ltd..................................................           2,000            61,560
    Baldwin & Lyons, Inc. Class B...............................................             106             2,326
   #BancFirst Corp..............................................................             214             8,594
   *Bancorp, Inc................................................................             400             3,208
   #BancorpSouth, Inc...........................................................           2,000            22,460
   *BancTrust Financial Group, Inc..............................................             200               256
    Bank Mutual Corp............................................................             600             2,406
    Bank of America Corp........................................................         106,491           759,281
   #Bank of Hawaii Corp.........................................................             600            27,432
    Bank of Montreal............................................................             282            16,390
    Bank of New York Mellon Corp. (The).........................................          14,075           283,330
    Bank of the Ozarks, Inc.....................................................             600            16,794
   #*BankAtlantic Bancorp, Inc. Class A.........................................             165               520

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    BankFinancial Corp..........................................................             500   $         2,770
    Banner Corp.................................................................             206             4,046
    BB&T Corp...................................................................           5,805           157,838
   *BBCN Bancorp, Inc...........................................................             956             9,675
   *Beneficial Mutual Bancorp, Inc..............................................           1,315            11,638
    Berkshire Hills Bancorp, Inc................................................             517            11,695
   #BGC Partners, Inc. Class A..................................................             800             5,008
    BlackRock, Inc..............................................................             720           131,040
   *BofI Holding, Inc...........................................................             243             4,061
   #BOK Financial Corp..........................................................             638            35,537
    Boston Private Financial Holdings, Inc......................................           2,000            16,480
    Brookline Bancorp, Inc......................................................             928             8,603
    Brown & Brown, Inc..........................................................           2,100            47,838
    Bryn Mawr Bank Corp.........................................................              65             1,307
    Calamos Asset Management, Inc. Class A......................................             500             6,245
    Camden National Corp........................................................             200             6,880
   #Capital City Bank Group, Inc................................................             200             1,750
    Capital One Financial Corp..................................................           5,596           256,017
   *CapitalSource, Inc..........................................................           7,360            50,858
    Capitol Federal Financial, Inc..............................................           3,433            39,651
    Cardinal Financial Corp.....................................................             600             6,726
   #Cash America International, Inc.............................................             700            30,702
    Cathay General Bancorp......................................................           1,500            23,610
    CBOE Holdings, Inc..........................................................             978            25,027
   *CBRE Group, Inc. Class A....................................................           3,900            75,270
    Center Bancorp, Inc.........................................................             336             3,209
    Centerstate Banks, Inc......................................................             500             3,525
   #Charles Schwab Corp. (The)..................................................           5,616            65,426
    Chemical Financial Corp.....................................................             517            11,700
   #Chubb Corp. (The)...........................................................           3,100           208,971
    Cincinnati Financial Corp...................................................           2,612            85,360
   *CIT Group, Inc..............................................................           4,203           160,302
    Citigroup, Inc..............................................................          29,860           917,299
   *Citizens, Inc...............................................................           1,100            11,341
   #City Holding Co.............................................................             300            10,662
    City National Corp..........................................................             800            36,704
    Clifton Savings Bancorp, Inc................................................             300             3,072
    CME Group, Inc..............................................................             200            47,902
    CNA Financial Corp..........................................................           2,800            77,084
    CNB Financial Corp..........................................................             200             3,302
   *CNO Financial Group, Inc....................................................           7,390            49,661
   #CoBiz Financial, Inc........................................................             800             4,784
   #Cohen & Steers, Inc.........................................................             402            13,576
    Columbia Banking System, Inc................................................             863            18,123
    Comerica, Inc...............................................................           4,712           130,381
   #Commerce Bancshares, Inc....................................................           2,894           112,345
    Community Bank System, Inc..................................................             700            19,152
    Community Trust Bancorp, Inc................................................             157             4,837
   #*CompuCredit Holdings Corp..................................................             318             1,286
   *Cowen Group, Inc. Class A...................................................             800             2,160
    Crawford & Co. Class B......................................................             200             1,136
   *Credit Acceptance Corp......................................................             700            59,094
   #Cullen Frost Bankers, Inc...................................................           1,000            55,670
   #CVB Financial Corp..........................................................           2,300            24,219
    Delphi Financial Group, Inc. Class A........................................             900            40,059
   *DFC Global Corp.............................................................           1,206            23,758
    Dime Community Bancshares, Inc..............................................             700             9,646
    Discover Financial Services.................................................           3,053            82,981
    Donegal Group, Inc. Class A.................................................             500             7,630
   *Doral Financial Corp........................................................           1,100             1,430
    Duff & Phelps Corp. Class A.................................................             400             6,132

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    East West Bancorp, Inc......................................................           3,500   $        76,860
    Eastern Insurance Holdings, Inc.............................................             200             2,834
   #Eaton Vance Corp............................................................             800            20,552
    Edelman Financial Group, Inc................................................             800             5,712
   #*eHealth, Inc...............................................................             500             8,090
   #EMC Insurance Group, Inc....................................................             300             6,771
    Employers Holdings, Inc.....................................................             800            14,368
   *Encore Bancshares, Inc......................................................             200             2,682
   *Encore Capital Group, Inc...................................................             600            14,100
    Endurance Specialty Holdings, Ltd...........................................             722            27,003
   *Enstar Group, Ltd...........................................................             300            29,859
    Enterprise Financial Services Corp..........................................             130             1,611
    Epoch Holding Corp..........................................................             400             9,524
    Erie Indemnity Co...........................................................             600            46,002
    ESSA Bancorp, Inc...........................................................             400             4,028
    Evercore Partners, Inc. Class A.............................................             400            11,276
    Everest Re Group, Ltd.......................................................           1,100            93,940
   *EZCORP, Inc.................................................................             900            24,138
   #F.N.B. Corp.................................................................           3,125            36,625
    FBL Financial Group, Inc. Class A...........................................             800            27,792
    Federal Agricultural Mortgage Corp. Class C.................................             101             1,959
   #Federated Investors, Inc. Class B...........................................             900            15,372
    Fidelity National Financial, Inc. Class A...................................           4,800            87,312
    Fifth Third Bancorp.........................................................           6,149            79,998
    Financial Institutions, Inc.................................................             300             5,127
   *First Acceptance Corp.......................................................           1,000             1,150
    First American Financial Corp...............................................             543             8,047
    First Bancorp...............................................................             200             2,328
   #*First BanCorp..............................................................             100               370
   #First Busey Corp............................................................             915             4,584
   *First California Financial Group, Inc.......................................             265             1,166
   *First Cash Financial Services, Inc..........................................             600            24,150
    First Commonwealth Financial Corp...........................................             800             4,432
    First Community Bancshares, Inc.............................................             400             5,104
   #First Defiance Financial Corp...............................................             200             3,096
    First Financial Bancorp.....................................................           2,107            36,620
    First Financial Bankshares, Inc.............................................             550            18,744
    First Financial Corp........................................................             259             9,070
    First Financial Holdings, Inc...............................................             300             2,913
   *First Financial Northwest, Inc..............................................             400             2,604
    First Interstate Bancsystem, Inc............................................             286             3,935
    First Merchants Corp........................................................             300             2,955
    First Midwest Bancorp, Inc..................................................           1,600            17,408
    First Niagara Financial Group, Inc..........................................           6,813            65,200
    First Pactrust Bancorp, Inc.................................................             350             4,242
   *First Place Financial Corp..................................................             400               232
   *First South Bancorp, Inc....................................................             200               704
    FirstMerit Corp.............................................................           3,024            47,447
    Flagstone Reinsurance Holdings SA...........................................           1,399            12,213
    Flushing Financial Corp.....................................................             600             7,866
   *Forest City Enterprises, Inc. Class A.......................................           5,489            72,071
    Fox Chase Bancorp, Inc......................................................              47               594
    Franklin Resources, Inc.....................................................           1,300           137,930
    Fulton Financial Corp.......................................................           3,260            30,285
   #*FXCM, Inc. Class A.........................................................              33               347
    Gallagher (Arthur J.) & Co..................................................           2,200            73,348
    GAMCO Investors, Inc........................................................             100             4,650
   *Genworth Financial, Inc. Class A............................................          10,100            77,871
   #German American Bancorp, Inc................................................             200             4,024
   *GFI Group, Inc..............................................................           2,525            11,691
    Glacier Bancorp, Inc........................................................           1,533            21,416

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *Gleacher & Co., Inc.........................................................           1,106   $         1,847
   *Global Indemnity P.L.C......................................................             450             9,041
    Goldman Sachs Group, Inc. (The).............................................           5,282           588,785
   #Great Southern Bancorp, Inc.................................................             300             7,290
   #*Green Dot Corp. Class A....................................................             301             8,542
   *Greene Bancshares, Inc......................................................             201               255
   #Greenhill & Co., Inc........................................................             500            23,280
   *Greenlight Capital Re, Ltd. Class A.........................................           1,100            28,237
   *Guaranty Bancorp............................................................             600               894
   *Hallmark Financial Services, Inc............................................             500             3,460
    Hampden Bancorp, Inc........................................................             100             1,217
    Hancock Holding Co..........................................................           1,154            38,313
   *Hanmi Financial Corp........................................................             138             1,133
    Hanover Insurance Group, Inc. (The).........................................             900            32,724
    Harleysville Group, Inc.....................................................             652            36,851
   *Harris & Harris Group, Inc..................................................           1,200             5,304
    Hartford Financial Services Group, Inc......................................           6,700           117,384
    HCC Insurance Holdings, Inc.................................................           2,600            72,176
    Heartland Financial USA, Inc................................................             361             5,956
   #*Heritage Commerce Corp.....................................................             241             1,195
    Heritage Financial Group, Inc...............................................             167             1,919
   *HFF, Inc....................................................................             933            13,165
   *Hilltop Holdings, Inc.......................................................             911             7,862
   *Home Bancorp, Inc...........................................................             196             3,128
    Home Bancshares, Inc........................................................             668            17,408
    Home Federal Bancorp, Inc...................................................             290             2,990
    Horace Mann Educators Corp..................................................             600             9,384
    Hudson Valley Holding Corp..................................................             144             3,161
    Huntington Bancshares, Inc..................................................           1,240             7,080
    IBERIABANK Corp.............................................................             605            31,629
    Independence Holding Co.....................................................             300             2,853
   #Independent Bank Corp.......................................................             400            11,096
    Interactive Brokers Group, Inc. Class A.....................................           1,200            18,144
   *IntercontinentalExchange, Inc...............................................             700            80,136
    International Bancshares Corp...............................................           1,700            32,674
   *INTL FCStone, Inc...........................................................             459            11,787
    Invesco, Ltd................................................................           8,700           196,359
   *Investment Technology Group, Inc............................................             600             6,804
   *Investors Bancorp, Inc......................................................           2,158            31,852
   #Janus Capital Group, Inc....................................................           1,800            14,166
    Jefferies Group, Inc........................................................           2,500            38,025
    JMP Group, Inc..............................................................             400             2,952
    Jones Lang LaSalle, Inc.....................................................           1,200            94,512
    JPMorgan Chase & Co.........................................................          51,554         1,922,964
   #KBW, Inc....................................................................             600            10,398
    Kearny Financial Corp.......................................................             900             8,307
    Kemper Corp.................................................................             852            25,364
    Kennedy-Wilson Holdings, Inc................................................             595             7,991
    KeyCorp.....................................................................          17,682           137,389
   *Knight Capital Group, Inc. Class A..........................................           2,100            27,279
    Lakeland Bancorp, Inc.......................................................             525             5,234
    Lakeland Financial Corp.....................................................             500            12,670
    Legg Mason, Inc.............................................................           4,584           116,754
    Leucadia National Corp......................................................           1,546            42,917
    Life Partners Holdings, Inc.................................................             313             1,449
    Lincoln National Corp.......................................................           3,900            84,006
   #*LPL Investment Holdings, Inc...............................................           1,011            33,211
    M&T Bank Corp...............................................................           2,841           226,541
    Maiden Holdings, Ltd........................................................             444             4,138
    MainSource Financial Group, Inc.............................................             200             1,878
   *Markel Corp.................................................................             200            80,614

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
    MarketAxess Holdings, Inc...................................................             600   $        18,630
    Marlin Business Services Corp...............................................             300             4,293
    Marsh & McLennan Cos., Inc..................................................           4,200           132,678
   *Maui Land & Pineapple Co., Inc..............................................             400             1,628
    MB Financial, Inc...........................................................           1,200            21,780
   #*MBIA, Inc..................................................................           4,663            57,448
   *MBT Financial Corp..........................................................             300               375
    MCG Capital Corp............................................................             300             1,404
    Meadowbrook Insurance Group, Inc............................................           1,600            15,952
    Medallion Financial Corp....................................................             600             6,654
    Mercury General Corp........................................................           1,700            74,290
   *Meridian Interstate Bancorp, Inc............................................             478             6,176
    MetLife, Inc................................................................          10,100           356,833
   *Metro Bancorp, Inc..........................................................             400             4,376
   *MGIC Investment Corp........................................................           1,100             4,169
    Montpelier Re Holdings, Ltd.................................................           1,800            31,266
    Moody's Corp................................................................           1,797            66,902
    Morgan Stanley..............................................................          15,792           294,521
   *MSCI, Inc...................................................................           1,326            43,201
   *NASDAQ OMX Group, Inc. (The)................................................           1,400            34,692
   *National Financial Partners Corp............................................             800            12,320
    National Interstate Corp....................................................             500            13,055
    National Penn Bancshares, Inc...............................................           2,904            25,236
   *Navigators Group, Inc. (The)................................................             400            19,112
   #NBT Bancorp, Inc............................................................             533            11,992
    Nelnet, Inc. Class A........................................................           1,100            27,115
   *NeoStem, Inc................................................................             200               126
   #New York Community Bancorp, Inc.............................................           4,800            60,912
   *NewBridge Bancorp...........................................................             300             1,185
   *NewStar Financial, Inc......................................................           1,100            10,692
    Northeast Community Bancorp, Inc............................................             300             2,058
    Northern Trust Corp.........................................................           6,547           269,802
   #Northfield Bancorp, Inc.....................................................           1,000            14,700
    Northwest Bancshares, Inc...................................................           2,550            31,416
    OceanFirst Financial Corp...................................................             225             3,049
   *Ocwen Financial Corp........................................................           2,349            33,802
    Old National Bancorp........................................................           2,000            23,540
    Old Republic International Corp.............................................           3,585            35,420
   *Old Second Bancorp, Inc.....................................................             300               366
   *OmniAmerican Bancorp, Inc...................................................             138             2,270
    OneBeacon Insurance Group, Ltd. Class A.....................................             600             9,528
    Oriental Financial Group, Inc...............................................             500             5,720
    Oritani Financial Corp......................................................           1,050            13,618
   #*Pacific Capital Bancorp....................................................             192             5,357
    Pacific Continental Corp....................................................             400             3,544
    PacWest Bancorp.............................................................             800            17,016
   #Park National Corp..........................................................             400            27,692
    PartnerRe, Ltd..............................................................           1,500            98,130
   #*Penson Worldwide, Inc......................................................             700             1,015
    Peoples Bancorp, Inc........................................................             300             4,698
   #*PHH Corp...................................................................           1,400            16,226
   *Phoenix Cos., Inc. (The)....................................................           2,600             5,356
   *PICO Holdings, Inc..........................................................             400             8,828
   #*Pinnacle Financial Partners, Inc...........................................             800            13,472
   *Piper Jaffray Cos., Inc.....................................................             400             8,900
    Platinum Underwriters Holdings, Ltd.........................................           1,100            37,675
    PNC Financial Services Group, Inc...........................................           4,565           268,970
   *Popular, Inc................................................................           4,383             6,881
   #*Portfolio Recovery Associates, Inc.........................................             400            25,980
    Presidential Life Corp......................................................             100             1,115
    Primerica, Inc..............................................................             934            22,883

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *Primus Guaranty, Ltd........................................................             500   $         2,750
    Principal Financial Group, Inc..............................................           5,426           148,184
    PrivateBancorp, Inc.........................................................             500             7,070
    ProAssurance Corp...........................................................             700            57,141
   *Progressive Corp............................................................           4,390            89,029
   #Prosperity Bancshares, Inc..................................................           1,500            62,265
    Protective Life Corp........................................................           1,779            44,493
    Provident Financial Services, Inc...........................................           1,062            14,698
    Provident New York Bancorp..................................................           1,000             8,260
    Prudential Financial, Inc...................................................           6,300           360,612
   #Radian Group, Inc...........................................................           1,600             4,400
    Raymond James Financial, Inc................................................           2,100            73,500
    Regions Financial Corp......................................................           8,722            45,529
    Reinsurance Group of America, Inc...........................................           1,192            64,952
    RenaissanceRe Holdings, Ltd.................................................             800            58,488
    Renasant Corp...............................................................             600             9,468
    Republic Bancorp, Inc. Class A..............................................              35               889
   *Republic First Bancorp, Inc.................................................             300               525
    Resource America, Inc. Class A..............................................             300             1,671
   *Riverview Bancorp, Inc......................................................             100               206
   #RLI Corp....................................................................             440            31,381
    Rockville Financial, Inc....................................................             606             6,593
   *Rodman & Renshaw Capital Group, Inc.........................................             700               602
    Roma Financial Corp.........................................................             600             6,192
   #S&T Bancorp, Inc............................................................             704            15,284
    S.Y. Bancorp, Inc...........................................................             161             3,531
   *Safeguard Scientifics, Inc..................................................             400             6,360
    Safety Insurance Group, Inc.................................................             300            12,573
    Sandy Spring Bancorp, Inc...................................................             600            10,956
    SCBT Financial Corp.........................................................             300             9,279
    SeaBright Holdings, Inc.....................................................             700             5,614
   *Seacoast Banking Corp. of Florida...........................................              92               152
    SEI Investments Co..........................................................           1,970            36,189
    Selective Insurance Group, Inc..............................................           1,243            22,349
   *Signature Bank..............................................................             800            46,520
    Simmons First National Corp. Class A........................................             500            13,775
   *Southern Community Financial Corp...........................................             300               366
    Southside Bancshares, Inc...................................................             344             7,362
   #*Southwest Bancorp, Inc.....................................................             200             1,670
   #*St. Joe Co. (The)..........................................................           1,200            19,164
    StanCorp Financial Group, Inc...............................................           1,367            52,848
    State Auto Financial Corp...................................................             800            10,016
    State Street Corp...........................................................           9,600           376,128
    StellarOne Corp.............................................................             500             6,140
    Sterling Bancorp............................................................             500             4,775
   #Stewart Information Services Corp...........................................             500             6,825
   *Stifel Financial Corp.......................................................           1,216            43,849
   #*Suffolk Bancorp............................................................             100             1,216
   *Sun Bancorp, Inc............................................................             210               613
    SunTrust Banks, Inc.........................................................           4,780            98,325
   #Susquehanna Bancshares, Inc.................................................           3,049            27,868
   *SVB Financial Group.........................................................             800            46,432
    SWS Group, Inc..............................................................             700             5,145
    Symetra Financial Corp......................................................             394             3,633
    Synovus Financial Corp......................................................           1,900             3,306
    T. Rowe Price Group, Inc....................................................           1,500            86,760
   *Taylor Capital Group, Inc...................................................              11               136
   #TCF Financial Corp..........................................................           2,600            26,104
    TD Ameritrade Holding Corp..................................................           2,440            39,308
    Territorial Bancorp, Inc....................................................             368             7,610
   #*Texas Capital Bancshares, Inc..............................................             700            22,204

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   *TFS Financial Corp..........................................................           2,609   $        23,481
    Thomas Properties Group, Inc................................................             100               321
   *TIB Financial Corp..........................................................              11               113
   #Tompkins Financial Corp.....................................................             220             8,897
    Torchmark Corp..............................................................           1,250            57,088
    Tower Bancorp, Inc..........................................................             200             6,158
    Tower Group, Inc............................................................             800            17,272
   #TowneBank...................................................................             300             3,960
    Transatlantic Holdings, Inc.................................................             700            38,815
    Travelers Cos., Inc. (The)..................................................           5,400           314,820
   *Tree.com, Inc...............................................................              63               370
    TriCo Bancshares............................................................             400             5,976
    Trustco Bank Corp...........................................................           1,858            10,386
   #Trustmark Corp..............................................................           1,795            42,308
    U.S. Bancorp................................................................          20,741           585,311
    UMB Financial Corp..........................................................             685            26,427
    Umpqua Holdings Corp........................................................           2,405            29,269
   #United Bankshares, Inc......................................................           1,040            29,026
   *United Community Banks, Inc.................................................             183             1,389
    United Financial Bancorp, Inc...............................................             400             6,456
    United Fire & Casualty Co...................................................             600            11,778
    Universal Insurance Holdings, Inc...........................................           1,000             4,010
    Univest Corp. of Pennsylvania...............................................             228             3,379
    Unum Group..................................................................           7,000           159,810
    Validus Holdings, Ltd.......................................................           2,156            69,143
   #Valley National Bancorp.....................................................           3,018            35,975
    ViewPoint Financial Group...................................................             377             5,123
   *Virginia Commerce Bancorp, Inc..............................................             649             5,750
   *Virtus Investment Partners, Inc.............................................             105             8,334
    Waddell & Reed Financial, Inc...............................................             700            19,215
    Washington Banking Co.......................................................             400             5,296
    Washington Federal, Inc.....................................................           2,700            42,552
    Washington Trust Bancorp, Inc...............................................             300             7,407
   *Waterstone Financial, Inc...................................................             700             1,715
    Webster Financial Corp......................................................           1,800            38,160
    Wells Fargo & Co............................................................          88,785         2,593,410
    WesBanco, Inc...............................................................             400             7,984
    West Bancorporation, Inc....................................................             300             2,916
   *West Coast Bancorp..........................................................             159             2,541
   #Westamerica Bancorporation..................................................             418            19,416
   *Western Alliance Bancorp....................................................           1,433            11,450
    Westfield Financial, Inc....................................................             600             4,794
    Westwood Holdings Group, Inc................................................              71             2,833
    White Mountains Insurance Group, Ltd........................................             200            90,248
    Willis Group Holdings P.L.C.................................................           1,255            48,782
   *Wilshire Bancorp, Inc.......................................................             600             2,100
    Wintrust Financial Corp.....................................................             695            21,302
   #*World Acceptance Corp......................................................             400            25,488
    WR Berkley Corp.............................................................           1,600            54,832
    XL Group P.L.C..............................................................           7,383           149,653
   *Yadkin Valley Financial Corp................................................             200               414
    Zions Bancorporation........................................................           3,695            62,224
   *ZipRealty, Inc..............................................................             700               763
                                                                                                   ---------------
Total Financials................................................................                        21,713,794
                                                                                                   ---------------
Health Care -- (10.1%)
   *Abaxis, Inc.................................................................             400            10,832
    Abbott Laboratories.........................................................          11,400           617,310
   *ABIOMED, Inc................................................................             800            14,808
   #*Accretive Health, Inc......................................................           1,439            38,608
   *Accuray, Inc................................................................           1,081             6,108

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
    Aetna, Inc..................................................................           5,700   $       249,090
   *Affymax, Inc................................................................             900             7,191
   *Affymetrix, Inc.............................................................             800             3,848
   *Agilent Technologies, Inc...................................................           4,400           186,868
   *Air Methods Corp............................................................             500            42,150
   *Alere, Inc..................................................................           1,900            45,885
   *Align Technology, Inc.......................................................           1,371            32,301
    Allergan, Inc...............................................................           4,600           404,386
   *Allscripts Healthcare Solutions, Inc........................................           4,740            90,629
   *Alphatec Holdings, Inc......................................................           1,200             2,112
   #*AMERIGROUP Corp............................................................           1,200            81,612
    AmerisourceBergen Corp......................................................             400            15,588
   *Amsurg Corp.................................................................             279             7,184
    Analogic Corp...............................................................             500            28,365
   *AngioDynamics, Inc..........................................................             806            10,446
   *Anika Therapeutics, Inc.....................................................             100               920
   #*Ariad Pharmaceuticals, Inc.................................................           2,271            33,497
   *ArthroCare Corp.............................................................             243             7,511
   #*athenahealth, Inc..........................................................             765            44,508
   *AtriCure, Inc...............................................................             100             1,152
   #*AVANIR Pharmaceuticals, Inc. Class A.......................................              63               185
   *AVEO Pharmaceuticals, Inc...................................................             842            11,098
    Bard (C.R.), Inc............................................................             400            37,008
    Baxter International, Inc...................................................           4,200           233,016
    Becton Dickinson & Co.......................................................           2,100           164,661
   *BioClinica, Inc.............................................................             200             1,046
   *BioCryst Pharmaceuticals, Inc...............................................             600             2,094
   *Biogen Idec, Inc............................................................           2,800           330,176
   *Bio-Reference Labs, Inc.....................................................           1,000            19,350
   *BioScrip, Inc...............................................................           2,394            12,952
   *Boston Scientific Corp......................................................          44,075           262,687
   #*Bovie Medical Corp.........................................................             300               909
    Bristol-Myers Squibb Co.....................................................          17,431           561,975
   *Brookdale Senior Living, Inc................................................           4,201            73,938
   *Cambrex Corp................................................................             713             5,604
    Cantel Medical Corp.........................................................              31               979
   *Capital Senior Living Corp..................................................           1,099             8,902
    Cardinal Health, Inc........................................................           3,300           141,999
   *Cardium Therapeutics, Inc...................................................             250                91
   *CareFusion Corp.............................................................           5,613           134,431
   *Catalyst Health Solutions, Inc..............................................             900            49,284
   *Celgene Corp................................................................           2,600           189,020
   *Centene Corp................................................................           1,600            72,320
   #*Cepheid, Inc...............................................................           1,000            44,060
   #*Cerner Corp................................................................           1,211            73,738
   *Charles River Laboratories International, Inc...............................              17               574
   #Chemed Corp.................................................................             700            39,298
    Cigna Corp..................................................................           4,697           210,567
   #*Codexis, Inc...............................................................             651             3,626
   *Community Health Systems, Inc...............................................           2,119            39,625
    Computer Programs & Systems, Inc............................................             184            10,534
   *Conceptus, Inc..............................................................           1,139            14,101
   *CONMED Corp.................................................................             904            26,578
    Cooper Cos., Inc. (The).....................................................           1,804           130,141
   *Corvel Corp.................................................................             133             6,474
   *Covance, Inc................................................................             700            30,667
   *Coventry Health Care, Inc...................................................           3,500           105,245
    Covidien P.L.C..............................................................           3,700           190,550
   *Cross Country Healthcare, Inc...............................................             700             4,319
   *CryoLife, Inc...............................................................             900             4,806
   *Cumberland Pharmaceuticals, Inc.............................................             290             1,766

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   *Curis, Inc..................................................................             900   $         4,455
   *Cutera, Inc.................................................................             200             1,558
   *Cyberonics, Inc.............................................................             600            19,500
   *Cynosure, Inc. Class A......................................................             200             2,786
   *DaVita, Inc.................................................................           1,100            89,991
   #DENTSPLY International, Inc.................................................           2,100            79,254
   *Edwards Lifesciences Corp...................................................           1,300           107,471
    Eli Lilly & Co..............................................................           5,400           214,596
   *Emergent Biosolutions, Inc..................................................             790            13,406
   #*Emeritus Corp..............................................................             600            10,476
   *Endo Pharmaceuticals Holdings, Inc..........................................           2,700           100,359
    Ensign Group, Inc. (The)....................................................             370             9,809
   *eResearch Technology, Inc...................................................               6                33
   *Exactech, Inc...............................................................             300             4,962
   *Express Scripts, Inc........................................................           3,700           189,292
   *Five Star Quality Care, Inc.................................................             400             1,452
   *Furiex Pharmaceuticals, Inc.................................................             175             2,774
   *Genomic Health, Inc.........................................................             200             5,550
   *Gen-Probe, Inc..............................................................           1,000            66,930
   *Gentiva Health Services, Inc................................................             600             4,356
   *Gilead Sciences, Inc........................................................           5,700           278,388
   *Greatbatch, Inc.............................................................           1,002            23,467
   *Haemonetics Corp............................................................           1,072            69,637
   *Hanger Orthopedic Group, Inc................................................             700            13,713
   *Harvard Bioscience, Inc.....................................................             600             2,436
   *Health Management Associates, Inc...........................................           4,700            30,127
   *Health Net, Inc.............................................................           1,990            75,103
   *HealthSouth Corp............................................................           1,000            19,290
   *HealthStream, Inc...........................................................             600            11,148
   *Healthways, Inc.............................................................             800             6,048
   #*Henry Schein, Inc..........................................................           1,751           124,128
    Hill-Rom Holdings, Inc......................................................             100             3,301
   *Hi-Tech Pharmacal Co., Inc..................................................             400            15,592
   *HMS Holdings Corp...........................................................           1,700            56,117
   *Hologic, Inc................................................................           5,131           104,621
   *Hospira, Inc................................................................           3,900           134,394
    Humana, Inc.................................................................           3,000           267,060
   *ICU Medical, Inc............................................................             460            21,376
   #*Idenix Pharmaceuticals, Inc................................................             600             8,034
   #*IDEXX Laboratories, Inc....................................................             800            67,672
   *Illumina, Inc...............................................................             400            20,704
   *Impax Laboratories, Inc.....................................................           1,700            32,079
   #*Incyte Corp................................................................             803            14,213
   *Infinity Pharmaceuticals, Inc...............................................             418             2,541
   *Integra LifeSciences Holdings Corp..........................................             400            11,808
   *IntegraMed America, Inc.....................................................             300             2,715
   *Intuitive Surgical, Inc.....................................................             200            91,982
    Invacare Corp...............................................................             700            11,956
   *IPC The Hospitalist Co......................................................             373            12,566
   *IRIS International, Inc.....................................................             400             3,916
   *ISTA Pharmaceuticals, Inc...................................................           1,000             8,060
   *Jazz Pharmaceuticals P.L.C..................................................             600            27,900
    Johnson & Johnson...........................................................          23,875         1,573,601
   *Kensey Nash Corp............................................................             300             6,963
   *Kindred Healthcare, Inc.....................................................           1,079            13,239
   *Laboratory Corp. of America Holdings........................................             200            18,278
    Landauer, Inc...............................................................             260            14,773
   *Lannet Co., Inc.............................................................             400             2,032
    LeMaitre Vascular, Inc......................................................             500             2,895
   *LHC Group, Inc..............................................................             400             5,928
   *Life Technologies Corp......................................................           6,477           313,681

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   *LifePoint Hospitals, Inc....................................................           2,976   $       119,605
   #Lincare Holdings, Inc.......................................................           1,877            48,220
   *Luminex Corp................................................................             900            17,730
   *Magellan Health Services, Inc...............................................           1,100            53,702
   *MAP Pharmaceuticals, Inc....................................................             400             5,660
   *Masimo Corp.................................................................             728            15,579
    McKesson Corp...............................................................           2,300           187,956
   *MedAssets, Inc..............................................................           1,200            12,672
   *MedCath Corp................................................................             117               848
   *Medco Health Solutions, Inc.................................................           4,414           273,756
   *Medical Action Industries, Inc..............................................             300             1,590
   *Medicines Co. (The).........................................................           1,438            28,933
   #Medicis Pharmaceutical Corp. Class A........................................           1,600            52,944
   *Medidata Solutions, Inc.....................................................             224             4,682
   #*Medivation, Inc............................................................             163             9,032
   #*Mednax, Inc................................................................           1,800           128,196
   *Medtox Scientific, Inc......................................................             178             3,026
    Medtronic, Inc..............................................................          12,095           466,504
    Merck & Co., Inc............................................................          39,796         1,522,595
   #*Merge Healthcare, Inc......................................................             500             2,740
   #Meridian Bioscience, Inc....................................................             261             4,552
   *Merit Medical Systems, Inc..................................................             879            12,403
   *Metropolitan Health Networks, Inc...........................................           1,557            12,487
   #*Mettler Toledo International, Inc..........................................             300            52,650
   #*Micromet, Inc..............................................................           1,052            11,498
   *Molina Healthcare, Inc......................................................           1,061            32,477
   *MWI Veterinary Supply, Inc..................................................             430            33,759
   *Mylan, Inc..................................................................           5,613           116,470
   *Myrexis, Inc................................................................             213               605
   *Myriad Genetics, Inc........................................................           2,499            59,126
   #National Healthcare Corp....................................................             500            22,165
   *Natus Medical, Inc..........................................................             600             6,786
   *Navidea Biopharmaceuticals, Inc.............................................              82               221
   *NeurogesX, Inc..............................................................             300               306
   #*Novavax, Inc...............................................................             700             1,057
   *NuVasive, Inc...............................................................             700            10,850
   *NxStage Medical, Inc........................................................             149             2,673
   *Obagi Medical Products, Inc.................................................             200             2,050
    Omnicare, Inc...............................................................           2,800            91,924
   *Omnicell, Inc...............................................................           1,093            16,920
   *Onyx Pharmaceuticals, Inc...................................................           1,400            57,316
   *OraSure Technologies, Inc...................................................           1,200            13,356
   *Orthofix International N.V..................................................             449            18,027
    Owens & Minor, Inc..........................................................           1,628            49,507
   *Palomar Medical Technologies, Inc...........................................             400             3,620
   *Par Pharmaceutical Cos., Inc................................................             729            26,324
   *PAREXEL International Corp..................................................           1,507            36,319
    Patterson Cos., Inc.........................................................           3,919           126,231
   *PDI, Inc....................................................................             200             1,282
    PDL BioPharma, Inc..........................................................           3,850            24,602
    PerkinElmer, Inc............................................................           4,200           100,716
   #Perrigo Co..................................................................             434            41,490
    Pfizer, Inc.................................................................          63,534         1,359,628
   *PharMerica Corp.............................................................             500             6,275
   *Pozen, Inc..................................................................             108               460
   *Providence Service Corp.....................................................             112             1,690
   #*PSS World Medical, Inc.....................................................           1,700            41,259
   #Quality Systems, Inc........................................................           1,200            48,672
    Quest Diagnostics, Inc......................................................           3,076           178,654
   #*Questcor Pharmaceuticals, Inc..............................................           1,000            35,430
   #*Quidel Corp................................................................           1,116            15,959

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *RadNet, Inc..................................................................             600   $         1,506
 #*Regeneron Pharmaceuticals, Inc...............................................             554            50,336
 #*ResMed, Inc..................................................................           2,676            77,684
  *Rigel Pharmaceuticals, Inc...................................................           1,614            15,769
  *Rochester Medical Corp.......................................................             200             1,490
 #*Rockwell Medical Technologies, Inc...........................................             300             3,249
  *RTI Biologics, Inc...........................................................           2,314             7,983
  *Salix Pharmaceuticals, Ltd...................................................           1,190            57,358
  *SciClone Pharmaceuticals, Inc................................................           1,444             6,917
 #*Seattle Genetics, Inc........................................................           1,109            20,993
 #*Select Medical Holdings Corp.................................................           4,103            34,014
  *Sirona Dental Systems, Inc...................................................           1,700            82,195
  *Solta Medical, Inc...........................................................             941             2,823
  *SonoSite, Inc................................................................             200            10,782
  *Spectranetics Corp...........................................................             600             4,998
 #*Spectrum Pharmaceuticals, Inc................................................           1,060            14,914
   St. Jude Medical, Inc........................................................           1,500            62,565
 #*Staar Surgical Co............................................................             500             5,445
  *Stereotaxis, Inc.............................................................           1,300               915
   STERIS Corp..................................................................           2,463            74,087
  #Stryker Corp.................................................................           2,200           121,946
  *Sun Healthcare Group, Inc....................................................             400             1,816
 #*Sunrise Senior Living, Inc...................................................           1,000             7,110
  *SurModics, Inc...............................................................             338             4,874
  *Symmetry Medical, Inc........................................................           1,021             7,668
  *Synovis Life Technologies, Inc...............................................             200             5,594
  *Team Health Holdings, Inc....................................................           1,165            23,999
   Teleflex, Inc................................................................           1,379            84,381
  *Theragenics Corp.............................................................             600             1,008
 #*Theravance, Inc..............................................................             833            14,777
  *Thermo Fisher Scientific, Inc................................................           2,200           116,380
  *Thoratec Corp................................................................           1,600            47,040
  *TranS1, Inc..................................................................             300               876
  *Transcend Services, Inc......................................................             236             5,858
  *Triple-S Management Corp. Class B............................................             500            10,665
   U.S. Physical Therapy, Inc...................................................             300             6,120
   UnitedHealth Group, Inc......................................................          15,960           826,568
  *Universal American Corp......................................................           1,836            20,178
  *Varian Medical Systems, Inc..................................................             554            36,492
  *Vascular Solutions, Inc......................................................             600             6,678
  *VCA Antech, Inc..............................................................           2,666            59,665
  *Vertex Pharmaceuticals, Inc..................................................             770            28,452
  *Viropharma, Inc..............................................................           1,900            56,601
  *Warner Chilcott P.L.C........................................................           1,500            25,305
  *Waters Corp..................................................................           1,300           112,541
  *Watson Pharmaceuticals, Inc..................................................           2,200           128,986
  *WellCare Health Plans, Inc...................................................           1,400            83,664
   WellPoint, Inc...............................................................           5,000           321,600
   West Pharmaceutical Services, Inc............................................           1,600            64,768
  *Wright Medical Group, Inc....................................................             542             9,187
   Young Innovations, Inc.......................................................             200             6,108
  *Zimmer Holdings, Inc.........................................................           3,044           184,923
  *Zoll Medical Corp............................................................             677            46,429
                                                                                                   ---------------
Total Health Care...............................................................                        18,333,841
                                                                                                   ---------------
Industrials -- (12.6%)
 #*3D Systems Corp..............................................................           1,000            19,120
   3M Co........................................................................           4,900           424,879
   A.O. Smith Corp..............................................................           2,200            93,456
  #AAON, Inc....................................................................             750            15,188
   AAR Corp.....................................................................             700            14,833

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   ABM Industries, Inc..........................................................           1,375   $        29,838
  *Acacia Research - Acacia Technologies........................................             600            24,696
  *ACCO Brands Corp.............................................................           1,300            13,806
   Aceto Corp...................................................................             600             4,404
   Actuant Corp. Class A........................................................           1,600            40,560
   Acuity Brands, Inc...........................................................             600            34,938
  *Advisory Board Co. (The).....................................................             300            22,884
  *AECOM Technology Corp........................................................           4,952           113,351
  *Aegion Corp..................................................................           1,000            17,070
  *Aerovironment, Inc...........................................................             400            11,148
  *AGCO Corp....................................................................           4,096           208,609
  *Air Transport Services Group, Inc............................................           1,000             6,010
   Aircastle, Ltd...............................................................           2,100            29,610
   Alamo Group, Inc.............................................................             400            11,640
  *Alaska Air Group, Inc........................................................             600            45,678
   Albany International Corp. Class A...........................................             900            21,618
 #*Allegiant Travel Co..........................................................             300            16,491
   Alliant Techsystems, Inc.....................................................           1,192            70,817
  *Altra Holdings, Inc..........................................................             800            15,352
   Amerco, Inc..................................................................             300            29,016
  *Ameresco, Inc. Class A.......................................................             546             7,158
  *American Railcar Industries, Inc.............................................             800            20,880
  *American Reprographics Co....................................................           1,200             7,212
   American Science & Engineering, Inc..........................................             300            21,450
   American Woodmark Corp.......................................................             400             5,688
   AMETEK, Inc..................................................................           1,100            51,700
   Ampco-Pittsburgh Corp........................................................             300             6,435
   Apogee Enterprises, Inc......................................................           1,500            20,625
   Applied Industrial Technologies, Inc.........................................           1,400            54,012
   Argan, Inc...................................................................             200             2,900
   Arkansas Best Corp...........................................................             306             5,545
  *Armstrong World Industries, Inc..............................................             782            36,519
  *Astec Industries, Inc........................................................           1,000            33,820
  *Astronics Corp...............................................................             200             6,662
  *Astronics Corp. Class B......................................................              20               667
  *Atlas Air Worldwide Holdings, Inc............................................             500            23,818
   Avery Dennison Corp..........................................................           1,900            51,585
  *Avis Budget Group, Inc.......................................................           1,900            27,265
   AZZ, Inc.....................................................................             300            14,727
  *Babcock & Wilcox Co. (The)...................................................           1,617            40,182
   Badger Meter, Inc............................................................             400            12,856
   Barnes Group, Inc............................................................           1,850            46,787
   Barrett Business Services, Inc...............................................             297             5,717
  *BE Aerospace, Inc............................................................           2,500           105,500
  *Beacon Roofing Supply, Inc...................................................           1,700            38,862
   Belden, Inc..................................................................             900            35,289
  *Blount International, Inc....................................................             900            14,778
  *BlueLinx Holdings, Inc.......................................................           1,115             1,996
   Boeing Co. (The).............................................................           4,500           333,810
   Brady Corp. Class A..........................................................           1,750            56,648
   Briggs & Stratton Corp.......................................................           1,800            28,098
   Brink's Co. (The)............................................................             806            22,721
  *Broadwind Energy, Inc........................................................           1,700             1,156
  *Builders FirstSource, Inc....................................................             800             2,024
   C.H. Robinson Worldwide, Inc.................................................             600            41,304
  *CAI International, Inc.......................................................             400             6,968
   Carlisle Cos., Inc...........................................................           1,700            81,141
   Cascade Corp.................................................................             500            28,410
  *Casella Waste Systems, Inc. Class A..........................................             900             6,183
   Caterpillar, Inc.............................................................           5,600           611,072
 #*CBIZ, Inc....................................................................           1,400             8,778

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   CDI Corp.....................................................................             500   $         7,485
   CECO Environmental Corp......................................................             600             3,852
   Celadon Group, Inc...........................................................             500             7,475
 #*Cenveo, Inc..................................................................           1,000             3,350
  *Ceradyne, Inc................................................................             700            23,163
  *Chart Industries, Inc........................................................             800            44,608
   Chase Corp...................................................................             200             2,660
  #Cintas Corp..................................................................           3,600           133,380
   CIRCOR International, Inc....................................................             400            15,164
   CLAROC, Inc..................................................................           1,400            71,974
  *Clean Harbors, Inc...........................................................           1,500            95,175
  *CNH Global N.V...............................................................             100             4,174
  *Coleman Cable, Inc...........................................................             200             2,146
  *Colfax Corp..................................................................           1,000            30,360
  *Columbus McKinnon Corp.......................................................             500             7,975
   Comfort Systems USA, Inc.....................................................             914            10,931
  *Commercial Vehicle Group, Inc................................................             700             8,757
  *Consolidated Graphics, Inc...................................................             280            14,221
   Con-way, Inc.................................................................             800            25,392
   Cooper Industries P.L.C......................................................           3,747           221,523
  *Copart, Inc..................................................................           1,800            84,672
   Corporate Executive Board Co.................................................             400            15,732
  *Corrections Corp. of America.................................................           2,900            68,237
  *CoStar Group, Inc............................................................             668            37,856
   Courier Corp.................................................................             400             4,948
   Covanta Holding Corp.........................................................           2,318            33,124
  *CPI Aerostructures, Inc......................................................             300             4,212
  *CRA International, Inc.......................................................             400             8,644
   Crane Co.....................................................................             704            33,792
   CSX Corp.....................................................................           2,800            63,140
   Cubic Corp...................................................................             800            36,992
   Cummins, Inc.................................................................           3,800           395,200
   Curtiss-Wright Corp..........................................................             602            22,491
   Danaher Corp.................................................................           3,000           157,530
   Deere & Co...................................................................           3,300           284,295
  *Delta Air Lines, Inc.........................................................           6,368            67,182
   Deluxe Corp..................................................................           1,328            33,957
  *DigitalGlobe, Inc............................................................           1,300            20,397
  *Dollar Thrifty Automotive Group, Inc.........................................             500            36,825
   Donaldson Co., Inc...........................................................           2,000           144,600
   Douglas Dynamics, Inc........................................................             441             6,002
   Dover Corp...................................................................           2,800           177,548
  *Ducommun, Inc................................................................             200             2,890
   Dun & Bradstreet Corp. (The).................................................           2,115           175,143
  *DXP Enterprises, Inc.........................................................             400            13,492
  *Dycom Industries, Inc........................................................           1,200            25,644
   Dynamic Materials Corp.......................................................             497            10,984
  *Eagle Bulk Shipping, Inc.....................................................           1,000             1,420
   Eaton Corp...................................................................           4,700           230,441
   EMCOR Group, Inc.............................................................           1,645            47,425
   Emerson Electric Co..........................................................           7,900           405,902
  #Encore Wire Corp.............................................................             448            12,230
  *Ener1, Inc...................................................................           1,300                21
  *Energy Conversion Devices, Inc...............................................             800               808
  *Energy Recovery, Inc.........................................................           1,013             2,502
  *EnergySolutions, Inc.........................................................           1,400             4,984
  *EnerSys......................................................................           1,200            34,776
   Ennis, Inc...................................................................             700            11,578
  *EnPro Industries, Inc........................................................             700            24,717
   Equifax, Inc.................................................................           2,400            93,528
   ESCO Technologies, Inc.......................................................           1,418            42,639

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Esterline Technologies Corp..................................................           1,300   $        79,495
   Exelis, Inc..................................................................           6,486            64,795
   Expeditors International of Washington, Inc..................................           1,100            49,115
  *Exponent, Inc................................................................             300            14,655
  #Fastenal Co..................................................................           4,596           214,541
  *Federal Signal Corp..........................................................           1,269             5,368
   FedEx Corp...................................................................           2,758           252,329
  *Flanders Corp................................................................             600             1,848
  *Flow International Corp......................................................             800             3,016
   Flowserve Corp...............................................................             800            88,136
   Fluor Corp...................................................................           2,137           120,185
  *Fortune Brands Home & Security, Inc..........................................           1,068            19,833
   Forward Air Corp.............................................................             400            14,000
  *Franklin Covey Co............................................................             400             3,520
   Franklin Electric Co., Inc...................................................             700            35,042
  *Freightcar America, Inc......................................................             400             8,684
 #*FTI Consulting, Inc..........................................................           1,352            57,893
  *Fuel Tech, Inc...............................................................             500             3,015
  *FuelCell Energy, Inc.........................................................             200               196
  *Furmanite Corp...............................................................             400             3,084
   G & K Services, Inc. Class A.................................................             393            12,914
   Gardner Denver Machinery, Inc................................................           1,200            89,520
   GATX Corp....................................................................             264            11,336
 #*Genco Shipping & Trading, Ltd................................................             400             2,800
  *Gencor Industries, Inc.......................................................             300             2,151
 #*GenCorp, Inc.................................................................             500             2,745
  *Generac Holdings, Inc........................................................           1,850            53,761
 #*General Cable Corp...........................................................           1,700            52,462
   General Dynamics Corp........................................................           3,665           253,471
   General Electric Co..........................................................         124,959         2,337,983
  *Genesee & Wyoming, Inc.......................................................           1,400            86,940
  *GEO Group, Inc. (The)........................................................           1,120            19,690
  *GeoEye, Inc..................................................................             413             9,049
  *Gibraltar Industries, Inc....................................................           1,098            17,206
  *Global Power Equipment Group, Inc............................................             464            11,902
   Goodrich Corp................................................................             600            74,850
  #Gorman-Rupp Co. (The)........................................................             500            15,690
  *GP Strategies Corp...........................................................             300             4,410
   Graco, Inc...................................................................           1,100            50,578
  *Graftech International, Ltd..................................................           2,200            36,124
   Graham Corp..................................................................             200             4,364
   Granite Construction, Inc....................................................           1,019            27,136
   Great Lakes Dredge & Dock Corp...............................................           1,700            10,880
  *Greenbrier Cos., Inc.........................................................             900            20,025
   Griffon Corp.................................................................           1,772            17,667
  *H&E Equipment Services, Inc..................................................           1,100            18,689
   Hardinge, Inc................................................................             200             2,126
   Harsco Corp..................................................................           2,204            48,995
  *Hawaiian Holdings, Inc.......................................................             800             5,568
  #Healthcare Services Group, Inc...............................................             963            17,998
  #Heartland Express, Inc.......................................................           2,164            32,070
  #HEICO Corp...................................................................             512            28,467
   HEICO Corp. Class A..........................................................             723            27,872
   Heidrick & Struggles International, Inc......................................             505            11,100
   Herman Miller, Inc...........................................................             600            12,672
  *Hertz Global Holdings, Inc...................................................           3,800            51,680
  *Hexcel Corp..................................................................           2,795            70,071
  *Hill International, Inc......................................................           1,100             6,545
   HNI Corp.....................................................................           1,029            27,917
 #*Hoku Corp....................................................................             300               204
  *Horizon Lines, Inc. Class A..................................................              20                51

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Houston Wire & Cable Co......................................................             600   $         8,562
  *Hub Group, Inc. Class A......................................................             500            17,115
   Hubbell, Inc. Class B........................................................           1,724           124,059
  *Hudson Highland Group, Inc...................................................             800             4,280
 #*Huntington Ingalls Industries, Inc...........................................             338            12,736
  *Hurco Cos., Inc..............................................................             200             4,714
  *Huron Consulting Group, Inc..................................................             500            18,740
  *ICF International, Inc.......................................................           1,061            30,069
   IDEX Corp....................................................................           2,400            97,248
 #*IHS, Inc.....................................................................             600            53,688
  *II-VI, Inc...................................................................           1,213            27,911
   Illinois Tool Works, Inc.....................................................           2,300           121,969
  *Ingersoll-Rand P.L.C.........................................................           4,512           157,649
 #*InnerWorkings, Inc...........................................................           1,200            13,236
  *Innovative Solutions & Support, Inc..........................................             300             1,170
   Insperity, Inc...............................................................             571            15,999
  #Insteel Industries, Inc......................................................             400             5,120
  *Integrated Electrical Services, Inc..........................................             300               729
   Interface, Inc. Class A......................................................           1,423            18,912
  *Interline Brands, Inc........................................................           1,100            18,711
   International Shipholding Corp...............................................             200             4,550
   Intersections, Inc...........................................................             600             7,368
   Iron Mountain, Inc...........................................................           1,700            52,394
   ITT Corp.....................................................................           3,243            70,503
   J.B. Hunt Transport Services, Inc............................................             700            35,749
  *Jacobs Engineering Group, Inc................................................           4,803           214,982
 #*JetBlue Airways Corp.........................................................           8,021            47,565
   John Bean Technologies Corp..................................................             808            13,259
   Joy Global, Inc..............................................................           1,300           117,897
   Kaman Corp...................................................................             720            22,442
  *Kansas City Southern.........................................................           1,900           130,416
  *KAR Auction Services, Inc....................................................           1,046            15,418
   Kaydon Corp..................................................................           1,400            47,768
   KBR, Inc.....................................................................           4,412           141,802
   Kelly Services, Inc. Class A.................................................             800            12,928
   Kennametal, Inc..............................................................           1,619            69,795
  *Kforce, Inc..................................................................             900            11,196
   Kimball International, Inc. Class B..........................................             900             5,481
  *Kirby Corp...................................................................           2,083           139,082
  #Knight Transportation, Inc...................................................           1,700            29,937
   Knoll, Inc...................................................................           1,000            15,960
  *Korn/Ferry International.....................................................           1,200            19,716
  *Kratos Defense & Security Solutions, Inc.....................................             517             3,510
   L.B. Foster Co. Class A......................................................             200             5,970
   L-3 Communications Holdings, Inc.............................................           2,493           176,355
   Landstar System, Inc.........................................................             400            20,460
   Lawson Products, Inc.........................................................             196             3,291
  *Layne Christensen Co.........................................................             833            19,351
  #Lennox International, Inc....................................................             617            22,335
   Lincoln Electric Holdings, Inc...............................................           2,400           103,080
  #Lindsay Corp.................................................................             350            21,396
  *LMI Aerospace, Inc...........................................................             200             3,958
   Lockheed Martin Corp.........................................................           2,700           222,264
   LSI Industries, Inc..........................................................             600             4,266
  *Lydall, Inc..................................................................             500             4,710
  *Magnetek, Inc................................................................              50               688
   Manitowoc Co., Inc. (The)....................................................           3,800            51,072
   Manpower, Inc................................................................           1,781            71,436
   Marten Transport, Ltd........................................................             400             8,740
   Masco Corp...................................................................           7,200            86,904
 #*MasTec, Inc..................................................................           2,659            43,315

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *McEwen Mining, Inc...........................................................           1,356   $         7,865
   McGrath Rentcorp.............................................................             819            26,077
  *Meritor, Inc.................................................................           1,248             7,837
  *Metalico, Inc................................................................             800             2,912
   Met-Pro Corp.................................................................             500             5,245
  *Michael Baker Corp...........................................................             200             4,898
 #*Middleby Corp................................................................             500            48,075
   Miller Industries, Inc.......................................................             400             6,524
   Mine Safety Appliances Co....................................................             739            25,229
  *Mistras Group, Inc...........................................................             854            19,232
  *Mobile Mini, Inc.............................................................           1,054            21,923
  *Moog, Inc. Class A...........................................................           1,447            61,671
   MSC Industrial Direct Co., Inc. Class A......................................             700            53,214
   Mueller Industries, Inc......................................................             900            39,789
  *Mueller Water Products, Inc. Class A.........................................           3,600             9,864
   Multi-Color Corp.............................................................             319             7,308
  *MYR Group, Inc...............................................................             600            11,988
   NACCO Industries, Inc. Class A...............................................             100            10,220
  #National Presto Industries, Inc..............................................             173            16,906
  *Navigant Consulting, Inc.....................................................           1,205            15,436
  *Navistar International Corp..................................................           2,200            95,238
  *NN, Inc......................................................................             300             2,343
  #Nordson Corp.................................................................           1,600            72,544
   Northrop Grumman Corp........................................................           3,000           174,150
  *Northwest Pipe Co............................................................             261             5,953
 #*Ocean Power Technologies, Inc................................................             200               574
  *Old Dominion Freight Line, Inc...............................................           2,200            93,764
  *Omega Flex, Inc..............................................................              93             1,489
  *On Assignment, Inc...........................................................           1,100            12,331
  *Orbital Sciences Corp........................................................           1,796            26,024
  *Orion Energy Systems, Inc....................................................             600             1,884
  *Orion Marine Group, Inc......................................................             400             2,896
  *Oshkosh Corp.................................................................           1,700            41,276
  *Owens Corning, Inc...........................................................           5,150           173,812
  *P.A.M. Transportation Services, Inc..........................................             100             1,070
   PACCAR, Inc..................................................................           1,600            70,720
 #*Pacer International, Inc.....................................................             200             1,208
   Pall Corp....................................................................           1,400            83,552
   Parker Hannifin Corp.........................................................           2,200           177,496
  *Park-Ohio Holdings Corp......................................................             300             5,967
  #Pentair, Inc.................................................................           3,987           146,801
  *PGT, Inc.....................................................................             625               838
  *Pike Electric Corp...........................................................             824             6,559
  *Pinnacle Airlines Corp.......................................................             200               282
  #Pitney Bowes, Inc............................................................           4,100            77,777
 #*PMFG, Inc....................................................................             300             6,606
 #*Polypore International, Inc..................................................             300            11,424
  *Powell Industries, Inc.......................................................             381            13,186
  *PowerSecure International, Inc...............................................             500             3,165
   Precision Castparts Corp.....................................................             581            95,098
   Primoris Services Corp.......................................................           1,316            20,938
  *Quality Distribution, Inc....................................................             400             4,912
   Quanex Building Products Corp................................................             900            14,787
  *Quanta Services, Inc.........................................................           5,533           119,513
  #R. R. Donnelley & Sons Co....................................................           9,500           107,920
  *RailAmerica, Inc.............................................................           1,782            26,623
   Raven Industries, Inc........................................................             300            19,467
   Raytheon Co..................................................................           5,400           259,146
  *RBC Bearings, Inc............................................................             700            31,696
  #Regal-Beloit Corp............................................................           1,193            67,727
  *Republic Airways Holdings, Inc...............................................             524             2,887

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Resources Connection, Inc....................................................           1,138   $        14,134
  *Roadrunner Transportation Systems, Inc.......................................             250             3,760
   Robbins & Myers, Inc.........................................................           1,357            65,896
   Robert Half International, Inc...............................................           2,644            73,212
   Rockwell Automation, Inc.....................................................           2,000           155,740
   Rockwell Collins, Inc........................................................           2,200           127,358
   Rollins, Inc.................................................................           1,750            37,432
  #Roper Industries, Inc........................................................           2,420           226,004
  *RSC Holdings, Inc............................................................             965            20,448
  *Rush Enterprises, Inc. Class A...............................................             887            20,410
   Ryder System, Inc............................................................           2,800           157,584
  *Saia, Inc....................................................................              67             1,009
  *Sauer-Danfoss, Inc...........................................................           1,100            55,440
   Schawk, Inc..................................................................             600             8,064
  *School Specialty, Inc........................................................             400             1,288
   SeaCube Container Leasing, Ltd...............................................               9               139
  *Shaw Group, Inc..............................................................           2,201            59,735
   Simpson Manufacturing Co., Inc...............................................           1,677            54,301
   SkyWest, Inc.................................................................             900            11,520
  *SL Industries, Inc...........................................................             100             1,795
   Snap-on, Inc.................................................................           2,627           148,452
   Southwest Airlines Co........................................................          19,771           189,406
  *Spirit Aerosystems Holdings, Inc. Class A....................................           3,200            72,768
   SPX Corp.....................................................................           1,740           121,156
  *Standard Parking Corp........................................................             200             3,536
   Standard Register Co.........................................................             600             1,206
   Standex International Corp...................................................             340            13,631
   Stanley Black & Decker, Inc..................................................           3,390           237,910
   Steelcase, Inc. Class A......................................................           2,150            18,726
  *Stericycle, Inc..............................................................             500            42,010
  *Sterling Construction Co., Inc...............................................             400             4,804
   Sun Hydraulics Corp..........................................................             300             8,427
  *SYKES Enterprises, Inc.......................................................             948            16,618
  #TAL International Group, Inc.................................................           1,100            36,641
  *Taser International, Inc.....................................................           1,400             6,664
  *Team, Inc....................................................................             600            17,514
  *Tecumseh Products Co. Class A................................................             400             2,008
  *Teledyne Technologies, Inc...................................................             700            39,732
   Tennant Co...................................................................             600            23,088
 #*Terex Corp...................................................................           3,700            73,260
  *Tetra Tech, Inc..............................................................           1,701            39,344
   Textainer Group Holdings, Ltd................................................           1,200            37,908
   Textron, Inc.................................................................           6,205           158,103
  *Thomas & Betts Corp..........................................................           2,009           143,423
   Timken Co....................................................................           2,900           141,607
  #Titan International, Inc.....................................................           1,199            28,944
  *Titan Machinery, Inc.........................................................             800            19,792
   Toro Co......................................................................             500            31,695
   Towers Watson & Co...........................................................             700            41,860
  *TransDigm Group, Inc.........................................................           1,000           104,530
  *TRC Cos., Inc................................................................             500             3,105
  *Trex Co., Inc................................................................             400             9,928
  *TriMas Corp..................................................................             600            13,002
   Trinity Industries, Inc......................................................           1,600            50,336
  #Triumph Group, Inc...........................................................           1,700           106,369
  *TrueBlue, Inc................................................................           1,000            16,510
  *Tutor Perini Corp............................................................           1,100            16,709
  #Twin Disc, Inc...............................................................             300             9,279
   Tyco International, Ltd......................................................           7,404           377,234
  *Ultralife Corp...............................................................             200               834
   UniFirst Corp................................................................             600            36,228

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*United Continental Holdings, Inc.............................................           6,748   $       155,879
   United Parcel Service, Inc...................................................           5,739           434,155
 #*United Rentals, Inc..........................................................           1,006            38,469
   United Stationers, Inc.......................................................           1,044            33,753
   United Technologies Corp.....................................................           8,086           633,538
   Universal Forest Products, Inc...............................................             700            22,239
   Universal Truckload Services, Inc............................................             200             3,556
  *UQM Technologies, Inc........................................................             500               835
  *URS Corp.....................................................................           3,026           124,520
 #*US Airways Group, Inc........................................................           1,400            11,816
   US Ecology, Inc..............................................................             600            11,232
  *USA Truck, Inc...............................................................             200             1,886
 #*USG Corp.....................................................................           1,700            21,828
   UTi Worldwide, Inc...........................................................           1,500            22,335
   Valmont Industries, Inc......................................................             531            55,707
  *Verisk Analytics, Inc. Class A...............................................           2,392            95,847
   Viad Corp....................................................................             409             8,274
   Vicor Corp...................................................................             600             5,358
  *Volt Information Sciences, Inc...............................................             500             3,545
   VSE Corp.....................................................................             200             5,242
   W.W. Grainger, Inc...........................................................             405            77,250
   Wabtec Corp..................................................................           1,400            96,306
  #Waste Connections, Inc.......................................................           3,588           115,928
  #Watsco, Inc..................................................................           1,400            96,558
   Watts Water Technologies, Inc. Class A.......................................           1,100            42,405
  *WCA Waste Corp...............................................................             110               713
   Werner Enterprises, Inc......................................................           1,067            27,881
  *WESCO International, Inc.....................................................           1,140            71,683
  *Willis Lease Finance Corp....................................................              78             1,059
   Woodward, Inc................................................................           1,600            67,168
  *XPO Logistics, Inc...........................................................              91             1,044
   Xylem, Inc...................................................................           5,686           147,324
                                                                                                   ---------------
Total Industrials...............................................................                        22,833,335
                                                                                                   ---------------
Information Technology -- (14.7%)
  *Accelrys, Inc................................................................           1,275             9,550
   Accenture P.L.C. Class A.....................................................           7,811           447,883
 #*ACI Worldwide, Inc...........................................................             975            29,621
   Acorn Energy, Inc............................................................             200             1,294
  *Actuate Corp.................................................................           1,433             8,254
  *Acxiom Corp..................................................................           2,315            31,762
  *Adobe Systems, Inc...........................................................           6,189           191,550
   ADTRAN, Inc..................................................................           1,300            45,019
 #*Advanced Micro Devices, Inc..................................................          17,440           117,022
 #*Advent Software, Inc.........................................................           1,200            31,500
  *Agilysys, Inc................................................................             161             1,311
 #*Alliance Data Systems Corp...................................................             600            66,480
  *Alpha & Omega Semiconductor, Ltd.............................................             249             2,311
   Altera Corp..................................................................           1,600            63,664
  *Amdocs, Ltd..................................................................           4,142           121,940
   American Software, Inc. Class A..............................................             400             3,588
  *Amtech Systems, Inc..........................................................             200             2,038
   Analog Devices, Inc..........................................................           2,900           113,477
  *Anaren, Inc..................................................................             400             6,968
 #*Ancestry.com, Inc............................................................             767            22,703
  *Anixter International, Inc...................................................             600            39,306
  *ANSYS, Inc...................................................................             800            48,392
 #*AOL, Inc.....................................................................           2,064            33,457
  *Apple, Inc...................................................................           9,440         4,309,171
   Applied Materials, Inc.......................................................          19,545           240,013
  *Ariba, Inc...................................................................           1,700            46,410

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Arris Group, Inc.............................................................           2,495   $        29,142
 #*Aruba Networks, Inc..........................................................             700            15,526
 #*AsiaInfo-Linkage, Inc........................................................           2,100            24,633
  *Autodesk, Inc................................................................           3,807           137,052
   Automatic Data Processing, Inc...............................................           1,900           104,082
   Avago Technologies, Ltd......................................................           2,400            81,456
  *Aviat Networks, Inc..........................................................             873             1,938
  *Avid Technology, Inc.........................................................             308             2,985
  *Avnet, Inc...................................................................           3,500           122,045
  *Aware, Inc...................................................................             500             1,600
   Bel Fuse, Inc. Class B.......................................................             177             3,584
  *Benchmark Electronics, Inc...................................................             900            15,480
   Black Box Corp...............................................................             200             6,184
   Blackbaud, Inc...............................................................             704            21,423
  *Blue Coat Systems, Inc.......................................................             400            10,304
  *BMC Software, Inc............................................................           1,800            65,232
  *Bottomline Technologies, Inc.................................................             938            25,645
  *Brightpoint, Inc.............................................................           1,183            13,865
  *Broadcom Corp................................................................           4,052           139,146
   Broadridge Financial Solutions, Inc..........................................           3,673            88,042
  *Brocade Communications Systems, Inc..........................................          10,100            56,661
  *BTU International, Inc.......................................................             200               630
   CA, Inc......................................................................          12,859           331,505
 #*CACI International, Inc. Class A.............................................           1,000            58,690
 #*Cadence Design Systems, Inc..................................................           3,700            39,072
  *CalAmp Corp..................................................................             100               456
  *Calix, Inc...................................................................           1,163             8,804
 #*Callidus Software, Inc.......................................................             100               674
  *Cardtronics, Inc.............................................................             700            17,885
  *Cascade Microtech, Inc.......................................................             300             1,029
   Cass Information Systems, Inc................................................             220             8,690
  *CIBER, Inc...................................................................           2,092             9,100
   Cisco Sytems, Inc............................................................          65,591         1,287,551
  *Citrix Systems, Inc..........................................................             700            45,647
  *Clearfield, Inc..............................................................             600             3,342
   Cognex Corp..................................................................             748            31,079
  *Cognizant Technology Solutions Corp..........................................           2,515           180,451
 #*Cogo Group, Inc..............................................................             700             1,512
  *Coherent, Inc................................................................             600            33,528
   Communications Systems, Inc..................................................             300             4,467
  *CommVault Systems, Inc.......................................................             269            12,643
   Computer Sciences Corp.......................................................           1,513            39,081
  *Computer Task Group, Inc.....................................................             191             2,756
  *Compuware Corp...............................................................           7,440            58,330
  *comScore, Inc................................................................             425             9,414
   Comtech Telecommunications Corp..............................................             364            11,233
  *Comverge, Inc................................................................             500               680
 #*Concur Technologies, Inc.....................................................           1,400            73,290
  *Convergys Corp...............................................................           4,300            57,233
  *Convio, Inc..................................................................             237             3,775
  *CoreLogic, Inc...............................................................           1,123            15,947
   Corning, Inc.................................................................           4,015            51,673
  *Cray, Inc....................................................................             100               746
 #*Cree, Inc....................................................................           1,300            33,059
  *CSG Systems International, Inc...............................................             775            12,609
   CTC Media, Inc...............................................................             700             7,014
   CTS Corp.....................................................................             174             1,750
   Daktronics, Inc..............................................................             640             7,002
  *Datalink Corp................................................................             200             1,842
   DDi Corp.....................................................................             400             3,884
  *DealerTrack Holdings, Inc....................................................           1,065            29,106

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Dell, Inc....................................................................          20,200   $       348,046
  *Deltek, Inc..................................................................             600             6,186
  *Dice Holdings, Inc...........................................................           1,300            12,311
   Diebold, Inc.................................................................           2,031            64,362
  *Digi International, Inc......................................................               4                45
  *Digimarc Corp................................................................              88             2,326
  *Digital River, Inc...........................................................           1,136            18,187
   DST Systems, Inc.............................................................           1,200            58,572
  *Dynamics Research Corp.......................................................             300             3,378
   Earthlink, Inc...............................................................           2,110            15,213
  *eBay, Inc....................................................................          14,300           451,880
  #Ebix, Inc....................................................................             960            23,789
 #*Echelon Corp.................................................................             700             3,619
 #*Echo Global Logistics, Inc...................................................             716            12,000
   Electro Rent Corp............................................................             200             3,418
  *Electronic Arts, Inc.........................................................           4,324            80,297
  *Electronics for Imaging, Inc.................................................             709            12,166
  *EMC Corp.....................................................................          17,746           457,137
  *Emulex Corp..................................................................              91               950
  *Envestnet, Inc...............................................................              87             1,001
   EPIQ Systems, Inc............................................................             872            10,630
  *ePlus, Inc...................................................................             400            11,408
  *Equinix, Inc.................................................................           1,116           133,875
  *Euronet Worldwide, Inc.......................................................           1,560            28,642
  *ExlService Holdings, Inc.....................................................             838            20,229
  *Extreme Networks.............................................................             831             2,692
  *F5 Networks, Inc.............................................................           1,000           119,740
   FactSet Research Systems, Inc................................................             304            26,849
   Fair Isaac Corp..............................................................             900            32,616
 #*Finisar Corp.................................................................           1,723            34,908
 #*First Solar, Inc.............................................................             600            25,368
  *Fiserv, Inc..................................................................           1,600           100,624
  *Forrester Research, Inc......................................................             600            20,964
  *Fortinet, Inc................................................................           2,600            59,306
 #*Gartner Group, Inc...........................................................           1,400            53,074
  *Genpact, Ltd.................................................................           4,420            64,665
  *Global Cash Access Holdings, Inc.............................................           2,100            11,130
   Global Payments, Inc.........................................................             600            30,012
  *Globecomm Systems, Inc.......................................................             400             5,708
  *Google, Inc..................................................................           1,413           819,695
  *GSI Group, Inc...............................................................             509             5,879
  *GSI Technology, Inc..........................................................             600             2,976
 #*GT Advanced Technologies, Inc................................................           2,386            20,567
  *Hackett Group, Inc. (The)....................................................             800             3,100
   Harris Corp..................................................................           1,873            76,793
   Heartland Payment Systems, Inc...............................................             788            18,912
   Hewlett-Packard Co...........................................................          25,903           724,766
  *Hutchinson Technology, Inc...................................................             900             1,665
  *I.D. Systems, Inc............................................................             400             2,060
  #IAC/InterActiveCorp..........................................................           2,100            90,447
  *Identive Group, Inc..........................................................              28                64
  *iGATE Corp...................................................................             922            16,799
  *iGo, Inc.....................................................................             500               400
 #*Infinera Corp................................................................           1,806            12,895
  *Informatica Corp.............................................................           1,100            46,530
  *InfoSpace, Inc...............................................................           1,200            14,772
  *Ingram Micro, Inc. Class A...................................................           3,411            64,741
  *Innodata Isogen, Inc.........................................................             400             1,640
  *Insight Enterprises, Inc.....................................................             900            16,614
   Intel Corp...................................................................           8,636           228,163
  *Interactive Intelligence Group, Inc..........................................             500            12,905

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  #InterDigital, Inc............................................................             726   $        27,094
  *Internap Network Services Corp...............................................           1,200             8,052
   International Business Machines Corp.........................................           7,250         1,396,350
   Intersil Corp. Class A.......................................................           4,419            49,758
   Intuit, Inc..................................................................           3,300           186,252
  *IPG Photonics Corp...........................................................             600            31,674
  *Itron, Inc...................................................................           1,000            38,790
  *Ixia.........................................................................           1,000            12,210
  #j2 Global, Inc...............................................................           1,286            34,671
 #*Jabil Circuit, Inc...........................................................           3,700            83,842
   Jack Henry & Associates, Inc.................................................           2,300            78,660
  *JDA Software Group, Inc......................................................           1,152            33,949
  *JDS Uniphase Corp............................................................           5,567            70,645
  *Juniper Networks, Inc........................................................           4,500            94,185
  *Kemet Corp...................................................................             700             6,433
  *Kenexa Corp..................................................................             452            10,857
   Keynote Systems, Inc.........................................................             289             5,656
 #*KIT Digital, Inc.............................................................           1,059            11,469
 #*Lam Research Corp............................................................           1,419            60,435
   Lender Processing Services, Inc..............................................             600             9,978
  #Lexmark International, Inc...................................................           4,125           143,962
 #*Limelight Networks, Inc......................................................           1,200             3,912
   Linear Technology Corp.......................................................           1,600            53,312
  *Lionbridge Technologies, Inc.................................................             700             1,925
  *Liquidity Services, Inc......................................................             500            17,255
   Littlefuse, Inc..............................................................             200            10,142
  *LogMeIn, Inc.................................................................             305            12,148
  *LoopNet, Inc.................................................................             600             9,612
  *Loral Space & Communications, Inc............................................             131             9,034
  *LSI Corp.....................................................................           8,733            66,109
  *Manhattan Associates, Inc....................................................             300            13,167
   ManTech International Corp. Class A..........................................             511            17,962
   Marchex, Inc. Class B........................................................             700             3,164
  *Marvell Technology Group, Ltd................................................          13,745           213,460
   MasterCard, Inc. Class A.....................................................             400           142,228
   Maximus, Inc.................................................................             875            39,401
 #*Maxwell Technologies, Inc....................................................             208             4,256
  *Measurement Specialties, Inc.................................................             332            10,790
  *MEMC Electronic Materials, Inc...............................................           2,500            11,425
  *MEMSIC, Inc..................................................................             500             1,630
  *Mentor Graphics Corp.........................................................           3,262            45,244
  *Mercury Computer Systems, Inc................................................             193             2,584
   Methode Electronics, Inc.....................................................             700             6,951
  *Micron Technology, Inc.......................................................          11,924            90,503
  *MICROS Systems, Inc..........................................................           1,400            69,594
   Microsoft Corp...............................................................          76,910         2,271,152
  *MicroStrategy, Inc...........................................................             200            23,024
  *MModal, Inc..................................................................             600             6,276
  *ModusLink Global Solutions, Inc..............................................           1,100             6,292
  *MoneyGram International, Inc.................................................             407             7,554
  *Monotype Imaging Holdings, Inc...............................................             800            12,488
  *Motorola Mobility Holdings, Inc..............................................           3,612           139,532
   Motorola Solutions, Inc......................................................           3,414           158,444
   MTS Systems Corp.............................................................             334            15,327
  *Multi-Fineline Electronix, Inc...............................................             271             6,737
   National Instruments Corp....................................................           2,276            61,247
  *NCI, Inc. Class A............................................................             100               732
  *NCR Corp.....................................................................           3,038            56,902
  *NetApp, Inc..................................................................           1,900            71,706
  *NETGEAR, Inc.................................................................             700            27,874
 #*NetList, Inc.................................................................             400             1,296

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *NetScout Systems, Inc........................................................           1,100   $        22,726
  *NetSuite, Inc................................................................             849            35,556
  *Network Engines, Inc.........................................................           1,000             1,370
  *NeuStar, Inc.................................................................           1,861            67,945
  *Novellus Systems, Inc........................................................           1,085            51,158
 #*Nuance Communications, Inc...................................................           3,131            89,296
  *NVIDIA Corp..................................................................          14,093           208,154
  *Official Payments Holdings, Inc..............................................             400             1,736
  *ON Semiconductor Corp........................................................           8,632            75,098
  *Online Resources Corp........................................................             500             1,345
  *Openwave Systems, Inc........................................................           1,900             3,819
  #OPNET Technologies, Inc......................................................             400            14,180
   Oracle Corp..................................................................          31,407           885,677
  *ORBCOMM, Inc.................................................................              18                62
  *OSI Systems, Inc.............................................................             300            16,119
  *PAR Technology Corp..........................................................             300             1,398
  *Parametric Technology Corp...................................................           3,100            78,027
   Park Electrochemical Corp....................................................             423            12,847
  *Perceptron, Inc..............................................................             200             1,026
  *Perficient, Inc..............................................................             500             5,565
  *Pervasive Software, Inc......................................................             400             2,304
   Plantronics, Inc.............................................................             900            33,516
  *Plexus Corp..................................................................             600            21,750
  *PMC-Sierra, Inc..............................................................           6,000            39,000
  *Polycom, Inc.................................................................           4,800            95,760
  *Power-One, Inc...............................................................           2,000             8,680
  *Progress Software Corp.......................................................           1,199            27,973
   Pulse Electronics Corp.......................................................             348               999
 #*QLIK Technologies, Inc.......................................................             944            26,621
  *QLogic Corp..................................................................           2,968            51,406
   QUALCOMM, Inc................................................................          13,544           796,658
  *Quest Software, Inc..........................................................           1,905            38,767
 #*Rackspace Hosting, Inc.......................................................           1,436            62,337
   RealNetworks, Inc............................................................             748             7,637
 #*RealPage, Inc................................................................           1,167            30,015
  *Red Hat, Inc.................................................................             826            38,302
   Richardson Electronics, Ltd..................................................             500             6,055
  *Rogers Corp..................................................................             381            14,642
 #*Rosetta Stone, Inc...........................................................             307             2,395
  *Rovi Corp....................................................................           1,000            32,090
  *S1 Corp......................................................................           1,200            11,712
  *Saba Software, Inc...........................................................             600             5,964
 #*SAIC, Inc....................................................................           6,400            82,304
 #*Salesforce.com, Inc..........................................................              25             2,920
  *Sandisk Corp.................................................................           3,154           144,706
  *Sanmina-SCI Corp.............................................................           1,500            16,470
   Sapient Corp.................................................................           3,942            50,852
  *ScanSource, Inc..............................................................             535            20,100
  *SeaChange International, Inc.................................................             400             2,872
   Seagate Technology...........................................................           6,300           133,182
 #*Silicon Graphics International Corp..........................................             600             8,184
 #*Silicon Laboratories, Inc....................................................           1,370            60,061
  *Skyworks Solutions, Inc......................................................             600            12,948
  *Smith Micro Software, Inc....................................................             500               910
  *SolarWinds, Inc..............................................................           1,200            37,932
   Solera Holdings, Inc.........................................................           1,300            62,101
  *Sonus Networks, Inc..........................................................           3,892            10,041
 #*Sourcefire, Inc..............................................................             400            12,408
  *SRS Labs, Inc................................................................             400             2,768
  *SS&C Technologies Holdings, Inc..............................................           1,493            28,024
  *StarTek, Inc.................................................................             200               624

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Steel Excel, Inc.............................................................             300   $         7,875
  *SuccessFactors, Inc..........................................................             804            31,999
  *Super Micro Computer, Inc....................................................             713            12,035
  *Support.com, Inc.............................................................           1,000             2,580
  *Sycamore Networks, Inc.......................................................             333             6,467
  *Symantec Corp................................................................           7,795           133,996
  *Symmetricom, Inc.............................................................              97               605
 #*Synaptics, Inc...............................................................             587            22,488
 #*Synchronoss Technologies, Inc................................................             227             7,586
  *Synopsys, Inc................................................................           2,400            70,032
   Syntel, Inc..................................................................             900            42,228
  *Take-Two Interactive Software, Inc...........................................           1,500            23,400
  *Taleo Corp...................................................................             137             4,933
  *TE Connectivity, Ltd.........................................................           2,996           102,164
  *Tech Data Corp...............................................................           1,000            51,920
  *TechTarget, Inc..............................................................             844             5,866
  *TeleCommunication Systems, Inc. Class A......................................             700             1,638
  *TeleNav, Inc.................................................................             911             6,769
  *TeleTech Holdings, Inc.......................................................           1,480            25,101
   Tellabs, Inc.................................................................          13,557            51,517
   Telular Corp.................................................................              22               184
 #*Teradata Corp................................................................           1,800            96,408
 #*Teradyne, Inc................................................................           4,700            76,845
   Tessco Technologies, Inc.....................................................             126             2,245
   Texas Instruments, Inc.......................................................           9,100           294,658
   TheStreet, Inc...............................................................             700             1,337
  *THQ, Inc.....................................................................           1,400               938
  *TIBCO Software, Inc..........................................................           3,100            80,817
  *TiVo, Inc....................................................................           2,948            30,600
  *TNS, Inc.....................................................................             400             7,376
   Total System Services, Inc...................................................           1,400            30,016
  *Transact Technologies, Inc...................................................             300             2,313
 #*Trimble Navigation, Ltd......................................................           1,363            63,829
  *TTM Technologies, Inc........................................................             483             5,926
  *Tyler Technologies, Inc......................................................             400            14,052
  *Ultimate Software Group, Inc.................................................              51             3,401
  *Unisys Corp..................................................................           1,200            25,164
   United Online, Inc...........................................................           1,973            11,207
 #*ValueClick, Inc..............................................................           2,100            36,624
  *VeriFone Systems, Inc........................................................           1,315            56,150
  *Verint Systems, Inc..........................................................             624            17,665
  *VeriSign, Inc................................................................             662            24,534
 #*Viasat, Inc..................................................................             700            33,278
  *Viasystems Group, Inc........................................................             269             4,570
  *Video Display Corp...........................................................              37               226
 #*VirnetX Holding Corp.........................................................             233             5,410
  *Virtusa Corp.................................................................             504             8,059
  #Visa, Inc....................................................................           1,926           193,833
 #*Vishay Precision Group, Inc..................................................             335             5,280
 #*VistaPrint N.V...............................................................             300            10,734
  *VMware, Inc. Class A.........................................................             700            63,889
  *Vocus, Inc...................................................................             348             7,994
 #*Web.com Group, Inc...........................................................             400             5,120
 #*WebMD Health Corp............................................................             300             8,412
  *Websense, Inc................................................................             238             4,498
  *Western Digital Corp.........................................................           6,301           229,041
  *Wright Express Corp..........................................................             950            51,984
   Xerox Corp...................................................................          31,625           245,094
   Xilinx, Inc..................................................................           2,800           100,380
  *XO Group, Inc................................................................             950             7,828
  *X-Rite, Inc..................................................................           1,715             7,786

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Xyratex, Ltd.................................................................             280   $         4,446
  *Yahoo!, Inc..................................................................          11,871           183,644
  *Zebra Technologies Corp. Class A.............................................           1,887            71,442
  *Zix Corp.....................................................................             300               906
  *Zygo Corp....................................................................             500             8,845
                                                                                                   ---------------
Total Information Technology....................................................                        26,538,188
                                                                                                   ---------------
Materials -- (5.1%)
   A. Schulman, Inc.............................................................           1,031            25,260
  *A.M. Castle & Co.............................................................             600             6,222
  *AEP Industries, Inc..........................................................             100             3,304
   Air Products & Chemicals, Inc................................................           2,454           216,026
   Airgas, Inc..................................................................           1,600           126,288
   Albemarle Corp...............................................................           1,703           109,520
   Alcoa, Inc...................................................................          14,100           143,256
   Allegheny Technologies, Inc..................................................           1,542            69,991
 #*Allied Nevada Gold Corp......................................................           1,397            50,194
  #AMCOL International Corp.....................................................             867            24,762
  *American Pacific Corp........................................................             200             1,586
   American Vanguard Corp.......................................................             800            12,024
   AptarGroup, Inc..............................................................           1,330            69,719
  *Arabian American Development Co..............................................             500             3,995
   Ashland, Inc.................................................................           1,265            79,771
   Balchem Corp.................................................................             534            20,207
   Ball Corp....................................................................           2,400            94,224
   Bemis Co., Inc...............................................................           6,161           192,839
   Boise, Inc...................................................................           3,993            30,507
   Buckeye Technologies, Inc....................................................           2,150            72,090
   Cabot Corp...................................................................           2,200            79,640
  *Calgon Carbon Corp...........................................................           2,500            40,850
   Carpenter Technology Corp....................................................             991            52,008
   Celanese Corp. Class A.......................................................           1,900            92,549
  *Century Aluminum Co..........................................................           3,100            31,093
   CF Industries Holdings, Inc..................................................             975           172,946
  *Chemtura Corp................................................................           3,210            45,100
  *Clearwater Paper Corp........................................................             700            25,564
   Cliffs Natural Resources, Inc................................................           3,800           274,550
  *Coeur d'Alene Mines Corp.....................................................           1,900            52,554
   Compass Minerals International, Inc..........................................             500            36,535
  *Contango ORE, Inc............................................................              50               626
  *Crown Holdings, Inc..........................................................           2,200            79,354
   Deltic Timber Corp...........................................................             200            13,624
  #Domtar Corp..................................................................           1,800           155,484
   Dow Chemical Co. (The).......................................................          11,390           381,679
   E.I. du Pont de Nemours & Co.................................................           4,700           239,183
   Eagle Materials, Inc.........................................................           1,900            55,879
   Eastman Chemical Co..........................................................           3,041           153,023
   Ecolab, Inc..................................................................           3,261           197,095
  *Ferro Corp...................................................................             200             1,352
   FMC Corp.....................................................................             900            83,412
   Freeport-McMoRan Copper & Gold, Inc. Class B.................................           4,500           207,945
 #*General Moly, Inc............................................................           1,835             6,826
  *Georgia Gulf Corp............................................................             560            19,628
   Globe Specialty Metals, Inc..................................................           1,441            19,713
 #*Golden Minerals, Co..........................................................             335             3,250
  *Graphic Packaging Holding Co.................................................          11,595            58,091
   H.B. Fuller Co...............................................................           3,100            88,722
   Hawkins, Inc.................................................................             400            15,840
   Haynes International, Inc....................................................             300            18,228
  *Headwaters, Inc..............................................................           1,600             4,240
  *Horsehead Holding Corp.......................................................           2,058            22,391

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Huntsman Corp................................................................           7,232   $        92,063
   Innophos Holdings, Inc.......................................................             600            29,952
  *Innospec, Inc................................................................             700            22,659
   International Flavors & Fragrances, Inc......................................             900            50,229
   International Paper Co.......................................................           5,400           168,156
  *Intrepid Potash, Inc.........................................................           1,500            35,835
   Kaiser Aluminum Corp.........................................................             650            32,097
  *KapStone Paper & Packaging Corp..............................................           1,800            31,428
   KMG Chemicals, Inc...........................................................             300             5,523
  *Kraton Performance Polymers, Inc.............................................           1,172            33,332
   Kronos Worldwide, Inc........................................................           1,200            27,624
  *Landec Corp..................................................................             600             3,618
  *Louisiana-Pacific Corp.......................................................           3,200            27,264
  *LyondellBasell Industries NV Class A.........................................           2,384           102,750
  #Martin Marietta Materials, Inc...............................................           1,307           107,841
  *Materion Corp................................................................             900            26,469
   MeadWestavco Corp............................................................           5,835           171,782
  *Mercer International, Inc....................................................           1,315            10,757
  *Metals USA Holdings Corp.....................................................             981            13,116
   Minerals Technologies, Inc...................................................           1,000            63,450
 #*Molycorp, Inc................................................................             770            23,855
   Monsanto Co..................................................................           3,897           319,749
   Mosaic Co. (The).............................................................           2,094           117,201
   Myers Industries, Inc........................................................           1,200            15,972
   Neenah Paper, Inc............................................................             600            14,262
  #NewMarket Corp...............................................................             200            43,238
   Newmont Mining Corp..........................................................           2,923           179,706
   Noranda Aluminum Holding Corp................................................           2,079            21,809
   Nucor Corp...................................................................           5,000           222,450
   Olympic Steel, Inc...........................................................             300             7,737
  *OM Group, Inc................................................................             694            18,828
  *Omnova Solutions, Inc........................................................           1,400             6,944
  *Owens-Illinois, Inc..........................................................           3,651            87,807
   P.H. Glatfelter Co...........................................................             900            13,302
   Packaging Corp. of America...................................................           2,463            69,309
  *Penford Corp.................................................................             200             1,130
   PPG Industries, Inc..........................................................           1,300           116,454
   Praxair, Inc.................................................................           2,800           297,360
   Reliance Steel & Aluminum Co.................................................           2,782           148,002
   Rock-Tenn Co. Class A........................................................           1,500            92,790
  *Rockwood Holdings, Inc.......................................................           1,600            80,800
   Royal Gold, Inc..............................................................           1,945           148,092
   RPM International, Inc.......................................................           2,960            74,089
 #*RTI International Metals, Inc................................................             400            10,068
   Schweitzer-Maudoit International, Inc........................................             500            34,765
  #Scotts Miracle-Gro Co. Class A (The).........................................           1,329            62,941
   Sealed Air Corp..............................................................           6,825           136,022
  *Senomyx, Inc.................................................................             500             1,465
   Sensient Technologies Corp...................................................           2,976           117,909
   Sherwin-Williams Co..........................................................           1,600           156,048
  #Sigma-Aldrich Corp...........................................................           1,600           108,864
   Silgan Holdings, Inc.........................................................           1,700            70,652
  *Solitario Exploration & Royalty Corp.........................................           1,000             1,570
  *Solutia, Inc.................................................................           3,300            90,750
  #Sonoco Products Co...........................................................           2,651            82,976
  #Southern Copper Corp.........................................................           3,216           111,563
  *Spartech Corp................................................................           1,000             5,370
   Steel Dynamics, Inc..........................................................           3,343            53,321
   Stepan Co....................................................................             100             8,594
  *Stillwater Mining Co.........................................................           1,500            19,320
  *SunCoke Energy, Inc..........................................................           1,073            14,412

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Synalloy Corp................................................................             300   $         3,228
   Temple-Inland, Inc...........................................................           4,100           130,749
  #Texas Industries, Inc........................................................           1,100            34,386
   Titanium Metals Corp.........................................................           4,200            64,596
  *United States Lime & Minerals, Inc...........................................             200            12,456
  *Universal Stainless & Alloy Products, Inc....................................             400            15,892
   Valhi, Inc...................................................................           1,400            75,348
   Valspar Corp.................................................................           3,600           155,664
   Vulcan Materials Co..........................................................           1,212            53,158
   Wausau Paper Corp............................................................           2,700            23,328
  #Westlake Chemical Corp.......................................................             700            40,915
   Weyerhaeuser Co..............................................................           9,238           184,945
   Worthington Industries, Inc..................................................           4,700            86,527
   Zep, Inc.....................................................................             100             1,638
  *Zoltek Cos., Inc.............................................................           1,500            13,035
                                                                                                   ---------------
Total Materials.................................................................                         9,240,065
                                                                                                   ---------------
Other -- (0.0%)
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................             300                --
                                                                                                   ---------------
Telecommunication Services -- (2.4%)
  *AboveNet, Inc................................................................             800            53,160
   AT&T, Inc....................................................................          54,820         1,612,256
   Atlantic Tele-Network, Inc...................................................             400            14,436
  *Cbeyond, Inc.................................................................           1,100             9,350
   CenturyLink, Inc.............................................................           6,253           231,549
  *Cincinnati Bell, Inc.........................................................           5,900            20,355
   Consolidated Communications Holdings, Inc....................................             869            16,502
  *General Communications, Inc. Class A.........................................           1,400            14,574
   HickoryTech Corp.............................................................             380             4,366
   IDT Corp. Class B............................................................             400             3,520
 #*Iridium Communications, Inc..................................................           2,369            18,928
 #*Leap Wireless International, Inc.............................................           1,800            15,408
 #*Level 3 Communications, Inc..................................................           2,906            53,906
   Lumos Networks Corp..........................................................             700            10,521
  *MetroPCS Communications, Inc.................................................           7,596            67,149
  *Neutral Tandem, Inc..........................................................           1,086            13,347
  *NII Holdings, Inc............................................................           3,300            66,363
   NTELOS Holdings Corp.........................................................             700            15,981
  *Pendrell Corp................................................................           2,304             6,152
  *Premiere Global Services, Inc................................................           1,800            15,840
  *Primus Telecommunications Group, Inc.........................................              72               914
   Shenandoah Telecommunications Co.............................................             800             7,896
  *Sprint Nextel Corp...........................................................          46,550            98,686
   SureWest Communications......................................................             500             7,240
 #*Telephone & Data Systems, Inc................................................           2,856            75,121
  *United States Cellular Corp..................................................             609            27,935
   USA Mobility, Inc............................................................             700             9,905
   Verizon Communications, Inc..................................................          43,225         1,627,854
  *Vonage Holdings Corp.........................................................           2,100             5,313
  #Windstream Corp..............................................................          11,129           134,327
                                                                                                   ---------------
Total Telecommunication Services................................................                         4,258,854
                                                                                                   ---------------
Utilities -- (3.3%)
   AGL Resources, Inc...........................................................           3,547           147,236
   Alliant Energy Corp..........................................................           1,400            59,346
   Ameren Corp..................................................................           1,900            60,116
   American Electric Power Co., Inc.............................................           5,600           221,536
   American States Water Co.....................................................             600            21,702
   American Water Works Co., Inc................................................           3,000           101,190
   Aqua America, Inc............................................................           3,550            78,313

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
  #Artesian Resources Corp. Class A.............................................             200   $         3,780
   Atmos Energy Corp............................................................           1,200            38,892
   Black Hills Corp.............................................................             700            23,632
 #*Cadiz, Inc...................................................................             200             1,988
   California Water Service Group...............................................           1,044            19,262
  *Calpine Corp.................................................................          13,700           200,020
   CenterPoint Energy, Inc......................................................           5,150            95,121
   CH Energy Group, Inc.........................................................             555            31,568
   Chesapeake Utilities Corp....................................................             200             8,604
   Cleco Corp...................................................................           1,010            40,158
   CMS Energy Corp..............................................................           5,802           126,658
   Connecticut Water Services, Inc..............................................             367            11,149
   Consolidated Edison, Inc.....................................................           2,600           153,296
   Consolidated Water Co., Ltd..................................................             173             1,348
   Constellation Energy Group, Inc..............................................           2,000            72,860
   Dominion Resources, Inc......................................................           4,726           236,489
   DTE Energy Co................................................................           2,300           122,383
   Duke Energy Corp.............................................................           5,296           112,858
  *Dynegy, Inc..................................................................           7,061            13,133
   Edison International, Inc....................................................           4,400           180,576
   El Paso Electric Co..........................................................             793            27,596
   Empire District Electric Co..................................................             800            16,664
   Entergy Corp.................................................................           1,500           104,070
  #Exelon Corp..................................................................           3,800           151,164
   Genie Energy, Ltd. Class B...................................................             400             4,184
  *GenOn Energy, Inc............................................................          32,073            68,315
   Hawaiian Electric Industries, Inc............................................           2,600            67,470
   IDACORP, Inc.................................................................           1,400            59,010
   Integrys Energy Group, Inc...................................................           1,779            92,348
   ITC Holdings Corp............................................................             960            70,762
   Laclede Group, Inc...........................................................             400            16,664
   MDU Resources Group, Inc.....................................................           4,410            94,286
   MGE Energy, Inc..............................................................           1,000            44,860
   Middlesex Water Co...........................................................             200             3,778
   National Fuel Gas Co.........................................................             250            12,570
   New Jersey Resources Corp....................................................             400            19,088
   NextEra Energy, Inc..........................................................           5,000           299,250
   NiSource, Inc................................................................           3,800            86,374
   Northeast Utilities, Inc.....................................................           3,000           104,250
   Northwest Natural Gas Co.....................................................             185             8,797
   NorthWestern Corp............................................................             603            21,189
  *NRG Energy, Inc..............................................................           9,056           152,865
   NSTAR........................................................................           1,600            71,888
   NV Energy, Inc...............................................................           8,123           131,593
   OGE Energy Corp..............................................................           1,400            74,004
   ONEOK, Inc...................................................................           1,500           124,740
  #Ormat Technologies, Inc......................................................           1,700            27,625
   Otter Tail Corp..............................................................           1,266            27,966
   Pepco Holdings, Inc..........................................................           3,907            76,812
   PG&E Corp....................................................................           1,977            80,385
  #Piedmont Natural Gas Co......................................................           1,394            45,890
   Pinnacle West Capital Corp...................................................           1,900            89,794
   Portland General Electric Co.................................................           2,400            59,856
   Progress Energy, Inc.........................................................           2,212           120,178
   Public Service Enterprise Group, Inc.........................................           6,200           188,108
   Questar Corp.................................................................           6,400           123,392
  #SCANA Corp...................................................................           1,218            54,603
   Sempra Energy................................................................             800            45,520
   SJW Corp.....................................................................             500            11,845
   South Jersey Industries, Inc.................................................             308            16,903
  #Southern Co. (The)...........................................................           6,936           316,004

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Southwest Gas Corp...........................................................             900   $        37,620
  #TECO Energy, Inc.............................................................           3,614            65,233
   UGI Corp.....................................................................           3,000            80,730
   UIL Holdings Corp............................................................             900            31,122
   UniSource Energy Corp........................................................             600            22,356
   Unitil Corp..................................................................             200             5,526
   Vectren Corp.................................................................           1,800            51,462
  #Westar Energy, Inc...........................................................           3,695           105,086
   WGL Holdings, Inc............................................................           1,270            54,166
   Wisconsin Energy Corp........................................................           2,200            74,800
   Xcel Energy, Inc.............................................................           4,400           117,040
   York Water Co................................................................             300             5,340
                                                                                                   ---------------
Total Utilities.................................................................                         6,046,355
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       164,178,736
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17................................              20                --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17................................              20                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                                --
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........         722,503           722,503
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)

SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@DFA Short Term Investment Fund..............................................      16,286,631        16,286,631
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized
      by $28,731 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
      at $28,858) to be repurchased at $28,168..................................   $          28            28,168
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        16,314,799
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $154,294,999)^^........................................................                   $   181,216,038
                                                                                                   ===============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                             VALUATION INPUTS
                                           ---------------------------------------------------
                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------------
                                              LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                           ------------   -----------   -------   ------------
Common Stocks
   Consumer Discretionary...............   $ 21,632,112            --      --     $ 21,632,112
   Consumer Staples.....................     12,935,165            --      --       12,935,165
   Energy...............................    20,646,259$           768      --       20,647,027
   Financials...........................     21,713,794            --      --       21,713,794
   Health Care..........................     18,333,841            --      --       18,333,841
   Industrials..........................     22,833,335            --      --       22,833,335
   Information Technology...............     26,538,188            --      --       26,538,188
   Materials............................      9,240,065            --      --        9,240,065
   Other................................             --            --      --               --
   Telecommunication Services...........      4,258,854            --      --        4,258,854
   Utilities............................      6,046,355            --      --        6,046,355
Rights/Warrants.........................             --            --      --               --
Temporary Cash Investments..............        722,503            --      --          722,503
Securities Lending Collateral...........             --    16,314,799      --       16,314,799
                                           ------------   -----------     ---     ------------
TOTAL...................................   $164,900,471   $16,315,567      --     $181,216,038
                                           ============   ===========     ===     ============

               See accompanying Notes to Schedules of Investments.

                  INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.4%)
   Adelaide Brighton, Ltd.......................................................          17,121   $        53,928
   AGL Energy, Ltd..............................................................           5,673            87,834
  #Alesco Corp., Ltd............................................................           1,171             1,576
   Alumina, Ltd.................................................................          29,726            40,413
   Amalgamated Holdings, Ltd....................................................             550             3,391
   Amcor, Ltd...................................................................          23,143           172,932
   AMP, Ltd.....................................................................          21,245            96,355
   Ansell, Ltd..................................................................           3,364            53,135
   AP Eagers, Ltd...............................................................             376             4,936
  #APA Group, Ltd...............................................................           8,456            43,055
  #APN News & Media, Ltd........................................................           5,205             4,023
  *Aquarius Platinum, Ltd.......................................................           3,816            10,738
 #*Aquila Resources, Ltd........................................................             940             5,999
  *Aston Resources, Ltd.........................................................             344             3,496
  *Aurora Oil & Gas, Ltd........................................................           2,030             6,328
  *Austar United Communications, Ltd............................................          12,000            15,133
   Australia & New Zealand Banking Group, Ltd...................................          10,367           235,800
  #Australian Infrastructure Fund...............................................          14,370            30,635
   Australian Pharmaceutical Industries, Ltd....................................          40,511            12,896
   Australian Worldwide Exploration, Ltd........................................           5,136             8,173
   Beach Energy, Ltd............................................................          14,092            22,102
   Bendigo Bank, Ltd............................................................           6,920            60,872
   BHP Billiton, Ltd............................................................           2,376            94,109
  #BHP Billiton, Ltd. Sponsored ADR.............................................           9,527           756,825
  #Billabong International, Ltd.................................................             264               525
  *BlueScope Steel, Ltd.........................................................         108,331            46,521
   Boart Longyear, Ltd..........................................................          12,894            48,185
  #Boral, Ltd...................................................................          25,099           107,604
   Bradken, Ltd.................................................................           1,159             9,654
   Brambles, Ltd................................................................          15,437           119,129
   Cabcharge Australia, Ltd.....................................................           4,103            19,702
   Caltex Australia, Ltd........................................................           4,341            58,625
   Campbell Brothers, Ltd.......................................................             539            29,754
   Cardno, Ltd..................................................................           4,839            30,764
  #Clough, Ltd..................................................................          24,174            17,715
 #*Coal of Africa, Ltd..........................................................           2,428             2,568
   Coca-Cola Amatil, Ltd........................................................           5,841            71,637
   Commonwealth Bank of Australia NL............................................           7,710           414,263
   Computershare, Ltd...........................................................           2,805            22,765
   Crown, Ltd...................................................................           5,061            43,468
   CSL, Ltd.....................................................................           2,339            77,173
   CSR, Ltd.....................................................................           6,097            13,262
  *Downer EDI, Ltd..............................................................          11,045            42,330
   DUET Group, Ltd..............................................................          13,333            25,627
  #DuluxGroup, Ltd..............................................................           7,839            23,711
  *Echo Entertainment Group, Ltd................................................          12,773            49,027
  *Energy Resources of Australia, Ltd...........................................           5,657             9,255
   Envestra, Ltd................................................................          14,568            11,667
  *Evolution Mining, Ltd........................................................          15,680            30,190
  #Fairfax Media, Ltd...........................................................          41,918            32,927
   FKP Property Group, Ltd......................................................          38,528            25,927
   Fleetwood Corp., Ltd.........................................................           2,544            32,921
   Fletcher Building, Ltd.......................................................           1,711             9,137
   Fortescue Metals Group, Ltd..................................................           3,238            17,326
  *Gloucester Coal, Ltd.........................................................           3,702            32,623
   GrainCorp, Ltd...............................................................           7,936            66,089
  #GUD Holdings, Ltd............................................................           2,198            17,546
 #*Gunns, Ltd...................................................................          26,718             3,406

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  #GWA Group, Ltd...............................................................           8,700   $        22,098
   Harvey Norman Holdings, Ltd..................................................          14,320            31,307
  *Hastie Group, Ltd............................................................           1,787             1,069
  #Hills Holdings, Ltd..........................................................           5,399             5,922
   iiNet, Ltd...................................................................           7,010            22,323
   Iluka Resources, Ltd.........................................................           7,075           137,486
   Incitec Pivot, Ltd...........................................................          33,806           115,145
  *Infigen Energy, Ltd..........................................................          28,218             8,381
   Insurance Australia Group, Ltd...............................................          53,653           165,781
  #Invocare, Ltd................................................................           3,621            28,647
   James Hardie Industries SE...................................................           2,388            17,968
  #JB Hi-Fi, Ltd................................................................             845            11,305
  #Leighton Holdings, Ltd.......................................................             453            11,254
   Lend Lease Group NL..........................................................          15,736           122,796
 #*Linc Energy, Ltd.............................................................          14,004            20,553
  *MacMahon Holdings, Ltd.......................................................          46,911            32,838
   Macquarie Group, Ltd.........................................................           5,788           156,581
   McPherson's, Ltd.............................................................           4,771             8,726
  *McPherson's, Ltd.............................................................           1,193                --
   Metcash, Ltd.................................................................          11,310            48,486
   Mineral Resources, Ltd.......................................................           2,905            37,437
   Monadelphous Group, Ltd......................................................             212             4,947
  #Myer Holdings, Ltd...........................................................           7,743            17,580
   National Australia Bank, Ltd.................................................          21,518           544,649
  #Navitas, Ltd.................................................................           9,213            28,168
   New Hope Corp., Ltd..........................................................           4,695            28,029
   Newcrest Mining, Ltd.........................................................           6,479           231,905
   NIB Holdings, Ltd............................................................          20,748            32,145
   NRW Holdings, Ltd............................................................           1,833             5,890
  *Nufarm, Ltd..................................................................           3,884            18,782
   Oil Search, Ltd..............................................................          11,334            79,359
   OneSteel, Ltd................................................................          18,263            14,344
   Orica, Ltd...................................................................           5,025           132,033
   Origin Energy, Ltd...........................................................          28,591           417,154
   OZ Minerals, Ltd.............................................................           8,864           102,607
   Pacific Brands, Ltd..........................................................          11,725             7,710
   Panoramic Resources, Ltd.....................................................           2,242             3,139
  #Perpetual Trustees Australia, Ltd............................................             241             5,175
   Premier Investments, Ltd.....................................................           5,059            26,170
   Primary Health Care, Ltd.....................................................           6,948            21,945
   Prime Media Group, Ltd.......................................................             500               347
  *Qantas Airways, Ltd..........................................................          18,155            30,351
   QBE Insurance Group, Ltd.....................................................           2,931            35,681
  *Ramelius Resources, Ltd......................................................          11,028            12,165
   Ramsay Health Care, Ltd......................................................             163             3,286
   REA Group, Ltd...............................................................           1,149            15,959
   Retail Food Group, Ltd.......................................................           3,926            10,413
 #*Rio Tinto, Ltd...............................................................           3,678           269,854
   SAI Global, Ltd..............................................................           7,061            37,075
   Santos, Ltd..................................................................          23,550           336,204
   Seven Group Holdings, Ltd....................................................           1,365            11,373
   Seven West Media, Ltd........................................................           2,018             7,414
   Sigma Pharmaceuticals, Ltd...................................................          12,951             8,256
  *Silex System, Ltd............................................................           1,748             3,988
   Sims Metal Management, Ltd...................................................           2,346            37,484
   Sims Metal Management, Ltd. Sponsored ADR....................................             819            13,096
   Sonic Healthcare, Ltd........................................................           4,890            58,323
   Southern Cross Media Group, Ltd..............................................           4,361             5,373
   SP Ausnet, Ltd...............................................................          55,024            56,374
   SP Telemedia, Ltd............................................................           1,200             1,911
   Spark Infrastructure Group, Ltd..............................................          27,962            39,612

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Spotless Group, Ltd..........................................................          14,263   $        36,365
  *St. Barbara, Ltd.............................................................          15,052            37,343
  *Straits Resources, Ltd.......................................................           4,268             3,060
   STW Communications Group, Ltd................................................          23,263            21,960
   Suncorp Group, Ltd...........................................................          24,627           219,636
   Super Retail Group, Ltd......................................................           3,025            18,908
   Sydney Airport, Ltd..........................................................           3,802            10,775
   TABCorp. Holdings, Ltd.......................................................           5,040            15,570
  #Tassal Group, Ltd............................................................           9,649            13,094
   Tatts Group, Ltd.............................................................          33,920            91,372
  #Ten Network Holdings, Ltd....................................................          18,699            17,466
   Transfield Services, Ltd.....................................................          16,298            34,592
  *Transpacific Industries Group, Ltd...........................................          22,650            20,152
   Transurban Group, Ltd........................................................          15,469            90,156
   Treasury Wine Estates, Ltd...................................................           7,974            29,421
   UGL, Ltd.....................................................................           3,425            48,733
  *Virgin Australia Holdings, Ltd...............................................           2,062               699
   Wesfarmers, Ltd..............................................................           6,660           214,109
   Westpac Banking Corp.........................................................           4,514           101,191
  #Westpac Banking Corp. Sponsored ADR..........................................           2,692           302,339
  #Whitehaven Coal, Ltd.........................................................           4,889            29,489
   WHK Group, Ltd...............................................................          11,744            10,503
   Woodside Petroleum, Ltd......................................................           5,220           189,461
   Woolworths, Ltd..............................................................           6,165           162,172
   WorleyParsons, Ltd...........................................................             511            14,781
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                         8,843,427
                                                                                                   ---------------
AUSTRIA -- (0.4%)
   Agrana Beteiligungs AG.......................................................              20             2,159
   Andritz AG...................................................................             728            67,609
   Atrium European Real Estate, Ltd.............................................              80               368
  *CA Immobilien Anlagen AG.....................................................             188             1,834
  #Erste Group Bank AG..........................................................           2,614            57,588
  #EVN AG.......................................................................             357             4,800
   Flughafen Wien AG............................................................              68             2,505
 #*Intercell AG.................................................................             265               816
   Lenzing AG...................................................................             121            11,080
   Mayr-Melnhof Karton AG.......................................................             163            15,333
   Oesterreichischen Post AG....................................................             700            22,851
   OMV AG.......................................................................           5,134           168,470
   Palfinger AG.................................................................             699            15,072
   Rosenbauer International AG..................................................             124             6,256
   Schoeller-Bleckmann Oilfield Equipment AG....................................             340            28,580
  *Semperit Holding AG..........................................................             381            16,286
 #*Strabag SE...................................................................           1,331            39,082
   Telekom Austria AG...........................................................           1,496            17,456
   Uniqa Versicherungen AG......................................................             385             5,562
   Verbund AG...................................................................             602            16,360
   Voestalpine AG...............................................................           2,378            78,161
  #Zumtobel AG..................................................................             366             6,665
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                           584,893
                                                                                                   ---------------
BELGIUM -- (1.0%)
   Ackermans & van Haaren NV....................................................             653            52,484
   Ageas SA.....................................................................          57,360           119,554
  *Agfa-Gevaert NV..............................................................           7,268            13,134
   Anheuser-Busch InBev NV......................................................           1,681           102,206
   Anheuser-Busch InBev NV Sponsored ADR........................................           4,320           262,656
   Banque Nationale de Belgique SA..............................................               8            23,545
  #Belgacom SA..................................................................           1,760            54,996
   Colruyt SA...................................................................             480            18,181

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
   Compagnie d'Entreprises SA...................................................             624   $        33,470
 #*Deceuninck NV................................................................           4,912             6,886
   Delhaize Group SA Sponsored ADR..............................................           2,009           109,912
 #*Dexia SA.....................................................................           6,043             2,661
   D'ieteren SA.................................................................             300            14,942
   Elia System Operator SA......................................................             896            34,075
   EVS Broadcast Equipment SA...................................................             396            19,477
  *Galapagos NV.................................................................           2,035            27,950
   KBC Groep NV.................................................................           3,262            62,188
  *Kinepolis Group NV...........................................................             285            21,143
  #Nyrstar NV...................................................................           7,145            66,871
   Recticel SA..................................................................           1,539            10,552
   Sioen Industries NV..........................................................             344             2,411
   Sipef NV.....................................................................             152            12,357
   Solvay SA....................................................................           1,058           104,695
   Telenet Group Holding NV.....................................................           1,220            48,311
   Tessenderlo Chemie NV........................................................           1,353            46,238
 #*ThromboGenics NV.............................................................           1,084            25,156
   Umicore SA...................................................................           2,751           128,147
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                         1,424,198
                                                                                                   ---------------
CANADA -- (11.1%)
  *5N Plus, Inc.................................................................           1,597             8,218
  *Advantage Oil & Gas, Ltd.....................................................           4,130            14,704
   Aecon Group, Inc.............................................................           1,864            20,914
  #AG Growth International, Inc.................................................             900            33,040
   AGF Management, Ltd. Class B.................................................           1,802            28,251
  #Agnico-Eagle Mines, Ltd......................................................           3,798           142,382
   Alamos Gold, Inc.............................................................           2,800            57,357
   Algonquin Power & Utilities Corp.............................................           5,400            32,259
  #AltaGas, Ltd.................................................................           1,900            57,377
  *Angle Energy, Inc............................................................           3,000            16,336
  *Antrim Energy, Inc...........................................................           4,360             5,740
  #ARC Resources, Ltd...........................................................           3,860            93,584
  *Argonaut Gold, Inc...........................................................           4,400            37,124
   Astral Media, Inc. Class A...................................................           1,600            56,248
   Atco, Ltd. Class I...........................................................           1,000            59,529
  #Atlantic Power Corp..........................................................           2,100            31,185
  *Atrium Innovations, Inc......................................................           1,900            22,360
  *ATS Automation Tooling System, Inc...........................................           3,050            21,262
 #*AuRico Gold, Inc.............................................................           7,525            71,220
  *Aurizon Mines, Ltd...........................................................           4,300            23,929
 #*Avion Gold Corp..............................................................          13,700            20,905
  *B2Gold Corp..................................................................           8,300            31,621
  *Ballard Power Systems, Inc...................................................          10,800            12,710
  #Bank of Montreal.............................................................           8,950           520,291
   Bank of Nova Scotia..........................................................           9,479           487,138
 #*Bankers Petroleum, Ltd.......................................................           1,500             8,018
   Barrick Gold Corp............................................................           7,539           371,875
  #Baytex Energy Corp...........................................................             821            47,195
  #BCE, Inc.....................................................................           3,527           143,796
  #Bell Aliant, Inc.............................................................           1,035            28,985
  *Bellatrix Exploration, Ltd...................................................           2,869            13,334
  *Birchcliff Energy, Ltd.......................................................           1,100            14,711
  *BlackPearl Resources, Inc....................................................           5,500            26,329
   Bombardier, Inc. Class A.....................................................           4,700            22,218
  #Bombardier, Inc. Class B.....................................................          16,925            78,321
  #Bonavista Energy Corp........................................................           1,104            24,927
   Brookfield Asset Management, Inc. Class A....................................           2,500            75,870
  #Brookfield Properties Corp...................................................           4,300            74,233
   CAE, Inc.....................................................................           3,208            35,385

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Calfrac Well Services, Ltd...................................................           1,000   $        25,870
   Cameco Corp..................................................................           6,230           144,520
   Canaccord Capital, Inc.......................................................           2,723            21,291
   Canada Bread Co., Ltd........................................................             200             8,976
   Canadian Imperial Bank of Commerce...........................................           4,371           332,391
   Canadian National Railway Co.................................................           1,600           120,682
   Canadian National Resources, Ltd.............................................          10,814           428,375
  #Canadian Oil Sands, Ltd......................................................           5,203           128,998
  #Canadian Tire Corp. Class A..................................................             697            44,669
   Canadian Utilities, Ltd. Class A.............................................             800            48,158
  #Canadian Western Bank........................................................           1,800            47,518
   Canam Group, Inc. Class A....................................................           3,700            15,240
  *Canfor Corp..................................................................           1,300            15,208
   Canfor Pulp Products, Inc....................................................             779            10,115
   Capital Power Corp...........................................................             841            20,599
  #Capstone Infrastructure Corp.................................................           2,119             8,432
  *Capstone Mining Corp.........................................................           8,100            27,951
   Cascades, Inc................................................................           2,800            12,566
   CCL Industries, Inc. Class B.................................................             400            12,658
  *Celestica, Inc...............................................................           2,095            17,843
  *Celtic Exploration, Ltd......................................................           1,200            22,116
   Cenovus Energy, Inc..........................................................           4,841           176,655
   Centerra Gold, Inc...........................................................           1,285            25,439
  *Cequence Energy, Ltd.........................................................           4,200             7,540
  *China Gold International Resources Corp., Ltd................................           1,985             6,374
  #CI Financial Corp............................................................           2,000            43,024
  #Cineplex, Inc................................................................           1,135            28,502
  #CML HealthCare, Inc..........................................................           3,568            37,007
  #Cogeco Cable, Inc............................................................             300            14,451
  *Compton Petroleum Corp.......................................................               4                17
  *Connacher Oil & Gas, Ltd.....................................................           3,200             3,096
 #*Constellation Software, Inc..................................................             235            20,788
  #Corus Entertainment, Inc. Class B............................................             700            14,542
  *Cott Corp....................................................................           1,772            12,406
  *Crew Energy, Inc.............................................................           2,300            31,425
   Davis & Henderson Corp.......................................................           1,700            30,280
  *Denison Mines Corp...........................................................           9,271            15,903
  *Descartes Systems Group, Inc. (The)..........................................           4,200            33,677
   Dollarama, Inc...............................................................           1,000            43,134
   Dorel Industries, Inc. Class B...............................................             400             9,885
  *Dundee Capital Markets, Inc..................................................           1,460             1,631
 #*Dundee Precious Metals, Inc..................................................           3,100            29,092
  *Eastern Platinum, Ltd........................................................          24,600            13,248
  #Emera, Inc...................................................................             500            16,171
   Empire Co., Ltd. Class A.....................................................             600            33,809
   Enbridge Income Fund Holdings, Inc...........................................           1,600            34,419
  #Enbridge, Inc................................................................           7,312           275,139
  #Encana Corp..................................................................           7,156           137,097
   Enerflex, Ltd................................................................           1,300            15,999
  #Enerplus Corp................................................................           3,284            78,276
   Ensign Energy Services, Inc..................................................           3,200            49,786
   Equitable Group, Inc.........................................................           1,300            35,615
  *Euro Goldfields, Ltd.........................................................           1,700            21,735
  *Fairborne Energy, Ltd........................................................             900             2,172
   Finning International, Inc...................................................           3,396            92,766
   First Capital Realty, Inc....................................................           1,800            32,151
  *First Majestic Silver Corp...................................................           2,300            47,505
  *FirstService Corp............................................................             900            26,631
  *Flint Energy Services, Ltd...................................................           2,500            36,850
   Genworth MI Canada, Inc......................................................             536            12,156
   George Weston, Ltd...........................................................           1,400            90,909

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Gildan Activewear, Inc.......................................................             675   $        14,689
   GMP Capital, Inc.............................................................             337             2,679
   Goldcorp, Inc................................................................           4,500           217,662
  *Golden Star Resources, Ltd...................................................           2,800             6,115
  *Gran Tierra Energy, Inc......................................................           5,876            33,520
 #*Great Basin Gold, Ltd........................................................          10,000            12,566
  *Great Canadian Gaming Corp...................................................           4,400            37,738
   Great-West Lifeco, Inc.......................................................           1,500            33,091
   Groupe Aeroplan, Inc.........................................................           4,823            59,933
  *Guide Exploration, Ltd. Class A..............................................           1,400             3,616
  *Hanfeng Evergreen, Inc.......................................................           2,300             5,712
  *Harry Winston Diamond Corp...................................................           1,359            15,898
   Home Capital Group, Inc......................................................             900            46,225
   HudBay Minerals, Inc.........................................................           6,400            74,742
  #Husky Energy, Inc............................................................           3,300            80,599
   IAMGOLD Corp.................................................................           7,600           126,806
 #*Imax Corp....................................................................           1,600            33,143
  *Imperial Metals Corp.........................................................           3,800            59,082
   Imperial Oil, Ltd............................................................           1,900            90,538
   Indigo Books & Music, Inc....................................................           1,191            10,144
   Industrial Alliance Insurance & Financial Services, Inc......................           2,300            60,763
   Inmet Mining Corp............................................................           1,836           122,681
   Intact Financial Corp........................................................             900            53,065
  *International Forest Products, Ltd. Class A..................................           3,400            15,361
  *Intertape Polymer Group, Inc.................................................           1,600             6,175
 #*Ivanhoe Energy, Inc..........................................................           8,460             8,775
 #*Jaguar Mining, Inc...........................................................           2,600            18,721
   Jean Coutu Group PJC, Inc. Class A (The).....................................           1,300            17,347
   Just Energy Group, Inc.......................................................           2,638            31,597
  *Katanga Mining, Ltd..........................................................          20,369            25,799
  #Keyera Corp..................................................................             800            37,467
  #Killam Properties, Inc.......................................................           2,800            33,593
   Kinross Gold Corp............................................................          10,385           117,345
  *Kirkland Lake Gold, Inc......................................................           1,200            21,338
   Laurentian Bank of Canada....................................................           1,000            46,076
  *Legacy Oil & Gas, Inc........................................................           1,926            23,876
   Leon's Furniture, Ltd........................................................             536             6,735
   Linamar Corp.................................................................           1,800            30,913
  #Loblaw Cos., Ltd.............................................................           2,244            81,462
  *Lundin Mining Corp...........................................................          14,510            73,368
   MacDonald Dettweiler & Associates, Ltd.......................................           1,243            54,755
  #Magna International, Inc.....................................................           3,300           136,318
   Major Drilling Group International, Inc......................................           2,100            35,185
   Manitoba Telecom Services, Inc...............................................             300             9,499
   Manulife Financial Corp......................................................          19,166           223,830
   Maple Leaf Foods, Inc........................................................           1,913            21,158
  *Martinrea International, Inc.................................................           1,414            12,508
   MDS, Inc.....................................................................           2,200            21,370
  *MEG Energy Corp..............................................................           1,705            76,790
   Methanex Corp................................................................           2,100            57,176
  #Metro, Inc. Class A..........................................................           1,760            96,083
   MI Developments, Inc.........................................................             958            33,487
 #*Migao Corp...................................................................           3,700            14,022
  *Minefinders Corp.............................................................           1,900            26,888
   Morneau Shepell, Inc.........................................................             591             6,472
   Mullen Group, Ltd............................................................           2,000            38,496
  #NAL Energy Corp..............................................................           4,341            31,474
   National Bank of Canada......................................................           3,750           281,315
  *New Gold, Inc................................................................           7,300            85,471
   Newalta Corp.................................................................           1,080            15,036
   Nexen, Inc...................................................................          12,735           228,232

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  #Northland Power, Inc.........................................................           1,100   $        18,924
 #*NovaGold Resources, Inc......................................................           1,400            14,493
  *Nuvista Energy, Ltd..........................................................           2,200             9,522
  *OceanaGold Corp..............................................................           1,453             3,710
  *Open Range Energy Corp.......................................................           7,500             9,275
   Pacific Rubiales Energy Corp.................................................           5,125           128,956
  *Paladin Labs, Inc............................................................             200             9,000
  *Paramount Resources, Ltd. Class A............................................           1,100            37,848
   Pason Systems, Inc...........................................................             700             9,075
  #Pembina Pipeline Corp........................................................           1,290            34,505
  #Pengrowth Energy Corp........................................................           9,372            93,935
  #Penn West Petroleum, Ltd.....................................................           9,197           200,413
  #PetroBakken Energy, Ltd. Class A.............................................           1,261            18,462
   Petrominerales, Ltd..........................................................           1,400            29,223
  #Peyto Exploration & Development Corp.........................................           1,000            19,677
  *Pilot Gold, Inc..............................................................             325               464
  #Poseidon Concepts Corp.......................................................           6,629            97,911
   Potash Corp. of Saskatchewan, Inc............................................           5,737           268,798
  *Precision Drilling Corp......................................................           6,834            70,132
  #Progress Energy Resources Corp...............................................           5,421            57,416
   Progressive Waste Solutions, Ltd.............................................           3,633            82,501
  #Provident Energy, Ltd........................................................           3,600            40,283
 #*Quadra FNX Mining, Ltd.......................................................           4,294            64,408
   Quebecor, Inc. Class B.......................................................           1,200            42,497
 #*Questerre Energy Corp........................................................           7,500             5,161
   Reitmans Canada, Ltd. Class A................................................             700            10,262
  *Research In Motion, Ltd......................................................           3,974            66,266
   Richelieu Hardware, Ltd......................................................           1,151            34,207
  #Ritchie Brothers Auctioneers, Inc............................................           1,800            42,419
   Rogers Sugar, Inc............................................................           1,700             9,477
   RONA, Inc....................................................................           2,096            19,754
   Royal Bank of Canada.........................................................          12,404           647,848
   Russel Metals, Inc...........................................................           2,600            64,384
  *San Gold Corp................................................................           4,200             8,126
  #Saputo, Inc..................................................................             800            32,584
  *Savanna Energy Services Corp.................................................             700             4,992
   SEMAFO, Inc..................................................................           1,800            12,028
  #Shaw Communictions, Inc. Class B.............................................           1,951            38,720
   ShawCor, Ltd. Class A........................................................           1,300            38,636
   Sherritt International Corp..................................................           2,300            14,520
   Shoppers Drug Mart Corp......................................................           1,166            48,259
  *Silver Standard Resources, Inc...............................................           1,100            18,957
   Silvercorp Metals, Inc.......................................................           1,200             9,885
 #*Sino-Forest Corp.............................................................           5,700             7,837
   SNC-Lavalin Group, Inc.......................................................           1,900            97,833
  *Southern Pacific Resource Corp...............................................           2,937             4,833
  *SouthGobi Resources, Ltd.....................................................           1,700            12,241
  *Sprott Resource Corp.........................................................           7,300            28,466
  *Stantec, Inc.................................................................             879            24,458
  #Student Transportation, Inc..................................................           2,312            15,795
   Sun Life Financial, Inc......................................................           3,599            72,109
   Suncor Energy, Inc...........................................................          14,475           498,620
  #Superior Plus Corp...........................................................           2,600            16,388
  *SXC Health Solutions Corp....................................................           1,000            63,289
   Talisman Energy, Inc.........................................................          10,800           129,036
  *Taseko Mines, Ltd............................................................           5,100            18,565
   Teck Resources, Ltd. Class B.................................................           6,200           262,914
   Telus Corp...................................................................             300            16,910
  #Telus Corp. Non-Voting.......................................................           2,004           107,425
  *Thompson Creek Metals Co., Inc...............................................           4,800            40,594
  #Thomson Reuters Corp.........................................................           3,376            92,725

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Tim Hortons, Inc.............................................................           1,300   $        63,347
   Toromont Industries, Ltd.....................................................           1,300            28,860
  #Toronto Dominion Bank........................................................           9,620           743,926
   Torstar Corp. Class B........................................................           1,400            12,091
   Total Energy Services, Inc...................................................           1,800            30,194
  #TransAlta Corp...............................................................           4,800            97,465
  #TransCanada Corp.............................................................           7,800           320,884
   Transcontinental, Inc. Class A...............................................           2,900            37,165
   TransForce, Inc..............................................................             757            12,230
  *TransGlobe Energy Corp.......................................................             355             3,459
  #Trican Well Service, Ltd.....................................................           4,200            69,867
  #Trilogy Energy Corp..........................................................             261             8,134
   Trinidad Drilling, Ltd.......................................................           4,200            28,106
   Uni-Select, Inc..............................................................             100             2,633
 #*Uranium One, Inc.............................................................          12,500            31,914
  *Valeant Pharmaceuticals International, Inc...................................           1,798            87,076
   Veresen, Inc.................................................................           2,800            42,110
  #Vermilion Energy, Inc........................................................             767            35,187
  #Viterra, Inc.................................................................          10,659           114,701
   West Fraser Timber Co., Ltd..................................................             300            14,454
 #*Westport Innovations, Inc....................................................           1,396            57,973
 #*Whitecap Resources, Inc......................................................             469             4,373
   Wi-Lan, Inc..................................................................           9,000            51,341
   Yamana Gold, Inc.............................................................           5,665            98,023
   Zargon Oil & Gas, Ltd........................................................           1,700            24,753
                                                                                                   ---------------
TOTAL CANADA....................................................................                        15,343,096
                                                                                                   ---------------
DENMARK -- (0.8%)
   A.P. Moeller-Maersk A.S. Series B............................................               7            51,622
  *Alk-Abello A.S...............................................................              90             5,326
   Carlsberg A.S. Series B......................................................             971            74,016
   Chr. Hansen Holding A.S......................................................           1,699            41,684
   Coloplast A.S. Series B......................................................             150            22,145
   D/S Norden A.S...............................................................             884            22,171
  *Danske Bank A.S..............................................................           7,845           114,345
   FLSmidth & Co. A.S...........................................................             912            67,572
  *Genmab A.S...................................................................             400             3,152
   GN Store Nord A.S............................................................           7,896            80,079
  *H. Lundbeck A.S..............................................................           1,175            23,202
   Jeudan A.S...................................................................             126             8,712
   NKT Holding A.S..............................................................             250             9,465
   Novo-Nordisk A.S. Series B...................................................             176            20,914
   Novo-Nordisk A.S. Sponsored ADR..............................................           2,742           326,792
   Novozymes A.S. Series B......................................................           1,535            43,307
   Royal Unibrew A.S............................................................             426            24,276
   SimCorp A.S..................................................................              50             7,614
  *Spar Nord Bank A.S...........................................................             600             4,047
   Sydbank A.S..................................................................           1,413            24,079
  *TDC A.S......................................................................           4,133            32,265
  *Topdanmark A.S...............................................................             345            54,067
   Tryg A.S.....................................................................             393            21,378
 #*Vestas Wind Systems A.S......................................................           3,484            39,308
  *William Demant Holding A.S...................................................             401            33,235
                                                                                                   ---------------
TOTAL DENMARK...................................................................                         1,154,773
                                                                                                   ---------------
FINLAND -- (1.4%)
   Ahlstrom Oyj.................................................................             715            12,043
   Alma Media Oyj...............................................................           1,118             9,368
   Amer Sports Oyj Series A.....................................................           1,181            15,000
   Atria P.L.C..................................................................             677             5,857
   Cargotec Oyj Series B........................................................           1,156            42,141

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
  *Citycon Oyj..................................................................           3,729   $        12,209
   Cramo Oyj....................................................................             704             9,970
  *Finnair Oyj..................................................................           1,807             5,975
   Fiskars Oyj Abp..............................................................             651            14,038
   Fortum Oyj...................................................................           5,176           113,817
   F-Secure Oyj.................................................................           5,286            14,299
   HKScan Oyj Series A..........................................................           1,428            11,655
   Huhtamaki Oyj................................................................           4,004            49,005
  #KCI Konecranes Oyj...........................................................             954            23,395
   Kemira Oyj...................................................................           3,102            38,210
   Kesko Oyj Series B...........................................................           1,649            58,282
   Kone Oyj Series B............................................................           1,397            76,254
   Lassila & Tikanoja Oyj.......................................................             682            10,211
   Metso Oyj....................................................................           3,392           148,388
 #*M-real Oyj Series B..........................................................           1,449             3,271
  *Neste Oil Oyj................................................................           5,289            59,456
  *Nokia Oyj....................................................................          26,011           130,640
  #Nokia Oyj Sponsored ADR......................................................          49,629           250,130
   Nokian Renkaat Oyj...........................................................             887            31,755
   Oriola-KD Oyj Series B.......................................................             378               980
   Orion Oyj Series A...........................................................             463             9,128
  #Orion Oyj Series B...........................................................             932            18,107
  #Outokumpu Oyj................................................................           2,757            22,677
   Outotec Oyj..................................................................             422            22,295
   Pohjola Bank P.L.C. Series A.................................................           2,803            29,927
   Poyry Oyj....................................................................             706             5,783
   Raisio P.L.C. Series V.......................................................           3,077             9,915
   Ramirent Oyj.................................................................             548             5,699
  #Rautaruukki Oyj Series K.....................................................           1,100            12,128
   Ruukki Group Oyj.............................................................           1,697             2,175
  #Sanoma Oyj...................................................................           2,591            35,022
  #Stockmann Oyj Abp Series B...................................................             275             5,188
   Stora Enso Oyj Series R......................................................          20,055           143,217
  #Tieto Oyj....................................................................           1,835            27,720
   Tikkurila Oyj................................................................             348             6,588
   UPM-Kymmene Oyj..............................................................          16,347           210,173
   Vaisala Oyj Series A.........................................................              69             1,535
   Wartsila OYJ Abp.............................................................           4,272           144,384
  #Yit Oyj......................................................................           2,419            44,712
                                                                                                   ---------------
TOTAL FINLAND...................................................................                         1,902,722
                                                                                                   ---------------
FRANCE -- (6.4%)
   Accor SA.....................................................................           1,562            47,579
   Air Liquide SA...............................................................           1,923           242,690
 #*Alcatel-Lucent SA............................................................          28,475            50,271
   Alstom SA....................................................................           1,408            53,926
   ALTEN SA.....................................................................             421            11,653
 #*Altran Technologies SA.......................................................           4,114            19,445
   April SA.....................................................................             128             2,072
  *Arkema SA....................................................................           2,126           172,333
   AtoS SA......................................................................           1,623            81,709
   AXA SA.......................................................................          13,321           202,833
   AXA SA Sponsored ADR.........................................................           2,900            44,225
  *Axway Software SA............................................................             228             4,489
  #Beneteau SA..................................................................           1,571            16,780
   bioMerieux SA................................................................              95             8,001
   BNP Paribas SA...............................................................           8,737           371,621
   Bollore SA...................................................................              89            18,064
   Bongrain SA..................................................................             214            13,339
  #Bourbon SA...................................................................           1,171            39,923
  *Bouygues SA..................................................................           1,556            48,596

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  *Bull SA......................................................................           5,424   $        21,949
   Bureau Veritas SA............................................................             617            45,280
   Cap Gemini SA................................................................           2,951           107,886
   Carrefour SA.................................................................           5,641           129,148
   Casino Guichard Perrachon SA.................................................             907            80,819
   CFAO SA......................................................................              86             2,936
   Christian Dior SA............................................................             192            27,213
   Cie de Saint-Gobain SA.......................................................           4,410           196,955
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................           5,600           156,800
   Cie Generale des Establissements Michelin SA Series B........................           2,833           194,384
   Cie Generale D'Optique Essilor Intenational SA...............................           1,550           113,693
  *Club Mediterranee SA.........................................................             780            15,626
   CNP Assurances SA............................................................           2,089            28,178
   Credit Agricole SA...........................................................          10,790            66,678
   Danone SA....................................................................           2,701           167,096
   Dassault Systemes SA ADR.....................................................             500            41,550
  *Derichebourg SA..............................................................           4,522            16,716
   Edenred SA...................................................................           1,548            37,652
  *Eiffage SA...................................................................             479            14,723
   Electricite de France SA.....................................................           1,514            34,960
   Esso SA Francaise............................................................              72             7,047
  #Establissements Maurel et Prom SA............................................           1,547            25,757
 #*Euro Disney SCA..............................................................           1,039             6,508
   Eurofins Scientific SA.......................................................             301            24,256
   European Aeronautic Defence & Space Co. SA...................................           3,285           110,450
   Eutelsat Communications SA...................................................             885            32,881
  *Faiveley Transport SA........................................................              99             7,226
   Faurecia SA..................................................................           1,157            28,983
   Fimalac SA...................................................................             138             5,342
   France Telecom SA............................................................           9,759           146,708
  #France Telecom SA Sponsored ADR..............................................           5,900            88,972
   GDF Suez SA..................................................................           6,075           165,389
   Gemalto NV...................................................................           1,658            89,058
   GL Events SA.................................................................             729            15,209
   Groupe Eurotunnel SA.........................................................           4,428            36,552
   Groupe Steria SCA............................................................           1,736            33,794
   Guyenne et Gascogne SA.......................................................              72             7,728
  *Haulotte Group SA............................................................             105               960
   Havas SA.....................................................................           8,511            39,435
   Hermes International SA......................................................             146            50,755
   Imerys SA....................................................................             712            39,751
   Ingenico SA..................................................................           1,037            43,535
   Interparfums SA..............................................................             321             7,370
   Ipsos SA.....................................................................             347            11,090
  *JCDecaux SA..................................................................           1,115            28,343
   Korian SA....................................................................             218             3,687
   Lafarge SA...................................................................           3,581           146,521
   Lagardere SCA................................................................           3,917           111,611
   Legrand SA...................................................................           2,260            78,033
   L'Oreal SA...................................................................           1,566           166,810
   LVMH Moet Hennessy Louis Vuitton SA..........................................           1,983           321,250
   M6 Metropole Television SA...................................................             533             8,931
   Maisons France Confort SA....................................................             226             6,557
 #*Manitou BF...................................................................             582            12,057
  *Maurel & Prom Nigeria........................................................           1,547             3,642
  *Medica SA....................................................................             535             8,610
   Mersen SA....................................................................             178             6,028
   Natixis SA...................................................................          19,483            60,016
  #Naturex SA...................................................................             308            19,702
   Nexans SA....................................................................           1,179            73,378
   Nexity SA....................................................................             965            27,931

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Norbert Dentressangle SA.....................................................               3   $           236
  *NRJ Group SA.................................................................           2,272            18,879
  #Orpea SA.....................................................................             359            11,443
  #PagesJaunes Groupe SA........................................................           2,821            13,088
   Pernod-Ricard SA.............................................................           2,291           220,376
   Peugeot SA...................................................................           4,045            74,848
   Pierre & Vacances SA.........................................................             107             3,885
   Plastic Omnium SA............................................................             474            12,471
   PPR SA.......................................................................             706           111,483
   Publicis Groupe SA...........................................................           1,084            54,633
   Rallye SA....................................................................             815            26,428
   Remy Cointreau SA............................................................             416            36,696
   Renault SA...................................................................           6,288           268,992
   Rexel SA.....................................................................           3,608            71,187
   Rubis SA.....................................................................             860            46,429
  *Sa des Ciments Vicat SA......................................................             291            17,620
   Safran SA....................................................................           1,124            35,064
   Saft Groupe SA...............................................................             337            10,210
   Samse SA.....................................................................               4               322
   Sanofi SA....................................................................           2,069           153,401
   Schneider Electric SA........................................................           5,548           345,434
   SEB SA.......................................................................             290            24,117
   Sechilienne SA...............................................................             158             2,505
   Sequana SA...................................................................             986             6,990
   SES SA.......................................................................           2,870            67,879
   Societe BIC SA...............................................................             594            52,952
   Societe d'Edition de Canal Plus SA...........................................           1,800            10,149
   Societe Generale SA..........................................................           6,182           165,263
  *Societe Television Francaise 1 SA............................................           2,666            29,421
  #Sodexo SA....................................................................             886            65,826
 #*Soitec SA....................................................................           1,897            11,586
   Sopra Group SA...............................................................             228            13,119
   Stef SA......................................................................              27             1,236
   STMicroelectronics NV........................................................           7,387            49,300
   STMicroelectronics NV ADR....................................................           4,375            29,225
 #*Technicolor SA...............................................................             828             2,480
   Technip SA...................................................................             829            78,094
   Teleperformance SA...........................................................           1,201            30,068
  #Thales SA....................................................................           1,703            58,357
 #*Theolia SA...................................................................             955             1,287
   Total SA.....................................................................           7,373           390,780
  #Total SA Sponsored ADR.......................................................           6,225           329,738
   Trigano SA...................................................................           1,235            21,349
  *UbiSoft Entertainment SA.....................................................           1,168             9,166
   Valeo SA.....................................................................           1,541            72,585
  *Vallourec SA.................................................................           1,579           106,878
   Veolia Environnement SA......................................................             985            11,221
   Veolia Environnement SA ADR..................................................           1,000            11,400
   Viel et Compagnie SA.........................................................             300             1,047
  #Vilmorin & Cie SA............................................................             128            12,832
   Vinci SA.....................................................................           2,833           131,808
   Virbac SA....................................................................             123            17,222
   Vivendi SA...................................................................          17,211           361,076
   Zodiac Aerospace SA..........................................................             356            31,792
                                                                                                   ---------------
TOTAL FRANCE....................................................................                         8,799,527
                                                                                                   ---------------
GERMANY -- (5.1%)
  *Aareal Bank AG...............................................................           1,754            40,108
   Adidas-Salomon AG............................................................           3,307           238,941
  *ADVA AG Optical Networking...................................................           1,788             9,675
 #*Air Berlin P.L.C.............................................................           3,958            12,000

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #Aixtron SE...................................................................             817   $        11,062
   Allianz SE...................................................................           4,254           468,949
  #Allianz SE Sponsored ADR.....................................................          10,000           111,100
 #*Asian Bamboo AG..............................................................             317             6,193
   Aurubis AG...................................................................             920            51,916
   Axel Springer AG.............................................................             675            31,713
 #*Balda AG.....................................................................           1,434             9,111
   BASF SE......................................................................           4,483           345,814
   Bauer AG.....................................................................              98             3,053
   Bayer AG.....................................................................           2,614           183,624
 #*BayWa AG.....................................................................             329            12,485
   Bechtle AG...................................................................             976            34,788
   Beiersdorf AG................................................................           1,390            83,602
   Bilfinger Berger SE..........................................................             482            44,311
   Biotest AG...................................................................             111             5,967
  *Brenntag AG..................................................................             357            37,423
   Carl Zeiss Meditec AG........................................................             420             8,879
  *Celesio AG...................................................................           1,640            31,668
   Cewe Color Holding AG........................................................             374            15,921
   Comdirect Bank AG............................................................           2,270            24,535
 #*Commerzbank AG...............................................................          46,912           112,771
 #*Constantin Medien AG.........................................................           3,713             6,892
  *Continental AG...............................................................           1,080            86,600
   CropEnergies AG..............................................................           1,674            10,926
   CTS Eventim AG...............................................................             508            16,470
  *Curanum AG...................................................................           1,768             4,629
  *Delticom AG..................................................................              86             8,613
   Deutsche Bank AG (5750355)...................................................          11,064           471,418
   Deutsche Bank AG (D18190898).................................................           1,215            51,868
   Deutsche Lufthansa AG........................................................           4,149            57,610
   Deutsche Post AG.............................................................          17,877           298,104
   Deutsche Telekom AG..........................................................          20,584           231,906
   Deutsche Telekom AG Sponsored ADR............................................           6,800            76,976
   Deutsche Wohnen AG...........................................................           1,863            24,781
  *Deutz AG.....................................................................           6,556            44,606
  *Dialog Semiconductor P.L.C...................................................             987            21,379
  #Douglas Holding AG...........................................................             193             8,173
   Drillisch AG.................................................................           2,194            21,443
   E.ON AG......................................................................           2,865            61,474
   Elmos Semiconductor AG.......................................................           1,078            11,900
  #ElreingKlinger AG............................................................             444            13,363
  #Fielmann AG..................................................................             130            13,500
   Fraport AG...................................................................           1,100            66,104
  #Freenet AG...................................................................           2,915            39,219
   Fresenius Medical Care AG & Co. KGaA.........................................             648            46,328
   Fresenius Medical Care AG & Co. KGaA ADR.....................................             800            57,200
   Fresenius SE & Co. KGaA......................................................           1,233           125,348
  *GAGFAH SA....................................................................           3,299            16,628
   GEA Group AG.................................................................           2,838            91,437
   Gerresheimer AG..............................................................           1,019            48,400
  *Gesco AG.....................................................................             211            18,782
   GFK SE.......................................................................             415            18,454
  *Gildemeister AG..............................................................           3,114            46,617
   Grenkeleasing AG.............................................................             342            17,274
   H&R AG.......................................................................              95             2,103
 #*Heidelberger Druckmaschinen AG...............................................           5,179            11,551
   Heidelberger Zement AG.......................................................           1,783            87,971
   Henkel AG & Co. KGaA.........................................................             991            51,586
   Hochtief AG..................................................................           1,313            84,904
  #Indus Holding AG.............................................................             446            12,780
   Infineon Technologies AG ADR.................................................           7,164            65,049

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  *IVG Immobilien AG............................................................           5,487   $        12,951
  *Jenoptik AG..................................................................           3,400            23,801
  *K+S AG.......................................................................           1,453            69,463
  *Kabel Deutschland Holding AG.................................................           1,269            66,292
  #Kloeckner & Co. SE...........................................................           2,194            30,558
   Kontron AG...................................................................           4,419            34,734
  #Krones AG....................................................................             127             7,277
  *Kuka AG......................................................................             785            16,701
   KWS Saat AG..................................................................              54            11,182
   Lanxess AG...................................................................           1,640           107,231
  #Leoni AG.....................................................................           1,292            58,258
   Linde AG.....................................................................           1,089           173,174
  #LPKF Laser & Electronics AG..................................................             929            12,170
   MAN SE.......................................................................             957           100,959
   Merck KGaA...................................................................           1,135           118,595
   Metro AG.....................................................................           1,648            63,609
  *Morphosys AG.................................................................           1,004            25,887
   MTU Aero Engines Holding AG..................................................             936            65,452
   Munchener Rueckversicherungs-Gesellschaft AG.................................           1,880           245,165
   MVV Energie AG...............................................................             114             3,577
 #*Nordex SE....................................................................             320             1,937
  *Patrizia Immobilien AG.......................................................           2,980            14,856
  #Pfeiffer Vacuum Technology AG................................................             214            22,046
   PNE Wind AG..................................................................           5,346            12,275
  #Praktiker AG.................................................................           1,393             4,277
   Puma SE......................................................................              94            29,461
 #*Q-Cells SE...................................................................           1,266               554
   R Stahl AG...................................................................             392            11,647
  #Rational AG..................................................................              48            10,761
   Rheinmetall AG...............................................................             937            50,405
   Rhoen-Klinikum AG............................................................           3,216            66,793
   SAP AG.......................................................................           1,480            89,483
  #SAP AG Sponsored ADR.........................................................           3,560           215,309
 #*SGL Carbon SE................................................................             966            48,840
   Siemens AG...................................................................             772            72,905
   Siemens AG Sponsored ADR.....................................................           4,534           427,511
 #*Sky Deutschland AG...........................................................           1,980             4,672
   Software AG..................................................................             597            19,499
   Stada Arzneimittel AG........................................................           2,098            62,357
   STRATEC Biomedical AG........................................................             161             6,361
 #*Suss Microtec AG.............................................................           1,680            15,704
   Symrise AG...................................................................           1,802            51,388
  *TAG Immobilien AG............................................................           1,191             9,353
   Takkt AG.....................................................................             314             4,321
 #*TUI AG.......................................................................           4,115            30,060
  #Vossloh AG...................................................................             284            29,055
   VTG AG.......................................................................           1,395            26,996
  #Wacker Chemie AG.............................................................             274            25,186
   Wincor Nixdorf AG............................................................             165             7,719
   Wirecard AG..................................................................           1,798            32,397
                                                                                                   ---------------
TOTAL GERMANY...................................................................                         7,037,139
                                                                                                   ---------------
GREECE -- (0.2%)
  *Agricultural Bank of Greece S.A..............................................             227               110
  *Alpha Bank A.E...............................................................           3,571             7,044
  *Bank of Cyprus Public Co., Ltd...............................................          11,741            11,839
   Bank of Greece S.A...........................................................             135             2,587
   Coca-Cola Hellenic Bottling Co. S.A..........................................           2,741            50,820
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.....................................             700            13,069
  *EFG Eurobank Ergasias S.A....................................................           9,716            11,678
   EYDAP Athens Water Supply & Sewage Co. S.A...................................           1,035             4,385

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
  *Fourlis Holdings S.A.........................................................             615   $         1,222
   GEK Terna S.A................................................................           1,220             1,380
   Hellenic Petroleum S.A.......................................................           3,218            24,278
  *Hellenic Telecommunication Organization Co. S.A..............................           2,888            10,680
   JUMBO S.A....................................................................           3,858            18,274
  *Marfin Popular Bank PCL......................................................           5,885             3,075
   Motor Oil (Hellas) Corinth Refineries S.A....................................           1,306            10,146
  *Mytilineos Holdings S.A......................................................           4,261            17,688
  *National Bank of Greece S.A..................................................          18,147            65,142
  *National Bank of Greece S.A. ADR.............................................             918             3,351
  *OPAP S.A.....................................................................           2,782            28,484
  *Piraeus Bank S.A.............................................................          12,309            10,943
   Public Power Corp. S.A.......................................................           1,803             9,363
  *Sidenor Steel Products Manufacturing Co. S.A.................................             614               943
   Titan Cement Co. S.A.........................................................           1,093            18,235
  *TT Hellenic Postbank S.A.....................................................           3,483             3,563
                                                                                                   ---------------
TOTAL GREECE....................................................................                           328,299
                                                                                                   ---------------
HONG KONG -- (1.0%)
   AAC Technologies Holdings, Inc...............................................           4,000             9,778
   Allied Properties (H.K.), Ltd................................................          48,000             6,702
   Associated International Hotels, Ltd.........................................           4,000             7,760
   BOC Hong Kong Holdings, Ltd..................................................          15,000            39,553
   Brightoil Petroleum Holdings, Ltd............................................          24,000             5,160
   Cathay Pacific Airways, Ltd..................................................          19,000            37,770
   Cheung Kong Holdings, Ltd....................................................           2,000            26,847
  #Chow Sang Sang Holdings International, Ltd...................................           2,000             4,733
   CLP Holdings, Ltd............................................................           9,000            73,584
   Dah Chong Hong Holdings, Ltd.................................................          25,000            31,429
   Dickson Concepts International, Ltd..........................................           6,500             3,617
   EcoGreen Fine Chemicals Group, Ltd...........................................          28,000             6,139
   Esprit Holdings, Ltd.........................................................           8,600            12,712
  *Genting Hong Kong, Ltd.......................................................          96,000            33,104
   Giordano International, Ltd..................................................          14,000            11,183
   Glorious Sun Enterprises, Ltd................................................          14,000             4,413
  *G-Resources Group, Ltd.......................................................         144,000             8,898
   Hang Lung Group, Ltd.........................................................          10,000            63,566
   Hang Lung Properties, Ltd....................................................          16,000            55,040
  #Hang Seng Bank, Ltd..........................................................           3,600            46,634
   Harbour Centre Development, Ltd..............................................           2,000             2,530
   Henderson Land Development Co., Ltd..........................................           7,024            38,202
   HKR International, Ltd.......................................................          48,800            17,809
   Hong Kong & China Gas Co., Ltd...............................................          11,000            26,123
   Hong Kong & Shanghai Hotels, Ltd.............................................           6,500             8,675
   Hong Kong Aircraft Engineering Co., Ltd......................................             800            11,143
   Hongkong Chinese, Ltd........................................................          58,000             9,884
   Hopewell Holdings, Ltd.......................................................           2,500             6,542
   Hysan Development Co., Ltd...................................................           4,000            15,787
   Kerry Properties, Ltd........................................................          13,000            49,984
   Kowloon Development Co., Ltd.................................................           7,000             6,559
   Li & Fung, Ltd...............................................................          25,360            55,162
   Lifestyle International Holdings, Ltd........................................           4,500            10,564
   Luk Fook Holdings International, Ltd.........................................           4,000            14,680
  #Midland Holdings, Ltd........................................................          18,000             9,651
   MTR Corp., Ltd...............................................................          10,051            33,530
   New World Development Co., Ltd...............................................          28,986            31,711
   NWS Holdings, Ltd............................................................          16,185            26,210
   Orient Overseas International, Ltd...........................................           2,500            13,020
   Pacific Basin Shipping, Ltd..................................................          21,000             9,957
   Paliburg Holdings, Ltd.......................................................          28,000             8,334
   Power Assets Holdings, Ltd...................................................          10,000            72,022

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Public Financial Holdings, Ltd...............................................           6,000   $         2,595
   Samling Global, Ltd..........................................................         106,000             8,871
  *Sands China, Ltd.............................................................          16,000            53,700
   Shangri-La Asia, Ltd.........................................................           6,000            12,483
  #Shun Tak Holdings, Ltd.......................................................           8,000             3,384
   Sino Land Co., Ltd...........................................................          24,824            41,350
  *Sino-Tech International Holdings, Ltd........................................         110,000             1,103
   SJM Holdings, Ltd............................................................           9,000            16,125
   Sun Hung Kai & Co., Ltd......................................................           4,000             2,104
   Sustainable Forest Holdings, Ltd.............................................         232,500             4,579
  #Techtronic Industries Co., Ltd...............................................          32,000            35,524
   Television Broadcasts, Ltd...................................................           2,000            11,639
   Tongda Group Holdings, Ltd...................................................         270,000             7,789
   Transport International Holdings, Ltd........................................           2,800             5,985
   Victory City International Holdings, Ltd.....................................          41,042             4,229
   Vitasoy International Holdings, Ltd..........................................          10,000             7,574
  *VST Holdings, Ltd............................................................          62,000             9,431
  #VTech Holdings, Ltd..........................................................           1,400            14,632
   Wharf Holdings, Ltd..........................................................          14,000            79,851
   Wheelock & Co., Ltd..........................................................           9,000            28,716
  #Wynn Macau, Ltd..............................................................           4,800            12,321
  #Xinyi Glass Holdings, Ltd....................................................          34,000            20,096
   Yue Yuen Industrial Holdings, Ltd............................................          10,500            32,118
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                         1,382,900
                                                                                                   ---------------
IRELAND -- (0.2%)
  *Anglo Irish Bank Corp. P.L.C.................................................           5,570                --
   C&C Group P.L.C..............................................................           1,711             7,026
   C&C Group P.L.C..............................................................             686             2,823
   CRH P.L.C....................................................................           3,200            63,585
   CRH P.L.C. Sponsored ADR.....................................................             372             7,414
   DCC P.L.C. (0242493).........................................................             432            10,432
   DCC P.L.C. (4189477).........................................................           1,578            38,121
   Dragon Oil P.L.C.............................................................           5,185            42,542
   FBD Holdings P.L.C...........................................................           1,875            17,181
   Glanbia P.L.C................................................................           4,032            25,428
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...........................          87,494            13,144
   Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The).............              30               188
   Grafton Group P.L.C..........................................................           5,495            19,331
  *Greencore Group P.L.C........................................................          26,335            24,692
  *Independent News & Media P.L.C...............................................             730               210
  *Kenmare Resources P.L.C......................................................             953               730
   Paddy Power P.L.C............................................................             456            25,317
  *Smurfit Kappa Group P.L.C....................................................           3,302            27,704
   United Drug P.L.C............................................................           1,895             4,841
                                                                                                   ---------------
TOTAL IRELAND...................................................................                           330,709
                                                                                                   ---------------
ISRAEL -- (0.2%)
  *Azrieli Group, Ltd...........................................................             593            14,463
  *Ceragon Networks, Ltd........................................................           1,170             9,801
   Clal Industries & Investments, Ltd...........................................           2,565            12,459
   Clal Insurance Enterprises Holdings, Ltd.....................................             670            10,166
   Elbit Systems, Ltd...........................................................             313            13,017
  *EZchip Semiconductor, Ltd....................................................             325            10,652
  *First International Bank of Israel, Ltd......................................             123             1,225
   Frutarom Industries, Ltd.....................................................           1,280            11,472
  *Given Imaging, Ltd...........................................................             902            16,615
   Harel Insurance Investments & Finances, Ltd..................................             384            14,332
  *Hot Telecommunications Systems, Ltd..........................................             651             7,991
   Israel Chemicals, Ltd........................................................           3,570            37,261
  *Israel Discount Bank, Ltd. Series A..........................................           2,038             2,923

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
   ISRAEL -- (Continued)
  *Mellanox Technologies, Ltd...................................................           1,147   $        41,536
   Migdal Insurance & Financial Holding, Ltd....................................           6,903            10,145
  *Nitsba Holdings (1995), Ltd..................................................             720             6,125
  *Oil Refineries, Ltd..........................................................          30,902            18,265
   Osem Investments, Ltd........................................................           1,359            20,631
   Paz Oil Co., Ltd.............................................................              79            10,533
  *Retalix, Ltd.................................................................             659            11,549
   Strauss Group, Ltd...........................................................           1,238            15,168
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           296,329
                                                                                                   ---------------
ITALY -- (2.1%)
  #A2A SpA......................................................................          14,901            14,205
   ACEA SpA.....................................................................             926             5,743
   Alerion Cleanpower SpA.......................................................           2,085            11,259
  #Ansaldo STS SpA..............................................................           2,796            27,160
  #Arnoldo Mondadori Editore SpA................................................           3,462             6,297
   Assicurazioni Generali SpA...................................................          12,375           193,421
   Astaldi SpA..................................................................           2,155            14,263
   Atlantia SpA.................................................................           1,665            25,947
   Autogrill SpA................................................................           1,407            15,441
   Azimut Holding SpA...........................................................           3,472            29,571
   Banca Monte Dei Paschi di Siena SpA..........................................          73,896            28,130
   Banca Piccolo Credito Valtellinese Scarl.....................................           5,966            16,584
   Banca Popolare dell'Emilia Romagna Scarl.....................................           2,591            19,511
  *Banca Popolare dell'Etruria e del Lazio Scarl................................           5,269             8,769
  *Banca Popolare di Milano Scarl...............................................          36,030            18,878
   Banca Popolare di Sondrio Scarl..............................................           5,177            43,104
  #Banco Popolare Scarl.........................................................           2,213             3,349
  #BasicNet SpA.................................................................           3,053             7,870
  *Buongiorno SpA...............................................................           4,310             5,883
   C.I.R. SpA - Compagnie Industriali Riunite...................................          12,797            20,393
   Credito Emiliano SpA.........................................................           1,297             5,365
   Davide Campari - Milano SpA..................................................           1,260             8,402
   De Longhi SpA................................................................           4,371            43,140
  *Delclima SpA.................................................................           4,371             3,030
   DiaSorin SpA.................................................................             691            20,973
   Enel SpA.....................................................................          62,616           256,461
   Eni SpA......................................................................          18,125           401,591
   Eni SpA Sponsored ADR........................................................             600            26,700
   ERG SpA......................................................................             971            11,113
   Esprinet SpA.................................................................           1,834             8,873
   Falck Renewables SpA.........................................................           2,083             2,109
  *Fiat Industrial SpA..........................................................           5,316            52,242
 #*Fiat SpA.....................................................................           5,849            35,202
  #Finmeccanica SpA.............................................................           8,008            36,140
 #*Gemina SpA...................................................................           6,656             5,535
  #Geox SpA.....................................................................             707             2,351
   Gruppo Editoriale L'Espresso SpA.............................................           2,471             3,429
   Hera SpA.....................................................................           4,615             6,471
   Immsi SpA....................................................................          13,995            11,223
   Impregilo SpA................................................................           2,167             7,451
   Interpump Group SpA..........................................................           2,221            16,516
   Intesa Sanpaolo SpA..........................................................         127,319           243,862
   Iren SpA.....................................................................           3,033             2,821
  #Italcementi SpA..............................................................           3,075            23,059
   Italmobiliare SpA............................................................             111             2,719
   KME Group SpA................................................................           9,436             3,809
 #*Lottomatica SpA..............................................................           1,126            18,886
  *Mediaset SpA.................................................................           9,368            27,739
 #*Milano Assicurazioni SpA.....................................................           5,077             1,566
   Piaggio & C. SpA.............................................................           7,738            20,571

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Pirelli & Co. SpA............................................................           5,139   $        47,628
  *Prelios SpA..................................................................           2,203               258
  *Premafin Finanziaria SpA.....................................................           6,626             2,089
   Prysmian SpA.................................................................           1,451            21,789
   Recordati SpA................................................................           2,408            19,098
  *Reno de Medici SpA...........................................................          17,900             3,181
  *Safilo Group SpA.............................................................           1,166             8,341
   Saipem SpA...................................................................           3,018           141,574
  *Saras SpA....................................................................          11,148            15,257
   Snam SpA.....................................................................          17,646            79,552
   Societa Cattolica di Assicurazioni Scrl......................................           1,001            19,390
   Societa Iniziative Autostradali e Servizi SpA................................           3,086            22,110
   Sogefi SpA...................................................................           5,901            16,562
  *Sorin SpA....................................................................           5,946            10,804
   Telecom Italia SpA...........................................................          50,088            51,042
   Telecom Italia SpA Sponsored ADR.............................................           6,420            65,612
   Tenaris SA...................................................................           1,995            39,203
   Tenaris SA ADR...............................................................           2,200            86,372
   Terna Rete Elettrica Nazionale SpA...........................................          12,948            47,454
  #Tod's SpA....................................................................             420            37,778
  #UniCredit SpA................................................................          46,355           231,204
   Unione di Banche Italiane ScpA...............................................           8,864            40,801
 #*Unipol Gruppo Finanziario SpA................................................           5,663             1,415
   Vittoria Assicurazioni SpA...................................................           2,148            10,131
                                                                                                   ---------------
TOTAL ITALY.....................................................................                         2,843,772
                                                                                                   ---------------
JAPAN -- (19.7%)
   77 Bank, Ltd. (The)..........................................................           5,000            23,081
   Accordia Golf Co., Ltd.......................................................              37            28,650
   Adeka Corp...................................................................           4,200            41,845
   Advan Co., Ltd...............................................................             500             4,894
   Advantest Corp...............................................................           2,600            29,921
   Advantest Corp. ADR..........................................................             500             5,725
  #AEON Co., Ltd................................................................          10,600           139,985
   Aica Kogyo Co., Ltd..........................................................           2,900            40,641
   Aichi Bank, Ltd. (The).......................................................             300            18,218
   Aichi Steel Corp.............................................................           2,000            10,958
   Air Water, Inc...............................................................           4,000            52,780
   Aisin Seiki Co., Ltd.........................................................           1,600            50,652
   Ajinomoto Co., Inc...........................................................           4,000            48,413
   Akita Bank, Ltd. (The).......................................................           3,000             9,083
   Alfresa Holdings Corp........................................................           1,300            57,063
   Alpine Electronics, Inc......................................................           2,300            29,050
   Alps Electric Co., Ltd.......................................................           3,200            24,861
   Amada Co., Ltd...............................................................           6,000            41,590
   Amano Corp...................................................................           3,100            27,913
  #Anritsu Corp.................................................................           2,000            23,893
   AOI Electronic Co., Ltd......................................................             200             2,729
   Aomori Bank, Ltd. (The)......................................................           6,000            18,875
   Arakawa Chemical Industries, Ltd.............................................             300             2,742
   Arc Land Sakamoto Co., Ltd...................................................             900            16,476
   Arcs Co., Ltd................................................................           2,023            39,533
   Asahi Diamond Industrial Co., Ltd............................................           1,000            12,870
   Asahi Glass Co., Ltd.........................................................          10,000            81,571
   Asahi Group Holdings, Ltd....................................................           4,300            95,317
   Asahi Kasei Corp.............................................................          17,000           107,902
 #*ASAHI TEC CORP...............................................................          40,000            16,821
  #Asatsu-DK, Inc...............................................................             300             8,373
   Asics Corp...................................................................           1,500            17,051
   Astellas Pharma, Inc.........................................................           4,800           197,235
 #*Atom Corp....................................................................           3,800            16,390

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Autobacs Seven Co., Ltd......................................................             400   $        18,515
   Avex Group Holdings, Inc.....................................................           2,300            28,344
   Awa Bank, Ltd. (The).........................................................           3,000            20,368
   Bank of Iwate, Ltd. (The)....................................................             200             9,154
   Bank of Kyoto, Ltd. (The)....................................................           4,000            34,560
   Bank of Okinawa, Ltd. (The)..................................................             300            13,009
   Bank of Saga, Ltd. (The).....................................................           8,000            20,429
   Bank of the Ryukyus, Ltd.....................................................           1,800            23,285
   Bank of Yokohama, Ltd. (The).................................................           6,000            27,865
   Benesse Holdings, Inc........................................................             500            23,303
   Bridgestone Corp.............................................................           4,800           109,829
   Brother Industries, Ltd......................................................           2,300            31,026
   Bunka Shutter Co., Ltd.......................................................           6,000            23,639
   Calsonic Kansei Corp.........................................................           4,000            25,117
   Canon Electronics, Inc.......................................................             400            10,206
   Canon Marketing Japan, Inc...................................................           1,000            12,262
   Canon, Inc...................................................................             200             8,585
   Canon, Inc. Sponsored ADR....................................................           8,300           355,655
  #Casio Computer Co., Ltd......................................................           9,200            54,137
   Central Glass Co., Ltd.......................................................           7,000            34,001
   Central Japan Railway Co., Ltd...............................................               2            17,217
   Century Tokyo Leasing Corp...................................................           2,300            47,059
   Chiyoda Corp.................................................................           3,000            35,065
   Chubu Electric Power Co., Ltd................................................           6,400           117,907
   Chubu Shiryo Co., Ltd........................................................           1,000             6,596
   Chugai Pharmaceutical Co., Ltd...............................................           1,800            28,674
   Chugoku Electric Power Co., Ltd. (The).......................................           2,800            51,285
   Chugoku Marine Paints, Ltd...................................................           2,000            12,736
   Chukyo Bank, Ltd. (The)......................................................           8,000            22,299
   Chuo Spring Co., Ltd.........................................................           1,000             3,703
   Circle K Sunkus Co., Ltd.....................................................           1,500            25,931
   Citizen Holdings Co., Ltd....................................................           6,000            36,488
   CKD Corp.....................................................................             700             5,422
   Cleanup Corp.................................................................             600             3,866
  *CMK Corp.....................................................................           2,600             9,398
   Coca-Cola West Co., Ltd......................................................           2,100            36,172
   COMSYS Holdings Corp.........................................................           1,600            17,921
   Cosel Co., Ltd...............................................................             600             8,922
   Cosmo Oil Co., Ltd...........................................................          25,000            72,881
   Dai Nippon Printing Co., Ltd.................................................          12,000           129,411
   Daicel Chemical Industries, Ltd..............................................          10,000            62,882
   Daido Steel Co., Ltd.........................................................           6,000            39,387
   Daidoh, Ltd..................................................................             500             4,561
                       #*Daiei, Inc. (The)......................................           1,350             4,848
   Daifuku Co., Ltd.............................................................           1,500             8,482
   Daihatsu Motor Co., Ltd......................................................           2,000            38,694
   Daihen Corp..................................................................           2,000             7,962
   Dai-ichi Life Insurance Co., Ltd. (The)......................................               4             4,199
   Daiichi Sankyo Co., Ltd......................................................           5,700           108,821
   Daikin Industries, Ltd.......................................................           2,600            75,552
  *Daikyo, Inc..................................................................          12,000            26,854
   Dainippon Screen Manufacturing Co., Ltd......................................           5,000            42,124
   Dainippon Sumitomo Pharma Co., Ltd...........................................           2,000            23,117
  #Daio Paper Corp..............................................................           1,000             6,684
  #Daiseki Co., Ltd.............................................................           1,100            19,968
   Daito Trust Construction Co., Ltd............................................             300            28,326
   Daiwa House Industry Co., Ltd................................................          12,000           151,802
   Daiwa Securities Group, Inc..................................................          19,000            68,460
   Daiwabo Holdings Co., Ltd....................................................           8,000            20,037
  #DCM Holdings Co., Ltd........................................................           1,300            10,243
   Denki Kagaku Kogyo K.K.......................................................          14,000            55,380

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Denso Corp...................................................................           4,200   $       125,099
   Dentsu, Inc..................................................................           2,700            90,324
   DIC Corp.....................................................................          14,000            26,371
  #Disco Corp...................................................................             300            16,236
   Doutor Nichires Holdings Co., Ltd............................................           1,900            26,683
   Dowa Holdings Co., Ltd.......................................................          10,000            66,558
   Duskin Co., Ltd..............................................................           1,300            25,733
  #eAccess, Ltd.................................................................              49            11,172
   East Japan Railway Co........................................................           2,600           168,750
   Ebara Corp...................................................................          18,000            70,227
  #Edion Corp...................................................................           1,300            10,214
   Ehime Bank, Ltd. (The).......................................................           8,000            23,605
   Eighteenth Bank, Ltd. (The)..................................................           3,000             8,832
   Eisai Co., Ltd...............................................................             600            24,870
   Eizo Nanao Corp..............................................................           1,100            23,600
   Electric Power Development Co., Ltd..........................................           1,000            26,599
 #*Elpida Memory, Inc...........................................................           7,686            32,653
   ESPEC Corp...................................................................             700             4,827
   Exedy Corp...................................................................             400            12,241
   Ezaki Glico Co., Ltd.........................................................           1,000            11,302
   FALCO SD HOLDINGS Co., Ltd...................................................             200             2,369
   FamilyMart Co., Ltd..........................................................             400            16,226
   Fancl Corp...................................................................           1,500            20,434
   FANUC Corp...................................................................           1,500           252,551
   Fast Retailing Co., Ltd......................................................             300            59,796
   FCC Co., Ltd.................................................................             300             6,372
   FP Corp......................................................................             500            33,413
   Fuji Corp, Ltd...............................................................           1,100             5,806
   Fuji Electric Holdings Co., Ltd..............................................          10,000            26,490
   Fuji Heavy Industries, Ltd...................................................           9,000            61,318
   Fuji Oil Co., Ltd............................................................           1,100            15,450
   Fuji Seal International, Inc.................................................           1,300            23,801
  #Fuji Soft, Inc...............................................................             600            11,673
   Fuji Television Network, Inc.................................................               7            10,846
   FUJIFILM Holdings Corp.......................................................           5,400           128,307
  *Fujikura, Ltd................................................................          11,000            34,163
   Fujimi, Inc..................................................................             400             5,376
   Fujitec Co., Ltd.............................................................           6,000            40,313
   Fujitsu, Ltd.................................................................          15,000            80,291
   FuKoKu Co., Ltd..............................................................             200             1,881
   Fukui Bank, Ltd. (The).......................................................           3,000             9,581
   Fukuoka Financial Group, Inc.................................................          13,000            55,623
   Furukawa Electric Co., Ltd...................................................           4,000            10,684
   Futaba Industrial Co., Ltd...................................................             500             3,013
   Fuyo General Lease Co., Ltd..................................................             400            14,714
   Glory, Ltd...................................................................           1,500            32,656
   Godo Steel, Ltd..............................................................           8,000            21,291
   Goldcrest Co., Ltd...........................................................           1,060            18,374
  #GS Yuasa Corp................................................................           5,000            29,546
   Gunma Bank, Ltd. (The).......................................................           4,000            21,839
   Gunze, Ltd...................................................................           7,000            21,554
   H.I.S. Co., Ltd..............................................................             700            20,270
   H2O Retailing Corp...........................................................           3,000            23,548
   Hachijuni Bank, Ltd. (The)...................................................           6,000            35,236
   Hakuhodo DY Holdings, Inc....................................................             620            38,123
   Hamamatsu Photonics K.K......................................................             200             7,205
  *Hankyu Hanshin Holdings, Inc.................................................          13,000            58,382
   Hanwa Co., Ltd...............................................................           3,000            14,362
   Harashin Narus Holdings Co., Ltd.............................................             400             6,968
  *Haseko Corp..................................................................          34,000            24,553
   Heiwa Corp...................................................................             500             9,002

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Heiwado Co., Ltd.............................................................             700   $         9,232
   Hibiya Engineering, Ltd......................................................             800             8,842
   Hino Motors, Ltd.............................................................           2,000            12,869
  *Hitachi Cable, Ltd...........................................................           3,000             6,871
   Hitachi Chemical Co., Ltd....................................................           3,300            58,272
  #Hitachi Construction Machinery Co., Ltd......................................           1,700            33,692
   Hitachi High-Technologies Corp...............................................           2,100            46,170
   Hitachi Koki Co., Ltd........................................................             800             6,437
   Hitachi Kokusai Electric, Inc................................................           2,000            17,467
  #Hitachi Metals, Ltd..........................................................           3,000            34,498
   Hitachi Tool Engineering, Ltd................................................             600             6,734
   Hitachi Transport System, Ltd................................................           1,100            18,744
   Hitachi Zosen Corp...........................................................           9,000            13,141
   Hitachi, Ltd.................................................................           6,000            33,377
   Hitachi, Ltd. ADR............................................................           3,100           171,833
   Hokkaido Electric Power Co., Inc.............................................           2,000            28,528
   Hokuetsu Bank, Ltd. (The)....................................................          16,000            33,686
   Hokuetsu Kishu Paper Co., Ltd................................................           4,500            30,965
   Hokuhoku Financial Group, Inc................................................          11,000            22,033
   Hokuriku Electric Power Co., Inc.............................................           1,600            31,088
  #Honda Motor Co., Ltd.........................................................          10,300           355,470
   Honda Motor Co., Ltd. Sponsored ADR..........................................           8,100           275,805
   Horiba, Ltd..................................................................           1,300            41,584
   Hoshizaki Electric Co., Ltd..................................................             600            13,852
   Hosiden Corp.................................................................             800             5,871
   House Foods Corp.............................................................           2,300            42,884
   Hoya Corp....................................................................           1,400            29,759
  #Hulic Co., Ltd...............................................................           2,600            31,063
   Hyakugo Bank, Ltd. (The).....................................................           6,000            25,446
   Ibiden Co., Ltd..............................................................           2,300            46,939
   Idemitsu Kosan Co., Ltd......................................................             700            75,890
   IHI Corp.....................................................................           6,000            15,800
   Imperial Hotel, Ltd..........................................................             200             4,925
   Inaba Seisakusho Co., Ltd....................................................             600             7,307
   Inabata & Co., Ltd...........................................................           1,200             7,621
   Inageya Co., Ltd.............................................................           2,000            24,237
   Ines Corp....................................................................             500             3,674
   Inpex Corp...................................................................              30           205,247
  *Iseki & Co., Ltd.............................................................           6,000            13,725
   Isetan Mitsukoshi Holdings, Ltd..............................................           3,340            37,699
   Isuzu Motors, Ltd............................................................          14,000            71,098
   Ito En, Ltd..................................................................             600            10,217
   ITOCHU Corp..................................................................          13,400           145,918
   Itoham Foods, Inc............................................................           2,000             7,994
   Iwatani International Corp...................................................           9,000            31,191
   Izumi Co., Ltd...............................................................             700            12,398
   Izumiya Co., Ltd.............................................................           4,000            20,225
   J. Front Retailing Co., Ltd..................................................           9,000            44,433
   Japan Airport Terminal Co., Ltd..............................................             700             9,714
   Japan Aviation Electronics Industry, Ltd.....................................           2,000            15,895
   Japan Steel Works, Ltd. (The)................................................           7,000            56,706
   Japan Tobacco, Inc...........................................................              11            54,317
   Japan Wool Textile Co., Ltd. (The)...........................................           1,000             7,518
   JFE Holdings, Inc............................................................           5,200            92,900
   JGC Corp.....................................................................           3,000            82,992
   JS Group Corp................................................................           6,200           128,452
   JSR Corp.....................................................................           2,800            57,476
   JTEKT Corp...................................................................           4,100            43,978
   Juroku Bank, Ltd.............................................................           8,000            26,914
 #*JVC Kenwood Holdings, Inc....................................................           3,820            15,771
   JX Holdings, Inc.............................................................          26,120           158,395

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Kadokawa Holdings, Inc.......................................................           1,200   $        38,606
   Kagome Co., Ltd..............................................................           1,500            30,125
   Kagoshima Bank, Ltd. (The)...................................................           2,000            13,845
   Kajima Corp..................................................................          22,403            75,867
   Kaken Pharmaceutical Co., Ltd................................................           1,000            13,195
   Kandenko Co., Ltd............................................................           5,000            26,183
   Kaneka Corp..................................................................          12,000            67,253
  *Kanematsu Corp...............................................................          16,000            17,264
   Kansai Electric Power Co., Inc...............................................           8,400           135,506
   Kansai Paint Co., Ltd........................................................           7,000            66,228
   Kao Corp.....................................................................           3,900           102,803
   Katakura Industries Co., Ltd.................................................           1,200            11,176
   Kawasaki Heavy Industries, Ltd...............................................          14,000            41,279
  #Kawasaki Kisen Kaisha, Ltd...................................................          13,000            24,663
   KDDI Corp....................................................................              31           196,864
   Keihin Corp..................................................................             600            11,079
  *Kenedix, Inc.................................................................              64             8,471
   Kewpie Corp..................................................................           3,500            51,906
   Kikkoman Corp................................................................           4,000            46,483
   Kinden Corp..................................................................           2,000            17,547
  #Kintetsu Corp................................................................          11,000            44,307
   Kirin Holdings Co., Ltd......................................................           6,000            73,828
   Kitz Corp....................................................................           7,500            34,543
   Kiyo Holdings, Inc...........................................................           9,000            14,105
   Koa Corp.....................................................................             900             9,049
  #Kobayashi Pharmaceutical Co., Ltd............................................             600            30,897
   Kobe Steel, Ltd..............................................................          51,000            83,880
   Koito Manufacturing Co., Ltd.................................................           1,000            16,163
   Kokuyo Co., Ltd..............................................................           1,500            10,764
   Komatsu, Ltd.................................................................           9,800           276,372
   Komori Corp..................................................................             900             5,871
   Konica Minolta Holdings, Inc.................................................          14,000           102,111
   Konishi Co., Ltd.............................................................             300             4,415
   Kose Corp....................................................................           1,300            32,123
   K's Holdings Corp............................................................             719            25,197
   Kubota Corp..................................................................           8,000            72,349
   Kubota Corp. Sponsored ADR...................................................           1,000            45,150
   Kurabo Industries, Ltd.......................................................          13,000            26,313
   Kuraray Co., Ltd.............................................................           3,000            43,691
   Kureha Corp..................................................................           2,000             9,666
   Kurita Water Industries, Ltd.................................................             700            19,069
   Kuroda Electric Co., Ltd.....................................................             300             3,212
  #KYB Co., Ltd.................................................................           3,000            16,018
   Kyocera Corp.................................................................             700            59,813
   Kyocera Corp. Sponsored ADR..................................................           1,000            85,200
  #Kyokuyo Co., Ltd.............................................................           2,000             4,863
   KYORIN Holdings, Inc.........................................................           2,000            34,821
   Kyowa Exeo Corp..............................................................           2,000            20,059
   Kyowa Hakko Kirin Co., Ltd...................................................           4,000            49,384
   Kyushu Electric Power Co., Inc...............................................           3,300            47,475
   Lawson, Inc..................................................................             500            30,425
   LEC, Inc.....................................................................             400             5,974
 #*Leopalace21 Corp.............................................................           2,100             4,639
   Life Corp....................................................................           1,400            25,726
   Lintec Corp..................................................................           1,100            21,016
   Lion Corp....................................................................           5,000            30,123
   Mabuchi Motor Co., Ltd.......................................................             500            21,487
   Maeda Corp...................................................................           7,000            29,015
   Maeda Road Construction Co., Ltd.............................................           1,000            12,117
   Maezawa Kasei Industries Co., Ltd............................................             400             4,203
   Makino Milling Machine Co., Ltd..............................................           7,000            48,822

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Makita Corp..................................................................           1,200   $        45,412
   Mars Engineering Corp........................................................             300             5,549
   Marubeni Corp................................................................          14,000            96,823
   Marubun Corp.................................................................             800             3,942
   Marudai Food Co., Ltd........................................................           1,000             3,640
   Maruha Nichiro Holdings, Inc.................................................           6,000            11,532
   Marui Group Co., Ltd.........................................................           4,600            37,036
   Marusan Securities Co., Ltd..................................................           3,900            13,680
   Max Co., Ltd.................................................................           2,000            25,124
  *Mazda Motor Corp.............................................................          44,000            72,976
   Medipal Holdings Corp........................................................           2,000            21,835
   Megmilk Snow Brand Co., Ltd..................................................             600            11,858
   Meidensha Corp...............................................................           4,000            14,209
   Meitec Corp..................................................................             300             6,017
   Michinoku Bank, Ltd. (The)...................................................           3,000             6,031
   Minato Bank, Ltd. (The)......................................................           8,000            15,647
  *Minebea Co., Ltd.............................................................          10,000            44,646
   Miraca Holdings, Inc.........................................................             600            22,513
   Misumi Group, Inc............................................................             600            14,018
   Mitsubishi Chemical Holdings Corp............................................          18,500           104,121
   Mitsubishi Corp..............................................................           8,980           205,357
   Mitsubishi Electric Corp.....................................................          22,000           198,076
   Mitsubishi Estate Co., Ltd...................................................           4,000            64,031
   Mitsubishi Gas Chemical Co., Inc.............................................           9,369            53,010
   Mitsubishi Heavy Industries, Ltd.............................................          40,000           183,609
   Mitsubishi Logistics Corp....................................................           3,000            34,661
   Mitsubishi Materials Corp....................................................          20,000            62,609
  *Mitsubishi Motors Corp.......................................................          29,000            35,107
  *Mitsubishi Paper Mills, Ltd..................................................          11,000            11,146
   Mitsubishi Pencil Co., Ltd...................................................             600            10,630
   Mitsubishi Steel Manufacturing Co., Ltd......................................           3,000             9,312
   Mitsubishi Tanabe Pharma Corp................................................           2,000            28,264
   Mitsubishi UFJ Financial Group, Inc..........................................          65,400           302,174
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................          25,043           114,947
   Mitsui & Co., Ltd............................................................           1,900            32,299
   Mitsui & Co., Ltd. Sponsored ADR.............................................             473           160,820
   Mitsui Chemicals, Inc........................................................          25,000            79,225
   Mitsui Engineering & Shipbuilding Co., Ltd...................................          21,000            37,043
   Mitsui Fudosan Co., Ltd......................................................           6,000            99,015
   Mitsui Home Co., Ltd.........................................................           3,000            15,873
   Mitsui Mining & Smelting Co., Ltd............................................          14,000            38,298
   Mitsui O.S.K. Lines, Ltd.....................................................          26,000            98,508
   Mitsui-Soko Co., Ltd.........................................................           1,000             3,963
   Mitsumi Electric Co., Ltd....................................................           2,400            19,660
   Miura Co., Ltd...............................................................             400            11,394
   Miyazaki Bank, Ltd. (The)....................................................           7,000            18,420
   Mizuho Financial Group, Inc..................................................          58,140            88,047
   Mizuho Financial Group, Inc. ADR.............................................          11,600            34,800
   Mizuno Corp..................................................................           6,000            32,483
   Mochida Pharmaceutical Co., Ltd..............................................           2,000            22,698
   Mori Seiki Co., Ltd..........................................................           1,900            18,497
   Morinaga & Co., Ltd..........................................................          11,000            26,443
   Morinaga Milk Industry Co., Ltd..............................................           4,000            15,952
   Mory Industries, Inc.........................................................           2,000             7,157
   MOS Food Services, Inc.......................................................             700            14,214
   MS&AD Insurance Group Holdings, Inc..........................................           6,752           138,780
   Murata Manufacturing Co., Ltd................................................           1,700            97,301
   Musashi Seimitsu Industry Co., Ltd...........................................             300             6,930
   Musashino Bank, Ltd..........................................................             400            13,492
   Nabtesco Corp................................................................           1,000            21,328
   Nachi-Fujikoshi Corp.........................................................           1,000             4,983

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nagase & Co., Ltd............................................................           2,000   $        23,216
   Nakamuraya Co., Ltd..........................................................           1,000             5,200
   Namco Bandai Holdings, Inc...................................................           1,500            21,389
   Nankai Electric Railway Co., Ltd.............................................          11,000            50,528
   Nanto Bank, Ltd. (The).......................................................           3,000            16,373
   Natori Co., Ltd..............................................................             500             5,631
  *NEC Corp.....................................................................          79,000           158,111
   Net One Systems Co., Ltd.....................................................              16            40,800
   NGK Insulators, Ltd..........................................................           6,000            77,166
   NGK Spark Plug Co., Ltd......................................................           3,000            37,101
   NHK Spring Co., Ltd..........................................................           3,000            28,849
   Nichia Steel Works, Ltd......................................................           1,000             2,712
   Nichias Corp.................................................................           4,000            22,835
   Nichicon Corp................................................................           1,300            12,938
   Nichirei Corp................................................................           7,000            34,428
  #Nidec Corp. ADR..............................................................           2,800            67,032
   Nifco, Inc...................................................................             500            13,388
   Nihon Parkerizing Co., Ltd...................................................           1,000            13,261
   Nihon Unisys, Ltd............................................................           2,600            16,823
   Nihon Yamamura Glass Co., Ltd................................................           3,000             8,169
   Nikkiso Co., Ltd.............................................................           3,000            26,860
   Nikon Corp...................................................................           2,000            49,043
   Nintendo Co., Ltd............................................................             500            67,903
   Nippo Corp...................................................................           3,000            33,513
   Nippon Ceramic Co., Ltd......................................................             400             7,340
   Nippon Chemi-Con Corp........................................................           6,000            20,874
   Nippon Denko Co., Ltd........................................................           2,000             9,711
   Nippon Flour Mills Co., Ltd..................................................           2,000             9,157
   Nippon Kayaku Co., Ltd.......................................................           4,000            38,518
   Nippon Konpo Unyu Soko Co., Ltd..............................................           1,000            10,525
   Nippon Light Metal Co., Ltd..................................................          33,000            43,874
   Nippon Meat Packers, Inc.....................................................           3,000            38,189
   Nippon Paint Co., Ltd........................................................           6,000            44,368
  #Nippon Paper Group, Inc......................................................           3,400            73,037
   Nippon Sheet Glass Co., Ltd..................................................          27,800            56,219
   Nippon Shinyaku Co., Ltd.....................................................           1,000            11,784
   Nippon Shokubai Co., Ltd.....................................................           5,000            56,500
   Nippon Signal Co., Ltd.......................................................           2,700            16,985
   Nippon Soda Co., Ltd.........................................................           8,000            39,557
   Nippon Steel Corp............................................................          84,000           206,536
   Nippon Suisan Kaisha, Ltd....................................................           2,700             9,652
   Nippon Telegraph & Telephone Corp............................................           1,000            50,165
   Nippon Telegraph & Telephone Corp. ADR.......................................           6,000           150,180
   Nippon Television Network Corp...............................................             180            27,894
   Nippon Thompson Co., Ltd.....................................................           3,000            17,876
   Nippon Valqua Industries, Ltd................................................           3,000             8,407
  *Nippon Yakin Kogyo Co., Ltd..................................................           2,000             3,400
  #Nippon Yusen K.K.............................................................          32,405            82,341
  #Nipro Corp...................................................................           2,000            17,878
   Nishimatsu Construction Co., Ltd.............................................           4,000             8,838
   Nishimatsuya Chain Co., Ltd..................................................           2,600            21,169
   Nissan Chemical Industries, Ltd..............................................           3,000            30,031
   Nissan Motor Co., Ltd........................................................          16,200           153,468
   Nissan Shatai Co., Ltd.......................................................           1,000            10,418
  #Nissha Printing Co., Ltd.....................................................             500             6,659
   Nisshin Oillio Group, Ltd. (The).............................................           2,000             8,574
   Nisshin Seifun Group, Inc....................................................           3,500            42,437
   Nisshin Steel Co., Ltd.......................................................          37,000            57,449
   Nisshinbo Holdings, Inc......................................................           3,000            30,167
   Nissin Kogyo Co., Ltd........................................................             700            10,783
  *Nitta Corp...................................................................             800            14,952

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nitto Denko Corp.............................................................           2,400   $        85,405
   Nitto Kogyo Corp.............................................................             700             8,755
   NOF Corp.....................................................................           2,000            10,183
   NOK Corp.....................................................................           2,100            39,344
   Nomura Holdings, Inc.........................................................          21,200            78,158
   Nomura Holdings, Inc. ADR....................................................          14,000            51,100
   Nomura Real Estate Holdings, Inc.............................................             900            14,013
   Nomura Research Institute, Ltd...............................................           1,200            27,371
   NSK, Ltd.....................................................................          11,000            81,951
   NTN Corp.....................................................................          14,000            57,762
   NTT Data Corp................................................................               8            26,295
   NTT DoCoMo, Inc..............................................................              75           133,368
  #NTT DoCoMo, Inc. Sponsored ADR...............................................           4,886            86,873
   Obayashi Corp................................................................          15,000            72,354
   Ohara, Inc...................................................................             300             3,222
   Oiles Corp...................................................................           1,500            30,325
   Oita Bank, Ltd. (The)........................................................           2,000             5,949
   OJI Paper Co., Ltd...........................................................          17,000            87,519
  *Oki Electric Industry Co., Ltd...............................................          12,000            11,534
   Okinawa Electric Power Co., Ltd..............................................             200             8,490
   OKUMA Corp...................................................................           2,000            14,526
   Okumura Corp.................................................................           7,000            30,499
   Okura Industrial Co., Ltd....................................................           2,000             6,413
   Olympus Corp.................................................................           2,500            42,240
   Omron Corp...................................................................           3,500            70,153
   Oriental Land Co., Ltd.......................................................             300            31,922
   Osaka Gas Co., Ltd...........................................................          26,000           104,535
   Osaka Titanium Technologies Co., Ltd.........................................             200             9,046
   Osaki Electric Co., Ltd......................................................           1,000            10,210
   OSG Corp.....................................................................           1,100            16,492
  *Pacific Metals Co., Ltd......................................................           7,000            39,385
   PanaHome Corp................................................................           5,000            36,332
   Panasonic Corp...............................................................          12,300            99,576
   Panasonic Corp. Sponsored ADR................................................          24,160           195,454
   Panasonic Electric Works Information Systems Co., Ltd........................             300             8,292
   Parco Co., Ltd...............................................................             900             7,395
   Paris Miki Holdings, Inc.....................................................           2,800            22,581
   Park24 Co., Ltd..............................................................             900            11,591
   Pigeon Corp..................................................................             700            26,431
   Piolax, Inc..................................................................             500            11,815
  *Pioneer Electronic Corp......................................................           8,000            38,323
   Pronexus, Inc................................................................             600             3,116
   Rengo Co., Ltd...............................................................           7,000            49,775
   Resona Holdings, Inc.........................................................          16,100            71,964
   Resorttrust, Inc.............................................................           1,100            17,443
   Ricoh Co., Ltd...............................................................          18,000           152,125
   Rinnai Corp..................................................................             100             6,956
   Rohm Co., Ltd................................................................           1,500            74,343
   Rohto Pharmaceutical Co., Ltd................................................           1,000            12,223
   Roland DG Corp...............................................................             700             8,057
   Royal Holdings Co., Ltd......................................................           1,800            21,935
   Ryobi, Ltd...................................................................           9,000            34,226
   Ryohin Keikaku Co., Ltd......................................................             725            36,214
   Ryosan Co., Ltd..............................................................             500            11,060
   Saibu Gas Co., Ltd...........................................................           4,000            11,242
   Saizeriya Co., Ltd...........................................................           1,800            28,602
   Sakata Seed Corp.............................................................           1,800            25,521
   Sanden Corp..................................................................           2,000             6,636
   Sangetsu Co., Ltd............................................................             100             2,775
   Sanki Engineering Co., Ltd...................................................           3,000            16,291
   Sankyo Co., Ltd..............................................................             400            19,589

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sankyu, Inc..................................................................           8,000   $        30,867
   Sanrio Co., Ltd..............................................................             300            13,467
   Santen Pharmaceutical Co., Ltd...............................................             800            32,845
   Sanyo Chemical Industries, Ltd...............................................           2,000            13,355
   Sapporo Hokuyo Holdings, Inc.................................................           8,000            28,870
   Sapporo Holdings, Ltd........................................................           6,000            23,211
   Sawai Pharmaceutical Co., Ltd................................................             500            53,847
  #SCSK Corp....................................................................           1,743            29,282
   Secom Co., Ltd...............................................................           1,000            46,855
   Sega Sammy Holdings, Inc.....................................................           1,800            39,145
   Seiko Epson Corp.............................................................           3,600            45,949
   Seino Holdings Co., Ltd......................................................           2,000            15,322
   Seiren Co., Ltd..............................................................           1,800            10,621
   Sekisui Chemical Co., Ltd....................................................          11,000            96,575
  #Sekisui House, Ltd...........................................................          16,000           150,455
   Sekisui Plastics Co., Ltd....................................................           5,000            18,991
   Senshukai Co., Ltd...........................................................           1,600            10,760
   Seven & I Holdings Co., Ltd..................................................           5,500           155,241
   Sharp Corp...................................................................          15,000           129,376
   Shiga Bank, Ltd..............................................................           6,000            40,622
   Shikoku Bank, Ltd............................................................           3,000            11,939
   Shikoku Electric Power Co., Inc..............................................           2,000            58,010
   Shima Seiki Manufacturing Co., Ltd...........................................             300             5,430
   Shimachu Co., Ltd............................................................             700            16,677
   Shimadzu Corp................................................................           7,000            61,168
   Shimano, Inc.................................................................             300            14,765
   Shimizu Corp.................................................................          15,000            68,593
   Shindengen Electric Manufacturing Co., Ltd...................................           1,000             4,784
   Shin-Etsu Chemical Co., Ltd..................................................           3,300           171,851
  #Shinko Electric Industries Co., Ltd..........................................           1,300             9,644
   Shionogi & Co., Ltd..........................................................           3,400            45,440
   Ship Healthcare Holdings, Inc................................................             500            10,914
   Shiroki Corp.................................................................           5,000            14,321
   Shiseido Co., Ltd............................................................           3,900            71,788
   Shizuoka Bank, Ltd...........................................................           4,000            41,152
   Shizuoka Gas Co., Ltd........................................................           3,000            20,126
   Sho-Bond Corp................................................................             200             5,072
  #Shochiku Co., Ltd............................................................           1,000            10,291
  *Showa Corp...................................................................           1,800            11,804
   Showa Denko K.K..............................................................          39,000            85,246
  #Showa Shell Sekiyu K.K.......................................................           6,500            44,642
   Sinanen Co., Ltd.............................................................           4,000            18,108
   Sintokogio, Ltd..............................................................             600             5,618
   SKY Perfect JSAT Holdings, Inc...............................................              27            13,974
   Softbank Corp................................................................           3,200            89,427
   Sohgo Security Services Co., Ltd.............................................             800             8,934
   Sojitz Corp..................................................................          29,600            51,120
   Sony Corp....................................................................             300             5,485
  #Sony Corp. Sponsored ADR.....................................................          14,427           262,860
   Space Co., Ltd...............................................................             200             1,202
   SRA Holdings, Inc............................................................             600             6,511
   Stanley Electric Co., Ltd....................................................           1,900            29,210
   Star Micronics Co., Ltd......................................................             700             6,749
   Starzen Co., Ltd.............................................................           3,000             9,738
   Sugi Holdings Co., Ltd.......................................................           1,200            33,517
  *Sumco Corp...................................................................           2,400            20,594
   Suminoe Textile Co., Ltd.....................................................           5,000            10,174
   Sumitomo Bakelite Co., Ltd...................................................           9,000            52,513
   Sumitomo Chemical Co., Ltd...................................................          28,231           113,941
   Sumitomo Corp................................................................           9,500           136,929
   Sumitomo Electric Industries, Ltd............................................          10,400           125,647

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sumitomo Forestry Co., Ltd...................................................           4,200   $        37,682
   Sumitomo Heavy Industries, Ltd...............................................          10,000            64,190
   Sumitomo Metal Industries, Ltd...............................................          24,000            42,956
   Sumitomo Metal Mining Co., Ltd...............................................          10,000           144,412
   Sumitomo Mitsui Financial Group, Inc.........................................           6,200           198,278
   Sumitomo Osaka Cement Co., Ltd...............................................          11,000            34,053
   Sumitomo Rubber Industries, Ltd..............................................           2,400            28,639
   Sumitomo Warehouse Co., Ltd..................................................           3,000            14,745
   Suzuken Co., Ltd.............................................................           1,100            32,157
   Suzuki Motor Corp............................................................           3,300            75,423
  #Sysmex Corp..................................................................           1,400            46,317
   T&D Holdings, Inc............................................................           6,500            66,284
   Tadano, Ltd..................................................................           1,000             6,862
   Taiheiyo Cement Corp.........................................................          24,000            52,702
   Taisei Corp..................................................................          19,000            52,640
  *Taisho Pharmaceutical Holdings Co., Ltd......................................             300            26,371
   Taiyo Nippon Sanso Corp......................................................           2,000            13,974
  #Taiyo Yuden Co., Ltd.........................................................           2,000            18,073
   Takamatsu Construction Group Co., Ltd........................................             700            11,748
   Takara Holdings, Inc.........................................................           4,000            26,059
   Takara Standard Co., Ltd.....................................................           5,000            40,186
   Takasago International Corp..................................................           2,000             9,601
   Takasago Thermal Engineering Co., Ltd........................................           3,000            24,948
   Takashimaya Co., Ltd.........................................................           8,000            62,322
  #Takata Corp..................................................................           1,000            22,830
   Takeda Pharmaceutical Co., Ltd...............................................           8,600           373,883
   Tayca Corp...................................................................           3,000            11,999
   TDK Corp.....................................................................             900            42,984
   TDK Corp. Sponsored ADR......................................................           1,200            55,224
   Teijin, Ltd..................................................................          23,000            74,724
   Terumo Corp..................................................................           1,300            62,430
   THK Co., Ltd.................................................................           2,800            60,349
   TKC Corp.....................................................................             400             8,504
   Toagosei Co., Ltd............................................................           7,000            29,383
   Tochigi Bank, Ltd............................................................           5,000            18,168
   Toho Bank, Ltd...............................................................           3,000             9,733
   TOHO Co., Ltd. (6895200).....................................................           1,500            26,126
   TOHO Co., Ltd. (6895211).....................................................           1,000             4,102
   Toho Holdings Co., Ltd.......................................................           2,900            47,406
  #Toho Titanium Co., Ltd.......................................................           1,000            17,097
   Toho Zinc Co., Ltd...........................................................           5,000            20,645
   Tohuku Electric Power Co., Inc...............................................           5,100            48,092
   Tokai Carbon Co., Ltd........................................................           8,000            43,663
   Tokai Rika Co., Ltd..........................................................           1,800            30,231
   Tokai Tokyo Financial Holdings, Inc..........................................           7,000            21,327
  *Token Corp...................................................................             120             4,368
   Tokio Marine Holdings, Inc...................................................           7,700           193,302
   Tokushu Tokai Paper Co., Ltd.................................................           4,000             9,400
  *Tokuyama Corp................................................................           7,000            24,203
   Tokyo Broadcasting System, Inc...............................................           1,600            21,573
 #*Tokyo Dome Corp..............................................................           2,000             5,463
   Tokyo Electron, Ltd..........................................................           1,200            68,406
   Tokyo Energy & Systems, Inc..................................................           2,000            12,910
   Tokyo Gas Co., Ltd...........................................................          24,000           111,039
   Tokyo Ohka Kogyo Co., Ltd....................................................             500            10,948
   Tokyo Seimitsu Co., Ltd......................................................             700            14,094
   Tokyo Steel Manufacturing Co., Ltd...........................................             400             3,014
  *Tokyo Tatemono Co., Ltd......................................................          10,000            36,660
   Tokyo Tomin Bank, Ltd........................................................             500             6,450
   TOMONY Holdings, Inc.........................................................           1,800             8,180
   Tomy Co., Ltd................................................................             800             5,771

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Tonami Holdings Co., Ltd.....................................................           3,000   $         7,373
   TonenGeneral Sekiyu K.K......................................................           4,000            38,184
   Toppan Forms Co., Ltd........................................................           1,300            10,488
   Toppan Printing Co., Ltd.....................................................          12,000            96,200
   Topre Corp...................................................................             300             3,098
   Toray Industries, Inc........................................................          18,000           135,544
   Toshiba Corp.................................................................          34,000           144,611
   Toshiba Machine Co., Ltd.....................................................           8,000            44,142
   Toshiba TEC Corp.............................................................           2,000             7,683
   Tosoh Corp...................................................................          23,000            65,019
   TOTO, Ltd....................................................................           4,000            32,632
   Towa Pharmaceutical Co., Ltd.................................................             200             8,768
   Toyo Ink SC Holdings Co., Ltd................................................           3,000            11,944
   Toyo Seikan Kaisha, Ltd......................................................           5,100            75,625
   Toyo Tire & Rubber Co., Ltd..................................................          12,000            30,002
   Toyobo Co., Ltd..............................................................          22,000            32,336
   Toyoda Gosei Co., Ltd........................................................           1,700            27,732
   Toyota Boshoku Corp..........................................................           1,900            20,559
   Toyota Motor Corp............................................................           2,455            90,547
   Toyota Motor Corp. Sponsored ADR.............................................          11,495           844,653
   Toyota Tsusho Corp...........................................................           2,800            53,191
   Trusco Nakayama Corp.........................................................             400             8,103
   TS Tech Co., Ltd.............................................................             900            15,623
  *TSI Holdings Co., Ltd........................................................             660             3,330
   Tsubakimoto Chain Co., Ltd...................................................           2,000            11,678
 #*Tsugami Corp.................................................................           1,000             7,046
   TSUMURA & Co., Ltd...........................................................           1,500            44,797
   Tsuruha Holdings, Inc........................................................             600            32,244
   Ube Industries, Ltd..........................................................          12,000            34,574
  *Ulvac, Inc...................................................................             700             9,374
   Uni-Charm Corp...............................................................           1,200            63,127
   Unipres Corp.................................................................           1,300            40,679
   UNY Co., Ltd.................................................................           4,800            44,964
   U-Shin, Ltd..................................................................           1,600            12,352
   Ushio, Inc...................................................................           2,700            39,467
   Valor Co., Ltd...............................................................           1,200            19,339
   Vital KSK Holdings, Inc......................................................           1,000             8,375
   Wacoal Corp..................................................................           3,000            39,264
  #Wacom Co., Ltd...............................................................              12            20,260
   West Japan Railway Co., Ltd..................................................             300            12,748
   Xebio Co., Ltd...............................................................           1,700            41,960
   Yachiyo Bank, Ltd. (The).....................................................             400             9,652
   Yahoo Japan Corp.............................................................              43            13,157
   Yaizu Suisankagaku Industry Co., Ltd.........................................             200             1,885
   Yakult Honsha Co., Ltd.......................................................             500            15,364
   Yamada Denki Co., Ltd........................................................             580            37,109
   Yamagata Bank, Ltd...........................................................           2,000            10,195
   Yamaha Corp..................................................................           5,200            47,950
   Yamaha Motor Co., Ltd........................................................           2,500            33,183
   Yamanashi Chuo Bank, Ltd.....................................................           2,000             9,087
   Yamatake Corp................................................................           2,200            48,466
   Yamato Holdings Co., Ltd.....................................................           1,000            16,577
   Yamato Kogyo Co., Ltd........................................................           1,600            50,391
   Yaskawa Electric Corp........................................................           3,000            26,518
   Yellow Hat, Ltd..............................................................             400             6,308
   Yodogawa Steel Works, Ltd....................................................           2,000             9,248
   Yokohama Rubber Co., Ltd.....................................................           6,000            36,054
   Yondenko Corp................................................................           2,000             8,626
   Yorozu Corp..................................................................             600            14,477
  #Yoshinoya Holdings Co., Ltd..................................................              23            32,718
  #Zensho Co., Ltd..............................................................             800            10,864

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Zeon Corp....................................................................           5,000   $        44,008
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                        27,285,359
                                                                                                   ---------------
NETHERLANDS -- (2.4%)
   Aalberts Industries NV.......................................................           3,416            64,151
  *Aegon NV.....................................................................          16,466            79,994
   Akzo Nobel NV................................................................           5,634           293,979
  *APERAM NV....................................................................             218             4,480
   Arcadis NV...................................................................             886            17,131
  #ASM International NV.........................................................             585            19,372
   ASML Holding NV..............................................................           1,783            76,649
   ASML Holding NV ADR..........................................................           1,700            73,083
  *BinckBank NV.................................................................             616             6,651
   CSM NV.......................................................................           1,616            30,053
   Delta Lloyd NV...............................................................           2,256            41,347
   Fugro NV.....................................................................           1,261            83,128
   Heijmans NV..................................................................           1,353            16,059
   Heineken NV..................................................................           1,064            49,253
   Hunter Douglas NV............................................................             235             9,047
  #Imtech NV....................................................................             616            19,058
  *ING Groep NV Sponsored ADR...................................................          56,475           514,487
   Kendrion NV..................................................................             337             8,123
   Koninklijke Ahold NV.........................................................          18,057           239,618
   Koninklijke Bam Groep NV.....................................................           6,642            28,742
   Koninklijke DSM NV...........................................................           3,974           204,263
   Koninklijke KPN NV...........................................................           4,706            51,641
   Koninklijke Philips Electronics NV...........................................           5,064           102,570
   Koninklijke Ten Cate NV......................................................           1,115            34,676
  *LBi International NV.........................................................           8,941            23,490
   Mediq NV.....................................................................           2,024            32,226
   Nutreco NV...................................................................             697            49,466
   Philips Electronics NV ADR...................................................          10,686           216,498
   PostNL NV....................................................................           1,612             6,504
   Randstad Holdings NV.........................................................           3,818           130,398
   Reed Elsevier NV.............................................................           3,948            47,119
   Reed Elsevier NV ADR.........................................................           2,642            63,038
   SBM Offshore NV..............................................................           5,254            89,283
   Sligro Food Group NV.........................................................             296             8,355
   Telegraaf Media Groep NV.....................................................             286             3,687
   TKH Group NV.................................................................           1,086            24,864
   TNT Express NV...............................................................           3,969            33,331
 #*TomTom NV....................................................................           2,056             9,300
   Unilever NV..................................................................           9,065           302,094
   Unilever NV ADR..............................................................           2,000            66,700
   Unit 4 NV....................................................................             614            14,372
   USG People NV................................................................             981             8,367
   Wolters Kluwer NV............................................................           3,737            67,890
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                         3,264,537
                                                                                                   ---------------
NEW ZEALAND -- (0.2%)
   Auckland International Airport, Ltd..........................................          16,377            33,148
  *Chorus, Ltd. ADR.............................................................             880            11,783
   Contact Energy, Ltd..........................................................           8,055            31,775
   Fisher & Paykel Healthcare Corp., Ltd........................................           4,279             7,507
   Fletcher Building, Ltd.......................................................           3,659            19,679
   Infratil, Ltd................................................................           4,240             6,557
   New Zealand Refining Co., Ltd................................................           7,267            16,978
   Port of Tauranga, Ltd........................................................           1,623            13,984
   Sky City Entertainment Group, Ltd............................................          10,107            29,403
   Sky Network Television, Ltd..................................................           6,556            28,255
   Telecom Corp. of New Zealand, Ltd. Sponsored ADR.............................           4,400            38,588

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NEW ZEALAND -- (Continued)
   TrustPower, Ltd..............................................................           3,375   $        19,777
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                           257,434
                                                                                                   ---------------
NORWAY -- (1.0%)
   Aker ASA Series A............................................................             951            26,782
  *Aker Kvaerner ASA............................................................           1,944            23,916
  *Algeta ASA...................................................................              85             2,193
 #*Archer, Ltd..................................................................           1,949             4,510
   Atea ASA.....................................................................           2,131            20,817
   Austevoll Seafood ASA........................................................             232             1,013
   BW Offshore, Ltd.............................................................           4,454             6,734
   Cermaq ASA...................................................................             800            11,035
  *Copeinca ASA.................................................................           1,200             7,599
   DNB ASA......................................................................          12,604           132,974
  *DNO International ASA........................................................          28,000            38,910
  *Dockwise, Ltd................................................................           1,222            20,602
 #*DOF ASA......................................................................           1,800             8,620
   Ekornes ASA..................................................................             195             3,786
   Farstad Shipping ASA.........................................................             124             3,369
   Fred Olsen Energy ASA........................................................             869            32,822
   Ganger Rolf ASA..............................................................             240             4,786
   Golar LNG, Ltd...............................................................             568            23,257
   Kongsberg Gruppen ASA........................................................             495            10,006
   Marine Harvest ASA...........................................................          67,192            36,523
   Norsk Hydro ASA..............................................................           4,999            26,462
 #*Norske Skogindustrier ASA Series A...........................................           2,500             2,947
   Orkla ASA....................................................................          13,499           109,518
  *Petroleum Geo-Services ASA...................................................           3,107            39,912
   Prosafe ASA..................................................................           7,097            55,208
   Schibsted ASA................................................................           1,096            31,359
   SeaDrill, Ltd................................................................           1,601            59,615
  *Songa Offshore SE............................................................           2,969            11,502
   SpareBanken 1 SMN............................................................           1,619            10,520
  *Statoil Fuel & Retail ASA....................................................           2,493            18,472
   StatoilHydro ASA.............................................................           2,539            63,925
   StatoilHydro ASA Sponsored ADR...............................................           5,319           134,358
   Stolt-Nielsen, Ltd...........................................................              71             1,530
   Storebrand ASA...............................................................           6,864            33,986
  *Subsea 7 SA..................................................................           3,473            70,401
   Telenor ASA..................................................................           3,843            62,684
   TGS Nopec Geophysical Co. ASA................................................             865            21,733
   Tomra Systems ASA............................................................           1,800            13,174
   Veidekke ASA.................................................................           1,400            10,192
   Yara International ASA.......................................................           3,434           138,488
                                                                                                   ---------------
TOTAL NORWAY....................................................................                         1,336,240
                                                                                                   ---------------
PORTUGAL -- (0.3%)
 #*Banco Comercial Portugues SA.................................................          38,675             6,846
   Banco Espirito Santo SA......................................................           6,796            11,245
 #*Brisa SA.....................................................................           1,850             5,427
   Cimpor Cimentos de Portugal SA...............................................           7,414            49,987
  *EDP Renovaveis SA............................................................           6,176            35,580
   Energias de Portugal SA......................................................          30,688            89,585
   Galp Energia SGPS SA Series B................................................           3,295            53,199
  *Impresa SGPS SA..............................................................              77                47
  *Jeronimo Martins SGPS SA.....................................................           1,895            31,662
  *Martifer SGPS SA.............................................................              20                29
 #*Portucel-Empresa Produtora de Pasta de Papel SA..............................          11,580            27,428
  *Portugal Telecom SA..........................................................          14,883            73,992
   Portugal Telecom SGPS SA Sponsored ADR.......................................           2,200            11,088
   Redes Energeticas Nacionais SA...............................................           5,988            16,171

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
  *Sociedade de Investimento e Gestao SGPS SA...................................           1,346   $         9,284
  #Sonae SGPS SA................................................................           5,281             3,028
   Sonaecom SGPS SA.............................................................           1,724             2,706
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.............             818             2,633
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                           429,937
                                                                                                   ---------------
SINGAPORE -- (0.7%)
   Asia Pacific Breweries, Ltd..................................................           1,000            23,133
   Banyan Tree Holdings, Ltd....................................................          47,000            22,302
  *Biosensors International Group, Ltd..........................................          28,000            36,042
  *Bund Center Investment, Ltd..................................................          21,000             2,751
   Cape P.L.C...................................................................              19               117
   CapitaLand, Ltd..............................................................          32,000            66,720
   City Developments, Ltd.......................................................          11,000            86,035
   ComfortDelGro Corp., Ltd.....................................................          17,000            20,028
 #*Ezra Holdings, Ltd...........................................................          23,000            19,139
   Fraser & Neave, Ltd..........................................................           6,000            32,344
  #GuocoLand, Ltd...............................................................          17,666            25,908
  #Hyflux, Ltd..................................................................          10,500            11,447
  *Indofood Agri Resources, Ltd.................................................          18,000            20,598
   K1 Ventures, Ltd.............................................................          21,000             1,687
   Keppel Corp., Ltd............................................................           4,400            37,868
  *Keppel Land, Ltd.............................................................          24,000            54,155
   Keppel Telecommunications & Transportation, Ltd..............................           3,000             2,628
   K-Green Trust, Ltd...........................................................             800               643
   NSL, Ltd.....................................................................           2,000             2,212
  #Overseas Union Enterprise, Ltd...............................................           4,000             7,114
  #Raffles Education Corp., Ltd.................................................           4,425             1,632
   Sakari Resources, Ltd........................................................          16,000            29,778
   SATS, Ltd....................................................................          19,460            35,385
   SembCorp Industries, Ltd.....................................................           4,000            15,128
  #SembCorp Marine, Ltd.........................................................           7,000            27,520
  *Sinarmas Land, Ltd...........................................................          21,000             5,070
   Singapore Land, Ltd..........................................................           6,000            27,964
  #Singapore Press Holdings, Ltd................................................           7,000            20,627
   Singapore Technologies Engineering, Ltd......................................           4,000             9,360
   Singapore Telecommunications, Ltd............................................          31,000            76,350
   Stamford Land Corp., Ltd.....................................................          32,000            14,238
   United Industrial Corp., Ltd.................................................          40,000            87,563
   UOB-Kay Hian Holdings, Ltd...................................................          11,000            13,972
   UOL Group, Ltd...............................................................          14,000            51,099
   Venture Corp., Ltd...........................................................           4,000            22,895
   Wheelock Properties, Ltd.....................................................          15,000            19,048
   Wing Tai Holdings, Ltd.......................................................          20,000            19,536
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                           950,036
                                                                                                   ---------------
SPAIN -- (2.4%)
   Abengoa SA...................................................................           1,749            37,014
   Abertis Infraestructuras SA..................................................           4,489            75,767
   Acciona SA...................................................................             629            50,578
  #Acerinox SA..................................................................           1,655            23,515
   Actividades de Construccion y Servicios SA...................................           1,188            36,710
   Almirall SA..................................................................             479             3,372
   Antena 3 de Television SA....................................................           2,220            14,025
   Banco Bilbao Vizcaya Argentaria SA...........................................          29,611           259,812
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.............................          25,556           223,871
  #Banco de Sabadell SA.........................................................          31,277           115,652
   Banco Espanol de Credito SA..................................................           1,128             5,759
  #Banco Pastor SA..............................................................           2,728            12,639
   Banco Popular Espanol SA.....................................................          11,578            49,872
   Banco Santander SA...........................................................          11,489            89,716

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
  *Banco Santander SA...........................................................             249   $         1,938
  #Banco Santander SA Sponsored ADR.............................................          36,513           287,722
  #Bankinter SA.................................................................           3,821            25,691
  *Baron de Ley SA..............................................................             128             7,117
   Bolsas y Mercados Espanoles SA...............................................             993            27,143
   CaixaBank SA.................................................................          14,237            71,635
   Caja de Ahorros del Mediterraneo SA..........................................             233               410
  *Cementos Portland Valderrivas SA.............................................             155             1,541
   Cintra Concesiones de Infraestructuras de Transporte SA......................           7,855            92,033
   Construcciones y Auxiliar de Ferrocarriles SA................................              25            13,031
  *Deoleo SA....................................................................           5,017             3,023
  *Distribuidora Internacional de Alimentacion SA...............................          10,377            48,036
   Duro Felguera SA.............................................................             609             4,131
   Enagas SA....................................................................           2,354            47,200
   Faes Farma SA................................................................           1,300             2,260
   Fomento de Construcciones y Contratas SA.....................................             737            17,343
  #Gamesa Corp Tecnologica SA...................................................           2,153             8,445
   Gas Natural SDG SA...........................................................           5,590            91,609
  *Grifols SA...................................................................           1,691            30,913
   Grupo Catalana Occidente SA..................................................             732            13,146
   Grupo Empresarial Ence SA....................................................           9,705            23,850
   Iberdrola SA.................................................................          58,138           343,422
   Indra Sistemas SA............................................................           1,100            14,509
   Industria de Diseno Textil SA................................................           1,817           158,780
  *Jazztel P.L.C................................................................           4,109            22,684
   Mapfre SA....................................................................          13,120            43,696
   Mediaset Espana Comunicacion SA..............................................           3,538            20,722
   Melia Hotels International SA................................................           3,189            18,854
  *NH Hoteles SA................................................................           1,077             3,515
   Obrascon Huarte Lain SA......................................................             709            19,098
   Pescanova SA.................................................................             853            29,416
  *Promotora de Informaciones SA Series A.......................................           4,718             4,882
   Prosegur Cia de Seguridad SA.................................................             249            11,499
 #*Realia Business SA...........................................................           8,376            12,070
   Red Electrica Corporacion SA.................................................           1,324            60,972
   Repsol YPF SA................................................................           4,569           125,987
   Repsol YPF SA Sponsored ADR..................................................           4,150           114,996
  *Sacyr Vallehermoso SA........................................................             998             4,786
   Tecnicas Reunidas SA.........................................................             572            20,796
   Telefonica SA................................................................           4,097            71,501
   Telefonica SA Sponsored ADR..................................................          16,563           288,527
  *Tubacex SA...................................................................           5,015            14,453
   Tubos Reunidos SA............................................................           1,662             3,642
   Vidrala SA...................................................................             235             5,599
   Viscofan SA..................................................................             472            18,215
  *Vocento SA...................................................................             844             1,969
   Zardoya Otis SA..............................................................           1,868            26,675
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                         3,277,784
                                                                                                   ---------------
SWEDEN -- (3.1%)
   Aarhuskarlshamn AB...........................................................             568            16,819
   AF AB Series B...............................................................             600            10,700
   Alfa Laval AB................................................................           3,800            78,004
   Assa Abloy AB Series B.......................................................           4,533           123,346
   Atlas Copco AB Series A......................................................           7,378           175,928
   Atlas Copco AB Series B......................................................           4,089            86,657
   Avanza Bank Holding AB.......................................................             319             8,261
   Axfood AB....................................................................             232             8,467
   Axis Communications AB.......................................................           2,030            47,351
  *Betsson AB...................................................................             655            16,797
   Billerud AB..................................................................           1,923            16,922

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *Bjorn Borg AB................................................................             385   $         2,380
   Boliden AB...................................................................          10,831           185,785
  *Castellum AB.................................................................           3,189            40,584
  *CDON Group AB................................................................             551             3,424
 #*Cloetta AB...................................................................             480             2,356
  *Duni AB......................................................................           2,923            25,550
   Electrolux AB Series B.......................................................           7,766           142,686
   Elekta AB Series B...........................................................           1,295            61,966
 #*Eniro AB.....................................................................           3,508             7,792
 #*Etrion Corp..................................................................           1,209               649
  *Fabege AB....................................................................           2,825            24,696
   Getinge AB Series B..........................................................           5,318           144,681
   Hakon Invest AB..............................................................           1,460            21,707
   Hennes & Mauritz AB Series B.................................................           4,785           156,774
   Hexpol AB....................................................................             792            24,534
   Hoganas AB Series B..........................................................             591            20,599
   Holmen AB Series B...........................................................           2,248            65,202
   Hufvudstaden AB Series A.....................................................             111             1,170
  *Husqvarna AB Series A........................................................           1,061             5,601
  *Husqvarna AB Series B........................................................           4,840            25,603
   Intrum Justitia AB...........................................................           2,642            41,687
   JM AB........................................................................           2,125            39,276
  *Kungsleden AB................................................................           3,130            23,660
   Lagercrantz Group AB Series B................................................             480             3,636
   Lennart Wallenstam Byggnads AB Series B......................................           1,861            18,350
  *Lindab International AB......................................................             600             3,945
   Loomis AB Series B...........................................................           1,238            18,076
  *Lundin Petroleum AB..........................................................             373             8,423
  *Meda AB Series A.............................................................           7,099            75,109
  *Medivir AB Series B..........................................................           1,257            13,603
   Mekonomen AB.................................................................             225             8,015
  *Micronic Mydata AB...........................................................          11,440            19,015
   Millicom International Cellular SA SDR.......................................             555            54,945
   Modern Times Group AB Series B...............................................             551            27,633
   NCC AB Series B..............................................................           1,547            32,058
   New Wave Group AB Series B...................................................             752             3,228
   NIBE Industrier AB Series B..................................................           1,196            18,265
 #*Nobia AB.....................................................................           5,022            19,212
   Nordea Bank AB...............................................................          27,437           230,318
  #Oriflame Cosmetics SA SDR....................................................              15               478
  *PA Resources AB..............................................................           1,600               392
   Peab AB Series B.............................................................           3,195            17,872
  *Rezidor Hotel Group AB.......................................................           5,832            22,046
 #*RNB Retail & Brands AB.......................................................             129                55
   Saab AB Series B.............................................................             760            16,292
   Sandvik AB...................................................................           8,841           131,035
 #*SAS AB.......................................................................           6,947             9,047
   Scania AB Series B...........................................................           3,371            58,230
   Securitas AB Series B........................................................           4,364            41,115
   Skandinaviska Enskilda Banken AB Series A....................................          17,119           107,893
   Skanska AB Series B..........................................................           4,805            84,126
   SKF AB Series B..............................................................           4,436           105,103
   SSAB AB Series A.............................................................           3,029            31,852
   SSAB AB Series B.............................................................           2,027            18,579
  *Svenska Cellulosa AB Series A................................................             477             7,943
   Svenska Cellulosa AB Series B................................................          14,103           235,927
   Svenska Handelsbanken AB Series A............................................           2,237            67,285
   Swedbank AB Series A.........................................................           8,893           128,003
   Swedish Match AB.............................................................           3,425           119,419
  *Swedish Orphan Biovitrum AB..................................................             326               852
   Systemair AB.................................................................             348             4,665

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
 SWEDEN -- (Continued)
   Tele2 AB Series B............................................................           2,035   $        38,914
  *Telefonaktiebolaget LM Ericsson AB Series A..................................           2,194            20,475
  *Telefonaktiebolaget LM Ericsson AB Series B..................................          20,501           190,787
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................          20,310           188,274
   TeliaSonera AB...............................................................          18,697           124,645
   Trelleborg AB Series B.......................................................           5,715            54,001
  #Unibet Group P.L.C. SDR......................................................           1,240            30,682
   Volvo AB Series A............................................................           3,245            42,260
   Volvo AB Series B............................................................          13,086           169,871
   Wihlborgs Fastigheter AB.....................................................             626             8,571
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                         4,288,134
                                                                                                   ---------------
SWITZERLAND -- (6.1%)
   ABB, Ltd.....................................................................           3,359            70,102
  #ABB, Ltd. Sponsored ADR......................................................           7,118           148,268
   Adecco SA....................................................................           3,151           150,041
   AFG Arbonia-Forster Holding AG...............................................             960            21,377
   Allreal Holding AG...........................................................             231            35,019
   Alpiq Holding AG.............................................................               6             1,112
  *Aryzta AG....................................................................           2,151            99,431
   Austriamicrosystems AG.......................................................              89             4,326
  *Autoneum Holding AG..........................................................              30             1,695
   Bank Coop AG.................................................................             211            14,199
   Bank Sarasin & Cie AG Series B...............................................             600            18,239
   Banque Cantonale Vaudoise AG.................................................              70            35,452
   Barry Callebaut AG...........................................................              46            43,311
  *Basler Kantonalbank AG.......................................................             208            28,675
   Belimo Holdings AG...........................................................               4             7,595
   Berner Kantonalbank AG.......................................................             102            27,797
  *Bobst Group AG...............................................................             718            19,554
   Bossard Holding AG...........................................................              55             7,482
   Bucher Industries AG.........................................................             278            54,984
   Burckhardt Compression Holding AG............................................              65            16,359
   Charles Voegele Holding AG...................................................             527            10,786
  *Clariant AG..................................................................           4,632            56,474
   Compagnie Financiere Richemont SA Series A...................................           4,200           238,711
   Conzzeta AG..................................................................              19            36,170
   Credit Suisse Group AG.......................................................           2,640            68,691
   Credit Suisse Group AG Sponsored ADR.........................................           9,400           244,776
   Daetwyler Holding AG.........................................................             429            30,293
  *Dufry AG.....................................................................             519            59,101
   Emmi AG......................................................................              73            15,168
   EMS-Chemie Holding AG........................................................             118            21,279
   Energiedienst Holding AG.....................................................             195            10,009
   Ferrexpo P.L.C...............................................................             785             4,231
   Flughafen Zuerich AG.........................................................              72            27,374
  #Galenica Holding AG..........................................................             103            60,066
  *Gategroup Holding AG.........................................................             216             6,110
   Geberit AG...................................................................             480            99,341
   George Fisher AG.............................................................             272           114,488
   Givaudan SA..................................................................             126           117,879
   Helvetia Holding AG..........................................................              89            29,938
   Holcim, Ltd..................................................................           5,456           312,255
   Implenia AG..................................................................             638            18,443
   Kudelski SA..................................................................           2,490            21,562
   Kuehne & Nagel International AG..............................................             242            30,489
  *Kuoni Reisen Holding AG Series B.............................................             123            36,462
   Liechtensteinische Landesbank AG.............................................             210             8,904
   Lindt & Spruengli AG.........................................................               1            34,221
 #*Logitech International SA....................................................           3,799            29,139
   Luzerner Kantonalbank AG.....................................................              74            25,251

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Metall Zug AG................................................................               5   $        20,119
 #*Meyer Burger Technology AG...................................................             990            19,016
   Mobimo Holding AG............................................................              84            19,413
   Nestle SA....................................................................          21,834         1,252,924
   Nobel Biocare Holding AG.....................................................           2,549            35,495
   Novartis AG..................................................................           3,549           192,616
   Novartis AG ADR..............................................................          21,477         1,167,490
  *OC Oerlikon Corp. AG.........................................................             640             4,390
   Orascom Development Holding AG...............................................             654             9,664
  *Panalpina Welttransport Holding AG...........................................             290            31,153
   Partners Group Holding AG....................................................             182            31,862
  *Precious Woods Holding AG....................................................             210             2,361
  *Rieters Holdings AG..........................................................              30             5,566
   Roche Holding AG Bearer......................................................              82            14,385
   Roche Holding AG Genusschein.................................................           3,948           669,796
   Romande Energie Holding SA...................................................               2             2,597
   Schindler Holding AG.........................................................             142            16,529
   Schweiter Technologies AG....................................................              14             8,381
   Schweizerische National-Versicherungs-Gesellschaft AG........................             589            20,315
   SGS SA.......................................................................              52            93,610
   Sika AG......................................................................              52           107,556
   Sonova Holding AG............................................................             610            62,545
   St. Galler Kantonalbank AG...................................................              77            30,838
   Straumann Holding AG.........................................................              93            16,757
   Sulzer AG....................................................................             685            86,039
   Swatch Group AG (The)........................................................             137            57,963
   Swatch Group AG Registered Shares (The)......................................             255            18,780
   Swiss Life Holding AG........................................................             577            57,366
  *Swiss Re, Ltd................................................................           7,280           396,161
   Swisscom AG..................................................................             360           142,322
   Swisslog Holding AG..........................................................           3,346             3,029
   Syngenta AG..................................................................             479           145,460
   Syngenta AG ADR..............................................................           1,500            91,050
   Tecan Group AG...............................................................             432            31,591
 #*Temenos Group AG.............................................................            407             7,349
  *UBS AG.......................................................................          29,396           401,056
  *UBS AG ADR...................................................................          12,900           175,311
   Valiant Holding AG...........................................................             212            26,437
   Valora Holding AG............................................................              40             9,263
   Verwaltungs und Privat-Bank AG...............................................              66             6,013
  *Vetropack Holding AG.........................................................               6            11,613
 #*Von Roll Holding AG..........................................................           4,126            11,534
   Vontobel Holdings AG.........................................................             879            23,774
   WMH Walter Meier Holding AG..................................................              60            14,142
   Zehnder Group AG.............................................................             480            30,042
   Zuger Kantonalbank AG........................................................               2            10,897
   Zurich Financial Services AG.................................................           1,063           255,832
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                         8,421,031
                                                                                                   ---------------
UNITED KINGDOM -- (17.8%)
   Aberdeen Asset Management P.L.C..............................................          12,404            46,733
   Admiral Group P.L.C..........................................................           2,678            39,787
   Aegis Group P.L.C............................................................          20,588            51,289
  *Afren P.L.C..................................................................           4,308             8,199
   African Barrick Gold, Ltd....................................................             156             1,269
   Aga Rangemaster Group P.L.C..................................................             991             1,252
   Aggreko P.L.C................................................................           2,760            91,297
   Amec P.L.C...................................................................           8,836           140,180
   Amlin P.L.C..................................................................           8,802            47,220
   Anglo American P.L.C.........................................................          10,705           444,293
   ARM Holdings P.L.C...........................................................           5,384            51,817

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   ARM Holdings P.L.C. Sponsored ADR............................................             879   $        25,386
   Ashmore Group P.L.C..........................................................           6,735            39,478
   Ashtead Group P.L.C..........................................................          25,129            92,881
  #AstraZeneca P.L.C. Sponsored ADR.............................................           8,400           404,460
   Aviva P.L.C..................................................................          58,188           320,893
   Babcock International Group P.L.C............................................           7,655            88,139
   Balfour Beatty P.L.C.........................................................          15,251            65,976
   Barclays P.L.C...............................................................          47,118           160,182
   Barclays P.L.C. Sponsored ADR................................................          18,900           255,717
   BBA Aviation P.L.C...........................................................          13,135            38,618
   Beazley P.L.C................................................................           9,115            20,167
   Bellway P.L.C................................................................           2,634            30,590
   Berendsen P.L.C..............................................................           3,002            21,821
  *Berkeley Group Holdings P.L.C. (The).........................................           4,610            92,199
   BG Group P.L.C...............................................................          25,462           573,723
   BHP Billiton P.L.C...........................................................           9,220           309,946
   Bodycote P.L.C...............................................................           7,134            34,348
   Bovis Homes Group P.L.C......................................................             984             6,900
   Brammer P.L.C................................................................           6,600            25,816
   Brewin Dolphin Holdings P.L.C................................................          11,579            27,560
   British American Tobacco P.L.C...............................................           7,802           359,267
   British American Tobacco P.L.C. Sponsored ADR................................           3,278           302,264
   British Sky Broadcasting Group P.L.C. Sponsored ADR..........................           2,100            92,295
   Britvic P.L.C................................................................           4,445            24,123
  *BTG P.L.C....................................................................           7,993            42,167
   Bunzl P.L.C..................................................................           7,449           101,184
   Burberry Group P.L.C.........................................................           4,975           105,430
   Bwin.Party Digital Entertainment P.L.C.......................................           8,620            21,814
  *Cairn Energy P.L.C...........................................................          26,231           116,892
   Capita P.L.C.................................................................           9,406            91,263
  *Capital & Regional P.L.C.....................................................           2,940             1,403
   Carillion P.L.C..............................................................          14,658            71,487
   Carnival P.L.C. ADR..........................................................             900            27,036
   Catlin Group, Ltd............................................................           8,661            55,362
  *Centamin P.L.C...............................................................          17,706            26,362
   Centrica P.L.C...............................................................          34,557           160,003
   Chemring Group P.L.C.........................................................           3,286            19,910
   Cineworld Group P.L.C........................................................           6,748            22,715
   Cobham P.L.C.................................................................          16,984            49,084
  *Colfax Corp..................................................................             636            19,320
  *Colt Group SA................................................................           3,584             5,200
   Compass Group P.L.C..........................................................          20,690           192,299
   Computacenter P.L.C..........................................................           6,025            37,792
  *Connaught P.L.C..............................................................           1,318                --
   Cookson Group P.L.C..........................................................           5,538            50,514
   Cranswick P.L.C..............................................................             169             2,080
   Croda International P.L.C....................................................           2,173            66,394
   CSR P.L.C....................................................................           6,238            22,821
   Daily Mail & General Trust P.L.C. Series A...................................           6,452            44,497
   Dairy Crest Group P.L.C......................................................           3,168            15,673
   De La Rue P.L.C..............................................................           2,414            35,662
   Debenhams P.L.C..............................................................          27,433            29,109
   Dechra Pharmaceuticals P.L.C.................................................           1,285            10,655
   Devro P.L.C..................................................................           8,421            35,352
   Diageo P.L.C.................................................................           2,096            46,393
   Diageo P.L.C. Sponsored ADR..................................................           1,300           115,167
   Dignity P.L.C................................................................             607             7,469
  *Dixons Retail P.L.C..........................................................          80,089            17,824
   Domino Printing Sciences P.L.C...............................................           2,816            26,356
   Drax Group P.L.C.............................................................           8,253            69,196
   DS Smith P.L.C...............................................................          11,742            42,063

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Electrocomponents P.L.C......................................................           2,964   $        10,088
   Elementis P.L.C..............................................................          28,161            68,195
  *EnQuest P.L.C................................................................           5,587             9,380
   Experian P.L.C...............................................................          13,402           181,830
   F&C Asset Management P.L.C...................................................          28,896            30,227
   Fenner P.L.C.................................................................           2,053            14,315
   Fidessa Group P.L.C..........................................................             581            15,262
   Filtrona P.L.C...............................................................           2,925            17,488
   Firstgroup P.L.C.............................................................          10,256            50,170
   Fresnillo P.L.C..............................................................           1,982            54,312
   Fuller Smith & Turner P.L.C..................................................             636             7,162
   G4S P.L.C....................................................................          36,920           156,990
   Galliford Try P.L.C..........................................................           1,974            14,848
  *Gem Diamonds, Ltd............................................................           3,300            10,937
   Genus P.L.C..................................................................           1,188            19,102
   GKN P.L.C....................................................................          11,606            38,435
   GlaxoSmithKline P.L.C........................................................           2,457            54,653
   GlaxoSmithKline P.L.C. Sponsored ADR.........................................          17,326           771,700
   Go-Ahead Group P.L.C.........................................................             891            17,839
   Greene King P.L.C............................................................           7,915            61,448
   Greggs P.L.C.................................................................           2,161            17,394
   Halfords Group P.L.C.........................................................           7,375            36,975
   Halma P.L.C..................................................................           8,072            45,091
   Hargreaves Lansdown P.L.C....................................................           7,474            48,698
   Hays P.L.C...................................................................          27,061            30,486
   Headlam Group P.L.C..........................................................             999             4,259
   Helical Bar P.L.C............................................................           4,049            11,833
   Henderson Group P.L.C........................................................          12,808            22,394
  *Heritage Oil P.L.C...........................................................           3,429            10,151
   Hikma Pharmaceuticals P.L.C..................................................           4,073            46,140
   Hill & Smith Holdings P.L.C..................................................           1,217             5,691
   Hiscox, Ltd..................................................................          10,885            65,431
   Hochschild Mining P.L.C......................................................           1,326            10,337
   Home Retail Group P.L.C......................................................          15,052            25,509
   Homeserve P.L.C..............................................................           3,055            13,678
  *Howden Joinery Group P.L.C...................................................          19,467            32,992
   HSBC Holdings P.L.C..........................................................          15,716           131,309
  #HSBC Holdings P.L.C. Sponsored ADR...........................................          49,368         2,065,063
   Hunting P.L.C................................................................           2,915            37,117
   Hyder Consulting P.L.C.......................................................           2,770            16,845
   IG Group Holdings P.L.C......................................................           4,924            36,678
  *Imagination Technologies Group P.L.C.........................................           4,965            45,315
   IMI P.L.C....................................................................           7,973           107,579
   Imperial Tobacco Group P.L.C.................................................          12,894           461,763
   Inchcape P.L.C...............................................................           5,510            29,654
   Informa P.L.C................................................................          11,597            71,578
  *Inmarsat P.L.C...............................................................           2,441            15,421
  *Innovation Group P.L.C.......................................................         116,123            37,098
   Intercontinental Hotels Group P.L.C. ADR.....................................           2,475            50,589
  *International Consolidated Airlines Group SA.................................          13,498            37,763
   International Power P.L.C....................................................          29,207           154,593
   Interserve P.L.C.............................................................           2,930            13,492
   Intertek Group P.L.C.........................................................           2,201            73,360
   Invensys P.L.C...............................................................          12,141            38,766
   Investec P.L.C...............................................................          17,189           101,912
  *IP Group P.L.C...............................................................           7,800            10,627
   ITE Group P.L.C..............................................................           6,026            19,459
   ITV P.L.C....................................................................          72,400            85,665
   JD Wetherspoon P.L.C.........................................................           2,129            13,674
   John Wood Group P.L.C........................................................           4,807            49,950
   Johnson Matthey P.L.C........................................................           6,457           209,236

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Kcom Group P.L.C.............................................................          11,870   $        13,314
   Keller Group P.L.C...........................................................           3,054            17,002
   Kesa Electricals P.L.C.......................................................           6,021             6,404
   Kier Group P.L.C.............................................................             387             8,183
   Kingfisher P.L.C.............................................................          55,545           224,268
   Ladbrokes P.L.C..............................................................           4,695            10,496
   Laird P.L.C..................................................................           1,699             4,494
   Lamprell P.L.C...............................................................          11,637            54,981
   Lancashire Holdings, Ltd.....................................................           3,915            42,502
  *Lloyds Banking Group P.L.C...................................................         157,595            76,211
  *Lloyds Banking Group P.L.C. Sponsored ADR....................................          23,290            44,484
   Logica P.L.C.................................................................          33,878            40,588
   London Stock Exchange Group P.L.C............................................           1,594            21,853
  *Lonmin P.L.C.................................................................           4,653            75,942
  *Man Group P.L.C..............................................................          29,575            54,066
   Marks & Spencer Group P.L.C..................................................          14,781            76,250
   Marshalls P.L.C..............................................................           2,042             3,004
   Marston's P.L.C..............................................................          19,493            29,839
  *McBride P.L.C................................................................           7,116            13,124
   Meggitt P.L.C................................................................           8,281            47,446
   Melrose P.L.C................................................................          14,948            88,786
   Melrose Resources P.L.C......................................................           1,466             2,802
   Michael Page International P.L.C.............................................           5,738            35,240
   Micro Focus International P.L.C..............................................           3,463            23,108
   Millennium & Copthorne Hotels P.L.C..........................................           6,228            43,733
  *Misys P.L.C..................................................................          10,065            51,302
  *Mitchells & Butlers P.L.C....................................................           6,146            24,902
   Mitie Group P.L.C............................................................          16,416            65,739
   Mondi P.L.C..................................................................          15,026           119,817
   Moneysupermarket.com Group P.L.C.............................................          12,316            22,416
   Morgan Crucible Co. P.L.C....................................................           2,403            11,863
   Morgan Sindall P.L.C.........................................................           2,809            29,406
   Mothercare P.L.C.............................................................           1,256             3,909
  *Mouchel Group P.L.C..........................................................           1,281               156
   N Brown Group P.L.C..........................................................           2,218             8,049
   National Grid P.L.C..........................................................           7,017            69,873
   National Grid P.L.C. Sponsored ADR...........................................           2,035           101,526
   Next P.L.C...................................................................           2,221            91,787
  *Northgate P.L.C..............................................................           3,633            13,000
   Oxford Instruments P.L.C.....................................................             113             1,622
   Pace P.L.C...................................................................           7,703            10,363
   Pearson P.L.C................................................................             850            15,739
   Pearson P.L.C. Sponsored ADR.................................................          16,504           306,314
   Persimmon P.L.C..............................................................           8,100            67,331
   Petrofac, Ltd................................................................           2,376            54,643
   Petropavlovsk P.L.C..........................................................           2,805            33,567
   Phoenix IT Group, Ltd........................................................           1,162             3,401
   Premier Farnell P.L.C........................................................           6,585            21,459
  *Premier Foods P.L.C..........................................................          26,772             5,072
  *Premier Oil P.L.C............................................................           8,872            57,475
   Provident Financial P.L.C....................................................             623             9,426
   Prudential P.L.C.............................................................          19,157           211,895
  #Prudential P.L.C. ADR........................................................           5,232           116,098
   PV Crystalox Solar P.L.C.....................................................           4,610               353
   PZ Cussons P.L.C.............................................................           2,842            13,679
   Qinetiq P.L.C................................................................          24,395            49,753
   Randgold Resources, Ltd......................................................             729            83,007
   Reckitt Benckiser Group P.L.C................................................           3,631           193,434
  *Redrow P.L.C.................................................................           8,714            16,947
  #Reed Elsevier P.L.C. ADR.....................................................           2,200            72,886
   Regus P.L.C..................................................................           6,442             9,362

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Renishaw P.L.C...............................................................           1,838   $        40,439
  *Rentokil Initial P.L.C.......................................................          41,610            49,283
   Resolution, Ltd..............................................................          30,185           130,053
   Restaurant Group P.L.C.......................................................           5,452            25,505
   Rexam P.L.C..................................................................          30,233           178,528
   Rightmove P.L.C..............................................................           2,579            52,273
   Rio Tinto P.L.C..............................................................           1,772           106,747
  #Rio Tinto P.L.C. Sponsored ADR...............................................           9,430           570,138
  *Rolls-Royce Holdings P.L.C...................................................          33,307           386,759
   Rotork P.L.C.................................................................           1,546            46,410
  *Royal Bank of Scotland Group P.L.C...........................................          39,772            16,687
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR............................           7,500            63,150
   Royal Dutch Shell P.L.C. ADR.................................................          20,616         1,511,977
   Royal Dutch Shell P.L.C. Series B............................................           2,289            83,656
   RPC Group P.L.C..............................................................          10,354            62,192
   RPS Group P.L.C..............................................................          10,423            34,278
   RSA Insurance Group P.L.C....................................................          90,894           151,932
   Sainsbury (J.) P.L.C.........................................................          25,925           117,991
  *Salamander Energy P.L.C......................................................           3,020            10,878
   Savills P.L.C................................................................           6,177            32,734
   Schroders P.L.C..............................................................           3,075            70,326
   Schroders P.L.C. Non-Voting..................................................           1,920            36,095
   SDL P.L.C....................................................................             553             5,662
   Senior P.L.C.................................................................          17,526            49,794
   Serco Group P.L.C............................................................          12,629           101,238
   Severfield-Rowen P.L.C.......................................................           5,972            18,524
   Severn Trent P.L.C...........................................................           4,570           109,935
   Shanks Group P.L.C...........................................................           3,683             5,716
   Shire P.L.C. ADR.............................................................           1,800           179,136
   SIG P.L.C....................................................................          13,861            21,808
  #Smith & Nephew P.L.C. Sponsored ADR..........................................           2,100           102,102
   Smiths Group P.L.C...........................................................           6,982           105,819
  *Soco International P.L.C.....................................................           3,147            14,494
   Spectris P.L.C...............................................................           3,589            86,741
   Speedy Hire P.L.C............................................................          13,614             5,800
   Spirax-Sarco Engineering P.L.C...............................................           1,260            39,370
   Spirent Communications P.L.C.................................................           8,253            15,472
  *Sports Direct International P.L.C............................................           3,641            14,079
   SSE P.L.C....................................................................          10,612           204,747
   St. James's Place P.L.C......................................................           3,661            20,211
   St. Modwen Properties P.L.C..................................................           2,485             4,879
   Stagecoach Group P.L.C.......................................................           6,568            29,114
   Standard Chartered P.L.C.....................................................          27,011           652,797
   Standard Life P.L.C..........................................................          50,478           173,556
   Synergy Health P.L.C.........................................................           1,599            21,365
   TalkTalk Telecom Group P.L.C.................................................           4,267             8,281
  *Taylor Wimpey P.L.C..........................................................          22,555            15,099
  *Telecity Group P.L.C.........................................................           4,092            41,786
   Tesco P.L.C..................................................................          79,989           403,347
   Thomas Cook Group P.L.C......................................................           6,613             1,410
   Travis Perkins P.L.C.........................................................           5,893            81,623
  *Trinity Mirror P.L.C.........................................................           3,332             2,431
   TT electronics P.L.C.........................................................           2,291             6,034
   Tullett Prebon P.L.C.........................................................           1,650             7,760
   Tullow Oil P.L.C.............................................................           8,556           187,931
   UBM P.L.C....................................................................           5,598            48,538
  *UK Coal P.L.C................................................................           1,753               910
   Ultra Electronics Holdings P.L.C.............................................             409             9,888
   Unilever P.L.C...............................................................             345            11,149
   Unilever P.L.C. Sponsored ADR................................................           7,550           244,544
   Unite Group P.L.C............................................................           1,882             5,287

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   United Utilities Group P.L.C.................................................          10,597   $       100,631
   Vedanta Resources P.L.C......................................................             662            12,513
   Victrex P.L.C................................................................           1,888            38,118
   Vodafone Group P.L.C.........................................................         202,477           546,112
   Vodafone Group P.L.C. Sponsored ADR..........................................          34,256           927,995
   Weir Group P.L.C. (The)......................................................           4,099           126,638
   WH Smith P.LC................................................................           1,375            11,973
   Whitbread P.L.C..............................................................           3,311            85,912
   William Morrison Supermarkets P.L.C..........................................          42,345           191,038
  *Wincanton P.L.C..............................................................           1,461             1,913
   Wolseley P.L.C...............................................................           5,200           180,364
   WPP P.L.C....................................................................           7,802            91,851
   WPP P.L.C. Sponsored ADR.....................................................           2,474           145,026
   WS Atkins P.L.C..............................................................           2,799            30,950
   WSP Group P.L.C..............................................................           1,153             4,542
  *Xchanging P.L.C..............................................................           3,063             3,331
   Xstrata P.L.C................................................................           8,462           144,034
 #*Yell Group P.L.C.............................................................         138,291            12,564
   Yule Catto & Co. P.L.C.......................................................           1,365             4,221
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                        24,607,804
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       124,390,080
                                                                                                   ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Porsche Automobil Holding SE.................................................           2,131           131,227
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...................................................           1,817                 2
  *Elia System Operator SA NV STRIP VVPR........................................             179                24
  *Nyrstar NV STRIP VVPR........................................................           3,745                10
  *Tessenderlo Chemie NV STRIP VVPR.............................................             113                10
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                                46
                                                                                                   ---------------
CANADA -- (0.0%)
  *Compton Petroleum Corp. Warrants 08/23/14....................................               8                10
                                                                                                   ---------------
GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................          11,741             2,784
                                                                                                   ---------------
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              35                 6
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                             2,846
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@DFA Short Term Investment Fund..............................................      12,000,000        12,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by $0 FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $1,761,003) to be repurchased
      at $1,726,486.............................................................   $       1,726         1,726,474
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        13,726,474
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $139,311,791)^^........................................................                   $   138,250,627
                                                                                                   ===============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                       VALUATION INPUTS
                                                     ---------------------------------------------------
                                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                                     ---------------------------------------------------
                                                       LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                     -----------   ------------   -------   ------------
Common Stocks
   Australia......................................   $ 1,157,929   $  7,685,498      --     $  8,843,427
   Austria........................................            --        584,893      --          584,893
   Belgium........................................       400,518      1,023,680      --        1,424,198
   Canada.........................................    15,333,628          9,468      --       15,343,096
   Denmark........................................       326,792        827,981      --        1,154,773
   Finland........................................       250,130      1,652,592      --        1,902,722
   France.........................................       705,552      8,093,975      --        8,799,527
   Germany........................................     1,023,795      6,013,344      --        7,037,139
   Greece.........................................        16,420        311,879      --          328,299
   Hong Kong......................................            --      1,382,900      --        1,382,900
   Ireland........................................         7,602        323,107      --          330,709
   Israel.........................................            --        296,329      --          296,329
   Italy..........................................       181,714      2,662,058      --        2,843,772
   Japan..........................................     2,989,682     24,295,677      --       27,285,359
   Netherlands....................................       933,806      2,330,731      --        3,264,537
   New Zealand....................................        50,371        207,063      --          257,434
   Norway.........................................       134,358      1,201,882      --        1,336,240
   Portugal.......................................        11,088        418,849      --          429,937
   Singapore......................................            --        950,036      --          950,036
   Spain..........................................       915,116      2,362,668      --        3,277,784
   Sweden.........................................       188,274      4,099,860      --        4,288,134
   Switzerland....................................     1,826,895      6,594,136      --        8,421,031
   United Kingdom.................................     8,495,053     16,112,751      --       24,607,804
Preferred Stocks
   Germany........................................            --        131,227      --          131,227
Rights/Warrants
   Belgium........................................            --             46      --               46
   Canada.........................................            10             --      --               10
   Greece.........................................            --          2,784      --            2,784
   Spain..........................................             6             --      --                6
Securities Lending Collateral.....................            --     13,726,474      --       13,726,474
                                                     -----------   ------------     ---     ------------
TOTAL.............................................   $34,948,739   $103,301,888      --     $138,250,627
                                                     ===========   ============     ===     ============

               See accompanying Notes to Schedules of Investments.

                  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (4.8%)
   Alumina, Ltd.................................................................          37,687   $        51,236
   Asciano Group, Ltd...........................................................          13,444            67,053
  #Bank of Queensland, Ltd......................................................           4,366            35,103
   Bendigo Bank, Ltd............................................................          11,629           102,295
  #Boral, Ltd...................................................................          15,539            66,618
   Caltex Australia, Ltd........................................................           2,781            37,557
   Crown, Ltd...................................................................           3,864            33,187
  *Echo Entertainment Group, Ltd................................................          15,227            58,446
  #Fairfax Media, Ltd...........................................................          35,541            27,918
  #Harvey Norman Holdings, Ltd..................................................           7,208            15,758
   Incitec Pivot, Ltd...........................................................          39,877           135,824
   Lend Lease Group NL..........................................................           7,419            57,894
   Macquarie Group, Ltd.........................................................           6,266           169,512
   New Hope Corp., Ltd..........................................................           1,031             6,155
   OneSteel, Ltd................................................................          30,900            24,269
   Origin Energy, Ltd...........................................................          21,291           310,644
   OZ Minerals, Ltd.............................................................           5,584            64,639
   Primary Health Care, Ltd.....................................................           7,209            22,770
  *Qantas Airways, Ltd..........................................................          25,486            42,607
   Santos, Ltd..................................................................          19,296           275,473
   Seven Group Holdings, Ltd....................................................             585             4,874
   Sims Metal Management, Ltd...................................................           3,434            54,868
   Sonic Healthcare, Ltd........................................................           2,950            35,185
   Suncorp Group, Ltd...........................................................          25,495           227,377
   TABCorp. Holdings, Ltd.......................................................          15,227            47,041
   Tatts Group, Ltd.............................................................          19,733            53,156
   Toll Holdings, Ltd...........................................................           9,935            52,698
   Washington H. Soul Pattinson & Co.,
   Ltd..........................................................................           3,490            50,914
   Wesfarmers, Ltd..............................................................          26,986           867,559
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                         2,998,630
                                                                                                   ---------------
AUSTRIA -- (0.2%)
  #Erste Group Bank AG..........................................................           2,850            62,788
   OMV AG.......................................................................              46             1,509
  #Raiffeisen Bank International AG.............................................           1,529            52,185
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                           116,482
                                                                                                   ---------------
BELGIUM -- (0.8%)
   Ageas SA.....................................................................          42,612            88,815
   Delhaize Group SA............................................................           2,711           147,793
   KBC Groep NV.................................................................           1,083            20,647
   Solvay SA....................................................................           1,508           149,225
   UCB SA.......................................................................           2,787           113,523
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                           520,003
                                                                                                   ---------------
CANADA -- (11.3%)
   Agrium, Inc..................................................................           1,400           112,857
   Astral Media, Inc. Class A...................................................           1,300            45,702
  #Bell Aliant, Inc.............................................................             700            19,603
   Cameco Corp..................................................................           4,500           104,388
   Canadian National Resources, Ltd.............................................          12,605           499,322
  #Canadian Pacific Railway, Ltd................................................           2,060           146,914
  #Canadian Tire Corp. Class A..................................................           2,200           140,991
   Empire Co., Ltd. Class A.....................................................             600            33,809
  #Encana Corp..................................................................          14,690           281,435
  #Enerplus Corp................................................................           1,972            47,004
   Ensign Energy Services, Inc..................................................           1,403            21,828
   Fairfax Financial Holdings, Ltd..............................................             447           181,439

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   George Weston, Ltd...........................................................             700   $        45,454
  #Husky Energy, Inc............................................................           7,339           179,248
   Industrial Alliance Insurance & Financial Services, Inc......................           1,800            47,554
   Inmet Mining Corp............................................................           2,200           147,003
   Kinross Gold Corp............................................................          20,200           228,250
  #Loblaw Cos., Ltd.............................................................           1,800            65,344
  *Lundin Mining Corp...........................................................           4,970            25,130
  #Magna International, Inc.....................................................           6,640           274,288
  #Manulife Financial Corp......................................................          31,832           371,749
   Nexen, Inc...................................................................           8,469           151,778
 #*Pan American Silver Corp.....................................................           1,400            32,127
  #Pengrowth Energy Corp........................................................           4,092            41,014
  #Penn West Petroleum, Ltd.....................................................           6,458           140,727
  *Precision Drilling Corp......................................................           1,850            18,985
  #Progress Energy Resources Corp...............................................           1,712            18,132
   Progressive Waste Solutions, Ltd.............................................           1,600            36,334
 #*Quadra FNX Mining, Ltd.......................................................           1,264            18,959
  *Research In Motion, Ltd......................................................           3,900            65,032
   Sun Life Financial, Inc......................................................          14,250           285,512
   Suncor Energy, Inc...........................................................          27,900           961,071
   Talisman Energy, Inc.........................................................          12,744           152,262
  #Teck Resources, Ltd. Class B.................................................           9,689           410,867
   Telus Corp. Non-Voting.......................................................             400            21,442
  #Thomson Reuters Corp.........................................................          10,478           287,787
  #TransAlta Corp...............................................................           5,411           109,871
  #TransCanada Corp.............................................................          19,468           800,893
 #*Uranium One, Inc.............................................................           7,548            19,271
  #Viterra, Inc.................................................................          10,544           113,463
   Yamana Gold, Inc.............................................................          22,000           380,672
                                                                                                   ---------------
TOTAL CANADA....................................................................                         7,085,511
                                                                                                   ---------------
DENMARK -- (1.3%)
  *A.P. Moeller-Maersk A.S. Series A............................................               2            14,062
   A.P. Moeller-Maersk A.S. Series B............................................              30           221,236
   Carlsberg A.S. Series B......................................................           3,388           258,255
  *Danske Bank A.S..............................................................          16,130           235,104
  *H. Lundbeck A.S..............................................................           1,354            26,737
  *TDC A.S......................................................................           5,018            39,174
 #*Vestas Wind Systems A.S......................................................           1,259            14,204
                                                                                                   ---------------
TOTAL DENMARK...................................................................                           808,772
                                                                                                   ---------------
FINLAND -- (0.6%)
   Kesko Oyj Series B...........................................................             645            22,797
  *Neste Oil Oyj................................................................             374             4,204
  *Nokia Oyj....................................................................           4,757            23,892
   Stora Enso Oyj Series R......................................................          14,570           104,047
   UPM-Kymmene Oyj..............................................................          16,377           210,558
                                                                                                   ---------------
TOTAL FINLAND...................................................................                           365,498
                                                                                                   ---------------
FRANCE -- (9.7%)
 #*Air France-KLM...............................................................           4,815            30,622
  *Arkema SA....................................................................             235            19,049
   AXA SA.......................................................................             911            13,871
   AXA SA Sponsored ADR.........................................................          37,500           571,875
   BNP Paribas SA...............................................................           3,478           147,934
   Bollore SA...................................................................             132            26,791
  *Bouygues SA..................................................................           1,555            48,565
   Cap Gemini SA................................................................           2,746           100,391
   Casino Guichard Perrachon SA.................................................           1,229           109,512
   Cie de Saint-Gobain SA.......................................................           8,683           387,791

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  *Cie Generale de Geophysique - Veritas SA.....................................           1,989   $        55,671
   Cie Generale des Establissements Michelin SA Series B........................           2,350           161,243
   Ciments Francais SA..........................................................             244            18,028
   CNP Assurances SA............................................................           3,620            48,829
   Credit Agricole SA...........................................................          29,433           181,885
   Electricite de France SA.....................................................           1,442            33,298
   France Telecom SA............................................................          36,344           546,361
   GDF Suez SA..................................................................          34,130           929,175
   Groupe Eurotunnel SA.........................................................           8,591            70,916
   Lafarge SA...................................................................           4,430           181,259
   Lagardere SCA................................................................           3,281            93,489
   Natixis SA...................................................................          21,884            67,413
   Peugeot SA...................................................................           4,276            79,122
   PPR SA.......................................................................           1,260           198,963
   Renault SA...................................................................           4,615           197,423
   Rexel SA.....................................................................           2,396            47,274
   Sanofi SA....................................................................           1,614           119,666
   Sanofi SA ADR................................................................           9,889           367,179
   SCOR SE......................................................................           1,053            26,525
   Societe Generale SA..........................................................          13,106           350,362
   STMicroelectronics NV........................................................          16,130           107,651
   Thales SA....................................................................             349            11,959
   Vivendi SA...................................................................          36,665           769,208
                                                                                                   ---------------
TOTAL FRANCE....................................................................                         6,119,300
                                                                                                   ---------------
GERMANY -- (7.6%)
   Allianz SE...................................................................           3,682           405,893
   Bayerische Motoren Werke AG..................................................           4,874           418,254
  *Celesio AG...................................................................              23               444
 #*Commerzbank AG...............................................................          25,228            60,645
   Daimler AG...................................................................          14,696           815,663
   Deutsche Bank AG (5750355)...................................................           1,686            71,838
  #Deutsche Bank AG (D18190898).................................................          13,617           581,310
   Deutsche Lufthansa AG........................................................           7,439           103,293
   Deutsche Post AG.............................................................           5,443            90,763
   Deutsche Telekom AG..........................................................          65,866           742,069
   E.ON AG......................................................................          29,530           633,621
   Hannover Rueckversicherung AG................................................             276            14,704
   Heidelberger Zement AG.......................................................           2,192           108,151
   Merck KGaA...................................................................             658            68,754
   Munchener Rueckversicherungs-Gesellschaft AG.................................           2,720           354,706
  *RWE AG.......................................................................           1,961            75,308
   Salzgitter AG................................................................           1,060            63,530
  #ThyssenKrupp AG..............................................................           2,251            64,168
   Volkswagen AG................................................................             524            84,991
                                                                                                   ---------------
TOTAL GERMANY...................................................................                         4,758,105
                                                                                                   ---------------
GREECE -- (0.1%)
   Hellenic Petroleum S.A.......................................................           5,666            42,746
  *National Bank of Greece S.A..................................................           2,483             8,913
                                                                                                   ---------------
TOTAL GREECE....................................................................                            51,659
                                                                                                   ---------------
HONG KONG -- (1.0%)
   Great Eagle Holdings, Ltd....................................................           8,217            20,262
   Henderson Land Development Co., Ltd..........................................          29,826           162,218
   Hong Kong & Shanghai Hotels, Ltd.............................................          13,000            17,350
   Hopewell Holdings, Ltd.......................................................           1,500             3,925
   Hutchison Whampoa, Ltd.......................................................          23,000           218,467
   New World Development Co., Ltd...............................................          84,164            92,077
   Orient Overseas International, Ltd...........................................           6,000            31,247

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Wheelock & Co., Ltd..........................................................          27,000   $        86,149
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                           631,695
                                                                                                   ---------------
IRELAND -- (0.1%)
   CRH P.L.C....................................................................           1,944            38,628
   CRH P.L.C. Sponsored ADR.....................................................           1,763            35,137
                                                                                                   ---------------
TOTAL IRELAND...................................................................                            73,765
                                                                                                   ---------------
ISRAEL -- (0.3%)
   Bank Hapoalim B.M............................................................          12,385            43,013
   Bank Leumi Le-Israel B.M.....................................................          16,895            54,887
   Bezeq Israeli Telecommunication Corp., Ltd...................................           6,226            10,755
   Elbit Systems, Ltd...........................................................             421            17,508
   Israel Chemicals, Ltd........................................................           2,529            26,396
  *Israel Discount Bank, Ltd. Series A..........................................          13,386            19,201
  *NICE Systems, Ltd............................................................              56             2,009
  *NICE Systems, Ltd. Sponsored ADR.............................................           1,134            40,779
   Partner Communications Co., Ltd..............................................             859             7,076
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           221,624
                                                                                                   ---------------
ITALY -- (1.3%)
   Banca Monte Dei Paschi di Siena SpA..........................................          88,378            33,643
 #*Fiat SpA.....................................................................           7,160            43,092
  #Finmeccanica SpA.............................................................           3,600            16,247
   Parmalat SpA.................................................................           2,927             5,554
   Telecom Italia SpA...........................................................         234,061           238,520
  #UniCredit SpA................................................................          77,709           387,590
  #Unione di Banche Italiane ScpA...............................................          24,403           112,327
                                                                                                   ---------------
TOTAL ITALY.....................................................................                           836,973
                                                                                                   ---------------
JAPAN -- (18.9%)
   77 Bank, Ltd. (The)..........................................................           9,864            45,535
  #AEON Co., Ltd................................................................           9,400           124,138
   Alfresa Holdings Corp........................................................           1,000            43,895
   Amada Co., Ltd...............................................................          10,000            69,317
   Bank of Kyoto, Ltd. (The)....................................................           7,000            60,479
   Canon Marketing Japan, Inc...................................................           1,500            18,393
   Chugoku Bank, Ltd. (The).....................................................           3,000            41,003
   Chuo Mitsui Trust Holdings, Inc..............................................          13,000            40,782
   Citizen Holdings Co., Ltd....................................................           8,200            49,867
   Coca-Cola West Co., Ltd......................................................           1,800            31,005
   Cosmo Oil Co., Ltd...........................................................          20,636            60,159
   Dai Nippon Printing Co., Ltd.................................................          19,000           204,901
   Daicel Chemical Industries, Ltd..............................................           4,000            25,153
   Daiwa Securities Group, Inc..................................................          16,000            57,650
 #*Elpida Memory, Inc...........................................................           2,900            12,320
   Fuji Heavy Industries, Ltd...................................................           3,000            20,439
   Fuji Television Network, Inc.................................................              10            15,494
   FUJIFILM Holdings Corp.......................................................          13,400           318,392
   Fukuoka Financial Group, Inc.................................................          27,000           115,525
   Glory, Ltd...................................................................           1,800            39,187
   Gunma Bank, Ltd. (The).......................................................          11,735            64,071
   Hachijuni Bank, Ltd. (The)...................................................          11,000            64,599
   Hakuhodo DY Holdings, Inc....................................................             880            54,110
  *Hankyu Hanshin Holdings, Inc.................................................           5,000            22,455
   Hitachi Capital Corp.........................................................           1,700            25,661
   Hitachi High-Technologies Corp...............................................           1,400            30,780
   Hokuhoku Financial Group, Inc................................................          20,000            40,060
   House Foods Corp.............................................................           2,300            42,884
   Idemitsu Kosan Co., Ltd......................................................             800            86,732

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Isetan Mitsukoshi Holdings, Ltd..............................................          11,400   $       128,672
   Iyo Bank, Ltd. (The).........................................................           4,000            38,521
   J. Front Retailing Co., Ltd..................................................          15,000            74,054
   JFE Holdings, Inc............................................................           7,100           126,844
   Joyo Bank, Ltd. (The)........................................................           8,000            35,495
   JTEKT Corp...................................................................           2,800            30,034
   JX Holdings, Inc.............................................................          56,740           344,078
   Kagoshima Bank, Ltd. (The)...................................................           3,238            22,416
   Kamigumi Co., Ltd............................................................           5,000            44,105
   Kaneka Corp..................................................................           9,000            50,440
  #Kawasaki Kisen Kaisha, Ltd...................................................          14,000            26,561
   Keiyo Bank, Ltd. (The).......................................................           9,000            44,423
   Kinden Corp..................................................................           4,000            35,094
   Kirin Holdings Co., Ltd......................................................           4,000            49,219
   Kobe Steel, Ltd..............................................................          18,000            29,605
   Konica Minolta Holdings, Inc.................................................           6,500            47,409
   Kyocera Corp.................................................................           1,400           119,626
   Kyowa Hakko Kirin Co., Ltd...................................................           3,000            37,038
   Marui Group Co., Ltd.........................................................           7,158            57,631
   Maruichi Steel Tube, Ltd.....................................................             900            21,035
 #*Mazda Motor Corp.............................................................          19,000            31,512
   Medipal Holdings Corp........................................................           5,100            55,680
   Meiji Holdings Co., Ltd......................................................             800            35,038
   Mitsubishi Corp..............................................................          15,000           343,025
   Mitsubishi Gas Chemical Co., Inc.............................................          12,000            67,896
   Mitsubishi Heavy Industries, Ltd.............................................          90,000           413,120
   Mitsubishi Logistics Corp....................................................           3,000            34,661
   Mitsubishi Materials Corp....................................................          37,000           115,827
   Mitsubishi UFJ Financial Group, Inc..........................................         331,000         1,529,353
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................          74,759           343,144
   Mitsui & Co., Ltd............................................................           5,700            96,897
   Mitsui Chemicals, Inc........................................................          17,000            53,873
   Mitsui O.S.K. Lines, Ltd.....................................................           9,000            34,099
   MS&AD Insurance Group Holdings, Inc..........................................           7,019           144,267
   Nagase & Co., Ltd............................................................           3,111            36,112
  *NEC Corp.....................................................................          65,000           130,092
  *Nippon Electric Glass Co., Ltd...............................................           4,000            34,880
   Nippon Express Co., Ltd......................................................          17,000            68,225
   Nippon Meat Packers, Inc.....................................................           6,000            76,379
  #Nippon Paper Group, Inc......................................................           3,600            77,333
   Nippon Sheet Glass Co., Ltd..................................................          22,261            45,018
   Nippon Shokubai Co., Ltd.....................................................           2,000            22,600
   Nippon Steel Corp............................................................          75,000           184,407
   Nippon Television Network Corp...............................................             150            23,245
  #Nippon Yusen K.K.............................................................          26,000            66,066
   Nishi-Nippon Bank, Ltd.......................................................          18,779            55,144
   Nisshin Seifun Group, Inc....................................................           2,500            30,312
   Nisshin Steel Co., Ltd.......................................................          16,000            24,843
   Nisshinbo Holdings, Inc......................................................           3,000            30,167
   Nomura Holdings, Inc.........................................................          47,600           175,486
   Obayashi Corp................................................................          19,000            91,648
   OJI Paper Co., Ltd...........................................................          16,000            82,371
   Onward Holdings Co., Ltd.....................................................           3,000            24,353
   Panasonic Corp...............................................................          28,300           229,106
   Panasonic Corp. Sponsored ADR................................................           6,659            53,871
   Rengo Co., Ltd...............................................................           4,000            28,443
   Ricoh Co., Ltd...............................................................          23,000           194,381
   Rohm Co., Ltd................................................................           3,200           158,599
   SBI Holdings, Inc............................................................             688            52,045
   Seiko Epson Corp.............................................................           3,500            44,673
  #Sekisui House, Ltd...........................................................          20,000           188,069

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sharp Corp...................................................................          28,086   $       242,245
   Shiga Bank, Ltd..............................................................           7,108            48,123
   Shimizu Corp.................................................................          11,000            50,302
   Shinsei Bank, Ltd............................................................          22,000            24,871
   Showa Denko K.K..............................................................           8,000            17,486
  #Showa Shell Sekiyu K.K.......................................................           1,400             9,615
   SKY Perfect JSAT Holdings, Inc...............................................              46            23,807
   Sojitz Corp..................................................................          26,100            45,075
  #Sony Corp. Sponsored ADR.....................................................          22,200           404,484
   Sumitomo Corp................................................................          28,900           416,552
   Sumitomo Electric Industries, Ltd............................................          25,100           303,245
   Sumitomo Forestry Co., Ltd...................................................           2,700            24,224
   Sumitomo Mitsui Financial Group, Inc.........................................           5,000           159,901
   Suzuken Co., Ltd.............................................................             800            23,387
   Suzuki Motor Corp............................................................           3,400            77,709
   Taisei Corp..................................................................          35,297            97,792
   Takashimaya Co., Ltd.........................................................           6,000            46,741
   TDK Corp.....................................................................             800            38,208
   Teijin, Ltd..................................................................           9,000            29,240
   Tokai Rika Co., Ltd..........................................................             600            10,077
   Tokyo Broadcasting System, Inc...............................................           1,600            21,573
   Toppan Printing Co., Ltd.....................................................          16,000           128,267
   Tosoh Corp...................................................................           8,000            22,615
   Toyo Seikan Kaisha, Ltd......................................................           4,251            63,036
   Toyota Motor Corp............................................................           8,395           309,629
   Toyota Motor Corp. Sponsored ADR.............................................           3,181           233,740
  #Toyota Tsusho Corp...........................................................           4,300            81,686
   UNY Co., Ltd.................................................................           6,250            58,547
   Wacoal Corp..................................................................           2,000            26,176
   Yamaguchi Financial Group, Inc...............................................           5,852            56,153
   Yamaha Corp..................................................................           3,100            28,585
   Yamato Kogyo Co., Ltd........................................................             800            25,195
   Yokohama Rubber Co., Ltd.....................................................           5,000            30,045
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                        11,891,877
                                                                                                   ---------------
NETHERLANDS -- (2.6%)
  *Aegon NV.....................................................................          45,598           221,521
   Akzo Nobel NV................................................................           3,894           203,187
   ArcelorMittal NV.............................................................          17,931           368,358
   ArcelorMittal NV ADR.........................................................           6,200           127,224
  *ING Groep NV.................................................................          21,780           198,711
   Koninklijke DSM NV...........................................................           2,616           134,462
   Koninklijke Philips Electronics NV...........................................          18,516           375,036
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                         1,628,499
                                                                                                   ---------------
NEW ZEALAND -- (0.1%)
   Contact Energy, Ltd..........................................................           5,869            23,152
   Fletcher Building, Ltd.......................................................           4,645            24,981
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                            48,133
                                                                                                   ---------------
NORWAY -- (0.8%)
   Aker ASA Series A............................................................             235             6,618
   BW Offshore, Ltd.............................................................           7,464            11,285
  #Marine Harvest ASA...........................................................          52,362            28,462
   Norsk Hydro ASA..............................................................          26,577           140,684
   Orkla ASA....................................................................          22,047           178,868
  *Petroleum Geo-Services ASA...................................................           2,418            31,061
   Storebrand ASA...............................................................           7,005            34,685
  *Subsea 7 SA..................................................................             647            13,115

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
   NORWAY -- (Continued)
   Telenor ASA..................................................................           2,176   $        35,493
                                                                                                   ---------------
TOTAL NORWAY....................................................................                           480,271
                                                                                                   ---------------
PORTUGAL -- (0.1%)
   Banco Espirito Santo SA......................................................           4,739             7,841
  *EDP Renovaveis SA............................................................           3,349            19,294
 #*Portugal Telecom SA..........................................................           2,263            11,251
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                            38,386
                                                                                                   ---------------
SINGAPORE -- (0.8%)
   CapitaLand, Ltd..............................................................          45,500            94,868
   CapitaMalls Asia, Ltd........................................................          13,000            13,652
   Golden Agri-Resources, Ltd...................................................         137,000            79,782
  #Neptune Orient Lines, Ltd....................................................          14,000            14,438
   Singapore Airlines, Ltd......................................................          21,000           184,939
   United Industrial Corp., Ltd.................................................          31,000            67,861
   UOL Group, Ltd...............................................................           4,000            14,600
   Wheelock Properties, Ltd.....................................................          14,000            17,778
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                           487,918
                                                                                                   ---------------
SPAIN -- (1.8%)
   Acciona SA...................................................................             893            71,806
  #Banco de Sabadell SA.........................................................          41,996           155,287
   Banco Espanol de Credito SA..................................................           5,354            27,333
  #Banco Popular Espanol SA.....................................................          37,749           162,603
   Banco Santander SA (5705946).................................................          63,385           494,965
  *Banco Santander SA (B7LNLG9).................................................           1,146             8,919
   Gas Natural SDG SA...........................................................          10,045           164,617
   Repsol YPF SA Sponsored ADR..................................................           2,840            78,696
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                         1,164,226
                                                                                                   ---------------
SWEDEN -- (2.2%)
   Boliden AB...................................................................           2,996            51,391
  *Meda AB Series A.............................................................           1,254            13,268
   Nordea Bank AB...............................................................          23,259           195,246
   Skandinaviska Enskilda Banken AB Series A....................................          35,139           221,464
   SSAB AB Series A.............................................................           3,054            32,114
   SSAB AB Series B.............................................................           1,349            12,365
   Svenska Cellulosa AB Series B................................................          14,293           239,106
   Swedbank AB Series A.........................................................          15,224           219,130
   Tele2 AB Series B............................................................             213             4,073
  *Telefonaktiebolaget LM Ericsson AB Series B..................................          40,378           375,767
   TeliaSonera AB...............................................................           5,298            35,319
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                         1,399,243
                                                                                                   ---------------
SWITZERLAND -- (4.1%)
   Adecco SA....................................................................           2,447           116,519
  *Aryzta AG....................................................................             596            27,550
   Baloise Holding AG...........................................................             817            62,740
   Credit Suisse Group AG.......................................................           7,678           199,777
   Credit Suisse Group AG Sponsored ADR.........................................             600            15,624
   Holcim, Ltd..................................................................           7,487           428,492
   Lonza Group AG...............................................................             612            33,150
   Novartis AG ADR..............................................................           6,159           334,803
   Sulzer AG....................................................................             161            20,222
   Swiss Life Holding AG........................................................             855            85,006
  *Swiss Re, Ltd................................................................          11,082           603,057
  *UBS AG.......................................................................          22,670           309,291

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Zurich Financial Services AG.................................................           1,303   $       313,592
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                         2,549,823
                                                                                                   ---------------
UNITED KINGDOM -- (19.5%)
   Associated British Foods P.L.C...............................................           6,972           126,807
   Aviva P.L.C..................................................................          59,775           329,645
   Barclays P.L.C...............................................................          17,960            61,057
   Barclays P.L.C. Sponsored ADR................................................          56,729           767,543
   BP P.L.C. Sponsored ADR......................................................          44,231         2,030,645
   Carnival P.L.C. ADR..........................................................           7,600           228,304
   Eurasian Natural Resources Corp. P.L.C.......................................             460             5,019
   HSBC Holdings P.L.C..........................................................          35,020           292,595
  *International Consolidated Airlines Group SA.................................          36,571           102,314
   International Power P.L.C....................................................          46,654           246,941
   Investec P.L.C...............................................................             882             5,229
   John Wood Group P.L.C........................................................             162             1,683
   Kazakhmys P.L.C..............................................................           3,739            67,224
   Kingfisher P.L.C.............................................................          80,602           325,438
  *Lloyds Banking Group P.L.C...................................................         241,177           116,630
  *Lloyds Banking Group P.L.C. Sponsored ADR....................................          72,725           138,905
   Mondi P.L.C..................................................................           6,178            49,263
   Old Mutual P.L.C.............................................................         128,904           297,171
   Pearson P.L.C. Sponsored ADR.................................................          10,531           195,455
   Resolution, Ltd..............................................................          19,748            85,085
   Rexam P.L.C..................................................................          30,243           178,587
  *Royal Bank of Scotland Group P.L.C...........................................         390,642           163,901
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR............................           5,598            47,135
   Royal Dutch Shell P.L.C. ADR.................................................          31,799         2,332,139
   Sainsbury (J.) P.L.C.........................................................          35,798           162,926
   Vedanta Resources P.L.C......................................................             486             9,187
   Vodafone Group P.L.C.........................................................          45,645           123,112
   Vodafone Group P.L.C. Sponsored ADR..........................................          89,953         2,436,827
   William Morrison Supermarkets P.L.C..........................................          48,067           216,853
   Wolseley P.L.C...............................................................           2,441            84,667
   WPP P.L.C....................................................................          21,698           255,445
   WPP P.L.C. Sponsored ADR.....................................................              63             3,693
   Xstrata P.L.C................................................................          44,047           749,737
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                        12,237,162
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                        56,513,555
                                                                                                   ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE.................................................           3,143           193,547
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              33                 5
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@DFA Short Term Investment Fund..............................................       4,677,708         4,677,708
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by $0 FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $1,411,250) to be repurchased
      at $1,383,587.............................................................   $       1,384         1,383,578
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                         6,061,286
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $69,593,367)^^.........................................................                   $    62,768,393
                                                                                                   ===============

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note): VALUATION INPUTS

                                                            VALUATION INPUTS
                                           -------------------------------------------------
                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                           -------------------------------------------------
                                             LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                           -----------   -----------   -------   -----------
Common Stocks
   Australia............................   $    54,868   $ 2,943,762      --     $ 2,998,630
   Austria..............................            --       116,482      --         116,482
   Belgium..............................            --       520,003      --         520,003
   Canada...............................     7,085,511            --      --       7,085,511
   Denmark..............................            --       808,772      --         808,772
   Finland..............................            --       365,498      --         365,498
   France...............................       939,054     5,180,246      --       6,119,300
   Germany..............................       581,310     4,176,795      --       4,758,105
   Greece...............................            --        51,659      --          51,659
   Hong Kong............................            --       631,695      --         631,695
   Ireland..............................        35,137        38,628      --          73,765
   Israel...............................        40,779       180,845      --         221,624
   Italy................................            --       836,973      --         836,973
   Japan................................     1,035,239    10,856,638      --      11,891,877
   Netherlands..........................       127,224     1,501,275      --       1,628,499
   New Zealand..........................            --        48,133      --          48,133
   Norway...............................            --       480,271      --         480,271
   Portugal.............................            --        38,386      --          38,386
   Singapore............................            --       487,918      --         487,918
   Spain................................        78,696     1,085,530      --       1,164,226
   Sweden...............................            --     1,399,243      --       1,399,243
   Switzerland..........................       350,427     2,199,396      --       2,549,823
   United Kingdom.......................     8,180,646     4,056,516      --      12,237,162
Preferred Stocks
   Germany..............................            --       193,547      --         193,547
Rights/Warrants
   Spain................................             5            --      --               5
Securities Lending Collateral...........            --     6,061,286      --       6,061,286
                                           -----------   -----------     ---     -----------
TOTAL...................................   $18,508,896   $44,259,497      --     $62,768,393
                                           ===========   ===========     ===     ===========

               See accompanying Notes to Schedules of Investments.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (88.3%)
BRAZIL -- (8.3%)
   AES Tiete SA.................................................................           2,200   $        27,790
   All America Latina Logistica SA..............................................          56,800           326,717
   Anhanguera Educacional Participacoes SA......................................          17,437           234,529
   B2W Cia Global Do Varejo SA..................................................          12,200            72,759
   Banco Bradesco SA............................................................          23,077           342,615
   Banco do Brasil SA...........................................................          57,120           888,904
   Banco Santander Brasil SA ADR................................................          97,275           887,148
   Bematech SA..................................................................           9,300            22,728
   BM&F Bovespa SA..............................................................         231,625         1,456,936
   BR Malls Participacoes SA....................................................          40,623           443,384
   Brasil Brokers Participacoes SA..............................................          21,000            81,971
   Brasil Telecom SA............................................................          23,400           157,232
   BRF - Brasil Foods SA........................................................          52,600         1,041,644
   BRF - Brasil Foods SA ADR....................................................           6,032           120,821
   Brookfield Incorporacoes SA..................................................          50,911           178,911
   CCR SA.......................................................................          41,100           286,044
  *Centrais Eletricas Brasileiras SA............................................           3,600            36,985
   Centrais Eletricas Brasileiras SA ADR........................................           6,027            88,235
   Centrais Eletricas Brasileiras SA Sponsored ADR..............................          14,659           149,668
   CETIP SA.....................................................................          15,146           233,622
 #*Cia de Saneamento Basico do Estado de Sao Paulo ADR..........................           5,510           363,054
   Cia de Saneamento de Minas Gerais-Copasa SA..................................          12,100           267,942
   Cia Energetica de Minas Gerais SA............................................           5,162            87,097
   Cia Hering SA................................................................          16,150           388,221
   Cia Siderurgica Nacional SA Sponsored ADR....................................          53,770           552,218
   Cielo SA.....................................................................          17,929           534,114
   Cosan SA Industria e Comercio................................................          24,328           393,631
   CPFL Energia SA..............................................................          14,100           208,207
   Cremer SA....................................................................           7,500            67,394
   Cyrela Brazil Realty SA Empreendimentos e Participacoes......................          37,700           349,122
   Duratex SA...................................................................          31,127           174,412
   EcoRodovias Infraestrutura e Logistica SA....................................          15,700           110,525
  *Embraer SA...................................................................          42,200           291,284
   Embraer SA ADR...............................................................           6,250           171,375
   Energias do Brazil SA........................................................           7,400           172,379
   Equatorial Energia SA........................................................           5,100            35,903
   Estacio Participacoes SA.....................................................          11,800           134,195
   Eternit SA...................................................................          11,966            62,186
   Even Construtora e Incorporadora SA..........................................          27,900           114,973
   EZ Tec Empreendimentos e Participacoes SA....................................           9,700            98,488
  *Fertilizantes Heringer SA....................................................           6,700            43,907
  #Fibria Celulose SA Sponsored ADR.............................................          32,261           257,765
   Forjas Taurus SA.............................................................           2,402             2,612
   Gafisa SA....................................................................          24,200            66,068
   Gafisa SA ADR................................................................          31,200           169,104
  *General Shopping Brasil SA...................................................           5,100            37,742
   Gerdau SA....................................................................          51,100           403,606
   Gol Linhas Aereas Inteligentes SA ADR........................................             100               690
   Grendene SA..................................................................          16,900            82,217
   Guararapes Confeccoes SA.....................................................             900            39,555
   Helbor Empreendimentos SA....................................................           7,200            96,016
  *Hypermarcas SA...............................................................          20,135           122,386
  *IdeiasNet SA.................................................................          11,000            18,069
   Iguatemi Empresa de Shopping Centers SA......................................           3,452            73,517
   Industrias Romi SA...........................................................          16,700            62,797
   Iochpe-Maxion SA.............................................................           5,600            94,551
   Itau Unibanco Holding SA.....................................................          13,500           235,586
  *JBS SA.......................................................................          40,200           147,023

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   JHSF Participacoes SA........................................................          23,700   $        76,911
  *Kepler Weber SA..............................................................         108,600            14,296
  *Kroton Educacional SA (B23DNH7)..............................................           5,700            67,205
  *Kroton Educacional SA (B75L7J4)..............................................           2,298            26,963
   Light SA.....................................................................           7,800           122,500
   Localiza Rent a Car SA.......................................................          12,200           200,331
   Lojas Americanas SA..........................................................          11,895           103,823
   Lojas Renner SA..............................................................           8,900           300,538
   LPS Brasil Consultoria de Imoveis SA.........................................           3,800            69,945
  *Lupatech SA..................................................................           2,000             4,808
   M. Dias Branco SA............................................................           3,700            98,006
   Mahle-Metal Leve SA Industria e Comercio.....................................             300             8,371
   Marfrig Alimentos SA.........................................................          18,091            83,041
   Marisa Lojas SA..............................................................           3,600            41,209
   Metalfrio Solutions SA.......................................................           3,700            12,092
   Minerva SA...................................................................          11,500            34,687
  *MMX Mineracao e Metalicos SA.................................................          30,313           142,439
  *MPX Energia SA...............................................................           5,622           150,911
   MRV Engenharia e Participacoes SA............................................          35,702           274,835
   Multiplan Empreendimentos Imobiliarios SA....................................           6,737           154,235
   Natura Cosmeticos SA.........................................................          13,400           286,989
   Obrascon Huarte Lain Brasil SA...............................................           3,600           129,787
  *OGX Petroleo e Gas Participacoes SA..........................................              75               710
   Paranapanema SA..............................................................          28,600            55,982
   PDG Realty SA Empreendimentos e Participacoes................................         180,399           731,012
   Petroleo Brasileiro SA ADR...................................................         108,847         3,325,276
  *Plascar Participacoes Industriais SA.........................................          36,800            40,650
   Porto Seguro SA..............................................................          15,400           183,069
  *PortX Operacoes Portuarias SA................................................          24,600            26,611
   Positivo Informatica SA......................................................             500             1,666
   Raia Drogasil SA.............................................................          14,414           119,622
   Redecard SA..................................................................          30,539           550,583
  *Restoque Comercio e Confeccoes de Roupas SA..................................           6,000            98,146
   Rodobens Negocios Imobiliarios SA............................................           5,000            30,620
   Rossi Residencial SA.........................................................          30,968           167,318
   Santos Brasil Participacoes SA...............................................           6,200            95,704
   Sao Martinho SA..............................................................           5,100            58,846
   SLC Agricola SA..............................................................           8,300            76,007
  *Springs Global Participacoes SA..............................................          12,300            22,739
   Sul America SA...............................................................          27,082           272,804
   Tecnisa SA...................................................................          20,900           111,247
   Tegma Gestao Logistica SA....................................................           2,200            33,342
   Tele Norte Leste Participacoes SA............................................           2,100            23,930
   Telefonica Brasil SA.........................................................           6,929           172,908
   Tim Participacoes SA.........................................................          20,300           112,700
 #*Tim Participacoes SA ADR.....................................................           6,106           176,158
   Totvs SA.....................................................................          11,600           199,441
   Tractebel Energia SA.........................................................          11,400           197,960
   Triunfo Participacoes e Investimentos SA.....................................             600             3,008
   Ultrapar Participacoes SA....................................................          22,544           456,119
   Usinas Siderurgicas de Minas Gerais SA.......................................          29,200           283,109
   Vale SA Sponsored ADR........................................................          89,300         2,259,290
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
   Identificacao SA.............................................................          10,340           127,297
  *Vanguarda Agro SA............................................................         265,400            54,684
  *Viver Incorporadora e Construtora SA.........................................          36,653            43,844
   WEG Industrias SA............................................................           5,571            62,113
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                        26,187,011
                                                                                                   ---------------
CHILE -- (1.9%)
   AES Gener SA.................................................................         228,630           132,262
   Aguas Andinas SA Series A....................................................         268,803           159,434

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHILE -- (Continued)
   Banco de Chile SA Series F ADR...............................................           2,188   $       196,679
   Banco de Credito e Inversiones SA............................................           4,578           292,327
   Banco Santander Chile SA ADR.................................................           2,700           220,050
   Besalco SA...................................................................          51,211            81,787
   CAP SA.......................................................................           6,715           281,276
   Cencosud SA..................................................................          76,802           436,722
   Cia General de Electricidad SA...............................................          42,429           228,716
   Colbun SA....................................................................         678,571           177,731
  *Compania Sud Americana de Vapores SA.........................................       1,172,552           236,204
   Corpbanca SA.................................................................      15,043,932           222,354
   E.CL SA......................................................................          58,948           169,937
   Empresa Nacional de Electricidad SA Sponsored ADR............................           8,609           403,676
   Empresas CMPC SA.............................................................          91,042           362,446
   Empresas Copec SA............................................................          37,734           564,083
  *Empresas Hites SA............................................................          25,655            16,282
   Empresas Iansa SA............................................................         652,315            52,413
   Empresas La Polar SA.........................................................          24,533            10,899
   Enersis SA Sponsored ADR.....................................................          20,332           372,279
   ENTEL Chile SA...............................................................           9,947           181,021
   Forus SA.....................................................................          12,029            37,193
   Grupo Security SA............................................................         135,206            45,380
   Inversiones Aguas Metropolitanas SA..........................................          94,507           147,478
   Lan Airlines SA Sponsored ADR................................................           5,800           145,580
  *Madeco SA....................................................................       1,561,961            73,046
   Masisa SA....................................................................         568,238            57,679
   Multiexport Foods SA.........................................................          51,707            14,410
   Parque Arauco SA.............................................................          23,611            41,930
   PAZ Corp. SA.................................................................          23,268            10,313
   Ripley Corp. SA..............................................................          91,129            95,743
   S.A.C.I. Falabella SA........................................................          15,718           134,434
   Salfacorp SA.................................................................          28,322            74,895
  *Sigdo Koppers SA.............................................................           7,203            13,773
   Socovesa SA..................................................................         132,554            50,153
  *Sonda SA.....................................................................          48,949           133,276
                                                                                                   ---------------
TOTAL CHILE.....................................................................                         5,873,861
                                                                                                   ---------------
CHINA -- (13.4%)
 #*361 Degrees International, Ltd...............................................          96,000            38,307
  *A8 Digital Music Holdings, Ltd...............................................          22,000             2,493
  #Agile Property Holdings, Ltd.................................................         220,000           244,517
   Air China, Ltd. Series H.....................................................         152,000           120,246
   Ajisen China Holdings, Ltd...................................................          66,000            76,097
 #*Alibaba.com, Ltd.............................................................          94,500           101,586
   Aluminum Corp. of China, Ltd. ADR............................................          16,695           203,178
   AMVIG Holdings, Ltd..........................................................          98,000            46,489
   Angang Steel Co., Ltd. Series H..............................................         160,000           114,624
   Anhui Conch Cement Co., Ltd. Series H........................................          61,000           205,514
   Anhui Expressway Co., Ltd. Series H..........................................          66,000            39,723
   Anhui Tianda Oil Pipe Co., Ltd. Series H.....................................          68,000            13,125
   Anta Sports Products, Ltd....................................................          58,000            58,170
   Anton Oilfield Services Group................................................         166,000            23,091
   Asia Cement China Holdings Corp..............................................         122,000            58,975
  *Asia Energy Logistics Group, Ltd.............................................       1,900,000            27,696
   Asian Citrus Holdings, Ltd...................................................         102,000            55,427
  *AVIC International Holding HK, Ltd...........................................         642,000            20,664
   Bank of China, Ltd. Series H.................................................       4,646,356         1,979,719
   Bank of Communications Co., Ltd. Series H....................................         485,580           388,195
   Baoye Group Co., Ltd. Series H...............................................          12,000             5,512
  *BaWang International Group Holding, Ltd......................................          70,000             8,488
   BBMG Corp. Series H..........................................................         130,141            98,081
   Beijing Capital International Airport Co., Ltd. Series H.....................         292,000           151,008

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Beijing Capital Land, Ltd. Series H..........................................         176,000   $        39,695
 #*Beijing Enterprises Water Group, Ltd.........................................         406,000           111,491
   Beijing Jingkelong Co., Ltd. Series H........................................          46,000            38,801
   Beijing North Star Co., Ltd. Series H........................................         110,000            18,844
  *Beijing Properties Holdings, Ltd.............................................         276,000            15,102
   Belle International Holdings, Ltd............................................         206,000           334,045
   Bosideng International Holdings, Ltd.........................................         214,000            60,654
 #*Brilliance China Automotive Holdings, Ltd....................................         150,000           160,340
 #*BYD Co., Ltd. Series H.......................................................          26,000            81,128
  *BYD Electronic International Co., Ltd........................................         122,500            41,389
   C C Land Holdings, Ltd.......................................................         253,000            55,032
   C.P. Pokphand Co., Ltd.......................................................         452,000            56,508
   Central China Real Estate, Ltd...............................................          86,194            18,843
   Centron Telecom International Holdings, Ltd..................................          71,000            10,968
   Chaoda Modern Agriculture Holdings, Ltd......................................         600,243            85,138
   China Aerospace International Holdings, Ltd..................................         432,000            33,384
   China Agri-Industries Holdings, Ltd..........................................         215,000           174,302
   China Aoyuan Property Group, Ltd.............................................         297,000            37,473
   China Automation Group, Ltd..................................................         105,000            29,891
   China BlueChemical, Ltd. Series H............................................         157,143           119,237
  #China Chengtong Development Group, Ltd.......................................          62,784             2,505
   China Citic Bank Corp., Ltd. Series H........................................         962,000           608,725
   China Coal Energy Co., Ltd. Series H.........................................         365,000           456,275
   China Communications Services Corp., Ltd. Series H...........................         350,800           156,224
   China Construction Bank Corp. Series H.......................................       4,002,990         3,189,893
   China COSCO Holdings Co., Ltd. Series H......................................         362,500           206,297
   China Dongxiang Group Co., Ltd...............................................         438,000            72,820
 #*China Eastern Airlines Corp., Ltd. Series H..................................         148,000            52,725
  *China Energine International Holdings, Ltd...................................         270,000            10,087
  #China Everbright International, Ltd..........................................         297,000           127,306
   China Everbright, Ltd........................................................         114,000           186,449
   China Gas Holdings, Ltd......................................................         438,000           203,735
  *China Glass Holdings, Ltd....................................................         106,000            18,405
  *China Grand Forestry Green Resources Group, Ltd..............................          54,000             5,007
   China Green Holdings, Ltd....................................................         144,000            40,877
   China Haidian Holdings, Ltd..................................................         258,000            27,928
  #China High Precision Automation Group, Ltd...................................          73,000            25,274
   China High Speed Transmission Equipment Group Co., Ltd.......................         259,993           137,005
  #China Huiyuan Juice Group, Ltd...............................................         123,500            43,901
   China Life Insurance Co., Ltd................................................          22,000            64,577
  #China Life Insurance Co., Ltd. ADR...........................................          15,015           659,759
   China Longyuan Power Group Corp. Series H....................................         181,000           136,549
 #*China Lumena New Materials Corp..............................................         330,000            64,888
   China Mengniu Dairy Co., Ltd.................................................          82,000           217,815
   China Merchants Bank Co., Ltd. Series H......................................         185,195           406,403
  #China Merchants Holdings International Co., Ltd..............................          99,216           328,868
  #China Metal Recycling Holdings, Ltd..........................................          56,781            67,308
  *China Mining Resources Group, Ltd............................................       1,034,000            15,066
  #China Minsheng Banking Corp., Ltd. Series H..................................         412,000           381,854
   China Mobile, Ltd. Sponsored ADR.............................................          53,485         2,732,014
  #China Molybdenum Co., Ltd. Series H..........................................         186,000            91,736
  #China National Building Material Co., Ltd. Series H..........................         298,000           358,335
  #China National Materials Co., Ltd. Series H..................................         220,000            91,980
  *China Nickel Resources Holding Co., Ltd......................................          40,000             3,403
  *China Oil & Gas Group, Ltd...................................................         580,000            47,761
   China Oilfield Services, Ltd. Series H.......................................         102,000           165,230
   China Pacific Insurance Group Co., Ltd. Series H.............................         134,400           447,212
  #China Power International Development, Ltd...................................         218,000            55,397
 #*China Power New Energy Development Co., Ltd..................................         820,000            38,506
  *China Precious Metal Resources Holdings Co., Ltd.............................         320,000            58,592
  *China Properties Group, Ltd..................................................         128,000            38,589

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *China Qinfa Group, Ltd.......................................................         144,000   $        31,301
   China Railway Construction Corp., Ltd. Series H..............................         219,000           142,006
   China Railway Group, Ltd. Series H...........................................         222,000            79,459
  *China Rare Earth Holdings, Ltd...............................................         190,000            41,558
   China Resources Cement Holdings, Ltd.........................................         174,000           125,276
  *China Resources Gas Group, Ltd...............................................          56,000            80,648
   China Resources Land, Ltd....................................................         182,000           322,069
   China Resources Power Holdings Co., Ltd......................................          92,000           179,797
   China Shanshui Cement Group, Ltd.............................................         225,790           165,958
   China Shenhua Energy Co., Ltd. Series H......................................         112,884           495,762
  *China Shipping Container Lines Co., Ltd. Series H............................         536,000           119,294
   China Shipping Development Co., Ltd. Series H................................         171,654           118,731
 #*China Singyes Solar Technologies Holdings, Ltd...............................          50,000            23,507
  #China South City Holdings, Ltd...............................................         276,000            38,410
  *China Southern Airlines Co., Ltd. ADR........................................           3,777            97,258
   China Starch Holdings, Ltd...................................................         395,000            12,960
  #China State Construction International Holdings, Ltd.........................         127,919           101,279
   China Sunshine Paper Holdings Co., Ltd.......................................          11,500             1,049
  *China Taiping Insurance Holdings Co., Ltd....................................          85,200           158,177
   China Telecom Corp., Ltd. ADR................................................           5,345           299,801
   China Telecom Corp., Ltd. Series H...........................................          82,000            46,004
   China Travel International Investment Hong Kong, Ltd.........................         491,492            92,365
   China Unicom Hong Kong, Ltd..................................................          64,000           117,794
   China Unicom Hong Kong, Ltd. ADR.............................................          32,855           606,832
 #*China Vanadium Titano - Magnetite Mining Co., Ltd............................         140,000            28,811
   China Water Affairs Group, Ltd...............................................         140,000            42,893
   China Wireless Technologies, Ltd.............................................         216,000            38,366
  #China Yurun Food Group, Ltd..................................................         174,000           287,284
  #China Zhongwang Holdings, Ltd................................................         341,518           136,862
  *Chinasoft International, Ltd.................................................         130,000            37,968
  *Chongqing Iron & Steel Co., Ltd. Series H....................................         190,000            29,619
   Chongqing Machinery & Electric Co., Ltd. Series H............................         200,000            40,178
  #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....................          32,000             9,593
  *Citic 21CN Co., Ltd..........................................................         240,000            13,282
   Citic Pacific, Ltd...........................................................         170,433           326,008
 #*Citic Resources Holdings, Ltd................................................         428,000            62,819
  *CNNC International, Ltd......................................................          17,000             5,337
   CNOOC, Ltd...................................................................         124,000           251,662
  #CNOOC, Ltd. ADR..............................................................           6,690         1,360,746
   Comba Telecom Systems Holdings, Ltd..........................................          74,345            51,939
 #*Comtec Solar Systems Group, Ltd..............................................         104,000            18,992
   COSCO International Holdings, Ltd............................................         150,000            63,560
   COSCO Pacific, Ltd...........................................................         251,813           350,709
  *Coslight Technology International Group, Ltd.................................           4,000               999
  #Country Garden Holdings Co., Ltd.............................................         306,000           132,126
   CPMC Holdings, Ltd...........................................................          30,000            14,092
   CSR Corp., Ltd. Series H.....................................................          85,676            56,466
   DaChan Food Asia, Ltd........................................................          57,000             9,841
   Dalian Port (PDA) Co., Ltd. Series H.........................................         140,000            32,834
   Daphne International Holdings, Ltd...........................................          80,000           103,149
   Datang International Power Generation Co., Ltd. Series H.....................         166,000            55,163
   Digital China Holdings, Ltd..................................................          79,000           130,214
   Dongfang Electric Co., Ltd. Series H.........................................          15,000            44,284
  #Dongyue Group Co., Ltd.......................................................          85,000            70,759
   Embry Holdings, Ltd..........................................................          14,000             7,582
   ENN Energy Holdings, Ltd.....................................................          84,000           255,195
  #Evergrande Real Estate Group, Ltd............................................         532,000           252,074
   Fantasia Holdings Group Co., Ltd.............................................         136,500            14,245
   First Tractor Co., Ltd. Series H.............................................          62,000            63,693
   Fosun International, Ltd.....................................................         214,000           131,091
   Franshion Properties China, Ltd..............................................         569,120           138,485

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #Fufeng Group, Ltd............................................................         153,000   $        76,856
  #GCL-Poly Energy Holdings, Ltd................................................         741,000           254,280
   Geely Automobile Holdings, Ltd...............................................         615,000           182,326
   Global Bio-Chem Technology Group Co., Ltd....................................         394,800            88,372
  *Global Sweeteners Holdings, Ltd..............................................         144,000            16,697
  *Glorious Property Holdings, Ltd..............................................         407,000            64,995
   Golden Eagle Retail Group, Ltd...............................................          45,000           103,402
   Goldlion Holdings, Ltd.......................................................          61,152            23,466
  #GOME Electrical Appliances Holding, Ltd......................................       1,389,940           331,375
  #Good Friend International Holdings, Inc......................................          22,000            10,770
  *Goodtop Tin International Holdings, Ltd......................................         230,000            24,592
   Great Wall Motor Co., Ltd. Series H..........................................          69,000           117,949
   Great Wall Technology Co., Ltd. Series H.....................................          83,300            18,763
   Greentown China Holdings, Ltd................................................         134,000            59,982
   Guangdong Investment, Ltd....................................................         222,000           128,491
   Guangshen Railway Co., Ltd. Sponsored ADR....................................           3,802            69,425
   Guangzhou Automobile Group Co., Ltd. Series H................................         189,740           205,807
   Guangzhou Investment Co., Ltd................................................         794,400           135,990
  #Guangzhou R&F Properties Co., Ltd. Series H..................................         145,600           142,408
   Guangzhou Shipyard International Co., Ltd. Series H..........................          41,600            36,494
  *Haier Electronics Group Co., Ltd.............................................          59,000            60,668
   Hainan Meilan International Airport Co., Ltd. Series H.......................          26,000            19,409
   Haitian International Holdings, Ltd..........................................          75,000            78,334
  *Heng Tai Consumables Group, Ltd..............................................         867,828            38,594
   Hengan International Group Co., Ltd..........................................          32,500           290,415
  #Hengdeli Holdings, Ltd.......................................................         212,000            81,164
 #*Hi Sun Technology (China), Ltd...............................................         273,000            73,402
  #Hidili Industry International Development, Ltd...............................         219,000            81,677
  *Hisense Kelon Electrical Holdings Co., Ltd. Series H.........................          72,000            14,092
   HKC Holdings, Ltd............................................................         532,098            18,836
  *Honghua Group, Ltd...........................................................         256,000            27,360
  #Hopewell Highway Infrastructure, Ltd.........................................         135,972            74,504
  #Hopson Development Holdings, Ltd.............................................         121,000            74,052
  *Huadian Power International Corp. Series H...................................         198,000            45,640
   Huaneng Power International, Inc. ADR........................................           4,458           107,259
 #*Hunan Nonferrous Metal Corp., Ltd. Series H..................................         310,000            91,012
   Huscoke Resources Holdings, Ltd..............................................         564,000            10,245
   Industrial & Commercial Bank of China, Ltd. Series H.........................       2,908,017         2,034,697
  *Interchina Holdings Co., Ltd.................................................         410,000            26,140
   International Mining Machinery Holdings, Ltd.................................          85,000            93,041
  #Intime Department Store Group Co., Ltd.......................................         109,500           132,778
   Jiangsu Express Co., Ltd. Series H...........................................         108,000           107,418
   Jiangxi Copper Co., Ltd. Series H............................................          92,000           233,390
  #Jingwei Textile Machinery Co., Ltd. Series H.................................          50,000            24,268
   Ju Teng International Holdings, Ltd..........................................         250,000            32,552
  *Kai Yuan Holdings, Ltd.......................................................       1,320,000            31,656
  *Kaisa Group Holdings, Ltd....................................................         157,000            31,762
   Kingboard Chemical Holdings, Ltd.............................................          93,000           319,590
   Kingboard Laminates Holdings, Ltd............................................         149,973            79,816
  #Kingdee International Software Group Co., Ltd................................         258,000            77,088
   Kingsoft Corp., Ltd..........................................................         133,000            54,281
   KWG Property Holding, Ltd....................................................         227,830            94,199
   Lai Fung Holdings, Ltd.......................................................         550,000            13,461
   Le Saunda Holdings, Ltd......................................................          84,000            29,828
   Lee & Man Paper Manufacturing, Ltd...........................................         314,000           128,124
   Lenovo Group, Ltd............................................................         286,000           227,672
  #Li Ning Co., Ltd.............................................................         119,500           123,419
   Lianhua Supermarket Holdings Co., Ltd. Series H..............................          49,200            63,569
   Lingbao Gold Co., Ltd. Series H..............................................          72,000            31,777
   Little Sheep Group, Ltd......................................................          61,000            51,126
   LK Technology Holdings, Ltd..................................................          17,500             4,765

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #Longfor Properties Co., Ltd..................................................         114,500   $       150,374
  #Lonking Holdings, Ltd........................................................         293,000           118,400
   Loudong General Nice Resources China Holdings, Ltd...........................         333,000            26,192
  #Maanshan Iron & Steel Co., Ltd. Series H.....................................         292,000           100,719
  *Maoye International Holdings, Ltd............................................         202,000            48,892
  *Media China Corp., Ltd.......................................................          60,000               632
  #Metallurgical Corp of China, Ltd. Series H...................................         279,000            65,005
   Min Xin Holdings, Ltd........................................................          44,000            23,253
 #*Mingfa Group International Co., Ltd..........................................         170,000            53,909
   Minmetals Land, Ltd..........................................................         347,644            38,484
 #*Minmetals Resources, Ltd.....................................................         236,000           110,680
   Minth Group, Ltd.............................................................          92,000            99,138
  *Nan Hai Corp, Ltd............................................................       6,200,000            27,160
   NetDragon Websoft, Inc.......................................................          25,000            14,540
   New World China Land, Ltd....................................................         499,189           120,867
   New World Department Store China, Ltd........................................         101,000            61,289
  *Oriental Ginza Holdings, Ltd.................................................          57,000             2,726
   Parkson Retail Group, Ltd....................................................          96,000           114,142
   PCD Stores Group, Ltd........................................................         462,000            70,162
 #*Peak Sport Products Co., Ltd.................................................         199,000            43,564
  *PetroAsian Energy Holdings, Ltd..............................................         568,000            14,325
  #Phoenix Satellite Television Holdings, Ltd...................................          52,000            16,738
   PICC Property & Casualty Co., Ltd. Series H..................................         118,000           155,276
   Ping An Insurance Group Co. of China, Ltd. Series H..........................          57,500           453,990
  #Poly Hong Kong Investment, Ltd...............................................         372,111           185,306
   Ports Design, Ltd............................................................          48,500            79,383
  *Pou Sheng International Holdings, Ltd........................................         364,687            45,617
   Powerlong Real Estate Holdings, Ltd..........................................          71,000             9,433
   Prosperity International Holdings HK, Ltd....................................         280,000            15,865
   Qin Jia Yuan Media Services Co., Ltd.........................................         258,000             5,711
   Qingling Motors Co., Ltd. Series H...........................................          34,000             9,423
   Qunxing Paper Holdings Co., Ltd..............................................         124,416            32,946
  #Real Nutriceutical Group, Ltd................................................         141,000            48,707
   Regent Manner International, Ltd.............................................         151,000            36,390
   Renhe Commercial Holdings Co., Ltd...........................................       1,554,570           184,204
  *Richly Field China Development, Ltd..........................................         150,000             2,625
   Road King Infrastructure, Ltd................................................          32,000            18,680
   Samson Holding, Ltd..........................................................         239,000            27,696
  *Sany Heavy Equipment International Holdings Co., Ltd.........................          28,000            24,574
  *Semiconductor Manufacturing International Corp...............................       1,508,000            79,476
  *Semiconductor Manufacturing International Corp. ADR..........................           5,657            14,595
   Shandong Chenming Paper Holdings, Ltd. Series H..............................          48,500            23,535
   Shandong Molong Petroleum Machinery Co., Ltd. Series H.......................          23,200            13,845
   Shanghai Electric Group Co., Ltd. Series H...................................         188,000            86,560
  *Shanghai Industrial Urban Development Group, Ltd.............................         154,000            32,404
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.............         332,000            45,330
   Shanghai Prime Machinery Co., Ltd. Series H..................................         118,000            19,755
   Shengli Oil & Gas Pipe Holdings, Ltd.........................................         144,000            14,828
   Shenguan Holdings Group, Ltd.................................................         120,000            68,142
   Shenji Group Kunming Machine Tool Co., Ltd...................................           6,000             1,940
   Shenzhen Expressway Co., Ltd. Series H.......................................          90,000            37,463
   Shenzhen International Holdings, Ltd.........................................       1,530,000           104,470
   Shenzhen Investment, Ltd.....................................................         370,000            77,248
   Shenzhou International Group, Ltd............................................          41,000            58,736
  #Shimao Property Holdings, Ltd................................................         255,356           261,340
   Shougang Concord International Enterprises Co., Ltd..........................       1,080,000            75,100
   Shougang Fushan Resources Group, Ltd.........................................         460,000           184,691
   Shui On Land, Ltd............................................................         528,572           184,409
   Sichuan Expressway Co., Ltd. Series H........................................         110,000            47,044
   Silver Grant International Industries, Ltd...................................         214,000            47,948
  #SIM Technology Group, Ltd....................................................         140,000            10,987

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *Sino Oil & Gas Holdings, Ltd.................................................       1,720,000   $        59,777
  *Sino Prosper State Gold Resources Holdings, Ltd..............................       1,340,000            14,971
  *Sino Union Energy Investment Group, Ltd......................................         780,000            49,210
   Sinofert Holdings, Ltd.......................................................         328,000            94,383
  *Sinolink Worldwide Holdings, Ltd.............................................         362,000            29,397
   SinoMedia Holding, Ltd.......................................................          54,644            17,654
   Sino-Ocean Land Holdings, Ltd................................................         530,775           273,006
   Sinopharm Group Co., Ltd. Series H...........................................          57,200           135,768
   Sinotrans Shipping, Ltd......................................................         276,173            71,091
   Sinotrans, Ltd. Series H.....................................................         250,000            51,606
   Sinotruk Hong Kong, Ltd......................................................         135,000            76,169
   Skyworth Digital Holdings, Ltd...............................................         310,193           133,450
   Soho China, Ltd..............................................................         276,412           181,297
  #Solargiga Energy Holdings, Ltd...............................................         106,000            11,863
   Sparkle Roll Group, Ltd......................................................         176,000            19,950
   SPG Land Holdings, Ltd.......................................................          53,000             9,694
   SRE Group, Ltd...............................................................         776,000            37,475
   Sunny Optical Technology Group Co., Ltd......................................          62,000            14,684
   TCC International Holdings, Ltd..............................................         153,795            55,608
   TCL Communication Technology Holdings, Ltd...................................          70,000            32,144
  *TCL Multimedia Technology Holdings, Ltd......................................         108,000            39,650
   Tencent Holdings, Ltd........................................................          36,700           896,148
   Texhong Textile Group, Ltd...................................................          50,000            11,970
   Tian An China Investments Co., Ltd...........................................          62,000            31,606
   Tiangong International Co., Ltd..............................................         232,000            46,841
 #*Tianjin Development Holdings, Ltd............................................         104,000            56,791
   Tianjin Port Development Holdings, Ltd.......................................         342,000            47,928
   Tianneng Power International, Ltd............................................         114,000            50,204
   Tingyi (Cayman Islands) Holding Corp.........................................          86,000           251,989
   Tomson Group, Ltd............................................................          66,969            17,776
   Towngas China Co., Ltd.......................................................          75,000            43,306
   TPV Technology, Ltd..........................................................         195,412            49,813
   Travelsky Technology, Ltd. Series H..........................................          79,500            43,935
   Truly International Holdings, Ltd............................................         267,140            45,738
   Uni-President China Holdings, Ltd............................................         119,639            70,191
  *United Energy Group, Ltd.....................................................         340,000            63,152
   Vinda International Holdings, Ltd............................................          37,000            44,982
 #*VODone, Ltd..................................................................         454,000            65,440
   Want Want China Holdings, Ltd................................................         264,000           245,276
   Wasion Group Holdings, Ltd...................................................         114,000            45,814
   Weichai Power Co., Ltd. Series H.............................................          18,400            98,661
   Weiqiao Textile Co., Ltd. Series H...........................................          64,500            33,228
   Welling Holding, Ltd.........................................................         152,800            23,406
 #*West China Cement, Ltd.......................................................         408,000            67,795
   Wumart Stores, Inc. Series H.................................................          24,000            49,373
   Xiamen International Port Co., Ltd. Series H.................................         194,000            29,499
  #Xingda International Holdings, Ltd...........................................         150,000            59,181
   Xinhua Winshare Publishing & Media Co., Ltd. Series H........................          26,897            12,101
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H....................          55,600            31,855
   Xinjiang Xinxin Mining Industry Co., Ltd. Series H...........................         159,000            49,751
  *Xiwang Sugar Holdings Co., Ltd...............................................         114,296            16,789
 #*XTEP International Holdings, Ltd.............................................         137,500            45,017
   Yanzhou Coal Mining Co., Ltd. Sponsored ADR..................................          10,200           242,658
   Yingde Gases Group Co., Ltd..................................................          80,000            92,004
   Yip's Chemical Holdings, Ltd.................................................          54,000            40,718
   Yuexiu Transport Infrastructure, Ltd.........................................          78,752            34,140
   Zhaojin Mining Industry Co., Ltd. Series H...................................          58,000           103,801
   Zhejiang Expressway Co., Ltd. Series H.......................................         128,000            89,684
  *Zhong An Real Estate, Ltd....................................................         151,000            21,842
  #Zhongsheng Group Holdings, Ltd...............................................          33,000            66,069
   Zhuzhou CSR Times Electric Co., Ltd. Series H................................          37,750            83,366

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #Zijin Mining Group Co., Ltd. Series H........................................         334,000   $       146,243
  #ZTE Corp. Series H...........................................................          35,600            96,465
                                                                                                   ---------------
TOTAL CHINA.....................................................................                        42,356,461
                                                                                                   ---------------
COLOMBIA -- (0.2%)
  #Bancolombia SA Sponsored ADR.................................................           3,886           240,971
   Ecopetrol SA Sponsored ADR...................................................          10,212           521,527
                                                                                                   ---------------
TOTAL COLOMBIA..................................................................                           762,498
                                                                                                   ---------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S......................................................................          10,822           437,831
   Komercni Banka A.S...........................................................           1,447           277,259
   Pegas Nonwovens SA...........................................................           1,253            28,975
   Telefonica Czech Republic A.S................................................          12,731           253,867
                                                                                                   ---------------
TOTAL CZECH REPUBLIC............................................................                           997,932
                                                                                                   ---------------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.....................          21,215            83,250
  *Egyptian Financial Group-Hermes Holding GDR..................................           1,286             4,631
   Orascom Construction Industries GDR..........................................           3,827           158,823
  *Orascom Telecom Holding S.A.E. GDR...........................................          27,246            83,471
  *Orascom Telecom Media & Technology Holding S.A.E. GDR........................          27,246            24,794
                                                                                                   ---------------
TOTAL EGYPT.....................................................................                           354,969
                                                                                                   ---------------
HUNGARY -- (0.3%)
  *Danubius Hotel & Spa P.L.C...................................................           1,913            25,528
   EMASZ NYRT...................................................................             285            18,895
  *FHB Mortgage Bank NYRT.......................................................           7,751            17,638
   Magyar Telekom Telecommunications P.L.C......................................          49,227           117,180
  *MOL Hungarian Oil & Gas P.L.C................................................           2,449           205,167
   OTP Bank P.L.C...............................................................          26,947           483,399
  *PannErgy P.L.C...............................................................           2,746             8,420
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                           876,227
                                                                                                   ---------------
INDIA -- (6.4%)
  *3M India, Ltd................................................................             150            10,897
   Aban Offshore, Ltd...........................................................           1,084             9,747
   ABG Shipyard, Ltd............................................................           1,954            15,256
   ACC, Ltd.....................................................................           5,158           123,985
   Adani Enterprises, Ltd.......................................................           8,869            74,698
  *Adani Power, Ltd.............................................................          59,734            96,830
   Adhunik Metaliks, Ltd........................................................           9,397             9,347
   Aditya Birla Nuvo, Ltd.......................................................           7,017           115,498
   AIA Engineering, Ltd.........................................................           8,374            49,260
   Ajmera Realty & Infra India, Ltd.............................................             865             2,131
   Akzo Nobel India, Ltd........................................................           1,850            29,983
   Amara Raja Batteries, Ltd....................................................           2,460            10,728
   Ambuja Cements, Ltd..........................................................          54,114           175,582
   Amtek Auto, Ltd..............................................................          19,266            42,320
   Ansal Properties & Infrastructure, Ltd.......................................           1,164               785
  *Arvind, Ltd..................................................................          28,011            54,585
   Asea Brown Boveri India, Ltd.................................................           2,431            39,890
  *Ashok Leyland, Ltd...........................................................         198,431           109,787
   Asian Hotels East, Ltd.......................................................           2,150            13,013
   Asian Hotels West, Ltd.......................................................           2,150             5,938
   Asian Hotels, Ltd............................................................             263               930
   Asian Paints, Ltd............................................................           1,523            91,988
   Axis Bank, Ltd...............................................................          22,192           480,967
   Bajaj Auto, Ltd..............................................................           5,398           174,568
   Bajaj Electricals, Ltd.......................................................           7,154            25,275

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Bajaj Finance, Ltd...........................................................             432   $         6,556
   Bajaj Finserv, Ltd...........................................................           6,165            55,991
   Bajaj Holdings & Investment, Ltd.............................................           6,130            83,382
   Ballarpur Industries, Ltd....................................................          52,687            24,667
   Balrampur Chini Mills, Ltd...................................................          20,941            20,543
   Bank of Baroda...............................................................           7,107           107,984
   Bank of India................................................................           7,760            53,927
   Bannari Amman Sugars, Ltd....................................................             894            10,996
   BASF India, Ltd..............................................................           2,566            26,144
   Berger Paints India, Ltd.....................................................          24,846            48,915
  *BGR Energy Systems, Ltd......................................................           7,400            34,525
  *Bharat Forge, Ltd............................................................           8,462            49,938
   Bharat Petroleum Corp., Ltd..................................................           4,872            56,289
   Bharti Airtel, Ltd...........................................................          29,219           215,267
   Bhushan Steel, Ltd...........................................................          10,614            75,811
   Birla Corp., Ltd.............................................................           7,647            41,510
   Blue Dart Express, Ltd.......................................................             149             5,018
   Blue Star, Ltd...............................................................           2,815             9,722
   Bombay Rayon Fashions, Ltd...................................................           3,438            18,183
   Bosch, Ltd...................................................................             624            91,833
   Britannia Industries, Ltd....................................................           8,150            74,557
  *Cairn India, Ltd.............................................................          48,030           329,346
   Canara Bank..................................................................          12,471           118,511
   Carborundum Universal, Ltd...................................................          37,304           112,586
   Central Bank of India........................................................          39,375            67,422
   Century Plyboards India, Ltd.................................................           6,270             6,739
   CESC, Ltd....................................................................           9,148            46,452
   Chettinad Cement Corp., Ltd..................................................             800             8,899
   Clariant Chemicals (India), Ltd..............................................           1,782            22,233
   CMC, Ltd.....................................................................             814            14,837
   Colgate-Palmolive (India), Ltd...............................................           4,873            98,348
   Container Corp. of India.....................................................           5,557           109,851
   Core Education & Technologies, Ltd...........................................           2,929            15,274
  *Coromandel International, Ltd................................................           8,349            44,853
   Corporation Bank.............................................................           6,782            56,680
  *Crisil, Ltd..................................................................           4,345            78,999
   Crompton Greaves, Ltd........................................................          14,834            39,867
   Dabur India, Ltd.............................................................          22,724            43,167
   Dalmia Bharat Enterprises, Ltd...............................................          25,540            66,611
   Dalmia Cement (Bharat), Ltd..................................................          25,539             7,405
   DCM Shriram Consolidated, Ltd................................................          36,958            31,762
  *Dish TV (India), Ltd.........................................................          23,545            29,730
   DLF, Ltd.....................................................................          40,108           174,454
  *Dredging Corp. of India, Ltd.................................................           1,644             9,795
   E.I.D. - Parry (India), Ltd..................................................          14,037            58,673
   eClerx Services, Ltd.........................................................           1,419            20,608
   Edelweiss Financial Services, Ltd............................................          62,230            41,667
   Educomp Solutions, Ltd.......................................................           5,477            23,824
   Eicher Motors, Ltd...........................................................           2,502            84,765
   EIH, Ltd.....................................................................          28,592            50,966
   Electrosteel Casings, Ltd....................................................          17,278             6,771
   Emami, Ltd...................................................................           4,388            31,320
  *Engineers India, Ltd.........................................................           4,897            22,826
  *Essar Oil, Ltd...............................................................          58,634            72,602
  *Essar Ports, Ltd.............................................................          20,068            24,405
  *Essar Shipping, Ltd..........................................................          10,034             6,179
   Everest Kanto Cylinder, Ltd..................................................           9,453             6,985
   Exide Industries, Ltd........................................................          20,975            56,074
   FAG Bearings (India), Ltd....................................................           4,063            98,118
  *Federal Bank, Ltd............................................................          17,172           138,422
  *Federal-Mogul Goetze (India), Ltd............................................           2,252            11,012

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Financial Technologies (India), Ltd..........................................           3,881   $        56,567
   Finolex Cables, Ltd..........................................................          15,119            10,148
   Finolex Industries, Ltd......................................................           5,539             5,951
   GAIL India, Ltd..............................................................          26,207           197,283
  *Gammon Infrastructure Projects, Ltd..........................................          54,930            15,225
   Gateway Distriparks, Ltd.....................................................           1,573             4,103
  *Gillette India, Ltd..........................................................           1,390            53,302
   Gitanjali Gems, Ltd..........................................................          11,316            70,906
  *GlaxoSmithKline Consumer Healthcare, Ltd.....................................           1,701            88,465
  *GMR Infrastructure, Ltd......................................................          70,439            41,587
   Godrej Consumer Products, Ltd................................................           8,841            79,517
  *Godrej Properties, Ltd.......................................................             278             3,675
   Gokul Refoils & Solvent, Ltd.................................................          22,807            36,529
   Grasim Industries, Ltd.......................................................           3,807           202,090
   Great Eastern Shipping Co., Ltd..............................................           9,960            46,715
   Greaves Cotton, Ltd..........................................................          20,113            34,209
   Gruh Finance, Ltd............................................................           2,190            26,389
   Gujarat Alkalies & Chemicals, Ltd............................................             535             1,466
   Gujarat Ambuja Exports, Ltd..................................................          34,412            15,644
   Gujarat Fluorochemicals, Ltd.................................................           3,560            34,976
   Gujarat Gas Co., Ltd.........................................................           5,581            43,899
   Gujarat Mineral Development Corp., Ltd.......................................          13,253            47,977
   Gujarat Narmada Valley Fertilizers Co., Ltd..................................          14,377            24,351
   Gujarat State Fertilizers & Chemicals, Ltd...................................           1,188             9,032
   Gujarat State Petronet, Ltd..................................................          24,099            40,562
  *GVK Power & Infrastructure, Ltd..............................................         119,621            38,532
   Havells India, Ltd...........................................................           7,189            69,667
   HCL Infosystems, Ltd.........................................................          14,770            13,901
   HCL Technologies, Ltd........................................................           6,419            56,551
   HDFC Bank, Ltd...............................................................          67,127           662,723
   HEG, Ltd.....................................................................           2,331             9,044
  *HeidelbergCement India, Ltd..................................................          23,375            15,913
   Hero Honda Motors, Ltd. Series B.............................................           3,282           123,585
  *Hexa Tradex, Ltd.............................................................           6,867             4,861
   Hexaware Technologies, Ltd...................................................          53,761            91,998
   Hikal, Ltd...................................................................           2,661            14,916
   Himadri Chemicals & Industries, Ltd..........................................          22,360            19,403
   Hindalco Industries, Ltd.....................................................         133,584           394,701
   Hindustan Construction Co., Ltd..............................................          73,046            34,764
  *Hindustan Oil Exploration Co., Ltd...........................................           6,545            15,477
   Hindustan Petroleum Corp, Ltd................................................           9,124            54,344
   Hindustan Unilever, Ltd......................................................          39,007           299,021
   Honeywell Automation India, Ltd..............................................             639            30,442
  *Housing Development & Infrastructure, Ltd....................................          18,642            29,889
   HT Media, Ltd................................................................          22,426            63,055
   ICICI Bank, Ltd. Sponsored ADR...............................................          14,537           526,385
   ICSA (India), Ltd............................................................             938               592
   IDBI Bank, Ltd...............................................................          22,384            45,762
  *Idea Cellular, Ltd...........................................................          91,840           175,887
   India Cements, Ltd...........................................................          38,760            63,000
   Indiabulls Financial Services, Ltd...........................................          48,033           175,310
   Indian Bank..................................................................          15,180            68,276
   Indian Hotels Co., Ltd.......................................................          51,378            68,117
   Indian Overseas Bank.........................................................          19,418            34,394
  *Indraprastha Gas, Ltd........................................................           5,792            41,798
   IndusInd Bank, Ltd...........................................................          15,231            89,733
   Info Edge (India), Ltd.......................................................           3,010            38,142
   Infosys, Ltd.................................................................          20,506         1,126,942
   Infotech Enterprises, Ltd....................................................          25,968            70,864
   Infrastructure Development Finance Co., Ltd..................................          93,711           251,716
   ING Vysya Bank, Ltd..........................................................          11,641            78,732

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   IRB Infrastructure Developers, Ltd...........................................          13,621   $        47,996
  *IVRCL Assets & Holdings, Ltd.................................................           6,200             4,794
   IVRCL Infrastructures & Projects, Ltd........................................          37,727            38,415
   Jagran Prakashan, Ltd........................................................          16,007            31,445
  *Jain Irrigation Systems, Ltd.................................................           2,542             1,887
   Jaiprakash Associates, Ltd...................................................         148,153           208,565
  *Jaiprakash Power Ventures, Ltd...............................................          79,739            70,883
   Jammu & Kashmir Bank, Ltd....................................................           5,072            84,658
   JBF Industries, Ltd..........................................................           3,221             7,132
  *Jet Airways (India), Ltd.....................................................           5,856            29,519
   Jindal Drilling & Industries, Ltd............................................           3,156            20,492
   Jindal Saw, Ltd..............................................................          23,505            67,452
   Jindal Steel & Power, Ltd....................................................          15,559           170,151
   JSW Steel, Ltd...............................................................          12,890           181,746
  *Jyothy Laboratories, Ltd.....................................................           2,352             7,786
   Kalpataru Power Transmission, Ltd............................................          13,855            28,809
   Karnataka Bank, Ltd..........................................................          19,504            34,112
   Karur Vysya Bank, Ltd........................................................           7,457            56,792
   KEC International, Ltd.......................................................          21,580            23,279
   Kesoram Industries, Ltd......................................................           6,628            16,217
   Kirloskar Industries, Ltd....................................................           1,617             8,610
   Kirloskar Oil Engines, Ltd...................................................          41,696           113,739
   Kotak Mahindra Bank, Ltd.....................................................          22,242           223,468
   Lakshmi Machine Works, Ltd...................................................             420            13,578
  *Lanco Infratech, Ltd.........................................................         120,882            36,951
   Larsen & Toubro, Ltd.........................................................           9,999           264,455
   LIC Housing Finance, Ltd.....................................................          55,062           278,385
   Madhucon Projects, Ltd.......................................................           4,455             5,266
   Madras Cements, Ltd..........................................................          20,370            48,094
  *Mahanagar Telephone Nigam, Ltd...............................................          34,498            21,413
   Maharashtra Seamless, Ltd....................................................          10,478            72,119
   Mahindra & Mahindra Financial Services, Ltd..................................           6,436            92,202
   McLeod Russel (India), Ltd...................................................           6,603            25,047
   Monnet Ispat, Ltd............................................................           4,518            44,052
   Monsanto India, Ltd..........................................................             916            13,206
  *Moser Baer (India), Ltd......................................................          22,729             8,190
  *Motherson Sumi Systems, Ltd..................................................          14,855            49,492
  *Mphasis, Ltd.................................................................           6,070            46,260
   MRF, Ltd.....................................................................             280            44,724
   Mundra Port & Special Economic Zone, Ltd.....................................          17,576            51,777
   Nagarjuna Construction Co., Ltd..............................................          38,420            44,208
   National Aluminium Co., Ltd..................................................          84,094            97,040
   Navneet Publications India, Ltd..............................................          11,667            12,661
   Nestle India, Ltd............................................................             660            56,668
  *NHPC, Ltd....................................................................         222,883            92,729
   NIIT, Ltd....................................................................          30,885            26,264
   NTPC, Ltd....................................................................          24,133            83,756
  *OMAXE, Ltd...................................................................          18,909            56,567
  *OnMobile Global, Ltd.........................................................           6,826            10,523
  *Oracle Financial Services Software, Ltd......................................           2,581           103,542
   Orbit Corp., Ltd.............................................................             685               647
   Orient Paper & Industries, Ltd...............................................           7,977             8,321
   Oriental Bank of Commerce....................................................          12,116            62,592
  *Parsvnath Developers, Ltd....................................................          16,167            19,279
  *Patni Computer Systems, Ltd..................................................           7,058            66,366
   Peninsula Land, Ltd..........................................................          17,769            13,402
   Petronet LNG, Ltd............................................................          15,730            52,294
   Phoenix Mills, Ltd...........................................................           1,509             5,432
   Pidilite Industries, Ltd.....................................................          30,857            84,190
   Power Finance Corp., Ltd.....................................................           3,906            13,378
   Power Grid Corp. of India, Ltd...............................................          66,727           140,084

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Proctor & Gamble Hygiene & Health Care, Ltd..................................              91   $         3,376
   PTC (India), Ltd.............................................................          35,655            35,160
   Punj Lloyd, Ltd..............................................................          13,683            14,584
   Punjab National Bank.........................................................           2,000            37,958
   Rajesh Exports, Ltd..........................................................           5,485            14,574
  *Redington India, Ltd.........................................................          27,406            43,483
   REI Agro, Ltd................................................................         112,940            33,299
  *Reliance Broadcast Network, Ltd..............................................             251               275
   Reliance Capital, Ltd........................................................          14,097           102,234
   Reliance Energy, Ltd.........................................................          11,398           123,195
  *Reliance Power, Ltd..........................................................          52,645           107,745
   Rolta (India), Ltd...........................................................          14,814            23,671
   Ruchi Soya Industries, Ltd...................................................          16,202            31,131
  *Satyam Computer Services, Ltd................................................          54,690            81,002
   Sesa Goa, Ltd................................................................          44,096           193,522
   Shipping Corp. of India, Ltd.................................................          18,504            24,533
   Shiv-Vani Oil & Gas Exploration Services, Ltd................................           3,161            13,021
   Shree Cement, Ltd............................................................           1,239            56,600
   Shree Renuka Sugars, Ltd.....................................................          30,089            23,096
   Shriram Transport Finance Co., Ltd...........................................          12,944           151,301
   Sintex Industries, Ltd.......................................................          14,561            23,655
   SKF (India), Ltd.............................................................           3,672            45,044
   Sobha Developers, Ltd........................................................           1,456             7,555
   South Indian Bank, Ltd.......................................................         167,881            78,248
   SRF, Ltd.....................................................................           5,322            29,214
   State Bank of India..........................................................           3,515           146,136
   Steel Authority of India, Ltd................................................          27,564            56,532
   Sterling Biotech, Ltd........................................................           7,650             2,176
   Sterlite Industries (India), Ltd. ADR........................................          43,313           396,314
   Sterlite Technologies, Ltd...................................................          29,094            23,140
   Supreme Industries, Ltd......................................................           2,106             7,481
  *Suzlon Energy, Ltd...........................................................          88,032            49,664
   Syndicate Bank...............................................................          20,371            39,556
   Tata Chemicals, Ltd..........................................................           9,981            68,619
   Tata Communications, Ltd. ADR................................................           8,400            77,112
   Tata Consultancy Services, Ltd...............................................          22,216           506,610
   Tata Investment Corp., Ltd...................................................           6,975            62,055
   Tata Motors, Ltd.............................................................          77,313           379,547
 #*Tata Motors, Ltd. Sponsored ADR..............................................           5,300           127,624
   Tata Power Co., Ltd..........................................................          52,096           109,211
   Tata Steel, Ltd..............................................................          36,368           330,889
   Tata Tea, Ltd................................................................          58,964           128,174
  *Tata Teleservices Maharashtra, Ltd...........................................          91,233            29,242
  *Teledata Marine Solutions, Ltd...............................................          27,764               409
   Texmaco Rail & Engineering, Ltd..............................................           5,750             7,362
   Thermax India, Ltd...........................................................           4,111            40,744
   Timken India, Ltd............................................................           2,794            10,918
   Titan Industries, Ltd........................................................          10,921            44,583
   Torrent Power, Ltd...........................................................          23,331            97,532
   Trent, Ltd...................................................................           2,036            36,091
  *Trent, Ltd. Series B.........................................................             586            10,074
   Triveni Engineering & Industries, Ltd........................................          25,987            10,713
   Triveni Turbine, Ltd.........................................................          33,780            26,644
   Tube Investments of India, Ltd...............................................          17,531            41,780
   Uflex, Ltd...................................................................           3,166             8,468
   Ultratech Cement, Ltd........................................................           7,669           188,868
   Union Bank of India, Ltd.....................................................          15,461            71,524
  *Unitech, Ltd.................................................................         190,563           100,228
   United Phosphorus, Ltd.......................................................          28,359            84,434
   Usha Martin, Ltd.............................................................          28,961            18,369
   Varun Shipping Co., Ltd......................................................          12,497             4,373

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Videocon Industries, Ltd.....................................................          17,238   $        60,779
   Voltas, Ltd..................................................................           9,111            17,671
   WABCO India, Ltd.............................................................           1,336            35,734
   Welspun Corp., Ltd...........................................................          18,427            42,868
   Wipro, Ltd...................................................................          25,704           214,565
  *Wire & Wireless India, Ltd...................................................          36,401             5,249
   Yes Bank, Ltd................................................................          11,546            76,828
   Zee Entertainment Enterprises, Ltd...........................................          41,613           107,356
  *Zee Learn, Ltd...............................................................          18,459             5,358
   Zuari Industries, Ltd........................................................             497             4,494
                                                                                                   ---------------
TOTAL INDIA.....................................................................                        20,108,464
                                                                                                   ---------------
INDONESIA -- (3.3%)
  *PT Ace Hardware Indonesia Tbk................................................          31,500            14,520
   PT Adaro Energy Tbk..........................................................       1,980,500           402,013
   PT Adhi Karya Tbk............................................................          50,000             3,830
   PT AKR Corporindo Tbk........................................................         271,500           110,028
   PT Aneka Tambang Tbk.........................................................         614,500           128,264
   PT Asahimas Flat Glass Tbk...................................................           2,000             1,533
   PT Astra Agro Lestari Tbk....................................................          41,500            94,941
   PT Astra International Tbk...................................................          76,500           669,860
  *PT Bakrie & Brothers Tbk.....................................................      10,309,000            57,235
   PT Bakrie Sumatera Plantations Tbk...........................................       2,467,000            79,281
  *PT Bakrie Telecom Tbk........................................................       4,450,000           126,074
  *PT Bakrieland Development Tbk................................................       7,898,250           119,951
   PT Bank Bukopin Tbk..........................................................         864,500            59,397
   PT Bank Central Asia Tbk.....................................................         647,500           574,992
   PT Bank Danamon Indonesia Tbk................................................         592,742           297,727
   PT Bank Mandiri Tbk..........................................................         736,972           547,927
   PT Bank Negara Indonesia Persero Tbk.........................................         781,000           313,544
  *PT Bank Pan Indonesia Tbk....................................................       2,231,500           210,506
   PT Bank Rakyat Indonesia Persero Tbk.........................................         876,000           665,408
   PT Bank Tabungan Negara Tbk..................................................          52,500             6,996
  *PT Bank Tabungan Pensiunan Nasional Tbk......................................         320,500           126,293
  *PT Barito Pacific Tbk........................................................         711,500            60,829
   PT Bayan Resources Tbk.......................................................          13,000            25,732
  *PT Berlian Laju Tanker Tbk...................................................       2,525,666            55,065
   PT Bhakti Investama Tbk......................................................       3,867,200           115,793
  *PT Bisi International Tbk....................................................         449,500            45,375
   PT Bumi Resources Tbk........................................................         952,000           269,095
  *PT Bumi Serpong Damai Tbk....................................................         782,500            91,295
  *PT Central Proteinaprima Tbk.................................................       5,740,500            33,843
  *PT Charoen Pokphand Indonesia Tbk............................................         367,015           101,816
   PT Ciputra Development Tbk...................................................       1,480,500            93,689
   PT Ciputra Surya Tbk.........................................................         204,000            18,995
  *PT Citra Marga Nusaphala Persada Tbk.........................................         221,500            40,330
  *PT Darma Henwa Tbk...........................................................       3,026,500            28,180
  *PT Delta Dunia Makmur Tbk....................................................         638,500            46,696
  *PT Energi Mega Persada Tbk...................................................       6,821,500           148,890
   PT Gajah Tunggal Tbk.........................................................         274,000            88,067
   PT Global Mediacom Tbk.......................................................         766,000            94,413
   PT Gozco Plantations Tbk.....................................................         442,500            13,766
   PT Hexindo Adiperkasa Tbk....................................................          28,000            29,855
   PT Holcim Indonesia Tbk......................................................         467,500           115,520
  *PT Indah Kiat Pulp & Paper Corp. Tbk.........................................         503,500            71,532
   PT Indika Energy Tbk.........................................................         257,000            69,860
   PT Indo Tambangraya Megah Tbk................................................          21,000            85,539
   PT Indocement Tunggal Prakarsa Tbk...........................................         119,500           224,842
   PT Indofood Sukses Makmur Tbk................................................         579,500           309,093
   PT Indosat Tbk...............................................................          19,000            11,497
   PT Indosat Tbk ADR...........................................................           2,476            74,701

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
  *PT Inovisi Infracom Tbk......................................................           2,800   $         1,760
  *PT Intiland Development Tbk..................................................         970,000            26,917
   PT Japfa Comfeed Indonesia Tbk...............................................         214,000            97,397
  *PT Jasa Marga Tbk............................................................         215,000           104,460
  *PT Kawasan Industri Jababeka Tbk.............................................       4,167,000            85,014
   PT Matahari Putra Prima Tbk..................................................         735,000            75,136
   PT Mayorah Indah Tbk.........................................................          54,000            85,171
   PT Medco Energi Internasional Tbk............................................         246,500            63,622
   PT Media Nusantara Citra Tbk.................................................         455,500            68,328
   PT Mitra Adiperkasa Tbk......................................................         104,500            66,127
  *PT Mitra International Resources Tbk.........................................       1,680,500            29,909
  *PT Pakuwon Jati Tbk..........................................................         474,000            41,598
  *PT Panin Financial Tbk.......................................................       3,201,000            52,222
   PT Panin Insurance Tbk.......................................................         992,000            50,549
   PT Perusahaan Gas Negara Tbk.................................................         574,000           214,961
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........................         378,500           101,886
  *PT Polychem Indonesia Tbk....................................................         312,500            19,699
   PT Ramayana Lestari Sentosa Tbk..............................................         771,500            63,498
   PT Resource Alam Indonesia Tbk...............................................          71,500            55,110
   PT Sampoerna Agro Tbk........................................................         122,000            42,648
   PT Selamat Sempurna Tbk......................................................          13,000             2,439
   PT Semen Gresik Persero Tbk..................................................         112,500           141,230
  *PT Sentul City Tbk...........................................................       2,445,500            66,394
   PT Sinar Mas Agro Resources & Technology Tbk.................................          36,000            21,950
  *PT Sinar Mas Multiartha Tbk..................................................           3,000             1,360
   PT Summarecon Agung Tbk......................................................         886,832           118,217
  *PT Suryainti Permata Tbk.....................................................       1,280,000            12,672
   PT Tambang Batubara Bukit Asam Tbk...........................................          51,621           115,420
   PT Telekomunikasi Indonesia Tbk Sponsored ADR................................          13,279           407,001
  *PT Tiga Pilar Sejahtera Food Tbk.............................................         165,500             8,726
   PT Timah Tbk.................................................................         450,000            93,809
   PT Trada Maritime Tbk........................................................         660,500            70,420
  *PT Truba Alam Manunggal Engineering Tbk......................................       3,328,000            18,501
   PT Tunas Baru Lampung Tbk....................................................         399,500            26,556
   PT Unilever Indonesia Tbk....................................................          60,500           131,580
   PT United Tractors Tbk.......................................................         133,795           421,110
   PT Vale Indonesia Tbk........................................................         428,500           190,252
   PT Wijaya Karya Tbk..........................................................         336,000            26,489
  *PT XL Axiata Tbk.............................................................          52,500            26,086
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                        10,220,852
                                                                                                   ---------------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd..................................................               1                 4
  *Electra Real Estate, Ltd.....................................................               1                 3
   Formula Systems (1985), Ltd..................................................               1                14
  *Formula Vision Technologies, Ltd.............................................               1                --
   Mivtach Shamir Holdings, Ltd.................................................           1,647            46,174
  *Naphtha Israel Petroleum Corp., Ltd..........................................               1                 3
   Osem Investments, Ltd........................................................               1                14
   Super-Sol, Ltd. Series B.....................................................              --                 1
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                            46,213
                                                                                                   ---------------
MALAYSIA -- (3.7%)
   Aeon Co. Berhad..............................................................          41,800           102,626
   Affin Holdings Berhad........................................................          65,800            69,122
   AirAsia Berhad...............................................................         137,700           160,445
   Alliance Financial Group Berhad..............................................         157,800           205,566
   AMMB Holdings Berhad.........................................................         232,675           447,435
   Amway (Malaysia) Holdings Berhad.............................................          21,800            67,643
   Ann Joo Resources Berhad.....................................................          24,900            15,540
   APM Automotive Holdings Berhad...............................................           2,900             4,282

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *Asia Pacific Land Berhad.....................................................         220,000   $        31,435
   Axiata Group Berhad..........................................................         132,350           203,094
   Bandar Raya Developments Berhad..............................................         100,000            78,165
   Batu Kawan Berhad............................................................          33,300           210,082
   BIMB Holdings Berhad.........................................................          63,900            44,500
   Bolton Berhad................................................................          54,300            14,811
   Bursa Malaysia Berhad........................................................          30,000            68,906
  *CB Industrial Product Holding Berhad.........................................           6,870            11,063
   Chemical Co. of Malaysia Berhad..............................................          35,200            17,360
   CIMB Group Holdings Berhad...................................................         329,500           748,121
   Dayang Enterprise Holdings Berhad............................................          12,600             7,904
   Dialog Group Berhad..........................................................          98,225            78,943
   DiGi.Com Berhad..............................................................         123,400           160,513
   DRB-Hicom Berhad.............................................................         106,900            99,249
   Eastern & Oriental Berhad....................................................         102,600            56,187
   Evergreen Fibreboard Berhad..................................................          32,000            11,038
   Far East Holdings Berhad.....................................................          14,000            33,601
   Fraser & Neave Holdings Berhad...............................................           9,100            53,323
   Gamuda Berhad................................................................         160,000           194,334
   Genting Plantations Berhad...................................................          30,200            93,251
   Glomac Berhad................................................................          31,200             8,558
  *Green Packet Berhad..........................................................         167,400            33,811
   GuocoLand (Malaysia) Berhad..................................................          34,800            10,063
   Hai-O Enterprise Berhad......................................................          39,400            28,466
   Hap Seng Consolidated Berhad.................................................         142,820            77,808
   Hap Seng Plantations Holdings Berhad.........................................          25,900            24,771
   Hong Leong Bank Berhad.......................................................          26,140            97,467
   Hong Leong Financial Group Berhad............................................          42,200           164,563
   Hong Leong Industries Berhad.................................................          54,300            76,808
   Hunza Properties Berhad......................................................          39,700            20,107
   Hwang-DBS (Malaysia) Berhad..................................................          30,600            23,159
   IGB Corp. Berhad.............................................................         207,890           185,044
   IJM Corp. Berhad.............................................................         212,310           400,134
   IJM Land Berhad..............................................................         114,900            82,740
   IJM Plantations Berhad.......................................................          52,400            56,773
  *Insas Berhad.................................................................          72,072            11,359
   IOI Corp. Berhad.............................................................         121,405           215,238
  *Jaks Resources Berhad........................................................          13,700             2,673
  *K & N Kenanga Holdings Berhad................................................          81,000            18,179
  *Karambunai Corp. Berhad......................................................         252,900            14,506
   Keck Seng (Malaysia) Berhad..................................................          59,800            81,397
   KFC Holdings (Malaysia) Berhad...............................................          72,400            90,637
   Kian Joo Can Factory Berhad..................................................          36,900            27,146
   Kim Loong Resources Berhad...................................................          50,920            41,831
   KNM Group Berhad.............................................................         143,187            52,592
   Kuala Lumpur Kepong Berhad...................................................          27,150           229,186
   Kulim (Malaysia) Berhad......................................................          66,400            96,000
  *Kumpulan Europlus Berhad.....................................................          31,800            14,009
  *Kurnia Asia Berhad...........................................................          30,200             6,008
   Lafarge Malayan Cement Berhad................................................          60,760           133,199
  *Landmarks Berhad.............................................................          59,300            22,196
   Lingkaran Trans Kota Holdings Berhad.........................................          69,500            86,797
   Lingui Development Berhad....................................................           1,400               694
   Lion Industries Corp. Berhad.................................................          77,700            37,743
   Mah Sing Group Berhad........................................................          51,000            34,479
   Malayan Banking Berhad.......................................................         251,201           677,494
   Malaysia Airports Holdings Berhad............................................          61,800           115,800
  *Malaysian Airlines System Berhad.............................................         121,634            67,208
   Malaysian Bulk Carriers Berhad...............................................          80,125            60,511
   Malaysian Pacific Industries Berhad..........................................          20,363            23,283
   Malaysian Resources Corp. Berhad.............................................         205,900           146,506

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Maxis Berhad.................................................................          85,400   $       160,216
   MBM Resources Berhad.........................................................           6,900             8,555
   Media Prima Berhad...........................................................          65,400            54,967
   Mega First Corp. Berhad......................................................          46,000            26,299
  *MK Land Holdings Berhad......................................................          31,600             3,214
   MMC Corp. Berhad.............................................................         146,400           134,627
   MNRB Holdings Berhad.........................................................          26,400            21,689
   Muhibbah Engineering Berhad..................................................          77,000            31,329
   NCB Holdings Berhad..........................................................           1,300             1,666
   Nestle (Malaysia) Berhad.....................................................           6,200           113,489
   NTPM Holdings Berhad.........................................................          50,200             8,243
   Oriental Holdings Berhad.....................................................          46,400            80,484
   OSK Holdings Berhad..........................................................          97,375            57,004
   Panasonic Manufacturing (Malaysia) Berhad....................................          13,100            86,011
   Parkson Holdings Berhad......................................................          42,830            79,427
   Pelikan International Corp. Berhad...........................................          15,600             4,737
   PJ Development Holdings Berhad...............................................          21,900             5,433
   POS (Malaysia) Berhad........................................................          43,100            39,778
   PPB Group Berhad.............................................................          75,100           417,796
   Press Metal Berhad...........................................................          14,400             8,942
   Proton Holdings Berhad.......................................................          53,200            94,435
   QL Resources Berhad..........................................................          14,000            14,433
   QSR Brands Berhad............................................................           9,900            21,086
   RHB Capital Berhad...........................................................          98,742           230,991
   Salcon Berhad................................................................         100,000            17,405
   SapuraCrest Petroleum Berhad.................................................          41,900            66,889
   Selangor Dredging Berhad.....................................................         190,000            43,681
   Selangor Properties Berhad...................................................           2,100             2,318
   Shangri-La Hotels (Malaysia) Berhad..........................................         101,700            86,083
   Shell Refining Co. Federation of Malaysia Berhad.............................          55,200           175,898
   SHL Consolidated Berhad......................................................          98,500            40,313
   SP Setia Berhad..............................................................         214,575           278,808
   Star Publications (Malaysia) Berhad..........................................          80,200            86,991
   Subur Tiasa Holdings Berhad..................................................          70,415            56,232
   Supermax Corp. Berhad........................................................          88,550            62,173
   Ta Ann Holdings Berhad.......................................................          15,491            29,057
   TA Enterprise Berhad.........................................................         238,200            47,726
   TA Global Berhad.............................................................         264,180            26,456
   Tan Chong Motor Holdings Berhad..............................................         102,900           145,022
   Telekom Malaysia Berhad......................................................          76,400           120,547
   Tenaga Nasional Berhad.......................................................         137,100           270,050
   TH Plantations Berhad........................................................          33,500            26,415
  *Time Dotcom Berhad...........................................................         162,000            36,397
   Top Glove Corp. Berhad.......................................................          33,700            56,006
   TSH Resources Berhad.........................................................          30,000            19,406
   Uchi Technologies Berhad.....................................................          51,700            20,201
  *UEM Land Holdings Berhad.....................................................          86,964            66,167
   UMW Holdings Berhad..........................................................          70,500           160,022
   Unico-Desa Plantations Berhad................................................         231,940            89,914
   Unisem (Malaysia) Berhad.....................................................          64,230            32,872
   United Malacca Berhad........................................................          20,100            44,905
   United Plantations Berhad....................................................          27,900           186,573
   VS Industry Berhad...........................................................          56,245            29,352
   Wah Seong Corp. Berhad.......................................................          81,902            55,679
   WCT Berhad...................................................................         105,500            81,404
   YNH Property Berhad..........................................................         107,299            64,551
   YTL Cement Berhad............................................................           1,200             1,736
   YTL Corp. Berhad.............................................................         616,290           303,489
   YTL e-Solutions Berhad.......................................................          48,400            13,672
  *YTL Land & Development Berhad................................................          61,900            23,562
   YTL Power International Berhad...............................................         211,573           128,609

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *Zelan Berhad.................................................................          24,000   $         3,425
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                        11,590,339
                                                                                                   ---------------
MEXICO -- (4.6%)
   Alfa S.A.B. de C.V. Series A.................................................          44,900           589,373
   Alsea de Mexico S.A.B. de C.V................................................          60,500            68,233
   America Movil S.A.B. de C.V. Series L ADR....................................         103,278         2,397,082
   Arca Continental S.A.B. de C.V...............................................          46,359           215,539
  *Axtel S.A.B. de C.V..........................................................         151,560            52,442
   Bolsa Mexicana de Valores S.A. de C.V........................................          38,994            72,818
  *Carso Infraestructura y Construccion S.A.B. de C.V...........................         155,590            97,885
 #*Cemex S.A.B. de C.V. Sponsored ADR...........................................         187,600         1,277,556
  #Cia Minera Autlan S.A.B. de C.V. Series B....................................          21,700            26,222
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.................................           3,904           382,592
   Compartamos S.A.B. de C.V....................................................         129,600           151,534
   Consorcio ARA S.A.B. de C.V. Series *........................................         221,200            74,842
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B......................          31,555            62,872
 #*Corporacion GEO S.A.B. de C.V. Series B......................................         105,667           166,841
   Corporacion Moctezuma S.A.B. de C.V. Series..................................          87,200           200,704
  *Desarrolladora Homex S.A.B. de C.V...........................................          45,100           151,659
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1.............................          12,765            97,563
  *Empresas ICA S.A.B. de C.V. Sponsored ADR....................................          30,700           199,550
 #*Financiera Independencia S.A.B. de C.V.......................................          23,047            10,786
  *Gruma S.A.B. de C.V. Series B................................................          30,600            68,083
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........................          42,900            80,869
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................           8,740           327,488
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........................           2,700           177,849
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B......................          10,700            70,599
   Grupo Carso S.A.B. de C.V. Series A-1........................................          85,197           254,922
  #Grupo Elektra S.A. de C.V....................................................           5,394           471,775
  *Grupo Famsa S.A.B. de C.V. Series A..........................................          28,328            25,211
   Grupo Financiero Banorte S.A.B. de C.V. Series O.............................         238,533           951,636
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.............................         210,000           433,240
   Grupo Herdez S.A.B. de C.V. Series *.........................................          23,819            46,600
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.............................         171,144           380,784
   Grupo Mexico S.A.B. de C.V. Series B.........................................         310,763           985,879
  *Grupo Simec S.A. de C.V. Series B............................................          18,200            46,638
   Grupo Televisa S.A.B. Sponsored ADR..........................................          48,080           948,138
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.........         163,000           300,136
   Industrias Bachoco S.A.B. de C.V. Series B...................................           2,553             4,284
  *Industrias CH S.A.B. de C.V. Series B........................................          31,800           118,621
   Industrias Penoles S.A.B. de C.V.............................................           7,240           346,055
  *Inmuebles Carso S.A.B. de C.V. Series B-1....................................          84,300            67,910
   Kimberly Clark de Mexico S.A.B. de C.V. Series A.............................          40,200           228,232
  *Megacable Holdings S.A.B. de C.V.............................................          16,989            35,193
   Mexichem S.A.B. de C.V. Series *.............................................          86,801           299,679
  *Minera Frisco S.A.B. de C.V. Series A-1......................................          34,900           158,701
 #*Organizacion Soriana S.A.B. de C.V. Series B.................................         149,831           377,506
 #*Promotora y Operadora de Infraestructura S.A.B de C.V........................          20,900            95,407
   TV Azteca S.A.B. de C.V......................................................         179,493           122,700
  *Urbi Desarrollos Urbanos S.A.B. de C.V.......................................         102,404           146,055
   Wal-Mart de Mexico S.A.B. de C.V. Series V...................................         243,660           753,931
                                                                                                   ---------------
TOTAL MEXICO....................................................................                        14,620,214
                                                                                                   ---------------
PERU -- (0.2%)
   Cia de Minas Buenaventura S.A. ADR...........................................          11,400           489,060
   Credicorp, Ltd...............................................................           2,217           251,984
                                                                                                   ---------------
TOTAL PERU......................................................................                           741,044
                                                                                                   ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PHILIPPINES -- (1.1%)
   Aboitiz Equity Ventures, Inc.................................................         177,800   $       173,221
   Aboitiz Power Corp...........................................................         140,300            98,739
  *Atlas Consolidated Mining & Development Corp.................................         144,200            63,713
   Ayala Corp. Series A.........................................................          26,231           214,584
   Ayala Land, Inc..............................................................         348,760           143,458
   Bank of the Philippine Islands...............................................          84,392           119,033
   BDO Unibank, Inc.............................................................         154,010           214,883
  *Belle Corp...................................................................         442,500            49,333
   China Banking Corp...........................................................           6,479            62,603
  *DMCI Holdings, Inc...........................................................          74,200            79,473
   Energy Development Corp......................................................         683,600            89,192
   Filinvest Land, Inc..........................................................       2,271,000            61,359
  *First Gen Corp...............................................................         209,100            63,126
   First Philippines Holdings Corp..............................................          39,940            55,449
  *Global Estate Resorts, Inc...................................................         685,000            35,724
  *Globe Telecom, Inc...........................................................           2,595            70,416
  *International Container Terminal Services, Inc...............................          81,310           106,129
   JG Summit Holdings, Inc......................................................          90,100            58,319
   Jollibee Foods Corp..........................................................          43,380            98,861
  *Lepanto Consolidated Mining Co. Series B.....................................         550,000            23,562
   Lopez Holdings Corp..........................................................         335,100            40,516
   Macroasia Corp...............................................................          79,000             5,119
   Manila Electric Co...........................................................          14,750            96,197
   Manila Water Co., Inc........................................................         110,500            54,111
   Megaworld Corp...............................................................       2,588,000           102,999
   Metro Bank & Trust Co........................................................          81,675           144,307
   Metro Pacific Investments Corp...............................................       1,069,000            87,121
   Philippine Long Distance Telephone Co. Sponsored ADR.........................             800            50,816
  *Philippine National Bank.....................................................          50,520            73,984
   Philippine Stock Exchange, Inc...............................................           2,380            13,626
   Rizal Commercial Banking Corp................................................          41,500            29,406
   Robinson's Land Corp. Series B...............................................         365,500           119,767
   Security Bank Corp...........................................................          31,590            83,802
   Semirara Mining Corp.........................................................          11,170            58,597
   SM Development Corp..........................................................         550,630            90,045
   SM Investments Corp..........................................................          11,370           164,583
   SM Prime Holdings, Inc.......................................................         619,300           236,681
   Southeast Asia Cement Holdings, Inc..........................................         766,000            31,078
   Union Bank of Philippines....................................................          35,310            62,728
   Universal Robina Corp........................................................          86,000           107,578
   Vista Land & Lifescapes, Inc.................................................         544,000            38,667
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                         3,572,905
                                                                                                   ---------------
POLAND -- (1.4%)
   Agora SA.....................................................................          10,877            40,541
  *AmRest Holdings SE...........................................................           2,322            45,739
   Apator SA....................................................................             814             4,795
   Asseco Poland SA.............................................................          14,856           216,020
   Bank Handlowy w Warszawie SA.................................................           4,242            98,422
   Bank Millennium SA...........................................................          53,911            70,048
   Bank Pekao SA................................................................           4,559           222,772
  *BRE Bank SA..................................................................           1,243           113,567
   Budimex SA...................................................................             993            26,179
  *Ciech SA.....................................................................           4,977            30,099
  *Cinema City International NV.................................................             370             3,537
  *Cyfrowy Polsat SA............................................................           7,179            29,373
   Debica SA....................................................................           1,289            21,549
   Dom Development SA...........................................................             200             2,084
  *Dom Maklerski IDM SA.........................................................           4,400             2,324
  *Echo Investment SA...........................................................          43,544            53,449
   Elektrobudowa SA.............................................................              39             1,205

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
POLAND -- (Continued)
   Emperia Holding SA...........................................................           2,075   $        73,892
   Enea SA......................................................................          11,268            62,994
   Eurocash SA..................................................................           7,633            71,048
   Fabryki Mebli Forte SA.......................................................           1,878             5,636
  *Ferrum SA....................................................................             404             1,160
  *Gant Development SA..........................................................             356               934
  *Get Bank SA..................................................................         131,516            74,994
  *Getin Holding SA.............................................................          44,934            34,037
   Grupa Kety SA................................................................           1,610            53,380
  *Grupa Lotos SA...............................................................          11,102            89,986
   ING Bank Slaski SA...........................................................           1,390            35,533
  *Inter Cars SA................................................................             702            18,686
  *JW Construction Holding SA...................................................           1,500             3,533
  *Kernel Holding SA............................................................           6,134           130,501
   KGHM Polska Miedz SA.........................................................          11,531           500,973
  *Kopex SA.....................................................................           6,846            50,036
   Kredyt Bank SA...............................................................           5,350            18,238
   LPP SA.......................................................................              65            40,693
  *Lubelski Wegiel Bogdanka SA..................................................           1,510            57,997
  *MNI SA.......................................................................           3,678             2,524
  *Mondi Packaging Paper Swiecie SA.............................................           1,268            24,157
  *Netia Holdings SA............................................................          29,044            51,208
   NFI Empik Media & Fashion SA.................................................           1,018             2,964
   NG2 SA.......................................................................           1,481            22,926
  *Orbis SA.....................................................................           4,959            62,306
   PBG SA.......................................................................             821            20,947
   PGE SA.......................................................................          52,784           335,685
   Polimex-Mostostal SA.........................................................          92,257            51,574
   Polnord SA...................................................................             781             4,117
  *Polski Koncern Naftowy Orlen SA..............................................          45,698           520,849
   Polskie Gornictwo Naftowe I Gazownictwo SA...................................         117,445           141,845
   Powszechna Kasa Oszczednosci Bank Polski SA..................................          24,746           267,264
  *Powszechny Zaklad Ubezpieczen SA.............................................           1,673           173,528
   Raciborska Fabryka Kotlow SA.................................................           6,882            16,898
  *Rovese SA....................................................................           9,781            16,615
   Stalprodukt SA...............................................................             290            25,102
   Synthos SA...................................................................          41,946            67,354
   Telekomunikacja Polska SA....................................................          49,349           264,713
  *Trakcja-Tiltra SA............................................................          25,885            10,478
   TVN SA.......................................................................          11,441            40,023
   Zaklady Azotowe Pulawy SA....................................................           1,290            37,219
  *Zaklady Azotowe w Tarnowie-Moscicach SA......................................           1,584            14,793
  *Zaklady Chemiczne Police SA..................................................             933             3,024
                                                                                                   ---------------
TOTAL POLAND....................................................................                         4,484,067
                                                                                                   ---------------
RUSSIA -- (3.7%)
   Eurasia Drilling Co., Ltd. GDR...............................................           2,164            57,017
   Federal Hydrogenerating Co. ADR..............................................         152,375           592,410
   Gazprom OAO Sponsored ADR....................................................         398,247         4,838,715
   Gazpromneft JSC Sponsored ADR................................................           1,169            29,102
   Globaltrans Investment P.L.C. Sponsored GDR..................................           4,320            65,632
  *Integra Group Holdings GDR...................................................          26,558            52,930
   Lukoil OAO Sponsored ADR.....................................................          38,156         2,241,275
   Magnitogorsk Iron & Steel Works Sponsored GDR................................          18,833           112,356
  *Mechel Sponsored ADR.........................................................          19,614           217,519
   MMC Norilsk Nickel JSC ADR...................................................          54,595         1,050,612
   Novolipetsk Steel OJSC GDR...................................................           2,175            53,705
   Novorossiysk Sea Trade Port GDR..............................................           6,044            42,264
  *PIK Group GDR................................................................          18,848            45,293
   Rosneft Oil Co. GDR..........................................................          45,523           336,134
   Severstal OAO GDR............................................................           5,777            83,251

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
RUSSIA -- (Continued)
   Surgutneftegas Sponsonsored ADR..............................................          56,428   $       529,206
   Tatneft Sponsored ADR........................................................           2,564            89,588
   TMK OAO GDR..................................................................           5,575            65,951
   Uralkali OJSC GDR............................................................          10,962           391,536
   VimpelCom, Ltd. Sponsored ADR................................................          22,400           238,784
   VTB Bank OJSC GDR............................................................          51,454           241,369
  *X5 Retail Group NV GDR.......................................................           5,563           122,801
                                                                                                   ---------------
TOTAL RUSSIA....................................................................                        11,497,450
                                                                                                   ---------------
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd..............................................................          36,792           695,511
   Acucap Properties, Ltd.......................................................             541             2,767
   Adcorp Holdings, Ltd.........................................................          16,639            56,614
   Advtech, Ltd.................................................................          59,573            48,637
   AECI, Ltd....................................................................          22,149           241,006
   Afgri, Ltd...................................................................          63,620            49,570
   African Bank Investments, Ltd................................................          94,849           444,605
   African Oxygen, Ltd..........................................................          28,939            65,784
   African Rainbow Minerals, Ltd................................................          15,544           363,993
   Allied Electronics Corp., Ltd................................................             430             1,276
   Allied Technologies, Ltd.....................................................           6,843            45,892
  #Anglo American Platinum Corp., Ltd...........................................           4,318           302,473
   AngloGold Ashanti, Ltd. Sponsored ADR........................................          19,500           893,100
   ArcelorMittal South Africa, Ltd..............................................          30,022           261,541
   Argent Industrial, Ltd.......................................................          21,479            17,695
   Assore, Ltd..................................................................           3,693           107,196
   Astral Foods, Ltd............................................................           5,962            92,115
   Aveng, Ltd...................................................................          69,980           310,199
   AVI, Ltd.....................................................................          26,837           141,810
   Avusa, Ltd...................................................................          26,373            67,579
   Barloworld, Ltd..............................................................          53,409           597,285
   Bidvest Group, Ltd...........................................................          23,210           499,116
   Blue Label Telecoms, Ltd.....................................................          61,865            49,314
  *Brait SE.....................................................................           1,409             3,602
   Capitec Bank Holdings, Ltd...................................................           2,332            54,534
   Cashbuild, Ltd...............................................................           3,166            47,515
   Caxton & CTP Publishers & Printers, Ltd......................................          26,485            51,613
   City Lodge Hotels, Ltd.......................................................           4,220            41,694
   Clicks Group, Ltd............................................................          36,479           185,342
   Coronation Fund Managers, Ltd................................................          27,812            90,032
   Data Tec, Ltd................................................................          32,396           176,675
   Discovery Holdings, Ltd......................................................          31,041           180,230
  *Distribution & Warehousing Network, Ltd......................................          46,874            32,883
   DRDGOLD, Ltd.................................................................          70,717            47,063
   Eqstra Holdings, Ltd.........................................................          87,411            86,916
  *Evraz Highveld Steel & Vanadium, Ltd.........................................           5,882            29,321
   Exxaro Resources, Ltd........................................................           9,749           239,662
   Famous Brands, Ltd...........................................................           1,958            11,641
   FirstRand, Ltd...............................................................         221,709           639,760
   Foschini Group, Ltd. (The)...................................................          29,933           414,109
  *Gijima Group, Ltd............................................................         305,008            22,236
   Gold Fields, Ltd. Sponsored ADR..............................................          75,953         1,247,908
   Grindrod, Ltd................................................................          99,009           188,164
   Group Five, Ltd..............................................................          31,179           100,064
   Growthpoint Properties, Ltd..................................................          50,177           127,823
   Harmony Gold Mining Co., Ltd.................................................          50,878           618,989
   Hudaco Industries, Ltd.......................................................           8,693           120,906
  *Hulamin, Ltd.................................................................          41,925            45,541
   Iliad Africa, Ltd............................................................          37,928            23,541
   Illovo Sugar, Ltd............................................................          42,207           137,551
   Impala Platinum Holdings, Ltd................................................          41,766           915,834

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Imperial Holdings, Ltd.......................................................          29,051   $       513,611
   Investec, Ltd................................................................          31,347           191,655
   JD Group, Ltd................................................................          40,055           249,964
   JSE, Ltd.....................................................................          12,979           126,995
   Kumba Iron Ore, Ltd..........................................................           3,018           206,603
   Lewis Group, Ltd.............................................................          16,188           155,100
   Liberty Holdings, Ltd........................................................          18,014           195,680
   Massmart Holdings, Ltd.......................................................           5,644           127,187
   Metair Investments, Ltd......................................................          21,896            56,916
   MMI Holdings, Ltd............................................................         185,316           429,511
   Mondi, Ltd...................................................................          17,211           137,100
  *Mpact, Ltd...................................................................          25,967            49,763
   Mr. Price Group, Ltd.........................................................          30,459           335,517
  *Murray & Roberts Holdings, Ltd...............................................          67,986           231,878
  *Mvelaphanda Group, Ltd.......................................................          73,670            32,460
   Mvelaserve, Ltd..............................................................          18,443            25,115
  *Nampak, Ltd..................................................................          81,977           236,830
   Naspers, Ltd. Series N.......................................................          20,915         1,044,318
   Nedbank Group, Ltd...........................................................          26,603           531,480
   Northam Platinum, Ltd........................................................          34,704           149,446
   Oceana Group, Ltd............................................................          12,999            76,571
  *Omnia Holdings, Ltd..........................................................           8,645            95,681
   Palabora Mining Co., Ltd.....................................................           2,658            53,670
   Pick'n Pay Stores, Ltd.......................................................          17,000            99,268
   Pioneer Foods, Ltd...........................................................           1,771            13,804
   Pretoria Portland Cement Co., Ltd............................................          55,356           200,209
   PSG Group, Ltd...............................................................          37,187           223,609
   Rainbow Chicken, Ltd.........................................................           3,612             6,897
   Raubex Group, Ltd............................................................          30,242            50,422
   Resilient Property Income Fund, Ltd..........................................           9,751            47,459
   Reunert, Ltd.................................................................          27,838           231,763
   Sanlam, Ltd..................................................................         186,961           724,529
   Santam, Ltd..................................................................           4,686            84,900
 #*Sappi, Ltd. Sponsored ADR....................................................         142,586           467,682
   Sasol, Ltd. Sponsored ADR....................................................          43,064         2,210,906
  *Sentula Mining, Ltd..........................................................         109,719            28,798
   Shoprite Holdings, Ltd.......................................................          21,364           352,690
   Spar Group, Ltd. (The).......................................................          13,498           190,709
   Spur Corp., Ltd..............................................................          13,016            25,716
   Standard Bank Group, Ltd.....................................................          93,723         1,279,285
  *Steinhoff International Holdings, Ltd........................................         146,512           470,270
  *Super Group, Ltd.............................................................          14,204            20,852
   Telkom South Africa, Ltd.....................................................          46,406           173,917
   Tiger Brands, Ltd............................................................           8,494           273,120
   Tongaat-Hulett, Ltd..........................................................          20,528           269,510
   Trencor, Ltd.................................................................          32,989           164,554
   Truworths International, Ltd.................................................          22,866           228,280
  *Village Main Reef, Ltd.......................................................          79,819            23,990
   Vodacom Group, Ltd...........................................................          14,633           179,875
   Vukile Property Fund, Ltd....................................................          12,086            23,731
   Wilson Bayly Holme-Ovcon, Ltd................................................          10,035           141,010
   Woolworths Holdings, Ltd.....................................................          39,343           210,801
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                        24,907,834
                                                                                                   ---------------
SOUTH KOREA -- (13.4%)
  *Aekyung Petrochemical Co., Ltd...............................................             772            24,413
  *Amorepacific Corp............................................................             279           248,509
  *Amorepacific Group...........................................................             480           110,022
  *Asia Cement Manufacturing Co., Ltd...........................................             200             7,159
  *Asiana Airlines, Inc.........................................................          12,600            82,784
  *AUK Corp.....................................................................           1,620             4,902

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Baiksan Co., Ltd.............................................................           3,040   $         9,009
  *Bing Grae Co., Ltd...........................................................             675            36,353
  *BNG Steel Co., Ltd...........................................................           2,940            34,715
  *BS Financial Group, Inc......................................................          19,870           224,658
  *Capro Corp...................................................................           3,450            77,838
  #Cheil Industrial, Inc........................................................           5,448           486,682
  *Cheil Worldwide, Inc.........................................................           8,490           131,463
  *Chosun Refractories Co., Ltd.................................................             216            12,498
  *CJ CGV Co., Ltd..............................................................           1,060            23,875
  *CJ Cheiljedang Corp..........................................................             909           249,130
  *CJ E&M Corp..................................................................             668            18,944
  *Cosmochemical Co., Ltd.......................................................           2,170            33,495
  *Dae Han Flour Mills Co., Ltd.................................................              95            15,041
  *Dae Won Kang Up Co., Ltd.....................................................           6,670            27,667
 #*Daeduck Electronics Co., Ltd.................................................           6,050            59,162
  *Daeduck Industries Co., Ltd..................................................           3,420            29,350
 #*Dae-Il Corp..................................................................           3,620            20,557
  *Daelim Industrial Co., Ltd...................................................           4,697           451,278
  *Daesang Corp.................................................................           3,590            47,052
  *Daesung Group Partners Co., Ltd..............................................              12               609
  *Daesung Holdings Co., Ltd....................................................             380             2,488
  *Daesung Industrial Co., Ltd..................................................             634            15,704
  *Daewoo Engineering & Construction Co., Ltd...................................          11,700           123,310
   Daewoo Securities Co., Ltd...................................................          26,661           311,908
  *Daewoo Shipbuilding & Marine Engineering Co., Ltd............................          14,081           348,433
   Daishin Securities Co., Ltd..................................................           8,250            87,754
  *Daou Technology, Inc.........................................................           4,300            51,941
  *DGB Financial Group, Inc.....................................................          28,130           374,670
  *Dong Yang Gang Chul Co., Ltd.................................................           5,950            15,994
  *Dongaone Co., Ltd............................................................           1,350             5,732
  *Dongbu HiTek Co., Ltd........................................................           5,690            46,970
   Dongbu Insurance Co., Ltd....................................................           4,623           197,530
   Dongbu Securities Co., Ltd...................................................           1,790             7,608
  *Dongbu Steel Co., Ltd........................................................           4,494            26,369
  *Dong-Il Corp.................................................................              87             3,604
  *Dongil Industries Co., Ltd...................................................              71             3,664
 #*Dongkuk Steel Mill Co., Ltd..................................................           7,940           166,691
  *Dongwon F&B Co., Ltd.........................................................              95             5,419
  *Dongwon Industries Co., Ltd..................................................             198            30,662
  *Dongwon Systems Corp.........................................................             470               457
  *Dongyang Mechatronics Corp...................................................           4,190            49,866
  *Doosan Construction & Engineering Co., Ltd...................................           8,920            27,488
   Doosan Corp..................................................................           1,356           184,481
  *Doosan Heavy Industries & Construction Co., Ltd..............................           3,270           196,367
  *Doosan Infracore Co., Ltd....................................................          10,270           173,338
  *DuzonBIzon Co., Ltd..........................................................           1,050             8,076
  *E1 Corp......................................................................             559            28,729
   E-Mart Co., Ltd..............................................................           1,712           412,406
  *Eugene Investment & Securities Co., Ltd......................................           8,900            29,955
 #*Foosung Co., Ltd.............................................................           4,600            31,600
  *Fursys, Inc..................................................................           1,837            56,196
  *GIIR, Inc....................................................................           3,000            22,989
  *Global & Yuasa Battery Co., Ltd..............................................           1,000            40,309
  *GS Engineering & Construction Corp...........................................           4,951           438,839
  *GS Global Corp...............................................................           2,500            28,338
  *GS Holdings Corp.............................................................           8,867           490,579
   Gwangju Shinsegae Co., Ltd...................................................             188            28,792
  *Halla Climate Control Corp...................................................           4,110            78,213
  *Halla Engineering & Construction Corp........................................           3,190            40,265
   Han Yang Securities Co., Ltd.................................................           1,490             9,169
   Hana Financial Group, Inc....................................................          29,700         1,016,902

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Handsome Co., Ltd............................................................           3,700   $       110,923
  *Hanil Cement Co., Ltd........................................................             735            30,612
  *Hanil E-Wha Co., Ltd.........................................................           3,540            29,928
  *Hanjin Heavy Industries & Construction Co., Ltd..............................           6,898           127,844
  *Hanjin Heavy Industries & Construction Holdings Co., Ltd.....................           3,084            22,135
 #*Hanjin Shipping Co., Ltd.....................................................          14,440           173,349
  *Hanjin Shipping Holdings Co., Ltd............................................           3,216            24,427
  *Hanjin Transportation Co., Ltd...............................................             610            12,743
   Hankook Shell Oil Co., Ltd...................................................             168            31,826
  *Hankook Tire Manufacturing Co., Ltd..........................................           4,740           189,044
  *Hankuk Glass Industries, Inc.................................................           1,980            44,758
  *Hankuk Paper Manufacturing Co., Ltd..........................................             590            11,722
  *Hansol Chemical Co., Ltd.....................................................           2,570            40,400
  *Hansol Paper Co., Ltd........................................................           6,280            49,470
  *Hansol Technics Co., Ltd.....................................................           1,732            38,923
  *Hanssem Co., Ltd.............................................................           2,170            42,297
  *Hanwha Chemical Corp.........................................................          14,526           373,084
  *Hanwha Corp..................................................................           9,224           297,999
  *Hanwha General Insurance Co., Ltd............................................           2,480            16,783
   Hanwha Securities Co., Ltd...................................................          11,644            56,444
  *HMC Investment Securities Co., Ltd...........................................           3,823            50,818
 #*Honam Petrochemical Corp.....................................................             556           180,674
   Hotel Shilla Co., Ltd........................................................           4,020           158,184
  *HS R&A Co., Ltd..............................................................             520             6,564
 #*Huchems Fine Chemical Corp...................................................           3,494            66,064
  *Hwacheon Machine Tool Co., Ltd...............................................             240             9,624
 #*Hynix Semiconductor, Inc.....................................................          55,200         1,316,232
  *Hyosung Corp.................................................................           4,672           259,765
  *Hyundai Department Store Co., Ltd............................................           1,724           280,674
  *Hyundai Development Co.......................................................          12,342           249,268
  *Hyundai Elevator Co., Ltd....................................................             342            41,366
  *Hyundai Engineering & Construction Co., Ltd..................................           3,773           240,299
  *Hyundai Engineering Plastics Co., Ltd........................................           3,250            18,307
  *Hyundai Glovis Co., Ltd......................................................             726           124,321
 #*Hyundai Greenfood Co., Ltd...................................................           7,070            95,889
  *Hyundai Heavy Industries Co., Ltd............................................           2,163           598,843
  *Hyundai Hysco Co., Ltd.......................................................           3,000           104,963
  *Hyundai Marine & Fire Insurance Co., Ltd.....................................           6,880           201,875
  *Hyundai Merchant Marine Co., Ltd.............................................           3,802            97,582
  *Hyundai Mipo Dockyard Co., Ltd...............................................             677            75,875
  *Hyundai Mobis................................................................           2,526           622,729
   Hyundai Securities Co., Ltd..................................................          26,262           248,602
  *Hyundai Steel Co.............................................................           5,790           557,673
  *Iljin Diamond Co., Ltd.......................................................             450             3,474
  *Iljin Display Co., Ltd.......................................................             650             6,931
  *Iljin Electric Co., Ltd......................................................           5,910            33,760
  *Ilshin Spinning Co., Ltd.....................................................             221            15,685
  *Industrial Bank of Korea, Ltd................................................          24,690           276,921
  *IS Dongseo Co., Ltd..........................................................           1,905            21,841
  *ISU Chemical Co., Ltd........................................................           1,400            31,815
  *IsuPetasys Co., Ltd..........................................................           6,490            29,703
  *Jahwa Electronics Co., Ltd...................................................             190             1,544
   Jeonbuk Bank, Ltd............................................................           8,423            37,323
  *KB Financial Group, Inc. ADR.................................................          29,292         1,110,167
   KCC Corp.....................................................................             721           194,182
  *Keangnam Enterprises, Ltd....................................................             998             7,925
  *KEPCO Engineering & Construction Co., Inc....................................             582            48,189
  *KISCO Corp...................................................................           1,168            26,805
  *KISCO Holdings Co., Ltd......................................................              41             1,246
  *KISWIRE, Ltd.................................................................           3,057           120,611
   KIWOOM Securities Co., Ltd...................................................           1,838            95,680

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Kolon Global Corp............................................................           2,690   $        12,684
  *Kolon Industries, Inc........................................................           3,173           202,842
   Korea Electric Terminal Co., Ltd.............................................           1,640            32,669
   Korea Exchange Bank..........................................................          42,380           298,188
  *Korea Express Co., Ltd.......................................................           1,299           102,620
  *Korea Flange Co., Ltd........................................................             640             8,282
  *Korea Gas Corp...............................................................           2,532            99,961
   Korea Investment Holdings Co., Ltd...........................................           7,800           282,790
   Korea Kolmar Co., Ltd........................................................           3,410            24,138
  *Korea Komho Petrochemical Co., Ltd...........................................             841           125,450
  *Korea Life Insurance Co., Ltd................................................          10,070            68,928
  *Korea Petrochemical Industrial Co., Ltd......................................             427            39,093
   Korea Reinsurance Co., Ltd...................................................          12,194           155,845
  *Korea Zinc Co., Ltd..........................................................             454           154,615
  *Korean Air Co., Ltd..........................................................           4,168           188,860
 #*KP Chemical Corp.............................................................           7,840           114,801
   KPX Chemical Co., Ltd........................................................             618            32,280
   KPX Fine Chemical Co., Ltd...................................................             187             3,740
  *KTB Investment & Securities Co., Ltd.........................................          13,480            31,569
   Kukdo Chemical Co., Ltd......................................................             337            15,687
  *Kumho Electric Co., Ltd......................................................              10               247
  *Kumho Tire Co., Inc..........................................................           2,019            26,218
  *Kyeryong Construction Industrial Co., Ltd....................................           1,260            15,624
   Kyobo Securities Co., Ltd....................................................             830             4,547
  *Kyungdong City Gas Co., Ltd..................................................             130             6,367
  *LG Chemical, Ltd.............................................................           1,725           572,667
  *LG Corp......................................................................           7,252           453,803
  *LG Display Co., Ltd. ADR.....................................................          50,925           656,423
  *LG Fashion Corp..............................................................           2,054            83,218
  *LG Hausys, Ltd...............................................................           1,177            87,223
   LG Household & Healthcare Co., Ltd...........................................             473           201,207
  *LG Innotek Co., Ltd..........................................................           1,585           126,824
   LG International Corp........................................................           4,401           216,181
   LG Uplus Corp................................................................          39,870           224,005
   LIG Insurance Co., Ltd.......................................................           5,980           128,922
  *Lotte Chilsung Beverage Co., Ltd.............................................             113           128,306
  *Lotte Confectionary Co., Ltd.................................................             149           225,739
  *Lotte Midopa Co., Ltd........................................................           3,310            50,493
  *Lotte Sam Kang Co., Ltd......................................................             142            49,948
  *Lotte Shopping Co., Ltd......................................................           1,409           480,925
  *LS Corp......................................................................           3,164           239,109
   Macquarie Korea Infrastructure Fund..........................................          35,892           162,290
  *Meritz Financial Holdings Co., Ltd...........................................           7,690            19,441
   Meritz Fire Marine Insurance Co., Ltd........................................           8,751            91,535
   Meritz Securities Co., Ltd...................................................          56,485            41,099
   Mirae Asset Securities Co., Ltd..............................................           4,165           139,408
  *Moorim P&P Co., Ltd..........................................................           4,440            21,157
  *Motonic Corp.................................................................           2,770            20,437
  *Namhae Chemical Corp.........................................................           4,250            40,414
  *NCsoft Corp..................................................................           1,232           322,904
  *Nexen Corp...................................................................             362            22,882
  #Nexen Tire Corp..............................................................           4,440            71,067
   NH Investment & Securities Co., Ltd..........................................           2,800            19,440
  *NHN Corp.....................................................................           2,253           424,732
  *Nong Shim Holdings Co., Ltd..................................................              96             4,373
  *NongShim Co., Ltd............................................................             515           108,563
 #*OCI Co., Ltd.................................................................           1,712           397,637
  *Ottogi Corp..................................................................             251            35,733
  *Poongsan Corp................................................................           3,090            86,487
  *Poongsan Holdings Corp.......................................................             190             4,388
  *POSCO ADR....................................................................          20,539         1,884,659

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Pulmuone Co., Ltd............................................................             234   $         6,624
  *Pusan City Gas Co., Ltd......................................................           2,110            34,645
  *S&T Daewoo Co., Ltd..........................................................           1,270            34,327
  *S&T Dynamics Co., Ltd........................................................           4,770            73,359
  *S1 Corp......................................................................           2,301           116,655
 #*Saehan Industries, Inc.......................................................          52,090            46,763
  *Sajo Industries Co., Ltd.....................................................             435            21,572
  *Sam Kwang Glass Industrial Co., Ltd..........................................             501            29,882
  *Samchully Co., Ltd...........................................................             519            41,780
  *Samick Musical Instruments Co., Ltd..........................................           9,290            15,797
   Samick THK Co., Ltd..........................................................           1,220             8,086
  *Samsung C&T Corp.............................................................          13,771           847,888
   Samsung Card Co., Ltd........................................................           2,913           112,371
   Samsung Electro-Mechanics Co., Ltd...........................................           5,159           422,497
   Samsung Electronics Co., Ltd.................................................           5,251         5,170,575
   Samsung Engineering Co., Ltd.................................................           1,617           307,970
   Samsung Fine Chemicals Co., Ltd..............................................           2,780           152,151
   Samsung Fire & Marine Insurance, Ltd.........................................           2,919           564,705
  *Samsung Heavy Industries Co., Ltd............................................          12,790           406,100
  #Samsung SDI Co., Ltd.........................................................           4,751           588,838
   Samsung Securities Co., Ltd..................................................           6,648           362,564
  *Samwha Capacitor Co., Ltd....................................................           1,250             7,938
  *Samyang Corp.................................................................             547            25,077
  *Samyang Holdings Corp........................................................             740            58,686
  *Samyoung Chemical Co., Ltd...................................................           6,670            32,536
  *SBS Media Holdings Co., Ltd..................................................           5,930            18,746
  *Seah Besteel Corp............................................................           1,628            72,782
  *SeAH Holdings Corp...........................................................             277            33,515
  *SeAH Steel Corp..............................................................             610            45,827
  *Sebang Co., Ltd..............................................................           1,910            27,011
  *Seoul City Gas Co., Ltd......................................................             200             8,829
  *Sewon Cellontech Co., Ltd....................................................           9,450            34,156
  *Shinhan Financial Group Co., Ltd.............................................          18,910           752,279
  *Shinhan Financial Group Co., Ltd. ADR........................................           7,244           573,435
  *Shinsung Solar Energy Co., Ltd...............................................           4,280            16,824
   Shinyoung Securities Co., Ltd................................................             180             5,002
   Silla Trading Co., Ltd.......................................................           3,715            44,336
  *SK C&C Co., Ltd..............................................................           1,267           146,966
  *SK Chemicals Co., Ltd........................................................           1,996           114,598
  *SK Gas Co., Ltd..............................................................             360            23,099
  *SK Holdings Co., Ltd.........................................................           2,566           319,831
  *SK Innovation Co., Ltd.......................................................           4,691           707,991
  *SK Networks Co., Ltd.........................................................          23,060           225,498
  *SK Securities Co., Ltd.......................................................          48,330            57,949
   SK Telecom Co., Ltd..........................................................             418            53,020
  *SKC Co., Ltd.................................................................           3,178           136,253
   S-Oil Corp...................................................................           1,688           182,581
  *Songwon Industrial Co., Ltd..................................................           1,560            15,944
  *Ssangyong Cement Industrial Co., Ltd.........................................           2,660            11,000
  *STX Corp.....................................................................           6,226            73,373
  *STX Offshore & Shipbuilding Co., Ltd.........................................           9,227           107,603
  *STX Pan Ocean Co., Ltd.......................................................          23,090           147,107
  *Sung Jin Geotec Co., Ltd.....................................................           2,600            32,252
  *TaeKwang Industrial Co., Ltd.................................................              62            72,793
  *Taeyoung Engineering & Construction Co., Ltd.................................           5,760            29,368
 #*Taihan Electric Wire Co., Ltd................................................          28,623            78,883
  *Tong Yang Life Insurance Co., Ltd............................................           6,780            78,359
  *Tongyang, Inc................................................................          24,813            24,392
  *TS Corp......................................................................             730            14,021
  *Unid Co., Ltd................................................................             817            39,977
  *Visang Education, Inc........................................................             650             6,909

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Woongjin Coway Co., Ltd......................................................           4,280   $       155,033
  *Woongjin Holdings Co., Ltd...................................................           4,297            17,980
  *Woongjin Thinkbig Co., Ltd...................................................           2,472            34,325
  *Woori Finance Holdings Co., Ltd..............................................          60,800           598,808
  *Woori Finance Holdings Co., Ltd. ADR.........................................           2,369            70,525
  *Woori Financial Co., Ltd.....................................................           2,670            34,373
   Woori Investment & Securities Co., Ltd.......................................          27,668           326,602
  *Youlchon Chemical Co., Ltd...................................................           1,650            11,903
  *Young Poong Corp.............................................................             148           167,266
  *Youngone Corp................................................................           2,874            67,891
 #*Youngone Holdings Co., Ltd...................................................           1,427            66,010
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                        42,345,969
                                                                                                   ---------------
TAIWAN -- (13.9%)
  *A.G.V. Products Corp.........................................................          85,914            30,214
  *Ability Enterprise Co., Ltd..................................................          52,892            50,504
   AcBel Polytech, Inc..........................................................          75,685            46,828
   Accton Technology Corp.......................................................         113,858            60,071
   Acer, Inc....................................................................         329,270           460,316
   ACHEM Technology Corp........................................................          57,400            24,357
   Action Electronics Co., Ltd..................................................          45,408            12,568
   Adlink Technology, Inc.......................................................          20,700            24,523
 #*Advanced Semiconductor Engineering, Inc. ADR.................................          37,173           195,902
   Advancetek Enterprise Co., Ltd...............................................          29,580            22,999
   Advantech Co., Ltd...........................................................          12,345            37,406
   ALI Corp.....................................................................          32,000            44,043
   Alpha Networks, Inc..........................................................          62,000            52,733
   Altek Corp...................................................................          47,182            38,419
   Ambassador Hotel (The).......................................................          66,000            77,981
   AmTRAN Technology Co., Ltd...................................................         158,907            98,106
   Apex Biotechnology Corp......................................................          19,000            43,686
   Asia Cement Corp.............................................................         229,100           274,970
  *Asia Optical Co., Inc........................................................          45,000            36,817
   Asia Polymer Corp............................................................          41,500            53,279
   Asia Vital Components Co., Ltd...............................................          37,417            27,309
   Asrock, Inc..................................................................           8,000            27,715
   Asustek Computer, Inc........................................................          36,996           292,445
   Aten International Co., Ltd..................................................           3,380             6,221
   AU Optronics Corp. Sponsored ADR.............................................         102,696           541,208
   Audix Corp...................................................................           2,000             1,891
   Aurora Corp..................................................................          19,693            30,342
   Aurora Systems Corp..........................................................          10,000            11,777
   AV Tech Corp.................................................................           3,000             9,621
  *Avermedia Technologies, Inc..................................................          55,690            50,280
   Avision, Inc.................................................................          64,693            25,701
   Awea Mechantronic Co., Ltd...................................................          12,600            14,310
   Bank of Kaohsiung............................................................         129,376            38,301
   BES Engineering Corp.........................................................         312,000            86,884
   Biostar Microtech International Corp.........................................           6,000             3,078
  *Bright Led Electronics Corp..................................................           8,100             6,340
   C Sun Manufacturing, Ltd.....................................................          21,000            13,523
   Cameo Communications, Inc....................................................          56,180            16,548
   Capital Securities Corp......................................................         314,731           130,370
   Career Technology MFG. Co., Ltd..............................................          50,000            81,663
  *Carnival Industrial Corp.....................................................          37,000            10,961
   Catcher Technology Co., Ltd..................................................          32,509           202,271
   Cathay Financial Holdings Co., Ltd...........................................         293,339           334,889
   Cathay Real Estate Development Co., Ltd......................................         130,000            50,309
   Champion Building Materials Co., Ltd.........................................          27,000            12,870
   Chang Hwa Commercial Bank....................................................         572,310           323,841
   Chang Wah Electromaterials, Inc..............................................           9,270            21,034

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Charoen Pokphand Enterprises Co., Ltd........................................          24,000   $        11,893
   CHC Resources Corp...........................................................          12,618            17,044
   Cheng Loong Corp.............................................................         171,480            66,128
   Cheng Shin Rubber Industry Co., Ltd..........................................          94,236           223,760
   Cheng Uei Precision Industry Co., Ltd........................................          84,257           198,791
   Chenming Mold Industrial Corp................................................           4,000             2,867
   Chia Hsin Cement Corp........................................................         123,912            53,423
   Chicony Electronics Co., Ltd.................................................          48,491            85,177
   Chien Kuo Construction Co., Ltd..............................................          52,675            25,489
   Chilisin Electronics Corp....................................................           7,000             3,441
  *Chimei Innolux Corp..........................................................         779,232           361,000
   China Airlines, Ltd..........................................................         405,062           190,411
   China Development Financial Holding Corp.....................................       1,490,087           443,321
   China Electric Manufacturing Co., Ltd........................................          70,000            46,504
   China Life Insurance Co., Ltd................................................         197,119           183,636
  *China Man-Made Fiber Co., Ltd................................................         267,000            90,715
   China Metal Products Co., Ltd................................................          54,513            37,147
  *China Motor Co., Ltd.........................................................          90,035            96,254
   China Petrochemical Development Corp.........................................         214,908           239,715
   China Steel Chemical Corp....................................................          26,227           116,194
   China Steel Corp.............................................................         860,724           852,081
   China Steel Structure Co., Ltd...............................................           2,000             1,846
   China Synthetic Rubber Corp..................................................          70,735            65,467
  *China Wire & Cable Co., Ltd..................................................          27,000             6,903
   Chinatrust Financial Holdings Co., Ltd.......................................         861,041           555,845
   Chinese Maritime Transport, Ltd..............................................          26,000            36,362
   Chin-Poon Industrial Co., Ltd................................................          78,113            55,870
   Chong Hong Construction Co...................................................          30,582            60,966
   Chroma Ate, Inc..............................................................          46,466           106,405
   Chun Yuan Steel Industrial Co., Ltd..........................................          70,646            28,164
   Chung Hsin Electric & Machinery Co., Ltd.....................................          78,000            40,747
   Chung Hung Steel Corp........................................................         244,889            77,886
   Chung Hwa Pulp Corp..........................................................          57,680            19,902
  *Chunghwa Telecom Co., Ltd....................................................           8,800            28,585
   Chunghwa Telecom Co., Ltd. ADR...............................................          19,050           617,410
   Clevo Co., Ltd...............................................................          63,735           107,791
  *CMC Magnetics Corp...........................................................         671,000           122,188
   Collins Co., Ltd.............................................................          47,770            22,196
   Compal Communications, Inc...................................................          33,000            61,557
   Compal Electronics, Inc......................................................         564,086           632,203
  *Compeq Manufacturing Co., Ltd................................................         227,000            82,228
   Continental Holdings Corp....................................................         125,000            45,276
   CSBC Corp. Taiwan............................................................          36,000            28,668
   CTCI Corp....................................................................          67,555            94,946
   CviLux Corp..................................................................          11,329            14,219
   Cyberlink Corp...............................................................          12,034            31,187
   Cybertan Technology, Inc.....................................................          52,576            53,879
   Da Cin Construction Co., Ltd.................................................          41,000            23,700
   Darfon Electronics Corp......................................................          54,000            33,560
   Davicom Semiconductor, Inc...................................................          14,279             9,619
   Delpha Construction Co., Ltd.................................................          59,450            19,827
   Delta Electronics, Inc.......................................................          94,521           244,707
   Depo Auto Parts Industrial Co., Ltd..........................................          24,000            50,128
   Diamond Flower Electric Instrument Co., Ltd..................................          46,460            34,636
   D-Link Corp..................................................................         147,329           109,439
   Dynamic Electronics Co., Ltd.................................................          55,616            22,021
   E.Sun Financial Holding Co., Ltd.............................................         739,819           348,276
  *Eastern Media International Corp.............................................         263,750            34,758
   Eclat Textile Co., Ltd.......................................................          20,140            35,909
   Elan Microelectronics Corp...................................................          33,370            34,788
   Elite Material Co., Ltd......................................................          39,909            29,723

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  *Elite Semiconductor Memory Technology, Inc...................................          56,000   $        52,648
  *Elitegroup Computer Systems Co., Ltd.........................................         107,782            25,152
   EnTie Commercial Bank........................................................         212,500            97,383
   Epistar Corp.................................................................         112,433           275,369
  *Eternal Chemical Co., Ltd....................................................         110,721            90,621
   Eva Airways Corp.............................................................         145,533            97,738
  *Everest Textile Co., Ltd.....................................................          83,000            17,503
   Evergreen International Storage & Transport Corp.............................         136,000            74,034
   Evergreen Marine Corp., Ltd..................................................         210,799           117,891
   Everlight Chemical Industrial Corp...........................................          96,600            56,647
  *Everlight Electronics Co., Ltd...............................................          43,149            82,521
   Far Eastern Department Stores Co., Ltd.......................................          73,950            99,847
   Far Eastern International Bank...............................................         247,622            97,497
   Far Eastern New Century Corp.................................................         195,451           240,258
   Far EasTone Telecommunications Co., Ltd......................................          73,000           140,721
   Faraday Technology Corp......................................................          29,738            42,194
  *Farglory F T Z Investment Holding Co., Ltd...................................          17,000            10,128
   Farglory Land Development Co., Ltd...........................................          51,000            94,416
   Federal Corp.................................................................          99,978            50,405
   Feng Hsin Iron & Steel Co., Ltd..............................................          87,550           146,456
   Feng Tay Enterprise Co., Ltd.................................................          80,202            71,768
   First Copper Technology Co., Ltd.............................................          44,000            12,959
   First Financial Holding Co., Ltd.............................................         868,720           532,629
   First Hotel..................................................................          56,533            37,838
   First Insurance Co., Ltd.....................................................          93,606            41,503
   First Steamship Co., Ltd.....................................................          25,000            33,049
   FLEXium Interconnect, Inc....................................................          20,379            66,942
   Flytech Technology Co., Ltd..................................................          11,549            24,405
   Forhouse Corp................................................................          81,000            52,601
  *Formosa Advanced Technologies Co., Ltd.......................................          28,000            23,908
   Formosa Chemicals & Fiber Co., Ltd...........................................         161,610           464,162
   Formosa Epitaxy, Inc.........................................................          52,000            38,166
   Formosa International Hotels Corp............................................           4,805            66,935
  *Formosa Petrochemical Corp...................................................          49,000           152,792
   Formosa Plastics Corp........................................................         168,360           490,549
   Formosa Taffeta Co., Ltd.....................................................         125,000           120,027
   Formosan Rubber Group, Inc...................................................         113,000            75,757
   Formosan Union Chemical Corp.................................................          62,060            43,222
  *Fortune Electric Co., Ltd....................................................           5,072             2,331
   Founding Construction & Development Co., Ltd.................................          53,410            32,751
   Foxconn Technology Co., Ltd..................................................          30,562           119,979
  *Froch Enterprise Co., Ltd....................................................           2,000               805
   FSP Technology, Inc..........................................................          24,349            20,457
   Fubon Financial Holding Co., Ltd.............................................         440,596           490,792
   Fwusow Industry Co., Ltd.....................................................          28,840            15,253
   Gem Terminal Industries Co., Ltd.............................................          10,000             4,839
   Gemtek Technology Corp.......................................................          60,574            51,433
   Genius Electronic Optical Co., Ltd...........................................           2,000            15,647
   GeoVision, Inc...............................................................           7,697            31,253
   Getac Technology Corp........................................................          43,000            22,035
   Giant Manufacturing Co., Ltd.................................................          26,287           111,176
   Giga Storage Corp............................................................          57,213            36,696
   Giga-Byte Technology Co., Ltd................................................          69,000            55,755
   Gintech Energy Corp..........................................................          74,703           105,236
   Global Brands Manufacture, Ltd...............................................          12,826             6,291
  *Global Mixed Mode Technology, Inc............................................          15,000            42,492
   Global Unichip Corp..........................................................           5,000            19,879
  *Globe Union Industrial Corp..................................................          53,552            38,810
   Gold Circuit Electronics, Ltd................................................         102,263            26,476
   Goldsun Development & Construction Co., Ltd..................................         296,730           116,848
   Good Will Instrument Co., Ltd................................................           5,250             3,637

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Grand Pacific Petrochemical Corp.............................................         155,000   $        78,764
   Grape King, Inc..............................................................          26,000            35,855
   Great China Metal Industry Co., Ltd..........................................          25,000            28,759
   Great Taipei Gas Co., Ltd....................................................          78,000            47,594
   Great Wall Enterprise Co., Ltd...............................................          76,066            75,842
   Greatek Co., Ltd.............................................................         112,702            93,380
   Green Energy Technology, Inc.................................................          25,749            34,499
   GTM Corp.....................................................................          39,000            19,280
  *Hannstar Board Corp..........................................................          48,681            21,092
  *HannStar Display Corp........................................................       1,103,000            77,251
  *HannsTouch Solution, Inc.....................................................         161,061            68,128
   Harvatek Corp................................................................           7,792             4,708
   Hey Song Corp................................................................         118,000           105,750
   Highwealth Construction Corp.................................................          57,462            93,245
  *Hiti Digital, Inc............................................................           7,559             5,314
   Hitron Technologies, Inc.....................................................           9,000             3,914
  *Hiwin Technologies Corp......................................................          14,420           133,235
  *Ho Tung Holding Corp.........................................................         119,198            65,910
  *Hocheng Corp.................................................................          38,300             9,825
   Hold-Key Electric Wire & Cable Co., Ltd......................................          22,810             8,070
   Holtek Semiconductor, Inc....................................................          17,000            16,910
   Holy Stone Enterprise Co., Ltd...............................................          56,000            52,690
   Hon Hai Precision Industry Co., Ltd..........................................         534,220         1,722,843
   Hong Tai Electric Industrial Co., Ltd........................................           9,000             2,788
   Hotai Motor Co., Ltd.........................................................          18,000            93,125
   Hsin Kuang Steel Co., Ltd....................................................          44,788            30,262
   HTC Corp.....................................................................          32,660           537,068
   Hua Eng Wire & Cable Co., Ltd................................................         157,000            39,816
   Hua Nan Financial Holding Co., Ltd...........................................         684,009           388,407
   Huaku Development Co., Ltd...................................................          42,613           102,831
   Huang Hsiang Construction Co.................................................          16,000            27,793
   Hung Poo Construction Corp...................................................          56,609            44,551
   Hung Sheng Construction Co., Ltd.............................................         153,000            70,110
  *Hwa Fong Rubber Co., Ltd.....................................................          19,000             4,334
  *Ichia Technologies, Inc......................................................          62,897            50,804
   I-Chiun Precision Industry Co., Ltd..........................................          16,000             8,654
   ICP Electronics, Inc.........................................................           5,000             7,113
   Infortrend Technology, Inc...................................................          46,798            41,791
  *Inotera Memories, Inc........................................................         481,000            88,440
   Inventec Corp................................................................         432,523           182,847
   I-Sheng Electric Wire & Cable Co., Ltd.......................................          19,000            24,254
   ITE Technology, Inc..........................................................          15,000            13,950
   ITEQ Corp....................................................................          44,817            49,565
  *Jess-Link Products Co., Ltd..................................................          35,500            35,429
   K Laser Technology, Inc......................................................           7,000             2,366
   Kang Na Hsiung Enterprise Co., Ltd...........................................          15,000             7,224
  *Kao Hsing Chang Iron & Steel Corp............................................         140,000            21,220
   Kaulin Manufacturing Co., Ltd................................................           4,000             2,949
   Kee Tai Properties Co., Ltd..................................................          68,226            32,254
   Kenda Rubber Industrial Co., Ltd.............................................          77,684            85,900
   Kerry TJ Logistics Co., Ltd..................................................          75,000            81,895
   King Slide Works Co., Ltd....................................................           6,050            30,706
   King Yuan Electronics Co., Ltd...............................................         271,529           105,600
   Kingdom Construction Co., Ltd................................................          54,000            31,927
  *King's Town Bank.............................................................         171,000           109,770
   King's Town Construction Co., Ltd............................................          58,215            38,661
   Kinik Co., Ltd...............................................................          10,000            14,147
   Kinpo Electronics, Inc.......................................................         281,028            65,755
   Kinsus Interconnect Technology Corp..........................................          38,009           123,363
   KS Terminals, Inc............................................................          23,760            17,596
  *Kuoyang Construction Co., Ltd................................................          86,000            33,722

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Kwong Fong Industries Corp...................................................          99,800   $        35,442
   L&K Engineering Co., Ltd.....................................................          24,000            22,253
   Lan Fa Textile Co., Ltd......................................................          78,277            28,480
   Largan Precision Co., Ltd....................................................           5,306           114,238
   LCY Chemical Corp............................................................          64,583           114,454
   Leader Electronics, Inc......................................................           6,602             2,320
   Leadtrend Technology Corp....................................................           4,159             7,274
   Lealea Enterprise Co., Ltd...................................................         161,590            66,428
  *Ledtech Electronics Corp.....................................................          35,338            18,330
   Lee Chi Enterprises Co., Ltd.................................................          40,000            16,432
   Les Enphants Co., Ltd........................................................           3,828             4,808
   Li Peng Enterprise Co., Ltd..................................................          69,300            26,732
   Lien Hwa Industrial Corp.....................................................         101,728            64,697
   Lingsen Precision Industries, Ltd............................................          89,000            46,034
   LITE-ON IT Corp..............................................................          96,904            95,266
   Lite-On Semiconductor Corp...................................................          69,000            31,073
   Lite-On Technology Corp......................................................         349,784           443,688
   Long Bon International Co., Ltd..............................................          32,915            13,146
   Long Chen Paper Co., Ltd.....................................................         122,969            36,600
  *Lotes Co., Ltd...............................................................          15,631            43,260
  *Lucky Cement Corp............................................................          71,000            12,734
   Lumax International Corp., Ltd...............................................          15,750            30,733
   Macronix International Co., Ltd..............................................         642,775           282,594
   Makalot Industrial Co., Ltd..................................................          11,000            27,153
   Marketech International Corp.................................................          23,000            14,504
   Masterlink Securities Corp...................................................         263,000            85,133
   Mayer Steel Pipe Corp........................................................          37,259            17,632
   Media Tek, Inc...............................................................          23,360           223,174
   Mega Financial Holding Co., Ltd..............................................         683,780           468,794
   Meiloon Co., Ltd.............................................................           9,000             3,579
   Mercuries & Associates, Ltd..................................................          56,250            59,692
  *Mercuries Data Systems, Ltd..................................................          18,000             7,027
   Merida Industry Co., Ltd.....................................................          12,000            29,206
   Merry Electronics Co., Ltd...................................................          37,000            44,627
  *Microelectronics Technology, Inc.............................................         114,947            40,206
   Micro-Star International Co., Ltd............................................         233,233            98,937
   Min Aik Technology Co., Ltd..................................................           4,000             8,150
  *Mirle Automation Corp........................................................          39,850            30,791
   Mitac International Corp.....................................................         234,966            77,577
  *Mosel Vitelic, Inc...........................................................         150,000            22,783
   Nak Sealing Technologies Corp................................................          16,000            27,237
   Nan Ya Plastic Corp..........................................................         305,450           645,495
   Nan Ya Printed Circuit Board Corp............................................          25,072            59,169
   Nankang Rubber Tire Co., Ltd.................................................          44,939            72,629
  *Nanya Technology Corp........................................................         280,000            22,842
   National Petroleum Co., Ltd..................................................          49,000            51,375
  *Neo Solar Power Corp.........................................................           9,000             7,524
   New Asia Construction & Development Co., Ltd.................................          21,120             5,683
   Nichidenbo Corp..............................................................          23,124            20,671
   Nien Hsing Textile Co., Ltd..................................................          85,996            61,241
   Novatek Microelectronics Corp................................................          22,000            62,526
  *Ocean Plastics Co., Ltd......................................................          27,000            17,700
  *Orient Semiconductor Electronics, Ltd........................................          68,000             9,998
  *Oriental Union Chemical Corp.................................................          67,292            97,727
   Pan-International Industrial Corp............................................          59,654            54,997
   Paragon Technologies Co., Ltd................................................          10,149            10,784
   Pegatron Corp................................................................         122,037           147,748
   Phihong Technology Co., Ltd..................................................          33,584            44,889
  *Pihsiang Machinery Manufacturing Co., Ltd....................................          27,000            32,520
   Pou Chen Corp................................................................         457,144           401,118
  *Power Quotient International Co., Ltd........................................          48,000            16,020

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Powercom Co., Ltd............................................................          40,660   $        23,420
  *Powertech Industrial Co., Ltd................................................          16,000            10,760
   Powertech Technology, Inc....................................................          93,400           233,818
   President Chain Store Corp...................................................          36,000           193,739
   President Securities Corp....................................................         171,779            85,799
   Prince Housing & Development Corp............................................         157,490           105,018
   Promate Electronic Co., Ltd..................................................          13,000             8,979
  *Promise Technology, Inc......................................................           2,000             1,165
   Qisda Corp...................................................................         338,439            84,026
   Quanta Computer, Inc.........................................................         140,715           301,061
  *Quintain Steel Co., Ltd......................................................           9,000             2,201
  *Radiant Opto-Electronics Corp................................................          40,282           153,332
   Radium Life Tech Corp........................................................         118,542            97,077
   Ralec Electronic Corp........................................................           1,000             1,235
   Realtek Semiconductor Corp...................................................          66,372           123,086
  *Richtek Technology Corp......................................................          16,537            92,357
  *Ritek Corp...................................................................         658,117           103,789
   Ruentex Development Co., Ltd.................................................          68,980            85,217
   Ruentex Industries, Ltd......................................................          47,186            89,963
   Sampo Corp...................................................................         140,000            40,417
   San Fang Chemical Industry Co., Ltd..........................................          43,852            34,613
   Sanyang Industrial Co., Ltd..................................................          90,684            53,638
   Sanyo Electric Taiwan Co., Ltd...............................................           2,000             1,870
  *SDI Corp.....................................................................           1,000               794
   Senao International Co., Ltd.................................................          22,000            83,201
   Sheng Yu Steel Co., Ltd......................................................          49,000            31,349
  *ShenMao Technology, Inc......................................................          15,435            20,584
   Shihlin Electric & Engineering Corp..........................................         106,000           115,372
  *Shihlin Paper Corp...........................................................           1,000             1,478
  *Shin Kong Financial Holding Co., Ltd.........................................         870,589           264,624
   Shin Zu Shing Co., Ltd.......................................................          25,149            58,491
  *Shining Building Business Co., Ltd...........................................          42,550            36,889
   Shinkong Insurance Co., Ltd..................................................          31,557            16,902
   Shinkong Synthetic Fibers Co., Ltd...........................................         334,191           104,375
  *Shuttle, Inc.................................................................          23,000             6,465
   Sigurd Microelectronics Corp.................................................          66,559            47,132
   Silicon Integrated Systems Corp..............................................         117,126            50,899
   Siliconware Precision Industries Co..........................................          40,000            46,039
  *Siliconware Precision Industries Co. Sponsored ADR...........................          38,599           218,084
   Silitech Technology Corp.....................................................           7,208            19,938
   Sincere Navigation Corp......................................................          43,350            38,998
   Sinkong Textile Co., Ltd.....................................................          35,800            43,253
   Sinon Corp...................................................................          13,000             5,451
   SinoPac Holdings Co., Ltd....................................................       1,132,088           354,015
   Sinyi Realty Co., Ltd........................................................          19,924            26,978
  *Sitronix Technology Corp.....................................................          24,434            32,315
   Siward Crystal Technology Co., Ltd...........................................          22,000             8,409
  *Sonix Technology Co., Ltd....................................................           9,000            13,750
   Southeast Cement Co., Ltd....................................................         137,000            48,630
   Spirox Corp..................................................................           4,140             1,875
   Springsoft, Inc..............................................................          39,498            51,951
   Standard Foods Taiwan, Ltd...................................................          23,828            80,901
   Stark Technology, Inc........................................................          15,000            13,301
   Sunonwealth Electric Machine Industry Co., Ltd...............................          23,000            19,526
   Sunplus Technology Co., Ltd..................................................          56,000            20,669
   Sunrex Technology Corp.......................................................          57,028            33,468
   Sunspring Metal Corp.........................................................           6,000             5,909
   Synnex Technology International Corp.........................................          78,874           194,666
  *Ta Chen Stainless Pipe Co., Ltd..............................................         124,311            67,674
  *Ta Chong Bank, Ltd...........................................................         326,800            83,695
   Ta Ya Electric Wire & Cable Co., Ltd.........................................         152,174            40,345

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Tah Hsin Industrial Corp.....................................................          50,000   $        46,138
   TA-I Technology Co., Ltd.....................................................          53,992            37,725
  *Taichung Commercial Bank.....................................................         322,415            97,227
   Tainan Spinning Co., Ltd.....................................................         187,951            75,015
   Taishin Financial Holdings Co., Ltd..........................................       1,034,031           384,497
   Taisun Enterprise Co., Ltd...................................................          35,360            17,756
   Taita Chemical Co., Ltd......................................................          25,400            10,765
   Taiwan Acceptance Corp.......................................................          12,000            24,124
  *Taiwan Business Bank.........................................................         412,597           135,499
   Taiwan Cement Corp...........................................................         422,375           526,782
   Taiwan Cogeneration Corp.....................................................          96,077            64,454
  *Taiwan Cooperative Financial Holding, Ltd....................................         627,986           392,657
   Taiwan Fertilizer Co., Ltd...................................................         118,000           306,218
   Taiwan Fire & Marine Insurance Co., Ltd......................................          53,520            37,416
   Taiwan Glass Industry Corp...................................................         124,533           143,998
   Taiwan Hon Chuan Enterprise Co., Ltd.........................................          23,054            50,688
  *Taiwan Kolin Co., Ltd........................................................         292,000                --
  *Taiwan Land Development Corp.................................................         156,128            63,367
   Taiwan Life Insurance Co., Ltd...............................................          66,425            40,470
   Taiwan Mask Corp.............................................................         120,700            44,053
   Taiwan Mobile Co., Ltd.......................................................          75,800           229,231
   Taiwan Navigation Co., Ltd...................................................          28,000            28,119
   Taiwan Paiho Co., Ltd........................................................          52,400            43,086
   Taiwan Pulp & Paper Corp.....................................................          26,000             8,479
   Taiwan Secom Co., Ltd........................................................          30,000            57,529
   Taiwan Semiconductor Manufacturing Co., Ltd..................................       1,050,214         2,786,079
   Taiwan Sogo Shinkong Security Co., Ltd.......................................          76,117            68,746
  *Taiwan Styrene Monomer Corp..................................................         134,528            32,725
   Taiwan Tea Corp..............................................................         156,648            74,558
   Taiyen Biotech Co., Ltd......................................................          24,000            18,137
  *Tatung Co., Ltd..............................................................         442,128           125,758
  *Teco Electric & Machinery Co., Ltd...........................................         287,000           189,609
   Test Research, Inc...........................................................          32,581            39,423
   Test-Rite International Co., Ltd.............................................          30,777            22,332
  *Thinking Electronic Industrial Co., Ltd......................................          18,000            17,532
   Thye Ming Industrial Co., Ltd................................................          30,000            28,431
   Ton Yi Industrial Corp.......................................................         148,300            76,188
  *Tong Hsing Electronic Industries, Ltd........................................          19,009            57,293
   Tong Yang Industry Co., Ltd..................................................          65,326            75,740
   Tong-Tai Machine & Tool Co., Ltd.............................................          23,760            24,109
   Topco Scientific Co., Ltd....................................................          23,104            36,692
   Topoint Technology Co., Ltd..................................................          21,522            14,355
   Transcend Information, Inc...................................................          26,890            72,366
   Tripod Technology Corp.......................................................          36,170           100,885
   Tsann Kuen Enterprise Co., Ltd...............................................           6,975            15,749
   TSRC Corp....................................................................          45,500           119,205
   TTET Union Corp..............................................................          36,000            58,097
   Tung Ho Steel Enterprise Corp................................................         117,654           111,280
   TXC Corp.....................................................................          44,204            60,258
  *TYC Brother Industrial Co., Ltd..............................................          91,176            36,710
   Tyntek Corp..................................................................          14,722             5,455
  *Tze Shin International Co., Ltd..............................................          38,850            13,648
   U-Ming Marine Transport Corp.................................................          69,000           106,116
   Unimicron Technology Corp....................................................         209,312           276,017
  *Union Bank of Taiwan.........................................................         135,003            44,951
   Uni-President Enterprises Corp...............................................         236,156           348,535
   Unitech Printed Circuit Board Corp...........................................         115,979            50,780
   United Integration Service Co., Ltd..........................................          45,000            42,966
   United Microelectronics Corp.................................................       1,114,081           587,624
   Unity Opto Technology Co., Ltd...............................................          47,593            45,825
   Universal Cement Corp........................................................         117,000            53,175

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   UPC Technology Corp..........................................................         201,765   $       118,755
   USI Corp.....................................................................          94,932            88,608
   Ve Wong Corp.................................................................           5,000             3,402
  *Via Technologies, Inc........................................................          64,996            40,963
  *Visual Photonics Epitacy Co., Ltd............................................          30,615            44,128
   Wah Lee Industrial Corp......................................................          21,000            27,768
   Walsin Lihwa Corp............................................................         618,000           218,468
   Walsin Technology Corp., Ltd.................................................             699               201
   Wan Hai Lines Co., Ltd.......................................................         220,247           122,658
   Waterland Financial Holdings Co., Ltd........................................         577,219           189,456
   Wei Chuan Food Corp..........................................................          43,000            48,590
   Weikeng Industrial Co., Ltd..................................................          37,750            28,600
   Well Shin Technology Co., Ltd................................................           8,160            10,063
   Wellypower Optronics Corp....................................................          14,000             7,506
   Weltrend Semiconductor, Inc..................................................          59,000            30,016
  *Winbond Electronics Corp.....................................................         805,000           131,200
   Wintek Corp..................................................................         281,871           230,046
   Wistron Corp.................................................................         255,543           383,895
   Wistron NeWeb Corp...........................................................          47,896            98,769
   WPG Holdings, Ltd............................................................         175,847           246,132
   WT Microelectronics Co., Ltd.................................................          36,032            53,198
  *WUS Printed Circuit Co., Ltd.................................................          75,000            30,346
   Yageo Corp...................................................................         414,000           127,392
   Yem Chio Co., Ltd............................................................          44,051            36,518
   Yeung Cyang Industrial Co., Ltd..............................................           8,356             5,165
   Yi Jinn Industrial Co., Ltd..................................................          49,000            12,659
   Yieh Phui Enterprise Co., Ltd................................................         128,021            43,087
  *Young Fast Optoelectronics Co., Ltd..........................................          15,298            35,690
  *Young Optics, Inc............................................................          15,000            39,547
  *Yuanta Financial Holding Co., Ltd............................................       1,010,735           571,440
   Yuen Foong Yu Paper Manufacturing Co., Ltd...................................         219,891            94,055
   Yulon Motor Co., Ltd.........................................................         106,783           209,191
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..............................          10,362            15,448
   Yung Tay Engineering Co., Ltd................................................          59,000            93,861
   Zenitron Corp................................................................          40,000            27,613
   Zinwell Corp.................................................................          46,010            56,354
   Zippy Technology Corp........................................................           8,000             5,911
   Zyxel Communication Corp.....................................................          76,118            42,514
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                        43,706,263
                                                                                                   ---------------
THAILAND -- (2.6%)
  *A.J. PCL (Foreign)...........................................................          18,700            10,038
   Aapico Hitech PCL (Foreign)..................................................          58,400            21,906
   Advance Info Service PCL (Foreign)...........................................          40,900           199,706
   Airports of Thailand PCL (Foreign)...........................................          53,900            91,939
   Asian Property Development PCL (Foreign).....................................         221,520            37,606
   Bangchak Petroleum PCL (Foreign).............................................          98,800            65,174
   Bangkok Aviation Fuel Services PCL (Foreign).................................         142,700            57,218
   Bangkok Bank PCL (Foreign)...................................................          65,900           354,805
   Bangkok Expressway PCL (Foreign).............................................          49,300            29,811
  *Bangkok Life Assurance PCL (Foreign) NVDR....................................          38,200            60,527
  *Bangkokland PCL (Foreign)....................................................       1,138,200            26,132
   Bank of Ayudhya PCL (Foreign)................................................         283,500           204,432
   Bank of Ayudhya PCL (Foreign) NVDR...........................................          53,100            38,119
   Banpu PCL (Foreign)..........................................................           9,100           173,614
   BEC World PCL (Foreign)......................................................          55,000            76,920
  *Big C Supercenter PCL (Foreign)..............................................          22,000            85,368
   Cal-Comp Electronics (Thailand) PCL (Foreign)................................         471,000            39,904
  *Central Pattana PCL (Foreign)................................................          80,000           101,536
   Central Plaza Hotel PCL (Foreign)............................................         110,000            40,905
   CH Karnchang PCL (Foreign)...................................................         105,700            25,976

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Charoen Pokphand Foods PCL (Foreign).........................................         112,893   $       127,769
   CP ALL PCL (Foreign).........................................................          61,700           116,716
   Delta Electronics (Thailand) PCL (Foreign)...................................          95,200            65,878
   Dynasty Ceramic PCL (Foreign)................................................          14,900            29,872
  *Erawan Group PCL (Foreign)...................................................         142,700            11,351
   Esso (Thailand) PCL (Foreign)................................................         291,000           123,269
  *G J Steel PCL (Foreign)......................................................       7,783,600            35,237
  *GFPT PCL(Foreign)............................................................          68,900            24,285
   Glow Energy PCL (Foreign)....................................................          53,700            96,808
  *Golden Land Property PCL (Foreign)...........................................          54,000             7,474
   Hana Microelectronics PCL (Foreign)..........................................          60,501            35,802
   Hermraj Land & Development PCL (Foreign).....................................         443,300            35,550
  *Home Product Center PCL (Foreign)............................................         160,299            58,055
   IRPC PCL (Foreign)...........................................................       1,389,600           205,800
   Italian-Thai Development PCL (Foreign) NVDR..................................         269,100            30,456
   Jasmine International PCL (Foreign)..........................................         643,800            42,053
   Kasikornbank PCL (Foreign)...................................................          92,200           395,036
   Khon Kaen Sugar Industry PCL (Foreign).......................................          76,500            35,622
   Kiatnakin Finance PCL (Foreign)..............................................          40,700            42,115
   Krung Thai Bank PCL (Foreign)................................................         577,900           285,913
  *Krungthai Card PCL (Foreign).................................................          40,200            19,239
   Land & Houses PCL (Foreign)..................................................         323,000            68,935
   Loxley PCL (Foreign).........................................................         127,400            15,243
   LPN Development PCL (Foreign)................................................         204,000            92,352
   Major Cineplex Group PCL (Foreign)...........................................          87,900            43,772
   MBK PCL (Foreign)............................................................          12,100            35,801
   MCOT PCL (Foreign)...........................................................          51,300            46,863
  *Minor International PCL (Foreign)............................................         164,600            61,742
   Padaeng Industry PCL (Foreign) NVDR..........................................           8,600             4,227
   Polyplex PCL (Foreign).......................................................          52,800            28,001
   Precious Shipping PCL (Foreign)..............................................          66,700            35,372
   Preuksa Real Estate PCL (Foreign)............................................         130,700            60,014
   Property Perfect PCL (Foreign)...............................................         282,900             7,318
   PTT Exploration & Production PCL (Foreign)...................................          60,900           348,563
  *PTT Global Chemical PCL (Foreign)............................................         123,956           266,550
   PTT PCL (Foreign)............................................................          52,700           579,402
  *PTT PCL (Foreign) NVDR.......................................................          25,900           284,753
   Quality Houses PCL (Foreign).................................................         543,400            27,587
   Ratchaburi Electricity Generating Holding PCL (Foreign)......................          53,100            75,551
  *Regional Container Lines PCL (Foreign).......................................          84,500            18,854
   Robinson Department Store PCL (Foreign)......................................          55,000            74,697
   Rojana Industrial Park PCL (Foreign).........................................         112,900            22,087
   Saha-Union PCL (Foreign).....................................................          19,200            18,781
   Samart Corporation PCL (Foreign).............................................         133,000            34,621
   Samart I-Mobile PCL (Foreign)................................................         235,900            15,256
   Samart Telcoms PCL (Foreign).................................................          33,200            13,205
   Sansiri PCL (Foreign)........................................................         293,700            17,570
  *Shinawatra Satellite PCL (Foreign)...........................................          94,800            38,319
   Siam Cement PCL (Foreign) (The)..............................................          10,000           130,639
   Siam Cement PCL (Foreign) (The) NVDR.........................................           5,700            63,774
   Siam City Cement PCL (Foreign)...............................................           8,400            69,808
   Siam Commercial Bank PCL (Foreign)...........................................          93,400           365,445
   Siam Future Development PCL (Foreign)........................................         134,000            30,548
   Siam Makro PCL (Foreign).....................................................           6,600            54,635
  *Siamgas & Petrochemicals PCL (Foreign).......................................          86,000            41,714
   Sino-Thai Engineering & Construction PCL (Foreign)...........................          65,100            29,050
   Sri Trang Agro Industry PCL (Foreign)........................................         102,000            70,914
  *STP & I PCL (Foreign)........................................................          16,800            19,829
   Supalai PCL (Foreign)........................................................          78,600            35,837
  *Tata Steel (Thailand) PCL (Foreign)..........................................         685,600            20,174
  *Thai Airways International PCL (Foreign).....................................         182,900           140,169

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Thai Oil PCL (Foreign).......................................................         123,000   $       255,546
   Thai Plastic & Chemicals PCL (Foreign).......................................          64,700            61,719
   Thai Stanley Electric PCL (Foreign)..........................................           4,900            23,767
   Thai Tap Water Supply PCL (Foreign)..........................................         201,200            36,434
   Thai Union Frozen Products PCL (Foreign).....................................          35,015            75,295
   Thanachart Capital PCL (Foreign).............................................          85,500            71,884
   Thoresen Thai Agencies PCL (Foreign).........................................          45,310            31,061
   Ticon Industrial Connection PCL (Foreign)....................................          49,900            20,170
   Tisco Financial Group PCL (Foreign)..........................................          59,100            68,321
   TMB Bank PCL (Foreign).......................................................       2,804,700           151,458
   Total Access Communication PCL (Foreign) NVDR................................          94,300           204,304
   TPI Polene PCL (Foreign).....................................................         116,400            61,729
  *True Corp. PCL (Foreign).....................................................         798,047            83,611
   Vanachai Group PCL (Foreign).................................................          83,100            11,608
   Vinythai PCL (Foreign).......................................................         118,300            71,152
                                                                                                   ---------------
TOTAL THAILAND..................................................................                         8,201,967
                                                                                                   ---------------
TURKEY -- (1.6%)
   Adana Cimento Sanayii T.A.S. Series A........................................          16,667            34,076
  *Advansa Sasa Polyester Sanayi A.S............................................          23,377            17,056
   Akbank T.A.S.................................................................          49,596           186,002
   Akcansa Cimento Sanayi ve Ticaret A.S........................................          12,105            50,765
  *Akenerji Elektrik Uretim A.S.................................................               1                 1
   Aksa Akrilik Kimya Sanayii A.S...............................................          20,501            51,922
  *Aksigorta A.S................................................................          22,654            20,339
   Alarko Holding A.S...........................................................          12,409            22,067
  *Albaraka Turk Katilim Bankasi A.S............................................          26,194            24,303
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........................           2,787            35,563
   Anadolu Anonim Turk Sigorta Sirketi A.S......................................          78,516            37,902
   Anadolu Cam Sanayii A.S......................................................          24,156            40,273
   Anadolu Hayat Sigorta A.S....................................................              --                 1
  *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.................................               1                 5
   Arcelik A.S..................................................................          29,574           127,842
  *Asya Katilim Bankasi A.S.....................................................          96,785            91,859
   Aygaz A.S....................................................................          14,786            74,592
   Bagfas Bandirma Gubre Fabrikalari A.S........................................             533            49,685
   Banvit Bandirma Vitaminli Yem Sanayii A.S....................................           8,696            15,043
   Bati Anabolu Cimento A.S.....................................................           4,216            14,122
   BIM BirlesikMagazalar A.S....................................................           4,391           135,192
   Bolu Cimento Sanayii A.S.....................................................          27,885            21,748
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S................................           2,700            33,944
   Bursa Cimento Fabrikasi A.S..................................................           8,364            20,558
   Cimsa Cimento Sanayi ve Ticaret A.S..........................................           9,844            47,348
  *Coca-Cola Icecek A.S.........................................................           3,360            43,939
  *Dogan Gazetecilik A.S........................................................           9,483             8,836
  *Dogan Sirketler Grubu Holding A.S............................................         195,429            67,081
  *Dogan Yayin Holding A.S......................................................         104,874            35,305
  *Dogus Otomotiv Servis ve Ticaret A.S.........................................          14,210            29,238
   Eczacibasi Yatirim Holding Ortakligi A.S.....................................             808             2,084
   EGE Seramik Sanayi ve Ticaret A.S............................................          14,245            13,095
   Enka Insaat ve Sanayi A.S....................................................          17,473            47,748
   Eregli Demir ve Celik Fabrikalari T.A.S......................................          62,875           137,255
  *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S...........................             555            12,416
   Ford Otomotiv Sanayi A.S.....................................................           9,748            87,035
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...........................             202            20,181
   Gentas Genel Metal Sanayi ve Ticaret A.S.....................................          36,786            31,840
  *Global Yatirim Holding A.S...................................................          41,570            25,925
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..............................          33,710            10,598
  *GSD Holding A.S..............................................................          79,211            26,717
  *Gubre Fabrikalari Ticaret A.S................................................           1,334             8,498
  *Gunes Sigorta A.S............................................................          11,861            13,061

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Hurriyet Gazetecilik ve Matbaacilik A.S......................................               1   $            --
  *Ihlas EV Aletleri A.S........................................................          32,026            12,060
  *Izmir Demir Celik Sanayi A.S.................................................               1                 2
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A..................          62,083            41,116
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B..................          24,990            21,170
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D..................         138,771            64,674
   Kartonsan Karton Sanayi ve Ticaret A.S.......................................             114            12,625
  *Kerevitas Gida Sanayii ve Ticaret A.S........................................             564            14,560
   Koc Holding A.S. Series B....................................................          47,663           185,116
   Konya Cimento Sanayii A.S....................................................             173            29,435
  *Koza Anadolu Metal Madencilik Isletmeleri A.S................................          25,565            54,778
   Mardin Cimento Sanayii ve Ticaret A.S........................................           6,489            23,009
  *Net Holding A.S..............................................................          68,640            65,684
   Netas Telekomunikasyon A.S...................................................             391            28,648
   Nuh Cimento Sanayi A.S.......................................................             998             6,247
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S........................          10,976            23,918
  *Petkim Petrokimya Holding A.S................................................          46,980            53,780
   Pinar Entegre Et ve Un Sanayi A.S............................................           5,800            19,812
   Pinar SUT Mamulleri Sanayii A.S..............................................          11,294           108,978
  *Reysas Tasimacilik ve Lojistik Ticaret A.S...................................           2,614             1,175
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...........................          21,105            48,531
   Sekerbank T.A.S..............................................................          64,700            35,145
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.....................................          43,312            39,412
   Soda Sanayii A.S.............................................................           8,073            14,891
  *TAT Konserve Sanayii A.S.....................................................               1                 1
  *TAV Havalimanlari Holding A.S................................................          12,904            57,969
  *Tekfen Holding A.S...........................................................          26,369            90,368
  *Tekstil Bankasi A.S..........................................................          42,716            17,052
   Tofas Turk Otomobil Fabrikasi A.S............................................          18,934            80,325
  *Trabzonspor Sportif Yatirim ve T.A.S.........................................             252             1,864
   Trakya Cam Sanayii A.S.......................................................          33,345            49,600
   Tupras Turkiye Petrol Rafinerileri A.S.......................................           9,783           222,381
   Turcas Petrol A.S............................................................           1,218             1,675
  *Turk Telekomunikasyon A.S....................................................          20,276            90,416
  *Turk Traktor ve Ziraat Makineleri A.S........................................           2,086            42,376
  *Turkcell Iletisim Hizmetleri A.S. ADR........................................          19,984           257,594
   Turkiye Garanti Bankasi A.S..................................................         116,849           420,754
   Turkiye Halk Bankasi A.S.....................................................          16,420           107,776
   Turkiye Is Bankasi A.S.......................................................         124,341           259,005
   Turkiye Sinai Kalkinma Bankasi A.S...........................................          66,272            79,878
   Turkiye Sise ve Cam Fabrikalari A.S..........................................          59,657           122,203
   Turkiye Vakiflar Bankasi T.A.O...............................................         108,898           176,658
   Ulker Biskuvi Sanayi A.S.....................................................          12,371            37,163
   Yapi Kredi Sigorta A.S.......................................................           2,955            24,760
  *Yapi ve Kredi Bankasi A.S....................................................          68,573           127,008
  *Zorlu Enerji Elektrik Uretim A.S.............................................          32,338            27,261
                                                                                                   ---------------
TOTAL TURKEY....................................................................                         4,971,913
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       278,424,453
                                                                                                   ---------------
PREFERRED STOCKS -- (6.1%)
BRAZIL -- (6.0%)
   AES Tiete SA.................................................................          10,200           146,006
   Alpargatas SA................................................................          15,545           125,004
   Banco ABC Brasil SA..........................................................           4,600            33,094
  #Banco Bradesco SA Sponsored ADR..............................................          85,601         1,530,546
   Banco Cruzeiro do Sul SA.....................................................           3,800            29,774
   Banco Daycoval SA............................................................          10,300            57,419
   Banco do Estado do Rio Grande do Sul SA......................................          33,469           385,415
   Banco Industrial e Comercial SA..............................................           8,589            38,344
  *Banco Panamericano SA........................................................             500             1,943
   Banco Pine SA................................................................           2,900            21,826

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Banco Sofisa SA..............................................................           8,600   $        16,489
  #Braskem SA Sponsored ADR.....................................................          11,600           209,032
  *Centrais Eletricas Brasileiras SA Preferred Series B.........................           7,600           111,355
  *Centrais Eletricas de Santa Catarina SA......................................           6,450           125,700
   Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored ADR....           7,626           324,944
   Cia de Gas de Sao Paulo SA Preferred Series A................................           2,900            69,048
   Cia de Tecidos Norte de Minas - Coteminas SA.................................           7,700            17,143
   Cia de Transmissao de Energia Electrica Paulista SA Preferred Series A.......           2,000            63,255
   Cia Energetica de Minas Gerais SA Sponsored ADR..............................          23,250           470,580
   Cia Energetica de Sao Paulo SA Preferred Series B............................          17,300           324,771
   Cia Energetica do Ceara SA Preferred Series A................................           2,900            56,317
   Cia Ferro Ligas da Bahia - Ferbasa...........................................           6,200            30,943
   Cia Paranaense de Energia SA Sponsored ADR Series A..........................           9,900           226,611
   Confab Industrial SA.........................................................          52,513           171,918
   Contax Participacoes SA......................................................           6,500            84,821
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................           8,100           167,869
   Forjas Taurus SA.............................................................           9,818             9,778
   Gerdau SA....................................................................           6,937            66,106
   Gerdau SA Sponsored ADR......................................................         102,929           977,826
   Gol Linhas Aereas Inteligentes SA............................................           7,700            52,973
   Itau Unibanco Holding SA ADR.................................................         104,666         2,089,133
  *Klabin SA....................................................................          85,400           395,913
   Lojas Americanas SA..........................................................          36,802           355,761
   Marcopolo SA.................................................................          55,400           251,126
   Metalurgica Gerdau SA........................................................          30,400           365,385
  #Petroleo Brasileiro SA ADR...................................................         152,673         4,264,157
   Randon Participacoes SA......................................................          24,600           131,082
   Saraiva SA Livreiros Editores................................................           2,600            31,458
   Suzano Papel e Celullose SA..................................................          22,600            95,719
   TAM SA.......................................................................          20,900           447,139
   Telefonica Brasil SA ADR.....................................................           6,383           177,703
   Telemar Norte Leste SA Preferred Series A....................................           6,600           169,986
   Ultrapar Participacoes SA Sponsored ADR......................................           6,500           129,350
  *Unipar Participacoes SA Preferred Series B...................................         125,400            22,249
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A....................          73,200           491,016
  #Vale SA Sponsored ADR........................................................         136,370         3,301,518
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                        18,665,545
                                                                                                   ---------------
CHILE -- (0.1%)
   Embotelladora Andina SA......................................................          18,695            71,312
   Embotelladora Andina SA Preferred Series B...................................          18,186            84,345
   Sociedad Quimica y Minera de Chile SA Sponsored ADR..........................           3,800           223,212
                                                                                                   ---------------
TOTAL CHILE.....................................................................                           378,869
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *TA Global Berhad.............................................................         264,180            22,983
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                        19,067,397
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12........................................             609               268
                                                                                                   ---------------
CHINA -- (0.0%)
  *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12............................          19,049                --
                                                                                                   ---------------
THAILAND -- (0.0%)
  *Property Perfect PCL (Foreign) Rights........................................          31,433                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                               268
                                                                                                   ---------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@DFA Short Term Investment Fund..............................................      17,000,000   $    17,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
       (Collateralized by $0 FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $697,013) to be
       repurchased at $683,351..................................................   $         683           683,346
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        17,683,346
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $261,108,261)^^........................................................                   $   315,175,464
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                      ----------------------------------------------------
                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                      ----------------------------------------------------
                                        LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                      -----------   ------------   --------   ------------
Common Stocks
   Brazil..........................   $26,187,011             --       --     $ 26,187,011
   Chile...........................     5,873,861             --       --        5,873,861
   China...........................     6,393,525   $ 35,962,936       --       42,356,461
   Colombia........................       762,498             --       --          762,498
   Czech Republic..................            --        997,932       --          997,932
   Egypt...........................            --        354,969       --          354,969
   Hungary.........................            --        876,227       --          876,227
   India...........................     1,172,219     18,936,245       --       20,108,464
   Indonesia.......................       536,767      9,684,085       --       10,220,852
   Israel..........................            --         46,213       --           46,213
   Malaysia........................        40,313     11,550,026       --       11,590,339
   Mexico..........................    14,620,214             --       --       14,620,214
   Peru............................       741,044             --       --          741,044
   Philippines.....................        50,816      3,522,089       --        3,572,905
   Poland..........................        74,994      4,409,073       --        4,484,067
   Russia..........................       456,303     11,041,147       --       11,497,450
   South Africa....................     4,819,596     20,088,238       --       24,907,834
   South Korea.....................     4,320,286     38,025,683       --       42,345,969
   Taiwan..........................     1,965,261     41,741,002       --       43,706,263
   Thailand........................     8,201,967             --       --        8,201,967
   Turkey..........................       257,594      4,714,319       --        4,971,913
Preferred Stocks
   Brazil..........................    18,665,545             --       --       18,665,545
   Chile...........................       378,869             --       --          378,869
   Malaysia........................            --         22,983       --           22,983
Rights/Warrants
   Brazil..........................           268             --       --              268
   China...........................            --             --       --               --
   Thailand........................            --             --       --               --
Temporary Cash Investments.........            --             --       --               --
Securities Lending Collateral......            --     17,683,346       --       17,683,346

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                     VALUATION INPUTS
                                   ----------------------------------------------------
                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------------------
                                     LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                   -----------   ------------   --------   ------------
Futures Contracts**.............            --             --       --              --
                                   -----------   ------------      ---     ------------
TOTAL...........................   $95,518,951   $219,656,513       --     $315,175,464
                                   ===========   ============      ===     ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                  (UNAUDITED)

                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                                                                                        VALUE+
                                                                                                   ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company.............................................................   $ 2,159,844,563
                                                                                                   ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $1,845,630,522)^^................................................................   $ 2,159,844,563
                                                                                                   ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

               See accompanying Notes to Schedules of Investments.

                        TAX-MANAGED U.S. EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (93.2%)
Consumer Discretionary -- (11.4%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................           1,200   $         3,456
   A.H. Belo Corp. Class A......................................................           1,226             7,282
   Aaron's, Inc.................................................................           7,750           206,228
   Abercrombie & Fitch Co.......................................................           8,850           406,569
   Acme United Corp.............................................................             400             4,000
   Advance Auto Parts, Inc......................................................           6,300           482,832
 #*Aeropostale, Inc.............................................................           8,325           136,280
  *AFC Enterprises, Inc.........................................................           2,600            43,810
  *Amazon.com, Inc..............................................................          38,890         7,561,772
   Ambassadors Group, Inc.......................................................           1,423             6,418
 #*AMC Networks, Inc. Class A...................................................           5,350           228,766
  *American Apparel, Inc........................................................             532               398
  *American Axle & Manufacturing Holdings, Inc..................................           6,193            74,688
  #American Eagle Outfitters, Inc...............................................          15,800           222,622
  #American Greetings Corp. Class A.............................................           3,222            46,300
 #*American Public Education, Inc...............................................           2,200            88,440
  *America's Car-Mart, Inc......................................................           1,100            41,734
 #*Amerigon, Inc................................................................           2,000            30,700
   Ameristar Casinos, Inc.......................................................           3,126            61,145
  *ANN, Inc.....................................................................           4,625           112,202
 #*Apollo Group, Inc. Class A...................................................          14,010           734,264
   Arbitron, Inc................................................................           2,400            85,704
 #*Archipelago Learning, Inc....................................................           1,373            14,265
  *Arctic Cat, Inc..............................................................           2,500            74,600
  *Asbury Automotive Group, Inc.................................................           3,000            68,730
 #*Ascena Retail Group, Inc.....................................................           6,700           236,979
  *Ascent Capital Group, Inc. Class A...........................................             835            39,571
   Autoliv, Inc.................................................................           9,200           580,428
 #*AutoNation, Inc..............................................................           4,387           156,879
  *AutoZone, Inc................................................................           2,800           974,064
  *Ballantyne Strong, Inc.......................................................           2,600            11,024
  *Bally Technologies, Inc......................................................           4,400           185,768
 #*Barnes & Noble, Inc..........................................................           3,400            41,038
   Bassett Furniture Industries, Inc............................................             306             2,457
  *Beasley Broadcast Group, Inc. Class A........................................             325             1,121
 #*Beazer Homes USA, Inc........................................................           3,899            11,892
   bebe stores, Inc.............................................................           5,075            44,457
  *Bed Bath & Beyond, Inc.......................................................          26,584         1,613,649
   Belo Corp. Class A...........................................................           8,900            66,127
  *Benihana, Inc................................................................           2,006            21,926
  #Best Buy Co., Inc............................................................          29,105           697,065
   Big 5 Sporting Goods Corp....................................................           2,146            17,039
 #*Big Lots, Inc................................................................           6,200           244,838
  *Biglari Holdings, Inc........................................................             215            85,127
  *BJ's Restaurants, Inc........................................................           2,498           124,975
 #*Blue Nile, Inc...............................................................           1,161            46,846
  *Bluegreen Corp...............................................................           2,100             5,460
   Blyth, Inc...................................................................             799            50,297
   Bob Evans Farms, Inc.........................................................           3,500           123,655
 #*Body Central Corp............................................................             800            21,504
   Bon-Ton Stores, Inc. (The)...................................................           2,096             8,510
  #Books-A-Million, Inc.........................................................           1,295             3,147
 #*BorgWarner, Inc..............................................................           9,900           738,837
 #*Boyd Gaming Corp.............................................................           5,900            51,743
 #*Bridgepoint Education, Inc...................................................           2,100            51,639
  #Brinker International, Inc...................................................           7,728           199,769
   Brown Shoe Co., Inc..........................................................           5,187            49,017
   Brunswick Corp...............................................................           5,123           109,325

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Buckle, Inc..................................................................           4,425   $       193,063
 #*Buffalo Wild Wings, Inc......................................................           1,800           119,808
  *Build-A-Bear-Workshop, Inc...................................................           2,400            19,608
 #*Cabela's, Inc................................................................           4,900           127,792
   Cablevision Systems Corp.....................................................          17,500           254,625
  *Cache, Inc...................................................................             800             5,208
   Callaway Golf Co.............................................................           6,900            46,230
  *Cambium Learning Group, Inc..................................................          11,314            36,431
  *Capella Education Co.........................................................           1,400            59,262
  *Career Education Corp........................................................           6,800            68,748
  *Caribou Coffee Co., Inc......................................................           2,192            37,176
  *CarMax, Inc..................................................................          21,344           649,498
   Carnival Corp................................................................          45,705         1,380,291
   Carriage Services, Inc.......................................................           2,667            15,282
  *Carrols Restaurant Group, Inc................................................           1,578            17,847
 #*Carter's, Inc................................................................           6,800           285,056
  *Casual Male Retail Group, Inc................................................           4,200            13,272
   Cato Corp. Class A...........................................................           3,450            92,494
  *Cavco Industries, Inc........................................................           1,157            52,667
   CBS Corp. Class A............................................................           5,528           161,694
   CBS Corp. Class B............................................................          63,080         1,796,518
   CEC Entertainment, Inc.......................................................           1,857            65,311
  *Central European Media Enterprises, Ltd. Class A.............................             424             2,964
 #*Charming Shoppes, Inc........................................................          11,600            57,536
  *Charter Communications, Inc. Class A.........................................           7,900           455,356
 #*Cheesecake Factory, Inc......................................................           5,550           164,169
   Cherokee, Inc................................................................             542             5,837
   Chico's FAS, Inc.............................................................          16,600           189,904
 #*Children's Place Retail Stores, Inc. (The)...................................           2,340           116,743
 #*Chipotle Mexican Grill, Inc..................................................           3,385         1,243,277
   Choice Hotels International, Inc.............................................           2,800           101,752
   Christopher & Banks Corp.....................................................           3,217             6,659
   Churchill Downs, Inc.........................................................           1,444            80,792
   Cinemark Holdings, Inc.......................................................          10,442           205,916
  *Citi Trends, Inc.............................................................           1,200            10,824
  *Clear Channel Outdoor Holdings, Inc. Class A.................................           3,427            41,467
   Coach, Inc...................................................................          30,268         2,120,273
 #*Coinstar, Inc................................................................           2,900           144,217
 #*Collective Brands, Inc.......................................................           4,000            66,640
   Collectors Universe, Inc.....................................................             700            10,780
  #Columbia Sportswear Co.......................................................           1,027            47,088
   Comcast Corp. Class A........................................................         217,703         5,788,723
   Comcast Corp. Special Class A................................................          63,610         1,621,419
 #*Conn's, Inc..................................................................           1,582            18,351
   Cooper Tire & Rubber Co......................................................           5,600            84,336
   Core-Mark Holding Co., Inc...................................................           1,317            53,483
 #*Corinthian Colleges, Inc.....................................................           8,800            26,488
  *Cost Plus, Inc...............................................................           2,200            29,810
   Cracker Barrel Old Country Store, Inc........................................           2,300           120,681
  *Crocs, Inc...................................................................           9,700           184,494
 #*Crown Media Holdings, Inc. Class A...........................................             130               155
   CSS Industries, Inc..........................................................           1,250            26,775
  *Culp, Inc....................................................................           1,566            14,266
  *Cumulus Media, Inc. Class A..................................................           2,000             7,040
   D.R. Horton, Inc.............................................................          29,700           413,424
  *Dana Holding Corp............................................................          14,500           215,325
   Darden Restaurants, Inc......................................................          14,218           652,180
 #*Deckers Outdoor Corp.........................................................           4,200           339,570
  *dELiA*s, Inc.................................................................           1,100             1,177
  #Destination Maternity Corp...................................................           1,600            26,704
   DeVry, Inc...................................................................           5,200           196,352

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Dick's Sporting Goods, Inc...................................................           8,700   $       358,527
  *Digital Generation, Inc......................................................           2,200            30,580
  #Dillard's, Inc. Class A......................................................           3,826           169,300
 #*DineEquity, Inc..............................................................           1,500            71,280
  *DIRECTV Class A..............................................................          67,389         3,033,179
  *Discovery Communications, Inc. Class A.......................................          14,381           616,657
  *Discovery Communications, Inc. Class C.......................................          13,152           510,955
   DISH Network Corp............................................................          19,300           538,856
  *Dolan Co.....................................................................           2,800            26,404
  *Dollar General Corp..........................................................          15,300           651,933
  *Dollar Tree, Inc.............................................................          12,450         1,055,884
  *Domino's Pizza, Inc..........................................................           6,062           197,924
  *Dorman Products, Inc.........................................................           1,189            51,614
   Dover Downs Gaming & Entertainment, Inc......................................           2,000             4,900
 #*DreamWorks Animation SKG, Inc. Class A.......................................           7,680           136,320
  *Drew Industries, Inc.........................................................           1,700            44,149
   DSW, Inc. Class A............................................................           3,808           190,286
  *E.W. Scripps Co. Class A (The)...............................................           3,400            28,798
  *Education Management Corp....................................................           3,571            91,168
   Einstein Noah Restaurant Group, Inc..........................................             142             2,114
 #*Entercom Communications Corp. Class A........................................           2,510            19,377
  #Ethan Allen Interiors, Inc...................................................           2,900            68,440
 #*Exide Technologies...........................................................           9,000            29,700
 #*Expedia, Inc.................................................................             957            30,978
  *Express, Inc.................................................................           8,200           177,448
   Family Dollar Stores, Inc....................................................          12,412           692,590
  *Famous Dave's of America, Inc................................................           1,098            11,375
  *Federal-Mogul Corp...........................................................           1,700            28,203
   Finish Line, Inc. Class A (The)..............................................           5,300           112,095
  *Fisher Communications, Inc...................................................             600            18,054
   Foot Locker, Inc.............................................................          15,542           407,822
  *Ford Motor Co................................................................         305,263         3,791,366
 #*Fossil, Inc..................................................................           5,350           508,518
   Fred's, Inc. Class A.........................................................           3,670            54,132
 #*Fuel Systems Solutions, Inc..................................................           2,050            42,784
  *Furniture Brands International, Inc..........................................           4,400             7,436
  *Gaiam, Inc. Class A..........................................................           1,309             4,686
 #*GameStop Corp. Class A.......................................................          14,740           344,326
   Gaming Partners International Corp...........................................             800             5,172
   Gannett Co., Inc.............................................................          23,199           328,730
   Gap, Inc.....................................................................          38,780           736,044
  #Garmin, Ltd..................................................................          12,855           536,053
 #*Gaylord Entertainment Co.....................................................           3,437            96,408
  *Geeknet, Inc.................................................................             500             8,695
  *General Motors Co............................................................          78,636         1,888,837
  *Genesco, Inc.................................................................           2,400           146,568
   Gentex Corp..................................................................          13,434           360,972
   Genuine Parts Co.............................................................          16,630         1,060,661
  *G-III Apparel Group, Ltd.....................................................           1,500            34,245
  *Goodyear Tire & Rubber Co....................................................          21,360           277,680
  *Gordmans Stores, Inc.........................................................             147             2,136
  *Grand Canyon Education, Inc..................................................           3,441            57,740
 #*Gray Television, Inc.........................................................           3,550             7,278
  *Great Wolf Resorts, Inc......................................................           2,323             7,434
   Group 1 Automotive, Inc......................................................           2,780           148,285
  #Guess?, Inc..................................................................           5,800           174,000
   H&R Block, Inc...............................................................          31,462           514,718
 #*Hanesbrands, Inc.............................................................           9,775           240,465
   Harley-Davidson, Inc.........................................................          21,000           927,990
   Harman International Industries, Inc.........................................           6,800           286,960
   Harte-Hanks, Inc.............................................................           4,419            42,643

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Hasbro, Inc..................................................................          10,500   $       366,555
   Haverty Furniture Cos., Inc..................................................           1,700            21,216
  *Helen of Troy, Ltd...........................................................           4,100           131,897
 #*hhgregg, Inc.................................................................           2,516            25,613
 #*Hibbett Sporting Goods, Inc..................................................           2,888           138,422
   Hillenbrand, Inc.............................................................           5,805           136,127
   Home Depot, Inc. (The).......................................................         169,942         7,543,725
   Hooker Furniture Corp........................................................           1,300            15,665
   Hot Topic, Inc...............................................................           5,100            37,332
   HSN, Inc.....................................................................           5,198           185,517
 #*Hyatt Hotels Corp. Class A...................................................           4,393           187,230
  *Iconix Brand Group, Inc......................................................           7,198           132,515
   International Game Technology................................................          27,800           442,854
   International Speedway Corp. Class A.........................................           2,675            68,988
   Interpublic Group of Cos., Inc. (The)........................................          43,816           452,619
  *Interval Leisure Group, Inc..................................................           3,958            53,829
 #*iRobot Corp..................................................................           1,666            55,045
  *Isle of Capri Casinos, Inc...................................................           3,400            17,272
 #*ITT Educational Services, Inc................................................           2,000           131,740
  *J. Alexander's Corp..........................................................             800             5,280
   J.C. Penney Co., Inc.........................................................          15,670           651,088
 #*Jack in the Box, Inc.........................................................           4,400            93,280
   JAKKS Pacific, Inc...........................................................           2,600            39,728
   Jarden Corp..................................................................           6,475           218,143
   Johnson Controls, Inc........................................................          68,851         2,187,396
  *Johnson Outdoors, Inc. Class A...............................................           1,187            20,191
   Jones Group, Inc. (The)......................................................           9,370            85,548
 #*Jos. A. Bank Clothiers, Inc..................................................           3,300           157,575
  *Journal Communications, Inc. Class A.........................................           2,631            13,523
 #*K12, Inc.....................................................................           3,200            71,648
  #KB Home......................................................................           8,900            80,278
  *Kenneth Cole Productions, Inc. Class A.......................................           1,414            17,378
  *Kid Brands, Inc..............................................................           1,700             5,831
  *Kirkland's, Inc..............................................................           1,700            25,449
 #*Knology, Inc.................................................................           3,504            52,805
  #Kohl's Corp..................................................................          28,060         1,290,479
  *Kona Grill, Inc..............................................................           1,120             6,787
  *Krispy Kreme Doughnuts, Inc..................................................           6,700            49,111
 #*K-Swiss, Inc. Class A........................................................           2,837             9,589
   Lacrosse Footwear, Inc.......................................................             261             3,283
  *Lakeland Industries, Inc.....................................................           1,000             9,420
  *Lakes Entertainment, Inc.....................................................             859             1,752
 #*Lamar Advertising Co. Class A................................................           5,915           169,228
 #*Las Vegas Sands Corp.........................................................          38,300         1,880,913
  *La-Z-Boy, Inc................................................................           6,000            79,080
  *Leapfrog Enterprises, Inc....................................................           3,100            17,949
   Lear Corp....................................................................          10,200           427,380
 #*Learning Tree International, Inc.............................................           1,342             8,159
  #Leggett & Platt, Inc.........................................................          14,377           308,530
  #Lennar Corp. Class A.........................................................          15,500           333,095
   Lennar Corp. Class B Voting..................................................           1,241            21,358
  *Libbey, Inc..................................................................           2,200            33,132
 #*Liberty Global, Inc. Class A.................................................          13,837           634,842
  *Liberty Global, Inc. Class B.................................................              95             4,375
  *Liberty Global, Inc. Class C.................................................          11,904           525,681
  *Liberty Interactive Corp. Class A............................................          54,990           941,429
  *Liberty Interactive Corp. Class B............................................             201             3,446
  *Liberty Media Corp. - Liberty Capital Class A................................          12,814         1,056,002
  *Liberty Media Corp. - Liberty Capital Class B................................             200            16,719
 #*Life Time Fitness, Inc.......................................................           3,878           190,565
  #Lifetime Brands, Inc.........................................................             300             3,555

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Limited Brands, Inc..........................................................          28,260   $     1,182,964
  *LIN TV Corp. Class A.........................................................           2,800            11,284
   Lincoln Educational Services Corp............................................           2,164            18,892
   Lithia Motors, Inc. Class A..................................................           1,387            30,805
 #*Live Nation Entertainment, Inc...............................................          15,286           157,140
 #*LKQ Corp.....................................................................          14,189           462,561
   Lowe's Cos., Inc.............................................................         134,105         3,598,037
  *Luby's, Inc..................................................................           1,849             9,652
 #*Lululemon Athletica, Inc.....................................................           5,834           368,300
  *Lumber Liquidators Holdings, Inc.............................................              35               748
  *M/I Homes, Inc...............................................................           2,200            24,970
   Mac-Gray Corp................................................................           1,591            22,179
   Macy's, Inc..................................................................          46,100         1,553,109
  *Madison Square Garden Co. (The)..............................................           5,700           163,533
  *Maidenform Brands, Inc.......................................................           2,442            48,840
   Marcus Corp..................................................................           2,400            29,064
  *Marine Products Corp.........................................................           1,898            11,331
 #*MarineMax, Inc...............................................................           1,700            13,974
  #Marriott International, Inc. Class A.........................................          25,326           872,481
 #*Marriott Vacations Worldwide Corp............................................           2,532            52,539
  #Martha Stewart Living Omnimedia, Inc. Class A................................           3,500            15,400
   Mattel, Inc..................................................................          33,965         1,052,915
   Matthews International Corp. Class A.........................................           3,000            98,880
  *McClatchy Co. (The)..........................................................           4,300            10,105
   McDonald's Corp..............................................................         110,410        10,936,110
   McGraw-Hill Cos., Inc........................................................          30,639         1,409,394
   MDC Holdings, Inc............................................................           4,445            88,100
 #*Media General, Inc. Class A..................................................             800             3,216
   Men's Wearhouse, Inc. (The)..................................................           5,635           194,351
   Meredith Corp................................................................           3,900           122,811
  *Meritage Homes Corp..........................................................           3,400            82,280
 #*MGM Resorts International....................................................          35,510           463,406
   MGP Ingredients, Inc.........................................................             233             1,389
 #*Midas, Inc...................................................................           1,115             9,478
  *Modine Manufacturing Co......................................................           3,900            42,666
  *Mohawk Industries, Inc.......................................................           5,800           354,728
  *Monarch Casino & Resort, Inc.................................................           1,845            19,649
  #Monro Muffler Brake, Inc.....................................................           2,832           118,774
  *Monster Beverage Corp........................................................           8,524           890,843
  *Morgans Hotel Group Co.......................................................           1,148             6,475
   Morningstar, Inc.............................................................           2,324           138,789
  *Morton's Restaurant Group, Inc...............................................           1,090             7,521
  *Motorcar Parts of America, Inc...............................................             783             5,027
   Movado Group, Inc............................................................           2,362            43,484
  *Multimedia Games Holding Co., Inc............................................           2,364            17,848
  *Nathan's Famous, Inc.........................................................             509            10,658
   National CineMedia, Inc......................................................           5,600            76,272
  *Nautilus, Inc................................................................           2,449             5,927
 #*Netflix, Inc.................................................................           4,000           480,800
  *New Frontier Media, Inc......................................................             200               218
  *New York & Co., Inc..........................................................           5,059            14,115
  *New York Times Co. Class A (The).............................................          12,700            94,615
   Newell Rubbermaid, Inc.......................................................          26,868           496,252
  #News Corp. Class A...........................................................         185,579         3,494,453
   News Corp. Class B...........................................................          45,900           893,673
  *Nexstar Broadcasting Group, Inc. Class A.....................................             156             1,321
   NIKE, Inc. Class B...........................................................          37,219         3,870,404
  #Nordstrom, Inc...............................................................          18,100           893,778
  #Nutrisystem, Inc.............................................................           2,600            30,940
 #*NVR, Inc.....................................................................             500           346,625
 #*O'Charley's, Inc.............................................................           1,700            11,033

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Office Depot, Inc............................................................          26,000   $        70,980
  *OfficeMax, Inc...............................................................           7,500            41,475
  #Omnicom Group, Inc...........................................................          25,434         1,160,045
  *Orbitz Worldwide, Inc........................................................           3,586            13,125
  *Orchard Supply Hardware Stores Corp. Class A.................................             195             3,516
 #*O'Reilly Automotive, Inc.....................................................          14,458         1,178,472
  *Orient-Express Hotels, Ltd. Class A..........................................           6,600            55,836
   Outdoor Channel Holdings, Inc................................................           1,944            13,705
  *Overstock.com, Inc...........................................................           1,830            12,371
   Oxford Industries, Inc.......................................................           1,437            73,186
  #P.F. Chang's China Bistro, Inc...............................................           2,500            81,400
  *Pacific Sunwear of California, Inc...........................................           6,200            11,160
 #*Panera Bread Co. Class A.....................................................           2,775           411,394
  *Papa John's International, Inc...............................................           2,800           108,472
 #*Peet's Coffee & Tea, Inc.....................................................           1,500            91,230
 #*Penn National Gaming, Inc....................................................           7,000           286,580
   Penske Automotive Group, Inc.................................................           3,600            80,568
   Pep Boys - Manny, Moe & Jack (The)...........................................           4,624            69,360
 #*Perry Ellis International, Inc...............................................             969            15,058
   PetMed Express, Inc..........................................................           2,200            27,434
   PetSmart, Inc................................................................          11,800           627,996
 #*Pier 1 Imports, Inc..........................................................          10,000           155,500
  *Pinnacle Entertainment, Inc..................................................           5,100            49,470
  #Polaris Industries, Inc......................................................           6,994           450,414
   Pool Corp....................................................................           4,800           163,344
  *Priceline.com, Inc...........................................................           4,900         2,594,452
 #*PulteGroup, Inc..............................................................          36,437           271,456
   PVH Corp.....................................................................           6,891           531,916
  *Quiksilver, Inc..............................................................           7,300            32,558
   R.G. Barry Corp..............................................................           1,300            15,912
  #RadioShack Corp..............................................................          11,260            80,847
   Ralph Lauren Corp............................................................           6,700         1,018,400
  *Red Lion Hotels Corp.........................................................           2,034            14,889
  *Red Robin Gourmet Burgers, Inc...............................................           1,300            39,923
  #Regal Entertainment Group....................................................           8,066           100,422
   Regis Corp...................................................................           4,600            78,844
   Rent-A-Center, Inc...........................................................           6,145           207,824
  *Rentrak Corp.................................................................           1,137            19,454
  *Rick's Cabaret International, Inc............................................           1,000            10,340
  *Rocky Brands, Inc............................................................             231             2,564
   Ross Stores, Inc.............................................................          24,000         1,219,680
   Royal Caribbean Cruises, Ltd.................................................          14,000           380,520
  *Ruby Tuesday, Inc............................................................           5,500            41,305
 #*Rue21, Inc...................................................................           1,532            37,090
  *Ruth's Hospitality Group, Inc................................................           2,684            16,614
  #Ryland Group, Inc. (The).....................................................           3,100            56,420
  *Saga Communications, Inc. Class A............................................             507            20,914
 #*Saks, Inc....................................................................          10,680           106,586
  *Salem Communications Corp. Class A...........................................             400             1,096
  *Sally Beauty Holdings, Inc...................................................          12,200           251,564
   Scholastic Corp..............................................................           2,600            76,726
  *Scientific Games Corp. Class A...............................................           7,574            84,753
  #Scripps Networks Interactive, Inc............................................           8,355           362,273
 #*Sears Holdings Corp..........................................................           4,332           182,594
 #*Select Comfort Corp..........................................................           5,200           130,416
   Service Corp. International..................................................          21,200           235,320
  *Shiloh Industries, Inc.......................................................           1,564            12,856
  *Shoe Carnival, Inc...........................................................           1,133            28,654
  *Shuffle Master, Inc..........................................................           6,176            79,053
 #*Shutterfly, Inc..............................................................           3,600            85,392
   Signet Jewelers, Ltd. ADR....................................................           8,849           403,337

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Sinclair Broadcast Group, Inc. Class A.......................................           4,900   $        60,172
  *SIRIUS XM Radio, Inc.........................................................         321,843           672,652
   Six Flags Entertainment Corp.................................................           3,889           170,455
 #*Skechers U.S.A., Inc. Class A................................................           3,800            46,208
   Skyline Corp.................................................................             800             4,968
  *Smith & Wesson Holding Corp..................................................           4,800            24,672
  #Sonic Automotive, Inc. Class A...............................................           2,501            38,991
  *Sonic Corp...................................................................           6,463            44,272
   Sotheby's....................................................................           6,300           211,239
   Spartan Motors, Inc..........................................................           3,375            20,486
  #Speedway Motorsports, Inc....................................................           2,352            37,703
   Stage Stores, Inc............................................................           3,250            49,985
   Standard Motor Products, Inc.................................................           1,900            39,311
  *Standard Pacific Corp........................................................          10,443            38,013
  *Stanley Furniture Co., Inc...................................................             637             2,236
   Staples, Inc.................................................................          65,782           962,391
   Starbucks Corp...............................................................          78,230         3,749,564
   Starwood Hotels & Resorts Worldwide, Inc.....................................          19,847         1,076,501
  *Stein Mart, Inc..............................................................           3,347            24,266
  *Steiner Leisure, Ltd.........................................................           1,400            69,132
  *Steinway Musical Instruments, Inc............................................             900            22,455
  *Steven Madden, Ltd...........................................................           3,712           152,712
   Stewart Enterprises, Inc. Class A............................................           8,882            54,624
  *Stoneridge, Inc..............................................................           3,400            31,858
  #Strayer Education, Inc.......................................................           1,100           119,680
   Sturm Ruger & Co., Inc.......................................................           1,900            75,335
   Superior Industries International, Inc.......................................           2,200            39,974
  *Systemax, Inc................................................................           1,666            29,338
 #*Talbots, Inc.................................................................             194               629
  *Tandy Leather Factory, Inc...................................................             663             3,262
   Target Corp..................................................................          67,482         3,428,760
 #*Tempur-Pedic International, Inc..............................................           6,223           415,136
 #*Tenneco, Inc.................................................................           4,900           157,290
 #*Tesla Motors, Inc............................................................           4,817           140,030
   Texas Roadhouse, Inc.........................................................           6,500            98,540
   Thor Industries, Inc.........................................................           3,961           121,444
   Tiffany & Co.................................................................          12,500           797,500
   Time Warner Cable, Inc.......................................................          32,436         2,391,182
   Time Warner, Inc.............................................................         102,500         3,798,650
   TJX Cos., Inc. (The).........................................................          39,121         2,665,705
  *Toll Brothers, Inc...........................................................          15,760           343,726
 #*Town Sports International Holdings, Inc......................................           2,129            18,884
  #Tractor Supply Co............................................................           7,602           614,014
 #*TripAdvisor, Inc.............................................................             957            31,495
  *True Religion Apparel, Inc...................................................           2,500            90,600
  *TRW Automotive Holdings Corp.................................................           9,400           352,688
  *Tuesday Morning Corp.........................................................           3,200            10,880
  #Tupperware Brands Corp.......................................................           6,500           408,460
  *Ulta Salon Cosmetics & Fragrance, Inc........................................           5,300           403,966
 #*Under Armour, Inc. Class A...................................................           3,600           286,632
  *Unifi, Inc...................................................................           1,766            17,183
 #*Universal Electronics, Inc...................................................           1,700            31,450
  *Universal Technical Institute, Inc...........................................           2,300            32,085
 #*Urban Outfitters, Inc........................................................          11,050           292,825
   V.F. Corp....................................................................           9,450         1,242,580
   Vail Resorts, Inc............................................................           3,700           161,357
  *Valassis Communications, Inc.................................................           4,390            99,872
   Value Line, Inc..............................................................             400             4,488
 #*Valuevision Media, Inc. Class A..............................................           2,178             3,441
   Viacom, Inc. Class A.........................................................           1,773            93,561
   Viacom, Inc. Class B.........................................................          50,227         2,362,678

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Virgin Media, Inc............................................................          24,700   $       588,848
 #*Visteon Corp.................................................................             617            29,616
  *Vitacost.com, Inc............................................................             489             3,227
 #*Vitamin Shoppe, Inc..........................................................           2,565           109,628
  *VOXX International Corp......................................................           1,600            20,352
  *WABCO Holdings, Inc..........................................................           6,000           311,100
   Walt Disney Co. (The)........................................................         168,091         6,538,740
 #*Warnaco Group, Inc...........................................................           4,397           256,125
   Washington Post Co. Class B..................................................             500           189,355
  #Weight Watchers International, Inc...........................................           3,300           251,229
   Wendy's Co. (The)............................................................          33,225           155,825
  *West Marine, Inc.............................................................           2,681            32,494
  *Wet Seal, Inc. Class A (The).................................................          11,405            39,918
   Whirlpool Corp...............................................................           7,111           386,270
   Wiley (John) & Sons, Inc. Class A............................................           4,420           200,624
   Williams Controls, Inc.......................................................             600             6,714
   Williams-Sonoma, Inc.........................................................           8,360           299,790
   Winmark Corp.................................................................             300            20,601
 #*Winnebago Industries, Inc....................................................           2,200            20,108
 #*WMS Industries, Inc..........................................................           5,290           115,798
   Wolverine World Wide, Inc....................................................           4,900           191,541
  #World Wrestling Entertainment, Inc. Class A..................................           3,100            29,419
   Wyndham Worldwide Corp.......................................................          16,802           668,048
   Wynn Resorts, Ltd............................................................          10,550         1,215,676
   Yum! Brands, Inc.............................................................          48,317         3,059,916
 #*Zale Corp....................................................................           2,400             6,840
 #*Zumiez, Inc..................................................................           2,100            59,976
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       174,865,384
                                                                                                   ---------------
Consumer Staples -- (9.4%)
   Alico, Inc...................................................................             496            11,477
  *Alliance One International, Inc..............................................           9,669            28,137
   Altria Group, Inc............................................................         221,200         6,282,080
   Andersons, Inc. (The)........................................................           1,500            60,825
   Archer-Daniels-Midland Co....................................................          69,652         1,994,137
   Avon Products, Inc...........................................................          37,050           658,378
   B&G Foods, Inc...............................................................           4,570           103,556
 #*Boston Beer Co., Inc. Class A (The)..........................................             900            90,045
   Brown-Forman Corp. Class A...................................................           6,235           495,495
   Brown-Forman Corp. Class B...................................................           8,663           703,522
   Bunge, Ltd...................................................................          15,335           878,235
   Calavo Growers, Inc..........................................................           1,264            34,381
  #Cal-Maine Foods, Inc.........................................................           2,100            79,716
  #Campbell Soup Co.............................................................          19,495           617,992
  #Casey's General Stores, Inc..................................................           3,700           188,478
 #*Central European Distribution Corp...........................................           5,975            24,498
  *Central Garden & Pet Co......................................................           1,175            10,270
 #*Central Garden & Pet Co. Class A.............................................           3,229            30,546
  *Chiquita Brands International, Inc...........................................           4,900            43,071
  #Church & Dwight Co., Inc.....................................................          15,300           694,161
   Clorox Co. (The).............................................................          11,200           768,992
   Coca-Cola Bottling Co........................................................             561            34,193
   Coca-Cola Co. (The)..........................................................         221,630        14,966,674
   Coca-Cola Enterprises, Inc...................................................          28,841           772,650
   Colgate-Palmolive Co.........................................................          51,702         4,690,405
   ConAgra Foods, Inc...........................................................          42,889         1,143,850
  *Constellation Brands, Inc. Class A...........................................          19,300           403,370
   Corn Products International, Inc.............................................           6,623           367,510
   Costco Wholesale Corp........................................................          46,800         3,850,236
   CVS Caremark Corp............................................................         139,897         5,840,700
  *Darling International, Inc...................................................          11,864           181,282

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  *Dean Foods Co................................................................          18,168   $       195,488
   Diamond Foods, Inc...........................................................           2,435            88,488
 #*Dole Food Co., Inc...........................................................           2,200            21,120
   Dr. Pepper Snapple Group, Inc................................................          22,078           857,068
  *Elizabeth Arden, Inc.........................................................           2,600            93,522
 #*Energizer Holdings, Inc......................................................           7,300           562,976
   Estee Lauder Cos., Inc.......................................................          25,800         1,494,594
 #*Farmer Brothers Co...........................................................           1,300            12,974
  #Flowers Foods, Inc...........................................................          11,877           229,820
   Fortune Brands, Inc..........................................................          13,180           689,446
   Fresh Del Monte Produce, Inc.................................................           3,542            86,708
 #*Fresh Market, Inc. (The).....................................................           2,218            95,507
   General Mills, Inc...........................................................          69,007         2,748,549
 #*Green Mountain Coffee Roasters, Inc..........................................          13,458           717,850
   H.J. Heinz Co................................................................          31,761         1,646,808
  *Hain Celestial Group, Inc. (The).............................................           4,000           154,360
 #*Heckmann Corp................................................................           9,577            48,938
   Herbalife, Ltd...............................................................          17,300         1,001,324
   Hershey Co. (The)............................................................          17,824         1,088,690
   Hormel Foods Corp............................................................          15,700           451,846
  #Imperial Sugar Co............................................................           1,726             5,886
   Ingles Markets, Inc. Class A.................................................           1,110            19,347
   Inter Parfums, Inc...........................................................           1,460            24,382
   J & J Snack Foods Corp.......................................................           1,691            86,292
   J.M. Smucker Co..............................................................          11,976           943,469
  *John B. Sanfilippo & Son, Inc................................................           1,301            12,841
   Kellogg Co...................................................................          24,735         1,224,877
   Kimberly-Clark Corp..........................................................          40,425         2,892,813
   Kraft Foods, Inc. Class A....................................................         179,972         6,892,928
   Kroger Co. (The).............................................................          56,043         1,331,582
  #Lancaster Colony Corp........................................................           1,900           132,031
 #*Lifeway Foods, Inc...........................................................             315             2,936
   Lorillard, Inc...............................................................          14,608         1,568,753
   McCormick & Co., Inc. Non-Voting.............................................          12,114           612,242
   McCormick & Co., Inc. Voting.................................................             607            30,623
   Mead Johnson Nutrition Co....................................................          22,000         1,629,980
  *Medifast, Inc................................................................           2,100            34,608
  #Molson Coors Brewing Co. Class B.............................................          13,905           596,385
   Nash-Finch Co................................................................           1,300            37,973
 #*National Beverage Corp.......................................................           3,591            60,077
  *Natural Alternatives International, Inc......................................           1,000             9,150
   Nu Skin Enterprises, Inc. Class A............................................           6,221           310,739
  *Nutraceutical International Corp.............................................           1,559            20,033
   Oil-Dri Corp. of America.....................................................             641            13,455
  *Omega Protein Corp...........................................................           2,100            18,081
  *Overhill Farms, Inc..........................................................           2,000             8,160
  *Pantry, Inc..................................................................           3,100            37,324
   PepsiCo, Inc.................................................................         155,301        10,198,617
   Philip Morris International, Inc.............................................         190,143        14,216,992
  *Physicians Formula Holdings, Inc.............................................           1,158             3,497
 #*Pilgrim's Pride Corp.........................................................             400             2,152
  *Prestige Brands Holdings, Inc................................................           4,300            55,212
   PriceSmart, Inc..............................................................           3,000           199,950
   Procter & Gamble Co. (The)...................................................         283,423        17,866,986
  *Ralcorp Holdings, Inc........................................................           5,695           498,028
   Reliv' International, Inc....................................................           1,707             2,134
 #*Revlon, Inc..................................................................           1,386            21,843
   Reynolds American, Inc.......................................................          37,100         1,455,433
   Rocky Mountain Chocolate Factory, Inc........................................             950             8,227
   Ruddick Corp.................................................................           4,800           193,632
  #Safeway, Inc.................................................................          35,073           770,905

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Sanderson Farms, Inc.........................................................           1,850   $        94,239
   Sara Lee Corp................................................................          58,053         1,111,715
  *Schiff Nutrition International, Inc..........................................           1,800            19,206
  *Smart Balance, Inc...........................................................           8,197            43,444
  *Smithfield Foods, Inc........................................................          13,400           299,222
   Snyders-Lance, Inc...........................................................           2,696            61,981
   Spartan Stores, Inc..........................................................           2,181            40,872
 #*Spectrum Brands Holdings, Inc................................................           1,735            50,228
  #SUPERVALU, Inc...............................................................          20,097           138,870
  *Susser Holdings Corp.........................................................           1,000            23,850
   Sysco Corp...................................................................          59,131         1,780,434
  #Tootsie Roll Industries, Inc.................................................           1,489            36,093
 #*TreeHouse Foods, Inc.........................................................           3,830           216,548
   Tyson Foods, Inc. Class A....................................................          31,488           586,936
  *United Natural Foods, Inc....................................................           4,800           211,440
   United-Guardian, Inc.........................................................             600             9,630
  #Universal Corp...............................................................           2,600           116,688
 #*USANA Health Sciences, Inc...................................................             500            17,390
  #Vector Group, Ltd............................................................           4,602            80,121
   Walgreen Co..................................................................          89,700         2,992,392
   Wal-Mart Stores, Inc.........................................................         203,750        12,502,100
   WD-40 Co.....................................................................           1,600            69,984
   Weis Markets, Inc............................................................           1,930            81,581
   Whole Foods Market, Inc......................................................          16,183         1,198,027
  *Winn-Dixie Stores, Inc.......................................................           7,429            70,204
                                                                                                   ---------------
Total Consumer Staples..........................................................                       144,238,708
                                                                                                   ---------------
Energy -- (10.7%)
   Adams Resources & Energy, Inc................................................             300            11,439
   Alon USA Energy, Inc.........................................................           1,957            18,905
  *Alpha Natural Resources, Inc.................................................          12,617           253,854
   Anadarko Petroleum Corp......................................................          51,085         4,123,581
   Apache Corp..................................................................          38,602         3,816,966
 #*Approach Resources, Inc......................................................           2,549            89,546
   Arch Coal, Inc...............................................................          16,500           238,095
 #*Atwood Oceanics, Inc.........................................................           5,400           248,292
   Baker Hughes, Inc............................................................          44,294         2,176,164
  *Basic Energy Services, Inc...................................................           3,900            70,239
  #Berry Petroleum Co. Class A..................................................           4,900           220,549
  *Bill Barrett Corp............................................................           5,020           138,652
   Bolt Technology Corp.........................................................           1,050            12,590
 #*BPZ Resources, Inc...........................................................          10,000            32,600
   Bristow Group, Inc...........................................................           3,565           174,899
   Cabot Oil & Gas Corp.........................................................          22,400           714,560
  *Cal Dive International, Inc..................................................           9,937            29,910
  *Callon Petroleum Co..........................................................           4,302            25,812
  *Cameron International Corp...................................................          25,959         1,381,019
   CARBO Ceramics, Inc..........................................................           1,950           189,638
  *Carrizo Oil & Gas, Inc.......................................................           3,600            87,444
   Chesapeake Energy Corp.......................................................          71,338         1,507,372
   Chevron Corp.................................................................         201,396        20,759,900
   Cimarex Energy Co............................................................           7,433           433,939
 #*Clayton Williams Energy, Inc.................................................           1,000            81,390
 #*Clean Energy Fuels Corp......................................................           4,800            71,808
  *Cloud Peak Energy, Inc.......................................................           5,872           111,274
  *Cobalt International Energy, Inc.............................................           8,826           176,873
  *Complete Production Services, Inc............................................           6,580           221,746
  *Comstock Resources, Inc......................................................           4,800            57,792
  *Concho Resources, Inc........................................................           9,400         1,002,604
   ConocoPhillips...............................................................         129,055         8,802,842
   Consol Energy, Inc...........................................................          24,200           864,908

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Contango Oil & Gas Co........................................................           1,000   $        62,280
 #*Continental Resources, Inc...................................................           4,590           370,321
  *Core Laboratories NV.........................................................           1,318           140,011
  *CREDO Petroleum Corp.........................................................           1,072            10,988
  *Crimson Exploration, Inc.....................................................           3,820            11,269
  *Crosstex Energy, Inc.........................................................           5,400            67,824
  *CVR Energy, Inc..............................................................           8,807           219,647
  *Dawson Geophysical Co........................................................             600            21,354
   Delek US Holdings, Inc.......................................................             900            11,331
  *Denbury Resources, Inc.......................................................          37,770           712,342
   Devon Energy Corp............................................................          39,386         2,513,221
   DHT Holdings, Inc............................................................           1,559             1,653
  #Diamond Offshore Drilling, Inc...............................................           6,700           417,410
  *Double Eagle Petroleum Co....................................................             267             1,770
 #*Dresser-Rand Group, Inc......................................................           7,500           384,225
 #*Dril-Quip, Inc...............................................................           3,133           206,684
   El Paso Corp.................................................................          83,483         2,243,188
 #*Endeavour International Corp.................................................           3,414            36,120
   Energen Corp.................................................................           7,400           356,458
  *Energy Partners, Ltd.........................................................           3,224            51,520
  *Energy XXI (Bermuda), Ltd....................................................           3,872           127,118
  *ENGlobal Corp................................................................           3,200             6,720
   EOG Resources, Inc...........................................................          27,039         2,869,919
   EQT Corp.....................................................................          15,242           770,026
  #EXCO Resources, Inc..........................................................          12,750           100,215
  *Exterran Holdings, Inc.......................................................           6,100            56,608
   Exxon Mobil Corp.............................................................         494,047        41,371,496
  *FMC Technologies, Inc........................................................          23,864         1,219,689
 #*Forest Oil Corp..............................................................          11,189           145,457
 #*FX Energy, Inc...............................................................           1,388             7,662
 #*GeoResources, Inc............................................................           1,607            49,190
 #*GMX Resources, Inc...........................................................           5,489             4,830
  *Green Plains Renewable Energy, Inc...........................................           2,214            25,129
   Gulf Island Fabrication, Inc.................................................           1,100            33,385
  *Gulfmark Offshore, Inc. Class A..............................................           2,800           128,016
  *Gulfport Energy Corp.........................................................           4,900           161,063
   Halliburton Co...............................................................          93,023         3,421,386
 #*Harvest Natural Resources, Inc...............................................           3,600            24,768
  *Helix Energy Solutions Group, Inc............................................          10,266           168,876
   Helmerich & Payne, Inc.......................................................          11,191           690,597
  *Hercules Offshore, Inc.......................................................           9,300            41,757
   Hess Corp....................................................................          31,322         1,763,429
  *HKN, Inc.....................................................................           1,513             3,798
   HollyFrontier Corp...........................................................          22,236           652,404
  *Hornbeck Offshore Services, Inc..............................................           2,700            88,263
 #*ION Geophysical Corp.........................................................          11,100            82,473
 #*James River Coal Co..........................................................           3,290            20,694
  *Key Energy Services, Inc.....................................................          13,200           191,136
  *Kodiak Oil & Gas Corp........................................................          23,488           213,036
  *Lone Pine Resources, Inc.....................................................           6,853            45,710
  #Lufkin Industries, Inc.......................................................           2,800           210,616
   Marathon Oil Corp............................................................          72,865         2,287,232
   Marathon Petroleum Corp......................................................          36,564         1,397,476
  *Matrix Service Co............................................................           2,900            33,756
  *McDermott International, Inc.................................................          20,320           247,091
 #*McMoran Exploration Co.......................................................           9,200           107,916
  *Mitcham Industries, Inc......................................................           1,600            35,136
   Murphy Oil Corp..............................................................          18,964         1,130,254
  *Nabors Industries, Ltd.......................................................          26,057           485,181
   National Oilwell Varco, Inc..................................................          43,450         3,214,431
  *Natural Gas Services Group, Inc..............................................           1,600            22,064

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Newfield Exploration Co......................................................          12,000   $       453,720
  *Newpark Resources, Inc.......................................................           9,500            77,330
  *Noble Corp...................................................................          23,004           801,459
   Noble Energy, Inc............................................................          19,002         1,912,931
 #*Northern Oil & Gas, Inc......................................................           5,185           129,625
 #*Oasis Petroleum, Inc.........................................................           4,710           158,915
   Occidental Petroleum Corp....................................................          82,438         8,224,839
   Oceaneering International, Inc...............................................          11,600           563,644
  *Oil States International, Inc................................................           5,000           398,450
  #Overseas Shipholding Group, Inc..............................................           2,700            34,317
  *OYO Geospace Corp............................................................             500            44,005
   Panhandle Oil & Gas, Inc. Class A............................................           1,000            28,740
  *Parker Drilling Co...........................................................          12,107            78,696
 #*Patriot Coal Corp............................................................           9,292            70,619
   Patterson-UTI Energy, Inc....................................................          15,402           290,636
   Peabody Energy Corp..........................................................          23,123           788,263
   Penn Virginia Corp...........................................................           3,900            18,057
  *Petroleum Development Corp...................................................           1,462            45,512
 #*PetroQuest Energy, Inc.......................................................           5,400            34,668
  *PHI, Inc. Non-Voting.........................................................           1,795            47,316
 #*Pioneer Drilling Co..........................................................           4,800            42,816
   Pioneer Natural Resources Co.................................................          10,608         1,053,374
  *Plains Exploration & Production Co...........................................          14,748           556,295
  *PostRock Energy Corp.........................................................           1,042             3,564
   QEP Resources, Inc...........................................................          17,400           498,336
 #*Quicksilver Resources, Inc...................................................          10,100            50,601
   Range Resources Corp.........................................................          17,200           989,344
 #*Rex Energy Corp..............................................................           4,000            37,840
  *Rosetta Resources, Inc.......................................................           5,410           259,626
  *Rowan Cos., Inc..............................................................          13,381           455,088
  #RPC, Inc.....................................................................           6,150            93,788
 #*SandRidge Energy, Inc........................................................          32,659           254,087
   Schlumberger, Ltd............................................................         132,518         9,961,378
  *SEACOR Holdings, Inc.........................................................           2,200           201,366
  *SemGroup Corp. Class A.......................................................           3,077            81,448
  #Ship Finance International, Ltd..............................................           6,400            71,872
  #SM Energy Co.................................................................           6,800           493,544
   Southern Union Co............................................................          12,146           526,772
  *Southwestern Energy Co.......................................................          33,840         1,053,778
   Spectra Energy Corp..........................................................          70,548         2,221,557
  *Stone Energy Corp............................................................           4,300           120,615
   Sunoco, Inc..................................................................          10,391           398,599
  *Superior Energy Services, Inc................................................           8,200           233,782
  *Swift Energy Co..............................................................           3,830           126,964
   Teekay Corp..................................................................           4,349           119,250
  *Tesco Corp...................................................................              70               972
  *Tesoro Corp..................................................................          13,080           327,392
  *Tetra Technologies, Inc......................................................           8,150            76,121
  *TGC Industries, Inc..........................................................           1,588            12,958
   Tidewater, Inc...............................................................           5,500           296,175
   Transocean, Ltd..............................................................          34,424         1,628,255
  *Ultra Petroleum Corp.........................................................          13,109           315,009
  *Union Drilling, Inc..........................................................           1,990            12,796
  *Unit Corp....................................................................           3,700           167,425
 #*USEC, Inc....................................................................          14,099            26,929
  *VAALCO Energy, Inc...........................................................           7,100            44,162
   Valero Energy Corp...........................................................          57,400         1,377,026
  *Venoco, Inc..................................................................           2,091            22,186
   W&T Offshore, Inc............................................................           4,700           101,567
  *Warren Resources, Inc........................................................           5,600            19,936
  *Weatherford International, Ltd...............................................          78,083         1,307,109

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
 #*Western Refining, Inc........................................................           6,000   $        99,180
 #*Westmoreland Coal Co.........................................................             837            10,128
  *Whiting Petroleum Corp.......................................................          11,300           566,017
  *Willbros Group, Inc..........................................................           4,500            19,170
   Williams Cos., Inc. (The)....................................................          62,734         1,807,994
   World Fuel Services Corp.....................................................           7,550           342,619
  *WPX Energy, Inc..............................................................          20,911           344,619
                                                                                                   ---------------
Total Energy....................................................................                       162,675,992
                                                                                                   ---------------
Financials -- (11.2%)
   1st Source Corp..............................................................           1,990            49,830
  *1st United Bancorp, Inc......................................................             973             5,604
   ACE, Ltd.....................................................................          36,261         2,523,766
   Advance America Cash Advance Centers, Inc....................................           6,515            51,273
  *Affiliated Managers Group, Inc...............................................           5,480           550,795
  *Affirmative Insurance Holdings, Inc..........................................           1,600             1,824
   Aflac, Inc...................................................................          40,094         1,933,734
  *Allegheny Corp...............................................................             569           164,640
   Allied World Assurance Co. Holdings AG.......................................           3,700           227,661
   Allstate Corp. (The).........................................................          52,674         1,519,645
   Alterra Capital Holdings, Ltd................................................           6,900           166,773
  *Altisource Portfolio Solutions SA............................................           2,400           128,376
  *American Capital, Ltd........................................................          35,406           291,037
   American Equity Investment Life Holding Co...................................           5,390            62,147
   American Express Co..........................................................         102,590         5,143,863
   American Financial Group, Inc................................................           6,750           247,522
  *American International Group, Inc............................................          13,600           341,496
   American National Insurance Co...............................................             664            48,372
  *American River Bankshares....................................................             882             5,204
  *American Safety Insurance Holdings, Ltd......................................           1,000            21,750
   Ameriprise Financial, Inc....................................................          21,340         1,142,757
 #*Ameris BanCorp...............................................................           1,951            20,915
  *AMERISAFE, Inc...............................................................           2,573            63,244
  *AmeriServe Financial, Inc....................................................             100               228
   AmTrust Financial Services, Inc..............................................           4,400           114,092
   Aon Corp.....................................................................          29,329         1,420,403
  *Arch Capital Group, Ltd......................................................          13,910           501,455
   Argo Group International Holdings, Ltd.......................................           3,580           103,140
   Arrow Financial Corp.........................................................           1,162            30,502
   Artio Global Investors, Inc..................................................           2,673            12,002
   Aspen Insurance Holdings, Ltd................................................           7,074           187,885
 #*Asset Acceptance Capital Corp................................................           2,117             9,823
   Associated Banc-Corp.........................................................          17,760           221,290
   Assurant, Inc................................................................           9,500           376,200
   Assured Guaranty, Ltd........................................................          17,100           265,221
   Asta Funding, Inc............................................................             400             2,992
   Astoria Financial Corp.......................................................           8,620            71,805
  *Atlantic Coast Financial Corp................................................             137               330
 #*Avatar Holdings, Inc.........................................................           1,000             9,770
   Axis Capital Holdings, Ltd...................................................          12,640           389,059
   Baldwin & Lyons, Inc. Class B................................................             562            12,330
   BancFirst Corp...............................................................           1,400            56,224
  *Bancorp, Inc.................................................................           2,299            18,438
  #BancorpSouth, Inc............................................................           9,405           105,618
 #*BancTrust Financial Group, Inc...............................................           2,903             3,716
   Bank Mutual Corp.............................................................           6,120            24,541
   Bank of America Corp.........................................................         879,379         6,269,972
   Bank of Hawaii Corp..........................................................           5,000           228,600
   Bank of New York Mellon Corp. (The)..........................................         117,366         2,362,578
  #Bank of the Ozarks, Inc......................................................           3,800           106,362
   BankFinancial Corp...........................................................           2,730            15,124

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Banner Corp..................................................................           1,404   $        27,575
   BB&T Corp....................................................................          70,482         1,916,406
  *BBCN Bancorp, Inc............................................................           4,913            49,720
  *Beneficial Mutual Bancorp, Inc...............................................           3,852            34,090
  *Berkshire Hathaway, Inc......................................................         177,531        13,913,104
   Berkshire Hills Bancorp, Inc.................................................           2,505            56,663
  #BGC Partners, Inc. Class A...................................................           7,700            48,202
   BlackRock, Inc...............................................................          10,095         1,837,290
 #*BofI Holding, Inc............................................................             900            15,039
  #BOK Financial Corp...........................................................           2,387           132,956
   Boston Private Financial Holdings, Inc.......................................           7,520            61,965
   Brookline Bancorp, Inc.......................................................           6,047            56,056
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares.................................             100                --
   Brown & Brown, Inc...........................................................          13,100           298,418
   Bryn Mawr Bank Corp..........................................................           1,149            23,106
   Calamos Asset Management, Inc. Class A.......................................           1,676            20,933
   Camden National Corp.........................................................             900            30,960
  #Capital City Bank Group, Inc.................................................           1,069             9,354
   Capital One Financial Corp...................................................          46,772         2,139,819
   Capital Southwest Corp.......................................................             344            30,527
  *CapitalSource, Inc...........................................................          30,676           211,971
   Capitol Federal Financial, Inc...............................................          16,210           187,226
   Cardinal Financial Corp......................................................           2,805            31,444
   Cash America International, Inc..............................................           3,135           137,501
   Cathay General BanCorp.......................................................           6,714           105,678
  #CBOE Holdings, Inc...........................................................           8,790           224,936
  *CBRE Group, Inc. Class A.....................................................          24,600           474,780
   Center Bancorp, Inc..........................................................           1,915            18,288
   Centerstate Banks, Inc.......................................................           1,000             7,050
   Charles Schwab Corp. (The)...................................................          97,228         1,132,706
   Chemical Financial Corp......................................................           3,399            76,919
   Chubb Corp. (The)............................................................          31,017         2,090,856
   Cincinnati Financial Corp....................................................          16,109           526,442
  *CIT Group, Inc...............................................................          19,881           758,261
   Citigroup, Inc...............................................................         256,100         7,867,392
  *Citizens Community Bancorp, Inc..............................................             600             3,450
 #*Citizens, Inc................................................................           4,015            41,395
  #City Holding Co..............................................................           1,500            53,310
   City National Corp...........................................................           4,800           220,224
  #Clifton Savings Bancorp, Inc.................................................           1,350            13,824
   CME Group, Inc...............................................................           6,267         1,501,009
   CNA Financial Corp...........................................................          17,536           482,766
   CNB Financial Corp...........................................................             280             4,623
  *CNO Financial Group, Inc.....................................................          21,200           142,464
   CoBiz Financial, Inc.........................................................           3,100            18,538
  #Cohen & Steers, Inc..........................................................           2,055            69,397
   Columbia Banking System, Inc.................................................           3,193            67,053
   Comerica, Inc................................................................          18,592           514,441
   Commerce Bancshares, Inc.....................................................           7,379           286,453
   Community Bank System, Inc...................................................           3,381            92,504
   Community Trust Bancorp, Inc.................................................           1,590            48,988
 #*CompuCredit Holdings Corp....................................................           1,880             7,605
   Consolidated-Tokoma Land Co..................................................             681            19,477
  *Cowen Group, Inc. Class A....................................................           4,050            10,935
   Crawford & Co. Class A.......................................................           4,017            15,666
  #Crawford & Co. Class B.......................................................           1,800            10,224
 #*Credit Acceptance Corp.......................................................           1,412           119,201
   Cullen Frost Bankers, Inc....................................................           5,321           296,220
  #CVB Financial Corp...........................................................           9,813           103,331
   Delphi Financial Group, Inc. Class A.........................................           4,900           218,099
 #*DFC Global Corp..............................................................           3,924            77,303

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Diamond Hill Investment Group, Inc...........................................             293   $        22,388
   Dime Community Bancshares, Inc...............................................           2,700            37,206
   Discover Financial Services..................................................          55,700         1,513,926
   Donegal Group, Inc. Class A..................................................           1,374            20,967
   Duff & Phelps Corp. Class A..................................................           3,100            47,523
  *E*Trade Financial Corp.......................................................          29,290           239,885
   East West Bancorp, Inc.......................................................          14,046           308,450
   Eastern Insurance Holdings, Inc..............................................              64               907
   Eaton Vance Corp.............................................................          10,100           259,469
   Edelman Financial Group, Inc.................................................           2,645            18,885
 #*eHealth, Inc.................................................................           2,800            45,304
   EMC Insurance Group, Inc.....................................................             866            19,546
   Employers Holdings, Inc......................................................           3,900            70,044
  *Encore Bancshares, Inc.......................................................             300             4,023
  *Encore Capital Group, Inc....................................................           2,009            47,212
   Endurance Specialty Holdings, Ltd............................................           3,900           145,860
  *Enstar Group, Ltd............................................................             952            94,753
   Enterprise Financial Services Corp...........................................           1,766            21,881
   Epoch Holding Corp...........................................................           2,148            51,144
   Erie Indemnity Co............................................................           4,857           372,386
   ESSA Bancorp, Inc............................................................           1,856            18,690
   Evercore Partners, Inc. Class A..............................................           2,400            67,656
   Everest Re Group, Ltd........................................................           5,600           478,240
  *EZCORP, Inc..................................................................           4,723           126,671
  #F.N.B. Corp..................................................................          10,409           121,993
   FBL Financial Group, Inc. Class A............................................           2,100            72,954
   Federal Agricultural Mortgage Corp. Class C..................................           1,781            34,551
  #Federated Investors, Inc. Class B............................................           6,462           110,371
   Fidelity National Financial, Inc. Class A....................................          22,699           412,895
   Fidelity Southern Corp.......................................................           1,073             7,165
   Fifth Third Bancorp..........................................................          95,899         1,247,646
   Financial Institutions, Inc..................................................             807            13,792
  *First Acceptance Corp........................................................             181               208
   First American Financial Corp................................................           9,456           140,138
   First BanCorp................................................................           1,500            17,460
   First Busey Corp.............................................................           7,017            35,155
  *First Cash Financial Services, Inc...........................................           3,522           141,760
   First Citizens BancShares, Inc. Class A......................................             100            17,642
   First Commonwealth Financial Corp............................................           7,145            39,583
   First Community Bancshares, Inc..............................................           1,100            14,036
   First Defiance Financial Corp................................................           1,538            23,808
   First Financial BanCorp......................................................           4,812            83,633
  #First Financial Bankshares, Inc..............................................           3,585           122,177
   First Financial Corp.........................................................           1,300            45,526
   First Financial Holdings, Inc................................................           1,825            17,721
  *First Financial Northwest, Inc...............................................           2,411            15,696
   First Horizon National Corp..................................................          23,830           208,036
   First Interstate Bancsystem, Inc.............................................             352             4,844
   First Merchants Corp.........................................................           1,745            17,188
   First Midwest Bancorp, Inc...................................................           6,370            69,306
   First Niagara Financial Group, Inc...........................................          25,368           242,772
   First Pactrust Bancorp, Inc..................................................             251             3,042
  *First South Bancorp, Inc.....................................................           1,685             5,931
   FirstMerit Corp..............................................................           9,666           151,660
   Flagstone Reinsurance Holdings SA............................................           3,394            29,630
   Flushing Financial Corp......................................................           2,163            28,357
  *Forest City Enterprises, Inc. Class A........................................          10,200           133,926
  *Forest City Enterprises, Inc. Class B........................................           3,286            43,244
  *Forestar Group, Inc..........................................................           2,164            34,451
   Fox Chase Bancorp, Inc.......................................................             900            11,376
   Franklin Resources, Inc......................................................          15,400         1,633,940

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Fulton Financial Corp........................................................          20,459   $       190,064
   Gallagher (Arthur J.) & Co...................................................          11,925           397,580
   GAMCO Investors, Inc.........................................................             632            29,388
  *Genworth Financial, Inc. Class A.............................................          44,600           343,866
  #German American Bancorp, Inc.................................................           1,398            28,128
  *GFI Group, Inc...............................................................           8,500            39,355
   Glacier Bancorp, Inc.........................................................           5,934            82,898
  *Gleacher & Co., Inc..........................................................           1,004             1,677
  *Global Indemnity P.L.C.......................................................           1,204            24,188
   Goldman Sachs Group, Inc. (The)..............................................          40,900         4,559,123
  #Great Southern Bancorp, Inc..................................................           1,100            26,730
 #*Green Dot Corp. Class A......................................................           2,200            62,436
  *Greene Bancshares, Inc.......................................................             700               889
  #Greenhill & Co., Inc.........................................................           2,100            97,776
  *Greenlight Capital Re, Ltd. Class A..........................................           3,500            89,845
  *Guaranty BanCorp.............................................................             207               308
  *Hallmark Financial Services, Inc.............................................           2,534            17,535
   Hampden Bancorp, Inc.........................................................             504             6,134
   Hancock Holding Co...........................................................           7,671           254,677
   Hanover Insurance Group, Inc. (The)..........................................           4,600           167,256
   Harleysville Group, Inc......................................................           1,675            94,671
  *Harris & Harris Group, Inc...................................................           3,600            15,912
   Hartford Financial Services Group, Inc.......................................          39,524           692,460
   HCC Insurance Holdings, Inc..................................................          11,125           308,830
   Heartland Financial USA, Inc.................................................           1,732            28,578
  *Heritage Commerce Corp.......................................................             841             4,171
   Heritage Financial Corp......................................................             905            12,697
   Heritage Financial Group, Inc................................................           1,473            16,925
  *HFF, Inc.....................................................................           3,404            48,030
  *Hilltop Holdings, Inc........................................................           7,200            62,136
  *Home Bancorp, Inc............................................................             189             3,016
   Home Bancshares, Inc.........................................................           2,952            76,929
   Home Federal Bancorp, Inc....................................................           2,521            25,992
   HopFed Bancorp, Inc..........................................................             208             1,622
   Horace Mann Educators Corp...................................................           3,400            53,176
   Hudson City Bancorp, Inc.....................................................          50,766           341,655
   Hudson Valley Holding Corp...................................................           1,023            22,455
   Huntington Bancshares, Inc...................................................          90,200           515,042
   IBERIABANK Corp..............................................................           2,325           121,551
  *ICG Group, Inc...............................................................           3,900            34,983
   Independence Holding Co......................................................           2,400            22,824
   Independent Bank Corp........................................................           1,972            54,703
   Infinity Property & Casualty Corp............................................             800            46,624
   Interactive Brokers Group, Inc. Class A......................................           4,380            66,226
  *IntercontinentalExchange, Inc................................................           7,161           819,791
   International Bancshares Corp................................................           6,326           121,586
  *Intervest Bancshares Corp. Class A...........................................             254               737
  *INTL FCStone, Inc............................................................           1,415            36,337
   Invesco, Ltd.................................................................          41,868           944,961
  *Investment Technology Group, Inc.............................................           3,824            43,364
 #*Investors Bancorp, Inc.......................................................           3,800            56,088
  #Janus Capital Group, Inc.....................................................          17,800           140,086
   Jefferies Group, Inc.........................................................          12,073           183,630
   JMP Group, Inc...............................................................           2,391            17,646
   Jones Lang LaSalle, Inc......................................................           4,000           315,040
   JPMorgan Chase & Co..........................................................         376,324        14,036,885
   Kaiser Federal Financial Group, Inc..........................................             784            10,372
  #KBW, Inc.....................................................................           3,585            62,128
   Kearny Financial Corp........................................................           2,846            26,269
   Kemper Corp..................................................................           5,200           154,804
   KeyCorp......................................................................          99,458           772,789

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Knight Capital Group, Inc. Class A...........................................           9,475   $       123,080
   Lakeland Bancorp, Inc........................................................           2,702            26,939
   Lakeland Financial Corp......................................................           1,700            43,078
   Legg Mason, Inc..............................................................          13,474           343,183
   Leucadia National Corp.......................................................          20,060           556,866
   Life Partners Holdings, Inc..................................................           1,000             4,630
   Lincoln National Corp........................................................          28,868           621,817
   LNB Bancorp, Inc.............................................................             634             3,430
   Loews Corp...................................................................          33,655         1,255,668
  *Louisiana Bancorp, Inc.......................................................             200             3,170
 #*LPL Investment Holdings, Inc.................................................             501            16,458
   M&T Bank Corp................................................................          11,877           947,072
 #*Macatawa Bank Corp...........................................................             886             2,330
   Maiden Holdings, Ltd.........................................................           4,691            43,720
   MainSource Financial Group, Inc..............................................           1,600            15,024
  *Markel Corp..................................................................             893           359,942
   MarketAxess Holdings, Inc....................................................           3,416           106,067
   Marlin Business Services Corp................................................           1,200            17,172
   Marsh & McLennan Cos., Inc...................................................          54,165         1,711,072
   MB Financial, Inc............................................................           4,600            83,490
 #*MBIA, Inc....................................................................          10,700           131,824
   MCG Capital Corp.............................................................           6,400            29,952
   Meadowbrook Insurance Group, Inc.............................................           6,115            60,967
   Medallion Financial Corp.....................................................           3,100            34,379
   Merchants Bancshares, Inc....................................................             694            19,744
   Mercury General Corp.........................................................           3,136           137,043
  *Meridian Interstate Bancorp, Inc.............................................           1,744            22,532
   MetLife, Inc.................................................................          99,945         3,531,057
  *Metro Bancorp, Inc...........................................................           1,994            21,814
  *MGIC Investment Corp.........................................................          15,500            58,745
   MidSouth Bancorp, Inc........................................................             900            11,745
   Montpelier Re Holdings, Ltd..................................................           5,500            95,535
   Moody's Corp.................................................................          20,707           770,922
   Morgan Stanley...............................................................         144,455         2,694,086
 #*MSCI, Inc....................................................................          11,994           390,765
  *NASDAQ OMX Group, Inc. (The).................................................          12,931           320,430
  *National Financial Partners Corp.............................................           3,900            60,060
   National Interstate Corp.....................................................             888            23,186
   National Penn Bancshares, Inc................................................          13,257           115,203
  *Navigators Group, Inc. (The).................................................           1,805            86,243
   NBT Bancorp, Inc.............................................................           3,984            89,640
   Nelnet, Inc. Class A.........................................................           3,140            77,401
   New England Bancshares, Inc..................................................           1,000            10,015
   New York Community Bancorp, Inc..............................................          40,175           509,821
  *NewStar Financial, Inc.......................................................           3,834            37,266
   Northeast Community Bancorp, Inc.............................................           1,626            11,154
   Northern Trust Corp..........................................................          22,514           927,802
   Northfield Bancorp, Inc......................................................           3,409            50,112
   Northrim Bancorp, Inc........................................................             600            12,054
   Northwest Bancshares, Inc....................................................          10,509           129,471
   NYSE Euronext, Inc...........................................................          18,093           480,550
   OceanFirst Financial Corp....................................................           1,629            22,073
  *Ocwen Financial Corp.........................................................           9,800           141,022
   Old National BanCorp.........................................................           8,001            94,172
   Old Republic International Corp..............................................          24,986           246,862
  *OmniAmerican Bancorp, Inc....................................................             497             8,176
   OneBeacon Insurance Group, Ltd. Class A......................................           3,200            50,816
   Oppenheimer Holdings, Inc. Class A...........................................             765            13,342
   Oriental Financial Group, Inc................................................           3,500            40,040
   Oritani Financial Corp.......................................................           6,231            80,816
 #*Pacific Capital BanCorp......................................................           1,498            41,794

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Pacific Continental Corp.....................................................           1,300   $        11,518
  *Pacific Mercantile BanCorp...................................................           1,425             5,272
   PacWest Bancorp..............................................................           2,792            59,386
   Park National Corp...........................................................           1,200            83,076
   PartnerRe, Ltd...............................................................           5,942           388,726
  *Patriot National BanCorp.....................................................             200               370
   Peapack-Gladstone Financial Corp.............................................           1,228            14,061
 #*Penson Worldwide, Inc........................................................           2,800             4,060
   Peoples Bancorp, Inc.........................................................           1,197            18,745
   People's United Financial, Inc...............................................          33,790           416,631
 #*PHH Corp.....................................................................           5,033            58,332
  *Phoenix Cos., Inc. (The).....................................................           7,000            14,420
  *PICO Holdings, Inc...........................................................           1,800            39,726
  *Pinnacle Financial Partners, Inc.............................................           3,495            58,856
  *Piper Jaffray Cos., Inc......................................................           1,704            37,914
   Platinum Underwriters Holdings, Ltd..........................................           4,187           143,405
   PNC Financial Services Group, Inc............................................          54,534         3,213,143
  *Popular, Inc.................................................................          98,348           154,406
 #*Portfolio Recovery Associates, Inc...........................................           1,900           123,405
  *Preferred Bank...............................................................             253             2,153
   Presidential Life Corp.......................................................           2,200            24,530
   Primerica, Inc...............................................................           3,156            77,322
   Principal Financial Group, Inc...............................................          29,000           791,990
   PrivateBancorp, Inc..........................................................           6,123            86,579
   ProAssurance Corp............................................................           3,400           277,542
  *Progressive Corp.............................................................          60,720         1,231,402
  #Prosperity Bancshares, Inc...................................................           4,600           190,946
   Protective Life Corp.........................................................           8,300           207,583
   Provident Financial Services, Inc............................................           5,262            72,826
   Provident New York BanCorp...................................................           3,935            32,503
   Prudential Financial, Inc....................................................          49,290         2,821,360
   Pulaski Financial Corp.......................................................             342             2,483
  #Pzena Investment Management, Inc. Class A....................................             566             2,609
   QC Holdings, Inc.............................................................           1,034             3,433
  #Radian Group, Inc............................................................           8,700            23,925
   Raymond James Financial, Inc.................................................          11,175           391,125
   Regions Financial Corp.......................................................         117,794           614,885
   Reinsurance Group of America, Inc............................................           7,590           413,579
   RenaissanceRe Holdings, Ltd..................................................           4,400           321,684
  #Renasant Corp................................................................           2,122            33,485
   Republic Bancorp, Inc. Class A...............................................             805            20,455
  *Republic First Bancorp, Inc..................................................             500               875
   Resource America, Inc. Class A...............................................           2,228            12,410
  *Riverview Bancorp, Inc.......................................................           1,205             2,482
  #RLI Corp.....................................................................           1,944           138,646
   Rockville Financial, Inc.....................................................           2,466            26,830
  *Rodman & Renshaw Capital Group, Inc..........................................             200               172
   Roma Financial Corp..........................................................             710             7,327
   S&T Bancorp, Inc.............................................................           2,523            54,774
   S.Y. Bancorp, Inc............................................................           1,733            38,005
  *Safeguard Scientifics, Inc...................................................           1,767            28,095
   Safety Insurance Group, Inc..................................................           1,800            75,438
   Sandy Spring Bancorp, Inc....................................................           1,969            35,954
   SCBT Financial Corp..........................................................           1,022            31,610
   SeaBright Holdings, Inc......................................................           2,360            18,927
   SEI Investments Co...........................................................          15,303           281,116
   Selective Insurance Group, Inc...............................................           5,100            91,698
   SI Financial Group, Inc......................................................           1,347            13,982
   Sierra BanCorp...............................................................             240             2,191
 #*Signature Bank...............................................................           4,831           280,923
   Simmons First National Corp. Class A.........................................           1,469            40,471

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   SLM Corp.....................................................................          53,247   $       796,043
   Somerset Hills BanCorp.......................................................             992             7,772
  *Southern Community Financial Corp............................................             700               854
   Southside Bancshares, Inc....................................................           1,978            42,329
  *Southwest Bancorp, Inc.......................................................           1,600            13,360
 #*St. Joe Co. (The)............................................................           7,516           120,031
   StanCorp Financial Group, Inc................................................           4,400           170,104
   State Auto Financial Corp....................................................           1,800            22,536
   State Street Corp............................................................          51,206         2,006,251
   StellarOne Corp..............................................................           2,851            35,010
   Sterling Bancorp.............................................................           2,599            24,820
   Stewart Information Services Corp............................................             500             6,825
  *Stifel Financial Corp........................................................           5,161           186,106
 #*Suffolk BanCorp..............................................................             900            10,944
  *Sun Bancorp, Inc.............................................................           2,137             6,240
   SunTrust Banks, Inc..........................................................          50,157         1,031,729
   Susquehanna Bancshares, Inc..................................................          13,023           119,030
 #*SVB Financial Group..........................................................           4,191           243,246
   SWS Group, Inc...............................................................           1,770            13,010
   Symetra Financial Corp.......................................................           7,540            69,519
   Synovus Financial Corp.......................................................          71,876           125,064
   T. Rowe Price Group, Inc.....................................................          25,340         1,465,666
 #*Taylor Capital Group, Inc....................................................             851            10,527
  #TCF Financial Corp...........................................................          14,786           148,451
   TD Ameritrade Holding Corp...................................................          23,898           384,997
 #*Tejon Ranch Co...............................................................           1,649            46,996
   Territorial Bancorp, Inc.....................................................             840            17,371
 #*Texas Capital Bancshares, Inc................................................           3,603           114,287
 #*TFS Financial Corp...........................................................          11,114           100,026
   Thomas Properties Group, Inc.................................................           4,298            13,797
  *TIB Financial Corp...........................................................              45               462
  #Tompkins Financial Corp......................................................             934            37,771
   Torchmark Corp...............................................................           9,900           452,133
   Tower Bancorp, Inc...........................................................             250             7,698
   Tower Group, Inc.............................................................           4,921           106,244
  #TowneBank....................................................................           1,630            21,516
   Transatlantic Holdings, Inc..................................................           6,479           359,261
   Travelers Cos., Inc. (The)...................................................          42,702         2,489,527
  *Tree.com, Inc................................................................             721             4,232
   TriCo Bancshares.............................................................           1,628            24,322
   Trustco Bank Corp............................................................           7,300            40,807
   Trustmark Corp...............................................................           6,949           163,788
   U.S. BanCorp.................................................................         207,210         5,847,466
   UMB Financial Corp...........................................................           3,100           119,598
   Umpqua Holdings Corp.........................................................           9,973           121,371
   Union First Market Bankshares Corp...........................................           2,179            29,939
  #United Bankshares, Inc.......................................................           3,563            99,443
  *United Community Banks, Inc..................................................             540             4,099
  *United Community Financial Corp..............................................             563               698
   United Financial Bancorp, Inc................................................           1,725            27,842
   United Fire & Casualty Co....................................................           2,765            54,277
  *United Security Bancshares...................................................           1,530             3,688
   Universal Insurance Holdings, Inc............................................           2,136             8,565
   Univest Corp. of Pennsylvania................................................           1,893            28,054
   Unum Group...................................................................          31,700           723,711
   Validus Holdings, Ltd........................................................           6,469           207,461
  #Valley National BanCorp......................................................          18,748           223,476
   ViewPoint Financial Group....................................................           2,897            39,370
  *Virginia Commerce Bancorp, Inc...............................................           2,610            23,125
  *Virtus Investment Partners, Inc..............................................             650            51,590
  #Waddell & Reed Financial, Inc................................................           6,800           186,660

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Washington Banking Co........................................................           1,539   $        20,376
   Washington Federal, Inc......................................................           9,784           154,196
   Washington Trust Bancorp, Inc................................................           1,700            41,973
  *Waterstone Financial, Inc....................................................           1,611             3,947
   Webster Financial Corp.......................................................           7,208           152,810
   Wells Fargo & Co.............................................................         515,037        15,044,231
   WesBanco, Inc................................................................           2,465            49,201
   West Bancorporation, Inc.....................................................           2,033            19,761
  *West Coast BanCorp...........................................................           1,740            27,805
   Westamerica Bancorporation...................................................           3,200           148,640
  *Western Alliance Bancorp.....................................................           5,487            43,841
   Westfield Financial, Inc.....................................................           4,099            32,751
   Westwood Holdings Group, Inc.................................................             700            27,930
   White Mountains Insurance Group, Ltd.........................................             900           406,116
   Willis Group Holdings P.L.C..................................................          17,013           661,295
  *Wilshire Bancorp, Inc........................................................           2,428             8,498
   Wintrust Financial Corp......................................................           3,150            96,548
 #*World Acceptance Corp........................................................           1,300            82,836
  #WR Berkley Corp..............................................................          12,332           422,618
   XL Group P.L.C...............................................................          31,138           631,167
  *Yadkin Valley Financial Corp.................................................             471               975
   Zions Bancorporation.........................................................          17,764           299,146
  *ZipRealty, Inc...............................................................           2,357             2,569
                                                                                                   ---------------
Total Financials................................................................                       171,731,245
                                                                                                   ---------------
Health Care -- (11.0%)
  *Abaxis, Inc..................................................................           1,590            43,057
   Abbott Laboratories..........................................................         166,900         9,037,635
  *ABIOMED, Inc.................................................................           4,166            77,113
 #*Accretive Health, Inc........................................................           7,200           193,176
  *Accuray, Inc.................................................................           6,563            37,081
   Aetna, Inc...................................................................          36,510         1,595,487
  *Affymax, Inc.................................................................           2,611            20,862
  *Affymetrix, Inc..............................................................           6,729            32,366
  *Agilent Technologies, Inc....................................................          34,200         1,452,474
 #*Air Methods Corp.............................................................           1,457           122,825
  *Albany Molecular Research, Inc...............................................           3,400            10,404
  *Alere, Inc...................................................................           8,565           206,845
  *Alexion Pharmaceuticals, Inc.................................................          18,800         1,443,088
  *Align Technology, Inc........................................................           5,810           136,884
  *Alkermes P.L.C...............................................................          11,555           217,350
   Allergan, Inc................................................................          32,795         2,883,008
  *Alliance HealthCare Services, Inc............................................           5,000             5,700
 #*Allscripts Healthcare Solutions, Inc.........................................          19,460           372,075
  *Almost Family, Inc...........................................................             812            15,298
  *Alnylam Pharmaceuticals, Inc.................................................           3,400            39,304
  *Alphatec Holdings, Inc.......................................................           7,600            13,376
  *AMAG Pharmaceuticals, Inc....................................................           2,000            32,840
 #*Amedisys, Inc................................................................           3,037            31,888
  *American Dental Partners, Inc................................................           1,785            33,861
 #*AMERIGROUP Corp..............................................................           5,000           340,050
   AmerisourceBergen Corp.......................................................          26,780         1,043,617
   Amgen, Inc...................................................................          87,771         5,960,529
  *AMN Healthcare Services, Inc.................................................           6,328            32,210
  *Amsurg Corp..................................................................           3,550            91,412
   Analogic Corp................................................................           1,300            73,749
  *AngioDynamics, Inc...........................................................           3,150            40,824
  *Anika Therapeutics, Inc......................................................           1,888            17,370
 #*Ariad Pharmaceuticals, Inc...................................................          14,700           216,825
  *ArthroCare Corp..............................................................           2,548            78,759
   Assisted Living Concepts, Inc. Class A.......................................           1,830            28,694

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Astex Pharmaceuticals, Inc...................................................           5,837   $        15,818
 #*athenahealth, Inc............................................................           3,398           197,696
  *AtriCure, Inc................................................................             900            10,368
  *AVEO Pharmaceuticals, Inc....................................................           2,456            32,370
   Bard (C.R.), Inc.............................................................           8,600           795,672
   Baxter International, Inc....................................................          57,065         3,165,966
   Becton Dickinson & Co........................................................          19,817         1,553,851
  *BioClinica, Inc..............................................................           2,162            11,307
  *Biogen Idec, Inc.............................................................          25,600         3,018,752
 #*BioMarin Pharmaceutical, Inc.................................................          11,820           421,619
 #*BioMimetic Therapeutics, Inc.................................................             495               975
 #*Bio-Rad Laboratories, Inc. Class A...........................................           1,513           153,660
 #*Bio-Reference Labs, Inc......................................................           2,473            47,853
  *BioScrip, Inc................................................................           2,900            15,689
  *Boston Scientific Corp.......................................................         159,048           947,926
   Bristol-Myers Squibb Co......................................................         182,255         5,875,901
  *Brookdale Senior Living, Inc.................................................          10,600           186,560
 #*Bruker Corp..................................................................           6,800            96,560
  *Cambrex Corp.................................................................           3,827            30,080
   Cantel Medical Corp..........................................................           1,444            45,587
  *Capital Senior Living Corp...................................................           3,849            31,177
   Cardinal Health, Inc.........................................................          34,893         1,501,446
  *CareFusion Corp..............................................................          23,317           558,442
  *CAS Medical Systems, Inc.....................................................             417               742
 #*Catalyst Health Solutions, Inc...............................................           4,700           257,372
 #*Celgene Corp.................................................................          49,070         3,567,389
 #*Centene Corp.................................................................           4,800           216,960
 #*Cepheid, Inc.................................................................           6,296           277,402
 #*Cerner Corp..................................................................          14,400           876,816
  *Charles River Laboratories International, Inc................................           4,800           162,096
  #Chemed Corp..................................................................           2,300           129,122
   Cigna Corp...................................................................          29,000         1,300,070
 #*Codexis, Inc.................................................................           1,220             6,795
  *Community Health Systems, Inc................................................           8,800           164,560
   Computer Programs & Systems, Inc.............................................           1,336            76,486
  *Conceptus, Inc...............................................................           3,600            44,568
  *CONMED Corp..................................................................           2,735            80,409
   Cooper Cos., Inc. (The)......................................................           4,865           350,961
  *Corvel Corp..................................................................             900            43,812
 #*Covance, Inc.................................................................           5,500           240,955
  *Coventry Health Care, Inc....................................................          15,500           466,085
   Covidien P.L.C...............................................................          49,100         2,528,650
  *Cross Country Healthcare, Inc................................................           1,700            10,489
  *CryoLife, Inc................................................................           3,061            16,346
 #*Cubist Pharmaceuticals, Inc..................................................           7,273           296,884
  *Cumberland Pharmaceuticals, Inc..............................................           2,792            17,003
  *Cutera, Inc..................................................................           1,850            14,412
  *Cyberonics, Inc..............................................................           2,300            74,750
  *Cynosure, Inc. Class A.......................................................           1,600            22,288
  *DaVita, Inc..................................................................           9,370           766,560
   DENTSPLY International, Inc..................................................          14,700           554,778
  *DepoMed, Inc.................................................................           5,000            30,000
  *DUSA Pharmaceuticals, Inc....................................................           1,063             5,102
  *Dynacq Healthcare, Inc.......................................................             300               282
  *DynaVox, Inc. Class A........................................................           1,593             6,037
  *Edwards Lifesciences Corp....................................................          11,706           967,735
   Eli Lilly & Co...............................................................         111,375         4,426,042
 #*Emergent Biosolutions, Inc...................................................           2,866            48,636
 #*Emeritus Corp................................................................           2,705            47,229
 #*Endo Pharmaceuticals Holdings, Inc...........................................          12,031           447,192
 #*Endologix, Inc...............................................................              99             1,285

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   Ensign Group, Inc. (The).....................................................           1,431   $        37,936
  *Enzo Biochem, Inc............................................................           3,818             9,736
 #*Enzon Pharmaceuticals, Inc...................................................           4,617            32,919
  *eResearch Technology, Inc....................................................           5,286            29,284
  *Exactech, Inc................................................................           1,400            23,156
 #*Express Scripts, Inc.........................................................          45,400         2,322,664
  *Five Star Quality Care, Inc..................................................           2,100             7,623
  *Forest Laboratories, Inc.....................................................          26,607           845,570
  *Furiex Pharmaceuticals, Inc..................................................             833            13,203
  *Genomic Health, Inc..........................................................           1,850            51,338
 #*Gen-Probe, Inc...............................................................           4,794           320,862
  *Gentiva Health Services, Inc.................................................           3,177            23,065
 #*Gilead Sciences, Inc.........................................................          74,822         3,654,306
  *Greatbatch, Inc..............................................................           1,950            45,669
  *Haemonetics Corp.............................................................           2,600           168,896
  *Hanger Orthopedic Group, Inc.................................................           3,139            61,493
 #*Hansen Medical, Inc..........................................................           4,900            15,337
  *Harvard Bioscience, Inc......................................................           4,139            16,804
  *Health Management Associates, Inc............................................          23,724           152,071
  *Health Net, Inc..............................................................           8,898           335,811
 #*HealthSouth Corp.............................................................           9,122           175,963
  *HealthStream, Inc............................................................           2,809            52,191
  *Healthways, Inc..............................................................           3,100            23,436
 #*Henry Schein, Inc............................................................           9,246           655,449
  #Hill-Rom Holdings, Inc.......................................................           6,300           207,963
  *Hi-Tech Pharmacal Co., Inc...................................................           1,129            44,008
 #*HMS Holdings Corp............................................................           7,967           262,991
  *Hologic, Inc.................................................................          25,846           527,000
 #*Hospira, Inc.................................................................          17,344           597,674
   Humana, Inc..................................................................          17,900         1,593,458
  *ICU Medical, Inc.............................................................           1,350            62,734
  *Idera Pharmaceuticals, Inc...................................................           3,093             3,279
 #*IDEXX Laboratories, Inc......................................................           5,800           490,622
 #*Illumina, Inc................................................................          10,045           519,929
  *Impax Laboratories, Inc......................................................           5,540           104,540
 #*Incyte Corp..................................................................           9,686           171,442
  *Infinity Pharmaceuticals, Inc................................................           2,446            14,872
  *Integra LifeSciences Holdings Corp...........................................           2,600            76,752
  *IntegraMed America, Inc......................................................           1,294            11,711
 #*InterMune, Inc...............................................................           5,487            82,305
  *Intuitive Surgical, Inc......................................................           4,238         1,949,099
   Invacare Corp................................................................           3,000            51,240
  *IPC The Hospitalist Co.......................................................           1,600            53,904
  *IRIS International, Inc......................................................           2,045            20,021
  *Jazz Pharmaceuticals P.L.C...................................................           3,900           181,350
   Johnson & Johnson............................................................         271,859        17,918,227
  *Kensey Nash Corp.............................................................             800            18,568
  *Kindred Healthcare, Inc......................................................           5,377            65,976
 #*Laboratory Corp. of America Holdings.........................................          10,100           923,039
   Landauer, Inc................................................................           1,100            62,502
  *Lannet Co., Inc..............................................................           1,787             9,078
  *LCA-Vision, Inc..............................................................           2,557            12,990
   LeMaitre Vascular, Inc.......................................................           2,283            13,219
  *LHC Group, Inc...............................................................           1,463            21,682
  *Life Technologies Corp.......................................................          18,673           904,333
  *LifePoint Hospitals, Inc.....................................................           4,944           198,699
   Lincare Holdings, Inc........................................................           9,708           249,399
  *Luminex Corp.................................................................           3,762            74,111
 #*Magellan Health Services, Inc................................................           3,400           165,988
  *Masimo Corp..................................................................           2,068            44,255
  *Maxygen, Inc.................................................................           3,953            22,097

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
   McKesson Corp................................................................          22,300   $     1,822,356
  *MedAssets, Inc...............................................................           3,200            33,792
  *MedCath Corp.................................................................           1,565            11,346
  *Medco Health Solutions, Inc..................................................          32,262         2,000,889
  *Medical Action Industries, Inc...............................................           1,834             9,720
  *Medicines Co. (The)..........................................................           5,400           108,648
 #*MediciNova, Inc..............................................................             740             1,399
   Medicis Pharmaceutical Corp. Class A.........................................           6,717           222,266
 #*Medidata Solutions, Inc......................................................           1,211            25,310
 #*Mednax, Inc..................................................................           5,064           360,658
  *Medtox Scientific, Inc.......................................................             977            16,609
   Medtronic, Inc...............................................................         100,612         3,880,605
   Merck & Co., Inc.............................................................         313,485        11,993,936
 #*Merge Healthcare, Inc........................................................           5,633            30,869
   Meridian Bioscience, Inc.....................................................           2,700            47,088
  *Merit Medical Systems, Inc...................................................           4,472            63,100
  *Metropolitan Health Networks, Inc............................................           3,473            27,853
 #*Mettler Toledo International, Inc............................................           3,200           561,600
  *Molina Healthcare, Inc.......................................................           3,211            98,289
 #*Momenta Pharmaceuticals, Inc.................................................           4,800            75,312
 #*MWI Veterinary Supply, Inc...................................................           1,039            81,572
  *Mylan, Inc...................................................................          43,550           903,662
  *Myrexis, Inc.................................................................           3,247             9,221
  *Myriad Genetics, Inc.........................................................           8,600           203,476
  *Nabi Biopharmaceuticals......................................................           3,233             5,981
   National Healthcare Corp.....................................................           1,100            48,763
   National Research Corp.......................................................             200             7,874
  *Natus Medical, Inc...........................................................           2,515            28,445
  *Neogen Corp..................................................................           2,025            65,954
 #*Neurocrine Biosciences, Inc..................................................           4,921            45,765
 #*NPS Pharmaceuticals, Inc.....................................................           1,616            12,411
 #*NuVasive, Inc................................................................           3,900            60,450
 #*NxStage Medical, Inc.........................................................             859            15,410
  *Obagi Medical Products, Inc..................................................           1,800            18,450
  #Omnicare, Inc................................................................          12,061           395,963
  *Omnicell, Inc................................................................           3,300            51,084
 #*Onyx Pharmaceuticals, Inc....................................................           6,300           257,922
  *OraSure Technologies, Inc....................................................           6,438            71,655
  *Orthofix International N.V...................................................           1,096            44,004
   Owens & Minor, Inc...........................................................           6,600           200,706
  *Palomar Medical Technologies, Inc............................................           1,396            12,634
  *Par Pharmaceutical Cos., Inc.................................................           4,382           158,234
  *PAREXEL International Corp...................................................           5,925           142,792
   Patterson Cos., Inc..........................................................           9,800           315,658
  *PDI, Inc.....................................................................           1,874            12,012
   PDL BioPharma, Inc...........................................................          14,616            93,396
   PerkinElmer, Inc.............................................................          12,400           297,352
  #Perrigo Co...................................................................           8,800           841,280
   Pfizer, Inc..................................................................         810,684        17,348,638
  *PharMerica Corp..............................................................           2,600            32,630
  *Pozen, Inc...................................................................             956             4,073
  *Progenics Pharmaceuticals, Inc...............................................           2,600            25,064
  *ProPhase Labs, Inc...........................................................             350               420
  *Providence Service Corp......................................................           1,602            24,174
  *pSivida Corp.................................................................           1,029             1,235
 #*PSS World Medical, Inc.......................................................           5,600           135,912
  #Quality Systems, Inc.........................................................           4,000           162,240
   Quest Diagnostics, Inc.......................................................          15,410           895,013
 #*Questcor Pharmaceuticals, Inc................................................           6,310           223,563
 #*Quidel Corp..................................................................           2,861            40,912
  *RadNet, Inc..................................................................             392               984

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Regeneron Pharmaceuticals, Inc...............................................           7,200   $       654,192
  *Repligen Corp................................................................           3,600            14,436
  *ResMed, Inc..................................................................          13,926           404,272
 #*Rigel Pharmaceuticals, Inc...................................................           7,398            72,278
  *Rochester Medical Corp.......................................................           1,592            11,860
 #*Rockwell Medical Technologies, Inc...........................................             493             5,339
  *RTI Biologics, Inc...........................................................           5,843            20,158
  *Salix Pharmaceuticals, Ltd...................................................           5,700           274,740
  *SciClone Pharmaceuticals, Inc................................................           7,110            34,057
 #*Seattle Genetics, Inc........................................................          10,155           192,234
 #*Select Medical Holdings Corp.................................................           6,247            51,788
  *Sirona Dental Systems, Inc...................................................           5,975           288,891
  *Skilled Healthcare Group, Inc. Class A.......................................           2,400            14,736
  *Solta Medical, Inc...........................................................           1,565             4,695
  *SonoSite, Inc................................................................           1,500            80,865
  *Spectranetics Corp...........................................................           4,200            34,986
 #*Spectrum Pharmaceuticals, Inc................................................           5,360            75,415
   St. Jude Medical, Inc........................................................          30,655         1,278,620
  #STERIS Corp..................................................................           6,322           190,166
  *Strategic Diagnostics, Inc...................................................           2,577             4,767
   Stryker Corp.................................................................          28,950         1,604,698
  *Sucampo Pharmaceuticals, Inc. Class A........................................             600             2,664
  *Sun Healthcare Group, Inc....................................................           1,366             6,202
 #*Sunrise Senior Living, Inc...................................................           3,900            27,729
  *SurModics, Inc...............................................................           1,100            15,862
  *Symmetry Medical, Inc........................................................           3,300            24,783
  *Synovis Life Technologies, Inc...............................................             900            25,173
 #*Targacept, Inc...............................................................             682             4,147
  *Team Health Holdings, Inc....................................................           6,265           129,059
  #Techne Corp..................................................................           3,633           247,952
   Teleflex, Inc................................................................           4,020           245,984
  *Tenet Healthcare Corp........................................................          45,500           240,695
 #*Theravance, Inc..............................................................           7,916           140,430
  *Thermo Fisher Scientific, Inc................................................          39,396         2,084,048
  *Thoratec Corp................................................................           6,048           177,811
  *TranS1, Inc..................................................................           2,100             6,132
  *Transcend Services, Inc......................................................           1,200            29,784
 #*Transcept Pharmaceuticals, Inc...............................................             228             1,829
  *Triple-S Management Corp. Class B............................................           2,513            53,602
   U.S. Physical Therapy, Inc...................................................             902            18,401
 #*United Therapeutics Corp.....................................................           5,000           245,900
   UnitedHealth Group, Inc......................................................         108,255         5,606,526
  *Universal American Corp......................................................           8,200            90,118
   Universal Health Services, Inc...............................................           9,000           371,610
   Utah Medical Products, Inc...................................................             276             7,979
 #*Varian Medical Systems, Inc..................................................          10,057           662,455
  *Vascular Solutions, Inc......................................................           1,700            18,921
 #*VCA Antech, Inc..............................................................           8,100           181,278
  *Vertex Pharmaceuticals, Inc..................................................          20,443           755,369
  *Viropharma, Inc..............................................................           7,500           223,425
  *Warner Chilcott P.L.C........................................................          14,100           237,867
  *Waters Corp..................................................................           9,300           805,101
  *Watson Pharmaceuticals, Inc..................................................          13,876           813,550
  *WellCare Health Plans, Inc...................................................           4,400           262,944
   WellPoint, Inc...............................................................          35,644         2,292,622
   West Pharmaceutical Services, Inc............................................           3,695           149,574
 #*Wright Medical Group, Inc....................................................           3,195            54,155
 #*XenoPort, Inc................................................................           2,757            11,552
   Young Innovations, Inc.......................................................             900            27,486
 #*Zalicus, Inc.................................................................           4,600             4,922
  *Zimmer Holdings, Inc.........................................................          19,680         1,195,560

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Zoll Medical Corp............................................................           1,445   $        99,098
                                                                                                   ---------------
Total Health Care...............................................................                       167,645,571
                                                                                                   ---------------
Industrials -- (10.8%)
 #*3D Systems Corp..............................................................           2,600            49,712
   3M Co........................................................................          67,228         5,829,340
   A.O. Smith Corp..............................................................           3,950           167,796
  *A.T. Cross Co. Class A.......................................................             845             8,382
  *A123 Systems, Inc............................................................           3,740             8,116
  #AAON, Inc....................................................................           3,075            62,269
   AAR Corp.....................................................................           4,400            93,236
   ABM Industries, Inc..........................................................           4,678           101,513
  *Acacia Research - Acacia Technologies........................................           4,310           177,400
  *ACCO Brands Corp.............................................................           5,418            57,539
   Aceto Corp...................................................................           1,500            11,010
   Actuant Corp. Class A........................................................           6,500           164,775
   Acuity Brands, Inc...........................................................           4,282           249,341
 #*Advisory Board Co. (The).....................................................           1,800           137,304
  *AECOM Technology Corp........................................................          10,785           246,869
  *Aegion Corp..................................................................           4,000            68,280
 #*Aerovironment, Inc...........................................................           2,000            55,740
  *AGCO Corp....................................................................           9,724           495,243
  *Air Transport Services Group, Inc............................................           1,756            10,554
   Aircastle, Ltd...............................................................           5,800            81,780
   Alamo Group, Inc.............................................................             789            22,960
  *Alaska Air Group, Inc........................................................           3,716           282,899
   Albany International Corp. Class A...........................................           2,000            48,040
   Alexander & Baldwin, Inc.....................................................           3,830           181,159
 #*Allegiant Travel Co..........................................................             947            52,057
   Alliant Techsystems, Inc.....................................................           3,650           216,846
 #*Altra Holdings, Inc..........................................................           2,389            45,845
   Amerco, Inc..................................................................             854            82,599
  *Ameresco, Inc. Class A.......................................................           1,700            22,287
  *American Railcar Industries, Inc.............................................           1,606            41,917
  *American Reprographics Co....................................................           3,000            18,030
  #American Science & Engineering, Inc..........................................           1,100            78,650
   American Woodmark Corp.......................................................           1,214            17,263
   AMETEK, Inc..................................................................          16,400           770,800
   Ampco-Pittsburgh Corp........................................................             700            15,015
   Apogee Enterprises, Inc......................................................           3,000            41,250
   Applied Industrial Technologies, Inc.........................................           3,563           137,461
   Argan, Inc...................................................................           1,600            23,200
   Arkansas Best Corp...........................................................           3,000            54,360
  *Armstrong World Industries, Inc..............................................           2,200           102,740
  *Astec Industries, Inc........................................................           2,360            79,815
  *Astronics Corp...............................................................             707            23,550
  *Astronics Corp. Class B......................................................              70             2,334
  *Atlas Air Worldwide Holdings, Inc............................................           1,209            57,591
   Avery Dennison Corp..........................................................          10,101           274,242
 #*Avis Budget Group, Inc.......................................................           8,800           126,280
   AZZ, Inc.....................................................................           1,400            68,726
  *Babcock & Wilcox Co. (The)...................................................          10,210           253,718
   Badger Meter, Inc............................................................           1,600            51,424
   Barnes Group, Inc............................................................           5,300           134,037
   Barrett Business Services, Inc...............................................           1,157            22,272
  *BE Aerospace, Inc............................................................          10,100           426,220
  *Beacon Roofing Supply, Inc...................................................           4,390           100,355
   Belden, Inc..................................................................           4,700           184,287
  *Blount International, Inc....................................................           4,550            74,711
  *BlueLinx Holdings, Inc.......................................................             643             1,151
   Boeing Co. (The).............................................................          68,809         5,104,252

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Brady Corp. Class A..........................................................           4,590   $       148,578
   Briggs & Stratton Corp.......................................................           4,900            76,489
   Brink's Co. (The)............................................................           4,700           132,493
  *Builders FirstSource, Inc....................................................           2,029             5,133
   C.H. Robinson Worldwide, Inc.................................................          16,600         1,142,744
  *CAI International, Inc.......................................................           1,400            24,388
  #Carlisle Cos., Inc...........................................................           6,198           295,831
   Cascade Corp.................................................................           1,095            62,218
  *Casella Waste Systems, Inc. Class A..........................................           3,338            22,932
   Caterpillar, Inc.............................................................          64,009         6,984,662
  *CBIZ, Inc....................................................................           5,600            35,112
   CDI Corp.....................................................................           1,100            16,467
   CECO Environmental Corp......................................................             670             4,301
   Celadon Group, Inc...........................................................           1,700            25,415
  *Ceradyne, Inc................................................................           2,710            89,674
  *Chart Industries, Inc........................................................           3,900           217,464
  #Chase Corp...................................................................           1,300            17,290
  #Cintas Corp..................................................................          12,095           448,120
   CIRCOR International, Inc....................................................           1,580            59,898
   CLAROC, Inc..................................................................           5,000           257,050
 #*Clean Harbors, Inc...........................................................           5,000           317,250
  *CNH Global N.V...............................................................           3,381           141,123
  *Coleman Cable, Inc...........................................................           1,100            11,803
  *Colfax Corp..................................................................           4,100           124,476
  *Columbus McKinnon Corp.......................................................           2,000            31,900
   Comfort Systems USA, Inc.....................................................           4,929            58,951
  *Command Security Corp........................................................           1,531             2,480
  *Commercial Vehicle Group, Inc................................................           2,700            33,777
  *Consolidated Graphics, Inc...................................................             900            45,711
   Con-way, Inc.................................................................           4,923           156,256
   Cooper Industries P.L.C......................................................          16,239           960,050
 #*Copart, Inc..................................................................           5,879           276,548
   Corporate Executive Board Co.................................................           3,488           137,183
 #*Corrections Corp. of America.................................................           9,700           228,241
  *CoStar Group, Inc............................................................           2,119           120,084
   Courier Corp.................................................................           1,460            18,060
   Covanta Holding Corp.........................................................          12,535           179,125
  *Covenant Transportation Group, Inc. Class A..................................             100               330
  *CPI Aerostructures, Inc......................................................             541             7,596
  *CRA International, Inc.......................................................           1,100            23,771
   Crane Co.....................................................................           4,200           201,600
   CSX Corp.....................................................................         106,700         2,406,085
   Cubic Corp...................................................................             935            43,234
   Cummins, Inc.................................................................          18,500         1,924,000
   Curtiss-Wright Corp..........................................................           4,800           179,328
   Danaher Corp.................................................................          59,395         3,118,831
   Deere & Co...................................................................          40,700         3,506,305
  *Delta Air Lines, Inc.........................................................          86,362           911,119
   Deluxe Corp..................................................................           5,100           130,407
 #*DigitalGlobe, Inc............................................................           2,600            40,794
  *Dollar Thrifty Automotive Group, Inc.........................................           2,400           176,760
   Donaldson Co., Inc...........................................................           6,800           491,640
   Douglas Dynamics, Inc........................................................             676             9,200
   Dover Corp...................................................................          19,380         1,228,886
  *Ducommun, Inc................................................................           1,100            15,895
  #Dun & Bradstreet Corp. (The).................................................           5,093           421,751
  *DXP Enterprises, Inc.........................................................           1,100            37,103
  *Dycom Industries, Inc........................................................           3,734            79,796
   Dynamic Materials Corp.......................................................             900            19,890
  *Eagle Bulk Shipping, Inc.....................................................           4,700             6,674
   Eastern Co. (The)............................................................             600            12,090

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Eaton Corp...................................................................          32,440   $     1,590,533
   EMCOR Group, Inc.............................................................           6,800           196,044
   Emerson Electric Co..........................................................          74,177         3,811,214
   Encore Wire Corp.............................................................           2,300            62,790
 #*Energy Recovery, Inc.........................................................           2,000             4,940
  *EnergySolutions, Inc.........................................................          10,900            38,804
 #*EnerNOC, Inc.................................................................           1,180            10,797
  *EnerSys......................................................................           5,000           144,900
   Ennis, Inc...................................................................           3,000            49,620
  *EnPro Industries, Inc........................................................           1,900            67,089
   Equifax, Inc.................................................................          12,779           497,998
   ESCO Technologies, Inc.......................................................           2,486            74,754
  *Esterline Technologies Corp..................................................           3,100           189,565
 #*Excel Maritime Carriers, Ltd.................................................           4,897             7,199
  #Exelis, Inc..................................................................          16,100           160,839
   Expeditors International of Washington, Inc..................................          21,236           948,187
  *Exponent, Inc................................................................           1,400            68,390
  #Fastenal Co..................................................................          29,865         1,394,098
  *Federal Signal Corp..........................................................           5,347            22,618
   FedEx Corp...................................................................          31,029         2,838,843
  *Flow International Corp......................................................           3,739            14,096
   Flowserve Corp...............................................................           5,200           572,884
   Fluor Corp...................................................................          17,230           969,015
  *Fortune Brands Home & Security, Inc..........................................          13,180           244,753
   Forward Air Corp.............................................................           3,046           106,610
  *Franklin Covey Co............................................................           1,500            13,200
   Franklin Electric Co., Inc...................................................           2,799           140,118
  *Freightcar America, Inc......................................................           1,200            26,052
 #*FTI Consulting, Inc..........................................................           4,826           206,649
  *Fuel Tech, Inc...............................................................           1,700            10,251
  *Furmanite Corp...............................................................           2,500            19,275
   G & K Services, Inc. Class A.................................................           1,900            62,434
  #Gardner Denver Machinery, Inc................................................           5,600           417,760
   GATX Corp....................................................................           4,100           176,054
 #*Genco Shipping & Trading, Ltd................................................           2,800            19,600
  *Gencor Industries, Inc.......................................................             400             2,868
  *Generac Holdings, Inc........................................................           3,866           112,346
 #*General Cable Corp...........................................................           5,129           158,281
   General Dynamics Corp........................................................          30,856         2,134,001
   General Electric Co..........................................................       1,078,765        20,183,693
  *Genesee & Wyoming, Inc.......................................................           4,120           255,852
  *GEO Group, Inc. (The)........................................................           7,410           130,268
  *GeoEye, Inc..................................................................           1,926            42,199
  *Gibraltar Industries, Inc....................................................           3,140            49,204
  *Global Power Equipment Group, Inc............................................           1,290            33,088
   Goodrich Corp................................................................          13,000         1,621,750
   Gorman-Rupp Co. (The)........................................................           1,953            61,285
  *GP Strategies Corp...........................................................           1,842            27,077
   Graco, Inc...................................................................           5,725           263,236
 #*Graftech International, Ltd..................................................          10,200           167,484
   Graham Corp..................................................................           1,800            39,276
   Granite Construction, Inc....................................................           3,300            87,879
   Great Lakes Dredge & Dock Corp...............................................           6,976            44,646
  *Greenbrier Cos., Inc.........................................................           2,000            44,500
   Griffon Corp.................................................................           5,806            57,886
  *H&E Equipment Services, Inc..................................................           3,900            66,261
   Hardinge, Inc................................................................             700             7,441
   Harsco Corp..................................................................           7,588           168,681
  *Hawaiian Holdings, Inc.......................................................           2,300            16,008
   Healthcare Services Group, Inc...............................................           6,806           127,204
   Heartland Express, Inc.......................................................           5,426            80,413

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #HEICO Corp...................................................................           1,093   $        60,771
   HEICO Corp. Class A..........................................................           2,476            95,450
  #Heidrick & Struggles International, Inc......................................           1,861            40,905
  #Herman Miller, Inc...........................................................           5,553           117,279
 #*Hertz Global Holdings, Inc...................................................          28,400           386,240
 #*Hexcel Corp..................................................................          10,370           259,976
  *Hill International, Inc......................................................           4,200            24,990
   HNI Corp.....................................................................           4,273           115,926
 #*Hoku Corp....................................................................             182               124
   Honeywell International, Inc.................................................          74,029         4,296,643
   Houston Wire & Cable Co......................................................           2,370            33,820
  *Hub Group, Inc. Class A......................................................           3,214           110,015
   Hubbell, Inc. Class B........................................................           5,450           392,182
  *Hudson Highland Group, Inc...................................................           3,600            19,260
 #*Huntington Ingalls Industries, Inc...........................................           4,771           179,771
  *Hurco Cos., Inc..............................................................             883            20,812
  *Huron Consulting Group, Inc..................................................           2,184            81,856
  *ICF International, Inc.......................................................           1,750            49,595
   IDEX Corp....................................................................           8,625           349,485
 #*IHS, Inc.....................................................................           4,154           371,700
 #*II-VI, Inc...................................................................           5,096           117,259
   Illinois Tool Works, Inc.....................................................          42,358         2,246,245
  *Ingersoll-Rand P.L.C.........................................................          30,500         1,065,670
 #*InnerWorkings, Inc...........................................................           5,800            63,974
  *Innovative Solutions & Support, Inc..........................................           1,906             7,433
   Insperity, Inc...............................................................           2,300            64,446
   Insteel Industries, Inc......................................................           2,000            25,600
  *Integrated Electrical Services, Inc..........................................             707             1,718
   Interface, Inc. Class A......................................................           2,400            31,896
  *Interline Brands, Inc........................................................           3,492            59,399
   International Shipholding Corp...............................................             637            14,492
   Intersections, Inc...........................................................           2,312            28,391
   Iron Mountain, Inc...........................................................          17,667           544,497
   ITT Corp.....................................................................           8,994           195,530
  #J.B. Hunt Transport Services, Inc............................................           9,000           459,630
  *Jacobs Engineering Group, Inc................................................          13,228           592,085
 #*JetBlue Airways Corp.........................................................          26,500           157,145
   John Bean Technologies Corp..................................................           2,998            49,197
   Joy Global, Inc..............................................................          10,425           945,443
  *Kadant, Inc..................................................................             900            21,834
   Kaman Corp...................................................................           2,316            72,190
  *Kansas City Southern.........................................................          11,400           782,496
  *KAR Auction Services, Inc....................................................           4,112            60,611
   Kaydon Corp..................................................................           3,390           115,667
   KBR, Inc.....................................................................          12,790           411,071
   Kelly Services, Inc. Class A.................................................           2,711            43,810
   Kennametal, Inc..............................................................           7,000           301,770
  *Key Technology, Inc..........................................................             844            10,508
  *Kforce, Inc..................................................................           3,187            39,646
   Kimball International, Inc. Class B..........................................           2,500            15,225
 #*Kirby Corp...................................................................           5,300           353,881
   Knight Transportation, Inc...................................................           6,406           112,810
   Knoll, Inc...................................................................           4,500            71,820
  *Korn/Ferry International.....................................................           5,476            89,971
 #*Kratos Defense & Security Solutions, Inc.....................................           3,728            25,313
   L.B. Foster Co. Class A......................................................             130             3,880
   L-3 Communications Holdings, Inc.............................................          11,000           778,140
  #Landstar System, Inc.........................................................           4,810           246,032
   Lawson Products, Inc.........................................................             649            10,897
  *Layne Christensen Co.........................................................           1,700            39,491
   Lennox International, Inc....................................................           3,500           126,700

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Lincoln Electric Holdings, Inc...............................................           7,600   $       326,420
   Lindsay Corp.................................................................           1,149            70,238
  *LMI Aerospace, Inc...........................................................             698            13,813
   Lockheed Martin Corp.........................................................          27,938         2,299,856
   LSI Industries, Inc..........................................................           2,400            17,064
  *Lydall, Inc..................................................................             600             5,652
   Manitowoc Co., Inc. (The)....................................................          12,300           165,312
  #Manpower, Inc................................................................           7,368           295,530
   Marten Transport, Ltd........................................................           2,239            48,922
   Masco Corp...................................................................          32,726           395,003
 #*MasTec, Inc..................................................................           6,300           102,627
 #*McEwen Mining, Inc...........................................................           6,823            39,573
   McGrath RentCorp.............................................................           2,686            85,522
  *Meritor, Inc.................................................................           7,697            48,337
  *Metalico, Inc................................................................           5,606            20,406
   Met-Pro Corp.................................................................           1,935            20,298
  *MFRI, Inc....................................................................           1,091             8,052
  *Michael Baker Corp...........................................................             800            19,592
 #*Middleby Corp................................................................           1,800           173,070
   Miller Industries, Inc.......................................................           1,376            22,443
   Mine Safety Appliances Co....................................................           3,695           126,147
  *Mistras Group, Inc...........................................................           1,903            42,856
  *Mobile Mini, Inc.............................................................           4,138            86,070
 #*Moog, Inc. Class A...........................................................           3,953           168,477
   MSC Industrial Direct Co., Inc. Class A......................................           4,783           363,604
   Mueller Industries, Inc......................................................           4,400           194,524
  *Mueller Water Products, Inc. Class A.........................................          15,235            41,744
   Multi-Color Corp.............................................................           1,486            34,044
  *MYR Group, Inc...............................................................           1,797            35,904
   NACCO Industries, Inc. Class A...............................................             533            54,473
  #National Presto Industries, Inc..............................................             737            72,020
  *National Technical Systems, Inc..............................................           1,200             6,228
  *Navigant Consulting, Inc.....................................................           4,323            55,378
  *Navistar International Corp..................................................           6,260           270,995
 #*NN, Inc......................................................................           1,100             8,591
  #Nordson Corp.................................................................           4,470           202,670
   Norfolk Southern Corp........................................................          34,085         2,460,937
   Northrop Grumman Corp........................................................          25,219         1,463,963
  *Northwest Pipe Co............................................................           1,100            25,091
 #*Ocean Power Technologies, Inc................................................             300               861
  *Old Dominion Freight Line, Inc...............................................           3,675           156,628
  *Omega Flex, Inc..............................................................             302             4,835
  *On Assignment, Inc...........................................................           4,296            48,158
  *Orbital Sciences Corp........................................................           5,700            82,593
  *Orion Energy Systems, Inc....................................................             258               810
  *Orion Marine Group, Inc......................................................           2,500            18,100
  *Oshkosh Corp.................................................................           8,600           208,808
  *Owens Corning, Inc...........................................................          11,559           390,116
  *P.A.M. Transportation Services, Inc..........................................             492             5,264
   PACCAR, Inc..................................................................          33,633         1,486,579
 #*Pacer International, Inc.....................................................           2,277            13,753
   Pall Corp....................................................................          10,200           608,736
   Parker Hannifin Corp.........................................................          14,690         1,185,189
  *Park-Ohio Holdings Corp......................................................           1,300            25,857
   Pentair, Inc.................................................................          10,100           371,882
  *PGT, Inc.....................................................................           1,429             1,915
  *Pike Electric Corp...........................................................           2,597            20,672
  *Pinnacle Airlines Corp.......................................................             800             1,128
   Pitney Bowes, Inc............................................................          20,713           392,926
 #*PMFG, Inc....................................................................             400             8,808
 #*Polypore International, Inc..................................................           3,500           133,280

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Powell Industries, Inc.......................................................             700   $        24,227
  *PowerSecure International, Inc...............................................           2,600            16,458
   Precision Castparts Corp.....................................................          14,585         2,387,273
  #Primoris Services Corp.......................................................           3,333            53,028
  #Quad/Graphics, Inc...........................................................             493             5,793
  *Quality Distribution, Inc....................................................           2,800            34,384
   Quanex Building Products Corp................................................           1,631            26,797
  *Quanta Services, Inc.........................................................          20,829           449,906
  #R. R. Donnelley & Sons Co....................................................          17,194           195,324
  *RailAmerica, Inc.............................................................           3,144            46,971
   Raven Industries, Inc........................................................           1,804           117,062
   Raytheon Co..................................................................          35,758         1,716,026
  *RBC Bearings, Inc............................................................           1,740            78,787
  *RCM Technologies, Inc........................................................             395             2,149
  #Regal-Beloit Corp............................................................           3,764           213,682
 #*Republic Airways Holdings, Inc...............................................           3,058            16,850
   Republic Services, Inc.......................................................          27,713           811,437
   Resources Connection, Inc....................................................           4,266            52,984
   Robbins & Myers, Inc.........................................................           4,225           205,166
  #Robert Half International, Inc...............................................          13,500           373,815
   Rockwell Automation, Inc.....................................................          13,720         1,068,376
  #Rockwell Collins, Inc........................................................          14,300           827,827
   Rollins, Inc.................................................................           4,726           101,089
   Roper Industries, Inc........................................................           8,400           784,476
  *Rush Enterprises, Inc. Class A...............................................           2,700            62,127
   Ryder System, Inc............................................................           5,050           284,214
  *Saia, Inc....................................................................           1,550            23,343
  *Sauer-Danfoss, Inc...........................................................           1,000            50,400
   Schawk, Inc..................................................................           2,653            35,656
  *School Specialty, Inc........................................................           1,749             5,632
 #*Shaw Group, Inc..............................................................           6,900           187,266
   SIFCO Industries, Inc........................................................             100             2,197
   Simpson Manufacturing Co., Inc...............................................           3,979           128,840
   SkyWest, Inc.................................................................           4,300            55,040
   Snap-on, Inc.................................................................           5,696           321,881
   Southwest Airlines Co........................................................          81,139           777,312
  *Sparton Corp.................................................................             400             3,424
 #*Spirit Aerosystems Holdings, Inc. Class A....................................          10,700           243,318
   SPX Corp.....................................................................           4,600           320,298
 #*Standard Parking Corp........................................................           1,543            27,280
   Standard Register Co.........................................................           1,800             3,618
   Standex International Corp...................................................           1,820            72,964
   Stanley Black & Decker, Inc..................................................          14,863         1,043,085
   Steelcase, Inc. Class A......................................................           8,000            69,680
  *Stericycle, Inc..............................................................           7,944           667,455
  *Sterling Construction Co., Inc...............................................           1,440            17,294
   Sun Hydraulics Corp..........................................................           1,350            37,922
   Superior Uniform Group, Inc..................................................             162             2,017
  *SYKES Enterprises, Inc.......................................................           4,500            78,885
  #TAL International Group, Inc.................................................           1,900            63,289
  *Taser International, Inc.....................................................           5,800            27,608
  *Team, Inc....................................................................           1,692            49,389
  *Tecumseh Products Co. Class A................................................             900             4,518
  *Teledyne Technologies, Inc...................................................           3,700           210,012
   Tennant Co...................................................................           1,618            62,261
 #*Terex Corp...................................................................          10,102           200,020
  *Tetra Tech, Inc..............................................................           5,900           136,467
   Textainer Group Holdings, Ltd................................................           2,100            66,339
   Textron, Inc.................................................................          28,800           733,824
 #*Thomas & Betts Corp..........................................................           4,473           319,327
  #Timken Co....................................................................           7,620           372,085

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Titan International, Inc.....................................................           3,598   $        86,856
  *Titan Machinery, Inc.........................................................           2,100            51,954
   Toro Co......................................................................           3,200           202,848
   Towers Watson & Co...........................................................           6,150           367,770
  *TransDigm Group, Inc.........................................................           5,100           533,103
  *TRC Cos., Inc................................................................           3,000            18,630
   Tredegar Corp................................................................           2,230            54,992
  *Trex Co., Inc................................................................           1,300            32,266
  *TriMas Corp..................................................................           2,715            58,834
   Trinity Industries, Inc......................................................           7,650           240,669
  #Triumph Group, Inc...........................................................           3,922           245,400
  *TrueBlue, Inc................................................................           4,300            70,993
  *Tutor Perini Corp............................................................           2,953            44,856
   Twin Disc, Inc...............................................................           1,800            55,674
   Tyco International, Ltd......................................................          46,566         2,372,538
   U.S. Home Systems, Inc.......................................................             848             7,708
  *Ultralife Corp...............................................................           2,100             8,757
   UniFirst Corp................................................................           1,540            92,985
   Union Pacific Corp...........................................................          49,616         5,671,605
 #*United Continental Holdings, Inc.............................................          34,240           790,944
   United Parcel Service, Inc...................................................          71,472         5,406,857
 #*United Rentals, Inc..........................................................           5,637           215,559
   United Stationers, Inc.......................................................           3,372           109,017
   United Technologies Corp.....................................................          86,851         6,804,776
   Universal Forest Products, Inc...............................................           2,650            84,190
   Universal Truckload Services, Inc............................................             888            15,789
  *URS Corp.....................................................................           7,079           291,301
 #*US Airways Group, Inc........................................................          16,600           140,104
   US Ecology, Inc..............................................................           2,200            41,184
  *USA Truck, Inc...............................................................           1,235            11,646
 #*USG Corp.....................................................................           7,700            98,868
   UTi Worldwide, Inc...........................................................           9,600           142,944
   Valmont Industries, Inc......................................................           2,300           241,293
  *Verisk Analytics, Inc. Class A...............................................          13,687           548,438
  *Versar, Inc..................................................................           1,500             4,545
   Viad Corp....................................................................           1,350            27,310
   Vicor Corp...................................................................           1,200            10,716
   Virco Manufacturing Corp.....................................................           1,718             3,058
   VSE Corp.....................................................................             800            20,968
   W.W. Grainger, Inc...........................................................           6,300         1,201,662
   Wabtec Corp..................................................................           5,017           345,119
  #Waste Connections, Inc.......................................................          12,075           390,143
   Waste Management, Inc........................................................          42,500         1,477,300
  #Watsco, Inc..................................................................           2,100           144,837
   Watts Water Technologies, Inc. Class A.......................................           2,870           110,638
  *WCA Waste Corp...............................................................           1,761            11,411
   Werner Enterprises, Inc......................................................           3,467            90,593
  *WESCO International, Inc.....................................................           4,100           257,808
  *Willis Lease Finance Corp....................................................             400             5,432
  #Woodward, Inc................................................................           5,400           226,692
  *XPO Logistics, Inc...........................................................             463             5,311
  #Xylem, Inc...................................................................          16,100           417,151
                                                                                                   ---------------
Total Industrials...............................................................                       165,136,877
                                                                                                   ---------------
Information Technology -- (18.4%)
  *Accelrys, Inc................................................................           6,101            45,696
   Accenture P.L.C. Class A.....................................................          68,930         3,952,446
 #*ACI Worldwide, Inc...........................................................           3,400           103,292
  *Acme Packet, Inc.............................................................           4,500           131,535
   Acorn Energy, Inc............................................................           1,316             8,515
  #Activision Blizzard, Inc.....................................................          55,034           679,120

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Actuate Corp.................................................................           5,359   $        30,868
 #*Acxiom Corp..................................................................           5,929            81,346
  *ADDvantage Technologies Group, Inc...........................................             400               884
  *Adept Technology, Inc........................................................           1,502             3,830
  *Adobe Systems, Inc...........................................................          48,068         1,487,705
   ADTRAN, Inc..................................................................           5,700           197,391
 #*Advanced Energy Industries, Inc..............................................           4,259            45,316
 #*Advanced Micro Devices, Inc..................................................          49,702           333,500
 #*Advent Software, Inc.........................................................           3,854           101,168
  *Agilysys, Inc................................................................           2,000            16,280
  *Akamai Technologies, Inc.....................................................          17,300           557,925
 #*Alliance Data Systems Corp...................................................           5,400           598,320
  *Alpha & Omega Semiconductor, Ltd.............................................             640             5,939
   Altera Corp..................................................................          30,110         1,198,077
  *Amdocs, Ltd..................................................................          16,670           490,765
   American Software, Inc. Class A..............................................           2,776            24,901
 #*Amkor Technology, Inc........................................................          10,900            62,457
   Amphenol Corp................................................................          15,144           824,288
  *Amtech Systems, Inc..........................................................             700             7,133
  *Anadigics, Inc...............................................................           8,617            23,697
   Analog Devices, Inc..........................................................          29,059         1,137,079
  *Anaren, Inc..................................................................           1,400            24,388
 #*Ancestry.com, Inc............................................................           3,100            91,760
 #*Anixter International, Inc...................................................           2,600           170,326
 #*ANSYS, Inc...................................................................           9,592           580,220
 #*AOL, Inc.....................................................................          11,162           180,936
  *Apple, Inc...................................................................          99,202        45,283,729
   Applied Materials, Inc.......................................................         131,284         1,612,168
  *Applied Micro Circuits Corp..................................................           8,159            63,885
  *Ariba, Inc...................................................................          10,100           275,730
  *Arris Group, Inc.............................................................          12,650           147,752
  *Arrow Electronics, Inc.......................................................          10,300           425,287
 #*Aruba Networks, Inc..........................................................           7,688           170,520
 #*AsiaInfo-Linkage, Inc........................................................           4,100            48,093
 #*Aspen Technology, Inc........................................................           6,200           111,662
  *Atmel Corp...................................................................          39,143           380,079
  *ATMI, Inc....................................................................           3,222            75,330
  *AuthenTec, Inc...............................................................             945             3,289
  *Autodesk, Inc................................................................          22,100           795,600
   Automatic Data Processing, Inc...............................................          49,136         2,691,670
   Avago Technologies, Ltd......................................................          22,805           774,002
  *Aviat Networks, Inc..........................................................           6,079            13,495
  *Avid Technology, Inc.........................................................           3,971            38,479
  *Avnet, Inc...................................................................          15,500           540,485
   AVX Corp.....................................................................           6,815            89,685
  *Aware, Inc...................................................................           2,752             8,806
  *AXT, Inc.....................................................................           2,829            14,484
   Bel Fuse, Inc. Class B.......................................................           1,175            23,794
  *Benchmark Electronics, Inc...................................................           4,988            85,794
   Black Box Corp...............................................................           2,047            63,293
   Blackbaud, Inc...............................................................           3,996           121,598
  *Blue Coat Systems, Inc.......................................................           4,100           105,616
  *BMC Software, Inc............................................................          14,195           514,427
 #*Bottomline Technologies, Inc.................................................           2,719            74,337
  *Brightpoint, Inc.............................................................           6,483            75,981
  *Broadcom Corp................................................................          45,150         1,550,451
   Broadridge Financial Solutions, Inc..........................................          13,095           313,887
  *Brocade Communications Systems, Inc..........................................          46,371           260,141
   Brooks Automation, Inc.......................................................           5,441            58,328
  *BTU International, Inc.......................................................             600             1,890
   CA, Inc......................................................................          37,782           974,020

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Cabot Microelectronics Corp..................................................           2,700   $       136,134
 #*CACI International, Inc. Class A.............................................           3,035           178,124
 #*Cadence Design Systems, Inc..................................................          28,400           299,904
  *CalAmp Corp..................................................................           1,313             5,987
 #*Calix, Inc...................................................................           3,886            29,417
  *Cardtronics, Inc.............................................................           4,200           107,310
  *Cascade Microtech, Inc.......................................................           1,242             4,260
   Cass Information Systems, Inc................................................           1,017            40,172
  *CEVA, Inc....................................................................           2,500            67,525
  *Checkpoint Systems, Inc......................................................           4,385            46,130
  *CIBER, Inc...................................................................           6,800            29,580
  *Cirrus Logic, Inc............................................................           5,817           118,841
   Cisco Sytems, Inc............................................................         581,595        11,416,710
  *Citrix Systems, Inc..........................................................          18,917         1,233,578
  *Clearfield, Inc..............................................................             674             3,754
  *Clearwire Corp. Class A......................................................           9,900            16,731
   Cognex Corp..................................................................           4,080           169,524
  *Cognizant Technology Solutions Corp..........................................          28,390         2,036,982
  *Coherent, Inc................................................................           2,600           145,288
   Cohu, Inc....................................................................           1,500            19,695
   Communications Systems, Inc..................................................           1,155            17,198
  *CommVault Systems, Inc.......................................................           4,395           206,565
   Computer Sciences Corp.......................................................          13,800           356,454
  *Computer Task Group, Inc.....................................................           1,600            23,088
  *Compuware Corp...............................................................          16,729           131,155
 #*comScore, Inc................................................................           1,451            32,140
   Comtech Telecommunications Corp..............................................           2,516            77,644
 #*Concur Technologies, Inc.....................................................           4,000           209,400
  *Convergys Corp...............................................................          11,700           155,727
  *Convio, Inc..................................................................           1,335            21,267
  *CoreLogic, Inc...............................................................           9,249           131,336
   Corning, Inc.................................................................         158,824         2,044,065
  *Cray, Inc....................................................................           4,250            31,705
 #*Cree, Inc....................................................................          10,250           260,658
   Crexendo, Inc................................................................           1,426             6,232
  *CSG Systems International, Inc...............................................           3,600            58,572
  *CSR P.L.C. ADR...............................................................           7,031           100,965
   CTC Media, Inc...............................................................           4,347            43,557
   CTS Corp.....................................................................           1,800            18,108
  *CyberOptics Corp.............................................................           1,199            10,455
  *Cymer, Inc...................................................................           3,000           149,370
  *Cypress Semiconductor Corp...................................................          13,738           236,225
   Daktronics, Inc..............................................................           3,190            34,899
  *Datalink Corp................................................................           2,266            20,870
   DDi Corp.....................................................................           2,120            20,585
  *DealerTrack Holdings, Inc....................................................           4,579           125,144
  *Dell, Inc....................................................................         166,593         2,870,397
  *Deltek, Inc..................................................................           2,271            23,414
  *DemandTec, Inc...............................................................           1,011            13,325
 #*Dice Holdings, Inc...........................................................           4,800            45,456
  #Diebold, Inc.................................................................           5,600           177,464
  *Digi International, Inc......................................................           2,040            23,032
  *Digimarc Corp................................................................             858            22,677
  *Digital River, Inc...........................................................           3,500            56,035
 #*Diodes, Inc..................................................................           3,450            88,941
 #*Dolby Laboratories, Inc......................................................           4,760           173,121
  *Dot Hill Systems Corp........................................................           5,766             8,707
  *DSP Group, Inc...............................................................           3,285            18,823
  #DST Systems, Inc.............................................................           3,693           180,255
  *DTS, Inc.....................................................................           1,400            39,662
  *Dynamics Research Corp.......................................................           1,200            13,512

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Earthlink, Inc...............................................................          11,100   $        80,031
  *eBay, Inc....................................................................         117,240         3,704,784
  #Ebix, Inc....................................................................           5,000           123,900
  *Echo Global Logistics, Inc...................................................           1,347            22,576
 #*EchoStar Corp. Class A.......................................................           4,501           118,061
  *Edgewater Technology, Inc....................................................           1,000             3,440
   Electro Rent Corp............................................................           2,590            44,263
  *Electro Scientific Industries, Inc...........................................           1,924            29,206
  *Electronic Arts, Inc.........................................................          33,626           624,435
  *Electronics for Imaging, Inc.................................................           5,000            85,800
  *eMagin Corp..................................................................           2,210            10,011
  *EMC Corp.....................................................................         209,449         5,395,406
 #*EMCORE Corp..................................................................           3,309             3,905
  *Emulex Corp..................................................................           6,700            69,948
  *Entegris, Inc................................................................          13,900           133,162
 #*Entropic Communications, Inc.................................................           1,688             9,858
  *Envestnet, Inc...............................................................             171             1,968
   EPIQ Systems, Inc............................................................           4,051            49,382
  *ePlus, Inc...................................................................             500            14,260
  *Equinix, Inc.................................................................           4,918           589,963
  *Euronet Worldwide, Inc.......................................................           4,700            86,292
  *Exar Corp....................................................................           2,919            19,499
  *ExlService Holdings, Inc.....................................................           2,200            53,108
  *Extreme Networks.............................................................           6,599            21,381
  *F5 Networks, Inc.............................................................           7,250           868,115
  #FactSet Research Systems, Inc................................................           4,350           384,192
   Fair Isaac Corp..............................................................           4,050           146,772
  *Fairchild Semiconductor International, Inc...................................          13,385           187,122
  *FARO Technologies, Inc.......................................................           2,100           113,988
  *FEI Co.......................................................................           3,930           173,156
   Fidelity National Information Services, Inc..................................          25,915           740,132
 #*Finisar Corp.................................................................           9,600           194,496
 #*First Solar, Inc.............................................................           4,950           209,286
  *Fiserv, Inc..................................................................          14,700           924,483
  #FLIR Systems, Inc............................................................          16,900           435,175
  *FormFactor, Inc..............................................................           6,406            32,991
  *Forrester Research, Inc......................................................           1,531            53,493
  *Fortinet, Inc................................................................           8,400           191,604
  *Frequency Electronics, Inc...................................................             798             6,791
  *FSI International, Inc.......................................................           3,600            15,300
 #*Gartner Group, Inc...........................................................           8,800           333,608
  *Genpact, Ltd.................................................................          16,651           243,604
  *Global Cash Access Holdings, Inc.............................................           4,850            25,705
   Global Payments, Inc.........................................................           7,901           395,208
  *Globecomm Systems, Inc.......................................................           3,146            44,893
  *Google, Inc..................................................................          25,893        15,020,788
  *GSE Systems, Inc.............................................................           1,745             3,054
  *GSI Group, Inc...............................................................             900            10,395
  *GSI Technology, Inc..........................................................           3,200            15,872
 #*GT Advanced Technologies, Inc................................................          12,200           105,164
  *GTSI Corp....................................................................             200               846
  *Hackett Group, Inc. (The)....................................................           5,500            21,312
  *Harmonic, Inc................................................................           9,800            57,526
   Harris Corp..................................................................          11,640           477,240
  #Heartland Payment Systems, Inc...............................................           3,939            94,536
   Hewlett-Packard Co...........................................................         182,338         5,101,817
 #*Hittite Microwave Corp.......................................................           2,200           121,044
  *Hutchinson Technology, Inc...................................................           1,900             3,515
  *I.D. Systems, Inc............................................................           2,003            10,315
   IAC/InterActiveCorp..........................................................           8,300           357,481
  *Identive Group, Inc..........................................................           1,092             2,490

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *IEC Electronics Corp.........................................................             638   $         3,267
  *iGATE Corp...................................................................           3,200            58,304
  *Imation Corp.................................................................           2,440            14,469
  *Immersion Corp...............................................................             597             3,361
 #*Infinera Corp................................................................          10,000            71,400
  *Informatica Corp.............................................................          10,500           444,150
  *InfoSpace, Inc...............................................................           2,980            36,684
  *Ingram Micro, Inc. Class A...................................................          16,470           312,601
  *Innodata Isogen, Inc.........................................................           4,054            16,621
  *Insight Enterprises, Inc.....................................................           4,020            74,209
  *Integrated Device Technology, Inc............................................          15,566            98,688
  *Integrated Silicon Solution, Inc.............................................           3,810            37,224
   Intel Corp...................................................................         550,408        14,541,779
  *Interactive Intelligence Group, Inc..........................................           1,900            49,039
  #InterDigital, Inc............................................................           4,792           178,837
  *Intermec, Inc................................................................           4,663            39,356
  *Internap Network Services Corp...............................................           4,500            30,195
   International Business Machines Corp.........................................         129,548        24,950,945
 #*International Rectifier Corp.................................................           6,998           159,554
  *Interphase Corp..............................................................             490             2,524
  #Intersil Corp. Class A.......................................................          12,140           136,696
  *Intevac, Inc.................................................................           2,384            19,859
  *IntriCon Corp................................................................             800             5,600
   Intuit, Inc..................................................................          27,530         1,553,793
 #*IPG Photonics Corp...........................................................           2,800           147,812
  *Iteris, Inc..................................................................             600               924
 #*Itron, Inc...................................................................           4,100           159,039
 #*Ixia.........................................................................           2,946            35,971
  *IXYS Corp....................................................................           3,144            43,136
  #j2 Global, Inc...............................................................           4,783           128,950
  *Jabil Circuit, Inc...........................................................          18,312           414,950
  #Jack Henry & Associates, Inc.................................................           7,790           266,418
  *JDA Software Group, Inc......................................................           4,149           122,271
  *JDS Uniphase Corp............................................................          20,600           261,414
  *Juniper Networks, Inc........................................................          44,980           941,431
  *Kemet Corp...................................................................           1,173            10,780
 #*Kenexa Corp..................................................................           2,623            63,004
   Keynote Systems, Inc.........................................................           2,200            43,054
 #*KIT Digital, Inc.............................................................           2,850            30,866
  #KLA-Tencor Corp..............................................................          17,270           883,015
  *Kopin Corp...................................................................           8,696            33,740
  *Kulicke & Soffa Industries, Inc..............................................           5,900            63,779
  *KVH Industries, Inc..........................................................           2,000            18,660
 #*Lam Research Corp............................................................          13,000           553,670
  *Lattice Semiconductor Corp...................................................          12,649            86,013
  *LeCroy Corp..................................................................           1,999            20,810
   Lender Processing Services, Inc..............................................           7,318           121,698
  #Lexmark International, Inc...................................................           7,972           278,223
 #*Limelight Networks, Inc......................................................           5,694            18,562
   Linear Technology Corp.......................................................          23,900           796,348
  *Liquidity Services, Inc......................................................           2,736            94,419
   Littlefuse, Inc..............................................................           2,318           117,546
 #*LogMeIn, Inc.................................................................           1,700            67,711
  *LoJack Corp..................................................................           2,400             7,800
  *LoopNet, Inc.................................................................           3,256            52,161
  *Loral Space & Communications, Inc............................................           1,300            89,648
  *LSI Corp.....................................................................          62,544           473,458
  *LTX-Credence Corp............................................................           2,640            17,609
  *Manhattan Associates, Inc....................................................           2,194            96,295
   ManTech International Corp. Class A..........................................           2,440            85,766
   Marchex, Inc. Class B........................................................           3,183            14,387

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Market Leader, Inc...........................................................           2,162   $         5,751
  *Marvell Technology Group, Ltd................................................          49,822           773,736
   MasterCard, Inc. Class A.....................................................          11,622         4,132,435
  *Mattersight Corp.............................................................             500             2,900
   Maxim Integrated Products, Inc...............................................          29,360           788,022
   Maximus, Inc.................................................................           3,800           171,114
 #*Maxwell Technologies, Inc....................................................             766            15,672
  *Measurement Specialties, Inc.................................................           1,400            45,500
  *MEMC Electronic Materials, Inc...............................................          20,520            93,776
  *Mentor Graphics Corp.........................................................           9,800           135,926
  *Mercury Computer Systems, Inc................................................           2,500            33,475
   Mesa Laboratories, Inc.......................................................             300            13,335
   Methode Electronics, Inc.....................................................           4,169            41,398
   Micrel, Inc..................................................................           5,800            67,048
 #*Microchip Technology, Inc....................................................          18,608           686,821
  *Micron Technology, Inc.......................................................          87,574           664,687
 #*MICROS Systems, Inc..........................................................           7,800           387,738
 #*Microsemi Corp...............................................................           7,000           138,460
   Microsoft Corp...............................................................         802,437        23,695,965
  *MicroStrategy, Inc...........................................................             700            80,584
 #*Mindspeed Technologies, Inc..................................................           3,300            21,153
  *MIPS Technologies, Inc.......................................................           5,600            32,872
   MKS Instruments, Inc.........................................................           3,600           108,540
  *MModal, Inc..................................................................           1,800            18,828
   MOCON, Inc...................................................................             535             8,533
  *ModusLink Global Solutions, Inc..............................................           5,100            29,172
   Molex, Inc. Class A..........................................................           7,690           168,334
  *MoneyGram International, Inc.................................................           1,383            25,668
 #*Monolithic Power Systems, Inc................................................           3,320            54,415
 #*Monotype Imaging Holdings, Inc...............................................           4,300            67,123
  *Monster Worldwide, Inc.......................................................          12,900            92,880
  *MoSys, Inc...................................................................           3,108            12,991
  *Motorola Mobility Holdings, Inc..............................................          27,681         1,069,317
   Motorola Solutions, Inc......................................................          30,498         1,415,412
   MTS Systems Corp.............................................................           1,500            68,835
  *Multi-Fineline Electronix, Inc...............................................           1,672            41,566
  *Nanometrics, Inc.............................................................           2,297            46,514
  #National Instruments Corp....................................................           9,001           242,217
  *NCI, Inc. Class A............................................................           1,200             8,784
  *NCR Corp.....................................................................          15,970           299,118
  *NetApp, Inc..................................................................          36,360         1,372,226
  *NETGEAR, Inc.................................................................           3,600           143,352
 #*NetLogic Microsystems, Inc...................................................           6,400           318,720
  *NetScout Systems, Inc........................................................           3,414            70,533
  *NetSuite, Inc................................................................           6,436           269,540
  *Network Equipment Technologies, Inc..........................................           2,600             3,328
 #*NeuStar, Inc.................................................................           7,800           284,778
  *Newport Corp.................................................................           3,370            62,244
   NIC, Inc.....................................................................           2,797            34,990
  *Novatel Wireless, Inc........................................................           4,993            14,330
  *Novellus Systems, Inc........................................................           6,582           310,341
 #*Nuance Communications, Inc...................................................          25,486           726,861
  *NumereX Corp. Class A........................................................             700             5,992
  *NVIDIA Corp..................................................................          63,600           939,372
 #*Oclaro, Inc..................................................................           4,000            16,560
  *Official Payments Holdings, Inc..............................................           2,100             9,114
  *OmniVision Technologies, Inc.................................................           5,500            73,205
  *ON Semiconductor Corp........................................................          40,765           354,656
  *Online Resources Corp........................................................           4,610            12,401
  *Openwave Systems, Inc........................................................           5,355            10,764
  *Oplink Communications, Inc...................................................           1,500            28,095

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  #OPNET Technologies, Inc......................................................           2,358   $        83,591
   Optical Cable Corp...........................................................           1,300             4,602
   Oracle Corp..................................................................         321,181         9,057,304
  *OSI Systems, Inc.............................................................           2,078           111,651
  *PAR Technology Corp..........................................................           1,750             8,155
  *Parametric Technology Corp...................................................          11,060           278,380
   Park Electrochemical Corp....................................................           2,544            77,261
   Paychex, Inc.................................................................          32,721         1,030,712
   PC Connection, Inc...........................................................           1,900            22,800
  *PC Mall, Inc.................................................................           1,968            12,320
   PC-Tel, Inc..................................................................           2,700            20,088
  *PDF Solutions, Inc...........................................................           3,109            19,867
  *Perceptron, Inc..............................................................             528             2,709
  *Perficient, Inc..............................................................           2,900            32,277
  *Performance Technologies, Inc................................................           1,257             2,263
  *Pericom Semiconductor Corp...................................................           2,935            23,480
  *Pervasive Software, Inc......................................................           2,700            15,552
 #*Photronics, Inc..............................................................           4,200            28,812
  *Planar Systems, Inc..........................................................             930             2,195
  #Plantronics, Inc.............................................................           4,599           171,267
  *Plexus Corp..................................................................           4,313           156,346
  *PLX Technology, Inc..........................................................           3,500            10,990
  *PMC-Sierra, Inc..............................................................          21,900           142,350
  *Polycom, Inc.................................................................          18,000           359,100
  #Power Integrations, Inc......................................................           2,945           105,991
 #*Power-One, Inc...............................................................           6,500            28,210
  *Presstek, Inc................................................................             266               173
  *PRGX Global, Inc.............................................................           2,100            12,747
  *Progress Software Corp.......................................................           6,750           157,478
  *PROS Holdings, Inc...........................................................           1,082            17,550
   QAD, Inc. Class A............................................................             736             9,516
   QAD, Inc. Class B............................................................             184             2,392
 #*QLIK Technologies, Inc.......................................................           7,020           197,964
 #*QLogic Corp..................................................................           9,800           169,736
   QUALCOMM, Inc................................................................         168,038         9,883,995
  *Qualstar Corp................................................................             300               574
 #*Quest Software, Inc..........................................................           5,728           116,565
 #*QuinStreet, Inc..............................................................           2,500            24,050
 #*Rackspace Hosting, Inc.......................................................          10,500           455,805
  *RadiSys Corp.................................................................           2,460            14,834
  *Ramtron International Corp...................................................             500             1,025
   RealNetworks, Inc............................................................           3,050            31,140
 #*RealPage, Inc................................................................           1,466            37,706
  *Red Hat, Inc.................................................................          19,743           915,483
  *Reis, Inc....................................................................           1,130            11,752
 #*RF Micro Devices, Inc........................................................          28,596           142,694
   Richardson Electronics, Ltd..................................................           2,200            26,642
   Rimage Corp..................................................................           1,254            15,600
 #*Riverbed Technology, Inc.....................................................          12,200           292,068
  *Rofin-Sinar Technologies, Inc................................................           2,700            76,599
 #*Rogers Corp..................................................................           1,586            60,950
 #*Rosetta Stone, Inc...........................................................             696             5,429
  *Rovi Corp....................................................................          11,513           369,452
  *Rubicon Technology, Inc......................................................           1,987            21,519
  *Rudolph Technologies, Inc....................................................           2,537            25,954
  *S1 Corp......................................................................           6,610            64,514
 #*SAIC, Inc....................................................................          29,600           380,656
 #*Salesforce.com, Inc..........................................................          12,650         1,477,520
  *Sandisk Corp.................................................................          24,820         1,138,742
  *Sanmina-SCI Corp.............................................................           5,900            64,782
  #Sapient Corp.................................................................          12,399           159,947

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *ScanSource, Inc..............................................................           2,584   $        97,081
  *SeaChange International, Inc.................................................           3,000            21,540
   Seagate Technology...........................................................          45,280           957,219
 #*Semtech Corp.................................................................           7,320           208,620
  *ShoreTel, Inc................................................................           4,801            31,447
  *Sigma Designs, Inc...........................................................           2,500            15,075
 #*Silicon Graphics International Corp..........................................           1,846            25,179
  *Silicon Image, Inc...........................................................           7,000            34,020
 #*Silicon Laboratories, Inc....................................................           3,920           171,853
  *Skyworks Solutions, Inc......................................................          15,521           334,943
  *Smith Micro Software, Inc....................................................           3,600             6,552
 #*SolarWinds, Inc..............................................................           5,300           167,533
  #Solera Holdings, Inc.........................................................           7,392           353,116
  *Sonus Networks, Inc..........................................................          22,816            58,865
 #*Sourcefire, Inc..............................................................           2,700            83,754
  *Spansion, Inc. Class A.......................................................           4,965            49,799
  *Spark Networks, Inc..........................................................           1,760             6,424
  *SRS Labs, Inc................................................................           2,100            14,532
 #*SS&C Technologies Holdings, Inc..............................................           1,111            20,853
  *Stamps.com, Inc..............................................................           1,943            60,252
  *Standard Microsystems Corp...................................................           2,342            60,330
  *StarTek, Inc.................................................................           2,385             7,441
 #*STEC, Inc....................................................................           3,227            30,527
 #*Stratasys, Inc...............................................................           2,298            84,452
  *SuccessFactors, Inc..........................................................           5,043           200,711
 #*SunPower Corp................................................................           1,742            11,933
  *Super Micro Computer, Inc....................................................           2,809            47,416
  *Supertex, Inc................................................................           1,500            27,720
  *Support.com, Inc.............................................................           5,150            13,287
 #*Sycamore Networks, Inc.......................................................           2,218            43,074
  *Symantec Corp................................................................          68,505         1,177,601
  *Symmetricom, Inc.............................................................           5,609            35,000
 #*Synaptics, Inc...............................................................           3,300           126,423
 #*Synchronoss Technologies, Inc................................................             922            30,813
 #*SYNNEX Corp..................................................................           2,620            94,792
  *Synopsys, Inc................................................................          12,968           378,406
   Syntel, Inc..................................................................           2,000            93,840
  *Take-Two Interactive Software, Inc...........................................           6,500           101,400
  *Taleo Corp...................................................................             251             9,039
  *TE Connectivity, Ltd.........................................................           7,204           245,656
  *Tech Data Corp...............................................................           4,487           232,965
  *TechTarget, Inc..............................................................           2,241            15,575
  *TeleCommunication Systems, Inc. Class A......................................           4,200             9,828
  *TeleTech Holdings, Inc.......................................................           2,700            45,792
   Tellabs, Inc.................................................................          37,363           141,979
   Telular Corp.................................................................           1,234            10,316
 #*Teradata Corp................................................................          16,685           893,649
 #*Teradyne, Inc................................................................          18,100           295,935
   Tessco Technologies, Inc.....................................................           1,314            23,415
  *Tessera Technologies, Inc....................................................           3,909            77,398
   Texas Instruments, Inc.......................................................         114,981         3,723,085
  *TIBCO Software, Inc..........................................................          15,600           406,692
  *TiVo, Inc....................................................................          12,159           126,210
  *TNS, Inc.....................................................................           2,000            36,880
   Total System Services, Inc...................................................          18,883           404,852
  *Transact Technologies, Inc...................................................             600             4,626
 #*Travelzoo, Inc...............................................................             168             4,336
 #*Trimble Navigation, Ltd......................................................          11,549           540,840
  *TriQuint Semiconductor, Inc..................................................          17,700           106,023
  *TTM Technologies, Inc........................................................           5,400            66,258
  *Tyler Technologies, Inc......................................................           3,200           112,416

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Ultimate Software Group, Inc.................................................           2,296   $       153,120
  *Ultra Clean Holdings, Inc....................................................           2,422            17,802
  *Ultratech, Inc...............................................................           2,200            64,350
  *Unisys Corp..................................................................           3,900            81,783
   United Online, Inc...........................................................           9,350            53,108
  *USA Technologies, Inc........................................................           3,698             4,142
 #*ValueClick, Inc..............................................................           8,200           143,008
 #*Veeco Instruments, Inc.......................................................           3,900            95,199
 #*VeriFone Systems, Inc........................................................          10,903           465,558
  *Verint Systems, Inc..........................................................           1,855            52,515
 #*VeriSign, Inc................................................................          14,823           549,340
 #*Viasat, Inc..................................................................           3,700           175,898
  *Viasystems Group, Inc........................................................           1,487            25,264
  *Vicon Industries, Inc........................................................             900             3,069
  *Video Display Corp...........................................................           1,359             8,303
 #*VirnetX Holding Corp.........................................................           1,695            39,358
  *Virtusa Corp.................................................................           2,057            32,891
   Visa, Inc....................................................................          55,498         5,585,319
  *Vishay Intertechnology, Inc..................................................          13,315           163,508
  *Vishay Precision Group, Inc..................................................           1,210            19,070
 #*VistaPrint N.V...............................................................           3,805           136,143
  *VMware, Inc. Class A.........................................................           9,242           843,517
  *Vocus, Inc...................................................................             658            15,114
  *Volterra Semiconductor Corp..................................................           2,400            72,408
   Wayside Technology Group, Inc................................................             252             3,011
 #*Web.com Group, Inc...........................................................           2,905            37,184
 #*WebMD Health Corp............................................................           4,354           122,086
  *Websense, Inc................................................................           3,934            74,353
  *Westell Technologies, Inc. Class A...........................................           5,426            11,937
  *Western Digital Corp.........................................................          24,063           874,690
   Western Union Co. (The)......................................................          59,552         1,137,443
  *Wright Express Corp..........................................................           3,640           199,181
   Xerox Corp...................................................................         135,087         1,046,924
   Xilinx, Inc..................................................................          25,630           918,836
  *XO Group, Inc................................................................           4,000            32,960
  *X-Rite, Inc..................................................................           4,100            18,614
  *Xyratex, Ltd.................................................................             200             3,176
  *Yahoo!, Inc..................................................................         118,760         1,837,217
 #*Zebra Technologies Corp. Class A.............................................           5,380           203,687
 #*Zix Corp.....................................................................           2,933             8,858
  *Zygo Corp....................................................................             909            16,080
                                                                                                   ---------------
Total Information Technology....................................................                       280,510,837
                                                                                                   ---------------
Materials -- (4.0%)
   A. Schulman, Inc.............................................................           2,719            66,616
 #*A.M. Castle & Co.............................................................           1,388            14,394
  *AEP Industries, Inc..........................................................             122             4,031
   Air Products & Chemicals, Inc................................................          20,607         1,814,034
   Airgas, Inc..................................................................           7,560           596,711
  *AK Steel Holding Corp........................................................          10,900           102,896
   Albemarle Corp...............................................................           8,597           552,873
   Alcoa, Inc...................................................................         115,538         1,173,866
   Allegheny Technologies, Inc..................................................          10,432           473,508
 #*Allied Nevada Gold Corp......................................................           8,946           321,430
   AMCOL International Corp.....................................................           2,400            68,544
  *American Pacific Corp........................................................             300             2,379
   American Vanguard Corp.......................................................           2,950            44,338
   AptarGroup, Inc..............................................................           7,000           366,940
  *Arabian American Development Co..............................................             700             5,593
   Ashland, Inc.................................................................           7,207           454,473
   Balchem Corp.................................................................           3,412           129,110

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Ball Corp....................................................................          16,072   $       630,987
   Bemis Co., Inc...............................................................           9,591           300,198
   Boise, Inc...................................................................          10,125            77,355
   Buckeye Technologies, Inc....................................................           3,300           110,649
   Cabot Corp...................................................................           5,800           209,960
  *Calgon Carbon Corp...........................................................           5,200            84,968
   Carpenter Technology Corp....................................................           4,600           241,408
   Celanese Corp. Class A.......................................................          15,330           746,724
  *Century Aluminum Co..........................................................           4,940            49,548
   CF Industries Holdings, Inc..................................................           7,623         1,352,168
  *Clearwater Paper Corp........................................................           1,800            65,736
   Cliffs Natural Resources, Inc................................................          15,500         1,119,875
  *Coeur d'Alene Mines Corp.....................................................           8,700           240,642
   Commercial Metals Co.........................................................          10,600           152,004
   Compass Minerals International, Inc..........................................           2,800           204,596
  *Contango ORE, Inc............................................................             170             2,127
  *Core Molding Technologies, Inc...............................................             389             3,306
 #*Crown Holdings, Inc..........................................................          14,800           533,836
   Cytec Industries, Inc........................................................           4,600           229,356
   Deltic Timber Corp...........................................................           1,082            73,706
   Domtar Corp..................................................................           3,500           302,330
   Dow Chemical Co. (The).......................................................         120,230         4,028,907
   E.I. du Pont de Nemours & Co.................................................          93,300         4,748,037
   Eagle Materials, Inc.........................................................           4,719           138,786
   Eastman Chemical Co..........................................................          11,400           573,648
   Ecolab, Inc..................................................................          33,837         2,045,108
  *Ferro Corp...................................................................           7,000            47,320
   FMC Corp.....................................................................           7,100           658,028
   Freeport-McMoRan Copper & Gold, Inc. Class B.................................          85,660         3,958,349
   Friedman Industries, Inc.....................................................           1,199            12,554
 #*General Moly, Inc............................................................           5,511            20,501
  *Georgia Gulf Corp............................................................           2,976           104,309
   Globe Specialty Metals, Inc..................................................           3,849            52,654
 #*Golden Minerals, Co..........................................................             900             8,730
  *Graphic Packaging Holding Co.................................................          14,415            72,219
   Greif, Inc. Class A..........................................................           2,500           121,125
   H.B. Fuller Co...............................................................           4,800           137,376
  #Hawkins, Inc.................................................................             888            35,165
   Haynes International, Inc....................................................           1,800           109,368
  *Headwaters, Inc..............................................................           7,000            18,550
  #Hecla Mining Co..............................................................          28,200           148,332
  *Horsehead Holding Corp.......................................................           3,700            40,256
   Huntsman Corp................................................................          19,246           245,002
   Innophos Holdings, Inc.......................................................           2,585           129,043
  *Innospec, Inc................................................................           2,411            78,044
   International Flavors & Fragrances, Inc......................................           8,030           448,154
   International Paper Co.......................................................          42,100         1,310,994
 #*Intrepid Potash, Inc.........................................................           5,600           133,784
   Kaiser Aluminum Corp.........................................................           1,600            79,008
  *KapStone Paper & Packaging Corp..............................................           3,600            62,856
   KMG Chemicals, Inc...........................................................           1,500            27,615
   Koppers Holdings, Inc........................................................           2,100            79,779
  *Kraton Performance Polymers, Inc.............................................           2,700            76,788
  #Kronos Worldwide, Inc........................................................           1,912            44,014
  *Landec Corp..................................................................           3,992            24,072
  #Limoneira Co.................................................................             324             5,826
  *Louisiana-Pacific Corp.......................................................          11,400            97,128
  *LSB Industries, Inc..........................................................           2,000            70,100
  *LyondellBasell Industries NV Class A.........................................          17,785           766,534
  #Martin Marietta Materials, Inc...............................................           4,800           396,048
  *Materion Corp................................................................           2,140            62,937

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   MeadWestavco Corp............................................................          15,610   $       459,558
  *Mercer International, Inc....................................................           3,588            29,350
  *Metals USA Holdings Corp.....................................................           2,264            30,270
   Minerals Technologies, Inc...................................................           1,600           101,520
 #*Molycorp, Inc................................................................           5,989           185,539
   Monsanto Co..................................................................          53,970         4,428,238
   Mosaic Co. (The).............................................................          30,958         1,732,719
   Myers Industries, Inc........................................................           3,889            51,763
   Neenah Paper, Inc............................................................           1,100            26,147
  #NewMarket Corp...............................................................           1,212           262,022
   Newmont Mining Corp..........................................................          51,860         3,188,353
   NL Industries, Inc...........................................................           5,704            78,829
   Noranda Aluminum Holding Corp................................................           2,200            23,078
  *Northern Technologies International Corp.....................................             300             4,221
   Nucor Corp...................................................................          32,133         1,429,597
   Olin Corp....................................................................           8,155           181,041
   Olympic Steel, Inc...........................................................           1,300            33,527
  *OM Group, Inc................................................................           3,200            86,816
 #*Omnova Solutions, Inc........................................................           3,300            16,368
  *Owens-Illinois, Inc..........................................................          17,100           411,255
   P.H. Glatfelter Co...........................................................           5,000            73,900
  #Packaging Corp. of America...................................................          10,700           301,098
  *Penford Corp.................................................................           1,572             8,882
   PolyOne Corp.................................................................           7,300           105,266
   PPG Industries, Inc..........................................................          15,535         1,391,625
   Praxair, Inc.................................................................          29,594         3,142,883
   Quaker Chemical Corp.........................................................             900            39,870
   Reliance Steel & Aluminum Co.................................................           7,100           377,720
   Rock-Tenn Co. Class A........................................................           6,927           428,504
  *Rockwood Holdings, Inc.......................................................           6,280           317,140
   Royal Gold, Inc..............................................................           5,550           422,577
   RPM International, Inc.......................................................          10,900           272,827
 #*RTI International Metals, Inc................................................           2,700            67,959
   Schnitzer Steel Industries, Inc. Class A.....................................           2,300           100,349
   Schweitzer-Maudoit International, Inc........................................           2,340           162,700
   Scotts Miracle-Gro Co. Class A (The).........................................           3,860           182,810
   Sealed Air Corp..............................................................          15,677           312,443
   Sensient Technologies Corp...................................................           5,597           221,753
   Sherwin-Williams Co..........................................................           9,000           877,770
  #Sigma-Aldrich Corp...........................................................          12,100           823,284
  #Silgan Holdings, Inc.........................................................           5,200           216,112
  *Solutia, Inc.................................................................          12,300           338,250
  #Sonoco Products Co...........................................................           9,972           312,124
  #Southern Copper Corp.........................................................          11,000           381,590
  *Spartech Corp................................................................           2,300            12,351
   Steel Dynamics, Inc..........................................................          20,400           325,380
   Stepan Co....................................................................             313            26,899
  *Stillwater Mining Co.........................................................           9,500           122,360
 #*STR Holdings, Inc............................................................           1,412            15,094
  *SunCoke Energy, Inc..........................................................           5,512            74,027
   Synalloy Corp................................................................             737             7,930
   Temple-Inland, Inc...........................................................          11,100           353,979
  #Texas Industries, Inc........................................................           1,900            59,394
   Titanium Metals Corp.........................................................           9,423           144,926
  *United States Lime & Minerals, Inc...........................................             353            21,985
  #United States Steel Corp.....................................................          12,800           386,432
  *Universal Stainless & Alloy Products, Inc....................................             561            22,289
   Valspar Corp.................................................................           9,100           393,484
   Vulcan Materials Co..........................................................          13,048           572,285
   Walter Energy, Inc...........................................................           5,300           366,389
   Wausau Paper Corp............................................................           5,223            45,127

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Westlake Chemical Corp.......................................................           2,630   $       153,724
   Worthington Industries, Inc..................................................           4,820            88,736
  *WR Grace & Co................................................................           6,100           326,594
   Zep, Inc.....................................................................           2,526            41,376
  *Zoltek Cos., Inc.............................................................           2,537            22,047
                                                                                                   ---------------
Total Materials.................................................................                        61,362,718
                                                                                                   ---------------
Other -- (0.0%)
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................           8,600                --
 .*Gerber Scientific, Inc. Escrow Shares........................................           2,901                --
 .*MAIR Holdings, Inc. Escrow Shares............................................             700                --
 .*Petrocorp, Inc. Escrow Shares................................................             100                 6
 .*Price Communications Liquidation Trust.......................................           3,605                --
                                                                                                   ---------------
Total Other.....................................................................                                 6
                                                                                                   ---------------
Real Estate Investment Trusts -- (0.2%)
  *American Tower Corp..........................................................          41,504         2,635,919
                                                                                                   ---------------
Telecommunication Services -- (2.5%)
 #*AboveNet, Inc................................................................           2,300           152,835
   AT&T, Inc....................................................................         605,782        17,816,049
   Atlantic Tele-Network, Inc...................................................           1,149            41,467
  *Cbeyond, Inc.................................................................           2,962            25,177
   CenturyLink, Inc.............................................................          63,140         2,338,074
 #*Cincinnati Bell, Inc.........................................................          21,600            74,520
  *Cogent Communications Group, Inc.............................................           1,864            28,407
   Consolidated Communications Holdings, Inc....................................           3,313            62,914
 #*Crown Castle International Corp..............................................          29,848         1,447,031
  #Frontier Communications Corp.................................................         103,738           443,999
  *General Communications, Inc. Class A.........................................           3,550            36,956
   HickoryTech Corp.............................................................           2,100            24,129
   IDT Corp. Class B............................................................           1,800            15,840
 #*Iridium Communications, Inc..................................................           2,818            22,516
 #*Leap Wireless International, Inc.............................................           7,025            60,134
 #*Level 3 Communications, Inc..................................................          15,603           289,436
   Lumos Networks Corp..........................................................           2,000            30,060
  *MetroPCS Communications, Inc.................................................          26,297           232,465
  *Neutral Tandem, Inc..........................................................           2,700            33,183
  *NII Holdings, Inc............................................................          17,652           354,982
   NTELOS Holdings Corp.........................................................           2,000            45,660
  *Pendrell Corp................................................................          12,628            33,717
  *Premiere Global Services, Inc................................................           5,500            48,400
  *SBA Communications Corp......................................................          10,400           475,488
   Shenandoah Telecommunications Co.............................................           1,830            18,062
  *Sprint Nextel Corp...........................................................         322,019           682,680
   SureWest Communications......................................................           2,098            30,379
  *Telephone & Data Systems, Inc................................................           7,918           208,233
  *tw telecom, Inc..............................................................          14,700           296,205
  *United States Cellular Corp..................................................           1,400            64,218
   USA Mobility, Inc............................................................           2,900            41,035
   Verizon Communications, Inc..................................................         303,071        11,413,654
   Windstream Corp..............................................................          54,770           661,074
                                                                                                   ---------------
Total Telecommunication Services................................................                        37,548,979
                                                                                                   ---------------
Utilities -- (3.6%)
  *AES Corp.....................................................................          65,493           835,691
   AGL Resources, Inc...........................................................          12,088           501,773
   ALLETE, Inc..................................................................           3,400           140,930
   Alliant Energy Corp..........................................................          11,900           504,441
   Ameren Corp..................................................................          25,900           819,476
   American Electric Power Co., Inc.............................................          52,378         2,072,074

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   American States Water Co.....................................................           1,900   $        68,723
   American Water Works Co., Inc................................................          18,700           630,751
   Aqua America, Inc............................................................          14,467           319,142
   Artesian Resources Corp. Class A.............................................             471             8,902
   Atmos Energy Corp............................................................           9,030           292,662
   Avista Corp..................................................................           6,212           157,412
   Black Hills Corp.............................................................           3,900           131,664
   California Water Service Group...............................................           3,828            70,627
  *Calpine Corp.................................................................          37,212           543,295
   CenterPoint Energy, Inc......................................................          43,800           808,986
   Central Vermont Public Service Corp..........................................           1,249            43,927
   CH Energy Group, Inc.........................................................           1,800           102,384
   Chesapeake Utilities Corp....................................................           1,000            43,020
   Cleco Corp...................................................................           6,582           261,700
   CMS Energy Corp..............................................................          26,686           582,555
   Connecticut Water Services, Inc..............................................             900            27,342
   Consolidated Edison, Inc.....................................................          31,830         1,876,697
  #Consolidated Water Co., Ltd..................................................             777             6,053
   Constellation Energy Group, Inc..............................................          19,625           714,939
   Delta Natural Gas Co., Inc...................................................             360            12,240
   Dominion Resources, Inc......................................................          61,803         3,092,622
   DTE Energy Co................................................................          18,300           973,743
   Duke Energy Corp.............................................................         144,520         3,079,721
  *Dynegy, Inc..................................................................          10,337            19,227
   Edison International, Inc....................................................          32,700         1,342,008
   El Paso Electric Co..........................................................           4,200           146,160
   Empire District Electric Co..................................................           4,170            86,861
   Entergy Corp.................................................................          18,800         1,304,344
  #Exelon Corp..................................................................          71,960         2,862,569
   FirstEnergy Corp.............................................................          45,372         1,915,606
   Gas Natural, Inc.............................................................             850             9,478
   Genie Energy, Ltd. Class B...................................................           1,800            18,828
  *GenOn Energy, Inc............................................................          80,441           171,339
   Great Plains Energy, Inc.....................................................          14,200           292,804
  #Hawaiian Electric Industries, Inc............................................          10,300           267,285
   IDACORP, Inc.................................................................           5,351           225,545
  #Integrys Energy Group, Inc...................................................           8,040           417,356
   ITC Holdings Corp............................................................           5,400           398,034
   Laclede Group, Inc...........................................................           2,600           108,316
  #MDU Resources Group, Inc.....................................................          18,450           394,461
   MGE Energy, Inc..............................................................           2,398           107,574
   Middlesex Water Co...........................................................           1,920            36,269
   National Fuel Gas Co.........................................................           7,501           377,150
   New Jersey Resources Corp....................................................           4,497           214,597
   NextEra Energy, Inc..........................................................          42,519         2,544,762
   NiSource, Inc................................................................          30,412           691,265
   Northeast Utilities, Inc.....................................................          18,340           637,315
   Northwest Natural Gas Co.....................................................           2,797           132,997
   NorthWestern Corp............................................................           3,600           126,504
  *NRG Energy, Inc..............................................................          26,300           443,944
   NSTAR........................................................................           9,200           413,356
   NV Energy, Inc...............................................................          23,000           372,600
   OGE Energy Corp..............................................................          10,600           560,316
   ONEOK, Inc...................................................................          10,900           906,444
  #Ormat Technologies, Inc......................................................           1,100            17,875
   Otter Tail Corp..............................................................           3,400            75,106
   Pepco Holdings, Inc..........................................................          24,300           477,738
   PG&E Corp....................................................................          40,003         1,626,522
  #Piedmont Natural Gas Co......................................................           7,900           260,068
   Pinnacle West Capital Corp...................................................          11,615           548,925
   PNM Resources, Inc...........................................................           8,150           145,152

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Portland General Electric Co.................................................           8,207   $       204,683
   PPL Corp.....................................................................          61,900         1,720,201
   Progress Energy, Inc.........................................................          28,450         1,545,688
   Public Service Enterprise Group, Inc.........................................          51,741         1,569,822
  #Questar Corp.................................................................          18,500           356,680
   RGC Resources, Inc...........................................................             200             3,590
   SCANA Corp...................................................................          13,100           587,273
   Sempra Energy................................................................          22,600         1,285,940
   SJW Corp.....................................................................           2,210            52,355
   South Jersey Industries, Inc.................................................           3,300           181,104
   Southern Co. (The)...........................................................          92,979         4,236,123
   Southwest Gas Corp...........................................................           4,835           202,103
  *Synthesis Energy Systems, Inc................................................           2,352             3,622
   TECO Energy, Inc.............................................................          20,055           361,993
   UGI Corp.....................................................................          11,059           297,598
   UIL Holdings Corp............................................................           5,331           184,346
   UniSource Energy Corp........................................................           3,800           141,588
   Unitil Corp..................................................................           1,200            33,156
  #Vectren Corp.................................................................           8,800           251,592
  #Westar Energy, Inc...........................................................          12,153           345,631
   WGL Holdings, Inc............................................................           5,507           234,874
   Wisconsin Energy Corp........................................................          25,000           850,000
   Xcel Energy, Inc.............................................................          52,579         1,398,601
   York Water Co................................................................           1,100            19,580
                                                                                                   ---------------
Total Utilities.................................................................                        55,488,335
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,423,840,571
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Contra Pharmacopeia Contingent Value Rights..................................             361                --
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................             800                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................             400                73
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS..........................................................                                 73
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       5,362,226         5,362,226
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)

SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@DFA Short Term Investment Fund..............................................      98,946,828        98,946,828
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
       $91,749 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
       $92,153) to be repurchased at $89,950....................................   $          90            89,950
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        99,036,778
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,027,013,744)^^......................................................                   $ 1,528,239,648
                                                                                                   ===============

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                      -------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -------------------------------------------------------
                                          LEVEL 1        LEVEL 2     LEVEL 3         TOTAL
                                      --------------   -----------   -------   --------------
Common Stocks
   Consumer Discretionary..........   $  174,865,384            --      --     $  174,865,384
   Consumer Staples................      144,238,708            --      --        144,238,708
   Energy..........................      162,675,992            --      --        162,675,992
   Financials......................      171,731,245            --      --        171,731,245
   Health Care.....................      167,645,571            --      --        167,645,571
   Industrials.....................      165,136,877            --      --        165,136,877
   Information Technology..........      280,510,837            --      --        280,510,837
   Materials.......................       61,362,718            --      --         61,362,718
   Other...........................               --   $         6      --                  6
   Real Estate Investment Trusts...        2,635,919            --      --          2,635,919
   Telecommunication Services......       37,548,979            --      --         37,548,979
   Utilities.......................       55,488,335            --      --         55,488,335
   Rights/Warrants.................               --            73      --                 73
Temporary Cash Investments.........        5,362,226            --      --          5,362,226
Securities Lending Collateral......               --    99,036,778      --         99,036,778
                                      --------------   -----------     ---     --------------
TOTAL..............................   $1,429,202,791   $99,036,857      --     $1,528,239,648
                                      ==============   ===========     ===     ==============

               See accompanying Notes to Schedules of Investments.

                    TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (89.0%)
Consumer Discretionary -- (15.5%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................         131,657   $       379,172
   A.H. Belo Corp. Class A......................................................         102,354           607,983
  #Aaron's, Inc.................................................................          58,283         1,550,911
   Acme United Corp.............................................................           1,842            18,420
  *Aldila, Inc..................................................................          13,644            35,474
   Amcon Distributing Co........................................................             388            25,806
  *American Biltrite, Inc.......................................................           4,366            18,337
  #American Greetings Corp. Class A.............................................         130,517         1,875,529
 #*America's Car-Mart, Inc......................................................          44,364         1,683,170
 #*Archipelago Learning, Inc....................................................          45,462           472,350
  *Arctic Cat, Inc..............................................................          64,841         1,934,855
   Ark Restaurants Corp.........................................................          11,046           160,167
 #*Asbury Automotive Group, Inc.................................................          18,200           416,962
  *Ascent Capital Group, Inc. Class A...........................................          37,093         1,757,837
  *Ballantyne Strong, Inc.......................................................          90,050           381,812
 #*Barnes & Noble, Inc..........................................................         217,421         2,624,271
   Bassett Furniture Industries, Inc............................................          44,057           353,778
 #*Beasley Broadcast Group, Inc. Class A........................................          42,442           146,425
 #*Beazer Homes USA, Inc........................................................         365,714         1,115,428
   bebe stores, Inc.............................................................         136,701         1,197,501
   Belo Corp. Class A...........................................................         154,138         1,145,245
  *Benihana, Inc................................................................          47,637           520,672
   Big 5 Sporting Goods Corp....................................................           6,794            53,944
  *Biglari Holdings, Inc........................................................           6,120         2,423,153
 #*BJ's Restaurants, Inc........................................................         248,223        12,418,597
  *Bluegreen Corp...............................................................         173,693           451,602
   Blyth, Inc...................................................................          37,909         2,386,372
   Bob Evans Farms, Inc.........................................................         114,812         4,056,308
  #Books-A-Million, Inc.........................................................          89,105           216,525
   Bowl America, Inc. Class A...................................................          11,489           149,357
 #*Boyd Gaming Corp.............................................................         173,301         1,519,850
  *Brookfield Residential Properties, Inc.......................................          12,768           112,358
  #Brown Shoe Co., Inc..........................................................         158,870         1,501,321
   Brunswick Corp...............................................................         120,213         2,565,345
  *Build-A-Bear-Workshop, Inc...................................................         119,496           976,282
 #*Cabela's, Inc................................................................         228,775         5,966,452
  *Cache, Inc...................................................................          63,437           412,975
   Callaway Golf Co.............................................................         306,676         2,054,729
  *Cambium Learning Group, Inc..................................................          57,897           186,428
  *Canterbury Park Holding Corp.................................................           7,625            92,339
   Carriage Services, Inc.......................................................         172,519           988,534
  *Casual Male Retail Group, Inc................................................          34,503           109,029
 #*Cavco Industries, Inc........................................................          22,377         1,018,601
  *Central European Media Enterprises, Ltd. Class A.............................          11,475            80,210
 #*Charles & Colvard, Ltd.......................................................          33,536           102,956
 #*Charming Shoppes, Inc........................................................         462,997         2,296,465
   Christopher & Banks Corp.....................................................         135,200           279,864
   Churchill Downs, Inc.........................................................          56,570         3,165,092
  *Citi Trends, Inc.............................................................             662             5,971
  *Clear Channel Outdoor Holdings, Inc. Class A.................................          82,095           993,350
  *Coast Distribution System, Inc. (The)........................................          18,627            44,425
  *Cobra Electronics Corp.......................................................          17,562            82,190
 #*Collective Brands, Inc.......................................................         284,985         4,747,850
 #*Conn's, Inc..................................................................         132,970         1,542,452
   Core-Mark Holding Co., Inc...................................................          59,460         2,414,671
 #*Corinthian Colleges, Inc.....................................................          23,281            70,076
   CSS Industries, Inc..........................................................          42,144           902,724
  *Culp, Inc....................................................................          36,730           334,610

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Cumulus Media, Inc. Class A..................................................           7,700   $        27,104
  *Cybex International, Inc.....................................................          48,063            29,799
   D.R. Horton, Inc.............................................................          25,384           353,345
  *Dana Holding Corp............................................................         221,880         3,294,918
  *dELiA*s, Inc.................................................................          47,628            50,962
  *Delta Apparel, Inc...........................................................          17,375           265,838
  #Dillard's, Inc. Class A......................................................         401,591        17,770,402
  *DineEquity, Inc..............................................................          59,800         2,841,696
  *Dixie Group, Inc. (The)......................................................         111,117           397,799
 #*Dolan Co.....................................................................          92,021           867,758
 #*Dorman Products, Inc.........................................................          73,238         3,179,262
   Dover Downs Gaming & Entertainment, Inc......................................          16,136            39,533
  *Dover Motorsports, Inc.......................................................         109,057           131,959
 #*DreamWorks Animation SKG, Inc. Class A.......................................          58,102         1,031,310
 #*Drew Industries, Inc.........................................................           8,879           230,588
 #*Duckwall-ALCO Stores, Inc....................................................          10,636            88,492
 #*E.W. Scripps Co. Class A (The)...............................................         235,669         1,996,116
 #*Education Management Corp....................................................          36,822           940,066
   Educational Development Corp.................................................           1,976             9,732
  *Emerson Radio Corp...........................................................         234,639           412,965
 #*Entercom Communications Corp. Class A........................................          16,285           125,720
   Escalade, Inc................................................................          24,227           114,594
 #*Exide Technologies...........................................................         107,075           353,348
  *Famous Dave's of America, Inc................................................             579             5,998
 #*Federal-Mogul Corp...........................................................         137,570         2,282,286
   Finish Line, Inc. Class A (The)..............................................         107,313         2,269,670
  *Fisher Communications, Inc...................................................          37,942         1,141,675
   Flanigan's Enterprises, Inc..................................................           5,016            35,538
   Flexsteel Industries, Inc....................................................          26,545           376,674
   Foot Locker, Inc.............................................................         315,096         8,268,119
   Fred's, Inc. Class A.........................................................         236,177         3,483,611
   Frisch's Restaurants, Inc....................................................          23,920           502,320
  *Full House Resorts, Inc......................................................          55,770           155,041
 #*Furniture Brands International, Inc..........................................         183,066           309,382
  *Gaiam, Inc. Class A..........................................................          47,755           170,963
 #*GameStop Corp. Class A.......................................................         466,501        10,897,463
   Gaming Partners International Corp...........................................             100               646
   Gannett Co., Inc.............................................................         412,001         5,838,054
 #*Gaylord Entertainment Co.....................................................         202,261         5,673,421
  *Genesco, Inc.................................................................         103,940         6,347,616
  *G-III Apparel Group, Ltd.....................................................          65,443         1,494,064
  *Golfsmith International Holdings, Inc........................................           6,990            25,653
 #*Gray Television, Inc.........................................................         166,823           341,987
  *Gray Television, Inc. Class A................................................           3,309             5,658
  *Great Wolf Resorts, Inc......................................................         155,449           497,437
   Group 1 Automotive, Inc......................................................         147,870         7,887,386
  *Hallwood Group, Inc. (The)...................................................           7,822           124,370
   Harte-Hanks, Inc.............................................................         113,792         1,098,093
 #*Hastings Entertainment, Inc..................................................          65,844           106,667
   Haverty Furniture Cos., Inc..................................................         113,862         1,420,998
   Haverty Furniture Cos., Inc. Class A.........................................             700             8,522
  *Helen of Troy, Ltd...........................................................         125,191         4,027,394
 #*hhgregg, Inc.................................................................          31,806           323,785
  *Hollywood Media Corp.........................................................          63,704            78,993
   Hooker Furniture Corp........................................................          55,054           663,401
   Hot Topic, Inc...............................................................         264,817         1,938,460
 #*Iconix Brand Group, Inc......................................................         387,629         7,136,250
  #International Speedway Corp. Class A.........................................         130,394         3,362,861
 #*Isle of Capri Casinos, Inc...................................................         175,290           890,473
  *J. Alexander's Corp..........................................................          38,794           256,040
  #JAKKS Pacific, Inc...........................................................         173,129         2,645,411

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Jarden Corp..................................................................          21,300   $       717,597
  *Johnson Outdoors, Inc. Class A...............................................         101,446         1,725,596
  #Jones Group, Inc. (The)......................................................         294,821         2,691,716
  *Journal Communications, Inc. Class A.........................................         164,381           844,918
  #KB Home......................................................................         114,704         1,034,630
  *Kenneth Cole Productions, Inc. Class A.......................................          36,695           450,982
  *Kid Brands, Inc..............................................................          67,945           233,051
  *Kirkland's, Inc..............................................................          53,915           807,108
  *Kona Grill, Inc..............................................................           5,385            32,633
   Koss Corp....................................................................             710             3,912
   KSW, Inc.....................................................................          10,701            35,313
 #*K-Swiss, Inc. Class A........................................................          74,096           250,444
   Lacrosse Footwear, Inc.......................................................          12,729           160,131
  *Lakeland Industries, Inc.....................................................          34,327           323,360
  *Lakes Entertainment, Inc.....................................................         125,791           256,614
 #*La-Z-Boy, Inc................................................................         233,867         3,082,367
  *Leapfrog Enterprises, Inc....................................................          80,189           464,294
 #*Lee Enterprises, Inc.........................................................          68,086            90,554
  #Lennar Corp. Class A.........................................................         325,800         7,001,442
   Lennar Corp. Class B Voting..................................................          66,537         1,145,102
  *Liberty Media Corp. - Liberty Capital Class A................................          15,979         1,316,829
 #*Life Time Fitness, Inc.......................................................          26,053         1,280,244
  #Lifetime Brands, Inc.........................................................          63,921           757,464
   Lincoln Educational Services Corp............................................           2,964            25,876
  #Lithia Motors, Inc. Class A..................................................         129,782         2,882,458
 #*Live Nation Entertainment, Inc...............................................         382,493         3,932,028
 #*Luby's, Inc..................................................................         152,136           794,150
 #*M/I Homes, Inc...............................................................          95,252         1,081,110
   Mac-Gray Corp................................................................          93,218         1,299,459
  *Madison Square Garden Co. (The)..............................................          97,139         2,786,918
  *Mannatech, Inc...............................................................           8,479            36,461
   Marcus Corp..................................................................         111,760         1,353,414
 #*MarineMax, Inc...............................................................         128,245         1,054,174
  *McClatchy Co. (The)..........................................................         307,817           723,370
   MDC Holdings, Inc............................................................          71,126         1,409,717
 #*Media General, Inc. Class A..................................................          97,766           393,019
  #Men's Wearhouse, Inc. (The)..................................................         226,018         7,795,361
   Meredith Corp................................................................           1,000            31,490
 #*Meritage Homes Corp..........................................................          74,502         1,802,948
  #MGP Ingredients, Inc.........................................................          75,349           449,080
  *Modine Manufacturing Co......................................................         138,533         1,515,551
 #*Mohawk Industries, Inc.......................................................         190,548        11,653,916
 #*Monarch Casino & Resort, Inc.................................................           4,637            49,384
  *Morton's Restaurant Group, Inc...............................................          57,383           395,943
 #*Motorcar Parts of America, Inc...............................................          56,988           365,863
   Movado Group, Inc............................................................         105,959         1,950,705
  *MTR Gaming Group, Inc........................................................          97,351           232,669
 #*Multimedia Games Holding Co., Inc............................................          79,646           601,327
  *Nathan's Famous, Inc.........................................................           9,601           201,045
  *Nautilus, Inc................................................................          52,658           127,432
  *New Frontier Media, Inc......................................................          54,680            59,601
 #*New York & Co., Inc..........................................................         121,740           339,655
  *New York Times Co. Class A (The).............................................           4,600            34,270
  *Nobility Homes, Inc..........................................................             130               741
 #*O'Charley's, Inc.............................................................         106,400           690,536
  *Office Depot, Inc............................................................         308,062           841,009
  *Orbitz Worldwide, Inc........................................................           7,832            28,665
  *Orient-Express Hotels, Ltd. Class A..........................................         462,611         3,913,689
   Outdoor Channel Holdings, Inc................................................         126,139           889,280
  *P & F Industries, Inc. Class A...............................................           2,025             7,857
 #*Pacific Sunwear of California, Inc...........................................         296,405           533,529

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Penn National Gaming, Inc....................................................          51,546   $     2,110,293
   Penske Automotive Group, Inc.................................................         247,113         5,530,389
   Pep Boys - Manny, Moe & Jack (The)...........................................         186,824         2,802,360
 #*Perry Ellis International, Inc...............................................         101,852         1,582,780
  *Pinnacle Entertainment, Inc..................................................         190,559         1,848,422
  *Point.360....................................................................           7,043             7,642
 #*PulteGroup, Inc..............................................................         210,488         1,568,136
   PVH Corp.....................................................................         105,006         8,105,413
  *Quantum Fuel Systems Technologies Worldwide, Inc.............................           5,038             3,930
  *Quiksilver, Inc..............................................................         342,985         1,529,713
   R.G. Barry Corp..............................................................           4,862            59,511
 #*Radio One, Inc. Class D......................................................          50,923            51,941
  *Reading International, Inc. Class B..........................................           6,238            36,024
  *Red Lion Hotels Corp.........................................................          96,956           709,718
  *Red Robin Gourmet Burgers, Inc...............................................          83,659         2,569,168
   Regis Corp...................................................................         266,605         4,569,610
   Rent-A-Center, Inc...........................................................         217,582         7,358,623
  *Rick's Cabaret International, Inc............................................          49,664           513,526
  *Rocky Brands, Inc............................................................          36,687           407,226
   Royal Caribbean Cruises, Ltd.................................................          59,707         1,622,836
 #*Ruby Tuesday, Inc............................................................         198,722         1,492,402
 #*Ruth's Hospitality Group, Inc................................................          39,763           246,133
  *Saga Communications, Inc. Class A............................................          25,691         1,059,754
 #*Saks, Inc....................................................................         708,958         7,075,401
  *Salem Communications Corp. Class A...........................................          51,846           142,058
   Scholastic Corp..............................................................         156,117         4,607,013
   Service Corp. International..................................................         583,195         6,473,464
 #*Shiloh Industries, Inc.......................................................         200,700         1,649,754
  *Shoe Carnival, Inc...........................................................          79,586         2,012,730
 #*Skechers U.S.A., Inc. Class A................................................         156,459         1,902,541
   Skyline Corp.................................................................          31,326           194,534
  *Smith & Wesson Holding Corp..................................................          90,916           467,308
  *Sonesta International Hotels Corp. Class A...................................           1,771            53,679
   Sonic Automotive, Inc. Class A...............................................           1,600            24,944
   Spartan Motors, Inc..........................................................         166,527         1,010,819
   Speedway Motorsports, Inc....................................................         203,450         3,261,304
  *Sport Chalet, Inc. Class A...................................................         132,485           221,250
  *Sport Chalet, Inc. Class B...................................................           4,960            10,614
   Stage Stores, Inc............................................................         164,060         2,523,243
   Standard Motor Products, Inc.................................................         111,623         2,309,480
 #*Standard Pacific Corp........................................................         182,038           662,618
  *Stanley Furniture Co., Inc...................................................          56,957           199,919
 #*Stein Mart, Inc..............................................................         124,414           902,002
  *Steinway Musical Instruments, Inc............................................          58,402         1,457,130
  #Stewart Enterprises, Inc. Class A............................................         381,637         2,347,068
 #*Stoneridge, Inc..............................................................          15,682           146,940
   Strattec Security Corp.......................................................          16,204           341,094
   Superior Industries International, Inc.......................................         144,156         2,619,315
  *Syms Corp....................................................................          44,394           448,379
 #*Systemax, Inc................................................................         246,435         4,339,720
  *Tandy Brands Accessories, Inc................................................          56,879            59,154
  *Tandy Leather Factory, Inc...................................................          18,463            90,838
 #*Toll Brothers, Inc...........................................................         236,222         5,152,002
  *Trans World Entertainment Corp...............................................          62,666           154,785
 #*Tuesday Morning Corp.........................................................         189,888           645,619
  *Unifi, Inc...................................................................          95,937           933,467
 #*Universal Electronics, Inc...................................................           4,196            77,626
   Vail Resorts, Inc............................................................          34,600         1,508,906
 #*Valuevision Media, Inc. Class A..............................................          34,465            54,455
  *VOXX International Corp......................................................         119,926         1,525,459
   Washington Post Co. Class B..................................................          11,184         4,235,493

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Wendy's Co. (The)............................................................       1,416,049   $     6,641,270
  *West Marine, Inc.............................................................         121,225         1,469,247
  *Wet Seal, Inc. Class A (The).................................................         193,040           675,640
  #Weyco Group, Inc.............................................................           9,736           245,931
   Whirlpool Corp...............................................................         101,122         5,492,947
   Wyndham Worldwide Corp.......................................................         174,630         6,943,289
 #*Zale Corp....................................................................          35,995           102,586
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       397,979,384
                                                                                                   ---------------
Consumer Staples -- (3.9%)
   Alico, Inc...................................................................           1,477            34,178
  *Alliance One International, Inc..............................................         426,589         1,241,374
   Andersons, Inc. (The)........................................................          75,234         3,050,739
   B&G Foods, Inc...............................................................          75,222         1,704,531
  *Bridgford Foods Corp.........................................................           2,376            26,516
   Cal-Maine Foods, Inc.........................................................           1,000            37,960
   CCA Industries, Inc..........................................................           9,202            45,918
  *Central Garden & Pet Co......................................................          76,634           669,781
 #*Central Garden & Pet Co. Class A.............................................         184,127         1,741,841
 #*Chiquita Brands International, Inc...........................................         225,744         1,984,290
   Coca-Cola Bottling Co........................................................           6,097           371,612
 #*Constellation Brands, Inc. Class A...........................................         353,885         7,396,196
  *Craft Brew Alliance, Inc.....................................................          90,953           569,366
 #*Dean Foods Co................................................................         137,680         1,481,437
 #*Dole Food Co., Inc...........................................................         196,740         1,888,704
 #*Elizabeth Arden, Inc.........................................................          46,897         1,686,885
 #*Farmer Brothers Co...........................................................          75,589           754,378
  #Fresh Del Monte Produce, Inc.................................................         259,149         6,343,968
   Golden Enterprises, Inc......................................................          27,634            94,785
   Griffin Land & Nurseries, Inc................................................           9,784           261,135
 #*Hain Celestial Group, Inc. (The).............................................         178,430         6,885,614
  *Harbinger Group, Inc.........................................................          16,202            77,770
 #*Heckmann Corp................................................................         165,139           843,860
  #Imperial Sugar Co............................................................          54,310           185,197
   Ingles Markets, Inc. Class A.................................................          60,799         1,059,727
   J & J Snack Foods Corp.......................................................             800            40,824
  *John B. Sanfilippo & Son, Inc................................................          48,275           476,474
  #Nash-Finch Co................................................................          96,036         2,805,212
  *Natural Alternatives International, Inc......................................           6,419            58,734
  *Nutraceutical International Corp.............................................          63,623           817,556
   Oil-Dri Corp. of America.....................................................          29,163           612,131
  *Omega Protein Corp...........................................................         141,227         1,215,964
   Orchids Paper Products Co....................................................           4,169            78,711
  *Overhill Farms, Inc..........................................................           1,320             5,386
  *Pantry, Inc..................................................................         121,829         1,466,821
  *Parlux Fragrances, Inc.......................................................         136,351           715,843
  *Physicians Formula Holdings, Inc.............................................          59,491           179,663
  *Pilgrim's Pride Corp.........................................................          23,744           127,744
  *Prestige Brands Holdings, Inc................................................         268,318         3,445,203
  *Ralcorp Holdings, Inc........................................................         140,259        12,265,650
   Reliv' International, Inc....................................................           1,105             1,381
  *Schiff Nutrition International, Inc..........................................           8,153            86,993
 #*Seneca Foods Corp. Class A...................................................          30,339           877,707
  *Seneca Foods Corp. Class B...................................................           1,705            48,234
  *Smart Balance, Inc...........................................................         261,902         1,388,081
  *Smithfield Foods, Inc........................................................         446,268         9,965,164
  #Snyders-Lance, Inc...........................................................          15,500           356,345
   Spartan Stores, Inc..........................................................         118,247         2,215,949
 #*Spectrum Brands Holdings, Inc................................................          71,302         2,064,193
  #SUPERVALU, Inc...............................................................         546,168         3,774,021
  *Susser Holdings Corp.........................................................          93,476         2,229,403

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
 #*TreeHouse Foods, Inc.........................................................          49,932   $     2,823,155
  #Universal Corp...............................................................          96,909         4,349,276
   Village Super Market, Inc. Class A...........................................          13,164           417,957
  #Weis Markets, Inc............................................................          45,917         1,940,912
 #*Winn-Dixie Stores, Inc.......................................................         224,894         2,125,248
                                                                                                   ---------------
Total Consumer Staples..........................................................                        99,413,697
                                                                                                   ---------------
Energy -- (8.1%)
   Adams Resources & Energy, Inc................................................          24,137           920,344
   Alon USA Energy, Inc.........................................................         131,090         1,266,329
 #*Approach Resources, Inc......................................................          85,023         2,986,858
  *Barnwell Industries, Inc.....................................................          26,213            74,707
 #*Basic Energy Services, Inc...................................................         141,757         2,553,044
  #Berry Petroleum Co. Class A..................................................          85,092         3,829,991
 #*Bill Barrett Corp............................................................         194,256         5,365,351
  *BioFuel Energy Corp..........................................................           7,751             4,727
   Bolt Technology Corp.........................................................          11,199           134,276
 #*BPZ Resources, Inc...........................................................         212,236           691,889
  #Bristow Group, Inc...........................................................         178,325         8,748,624
  *Cal Dive International, Inc..................................................         198,397           597,175
  *Complete Production Services, Inc............................................          94,474         3,183,774
 #*Comstock Resources, Inc......................................................         187,394         2,256,224
  *CREDO Petroleum Corp.........................................................             900             9,225
  *Crimson Exploration, Inc.....................................................          88,614           261,411
  *Crosstex Energy, Inc.........................................................         155,249         1,949,927
  *CVR Energy, Inc..............................................................         315,268         7,862,784
  *Dawson Geophysical Co........................................................          38,658         1,375,838
   Delek US Holdings, Inc.......................................................         148,466         1,869,187
   DHT Holdings, Inc............................................................          47,288            50,125
  *Double Eagle Petroleum Co....................................................          58,054           384,898
 #*Endeavour International Corp.................................................          19,913           210,680
  *Energy Partners, Ltd.........................................................         149,039         2,381,643
  *ENGlobal Corp................................................................          13,721            28,814
 #*Exterran Holdings, Inc.......................................................         259,145         2,404,866
  *Geokinetics, Inc.............................................................           5,592            13,141
 #*GeoMet, Inc..................................................................           4,083             2,944
 #*GeoResources, Inc............................................................          22,317           683,123
 #*GMX Resources, Inc...........................................................         182,983           161,025
 #*Green Plains Renewable Energy, Inc...........................................         118,960         1,350,196
  #Gulf Island Fabrication, Inc.................................................          67,639         2,052,844
  *Gulfmark Offshore, Inc. Class A..............................................         116,629         5,332,278
 #*Harvest Natural Resources, Inc...............................................         177,631         1,222,101
 #*Helix Energy Solutions Group, Inc............................................         637,560        10,487,862
  *Hercules Offshore, Inc.......................................................         557,729         2,504,203
  *HKN, Inc.....................................................................          62,372           156,554
   HollyFrontier Corp...........................................................         209,593         6,149,459
 #*Hornbeck Offshore Services, Inc..............................................         151,333         4,947,076
 #*Key Energy Services, Inc.....................................................         121,025         1,752,442
 #*Lucas Energy, Inc............................................................             883             2,093
 #*Matrix Service Co............................................................          14,674           170,805
 #*Mexco Energy Corp............................................................           7,515            53,206
  *Mitcham Industries, Inc......................................................          63,118         1,386,071
  *Natural Gas Services Group, Inc..............................................          68,721           947,663
  *Newpark Resources, Inc.......................................................         457,833         3,726,761
  #Overseas Shipholding Group, Inc..............................................          28,713           364,942
  *Parker Drilling Co...........................................................         564,381         3,668,476
 #*Patriot Coal Corp............................................................         167,254         1,271,130
   Patterson-UTI Energy, Inc....................................................         473,266         8,930,529
   Penn Virginia Corp...........................................................         103,736           480,298
 #*Petroleum Development Corp...................................................         123,466         3,843,497
  *PHI, Inc. Non-Voting.........................................................          96,242         2,536,939

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *PHI, Inc. Voting.............................................................             542   $        13,013
 #*Pioneer Drilling Co..........................................................         262,070         2,337,664
  *Plains Exploration & Production Co...........................................         372,716        14,058,848
  *REX American Resources Corp..................................................         107,486         2,762,390
 #*Rex Energy Corp..............................................................          80,200           758,692
  *Rosetta Resources, Inc.......................................................          20,987         1,007,166
  *Rowan Cos., Inc..............................................................         328,885        11,185,379
 #*SEACOR Holdings, Inc.........................................................          69,842         6,392,638
  *SemGroup Corp. Class A.......................................................          23,770           629,192
   SM Energy Co.................................................................          17,942         1,302,230
   Sunoco, Inc..................................................................         184,784         7,088,314
 #*Swift Energy Co..............................................................         167,159         5,541,321
   Teekay Corp..................................................................         206,271         5,655,951
  *Tesoro Corp..................................................................         419,582        10,502,137
  *Tetra Technologies, Inc......................................................         146,054         1,364,144
  *TGC Industries, Inc..........................................................           8,672            70,764
  #Tidewater, Inc...............................................................         146,594         7,894,087
 #*Triangle Petroleum Corp......................................................          40,176           274,804
  *Union Drilling, Inc..........................................................          81,524           524,199
 #*Unit Corp....................................................................         103,566         4,686,362
 #*USEC, Inc....................................................................         606,905         1,159,189
  *VAALCO Energy, Inc...........................................................          80,228           499,018
  *Warren Resources, Inc........................................................          28,252           100,577
 #*Western Refining, Inc........................................................         393,196         6,499,530
  *Willbros Group, Inc..........................................................         202,899           864,350
                                                                                                   ---------------
Total Energy....................................................................                       208,772,328
                                                                                                   ---------------
Financials -- (22.1%)
  *1st Constitution Bancorp.....................................................             749             5,465
   1st Source Corp..............................................................         215,065         5,385,228
  *1st United Bancorp, Inc......................................................          23,511           135,423
  *21st Century Holding Co......................................................          55,257           176,822
   Access National Corp.........................................................           6,367            58,831
   Advance America Cash Advance Centers, Inc....................................         137,799         1,084,478
  *Affirmative Insurance Holdings, Inc..........................................          41,536            47,351
  *Allegheny Corp...............................................................          12,956         3,748,819
   Alliance Bancorp, Inc. of Pennsylvania.......................................           2,169            24,293
   Alliance Financial Corp......................................................          11,481           357,518
   Allied World Assurance Co. Holdings AG.......................................         155,508         9,568,407
   Alterra Capital Holdings, Ltd................................................         191,347         4,624,857
   Ameriana BanCorp.............................................................             945             3,941
 #*American Capital, Ltd........................................................       1,164,025         9,568,285
   American Equity Investment Life Holding Co...................................         314,154         3,622,196
   American Financial Group, Inc................................................         370,385        13,582,018
  *American Independence Corp...................................................          23,061           103,774
   American National Bankshares, Inc............................................          14,790           305,413
   American National Insurance Co...............................................          42,285         3,080,462
  *American River Bankshares....................................................           7,628            45,005
  *American Safety Insurance Holdings, Ltd......................................          58,379         1,269,743
 #*Ameris BanCorp...............................................................          62,448           669,443
 #*AMERISAFE, Inc...............................................................          87,870         2,159,845
  *AmeriServe Financial, Inc....................................................         182,092           415,170
  *Arch Capital Group, Ltd......................................................          84,144         3,033,391
   Argo Group International Holdings, Ltd.......................................         146,889         4,231,872
   Aspen Insurance Holdings, Ltd................................................         254,728         6,765,576
 #*Asset Acceptance Capital Corp................................................          49,390           229,170
  #Associated Banc-Corp.........................................................         306,181         3,815,015
   Assurant, Inc................................................................         361,018        14,296,313
   Assured Guaranty, Ltd........................................................         443,343         6,876,250
   Asta Funding, Inc............................................................          54,856           410,323
   Astoria Financial Corp.......................................................         224,911         1,873,509

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Atlantic American Corp.......................................................           6,923   $        14,054
  *Atlantic Coast Financial Corp................................................           3,926             9,462
   Auburn National Bancorporation, Inc..........................................             152             2,970
  *Avatar Holdings, Inc.........................................................          53,725           524,893
   Axis Capital Holdings, Ltd...................................................         277,108         8,529,384
   Baldwin & Lyons, Inc. Class A................................................             276             6,458
  #Baldwin & Lyons, Inc. Class B................................................          58,778         1,289,589
   BancFirst Corp...............................................................             700            28,112
   Bancorp of New Jersey, Inc...................................................             541             5,085
  *Bancorp, Inc.................................................................          64,557           517,747
  #BancorpSouth, Inc............................................................          95,926         1,077,249
  *BancTrust Financial Group, Inc...............................................          42,138            53,937
   Bank Mutual Corp.............................................................         215,224           863,048
   Bank of Kentucky Financial Corp..............................................           8,736           206,694
   BankFinancial Corp...........................................................         121,601           673,670
   Banner Corp..................................................................          21,214           416,643
   Bar Harbor Bankshares........................................................          13,518           408,108
  *BBCN Bancorp, Inc............................................................         183,485         1,856,868
   BCB Bancorp, Inc.............................................................           9,368            96,490
  *BCSB Bancorp, Inc............................................................             891            11,102
   Beacon Federal Bancorp, Inc..................................................           1,771            25,166
  *Beneficial Mutual Bancorp, Inc...............................................           7,187            63,605
  *Berkshire Bancorp, Inc.......................................................           2,534            18,625
  #Berkshire Hills Bancorp, Inc.................................................         132,792         3,003,755
 #*BofI Holding, Inc............................................................          52,429           876,089
   Boston Private Financial Holdings, Inc.......................................         246,430         2,030,583
  *Bridge Capital Holdings......................................................          12,594           136,267
   Brookline Bancorp, Inc.......................................................         214,481         1,988,240
   Bryn Mawr Bank Corp..........................................................           5,030           101,153
   C&F Financial Corp...........................................................             151             4,305
   Calamos Asset Management, Inc. Class A.......................................             200             2,498
   California First National BanCorp............................................          17,918           285,434
  *Camco Financial Corp.........................................................          16,833            23,735
   Camden National Corp.........................................................          24,598           846,171
 #*Cape Bancorp, Inc............................................................           1,782            15,094
  #Capital City Bank Group, Inc.................................................          30,923           270,576
   Capital Southwest Corp.......................................................          24,997         2,218,234
 #*CapitalSource, Inc...........................................................         400,314         2,766,170
   Capitol Federal Financial, Inc...............................................          30,571           353,095
   Cardinal Financial Corp......................................................         116,685         1,308,039
  *Carolina Bank Holdings, Inc..................................................             100               295
   Cash America International, Inc..............................................              82             3,597
   Cathay General BanCorp.......................................................         300,898         4,736,135
   Center Bancorp, Inc..........................................................          40,968           391,244
   Centerstate Banks, Inc.......................................................          16,220           114,351
   Central Bancorp, Inc.........................................................           5,705           100,180
   Century Bancorp, Inc. Class A................................................           2,557            72,568
   CFS Bancorp, Inc.............................................................         116,086           520,065
   Chemical Financial Corp......................................................          84,458         1,911,285
  *Chicopee Bancorp, Inc........................................................           8,359           120,161
   Cincinnati Financial Corp....................................................         144,287         4,715,299
  *Citizens Community Bancorp, Inc..............................................          29,400           169,050
   Citizens Holding Co..........................................................           1,122            20,757
   Citizens South Banking Corp..................................................          21,973            85,695
 #*Citizens, Inc................................................................         169,191         1,744,359
  #City Holding Co..............................................................           2,632            93,541
   Clifton Savings Bancorp, Inc.................................................             100             1,024
  #CNB Financial Corp...........................................................             667            11,012
 #*CNO Financial Group, Inc.....................................................       1,322,576         8,887,711
   CoBiz Financial, Inc.........................................................         125,843           752,541
   Codorus Valley Bancorp, Inc..................................................           4,586            46,548

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Colonial Financial Services, Inc.............................................          14,655   $       182,162
  *Colony Bankcorp, Inc.........................................................           4,653            13,028
   Columbia Banking System, Inc.................................................          49,165         1,032,465
   Commercial National Financial Corp...........................................             395            10,171
   Community Bank System, Inc...................................................          97,526         2,668,311
   Community Trust Bancorp, Inc.................................................          13,778           424,500
  *Community West Bancshares....................................................          16,252            29,254
 #*CompuCredit Holdings Corp....................................................          90,249           365,057
   Consolidated-Tokoma Land Co..................................................             867            24,796
  *Consumer Portfolio Services, Inc.............................................          74,713            74,713
 #*Cowen Group, Inc. Class A....................................................         191,847           517,987
   Delphi Financial Group, Inc. Class A.........................................         145,622         6,481,635
   Dime Community Bancshares, Inc...............................................           5,498            75,762
   Donegal Group, Inc. Class A..................................................          72,219         1,102,062
   Donegal Group, Inc. Class B..................................................           6,424           106,735
  *E*Trade Financial Corp.......................................................         422,505         3,460,316
   Eagle Bancorp Montana, Inc...................................................             101               997
   Eastern Insurance Holdings, Inc..............................................          54,171           767,603
  *Eastern Virginia Bankshares, Inc.............................................           7,095            18,518
   ECB Bancorp, Inc.............................................................           1,816            18,432
   Edelman Financial Group, Inc.................................................         145,507         1,038,920
   EMC Insurance Group, Inc.....................................................         142,765         3,222,206
  #Employers Holdings, Inc......................................................          43,824           787,079
 #*Encore Bancshares, Inc.......................................................          31,363           420,578
 #*Encore Capital Group, Inc....................................................          82,441         1,937,364
   Endurance Specialty Holdings, Ltd............................................         194,620         7,278,788
  *Enstar Group, Ltd............................................................             600            59,718
   Enterprise Bancorp, Inc......................................................           8,081           131,074
   Enterprise Financial Services Corp...........................................          33,742           418,063
   ESB Financial Corp...........................................................          26,779           374,638
   ESSA Bancorp, Inc............................................................          68,448           689,271
   Evans Bancorp, Inc...........................................................           8,434           107,955
   Everest Re Group, Ltd........................................................         113,679         9,708,187
  #F.N.B. Corp..................................................................         239,624         2,808,393
  *Farmers Capital Bank Corp....................................................           3,376            15,867
  #FBL Financial Group, Inc. Class A............................................         124,125         4,312,102
   Federal Agricultural Mortgage Corp. Class A..................................           2,471            32,222
   Federal Agricultural Mortgage Corp. Class C..................................          41,890           812,666
   Fidelity Bancorp, Inc........................................................           3,280            36,178
  #Fidelity National Financial, Inc. Class A....................................         263,379         4,790,864
   Fidelity Southern Corp.......................................................          29,951           200,071
   Financial Institutions, Inc..................................................          22,040           376,664
  *First Acceptance Corp........................................................         101,596           116,835
   First Advantage BanCorp......................................................           5,541            71,036
   First American Financial Corp................................................         275,333         4,080,435
   First BanCorp................................................................          67,295           783,314
  #First Bancorp, Inc...........................................................          18,788           300,420
  *First Bancshares, Inc........................................................           2,300            13,455
   First Bancshares, Inc. (The).................................................             171             1,345
   First Busey Corp.............................................................          90,777           454,793
   First Business Financial Services, Inc.......................................           2,294            38,103
  *First California Financial Group, Inc........................................          15,015            66,066
   First Citizens BancShares, Inc. Class A......................................          20,652         3,643,426
   First Commonwealth Financial Corp............................................         292,189         1,618,727
   First Community Bancshares, Inc..............................................          38,683           493,595
   First Defiance Financial Corp................................................          37,056           573,627
 #*First Federal Bancshares of Arkansas, Inc....................................          11,074            61,018
  *First Federal of Northern Michigan Bancorp, Inc..............................           7,296            23,165
   First Financial Corp.........................................................          59,472         2,082,709
   First Financial Holdings, Inc................................................          79,659           773,489
  *First Financial Northwest, Inc...............................................         111,813           727,903

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   First Interstate Bancsystem, Inc.............................................          23,290   $       320,470
   First M&F Corp...............................................................          11,390            37,018
  *First Marblehead Corp. (The).................................................         189,820           239,173
   First Merchants Corp.........................................................         144,409         1,422,429
   First Midwest Bancorp, Inc...................................................         205,534         2,236,210
   First Niagara Financial Group, Inc...........................................         447,047         4,278,240
  #First Pactrust Bancorp, Inc..................................................          26,332           319,144
  *First Place Financial Corp...................................................         147,931            85,800
  *First South Bancorp, Inc.....................................................             167               588
 #*First United Corp............................................................           6,083            21,169
   First West Virginia Bancorp, Inc.............................................             811            12,664
   Firstbank Corp...............................................................          16,186           104,885
  *FirstCity Financial Corp.....................................................          56,481           456,931
  #FirstMerit Corp..............................................................         235,464         3,694,430
   Flagstone Reinsurance Holdings SA............................................         304,415         2,657,543
   Flushing Financial Corp......................................................         102,374         1,342,123
 #*Forest City Enterprises, Inc. Class A........................................         123,124         1,616,618
 #*Forestar Group, Inc..........................................................           4,300            68,456
   Fox Chase Bancorp, Inc.......................................................          16,870           213,237
   Fulton Financial Corp........................................................          27,660           256,961
  *Genworth Financial, Inc. Class A.............................................         525,160         4,048,984
  #German American Bancorp, Inc.................................................          61,640         1,240,197
   Glacier Bancorp, Inc.........................................................           1,800            25,146
 #*Gleacher & Co., Inc..........................................................           5,865             9,795
  *Global Indemnity P.L.C.......................................................          58,748         1,180,247
  #Great Southern Bancorp, Inc..................................................          23,768           577,562
  *Greene Bancshares, Inc.......................................................          46,641            59,234
  *Greenlight Capital Re, Ltd. Class A..........................................           1,500            38,505
  *Guaranty BanCorp.............................................................         263,813           393,081
  *Guaranty Federal Bancshares, Inc.............................................          14,051           105,101
  *Hallmark Financial Services, Inc.............................................         107,374           743,028
   Hampden Bancorp, Inc.........................................................          14,730           179,264
  #Hancock Holding Co...........................................................          55,000         1,826,000
  *Hanmi Financial Corp.........................................................           1,583            13,044
   Hanover Insurance Group, Inc. (The)..........................................         125,821         4,574,852
  #Harleysville Group, Inc......................................................         193,430        10,932,664
   Harleysville Savings Financial Corp..........................................           1,426            21,205
 #*Harris & Harris Group, Inc...................................................         143,553           634,504
   Hawthorn Bancshares, Inc.....................................................           7,992            52,108
   HCC Insurance Holdings, Inc..................................................          33,568           931,848
   Heartland Financial USA, Inc.................................................           7,548           124,542
  *Heritage Commerce Corp.......................................................          57,541           285,403
   Heritage Financial Corp......................................................          12,322           172,878
   Heritage Financial Group, Inc................................................           1,394            16,017
   HF Financial Corp............................................................          12,333           139,980
  *Hilltop Holdings, Inc........................................................         233,324         2,013,586
   Hingham Institution for Savings..............................................             841            43,312
  *HMN Financial, Inc...........................................................          24,144            54,324
  *Home Bancorp, Inc............................................................           6,423           102,511
   Home Bancshares, Inc.........................................................             133             3,466
   Home Federal Bancorp, Inc....................................................          83,022           855,957
   Homeowners Choice, Inc.......................................................           4,555            43,728
   HopFed Bancorp, Inc..........................................................          28,833           224,897
   Horace Mann Educators Corp...................................................         251,498         3,933,429
   Horizon BanCorp..............................................................           2,529            45,522
   Hudson Valley Holding Corp...................................................           2,163            47,478
   IBERIABANK Corp..............................................................          42,944         2,245,112
  *ICG Group, Inc...............................................................         304,864         2,734,630
   Independence Holding Co......................................................          45,586           433,523
  #Independent Bank Corp. (453836108)...........................................          60,023         1,665,038
  *Independent Bank Corp. (453838609)...........................................          40,346            68,588

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Indiana Community Bancorp....................................................          12,959   $       269,547
   Infinity Property & Casualty Corp............................................         101,955         5,941,937
   Interactive Brokers Group, Inc. Class A......................................          54,700           827,064
   International Bancshares Corp................................................         121,493         2,335,095
  *Intervest Bancshares Corp. Class A...........................................          17,498            50,744
 #*INTL FCStone, Inc............................................................           6,229           159,961
 #*Investment Technology Group, Inc.............................................         127,851         1,449,830
   Investors Title Co...........................................................           7,764           312,579
  *Jacksonville Bancorp, Inc....................................................           1,456             4,659
  *Jefferson Bancshares, Inc....................................................           4,587            12,614
  #JMP Group, Inc...............................................................          36,837           271,857
   Kaiser Federal Financial Group, Inc..........................................           2,546            33,684
  #Kemper Corp..................................................................         263,151         7,834,005
   Kentucky First Federal BanCorp...............................................             382             3,495
 #*Knight Capital Group, Inc. Class A...........................................         242,964         3,156,102
   Lake Shore Bancorp, Inc......................................................             968             9,341
   Lakeland Bancorp, Inc........................................................         109,395         1,090,668
   Lakeland Financial Corp......................................................          13,016           329,825
   Landmark Bancorp, Inc........................................................           2,052            37,941
   Legg Mason, Inc..............................................................         221,017         5,629,303
   LNB Bancorp, Inc.............................................................          50,800           274,828
  *Louisiana Bancorp, Inc.......................................................           4,919            77,966
  *LSB Financial Corp...........................................................             751            12,542
 #*Macatawa Bank Corp...........................................................         127,168           334,452
  *Magyar Bancorp, Inc..........................................................           6,751            20,253
   Maiden Holdings, Ltd.........................................................         107,078           997,967
   MainSource Financial Group, Inc..............................................         121,730         1,143,045
  *Malvern Federal Bancorp, Inc.................................................             125               953
   Marlin Business Services Corp................................................          60,611           867,343
   Mayflower Bancorp, Inc.......................................................             475             3,586
   MB Financial, Inc............................................................         160,717         2,917,014
 #*MBIA, Inc....................................................................         719,201         8,860,556
  *MBT Financial Corp...........................................................          53,266            66,582
   MCG Capital Corp.............................................................         420,652         1,968,651
  #Meadowbrook Insurance Group, Inc.............................................         304,341         3,034,280
   Medallion Financial Corp.....................................................          94,857         1,051,964
 #*Mercantile Bank Corp.........................................................          21,073           240,443
   Merchants Bancshares, Inc....................................................          12,577           357,816
  *Meridian Interstate Bancorp, Inc.............................................          11,475           148,257
   Meta Financial Group, Inc....................................................          10,537           189,245
  *Metro Bancorp, Inc...........................................................          61,524           673,073
  *MetroCorp Bancshares, Inc....................................................          14,362           101,827
  *MGIC Investment Corp.........................................................         189,169           716,951
   MicroFinancial, Inc..........................................................          47,656           312,147
   Mid Penn Bancorp, Inc........................................................             262             2,117
   MidSouth Bancorp, Inc........................................................          38,730           505,426
   MidWestOne Financial Group, Inc..............................................          16,967           277,919
   Montpelier Re Holdings, Ltd..................................................         304,675         5,292,205
   MSB Financial Corp...........................................................           3,000            14,310
   MutualFirst Financial, Inc...................................................          17,676           159,084
  *NASDAQ OMX Group, Inc. (The).................................................         406,131        10,063,926
 #*National Financial Partners Corp.............................................         147,811         2,276,289
   National Interstate Corp.....................................................             480            12,533
   National Penn Bancshares, Inc................................................         213,785         1,857,792
   National Security Group, Inc.................................................             193             1,928
   National Western Life Insurance Co. Class A..................................           5,767           833,101
   Naugatuck Valley Financial Corp..............................................           1,247             8,897
 #*Navigators Group, Inc. (The).................................................          79,136         3,781,118
   Nelnet, Inc. Class A.........................................................         109,310         2,694,492
  *New Century Bancorp, Inc.....................................................           6,103            14,037
   New England Bancshares, Inc..................................................             902             9,034

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   New Hampshire Thrift Bancshares, Inc.........................................          16,158   $       197,128
  *NewBridge BanCorp............................................................          51,416           203,093
  *Newport Bancorp, Inc.........................................................           1,200            15,216
 #*NewStar Financial, Inc.......................................................         217,464         2,113,750
   Nicholas Financial, Inc......................................................           3,403            43,967
   North Central Bancshares, Inc................................................           3,500            64,715
  *North Valley BanCorp.........................................................           2,889            28,948
   Northeast BanCorp............................................................             522             6,642
   Northeast Community Bancorp, Inc.............................................          50,944           349,476
   Northfield Bancorp, Inc......................................................           1,045            15,362
   Northrim Bancorp, Inc........................................................          24,258           487,343
   Northwest Bancshares, Inc....................................................          11,585           142,727
   Norwood Financial Corp.......................................................           2,332            63,127
   Ocean Shore Holding Co.......................................................           2,593            27,201
   OceanFirst Financial Corp....................................................          21,122           286,203
  *Ocwen Financial Corp.........................................................         120,604         1,735,492
   Ohio Valley Banc Corp........................................................           1,131            21,133
   Old National BanCorp.........................................................          80,804           951,063
  #Old Republic International Corp..............................................         705,890         6,974,193
 #*Old Second Bancorp, Inc......................................................          56,217            68,585
  *OmniAmerican Bancorp, Inc....................................................           5,699            93,749
   OneBeacon Insurance Group, Ltd. Class A......................................          71,385         1,133,594
   Oppenheimer Holdings, Inc. Class A...........................................           2,046            35,682
   Oriental Financial Group, Inc................................................         112,915         1,291,748
   Oritani Financial Corp.......................................................           1,900            24,643
   Pacific Continental Corp.....................................................          26,392           233,833
  *Pacific Mercantile BanCorp...................................................          58,804           217,575
  *Pacific Premier Bancorp, Inc.................................................          15,952           120,597
  *Park Sterling Corp...........................................................          18,784            82,274
   PartnerRe, Ltd...............................................................         155,813        10,193,286
  *Patriot National BanCorp.....................................................           8,731            16,152
   Peapack-Gladstone Financial Corp.............................................          21,165           242,339
 #*Penson Worldwide, Inc........................................................          74,807           108,470
   Peoples Bancorp of North Carolina............................................           4,643            28,647
   Peoples Bancorp, Inc.........................................................          55,939           876,005
   People's United Financial, Inc...............................................         118,953         1,466,690
 #*PHH Corp.....................................................................         275,800         3,196,522
  *Phoenix Cos., Inc. (The).....................................................         553,920         1,141,075
  *PICO Holdings, Inc...........................................................          84,649         1,868,203
 #*Pinnacle Financial Partners, Inc.............................................         172,620         2,906,921
  *Piper Jaffray Cos., Inc......................................................          72,195         1,606,339
   Platinum Underwriters Holdings, Ltd..........................................         187,108         6,408,449
  *Popular, Inc.................................................................       1,556,805         2,444,184
   Porter Bancorp, Inc..........................................................           4,952            10,944
  *Preferred Bank...............................................................           6,142            52,268
  *Premier Financial Bancorp, Inc...............................................          17,459           100,389
   Presidential Life Corp.......................................................         190,204         2,120,775
  *Princeton National Bancorp, Inc..............................................           1,998             2,897
   PrivateBancorp, Inc..........................................................           1,500            21,210
   ProAssurance Corp............................................................          51,600         4,212,108
  #Protective Life Corp.........................................................         263,755         6,596,513
   Provident Financial Holdings, Inc............................................          12,601           118,575
   Provident Financial Services, Inc............................................         228,384         3,160,835
   Provident New York BanCorp...................................................         197,664         1,632,705
   Prudential Bancorp, Inc. of Pennsylvania.....................................             166               910
   Pulaski Financial Corp.......................................................          44,928           326,177
   QC Holdings, Inc.............................................................         104,573           347,182
   QCR Holdings, Inc............................................................           2,083            19,122
  #Radian Group, Inc............................................................         256,640           705,760
  #Reinsurance Group of America, Inc............................................         235,808        12,849,178
  #Renasant Corp................................................................         132,833         2,096,105

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Republic Bancorp, Inc. Class A...............................................           5,401   $       137,239
  *Republic First Bancorp, Inc..................................................           4,394             7,690
   Resource America, Inc. Class A...............................................          89,067           496,103
  *Riverview Bancorp, Inc.......................................................          33,968            69,974
  #RLI Corp.....................................................................          41,764         2,978,608
   Rockville Financial, Inc.....................................................           9,054            98,508
   Roma Financial Corp..........................................................             207             2,136
 #*Royal Bancshares of Pennsylvania, Inc. Class A...............................           2,632             3,448
  *Rurban Financial Corp........................................................           1,320             4,145
   S&T Bancorp, Inc.............................................................          84,760         1,840,140
  *Safeguard Scientifics, Inc...................................................          58,050           922,995
   Safety Insurance Group, Inc..................................................          74,087         3,104,986
   Salisbury Bancorp, Inc.......................................................             490            11,613
   Sandy Spring Bancorp, Inc....................................................          96,482         1,761,761
  *Savannah Bancorp, Inc. (The).................................................          15,156            75,628
   SCBT Financial Corp..........................................................          19,077           590,052
   SeaBright Holdings, Inc......................................................         114,670           919,653
  *Seacoast Banking Corp. of Florida............................................           2,500             4,125
  #Selective Insurance Group, Inc...............................................         261,594         4,703,460
   Shore Bancshares, Inc........................................................           8,056            43,986
   SI Financial Group, Inc......................................................          18,503           192,061
   Sierra BanCorp...............................................................           2,833            25,865
   Simmons First National Corp. Class A.........................................         119,096         3,281,095
   Somerset Hills BanCorp.......................................................          18,699           146,507
  *Southcoast Financial Corp....................................................          14,454            21,681
  *Southern Community Financial Corp............................................         120,522           147,037
  *Southern Connecticut Bancorp, Inc............................................             800             1,544
  *Southern First Bancshares, Inc...............................................          12,284            90,287
   Southern Missouri Bancorp, Inc...............................................             931            21,157
  *Southern National Bancorp of Virginia, Inc...................................           1,185             7,406
   Southside Bancshares, Inc....................................................          16,380           350,532
 #*Southwest Bancorp, Inc.......................................................          88,280           737,138
   Southwest Georgia Financial Corp.............................................             731             6,579
  #StanCorp Financial Group, Inc................................................          32,800         1,268,048
   State Auto Financial Corp....................................................         163,545         2,047,583
   StellarOne Corp..............................................................         111,294         1,366,690
   Sterling Bancorp.............................................................           6,927            66,153
   Stewart Information Services Corp............................................          47,396           646,955
  *Stratus Properties, Inc......................................................          42,734           388,879
 #*Sun Bancorp, Inc.............................................................          91,960           268,523
   Susquehanna Bancshares, Inc..................................................         662,868         6,058,614
  *Sussex BanCorp...............................................................           5,512            27,836
  #SWS Group, Inc...............................................................          82,234           604,420
   Symetra Financial Corp.......................................................          52,856           487,332
   Synovus Financial Corp.......................................................         411,567           716,127
 #*Taylor Capital Group, Inc....................................................          46,800           578,916
   Teche Holding Co.............................................................           3,671           131,789
   Territorial Bancorp, Inc.....................................................           3,688            76,268
 #*Texas Capital Bancshares, Inc................................................             987            31,308
   TF Financial Corp............................................................           7,361           166,690
   Thomas Properties Group, Inc.................................................         156,587           502,644
  *Timberland Bancorp, Inc......................................................          59,792           239,168
   Tompkins Financial Corp......................................................           3,019           122,088
   Tower Bancorp, Inc...........................................................           9,211           283,607
  *Tower Financial Corp.........................................................           4,978            51,124
  #Tower Group, Inc.............................................................          39,118           844,558
  #TowneBank....................................................................          47,049           621,047
   Transatlantic Holdings, Inc..................................................         153,263         8,498,433
  *Tree.com, Inc................................................................          31,489           184,840
   TriCo Bancshares.............................................................          17,934           267,934
   Trustco Bank Corp............................................................             200             1,118

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Trustmark Corp...............................................................          88,682   $     2,090,235
   UMB Financial Corp...........................................................             600            23,148
   Umpqua Holdings Corp.........................................................         495,558         6,030,941
  *Unico American Corp..........................................................          35,600           409,934
   Union First Market Bankshares Corp...........................................         106,900         1,468,806
  *United Bancshares, Inc.......................................................             190             1,423
  #United Bankshares, Inc.......................................................          42,148         1,176,351
   United Community BanCorp.....................................................           1,325             7,427
 #*United Community Banks, Inc..................................................          33,282           252,610
  *United Community Financial Corp..............................................         257,483           319,279
   United Financial Bancorp, Inc................................................          98,147         1,584,093
   United Fire & Casualty Co....................................................         106,079         2,082,331
  *United Security Bancshares...................................................           1,379             3,323
  *Unity Bancorp, Inc...........................................................          22,377           138,737
   Universal Insurance Holdings, Inc............................................          20,835            83,548
   Univest Corp. of Pennsylvania................................................          12,383           183,516
   Validus Holdings, Ltd........................................................         254,455         8,160,372
  #Valley National BanCorp......................................................           3,206            38,216
   ViewPoint Financial Group....................................................          24,912           338,554
  *Virginia Commerce Bancorp, Inc...............................................          89,131           789,701
   VIST Financial Corp..........................................................          10,990           128,803
   VSB Bancorp, Inc.............................................................           1,342            13,655
   Washington Banking Co........................................................          12,922           171,087
   Washington Federal, Inc......................................................          85,493         1,347,370
   Washington Trust Bancorp, Inc................................................           8,371           206,680
  *Waterstone Financial, Inc....................................................           5,158            12,637
   Wayne Savings Bancshares, Inc................................................           1,300            10,524
  #Webster Financial Corp.......................................................         220,723         4,679,328
   WesBanco, Inc................................................................         189,244         3,777,310
   West Bancorporation, Inc.....................................................          91,831           892,597
  *West Coast BanCorp...........................................................          16,549           264,453
 #*Western Alliance Bancorp.....................................................          99,513           795,109
   Westfield Financial, Inc.....................................................         114,894           918,003
   White Mountains Insurance Group, Ltd.........................................          25,592        11,548,134
   White River Capital, Inc.....................................................           2,142            44,661
  *Wilshire Bancorp, Inc........................................................          71,672           250,852
   Wintrust Financial Corp......................................................         144,397         4,425,768
  *WSB Holdings, Inc............................................................           4,188            12,229
   WSFS Financial Corp..........................................................           1,103            42,918
   WVS Financial Corp...........................................................           1,304            11,351
  *Yadkin Valley Financial Corp.................................................          40,936            84,738
   Zions Bancorporation.........................................................         153,993         2,593,242
  *ZipRealty, Inc...............................................................          93,756           102,194
                                                                                                   ---------------
Total Financials................................................................                       566,793,446
                                                                                                   ---------------
Health Care -- (5.6%)
 #*Accuray, Inc.................................................................          25,060           141,589
  *Addus HomeCare Corp..........................................................           4,470            16,293
 #*ADVENTRX Pharmaceuticals, Inc................................................          58,328            40,159
 #*Affymetrix, Inc..............................................................         296,046         1,423,981
 #*Air Methods Corp.............................................................           5,031           424,113
  *Albany Molecular Research, Inc...............................................         180,548           552,477
 #*Alere, Inc...................................................................         179,552         4,336,181
  *Allied Healthcare Products, Inc..............................................          26,236            91,039
  *Almost Family, Inc...........................................................           3,710            69,896
 #*Alphatec Holdings, Inc.......................................................          91,470           160,987
  *AMAG Pharmaceuticals, Inc....................................................             954            15,665
 #*Amedisys, Inc................................................................          59,006           619,563
  *American Dental Partners, Inc................................................          82,003         1,555,597
  *American Shared Hospital Services............................................           8,624            23,716
  *AMN Healthcare Services, Inc.................................................          70,320           357,929

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Amsurg Corp..................................................................          70,613   $     1,818,285
   Analogic Corp................................................................             500            28,365
  *AngioDynamics, Inc...........................................................         157,817         2,045,308
  *Anika Therapeutics, Inc......................................................          69,147           636,152
   Arrhythmia Research Technology, Inc..........................................           1,132             4,143
   Assisted Living Concepts, Inc. Class A.......................................         111,540         1,748,947
  *Astex Pharmaceuticals, Inc...................................................          65,090           176,394
  *BioClinica, Inc..............................................................           2,666            13,943
  *BioScrip, Inc................................................................         133,745           723,560
 #*Cambrex Corp.................................................................         172,543         1,356,188
   Cantel Medical Corp..........................................................          76,095         2,402,319
  *Capital Senior Living Corp...................................................         223,167         1,807,653
  *CardioNet, Inc...............................................................         103,782           326,913
 #*Celldex Therapeutics, Inc....................................................          14,600            69,350
 #*Chindex International, Inc...................................................             618             5,599
  *Community Health Systems, Inc................................................         199,349         3,727,826
 #*CONMED Corp..................................................................         180,721         5,313,197
   Cooper Cos., Inc. (The)......................................................          95,743         6,906,900
  *Coventry Health Care, Inc....................................................         383,447        11,530,251
 #*Cross Country Healthcare, Inc................................................         172,463         1,064,097
  *CryoLife, Inc................................................................          22,532           120,321
 #*Cumberland Pharmaceuticals, Inc..............................................          73,165           445,575
  *Cutera, Inc..................................................................          75,322           586,758
  *Cynosure, Inc. Class A.......................................................          48,648           677,667
   Daxor Corp...................................................................          10,080            95,558
  *Digirad Corp.................................................................          50,370           101,244
  *Dynacq Healthcare, Inc.......................................................           7,262             6,826
   Ensign Group, Inc. (The).....................................................          10,030           265,895
  *Enzo Biochem, Inc............................................................         101,271           258,241
 #*Enzon Pharmaceuticals, Inc...................................................          29,498           210,321
  *eResearch Technology, Inc....................................................          50,035           277,194
 #*Exactech, Inc................................................................           2,472            40,887
  *Five Star Quality Care, Inc..................................................         128,543           466,611
  *Furiex Pharmaceuticals, Inc..................................................           5,060            80,201
 #*Gentiva Health Services, Inc.................................................         103,514           751,512
  *Greatbatch, Inc..............................................................         128,397         3,007,058
  *Hanger Orthopedic Group, Inc.................................................          26,246           514,159
  *Harvard Bioscience, Inc......................................................         148,250           601,895
  *Healthways, Inc..............................................................         135,218         1,022,248
  *Hi-Tech Pharmacal Co., Inc...................................................          13,154           512,743
  *Hologic, Inc.................................................................         568,012        11,581,765
  *ICU Medical, Inc.............................................................           2,903           134,902
  *Idera Pharmaceuticals, Inc...................................................         131,568           139,462
 #*Infinity Pharmaceuticals, Inc................................................             170             1,034
  *IntegraMed America, Inc......................................................          87,904           795,531
   Invacare Corp................................................................         125,329         2,140,619
  *Iridex Corp..................................................................          16,140            62,946
  *IRIS International, Inc......................................................             764             7,480
  *Kensey Nash Corp.............................................................             986            22,885
   Kewaunee Scientific Corp.....................................................          10,051            93,474
  *Kindred Healthcare, Inc......................................................         187,402         2,299,423
 #*K-V Pharmaceutical Co. Class B...............................................             566             1,206
 #*Lannet Co., Inc..............................................................          90,385           459,156
  *LCA-Vision, Inc..............................................................          83,664           425,013
   LeMaitre Vascular, Inc.......................................................          69,901           404,727
 #*LHC Group, Inc...............................................................          10,324           153,002
  *LifePoint Hospitals, Inc.....................................................         217,249         8,731,237
 #*Magellan Health Services, Inc................................................           7,736           377,672
  *Maxygen, Inc.................................................................         164,597           920,097
  *MedAssets, Inc...............................................................          47,548           502,107
  *MedCath Corp.................................................................         116,120           841,870

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Medical Action Industries, Inc...............................................          84,768   $       449,270
  *MediciNova, Inc..............................................................           2,650             5,008
  *Medtox Scientific, Inc.......................................................          28,790           489,430
  *Metropolitan Health Networks, Inc............................................           1,062             8,517
  *Misonix, Inc.................................................................          28,468            52,950
  *Molina Healthcare, Inc.......................................................         121,269         3,712,044
  *Myrexis, Inc.................................................................          13,111            37,235
   National Healthcare Corp.....................................................           3,984           176,611
 #*Natus Medical, Inc...........................................................         116,064         1,312,684
  #Omnicare, Inc................................................................         312,425        10,256,913
 #*Omnicell, Inc................................................................          14,177           219,460
  *Orthofix International N.V...................................................              82             3,292
 #*Palomar Medical Technologies, Inc............................................          13,295           120,320
  *PDI, Inc.....................................................................          94,402           605,117
   PerkinElmer, Inc.............................................................          44,813         1,074,616
  *PharMerica Corp..............................................................         150,270         1,885,888
 #*PhotoMedex, Inc..............................................................             414             5,490
  *Progenics Pharmaceuticals, Inc...............................................           5,584            53,830
  *Providence Service Corp......................................................           4,553            68,705
  *Repligen Corp................................................................         104,738           419,999
  *Rochester Medical Corp.......................................................           3,699            27,558
  *RTI Biologics, Inc...........................................................         203,768           703,000
  *SciClone Pharmaceuticals, Inc................................................         190,490           912,447
 #*Select Medical Holdings Corp.................................................          33,306           276,107
 #*Skilled Healthcare Group, Inc. Class A.......................................          77,638           476,697
  *Solta Medical, Inc...........................................................          42,020           126,060
   Span-American Medical System, Inc............................................          12,454           189,052
  *SRI/Surgical Express, Inc....................................................          25,663           103,422
  *Strategic Diagnostics, Inc...................................................          38,143            70,565
 #*Sucampo Pharmaceuticals, Inc. Class A........................................          41,716           185,219
  *Sun Healthcare Group, Inc....................................................          39,056           177,314
  *SunLink Health Systems, Inc..................................................          12,035            16,007
  *SurModics, Inc...............................................................          12,365           178,303
  *Symmetry Medical, Inc........................................................         147,267         1,105,975
  *Synovis Life Technologies, Inc...............................................           2,904            81,225
  #Teleflex, Inc................................................................         100,291         6,136,806
  *Theragenics Corp.............................................................         181,929           305,641
  *TranS1, Inc..................................................................          17,755            51,845
 #*Transcept Pharmaceuticals, Inc...............................................          46,250           370,925
  *Triple-S Management Corp. Class B............................................          97,966         2,089,615
  *Universal American Corp......................................................         390,226         4,288,584
   Utah Medical Products, Inc...................................................           1,047            30,269
 #*Viropharma, Inc..............................................................         381,204        11,356,067
  *WellCare Health Plans, Inc...................................................           1,285            76,792
 #*Wright Medical Group, Inc....................................................         110,524         1,873,382
   Young Innovations, Inc.......................................................          31,734           969,156
                                                                                                   ---------------
Total Health Care...............................................................                       144,808,509
                                                                                                   ---------------
Industrials -- (14.4%)
  *A.T. Cross Co. Class A.......................................................          71,426           708,546
   AAR Corp.....................................................................         212,835         4,509,974
   ABM Industries, Inc..........................................................           1,500            32,550
   Aceto Corp...................................................................         186,980         1,372,433
 #*AECOM Technology Corp........................................................         202,836         4,642,916
 #*Aegion Corp..................................................................          48,627           830,063
 #*AeroCentury Corp.............................................................           9,884            95,381
 #*Air Transport Services Group, Inc............................................         225,519         1,355,369
   Aircastle, Ltd...............................................................         308,593         4,351,161
   Alamo Group, Inc.............................................................          66,795         1,943,734
 #*Alaska Air Group, Inc........................................................          13,809         1,051,279
   Albany International Corp. Class A...........................................          60,269         1,447,661

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Alexander & Baldwin, Inc.....................................................         215,659   $    10,200,671
 .*Allied Defense Group, Inc....................................................          24,210            76,261
   Allied Motion Technologies, Inc..............................................           1,030             6,139
   Amerco, Inc..................................................................          89,112         8,618,913
  *American Railcar Industries, Inc.............................................         107,451         2,804,471
  *American Reprographics Co....................................................         103,958           624,788
   American Woodmark Corp.......................................................          51,961           738,885
   Ampco-Pittsburgh Corp........................................................          28,806           617,889
  *AMREP Corp...................................................................           7,453            44,718
   Apogee Enterprises, Inc......................................................         153,531         2,111,051
   Applied Industrial Technologies, Inc.........................................         125,451         4,839,900
   Argan, Inc...................................................................              98             1,421
   Arkansas Best Corp...........................................................         100,903         1,828,362
 #*Armstrong World Industries, Inc..............................................         100,661         4,700,869
  *Arotech Corp.................................................................          33,900            41,697
 #*Ascent Solar Technologies, Inc...............................................          29,339            21,711
  *Astec Industries, Inc........................................................             700            23,674
  *Atlas Air Worldwide Holdings, Inc............................................         106,470         5,071,698
  *Avalon Holding Corp. Class A.................................................          12,727            45,944
 #*Avis Budget Group, Inc.......................................................         549,560         7,886,186
 #*Baltic Trading, Ltd..........................................................           6,768            28,629
   Barnes Group, Inc............................................................          64,910         1,641,574
   Barrett Business Services, Inc...............................................          24,791           477,227
  *Beacon Roofing Supply, Inc...................................................           1,100            25,146
  *BlueLinx Holdings, Inc.......................................................          74,449           133,264
   Brady Corp. Class A..........................................................          63,268         2,047,985
  *Breeze-Eastern Corp..........................................................           6,840            58,721
   Briggs & Stratton Corp.......................................................         147,588         2,303,849
  *Builders FirstSource, Inc....................................................          46,233           116,969
  *CAI International, Inc.......................................................          34,870           607,435
   Cascade Corp.................................................................          20,590         1,169,924
  *Casella Waste Systems, Inc. Class A..........................................          68,024           467,325
 #*CBIZ, Inc....................................................................          44,134           276,720
  #CDI Corp.....................................................................         122,876         1,839,454
  #CECO Environmental Corp......................................................          13,500            86,670
   Celadon Group, Inc...........................................................          89,330         1,335,483
  *Ceradyne, Inc................................................................         129,038         4,269,867
  *Champion Industries, Inc.....................................................          41,391            33,485
  *Chart Industries, Inc........................................................          57,376         3,199,286
  #Chase Corp...................................................................          16,372           217,748
   Chicago Rivet & Machine Co...................................................           1,596            29,526
  #CIRCOR International, Inc....................................................          55,854         2,117,425
  *Columbus McKinnon Corp.......................................................          50,066           798,553
   Comfort Systems USA, Inc.....................................................          35,942           429,866
   CompX International, Inc.....................................................           5,744            87,251
  *Consolidated Graphics, Inc...................................................          45,954         2,334,004
   Courier Corp.................................................................          23,525           291,004
   Covanta Holding Corp.........................................................         220,803         3,155,275
  *Covenant Transportation Group, Inc. Class A..................................          76,284           251,737
 #*CPI Aerostructures, Inc......................................................          27,293           383,194
  *CRA International, Inc.......................................................          44,458           960,737
   Curtiss-Wright Corp..........................................................         167,647         6,263,292
   Douglas Dynamics, Inc........................................................          11,545           157,127
 #*Ducommun, Inc................................................................          63,552           918,326
  *Dycom Industries, Inc........................................................         169,931         3,631,425
   Dynamic Materials Corp.......................................................           4,974           109,925
 #*Eagle Bulk Shipping, Inc.....................................................         312,404           443,614
   Eastern Co. (The)............................................................          34,260           690,339
   Ecology & Environment, Inc. Class A..........................................           6,848           116,827
   Encore Wire Corp.............................................................         119,350         3,258,255
 #*Energy Recovery, Inc.........................................................          17,358            42,874

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *EnergySolutions, Inc.........................................................         205,300   $       730,868
 #*EnerSys......................................................................          72,816         2,110,208
   Ennis, Inc...................................................................         136,444         2,256,784
 #*EnPro Industries, Inc........................................................          59,035         2,084,526
   ESCO Technologies, Inc.......................................................          66,277         1,992,949
   Espey Manufacturing & Electronics Corp.......................................          13,355           318,517
 #*Esterline Technologies Corp..................................................         118,749         7,261,501
 #*Excel Maritime Carriers, Ltd.................................................          75,351           110,766
  *Federal Signal Corp..........................................................         172,117           728,055
  *Flow International Corp......................................................          96,262           362,908
  *Franklin Covey Co............................................................          80,291           706,561
 #*Freightcar America, Inc......................................................          47,664         1,034,785
  *Frozen Food Express Industries...............................................         131,556           177,601
 #*FTI Consulting, Inc..........................................................         109,169         4,674,617
  *Fuel Tech, Inc...............................................................          17,022           102,643
   G & K Services, Inc. Class A.................................................          90,054         2,959,174
  #GATX Corp....................................................................         228,478         9,810,845
 #*Genco Shipping & Trading, Ltd................................................         138,352           968,464
  *Gencor Industries, Inc.......................................................          32,703           234,481
 #*General Cable Corp...........................................................          89,624         2,765,797
  *GEO Group, Inc. (The)........................................................         150,547         2,646,616
  *GeoEye, Inc..................................................................          23,408           512,869
 #*Gibraltar Industries, Inc....................................................         145,307         2,276,961
  *Global Power Equipment Group, Inc............................................             794            20,366
  *GP Strategies Corp...........................................................          94,414         1,387,886
   Granite Construction, Inc....................................................         138,809         3,696,484
   Great Lakes Dredge & Dock Corp...............................................         340,250         2,177,600
  *Greenbrier Cos., Inc.........................................................         111,340         2,477,315
   Griffon Corp.................................................................         289,811         2,889,416
  *H&E Equipment Services, Inc..................................................         159,945         2,717,466
   Hardinge, Inc................................................................          76,704           815,364
 #*Hawaiian Holdings, Inc.......................................................          43,598           303,442
  #Heidrick & Struggles International, Inc......................................          14,856           326,535
 #*Heritage-Crystal Clean, Inc..................................................             722            14,859
  *Hill International, Inc......................................................          45,312           269,606
  *Hudson Highland Group, Inc...................................................         108,753           581,829
 #*Huntington Ingalls Industries, Inc...........................................          16,595           625,300
  *Hurco Cos., Inc..............................................................          33,133           780,945
  *Huron Consulting Group, Inc..................................................           9,472           355,011
  *ICF International, Inc.......................................................          28,162           798,111
  *InnerWorkings, Inc...........................................................           2,974            32,803
  *Innovative Solutions & Support, Inc..........................................          11,934            46,543
   Insteel Industries, Inc......................................................          63,548           813,414
  *Interline Brands, Inc........................................................         158,542         2,696,799
   International Shipholding Corp...............................................          31,520           717,080
   Intersections, Inc...........................................................          88,876         1,091,397
 #*JetBlue Airways Corp.........................................................       1,105,021         6,552,775
  *Kadant, Inc..................................................................          70,874         1,719,403
   Kaman Corp...................................................................          22,031           686,706
  *Kansas City Southern.........................................................             110             7,550
  *KAR Auction Services, Inc....................................................          33,515           494,011
   Kaydon Corp..................................................................           1,300            44,356
  #Kelly Services, Inc. Class A.................................................         178,400         2,882,944
  *Key Technology, Inc..........................................................          15,076           187,696
   Kimball International, Inc. Class B..........................................         137,521           837,503
 #*Korn/Ferry International.....................................................          39,035           641,345
 #*Kratos Defense & Security Solutions, Inc.....................................          18,695           126,939
   L.B. Foster Co. Class A......................................................          22,347           667,058
   L.S. Starrett Co. Class A....................................................          17,861           259,163
   Lawson Products, Inc.........................................................          57,002           957,064
  *Layne Christensen Co.........................................................          91,794         2,132,375

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *LMI Aerospace, Inc...........................................................          55,282   $     1,094,031
   LSI Industries, Inc..........................................................         111,727           794,379
 #*Lydall, Inc..................................................................         124,722         1,174,881
   Marten Transport, Ltd........................................................         163,358         3,569,372
   McGrath RentCorp.............................................................          60,834         1,936,955
 #*Metalico, Inc................................................................         281,768         1,025,636
   Met-Pro Corp.................................................................          21,749           228,147
  *MFRI, Inc....................................................................          52,254           385,635
  *Michael Baker Corp...........................................................           8,936           218,843
   Miller Industries, Inc.......................................................          63,030         1,028,019
 #*Mobile Mini, Inc.............................................................         193,022         4,014,858
 #*Moog, Inc. Class A...........................................................          37,449         1,596,076
  *Moog, Inc. Class B...........................................................           1,618            69,072
   Mueller Industries, Inc......................................................          78,555         3,472,917
  *Mueller Water Products, Inc. Class A.........................................         498,324         1,365,408
  #Multi-Color Corp.............................................................          29,723           680,954
   NACCO Industries, Inc. Class A...............................................          24,251         2,478,452
  *National Technical Systems, Inc..............................................         104,047           540,004
 #*Navigant Consulting, Inc.....................................................          64,752           829,473
 #*NN, Inc......................................................................         144,321         1,127,147
  *Northwest Pipe Co............................................................          64,129         1,462,782
 #*Ocean Power Technologies, Inc................................................          52,268           150,009
 #*On Assignment, Inc...........................................................         177,326         1,987,824
  *Orion Energy Systems, Inc....................................................          28,691            90,090
 #*Oshkosh Corp.................................................................          29,016           704,508
 #*Owens Corning, Inc...........................................................         367,806        12,413,452
  *P.A.M. Transportation Services, Inc..........................................          60,286           645,060
  *Pacer International, Inc.....................................................          37,833           228,511
  *Park-Ohio Holdings Corp......................................................           7,159           142,393
  *Patrick Industries, Inc......................................................           7,869            45,011
 #*Patriot Transportation Holding, Inc..........................................          25,946           533,190
  *PGT, Inc.....................................................................          17,258            23,126
  *Pike Electric Corp...........................................................          90,395           719,544
  *Pinnacle Airlines Corp.......................................................          58,000            81,780
 #*Powell Industries, Inc.......................................................           9,658           334,263
  *PowerSecure International, Inc...............................................          74,598           472,205
   Preformed Line Products Co...................................................          20,974         1,355,340
   Providence & Worcester Railroad Co...........................................          13,495           158,364
  #Quad/Graphics, Inc...........................................................             454             5,334
   Quanex Building Products Corp................................................          13,125           215,644
 #*Quanta Services, Inc.........................................................         259,761         5,610,838
  *RailAmerica, Inc.............................................................         105,190         1,571,539
  *RCM Technologies, Inc........................................................          92,190           501,514
 #*Republic Airways Holdings, Inc...............................................         164,882           908,500
   Resources Connection, Inc....................................................          11,820           146,804
  *Roadrunner Transportation Systems, Inc.......................................          11,203           168,493
   Robbins & Myers, Inc.........................................................          38,500         1,869,560
  *Rush Enterprises, Inc. Class A...............................................         216,914         4,991,191
 #*Rush Enterprises, Inc. Class B...............................................          51,902           991,328
   Ryder System, Inc............................................................         246,533        13,874,877
 #*Saia, Inc....................................................................          97,694         1,471,272
   Schawk, Inc..................................................................         131,739         1,770,572
  *School Specialty, Inc........................................................          50,173           161,557
  *Seaboard Corp................................................................           2,639         5,123,671
   SeaCube Container Leasing, Ltd...............................................           3,992            61,636
   Servotronics, Inc............................................................           6,561            59,049
   SIFCO Industries, Inc........................................................          14,049           308,657
   SkyWest, Inc.................................................................         249,055         3,187,904
  *SL Industries, Inc...........................................................          12,775           229,311
  *Sparton Corp.................................................................          56,079           480,036
   Standard Register Co.........................................................         107,181           215,434

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Standex International Corp...................................................          75,470   $     3,025,592
   Steelcase, Inc. Class A......................................................         222,357         1,936,729
  *Sterling Construction Co., Inc...............................................          36,901           443,181
   Superior Uniform Group, Inc..................................................          39,336           489,733
  *Supreme Industries, Inc. Class A.............................................          30,333            89,179
 #*SYKES Enterprises, Inc.......................................................          45,063           789,954
  *Sypris Solutions, Inc........................................................          26,770           109,757
  #TAL International Group, Inc.................................................         113,836         3,791,877
  *Tecumseh Products Co. Class A................................................          27,633           138,718
  *Tecumseh Products Co. Class B................................................           7,143            34,751
 #*Terex Corp...................................................................          38,344           759,211
  *Tetra Tech, Inc..............................................................             900            20,817
  #Titan International, Inc.....................................................          50,345         1,215,328
 #*Titan Machinery, Inc.........................................................          44,921         1,111,346
  *TRC Cos., Inc................................................................          84,024           521,789
   Tredegar Corp................................................................         173,905         4,288,497
  *TriMas Corp..................................................................         304,756         6,604,063
   Trinity Industries, Inc......................................................         277,414         8,727,444
  #Triumph Group, Inc...........................................................          85,824         5,370,008
  *Tufco Technologies, Inc......................................................           2,746             8,924
  *Tutor Perini Corp............................................................         224,402         3,408,666
   Twin Disc, Inc...............................................................          43,686         1,351,208
   U.S. Home Systems, Inc.......................................................          16,586           150,767
  *Ultralife Corp...............................................................          39,121           163,135
  #UniFirst Corp................................................................          54,883         3,313,836
   United Stationers, Inc.......................................................           1,300            42,029
   Universal Forest Products, Inc...............................................          81,505         2,589,414
  *Universal Power Group, Inc...................................................           5,390             9,109
  *Universal Security Instruments, Inc..........................................             793             4,607
  #Universal Truckload Services, Inc............................................           1,645            29,248
 #*URS Corp.....................................................................         209,771         8,632,077
  *USA Truck, Inc...............................................................          63,291           596,834
  *Versar, Inc..................................................................           1,000             3,030
   Viad Corp....................................................................         106,130         2,147,010
   Virco Manufacturing Corp.....................................................          26,552            47,263
  *Volt Information Sciences, Inc...............................................           2,865            20,313
   VSE Corp.....................................................................           1,388            36,379
  #Watts Water Technologies, Inc. Class A.......................................         111,125         4,283,869
  *WCA Waste Corp...............................................................          82,566           535,028
  *Willdan Group, Inc...........................................................          16,551            62,894
  *Willis Lease Finance Corp....................................................          36,581           496,770
  *XPO Logistics, Inc...........................................................             500             5,735
                                                                                                   ---------------
Total Industrials...............................................................                       370,623,158
                                                                                                   ---------------
Information Technology -- (10.7%)
 #*Accelrys, Inc................................................................         160,686         1,203,538
   Acorn Energy, Inc............................................................          12,990            84,045
  *Acxiom Corp..................................................................           2,200            30,184
  *Adept Technology, Inc........................................................          53,363           136,076
 #*Advanced Energy Industries, Inc..............................................          27,935           297,228
  *Aetrium, Inc.................................................................           2,380             2,237
 #*Agilysys, Inc................................................................         145,897         1,187,602
  *Alpha & Omega Semiconductor, Ltd.............................................           3,861            35,830
   American Software, Inc. Class A..............................................          26,997           242,163
  *Amtech Systems, Inc..........................................................          49,401           503,396
  *Anadigics, Inc...............................................................         290,487           798,839
  *Analysts International Corp..................................................          11,364            76,139
  *Anaren, Inc..................................................................         111,360         1,939,891
 #*AOL, Inc.....................................................................         127,971         2,074,410
  *Applied Micro Circuits Corp..................................................          30,901           241,955
 #*Arris Group, Inc.............................................................         368,920         4,308,986

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Arrow Electronics, Inc.......................................................         351,633   $    14,518,927
   Astro-Med, Inc...............................................................          19,318           154,544
 #*ATMI, Inc....................................................................         127,292         2,976,087
  *ATS Corp.....................................................................           6,282            19,851
  *AuthenTec, Inc...............................................................          26,289            91,486
  *Aviat Networks, Inc..........................................................         149,567           332,039
 #*Avid Technology, Inc.........................................................         147,062         1,425,031
  *Avnet, Inc...................................................................         249,126         8,687,024
   AVX Corp.....................................................................          89,393         1,176,412
  *Aware, Inc...................................................................          44,623           142,794
  *Axcelis Technologies, Inc....................................................         181,492           326,686
  *AXT, Inc.....................................................................         174,214           891,976
   Bel Fuse, Inc. Class A.......................................................          11,057           235,182
   Bel Fuse, Inc. Class B.......................................................          48,830           988,807
 #*Benchmark Electronics, Inc...................................................         255,234         4,390,025
   Black Box Corp...............................................................          85,479         2,643,011
  *Brightpoint, Inc.............................................................          39,909           467,733
 #*BroadVision, Inc.............................................................           4,060            97,034
  *Brocade Communications Systems, Inc..........................................         426,999         2,395,464
   Brooks Automation, Inc.......................................................          75,371           807,977
  *BSQUARE Corp.................................................................          33,534           133,130
  *BTU International, Inc.......................................................           7,174            22,598
 #*CACI International, Inc. Class A.............................................         104,761         6,148,423
  *Cascade Microtech, Inc.......................................................          70,739           242,635
 #*Checkpoint Systems, Inc......................................................         124,172         1,306,289
  *CIBER, Inc...................................................................         376,900         1,639,515
  *Coherent, Inc................................................................          11,994           670,225
   Cohu, Inc....................................................................         144,061         1,891,521
   .*Commerce One LLC...........................................................             110                --
   Communications Systems, Inc..................................................          41,462           617,369
   Comtech Telecommunications Corp..............................................          87,031         2,685,777
  *Concurrent Computer Corp.....................................................          35,360           136,490
 #*Convergys Corp...............................................................         544,442         7,246,523
  *CoreLogic, Inc...............................................................          82,946         1,177,833
  *Cray, Inc....................................................................          54,485           406,458
  *CSG Systems International, Inc...............................................          10,375           168,801
  *CSP, Inc.....................................................................           4,766            17,992
  *CSR P.L.C. ADR...............................................................          22,583           324,292
   CTS Corp.....................................................................         187,445         1,885,697
  *CyberOptics Corp.............................................................          72,104           628,747
   Daktronics, Inc..............................................................           2,128            23,280
  *Datalink Corp................................................................          25,554           235,352
  *Dataram Corp.................................................................          20,311            16,452
   DDi Corp.....................................................................          78,261           759,914
 #*Digi International, Inc......................................................         176,040         1,987,492
  *Digimarc Corp................................................................           9,728           257,111
  *Ditech Networks, Inc.........................................................         196,892           159,483
  *Dot Hill Systems Corp........................................................          29,721            44,879
 #*DSP Group, Inc...............................................................         125,982           721,877
  *Dynamics Research Corp.......................................................          48,430           545,322
   Earthlink, Inc...............................................................         374,709         2,701,652
  *EchoStar Corp. Class A.......................................................         130,677         3,427,658
  *Edgewater Technology, Inc....................................................          75,244           258,839
   Electro Rent Corp............................................................         121,441         2,075,427
  *Electro Scientific Industries, Inc...........................................         205,962         3,126,503
  *Electronics for Imaging, Inc.................................................         199,407         3,421,824
 #*EMCORE Corp..................................................................         121,498           143,368
 #*Emulex Corp..................................................................         242,991         2,536,826
   EPIQ Systems, Inc............................................................         137,147         1,671,822
  *ePlus, Inc...................................................................          39,883         1,137,463
 #*Euronet Worldwide, Inc.......................................................          82,212         1,509,412

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Exar Corp....................................................................         217,337   $     1,451,811
  *Extreme Networks.............................................................         199,693           647,005
  *Fairchild Semiconductor International, Inc...................................          87,286         1,220,258
  *FormFactor, Inc..............................................................          58,274           300,111
  *Frequency Electronics, Inc...................................................          28,958           246,433
 #*FSI International, Inc.......................................................          46,848           199,104
  *GigOptix, Inc................................................................          18,167            30,702
  *Global Cash Access Holdings, Inc.............................................          26,527           140,593
  *Globecomm Systems, Inc.......................................................         115,606         1,649,698
  *GSI Group, Inc...............................................................           4,378            50,566
 #*GSI Technology, Inc..........................................................         103,525           513,484
  *GTSI Corp....................................................................          89,647           379,207
  *Hackett Group, Inc. (The)....................................................         219,091           848,978
 #*Harmonic, Inc................................................................         170,805         1,002,625
 #*Hutchinson Technology, Inc...................................................          62,526           115,673
  *I.D. Systems, Inc............................................................          60,484           311,493
   IAC/InterActiveCorp..........................................................         403,904        17,396,145
 #*Identive Group, Inc..........................................................         105,367           240,237
  *IEC Electronics Corp.........................................................             700             3,584
  *iGo, Inc.....................................................................          17,711            14,169
  *Ikanos Communications, Inc...................................................          22,329            19,650
  *Imation Corp.................................................................         121,701           721,687
  *InfoSpace, Inc...............................................................         184,324         2,269,028
 #*Ingram Micro, Inc. Class A...................................................         566,252        10,747,463
  *Innodata Isogen, Inc.........................................................             600             2,460
 #*Insight Enterprises, Inc.....................................................         106,344         1,963,110
  *Integrated Device Technology, Inc............................................         273,884         1,736,425
  *Integrated Silicon Solution, Inc.............................................         139,849         1,366,325
  *Internap Network Services Corp...............................................         206,559         1,386,011
 #*International Rectifier Corp.................................................         127,733         2,912,312
  *Interphase Corp..............................................................          40,853           210,393
   Intersil Corp. Class A.......................................................         186,716         2,102,422
  *Intevac, Inc.................................................................         106,940           890,810
  *IntriCon Corp................................................................          13,375            93,625
  *IXYS Corp....................................................................         106,510         1,461,317
  *JDA Software Group, Inc......................................................           1,794            52,869
  *Kemet Corp...................................................................          16,726           153,712
  *Key Tronic Corp..............................................................          68,452           423,718
   Keynote Systems, Inc.........................................................          95,505         1,869,033
 #*KIT Digital, Inc.............................................................         146,092         1,582,176
 #*Kopin Corp...................................................................         236,217           916,522
 #*Kulicke & Soffa Industries, Inc..............................................          94,264         1,018,994
  *KVH Industries, Inc..........................................................          18,338           171,094
  *Lattice Semiconductor Corp...................................................         250,599         1,704,073
  *LeCroy Corp..................................................................          40,459           421,178
  *LGL Group, Inc. (The)........................................................           9,533            76,741
  *LoJack Corp..................................................................             539             1,752
  *LookSmart, Ltd...............................................................          97,045           132,952
  *Loral Space & Communications, Inc............................................          58,989         4,067,881
  *LTX-Credence Corp............................................................          13,251            88,384
  #ManTech International Corp. Class A..........................................          55,579         1,953,602
   Marchex, Inc. Class B........................................................          91,998           415,831
  *Market Leader, Inc...........................................................          64,356           171,187
  *Mastech Holdings, Inc........................................................             407             1,807
  *Mattson Technology, Inc......................................................          23,818            54,067
  *Measurement Specialties, Inc.................................................          44,399         1,442,968
 #*MEMC Electronic Materials, Inc...............................................         272,554         1,245,572
  *MEMSIC, Inc..................................................................          20,315            66,227
  *Mentor Graphics Corp.........................................................           2,200            30,514
  *Mercury Computer Systems, Inc................................................          91,039         1,219,012
   Methode Electronics, Inc.....................................................         141,895         1,409,017

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   MKS Instruments, Inc.........................................................         136,762   $     4,123,374
  *ModusLink Global Solutions, Inc..............................................         205,907         1,177,788
 #*MoSys, Inc...................................................................          23,129            96,679
  *Multi-Fineline Electronix, Inc...............................................          11,963           297,400
  *Nanometrics, Inc.............................................................          16,339           330,865
  *NAPCO Security Technologies, Inc.............................................           2,643             7,665
  *Network Equipment Technologies, Inc..........................................          66,362            84,943
  *Newport Corp.................................................................         145,525         2,687,847
  *Novatel Wireless, Inc........................................................         109,993           315,680
  *NumereX Corp. Class A........................................................             231             1,977
 #*Oclaro, Inc..................................................................          56,136           232,403
  *Official Payments Holdings, Inc..............................................         192,313           834,638
  *Online Resources Corp........................................................          61,678           165,914
  *Oplink Communications, Inc...................................................         101,264         1,896,675
  #OPNET Technologies, Inc......................................................          13,111           464,785
  *Opnext, Inc..................................................................         169,794           186,773
   Optical Cable Corp...........................................................          64,214           227,318
  *ORBCOMM, Inc.................................................................          75,570           260,716
  *OSI Systems, Inc.............................................................          43,200         2,321,136
  *PAR Technology Corp..........................................................          71,852           334,830
   PC Connection, Inc...........................................................         234,053         2,808,636
  *PC Mall, Inc.................................................................         112,574           704,713
   PC-Tel, Inc..................................................................         111,581           830,163
  *Perceptron, Inc..............................................................          78,740           403,936
  *Perficient, Inc..............................................................          16,452           183,111
  *Performance Technologies, Inc................................................          67,536           121,565
 #*Pericom Semiconductor Corp...................................................         217,504         1,740,032
  *Pervasive Software, Inc......................................................         204,767         1,179,458
 #*Photronics, Inc..............................................................         219,440         1,505,358
  *Planar Systems, Inc..........................................................          52,408           123,683
  *PLX Technology, Inc..........................................................          89,942           282,418
  *Presstek, Inc................................................................          18,823            12,235
   QAD, Inc. Class B............................................................             465             6,045
  *Qualstar Corp................................................................         101,200           193,798
  *Quest Software, Inc..........................................................           2,800            56,980
  *RadiSys Corp.................................................................         102,391           617,418
   RealNetworks, Inc............................................................         167,527         1,710,451
  *Reis, Inc....................................................................          48,098           500,219
   RF Industries, Ltd...........................................................          21,697            82,449
   Richardson Electronics, Ltd..................................................          78,425           949,727
   Rimage Corp..................................................................          15,699           195,296
  *Rofin-Sinar Technologies, Inc................................................             818            23,207
  *Rudolph Technologies, Inc....................................................         124,051         1,269,042
  *S1 Corp......................................................................         229,513         2,240,047
  *Sanmina-SCI Corp.............................................................         139,646         1,533,313
  *ScanSource, Inc..............................................................             600            22,542
  *SeaChange International, Inc.................................................         226,110         1,623,470
  *Selectica, Inc...............................................................           1,891             7,016
  *Sigma Designs, Inc...........................................................         156,139           941,518
 #*Silicon Graphics International Corp..........................................           2,251            30,704
  *Smith Micro Software, Inc....................................................           7,100            12,922
  *SMTC Corp....................................................................           5,365            15,505
  *Sonus Networks, Inc..........................................................         321,381           829,163
  *Soundbite Communications, Inc................................................           6,992            19,508
 #*SS&C Technologies Holdings, Inc..............................................           7,891           148,114
  *Stamps.com, Inc..............................................................              48             1,488
 #*Standard Microsystems Corp...................................................         100,595         2,591,327
  *StarTek, Inc.................................................................          84,732           264,364
  *Stream Global Services, Inc..................................................           2,589             8,621
 #*SunPower Corp................................................................          63,103           432,256
 #*Supertex, Inc................................................................           2,528            46,717

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Support.com, Inc.............................................................         209,284   $       539,953
 #*Sycamore Networks, Inc.......................................................         149,921         2,911,466
  *Symmetricom, Inc.............................................................         270,427         1,687,464
 #*SYNNEX Corp..................................................................         183,505         6,639,211
 #*Tech Data Corp...............................................................         174,947         9,083,248
  *TechTarget, Inc..............................................................         110,703           769,386
  *TeleCommunication Systems, Inc. Class A......................................         184,097           430,787
   Tellabs, Inc.................................................................         227,972           866,294
   Telular Corp.................................................................          81,726           683,229
   Tessco Technologies, Inc.....................................................          37,431           667,020
  *Tessera Technologies, Inc....................................................          82,374         1,631,005
   TheStreet, Inc...............................................................         180,724           345,183
 #*THQ, Inc.....................................................................         109,035            73,043
  *TriQuint Semiconductor, Inc..................................................         292,903         1,754,489
  *TSR, Inc.....................................................................           4,682            19,477
 #*TTM Technologies, Inc........................................................         278,169         3,413,134
   United Online, Inc...........................................................         362,010         2,056,217
  *UTStarcom Holdings Corp......................................................         439,921           567,498
 #*Viasystems Group, Inc........................................................             659            11,196
  *Vicon Industries, Inc........................................................          36,465           124,346
  *Video Display Corp...........................................................          10,671            65,200
  *Virtusa Corp.................................................................         333,308         5,329,595
 #*Vishay Intertechnology, Inc..................................................         291,126         3,575,027
 #*Vishay Precision Group, Inc..................................................          20,228           318,793
 #*Web.com Group, Inc...........................................................          37,601           481,293
  *Westell Technologies, Inc. Class A...........................................          10,503            23,107
  *WPCS International, Inc......................................................          12,639            21,360
  *XO Group, Inc................................................................          20,885           172,092
  *X-Rite, Inc..................................................................          24,719           112,224
  *Xyratex, Ltd.................................................................          62,258           988,657
  *Zygo Corp....................................................................          73,990         1,308,883
                                                                                                   ---------------
Total Information Technology....................................................                       274,366,495
                                                                                                   ---------------
Materials -- (7.7%)
   A. Schulman, Inc.............................................................         174,907         4,285,222
 #*A.M. Castle & Co.............................................................         145,436         1,508,171
  *AEP Industries, Inc..........................................................             328            10,837
  *American Pacific Corp........................................................          38,017           301,475
  #American Vanguard Corp.......................................................           7,000           105,210
  *Arabian American Development Co..............................................             400             3,196
   Ashland, Inc.................................................................         210,546        13,277,031
   Boise, Inc...................................................................         487,961         3,728,022
   Buckeye Technologies, Inc....................................................         174,500         5,850,985
   Cabot Corp...................................................................          72,726         2,632,681
  *Century Aluminum Co..........................................................         454,528         4,558,916
  *Chemtura Corp................................................................          62,521           878,420
  *Coeur d'Alene Mines Corp.....................................................         272,130         7,527,116
   Commercial Metals Co.........................................................         309,854         4,443,306
  *Continental Materials Corp...................................................           1,419            17,000
  *Core Molding Technologies, Inc...............................................          20,710           176,035
  #Cytec Industries, Inc........................................................          73,088         3,644,168
  #Domtar Corp..................................................................         123,167        10,639,165
  *Ferro Corp...................................................................          77,087           521,108
   Friedman Industries, Inc.....................................................          53,964           565,003
  *FutureFuel Corp..............................................................              25               298
  *Georgia Gulf Corp............................................................          60,624         2,124,871
  *Graphic Packaging Holding Co.................................................         780,088         3,908,241
   H.B. Fuller Co...............................................................           6,141           175,755
   Haynes International, Inc....................................................          26,378         1,602,727
  *Headwaters, Inc..............................................................         273,412           724,542
  #Hecla Mining Co..............................................................          86,185           453,333

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
 #*Horsehead Holding Corp.......................................................         154,281   $     1,678,577
  #Huntsman Corp................................................................         369,633         4,705,428
  *Innospec, Inc................................................................           5,113           165,508
   Kaiser Aluminum Corp.........................................................          96,040         4,742,455
  *KapStone Paper & Packaging Corp..............................................         177,278         3,095,274
   KMG Chemicals, Inc...........................................................           3,149            57,973
  *Landec Corp..................................................................         124,835           752,755
 #*Louisiana-Pacific Corp.......................................................         670,853         5,715,668
  *Materion Corp................................................................          85,903         2,526,407
   MeadWestavco Corp............................................................         455,519        13,410,479
  *Mercer International, Inc....................................................         187,470         1,533,505
   Minerals Technologies, Inc...................................................          53,028         3,364,627
  *Mod-Pac Corp.................................................................          17,773           114,103
   Myers Industries, Inc........................................................         180,201         2,398,475
   Neenah Paper, Inc............................................................          58,983         1,402,026
  #NL Industries, Inc...........................................................          37,106           512,805
  *Northern Technologies International Corp.....................................          20,514           288,632
   Olympic Steel, Inc...........................................................          76,274         1,967,106
 #*OM Group, Inc................................................................         180,100         4,886,113
   P.H. Glatfelter Co...........................................................         220,312         3,256,211
  *Penford Corp.................................................................          59,938           338,650
   PolyOne Corp.................................................................         245,213         3,535,971
   Quaker Chemical Corp.........................................................          42,927         1,901,666
  #Reliance Steel & Aluminum Co.................................................         200,657        10,674,952
  #Rock-Tenn Co. Class A........................................................         149,967         9,276,959
 #*RTI International Metals, Inc................................................         146,950         3,698,732
   Schnitzer Steel Industries, Inc. Class A.....................................          64,526         2,815,269
  *Spartech Corp................................................................         129,011           692,789
   Steel Dynamics, Inc..........................................................         147,220         2,348,159
  *SunCoke Energy, Inc..........................................................          98,021         1,316,427
   Synalloy Corp................................................................          27,564           296,589
   Temple-Inland, Inc...........................................................          57,895         1,846,272
  #Texas Industries, Inc........................................................          97,840         3,058,478
 #*United States Lime & Minerals, Inc...........................................           2,790           173,761
  *Universal Stainless & Alloy Products, Inc....................................          44,949         1,785,824
   Vulcan Materials Co..........................................................         170,005         7,456,419
   Wausau Paper Corp............................................................         163,062         1,408,856
   Westlake Chemical Corp.......................................................         152,521         8,914,852
  #Worthington Industries, Inc..................................................         192,945         3,552,117
 #*Zoltek Cos., Inc.............................................................         175,942         1,528,936
                                                                                                   ---------------
Total Materials.................................................................                       196,858,639
                                                                                                   ---------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares........................................         182,700                --
 .*MAIR Holdings, Inc. Escrow Shares............................................         161,133                --
 .*Petrocorp, Inc. Escrow Shares................................................           4,900               294
 .*Price Communications Liquidation Trust.......................................         262,880                --
                                                                                                   ---------------
Total Other.....................................................................                               294
                                                                                                   ---------------
Telecommunication Services -- (0.6%)
 #*General Communications, Inc. Class A.........................................         149,037         1,551,475
   HickoryTech Corp.............................................................          42,119           483,947
   IDT Corp. Class B............................................................          24,673           217,122
 #*Iridium Communications, Inc..................................................          75,637           604,340
 #*Leap Wireless International, Inc.............................................         115,654           989,998
  *MetroPCS Communications, Inc.................................................          44,693           395,086
  *Neutral Tandem, Inc..........................................................           1,391            17,095
  *Premiere Global Services, Inc................................................          41,258           363,070
  *Primus Telecommunications Group, Inc.........................................          15,790           200,375
   Shenandoah Telecommunications Co.............................................           1,000             9,870
   SureWest Communications......................................................          65,593           949,787

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (Continued)
 #*Telephone & Data Systems, Inc................................................         274,976   $     7,231,859
 #*United States Cellular Corp..................................................          48,815         2,239,144
   USA Mobility, Inc............................................................          24,526           347,043
   Warwick Valley Telephone Co..................................................          13,402           183,071
                                                                                                   ---------------
Total Telecommunication Services................................................                        15,783,282
                                                                                                   ---------------
Utilities -- (0.4%)
   Consolidated Water Co., Ltd..................................................          10,513            81,896
  *Dynegy, Inc..................................................................         252,024           468,765
   Genie Energy, Ltd. Class B...................................................          60,779           635,748
  *GenOn Energy, Inc............................................................       1,961,810         4,178,655
  *NRG Energy, Inc..............................................................          84,480         1,426,022
  #Ormat Technologies, Inc......................................................          18,658           303,192
   SJW Corp.....................................................................          45,220         1,071,262
 #*Synthesis Energy Systems, Inc................................................          39,547            60,902
   Unitil Corp..................................................................          46,644         1,288,774
Total Utilities.................................................................                         9,515,216
                                                                                                   ---------------
TOTAL COMMON STOCKS..............................................................                    2,284,914,448
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*PhotoMedex, Inc. Contingent Value Warrants...................................             127                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................          18,544             3,381
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                             3,381
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       9,845,105         9,845,105

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@DFA Short Term Investment Fund..............................................     269,730,221       269,730,221
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
       $2,247,018 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12,
       valued at $2,256,912) to be repurchased at $2,202,970....................   $       2,203         2,202,958
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       271,933,179
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,144,172,088)^^......................................................                   $ 2,566,696,113
                                                                                                   ===============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                      --------------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                      --------------------------------------------------------
                                          LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                      --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary..........   $  397,979,384             --      --     $  397,979,384
   Consumer Staples................       99,413,697             --      --         99,413,697
   Energy..........................      208,772,328             --      --        208,772,328
   Financials......................      566,793,446             --      --        566,793,446
   Health Care.....................      144,808,509             --      --        144,808,509
   Industrials.....................      370,546,897   $     76,261      --        370,623,158
   Information Technology..........      274,366,495             --      --        274,366,495
   Materials.......................      196,858,639             --      --        196,858,639
   Other...........................               --            294      --                294
   Telecommunication Services......       15,783,282             --      --         15,783,282
   Utilities.......................        9,515,216             --      --          9,515,216
Rights/Warrants....................               --          3,381      --              3,381
Temporary Cash Investments.........        9,845,105             --      --          9,845,105
Securities Lending Collateral......               --    271,933,179      --        271,933,179
                                      --------------   ------------     ---     --------------
TOTAL..............................   $2,294,682,998   $272,013,115      --     $2,566,696,113
                                      ==============   ============     ===     ==============

              See accompanying Notes to Schedules of Investments.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (13.9%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          65,493   $       188,620
   A.H. Belo Corp. Class A......................................................          46,600           276,804
  #Aaron's, Inc.................................................................          23,577           627,384
   Acme United Corp.............................................................           9,349            93,490
  *Aeropostale, Inc.............................................................          78,400         1,283,408
  *AFC Enterprises, Inc.........................................................          45,425           765,411
   Ambassadors Group, Inc.......................................................          27,947           126,041
   Amcon Distributing Co........................................................             300            19,953
  *American Axle & Manufacturing Holdings, Inc..................................          65,855           794,211
  #American Greetings Corp. Class A.............................................          38,825           557,915
 #*American Public Education, Inc...............................................           5,700           229,140
 #*America's Car-Mart, Inc......................................................          25,524           968,381
 #*Amerigon, Inc................................................................          46,857           719,255
   Ameristar Casinos, Inc.......................................................          29,565           578,291
 #*ANN, Inc.....................................................................          36,900           895,194
   Arbitron, Inc................................................................          22,900           817,759
 #*Archipelago Learning, Inc....................................................          37,859           393,355
  *Arctic Cat, Inc..............................................................          28,530           851,335
   Ark Restaurants Corp.........................................................           5,609            81,330
  *Asbury Automotive Group, Inc.................................................          46,541         1,066,254
 #*Ascena Retail Group, Inc.....................................................          26,195           926,517
  *Ascent Capital Group, Inc. Class A...........................................          17,548           831,600
  *Ballantyne Strong, Inc.......................................................          38,851           164,728
  *Bally Technologies, Inc......................................................          22,831           963,925
 #*Barnes & Noble, Inc..........................................................          66,796           806,228
   Bassett Furniture Industries, Inc............................................          27,359           219,693
  *Beasley Broadcast Group, Inc. Class A........................................          20,332            70,145
 #*Beazer Homes USA, Inc........................................................          53,121           162,019
   bebe stores, Inc.............................................................         147,150         1,289,034
   Belo Corp. Class A...........................................................          86,057           639,404
  *Benihana, Inc................................................................          27,901           304,958
   Big 5 Sporting Goods Corp....................................................          26,348           209,203
  *Biglari Holdings, Inc........................................................           2,860         1,132,388
 #*BJ's Restaurants, Inc........................................................          38,353         1,918,801
 #*Blue Nile, Inc...............................................................           7,319           295,322
  *Bluegreen Corp...............................................................          77,510           201,526
  #Blyth, Inc...................................................................          19,298         1,214,809
   Bob Evans Farms, Inc.........................................................          44,644         1,577,273
  *Body Central Corp............................................................           3,144            84,511
  #Bon-Ton Stores, Inc. (The)...................................................          30,014           121,857
  #Books-A-Million, Inc.........................................................          28,867            70,147
   Bowl America, Inc. Class A...................................................           1,400            18,200
 #*Boyd Gaming Corp.............................................................          62,600           549,002
  *Bravo Brio Restaurant Group, Inc.............................................          12,104           233,002
 #*Bridgepoint Education, Inc...................................................           7,066           173,753
  *Brookfield Residential Properties, Inc.......................................           1,649            14,511
  #Brown Shoe Co., Inc..........................................................          90,365           853,949
   Brunswick Corp...............................................................          43,730           933,198
   Buckle, Inc..................................................................          16,161           705,104
 #*Buffalo Wild Wings, Inc......................................................          18,561         1,235,420
  *Build-A-Bear-Workshop, Inc...................................................          51,400           419,938
 #*Cabela's, Inc................................................................          89,625         2,337,420
  *Cache, Inc...................................................................          26,006           169,299
   Callaway Golf Co.............................................................         139,887           937,243
  *Cambium Learning Group, Inc..................................................          47,089           151,627
  *Canterbury Park Holding Corp.................................................           7,639            92,508
  *Capella Education Co.........................................................           2,648           112,090
  *Caribou Coffee Co., Inc......................................................          55,417           939,872

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Carriage Services, Inc.......................................................          44,161   $       253,043
  *Carrols Restaurant Group, Inc................................................          47,521           537,463
  *Carter's, Inc................................................................          23,400           980,928
  *Casual Male Retail Group, Inc................................................         115,298           364,342
   Cato Corp. Class A...........................................................          35,553           953,176
  *Cavco Industries, Inc........................................................          15,082           686,533
   CEC Entertainment, Inc.......................................................          18,900           664,713
 #*Charles & Colvard, Ltd.......................................................           6,995            21,475
 #*Charming Shoppes, Inc........................................................         246,618         1,223,225
 #*Cheesecake Factory, Inc......................................................          55,711         1,647,931
   Cherokee, Inc................................................................          17,093           184,092
  #Chico's FAS, Inc.............................................................           2,285            26,140
 #*Children's Place Retail Stores, Inc. (The)...................................          29,165         1,455,042
   Christopher & Banks Corp.....................................................          48,637           100,679
   Churchill Downs, Inc.........................................................          21,185         1,185,301
 #*Citi Trends, Inc.............................................................          23,863           215,244
 #*Coinstar, Inc................................................................           8,900           442,597
  *Coldwater Creek, Inc.........................................................          30,476            26,819
 #*Collective Brands, Inc.......................................................          86,111         1,434,609
   Collectors Universe, Inc.....................................................          19,033           293,108
 #*Conn's, Inc..................................................................          78,720           913,152
   Cooper Tire & Rubber Co......................................................          58,216           876,733
   Core-Mark Holding Co., Inc...................................................          26,841         1,090,013
 #*Corinthian Colleges, Inc.....................................................          48,110           144,811
 #*Cost Plus, Inc...............................................................          53,218           721,104
   Cracker Barrel Old Country Store, Inc........................................          23,307         1,222,918
  *Crocs, Inc...................................................................          68,100         1,295,262
 #*Crown Media Holdings, Inc. Class A...........................................          92,592           110,184
   CSS Industries, Inc..........................................................          20,625           441,788
  *Culp, Inc....................................................................          35,956           327,559
 #*Cumulus Media, Inc. Class A..................................................          71,407           251,353
  *Cybex International, Inc.....................................................           7,959             4,935
 #*Deckers Outdoor Corp.........................................................           8,895           719,161
  *dELiA*s, Inc.................................................................          21,097            22,574
  *Delta Apparel, Inc...........................................................           5,459            83,523
   Destination Maternity Corp...................................................          28,284           472,060
  *Digital Generation, Inc......................................................          36,151           502,499
  #Dillard's, Inc. Class A......................................................          80,322         3,554,248
 #*DineEquity, Inc..............................................................          22,844         1,085,547
  *Dixie Group, Inc. (The)......................................................          15,145            54,219
  *Dolan Co.....................................................................          59,717           563,131
  *Domino's Pizza, Inc..........................................................          68,329         2,230,942
  *Dorman Products, Inc.........................................................          29,042         1,260,713
   Dover Downs Gaming & Entertainment, Inc......................................          26,721            65,466
  *Dover Motorsports, Inc.......................................................          27,257            32,981
  *Dreams, Inc..................................................................             317               716
 #*DreamWorks Animation SKG, Inc. Class A.......................................          35,845           636,249
  *Drew Industries, Inc.........................................................          46,275         1,201,762
   DSW, Inc. Class A............................................................          54,180         2,707,375
  *Duckwall-ALCO Stores, Inc....................................................           1,500            12,480
  *E.W. Scripps Co. Class A (The)...............................................         107,677           912,024
   Educational Development Corp.................................................           2,842            13,997
   Einstein Noah Restaurant Group, Inc..........................................          29,510           439,404
  *Emerson Radio Corp...........................................................          37,654            66,271
 #*Entercom Communications Corp. Class A........................................          42,313           326,656
   Entravision Communications Corp..............................................          41,660            74,571
   Escalade, Inc................................................................           8,906            42,125
   Ethan Allen Interiors, Inc...................................................          39,716           937,298
  *Exide Technologies...........................................................          14,869            49,068
  *Famous Dave's of America, Inc................................................          19,657           203,647
  *Federal-Mogul Corp...........................................................             278             4,612

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Finish Line, Inc. Class A (The)..............................................          96,347   $     2,037,739
  *Fisher Communications, Inc...................................................          18,595           559,524
   Flanigan's Enterprises, Inc..................................................           1,877            13,299
   Flexsteel Industries, Inc....................................................           4,929            69,943
  #Fred's, Inc. Class A.........................................................          71,333         1,052,162
   Frisch's Restaurants, Inc....................................................           5,471           114,891
 #*Fuel Systems Solutions, Inc..................................................          41,026           856,213
  *Full House Resorts, Inc......................................................          43,994           122,303
  *Furniture Brands International, Inc..........................................          50,272            84,960
  *Gaiam, Inc. Class A..........................................................          34,005           121,738
   Gaming Partners International Corp...........................................          20,256           130,955
 #*Gaylord Entertainment Co.....................................................          57,437         1,611,108
  *Geeknet, Inc.................................................................           6,873           119,521
  *Genesco, Inc.................................................................          36,236         2,212,933
  *G-III Apparel Group, Ltd.....................................................          27,376           624,994
  *Golfsmith International Holdings, Inc........................................             100               367
  *Gordmans Stores, Inc.........................................................           8,840           128,445
  *Grand Canyon Education, Inc..................................................          35,116           589,246
  *Gray Television, Inc.........................................................         116,464           238,751
  *Gray Television, Inc. Class A................................................             912             1,560
  *Great Wolf Resorts, Inc......................................................          66,461           212,675
  #Group 1 Automotive, Inc......................................................          35,286         1,882,155
  *Hallwood Group, Inc. (The)...................................................           1,645            26,156
   Harte-Hanks, Inc.............................................................          85,374           823,859
  *Hastings Entertainment, Inc..................................................           4,292             6,953
  #Haverty Furniture Cos., Inc..................................................          43,931           548,259
   Haverty Furniture Cos., Inc. Class A.........................................             457             5,564
  *Helen of Troy, Ltd...........................................................          45,191         1,453,794
 #*hhgregg, Inc.................................................................          77,452           788,461
 #*Hibbett Sporting Goods, Inc..................................................          24,729         1,185,261
  #Hillenbrand, Inc.............................................................          39,477           925,736
  *Hollywood Media Corp.........................................................          26,966            33,438
   Hooker Furniture Corp........................................................          23,888           287,850
   Hot Topic, Inc...............................................................         117,064           856,908
  #HSN, Inc.....................................................................          36,006         1,285,054
 #*Iconix Brand Group, Inc......................................................         107,100         1,971,711
   International Speedway Corp. Class A.........................................          38,861         1,002,225
  *Interval Leisure Group, Inc..................................................          41,838           568,997
 #*iRobot Corp..................................................................          36,914         1,219,639
  *Isle of Capri Casinos, Inc...................................................          63,829           324,251
 #*ITT Educational Services, Inc................................................           8,500           559,895
  *J. Alexander's Corp..........................................................          17,720           116,952
 #*Jack in the Box, Inc.........................................................          40,600           860,720
  #JAKKS Pacific, Inc...........................................................          44,222           675,712
   Jarden Corp..................................................................           5,115           172,324
  *Johnson Outdoors, Inc. Class A...............................................          18,433           313,545
   Jones Group, Inc. (The)......................................................          81,882           747,583
 #*Jos. A. Bank Clothiers, Inc..................................................          37,838         1,806,764
  *Journal Communications, Inc. Class A.........................................          80,360           413,050
 #*K12, Inc.....................................................................          25,901           579,923
  #KB Home......................................................................          41,700           376,134
  *Kenneth Cole Productions, Inc. Class A.......................................          19,091           234,628
  *Kid Brands, Inc..............................................................          35,449           121,590
  *Kirkland's, Inc..............................................................          40,537           606,839
  *Knology, Inc.................................................................          60,466           911,223
  *Kona Grill, Inc..............................................................           3,538            21,440
   Koss Corp....................................................................           8,015            44,163
 #*Krispy Kreme Doughnuts, Inc..................................................         169,673         1,243,703
   KSW, Inc.....................................................................          14,516            47,903
 #*K-Swiss, Inc. Class A........................................................          33,194           112,196
   Lacrosse Footwear, Inc.......................................................          15,457           194,449

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Lakeland Industries, Inc.....................................................          10,138   $        95,500
  *Lakes Entertainment, Inc.....................................................          57,029           116,339
  *La-Z-Boy, Inc................................................................         116,492         1,535,365
  *Leapfrog Enterprises, Inc....................................................         100,398           581,304
  *Learning Tree International, Inc.............................................          29,551           179,670
  *Lee Enterprises, Inc.........................................................          38,034            50,585
 #*Libbey, Inc..................................................................          37,373           562,837
 #*Life Time Fitness, Inc.......................................................          34,900         1,714,986
  #Lifetime Brands, Inc.........................................................          27,625           327,356
  *LIN TV Corp. Class A.........................................................          40,219           162,083
   Lincoln Educational Services Corp............................................          30,135           263,079
   Lithia Motors, Inc. Class A..................................................          61,355         1,362,695
 #*Live Nation Entertainment, Inc...............................................          24,327           250,082
 #*Luby's, Inc..................................................................          67,170           350,627
  *M/I Homes, Inc...............................................................          30,394           344,972
   Mac-Gray Corp................................................................          32,445           452,283
  *Madison Square Garden Co. (The)..............................................          26,899           771,732
  *Maidenform Brands, Inc.......................................................          31,021           620,420
  *Mannatech, Inc...............................................................           3,043            13,085
   Marcus Corp..................................................................          50,465           611,131
  *Marine Products Corp.........................................................          58,300           348,051
 #*MarineMax, Inc...............................................................          53,207           437,362
  #Martha Stewart Living Omnimedia, Inc. Class A................................          75,564           332,482
   Matthews International Corp. Class A.........................................          25,688           846,676
 #*McClatchy Co. (The)..........................................................          31,090            73,062
   MDC Holdings, Inc............................................................          39,367           780,254
 #*Media General, Inc. Class A..................................................          40,865           164,277
  #Men's Wearhouse, Inc. (The)..................................................          68,501         2,362,599
   Meredith Corp................................................................          33,176         1,044,712
 #*Meritage Homes Corp..........................................................          43,549         1,053,886
   MGP Ingredients, Inc.........................................................          40,936           243,979
  *Midas, Inc...................................................................          12,622           107,287
  *Modine Manufacturing Co......................................................          48,947           535,480
  *Monarch Casino & Resort, Inc.................................................          36,281           386,393
  #Monro Muffler Brake, Inc.....................................................          33,429         1,402,012
  *Morgans Hotel Group Co.......................................................          14,884            83,946
  *Morton's Restaurant Group, Inc...............................................          38,863           268,155
 #*Motorcar Parts of America, Inc...............................................          29,142           187,092
   Movado Group, Inc............................................................          45,116           830,586
  *MTR Gaming Group, Inc........................................................          15,246            36,438
  *Multimedia Games Holding Co., Inc............................................          35,732           269,777
  *Nathan's Famous, Inc.........................................................          14,980           313,681
   National CineMedia, Inc......................................................          66,480           905,458
  *Nautilus, Inc................................................................          51,794           125,341
  *Navarre Corp.................................................................          73,810           107,024
  *New Frontier Media, Inc......................................................          24,729            26,955
 #*New York & Co., Inc..........................................................          85,293           237,967
 #*New York Times Co. Class A (The).............................................         136,500         1,016,925
  *Nexstar Broadcasting Group, Inc. Class A.....................................          11,599            98,244
  *Nobility Homes, Inc..........................................................           6,093            34,730
  #Nutrisystem, Inc.............................................................          59,996           713,952
  *O'Charley's, Inc.............................................................          53,233           345,482
 #*OfficeMax, Inc...............................................................          31,600           174,748
  *Orbitz Worldwide, Inc........................................................          43,570           159,466
  *Orient-Express Hotels, Ltd. Class A..........................................          79,182           669,880
   Outdoor Channel Holdings, Inc................................................          59,087           416,563
  *Overstock.com, Inc...........................................................          21,900           148,044
   Oxford Industries, Inc.......................................................          26,234         1,336,098
  #P.F. Chang's China Bistro, Inc...............................................          23,350           760,276
  *Pacific Sunwear of California, Inc...........................................          67,300           121,140
  *Papa John's International, Inc...............................................          19,320           748,457

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Peet's Coffee & Tea, Inc.....................................................          19,080   $     1,160,446
   Penske Automotive Group, Inc.................................................          78,794         1,763,410
   Pep Boys - Manny, Moe & Jack (The)...........................................          65,330           979,950
  *Perry Ellis International, Inc...............................................          30,410           472,571
   PetMed Express, Inc..........................................................          37,158           463,360
 #*Pier 1 Imports, Inc..........................................................          91,827         1,427,910
  *Pinnacle Entertainment, Inc..................................................          72,817           706,325
  #Pool Corp....................................................................          37,744         1,284,428
  *Quantum Fuel Systems Technologies Worldwide, Inc.............................           1,696             1,323
  *Quiksilver, Inc..............................................................         197,479           880,756
   R.G. Barry Corp..............................................................          29,993           367,114
  #RadioShack Corp..............................................................          82,264           590,656
  *Reading International, Inc. Class B..........................................           2,340            13,514
  *Red Lion Hotels Corp.........................................................          46,899           343,301
 #*Red Robin Gourmet Burgers, Inc...............................................          35,687         1,095,948
  #Regal Entertainment Group....................................................          42,976           535,051
   Regis Corp...................................................................          68,033         1,166,086
   Rent-A-Center, Inc...........................................................          16,045           542,642
  *Rentrak Corp.................................................................          22,753           389,304
  *Rick's Cabaret International, Inc............................................          23,683           244,882
  *Rocky Brands, Inc............................................................          17,535           194,638
  *Ruby Tuesday, Inc............................................................          76,155           571,924
 #*Rue21, Inc...................................................................           5,200           125,892
 #*Ruth's Hospitality Group, Inc................................................          89,294           552,730
  #Ryland Group, Inc. (The).....................................................          41,387           753,243
  *Saga Communications, Inc. Class A............................................          11,979           494,134
 #*Saks, Inc....................................................................         221,647         2,212,037
  *Salem Communications Corp. Class A...........................................             300               822
  *Sally Beauty Holdings, Inc...................................................          78,600         1,620,732
   Scholastic Corp..............................................................          32,401           956,154
  *Scientific Games Corp. Class A...............................................          67,345           753,591
 #*Select Comfort Corp..........................................................          89,608         2,247,369
   Service Corp. International..................................................          17,509           194,350
  *Shiloh Industries, Inc.......................................................          48,190           396,122
  *Shoe Carnival, Inc...........................................................          32,435           820,281
  *Shuffle Master, Inc..........................................................         106,478         1,362,918
 #*Shutterfly, Inc..............................................................          44,735         1,061,114
   Sinclair Broadcast Group, Inc. Class A.......................................          60,450           742,326
 #*Skechers U.S.A., Inc. Class A................................................          52,918           643,483
  #Skyline Corp.................................................................          12,358            76,743
  *Smith & Wesson Holding Corp..................................................         152,348           783,069
  *Sonesta International Hotels Corp. Class A...................................           4,587           139,032
  #Sonic Automotive, Inc. Class A...............................................          37,197           579,901
  *Sonic Corp...................................................................         102,137           699,638
   Spartan Motors, Inc..........................................................          69,844           423,953
   Speedway Motorsports, Inc....................................................          44,640           715,579
  *Sport Chalet, Inc. Class A...................................................          13,582            22,682
   Stage Stores, Inc............................................................          44,376           682,503
   Standard Motor Products, Inc.................................................          52,864         1,093,756
 #*Standard Pacific Corp........................................................         184,748           672,483
  *Stanley Furniture Co., Inc...................................................          23,297            81,772
  *Stein Mart, Inc..............................................................          90,684           657,459
  *Steiner Leisure, Ltd.........................................................          15,043           742,823
  *Steinway Musical Instruments, Inc............................................          28,148           702,293
  *Steven Madden, Ltd...........................................................          57,766         2,376,493
  #Stewart Enterprises, Inc. Class A............................................         121,212           745,454
  *Stoneridge, Inc..............................................................          40,768           381,996
   Strattec Security Corp.......................................................           5,703           120,048
  #Strayer Education, Inc.......................................................           2,030           220,864
   Sturm Ruger & Co., Inc.......................................................          31,391         1,244,653
   Superior Industries International, Inc.......................................          64,273         1,167,840

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Systemax, Inc................................................................          69,501   $     1,223,913
 #*Talbots, Inc.................................................................          23,500            76,140
  *Tandy Brands Accessories, Inc................................................          15,855            16,489
  *Tandy Leather Factory, Inc...................................................          22,365           110,036
 #*Tempur-Pedic International, Inc..............................................          11,377           758,960
  #Texas Roadhouse, Inc.........................................................          65,800           997,528
   Thor Industries, Inc.........................................................          50,891         1,560,318
  *Town Sports International Holdings, Inc......................................          57,540           510,380
  *Trans World Entertainment Corp...............................................           9,128            22,546
  *True Religion Apparel, Inc...................................................          38,960         1,411,910
  *Tuesday Morning Corp.........................................................          61,719           209,845
  *Ulta Salon Cosmetics & Fragrance, Inc........................................          44,461         3,388,817
  *Unifi, Inc...................................................................          34,858           339,168
 #*Universal Electronics, Inc...................................................          27,516           509,046
  *Universal Technical Institute, Inc...........................................          54,398           758,852
 #*US Auto Parts Network, Inc...................................................          50,787           252,919
   Vail Resorts, Inc............................................................          33,000         1,439,130
 #*Valassis Communications, Inc.................................................          71,346         1,623,122
   Value Line, Inc..............................................................           4,536            50,894
 #*Valuevision Media, Inc. Class A..............................................          64,033           101,172
 #*Vitacost.com, Inc............................................................           6,847            45,190
 #*Vitamin Shoppe, Inc..........................................................          28,566         1,220,911
  *VOXX International Corp......................................................          51,647           656,950
  *Wells-Gardner Electronics Corp...............................................          26,612            55,087
   Wendy's Co. (The)............................................................          75,432           353,776
  *West Marine, Inc.............................................................          51,836           628,252
  *Wet Seal, Inc. Class A (The).................................................         188,175           658,612
  #Weyco Group, Inc.............................................................          12,523           316,331
   Williams Controls, Inc.......................................................          20,302           227,179
   Winmark Corp.................................................................           8,419           578,133
 #*Winnebago Industries, Inc....................................................          18,314           167,390
   Wolverine World Wide, Inc....................................................          47,254         1,847,159
  #World Wrestling Entertainment, Inc. Class A..................................          19,829           188,177
 #*Zumiez, Inc..................................................................          33,787           964,957
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       207,399,908
                                                                                                   ---------------
Consumer Staples -- (4.1%)
   Alico, Inc...................................................................          13,242           306,420
  *Alliance One International, Inc..............................................         159,317           463,612
   Andersons, Inc. (The)........................................................          19,855           805,120
   Arden Group, Inc. Class A....................................................             199            17,908
   B&G Foods, Inc...............................................................          65,564         1,485,680
 #*Boston Beer Co., Inc. Class A (The)..........................................           8,600           860,430
  *Bridgford Foods Corp.........................................................           6,838            76,312
  #Calavo Growers, Inc..........................................................          25,032           680,870
  #Cal-Maine Foods, Inc.........................................................          24,900           945,204
  #Casey's General Stores, Inc..................................................          19,131           974,533
   CCA Industries, Inc..........................................................          12,833            64,037
 #*Central European Distribution Corp...........................................          18,225            74,722
  *Central Garden & Pet Co......................................................          32,613           285,038
  *Central Garden & Pet Co. Class A.............................................          85,466           808,508
  *Chiquita Brands International, Inc...........................................          82,088           721,554
   Coca-Cola Bottling Co........................................................          12,679           772,785
  *Craft Brew Alliance, Inc.....................................................          44,279           277,187
  *Darling International, Inc...................................................         119,523         1,826,311
  *Dean Foods Co................................................................         215,173         2,315,261
  #Diamond Foods, Inc...........................................................          20,186           733,559
 #*Dole Food Co., Inc...........................................................          88,483           849,437
  *Elizabeth Arden, Inc.........................................................          42,580         1,531,603
 #*Farmer Brothers Co...........................................................          20,615           205,738
   Fresh Del Monte Produce, Inc.................................................          84,525         2,069,172

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Golden Enterprises, Inc......................................................           3,061   $        10,499
   Griffin Land & Nurseries, Inc................................................           2,305            61,520
  *Hain Celestial Group, Inc. (The).............................................          53,402         2,060,783
  *Harbinger Group, Inc.........................................................           3,104            14,899
 #*Heckmann Corp................................................................         131,056           669,696
  #Imperial Sugar Co............................................................          18,590            63,392
   Ingles Markets, Inc. Class A.................................................          31,686           552,287
   Inter Parfums, Inc...........................................................          63,168         1,054,906
  #J & J Snack Foods Corp.......................................................          22,538         1,150,114
  *John B. Sanfilippo & Son, Inc................................................          15,716           155,117
  #Lancaster Colony Corp........................................................          14,991         1,041,725
 #*Lifeway Foods, Inc...........................................................          28,187           262,703
  *Medifast, Inc................................................................          31,452           518,329
   Nash-Finch Co................................................................          29,338           856,963
  *National Beverage Corp.......................................................          84,622         1,415,726
  *Natural Alternatives International, Inc......................................          17,104           156,502
  #Nu Skin Enterprises, Inc. Class A............................................          54,135         2,704,043
  *Nutraceutical International Corp.............................................          26,269           337,557
   Oil-Dri Corp. of America.....................................................          12,831           269,323
  *Omega Protein Corp...........................................................          46,385           399,375
   Orchids Paper Products Co....................................................             810            15,293
  *Overhill Farms, Inc..........................................................          36,970           150,838
  *Pantry, Inc..................................................................          47,967           577,523
  *Parlux Fragrances, Inc.......................................................          48,397           254,084
  *Physicians Formula Holdings, Inc.............................................          30,089            90,869
 #*Pilgrim's Pride Corp.........................................................         158,998           855,409
  *Prestige Brands Holdings, Inc................................................         110,081         1,413,440
   PriceSmart, Inc..............................................................          36,982         2,464,850
   Reliv' International, Inc....................................................          25,871            32,339
 #*Revlon, Inc..................................................................          46,499           732,824
   Rocky Mountain Chocolate Factory, Inc........................................          12,843           111,220
  #Ruddick Corp.................................................................          29,142         1,175,588
   Sanderson Farms, Inc.........................................................          26,178         1,333,507
  *Schiff Nutrition International, Inc..........................................          44,681           476,746
 #*Seneca Foods Corp. Class A...................................................          21,427           619,883
  *Seneca Foods Corp. Class B...................................................           1,443            40,822
  *Smart Balance, Inc...........................................................         139,667           740,235
  #Snyders-Lance, Inc...........................................................          74,538         1,713,629
   Spartan Stores, Inc..........................................................          54,363         1,018,763
 #*Spectrum Brands Holdings, Inc................................................          40,477         1,171,809
  #SUPERVALU, Inc...............................................................         181,968         1,257,399
  *Susser Holdings Corp.........................................................          41,279           984,504
  *Tofutti Brands, Inc..........................................................           7,749            13,561
  #Tootsie Roll Industries, Inc.................................................          35,129           851,527
 #*TreeHouse Foods, Inc.........................................................          37,236         2,105,323
  *United Natural Foods, Inc....................................................          10,916           480,850
   United-Guardian, Inc.........................................................          13,162           211,250
   Universal Corp...............................................................          33,850         1,519,188
 #*USANA Health Sciences, Inc...................................................          32,004         1,113,099
  #Vector Group, Ltd............................................................          48,712           848,076
   Village Super Market, Inc. Class A...........................................          10,450           331,788
   WD-40 Co.....................................................................          13,602           594,951
   Weis Markets, Inc............................................................          31,449         1,329,349
 #*Winn-Dixie Stores, Inc.......................................................         129,395         1,222,783
                                                                                                   ---------------
Total Consumer Staples..........................................................                        60,759,779
                                                                                                   ---------------
Energy -- (4.5%)
   Adams Resources & Energy, Inc................................................           7,201           274,574
   Alon USA Energy, Inc.........................................................          70,063           676,809
 #*Approach Resources, Inc......................................................          46,357         1,628,521
 #*Atwood Oceanics, Inc.........................................................          24,352         1,119,705

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Barnwell Industries, Inc.....................................................           8,064   $        22,982
  *Basic Energy Services, Inc...................................................          59,752         1,076,134
   Berry Petroleum Co. Class A..................................................          44,765         2,014,873
  *Bill Barrett Corp............................................................          33,805           933,694
  *BioFuel Energy Corp..........................................................             604               368
   Bolt Technology Corp.........................................................          23,475           281,465
 #*BPZ Resources, Inc...........................................................         148,992           485,714
   Bristow Group, Inc...........................................................          46,018         2,257,643
  *Cal Dive International, Inc..................................................          71,819           216,175
  *Callon Petroleum Co..........................................................          77,894           467,364
  *Carrizo Oil & Gas, Inc.......................................................          25,807           626,852
 #*Clayton Williams Energy, Inc.................................................          17,125         1,393,804
 #*Clean Energy Fuels Corp......................................................          63,636           951,995
 #*Cloud Peak Energy, Inc.......................................................          51,814           981,875
  *Complete Production Services, Inc............................................          24,787           835,322
 #*Comstock Resources, Inc......................................................          27,974           336,807
 #*Contango Oil & Gas Co........................................................          23,999         1,494,658
  *CREDO Petroleum Corp.........................................................          22,880           234,520
  *Crimson Exploration, Inc.....................................................          59,162           174,528
  *Crosstex Energy, Inc.........................................................          91,818         1,153,234
  *CVR Energy, Inc..............................................................          93,364         2,328,498
  *Dawson Geophysical Co........................................................          15,727           559,724
   Delek US Holdings, Inc.......................................................          74,853           942,399
   DHT Holdings, Inc............................................................          42,025            44,546
  *Double Eagle Petroleum Co....................................................          30,548           202,533
 #*Endeavour International Corp.................................................          54,865           580,472
  *Energy Partners, Ltd.........................................................          60,632           968,899
  *ENGlobal Corp................................................................          61,993           130,185
  *Evolution Petroleum Corp.....................................................          24,678           221,115
  *Exterran Holdings, Inc.......................................................           1,156            10,728
  *FieldPoint Petroleum Corp....................................................          18,199            88,265
  *Forest Oil Corp..............................................................          24,180           314,340
 #*Geokinetics, Inc.............................................................           6,332            14,880
 #*GeoResources, Inc............................................................          38,774         1,186,872
 #*GMX Resources, Inc...........................................................          45,453            39,999
 #*Goodrich Petroleum Corp......................................................           3,472            59,927
 #*Green Plains Renewable Energy, Inc...........................................          84,120           954,762
   Gulf Island Fabrication, Inc.................................................          34,768         1,055,209
  *Gulfmark Offshore, Inc. Class A..............................................          34,065         1,557,452
  *Gulfport Energy Corp.........................................................          45,245         1,487,203
 #*Harvest Natural Resources, Inc...............................................          73,551           506,031
  *Helix Energy Solutions Group, Inc............................................         139,862         2,300,730
  *Hercules Offshore, Inc.......................................................         126,391           567,496
  *HKN, Inc.....................................................................          34,703            87,105
  *Hornbeck Offshore Services, Inc..............................................          40,908         1,337,283
 #*Houston American Energy Corp.................................................          31,034           383,270
 #*ION Geophysical Corp.........................................................          82,200           610,746
 #*James River Coal Co..........................................................          20,036           126,026
 #*Lucas Energy, Inc............................................................          35,619            84,417
  #Lufkin Industries, Inc.......................................................          13,900         1,045,558
  *Matrix Service Co............................................................          52,877           615,488
 #*Mexco Energy Corp............................................................           3,085            21,842
  *Mitcham Industries, Inc......................................................          29,489           647,578
  *Natural Gas Services Group, Inc..............................................          29,254           403,413
  *Newpark Resources, Inc.......................................................         158,874         1,293,234
 #*Northern Oil & Gas, Inc......................................................          55,360         1,384,000
  #Overseas Shipholding Group, Inc..............................................           8,473           107,692
  *OYO Geospace Corp............................................................           9,582           843,312
   Panhandle Oil & Gas, Inc. Class A............................................          15,516           445,930
  *Parker Drilling Co...........................................................         192,347         1,250,256
 #*Patriot Coal Corp............................................................          75,460           573,496

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   Penn Virginia Corp...........................................................           9,106   $        42,161
  *Petroleum Development Corp...................................................          32,000           996,160
 #*PetroQuest Energy, Inc.......................................................         133,817           859,105
  *PHI, Inc. Non-Voting.........................................................          28,503           751,339
  *PHI, Inc. Voting.............................................................             200             4,802
 #*Pioneer Drilling Co..........................................................         101,927           909,189
  *PostRock Energy Corp.........................................................          19,624            67,114
  *Pyramid Oil Co...............................................................           9,884            38,844
  *REX American Resources Corp..................................................          18,425           473,522
 #*Rex Energy Corp..............................................................          95,186           900,460
 #*Rosetta Resources, Inc.......................................................          58,435         2,804,296
   RPC, Inc.....................................................................          49,537           755,439
  *SemGroup Corp. Class A.......................................................           3,062            81,051
  #Ship Finance International, Ltd..............................................          37,411           420,126
  *Stone Energy Corp............................................................          36,575         1,025,929
  *Swift Energy Co..............................................................          51,044         1,692,109
  *Tesco Corp...................................................................           9,474           131,499
  *Tetra Technologies, Inc......................................................          59,646           557,094
  *TGC Industries, Inc..........................................................          41,942           342,247
 #*Triangle Petroleum Corp......................................................          24,725           169,119
  *Union Drilling, Inc..........................................................          58,330           375,062
 #*USEC, Inc....................................................................         121,803           232,644
  *VAALCO Energy, Inc...........................................................         130,212           809,919
  *Verenium Corp................................................................           4,529            12,138
   W&T Offshore, Inc............................................................          49,264         1,064,595
  *Warren Resources, Inc........................................................         150,037           534,132
  *Western Refining, Inc........................................................         194,387         3,213,217
  *Westmoreland Coal Co.........................................................          11,602           140,384
  *Willbros Group, Inc..........................................................          70,837           301,766
  #World Fuel Services Corp.....................................................          10,400           471,952
 #*Zion Oil & Gas, Inc..........................................................           3,478             8,104
                                                                                                   ---------------
Total Energy....................................................................                        67,208,045
                                                                                                   ---------------
Financials -- (15.6%)
  *1st Constitution Bancorp.....................................................             148             1,081
   1st Source Corp..............................................................          49,500         1,239,480
  *1st United Bancorp, Inc......................................................          30,862           177,765
  *21st Century Holding Co......................................................          16,568            53,018
   Access National Corp.........................................................           6,930            64,033
   Advance America Cash Advance Centers, Inc....................................         138,253         1,088,051
  *Affirmative Insurance Holdings, Inc..........................................          30,187            34,413
   Alliance Bancorp, Inc. of Pennsylvania.......................................           1,066            11,939
   Alliance Financial Corp......................................................           1,763            54,900
  *Altisource Portfolio Solutions SA............................................          10,834           579,511
   American Equity Investment Life Holding Co...................................          81,431           938,899
  *American Independence Corp...................................................           5,414            24,363
   American National Bankshares, Inc............................................           3,612            74,588
  *American River Bankshares....................................................           7,219            42,592
  *American Safety Insurance Holdings, Ltd......................................          25,184           547,752
 #*Ameris BanCorp...............................................................          56,959           610,600
  *AMERISAFE, Inc...............................................................          45,517         1,118,808
  *AmeriServe Financial, Inc....................................................          63,591           144,987
  #AmTrust Financial Services, Inc..............................................          66,504         1,724,449
   Argo Group International Holdings, Ltd.......................................          38,830         1,118,692
   Arrow Financial Corp.........................................................          28,194           740,092
 #*Asset Acceptance Capital Corp................................................          40,886           189,711
   Asta Funding, Inc............................................................          33,032           247,079
   Astoria Financial Corp.......................................................          58,189           484,714
   Atlantic American Corp.......................................................           4,900             9,947
  *Atlantic Coast Financial Corp................................................           2,944             7,095
   Auburn National Bancorporation, Inc..........................................             300             5,862

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Avatar Holdings, Inc.........................................................          16,593   $       162,114
   Baldwin & Lyons, Inc. Class A................................................             550            12,870
   Baldwin & Lyons, Inc. Class B................................................          21,074           462,364
   BancFirst Corp...............................................................          21,345           857,215
   Bancorp of New Jersey, Inc...................................................             159             1,495
  *Bancorp, Inc.................................................................          81,700           655,234
  #BancorpSouth, Inc............................................................          56,406           633,439
 #*BancTrust Financial Group, Inc...............................................          18,534            23,724
   Bank Mutual Corp.............................................................          47,958           192,312
   Bank of Commerce Holdings....................................................             200               788
   Bank of Kentucky Financial Corp..............................................           2,075            49,094
  #Bank of the Ozarks, Inc......................................................          40,520         1,134,155
 #*BankAtlantic Bancorp, Inc. Class A...........................................           2,446             7,705
   BankFinancial Corp...........................................................          43,263           239,677
   Banner Corp..................................................................          25,069           492,355
   Bar Harbor Bankshares........................................................           4,230           127,704
 #*BBCN Bancorp, Inc............................................................         120,990         1,224,419
   BCB Bancorp, Inc.............................................................           3,171            32,661
   Beacon Federal Bancorp, Inc..................................................             288             4,092
  *Beneficial Mutual Bancorp, Inc...............................................          77,506           685,928
  *Berkshire Bancorp, Inc.......................................................             150             1,102
  #Berkshire Hills Bancorp, Inc.................................................          45,579         1,030,997
  #BGC Partners, Inc. Class A...................................................          70,463           441,098
  *BofI Holding, Inc............................................................          25,688           429,246
   Boston Private Financial Holdings, Inc.......................................         200,816         1,654,724
   Bridge Bancorp, Inc..........................................................           2,572            49,562
  *Bridge Capital Holdings......................................................           4,827            52,228
   Brookline Bancorp, Inc.......................................................         148,096         1,372,850
  #Bryn Mawr Bank Corp..........................................................          27,995           562,979
   C&F Financial Corp...........................................................             200             5,702
   Calamos Asset Management, Inc. Class A.......................................          46,349           578,899
   California First National BanCorp............................................           3,097            49,335
  *Camco Financial Corp.........................................................             750             1,058
   Camden National Corp.........................................................          16,684           573,930
  *Capital Bank Corp............................................................           5,867            13,963
  #Capital City Bank Group, Inc.................................................          25,218           220,658
   .Capital Properties, Inc. Class B............................................             550                --
   Capital Southwest Corp.......................................................           7,574           672,117
  *CapitalSource, Inc...........................................................           3,944            27,253
   Capitol Federal Financial, Inc...............................................          32,594           376,461
   Cardinal Financial Corp......................................................          69,088           774,476
   Cash America International, Inc..............................................          31,952         1,401,415
   Cathay General BanCorp.......................................................         101,243         1,593,565
   Center Bancorp, Inc..........................................................          36,462           348,212
   Centerstate Banks, Inc.......................................................          33,313           234,857
   Central Bancorp, Inc.........................................................             300             5,268
  *Central Pacific Financial Corp...............................................          15,083           205,581
   Century Bancorp, Inc. Class A................................................           1,209            34,311
   CFS Bancorp, Inc.............................................................           7,141            31,992
   Chemical Financial Corp......................................................          44,660         1,010,656
  *Chicopee Bancorp, Inc........................................................           2,287            32,876
  *Citizens Community Bancorp, Inc..............................................          17,782           102,246
   Citizens Holding Co..........................................................             592            10,952
   Citizens South Banking Corp..................................................           3,301            12,874
 #*Citizens, Inc................................................................         116,325         1,199,311
  #City Holding Co..............................................................          39,791         1,414,172
   CKX Lands, Inc...............................................................             702             7,862
  #Clifton Savings Bancorp, Inc.................................................          54,777           560,916
  #CNB Financial Corp...........................................................          10,400           171,704
  *CNO Financial Group, Inc.....................................................         336,171         2,259,069
   CoBiz Financial, Inc.........................................................          81,763           488,943

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Codorus Valley Bancorp, Inc..................................................           1,504   $        15,266
  #Cohen & Steers, Inc..........................................................          31,778         1,073,143
  *Colonial Financial Services, Inc.............................................           4,279            53,188
 #*Colony Bankcorp, Inc.........................................................           2,329             6,521
   Columbia Banking System, Inc.................................................          53,432         1,122,072
   Commercial National Financial Corp...........................................             700            18,025
   Community Bank System, Inc...................................................          47,973         1,312,541
   Community Trust Bancorp, Inc.................................................          39,291         1,210,556
  *Community West Bancshares....................................................           2,300             4,140
 #*CompuCredit Holdings Corp....................................................          41,356           167,285
   Consolidated-Tokoma Land Co..................................................          12,894           368,768
  *Cowen Group, Inc. Class A....................................................         203,785           550,220
   Crawford & Co. Class A.......................................................          64,252           250,583
  #Crawford & Co. Class B.......................................................          51,144           290,498
  *Credit Acceptance Corp.......................................................          24,367         2,057,062
  #CVB Financial Corp...........................................................         121,465         1,279,026
   Delphi Financial Group, Inc. Class A.........................................          66,399         2,955,419
 #*DFC Global Corp..............................................................          43,675           860,398
  #Diamond Hill Investment Group, Inc...........................................           5,837           446,005
   Dime Community Bancshares, Inc...............................................          81,643         1,125,041
   Donegal Group, Inc. Class A..................................................          46,944           716,365
   Donegal Group, Inc. Class B..................................................             870            14,455
  *Doral Financial Corp.........................................................           1,598             2,077
   Duff & Phelps Corp. Class A..................................................          17,737           271,908
   Eastern Insurance Holdings, Inc..............................................          23,052           326,647
  *Eastern Virginia Bankshares, Inc.............................................             696             1,817
   ECB Bancorp, Inc.............................................................             295             2,994
   Edelman Financial Group, Inc.................................................          62,801           448,399
 #*eHealth, Inc.................................................................          57,935           937,388
   EMC Insurance Group, Inc.....................................................          28,050           633,088
   Employers Holdings, Inc......................................................          50,570           908,237
  *Encore Bancshares, Inc.......................................................          17,087           229,137
  *Encore Capital Group, Inc....................................................          43,194         1,015,059
   Endurance Specialty Holdings, Ltd............................................          51,618         1,930,513
  *Enstar Group, Ltd............................................................          14,809         1,473,940
   Enterprise Bancorp, Inc......................................................           2,244            36,398
   Enterprise Financial Services Corp...........................................          44,889           556,175
   Epoch Holding Corp...........................................................          37,079           882,851
   ESB Financial Corp...........................................................           6,039            84,486
   ESSA Bancorp, Inc............................................................          31,805           320,276
   Evans Bancorp, Inc...........................................................           1,635            20,928
   Evercore Partners, Inc. Class A..............................................          24,515           691,078
 #*EZCORP, Inc..................................................................          46,230         1,239,889
  #F.N.B. Corp..................................................................         192,953         2,261,409
   FBL Financial Group, Inc. Class A............................................          40,672         1,412,945
   Federal Agricultural Mortgage Corp. Class A..................................           1,115            14,540
   Federal Agricultural Mortgage Corp. Class C..................................          23,362           453,223
   Fidelity Bancorp, Inc........................................................             692             7,633
   Fidelity Southern Corp.......................................................          22,433           149,850
   Financial Institutions, Inc..................................................          26,035           444,938
  *First Acceptance Corp........................................................         124,814           143,536
   First Advantage BanCorp......................................................             925            11,858
   First American Financial Corp................................................         105,657         1,565,837
   First BanCorp................................................................          30,461           354,566
  #First Bancorp, Inc...........................................................           3,301            52,783
  *First Bancshares, Inc........................................................             400             2,340
   First Bancshares, Inc. (The).................................................             300             2,360
   First Busey Corp.............................................................         142,451           713,680
   First Business Financial Services, Inc.......................................             700            11,627
  *First California Financial Group, Inc........................................          17,205            75,702
  *First Cash Financial Services, Inc...........................................          37,262         1,499,796

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   First Commonwealth Financial Corp............................................         139,672   $       773,783
   First Community Bancshares, Inc..............................................          38,079           485,888
   First Defiance Financial Corp................................................          23,415           362,464
 #*First Federal Bancshares of Arkansas, Inc....................................             396             2,182
  *First Federal of Northern Michigan Bancorp, Inc..............................           2,000             6,350
   First Financial BanCorp......................................................          74,874         1,301,310
  #First Financial Bankshares, Inc..............................................          29,572         1,007,814
   First Financial Corp.........................................................          32,474         1,137,239
   First Financial Holdings, Inc................................................          25,201           244,702
  *First Financial Northwest, Inc...............................................          33,671           219,198
  *First Financial Service Corp.................................................             175               443
   First Interstate Bancsystem, Inc.............................................          13,151           180,958
   First M&F Corp...............................................................             911             2,961
  *First Marblehead Corp. (The).................................................          47,721            60,128
   First Merchants Corp.........................................................          61,371           604,504
   First Midwest Bancorp, Inc...................................................          69,575           756,976
   First Pactrust Bancorp, Inc..................................................          16,509           200,089
  *First Place Financial Corp...................................................           5,700             3,306
  *First South Bancorp, Inc.....................................................          17,129            60,294
 #*First United Corp............................................................             500             1,740
   First West Virginia Bancorp, Inc.............................................             432             6,746
  *FirstCity Financial Corp.....................................................          20,633           166,921
  #FirstMerit Corp..............................................................         117,478         1,843,230
   Flagstone Reinsurance Holdings SA............................................          80,100           699,273
   Flushing Financial Corp......................................................          72,055           944,641
 #*FNB United Corp..............................................................              48               657
  *Forestar Group, Inc..........................................................          49,849           793,596
   Fox Chase Bancorp, Inc.......................................................          34,290           433,426
   Fulton Financial Corp........................................................           1,784            16,573
 #*FXCM, Inc. Class A...........................................................             500             5,260
   GAMCO Investors, Inc.........................................................           4,608           214,272
   German American Bancorp, Inc.................................................          29,938           602,353
  *GFI Group, Inc...............................................................         185,874           860,597
   Glacier Bancorp, Inc.........................................................          78,970         1,103,211
 #*Gleacher & Co., Inc..........................................................          39,755            66,391
  *Global Indemnity P.L.C.......................................................          23,114           464,360
  #Great Southern Bancorp, Inc..................................................          29,926           727,202
 #*Green Dot Corp. Class A......................................................          20,866           592,177
  *Greene Bancshares, Inc.......................................................           1,408             1,788
  #Greenhill & Co., Inc.........................................................           5,399           251,377
  *Greenlight Capital Re, Ltd. Class A..........................................          37,915           973,278
  *Guaranty BanCorp.............................................................          12,056            17,963
  *Guaranty Federal Bancshares, Inc.............................................           3,766            28,170
  *Hallmark Financial Services, Inc.............................................          46,273           320,209
   Hampden Bancorp, Inc.........................................................           7,411            90,192
  #Hancock Holding Co...........................................................          13,191           437,941
  *Hanmi Financial Corp.........................................................             172             1,417
   Hanover Insurance Group, Inc. (The)..........................................          22,423           815,300
   Harleysville Group, Inc......................................................          36,351         2,054,559
   Harleysville Savings Financial Corp..........................................             101             1,502
  *Harris & Harris Group, Inc...................................................          79,037           349,344
   Hawthorn Bancshares, Inc.....................................................           1,609            10,491
   Heartland Financial USA, Inc.................................................          35,695           588,968
  *Heritage Commerce Corp.......................................................          26,547           131,673
   Heritage Financial Corp......................................................          13,995           196,350
   Heritage Financial Group, Inc................................................          22,052           253,377
   HF Financial Corp............................................................           2,659            30,180
  *HFF, Inc.....................................................................          58,806           829,753
  *Hilltop Holdings, Inc........................................................         123,444         1,065,322
   Hingham Institution for Savings..............................................             559            28,788
  *HMN Financial, Inc...........................................................           3,371             7,585

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Home Bancorp, Inc............................................................           1,082   $        17,269
   Home Bancshares, Inc.........................................................          42,363         1,103,980
   Home Federal Bancorp, Inc....................................................          38,353           395,419
   HopFed Bancorp, Inc..........................................................           7,718            60,200
   Horace Mann Educators Corp...................................................          83,035         1,298,667
   Horizon BanCorp..............................................................           1,254            22,572
   Hudson Valley Holding Corp...................................................          10,560           231,792
   IBERIABANK Corp..............................................................          43,346         2,266,129
  *ICG Group, Inc...............................................................          82,519           740,195
   Independence Holding Co......................................................          34,297           326,164
  #Independent Bank Corp. (453836108)...........................................          47,753         1,324,668
  *Independent Bank Corp. (453838609)...........................................          19,965            33,940
   Indiana Community Bancorp....................................................           1,214            25,251
   Infinity Property & Casualty Corp............................................          17,124           997,987
   Interactive Brokers Group, Inc. Class A......................................          49,673           751,056
   International Bancshares Corp................................................          81,132         1,559,357
  *Intervest Bancshares Corp. Class A...........................................           8,943            25,935
  *INTL FCStone, Inc............................................................          42,384         1,088,421
  *Investment Technology Group, Inc.............................................          50,263           569,982
 #*Investors Bancorp, Inc.......................................................         123,487         1,822,668
  *Investors Capital Holdings, Ltd..............................................           4,656            18,345
   Investors Title Co...........................................................             934            37,603
  *Jacksonville Bancorp, Inc....................................................             185               592
   JMP Group, Inc...............................................................          50,299           371,207
   Kaiser Federal Financial Group, Inc..........................................          23,115           305,811
  #KBW, Inc.....................................................................          27,597           478,256
   Kearny Financial Corp........................................................          61,430           566,999
   Kemper Corp..................................................................          68,605         2,042,371
   Kennedy-Wilson Holdings, Inc.................................................          17,246           231,614
   Kentucky First Federal BanCorp...............................................           3,402            31,128
  *Knight Capital Group, Inc. Class A...........................................         139,667         1,814,274
   Lake Shore Bancorp, Inc......................................................             338             3,262
   Lakeland Bancorp, Inc........................................................          60,886           607,033
   Lakeland Financial Corp......................................................          43,166         1,093,826
   Landmark Bancorp, Inc........................................................           2,232            41,270
   Life Partners Holdings, Inc..................................................          15,804            73,173
   LNB Bancorp, Inc.............................................................          12,718            68,804
  *Louisiana Bancorp, Inc.......................................................           8,396           133,077
  *Macatawa Bank Corp...........................................................          44,847           117,948
  *Magyar Bancorp, Inc..........................................................             809             2,427
   Maiden Holdings, Ltd.........................................................          81,147           756,290
   MainSource Financial Group, Inc..............................................          48,651           456,833
   MarketAxess Holdings, Inc....................................................          49,452         1,535,485
   Marlin Business Services Corp................................................          30,074           430,359
   Mayflower Bancorp, Inc.......................................................             100               755
   MB Financial, Inc............................................................          65,133         1,182,164
 #*MBIA, Inc....................................................................         216,370         2,665,678
  *MBT Financial Corp...........................................................          29,302            36,628
   MCG Capital Corp.............................................................         168,155           786,965
   Meadowbrook Insurance Group, Inc.............................................         117,637         1,172,841
   Medallion Financial Corp.....................................................          44,700           495,723
 #*Mercantile Bank Corp.........................................................          11,224           128,066
   Merchants Bancshares, Inc....................................................          14,947           425,242
  *Meridian Interstate Bancorp, Inc.............................................          33,952           438,660
   Meta Financial Group, Inc....................................................           3,761            67,548
  *Metro Bancorp, Inc...........................................................          32,477           355,298
  *MetroCorp Bancshares, Inc....................................................          17,385           123,260
   MicroFinancial, Inc..........................................................          17,150           112,332
   Mid Penn Bancorp, Inc........................................................             531             4,290
   MidSouth Bancorp, Inc........................................................          18,736           244,505
   MidWestOne Financial Group, Inc..............................................           4,319            70,745

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Montpelier Re Holdings, Ltd..................................................          90,966   $     1,580,079
   MutualFirst Financial, Inc...................................................           5,459            49,131
 #*National Financial Partners Corp.............................................          74,855         1,152,767
   National Interstate Corp.....................................................          37,253           972,676
   National Penn Bancshares, Inc................................................         219,986         1,911,678
   National Security Group, Inc.................................................           1,000             9,990
   National Western Life Insurance Co. Class A..................................           1,700           245,582
   Naugatuck Valley Financial Corp..............................................              99               706
  *Navigators Group, Inc. (The).................................................          21,047         1,005,626
   NBT Bancorp, Inc.............................................................          33,598           755,955
   Nelnet, Inc. Class A.........................................................          58,422         1,440,102
 #*Netspend Holdings, Inc.......................................................           6,535            57,051
  *New Century Bancorp, Inc.....................................................           1,478             3,399
   New England Bancshares, Inc..................................................          19,498           195,272
   New Hampshire Thrift Bancshares, Inc.........................................           2,734            33,355
  *NewBridge BanCorp............................................................          11,723            46,306
  *Newport Bancorp, Inc.........................................................             700             8,876
  *NewStar Financial, Inc.......................................................         113,441         1,102,647
   North Central Bancshares, Inc................................................             400             7,396
  *North Valley BanCorp.........................................................           1,279            12,816
   Northeast BanCorp............................................................              38               484
   Northeast Community Bancorp, Inc.............................................          35,308           242,213
   Northfield Bancorp, Inc......................................................          54,544           801,797
   Northrim Bancorp, Inc........................................................           6,560           131,790
   Northwest Bancshares, Inc....................................................         167,981         2,069,526
  #Norwood Financial Corp.......................................................             576            15,592
   Ocean Shore Holding Co.......................................................             205             2,150
   OceanFirst Financial Corp....................................................          45,393           615,075
  *Ocwen Financial Corp.........................................................         119,341         1,717,317
   Ohio Valley Banc Corp........................................................             600            11,211
   Old National BanCorp.........................................................         160,712         1,891,580
 #*Old Second Bancorp, Inc......................................................           7,453             9,093
  *OmniAmerican Bancorp, Inc....................................................           7,341           120,759
   OneBeacon Insurance Group, Ltd. Class A......................................          39,239           623,115
   Oppenheimer Holdings, Inc. Class A...........................................           6,932           120,894
   Oriental Financial Group, Inc................................................          95,540         1,092,978
   Oritani Financial Corp.......................................................          91,620         1,188,311
 #*Pacific Capital BanCorp......................................................           1,465            40,874
   Pacific Continental Corp.....................................................          44,339           392,844
  *Pacific Mercantile BanCorp...................................................          22,505            83,268
  *Pacific Premier Bancorp, Inc.................................................           2,269            17,154
   PacWest Bancorp..............................................................          40,758           866,923
   Park National Corp...........................................................          15,289         1,058,457
  *Park Sterling Corp...........................................................          14,842            65,008
  *Patriot National BanCorp.....................................................             498               921
   Peapack-Gladstone Financial Corp.............................................          11,840           135,568
  #Penns Woods Bancorp, Inc.....................................................           3,062           121,225
 #*Penson Worldwide, Inc........................................................          22,755            32,995
   Peoples Bancorp of North Carolina............................................             986             6,084
   Peoples Bancorp, Inc.........................................................          21,020           329,173
 #*PHH Corp.....................................................................          49,053           568,524
  *Phoenix Cos., Inc. (The).....................................................         227,250           468,135
  *PICO Holdings, Inc...........................................................          48,334         1,066,731
 #*Pinnacle Financial Partners, Inc.............................................          92,482         1,557,397
  *Piper Jaffray Cos., Inc......................................................          17,595           391,489
   Platinum Underwriters Holdings, Ltd..........................................          39,332         1,347,121
   Porter Bancorp, Inc..........................................................           1,486             3,284
 #*Portfolio Recovery Associates, Inc...........................................          18,701         1,214,630
  *Preferred Bank...............................................................           2,821            24,007
  *Premier Financial Bancorp, Inc...............................................           2,848            16,376
   Presidential Life Corp.......................................................          60,448           673,995

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Primerica, Inc...............................................................          66,921   $     1,639,564
 #*Primus Guaranty, Ltd.........................................................          37,536           206,448
   PrivateBancorp, Inc..........................................................          71,600         1,012,424
   ProAssurance Corp............................................................           5,311           433,537
  #Prosperity Bancshares, Inc...................................................          20,321           843,525
  *Providence Community Bancshares, Inc.........................................             200                24
   Provident Financial Holdings, Inc............................................           6,455            60,742
   Provident Financial Services, Inc............................................          80,839         1,118,812
   Provident New York BanCorp...................................................          68,556           566,273
  #Prudential Bancorp, Inc. of Pennsylvania.....................................           1,700             9,316
   Pulaski Financial Corp.......................................................          12,796            92,899
   Pzena Investment Management, Inc. Class A....................................           7,480            34,483
   QC Holdings, Inc.............................................................          25,320            84,062
   Radian Group, Inc............................................................          88,300           242,825
   Renasant Corp................................................................          63,040           994,771
   Republic Bancorp, Inc. Class A...............................................          36,211           920,122
  *Republic First Bancorp, Inc..................................................          11,514            20,150
   Resource America, Inc. Class A...............................................          44,043           245,320
  *Riverview Bancorp, Inc.......................................................           8,195            16,882
  #RLI Corp.....................................................................          23,484         1,674,879
   Rockville Financial, Inc.....................................................          71,407           776,908
  *Rodman & Renshaw Capital Group, Inc..........................................          34,618            29,771
   Roma Financial Corp..........................................................          50,708           523,307
 #*Royal Bancshares of Pennsylvania, Inc. Class A...............................           8,910            11,672
   S&T Bancorp, Inc.............................................................          64,323         1,396,452
   S.Y. Bancorp, Inc............................................................          25,525           559,763
  *Safeguard Scientifics, Inc...................................................          51,139           813,110
   Safety Insurance Group, Inc..................................................          25,494         1,068,454
   Salisbury Bancorp, Inc.......................................................             276             6,541
   Sandy Spring Bancorp, Inc....................................................          56,892         1,038,848
   SCBT Financial Corp..........................................................          33,912         1,048,898
   SeaBright Holdings, Inc......................................................          30,224           242,396
  *Security National Financial Corp. Class A....................................           2,606             4,118
   Selective Insurance Group, Inc...............................................          76,124         1,368,710
   Shore Bancshares, Inc........................................................           6,047            33,017
   SI Financial Group, Inc......................................................          35,417           367,628
  *Siebert Financial Corp.......................................................           7,500            11,288
   Sierra BanCorp...............................................................          27,123           247,633
   Simmons First National Corp. Class A.........................................          41,903         1,154,428
   Somerset Hills BanCorp.......................................................          16,578           129,889
  *Southcoast Financial Corp....................................................              62                93
  *Southern Community Financial Corp............................................          39,963            48,755
  *Southern Connecticut Bancorp, Inc............................................              35                68
  *Southern First Bancshares, Inc...............................................           2,674            19,654
   Southern Missouri Bancorp, Inc...............................................             400             9,090
  *Southern National Bancorp of Virginia, Inc...................................             342             2,138
   Southside Bancshares, Inc....................................................          43,469           930,237
  *Southwest Bancorp, Inc.......................................................          37,699           314,787
   Southwest Georgia Financial Corp.............................................           1,439            12,951
 #*St. Joe Co. (The)............................................................          82,481         1,317,222
  #StanCorp Financial Group, Inc................................................          21,366           826,010
   State Auto Financial Corp....................................................          44,345           555,199
   StellarOne Corp..............................................................          50,843           624,352
   Sterling Bancorp.............................................................          69,999           668,490
  #Stewart Information Services Corp............................................          11,500           156,975
 #*Stifel Financial Corp........................................................          41,807         1,507,560
  *Stratus Properties, Inc......................................................          14,485           131,814
 #*Suffolk BanCorp..............................................................           8,459           102,861
   Summit State Bank............................................................             800             4,520
  *Sun Bancorp, Inc.............................................................          52,395           152,993
   Susquehanna Bancshares, Inc..................................................         156,169         1,427,385

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Sussex BanCorp...............................................................             823   $         4,156
   SWS Group, Inc...............................................................          22,120           162,582
   Symetra Financial Corp.......................................................          46,431           428,094
   Synovus Financial Corp.......................................................          31,367            54,579
 #*Taylor Capital Group, Inc....................................................          34,408           425,627
   Teche Holding Co.............................................................           2,950           105,905
  *Tejon Ranch Co...............................................................          39,621         1,129,198
   Territorial Bancorp, Inc.....................................................          17,782           367,732
 #*Texas Capital Bancshares, Inc................................................          38,500         1,221,220
   TF Financial Corp............................................................             840            19,022
   Thomas Properties Group, Inc.................................................          69,748           223,891
  *Timberland Bancorp, Inc......................................................           8,251            33,004
  #Tompkins Financial Corp......................................................          26,271         1,062,399
   Tower Bancorp, Inc...........................................................          16,355           503,570
  *Tower Financial Corp.........................................................             382             3,923
   Tower Group, Inc.............................................................          50,597         1,092,389
  #TowneBank....................................................................          48,267           637,124
  *Tree.com, Inc................................................................          14,422            84,657
   TriCo Bancshares.............................................................          35,149           525,126
   Trustco Bank Corp............................................................         180,915         1,011,315
   Trustmark Corp...............................................................          81,536         1,921,804
  #UMB Financial Corp...........................................................          43,855         1,691,926
   Umpqua Holdings Corp.........................................................         151,178         1,839,836
  *Unico American Corp..........................................................           4,300            49,514
   Union First Market Bankshares Corp...........................................          46,449           638,209
  *United Bancshares, Inc.......................................................             110               824
  #United Bankshares, Inc.......................................................          49,844         1,391,146
 #*United Community Banks, Inc..................................................          24,006           182,206
  *United Community Financial Corp..............................................           7,977             9,891
   United Financial Bancorp, Inc................................................          38,446           620,518
   United Fire & Casualty Co....................................................          39,642           778,172
  *United Security Bancshares...................................................          38,149            91,938
  *Unity Bancorp, Inc...........................................................           5,784            35,861
   Universal Insurance Holdings, Inc............................................          94,309           378,179
   Univest Corp. of Pennsylvania................................................          36,412           539,626
  #Valley National BanCorp......................................................          28,036           334,189
   ViewPoint Financial Group....................................................          81,712         1,110,466
  *Virginia Commerce Bancorp, Inc...............................................          78,618           696,555
  *Virtus Investment Partners, Inc..............................................          11,684           927,359
   VIST Financial Corp..........................................................             726             8,509
   VSB Bancorp, Inc.............................................................             478             4,864
  *Walker & Dunlop, Inc.........................................................             583             6,926
   Washington Banking Co........................................................          37,574           497,480
   Washington Federal, Inc......................................................         107,367         1,692,104
   Washington Trust Bancorp, Inc................................................          38,579           952,516
  *Waterstone Financial, Inc....................................................          75,617           185,262
   Wayne Savings Bancshares, Inc................................................             132             1,069
   Webster Financial Corp.......................................................         100,081         2,121,717
   WesBanco, Inc................................................................          58,537         1,168,399
   West Bancorporation, Inc.....................................................          42,057           408,794
  *West Coast BanCorp...........................................................          44,685           714,066
   Westamerica Bancorporation...................................................          15,002           696,843
  *Western Alliance Bancorp.....................................................         158,880         1,269,451
   Westfield Financial, Inc.....................................................          65,360           522,226
   Westwood Holdings Group, Inc.................................................          13,819           551,378
   White River Capital, Inc.....................................................             538            11,217
  *Wilshire Bancorp, Inc........................................................          68,673           240,356
   Wintrust Financial Corp......................................................          47,811         1,465,407
 #*World Acceptance Corp........................................................          21,517         1,371,063
  *WSB Holdings, Inc............................................................             800             2,336
   WSFS Financial Corp..........................................................             603            23,463

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   WVS Financial Corp...........................................................             700   $         6,094
  *ZipRealty, Inc...............................................................          38,361            41,813
                                                                                                   ---------------
Total Financials................................................................                       232,954,358
                                                                                                   ---------------
Health Care -- (8.2%)
  *Abaxis, Inc..................................................................          17,976           486,790
 #*ABIOMED, Inc.................................................................          41,973           776,920
  *Accuray, Inc.................................................................         102,841           581,052
 #*Achillion Pharmaceuticals, Inc...............................................           1,258            13,951
  *Adcare Health Systems, Inc...................................................           9,047            43,245
  *Addus HomeCare Corp..........................................................           8,374            30,523
  *ADVENTRX Pharmaceuticals, Inc................................................          38,326            26,387
  *Affymax, Inc.................................................................          65,582           524,000
  *Affymetrix, Inc..............................................................         149,889           720,966
 #*Air Methods Corp.............................................................          22,944         1,934,179
  *Albany Molecular Research, Inc...............................................          71,357           218,352
 #*Align Technology, Inc........................................................          22,750           535,990
  *Alkermes P.L.C...............................................................          69,667         1,310,436
  *Alliance HealthCare Services, Inc............................................          55,398            63,154
  *Allied Healthcare Products, Inc..............................................           1,200             4,164
 #*Almost Family, Inc...........................................................          12,732           239,871
 #*Alnylam Pharmaceuticals, Inc.................................................          17,654           204,080
  *Alphatec Holdings, Inc.......................................................         144,464           254,257
  *AMAG Pharmaceuticals, Inc....................................................          20,643           338,958
 #*Amedisys, Inc................................................................          11,800           123,900
  *American Dental Partners, Inc................................................          36,306           688,725
  *American Shared Hospital Services............................................           2,300             6,325
  *AMN Healthcare Services, Inc.................................................          54,015           274,936
  *Amsurg Corp..................................................................          40,297         1,037,648
   Analogic Corp................................................................          14,100           799,893
  *AngioDynamics, Inc...........................................................          61,150           792,504
  *Anika Therapeutics, Inc......................................................          30,637           281,860
 #*ARCA Biopharma, Inc..........................................................           6,461             6,428
 #*Ariad Pharmaceuticals, Inc...................................................         193,800         2,858,550
   Arrhythmia Research Technology, Inc..........................................           6,700            24,522
  *ArthroCare Corp..............................................................          27,353           845,481
   Assisted Living Concepts, Inc. Class A.......................................          47,632           746,870
  *Astex Pharmaceuticals, Inc...................................................         145,642           394,690
  *AtriCure, Inc................................................................          23,688           272,886
   Atrion Corp..................................................................           3,399           830,682
  *AVEO Pharmaceuticals, Inc....................................................          15,380           202,708
  *BioClinica, Inc..............................................................          46,104           241,124
  *BioMimetic Therapeutics, Inc.................................................           3,911             7,705
 #*Bio-Reference Labs, Inc......................................................          29,583           572,431
  *BioScrip, Inc................................................................         148,939           805,760
  *Bovie Medical Corp...........................................................          26,877            81,437
  *Cambrex Corp.................................................................          69,642           547,386
   Cantel Medical Corp..........................................................          37,464         1,182,738
  *Capital Senior Living Corp...................................................          64,682           523,924
  *CardioNet, Inc...............................................................          44,869           141,337
  *CAS Medical Systems, Inc.....................................................           7,552            13,443
 #*Celldex Therapeutics, Inc....................................................          56,758           269,600
 #*Centene Corp.................................................................          23,191         1,048,233
 #*Cepheid, Inc.................................................................          13,009           573,177
 #*Charles River Laboratories International, Inc................................          31,300         1,057,001
  #Chemed Corp..................................................................          21,930         1,231,150
  *Chindex International, Inc...................................................           1,918            17,377
 #*Codexis, Inc.................................................................          17,017            94,785
  *CombiMatrix Corp.............................................................          12,784            21,733
   Computer Programs & Systems, Inc.............................................          12,522           716,884
 #*Conceptus, Inc...............................................................          70,092           867,739

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *CONMED Corp..................................................................          45,817   $     1,347,020
  *Conmed Healthcare Management, Inc............................................           3,499             9,972
   Cooper Cos., Inc. (The)......................................................           5,400           389,556
  *Corvel Corp..................................................................          21,613         1,052,121
  *Cross Country Healthcare, Inc................................................          25,551           157,650
  *CryoLife, Inc................................................................          75,867           405,130
 #*Cubist Pharmaceuticals, Inc..................................................          51,357         2,096,393
 #*Cumberland Pharmaceuticals, Inc..............................................          41,403           252,144
  *Cutera, Inc..................................................................          33,649           262,126
  *Cyberonics, Inc..............................................................          22,922           744,965
  *Cynosure, Inc. Class A.......................................................          23,717           330,378
  *Cytokinetics, Inc............................................................          25,300            26,565
   Daxor Corp...................................................................           3,400            32,232
 #*DepoMed, Inc.................................................................          88,984           533,904
  *Digirad Corp.................................................................          38,425            77,234
  *DUSA Pharmaceuticals, Inc....................................................          57,449           275,755
  *Dynacq Healthcare, Inc.......................................................           9,592             9,016
  *DynaVox, Inc. Class A........................................................           1,885             7,144
  *Emergent Biosolutions, Inc...................................................          44,147           749,175
 #*Emeritus Corp................................................................          13,721           239,569
 #*Endologix, Inc...............................................................          51,841           672,896
   Ensign Group, Inc. (The).....................................................          37,212           986,490
  *Enzo Biochem, Inc............................................................          66,677           170,026
 #*Enzon Pharmaceuticals, Inc...................................................         108,595           774,282
  *eResearch Technology, Inc....................................................         107,055           593,085
 #*Exactech, Inc................................................................          28,418           470,034
  *Five Star Quality Care, Inc..................................................          72,814           264,315
  *Furiex Pharmaceuticals, Inc..................................................          18,560           294,176
  *GenMark Diagnostics, Inc.....................................................           2,392            11,003
  *Genomic Health, Inc..........................................................           6,926           192,196
  *Gentiva Health Services, Inc.................................................          12,691            92,137
  *Greatbatch, Inc..............................................................          54,026         1,265,289
 #*Haemonetics Corp.............................................................          26,291         1,707,863
 #*Halozyme Therapeutics, Inc...................................................           1,160            12,250
 #*Hanger Orthopedic Group, Inc.................................................          34,011           666,275
  *Harvard Bioscience, Inc......................................................          68,472           277,996
  *HealthStream, Inc............................................................          59,755         1,110,248
  *Healthways, Inc..............................................................          50,175           379,323
  *Hi-Tech Pharmacal Co., Inc...................................................          29,719         1,158,447
  *HMS Holdings Corp............................................................          27,984           923,752
  *ICU Medical, Inc.............................................................          20,492           952,263
  *Idera Pharmaceuticals, Inc...................................................          47,671            50,531
  *Impax Laboratories, Inc......................................................          43,641           823,506
 #*Incyte Corp..................................................................          86,000         1,522,200
 #*Infinity Pharmaceuticals, Inc................................................          50,638           307,879
  *Integra LifeSciences Holdings Corp...........................................          24,285           716,893
  *IntegraMed America, Inc......................................................          24,895           225,300
   Invacare Corp................................................................          42,870           732,220
 #*IPC The Hospitalist Co.......................................................          16,710           562,960
  *Iridex Corp..................................................................           6,949            27,101
  *IRIS International, Inc......................................................          40,859           400,010
  *Jazz Pharmaceuticals P.L.C...................................................          71,632         3,330,888
  *Kensey Nash Corp.............................................................          17,624           409,053
   Kewaunee Scientific Corp.....................................................           2,000            18,600
  *Kindred Healthcare, Inc......................................................          31,736           389,401
 #*K-V Pharmaceutical Co. Class B...............................................          11,094            23,630
   Landauer, Inc................................................................          17,634         1,001,964
 #*Lannet Co., Inc..............................................................          65,804           334,284
  *LCA-Vision, Inc..............................................................          27,763           141,036
   LeMaitre Vascular, Inc.......................................................          33,988           196,791
 #*LHC Group, Inc...............................................................          23,835           353,235

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Ligand Pharmaceuticals, Inc. Class B.........................................             851   $        10,595
  *Luminex Corp.................................................................          35,521           699,764
 #*Magellan Health Services, Inc................................................          33,892         1,654,607
  *MAP Pharmaceuticals, Inc.....................................................          16,133           228,282
 #*Masimo Corp..................................................................          12,734           272,508
  *Maxygen, Inc.................................................................          71,734           400,993
  *MedAssets, Inc...............................................................          38,526           406,835
  *MedCath Corp.................................................................          41,900           303,775
  *Medical Action Industries, Inc...............................................          30,024           159,127
 #*Medicines Co. (The)..........................................................          56,993         1,146,699
  *MediciNova, Inc..............................................................           2,300             4,347
   Medicis Pharmaceutical Corp. Class A.........................................           3,000            99,270
  *Medidata Solutions, Inc......................................................          31,570           659,813
 #*Medivation, Inc..............................................................           4,570           253,224
  *Medtox Scientific, Inc.......................................................          21,047           357,799
 #*Merge Healthcare, Inc........................................................           4,249            23,285
  #Meridian Bioscience, Inc.....................................................           7,055           123,039
  *Merit Medical Systems, Inc...................................................          56,541           797,794
 #*Metropolitan Health Networks, Inc............................................         119,085           955,062
 #*Micromet, Inc................................................................          38,628           422,204
  *Misonix, Inc.................................................................           1,809             3,365
  *Molina Healthcare, Inc.......................................................          68,436         2,094,826
 #*Momenta Pharmaceuticals, Inc.................................................          23,500           368,715
 #*MWI Veterinary Supply, Inc...................................................          14,870         1,167,444
  *Myrexis, Inc.................................................................          26,518            75,311
  *Myriad Genetics, Inc.........................................................          47,100         1,114,386
  *Nabi Biopharmaceuticals......................................................          56,698           104,891
   National Healthcare Corp.....................................................          23,990         1,063,477
   National Research Corp.......................................................          11,763           463,109
  *Natus Medical, Inc...........................................................          48,827           552,233
  *Navidea Biopharmaceuticals, Inc..............................................           7,239            19,545
  *Neogen Corp..................................................................          19,624           639,154
 #*Neurocrine Biosciences, Inc..................................................          52,892           491,896
  *NPS Pharmaceuticals, Inc.....................................................           3,632            27,894
 #*NxStage Medical, Inc.........................................................          30,686           550,507
  *Obagi Medical Products, Inc..................................................          38,516           394,789
  *Omnicell, Inc................................................................          76,381         1,182,378
 #*Optimer Pharmaceuticals, Inc.................................................          20,556           266,611
  *OraSure Technologies, Inc....................................................          69,281           771,098
  *Orthofix International N.V...................................................          13,902           558,165
  #Owens & Minor, Inc...........................................................          16,300           495,683
  *Pain Therapeutics, Inc.......................................................          28,730           127,274
  *Palomar Medical Technologies, Inc............................................          34,075           308,379
  *Par Pharmaceutical Cos., Inc.................................................          47,469         1,714,106
  *PAREXEL International Corp...................................................          63,184         1,522,734
  *PDI, Inc.....................................................................          33,451           214,421
   PDL BioPharma, Inc...........................................................         170,510         1,089,559
  *Pernix Therapeutics Holdings, Inc............................................           4,466            44,928
 #*PharMerica Corp..............................................................          49,407           620,058
  *Pozen, Inc...................................................................          11,886            50,634
  *Progenics Pharmaceuticals, Inc...............................................          54,641           526,739
  *ProPhase Labs, Inc...........................................................          28,021            33,625
  *Providence Service Corp......................................................          28,521           430,382
  *pSivida Corp.................................................................          51,209            61,451
 #*PSS World Medical, Inc.......................................................          25,703           623,812
 #*Questcor Pharmaceuticals, Inc................................................          78,868         2,794,293
 #*Quidel Corp..................................................................          69,377           992,091
  *RadNet, Inc..................................................................          56,253           141,195
  *Repligen Corp................................................................          73,292           293,901
  *Rigel Pharmaceuticals, Inc...................................................         100,324           980,165
  *Rochester Medical Corp.......................................................          29,380           218,881


                                      1000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Rockwell Medical Technologies, Inc...........................................          16,184   $       175,273
  *RTI Biologics, Inc...........................................................         136,804           471,974
 #*Sangamo BioSciences, Inc.....................................................          44,148           152,311
  *SciClone Pharmaceuticals, Inc................................................         135,804           650,501
 #*Select Medical Holdings Corp.................................................          76,996           638,297
  *Skilled Healthcare Group, Inc. Class A.......................................          27,400           168,236
  *Solta Medical, Inc...........................................................          93,100           279,300
  *SonoSite, Inc................................................................          31,382         1,691,804
   Span-American Medical System, Inc............................................           5,507            83,596
  *Spectranetics Corp...........................................................          46,154           384,463
 #*Spectrum Pharmaceuticals, Inc................................................          70,193           987,616
  *SRI/Surgical Express, Inc....................................................             337             1,358
 #*Staar Surgical Co............................................................          25,781           280,755
   STERIS Corp..................................................................          20,385           613,181
  *Strategic Diagnostics, Inc...................................................          50,813            94,004
  *Sucampo Pharmaceuticals, Inc. Class A........................................          30,130           133,777
  *SunLink Health Systems, Inc..................................................           4,257             5,662
 #*Sunrise Senior Living, Inc...................................................          80,528           572,554
  *SurModics, Inc...............................................................          29,770           429,283
  *Symmetry Medical, Inc........................................................          85,927           645,312
 #*Synageva BioPharma Corp......................................................           5,998           213,109
  *Synovis Life Technologies, Inc...............................................          25,970           726,381
  *Targacept, Inc...............................................................          13,866            84,305
 #*Team Health Holdings, Inc....................................................          30,239           622,923
  *Theragenics Corp.............................................................          29,558            49,657
  *Thoratec Corp................................................................          43,224         1,270,786
  *TranS1, Inc..................................................................          41,476           121,110
 #*Transcend Services, Inc......................................................          21,975           545,420
 #*Transcept Pharmaceuticals, Inc...............................................          23,802           190,892
  *Triple-S Management Corp. Class B............................................          35,626           759,903
   U.S. Physical Therapy, Inc...................................................          26,706           544,802
  *Universal American Corp......................................................         113,134         1,243,343
   Utah Medical Products, Inc...................................................           8,858           256,085
  *Vascular Solutions, Inc......................................................          35,647           396,751
  *Viropharma, Inc..............................................................         115,735         3,447,746
  *WellCare Health Plans, Inc...................................................          37,600         2,246,976
   West Pharmaceutical Services, Inc............................................          27,572         1,116,115
 #*Wright Medical Group, Inc....................................................          61,114         1,035,882
 #*XenoPort, Inc................................................................          71,661           300,260
   Young Innovations, Inc.......................................................          18,212           556,194
 #*Zalicus, Inc.................................................................         114,076           122,061
 #*Zoll Medical Corp............................................................          26,459         1,814,558
                                                                                                   ---------------
Total Health Care...............................................................                       122,348,367
                                                                                                   ---------------
Industrials -- (15.3%)
 #*3D Systems Corp..............................................................          78,815         1,506,943
   A.O. Smith Corp..............................................................          26,859         1,140,970
  *A.T. Cross Co. Class A.......................................................          23,659           234,697
  #AAON, Inc....................................................................          48,635           984,859
   AAR Corp.....................................................................          55,400         1,173,926
   ABM Industries, Inc..........................................................          59,910         1,300,047
  *Acacia Research - Acacia Technologies........................................          54,207         2,231,160
 #*ACCO Brands Corp.............................................................          79,395           843,175
   Aceto Corp...................................................................          58,347           428,267
   Actuant Corp. Class A........................................................          66,176         1,677,562
 #*Advisory Board Co. (The).....................................................          19,413         1,480,824
 #*Aegion Corp..................................................................          47,114           804,236
  *AeroCentury Corp.............................................................           1,795            17,322
 #*Aerosonic Corp...............................................................             932             3,150
 #*Aerovironment, Inc...........................................................          24,037           669,911
  *Air Transport Services Group, Inc............................................         119,311           717,059


                                      1001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Aircastle, Ltd...............................................................          81,000   $     1,142,100
   Alamo Group, Inc.............................................................          28,366           825,451
  *Alaska Air Group, Inc........................................................          26,590         2,024,297
   Albany International Corp. Class A...........................................          34,656           832,437
   Alexander & Baldwin, Inc.....................................................          45,524         2,153,285
 #*Allegiant Travel Co..........................................................          21,587         1,186,637
 .*Allied Defense Group, Inc....................................................           2,975             9,371
   Allied Motion Technologies, Inc..............................................           3,593            21,414
  *Altra Holdings, Inc..........................................................          52,129         1,000,356
   Amerco, Inc..................................................................          25,695         2,485,220
 #*Ameresco, Inc. Class A.......................................................          37,926           497,210
  *American Railcar Industries, Inc.............................................          53,578         1,398,386
  *American Reprographics Co....................................................          64,946           390,325
   American Science & Engineering, Inc..........................................           9,361           669,311
   American Woodmark Corp.......................................................          23,998           341,252
   Ampco-Pittsburgh Corp........................................................          19,629           421,042
  *AMREP Corp...................................................................          12,828            76,968
   Apogee Enterprises, Inc......................................................          64,023           880,316
   Applied Industrial Technologies, Inc.........................................          43,128         1,663,878
   Argan, Inc...................................................................          25,353           367,618
   Arkansas Best Corp...........................................................          39,247           711,156
  *Arotech Corp.................................................................          20,131            24,761
  *Ascent Solar Technologies, Inc...............................................           9,158             6,777
  *Astec Industries, Inc........................................................          25,236           853,482
  *Astronics Corp...............................................................          14,969           498,617
 #*Astronics Corp. Class B......................................................           3,520           117,392
  *Atlas Air Worldwide Holdings, Inc............................................          25,759         1,227,030
  *Avalon Holding Corp. Class A.................................................           1,400             5,054
  *Avis Budget Group, Inc.......................................................         116,273         1,668,518
   AZZ, Inc.....................................................................          18,980           931,728
   Badger Meter, Inc............................................................          33,163         1,065,859
  *Baldwin Technology Co., Inc. Class A.........................................          15,589            14,030
 #*Baltic Trading, Ltd..........................................................           5,160            21,827
   Barnes Group, Inc............................................................          61,800         1,562,922
   Barrett Business Services, Inc...............................................          23,882           459,728
  *Beacon Roofing Supply, Inc...................................................          53,162         1,215,283
   Belden, Inc..................................................................          30,849         1,209,589
  *Blount International, Inc....................................................          37,465           615,175
  *BlueLinx Holdings, Inc.......................................................          55,638            99,592
   Brady Corp. Class A..........................................................          40,712         1,317,847
  *Breeze-Eastern Corp..........................................................          18,372           157,724
   Briggs & Stratton Corp.......................................................          68,413         1,067,927
   Brink's Co. (The)............................................................          27,795           783,541
  *Builders FirstSource, Inc....................................................          33,666            85,175
  *CAI International, Inc.......................................................          39,678           691,191
   Cascade Corp.................................................................          23,744         1,349,134
  *Casella Waste Systems, Inc. Class A..........................................          48,627           334,067
 #*CBIZ, Inc....................................................................         115,645           725,094
   CDI Corp.....................................................................          41,113           615,462
  #CECO Environmental Corp......................................................          33,739           216,604
   Celadon Group, Inc...........................................................          43,650           652,568
  *Ceradyne, Inc................................................................          31,356         1,037,570
  *Champion Industries, Inc.....................................................           2,307             1,866
  *Chart Industries, Inc........................................................          32,460         1,809,970
   Chase Corp...................................................................          19,295           256,624
   Chicago Rivet & Machine Co...................................................             300             5,550
   CIRCOR International, Inc....................................................          18,449           699,402
  *Coleman Cable, Inc...........................................................          22,642           242,949
  *Colfax Corp..................................................................          47,513         1,442,495
  *Columbus McKinnon Corp.......................................................          40,308           642,913
   Comfort Systems USA, Inc.....................................................          78,274           936,157


                                      1002

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Command Security Corp........................................................          21,112   $        34,201
  *Commercial Vehicle Group, Inc................................................          40,216           503,102
   CompX International, Inc.....................................................           2,107            32,005
  *Consolidated Graphics, Inc...................................................          22,300         1,132,617
   Con-way, Inc.................................................................          33,638         1,067,670
  #Corporate Executive Board Co.................................................          28,737         1,130,226
 #*CoStar Group, Inc............................................................          25,372         1,437,831
   Courier Corp.................................................................          26,492           327,706
  *Covenant Transportation Group, Inc. Class A..................................          27,417            90,476
  *CPI Aerostructures, Inc......................................................          16,331           229,287
  *CRA International, Inc.......................................................          23,227           501,935
  #Cubic Corp...................................................................          29,003         1,341,099
   Curtiss-Wright Corp..........................................................          51,875         1,938,050
   Deluxe Corp..................................................................          25,010           639,506
  *DigitalGlobe, Inc............................................................           3,100            48,639
  *Dollar Thrifty Automotive Group, Inc.........................................           3,800           279,870
   Douglas Dynamics, Inc........................................................          49,378           672,035
  *Ducommun, Inc................................................................          26,608           384,486
  *DXP Enterprises, Inc.........................................................          31,485         1,061,989
  *Dycom Industries, Inc........................................................          74,815         1,598,797
   Dynamic Materials Corp.......................................................          33,495           740,240
 #*Eagle Bulk Shipping, Inc.....................................................          51,511            73,146
   Eastern Co. (The)............................................................           8,993           181,209
   Ecology & Environment, Inc. Class A..........................................             920            15,695
  #EMCOR Group, Inc.............................................................          33,049           952,803
   Encore Wire Corp.............................................................          44,832         1,223,914
 #*Energy Recovery, Inc.........................................................          55,758           137,722
  *EnergySolutions, Inc.........................................................         144,466           514,299
 #*EnerNOC, Inc.................................................................          17,034           155,861
 #*EnerSys......................................................................          63,999         1,854,691
   Ennis, Inc...................................................................          63,677         1,053,218
  *EnPro Industries, Inc........................................................          29,763         1,050,932
   ESCO Technologies, Inc.......................................................          26,638           801,005
   Espey Manufacturing & Electronics Corp.......................................           5,593           133,393
  *Esterline Technologies Corp..................................................          26,667         1,630,687
 #*Excel Maritime Carriers, Ltd.................................................          71,100           104,517
  *Exponent, Inc................................................................          22,945         1,120,863
  *Federal Signal Corp..........................................................         121,305           513,120
  *Flanders Corp................................................................          43,228           133,142
  *Flow International Corp......................................................         102,572           386,696
   Forward Air Corp.............................................................          23,001           805,035
  *Franklin Covey Co............................................................          41,060           361,328
   Franklin Electric Co., Inc...................................................          26,995         1,351,370
  *Freightcar America, Inc......................................................          25,570           555,125
  *Frozen Food Express Industries...............................................          29,183            39,397
  *FTI Consulting, Inc..........................................................          38,208         1,636,067
  *Fuel Tech, Inc...............................................................          43,245           260,767
  *Furmanite Corp...............................................................          76,738           591,650
   G & K Services, Inc. Class A.................................................          29,496           969,239
   GATX Corp....................................................................          31,274         1,342,906
 #*Genco Shipping & Trading, Ltd................................................          88,569           619,983
  *Gencor Industries, Inc.......................................................          10,941            78,447
 #*GenCorp, Inc.................................................................          48,367           265,535
 #*Generac Holdings, Inc........................................................          41,108         1,194,598
 #*General Cable Corp...........................................................          65,094         2,008,801
 #*GEO Group, Inc. (The)........................................................          94,584         1,662,787
  *GeoEye, Inc..................................................................          23,678           518,785
  *Gibraltar Industries, Inc....................................................          57,735           904,707
  *Global Power Equipment Group, Inc............................................          33,458           858,198
   Gorman-Rupp Co. (The)........................................................          28,158           883,598
  *GP Strategies Corp...........................................................          43,118           633,835


                                      1003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Graham Corp..................................................................          20,837   $       454,663
   Granite Construction, Inc....................................................          44,900         1,195,687
   Great Lakes Dredge & Dock Corp...............................................         118,165           756,256
  *Greenbrier Cos., Inc.........................................................          46,289         1,029,930
   Griffon Corp.................................................................          88,854           885,874
  *H&E Equipment Services, Inc..................................................          62,963         1,069,741
   Hardinge, Inc................................................................          27,050           287,542
 #*Hawaiian Holdings, Inc.......................................................          76,260           530,770
   Healthcare Services Group, Inc...............................................          25,427           475,231
   Heartland Express, Inc.......................................................          74,650         1,106,313
  #HEICO Corp...................................................................          18,590         1,033,604
   HEICO Corp. Class A..........................................................          30,145         1,162,090
   Heidrick & Struggles International, Inc......................................          38,571           847,791
  #Herman Miller, Inc...........................................................          37,800           798,336
 #*Hexcel Corp..................................................................          52,130         1,306,899
  *Hill International, Inc......................................................          90,072           535,928
  #HNI Corp.....................................................................          38,817         1,053,105
 #*Hoku Corp....................................................................          74,504            50,663
   Houston Wire & Cable Co......................................................          40,579           579,062
  *Hub Group, Inc. Class A......................................................          21,398           732,454
  *Hudson Highland Group, Inc...................................................          63,683           340,704
 #*Huntington Ingalls Industries, Inc...........................................          14,600           550,128
  *Hurco Cos., Inc..............................................................          17,430           410,825
  *Huron Consulting Group, Inc..................................................          29,869         1,119,490
  *ICF International, Inc.......................................................          45,981         1,303,102
 #*II-VI, Inc...................................................................          70,886         1,631,087
 #*InnerWorkings, Inc...........................................................         105,719         1,166,081
  *Innotrac Corp................................................................             712               865
  *Innovative Solutions & Support, Inc..........................................          39,691           154,795
   Insperity, Inc...............................................................          23,130           648,103
   Insteel Industries, Inc......................................................          33,158           424,422
  *Integrated Electrical Services, Inc..........................................          16,819            40,870
   Interface, Inc. Class A......................................................          41,831           555,934
  *Interline Brands, Inc........................................................          76,982         1,309,464
   International Shipholding Corp...............................................          14,919           339,407
   Intersections, Inc...........................................................          46,277           568,282
 #*JetBlue Airways Corp.........................................................         378,779         2,246,159
   John Bean Technologies Corp..................................................          63,779         1,046,613
  *Kadant, Inc..................................................................          23,091           560,188
   Kaman Corp...................................................................          29,891           931,702
   Kaydon Corp..................................................................          29,700         1,013,364
   Kelly Services, Inc. Class A.................................................          50,390           814,302
  *Key Technology, Inc..........................................................          12,633           157,281
  *Kforce, Inc..................................................................          72,018           895,904
   Kimball International, Inc. Class B..........................................          63,793           388,499
  #Knight Transportation, Inc...................................................          54,513           959,974
   Knoll, Inc...................................................................          40,450           645,582
  *Korn/Ferry International.....................................................          61,744         1,014,454
 #*Kratos Defense & Security Solutions, Inc.....................................          42,010           285,248
   L.B. Foster Co. Class A......................................................          16,813           501,868
   L.S. Starrett Co. Class A....................................................           5,758            83,549
   Lawson Products, Inc.........................................................          19,545           328,161
  *Layne Christensen Co.........................................................          48,378         1,123,821
   Lindsay Corp.................................................................          12,354           755,200
  *LMI Aerospace, Inc...........................................................          27,487           543,968
   LSI Industries, Inc..........................................................          58,208           413,859
  *Lydall, Inc..................................................................          41,010           386,314
  *Magnetek, Inc................................................................             207             2,850
   Manitowoc Co., Inc. (The)....................................................           8,000           107,520
   Marten Transport, Ltd........................................................          52,051         1,137,314
 #*MasTec, Inc..................................................................          89,929         1,464,943


                                      1004

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*McEwen Mining, Inc...........................................................          76,374   $       442,969
   McGrath RentCorp.............................................................          31,476         1,002,196
  *Meritor, Inc.................................................................          18,500           116,180
  *Metalico, Inc................................................................          86,857           316,159
   Met-Pro Corp.................................................................          35,649           373,958
  *MFRI, Inc....................................................................          15,568           114,892
  *Michael Baker Corp...........................................................          19,757           483,849
  *Middleby Corp................................................................          13,741         1,321,197
   Miller Industries, Inc.......................................................          29,914           487,897
   Mine Safety Appliances Co....................................................          36,149         1,234,127
  *Mistras Group, Inc...........................................................          40,768           918,095
  *Mobile Mini, Inc.............................................................          58,459         1,215,947
  *Moog, Inc. Class A...........................................................          10,295           438,773
  *Moog, Inc. Class B...........................................................             488            20,833
   Mueller Industries, Inc......................................................          43,197         1,909,739
  *Mueller Water Products, Inc. Class A.........................................         201,301           551,565
   Multi-Color Corp.............................................................          33,420           765,652
  *MYR Group, Inc...............................................................          48,533           969,689
   NACCO Industries, Inc. Class A...............................................           8,800           899,360
  #National Presto Industries, Inc..............................................           7,876           769,643
  *National Technical Systems, Inc..............................................          25,608           132,906
 #*Navigant Consulting, Inc.....................................................          59,818           766,269
  *NN, Inc......................................................................          33,998           265,524
  *Northwest Pipe Co............................................................          22,118           504,512
 #*Ocean Power Technologies, Inc................................................          15,010            43,079
  *Old Dominion Freight Line, Inc...............................................          11,691           498,270
  *Omega Flex, Inc..............................................................          20,721           331,743
  *On Assignment, Inc...........................................................         101,799         1,141,167
  *Orbital Sciences Corp........................................................          57,779           837,218
  *Orion Energy Systems, Inc....................................................          52,480           164,787
 #*Orion Marine Group, Inc......................................................          36,015           260,749
 #*Oshkosh Corp.................................................................          18,407           446,922
  *P.A.M. Transportation Services, Inc..........................................          20,605           220,474
 #*Pacer International, Inc.....................................................          88,548           534,830
  *Park-Ohio Holdings Corp......................................................          32,107           638,608
  *Patrick Industries, Inc......................................................             400             2,288
 #*Patriot Transportation Holding, Inc..........................................          15,359           315,627
  *PGT, Inc.....................................................................          69,296            92,857
  *Pike Electric Corp...........................................................          67,394           536,456
  *Pinnacle Airlines Corp.......................................................          34,496            48,639
 #*PMFG, Inc....................................................................          20,052           441,545
 #*Polypore International, Inc..................................................           7,685           292,645
  *Powell Industries, Inc.......................................................          28,146           974,133
  *PowerSecure International, Inc...............................................          31,199           197,490
   Preformed Line Products Co...................................................           6,300           407,106
  #Primoris Services Corp.......................................................          51,369           817,281
   Providence & Worcester Railroad Co...........................................           1,886            22,132
  *Quality Distribution, Inc....................................................          47,182           579,395
   Quanex Building Products Corp................................................          46,330           761,202
  *RailAmerica, Inc.............................................................          53,569           800,321
   Raven Industries, Inc........................................................          14,432           936,492
  *RBC Bearings, Inc............................................................          23,772         1,076,396
  *RCM Technologies, Inc........................................................          20,171           109,730
  *Republic Airways Holdings, Inc...............................................          58,308           321,277
   Resources Connection, Inc....................................................          48,927           607,673
  *Roadrunner Transportation Systems, Inc.......................................          38,550           579,792
   Robbins & Myers, Inc.........................................................          40,343         1,959,056
  *RSC Holdings, Inc............................................................          20,784           440,413
  *Rush Enterprises, Inc. Class A...............................................          44,304         1,019,435
  *Rush Enterprises, Inc. Class B...............................................          19,130           365,383
  *Saia, Inc....................................................................          32,965           496,453


                                      1005

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Sauer-Danfoss, Inc...........................................................           2,702   $       136,181
   Schawk, Inc..................................................................          57,781           776,577
  *School Specialty, Inc........................................................          16,845            54,241
  *Seaboard Corp................................................................              99           192,210
   SeaCube Container Leasing, Ltd...............................................           7,373           113,839
   Servotronics, Inc............................................................           4,483            40,347
   SIFCO Industries, Inc........................................................          12,202           268,078
   Simpson Manufacturing Co., Inc...............................................          53,259         1,724,526
   SkyWest, Inc.................................................................          70,149           897,907
  *SL Industries, Inc...........................................................          14,783           265,355
  *Sparton Corp.................................................................          25,657           219,624
 #*Standard Parking Corp........................................................          28,405           502,200
   Standard Register Co.........................................................          50,769           102,046
   Standex International Corp...................................................          32,535         1,304,328
   Steelcase, Inc. Class A......................................................          89,369           778,404
  *Sterling Construction Co., Inc...............................................          30,372           364,768
   Sun Hydraulics Corp..........................................................          37,121         1,042,729
   Superior Uniform Group, Inc..................................................           9,036           112,498
  *Supreme Industries, Inc. Class A.............................................           6,279            18,460
  *SYKES Enterprises, Inc.......................................................          52,470           919,799
  *Sypris Solutions, Inc........................................................           2,619            10,738
  #TAL International Group, Inc.................................................          39,709         1,322,707
 #*Taser International, Inc.....................................................         118,145           562,370
  *Team, Inc....................................................................          44,752         1,306,311
  *Tecumseh Products Co. Class A................................................          17,558            88,141
  *Tecumseh Products Co. Class B................................................           2,406            11,705
  *Teledyne Technologies, Inc...................................................          33,415         1,896,635
   Tennant Co...................................................................          16,581           638,037
 #*Tetra Tech, Inc..............................................................          61,747         1,428,208
   Textainer Group Holdings, Ltd................................................          44,841         1,416,527
  #Titan International, Inc.....................................................          69,401         1,675,340
 #*Titan Machinery, Inc.........................................................          53,519         1,324,060
   Toro Co......................................................................           5,555           352,131
  *TRC Cos., Inc................................................................          42,552           264,248
   Tredegar Corp................................................................          30,500           752,130
  *Trex Co., Inc................................................................          30,015           744,972
  *TriMas Corp..................................................................          57,015         1,235,515
  #Triumph Group, Inc...........................................................          46,890         2,933,907
  *TrueBlue, Inc................................................................          73,127         1,207,327
  *Tufco Technologies, Inc......................................................           1,800             5,850
  *Tutor Perini Corp............................................................          42,859           651,028
   Twin Disc, Inc...............................................................          25,398           785,560
   U.S. Home Systems, Inc.......................................................          14,720           133,805
  *Ultralife Corp...............................................................          42,741           178,230
   UniFirst Corp................................................................          18,468         1,115,098
 #*United Rentals, Inc..........................................................          49,945         1,909,897
  #United Stationers, Inc.......................................................          55,448         1,792,634
  #Universal Forest Products, Inc...............................................          26,813           851,849
  *Universal Security Instruments, Inc..........................................           1,263             7,338
   Universal Truckload Services, Inc............................................          28,988           515,407
 #*UQM Technologies, Inc........................................................          50,390            84,151
 #*US Airways Group, Inc........................................................          85,886           724,878
   US Ecology, Inc..............................................................          41,838           783,207
  *USA Truck, Inc...............................................................          25,619           241,587
 #*USG Corp.....................................................................          46,873           601,849
   UTi Worldwide, Inc...........................................................          22,890           340,832
  *Versar, Inc..................................................................          22,996            69,678
   Viad Corp....................................................................          46,266           935,961
   Vicor Corp...................................................................          35,525           317,238
   Virco Manufacturing Corp.....................................................          16,500            29,370
   VSE Corp.....................................................................           7,394           193,797


                                      1006

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Watsco, Inc. Class B.........................................................           1,348   $        94,023
   Watts Water Technologies, Inc. Class A.......................................          41,417         1,596,625
  *WCA Waste Corp...............................................................          49,136           318,401
  *WESCO International, Inc.....................................................           1,446            90,924
  *Willdan Group, Inc...........................................................           3,099            11,776
  *Willis Lease Finance Corp....................................................          10,149           137,823
  *XPO Logistics, Inc...........................................................          17,706           203,088
                                                                                                   ---------------
Total Industrials...............................................................                       229,084,330
                                                                                                   ---------------
Information Technology -- (15.1%)
  *Accelrys, Inc................................................................         126,416           946,856
 #*ACI Worldwide, Inc...........................................................          31,888           968,757
   Acorn Energy, Inc............................................................          33,031           213,711
  *Actuate Corp.................................................................         113,972           656,479
  *Acxiom Corp..................................................................          86,793         1,190,800
  *ADDvantage Technologies Group, Inc...........................................          13,988            30,913
  *Adept Technology, Inc........................................................          19,936            50,837
 #*Advanced Energy Industries, Inc..............................................          72,031           766,410
 #*Advent Software, Inc.........................................................          44,906         1,178,782
  *Aetrium, Inc.................................................................          19,579            18,404
  *Agilysys, Inc................................................................          17,297           140,798
  *Alpha & Omega Semiconductor, Ltd.............................................           4,943            45,871
   American Software, Inc. Class A..............................................          56,269           504,733
 #*Amkor Technology, Inc........................................................         107,115           613,769
  *Amtech Systems, Inc..........................................................          20,021           204,014
  *Anadigics, Inc...............................................................         114,326           314,396
  *Anaren, Inc..................................................................          36,555           636,788
 #*Ancestry.com, Inc............................................................          11,490           340,104
  *AOL, Inc.....................................................................          10,026           162,521
 #*Applied Micro Circuits Corp..................................................         118,411           927,158
  *Arris Group, Inc.............................................................         170,706         1,993,846
 #*Aspen Technology, Inc........................................................          21,002           378,246
   Astro-Med, Inc...............................................................           5,157            41,256
  *ATMI, Inc....................................................................          47,820         1,118,032
  *ATS Corp.....................................................................             725             2,291
  *AuthenTec, Inc...............................................................         103,134           358,906
  *Aviat Networks, Inc..........................................................          53,628           119,054
 #*Avid Technology, Inc.........................................................          38,209           370,245
  *Aware, Inc...................................................................          31,813           101,802
  *Axcelis Technologies, Inc....................................................         173,866           312,959
  *AXT, Inc.....................................................................          74,440           381,133
   Bel Fuse, Inc. Class A.......................................................           4,111            87,441
   Bel Fuse, Inc. Class B.......................................................          21,858           442,624
  *Benchmark Electronics, Inc...................................................          66,556         1,144,763
   Black Box Corp...............................................................          36,899         1,140,917
  #Blackbaud, Inc...............................................................          38,920         1,184,336
 #*Blue Coat Systems, Inc.......................................................          43,044         1,108,813
  *Bottomline Technologies, Inc.................................................          37,887         1,035,831
  *Brightpoint, Inc.............................................................         107,449         1,259,302
 #*BroadSoft, Inc...............................................................           4,802           133,880
 #*BroadVision, Inc.............................................................             787            18,809
   Brooks Automation, Inc.......................................................          72,601           778,283
  *BSQUARE Corp.................................................................          23,782            94,415
  *BTU International, Inc.......................................................          20,546            64,720
 #*Cabot Microelectronics Corp..................................................          27,750         1,399,155
 #*CACI International, Inc. Class A.............................................          27,928         1,639,094
  *CalAmp Corp..................................................................          59,855           272,939
 #*Calix, Inc...................................................................          15,301           115,829
  *Cardtronics, Inc.............................................................          37,476           957,512
  *Cascade Microtech, Inc.......................................................          20,463            70,188
  #Cass Information Systems, Inc................................................          20,714           818,203


                                      1007

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*CEVA, Inc....................................................................          40,018   $     1,080,886
  *Checkpoint Systems, Inc......................................................          43,000           452,360
  *Chyron International Corp....................................................           1,300             1,911
  *CIBER, Inc...................................................................         122,856           534,424
 #*Cirrus Logic, Inc............................................................         109,053         2,227,953
  *Clearfield, Inc..............................................................          31,326           174,486
  #Cognex Corp..................................................................          39,844         1,655,518
  *Coherent, Inc................................................................          24,131         1,348,440
   Cohu, Inc....................................................................          57,795           758,848
 .*Commerce One LLC.............................................................           1,966                --
   Communications Systems, Inc..................................................          22,540           335,621
  *CommVault Systems, Inc.......................................................          35,712         1,678,464
 #*Computer Task Group, Inc.....................................................          45,193           652,135
  *Compuware Corp...............................................................          14,800           116,032
  *comScore, Inc................................................................          19,685           436,023
   Comtech Telecommunications Corp..............................................          35,423         1,093,154
  *Concurrent Computer Corp.....................................................          17,990            69,441
 #*Convergys Corp...............................................................         170,395         2,267,957
  *Convio, Inc..................................................................          16,517           263,116
  *CoreLogic, Inc...............................................................          36,728           521,538
  *Cray, Inc....................................................................          88,026           656,674
   Crexendo, Inc................................................................           7,968            34,820
  *CSG Systems International, Inc...............................................          55,155           897,372
  *CSP, Inc.....................................................................           1,770             6,682
  *CSR P.L.C. ADR...............................................................           8,098           116,287
   CTS Corp.....................................................................          70,656           710,799
  *CyberOptics Corp.............................................................          22,727           198,179
 #*Cymer, Inc...................................................................          34,206         1,703,117
   Daktronics, Inc..............................................................          93,844         1,026,653
  *Datalink Corp................................................................          42,089           387,640
  *Dataram Corp.................................................................          15,135            12,259
   DDi Corp.....................................................................          52,018           505,095
  *DealerTrack Holdings, Inc....................................................          46,820         1,279,591
  *Deltek, Inc..................................................................          37,296           384,522
  *DemandTec, Inc...............................................................           6,047            79,699
  *Dice Holdings, Inc...........................................................          74,148           702,182
  *Digi International, Inc......................................................          68,060           768,397
  *Digimarc Corp................................................................          17,723           468,419
  *Digital River, Inc...........................................................          29,578           473,544
 #*Diodes, Inc..................................................................          40,113         1,034,113
  *Ditech Networks, Inc.........................................................          30,923            25,048
  *Dot Hill Systems Corp........................................................          99,333           149,993
  *DSP Group, Inc...............................................................          52,238           299,324
 #*DTS, Inc.....................................................................          15,492           438,888
  *Dynamics Research Corp.......................................................          24,010           270,353
   Earthlink, Inc...............................................................         157,051         1,132,338
  #Ebix, Inc....................................................................          42,888         1,062,765
 #*Echo Global Logistics, Inc...................................................          27,981           468,962
  *EDGAR Online, Inc............................................................          18,371            10,012
  *Edgewater Technology, Inc....................................................          10,739            36,942
   Electro Rent Corp............................................................          58,345           997,116
  *Electro Scientific Industries, Inc...........................................          60,113           912,515
  *Electronics for Imaging, Inc.................................................          66,427         1,139,887
  *eMagin Corp..................................................................          31,703           143,615
  *EMCORE Corp..................................................................          92,308           108,923
  *Emulex Corp..................................................................          80,535           840,785
  *Entegris, Inc................................................................          90,511           867,095
 #*Entropic Communications, Inc.................................................         111,345           650,255
  *Envestnet, Inc...............................................................          16,725           192,505
   EPIQ Systems, Inc............................................................          74,750           911,202
  *ePlus, Inc...................................................................          19,436           554,315


                                      1008

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Euronet Worldwide, Inc.......................................................          56,870   $     1,044,133
  *Exar Corp....................................................................         107,240           716,363
  *ExlService Holdings, Inc.....................................................          35,247           850,863
  *Extreme Networks.............................................................         215,395           697,880
 #*Fabrinet.....................................................................           6,022            99,182
  #Fair Isaac Corp..............................................................          47,990         1,739,158
 #*FalconStor Software, Inc.....................................................          36,935            91,968
  *FARO Technologies, Inc.......................................................          32,288         1,752,593
 #*FEI Co.......................................................................          44,900         1,978,294
  *Finisar Corp.................................................................          88,158         1,786,081
  *FormFactor, Inc..............................................................          41,290           212,644
  *Forrester Research, Inc......................................................          39,115         1,366,678
  *Frequency Electronics, Inc...................................................          19,508           166,013
 #*FSI International, Inc.......................................................          82,117           348,997
  *Global Cash Access Holdings, Inc.............................................         147,968           784,230
  *Globecomm Systems, Inc.......................................................          55,088           786,106
  *GSE Systems, Inc.............................................................          20,062            35,108
  *GSI Group, Inc...............................................................          63,299           731,103
  *GSI Technology, Inc..........................................................          61,196           303,532
 #*GT Advanced Technologies, Inc................................................          99,000           853,380
  *GTSI Corp....................................................................          19,687            83,276
  *Guidance Software, Inc.......................................................          27,499           210,367
  *Hackett Group, Inc. (The)....................................................          96,523           374,027
  *Harmonic, Inc................................................................          83,507           490,186
  *Hauppauge Digital, Inc.......................................................          18,782            18,594
   Heartland Payment Systems, Inc...............................................          30,016           720,384
  *Hittite Microwave Corp.......................................................          14,257           784,420
 #*Hutchinson Technology, Inc...................................................          25,296            46,798
  *I.D. Systems, Inc............................................................          22,095           113,789
  *Identive Group, Inc..........................................................         106,758           243,408
  *IEC Electronics Corp.........................................................          22,786           116,664
  *iGATE Corp...................................................................          81,919         1,492,564
  *iGo, Inc.....................................................................          59,645            47,716
  *Imation Corp.................................................................          31,340           185,846
  *Immersion Corp...............................................................          62,885           354,043
 #*Infinera Corp................................................................         103,064           735,877
  *InfoSpace, Inc...............................................................          98,115         1,207,796
  *Innodata Isogen, Inc.........................................................          59,616           244,426
  *Insight Enterprises, Inc.....................................................          55,990         1,033,575
  *Integrated Device Technology, Inc............................................         209,150         1,326,011
  *Integrated Silicon Solution, Inc.............................................          64,686           631,982
  *Intellicheck Mobilisa, Inc...................................................          40,531            34,208
  *Interactive Intelligence Group, Inc..........................................          24,623           635,520
  #InterDigital, Inc............................................................          17,834           665,565
  *Intermec, Inc................................................................          43,121           363,941
  *Internap Network Services Corp...............................................         117,110           785,808
 #*International Rectifier Corp.................................................          63,031         1,437,107
  *Interphase Corp..............................................................          15,755            81,138
   Intersil Corp.Class A........................................................         119,061         1,340,627
  *Intevac, Inc.................................................................          44,016           366,653
  *IntriCon Corp................................................................          16,201           113,407
 #*IPG Photonics Corp...........................................................          22,520         1,188,831
  *Iteris, Inc..................................................................          58,990            90,845
  *Itron, Inc...................................................................           7,531           292,127
 #*Ixia.........................................................................          83,339         1,017,569
  *IXYS Corp....................................................................          75,181         1,031,483
  #j2 Global, Inc...............................................................          53,565         1,444,112
 #*JDA Software Group, Inc......................................................          47,976         1,413,853
  *Kemet Corp...................................................................          64,860           596,063
  *Kenexa Corp..................................................................          35,374           849,683
  *Key Tronic Corp..............................................................          27,708           171,513


                                      1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Keynote Systems, Inc.........................................................          44,972   $       880,102
 #*KIT Digital, Inc.............................................................         117,391         1,271,345
  *Kopin Corp...................................................................         163,177           633,127
  *Kulicke & Soffa Industries, Inc..............................................         101,885         1,101,377
  *KVH Industries, Inc..........................................................          33,220           309,943
  *Lattice Semiconductor Corp...................................................         153,113         1,041,168
  *LeCroy Corp..................................................................          19,885           207,003
   Lender Processing Services, Inc..............................................           1,500            24,945
  *LGL Group, Inc. (The)........................................................           5,074            40,846
 #*Limelight Networks, Inc......................................................         147,183           479,817
  *Liquidity Services, Inc......................................................          43,203         1,490,936
   Littlefuse, Inc..............................................................          24,500         1,242,395
  *LogMeIn, Inc.................................................................             400            15,932
  *LoJack Corp..................................................................          42,858           139,288
  *LoopNet, Inc.................................................................          46,119           738,826
  *Loral Space & Communications, Inc............................................          14,577         1,005,230
  *LTX-Credence Corp............................................................          79,535           530,498
  *Manhattan Associates, Inc....................................................          19,274           845,936
  #ManTech International Corp.Class A...........................................          20,895           734,459
   Marchex, Inc. Class B........................................................          57,395           259,425
  *Market Leader, Inc...........................................................          67,535           179,643
  *Mattersight Corp.............................................................          11,257            65,291
  *Mattson Technology, Inc......................................................         101,178           229,674
   Maximus, Inc.................................................................          33,482         1,507,694
 #*Maxwell Technologies, Inc....................................................          10,522           215,280
  *Measurement Specialties, Inc.................................................          36,932         1,200,290
  *MEMSIC, Inc..................................................................          11,163            36,391
 #*Mentor Graphics Corp.........................................................         123,538         1,713,472
  *Mercury Computer Systems, Inc................................................          57,811           774,089
   Mesa Laboratories, Inc.......................................................           6,345           282,035
   Methode Electronics, Inc.....................................................          70,044           695,537
   Micrel, Inc..................................................................          69,392           802,172
 #*Microsemi Corp...............................................................          84,792         1,677,186
  *MicroStrategy, Inc...........................................................           4,498           517,810
 #*Mindspeed Technologies, Inc..................................................          74,576           478,032
  *MIPS Technologies, Inc.......................................................          74,541           437,556
   MKS Instruments, Inc.........................................................          62,805         1,893,571
  *MModal, Inc..................................................................          31,658           331,143
   MOCON, Inc...................................................................          11,568           184,510
  *ModusLink Global Solutions, Inc..............................................          84,702           484,495
  *MoneyGram International, Inc.................................................          14,773           274,187
  *Monolithic Power Systems, Inc................................................          70,612         1,157,331
  *Monotype Imaging Holdings, Inc...............................................          79,435         1,239,980
  *MoSys, Inc...................................................................          73,050           305,349
  *Move, Inc....................................................................          15,848           114,106
   MTS Systems Corp.............................................................          20,247           929,135
  *Multi-Fineline Electronix, Inc...............................................          36,866           916,489
  *Nanometrics, Inc.............................................................          58,004         1,174,581
  *NAPCO Security Technologies, Inc.............................................          40,193           116,560
  *NCI, Inc. Class A............................................................          13,945           102,077
 #*NETGEAR, Inc.................................................................          42,419         1,689,125
 #*NetList, Inc.................................................................          43,176           139,890
  *NetScout Systems, Inc........................................................          64,833         1,339,450
  *NetSuite, Inc................................................................           2,700           113,076
  *Network Engines, Inc.........................................................          46,033            63,065
  *Network Equipment Technologies, Inc..........................................          54,368            69,591
 #*NeuStar, Inc.................................................................           3,513           128,260
  *Newport Corp.................................................................          64,717         1,195,323
   NIC, Inc.....................................................................          20,564           257,256
  *Novatel Wireless, Inc........................................................          56,901           163,306
  *NumereX Corp.Class A.........................................................          34,879           298,564


                                      1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Official Payments Holdings, Inc..............................................          32,351   $       140,403
  *OmniVision Technologies, Inc.................................................          50,800           676,148
  *Online Resources Corp........................................................          56,563           152,154
 #*Onvia, Inc...................................................................           3,803            11,637
  *Openwave Systems, Inc........................................................          18,794            37,776
  *Oplink Communications, Inc...................................................          47,717           893,739
  #OPNET Technologies, Inc......................................................          43,196         1,531,298
  *Opnext, Inc..................................................................          25,725            28,298
   Optical Cable Corp...........................................................          17,561            62,166
  *ORBCOMM, Inc.................................................................          97,456           336,223
  *OSI Systems, Inc.............................................................          29,110         1,564,080
  *PAR Technology Corp..........................................................          32,181           149,963
   Park Electrochemical Corp....................................................          32,970         1,001,299
   PC Connection, Inc...........................................................          66,593           799,116
  *PC Mall, Inc.................................................................          28,324           177,308
   PC-Tel, Inc..................................................................          39,723           295,539
  *PDF Solutions, Inc...........................................................          46,425           296,656
  *Perceptron, Inc..............................................................          24,048           123,366
  *Perficient, Inc..............................................................          67,100           746,823
  *Performance Technologies, Inc................................................          25,604            46,087
  *Pericom Semiconductor Corp...................................................          58,211           465,688
  *Pervasive Software, Inc......................................................          47,844           275,581
 #*Photronics, Inc..............................................................         134,583           923,239
  *Pixelworks, Inc..............................................................          31,455            72,976
  *Planar Systems, Inc..........................................................          29,908            70,583
  #Plantronics, Inc.............................................................          42,500         1,582,700
  *Plexus Corp..................................................................          46,707         1,693,129
  *PLX Technology, Inc..........................................................         104,473           328,045
  *PMC-Sierra, Inc..............................................................         258,477         1,680,100
  #Power Integrations, Inc......................................................          32,553         1,171,582
 #*Power-One, Inc...............................................................         111,584           484,275
  *Presstek, Inc................................................................          46,129            29,984
  *PRGX Global, Inc.............................................................          58,307           353,923
  *Procera Networks, Inc........................................................           1,980            33,323
 #*Progress Software Corp.......................................................          72,264         1,685,919
  *PROS Holdings, Inc...........................................................          33,250           539,315
   QAD, Inc. Class A............................................................          24,946           322,552
   QAD, Inc. Class B............................................................           6,515            84,695
 #*QLogic Corp..................................................................          85,566         1,482,003
  *Qualstar Corp................................................................          12,400            23,746
  *Quest Software, Inc..........................................................          31,597           642,999
  *RadiSys Corp.................................................................          46,253           278,906
  *Ramtron International Corp...................................................          67,717           138,820
   RealNetworks, Inc............................................................          74,420           759,828
  *Reis, Inc....................................................................          15,451           160,690
  *Relm Wireless Corp...........................................................          29,676            38,579
 #*Remark Media, Inc............................................................          14,739            85,486
   RF Industries, Ltd...........................................................           5,082            19,312
 #*RF Micro Devices, Inc........................................................         313,672         1,565,223
   Richardson Electronics, Ltd..................................................          32,476           393,284
   Rimage Corp..................................................................          24,263           301,832
  *Rofin-Sinar Technologies, Inc................................................          36,445         1,033,945
  *Rogers Corp..................................................................          28,556         1,097,407
 #*Rosetta Stone, Inc...........................................................          40,280           314,184
  *Rubicon Technology, Inc......................................................          23,165           250,877
  *Rudolph Technologies, Inc....................................................          61,561           629,769
  *S1 Corp......................................................................         117,364         1,145,473
  *Saba Software, Inc...........................................................          47,458           471,733
  *Sanmina-SCI Corp.............................................................          88,705           973,981
   Sapient Corp.................................................................         114,211         1,473,322
  *ScanSource, Inc..............................................................          29,913         1,123,831


                                      1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Scientific Learning Corp.....................................................          32,456   $        86,658
  *SeaChange International, Inc.................................................          76,008           545,737
  *Selectica, Inc...............................................................           1,042             3,866
 #*Semtech Corp.................................................................          73,509         2,095,006
  *Sevcon, Inc..................................................................           4,832            28,992
  *ShoreTel, Inc................................................................          70,560           462,168
  *Sigma Designs, Inc...........................................................          54,199           326,820
 #*Silicon Graphics International Corp..........................................          26,072           355,622
  *Silicon Image, Inc...........................................................         147,274           715,752
  *SMTC Corp....................................................................           4,338            12,537
  *Sonus Networks, Inc..........................................................         187,900           484,782
  *Soundbite Communications, Inc................................................           4,790            13,364
 #*Sourcefire, Inc..............................................................          25,577           793,399
  *Spansion, Inc. Class A.......................................................          37,632           377,449
 #*Spark Networks, Inc..........................................................          47,747           174,277
 #*SRS Labs, Inc................................................................          41,838           289,519
  *SS&C Technologies Holdings, Inc..............................................          12,036           225,916
  *Stamps.com, Inc..............................................................          32,039           993,529
  *Standard Microsystems Corp...................................................          44,770         1,153,275
  *StarTek, Inc.................................................................          25,175            78,546
 #*STEC, Inc....................................................................          55,726           527,168
 #*Stratasys, Inc...............................................................          29,742         1,093,018
  *Stream Global Services, Inc..................................................             275               916
 #*Super Micro Computer, Inc....................................................          44,960           758,925
  *Supertex, Inc................................................................          28,345           523,816
  *Support.com, Inc.............................................................          91,640           236,431
  *Sycamore Networks, Inc.......................................................          37,377           725,861
  *Symmetricom, Inc.............................................................         100,271           625,691
 #*Synaptics, Inc...............................................................          27,717         1,061,838
 #*Synchronoss Technologies, Inc................................................          10,332           345,295
  *SYNNEX Corp..................................................................          58,459         2,115,047
 #*Take-Two Interactive Software, Inc...........................................          54,471           849,748
 #*Taleo Corp...................................................................           8,512           306,517
  *Tech Data Corp...............................................................          12,349           641,160
  *TechTarget, Inc..............................................................          59,955           416,687
  *TeleCommunication Systems, Inc. Class A......................................         108,995           255,048
 #*TeleNav, Inc.................................................................          61,531           457,175
 #*TeleTech Holdings, Inc.......................................................          63,471         1,076,468
   Tellabs, Inc.................................................................          78,865           299,687
   Telular Corp.................................................................          43,142           360,667
   Tessco Technologies, Inc.....................................................          18,299           326,088
  *Tessera Technologies, Inc....................................................          58,942         1,167,052
   TheStreet, Inc...............................................................          73,298           139,999
  *TiVo, Inc....................................................................          94,428           980,163
  *TNS, Inc.....................................................................          24,367           449,327
  *Transact Technologies, Inc...................................................          21,756           167,739
 #*Travelzoo, Inc...............................................................           3,487            89,999
  *Trio-Tech International......................................................             900             2,124
  *TriQuint Semiconductor, Inc..................................................         136,226           815,995
  *TSR, Inc.....................................................................             300             1,248
  *TTM Technologies, Inc........................................................          80,013           981,760
  *Tyler Technologies, Inc......................................................          34,175         1,200,568
 #*Ultimate Software Group, Inc.................................................           3,229           215,342
  *Ultra Clean Holdings, Inc....................................................          35,360           259,896
  *Ultratech, Inc...............................................................          36,610         1,070,842
  *Unisys Corp..................................................................          39,288           823,869
   United Online, Inc...........................................................         207,100         1,176,328
 #*Universal Display Corp.......................................................          36,606         1,541,479
  *USA Technologies, Inc........................................................          42,977            48,134
  *UTStarcom Holdings Corp......................................................         176,378           227,528
 #*ValueClick, Inc..............................................................          95,302         1,662,067


                                      1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Veeco Instruments, Inc.......................................................          24,555   $       599,388
  *Verint Systems, Inc..........................................................           2,631            74,484
 #*Viasat, Inc..................................................................          18,725           890,186
  *Viasystems Group, Inc........................................................           8,252           140,201
  *Vicon Industries, Inc........................................................          12,267            41,830
  *Video Display Corp...........................................................          29,556           180,587
 #*VirnetX Holding Corp.........................................................           7,367           171,062
  *Virtusa Corp.................................................................          57,462           918,817
  *Vishay Precision Group, Inc..................................................             977            15,398
  *Vocus, Inc...................................................................          10,471           240,519
  *Volterra Semiconductor Corp..................................................          29,470           889,110
   Wayside Technology Group, Inc................................................          12,677           151,490
 #*Web.com Group, Inc...........................................................          51,728           662,118
 #*Websense, Inc................................................................          24,602           464,978
  *Westell Technologies, Inc. Class A...........................................         109,672           241,278
  *WPCS International, Inc......................................................           5,982            10,110
  *Wright Express Corp..........................................................           6,152           336,637
  *XO Group, Inc................................................................          69,889           575,885
  *X-Rite, Inc..................................................................          19,713            89,497
  *Xyratex, Ltd.................................................................          61,338           974,047
  *Zix Corp.....................................................................         121,950           368,289
  *Zygo Corp....................................................................          42,048           743,829
                                                                                                   ---------------
Total Information Technology....................................................                       225,689,974
                                                                                                   ---------------
Materials -- (4.6%)
   A. Schulman, Inc.............................................................          39,305           962,972
  *A.M. Castle & Co.............................................................          38,040           394,475
  *AEP Industries, Inc..........................................................          15,313           505,942
  *AK Steel Holding Corp........................................................          67,672           638,824
  #AMCOL International Corp.....................................................          33,295           950,905
  *American Pacific Corp........................................................          15,105           119,783
  #American Vanguard Corp.......................................................          64,951           976,214
  *Arabian American Development Co..............................................          11,888            94,985
  #Balchem Corp.................................................................          26,831         1,015,285
   Boise, Inc...................................................................         129,900           992,436
   Buckeye Technologies, Inc....................................................          76,189         2,554,617
   Cabot Corp...................................................................             400            14,480
  *Calgon Carbon Corp...........................................................          51,520           841,837
   Carpenter Technology Corp....................................................          34,062         1,787,574
  *Century Aluminum Co..........................................................          68,800           690,064
  *Chemtura Corp................................................................          15,365           215,878
  *Clearwater Paper Corp........................................................          22,117           807,713
  *Coeur d'Alene Mines Corp.....................................................          34,500           954,270
   Commercial Metals Co.........................................................         113,177         1,622,958
  *Contango ORE, Inc............................................................           2,399            30,011
  *Continental Materials Corp...................................................           1,135            13,597
  *Core Molding Technologies, Inc...............................................          24,525           208,462
   Deltic Timber Corp...........................................................          10,217           695,982
   Eagle Materials, Inc.........................................................          45,300         1,332,273
  *Ferro Corp...................................................................          79,306           536,109
   Friedman Industries, Inc.....................................................          16,452           172,252
  *FutureFuel Corp..............................................................             200             2,386
 #*General Moly, Inc............................................................         176,600           656,952
  *Georgia Gulf Corp............................................................          21,863           766,298
   Globe Specialty Metals, Inc..................................................          41,447           566,995
 #*Golden Minerals, Co..........................................................           3,549            34,425
  *Graphic Packaging Holding Co.................................................         286,653         1,436,132
   H.B. Fuller Co...............................................................          55,958         1,601,518
  #Hawkins, Inc.................................................................          23,477           929,689
   Haynes International, Inc....................................................          25,090         1,524,468
  *Headwaters, Inc..............................................................         115,736           306,700


                                      1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
  *Horsehead Holding Corp.......................................................          70,825   $       770,576
   Innophos Holdings, Inc.......................................................          31,295         1,562,246
  *Innospec, Inc................................................................          36,613         1,185,163
   Kaiser Aluminum Corp.........................................................          25,342         1,251,388
  *KapStone Paper & Packaging Corp..............................................          76,202         1,330,487
   KMG Chemicals, Inc...........................................................          27,169           500,181
   Koppers Holdings, Inc........................................................           9,000           341,910
  *Kraton Performance Polymers, Inc.............................................           6,614           188,102
  #Kronos Worldwide, Inc........................................................           2,979            68,577
  *Landec Corp..................................................................          62,261           375,434
  #Limoneira Co.................................................................             369             6,635
 #*Louisiana-Pacific Corp.......................................................         183,497         1,563,394
  *LSB Industries, Inc..........................................................          32,790         1,149,290
  *Materion Corp................................................................          33,629           989,029
  *Mercer International, Inc....................................................          90,027           736,421
  *Metals USA Holdings Corp.....................................................          44,296           592,238
   Minerals Technologies, Inc...................................................          22,365         1,419,059
 #*Mines Management, Inc........................................................          10,475            22,731
  *Mod-Pac Corp.................................................................           5,715            36,690
   Myers Industries, Inc........................................................          94,077         1,252,165
   Neenah Paper, Inc............................................................          32,085           762,660
  #NewMarket Corp...............................................................           7,800         1,686,282
  #NL Industries, Inc...........................................................         132,051         1,824,945
   Noranda Aluminum Holding Corp................................................           5,930            62,206
  *Northern Technologies International Corp.....................................           7,993           112,462
   Olin Corp....................................................................          57,398         1,274,236
   Olympic Steel, Inc...........................................................          20,669           533,054
  *OM Group, Inc................................................................          39,000         1,058,070
 #*Omnova Solutions, Inc........................................................          55,260           274,090
   P.H. Glatfelter Co...........................................................          75,339         1,113,510
  *Penford Corp.................................................................          23,828           134,628
   PolyOne Corp.................................................................          85,655         1,235,145
   Quaker Chemical Corp.........................................................          34,724         1,538,273
  *RTI International Metals, Inc................................................          39,600           996,732
  #Schnitzer Steel Industries, Inc. Class A.....................................          20,120           877,836
   Schweitzer-Maudoit International, Inc........................................          24,574         1,708,630
   Sensient Technologies Corp...................................................          40,861         1,618,913
  *Spartech Corp................................................................          27,441           147,358
   Stepan Co....................................................................          11,803         1,014,350
 #*Stillwater Mining Co.........................................................          30,255           389,684
   Synalloy Corp................................................................          15,685           168,771
  #Texas Industries, Inc........................................................          27,465           858,556
  *United States Lime & Minerals, Inc...........................................          12,780           795,938
  *Universal Stainless & Alloy Products, Inc....................................          17,848           709,101
   Wausau Paper Corp............................................................         133,922         1,157,086
   Westlake Chemical Corp.......................................................          34,525         2,017,986
   Worthington Industries, Inc..................................................          82,330         1,515,695
   Zep, Inc.....................................................................          50,100           820,638
  *Zoltek Cos., Inc.............................................................          72,833           632,919
                                                                                                   ---------------
Total Materials.................................................................                        69,336,931
                                                                                                   ---------------
Other -- (0.0%)
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................          57,207                --
 .*Gerber Scientific, Inc. Escrow Shares........................................          58,381                --
 .*MAIR Holdings, Inc. Escrow Shares............................................          23,464                --
 .*Petrocorp, Inc. Escrow Shares................................................           5,200               312
 .*Price Communications Liquidation Trust.......................................          68,586                --
                                                                                                   ---------------
Total Other.....................................................................                               312
                                                                                                   ---------------
Telecommunication Services -- (0.8%)
  *AboveNet, Inc................................................................          23,360         1,552,272


                                      1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (Continued)
   Atlantic Tele-Network, Inc...................................................          29,785   $     1,074,941
  *Cbeyond, Inc.................................................................          27,093           230,290
 #*Cincinnati Bell, Inc.........................................................         245,250           846,112
  *Cogent Communications Group, Inc.............................................           5,564            84,795
   Consolidated Communications Holdings, Inc....................................          33,315           632,652
  *General Communications, Inc. Class A.........................................          98,503         1,025,416
   HickoryTech Corp.............................................................          34,398           395,233
   IDT Corp.Class B.............................................................          46,942           413,090
 #*Iridium Communications, Inc..................................................         116,623           931,818
   Lumos Networks Corp..........................................................          12,550           188,626
  *Neutral Tandem, Inc..........................................................          49,996           614,451
   NTELOS Holdings Corp.........................................................          15,540           354,778
  *Pendrell Corp................................................................          45,166           120,593
  *Premiere Global Services, Inc................................................         133,952         1,178,778
  *Primus Telecommunications Group, Inc.........................................           1,014            12,868
   Shenandoah Telecommunications Co.............................................          35,920           354,530
   SureWest Communications......................................................          33,076           478,940
   USA Mobility, Inc............................................................          57,793           817,771
   Warwick Valley Telephone Co..................................................           6,834            93,352
                                                                                                   ---------------
Total Telecommunication Services................................................                        11,401,306
                                                                                                   ---------------
Utilities -- (2.7%)
   ALLETE, Inc..................................................................          45,954         1,904,793
   American States Water Co.....................................................          21,653           783,189
   Artesian Resources Corp.Class A..............................................          17,822           336,836
   Avista Corp..................................................................          72,465         1,836,263
   Black Hills Corp.............................................................          49,090         1,657,278
 #*Cadiz, Inc...................................................................          10,319           102,571
   California Water Service Group...............................................          43,698           806,228
   Central Vermont Public Service Corp..........................................          19,742           694,326
   CH Energy Group, Inc.........................................................          17,837         1,014,569
   Chesapeake Utilities Corp....................................................          21,660           931,813
   Cleco Corp...................................................................          53,455         2,125,371
   Connecticut Water Services, Inc..............................................          20,021           608,238
   Consolidated Water Co., Ltd..................................................          21,109           164,439
   Delta Natural Gas Co., Inc...................................................           8,819           299,846
  *Dynegy, Inc..................................................................         134,739           250,615
  #El Paso Electric Co..........................................................          50,700         1,764,360
   Empire District Electric Co..................................................          53,013         1,104,261
   Gas Natural, Inc.............................................................          18,151           202,384
   Genie Energy, Ltd. Class B...................................................          43,419           454,163
   IDACORP, Inc.................................................................          25,596         1,078,871
   Laclede Group, Inc...........................................................          26,778         1,115,571
   MGE Energy, Inc..............................................................          27,796         1,246,929
   Middlesex Water Co...........................................................          35,161           664,191
  #New Jersey Resources Corp....................................................          39,100         1,865,852
   Northwest Natural Gas Co.....................................................          31,414         1,493,736
  #NorthWestern Corp............................................................          45,219         1,588,996
  #Ormat Technologies, Inc......................................................          29,761           483,616
   Otter Tail Corp..............................................................          43,342           957,425
   PNM Resources, Inc...........................................................         105,552         1,879,881
   Portland General Electric Co.................................................          26,482           660,461
   RGC Resources, Inc...........................................................          13,188           236,725
   SJW Corp.....................................................................          40,084           949,590
   South Jersey Industries, Inc.................................................          37,287         2,046,311
   Southwest Gas Corp...........................................................          47,073         1,967,651
 #*Synthesis Energy Systems, Inc................................................          53,858            82,941
  #UIL Holdings Corp............................................................          58,058         2,007,646
   UniSource Energy Corp........................................................          35,463         1,321,351
   Unitil Corp..................................................................          25,165           695,309
   WGL Holdings, Inc............................................................          23,301           993,788


                                      1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
  #York Water Co................................................................          27,158   $       483,412
                                                                                                   ---------------
Total Utilities.................................................................                        40,861,796
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,267,045,106
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp.Contingent Value Rights....................................           3,283                --
 .*Contra Pharmacopeia Contingent Value Rights..................................          38,293                --
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................          11,896                --
 .*Pilgrim's Pride Corp.Rights 02/29/12.........................................         100,196            18,269
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            18,269
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       3,238,390         3,238,390

                                                                                       SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@DFA Short Term Investment Fund..............................................     222,237,395       222,237,395
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
      $1,775,695 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
      at $1,783,513) to be repurchased at $1,740,886............................   $       1,741         1,740,876
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       223,978,271
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,114,189,112)^^......................................................                   $ 1,494,280,036
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                             VALUATION INPUTS
                                                        --------------------------------------------------------
                                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                        --------------------------------------------------------
                                                            LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                                        --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary............................    $ 207,399,908             --      --     $  207,399,908
   Consumer Staples..................................       60,759,779             --      --         60,759,779
   Energy............................................       67,208,045             --      --         67,208,045
   Financials........................................      232,954,358             --      --        232,954,358
   Health Care.......................................      122,348,367             --      --        122,348,367
   Industrials.......................................      229,074,959        $ 9,371      --        229,084,330
   Information Technology............................      225,689,974             --      --        225,689,974
   Materials.........................................       69,336,931             --      --         69,336,931
   Other.............................................               --            312      --                312
   Telecommunication Services........................       11,401,306             --      --         11,401,306
   Utilities.........................................       40,861,796             --      --         40,861,796
Rights/Warrants......................................               --         18,269      --             18,269
Temporary Cash Investments...........................        3,238,390             --      --          3,238,390
Securities Lending Collateral........................               --    223,978,271      --        223,978,271
                                                        --------------   ------------   -------   --------------
TOTAL................................................   $1,270,273,813   $224,006,223      --     $1,494,280,036
                                                        ==============   ============   =======   ==============

               See accompanying Notes to Schedules of Investments.


                                      1016

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (86.3%)
Consumer Discretionary -- (12.3%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          13,987   $        40,283
   A.H. Belo Corp.Class A.......................................................           9,396            55,812
   Aaron's, Inc.................................................................          48,139         1,280,979
  #Abercrombie & Fitch Co.......................................................          37,949         1,743,377
   Acme United Corp.............................................................             700             7,000
   Advance Auto Parts, Inc......................................................           3,500           268,240
 #*Aeropostale, Inc.............................................................          29,601           484,568
  *AFC Enterprises, Inc.........................................................           9,402           158,424
  *Amazon.com, Inc..............................................................          14,300         2,780,492
   Ambassadors Group, Inc.......................................................           9,090            40,996
 #*AMC Networks, Inc. Class A...................................................           7,290           311,720
   Amcon Distributing Co........................................................             116             7,715
  *American Axle & Manufacturing Holdings, Inc..................................          28,428           342,842
  #American Eagle Outfitters, Inc...............................................         115,622         1,629,114
 #*American Public Education, Inc...............................................           4,291           172,498
  *America's Car-Mart, Inc......................................................           5,900           223,846
 #*Amerigon, Inc................................................................          13,800           211,830
   Ameristar Casinos, Inc.......................................................          19,596           383,298
  *ANN, Inc.....................................................................          29,243           709,435
 #*Apollo Group, Inc. Class A...................................................           7,400           387,834
   Arbitron, Inc................................................................           6,900           246,399
 #*Archipelago Learning, Inc....................................................          12,472           129,584
  *Arctic Cat, Inc..............................................................           7,187           214,460
   Ark Restaurants Corp.........................................................           1,415            20,518
 #*Asbury Automotive Group, Inc.................................................          19,085           437,237
 #*Ascena Retail Group, Inc.....................................................          43,017         1,521,511
  *Ascent Capital Group, Inc. Class A...........................................           7,980           378,172
  #Autoliv, Inc.................................................................          13,256           836,321
 #*AutoNation, Inc..............................................................          50,992         1,823,474
  *AutoZone, Inc................................................................           2,000           695,760
  *Ballantyne Strong, Inc.......................................................           7,021            29,769
  *Bally Technologies, Inc......................................................          23,136           976,802
 #*Barnes & Noble, Inc..........................................................          36,242           437,441
   Bassett Furniture Industries, Inc............................................           5,915            47,497
  *Beasley Broadcast Group, Inc. Class A........................................           2,443             8,428
 #*Beazer Homes USA, Inc........................................................          16,300            49,715
   bebe stores, Inc.............................................................          52,334           458,446
  *Bed Bath & Beyond, Inc.......................................................          22,200         1,347,540
   Belo Corp.Class A............................................................          55,367           411,377
  *Benihana, Inc................................................................           8,392            91,725
  #Best Buy Co., Inc............................................................          82,254         1,969,983
   Big 5 Sporting Goods Corp....................................................          12,508            99,314
 #*Big Lots, Inc................................................................          35,261         1,392,457
  *Biglari Holdings, Inc........................................................             880           348,427
 #*BJ's Restaurants, Inc........................................................          14,900           745,447
 #*Blue Nile, Inc...............................................................           3,300           133,155
  *Bluegreen Corp...............................................................          15,723            40,880
   Blyth, Inc...................................................................           5,149           324,130
   Bob Evans Farms, Inc.........................................................          18,228           643,995
 #*Body Central Corp............................................................             700            18,816
   Bon-Ton Stores, Inc. (The)...................................................           8,285            33,637
  #Books-A-Million, Inc.........................................................           7,785            18,918
 #*BorgWarner, Inc..............................................................          21,107         1,575,215
   Bowl America, Inc. Class A...................................................           1,280            16,640
 #*Boyd Gaming Corp.............................................................          50,050           438,938
 #*Bridgepoint Education, Inc...................................................          22,537           554,185
  #Brinker International, Inc...................................................          28,231           729,771
  #Brown Shoe Co., Inc..........................................................          24,527           231,780


                                      1017

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Brunswick Corp...............................................................          10,030   $       214,040
  #Buckle, Inc..................................................................          14,000           610,820
 #*Buffalo Wild Wings, Inc......................................................           9,147           608,824
  *Build-A-Bear-Workshop, Inc...................................................          11,127            90,908
 #*Cabela's, Inc................................................................          43,272         1,128,534
  #Cablevision Systems Corp.....................................................          24,813           361,029
  *Cache, Inc...................................................................           6,746            43,916
   Callaway Golf Co.............................................................          39,679           265,849
  *Cambium Learning Group, Inc..................................................          38,040           122,489
  *Canterbury Park Holding Corp.................................................             200             2,422
  *Capella Education Co.........................................................           3,710           157,044
  *Career Education Corp........................................................          45,266           457,639
 #*Caribou Coffee Co., Inc......................................................          12,297           208,557
 #*CarMax, Inc..................................................................          52,548         1,599,036
  *Carmike Cinemas, Inc.........................................................           4,400            31,328
   Carnival Corp................................................................         118,459         3,577,462
   Carriage Services, Inc.......................................................           8,780            50,309
  *Carrols Restaurant Group, Inc................................................          13,153           148,760
 #*Carter's, Inc................................................................          32,552         1,364,580
  *Casual Male Retail Group, Inc................................................          28,288            89,390
   Cato Corp.Class A............................................................          16,675           447,057
  *Cavco Industries, Inc........................................................           4,018           182,899
  #CBS Corp.Class A.............................................................           7,638           223,412
   CBS Corp.Class B.............................................................         197,985         5,638,613
   CEC Entertainment, Inc.......................................................           9,900           348,183
  *Central European Media Enterprises, Ltd. Class A.............................           6,136            42,891
 #*Charles & Colvard, Ltd.......................................................           7,622            23,400
 #*Charming Shoppes, Inc........................................................          70,689           350,617
  *Charter Communications, Inc. Class A.........................................           5,215           300,593
 #*Cheesecake Factory, Inc......................................................          35,265         1,043,139
   Cherokee, Inc................................................................           2,045            22,025
  #Chico's FAS, Inc.............................................................          91,885         1,051,164
 #*Children's Place Retail Stores, Inc. (The)...................................          15,571           776,837
 #*Chipotle Mexican Grill, Inc..................................................           5,000         1,836,450
  #Choice Hotels International, Inc.............................................          13,995           508,578
   Christopher & Banks Corp.....................................................          19,059            39,452
   Churchill Downs, Inc.........................................................          10,432           583,670
   Cinemark Holdings, Inc.......................................................          64,292         1,267,838
  *Citi Trends, Inc.............................................................           7,600            68,552
  *Clear Channel Outdoor Holdings, Inc. Class A.................................          17,824           215,670
   Coach, Inc...................................................................          15,500         1,085,775
  *Cobra Electronics Corp.......................................................             500             2,340
 #*Coinstar, Inc................................................................          14,957           743,812
 #*Collective Brands, Inc.......................................................          36,506           608,190
   Collectors Universe, Inc.....................................................           4,045            62,293
  #Columbia Sportswear Co.......................................................          19,451           891,828
   Comcast Corp.Class A.........................................................         441,917        11,750,573
   Comcast Corp.Special Class A.................................................         154,874         3,947,738
 #*Conn's, Inc..................................................................          19,810           229,796
   Cooper Tire & Rubber Co......................................................          28,990           436,589
   Core-Mark Holding Co., Inc...................................................           6,941           281,874
  *Cost Plus, Inc...............................................................          13,427           181,936
   CPI Corp.....................................................................             509               809
   Cracker Barrel Old Country Store, Inc........................................          11,120           583,466
  *Crocs, Inc...................................................................          43,900           834,978
 #*Crown Media Holdings, Inc. Class A...........................................           2,100             2,499
   CSS Industries, Inc..........................................................             200             4,284
  *Culp, Inc....................................................................           5,850            53,294
  *Cumulus Media, Inc. Class A..................................................          17,008            59,868
  *Cybex International, Inc.....................................................           2,998             1,859
   D.R. Horton, Inc.............................................................         187,710         2,612,923


                                      1018

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Dana Holding Corp............................................................          84,950   $     1,261,508
  #Darden Restaurants, Inc......................................................          22,600         1,036,662
 #*Deckers Outdoor Corp.........................................................          14,937         1,207,656
  *dELiA*s, Inc.................................................................           4,069             4,354
  *Delta Apparel, Inc...........................................................           6,071            92,886
  #Destination Maternity Corp...................................................           8,323           138,911
  #DeVry, Inc...................................................................          31,996         1,208,169
  *DGSE Cos., Inc...............................................................           2,601            18,805
 #*Dial Global, Inc.............................................................           3,327            10,946
  #Dick's Sporting Goods, Inc...................................................          14,942           615,760
  *Digital Generation, Inc......................................................          15,306           212,753
  #Dillard's, Inc. Class A......................................................          39,857         1,763,672
  *DineEquity, Inc..............................................................          11,077           526,379
 #*DIRECTV Class A..............................................................          57,283         2,578,308
 #*Discovery Communications, Inc. Class A.......................................          21,350           915,488
 #*Discovery Communications, Inc. Class B.......................................           1,077            49,973
  *Discovery Communications, Inc. Class C.......................................          22,783           885,120
   DISH Network Corp............................................................          13,800           385,296
  *Dixie Group, Inc. (The)......................................................           3,261            11,674
  *Dolan Co.....................................................................          16,493           155,529
  *Dollar General Corp..........................................................          17,616           750,618
  *Dollar Tree, Inc.............................................................          15,300         1,297,593
  *Domino's Pizza, Inc..........................................................          22,641           739,229
  *Dorman Products, Inc.........................................................          10,724           465,529
   Dover Downs Gaming & Entertainment, Inc......................................           8,312            20,364
  *Dreams, Inc..................................................................          14,456            32,671
 #*DreamWorks Animation SKG, Inc. Class A.......................................          23,270           413,042
  *Drew Industries, Inc.........................................................          13,100           340,207
  #DSW, Inc. Class A............................................................          16,557           827,353
  *E.W. Scripps Co. Class A (The)...............................................          27,556           233,399
 #*Education Management Corp....................................................          27,098           691,812
   Educational Development Corp.................................................           1,000             4,925
   Einstein Noah Restaurant Group, Inc..........................................           9,803           145,967
  *Emerson Radio Corp...........................................................          11,467            20,182
 #*Entercom Communications Corp.Class A.........................................          16,736           129,202
   Entravision Communications Corp..............................................          20,580            36,838
   Escalade, Inc................................................................           4,331            20,486
  #Ethan Allen Interiors, Inc...................................................          18,217           429,921
  *Ever-Glory International Group, Inc..........................................             945             1,597
 #*Exide Technologies...........................................................          41,653           137,455
 #*Expedia, Inc.................................................................           6,625           214,451
  *Express, Inc.................................................................           9,956           215,448
   Family Dollar Stores, Inc....................................................           5,700           318,060
  *Famous Dave's of America, Inc................................................           3,800            39,368
  *Federal-Mogul Corp...........................................................          46,933           778,618
   Finish Line, Inc. Class A (The)..............................................          31,500           666,225
  *Fisher Communications, Inc...................................................           4,242           127,642
   Flexsteel Industries, Inc....................................................           1,903            27,004
   Foot Locker, Inc.............................................................          96,404         2,529,641
 #*Ford Motor Co................................................................         164,337         2,041,066
 #*Fossil, Inc..................................................................          32,314         3,071,446
   Fred's, Inc. Class A.........................................................          22,900           337,775
   Frisch's Restaurants, Inc....................................................           2,647            55,587
 #*Fuel Systems Solutions, Inc..................................................          11,550           241,048
  *Full House Resorts, Inc......................................................           7,320            20,350
  *Furniture Brands International, Inc..........................................          25,156            42,514
  *Gaiam, Inc. Class A..........................................................           9,924            35,528
 #*GameStop Corp.Class A........................................................          85,158         1,989,291
   Gaming Partners International Corp...........................................           3,430            22,175
   Gannett Co., Inc.............................................................         150,495         2,132,514
   Gap, Inc.....................................................................          94,475         1,793,136


                                      1019

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Garmin, Ltd..................................................................          56,321   $     2,348,586
 #*Gaylord Entertainment Co.....................................................          26,962           756,284
  *Geeknet, Inc.................................................................           3,343            58,135
  *General Motors Co............................................................          84,928         2,039,971
  *Genesco, Inc.................................................................          15,210           928,875
  #Gentex Corp..................................................................          29,396           789,871
   Genuine Parts Co.............................................................          36,556         2,331,542
  *G-III Apparel Group, Ltd.....................................................          11,048           252,226
  *Global Sources, Ltd..........................................................          11,995            72,930
  *Golfsmith International Holdings, Inc........................................           1,127             4,136
  *Goodyear Tire & Rubber Co....................................................          58,400           759,200
  *Gordmans Stores, Inc.........................................................           1,361            19,775
  *Grand Canyon Education, Inc..................................................           9,154           153,604
  *Gray Television, Inc.........................................................          23,104            47,363
  *Gray Television, Inc. Class A................................................           2,300             3,933
  *Great Wolf Resorts, Inc......................................................          18,227            58,326
  #Group 1 Automotive, Inc......................................................          13,916           742,279
  #Guess?, Inc..................................................................          34,973         1,049,190
   H&R Block, Inc...............................................................          26,200           428,632
  *Hallwood Group, Inc. (The)...................................................             242             3,848
 #*Hanesbrands, Inc.............................................................          17,637           433,870
   Harley-Davidson, Inc.........................................................          33,100         1,462,689
  #Harman International Industries, Inc.........................................          34,999         1,476,958
   Harte-Hanks, Inc.............................................................          34,797           335,791
   Hasbro, Inc..................................................................          10,470           365,508
   Haverty Furniture Cos., Inc..................................................          11,830           147,638
   Haverty Furniture Cos., Inc. Class A.........................................             717             8,729
  *Heelys, Inc..................................................................           7,491            13,634
  *Helen of Troy, Ltd...........................................................          19,703           633,846
 #*hhgregg, Inc.................................................................          22,876           232,878
 #*Hibbett Sporting Goods, Inc..................................................          12,374           593,086
   Hillenbrand, Inc.............................................................          36,561           857,355
  *Hollywood Media Corp.........................................................           3,406             4,223
   Home Depot, Inc. (The).......................................................         144,802         6,427,761
   Hooker Furniture Corp........................................................           5,963            71,854
   Hot Topic, Inc...............................................................          25,900           189,588
   HSN, Inc.....................................................................          25,360           905,098
 #*Hyatt Hotels Corp.Class A....................................................          10,581           450,962
  *Iconix Brand Group, Inc......................................................          43,450           799,914
   International Game Technology................................................          27,005           430,190
   International Speedway Corp.Class A..........................................          17,093           440,828
  #Interpublic Group of Cos., Inc. (The)........................................         130,592         1,349,015
  *Interval Leisure Group, Inc..................................................          34,857           474,055
 #*iRobot Corp..................................................................          12,721           420,302
  *Isle of Capri Casinos, Inc...................................................          20,596           104,628
 #*ITT Educational Services, Inc................................................           6,900           454,503
  *J. Alexander's Corp..........................................................           5,096            33,634
  #J.C. Penney Co., Inc.........................................................          86,773         3,605,418
 #*Jack in the Box, Inc.........................................................          28,514           604,497
   JAKKS Pacific, Inc...........................................................          13,368           204,263
  *Jamba, Inc...................................................................           3,589             5,599
  #Jarden Corp..................................................................          37,340         1,257,985
  #Johnson Controls, Inc........................................................          97,400         3,094,398
  *Johnson Outdoors, Inc. Class A...............................................           2,745            46,692
   Jones Group, Inc. (The)......................................................          49,955           456,089
 #*Jos. A. Bank Clothiers, Inc..................................................          17,800           849,950
  *Journal Communications, Inc. Class A.........................................          23,095           118,708
 #*K12, Inc.....................................................................          18,254           408,707
 #KB Home.......................................................................          47,024           424,156
  *Kenneth Cole Productions, Inc. Class A.......................................           6,094            74,895
  *Kid Brands, Inc..............................................................          17,790            61,020


                                      1020

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Kirkland's, Inc..............................................................          13,084   $       195,867
 #*Knology, Inc.................................................................          15,100           227,557
  #Kohl's Corp..................................................................          54,260         2,495,417
  *Kona Grill, Inc..............................................................           2,064            12,508
   Koss Corp....................................................................           1,566             8,629
  *Krispy Kreme Doughnuts, Inc..................................................          35,600           260,948
   KSW, Inc.....................................................................             498             1,643
 #*K-Swiss, Inc. Class A........................................................           8,400            28,392
   Lacrosse Footwear, Inc.......................................................           3,157            39,715
  *Lakeland Industries, Inc.....................................................           1,682            15,844
  *Lakes Entertainment, Inc.....................................................          11,493            23,446
 #*Lamar Advertising Co. Class A................................................          32,452           928,452
 #*Las Vegas Sands Corp.........................................................          31,071         1,525,897
  *La-Z-Boy, Inc................................................................          32,818           432,541
  *Leapfrog Enterprises, Inc....................................................          29,380           170,110
   Lear Corp....................................................................          24,991         1,047,123
  *Learning Tree International, Inc.............................................           7,899            48,026
  #Leggett & Platt, Inc.........................................................          86,310         1,852,213
  #Lennar Corp.Class A..........................................................          96,883         2,082,016
   Lennar Corp.Class B Voting...................................................          14,859           255,723
  *Libbey, Inc..................................................................           7,778           117,137
 #*Liberty Global, Inc. Class A.................................................          15,400           706,552
  *Liberty Global, Inc. Class B.................................................             121             5,573
 #*Liberty Global, Inc. Class C.................................................          18,980           838,157
  *Liberty Interactive Corp.Class A.............................................         226,605         3,879,478
  *Liberty Interactive Corp.Class B.............................................           1,100            18,860
  *Liberty Media Corp.- Liberty Capital Class A.................................          71,715         5,910,033
  *Liberty Media Corp.- Liberty Capital Class B.................................             581            48,569
 #*Life Time Fitness, Inc.......................................................          25,104         1,233,611
  #Lifetime Brands, Inc.........................................................           6,647            78,767
  #Limited Brands, Inc..........................................................          56,920         2,382,671
  *LIN TV Corp.Class A..........................................................          18,894            76,143
   Lincoln Educational Services Corp............................................          12,656           110,487
   Lithia Motors, Inc. Class A..................................................          14,092           312,983
 #*Live Nation Entertainment, Inc...............................................         114,833         1,180,483
 #*LKQ Corp.....................................................................          73,300         2,389,580
   Lowe's Cos., Inc.............................................................         255,861         6,864,751
  *Luby's, Inc..................................................................          14,200            74,124
 #*Lululemon Athletica, Inc.....................................................           5,900           372,467
 #*Lumber Liquidators Holdings, Inc.............................................           4,600            98,256
  *M/I Homes, Inc...............................................................          10,772           122,262
   Mac-Gray Corp................................................................           7,579           105,651
   Macy's, Inc..................................................................         138,411         4,663,067
 #*Madison Square Garden Co. (The)..............................................          37,301         1,070,166
  *Maidenform Brands, Inc.......................................................          13,535           270,700
  *Mannatech, Inc...............................................................             895             3,850
   Marcus Corp..................................................................          11,500           139,265
  *Marine Products Corp.........................................................          18,242           108,905
 #*MarineMax, Inc...............................................................          12,527           102,972
  #Marriott International, Inc. Class A.........................................          16,842           580,207
 #*Marriott Vacations Worldwide Corp............................................           1,684            34,943
  #Martha Stewart Living Omnimedia, Inc. Class A................................          22,014            96,862
   Mattel, Inc..................................................................          42,182         1,307,642
   Matthews International Corp.Class A..........................................          17,144           565,066
  *McClatchy Co. (The)..........................................................           8,102            19,040
   McDonald's Corp..............................................................          30,686         3,039,448
   McGraw-Hill Cos., Inc........................................................          12,300           565,800
   MDC Holdings, Inc............................................................          25,337           502,179
 #*Media General, Inc. Class A..................................................          10,569            42,487
  #Men's Wearhouse, Inc. (The)..................................................          31,795         1,096,610
  #Meredith Corp................................................................          22,656           713,437


                                      1021

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Meritage Homes Corp..........................................................          20,084   $       486,033
 #*MGM Resorts International....................................................         188,514         2,460,108
   MGP Ingredients, Inc.........................................................           8,850            52,746
 #*Midas, Inc...................................................................           5,296            45,016
  *Modine Manufacturing Co......................................................          25,843           282,722
  *Mohawk Industries, Inc.......................................................          40,793         2,494,900
  *Monarch Casino & Resort, Inc.................................................           8,938            95,190
  #Monro Muffler Brake, Inc.....................................................          17,643           739,947
  *Monster Beverage Corp........................................................           9,400           982,394
  *Morgans Hotel Group Co.......................................................           7,595            42,836
  #Morningstar, Inc.............................................................           6,626           395,705
  *Morton's Restaurant Group, Inc...............................................           8,155            56,270
 #*Motorcar Parts of America, Inc...............................................           5,479            35,175
   Movado Group, Inc............................................................          11,655           214,569
  *MTR Gaming Group, Inc........................................................          11,998            28,675
  *Multimedia Games Holding Co., Inc............................................          18,101           136,663
  *Nathan's Famous, Inc.........................................................           2,186            45,775
   National CineMedia, Inc......................................................          21,523           293,143
  *Nautilus, Inc................................................................          10,200            24,684
  *Navarre Corp.................................................................          15,835            22,961
 #*Netflix, Inc.................................................................           9,300         1,117,860
  *New Frontier Media, Inc......................................................           1,017             1,109
 #*New York & Co., Inc..........................................................          31,679            88,384
  *New York Times Co. Class A (The).............................................          92,082           686,011
   Newell Rubbermaid, Inc.......................................................          73,006         1,348,421
  #News Corp.Class A............................................................         376,280         7,085,352
   News Corp.Class B............................................................         133,525         2,599,732
  *Nexstar Broadcasting Group, Inc. Class A.....................................           4,533            38,395
   NIKE, Inc. Class B...........................................................          19,330         2,010,127
  *Nobility Homes, Inc..........................................................           1,152             6,566
  #Nordstrom, Inc...............................................................          15,830           781,685
  #Nutrisystem, Inc.............................................................          16,267           193,577
  *NVR, Inc.....................................................................           2,559         1,774,027
 #*O'Charley's, Inc.............................................................          12,590            81,709
  *Office Depot, Inc............................................................         155,836           425,432
 #*OfficeMax, Inc...............................................................          46,264           255,840
  #Omnicom Group, Inc..........................................................          23,600         1,076,396
 *Orbitz Worldwide, Inc.........................................................          37,493           137,224
 #*Orchard Supply Hardware Stores Corp.Class A..................................           1,463            26,378
 #*O'Reilly Automotive, Inc.....................................................          38,194         3,113,193
  *Orient-Express Hotels, Ltd. Class A..........................................          56,459           477,643
   Outdoor Channel Holdings, Inc................................................          15,918           112,222
  *Overstock.com, Inc...........................................................           6,747            45,610
   Oxford Industries, Inc.......................................................           9,199           468,505
  #P.F. Chang's China Bistro, Inc...............................................          12,900           420,024
  *Panera Bread Co. Class A.....................................................           4,600           681,950
 #*Papa John's International, Inc...............................................          12,250           474,565
 #*Peet's Coffee & Tea, Inc.....................................................           7,000           425,740
 #*Penn National Gaming, Inc....................................................          48,457         1,983,830
   Penske Automotive Group, Inc.................................................          54,726         1,224,768
   Pep Boys - Manny, Moe & Jack (The)...........................................          31,897           478,455
  *Perry Ellis International, Inc...............................................           9,487           147,428
   PetMed Express, Inc..........................................................          11,860           147,894
   PetSmart, Inc................................................................          15,192           808,518
 #*Pier 1 Imports, Inc..........................................................          56,100           872,355
  *Pinnacle Entertainment, Inc..................................................          34,461           334,272
  #Polaris Industries, Inc......................................................          10,800           695,520
  #Pool Corp....................................................................          23,478           798,956
 #*Priceline.com, Inc...........................................................           3,200         1,694,336
 #*PulteGroup, Inc..............................................................         236,253         1,760,085
   PVH Corp.....................................................................          31,223         2,410,103


                                      1022

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Quiksilver, Inc..............................................................          95,342   $       425,225
   R.G. Barry Corp..............................................................           7,961            97,443
 #*Radio One, Inc. Class D......................................................          11,928            12,167
  #RadioShack Corp..............................................................          59,366           426,248
  #Ralph Lauren Corp............................................................           9,100         1,383,200
  *Reading International, Inc. Class A..........................................           4,671            19,898
  *Red Lion Hotels Corp.........................................................          10,502            76,875
  *Red Robin Gourmet Burgers, Inc...............................................           9,412           289,043
  #Regal Entertainment Group...................................................          33,779           420,549
   Regis Corp...................................................................          35,995           616,954
   Rent-A-Center, Inc...........................................................          40,650         1,374,783
  *Rentrak Corp.................................................................           5,506            94,208
  *Rick's Cabaret International, Inc............................................           4,591            47,471
  *Rocky Brands, Inc............................................................           3,771            41,858
   Ross Stores, Inc.............................................................          20,400         1,036,728
   Royal Caribbean Cruises, Ltd.................................................          84,001         2,283,147
 #*Ruby Tuesday, Inc............................................................          36,963           277,592
 #*Rue21, Inc...................................................................             338             8,183
 #*Ruth's Hospitality Group, Inc................................................          19,780           122,438
  #Ryland Group, Inc. (The).....................................................          27,502           500,536
  *Saga Communications, Inc. Class A............................................           1,129            46,571
 #*Saks, Inc....................................................................         100,738         1,005,365
  *Salem Communications Corp.Class A............................................           5,681            15,566
  *Sally Beauty Holdings, Inc...................................................          41,679           859,421
   Scholastic Corp..............................................................           7,300           215,423
  *Scientific Games Corp.Class A................................................          57,022           638,076
  #Scripps Networks Interactive, Inc............................................           7,948           344,625
  *Sealy Corp...................................................................          27,636            40,072
 #*Sears Holdings Corp..........................................................          32,400         1,365,660
 #*Select Comfort Corp..........................................................          18,500           463,980
   Service Corp.International...................................................         157,874         1,752,401
  *Shiloh Industries, Inc.......................................................           9,464            77,794
  *Shoe Carnival, Inc...........................................................           7,598           192,153
  *Shuffle Master, Inc..........................................................          30,846           394,829
 #*Shutterfly, Inc..............................................................          11,911           282,529
   Signet Jewelers, Ltd. ADR....................................................          48,553         2,213,046
   Sinclair Broadcast Group, Inc. Class A.......................................          14,200           174,376
  #Six Flags Entertainment Corp.................................................          19,851           870,069
 #*Skechers U.S.A., Inc. Class A................................................          22,687           275,874
   Skyline Corp.................................................................           4,273            26,535
  *Smith & Wesson Holding Corp..................................................          37,442           192,452
  #Sonic Automotive, Inc. Class A...............................................          25,925           404,171
  *Sonic Corp...................................................................          16,073           110,100
   Sotheby's....................................................................          30,300         1,015,959
   Spartan Motors, Inc..........................................................          19,735           119,791
   Speedway Motorsports, Inc....................................................          23,701           379,927
  *Sport Chalet, Inc. Class A...................................................             100               167
   Stage Stores, Inc............................................................          20,604           316,890
   Standard Motor Products, Inc.................................................          14,419           298,329
 #*Standard Pacific Corp........................................................         102,898           374,549
  *Stanley Furniture Co., Inc...................................................           5,685            19,954
  #Staples, Inc.................................................................         115,459         1,689,165
   Starbucks Corp...............................................................          36,500         1,749,445
   Starwood Hotels & Resorts Worldwide, Inc.....................................          14,600           791,904
  *Stein Mart, Inc..............................................................          25,670           186,108
  *Steiner Leisure, Ltd.........................................................           9,156           452,123
  *Steinway Musical Instruments, Inc............................................           7,649           190,843
 #*Steven Madden, Ltd...........................................................          21,613           889,159
  #Stewart Enterprises, Inc. Class A............................................          47,863           294,357
 #*Stoneridge, Inc..............................................................          13,467           126,186
   Strattec Security Corp.......................................................           1,297            27,302


                                      1023

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Strayer Education, Inc.......................................................           2,482   $       270,042
   Sturm Ruger & Co., Inc.......................................................          10,514           416,880
   Superior Industries International, Inc.......................................          16,716           303,730
  *Syms Corp....................................................................             699             7,060
  *Systemax, Inc................................................................          21,579           380,006
  *Tandy Brands Accessories, Inc................................................             488               508
  *Tandy Leather Factory, Inc...................................................           1,550             7,626
   Target Corp..................................................................          62,379         3,169,477
  *Tempur-Pedic International, Inc..............................................          16,506         1,101,115
  *Tenneco, Inc.................................................................          19,700           632,370
 #*Tesla Motors, Inc............................................................           9,878           287,153
  #Texas Roadhouse, Inc.........................................................          43,582           660,703
  #Thor Industries, Inc.........................................................          33,768         1,035,327
  #Tiffany & Co.................................................................          19,420         1,238,996
   Time Warner Cable, Inc.......................................................          88,298         6,509,329
   Time Warner, Inc.............................................................         207,966         7,707,220
   TJX Cos., Inc. (The).........................................................          14,400           981,216
 #*Toll Brothers, Inc...........................................................         104,307         2,274,936
 #*Town Sports International Holdings, Inc......................................           9,854            87,405
   Tractor Supply Co............................................................          24,800         2,003,096
  *Trans World Entertainment Corp...............................................             900             2,223
 #*TripAdvisor, Inc.............................................................           6,625           218,029
  *True Religion Apparel, Inc...................................................          13,954           505,693
  *TRW Automotive Holdings Corp.................................................          54,943         2,061,461
  *Tuesday Morning Corp.........................................................          18,100            61,540
  #Tupperware Brands Corp.......................................................           8,681           545,514
 #*Ulta Salon Cosmetics & Fragrance, Inc........................................          22,200         1,692,084
 #*Under Armour, Inc. Class A...................................................          14,403         1,146,767
  *Unifi, Inc...................................................................          11,796           114,775
  *Universal Electronics, Inc...................................................           8,080           149,480
  *Universal Technical Institute, Inc...........................................          14,064           196,193
 #*Urban Outfitters, Inc........................................................          13,100           347,150
 #*US Auto Parts Network, Inc...................................................          16,067            80,014
  #V.F. Corp....................................................................          30,937         4,067,906
  #Vail Resorts, Inc............................................................          22,417           977,605
  *Valassis Communications, Inc.................................................          28,000           637,000
 #*Valuevision Media, Inc. Class A..............................................          14,050            22,199
   Viacom, Inc. Class A.........................................................           2,201           116,147
   Viacom, Inc. Class B.........................................................          50,371         2,369,452
  #Virgin Media, Inc............................................................          14,786           352,498
 #*Visteon Corp.................................................................          19,313           927,024
 #*Vitacost.com, Inc............................................................           1,902            12,553
 #*Vitamin Shoppe, Inc..........................................................          13,753           587,803
  *VOXX International Corp......................................................          12,807           162,905
  *WABCO Holdings, Inc..........................................................          16,152           837,481
   Walt Disney Co. (The)........................................................         365,590        14,221,451
 #*Warnaco Group, Inc...........................................................          21,990         1,280,918
  #Washington Post Co. Class B..................................................           4,009         1,518,248
  #Weight Watchers International, Inc...........................................           9,501           723,311
  *Wells-Gardner Electronics Corp...............................................           2,033             4,208
   Wendy's Co. (The)............................................................         248,156         1,163,852
  *West Marine, Inc.............................................................          13,815           167,438
  *Wet Seal, Inc. Class A (The).................................................          56,457           197,600
  #Weyco Group, Inc.............................................................           4,889           123,496
   Whirlpool Corp...............................................................          29,100         1,580,712
  #Wiley (John) & Sons, Inc. Class A............................................          24,928         1,131,482
   Wiley (John) & Sons, Inc. Class B............................................           2,517           114,876
   Williams Controls, Inc.......................................................           2,462            27,550
   Williams-Sonoma, Inc.........................................................          23,676           849,021
   Winmark Corp.................................................................           1,041            71,485
 #*Winnebago Industries, Inc....................................................          13,804           126,169


                                      1024

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*WMS Industries, Inc..........................................................          13,100   $       286,759
   Wolverine World Wide, Inc....................................................          21,568           843,093
  #World Wrestling Entertainment, Inc. Class A..................................          19,127           181,515
   Wyndham Worldwide Corp.......................................................          81,926         3,257,378
   Wynn Resorts, Ltd............................................................           5,888           678,474
   Yum! Brands, Inc.............................................................          15,386           974,395
 #*Zale Corp....................................................................          16,121            45,945
 #*Zumiez, Inc..................................................................          20,458           584,280
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       370,499,769
                                                                                                   ---------------
Consumer Staples -- (5.5%)
   Alico, Inc...................................................................           3,926            90,848
 #*Alliance One International, Inc..............................................          50,058           145,669
   Altria Group, Inc............................................................         111,878         3,177,335
   Andersons, Inc. (The)........................................................          11,327           459,310
   Archer-Daniels-Midland Co....................................................         140,568         4,024,462
   Arden Group, Inc. Class A....................................................             597            53,724
   Avon Products, Inc...........................................................          23,972           425,982
  #B&G Foods, Inc...............................................................          26,800           607,288
 #*Boston Beer Co., Inc. Class A (The)..........................................           4,400           440,220
  *Bridgford Foods Corp.........................................................           2,509            28,000
   Brown-Forman Corp.Class A....................................................           3,250           258,278
   Brown-Forman Corp.Class B....................................................           5,175           420,262
   Bunge, Ltd...................................................................          58,447         3,347,260
  #Calavo Growers, Inc..........................................................           7,886           214,499
  #Cal-Maine Foods, Inc.........................................................          12,520           475,259
  #Campbell Soup Co.............................................................          12,500           396,250
  #Casey's General Stores, Inc..................................................          26,000         1,324,440
   CCA Industries, Inc..........................................................           3,031            15,125
 #*Central European Distribution Corp...........................................          32,164           131,872
  *Central Garden & Pet Co......................................................          10,091            88,195
  *Central Garden & Pet Co. Class A.............................................          23,515           222,452
  *Chiquita Brands International, Inc...........................................          26,277           230,975
  #Church & Dwight Co., Inc.....................................................          39,888         1,809,719
   Clorox Co. (The).............................................................           7,339           503,896
   Coca-Cola Bottling Co........................................................           4,283           261,049
   Coca-Cola Co. (The)..........................................................          86,353         5,831,418
   Coca-Cola Enterprises, Inc...................................................          90,124         2,414,422
   Colgate-Palmolive Co.........................................................          17,875         1,621,620
   ConAgra Foods, Inc...........................................................         122,978         3,279,823
  *Constellation Brands, Inc. Class A...........................................          70,747         1,478,612
  *Constellation Brands, Inc. Class B...........................................           1,902            39,761
   Corn Products International, Inc.............................................          45,478         2,523,574
   Costco Wholesale Corp........................................................          41,646         3,426,216
  *Craft Brew Alliance, Inc.....................................................           9,204            57,617
   CVS Caremark Corp............................................................         259,493        10,833,833
  *Darling International, Inc...................................................          70,567         1,078,264
  *Dean Foods Co................................................................          99,852         1,074,408
.. #Diamond Foods, Inc...........................................................          12,341           448,472
 #*Dole Food Co., Inc...........................................................          49,859           478,646
   Dr. Pepper Snapple Group, Inc................................................          43,400         1,684,788
  *Elizabeth Arden, Inc.........................................................          17,875           642,964
 #*Energizer Holdings, Inc......................................................          19,800         1,526,976
   Estee Lauder Cos., Inc.......................................................          17,200           996,396
 #*Farmer Brothers Co...........................................................           8,389            83,722
   Flowers Foods, Inc...........................................................          48,415           936,830
   Fortune Brands, Inc..........................................................          58,103         3,039,368
   Fresh Del Monte Produce, Inc.................................................          35,839           877,339
   General Mills, Inc...........................................................          33,801         1,346,294
   Golden Enterprises, Inc......................................................           1,623             5,567
 #*Green Mountain Coffee Roasters, Inc..........................................          25,060         1,336,700


                                      1025

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Griffin Land & Nurseries, Inc................................................           2,369   $        63,229
  #H.J. Heinz Co................................................................          14,538           753,795
  *Hain Celestial Group, Inc. (The).............................................          27,300         1,053,507
  *Harbinger Group, Inc.........................................................             907             4,354
 #*Heckmann Corp................................................................          74,716           381,799
   Herbalife, Ltd...............................................................          14,046           812,982
   Hershey Co. (The)............................................................           6,900           421,452
  #Hormel Foods Corp............................................................          44,532         1,281,631
  #Imperial Sugar Co............................................................           6,500            22,165
   Ingles Markets, Inc. Class A.................................................           7,811           136,146
  #Inter Parfums, Inc...........................................................          17,725           296,008
   J & J Snack Foods Corp.......................................................          11,387           581,079
   J.M. Smucker Co..............................................................          42,558         3,352,719
  *John B. Sanfilippo & Son, Inc................................................           3,900            38,493
   Kellogg Co...................................................................          12,976           642,572
   Kimberly-Clark Corp..........................................................          16,096         1,151,830
   Kraft Foods, Inc. Class A....................................................         322,742        12,361,019
   Kroger Co. (The).............................................................          53,196         1,263,937
  #Lancaster Colony Corp........................................................          12,900           896,421
 #*Lifeway Foods, Inc...........................................................           2,867            26,720
   Lorillard, Inc...............................................................           6,962           747,649
   McCormick & Co., Inc. Non-Voting.............................................          10,400           525,616
   McCormick & Co., Inc. Voting.................................................             812            40,965
   Mead Johnson Nutrition Co....................................................          10,861           804,691
  *Medifast, Inc................................................................           8,648           142,519
  #Molson Coors Brewing Co. Class A.............................................             266            11,595
  #Molson Coors Brewing Co. Class B.............................................          66,883         2,868,612
   Nash-Finch Co................................................................           7,511           219,396
  *National Beverage Corp.......................................................          22,526           376,860
  *Natural Alternatives International, Inc......................................           2,465            22,555
  #Nu Skin Enterprises, Inc. Class A............................................          24,814         1,239,459
  *Nutraceutical International Corp.............................................           5,931            76,213
   Oil-Dri Corp.of America......................................................           3,793            79,615
  *Omega Protein Corp...........................................................          10,815            93,117
   Orchids Paper Products Co....................................................           3,015            56,923
  *Overhill Farms, Inc..........................................................           7,310            29,825
  *Pantry, Inc..................................................................          14,407           173,460
  *Parlux Fragrances, Inc.......................................................           9,613            50,468
   PepsiCo, Inc.................................................................          84,836         5,571,180
   Philip Morris International, Inc.............................................          68,674         5,134,755
  *Physicians Formula Holdings, Inc.............................................           6,898            20,832
 #*Pilgrim's Pride Corp.........................................................          44,141           237,479
  *Prestige Brands Holdings, Inc................................................          31,318           402,123
   PriceSmart, Inc..............................................................          16,614         1,107,323
   Procter & Gamble Co. (The)...................................................         250,219        15,773,806
  *RalCorp. Holdings, Inc.......................................................          23,049         2,015,635
   Reliv' International, Inc....................................................           2,118             2,648
  *Revlon, Inc..................................................................          17,422           274,571
   Reynolds American, Inc.......................................................          39,700         1,557,431
   Rocky Mountain Chocolate Factory, Inc........................................           4,490            38,883
   Ruddick Corp.................................................................          27,433         1,106,647
  #Safeway, Inc.................................................................         101,649         2,234,245
   Sanderson Farms, Inc.........................................................          13,760           700,934
   Sara Lee Corp................................................................          58,800         1,126,020
  *Schiff Nutrition International, Inc..........................................          12,758           136,128
  *Seneca Foods Corp.Class A....................................................           5,301           153,358
  *Seneca Foods Corp.Class B....................................................             283             8,006
  *Smart Balance, Inc...........................................................          41,360           219,208
 #*Smithfield Foods, Inc........................................................         100,904         2,253,186
  #Snyders-Lance, Inc...........................................................          41,653           957,602
   Spartan Stores, Inc..........................................................          13,730           257,300


                                      1026

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
 #*Spectrum Brands Holdings, Inc................................................          28,476   $       824,380
  #SUPERVALU, Inc...............................................................         130,780           903,690
  *Susser Holdings Corp.........................................................          11,437           272,772
   Sysco Corp...................................................................          18,589           559,715
  #Tootsie Roll Industries, Inc.................................................          22,207           538,298
 #*TreeHouse Foods, Inc.........................................................          20,897         1,181,516
   Tyson Foods, Inc. Class A....................................................         120,728         2,250,370
 #*United Natural Foods, Inc....................................................          28,272         1,245,382
   United-Guardian, Inc.........................................................           1,001            16,066
  #Universal Corp...............................................................          14,871           667,410
 #*USANA Health Sciences, Inc...................................................           9,523           331,210
  #Vector Group, Ltd............................................................          23,298           405,618
   Village Super Market, Inc. Class A...........................................           3,084            97,917
  #Walgreen Co..................................................................          92,450         3,084,132
   Wal-Mart Stores, Inc.........................................................         140,778         8,638,138
   WD-40 Co.....................................................................           8,490           371,353
   Weis Markets, Inc............................................................          16,067           679,152
   Whole Foods Market, Inc......................................................          25,025         1,852,601
  *Winn-Dixie Stores, Inc.......................................................          34,804           328,898
                                                                                                   ---------------
Total Consumer Staples..........................................................                       164,855,313
                                                                                                   ---------------
Energy -- (10.1%)
 #*Abraxas Petroleum Corp.......................................................           5,592            20,970
   Adams Resources & Energy, Inc................................................           1,689            64,402
   Alon USA Energy, Inc.........................................................          21,854           211,110
  *Alpha Natural Resources, Inc.................................................          43,496           875,140
   Anadarko Petroleum Corp......................................................          94,862         7,657,261
   Apache Corp..................................................................          75,992         7,514,089
 #*Approach Resources, Inc......................................................          21,058           739,768
   Arch Coal, Inc...............................................................          45,299           653,665
 #*Atwood Oceanics, Inc.........................................................          39,360         1,809,773
   Baker Hughes, Inc............................................................          78,826         3,872,721
  *Barnwell Industries, Inc.....................................................           1,657             4,722
  *Basic Energy Services, Inc...................................................          25,111           452,249
  #Berry Petroleum Co. Class A..................................................          32,088         1,444,281
  *Bill Barrett Corp............................................................          28,856           797,003
   Bolt Technology Corp.........................................................           4,747            56,917
 #*BPZ Resources, Inc...........................................................          67,342           219,535
   Bristow Group, Inc...........................................................          22,655         1,111,454
   Cabot Oil & Gas Corp.........................................................          55,684         1,776,320
  *Cal Dive International, Inc..................................................          30,176            90,830
  *Callon Petroleum Co..........................................................          20,889           125,334
 #*Cameron International Corp...................................................          39,546         2,103,847
   CARBO Ceramics, Inc..........................................................          10,900         1,060,025
 #*Carrizo Oil & Gas, Inc.......................................................          22,623           549,513
  #Chesapeake Energy Corp.......................................................         134,805         2,848,430
   Chevron Corp.................................................................         411,941        42,462,878
   Cimarex Energy Co............................................................          28,600         1,669,668
 #*Clayton Williams Energy, Inc.................................................           7,473           608,227
 #*Clean Energy Fuels Corp......................................................          42,546           636,488
  *Cloud Peak Energy, Inc.......................................................          37,757           715,495
  *Cobalt International Energy, Inc.............................................          17,922           359,157
  *Complete Production Services, Inc............................................          41,527         1,399,460
 #*Comstock Resources, Inc......................................................          27,121           326,537
 #*Concho Resources, Inc........................................................          24,044         2,564,533
   ConocoPhillips...............................................................         262,634        17,914,265
   Consol Energy, Inc...........................................................          50,860         1,817,736
 #*Contango Oil & Gas Co........................................................           9,446           588,297
 #*Continental Resources, Inc...................................................           3,452           278,507
  *CREDO Petroleum Corp.........................................................           5,480            56,170
  *Crimson Exploration, Inc.....................................................          20,653            60,926


                                      1027

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Crosstex Energy, Inc.........................................................          35,510   $       446,006
  *CVR Energy, Inc..............................................................          51,838         1,292,840
  *Dawson Geophysical Co........................................................           4,972           176,953
   Delek US Holdings, Inc.......................................................          22,697           285,755
  *Denbury Resources, Inc.......................................................         159,029         2,999,287
   Devon Energy Corp............................................................          78,997         5,040,799
   DHT Holdings, Inc............................................................           4,538             4,810
  #Diamond Offshore Drilling, Inc...............................................          31,671         1,973,103
  *Double Eagle Petroleum Co....................................................           5,667            37,572
 #*Dresser-Rand Group, Inc......................................................          34,300         1,757,189
 #*Dril-Quip, Inc...............................................................          11,557           762,415
   El Paso Corp.................................................................          71,831         1,930,099
 #*Endeavour International Corp.................................................          20,483           216,710
   Energen Corp.................................................................           8,766           422,258
  *Energy Partners, Ltd.........................................................          23,144           369,841
  *Energy XXI (Bermuda), Ltd....................................................          15,879           521,308
  *ENGlobal Corp................................................................          15,358            32,252
   EOG Resources, Inc...........................................................          51,588         5,475,550
   EQT Corp.....................................................................          15,391           777,553
  *Evolution Petroleum Corp.....................................................          11,456           102,646
  #EXCO Resources, Inc..........................................................          31,999           251,512
  *Exterran Holdings, Inc.......................................................          31,774           294,863
   Exxon Mobil Corp.............................................................         549,998        46,056,833
  *FieldPoint Petroleum Corp....................................................           3,800            18,430
 #*FMC Technologies, Inc........................................................          19,828         1,013,409
 #*Forest Oil Corp..............................................................          61,456           798,928
 #*FX Energy, Inc...............................................................          14,565            80,399
 #*Geokinetics, Inc.............................................................           4,670            10,974
  *GeoResources, Inc............................................................          15,852           485,230
 #*GMX Resources, Inc...........................................................          23,333            20,533
 #*Green Plains Renewable Energy, Inc...........................................          20,785           235,910
   Gulf Island Fabrication, Inc.................................................           8,577           260,312
  *Gulfmark Offshore, Inc. Class A..............................................          16,311           745,739
  *Gulfport Energy Corp.........................................................          21,845           718,045
   Halliburton Co...............................................................          50,721         1,865,518
 #*Harvest Natural Resources, Inc...............................................          25,200           173,376
  *Helix Energy Solutions Group, Inc............................................          65,492         1,077,343
   Helmerich & Payne, Inc.......................................................          30,901         1,906,901
  *Hercules Offshore, Inc.......................................................          85,953           385,929
   Hess Corp....................................................................          64,197         3,614,291
  *HKN, Inc.....................................................................           5,192            13,032
   HollyFrontier Corp...........................................................         105,180         3,085,981
 #*Hornbeck Offshore Services, Inc..............................................          22,194           725,522
 #*Houston American Energy Corp.................................................           3,600            44,460
 #*ION Geophysical Corp.........................................................          75,500           560,965
 #*James River Coal Co..........................................................          17,123           107,704
  *Key Energy Services, Inc.....................................................          90,153         1,305,415
  *Kodiak Oil & Gas Corp........................................................           6,000            54,420
  *Lone Pine Resources, Inc.....................................................          19,749           131,726
 #*Lucas Energy, Inc............................................................           9,403            22,285
  #Lufkin Industries, Inc.......................................................          16,800         1,263,696
 #*Magnum Hunter Resources Corp.................................................           5,800            34,162
   Marathon Oil Corp............................................................         149,318         4,687,092
   Marathon Petroleum Corp......................................................          85,538         3,269,262
  *Matrix Service Co............................................................          15,883           184,878
  *McDermott International, Inc.................................................          28,083           341,489
 #*McMoran Exploration Co.......................................................          72,374           848,947
  *Mitcham Industries, Inc......................................................           7,629           167,533
   Murphy Oil Corp..............................................................          79,460         4,735,816
  *Nabors Industries, Ltd.......................................................         116,125         2,162,248
   National Oilwell Varco, Inc..................................................          81,732         6,046,533


                                      1028

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Natural Gas Services Group, Inc..............................................           7,235   $        99,771
 #*Newfield Exploration Co......................................................          38,188         1,443,888
  *Newpark Resources, Inc.......................................................          56,600           460,724
  *Noble Corp...................................................................          68,025         2,369,991
   Noble Energy, Inc............................................................          36,182         3,642,442
 #*Northern Oil & Gas, Inc......................................................          27,153           678,825
 #*Oasis Petroleum, Inc.........................................................          13,201           445,402
   Occidental Petroleum Corp....................................................          77,764         7,758,514
   Oceaneering International, Inc...............................................          21,250         1,032,538
 #*Oil States International, Inc................................................          30,032         2,393,250
  #Overseas Shipholding Group, Inc..............................................             500             6,355
 #*OYO Geospace Corp............................................................           3,900           343,239
   Panhandle Oil & Gas, Inc. Class A............................................           4,983           143,211
  *Parker Drilling Co...........................................................          72,311           470,022
 #*Patriot Coal Corp............................................................          48,000           364,800
   Patterson-UTI Energy, Inc....................................................          90,318         1,704,301
   Peabody Energy Corp..........................................................          14,507           494,544
   Penn Virginia Corp...........................................................          24,071           111,449
  *Petroleum Development Corp...................................................          14,826           461,533
 #*PetroQuest Energy, Inc.......................................................          38,542           247,440
  *PHI, Inc. Non-Voting.........................................................           7,607           200,521
  *Pioneer Drilling Co..........................................................          36,500           325,580
   Pioneer Natural Resources Co.................................................          37,978         3,771,215
 #*Plains Exploration & Production Co...........................................          58,996         2,225,329
  *PostRock Energy Corp.........................................................             500             1,710
  *Pyramid Oil Co...............................................................             933             3,667
   QEP Resources, Inc...........................................................          46,796         1,340,237
 #*Quicksilver Resources, Inc...................................................          75,913           380,324
   Range Resources Corp.........................................................          44,491         2,559,122
  *REX American Resources Corp..................................................           7,200           185,040
  *Rex Energy Corp..............................................................          27,286           258,126
 #*Rosetta Resources, Inc.......................................................          27,616         1,325,292
  *Rowan Cos., Inc..............................................................          57,962         1,971,288
  #RPC, Inc.....................................................................          72,447         1,104,817
 #*SandRidge Energy, Inc........................................................         161,476         1,256,283
   Schlumberger, Ltd............................................................          62,068         4,665,652
 #*SEACOR Holdings, Inc.........................................................          13,378         1,224,488
  *SemGroup Corp.Class A........................................................          21,769           576,225
  #Ship Finance International, Ltd..............................................          42,554           477,881
  #SM Energy Co.................................................................          31,676         2,299,044
   Southern Union Co............................................................          28,500         1,236,045
  *Southwestern Energy Co.......................................................          24,531           763,895
   Spectra Energy Corp..........................................................          35,593         1,120,824
  *Stone Energy Corp............................................................          30,266           848,961
   Sunoco, Inc..................................................................          47,840         1,835,142
 #*Superior Energy Services, Inc................................................          48,393         1,379,684
  *Swift Energy Co..............................................................          25,812           855,668
   Teekay Corp..................................................................          44,448         1,218,764
 #*Tesco Corp...................................................................          21,821           302,875
  *Tesoro Corp..................................................................          87,478         2,189,574
  *Tetra Technologies, Inc......................................................          43,616           407,373
  *TGC Industries, Inc..........................................................          10,801            88,136
  #Tidewater, Inc...............................................................          31,959         1,720,992
 #*Toreador Resources Corp......................................................           9,240            42,874
   Transocean, Ltd..............................................................          46,719         2,209,809
 #*Triangle Petroleum Corp......................................................           3,635            24,863
  *Ultra Petroleum Corp.........................................................          11,350           272,740
  *Union Drilling, Inc..........................................................          13,293            85,474
  *Unit Corp....................................................................          29,768         1,347,002
 #*Uranium Energy Corp..........................................................           6,699            24,116
 #*USEC, Inc....................................................................          65,000           124,150


                                      1029

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *VAALCO Energy, Inc...........................................................          36,561   $       227,409
   Valero Energy Corp...........................................................         171,420         4,112,366
  *Venoco, Inc..................................................................          15,771           167,330
  *Verenium Corp................................................................             900             2,412
  *Voyager Oil & Gas, Inc.......................................................           2,818             7,440
  #W&T Offshore, Inc............................................................          37,670           814,049
  *Warren Resources, Inc........................................................          41,067           146,199
  *Weatherford International, Ltd...............................................         174,891         2,927,675
 #*Western Refining, Inc........................................................          53,805           889,397
 #*Westmoreland Coal Co.........................................................           3,531            42,725
  *Whiting Petroleum Corp.......................................................          33,718         1,688,935
  *Willbros Group, Inc..........................................................          26,278           111,944
   Williams Cos., Inc. (The)....................................................          32,235           929,013
  #World Fuel Services Corp.....................................................          38,003         1,724,576
  *WPX Energy, Inc..............................................................          10,745           177,078
 #*Zion Oil & Gas, Inc..........................................................          11,265            26,247
                                                                                                   ---------------
Total Energy....................................................................                       304,868,126
                                                                                                   ---------------
Financials -- (15.3%)
   1st Source Corp..............................................................          14,889           372,821
  *1st United BanCorp, Inc......................................................          14,115            81,302
  *21st Century Holding Co......................................................           1,854             5,933
   Access National Corp.........................................................           2,539            23,460
   ACE, Ltd.....................................................................          70,443         4,902,833
   Advance America Cash Advance Centers, Inc....................................          39,458           310,534
 #*Affiliated Managers Group, Inc...............................................          17,375         1,746,361
  *Affirmative Insurance Holdings, Inc..........................................           3,894             4,439
   Aflac, Inc...................................................................          83,799         4,041,626
  *Allegheny Corp...............................................................           5,304         1,534,712
   Alliance BanCorp, Inc. of Pennsylvania.......................................             600             6,720
  #Alliance Financial Corp......................................................           1,666            51,879
   Allied World Assurance Co. Holdings AG.......................................          24,893         1,531,666
   Allstate Corp.(The)..........................................................         106,567         3,074,458
   Alterra Capital Holdings, Ltd................................................          64,586         1,561,044
  *Altisource Portfolio Solutions SA............................................           7,133           381,544
 #*American Capital, Ltd........................................................         204,794         1,683,407
   American Equity Investment Life Holding Co...................................          38,785           447,191
   American Express Co..........................................................          60,320         3,024,445
   American Financial Group, Inc................................................          68,646         2,517,249
  *American Independence Corp...................................................             375             1,688
  *American International Group, Inc............................................          27,086           680,129
   American National Bankshares, Inc............................................           3,215            66,390
   American National Insurance Co...............................................           7,518           547,686
  *American River Bankshares....................................................           2,071            12,219
  *American Safety Insurance Holdings, Ltd......................................           6,177           134,350
  *American Spectrum Realty, Inc................................................             450             2,758
   Ameriprise Financial, Inc....................................................          64,634         3,461,151
 #*Ameris BanCorp...............................................................          13,510           144,827
  *AMERISAFE, Inc...............................................................          11,493           282,498
  *AmeriServe Financial, Inc....................................................           3,367             7,677
  #AmTrust Financial Services, Inc..............................................          37,217           965,037
   Aon Corp.....................................................................          54,244         2,627,037
  *Arch Capital Group, Ltd......................................................          57,057         2,056,905
   Argo Group International Holdings, Ltd.......................................          21,093           607,689
   Arrow Financial Corp.........................................................           7,443           195,379
   Aspen Insurance Holdings, Ltd................................................          43,758         1,162,212
 #*Asset Acceptance Capital Corp................................................          15,921            73,873
   Associated Banc-Corp.........................................................         101,077         1,259,419
   Assurant, Inc................................................................          58,099         2,300,720
   Assured Guaranty, Ltd........................................................         108,911         1,689,210
   Asta Funding, Inc............................................................           7,725            57,783


                                      1030

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Astoria Financial Corp.......................................................          49,994   $       416,450
  *Atlantic Coast Financial Corp................................................             386               930
   Auburn National BanCorp.oration, Inc.........................................             757            14,792
  *Avatar Holdings, Inc.........................................................           5,500            53,735
   Axis Capital Holdings, Ltd...................................................          54,483         1,676,987
  #Baldwin & Lyons, Inc. Class A................................................             298             6,973
   Baldwin & Lyons, Inc. Class B................................................           6,934           152,132
   BancFirst Corp...............................................................          10,800           433,728
  *BanCorp, Inc.................................................................          20,509           164,482
  #BanCorpSouth, Inc............................................................          50,452           566,576
 #*BancTrust Financial Group, Inc...............................................           8,000            10,240
   Bank Mutual Corp.............................................................          29,001           116,294
   Bank of America Corp.........................................................       1,224,953         8,733,915
   Bank of Commerce Holdings....................................................           3,404            13,412
   Bank of Hawaii Corp..........................................................          23,982         1,096,457
   Bank of Kentucky Financial Corp..............................................           1,229            29,078
   Bank of New York Mellon Corp.(The)...........................................         250,558         5,043,733
  #Bank of the Ozarks, Inc......................................................          20,400           570,996
 #*BankAtlantic BanCorp, Inc. Class A...........................................           3,756            11,831
   BankFinancial Corp...........................................................          11,404            63,178
   Banner Corp..................................................................          10,263           201,565
   Bar Harbor Bankshares........................................................           1,738            52,470
   BB&T Corp....................................................................         147,528         4,011,286
 #*BBCN BanCorp, Inc............................................................          44,255           447,861
   BCB BanCorp, Inc.............................................................           2,691            27,717
   Beacon Federal BanCorp, Inc..................................................           1,762            25,038
  *Beneficial Mutual BanCorp, Inc...............................................          46,985           415,817
  *Berkshire Hathaway, Inc......................................................          90,836         7,118,817
   Berkshire Hills BanCorp, Inc.................................................          12,903           291,866
  #BGC Partners, Inc. Class A...................................................          23,801           148,994
  #BlackRock, Inc...............................................................          20,231         3,682,042
 #*BofI Holding, Inc............................................................           6,389           106,760
  #BOK Financial Corp...........................................................          36,143         2,013,165
   Boston Private Financial Holdings, Inc.......................................          49,927           411,398
  #Bridge BanCorp, Inc..........................................................           1,438            27,710
  *Bridge Capital Holdings......................................................           1,976            21,380
   Brookline BanCorp, Inc.......................................................          40,619           376,538
 .*Brooklyn Federal BanCorp, Inc. Escrow Shares.................................           2,600                --
   Brown & Brown, Inc...........................................................          85,998         1,959,034
   Bryn Mawr Bank Corp..........................................................           7,296           146,723
   C&F Financial Corp...........................................................             353            10,064
   Calamos Asset Management, Inc. Class A.......................................          12,455           155,563
   California First National BanCorp............................................           1,859            29,614
   Camden National Corp.........................................................           4,663           160,407
 #*Cape BanCorp, Inc............................................................           1,253            10,613
 #*Capital Bank Corp............................................................           4,631            11,022
  #Capital City Bank Group, Inc.................................................           9,989            87,404
   Capital One Financial Corp...................................................          96,568         4,417,986
   Capital Southwest Corp.......................................................           1,955           173,487
  *CapitalSource, Inc...........................................................         195,044         1,347,754
   Capitol Federal Financial, Inc...............................................         103,198         1,191,937
   Cardinal Financial Corp......................................................          17,126           191,982
  *Carolina Bank Holdings, Inc..................................................             900             2,655
   Cash America International, Inc..............................................          17,960           787,726
  #Cathay General BanCorp.......................................................          46,873           737,781
  #CBOE Holdings, Inc...........................................................           8,600           220,074
 #*CBRE Group, Inc. Class A.....................................................          23,647           456,387
  #Center BanCorp, Inc..........................................................           9,475            90,486
   Centerstate Banks, Inc.......................................................          12,839            90,515
 #*Central Pacific Financial Corp...............................................             624             8,505
   Century BanCorp, Inc. Class A................................................           1,308            37,121


                                      1031

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Charles Schwab Corp.(The)....................................................          80,456   $       937,312
   Chemical Financial Corp......................................................          17,057           386,000
  *Chicopee BanCorp, Inc........................................................           3,900            56,062
  #Chubb Corp.(The).............................................................          62,621         4,221,282
   Cincinnati Financial Corp....................................................          67,127         2,193,710
  *CIT Group, Inc...............................................................          82,868         3,160,586
   Citigroup, Inc...............................................................         265,649         8,160,737
  *Citizens Community BanCorp, Inc..............................................           1,100             6,325
  #Citizens Holding Co..........................................................             200             3,700
   Citizens South Banking Corp..................................................           1,155             4,504
 #*Citizens, Inc................................................................          29,479           303,928
  #City Holding Co..............................................................           9,860           350,424
   City National Corp...........................................................          33,086         1,517,986
   CKX Lands, Inc...............................................................              39               437
  #Clifton Savings BanCorp, Inc.................................................          14,627           149,780
   CME Group, Inc...............................................................          13,150         3,149,556
   CNA Financial Corp...........................................................          92,975         2,559,602
  #CNB Financial Corp...........................................................           4,510            74,460
  *CNO Financial Group, Inc.....................................................         150,916         1,014,156
   CoBiz Financial, Inc.........................................................          20,689           123,720
   Codorus Valley BanCorp, Inc..................................................             490             4,974
  #Cohen & Steers, Inc..........................................................          16,025           541,164
  *Colonial Financial Services, Inc.............................................             721             8,962
 #*Colony BankCorp, Inc.........................................................             327               916
   Columbia Banking System, Inc.................................................          24,356           511,476
   Comerica, Inc................................................................          79,264         2,193,235
  #Commerce Bancshares, Inc.....................................................          55,236         2,144,262
   Commercial National Financial Corp...........................................             923            23,767
  #Community Bank System, Inc...................................................          25,903           708,706
   Community Trust BanCorp, Inc.................................................           9,561           294,574
 #*CompuCredit Holdings Corp....................................................          20,671            83,614
   Consolidated-Tokoma Land Co..................................................           3,282            93,865
 #*Cowen Group, Inc. Class A....................................................          57,290           154,683
   Crawford & Co. Class A.......................................................          15,180            59,202
  #Crawford & Co. Class B.......................................................          15,345            87,160
  *Credit Acceptance Corp.......................................................          14,546         1,227,973
  #Cullen Frost Bankers, Inc....................................................          38,612         2,149,530
  #CVB Financial Corp...........................................................          64,995           684,397
   Delphi Financial Group, Inc. Class A.........................................          29,153         1,297,600
 #*DFC Global Corp..............................................................          26,676           525,517
   Diamond Hill Investment Group, Inc...........................................           1,238            94,596
   Dime Community Bancshares, Inc...............................................          21,675           298,682
  #Discover Financial Services..................................................         193,647         5,263,325
   Donegal Group, Inc. Class A..................................................          11,494           175,398
   Donegal Group, Inc. Class B..................................................           1,947            32,349
   Duff & Phelps Corp.Class A...................................................          17,535           268,812
  *E*Trade Financial Corp.......................................................         149,298         1,222,751
   East West BanCorp, Inc.......................................................          92,975         2,041,731
   Eastern Insurance Holdings, Inc..............................................           3,649            51,706
  *Eastern Virginia Bankshares, Inc.............................................             753             1,965
  #Eaton Vance Corp.............................................................          16,519           424,373
   ECB BanCorp, Inc.............................................................             468             4,750
   Edelman Financial Group, Inc.................................................           6,540            46,696
 #*eHealth, Inc.................................................................          12,357           199,936
   EMC Insurance Group, Inc.....................................................           7,277           164,242
   Employers Holdings, Inc......................................................          25,610           459,956
  *Encore Bancshares, Inc.......................................................           6,067            81,358
  *Encore Capital Group, Inc....................................................          15,391           361,688
   Endurance Specialty Holdings, Ltd............................................          38,019         1,421,911
  *Enstar Group, Ltd............................................................           8,216           817,738
   Enterprise BanCorp, Inc......................................................           3,460            56,121


                                      1032

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Enterprise Financial Services Corp...........................................          10,344   $       128,162
   Epoch Holding Corp...........................................................           5,222           124,336
   Erie Indemnity Co............................................................          16,842         1,291,276
  #ESB Financial Corp...........................................................           6,219            87,004
   ESSA BanCorp, Inc............................................................           9,962           100,317
   Evans BanCorp, Inc...........................................................             807            10,330
   Evercore Partners, Inc. Class A..............................................          16,420           462,880
   Everest Re Group, Ltd........................................................          22,109         1,888,109
  *EZCorp, Inc..................................................................          28,328           759,757
  #F.N.B. Corp..................................................................          82,708           969,338
  *Farmers Capital Bank Corp....................................................           1,450             6,815
  #FBL Financial Group, Inc. Class A............................................          18,623           646,963
   Federal Agricultural Mortgage Corp.Class A...................................             191             2,491
   Federal Agricultural Mortgage Corp.Class C...................................           6,100           118,340
  #Federated Investors, Inc. Class B............................................          13,624           232,698
  #Fidelity National Financial, Inc. Class A....................................         136,153         2,476,623
   Fidelity Southern Corp.......................................................           4,163            27,810
   Fifth Third BanCorp..........................................................         301,620         3,924,076
   Financial Institutions, Inc..................................................           8,041           137,421
  *First Acceptance Corp........................................................          16,289            18,732
   First Advantage BanCorp......................................................             956            12,256
   First American Financial Corp................................................          52,844           783,148
   First BanCorp................................................................          10,455           121,696
  #First BanCorp, Inc...........................................................           3,162            50,560
  #First Busey Corp.............................................................          52,188           261,462
  #First Business Financial Services, Inc.......................................           1,140            18,935
  *First California Financial Group, Inc........................................          15,928            70,083
 #*First Cash Financial Services, Inc...........................................          14,986           603,186
   First Citizens BancShares, Inc. Class A......................................           5,616           990,775
   First Commonwealth Financial Corp............................................          57,508           318,594
   First Community Bancshares, Inc..............................................           9,893           126,235
   First Defiance Financial Corp................................................           5,220            80,806
 #*First Federal Bancshares of Arkansas, Inc....................................              99               545
   First Financial BanCorp......................................................          36,621           636,473
  #First Financial Bankshares, Inc..............................................          19,849           676,454
   First Financial Corp.........................................................           8,161           285,798
   First Financial Holdings, Inc................................................           5,672            55,075
  *First Financial Northwest, Inc...............................................          11,880            77,339
  *First Financial Service Corp.................................................             100               253
  #First Horizon National Corp..................................................         152,296         1,329,544
   First Interstate Bancsystem, Inc.............................................           6,543            90,032
   First M&F Corp...............................................................             911             2,961
  *First Marblehead Corp.(The)..................................................          17,950            22,617
   First Merchants Corp.........................................................          15,258           150,291
   First Midwest BanCorp, Inc...................................................          41,455           451,030
   First Niagara Financial Group, Inc...........................................         180,735         1,729,634
  #First Pactrust BanCorp, Inc..................................................           5,748            69,666
  *First South BanCorp, Inc.....................................................           3,340            11,757
 #*First United Corp............................................................           1,100             3,828
   Firstbank Corp...............................................................           1,136             7,361
  *FirstCity Financial Corp.....................................................           3,901            31,559
  #FirstMerit Corp..............................................................          68,040         1,067,548
   Flagstone Reinsurance Holdings SA............................................          41,609           363,247
   Flushing Financial Corp......................................................          19,233           252,145
 #*Forest City Enterprises, Inc. Class A........................................          89,159         1,170,658
  *Forest City Enterprises, Inc. Class B........................................           4,120            54,219
  *Forestar Group, Inc..........................................................          21,527           342,710
   Fox Chase BanCorp, Inc.......................................................          11,004           139,091
  #Franklin Resources, Inc......................................................          13,920         1,476,912
   Fulton Financial Corp........................................................         124,519         1,156,782
   Gallagher (Arthur J.) & Co...................................................          38,758         1,292,192


                                      1033

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   GAMCO Investors, Inc.........................................................           3,560   $       165,540
  *Genworth Financial, Inc. Class A.............................................         177,514         1,368,633
  #German American BanCorp, Inc.................................................           7,338           147,641
 #*GFI Group, Inc...............................................................          73,910           342,203
  #Glacier BanCorp, Inc.........................................................          44,496           621,609
  *Global Indemnity P.L.C.......................................................          10,235           205,621
   Goldman Sachs Group, Inc. (The)..............................................          86,941         9,691,313
  #Great Southern BanCorp, Inc..................................................           7,712           187,402
 #*Green Dot Corp. Class A......................................................           1,126            31,956
  *Greene Bancshares, Inc.......................................................           5,399             6,857
  #Greenhill & Co., Inc.........................................................           4,590           213,710
  *Greenlight Capital Re, Ltd. Class A..........................................          18,826           483,263
 #*Guaranty BanCorp.............................................................           4,144             6,175
  *Hallmark Financial Services, Inc.............................................          10,439            72,238
   Hampden BanCorp, Inc.........................................................           1,565            19,046
  #Hancock Holding Co...........................................................          52,962         1,758,338
  *Hanmi Financial Corp.........................................................           7,475            61,594
   Hanover Insurance Group, Inc. (The)..........................................          30,043         1,092,363
   Harleysville Group, Inc......................................................          14,225           803,997
   Harleysville Savings Financial Corp..........................................           1,326            19,718
  *Harris & Harris Group, Inc...................................................          16,530            73,063
   Hartford Financial Services Group, Inc.......................................         139,744         2,448,315
   Hawthorn Bancshares, Inc.....................................................             224             1,460
  #HCC Insurance Holdings, Inc..................................................          65,947         1,830,689
   Heartland Financial USA, Inc.................................................           9,460           156,090
  *Heritage Commerce Corp.......................................................          14,122            70,045
   Heritage Financial Corp......................................................           8,900           124,867
   Heritage Financial Group, Inc................................................             782             8,985
   HF Financial Corp............................................................             761             8,637
  *HFF, Inc.....................................................................          10,702           151,005
  *Hilltop Holdings, Inc........................................................          34,900           301,187
   Hingham Institution for Savings..............................................             248            12,772
  *HMN Financial, Inc...........................................................             212               477
  *Home BanCorp, Inc............................................................           3,783            60,377
   Home Bancshares, Inc.........................................................          17,215           448,623
   Home Federal BanCorp, Inc....................................................           8,959            92,367
   Homeowners Choice, Inc.......................................................             939             9,014
   HopFed BanCorp, Inc..........................................................           1,664            12,979
   Horace Mann Educators Corp...................................................          23,633           369,620
   Horizon BanCorp..............................................................             945            17,010
   Hudson City BanCorp, Inc.....................................................         193,319         1,301,037
   Hudson Valley Holding Corp...................................................           9,196           201,852
  #Huntington Bancshares, Inc...................................................         357,072         2,038,881
   IBERIABANK Corp..............................................................          18,374           960,593
  *ICG Group, Inc...............................................................          21,943           196,829
   Independence Holding Co......................................................           5,731            54,502
  #Independent Bank Corp.(453836108)............................................          13,239           367,250
 #*Independent Bank Corp.(453838609)............................................           2,847             4,840
   Indiana Community BanCorp....................................................             568            11,814
   Infinity Property & Casualty Corp............................................           7,323           426,784
   Interactive Brokers Group, Inc. Class A......................................          28,236           426,928
  *IntercontinentalExchange, Inc................................................          11,987         1,372,272
  #International Bancshares Corp................................................          42,610           818,964
  *Intervest Bancshares Corp.Class A............................................           9,069            26,300
  *INTL FCStone, Inc............................................................          11,554           296,707
   Invesco, Ltd.................................................................         181,470         4,095,778
  *Investment Technology Group, Inc.............................................          21,951           248,924
 #*Investors BanCorp, Inc.......................................................          78,574         1,159,752
  *Investors Capital Holdings, Ltd..............................................           1,190             4,689
   Investors Title Co...........................................................             675            27,176
  #Janus Capital Group, Inc.....................................................          99,977           786,819


                                      1034

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Jefferies Group, Inc.........................................................          81,978   $     1,246,885
  *Jefferson Bancshares, Inc....................................................             200               550
   JMP Group, Inc...............................................................          12,131            89,527
  #Jones Lang LaSalle, Inc......................................................          20,093         1,582,525
   JPMorgan Chase & Co..........................................................         781,550        29,151,815
   Kaiser Federal Financial Group, Inc..........................................           4,666            61,731
  #KBW, Inc.....................................................................          19,767           342,562
   Kearny Financial Corp........................................................          38,365           354,109
   Kemper Corp..................................................................          36,737         1,093,660
  #Kennedy-Wilson Holdings, Inc.................................................          11,027           148,093
   Kentucky First Federal BanCorp...............................................           1,549            14,173
   KeyCorp......................................................................         407,459         3,165,956
 #*Knight Capital Group, Inc. Class A...........................................          62,910           817,201
   Lake Shore BanCorp, Inc......................................................             125             1,206
   Lakeland BanCorp, Inc........................................................          14,927           148,822
   Lakeland Financial Corp......................................................          10,027           254,084
   Landmark BanCorp, Inc........................................................           1,157            21,393
   Legg Mason, Inc..............................................................          65,819         1,676,410
  #Leucadia National Corp.......................................................          96,689         2,684,087
  #Life Partners Holdings, Inc..................................................           3,480            16,112
   Lincoln National Corp........................................................          96,884         2,086,881
   LNB BanCorp, Inc.............................................................           5,305            28,700
   Loews Corp...................................................................          75,812         2,828,546
  *Louisiana BanCorp, Inc.......................................................           2,000            31,700
 #*LPL Investment Holdings, Inc.................................................           5,491           180,379
   M&T Bank Corp................................................................          49,846         3,974,720
 #*Macatawa Bank Corp...........................................................          17,866            46,988
   Maiden Holdings, Ltd.........................................................          38,708           360,759
   MainSource Financial Group, Inc..............................................          12,698           119,234
 #*Markel Corp..................................................................           4,339         1,748,921
   MarketAxess Holdings, Inc....................................................          17,326           537,972
   Marlin Business Services Corp................................................           7,482           107,067
   Marsh & McLennan Cos., Inc...................................................          49,464         1,562,568
  *Maui Land & Pineapple Co., Inc...............................................           1,700             6,919
   MB Financial, Inc............................................................          33,419           606,555
 #*MBIA, Inc....................................................................         166,900         2,056,208
 #*MBT Financial Corp...........................................................           1,990             2,488
   MCG Capital Corp.............................................................          45,644           213,614
   Meadowbrook Insurance Group, Inc.............................................          30,827           307,345
   Medallion Financial Corp.....................................................          10,317           114,416
 #*Mercantile Bank Corp.........................................................           4,389            50,078
   Merchants Bancshares, Inc....................................................           2,560            72,832
   Mercury General Corp.........................................................          33,827         1,478,240
  *Meridian Interstate BanCorp, Inc.............................................          12,664           163,619
   Meta Financial Group, Inc....................................................             673            12,087
   MetLife, Inc.................................................................         210,472         7,435,976
  *Metro BanCorp, Inc...........................................................           8,480            92,771
  *MetroCorp. Bancshares, Inc...................................................           1,365             9,678
 #*MGIC Investment Corp.........................................................          88,496           335,400
   MicroFinancial, Inc..........................................................           1,885            12,347
   MidSouth BanCorp, Inc........................................................           3,894            50,817
   MidWestOne Financial Group, Inc..............................................           2,909            47,649
   Montpelier Re Holdings, Ltd..................................................          40,003           694,852
   Moody's Corp.................................................................          19,475           725,054
   Morgan Stanley...............................................................         258,332         4,817,892
   MSB Financial Corp...........................................................             687             3,277
 #*MSCI, Inc....................................................................          17,208           560,637
   MutualFirst Financial, Inc...................................................           1,660            14,940
  *NASDAQ OMX Group, Inc. (The).................................................          76,306         1,890,863
 #*National Financial Partners Corp.............................................          24,819           382,213
  #National Interstate Corp.....................................................          11,338           296,035


                                      1035

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   National Penn Bancshares, Inc................................................          95,015   $       825,680
   National Western Life Insurance Co. Class A..................................             577            83,353
  *Navigators Group, Inc. (The).................................................          12,200           582,916
  #NBT BanCorp, Inc.............................................................          24,899           560,228
   Nelnet, Inc. Class A.........................................................          21,930           540,574
 #*Netspend Holdings, Inc.......................................................           1,100             9,603
   New England Bancshares, Inc..................................................           1,592            15,944
   New Hampshire Thrift Bancshares, Inc.........................................           2,140            26,108
  #New York Community BanCorp, Inc..............................................         182,246         2,312,702
  *NewBridge BanCorp............................................................           7,017            27,717
  *Newport BanCorp, Inc.........................................................           1,100            13,948
  *NewStar Financial, Inc.......................................................          29,292           284,718
   Nicholas Financial, Inc......................................................              95             1,227
  *North Valley BanCorp.........................................................              67               671
   Northeast Community BanCorp, Inc.............................................           5,046            34,616
   Northern Trust Corp..........................................................          38,568         1,589,387
   Northfield BanCorp, Inc......................................................          24,874           365,648
   Northrim BanCorp, Inc........................................................           2,509            50,406
   Northwest Bancshares, Inc....................................................          61,791           761,265
  #Norwood Financial Corp.......................................................              65             1,760
   NYSE Euronext, Inc...........................................................         100,018         2,656,478
   Ocean Shore Holding Co.......................................................           3,233            33,914
   OceanFirst Financial Corp....................................................          11,043           149,633
 #*Ocwen Financial Corp.........................................................          65,035           935,854
   Ohio Valley Banc Corp........................................................           1,078            20,142
   Old National BanCorp.........................................................          60,073           707,059
  #Old Republic International Corp..............................................         160,724         1,587,953
 #*Old Second BanCorp, Inc......................................................           3,672             4,480
  *OmniAmerican BanCorp, Inc....................................................           5,502            90,508
   OneBeacon Insurance Group, Ltd. Class A......................................          15,597           247,680
   Oppenheimer Holdings, Inc. Class A...........................................           6,112           106,593
   Oriental Financial Group, Inc................................................          25,874           295,999
   Oritani Financial Corp.......................................................          34,113           442,446
   Osage Bancshares, Inc........................................................           1,100             8,476
 #*Pacific Capital BanCorp......................................................           7,766           216,671
   Pacific Continental Corp.....................................................          10,322            91,453
  *Pacific Mercantile BanCorp...................................................           4,134            15,296
   PacWest BanCorp..............................................................          20,985           446,351
   Park National Corp...........................................................           9,626           666,408
 #*Park Sterling Corp...........................................................           7,919            34,685
   PartnerRe, Ltd...............................................................          27,922         1,826,657
   Peapack-Gladstone Financial Corp.............................................           2,972            34,029
   Penns Woods BanCorp, Inc.....................................................           2,317            91,730
   Peoples BanCorp. of North Carolina...........................................             126               777
   Peoples BanCorp, Inc.........................................................           6,533           102,307
   People's United Financial, Inc...............................................         156,146         1,925,280
 #*PHH Corp.....................................................................          34,577           400,747
  *Phoenix Cos., Inc. (The).....................................................          50,709           104,461
  *PICO Holdings, Inc...........................................................          14,057           310,238
 #*Pinnacle Financial Partners, Inc.............................................          20,920           352,293
  *Piper Jaffray Cos., Inc......................................................          10,445           232,401
   Platinum Underwriters Holdings, Ltd..........................................          22,758           779,462
   PNC Financial Services Group, Inc............................................         110,642         6,519,027
  *Popular, Inc.................................................................         261,157           410,016
   Porter BanCorp, Inc..........................................................           3,191             7,052
 #*Portfolio Recovery Associates, Inc...........................................          10,595           688,145
  *Preferred Bank...............................................................           1,426            12,135
  *Premier Financial BanCorp, Inc...............................................           1,250             7,188
   Presidential Life Corp.......................................................          14,194           158,263
  #Primerica, Inc...............................................................          40,283           986,934
 #*Primus Guaranty, Ltd.........................................................           9,727            53,499


                                      1036

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Princeton National BanCorp, Inc..............................................             501   $           726
   Principal Financial Group, Inc...............................................         127,627         3,485,493
   PrivateBanCorp, Inc..........................................................          40,951           579,047
   ProAssurance Corp............................................................          19,955         1,628,927
 #*Progressive Corp.............................................................          90,949         1,844,446
  #Prosperity Bancshares, Inc...................................................          29,001         1,203,832
   Protective Life Corp.........................................................          51,347         1,284,188
  *Providence Community Bancshares, Inc.........................................             100                12
   Provident Financial Holdings, Inc............................................           4,700            44,227
   Provident Financial Services, Inc............................................          37,400           517,616
   Provident New York BanCorp...................................................          24,242           200,239
   Prudential BanCorp, Inc. of Pennsylvania.....................................           1,666             9,130
   Prudential Financial, Inc....................................................          96,595         5,529,098
  #Pulaski Financial Corp.......................................................           4,605            33,432
   Pzena Investment Management, Inc. Class A....................................           2,289            10,552
   QC Holdings, Inc.............................................................           6,713            22,287
   QCR Holdings, Inc............................................................             797             7,316
  #Radian Group, Inc............................................................          31,400            86,350
   .*Rainier Pacific Financial Group, Inc.......................................           1,250                --
   Raymond James Financial, Inc.................................................          55,106         1,928,710
   Regions Financial Corp.......................................................         365,765         1,909,293
   Reinsurance Group of America, Inc............................................          30,631         1,669,083
   RenaissanceRe Holdings, Ltd..................................................          30,693         2,243,965
   Renasant Corp................................................................          14,640           231,019
   Republic BanCorp, Inc. Class A...............................................          10,905           277,096
  *Republic First BanCorp, Inc..................................................           9,044            15,827
   Resource America, Inc. Class A...............................................           9,293            51,762
  *Riverview BanCorp, Inc.......................................................           5,533            11,398
  #RLI Corp.....................................................................          13,267           946,202
   Rockville Financial, Inc.....................................................          17,739           193,000
  *Rodman & Renshaw Capital Group, Inc..........................................           2,077             1,786
   Roma Financial Corp..........................................................          14,191           146,451
 #*Royal Bancshares of Pennsylvania, Inc. Class A...............................           2,289             2,999
  *Rurban Financial Corp........................................................             600             1,884
   S&T BanCorp, Inc.............................................................          18,553           402,786
   S.Y. BanCorp, Inc............................................................           8,381           183,795
  *Safeguard Scientifics, Inc...................................................          12,834           204,061
   Safety Insurance Group, Inc..................................................           9,369           392,655
   Salisbury BanCorp, Inc.......................................................             300             7,110
   Sandy Spring BanCorp, Inc....................................................          14,757           269,463
  *Savannah BanCorp, Inc. (The).................................................           1,179             5,883
   SCBT Financial Corp..........................................................           8,580           265,379
   SeaBright Holdings, Inc......................................................          13,063           104,765
  *Seacoast Banking Corp.of Florida.............................................           4,068             6,712
  #SEI Investments Co...........................................................          33,879           622,357
   Selective Insurance Group, Inc...............................................          33,598           604,092
   Shore Bancshares, Inc........................................................           1,418             7,742
   SI Financial Group, Inc......................................................           4,055            42,091
   Sierra BanCorp...............................................................           6,986            63,782
 #*Signature Bank...............................................................          23,842         1,386,412
   Simmons First National Corp.Class A..........................................          10,707           294,978
   SLM Corp.....................................................................         140,466         2,099,967
   Somerset Hills BanCorp.......................................................           1,096             8,587
  *Southcoast Financial Corp....................................................             990             1,485
  *Southern Community Financial Corp............................................           4,210             5,136
  *Southern First Bancshares, Inc...............................................              16               118
   Southern Missouri BanCorp, Inc...............................................              65             1,477
  *Southern National BanCorp. of Virginia, Inc..................................             417             2,606
  #Southside Bancshares, Inc....................................................           9,754           208,736
  *Southwest BanCorp, Inc.......................................................          10,053            83,943
 #*St. Joe Co. (The)............................................................          45,997           734,572


                                      1037

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   StanCorp. Financial Group, Inc...............................................          26,285   $     1,016,178
   State Auto Financial Corp....................................................          23,175           290,151
   State Street Corp............................................................         104,934         4,111,314
   StellarOne Corp..............................................................          13,605           167,069
   Sterling BanCorp.............................................................          18,164           173,466
   Stewart Information Services Corp............................................          11,609           158,463
  *Stifel Financial Corp........................................................          32,441         1,169,822
  *Stratus Properties, Inc......................................................             271             2,466
  *Suffolk BanCorp..............................................................           5,363            65,214
   Summit State Bank............................................................             361             2,040
 #*Sun BanCorp, Inc.............................................................          17,231            50,315
   SunTrust Banks, Inc..........................................................          92,044         1,893,345
   Susquehanna Bancshares, Inc..................................................          95,821           875,804
 #*SVB Financial Group..........................................................          26,267         1,524,537
   SWS Group, Inc...............................................................          14,900           109,515
   Symetra Financial Corp.......................................................          51,755           477,181
   Synovus Financial Corp.......................................................         113,415           197,342
   T. Rowe Price Group, Inc.....................................................          11,700           676,728
 #*Taylor Capital Group, Inc....................................................          11,792           145,867
  #TCF Financial Corp...........................................................          86,431           867,767
   TD Ameritrade Holding Corp...................................................          99,756         1,607,069
   Teche Holding Co.............................................................             651            23,371
 #*Tejon Ranch Co...............................................................          11,433           325,840
   Territorial BanCorp, Inc.....................................................           7,203           148,958
  #Teton Advisors, Inc..........................................................              29               515
 #*Texas Capital Bancshares, Inc................................................          22,992           729,306
   TF Financial Corp............................................................             840            19,022
 #*TFS Financial Corp...........................................................         112,265         1,010,385
   Thomas Properties Group, Inc.................................................          21,354            68,546
  *Timberland BanCorp, Inc......................................................             899             3,596
  #Tompkins Financial Corp......................................................           7,102           287,205
   Torchmark Corp...............................................................          43,587         1,990,618
   Tower BanCorp, Inc...........................................................           5,317           163,710
   Tower Group, Inc.............................................................          24,426           527,357
  #TowneBank....................................................................          15,660           206,712
   Transatlantic Holdings, Inc..................................................          30,953         1,716,344
  *Transcontinental Realty Investors, Inc.......................................             860             2,116
  #Travelers Cos., Inc. (The)...................................................         100,570         5,863,231
  *Tree.com, Inc................................................................           5,024            29,491
   TriCo Bancshares.............................................................           8,888           132,787
   Trustco Bank Corp............................................................          58,901           329,257
  #Trustmark Corp...............................................................          40,971           965,686
   U.S. BanCorp.................................................................         367,209        10,362,638
   UMB Financial Corp...........................................................          25,211           972,640
   Umpqua Holdings Corp.........................................................          72,256           879,356
   Union Bankshares, Inc........................................................             337             6,457
   Union First Market Bankshares Corp...........................................          14,903           204,767
  *United Bancshares, Inc.......................................................             606             4,539
  #United Bankshares, Inc.......................................................          31,683           884,273
  *United Community Banks, Inc..................................................          12,873            97,706
  *United Community Financial Corp..............................................           1,464             1,815
   United Financial BanCorp, Inc................................................          10,899           175,910
   United Fire & Casualty Co....................................................          16,201           318,026
  *United Security Bancshares...................................................           1,816             4,377
  *Unity BanCorp, Inc...........................................................           2,239            13,882
   Universal Insurance Holdings, Inc............................................          23,744            95,213
   Univest Corp.of Pennsylvania.................................................          10,357           153,491
   Unum Group...................................................................         124,496         2,842,244
   Validus Holdings, Ltd........................................................          61,945         1,986,576
  #Valley National BanCorp......................................................         110,910         1,322,047
   ViewPoint Financial Group....................................................          34,190           464,642


                                      1038

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Virginia Commerce BanCorp, Inc...............................................          17,508   $       155,121
  *Virtus Investment Partners, Inc..............................................           1,141            90,561
   VIST Financial Corp..........................................................             400             4,688
  #Waddell & Reed Financial, Inc................................................          12,057           330,965
  *Walker & Dunlop, Inc.........................................................              16               190
   Washington Banking Co........................................................           9,151           121,159
  #Washington Federal, Inc......................................................          66,292         1,044,762
   Washington Trust BanCorp, Inc................................................          10,073           248,702
  *Waterstone Financial, Inc....................................................          11,388            27,901
   Wayne Savings Bancshares, Inc................................................             243             1,967
   Webster Financial Corp.......................................................          55,701         1,180,861
   Wells Fargo & Co.............................................................       1,008,724        29,464,828
   WesBanco, Inc................................................................          17,005           339,420
   West BanCorp.oration, Inc....................................................           9,721            94,488
  *West Coast BanCorp...........................................................          11,549           184,553
   Westamerica BanCorp.oration..................................................          18,055           838,655
 #*Western Alliance BanCorp.....................................................          51,021           407,658
   Westfield Financial, Inc.....................................................          18,225           145,618
   Westwood Holdings Group, Inc.................................................           1,984            79,162
   White Mountains Insurance Group, Ltd.........................................           4,671         2,107,742
   White River Capital, Inc.....................................................             135             2,815
   Willis Group Holdings P.L.C..................................................          26,340         1,023,836
  *Wilshire BanCorp, Inc........................................................          22,118            77,413
   Wintrust Financial Corp......................................................          22,024           675,036
 #*World Acceptance Corp........................................................          10,120           644,846
  #WR Berkley Corp..............................................................          55,420         1,899,243
  *WSB Holdings, Inc............................................................             400             1,168
   WSFS Financial Corp..........................................................           1,362            52,995
   WVS Financial Corp...........................................................             757             6,590
   XL Group P.L.C...............................................................         136,387         2,764,564
  *Yadkin Valley Financial Corp.................................................           3,076             6,367
   Zions BanCorp.oration........................................................         101,893         1,715,878
  *ZipRealty, Inc...............................................................          10,238            11,159
                                                                                                   ---------------
Total Financials................................................................                       460,890,425
                                                                                                   ---------------
Health Care -- (9.1%)
  *Abaxis, Inc..................................................................           9,054           245,182
   Abbott Laboratories..........................................................          69,977         3,789,255
  *ABIOMED, Inc.................................................................          17,200           318,372
 #*Acadia Healthcare Co., Inc...................................................           2,170            26,561
 #*Accretive Health, Inc........................................................           2,188            58,704
  *Accuray, Inc.................................................................          42,228           238,588
 #*Achillion Pharmaceuticals, Inc...............................................             900             9,981
  *Adcare Health Systems, Inc...................................................           2,747            13,131
  *Addus HomeCare Corp..........................................................           4,088            14,901
   Aetna, Inc...................................................................          79,467         3,472,708
  *Affymax, Inc.................................................................          21,288           170,091
  *Affymetrix, Inc..............................................................          43,784           210,601
  *Agilent Technologies, Inc....................................................          24,423         1,037,245
 #*Air Methods Corp.............................................................           6,793           572,650
 #*Akorn, Inc...................................................................           6,306            72,267
  *Albany Molecular Research, Inc...............................................          15,351            46,974
 #*Alere, Inc...................................................................          46,139         1,114,257
 #*Alexion Pharmaceuticals, Inc.................................................          12,000           921,120
  *Align Technology, Inc........................................................          36,980           871,249
  *Alkermes P.L.C...............................................................          39,848           749,541
  #Allergan, Inc................................................................          15,701         1,380,275
  *Alliance HealthCare Services, Inc............................................           1,429             1,629
  *Allied Healthcare Products, Inc..............................................             500             1,735
  *Allos Therapeutics, Inc......................................................             200               310
 #*Allscripts Healthcare Solutions, Inc.........................................          90,873         1,737,492


                                      1039

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Almost Family, Inc...........................................................           4,854   $        91,449
 #*Alnylam Pharmaceuticals, Inc.................................................          15,940           184,266
  *Alphatec Holdings, Inc.......................................................          39,174            68,946
  *AMAG Pharmaceuticals, Inc....................................................           9,482           155,694
 #*Amedisys, Inc................................................................          15,159           159,170
  *American Dental Partners, Inc................................................           8,043           152,576
 #*AMERIGROUP Corp..............................................................          28,645         1,948,146
  #AmerisourceBergen Corp.......................................................          46,200         1,800,414
   Amgen, Inc...................................................................          85,813         5,827,561
 #*Amicus Therapeutics, Inc.....................................................           6,246            40,599
  *AMN Healthcare Services, Inc.................................................          22,118           112,581
  *Amsurg Corp..................................................................          18,934           487,550
   Analogic Corp................................................................           7,571           429,503
  *AngioDynamics, Inc...........................................................          16,100           208,656
  *Anika Therapeutics, Inc......................................................           7,577            69,708
 #*Anthera Pharmaceuticals, Inc.................................................             352             2,774
 #*Ariad Pharmaceuticals, Inc...................................................          52,500           774,375
  *Arqule, Inc..................................................................           7,709            60,901
  *Array BioPharma, Inc.........................................................             785             2,159
  *ArthroCare Corp..............................................................          16,168           499,753
   Assisted Living Concepts, Inc. Class A.......................................          12,726           199,544
  *Astex Pharmaceuticals, Inc...................................................          29,938            81,132
 #*athenahealth, Inc............................................................           2,911           169,362
  *AtriCure, Inc................................................................           3,000            34,560
   Atrion Corp..................................................................           1,070           261,497
 #*AVANIR Pharmaceuticals, Inc. Class A.........................................           5,750            16,905
 #*AVEO Pharmaceuticals, Inc....................................................           9,260           122,047
   Bard (C.R.), Inc.............................................................           4,700           434,844
   Baxter International, Inc....................................................          22,821         1,266,109
   Becton Dickinson & Co........................................................          12,012           941,861
  *BioClinica, Inc..............................................................           7,438            38,901
 #*BioCryst Pharmaceuticals, Inc................................................          13,395            46,749
  *Biogen Idec, Inc.............................................................          16,395         1,933,298
 #*BioMarin Pharmaceutical, Inc.................................................          15,781           562,908
 #*BioMimetic Therapeutics, Inc.................................................           1,978             3,897
 #*Bio-Rad Laboratories, Inc. Class A...........................................          13,962         1,417,981
  *Bio-Rad Laboratories, Inc. Class B...........................................             544            55,238
 #*Bio-Reference Labs, Inc......................................................          14,532           281,194
  *BioScrip, Inc................................................................          33,184           179,525
 #*BioSpecifics Technologies Corp...............................................           1,000            19,020
 #*Boston Scientific Corp.......................................................         624,825         3,723,957
  *Bovie Medical Corp...........................................................           6,261            18,971
   Bristol-Myers Squibb Co......................................................         143,332         4,621,024
 #*Brookdale Senior Living, Inc.................................................          52,527           924,475
 #*Bruker Corp..................................................................          20,193           286,741
 #*BSD Medical Corp.............................................................           1,500             3,375
 #*Cadence Pharmaceuticals, Inc.................................................           8,942            37,288
  *Cambrex Corp.................................................................          19,415           152,602
   Cantel Medical Corp..........................................................          10,633           335,684
  *Capital Senior Living Corp...................................................          16,689           135,181
   Cardinal Health, Inc.........................................................          31,700         1,364,051
  *CardioNet, Inc...............................................................          11,275            35,516
  *CareFusion Corp..............................................................          92,912         2,225,242
  *CAS Medical Systems, Inc.....................................................             415               739
 #*Catalyst Health Solutions, Inc...............................................          15,674           858,308
 #*Celgene Corp.................................................................          21,053         1,530,553
 #*Celldex Therapeutics, Inc....................................................          27,352           129,922
  *Centene Corp.................................................................          30,879         1,395,731
 #*Cepheid, Inc.................................................................          10,300           453,818
 #*Cerner Corp..................................................................          18,200         1,108,198
  *Charles River Laboratories International, Inc................................          25,443           859,210


                                      1040

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  #Chemed Corp..................................................................          12,670   $       711,294
 #*Chindex International, Inc...................................................           2,998            27,162
   Cigna Corp...................................................................          65,291         2,926,996
 #*Codexis, Inc.................................................................          16,222            90,357
  *CombiMatrix Corp.............................................................           2,103             3,575
  *Community Health Systems, Inc................................................          50,652           947,192
   Computer Programs & Systems, Inc.............................................           2,800           160,300
 #*Conceptus, Inc...............................................................          19,410           240,296
  *CONMED Corp..................................................................          16,816           494,390
  *Conmed Healthcare Management, Inc............................................             476             1,357
   Cooper Cos., Inc. (The)......................................................          29,223         2,108,147
  *Corvel Corp..................................................................           6,649           323,673
 #*Covance, Inc.................................................................          30,279         1,326,523
  *Coventry Health Care, Inc....................................................          61,189         1,839,953
   Covidien P.L.C...............................................................          44,304         2,281,656
  *Cross Country Healthcare, Inc................................................          13,754            84,862
  *CryoLife, Inc................................................................          16,486            88,035
 #*Cubist Pharmaceuticals, Inc..................................................          30,921         1,262,195
 #*Cumberland Pharmaceuticals, Inc..............................................          12,374            75,358
  *Cutera, Inc..................................................................           8,423            65,615
 #*Cyberonics, Inc..............................................................           7,055           229,288
  *Cynosure, Inc. Class A.......................................................           4,814            67,059
 #*Cytori Therapeutics, Inc.....................................................          15,660            53,714
  *DaVita, Inc..................................................................          14,595         1,194,017
   Daxor Corp...................................................................           1,894            17,955
  #DENTSPLY International, Inc..................................................          35,485         1,339,204
 #*DepoMed, Inc.................................................................          29,620           177,720
  *Digirad Corp.................................................................           8,621            17,328
  *Durect Corp..................................................................           2,398             1,894
  *DUSA Pharmaceuticals, Inc....................................................           6,700            32,160
 #*Dynacq Healthcare, Inc.......................................................           2,399             2,255
 #*Edwards Lifesciences Corp....................................................          10,600           876,302
   Eli Lilly & Co...............................................................          48,546         1,929,218
  *Emergent Biosolutions, Inc...................................................          20,887           354,452
 #*Emeritus Corp................................................................          25,380           443,135
  *Endo Pharmaceuticals Holdings, Inc...........................................          65,499         2,434,598
 #*Endologix, Inc...............................................................           6,910            89,692
  #Ensign Group, Inc. (The).....................................................          12,993           344,444
  *Enzo Biochem, Inc............................................................          25,466            64,938
 #*Enzon Pharmaceuticals, Inc...................................................          30,849           219,953
  *eResearch Technology, Inc....................................................          27,277           151,115
 #*Exactech, Inc................................................................           7,153           118,311
 #*Exelixis, Inc................................................................          35,286           187,722
 #*Express Scripts, Inc.........................................................          19,600         1,002,736
  *Five Star Quality Care, Inc..................................................          19,655            71,348
  *Forest Laboratories, Inc.....................................................          77,285         2,456,117
  *Furiex Pharmaceuticals, Inc..................................................           5,544            87,872
  *Genomic Health, Inc..........................................................           6,798           188,644
 #*Gen-Probe, Inc...............................................................          11,200           749,616
 #*Gentiva Health Services, Inc.................................................           6,735            48,896
 #*Gilead Sciences, Inc.........................................................          32,650         1,594,626
  *Greatbatch, Inc..............................................................          14,728           344,930
  *GTx, Inc.....................................................................           2,178            12,741
  *Haemonetics Corp.............................................................          15,530         1,008,829
 #*Halozyme Therapeutics, Inc...................................................          19,419           205,065
  *Hanger Orthopedic Group, Inc.................................................          19,019           372,582
 #*Hansen Medical, Inc..........................................................             803             2,513
  *Harvard Bioscience, Inc......................................................          15,686            63,685
 #*Health Management Associates, Inc............................................          66,606           426,944
 #*Health Net, Inc..............................................................          51,725         1,952,102
 #*HealthSouth Corp.............................................................          27,299           526,598


                                      1041

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *HealthStream, Inc............................................................          12,289   $       228,330
  *Healthways, Inc..............................................................          20,450           154,602
 #*Henry Schein, Inc............................................................          27,023         1,915,660
   Hill-Rom Holdings, Inc.......................................................          28,004           924,412
  *Hi-Tech Pharmacal Co., Inc...................................................           8,300           323,534
 #*HMS Holdings Corp............................................................          23,760           784,318
  *Hologic, Inc.................................................................         100,271         2,044,526
 #*Hospira, Inc.................................................................          48,274         1,663,522
   Humana, Inc..................................................................          43,199         3,845,575
  *ICU Medical, Inc.............................................................           8,484           394,251
 #*Idenix Pharmaceuticals, Inc..................................................          17,400           232,986
  *Idera Pharmaceuticals, Inc...................................................          12,951            13,728
 #*IDEXX Laboratories, Inc......................................................           8,700           735,933
 #*Illumina, Inc................................................................           8,304           429,815
 #*ImmunoGen, Inc...............................................................          10,412           147,017
 #*Immunomedics, Inc............................................................           7,638            26,886
  *Impax Laboratories, Inc......................................................          41,414           781,482
 #*Incyte Corp..................................................................          40,400           715,080
 #*Infinity Pharmaceuticals, Inc................................................          11,550            70,224
  *Integra LifeSciences Holdings Corp...........................................          16,570           489,146
  *IntegraMed America, Inc......................................................           5,327            48,209
 #*InterMune, Inc...............................................................          14,360           215,400
 #*Intuitive Surgical, Inc......................................................           2,000           919,820
   Invacare Corp................................................................          19,173           327,475
 #*IPC The Hospitalist Co.......................................................           7,916           266,690
  *Iridex Corp..................................................................           1,600             6,240
  *IRIS International, Inc......................................................          10,758           105,321
  *ISTA Pharmaceuticals, Inc....................................................          12,819           103,321
  *Jazz Pharmaceuticals P.L.C...................................................          14,023           652,070
   Johnson & Johnson............................................................         139,407         9,188,315
  *Kensey Nash Corp.............................................................           5,730           132,993
   Kewaunee Scientific Corp.....................................................             674             6,268
  *Kindred Healthcare, Inc......................................................          21,779           267,228
 #*K-V Pharmaceutical Co. Class A...............................................           5,000            10,300
 #*K-V Pharmaceutical Co. Class B...............................................             900             1,917
 #*Laboratory Corp.of America Holdings..........................................           7,500           685,425
   Landauer, Inc................................................................           2,500           142,050
 #*Lannet Co., Inc..............................................................          13,677            69,479
  *LCA-Vision, Inc..............................................................           9,225            46,863
   LeMaitre Vascular, Inc.......................................................           9,392            54,380
 #*LHC Group, Inc...............................................................           9,740           144,347
  *Life Technologies Corp.......................................................          50,168         2,429,636
  *LifePoint Hospitals, Inc.....................................................          30,800         1,237,852
  *Ligand Pharmaceuticals, Inc. Class B.........................................           3,974            49,476
  #Lincare Holdings, Inc........................................................          44,593         1,145,594
 #*Luminex Corp.................................................................          17,387           342,524
  *Magellan Health Services, Inc................................................          21,872         1,067,791
 #*MannKind Corp................................................................          23,193            62,621
 #*MAP Pharmaceuticals, Inc.....................................................           3,418            48,365
  *Masimo Corp..................................................................          12,400           265,360
  *Maxygen, Inc.................................................................          19,082           106,668
   McKesson Corp................................................................          22,964         1,876,618
  *MedAssets, Inc...............................................................          32,742           345,756
  *MedCath Corp.................................................................           9,997            72,478
  *Medco Health Solutions, Inc..................................................          20,695         1,283,504
 #*Medical Action Industries, Inc...............................................           9,533            50,525
 #*Medicines Co. (The)..........................................................          33,597           675,972
 #*MediciNova, Inc..............................................................           1,492             2,820
  #Medicis Pharmaceutical Corp.Class A..........................................          34,332         1,136,046
 #*Medidata Solutions, Inc......................................................           5,897           123,247
 #*Medivation, Inc..............................................................           7,200           398,952


                                      1042

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Mednax, Inc..................................................................          25,240   $     1,797,593
  *Medtox Scientific, Inc.......................................................           4,994            84,898
   Medtronic, Inc...............................................................          78,200         3,016,174
   Merck & Co., Inc.............................................................         572,204        21,892,525
 #*Merge Healthcare, Inc........................................................           7,000            38,360
  #Meridian Bioscience, Inc.....................................................           8,570           149,461
 #*Merit Medical Systems, Inc...................................................          24,905           351,410
 #*Metabolix, Inc...............................................................           2,632             6,975
  *Metropolitan Health Networks, Inc............................................          28,005           224,600
 #*Mettler Toledo International, Inc............................................           2,600           456,300
 #*Micromet, Inc................................................................          19,420           212,261
  *Molina Healthcare, Inc.......................................................          27,483           841,255
 #*Momenta Pharmaceuticals, Inc.................................................          19,651           308,324
 #*MWI Veterinary Supply, Inc...................................................           6,600           518,166
  *Mylan, Inc...................................................................         135,096         2,803,242
  *Myrexis, Inc.................................................................          15,033            42,694
 #*Myriad Genetics, Inc.........................................................          26,739           632,645
  *Nabi Biopharmaceuticals......................................................          11,787            21,806
   National Healthcare Corp.....................................................           8,125           360,181
   National Research Corp.......................................................           2,780           109,449
 #*Natus Medical, Inc...........................................................          20,161           228,021
  *Neogen Corp..................................................................           9,826           320,033
  *Neurocrine Biosciences, Inc..................................................          12,479           116,055
 #*NPS Pharmaceuticals, Inc.....................................................           5,912            45,404
  *NuVasive, Inc................................................................          22,865           354,408
 #*NxStage Medical, Inc.........................................................           3,870            69,428
  *Obagi Medical Products, Inc..................................................          12,025           123,256
  #Omnicare, Inc................................................................          68,736         2,256,603
  *Omnicell, Inc................................................................          20,538           317,928
 #*OncoGenex Pharmaceutical, Inc................................................             900            12,510
 #*Oncothyreon, Inc.............................................................             491             3,344
 #*Onyx Pharmaceuticals, Inc....................................................          27,395         1,121,551
 #*Optimer Pharmaceuticals, Inc.................................................           4,057            52,619
  *OraSure Technologies, Inc....................................................          24,744           275,401
  *Orexigen Therapeutics, Inc...................................................           1,000             2,740
  *Orthofix International N.V...................................................          11,010           442,052
 #*Osiris Therapeutics, Inc.....................................................           7,183            41,877
   Owens & Minor, Inc...........................................................          32,150           977,682
 #*Pain Therapeutics, Inc.......................................................          21,575            95,577
  *Palomar Medical Technologies, Inc............................................          11,236           101,686
  *Par Pharmaceutical Cos., Inc.................................................          22,688           819,264
  *PAREXEL International Corp...................................................          36,643           883,096
  #Patterson Cos., Inc..........................................................          58,491         1,883,995
  *PDI, Inc.....................................................................           6,807            43,633
   PDL BioPharma, Inc...........................................................          55,393           353,961
   PerkinElmer, Inc.............................................................          64,398         1,544,264
  *Pernix Therapeutics Holdings, Inc............................................             733             7,374
  #Perrigo Co...................................................................           8,500           812,600
   Pfizer, Inc..................................................................       1,531,307        32,769,970
  *PharMerica Corp..............................................................          16,573           207,991
 #*Pozen, Inc...................................................................           8,141            34,681
  *Progenics Pharmaceuticals, Inc...............................................          18,210           175,544
  *ProPhase Labs, Inc...........................................................           2,300             2,760
  *Providence Service Corp......................................................           7,820           118,004
  *pSivida Corp.................................................................           9,893            11,872
 #*PSS World Medical, Inc.......................................................          26,198           635,825
  #Quality Systems, Inc.........................................................           9,200           373,152
   Quest Diagnostics, Inc.......................................................          30,431         1,767,432
 #*Questcor Pharmaceuticals, Inc................................................          23,700           839,691
 #*Quidel Corp..................................................................          20,681           295,738
  *RadNet, Inc..................................................................           7,100            17,821


                                      1043

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Regeneron Pharmaceuticals, Inc...............................................          13,800   $     1,253,868
  *Repligen Corp................................................................          16,191            64,926
 #*ResMed, Inc..................................................................          48,888         1,419,219
 #*Rigel Pharmaceuticals, Inc...................................................          42,261           412,890
 #*Rochester Medical Corp.......................................................           5,857            43,635
 #*Rockwell Medical Technologies, Inc...........................................           4,331            46,905
  *RTI Biologics, Inc...........................................................          34,346           118,494
 #*Salix Pharmaceuticals, Ltd...................................................          18,332           883,602
 #*Sangamo BioSciences, Inc.....................................................           7,748            26,731
  *Santarus, Inc................................................................          17,297            84,755
  *SciClone Pharmaceuticals, Inc................................................          35,069           167,981
 #*Seattle Genetics, Inc........................................................          19,300           365,349
 #*Select Medical Holdings Corp.................................................          76,777           636,481
 #*Sequenom, Inc................................................................          10,153            43,759
  *Sirona Dental Systems, Inc...................................................          26,890         1,300,132
  *Skilled Healthcare Group, Inc. Class A.......................................          11,015            67,632
  *Solta Medical, Inc...........................................................          11,344            34,032
  *SonoSite, Inc................................................................           7,836           422,439
   Span-American Medical System, Inc............................................           1,468            22,284
  *Spectranetics Corp...........................................................          19,200           159,936
 #*Spectrum Pharmaceuticals, Inc................................................          22,097           310,905
   St. Jude Medical, Inc........................................................          17,232           718,747
 #*Staar Surgical Co............................................................          10,301           112,178
  *Stereotaxis, Inc.............................................................           2,600             1,830
  #STERIS Corp..................................................................          32,797           986,534
  *Strategic Diagnostics, Inc...................................................           7,207            13,333
  #Stryker Corp.................................................................          22,835         1,265,744
  *Sucampo Pharmaceuticals, Inc. Class A........................................           7,118            31,604
  *Sun Healthcare Group, Inc....................................................          12,035            54,639
 #*Sunrise Senior Living, Inc...................................................          31,916           226,923
  *SurModics, Inc...............................................................          11,126           160,437
  *Symmetry Medical, Inc........................................................          21,405           160,752
 #*Synageva BioPharma Corp......................................................           1,661            59,015
  *Synovis Life Technologies, Inc...............................................           6,685           186,979
 #*Synta Pharmaceuticals Corp...................................................          12,130            56,162
 #*Targacept, Inc...............................................................           8,718            53,005
 #*Team Health Holdings, Inc....................................................          14,267           293,900
  #Techne Corp..................................................................           4,502           307,262
   Teleflex, Inc................................................................          25,269         1,546,210
  *Tenet Healthcare Corp........................................................         274,909         1,454,269
 #*Theravance, Inc..............................................................          14,502           257,265
  *Thermo Fisher Scientific, Inc................................................          76,021         4,021,511
  *Thoratec Corp................................................................          22,569           663,529
  *TranS1, Inc..................................................................           4,391            12,822
  *Transcend Services, Inc......................................................           6,306           156,515
 #*Transcept Pharmaceuticals, Inc...............................................           5,622            45,088
  *Triple-S Management Corp.Class B.............................................          11,673           248,985
  #U.S. Physical Therapy, Inc...................................................           7,200           146,880
 #*United Therapeutics Corp.....................................................          13,685           673,028
   UnitedHealth Group, Inc......................................................         192,286         9,958,492
  *Universal American Corp......................................................          47,762           524,904
   Universal Health Services, Inc...............................................          53,642         2,214,878
   Utah Medical Products, Inc...................................................           1,701            49,176
  *Vanda Pharmaceuticals, Inc...................................................           3,800            18,810
 #*Varian Medical Systems, Inc..................................................           7,597           500,414
  *Vascular Solutions, Inc......................................................           9,647           107,371
 #*VCA Antech, Inc..............................................................          53,283         1,192,474
 #*Vertex Pharmaceuticals, Inc..................................................          13,281           490,733
 #*Vical, Inc...................................................................          27,949            98,101
  *Viropharma, Inc..............................................................          47,167         1,405,105
 #*Vivus, Inc...................................................................          30,844           367,969


                                      1044

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Warner Chilcott P.L.C........................................................          10,620   $       179,159
  *Waters Corp..................................................................           7,000           605,990
  *Watson Pharmaceuticals, Inc..................................................          39,726         2,329,135
 #*WellCare Health Plans, Inc...................................................          23,299         1,392,348
   WellPoint, Inc...............................................................          83,721         5,384,935
  #West Pharmaceutical Services, Inc............................................          21,008           850,404
 #*Wright Medical Group, Inc....................................................          24,312           412,088
 #*XenoPort, Inc................................................................          19,228            80,565
   Young Innovations, Inc.......................................................           4,763           145,462
 #*Zalicus, Inc.................................................................           5,338             5,712
  *Zimmer Holdings, Inc.........................................................          55,116         3,348,297
 #*Zoll Medical Corp............................................................          12,239           839,351
                                                                                                   ---------------
Total Health Care...............................................................                       275,705,091
                                                                                                   ---------------
Industrials -- (12.5%)
 #*3D Systems Corp..............................................................          23,478           448,899
   3M Co........................................................................          36,437         3,159,452
   A.O. Smith Corp..............................................................          23,521           999,172
  *A.T. Cross Co. Class A.......................................................           1,727            17,132
 #*A123 Systems, Inc............................................................          36,709            79,659
  #AAON, Inc....................................................................          15,100           305,775
   AAR Corp.....................................................................          25,111           532,102
  #ABM Industries, Inc..........................................................          33,444           725,735
  *Acacia Research - Acacia Technologies........................................          11,041           454,448
  *ACCO Brands Corp.............................................................          17,949           190,618
   Aceto Corp...................................................................          15,759           115,671
   Actuant Corp.Class A.........................................................          42,888         1,087,211
   Acuity Brands, Inc...........................................................          20,533         1,195,637
 #*Advisory Board Co. (The).....................................................           5,450           415,726
 #*AECOM Technology Corp........................................................          70,138         1,605,459
  *Aegion Corp..................................................................          22,176           378,544
 #*Aerovironment, Inc...........................................................          13,546           377,527
  *AGCO Corp....................................................................          37,457         1,907,685
 #*Air Transport Services Group, Inc............................................          33,664           202,321
   Aircastle, Ltd...............................................................          37,400           527,340
   Alamo Group, Inc.............................................................           7,335           213,449
  *Alaska Air Group, Inc........................................................          21,934         1,669,835
   Albany International Corp.Class A............................................          17,448           419,101
   Alexander & Baldwin, Inc.....................................................          25,228         1,193,284
 #*Allegiant Travel Co..........................................................          10,988           604,010
   Alliant Techsystems, Inc.....................................................          20,338         1,208,281
   .*Allied Defense Group, Inc..................................................           2,821             8,886
   Allied Motion Technologies, Inc..............................................           2,427            14,465
 #*Altra Holdings, Inc..........................................................          15,897           305,063
   Amerco, Inc..................................................................          11,551         1,117,213
 #*Ameresco, Inc. Class A.......................................................           9,346           122,526
  *American Railcar Industries, Inc.............................................          15,398           401,888
  *American Reprographics Co....................................................          24,689           148,381
  #American Science & Engineering, Inc..........................................           5,489           392,464
   American Woodmark Corp.......................................................           8,898           126,530
   AMETEK, Inc..................................................................          23,163         1,088,661
   Ampco-Pittsburgh Corp........................................................           5,846           125,397
  *AMREP Corp...................................................................           3,060            18,360
   Apogee Enterprises, Inc......................................................          16,929           232,774
   Applied Industrial Technologies, Inc.........................................          26,154         1,009,021
   Argan, Inc...................................................................           8,372           121,394
   Arkansas Best Corp...........................................................          16,400           297,168
 #*Armstrong World Industries, Inc..............................................          34,300         1,601,810
  *Astec Industries, Inc........................................................          13,841           468,103
  *Astronics Corp...............................................................           5,431           180,907
 #*Astronics Corp.Class B.......................................................             543            18,109


                                      1045

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Atlas Air Worldwide Holdings, Inc............................................          14,755   $       702,854
   Avery Dennison Corp..........................................................          47,139         1,279,824
  *Avis Budget Group, Inc.......................................................          62,294           893,919
   AZZ, Inc.....................................................................           7,533           369,795
  *Babcock & Wilcox Co. (The)...................................................           7,426           184,536
  #Badger Meter, Inc............................................................           9,616           309,058
  *Baltic Trading, Ltd..........................................................           1,235             5,224
   Barnes Group, Inc............................................................          34,573           874,351
   Barrett Business Services, Inc...............................................           5,819           112,016
 #*BE Aerospace, Inc............................................................          44,617         1,882,837
  *Beacon Roofing Supply, Inc...................................................          27,434           627,141
   Belden, Inc..................................................................          27,833         1,091,332
 #*Blount International, Inc....................................................          18,386           301,898
  *BlueLinx Holdings, Inc.......................................................          17,712            31,704
   Boeing Co. (The).............................................................          26,650         1,976,897
   Brady Corp.Class A...........................................................          30,330           981,782
  *Breeze-Eastern Corp..........................................................           3,679            31,584
   Briggs & Stratton Corp.......................................................          30,503           476,152
   Brink's Co. (The)............................................................          28,809           812,126
  *Builders FirstSource, Inc....................................................          25,781            65,226
   C.H. Robinson Worldwide, Inc.................................................           7,700           530,068
  *CAI International, Inc.......................................................          11,766           204,964
  #Carlisle Cos., Inc...........................................................          36,052         1,720,762
   Cascade Corp.................................................................           6,677           379,387
  *Casella Waste Systems, Inc. Class A..........................................          16,083           110,490
   Caterpillar, Inc.............................................................          31,000         3,382,720
 #*CBIZ, Inc....................................................................          34,751           217,889
  #CDI Corp.....................................................................          11,241           168,278
   CECO Environmental Corp......................................................           7,463            47,912
   Celadon Group, Inc...........................................................          12,200           182,390
 #*Cenveo, Inc..................................................................          18,000            60,300
  *Ceradyne, Inc................................................................          16,200           536,058
  *Champion Industries, Inc.....................................................             700               566
  *Chart Industries, Inc........................................................          17,014           948,701
  #Chase Corp...................................................................           3,920            52,136
  #Cintas Corp..................................................................          48,881         1,811,041
   CIRCOR International, Inc....................................................          10,219           387,402
  #CLAROC, Inc..................................................................          23,329         1,199,344
 #*Clean Harbors, Inc...........................................................          20,306         1,288,416
  *CNH Global N.V...............................................................           1,125            46,958
  *Coleman Cable, Inc...........................................................           5,021            53,875
  *Colfax Corp..................................................................          21,189           643,298
  *Columbus McKinnon Corp.......................................................          11,410           181,990
   Comfort Systems USA, Inc.....................................................          23,966           286,633
  *Command Security Corp........................................................             800             1,296
  *Commercial Vehicle Group, Inc................................................           6,508            81,415
   CompX International, Inc.....................................................             294             4,466
  *Consolidated Graphics, Inc...................................................           6,414           325,767
   Con-way, Inc.................................................................          32,375         1,027,582
   Cooper Industries P.L.C......................................................          42,484         2,511,654
 #*Copart, Inc..................................................................          24,803         1,166,733
  #Corp.orate Executive Board Co................................................           6,842           269,096
 #*Corrections Corp.of America..................................................          62,524         1,471,190
 #*CoStar Group, Inc............................................................          15,615           884,902
   Courier Corp.................................................................           7,671            94,890
   Covanta Holding Corp.........................................................          87,090         1,244,516
  *Covenant Transportation Group, Inc. Class A..................................           5,187            17,117
  *CPI Aerostructures, Inc......................................................           3,309            46,458
  *CRA International, Inc.......................................................           6,409           138,498
   Crane Co.....................................................................          29,066         1,395,168
   CSX Corp.....................................................................         226,816         5,114,701


                                      1046

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Cubic Corp...................................................................          16,290   $       753,250
   Cummins, Inc.................................................................          12,936         1,345,344
   Curtiss-Wright Corp..........................................................          28,998         1,083,365
   Danaher Corp.................................................................          50,750         2,664,882
   Deere & Co...................................................................          11,800         1,016,570
  *Delta Air Lines, Inc.........................................................         162,660         1,716,063
   Deluxe Corp..................................................................          19,641           502,220
 #*DigitalGlobe, Inc............................................................          25,148           394,572
  *Dollar Thrifty Automotive Group, Inc.........................................          14,500         1,067,925
   Donaldson Co., Inc...........................................................           6,100           441,030
   Douglas Dynamics, Inc........................................................          13,617           185,327
   Dover Corp...................................................................          53,424         3,387,616
  *Ducommun, Inc................................................................           6,071            87,726
  #Dun & Bradstreet Corp.(The)..................................................          10,715           887,309
  *DXP Enterprises, Inc.........................................................           8,719           294,092
  *Dycom Industries, Inc........................................................          20,800           444,496
   Dynamic Materials Corp.......................................................           7,930           175,253
  *Eagle Bulk Shipping, Inc.....................................................           2,500             3,550
   Eastern Co. (The)............................................................           1,960            39,494
   Eaton Corp...................................................................          57,328         2,810,792
   Ecology & Environment, Inc. Class A..........................................             903            15,405
  #EMCOR Group, Inc.............................................................          40,135         1,157,092
   Emerson Electric Co..........................................................          40,260         2,068,559
   Encore Wire Corp.............................................................          15,183           414,496
 #*Energy Recovery, Inc.........................................................          25,622            63,286
  *EnergySolutions, Inc.........................................................          47,161           167,893
 #*EnerNOC, Inc.................................................................           8,718            79,770
  *EnerSys......................................................................          29,358           850,795
   Ennis, Inc...................................................................          14,984           247,835
  *EnPro Industries, Inc........................................................          12,294           434,101
   Equifax, Inc.................................................................          48,308         1,882,563
   ESCO Technologies, Inc.......................................................          15,319           460,642
   Espey Manufacturing & Electronics Corp.......................................           1,611            38,422
 #*Esterline Technologies Corp..................................................          18,542         1,133,843
 #*Excel Maritime Carriers, Ltd.................................................          18,700            27,489
  #Exelis, Inc..................................................................          53,693           536,393
  #Expeditors International of Washington, Inc..................................          14,733           657,828
  *Exponent, Inc................................................................           7,570           369,794
  #Fastenal Co..................................................................          19,684           918,849
  *Federal Signal Corp..........................................................          35,754           151,239
   FedEx Corp...................................................................          57,718         5,280,620
  *Flanders Corp................................................................          11,193            34,474
  *Flow International Corp......................................................          28,850           108,764
  #Flowserve Corp...............................................................          14,240         1,568,821
   Fluor Corp...................................................................          28,748         1,616,788
  *Fortune Brands Home & Security, Inc..........................................          49,526           919,698
  #Forward Air Corp.............................................................          13,802           483,070
  *Franklin Covey Co............................................................          10,869            95,647
   Franklin Electric Co., Inc...................................................          14,367           719,212
  *Freightcar America, Inc......................................................           7,900           171,509
  *Frozen Food Express Industries...............................................           6,723             9,076
 #*FTI Consulting, Inc..........................................................          25,662         1,098,847
  *Fuel Tech, Inc...............................................................          14,209            85,680
  *Furmanite Corp...............................................................          20,972           161,694
   G & K Services, Inc. Class A.................................................          11,643           382,589
   Gardner Denver Machinery, Inc................................................          23,082         1,721,917
   GATX Corp....................................................................          29,300         1,258,142
 #*Genco Shipping & Trading, Ltd................................................          21,425           149,975
  *Gencor Industries, Inc.......................................................           1,500            10,755
 #*GenCorp, Inc.................................................................          23,368           128,290
 #*Generac Holdings, Inc........................................................          24,339           707,291


                                      1047

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
 #*General Cable Corp...........................................................          29,074   $       897,224
   General Dynamics Corp........................................................          60,274         4,168,550
   General Electric Co..........................................................       2,100,265        39,295,958
 #*Genesee & Wyoming, Inc.......................................................          22,254         1,381,973
 #*GEO Group, Inc. (The)........................................................          38,606           678,693
  *GeoEye, Inc..................................................................          13,250           290,308
  *Gibraltar Industries, Inc....................................................          18,488           289,707
  *Global Power Equipment Group, Inc............................................           9,436           242,033
   Goodrich Corp................................................................          32,954         4,111,012
   Gorman-Rupp Co. (The)........................................................          12,250           384,405
  *GP Strategies Corp...........................................................          11,167           164,155
   Graco, Inc...................................................................           8,200           377,036
 #*Graftech International, Ltd..................................................          65,599         1,077,136
   Graham Corp..................................................................           6,251           136,397
   Granite Construction, Inc....................................................          24,044           640,292
  #Great Lakes Dredge & Dock Corp...............................................          34,979           223,866
  *Greenbrier Cos., Inc.........................................................          16,963           377,427
   Griffon Corp.................................................................          38,711           385,949
  *H&E Equipment Services, Inc..................................................          22,012           373,984
   Hardinge, Inc................................................................           5,762            61,250
   Harsco Corp..................................................................          38,373           853,032
  *Hawaiian Holdings, Inc.......................................................          32,942           229,276
   Healthcare Services Group, Inc...............................................          22,983           429,552
  #Heartland Express, Inc.......................................................          41,605           616,586
  #HEICO Corp...................................................................           8,718           484,721
   HEICO Corp. Class A..........................................................          18,706           721,116
   Heidrick & Struggles International, Inc......................................          10,650           234,087
 #*Heritage-Crystal Clean, Inc..................................................           1,500            30,870
  #Herman Miller, Inc...........................................................          13,000           274,560
  *Hertz Global Holdings, Inc...................................................         126,584         1,721,542
 #*Hexcel Corp..................................................................          53,028         1,329,412
  *Hill International, Inc......................................................          21,781           129,597
  #HNI Corp.....................................................................          24,252           657,957
 #*Hoku Corp....................................................................          18,098            12,307
  #Honeywell International, Inc.................................................          42,942         2,492,354
   Houston Wire & Cable Co......................................................          10,921           155,843
 #*Hub Group, Inc. Class A......................................................          23,068           789,618
   Hubbell, Inc. Class A........................................................           1,849           123,772
  #Hubbell, Inc. Class B........................................................          24,988         1,798,136
  *Hudson Highland Group, Inc...................................................          18,194            97,338
 #*Huntington Ingalls Industries, Inc...........................................          11,801           444,662
  *Hurco Cos., Inc..............................................................           3,580            84,381
  *Huron Consulting Group, Inc..................................................          13,975           523,783
  *ICF International, Inc.......................................................          12,066           341,950
   IDEX Corp....................................................................          46,979         1,903,589
 #*IHS, Inc.....................................................................           7,882           705,281
 #*II-VI, Inc...................................................................          36,606           842,304
   Illinois Tool Works, Inc.....................................................          40,408         2,142,836
  *Ingersoll-Rand P.L.C.........................................................          63,013         2,201,674
 #*InnerWorkings, Inc...........................................................          28,007           308,917
  *Innotrac Corp................................................................             558               678
  *Innovative Solutions & Support, Inc..........................................          12,137            47,334
   Insperity, Inc...............................................................          15,619           437,644
   Insteel Industries, Inc......................................................          10,242           131,098
 #*Integrated Electrical Services, Inc..........................................           2,918             7,091
   Interface, Inc. Class A......................................................          26,921           357,780
  *Interline Brands, Inc........................................................          19,971           339,707
   International Shipholding Corp...............................................           2,971            67,590
   Intersections, Inc...........................................................          10,422           127,982
   Iron Mountain, Inc...........................................................          36,520         1,125,546
  #ITT Corp.....................................................................          26,846           583,632


                                      1048

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #J.B. Hunt Transport Services, Inc............................................           9,866   $       503,857
 #*Jacobs Engineering Group, Inc................................................          35,503         1,589,114
 #*JetBlue Airways Corp.........................................................         190,156         1,127,625
   John Bean Technologies Corp..................................................          17,411           285,715
   Joy Global, Inc..............................................................           8,039           729,057
  *Kadant, Inc..................................................................           7,309           177,316
   Kaman Corp...................................................................          16,054           500,403
 #*Kansas City Southern.........................................................          45,300         3,109,392
 #*KAR Auction Services, Inc....................................................          45,882           676,301
  #Kaydon Corp..................................................................          20,182           688,610
   KBR, Inc.....................................................................          40,140         1,290,100
   Kelly Services, Inc. Class A.................................................          20,665           333,946
   Kennametal, Inc..............................................................          47,573         2,050,872
  *Key Technology, Inc..........................................................           1,967            24,489
 #*Kforce, Inc..................................................................          24,813           308,674
   Kimball International, Inc. Class B..........................................          16,444           100,144
 #*Kirby Corp...................................................................          28,881         1,928,384
  #Knight Transportation, Inc...................................................          49,601           873,474
   Knoll, Inc...................................................................          19,305           308,108
  *Korn/Ferry International.....................................................          27,393           450,067
 #*Kratos Defense & Security Solutions, Inc.....................................          17,140           116,381
   L.B. Foster Co. Class A......................................................           5,480           163,578
   L.S. Starrett Co. Class A....................................................           2,270            32,938
   L-3 Communications Holdings, Inc.............................................          42,513         3,007,370
  #Landstar System, Inc.........................................................           7,900           404,085
   Lawson Products, Inc.........................................................           4,795            80,508
  *Layne Christensen Co.........................................................          12,173           282,779
  #Lennox International, Inc....................................................           9,600           347,520
   Lincoln Electric Holdings, Inc...............................................          40,582         1,742,997
   Lindsay Corp.................................................................           7,963           486,778
  *LMI Aerospace, Inc...........................................................           6,799           134,552
   Lockheed Martin Corp.........................................................          12,684         1,044,147
   LSI Industries, Inc..........................................................          16,278           115,737
  *Lydall, Inc..................................................................           9,447            88,991
  *Magnetek, Inc................................................................             331             4,558
   Manitowoc Co., Inc. (The)....................................................          69,203           930,088
  #Manpower, Inc................................................................          22,209           890,803
   Marten Transport, Ltd........................................................          13,600           297,160
   Masco Corp...................................................................          55,907           674,797
 #*MasTec, Inc..................................................................          50,775           827,125
 #*McEwen Mining, Inc...........................................................          67,400           390,920
   McGrath Rentcorp.............................................................          14,646           466,329
  *Meritor, Inc.................................................................          41,800           262,504
 #*Metalico, Inc................................................................          27,446            99,903
   Met-Pro Corp.................................................................          11,066           116,082
  *MFRI, Inc....................................................................           2,769            20,435
  *Michael Baker Corp...........................................................           5,716           139,985
 #*Middleby Corp................................................................           8,298           797,853
   Miller Industries, Inc.......................................................           7,049           114,969
   Mine Safety Appliances Co....................................................          23,000           785,220
  *Mistras Group, Inc...........................................................          15,457           348,092
 #*Mobile Mini, Inc.............................................................          26,918           559,894
  *Moog, Inc. Class A...........................................................          24,885         1,060,599
  *Moog, Inc. Class B...........................................................           2,246            95,882
   MSC Industrial Direct Co., Inc. Class A......................................           7,500           570,150
  #Mueller Industries, Inc......................................................          23,747         1,049,855
  *Mueller Water Products, Inc. Class A.........................................          87,185           238,887
   Multi-Color Corp.............................................................           9,652           221,127
  *MYR Group, Inc...............................................................          12,034           240,439
   NACCO Industries, Inc. Class A...............................................           3,940           402,668
  #National Presto Industries, Inc..............................................           4,391           429,089


                                      1049

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   *National Technical Systems, Inc.............................................           4,506   $        23,386
   *Navigant Consulting, Inc....................................................          30,307           388,233
   *Navistar International Corp.................................................           9,975           431,818
  #*NN, Inc.....................................................................           9,227            72,063
   #Nordson Corp................................................................          21,100           956,674
    Norfolk Southern Corp.......................................................          67,970         4,907,434
    Northrop Grumman Corp.......................................................          56,649         3,288,474
   *Northwest Pipe Co...........................................................           5,397           123,106
  #*Ocean Power Technologies, Inc...............................................           4,294            12,324
   *Old Dominion Freight Line, Inc..............................................          31,643         1,348,625
   *Omega Flex, Inc.............................................................           3,089            49,455
   *On Assignment, Inc..........................................................          22,831           255,936
   *Orbital Sciences Corp.......................................................          35,472           513,989
   *Orion Energy Systems, Inc...................................................          10,981            34,480
   *Orion Marine Group, Inc.....................................................           8,900            64,436
  #*Oshkosh Corp................................................................          51,426         1,248,623
  #*Owens Corning, Inc..........................................................          78,413         2,646,439
   *P.A.M. Transportation Services, Inc.........................................           4,434            47,444
    PACCAR, Inc.................................................................          19,500           861,900
  #*Pacer International, Inc....................................................          20,892           126,188
    Pall Corp...................................................................           3,003           179,219
    Parker Hannifin Corp........................................................          29,329         2,366,264
   *Park-Ohio Holdings Corp.....................................................           7,526           149,692
   *Patrick Industries, Inc.....................................................           1,800            10,296
  #*Patriot Transportation Holding, Inc.........................................           4,416            90,749
    Pentair, Inc................................................................          61,028         2,247,051
   *PGT, Inc....................................................................          19,484            26,109
   *Pike Electric Corp..........................................................          19,471           154,989
   *Pinnacle Airlines Corp......................................................           7,130            10,053
    Pitney Bowes, Inc...........................................................          15,800           299,726
  #*PMFG, Inc...................................................................           7,401           162,970
  #*Polypore International, Inc.................................................          20,500           780,640
   *Powell Industries, Inc......................................................           6,874           237,909
   *PowerSecure International, Inc..............................................           9,400            59,502
   #Precision Castparts Corp....................................................          13,600         2,226,048
    Preformed Line Products Co..................................................           2,515           162,519
   #Primoris Services Corp......................................................          27,168           432,243
    Providence & Worcester Railroad Co..........................................             361             4,236
   #Quad/Graphics, Inc..........................................................             962            11,304
   *Quality Distribution, Inc...................................................          10,139           124,507
    Quanex Building Products Corp...............................................          21,372           351,142
   *Quanta Services, Inc........................................................          81,715         1,765,044
   #R. R. Donnelley & Sons Co...................................................         113,608         1,290,587
   *RailAmerica, Inc............................................................          28,270           422,354
   #Raven Industries, Inc.......................................................           7,938           515,097
    Raytheon Co.................................................................          68,172         3,271,574
   *RBC Bearings, Inc...........................................................          12,690           574,603
   *RCM Technologies, Inc.......................................................           6,052            32,923
   *Real Goods Solar, Inc. Class A..............................................           2,594             3,761
   #Regal-Beloit Corp...........................................................          23,885         1,355,951
  #*Republic Airways Holdings, Inc..............................................          25,947           142,968
    Republic Services, Inc......................................................          90,135         2,639,153
    Resources Connection, Inc...................................................          27,336           339,513
   *Roadrunner Transportation Systems, Inc......................................          13,652           205,326
    Robbins & Myers, Inc........................................................          27,720         1,346,083
    Robert Half International, Inc..............................................          20,804           576,063
    Rockwell Automation, Inc....................................................          21,300         1,658,631
   #Rockwell Collins, Inc.......................................................          11,058           640,148
    Rollins, Inc................................................................          15,185           324,807
   #Roper Industries, Inc.......................................................          27,889         2,604,554
  #*RSC Holdings, Inc...........................................................          45,237           958,572


                                      1050

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Rush Enterprises, Inc. Class A...............................................          17,425   $       400,949
  *Rush Enterprises, Inc. Class B...............................................           1,308            24,983
   Ryder System, Inc............................................................          34,100         1,919,148
  *Saia, Inc....................................................................           9,364           141,022
 #*Sauer-Danfoss, Inc...........................................................          18,506           932,702
   Schawk, Inc..................................................................          15,296           205,578
  *School Specialty, Inc........................................................          10,582            34,074
  *Seaboard Corp................................................................             346           671,766
   SeaCube Container Leasing, Ltd...............................................           2,425            37,442
   Servotronics, Inc............................................................             212             1,908
  *Shaw Group, Inc..............................................................          40,437         1,097,460
   SIFCO Industries, Inc........................................................           1,400            30,758
  #Simpson Manufacturing Co., Inc...............................................          30,299           981,082
   SkyWest, Inc.................................................................          35,300           451,840
  *SL Industries, Inc...........................................................           4,400            78,980
   Snap-on, Inc.................................................................          35,034         1,979,771
   Southwest Airlines Co........................................................         327,864         3,140,937
  *Sparton Corp.................................................................           5,343            45,736
  *Spirit Aerosystems Holdings, Inc. Class A....................................          71,065         1,616,018
   SPX Corp.....................................................................          29,540         2,056,870
 #*Standard Parking Corp........................................................           5,664           100,140
   Standard Register Co.........................................................          14,241            28,624
   Standex International Corp...................................................           7,788           312,221
   Stanley Black & Decker, Inc..................................................          48,799         3,424,714
   Steelcase, Inc. Class A......................................................          50,191           437,164
 #*Stericycle, Inc..............................................................           7,200           604,944
  *Sterling Construction Co., Inc...............................................           9,023           108,366
   Sun Hydraulics Corp..........................................................          11,032           309,889
   Superior Uniform Group, Inc..................................................           4,706            58,590
  *SYKES Enterprises, Inc.......................................................          27,378           479,936
  *Sypris Solutions, Inc........................................................           8,008            32,833
  #TAL International Group, Inc.................................................          20,700           689,517
 #*Taser International, Inc.....................................................          32,300           153,748
 #*Team, Inc....................................................................          11,690           341,231
  *Tecumseh Products Co. Class A................................................           7,742            38,865
  *Tecumseh Products Co. Class B................................................             732             3,561
  *Teledyne Technologies, Inc...................................................          19,756         1,121,351
   Tennant Co...................................................................           9,600           369,408
 #*Terex Corp...................................................................          55,946         1,107,731
 #*Tetra Tech, Inc..............................................................          38,402           888,238
  #Textainer Group Holdings, Ltd................................................          26,805           846,770
  #Textron, Inc.................................................................          67,360         1,716,333
 #*Thomas & Betts Corp..........................................................          32,200         2,298,758
   Timken Co....................................................................          56,700         2,768,661
  #Titan International, Inc.....................................................          25,623           618,539
  *Titan Machinery, Inc.........................................................          12,253           303,139
  #Toro Co......................................................................          10,400           659,256
   Towers Watson & Co...........................................................          11,684           698,703
  *TransDigm Group, Inc.........................................................          14,584         1,524,466
  *TRC Cos., Inc................................................................          11,201            69,558
   Tredegar Corp................................................................          12,040           296,906
  *Trex Co., Inc................................................................           9,964           247,306
  *TriMas Corp..................................................................          16,900           366,223
   Trinity Industries, Inc......................................................          50,389         1,585,238
  #Triumph Group, Inc...........................................................          30,349         1,898,937
 #*TrueBlue, Inc................................................................          26,268           433,685
  *Tufco Technologies, Inc......................................................             400             1,300
  *Tutor Perini Corp............................................................          24,775           376,332
   Twin Disc, Inc...............................................................           8,316           257,214
   Tyco International, Ltd......................................................          93,676         4,772,792
   U.S. Home Systems, Inc.......................................................           1,540            13,999


                                      1051

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Ultralife Corp...............................................................           9,810   $        40,908
  #UniFirst Corp................................................................           9,100           549,458
   Union Pacific Corp...........................................................         100,059        11,437,744
 #*United Continental Holdings, Inc.............................................          81,396         1,880,248
   United Parcel Service, Inc...................................................          21,474         1,624,508
 #*United Rentals, Inc..........................................................          29,980         1,146,435
  #United Stationers, Inc.......................................................          26,562           858,749
   United Technologies Corp.....................................................          46,784         3,665,526
   Universal Forest Products, Inc...............................................          12,036           382,384
   Universal Truckload Services, Inc............................................           8,839           157,157
 #*UQM Technologies, Inc........................................................          13,168            21,991
  *URS Corp.....................................................................          49,000         2,016,350
 #*US Airways Group, Inc........................................................          56,940           480,574
   US Ecology, Inc..............................................................          11,635           217,807
  *USA Truck, Inc...............................................................           6,887            64,944
 #*USG Corp.....................................................................          45,809           588,188
   UTi Worldwide, Inc...........................................................          53,953           803,360
  #Valmont Industries, Inc......................................................          12,765         1,339,176
  *Verisk Analytics, Inc. Class A...............................................           7,138           286,020
  *Versar, Inc..................................................................           3,144             9,526
   Viad Corp....................................................................          11,974           242,234
  #Vicor Corp...................................................................          14,937           133,387
   Virco Manufacturing Corp.....................................................           2,861             5,093
  *Volt Information Sciences, Inc...............................................           9,601            68,071
   VSE Corp.....................................................................           2,520            66,049
   W.W. Grainger, Inc...........................................................           5,290         1,009,015
   Wabtec Corp..................................................................          22,316         1,535,118
  #Waste Connections, Inc.......................................................          64,237         2,075,497
  #Waste Management, Inc........................................................          67,193         2,335,629
  #Watsco, Inc..................................................................          13,611           938,751
   Watsco, Inc. Class B.........................................................           1,750           122,062
  #Watts Water Technologies, Inc. Class A.......................................          17,949           691,934
  *WCA Waste Corp...............................................................           9,595            62,176
  #Werner Enterprises, Inc......................................................          41,413         1,082,122
  *WESCO International, Inc.....................................................          26,031         1,636,829
  *Willdan Group, Inc...........................................................           3,100            11,780
  *Willis Lease Finance Corp....................................................           4,171            56,642
  #Woodward, Inc................................................................          27,017         1,134,174
  *XPO Logistics, Inc...........................................................           4,466            51,225
  #Xylem, Inc...................................................................          40,783         1,056,688
                                                                                                   ---------------
Total Industrials...............................................................                       375,630,063
                                                                                                   ---------------
Information Technology -- (12.2%)
  *Accelrys, Inc................................................................          33,946           254,256
   Accenture P.L.C. Class A.....................................................          18,101         1,037,911
 #*ACI Worldwide, Inc...........................................................          16,153           490,728
 #*Acme Packet, Inc.............................................................          22,829           667,292
   Acorn Energy, Inc............................................................           6,362            41,162
   Activision Blizzard, Inc.....................................................         152,687         1,884,158
  *Actuate Corp.................................................................          32,492           187,154
  *Acxiom Corp..................................................................          48,397           664,007
  *ADDvantage Technologies Group, Inc...........................................           2,391             5,284
  *Adept Technology, Inc........................................................           5,898            15,040
 #*Adobe Systems, Inc...........................................................          40,712         1,260,036
   ADTRAN, Inc..................................................................          25,300           876,139
 #*Advanced Energy Industries, Inc..............................................          23,252           247,401
 #*Advanced Micro Devices, Inc..................................................         123,671           829,832
 #*Advent Software, Inc.........................................................          17,718           465,098
  *Aetrium, Inc.................................................................           2,311             2,172
  *Agilysys, Inc................................................................          13,184           107,318
  *Akamai Technologies, Inc.....................................................          10,020           323,145


                                      1052

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Alliance Data Systems Corp...................................................           4,550   $       504,140
  *Alpha & Omega Semiconductor, Ltd.............................................           8,564            79,474
   Altera Corp..................................................................          22,000           875,380
  *Amdocs, Ltd..................................................................          55,413         1,631,359
   American Software, Inc. Class A..............................................          13,044           117,005
 #*Amkor Technology, Inc........................................................          95,079           544,803
  #Amphenol Corp................................................................           9,871           537,279
 #*Amtech Systems, Inc..........................................................           4,351            44,337
  *Anadigics, Inc...............................................................          31,186            85,762
   Analog Devices, Inc..........................................................          20,244           792,148
  *Anaren, Inc..................................................................           9,085           158,261
 #*Ancestry.com, Inc............................................................          20,823           616,361
 #*Anixter International, Inc...................................................          18,183         1,191,168
 #*ANSYS, Inc...................................................................          17,453         1,055,732
 #*AOL, Inc.....................................................................          58,625           950,311
  *Apple, Inc...................................................................          42,017        19,179,920
   Applied Materials, Inc.......................................................         181,114         2,224,080
 #*Applied Micro Circuits Corp..................................................          37,091           290,423
  *Ariba, Inc...................................................................          42,870         1,170,351
  *Arris Group, Inc.............................................................          79,642           930,219
  *Arrow Electronics, Inc.......................................................          66,427         2,742,771
 #*Aruba Networks, Inc..........................................................          22,400           496,832
 #*AsiaInfo-Linkage, Inc........................................................          26,360           309,203
 #*Aspen Technology, Inc........................................................          11,800           212,518
   Astro-Med, Inc...............................................................           2,946            23,568
 #*Atmel Corp...................................................................          77,000           747,670
  *ATMI, Inc....................................................................          19,591           458,038
  *ATS Corp.....................................................................             500             1,580
  *AuthenTec, Inc...............................................................          24,442            85,058
  *Autodesk, Inc................................................................          17,600           633,600
   Automatic Data Processing, Inc...............................................          26,355         1,443,727
   Avago Technologies, Ltd......................................................          11,700           397,098
  *Aviat Networks, Inc..........................................................          22,821            50,663
 #*Avid Technology, Inc.........................................................          20,525           198,887
  *Avnet, Inc...................................................................          60,375         2,105,276
   AVX Corp.....................................................................         104,796         1,379,115
  *Aware, Inc...................................................................           4,426            14,163
  *AXT, Inc.....................................................................          19,905           101,914
   Bel Fuse, Inc. Class A.......................................................           1,600            34,032
   Bel Fuse, Inc. Class B.......................................................           5,833           118,118
  *Benchmark Electronics, Inc...................................................          43,000           739,600
   Black Box Corp...............................................................          13,000           401,960
   Blackbaud, Inc...............................................................          11,000           334,730
  *Blue Coat Systems, Inc.......................................................          22,738           585,731
  *BMC Software, Inc............................................................          14,285           517,688
  *Booz Allen Hamilton Holding Corp.............................................             300             5,280
 #*Bottomline Technologies, Inc.................................................          17,275           472,298
  *Brightpoint, Inc.............................................................          43,276           507,195
  *Broadcom Corp................................................................          27,900           958,086
   Broadridge Financial Solutions, Inc..........................................          31,237           748,751
 #*BroadVision, Inc.............................................................              96             2,294
  *Brocade Communications Systems, Inc..........................................         256,840         1,440,872
   Brooks Automation, Inc.......................................................          38,963           417,683
  *BSQUARE Corp.................................................................           5,039            20,005
  *BTU International, Inc.......................................................           3,282            10,338
   CA, Inc......................................................................         146,061         3,765,453
 #*Cabot Microelectronics Corp..................................................          14,128           712,334
 #*CACI International, Inc. Class A.............................................          17,967         1,054,483
 #*Cadence Design Systems, Inc..................................................          83,795           884,875
  *CalAmp Corp..................................................................           6,325            28,842
 #*Calix, Inc...................................................................          17,863           135,223


                                      1053

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*Callidus Software, Inc.......................................................          13,723   $        92,493
 #*Cardtronics, Inc.............................................................          10,510           268,530
  *Cascade Microtech, Inc.......................................................           3,846            13,192
   Cass Information Systems, Inc................................................           6,028           238,106
 #*Cavium, Inc..................................................................             187             6,010
 #*CEVA, Inc....................................................................          11,625           313,991
  *Checkpoint Systems, Inc......................................................          22,146           232,976
  *China Information Technology, Inc............................................           2,295             1,675
  *Chyron International Corp....................................................           2,064             3,034
  *CIBER, Inc...................................................................          38,417           167,114
 #*Cirrus Logic, Inc............................................................          37,222           760,445
   Cisco Sytems, Inc............................................................         289,961         5,691,934
  *Citrix Systems, Inc..........................................................          11,700           762,957
  *Clearfield, Inc..............................................................           7,734            43,078
   Cognex Corp..................................................................          24,800         1,030,440
  *Cognizant Technology Solutions Corp..........................................          11,248           807,044
  *Coherent, Inc................................................................          15,397           860,384
   Cohu, Inc....................................................................          14,118           185,369
   Communications Systems, Inc..................................................           6,432            95,772
  *CommVault Systems, Inc.......................................................          10,838           509,386
   Computer Sciences Corp.......................................................          57,400         1,482,642
  *Computer Task Group, Inc.....................................................          10,689           154,242
 #*Compuware Corp...............................................................         122,155           957,695
 #*comScore, Inc................................................................          13,311           294,839
   Comtech Telecommunications Corp..............................................          15,497           478,237
 #*Comverge, Inc................................................................           1,158             1,575
 #*Concur Technologies, Inc.....................................................          11,129           582,603
  *Concurrent Computer Corp.....................................................           3,068            11,842
  *Convergys Corp...............................................................          74,122           986,564
  *Convio, Inc..................................................................           9,754           155,381
  *CoreLogic, Inc...............................................................          56,014           795,399
   Corning, Inc.................................................................         323,551         4,164,101
  *Cray, Inc....................................................................          22,416           167,223
 #*Cree, Inc....................................................................          41,451         1,054,099
   Crexendo, Inc................................................................           4,869            21,278
 #*CSG Systems International, Inc...............................................          20,501           333,551
  *CSR P.L.C. ADR...............................................................           4,284            61,518
   CTC Media, Inc...............................................................           2,895            29,008
   CTS Corp.....................................................................          13,093           131,716
  *CyberOptics Corp.............................................................           1,680            14,650
  *Cymer, Inc...................................................................          20,500         1,020,695
  *Cypress Semiconductor Corp...................................................          66,500         1,143,468
   Daktronics, Inc..............................................................          25,851           282,810
  *Datalink Corp................................................................          10,856            99,984
  *Dataram Corp.................................................................           1,399             1,133
   DDi Corp.....................................................................          12,698           123,298
  *DealerTrack Holdings, Inc....................................................          25,630           700,468
 #*Dell, Inc....................................................................          90,338         1,556,524
 #*Deltek, Inc..................................................................          14,273           147,155
  *DemandTec, Inc...............................................................           3,400            44,812
  *Dice Holdings, Inc...........................................................          28,908           273,759
   Diebold, Inc.................................................................          38,527         1,220,921
 #*Digi International, Inc......................................................          15,800           178,382
  *Digimarc Corp................................................................           3,840           101,491
  *Digital River, Inc...........................................................          22,175           355,022
 #*Diodes, Inc..................................................................          25,837           666,078
  *Dolby Laboratories, Inc......................................................           4,551           165,520
  *Dot Hill Systems Corp........................................................          10,254            15,484
  *DSP Group, Inc...............................................................          13,000            74,490
   DST Systems, Inc.............................................................          24,492         1,195,455
 #*DTS, Inc.....................................................................           9,245           261,911


                                      1054

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Dynamics Research Corp.......................................................           5,324   $        59,948
   Earthlink, Inc...............................................................          66,975           482,890
  *eBay, Inc....................................................................         111,862         3,534,839
  #Ebix, Inc....................................................................          21,773           539,535
 #*Echelon Corp.................................................................          18,350            94,870
 #*Echo Global Logistics, Inc...................................................          12,316           206,416
  *EchoStar Corp. Class A.......................................................          21,985           576,667
  *Edgewater Technology, Inc....................................................           4,354            14,978
   Electro Rent Corp............................................................          14,817           253,223
  *Electro Scientific Industries, Inc...........................................          16,321           247,753
  *Electronic Arts, Inc.........................................................          55,919         1,038,416
  *Electronics for Imaging, Inc.................................................          30,803           528,579
 #*eMagin Corp..................................................................           5,344            24,208
  *EMC Corp.....................................................................         184,279         4,747,027
 #*EMCORE Corp..................................................................           8,868            10,464
 #*Emulex Corp..................................................................          46,027           480,522
  *Entegris, Inc................................................................          84,008           804,797
 #*Entropic Communications, Inc.................................................          30,050           175,492
  *Envestnet, Inc...............................................................           4,511            51,922
   EPIQ Systems, Inc............................................................          20,809           253,662
  *ePlus, Inc...................................................................           4,906           139,919
 #*Equinix, Inc.................................................................          13,520         1,621,859
 #*Euronet Worldwide, Inc.......................................................          31,149           571,896
  *Exar Corp....................................................................          27,475           183,533
  *ExlService Holdings, Inc.....................................................          20,255           488,956
  *Extreme Networks.............................................................          56,149           181,923
 #*F5 Networks, Inc.............................................................           6,360           761,546
  #FactSet Research Systems, Inc................................................           4,600           406,272
   Fair Isaac Corp..............................................................          25,297           916,763
 #*Fairchild Semiconductor International, Inc...................................          75,700         1,058,286
  *FalconStor Software, Inc.....................................................          19,668            48,973
 #*FARO Technologies, Inc.......................................................           8,630           468,436
  *FEI Co.......................................................................          23,574         1,038,670
   Fidelity National Information Services, Inc..................................         123,557         3,528,788
 #*Finisar Corp.................................................................          54,432         1,102,792
 #*First Solar, Inc.............................................................           9,100           384,748
 #*Fiserv, Inc..................................................................          42,000         2,641,380
  #FLIR Systems, Inc............................................................          16,782           432,136
  *FormFactor, Inc..............................................................          28,937           149,026
  *Forrester Research, Inc......................................................          13,108           457,994
 #*Fortinet, Inc................................................................          14,650           334,166
  *Frequency Electronics, Inc...................................................           4,145            35,274
  *FSI International, Inc.......................................................          24,032           102,136
 #*Gartner Group, Inc...........................................................          13,847           524,940
  *Genpact, Ltd.................................................................          75,198         1,100,147
  *Global Cash Access Holdings, Inc.............................................          39,915           211,550
   Global Payments, Inc.........................................................          15,435           772,059
  *Globalscape, Inc.............................................................           4,992             9,235
  *Globecomm Systems, Inc.......................................................          13,854           197,697
 #*Glu Mobile, Inc..............................................................           4,941            16,602
  *Google, Inc..................................................................           9,947         5,770,354
  *GSE Systems, Inc.............................................................           1,900             3,325
  *GSI Group, Inc...............................................................          18,703           216,020
  *GSI Technology, Inc..........................................................          14,898            73,894
 #*GT Advanced Technologies, Inc................................................          61,099           526,673
  *GTSI Corp....................................................................           1,706             7,216
  *Guidance Software, Inc.......................................................           6,777            51,844
  *Hackett Group, Inc. (The)....................................................          22,112            85,684
  *Harmonic, Inc................................................................          59,737           350,656
  #Harris Corp..................................................................          36,304         1,488,464
  *Hauppauge Digital, Inc.......................................................           3,556             3,520


                                      1055

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  #Heartland Payment Systems, Inc...............................................          18,506   $       444,144
   Hewlett-Packard Co...........................................................         197,567         5,527,925
 #*Hittite Microwave Corp.......................................................          14,668           807,033
  *Hutchinson Technology, Inc...................................................          11,106            20,546
  *I.D. Systems, Inc............................................................           6,949            35,787
  #IAC/InterActiveCorp..........................................................          77,073         3,319,534
  *Identive Group, Inc..........................................................          18,368            41,879
  *IEC Electronics Corp.........................................................           4,588            23,491
  *iGATE Corp...................................................................          22,146           403,500
  *Imation Corp.................................................................          21,226           125,870
 #*Immersion Corp...............................................................          13,724            77,266
 #*Infinera Corp................................................................          64,664           461,701
 #*Informatica Corp.............................................................          17,096           723,161
  *InfoSpace, Inc...............................................................          24,386           300,192
  *Ingram Micro, Inc. Class A...................................................          97,928         1,858,673
  *Innodata Isogen, Inc.........................................................          15,241            62,488
  *Insight Enterprises, Inc.....................................................          34,850           643,331
 #*Integrated Device Technology, Inc............................................          90,784           575,571
  *Integrated Silicon Solution, Inc.............................................          16,644           162,612
   Intel Corp...................................................................         517,438        13,670,712
  *Intellicheck Mobilisa, Inc...................................................           5,416             4,571
  *Interactive Intelligence Group, Inc..........................................           8,542           220,469
  #InterDigital, Inc............................................................          12,747           475,718
  *Intermec, Inc................................................................          31,172           263,092
  *Internap Network Services Corp...............................................          29,225           196,100
   International Business Machines Corp.........................................          45,323         8,729,210
 #*International Rectifier Corp.................................................          42,000           957,600
  *Interphase Corp..............................................................           2,400            12,360
   Intersil Corp. Class A.......................................................          78,878           888,166
  *Intevac, Inc.................................................................          11,559            96,286
  *IntriCon Corp................................................................           3,283            22,981
  #Intuit, Inc..................................................................          18,374         1,037,029
  *Inuvo, Inc...................................................................             200               218
 #*IPG Photonics Corp...........................................................          19,702         1,040,069
  *Iteris, Inc..................................................................           4,400             6,776
  *Itron, Inc...................................................................          19,559           758,694
 #*Ixia.........................................................................          40,112           489,768
  *IXYS Corp....................................................................          20,163           276,636
  #j2 Global, Inc...............................................................          29,991           808,557
 #*Jabil Circuit, Inc...........................................................         122,365         2,772,791
  #Jack Henry & Associates, Inc.................................................          34,105         1,166,391
 #*JDA Software Group, Inc......................................................          26,364           776,947
 #*JDS Uniphase Corp............................................................          94,078         1,193,850
  *Juniper Networks, Inc........................................................          49,028         1,026,156
  *Kemet Corp...................................................................          24,543           225,550
  *Kenexa Corp..................................................................          16,032           385,089
  *Key Tronic Corp..............................................................           4,896            30,306
   Keynote Systems, Inc.........................................................          10,799           211,336
 #*KIT Digital, Inc.............................................................          26,116           282,836
  #KLA-Tencor Corp..............................................................          47,962         2,452,297
 #*Kopin Corp...................................................................          39,839           154,575
  *Kulicke & Soffa Industries, Inc..............................................          45,600           492,936
  *KVH Industries, Inc..........................................................           7,775            72,541
 #*Lam Research Corp............................................................          34,991         1,490,267
  *Lattice Semiconductor Corp...................................................          73,848           502,166
  *LeCroy Corp..................................................................           8,749            91,077
   Lender Processing Services, Inc..............................................           6,933           115,296
  #Lexmark International, Inc...................................................          45,570         1,590,393
  *LGL Group, Inc. (The)........................................................           1,209             9,732
 #*Limelight Networks, Inc......................................................          48,186           157,086
   Linear Technology Corp.......................................................          19,131           637,445


                                      1056

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Lionbridge Technologies, Inc.................................................          15,432   $        42,438
  *Liquidity Services, Inc......................................................          15,290           527,658
  #Littlefuse, Inc..............................................................          13,810           700,305
 #*LogMeIn, Inc.................................................................           1,081            43,056
  *LoJack Corp..................................................................          18,650            60,612
  *LookSmart, Ltd...............................................................           1,471             2,015
  *LoopNet, Inc.................................................................          18,800           301,176
  *Loral Space & Communications, Inc............................................          10,308           710,840
  *LSI Corp.....................................................................         216,002         1,635,135
  *LTX-Credence Corp............................................................          27,717           184,872
  *Magma Design Automation, Inc.................................................          15,000           107,400
  *Manhattan Associates, Inc....................................................          11,370           499,029
   ManTech International Corp. Class A..........................................          14,111           496,002
   Marchex, Inc. Class B........................................................          15,161            68,528
  *Market Leader, Inc...........................................................           9,409            25,028
  *Marvell Technology Group, Ltd................................................         151,791         2,357,314
   MasterCard, Inc. Class A.....................................................           3,826         1,360,411
 #*Mattersight Corp.............................................................           2,980            17,284
  *Mattson Technology, Inc......................................................          10,250            23,268
   Maxim Integrated Products, Inc...............................................          58,823         1,578,809
   Maximus, Inc.................................................................          22,400         1,008,672
 #*MaxLinear, Inc. Class A......................................................           2,444            14,591
 #*Maxwell Technologies, Inc....................................................           6,458           132,131
  *Measurement Specialties, Inc.................................................           9,006           292,695
  *MEMC Electronic Materials, Inc...............................................         119,600           546,572
  *MEMSIC, Inc..................................................................           9,592            31,270
  *Mentor Graphics Corp.........................................................          68,531           950,525
  *Mercury Computer Systems, Inc................................................          16,909           226,412
   Mesa Laboratories, Inc.......................................................           1,028            45,695
   Methode Electronics, Inc.....................................................          21,177           210,288
   Micrel, Inc..................................................................          36,268           419,258
 #*Microchip Technology, Inc....................................................          20,217           746,209
  *Micron Technology, Inc.......................................................         340,083         2,581,230
  *MICROS Systems, Inc..........................................................          15,300           760,563
  *Microsemi Corp...............................................................          52,713         1,042,663
   Microsoft Corp...............................................................         299,029         8,830,326
 #*MicroStrategy, Inc...........................................................           2,192           252,343
 #*Mindspeed Technologies, Inc..................................................          18,760           120,252
  *MIPS Technologies, Inc.......................................................          18,132           106,435
   MKS Instruments, Inc.........................................................          33,571         1,012,166
  *MModal, Inc..................................................................          17,010           177,925
   MOCON, Inc...................................................................           2,500            39,875
  *ModusLink Global Solutions, Inc..............................................          22,105           126,441
  #Molex, Inc...................................................................          29,759           786,828
   Molex, Inc. Class A..........................................................          43,930           961,628
  *MoneyGram International, Inc.................................................           6,007           111,490
 #*Monolithic Power Systems, Inc................................................          20,580           337,306
 #*Monotype Imaging Holdings, Inc...............................................          21,479           335,287
 #*Monster Worldwide, Inc.......................................................          68,741           494,935
  *MoSys, Inc...................................................................          18,993            79,391
 #*Motorola Mobility Holdings, Inc..............................................          39,403         1,522,138
  #Motorola Solutions, Inc......................................................          57,515         2,669,271
  *Move, Inc....................................................................           4,352            31,334
   MTS Systems Corp.............................................................           9,407           431,687
 #*Multi-Fineline Electronix, Inc...............................................          14,900           370,414
  *Nanometrics, Inc.............................................................          13,757           278,579
  *NAPCO Security Technologies, Inc.............................................           1,244             3,608
  #National Instruments Corp....................................................          25,938           697,992
  *NCI, Inc. Class A............................................................           4,234            30,993
  *NCR Corp.....................................................................          56,822         1,064,276
 #*NetApp, Inc..................................................................          13,500           509,490


                                      1057

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*NETGEAR, Inc.................................................................          22,735   $       905,308
 #*NetList, Inc.................................................................           4,820            15,617
  *NetLogic Microsystems, Inc...................................................          17,121           852,626
  *NetScout Systems, Inc........................................................          28,171           582,013
  *NetSuite, Inc................................................................           9,300           389,484
  *Network Engines, Inc.........................................................             336               460
  *Network Equipment Technologies, Inc..........................................          15,350            19,648
 #*NeuStar, Inc.................................................................          20,843           760,978
  *Newport Corp.................................................................          22,200           410,034
   NIC, Inc.....................................................................          13,273           166,045
  *Novatel Wireless, Inc........................................................          14,050            40,324
 #*Novellus Systems, Inc........................................................          57,900         2,729,985
 #*Nuance Communications, Inc...................................................          89,292         2,546,608
  *NumereX Corp. Class A........................................................           7,077            60,579
 #*NVIDIA Corp..................................................................         154,500         2,281,965
 #*Oclaro, Inc..................................................................          25,578           105,893
  *Official Payments Holdings, Inc..............................................           7,405            32,138
 #*OmniVision Technologies, Inc.................................................          33,464           445,406
 #*ON Semiconductor Corp........................................................         128,572         1,118,576
  *Online Resources Corp........................................................          15,879            42,715
 #*Onvia, Inc...................................................................             521             1,594
  *Openwave Systems, Inc........................................................          22,822            45,872
  *Oplink Communications, Inc...................................................          12,100           226,633
  #OPNET Technologies, Inc......................................................          11,488           407,250
  *Opnext, Inc..................................................................          14,013            15,414
   Optical Cable Corp...........................................................           2,419             8,563
   Oracle Corp..................................................................         213,729         6,027,158
  *ORBCOMM, Inc.................................................................          23,015            79,402
 #*OSI Systems, Inc.............................................................          12,042           647,017
  *PAR Technology Corp..........................................................           7,254            33,804
  *Parametric Technology Corp...................................................          59,372         1,494,393
   Park Electrochemical Corp....................................................          12,293           373,338
   Paychex, Inc.................................................................          15,800           497,700
   PC Connection, Inc...........................................................          15,200           182,400
  *PC Mall, Inc.................................................................           5,632            35,256
   PC-Tel, Inc..................................................................          10,151            75,523
  *PDF Solutions, Inc...........................................................          15,098            96,476
  *Perceptron, Inc..............................................................           4,431            22,731
  *Perficient, Inc..............................................................          18,175           202,288
  *Performance Technologies, Inc................................................           2,917             5,251
  *Pericom Semiconductor Corp...................................................          14,990           119,920
  *Pervasive Software, Inc......................................................           6,955            40,061
 #*Photronics, Inc..............................................................          36,782           252,325
  *Pixelworks, Inc..............................................................           4,557            10,572
  *Planar Systems, Inc..........................................................           8,928            21,070
  #Plantronics, Inc.............................................................          28,300         1,053,892
  *Plexus Corp..................................................................          21,470           778,288
 #*PLX Technology, Inc..........................................................          22,739            71,400
  *PMC-Sierra, Inc..............................................................         137,046           890,799
  *Polycom, Inc.................................................................          87,200         1,739,640
  #Power Integrations, Inc......................................................          16,919           608,915
 #*Power-One, Inc...............................................................          60,057           260,647
  *Presstek, Inc................................................................           6,500             4,225
  *PRGX Global, Inc.............................................................          15,086            91,572
  *Progress Software Corp.......................................................          39,255           915,819
  *PROS Holdings, Inc...........................................................           9,767           158,421
   Pulse Electronics Corp.......................................................          10,709            30,735
   QAD, Inc. Class A............................................................           5,561            71,904
   QAD, Inc. Class B............................................................           1,390            18,070
 #*QLIK Technologies, Inc.......................................................           7,917           223,259
  *QLogic Corp..................................................................          60,652         1,050,493


                                      1058

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   QUALCOMM, Inc................................................................          86,763   $     5,103,400
  *Qualstar Corp................................................................             500               958
 #*Quest Software, Inc..........................................................          50,754         1,032,844
 #*QuickLogic Corp..............................................................           7,920            22,730
  *QuinStreet, Inc..............................................................           7,055            67,869
 #*Rackspace Hosting, Inc.......................................................           6,202           269,229
  *RadiSys Corp.................................................................          15,929            96,052
  *Rambus, Inc..................................................................           4,000            29,160
  *Ramtron International Corp...................................................          14,131            28,969
   RealNetworks, Inc............................................................          19,900           203,179
 #*Red Hat, Inc.................................................................          14,800           686,276
  *Reis, Inc....................................................................           6,463            67,215
  *Relm Wireless Corp...........................................................             866             1,126
 #*Remark Media, Inc............................................................             418             2,424
   RF Industries, Ltd...........................................................           2,083             7,915
 #*RF Micro Devices, Inc........................................................         172,987           863,205
   Richardson Electronics, Ltd..................................................           8,608           104,243
   Rimage Corp..................................................................           5,808            72,252
 #*Riverbed Technology, Inc.....................................................          27,400           655,956
  *Rofin-Sinar Technologies, Inc................................................          16,100           456,757
 #*Rogers Corp..................................................................           9,528           366,161
 #*Rosetta Stone, Inc...........................................................          12,208            95,222
 #*Rovi Corp....................................................................          16,801           539,144
  *Rubicon Technology, Inc......................................................          12,619           136,664
  *Rudolph Technologies, Inc....................................................          17,104           174,974
  *S1 Corp......................................................................          41,070           400,843
  *Saba Software, Inc...........................................................          14,282           141,963
 #*SAIC, Inc....................................................................         103,490         1,330,881
 #*Salesforce.com, Inc..........................................................           8,055           940,824
 #*Sandisk Corp.................................................................          48,994         2,247,845
  *Sanmina-SCI Corp.............................................................          41,142           451,739
  #Sapient Corp.................................................................          63,672           821,369
 #*ScanSource, Inc..............................................................          16,960           637,187
  *Scientific Learning Corp.....................................................           3,010             8,037
  *SeaChange International, Inc.................................................          17,890           128,450
   Seagate Technology...........................................................          80,169         1,694,773
 #*Semtech Corp.................................................................          39,120         1,114,920
  *ShoreTel, Inc................................................................          26,439           173,175
  *Sigma Designs, Inc...........................................................          17,471           105,350
 #*Silicon Graphics International Corp..........................................          16,400           223,696
  *Silicon Image, Inc...........................................................          47,630           231,482
 #*Silicon Laboratories, Inc....................................................          25,444         1,115,465
  *Skyworks Solutions, Inc......................................................          28,796           621,418
  *SMTC Corp....................................................................           2,750             7,948
  *SolarWinds, Inc..............................................................           9,134           288,726
  #Solera Holdings, Inc.........................................................           5,888           281,270
  *Sonus Networks, Inc..........................................................         162,957           420,429
  *Soundbite Communications, Inc................................................             700             1,953
 #*Sourcefire, Inc..............................................................          12,100           375,342
  *Spansion, Inc. Class A.......................................................          35,670           357,770
  *Spark Networks, Inc..........................................................           7,042            25,703
  *Spire Corp...................................................................           1,445             1,503
  *SRS Labs, Inc................................................................           8,071            55,851
 #*SS&C Technologies Holdings, Inc..............................................          27,357           513,491
  *Stamps.com, Inc..............................................................           7,200           223,272
  *Standard Microsystems Corp...................................................          14,144           364,349
  *StarTek, Inc.................................................................           6,300            19,656
 #*STEC, Inc....................................................................          27,460           259,772
  *Steel Excel, Inc.............................................................           7,165           188,081
 #*Stratasys, Inc...............................................................          10,200           374,850
 #*Stream Global Services, Inc..................................................             334             1,112


                                      1059

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *SuccessFactors, Inc..........................................................          22,800   $       907,440
 #*SunPower Corp................................................................           9,618            65,883
 #*Super Micro Computer, Inc....................................................          24,944           421,055
  *Supertex, Inc................................................................           7,474           138,120
  *Support.com, Inc.............................................................          27,016            69,701
  *Sycamore Networks, Inc.......................................................          17,722           344,161
  *Symantec Corp................................................................          87,155         1,498,194
  *Symmetricom, Inc.............................................................          25,450           158,808
 #*Synaptics, Inc...............................................................          19,164           734,173
 #*Synchronoss Technologies, Inc................................................          14,600           487,932
 #*SYNNEX Corp..................................................................          22,686           820,779
  *Synopsys, Inc................................................................          69,149         2,017,768
  #Syntel, Inc..................................................................           6,037           283,256
 #*Take-Two Interactive Software, Inc...........................................          54,118           844,241
  *Taleo Corp...................................................................           6,111           220,057
  *TE Connectivity, Ltd.........................................................          15,399           525,106
  *Tech Data Corp...............................................................          28,563         1,482,991
  *TechTarget, Inc..............................................................          20,950           145,602
  *TeleCommunication Systems, Inc. Class A......................................          29,715            69,533
  *TeleNav, Inc.................................................................          14,920           110,856
 #*TeleTech Holdings, Inc.......................................................          33,954           575,860
   Tellabs, Inc.................................................................         230,713           876,709
   Telular Corp.................................................................           8,762            73,250
 #*Teradata Corp................................................................          22,000         1,178,320
 #*Teradyne, Inc................................................................          99,383         1,624,912
   Tessco Technologies, Inc.....................................................           4,950            88,209
  *Tessera Technologies, Inc....................................................          31,848           630,590
   Texas Instruments, Inc.......................................................          62,589         2,026,632
   TheStreet, Inc...............................................................           9,556            18,252
  *THQ, Inc.....................................................................          15,189            10,175
  *TIBCO Software, Inc..........................................................          83,612         2,179,765
 #*TiVo, Inc....................................................................          58,206           604,178
  *TNS, Inc.....................................................................          13,816           254,767
   Total System Services, Inc...................................................          90,420         1,938,605
  *Transact Technologies, Inc...................................................           5,300            40,863
 #*Travelzoo, Inc...............................................................             794            20,493
 #*Trimble Navigation, Ltd......................................................          26,046         1,219,734
  *TriQuint Semiconductor, Inc..................................................          85,866           514,337
  *TTM Technologies, Inc........................................................          45,768           561,573
 #*Tyler Technologies, Inc......................................................          18,173           638,417
 #*Ultimate Software Group, Inc.................................................           3,200           213,408
  *Ultra Clean Holdings, Inc....................................................           9,563            70,288
 #*Ultratech, Inc...............................................................          15,542           454,604
  *Unisys Corp..................................................................          16,913           354,666
   United Online, Inc...........................................................          54,302           308,435
  *UTStarcom Holdings Corp......................................................          10,507            13,554
 #*ValueClick, Inc..............................................................          52,038           907,543
 #*Veeco Instruments, Inc.......................................................          23,200           566,312
 #*VeriFone Systems, Inc........................................................          24,474         1,045,040
  *Verint Systems, Inc..........................................................             444            12,570
 #*VeriSign, Inc................................................................          14,100           522,546
 #*Viasat, Inc..................................................................          24,366         1,158,360
 #*Viasystems Group, Inc........................................................           6,642           112,848
  *Vicon Industries, Inc........................................................             916             3,124
  *Video Display Corp...........................................................           3,247            19,839
 #*VirnetX Holding Corp.........................................................           5,313           123,368
  *Virtusa Corp.................................................................          21,489           343,609
  #Visa, Inc....................................................................          97,604         9,822,867
  *Vishay Intertechnology, Inc..................................................         131,644         1,616,588
  *Vishay Precision Group, Inc..................................................           9,403           148,191
 #*VistaPrint N.V...............................................................          10,933           391,183


                                      1060

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*VMware, Inc. Class A.........................................................           3,400   $       310,318
  *Vocus, Inc...................................................................           7,314           168,003
 #*Volterra Semiconductor Corp..................................................          13,700           413,329
   Wayside Technology Group, Inc................................................           3,335            39,853
 #*Web.com Group, Inc...........................................................          16,253           208,038
  *Websense, Inc................................................................          12,900           243,810
  *Westell Technologies, Inc. Class A...........................................          29,716            65,375
  *Western Digital Corp.........................................................          66,987         2,434,977
   Western Union Co. (The)......................................................          29,969           572,408
  *WPCS International, Inc......................................................             500               845
  *Wright Express Corp..........................................................          22,892         1,252,650
   Xerox Corp...................................................................         560,153         4,341,186
   Xilinx, Inc..................................................................          19,500           699,075
  *XO Group, Inc................................................................          17,814           146,787
  *X-Rite, Inc..................................................................          46,695           211,995
  *Xyratex, Ltd.................................................................          18,306           290,699
  *Yahoo!, Inc..................................................................         228,720         3,538,298
  *Zebra Technologies Corp. Class A.............................................          25,742           974,592
 #*Zix Corp.....................................................................           6,582            19,878
  *Zygo Corp....................................................................          10,821           191,423
                                                                                                   ---------------
Total Information Technology....................................................                       366,740,544
                                                                                                   ---------------
Materials -- (4.6%)
   A. Schulman, Inc.............................................................          18,273           447,688
 #*A.M. Castle & Co.............................................................          13,264           137,548
  *AEP Industries, Inc..........................................................           3,478           114,913
  #Air Products & Chemicals, Inc................................................          11,238           989,281
  #Airgas, Inc..................................................................          21,525         1,698,968
  *AK Steel Holding Corp........................................................          64,275           606,756
   Albemarle Corp...............................................................          15,050           967,866
   Alcoa, Inc...................................................................         182,372         1,852,900
   Allegheny Technologies, Inc..................................................          26,275         1,192,622
 #*Allied Nevada Gold Corp......................................................           8,534           306,627
  #AMCOL International Corp.....................................................          18,982           542,126
  *American Pacific Corp........................................................           2,438            19,333
  #American Vanguard Corp.......................................................          16,569           249,032
   AptarGroup, Inc..............................................................          32,935         1,726,453
  *Arabian American Development Co..............................................           7,744            61,875
   Ashland, Inc.................................................................          35,427         2,234,027
   Balchem Corp.................................................................          10,296           389,601
   Ball Corp....................................................................          22,000           863,720
   Bemis Co., Inc...............................................................          63,904         2,000,195
   Boise, Inc...................................................................          66,654           509,237
   Buckeye Technologies, Inc....................................................          24,916           835,433
   Cabot Corp...................................................................          45,400         1,643,480
  *Calgon Carbon Corp...........................................................          34,774           568,207
   Carpenter Technology Corp....................................................          23,201         1,217,588
   Celanese Corp. Class A.......................................................           7,991           389,242
  *Century Aluminum Co..........................................................          52,467           526,244
   CF Industries Holdings, Inc..................................................          18,225         3,232,750
  *Chemtura Corp................................................................          22,383           314,481
  *Clearwater Paper Corp........................................................          14,312           522,674
   Cliffs Natural Resources, Inc................................................          33,906         2,449,708
  *Coeur d'Alene Mines Corp.....................................................          55,221         1,527,413
   Commercial Metals Co.........................................................          52,996           759,963
  #Compass Minerals International, Inc..........................................           4,700           343,429
 #*Contango ORE, Inc............................................................             780             9,758
  *Core Molding Technologies, Inc...............................................           1,000             8,500
 #*Crown Holdings, Inc..........................................................          12,300           443,661
   Cytec Industries, Inc........................................................          29,707         1,481,191
  #Deltic Timber Corp...........................................................           6,480           441,418


                                      1061

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Domtar Corp..................................................................          23,371   $     2,018,787
   Dow Chemical Co. (The).......................................................         227,502         7,623,592
   E.I. du Pont de Nemours & Co.................................................          39,193         1,994,532
   Eagle Materials, Inc.........................................................          27,823           818,274
   Eastman Chemical Co..........................................................          29,219         1,470,300
  #Ecolab, Inc..................................................................          24,109         1,457,148
  *Ferro Corp...................................................................          46,525           314,509
  *Flotek Industries, Inc.......................................................           2,744            32,215
  #FMC Corp.....................................................................          10,200           945,336
   Freeport-McMoRan Copper & Gold, Inc. Class B.................................          58,237         2,691,132
   Friedman Industries, Inc.....................................................           5,121            53,617
 #*General Moly, Inc............................................................          50,372           187,384
  *Georgia Gulf Corp............................................................          19,679           689,749
   Globe Specialty Metals, Inc..................................................          43,724           598,144
 #*Golden Minerals, Co..........................................................           9,278            89,997
  *Graphic Packaging Holding Co.................................................         223,749         1,120,982
   Greif, Inc. Class A..........................................................          14,717           713,039
  #Greif, Inc. Class B..........................................................           8,566           424,017
   H.B. Fuller Co...............................................................          31,005           887,363
  #Hawkins, Inc.................................................................           6,287           248,965
  #Haynes International, Inc....................................................           7,053           428,540
  *Headwaters, Inc..............................................................          26,866            71,195
  #Hecla Mining Co..............................................................         162,484           854,666
  *Horsehead Holding Corp.......................................................          22,919           249,359
   Huntsman Corp................................................................         142,200         1,810,206
   Innophos Holdings, Inc.......................................................          12,897           643,818
  *Innospec, Inc................................................................          14,076           455,640
  #International Flavors & Fragrances, Inc......................................           8,200           457,642
   International Paper Co.......................................................         135,000         4,203,900
 #*Intrepid Potash, Inc.........................................................          32,141           767,848
   Kaiser Aluminum Corp.........................................................          12,265           605,646
  *KapStone Paper & Packaging Corp..............................................          28,585           499,094
   KMG Chemicals, Inc...........................................................           6,553           120,641
   Koppers Holdings, Inc........................................................           4,043           153,594
  *Kraton Performance Polymers, Inc.............................................          17,686           502,990
  #Kronos Worldwide, Inc........................................................          31,582           727,018
  *Landec Corp..................................................................          16,427            99,055
  #Limoneira Co.................................................................             701            12,604
 #*Louisiana-Pacific Corp.......................................................          85,832           731,289
 #*LSB Industries, Inc..........................................................          11,168           391,438
  *LyondellBasell Industries NV Class A.........................................           1,439            62,021
  #Martin Marietta Materials, Inc...............................................          22,838         1,884,363
  *Materion Corp................................................................          11,305           332,480
   MeadWestavco Corp............................................................          98,891         2,911,351
  *Mercer International, Inc....................................................          25,003           204,525
  *Metals USA Holdings Corp.....................................................          21,117           282,334
   Minerals Technologies, Inc...................................................          10,974           696,300
 #*Mines Management, Inc........................................................           1,464             3,177
 #*Molycorp, Inc................................................................           2,700            83,646
   Monsanto Co..................................................................          27,983         2,296,005
   Mosaic Co. (The).............................................................          21,656         1,212,086
   Myers Industries, Inc........................................................          22,535           299,941
   Neenah Paper, Inc............................................................           9,329           221,750
  #NewMarket Corp...............................................................           6,400         1,383,616
   Newmont Mining Corp..........................................................          52,894         3,251,923
   NL Industries, Inc...........................................................          27,804           384,251
   Noranda Aluminum Holding Corp................................................           5,725            60,055
  *Northern Technologies International Corp.....................................             929            13,071
   Nucor Corp...................................................................          59,336         2,639,859
   Olin Corp....................................................................          49,690         1,103,118
   Olympic Steel, Inc...........................................................           6,482           167,171


                                      1062

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
  *OM Group, Inc................................................................          20,100   $       545,313
 #*Omnova Solutions, Inc........................................................          25,419           126,078
  *Owens-Illinois, Inc..........................................................          77,843         1,872,124
   P.H. Glatfelter Co...........................................................          27,085           400,316
  #Packaging Corp. of America...................................................          49,649         1,397,123
  *Penford Corp.................................................................           7,531            42,550
   PolyOne Corp.................................................................          54,972           792,696
   PPG Industries, Inc..........................................................          12,692         1,136,949
   Praxair, Inc.................................................................          12,336         1,310,083
   Quaker Chemical Corp.........................................................           7,899           349,926
   Reliance Steel & Aluminum Co.................................................          43,832         2,331,862
   Rock-Tenn Co. Class A........................................................          29,085         1,799,198
 #*Rockwood Holdings, Inc.......................................................          37,214         1,879,307
   Royal Gold, Inc..............................................................          30,200         2,299,428
  #RPM International, Inc.......................................................          65,500         1,639,465
 #*RTI International Metals, Inc................................................          17,841           449,058
   Schnitzer Steel Industries, Inc. Class A.....................................          14,847           647,775
  #Schweitzer-Maudoit International, Inc........................................           9,966           692,936
   Scotts Miracle-Gro Co. Class A (The).........................................          13,406           634,908
   Sealed Air Corp..............................................................          95,824         1,909,772
  *Senomyx, Inc.................................................................          13,087            38,345
   Sensient Technologies Corp...................................................          29,662         1,175,208
   Sherwin-Williams Co..........................................................           8,800           858,264
  #Sigma-Aldrich Corp...........................................................           9,500           646,380
   Silgan Holdings, Inc.........................................................          15,753           654,695
  *Solutia, Inc.................................................................          69,685         1,916,338
  #Sonoco Products Co...........................................................          49,775         1,557,958
  #Southern Copper Corp.........................................................          11,511           399,317
  *Spartech Corp................................................................          16,348            87,789
   Steel Dynamics, Inc..........................................................         130,125         2,075,494
   Stepan Co....................................................................           6,221           534,633
  *Stillwater Mining Co.........................................................          44,900           578,312
 #*SunCoke Energy, Inc..........................................................          25,377           340,819
   Synalloy Corp................................................................           4,403            47,376
   Temple-Inland, Inc...........................................................          61,002         1,945,354
  #Texas Industries, Inc........................................................          15,876           496,284
  #Titanium Metals Corp.........................................................          87,113         1,339,798
  *United States Lime & Minerals, Inc...........................................           3,102           193,193
  #United States Steel Corp.....................................................          34,221         1,033,132
  *Universal Stainless & Alloy Products, Inc....................................           3,910           155,344
  #Valspar Corp.................................................................          55,970         2,420,143
  *Verso Paper Corp.............................................................           1,800             2,034
  #Vulcan Materials Co..........................................................          30,706         1,346,765
   Walter Energy, Inc...........................................................           4,202           290,484
   Wausau Paper Corp............................................................          29,116           251,562
   Westlake Chemical Corp.......................................................          44,498         2,600,908
   Worthington Industries, Inc..................................................          43,100           793,471
  *WR Grace & Co................................................................          19,600         1,049,384
   Zep, Inc.....................................................................          13,354           218,739
  *Zoltek Cos., Inc.............................................................          20,281           176,242
                                                                                                   ---------------
Total Materials.................................................................                       138,764,848
                                                                                                   ---------------
Other -- (0.0%)
  .Avigen, Inc. Escrow Shares...................................................             370                --
 .*Endo Pharmaceuticals Solutions Escrow Shares.................................          22,212                --
 .*Gerber Scientific, Inc. Escrow Shares........................................          12,557                --
                                                                                                   ---------------
Total Other.....................................................................                                --
                                                                                                   ---------------
Real Estate Investment Trusts -- (0.0%)
  *American Tower Corp..........................................................          15,155           962,494
                                                                                                   ---------------


                                      1063

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (2.6%)
 #*AboveNet, Inc................................................................          14,988   $       995,953
  #Alaska Communications Systems Group, Inc.....................................          16,704            45,435
   AT&T, Inc....................................................................       1,198,394        35,244,768
   Atlantic Tele-Network, Inc...................................................           9,185           331,487
  *Cbeyond, Inc.................................................................          15,533           132,030
   CenturyLink, Inc.............................................................         127,567         4,723,806
 #*Cincinnati Bell, Inc.........................................................          76,751           264,791
 #*Cogent Communications Group, Inc.............................................          20,327           309,783
   Consolidated Communications Holdings, Inc....................................          16,727           317,646
 #*Crown Castle International Corp..............................................          13,970           677,266
  #Frontier Communications Corp.................................................         393,716         1,685,104
  *General Communications, Inc. Class A.........................................          30,061           312,935
   HickoryTech Corp.............................................................           7,530            86,520
   IDT Corp. Class B............................................................          12,396           109,085
 #*Iridium Communications, Inc..................................................          42,570           340,134
 #*Leap Wireless International, Inc.............................................          42,008           359,588
 #*Level 3 Communications, Inc..................................................          24,650           457,258
   Lumos Networks Corp..........................................................           9,362           140,711
  *MetroPCS Communications, Inc.................................................         102,502           906,118
  *Neutral Tandem, Inc..........................................................          16,694           205,169
  *NII Holdings, Inc............................................................          48,902           983,419
   NTELOS Holdings Corp.........................................................           9,362           213,734
  *Pendrell Corp................................................................          13,882            37,065
  *Premiere Global Services, Inc................................................          32,566           286,581
  *Primus Telecommunications Group, Inc.........................................           1,114            14,137
 #*SBA Communications Corp......................................................          17,010           777,697
   Shenandoah Telecommunications Co.............................................          13,126           129,554
  *Sprint Nextel Corp...........................................................         741,970         1,572,976
   SureWest Communications......................................................           8,035           116,347
  *Telephone & Data Systems, Inc................................................          61,431         1,615,634
 #*tw telecom, Inc..............................................................          39,457           795,059
 #*United States Cellular Corp..................................................          17,896           820,890
   USA Mobility, Inc............................................................          13,649           193,133
   Verizon Communications, Inc..................................................         581,853        21,912,584
   Warwick Valley Telephone Co..................................................           2,437            33,289
  #Windstream Corp..............................................................         180,120         2,174,048
                                                                                                   ---------------
Total Telecommunication Services................................................                        79,321,734
                                                                                                   ---------------
Utilities -- (2.1%)
  *AES Corp.....................................................................         297,871         3,800,834
   AGL Resources, Inc...........................................................          21,343           885,948
   ALLETE, Inc..................................................................          15,077           624,942
   Alliant Energy Corp..........................................................          11,246           476,718
   Ameren Corp..................................................................          20,941           662,573
   American Electric Power Co., Inc.............................................          24,100           953,396
  #American States Water Co.....................................................           7,163           259,086
   American Water Works Co., Inc................................................           8,332           281,038
   Aqua America, Inc............................................................          32,708           721,538
   Artesian Resources Corp. Class A.............................................           2,694            50,917
   Atmos Energy Corp............................................................          20,523           665,150
   Avista Corp..................................................................          23,975           607,526
   Black Hills Corp.............................................................          16,271           549,309
 #*Cadiz, Inc...................................................................           2,488            24,731
   California Water Service Group...............................................          20,442           377,155
  *Calpine Corp.................................................................         140,592         2,052,643
   CenterPoint Energy, Inc......................................................          36,646           676,852
   Central Vermont Public Service Corp..........................................           6,462           227,269
   CH Energy Group, Inc.........................................................           8,000           455,040
   Chesapeake Utilities Corp....................................................           4,395           189,073
   Cleco Corp...................................................................          21,400           850,864
   CMS Energy Corp..............................................................          35,800           781,514


                                      1064

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
   Connecticut Water Services, Inc..............................................           4,027   $       122,340
   Consolidated Edison, Inc.....................................................          16,132           951,143
  #Consolidated Water Co., Ltd..................................................           7,169            55,847
   Constellation Energy Group, Inc..............................................           5,733           208,853
   Delta Natural Gas Co., Inc...................................................             963            32,742
   Dominion Resources, Inc......................................................          29,201         1,461,218
   DTE Energy Co................................................................          15,286           813,368
   Duke Energy Corp.............................................................          67,578         1,440,087
 #*Dynegy, Inc..................................................................          69,805           129,837
   Edison International, Inc....................................................          17,126           702,851
  #El Paso Electric Co..........................................................          16,374           569,815
   Empire District Electric Co..................................................          16,774           349,402
   Entergy Corp.................................................................           9,042           627,334
   Exelon Corp..................................................................          33,554         1,334,778
   FirstEnergy Corp.............................................................          22,459           948,219
   Gas Natural, Inc.............................................................           1,956            21,809
   Genie Energy, Ltd. Class B...................................................          12,396           129,662
  *GenOn Energy, Inc............................................................         466,091           992,774
   Great Plains Energy, Inc.....................................................          32,114           662,191
  #Hawaiian Electric Industries, Inc............................................          21,250           551,438
   IDACORP, Inc.................................................................          17,291           728,816
  #Integrys Energy Group, Inc...................................................          14,441           749,632
   ITC Holdings Corp............................................................          11,718           863,734
   Laclede Group, Inc...........................................................           8,899           370,732
   MDU Resources Group, Inc.....................................................          22,008           470,531
   MGE Energy, Inc..............................................................           9,294           416,929
   Middlesex Water Co...........................................................           7,847           148,230
   National Fuel Gas Co.........................................................           6,964           350,150
   New Jersey Resources Corp....................................................          14,435           688,838
   NextEra Energy, Inc..........................................................          19,818         1,186,107
   NiSource, Inc................................................................          23,975           544,952
   Northeast Utilities, Inc.....................................................          15,800           549,050
   Northwest Natural Gas Co.....................................................          10,728           510,116
   NorthWestern Corp............................................................          14,786           519,580
  *NRG Energy, Inc..............................................................          99,574         1,680,809
   NSTAR........................................................................          10,200           458,286
   NV Energy, Inc...............................................................          60,235           975,807
   OGE Energy Corp..............................................................          12,600           666,036
   ONEOK, Inc...................................................................           9,390           780,872
  #Ormat Technologies, Inc......................................................          20,619           335,059
  #Otter Tail Corp..............................................................          14,139           312,331
  #Pepco Holdings, Inc..........................................................          19,300           379,438
  #PG&E Corp....................................................................          19,148           778,558
  #Piedmont Natural Gas Co......................................................          18,391           605,432
   Pinnacle West Capital Corp...................................................          10,000           472,600
   PNM Resources, Inc...........................................................          34,575           615,781
   Portland General Electric Co.................................................          27,994           698,170
   PPL Corp.....................................................................          28,917           803,603
   Progress Energy, Inc.........................................................          13,655           741,876
   Public Service Enterprise Group, Inc.........................................         105,952         3,214,584
  #Questar Corp.................................................................          96,766         1,865,648
   RGC Resources, Inc...........................................................             578            10,375
  #SCANA Corp...................................................................          11,266           505,055
   Sempra Energy................................................................          11,580           658,902
   SJW Corp.....................................................................          10,844           256,894
   South Jersey Industries, Inc.................................................          12,429           682,104
   Southern Co. (The)...........................................................          44,692         2,036,168
   Southwest Gas Corp...........................................................          16,387           684,977
 #*Synthesis Energy Systems, Inc................................................          20,993            32,329
   TECO Energy, Inc.............................................................          39,270           708,824
   UGI Corp.....................................................................          25,722           692,179


                                      1065

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Utilities -- (Continued)
  #UIL Holdings Corp............................................................          18,646   $       644,779
   UniSource Energy Corp........................................................          15,162           564,936
   Unitil Corp..................................................................           5,306           146,605
  #Vectren Corp.................................................................          18,943           541,580
  #Westar Energy, Inc...........................................................          28,228           802,804
   WGL Holdings, Inc............................................................          17,206           733,836
   Wisconsin Energy Corp........................................................          19,070           648,380
   Xcel Energy, Inc.............................................................          28,101           747,487
  #York Water Co................................................................           5,802           103,276
                                                                                                   ---------------
Total Utilities.................................................................                        62,963,601
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     2,601,202,008
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp..........................................             985             1,970
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Emergent Biosolutions, Inc. Contingent Value Rights..........................           3,700                --
 .*Magnum Hunter Resources Corp. Warrants 10/13/14..............................             580                --
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................          41,684             7,600
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                             7,600
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........       9,047,438         9,047,438
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                        (000)

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@DFA Short Term Investment Fund..............................................     404,155,625       404,155,625
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
      $373,618 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
      at $375,263) to be repurchased at $366,294................................   $         366           366,292
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       404,521,917
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,483,242,181)^^......................................................                   $ 3,014,780,933
                                                                                                   ===============


                                      1066

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                             VALUATION INPUTS
                                                        --------------------------------------------------------
                                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                        --------------------------------------------------------
                                                            LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                                        --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary............................    $ 370,499,769             --      --     $  370,499,769
   Consumer Staples..................................      164,855,313             --      --        164,855,313
   Energy............................................      304,868,126             --      --        304,868,126
   Financials........................................      460,890,425             --      --        460,890,425
   Health Care.......................................      275,705,091             --      --        275,705,091
   Industrials.......................................      375,621,177   $      8,886      --        375,630,063
   Information Technology............................      366,740,544             --      --        366,740,544
   Materials.........................................      138,764,848             --      --        138,764,848
   Other.............................................               --             --      --                 --
   Real Estate Investment Trusts.....................          962,494             --      --            962,494
   Telecommunication Services........................       79,321,734             --      --         79,321,734
   Utilities.........................................       62,963,601             --      --         62,963,601
Preferred Stocks
   Consumer Discretionary............................            1,970             --      --              1,970
Rights/Warrants......................................               --          7,600      --              7,600
Temporary Cash Investments...........................        9,047,438             --      --          9,047,438
Securities Lending Collateral........................               --    404,521,917      --        404,521,917
                                                        --------------   ------------   -------   --------------
TOTAL................................................   $2,610,242,530   $404,538,403      --     $3,014,780,933
                                                        ==============   ============   =======   ==============

               See accompanying Notes to Schedules of Investments.


                                      1067

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (98.1%)
AUSTRALIA -- (5.5%)
   Alumina, Ltd.................................................................       1,208,983   $     1,643,620
   Alumina, Ltd. Sponsored ADR..................................................          39,590           215,370
   Amcor, Ltd...................................................................         233,942         1,748,092
   Asciano Group, Ltd...........................................................         612,771         3,056,231
   Bank of Queensland, Ltd......................................................         126,632         1,018,143
   Bendigo Bank, Ltd............................................................         220,775         1,942,052
   Boral, Ltd...................................................................         541,009         2,319,394
   Caltex Australia, Ltd........................................................         135,893         1,835,220
   Crown, Ltd...................................................................         244,365         2,098,804
   CSR, Ltd.....................................................................               1                 2
  *Downer EDI, Ltd..............................................................          47,685           182,755
  *Echo Entertainment Group, Ltd................................................         503,797         1,933,726
  #Fairfax Media, Ltd...........................................................       1,531,902         1,203,315
   Harvey Norman Holdings, Ltd..................................................         413,690           904,427
   Incitec Pivot, Ltd...........................................................         982,903         3,347,833
   Lend Lease Group NL..........................................................          63,505           495,562
   Macquarie Group, Ltd.........................................................         229,757         6,215,540
   National Australia Bank, Ltd.................................................          57,403         1,452,947
   New Hope Corp., Ltd..........................................................          95,204           568,356
   OneSteel, Ltd................................................................         951,756           747,511
   Origin Energy, Ltd...........................................................         793,931        11,583,755
   OZ Minerals, Ltd.............................................................         200,472         2,320,606
   Primary Health Care, Ltd.....................................................         147,812           466,867
  *Qantas Airways, Ltd..........................................................         876,752         1,465,739
   Santos, Ltd..................................................................         673,830         9,619,718
   Seven Group Holdings, Ltd....................................................          15,044           125,341
   Sims Metal Management, Ltd...................................................          79,944         1,277,332
  #Sims Metal Management, Ltd. Sponsored ADR....................................           7,228           115,576
   Sonic Healthcare, Ltd........................................................          90,735         1,082,200
   Suncorp Group, Ltd...........................................................         977,911         8,721,484
   TABCORP Holdings, Ltd........................................................         537,018         1,659,029
   Tatts Group, Ltd.............................................................         956,078         2,575,430
   Toll Holdings, Ltd...........................................................         433,114         2,297,352
   Treasury Wine Estates, Ltd...................................................          17,922            66,126
   Wesfarmers, Ltd..............................................................         886,873        28,511,638
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       104,817,093
                                                                                                   ---------------
AUSTRIA -- (0.1%)
   Erste Group Bank AG..........................................................          30,647           675,176
   OMV AG.......................................................................          20,189           662,495
  #Raiffeisen Bank International AG.............................................          18,425           628,849
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                         1,966,520
                                                                                                   ---------------
BELGIUM -- (1.0%)
   Ageas SA.....................................................................       1,217,491         2,537,582
   Delhaize Group SA............................................................          66,697         3,636,068
   Delhaize Group SA Sponsored ADR..............................................          10,600           579,926
   D'ieteren SA.................................................................           4,289           213,624
   KBC Groep NV.................................................................          83,321         1,588,454
   Solvay SA....................................................................          59,233         5,861,433
   UCB SA.......................................................................          99,152         4,038,757
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        18,455,844
                                                                                                   ---------------
CANADA -- (11.6%)
   Astral Media, Inc. Class A...................................................          22,250           782,201
  #Bell Aliant, Inc.............................................................          35,747         1,001,073
   Cameco Corp..................................................................          92,152         2,137,684
   Canadian National Resources, Ltd.............................................          88,978         3,524,689


                                      1068

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Canadian Pacific Railway, Ltd................................................          72,373   $     5,161,457
   Canadian Tire Corp. Class A..................................................          62,053         3,976,788
   Empire Co., Ltd. Class A.....................................................          19,858         1,118,956
   Encana Corp..................................................................         577,997        11,073,424
   Enerplus Corp................................................................          44,348         1,057,063
   Ensign Energy Services, Inc..................................................          49,894           776,251
   Fairfax Financial Holdings, Ltd..............................................          13,300         5,398,524
   Genworth MI Canada, Inc......................................................          10,996           249,376
   George Weston, Ltd...........................................................          34,700         2,253,233
   Goldcorp, Inc................................................................         250,818        12,131,917
   Groupe Aeroplan, Inc.........................................................          28,840           358,379
   HudBay Minerals, Inc.........................................................          37,115           433,446
   Husky Energy, Inc............................................................         212,037         5,178,803
   Industrial Alliance Insurance & Financial Services, Inc......................          43,200         1,141,287
   Inmet Mining Corp............................................................          39,700         2,652,738
  *Katanga Mining, Ltd..........................................................          10,365            13,128
   Kinross Gold Corp............................................................         754,797         8,528,822
  #Loblaw Cos., Ltd.............................................................          74,387         2,700,396
  *Lundin Mining Corp...........................................................         269,656         1,363,475
   Magna International, Inc.....................................................         204,038         8,428,497
   Manulife Financial Corp......................................................       1,112,809        12,995,904
   Methanex Corp................................................................          13,600           370,280
   Nexen, Inc...................................................................         372,173         6,669,940
  *Pan American Silver Corp.....................................................          19,300           442,897
   Pengrowth Energy Corp........................................................         132,749         1,330,535
   Penn West Petroleum, Ltd.....................................................         115,402         2,514,744
   PetroBakken Energy, Ltd. Class A.............................................          19,305           282,634
  *Precision Drilling Corp......................................................          83,900           861,006
  #Progress Energy Resources Corp...............................................          41,266           437,065
   Progressive Waste Solutions, Ltd.............................................          35,900           815,242
  *Quadra FNX Mining, Ltd.......................................................          81,185         1,217,734
   Quebecor, Inc. Class B.......................................................           1,200            42,497
  *Research In Motion, Ltd......................................................         102,556         1,710,119
   Sun Life Financial, Inc......................................................         494,520         9,908,155
   Suncor Energy, Inc...........................................................         975,599        33,606,452
   Talisman Energy, Inc.........................................................         343,633         4,105,638
   Teck Resources, Ltd. Class A.................................................           1,020            44,912
   Teck Resources, Ltd. Class B.................................................         362,968        15,391,841
   Telus Corp. Non-Voting.......................................................          13,713           735,089
   Thomson Reuters Corp.........................................................         335,015         9,201,469
   TransAlta Corp...............................................................         141,867         2,880,634
   TransCanada Corp.............................................................         506,713        20,845,628
 #*Uranium One, Inc.............................................................          93,694           239,211
   Viterra, Inc.................................................................         208,884         2,247,789
   Yamana Gold, Inc.............................................................         500,904         8,667,283
                                                                                                   ---------------
TOTAL CANADA....................................................................                       219,006,305
                                                                                                   ---------------
DENMARK -- (1.3%)
  *A.P. Moeller-Maersk A.S. Series A............................................             220         1,546,807
   A.P. Moeller-Maersk A.S. Series B............................................             994         7,330,285
   Carlsberg A.S. Series B......................................................          76,219         5,809,896
  *Danske Bank A.S..............................................................         447,138         6,517,285
  *H. Lundbeck A.S..............................................................          28,510           562,968
   Rockwool International A.S. Series B.........................................           2,238           212,562
  *TDC A.S......................................................................         151,194         1,180,323
 #*Vestas Wind Systems A.S......................................................          76,529           863,424
                                                                                                   ---------------
TOTAL DENMARK...................................................................                        24,023,550
                                                                                                   ---------------
FINLAND -- (0.6%)
   Kesko Oyj Series B...........................................................          32,608         1,152,498
  *Neste Oil Oyj................................................................          21,359           240,106


                                      1069

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
  *Nokia Oyj....................................................................         187,001   $       939,212
   Stora Enso Oyj Series R......................................................         526,010         3,756,347
   UPM-Kymmene Oyj..............................................................         470,250         6,045,986
                                                                                                   ---------------
TOTAL FINLAND...................................................................                        12,134,149
                                                                                                   ---------------
FRANCE -- (10.4%)
 #*Air France-KLM...............................................................         157,437         1,001,241
  *Arkema SA....................................................................          25,306         2,051,303
   AXA SA.......................................................................         948,963        14,449,471
   AXA SA Sponsored ADR.........................................................         403,078         6,146,939
   BNP Paribas SA...............................................................          97,888         4,163,584
   Bollore SA...................................................................           4,898           994,102
  *Bouygues SA..................................................................          82,716         2,583,344
   Cap Gemini SA................................................................          90,823         3,320,404
   Casino Guichard Perrachon SA.................................................          36,999         3,296,847
   CIC SA.......................................................................           3,491           463,302
   Cie de Saint-Gobain SA.......................................................         282,075        12,597,722
  *Cie Generale de Geophysique - Veritas SA.....................................          50,927         1,425,413
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................          28,903           809,284
   Cie Generale des Establissements Michelin SA Series B........................          96,988         6,654,744
   Ciments Francais SA..........................................................          10,236           756,301
   CNP Assurances SA............................................................         102,520         1,382,873
   Credit Agricole SA...........................................................         725,973         4,486,255
   Electricite de France SA.....................................................         133,716         3,087,689
   France Telecom SA............................................................       1,246,364        18,736,657
   GDF Suez SA..................................................................         917,391        24,975,588
   Groupe Eurotunnel SA.........................................................         299,066         2,468,693
   Lafarge SA...................................................................         130,242         5,329,019
   Lagardere SCA................................................................          86,944         2,477,390
   Natixis SA...................................................................         497,028         1,531,072
   Peugeot SA...................................................................          98,768         1,827,576
   PPR SA.......................................................................          58,786         9,282,748
   Renault SA...................................................................         124,793         5,338,472
   Rexel SA.....................................................................          44,452           877,047
   Sanofi SA....................................................................         124,506         9,231,199
   Sanofi SA ADR................................................................         212,510         7,890,496
   SCOR SE......................................................................         116,206         2,927,254
   Societe Generale SA..........................................................         351,149         9,387,241
   STMicroelectronics NV........................................................         551,076         3,677,846
   Thales SA....................................................................          10,853           371,900
   Vivendi SA...................................................................         949,725        19,924,620
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       195,925,636
                                                                                                   ---------------
GERMANY -- (7.8%)
   Allianz SE...................................................................          76,804         8,466,653
   Allianz SE Sponsored ADR.....................................................         716,588         7,961,293
   Bayerische Motoren Werke AG..................................................         188,535        16,178,819
  *Celesio AG...................................................................           7,158           138,218
 #*Commerzbank AG...............................................................       1,040,641         2,501,572
   Daimler AG...................................................................         468,831        26,021,250
  #Deutsche Bank AG (2803025)...................................................         239,182        10,210,680
   Deutsche Bank AG (5750355)...................................................         144,572         6,159,966
   Deutsche Lufthansa AG........................................................         141,492         1,964,665
   Deutsche Post AG.............................................................         259,066         4,319,995
   Deutsche Telekom AG..........................................................         920,799        10,374,033
   Deutsche Telekom AG Sponsored ADR............................................         681,300         7,712,316
   E.ON AG......................................................................         847,337        18,181,201
   Fraport AG...................................................................          11,751           706,166
   Hannover Rueckversicherung AG................................................           2,994           159,502
   Heidelberger Zement AG.......................................................          57,083         2,816,405
   Merck KGaA...................................................................          24,703         2,581,185


                                      1070

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
   Munchener Rueckversicherungs-Gesellschaft AG.................................          86,591   $    11,292,046
  *RWE AG.......................................................................          60,887         2,338,238
   Salzgitter AG................................................................          14,728           882,706
   Suedzucker AG................................................................          22,645           670,310
   ThyssenKrupp AG..............................................................          85,214         2,429,131
   Volkswagen AG................................................................          14,924         2,420,624
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       146,486,974
                                                                                                   ---------------
GREECE -- (0.1%)
   Hellenic Petroleum S.A.......................................................          47,049           354,952
  *National Bank of Greece S.A..................................................         258,838           929,145
                                                                                                   ---------------
TOTAL GREECE....................................................................                         1,284,097
                                                                                                   ---------------
HONG KONG -- (1.5%)
   Henderson Land Development Co., Ltd..........................................         947,641         5,154,032
   Hong Kong & Shanghai Hotels, Ltd.............................................         409,712           546,811
   Hopewell Holdings, Ltd.......................................................         386,331         1,011,024
   Hutchison Whampoa, Ltd.......................................................       1,318,000        12,519,124
   Hysan Development Co., Ltd...................................................         286,165         1,129,437
   Kowloon Development Co., Ltd.................................................          60,000            56,221
   New World Development Co., Ltd...............................................       2,849,209         3,117,076
   Orient Overseas International, Ltd...........................................         178,048           927,252
   Pacific Basin Shipping, Ltd..................................................          71,000            33,663
   Sun Hung Kai & Co., Ltd......................................................          35,677            18,768
   Tsim Sha Tsui Properties, Ltd................................................         249,333           607,552
  #Wharf Holdings, Ltd..........................................................         207,000         1,180,661
   Wheelock & Co., Ltd..........................................................         924,000         2,948,224
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                        29,249,845
                                                                                                   ---------------
IRELAND -- (0.3%)
   CRH P.L.C....................................................................         152,188         3,024,035
   CRH P.L.C. Sponsored ADR.....................................................         122,393         2,439,292
                                                                                                   ---------------
TOTAL IRELAND...................................................................                         5,463,327
                                                                                                   ---------------
ISRAEL -- (0.5%)
   Bank Hapoalim B.M............................................................         602,573         2,092,731
   Bank Leumi Le-Israel B.M.....................................................         612,405         1,989,535
   Bezeq Israeli Telecommunication Corp., Ltd...................................         497,298           859,042
   Elbit Systems, Ltd...........................................................          15,513           645,152
   Israel Chemicals, Ltd........................................................         185,285         1,933,879
  *Israel Discount Bank, Ltd. Series A..........................................         522,880           750,026
  *Mellanox Technologies, Ltd...................................................             975            35,307
  *NICE Systems, Ltd............................................................           5,684           203,867
  *NICE Systems, Ltd. Sponsored ADR.............................................          38,456         1,382,878
  *Oil Refineries, Ltd..........................................................          51,886            30,668
   Partner Communications Co., Ltd..............................................          25,255           208,050
   Paz Oil Co., Ltd.............................................................             118            15,733
   Strauss Group, Ltd...........................................................           5,439            66,638
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                        10,213,506
                                                                                                   ---------------
ITALY -- (1.6%)
  #Banca Monte Dei Paschi di Siena SpA..........................................       2,655,014         1,010,678
  *Fiat SpA.....................................................................         501,852         3,020,371
  #Finmeccanica SpA.............................................................         387,490         1,748,752
   Parmalat SpA.................................................................         175,225           332,499
   Telecom Italia SpA...........................................................       8,344,059         8,503,008
   Telecom Italia SpA Sponsored ADR.............................................         206,300         2,108,386
  #UniCredit SpA................................................................       2,197,696        10,961,480


                                      1071

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
  #Unione di Banche Italiane ScpA...............................................         541,635   $     2,493,151
                                                                                                   ---------------
TOTAL ITALY.....................................................................                        30,178,325
                                                                                                   ---------------
JAPAN -- (19.3%)
   77 Bank, Ltd. (The)..........................................................         298,000         1,375,648
   AEON Co., Ltd................................................................         407,000         5,374,909
   Alfresa Holdings Corp........................................................          20,600           904,229
   Amada Co., Ltd...............................................................         234,000         1,622,026
   Aozora Bank, Ltd.............................................................          21,000            58,570
   Asahi Kasei Corp.............................................................          80,000           507,776
   Asatsu-DK, Inc...............................................................           6,000           167,463
   Autobacs Seven Co., Ltd......................................................           8,400           388,810
   Bank of Kyoto, Ltd. (The)....................................................         176,000         1,520,621
   Bank of Yokohama, Ltd. (The).................................................         449,000         2,085,203
   Canon Marketing Japan, Inc...................................................          39,500           484,355
  #Casio Computer Co., Ltd......................................................          87,000           511,945
   Chiba Bank, Ltd. (The).......................................................         185,000         1,151,243
   Chugoku Bank, Ltd. (The).....................................................          78,400         1,071,551
   Chuo Mitsui Trust Holdings, Inc..............................................         114,000           357,629
   Citizen Holdings Co., Ltd....................................................         144,000           875,709
   Coca-Cola West Co., Ltd......................................................          34,500           594,259
   COMSYS Holdings Corp.........................................................          46,000           515,218
   Cosmo Oil Co., Ltd...........................................................         342,000           997,008
   Dai Nippon Printing Co., Ltd.................................................         429,000         4,626,452
   Daicel Chemical Industries, Ltd..............................................         197,000         1,238,766
   Dainippon Sumitomo Pharma Co., Ltd...........................................          17,900           206,897
   Daiwa Securities Group, Inc..................................................         796,098         2,868,466
 #*Elpida Memory, Inc...........................................................         107,200           455,429
   Fuji Heavy Industries, Ltd...................................................         287,000         1,955,365
   Fuji Television Network, Inc.................................................             275           426,087
   FUJIFILM Holdings Corp.......................................................         363,000         8,625,089
   Fukuoka Financial Group, Inc.................................................         429,000         1,835,570
   Fukuyama Transporting Co., Ltd...............................................           6,000            35,343
   Glory, Ltd...................................................................          29,700           646,588
   Gunma Bank, Ltd. (The).......................................................         184,000         1,004,603
   H2O Retailing Corp...........................................................          68,000           533,756
   Hachijuni Bank, Ltd. (The)...................................................         364,000         2,137,633
   Hakuhodo DY Holdings, Inc....................................................          13,520           831,321
  *Hankyu Hanshin Holdings, Inc.................................................         232,000         1,041,900
   Higo Bank, Ltd. (The)........................................................         104,000           606,889
   Hitachi Capital Corp.........................................................          23,600           356,238
   Hitachi High-Technologies Corp...............................................          31,100           683,750
   Hitachi Transport System, Ltd................................................           1,300            22,151
   Hokuhoku Financial Group, Inc................................................         624,000         1,249,886
   House Foods Corp.............................................................          37,000           689,881
   Idemitsu Kosan Co., Ltd......................................................          18,800         2,038,193
   Inpex Corp...................................................................             868         5,938,491
   Isetan Mitsukoshi Holdings, Ltd..............................................         205,855         2,323,491
   Iyo Bank, Ltd. (The).........................................................         117,000         1,126,751
   J. Front Retailing Co., Ltd..................................................         230,000         1,135,502
   JFE Holdings, Inc............................................................         258,200         4,612,826
   Joyo Bank, Ltd. (The)........................................................         366,000         1,623,888
   JS Group Corp................................................................         107,940         2,236,303
   JTEKT Corp...................................................................         100,500         1,077,991
   JX Holdings, Inc.............................................................       1,535,986         9,314,410
   Kagoshima Bank, Ltd. (The)...................................................         145,000         1,003,798
   Kajima Corp..................................................................          75,000           253,986
   Kamigumi Co., Ltd............................................................         126,000         1,111,446
   Kaneka Corp..................................................................         180,000         1,008,801
  #Kawasaki Kisen Kaisha, Ltd...................................................         327,000           620,380
   Keiyo Bank, Ltd. (The).......................................................         108,000           533,079


                                      1072

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Kinden Corp..................................................................         109,000   $       956,304
   Kobe Steel, Ltd..............................................................       1,152,000         1,894,702
   Konica Minolta Holdings, Inc.................................................         186,500         1,360,261
   Kyocera Corp.................................................................          55,200         4,716,677
   Kyocera Corp. Sponsored ADR..................................................           1,779           151,571
   Kyowa Hakko Kirin Co., Ltd...................................................          51,000           629,652
   Marui Group Co., Ltd.........................................................         108,800           875,973
  *Mazda Motor Corp.............................................................         901,000         1,494,355
   Medipal Holdings Corp........................................................          80,200           875,600
   Meiji Holdings Co., Ltd......................................................          39,500         1,730,024
   Mitsubishi Chemical Holdings Corp............................................         443,500         2,496,094
   Mitsubishi Corp..............................................................         622,500        14,235,521
   Mitsubishi Gas Chemical Co., Inc.............................................         235,000         1,329,627
   Mitsubishi Heavy Industries, Ltd.............................................       2,049,000         9,405,363
   Mitsubishi Logistics Corp....................................................          69,000           797,193
   Mitsubishi Materials Corp....................................................         523,000         1,637,237
   Mitsubishi Tanabe Pharma Corp................................................          48,100           679,757
   Mitsubishi UFJ Financial Group, Inc..........................................       5,882,934        27,181,512
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................       1,691,580         7,764,352
   Mitsui & Co., Ltd............................................................         425,900         7,240,048
   Mitsui & Co., Ltd. Sponsored ADR.............................................           5,227         1,777,180
   Mitsui Chemicals, Inc........................................................         456,000         1,445,064
   Mitsui Engineering & Shipbuilding Co., Ltd...................................         301,000           530,945
  #Mitsui O.S.K. Lines, Ltd.....................................................         556,000         2,106,560
   Mizuho Financial Group, Inc..................................................         203,460           308,118
   MS&AD Insurance Group Holdings, Inc..........................................         301,591         6,198,856
   Nagase & Co., Ltd............................................................          96,000         1,114,364
   Nanto Bank, Ltd. (The).......................................................          58,000           316,537
  *NEC Corp.....................................................................       1,421,000         2,844,001
  *Nippon Electric Glass Co., Ltd...............................................         161,000         1,403,939
   Nippon Express Co., Ltd......................................................         574,000         2,303,595
   Nippon Meat Packers, Inc.....................................................          97,397         1,239,844
  #Nippon Paper Group, Inc......................................................          51,200         1,099,851
   Nippon Sheet Glass Co., Ltd..................................................         410,000           829,129
   Nippon Shokubai Co., Ltd.....................................................          44,000           497,203
   Nippon Steel Corp............................................................       2,862,000         7,036,964
   Nippon Television Network Corp...............................................           2,660           412,209
  #Nippon Yusen K.K.............................................................         740,000         1,880,336
   Nishi-Nippon Bank, Ltd.......................................................         319,000           936,741
   Nissan Shatai Co., Ltd.......................................................          11,000           114,602
   Nisshin Seifun Group, Inc....................................................         104,500         1,267,048
   Nisshin Steel Co., Ltd.......................................................         363,000           563,619
   Nisshinbo Holdings, Inc......................................................          80,000           804,450
   NOK Corp.....................................................................          59,200         1,109,131
   Nomura Holdings, Inc.........................................................       2,017,800         7,438,996
   NTN Corp.....................................................................          96,000           396,084
   Obayashi Corp................................................................         315,000         1,519,425
   OJI Paper Co., Ltd...........................................................         409,000         2,105,601
   Onward Holdings Co., Ltd.....................................................          84,000           681,885
   Panasonic Corp...............................................................       1,152,500         9,330,206
   Panasonic Corp. Sponsored ADR................................................         174,545         1,412,069
  *Renesas Electronics Corp.....................................................          19,500           123,848
   Rengo Co., Ltd...............................................................          93,000           661,302
   Ricoh Co., Ltd...............................................................         455,000         3,845,371
   Rohm Co., Ltd................................................................          55,900         2,770,520
   San-in Godo Bank, Ltd. (The).................................................          70,000           529,815
   Sankyo Co., Ltd..............................................................          28,800         1,410,393
   SBI Holdings, Inc............................................................          11,809           893,305
   Seiko Epson Corp.............................................................          70,300           897,290
   Seino Holdings Co., Ltd......................................................          46,000           352,403
   Sekisui Chemical Co., Ltd....................................................          54,000           474,096


                                      1073

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sekisui House, Ltd...........................................................         316,000   $     2,971,488
   Sharp Corp...................................................................         683,454         5,894,859
   Shiga Bank, Ltd..............................................................         195,000         1,320,210
   Shimizu Corp.................................................................         284,000         1,298,702
   Shinsei Bank, Ltd............................................................         496,000           560,732
   Shizuoka Bank, Ltd...........................................................           4,000            41,152
   Showa Denko K.K..............................................................         611,000         1,335,519
   Showa Shell Sekiyu K.K.......................................................         100,700           691,601
   SKY Perfect JSAT Holdings, Inc...............................................             780           403,682
   Sojitz Corp..................................................................         587,300         1,014,280
   Sony Corp....................................................................           4,900            89,589
   Sony Corp. Sponsored ADR.....................................................         678,816        12,368,028
   Sumitomo Bakelite Co., Ltd...................................................          52,000           303,409
   Sumitomo Chemical Co., Ltd...................................................         200,000           807,204
   Sumitomo Corp................................................................         754,200        10,870,716
   Sumitomo Electric Industries, Ltd............................................         539,600         6,519,160
   Sumitomo Forestry Co., Ltd...................................................          44,300           397,457
   Sumitomo Mitsui Financial Group, Inc.........................................         588,727        18,827,659
   Suzuken Co., Ltd.............................................................          36,500         1,067,038
   Suzuki Motor Corp............................................................         134,500         3,074,074
   Taiheiyo Cement Corp.........................................................           9,000            19,763
   Taisei Corp..................................................................         546,000         1,512,720
   Takashimaya Co., Ltd.........................................................         181,000         1,410,029
   TDK Corp.....................................................................          40,200         1,919,935
   Teijin, Ltd..................................................................         337,000         1,094,870
   Tokai Rika Co., Ltd..........................................................          21,000           352,696
   Tokyo Broadcasting System, Inc...............................................          16,400           221,128
  *Tokyo Tatemono Co., Ltd......................................................          12,000            43,991
   Toppan Printing Co., Ltd.....................................................         378,000         3,030,314
   Tosoh Corp...................................................................         203,000           573,860
   Toyo Seikan Kaisha, Ltd......................................................         116,900         1,733,455
   Toyobo Co., Ltd..............................................................          40,000            58,793
   Toyoda Gosei Co., Ltd........................................................          21,600           352,354
   Toyota Motor Corp............................................................         193,600         7,140,456
  #Toyota Motor Corp. Sponsored ADR.............................................         268,717        19,745,325
   Toyota Tsusho Corp...........................................................         122,900         2,334,691
   UNY Co., Ltd.................................................................         104,000           974,221
   Wacoal Corp..................................................................          46,000           602,043
   Yamaguchi Financial Group, Inc...............................................         100,000           959,550
   Yamaha Corp..................................................................         101,600           936,863
   Yamato Kogyo Co., Ltd........................................................          19,200           604,687
   Yamazaki Baking Co., Ltd.....................................................          13,000           172,396
   Yokohama Rubber Co., Ltd.....................................................         104,000           624,929
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                       365,311,914
                                                                                                   ---------------
NETHERLANDS -- (3.0%)
  *Aegon NV.....................................................................       1,198,006         5,820,060
   Akzo Nobel NV................................................................         168,592         8,797,031
   ArcelorMittal NV.............................................................         690,103        14,176,837
  *ING Groep NV.................................................................         618,539         5,643,279
  *ING Groep NV Sponsored ADR...................................................         207,810         1,893,149
   Koninklijke DSM NV...........................................................         155,472         7,991,218
   Koninklijke Philips Electronics NV...........................................         599,714        12,147,016
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                        56,468,590
                                                                                                   ---------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd..........................................          56,340           114,036
   Contact Energy, Ltd..........................................................         330,132         1,302,279
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                         1,416,315
                                                                                                   ---------------


                                      1074

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NORWAY -- (1.1%)
   Aker ASA Series A............................................................          15,833   $       445,893
  *Aker Kvaerner ASA............................................................          60,343           742,383
  *Archer, Ltd..................................................................          78,234           181,046
   BW Offshore, Ltd.............................................................          95,865           144,946
   Cermaq ASA...................................................................           8,925           123,106
   DNB ASA......................................................................         528,356         5,574,218
   Marine Harvest ASA...........................................................       1,787,245           971,484
   Norsk Hydro ASA..............................................................         853,507         4,518,006
   Orkla ASA....................................................................         697,493         5,658,790
  *Petroleum Geo-Services ASA...................................................          79,053         1,015,499
   Stolt-Nielsen, Ltd...........................................................             513            11,058
   Storebrand ASA...............................................................         202,119         1,000,775
  *Subsea 7 SA..................................................................          67,954         1,377,493
   Wilh Wilhelmsen Holding ASA..................................................              99             2,428
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        21,767,125
                                                                                                   ---------------

PORTUGAL -- (0.1%)
  *Banco Comercial Portugues SA.................................................              28                 5
   Banco Espirito Santo SA......................................................         314,793           520,856
  *EDP Renovaveis SA............................................................         166,881           961,407
  *Portugal Telecom SA..........................................................         173,375           861,947
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                         2,344,215
                                                                                                   ---------------
SINGAPORE -- (0.8%)
   CapitaLand, Ltd..............................................................       1,443,000         3,008,657
   Fraser & Neave, Ltd..........................................................         194,550         1,048,761
   Golden Agri-Resources, Ltd...................................................       5,519,000         3,214,008
  *Indofood Agri Resources, Ltd.................................................          58,000            66,371
  *Keppel Land, Ltd.............................................................         189,000           426,469
  #Neptune Orient Lines, Ltd....................................................         461,000           475,438
  #Overseas Union Enterprise, Ltd...............................................         235,000           417,932
   Singapore Airlines, Ltd......................................................         483,400         4,257,125
   United Industrial Corp., Ltd.................................................         428,000           936,924
   Venture Corp., Ltd...........................................................          70,000           400,663
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                        14,252,348
                                                                                                   ---------------

SPAIN -- (2.1%)
   Acciona SA...................................................................          43,907         3,530,565
  #Banco de Sabadell SA.........................................................       1,285,028         4,751,594
   Banco Espanol de Credito SA..................................................         163,642           835,417
   Banco Popular Espanol SA.....................................................       1,597,062         6,879,305
   Banco Santander SA (5705946).................................................         710,567         5,548,723
  *Banco Santander SA (B7LNLG9).................................................          15,447           120,222
   Banco Santander SA Sponsored ADR.............................................          56,513           445,322
   CaixaBank SA.................................................................         681,097         3,427,015
   Gas Natural SDG SA...........................................................         242,790         3,978,829
   Mapfre SA....................................................................         342,069         1,139,267
   Repsol YPF SA Sponsored ADR..................................................         305,570         8,467,345
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                        39,123,604
                                                                                                   ---------------
SWEDEN -- (2.9%)
   Boliden AB...................................................................         137,731         2,362,514
  *Husqvarna AB Series B........................................................          12,955            68,530
  *Meda AB Series A.............................................................          57,352           606,798
   Nordea Bank AB...............................................................       1,538,216        12,912,447
   Skandinaviska Enskilda Banken AB Series A....................................         856,728         5,399,537
  *Skandinaviska Enskilda Banken AB Series C....................................           1,379             8,658
   SSAB AB Series A.............................................................         119,665         1,258,340
   SSAB AB Series B.............................................................          67,450           618,230
  *Svenska Cellulosa AB Series A................................................           5,817            96,860


                                      1075

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
   Svenska Cellulosa AB Series B................................................         566,500   $     9,476,900
   Swedbank AB Series A.........................................................         451,292         6,495,774
   Tele2 AB Series B............................................................         102,506         1,960,158
  *Telefonaktiebolaget LM Ericsson AB Series B..................................         879,679         8,186,492
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................         126,886         1,176,233
   TeliaSonera AB...............................................................         578,063         3,853,691
   Trelleborg AB Series B.......................................................           5,625            53,151
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                        54,534,313
                                                                                                   ---------------
SWITZERLAND -- (4.5%)
   Adecco SA....................................................................          85,811         4,086,057
   Alpiq Holding AG.............................................................             470            87,079
  *Aryzta AG....................................................................          34,715         1,604,711
   Baloise Holding AG...........................................................          44,870         3,445,701
   Banque Cantonale Vaudoise AG.................................................             997           504,941
  *Clariant AG..................................................................          84,623         1,031,730
   Credit Suisse Group AG.......................................................         274,339         7,138,155
   Credit Suisse Group AG Sponsored ADR.........................................          63,289         1,648,046
   Givaudan SA..................................................................           4,427         4,141,669
   Holcim, Ltd..................................................................         241,079        13,797,309
   Lonza Group AG...............................................................          17,436           944,438
   Novartis AG..................................................................          18,935         1,027,666
   Novartis AG ADR..............................................................         189,650        10,309,374
   St. Galler Kantonalbank AG...................................................             989           396,084
   Sulzer AG....................................................................           6,321           793,944
   Swiss Life Holding AG........................................................          30,648         3,047,085
  *Swiss Re, Ltd................................................................         325,311        17,702,680
  *UBS AG.......................................................................         242,514         3,308,668
   Zurich Financial Services AG.................................................          40,743         9,805,599
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                        84,820,936
                                                                                                   ---------------
UNITED KINGDOM -- (21.9%)
   Associated British Foods P.L.C...............................................         281,925         5,127,653
   Aviva P.L.C..................................................................       2,273,943        12,540,259
   Barclays P.L.C...............................................................       2,901,244         9,863,031
   Barclays P.L.C. Sponsored ADR................................................       1,025,997        13,881,739
   BP P.L.C. Sponsored ADR......................................................       1,576,850        72,393,183
   Carnival P.L.C...............................................................         116,691         3,490,235
   Carnival P.L.C. ADR..........................................................          96,861         2,909,704
   Eurasian Natural Resources Corp. P.L.C.......................................           5,803            63,320
  *Evraz P.L.C..................................................................         129,667           916,210
   HSBC Holdings P.L.C..........................................................         617,963         5,163,139
  *International Consolidated Airlines Group SA.................................       1,081,357         3,025,308
   International Power P.L.C....................................................       1,366,248         7,231,582
   Investec P.L.C...............................................................         227,564         1,349,208
   John Wood Group P.L.C........................................................          36,228           376,447
   Kazakhmys P.L.C..............................................................         135,567         2,437,366
   Kingfisher P.L.C.............................................................       2,319,541         9,365,357
  *Lloyds Banking Group P.L.C...................................................      19,244,534         9,306,371
  *Lloyds Banking Group P.L.C. Sponsored ADR....................................         250,250           477,978
   Mondi P.L.C..................................................................         165,225         1,317,502
   Old Mutual P.L.C.............................................................       4,100,681         9,453,573
   Pearson P.L.C. Sponsored ADR.................................................         473,755         8,792,893
   Resolution, Ltd..............................................................         862,853         3,717,626
   Rexam P.L.C..................................................................         924,114         5,456,950
  *Royal Bank of Scotland Group P.L.C...........................................       6,254,642         2,624,249
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR............................         306,118         2,577,514
   Royal Dutch Shell P.L.C. ADR.................................................       1,012,251        74,238,488
   Royal Dutch Shell P.L.C. Series A............................................           6,155           218,359
   Royal Dutch Shell P.L.C. Series B............................................         243,850         8,911,985
   RSA Insurance Group P.L.C....................................................         427,061           713,845


                                      1076

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Sainsbury (J.) P.L.C.........................................................       1,193,358   $     5,431,269
   Vodafone Group P.L.C.........................................................      13,861,205        37,385,811
   Vodafone Group P.L.C. Sponsored ADR..........................................       1,734,107        46,976,959
   William Morrison Supermarkets P.L.C..........................................       2,063,732         9,310,457
   Wolseley P.L.C...............................................................         136,656         4,739,953
   WPP P.L.C....................................................................         535,886         6,308,840
   Xstrata P.L.C................................................................       1,508,669        25,679,487
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                       413,773,850
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,853,018,381
                                                                                                   ---------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Porsche Automobil Holding SE.................................................          46,252         2,848,208
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................               5                 1
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@DFA Short Term Investment Fund..............................................      28,000,000        28,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
   (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $4,625,649) to be repurchased
   at $4,534,980................................................................   $       4,535         4,534,950
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        32,534,950
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,956,588,960)^^......................................................                    $1,888,401,540
                                                                                                   ===============


                                      1077

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                      VALUATION INPUTS
                                               ----------------------------------------------------------
                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                               ----------------------------------------------------------
                                                  LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                               ------------   --------------   ---------   --------------
Common Stocks
   Australia................................   $  1,608,278   $  103,208,815        --     $  104,817,093
   Austria..................................             --        1,966,520        --          1,966,520
   Belgium..................................        579,926       17,875,918        --         18,455,844
   Canada...................................    219,006,305               --        --        219,006,305
   Denmark..................................             --       24,023,550        --         24,023,550
   Finland..................................             --       12,134,149        --         12,134,149
   France...................................     14,846,719      181,078,917        --        195,925,636
   Germany..................................     25,884,289      120,602,685        --        146,486,974
   Greece...................................             --        1,284,097        --          1,284,097
   Hong Kong................................             --       29,249,845        --         29,249,845
   Ireland..................................      2,439,292        3,024,035        --          5,463,327
   Israel...................................      1,382,878        8,830,628        --         10,213,506
   Italy....................................      2,108,386       28,069,939        --         30,178,325
   Japan....................................     43,218,525      322,093,389        --        365,311,914
   Netherlands..............................      1,893,149       54,575,441        --         56,468,590
   New Zealand..............................             --        1,416,315        --          1,416,315
   Norway...................................             --       21,767,125        --         21,767,125
   Portugal.................................             --        2,344,215        --          2,344,215
   Singapore................................             --       14,252,348        --         14,252,348
   Spain....................................      8,912,667       30,210,937        --         39,123,604
   Sweden...................................      1,176,233       53,358,080        --         54,534,313
   Switzerland..............................     11,957,420       72,863,516        --         84,820,936
   United Kingdom...........................    223,164,668      190,609,182        --        413,773,850
Preferred Stocks
   Germany..................................             --        2,848,208        --          2,848,208
Rights/Warrants
   Spain....................................              1               --        --                  1
Securities Lending Collateral...............             --       32,534,950        --         32,534,950
                                               ------------   --------------   ---------   --------------
TOTAL.......................................   $558,178,736   $1,330,222,804        --     $1,888,401,540
                                               ============   ==============   =========   ==============

               See accompanying Notes to Schedules of Investments.


                                      1078

                    T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (95.2%)
AUSTRALIA -- (5.1%)
   Acrux, Ltd...................................................................           8,981   $        32,537
   Adelaide Brighton, Ltd.......................................................          70,598           222,370
   Aditya Birla Minerals, Ltd...................................................           7,401             6,979
   AGL Energy, Ltd..............................................................          11,707           181,258
  *AJ Lucas Group, Ltd..........................................................           8,887            11,511
   Alesco Corp., Ltd............................................................          14,876            20,017
  *Alkane Resources, Ltd........................................................          21,333            21,367
  *Allied Gold Mining P.L.C.....................................................          15,406            32,336
   Alumina, Ltd.................................................................         302,126           410,742
   Alumina, Ltd. Sponsored ADR..................................................          14,400            78,336
   Amalgamated Holdings, Ltd....................................................          15,139            93,332
   Amcom Telecommunications, Ltd................................................          31,775            28,334
   Amcor, Ltd...................................................................         147,315         1,100,786
   AMP, Ltd.....................................................................         187,580           850,757
   Ansell, Ltd..................................................................          17,816           281,405
  *Antares Energy, Ltd..........................................................          32,145            13,296
   APA Group, Ltd...............................................................          58,930           300,054
   APN News & Media, Ltd........................................................          67,017            51,792
  *Aquarius Platinum, Ltd.......................................................          41,410           116,524
  *Aquila Resources, Ltd........................................................          12,205            77,890
 #*Arafura Resources, Ltd.......................................................          23,799            12,614
   ARB Corp., Ltd...............................................................           5,672            49,474
   Aristocrat Leisure, Ltd......................................................          29,747            78,268
   Asciano Group, Ltd...........................................................          62,024           309,348
   ASG Group, Ltd...............................................................           7,300             6,435
  *Aston Resources, Ltd.........................................................           3,727            37,881
   ASX, Ltd.....................................................................          14,390           458,064
   Atlas Iron, Ltd..............................................................         121,043           397,749
  *Aurora Oil & Gas, Ltd........................................................          28,892            90,062
   Ausdrill, Ltd................................................................          54,916           207,328
   Ausenco, Ltd.................................................................           9,627            29,925
   Austal, Ltd..................................................................          17,222            37,054
  *Austar United Communications, Ltd............................................          69,123            87,168
  *Austbrokers Holdings, Ltd....................................................           1,390             9,322
   Austin Engineering, Ltd......................................................           9,103            43,006
   Australia & New Zealand Banking Group, Ltd...................................         117,748         2,678,209
  *Australian Agricultural Co., Ltd.............................................          57,179            84,304
   Australian Infrastructure Fund...............................................          80,194           170,962
   Australian Pharmaceutical Industries, Ltd....................................          44,606            14,200
   Australian Worldwide Exploration, Ltd........................................          82,410           131,137
   Automotive Holdings Group NL.................................................          36,616            75,777
   AVJennings, Ltd..............................................................           6,380             2,712
 #*Bandanna Energy, Ltd.........................................................          19,321            13,716
   Bank of Queensland, Ltd......................................................          43,022           345,904
  *Bannerman Resources, Ltd.....................................................          43,180            10,792
   Beach Energy, Ltd............................................................         172,191           270,068
  *Beadell Resources, Ltd.......................................................          24,307            19,194
   Bell Financial Group, Ltd....................................................           6,099             3,866
   Bendigo Bank, Ltd............................................................          77,838           684,704
   BHP Billiton, Ltd............................................................           1,925            76,246
  #BHP Billiton, Ltd. Sponsored ADR.............................................          16,464         1,307,900
   Billabong International, Ltd.................................................          30,198            60,089
  *Biota Holdings, Ltd..........................................................          34,184            29,742
   Blackmores, Ltd..............................................................             345            10,460
  *BlueScope Steel, Ltd.........................................................         562,099           241,382
   Boart Longyear, Ltd..........................................................          87,931           328,599
   Boral, Ltd...................................................................         148,736           637,656
   Bradken, Ltd.................................................................          21,094           175,708


                                      1079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Brambles, Ltd................................................................          19,042   $       146,949
   Brickworks, Ltd..............................................................           6,806            77,445
   BT Investment Management, Ltd................................................           6,143            12,123
   Cabcharge Australia, Ltd.....................................................          15,198            72,977
   Caltex Australia, Ltd........................................................          24,572           331,842
   Campbell Brothers, Ltd.......................................................           8,440           465,914
  *Cape Lambert Resources, Ltd..................................................          88,627            53,161
   Cardno, Ltd..................................................................          15,096            95,974
  *Carnarvon Petroleum, Ltd.....................................................          87,903            11,184
   carsales.com, Ltd............................................................          10,335            52,656
  #Cash Converters International, Ltd...........................................           2,126             1,262
   Challenger, Ltd..............................................................          74,729           350,975
   Clough, Ltd..................................................................          65,000            47,632
  *Coal of Africa, Ltd..........................................................          52,185            55,191
   Coca-Cola Amatil, Ltd........................................................          11,801           144,733
   Cochlear, Ltd................................................................           2,204           138,765
  *Cockatoo Coal, Ltd...........................................................         135,281            55,172
  *Coffey International, Ltd....................................................          48,876            26,462
   Commonwealth Bank of Australia NL............................................          51,776         2,781,959
   Computershare, Ltd...........................................................           7,697            62,468
   Consolidated Media Holdings, Ltd.............................................          33,116            94,073
  *Cooper Energy, Ltd...........................................................          59,673            24,375
   Credit Corp. Group, Ltd......................................................           3,280            16,364
   Crown, Ltd...................................................................          36,305           311,817
   CSG, Ltd.....................................................................           5,879             3,244
   CSL, Ltd.....................................................................           9,911           327,005
   CSR, Ltd.....................................................................          98,183           213,571
  *Cudeco, Ltd..................................................................          20,658            78,488
  *Cue Energy Resources, Ltd....................................................          17,852             4,640
   Customers, Ltd...............................................................          30,668            27,636
  #David Jones, Ltd.............................................................          84,080           231,098
   Decmil Group, Ltd............................................................          14,064            35,946
  *Deep Yellow, Ltd.............................................................          61,575             7,522
  *Devine, Ltd..................................................................          13,350            10,340
  *Discovery Metals, Ltd........................................................          44,635            73,194
  *Downer EDI, Ltd..............................................................          80,333           307,880
  *Drillsearch Energy, Ltd......................................................          59,284            65,050
   DUET Group, Ltd..............................................................         128,022           246,069
   DuluxGroup, Ltd..............................................................          15,629            47,274
   DWS, Ltd.....................................................................          11,284            15,704
  *Echo Entertainment Group, Ltd................................................         138,142           530,231
  *Elders, Ltd..................................................................         103,979            26,522
   Emeco Holdings, Ltd..........................................................         102,809           111,766
 #*Endeavour Mining Corp........................................................           2,265             5,819
  *Energy Resources of Australia, Ltd...........................................          20,010            32,737
  *Energy World Corp., Ltd......................................................         122,411            91,521
   Envestra, Ltd................................................................         161,407           129,269
   Euroz, Ltd...................................................................           3,934             4,969
  *Evolution Mining, Ltd........................................................          26,481            50,986
   Exco Resources, Ltd..........................................................          13,942             2,810
  *Extract Resources, Ltd.......................................................           4,321            39,249
  #Fairfax Media, Ltd...........................................................         448,207           352,068
   Finbar Group, Ltd............................................................             595               592
   FKP Property Group, Ltd......................................................         202,190           136,060
   Fleetwood Corp., Ltd.........................................................           6,057            78,380
  #Fletcher Building, Ltd.......................................................          12,299            65,679
  #Flight Centre, Ltd...........................................................           9,755           199,850
  *Flinders Mines, Ltd..........................................................          38,870            12,172
  *Focus Minerals, Ltd..........................................................         568,286            33,693
   Forge Group, Ltd.............................................................           5,619            32,481
   Fortescue Metals Group, Ltd..................................................          22,863           122,335


                                      1080

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Galaxy Resources, Ltd........................................................           6,676   $         6,225
 #*Gindalbie Metals, Ltd........................................................         121,664            80,679
  *Gloucester Coal, Ltd.........................................................          11,151            98,266
  #Goodman Fielder, Ltd.........................................................         353,257           196,777
   GrainCorp, Ltd...............................................................          28,424           236,708
   Grange Resources, Ltd........................................................         167,580           104,026
  *Gryphon Minerals, Ltd........................................................          24,451            33,759
   GUD Holdings, Ltd............................................................          10,807            86,270
  *Gunns, Ltd...................................................................         133,137            16,973
   GWA Group, Ltd...............................................................          36,918            93,770
   Harvey Norman Holdings, Ltd..................................................         109,034           238,375
  *Hastie Group, Ltd............................................................           2,637             1,578
   HFA Holdings, Ltd............................................................          13,456            12,223
  *Highlands Pacific, Ltd.......................................................          48,954             7,795
  *Hillgrove Resources, Ltd.....................................................          54,023            12,329
   Hills Holdings, Ltd..........................................................          39,391            43,206
  *Horizon Oil, Ltd.............................................................         133,673            33,976
  *Icon Energy, Ltd.............................................................          52,698            10,342
   iiNet, Ltd...................................................................          17,221            54,839
   Iluka Resources, Ltd.........................................................          20,683           401,925
   Imdex, Ltd...................................................................          46,977           107,061
   IMF Australia, Ltd...........................................................           1,965             2,795
   Incitec Pivot, Ltd...........................................................         187,931           640,105
   Independence Group NL........................................................          31,840           133,252
   Industrea, Ltd...............................................................          45,486            54,863
  *Infigen Energy, Ltd..........................................................          86,150            25,587
   Insurance Australia Group, Ltd...............................................         196,748           607,925
  *Integra Mining, Ltd..........................................................         151,656            95,886
 #*Intrepid Mines, Ltd..........................................................          30,113            40,653
   Invocare, Ltd................................................................          12,546            99,255
   IOOF Holdings, Ltd...........................................................          38,169           226,734
   Iress Market Technology, Ltd.................................................           8,789            64,807
   James Hardie Industries SE...................................................          24,936           187,630
   James Hardie Industries SE Sponsored ADR.....................................           1,236            46,554
   JB Hi-Fi, Ltd................................................................           6,986            93,462
   Jetset Travelworld, Ltd......................................................          25,000            18,016
  *Kagara, Ltd..................................................................          60,876            22,242
   Kingsgate Consolidated, Ltd..................................................          17,262           140,304
   Leighton Holdings, Ltd.......................................................           4,219           104,817
   Lend Lease Group NL..........................................................          68,655           535,751
  *Linc Energy, Ltd.............................................................          53,155            78,012
  *MacMahon Holdings, Ltd.......................................................         117,721            82,406
  *Macquarie Atlas Roads Group NL...............................................             212               356
   Macquarie Group, Ltd.........................................................          39,389         1,065,578
   McMillan Shakespeare, Ltd....................................................           5,584            55,046
   McPherson's, Ltd. (6542056)..................................................           4,994             9,134
  *McPherson's, Ltd. (B5Q2YV3)..................................................           1,248                --
   Medusa Mining, Ltd...........................................................          11,455            65,768
   Melbourne IT, Ltd............................................................          27,781            47,120
   Mermaid Marine Australia, Ltd................................................          28,992            89,295
 #*Mesoblast, Ltd...............................................................           5,809            39,802
  *Metals X, Ltd................................................................         100,801            23,505
   Metcash, Ltd.................................................................          61,710           264,550
  *Metgasco, Ltd................................................................          12,958             5,219
   Mincor Resources NL..........................................................          34,793            27,499
  *Mineral Deposits, Ltd........................................................          14,986            90,471
   Mineral Resources, Ltd.......................................................          23,936           308,464
  *Mirabela Nickel, Ltd.........................................................          69,979            68,215
  *Molopo Energy, Ltd...........................................................          43,705            28,287
  *Moly Mines, Ltd..............................................................          25,343             8,601
   Monadelphous Group, Ltd......................................................           4,671           108,997


                                      1081

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Mortgage Choice, Ltd.........................................................          10,686   $        15,760
   Mount Gibson Iron, Ltd.......................................................         119,718           179,553
   MSF Sugar, Ltd...............................................................           3,275            15,390
  *Murchison Metals, Ltd........................................................          34,431            15,875
   Myer Holdings, Ltd...........................................................         109,721           249,113
   National Australia Bank, Ltd.................................................         130,708         3,308,395
   Navitas, Ltd.................................................................          25,073            76,659
   New Hope Corp., Ltd..........................................................          25,345           151,307
   Newcrest Mining, Ltd.........................................................          26,907           963,093
  *Nexus Energy, Ltd............................................................         149,750            33,390
   NIB Holdings, Ltd............................................................          74,922           116,077
   Norfolk Group, Ltd...........................................................           4,633             5,262
  *Northern Iron, Ltd...........................................................           2,017             1,626
  *Norton Gold Fields, Ltd......................................................         129,944            28,951
   NRW Holdings, Ltd............................................................          22,481            72,236
  *Nufarm, Ltd..................................................................          32,143           155,433
   Oakton, Ltd..................................................................           1,390             1,762
   Oil Search, Ltd..............................................................          35,591           249,202
   OneSteel, Ltd................................................................         226,252           177,699
   Orica, Ltd...................................................................          15,629           410,655
   Origin Energy, Ltd...........................................................         115,213         1,681,001
 #*Orocobre, Ltd................................................................           1,174             2,404
   OrotonGroup, Ltd.............................................................           2,881            24,474
   OZ Minerals, Ltd.............................................................          59,417           687,794
   Pacific Brands, Ltd..........................................................         194,501           127,903
  *Paladin Energy, Ltd..........................................................          78,571           153,570
  *PanAust, Ltd.................................................................          39,539           146,995
   Panoramic Resources, Ltd.....................................................          62,268            87,175
   Patties Foods, Ltd...........................................................           1,438             2,425
   Peet, Ltd....................................................................          17,958            15,630
  *Peninsula Energy, Ltd........................................................          54,120             2,877
  *Perilya, Ltd.................................................................          49,865            21,704
   Perpetual Trustees Australia, Ltd............................................           5,773           123,976
  *Perseus Mining, Ltd..........................................................          16,940            51,462
   Platinum Asset Mangement, Ltd................................................           5,135            18,518
   PMP, Ltd.....................................................................          73,062            39,049
   Premier Investments, Ltd.....................................................          10,054            52,009
   Primary Health Care, Ltd.....................................................          87,671           276,910
  *Prime Aet&D Holdings No.1, Ltd...............................................               4                --
   Prime Media Group, Ltd.......................................................          39,708            27,548
   PrimeAg, Ltd.................................................................          14,476            16,194
   Programmed Maintenance Service, Ltd..........................................          22,341            48,596
  *Qantas Airways, Ltd..........................................................         122,209           204,307
   QBE Insurance Group, Ltd.....................................................          73,303           892,368
  *QR National, Ltd.............................................................          37,809           148,999
  *Ramelius Resources, Ltd......................................................          61,433            67,767
   Ramsay Health Care, Ltd......................................................           9,989           201,400
   REA Group, Ltd...............................................................           1,757            24,403
  *Red Fork Energy, Ltd.........................................................          13,449            11,632
   Redflex Holdings, Ltd........................................................           4,333             8,283
   Reece Australia, Ltd.........................................................             591            12,170
  *Reed Resources, Ltd..........................................................          19,892             8,223
  *Regis Resources, Ltd.........................................................          16,161            68,189
   Reject Shop, Ltd. (The)......................................................           2,325            27,151
  *Resolute Mining, Ltd.........................................................          80,829           175,426
  *Resource Generation, Ltd.....................................................          25,956            10,183
   Retail Food Group, Ltd.......................................................           3,418             9,065
 #*Rex Minerals, Ltd............................................................          15,350            25,560
  *Rialto Energy, Ltd. (B16P771)................................................          42,983            14,596
  *Rialto Energy, Ltd. (B3NS238)................................................           6,669             2,266
   Ridley Corp., Ltd............................................................          46,015            49,864


                                      1082

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Rio Tinto, Ltd...............................................................          18,907   $     1,387,202
  *Roc Oil Co., Ltd.............................................................          78,562            28,327
   Ruralco Holdings, Ltd........................................................           1,300             4,292
   SAI Global, Ltd..............................................................          24,140           126,750
  *Salinas Energy, Ltd..........................................................           6,981             3,329
   Salmat, Ltd..................................................................          11,000            28,148
 #*Samson Oil & Gas, Ltd. Sponsored ADR.........................................          12,700            27,305
 #*Sandfire Resources NL........................................................           4,145            32,233
   Santos, Ltd..................................................................         100,470         1,434,328
  *Saracen Mineral Holdings, Ltd................................................          53,183            48,507
   Sedgman, Ltd.................................................................           9,230            18,618
   Seek, Ltd....................................................................          14,552            81,289
   Select Harvests, Ltd.........................................................           2,843             5,368
  *Senex Energy, Ltd............................................................          28,278            23,532
   Servcorp, Ltd................................................................           9,992            28,671
   Seven Group Holdings, Ltd....................................................          22,576           188,095
   Seven West Media, Ltd........................................................           8,909            32,732
   Sigma Pharmaceuticals, Ltd...................................................         212,760           135,633
  *Silex System, Ltd............................................................           6,346            14,478
  *Silver Lake Resources, Ltd...................................................          14,012            54,545
   Sims Metal Management, Ltd...................................................          28,447           454,521
   Sims Metal Management, Ltd. Sponsored ADR....................................           4,871            77,887
   Skilled Group, Ltd...........................................................           7,580            14,103
   SMS Management & Technology, Ltd.............................................           8,481            45,463
   Sonic Healthcare, Ltd........................................................          30,239           360,662
   Southern Cross Media Group, Ltd..............................................         106,921           131,728
   SP Ausnet, Ltd...............................................................          69,316            71,017
   SP Telemedia, Ltd............................................................          80,192           127,713
   Spark Infrastructure Group, Ltd..............................................         102,507           145,214
   Specialty Fashion Group, Ltd.................................................           8,094             3,775
   Spotless Group, Ltd..........................................................          45,294           115,481
  *St. Barbara, Ltd.............................................................          57,864           143,558
  *Starpharma Holdings, Ltd.....................................................          16,423            21,010
  *Straits Resources, Ltd.......................................................          21,527            15,432
   STW Communications Group, Ltd................................................          56,702            53,527
   Suncorp Group, Ltd...........................................................         143,845         1,282,879
  *Sundance Energy Australia, Ltd...............................................          22,232            12,252
  *Sunland Group, Ltd...........................................................          21,844            17,132
   Super Retail Group, Ltd......................................................          18,523           115,777
   Sydney Airport, Ltd..........................................................          28,742            81,457
   TABCORP Holdings, Ltd........................................................         111,625           344,847
  *Tanami Gold NL...............................................................           5,827             4,481
  *Tap Oil, Ltd.................................................................          49,618            41,061
   Tassal Group, Ltd............................................................          24,227            32,877
   Tatts Group, Ltd.............................................................         272,554           734,191
   Telstra Corp., Ltd...........................................................          58,938           208,315
   Telstra Corp., Ltd. ADR......................................................             600            10,626
  #Ten Network Holdings, Ltd....................................................         125,313           117,049
  *Teranga Gold Corp............................................................          13,832            33,653
  *Texon Petroleum, Ltd.........................................................           9,448             6,009
   TFS Corp., Ltd...............................................................          27,337            15,950
   Thakral Holdings Group, Ltd..................................................          48,013            29,282
   Thorn Group, Ltd.............................................................          26,760            45,664
   Toll Holdings, Ltd...........................................................         137,837           731,124
   Tox Free Solutions, Ltd......................................................           9,442            22,559
   Transfield Services, Ltd.....................................................          78,152           165,877
  *Transpacific Industries Group, Ltd...........................................         149,139           132,690
   Transurban Group, Ltd........................................................          38,642           225,212
   Treasury Wine Estates, Ltd...................................................          45,252           166,965
   Troy Resources, Ltd..........................................................          16,220            79,584
   Trust Co., Ltd. (The)........................................................           1,137             6,267


                                      1083

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   UGL, Ltd.....................................................................          22,874   $       325,467
   UXC, Ltd.....................................................................          31,427            14,188
   Village Roadshow, Ltd........................................................           6,668            21,224
  *Virgin Australia Holdings, Ltd...............................................         312,963           106,135
   Washington H. Soul Pattinson & Co., Ltd......................................          11,554           168,556
   Watpac, Ltd..................................................................          32,558            38,542
   WDS, Ltd.....................................................................          33,762            21,882
   Webjet, Ltd..................................................................          12,221            32,654
   Wesfarmers, Ltd..............................................................          63,076         2,027,799
   Western Areas NL.............................................................          11,269            65,972
   Westpac Banking Corp.........................................................         129,797         2,909,690
 #*White Energy Co., Ltd........................................................          24,853            12,017
   Whitehaven Coal, Ltd.........................................................          17,437           105,175
   WHK Group, Ltd...............................................................          37,000            33,089
   Wide Bay Australia, Ltd......................................................           1,410            10,722
   Woodside Petroleum, Ltd......................................................           9,827           356,673
   Woolworths, Ltd..............................................................          11,286           296,881
   WorleyParsons, Ltd...........................................................           5,578           161,347
   WPG Resources, Ltd...........................................................          23,023             2,275
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                        58,484,081
                                                                                                   ---------------

AUSTRIA -- (0.3%)
   Agrana Beteiligungs AG.......................................................             753            81,287
   Andritz AG...................................................................           1,561           144,970
  *A-TEC Industries AG..........................................................           3,557             3,908
   Atrium European Real Estate, Ltd.............................................          17,616            80,945
  *Austria Technologie & Systemtechnik AG.......................................             770             8,884
  *CA Immobilien Anlagen AG.....................................................           5,017            48,936
   Erste Group Bank AG..........................................................          22,129           487,518
   EVN AG.......................................................................           3,428            46,095
   Flughafen Wien AG............................................................           2,248            82,796
  *Immofinanz Immobilien Anlagen AG.............................................          71,331           229,765
 #*Intercell AG.................................................................           4,255            13,108
  *Kapsch TrafficCom AG.........................................................             655            52,159
   Lenzing AG...................................................................             441            40,383
   Mayr-Melnhof Karton AG.......................................................             732            68,857
   Oesterreichischen Post AG....................................................           3,093           100,968
   OMV AG.......................................................................          18,845           618,392
   Palfinger AG.................................................................             168             3,622
  #Raiffeisen Bank International AG.............................................           6,735           229,867
   RHI AG.......................................................................           2,057            47,290
  *S IMMO AG....................................................................           4,134            23,681
   Schoeller-Bleckmann Oilfield Equipment AG....................................           1,468           123,398
  *Semperit Holding AG..........................................................             982            41,977
  *Strabag SE...................................................................           4,207           123,529
   Telekom Austria AG...........................................................          12,651           147,616
   Uniqa Versicherungen AG......................................................           1,961            28,333
   Verbund AG...................................................................           2,572            69,898
   Vienna Insurance Group AG Wiener Versicherung Gruppe.........................           7,150           308,726
   Voestalpine AG...............................................................           8,426           276,948
   Wienerberger AG..............................................................          24,004           276,813
   Zumtobel AG..................................................................           2,513            45,764
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                         3,856,433
                                                                                                   ---------------
BELGIUM -- (0.7%)
  *Ablynx NV....................................................................           6,382            24,510
   Ackermans & van Haaren NV....................................................           4,520           363,289
   Ageas SA.....................................................................         436,090           908,930
  *Agfa-Gevaert NV..............................................................          35,268            63,734
   Anheuser-Busch InBev NV......................................................           5,871           356,962
   Anheuser-Busch InBev NV Sponsored ADR........................................          13,736           835,149


                                      1084

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
  *Arseus NV....................................................................           4,228   $        58,960
   Banque Nationale de Belgique SA..............................................              26            76,521
   Barco NV.....................................................................           2,305           124,844
  #Bekaert NV...................................................................           4,014           163,721
  #Belgacom SA..................................................................           5,268           164,613
   Colruyt SA...................................................................           2,370            89,767
   Compagnie d'Entreprises SA...................................................           1,545            82,871
   Compagnie Immobiliere de Belgique SA.........................................             189             6,188
   Compagnie Maritime Belge SA..................................................           3,221            73,127
  *Deceuninck NV................................................................          18,601            26,075
   Delhaize Group SA Sponsored ADR..............................................           9,149           500,542
 #*Dexia SA.....................................................................          98,638            43,433
   D'ieteren SA.................................................................           5,700           283,903
   Econocom Group SA............................................................           2,034            40,992
   Elia System Operator SA......................................................           3,116           118,503
  *Euronav SA...................................................................           5,837            37,048
   EVS Broadcast Equipment SA...................................................           1,521            74,809
   Exmar NV.....................................................................           8,774            65,532
  *Galapagos NV.................................................................           6,113            83,959
   Ion Beam Applications SA.....................................................           3,199            25,255
   KBC Groep NV.................................................................          15,900           303,122
  *Kinepolis Group NV...........................................................           1,570           116,471
   Lotus Bakeries NV............................................................              19            10,435
   Melexis NV...................................................................           2,127            31,697
   Mobistar SA..................................................................           1,159            58,038
   Nyrstar NV...................................................................          26,530           248,299
   Recticel SA..................................................................           6,887            47,222
   Resilux SA...................................................................             348            24,812
   Roularta Media Group NV......................................................           1,508            31,290
   Sioen Industries NV..........................................................           4,172            29,240
   Sipef NV.....................................................................           1,027            83,494
   Solvay SA....................................................................           8,168           808,269
   Telenet Group Holding NV.....................................................           4,618           182,868
   Tessenderlo Chemie NV........................................................           5,220           178,390
  *ThromboGenics NV.............................................................           2,876            66,742
  *TiGenix NV...................................................................          10,350             9,465
   UCB SA.......................................................................          15,172           618,001
   Umicore SA...................................................................          11,188           521,158
   Van de Velde NV..............................................................             560            27,265
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                         8,089,515
                                                                                                   ---------------

BRAZIL -- (2.1%)
   AES Tiete SA.................................................................           3,400            42,948
  *Aliansce Shopping Centers SA.................................................           8,200            68,521
   All America Latina Logistica SA..............................................          45,300           260,568
   Amil Participacoes SA........................................................           7,440            74,477
   Anhanguera Educacional Participacoes SA......................................           8,700           117,016
   B2W Cia Global Do Varejo SA..................................................           5,500            32,801
   Banco Alfa de Investimento SA................................................          14,300            45,015
   Banco Bradesco SA............................................................          55,648           826,184
   Banco do Brasil SA...........................................................          63,797           992,812
   Banco Santander Brasil SA ADR................................................          92,645           844,922
   Bematech SA..................................................................           6,000            14,663
   BM&F Bovespa SA..............................................................         225,699         1,419,661
   BR Malls Participacoes SA....................................................          48,200           526,084
   Brasil Brokers Participacoes SA..............................................          23,200            90,559
   Brasil Telecom SA ADR........................................................             439             2,801
   BRF - Brasil Foods SA........................................................           9,416           186,466
   BRF - Brasil Foods SA ADR....................................................          31,160           624,135
   Brookfield Incorporacoes SA..................................................          35,500           124,754
   Camargo Correa Desenvolvimento Imobiliario SA................................          12,400            28,317


                                      1085

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   CCR SA.......................................................................          21,200   $       147,546
   Centrais Eletricas Brasileiras SA ADR........................................           2,700            39,528
   Centrais Eletricas Brasileiras SA Sponsored ADR..............................           2,800            28,588
  *Centrais Eletricas Brasilerias SA............................................           3,500            35,958
   CETIP SA.....................................................................           9,194           141,814
  *Cia de Saneamento Basico do Estado de Sao Paulo ADR..........................           4,300           283,327
   Cia de Saneamento de Minas Gerais-Copasa SA..................................          10,400           230,298
   Cia Energetica de Minas Gerais SA............................................           1,375            23,200
   Cia Hering SA................................................................           9,177           220,601
   Cia Siderurgica Nacional SA Sponsored ADR....................................          20,928           214,931
   Cielo SA.....................................................................           3,711           110,553
   Cosan SA Industria e Comercio................................................          25,000           404,504
   CPFL Energia SA..............................................................           8,400           124,038
   Cremer SA....................................................................          10,900            97,945
   Cyrela Brazil Realty SA Empreendimentos e Participacoes......................          51,400           475,991
  *Cyrela Commercial Properties SA Empreendimentos e Participacoes..............             300             2,730
   Diagnosticos da America SA...................................................          27,300           262,500
  *Direcional Engenharia SA.....................................................           5,100            27,730
   Duratex SA...................................................................          32,640           182,890
   EcoRodovias Infraestrutura e Logistica SA....................................          11,954            84,154
  *Embraer SA...................................................................          55,700           384,468
   Embraer SA ADR...............................................................          20,543           563,289
   Energias do Brazil SA........................................................           4,200            97,837
   Equatorial Energia SA........................................................          11,000            77,438
   Estacio Participacoes SA.....................................................          13,584           154,484
   Eternit SA...................................................................          24,972           129,777
   Even Construtora e Incorporadora SA..........................................          32,400           133,516
   EZ Tec Empreendimentos e Participacoes SA....................................          13,000           131,994
   Fibria Celulose SA...........................................................          10,683            87,130
  #Fibria Celulose SA Sponsored ADR.............................................          20,386           162,884
   Fleury SA....................................................................           5,600            73,237
   Gafisa SA....................................................................          10,200            27,847
  #Gafisa SA ADR................................................................          24,000           130,080
  *General Shopping Brasil SA...................................................           6,700            49,583
   Gerdau SA....................................................................          29,700           234,581
   Grendene SA..................................................................          20,200            98,272
   Guararapes Confeccoes SA.....................................................           1,200            52,740
   Helbor Empreendimentos SA....................................................           9,122           121,648
  *Hypermarcas SA...............................................................          13,100            79,626
  *IdeiasNet SA.................................................................          15,400            25,296
   Iguatemi Empresa de Shopping Centers SA......................................           6,500           138,430
   Iochpe-Maxion SA.............................................................           8,800           148,581
   Itau Unibanco Holding SA.....................................................           3,700            64,568
  *JBS SA.......................................................................         107,864           394,489
   JHSF Participacoes SA........................................................          23,200            75,288
  *JSL SA.......................................................................          14,000            58,814
  *Kepler Weber SA..............................................................         145,000            19,088
  *Kroton Educacional SA (B23DNH7)..............................................           8,900           104,934
  *Kroton Educacional SA (B75L7J4)..............................................           3,588            42,098
   Light SA.....................................................................           7,300           114,647
   Localiza Rent a Car SA.......................................................           6,900           113,302
  *Log-in Logistica Intermodal SA...............................................           5,000            21,520
   Lojas Americanas SA..........................................................          25,785           225,058
   Lojas Renner SA..............................................................           8,000           270,147
   LPS Brasil Consultoria de Imoveis SA.........................................           2,300            42,335
  *Lupatech SA..................................................................           2,100             5,048
   M. Dias Branco SA............................................................           6,316           167,299
  *Magnesita Refratarios SA.....................................................          13,123            47,469
   Mahle-Metal Leve SA Industria e Comercio.....................................           2,300            64,174
   Marfrig Alimentos SA.........................................................          27,500           126,231
   Marisa Lojas SA..............................................................           3,200            36,630


                                      1086

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Mills Estruturas e Servicos de Engenharia SA.................................           3,300   $        40,948
   Minerva SA...................................................................          15,200            45,847
  *MMX Mineracao e Metalicos SA.................................................          50,026           235,070
  *MPX Energia SA...............................................................           6,100           163,742
   MRV Engenharia e Participacoes SA............................................          58,000           446,486
   Multiplan Empreendimentos Imobiliarios SA....................................           9,675           221,497
   Multiplus SA.................................................................           2,600            45,714
   Natura Cosmeticos SA.........................................................           6,100           130,644
   Obrascon Huarte Lain Brasil SA...............................................           3,054           110,103
   OdontoPrev SA................................................................          17,300           289,125
  *OSX Brasil SA................................................................          15,000           115,385
   Paranapanema SA..............................................................          28,800            56,374
   PDG Realty SA Empreendimentos e Participacoes................................         178,247           722,292
   Petroleo Brasileiro SA ADR...................................................          90,141         2,753,808
   Porto Seguro SA..............................................................          21,100           250,828
   Positivo Informatica SA......................................................           7,200            23,984
   Profarma Distribuidora de Produtos Farmaceuticos SA..........................           3,400            23,157
   Raia Drogasil SA.............................................................           9,750            80,915
   Redecard SA..................................................................          11,163           201,256
  *Restoque Comercio e Confeccoes de Roupas SA..................................           2,200            35,987
   Rodobens Negocios Imobiliarios SA............................................           4,000            24,496
   Rossi Residencial SA.........................................................          35,100           189,643
   Santos Brasil Participacoes SA...............................................           5,850            90,301
   Sao Martinho SA..............................................................           9,800           113,077
   SLC Agricola SA..............................................................          15,400           141,026
   Souza Cruz SA................................................................           7,500            97,613
  *Springs Global Participacoes SA..............................................          10,400            19,226
   Sul America SA...............................................................          31,038           312,654
   Tecnisa SA...................................................................          24,255           129,105
   Tegma Gestao Logistica SA....................................................           3,550            53,803
   Tele Norte Leste Participacoes SA............................................           4,400            50,140
   Telefonica Brasil SA.........................................................           3,673            91,657
  *Tempo Participacoes SA.......................................................          15,600            37,500
   Tim Participacoes SA.........................................................          12,200            67,731
  *Tim Participacoes SA ADR.....................................................           6,220           179,447
   Totvs SA.....................................................................          17,500           300,881
   Tractebel Energia SA.........................................................           2,700            46,885
   Triunfo Participacoes e Investimentos SA.....................................           4,800            24,066
   Usinas Siderurgicas de Minas Gerais SA.......................................          18,960           183,827
   Vale SA Sponsored ADR........................................................          52,700         1,333,310
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
   Identificacao SA.............................................................          10,175           125,266
  *Vanguarda Agro SA............................................................         182,880            37,681
  *Viver Incorporadora e Construtora SA.........................................          38,650            46,233
   WEG Industrias SA............................................................          22,128           246,711
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                        24,492,848
                                                                                                   ---------------
CANADA -- (8.5%)
  *5N Plus, Inc.................................................................           7,800            40,140
   Aastra Technologies, Ltd.....................................................           1,700            28,636
  *Absolute Software Corp.......................................................           3,000            14,212
  *Advantage Oil & Gas, Ltd.....................................................          30,765           109,535
   Aecon Group, Inc.............................................................          13,100           146,978
  *AEterna Zentaris, Inc........................................................          14,956            25,804
   AG Growth International, Inc.................................................           2,000            73,422
   AGF Management, Ltd. Class B.................................................          17,300           271,224
   Agnico-Eagle Mines, Ltd......................................................          12,214           457,888
   Agrium, Inc..................................................................          11,437           921,963
  *Ainsworth Lumber Co., Ltd....................................................           7,780            10,397
  *Air Canada Class A...........................................................           4,133             4,452
   Alamos Gold, Inc.............................................................           9,100           186,411
   Algoma Central Corp..........................................................             360            35,544


                                      1087

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Algonquin Power & Utilities Corp.............................................          20,300   $       121,270
   Alimentation Couche-Taro, Inc. Class B.......................................          15,485           470,249
   Alliance Grain Traders, Inc..................................................           4,411            82,879
   AltaGas, Ltd.................................................................          12,642           381,769
  *Alterra Power Corp...........................................................          20,706            10,738
  *Altius Minerals Corp.........................................................           3,500            39,339
   Amerigo Resources, Ltd.......................................................          42,500            37,299
  *Anderson Energy, Ltd.........................................................          30,500            14,601
  *Angle Energy, Inc............................................................          13,695            74,573
  *Antrim Energy, Inc...........................................................          36,800            48,445
  *Anvil Mining, Ltd............................................................          16,300           123,221
   ARC Resources, Ltd...........................................................          22,283           540,241
  *Argonaut Gold, Inc...........................................................          16,193           136,624
  *Arsenal Energy, Inc..........................................................           2,000             1,356
   Astral Media, Inc. Class A...................................................          11,343           398,764
   Atco, Ltd. Class I...........................................................           3,600           214,305
   Atlantic Power Corp..........................................................          10,400           154,439
  *Atrium Innovations, Inc......................................................           6,300            74,140
  *ATS Automation Tooling System, Inc...........................................          19,657           137,032
  *Aura Minerals, Inc...........................................................          21,224            24,342
  *AuRico Gold, Inc.............................................................          43,163           408,514
  *Aurizon Mines, Ltd...........................................................          20,000           111,299
  *Avalon Rare Metals, Inc......................................................           5,700            19,328
   AvenEx Energy Corp...........................................................           9,077            50,242
  *Avion Gold Corp..............................................................          48,077            73,360
  *B2Gold Corp..................................................................          29,400           112,006
  *Baja Mining Corp.............................................................          38,059            34,540
  *Ballard Power Systems, Inc...................................................          23,900            28,126
   Bank of Montreal.............................................................          38,807         2,255,969
   Bank of Nova Scotia..........................................................          42,381         2,178,012
  *Bankers Petroleum, Ltd.......................................................          13,800            73,769
   Barrick Gold Corp............................................................          29,995         1,479,558
   Baytex Energy Corp...........................................................           1,522            87,492
   BCE, Inc.....................................................................          21,200           864,322
   Bell Aliant, Inc.............................................................           8,152           228,292
  *Bellatrix Exploration, Ltd...................................................          27,800           129,199
  *Birchcliff Energy, Ltd.......................................................          11,600           155,137
  *Bird Construction, Inc.......................................................           2,700            34,736
   Black Diamond Group, Ltd.....................................................           4,394            78,616
  *BlackPearl Resources, Inc....................................................          30,300           145,048
  *BNK Petroleum, Inc...........................................................          10,581            18,783
   Bombardier, Inc. Class A.....................................................           7,100            33,563
   Bombardier, Inc. Class B.....................................................          54,332           251,422
   Bonavista Energy Corp........................................................           8,187           184,855
   Bonterra Energy Corp.........................................................             800            42,525
  *Boralex, Inc. Class A........................................................           4,200            35,394
 #*Brigus Gold Corp.............................................................          24,906            29,062
   Brookfield Asset Management, Inc. Class A....................................           9,700           294,376
   Brookfield Properties Corp...................................................           5,900           101,854
  *C&C Energia, Ltd.............................................................           4,900            42,369
   CAE, Inc.....................................................................          26,952           297,286
   Calfrac Well Services, Ltd...................................................           6,000           155,221
  *Calian Technologies, Ltd.....................................................           1,800            33,569
  *Calvalley Petroleum, Inc. Class A............................................          10,000            17,154
   Cameco Corp..................................................................          44,846         1,040,309
   Canaccord Capital, Inc.......................................................          15,582           121,834
   Canada Bread Co., Ltd........................................................             900            40,391
   Canadian Energy Services & Technology Corp...................................           2,100            23,289
   Canadian Helicopters Group, Inc..............................................             200             4,903
   Canadian Imperial Bank of Commerce...........................................          18,026         1,370,781
   Canadian National Railway Co.................................................           6,500           490,271


                                      1088

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Canadian National Resources, Ltd.............................................          30,720   $     1,216,913
   Canadian Oil Sands, Ltd......................................................          10,508           260,525
   Canadian Pacific Railway, Ltd................................................          13,872           989,316
   Canadian Tire Corp. Class A..................................................           9,261           593,509
   Canadian Utilities, Ltd. Class A.............................................          10,340           622,442
   Canadian Western Bank........................................................          12,304           324,810
  *Canadian Zinc Corp...........................................................             679               433
   Canam Group, Inc. Class A....................................................           3,600            14,828
  *Canfor Corp..................................................................          22,904           267,940
   Canfor Pulp Products, Inc....................................................           7,802           101,308
   CanWel Building Materials Group, Ltd.........................................           2,200             5,485
   Canyon Services Group, Inc...................................................           4,100            46,573
   Capital Power Corp...........................................................           4,778           117,032
   Capstone Infrastructure Corp.................................................          14,438            57,452
  *Capstone Mining Corp.........................................................          47,665           164,477
  *Cardiome Pharma Corp.........................................................           5,100            11,902
   Cascades, Inc................................................................          15,187            68,157
   Cash Store Financial Services, Inc. (The)....................................           2,500            17,029
   Cathedral Energy Services, Ltd...............................................           6,216            44,325
   CCL Industries, Inc. Class B.................................................           5,735           181,482
  *Celestica, Inc...............................................................          43,600           371,341
  *Celtic Exploration, Ltd......................................................          11,800           217,477
   Cenovus Energy, Inc..........................................................          20,055           731,836
  *Cequence Energy, Ltd.........................................................          19,274            34,600
  *CGI Group, Inc. Class A......................................................          27,460           554,568
  *China Gold International Resources Corp., Ltd................................          11,675            37,492
  *Chinook Energy, Inc..........................................................           5,456             7,999
   Churchill Corp. Class A (The)................................................           4,006            50,060
   CI Financial Corp............................................................           4,800           103,257
   Cineplex, Inc................................................................           7,095           178,171
  *Claude Resources, Inc........................................................          32,900            45,936
   CML HealthCare, Inc..........................................................           5,885            61,039
   Cogeco Cable, Inc............................................................           2,800           134,876
   Cogeco, Inc..................................................................             630            29,222
   Colabor Group, Inc...........................................................           4,766            53,473
  *COM DEV International, Ltd...................................................          13,300            26,263
  *Compton Petroleum Corp.......................................................             233               999
   Computer Modelling Group, Ltd................................................           1,462            21,113
  *Connacher Oil & Gas, Ltd.....................................................         111,132           107,508
  *Constellation Software, Inc..................................................             500            44,231
   Contrans Group, Inc. Class A.................................................           2,500            22,190
  *Copper Mountain Mining Corp..................................................          10,140            52,788
   Corby Distilleries, Ltd. Class A.............................................           1,300            20,472
  *Corridor Resources, Inc......................................................           9,600             8,712
   Corus Entertainment, Inc. Class B............................................          16,562           344,058
  *Cott Corp....................................................................          19,200           134,421
   Crescent Point Energy Corp...................................................          18,100           827,831
  *Crew Energy, Inc.............................................................          19,807           270,625
  *Crocodile Gold Corp..........................................................           8,500             5,001
  *Crocotta Energy, Inc.........................................................           5,281            18,802
   Davis & Henderson Corp.......................................................          10,798           192,333
  *Delphi Energy Corp...........................................................          23,300            43,221
  *Denison Mines Corp...........................................................          56,300            96,575
  *Descartes Systems Group, Inc. (The)..........................................           9,700            77,778
   Dollarama, Inc...............................................................           5,057           218,126
   Dorel Industries, Inc. Class B...............................................           5,700           140,866
  *DragonWave, Inc..............................................................           4,600            18,947
  *Duluth Metals, Ltd...........................................................           2,700             6,813
  *Dundee Capital Markets, Inc..................................................           7,600             8,489
 #*Dundee Precious Metals, Inc..................................................          19,700           184,878
  *Dynasty Metals & Mining, Inc.................................................             557             1,239


                                      1089

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Eastern Platinum, Ltd........................................................         156,800   $        84,444
  *Eastmain Resources, Inc......................................................           5,600             6,814
 #*Eco Oro Minerals Corp........................................................           4,500             7,450
   E-L Financial Corp., Ltd.....................................................             184            69,732
   Eldorado Gold Corp...........................................................          29,028           439,748
   Emera, Inc...................................................................           3,544           114,622
   Empire Co., Ltd. Class A.....................................................           5,488           309,237
   Enbridge Income Fund Holdings, Inc...........................................           5,225           112,400
   Enbridge, Inc................................................................          15,255           574,021
   Encana Corp..................................................................          45,510           871,893
  *Endeavour Mining Corp........................................................          27,895            72,054
  *Endeavour Silver Corp........................................................           2,400            27,143
   Enerflex, Ltd................................................................           9,300           114,453
   Enerplus Corp................................................................          21,082           502,503
   Enghouse Systems, Ltd........................................................           2,022            27,728
   Ensign Energy Services, Inc..................................................          25,280           393,306
  *Epsilon Energy, Ltd..........................................................          14,800            47,232
  *Equal Energy, Ltd............................................................           2,755            11,650
   Equitable Group, Inc.........................................................           3,000            82,188
  *Essential Energy Services, Ltd...............................................          16,649            34,039
  *Euro Goldfields, Ltd.........................................................          12,400           158,540
   Evertz Technologies, Ltd.....................................................           4,665            64,902
  *Excellon Resources, Inc......................................................          14,500             8,677
  *Exchange Income Corp.........................................................             295             7,335
  *EXFO, Inc....................................................................           5,100            32,196
  *Fairborne Energy, Ltd........................................................          12,865            31,049
   Fairfax Financial Holdings, Ltd..............................................           3,130         1,270,480
   Finning International, Inc...................................................           8,156           222,791
   Firm Capital Mortgage Investment Corp........................................             500             6,592
   First Capital Realty, Inc....................................................           5,800           103,598
  *First Majestic Silver Corp...................................................          16,200           334,599
   First National Financial Corp................................................             800            14,042
   First Quantum Minerals, Ltd..................................................          39,500           865,084
  *FirstService Corp............................................................           2,200            65,098
  *Flint Energy Services, Ltd...................................................           8,580           126,471
   Fortis, Inc..................................................................           9,300           309,691
  *Fortress Paper, Ltd. Class A.................................................           1,649            64,829
  *Fortuna Silver Mines, Inc....................................................          13,100            87,795
 #*Fortune Minerals, Ltd........................................................           9,363             9,244
   Gamehost, Inc................................................................           1,100            12,726
  *Genesis Land Development Corp................................................          12,700            37,491
   Genivar, Inc.................................................................           3,817           100,041
   Gennum Corp..................................................................           6,300            84,695
   Genworth MI Canada, Inc......................................................           7,776           176,350
   George Weston, Ltd...........................................................           5,160           335,063
   Gildan Activewear, Inc.......................................................          11,000           239,374
   Glacier Media, Inc...........................................................           1,400             2,960
  *Glentel, Inc.................................................................             300             6,657
  *GLG Life Tech Corp...........................................................           2,421             3,380
   Gluskin Sheff & Associates, Inc..............................................             900            13,535
  *GLV, Inc. Class A............................................................           6,118            23,796
   GMP Capital, Inc.............................................................           5,500            43,717
   Goldcorp, Inc................................................................          32,117         1,553,480
  *Golden Star Resources, Ltd...................................................          45,600            99,595
  *Gran Tierra Energy, Inc......................................................          51,295           292,617
  *Grande Cache Coal Corp.......................................................          14,900           142,803
 #*Great Basin Gold, Ltd........................................................          67,300            84,570
  *Great Canadian Gaming Corp...................................................          11,000            94,345
   Great-West Lifeco, Inc.......................................................          14,700           324,288
   Groupe Aeroplan, Inc.........................................................          34,980           434,677
   Guardian Capital Group, Ltd. Class A.........................................           3,750            36,090


                                      1090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Guide Exploration, Ltd. Class A..............................................          23,908   $        61,755
  *Hanfeng Evergreen, Inc.......................................................           6,300            15,645
  *Harry Winston Diamond Corp...................................................          10,400           121,664
  *Heroux-Devtek, Inc...........................................................           6,091            44,345
  *High River Gold Mines, Ltd...................................................          58,259            71,466
   Home Capital Group, Inc......................................................           4,100           210,581
   Horizon North Logistics, Inc.................................................          10,977            56,160
   HudBay Minerals, Inc.........................................................          33,937           396,332
   Husky Energy, Inc............................................................          16,200           395,670
   IAMGOLD Corp.................................................................          33,500           558,946
   IBI Group, Inc...............................................................           1,981            27,383
   IGM Financial, Inc...........................................................           3,400           151,910
  *Imax Corp....................................................................           5,500           113,927
  *Imperial Metals Corp.........................................................           4,800            74,630
   Imperial Oil, Ltd............................................................           3,300           157,249
   Indigo Books & Music, Inc....................................................           1,800            15,331
   Industrial Alliance Insurance & Financial Services, Inc......................          18,036           476,487
   Inmet Mining Corp............................................................          11,624           776,711
   Innergex Renewable Energy, Inc...............................................          12,780           131,152
   Intact Financial Corp........................................................          14,100           831,347
  *International Forest Products, Ltd. Class A..................................           6,640            29,998
  *Intertape Polymer Group, Inc.................................................           6,870            26,515
 #*Ivanhoe Energy, Inc..........................................................          31,000            32,153
  *Ivanhoe Mines, Ltd...........................................................           5,750            92,727
 #*Jaguar Mining, Inc...........................................................          19,700           141,851
   Jean Coutu Group PJC, Inc. Class A (The).....................................          14,900           198,825
   Just Energy Group, Inc.......................................................          17,846           213,753
  *Katanga Mining, Ltd..........................................................          75,489            95,613
   K-Bro Linen, Inc.............................................................           2,129            46,606
  *Keegan Resources, Inc........................................................           4,402            18,263
   Keyera Corp..................................................................           2,500           117,084
   Killam Properties, Inc.......................................................           8,635           103,599
   Kinross Gold Corp............................................................          69,281           782,840
  *Kirkland Lake Gold, Inc......................................................           1,800            32,008
  *La Mancha Resources, Inc.....................................................           4,400            13,910
 #*Lake Shore Gold Corp.........................................................          50,500            74,539
   Laurentian Bank of Canada....................................................           5,600           258,023
  *Legacy Oil & Gas, Inc........................................................          26,342           326,549
   Leisureworld Senior Care Corp................................................           4,223            50,497
   Leon's Furniture, Ltd........................................................           4,744            59,613
   Linamar Corp.................................................................           9,700           166,584
   Liquor Stores N.A., Ltd......................................................             325             5,205
   Loblaw Cos., Ltd.............................................................          10,647           386,507
  *Lundin Mining Corp...........................................................          66,110           334,275
   MacDonald Dettweiler & Associates, Ltd.......................................           5,145           226,643
  *MAG Silver Corp..............................................................           6,100            50,737
   Magna International, Inc.....................................................          34,872         1,440,509
   Major Drilling Group International, Inc......................................           6,000           100,529
   Manitoba Telecom Services, Inc...............................................           4,000           126,658
   Manulife Financial Corp......................................................         109,272         1,276,130
   Maple Leaf Foods, Inc........................................................          15,875           175,580
  *Martinrea International, Inc.................................................          12,801           113,239
   MDS, Inc.....................................................................          13,200           128,222
  *MEG Energy Corp..............................................................           8,300           373,819
  *MEGA Brands, Inc.............................................................           4,100            32,262
 #*Mega Uranium, Ltd............................................................          22,900             6,852
   Melcor Developments, Ltd.....................................................             100             1,396
  *Mercator Minerals, Ltd.......................................................          15,420            26,759
   Methanex Corp................................................................          18,500           503,690
   Metro, Inc. Class A..........................................................          12,975           708,339
   MI Developments, Inc.........................................................           5,135           179,497


                                      1091

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Midway Energy, Ltd...........................................................          11,766   $        38,371
 #*Migao Corp...................................................................          14,924            56,558
  *Minefinders Corp.............................................................          10,600           150,009
  *Minera Andes Acquisition Corp................................................          18,000           105,914
  *Miranda Technologies, Inc....................................................             642             6,416
  *Mood Media Corp..............................................................           6,100            17,521
   Morneau Shepell, Inc.........................................................           7,175            78,569
   Mullen Group, Ltd............................................................          11,071           213,095
   NAL Energy Corp..............................................................          30,638           222,138
   National Bank of Canada......................................................          18,272         1,370,719
  *Neo Material Technologies, Inc...............................................          17,700           147,397
  *New Gold, Inc................................................................          55,980           655,436
   Newalta Corp.................................................................           7,940           110,544
   Nexen, Inc...................................................................          59,433         1,065,135
   Niko Resources, Ltd..........................................................           3,643           177,990
  *Norbord, Inc.................................................................           3,790            37,647
  *North American Energy Partners, Inc..........................................           3,938            25,175
  *North American Palladium, Ltd................................................          28,773            80,921
   North West Co., Inc. (The)...................................................           3,129            60,539
  *Northern Dynasty Minerals, Ltd...............................................           2,300            17,112
   Northland Power, Inc.........................................................          14,010           241,022
  *Nuvista Energy, Ltd..........................................................          12,210            52,849
  *OceanaGold Corp..............................................................          62,461           159,470
 #*Oncolytics Biotech, Inc......................................................           5,908            28,518
   Onex Corp....................................................................          13,600           470,649
  *Open Range Energy Corp.......................................................           2,932             3,626
  *Open Text Corp...............................................................           4,600           233,143
  *Orvana Minerals Corp.........................................................          32,351            36,458
  *Pace Oil & Gas, Ltd..........................................................             920             5,413
   Pacific Rubiales Energy Corp.................................................          23,200           583,760
  *Paladin Labs, Inc............................................................             983            44,234
  *Pan American Silver Corp.....................................................          17,698           406,134
  *Paramount Resources, Ltd. Class A............................................           3,700           127,306
  *Parex Resources, Inc.........................................................           7,700            62,816
   Parkland Fuel Corp...........................................................           3,228            41,272
   Pason Systems, Inc...........................................................           2,400            31,116
  *Patheon, Inc.................................................................          12,718            17,123
   Pembina Pipeline Corp........................................................           4,271           114,240
   Pengrowth Energy Corp........................................................          65,942           660,933
   Penn West Petroleum, Ltd.....................................................          53,357         1,162,711
   Perpetual Energy, Inc........................................................          13,463            11,681
  *Petaquilla Minerals, Ltd.....................................................          21,700            12,985
   PetroBakken Energy, Ltd. Class A.............................................          16,046           234,921
  *Petrobank Energy & Resources, Ltd............................................          13,611           189,498
   Petrominerales, Ltd..........................................................           8,779           183,250
   Peyto Exploration & Development Corp.........................................           3,951            77,743
  *Phoscan Chemical Corp........................................................          10,500             3,142
   PHX Energy Services Corp.....................................................           2,917            28,888
   Poseidon Concepts Corp.......................................................           2,591            38,269
   Potash Corp. of Saskatchewan, Inc............................................           6,500           304,548
  *Precision Drilling Corp......................................................          47,071           483,056
   Premium Brands Holdings Corp.................................................           3,200            54,573
  *Primero Mining Corp..........................................................           9,000            28,722
  #Progress Energy Resources Corp...............................................          30,757           325,760
   Progressive Waste Solutions, Ltd.............................................          21,519           488,668
   Provident Energy, Ltd........................................................           8,513            95,259
   Pulse Seismic, Inc...........................................................           5,388             8,920
  *QLT, Inc.....................................................................          15,600           109,839
  *Quadra FNX Mining, Ltd.......................................................          35,063           525,928
   Quebecor, Inc. Class B.......................................................           9,000           318,729
  *Queenston Mining, Inc........................................................           3,266            16,677


                                      1092

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------

CANADA -- (Continued)
  *Questerre Energy Corp........................................................          32,700   $        22,502
  *Ram Power Corp...............................................................          20,360             7,107
   Reitmans Canada, Ltd.........................................................           2,400            36,023
   Reitmans Canada, Ltd. Class A................................................           9,700           142,206
  *Research In Motion, Ltd......................................................          31,369           523,077
 #*Resverlogix Corp.............................................................           3,800             5,609
   Richelieu Hardware, Ltd......................................................           2,868            85,236
  *Richmont Mines, Inc..........................................................           2,400            29,871
   Ritchie Brothers Auctioneers, Inc............................................           4,100            96,622
  *RMP Energy, Inc..............................................................          14,900            34,475
  *Rock Energy, Inc.............................................................           8,809            16,956
   Rocky Mountain Dealerships, Inc..............................................           1,878            17,063
   Rogers Communications, Inc. Class B..........................................           4,600           176,852
   Rogers Sugar, Inc............................................................          15,130            84,349
   RONA, Inc....................................................................          27,468           258,874
   Royal Bank of Canada.........................................................          55,774         2,913,019
  *Ruggedcom, Inc...............................................................           1,100            35,994
   Russel Metals, Inc...........................................................          10,876           269,324
  *Sabina Gold & Silver Corp....................................................          30,593           129,670
  *Sandvine Corp................................................................          27,400            37,983
   Saputo, Inc..................................................................           4,200           171,066
  *Savanna Energy Services Corp.................................................          18,200           129,780
  *Scorpio Mining Corp..........................................................          19,355            41,887
  *Sears Canada, Inc............................................................             156             1,814
  *Secure Energy Services, Inc..................................................           4,967            42,254
   SEMAFO, Inc..................................................................          23,000           153,685
   Shaw Communictions, Inc. Class B.............................................           8,210           162,939
   ShawCor, Ltd. Class A........................................................          10,511           312,384
   Sherritt International Corp..................................................          60,800           383,828
   Shoppers Drug Mart Corp......................................................          10,400           430,438
  *Sierra Wireless, Inc.........................................................           7,200            52,203
  *Silver Standard Resources, Inc...............................................          11,700           201,632
   Silver Wheaton Corp..........................................................           7,500           267,553
   Silvercorp Metals, Inc.......................................................          29,036           239,192
  *Sino-Forest Corp.............................................................          40,797            56,095
   SNC-Lavalin Group, Inc.......................................................           3,784           194,842
  *Softchoice Corp..............................................................           1,700            20,599
  *Sonde Resources Corp.........................................................           8,700            22,472
  *Southern Pacific Resource Corp...............................................          77,683           127,832
  *SouthGobi Resources, Ltd.....................................................          15,700           113,049
  *Sprott Resource Corp.........................................................          16,255            63,386
   Sprott Resource Lending Corp.................................................          24,454            36,094
   Sprott, Inc..................................................................           1,097             7,494
  *Stantec, Inc.................................................................           8,271           230,140
   Stella-Jones, Inc............................................................             500            20,769
  *Stornoway Diamond Corp.......................................................          11,700            10,268
   Student Transportation, Inc..................................................           8,498            58,055
  *Sulliden Gold Corp., Ltd.....................................................          25,197            39,955
   Sun Life Financial, Inc......................................................          54,557         1,093,099
   Suncor Energy, Inc...........................................................          94,688         3,261,717
  *SunOpta, Inc.................................................................           4,800            23,600
   Superior Plus Corp...........................................................          19,700           124,169
  *SXC Health Solutions Corp....................................................           6,160           389,861
   Talisman Energy, Inc.........................................................          73,400           876,964
 #*Tanzanian Royalty Exploration Corp...........................................           7,800            25,671
  *Taseko Mines, Ltd............................................................          22,900            83,360
   Teck Resources, Ltd. Class B.................................................          43,200         1,831,918
   Telus Corp...................................................................             300            16,910
  #Telus Corp. Non-Voting.......................................................          12,332           661,060
  *Tembec, Inc..................................................................           4,992            18,670
  *Thompson Creek Metals Co., Inc...............................................          21,100           178,446


                                      1093

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Thomson Reuters Corp.........................................................          24,281   $       666,898
   Tim Hortons, Inc.............................................................           5,075           247,297
   TMX Group, Inc...............................................................           2,120            90,640
  *Torex Gold Resources, Inc....................................................          31,324            73,413
   Toromont Industries, Ltd.....................................................           9,571           212,477
   Toronto Dominion Bank........................................................          55,000         4,253,216
   Torstar Corp. Class B........................................................          12,400           107,095
   Total Energy Services, Inc...................................................           4,600            77,164
   TransAlta Corp...............................................................          25,070           509,051
   TransCanada Corp.............................................................          44,102         1,814,309
   Transcontinental, Inc. Class A...............................................          14,411           184,683
   TransForce, Inc..............................................................          11,700           189,030
  *TransGlobe Energy Corp.......................................................           8,100            78,924
   Trican Well Service, Ltd.....................................................          13,400           222,910
   Trilogy Energy Corp..........................................................           2,800            87,264
   Trinidad Drilling, Ltd.......................................................          24,442           163,564
  *Twin Butte Energy, Ltd.......................................................          29,800            76,083
 #*U308 Corp....................................................................           2,844             1,702
  *UEX Corp.....................................................................          18,400            15,414
   Uni-Select, Inc..............................................................           2,996            78,881
 #*Uranium One, Inc.............................................................          99,395           253,766
  *Ur-Energy, Inc...............................................................           3,300             4,575
 #*Valeant Pharmaceuticals International, Inc...................................          28,215         1,366,431
   Valener, Inc.................................................................           2,085            33,915
   Veresen, Inc.................................................................           6,760           101,666
   Vermilion Energy, Inc........................................................           2,600           119,278
  *Vero Energy, Inc.............................................................           7,049            19,403
   Viterra, Inc.................................................................          50,633           544,859
   Wajax Corp...................................................................           1,947            80,971
   Wesdome Gold Mines, Ltd......................................................           6,860            13,136
   West Fraser Timber Co., Ltd..................................................           6,448           310,664
  *Westaim Corp.................................................................           3,500             1,815
  *Westfire Energy, Ltd.........................................................           3,742            18,921
 #*Westport Innovations, Inc....................................................           7,700           319,765
  *Whitecap Resources, Inc......................................................          10,598            98,824
   Wi-Lan, Inc..................................................................          21,733           123,978
   Winpak, Ltd..................................................................           6,400            78,189
  *Xtreme Coil Drilling Corp....................................................             500             1,601
   Yamana Gold, Inc.............................................................          75,600         1,308,128
  *Yukon-Nevada Gold Corp.......................................................          20,500             5,929
   Zargon Oil & Gas, Ltd........................................................           5,025            73,167
                                                                                                   ---------------
TOTAL CANADA....................................................................                        98,585,594
                                                                                                   ---------------

CHILE -- (0.5%)
   AES Gener SA.................................................................         175,156           101,328
   Aguas Andinas SA Series A....................................................         284,336           168,647
   Banco de Chile SA Series F ADR...............................................           2,156           193,803
   Banco de Credito e Inversiones SA............................................           5,600           357,587
   Banco Santander Chile SA.....................................................       1,227,899            96,588
   Banco Santander Chile SA ADR.................................................             324            26,406
   Banmedica SA.................................................................          34,214            63,055
   Besalco SA...................................................................          42,000            67,076
   CAP SA.......................................................................           4,639           194,317
   Cencosud SA..................................................................          72,724           413,533
   Cia Cervecerias Unidas SA ADR................................................           3,200           200,512
   Cia General de Electricidad SA...............................................          22,611           121,886
   Colbun SA....................................................................         415,803           108,907
  *Compania Sud Americana de Vapores SA.........................................         120,818            24,338
   Corpbanca SA.................................................................       6,662,923            98,480
   Corpbanca SA ADR.............................................................           3,826            84,975
   Cristalerias de Chile SA.....................................................           2,000            18,918


                                      1094

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHILE -- (Continued)
   E.CL SA......................................................................          28,118   $        81,059
   Embotelladora Andina SA Series B ADR.........................................             315             8,726
   Empresa Nacional de Electricidad SA Sponsored ADR............................           5,400           253,206
   Empresas CMPC SA.............................................................         111,810           445,125
   Empresas Copec SA............................................................          31,554           471,699
  *Empresas Hites SA............................................................          17,500            11,107
   Empresas Iansa SA............................................................         761,908            61,219
   Empresas La Polar SA.........................................................          36,416            16,178
   Enersis SA Sponsored ADR.....................................................          17,981           329,232
   ENTEL Chile SA...............................................................          18,601           338,511
   Forus SA.....................................................................           7,930            24,519
   Grupo Security SA............................................................         142,214            47,733
   Inversiones Aguas Metropolitanas SA..........................................         113,565           177,218
  #Lan Airlines SA Sponsored ADR................................................           2,900            72,790
  *Madeco SA....................................................................       1,665,058            77,868
   Masisa SA....................................................................         512,877            52,060
   Molibdenos y Metales SA......................................................             967            13,809
   Multiexport Foods SA.........................................................          68,000            18,950
   Parque Arauco SA.............................................................          46,352            82,314
   Ripley Corp. SA..............................................................          89,231            93,749
   S.A.C.I. Falabella SA........................................................           8,570            73,298
   Salfacorp SA.................................................................          22,708            60,050
  *Sigdo Koppers SA.............................................................          67,237           128,567
   Socovesa SA..................................................................         110,770            41,911
  *Sonda SA.....................................................................          70,003           190,600
   Vina Concha Y Toro SA........................................................          80,009           170,874
   Vina Concha Y Toro SA Sponsored ADR..........................................             600            24,750
                                                                                                   ---------------
TOTAL CHILE.....................................................................                         5,707,478
                                                                                                   ---------------
CHINA -- (4.4%)
 #*361 Degrees International, Ltd...............................................          87,000            34,716
  #Agile Property Holdings, Ltd.................................................         320,000           355,661
  *Agricultural Bank of China, Ltd. Series H....................................         852,000           420,736
   Air China, Ltd. Series H.....................................................         142,000           112,335
  #Ajisen China Holdings, Ltd...................................................          69,000            79,556
 #*Alibaba.com, Ltd.............................................................          29,500            31,712
   Aluminum Corp. of China, Ltd. ADR............................................          15,900           193,503
   AMVIG Holdings, Ltd..........................................................         130,000            61,669
  #Angang Steel Co., Ltd. Series H..............................................         124,000            88,834
   Anhui Conch Cement Co., Ltd. Series H........................................          82,500           277,949
   Anhui Expressway Co., Ltd. Series H..........................................         110,000            66,205
  #Anta Sports Products, Ltd....................................................          88,000            88,259
   Anton Oilfield Services Group................................................         338,000            47,017
  #Asia Cement China Holdings Corp..............................................          73,000            35,288
   Asian Citrus Holdings, Ltd...................................................          77,000            41,842
   AviChina Industry & Technology Co., Ltd. Series H............................         296,000           136,792
   Bank of China, Ltd. Series H.................................................       3,869,800         1,648,844
   Bank of Communications Co., Ltd. Series H....................................         332,695           265,972
   Baoye Group Co., Ltd. Series H...............................................          53,040            24,361
 #*BaWang International Group Holding, Ltd......................................         284,000            34,437
   BBMG Corp. Series H..........................................................         169,500           127,744
   Beijing Capital International Airport Co., Ltd. Series H.....................         386,000           199,620
   Beijing Capital Land, Ltd. Series H..........................................         150,000            33,831
  *Beijing Development HK, Ltd..................................................          48,000             7,549
   Beijing Enterprises Holdings, Ltd............................................         117,500           680,699
 #*Beijing Enterprises Water Group, Ltd.........................................         401,000           110,118
   Beijing Jingkelong Co., Ltd. Series H........................................          12,000            10,122
   Beijing North Star Co., Ltd. Series H........................................         102,000            17,474
   Belle International Holdings, Ltd............................................         230,000           372,963
   Bosideng International Holdings, Ltd.........................................         398,000           112,805
 #*Brilliance China Automotive Holdings, Ltd....................................         294,000           314,266


                                      1095

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
 #*BYD Co., Ltd. Series H.......................................................          51,000   $       159,136
  *BYD Electronic International Co., Ltd........................................         157,500            53,214
   C C Land Holdings, Ltd.......................................................         243,000            52,857
   Central China Real Estate, Ltd...............................................          77,696            16,986
  #Chaoda Modern Agriculture Holdings, Ltd......................................         547,200            77,614
   China Aerospace International Holdings, Ltd..................................         180,000            13,910
   China Agri-Industries Holdings, Ltd..........................................         282,000           228,620
   China Aoyuan Property Group, Ltd.............................................         301,000            37,977
   China Automation Group, Ltd..................................................          72,000            20,497
   China BlueChemical, Ltd. Series H............................................         410,000           311,101
   China Citic Bank Corp., Ltd. Series H........................................         790,000           499,888
   China Coal Energy Co., Ltd. Series H.........................................         289,000           361,270
   China Communications Construction Co., Ltd. Series H.........................         407,000           378,251
   China Communications Services Corp., Ltd. Series H...........................         452,000           201,293
   China Construction Bank Corp. Series H.......................................       3,488,200         2,779,669
  #China  COSCO Holdings Co., Ltd. Series H.....................................         276,500           157,355
   China Dongxiang Group Co., Ltd...............................................         493,000            81,964
  *China  Eastern Airlines Corp., Ltd. ADR......................................           1,626            29,284
  #China  Everbright International, Ltd.........................................         194,000            83,156
   China Everbright, Ltd........................................................         164,000           268,224
   China Foods, Ltd.............................................................         158,000           124,755
   China Gas Holdings, Ltd......................................................         248,000           115,357
   China Green Holdings, Ltd....................................................          84,000            23,845
   China Haidian Holdings, Ltd..................................................         450,000            48,712
  #China  High Precision Automation Group, Ltd..................................         127,000            43,969
   China High Speed Transmission Equipment Group Co., Ltd.......................         208,000           109,607
  #China  Huiyuan Juice Group, Ltd..............................................          80,500            28,616
  *China  Liansu Group Holdings, Ltd............................................         112,000            59,368
   China Life Insurance Co., Ltd. ADR...........................................           8,269           363,340
  *China  Lilang, Ltd...........................................................          15,000            13,729
   China Longyuan Power Group Corp. Series H....................................          68,000            51,300
  *China  Medical System Holdings, Ltd..........................................          40,000            26,161
   China Mengniu Dairy Co., Ltd.................................................         109,000           289,535
  #China  Merchants Bank Co., Ltd. Series H.....................................         240,701           528,209
   China Merchants Holdings International Co., Ltd..............................         231,739           768,136
  #China  Metal Recycling Holdings, Ltd.........................................          75,000            88,904
  *China  Mining Resources Group, Ltd...........................................       1,150,000            16,756
  #China  Minsheng Banking Corp., Ltd. Series H.................................         360,500           334,122
   China Mobile, Ltd............................................................           8,000            81,758
   China Mobile, Ltd. Sponsored ADR.............................................          58,300         2,977,964
  #China  Molybdenum Co., Ltd. Series H.........................................         247,000           121,822
  #China  National Building Material Co., Ltd. Series H.........................         412,000           495,416
  #China  National Materials Co., Ltd. Series H.................................         224,000            93,653
 #*China Oil & Gas Group, Ltd...................................................         640,000            52,701
   China Oilfield Services, Ltd. Series H.......................................         126,000           204,108
  #China  Overseas Land & Investment, Ltd.......................................         268,827           497,385
   China Pacific Insurance Group Co., Ltd. Series H.............................         111,200           370,015
   China Petroleum & Chemical Corp. ADR.........................................           9,433         1,133,375
   China Pharmaceutical Group, Ltd..............................................         124,000            29,909
  #China  Power International Development, Ltd..................................         271,000            68,865
 #*China Power New Energy Development Co., Ltd..................................         280,000            13,148
 #*China Precious Metal Resources Holdings Co., Ltd.............................         314,000            57,494
  *China  Properties Group, Ltd.................................................          48,000            14,471
  *China  Qinfa Group, Ltd......................................................         116,000            25,215
   China Railway Construction Corp., Ltd. Series H..............................         179,000           116,069
   China Railway Group, Ltd. Series H...........................................          75,000            26,844
 #*China Rare Earth Holdings, Ltd...............................................         158,000            34,559
   China Resources Enterprise, Ltd..............................................         142,000           488,369
 #*China Resources Gas Group, Ltd...............................................          46,000            66,247
  #China  Resources Land, Ltd...................................................         232,000           410,550
   China Resources Power Holdings Co., Ltd......................................         122,000           238,426


                                      1096

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *China Rongsheng Heavy Industries Group Holdings, Ltd.........................         381,500   $       119,828
  *China Sanjiang Fine Chemicals Co., Ltd.......................................          20,000             5,232
   China SCE Property Holdings, Ltd.............................................          78,000            15,584
   China Shanshui Cement Group, Ltd.............................................         292,000           214,623
   China Shenhua Energy Co., Ltd. Series H......................................          91,616           402,357
   China Shineway Pharmaceutical Group, Ltd.....................................          58,000            83,721
  *China Shipping Container Lines Co., Ltd. Series H............................         783,000           174,267
   China Shipping Development Co., Ltd. Series H................................         261,752           181,050
 #*China Singyes Solar Technologies Holdings, Ltd...............................          50,000            23,507
  #China South City Holdings, Ltd...............................................         340,000            47,316
  *China Southern Airlines Co., Ltd. ADR........................................           2,850            73,388
   China State Construction International Holdings, Ltd.........................         201,600           159,616
   China Sunshine Paper Holdings Co., Ltd.......................................          68,500             6,250
  *China Suntien Green Energy Corp., Ltd. Series H..............................         148,000            27,470
  *China Taiping Insurance Holdings Co., Ltd....................................          93,000           172,658
   China Telecom Corp., Ltd. ADR................................................           3,400           190,706
   China Travel International Investment Hong Kong, Ltd.........................         714,108           134,200
   China Unicom Hong Kong, Ltd. ADR.............................................          76,106         1,405,678
 #*China Vanadium Titano - Magnetite Mining Co., Ltd............................         108,000            22,226
   China Water Affairs Group, Ltd...............................................          96,000            29,413
   China Wireless Technologies, Ltd.............................................         248,000            44,050
  #China Yurun Food Group, Ltd..................................................         203,000           335,165
  #China Zhongwang Holdings, Ltd................................................         102,800            41,197
  *Chinasoft International, Ltd.................................................          40,000            11,683
  *Chongqing Iron & Steel Co., Ltd. Series H....................................         196,000            30,554
   Chongqing Machinery & Electric Co., Ltd. Series H............................         327,925            65,877
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....................          27,000             8,094
  *CIMC Enric Holdings, Ltd.....................................................          70,000            28,839
  *Citic 21CN Co., Ltd..........................................................          30,000             1,660
   Citic Pacific, Ltd...........................................................         191,000           365,349
  *Citic Resources Holdings, Ltd................................................         486,000            71,332
   CNOOC, Ltd. ADR..............................................................           5,000         1,017,000
  #Comba Telecom Systems Holdings, Ltd..........................................         131,767            92,055
  *Comtec Solar Systems Group, Ltd..............................................         116,000            21,184
   COSCO International Holdings, Ltd............................................         108,000            45,763
   COSCO Pacific, Ltd...........................................................         260,000           362,112
  *Coslight Technology International Group, Ltd.................................          12,000             2,998
  #Country Garden Holdings Co., Ltd.............................................         897,000           387,310
   CPMC Holdings, Ltd...........................................................           9,000             4,228
  #CSR Corp., Ltd. Series H.....................................................          41,000            27,022
   DaChan Food Asia, Ltd........................................................         128,000            22,100
   Dalian Port (PDA) Co., Ltd. Series H.........................................         156,000            36,586
   Daphne International Holdings, Ltd...........................................         204,000           263,030
   Datang International Power Generation Co., Ltd. Series H.....................         186,000            61,809
   Dawnrays Pharmaceutical Holdings, Ltd........................................          56,000            15,880
   Digital China Holdings, Ltd..................................................          88,000           145,049
  #Dongfang Electric Co., Ltd. Series H.........................................          30,400            89,749
   Dongfeng Motor Corp. Series H................................................         270,000           504,524
  #Dongyue Group Co., Ltd.......................................................         156,000           129,863
  #Dynasty Fine Wines Group, Ltd................................................         114,000            27,031
   ENN Energy Holdings, Ltd.....................................................          78,000           236,967
  #Evergrande Real Estate Group, Ltd............................................         570,000           270,079
   Fantasia Holdings Group Co., Ltd.............................................         396,000            41,326
   First Tractor Co., Ltd. Series H.............................................          64,000            65,748
  #Fosun International, Ltd.....................................................         342,500           209,808
  #Franshion Properties China, Ltd..............................................         664,000           161,572
  #Fufeng Group, Ltd............................................................          98,000            49,228
  #GCL-Poly Energy Holdings, Ltd................................................       1,021,000           350,364
   Geely Automobile Holdings, Ltd...............................................         710,000           210,490
   Global Bio-Chem Technology Group Co., Ltd....................................         336,000            75,210
  *Global Sweeteners Holdings, Ltd..............................................         110,000            12,754


                                      1097

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *Glorious Property Holdings, Ltd..............................................         533,000   $        85,117
  #Golden Eagle Retail Group, Ltd...............................................          41,000            94,211
  *Golden Meditech Holdings, Ltd................................................         312,000            43,401
  #GOME Electrical Appliances Holding, Ltd......................................       1,400,060           333,788
  *Goodtop Tin International Holdings, Ltd......................................         280,000            29,938
  #Great Wall Motor Co., Ltd. Series H..........................................         135,000           230,769
   Great Wall Technology Co., Ltd. Series H.....................................          86,000            19,371
   Greentown China Holdings, Ltd................................................         117,000            52,372
   Guangdong Investment, Ltd....................................................         354,000           204,891
   Guangshen Railway Co., Ltd. Sponsored ADR....................................           7,219           131,819
   Guangzhou Automobile Group Co., Ltd. Series H................................         506,259           549,129
   Guangzhou Investment Co., Ltd................................................         915,200           156,669
   Guangzhou Pharmaceutical Co., Ltd. Series H..................................          50,000            39,199
  #Guangzhou R&F Properties Co., Ltd. Series H..................................         207,200           202,658
   Guangzhou Shipyard International Co., Ltd. Series H..........................          57,200            50,179
  *Haier Electronics Group Co., Ltd.............................................         161,000           165,552
   Hainan Meilan International Airport Co., Ltd. Series H.......................          27,000            20,156
   Haitian International Holdings, Ltd..........................................          50,000            52,223
   Harbin Electric Co., Ltd. Series H...........................................         118,236           114,222
   Henderson Investment, Ltd....................................................         602,000            45,759
  *Heng Tai Consumables Group, Ltd..............................................         429,975            19,122
   Hengan International Group Co., Ltd..........................................          25,000           223,396
  #Hengdeli Holdings, Ltd.......................................................         306,000           117,152
 #*Hi Sun Technology (China), Ltd...............................................         279,000            75,015
  #Hidili Industry International Development, Ltd...............................         184,000            68,623
   HKC Holdings, Ltd............................................................         305,477            10,814
  *Honghua Group, Ltd...........................................................         185,000            19,772
  #Hopewell Highway Infrastructure, Ltd.........................................          58,300            31,945
  #Hopson Development Holdings, Ltd.............................................         134,000            82,008
  #Hua Han Bio-Pharmaceutical Holdings, Ltd.....................................         133,440            23,773
  #Huabao International Holdings, Ltd...........................................         195,000           132,377
 #*Huadian Power International Corp. Series H...................................         164,000            37,803
   Huaneng Power International, Inc. ADR........................................           3,000            72,180
 #*Hunan Nonferrous Metal Corp., Ltd. Series H..................................         300,000            88,076
   Huscoke Resources Holdings, Ltd..............................................         568,000            10,317
   Industrial & Commercial Bank of China, Ltd. Series H.........................       2,270,460         1,588,608
   Inspur International, Ltd....................................................         465,000            14,668
  *Interchina Holdings Co., Ltd.................................................         204,000            13,006
   International Mining Machinery Holdings, Ltd.................................          39,500            43,237
  #Intime Department Store Group Co., Ltd.......................................          95,000           115,196
   Jiangsu Express Co., Ltd. Series H...........................................         108,000           107,418
   Jiangxi Copper Co., Ltd. Series H............................................         103,000           261,295
  #Jingwei Textile Machinery Co., Ltd. Series H.................................          28,000            13,590
   Ju Teng International Holdings, Ltd..........................................         136,000            17,708
  *Kai Yuan Holdings, Ltd.......................................................         940,000            22,543
 #*Kaisa Group Holdings, Ltd....................................................         384,000            77,684
   Kasen International Holdings, Ltd............................................          30,000             4,271
   Kingboard Chemical Holdings, Ltd.............................................         123,000           422,684
  #Kingboard Laminates Holdings, Ltd............................................         217,000           115,488
  #Kingdee International Software Group Co., Ltd................................         315,600            94,298
   Kingsoft Corp., Ltd..........................................................          65,000            26,528
   Kingway Brewery Holdings, Ltd................................................         208,000            64,119
   Kunlun Energy Co., Ltd.......................................................         106,000           166,922
  #KWG Property Holding, Ltd....................................................         266,900           110,353
   Lai Fung Holdings, Ltd.......................................................         689,000            16,863
   Le Saunda Holdings, Ltd......................................................         126,000            44,742
   Lee & Man Paper Manufacturing, Ltd...........................................         328,600           134,082
   Lenovo Group, Ltd............................................................         510,000           405,989
  #Li Ning Co., Ltd.............................................................         100,000           103,280
   Lianhua Supermarket Holdings Co., Ltd. Series H..............................          50,400            65,120
   Lijun International Pharmaceutical Holding, Ltd..............................         245,000            31,274


                                      1098

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Lingbao Gold Co., Ltd. Series H..............................................         100,000   $        44,134
   Little Sheep Group, Ltd......................................................          59,000            49,450
  #Lonking Holdings, Ltd........................................................         272,000           109,914
   Loudong General Nice Resources China Holdings, Ltd...........................         423,000            33,271
  #Maanshan Iron & Steel Co., Ltd. Series H.....................................         364,000           125,554
 #*Maoye International Holdings, Ltd............................................         174,000            42,115
  #Metallurgical Corp.of China, Ltd. Series H...................................         362,000            84,344
   Min Xin Holdings, Ltd........................................................          24,000            12,684
  *Mingyuan Medicare Development Co., Ltd.......................................         380,000            12,968
 #*Minmetals Resources, Ltd.....................................................         252,000           118,184
   Minth Group, Ltd.............................................................         108,000           116,380
  *Nan Hai Corp, Ltd............................................................       5,150,000            22,560
   NetDragon Websoft, Inc.......................................................          59,500            34,605
   New World China Land, Ltd....................................................         313,800            75,979
   New World Department Store China, Ltd........................................          78,000            47,332
   Nine Dragons Paper Holdings, Ltd.............................................         209,000           140,651
  *NVC Lighting Holdings, Ltd...................................................         107,000            43,956
  #Parkson Retail Group, Ltd....................................................         112,500           133,760
   PCD Stores Group, Ltd........................................................         442,000            67,125
 #*Peak Sport Products Co., Ltd.................................................         152,000            33,275
   PetroChina Co., Ltd. ADR.....................................................           9,000         1,309,500
   PICC Property & Casualty Co., Ltd. Series H..................................         174,000           228,966
   Ping An Insurance Group Co. of China, Ltd. Series H..........................          26,500           209,230
  #Poly Hong Kong Investment, Ltd...............................................         482,000           240,030
   Ports Design, Ltd............................................................          28,500            46,648
  *Pou Sheng International Holdings, Ltd........................................         208,000            26,017
   Powerlong Real Estate Holdings, Ltd..........................................         259,000            34,409
   Prosperity International Holdings HK, Ltd....................................         320,000            18,131
   Qingling Motors Co., Ltd. Series H...........................................         150,000            41,572
   Qunxing Paper Holdings Co., Ltd..............................................         147,174            38,973
  #Real Gold Mining, Ltd........................................................          19,000            21,584
  #Real Nutriceutical Group, Ltd................................................         205,000            70,816
   Regent Manner International, Ltd.............................................          40,000             9,640
  #Renhe Commercial Holdings Co., Ltd...........................................       1,278,000           151,433
   REXLot Holdings, Ltd.........................................................       1,100,000            73,407
  *Richly Field China Development, Ltd..........................................         200,000             3,501
   Road King Infrastructure, Ltd................................................          71,000            41,446
   Samson Holding, Ltd..........................................................         191,000            22,133
  *Semiconductor Manufacturing International Corp...............................       3,226,000           170,020
   Shandong Chenming Paper Holdings, Ltd. Series H..............................          60,500            29,358
   Shandong Molong Petroleum Machinery Co., Ltd. Series H.......................          42,800            25,541
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.....................          72,000            65,960
   Shanghai Electric Group Co., Ltd. Series H...................................         154,000            70,905
   Shanghai Industrial Holdings, Ltd............................................         123,000           392,858
  *Shanghai Industrial Urban Development Group, Ltd.............................          94,000            19,779
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.............         156,000            21,300
   Shanghai Prime Machinery Co., Ltd. Series H..................................          82,000            13,728
  *Shanghai Zendai Property, Ltd................................................       1,505,000            25,960
   Shenzhen Expressway Co., Ltd. Series H.......................................         100,000            41,625
   Shenzhen International Holdings, Ltd.........................................       1,422,500            97,129
   Shenzhen Investment, Ltd.....................................................         464,000            96,873
   Shenzhou International Group, Ltd............................................          78,000           111,742
  #Shimao Property Holdings, Ltd................................................         332,500           340,291
   Shougang Concord International Enterprises Co., Ltd..........................         924,000            64,252
   Shougang Fushan Resources Group, Ltd.........................................         564,000           226,447
  #Shui On Land, Ltd............................................................         556,694           194,221
   Sichuan Expressway Co., Ltd. Series H........................................         204,000            87,245
  *Sihuan Pharmaceutical Holdings Group, Ltd....................................         358,000           129,522
  #Silver Grant International Industries, Ltd...................................         232,000            51,981
   Sino Biopharmaceutical, Ltd..................................................         583,999           163,232
  *Sino Prosper State Gold Resources Holdings, Ltd..............................         370,000             4,134


                                      1099

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *Sino Union Energy Investment Group, Ltd......................................         390,000   $        24,605
   Sinofert Holdings, Ltd.......................................................         448,000           128,913
  *Sinolink Worldwide Holdings, Ltd.............................................         544,000            44,177
   SinoMedia Holding, Ltd.......................................................         111,276            35,951
  #Sino-Ocean Land Holdings, Ltd................................................         620,680           319,249
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.......................           3,300           116,820
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H............................         344,000            86,800
   Sinopharm Group Co., Ltd. Series H...........................................          67,600           160,453
   Sinotrans Shipping, Ltd......................................................         199,000            51,226
   Sinotrans, Ltd. Series H.....................................................         252,000            52,019
   Sinotruk Hong Kong, Ltd......................................................         145,500            82,093
  #Skyworth Digital Holdings, Ltd...............................................         435,555           187,382
  #Soho China, Ltd..............................................................         457,500           300,072
  #Solargiga Energy Holdings, Ltd...............................................          67,000             7,499
   SPG Land Holdings, Ltd.......................................................          14,350             2,625
   SRE Group, Ltd...............................................................         450,000            21,732
  *Sunac China Holdings, Ltd....................................................          25,000             6,820
   TCC International Holdings, Ltd..............................................         160,000            57,852
   TCL Communication Technology Holdings, Ltd...................................         135,000            61,991
  *TCL Multimedia Technology Holdings, Ltd......................................          70,000            25,699
   Tencent Holdings, Ltd........................................................          27,000           659,291
   Texhong Textile Group, Ltd...................................................          92,000            22,025
   Tian An China Investments Co., Ltd...........................................          53,000            27,018
   Tiangong International Co., Ltd..............................................         270,000            54,513
   Tianjin Capital Environmental Protection Group Co., Ltd. Series H............          96,000            24,492
  *Tianjin Development Holdings, Ltd............................................         110,000            60,068
   Tianjin Port Development Holdings, Ltd.......................................         278,000            38,959
   Tianneng Power International, Ltd............................................          92,000            40,516
  #Tingyi (Cayman Islands) Holding Corp.........................................          50,000           146,505
   Tomson Group, Ltd............................................................          98,360            26,109
  *Tong Ren Tang Technologies Co., Ltd. Series H................................          17,000            18,771
  #Towngas China Co., Ltd.......................................................          97,000            56,009
   TPV Technology, Ltd..........................................................         162,000            41,296
   Travelsky Technology, Ltd. Series H..........................................         157,471            87,025
   Truly International Holdings, Ltd............................................         308,000            52,734
  #Tsingtao Brewery Co., Ltd. Series H..........................................          24,000           129,972
  #Uni-President China Holdings, Ltd............................................         131,000            76,856
 #*United Energy Group, Ltd.....................................................         698,000           129,647
  #Vinda International Holdings, Ltd............................................         100,000           121,573
 #*VODone, Ltd..................................................................         618,000            89,079
   Want Want China Holdings, Ltd................................................          15,000            13,936
   Wasion Group Holdings, Ltd...................................................          84,000            33,758
  #Weichai Power Co., Ltd. Series H.............................................          25,600           137,268
   Weiqiao Textile Co., Ltd. Series H...........................................         116,000            59,759
   Welling Holding, Ltd.........................................................         110,400            16,911
 #*West China Cement, Ltd.......................................................         620,000           103,023
   Xiamen International Port Co., Ltd. Series H.................................         330,000            50,179
  #Xingda International Holdings, Ltd...........................................         176,000            69,439
  #Xinhua Winshare Publishing & Media Co., Ltd. Series H........................          59,000            26,545
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H...........................         144,000            45,058
  *Xiwang Sugar Holdings Co., Ltd...............................................          45,000             6,610
 #*XTEP International Holdings, Ltd.............................................          95,500            31,266
   Yanzhou Coal Mining Co., Ltd. Sponsored ADR..................................          18,500           440,115
   Yingde Gases Group Co., Ltd..................................................          94,500           108,679
   Yip's Chemical Holdings, Ltd.................................................          96,000            72,388
  #Yuexiu Transport Infrastructure, Ltd.........................................          42,639            18,485
   Zhaojin Mining Industry Co., Ltd. Series H...................................          50,000            89,484
   Zhejiang Expressway Co., Ltd. Series H.......................................         136,000            95,289
  *Zhong An Real Estate, Ltd....................................................          84,000            12,151
   Zhuzhou CSR Times Electric Co., Ltd. Series H................................          35,000            77,293
  #Zijin Mining Group Co., Ltd. Series H........................................         267,000           116,906


                                      1100

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #ZTE Corp. Series H...........................................................          36,504   $        98,914
                                                                                                   ---------------
TOTAL CHINA.....................................................................                        51,424,092
                                                                                                   ---------------

COLOMBIA -- (0.0%)
   BanColombia SA Sponsored ADR.................................................           1,500            93,015
   Ecopetrol SA Sponsored ADR...................................................           2,800           142,996
                                                                                                   ---------------
TOTAL COLOMBIA..................................................................                           236,011
                                                                                                   ---------------

CZECH REPUBLIC -- (0.1%)
   CEZ A.S......................................................................           8,380           339,034
   Komercni Banka A.S...........................................................           1,231           235,872
   Pegas Nonwovens SA...........................................................           2,000            46,250
  *Philip Morris CR A.S.........................................................             100            60,538
   Telefonica Czech Republic A.S................................................           9,500           189,438
  *Unipetrol A.S................................................................          10,918            97,116
                                                                                                   ---------------
TOTAL CZECH REPUBLIC............................................................                           968,248
                                                                                                   ---------------

DENMARK -- (0.7%)
  *A.P. Moeller-Maersk A.S. Series A............................................              30           210,928
   A.P. Moeller-Maersk A.S. Series B............................................             103           759,577
  *Alk-Abello A.S...............................................................           1,380            81,664
  *Alm. Brand A.S...............................................................           9,650            16,308
  *Amagerbanken A.S.............................................................          90,366                --
   Ambu A.S. Series B...........................................................             549            15,299
   Auriga Industries A.S. Series B..............................................           2,799            40,361
  *Bang & Olufsen Holdings A.S..................................................           7,131            86,186
  *Bavarian Nordic A.S..........................................................           4,800            44,392
   Carlsberg A.S. Series B......................................................           7,151           545,095
   Chr. Hansen Holding A.S......................................................           7,436           182,438
   Coloplast A.S. Series B......................................................             382            56,395
   D/S Norden A.S...............................................................           6,181           155,020
  *Danske Bank A.S..............................................................          35,463           516,893
   DFDS A.S.....................................................................             692            39,961
   DSV A.S......................................................................          18,209           372,785
   East Asiatic Co., Ltd. A.S...................................................           3,064            70,217
   FLSmidth & Co. A.S...........................................................           8,083           598,891
  *Genmab A.S...................................................................           4,670            36,805
   GN Store Nord A.S............................................................          46,624           472,849
  *H. Lundbeck A.S..............................................................          10,128           199,991
   IC Companys A.S..............................................................           1,027            18,598
   Jeudan A.S...................................................................             397            27,451
  *Jyske Bank A.S...............................................................          10,594           312,425
  *NeuroSearch A.S..............................................................           5,722            15,535
   NKT Holding A.S..............................................................           4,607           174,422
   Nordjyske Bank A.S...........................................................           2,430            30,125
   Norresundby Bank A.S.........................................................             518            13,613
   Novo-Nordisk A.S. Sponsored ADR..............................................           3,826           455,983
   Novozymes A.S. Series B......................................................           5,005           141,205
  *Parken Sport & Entertainment A.S.............................................           1,975            25,087
   Per Aarsleff A.S. Series B...................................................             329            25,237
   Ringkjoebing Landbobank A.S..................................................             802            92,319
   Rockwool International A.S. Series B.........................................           1,391           132,115
   Royal Unibrew A.S............................................................           1,391            79,268
   Schouw & Co. A.S.............................................................           3,529            73,412
   SimCorp A.S..................................................................             230            35,026
   Solar Holdings A.S. Series B.................................................           1,437            73,394
  *Spar Nord Bank A.S...........................................................           4,792            32,324
   Sydbank A.S..................................................................          15,090           257,379
  *TDC A.S......................................................................          24,645           192,396
   Thrane & Thrane A.S..........................................................           1,149            62,187


                                      1101

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
   Tivoli A.S...................................................................               8   $         4,177
  *TK Development A.S...........................................................          12,748            30,315
  *Topdanmark A.S...............................................................           1,684           263,908
   Tryg A.S.....................................................................           3,851           209,481
   United International Enterprises A.S.........................................             144            19,333
 #*Vestas Wind Systems A.S......................................................          16,865           190,276
  *Vestjysk Bank A.S............................................................             568             2,716
  *William Demant Holding A.S...................................................           1,009            83,627
                                                                                                   ---------------
TOTAL DENMARK...................................................................                         7,575,389
                                                                                                   ---------------
EGYPT -- (0.0%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.....................           4,399            17,262
   Orascom Construction Industries GDR..........................................           2,034            84,412
                                                                                                   ---------------
TOTAL EGYPT.....................................................................                           101,674
                                                                                                   ---------------

FINLAND -- (1.1%)
   Ahlstrom Oyj.................................................................           7,221           121,622
  *Aktia Oyj Series A...........................................................             563             4,052
   Alma Media Oyj...............................................................           3,037            25,447
   Amer Sports Oyj Series A.....................................................          23,290           295,805
   Aspo Oyj.....................................................................           2,710            26,396
  #Atria P.L.C.................................................................           2,101            18,176
  *Biotie Therapies Corp. Oyj...................................................          19,018            12,500
   Cargotec Oyj Series B........................................................           5,752           209,683
  *Citycon Oyj..................................................................          26,754            87,598
   Cramo Oyj....................................................................           7,537           106,740
  *Elektrobit Corp. Oyj.........................................................           5,993             5,253
   Elisa Oyj....................................................................           8,247           173,660
  *Finnair Oyj..................................................................          18,798            62,159
  *Finnlines Oyj................................................................           2,556            24,095
   Fiskars Oyj Abp..............................................................           4,822           103,982
   Fortum Oyj...................................................................          37,585           826,471
   F-Secure Oyj.................................................................          10,295            27,849
   HKScan Oyj Series A..........................................................           5,207            42,500
   Huhtamaki Oyj................................................................          15,800           193,376
   KCI Konecranes Oyj...........................................................           3,314            81,269
   Kemira Oyj...................................................................          23,933           294,801
  *Kesko Oyj Series A...........................................................           2,206            77,701
   Kesko Oyj Series B...........................................................          12,231           432,293
   Kone Oyj Series B............................................................           4,035           220,247
   Lassila & Tikanoja Oyj.......................................................           6,866           102,803
   Lemminkainen Oyj.............................................................             823            21,544
   Metso Oyj....................................................................          12,903           564,459
   Metso Oyj Sponsored ADR......................................................             200             8,768
  *M-real Oyj Series B..........................................................          39,846            89,940
  *Neste Oil Oyj................................................................          29,983           337,052
  *Nokia Oyj....................................................................         374,589         1,881,373
  #Nokia Oyj Sponsored ADR......................................................          25,880           130,435
   Nokian Renkaat Oyj...........................................................           7,620           272,801
   Okmetic Oyj..................................................................           4,178            30,460
   Olvi Oyj Series A............................................................           1,617            34,763
   Oriola-KD Oyj Series B.......................................................          28,965            75,111
   Orion Oyj Series A...........................................................           4,470            88,121
   Orion Oyj Series B...........................................................           7,580           147,266
   Outokumpu Oyj................................................................          25,770           211,964
   Outotec Oyj..................................................................           3,088           163,145
   PKC Group Oyj................................................................           1,692            32,011
   Pohjola Bank P.L.C. Series A.................................................          31,366           334,887
   Ponsse Oyj...................................................................             608             5,828
   Poyry Oyj....................................................................           5,709            46,762
   Raisio P.L.C. Series V.......................................................          16,771            54,043


                                      1102

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   Ramirent Oyj.................................................................           9,930   $       103,262
  #Rautaruukki Oyj Series K.....................................................          10,566           116,497
   Ruukki Group Oyj.............................................................          27,736            35,550
   Sampo Oyj Series A...........................................................          43,046         1,134,661
  #Sanoma Oyj...................................................................          15,848           214,212
  *SRV Group P.L.C..............................................................           2,131            12,134
  #Stockmann Oyj Abp Series A...................................................             937            19,208
  #Stockmann Oyj Abp Series B...................................................           3,949            74,504
   Stora Enso Oyj Series R......................................................         104,848           748,742
   Stora Enso Oyj Sponsored ADR.................................................           1,800            12,798
  *Technopolis Oyj..............................................................           7,501            35,209
  #Tieto Oyj....................................................................          11,672           176,319
   Tikkurila Oyj................................................................           4,288            81,171
   UPM-Kymmene Oyj..............................................................          75,540           971,215
   UPM-Kymmene Oyj Sponsored ADR................................................           1,300            16,653
   Uponor Oyj Series A..........................................................           5,561            57,028
   Vacon Oyj....................................................................             661            31,391
   Vaisala Oyj Series A.........................................................             958            21,318
   Wartsila OYJ Abp.............................................................          11,365           384,111
   Yit Oyj......................................................................          14,981           276,906
                                                                                                   ---------------
TOTAL FINLAND...................................................................                        12,630,100
                                                                                                   ---------------

FRANCE -- (5.1%)
   ABC Arbitrage SA.............................................................           4,137            35,478
   Accor SA.....................................................................          23,212           707,044
   Aeroports de Paris SA........................................................           1,723           127,363
  *Air France-KLM...............................................................          20,257           128,827
   Air Liquide SA...............................................................           2,600           328,130
  *Alcatel-Lucent SA............................................................         138,679           244,832
  *Alcatel-Lucent SA Sponsored ADR..............................................          40,700            70,818
   Alstom SA....................................................................           4,025           154,158
  *Altamir Amboise SA...........................................................           3,602            30,413
   ALTEN SA.....................................................................           5,430           150,305
  *Altran Technologies SA.......................................................          28,691           135,612
   April SA.....................................................................           3,147            50,931
  *Arkema SA....................................................................           9,424           763,909
  *Artprice.com SA..............................................................             181            12,338
   Assystem.....................................................................           3,266            58,841
   AtoS SA......................................................................           6,581           331,317
   Audika SA....................................................................           1,267            24,951
   Avenir Telecom SA............................................................          20,514            19,291
   AXA SA.......................................................................          52,319           796,640
   AXA SA Sponsored ADR.........................................................          62,400           951,600
  *Axway Software SA............................................................           1,277            25,141
   Beneteau SA..................................................................           6,084            64,986
  *Bigben Interactive SA........................................................           1,060            11,468
  *BioAlliance Pharma SA........................................................           4,611            27,626
   BioMerieux SA................................................................             420            35,371
   BNP Paribas SA...............................................................          53,605         2,280,044
   Boiron SA....................................................................           1,642            47,003
   Bollore SA...................................................................             384            77,937
   Bonduelle SCA................................................................             684            59,679
   Bongrain SA..................................................................             920            57,345
  #Bourbon SA...................................................................           7,769           264,867
  *Boursorama SA................................................................           4,893            39,945
  *Bouygues SA..................................................................          21,435           669,447
  *Bull SA......................................................................          19,152            77,500
   Bureau Veritas SA............................................................           1,575           115,586
   Cap Gemini SA................................................................          27,891         1,019,669
   Carrefour SA.................................................................          18,730           428,815
   Casino Guichard Perrachon SA.................................................           6,402           570,459


                                      1103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Cegedim SA...................................................................             802   $        23,472
   CEGID Group SA...............................................................           2,221            46,454
   CFAO SA......................................................................             581            19,832
   Christian Dior SA............................................................           1,703           241,373
   Cie de Saint-Gobain SA.......................................................          44,711         1,996,833
  *Cie Generale de Geophysique - Veritas SA.....................................           3,427            95,919
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................          23,995           671,860
   Cie Generale des Establissements Michelin SA Series B........................          19,831         1,360,686
   Cie Generale D'Optique Essilor Intenational SA...............................           4,011           294,207
   Ciments Francais SA..........................................................           1,433           105,879
  *Club Mediterranee SA.........................................................           4,453            89,206
   CNP Assurances SA............................................................          16,218           218,762
   Credit Agricole SA...........................................................          66,336           409,933
   Danone SA....................................................................           6,485           401,192
   Dassault Systemes SA.........................................................           1,913           158,798
   Dassault Systemes SA ADR.....................................................             614            51,023
  *Derichebourg SA..............................................................          19,759            73,040
  *Devoteam SA..................................................................           2,730            42,091
   Edenred SA...................................................................          11,789           286,747
  *Eiffage SA...................................................................           7,166           220,264
   Electricite de France SA.....................................................          10,637           245,623
   Eramet SA....................................................................             647            97,718
   Esso SA Francaise............................................................             381            37,290
   Establissements Maurel et Prom SA............................................          11,601           193,150
   Euler Hermes SA..............................................................           3,656           242,345
  *Euro Disney SCA..............................................................           2,831            17,733
   Eurofins Scientific SA.......................................................             486            39,164
   European Aeronautic Defence & Space Co. SA...................................          35,522         1,194,341
   Eutelsat Communications SA...................................................           3,757           139,585
   Exel Industries SA Series A..................................................             121             4,962
  *Faiveley Transport SA........................................................             772            56,351
   Faurecia SA..................................................................           4,281           107,238
   Fimalac SA...................................................................             846            32,747
   France Telecom SA............................................................          43,067           647,429
  #France Telecom SA Sponsored ADR..............................................          26,020           392,382
  *GameLoft SA..................................................................           6,023            41,866
   GDF Suez SA..................................................................          74,218         2,020,554
   Gemalto NV...................................................................          10,578           568,185
  *GFI Informatique SA..........................................................           8,022            28,137
   GL Events SA.................................................................           2,371            49,467
   Groupe Crit SA...............................................................           1,156            21,549
   Groupe Danone SA.............................................................             600             7,440
   Groupe Eurotunnel SA.........................................................          98,727           814,959
   Groupe Flo SA................................................................           1,396             7,367
  *Groupe Partouche SA..........................................................           2,699             4,588
   Groupe Steria SCA............................................................           6,475           126,045
   Guerbet SA...................................................................             130            10,966
   Guyenne et Gascogne SA.......................................................           1,049           112,589
  *Haulotte Group SA............................................................           4,396            40,187
   Havas SA.....................................................................          52,636           243,885
   Hermes International SA......................................................             896           311,483
  *Hi-Media SA..................................................................          10,368            29,736
   Iliad SA.....................................................................             443            53,572
   Imerys SA....................................................................           5,014           279,929
   Ingenico SA..................................................................           5,276           221,493
   Interparfums SA..............................................................           1,351            31,017
  *Ipsen SA.....................................................................           3,362            98,791
   Ipsos SA.....................................................................           4,948           158,134
  *Jacquet Metal Service SA.....................................................           2,146            25,168
  *JCDecaux SA..................................................................           8,326           211,641
  *Kaufman & Broad SA...........................................................           1,126            23,592


                                      1104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Korian SA....................................................................           2,085   $        35,260
   Lafarge SA...................................................................          23,232           950,567
   Lafarge SA Sponsored ADR.....................................................           1,300            13,260
   Lagardere SCA................................................................          24,659           702,636
   Laurent-Perrier SA...........................................................             553            55,393
   LDC SA.......................................................................             204            21,872
   Legrand SA...................................................................           7,517           259,547
   Lisi SA......................................................................             865            66,789
   L'Oreal SA...................................................................           1,886           200,896
   LVMH Moet Hennessy Louis Vuitton SA..........................................           3,079           498,804
   M6 Metropole Television SA...................................................           5,638            94,468
   Maisons France Confort SA....................................................             535            15,523
  *Manitou BF...................................................................           2,706            56,058
   Manutan International SA.....................................................             734            36,214
  *Maurel & Prom Nigeria........................................................          11,601            27,314
  *Medica SA....................................................................           3,573            57,503
   Mersen SA....................................................................           3,575           121,058
  *METabolic EXplorer SA........................................................           3,694            23,159
   Natixis SA...................................................................         126,742           390,423
   Naturex SA...................................................................           1,299            83,094
   Neopost SA...................................................................           2,525           178,521
   Nexans SA....................................................................           5,061           314,985
   Nexity SA....................................................................           5,490           158,903
  *NicOx SA.....................................................................          17,225            34,321
   Norbert Dentressangle SA.....................................................             815            64,053
  *NRJ Group SA.................................................................           4,409            36,637
   Oeneo SA.....................................................................          13,439            37,868
   Orpea SA.....................................................................           3,702           117,999
  #PagesJaunes Groupe SA........................................................          11,583            53,739
  *Parrot SA....................................................................           1,599            43,324
   Pernod-Ricard SA.............................................................           6,336           609,473
   Peugeot SA...................................................................          24,676           456,598
   Pierre & Vacances SA.........................................................             668            24,253
   Plastic Omnium SA............................................................           7,752           203,952
   PPR SA.......................................................................           7,204         1,137,565
   Publicis Groupe SA...........................................................           6,834           344,432
   Publicis Groupe SA ADR.......................................................             800            20,216
   Rallye SA....................................................................           4,191           135,903
  *Recylex SA...................................................................           5,815            29,379
   Remy Cointreau SA............................................................           2,587           228,201
   Renault SA...................................................................          22,112           945,921
   Rexel SA.....................................................................          21,015           414,630
   Rubis SA.....................................................................           3,730           201,372
  *Sa des Ciments Vicat SA......................................................           2,439           147,678
   Safran SA....................................................................          14,546           453,769
   Saft Groupe SA...............................................................           4,980           150,878
   Sanofi SA....................................................................          41,470         3,074,694
   Sanofi SA ADR................................................................          39,660         1,472,576
   Sartorius Stedim Biotech SA..................................................             709            47,830
   Schneider Electric SA........................................................          30,730         1,913,336
   SCOR SE......................................................................          34,151           860,271
   SEB SA.......................................................................           2,824           234,845
  *Seche Environnement SA.......................................................             824            30,429
   Sechilienne SA...............................................................           3,800            60,256
  #Sequana SA...................................................................           7,137            50,597
   SES SA.......................................................................           7,157           169,271
   Societe BIC SA...............................................................           3,399           303,004
   Societe d'Edition de Canal Plus SA...........................................          10,759            60,661
   Societe Generale SA..........................................................          43,599         1,165,529
  *Societe Television Francaise 1 SA............................................          21,816           240,750
   Sodexo SA....................................................................           2,674           198,665


                                      1105

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
 #*Soitec SA....................................................................          21,775   $       132,994
   Somfy SA.....................................................................             158            34,874
   Sopra Group SA...............................................................             846            48,678
  *Spir Communication SA........................................................             151             4,712
  *Stallergenes SA..............................................................              86             4,796
  *Ste Industrielle d'Aviation Latecoere SA.....................................             462             6,710
   Stef SA......................................................................             771            35,300
   STMicroelectronics NV........................................................          90,620           604,792
   STMicroelectronics NV ADR....................................................          29,790           198,997
  #Sucriere de Pithiviers Le Vieil SA...........................................              19            41,903
   Suez Environnement SA........................................................           7,512            96,243
  *Sword Group SA...............................................................           1,588            26,745
   Synergie SA..................................................................           5,412            60,044
  *Technicolor SA...............................................................          11,563            34,629
   Technip SA...................................................................           4,264           401,680
   Teleperformance SA...........................................................          10,833           271,209
   Thales SA....................................................................          10,191           349,215
  *Theolia SA...................................................................          21,695            29,241
   Total Gabon SA...............................................................              40            17,628
   Total SA.....................................................................           8,644           458,145
   Total SA Sponsored ADR.......................................................          83,723         4,434,807
   Touax SA.....................................................................              25               683
   Toupargel Groupe SA..........................................................             334             4,539
  *Transgene SA.................................................................           1,406            16,885
   Trigano SA...................................................................           2,400            41,488
  *UbiSoft Entertainment SA.....................................................          12,434            97,581
   Valeo SA.....................................................................          11,812           556,376
  *Vallourec SA.................................................................           6,108           413,432
   Veolia Environnement SA ADR..................................................           8,800           100,320
   Vetoquinol SA................................................................             275             8,771
   Viel et Compagnie SA.........................................................          12,834            44,806
   Vilmorin & Cie SA............................................................             900            90,224
   Vinci SA.....................................................................          20,077           934,103
   Virbac SA....................................................................             447            62,587
  *Vivalis SA...................................................................           3,787            31,056
   Vivendi SA...................................................................          69,925         1,466,982
   Vranken Pommery Monopole SA..................................................             106             3,556
   Zodiac Aerospace SA..........................................................           6,425           573,776
                                                                                                   ---------------
TOTAL FRANCE....................................................................                        58,671,284
                                                                                                   ---------------

GERMANY -- (4.3%)
  *Aareal Bank AG...............................................................           9,618           219,932
   Adidas-Salomon AG............................................................           7,697           556,132
  *ADVA AG Optical Networking...................................................           6,955            37,636
 #*Air Berlin P.L.C.............................................................           7,620            23,103
  #Aixtron SE...................................................................           4,185            56,664
   Allianz SE...................................................................          20,620         2,273,090
   Allianz SE Sponsored ADR.....................................................          69,550           772,700
 #*Asian Bamboo AG..............................................................           1,885            36,825
   AUGUSTA Technologie AG.......................................................           3,720            77,740
   Aurubis AG...................................................................           7,811           440,775
   Axel Springer AG.............................................................           6,328           297,302
 #*Balda AG.....................................................................           6,283            39,918
   BASF SE......................................................................          11,789           909,392
   BASF SE Sponsored ADR........................................................           1,000            77,210
   Bauer AG.....................................................................           1,096            34,139
   Bayer AG.....................................................................          13,390           940,601
   Bayer AG Sponsored ADR.......................................................             200            14,104
   Bayerische Motoren Werke AG..................................................          25,204         2,162,840
  *BayWa AG.....................................................................           2,674           101,470
   Bechtle AG...................................................................           2,677            95,418


                                      1106

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
   Beiersdorf AG................................................................           1,926   $       115,840
   Bertrandt AG.................................................................             946            70,327
   Bilfinger Berger SE..........................................................           7,718           709,523
   Biotest AG...................................................................             355            19,084
  *Borussia Dortmund GmbH & Co. KGaA............................................          14,645            46,478
  *Brenntag AG..................................................................           1,678           175,898
  *CANCOM AG....................................................................           1,134            12,832
   Carl Zeiss Meditec AG........................................................           4,134            87,397
  *CAT Oil AG...................................................................           3,029            21,612
  *Celesio AG...................................................................          18,943           365,783
   Centrotec Sustainable AG.....................................................           2,715            42,324
   Centrotherm Photovoltaics AG.................................................           2,119            32,096
   Cewe Color Holding AG........................................................             871            37,078
   Comdirect Bank AG............................................................           4,781            51,674
  *Commerzbank AG...............................................................         317,498           763,226
   CompuGroup Medical AG........................................................           1,550            16,809
  *Constantin Medien AG.........................................................             444               824
  *Continental AG...............................................................           6,378           511,419
   CropEnergies AG..............................................................           5,648            36,865
   CTS Eventim AG...............................................................           2,398            77,748
  *Curanum AG...................................................................             470             1,231
   DAB Bank AG..................................................................           1,539             7,002
   Daimler AG...................................................................          56,394         3,130,003
  *Delticom AG..................................................................           1,069           107,063
   Deutsche Bank AG (5750355)...................................................           5,709           243,251
   Deutsche Bank AG (D18190898).................................................          50,857         2,171,085
   Deutsche Beteiligungs AG.....................................................           1,309            28,321
  *Deutsche Boerse AG...........................................................           2,919           172,381
   Deutsche Lufthansa AG........................................................          27,037           375,418
   Deutsche Post AG.............................................................          93,390         1,557,303
   Deutsche Telekom AG..........................................................          73,821           831,692
   Deutsche Telekom AG Sponsored ADR............................................         104,159         1,179,080
   Deutsche Wohnen AG...........................................................          11,070           147,247
  *Deutz AG.....................................................................           8,970            61,030
  *Dialog Semiconductor P.L.C...................................................           3,764            81,530
  #Douglas Holding AG...........................................................           3,949           167,239
   Draegerwerk AG & Co. KGaA....................................................              68             4,531
   Drillisch AG.................................................................           6,873            67,172
   Duerr AG.....................................................................           2,774           141,842
   DVB Bank SE..................................................................             433            13,766
   E.ON AG......................................................................         110,484         2,370,641
   E.ON AG Sponsored ADR........................................................           3,600            77,292
   Elmos Semiconductor AG.......................................................           1,781            19,661
   ElreingKlinger AG............................................................           4,474           134,652
  *Euromicron AG................................................................             971            22,499
  *Evotec AG....................................................................          35,662           122,298
   Fielmann AG..................................................................             537            55,767
   Fraport AG...................................................................           6,293           378,172
   Freenet AG...................................................................          24,178           325,293
   Fresenius Medical Care AG & Co. KGaA.........................................           2,356           168,438
   Fresenius Medical Care AG & Co. KGaA ADR.....................................           2,100           150,150
   Fresenius SE & Co. KGaA......................................................           5,298           538,598
   Fuchs Petrolub AG............................................................           1,737            72,592
  *GAGFAH SA....................................................................          11,791            59,432
   GEA Group AG.................................................................          18,357           591,440
   Generali Deutschland Holding AG..............................................           1,435           107,777
   Gerresheimer AG..............................................................           5,084           241,480
   Gerry Weber International AG.................................................           1,946            66,126
  *Gesco AG.....................................................................             578            51,449
   GFK SE.......................................................................           2,131            94,761
  *Gigaset AG...................................................................          12,872            44,757


                                      1107

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  *Gildemeister AG..............................................................          12,503   $       187,170
  *Grammer AG...................................................................           3,456            67,078
   Grenkeleasing AG.............................................................           1,850            93,441
   H&R AG.......................................................................           1,360            30,104
   Hamburger Hafen und Logistik AG..............................................           1,330            42,708
   Hannover Rueckversicherung AG................................................          11,063           589,370
 #*Heidelberger Druckmaschinen AG...............................................          49,077           109,462
   Heidelberger Zement AG.......................................................          16,850           831,358
   Henkel AG & Co. KGaA.........................................................           4,418           229,977
   Hochtief AG..................................................................           7,750           501,148
  *Homag Group AG...............................................................           1,385            17,676
   Indus Holding AG.............................................................           3,333            95,508
   Infineon Technologies AG.....................................................          49,412           452,810
   Infineon Technologies AG ADR.................................................          51,213           465,014
  *IVG Immobilien AG............................................................          29,473            69,565
  *Jenoptik AG..................................................................           8,030            56,213
  *K&S AG.......................................................................           3,614           172,774
  *Kabel Deutschland Holding AG.................................................           6,744           352,304
   Kloeckner & Co. SE...........................................................          17,997           250,659
   Koenig & Bauer AG............................................................             926            13,935
   Kontron AG...................................................................          11,542            90,722
   Krones AG....................................................................           2,451           140,445
   KSB AG.......................................................................              16             9,118
  *Kuka AG......................................................................           4,421            94,056
   KWS Saat AG..................................................................             383            79,312
   Lanxess AG...................................................................          11,046           722,240
   Leoni AG.....................................................................           5,543           249,940
   Linde AG.....................................................................           5,457           867,776
   LPKF Laser & Electronics AG..................................................           1,002            13,126
   MAN SE.......................................................................           5,106           538,658
  *Manz AG......................................................................             880            24,214
   Merck KGaA...................................................................           6,483           677,400
   Metro AG.....................................................................          10,245           395,436
   MLP AG.......................................................................           9,812            68,808
  *Morphosys AG.................................................................           3,702            95,453
   MTU Aero Engines Holding AG..................................................           3,208           224,325
   Munchener Rueckversicherungs-Gesellschaft AG.................................          12,533         1,634,387
   MVV Energie AG...............................................................           1,073            33,672
 #*Nordex SE....................................................................          13,855            83,870
  *Patrizia Immobilien AG.......................................................           7,346            36,621
   Pfeiffer Vacuum Technology AG................................................             797            82,108
  *Phoenix Solar AG.............................................................           1,026             3,430
   PNE Wind AG..................................................................          14,369            32,993
  #Praktiker AG.................................................................          14,777            45,369
   Puma SE......................................................................             494           154,828
   PVA TePla AG.................................................................           3,327            14,611
 #*Q-Cells SE...................................................................          30,135            13,198
  *QIAGEN NV....................................................................          39,883           651,431
  *QSC AG.......................................................................          23,436            67,082
   Rational AG..................................................................             274            61,425
   Rheinmetall AG...............................................................           6,908           371,611
   Rhoen-Klinikum AG............................................................          23,588           489,900
  *RWE AG.......................................................................          43,631         1,675,558
  *SAF-Holland SA...............................................................           5,515            33,434
   Salzgitter AG................................................................           8,367           501,467
  #SAP AG Sponsored ADR.........................................................           9,200           556,416
 #*SGL Carbon SE................................................................           5,327           269,325
   Siemens AG...................................................................             821            77,532
   Siemens AG Sponsored ADR.....................................................           9,500           895,755
  *Singulus Technologies AG.....................................................          10,890            38,205
   Sixt AG......................................................................           3,720            68,567


                                      1108

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  *SKW Stahl-Metallurgie Holding AG.............................................           2,207   $        34,640
 #*Sky Deutschland AG...........................................................          48,268           113,901
 #*SMA Solar Technology AG......................................................             512            31,692
   Software AG..................................................................           3,150           102,884
  #Solarworld AG................................................................          14,487            72,742
   Stada Arzneimittel AG........................................................          10,733           319,006
   STRATEC Biomedical AG........................................................             978            38,640
  *Stroer Out-of-Home Media AG..................................................           2,821            46,065
   Suedzucker AG................................................................          10,869           321,731
 #*Suss Microtec AG.............................................................           6,672            62,366
   Symrise AG...................................................................           8,140           232,132
  *TAG Immobilien AG............................................................          12,688            99,641
   Takkt AG.....................................................................           2,947            40,553
   Telegate AG..................................................................           3,104            22,628
   ThyssenKrupp AG..............................................................          34,229           975,740
  *Tipp24 SE....................................................................             227             9,817
  *Tom Tailor Holding AG........................................................           1,319            21,417
   Tomorrow Focus AG............................................................           3,932            17,982
  *TUI AG.......................................................................          23,987           175,222
   United Internet AG...........................................................           6,740           126,188
  *Verbio AG....................................................................           3,646            14,731
   Volkswagen AG................................................................           1,962           318,230
   Vossloh AG...................................................................           1,356           138,727
   VTG AG.......................................................................           1,642            31,776
  #Wacker Chemie AG.............................................................           1,118           102,767
  *Wacker Neuson SE.............................................................           4,113            60,616
   Washtec AG...................................................................           1,256            12,126
   Wincor Nixdorf AG............................................................           2,250           105,263
   Wirecard AG..................................................................           5,551           100,021
   XING AG......................................................................             903            54,687
   Zhongde Waste Technology AG..................................................           1,482             5,634
                                                                                                   ---------------
TOTAL GERMANY...................................................................                        49,164,953
                                                                                                   ---------------

GREECE -- (0.3%)
  *Agricultural Bank of Greece S.A..............................................           3,334             1,610
  *Alpha Bank A.E...............................................................          72,452           142,906
  *Attica Bank S.A..............................................................           5,784             2,452
  *Bank of Cyprus Public Co., Ltd...............................................         137,748           138,893
   Bank of Greece S.A...........................................................           2,496            47,831
   Coca-Cola Hellenic Bottling Co. S.A..........................................           8,849           164,067
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.....................................          14,306           267,093
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.........................           5,243             1,907
  *EFG Eurobank Ergasias S.A....................................................          55,065            66,187
   Ellaktor S.A.................................................................          21,206            37,967
   EYDAP Athens Water Supply & Sewage Co. S.A...................................           6,973            29,540
  *Folli Follie Group S.A.......................................................           7,504            64,794
  *Fourlis Holdings S.A.........................................................           7,020            13,948
   Frigoglass S.A...............................................................           9,752            49,466
   GEK Terna S.A................................................................           6,564             7,425
   Hellenic Exchanges S.A.......................................................          17,568            75,722
   Hellenic Petroleum S.A.......................................................          17,587           132,682
  *Hellenic Telecommunication Organization Co. S.A..............................          24,316            89,922
   Hellenic Telecommunication Organization Co. S.A. Sponsored ADR...............          16,149            31,006
  *Heracles General Cement Co. S.A..............................................             444               953
   Intralot S.A.-Integrated Lottery Systems & Services..........................          26,355            28,593
   JUMBO S.A....................................................................          19,322            91,523
  *Marfin Investment Group S.A..................................................         101,602            55,612
  *Marfin Popular Bank PCL......................................................         156,231            81,628
   Metka S.A....................................................................           6,384            58,280
   Motor Oil (Hellas) Corinth Refineries S.A....................................          13,116           101,898
  *Mytilineos Holdings S.A......................................................          15,755            65,402


                                      1109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
  *National Bank of Greece S.A..................................................         139,956   $       502,397
  *National Bank of Greece S.A. ADR.............................................          28,236           103,061
  *OPAP S.A.....................................................................          14,291           146,321
  *Piraeus Bank S.A.............................................................         188,815           167,864
   Piraeus Port Authority S.A...................................................           2,736            38,950
   Public Power Corp. S.A.......................................................          13,423            69,708
   S&B Industrial Minerals S.A..................................................           3,250            19,800
  *Sidenor Steel Products Manufacturing Co. S.A.................................           3,000             4,609
  *Teletypos S.A. Mega Channel..................................................           1,702               856
   Terna Energy S.A.............................................................           4,497             8,162
   Titan Cement Co. S.A.........................................................           9,967           166,285
  *TT Hellenic Postbank S.A.....................................................          28,778            29,439
  *Viohalco S.A.................................................................          20,959            87,247
                                                                                                   ---------------
TOTAL GREECE....................................................................                         3,194,006
                                                                                                   ---------------

HONG KONG -- (1.8%)
   AAC Technologies Holdings, Inc...............................................          54,000           132,008
  *AIA Group, Ltd...............................................................          88,400           295,359
   Alco Holdings, Ltd...........................................................          20,000             6,263
   Allied Group, Ltd............................................................           4,000             9,747
   Allied Properties (H.K.), Ltd................................................         636,068            88,805
  *Anxin-China Holdings, Ltd....................................................         260,000            49,520
  *Apac Resources, Ltd..........................................................         520,000            22,778
   Asia Satellite Telecommunications Holdings, Ltd..............................          39,000            82,994
   Asia Standard International Group, Ltd.......................................          72,000            10,948
   ASM Pacific Technology, Ltd..................................................           7,400            95,365
   Associated International Hotels, Ltd.........................................          38,000            73,721
  #Bank of East Asia, Ltd.......................................................         120,046           489,866
  *Birmingham International Holdings, Ltd.......................................         970,000            19,012
   BOC Hong Kong Holdings, Ltd..................................................         137,500           362,573
   Bossini International Holdings, Ltd..........................................         116,000             8,667
   Brightoil Petroleum Holdings, Ltd............................................         126,000            27,090
   C.P. Pokphand Co., Ltd.......................................................         568,000            71,010
   Cafe de Coral Holdings, Ltd..................................................          24,000            54,875
  *Carico Holdings, Ltd.........................................................         100,000             5,341
  #Cathay Pacific Airways, Ltd..................................................         116,000           230,594
   Century City International Holdings, Ltd.....................................         215,600            15,556
  *Century Sunshine Group Holdings, Ltd.........................................         140,000             4,323
   Chen Hsong Holdings, Ltd.....................................................          66,000            20,824
   Cheuk Nang Holdings, Ltd.....................................................          20,000             7,403
   Cheung Kong Holdings, Ltd....................................................          91,000         1,221,540
   Cheung Kong Infrastructure Holdings, Ltd.....................................          34,000           193,670
   Chevalier International Holdings, Ltd........................................          32,000            32,440
  *China All Access Holdings, Ltd...............................................          28,000             6,122
  *China Boon Holdings, Ltd.....................................................         160,000             2,269
  *China CBM Group, Ltd.........................................................         130,000             1,740
  *China Daye Non-Ferrous Metals Mining, Ltd....................................         260,163            13,418
  *China Energy Development Holdings, Ltd.......................................         808,000             9,295
  *China Grand Forestry Green Resources Group, Ltd..............................          22,200             2,059
 #*China Lumena New Materials Corp..............................................         540,000           106,181
   China Metal International Holdings, Ltd......................................         190,000            33,267
  *China Ocean Resources Co., Ltd...............................................           7,850            39,785
   China Overseas Grand Oceans Group, Ltd.......................................          37,500            34,737
  *China Renewable Energy Investment, Ltd.......................................          17,412               651
  *China Resources & Transportation Group, Ltd..................................         700,000            23,879
  #China Resources Cement Holdings, Ltd.........................................         128,000            92,157
  *China Solar Energy Holdings, Ltd.............................................         910,000             5,395
   China Starch Holdings, Ltd...................................................          85,000             2,789
  *China Strategic Holdings, Ltd................................................       1,070,000            21,496
  *China WindPower Group, Ltd...................................................       1,450,000            58,856
   Chong Hing Bank, Ltd.........................................................          28,000            50,584


                                      1110

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Chow Sang Sang Holdings International, Ltd...................................          48,000   $       113,604
   Citic Telecom International Holdings, Ltd....................................         101,000            21,184
   City Telecom, Ltd. ADR.......................................................           1,497            17,440
   CK Life Sciences International Holdings, Inc.................................         430,000            24,117
   CLP Holdings, Ltd............................................................          25,500           208,487
  *CP Lotus Corp., Ltd..........................................................          80,000             2,933
   Cross-Harbour Holdings, Ltd. (The)...........................................          40,000            32,260
   CSI Properties, Ltd..........................................................       1,230,000            37,782
  *CST Mining Group, Ltd........................................................       4,111,753            47,011
  *Culture Landmark Investment, Ltd.............................................         488,000             5,070
   Dah Chong Hong Holdings, Ltd.................................................          65,000            81,716
   Dah Sing Banking Group, Ltd..................................................          62,040            62,638
   Dah Sing Financial Holdings, Ltd.............................................          25,650            88,380
  *DBA Telecommunication Asia Holdings, Ltd.....................................          72,000            23,709
  *Dejin Resources Group Co., Ltd...............................................         822,000             6,662
   Dickson Concepts International, Ltd..........................................          55,000            30,605
   Emperor International Holdings, Ltd..........................................         177,333            28,288
  #Emperor Watch & Jewellery, Ltd...............................................         200,000            25,435
  *ENM Holdings, Ltd............................................................         428,000            30,273
   Esprit Holdings, Ltd.........................................................         259,188           383,119
  *eSun Holdings, Ltd...........................................................         282,000            38,821
   EVA Precision Industrial Holdings, Ltd.......................................          84,000            15,068
   Fairwood, Ltd................................................................          21,000            27,766
   Far East Consortium International, Ltd.......................................         177,000            27,755
   First Pacific Co., Ltd.......................................................         294,400           336,576
 #*Fook Woo Group Holdings, Ltd.................................................         224,000            39,282
 #*Foxconn International Holdings, Ltd..........................................         217,000           149,200
  *Galaxy Entertainment Group, Ltd..............................................          59,000           128,544
  *Genting Hong Kong, Ltd.......................................................         281,000            96,899
   Get Nice Holdings, Ltd.......................................................         486,000            19,399
   Giordano International, Ltd..................................................         164,000           131,004
   Glorious Sun Enterprises, Ltd................................................         170,000            53,585
   Gold Peak Industries Holding, Ltd............................................         262,000            25,309
  *Goldin Properties Holdings, Ltd..............................................          42,000            12,482
   Great Eagle Holdings, Ltd....................................................          48,547           119,708
  *Greenheart Group, Ltd........................................................          28,000             3,027
  *G-Resources Group, Ltd.......................................................       1,998,000           123,457
   Haitong International Securities Group, Ltd..................................          12,000             4,269
   Hang Lung Group, Ltd.........................................................          91,000           578,451
   Hang Lung Properties, Ltd....................................................         218,000           749,921
  #Hang Seng Bank, Ltd..........................................................          12,000           155,448
   Harbour Centre Development, Ltd..............................................          21,000            26,564
   Henderson Land Development Co., Ltd..........................................         126,352           687,204
   HKR International, Ltd.......................................................         186,400            68,023
  *HKT Trust and HKT, Ltd.......................................................           4,130             2,652
   Hon Kwok Land Investment Co., Ltd............................................          20,000             6,238
   Hong Kong & China Gas Co., Ltd...............................................          59,410           141,089
   Hong Kong & Shanghai Hotels, Ltd.............................................         110,500           147,476
   Hong Kong Aircraft Engineering Co., Ltd......................................           2,400            33,430
   Hong Kong Exchanges & Clearing, Ltd..........................................           8,400           145,678
   Hong Kong Ferry Holdings, Ltd................................................          27,000            21,674
   Hongkong Chinese, Ltd........................................................         184,495            31,441
   Hopewell Holdings, Ltd.......................................................         106,000           277,401
   Hung Hing Printing Group, Ltd................................................          92,000            18,393
   Hutchison Harbour Ring, Ltd..................................................         440,000            38,534
   Hutchison Telecommunications Hong Kong Holdings, Ltd.........................         261,000           106,583
   Hutchison Whampoa, Ltd.......................................................         130,000         1,234,815
   Hysan Development Co., Ltd...................................................          16,000            63,149
  *Imagi International Holdings, Ltd............................................         728,000            19,764
  *IRC, Ltd,....................................................................          28,000             4,145
  *IT, Ltd......................................................................          70,000            39,910


                                      1111

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
 #*Jinchuan Group International Resources Co., Ltd..............................          47,000   $        12,256
   Johnson Electric Holdings, Ltd...............................................         324,500           191,648
  #K Wah International Holdings, Ltd............................................         228,681            64,523
   Kerry Properties, Ltd........................................................          76,000           292,215
  *King Stone Energy Group, Ltd.................................................         112,000            10,214
   Kingmaker Footwear Holdings, Ltd.............................................         186,000            24,164
  #Kingston Financial Group, Ltd................................................         501,000            51,001
   Kowloon Development Co., Ltd.................................................         103,000            96,512
  *Lai Sun Development Co., Ltd.................................................       1,088,000            18,926
   Li & Fung, Ltd...............................................................          92,000           200,116
   Lifestyle International Holdings, Ltd........................................          29,000            68,082
   Lippo China Resources, Ltd...................................................         794,000            17,166
   Lippo, Ltd...................................................................          55,000            16,931
   Liu Chong Hing Investment, Ltd...............................................          18,000            17,877
  #Longfor Properties Co., Ltd..................................................         129,500           170,074
   Luk Fook Holdings International, Ltd.........................................          16,000            58,719
   Lung Kee (Bermuda) Holdings, Ltd.............................................          40,000            20,006
   Magnificent Estates, Ltd.....................................................         320,000            11,110
 #*Mascotte Holdings, Ltd.......................................................         528,000            14,506
  *Melco International Development, Ltd.........................................         161,000           136,069
  #Midland Holdings, Ltd........................................................          92,666            49,687
  *Ming Fung Jewellery Group, Ltd...............................................         770,000            48,033
 #*Mingfa Group International Co., Ltd..........................................         141,000            44,712
   Minmetals Land, Ltd..........................................................          10,000             1,107
   Miramar Hotel & Investment Co., Ltd..........................................           9,000             9,519
   MTR Corp., Ltd...............................................................          70,789           236,151
   Neo-Neon Holdings, Ltd.......................................................          96,000            16,319
 #*New Times Energy Corp., Ltd..................................................          41,600             3,433
   New World Development Co., Ltd...............................................         360,824           394,747
   NewOcean Green Energy Holdings, Ltd..........................................         194,000            36,995
  *Next Media, Ltd..............................................................         290,000            26,494
  *Noble Group, Ltd.............................................................         310,000           330,888
  *North Asia Resources Holdings, Ltd...........................................          80,000             2,683
   NWS Holdings, Ltd............................................................         153,292           248,240
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd........................         675,000            25,674
   Orient Overseas International, Ltd...........................................          31,500           164,048
  #Oriental Watch Holdings, Ltd.................................................          50,400            22,794
   Pacific Andes International Holdings, Ltd....................................         714,937            68,167
   Pacific Basin Shipping, Ltd..................................................         370,000           175,429
  *Pacific Century Premium Developments, Ltd....................................         243,000            44,165
   Pacific Textile Holdings, Ltd................................................          74,000            45,666
   Paliburg Holdings, Ltd.......................................................         130,000            38,695
  *Pan Asia Environmental Protection Group, Ltd.................................          86,000             6,552
   PCCW, Ltd....................................................................         270,000            85,232
   Pearl Oriental Oil, Ltd......................................................         389,000            32,566
  *PetroAsian Energy Holdings, Ltd..............................................         504,000            12,711
   Pico Far East Holdings, Ltd..................................................         144,000            29,865
  *PME Group, Ltd...............................................................         430,000             9,607
  *PNG Resources Holdings, Ltd..................................................         352,000             5,192
   Polytec Asset Holdings, Ltd..................................................         205,000            22,717
   Power Assets Holdings, Ltd...................................................          34,000           244,874
   Public Financial Holdings, Ltd...............................................          72,000            31,136
   PYI Corp., Ltd...............................................................         766,000            20,822
   Regal Hotels International Holdings, Ltd.....................................         172,000            59,158
   Richfield Group Holdings, Ltd................................................         208,000            10,440
  *Royale Furniture Holdings, Ltd...............................................          20,000             5,595
  #SA SA International Holdings, Ltd............................................          48,000            30,885
   Samling Global, Ltd..........................................................         458,000            38,331
  *Sands China, Ltd.............................................................          10,400            34,905
   SEA Holdings, Ltd............................................................          90,000            39,318
   Shangri-La Asia, Ltd.........................................................         171,166           356,125


                                      1112

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Shenyin Wanguo, Ltd..........................................................          75,000   $        21,525
  #Shun Tak Holdings, Ltd.......................................................         180,000            76,145
  *Siberian Mining Group Co., Ltd...............................................         140,000             7,582
   Singamas Container Holdings, Ltd.............................................         424,000            95,510
  *Sino Dragon New Energy Holdings, Ltd.........................................         192,000             7,935
  #Sino Land Co., Ltd...........................................................         322,816           537,721
  *Sino Oil & Gas Holdings, Ltd.................................................       1,750,000            60,820
   Sinopec Kantons Holdings, Ltd................................................          48,000            27,701
  *Sino-Tech International Holdings, Ltd........................................         760,000             7,624
   SJM Holdings, Ltd............................................................          12,000            21,500
   SmarTone Telecommunications Holdings, Ltd....................................          64,500           108,936
   SOCAM Development, Ltd.......................................................          44,444            44,426
   South China (China), Ltd.....................................................         464,000            26,912
   Sparkle Roll Group, Ltd......................................................         312,000            35,365
   Stella International Holdings, Ltd...........................................          36,500            83,790
   Sun Hung Kai & Co., Ltd......................................................         119,104            62,653
   Sun Hung Kai Properties, Ltd.................................................          92,273         1,280,227
  *Superb Summit International Timber Co., Ltd..................................         500,000             7,488
   Sustainable Forest Holdings, Ltd.............................................         337,500             6,647
  *Tack Hsin Holdings, Ltd......................................................          22,000             6,418
   Tai Cheung Holdings, Ltd.....................................................          94,000            61,796
   Tan Chong International, Ltd.................................................          24,000             5,896
 #*Taung Gold International, Ltd................................................         500,000            11,445
  #Techtronic Industries Co., Ltd...............................................         187,500           208,146
   Television Broadcasts, Ltd...................................................          19,000           110,573
   Texwinca Holdings, Ltd.......................................................          48,000            52,677
  *Titan Petrochemicals Group, Ltd..............................................         380,000            14,427
  *Tom Group, Ltd...............................................................          60,000             5,560
   Tongda Group Holdings, Ltd...................................................         530,000            15,290
   Town Health International Investments, Ltd...................................          84,000            10,866
   Tradelink Electronic Commerce, Ltd...........................................          14,000             1,765
   Transport International Holdings, Ltd........................................          33,600            71,818
   Trinity, Ltd.................................................................          32,000            25,745
   United Laboratories International Holdings, Ltd. (The).......................          74,000            46,697
  #Value Partners Group, Ltd....................................................          63,000            36,921
   Varitronix International, Ltd................................................         113,000            47,897
   Victory City International Holdings, Ltd.....................................         264,722            27,275
   Vitasoy International Holdings, Ltd..........................................          80,000            60,595
  *Vongroup, Ltd................................................................         815,000             3,345
  *VST Holdings, Ltd............................................................         108,000            16,428
  #VTech Holdings, Ltd..........................................................           7,000            73,159
 #*Wah Nam International Holdings, Ltd..........................................         264,780            17,026
   Wharf Holdings, Ltd..........................................................         133,000           758,589
   Wheelock & Co., Ltd..........................................................          98,000           312,690
   Wing Hang Bank, Ltd..........................................................          24,500           225,959
   Wing On Co. International, Ltd...............................................          32,000            64,354
   Wing Tai Properties, Ltd.....................................................         140,000            46,019
   Winsor Properties Holdings, Ltd..............................................           2,000             4,084
  *Winteam Pharmaceutical Group, Ltd............................................         194,000            32,000
  #Wynn Macau, Ltd..............................................................          15,200            39,017
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H....................          47,800            27,386
  #Xinyi Glass Holdings, Ltd....................................................         162,000            95,749
   YGM Trading, Ltd.............................................................          20,000            50,664
   Yue Yuen Industrial Holdings, Ltd............................................          57,000           174,354
  *Yuzhou Properties Co.........................................................           5,000             1,224
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                        21,243,972
                                                                                                   ---------------

HUNGARY -- (0.1%)
  *Egis Pharmaceuticals P.L.C...................................................             894            65,746
 #*FHB Mortgage Bank NYRT.......................................................           6,244            14,209
   Magyar Telekom Telecommunications P.L.C......................................          14,077            33,509


                                      1113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HUNGARY -- (Continued)
   Magyar Telekom Telecommunications P.L.C. Sponsored ADR.......................           4,800   $        56,640
  *MOL Hungarian Oil & Gas P.L.C................................................           2,028           169,897
   OTP Bank P.L.C...............................................................          26,063           467,541
  *PannErgy P.L.C...............................................................           3,649            11,188
   Richter Gedeon NYRT..........................................................             915           150,537
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                           969,267
                                                                                                   ---------------
INDIA -- (1.9%)
   Aban Offshore, Ltd...........................................................             770             6,923
   ABG Shipyard, Ltd............................................................           7,485            58,441
   ACC, Ltd.....................................................................           7,153           171,940
   Adani Enterprises, Ltd.......................................................          15,566           131,103
  *Adani Power, Ltd.............................................................          47,849            77,564
   Aditya Birla Nuvo, Ltd.......................................................           8,641           142,228
  *Agre Developers, Ltd.........................................................             446               343
   Akzo Nobel India, Ltd........................................................             399             6,467
   Allahabad Bank, Ltd..........................................................          40,781           132,935
   Allcargo Logistics, Ltd......................................................             986             2,749
   Alok Industries, Ltd.........................................................          90,000            36,389
   Ambuja Cements, Ltd..........................................................          40,221           130,504
   Amtek Auto, Ltd..............................................................          17,358            38,129
   Anant Raj Industries, Ltd....................................................          13,615            16,716
  *Andhra Bank, Ltd.............................................................          18,523            38,216
   Ansal Properties & Infrastructure, Ltd.......................................           9,102             6,140
  *Apollo Hospitals Enterprise, Ltd.............................................           9,322           113,362
   Apollo Tyres, Ltd............................................................          25,736            37,624
  *Arvind, Ltd..................................................................          14,863            28,963
   Asea Brown Boveri India, Ltd.................................................           3,501            57,448
  *Ashok Leyland, Ltd...........................................................         200,290           110,815
   Asian Paints, Ltd............................................................           1,564            94,465
   Aurobindo Pharma, Ltd........................................................          57,865           134,087
   Aventis Pharma, Ltd..........................................................           1,238            57,431
   Axis Bank, Ltd...............................................................          14,988           324,835
   Bajaj Auto, Ltd..............................................................           3,566           115,322
   Bajaj Electricals, Ltd.......................................................           4,500            15,899
   Bajaj Finance, Ltd...........................................................           2,425            36,800
   Bajaj Finserv, Ltd...........................................................           6,437            58,462
   Bajaj Hindusthan, Ltd........................................................          80,199            56,049
   Bajaj Holdings & Investment, Ltd.............................................           7,265            98,820
   Ballarpur Industries, Ltd....................................................          70,689            33,095
   Balrampur Chini Mills, Ltd...................................................          21,074            20,674
   Bank of Baroda...............................................................          10,597           161,011
   Bank of India................................................................          16,169           112,365
   Bank of Maharashtra, Ltd.....................................................          32,893            31,701
   BASF India, Ltd..............................................................             873             8,895
   Bata India, Ltd..............................................................           6,548            90,919
   BEML, Ltd....................................................................           2,355            25,242
   Berger Paints India, Ltd.....................................................          26,560            52,290
  *BGR Energy Systems, Ltd......................................................           2,982            13,913
   Bharat Electronics, Ltd......................................................           2,636            74,397
  *Bharat Forge, Ltd............................................................           7,701            45,447
   Bharat Heavy Electricals, Ltd................................................          23,910           120,928
   Bharat Petroleum Corp., Ltd..................................................           3,844            44,412
   Bharti Airtel, Ltd...........................................................          41,564           306,217
   Bhushan Steel, Ltd...........................................................          15,385           109,888
  *Biocon, Ltd..................................................................           8,934            47,855
   Birla Corp., Ltd.............................................................           4,033            21,892
   Bombay Rayon Fashions, Ltd...................................................           1,830             9,679
   Bosch, Ltd...................................................................             584            85,947
   Britannia Industries, Ltd....................................................           1,250            11,435
   Cadila Healthcare, Ltd.......................................................           8,226           109,996


                                      1114

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
  *Cairn India, Ltd.............................................................          18,573   $       127,357
   Canara Bank..................................................................          13,415           127,482
   Carborundum Universal, Ltd...................................................           4,300            12,978
   Central Bank of India........................................................          53,793            92,110
   Century Plyboards India, Ltd.................................................           6,288             6,758
   Century Textiles & Industries, Ltd...........................................           2,887            16,298
   CESC, Ltd....................................................................           5,246            26,638
   Chambal Fertilizers & Chemicals, Ltd.........................................          26,495            45,316
   Chennai Petroleum Corp., Ltd.................................................          11,326            38,923
   Cipla, Ltd...................................................................           7,837            55,278
   City Union Bank, Ltd.........................................................          41,580            36,426
   CMC, Ltd.....................................................................             388             7,072
   Colgate-Palmolive (India), Ltd...............................................           3,054            61,637
   Container Corp. of India.....................................................           5,527           109,258
   Core Education & Technologies, Ltd...........................................           9,143            47,678
  *Coromandel International, Ltd................................................           4,798            25,776
   Corporation Bank.............................................................           9,596            80,197
   Crompton Greaves, Ltd........................................................           8,868            23,833
   Cummins India, Ltd...........................................................           6,720            56,927
   Dabur India, Ltd.............................................................          30,848            58,599
  *Deccan Chronicle Holdings, Ltd...............................................           9,319             8,140
   Dena Bank....................................................................          12,195            16,680
  *Development Credit Bank, Ltd.................................................          22,854            19,865
   Dewan Housing Finance Corp., Ltd.............................................           8,991            42,564
   Dhanalakshmi Bank, Ltd.......................................................          14,795            17,775
  *Dish TV (India), Ltd.........................................................          44,632            56,356
   Divi's Laboratories, Ltd.....................................................           2,878            45,751
   DLF, Ltd.....................................................................          48,011           208,829
   Dr. Reddy's Laboratories, Ltd. ADR...........................................           5,899           201,451
   E.I.D. - Parry (India), Ltd..................................................           7,652            31,984
   Edelweiss Financial Services, Ltd............................................          43,000            28,791
   Educomp Solutions, Ltd.......................................................          10,613            46,164
   Eicher Motors, Ltd...........................................................           2,071            70,163
   EIH, Ltd.....................................................................          19,189            34,205
   Era Infra Engineering, Ltd...................................................           7,211            19,832
   Escorts, Ltd.................................................................           9,996            16,437
  *Essar Oil, Ltd...............................................................          61,934            76,688
  *Essar Ports, Ltd.............................................................          10,386            12,631
  *Essar Shipping, Ltd..........................................................           5,193             3,198
  *Everonn Education, Ltd.......................................................           2,200            12,386
   Exide Industries, Ltd........................................................          31,311            83,706
  *Federal Bank, Ltd............................................................          19,315           155,696
   Financial Technologies (India), Ltd..........................................           3,882            56,581
  *Fortis Healthcare India, Ltd.................................................          10,077            21,270
   Future Capital Holdings, Ltd.................................................           6,323            16,783
   GAIL India, Ltd..............................................................          23,506           176,950
   Gammon India, Ltd............................................................          10,776            11,300
  *Gammon Infrastructure Projects, Ltd..........................................          12,199             3,381
   Gateway Distriparks, Ltd.....................................................           8,076            21,064
   Gitanjali Gems, Ltd..........................................................           4,948            31,004
  *GlaxoSmithKline Consumer Healthcare, Ltd.....................................             389            20,231
   GlaxoSmithKline Pharmaceuticals, Ltd.........................................           1,552            60,573
   Glenmark Pharmaceuticals, Ltd................................................          11,592            69,261
  *GMR Infrastructure, Ltd......................................................          58,488            34,531
   Godfrey Phillips India, Ltd..................................................              51             3,022
   Godrej Industries, Ltd.......................................................           7,430            30,370
   Gokul Refoils & Solvent, Ltd.................................................          14,640            23,448
   Grasim Industries, Ltd.......................................................           5,183           275,134
   Great Eastern Shipping Co., Ltd..............................................          13,008            61,011
   Greaves Cotton, Ltd..........................................................           1,775             3,019
   Gujarat Alkalies & Chemicals, Ltd............................................             772             2,115


                                      1115

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Gujarat Fluorochemicals, Ltd.................................................             412   $         4,048
   Gujarat Gas Co., Ltd.........................................................           6,039            47,502
   Gujarat Mineral Development Corp., Ltd.......................................          12,483            45,190
   Gujarat NRE Coke, Ltd........................................................          49,906            22,467
   Gujarat State Fertilizers & Chemicals, Ltd...................................           4,033            30,663
   Gujarat State Petronet, Ltd..................................................          28,545            48,045
  *GVK Power & Infrastructure, Ltd..............................................          63,703            20,520
   HCL Infosystems, Ltd.........................................................          22,200            20,894
   HCL Technologies, Ltd........................................................          17,304           152,446
   HDFC Bank, Ltd...............................................................          38,000           375,162
   HDFC Bank, Ltd. ADR..........................................................           2,000            62,060
   Hero Honda Motors, Ltd. Series B.............................................           2,207            83,105
  *Hexa Tradex, Ltd.............................................................           5,313             3,761
   Hexaware Technologies, Ltd...................................................          34,366            58,808
  *Himachal Futuristic Communications, Ltd......................................          88,611            24,134
   Himadri Chemicals & Industries, Ltd..........................................          21,760            18,882
   Hindalco Industries, Ltd.....................................................          98,394           290,725
   Hindustan Construction Co., Ltd..............................................          39,530            18,813
   Hindustan Petroleum Corp, Ltd................................................           9,241            55,041
   Hindustan Unilever, Ltd......................................................           7,107            54,481
   Honeywell Automation India, Ltd..............................................             710            33,824
   Hotel Leelaventure, Ltd......................................................          23,855            16,525
  *Housing Development & Infrastructure, Ltd....................................          32,009            51,321
   HSIL, Ltd....................................................................          19,048            49,535
   HT Media, Ltd................................................................          11,369            31,966
   ICICI Bank, Ltd..............................................................           9,160           166,398
   ICICI Bank, Ltd. Sponsored ADR...............................................          17,656           639,324
   IDBI Bank, Ltd...............................................................          42,786            87,471
  *Idea Cellular, Ltd...........................................................         146,697           280,946
   IFCI, Ltd....................................................................          70,683            40,843
   India Cements, Ltd...........................................................          31,135            50,607
   India Infoline, Ltd..........................................................          15,429            16,553
   Indian Bank..................................................................          21,645            97,355
   Indian Hotels Co., Ltd.......................................................          57,658            76,444
   Indian Oil Corp., Ltd........................................................          11,712            68,364
   Indian Overseas Bank.........................................................          27,161            48,108
  *Indraprastha Gas, Ltd........................................................           3,321            23,966
   IndusInd Bank, Ltd...........................................................          51,899           305,760
   Infosys, Ltd.................................................................           5,251           288,578
   Infotech Enterprises, Ltd....................................................           1,202             3,280
   Infrastructure Development Finance Co., Ltd..................................         142,144           381,811
   ING Vysya Bank, Ltd..........................................................           7,120            48,155
   Ipca Laboratories, Ltd.......................................................           5,325            32,132
   IRB Infrastructure Developers, Ltd...........................................          12,168            42,876
   ITC, Ltd.....................................................................          19,410            79,731
   IVRCL Infrastructures & Projects, Ltd........................................          33,942            34,561
   Jagran Prakashan, Ltd........................................................          14,570            28,622
   Jain Irrigation Systems, Ltd. (6312345)......................................          29,500            56,801
  *Jain Irrigation Systems, Ltd. (B40PKT1)......................................           1,475             1,095
   Jaiprakash Associates, Ltd...................................................         180,455           254,039
  *Jaiprakash Power Ventures, Ltd...............................................          27,569            24,507
   Jammu & Kashmir Bank, Ltd....................................................           3,114            51,976
  *Jet Airways (India), Ltd.....................................................           3,135            15,803
   Jindal Drilling & Industries, Ltd............................................             585             3,798
   Jindal Saw, Ltd..............................................................          26,565            76,234
  *Jindal Stainless, Ltd........................................................             282               425
   Jindal Steel & Power, Ltd....................................................          24,328           266,048
   JM Financial, Ltd............................................................          45,037            13,522
   JSW Energy, Ltd..............................................................          58,772            64,020
   JSW Steel, Ltd...............................................................          15,143           213,513
   Jubilant Industries, Ltd.....................................................             252             1,072


                                      1116

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Jubilant Organosys, Ltd......................................................           5,040   $        17,666
  *Kakinada Fertilizers, Ltd....................................................          69,051            15,655
   Kalpataru Power Transmission, Ltd............................................           1,245             2,589
   Karnataka Bank, Ltd..........................................................          25,200            44,074
   Karur Vysya Bank, Ltd........................................................           6,700            51,027
   Kotak Mahindra Bank, Ltd.....................................................          21,044           211,432
   KPIT Cummins Infosystems, Ltd................................................          12,495            37,158
  *KSK Energy Ventures, Ltd.....................................................           4,226             5,102
   Lakshmi Machine Works, Ltd...................................................             692            22,371
   Lakshmi Vilas Bank, Ltd......................................................          16,466            28,957
  *Lanco Infratech, Ltd.........................................................         138,520            42,343
   Larsen & Toubro, Ltd.........................................................           7,110           188,046
   Lupin, Ltd...................................................................          12,300           117,675
   Madras Cements, Ltd..........................................................          15,000            35,416
  *Mahanagar Telephone Nigam, Ltd...............................................          21,492            13,340
   Maharashtra Seamless, Ltd....................................................           6,338            43,624
   Mahindra & Mahindra Financial Services, Ltd..................................           7,688           110,138
   Mahindra & Mahindra, Ltd.....................................................           9,544           129,602
   Mahindra Lifespace Developers, Ltd...........................................           3,460            20,138
   Mangalore Refinery & Petrochemicals, Ltd.....................................          28,382            35,090
   Maruti Suzuki India, Ltd.....................................................           5,785           138,020
  *MAX India, Ltd...............................................................           8,840            28,964
   McLeod Russel (India), Ltd...................................................           5,519            20,935
  *Mercator Lines, Ltd..........................................................          25,374            12,447
   MindTree, Ltd................................................................           1,785            15,518
   Monnet Ispat, Ltd............................................................           3,882            37,850
  *Motherson Sumi Systems, Ltd..................................................          12,642            42,119
   Motilal Oswal Financial Services, Ltd........................................           6,733            14,759
  *Mphasis, Ltd.................................................................           7,290            55,557
   MRF, Ltd.....................................................................             248            39,613
   Mundra Port & Special Economic Zone, Ltd.....................................          15,220            44,836
   Nagarjuna Construction Co., Ltd..............................................          31,522            36,271
  *Nagarjuna Oil Refinery, Ltd..................................................          62,774            14,232
   National Aluminium Co., Ltd..................................................          75,710            87,365
   Nava Bharat Ventures, Ltd....................................................           1,957             7,251
  *NHPC, Ltd....................................................................          83,575            34,771
   NIIT Technologies, Ltd.......................................................           6,924            29,094
   Noida Toll Bridge Co., Ltd...................................................          13,172             6,014
   NTPC, Ltd....................................................................           9,275            32,190
   Oil & Natural Gas Corp., Ltd.................................................           5,900            32,874
   Oil India, Ltd...............................................................           1,357            33,355
  *OMAXE, Ltd...................................................................           4,002            11,972
   Opto Circuits India, Ltd.....................................................           5,084            24,288
  *Oracle Financial Services Software, Ltd......................................           2,009            80,595
   Orchid Chemicals & Pharmaceuticals, Ltd......................................           6,451            21,942
   Orient Paper & Industries, Ltd...............................................           3,051             3,182
   Oriental Bank of Commerce....................................................           9,651            49,858
   Orissa Minerals Development Co., Ltd.........................................              22            15,812
   Pantaloon Retail India, Ltd..................................................           8,932            30,400
  *Patni Computer Systems, Ltd. ADR.............................................           5,245            96,875
   Peninsula Land, Ltd..........................................................          10,444             7,877
   Petronet LNG, Ltd............................................................          34,000           113,032
   Phoenix Mills, Ltd...........................................................           5,631            20,270
   Pidilite Industries, Ltd.....................................................          11,464            31,278
  *Pipavav Defence & Offshore Engineering Co., Ltd..............................          13,168            19,114
   Piramal Healthcare, Ltd......................................................          10,283            84,915
   Power Grid Corp. of India, Ltd...............................................          27,939            58,654
   PTC (India), Ltd.............................................................          36,592            36,084
   Punj Lloyd, Ltd..............................................................          25,367            27,037
   Punjab National Bank.........................................................           1,815            34,447
   Rajesh Exports, Ltd..........................................................          14,840            39,431


                                      1117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Ranbaxy Laboratories, Ltd....................................................          21,301   $       193,583
   Raymond, Ltd.................................................................           6,963            48,047
  *Redington India, Ltd.........................................................          20,402            32,371
   REI Agro, Ltd................................................................          41,063            12,107
   Reliance Capital, Ltd........................................................          14,667           106,367
   Reliance Communications, Ltd.................................................          88,130           175,871
   Reliance Energy, Ltd.........................................................           4,458            48,184
   Reliance Industries, Ltd.....................................................          68,163         1,121,530
  *Reliance Industries, Ltd. Sponsored GDR......................................           1,925            63,718
  *Reliance Power, Ltd..........................................................          63,713           130,397
   Rolta (India), Ltd...........................................................          21,070            33,667
   Ruchi Soya Industries, Ltd...................................................          16,055            30,848
   Rural Electrification Corp., Ltd.............................................          13,757            52,774
   S. Kumars Nationwide, Ltd....................................................          39,329            26,405
   Sadbhav Engineering, Ltd.....................................................           4,350            11,596
  *Satyam Computer Services, Ltd................................................          56,106            83,099
   Sesa Goa, Ltd................................................................          85,295           374,330
   Shipping Corp. of India, Ltd.................................................          26,115            34,624
   Shree Cement, Ltd............................................................           1,212            55,367
   Shree Renuka Sugars, Ltd.....................................................          66,795            51,270
   Shriram Transport Finance Co., Ltd...........................................           7,725            90,296
   Sintex Industries, Ltd.......................................................          35,352            57,431
   SKF (India), Ltd.............................................................           3,176            38,960
   Sobha Developers, Ltd........................................................           5,557            28,833
   South Indian Bank, Ltd.......................................................         100,340            46,768
   SRF, Ltd.....................................................................           8,369            45,940
   State Bank of Bikaner & Jaipur...............................................             887             6,523
   State Bank of India..........................................................           3,654           151,915
   Steel Authority of India, Ltd................................................          29,940            61,405
   Sterling Biotech, Ltd........................................................          11,381             3,238
   Sterlite Industries (India), Ltd.............................................          34,844            80,722
   Sterlite Industries (India), Ltd. ADR........................................          25,069           229,381
   Strides Arcolab, Ltd.........................................................           6,009            63,768
   Sun Pharmaceuticals Industries, Ltd..........................................           6,511            72,000
   Sun TV Network, Ltd..........................................................           7,669            47,289
   Supreme Industries, Ltd......................................................          13,945            49,535
  *Suzlon Energy, Ltd...........................................................         129,080            72,822
   Syndicate Bank...............................................................          33,071            64,217
   Tata Chemicals, Ltd..........................................................          10,942            75,226
   Tata Communications, Ltd. ADR................................................           5,100            46,818
   Tata Consultancy Services, Ltd...............................................           4,166            95,001
   Tata Investment Corp., Ltd...................................................           2,924            26,014
   Tata Motors, Ltd.............................................................         135,750           666,427
   Tata Power Co., Ltd..........................................................          18,450            38,678
   Tata Steel, Ltd..............................................................          31,610           287,599
   Tata Tea, Ltd................................................................          54,530           118,535
  *Tata Teleservices Maharashtra, Ltd...........................................          58,119            18,628
   Tech Mahindra, Ltd...........................................................           3,765            49,520
   Texmaco Rail & Engineering, Ltd..............................................          12,282            15,726
   Thomas Cook India, Ltd.......................................................          29,048            23,793
   Timken India, Ltd............................................................           1,690             6,604
   Titan Industries, Ltd........................................................           9,863            40,264
   Torrent Pharmaceuticals, Ltd.................................................           2,125            23,719
   Torrent Power, Ltd...........................................................          10,757            44,968
   Transport Corp.of India, Ltd.................................................             394               531
   Trent, Ltd...................................................................             536             9,501
  *Trent, Ltd. Series B.........................................................              22               378
   Triveni Turbine, Ltd.........................................................          41,519            32,748
   Tube Investments of India, Ltd...............................................          18,724            44,623
   Tulip IT Services, Ltd.......................................................          15,047            33,418
   TVS Motor Co., Ltd...........................................................          34,636            36,679


                                      1118

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   UCO Bank.....................................................................          28,541   $        39,562
   Ultratech Cement, Ltd........................................................           4,462           109,888
   Union Bank of India, Ltd.....................................................          29,326           135,665
  *Unitech, Ltd.................................................................         275,150           144,717
   United Phosphorus, Ltd.......................................................          47,856           142,482
   United Spirits, Ltd..........................................................          14,414           194,128
   Usha Martin, Ltd.............................................................          19,377            12,290
  *Vardhman Special Steels, Ltd.................................................             555               236
   Vardhman Textiles, Ltd.......................................................           2,777            10,959
   Videocon Industries, Ltd.....................................................          10,107            35,636
   Videsh Sanchar Nigam, Ltd....................................................           9,010            41,098
   Vijaya Bank, Ltd.............................................................           4,067             4,585
   Voltas, Ltd..................................................................          27,567            53,467
   Welspun Corp., Ltd...........................................................          15,250            35,477
   Wipro, Ltd...................................................................          15,238           127,199
   Yes Bank, Ltd................................................................          24,521           163,165
   Zee Entertainment Enterprises, Ltd...........................................          52,912           136,506
  *Zee Learn, Ltd...............................................................           5,044             1,464
   Zensar Technologies, Ltd.....................................................           4,461            15,592
                                                                                                   ---------------
TOTAL INDIA.....................................................................                        22,346,157
                                                                                                   ---------------

INDONESIA -- (0.9%)
   PT Adaro Energy Tbk..........................................................       1,542,000           313,004
   PT AKR Corporindo Tbk........................................................         357,000           144,678
  *PT Alam Sutera Realty Tbk....................................................       1,297,500            69,827
   PT Aneka Tambang Tbk.........................................................         714,500           149,137
   PT Asahimas Flat Glass Tbk...................................................          86,500            66,306
   PT Astra Agro Lestari Tbk....................................................          39,000            89,221
   PT Astra International Tbk...................................................          96,500           844,987
  *PT Bakrie & Brothers Tbk.....................................................       5,212,000            28,937
   PT Bakrie Sumatera Plantations Tbk...........................................       1,417,000            45,538
  *PT Bakrie Telecom Tbk........................................................       4,680,500           132,604
  *PT Bakrieland Development Tbk................................................       6,936,000           105,338
   PT Bank Bukopin Tbk..........................................................         612,000            42,049
   PT Bank Central Asia Tbk.....................................................         256,000           227,333
   PT Bank Danamon Indonesia Tbk................................................         560,263           281,413
   PT Bank Mandiri Tbk..........................................................         561,909           417,771
   PT Bank Negara Indonesia Persero Tbk.........................................         788,120           316,402
  *PT Bank Pan Indonesia Tbk....................................................       1,801,500           169,942
  *PT Bank Permata Tbk..........................................................           1,500               230
   PT Bank Rakyat Indonesia Persero Tbk.........................................         766,000           581,852
  *PT Bank Tabungan Pensiunan Nasional Tbk......................................          54,000            21,279
  *PT Barito Pacific Tbk........................................................         293,000            25,050
   PT Bayan Resources Tbk.......................................................          16,000            31,670
  *PT Berlian Laju Tanker Tbk...................................................         514,666            11,221
   PT Bhakti Investama Tbk......................................................       2,617,500            78,374
  *PT Bisi International Tbk....................................................         255,500            25,792
  *PT Bumi Resources Minerals Tbk...............................................          23,500             1,461
   PT Bumi Resources Tbk........................................................         840,500           237,578
  *PT Bumi Serpong Damai Tbk....................................................       1,024,000           119,470
  *PT BW Plantation Tbk.........................................................         436,500            60,630
  *PT Central Proteinaprima Tbk.................................................       4,938,500            29,115
  *PT Charoen Pokphand Indonesia Tbk............................................         659,000           182,817
   PT Ciputra Development Tbk...................................................       2,037,576           128,941
  *PT Citra Marga Nusaphala Persada Tbk.........................................         348,000            63,363
  *PT Darma Henwa Tbk...........................................................       3,062,000            28,510
  *PT Delta Dunia Makmur Tbk....................................................         451,000            32,983
  *PT Energi Mega Persada Tbk...................................................       6,952,500           151,749
   PT Gajah Tunggal Tbk.........................................................         246,000            79,068
   PT Global Mediacom Tbk.......................................................       1,018,500           125,535
   PT Gudang Garam Tbk..........................................................          50,000           316,391


                                      1119

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
   PT Hexindo Adiperkasa Tbk....................................................         108,000   $       115,154
   PT Holcim Indonesia Tbk......................................................         325,000            80,308
  *PT Indah Kiat Pulp & Paper Corp. Tbk.........................................         490,500            69,685
   PT Indika Energy Tbk.........................................................         271,000            73,666
   PT Indo Tambangraya Megah Tbk................................................          11,500            46,843
   PT Indocement Tunggal Prakarsa Tbk...........................................          91,500           172,159
   PT Indofood Sukses Makmur Tbk................................................         702,000           374,432
   PT Indosat Tbk ADR...........................................................           1,609            48,544
  *PT Inovisi Infracom Tbk......................................................           2,000             1,257
   PT Japfa Comfeed Indonesia Tbk...............................................         179,000            81,468
  *PT Jasa Marga Tbk............................................................         239,500           116,363
   PT Kalbe Farma Tbk...........................................................         426,000           166,796
  *PT Kawasan Industri Jababeka Tbk.............................................       2,352,500            47,995
   PT Lippo Karawaci Tbk........................................................       3,244,750           241,446
   PT Matahari Putra Prima Tbk..................................................         520,000            53,157
   PT Mayorah Indah Tbk.........................................................         107,000           168,764
   PT Medco Energi Internasional Tbk............................................         325,000            83,883
   PT Media Nusantara Citra Tbk.................................................         613,000            91,955
   PT Mitra Adiperkasa Tbk......................................................          60,500            38,284
  *PT Mitra International Resources Tbk.........................................         821,000            14,612
   PT Pabrik Kertas Tjiwi Kimia Tbk.............................................         156,500            36,504
  *PT Pakuwon Jati Tbk..........................................................         602,000            52,831
  *PT Panin Financial Tbk.......................................................       2,295,000            37,441
   PT Perusahaan Gas Negara Tbk.................................................         192,500            72,091
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........................         647,500           174,296
   PT Ramayana Lestari Sentosa Tbk..............................................         232,824            19,162
   PT Sampoerna Agro Tbk........................................................         136,000            47,542
   PT Semen Gresik Persero Tbk..................................................         133,500           167,593
  *PT Sentul City Tbk...........................................................       2,917,500            79,209
   PT Summarecon Agung Tbk......................................................       1,565,500           208,685
   PT Surya Citra Media Tbk.....................................................          75,000            77,418
  *PT Surya Semesta Internusa Tbk...............................................         600,500            59,948
   PT Tambang Batubara Bukit Asam Tbk...........................................          38,500            86,083
   PT Telekomunikasi Indonesia Tbk..............................................           7,000             5,336
   PT Telekomunikasi Indonesia Tbk Sponsored ADR................................           3,700           113,405
   PT Timah Tbk.................................................................         380,500            79,321
   PT Trada Maritime Tbk........................................................         441,000            47,018
  *PT Truba Alam Manunggal Engineering Tbk......................................       2,841,000            15,794
   PT Tunas Baru Lampung Tbk....................................................         326,500            21,703
   PT Tunas Ridean Tbk..........................................................         537,500            41,809
   PT Unilever Indonesia Tbk....................................................          34,000            73,946
   PT United Tractors Tbk.......................................................         188,924           594,624
   PT Vale Indonesia Tbk........................................................         514,500           228,436
   PT Wijaya Karya Tbk..........................................................         754,500            59,481
  *PT XL Axiata Tbk.............................................................         263,000           130,680
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                        10,394,693
                                                                                                   ---------------

IRELAND -- (0.4%)
  *Aer Lingus Group P.L.C.......................................................          17,870            20,411
  *Anglo Irish Bank Corp. P.L.C.................................................         114,377                --
   C&C Group P.L.C..............................................................          70,383           289,654
   CRH P.L.C....................................................................          31,891           633,687
   CRH P.L.C. Sponsored ADR.....................................................          53,322         1,062,707
   DCC P.L.C....................................................................          16,837           406,747
   Dragon Oil P.L.C.............................................................          37,679           309,149
  *Elan Corp. P.L.C.............................................................           9,558           129,719
  *Elan Corp. P.L.C. Sponsored ADR..............................................          23,010           313,166
   FBD Holdings P.L.C...........................................................           4,734            43,379
   Glanbia P.L.C................................................................           9,393            59,237
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...........................         418,851            62,924
   Governor & Co. of the Bank of Ireland P.L.C. Sponsored ADR (The).............             200             1,254


                                      1120

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
IRELAND -- (Continued)
   Grafton Group P.L.C..........................................................          31,048   $       109,225
  *Greencore Group P.L.C........................................................         114,479           107,338
   IFG Group P.L.C..............................................................           6,574             9,636
  *Independent News & Media P.L.C...............................................          28,356             8,165
   Irish Continental Group P.L.C................................................           1,248            24,013
  *Kenmare Resources P.L.C......................................................          77,286            59,179
   Kerry Group P.L.C. Series A..................................................          14,315           526,392
   Kingspan Group P.L.C.........................................................          24,479           229,459
   Paddy Power P.L.C............................................................           2,906           161,342
  *Smurfit Kappa Group P.L.C....................................................          20,652           173,269
   United Drug P.L.C............................................................          68,807           175,766
                                                                                                   ---------------
TOTAL IRELAND...................................................................                         4,915,818
                                                                                                   ---------------

ISRAEL -- (0.4%)
  *Africa Israel Investments, Ltd...............................................           9,451            33,070
  *Airport City, Ltd............................................................             978             4,206
  *Alon Holdings Blue Square Israel, Ltd........................................           1,974             7,876
  *AL-ROV Israel, Ltd...........................................................             855            18,478
  *Alvarion, Ltd................................................................          10,204            12,105
   Amot Investments, Ltd........................................................           1,641             4,132
  *AudioCodes, Ltd..............................................................           7,800            32,556
  *Azrieli Group, Ltd...........................................................           2,558            62,390
   Bank Hapoalim B.M............................................................         117,777           409,039
   Bank Leumi Le-Israel B.M.....................................................         117,544           381,868
   Bayside Land Corp............................................................              66            14,297
   Bezeq Israeli Telecommunication Corp., Ltd...................................          26,540            45,846
   Cellcom Israel, Ltd..........................................................           1,200            17,448
  *Ceragon Networks, Ltd........................................................           2,962            24,813
  *Clal Biotechnology Industries, Ltd...........................................           2,783            13,314
   Clal Industries & Investments, Ltd...........................................          10,044            48,787
   Clal Insurance Enterprises Holdings, Ltd.....................................           3,302            50,102
   Delek Automotive Systems, Ltd................................................           7,070            46,082
   DS Apex Holdings, Ltd........................................................           1,650             7,286
   Elbit Systems, Ltd...........................................................           2,065            85,879
   Elbit Systems, Ltd. ADR......................................................             900            37,125
  *Electra Real Estate, Ltd.....................................................               1                 3
   Electra, Ltd.................................................................             470            39,275
  *EZchip Semiconductor, Ltd. (6554998).........................................             586            19,206
  *EZchip Semiconductor, Ltd. (M4146Y108).......................................             313            10,229
  *First International Bank of Israel, Ltd......................................           5,521            54,973
   FMS Enterprises Migun, Ltd...................................................             863            12,433
   Formula Systems (1985), Ltd..................................................           2,025            31,559
   Frutarom Industries, Ltd.....................................................           8,502            76,201
  *Gilat Satellite Networks, Ltd................................................             700             2,835
  *Given Imaging, Ltd...........................................................           1,775            32,696
   Granite Hacarmel Investments, Ltd............................................           5,452             6,945
  *Hadera Paper, Ltd............................................................             219             9,106
   Harel Insurance Investments & Finances, Ltd..................................           2,057            76,776
  *Hot Telecommunications Systems, Ltd..........................................           7,045            86,477
  *Industrial Building Corp., Ltd...............................................           4,213             6,730
   Israel Chemicals, Ltd........................................................           8,774            91,577
  *Israel Discount Bank, Ltd. Series A..........................................         165,175           236,929
   Ituran Location & Control, Ltd...............................................           5,755            75,452
  *Jerusalem Oil Exploration, Ltd...............................................           1,858            32,716
  *Kamada, Ltd..................................................................           1,118             6,316
  *Kardan Yazamut...............................................................           6,911             1,182
   Matrix IT, Ltd...............................................................           3,013            15,321
   Melisron, Ltd................................................................           1,900            34,574
  *Mellanox Technologies, Ltd...................................................           4,035           146,118
  *Menorah Mivtachim Holdings, Ltd..............................................           6,823            52,170
   Migdal Insurance & Financial Holding, Ltd....................................          58,646            86,188


                                      1121

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Mizrahi Tefahot Bank, Ltd....................................................          15,377   $       134,108
  *Naphtha Israel Petroleum Corp., Ltd..........................................           1,415             5,061
   Neto Me Holdings, Ltd........................................................             279            11,354
  *NICE Systems, Ltd. Sponsored ADR.............................................           7,540           271,138
  *Nitsba Holdings (1995), Ltd..................................................           1,692            14,393
  *Oil Refineries, Ltd..........................................................         178,646           105,593
   Ormat Industries, Ltd........................................................          11,117            51,076
   Osem Investments, Ltd........................................................           3,323            50,448
   Partner Communications Co., Ltd..............................................           2,606            21,468
   Partner Communications Co., Ltd. ADR.........................................           1,600            13,104
   Paz Oil Co., Ltd.............................................................             608            81,067
   Phoenix Holdings, Ltd. (The).................................................          11,233            30,048
  *RADVision, Ltd...............................................................           2,224            17,992
  *Retalix, Ltd.................................................................           3,337            58,483
   Shikun & Binui, Ltd..........................................................          33,554            58,599
   Strauss Group, Ltd...........................................................           4,340            53,173
   Super-Sol, Ltd. Series B.....................................................           7,747            28,993
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR...........................          17,670           797,447
  *Tower Semiconductor, Ltd.....................................................          21,672            15,816
  *Union Bank of Israel, Ltd....................................................           3,607            11,122
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                         4,431,169
                                                                                                   ---------------
ITALY -- (1.6%)
   A2A SpA......................................................................          77,801            74,167
   ACEA SpA.....................................................................           8,786            54,493
   Acegas-APS SpA...............................................................           5,746            27,106
   Alerion Cleanpower SpA.......................................................           2,885            15,579
   Amplifon SpA.................................................................          20,340            91,661
   Ansaldo STS SpA..............................................................           3,769            36,611
   Arnoldo Mondadori Editore SpA................................................          24,039            43,722
   Ascopiave SpA................................................................           6,261            11,656
   Assicurazioni Generali SpA...................................................          51,694           807,977
   Astaldi SpA..................................................................          10,298            68,156
   Atlantia SpA.................................................................           5,591            87,130
   Autogrill SpA................................................................           8,470            92,956
   Azimut Holding SpA...........................................................          13,319           113,437
  #Banca Carige SpA.............................................................         106,423           210,555
   Banca Generali SpA...........................................................          10,206           114,849
  #Banca Monte Dei Paschi di Siena SpA..........................................         558,744           212,696
   Banca Piccolo Credito Valtellinese Scarl.....................................          51,777           143,925
   Banca Popolare dell'Emilia Romagna Scarl.....................................          46,875           352,979
  *Banca Popolare dell'Etruria e del Lazio Scarl................................          10,296            17,135
  *Banca Popolare di Milano Scarl...............................................         556,656           291,661
   Banca Popolare di Sondrio Scarl..............................................          54,507           453,828
   Banca Profilo SpA............................................................           4,046             1,580
   Banco di Desio e della Brianza SpA...........................................           7,525            28,593
  #Banco Popolare Scarl.........................................................         178,567           270,220
   BasicNet SpA.................................................................           9,483            24,444
  #Benetton Group SpA...........................................................           9,584            50,833
   Brembo SpA...................................................................           7,759            84,390
  *Brioschi Sviluppo Immobiliare SpA............................................         158,823            15,996
  *Buongiorno SpA...............................................................          19,467            26,573
  *Buzzi Unicem SpA.............................................................          17,976           191,484
   C.I.R. SpA - Compagnie Industriali Riunite...................................          64,552           102,866
   Caltagirone Editore SpA......................................................           4,600             5,628
  *Carraro SpA..................................................................           8,171            19,166
   Cementir Holding SpA.........................................................          16,325            36,493
   Credito Artigiano SpA........................................................          18,471            21,453
   Credito Bergamasco SpA.......................................................           1,348            34,190
   Credito Emiliano SpA.........................................................          14,750            61,016
   Danieli & Co. SpA............................................................           1,730            43,163


                                      1122

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Datalogic SpA................................................................           2,581   $        19,411
   Davide Campari - Milano SpA..................................................          36,106           240,766
   De Longhi SpA................................................................           5,495            54,234
  *DeA Capital SpA..............................................................          29,388            53,110
  *Delclima SpA.................................................................           5,495             3,809
   DiaSorin SpA.................................................................           2,217            67,289
  *EI Towers SpA................................................................           2,096            46,183
   Enel SpA.....................................................................         122,254           500,725
   Engineering Ingegneria Informatica SpA.......................................             937            27,614
   Eni SpA......................................................................          43,666           967,498
   Eni SpA Sponsored ADR........................................................          28,024         1,247,068
   ERG SpA......................................................................          10,977           125,633
   Esprinet SpA.................................................................           6,596            31,914
  *Eurotech SpA.................................................................          11,463            20,072
   Falck Renewables SpA.........................................................          11,517            11,661
  *Fiat Industrial SpA..........................................................          25,864           254,172
 #*Fiat SpA.....................................................................          80,713           485,767
  #Finmeccanica SpA.............................................................          78,778           355,527
 #*Fondiaria - Sai SpA..........................................................          26,734            24,823
  *Gemina SpA...................................................................          98,708            82,089
  #Geox SpA.....................................................................           5,423            18,031
   Gruppo Editoriale L'Espresso SpA.............................................          19,872            27,575
   Hera SpA.....................................................................          62,720            87,938
   Immsi SpA....................................................................          36,255            29,075
   Impregilo SpA................................................................          92,088           316,651
   Indesit Co. SpA..............................................................           2,959            17,084
   Industria Macchine Automatiche SpA...........................................           1,478            27,289
   Interpump Group SpA..........................................................          11,739            87,294
   Intesa Sanpaolo SpA..........................................................         631,331         1,209,225
   Intesa Sanpaolo SpA Sponsored ADR............................................             200             2,292
   Iren SpA.....................................................................          44,683            41,563
  #Italcementi SpA..............................................................          17,174           128,784
   Italmobiliare SpA............................................................           1,543            37,803
  *Juventus Football Club SpA...................................................         149,340            29,554
   KME Group SpA................................................................         131,121            52,935
   Landi Renzo SpA..............................................................           9,013            17,253
  *Lottomatica SpA..............................................................          11,013           184,720
   Luxottica Group SpA..........................................................           1,046            34,404
   Luxottica Group SpA Sponsored ADR............................................           2,300            75,716
  #Maire Tecnimont SpA..........................................................         105,175           105,154
   MARR SpA.....................................................................           3,171            32,942
  *Mediaset SpA.................................................................         121,131           358,673
   Mediobanca SpA...............................................................          93,022           547,811
   Mediolanum SpA...............................................................          29,726           127,818
 #*Milano Assicurazioni SpA.....................................................         164,071            50,606
   Nice SpA.....................................................................           1,842             6,001
   Parmalat SpA.................................................................         146,767           278,498
   Piaggio & C. SpA.............................................................          18,418            48,964
  *Pininfarina SpA..............................................................           2,797            11,218
   Pirelli & Co. SpA............................................................          31,874           295,409
  *Prelios SpA..................................................................         165,502            19,351
  *Premafin Finanziaria SpA.....................................................          62,392            19,674
   Prysmian SpA.................................................................          14,297           215,206
  *RCS MediaGroup SpA...........................................................           8,793             7,900
   Recordati SpA................................................................          15,638           124,025
   Reply SpA....................................................................             882            18,642
   Sabaf SpA....................................................................           1,349            22,852
  *Safilo Group SpA.............................................................           6,201            44,360
   Saipem SpA...................................................................           5,595           262,461
  *Saras SpA....................................................................          72,001            98,538
   Snam SpA.....................................................................          41,865           188,737


                                      1123

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Societa Cattolica di Assicurazioni Scrl......................................           7,392   $       143,185
   Societa Iniziative Autostradali e Servizi SpA................................           9,819            70,349
   Sogefi SpA...................................................................          11,540            32,388
   Sol SpA......................................................................          11,034            58,724
  *Sorin SpA....................................................................          55,777           101,345
  *Telecom Italia Media SpA.....................................................          35,176             7,393
   Telecom Italia SpA...........................................................         146,741           149,536
   Telecom Italia SpA Sponsored ADR.............................................          48,868           499,431
   Tenaris SA ADR...............................................................           8,006           314,316
   Terna Rete Elettrica Nazionale SpA...........................................          42,552           155,952
                      #*Tiscali SpA.............................................          91,625             4,267
  #Tod's SpA....................................................................             719            64,672
   Trevi Finanziaria SpA........................................................           3,901            29,912
   UniCredit SpA................................................................         238,032         1,187,236
  #Unione di Banche Italiane ScpA...............................................         166,924           768,353
 #*Unipol Gruppo Finanziario SpA................................................         166,942            41,727
   Vittoria Assicurazioni SpA...................................................           3,672            17,319
  *Yoox SpA.....................................................................           1,840            20,877
   Zignago Vetro SpA............................................................           1,242             7,627
                                                                                                   ---------------
TOTAL ITALY.....................................................................                        17,944,367
                                                                                                   ---------------

JAPAN -- (14.9%)
   77 Bank, Ltd. (The)..........................................................          70,000           323,139
  *A&D Co., Ltd.................................................................           5,400            17,970
   Accordia Golf Co., Ltd.......................................................             224           173,446
   Achilles Corp................................................................          26,000            38,265
   Adeka Corp...................................................................          19,100           190,295
  *Aderans Co., Ltd.............................................................           2,700            32,585
   Advantest Corp...............................................................           7,800            89,762
   Advantest Corp. ADR..........................................................           3,900            44,655
   Aeon Co., Ltd................................................................          36,200           478,063
   Aeon Delight Co., Ltd........................................................           1,500            30,844
   Aeon Fantasy Co., Ltd........................................................           3,700            64,541
   Aeon Mall Co., Ltd...........................................................           1,800            39,958
   Agrex, Inc...................................................................             600             5,962
   Ahresty Corp.................................................................           1,700             8,769
   Ai Holdings Corp.............................................................           8,200            35,463
   Aica Kogyo Co., Ltd..........................................................           7,700           107,910
   Aichi Bank, Ltd. (The).......................................................           1,400            85,018
   Aichi Corp...................................................................           8,300            37,772
   Aichi Machine Industry Co., Ltd..............................................          19,000            71,742
   Aichi Steel Corp.............................................................          21,000           115,060
   Aida Engineering, Ltd........................................................          17,800            88,074
   Ain Pharmaciez, Inc..........................................................           1,000            45,994
   Aiphone Co., Ltd.............................................................           2,500            50,251
   Air Water, Inc...............................................................           9,000           118,756
   Airport Facilities Co., Ltd..................................................          10,300            46,740
   Aisan Industry Co., Ltd......................................................           4,900            42,973
   Aisin Seiki Co., Ltd.........................................................           9,500           300,746
   Ajinomoto Co., Inc...........................................................          50,000           605,164
   Akebono Brake Industry Co., Ltd..............................................          13,200            66,845
   Akita Bank, Ltd. (The).......................................................          43,000           130,188
   Alconix Corp.................................................................           2,100            47,847
   Alfresa Holdings Corp........................................................           8,000           351,157
   All Nippon Airways Co., Ltd..................................................          20,000            58,388
   Allied Telesis Holdings K.K..................................................          38,200            36,672
  *Alpen Co., Ltd...............................................................           4,500            87,101
   Alpha Systems, Inc...........................................................             900            14,392
   Alpine Electronics, Inc......................................................          11,100           140,197
   Alps Electric Co., Ltd.......................................................          32,700           254,049
   Alps Logistics Co., Ltd......................................................           2,200            20,950


                                      1124

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Amada Co., Ltd...............................................................          71,000   $       492,153
   Amano Corp...................................................................          10,400            93,645
   Amuse, Inc...................................................................           2,600            34,534
   Anest Iwata Corp.............................................................           5,000            22,194
   Anritsu Corp.................................................................          18,000           215,040
   AOC Holdings, Inc............................................................          10,500            72,320
   AOI Electronic Co., Ltd......................................................           1,100            15,008
   AOKI Holdings, Inc...........................................................           4,000            64,600
   Aomori Bank, Ltd. (The)......................................................          40,000           125,832
   Aoyama Trading Co., Ltd......................................................          10,700           192,132
   Aozora Bank, Ltd.............................................................         101,000           281,692
   Arakawa Chemical Industries, Ltd.............................................           3,900            35,646
   Arc Land Sakamoto Co., Ltd...................................................           2,200            40,275
   Arcs Co., Ltd................................................................           4,600            89,893
   Ariake Japan Co., Ltd........................................................           2,200            42,925
   Arisawa Manufacturing Co., Ltd...............................................           7,000            26,390
   Arnest One Corp..............................................................           8,300            91,441
   As One Corp..................................................................           2,100            44,994
   Asahi Co., Ltd...............................................................           2,000            40,206
   Asahi Diamond Industrial Co., Ltd............................................           6,000            77,221
   Asahi Glass Co., Ltd.........................................................          50,000           407,857
   Asahi Group Holdings, Ltd....................................................          12,200           270,435
   Asahi Holdings, Inc..........................................................           3,100            65,478
   Asahi Kasei Corp.............................................................          72,000           456,999
   Asahi Organic Chemicals Industry Co., Ltd....................................          15,000            42,996
 #*Asahi TEC Corp...............................................................         153,000            64,340
   Asatsu-DK, Inc...............................................................           5,400           150,717
   Asax Co., Ltd................................................................               1             1,212
   Asics Corp...................................................................           5,000            56,835
   ASKA Pharmaceutical Co., Ltd.................................................           6,000            38,663
   ASKUL Corp...................................................................           2,000            31,732
   Astellas Pharma, Inc.........................................................           5,600           230,107
  *Atom Corp....................................................................             300             1,294
   Atsugi Co., Ltd..............................................................          29,000            37,378
   Autobacs Seven Co., Ltd......................................................           5,300           245,321
   Avex Group Holdings, Inc.....................................................           4,700            57,920
   Awa Bank, Ltd. (The).........................................................          40,000           271,579
   Bando Chemical Industries, Ltd...............................................          16,000            60,845
   Bank of Iwate, Ltd. (The)....................................................           3,000           137,310
   Bank of Kyoto, Ltd. (The)....................................................          34,000           293,756
   Bank of Nagoya, Ltd. (The)...................................................          27,000            94,940
   Bank of Okinawa, Ltd. (The)..................................................           3,600           156,107
   Bank of Saga, Ltd. (The).....................................................          25,000            63,842
   Bank of the Ryukyus, Ltd.....................................................           7,700            99,607
   Bank of Yokohama, Ltd. (The).................................................         124,000           575,869
   Belc Co., Ltd................................................................           1,500            24,413
   Belluna Co., Ltd.............................................................           5,950            47,658
   Benesse Holdings, Inc........................................................           1,200            55,928
  *Best Denki Co., Ltd..........................................................          13,000            33,167
   Bic Camera, Inc..............................................................              89            51,447
   BML, Inc.....................................................................           1,300            30,836
   Bookoff Corp.................................................................           3,500            31,950
   Bridgestone Corp.............................................................          20,600           471,350
   Brother Industries, Ltd......................................................          27,500           370,960
   Bunka Shutter Co., Ltd.......................................................          11,000            43,339
   CAC Corp.....................................................................           4,000            33,156
   Calsonic Kansei Corp.........................................................          15,000            94,190
   Canon Electronics, Inc.......................................................           2,800            71,444
   Canon Marketing Japan, Inc...................................................          11,400           139,788
   Canon, Inc. Sponsored ADR....................................................           9,399           402,747
   Capcom Co., Ltd..............................................................           1,600            35,556


                                      1125

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Casio Computer Co., Ltd......................................................          41,200   $       242,438
   Cawachi, Ltd.................................................................           1,800            38,334
   Central Glass Co., Ltd.......................................................          36,000           174,861
   Central Japan Railway Co., Ltd...............................................              20           172,169
   Central Security Patrols Co., Ltd............................................           2,100            22,426
   Century Tokyo Leasing Corp...................................................          10,100           206,651
   Chiba Bank, Ltd. (The).......................................................          79,000           491,612
  *Chiba Kogyo Bank, Ltd. (The).................................................           5,200            27,820
   Chino Corp...................................................................           1,000             2,810
   Chiyoda Co., Ltd.............................................................           4,900            92,267
  #Chiyoda Corp.................................................................          10,000           116,882
   Chiyoda Integre Co., Ltd.....................................................           3,700            45,699
   Chori Co., Ltd...............................................................          35,000            44,222
   Chubu Electric Power Co., Ltd................................................           9,300           171,334
   Chubu Shiryo Co., Ltd........................................................           6,000            39,575
   Chuetsu Pulp & Paper Co., Ltd................................................          20,000            38,872
   Chugai Pharmaceutical Co., Ltd...............................................           2,500            39,825
   Chugai Ro Co., Ltd...........................................................          14,000            51,059
   Chugoku Bank, Ltd. (The).....................................................          23,000           314,358
   Chugoku Electric Power Co., Ltd. (The).......................................           7,400           135,539
   Chugoku Marine Paints, Ltd...................................................          14,000            89,152
   Chukyo Bank, Ltd. (The)......................................................          19,000            52,961
   Chuo Denki Kogyo Co., Ltd....................................................           5,100            27,202
   Chuo Mitsui Trust Holdings, Inc..............................................         188,440           591,155
   Chuo Spring Co., Ltd.........................................................           4,000            14,813
   Circle K Sunkus Co., Ltd.....................................................           9,800           169,417
   Citizen Holdings Co., Ltd....................................................          50,300           305,890
   CKD Corp.....................................................................          11,200            86,752
   Cleanup Corp.................................................................           3,400            21,907
   CMIC Holdings Co., Ltd.......................................................           2,000            30,295
  *CMK Corp.....................................................................          11,500            41,566
   Coca-Cola Central Japan Co., Ltd.............................................           3,500            46,782
   Coca-Cola West Co., Ltd......................................................          12,000           206,699
   Cocokara fine, Inc...........................................................           4,300           113,073
  #Colowide Co., Ltd............................................................           6,000            46,815
   Computer Engineering & Consulting, Ltd.......................................           6,400            30,676
   COMSYS Holdings Corp.........................................................          21,400           239,688
   Corona Corp..................................................................           2,600            43,397
   Cosel Co., Ltd...............................................................           4,000            59,483
   Cosmo Oil Co., Ltd...........................................................         115,000           335,251
   Cosmos Pharmaceutical Corp...................................................           1,900            89,483
   Credit Saison Co., Ltd.......................................................          23,000           469,284
   Dai Nippon Printing Co., Ltd.................................................          64,000           690,193
   Dai Nippon Toryo, Ltd........................................................          11,000            14,757
   Daibiru Corp.................................................................           9,600            64,395
   Daicel Chemical Industries, Ltd..............................................          57,000           358,425
   Dai-Dan Co., Ltd.............................................................           9,000            65,320
   Daido Kogyo Co., Ltd.........................................................          11,553            21,895
   Daido Metal Co., Ltd.........................................................           5,000            57,786
   Daido Steel Co., Ltd.........................................................          25,000           164,111
   Daidoh, Ltd..................................................................           4,000            36,488
  *Daiei, Inc. (The)............................................................          17,950            64,457
   Daifuku Co., Ltd.............................................................          17,500            98,954
   Daihatsu Motor Co., Ltd......................................................           8,000           154,778
   Daihen Corp..................................................................          15,000            59,714
  *Daiichi Chuo K.K.............................................................          24,000            38,915
   Daiichi Jitsugyo Co., Ltd....................................................          12,000            58,047
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.......................................           1,100            51,828
   Daiichi Kogyo Seiyaku Co., Ltd...............................................           6,000            17,806
   Dai-ichi Life Insurance Co., Ltd. (The)......................................             129           135,429
   Daiichi Sankyo Co., Ltd......................................................           8,600           164,186


                                      1126

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Daiken Corp..................................................................          20,000   $        63,322
  #Daiki Aluminium Industry Co., Ltd............................................          10,000            40,541
   Daikin Industries, Ltd.......................................................           7,000           203,410
   Daikoku Denki Co., Ltd.......................................................           2,100            21,677
  *Daikyo, Inc..................................................................          44,000            98,463
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd......................          15,000            68,482
   Dainippon Screen Manufacturing Co., Ltd......................................          20,000           168,497
   Dainippon Sumitomo Pharma Co., Ltd...........................................          17,600           203,429
   Daio Paper Corp..............................................................          20,000           133,677
   Daisan Bank, Ltd. (The)......................................................          22,000            51,131
   Daiseki Co., Ltd.............................................................           4,700            85,316
   Daishi Bank, Ltd. (The)......................................................          56,000           188,195
   Daiso Co., Ltd...............................................................          15,000            49,837
   Daisyo Corp..................................................................           2,500            33,825
   Daito Bank, Ltd. (The).......................................................           9,000             8,030
   Daito Trust Construction Co., Ltd............................................           1,700           160,515
   Daiwa House Industry Co., Ltd................................................          46,000           581,908
   Daiwa Industries, Ltd........................................................           2,100            11,578
   Daiwa Securities Group, Inc..................................................         192,000           691,806
   Daiwabo Holdings Co., Ltd....................................................          26,000            65,121
   DCM Holdings Co., Ltd........................................................          16,000           126,064
   Dena Co., Ltd................................................................           1,500            38,057
   Denki Kagaku Kogyo K.K.......................................................          78,000           308,546
   Denki Kogyo Co., Ltd.........................................................          16,000            76,892
   Denso Corp...................................................................          16,200           482,524
   Dentsu, Inc..................................................................           3,900           130,468
   Denyo Co., Ltd...............................................................           5,400            73,146
   Descente, Ltd................................................................          11,000            56,184
   DIC Corp.....................................................................          74,000           139,390
   Disco Corp...................................................................           2,700           146,120
   Don Quijote Co., Ltd.........................................................           2,200            81,936
   Doshisha Co., Ltd............................................................           3,000            94,802
   Doutor Nichires Holdings Co., Ltd............................................           6,300            88,474
   Dowa Holdings Co., Ltd.......................................................          24,000           159,738
   DTS Corp.....................................................................           3,900            50,988
   Duskin Co., Ltd..............................................................           9,600           190,032
   Dydo Drinco, Inc.............................................................           1,600            65,396
   eAccess, Ltd.................................................................             403            91,884
   Eagle Industry Co., Ltd......................................................           6,000            52,480
   Earth Chemical Co., Ltd......................................................             200             7,527
   East Japan Railway Co........................................................           5,100           331,010
   Ebara Corp...................................................................          86,000           335,531
   Edion Corp...................................................................          12,900           101,350
   Ehime Bank, Ltd. (The).......................................................          33,000            97,370
  *Eidai Co., Ltd...............................................................           4,000            21,362
   Eighteenth Bank, Ltd. (The)..................................................          35,000           103,036
   Eiken Chemical Co., Ltd......................................................           1,600            22,094
   Eisai Co., Ltd...............................................................           2,100            87,047
   Eizo Nanao Corp..............................................................           2,900            62,217
   Electric Power Development Co., Ltd..........................................           3,000            79,798
  #Elematec Corp................................................................           2,800            50,807
 #*Elpida Memory, Inc...........................................................          51,200           217,518
  #Enplas Corp..................................................................           3,500            79,538
   EPS Corp.....................................................................              18            33,099
   ESPEC Corp...................................................................           5,900            40,689
   Excel Co., Ltd...............................................................           1,900            19,522
   Exedy Corp...................................................................           4,100           125,469
   Ezaki Glico Co., Ltd.........................................................           9,000           101,717
   F&A Aqua Holdings, Inc.......................................................           2,600            26,710
  *Faith, Inc...................................................................              50             6,144
   FamilyMart Co., Ltd..........................................................           1,400            56,792


                                      1127

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Fancl Corp...................................................................           5,900   $        80,374
   FANUC Corp...................................................................           1,300           218,878
   Fast Retailing Co., Ltd......................................................             400            79,728
   FCC Co., Ltd.................................................................           3,000            63,721
  *FDK Corp.....................................................................          21,000            22,648
   Felissimo Corp...............................................................             600             8,540
  *FIDEA Holdings Co., Ltd......................................................          15,300            42,313
   Foster Electric Co., Ltd.....................................................           4,700            62,284
   FP Corp......................................................................           1,000            66,826
   France Bed Holdings Co., Ltd.................................................          27,000            55,011
   F-Tech, Inc..................................................................             400             5,204
  *Fudo Tetra Corp..............................................................          19,500            41,962
   Fuji Co., Ltd................................................................           2,400            57,821
   Fuji Corp, Ltd...............................................................           4,000            21,114
   Fuji Electric Holdings Co., Ltd..............................................          64,000           169,533
   Fuji Electronics Co., Ltd....................................................           1,500            23,371
   Fuji Furukawa Engineering & Construction Co., Ltd............................           1,000             1,875
   Fuji Heavy Industries, Ltd...................................................          76,000           517,797
  *Fuji Kiko Co., Ltd...........................................................           4,000            11,031
   Fuji Oil Co., Ltd............................................................           8,400           117,981
   Fuji Seal International, Inc.................................................           4,300            78,727
   Fuji Soft, Inc...............................................................           4,400            85,601
   Fuji Television Network, Inc.................................................              61            94,514
   Fujibo Holdings, Inc.........................................................          13,000            27,723
   Fujicco Co., Ltd.............................................................           4,000            52,228
   FUJIFILM Holdings Corp.......................................................          30,300           719,945
   Fujikura Kasei Co., Ltd......................................................           5,300            26,987
  *Fujikura, Ltd................................................................          66,000           204,977
   Fujimi, Inc..................................................................           2,700            36,286
  *Fujimori Kogyo Co., Ltd......................................................           2,700            40,553
   Fujitec Co., Ltd.............................................................          13,000            87,344
   Fujitsu Frontech, Ltd........................................................           5,600            36,790
   Fujitsu General, Ltd.........................................................           7,000            39,536
   Fujitsu, Ltd.................................................................          71,500           382,719
   Fukuda Corp..................................................................           3,000            11,115
   Fukui Bank, Ltd. (The).......................................................          45,000           143,718
   Fukuoka Financial Group, Inc.................................................          82,400           352,566
   Fukushima Bank, Ltd..........................................................          12,000             8,077
   Fukusima Industries Corp.....................................................           1,100            14,340
   Fukuyama Transporting Co., Ltd...............................................          28,000           164,934
   Funai Consulting, Inc........................................................           3,700            25,873
   Funai Electric Co., Ltd......................................................           3,600            85,523
  *Furukawa Co., Ltd............................................................          73,000            69,187
   Furukawa Electric Co., Ltd...................................................         113,000           301,835
   Furukawa-Sky Aluminum Corp...................................................          18,000            48,562
   Furusato Industries, Ltd.....................................................           1,000             9,384
   Fuso Pharmaceutical Industries, Ltd..........................................          13,000            34,369
   Futaba Corp..................................................................           6,000            99,268
   Futaba Industrial Co., Ltd...................................................           5,800            34,953
   Fuyo General Lease Co., Ltd..................................................           3,100           114,035
   Gakken Holdings Co., Ltd.....................................................          21,000            45,534
   Gecoss Corp..................................................................           3,400            15,805
   Geo Holdings Corp............................................................              57            62,057
   Glory, Ltd...................................................................          11,100           241,654
   GMO Internet, Inc............................................................           7,900            31,729
   Godo Steel, Ltd..............................................................          15,000            39,921
   Goldcrest Co., Ltd...........................................................           3,510            60,842
   Goldwin, Inc.................................................................          13,000            68,333
 #*Gourmet Kineya Co., Ltd......................................................           3,000            17,458
  #GS Yuasa Corp................................................................          18,000           106,367
  *GSI Creos Corp...............................................................          29,000            42,338


                                      1128

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Gulliver International Co., Ltd..............................................             980   $        38,340
   Gun Ei Chemical Industry Co., Ltd............................................           2,000             5,252
   Gunma Bank, Ltd. (The).......................................................          79,000           431,324
   Gunze, Ltd...................................................................          29,000            89,296
   H.I.S. Co., Ltd..............................................................           3,500           101,348
   H2O Retailing Corp...........................................................          19,000           149,138
   Hachijuni Bank, Ltd. (The)...................................................          44,000           258,395
   Hakudo Co., Ltd..............................................................           2,800            29,968
   Hakuhodo DY Holdings, Inc....................................................           4,270           262,555
   Hakuto Co., Ltd..............................................................           5,400            54,936
   Hamakyorex Co., Ltd..........................................................             700            21,559
   Hamamatsu Photonics K.K......................................................           4,200           151,301
  *Hankyu Hanshin Holdings, Inc.................................................          85,000           381,731
   Hanwa Co., Ltd...............................................................          35,000           167,554
   Happinet Corp................................................................           5,000            46,113
   Harashin Narus Holdings Co., Ltd.............................................           2,200            38,327
  *Haseko Corp..................................................................          44,000            31,775
  *Hazama Corp..................................................................          33,800           101,154
   Heiwa Corp...................................................................           5,600           100,828
   Heiwa Real Estate Co., Ltd...................................................          30,500            70,931
   Heiwado Co., Ltd.............................................................           5,400            71,214
   Hibiya Engineering, Ltd......................................................           6,000            66,313
   Hiday Hidaka Corp............................................................           2,400            43,746
   Higashi-Nippon Bank, Ltd.....................................................          26,000            57,518
   Higo Bank, Ltd. (The)........................................................          34,000           198,406
   Hikari Tsushin, Inc..........................................................           4,000           103,925
   Hino Motors, Ltd.............................................................          13,000            83,649
   Hioki EE Corp................................................................             700            11,845
   Hirose Electric Co., Ltd.....................................................           1,000            96,250
   Hiroshima Bank, Ltd. (The)...................................................          90,000           423,846
   Hisaka Works, Ltd............................................................           5,000            55,584
   Hisamitsu Pharmaceutical Co., Inc............................................           1,000            43,387
  *Hitachi Cable, Ltd...........................................................          33,000            75,576
   Hitachi Capital Corp.........................................................          11,100           167,552
   Hitachi Chemical Co., Ltd....................................................           8,800           155,392
  #Hitachi Construction Machinery Co., Ltd......................................           9,200           182,333
   Hitachi High-Technologies Corp...............................................          12,800           281,415
   Hitachi Koki Co., Ltd........................................................           9,000            72,421
   Hitachi Kokusai Electric, Inc................................................          10,000            87,336
   Hitachi Medical Corp.........................................................           6,000            68,721
   Hitachi Metals, Ltd..........................................................          12,000           137,993
   Hitachi Tool Engineering, Ltd................................................           1,400            15,713
   Hitachi Transport System, Ltd................................................           8,500           144,836
   Hitachi Zosen Corp...........................................................         136,000           198,580
   Hitachi, Ltd. ADR............................................................          10,080           558,734
   Hodogaya Chemical Co., Ltd...................................................           8,000            24,597
   Hogy Medical Co., Ltd........................................................           2,000            85,447
   Hokkaido Electric Power Co., Inc.............................................           4,400            62,761
   Hokkaido Gas Co., Ltd........................................................           7,000            26,005
   Hokkan Holdings, Ltd.........................................................          15,000            46,529
   Hokko Chemical Industry Co., Ltd.............................................           7,000            21,701
   Hokkoku Bank, Ltd. (The).....................................................          47,000           187,426
   Hokuetsu Bank, Ltd. (The)....................................................          34,000            71,584
   Hokuetsu Kishu Paper Co., Ltd................................................          23,500           161,709
   Hokuhoku Financial Group, Inc................................................         193,000           386,583
   Hokuriku Electric Industry Co., Ltd..........................................          15,000            23,680
   Hokuriku Electric Power Co., Inc.............................................           3,800            73,834
   Hokuto Corp..................................................................           2,000            44,192
   Honda Motor Co., Ltd.........................................................          22,300           769,609
   Honda Motor Co., Ltd. Sponsored ADR..........................................          37,467         1,275,751
  #Honeys Co., Ltd..............................................................           1,400            23,777


                                      1129

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Horiba, Ltd..................................................................           3,600   $       115,156
   Horipro, Inc.................................................................             400             5,515
   Hoshizaki Electric Co., Ltd..................................................           4,100            94,653
   Hosiden Corp.................................................................           9,100            66,783
   Hosokawa Micron Corp.........................................................           5,000            25,934
   House Foods Corp.............................................................          11,700           218,151
  *Howa Machinery, Ltd..........................................................           5,000             4,676
   Hoya Corp....................................................................           5,800           123,286
   Hulic Co., Ltd...............................................................           7,400            88,411
   Hyakugo Bank, Ltd. (The).....................................................          47,000           199,329
   Hyakujishi Bank, Ltd. (The)..................................................          47,000           223,634
   Ibiden Co., Ltd..............................................................          11,000           224,492
   IBJ Leasing Co., Ltd.........................................................           3,700            92,957
   Ichibanya Co., Ltd...........................................................             500            14,790
   Ichikoh Industries, Ltd......................................................           6,000            10,802
   Ichiyoshi Securities Co., Ltd................................................           5,000            25,217
   Icom, Inc....................................................................           2,100            55,169
  *Idec Corp....................................................................           6,400            68,820
   Idemitsu Kosan Co., Ltd......................................................           2,600           281,878
   Ihara Chemical Industry Co., Ltd.............................................           6,000            23,672
   IHI Corp.....................................................................          88,000           231,732
   Iida Home Max Co., Ltd.......................................................           4,800            38,751
   Iino Kaiun Kaisha, Ltd.......................................................          12,700            61,170
   Imasen Electric Industrial Co., Ltd..........................................           3,000            37,126
   Imperial Hotel, Ltd..........................................................             550            13,542
   Inaba Denki Sangyo Co., Ltd..................................................           3,400           100,447
   Inaba Seisakusho Co., Ltd....................................................           3,500            42,625
   Inabata & Co., Ltd...........................................................          12,900            81,929
   Inageya Co., Ltd.............................................................           5,200            63,016
   Ines Corp....................................................................           8,100            59,515
   Information Services International-Dentsu, Ltd...............................           3,600            33,350
   Innotech Corp................................................................           2,100            15,174
   Inpex Corp...................................................................              91           622,584
   Intage, Inc..................................................................             100             1,991
   Internet Initiative Japan, Inc...............................................              20            68,767
   Inui Steamship Co., Ltd......................................................           6,000            25,675
   Ise Chemical Corp............................................................           3,000            17,451
  *Iseki & Co., Ltd.............................................................          37,000            84,636
   Isetan Mitsukoshi Holdings, Ltd..............................................          41,900           472,926
  *Ishihara Sangyo Kaisha, Ltd..................................................          36,000            43,614
   Isuzu Motors, Ltd............................................................          98,000           497,684
   IT Holdings Corp.............................................................          18,700           230,591
   ITC Networks Corp............................................................             200             1,328
   Ito En, Ltd..................................................................           1,700            28,948
   ITOCHU Corp..................................................................          48,600           529,224
   Itochu Enex Co., Ltd.........................................................           9,100            53,860
   Itochu Techno-Solutions Corp.................................................           3,500           162,451
   Itochu-Shokuhin Co., Ltd.....................................................             900            32,752
   Itoham Foods, Inc............................................................          30,000           119,905
   Itoki Corp...................................................................          10,000            24,480
   Iwai Cosmo Holdings, Inc.....................................................           2,200             7,567
  *Iwasaki Electric Co., Ltd....................................................          16,000            35,799
   Iwatani International Corp...................................................          25,000            86,642
   Iwatsu Electric Co., Ltd.....................................................          10,000            10,146
   Iyo Bank, Ltd. (The).........................................................          31,843           306,659
   Izumi Co., Ltd...............................................................           6,200           109,814
   Izumiya Co., Ltd.............................................................          13,000            65,732
   J. Front Retailing Co., Ltd..................................................          96,000           473,949
   Jalux, Inc...................................................................             800             8,147
  *Jamco Corp...................................................................           2,000            10,740
  *Janome Sewing Machine Co., Ltd...............................................          20,000            15,551


                                      1130

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Japan Airport Terminal Co., Ltd..............................................           9,100   $       126,280
   Japan Aviation Electronics Industry, Ltd.....................................          12,000            95,370
   Japan Cash Machine Co., Ltd..................................................           4,900            37,773
   Japan Digital Laboratory Co., Ltd............................................           4,100            45,305
   Japan Drilling Co., Ltd......................................................             800            26,143
   Japan Electronic Materials Corp..............................................           2,100            10,564
   Japan Petroleum Exploration Co., Ltd.........................................           1,900            84,271
   Japan Pulp & Paper Co., Ltd..................................................          13,000            49,081
   Japan Radio Co., Ltd.........................................................           9,000            25,470
   Japan Steel Works, Ltd. (The)................................................           8,000            64,807
   Japan Tobacco, Inc...........................................................              37           182,703
   Japan Transcity Corp.........................................................          15,000            53,865
   Japan Vilene Co., Ltd........................................................          10,000            44,830
   Japan Wool Textile Co., Ltd. (The)...........................................          13,000            97,738
   Jastec Co., Ltd..............................................................             200             1,214
   JBIS Holdings, Inc...........................................................           3,000            10,974
   Jeol, Ltd....................................................................          10,000            28,012
   JFE Holdings, Inc............................................................          26,000           464,498
   JFE Shoji Holdings, Inc......................................................          24,000           108,639
   JGC Corp.....................................................................           4,000           110,655
   Jidosha Buhin Kogyo Co., Ltd.................................................           3,000            16,552
   JMS Co., Ltd.................................................................           2,000             6,418
   J-Oil Mills, Inc.............................................................           9,000            26,392
   Joshin Denki Co., Ltd........................................................           5,000            56,144
   Joyo Bank, Ltd. (The)........................................................          72,000           319,453
   JS Group Corp................................................................          21,800           451,653
   JSP Corp.....................................................................           6,600           106,807
   JSR Corp.....................................................................           8,500           174,480
   JTEKT Corp...................................................................          21,900           234,906
  #Juki Corp....................................................................          31,000            73,563
   Juroku Bank, Ltd.............................................................          52,000           174,941
 #*JVC Kenwood Holdings, Inc....................................................          19,200            79,269
   JX Holdings, Inc.............................................................         165,868         1,005,844
   kabu.com Securities Co., Ltd.................................................           5,900            19,122
  #Kadokawa Holdings, Inc.......................................................           3,200           102,949
   Kaga Electronics Co., Ltd....................................................           5,000            55,943
   Kagome Co., Ltd..............................................................           2,800            56,234
   Kagoshima Bank, Ltd. (The)...................................................          25,000           173,069
   Kajima Corp..................................................................          86,000           291,237
   Kakaku.com, Inc..............................................................           2,200            71,457
   Kaken Pharmaceutical Co., Ltd................................................           9,000           118,758
   Kameda Seika Co., Ltd........................................................           2,100            42,628
   Kamei Corp...................................................................           7,000            79,851
   Kamigumi Co., Ltd............................................................          50,000           441,050
   Kanagawa Chuo Kotsu Co., Ltd.................................................           7,000            38,501
   Kanamoto Co., Ltd............................................................           8,000            75,130
   Kandenko Co., Ltd............................................................          19,000            99,497
   Kaneka Corp..................................................................          55,000           308,245
  *Kanematsu Corp...............................................................          29,000            31,291
   Kanematsu Electronics, Ltd...................................................           4,900            52,218
   Kansai Electric Power Co., Inc...............................................          12,500           201,646
   Kansai Paint Co., Ltd........................................................          27,000           255,449
   Kanto Denka Kogyo Co., Ltd...................................................          12,000            46,358
   Kanto Natural Gas Development Co., Ltd.......................................           6,000            32,855
   Kao Corp.....................................................................           3,000            79,079
  #Kappa Create Co., Ltd........................................................           1,450            35,164
   Kasai Kogyo Co., Ltd.........................................................           7,000            37,035
   Kasumi Co., Ltd..............................................................           8,000            54,565
   Katakura Industries Co., Ltd.................................................           4,600            42,843
   Kato Sangyo Co., Ltd.........................................................           3,600            72,805
   Kato Works Co., Ltd..........................................................          15,000            54,197


                                      1131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Kawai Musical Instruments Manufacturing Co., Ltd.............................          21,000   $        41,711
   Kawasaki Heavy Industries, Ltd...............................................          58,000           171,012
  #Kawasaki Kisen Kaisha, Ltd...................................................         134,000           254,223
   Kawasumi Laboratories, Inc...................................................           1,000             5,970
   KDDI Corp....................................................................              36           228,616
   Keihan Electric Railway Co., Ltd.............................................          10,000            49,722
   Keihanshin Building Co., Ltd.................................................           1,200             5,750
   Keihin Corp..................................................................           9,400           173,568
   Keikyu Corp..................................................................          14,000           128,603
   Keio Corp....................................................................          17,000           125,473
   Keisei Electric Railway Co., Ltd.............................................          22,000           166,017
   Keiyo Bank, Ltd. (The).......................................................          46,000           227,052
   Keiyo Co., Ltd...............................................................           6,000            41,427
  *Kenedix, Inc.................................................................             545            72,134
   Kewpie Corp..................................................................          13,400           198,727
   Key Coffee, Inc..............................................................           2,800            53,267
   Keyence Corp.................................................................             320            80,031
   Kikkoman Corp................................................................          23,000           267,275
   Kimoto Co., Ltd..............................................................           4,600            30,368
   Kinden Corp..................................................................          28,000           245,656
  *Kinki Sharyo Co., Ltd........................................................           6,000            19,276
  #Kintetsu Corp................................................................          47,000           189,311
   Kintetsu World Express, Inc..................................................           1,600            48,096
   Kirin Holdings Co., Ltd......................................................          28,940           356,098
   Kisoji Co., Ltd..............................................................           2,100            40,908
   Kissei Pharmaceutical Co., Ltd...............................................           6,700           138,722
   Kitagawa Iron Works Co., Ltd.................................................          27,000            52,554
   Kita-Nippon Bank, Ltd. (The).................................................           1,300            34,686
   Kitano Construction Corp.....................................................          11,000            26,850
   Kito Corp....................................................................              11             8,680
   Kitz Corp....................................................................          17,900            82,442
   Kiyo Holdings, Inc...........................................................         123,000           192,775
   Koa Corp.....................................................................           7,200            72,389
   Koatsu Gas Kogyo Co., Ltd....................................................           8,000            49,418
   Kobayashi Pharmaceutical Co., Ltd............................................           1,400            72,093
   Kobe Steel, Ltd..............................................................         287,000           472,031
   Kohnan Shoji Co., Ltd........................................................           6,600           102,760
   Kohsoku Corp.................................................................           2,200            19,091
   Koito Manufacturing Co., Ltd.................................................          11,000           177,796
   Kojima Co., Ltd..............................................................           8,800            59,433
   Kokuyo Co., Ltd..............................................................          16,000           114,814
  #KOMAIHALTEC, Inc.............................................................          12,000            46,590
   Komatsu Seiren Co., Ltd......................................................           9,000            42,253
   Komatsu Wall Industry Co., Ltd...............................................           2,800            30,535
   Komatsu, Ltd.................................................................           8,900           250,991
   Komeri Co., Ltd..............................................................           5,200           160,030
   Komori Corp..................................................................          14,700            95,898
  #Konaka Co., Ltd..............................................................           5,400            51,164
   Konami Corp. ADR.............................................................           1,900            50,198
   Konica Minolta Holdings, Inc.................................................          54,500           397,502
   Konishi Co., Ltd.............................................................           4,800            70,642
   Kose Corp....................................................................           3,400            84,014
   KRS Corp.....................................................................             200             2,245
   K's Holdings Corp............................................................           4,880           171,019
   Kubota Corp. Sponsored ADR...................................................           4,000           180,600
  *Kumagai Gumi Co., Ltd........................................................          39,000            44,018
   Kumiai Chemical Industry Co., Ltd............................................          14,000            58,762
   Kura Corp....................................................................             700             9,825
   Kurabo Industries, Ltd.......................................................          35,000            70,842
   Kuraray Co., Ltd.............................................................          28,000           407,786
   Kureha Corp..................................................................          25,000           120,820


                                      1132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Kurimoto, Ltd................................................................          31,000   $        76,181
   Kurita Water Industries, Ltd.................................................           2,000            54,483
   Kuroda Electric Co., Ltd.....................................................           5,100            54,605
   Kurosaki Harima Corp.........................................................          10,000            35,543
  #KYB Co., Ltd.................................................................          21,000           112,129
   Kyocera Corp.................................................................           1,066            91,087
   Kyocera Corp. Sponsored ADR..................................................           5,322           453,434
   Kyodo Printing Co., Ltd......................................................          17,000            47,592
   Kyodo Shiryo Co., Ltd........................................................          26,000            33,152
   Kyoei Steel, Ltd.............................................................           3,300            59,649
  #Kyokuto Kaihatsu Kogyo Co., Ltd..............................................           6,400            52,946
   Kyokuto Securities Co., Ltd..................................................           7,400            49,451
  #Kyokuyo Co., Ltd.............................................................          10,000            24,314
   KYORIN Holdings, Inc.........................................................           9,000           156,695
  #Kyoritsu Maintenance Co., Ltd................................................           2,400            44,797
   Kyosan Electric Manufacturing Co., Ltd.......................................          12,000            55,421
   Kyoto Kimono Yuzen Co., Ltd..................................................           1,300            16,243
   Kyowa Exeo Corp..............................................................          16,400           164,480
   Kyowa Hakko Kirin Co., Ltd...................................................          25,000           308,653
   Kyudenko Corp................................................................           8,000            50,467
   Kyushu Electric Power Co., Inc...............................................          10,500           151,057
 #*Laox Co., Ltd................................................................          19,000             9,489
   Lawson, Inc..................................................................             800            48,679
   LEC, Inc.....................................................................             300             4,480
 #*Leopalace21 Corp.............................................................          37,200            82,182
   Life Corp....................................................................           2,000            36,752
   Lintec Corp..................................................................           8,900           170,038
   Lion Corp....................................................................          14,000            84,344
  *M3, Inc......................................................................               9            38,929
   Mabuchi Motor Co., Ltd.......................................................           4,300           184,791
   Macnica, Inc.................................................................           2,900            68,681
   Macromill, Inc...............................................................           2,000            19,536
   Maeda Corp...................................................................          22,000            91,191
   Maeda Road Construction Co., Ltd.............................................          15,000           181,755
   Maezawa Kasei Industries Co., Ltd............................................           1,300            13,659
   Maezawa Kyuso Industries Co., Ltd............................................           2,600            36,390
   Makino Milling Machine Co., Ltd..............................................          24,000           167,390
   Makita Corp..................................................................           4,500           170,295
   Makita Corp. Sponsored ADR...................................................           5,012           189,403
   Mandom Corp..................................................................           3,000            78,375
   Mars Engineering Corp........................................................           2,700            49,940
   Marubeni Corp................................................................         115,000           795,329
   Marubun Corp.................................................................           1,800             8,868
   Marudai Food Co., Ltd........................................................          27,000            98,290
   Maruetsu, Inc. (The).........................................................           8,000            30,960
   Maruha Nichiro Holdings, Inc.................................................          53,000           101,866
   Marui Group Co., Ltd.........................................................          45,400           365,525
   Maruichi Steel Tube, Ltd.....................................................           9,000           210,353
   Marusan Securities Co., Ltd..................................................          11,900            41,742
   Maruwa Co., Ltd..............................................................           1,200            52,058
   Maruyama Manufacturing Co., Inc..............................................          14,000            33,822
  *Maruzen CHI Holdings Co., Ltd................................................           3,700             9,760
   Maruzen Showa Unyu Co., Ltd..................................................          13,000            44,443
   Matsuda Sangyo Co., Ltd......................................................           1,900            30,597
 #*Matsui Securities Co., Ltd...................................................          18,400            99,988
   Matsumotokiyoshi Holdings Co., Ltd...........................................           5,900           121,123
 #*Matsuya Co., Ltd.............................................................           2,000            12,059
   Matsuya Foods Co., Ltd.......................................................           3,000            63,687
   Max Co., Ltd.................................................................           6,000            75,371
   Maxvalu Tokai Co., Ltd.......................................................           1,600            24,019
 #*Mazda Motor Corp.............................................................         180,000           298,539


                                      1133

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Medipal Holdings Corp........................................................          30,400   $       331,898
   Megachips Corp...............................................................           1,900            29,114
   Megmilk Snow Brand Co., Ltd..................................................           6,800           134,388
   Meidensha Corp...............................................................          20,000            71,043
   Meiji Holdings Co., Ltd......................................................           6,887           301,637
   Meitec Corp..................................................................           1,500            30,087
   Meito Sangyo Co., Ltd........................................................           1,500            19,705
   Meiwa Estate Co., Ltd........................................................           2,200            10,595
   Meiwa Trading Co., Ltd.......................................................           1,000             3,852
   Melco Holdings, Inc..........................................................           1,500            38,058
   Michinoku Bank, Ltd. (The)...................................................          19,000            38,194
   Mie Bank, Ltd. (The).........................................................          16,000            37,922
   Mikuni Coca-Cola Bottling Co., Ltd...........................................           4,200            37,518
  *Milbon Co., Ltd..............................................................             330            10,105
   Mimasu Semiconductor Industry Co., Ltd.......................................           4,300            39,379
   Minato Bank, Ltd. (The)......................................................          36,000            70,412
  *Minebea Co., Ltd.............................................................          49,000           218,765
   Ministop Co., Ltd............................................................           2,700            50,243
   Miraca Holdings, Inc.........................................................           2,600            97,555
   Mirait Holdings Corp.........................................................          10,080            80,790
  *Misawa Homes Co., Ltd........................................................           5,900            51,654
   Misumi Group, Inc............................................................           2,500            58,408
   Mitani Corp..................................................................           2,100            27,970
   Mito Securities Co., Ltd.....................................................          13,000            17,277
  *Mitsuba Corp.................................................................           5,000            43,277
   Mitsubishi Chemical Holdings Corp............................................          79,500           447,440
   Mitsubishi Corp..............................................................          84,900         1,941,519
   Mitsubishi Electric Corp.....................................................          21,000           189,073
   Mitsubishi Estate Co., Ltd...................................................          11,000           176,085
   Mitsubishi Gas Chemical Co., Inc.............................................          46,000           260,267
   Mitsubishi Heavy Industries, Ltd.............................................         143,500           658,697
  *Mitsubishi Kakoki Kaisha, Ltd................................................          13,000            24,959
   Mitsubishi Logistics Corp....................................................          25,000           288,838
   Mitsubishi Materials Corp....................................................         106,000           331,830
  *Mitsubishi Motors Corp.......................................................         115,000           139,219
  *Mitsubishi Paper Mills, Ltd..................................................          29,000            29,384
   Mitsubishi Pencil Co., Ltd...................................................           3,400            60,235
   Mitsubishi Shokuhin Co., Ltd.................................................           2,100            59,645
   Mitsubishi Steel Manufacturing Co., Ltd......................................          25,000            77,604
   Mitsubishi Tanabe Pharma Corp................................................          13,200           186,545
   Mitsubishi UFJ Financial Group, Inc..........................................         339,100         1,566,778
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................         441,377         2,025,920
   Mitsuboshi Belting Co., Ltd..................................................           7,000            37,443
   Mitsui & Co., Ltd............................................................          24,500           416,485
   Mitsui & Co., Ltd. Sponsored ADR.............................................           2,651           901,340
   Mitsui Chemicals, Inc........................................................          95,000           301,055
   Mitsui Engineering & Shipbuilding Co., Ltd...................................         137,000           241,659
   Mitsui Fudosan Co., Ltd......................................................          35,000           577,590
   Mitsui High-Tec, Inc.........................................................           5,600            23,617
   Mitsui Home Co., Ltd.........................................................           9,000            47,618
   Mitsui Knowledge Industry Co., Ltd...........................................             221            43,455
   Mitsui Matsushima Co., Ltd...................................................          23,000            47,842
   Mitsui Mining & Smelting Co., Ltd............................................          99,000           270,825
   Mitsui O.S.K. Lines, Ltd.....................................................         130,000           492,541
   Mitsui Sugar Co., Ltd........................................................          17,000            58,430
   Mitsui-Soko Co., Ltd.........................................................          19,000            75,297
   Mitsumi Electric Co., Ltd....................................................          16,400           134,343
   Mitsuuroko Holdings Co., Ltd.................................................           3,800            24,697
   Miura Co., Ltd...............................................................           3,700           105,392
   Miyachi Corp.................................................................           1,900            16,462
   Miyazaki Bank, Ltd. (The)....................................................          29,000            76,310


                                      1134

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Miyoshi Oil & Fat Co., Ltd...................................................          18,000   $        24,838
   Mizuho Financial Group, Inc..................................................       1,360,455         2,060,264
   Mizuho Financial Group, Inc. ADR.............................................           5,047            15,141
   Mizuno Corp..................................................................          16,000            86,622
   Mochida Pharmaceutical Co., Ltd..............................................           6,000            68,094
   Modec, Inc...................................................................           1,300            23,275
   Monex Group, Inc.............................................................             309            49,550
   Mori Seiki Co., Ltd..........................................................          17,700           172,314
   Morinaga & Co., Ltd..........................................................          25,000            60,098
   Morinaga Milk Industry Co., Ltd..............................................          37,000           147,552
   Morita Holdings Corp.........................................................           9,000            55,149
   Mory Industries, Inc.........................................................           2,000             7,157
   MOS Food Services, Inc.......................................................           3,200            64,977
   Moshi Moshi Hotline, Inc.....................................................           4,200            38,663
   Mr Max Corp..................................................................           8,300            36,010
   MS&AD Insurance Group Holdings, Inc..........................................          34,613           711,430
   Murata Manufacturing Co., Ltd................................................           6,600           377,757
   Musashi Seimitsu Industry Co., Ltd...........................................           2,200            50,821
   Musashino Bank, Ltd..........................................................           6,700           225,985
  #Mutoh Holdings Co., Ltd......................................................           8,000            50,971
   Nabtesco Corp................................................................           7,500           159,958
   Nachi-Fujikoshi Corp.........................................................          10,000            49,829
   Nagaileben Co., Ltd..........................................................           4,800            70,381
   Nagano Bank, Ltd. (The)......................................................          15,000            32,602
   Nagase & Co., Ltd............................................................          21,700           251,893
   Nagatanien Co., Ltd..........................................................           3,000            34,514
   Nagoya Railroad Co., Ltd.....................................................          58,000           166,766
   Nakabayashi Co., Ltd.........................................................           1,000             2,500
   Nakamuraya Co., Ltd..........................................................           8,917            46,365
  *Nakayama Steel Works, Ltd....................................................          26,000            31,099
   Namco Bandai Holdings, Inc...................................................          18,800           268,072
   Nankai Electric Railway Co., Ltd.............................................          31,000           142,396
   Nanto Bank, Ltd. (The).......................................................          44,000           240,131
   NEC Capital Solutions, Ltd...................................................             800            13,409
  *NEC Corp.....................................................................         299,000           598,421
   NEC Fielding, Ltd............................................................           2,500            31,904
   NEC Mobiling, Ltd............................................................           2,800            97,928
   NEC Networks & System Integration Corp.......................................           5,600            81,843
   Net One Systems Co., Ltd.....................................................              46           117,299
   Neturen Co., Ltd.............................................................           5,400            45,908
   NGK Insulators, Ltd..........................................................          18,000           231,497
   NGK Spark Plug Co., Ltd......................................................          13,000           160,771
   NHK Spring Co., Ltd..........................................................          27,000           259,643
   Nice Holdings, Inc...........................................................          16,000            53,857
   Nichia Steel Works, Ltd......................................................           6,000            16,271
   Nichias Corp.................................................................          18,000           102,759
   Nichiban Co., Ltd............................................................           1,000             3,475
   Nichicon Corp................................................................           9,800            97,530
   Nichiden Corp................................................................             600            17,380
   Nichiha Corp.................................................................           5,100            57,213
   Nichii Gakkan Co.............................................................           8,600           104,027
   Nichirei Corp................................................................          48,000           236,075
   Nichireki Co., Ltd...........................................................           5,000            27,729
   Nidec Copal Corp.............................................................           2,600            28,365
   Nidec Copal Electronics Corp.................................................             500             2,986
   Nidec Corp...................................................................             700            66,420
   Nidec Corp. ADR..............................................................           4,317           103,349
   Nidec Sankyo Corp............................................................           6,000            40,639
   Nidec Tosok Corp.............................................................           2,200            26,417
   Nifco, Inc...................................................................           4,600           123,167
   NIFTY Corp...................................................................              13            15,903


                                      1135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nihon Dempa Kogyo Co., Ltd...................................................           4,400   $        53,386
   Nihon Eslead Corp............................................................           1,000             9,211
   Nihon Kohden Corp............................................................           3,700            87,992
   Nihon M&A Center, Inc........................................................               8            39,787
   Nihon Nohyaku Co., Ltd.......................................................           9,000            38,042
   Nihon Parkerizing Co., Ltd...................................................           9,000           119,353
   Nihon Shokuh Kako Co., Ltd...................................................           1,000             4,233
  *Nihon Trim Co., Ltd..........................................................             250             6,011
   Nihon Unisys, Ltd............................................................          10,400            67,293
   Nihon Yamamura Glass Co., Ltd................................................          19,000            51,735
   Nikkiso Co., Ltd.............................................................           8,000            71,627
   Nikko Co., Ltd...............................................................           2,000             8,490
   Nikon Corp...................................................................           2,700            66,208
   Nintendo Co., Ltd............................................................           1,500           203,710
   Nippo Corp...................................................................          13,000           145,224
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................          22,000            49,820
   Nippon Carbide Industries Co., Inc...........................................          16,000            24,817
   Nippon Carbon Co., Ltd.......................................................          14,000            40,357
   Nippon Ceramic Co., Ltd......................................................           3,800            69,731
   Nippon Chemical Industrial Co., Ltd..........................................          16,000            28,780
   Nippon Chemi-Con Corp........................................................          25,000            86,975
   Nippon Coke & Engineering Co., Ltd...........................................          48,000            71,326
   Nippon Concrete Industries Co., Ltd..........................................           8,000            29,831
   Nippon Denko Co., Ltd........................................................          14,000            67,980
   Nippon Densetsu Kogyo Co., Ltd...............................................           7,000            71,643
  *Nippon Electric Glass Co., Ltd...............................................          46,000           401,125
   Nippon Express Co., Ltd......................................................          98,000           393,297
   Nippon Fine Chemical Co., Ltd................................................             300             2,113
   Nippon Flour Mills Co., Ltd..................................................          26,000           119,042
  *Nippon Formula Feed Manufacturing Co., Ltd...................................          15,000            23,058
   Nippon Gas Co., Ltd..........................................................           3,600            58,162
   Nippon Kayaku Co., Ltd.......................................................          25,000           240,740
  *Nippon Kinzoku Co., Ltd......................................................          14,000            29,567
   Nippon Koei Co., Ltd.........................................................          18,000            67,832
   Nippon Konpo Unyu Soko Co., Ltd..............................................          10,200           107,354
  #Nippon Koshuha Steel Co., Ltd................................................          20,000            27,622
   Nippon Light Metal Co., Ltd..................................................         114,000           151,564
   Nippon Meat Packers, Inc.....................................................          23,000           292,785
  *Nippon Metal Industry Co., Ltd...............................................          15,000            14,402
   Nippon Paint Co., Ltd........................................................          23,000           170,078
   Nippon Paper Group, Inc......................................................          18,100           388,814
   Nippon Pillar Packing Co., Ltd...............................................           2,000            14,875
  *Nippon Piston Ring Co., Ltd..................................................           8,000            16,890
   Nippon Road Co., Ltd. (The)..................................................          23,000            98,370
   Nippon Seiki Co., Ltd........................................................           8,000            94,812
   Nippon Seisen Co., Ltd.......................................................           4,000            19,531
   Nippon Sharyo, Ltd...........................................................          11,000            47,328
   Nippon Sheet Glass Co., Ltd..................................................         183,000           370,075
   Nippon Shinyaku Co., Ltd.....................................................          11,000           129,625
   Nippon Shokubai Co., Ltd.....................................................          21,000           237,302
   Nippon Signal Co., Ltd.......................................................          10,300            64,795
   Nippon Soda Co., Ltd.........................................................          29,000           143,394
   Nippon Steel Corp............................................................         309,000           759,756
   Nippon Steel Trading Co., Ltd................................................          13,000            38,293
   Nippon Suisan Kaisha, Ltd....................................................          35,300           126,190
   Nippon Synthetic Chemical Industry Co., Ltd. (The)...........................          15,000            91,456
   Nippon Telegraph & Telephone Corp............................................             900            45,149
   Nippon Telegraph & Telephone Corp. ADR.......................................          12,740           318,882
   Nippon Television Network Corp...............................................             740           114,675
   Nippon Thompson Co., Ltd.....................................................          12,000            71,504
   Nippon Valqua Industries, Ltd................................................          16,000            44,838


                                      1136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  *Nippon Yakin Kogyo Co., Ltd..................................................          27,000   $        45,896
   Nippon Yusen K.K.............................................................         169,000           429,428
   Nippon Yusoki Co., Ltd.......................................................           7,000            19,874
  #Nipro Corp...................................................................          18,800           168,054
   Nishimatsu Construction Co., Ltd.............................................          52,000           114,893
   Nishimatsuya Chain Co., Ltd..................................................           8,400            68,391
   Nishi-Nippon Bank, Ltd.......................................................         140,000           411,109
   Nishi-Nippon Railroad Co., Ltd...............................................          23,000           114,643
   Nissan Chemical Industries, Ltd..............................................           6,100            61,062
   Nissan Motor Co., Ltd........................................................          87,500           828,914
   Nissan Shatai Co., Ltd.......................................................          14,000           145,858
   Nissei Corp..................................................................           2,900            25,565
   Nissen Holdings Co., Ltd.....................................................           4,600            21,102
  #Nissha Printing Co., Ltd.....................................................           6,100            81,237
   Nisshin Fudosan Co., Ltd.....................................................           4,400            26,484
   Nisshin Oillio Group, Ltd. (The).............................................          21,000            90,029
   Nisshin Seifun Group, Inc....................................................          19,000           230,372
   Nisshin Steel Co., Ltd.......................................................         143,000           222,032
   Nisshinbo Holdings, Inc......................................................          30,000           301,669
   Nissin Corp..................................................................          17,000            47,490
   Nissin Electric Co., Ltd.....................................................          13,000            86,698
   Nissin Foods Holdings Co., Ltd...............................................           1,600            60,976
   Nissin Kogyo Co., Ltd........................................................           6,600           101,668
  *Nissin Sugar Holdings Co., Ltd...............................................             900            18,432
   Nitori Holdings Co., Ltd.....................................................             400            36,787
  *Nitta Corp...................................................................           4,200            78,500
   Nittetsu Mining Co., Ltd.....................................................          13,000            59,223
   Nitto Boseki Co., Ltd........................................................          32,000           109,410
   Nitto Denko Corp.............................................................          12,500           444,818
   Nitto Kogyo Corp.............................................................           5,100            63,784
   Nitto Kohki Co., Ltd.........................................................           2,500            57,833
   NKSJ Holdings, Inc...........................................................          37,275           813,887
   Noevir Holdings Co., Ltd.....................................................           2,400            27,556
   NOF Corp.....................................................................          31,000           157,835
   Nohmi Bosai, Ltd.............................................................           4,000            26,561
   NOK Corp.....................................................................          17,100           320,374
   Nomura Co., Ltd..............................................................           3,000            10,430
   Nomura Holdings, Inc.........................................................         101,200           373,093
   Nomura Holdings, Inc. ADR....................................................         119,749           437,084
   Nomura Real Estate Holdings, Inc.............................................          13,500           210,202
   Nomura Research Institute, Ltd...............................................           1,800            41,056
   Noritake Co., Ltd............................................................          17,000            52,684
  *Noritsu Koki Co., Ltd........................................................           5,600            25,796
   Noritz Corp..................................................................           5,200            92,386
   NS Solutions Corp............................................................           3,400            67,166
  *NS United Kaiun Kaisha, Ltd..................................................          32,000            55,903
   NSD Co., Ltd.................................................................           5,400            47,103
   NSK, Ltd.....................................................................          45,000           335,253
   NTN Corp.....................................................................          66,000           272,308
   NTT Data Corp................................................................              38           124,901
   NTT DoCoMo, Inc..............................................................             270           480,125
  #NTT DoCoMo, Inc. Sponsored ADR...............................................           9,600           170,688
   Obara Corp...................................................................           2,400            30,075
   Obayashi Corp................................................................          74,000           356,944
   Obayashi Road Corp...........................................................          10,000            33,474
   Obic Business Consultants Co., Ltd...........................................             800            37,577
   Obic Co., Ltd................................................................             970           188,104
   Odakyu Electric Railway Co., Ltd.............................................          17,000           169,011
   Oenon Holdings, Inc..........................................................          13,000            31,274
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................          49,000           163,785
   Ohara, Inc...................................................................           4,100            44,032


                                      1137

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Ohashi Technica, Inc.........................................................             100   $           790
   Oiles Corp...................................................................           4,320            87,335
   Oita Bank, Ltd. (The)........................................................          36,000           107,082
   OJI Paper Co., Ltd...........................................................          81,000           417,002
   Okabe Co., Ltd...............................................................           9,000            50,651
   Okamoto Industries, Inc......................................................          13,000            50,616
   Okamura Corp.................................................................          13,000            96,601
   Okasan Securities Group, Inc.................................................          40,000           134,255
  *Oki Electric Industry Co., Ltd...............................................          69,000            66,323
   Okinawa Electric Power Co., Ltd..............................................           1,500            63,677
  *OKK Corp.....................................................................          21,000            31,799
   OKUMA Corp...................................................................          22,000           159,781
   Okumura Corp.................................................................          30,000           130,712
   Okura Industrial Co., Ltd....................................................           5,000            16,033
   Okuwa Co., Ltd...............................................................           4,000            56,740
   Olympic Corp.................................................................           1,500            15,953
   Olympus Corp.................................................................           3,000            50,688
   Omron Corp...................................................................          11,800           236,516
  #Ono Pharmaceutical Co., Ltd..................................................           3,100           173,829
   ONO Sokki Co., Ltd...........................................................           5,000            19,257
   Onoken Co., Ltd..............................................................           4,100            35,107
   Onward Holdings Co., Ltd.....................................................          28,000           227,295
   Optex Co., Ltd...............................................................           1,300            17,131
   Oracle Corp. Japan...........................................................           1,000            35,042
   Organo Corp..................................................................          12,000            93,984
   Oriental Land Co., Ltd.......................................................             800            85,124
   Origin Electric Co., Ltd.....................................................           6,000            20,644
   Osaka Gas Co., Ltd...........................................................          54,000           217,112
  #Osaka Organic Chemical Industry, Ltd.........................................           1,400             8,255
   Osaka Steel Co., Ltd.........................................................           3,300            61,107
   Osaka Titanium Technologies Co., Ltd.........................................           1,700            76,887
   Osaki Electric Co., Ltd......................................................           4,000            40,839
   OSG Corp.....................................................................           6,400            95,953
   Otsuka Corp..................................................................             600            43,057
   Oyo Corp.....................................................................           3,500            47,002
  #P.S. Mitsubishi Construction Co., Ltd........................................           5,200            34,098
   Pacific Industrial Co., Ltd..................................................          10,000            48,030
  *Pacific Metals Co., Ltd......................................................          26,000           146,286
   Pack Corp. (The).............................................................           2,600            39,137
   Pal Co., Ltd.................................................................           1,150            48,096
  *Paltac Corp..................................................................           3,650            47,705
   PanaHome Corp................................................................          15,000           108,996
   Panasonic Corp...............................................................          67,500           546,455
   Panasonic Corp. Sponsored ADR................................................          64,414           521,109
   Panasonic Electric Works Information Systems Co., Ltd........................           1,000            27,640
   Panasonic Electric Works SUNX Co., Ltd.......................................           5,800            30,810
  *Paramount Bed Holdings Co., Ltd..............................................           3,400            99,029
   Parco Co., Ltd...............................................................          10,700            87,919
   Paris Miki Holdings, Inc.....................................................           6,500            52,420
   Pasco Corp...................................................................           1,000             3,765
   Penta-Ocean Construction Co., Ltd............................................          37,000           132,934
   Pigeon Corp..................................................................           1,400            52,861
  *Pilot Corp...................................................................              29            57,574
   Piolax, Inc..................................................................           2,600            61,439
  *Pioneer Electronic Corp......................................................          21,300           102,034
   Plenus Co., Ltd..............................................................           3,300            57,732
   Point, Inc...................................................................             940            38,646
   Press Kogyo Co., Ltd.........................................................          20,000           101,458
   Prima Meat Packers, Ltd......................................................          27,000            48,978
   Pronexus, Inc................................................................           4,500            23,370
   Raito Kogyo Co., Ltd.........................................................           9,000            57,143


                                      1138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  *Renesas Electronics Corp.....................................................          33,600   $       213,400
   Rengo Co., Ltd...............................................................          39,000           277,320
   Resona Holdings, Inc.........................................................          25,200           112,640
   Resorttrust, Inc.............................................................           4,900            77,701
   Rhythm Watch Co., Ltd........................................................          18,000            34,053
   Ricoh Co., Ltd...............................................................          78,381           662,426
   Ricoh Leasing Co., Ltd.......................................................           2,600            61,775
   Riken Corp...................................................................          22,000            89,266
   Riken Keiki Co., Ltd.........................................................           3,000            23,753
   Riken Technos Corp...........................................................           1,000             2,934
   Riken Vitamin Co., Ltd.......................................................           1,500            48,437
  #Ringer Hut Co., Ltd..........................................................           2,600            36,579
   Rinnai Corp..................................................................           1,400            97,381
  *Riso Kagaku Corp.............................................................           2,880            43,890
   Rock Field Co., Ltd..........................................................           2,800            48,557
   Rohm Co., Ltd................................................................          11,000           545,183
   Rohto Pharmaceutical Co., Ltd................................................           9,000           110,008
   Roland Corp..................................................................           4,100            38,425
   Roland DG Corp...............................................................           1,400            16,114
   Round One Corp...............................................................          11,700            72,272
   Royal Holdings Co., Ltd......................................................           2,800            34,121
   Ryobi, Ltd...................................................................          22,000            83,664
   Ryoden Trading Co., Ltd......................................................           3,000            18,742
   Ryohin Keikaku Co., Ltd......................................................           2,500           124,875
   Ryosan Co., Ltd..............................................................           6,000           132,726
   Ryoyo Electro Corp...........................................................           4,900            56,782
   S Foods, Inc.................................................................           2,000            18,559
  *Sagami Chain Co., Ltd........................................................           5,000            35,360
   Saibu Gas Co., Ltd...........................................................          31,000            87,128
   Saizeriya Co., Ltd...........................................................           2,700            42,902
   Sakai Chemical Industry Co., Ltd.............................................          21,000            83,061
   Sakata INX Corp..............................................................          12,000            56,226
   Sakata Seed Corp.............................................................           5,500            77,982
   Sala Corp....................................................................           2,500            16,100
   San-A Co., Ltd...............................................................           1,500            60,888
   San-Ai Oil Co., Ltd..........................................................          11,000            52,148
   Sanden Corp..................................................................          25,000            82,945
   Sangetsu Co., Ltd............................................................           4,600           127,634
   San-in Godo Bank, Ltd. (The).................................................          30,000           227,064
 #*Sanix, Inc...................................................................          17,500            52,877
  #Sankei Building Co., Ltd.....................................................           9,200            89,263
   Sanken Electric Co., Ltd.....................................................          16,000            57,000
   Sanki Engineering Co., Ltd...................................................           5,000            27,152
   Sanko Metal Industrial Co., Ltd..............................................           4,000            13,065
   Sankyo Co., Ltd..............................................................           3,100           151,813
   Sankyo Seiko Co., Ltd........................................................           4,500            16,858
  *Sankyo-Tateyama Holdings, Inc................................................          65,000           122,341
   Sankyu, Inc..................................................................          49,000           189,062
   Sanoh Industrial Co., Ltd....................................................           6,500            48,327
  #Sanrio Co., Ltd..............................................................           2,200            98,761
   Sanshin Electronics Co., Ltd.................................................           7,000            59,358
   Santen Pharmaceutical Co., Ltd...............................................           3,100           127,274
   Sanwa Holdings Corp..........................................................          52,000           169,957
   Sanyo Chemical Industries, Ltd...............................................          16,000           106,841
   Sanyo Denki Co., Ltd.........................................................          10,000            59,318
   Sanyo Shokai, Ltd............................................................          14,000            34,953
   Sanyo Special Steel Co., Ltd.................................................          23,000           129,463
   Sapporo Hokuyo Holdings, Inc.................................................          57,700           208,226
   Sapporo Holdings, Ltd........................................................          48,000           185,691
   Sasebo Heavy Industries Co., Ltd.............................................          21,000            37,879
   Sato Holdings Corp...........................................................           3,900            50,016


                                      1139

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Satori Electric Co., Ltd.....................................................           2,700   $        17,382
   Sawai Pharmaceutical Co., Ltd................................................             400            43,078
   Saxa Holdings, Inc...........................................................           6,000            13,118
   SBI Holdings, Inc............................................................           4,843           366,354
   Scroll Corp..................................................................           8,200            32,473
   SCSK Corp....................................................................           4,900            82,318
   Secom Co., Ltd...............................................................           1,200            56,226
   Sega Sammy Holdings, Inc.....................................................          11,200           243,567
   Seika Corp...................................................................          16,000            45,955
   Seikagaku Corp...............................................................           4,100            46,500
   Seiko Epson Corp.............................................................          22,700           289,737
   Seiko Holdings Corp..........................................................          16,000            34,313
   Seino Holdings Co., Ltd......................................................          31,000           237,489
   Seiren Co., Ltd..............................................................           8,600            50,742
   Sekisui Chemical Co., Ltd....................................................          33,000           289,725
   Sekisui House, Ltd...........................................................          68,000           639,434
   Sekisui Jushi Co., Ltd.......................................................           7,000            71,266
   Sekisui Plastics Co., Ltd....................................................          13,000            49,376
   Senko Co., Ltd...............................................................          14,000            57,191
   Senshu Electric Co., Ltd.....................................................           1,300            16,592
   Senshu Ikeda Holdings, Inc...................................................          89,700           135,677
   Senshukai Co., Ltd...........................................................           6,400            43,041
   Seven & I Holdings Co., Ltd..................................................          22,300           629,431
   Sharp Corp...................................................................          63,000           543,381
   Shibaura Mechatronics Corp...................................................          11,000            30,317
   Shibusawa Warehouse Co., Ltd.................................................           8,000            25,658
   Shibuya Kogyo Co., Ltd.......................................................             600             6,925
   Shiga Bank, Ltd..............................................................          46,000           311,434
   Shikibo, Ltd.................................................................          29,000            43,851
   Shikoku Bank, Ltd............................................................          35,000           139,286
   Shikoku Chemicals Corp.......................................................          11,000            61,785
   Shikoku Electric Power Co., Inc..............................................           4,900           142,125
   Shima Seiki Manufacturing Co., Ltd...........................................           5,300            95,926
   Shimachu Co., Ltd............................................................           8,900           212,041
   Shimadzu Corp................................................................          21,000           183,504
   Shimamura Co., Ltd...........................................................             300            31,049
   Shimano, Inc.................................................................           1,300            63,980
   Shimizu Bank, Ltd............................................................           1,800            74,220
   Shimizu Corp.................................................................          57,000           260,655
   Shimojima Co., Ltd...........................................................             700             9,643
   Shin Nippon Air Technologies Co., Ltd........................................           3,500            20,116
   Shinagawa Refractories Co., Ltd..............................................          17,000            53,505
   Shindengen Electric Manufacturing Co., Ltd...................................          22,000           105,238
   Shin-Etsu Chemical Co., Ltd..................................................           6,000           312,457
   Shin-Etsu Polymer Co., Ltd...................................................           9,200            42,403
   Shinkawa, Ltd................................................................           3,500            18,534
   Shin-Keisei Electric Railway Co., Ltd........................................           7,000            32,235
  #Shinko Electric Industries Co., Ltd..........................................          13,600           100,895
   Shinko Plantech Co., Ltd.....................................................           6,600            54,469
   Shinko Shoji Co., Ltd........................................................           5,300            45,478
   Shinmaywa Industries, Ltd....................................................          15,000            72,300
   Shinnihon Corp...............................................................           4,500            13,931
   Shinsei Bank, Ltd............................................................         137,000           154,880
   Shinsho Corp.................................................................           8,000            20,011
   Shionogi & Co., Ltd..........................................................          19,900           265,958
   Ship Healthcare Holdings, Inc................................................           6,800           148,428
   Shiroki Corp.................................................................          13,000            37,235
   Shiseido Co., Ltd............................................................           3,600            66,266
   Shizuoka Bank, Ltd...........................................................          60,000           617,282
   Shizuoka Gas Co., Ltd........................................................          11,000            73,796
   SHO-BOND Corp................................................................           2,100            53,253


                                      1140

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Shochiku Co., Ltd............................................................           9,000   $        92,620
   Shoko Co., Ltd...............................................................           5,000             8,736
  *Showa Corp...................................................................          12,200            80,008
   Showa Denko K.K..............................................................         168,000           367,213
   Showa Sangyo Co., Ltd........................................................          18,000            57,450
   Showa Shell Sekiyu K.K.......................................................          37,100           254,800
   Siix Corp....................................................................           4,500            56,152
   Sinanen Co., Ltd.............................................................          10,000            45,270
   Sinfonia Technology Co., Ltd.................................................          13,000            30,260
   Sintokogio, Ltd..............................................................           5,600            52,434
   SKY Perfect JSAT Holdings, Inc...............................................             325           168,201
   SMC Corp.....................................................................             700           121,594
   SMK Corp.....................................................................          14,000            46,429
   SNT Corp.....................................................................           8,100            37,483
   Soda Nikka Co., Ltd..........................................................           3,000            13,692
   Sodick Co., Ltd..............................................................          11,700            59,775
   Softbank Corp................................................................           8,100           226,361
   Sogo Medical Co., Ltd........................................................           1,300            43,407
   Sohgo Security Services Co., Ltd.............................................          10,800           120,612
   Sojitz Corp..................................................................         247,500           427,438
   So-net Entertainment Corp....................................................              15            57,537
   Sony Corp....................................................................           9,500           173,693
  #Sony Corp. Sponsored ADR.....................................................          52,202           951,120
   Sony Financial Holdings, Inc.................................................           2,600            43,346
   Sotetsu Holdings, Inc........................................................          48,000           155,096
   Square Enix Holdings Co., Ltd................................................           8,100           163,596
   SRA Holdings, Inc............................................................             100             1,085
   SRI Sports, Ltd..............................................................           3,300            36,381
   St. Marc Holdings Co., Ltd...................................................           2,200            86,207
   Stanley Electric Co., Ltd....................................................          18,100           278,261
   Star Micronics Co., Ltd......................................................           8,400            80,993
   Starzen Co., Ltd.............................................................           5,000            16,229
   Stella Chemifa Corp..........................................................             900            26,025
   Sugi Holdings Co., Ltd.......................................................           1,400            39,103
  *Sumco Corp...................................................................          21,700           186,204
   Sumikin Bussan Corp..........................................................          19,000            53,595
   Suminoe Textile Co., Ltd.....................................................          13,000            26,452
   Sumitomo Bakelite Co., Ltd...................................................          32,000           186,713
   Sumitomo Chemical Co., Ltd...................................................         121,355           489,791
   Sumitomo Corp................................................................          74,000         1,066,604
   Sumitomo Densetsu Co., Ltd...................................................           1,600            10,737
   Sumitomo Electric Industries, Ltd............................................          50,800           613,739
   Sumitomo Forestry Co., Ltd...................................................          24,100           216,224
   Sumitomo Heavy Industries, Ltd...............................................          68,000           436,493
  *Sumitomo Light Metal Industries, Ltd.........................................          98,000            97,976
   Sumitomo Metal Industries, Ltd...............................................         132,000           236,257
   Sumitomo Metal Mining Co., Ltd...............................................          42,000           606,529
 #*Sumitomo Mitsui Construction Co., Ltd........................................          23,700            27,328
   Sumitomo Mitsui Financial Group, Inc.........................................          81,683         2,612,246
   Sumitomo Osaka Cement Co., Ltd...............................................          76,000           235,274
   Sumitomo Pipe & Tube Co., Ltd................................................           7,300            62,141
   Sumitomo Precision Products Co., Ltd.........................................           7,000            45,598
   Sumitomo Real Estate Sales Co., Ltd..........................................           1,100            45,922
   Sumitomo Realty & Development Co., Ltd.......................................           5,000            95,287
   Sumitomo Rubber Industries, Ltd..............................................           8,500           101,431
   Sumitomo Seika Chemicals Co., Ltd............................................          14,000            63,707
   Sumitomo Warehouse Co., Ltd..................................................          30,000           147,451
   Sundrug Co., Ltd.............................................................           1,600            47,472
   Sun-Wa Technos Corp..........................................................           3,400            34,440
   Suruga Bank, Ltd.............................................................          37,000           329,763
   Suzuken Co., Ltd.............................................................          13,600           397,581


                                      1141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Suzuki Motor Corp............................................................          14,900   $       340,548
  *SWCC Showa Holdings Co., Ltd.................................................          45,000            47,365
  *SxL Corp.....................................................................           4,000             9,287
   Sysmex Corp..................................................................           2,200            72,784
   Systena Corp.................................................................              24            16,428
   T&D Holdings, Inc............................................................          66,200           675,076
   T. Hasegawa Co., Ltd.........................................................           2,900            46,133
   T. RAD Co., Ltd..............................................................          14,000            53,722
   Tachibana Eletech Co., Ltd...................................................           2,600            23,278
   Tachi-S Co., Ltd.............................................................           4,800            92,101
   Tact Home Co., Ltd...........................................................              22            19,145
   Tadano, Ltd..................................................................          18,000           123,525
   Taihei Dengyo Kaisha, Ltd....................................................           6,000            47,996
   Taihei Kogyo Co., Ltd........................................................           5,000            28,065
   Taiheiyo Cement Corp.........................................................         119,000           261,315
   Taiho Kogyo Co., Ltd.........................................................           3,000            28,194
   Taikisha, Ltd................................................................           5,600           125,570
   Taiko Bank, Ltd. (The).......................................................           1,000             3,358
   Taisei Corp..................................................................         160,000           443,288
   Taisei Lamick Co., Ltd.......................................................           1,100            36,094
  *Taisho Pharmaceutical Holdings Co., Ltd......................................           1,500           131,855
   Taiyo Nippon Sanso Corp......................................................          13,000            90,832
   Taiyo Yuden Co., Ltd.........................................................          23,200           209,649
   Takachiho Koheki Co., Ltd....................................................           1,800            20,806
   Takamatsu Construction Group Co., Ltd........................................           2,600            43,635
   Takano Co., Ltd..............................................................             600             3,537
  #Takaoka Electric Manufacturing Co., Ltd......................................          12,000            37,470
   Takara Holdings, Inc.........................................................          32,000           208,473
  *Takara Leben Co., Ltd........................................................           8,300            49,528
   Takara Printing Co., Ltd.....................................................           3,100            23,354
   Takara Standard Co., Ltd.....................................................          17,000           136,634
   Takasago International Corp..................................................          13,000            62,407
   Takasago Thermal Engineering Co., Ltd........................................          11,000            91,475
   Takashimaya Co., Ltd.........................................................          55,000           428,462
   Takata Corp..................................................................           5,100           116,431
   Take & Give Needs Co., Ltd...................................................              16             1,203
   Takeda Pharmaceutical Co., Ltd...............................................           8,300           360,840
   Takihyo Co., Ltd.............................................................           5,000            29,494
   Takiron Co., Ltd.............................................................          10,000            34,593
   Takisawa Machine Tool Co., Ltd...............................................          14,000            20,997
  *Takuma Co., Ltd..............................................................           7,000            35,105
   Tamron Co., Ltd..............................................................           3,900           104,944
   Tamura Corp..................................................................          13,000            37,100
   Tatsuta Electric Wire & Cable Co., Ltd.......................................          15,000            70,654
   Tayca Corp...................................................................           5,000            19,999
   TBK Co., Ltd.................................................................           1,000             5,065
   TDK Corp.....................................................................           4,300           205,366
   TDK Corp. Sponsored ADR......................................................           7,012           322,692
   Tecmo Koei Holdings Co., Ltd.................................................           8,050            65,684
   Teijin, Ltd..................................................................         105,000           341,132
   Teikoku Electric Manufacturing Co., Ltd......................................           1,300            24,196
   Teikoku Sen-I Co., Ltd.......................................................           6,000            38,005
   Tekken Corp..................................................................          24,000            36,912
  #Temp Holdings Co., Ltd.......................................................           3,200            31,318
   Terumo Corp..................................................................           1,100            52,825
   THK Co., Ltd.................................................................          12,500           269,415
   TKC Corp.....................................................................           2,900            61,654
   TOA Corp.....................................................................          27,000            59,351
   TOA ROAD Corp................................................................           4,000            12,038
   Toagosei Co., Ltd............................................................          41,000           172,103
   Tobu Railway Co., Ltd........................................................          29,000           152,074


                                      1142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Tobu Store Co., Ltd..........................................................          10,000   $        36,519
   TOC Co., Ltd.................................................................          17,300            86,828
   Tocalo Co., Ltd..............................................................           2,800            63,336
   Tochigi Bank, Ltd............................................................          22,000            79,939
   Toda Corp....................................................................          35,000           139,371
   Toda Kogyo Corp..............................................................           6,000            55,875
   Toei Co., Ltd................................................................          11,000            52,510
   Toenec Corp..................................................................           7,000            40,712
   Toho Bank, Ltd...............................................................          35,000           113,553
   Toho Co., Ltd./Kobe..........................................................           4,000            16,409
   Toho Co., Ltd./Tokyo.........................................................           5,200            90,571
   Toho Gas Co., Ltd............................................................          25,000           162,274
   Toho Holdings Co., Ltd.......................................................           9,500           155,295
   Toho Real Estate Co., Ltd....................................................           2,100            12,274
   Toho Titanium Co., Ltd.......................................................           2,800            47,872
   Toho Zinc Co., Ltd...........................................................          22,000            90,839
   Tohoku Bank, Ltd. (The)......................................................          12,000            21,138
   Tohuku Electric Power Co., Inc...............................................          11,000           103,728
   Tokai Carbon Co., Ltd........................................................          35,000           191,025
   Tokai Rika Co., Ltd..........................................................          10,600           178,027
   Tokai Rubber Industries, Ltd.................................................           7,600            87,741
   Tokai Tokyo Financial Holdings, Inc..........................................          44,000           134,056
  *Token Corp...................................................................           1,300            47,320
   Tokio Marine Holdings, Inc...................................................          42,800         1,074,459
   Tokio Marine Holdings, Inc. ADR..............................................           1,000            24,980
  #Toko Electric Corp...........................................................           4,000            17,996
 #*Toko, Inc....................................................................          22,000            46,415
   Tokushu Tokai Paper Co., Ltd.................................................          22,000            51,702
  *Tokuyama Corp................................................................          56,000           193,626
   Tokyo Broadcasting System, Inc...............................................           8,600           115,957
 #*Tokyo Dome Corp..............................................................          35,000            95,599
  *Tokyo Electric Power Co., Ltd................................................          17,188            47,373
   Tokyo Electron, Ltd..........................................................           8,300           473,145
   Tokyo Energy & Systems, Inc..................................................           6,000            38,730
   Tokyo Gas Co., Ltd...........................................................          35,000           161,933
   TOKYO KEIKI, Inc.............................................................          12,000            26,118
   Tokyo Ohka Kogyo Co., Ltd....................................................           7,500           164,222
   Tokyo Rakutenchi Co., Ltd....................................................           7,000            26,077
   Tokyo Rope Manufacturing Co., Ltd............................................          21,000            52,778
   Tokyo Sangyo Co., Ltd........................................................           4,000            13,689
   Tokyo Seimitsu Co., Ltd......................................................           4,700            94,630
   Tokyo Steel Manufacturing Co., Ltd...........................................          20,100           151,471
  *Tokyo Tatemono Co., Ltd......................................................          83,000           304,274
   Tokyo Tekko Co., Ltd.........................................................          12,000            52,847
  #Tokyo Theatres Co., Inc......................................................          21,000            30,858
   Tokyo Tomin Bank, Ltd........................................................           7,826           100,953
   Tokyotokeiba Co., Ltd........................................................          31,000            45,246
   Tokyu Community Corp.........................................................           2,000            64,935
   Tokyu Construction Co., Ltd..................................................           9,520            26,597
   Tokyu Corp...................................................................          33,000           162,604
   Tokyu Land Corp..............................................................          88,000           366,629
   Tokyu Livable, Inc...........................................................           3,500            28,203
   Tomato Bank, Ltd.............................................................           6,000            10,572
   Tomen Devices Corp...........................................................             100             2,467
   Tomen Electronics Corp.......................................................           1,700            22,435
   Tomoe Corp...................................................................           9,500            35,984
   Tomoe Engineering Co., Ltd...................................................           2,100            40,810
   Tomoku Co., Ltd..............................................................          21,000            60,569
   TOMONY Holdings, Inc.........................................................          25,500           115,879
   Tomy Co., Ltd................................................................          10,700            77,193
   Tonami Holdings Co., Ltd.....................................................          16,000            39,323


                                      1143

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   TonenGeneral Sekiyu K.K......................................................           8,000   $        76,368
   Topcon Corp..................................................................          12,700            65,920
   Toppan Forms Co., Ltd........................................................           8,800            70,993
   Toppan Printing Co., Ltd.....................................................          64,000           513,069
   Topre Corp...................................................................           9,700           100,166
   Topy Industries, Ltd.........................................................          35,000            96,659
   Toray Industries, Inc........................................................          16,000           120,483
   Toridoll.corp................................................................           4,800            49,402
   Torigoe Co., Ltd. (The)......................................................           4,100            35,923
   Torii Pharmaceutical Co., Ltd................................................           2,600            49,521
   Torishima Pump Manufacturing Co., Ltd........................................           2,300            32,717
   Tosei Corp...................................................................              26             7,139
   Toshiba Corp.................................................................          32,000           136,104
   Toshiba Machine Co., Ltd.....................................................          21,000           115,872
   Toshiba Plant Systems & Services Corp........................................           5,000            56,530
   Toshiba TEC Corp.............................................................          28,000           107,563
   Tosho Printing Co., Ltd......................................................          11,000            24,671
   Tosoh Corp...................................................................          98,000           277,036
   Totetsu Kogyo Co., Ltd.......................................................           2,000            20,644
   TOTO, Ltd....................................................................          25,000           203,952
   Tottori Bank, Ltd............................................................          13,000            26,174
   Touei Housing Corp...........................................................           3,545            37,419
   Towa Bank, Ltd...............................................................          52,000            61,632
   Towa Corp....................................................................           4,000            22,658
   Towa Pharmaceutical Co., Ltd.................................................             900            39,455
   Toyo Corp....................................................................           5,300            57,604
   Toyo Electric Manufacturing Co., Ltd.........................................           8,000            31,314
   Toyo Engineering Corp........................................................          22,000            92,478
   Toyo Ink SC Holdings Co., Ltd................................................          37,000           147,308
   Toyo Kanetsu K.K.............................................................          27,000            60,776
   Toyo Kohan Co., Ltd..........................................................           9,000            33,847
   Toyo Securities Co., Ltd.....................................................          21,000            30,606
   Toyo Seikan Kaisha, Ltd......................................................          18,800           278,776
   Toyo Suisan Kaisha, Ltd......................................................           9,000           221,954
   Toyo Tanso Co., Ltd..........................................................           1,800            73,576
   Toyo Tire & Rubber Co., Ltd..................................................          37,000            92,506
   Toyobo Co., Ltd..............................................................         165,000           242,523
   Toyoda Gosei Co., Ltd........................................................          13,300           216,959
   Toyota Boshoku Corp..........................................................           9,000            97,383
   Toyota Motor Corp............................................................          19,055           702,796
   Toyota Motor Corp. Sponsored ADR.............................................          50,053         3,677,894
   Toyota Tsusho Corp...........................................................          24,700           469,218
   TPR Co., Ltd.................................................................           4,700            65,919
   Transcosmos, Inc.............................................................           5,800            76,913
  *Trend Micro, Inc.............................................................           2,600            82,688
   Trusco Nakayama Corp.........................................................           3,200            64,820
   TS Tech Co., Ltd.............................................................           8,900           154,490
  *TSI Holdings Co., Ltd........................................................          18,445            93,049
   Tsubakimoto Chain Co.........................................................          18,000           105,103
  *Tsudakoma Corp...............................................................           1,000             2,662
 #*Tsugami Corp.................................................................           6,000            42,274
   Tsukishima Kikai Co., Ltd....................................................           6,000            48,829
   Tsukuba Bank, Ltd............................................................          12,100            44,194
   Tsumura & Co.................................................................           1,500            44,797
   Tsuruha Holdings, Inc........................................................           2,500           134,352
   Tsurumi Manufacturing Co., Ltd...............................................           4,000            30,728
   Tsutsumi Jewelry Co., Ltd....................................................           2,200            52,680
   Tsuzuki Denki Co., Ltd.......................................................           1,000            10,702
   TV Tokyo Holdings Corp.......................................................             600             8,458
   Ube Industries, Ltd..........................................................          32,000            92,197
   Ube Material Industries, Ltd.................................................           4,000            12,553


                                      1144

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Uchida Yoko Co., Ltd.........................................................           8,000   $        22,944
  *Ulvac, Inc...................................................................          10,500           140,610
   Uni-Charm Corp...............................................................           1,800            94,690
   Uniden Corp..................................................................          13,000            50,084
   Union Tool Co................................................................           1,600            28,266
   Unipres Corp.................................................................           5,000           156,456
  *Unitika, Ltd.................................................................         105,000            63,417
   UNY Co., Ltd.................................................................          35,700           334,420
   U-Shin, Ltd..................................................................           6,200            47,863
   Ushio, Inc...................................................................          11,200           163,717
   USS Co., Ltd.................................................................             660            63,129
   Utoc Corp....................................................................           2,600            10,540
   Valor Co., Ltd...............................................................           7,100           114,424
   Vital KSK Holdings, Inc......................................................           7,300            61,136
   Wacoal Corp..................................................................          20,000           261,758
  *Wakachiku Construction Co., Ltd..............................................          18,000            27,248
   Warabeya Nichiyo Co., Ltd....................................................           2,700            38,495
  #WATAMI Co., Ltd..............................................................           1,600            36,714
   West Japan Railway Co........................................................           3,000           127,476
   Wood One Co., Ltd............................................................           7,000            25,158
   Xebio Co., Ltd...............................................................           3,900            96,261
   Yachiyo Bank, Ltd. (The).....................................................           3,500            84,455
   Yahagi Construction Co., Ltd.................................................           5,000            25,607
   Yahoo Japan Corp.............................................................             104            31,822
   Yaizu Suisankagaku Industry Co., Ltd.........................................             500             4,712
   Yakult Honsha Co., Ltd.......................................................           1,900            58,381
   Yamada Denki Co., Ltd........................................................           3,050           195,140
   Yamagata Bank, Ltd...........................................................          30,000           152,918
   Yamaguchi Financial Group, Inc...............................................          44,000           422,202
   Yamaha Corp..................................................................          32,300           297,841
   Yamaha Motor Co., Ltd........................................................          13,000           172,553
   Yamanashi Chuo Bank, Ltd.....................................................          25,000           113,588
   Yamatake Corp................................................................           8,900           196,065
  #Yamatane Corp................................................................          21,000            33,450
   Yamato Holdings Co., Ltd.....................................................          17,200           285,120
   Yamato Kogyo Co., Ltd........................................................           8,700           273,999
   Yamazaki Baking Co., Ltd.....................................................          16,000           212,180
   Yamazen Co., Ltd.............................................................          13,000           101,343
   Yaoko Co., Ltd...............................................................             900            30,263
   Yaskawa Electric Corp........................................................          19,000           167,947
   Yasuda Warehouse Co., Ltd. (The).............................................             900             6,002
   Yellow Hat, Ltd..............................................................           3,300            52,040
   Yodogawa Steel Works, Ltd....................................................          24,000           110,976
   Yokogawa Bridge Holdings Corp................................................           7,000            52,291
  *Yokogawa Electric Corp.......................................................          31,900           315,664
   Yokohama Reito Co., Ltd......................................................           8,400            67,310
   Yokohama Rubber Co., Ltd.....................................................          41,000           246,366
   Yokowo Co., Ltd..............................................................           3,300            17,005
   Yomeishu Seizo Co., Ltd......................................................           1,000            10,045
   Yonekyu Corp.................................................................           4,500            45,083
   Yorozu Corp..................................................................           4,600           110,988
   Yoshinoya Holdings Co., Ltd..................................................              64            91,041
   Yuasa Trading Co., Ltd.......................................................          40,000            65,812
   Yuken Kogyo Co., Ltd.........................................................           9,000            20,005
  #Yukiguni Maitake Co., Ltd....................................................           2,500            10,803
   Yurtec Corp..................................................................           7,000            39,529
   Yusen Logistics Co., Ltd.....................................................           5,100            70,264
   Yushiro Chemical Industry Co., Ltd...........................................           1,900            21,178
   Zenrin Co., Ltd..............................................................           3,700            34,443
  #Zensho Co., Ltd..............................................................           3,400            46,170
   Zeon Corp....................................................................          25,000           220,041


                                      1145

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Zuken, Inc...................................................................           6,000   $        45,279
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                       172,412,420
                                                                                                   ---------------

MALAYSIA -- (0.9%)
   Aeon Co. Berhad..............................................................          30,000            73,655
   Affin Holdings Berhad........................................................          84,300            88,556
   AirAsia Berhad...............................................................         115,300           134,345
  *Alam Maritim Resources Berhad................................................          86,800            21,377
   Alliance Financial Group Berhad..............................................         196,800           256,372
   AMMB Holdings Berhad.........................................................         148,200           284,989
   APM Automotive Holdings Berhad...............................................          47,200            69,689
   Axiata Group Berhad..........................................................         136,425           209,347
   Bandar Raya Developments Berhad..............................................          43,100            33,689
   Batu Kawan Berhad............................................................          27,600           174,122
   Berjaya Corp. Berhad.........................................................         265,500            82,785
  *Berjaya Land Berhad..........................................................          76,000            23,464
  *Berjaya Media Berhad.........................................................           2,400               382
   Berjaya Sports Toto Berhad...................................................          16,071            23,130
   BIMB Holdings Berhad.........................................................          71,100            49,514
   Boustead Holdings Berhad.....................................................          61,204           110,198
   British American Tobacco Malaysia Berhad.....................................           3,400            55,185
   Bursa Malaysia Berhad........................................................          18,100            41,573
   Cahya Mata Sarawak Berhad....................................................          13,600             9,289
   Carlsberg Brewery Berhad.....................................................           8,600            25,274
   CIMB Group Holdings Berhad...................................................          94,400           214,333
   CSC Steel Holdings Berhad....................................................          47,300            22,670
   Dayang Enterprise Holdings Berhad............................................          36,293            22,767
   Dialog Group Berhad..........................................................         193,779           155,739
   DiGi.Com Berhad..............................................................          61,000            79,346
   DRB-Hicom Berhad.............................................................         140,000           129,980
   Eastern & Oriental Berhad....................................................         116,300            63,689
   ECM Libra Avenue Berhad......................................................          36,678             9,702
   Evergreen Fibreboard Berhad..................................................         108,600            37,459
   Faber Group Berhad...........................................................          52,400            29,781
   Gamuda Berhad................................................................         277,000           336,440
   Genting (Malaysia) Berhad....................................................         240,300           318,658
   Genting Berhad...............................................................          66,300           242,038
   Genting Plantations Berhad...................................................          35,100           108,382
   Guinness Anchor Berhad.......................................................          23,000            93,727
   Hap Seng Consolidated Berhad.................................................         121,680            66,291
   Hap Seng Plantations Holdings Berhad.........................................          77,600            74,218
   Hong Leong Bank Berhad.......................................................          38,280           142,733
   Hong Leong Financial Group Berhad............................................          41,700           162,613
   Hong Leong Industries Berhad.................................................          31,400            44,416
   IGB Corp. Berhad.............................................................         151,994           135,291
   IJM Corp. Berhad.............................................................         209,660           395,140
   IJM Land Berhad..............................................................         143,000           102,975
   IJM Plantations Berhad.......................................................          80,200            86,893
   IOI Corp. Berhad.............................................................          50,026            88,691
   Jaya Tiasa Holdings Berhad...................................................           4,900            11,669
  *JCY International Berhad.....................................................          54,200            23,118
   Keck Seng (Malaysia) Berhad..................................................          28,500            38,793
   KFC Holdings (Malaysia) Berhad...............................................          24,100            30,171
   Kian Joo Can Factory Berhad..................................................          56,700            41,712
   Kinsteel Berhad..............................................................         144,000            25,990
   KLCC Property Holdings Berhad................................................          52,600            56,669
   KNM Group Berhad.............................................................         115,625            42,468
  *Kossan Rubber Industries Berhad..............................................          16,100            18,487
   KPJ Healthcare Berhad........................................................          40,300            64,867
   Kuala Lumpur Kepong Berhad...................................................           7,300            61,623
   Kulim (Malaysia) Berhad......................................................          88,100           127,374


                                      1146

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Lafarge Malayan Cement Berhad................................................          33,600   $        73,658
  *Landmarks Berhad.............................................................          74,700            27,960
   Lingkaran Trans Kota Holdings Berhad.........................................          39,000            48,706
   Lion Industries Corp. Berhad.................................................         118,500            57,562
   LPI Capital Berhad...........................................................           8,480            37,309
   Mah Sing Group Berhad........................................................          89,280            60,358
   Malayan Banking Berhad.......................................................          67,861           183,022
   Malaysia Airports Holdings Berhad............................................          49,900            93,502
   Malaysia Building Society Berhad.............................................          61,300            43,698
  *Malaysian Airlines System Berhad.............................................         175,500            96,971
   Malaysian Bulk Carriers Berhad...............................................          61,200            46,219
   Malaysian Pacific Industries Berhad..........................................          14,375            16,436
   Malaysian Resources Corp. Berhad.............................................         349,350           248,577
   Media Prima Berhad...........................................................          82,100            69,003
   MISC Berhad..................................................................          44,880            87,337
   MMC Corp. Berhad.............................................................         195,100           179,411
   Muhibbah Engineering Berhad..................................................         115,700            47,075
  *Mulpha International Berhad..................................................         518,800            69,813
   Nestle (Malaysia) Berhad.....................................................           5,100            93,354
   Oriental Holdings Berhad.....................................................          30,480            52,869
   OSK Holdings Berhad..........................................................         174,500           102,154
  *OSK Ventures International Berhad............................................          21,152             2,227
   Parkson Holdings Berhad......................................................          29,684            55,048
   Petronas Dagangan Berhad.....................................................          17,100           101,067
   Petronas Gas Berhad..........................................................          14,200            73,118
  *Pharmaniaga Berhad...........................................................             967             1,643
   POS (Malaysia) Berhad........................................................          78,600            72,542
   PPB Group Berhad.............................................................          45,340           252,236
   Press Metal Berhad...........................................................          15,200             9,439
   Proton Holdings Berhad.......................................................          52,800            93,725
   Public Bank Berhad Foreign Market Shares.....................................           8,700            38,859
   RCE Capital Berhad...........................................................         287,000            46,625
   RHB Capital Berhad...........................................................          60,503           141,537
   SapuraCrest Petroleum Berhad.................................................          99,700           159,162
   Sarawak Oil Palms Berhad.....................................................          13,800            27,890
  *Scomi Group Berhad...........................................................         335,900            31,450
   Selangor Properties Berhad...................................................          24,800            27,374
   Shell Refining Co. Federation of Malaysia Berhad.............................          25,800            82,213
   Sime Darby Berhad............................................................          29,200            87,674
   SP Setia Berhad..............................................................         105,600           137,211
   Star Publications (Malaysia) Berhad..........................................          37,200            40,350
  *Sunway Berhad................................................................         164,850           135,276
   Supermax Corp. Berhad........................................................          47,800            33,562
   Ta Ann Holdings Berhad.......................................................          33,984            63,746
   TA Enterprise Berhad.........................................................         253,700            50,832
   TA Global Berhad.............................................................         152,220            15,244
   Tan Chong Motor Holdings Berhad..............................................         100,000           140,935
  *Tebrau Teguh Berhad..........................................................          87,200            21,499
   Telekom Malaysia Berhad......................................................          96,800           152,735
   Tenaga Nasional Berhad.......................................................          46,850            92,282
  *Time Dotcom Berhad...........................................................         363,300            81,623
   Top Glove Corp. Berhad.......................................................          77,200           128,298
   Tradewinds (Malaysia) Berhad.................................................          34,700           113,093
   TSH Resources Berhad.........................................................         109,400            70,767
  *UEM Land Holdings Berhad.....................................................         199,858           152,062
   UMW Holdings Berhad..........................................................          82,300           186,806
   Unico-Desa Plantations Berhad................................................         147,900            57,335
   Unisem (Malaysia) Berhad.....................................................         147,200            75,335
   United Plantations Berhad....................................................          11,300            75,565
   Wah Seong Corp. Berhad.......................................................          52,433            35,645
   WCT Berhad...................................................................         101,400            78,240


                                      1147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   WTK Holdings Berhad..........................................................          72,500   $        34,243
   YNH Property Berhad..........................................................          99,848            60,068
   YTL Cement Berhad............................................................          12,300            17,791
   YTL Corp. Berhad.............................................................         608,950           299,875
   YTL Power International Berhad...............................................          68,200            41,457
   Zhulian Corp.Berhad..........................................................          45,600            29,816
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                        10,934,362
                                                                                                   ---------------

MEXICO -- (1.1%)
   Alfa S.A.B. de C.V. Series A.................................................          54,418           714,309
   Alsea de Mexico S.A.B. de C.V................................................         100,275           113,091
   America Movil S.A.B. de C.V. Series L........................................          60,900            70,926
   America Movil S.A.B. de C.V. Series L ADR....................................          23,684           549,706
   Arca Continental S.A.B. de C.V...............................................         136,212           633,296
  *Axtel S.A.B. de C.V..........................................................          76,200            26,366
   Bolsa Mexicana de Valores S.A. de C.V........................................          43,471            81,178
  *Carso Infraestructura y Construccion S.A.B. de C.V...........................         186,040           117,041
  *Cementos de Mexico S.A.B de C.V. Series B....................................       1,154,184           783,677
  *Cemex S.A.B. de C.V. Sponsored ADR...........................................          36,431           248,095
   Cia Minera Autlan S.A.B. de C.V. Series B....................................          13,400            16,192
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.................................           2,300           225,400
   Compartamos S.A.B. de C.V....................................................         106,000           123,940
   Consorcio ARA S.A.B. de C.V. Series *........................................         147,200            49,804
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B......................          82,804           164,984
  *Corporacion GEO S.A.B. de C.V. Series B......................................          53,800            84,947
   Corporacion Moctezuma S.A.B. de C.V. Series *................................          73,800           169,862
  *Desarrolladora Homex S.A.B. de C.V...........................................          28,600            96,174
  *Desarrolladora Homex S.A.B. de C.V. ADR......................................             700            14,140
   El Puerto de Liverpool S.A.B. de C.V. Series C-1.............................           5,518            42,174
  *Empresas ICA S.A.B. de C.V...................................................          27,800            45,302
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR....................................          16,200           105,300
  *Financiera Independencia S.A.B. de C.V.......................................          32,800            15,350
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR......................          21,098         1,487,831
  *Genomma Lab Internacional S.A.B. de C.V. Series B............................          39,010            85,597
  *Gruma S.A.B. de C.V. ADR.....................................................             500             4,395
  *Gruma S.A.B. de C.V. Series B................................................          43,700            97,230
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........................          34,200            64,469
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................           9,030           338,354
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........................           5,100           335,937
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B......................           2,400            15,835
   Grupo Carso S.A.B. de C.V. Series A-1........................................          87,700           262,412
  *Grupo Cementos de Chihuahua S.A.B. de C.V....................................           1,100             3,797
  *Grupo Comercial Chedraui S.A. de C.V.........................................             400               982
  #Grupo Elektra S.A. de C.V....................................................           1,790           156,559
  *Grupo Famsa S.A.B. de C.V. Series A..........................................          51,200            45,567
   Grupo Financiero Banorte S.A.B. de C.V. Series O.............................         190,565           760,266
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.............................         190,740           393,506
   Grupo Herdez S.A.B. de C.V. Series *.........................................          69,100           135,188
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.............................         157,200           349,759
  *Grupo Lamosa S.A.B. de C.V...................................................          33,900            37,713
   Grupo Mexico S.A.B. de C.V. Series B.........................................         251,893           799,117
   Grupo Modelo S.A.B. de C.V. Series C.........................................          23,500           145,643
  *Grupo Simec S.A. de C.V. Series B............................................          20,200            51,763
   Grupo Televisa S.A.B.........................................................           1,100             4,348
   Grupo Televisa S.A.B. Sponsored ADR..........................................          16,793           331,158
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.........         117,000           215,435
   Industrias Bachoco S.A.B. de C.V. Series B...................................           1,422             2,386
  *Industrias CH S.A.B. de C.V. Series B........................................          27,100           101,089
   Industrias Penoles S.A.B. de C.V.............................................           6,385           305,188
  *Inmuebles Carso S.A.B. de C.V. Series B-1....................................          86,291            69,514
   Kimberly Clark de Mexico S.A.B. de C.V. Series A.............................          22,800           129,445


                                      1148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MEXICO -- (Continued)
  *Megacable Holdings S.A.B. de C.V.............................................          52,000   $       107,717
   Mexichem S.A.B. de C.V. Series *.............................................         113,179           390,748
  *Minera Frisco S.A.B. de C.V. Series A-1......................................          78,700           357,873
  *Organizacion Soriana S.A.B. de C.V. Series B.................................         165,290           416,456
  *Promotora y Operadora de Infraestructura S.A.B de C.V........................          18,900            86,278
  *Qualitas Cia de Seguros S.A. de C.V..........................................          36,600            35,802
   TV Azteca S.A.B. de C.V......................................................         261,900           179,033
  *Urbi Desarrollos Urbanos S.A.B. de C.V.......................................          84,222           120,122
   Wal-Mart de Mexico S.A.B. de C.V. Series V...................................          45,200           139,857
                                                                                                   ---------------
TOTAL MEXICO....................................................................                        13,055,623
                                                                                                   ---------------

NETHERLANDS -- (1.7%)
   Aalberts Industries NV.......................................................          15,225           285,920
   Accell Group NV..............................................................           2,458            52,301
  *Aegon NV.....................................................................         120,660           586,181
 #*Aegon NV ADR.................................................................          74,494           362,041
  *AFC Ajax NV..................................................................             546             5,068
   Akzo Nobel NV................................................................          28,620         1,493,375
   Akzo Nobel NV Sponsored ADR..................................................           1,500            26,100
  *AMG Advanced Metallurgical Group NV..........................................           2,752            31,774
   Amsterdam Commodities NV.....................................................           3,226            44,519
  *APERAM NV....................................................................           2,221            45,646
  #Arcadis NV...................................................................           7,315           141,436
   ArcelorMittal NV.............................................................          11,420           234,602
   ArcelorMittal NV ADR.........................................................          49,500         1,015,740
   ASM International NV.........................................................           7,329           242,691
   ASML Holding NV ADR..........................................................          12,550           539,524
   BE Semiconductor Industries NV...............................................           7,962            58,549
   Beter Bed Holding NV.........................................................           1,215            25,769
  *BinckBank NV.................................................................           9,871           106,581
   Brunel International NV......................................................           1,737            61,447
   CSM NV.......................................................................          10,062           187,122
   Delta Lloyd NV...............................................................          23,543           431,485
   Exact Holding NV.............................................................           1,884            43,195
   Fugro NV.....................................................................           9,627           634,631
   Grontmij NV..................................................................           3,855            25,818
   Heijmans NV..................................................................           3,163            37,542
   Heineken NV..................................................................           5,424           251,082
   Hunter Douglas NV............................................................             788            30,337
   Imtech NV....................................................................          10,858           335,926
  *ING Groep NV.................................................................             213             1,943
  *ING Groep NV Sponsored ADR...................................................         263,004         2,395,966
  *Kardan NV....................................................................           6,911            15,714
   KAS Bank NV..................................................................           1,462            16,531
   Kendrion NV..................................................................             813            19,596
   Koninklijke Ahold NV.........................................................          71,210           944,961
   Koninklijke Ahold NV ADR.....................................................             400             5,308
   Koninklijke Bam Groep NV.....................................................          51,347           222,196
   Koninklijke Boskalis Westminster NV..........................................          12,693           492,847
   Koninklijke DSM NV...........................................................          18,525           952,180
   Koninklijke KPN NV...........................................................          24,910           273,347
   Koninklijke Philips Electronics NV...........................................          40,800           826,391
   Koninklijke Ten Cate NV......................................................           6,634           206,316
   Koninklijke Vopak NV.........................................................           6,788           369,618
  *Koninklijke Wessanen NV......................................................          23,246            84,432
   Macintosh Retail Group NV....................................................             861            10,964
   Mediq NV.....................................................................           9,600           152,852
   Nutreco NV...................................................................           4,882           346,472
  *Ordina NV....................................................................          14,194            19,376
   Philips Electronics NV ADR...................................................          64,725         1,311,328
   PostNL NV....................................................................          37,839           152,672


                                      1149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NETHERLANDS -- (Continued)
   Randstad Holdings NV.........................................................          20,922   $       714,559
   Reed Elsevier NV.............................................................           4,918            58,696
   Reed Elsevier NV ADR.........................................................           4,200           100,212
   SBM Offshore NV..............................................................          24,011           408,028
   Sligro Food Group NV.........................................................           2,455            69,292
  *SNS REAAL Groep NV...........................................................          26,230            62,841
   Telegraaf Media Groep NV.....................................................           4,962            63,971
   TKH Group NV.................................................................           5,947           136,155
   TNT Express NV...............................................................          53,072           445,691
 #*TomTom NV....................................................................          20,937            94,706
   Unilever NV..................................................................           2,976            99,176
   Unilever NV ADR..............................................................          11,120           370,852
   Unit 4 NV....................................................................           4,818           112,779
   USG People NV................................................................          12,296           104,868
  *Wavin NV.....................................................................           6,848            82,226
   Wolters Kluwer NV............................................................          17,752           322,502
  *Xeikon NV....................................................................           4,099            16,777
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                        19,420,743
                                                                                                   ---------------
NEW ZEALAND -- (0.2%)
   Air New Zealand, Ltd.........................................................          58,896            44,211
   Auckland International Airport, Ltd..........................................         147,375           298,298
  *Chorus, Ltd. ADR.............................................................           2,187            29,284
   Contact Energy, Ltd..........................................................          62,730           247,452
  *Fisher & Paykel Appliances Holdings, Ltd.....................................          88,382            25,178
   Fisher & Paykel Healthcare Corp., Ltd........................................          40,070            70,294
   Fletcher Building, Ltd.......................................................          51,595           277,485
   Freightways, Ltd.............................................................           6,435            19,597
   Infratil, Ltd................................................................          73,154           113,128
   Mainfreight, Ltd.............................................................          14,201           114,188
   New Zealand Oil & Gas, Ltd...................................................          58,704            35,074
   New Zealand Refining Co., Ltd................................................           6,367            14,875
   Nuplex Industries, Ltd.......................................................          35,972            73,812
   Port of Tauranga, Ltd........................................................          20,130           173,447
  *Pyne Gould Guinness, Ltd.....................................................           8,757             2,675
  *Rakon, Ltd...................................................................          12,355             6,629
   Ryman Healthcare, Ltd........................................................          48,303           112,734
   Sanford, Ltd.................................................................          12,229            41,416
   Sky City Entertainment Group, Ltd............................................          46,065           134,012
   Sky Network Television, Ltd..................................................          17,716            76,353
   Telecom Corp. of New Zealand, Ltd. Sponsored ADR.............................          10,939            95,935
   Tower, Ltd...................................................................          55,588            65,113
   TrustPower, Ltd..............................................................          13,045            76,441
   Vector, Ltd..................................................................          28,655            63,601
   Warehouse Group, Ltd.........................................................          19,445            48,831
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                         2,260,063
                                                                                                   ---------------
NORWAY -- (0.8%)
   ABG Sundal Collier Holding ASA...............................................          35,072            26,771
   Acta Holding ASA.............................................................         104,861            24,876
   Aker ASA Series A............................................................           4,270           120,253
  *Aker Kvaerner ASA............................................................          17,200           211,607
   Aktiv Kapital ASA............................................................           5,796            29,151
  *Algeta ASA...................................................................             999            25,777
  *Archer, Ltd..................................................................          31,543            72,996
   Atea ASA.....................................................................          11,808           115,346
   Austevoll Seafood ASA........................................................          19,409            84,758
   Bonheur ASA..................................................................           1,918            42,274
   BW Offshore, Ltd.............................................................          80,495           121,707
   BWG Homes ASA................................................................          12,144            26,342
   Cermaq ASA...................................................................           9,902           136,583


                                      1150

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NORWAY -- (Continued)
  *Copeinca ASA.................................................................           2,400   $        15,199
  *Deep Sea Supply P.L.C........................................................          23,563            40,989
  *Det Norske Oljeselskap ASA...................................................           4,455            68,252
   DNB ASA......................................................................          56,056           591,397
  *DNO International ASA........................................................         107,000           148,690
  *Dockwise, Ltd................................................................           2,027            34,174
  *DOF ASA......................................................................           9,400            45,014
  *EDB ErgoGroup ASA............................................................           1,921             3,430
   Ekornes ASA..................................................................           2,800            54,369
  *Electromagnetic GeoServices ASA..............................................          22,157            62,285
  *Eltek ASA....................................................................          90,615            59,551
   Farstad Shipping ASA.........................................................           1,069            29,045
   Fred Olsen Energy ASA........................................................           2,982           112,630
  *Frontline, Ltd...............................................................             640             3,274
   Ganger Rolf ASA..............................................................           2,226            44,389
   Golar LNG, Ltd. (7139695)....................................................             500            20,473
   Golar LNG, Ltd. (G9456A100)..................................................           2,507           102,787
   Golden Ocean Group, Ltd......................................................          57,922            47,361
  *Hurtigruten ASA..............................................................          45,655            26,407
  *Kongsberg Automotive Holding ASA.............................................         118,714            45,149
   Kongsberg Gruppen ASA........................................................           2,160            43,660
  *Kvaerner ASA.................................................................          42,055            93,445
   Leroey Seafood Group ASA.....................................................           3,689            61,769
   Marine Harvest ASA...........................................................         411,042           223,428
  #Nordic Semiconductor ASA.....................................................          18,887            59,055
   Norsk Hydro ASA..............................................................         113,626           601,475
   Norsk Hydro ASA Sponsored ADR................................................             800             4,192
  *Norske Skogindustrier ASA Series A...........................................          49,653            58,526
   Northern Offshore, Ltd.......................................................          17,133            38,116
  *Norwegian Air Shuttle ASA....................................................           5,579            74,252
  *Norwegian Energy Co. ASA.....................................................          35,128            35,689
   Odfjell ASA Series A.........................................................           2,716            18,718
  *Opera Software ASA...........................................................           7,998            39,879
   Orkla ASA....................................................................          93,031           754,764
  *Petroleum Geo-Services ASA...................................................          33,287           427,598
  *Pronova BioPharma ASA........................................................          46,894            52,845
   Prosafe ASA..................................................................           7,400            57,565
  *Q-Free ASA...................................................................           7,768            25,024
  *Renewable Energy Corp. ASA...................................................          58,378            43,579
   Salmar ASA...................................................................             302             1,645
   Schibsted ASA................................................................           3,700           105,865
   SeaDrill, Ltd................................................................          11,860           441,618
  *Siem Offshore, Inc. ASA......................................................          31,899            50,563
   Solstad Offshore ASA.........................................................             399             6,685
  *Songa Offshore SE............................................................          32,356           125,351
   SpareBanken 1 SMN............................................................           9,575            62,219
   Statoil ASA..................................................................           3,700            93,156
   Statoil ASA Sponsored ADR....................................................          17,900           452,154
  *Statoil Fuel & Retail ASA....................................................           5,214            38,632
   Stolt-Nielsen, Ltd...........................................................           1,542            33,238
   Storebrand ASA...............................................................          60,569           299,902
  *Subsea 7 SA..................................................................          26,719           541,620
   Telenor ASA..................................................................          17,451           284,647
   TGS Nopec Geophysical Co. ASA................................................           4,512           113,361
   Tomra Systems ASA............................................................          16,200           118,562
   Veidekke ASA.................................................................           6,564            47,784
   Wilh Wilhelmsen Holding ASA..................................................           4,070            99,807
   Yara International ASA.......................................................          13,713           553,025
                                                                                                   ---------------
TOTAL NORWAY....................................................................                         8,776,719
                                                                                                   ---------------


                                      1151

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PERU -- (0.0%)
   Cia de Minas Buenaventura S.A. ADR...........................................           1,800   $        77,220
   Credicorp, Ltd...............................................................           3,546           403,038
                                                                                                   ---------------
TOTAL PERU......................................................................                           480,258
                                                                                                   ---------------
PHILIPPINES -- (0.4%)
   Aboitiz Equity Ventures, Inc.................................................          96,000            93,528
   Aboitiz Power Corp...........................................................         270,000           190,018
   Alliance Global Group, Inc...................................................         954,600           244,523
  *Atlas Consolidated Mining & Development Corp.................................          82,100            36,275
   Ayala Corp. Series A.........................................................          38,240           312,824
   Ayala Land, Inc..............................................................         354,100           145,655
   Bank of the Philippine Islands...............................................         188,703           266,162
   BDO Unibank, Inc.............................................................         167,050           233,078
  *Belle Corp...................................................................         565,000            62,990
  *Cebu Air, Inc................................................................           8,410            13,151
   China Banking Corp...........................................................           6,188            59,791
  *DMCI Holdings, Inc...........................................................          55,200            59,123
   Energy Development Corp......................................................         404,000            52,711
   Filinvest Development Corp...................................................         158,466            14,107
   Filinvest Land, Inc..........................................................       3,564,000            96,294
  *First Gen Corp...............................................................         222,800            67,262
   First Philippines Holdings Corp..............................................          75,400           104,679
  *Globe Telecom, Inc...........................................................           4,040           109,627
  *International Container Terminal Services, Inc...............................          73,260            95,622
   Jollibee Foods Corp..........................................................          30,800            70,192
   Lopez Holdings Corp..........................................................         511,000            61,783
   Manila Electric Co...........................................................          11,290            73,631
   Manila Water Co., Inc........................................................         100,000            48,969
   Megaworld Corp...............................................................       1,959,000            77,966
   Metro Bank & Trust Co........................................................         185,075           327,000
   Metro Pacific Investments Corp...............................................       1,038,000            84,595
  *Pepsi-Cola Products Philippines, Inc.........................................          80,000             4,251
   Philippine Long Distance Telephone Co. Sponsored ADR.........................           1,000            63,520
  *Philippine National Bank.....................................................          48,400            70,880
   Rizal Commercial Banking Corp................................................          71,000            50,309
   Robinson's Land Corp. Series B...............................................         315,000           103,220
   San Miguel Corp..............................................................          50,790           138,937
   Security Bank Corp...........................................................          86,520           229,520
   Semirara Mining Corp.........................................................          11,880            62,322
   SM Development Corp..........................................................         350,300            57,285
   SM Investments Corp..........................................................           8,040           116,381
   SM Prime Holdings, Inc.......................................................         237,500            90,767
   Southeast Asia Cement Holdings, Inc..........................................       1,009,000            40,936
   Union Bank of Philippines....................................................          42,900            76,212
   Universal Robina Corp........................................................         140,000           175,126
   Vista Land & Lifescapes, Inc.................................................         458,000            32,555
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                         4,313,777
                                                                                                   ---------------
POLAND -- (0.4%)
   Agora SA.....................................................................           9,107            33,944
  *AmRest Holdings SE...........................................................           2,020            39,790
   Asseco Poland SA.............................................................          17,255           250,903
   Bank Handlowy w Warszawie SA.................................................           5,363           124,431
   Bank Millennium SA...........................................................          87,752           114,019
   Bank Pekao SA................................................................           1,980            96,751
  *Bioton SA....................................................................         980,519            33,557
  *Boryszew SA..................................................................          64,660            15,090
  *BRE Bank SA..................................................................           1,468           134,124
   Budimex SA...................................................................           1,885            49,695
  *Ciech SA.....................................................................          10,050            60,779
  *Cyfrowy Polsat SA............................................................           6,007            24,578


                                      1152

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
POLAND -- (Continued)
  *Dom Maklerski IDM SA.........................................................          40,000   $        21,123
  *Echo Investment SA...........................................................          73,042            89,656
   Emperia Holding SA...........................................................           2,574            91,662
   Enea SA......................................................................          17,336            96,918
   Eurocash SA..................................................................          12,021           111,892
  *Farmacol SA..................................................................           2,588            21,277
  *Get Bank SA..................................................................         196,982           112,324
  *Getin Holding SA.............................................................          67,301            50,980
   Grupa Kety SA................................................................           1,179            39,090
  *Grupa Lotos SA...............................................................          12,797           103,725
   Impexmetal SA................................................................          16,373            19,722
   ING Bank Slaski SA...........................................................           3,600            92,028
  *Inter Cars SA................................................................           1,521            40,487
  *Kernel Holding SA............................................................           4,302            91,525
   KGHM Polska Miedz SA.........................................................           7,636           331,752
  *Kopex SA.....................................................................           7,393            54,034
   Kredyt Bank SA...............................................................           3,810            12,988
  *LC Corp. SA..................................................................          51,834            18,198
   LPP SA.......................................................................              54            33,807
  *Lubelski Wegiel Bogdanka SA..................................................           4,305           165,349
  *Mondi Packaging Paper Swiecie SA.............................................           1,538            29,301
  *Netia Holdings SA............................................................          47,716            84,128
   NG2 SA.......................................................................           1,963            30,387
  *Orbis SA.....................................................................           4,643            58,336
   PBG SA.......................................................................             323             8,241
   Pelion SA....................................................................           1,918            19,382
  *Petrolinvest SA..............................................................          12,525            11,053
   PGE SA.......................................................................          44,892           285,495
   Polimex-Mostostal SA.........................................................          51,936            29,033
  *Polski Koncern Naftowy Orlen SA..............................................          41,701           475,293
   Polskie Gornictwo Naftowe I Gazownictwo SA...................................          73,242            88,459
   Powszechna Kasa Oszczednosci Bank Polski SA..................................           9,285           100,281
  *Powszechny Zaklad Ubezpieczen SA.............................................             934            96,877
  *Rovese SA....................................................................          22,410            38,067
  *Sygnity SA...................................................................           4,962            29,652
   Synthos SA...................................................................         105,358           169,177
   Telekomunikacja Polska SA....................................................          26,123           140,126
   TVN SA.......................................................................           5,494            19,219
   Zaklady Azotowe Pulawy SA....................................................           1,298            37,450
  *Zaklady Azotowe w Tarnowie-Moscicach SA......................................           9,993            93,327
                                                                                                   ---------------
TOTAL POLAND....................................................................                         4,419,482
                                                                                                   ---------------
PORTUGAL -- (0.3%)
   Altri SGPS SA................................................................          25,236            37,282
 #*Banco BPI SA.................................................................          63,549            40,056
 #*Banco Comercial Portugues SA.................................................         589,005           104,267
   Banco Espirito Santo SA......................................................          97,948           162,065
  *Banif SGPS SA................................................................          16,816             6,395
 #*Brisa SA.....................................................................          20,337            59,664
   Cimpor Cimentos de Portugal SA...............................................          36,874           248,613
  *EDP Renovaveis SA............................................................          46,785           269,530
   Energias de Portugal SA......................................................          69,026           201,503
   Energias de Portugal SA Sponsored ADR........................................             100             2,910
   Galp Energia SGPS SA Series B................................................          17,799           287,373
  *Jeronimo Martins SGPS SA.....................................................          17,915           299,324
   Mota-Engil SGPS SA...........................................................          17,204            23,350
  *Portucel-Empresa Produtora de Pasta de Papel SA..............................          45,738           108,334
  *Portugal Telecom SA..........................................................         117,608           584,697
   Redes Energeticas Nacionais SA...............................................          22,246            60,078
  *Sociedade de Investimento e Gestao SGPS SA...................................          14,845           102,395
  *Sonae Industria SGPS SA......................................................          24,422            20,001


                                      1153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
   Sonae SGPS SA................................................................         204,541   $       117,295
   Sonaecom SGPS SA.............................................................          28,627            44,925
   Teixeira Duarte SA...........................................................          10,538             2,757
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.............          21,828            70,269
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                         2,853,083
                                                                                                   ---------------

RUSSIA -- (0.8%)
   Federal Hydrogenerating Co. ADR..............................................         213,796           831,206
   Gazprom OAO Sponsored ADR....................................................         314,716         3,823,810
   Gazpromneft JSC Sponsored ADR................................................           9,429           234,733
   Globaltrans Investment P.L.C. Sponsored GDR..................................           6,179            93,874
  *Integra Group Holdings GDR...................................................          20,403            40,663
   Lukoil OAO Sponsored ADR.....................................................          19,176         1,126,394
   Magnitogorsk Iron & Steel Works Sponsored GDR................................          17,308           103,258
 #*Mechel Sponsored ADR.........................................................          16,380           181,654
   MMC Norilsk Nickel JSC ADR...................................................           6,501           125,104
   Novolipetsk Steel OJSC GDR...................................................           1,400            34,569
  *PIK Group GDR................................................................          13,885            33,366
  *Polymetal International P.L.C................................................           4,300            77,042
   Rosneft Oil Co. GDR..........................................................          22,100           163,182
   Severstal OAO GDR............................................................          16,400           236,336
   Surgutneftegas Sponsonsored ADR..............................................          54,700           513,000
   Tatneft Sponsored ADR........................................................          19,500           681,341
   TMK OAO GDR..................................................................           5,886            69,631
   Uralkali OJSC GDR............................................................           5,600           200,018
   VimpelCom, Ltd. Sponsored ADR................................................           8,972            95,642
   VTB Bank OJSC GDR............................................................          10,880            51,038
  *X5 Retail Group NV GDR.......................................................           1,681            37,107
                                                                                                   ---------------
TOTAL RUSSIA...................................................................                          8,752,968
                                                                                                   ---------------

SINGAPORE -- (1.1%)
  *Abterra, Ltd.................................................................          32,000            18,093
   Asia Pacific Breweries, Ltd..................................................           2,000            46,265
   ASL Marine Holdings, Ltd.....................................................          32,200            12,811
   AusGroup, Ltd................................................................          64,000            17,963
   Banyan Tree Holdings, Ltd....................................................          54,000            25,623
   Beng Kuang Marine, Ltd.......................................................          99,000            12,543
  *Biosensors International Group, Ltd..........................................          27,000            34,754
   Bonvests Holdings, Ltd.......................................................          22,000            15,748
   Boustead Singapore, Ltd......................................................          50,000            34,274
   Breadtalk Group, Ltd.........................................................          27,000            12,018
   Bukit Sembawang Estates, Ltd.................................................          17,000            57,940
  *Bund Center Investment, Ltd..................................................         259,000            33,923
   Cape P.L.C...................................................................          10,510            64,934
   CapitaLand, Ltd..............................................................         245,500           511,868
   CapitaMalls Asia, Ltd........................................................         127,000           133,365
   Cerebos Pacific, Ltd.........................................................          10,000            42,528
   CH Offshore, Ltd.............................................................          60,000            18,486
   China Aviation Oil Singapore Corp., Ltd......................................          28,000            25,511
   China Merchants Holdings Pacific, Ltd........................................           4,000             2,107
   China Sunsine Chemical Holdings, Ltd.........................................          30,000             6,085
   China XLX Fertiliser, Ltd....................................................          83,000            21,350
   Chip Eng Seng Corp., Ltd.....................................................          79,000            27,232
  #City Developments, Ltd.......................................................          57,000           445,817
   ComfortDelGro Corp., Ltd.....................................................         118,000           139,020
  #Cosco Corp.Singapore, Ltd....................................................         146,000           136,457
   Creative Technology, Ltd.....................................................          16,100            30,544
   CSC Holdings, Ltd............................................................          97,000             8,862
   CSE Global, Ltd..............................................................          59,000            42,567
   CWT, Ltd.....................................................................          40,000            32,867
   DBS Group Holdings, Ltd......................................................         103,085         1,106,396


                                      1154

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
  *Delong Holdings, Ltd.........................................................           9,000   $         2,260
   Ezion Holdings, Ltd..........................................................         107,000            63,459
 #*Ezra Holdings, Ltd...........................................................          99,200            82,546
   F.J. Benjamin Holdings, Ltd..................................................          34,000             9,036
  #First Resources, Ltd.........................................................         104,000           135,172
  #Fragrance Group, Ltd.........................................................          73,000            20,855
   Fraser & Neave, Ltd..........................................................         125,000           673,838
 #*Gallant Venture, Ltd.........................................................         119,000            27,797
 #*Genting Singapore P.L.C......................................................          35,000            45,183
  *GMG Global, Ltd..............................................................         386,000            42,287
   Golden Agri-Resources, Ltd...................................................         751,000           437,347
   Goodpack, Ltd................................................................          40,000            48,469
   Great Eastern Holdings, Ltd..................................................           2,000            21,502
  #GuocoLand, Ltd...............................................................          69,666           102,170
   GuocoLeisure, Ltd............................................................          75,000            40,154
   Guthrie GTS, Ltd.............................................................          82,000            32,513
  *Healthway Medical Corp., Ltd.................................................          74,000             4,992
   Hi-P International, Ltd......................................................         139,000            73,236
   Ho Bee Investment, Ltd.......................................................         102,000            91,103
  *Hong Fok Corp., Ltd..........................................................          91,000            35,475
   Hong Leong Asia, Ltd.........................................................          42,000            57,164
   Hotel Grand Central, Ltd.....................................................          31,677            18,277
   Hotel Properties, Ltd........................................................          25,000            38,110
   HTL International Holdings, Ltd..............................................          66,000            18,325
  #Hyflux, Ltd..................................................................         103,000           112,293
 #*Indofood Agri Resources, Ltd.................................................         107,000           122,443
   InnoTek, Ltd.................................................................          46,000            15,741
   Jardine Cycle & Carriage, Ltd................................................           3,000           122,189
  *Jaya Holdings, Ltd...........................................................          54,000            24,908
  *JES International Holdings, Ltd..............................................         171,000            31,182
   K1 Ventures, Ltd.............................................................          42,000             3,373
   Keppel Corp., Ltd............................................................          33,000           284,013
  *Keppel Land, Ltd.............................................................         148,000           333,955
   Keppel Telecommunications & Transportation, Ltd..............................          10,000             8,759
   K-Green Trust, Ltd...........................................................           6,000             4,819
   Lee Kim Tah Holdings, Ltd....................................................          18,000             8,739
   M1, Ltd......................................................................          31,000            59,598
 #*Manhattan Resources, Ltd.....................................................          32,000            23,134
   Marco Polo Marine, Ltd.......................................................          72,000            21,174
   Metro Holdings, Ltd..........................................................          91,200            52,213
  *Miclyn Express Offshore, Ltd.................................................           4,019             8,280
  #Midas Holdings, Ltd..........................................................         187,000            56,900
  #Neptune Orient Lines, Ltd....................................................         170,000           175,324
   Novo Group, Ltd..............................................................          31,750             5,301
   NSL, Ltd.....................................................................          12,000            13,273
  *Oceanus Group, Ltd...........................................................         231,000            13,368
  #OKP Holdings, Ltd............................................................          71,000            32,398
  #Olam International, Ltd......................................................         107,000           220,139
   Orchard Parade Holdings, Ltd.................................................          32,000            35,615
   OSIM International, Ltd......................................................          49,000            50,427
   Otto Marine, Ltd.............................................................         107,000            11,211
   Oversea-Chinese Banking Corp., Ltd...........................................         102,296           696,999
  #Overseas Union Enterprise, Ltd...............................................          63,000           112,041
   Pan Pacific Hotels Group, Ltd................................................          49,000            72,543
   Petra Foods, Ltd.............................................................           2,000             3,125
   QAF, Ltd.....................................................................           9,000             4,528
  #Raffles Education Corp., Ltd.................................................         116,975            43,148
   Raffles Medical Group, Ltd...................................................          12,000            21,036
   Rotary Engineering, Ltd......................................................          55,000            27,755
  *S I2I, Ltd...................................................................         468,000            18,284
   Sakari Resources, Ltd........................................................          34,000            63,278


                                      1155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   SATS, Ltd....................................................................          79,870   $       145,231
   SBS Transit, Ltd.............................................................          11,500            15,634
   SC Global Developments, Ltd..................................................          41,000            34,145
   SembCorp Industries, Ltd.....................................................          65,000           245,828
  #SembCorp Marine, Ltd.........................................................          16,000            62,902
   SIA Engineering Co., Ltd.....................................................          10,000            27,571
  *Sinarmas Land, Ltd...........................................................         259,000            62,533
   Singapore Airlines, Ltd......................................................          31,000           273,006
   Singapore Exchange, Ltd......................................................          18,000            92,743
   Singapore Land, Ltd..........................................................          29,000           135,160
   Singapore Post, Ltd..........................................................          83,000            64,279
  #Singapore Press Holdings, Ltd................................................          46,000           135,550
   Singapore Technologies Engineering, Ltd......................................          34,000            79,560
   Singapore Telecommunications, Ltd............................................         209,000           514,749
   Sinostar PEC Holdings, Ltd...................................................          23,000             2,946
   SMRT Corp., Ltd..............................................................          69,000            95,494
   Sound Global, Ltd............................................................          64,000            29,864
   Stamford Land Corp., Ltd.....................................................          86,000            38,266
   StarHub, Ltd.................................................................          22,000            49,450
   Sunningdale Tech, Ltd........................................................          65,000             6,812
   Sunvic Chemical Holdings, Ltd................................................          69,000            28,989
   Super Group, Ltd.............................................................          83,000            91,660
  *Swiber Holdings, Ltd.........................................................          48,000            22,807
   Tat Hong Holdings, Ltd.......................................................          53,000            36,637
 #*Tiger Airways Holdings, Ltd..................................................          48,000            26,409
  *Transcu Group, Ltd...........................................................         108,000             4,293
   Tuan Sing Holdings, Ltd......................................................          61,000            14,274
   UMS Holdings, Ltd............................................................          56,000            20,870
   United Engineers, Ltd........................................................          33,000            54,249
  #United Envirotech, Ltd.......................................................          26,000             7,425
   United Industrial Corp., Ltd.................................................         113,000           247,365
   United Overseas Bank, Ltd....................................................          70,190           963,507
   UOB-Kay Hian Holdings, Ltd...................................................          68,000            86,371
   UOL Group, Ltd...............................................................          87,000           317,542
   Venture Corp., Ltd...........................................................          47,000           269,016
   WBL Corp., Ltd...............................................................          16,000            40,110
  #Wee Hur Holdings, Ltd........................................................         112,500            26,314
   Wheelock Properties, Ltd.....................................................          40,000            50,793
   Wilmar International, Ltd....................................................          34,000           144,264
   Wing Tai Holdings, Ltd.......................................................          98,000            95,726
   Yangzijiang Shipbuilding Holdings, Ltd.......................................          84,000            73,495
   Yanlord Land Group, Ltd......................................................          71,000            64,691
   Yongnam Holdings, Ltd........................................................         153,000            30,999
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                        12,982,256
                                                                                                   ---------------

SOUTH AFRICA -- (1.9%)
   ABSA Group, Ltd..............................................................          32,573           615,755
   Acucap Properties, Ltd.......................................................          12,314            62,974
   Adcock Ingram Holdings, Ltd..................................................          17,790           142,172
   Adcorp Holdings, Ltd.........................................................          10,635            36,186
   Advtech, Ltd.................................................................          35,787            29,217
   Aeci, Ltd....................................................................          21,114           229,744
   Afgri, Ltd...................................................................         106,485            82,969
   African Bank Investments, Ltd................................................         115,048           539,288
   African Oxygen, Ltd..........................................................          18,017            40,956
   African Rainbow Minerals, Ltd................................................          11,320           265,080
   Allied Electronics Corp., Ltd................................................           8,984            26,665
   Allied Technologies, Ltd.....................................................           9,221            61,840
   Anglo American Platinum Corp., Ltd...........................................           2,225           155,860
   AngloGold Ashanti, Ltd.......................................................           2,804           128,693
   AngloGold Ashanti, Ltd. Sponsored ADR........................................           2,119            97,050


                                      1156

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   ArcelorMittal South Africa, Ltd..............................................          37,213   $       324,187
   Aspen Pharmacare Holdings, Ltd...............................................          16,002           203,372
   Assore, Ltd..................................................................           3,267            94,831
   Astral Foods, Ltd............................................................           6,105            94,324
   Aveng, Ltd...................................................................          73,469           325,665
   AVI, Ltd.....................................................................          29,073           153,625
   Avusa, Ltd...................................................................           4,146            10,624
   Barloworld, Ltd..............................................................          41,133           460,000
   Basil Read Holdings, Ltd.....................................................          24,073            40,874
   Bidvest Group, Ltd...........................................................          11,519           247,709
   Blue Label Telecoms, Ltd.....................................................          41,700            33,240
  *Brait SE.....................................................................          89,448           228,657
   Business Connexion Group, Ltd................................................          66,747            40,930
   Capitec Bank Holdings, Ltd...................................................           7,589           177,471
   Cashbuild, Ltd...............................................................           2,360            35,419
   Caxton & CTP Publishers & Printers, Ltd......................................           3,193             6,222
   Cipla Medpro South Africa, Ltd...............................................          86,343            72,701
   City Lodge Hotels, Ltd.......................................................           2,425            23,959
   Clicks Group, Ltd............................................................          22,044           112,001
   Coronation Fund Managers, Ltd................................................          19,518            63,183
   Data Tec, Ltd................................................................          38,696           211,032
   Discovery Holdings, Ltd......................................................          34,939           202,862
   Distell Group, Ltd...........................................................           1,845            16,974
  *Distribution & Warehousing Network, Ltd......................................          53,514            37,542
   DRDGOLD, Ltd.................................................................          84,168            56,015
   EOH Holdings, Ltd............................................................           5,308            20,004
   Eqstra Holdings, Ltd.........................................................          14,728            14,645
  *Evraz Highveld Steel & Vanadium, Ltd.........................................           4,215            21,011
   Exxaro Resources, Ltd........................................................          11,753           288,927
   FirstRand, Ltd...............................................................         162,126           467,828
   Foschini Group, Ltd. (The)...................................................          24,805           343,165
   Gold Fields, Ltd.............................................................           4,836            80,152
   Gold Fields, Ltd. Sponsored ADR..............................................          75,900         1,247,037
   Grindrod, Ltd................................................................          77,660           147,591
   Group Five, Ltd..............................................................          29,546            94,823
   Growthpoint Properties, Ltd..................................................         106,596           271,548
   Harmony Gold Mining Co., Ltd.................................................           5,445            66,245
   Harmony Gold Mining Co., Ltd. Sponsored ADR..................................          57,610           694,777
   Hudaco Industries, Ltd.......................................................           4,292            59,695
  *Hulamin, Ltd.................................................................           9,590            10,417
   Iliad Africa, Ltd............................................................           2,000             1,241
   Illovo Sugar, Ltd............................................................          35,655           116,198
   Impala Platinum Holdings, Ltd................................................          21,673           475,240
   Imperial Holdings, Ltd.......................................................          26,921           475,953
   Investec, Ltd................................................................          23,388           142,994
   JD Group, Ltd................................................................          37,367           233,190
   JSE, Ltd.....................................................................          17,413           170,380
   Kumba Iron Ore, Ltd..........................................................             296            20,263
   Lewis Group, Ltd.............................................................          22,356           214,197
   Liberty Holdings, Ltd........................................................          24,845           269,882
   Life Healthcare Group Holdings, Ltd..........................................          35,165            95,363
   Massmart Holdings, Ltd.......................................................           2,482            55,932
   Mediclinic International, Ltd................................................          50,950           229,463
   Merafe Resources, Ltd........................................................         389,559            45,309
   Metair Investments, Ltd......................................................          25,311            65,793
   MMI Holdings, Ltd............................................................         121,835           282,380
   Mondi, Ltd...................................................................          21,652           172,476
  *Mpact, Ltd...................................................................          26,884            51,520
   Mr. Price Group, Ltd.........................................................          13,969           153,873
   MTN Group, Ltd...............................................................          26,071           440,990
  *Murray & Roberts Holdings, Ltd...............................................          59,524           203,017


                                      1157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
  *Mvelaphanda Group, Ltd.......................................................         105,118   $        46,317
   Mvelaserve, Ltd..............................................................          26,315            35,835
  *Nampak, Ltd..................................................................          93,980           271,507
   Naspers, Ltd. Series N.......................................................          12,051           601,725
   Nedbank Group, Ltd...........................................................          24,096           481,395
   Network Healthcare Holdings, Ltd.............................................          82,943           143,897
   Northam Platinum, Ltd........................................................          21,659            93,270
  *Omnia Holdings, Ltd..........................................................           8,455            93,578
   Palabora Mining Co., Ltd.....................................................           4,054            81,859
   Peregrine Holdings, Ltd......................................................          49,359            63,044
   Pick'n Pay Stores, Ltd.......................................................          14,103            82,352
   Pinnacle Technology Holdings, Ltd............................................           2,260             3,747
   Pioneer Foods, Ltd...........................................................          14,277           111,281
   Pretoria Portland Cement Co., Ltd............................................          38,190           138,124
   PSG Group, Ltd...............................................................          34,260           206,009
   Rainbow Chicken, Ltd.........................................................          20,814            39,745
   Raubex Group, Ltd............................................................          27,230            45,400
   Resilient Property Income Fund, Ltd..........................................          24,027           116,941
   Reunert, Ltd.................................................................          23,260           193,649
  *Royal Bafokeng Platinum, Ltd.................................................           3,603            27,303
   Sanlam, Ltd..................................................................         191,238           741,104
   Santam, Ltd..................................................................           4,935            89,412
  *Sappi, Ltd...................................................................          53,505           176,447
  *Sappi, Ltd. Sponsored ADR....................................................          35,009           114,830
   Sasol, Ltd. Sponsored ADR....................................................          21,700         1,114,078
  *Sentula Mining, Ltd..........................................................          48,196            12,650
   Shoprite Holdings, Ltd.......................................................           9,883           163,155
   Spar Group, Ltd. (The).......................................................          13,033           184,139
   Standard Bank Group, Ltd.....................................................          67,702           924,108
   Stefanutti Stocks Holdings, Ltd..............................................          21,041            28,227
  *Steinhoff International Holdings, Ltd........................................         183,321           588,419
   Sun International, Ltd.......................................................           4,923            56,825
  *Super Group, Ltd.............................................................          59,142            86,821
   Telkom South Africa, Ltd.....................................................          35,335           132,426
   Telkom South Africa, Ltd. Sponsored ADR......................................           1,800            26,730
   Tiger Brands, Ltd............................................................           7,439           239,197
   Tongaat Hulett, Ltd..........................................................          18,596           244,145
   Trencor, Ltd.................................................................          19,453            97,035
   Truworths International, Ltd.................................................          13,658           136,353
   Tsogo Sun Holdings, Ltd......................................................          43,296            96,231
  *Village Main Reef, Ltd.......................................................          96,516            29,008
   Vodacom Group, Ltd...........................................................           6,820            83,834
   Vukile Property Fund, Ltd....................................................          17,897            35,141
   Wilson Bayly Holme-Ovcon, Ltd................................................           8,705           122,321
   Woolworths Holdings, Ltd.....................................................          37,736           202,191
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                        22,133,192
                                                                                                   ---------------

SOUTH KOREA -- (4.0%)
 *Aekyung Petrochemical Co., Ltd................................................           1,813            57,332
 *Amorepacific Corp.............................................................             132           117,574
 *Amorepacific Group............................................................             426            97,645
 *Asia Cement Manufacturing Co., Ltd............................................             360            12,886
 *Asiana Airlines, Inc..........................................................          13,650            89,683
 *Bing Grae Co., Ltd............................................................           1,160            62,473
 *BNG Steel Co., Ltd............................................................           2,150            25,387
 *BS Financial Group, Inc.......................................................          22,580           255,298
  Bu Kwang Pharmaceutical Co., Ltd..............................................           3,496            47,986
 *Capro Corp....................................................................           2,190            49,410
  Cheil Industrial, Inc.........................................................           7,166           640,155
 *Cheil Worldwide, Inc..........................................................           9,650           149,425
 *Chong Kun Dang Pharmaceutical Corp............................................           3,530            65,639


                                      1158

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *CJ CGV Co., Ltd..............................................................           1,710   $        38,515
  *CJ Cheiljedang Corp..........................................................           1,293           354,373
  *CJ Corp......................................................................           2,983           205,531
  *CJ E&M Corp..................................................................           4,000           113,436
  *Crown Confectionery Co., Ltd.................................................              44             6,613
  *Dae Han Flour Mills Co., Ltd.................................................             349            55,257
  *Dae Won Kang Up Co., Ltd.....................................................           9,910            41,106
  *Daechang Co., Ltd............................................................          10,260            14,770
  *Daeduck Electronics Co., Ltd.................................................          11,360           111,088
  *Daeduck Industries Co., Ltd..................................................           4,570            39,219
  *Dae-Il Corp..................................................................           7,510            42,647
   Daekyo Co., Ltd..............................................................          10,840            59,854
  *Daelim Industrial Co., Ltd...................................................           5,068           486,923
  *Daesang Corp.................................................................           4,120            53,998
  *Daesang Holdings Co., Ltd....................................................           1,170             4,547
  *Daewoo Engineering & Construction Co., Ltd...................................          22,020           232,076
   Daewoo International Corp....................................................           3,736           100,208
   Daewoo Securities Co., Ltd...................................................          34,822           407,384
  *Daewoo Shipbuilding & Marine Engineering Co., Ltd............................          16,370           405,074
  *Daewoong Pharmaceutical Co., Ltd.............................................             585            14,638
   Daishin Securities Co., Ltd..................................................           8,650            92,009
  *Daou Technology, Inc.........................................................          12,540           151,475
  *DGB Financial Group, Inc.....................................................          22,520           299,949
  *Dong IL Rubber Belt Co., Ltd.................................................           7,212            53,965
  *Dong Yang Gang Chul Co., Ltd.................................................           8,160            21,934
  *Dong-A Pharmaceutical Co., Ltd...............................................           1,457           123,457
  *Dongbu Corp..................................................................           4,590            20,283
  *Dongbu HiTek Co., Ltd........................................................           5,940            49,034
   Dongbu Insurance Co., Ltd....................................................           5,040           215,348
   Dongbu Securities Co., Ltd...................................................           7,220            30,688
  *Dongbu Steel Co., Ltd........................................................           4,740            27,812
  *Dong-Il Corp.................................................................             773            32,020
  *Dongil Industries Co., Ltd...................................................             542            27,972
  *Dongkuk Steel Mill Co., Ltd..................................................           9,210           193,353
  *Dongwha Pharm Co., Ltd.......................................................           2,640            11,357
  *Dongwon F&B Co., Ltd.........................................................             458            26,125
  *Dongwon Industries Co., Ltd..................................................             550            85,173
  *Dongyang Mechatronics Corp...................................................           3,090            36,775
  *Doosan Construction & Engineering Co., Ltd...................................           7,860            24,222
   Doosan Corp..................................................................           2,164           294,408
  *Doosan Heavy Industries & Construction Co., Ltd..............................           5,594           335,925
  *Doosan Infracore Co., Ltd....................................................           7,840           132,324
  *E1 Corp......................................................................             357            18,347
   E-Mart Co., Ltd..............................................................           1,251           301,355
  *Eugene Investment & Securities Co., Ltd......................................           6,878            23,149
  *Fursys, Inc..................................................................           2,447            74,856
  *Global & Yuasa Battery Co., Ltd..............................................           2,050            82,633
  *Green Cross Corp.............................................................             291            37,003
  *Green Cross Holdings Corp....................................................           4,000            48,243
  *GS Engineering & Construction Corp...........................................           5,266           466,760
  *GS Global Corp...............................................................           2,780            31,512
  *GS Holdings Corp.............................................................           9,349           517,247
  *Halla Climate Control Corp...................................................           4,010            76,310
  *Halla Engineering & Construction Corp........................................           3,187            40,227
  *Han Kuk Carbon Co., Ltd......................................................           3,120            16,936
   Han Yang Securities Co., Ltd.................................................           1,630            10,031
   Hana Financial Group, Inc....................................................          22,460           769,011
  *Handsome Co., Ltd............................................................           3,640           109,124
  *Hanil Cement Co., Ltd........................................................             445            18,534
  *Hanil E-Wha Co., Ltd.........................................................           4,890            41,341
  *Hanjin Heavy Industries & Construction Co., Ltd..............................           4,989            92,463


                                      1159

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Hanjin Heavy Industries & Construction Holdings Co., Ltd.....................           1,540   $        11,053
  *Hanjin Shipping Co., Ltd.....................................................          13,031           156,434
  *Hanjin Shipping Holdings Co., Ltd............................................           1,551            11,780
  *Hanjin Transportation Co., Ltd...............................................           1,530            31,963
  *Hankook Tire Manufacturing Co., Ltd..........................................          14,050           560,351
  *Hanmi Pharm Co., Ltd.........................................................             507            28,866
  *Hansol Chemical Co., Ltd.....................................................           1,170            18,392
  *Hansol Paper Co., Ltd........................................................           4,560            35,921
  *Hansol Technics Co., Ltd.....................................................           1,494            33,574
  *Hanwha Chemical Corp.........................................................          15,350           394,247
  *Hanwha Corp..................................................................           8,650           279,455
  *Hanwha General Insurance Co., Ltd............................................           4,460            30,183
   Hanwha Securities Co., Ltd...................................................           7,429            36,012
  *Hanwha Timeworld Co., Ltd....................................................             700            12,666
  *Hite Jinro Co., Ltd..........................................................           3,432            76,402
  *HMC Investment Securities Co., Ltd...........................................           3,246            43,148
  *Honam Petrochemical Corp.....................................................             766           248,915
   Hotel Shilla Co., Ltd........................................................           5,490           216,028
  *HS R&A Co., Ltd..............................................................             160             2,020
  *Huchems Fine Chemical Corp...................................................           2,620            49,539
  *Husteel Co., Ltd.............................................................           2,170            36,826
  *Hwashin Co., Ltd.............................................................           2,050            22,837
  *Hynix Semiconductor, Inc.....................................................          18,450           439,936
  *Hyosung Corp.................................................................           4,480           249,090
  *Hyundai Corp.................................................................           1,340            30,940
  *Hyundai Department Store Co., Ltd............................................           2,353           383,078
  *Hyundai Development Co.......................................................          10,577           213,621
  *Hyundai Elevator Co., Ltd....................................................           1,094           132,322
  *Hyundai Engineering & Construction Co., Ltd..................................           3,548           225,969
  *Hyundai Glovis Co., Ltd......................................................             440            75,346
  *Hyundai Greenfood Co., Ltd...................................................          11,600           157,329
  *Hyundai Heavy Industries Co., Ltd............................................           1,611           446,018
  *Hyundai Home Shopping Network Corp...........................................             625            76,268
  *Hyundai Hysco Co., Ltd.......................................................           4,930           172,489
  *Hyundai Marine & Fire Insurance Co., Ltd.....................................           7,680           225,349
  *Hyundai Merchant Marine Co., Ltd.............................................           5,081           130,408
  *Hyundai Mipo Dockyard Co., Ltd...............................................           2,122           237,823
  *Hyundai Mobis................................................................           1,684           415,153
   Hyundai Motor Co., Ltd.......................................................           6,212         1,220,267
   Hyundai Securities Co., Ltd..................................................          21,890           207,215
  *Hyundai Steel Co.............................................................           6,010           578,863
   Il Yang Pharmaceutical Co., Ltd..............................................           2,042            55,916
  *Iljin Electric Co., Ltd......................................................           5,010            28,619
  *Ilshin Spinning Co., Ltd.....................................................             271            19,234
  *Ilsung Pharmaceutical Co., Ltd...............................................             146            11,158
  *Industrial Bank of Korea, Ltd................................................          26,580           298,119
  *ISU Chemical Co., Ltd........................................................           1,590            36,133
  *IsuPetasys Co., Ltd..........................................................          14,830            67,872
  *Jahwa Electronics Co., Ltd...................................................           2,450            19,915
  *Jeil Pharmaceutical Co.......................................................           1,820            22,395
   Jeonbuk Bank, Ltd............................................................          12,118            53,694
  *JW Pharmaceutical Corp.......................................................           2,800            36,528
  *Kangwon Land, Inc............................................................           8,480           198,699
  *KB Financial Group, Inc. ADR.................................................          17,812           675,075
  *KC Tech Co., Ltd.............................................................           4,454            21,181
   KCC Corp.....................................................................             860           231,618
  *KEPCO Engineering & Construction Co., Inc....................................           1,061            87,850
   Kia Motors Corp..............................................................           4,964           298,030
  *KISCO Corp...................................................................             222             5,095
   Kishin Corp..................................................................           5,120            24,004
  *KISWIRE, Ltd.................................................................           2,160            85,232


                                      1160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
   KIWOOM Securities Co., Ltd...................................................           1,524   $        79,334
  *Kolon Corp...................................................................             691            13,572
  *Kolon Global Corp............................................................           5,710            26,923
  *Kolon Industries, Inc........................................................           3,274           209,299
  *Korea Electric Power Corp. Sponsored ADR.....................................           7,600            93,708
   Korea Electric Terminal Co., Ltd.............................................           1,750            34,860
   Korea Exchange Bank..........................................................          48,014           337,829
  *Korea Express Co., Ltd.......................................................           1,607           126,952
  *Korea Gas Corp...............................................................           3,277           129,373
   Korea Investment Holdings Co., Ltd...........................................           7,560           274,088
  *Korea Komho Petrochemical Co., Ltd...........................................             931           138,875
  *Korea Life Insurance Co., Ltd................................................          31,047           212,514
  *Korea Line Corp..............................................................             321             8,670
  *Korea Petrochemical Industrial Co., Ltd......................................             322            29,480
   Korea Reinsurance Co., Ltd...................................................           9,435           120,583
  *Korea Zinc Co., Ltd..........................................................             844           287,433
  *Korean Air Co., Ltd..........................................................           5,532           250,665
  *Korean Air Terminal Service Co., Ltd.........................................             360            10,467
  *KP Chemical Corp.............................................................           8,350           122,269
  *KT Corp. Sponsored ADR.......................................................           5,400            80,406
   KT&G Corp....................................................................          10,257           718,684
  *KTB Investment & Securities Co., Ltd.........................................          12,690            29,719
   Kukdo Chemical Co., Ltd......................................................             740            34,447
  *Kumho Industrial Co., Ltd....................................................             962             6,145
  *Kumho Tire Co., Inc..........................................................           3,913            50,814
  *Kwang Dong Pharmaceutical Co., Ltd...........................................          15,340            59,875
  *Kyeryong Construction Industrial Co., Ltd....................................              70               868
   Kyobo Securities Co., Ltd....................................................           5,430            29,749
  *LG Chemical, Ltd.............................................................             757           251,310
  *LG Corp......................................................................           9,600           600,732
  *LG Display Co., Ltd. ADR.....................................................          83,785         1,079,989
  *LG Electronics, Inc..........................................................          11,123           817,993
  *LG Fashion Corp..............................................................           2,740           111,011
  *LG Hausys, Ltd...............................................................           1,425           105,601
   LG Household & Healthcare Co., Ltd...........................................             408           173,557
  *LG Innotek Co., Ltd..........................................................           1,801           144,108
   LG International Corp........................................................           4,010           196,974
  *LG Life Sciences, Ltd........................................................           1,620            53,417
   LG Uplus Corp................................................................          41,370           232,432
   LIG Insurance Co., Ltd.......................................................           5,980           128,922
  *Lotte Chilsung Beverage Co., Ltd.............................................             133           151,015
  *Lotte Confectionary Co., Ltd.................................................             143           216,649
  *Lotte Midopa Co., Ltd........................................................           3,520            53,696
  *Lotte Non-Life Insurance Co., Ltd............................................           1,660             8,966
  *Lotte Sam Kang Co., Ltd......................................................              89            31,305
  *Lotte Shopping Co., Ltd......................................................           1,012           345,419
  *LS Corp......................................................................           3,205           242,207
   LS Industrial Systems Co., Ltd...............................................           1,605            93,597
   Macquarie Korea Infrastructure Fund..........................................          29,144           131,778
  *Meritz Financial Holdings Co., Ltd...........................................           3,387             8,562
   Meritz Fire Marine Insurance Co., Ltd........................................           7,692            80,458
   Meritz Securities Co., Ltd...................................................          69,570            50,620
   Mirae Asset Securities Co., Ltd..............................................           4,186           140,111
  *Moorim P&P Co., Ltd..........................................................           2,250            10,722
  *Moorim Paper Co., Ltd........................................................           1,240             3,053
  *Motonic Corp.................................................................           2,210            16,305
  *Namhae Chemical Corp.........................................................           3,350            31,856
  *Namyang Dairy Products Co., Ltd..............................................              98            74,915
  *NCsoft Corp..................................................................             850           222,783
  *Nexen Corp...................................................................             310            19,595
   NH Investment & Securities Co., Ltd..........................................           8,621            59,854


                                      1161

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *NHN Corp.....................................................................             973   $       183,428
  *NICE Holdings Co., Ltd.......................................................              10               449
  *NICE Information Service Co., Ltd............................................              13               279
  *NK Co., Ltd..................................................................           1,680             6,189
  *Nong Shim Holdings Co., Ltd..................................................             792            36,080
  *NongShim Co., Ltd............................................................             439            92,542
  *OCI Co., Ltd.................................................................           1,126           261,530
  *Orion Corp...................................................................             486           296,212
  *Ottogi Corp..................................................................             244            34,736
  *Poongsan Corp................................................................           3,720           104,121
  *Poongsan Holdings Corp.......................................................             690            15,934
  *POSCO ADR....................................................................          14,800         1,358,048
  *Pusan City Gas Co., Ltd......................................................             930            15,270
  *RNL BIO Co., Ltd.............................................................          11,210            54,688
  *S&T Daewoo Co., Ltd..........................................................             680            18,380
  *S&T Dynamics Co., Ltd........................................................           3,180            48,906
  *S1 Corp......................................................................           1,719            87,149
  *Saehan Industries, Inc.......................................................         104,600            93,904
  *Saeron Automotive Corp.......................................................           3,700            14,364
  *Sajo Industries Co., Ltd.....................................................             870            43,143
  *Sam Kwang Glass Industrial Co., Ltd..........................................             530            31,612
  *Sambu Construction Co., Ltd..................................................             442             2,799
  *Samchully Co., Ltd...........................................................             607            48,864
  *Samsung C&T Corp.............................................................          10,751           661,945
   Samsung Electro-Mechanics Co., Ltd...........................................           7,133           584,157
   Samsung Electronics Co., Ltd.................................................           4,072         4,009,633
   Samsung Electronics Co., Ltd. GDR............................................             684           337,668
   Samsung Engineering Co., Ltd.................................................             662           126,083
   Samsung Fine Chemicals Co., Ltd..............................................           3,638           199,110
   Samsung Fire & Marine Insurance, Ltd.........................................           1,622           313,789
  *Samsung Heavy Industries Co., Ltd............................................          21,100           669,953
   Samsung SDI Co., Ltd.........................................................           6,703           830,769
   Samsung Securities Co., Ltd..................................................           8,372           456,586
   Samsung Techwin Co., Ltd.....................................................           3,840           193,111
  *Samyang Corp.................................................................             770            35,301
  *Samyang Foods Co., Ltd.......................................................             870            30,157
  *Samyang Genex Co., Ltd.......................................................             218            11,733
  *Samyang Holdings Corp........................................................           1,039            82,398
  *SBS Media Holdings Co., Ltd..................................................          17,020            53,805
  *Seah Besteel Corp............................................................           1,820            81,366
  *SeAH Holdings Corp...........................................................             341            41,258
  *SeAH Steel Corp..............................................................             470            35,309
  *Sejong Industrial Co., Ltd...................................................           1,520            15,785
  *Seowon Co., Ltd..............................................................          17,130            56,967
  *Sewon Cellontech Co., Ltd....................................................           9,690            35,024
  *Shinhan Financial Group Co., Ltd.............................................           4,510           179,417
  *Shinhan Financial Group Co., Ltd. ADR........................................          10,048           795,400
   Shinsegae Co., Ltd...........................................................             184            45,187
  *Shinsung Solar Energy Co., Ltd...............................................           5,880            23,114
  *Sindo Ricoh Co., Ltd.........................................................             590            27,825
  *SK Chemicals Co., Ltd........................................................           2,560           146,980
  *SK Gas Co., Ltd..............................................................             560            35,932
  *SK Holdings Co., Ltd.........................................................           4,547           566,746
  *SK Innovation Co., Ltd.......................................................           2,869           433,005
  *SK Networks Co., Ltd.........................................................          22,980           224,716
  *SK Securities Co., Ltd.......................................................          27,790            33,321
   SK Telecom Co., Ltd..........................................................             191            24,227
   SK Telecom Co., Ltd. ADR.....................................................           6,000            84,060
  *SKC Co., Ltd.................................................................           3,450           147,915
  *SL Corp......................................................................           1,730            31,438
   S-Oil Corp...................................................................           1,188           128,499


                                      1162

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Songwon Industrial Co., Ltd..................................................           2,850   $        29,129
  *Ssangyong Cement Industrial Co., Ltd.........................................           4,260            17,616
  *STX Corp.....................................................................           8,910           105,004
  *STX Engine Co., Ltd..........................................................           4,720            69,246
  *STX Offshore & Shipbuilding Co., Ltd.........................................          10,280           119,883
  *STX Pan Ocean Co., Ltd.......................................................          17,890           113,978
  *Sung Jin Geotec Co., Ltd.....................................................           2,900            35,974
  *TaeKwang Industrial Co., Ltd.................................................              85            99,797
  *Taeyoung Engineering & Construction Co., Ltd.................................          14,580            74,338
  *Taihan Electric Wire Co., Ltd................................................          18,426            50,781
  *TEEMS, Inc...................................................................             424             4,093
  *Tong Yang Life Insurance Co., Ltd............................................           5,320            61,485
   Tong Yang Securities, Inc....................................................          13,340            72,880
  *Unid Co., Ltd................................................................           1,490            72,908
  *Woongjin Coway Co., Ltd......................................................           2,960           107,219
  *Woongjin Holdings Co., Ltd...................................................           8,620            36,068
  *Woongjin Thinkbig Co., Ltd...................................................           2,400            33,326
  *Woori Finance Holdings Co., Ltd..............................................          36,260           357,118
  *Woori Finance Holdings Co., Ltd. ADR.........................................           1,200            35,724
   Woori Investment & Securities Co., Ltd.......................................          26,357           311,127
  *Youlchon Chemical Co., Ltd...................................................           1,990            14,355
  *Young Poong Corp.............................................................             198           223,775
  *Youngone Corp................................................................           8,136           192,192
  *Youngone Holdings Co., Ltd...................................................           2,034            94,089
  *Yuhan Corp...................................................................           1,428           170,909
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                        46,297,746
                                                                                                   ---------------
SPAIN -- (1.7%)
   Abengoa SA...................................................................           5,851           123,824
   Abertis Infraestructuras SA..................................................          20,864           352,150
   Acciona SA...................................................................           5,509           442,979
   Acerinox SA..................................................................          18,950           269,253
   Actividades de Construccion y Servicios SA...................................           6,512           201,225
   Almirall SA..................................................................           8,750            61,595
  *Amadeus IT Holding SA........................................................           4,906            84,171
   Antena 3 de Television SA....................................................           7,602            48,025
   Banco Bilbao Vizcaya Argentaria SA...........................................         158,642         1,391,951
  #Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.............................         151,690         1,328,804
  #Banco de Sabadell SA.........................................................         246,989           913,281
  *Banco de Valencia SA.........................................................          16,039             9,649
   Banco Espanol de Credito SA..................................................          17,202            87,819
   Banco Pastor SA..............................................................          20,347            94,267
   Banco Popular Espanol SA.....................................................         135,228           582,491
   Banco Santander SA (5705946).................................................         395,313         3,086,946
  *Banco Santander SA (B7LNLG9).................................................           8,298            64,582
   Banco Santander SA Sponsored ADR.............................................         165,419         1,303,502
   Bankinter SA.................................................................          49,463           332,566
  *Baron de Ley SA..............................................................             336            18,683
   Bolsas y Mercados Espanoles SA...............................................           8,287           226,518
   CaixaBank SA.................................................................          98,004           493,118
  #Caja de Ahorros del Mediterraneo SA..........................................           4,397             7,736
   Campofrio Food Group SA......................................................           6,611            57,650
  *Cementos Portland Valderrivas SA.............................................           1,311            13,038
  *Cie Automotive SA............................................................           3,317            24,368
   Cintra Concesiones de Infraestructuras de Transporte SA......................          24,475           286,760
  *Codere SA....................................................................             996             8,647
   Construcciones y Auxiliar de Ferrocarriles SA................................             239           124,577
  *Deoleo SA....................................................................          55,007            33,147
  *Distribuidora Internacional de Alimentacion SA...............................          14,840            68,695
   Duro Felguera SA.............................................................          12,115            82,180
   Ebro Foods SA................................................................          11,441           219,222


                                      1163

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
   Elecnor SA...................................................................           4,850   $        63,515
   Enagas SA....................................................................          16,519           331,221
  *Ercros SA....................................................................           9,438             8,649
   Faes Farma SA................................................................          16,087            27,961
   Fluidra SA...................................................................           1,871             4,812
   Fomento de Construcciones y Contratas SA.....................................          10,406           244,871
  #Gamesa Corp.Tecnologica SA...................................................          25,864           101,455
   Gas Natural SDG SA...........................................................          33,472           548,537
  *Grifols SA...................................................................          11,550           211,145
   Grupo Catalana Occidente SA..................................................           7,116           127,793
   Grupo Empresarial Ence SA....................................................          29,854            73,366
   Iberdrola SA.................................................................         250,373         1,478,958
   Indra Sistemas SA............................................................          12,587           166,018
   Industria de Diseno Textil SA................................................           2,944           257,265
  *International Consolidated Airlines Group SA.................................          10,448            29,143
  *Jazztel P.L.C................................................................          24,797           136,894
  *La Seda de Barcelona SA Series B.............................................         121,348             7,290
   Mapfre SA....................................................................          69,123           230,215
   Mediaset Espana Comunicacion SA..............................................          31,136           182,362
   Melia Hotels International SA................................................           8,245            48,747
   Miquel y Costas & Miquel SA..................................................           1,408            35,111
  *NH Hoteles SA................................................................          15,900            51,888
   Obrascon Huarte Lain SA......................................................           5,098           137,325
   Papeles y Cartones de Europa SA..............................................           9,942            34,146
   Pescanova SA.................................................................           1,666            57,453
  *Promotora de Informaciones SA Series A.......................................          27,006            27,943
   Prosegur Cia de Seguridad SA.................................................             876            40,454
  *Realia Business SA...........................................................          20,311            29,268
   Red Electrica Corporacion SA.................................................           4,437           204,330
   Repsol YPF SA................................................................           1,603            44,202
   Repsol YPF SA Sponsored ADR..................................................          38,618         1,070,105
 #*Sacyr Vallehermoso SA........................................................          26,161           125,468
  *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...............          12,656            16,450
   Solaria Energia y Medio Ambiente SA..........................................           1,461             1,926
   Tecnicas Reunidas SA.........................................................           1,387            50,426
   Telecomunicaciones y Energia SA..............................................          11,185            21,650
   Telefonica SA Sponsored ADR..................................................          41,974           731,187
  *Tubacex SA...................................................................          17,942            51,709
   Tubos Reunidos SA............................................................          18,902            41,425
   Unipapel SA..................................................................             983            15,206
   Vidrala SA...................................................................           2,401            57,210
   Viscofan SA..................................................................           6,063           233,981
  *Vocento SA...................................................................           1,129             2,633
  *Vueling Airlines SA..........................................................           3,373            25,555
   Zardoya Otis SA..............................................................           5,780            82,537
  *Zeltia SA....................................................................          14,916            34,209
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                        19,947,433
                                                                                                   ---------------

SWEDEN -- (2.2%)
   Aarhuskarlshamn AB...........................................................           4,405           130,434
   Acando AB....................................................................          11,914            26,677
  *Active Biotech AB............................................................           2,646            10,578
   AddTech AB Series B..........................................................             511            12,777
   AF AB Series B...............................................................           5,629           100,387
   Alfa Laval AB................................................................          13,757           282,395
  *Alliance Oil Co., Ltd. SDR...................................................           1,926            22,188
   Assa Abloy AB Series B.......................................................           9,620           261,766
   Atlas Copco AB Series A......................................................           5,196           123,898
   Atlas Copco AB Series B......................................................           4,000            84,771
   Atrium Ljungberg AB Series B.................................................           1,041            12,316
   Avanza Bank Holding AB.......................................................           1,371            35,502


                                      1164

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
   Axfood AB....................................................................           2,200   $        80,294
   Axis Communications AB.......................................................           3,800            88,637
   B&B Tools AB Series B........................................................           4,520            43,955
  *BE Group AB..................................................................          14,179            51,332
   Beijer Alma AB...............................................................           2,039            38,482
  *Betsson AB...................................................................           1,645            42,186
   Bilia AB Series A............................................................           3,378            60,690
   Billerud AB..................................................................          17,197           151,327
   BioGaia AB Series B..........................................................           1,910            52,606
  *BioInvent International AB...................................................           2,561             7,034
  *Bjoern Borg AB...............................................................           4,436            27,420
   Boliden AB...................................................................          58,038           995,532
  *Bure Equity AB...............................................................          19,879            59,573
  *Castellum AB.................................................................          19,419           247,133
  *CDON Group AB................................................................           5,064            31,465
   Clas Ohlson AB Series B......................................................           4,200            54,440
  *Concentric AB................................................................          13,233            89,873
  *Duni AB......................................................................           6,289            54,973
   Electrolux AB Series B.......................................................          43,531           799,800
   Elekta AB Series B...........................................................           6,495           310,787
  *Enea AB......................................................................             846             4,456
 #*Eniro AB.....................................................................          20,661            45,892
  *Etrion Corp..................................................................           7,034             3,777
  *Fabege AB....................................................................          16,897           147,711
  *Fastighets AB Balder Series B................................................           6,448            29,316
   G & L Beijer AB Series B.....................................................           1,454            53,120
   Getinge AB Series B..........................................................          16,009           435,539
   Gunnebo AB...................................................................          11,036            44,636
   Hakon Invest AB..............................................................           9,006           133,902
   Haldex AB....................................................................          13,233            66,036
   Hennes & Mauritz AB Series B.................................................           8,686           284,584
   Hexagon AB Series B..........................................................          39,070           676,107
   Hexpol AB....................................................................           5,500           170,373
  *HIQ International AB.........................................................          11,814            60,906
   Hoganas AB Series B..........................................................           4,556           158,800
   Holmen AB Series B...........................................................          10,885           315,716
   Hufvudstaden AB Series A.....................................................           6,318            66,583
  *Husqvarna AB Series A........................................................          20,121           106,218
  *Husqvarna AB Series B........................................................          91,296           482,942
   Industrial & Financial Systems AB Series B...................................           3,666            51,890
   Intrum Justitia AB...........................................................           8,534           134,654
   JM AB........................................................................          14,128           261,123
  *KappAhl AB...................................................................           6,690             8,040
  *Klovern AB...................................................................           9,524            36,734
   KNOW IT AB...................................................................           4,124            34,911
  *Kungsleden AB................................................................          17,739           134,090
   Lagercrantz Group AB Series B................................................           2,150            16,285
   Lennart Wallenstam Byggnads AB Series B......................................           8,335            82,187
  *Lindab International AB......................................................           8,673            57,027
   Loomis AB Series B...........................................................          13,853           202,265
  *Lundin Petroleum AB..........................................................          30,814           695,841
  *Meda AB Series A.............................................................          46,651           493,578
  *Medivir AB Series B..........................................................           2,073            22,433
   Mekonomen AB.................................................................           1,187            42,285
  *Micronic Mydata AB...........................................................          28,090            46,691
   Millicom International Cellular SA SDR.......................................           1,369           135,531
   Modern Times Group AB Series B...............................................           5,064           253,961
  *NCC AB Series A..............................................................           1,248            25,676
   NCC AB Series B..............................................................          16,479           341,492
   Nederman Holding AB..........................................................              53               784
  *Net Entertainment NE AB......................................................             526             4,483


                                      1165

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *Net Insight AB Series B......................................................          22,728   $         7,355
   New Wave Group AB Series B...................................................           9,099            39,060
   NIBE Industrier AB Series B..................................................           7,479           114,216
  *Nobia AB.....................................................................          25,146            96,198
   Nolato AB Series B...........................................................           3,860            33,838
   Nordea Bank AB...............................................................         182,805         1,534,544
  *Nordic Mines AB..............................................................           4,142            37,498
   Nordnet AB Series B..........................................................          16,211            43,643
   Orc Group AB.................................................................           5,003            63,371
  *Orexo AB.....................................................................           6,590            24,095
   Oriflame Cosmetics SA SDR....................................................           2,373            75,689
  *PA Resources AB..............................................................         142,049            34,787
   Peab AB Series B.............................................................          35,555           198,887
   Pricer AB Series B...........................................................          33,823            65,706
   Proffice AB Series B.........................................................           4,861            18,778
   Ratos AB Series B............................................................          33,177           418,909
  *Rederi AB Transatlantic......................................................           7,086            10,750
  *Rezidor Hotel Group AB.......................................................          15,502            58,599
  *rnb Retail & Brands AB.......................................................           1,569               668
   Rottneros AB.................................................................           4,870             1,660
   Saab AB Series B.............................................................           5,693           122,042
   Sagax AB.....................................................................              56             1,413
   Sandvik AB...................................................................          18,868           279,649
 #*SAS AB.......................................................................          28,292            36,845
   Scania AB Series B...........................................................           9,602           165,864
   Securitas AB Series B........................................................          26,879           253,239
   Skandinaviska Enskilda Banken AB Series A....................................         153,839           969,572
   Skanska AB Series B..........................................................          60,753         1,063,667
   SKF AB Series A..............................................................           1,000            23,742
   SKF AB Series B..............................................................          13,322           315,640
   Skistar AB...................................................................           3,440            44,762
   SSAB AB Series A.............................................................          29,208           307,137
   SSAB AB Series B.............................................................          12,799           117,312
  *Svenska Cellulosa AB Series A................................................           5,459            90,899
   Svenska Cellulosa AB Series B................................................          67,501         1,129,215
   Svenska Handelsbanken AB Series A............................................          31,484           946,987
  *Svenska Handelsbanken AB Series B............................................             412            12,049
   Sweco AB Series B............................................................           3,342            28,948
   Swedbank AB Series A.........................................................          71,036         1,022,473
   Swedish Match AB.............................................................          12,943           451,283
  *Swedish Orphan Biovitrum AB..................................................          30,705            80,248
   Systemair AB.................................................................             682             9,142
   Tele2 AB Series B............................................................          19,176           366,691
  *Telefonaktiebolaget LM Ericsson AB Series A..................................           8,297            77,432
  *Telefonaktiebolaget LM Ericsson AB Series B..................................          86,525           805,221
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................          90,500           838,935
   TeliaSonera AB...............................................................         125,141           834,260
  *TradeDoubler AB..............................................................           5,619            26,174
   Trelleborg AB Series B.......................................................          49,316           465,990
   Unibet Group P.L.C. SDR......................................................           3,839            94,990
   Vitrolife AB.................................................................           4,005            29,049
   Volvo AB Series A............................................................          19,689           256,410
   Volvo AB Series B............................................................          56,121           728,515
   Volvo AB Sponsored ADR.......................................................           1,200            15,480
   Wihlborgs Fastigheter AB.....................................................           6,860            93,923
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                        25,743,252
                                                                                                   ---------------

SWITZERLAND -- (4.3%)
   ABB, Ltd.....................................................................          14,720           307,204
   ABB, Ltd. Sponsored ADR......................................................          43,600           908,188
   Acino Holding AG.............................................................             904           101,801


                                      1166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Actelion, Ltd................................................................           8,086   $       310,280
   Adecco SA....................................................................          15,663           745,824
   AFG Arbonia-Forster Holding AG...............................................           3,805            84,730
   Allreal Holding AG...........................................................           2,364           358,379
   Alpiq Holding AG.............................................................             456            84,485
  *Aryzta AG....................................................................          16,968           784,351
   Ascom Holding AG.............................................................           5,432            52,641
   Austriamicrosystems AG.......................................................           2,572           125,009
  *Autoneum Holding AG..........................................................             562            31,761
   Bachem Holdings AG...........................................................             894            32,630
   Baloise Holding AG...........................................................           9,576           735,370
   Bank Coop AG.................................................................           2,054           138,222
   Bank Sarasin & Cie AG Series B...............................................           6,675           202,913
   Banque Cantonale de Geneve SA................................................              65            14,471
   Banque Cantonale Vaudoise AG.................................................             575           291,215
   Banque Privee Edmond de Rothschild SA........................................               1            25,959
   Barry Callebaut AG...........................................................             251           236,330
  *Basilea Pharmaceutica AG.....................................................           1,162            49,240
  *Basler Kantonalbank AG.......................................................           1,030           141,995
   Belimo Holdings AG...........................................................              41            77,850
  *Bell AG......................................................................              22            41,272
   Berner Kantonalbank AG.......................................................             821           223,741
  *BKW SA.......................................................................           1,385            54,166
  *Bobst Group AG...............................................................           1,063            28,949
   Bossard Holding AG...........................................................             419            56,997
   Bucher Industries AG.........................................................           1,455           287,776
   Burckhardt Compression Holding AG............................................             583           146,723
  *Burkhalter Holding AG........................................................              21             5,522
   Carlo Gavazzi Holding AG.....................................................              41             8,274
   Centralschweizerische Kraftwerke AG..........................................             106            38,029
   Charles Voegele Holding AG...................................................           1,422            29,104
  *Cicor Technologies...........................................................               6               224
   Cie Financiere Tradition SA..................................................             455            34,379
  *Clariant AG..................................................................          36,408           443,889
   Coltene Holding AG...........................................................             641            21,651
   Compagnie Financiere Richemont SA Series A...................................          25,724         1,462,045
   Conzzeta AG..................................................................              35            66,630
   Credit Suisse Group AG.......................................................          31,872           829,293
   Credit Suisse Group AG Sponsored ADR.........................................          21,782           567,203
   Daetwyler Holding AG.........................................................           1,861           131,410
  *Dufry AG.....................................................................           2,376           270,567
   EFG International AG.........................................................          10,102            87,402
   Emmi AG......................................................................             576           119,685
  #EMS-Chemie Holding AG........................................................             886           159,776
   Energiedienst Holding AG.....................................................             904            46,400
   Ferrexpo P.L.C...............................................................          17,648            95,130
   Flughafen Zuerich AG.........................................................             783           297,696
   Forbo Holding AG.............................................................             257           154,699
   Galenica Holding AG..........................................................             555           323,658
   GAM Holding AG...............................................................          38,169           489,038
  *Gategroup Holding AG.........................................................           3,731           105,540
   Geberit AG...................................................................           1,952           403,989
   George Fisher AG.............................................................             653           274,855
   Givaudan SA..................................................................             993           928,999
   Gurit Holding AG.............................................................              86            45,034
   Helvetia Holding AG..........................................................           1,053           354,213
   Holcim, Ltd..................................................................          31,260         1,789,056
  *Huber & Suhner AG............................................................             887            41,504
   Implenia AG..................................................................           1,803            52,121
   Inficon Holding AG...........................................................             242            47,058
  *Interroll Holding AG.........................................................              48            17,727


                                      1167

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
  *Intershop Holding AG.........................................................             120   $        41,934
   Julius Baer Group, Ltd.......................................................          40,627         1,655,663
   Kaba Holding AG..............................................................             336           125,541
  *Kardex AG....................................................................           1,417            22,164
   Komax Holding AG.............................................................             777            73,737
   Kudelski SA..................................................................           6,080            52,648
   Kuehne & Nagel International AG..............................................           3,286           413,990
  *Kuoni Reisen Holding AG Series B.............................................             743           220,256
   LEM Holding SA...............................................................              41            17,742
   Liechtensteinische Landesbank AG.............................................           1,577            66,866
   Lindt & Spruengli AG.........................................................               5           171,106
 #*Logitech International SA (B18ZRK2)..........................................          30,755           235,893
 #*Logitech International SA (H50430232)........................................           5,400            40,878
   Lonza Group AG...............................................................          10,253           555,364
   Luzerner Kantonalbank AG.....................................................             556           189,724
   Metall Zug AG................................................................              36           144,858
 #*Meyer Burger Technology AG...................................................           7,425           142,620
  *Micronas Semiconductor Holding AG............................................           6,211            52,192
  *Mobilezone Holding AG........................................................           4,831            52,777
   Mobimo Holding AG............................................................           1,199           277,098
  #Nestle SA....................................................................          87,940         5,046,355
   Nobel Biocare Holding AG.....................................................           5,337            74,317
   Novartis AG..................................................................           7,309           396,684
   Novartis AG ADR..............................................................          93,214         5,067,113
  *OC Oerlikon Corp. AG.........................................................          32,500           222,944
   Orell Fuessli Holding AG.....................................................             152            17,421
  *Panalpina Welttransport Holding AG...........................................           1,841           197,767
   Partners Group Holding AG....................................................             454            79,479
   Phoenix Mecano AG............................................................             126            70,606
  *Precious Woods Holding AG....................................................             323             3,632
  *PSP Swiss Property AG........................................................           2,990           249,832
   PubliGroupe SA...............................................................             265            37,721
  *Rieters Holdings AG..........................................................             562           104,267
   Roche Holding AG Bearer......................................................             424            74,380
   Roche Holding AG Genusschein.................................................           9,111         1,545,722
   Romande Energie Holding SA...................................................              45            58,440
  *Schaffner Holding AG.........................................................             144            37,961
   Schindler Holding AG.........................................................           1,376           160,164
  *Schmolz & Bickenbach AG......................................................           8,101            56,706
   Schweiter Technologies AG....................................................             164            98,182
   Schweizerische National-Versicherungs-Gesellschaft AG........................           3,184           109,819
   SGS SA.......................................................................             180           324,035
  *Siegfried Holding AG.........................................................             352            32,695
   Sika AG......................................................................             306           632,925
   Sonova Holding AG............................................................           1,847           189,379
   St. Galler Kantonalbank AG...................................................             521           208,655
   Straumann Holding AG.........................................................             472            85,046
   Sulzer AG....................................................................           3,626           455,441
   Swatch Group AG (The)........................................................           3,405         1,440,612
   Swatch Group AG Registered Shares (The)......................................           2,528           186,178
   Swiss Life Holding AG........................................................           5,858           582,414
  *Swiss Re, Ltd................................................................          40,050         2,179,429
   Swisscom AG..................................................................             723           285,829
   Swisslog Holding AG..........................................................          37,989            34,390
   Swissquote Group Holding SA..................................................           1,451            58,141
   Syngenta AG ADR..............................................................           9,600           582,720
   Synthes, Inc.................................................................           7,869         1,341,374
   Tamedia AG...................................................................             419            52,337
   Tecan Group AG...............................................................           1,806           132,069
  *Temenos Group AG.............................................................           3,357            60,619
  *Tornos Holding AG............................................................           1,468            15,339


                                      1168

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
  *U-Blox AG....................................................................             616   $        30,052
  *UBS AG.......................................................................          88,818         1,211,762
  *UBS AG ADR...................................................................         128,000         1,739,520
   Uster Technologies AG........................................................             445            19,794
   Valiant Holding AG...........................................................           3,123           389,448
   Valora Holding AG............................................................             569           131,765
   Vaudoise Assurances Holding SA...............................................             123            34,068
   Verwaltungs und Privat-Bank AG...............................................             749            68,239
  *Vetropack Holding AG.........................................................              45            87,095
  *Von Roll Holding AG..........................................................          14,867            41,561
   Vontobel Holdings AG.........................................................           5,361           145,000
   VZ Holding AG................................................................             207            21,337
   WMH Walter Meier Holding AG..................................................              61            14,377
   Ypsomed Holdings AG..........................................................             537            31,601
   Zehnder Group AG.............................................................           2,160           135,188
  *Zueblin Immobilien Holding AG................................................           4,474            11,393
   Zuger Kantonalbank AG........................................................              25           136,214
   Zurich Financial Services AG.................................................           9,853         2,371,317
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                        50,184,193
                                                                                                   ---------------
TAIWAN -- (3.0%)
  *A.G.V. Products Corp.........................................................          84,969            29,882
  *Ability Enterprise Co., Ltd..................................................          52,530            50,158
   AcBel Polytech, Inc..........................................................         108,540            67,156
   Accton Technology Corp.......................................................         113,929            60,109
   Acer, Inc....................................................................         245,810           343,640
   Action Electronics Co., Ltd..................................................          61,921            17,138
   Advanced Semiconductor Engineering, Inc......................................          73,380            77,164
 #*Advanced Semiconductor Engineering, Inc. ADR.................................          32,288           170,158
   Advantech Co., Ltd...........................................................          28,600            86,660
   ALI Corp.....................................................................          33,000            45,419
   Allis Electric Co., Ltd......................................................           8,000             1,964
   Alpha Networks, Inc..........................................................          70,000            59,537
   Altek Corp...................................................................          34,498            28,091
   Ambassador Hotel (The).......................................................          55,000            64,984
   AmTRAN Technology Co., Ltd...................................................         134,823            83,237
  *Arima Communications Corp....................................................          57,000            44,761
   Asia Cement Corp.............................................................         238,920           286,756
  *Asia Optical Co., Inc........................................................          41,000            33,545
   Asia Polymer Corp............................................................          82,500           105,915
   Asia Vital Components Co., Ltd...............................................          40,060            29,238
   Asustek Computer, Inc........................................................          36,502           288,540
   AU Optronics Corp............................................................         557,980           297,236
   AU Optronics Corp. Sponsored ADR.............................................          20,322           107,097
   Audix Corp...................................................................          16,000            15,128
   AV Tech Corp.................................................................          12,000            38,484
  *Avermedia Technologies, Inc..................................................          25,000            22,571
   Avision, Inc.................................................................          15,000             5,959
   Bank of Kaohsiung............................................................          55,750            16,504
  *Basso Industry Corp., Ltd....................................................           2,000             1,439
   BES Engineering Corp.........................................................         238,000            66,277
   C Sun Manufacturing, Ltd.....................................................          26,000            16,743
   Capital Securities Corp......................................................         218,448            90,487
   Career Technology MFG. Co., Ltd..............................................          32,000            52,264
  *Carnival Industrial Corp.....................................................          28,000             8,295
   Catcher Technology Co., Ltd..................................................          37,360           232,454
   Cathay Financial Holdings Co., Ltd...........................................          92,111           105,158
   Cathay Real Estate Development Co., Ltd......................................         223,000            86,300
   Central Reinsurance Co., Ltd.................................................          28,000            11,698
   Champion Building Materials Co., Ltd.........................................          74,526            35,524
   Chang Hwa Commercial Bank....................................................         698,730           395,375


                                      1169

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Charoen Pokphand Enterprises Co., Ltd........................................          64,000   $        31,715
   Cheng Loong Corp.............................................................         165,360            63,768
   Cheng Shin Rubber Industry Co., Ltd..........................................          74,250           176,304
   Cheng Uei Precision Industry Co., Ltd........................................          62,427           147,286
   Chenming Mold Industrial Corp................................................          20,000            14,333
   Chia Hsin Cement Corp........................................................          68,289            29,442
   Chicony Electronics Co., Ltd.................................................          65,068           114,295
   Chien Kuo Construction Co., Ltd..............................................          75,250            36,413
  *Chimei Innolux Corp..........................................................         511,478           236,956
   China Airlines, Ltd..........................................................         359,019           168,767
   China Chemical & Pharmaceutical Co...........................................          99,000            63,951
   China Development Financial Holding Corp.....................................       1,324,573           394,078
   China Ecotek Corp............................................................          11,000            21,395
   China Electric Manufacturing Co., Ltd........................................          48,000            31,888
  *China General Plastics Corp..................................................           3,000             1,085
   China Glaze Co., Ltd.........................................................          29,599            14,894
   China Life Insurance Co., Ltd................................................         221,118           205,993
  *China Manmade Fiber Co., Ltd.................................................         290,000            98,529
   China Metal Products Co., Ltd................................................          96,387            65,681
  *China Motor Co., Ltd.........................................................         110,000           117,598
   China Petrochemical Development Corp.........................................         273,218           304,756
   China Steel Chemical Corp....................................................           8,000            35,443
   China Steel Corp.............................................................         409,134           405,026
   China Steel Structure Co., Ltd...............................................          24,000            22,155
   China Synthetic Rubber Corp..................................................          50,224            46,483
  *China Wire & Cable Co., Ltd..................................................          61,000            15,595
   Chinatrust Financial Holdings Co., Ltd.......................................         767,461           495,434
   Chinese Maritime Transport, Ltd..............................................          15,000            20,978
   Chin-Poon Industrial Co., Ltd................................................         126,126            90,212
   Chong Hong Construction Co...................................................          24,381            48,604
   Chroma Ate, Inc..............................................................          14,560            33,342
   Chun Yuan Steel Industrial Co., Ltd..........................................          53,500            21,329
   Chung Hsin Electric & Machinery Co., Ltd.....................................          81,000            42,314
   Chung Hung Steel Corp........................................................         113,212            36,007
   Chung Hwa Pulp Corp..........................................................          50,470            17,415
  *Chunghwa Telecom Co., Ltd....................................................          32,727           106,307
   Chunghwa Telecom Co., Ltd. ADR...............................................           1,520            49,263
  *Chungwa Picture Tubes Co., Ltd...............................................         622,656            30,323
   Clevo Co., Ltd...............................................................          42,017            71,061
  *CMC Magnetics Corp...........................................................         460,000            83,765
   Collins Co., Ltd.............................................................          54,802            25,464
   Compal Communications, Inc...................................................          38,000            70,884
   Compal Electronics, Inc......................................................         418,747           469,313
  *Compeq Manufacturing Co., Ltd................................................         172,000            62,305
   Continental Holdings Corp....................................................         124,000            44,914
   Coxon Precise Industrial Co., Ltd............................................          12,000            15,432
   CSBC Corp. Taiwan............................................................          58,000            46,187
   CTCI Corp....................................................................          46,444            65,275
   Cyberlink Corp...............................................................          11,203            29,033
   Cybertan Technology, Inc.....................................................          42,424            43,475
   Da Cin Construction Co., Ltd.................................................          36,000            20,810
   Darfon Electronics Corp......................................................          51,000            31,696
   Delpha Construction Co., Ltd.................................................          52,275            17,434
   Delta Electronics, Inc.......................................................          45,320           117,330
   Depo Auto Parts Industrial Co., Ltd..........................................          32,000            66,838
   D-Link Corp..................................................................          93,062            69,128
   Dynamic Electronics Co., Ltd.................................................          66,521            26,339
   E.Sun Financial Holding Co., Ltd.............................................         666,696           313,853
  *Eastern Media International Corp.............................................          70,000             9,225
   Eclat Textile Co., Ltd.......................................................          28,620            51,028
   Elan Microelectronics Corp...................................................          27,000            28,147


                                      1170

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Elite Material Co., Ltd......................................................          59,162   $        44,061
  *Elite Semiconductor Memory Technology, Inc...................................          34,000            31,965
  *Elitegroup Computer Systems Co., Ltd.........................................         205,000            47,838
   Entie Commercial Bank........................................................          84,000            38,495
   Epistar Corp.................................................................         109,169           267,375
  *Eternal Chemical Co., Ltd....................................................         116,140            95,056
   Eva Airways Corp.............................................................         228,380           153,377
   Evergreen International Storage & Transport Corp.............................          85,000            46,271
   Evergreen Marine Corp., Ltd..................................................         291,399           162,968
   Everlight Chemical Industrial Corp...........................................           8,800             5,160
  *Everlight Electronics Co., Ltd...............................................          66,225           126,653
  *Everspring Industry Co., Ltd.................................................          16,000             4,246
  *Excelsior Medical Co., Ltd...................................................          13,793            32,655
   Far Eastern Department Stores Co., Ltd.......................................         123,827           167,192
   Far Eastern International Bank...............................................         252,558            99,440
   Far Eastern New Century Corp.................................................         191,007           234,796
   Far EasTone Telecommunications Co., Ltd......................................         116,000           223,612
   Faraday Technology Corp......................................................          29,395            41,707
   Farglory Land Development Co., Ltd...........................................          49,000            90,713
   Federal Corp.................................................................         138,817            69,986
   Feng Hsin Iron & Steel Co., Ltd..............................................          29,000            48,512
   Feng Tay Enterprise Co., Ltd.................................................          34,980            31,302
   First Copper Technology Co., Ltd.............................................          49,000            14,431
   First Financial Holding Co., Ltd.............................................         417,938           256,246
   First Hotel..................................................................          44,280            29,637
   First Insurance Co., Ltd.....................................................          35,000            15,518
   First Steamship Co., Ltd.....................................................          36,105            47,730
   FLEXium Interconnect, Inc....................................................          16,568            54,424
   Forhouse Corp................................................................          52,000            33,769
  *Formosa Advanced Technologies Co., Ltd.......................................          10,000             8,539
   Formosa Chemicals & Fiber Co., Ltd...........................................         106,040           304,559
   Formosa Epitaxy, Inc.........................................................          41,000            30,092
  *Formosa Petrochemical Corp...................................................          14,000            43,655
   Formosa Plastics Corp........................................................         112,430           327,586
   Formosa Taffeta Co., Ltd.....................................................         137,000           131,550
   Formosan Rubber Group, Inc...................................................         117,000            78,439
   Formosan Union Chemical Corp.................................................          61,061            42,526
  *Fortune Electric Co., Ltd....................................................          17,000             7,812
   Founding Construction & Development Co., Ltd.................................          33,790            20,720
   Foxconn Technology Co., Ltd..................................................          29,943           117,549
  *Froch Enterprise Co., Ltd....................................................          29,000            11,666
   FSP Technology, Inc..........................................................          26,782            22,501
   Fubon Financial Holding Co., Ltd.............................................         303,846           338,462
   Fwusow Industry Co., Ltd.....................................................          63,860            33,775
   G Shank Enterprise Co., Ltd..................................................          21,000            11,608
   Gemtek Technology Corp.......................................................          31,348            26,617
  *Genesis Photonics, Inc.......................................................          19,000            25,862
   Getac Technology Corp........................................................          95,000            48,683
   Giant Manufacturing Co., Ltd.................................................          18,760            79,342
  *Giantplus Technology Co., Ltd................................................          32,000             8,950
   Giga Storage Corp............................................................          43,450            27,868
   Gigabyte Technology Co., Ltd.................................................          82,000            66,260
   Gintech Energy Corp..........................................................          49,394            69,582
   Global Brands Manufacture, Ltd...............................................          22,445            11,009
  *Global Mixed Mode Technology, Inc............................................          12,000            33,994
  *Globe Union Industrial Corp..................................................          41,000            29,713
   Gold Circuit Electronics, Ltd................................................          71,070            18,400
   Goldsun Development & Construction Co., Ltd..................................         235,624            92,785
   Grand Pacific Petrochemical Corp.............................................         158,000            80,288
   Great China Metal Industry Co., Ltd..........................................          26,000            29,909
   Great Taipei Gas Co., Ltd....................................................          41,000            25,017


                                      1171

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Great Wall Enterprise Co., Ltd...............................................          72,653   $        72,439
   Greatek Co., Ltd.............................................................          95,491            79,120
   Green Energy Technology, Inc.................................................          26,554            35,577
   GTM Corp.....................................................................          27,000            13,348
  *Hannstar Board Corp..........................................................          49,096            21,272
  *HannStar Display Corp........................................................         786,000            55,049
  *HannsTouch Solution, Inc.....................................................          98,026            41,464
   Harvatek Corp................................................................          22,439            13,556
   Hey Song Corp................................................................          82,000            73,487
   Highwealth Construction Corp.................................................          35,147            57,034
  *Hiwin Technologies Corp......................................................           4,000            36,958
  *Ho Tung Holding Corp.........................................................          75,264            41,617
  *Hocheng Corp.................................................................          66,000            16,931
   Holiday Entertainment Co., Ltd...............................................          12,000            18,828
   Holtek Semiconductor, Inc....................................................          11,000            10,942
   Holy Stone Enterprise Co., Ltd...............................................          43,827            41,236
   Hon Hai Precision Industry Co., Ltd..........................................         300,412           968,819
   Hong Tai Electric Industrial Co., Ltd........................................          72,000            22,307
  *Hota Industrial Manufacturing Co., Ltd.......................................          20,000             8,465
   Hotai Motor Co., Ltd.........................................................          28,000           144,861
   Hsin Kuang Steel Co., Ltd....................................................          51,000            34,459
   HTC Corp.....................................................................           4,522            74,361
   Hua Eng Wire & Cable Co., Ltd................................................          59,000            14,963
   Hua Nan Financial Holding Co., Ltd...........................................         382,467           217,180
   Huaku Development Co., Ltd...................................................          34,843            84,081
   Huang Hsiang Construction Co.................................................           6,000            10,422
   Hung Poo Construction Corp...................................................          73,695            57,998
   Hung Sheng Construction Co., Ltd.............................................         137,500            63,008
  *Ichia Technologies, Inc......................................................          63,000            50,887
   I-Chiun Precision Industry Co., Ltd..........................................          12,000             6,491
   ICP Electronics, Inc.........................................................          25,000            35,565
   Infortrend Technology, Inc...................................................          60,320            53,867
  *Inotera Memories, Inc........................................................         311,634            57,299
   Inventec Corp................................................................         371,932           157,233
   I-Sheng Electric Wire & Cable Co., Ltd.......................................          25,000            31,913
   ITE Technology, Inc..........................................................          23,000            21,390
   ITEQ Corp....................................................................          32,577            36,028
  *Jenn Feng New Energy Co., Ltd................................................          11,000             7,213
  *Jess-Link Products Co., Ltd..................................................          25,000            24,950
   Johnson Health Tech Co., Ltd.................................................           7,175            15,396
   Kang Na Hsiung Enterprise Co., Ltd...........................................          34,000            16,374
  *Kao Hsing Chang Iron & Steel Corp............................................          69,000            10,459
   Kaulin Manufacturing Co., Ltd................................................          25,000            18,432
   Kee Tai Properties Co., Ltd..................................................          63,790            30,157
   Kenda Rubber Industrial Co., Ltd.............................................         128,280           141,848
   Kerry TJ Logistics Co., Ltd..................................................          16,000            17,471
   King Slide Works Co., Ltd....................................................           9,000            45,678
   King Yuan Electronics Co., Ltd...............................................         218,545            84,994
   Kingdom Construction Co., Ltd................................................          52,000            30,744
  *King's Town Bank.............................................................         212,000           136,089
   King's Town Construction Co., Ltd............................................          16,329            10,844
   Kinik Co.....................................................................          26,000            36,783
   Kinko Optical Co., Ltd.......................................................          18,000            21,968
   Kinpo Electronics, Inc.......................................................         201,000            47,030
   Kinsus Interconnect Technology Corp..........................................          40,000           129,825
   Knowledge-Yield-Excellence Systems Corp......................................          67,040            26,418
   KS Terminals, Inc............................................................          15,162            11,229
   Kung Long Batteries Industrial Co., Ltd......................................           9,000            13,103
  *Kuoyang Construction Co., Ltd................................................          65,000            25,487
   Kwong Fong Industries Corp...................................................          66,500            23,616
   L&K Engineering Co., Ltd.....................................................          17,000            15,763


                                      1172

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Lan Fa Textile Co., Ltd......................................................          28,922   $        10,523
   Largan Precision Co., Ltd....................................................           4,000            86,120
   LCY Chemical Corp............................................................          52,664            93,331
   Lealea Enterprise Co., Ltd...................................................         200,567            82,452
   Lee Chi Enterprises Co., Ltd.................................................          96,000            39,437
  *Leofoo Development Co., Ltd..................................................          34,417            21,584
   LES Enphants Co., Ltd........................................................          21,178            26,599
   Li Peng Enterprise Co., Ltd..................................................          19,800             7,638
   Lien Hwa Industrial Corp.....................................................          98,284            62,507
   Lingsen Precision Industries, Ltd............................................          49,000            25,344
   LITE-ON IT Corp..............................................................          70,349            69,160
   Lite-On Semiconductor Corp...................................................          62,000            27,921
   Lite-On Technology Corp......................................................         359,664           456,220
   Long Bon International Co., Ltd..............................................          48,000            19,171
   Long Chen Paper Co., Ltd.....................................................          56,000            16,667
  *Lotes Co., Ltd...............................................................           6,000            16,606
   Lumax International Corp., Ltd...............................................          11,550            22,537
   Macronix International Co., Ltd..............................................         649,250           285,441
   Marketech International Corp.................................................          22,000            13,874
   Masterlink Securities Corp...................................................         137,000            44,347
   Mayer Steel Pipe Corp........................................................          29,700            14,055
   Maywufa Co., Ltd.............................................................          49,000            19,712
   Media Tek, Inc...............................................................           7,048            67,334
   Mega Financial Holding Co., Ltd..............................................         459,080           314,742
   Mercuries & Associates, Ltd..................................................          48,364            51,323
   Merida Industry Co., Ltd.....................................................          12,000            29,206
   Merry Electronics Co., Ltd...................................................          34,000            41,008
  *Microelectronics Technology, Inc.............................................         133,452            46,679
   Micro-Star International Co., Ltd............................................         154,394            65,494
   Min Aik Technology Co., Ltd..................................................          17,000            34,639
  *Mirle Automation Corp........................................................          45,150            34,886
   Mitac International Corp.....................................................         169,039            55,811
  *Mosel Vitelic, Inc...........................................................          48,858             7,421
  *Namchow Chemical Industrial Co., Ltd.........................................          36,000            31,514
   Nan Kang Rubber Tire Co., Ltd................................................          41,445            66,982
   Nan Ya Plastic Corp..........................................................         130,750           276,309
   Nan Ya Printed Circuit Board Corp............................................          25,214            59,504
   Nantex Industry Co., Ltd.....................................................          12,592            10,753
  *Nanya Technology Corp........................................................         152,000            12,400
   National Petroleum Co., Ltd..................................................          67,000            70,248
  *Neo Solar Power Corp.........................................................          55,000            45,978
   Nien Hsing Textile Co., Ltd..................................................          72,515            51,640
   Novatek Microelectronics Corp................................................          32,000            90,947
  *Ocean Plastics Co., Ltd......................................................          14,000             9,178
   Opto Tech Corp...............................................................          92,000            38,271
  *Orient Semiconductor Electronics, Ltd........................................         103,000            15,144
  *Oriental Union Chemical Corp.................................................          82,720           120,132
   Pan Jit International, Inc...................................................          43,940            25,809
   Pan-International Industrial Corp............................................          54,852            50,570
   Paragon Technologies Co., Ltd................................................           7,000             7,438
   Pegatron Corp................................................................         257,261           311,462
   Phihong Technology Co., Ltd..................................................          46,000            61,484
  *Pihsiang Machinery Manufacturing Co., Ltd....................................          29,000            34,929
   Pou Chen Corp................................................................         385,528           338,279
  *Power Quotient International Co., Ltd........................................          20,000             6,675
   Powercom Co., Ltd............................................................          48,150            27,734
   Powertech Technology, Inc....................................................         103,900           260,103
   President Chain Store Corp...................................................          14,768            79,476
   President Securities Corp....................................................         123,468            61,669
   Prince Housing & Development Corp............................................         157,162           104,800
  *Promise Technology, Inc......................................................          34,874            20,316


                                      1173

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Qisda Corp...................................................................         349,875   $        86,865
   Quanta Computer, Inc.........................................................          36,007            77,037
  *Radiant Opto-Electronics Corp................................................          52,581           200,148
   Radium Life Tech Corp........................................................         173,374           141,980
   Ralec Electronic Corp........................................................           8,416            10,393
   Realtek Semiconductor Corp...................................................          60,728           112,620
   Rechi Precision Co., Ltd.....................................................          29,000            25,131
  *Richtek Technology Corp......................................................          12,000            67,018
  *Ritek Corp...................................................................         419,759            66,199
   Ruentex Development Co., Ltd.................................................          54,198            66,956
   Ruentex Industries, Ltd......................................................          56,162           107,076
   Sampo Corp...................................................................          82,155            23,717
   San Fang Chemical Industry Co., Ltd..........................................           9,900             7,814
   Sanyang Industrial Co., Ltd..................................................         227,900           134,798
   Sanyo Electric Taiwan Co., Ltd...............................................          15,000            14,023
  *ShenMao Technology, Inc......................................................           9,922            13,232
   Shih Wei Navigation Co., Ltd.................................................          17,000            15,459
   Shihlin Electric & Engineering Corp..........................................          57,000            62,040
  *Shihlin Paper Corp...........................................................          16,000            23,642
  *Shin Kong Financial Holding Co., Ltd.........................................       1,037,169           315,257
   Shin Zu Shing Co., Ltd.......................................................          11,549            26,860
  *Shining Building Business Co., Ltd...........................................          23,000            19,940
   Shinkong Insurance Co., Ltd..................................................          26,000            13,926
   Shinkong Synthetic Fibers Co., Ltd...........................................         220,799            68,961
   Sigurd Microelectronics Corp.................................................          75,000            53,109
   Silicon Integrated Systems Corp..............................................         167,380            72,737
   Siliconware Precision Industries Co..........................................         282,000           324,577
  *Siliconware Precision Industries Co. Sponsored ADR...........................           2,626            14,837
   Silitech Technology Corp.....................................................           7,070            19,556
   Sinbon Electronics Co., Ltd..................................................          32,000            22,151
   Sincere Navigation Corp......................................................          41,125            36,997
   Sinkang Industries, Ltd......................................................          14,280             5,526
   Sinkong Textile Co., Ltd.....................................................          70,000            84,574
   Sinon Corp...................................................................          48,000            20,128
   SinoPac Holdings Co., Ltd....................................................       1,030,453           322,233
   Sinphar Pharmaceutical Co., Ltd..............................................          25,586            21,076
  *Sitronix Technology Corp.....................................................          21,000            27,773
   Solomon Technology Corp......................................................          54,000            18,271
  *Sonix Technology Co., Ltd....................................................           8,000            12,223
   South East Soda Manufacturing Co., Ltd.......................................          37,000            42,095
   Southeast Cement Co., Ltd....................................................          33,000            11,714
   Spirox Corp..................................................................          29,000            13,135
   Springsoft, Inc..............................................................          57,000            74,971
   Standard Chemical & Pharmaceutical Co., Ltd..................................          20,330            16,585
   Standard Foods Taiwan, Ltd...................................................          23,816            80,861
   Stark Technology, Inc........................................................          41,000            36,357
   Sunonwealth Electric Machine Industry Co., Ltd...............................          39,000            33,109
   Sunplus Technology Co., Ltd..................................................          70,299            25,946
   Sunrex Technology Corp.......................................................          80,000            46,950
   Super Dragon Technology Co., Ltd.............................................          13,664            13,443
   Supreme Electronics Co., Ltd.................................................          13,000             7,500
   Synnex Technology International Corp.........................................          59,248           146,228
  *Ta Chen Stainless Pipe Co., Ltd..............................................         140,752            76,624
  *Ta Chong Bank, Ltd...........................................................         246,800            63,206
   Ta Ya Electric Wire & Cable Co., Ltd.........................................          86,860            23,028
   Tah Hsin Industrial Corp.....................................................          11,000            10,150
   TA-I Technology Co., Ltd.....................................................          23,755            16,598
  *Taichung Commercial Bank.....................................................         189,086            57,020
   Tainan Enterprises Co., Ltd..................................................          17,000            22,774
   Tainan Spinning Co., Ltd.....................................................         147,084            58,704
   Taishin Financial Holdings Co., Ltd..........................................         899,275           334,389


                                      1174

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        SHARES          VALUE++
                                                                                    -------------   ---------------
TAIWAN -- (Continued)
   Taisun Enterprise Co., Ltd...................................................          46,350   $        23,275
   Taita Chemical Co., Ltd......................................................         110,880            46,991
  *Taiwan Business Bank.........................................................         470,793           154,610
   Taiwan Cement Corp...........................................................         471,137           587,597
   Taiwan Cogeneration Corp.....................................................          68,993            46,285
  *Taiwan Cooperative Financial Holding, Ltd....................................         488,903           305,693
   Taiwan Fertilizer Co., Ltd...................................................         102,000           264,697
   Taiwan Fire & Marine Insurance Co., Ltd......................................          50,040            34,984
   Taiwan Glass Industry Corp...................................................         116,332           134,515
   Taiwan Hon Chuan Enterprise Co., Ltd.........................................          35,492            78,035
  *Taiwan Land Development Corp.................................................         134,430            54,561
   Taiwan Life Insurance Co., Ltd...............................................          36,349            22,146
   Taiwan Mask Corp.............................................................         107,950            39,400
   Taiwan Mobile Co., Ltd.......................................................          19,800            59,878
   Taiwan Navigation Co., Ltd...................................................          22,000            22,094
   Taiwan Paiho Co., Ltd........................................................          75,600            62,162
   Taiwan Pulp & Paper Corp.....................................................          93,280            30,420
   Taiwan Sakura Corp...........................................................          58,140            34,392
   Taiwan Secom Co., Ltd........................................................          22,000            42,188
   Taiwan Semiconductor Manufacturing Co., Ltd..................................         142,465           377,941
   Taiwan Sogo Shinkong Security Co., Ltd.......................................          52,000            46,964
  *Taiwan Styrene Monomer Corp..................................................         186,000            45,246
   Taiwan Tea Corp..............................................................         123,704            58,878
   Taiyen Biotech Co., Ltd......................................................          33,000            24,939
  *Tatung Co., Ltd..............................................................         401,732           114,268
  *Teco Electric & Machinery Co., Ltd...........................................         274,000           181,021
   Test Research, Inc...........................................................          22,470            27,189
   Test-Rite International Co., Ltd.............................................          96,425            69,965
  *Thinking Electronic Industrial Co., Ltd......................................          15,000            14,610
   Thye Ming Industrial Co., Ltd................................................          34,000            32,222
   Ton Yi Industrial Corp.......................................................         130,200            66,890
  *Tong Hsing Electronic Industries, Ltd........................................          12,000            36,168
   Tong Yang Industry Co., Ltd..................................................          82,590            95,756
   Tong-Tai Machine & Tool Co., Ltd.............................................          11,880            12,054
   Topco Scientific Co., Ltd....................................................          41,616            66,090
   Transcend Information, Inc...................................................          31,483            84,727
   Tripod Technology Corp.......................................................          29,970            83,592
   Tsann Kuen Enterprise Co., Ltd...............................................          12,913            29,157
   TSRC Corp....................................................................          38,500           100,866
   Ttet Union Corp..............................................................          10,000            16,138
   Tung Ho Steel Enterprise Corp................................................          78,254            74,014
   TXC Corp.....................................................................          36,411            49,635
  *TYC Brother Industrial Co., Ltd..............................................          42,230            17,003
  *Tycoons Group Enterprise Co., Ltd............................................         127,354            24,711
   Tyntek Corp..................................................................          26,000             9,634
  *Tze Shin International Co., Ltd..............................................          38,934            13,678
   U-Ming Marine Transport Corp.................................................          54,000            83,047
   Unimicron Technology Corp....................................................         203,356           268,163
  *Union Bank of Taiwan.........................................................         222,343            74,033
   Uni-President Enterprises Corp...............................................          95,983           141,658
   Unitech Printed Circuit Board Corp...........................................          83,629            36,616
   United Integration Service Co., Ltd..........................................          20,000            19,096
   United Microelectronics Corp.................................................       1,274,453           672,213
   Unity Opto Technology Co., Ltd...............................................          62,929            60,592
   Universal Cement Corp........................................................          84,000            38,177
   Universal Microelectronics Co., Ltd..........................................          17,000             4,808
   UPC Technology Corp..........................................................         148,918            87,650
   USI Corp.....................................................................         170,016           158,690
  *Via Technologies, Inc........................................................          51,600            32,520
  *Visual Photonics Epitacy Co., Ltd............................................          13,000            18,738
   Wah Lee Industrial Corp......................................................          35,000            46,279


                                      1175

 T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Walsin Lihwa Corp............................................................         517,000   $       182,764
   Walsin Technology Corp., Ltd.................................................          70,632            20,294
   Walton Advanced Engineering, Inc.............................................          69,385            24,659
   Wan Hai Lines Co., Ltd.......................................................         197,557           110,021
   Waterland Financial Holdings Co., Ltd........................................         364,111           119,509
   Wei Chuan Food Corp..........................................................          71,000            80,230
   Weikeng Industrial Co., Ltd..................................................          27,300            20,683
   Wellypower Optronics Corp....................................................          51,000            27,342
   Weltrend Semiconductor, Inc..................................................          29,000            14,754
  *Winbond Electronics Corp.....................................................         491,000            80,024
   Wintek Corp..................................................................         262,087           213,900
   Wistron Corp.................................................................         302,079           453,804
   Wistron NeWeb Corp...........................................................          33,759            69,616
   WPG Holdings, Ltd............................................................         171,301           239,769
   WT Microelectronics Co., Ltd.................................................          63,611            93,917
  *WUS Printed Circuit Co., Ltd.................................................          65,000            26,300
   Yageo Corp...................................................................         387,000           119,084
   Yang Ming Marine Transport Corp..............................................         230,558           101,346
   Yem Chio Co., Ltd............................................................          18,879            15,650
   Yeung Cyang Industrial Co., Ltd..............................................          51,000            31,525
   Yieh Phui Enterprise Co., Ltd................................................         198,951            66,959
  *Young Fast Optoelectronics Co., Ltd..........................................          10,400            24,263
  *Young Optics, Inc............................................................           9,000            23,728
  *Yuanta Financial Holding Co., Ltd............................................         688,246           389,114
   Yuen Foong Yu Paper Manufacturing Co., Ltd...................................         157,344            67,302
   Yulon Motor Co., Ltd.........................................................         148,223           290,373
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..............................          16,000            23,853
   Yung Tay Engineering Co., Ltd................................................         104,000           165,449
   YungShin Global Holding Corp.................................................          39,000            55,479
   Zenitron Corp................................................................          22,000            15,187
   Zig Sheng Industrial Co., Ltd................................................         121,576            54,879
   Zinwell Corp.................................................................          33,000            40,419
   Zippy Technology Corp........................................................          12,000             8,867
   Zyxel Communication Corp.....................................................          62,000            34,628
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                        34,989,147
                                                                                                   ---------------
THAILAND -- (0.7%)
   Advance Info Service PCL (Foreign)...........................................          16,300            79,589
   Airports of Thailand PCL (Foreign)...........................................          55,800            95,180
   Amata Corp. PCL (Foreign)....................................................          77,000            37,846
   Asian Property Development PCL (Foreign).....................................         281,640            47,813
   Bangchak Petroleum PCL (Foreign).............................................          93,300            61,546
   Bangkok Bank PCL (Foreign)...................................................          48,000           258,432
   Bangkok Bank PCL (Foreign) NVDR..............................................          20,200           100,265
  *Bangkok Dusit Medical Services PCL (Foreign).................................          50,300           124,835
   Bangkok Expressway PCL (Foreign).............................................         112,000            67,725
  *Bangkokland PCL (Foreign)....................................................       1,308,300            30,037
   Bank of Ayudhya PCL (Foreign)................................................          70,100            50,549
   Bank of Ayudhya PCL (Foreign) NVDR...........................................          83,300            59,798
   Banpu Coal, Ltd. (Foreign) NVDR..............................................           3,750            71,544
   Banpu PCL (Foreign)..........................................................           3,700            70,590
   BEC World PCL (Foreign)......................................................          65,200            91,185
  *Big C Supercenter PCL (Foreign)..............................................          46,100           178,884
   Cal-Comp Electronics (Thailand) PCL (Foreign)................................         387,500            32,829
  *Central Pattana PCL (Foreign)................................................          68,200            86,559
   Central Plaza Hotel PCL (Foreign)............................................         177,700            66,081
   CH Karnchang PCL (Foreign)...................................................         152,300            37,429
   Charoen Pokphand Foods PCL (Foreign).........................................          96,000           108,650
   Delta Electronics (Thailand) PCL (Foreign)...................................          86,000            59,512
   Electricity Generating PCL (Foreign).........................................          22,000            65,093
   Esso (Thailand) PCL (Foreign)................................................         313,000           132,589


                                      1176

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)

  *GFPT PCL(Foreign)............................................................          20,000   $         7,049
   Glow Energy PCL (Foreign)....................................................          61,900           111,590
   Hana Microelectronics PCL (Foreign)..........................................         139,200            82,372
   Hermraj Land & Development PCL (Foreign).....................................       1,110,400            89,047
  *Home Product Center PCL (Foreign)............................................         146,057            52,897
   IRPC PCL (Foreign)...........................................................       1,449,200           214,627
   Italian-Thai Development PCL (Foreign) NVDR..................................         621,100            70,294
   Jasmine International PCL (Foreign)..........................................         543,900            35,527
   Kasikornbank PCL (Foreign)...................................................          26,900           115,255
   Kasikornbank PCL (Foreign) NVDR..............................................          28,100           117,216
   Khon Kaen Sugar Industry PCL (Foreign).......................................          74,900            34,877
   Kiatnakin Finance PCL (Foreign)..............................................          50,300            52,048
   Krung Thai Bank PCL (Foreign)................................................         481,100           238,022
   Land & Houses PCL (Foreign)..................................................         212,200            45,288
   Land & Houses PCL (Foreign) NVDR.............................................         355,200            73,509
   LPN Development PCL (Foreign)................................................         103,600            46,901
   Major Cineplex Group PCL (Foreign)...........................................          69,000            34,361
   MBK PCL (Foreign)............................................................          18,300            54,146
   MCOT PCL (Foreign)...........................................................          36,000            32,886
  *Minor International PCL (Foreign)............................................         150,600            56,490
   Polyplex PCL (Foreign).......................................................          37,600            19,940
   Precious Shipping PCL (Foreign)..............................................         165,000            87,502
   Preuksa Real Estate PCL (Foreign)............................................         168,300            77,279
   PTT Exploration & Production PCL (Foreign)...................................          23,500           134,503
  *PTT Global Chemical PCL (Foreign)............................................         214,545           461,350
   PTT PCL (Foreign)............................................................          46,494           511,171
  *PTT PCL (Foreign) NVDR.......................................................          10,500           115,441
   Quality Houses PCL (Foreign).................................................         481,300            24,435
   Ratchaburi Electricity Generating Holding PCL (Foreign)......................          39,100            55,631
   Robinson Department Store PCL (Foreign)......................................          13,800            18,742
   Rojana Industrial Park PCL (Foreign).........................................         149,500            29,247
  *Sahaviriya Steel Industries PCL (Foreign)....................................         741,840            19,670
   Siam Cement PCL (Foreign) (The) NVDR.........................................          10,400           116,359
   Siam City Cement PCL (Foreign)...............................................          13,200           109,698
   Siam Commercial Bank PCL (Foreign)...........................................          15,700            61,429
   Siam Makro PCL (Foreign).....................................................          14,000           115,893
  *Siamgas & Petrochemicals PCL (Foreign).......................................         130,200            63,153
  *Sino Thai Engineering & Construction PCL (Foreign) NVDR......................          65,000            29,006
   Somboon Advance Technology PCL (Foreign).....................................          29,800            22,838
   Sri Trang Agro Industry PCL (Foreign)........................................          14,300             9,942
  *Sri Trang Agro-Industry PCL (Foreign) NVDR...................................         105,300            73,208
  *STP & I PCL (Foreign)........................................................          61,300            72,351
   Supalai PCL (Foreign)........................................................         222,900           101,629
  *Tata Steel (Thailand) PCL (Foreign)..........................................       1,030,600            30,326
  *Thai Airways International PCL (Foreign).....................................         105,000            80,469
  *Thai Airways International PCL (Foreign) NVDR................................          60,600            46,442
   Thai Oil PCL (Foreign).......................................................         111,600           231,861
   Thai Plastic & Chemicals PCL (Foreign).......................................          68,200            65,057
   Thai Stanley Electric PCL (Foreign)..........................................           9,600            46,564
   Thai Tap Water Supply PCL (Foreign)..........................................          64,900            11,752
   Thai Union Frozen Products PCL (Foreign).....................................          79,800           171,599
   Thai Vegetable Oil PCL (Foreign).............................................          36,400            22,835
  *Thaicom PCL (Foreign) NVDR...................................................         175,300            70,857
   Thanachart Capital PCL (Foreign).............................................         143,400           120,563
   Thoresen Thai Agencies PCL (Foreign).........................................          91,190            62,513
   Tisco Financial Group PCL (Foreign)..........................................          70,800            81,846
   TMB Bank PCL (Foreign).......................................................       2,744,700           148,218
   Total Access Communication PCL (Foreign).....................................         114,100           258,270
   TPI Polene PCL (Foreign).....................................................         112,300            59,554
  *True Corp. PCL (Foreign).....................................................         540,290            56,606
  *True Corp. PCL (Foreign) NVDR................................................         530,800            55,612


                                      1177

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Vanachai Group PCL (Foreign).................................................          41,100   $         5,741
  *Vinythai PCL (Foreign) NVDR..................................................         124,200            74,701
                                                                                                   ---------------
TOTAL THAILAND.................................................................                          7,610,765
                                                                                                   ---------------
TURKEY -- (0.4%)
   Adana Cimento Sanayii T.A.S. Series A........................................          12,989            26,556
   Akbank T.A.S.................................................................          45,323           169,979
   Akcansa Cimento Sanayi ve Ticaret A.S........................................           9,502            39,849
  *Akenerji Elektrik Uretim A.S.................................................          35,801            42,017
  *Akfen Holding A.S............................................................             221               982
   Aksa Akrilik Kimya Sanayii A.S...............................................          22,500            56,985
  *Aksigorta A.S................................................................          34,947            31,376
   Alarko Holding A.S...........................................................          25,818            45,913
  *Albaraka Turk Katilim Bankasi A.S............................................          27,804            25,796
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........................           1,996            25,470
   Anadolu Anonim Turk Sigorta Sirketi A.S......................................          54,184            26,156
   Anadolu Cam Sanayii A.S......................................................          18,215            30,367
   Anadolu Efes Biracilik ve Malt Sanayi A.S....................................           4,187            58,475
   Arcelik A.S..................................................................          43,402           187,617
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.....................................          13,484            67,708
  *Asya Katilim Bankasi A.S.....................................................          63,509            60,276
   Aygaz A.S....................................................................          35,134           177,238
   Bagfas Bandirma Gubre Fabrikalari A.S........................................             350            32,626
   Bati Anabolu Cimento A.S.....................................................           4,607            15,431
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S............................           5,556            20,362
   BIM BirlesikMagazalar A.S....................................................           2,110            64,964
   Bolu Cimento Sanayii A.S.....................................................          36,017            28,090
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S................................           1,352            16,997
   Cimsa Cimento Sanayi ve Ticaret A.S..........................................          13,328            64,105
  *Coca-Cola Icecek A.S.........................................................           4,509            58,964
  *Deva Holding A.S.............................................................           2,470             2,732
  *Dogan Sirketler Grubu Holding A.S............................................         130,448            44,776
  *Dogan Yayin Holding A.S......................................................          58,453            19,678
  *Dogus Otomotiv Servis ve Ticaret A.S.........................................          22,522            46,340
   EGE Seramik Sanayi ve Ticaret A.S............................................          19,423            17,856
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S....          74,964            75,395
   Enka Insaat ve Sanayi A.S....................................................          12,860            35,144
   Eregli Demir ve Celik Fabrikalari T.A.S......................................          80,208           175,094
   Ford Otomotiv Sanayi A.S.....................................................           9,472            84,571
  *Global Yatirim Holding A.S...................................................          67,511            42,102
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..........................             901            26,295
   Goodyear Lastikleri T.A.S....................................................           1,597            44,422
  *GSD Holding A.S..............................................................          50,000            16,864
  *Hurriyet Gazetecilik ve Matbaacilik A.S......................................          31,589            15,791
  *Ihlas Holding A.S............................................................         131,496            56,843
  *Is Finansal Kiralama A.S.....................................................          21,832            14,006
  *Isiklar Yatirim Holding A.S..................................................          51,167            23,550
  *Izmir Demir Celik Sanayi A.S.................................................          68,712           144,372
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A..................          31,120            20,610
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D..................         103,836            48,393
   Kartonsan Karton Sanayi ve Ticaret A.S.......................................             618            68,200
  *Kerevitas Gida Sanayii ve Ticaret A.S........................................             954            24,628
   Koc Holding A.S. Series B....................................................          47,269           183,585
  *Koza Anadolu Metal Madencilik Isletmeleri A.S................................          13,622            29,188
   Netas Telekomunikasyon A.S...................................................           1,158            84,846
   Nuh Cimento Sanayi A.S.......................................................           4,083            25,560
   Otokar Otomotive Ve Savunma Sanayi A.S.......................................           1,350            21,230
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S........................           5,000            10,895
  *Petkim Petrokimya Holding A.S................................................          68,550            78,472
   Pinar SUT Mamulleri Sanayii A.S..............................................           5,677            54,779
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...........................          10,116            23,262


                                      1178

 T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
   Sekerbank T.A.S..............................................................          82,699   $        44,923
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.....................................          71,616            65,167
  *TAV Havalimanlari Holding A.S................................................           9,894            44,445
  *Tekfen Holding A.S...........................................................          22,283            76,365
   Tofas Turk Otomobil Fabrikasi A.S............................................          14,097            59,805
   Trakya Cam Sanayii A.S.......................................................          32,682            48,614
   Tupras Turkiye Petrol Rafinerileri A.S.......................................           2,925            66,489
   Turcas Petrol A.S............................................................          40,683            55,938
  *Turk Hava Yollari A.S........................................................         100,813           133,254
  *Turkcell Iletisim Hizmetleri A.S.............................................           1,136             5,845
  *Turkcell Iletisim Hizmetleri A.S. ADR........................................           3,200            41,248
   Turkiye Garanti Bankasi A.S..................................................          61,127           220,108
   Turkiye Halk Bankasi A.S.....................................................          12,538            82,296
   Turkiye Is Bankasi A.S.......................................................          92,063           191,769
   Turkiye Sinai Kalkinma Bankasi A.S...........................................         117,656           141,810
   Turkiye Sise ve Cam Fabrikalari A.S..........................................          67,020           137,286
   Turkiye Vakiflar Bankasi T.A.O...............................................          79,200           128,481
   Ulker Biskuvi Sanayi A.S.....................................................          18,064            54,265
   Vestel Beyaz Esya Sanayi ve Ticaret A.S......................................          14,500            14,924
  *Vestel Elektronik Sanayi ve Ticaret A.S......................................          24,328            28,133
  *Yapi ve Kredi Bankasi A.S....................................................          45,205            83,727
                                                                                                   ---------------
TOTAL TURKEY....................................................................                         4,658,670
                                                                                                   ---------------
UNITED KINGDOM -- (14.1%)
  *888 Holdings P.L.C...........................................................         114,100            94,451
   A.G. Barr P.L.C..............................................................           2,494            47,185
   Aberdeen Asset Management P.L.C..............................................         128,290           483,347
   Acal P.L.C...................................................................           3,957            10,776
   Admiral Group P.L.C..........................................................           7,927           117,770
   Aegis Group P.L.C............................................................         161,140           401,432
  *Afren P.L.C..................................................................         117,520           223,673
   African Barrick Gold, Ltd....................................................           6,634            53,949
   Aga Rangemaster Group P.L.C..................................................          23,457            29,638
   Aggreko P.L.C................................................................          12,598           416,725
   Amec P.L.C...................................................................          46,009           729,916
   Amlin P.L.C..................................................................         105,809           567,635
   Anglo American P.L.C.........................................................          83,163         3,451,540
   Anglo Pacific Group P.L.C....................................................          12,369            56,701
   Anite P.L.C..................................................................          25,991            40,505
   Antofagasta P.L.C............................................................          42,486           885,338
   Arena Leisure P.L.C..........................................................          29,322            20,248
   ARM Holdings P.L.C...........................................................          33,625           323,618
   ARM Holdings P.L.C. Sponsored ADR............................................          10,000           288,800
   Ashmore Group P.L.C..........................................................          27,484           161,102
   Ashtead Group P.L.C..........................................................         131,407           485,703
   Associated British Foods P.L.C...............................................          32,004           582,089
   Assura Group, Ltd............................................................          61,888            28,975
   AstraZeneca P.L.C. Sponsored ADR.............................................          18,800           905,220
   Aveva Group P.L.C............................................................           1,771            44,082
   Aviva P.L.C..................................................................         259,294         1,429,945
   Aviva P.L.C. Sponsored ADR...................................................           2,983            32,873
   Babcock International Group P.L.C............................................          53,786           619,287
   BAE Systems P.L.C............................................................         258,138         1,254,419
   Balfour Beatty P.L.C.........................................................         120,979           523,356
   Barclays P.L.C...............................................................         504,400         1,714,752
   Barclays P.L.C. Sponsored ADR................................................          25,546           345,637
  *Barratt Developments P.L.C...................................................         170,369           293,867
   BBA Aviation P.L.C...........................................................         100,403           295,190
   Beazley P.L.C................................................................         112,147           248,126
   Bellway P.L.C................................................................          26,164           304,382
   Berendsen P.L.C..............................................................          33,773           245,494


                                      1179

 T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
  *Berkeley Group Holdings P.L.C. (The).........................................          23,427   $       468,533
   BG Group P.L.C...............................................................          77,099         1,737,236
   BHP Billiton P.L.C...........................................................          15,494           520,858
   BHP Billiton P.L.C. ADR......................................................           8,611           579,779
   Bodycote P.L.C...............................................................          42,113           202,762
   Booker Group P.L.C...........................................................          95,704           108,441
   Bovis Homes Group P.L.C......................................................          33,089           232,022
   BP P.L.C.....................................................................           1,306             9,824
   BP P.L.C. Sponsored ADR......................................................         216,329         9,931,664
   Brammer P.L.C................................................................           5,482            21,443
   Brewin Dolphin Holdings P.L.C................................................          40,530            96,468
   British American Tobacco P.L.C...............................................          12,488           575,048
   British American Tobacco P.L.C. Sponsored ADR................................           1,800           165,978
   British Sky Broadcasting Group P.L.C. Sponsored ADR..........................           4,853           213,289
   Britvic P.L.C................................................................          21,967           119,214
   BT Group P.L.C. Sponsored ADR................................................          17,500           565,600
  *BTG P.L.C....................................................................          50,010           263,827
   Bunzl P.L.C..................................................................          35,708           485,044
   Burberry Group P.L.C.........................................................          26,952           571,168
   Bwin.Party Digital Entertainment P.L.C.......................................          37,256            94,279
   Cable & Wireless Communications P.L.C........................................         252,269           170,659
   Cable & Wireless Worldwide P.L.C.............................................         344,179           112,693
  *Cairn Energy P.L.C...........................................................         127,019           566,031
   Camellia P.L.C...............................................................             488            73,652
   Capita P.L.C.................................................................          24,608           238,762
   Capital & Counties Properties P.L.C..........................................          14,668            43,938
  *Capital & Regional P.L.C.....................................................          19,615             9,362
   Carillion P.L.C..............................................................          93,779           457,357
   Carnival P.L.C...............................................................          14,078           421,074
   Carnival P.L.C. ADR..........................................................           1,244            37,370
   Carphone Warehouse Group P.L.C...............................................          39,638           103,799
   Castings P.L.C...............................................................           1,976             8,326
   Catlin Group, Ltd............................................................          79,185           506,160
  *Centamin P.L.C...............................................................         137,112           204,145
   Centrica P.L.C...............................................................         153,109           708,912
   Charles Stanley Group P.L.C..................................................             382             1,571
   Chemring Group P.L.C.........................................................          24,990           151,414
   Chesnara P.L.C...............................................................          16,414            45,634
   Chime Communications P.L.C...................................................           5,226            18,014
   Cineworld Group P.L.C........................................................           8,006            26,949
   Clarkson P.L.C...............................................................             124             2,253
  *Clinton Cards P.L.C..........................................................          19,726             3,524
   Close Brothers Group P.L.C...................................................          31,600           336,378
   Cobham P.L.C.................................................................         159,714           461,571
  *Colfax Corp..................................................................           2,863            86,970
   Collins Stewart Hawkpoint P.L.C..............................................          29,710            42,617
  *Colt Group SA................................................................          50,348            73,047
   Compass Group P.L.C..........................................................          63,922           594,109
   Computacenter P.L.C..........................................................          32,550           204,170
  *Connaught P.L.C..............................................................          12,993                --
   Consort Medical P.L.C........................................................           5,759            48,644
   Cookson Group P.L.C..........................................................          56,825           518,321
   Costain Group P.L.C..........................................................           7,600            23,419
   Cranswick P.L.C..............................................................           7,431            91,475
   Croda International P.L.C....................................................          10,466           319,780
   CSR P.L.C....................................................................          40,886           149,576
   Daily Mail & General Trust P.L.C. Series A...................................          31,357           216,260
   Dairy Crest Group P.L.C......................................................          26,309           130,159
   De La Rue P.L.C..............................................................          12,632           186,612
   Debenhams P.L.C..............................................................         258,140           273,910
   Dechra Pharmaceuticals P.L.C.................................................           4,263            35,348


                                      1180

 T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Development Securities P.L.C.................................................          21,496   $        49,834
   Devro P.L.C..................................................................          25,804           108,326
   Diageo P.L.C.................................................................          11,221           248,364
   Diageo P.L.C. Sponsored ADR..................................................           3,600           318,924
   Dialight P.L.C...............................................................           1,657            20,129
   Dignity P.L.C................................................................           5,273            64,883
   Diploma P.L.C................................................................          23,973           149,016
  *Dixons Retail P.L.C..........................................................         676,121           150,471
   Domino Printing Sciences P.L.C...............................................          20,220           189,246
   Drax Group P.L.C.............................................................          69,294           580,983
   DS Smith P.L.C...............................................................          82,444           295,335
   E2V Technologies P.L.C.......................................................          21,031            40,592
  *easyJet P.L.C................................................................          39,575           278,796
   Electrocomponents P.L.C......................................................          60,447           205,737
   Elementis P.L.C..............................................................          78,622           190,391
  *EnQuest P.L.C................................................................          92,856           155,891
  *Enterprise Inns P.L.C........................................................         131,003            77,008
  *Essar Energy P.L.C...........................................................           5,755            11,756
   Eurasia Drilling Co., Ltd. GDR...............................................           2,133            56,200
   Eurasian Natural Resources Corp. P.L.C.......................................          32,042           349,631
   Euromoney Institutional Investor P.L.C.......................................          10,525           114,551
  *Evraz P.L.C..................................................................          26,252           185,493
  *Exillon Energy P.L.C.........................................................           3,012            11,892
   Experian P.L.C...............................................................          55,885           758,213
   F&C Asset Management P.L.C...................................................         121,110           126,688
   Fenner P.L.C.................................................................          46,111           321,515
   Fiberweb P.L.C...............................................................           5,671             4,918
   Fidessa Group P.L.C..........................................................           2,349            61,705
   Filtrona P.L.C...............................................................          45,981           274,909
  *Findel P.L.C.................................................................         158,182             8,741
   FirstGroup P.L.C.............................................................          81,781           400,051
   Fortune Oil P.L.C............................................................         115,186            20,075
   French Connection Group P.L.C................................................          18,083            14,112
   Fresnillo P.L.C..............................................................           4,140           113,447
   G4S P.L.C....................................................................         216,764           921,717
   Galliford Try P.L.C..........................................................          14,794           111,275
  *Gem Diamonds, Ltd............................................................          22,136            73,365
   Genus P.L.C..................................................................          11,662           187,520
   GKN P.L.C....................................................................         259,895           860,691
   GlaxoSmithKline P.L.C. Sponsored ADR.........................................          22,100           984,334
   Go-Ahead Group P.L.C.........................................................           6,307           126,273
   Greene King P.L.C............................................................          50,527           392,265
   Greggs P.L.C.................................................................          20,903           168,254
   Halfords Group P.L.C.........................................................          42,888           215,021
   Halma P.L.C..................................................................          50,039           279,526
   Hansard Global P.L.C.........................................................          17,609            41,273
  *Hardy Oil & Gas P.L.C........................................................          11,545            30,561
   Hardy Underwriting Group P.L.C...............................................           1,763             5,712
   Hargreaves Lansdown P.L.C....................................................          12,626            82,267
   Hays P.L.C...................................................................          65,299            73,564
   Headlam Group P.L.C..........................................................           8,095            34,510
   Helical Bar P.L.C............................................................          19,925            58,229
   Henderson Group P.L.C........................................................         141,107           246,714
  *Heritage Oil P.L.C...........................................................          20,575            60,908
   Hikma Pharmaceuticals P.L.C..................................................          18,463           209,152
   Hill & Smith Holdings P.L.C..................................................          15,225            71,196
   Hiscox, Ltd..................................................................          76,232           458,238
   Hochschild Mining P.L.C......................................................          26,850           209,322
   Hogg Robinson Group P.L.C....................................................           5,147             5,127
   Home Retail Group P.L.C......................................................         117,698           199,468
   Homeserve P.L.C..............................................................          17,035            76,273


                                      1181

 T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
  *Howden Joinery Group P.L.C...................................................          68,123   $       115,452
   HSBC Holdings P.L.C..........................................................         337,515         2,819,970
   HSBC Holdings P.L.C. Sponsored ADR...........................................         162,459         6,795,660
   Hunting P.L.C................................................................          22,884           291,383
   Huntsworth P.L.C.............................................................          53,480            36,522
   Hyder Consulting P.L.C.......................................................           2,420            14,716
  *ICAP P.L.C...................................................................          84,273           446,616
   IG Group Holdings P.L.C......................................................          31,919           237,759
  *Imagination Technologies Group P.L.C.........................................          28,730           262,217
   IMI P.L.C....................................................................          39,971           539,326
   Imperial Tobacco Group P.L.C.................................................          45,625         1,633,932
   Inchcape P.L.C...............................................................          63,551           342,025
   Informa P.L.C................................................................         112,909           696,884
  *Inmarsat P.L.C...............................................................          57,535           363,471
  *Innovation Group P.L.C.......................................................         114,038            36,432
   Intercontinental Hotels Group P.L.C. ADR.....................................          14,100           288,204
  *International Consolidated Airlines Group SA.................................         218,787           612,099
  *International Ferro Metals, Ltd..............................................          99,556            31,425
   International Power P.L.C....................................................         139,645           739,144
   Interserve P.L.C.............................................................          29,922           137,784
   Intertek Group P.L.C.........................................................           6,743           224,746
   Invensys P.L.C...............................................................          49,272           157,326
   Investec P.L.C...............................................................         112,703           668,208
  *IP Group P.L.C...............................................................          40,893            55,714
   ITE Group P.L.C..............................................................          13,684            44,188
   ITV P.L.C....................................................................         527,914           624,635
   James Fisher & Sons P.L.C....................................................           7,969            62,308
   Jardine Lloyd Thompson Group P.L.C...........................................           9,264            99,742
   JD Sports Fashion P.L.C......................................................           1,483            16,735
   JD Wetherspoon P.L.C.........................................................          23,870           153,309
   JKX Oil & Gas P.L.C..........................................................          20,803            46,012
   John Menzies P.L.C...........................................................          16,607           147,886
   John Wood Group P.L.C........................................................          58,817           611,171
   Johnson Matthey P.L.C........................................................          23,601           764,780
  *Jupiter Fund Management P.L.C................................................           9,458            34,038
   Kazakhmys P.L.C..............................................................          30,544           549,152
   Kcom Group P.L.C.............................................................          56,484            63,357
   Keller Group P.L.C...........................................................           8,903            49,563
   Kesa Electricals P.L.C.......................................................          78,383            83,376
   Kier Group P.L.C.............................................................           5,704           120,604
   Kingfisher P.L.C.............................................................         409,408         1,653,022
  *Kofax P.L.C..................................................................           8,547            35,473
   Ladbrokes P.L.C..............................................................          78,214           174,856
   Laird P.L.C..................................................................          39,349           104,076
   Lamprell P.L.C...............................................................          28,137           132,939
   Lancashire Holdings, Ltd.....................................................          33,510           363,794
   Laura Ashley Holdings P.L.C..................................................          51,893            17,602
   Lavendon Group P.L.C.........................................................          44,236            61,561
   Legal & General Group P.L.C..................................................       1,002,504         1,824,321
  *Lloyds Banking Group P.L.C...................................................         735,935           355,887
  *Lloyds Banking Group P.L.C. Sponsored ADR....................................         257,003           490,876
   Logica P.L.C.................................................................         214,297           256,743
   London Stock Exchange Group P.L.C............................................          28,389           389,966
  *Lonmin P.L.C.................................................................          19,787           322,944
   Lookers P.L.C................................................................          34,191            26,956
   Low & Bonar P.L.C............................................................          44,867            37,562
  *Man Group P.L.C..............................................................         258,929           473,349
   Management Consulting Group P.L.C............................................          25,041            12,394
   Marks & Spencer Group P.L.C..................................................         188,033           969,992
   Marshalls P.L.C..............................................................          34,860            51,277
   Marston's P.L.C..............................................................          86,765           132,814


                                      1182

 T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
  *McBride P.L.C................................................................          42,318   $        78,048
   Mears Group P.L.C............................................................           5,918            23,089
   Mecom Group P.L.C............................................................           2,872             9,704
   Meggitt P.L.C................................................................         133,956           767,508
   Melrose P.L.C................................................................          73,549           436,854
   Melrose Resources P.L.C......................................................           2,371             4,531
   Michael Page International P.L.C.............................................          20,330           124,856
   Micro Focus International P.L.C..............................................           5,530            36,900
   Millennium & Copthorne Hotels P.L.C..........................................          33,988           238,665
  *Misys P.L.C..................................................................          45,676           232,813
  *Mitchells & Butlers P.L.C....................................................          38,545           156,173
   Mitie Group P.L.C............................................................          74,055           296,556
   Mondi P.L.C..................................................................          68,347           544,998
   Moneysupermarket.com Group P.L.C.............................................          76,979           140,108
   Morgan Crucible Co. P.L.C....................................................          61,543           303,828
   Morgan Sindall P.L.C.........................................................           6,889            72,118
   Mothercare P.L.C.............................................................          19,114            59,494
  *Mouchel Group P.L.C..........................................................           5,749               699
   N Brown Group P.L.C..........................................................          29,289           106,285
   National Express Group P.L.C.................................................          68,518           234,441
   National Grid P.L.C..........................................................           3,316            33,020
   National Grid P.L.C. Sponsored ADR...........................................          15,882           792,353
   Next P.L.C...................................................................          12,985           536,629
  *Northgate P.L.C..............................................................          22,554            80,703
   Novae Group P.L.C............................................................          10,009            54,858
   Old Mutual P.L.C.............................................................         719,530         1,658,780
   Oxford Instruments P.L.C.....................................................           5,840            83,851
   Pace P.L.C...................................................................          58,128            78,202
   PayPoint P.L.C...............................................................           4,568            39,824
   Pearson P.L.C................................................................           3,121            57,789
   Pearson P.L.C. Sponsored ADR.................................................          62,532         1,160,594
  *Pendragon P.L.C..............................................................         223,487            40,406
   Pennon Group P.L.C...........................................................          35,474           389,236
   Persimmon P.L.C..............................................................          63,494           527,792
   Petrofac, Ltd................................................................          18,548           426,565
   Petropavlovsk P.L.C..........................................................          37,581           449,733
   Phoenix Group Holdings P.L.C.................................................              98               901
   Phoenix IT Group, Ltd........................................................           2,221             6,501
   Photo-Me International P.L.C.................................................          39,461            30,555
   Premier Farnell P.L.C........................................................          42,543           138,785
  *Premier Foods P.L.C..........................................................         533,257           101,028
  *Premier Oil P.L.C............................................................          72,885           472,170
   Provident Financial P.L.C....................................................           8,011           121,209
   Prudential P.L.C.............................................................         133,912         1,481,198
   Prudential P.L.C. ADR........................................................          39,541           877,415
  *Punch Taverns P.L.C..........................................................         158,338            27,487
   PV Crystalox Solar P.L.C.....................................................          43,221             3,314
   PZ Cussons P.L.C.............................................................          23,540           113,305
   Qinetiq P.L.C................................................................         141,445           288,474
  *Quintain Estates & Development P.L.C.........................................          59,057            36,789
   Randgold Resources, Ltd......................................................           1,838           209,283
   Rathbone Brothers P.L.C......................................................          11,640           210,413
   Raven Russia, Ltd............................................................           6,542             5,521
   Reckitt Benckiser Group P.L.C................................................          10,751           572,736
  *Redrow P.L.C.................................................................          58,976           114,697
   Reed Elsevier P.L.C. ADR.....................................................           6,110           202,424
   Regus P.L.C..................................................................         126,840           184,343
   Renishaw P.L.C...............................................................           5,546           122,022
  *Rentokil Initial P.L.C.......................................................         186,918           221,385
   Resolution, Ltd..............................................................         282,187         1,215,810
   Restaurant Group P.L.C.......................................................          12,241            57,265


                                      1183

 T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Rexam P.L.C..................................................................         183,858   $     1,085,693
  *Ricardo P.L.C................................................................          11,315            61,275
   Rightmove P.L.C..............................................................          14,038           284,531
   Rio Tinto P.L.C..............................................................          18,769         1,130,667
  #Rio Tinto P.L.C. Sponsored ADR...............................................          39,232         2,371,967
   RM P.L.C.....................................................................          12,287            15,124
   Robert Walters P.L.C.........................................................          18,804            58,651
   Robert Wiseman Dairies P.L.C.................................................           6,656            40,826
  *Rolls-Royce Holdings P.L.C...................................................         117,120         1,359,991
   Rotork P.L.C.................................................................           5,582           167,568
  *Royal Bank of Scotland Group P.L.C...........................................       1,024,822           429,983
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR............................           1,100             9,262
   Royal Dutch Shell P.L.C. ADR.................................................         155,029        11,369,827
   Royal Dutch Shell P.L.C. Series A............................................           1,506            53,428
   Royal Dutch Shell P.L.C. Series B............................................          59,695         2,181,673
   RPC Group P.L.C..............................................................          36,380           218,518
   RPS Group P.L.C..............................................................          57,716           189,813
   RSA Insurance Group P.L.C....................................................         749,640         1,253,045
   SABMiller P.L.C..............................................................          30,600         1,163,076
   Safestore Holdings P.L.C.....................................................          11,971            20,110
   Sage Group P.L.C.............................................................         220,793         1,021,524
   Sainsbury (J.) P.L.C.........................................................         152,837           695,599
  *Salamander Energy P.L.C......................................................          37,520           135,147
   Savills P.L.C................................................................          23,077           122,293
   Schroders P.L.C..............................................................          20,241           462,919
   Schroders P.L.C. Non-Voting..................................................           9,829           184,782
   SDL P.L.C....................................................................          20,333           208,194
   Senior P.L.C.................................................................         105,537           299,845
   Serco Group P.L.C............................................................          32,073           257,106
   Severfield-Rowen P.L.C.......................................................          15,630            48,482
   Severn Trent P.L.C...........................................................          16,911           406,809
   Shanks Group P.L.C...........................................................          87,744           136,173
   Shire P.L.C. ADR.............................................................           3,900           388,128
   SIG P.L.C....................................................................          82,447           129,715
  #Smith & Nephew P.L.C. Sponsored ADR..........................................           6,000           291,720
   Smiths Group P.L.C...........................................................          26,800           406,181
   Smiths News P.L.C............................................................          40,578            60,659
  *Soco International P.L.C.....................................................          40,712           187,509
  *Southern Cross Healthcare P.L.C..............................................          27,892                --
   Spectris P.L.C...............................................................          15,678           378,914
   Speedy Hire P.L.C............................................................          55,394            23,601
   Spirax-Sarco Engineering P.L.C...............................................           8,485           265,123
   Spirent Communications P.L.C.................................................          84,310           158,062
  *Spirit Pub Co. P.L.C.........................................................         158,338           124,680
  *Sports Direct International P.L.C............................................          38,350           148,287
   SSE P.L.C....................................................................          53,221         1,026,840
   St. Ives Group P.L.C.........................................................           9,000            11,850
   St. James's Place P.L.C......................................................          25,442           140,453
   St. Modwen Properties P.L.C..................................................          38,644            75,875
   Stagecoach Group P.L.C.......................................................          53,891           239,298
   Standard Chartered P.L.C.....................................................         158,961         3,841,739
   Standard Life P.L.C..........................................................         397,367         1,366,246
   Sthree P.L.C.................................................................          10,289            44,152
  *SuperGroup P.L.C.............................................................           5,121            52,559
   Synergy Health P.L.C.........................................................          14,501           193,757
   TalkTalk Telecom Group P.L.C.................................................          79,276           153,850
  *Talvivaara Mining Co. P.L.C..................................................           3,614            17,869
   Tate & Lyle P.L.C............................................................          66,559           695,288
  *Taylor Wimpey P.L.C..........................................................         767,384           513,711
  *Telecity Group P.L.C.........................................................          21,324           217,751
   Telecom Plus P.L.C...........................................................           5,150            54,884


                                      1184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   TESCO P.L.C..................................................................         362,537   $     1,828,106
   Thomas Cook Group P.L.C......................................................         118,795            25,333
   Topps Tiles P.L.C............................................................          17,420             8,378
   Travis Perkins P.L.C.........................................................          44,873           621,530
  *Trinity Mirror P.L.C.........................................................          56,180            40,980
   TT electronics P.L.C.........................................................          33,119            87,234
   TUI Travel P.L.C.............................................................          97,569           294,624
   Tullett Prebon P.L.C.........................................................          44,670           210,079
   Tullow Oil P.L.C.............................................................          20,507           450,433
   UBM P.L.C....................................................................          29,615           256,778
  *UK Coal P.L.C................................................................          35,646            18,503
   Ultra Electronics Holdings P.L.C.............................................           4,118            99,553
   Umeco P.L.C..................................................................           3,706            20,920
   Unilever P.L.C...............................................................             294             9,501
   Unilever P.L.C. Sponsored ADR................................................          10,600           343,334
   Unite Group P.L.C............................................................          20,162            56,640
   United Utilities Group P.L.C.................................................          45,448           431,583
   United Utilities Group P.L.C. ADR............................................             154             2,926
  *Vectura Group P.L.C..........................................................          49,345            45,705
   Vedanta Resources P.L.C......................................................          17,480           330,414
   Victrex P.L.C................................................................           5,665           114,375
   Vitec Group P.L.C. (The).....................................................           9,565            84,010
   Vodafone Group P.L.C.........................................................          13,189            35,573
   Vodafone Group P.L.C. Sponsored ADR..........................................         343,133         9,295,473
   Weir Group P.L.C. (The)......................................................          28,894           892,678
   WH Smith P.LC................................................................          15,166           132,056
   Whitbread P.L.C..............................................................          29,294           760,103
   William Hill P.L.C...........................................................         129,553           459,312
   William Morrison Supermarkets P.L.C..........................................         212,266           957,631
  *Wincanton P.L.C..............................................................          14,780            19,348
  *Wolfson Microelectronics P.L.C...............................................          35,460            88,915
   Wolseley P.L.C...............................................................          50,810         1,762,360
   Wolseley P.L.C. ADR..........................................................           1,000             3,430
   WPP P.L.C....................................................................             641             7,546
   WPP P.L.C. Sponsored ADR.....................................................          19,217         1,126,501
   WS Atkins P.L.C..............................................................          10,816           119,598
   WSP Group P.L.C..............................................................           6,174            24,322
  *Xchanging P.L.C..............................................................          53,555            58,240
   Xstrata P.L.C................................................................         176,940         3,011,746
 #*Yell Group P.L.C.............................................................         588,557            53,472
   Yule Catto & Co. P.L.C.......................................................          26,581            82,219
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                       163,488,138
                                                                                                   ---------------
UNITED STATES -- (0.0%)
  *International Minerals Corp..................................................           4,000            22,938
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,101,164,377
                                                                                                   ---------------
PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
   AES Tiete SA.................................................................           7,800           111,652
   Alpargatas SA................................................................          11,200            90,064
   Banco ABC Brasil SA..........................................................          10,650            76,620
   Banco Bradesco SA Sponsored ADR..............................................          61,703         1,103,250
   Banco Daycoval SA............................................................          11,200            62,436
   Banco do Estado do Rio Grande do Sul SA......................................          29,650           341,437
   Banco Industrial e Comercial SA..............................................          10,100            45,089
  *Banco Panamericano SA........................................................          27,000           104,928
   Banco Pine SA................................................................             400             3,011
   Brasil Telecom SA ADR........................................................           6,118           114,774
  *Braskem SA Preferred Series A................................................          14,800           132,482
  #Braskem SA Sponsored ADR.....................................................           7,677           138,340


                                      1185

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
  *Centrais Eletricas Brasilerias SA............................................           4,000   $        58,608
  *Centrais Eletricas de Santa Catarina SA......................................           2,600            50,670
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA........................           2,800           116,987
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Series A Sponsored
   ADR..........................................................................          13,040           555,634
   Cia de Bebidas das Americas SA ADR...........................................          10,500           382,095
   Cia de Gas de Sao Paulo SA Preferred Series A................................           1,400            33,333
   Cia de Tecidos Norte de Minas - Coteminas SA.................................          11,500            25,604
   Cia de Transmissao de Energia Electrica Paulista SA Preferred Series A.......           2,600            82,232
   Cia Energetica de Minas Gerais SA............................................           4,262            86,279
   Cia Energetica de Minas Gerais SA Sponsored ADR..............................           8,112           164,187
   Cia Energetica de Sao Paulo SA Preferred Series B............................          12,900           242,170
   Cia Energetica do Ceara SA Preferred Series A................................           5,000            97,098
   Cia Ferro Ligas da Bahia - Ferbasa...........................................          11,500            57,395
   Cia Paranaense de Energia SA Sponsored ADR Series A..........................           6,500           148,785
   Confab Industrial SA.........................................................          46,690           152,854
   Contax Participacoes SA......................................................           6,800            88,736
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................           8,000           165,797
   Eucatex SA Industria e Comercio SA...........................................           4,600            18,403
   Gerdau SA....................................................................           8,687            82,783
   Gerdau SA Sponsored ADR......................................................          90,651           861,184
   Gol Linhas Aereas Inteligentes SA............................................           9,600            66,044
   Inepar SA Industria e Construcoes............................................          14,900            19,870
   Itau Unibanco Holding SA.....................................................          58,500         1,175,893
   Itau Unibanco Holding SA ADR.................................................          18,232           363,911
  *Klabin SA....................................................................         103,100           477,970
   Lojas Americanas SA..........................................................          20,282           196,064
   Marcopolo SA.................................................................          45,300           205,343
   Parana Banco SA..............................................................          12,000            77,610
   Petroleo Brasileiro SA ADR...................................................         126,710         3,539,010
   Randon Participacoes SA......................................................          26,400           140,673
   Saraiva SA Livreiros Editores................................................           5,100            61,707
   Suzano Papel e Celullose SA..................................................          35,625           150,884
   TAM SA.......................................................................          10,900           233,197
   Tele Norte Leste Participacoes SA............................................           2,300            22,115
   Tele Norte Leste Participacoes SA ADR........................................          13,200           123,948
   Telefonica Brasil SA ADR.....................................................          12,260           341,318
   Telemar Norte Leste SA Preferred Series A....................................           4,700           121,051
   Ultrapar Participacoes SA Sponsored ADR......................................          35,912           714,649
  *Unipar Participacoes SA Preferred Series B...................................         143,600            25,478
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A....................          56,705           380,370
   Vale SA Sponsored ADR........................................................          79,950         1,935,590
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                        16,167,612
                                                                                                   ---------------
CHILE -- (0.0%)
   Embotelladora Andina SA Preferred Series B...................................          17,884            82,944
   Sociedad Quimica y Minera de Chile SA Sponsored ADR..........................             800            46,992
                                                                                                   ---------------
TOTAL CHILE.....................................................................                           129,936
                                                                                                   ---------------
GERMANY -- (0.1%)
   Porsche Automobil Holding SE.................................................          12,175           749,739
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *TA Global Berhad.............................................................         152,220            13,243
                                                                                                   ---------------
SWEDEN -- (0.0%)
  *Klovern AB...................................................................             238             4,533
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                        17,065,063
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...................................................          13,597                18


                                      1186

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
  *Elia System Operator SA NV STRIP VVPR........................................             222   $            29
  *Nyrstar NV STRIP VVPR........................................................          10,920                28
  *Tessenderlo Chemie NV STRIP VVPR.............................................             532                49
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                               124
                                                                                                   ---------------
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12........................................          32,876            14,489
                                                                                                   ---------------
CANADA -- (0.0%)
  *Compton Petroleum Corp. Warrants 08/23/14....................................             466               586
                                                                                                   ---------------
CHINA -- (0.0%)
  *Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12............................           7,500                --
                                                                                                   ---------------
GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................         137,748            32,667
                                                                                                   ---------------
SINGAPORE -- (0.0%)
  *Sinarmas Land, Ltd. Warrants 11/18/15........................................          83,112            10,572
  *Transcu Group, Ltd. Warrants 09/01/13........................................          27,000               429
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                            11,001
                                                                                                   ---------------
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              25                 4
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            58,871
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@DFA Short Term Investment Fund.............................................       36,000,000        36,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
   (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $2,383,281) to be repurchased
   at $2,336,566................................................................   $       2,337         2,336,550
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL............................................                         38,336,550
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,048,728,200)^^........................................................                     $1,156,624,861
                                                                                                   ===============


                                      1187

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                 VALUATION INPUTS
                                              ------------------------------------------------------
                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
                                              -----------   ------------   ----------   ------------
Common Stocks
   Australia...............................   $ 2,349,058   $ 56,135,023       --       $ 58,484,081
   Austria.................................            --      3,856,433       --          3,856,433
   Belgium.................................     1,419,650      6,669,865       --          8,089,515
   Brazil..................................    24,492,848             --       --         24,492,848
   Canada..................................    98,521,010         64,584       --         98,585,594
   Chile...................................     5,707,478             --       --          5,707,478
   China...................................     9,454,672     41,969,420       --         51,424,092
   Colombia................................       236,011             --       --            236,011
   Czech Republic..........................            --        968,248       --            968,248
   Denmark.................................       455,983      7,119,406       --          7,575,389
   Egypt...................................            --        101,674       --            101,674
   Finland.................................       168,654     12,461,446       --         12,630,100
   France..................................     8,412,613     50,258,671       --         58,671,284
   Germany.................................     6,410,255     42,754,698       --         49,164,953
   Greece..................................       401,160      2,792,846       --          3,194,006
   Hong Kong...............................        27,674     21,216,298       --         21,243,972
   Hungary.................................        56,640        912,627       --            969,267
   India...................................     1,377,046     20,969,111       --         22,346,157
   Indonesia...............................       173,170     10,221,523       --         10,394,693
   Ireland.................................     1,377,127      3,538,691       --          4,915,818
   Israel..................................     1,150,508      3,280,661       --          4,431,169
   Italy...................................     2,142,632     15,801,735       --         17,944,367
   Japan...................................    12,875,037    159,537,383       --        172,412,420
   Malaysia................................        21,499     10,912,863       --         10,934,362
   Mexico..................................    13,055,623             --       --         13,055,623
   Netherlands.............................     6,152,889     13,267,854       --         19,420,743
   New Zealand.............................       125,219      2,134,844       --          2,260,063
   Norway..................................       584,157      8,192,562       --          8,776,719
   Peru....................................       480,258             --       --            480,258
   Philippines.............................        63,520      4,250,257       --          4,313,777
   Poland..................................       112,324      4,307,158       --          4,419,482
   Portugal................................         2,910      2,850,173       --          2,853,083
   Russia..................................       354,338      8,398,630       --          8,752,968
   Singapore...............................        47,829     12,934,427       --         12,982,256
   South Africa............................     3,294,502     18,838,690       --         22,133,192
   South Korea.............................     4,237,711     42,060,035       --         46,297,746
   Spain...................................     4,433,598     15,513,835       --         19,947,433
   Sweden..................................       854,415     24,888,837       --         25,743,252
   Switzerland.............................     8,959,788     41,224,405       --         50,184,193
   Taiwan..................................       647,048     34,342,099       --         34,989,147
   Thailand................................     7,610,765             --       --          7,610,765
   Turkey..................................        41,248      4,617,422       --          4,658,670
   United Kingdom..........................    50,382,657    113,105,481       --        163,488,138
   United States...........................        22,938             --       --             22,938


                                      1188

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 VALUATION INPUTS
                                              ------------------------------------------------------
                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
                                              -----------   ------------   ----------   ------------
Preferred Stocks
   Brazil..................................    16,167,612             --      --          16,167,612
   Chile...................................       129,936             --      --             129,936
   Germany.................................            --        749,739      --             749,739
   Malaysia................................            --         13,243      --              13,243
   Sweden..................................         4,533             --      --               4,533
Rights/Warrants
   Belgium.................................            --            124      --                 124
   Brazil..................................        14,489             --      --              14,489
   Canada..................................           586             --      --                 586
   China...................................            --             --      --                  --
   Greece..................................            --         32,667      --              32,667
   Singapore...............................        10,572            429      --              11,001
   Spain...................................             4             --      --                   4
   Securities Lending Collateral...........            --     38,336,550      --          38,336,550
                                             ------------   ------------     ---      --------------
TOTAL......................................  $295,022,194   $861,602,667      --      $1,156,624,861
                                             ============   ============     ===      ==============

       See accompanying Notes to Schedules of Investments.


                                      1189

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULES OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                                                                                       VALUE+
                                                                                   -------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company.............................................     $70,601,892
                                                                                   -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $63,980,303)^^......................................................     $70,601,892
                                                                                   =============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

               See accompanying Notes to Schedules of Investments.


                                      1190

                             VA U.S. TARGETED VALUE PORTFOLIO
                                  SCHEDULE OF INVESTMENTS
                                     JANUARY 31, 2012
                                        (UNAUDITED)

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (14.9%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................           3,522   $        10,144
   A.H. Belo Corp. Class A......................................................           5,125            30,442
   Acme United Corp.............................................................             100             1,000
  *Aldila, Inc..................................................................           1,900             4,940
   American Greetings Corp. Class A.............................................           3,700            53,169
  *America's Car-Mart, Inc......................................................           2,406            91,284
  *Archipelago Learning, Inc....................................................           2,795            29,040
  *Arctic Cat, Inc..............................................................           3,100            92,504
   Ark Restaurants Corp.........................................................             211             3,059
  *Asbury Automotive Group, Inc.................................................           4,821           110,449
  *Ascent Capital Group, Inc. Class A...........................................           1,823            86,392
 #*Barnes & Noble, Inc..........................................................           8,800           106,216
   Bassett Furniture Industries, Inc............................................           2,400            19,272
  *Beasley Broadcast Group, Inc. Class A........................................           1,850             6,382
 #*Beazer Homes USA, Inc........................................................          12,182            37,155
   bebe stores, Inc.............................................................           3,532            30,940
   Belo Corp. Class A...........................................................           5,400            40,122
  *Benihana, Inc................................................................           2,206            24,112
  *Biglari Holdings, Inc........................................................             310           122,741
  *Bluegreen Corp...............................................................           8,286            21,544
   Blyth, Inc...................................................................           1,165            73,337
   Bob Evans Farms, Inc.........................................................           6,934           244,978
  #Books-A-Million, Inc.........................................................           2,707             6,578
   Bowl America, Inc. Class A...................................................             120             1,560
 #*Boyd Gaming Corp.............................................................           5,900            51,743
  #Brown Shoe Co., Inc..........................................................          10,200            96,390
  *Build-A-Bear-Workshop, Inc...................................................           5,300            43,301
  *Cabela's, Inc................................................................          11,300           294,704
  *Cache, Inc...................................................................           2,990            19,465
   Callaway Golf Co.............................................................           8,909            59,690
  *Cambium Learning Group, Inc..................................................           2,093             6,739
  *Canterbury Park Holding Corp.................................................             332             4,021
   Carriage Services, Inc.......................................................           5,800            33,234
  *Casual Male Retail Group, Inc................................................           4,600            14,536
  *Cavco Industries, Inc........................................................           1,469            66,869
  *Central European Media Enterprises, Ltd. Class A.............................           3,200            22,368
  *Charming Shoppes, Inc........................................................          24,140           119,734
   Christopher & Banks Corp.....................................................           4,071             8,427
   Churchill Downs, Inc.........................................................           3,200           179,040
  *Clear Channel Outdoor Holdings, Inc. Class A.................................           4,900            59,290
  *Coast Distribution System, Inc. (The)........................................             800             1,908
  *Cobra Electronics Corp.......................................................           1,000             4,680
  *Collective Brands, Inc.......................................................          11,000           183,260
  #Columbia Sportswear Co.......................................................           1,400            64,190
  *Conn's, Inc..................................................................           7,864            91,222
   Core-Mark Holding Co., Inc...................................................           3,111           126,338
   CSS Industries, Inc..........................................................           2,542            54,450
   D.R. Horton, Inc.............................................................          13,274           184,774
  *dELiA*s, Inc.................................................................           4,300             4,601
  *Delta Apparel, Inc...........................................................           1,640            25,092
  *Digital Generation, Inc......................................................             400             5,560
  #Dillard's, Inc. Class A......................................................          13,919           615,916
 #*DineEquity, Inc..............................................................           1,100            52,272
  *Dixie Group, Inc. (The)......................................................           3,300            11,814
  *Dolan Co.....................................................................             953             8,987
  *Dorman Products, Inc.........................................................             283            12,285
   Dover Downs Gaming & Entertainment, Inc......................................             937             2,296
  *Dover Motorsports, Inc.......................................................           3,360             4,066


                                      1191

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*DreamWorks Animation SKG, Inc. Class A.......................................             284   $         5,041
  *Duckwall-ALCO Stores, Inc....................................................           1,100             9,152
  *E.W. Scripps Co. Class A (The)...............................................           6,949            58,858
  *EDCI Holdings, Inc...........................................................           1,611             8,297
  *Education Management Corp....................................................             285             7,276
  *Emerson Radio Corp...........................................................           2,800             4,928
   Escalade, Inc................................................................             157               743
  *Federal-Mogul Corp...........................................................           9,173           152,180
  *Fisher Communications, Inc...................................................           1,403            42,216
   Flexsteel Industries, Inc....................................................             600             8,514
   Foot Locker, Inc.............................................................          12,152           318,868
   Fred's, Inc. Class A.........................................................          10,820           159,595
 #*Fuel Systems Solutions, Inc..................................................             847            17,677
  *Full House Resorts, Inc......................................................           1,309             3,639
  *Furniture Brands International, Inc..........................................          14,606            24,684
  *Gaiam, Inc. Class A..........................................................             955             3,419
 #*GameStop Corp. Class A.......................................................          13,945           325,755
   Gaming Partners International Corp...........................................             300             1,940
   Gannett Co., Inc.............................................................          15,432           218,671
 #*Gaylord Entertainment Co.....................................................           6,157           172,704
  *Genesco, Inc.................................................................           2,112           128,980
  *G-III Apparel Group, Ltd.....................................................           1,580            36,071
  *Golfsmith International Holdings, Inc........................................           1,600             5,872
  *Gray Television, Inc.........................................................          11,264            23,091
  *Gray Television, Inc. Class A................................................             700             1,197
  *Great Wolf Resorts, Inc......................................................           8,271            26,467
   Group 1 Automotive, Inc......................................................           5,918           315,666
   Harte-Hanks, Inc.............................................................           2,688            25,939
  *Hastings Entertainment, Inc..................................................           3,200             5,184
   Haverty Furniture Cos., Inc..................................................           4,870            60,778
  *Heelys, Inc..................................................................           2,100             3,822
  *Helen of Troy, Ltd...........................................................           7,600           244,492
  *Hollywood Media Corp.........................................................           1,384             1,716
   Hooker Furniture Corp........................................................           2,500            30,125
   Hot Topic, Inc...............................................................           6,834            50,025
  *Iconix Brand Group, Inc......................................................           9,795           180,326
   International Speedway Corp. Class A.........................................           3,800            98,002
  *Isle of Capri Casinos, Inc...................................................           4,005            20,345
  *J. Alexander's Corp..........................................................           2,399            15,833
  #JAKKS Pacific, Inc...........................................................           7,598           116,097
   Jarden Corp..................................................................          12,066           406,504
  *Johnson Outdoors, Inc. Class A...............................................           2,777            47,237
   Jones Group, Inc. (The)......................................................          17,199           157,027
  *Journal Communications, Inc. Class A.........................................          10,623            54,602
  *Kenneth Cole Productions, Inc. Class A.......................................           2,409            29,607
  *Kid Brands, Inc..............................................................           3,700            12,691
  *Kirkland's, Inc..............................................................           1,259            18,847
 #*K-Swiss, Inc. Class A........................................................           2,710             9,160
   Lacrosse Footwear, Inc.......................................................           1,500            18,870
  *Lakeland Industries, Inc.....................................................           2,120            19,970
  *Lakes Entertainment, Inc.....................................................           5,232            10,673
  *Lazare Kaplan International, Inc.............................................           1,563             4,181
  *La-Z-Boy, Inc................................................................           3,691            48,647
  *Leapfrog Enterprises, Inc....................................................           8,500            49,215
  *Lee Enterprises, Inc.........................................................           6,308             8,390
  #Lennar Corp. Class A.........................................................          25,500           547,995
   Lennar Corp. Class B Voting..................................................           2,960            50,942
  *Liberty Media Corp. - Liberty Capital Class A................................              43             3,544
  *Life Time Fitness, Inc.......................................................             300            14,742
   Lifetime Brands, Inc.........................................................           2,974            35,242
  #Lithia Motors, Inc. Class A..................................................           5,052           112,205


                                      1192

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Live Nation Entertainment, Inc...............................................          14,733   $       151,455
  *Luby's, Inc..................................................................           7,944            41,468
  *M/I Homes, Inc...............................................................           3,540            40,179
   Mac-Gray Corp................................................................           3,700            51,578
  *Madison Square Garden Co. (The)..............................................           5,458           156,590
  *Mannatech, Inc...............................................................             683             2,935
   Marcus Corp..................................................................           5,475            66,302
  *MarineMax, Inc...............................................................           6,061            49,821
  *McClatchy Co. (The)..........................................................           3,400             7,990
  #MDC Holdings, Inc............................................................             505            10,009
 #*Media General, Inc. Class A..................................................           5,800            23,316
   Men's Wearhouse, Inc. (The)..................................................           5,400           186,246
  #Meredith Corp................................................................           1,105            34,796
  *Meritage Homes Corp..........................................................           3,075            74,415
   MGP Ingredients, Inc.........................................................           4,280            25,509
  *Modine Manufacturing Co......................................................          10,307           112,759
  *Mohawk Industries, Inc.......................................................           7,687           470,137
  *Monarch Casino & Resort, Inc.................................................           1,800            19,170
  *Motorcar Parts of America, Inc...............................................             759             4,873
   Movado Group, Inc............................................................           4,151            76,420
  *MTR Gaming Group, Inc........................................................           5,500            13,145
  *Multimedia Games Holding Co., Inc............................................           6,759            51,030
  *Nautilus, Inc................................................................           5,568            13,475
  *Navarre Corp.................................................................           4,987             7,231
 #*O'Charley's, Inc.............................................................           5,434            35,267
  *OfficeMax, Inc...............................................................           1,924            10,640
  *Orient-Express Hotels, Ltd. Class A..........................................           8,198            69,355
   Outdoor Channel Holdings, Inc................................................           3,987            28,108
  *Pacific Sunwear of California, Inc...........................................             900             1,620
  *Penn National Gaming, Inc....................................................           7,003           286,703
   Penske Automotive Group, Inc.................................................           6,185           138,420
   Pep Boys - Manny, Moe & Jack (The)...........................................          12,600           189,000
  *Perry Ellis International, Inc...............................................           3,564            55,385
  *Pinnacle Entertainment, Inc..................................................          11,600           112,520
  *Point.360....................................................................             400               434
 #*PulteGroup, Inc..............................................................          18,400           137,080
  *Quiksilver, Inc..............................................................          15,847            70,678
 #*Radio One, Inc. Class D......................................................           3,383             3,451
  #RadioShack Corp..............................................................           3,671            26,358
  *Reading International, Inc. Class A..........................................           1,086             4,626
  *Red Lion Hotels Corp.........................................................           4,230            30,964
  *Red Robin Gourmet Burgers, Inc...............................................           2,000            61,420
   Regis Corp...................................................................          13,290           227,791
   Rent-A-Center, Inc...........................................................           9,000           304,380
  *Rick's Cabaret International, Inc............................................           1,800            18,612
  *Rocky Brands, Inc............................................................           1,900            21,090
  *Ruby Tuesday, Inc............................................................           7,412            55,664
  #Ryland Group, Inc. (The).....................................................           9,200           167,440
  *Saga Communications, Inc. Class A............................................           1,743            71,899
 #*Saks, Inc....................................................................           8,340            83,233
  *Salem Communications Corp. Class A...........................................           4,900            13,426
   Scholastic Corp..............................................................           8,240           243,162
   Service Corp. International..................................................          23,800           264,180
  *Shiloh Industries, Inc.......................................................           5,891            48,424
  *Shoe Carnival, Inc...........................................................           3,473            87,832
 #*Skechers U.S.A., Inc. Class A................................................           2,739            33,306
   Skyline Corp.................................................................           1,691            10,501
  *Smith & Wesson Holding Corp..................................................           2,500            12,850
  #Sonic Automotive, Inc. Class A...............................................           5,487            85,542
   Spartan Motors, Inc..........................................................           5,000            30,350
   Speedway Motorsports, Inc....................................................          10,592           169,790


                                      1193

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------

Consumer Discretionary -- (Continued)
  *Sport Chalet, Inc. Class A...................................................           4,484   $         7,488
  *Sport Chalet, Inc. Class B...................................................             150               321
   Stage Stores, Inc............................................................           6,632           102,000
   Standard Motor Products, Inc.................................................           5,844           120,912
  *Stanley Furniture Co., Inc...................................................           3,305            11,601
  *Stein Mart, Inc..............................................................           3,381            24,512
  *Steinway Musical Instruments, Inc............................................           2,578            64,321
   Stewart Enterprises, Inc. Class A............................................          21,307           131,038
   Superior Industries International, Inc.......................................           5,967           108,420
  *Systemax, Inc................................................................             739            13,014
  *Tandy Brands Accessories, Inc................................................           2,500             2,600
  *Toll Brothers, Inc...........................................................          12,877           280,847
  *Trans World Entertainment Corp...............................................           8,600            21,242
  *Tuesday Morning Corp.........................................................           1,300             4,420
  *Unifi, Inc...................................................................           4,872            47,405
  *Universal Electronics, Inc...................................................           1,400            25,900
   Vail Resorts, Inc............................................................             200             8,722
   Value Line, Inc..............................................................             137             1,537
  *VOXX International Corp......................................................           4,853            61,730
  #Washington Post Co. Class B..................................................             410           155,271
  *Wells-Gardner Electronics Corp...............................................           1,121             2,320
   Wendy's Co. (The)............................................................          45,237           212,162
  *West Marine, Inc.............................................................           6,279            76,101
  *Wet Seal, Inc. Class A (The).................................................           3,585            12,548
   Weyco Group, Inc.............................................................             335             8,462
  #Whirlpool Corp...............................................................           6,443           349,984
 #*Zale Corp....................................................................           3,300             9,405
                                                                                                   ---------------
Total Consumer Discretionary....................................................                        15,141,731
                                                                                                   ---------------
Consumer Staples -- (4.8%)
   Alico, Inc...................................................................             492            11,385
  *Alliance One International, Inc..............................................          13,409            39,020
   Andersons, Inc. (The)........................................................           2,100            85,155
   Cal-Maine Foods, Inc.........................................................           2,400            91,104
  *Central European Distribution Corp...........................................           5,300            21,730
  *Central Garden & Pet Co......................................................           2,954            25,818
  *Central Garden & Pet Co. Class A.............................................          10,643           100,683
  *Chiquita Brands International, Inc...........................................          10,547            92,708
   Coca-Cola Bottling Co........................................................             715            43,579
  *Constellation Brands, Inc. Class A...........................................          19,857           415,011
  *Craft Brew Alliance, Inc.....................................................           3,112            19,481
  *Dole Food Co., Inc...........................................................           4,010            38,496
  *Farmer Brothers Co...........................................................           4,400            43,912
   Fresh Del Monte Produce, Inc.................................................           8,510           208,325
   Golden Enterprises, Inc......................................................             678             2,326
   Griffin Land & Nurseries, Inc................................................             390            10,409
  *Hain Celestial Group, Inc. (The).............................................          11,600           447,644
  *Harbinger Group, Inc.........................................................           1,600             7,680
  #Imperial Sugar Co............................................................           2,726             9,296
   Ingles Markets, Inc. Class A.................................................           1,701            29,648
  *John B. Sanfilippo & Son, Inc................................................           1,796            17,727
   Nash-Finch Co................................................................           3,213            93,852
  *Natural Alternatives International, Inc......................................             600             5,490
  *Nutraceutical International Corp.............................................           2,600            33,410
   Oil-Dri Corp. of America.....................................................             882            18,513
  *Omega Protein Corp...........................................................           4,830            41,586
   Orchids Paper Products Co....................................................             500             9,440
  *Pantry, Inc..................................................................           5,960            71,758
  *Parlux Fragrances, Inc.......................................................           6,953            36,503
  *Physicians Formula Holdings, Inc.............................................           2,630             7,943
  *Pilgrim's Pride Corp.........................................................             200             1,076


                                      1194

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  *Prestige Brands Holdings, Inc................................................          11,035   $       141,689
  *Ralcorp Holdings, Inc........................................................           5,885           514,643
  #Sanderson Farms, Inc.........................................................             609            31,022
  *Seneca Foods Corp. Class A...................................................             714            20,656
  *Smart Balance, Inc...........................................................          10,495            55,624
  *Smithfield Foods, Inc........................................................          24,627           549,921
   Snyders-Lance, Inc...........................................................           3,100            71,269
   Spartan Stores, Inc..........................................................           4,870            91,264
  *Spectrum Brands Holdings, Inc................................................           4,864           140,813
   Stephan Co. (The)............................................................             200               470
  #SUPERVALU, Inc...............................................................          23,954           165,522
  *Susser Holdings Corp.........................................................           2,447            58,361
  *TreeHouse Foods, Inc.........................................................           6,500           367,510
   Universal Corp...............................................................           3,544           159,055
   Village Super Market, Inc. Class A...........................................             572            18,161
   Weis Markets, Inc............................................................           6,017           254,339
  *Winn-Dixie Stores, Inc.......................................................          13,683           129,304
                                                                                                   ---------------
Total Consumer Staples..........................................................                         4,850,331
                                                                                                   ---------------

Energy -- (5.4%)
   Adams Resources & Energy, Inc................................................             295            11,248
   Alon USA Energy, Inc.........................................................           4,757            45,953
 #*Approach Resources, Inc......................................................              50             1,756
  *Barnwell Industries, Inc.....................................................             480             1,368
   Berry Petroleum Co. Class A..................................................             202             9,092
  *Bill Barrett Corp............................................................           4,418           122,025
   Bolt Technology Corp.........................................................           1,400            16,786
  *BPZ Resources, Inc...........................................................           8,600            28,036
   Bristow Group, Inc...........................................................           5,217           255,946
  *Cal Dive International, Inc..................................................          10,363            31,193
  *Comstock Resources, Inc......................................................           2,107            25,368
  *Crimson Exploration, Inc.....................................................           3,800            11,210
  *Crosstex Energy, Inc.........................................................           3,290            41,322
  *CVR Energy, Inc..............................................................           3,801            94,797
  *Dawson Geophysical Co........................................................           2,215            78,832
   Delek US Holdings, Inc.......................................................           6,670            83,975
   DHT Holdings, Inc............................................................           3,652             3,871
  *Double Eagle Petroleum Co....................................................           1,300             8,619
  *Energy Partners, Ltd.........................................................           3,328            53,181
  *ENGlobal Corp................................................................           2,200             4,620
  *Exterran Holdings, Inc.......................................................           8,909            82,676
  *Geokinetics, Inc.............................................................           2,700             6,345
  *GeoMet, Inc..................................................................           3,300             2,379
  *GeoResources, Inc............................................................             496            15,183
  *Green Plains Renewable Energy, Inc...........................................           6,100            69,235
   Gulf Island Fabrication, Inc.................................................           2,303            69,896
  *Gulfmark Offshore, Inc. Class A..............................................           3,261           149,093
 #*Harvest Natural Resources, Inc...............................................           7,276            50,059
  *Helix Energy Solutions Group, Inc............................................          12,020           197,729
  *Hercules Offshore, Inc.......................................................          12,830            57,607
  *HKN, Inc.....................................................................           5,668            14,227
   HollyFrontier Corp...........................................................             804            23,589
  *Hornbeck Offshore Services, Inc..............................................           3,483           113,859
  *Matrix Service Co............................................................           3,500            40,740
  *Mitcham Industries, Inc......................................................             515            11,309
  *Natural Gas Services Group, Inc..............................................           2,866            39,522
  *Newpark Resources, Inc.......................................................          10,374            84,444
  #Overseas Shipholding Group, Inc..............................................           1,400            17,794
  *Parker Drilling Co...........................................................          17,533           113,964
 #*Patriot Coal Corp............................................................             268             2,037
   Patterson-UTI Energy, Inc....................................................          12,700           239,649


                                      1195

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   Penn Virginia Corp...........................................................           3,600   $        16,668
  *Petroleum Development Corp...................................................           4,960           154,405
  *PHI, Inc. Non-Voting.........................................................           3,000            79,080
  *Pioneer Drilling Co..........................................................          14,053           125,353
  *REX American Resources Corp..................................................           2,075            53,328
  *Rowan Cos., Inc..............................................................          14,450           491,444
  *SEACOR Holdings, Inc.........................................................           3,280           300,218
 #*Superior Energy Services, Inc................................................           3,100            88,381
  *Swift Energy Co..............................................................           8,400           278,460
   Teekay Corp..................................................................           6,873           188,458
  *Tesoro Corp..................................................................          15,807           395,649
  *Tetra Technologies, Inc......................................................           8,631            80,614
   Tidewater, Inc...............................................................           5,700           306,945
  *Union Drilling, Inc..........................................................           6,400            41,152
  *Unit Corp....................................................................           5,926           268,152
 #*USEC, Inc....................................................................          28,283            54,021
  *VAALCO Energy, Inc...........................................................           4,200            26,124
  *Voyager Oil & Gas, Inc.......................................................             237               626
  *Warren Resources, Inc........................................................             145               516
 #*Western Refining, Inc........................................................          10,999           181,813
  *Willbros Group, Inc..........................................................           4,875            20,768
                                                                                                   ---------------
Total Energy....................................................................                         5,482,709
                                                                                                   ---------------
Financials -- (24.7%)
   1st Source Corp..............................................................           7,021           175,806
  *1st United Bancorp, Inc......................................................           2,700            15,552
  *21st Century Holding Co......................................................           2,400             7,680
   Access National Corp.........................................................             200             1,848
  *Affirmative Insurance Holdings, Inc..........................................           4,200             4,788
  *Allegheny Corp...............................................................           1,148           332,174
  #Alliance Financial Corp......................................................             443            13,795
   Allied World Assurance Co. Holdings, Ltd.....................................           3,850           236,890
   Alterra Capital Holdings, Ltd................................................           6,869           166,024
  *American Capital, Ltd........................................................          24,600           202,212
   American Equity Investment Life Holding Co...................................           6,000            69,180
   American Financial Group, Inc................................................          12,615           462,592
   American National Bankshares, Inc............................................             421             8,694
   American National Insurance Co...............................................           2,880           209,808
  *American Safety Insurance Holdings, Ltd......................................           2,457            53,440
  *Ameris Bancorp...............................................................           4,419            47,372
  *AMERISAFE, Inc...............................................................           3,400            83,572
  *AmeriServe Financial, Inc....................................................           6,300            14,364
  *Ante5, Inc...................................................................           3,520             2,570
  *Arch Capital Group, Ltd......................................................          11,238           405,130
   Argo Group International Holdings, Ltd.......................................           5,310           152,981
   Aspen Insurance Holdings, Ltd................................................           5,588           148,417
  *Asset Acceptance Capital Corp................................................           8,254            38,299
   Associated Banc-Corp.........................................................          24,100           300,286
   Assurant, Inc................................................................          16,700           661,320
   Assured Guaranty, Ltd........................................................           3,958            61,389
   Asta Funding, Inc............................................................           1,714            12,821
   Astoria Financial Corp.......................................................           2,500            20,825
  *Avatar Holdings, Inc.........................................................           1,618            15,808
   Axis Capital Holdings, Ltd...................................................           9,129           280,991
   Baldwin & Lyons, Inc. Class B................................................           3,050            66,917
   BancFirst Corp...............................................................           1,600            64,256
   Bancorp Rhode Island, Inc....................................................               1                10
  *Bancorp, Inc.................................................................           3,093            24,806
  #BancorpSouth, Inc............................................................             438             4,919
  *BancTrust Financial Group, Inc...............................................           4,257             5,449
   Bank Mutual Corp.............................................................           7,255            29,093


                                      1196

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  Bank of Commerce Holdings.....................................................           1,233   $         4,858
 *BankAtlantic Bancorp, Inc. Class A............................................           3,118             9,822
  BankFinancial Corp............................................................           5,991            33,190
  Banner Corp...................................................................           2,004            39,359
  Bar Harbor Bankshares.........................................................              34             1,026
 *BBCN Bancorp, Inc.............................................................           4,812            48,697
 #BCB Bancorp, Inc..............................................................              97               999
 *Beneficial Mutual Bancorp, Inc................................................           8,224            72,782
  Berkshire Hills Bancorp, Inc..................................................           6,204           140,334
 *BofI Holding, Inc.............................................................           2,382            39,803
  Boston Private Financial Holdings, Inc........................................          13,691           112,814
  Brookline Bancorp, Inc........................................................           6,836            63,369
  Bryn Mawr Bank Corp...........................................................             169             3,399
  California First National Bancorp.............................................           1,000            15,930
  Camden National Corp..........................................................             573            19,711
 *Cape Bancorp, Inc.............................................................             439             3,718
 #Capital City Bank Group, Inc..................................................           1,869            16,354
  Capital Southwest Corp........................................................             300            26,622
 *CapitalSource, Inc............................................................          36,686           253,500
  Cardinal Financial Corp.......................................................           7,321            82,068
  Cathay General Bancorp........................................................          14,100           221,934
  Center Bancorp, Inc...........................................................             364             3,476
  Centerstate Banks, Inc........................................................           1,362             9,602
 *Central Pacific Financial Corp................................................             777            10,590
  Century Bancorp, Inc. Class A.................................................             134             3,803
  CFS Bancorp, Inc..............................................................           3,500            15,680
  Chemical Financial Corp.......................................................           5,945           134,535
 #Cincinnati Financial Corp.....................................................           2,560            83,661
 *Citizens Community Bancorp, Inc...............................................           2,054            11,810
  Citizens Holding Co...........................................................             171             3,163
 *Citizens, Inc.................................................................           3,058            31,528
  Clifton Savings Bancorp, Inc..................................................             834             8,540
 *CNO Financial Group, Inc......................................................          32,460           218,131
  CoBiz Financial, Inc..........................................................           4,891            29,248
  Columbia Banking System, Inc..................................................           5,011           105,231
  Commercial National Financial Corp............................................              42             1,081
  Community Bank System, Inc....................................................           6,629           181,369
  Community Trust Bancorp, Inc..................................................           3,145            96,897
 *CompuCredit Holdings Corp.....................................................           4,556            18,429
  Consolidated-Tokoma Land Co...................................................              40             1,144
 *Cowen Group, Inc. Class A.....................................................           8,014            21,638
 #CVB Financial Corp............................................................           2,739            28,842
  Delphi Financial Group, Inc. Class A..........................................           8,833           393,157
  Dime Community Bancshares, Inc................................................           4,200            57,876
  Donegal Group, Inc. Class A...................................................           6,327            96,550
  Donegal Group, Inc. Class B...................................................             592             9,836
 *E*Trade Financial Corp........................................................          32,487           266,069
  East West Bancorp, Inc........................................................           4,700           103,212
  Eastern Insurance Holdings, Inc...............................................           3,064            43,417
  Edelman Financial Group, Inc..................................................           6,490            46,339
  EMC Insurance Group, Inc......................................................           4,544           102,558
  Employers Holdings, Inc.......................................................           2,000            35,920
 *Encore Bancshares, Inc........................................................             500             6,705
  Endurance Specialty Holdings, Ltd.............................................           5,909           220,997
 *Enstar Group, Ltd.............................................................           1,095           108,985
  Enterprise Bancorp, Inc.......................................................             130             2,109
  Enterprise Financial Services Corp............................................           1,899            23,529
  ESB Financial Corp............................................................           1,170            16,368
  ESSA Bancorp, Inc.............................................................           2,833            28,528
  Everest Re Group, Ltd.........................................................           2,259           192,919
 #F.N.B. Corp...................................................................           9,466           110,942


                                      1197

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *Farmers Capital Bank Corp....................................................           1,442   $         6,777
   FBL Financial Group, Inc. Class A............................................           6,070           210,872
   Federal Agricultural Mortgage Corp. Class C..................................           1,100            21,340
   Fidelity National Financial, Inc. Class A....................................          26,568           483,272
  #Fidelity Southern Corp.......................................................           1,287             8,598
   Financial Institutions, Inc..................................................           1,393            23,806
  *First Acceptance Corp........................................................           5,500             6,325
   First American Financial Corp................................................           3,883            57,546
 #*First BanCorp................................................................             778             2,879
   First Bancorp................................................................           3,069            35,723
  #First Bancorp, Inc...........................................................             483             7,723
   First Busey Corp.............................................................           9,462            47,405
  *First California Financial Group, Inc........................................           1,900             8,360
   First Citizens BancShares, Inc. Class A......................................             237            41,812
   First Commonwealth Financial Corp............................................           4,368            24,199
   First Community Bancshares, Inc..............................................           1,857            23,695
   First Defiance Financial Corp................................................           2,165            33,514
 #*First Federal Bancshares of Arkansas, Inc....................................             560             3,086
  *First Federal of Northern Michigan Bancorp, Inc..............................             200               635
   First Financial Corp.........................................................           1,400            49,028
   First Financial Holdings, Inc................................................           2,269            22,032
  *First Financial Northwest, Inc...............................................           1,300             8,463
   First Horizon National Corp..................................................           5,057            44,148
   First Interstate Bancsystem, Inc.............................................           1,055            14,517
  *First Investors Financial Services Group, Inc................................             500             4,722
  *First Marblehead Corp. (The).................................................           7,864             9,909
   First Merchants Corp.........................................................           6,256            61,622
   First Midwest Bancorp, Inc...................................................           5,561            60,504
   First Niagara Financial Group, Inc...........................................          46,060           440,794
  *First Place Financial Corp...................................................           6,075             3,523
  *First South Bancorp, Inc.....................................................             620             2,182
   Firstbank Corp...............................................................             105               680
  *FirstCity Financial Corp.....................................................           3,212            25,985
   FirstMerit Corp..............................................................           8,064           126,524
   Flagstone Reinsurance Holdings SA............................................           7,345            64,122
   Flushing Financial Corp......................................................           4,484            58,785
  *FNB United Corp..............................................................              --                 7
  *Forest City Enterprises, Inc. Class A........................................             225             2,954
  *Forestar Group, Inc..........................................................             552             8,788
   Fulton Financial Corp........................................................          16,400           152,356
  #German American Bancorp, Inc.................................................           2,806            56,457
  *Global Indemnity P.L.C.......................................................           1,977            39,718
  #Great Southern Bancorp, Inc..................................................           2,101            51,054
  *Greene Bancshares, Inc.......................................................           3,936             4,999
  *Greenlight Capital Re, Ltd. Class A..........................................           3,046            78,191
  *Guaranty Bancorp.............................................................          13,156            19,602
  *Guaranty Federal Bancshares, Inc.............................................             100               748
  *Hallmark Financial Services, Inc.............................................           4,363            30,192
   Hampden Bancorp, Inc.........................................................           1,000            12,170
  *Hanmi Financial Corp.........................................................             625             5,150
   Hanover Insurance Group, Inc. (The)..........................................           4,952           180,055
   Harleysville Group, Inc......................................................           5,690           321,599
   Harleysville Savings Financial Corp..........................................             132             1,963
  *Harris & Harris Group, Inc...................................................           5,681            25,110
   HCC Insurance Holdings, Inc..................................................           7,140           198,206
   Heartland Financial USA, Inc.................................................           1,113            18,364
 #*Heritage Commerce Corp.......................................................           4,200            20,832
   Heritage Financial Corp......................................................             136             1,908
   HF Financial Corp............................................................             363             4,120
  *Hilltop Holdings, Inc........................................................           4,992            43,081
   Hingham Institution for Savings..............................................              40             2,060


                                      1198

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *HMN Financial, Inc...........................................................             750   $         1,688
  *Home Bancorp, Inc............................................................             724            11,555
   Home Federal Bancorp, Inc....................................................           2,393            24,672
   Homeowners Choice, Inc.......................................................             238             2,285
   HopFed Bancorp, Inc..........................................................             683             5,327
   Horace Mann Educators Corp...................................................           5,408            84,581
   Hudson Valley Holding Corp...................................................             460            10,097
   IBERIABANK Corp..............................................................           3,705           193,697
   Independence Holding Co......................................................           5,557            52,847
  #Independent Bank Corp. (453836108)...........................................           2,014            55,868
  *Independent Bank Corp. (453838609)...........................................             340               578
   Infinity Property & Casualty Corp............................................           4,410           257,015
   International Bancshares Corp................................................           6,326           121,586
  *Intervest Bancshares Corp. Class A...........................................           1,700             4,930
  *Investment Technology Group, Inc.............................................           1,100            12,474
   Investors Title Co...........................................................              40             1,610
   JMP Group, Inc...............................................................           1,380            10,184
   Kaiser Federal Financial Group, Inc..........................................             424             5,610
   Kearny Financial Corp........................................................           2,543            23,472
   Kemper Corp..................................................................           7,692           228,991
   Kentucky First Federal Bancorp...............................................             120             1,098
  *Knight Capital Group, Inc. Class A...........................................             890            11,561
   Lakeland Bancorp, Inc........................................................           6,094            60,757
   Lakeland Financial Corp......................................................           1,257            31,852
   Landmark Bancorp, Inc........................................................             156             2,884
   Legg Mason, Inc..............................................................          11,062           281,749
   LNB Bancorp, Inc.............................................................           2,597            14,050
  *Louisiana Bancorp, Inc.......................................................             696            11,032
  *Macatawa Bank Corp...........................................................           2,700             7,101
   Maiden Holdings, Ltd.........................................................           1,789            16,673
   MainSource Financial Group, Inc..............................................           4,541            42,640
  *Markel Corp..................................................................             340           137,044
   Marlin Business Services Corp................................................           2,600            37,206
   MB Financial, Inc............................................................          10,800           196,020
 #*MBIA, Inc....................................................................          26,807           330,262
  *MBT Financial Corp...........................................................           3,300             4,125
   MCG Capital Corp.............................................................          13,889            65,001
   Meadowbrook Insurance Group, Inc.............................................          11,385           113,508
   Medallion Financial Corp.....................................................           4,619            51,225
 #*Mercantile Bank Corp.........................................................           1,115            12,722
   Mercury General Corp.........................................................             300            13,110
  *Meridian Interstate Bancorp, Inc.............................................           1,033            13,346
  *Metro Bancorp, Inc...........................................................           2,783            30,446
  *MGIC Investment Corp.........................................................           7,300            27,667
   MicroFinancial, Inc..........................................................           2,400            15,720
   MidSouth Bancorp, Inc........................................................           2,318            30,250
   Montpelier Re Holdings, Ltd..................................................          10,557           183,375
   MutualFirst Financial, Inc...................................................             414             3,726
  *NASDAQ OMX Group, Inc. (The).................................................          24,288           601,857
  *National Financial Partners Corp.............................................             400             6,160
   National Interstate Corp.....................................................             347             9,060
   National Penn Bancshares, Inc................................................          18,842           163,737
   National Western Life Insurance Co. Class A..................................              77            11,123
  *Navigators Group, Inc. (The).................................................           3,646           174,206
  #NBT Bancorp, Inc.............................................................           3,500            78,750
   Nelnet, Inc. Class A.........................................................           4,590           113,144
   New Hampshire Thrift Bancshares, Inc.........................................             200             2,440
  *NewBridge Bancorp............................................................           2,100             8,295
  *NewStar Financial, Inc.......................................................           5,045            49,037
  *North Valley Bancorp.........................................................              40               401
   Northeast Community Bancorp, Inc.............................................           4,700            32,242


                                      1199

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Northfield Bancorp, Inc......................................................           3,336   $        49,039
   Northrim Bancorp, Inc........................................................             223             4,480
   Northwest Bancshares, Inc....................................................           5,492            67,661
   OceanFirst Financial Corp....................................................           1,501            20,339
   Ohio Valley Banc Corp........................................................              40               747
   Old Republic International Corp..............................................          34,668           342,520
   OneBeacon Insurance Group, Ltd. Class A......................................           4,000            63,520
   Oppenheimer Holdings, Inc. Class A...........................................           1,595            27,817
   Oriental Financial Group, Inc................................................           7,100            81,224
   Oritani Financial Corp.......................................................             900            11,673
 #*Pacific Capital Bancorp......................................................           1,196            33,368
   Pacific Continental Corp.....................................................           1,199            10,623
  *Pacific Mercantile Bancorp...................................................           2,264             8,377
  *Pacific Premier Bancorp, Inc.................................................             800             6,048
   PacWest Bancorp..............................................................           1,700            36,159
  #Park National Corp...........................................................           1,370            94,845
  *Park Sterling Corp...........................................................             535             2,343
   PartnerRe, Ltd...............................................................           2,305           150,793
  *Patriot National Bancorp.....................................................             600             1,110
   Peapack-Gladstone Financial Corp.............................................             503             5,759
 #*Penson Worldwide, Inc........................................................           1,970             2,856
   Peoples Bancorp, Inc.........................................................           2,919            45,712
   People's United Financial, Inc...............................................          14,715           181,436
 #*PHH Corp.....................................................................           5,778            66,967
  *Phoenix Cos., Inc. (The).....................................................           1,602             3,300
  *PICO Holdings, Inc...........................................................           3,761            83,005
 #*Pinnacle Financial Partners, Inc.............................................           4,551            76,639
  *Piper Jaffray Cos., Inc......................................................           3,300            73,425
   Platinum Underwriters Holdings, Ltd..........................................           4,572           156,591
  *Preferred Bank...............................................................             162             1,379
   Presidential Life Corp.......................................................           6,304            70,290
  *Primus Guaranty, Ltd.........................................................           1,687             9,278
   PrivateBancorp, Inc..........................................................           5,637            79,707
   ProAssurance Corp............................................................           4,219           344,397
  #Prosperity Bancshares, Inc...................................................           3,076           127,685
   Protective Life Corp.........................................................           6,300           157,563
   Provident Financial Holdings, Inc............................................           2,100            19,761
   Provident Financial Services, Inc............................................          10,873           150,482
   Provident New York Bancorp...................................................           9,480            78,305
   Prudential Bancorp, Inc. of Pennsylvania.....................................             194             1,063
  #Pulaski Financial Corp.......................................................             941             6,832
   QC Holdings, Inc.............................................................             800             2,656
   QCR Holdings, Inc............................................................             225             2,066
   Radian Group, Inc............................................................           1,200             3,300
   Reinsurance Group of America, Inc............................................          10,860           591,761
   RenaissanceRe Holdings, Ltd..................................................           2,100           153,531
   Renasant Corp................................................................           5,526            87,200
   Republic Bancorp, Inc. Class A...............................................           1,801            45,763
  *Republic First Bancorp, Inc..................................................             425               744
   Resource America, Inc. Class A...............................................           6,061            33,760
  *Riverview Bancorp, Inc.......................................................           4,200             8,652
   RLI Corp.....................................................................             428            30,525
   Rockville Financial, Inc.....................................................             138             1,501
   Roma Financial Corp..........................................................           1,800            18,576
   S&T Bancorp, Inc.............................................................           4,263            92,550
  *Safeguard Scientifics, Inc...................................................             477             7,584
   Safety Insurance Group, Inc..................................................           3,321           139,183
   Sandy Spring Bancorp, Inc....................................................           4,334            79,139
   SCBT Financial Corp..........................................................           1,586            49,055
   SeaBright Holdings, Inc......................................................           4,481            35,938
  *Seacoast Banking Corp. of Florida............................................           4,523             7,463


                                      1200

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Selective Insurance Group, Inc...............................................          10,900   $       195,982
   Shore Bancshares, Inc........................................................             479             2,615
   SI Financial Group, Inc......................................................           1,191            12,363
   Sierra Bancorp...............................................................             974             8,893
   Simmons First National Corp. Class A.........................................           1,631            44,934
  *Southern Community Financial Corp............................................           6,200             7,564
  *Southern Connecticut Bancorp, Inc............................................             100               193
  *Southern First Bancshares, Inc...............................................             220             1,617
   Southside Bancshares, Inc....................................................           1,122            24,011
 #*Southwest Bancorp, Inc.......................................................           5,301            44,263
   StanCorp Financial Group, Inc................................................           5,300           204,898
   State Auto Financial Corp....................................................          10,929           136,831
   StellarOne Corp..............................................................           4,809            59,055
   Sterling Bancorp.............................................................           1,935            18,479
   #Stewart Information Services Corp...........................................           3,616            49,358
  *Stratus Properties, Inc......................................................             650             5,915
  *Sun Bancorp, Inc.............................................................           8,064            23,547
  *Superior Bancorp.............................................................           1,724                34
  #Susquehanna Bancshares, Inc..................................................          26,373           241,049
   SWS Group, Inc...............................................................           2,700            19,845
   Symetra Financial Corp.......................................................           2,590            23,880
  *Taylor Capital Group, Inc....................................................           2,446            30,257
   Territorial Bancorp, Inc.....................................................             408             8,437
   Thomas Properties Group, Inc.................................................           5,996            19,247
  *TIB Financial Corp...........................................................             206             2,116
  *TierOne Corp.................................................................           5,100                10
  *Timberland Bancorp, Inc......................................................             400             1,600
   Tower Bancorp, Inc...........................................................             300             9,237
  #Tower Group, Inc.............................................................           4,307            92,988
  #TowneBank....................................................................           2,109            27,839
   Transatlantic Holdings, Inc..................................................           4,570           253,406
  *Tree.com, Inc................................................................             400             2,348
 .*Trenwick Group, Ltd..........................................................           1,225                --
   TriCo Bancshares.............................................................             837            12,505
  #Trustmark Corp...............................................................           9,100           214,487
   UMB Financial Corp...........................................................           4,100           158,178
   Umpqua Holdings Corp.........................................................          18,900           230,013
  *Unico American Corp..........................................................           1,400            16,121
   Union First Market Bankshares Corp...........................................           5,079            69,785
  #United Bankshares, Inc.......................................................           2,058            57,439
  *United Community Banks, Inc..................................................           3,064            23,256
   United Financial Bancorp, Inc................................................           3,624            58,491
   United Fire & Casualty Co....................................................           6,477           127,144
  *Unity Bancorp, Inc...........................................................             540             3,348
   Universal Insurance Holdings, Inc............................................           3,070            12,311
   Univest Corp. of Pennsylvania................................................           1,236            18,318
   Validus Holdings, Ltd.........................................................           6,995          224,330
  #Valley National Bancorp......................................................           1,072            12,778
   ViewPoint Financial Group....................................................           1,550            21,064
  *Virginia Commerce Bancorp, Inc...............................................           3,185            28,219
   W.R. Berkley Corp............................................................          12,200           418,094
   Washington Banking Co........................................................           1,500            19,860
   Washington Federal, Inc......................................................          13,051           205,684
   Washington Trust Bancorp, Inc................................................           1,379            34,048
  *Waterstone Financial, Inc....................................................           1,793             4,393
   Webster Financial Corp.......................................................          11,488           243,546
   WesBanco, Inc................................................................           6,121           122,175
   West Bancorporation, Inc.....................................................           5,550            53,946
  *West Coast Bancorp...........................................................              45               719
  *Western Alliance Bancorp.....................................................           4,827            38,568
   Westfield Financial, Inc.....................................................           6,049            48,332


                                      1201

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   White Mountains Insurance Group, Ltd.........................................           1,200   $       541,488
  #Wintrust Financial Corp......................................................           3,907           119,750
  *Yadkin Valley Financial Corp.................................................           3,382             7,001
   Zions Bancorporation.........................................................          17,468           294,161
  *ZipRealty, Inc...............................................................           1,200             1,308
                                                                                                   ---------------
Total Financials................................................................                        25,086,977
                                                                                                   ---------------
Health Care -- (6.1%)
  *Accuray, Inc.................................................................             929             5,249
  *Affymetrix, Inc..............................................................          14,976            72,035
  *Albany Molecular Research, Inc...............................................           7,139            21,845
  *Alere, Inc...................................................................          11,601           280,164
  *Allied Healthcare Products, Inc..............................................           1,700             5,899
  *Almost Family, Inc...........................................................           1,800            33,912
  *Alphatec Holdings, Inc.......................................................             877             1,544
  *Amedisys, Inc................................................................             900             9,450
  *American Dental Partners, Inc................................................           4,201            79,693
  *American Shared Hospital Services............................................             400             1,100
  *AMN Healthcare Services, Inc.................................................           1,895             9,646
  *Amsurg Corp..................................................................           4,189           107,867
   Analogic Corp................................................................           1,500            85,095
  *AngioDynamics, Inc...........................................................           5,376            69,673
  *Anika Therapeutics, Inc......................................................           1,897            17,452
   Arrhythmia Research Technology, Inc..........................................             291             1,065
  #Assisted Living Concepts, Inc. Class A.......................................           5,120            80,282
  *Astex Pharmaceuticals, Inc...................................................           3,900            10,569
  *BioScrip, Inc................................................................             362             1,958
  *Cambrex Corp.................................................................           2,546            20,012
   Cantel Medical Corp..........................................................           4,249           134,141
  *Capital Senior Living Corp...................................................           6,722            54,448
  *CardioNet, Inc...............................................................           4,238            13,350
 #*Codexis, Inc.................................................................             714             3,977
  *Community Health Systems, Inc................................................           3,500            65,450
  *CONMED Corp..................................................................           6,090           179,046
   Cooper Cos., Inc. (The)......................................................           7,699           555,406
  *Coventry Health Care, Inc....................................................          22,200           667,554
  *Cross Country Healthcare, Inc................................................           7,928            48,916
  *CryoLife, Inc................................................................           2,084            11,129
  *Cumberland Pharmaceuticals, Inc..............................................           3,244            19,756
  *Cutera, Inc..................................................................           2,803            21,835
  *Cynosure, Inc. Class A.......................................................           2,510            34,964
  *Cytokinetics, Inc............................................................             906               951
  *Digirad Corp.................................................................           3,300             6,633
   Ensign Group, Inc. (The).....................................................              90             2,386
  *Enzo Biochem, Inc............................................................           4,925            12,559
  *Enzon Pharmaceuticals, Inc...................................................           3,714            26,481
  *eResearch Technology, Inc....................................................           2,132            11,811
  *Exactech, Inc................................................................             557             9,213
  *Five Star Quality Care, Inc..................................................           8,186            29,715
  *Gentiva Health Services, Inc.................................................           6,900            50,094
  *Greatbatch, Inc..............................................................           5,343           125,133
  *Hanger Orthopedic Group, Inc.................................................           2,204            43,176
  *Harvard Bioscience, Inc......................................................           7,065            28,684
  *Health Net, Inc..............................................................           2,720           102,653
  *Healthways, Inc..............................................................           2,701            20,420
  *Hologic, Inc.................................................................           9,878           201,412
  *ICU Medical, Inc.............................................................             261            12,129
  *Idera Pharmaceuticals, Inc...................................................           4,724             5,007
  *IntegraMed America, Inc......................................................             123             1,113
   Invacare Corp................................................................           4,589            78,380
  *IRIS International, Inc......................................................             914             8,948


                                      1202

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
  *Kindred Healthcare, Inc......................................................           9,970   $       122,332
 #*K-V Pharmaceutical Co. Class A...............................................           3,917             8,069
  *Lannet Co., Inc..............................................................           3,895            19,787
   LeMaitre Vascular, Inc.......................................................           3,115            18,036
  *LHC Group, Inc...............................................................           1,800            26,676
  *LifePoint Hospitals, Inc.....................................................          10,900           438,071
  *Magellan Health Services, Inc................................................           1,081            52,774
  *Maxygen, Inc.................................................................           6,309            35,267
  *MedCath Corp.................................................................           5,455            39,549
  *Medical Action Industries, Inc...............................................           3,200            16,960
  *Medtox Scientific, Inc.......................................................             413             7,021
  *Metropolitan Health Networks, Inc............................................             178             1,428
  *Misonix, Inc.................................................................           2,000             3,720
  *Molina Healthcare, Inc.......................................................           5,838           178,701
  *Myrexis, Inc.................................................................               5                14
   National Healthcare Corp.....................................................           1,378            61,087
  *Natus Medical, Inc...........................................................           5,859            66,265
   Omnicare, Inc................................................................          11,448           375,838
  *Omnicell, Inc................................................................           2,400            37,152
  *Palomar Medical Technologies, Inc............................................           2,700            24,435
  *PDI, Inc.....................................................................           3,900            24,999
   PerkinElmer, Inc.............................................................             150             3,597
  *PharMerica Corp..............................................................           3,579            44,916
  *Repligen Corp................................................................           4,524            18,141
  *Rochester Medical Corp.......................................................             800             5,960
  *RTI Biologics, Inc...........................................................           6,413            22,125
  *SciClone Pharmaceuticals, Inc................................................           8,039            38,507
 #*Select Medical Holdings Corp.................................................             820             6,798
  *Skilled Healthcare Group, Inc. Class A.......................................           3,183            19,544
  *Solta Medical, Inc...........................................................             100               300
   Span-American Medical System, Inc............................................             120             1,822
  *SRI/Surgical Express, Inc....................................................             900             3,627
  *Sucampo Pharmaceuticals, Inc. Class A........................................           1,228             5,452
  *Sun Healthcare Group, Inc....................................................           3,051            13,852
  *SunLink Health Systems, Inc..................................................             887             1,180
  *SurModics, Inc...............................................................           1,712            24,687
  *Symmetry Medical, Inc........................................................           5,485            41,192
   Teleflex, Inc................................................................           3,830           234,358
  *Theragenics Corp.............................................................           6,234            10,473
 #*Transcept Pharmaceuticals, Inc...............................................           2,359            18,919
  *Triple-S Management Corp. Class B............................................           3,315            70,709
  *Universal American Corp......................................................          11,642           127,946
  *Viropharma, Inc..............................................................          11,609           345,832
  #West Pharmaceutical Services, Inc............................................             485            19,633
  *Wright Medical Group, Inc....................................................           3,892            65,969
   Young Innovations, Inc.......................................................           1,005            30,693
                                                                                                   ---------------
Total Health Care...............................................................                         6,235,793
                                                                                                   ---------------
Industrials -- (15.0%)
   A.O. Smith Corp..............................................................             535            22,727
  *A.T. Cross Co. Class A.......................................................           1,675            16,616
   AAR Corp.....................................................................           4,445            94,190
   ABM Industries, Inc..........................................................           2,200            47,740
  #Aceto Corp...................................................................           6,411            47,057
   Actuant Corp. Class A........................................................           1,016            25,756
  *AECOM Technology Corp........................................................           7,848           179,641
  *Aegion Corp..................................................................           2,285            39,005
  *AGCO Corp....................................................................           4,634           236,010
  *Air Transport Services Group, Inc............................................           9,954            59,824
   Aircastle, Ltd...............................................................           8,402           118,468
   Alamo Group, Inc.............................................................           2,616            76,126


                                      1203

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Alaska Air Group, Inc........................................................           2,459   $       187,204
   Albany International Corp. Class A...........................................           2,224            53,420
   Alexander & Baldwin, Inc.....................................................           5,682           268,759
 .*Allied Defense Group, Inc....................................................           2,400             7,560
   Allied Motion Technologies, Inc..............................................             400             2,384
   Amerco, Inc..................................................................           5,363           518,709
  *American Railcar Industries, Inc.............................................           3,877           101,190
  *American Reprographics Co....................................................           6,626            39,822
   American Woodmark Corp.......................................................             500             7,110
   Ampco-Pittsburgh Corp........................................................             633            13,578
  *AMREP Corp...................................................................             500             3,000
   Apogee Enterprises, Inc......................................................           1,700            23,375
   Applied Industrial Technologies, Inc.........................................           7,704           297,220
   Arkansas Best Corp...........................................................           6,300           114,156
  *Armstrong World Industries, Inc..............................................           1,436            67,061
  *Arotech Corp.................................................................           3,700             4,551
  *Ascent Solar Technologies, Inc...............................................           3,620             2,679
  *Astec Industries, Inc........................................................           2,300            77,786
  *Atlas Air Worldwide Holdings, Inc............................................           2,700           128,614
  *Avalon Holding Corp. Class A.................................................             262               946
  *Avis Budget Group, Inc.......................................................          10,817           155,224
  *Baldwin Technology Co., Inc. Class A.........................................           3,076             2,768
   Barnes Group, Inc............................................................           3,600            91,044
   Barrett Business Services, Inc...............................................           2,300            44,275
  *BNS Holding, Inc. Class A....................................................              12             3,762
   Brady Corp. Class A..........................................................           2,636            85,327
   Briggs & Stratton Corp.......................................................           7,608           118,761
  *Builders FirstSource, Inc....................................................           1,282             3,243
  *CAI International, Inc.......................................................             235             4,094
   Cascade Corp.................................................................           1,200            68,184
  *Casella Waste Systems, Inc. Class A..........................................           3,077            21,139
  *CBIZ, Inc....................................................................             600             3,762
   CDI Corp.....................................................................           4,640            69,461
   Celadon Group, Inc...........................................................           2,130            31,843
  *Ceradyne, Inc................................................................           3,060           101,255
  *Champion Industries, Inc.....................................................           1,800             1,456
   Chase Corp...................................................................             527             7,009
   CIRCOR International, Inc....................................................           1,000            37,910
  *Columbus McKinnon Corp.......................................................           2,500            39,875
   Comfort Systems USA, Inc.....................................................           1,698            20,308
   CompX International, Inc.....................................................             200             3,038
  *Consolidated Graphics, Inc...................................................           1,500            76,185
   Courier Corp.................................................................             615             7,608
   Covanta Holding Corp.........................................................           1,907            27,251
  *Covenant Transportation Group, Inc. Class A..................................           3,300            10,890
  *CPI Aerostructures, Inc......................................................           1,700            23,868
  *CRA International, Inc.......................................................           1,273            27,510
   Curtiss-Wright Corp..........................................................           8,391           313,488
  *DigitalGlobe, Inc............................................................           1,263            19,816
  *Dollar Thrifty Automotive Group, Inc.........................................             602            44,337
   Douglas Dynamics, Inc........................................................              66               898
  *Ducommun, Inc................................................................           2,731            39,463
  *Dycom Industries, Inc........................................................           4,586            98,003
 #*Eagle Bulk Shipping, Inc.....................................................          16,759            23,798
   Eastern Co. (The)............................................................             297             5,985
   Ecology & Environment, Inc. Class A..........................................             210             3,583
   EMCOR Group, Inc.............................................................             200             5,766
  #Encore Wire Corp.............................................................           4,020           109,746
 #*Energy Conversion Devices, Inc...............................................           3,600             3,636
  *Energy Recovery, Inc.........................................................           1,150             2,840
  *EnergySolutions, Inc.........................................................             600             2,136


                                      1204

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *EnerSys......................................................................           9,960   $       288,641
   Ennis, Inc...................................................................           5,808            96,064
  *EnPro Industries, Inc........................................................           3,739           132,024
   ESCO Technologies, Inc.......................................................             361            10,855
   Espey Manufacturing & Electronics Corp.......................................             172             4,102
  *Esterline Technologies Corp..................................................           6,359           388,853
 #*Excel Maritime Carriers, Ltd.................................................          11,705            17,206
  *Federal Signal Corp..........................................................          14,257            60,307
  *Flanders Corp................................................................           3,367            10,370
  *Flow International Corp......................................................           3,431            12,935
  *Franklin Covey Co............................................................           4,000            35,200
  *Freightcar America, Inc......................................................           1,600            34,736
  *Frozen Food Express Industries...............................................           5,000             6,750
 #*FTI Consulting, Inc..........................................................           1,523            65,215
   G & K Services, Inc. Class A.................................................           5,010           164,629
   GATX Corp....................................................................           9,561           410,549
 #*Genco Shipping & Trading, Ltd................................................           3,157            22,099
  *Gencor Industries, Inc.......................................................             600             4,302
  *General Cable Corp...........................................................           4,400           135,784
  *GEO Group, Inc. (The)........................................................           1,012            17,791
  *Gibraltar Industries, Inc....................................................           7,400           115,958
  *Global Power Equipment Group, Inc............................................               9               231
  *GP Strategies Corp...........................................................           4,100            60,270
   Granite Construction, Inc....................................................           2,553            67,986
   Great Lakes Dredge & Dock Corp...............................................           8,121            51,974
  *Greenbrier Cos., Inc.........................................................           5,736           127,626
   Griffon Corp.................................................................          14,955           149,101
  *H&E Equipment Services, Inc..................................................           7,100           120,629
   Hardinge, Inc................................................................           2,569            27,308
  *Hawaiian Holdings, Inc.......................................................             180             1,253
   Heidrick & Struggles International, Inc......................................           3,465            76,161
  *Hill International, Inc......................................................           4,009            23,854
 #*Hoku Corp....................................................................           5,021             3,414
  *Horizon Lines, Inc. Class A..................................................             288               734
  *Hudson Highland Group, Inc...................................................           4,736            25,338
  *Huntington Ingalls Industries, Inc...........................................           1,692            63,755
  *Hurco Cos., Inc..............................................................           1,730            40,776
  *Huron Consulting Group, Inc..................................................             801            30,021
  *ICF International, Inc.......................................................           2,416            68,469
  *Innotrac Corp................................................................             900             1,094
  *Innovative Solutions & Support, Inc..........................................             273             1,065
   Insteel Industries, Inc......................................................           1,860            23,808
  *Interline Brands, Inc........................................................           4,056            68,993
   International Shipholding Corp...............................................           1,600            36,400
   Intersections, Inc...........................................................           2,895            35,551
 #*JetBlue Airways Corp.........................................................          32,782           194,397
  *JPS Industries, Inc..........................................................           1,000             7,110
  *Kadant, Inc..................................................................           2,751            66,739
  *KAR Auction Services, Inc....................................................           1,290            19,015
   Kaydon Corp..................................................................           1,400            47,768
   Kelly Services, Inc. Class A.................................................           7,700           124,432
  *Key Technology, Inc..........................................................             987            12,288
   Kimball International, Inc. Class B..........................................           6,171            37,581
  *Korn/Ferry International.....................................................           2,407            39,547
  *Kratos Defense & Security Solutions, Inc.....................................           1,926            13,078
   L.B. Foster Co. Class A......................................................             491            14,656
   L.S. Starrett Co. Class A....................................................             489             7,095
   Lawson Products, Inc.........................................................           2,008            33,714
  *Layne Christensen Co.........................................................           2,272            52,779
  *LMI Aerospace, Inc...........................................................           2,100            41,559
   LSI Industries, Inc..........................................................           3,630            25,809


                                      1205

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Lydall, Inc..................................................................           3,900   $        36,738
   Marten Transport, Ltd........................................................           5,873           128,325
   McGrath RentCorp.............................................................           2,623            83,516
  *Meritor, Inc.................................................................           9,903            62,191
  *Metalico, Inc................................................................           6,688            24,344
   Met-Pro Corp.................................................................           2,967            31,124
  *MFRI, Inc....................................................................           1,500            11,070
  *Michael Baker Corp...........................................................           1,200            29,388
   Miller Industries, Inc.......................................................           3,067            50,023
 #*Mobile Mini, Inc.............................................................           9,000           187,200
  *Moog, Inc. Class A...........................................................           1,857            79,145
   Mueller Industries, Inc......................................................           1,343            59,374
  *Mueller Water Products, Inc. Class A.........................................          33,461            91,683
   Multi-Color Corp.............................................................             860            19,703
  *MYR Group, Inc...............................................................           2,423            48,412
   NACCO Industries, Inc. Class A...............................................           1,477           150,949
  *National Patent Development Corp.............................................           1,000             1,900
  *National Technical Systems, Inc..............................................           3,198            16,598
  *Navigant Consulting, Inc.....................................................           2,381            30,501
  *Northwest Pipe Co............................................................           2,213            50,479
 #*Ocean Power Technologies, Inc................................................             100               287
  *On Assignment, Inc...........................................................           6,694            75,040
  *Orion Energy Systems, Inc....................................................           1,791             5,624
  *Oshkosh Corp.................................................................           1,869            45,379
  *Owens Corning, Inc...........................................................          10,700           361,125
  *P.A.M. Transportation Services, Inc..........................................           3,545            37,932
  *Pacer International, Inc.....................................................             906             5,472
  *Patrick Industries, Inc......................................................           1,000             5,720
  *Patriot Transportation Holding, Inc..........................................             211             4,336
  *PGT, Inc.....................................................................             375               502
  *Pike Electric Corp...........................................................           4,614            36,727
  *Pinnacle Airlines Corp.......................................................           4,114             5,801
  *Powell Industries, Inc.......................................................           1,639            56,726
   Preformed Line Products Co...................................................             600            38,772
   Providence & Worcester Railroad Co...........................................             200             2,347
   Quanex Building Products Corp................................................             433             7,114
  *Quanta Services, Inc.........................................................          17,943           387,569
  *RailAmerica, Inc.............................................................           2,944            43,983
  *RCM Technologies, Inc........................................................           4,179            22,734
  #Regal-Beloit Corp............................................................           3,106           176,328
 #*Republic Airways Holdings, Inc...............................................          11,000            60,610
   Robbins & Myers, Inc.........................................................              66             3,205
  *Rush Enterprises, Inc. Class A...............................................           5,802           133,504
  *Rush Enterprises, Inc. Class B...............................................           1,650            31,515
   Ryder System, Inc............................................................           9,234           519,690
  *Saia, Inc....................................................................           3,508            52,830
   Schawk, Inc..................................................................           3,203            43,048
  *School Specialty, Inc........................................................           4,794            15,437
  *Seaboard Corp................................................................             200           388,304
   SIFCO Industries, Inc........................................................             477            10,480
   SkyWest, Inc.................................................................          11,060           141,568
  *SL Industries, Inc...........................................................             502             9,011
  *Sparton Corp.................................................................           2,441            20,895
   Standard Register Co.........................................................           4,849             9,746
   Standex International Corp...................................................           3,409           136,667
   Steelcase, Inc. Class A......................................................           6,000            52,260
  *Sterling Construction Co., Inc...............................................           1,634            19,624
   Superior Uniform Group, Inc..................................................           2,295            28,573
  *Supreme Industries, Inc. Class A.............................................           1,318             3,875
  *SYKES Enterprises, Inc.......................................................           2,611            45,771
  *Sypris Solutions, Inc........................................................           6,800            27,880


                                      1206

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   TAL International Group, Inc.................................................           1,500   $        49,965
  *Tecumseh Products Co. Class A................................................           3,200            16,064
  *Tecumseh Products Co. Class B................................................             100               486
 #*Terex Corp...................................................................           3,400            67,320
  *Tetra Tech, Inc..............................................................             101             2,336
  *Titan Machinery, Inc.........................................................             880            21,771
  *TRC Cos., Inc................................................................           1,013             6,291
   Tredegar Corp................................................................           6,824           168,280
   Trinity Industries, Inc......................................................           7,919           249,132
  #Triumph Group, Inc...........................................................           5,678           355,272
  *Tutor Perini Corp............................................................           3,200            48,608
   U.S. Home Systems, Inc.......................................................             500             4,545
  *Ultralife Corp...............................................................             969             4,041
   UniFirst Corp................................................................           3,100           187,178
   United Stationers, Inc.......................................................             962            31,101
   Universal Forest Products, Inc...............................................           4,248           134,959
   Universal Truckload Services, Inc............................................             300             5,334
  *URS Corp.....................................................................           9,900           407,385
  *USA Truck, Inc...............................................................           3,004            28,328
   UTi Worldwide, Inc...........................................................           2,500            37,225
   Viad Corp....................................................................           4,327            87,535
   Virco Manufacturing Corp.....................................................           4,400             7,832
  *Volt Information Sciences, Inc...............................................           5,881            41,696
   VSE Corp.....................................................................             400            10,484
   Watts Water Technologies, Inc. Class A.......................................           6,750           260,212
  *WCA Waste Corp...............................................................           3,198            20,723
  #Werner Enterprises, Inc......................................................           5,311           138,776
  *Willis Lease Finance Corp....................................................           2,468            33,515
                                                                                                   ---------------
Total Industrials...............................................................                        15,213,645
                                                                                                   ---------------
Information Technology -- (12.2%)
  *Accelrys, Inc................................................................           4,744            35,533
  *Acxiom Corp..................................................................           1,408            19,318
  *ADDvantage Technologies Group, Inc...........................................           1,399             3,092
  *Adept Technology, Inc........................................................           2,183             5,567
  *Advanced Energy Industries, Inc..............................................           2,382            25,344
  *Aetrium, Inc.................................................................           1,800             1,692
  *Agilysys, Inc................................................................           6,576            53,529
  *Amtech Systems, Inc..........................................................           2,300            23,437
  *Anadigics, Inc...............................................................           4,700            12,925
  *Analysts International Corp..................................................             532             3,564
  *Anaren, Inc..................................................................           4,100            71,422
 #*AOL, Inc.....................................................................           5,900            95,639
  *Arris Group, Inc.............................................................          19,100           223,088
  *Arrow Electronics, Inc.......................................................          16,259           671,334
   Astro-Med, Inc...............................................................           1,475            11,800
  *ATMI, Inc....................................................................           4,055            94,806
  *Aviat Networks, Inc..........................................................           8,260            18,337
  *Avid Technology, Inc.........................................................           8,300            80,427
  *Avnet, Inc...................................................................           6,515           227,178
   AVX Corp.....................................................................          10,942           143,997
  *Aware, Inc...................................................................           1,426             4,563
  *Axcelis Technologies, Inc....................................................           4,561             8,210
   Bel Fuse, Inc. Class B.......................................................           2,247            45,502
  *Benchmark Electronics, Inc...................................................          16,450           282,940
   Black Box Corp...............................................................           4,026           124,484
   Bogen Communications International, Inc......................................           1,000             3,800
 #*BroadVision, Inc.............................................................              80             1,912
  *Brocade Communications Systems, Inc..........................................          24,800           139,128
   Brooks Automation, Inc.......................................................          15,613           167,371
  *Cabot Microelectronics Corp..................................................           1,745            87,983

                                      1207

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
 #*CACI International, Inc. Class A.............................................           4,064   $       238,516
  *Cascade Microtech, Inc.......................................................           3,735            12,811
  *Checkpoint Systems, Inc......................................................           3,200            33,664
  *CIBER, Inc...................................................................          16,040            69,774
  *Coherent, Inc................................................................           6,367           355,788
   Cohu, Inc....................................................................           6,597            86,619
 .*Commerce One LLC.............................................................           4,310                --
   Communications Systems, Inc..................................................           1,500            22,335
  *Computer Task Group, Inc.....................................................           1,326            19,134
   Comtech Telecommunications Corp..............................................           3,556           109,738
  *Concurrent Computer Corp.....................................................             300             1,158
  *Convergys Corp...............................................................          14,165           188,536
  *CoreLogic, Inc...............................................................           8,763           124,435
  *Cray, Inc....................................................................             226             1,686
  *CSG Systems International, Inc...............................................             415             6,752
  *CSP, Inc.....................................................................              66               249
  *CSR P.L.C. ADR...............................................................           1,801            25,862
   CTS Corp.....................................................................           7,318            73,619
  *CyberOptics Corp.............................................................           2,108            18,382
  *Cymer, Inc...................................................................             555            27,633
   Daktronics, Inc..............................................................              94             1,028
  *Data I/O Corp................................................................           1,500             6,180
  *Dataram Corp.................................................................           2,324             1,882
  *DealerTrack Holdings, Inc....................................................             747            20,416
  *Digi International, Inc......................................................           5,952            67,198
  *Ditech Networks, Inc.........................................................           8,128             6,584
  *DSP Group, Inc...............................................................           5,775            33,091
  *Dynamics Research Corp.......................................................           2,110            23,759
   Earthlink, Inc...............................................................          14,538           104,819
  *EchoStar Corp. Class A.......................................................           5,300           139,019
  *Edgewater Technology, Inc....................................................           3,967            13,646
   Electro Rent Corp............................................................           6,410           109,547
  *Electro Scientific Industries, Inc...........................................           5,398            81,942
  *Electronics for Imaging, Inc.................................................           6,100           104,676
  *Emulex Corp..................................................................             994            10,377
   EPIQ Systems, Inc............................................................           3,257            39,703
  *ePlus, Inc...................................................................           2,000            57,040
  *Euronet Worldwide, Inc.......................................................              28               514
  *Exar Corp....................................................................           9,859            65,858
  *Extreme Networks.............................................................           5,600            18,144
  *Fairchild Semiconductor International, Inc...................................          15,457           216,089
  *FEI Co.......................................................................             299            13,174
  *FormFactor, Inc..............................................................           5,520            28,428
  *Frequency Electronics, Inc...................................................           3,304            28,117
  *FSI International, Inc.......................................................           1,800             7,650
  *GigOptix, Inc................................................................           1,042             1,761
  *Global Cash Access Holdings, Inc.............................................           1,173             6,217
  *Globecomm Systems, Inc.......................................................           5,373            76,673
  *GSI Group, Inc...............................................................             110             1,270
  *GSI Technology, Inc..........................................................           4,398            21,814
  *GTSI Corp....................................................................           2,996            12,673
  *Hackett Group, Inc. (The)....................................................           3,179            12,319
  *Harmonic, Inc................................................................          22,100           129,727
 .*Here Media, Inc..............................................................             340                --
 .*Here Media, Inc. Special Shares..............................................             340                --
  *Hutchinson Technology, Inc...................................................           5,700            10,545
  *I.D. Systems, Inc............................................................           2,201            11,335
  #IAC/InterActiveCorp..........................................................          13,000           559,910
  *Identive Group, Inc..........................................................           5,381            12,269
  *Ikanos Communications, Inc...................................................           9,896             8,708
  *Imation Corp.................................................................           9,078            53,833


                                      1208

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *InfoSpace, Inc...............................................................           9,100   $       112,021
  *Ingram Micro, Inc. Class A...................................................          24,100           457,418
  *Innodata Isogen, Inc.........................................................             290             1,189
  *Insight Enterprises, Inc.....................................................          10,115           186,723
  *Integrated Device Technology, Inc............................................          30,500           193,370
  *Integrated Silicon Solution, Inc.............................................           6,460            63,114
  *International Rectifier Corp.................................................           6,932           158,050
   Intersil Corp. Class A.......................................................           5,851            65,882
  *Intevac, Inc.................................................................           1,750            14,578
  *IntriCon Corp................................................................             700             4,900
  *iPass, Inc...................................................................           2,298             3,516
  *IXYS Corp....................................................................           7,733           106,097
  *JDA Software Group, Inc......................................................             600            17,682
  *Key Tronic Corp..............................................................           2,718            16,824
   Keynote Systems, Inc.........................................................           3,727            72,937
 #*KIT Digital, Inc.............................................................           6,189            67,027
 #*Kopin Corp...................................................................           6,760            26,229
  *LookSmart, Ltd...............................................................           3,384             4,636
  *LTX-Credence Corp............................................................             388             2,588
   ManTech International Corp. Class A..........................................           1,450            50,968
  *Market Leader, Inc...........................................................           3,133             8,334
  *Measurement Specialties, Inc.................................................             342            11,115
  *MEMC Electronic Materials, Inc...............................................          12,458            56,933
  *Mentor Graphics Corp.........................................................          16,100           223,307
   Methode Electronics, Inc.....................................................           7,900            78,447
   MKS Instruments, Inc.........................................................          10,424           314,284
  *ModusLink Global Solutions, Inc..............................................          11,199            64,058
  *Monolithic Power Systems, Inc................................................             780            12,784
  *Multi-Fineline Electronix, Inc...............................................           2,514            62,498
  *NCI, Inc. Class A............................................................             266             1,947
  *Newport Corp.................................................................           6,400           118,208
 #*Oclaro, Inc..................................................................             760             3,146
  *Official Payments Holdings, Inc..............................................           5,146            22,334
  *Online Resources Corp........................................................           4,120            11,083
  *Oplink Communications, Inc...................................................           4,800            89,904
  *Opnext, Inc..................................................................           7,463             8,209
   Optical Cable Corp...........................................................           1,600             5,664
  *ORBCOMM, Inc.................................................................           9,700            33,465
  *OSI Systems, Inc.............................................................           2,304           123,794
  *PAR Technology Corp..........................................................           4,662            21,725
   Park Electrochemical Corp....................................................           2,000            60,740
   PC Connection, Inc...........................................................           7,579            90,948
  *PC Mall, Inc.................................................................           2,162            13,534
   PC-Tel, Inc..................................................................           4,282            31,858
  *Perceptron, Inc..............................................................             732             3,755
  *Perficient, Inc..............................................................           2,386            26,556
  *Performance Technologies, Inc................................................           3,750             6,750
  *Pericom Semiconductor Corp...................................................           6,875            55,000
  *Pervasive Software, Inc......................................................           4,896            28,201
  *Photronics, Inc..............................................................          15,019           103,030
  *Planar Systems, Inc..........................................................           1,420             3,351
  *PLX Technology, Inc..........................................................           3,633            11,408
  *PMC-Sierra, Inc..............................................................           2,340            15,210
  *Presstek, Inc................................................................           1,957             1,272
  *Qualstar Corp................................................................           4,358             8,346
  *RadiSys Corp.................................................................           5,200            31,356
   RealNetworks, Inc............................................................           9,390            95,872
  *Reis, Inc....................................................................             442             4,597
   RF Industries, Ltd...........................................................             681             2,588
   Richardson Electronics, Ltd..................................................           3,591            43,487
   Rimage Corp..................................................................           1,285            15,985


                                      1209

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *Rogers Corp..................................................................           3,014   $       115,828
 #*Rosetta Stone, Inc...........................................................              73               569
  *Rudolph Technologies, Inc....................................................           8,400            85,932
  *S1 Corp......................................................................           4,612            45,013
  *Sanmina-SCI Corp.............................................................             294             3,228
  *ScanSource, Inc..............................................................             328            12,323
  *SeaChange International, Inc.................................................           8,900            63,902
  *Sigma Designs, Inc...........................................................             888             5,355
  *Sonus Networks, Inc..........................................................          13,471            34,755
  *SRS Labs, Inc................................................................             255             1,765
  *SS&C Technologies Holdings, Inc..............................................           1,046            19,633
  *Standard Microsystems Corp...................................................           3,132            80,680
  *StarTek, Inc.................................................................           5,100            15,912
  *Steel Excel, Inc.............................................................           3,594            94,342
  *Stream Global Services, Inc..................................................             301             1,002
 #*SunPower Corp................................................................           1,253             8,583
  *Supertex, Inc................................................................           1,400            25,872
  *Sycamore Networks, Inc.......................................................           6,322           122,773
  *Symmetricom, Inc.............................................................          11,288            70,437
  *SYNNEX Corp..................................................................           8,400           303,912
  *Tech Data Corp...............................................................          10,139           526,417
  *TechTarget, Inc..............................................................           5,329            37,037
  *TeleCommunication Systems, Inc. Class A......................................           6,139            14,365
   Tellabs, Inc.................................................................          21,550            81,890
   Telular Corp.................................................................           4,000            33,440
   Tessco Technologies, Inc.....................................................           2,100            37,422
  *Tessera Technologies, Inc....................................................             757            14,989
   TheStreet, Inc...............................................................           6,043            11,542
  *THQ, Inc.....................................................................           4,900             3,283
  *TTM Technologies, Inc........................................................           3,540            43,436
   United Online, Inc...........................................................          18,618           105,750
  *UTStarcom Holdings Corp......................................................          32,592            42,044
 #*Veeco Instruments, Inc.......................................................           1,862            45,451
 #*Viasystems Group, Inc........................................................             850            14,442
  *Vicon Industries, Inc........................................................           1,400             4,774
  *Video Display Corp...........................................................             314             1,919
  *Virtusa Corp.................................................................           5,245            83,868
  *Vishay Intertechnology, Inc..................................................          21,233           260,741
 #*Vishay Precision Group, Inc..................................................           1,463            23,057
  *Westell Technologies, Inc. Class A...........................................             470             1,034
  *WPCS International, Inc......................................................           1,947             3,290
  *XO Group, Inc................................................................           1,688            13,909
  *X-Rite, Inc..................................................................           5,336            24,225
  *Xyratex, Ltd.................................................................           2,447            38,858
  *Zygo Corp....................................................................           1,999            35,362
                                                                                                   ---------------
Total Information Technology....................................................                        12,387,741
                                                                                                   ---------------
Materials -- (7.3%)
   A. Schulman, Inc.............................................................           6,700           164,150
  *A.M. Castle & Co.............................................................           2,515            26,081
  *American Pacific Corp........................................................             700             5,551
   American Vanguard Corp.......................................................           4,900            73,647
   Ashland, Inc.................................................................           9,855           621,456
   Boise, Inc...................................................................          10,912            83,368
   Buckeye Technologies, Inc....................................................           9,523           319,306
   Cabot Corp...................................................................           4,400           159,280
  *Century Aluminum Co..........................................................          10,800           108,324
  *Clearwater Paper Corp........................................................             602            21,985
  *Coeur d'Alene Mines Corp.....................................................           9,159           253,338
   Commercial Metals Co.........................................................          10,109           144,963
  *Core Molding Technologies, Inc...............................................           1,192            10,132


                                      1210

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Cytec Industries, Inc........................................................           4,444   $       221,578
  #Domtar Corp..................................................................           5,165           446,153
   Eagle Materials, Inc.........................................................             249             7,323
  *Ferro Corp...................................................................           3,208            21,686
   Friedman Industries, Inc.....................................................           2,536            26,552
  *Georgia Gulf Corp............................................................           2,300            80,615
  *Graphic Packaging Holding Co.................................................          55,700           279,057
   H.B. Fuller Co...............................................................             600            17,172
  *Headwaters, Inc..............................................................          14,800            39,220
  *Horsehead Holding Corp.......................................................           2,900            31,552
   Huntsman Corp................................................................          23,862           303,763
   Kaiser Aluminum Corp.........................................................           2,600           128,388
  *KapStone Paper & Packaging Corp..............................................           2,108            36,806
  *Landec Corp..................................................................           6,044            36,445
  *Louisiana-Pacific Corp.......................................................          25,700           218,964
  *Materion Corp................................................................             800            23,528
  *Mercer International, Inc....................................................           7,115            58,201
  *Metals USA Holdings Corp.....................................................             537             7,180
   Minerals Technologies, Inc...................................................           1,939           123,030
  *Mod-Pac Corp.................................................................             962             6,176
   Myers Industries, Inc........................................................           5,764            76,719
   Neenah Paper, Inc............................................................           3,800            90,326
   NL Industries, Inc...........................................................          15,300           211,446
  *Northern Technologies International Corp.....................................             211             2,969
   Olin Corp....................................................................             872            19,358
   Olympic Steel, Inc...........................................................           1,714            44,204
  *OM Group, Inc................................................................           4,400           119,372
   P.H. Glatfelter Co...........................................................          11,400           168,492
  *Penford Corp.................................................................           2,600            14,690
   PolyOne Corp.................................................................           3,623            52,244
   Quaker Chemical Corp.........................................................              61             2,702
   Reliance Steel & Aluminum Co.................................................           9,910           527,212
   Rock-Tenn Co. Class A........................................................           1,723           106,585
  *RTI International Metals, Inc................................................           4,140           104,204
   Schnitzer Steel Industries, Inc. Class A.....................................           1,898            82,810
   Sensient Technologies Corp...................................................             900            35,658
  *Spartech Corp................................................................           8,687            46,649
   Steel Dynamics, Inc..........................................................           3,453            55,075
   Stepan Co....................................................................             200            17,188
   Temple-Inland, Inc...........................................................           3,200           102,048
  #Texas Industries, Inc........................................................           3,420           106,909
  *United States Lime & Minerals, Inc...........................................             110             6,851
  *Universal Stainless & Alloy Products, Inc....................................           1,734            68,892
   Vulcan Materials Co..........................................................           3,193           140,045
   Wausau Paper Corp............................................................           8,555            73,915
   Westlake Chemical Corp.......................................................          13,400           783,230
   Worthington Industries, Inc..................................................          12,590           231,782
  *Zoltek Cos., Inc.............................................................           6,468            56,207
                                                                                                   ---------------
Total Materials.................................................................                         7,452,752
                                                                                                   ---------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.......................................           4,100                --
 .*Big 4 Ranch, Inc.............................................................             300                --
 .*Concord Camera Corp. Escrow Shares...........................................           2,105                --
 .*Gerber Scientific, Inc. Escrow Shares........................................           6,375                --
 .*MAIR Holdings, Inc. Escrow Shares............................................           4,800                --
 .*Petrocorp, Inc. Escrow Shares................................................           1,700               102
 .*Price Communications Liquidation Trust.......................................          16,900                --
                                                                                                   ---------------
Total Other.....................................................................                               102
                                                                                                   ---------------


                                      1211

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (1.0%)
  *FiberTower Corp..............................................................             100   $            23
  *General Communications, Inc. Class A.........................................           9,072            94,440
   HickoryTech Corp.............................................................           2,009            23,083
 #*Iridium Communications, Inc..................................................           3,686            29,451
  *MetroPCS Communications, Inc.................................................          19,191           169,648
  *Premiere Global Services, Inc................................................             836             7,357
  *Primus Telecommunications Group, Inc.........................................           1,162            14,746
   SureWest Communications......................................................           3,159            45,742
  *Telephone & Data Systems, Inc................................................          13,053           343,303
  *United States Cellular Corp..................................................           5,355           245,634
   USA Mobility, Inc............................................................           1,600            22,640
   Warwick Valley Telephone Co..................................................              85             1,161
                                                                                                   ---------------
Total Telecommunication Services................................................                           997,228
                                                                                                   ---------------
Utilities -- (0.3%)
   Consolidated Water Co., Ltd..................................................           1,100             8,569
  *Dynegy, Inc..................................................................           5,171             9,618
  *GenOn Energy, Inc............................................................          69,791           148,655
  *NRG Energy, Inc..............................................................           2,570            43,382
  #Ormat Technologies, Inc......................................................           2,652            43,095
   SJW Corp.....................................................................           2,389            56,595
 #*Synthesis Energy Systems, Inc................................................           6,200             9,548
                                                                                                   ---------------
Total Utilities.................................................................                           319,462
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                        93,168,471
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 .*Pilgrim's Pride Corp. Rights 02/29/12........................................             200                36
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@DFA Short Term Investment Fund..............................................       8,351,637         8,351,637
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
      $54,013 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued
      at $54,251) to be repurchased at $52,954..................................   $          53            52,954
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                         8,404,591
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $100,891,099)^^........................................................                   $   101,573,098
                                                                                                   ===============


                                      1212

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                      VALUATION INPUTS
                                     -------------------------------------------------
                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                     -------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                     -----------   ----------   -------   ------------
Common Stocks
   Consumer Discretionary.........   $15,141,731           --      --     $ 15,141,731
   Consumer Staples...............     4,850,331           --      --        4,850,331
   Energy.........................     5,482,709           --      --        5,482,709
   Financials.....................    25,086,977           --      --       25,086,977
   Health Care....................     6,235,793           --      --        6,235,793
   Industrials....................    15,206,085   $    7,560      --       15,213,645
   Information Technology.........    12,387,741           --      --       12,387,741
   Materials......................     7,452,752           --      --        7,452,752
   Other..........................            --          102      --              102
   Telecommunication Services.....       997,228           --      --          997,228
   Utilities......................       319,462           --      --          319,462
Rights/Warrants...................            --           36      --               36
Securities Lending Collateral.....            --    8,404,591      --        8,404,591
                                     -----------   ----------     ---     ------------
TOTAL.............................   $93,160,809   $8,412,289      --     $101,573,098
                                     ===========   ==========     ===     ============

               See accompanying Notes to Schedules of Investments.


                                      1213

                            VA U.S. LARGE VALUE PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                   JANUARY 31, 2012
                                     (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (15.2%)
  #Best Buy Co., Inc............................................................           3,746   $        89,717
   Carnival Corp................................................................          39,939         1,206,158
   CBS Corp. Class A............................................................           1,014            29,659
   CBS Corp. Class B............................................................          40,229         1,145,722
  *Clear Channel Outdoor Holdings, Inc. Class A.................................           2,357            28,520
   Comcast Corp. Class A........................................................         132,558         3,524,717
   Comcast Corp. Special Class A................................................          53,998         1,376,409
   D.R. Horton, Inc.............................................................          18,530           257,938
  #Dillard's, Inc. Class A......................................................             970            42,922
   Foot Locker, Inc.............................................................           7,521           197,351
 #*GameStop Corp. Class A.......................................................           9,160           213,978
   Gannett Co., Inc.............................................................           3,440            48,745
  *General Motors Co............................................................           5,315           127,666
 #*Hyatt Hotels Corp. Class A...................................................             395            16,835
  #J.C. Penney Co., Inc.........................................................          14,882           618,347
  #Lennar Corp. Class A.........................................................          10,919           234,649
  *Liberty Interactive Corp. Class A............................................          41,900           717,328
  *Liberty Media Corp. - Liberty Capital Class A................................             790            65,104
   Macy's, Inc..................................................................           1,455            49,019
  *MGM Resorts International....................................................          33,050           431,302
  *Mohawk Industries, Inc.......................................................           4,867           297,666
   News Corp. Class A...........................................................         125,952         2,371,676
   News Corp. Class B...........................................................          43,558           848,074
  *Orchard Supply Hardware Stores Corp. Class A.................................             301             5,427
  *Penn National Gaming, Inc....................................................           2,631           107,713
 #*PulteGroup, Inc..............................................................             291             2,168
   Royal Caribbean Cruises, Ltd.................................................          14,961           406,640
 #*Sears Holdings Corp..........................................................           6,666           280,972
   Service Corp. International..................................................           3,678            40,826
   Staples, Inc.................................................................           8,486           124,150
   Time Warner Cable, Inc.......................................................          23,017         1,696,813
  #Time Warner, Inc.............................................................          72,111         2,672,434
  *Toll Brothers, Inc...........................................................          11,977           261,218
   Washington Post Co. Class B..................................................             500           189,355
  #Whirlpool Corp...............................................................           2,129           115,647
   Wyndham Worldwide Corp.......................................................          12,369           491,791
                                                                                                   ---------------
Total Consumer Discretionary....................................................                        20,334,656
                                                                                                   ---------------
Consumer Staples -- (9.0%)
   Archer-Daniels-Midland Co....................................................          41,797         1,196,648
   Bunge, Ltd...................................................................           7,139           408,851
  *Constellation Brands, Inc. Class A...........................................          12,974           271,157
   Corn Products International, Inc.............................................           1,895           105,154
   CVS Caremark Corp............................................................          87,158         3,638,846
   Fortune Brands, Inc..........................................................          10,608           554,904
   J.M. Smucker Co..............................................................           8,010           631,028
   Kraft Foods, Inc. Class A....................................................          90,376         3,461,401
   Molson Coors Brewing Co. Class B.............................................          11,503           493,364
  *Ralcorp Holdings, Inc........................................................           2,968           259,552
  #Safeway, Inc.................................................................          14,505           318,820
  *Smithfield Foods, Inc........................................................          11,510           257,018
   Tyson Foods, Inc. Class A....................................................          21,606           402,736
                                                                                                   ---------------
Total Consumer Staples..........................................................                        11,999,479
                                                                                                   ---------------
Energy -- (17.0%)
   Anadarko Petroleum Corp......................................................          34,034         2,747,224
   Apache Corp..................................................................          13,175         1,302,744
   Chesapeake Energy Corp.......................................................          44,478           939,820


                                      1214

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
   Chevron Corp.................................................................          13,272   $     1,368,078
   ConocoPhillips...............................................................          73,462         5,010,843
  *Denbury Resources, Inc.......................................................          18,938           357,171
   Devon Energy Corp............................................................          13,326           850,332
  #Helmerich & Payne, Inc.......................................................           4,017           247,889
   Hess Corp....................................................................          21,949         1,235,729
   Marathon Oil Corp............................................................          48,771         1,530,922
   Marathon Petroleum Corp......................................................          24,478           935,549
   Murphy Oil Corp..............................................................           8,598           512,441
  *Nabors Industries, Ltd.......................................................          18,668           347,598
   National Oilwell Varco, Inc..................................................          25,122         1,858,526
  *Noble Corp...................................................................           3,571           124,414
   Patterson-UTI Energy, Inc....................................................          10,062           189,870
   Pioneer Natural Resources Co.................................................           5,369           533,142
  *Plains Exploration & Production Co...........................................           9,981           376,483
   QEP Resources, Inc...........................................................           5,891           168,718
  *Rowan Cos., Inc..............................................................           8,786           298,812
  *Tesoro Corp..................................................................           8,159           204,220
   Tidewater, Inc...............................................................           3,800           204,630
   Transocean, Ltd..............................................................           4,049           191,518
  *Unit Corp....................................................................             288            13,032
   Valero Energy Corp...........................................................          39,919           957,657
  *Weatherford International, Ltd...............................................          15,434           258,365
  *Whiting Petroleum Corp.......................................................             818            40,974
                                                                                                   ---------------
Total Energy....................................................................                        22,806,701
                                                                                                   ---------------
Financials -- (17.4%)
   Allied World Assurance Co. Holdings, Ltd.....................................           2,663           163,854
   Allstate Corp. (The).........................................................          17,548           506,260
   Alterra Capital Holdings, Ltd................................................           1,608            38,865
  *American Capital, Ltd........................................................           8,718            71,662
   American Financial Group, Inc................................................           7,802           286,099
  *American International Group, Inc............................................           3,317            83,290
   American National Insurance Co...............................................           1,554           113,209
   Assurant, Inc................................................................           6,944           274,982
   Assured Guaranty, Ltd........................................................              21               326
   Axis Capital Holdings, Ltd...................................................           8,360           257,321
   Bank of America Corp.........................................................         322,603         2,300,159
   Capital One Financial Corp...................................................          31,696         1,450,092
   Cincinnati Financial Corp....................................................              56             1,830
  *CIT Group, Inc...............................................................           1,958            74,678
   Citigroup, Inc...............................................................         110,617         3,398,154
   CME Group, Inc...............................................................           4,349         1,041,629
   CNA Financial Corp...........................................................          19,149           527,172
  *E*Trade Financial Corp.......................................................           2,310            18,919
   Everest Re Group, Ltd........................................................           3,122           266,619
   First Niagara Financial Group, Inc...........................................           1,150            11,005
  *Genworth Financial, Inc. Class A.............................................          33,383           257,383
   Hartford Financial Services Group, Inc.......................................          29,855           523,060
   JPMorgan Chase & Co..........................................................          12,333           460,021
   KeyCorp......................................................................          59,273           460,551
   Legg Mason, Inc..............................................................          10,700           272,529
   Lincoln National Corp........................................................          21,825           470,110
   Loews Corp...................................................................          28,230         1,053,261
   MetLife, Inc.................................................................          63,275         2,235,506
   Morgan Stanley...............................................................          47,194           880,168
  *NASDAQ OMX Group, Inc. (The).................................................          12,534           310,592
   Old Republic International Corp..............................................          18,050           178,334
   PartnerRe, Ltd...............................................................           2,424           158,578
   People's United Financial, Inc...............................................             133             1,640
   Principal Financial Group, Inc...............................................           6,584           179,809


                                      1215

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Prudential Financial, Inc....................................................          31,442   $     1,799,740
   Regions Financial Corp.......................................................          84,998           443,690
   Reinsurance Group of America, Inc............................................           5,245           285,800
   SunTrust Banks, Inc..........................................................          35,025           720,464
   Transatlantic Holdings, Inc..................................................           4,088           226,680
   Unum Group...................................................................          21,480           490,388
   Validus Holdings, Ltd........................................................           5,237           167,951
   White Mountains Insurance Group, Ltd.........................................             533           240,511
   XL Group P.L.C...............................................................          19,437           393,988
   Zions Bancorporation.........................................................          10,975           184,819
                                                                                                   ---------------
Total Financials................................................................                        23,281,698
                                                                                                   ---------------
Health Care -- (9.3%)
   Aetna, Inc...................................................................          26,282         1,148,523
  *Alere, Inc...................................................................           2,004            48,397
  *Boston Scientific Corp.......................................................          79,127           471,597
  *CareFusion Corp..............................................................          14,963           358,364
   Cigna Corp...................................................................             153             6,859
  *Coventry Health Care, Inc....................................................          10,098           303,647
  *Endo Pharmaceuticals Holdings, Inc...........................................           1,160            43,117
  *Forest Laboratories, Inc.....................................................             930            29,555
  *Hologic, Inc.................................................................          17,372           354,215
   Humana, Inc..................................................................          11,166           993,997
  *Life Technologies Corp.......................................................             299            14,481
   Omnicare, Inc................................................................           8,210           269,534
   PerkinElmer, Inc.............................................................           5,603           134,360
   Pfizer, Inc..................................................................         239,592         5,127,269
   Teleflex, Inc................................................................             209            12,789
  *Thermo Fisher Scientific, Inc................................................          27,030         1,429,887
   WellPoint, Inc...............................................................          27,686         1,780,764
                                                                                                   ---------------
Total Health Care...............................................................                        12,527,355
                                                                                                   ---------------
Industrials -- (14.0%)
  *AECOM Technology Corp........................................................             977            22,364
  *AGCO Corp....................................................................           2,821           143,674
  *CNH Global N.V...............................................................             100             4,174
   Covanta Holding Corp.........................................................           1,376            19,663
   CSX Corp.....................................................................          75,747         1,708,095
   FedEx Corp...................................................................             125            11,436
  *Fortune Brands Home & Security, Inc..........................................          10,608           196,991
   General Electric Co..........................................................         272,645         5,101,188
  *Hertz Global Holdings, Inc...................................................           9,994           135,918
  *Ingersoll-Rand P.L.C.........................................................           9,580           334,725
   L-3 Communications Holdings, Inc.............................................           5,038           356,388
   Norfolk Southern Corp........................................................          26,955         1,946,151
   Northrop Grumman Corp........................................................          19,042         1,105,388
  *Owens Corning, Inc...........................................................           8,578           289,507
  #Pentair, Inc.................................................................           5,692           209,579
  *Quanta Services, Inc.........................................................           6,189           133,682
  #R. R. Donnelley & Sons Co....................................................           9,040           102,694
   Raytheon Co..................................................................           2,485           119,255
   Republic Services, Inc.......................................................          25,729           753,345
   Ryder System, Inc............................................................           3,620           203,734
   Southwest Airlines Co........................................................          56,592           542,151
   Stanley Black & Decker, Inc..................................................           6,708           470,767
   Tyco International, Ltd......................................................          19,136           974,979
   Union Pacific Corp...........................................................          31,933         3,650,261
  *URS Corp.....................................................................           5,530           227,559
                                                                                                   ---------------
Total Industrials...............................................................                        18,763,668
                                                                                                   ---------------


                                      1216

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (3.4%)
   Activision Blizzard, Inc.....................................................          37,402   $       461,541
  *Arrow Electronics, Inc.......................................................           8,135           335,894
  *Avnet, Inc...................................................................          10,663           371,819
   AVX Corp.....................................................................          11,500           151,340
  *Brocade Communications Systems, Inc..........................................           4,196            23,540
   Computer Sciences Corp.......................................................          10,975           283,484
   Corning, Inc.................................................................          26,671           343,256
   Fidelity National Information Services, Inc..................................          21,660           618,610
   Hewlett-Packard Co...........................................................           4,996           139,788
  #IAC/InterActiveCorp..........................................................           7,286           313,808
  *Ingram Micro, Inc. Class A...................................................          11,144           211,513
  *Micron Technology, Inc.......................................................          46,510           353,011
  *Tech Data Corp...............................................................             255            13,240
  *Western Digital Corp.........................................................           9,234           335,656
   Xerox Corp...................................................................          69,867           541,469
  *Yahoo!, Inc..................................................................           3,790            58,631
                                                                                                   ---------------
Total Information Technology....................................................                         4,556,600
                                                                                                   ---------------
Materials -- (3.0%)
   Alcoa, Inc...................................................................          73,466           746,415
   Ashland, Inc.................................................................           5,450           343,677
   Cliffs Natural Resources, Inc................................................           1,309            94,575
   Cytec Industries, Inc........................................................             796            39,689
  #Domtar Corp..................................................................           2,789           240,914
   Huntsman Corp................................................................             940            11,966
   International Paper Co.......................................................          31,763           989,100
  *LyondellBasell Industries NV Class A.........................................             102             4,396
   MeadWestavco Corp............................................................          12,272           361,288
   Nucor Corp...................................................................           1,043            46,403
   Reliance Steel & Aluminum Co.................................................           5,210           277,172
   Rock-Tenn Co. Class A........................................................             859            53,138
   Sealed Air Corp..............................................................           5,840           116,391
   Steel Dynamics, Inc..........................................................          14,749           235,247
  *SunCoke Energy, Inc..........................................................               1                 8
  #United States Steel Corp.....................................................             617            18,627
   Vulcan Materials Co..........................................................           9,022           395,705
                                                                                                   ---------------
Total Materials.................................................................                         3,974,711
                                                                                                   ---------------
Telecommunication Services -- (6.2%)
   AT&T, Inc....................................................................         177,239         5,212,599
   CenturyLink, Inc.............................................................          28,240         1,045,727
  #Frontier Communications Corp.................................................          20,591            88,129
  *MetroPCS Communications, Inc.................................................          21,262           187,956
  *NII Holdings, Inc............................................................           2,490            50,074
  *Sprint Nextel Corp...........................................................         204,911           434,411
  *Telephone & Data Systems, Inc................................................           7,139           187,744
  *United States Cellular Corp..................................................           3,700           169,719
   Verizon Communications, Inc..................................................          23,708           892,843
                                                                                                   ---------------
Total Telecommunication Services................................................                         8,269,202
                                                                                                   ---------------
Utilities -- (1.2%)
  *AES Corp.....................................................................          28,743           366,761
  *Calpine Corp.................................................................          16,736           244,346
  *NRG Energy, Inc..............................................................          11,808           199,319
   Public Service Enterprise Group, Inc.........................................          25,994           788,658
                                                                                                   ---------------
Total Utilities.................................................................                         1,599,084
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       128,113,154
                                                                                                   ---------------


                                      1217

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........          77,953   $        77,953
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@DFA Short Term Investment Fund                                                     5,634,462         5,634,462
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
      $61,864 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12,
      valued at $62,136) to be repurchased at $60,651...........................   $          61            60,651
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                         5,695,113
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $125,359,777)^^.........................................................                   $   133,886,220
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------
                                           LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         -----------   ----------   -------   ---------
Common Stocks
   Consumer Discretionary.............    $ 20,334,656           --   --   $ 20,334,656
   Consumer Staples...................      11,999,479           --   --     11,999,479
   Energy.............................      22,806,701           --   --     22,806,701
   Financials.........................      23,281,698           --   --     23,281,698
   Health Care........................      12,527,355           --   --     12,527,355
   Industrials........................      18,763,668           --   --     18,763,668
   Information Technology.............       4,556,600           --   --      4,556,600
   Materials..........................       3,974,711           --   --      3,974,711
   Telecommunication Services.........       8,269,202           --   --      8,269,202
   Utilities..........................       1,599,084           --   --      1,599,084
Temporary Cash Investments............          77,953           --   --         77,953
Securities Lending Collateral.........              --   $5,695,113   --      5,695,113
                                          ------------   ----------  ---   ------------
TOTAL.................................    $128,191,107   $5,695,113   --   $133,886,220
                                          ============   ==========  ===   ============

               See accompanying Notes to Schedules of Investments.


                                      1218

                            VA INTERNATIONAL VALUE PORTFOLIO
                                SCHEDULE OF INVESTMENTS
                                    JANUARY 31, 2012
                                      (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (4.7%)
   Alumina, Ltd.................................................................          55,119   $        74,935
   Asciano Group, Ltd...........................................................          19,543            97,472
  #Bank of Queensland, Ltd......................................................           4,086            32,852
  #Bendigo Bank, Ltd............................................................          11,031            97,034
  #Boral, Ltd...................................................................          21,633            92,744
   Caltex Australia, Ltd........................................................           5,940            80,219
   Crown, Ltd...................................................................           6,342            54,470
  *Echo Entertainment Group, Ltd................................................          14,604            56,055
  #Fairfax Media, Ltd...........................................................          59,866            47,025
  #Harvey Norman Holdings, Ltd..................................................           6,979            15,258
   Incitec Pivot, Ltd...........................................................          41,879           142,643
   Lend Lease Group NL..........................................................          11,809            92,152
   Macquarie Group, Ltd.........................................................           8,486           229,569
  #National Australia Bank, Ltd.................................................          46,440         1,175,459
   OneSteel, Ltd................................................................           8,856             6,955
   Origin Energy, Ltd...........................................................          28,925           422,027
   OZ Minerals, Ltd.............................................................           8,784           101,681
 #*Qantas Airways, Ltd..........................................................          32,996            55,162
  *Rio Tinto, Ltd...............................................................           1,293            94,867
   Santos, Ltd..................................................................          22,965           327,852
   Sims Metal Management, Ltd...................................................           3,933            62,841
   Suncorp Group, Ltd...........................................................          32,577           290,537
   TABCorp. Holdings, Ltd.......................................................          14,604            45,117
   Tatts Group, Ltd.............................................................          32,618            87,865
   Toll Holdings, Ltd...........................................................          16,112            85,462
   Washington H. Soul Pattinson & Co., Ltd......................................             924            13,480
   Wesfarmers, Ltd..............................................................          33,137         1,065,305
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                         4,947,038
                                                                                                   ---------------
AUSTRIA -- (0.2%)
  #Erste Group Bank AG..........................................................           5,736           126,368
   OMV AG.......................................................................           1,233            40,460
  #Raiffeisen Bank International AG.............................................           2,147            73,278
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                           240,106
                                                                                                   ---------------
BELGIUM -- (0.9%)
   Ageas SA.....................................................................          61,558           128,304
   Delhaize Group SA............................................................           4,481           244,287
   KBC Groep NV.................................................................           3,639            69,375
  #Solvay SA....................................................................           2,420           239,472
   UCB SA.......................................................................           5,259           214,215
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                           895,653
                                                                                                   ---------------
CANADA -- (10.3%)
   Agrium, Inc..................................................................           2,369           190,971
  #Bell Aliant, Inc.............................................................           1,758            49,232
   Canadian National Resources, Ltd.............................................           2,781           110,164
  #Canadian Pacific Railway, Ltd................................................           3,000           213,952
  #Canadian Tire Corp. Class A..................................................           2,400           153,809
   Empire Co., Ltd. Class A.....................................................           1,200            67,617
  #Encana Corp..................................................................          34,656           663,949
  #Enerplus Corp................................................................           5,482           130,667
   Ensign Energy Services, Inc..................................................             353             5,492
   Fairfax Financial Holdings, Ltd..............................................             700           284,133
   Franco-Nevada Corp...........................................................           4,100           185,230
   Genworth MI Canada, Inc......................................................           1,085            24,606
   George Weston, Ltd...........................................................           2,300           149,350
   Goldcorp, Inc................................................................           4,600           222,499


                                      1219

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Groupe Aeroplan, Inc.........................................................             975   $        12,116
   HudBay Minerals, Inc.........................................................           3,415            39,882
  #Husky Energy, Inc............................................................           9,700           236,913
   Inmet Mining Corp............................................................           1,550           103,570
   Kinross Gold Corp............................................................          31,183           352,352
  #Loblaw Cos., Ltd.............................................................           4,400           159,729
  *Lundin Mining Corp...........................................................           7,690            38,883
  #Magna International, Inc.....................................................           8,230           339,969
   Manulife Financial Corp......................................................          53,517           624,997
   Methanex Corp................................................................           2,235            60,851
   Nexen, Inc...................................................................          20,760           372,053
 #*Pan American Silver Corp.....................................................             670            15,375
  #Pengrowth Energy Corp........................................................           7,628            76,455
  #Penn West Petroleum, Ltd.....................................................          11,123           242,383
  #PetroBakken Energy, Ltd. Class A.............................................           1,115            16,324
  *Precision Drilling Corp......................................................           8,434            86,552
  #Progress Energy Resources Corp...............................................           5,589            59,195
   Progressive Waste Solutions, Ltd.............................................           1,176            26,705
 #*Quadra FNX Mining, Ltd.......................................................           3,400            50,998
  *Research In Motion, Ltd......................................................           4,071            67,884
  #Sun Life Financial, Inc......................................................          22,308           446,961
   Suncor Energy, Inc...........................................................          51,054         1,758,657
   Talisman Energy, Inc. (2068299)..............................................           9,540           113,981
  *Talisman Energy, Inc. (87425E103)............................................           4,600            54,832
  #Teck Resources, Ltd. Class B.................................................          17,290           733,191
  #Thomson Reuters Corp.........................................................          17,778           488,288
  #TransAlta Corp...............................................................           7,800           158,380
  #TransCanada Corp.............................................................          25,955         1,067,761
 #*Uranium One, Inc.............................................................          12,400            31,658
  #Viterra, Inc.................................................................           9,550           102,767
   Yamana Gold, Inc.............................................................          27,400           474,110
                                                                                                   ---------------
TOTAL CANADA....................................................................                        10,865,443
                                                                                                   ---------------
DENMARK -- (1.3%)
  *A.P. Moeller-Maersk A.S. Series A............................................              15           105,464
   A.P. Moeller-Maersk A.S. Series B............................................              48           353,978
   Carlsberg A.S. Series B......................................................           4,898           373,357
  *Danske Bank A.S..............................................................          22,174           323,198
  *H. Lundbeck A.S..............................................................           1,633            32,246
   Rockwool International A.S. Series B.........................................             219            20,800
  *TDC A.S......................................................................           8,583            67,005
 #*Vestas Wind Systems A.S......................................................           4,456            50,274
                                                                                                   ---------------
TOTAL DENMARK...................................................................                         1,326,322
                                                                                                   ---------------
FINLAND -- (0.6%)
   Kesko Oyj Series B...........................................................           2,106            74,435
  *Nokia Oyj....................................................................          30,243           151,895
   Stora Enso Oyj Series R......................................................          19,214           137,211
   UPM-Kymmene Oyj..............................................................          23,046           296,302
                                                                                                   ---------------
TOTAL FINLAND...................................................................                           659,843
                                                                                                   ---------------
FRANCE -- (8.9%)
  *Arkema SA....................................................................             102             8,268
   AXA SA.......................................................................          58,965           897,836
   BNP Paribas SA...............................................................           9,151           389,230
   Bollore SA...................................................................             228            46,275
  *Bouygues SA..................................................................           4,798           149,849
   Cap Gemini SA................................................................           3,195           116,806
   Casino Guichard Perrachon SA.................................................           2,318           206,549
   Cie de Saint-Gobain SA.......................................................          16,292           727,615


                                      1220

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
 #*Cie Generale de Geophysique - Veritas SA.....................................           1,499   $        41,956
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................           3,650           102,200
   Cie Generale des Establissements Michelin SA Series B........................           2,906           199,393
   Ciments Francais SA..........................................................             488            36,057
   CNP Assurances SA............................................................           5,104            68,847
   Credit Agricole SA...........................................................          48,568           300,133
  *Eiffage SA...................................................................             369            11,342
   Electricite de France SA.....................................................           5,895           136,124
   France Telecom SA............................................................          55,099           828,306
   GDF Suez SA..................................................................          44,853         1,221,104
   Groupe Eurotunnel SA.........................................................          11,735            96,869
   Lafarge SA...................................................................           9,061           370,742
   Lagardere SCA................................................................           5,094           145,149
   Natixis SA...................................................................          40,470           124,666
   Peugeot SA...................................................................           6,327           117,073
   PPR SA.......................................................................           2,779           438,825
   Renault SA...................................................................           8,195           350,571
   Rexel SA.....................................................................           3,527            69,588
  *SA des Ciments Vicat.........................................................              80             4,844
   Sanofi SA....................................................................           5,989           444,040
   SCOR SE......................................................................             667            16,802
   Societe Generale SA..........................................................          13,067           349,319
   STMicroelectronics NV........................................................          28,793           192,163
  *Vallourec SA.................................................................           1,049            71,004
   Vivendi SA...................................................................          51,320         1,076,661
                                                                                                   ---------------
TOTAL FRANCE....................................................................                         9,356,206
                                                                                                   ---------------
GERMANY -- (7.6%)
   Allianz SE...................................................................           4,151           457,594
   Allianz SE Sponsored ADR.....................................................          69,736           774,767
   Bayerische Motoren Werke AG..................................................           9,433           809,477
 #*Commerzbank AG...............................................................          45,209           108,677
   Daimler AG...................................................................          23,528         1,305,861
   Deutsche Bank AG.............................................................          33,899         1,444,378
   Deutsche Lufthansa AG........................................................           6,846            95,059
   Deutsche Post AG.............................................................           4,542            75,739
   Deutsche Telekom AG..........................................................           6,656            74,989
   Deutsche Telekom AG Sponsored ADR............................................          73,200           828,624
   E.ON AG......................................................................          34,562           741,592
   Heidelberger Zement AG.......................................................           5,179           255,525
   Munchener Rueckversicherungs-Gesellschaft AG.................................           3,909           509,760
  *RWE AG.......................................................................           7,941           304,958
   Salzgitter AG................................................................           1,190            71,321
   Suedzucker AG................................................................             110             3,256
  #ThyssenKrupp AG..............................................................           1,085            30,929
   Volkswagen AG................................................................             943           152,952
                                                                                                   ---------------
TOTAL GERMANY...................................................................                         8,045,458
                                                                                                   ---------------
GREECE -- (0.0%)
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.....................................             400             7,468
   Hellenic Petroleum S.A.......................................................           2,479            18,702
  *National Bank of Greece S.A..................................................           2,339             8,396
                                                                                                   ---------------
TOTAL GREECE....................................................................                            34,566
                                                                                                   ---------------
HONG KONG -- (1.3%)
   Cheung Kong Holdings, Ltd....................................................          16,000           214,776
   Great Eagle Holdings, Ltd....................................................           8,452            20,841
   Henderson Land Development Co., Ltd..........................................          36,121           196,455
   Hong Kong & Shanghai Hotels, Ltd.............................................          19,052            25,427
   Hopewell Holdings, Ltd.......................................................           9,000            23,553


                                      1221

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Hutchison Whampoa, Ltd.......................................................          38,000   $       360,946
   New World Development Co., Ltd...............................................         151,556           165,804
   Orient Overseas International, Ltd...........................................           6,500            33,851
   Wharf Holdings, Ltd..........................................................          31,635           180,436
   Wheelock & Co., Ltd..........................................................          47,000           149,964
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                         1,372,053
                                                                                                   ---------------
IRELAND -- (0.3%)
   CRH P.L.C. Sponsored ADR.....................................................          14,977           298,492
                                                                                                   ---------------
ISRAEL -- (0.6%)
   Bank Hapoalim B.M............................................................          74,220           257,765
   Bank Leumi Le-Israel B.M.....................................................          46,845           152,186
   Elbit Systems, Ltd...........................................................           2,033            84,548
  *Israel Discount Bank, Ltd. Series A..........................................          34,311            49,216
  *NICE Systems, Ltd. Sponsored ADR.............................................           3,091           111,152
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           654,867
                                                                                                   ---------------
ITALY -- (1.1%)
   Banca Monte Dei Paschi di Siena SpA..........................................          54,837            20,875
 #*Fiat SpA.....................................................................          19,321           116,282
  #Finmeccanica SpA.............................................................           4,820            21,753
   Intesa Sanpaolo SpA..........................................................           6,475            12,402
  *Mediaset SpA.................................................................          11,973            35,452
   Telecom Italia SpA...........................................................         170,034           173,273
   Telecom Italia SpA Sponsored ADR.............................................          24,800           253,456
  #UniCredit SpA................................................................          83,475           416,349
  #Unione di Banche Italiane ScpA...............................................          17,460            80,369
                                                                                                   ---------------
TOTAL ITALY.....................................................................                         1,130,211
                                                                                                   ---------------
JAPAN -- (18.9%)
   77 Bank, Ltd. (The)..........................................................           9,000            41,546
  #AEON Co., Ltd................................................................          20,500           270,726
   Aisin Seiki Co., Ltd.........................................................             200             6,331
   Alfresa Holdings Corp........................................................           1,400            61,452
   Amada Co., Ltd...............................................................          10,000            69,317
   Aozora Bank, Ltd.............................................................          17,000            47,414
   Asahi Kasei Corp.............................................................          19,000           120,597
   Bank of Kyoto, Ltd. (The)....................................................           9,000            77,759
   Bank of Yokohama, Ltd. (The).................................................           3,000            13,932
   Canon Marketing Japan, Inc...................................................           2,000            24,524
  #Casio Computer Co., Ltd......................................................           6,600            38,837
   Chiba Bank, Ltd. (The).......................................................           6,000            37,338
   Chugoku Bank, Ltd. (The).....................................................           5,400            73,806
   Chuo Mitsui Trust Holdings, Inc..............................................           5,030            15,780
   Citizen Holdings Co., Ltd....................................................           7,800            47,434
   Coca-Cola West Co., Ltd......................................................           1,000            17,225
   COMSYS Holdings Corp.........................................................           2,400            26,881
   Cosmo Oil Co., Ltd...........................................................          10,000            29,152
   Credit Saison Co., Ltd.......................................................           1,800            36,727
   Dai Nippon Printing Co., Ltd.................................................          18,000           194,117
   Daicel Chemical Industries, Ltd..............................................          10,000            62,881
   Dainippon Sumitomo Pharma Co., Ltd...........................................           3,100            35,831
   Daiwa Securities Group, Inc..................................................          44,904           161,796
 #*Elpida Memory, Inc...........................................................           7,300            31,013
   Fuji Heavy Industries, Ltd...................................................          16,000           109,010
   Fuji Television Network, Inc.................................................              18            27,889
   FUJIFILM Holdings Corp.......................................................          16,600           394,426
   Fukuoka Financial Group, Inc.................................................          25,000           106,968
   Glory, Ltd...................................................................           1,200            26,125
   Gunma Bank, Ltd. (The).......................................................          12,000            65,518


                                      1222

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Hachijuni Bank, Ltd. (The)...................................................          17,000   $        99,834
   Hakuhodo DY Holdings, Inc....................................................             470            28,899
  *Hankyu Hanshin Holdings, Inc.................................................           8,000            35,928
   Hitachi Capital Corp.........................................................           1,600            24,152
   Hitachi High-Technologies Corp...............................................           1,500            32,978
   Hitachi Transport System, Ltd................................................             900            15,336
   Hokkoku Bank, Ltd. (The).....................................................           2,000             7,976
   Hokuhoku Financial Group, Inc................................................          26,000            52,079
   House Foods Corp.............................................................           1,600            29,833
   Idemitsu Kosan Co., Ltd......................................................             800            86,732
   Inpex Corp...................................................................              59           403,653
   Isetan Mitsukoshi Holdings, Ltd..............................................          11,700           132,058
   Iyo Bank, Ltd. (The).........................................................           8,000            77,043
   J. Front Retailing Co., Ltd..................................................          12,000            59,244
   JFE Holdings, Inc............................................................           8,500           151,855
   Joyo Bank, Ltd. (The)........................................................          14,000            62,116
   JS Group Corp................................................................             748            15,497
   JTEKT Corp...................................................................             200             2,145
   JX Holdings, Inc.............................................................          72,627           440,419
   Kagoshima Bank, Ltd. (The)...................................................           5,000            34,614
   Kajima Corp..................................................................           3,000            10,159
   Kamigumi Co., Ltd............................................................           8,000            70,568
   Kaneka Corp..................................................................           8,000            44,836
  #Kawasaki Kisen Kaisha, Ltd...................................................          26,000            49,327
   Keiyo Bank, Ltd. (The).......................................................           4,000            19,744
   Kinden Corp..................................................................           2,000            17,547
   Kirin Holdings Co., Ltd......................................................           4,000            49,219
   Kobe Steel, Ltd..............................................................          17,000            27,960
   Konica Minolta Holdings, Inc.................................................           2,000            14,587
   Kyocera Corp.................................................................           3,100           264,886
   Kyowa Hakko Kirin Co., Ltd...................................................          10,000           123,461
   Mabuchi Motor Co., Ltd.......................................................             400            17,190
   Marui Group Co., Ltd.........................................................           6,000            48,307
   Maruichi Steel Tube, Ltd.....................................................           1,300            30,384
 #*Mazda Motor Corp.............................................................          34,000            56,391
   Medipal Holdings Corp........................................................           4,200            45,854
   Meiji Holdings Co., Ltd......................................................           2,502           109,583
   Mitsubishi Chemical Holdings Corp............................................          33,000           185,730
   Mitsubishi Corp..............................................................          30,300           692,910
   Mitsubishi Gas Chemical Co., Inc.............................................          13,000            73,554
   Mitsubishi Heavy Industries, Ltd.............................................         109,000           500,334
   Mitsubishi Logistics Corp....................................................           3,000            34,661
   Mitsubishi Materials Corp....................................................          35,000           109,566
   Mitsubishi Tanabe Pharma Corp................................................           2,700            38,157
   Mitsubishi UFJ Financial Group, Inc..........................................         409,800         1,893,440
   Mitsui & Co., Ltd............................................................          49,700           844,871
   Mitsui Chemicals, Inc........................................................          29,000            91,901
   Mitsui Engineering & Shipbuilding Co., Ltd...................................          23,000            40,571
   Mitsui O.S.K. Lines, Ltd.....................................................          13,000            49,254
   Mizuho Financial Group, Inc..................................................           5,819             8,812
   MS&AD Insurance Group Holdings, Inc..........................................          11,450           235,342
   Nagase & Co., Ltd............................................................           2,000            23,216
   Namco Bandai Holdings, Inc...................................................           4,900            69,870
  #Nanto Bank, Ltd. (The).......................................................           3,000            16,373
  *NEC Corp.....................................................................          80,000           160,113
  *Nippon Electric Glass Co., Ltd...............................................           7,000            61,041
   Nippon Express Co., Ltd......................................................          27,000           108,357
   Nippon Meat Packers, Inc.....................................................           5,000            63,649
  #Nippon Paper Group, Inc......................................................           4,100            88,074
   Nippon Sheet Glass Co., Ltd..................................................          16,000            32,356
   Nippon Shokubai Co., Ltd.....................................................           3,000            33,900


                                      1223

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nippon Steel Corp............................................................         106,000   $       260,628
   Nippon Television Network Corp...............................................             190            29,443
   Nippon Yusen K.K.............................................................          41,000           104,181
   Nishi-Nippon Bank, Ltd.......................................................          18,000            52,857
   Nisshin Seifun Group, Inc....................................................           6,000            72,749
   Nisshin Steel Co., Ltd.......................................................          23,000            35,711
   Nisshinbo Holdings, Inc......................................................           3,000            30,167
   NOK Corp.....................................................................           2,200            41,218
   Nomura Holdings, Inc.........................................................          24,700            91,061
   Obayashi Corp................................................................          16,000            77,177
   OJI Paper Co., Ltd...........................................................          27,000           139,001
   Onward Holdings Co., Ltd.....................................................           2,000            16,235
   Panasonic Corp...............................................................          67,000           542,407
 #*Renesas Electronics Corp.....................................................           2,200            13,973
   Rengo Co., Ltd...............................................................           6,000            42,665
   Ricoh Co., Ltd...............................................................          24,000           202,833
   Rohm Co., Ltd................................................................           3,300           163,555
   Sankyo Co., Ltd..............................................................           1,800            88,150
   SBI Holdings, Inc............................................................             588            44,480
   Seiko Epson Corp.............................................................           4,400            56,160
   Seino Holdings Co., Ltd......................................................           2,000            15,322
   Sekisui Chemical Co., Ltd....................................................          11,000            96,575
  #Sekisui House, Ltd...........................................................          17,000           159,858
   Sharp Corp...................................................................          32,000           276,003
   Shiga Bank, Ltd..............................................................           4,000            27,081
   Shimizu Corp.................................................................          20,000            91,458
   Shinsei Bank, Ltd............................................................          22,000            24,871
   Showa Denko K.K..............................................................          19,000            41,530
   SKY Perfect JSAT Holdings, Inc...............................................              23            11,903
   Sojitz Corp..................................................................          34,370            59,358
   Sony Corp....................................................................           6,800           124,328
  #Sony Corp. Sponsored ADR.....................................................          29,100           530,202
   Sumitomo Bakelite Co., Ltd...................................................           2,000            11,670
   Sumitomo Corp................................................................          37,500           540,509
   Sumitomo Electric Industries, Ltd............................................          24,400           294,788
   Sumitomo Forestry Co., Ltd...................................................           3,000            26,916
   Sumitomo Metal Industries, Ltd...............................................          57,000           102,020
   Sumitomo Mitsui Financial Group, Inc.........................................          22,500           719,556
   Suzuken Co., Ltd.............................................................           3,000            87,702
   Suzuki Motor Corp............................................................           9,600           219,413
   Taiheiyo Cement Corp.........................................................           2,600             5,709
   Taisei Corp..................................................................          32,000            88,658
  *Taisho Pharmaceutical Holdings Co., Ltd......................................             900            79,113
   Takashimaya Co., Ltd.........................................................           6,000            46,741
   TDK Corp.....................................................................           2,600           124,175
   Teijin, Ltd..................................................................          11,000            35,738
   Tokai Rika Co., Ltd..........................................................             600            10,077
   Tokyo Broadcasting System, Inc...............................................           1,700            22,922
   Toppan Printing Co., Ltd.....................................................          16,000           128,267
   Tosoh Corp...................................................................           5,000            14,134
   Toyo Seikan Kaisha, Ltd......................................................           5,100            75,625
   Toyoda Gosei Co., Ltd........................................................           1,400            22,838
   Toyota Motor Corp............................................................           5,600           206,542
   Toyota Motor Corp. Sponsored ADR.............................................          34,218         2,514,339
   Toyota Tsusho Corp...........................................................           6,700           127,278
   TV Asahi Corp................................................................               9            15,799
   UNY Co., Ltd.................................................................           5,300            49,648
   Wacoal Corp..................................................................           2,000            26,176
   Yamaguchi Financial Group, Inc...............................................           7,000            67,168
   Yamaha Corp..................................................................           5,000            46,105
   Yamato Kogyo Co., Ltd........................................................           1,600            50,391


                                      1224

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Yamazaki Baking Co., Ltd.....................................................           2,000   $        26,522
   Yokohama Rubber Co., Ltd.....................................................           3,000            18,027
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                        19,888,504
                                                                                                   ---------------
NETHERLANDS -- (3.3%)
  *Aegon NV.....................................................................          63,215           307,106
   Akzo Nobel NV................................................................           6,759           352,681
   ArcelorMittal NV.............................................................          36,543           750,706
   ArcelorMittal NV ADR.........................................................           3,900            80,028
   Delta Lloyd NV...............................................................             271             4,967
  *ING Groep NV.................................................................         106,762           974,050
  *ING Groep NV Sponsored ADR...................................................          33,135           301,860
   Koninklijke DSM NV...........................................................           3,974           204,262
   Koninklijke Philips Electronics NV...........................................          24,754           501,384
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                         3,477,044
                                                                                                   ---------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd..........................................          16,752            33,907
   Contact Energy, Ltd..........................................................          20,560            81,103
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                           115,010
                                                                                                   ---------------
NORWAY -- (1.0%)
  *Aker Kvaerner ASA............................................................           1,021            12,561
  *Archer, Ltd..................................................................           1,500             3,471
   BW Offshore, Ltd.............................................................           3,899             5,895
   DNB ASA......................................................................          27,563           290,793
  #Marine Harvest ASA...........................................................          90,883            49,401
   Norsk Hydro ASA..............................................................          44,745           236,856
   Orkla ASA....................................................................          35,448           287,591
  *Petroleum Geo-Services ASA...................................................           4,024            51,691
   Storebrand ASA...............................................................          11,463            56,758
  *Subsea 7 SA..................................................................           3,261            66,104
                                                                                                   ---------------
TOTAL NORWAY....................................................................                         1,061,121
                                                                                                   ---------------
PORTUGAL -- (0.1%)
   Banco Espirito Santo SA......................................................           4,550             7,528
  *EDP Renovaveis SA............................................................          22,018           126,846
 #*Portugal Telecom SA..........................................................           2,754            13,692
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                           148,066
                                                                                                   ---------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd..............................................................         105,000           218,925
   DBS Group Holdings, Ltd......................................................          11,792           126,562
   Fraser & Neave, Ltd..........................................................          31,500           169,807
   Golden Agri-Resources, Ltd...................................................         277,000           161,312
  *Keppel Land, Ltd.............................................................           9,000            20,308
  #Neptune Orient Lines, Ltd....................................................           7,000             7,219
  #Overseas Union Enterprise, Ltd...............................................           3,000             5,335
   Singapore Airlines, Ltd......................................................          23,800           209,598
   Singapore Land, Ltd..........................................................           1,000             4,661
   United Industrial Corp., Ltd.................................................          24,000            52,538
   UOL Group, Ltd...............................................................          12,400            45,259
   Venture Corp., Ltd...........................................................           1,000             5,724
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                         1,027,248
                                                                                                   ---------------
SPAIN -- (2.5%)
   Acciona SA...................................................................           2,700           217,107
  #Banco de Sabadell SA.........................................................          32,435           119,934
  #Banco Espanol de Credito SA..................................................           5,651            28,849
  #Banco Popular Espanol SA.....................................................          75,745           326,270


                                      1225

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
   Banco Santander SA (5705946).................................................         218,005   $     1,702,372
  *Banco Santander SA (B7LNLG9).................................................           4,508            35,085
   CaixaBank SA.................................................................          17,831            89,719
   Gas Natural SDG SA...........................................................           5,881            96,377
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                         2,615,713
                                                                                                   ---------------
SWEDEN -- (2.6%)
   Boliden AB...................................................................           3,652            62,643
   Electrolux AB Series B.......................................................             500             9,187
  *Meda AB Series A.............................................................           2,731            28,895
  #Nordea Bank AB...............................................................          85,572           718,328
   Skandinaviska Enskilda Banken AB Series A....................................          54,182           341,483
   SSAB AB Series A.............................................................           5,533            58,182
   SSAB AB Series B.............................................................           2,545            23,327
  *Svenska Cellulosa AB Series A................................................             318             5,295
   Svenska Cellulosa AB Series B................................................          26,596           444,921
   Swedbank AB Series A.........................................................          21,949           315,928
   Tele2 AB Series B............................................................             633            12,104
  *Telefonaktiebolaget LM Ericsson AB Series A..................................             164             1,530
  *Telefonaktiebolaget LM Ericsson AB Series B..................................          17,023           158,420
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................          24,810           229,989
   TeliaSonera AB...............................................................          57,228           381,514
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                         2,791,746
                                                                                                   ---------------
SWITZERLAND -- (4.4%)
   Adecco SA....................................................................           2,088            99,424
  *Aryzta AG....................................................................             832            38,459
   Baloise Holding AG...........................................................           2,199           168,868
   Credit Suisse Group AG.......................................................          19,604           510,086
   Givaudan SA..................................................................             168           157,172
   Holcim, Ltd..................................................................          10,258           587,081
   Lonza Group AG...............................................................             799            43,279
   Novartis AG ADR..............................................................          10,786           586,327
   Sulzer AG....................................................................             234            29,391
   Swiss Life Holding AG........................................................           1,200           119,306
  *Swiss Re, Ltd................................................................          11,976           651,706
  *UBS AG.......................................................................          44,162           602,511
   Zurich Financial Services AG.................................................           4,524         1,088,789
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                         4,682,399
                                                                                                   ---------------
UNITED KINGDOM -- (18.9%)
   Associated British Foods P.L.C...............................................           4,992            90,794
   Aviva P.L.C..................................................................          93,481           515,526
   Barclays P.L.C...............................................................             293               996
   Barclays P.L.C. Sponsored ADR................................................          76,605         1,036,466
   BP P.L.C. Sponsored ADR......................................................          87,925         4,036,637
   Carnival P.L.C...............................................................           3,722           111,325
  #Carnival P.L.C. ADR..........................................................           6,300           189,252
   Eurasian Natural Resources Corp. P.L.C.......................................           1,137            12,407
   HSBC Holdings P.L.C. Sponsored ADR...........................................          37,219         1,556,871
  *International Consolidated Airlines Group SA.................................          30,103            84,219
   Investec P.L.C...............................................................           6,563            38,911
   Kazakhmys P.L.C..............................................................           6,164           110,823
   Kingfisher P.L.C.............................................................          88,624           357,827
 #*Lloyds Banking Group P.L.C. Sponsored ADR....................................         139,368           266,193
   Mondi P.L.C..................................................................          16,202           129,194
   Old Mutual P.L.C.............................................................         158,148           364,589
   Resolution, Ltd..............................................................          47,048           202,708
   Rexam P.L.C..................................................................          42,007           248,054
  *Royal Bank of Scotland Group P.L.C...........................................         281,320           118,033


                                      1226

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR............................          14,010   $       117,964
   Royal Dutch Shell P.L.C. ADR.................................................          58,923         4,321,413
   RSA Insurance Group P.L.C....................................................          29,126            48,685
   Sainsbury (J.) P.L.C.........................................................          53,132           241,817
   Vodafone Group P.L.C.........................................................         672,985         1,815,144
   Vodafone Group P.L.C. Sponsored ADR..........................................          87,922         2,381,807
   William Morrison Supermarkets P.L.C..........................................          74,788           337,404
   WPP P.L.C....................................................................          17,647           207,753
   Xstrata P.L.C................................................................          55,857           950,758
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                        19,893,570
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                        95,526,679
                                                                                                   ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE.................................................           4,809           296,139
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              12                 2
                                                                                                   ---------------


                                                                                       SHARES/
                                                                                        FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@DFA Short Term Investment Fund..............................................       7,040,000         7,040,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $2,640,575) to be
      repurchased at $2,588,816.................................................          $2,589         2,588,799
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                         9,628,799
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $118,630,852)^^.......................................................                   $   105,451,619
                                                                                                   ===============


                                      1227

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                         -------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                           LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         -----------   ----------   -------   ------------
Common Stocks
   Australia.........................    $    62,841   $ 4,884,197     --     $  4,947,038
   Austria...........................             --       240,106     --          240,106
   Belgium...........................             --       895,653     --          895,653
   Canada............................     10,865,443            --     --       10,865,443
   Denmark...........................             --     1,326,322     --        1,326,322
   Finland...........................             --       659,843     --          659,843
   France............................        102,200     9,254,006     --        9,356,206
   Germany...........................      1,603,391     6,442,067     --        8,045,458
   Greece............................          7,468        27,098     --           34,566
   Hong Kong.........................             --     1,372,053     --        1,372,053
   Ireland...........................        298,492            --     --          298,492
   Israel............................        111,152       543,715     --          654,867
   Italy.............................        253,456       876,755     --        1,130,211
   Japan.............................      3,123,654    16,764,850     --       19,888,504
   Netherlands.......................        381,888     3,095,156     --        3,477,044
   New Zealand.......................             --       115,010     --          115,010
   Norway............................             --     1,061,121     --        1,061,121
   Portugal..........................             --       148,066     --          148,066
   Singapore.........................             --     1,027,248     --        1,027,248
   Spain.............................             --     2,615,713     --        2,615,713
   Sweden............................        229,989     2,561,757     --        2,791,746
   Switzerland.......................        586,327     4,096,072     --        4,682,399
   United Kingdom....................     13,906,603     5,986,967     --       19,893,570
Preferred Stocks
   Germany...........................             --       296,139     --          296,139
   Spain.............................              2            --     --                2
Securities Lending Collateral........             --     9,628,799     --        9,628,799
                                         -----------   -----------    ---     ------------
TOTAL................................    $31,532,906   $73,918,713     --     $105,451,619
                                         ===========   ===========    ===     ============

     See accompanying Notes to Schedules of Investments.


                                      1228

                        VA INTERNATIONAL SMALL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (86.7%)
AUSTRALIA -- (6.2%)
   Acrux, Ltd...................................................................           7,398   $        26,802
   Adelaide Brighton, Ltd.......................................................          26,886            84,686
  *AED Oil, Ltd.................................................................           4,139                --
  #Alesco Corp., Ltd............................................................           6,428             8,649
 #*Alkane Resources, Ltd........................................................           4,427             4,434
 #*Alliance Resources, Ltd......................................................          21,658             7,234
   Amalgamated Holdings, Ltd....................................................           5,533            34,111
   Amcom Telecommunications, Ltd................................................           6,384             5,693
  *Ampella Mining, Ltd..........................................................             616               915
   Ansell, Ltd..................................................................           8,744           138,112
 #*Antares Energy, Ltd..........................................................          12,881             5,328
  #APA Group, Ltd...............................................................             919             4,679
  #APN News & Media, Ltd........................................................          27,122            20,961
  *Aquarius Platinum, Ltd.......................................................           2,774             7,806
 #*Arafura Resources, Ltd.......................................................           7,863             4,167
  #ARB Corp., Ltd...............................................................           3,547            30,939
  #Aristocrat Leisure, Ltd......................................................          13,779            36,254
 #*Aurora Oil & Gas, Ltd........................................................          16,633            51,849
   Ausdrill, Ltd................................................................          21,215            80,095
  #Ausenco, Ltd.................................................................           2,629             8,172
  #Austal, Ltd..................................................................           3,435             7,391
  *Austar United Communications, Ltd............................................          47,280            59,623
  *Austbrokers Holdings, Ltd....................................................             601             4,031
  *Australian Agricultural Co., Ltd.............................................          21,165            31,205
  #Australian Infrastructure Fund...............................................          40,779            86,935
   Australian Pharmaceutical Industries, Ltd....................................          21,680             6,902
   Australian Worldwide Exploration, Ltd........................................          35,889            57,109
  #Automotive Holdings Group NL.................................................          12,565            26,004
   AVJennings, Ltd..............................................................          21,460             9,122
 #*Bandanna Energy, Ltd.........................................................           2,730             1,938
  #Bank of Queensland, Ltd......................................................           4,111            33,053
   Beach Energy, Ltd............................................................          65,284           102,393
  *Beadell Resources, Ltd.......................................................          10,811             8,537
  #Billabong International, Ltd.................................................           4,663             9,279
  *Biota Holdings, Ltd..........................................................           9,219             8,021
   Blackmores, Ltd..............................................................             248             7,519
   Boart Longyear, Ltd..........................................................          30,454           113,807
  *Boom Logistics, Ltd..........................................................          20,098             5,747
   Bradken, Ltd.................................................................           8,097            67,446
   Brickworks, Ltd..............................................................           2,046            23,281
   Cabcharge Australia, Ltd.....................................................           9,538            45,799
  #Cardno, Ltd..................................................................           1,964            12,486
  *Carnarvon Petroleum, Ltd.....................................................           6,703               853
  #carsales.com, Ltd............................................................           3,573            18,204
 #*Ceramic Fuel Cells, Ltd......................................................          91,856             9,704
  *Chemeq, Ltd..................................................................           5,304                --
  *Citigold Corp., Ltd..........................................................          58,895             5,446
  #Clough, Ltd..................................................................          17,664            12,944
 #*Coal of Africa, Ltd..........................................................          22,474            23,768
  *Coalspur Mines, Ltd..........................................................          21,206            40,370
  *Cockatoo Coal, Ltd...........................................................          39,936            16,287
  #Consolidated Media Holdings, Ltd.............................................          15,282            43,412
  #CSG, Ltd.....................................................................          14,081             7,769
   CSR, Ltd.....................................................................          14,699            31,974
  *Cudeco, Ltd..................................................................           4,262            16,193
  #David Jones, Ltd.............................................................          14,034            38,573
  *Deep Yellow, Ltd.............................................................          47,823             5,842
  *Discovery Metals, Ltd........................................................          35,121            57,592


                                      1229

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Domino's Pizza Enterprises, Ltd..............................................             611   $         4,799
  *Downer EDI, Ltd..............................................................          16,096            61,689
   DUET Group, Ltd..............................................................          67,277           129,312
  #DuluxGroup, Ltd..............................................................           9,552            28,893
 #*Elders, Ltd..................................................................          15,828             4,037
   Emeco Holdings, Ltd..........................................................          27,042            29,398
 #*Energy World Corp., Ltd......................................................          50,545            37,790
   Envestra, Ltd................................................................          82,478            66,056
  *Evolution Mining, Ltd........................................................           6,984            13,447
 #*Extract Resources, Ltd.......................................................           4,219            38,323
   FKP Property Group, Ltd......................................................          51,434            34,612
   Fleetwood Corp., Ltd.........................................................           6,315            81,719
   FlexiGroup, Ltd..............................................................           6,860            14,626
  #Flight Centre, Ltd...........................................................           3,898            79,858
 #*Flinders Mines, Ltd..........................................................         135,740            42,506
  *Galaxy Resources, Ltd........................................................          21,890            20,410
 #*Gindalbie Metals, Ltd........................................................          24,151            16,015
  *Gloucester Coal, Ltd.........................................................           2,290            20,180
   Goodman Fielder, Ltd.........................................................         127,846            71,215
   GrainCorp, Ltd...............................................................          10,303            85,801
 #*Gryphon Minerals, Ltd........................................................          11,474            15,842
  #GUD Holdings, Ltd............................................................           3,447            27,517
 #*Gunns, Ltd...................................................................          32,848             4,188
  #GWA Group, Ltd...............................................................          14,186            36,032
  #Hills Holdings, Ltd..........................................................          26,079            28,605
 #*Horizon Oil, Ltd.............................................................          65,914            16,753
  #iiNet, Ltd...................................................................           9,099            28,975
  #Imdex, Ltd...................................................................          13,781            31,407
   Independence Group NL........................................................          10,253            42,909
   Industrea, Ltd...............................................................           5,224             6,301
  *Infigen Energy, Ltd..........................................................          14,000             4,158
  *Integra Mining, Ltd..........................................................          54,831            34,668
 #*Intrepid Mines, Ltd..........................................................           7,169             9,678
  #Invocare, Ltd................................................................           6,435            50,909
   IOOF Holdings, Ltd...........................................................          13,685            81,292
   Iress Market Technology, Ltd.................................................           6,392            47,132
  *Iron Ore Holdings, Ltd.......................................................           7,983            13,284
 #*Ivanhoe Australia, Ltd.......................................................           3,622             7,246
  #JB Hi-Fi, Ltd................................................................           7,902           105,717
  *Kagara, Ltd..................................................................          27,762            10,143
  *Karoon Gas Australia, Ltd....................................................           5,930            32,560
  #Kingsgate Consolidated, Ltd..................................................           8,435            68,559
  *Linc Energy, Ltd.............................................................          12,969            19,034
 #*Lynas Corp., Ltd.............................................................          10,000            14,053
  *MacMahon Holdings, Ltd.......................................................          42,067            29,447
   McMillan Shakespeare, Ltd....................................................           6,700            66,047
  #Medusa Mining, Ltd...........................................................           3,460            19,865
   Mermaid Marine Australia, Ltd................................................           7,426            22,872
  #Mincor Resources NL..........................................................          14,047            11,102
  *Mineral Deposits, Ltd........................................................           3,059            18,467
   Mineral Resources, Ltd.......................................................           2,518            32,450
 #*Mirabela Nickel, Ltd.........................................................           4,079             3,976
 #*Molopo Energy, Ltd...........................................................          15,907            10,296
  #Monadelphous Group, Ltd......................................................           3,946            92,079
  #Mortgage Choice, Ltd.........................................................          10,500            15,486
  #Mount Gibson Iron, Ltd.......................................................          38,346            57,511
 #*Murchison Metals, Ltd........................................................           8,000             3,689
  #Myer Holdings, Ltd...........................................................          22,072            50,113
  #Navitas, Ltd.................................................................          19,169            58,608
  *Northern Iron, Ltd...........................................................           3,728             3,006
  *Nufarm, Ltd..................................................................           9,844            47,602


                                      1230

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   Oakton, Ltd..................................................................           7,474   $         9,476
 #*Orocobre, Ltd................................................................           7,127            14,595
   Pacific Brands, Ltd..........................................................          43,040            28,303
  *Paladin Energy, Ltd..........................................................          16,571            32,389
  *PanAust, Ltd.................................................................          32,804           121,956
   Panoramic Resources, Ltd.....................................................           7,300            10,220
  *PaperlinX, Ltd...............................................................          26,157             1,825
  #Peet, Ltd....................................................................           6,045             5,261
  *Perilya, Ltd.................................................................          31,484            13,704
  #Perpetual Trustees Australia, Ltd............................................           2,899            62,256
  *Perseus Mining, Ltd..........................................................          24,847            75,483
 #*Pharmaxis, Ltd...............................................................          18,175            18,947
 #*Platinum Australia, Ltd......................................................          23,193             2,364
   PMP, Ltd.....................................................................          17,571             9,391
   Premier Investments, Ltd.....................................................           3,174            16,419
   Primary Health Care, Ltd.....................................................          14,834            46,853
   Prime Media Group, Ltd.......................................................           5,377             3,730
   Programmed Maintenance Service, Ltd..........................................           1,045             2,273
  *Ramelius Resources, Ltd......................................................          16,758            18,486
   RCR Tomlinson, Ltd...........................................................          10,693            18,141
   REA Group, Ltd...............................................................           1,460            20,278
  *Regis Resources, Ltd.........................................................          21,064            88,876
  #Reject Shop, Ltd. (The)......................................................           1,278            14,924
  *Resolute Mining, Ltd.........................................................          14,432            31,322
 #*Rex Minerals, Ltd............................................................           7,834            13,045
   Ridley Corp., Ltd............................................................          33,330            36,118
 #*Roc Oil Co., Ltd.............................................................          19,451             7,013
  #SAI Global, Ltd..............................................................          10,719            56,282
  #Salmat, Ltd..................................................................           3,642             9,319
 #*Samson Oil & Gas, Ltd........................................................          76,724             8,207
 #*Sandfire Resources NL........................................................           2,891            22,482
   Santos, Ltd..................................................................           1,133            16,175
  *Saracen Mineral Holdings, Ltd................................................          27,646            25,215
  #Seek, Ltd....................................................................           4,570            25,529
   Select Harvests, Ltd.........................................................           3,697             6,981
   Servcorp, Ltd................................................................           1,569             4,502
  *Service Stream, Ltd..........................................................          21,994             7,227
   Sigma Pharmaceuticals, Ltd...................................................          73,664            46,960
  *Silex System, Ltd............................................................           7,987            18,222
  *Silver Lake Resources, Ltd...................................................          17,110            66,605
  #Sirtex Medical, Ltd..........................................................           2,800            14,045
   Skilled Group, Ltd...........................................................           2,050             3,814
  #SMS Management & Technology, Ltd.............................................           6,207            33,273
  #Southern Cross Media Group, Ltd..............................................          67,418            83,060
   SP Telemedia, Ltd............................................................          25,871            41,202
   Spark Infrastructure Group, Ltd..............................................          83,944           118,917
  #Specialty Fashion Group, Ltd.................................................          19,600             9,141
   Spotless Group, Ltd..........................................................          14,680            37,428
  *St. Barbara, Ltd.............................................................           9,666            23,981
  *Straits Resources, Ltd.......................................................          11,702             8,389
   STW Communications Group, Ltd................................................          15,518            14,649
  *Sunland Group, Ltd...........................................................          14,139            11,089
   Super Retail Group, Ltd......................................................          11,908            74,430
 #*Tap Oil, Ltd.................................................................          20,587            17,037
  #Tassal Group, Ltd............................................................           7,976            10,824
   Technology One, Ltd..........................................................          23,020            24,310
  #Ten Network Holdings, Ltd....................................................          43,531            40,660
   Thakral Holdings Group, Ltd..................................................          85,197            51,959
 #*Tiger Resources, Ltd.........................................................          13,405             5,764
   Transfield Services, Ltd.....................................................          28,963            61,474
  *Transpacific Industries Group, Ltd...........................................          46,936            41,759


                                      1231

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  #Troy Resources, Ltd..........................................................           2,843   $        13,949
   Trust Co., Ltd. (The)........................................................             659             3,632
  *Unity Mining, Ltd............................................................          12,000             1,465
  #UXC, Ltd.....................................................................          17,099             7,719
   Village Roadshow, Ltd........................................................          10,695            34,042
  *Virgin Australia Holdings, Ltd...............................................         110,192            37,369
   Watpac, Ltd..................................................................           6,412             7,590
   Western Areas NL.............................................................           7,047            41,255
 #*White Energy Co., Ltd........................................................           9,723             4,701
   WHK Group, Ltd...............................................................           9,562             8,551
   Wide Bay Australia, Ltd......................................................             777             5,908
  #Wotif.com Holdings, Ltd......................................................           5,438            22,582
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                         5,731,031
                                                                                                   ---------------
AUSTRIA -- (0.8%)
   Agrana Beteiligungs AG.......................................................             319            34,436
   Atrium European Real Estate, Ltd.............................................           5,350            24,583
   BWT AG.......................................................................             472             9,231
  *Constantia Packaging AG Escrow Shares........................................             275                --
  #EVN AG.......................................................................           2,083            28,010
  #Flughafen Wien AG............................................................             543            19,999
 #*Intercell AG.................................................................           2,073             6,386
  *Kapsch TrafficCom AG.........................................................              62             4,937
   Lenzing AG...................................................................             350            32,050
  #Mayr-Melnhof Karton AG.......................................................             840            79,017
   Oberbank AG..................................................................           1,045            64,521
  #Oesterreichischen Post AG....................................................           1,448            47,268
   Palfinger AG.................................................................             904            19,492
  #RHI AG.......................................................................           1,415            32,530
 #*S IMMO AG....................................................................           2,718            15,570
  #Schoeller-Bleckmann Oilfield Equipment AG....................................             838            70,441
  *Semperit Holding AG..........................................................             228             9,746
 #*Strabag SE...................................................................           1,012            29,715
   Uniqa Versicherungen AG......................................................           4,023            58,124
  #Wienerberger AG..............................................................           6,853            79,028
  #Zumtobel AG..................................................................           2,862            52,120
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                           717,204
                                                                                                   ---------------
BELGIUM -- (1.0%)
   Ackermans & van Haaren NV....................................................           2,011           161,632
  *Agfa-Gevaert NV..............................................................          15,370            27,776
  *Arseus NV....................................................................             459             6,401
   Banque Nationale de Belgique SA..............................................              20            58,862
   Barco NV.....................................................................           1,156            62,612
   Compagnie d'Entreprises SA...................................................             616            33,041
   Compagnie Immobiliere de Belgique SA.........................................             200             6,548
   Compagnie Maritime Belge SA..................................................           1,500            34,055
 #*Deceuninck NV................................................................           6,500             9,112
   D'ieteren SA.................................................................           2,276           113,362
   Econocom Group SA............................................................           1,771            35,691
   Elia System Operator SA......................................................           1,752            66,629
 #*Euronav SA...................................................................           1,500             9,521
   EVS Broadcast Equipment SA...................................................             477            23,461
   Exmar NV.....................................................................           1,500            11,203
  *Galapagos NV.................................................................             726             9,971
   Ion Beam Applications SA.....................................................             675             5,329
  *Kinepolis Group NV...........................................................             132             9,792
   Melexis NV...................................................................           1,058            15,767
  #Nyrstar NV...................................................................           6,040            56,529
   Recticel SA..................................................................           1,421             9,743
   Roularta Media Group NV......................................................             455             9,441


                                      1232

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
   Sipef NV.....................................................................             460   $        37,397
   Tessenderlo Chemie NV........................................................           2,730            93,296
 #*ThromboGenics NV.............................................................           1,217            28,243
   Van de Velde NV..............................................................             393            19,134
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                           954,548
                                                                                                   ---------------
CANADA -- (10.4%)
 #*5N Plus, Inc.................................................................           2,300            11,836
   Aastra Technologies, Ltd.....................................................             800            13,476
  *Absolute Software Corp.......................................................           2,400            11,369
  *Advantage Oil & Gas, Ltd.....................................................          10,879            38,733
   Aecon Group, Inc.............................................................           3,291            36,924
  #AG Growth International, Inc.................................................              90             3,304
  #AGF Management, Ltd. Class B.................................................           5,044            79,078
   Akita Drilling, Ltd. Class A.................................................           1,200            11,633
  *Alacer Gold Corp.............................................................          10,187            96,414
   Alamos Gold, Inc.............................................................           3,100            63,503
  *Alexco Resource Corp.........................................................           2,700            20,734
  #Algonquin Power & Utilities Corp.............................................           4,700            28,077
   Alliance Grain Traders, Inc..................................................             462             8,681
  #AltaGas, Ltd.................................................................           2,600            78,516
  *Altius Minerals Corp.........................................................           1,000            11,240
  *Anderson Energy, Ltd.........................................................           5,100             2,441
  *Angle Energy, Inc............................................................           2,700            14,702
  *Antrim Energy, Inc...........................................................           6,500             8,557
  *Anvil Mining, Ltd............................................................           4,200            31,750
  *Argonaut Gold, Inc...........................................................           7,300            61,592
   Astral Media, Inc. Class A...................................................           3,600           126,558
  #Atlantic Power Corp..........................................................           2,816            41,817
  *Atrium Innovations, Inc......................................................             831             9,779
  *ATS Automation Tooling System, Inc...........................................           5,060            35,274
  *Aura Minerals, Inc...........................................................           5,100             5,849
 #*AuRico Gold, Inc.............................................................          14,082           133,278
  *Aurizon Mines, Ltd...........................................................          12,400            69,006
  *Avion Gold Corp..............................................................           9,076            13,849
  *AXIA NetMedia Corp...........................................................           4,000             5,944
 #*B2Gold Corp..................................................................          13,000            49,526
 #*Baja Mining Corp.............................................................             258               234
 #*Ballard Power Systems, Inc...................................................           3,700             4,354
 #*Bankers Petroleum, Ltd.......................................................          14,456            77,276
  *Bellatrix Exploration, Ltd...................................................           4,800            22,308
  *BioExx Specialty Proteins, Ltd...............................................          10,300             2,003
  *Birchcliff Energy, Ltd.......................................................           4,800            64,195
 #*Bird Construction, Inc.......................................................           2,238            28,792
  #Black Diamond Group, Ltd.....................................................           1,800            32,205
  *BlackPearl Resources, Inc....................................................          10,525            50,384
   BMTC Group, Inc. Class A.....................................................             850            15,267
 #*BNK Petroleum, Inc...........................................................           3,400             6,036
  #Bonterra Energy Corp.........................................................             562            29,874
  *Boralex, Inc. Class A........................................................           2,200            18,540
  *Brigus Gold Corp.............................................................          11,639            13,581
 #*Burcon NutraScience Corp.....................................................             600             3,979
  *C&C Energia, Ltd.............................................................             800             6,917
  #Calfrac Well Services, Ltd...................................................           1,700            43,979
  *Calvalley Petroleum, Inc. Class A............................................           3,100             5,318
   Canaccord Capital, Inc.......................................................           3,489            27,280
   Canada Bread Co., Ltd........................................................             800            35,903
  #Canadian Energy Services & Technology Corp...................................           2,811            31,174
  #Canadian Western Bank........................................................           2,800            73,916
   Canam Group, Inc. Class A....................................................           2,100             8,650
  *Canfor Corp..................................................................           7,200            84,229


                                      1233

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   Canfor Pulp Products, Inc....................................................           1,143   $        14,842
  *Cangene Corp.................................................................           2,500             4,413
   Canyon Services Group, Inc...................................................           1,400            15,903
   Capital Power Corp...........................................................           1,745            42,742
  #Capstone Infrastructure Corp.................................................           1,494             5,945
 #*Capstone Mining Corp.........................................................          13,215            45,601
  *Cardiome Pharma Corp.........................................................           2,500             5,834
   Cascades, Inc................................................................           3,900            17,503
  #Cash Store Financial Services, Inc. (The)....................................             605             4,121
   Cathedral Energy Services, Ltd...............................................             511             3,644
   CCL Industries, Inc. Class B.................................................           1,500            47,467
  *Celestica, Inc...............................................................          16,300           138,827
  *Celtic Exploration, Ltd......................................................           3,000            55,291
  *Cequence Energy, Ltd.........................................................           2,168             3,892
  *China Gold International Resources Corp., Ltd................................           9,700            31,150
  *Chinook Energy, Inc..........................................................           1,124             1,648
   Churchill Corp. Class A (The)................................................           1,045            13,059
  #Cineplex, Inc................................................................           2,352            59,064
  #CML HealthCare, Inc..........................................................           4,873            50,543
  #Cogeco Cable, Inc............................................................           1,000            48,170
   Cogeco, Inc..................................................................             400            18,554
  *Colossus Minerals, Inc.......................................................           2,400            17,449
  *COM DEV International, Ltd...................................................           4,500             8,886
  *Compton Petroleum Corp.......................................................              36               154
   Computer Modelling Group, Ltd................................................             881            12,723
  *Connacher Oil & Gas, Ltd.....................................................          18,200            17,606
 #*Constellation Software, Inc..................................................              96             8,492
   Contrans Group, Inc. Class A.................................................             222             1,970
  *Copper Mountain Mining Corp..................................................           2,900            15,097
   Corby Distilleries, Ltd. Class A.............................................             900            14,173
 #*Corridor Resources, Inc......................................................           2,900             2,632
  #Corus Entertainment, Inc. Class B............................................           5,400           112,179
 #*Cott Corp....................................................................           5,400            37,806
  *Crew Energy, Inc.............................................................           4,552            62,194
   Davis & Henderson Corp.......................................................           3,066            54,611
  *Delphi Energy Corp...........................................................           7,188            13,334
  *Denison Mines Corp...........................................................          13,884            23,816
  *Descartes Systems Group, Inc. (The)..........................................           5,100            40,894
   Dollarama, Inc...............................................................           1,770            76,346
   Dorel Industries, Inc. Class B...............................................           1,600            39,541
 #*DragonWave, Inc..............................................................           1,751             7,212
  *Duluth Metals, Ltd...........................................................           6,500            16,401
  *Dundee Capital Markets, Inc..................................................           4,400             4,915
 #*Dundee Precious Metals, Inc..................................................           4,755            44,624
 #*Eastern Platinum, Ltd........................................................          39,900            21,488
 #*Eco Oro Minerals Corp........................................................           2,300             3,808
   E-L Financial Corp., Ltd.....................................................             104            39,414
  #Enbridge Income Fund Holdings, Inc...........................................           1,295            27,858
  *Endeavour Silver Corp........................................................           4,916            55,597
   Enerflex, Ltd................................................................           3,109            38,262
   Ensign Energy Services, Inc..................................................           6,994           108,813
   Equitable Group, Inc.........................................................             400            10,958
  *Euro Goldfields, Ltd.........................................................           5,700            72,877
   Evertz Technologies, Ltd.....................................................           3,700            51,476
  *Excellon Resources, Inc......................................................           9,550             5,715
  *Fairborne Energy, Ltd........................................................           5,400            13,033
 #*First Majestic Silver Corp...................................................           5,500           113,598
   First National Financial Corp................................................             600            10,532
  *First Uranium Corp...........................................................           4,800               790
  *FirstService Corp............................................................             915            27,075
  *Flint Energy Services, Ltd...................................................           2,500            36,851


                                      1234

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
 #*Forsys Metals Corp...........................................................           2,500   $         1,695
  *Fortress Paper, Ltd. Class A.................................................             500            19,657
  *Fortuna Silver Mines, Inc....................................................           8,500            56,966
  *Garda World Security Corp. Class A...........................................             906             7,265
   Genivar, Inc.................................................................           2,117            55,485
   Gennum Corp..................................................................           1,400            18,821
   Glacier Media, Inc...........................................................           1,800             3,806
   Gluskin Sheff & Associates, Inc..............................................           1,000            15,039
 #*GLV, Inc. Class A............................................................             781             3,038
   GMP Capital, Inc.............................................................           2,541            20,197
  *Golden Star Resources, Ltd...................................................          13,100            28,612
  *Gran Tierra Energy, Inc......................................................          10,925            62,323
 #*Grande Cache Coal Corp.......................................................           3,400            32,586
 #*Great Basin Gold, Ltd........................................................          17,800            22,368
  *Great Canadian Gaming Corp...................................................           3,200            27,446
  *Great Panther Silver, Ltd....................................................           9,200            24,590
   Groupe Aeroplan, Inc.........................................................          12,000           149,117
  *Guide Exploration, Ltd. Class A..............................................           5,400            13,948
  *Guyana Goldfields, Inc.......................................................           1,829            14,994
  *Hanfeng Evergreen, Inc.......................................................           2,400             5,960
  *Harry Winston Diamond Corp...................................................           3,200            37,435
  *Heroux-Devtek, Inc...........................................................           2,400            17,473
  *High River Gold Mines, Ltd...................................................          10,580            12,978
   Home Capital Group, Inc......................................................           1,850            95,018
   Horizon North Logistics, Inc.................................................           3,300            16,883
   HudBay Minerals, Inc.........................................................           9,331           108,972
 #*Imax Corp....................................................................           2,381            49,320
  *Imperial Metals Corp.........................................................           5,000            77,740
 #*IMRIS, Inc...................................................................           1,500             4,039
  #Innergex Renewable Energy, Inc...............................................           3,810            39,099
  *International Forest Products, Ltd. Class A..................................           3,600            16,264
 #*International Tower Hill Mines, Ltd..........................................           1,260             6,811
  *Intertape Polymer Group, Inc.................................................             900             3,474
 #*Ivanhoe Energy, Inc..........................................................          10,100            10,476
 #*Jaguar Mining, Inc...........................................................           4,030            29,018
   Jean Coutu Group PJC, Inc. Class A (The).....................................           3,375            45,036
  #Just Energy Group, Inc.......................................................           5,779            69,219
  *Keegan Resources, Inc........................................................           2,901            12,036
  #Killam Properties, Inc.......................................................           2,140            25,675
  *Kingsway Financial Services, Inc.............................................           2,400             1,436
  *Kirkland Lake Gold, Inc......................................................           3,200            56,902
  *La Mancha Resources, Inc.....................................................           4,326            13,677
  *Labrador Iron Mines Holdings, Ltd............................................           1,400             8,252
 #*Lake Shore Gold Corp.........................................................          15,400            22,731
  *Laramide Resources, Ltd......................................................           1,600             1,532
  #Laurentian Bank of Canada....................................................           1,400            64,506
   Le Chateau, Inc. Class A.....................................................           1,200             1,951
  *Legacy Oil & Gas, Inc........................................................           7,800            96,693
  #Leisureworld Senior Care Corp................................................             571             6,828
   Leon's Furniture, Ltd........................................................           2,400            30,159
   Linamar Corp.................................................................           3,100            53,238
  #Liquor Stores N.A., Ltd......................................................             775            12,413
   MacDonald Dettweiler & Associates, Ltd.......................................           1,243            54,755
 #*MAG Silver Corp..............................................................           2,486            20,677
   Major Drilling Group International, Inc......................................           3,600            60,317
   Manitoba Telecom Services, Inc...............................................           1,345            42,589
   Maple Leaf Foods, Inc........................................................           5,400            59,725
  *Martinrea International, Inc.................................................           3,500            30,961
  *Maxim Power Corp.............................................................           1,300             2,658
   MDS, Inc.....................................................................           8,500            82,567
 #*Mega Uranium, Ltd............................................................           2,800               838


                                      1235

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
  *Mercator Minerals, Ltd.......................................................           8,400   $        14,577
   Methanex Corp................................................................           1,326            36,102
   MI Developments, Inc.........................................................           1,827            63,864
  *Midway Energy, Ltd...........................................................           6,100            19,893
  *Minefinders Corp.............................................................           3,400            48,116
  *Minera Andes Acquisition Corp................................................           7,695            45,278
 #*Mood Media Corp..............................................................           5,500            15,797
   Morneau Shepell, Inc.........................................................           1,601            17,532
   Mullen Group, Ltd............................................................           3,498            67,330
  #NAL Energy Corp..............................................................           7,554            54,770
 #*Nautilus Minerals, Inc.......................................................           5,100            11,800
  *Neo Material Technologies, Inc...............................................           5,850            48,716
   Newalta Corp.................................................................           1,795            24,991
  *NGEx Resources, Inc..........................................................             528             1,448
  *Norbord, Inc.................................................................           1,690            16,787
  *North American Energy Partners, Inc..........................................           1,500             9,589
 #*North American Palladium, Ltd................................................           5,795            16,298
  #North West Co., Inc. (The)...................................................           1,274            24,649
  *Northern Dynasty Minerals, Ltd...............................................           2,375            17,670
  #Northland Power, Inc.........................................................           3,254            55,980
 #*NovaGold Resources, Inc......................................................           4,050            41,926
  *Nuvista Energy, Ltd..........................................................           4,124            17,850
  *OceanaGold Corp..............................................................           6,566            16,764
 #*Oncolytics Biotech, Inc......................................................           4,000            19,308
  *Open Range Energy Corp.......................................................           3,184             3,938
  *Pace Oil & Gas, Ltd..........................................................             525             3,089
  *Paladin Labs, Inc............................................................             387            17,414
  *Paramount Resources, Ltd. Class A............................................           2,300            79,136
  #Parkland Fuel Corp...........................................................           3,959            50,618
   Pason Systems, Inc...........................................................           3,100            40,192
   Perpetual Energy, Inc........................................................           4,555             3,952
  *Petrobank Energy & Resources, Ltd............................................           4,852            67,552
   PHX Energy Services Corp.....................................................             700             6,932
  *Pilot Gold, Inc..............................................................           2,374             3,386
 #*PolyMet Mining Corp..........................................................           7,263            10,865
  #Poseidon Concepts Corp.......................................................           2,814            41,563
  #Premium Brands Holdings Corp.................................................           1,330            22,682
  #Provident Energy, Ltd........................................................           5,327            59,608
  *QLT, Inc.....................................................................           5,800            40,838
 #*Quadra FNX Mining, Ltd.......................................................          10,651           159,760
   Quebecor, Inc. Class B.......................................................           3,900           138,116
  *Queenston Mining, Inc........................................................           2,500            12,766
 #*Questerre Energy Corp........................................................           6,950             4,783
  *Ram Power Corp...............................................................           2,670               932
   Reitmans Canada, Ltd. Class A................................................           4,500            65,972
 #*Resverlogix Corp.............................................................           1,300             1,919
   Richelieu Hardware, Ltd......................................................           1,000            29,720
  #Ritchie Brothers Auctioneers, Inc............................................           6,300           148,468
   Rogers Sugar, Inc............................................................           5,100            28,432
   RONA, Inc....................................................................           8,785            82,795
  *Rubicon Minerals Corp........................................................           8,300            35,511
  *Ruggedcom, Inc...............................................................             981            32,100
  #Russel Metals, Inc...........................................................           4,900           121,339
  *Sabina Gold & Silver Corp....................................................           5,619            23,816
  *San Gold Corp................................................................          10,700            20,702
  *Sandvine Corp................................................................           5,900             8,179
  *Savanna Energy Services Corp.................................................           4,382            31,247
 #*Scorpio Mining Corp..........................................................           6,390            13,829
 #*Seabridge Gold, Inc..........................................................             630            12,729
  *Secure Energy Services, Inc..................................................           2,930            24,926
   SEMAFO, Inc..................................................................          12,700            84,861


                                      1236

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CANADA -- (Continued)
   ShawCor, Ltd. Class A........................................................           3,000   $        89,159
   Sherritt International Corp..................................................           9,100            57,448
  *Shore Gold, Inc..............................................................          15,000             5,610
  *Sierra Wireless, Inc.........................................................           1,200             8,701
  *Silver Standard Resources, Inc...............................................           4,900            84,444
   Silvercorp Metals, Inc.......................................................           1,661            13,683
  *Southern Pacific Resource Corp...............................................          28,100            46,240
  *SouthGobi Resources, Ltd.....................................................           9,305            67,001
  *Sprott Resource Corp.........................................................           1,925             7,506
   Sprott Resource Lending Corp.................................................           6,900            10,185
   Sprott, Inc..................................................................           1,938            13,240
  *St. Andrew Goldfields, Ltd...................................................          13,300             5,770
  *Stantec, Inc.................................................................           2,400            66,780
   Stella-Jones, Inc............................................................             700            29,076
  #Student Transportation, Inc..................................................           3,797            25,939
  *Sulliden Gold Corp., Ltd.....................................................          10,800            17,126
  *SunOpta, Inc.................................................................           3,300            16,225
  #Superior Plus Corp...........................................................           4,400            27,733
 #*Tanzanian Royalty Exploration Corp...........................................           3,400            11,190
  *Taseko Mines, Ltd............................................................          16,000            58,243
  *Tembec, Inc..................................................................           1,115             4,170
  *Theratechnologies, Inc.......................................................           1,400             3,672
 #*Thompson Creek Metals Co., Inc...............................................           9,365            79,201
 #*Timminco, Ltd................................................................           6,400               957
   TMX Group, Inc...............................................................             202             8,636
  *Torex Gold Resources, Inc....................................................           3,445             8,074
  #Toromont Industries, Ltd.....................................................           3,109            69,020
   Torstar Corp. Class B........................................................           3,700            31,956
   TOTAL Energy Services, Inc...................................................             890            14,930
   Transcontinental, Inc. Class A...............................................           3,600            46,135
   TransForce, Inc..............................................................           3,151            50,909
  *TransGlobe Energy Corp.......................................................           4,200            40,924
  #Trilogy Energy Corp..........................................................           2,255            70,279
   Trinidad Drilling, Ltd.......................................................           6,200            41,490
   TVA Group, Inc. Class B......................................................           1,200            10,532
  *Twin Butte Energy, Ltd.......................................................           4,408            11,254
  *UEX Corp.....................................................................           6,400             5,362
   Uni-Select, Inc..............................................................             800            21,063
   Veresen, Inc.................................................................           5,338            80,280
  *Vero Energy, Inc.............................................................           3,031             8,343
  *Virginia Mines, Inc..........................................................           1,215            10,906
  *Vitran Corp., Inc............................................................           1,100             7,800
  #Wajax Corp...................................................................             911            37,886
   WaterFurnace Renewable Energy, Inc...........................................             300             5,251
   Wesdome Gold Mines, Ltd......................................................           3,085             5,907
   West Fraser Timber Co., Ltd..................................................           2,500           120,450
  *Westfire Energy, Ltd.........................................................           2,900            14,663
 #*Westport Innovations, Inc....................................................           2,900           120,431
  *Whitecap Resources, Inc......................................................             672             6,266
   Wi-Lan, Inc..................................................................           4,600            26,241
   Winpak, Ltd..................................................................           2,400            29,321
  *Xtreme Coil Drilling Corp....................................................           1,900             6,083
   Zargon Oil & Gas, Ltd........................................................           1,612            23,472
                                                                                                   ---------------
TOTAL CANADA....................................................................                         9,620,396
                                                                                                   ---------------
DENMARK -- (0.9%)
  *Alk-Abello A.S...............................................................             288            17,043
  *Alm. Brand A.S...............................................................           7,780            13,148
  *Amagerbanken A.S.............................................................           6,200                --
   Ambu A.S. Series B...........................................................             212             5,908
   Auriga Industries A.S. Series B..............................................             950            13,699


                                      1237

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
  *Bang & Olufsen Holdings A.S..................................................           2,970   $        35,896
  *Bavarian Nordic A.S..........................................................             600             5,549
   D/S Norden A.S...............................................................           1,594            39,978
  *Dalhoff Larsen & Horneman A.S................................................           1,100             1,400
   DFDS A.S.....................................................................             512            29,566
   East Asiatic Co., Ltd. A.S...................................................           1,200            27,500
  *Fionia Holding A.S...........................................................             750                --
  *Genmab A.S...................................................................             953             7,511
   GN Store Nord A.S............................................................          13,452           136,427
   IC Companys A.S..............................................................             310             5,614
  *Jyske Bank A.S...............................................................           1,404            41,405
 #*NeuroSearch A.S..............................................................           1,221             3,315
  #NKT Holding A.S..............................................................           1,466            55,503
   Nordjyske Bank A.S...........................................................             422             5,232
 #*Parken Sport & Entertainment A.S.............................................             400             5,081
   Per Aarsleff A.S. Series B...................................................             150            11,506
   Ringkjoebing Landbobank A.S..................................................             188            21,641
   Rockwool International A.S. Series B.........................................              29             2,754
   Royal Unibrew A.S............................................................             500            28,493
   Schouw & Co. A.S.............................................................           1,700            35,364
   SimCorp A.S..................................................................             268            40,813
  *Sjaelso Gruppen A.S..........................................................           1,000               260
   Solar Holdings A.S. Series B.................................................             268            13,688
  *Spar Nord Bank A.S...........................................................           1,650            11,130
  *Sparbank A.S.................................................................             225             1,955
   Sydbank A.S..................................................................           4,022            68,600
   Thrane & Thrane A.S..........................................................             400            21,649
  *TK Development A.S...........................................................           2,549             6,062
  *Topdanmark A.S...............................................................             522            81,805
  *TopoTarget A.S...............................................................          14,000             6,653
  *Vestjysk Bank A.S............................................................             725             3,467
                                                                                                   ---------------
TOTAL DENMARK................................................................                              805,615
                                                                                                   ---------------
FINLAND -- (2.2%)
   Ahlstrom Oyj.................................................................             225             3,790
  #Alma Media Oyj...............................................................           4,469            37,446
   Amer Sports Oyj Series A.....................................................           9,059           115,058
   Aspo Oyj.....................................................................           2,685            26,153
   Cargotec Oyj Series B........................................................           1,113            40,573
  *Citycon Oyj..................................................................          10,658            34,896
   Cramo Oyj....................................................................           1,300            18,411
  *Elcoteq SE...................................................................             500                --
  *Elektrobit Corp. Oyj.........................................................           7,600             6,662
  #Elisa Oyj....................................................................           3,753            79,028
  *Finnair Oyj..................................................................           3,800            12,565
  *Finnlines Oyj................................................................           2,099            19,787
   Fiskars Oyj Abp..............................................................           3,740            80,650
   F-Secure Oyj.................................................................           5,200            14,066
  *Glaston Oyj Abp..............................................................           4,200             2,689
   HKScan Oyj Series A..........................................................           1,550            12,651
   Huhtamaki Oyj................................................................           7,377            90,287
  #KCI Konecranes Oyj...........................................................           3,400            83,378
   Kemira Oyj...................................................................           8,840           108,889
   Kesko Oyj Series B...........................................................             389            13,749
   Lassila & Tikanoja Oyj.......................................................           2,281            34,153
   Lemminkainen Oyj.............................................................             500            13,089
 #*M-real Oyj Series B..........................................................           6,143            13,866
  *Neste Oil Oyj................................................................           4,230            47,551
   Olvi Oyj Series A............................................................           1,278            27,475
   Oriola-KD Oyj Series B.......................................................           3,288             8,526
   Orion Oyj Series A...........................................................           3,616            71,286


                                      1238

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
  #Orion Oyj Series B...........................................................           5,451   $       105,903
  #Outokumpu Oyj................................................................           9,540            78,469
   Outotec Oyj..................................................................             956            50,507
   PKC Group Oyj................................................................           1,500            28,378
   Pohjola Bank P.L.C. Series A.................................................           8,736            93,272
   Ponsse Oyj...................................................................           1,180            11,311
   Poyry Oyj....................................................................           3,314            27,145
   Raisio P.L.C. Series V.......................................................           4,000            12,890
   Ramirent Oyj.................................................................           4,968            51,662
   Rapala VMC Oyj...............................................................           1,900            13,557
  #Rautaruukki Oyj Series K.....................................................           8,019            88,415
  #Ruukki Group Oyj.............................................................          13,258            16,993
  #Sanoma Oyj...................................................................           5,315            71,841
   Stockmann Oyj Abp Series A...................................................           1,299            26,628
  #Stockmann Oyj Abp Series B...................................................           1,709            32,243
  *Technopolis Oyj..............................................................           1,190             5,586
  *Tecnomen Lifetree Oyj........................................................           5,600             3,231
  #Tieto Oyj....................................................................           5,153            77,842
  #Tikkurila Oyj................................................................           1,149            21,750
  #Uponor Oyj Series A..........................................................           3,000            30,765
   Vacon Oyj....................................................................             695            33,006
   Vaisala Oyj Series A.........................................................             700            15,577
  #Yit Oyj......................................................................           5,529           102,197
                                                                                                   ---------------
TOTAL FINLAND...................................................................                         2,015,842
                                                                                                   ---------------
FRANCE -- (3.5%)
  *Air France-KLM...............................................................           6,172            39,252
   Ales Groupe SA...............................................................             960            14,941
   ALTEN SA.....................................................................           2,004            55,472
 #*Altran Technologies SA.......................................................           5,342            25,250
   April SA.....................................................................           1,417            22,933
   Assystem.....................................................................             808            14,557
  *Atari SA.....................................................................              88               215
   AtoS SA......................................................................             468            23,561
  *Axway Software SA............................................................             500             9,844
  #Beneteau SA..................................................................           2,000            21,363
   Boiron SA....................................................................             712            20,381
   Bonduelle SCA................................................................             272            23,732
   Bongrain SA..................................................................             669            41,699
  #Bourbon SA...................................................................           2,882            98,256
  *Bull SA......................................................................           1,837             7,434
   CEGID Group SA...............................................................             250             5,229
   Ciments Francais SA..........................................................              52             3,842
  *Club Mediterranee SA.........................................................             800            16,026
  *Derichebourg SA..............................................................           4,536            16,768
   Electricite de Strasbourg SA.................................................             132            17,232
   Entrepose Contracting SA.....................................................             184            17,329
   Esso SA Francaise............................................................             197            19,281
  #Establissements Maurel et Prom SA............................................           6,624           110,286
   Euler Hermes SA..............................................................             711            47,130
  *Faiveley Transport SA........................................................             153            11,168
   Faurecia SA..................................................................           3,612            90,480
   Fimalac SA...................................................................             506            19,586
  *GameLoft SA..................................................................             833             5,790
   Gaumont SA...................................................................             129             7,235
  *GFI Informatique SA..........................................................           1,729             6,064
   GL Events SA.................................................................             619            12,914
   Groupe Crit SA...............................................................             450             8,388
  #Groupe Steria SCA............................................................           1,768            34,417
   Guerbet SA...................................................................             122            10,291
   Guyenne et Gascogne SA.......................................................             300            32,199


                                      1239

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  *Haulotte Group SA............................................................           1,014   $         9,270
   Havas SA.....................................................................          26,436           122,489
   Ingenico SA..................................................................           2,567           107,766
  *Ipsen SA.....................................................................             366            10,755
   Ipsos SA.....................................................................           1,795            57,367
   Laurent-Perrier SA...........................................................             195            19,533
   Lisi SA......................................................................             500            38,607
   M6 Metropole Television SA...................................................           2,898            48,558
 #*Manitou BF...................................................................           1,600            33,146
   Manutan International SA.....................................................             508            25,064
 #*Maurel & Prom Nigeria........................................................           6,624            15,596
   Mersen SA....................................................................           1,018            34,472
  #Neopost SA...................................................................           2,384           168,552
   Nexans SA....................................................................           2,122           132,069
   Nexity SA....................................................................             825            23,879
   Norbert Dentressangle SA.....................................................             170            13,361
  *NRJ Group SA.................................................................           2,200            18,281
  #Orpea SA.....................................................................           1,668            53,167
  #PagesJaunes Groupe SA........................................................             475             2,204
   Pierre & Vacances SA.........................................................             387            14,051
   Plastic Omnium SA............................................................           1,116            29,362
   Rallye SA....................................................................           1,066            34,568
  *Recylex SA...................................................................           1,500             7,578
   Remy Cointreau SA............................................................           1,595           140,696
   Rubis SA.....................................................................           2,171           117,206
  *Sa des Ciments Vicat SA......................................................             256            15,500
   Saft Groupe SA...............................................................             823            24,934
   Samse SA.....................................................................             132            10,625
   Sechilienne SA...............................................................           1,311            20,788
   Societe BIC SA...............................................................           1,629           145,217
   Societe d'Edition de Canal Plus SA...........................................           2,031            11,451
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..............             210            10,698
  *Societe Television Francaise 1 SA............................................           5,271            58,168
 #*Soitec SA....................................................................           6,107            37,299
  #Somfy SA.....................................................................             212            46,793
   Sopra Group SA...............................................................             500            28,770
  *Ste Industrielle d'Aviation Latecoere SA.....................................             468             6,797
   Stef SA......................................................................             287            13,140
   Sucriere de Pithiviers Le Vieil SA...........................................              23            50,724
 #*Technicolor SA...............................................................           3,005             9,000
   Teleperformance SA...........................................................           2,889            72,327
 #*Theolia SA...................................................................           3,351             4,517
   Toupargel Groupe SA..........................................................             390             5,300
   Trigano SA...................................................................           1,363            23,562
  *UbiSoft Entertainment SA.....................................................           1,884            14,785
   Valeo SA.....................................................................           1,459            68,723
   Viel et Compagnie SA.........................................................           4,111            14,352
  #Vilmorin & Cie SA............................................................             344            34,485
   Virbac SA....................................................................             328            45,925
   VM Materiaux SA..............................................................             186             5,964
   Zodiac Aerospace SA..........................................................           2,571           229,600
                                                                                                   ---------------
TOTAL FRANCE....................................................................                         3,197,586
                                                                                                   ---------------
GERMANY -- (4.0%)
  *Aareal Bank AG...............................................................           1,820            41,617
  *ADVA AG Optical Networking...................................................           1,887            10,211
  *Agennix AG...................................................................             310             1,144
  #Aixtron SE...................................................................           7,788           105,447
   AUGUSTA Technologie AG.......................................................             189             3,950
   Aurubis AG...................................................................           2,866           161,729
   Baader Bank AG...............................................................           2,200             5,995


                                      1240

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
 #*Balda AG.....................................................................             916   $         5,820
   Bauer AG.....................................................................             422            13,145
  *BayWa AG.....................................................................             789            29,940
   Bechtle AG...................................................................             929            33,113
   Bertrandt AG.................................................................             316            23,492
  *Bijou Brigitte AG............................................................              29             2,691
   Bilfinger Berger SE..........................................................           1,951           179,357
   Biotest AG...................................................................             393            21,127
   Carl Zeiss Meditec AG........................................................           1,674            35,390
   Centrotec Sustainable AG.....................................................           1,248            19,455
  #Centrotherm Photovoltaics AG.................................................             273             4,135
   Cewe Color Holding AG........................................................             476            20,263
   Comdirect Bank AG............................................................           2,500            27,021
 #*Conergy AG...................................................................           7,693             3,616
 #*Constantin Medien AG.........................................................           3,300             6,125
   CTS Eventim AG...............................................................           1,358            44,029
  *Curanum AG...................................................................           2,412             6,316
  *Delticom AG..................................................................              76             7,612
   Deutsche Wohnen AG...........................................................           3,051            40,583
  *Deutz AG.....................................................................           4,400            29,937
  *Dialog Semiconductor P.L.C...................................................           2,409            52,180
  #Douglas Holding AG...........................................................           1,917            81,184
   Drillisch AG.................................................................           1,695            16,566
   Duerr AG.....................................................................             500            25,566
   DVB Bank SE..................................................................           2,260            71,852
   ElreingKlinger AG............................................................           2,610            78,552
  *Evotec AG....................................................................           4,738            16,248
  #Fielmann AG..................................................................             827            85,883
  #Freenet AG...................................................................           4,311            58,001
   Fuchs Petrolub AG............................................................           1,203            50,275
  *GAGFAH SA....................................................................           2,491            12,556
   Gerresheimer AG..............................................................           1,899            90,199
   Gerry Weber International AG.................................................           1,926            65,447
   GFK SE.......................................................................           1,560            69,370
  *Gildemeister AG..............................................................           3,323            49,745
  *Grammer AG...................................................................             863            16,750
   Grenkeleasing AG.............................................................             327            16,516
 #*Heidelberger Druckmaschinen AG...............................................          12,528            27,942
   Indus Holding AG.............................................................           1,247            35,733
   Interseroh SE................................................................             220            15,192
  *IVG Immobilien AG............................................................          10,206            24,089
  *Jenoptik AG..................................................................           3,249            22,744
   Kloeckner & Co. SE...........................................................           3,493            48,650
   Koenig & Bauer AG............................................................           1,126            16,944
   Kontron AG...................................................................           2,224            17,481
  #Krones AG....................................................................             792            45,382
   KSB AG.......................................................................              31            17,667
 #*Kuka AG......................................................................           1,360            28,934
   KWS Saat AG..................................................................             150            31,062
  #Leoni AG.....................................................................           1,605            72,371
  #LPKF Laser & Electronics AG..................................................             984            12,891
 #*Manz AG......................................................................              20               550
   MLP AG.......................................................................           3,534            24,783
  *Morphosys AG.................................................................           1,083            27,924
   MTU Aero Engines Holding AG..................................................           1,946           136,078
   MVV Energie AG...............................................................             364            11,423
   Nemetschek AG................................................................             707            25,848
 #*Nordex SE....................................................................           1,260             7,627
  #Pfeiffer Vacuum Technology AG................................................             569            58,619
 #*Pfleiderer AG................................................................           3,100             1,529
   PNE Wind AG..................................................................           4,418            10,144


                                      1241

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  *QSC AG.......................................................................           2,060   $         5,896
  #Rational AG..................................................................             151            33,851
   Renk AG......................................................................             457            36,122
   Rheinmetall AG...............................................................           2,629           141,425
   Rhoen-Klinikum AG............................................................           7,370           153,068
  *SAF-Holland SA...............................................................             919             5,571
   Sartorius AG.................................................................             335            15,578
  *Sedo Holding AG..............................................................           1,033             3,919
  *Senator Entertainment AG.....................................................              70                89
 #*SGL Carbon SE................................................................           2,674           135,193
 #*Singulus Technologies AG.....................................................             831             2,915
   Sixt AG......................................................................           1,800            33,177
 #*Sky Deutschland AG...........................................................          22,676            53,510
  #Solarworld AG................................................................           3,956            19,864
  *Solon SE.....................................................................             507               187
   Stada Arzneimittel AG........................................................           4,339           128,964
   STINAG Stuttgart Invest AG...................................................           1,000            20,049
   Symrise AG...................................................................           6,477           184,707
  *TAG Immobilien AG............................................................           1,677            13,170
   Takkt AG.....................................................................           1,500            20,641
  *Technotrans AG...............................................................             637             3,909
 #*TUI AG.......................................................................           4,524            33,047
  #Vossloh AG...................................................................             727            74,376
   VTG AG.......................................................................             287             5,554
  *Wacker Neuson SE.............................................................              78             1,150
   Wincor Nixdorf AG............................................................           1,480            69,240
   Wirecard AG..................................................................           3,775            68,020
                                                                                                   ---------------
TOTAL GERMANY...................................................................                         3,724,949
                                                                                                   ---------------
GREECE -- (0.5%)
  *Agricultural Bank of Greece S.A..............................................           1,353               653
  *Alpha Bank A.E...............................................................           9,330            18,403
  *Anek Lines S.A...............................................................           5,508               814
  *Astir Palace Hotels S.A......................................................           2,100             6,322
  *Attica Bank S.A..............................................................           5,715             2,422
  *Bank of Cyprus Public Co., Ltd...............................................           8,689             8,761
   Bank of Greece S.A...........................................................           1,143            21,904
  *EFG Eurobank Ergasias S.A....................................................           6,049             7,271
   Ellaktor S.A.................................................................           9,312            16,672
   EYDAP Athens Water Supply & Sewage Co. S.A...................................           1,743             7,384
  *Folli Follie Group S.A.......................................................             754             6,511
  *Forthnet S.A.................................................................           5,680               999
  *Fourlis Holdings S.A.........................................................           2,390             4,749
   Frigoglass S.A...............................................................             937             4,753
   GEK Terna S.A................................................................           4,087             4,623
  *Geniki Bank S.A..............................................................           1,124               422
  *Halkor S.A...................................................................           2,770             1,802
   Hellenic Exchanges S.A.......................................................           1,918             8,267
   Hellenic Petroleum S.A.......................................................           4,433            33,444
  *Heracles General Cement Co. S.A..............................................           5,120            10,993
  *Iaso S.A.....................................................................           3,087             2,709
  *Intracom Holdings S.A........................................................           5,500             1,516
   Intralot S.A.-Integrated Lottery Systems & Services..........................           5,249             5,695
   J&P-Avax S.A.................................................................           3,100             2,978
   JUMBO S.A....................................................................           2,115            10,018
  *Lambrakis Press S.A..........................................................           6,399               952
  *Marfin Investment Group S.A..................................................          20,116            11,011
  *Marfin Popular Bank PCL......................................................          35,692            18,648
   Metka S.A....................................................................           1,850            16,889
  *Michaniki S.A................................................................           3,160               868
   Motor Oil (Hellas) Corinth Refineries S.A....................................           3,829            29,747


                                      1242

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
  *Mytilineos Holdings S.A......................................................           4,410   $        18,307
  *National Bank of Greece S.A..................................................           4,107            14,743
  *OPAP S.A.....................................................................              29               297
  *Piraeus Bank S.A.............................................................           8,207             7,296
   Public Power Corp. S.A.......................................................           4,930            25,602
   S&B Industrial Minerals S.A..................................................           1,686            10,272
  *Sidenor Steel Products Manufacturing Co. S.A.................................           2,262             3,475
  *Technical Olympic S.A........................................................           1,375             2,947
   Titan Cement Co. S.A.........................................................           3,511            58,576
  *TT Hellenic Postbank S.A.....................................................          10,394            10,633
  *Viohalco S.A.................................................................           9,200            38,297
                                                                                                   ---------------
TOTAL GREECE....................................................................                           458,645
                                                                                                   ---------------
HONG KONG -- (1.7%)
   Alco Holdings, Ltd...........................................................          68,000            21,294
   Allied Group, Ltd............................................................          17,600            42,885
   Allied Properties (H.K.), Ltd................................................         219,416            30,634
  *Apac Resources, Ltd..........................................................         320,000            14,017
  *Artel Solutions Group Holdings, Ltd..........................................         250,000             3,186
   Asia Financial Holdings, Ltd.................................................          54,874            18,605
   Asia Satellite Telecommunications Holdings, Ltd..............................          11,500            24,473
   Asia Standard International Group, Ltd.......................................          24,940             3,792
   Associated International Hotels, Ltd.........................................          28,000            54,320
   Bonjour Holdings, Ltd........................................................          56,000             9,445
   Cafe de Coral Holdings, Ltd..................................................          20,000            45,729
   Century City International Holdings, Ltd.....................................          43,340             3,127
   Champion Technology Holdings, Ltd............................................          87,828             1,108
   Chen Hsong Holdings, Ltd.....................................................          30,000             9,465
   Chevalier International Holdings, Ltd........................................           4,000             4,055
  *China Electronics Corp. Holdings Co., Ltd....................................          68,000             6,508
  *China Energy Development Holdings, Ltd.......................................         162,000             1,864
  *China Public Procurement, Ltd................................................          72,000                --
  *China Solar Energy Holdings, Ltd.............................................         330,000             1,956
  *China Strategic Holdings, Ltd................................................         245,000             4,922
  *China WindPower Group, Ltd...................................................         210,000             8,524
   China-Hongkong Photo Products Holdings, Ltd..................................          90,000             6,161
   Chong Hing Bank, Ltd.........................................................          11,000            19,872
   Citic Telecom International Holdings, Ltd....................................          55,000            11,536
   City Telecom, Ltd............................................................          32,239            18,327
   CK Life Sciences International Holdings, Inc.................................         152,000             8,525
  *Cosway Corp., Ltd............................................................         105,000            14,783
  *CP Lotus Corp., Ltd..........................................................         290,000            10,634
   Cross-Harbour Holdings, Ltd. (The)...........................................          30,658            24,726
   CSI Properties, Ltd..........................................................         190,000             5,836
  *CST Mining Group, Ltd........................................................       1,088,000            12,439
  *Culture Landmark Investment, Ltd.............................................         320,000             3,325
   Dah Sing Banking Group, Ltd..................................................          16,400            16,558
   Dah Sing Financial Holdings, Ltd.............................................           8,650            29,804
  *Dejin Resources Group Co., Ltd...............................................         160,000             1,297
   Dickson Concepts International, Ltd..........................................          14,500             8,069
   DVN Holdings, Ltd............................................................          68,000             2,324
   Dynamic Holdings, Ltd........................................................          20,000             2,938
  *EganaGoldpfeil Holdings, Ltd.................................................          85,130                --
   Emperor International Holdings, Ltd..........................................         100,333            16,005
  #Emperor Watch & Jewellery, Ltd...............................................         130,000            16,533
  *EPI Holdings, Ltd............................................................             713                14
   EVA Precision Industrial Holdings, Ltd.......................................          36,000             6,458
   Far East Consortium International, Ltd.......................................          48,560             7,615
   Fountain SET Holdings, Ltd...................................................          28,000             3,750
   Get Nice Holdings, Ltd.......................................................         150,000             5,987
   Giordano International, Ltd..................................................          66,000            52,721


                                      1243

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Glorious Sun Enterprises, Ltd................................................          48,000   $        15,130
  *Goldin Financial Holdings, Ltd...............................................          60,000             6,424
  *Goldin Properties Holdings, Ltd..............................................          42,000            12,482
  *Grande Holdings, Ltd.........................................................          28,000             1,480
  *G-Resources Group, Ltd.......................................................         801,000            49,494
   Haitong International Securities Group, Ltd..................................           8,077             2,874
   Hang Ten Group Holdings, Ltd.................................................              93                32
   Harbour Centre Development, Ltd..............................................          13,500            17,077
   HKR International, Ltd.......................................................          34,533            12,602
   Hong Kong Ferry Holdings, Ltd................................................          12,000             9,633
   Hongkong Chinese, Ltd........................................................          90,000            15,337
   Hung Hing Printing Group, Ltd................................................          29,815             5,961
   Hutchison Harbour Ring, Ltd..................................................         162,000            14,188
  *I-Cable Communications, Ltd..................................................          34,000             1,818
  *IT, Ltd......................................................................          54,000            30,788
 #*Jinchuan Group International Resources Co., Ltd..............................           8,000             2,086
   K Wah International Holdings, Ltd............................................          62,078            17,516
  *King Stone Energy Group, Ltd.................................................          59,000             5,381
   Kingston Financial Group, Ltd................................................         122,000            12,419
   Kowloon Development Co., Ltd.................................................          14,000            13,118
  *Lai Sun Development Co., Ltd.................................................         885,416            15,402
  #Lee & Man Chemical Co., Ltd..................................................          22,000            15,020
   Lee & Man Handbags, Ltd......................................................          22,000             1,868
   Lippo China Resources, Ltd...................................................         586,000            12,669
   Liu Chong Hing Investment, Ltd...............................................          18,000            17,877
   Lung Kee (Bermuda) Holdings, Ltd.............................................          26,000            13,004
   Magnificent Estates, Ltd.....................................................         336,000            11,665
  *Melco International Development, Ltd.........................................          62,000            52,399
  #Midland Holdings, Ltd........................................................          34,000            18,231
   Ming Fai International Holdings, Ltd.........................................          44,000             4,481
  *Ming Fung Jewellery Group, Ltd...............................................         100,000             6,238
   Miramar Hotel & Investment Co., Ltd..........................................          20,000            21,153
  *Nan Nan Resources Enterprise, Ltd............................................          32,000             2,992
   Neo-Neon Holdings, Ltd.......................................................          25,000             4,250
  *New Times Energy Corp., Ltd..................................................          23,200             1,914
   Neway Group Holdings, Ltd....................................................         230,000             1,423
   NewOcean Green Energy Holdings, Ltd..........................................          42,000             8,009
  *Next Media, Ltd..............................................................          38,000             3,472
  *Norstar Founders Group, Ltd..................................................          56,000                --
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd........................         115,000             4,374
   Pacific Andes International Holdings, Ltd....................................          56,000             5,339
   Pacific Basin Shipping, Ltd..................................................         117,000            55,474
  *Pacific Century Premium Developments, Ltd....................................          60,000            10,905
   Pacific Textile Holdings, Ltd................................................          29,000            17,896
   Paliburg Holdings, Ltd.......................................................          26,000             7,739
   Pearl Oriental Oil, Ltd......................................................          57,600             4,822
   Pico Far East Holdings, Ltd..................................................          96,000            19,910
   Polytec Asset Holdings, Ltd..................................................          30,000             3,324
   Public Financial Holdings, Ltd...............................................          24,000            10,379
   PYI Corp., Ltd...............................................................         169,839             4,617
   Regal Hotels International Holdings, Ltd.....................................          29,000             9,974
  *Rising Development Holdings, Ltd.............................................          30,000             3,719
   Samling Global, Ltd..........................................................         130,000            10,880
   SEA Holdings, Ltd............................................................          38,000            16,601
  #Shun Tak Holdings, Ltd.......................................................          48,000            20,305
   Sing Tao News Corp., Ltd.....................................................          14,000             1,982
   Singamas Container Holdings, Ltd.............................................          90,000            20,273
  *Sino-Tech International Holdings, Ltd........................................         100,000             1,003
   SOCAM Development, Ltd.......................................................          12,127            12,122
  *Solomon Systech International, Ltd...........................................          58,000             1,375
  *South China Land, Ltd........................................................         192,000             2,324


                                      1244

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Sun Hung Kai & Co., Ltd......................................................          29,464   $        15,499
   Tai Cheung Holdings, Ltd.....................................................          25,000            16,435
  *Theme International Holdings, Ltd............................................         100,000             3,095
 #*Titan Petrochemicals Group, Ltd..............................................         160,000             6,074
   Transport International Holdings, Ltd........................................          15,200            32,489
   United Laboratories International Holdings, Ltd. (The).......................          36,000            22,717
   Upbest Group, Ltd............................................................          74,000             7,731
  #Value Partners Group, Ltd....................................................          53,000            31,061
   Varitronix International, Ltd................................................          20,009             8,481
   Victory City International Holdings, Ltd.....................................          36,937             3,806
   Vitasoy International Holdings, Ltd..........................................          56,000            42,417
  *VST Holdings, Ltd............................................................          28,000             4,259
 #*Wah Nam International Holdings, Ltd..........................................         256,330            16,482
   Wai Kee Holdings, Ltd........................................................          52,000             8,973
   Wing On Co. International, Ltd...............................................          18,000            36,199
   Wing Tai Properties, Ltd.....................................................           6,000             1,972
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                         1,577,080
                                                                                                   ---------------
IRELAND -- (0.8%)
  *Aer Lingus Group P.L.C.......................................................          12,225            13,964
   C&C Group P.L.C..............................................................          18,373            75,612
   DCC P.L.C. (0242493).........................................................           3,673            88,698
   DCC P.L.C. (4189477).........................................................           3,176            76,726
   FBD Holdings P.L.C...........................................................           1,308            11,961
   Glanbia P.L.C................................................................          12,578            79,348
   Grafton Group P.L.C..........................................................           7,308            25,709
  *Greencore Group P.L.C........................................................          13,794            12,934
  *Independent News & Media P.L.C...............................................           4,506             1,297
   Irish Continental Group P.L.C................................................           1,460            28,151
  *Kenmare Resources P.L.C. (0487948)...........................................          50,648            38,854
  *Kenmare Resources P.L.C. (4490737)...........................................             360               276
   Kingspan Group P.L.C.........................................................           7,161            66,980
   Paddy Power P.L.C. (0258810).................................................           1,777            98,584
   Paddy Power P.L.C. (4828974).................................................           1,404            77,951
  *Smurfit Kappa Group P.L.C....................................................           5,186            43,510
   United Drug P.L.C............................................................          18,534            47,290
                                                                                                   ---------------
TOTAL IRELAND...................................................................                           787,845
                                                                                                   ---------------
ISRAEL -- (0.5%)
  *Africa Israel Investments, Ltd...............................................           1,516             5,306
  *AudioCodes, Ltd..............................................................           1,200             5,009
  *Clal Biotechnology Industries, Ltd...........................................           3,640            17,414
   Clal Industries & Investments, Ltd...........................................           3,834            18,623
   Clal Insurance Enterprises Holdings, Ltd.....................................           1,159            17,586
   Delek Automotive Systems, Ltd................................................             898             5,853
  *EZchip Semiconductor, Ltd....................................................             203             6,653
  *First International Bank of Israel, Ltd......................................             990             9,857
   Frutarom Industries, Ltd.....................................................           1,750            15,685
  *Given Imaging, Ltd...........................................................             364             6,705
  *Hadera Paper, Ltd............................................................             146             6,071
   Harel Insurance Investments & Finances, Ltd..................................             720            26,873
  *Hot Telecommunications Systems, Ltd..........................................           1,151            14,129
  *Israel Discount Bank, Ltd. Series A..........................................          21,880            31,385
   Ituran Location & Control, Ltd...............................................             828            10,856
  *Jerusalem Oil Exploration, Ltd...............................................             249             4,384
   Matrix IT, Ltd...............................................................           1,899             9,656
  *Mellanox Technologies, Ltd...................................................           1,057            38,277
  *Menorah Mivtachim Holdings, Ltd..............................................           1,117             8,541
   Migdal Insurance & Financial Holding, Ltd....................................          14,636            21,510
  *Oil Refineries, Ltd..........................................................          66,126            39,085
   Ormat Industries, Ltd........................................................           2,690            12,359


                                      1245

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Osem Investments, Ltd........................................................             651   $         9,883
   Paz Oil Co., Ltd.............................................................             186            24,800
   Phoenix Holdings, Ltd. (The).................................................           4,361            11,666
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..........................             415            15,093
  *Retalix, Ltd.................................................................             608            10,656
   Shikun & Binui, Ltd..........................................................          10,365            18,102
   Strauss Group, Ltd...........................................................           1,397            17,116
   Super-Sol, Ltd. Series B.....................................................           4,123            15,430
  *Tower Semiconductor, Ltd.....................................................           6,696             4,887
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           459,450
                                                                                                   ---------------
ITALY -- (2.4%)
   ACEA SpA.....................................................................           3,393            21,044
   Acegas-APS SpA...............................................................           1,710             8,067
  *Aedes SpA....................................................................           2,841               222
  #Amplifon SpA.................................................................           2,320            10,455
  #Ansaldo STS SpA..............................................................           3,930            38,175
   Arnoldo Mondadori Editore SpA................................................           7,418            13,492
   Astaldi SpA..................................................................           3,158            20,901
   Autogrill SpA................................................................           7,639            83,836
   Azimut Holding SpA...........................................................           8,914            75,920
   Banca Generali SpA...........................................................           2,496            28,088
   Banca Piccolo Credito Valtellinese Scarl.....................................           9,996            27,786
   Banca Popolare dell'Emilia Romagna Scarl.....................................          10,562            79,534
  *Banca Popolare dell'Etruria e del Lazio Scarl................................           2,881             4,795
  *Banca Popolare di Milano Scarl...............................................         118,271            61,968
   Banca Popolare di Sondrio Scarl..............................................          11,043            91,945
   Banca Profilo SpA............................................................          12,870             5,027
   Banco di Desio e della Brianza SpA...........................................           5,000            18,999
   Benetton Group SpA...........................................................           3,983            21,126
   Brembo SpA...................................................................           1,837            19,980
  *Buzzi Unicem SpA.............................................................           4,209            44,835
   C.I.R. SpA - Compagnie Industriali Riunite...................................          26,265            41,854
   Caltagirone Editore SpA......................................................           3,000             3,670
  *Carraro SpA..................................................................           1,070             2,510
   Cementir Holding SpA.........................................................           2,366             5,289
  *Class Editore SpA............................................................           3,300               987
   Credito Artigiano SpA........................................................           3,415             3,966
   Credito Bergamasco SpA.......................................................             555            14,077
   Credito Emiliano SpA.........................................................           5,091            21,060
   Danieli & Co. SpA............................................................           2,142            53,443
   Davide Campari - Milano SpA..................................................           8,496            56,654
   De Longhi SpA................................................................           4,801            47,384
  *Delclima SpA.................................................................           4,801             3,328
  #DiaSorin SpA.................................................................           1,751            53,146
   ERG SpA......................................................................           3,547            40,596
   Esprinet SpA.................................................................           1,098             5,312
   Falck Renewables SpA.........................................................           2,864             2,900
 #*Gemina SpA...................................................................          34,444            28,645
  #Geox SpA.....................................................................           3,764            12,515
   Gruppo Editoriale L'Espresso SpA.............................................           7,849            10,891
   Hera SpA.....................................................................          44,932            62,998
   Immsi SpA....................................................................           8,658             6,943
   Impregilo SpA................................................................          16,957            58,308
   Indesit Co. SpA..............................................................           2,500            14,434
   Industria Macchine Automatiche SpA...........................................           1,436            26,514
   Intek SpA....................................................................           6,063             3,019
   Interpump Group SpA..........................................................           2,893            21,513
   Iren SpA.....................................................................          16,820            15,646
  #Italcementi SpA..............................................................           4,664            34,974
   Italmobiliare SpA............................................................             273             6,688


                                      1246

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   KME Group SpA................................................................          17,854   $         7,208
  #Landi Renzo SpA..............................................................           1,740             3,331
 #*Lottomatica SpA..............................................................           2,762            46,327
  #Maire Tecnimont SpA..........................................................          16,000            15,997
 #*Mariella Burani SpA..........................................................             427                --
   MARR SpA.....................................................................           2,435            25,296
  #Mediolanum SpA...............................................................          10,473            45,033
 #*Milano Assicurazioni SpA.....................................................          20,783             6,410
   Piaggio & C. SpA.............................................................           8,902            23,666
  #Pirelli & Co. SpA............................................................          14,279           132,338
  *Prelios SpA..................................................................          34,449             4,028
  *Premafin Finanziaria SpA.....................................................          21,959             6,924
   Prysmian SpA.................................................................           8,904           134,027
   Recordati SpA................................................................           9,617            76,273
   Sabaf SpA....................................................................             217             3,676
   SAES Getters SpA.............................................................             616             5,725
  *Safilo Group SpA.............................................................             587             4,199
  *Saras SpA....................................................................           8,610            11,783
   Societa Cattolica di Assicurazioni Scrl......................................           3,201            62,004
   Societa Iniziative Autostradali e Servizi SpA................................           5,499            39,398
   Sogefi SpA...................................................................           3,015             8,462
   Sol SpA......................................................................           2,651            14,109
  *Sorin SpA....................................................................          28,294            51,409
 #*Telecom Italia Media SpA.....................................................           3,441               723
 #*Tiscali SpA..................................................................         110,959             5,167
  #Tod's SpA....................................................................           1,030            92,646
   Trevi Finanziaria SpA........................................................             999             7,660
 #*Unipol Gruppo Finanziario SpA................................................           6,754             1,688
   Vianini Lavori SpA...........................................................           3,006            13,113
   Vittoria Assicurazioni SpA...................................................           2,848            13,433
  *Yoox SpA.....................................................................           2,065            23,429
   Zignago Vetro SpA............................................................           1,724            10,587
                                                                                                   ---------------
TOTAL ITALY.....................................................................                         2,231,528
                                                                                                   ---------------
JAPAN -- (21.2%)
  #Accordia Golf Co., Ltd.......................................................              70            54,202
   Achilles Corp................................................................           6,000             8,830
   Adeka Corp...................................................................           5,200            51,808
  *Aderans Co., Ltd.............................................................           2,400            28,964
   Advan Co., Ltd...............................................................           2,000            19,575
   Aeon Delight Co., Ltd........................................................             600            12,338
   Aeon Fantasy Co., Ltd........................................................           1,152            20,095
   Ahresty Corp.................................................................             700             3,611
   Ai Holdings Corp.............................................................           3,200            13,839
   Aica Kogyo Co., Ltd..........................................................           3,000            42,043
   Aichi Bank, Ltd. (The).......................................................             600            36,436
   Aichi Machine Industry Co., Ltd..............................................           5,000            18,879
   Aichi Steel Corp.............................................................           7,000            38,353
  #Aichi Tokei Denki Co., Ltd...................................................           3,000            11,109
   Aida Engineering, Ltd........................................................           4,000            19,792
   Aiphone Co., Ltd.............................................................           1,100            22,110
  #Akebono Brake Industry Co., Ltd..............................................           4,000            20,256
   Akita Bank, Ltd. (The).......................................................          15,000            45,415
  *Alpen Co., Ltd...............................................................             800            15,485
   Alpine Electronics, Inc......................................................           2,900            36,628
   Alps Electric Co., Ltd.......................................................           6,200            48,168
   Alps Logistics Co., Ltd......................................................           1,000             9,523
   Amano Corp...................................................................           3,000            27,013
   Ando Corp....................................................................           7,000            11,128
  #Anritsu Corp.................................................................           5,000            59,733
   AOC Holdings, Inc............................................................           1,800            12,398


                                      1247

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #AOI Electronic Co., Ltd......................................................             900   $        12,279
   AOKI Holdings, Inc...........................................................           1,600            25,840
   Aomori Bank, Ltd. (The)......................................................          13,000            40,895
   Aoyama Trading Co., Ltd......................................................           3,200            57,460
   Arakawa Chemical Industries, Ltd.............................................           1,800            16,452
   Arcs Co., Ltd................................................................           1,200            23,450
   Ariake Japan Co., Ltd........................................................             900            17,560
  #Arisawa Manufacturing Co., Ltd...............................................           1,000             3,770
   Arnest One Corp..............................................................           1,200            13,220
   As One Corp..................................................................             990            21,211
   Asahi Diamond Industrial Co., Ltd............................................           5,000            64,351
   Asahi Holdings, Inc..........................................................           1,100            23,234
   Asahi Kogyosha Co., Ltd......................................................           3,000            13,106
   Asahi Organic Chemicals Industry Co., Ltd....................................           3,000             8,599
  *ASAHI TEC Corp...............................................................          80,000            33,642
  #Asatsu-DK, Inc...............................................................           1,200            33,493
  *Ashimori Industry Co., Ltd...................................................           3,000             4,488
   ASKA Pharmaceutical Co., Ltd.................................................           2,000            12,888
   ASKUL Corp...................................................................           1,100            17,453
   Asunaro Aoki Construction Co., Ltd...........................................           4,000            22,758
   Atsugi Co., Ltd..............................................................          15,000            19,333
   Autobacs Seven Co., Ltd......................................................             700            32,401
   Avex Group Holdings, Inc.....................................................           1,300            16,020
   Awa Bank, Ltd. (The).........................................................           5,000            33,947
   Bando Chemical Industries, Ltd...............................................           5,000            19,014
   Bank of Iwate, Ltd. (The)....................................................             700            32,039
   Bank of Nagoya, Ltd. (The)...................................................           8,000            28,130
   Bank of Okinawa, Ltd. (The)..................................................           1,100            47,700
   Bank of Saga, Ltd. (The).....................................................           6,000            15,322
   Bank of the Ryukyus, Ltd.....................................................           4,000            51,744
   Belluna Co., Ltd.............................................................           1,400            11,214
  *Best Denki Co., Ltd..........................................................           2,500             6,378
   BML, Inc.....................................................................             500            11,860
   Bookoff Corp.................................................................           1,000             9,129
   CAC Corp.....................................................................           1,700            14,091
   Calsonic Kansei Corp.........................................................           6,000            37,676
   Canon Electronics, Inc.......................................................           1,500            38,273
   Capcom Co., Ltd..............................................................           2,300            51,112
   Cawachi, Ltd.................................................................             800            17,037
   Central Glass Co., Ltd.......................................................          11,000            53,430
  *Chiba Kogyo Bank, Ltd. (The).................................................           3,200            17,120
   Chiyoda Co., Ltd.............................................................           1,700            32,011
   Chofu Seisakusho Co., Ltd....................................................           1,800            45,986
   Chori Co., Ltd...............................................................           5,000             6,318
   Chuetsu Pulp & Paper Co., Ltd................................................           8,000            15,549
  *Chugai Mining Co., Ltd.......................................................           5,000             1,185
   Chugai Ro Co., Ltd...........................................................           7,000            25,530
   Chugoku Marine Paints, Ltd...................................................           4,000            25,472
   Chukyo Bank, Ltd. (The)......................................................           7,000            19,512
   Chuo Spring Co., Ltd.........................................................           5,000            18,516
   Circle K Sunkus Co., Ltd.....................................................           1,800            31,117
   CKD Corp.....................................................................           2,000            15,491
 #*Clarion Co., Ltd.............................................................          13,000            25,018
   Cleanup Corp.................................................................           2,000            12,887
 #*CMK Corp.....................................................................           2,000             7,229
   Coca-Cola Central Japan Co., Ltd.............................................           1,500            20,049
   Cocokara fine, Inc...........................................................             879            23,114
  #Colowide Co., Ltd............................................................           4,200            32,771
   Computer Engineering & Consulting, Ltd.......................................           1,500             7,190
   COMSYS Holdings Corp.........................................................           5,200            58,242
   Corona Corp..................................................................           1,300            21,699


                                      1248

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Cosel Co., Ltd...............................................................           1,600   $        23,793
   Cosmos Pharmaceutical Corp...................................................             500            23,548
  #Cybozu, Inc..................................................................              41            12,131
   Dai Nippon Toryo, Ltd........................................................          11,000            14,757
   Daibiru Corp.................................................................           2,500            16,770
   Dai-Dan Co., Ltd.............................................................           3,000            21,773
  #Daido Metal Co., Ltd.........................................................           3,000            34,672
 #*Daiei, Inc. (The)............................................................           3,400            12,209
   Daifuku Co., Ltd.............................................................           5,000            28,273
   Daihen Corp..................................................................          11,000            43,790
 #*Daiichi Chuo K.K.............................................................           4,000             6,486
   Daiichi Jitsugyo Co., Ltd....................................................           4,000            19,349
   Daiken Corp..................................................................           9,000            28,495
  #Daiki Aluminium Industry Co., Ltd............................................           3,000            12,162
   Daiko Clearing Services Corp.................................................           1,000             3,582
   Daikoku Denki Co., Ltd.......................................................             900             9,290
  *Daikyo, Inc..................................................................          12,000            26,854
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd......................           4,000            18,262
  #Daio Paper Corp..............................................................           6,000            40,103
   Daisan Bank, Ltd. (The)......................................................           8,000            18,593
  #Daiseki Co., Ltd.............................................................           1,430            25,958
   Daishi Bank, Ltd. (The)......................................................          11,000            36,967
   Daisyo Corp..................................................................           1,600            21,648
   Daito Bank, Ltd. (The).......................................................          10,000             8,922
   Daiwa Industries, Ltd........................................................           3,000            16,541
   Daiwabo Holdings Co., Ltd....................................................          22,000            55,102
  #DCM Holdings Co., Ltd........................................................           5,100            40,183
  #Denki Kogyo Co., Ltd.........................................................           3,000            14,417
   Denyo Co., Ltd...............................................................           2,000            27,091
   Descente, Ltd................................................................           5,000            25,538
   Doutor Nichires Holdings Co., Ltd............................................           2,212            31,064
  #Dr. Ci:Labo Co., Ltd.........................................................               7            34,111
   DTS Corp.....................................................................           1,200            15,689
   Duskin Co., Ltd..............................................................           2,300            45,528
  #Dwango Co., Ltd..............................................................              10            18,290
   Dydo Drinco, Inc.............................................................             500            20,436
   eAccess, Ltd.................................................................             126            28,728
   Eagle Industry Co., Ltd......................................................           2,000            17,493
   Earth Chemical Co., Ltd......................................................             700            26,345
  #Edion Corp...................................................................           5,000            39,283
   Ehime Bank, Ltd. (The).......................................................           6,000            17,704
   Eighteenth Bank, Ltd. (The)..................................................           6,000            17,663
   Eiken Chemical Co., Ltd......................................................           2,000            27,617
   Eizo Nanao Corp..............................................................             600            12,872
 #*Elpida Memory, Inc...........................................................          11,100            47,157
  #Enplas Corp..................................................................             700            15,908
   ESPEC Corp...................................................................           2,000            13,793
   Exedy Corp...................................................................           1,400            42,843
   Fancl Corp...................................................................           2,700            36,781
   FCC Co., Ltd.................................................................           1,200            25,489
  *FDK Corp.....................................................................           7,000             7,549
  *FIDEA Holdings Co., Ltd......................................................           5,000            13,828
   Foster Electric Co., Ltd.....................................................           2,000            26,504
   FP Corp......................................................................             400            26,730
   France Bed Holdings Co., Ltd.................................................          13,000            26,487
  *Fudo Tetra Corp..............................................................          10,300            22,164
   Fuji Co., Ltd................................................................           1,500            36,138
   Fuji Corp, Ltd...............................................................           3,000            15,836
  *Fuji Kosan Co., Ltd..........................................................           6,000             6,069
  #Fuji Kyuko Co., Ltd..........................................................           5,000            30,524
   Fuji Oil Co., Ltd............................................................           2,700            37,922


                                      1249

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Fuji Seal International, Inc.................................................           1,200   $        21,970
  #Fuji Soft, Inc...............................................................           2,700            52,528
   Fujibo Holdings, Inc.........................................................           4,000             8,530
   Fujicco Co., Ltd.............................................................           1,400            18,280
   Fujikura Kasei Co., Ltd......................................................           2,000            10,184
  *Fujikura, Ltd................................................................           6,000            18,634
  *Fujita Kanko, Inc............................................................           5,000            16,955
   Fujitec Co., Ltd.............................................................           4,000            26,875
   Fujitsu Frontech, Ltd........................................................           2,000            13,139
   Fujitsu General, Ltd.........................................................           6,000            33,888
  *Fujiya Co., Ltd..............................................................          10,000            20,875
   Fukuda Corp..................................................................           3,000            11,115
   Fukui Bank, Ltd. (The).......................................................          12,000            38,325
   Fukushima Bank, Ltd..........................................................          14,000             9,423
   Fukuyama Transporting Co., Ltd...............................................           7,000            41,234
   Funai Electric Co., Ltd......................................................             600            14,254
  *Furukawa Co., Ltd............................................................          18,000            17,060
  #Furukawa-Sky Aluminum Corp...................................................           6,000            16,187
   Furusato Industries, Ltd.....................................................           1,000             9,384
   Fuso Pharmaceutical Industries, Ltd..........................................           5,000            13,219
   Futaba Corp..................................................................           1,500            24,817
   Futaba Industrial Co., Ltd...................................................           1,800            10,848
   Future Architect, Inc........................................................              26            10,446
   Fuyo General Lease Co., Ltd..................................................           1,000            36,786
   Gakken Holdings Co., Ltd.....................................................           3,000             6,505
   Gecoss Corp..................................................................           3,500            16,270
   Geo Holdings Corp............................................................              18            19,597
   GLOBERIDE, Inc...............................................................          10,000            12,340
   Glory, Ltd...................................................................             200             4,354
  #GMO Internet, Inc............................................................           1,500             6,024
   Godo Steel, Ltd..............................................................           6,000            15,968
   Goldcrest Co., Ltd...........................................................             790            13,694
  #Gulliver International Co., Ltd..............................................             220             8,607
   Gun Ei Chemical Industry Co., Ltd............................................           7,000            18,383
   Gunze, Ltd...................................................................           9,000            27,712
   H.I.S. Co., Ltd..............................................................             700            20,270
   H2O Retailing Corp...........................................................           6,000            47,096
   Hakuto Co., Ltd..............................................................           1,400            14,243
   Hanwa Co., Ltd...............................................................          10,000            47,873
  #Happinet Corp................................................................           1,800            16,601
   Harashin Narus Holdings Co., Ltd.............................................           1,200            20,905
   Haruyama Trading Co., Ltd....................................................           1,400             7,106
  *Haseko Corp..................................................................          52,000            37,552
   Heiwa Corp...................................................................           2,700            48,613
   Heiwa Real Estate Co., Ltd...................................................           8,500            19,768
   Heiwado Co., Ltd.............................................................           2,500            32,970
   Hibiya Engineering, Ltd......................................................           3,000            33,157
   Higashi-Nippon Bank, Ltd.....................................................           4,000             8,849
   Higo Bank, Ltd. (The)........................................................           7,000            40,848
   Hikari Tsushin, Inc..........................................................           1,400            36,374
   Hioki EE Corp................................................................             300             5,076
   Hisaka Works, Ltd............................................................           2,000            22,234
  *Hitachi Cable, Ltd...........................................................          10,000            22,902
   Hitachi Capital Corp.........................................................           2,800            42,265
   Hitachi Koki Co., Ltd........................................................           2,900            23,336
   Hitachi Kokusai Electric, Inc................................................           4,320            37,729
   Hitachi Medical Corp.........................................................           2,000            22,907
   Hitachi Zosen Corp...........................................................          34,500            50,375
  #Hodogaya Chemical Co., Ltd...................................................           4,000            12,298
   Hogy Medical Co., Ltd........................................................           1,100            46,996
   Hokkaido Coca-Cola Bottling Co., Ltd.........................................           3,000            15,171


                                      1250

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Hokkaido Gas Co., Ltd........................................................           4,000   $        14,860
   Hokkan Holdings, Ltd.........................................................           6,000            18,611
   Hokkoku Bank, Ltd. (The).....................................................           8,000            31,902
   Hokuetsu Bank, Ltd. (The)....................................................           7,000            14,738
   Hokuetsu Kishu Paper Co., Ltd................................................           7,000            48,169
   Hokuriku Electric Industry Co., Ltd..........................................           4,000             6,315
   Hokuto Corp..................................................................           1,000            22,096
   Horiba, Ltd..................................................................           2,000            63,975
   Hoshizaki Electric Co., Ltd..................................................           1,200            27,703
   Hosiden Corp.................................................................           3,100            22,750
  *Howa Machinery, Ltd..........................................................           5,000             4,676
   Hyakugo Bank, Ltd. (The).....................................................          10,000            42,410
   Hyakujishi Bank, Ltd. (The)..................................................          15,000            71,372
   IBJ Leasing Co., Ltd.........................................................             900            22,611
   Ichikoh Industries, Ltd......................................................           4,000             7,201
   Ichiyoshi Securities Co., Ltd................................................           2,000            10,087
   Icom, Inc....................................................................             700            18,390
  *Idec Corp....................................................................             400             4,301
   Iino Kaiun Kaisha, Ltd.......................................................           7,300            35,161
   Imperial Hotel, Ltd..........................................................             550            13,543
  *Impress Holdings, Inc........................................................           3,100             4,319
   Inaba Denki Sangyo Co., Ltd..................................................           1,000            29,543
   Inaba Seisakusho Co., Ltd....................................................           1,200            14,614
   Inabata & Co., Ltd...........................................................           4,000            25,404
   Inageya Co., Ltd.............................................................           2,000            24,237
   Ines Corp....................................................................           3,600            26,451
   Internet Initiative Japan, Inc...............................................               5            17,192
  #Inui Steamship Co., Ltd......................................................           1,500             6,419
 #*Iseki & Co., Ltd.............................................................          14,000            32,025
  *Ishihara Sangyo Kaisha, Ltd..................................................          24,000            29,076
   IT Holdings Corp.............................................................           4,800            59,189
   ITC Networks Corp............................................................           1,300             8,631
   Itochu Enex Co., Ltd.........................................................           4,000            23,675
   Itochu-Shokuhin Co., Ltd.....................................................             600            21,834
   Itoham Foods, Inc............................................................           5,000            19,984
   Itoki Corp...................................................................           3,000             7,344
 #*Iwasaki Electric Co., Ltd....................................................           4,000             8,950
   Iwatani International Corp...................................................          11,000            38,122
   Iwatsu Electric Co., Ltd.....................................................           3,000             3,044
   Izumi Co., Ltd...............................................................           1,100            19,483
   Izumiya Co., Ltd.............................................................           7,000            35,394
  *Jamco Corp...................................................................           2,000            10,740
  *Janome Sewing Machine Co., Ltd...............................................          14,000            10,886
   Japan Airport Terminal Co., Ltd..............................................             800            11,102
   Japan Aviation Electronics Industry, Ltd.....................................           2,000            15,895
  #Japan Cash Machine Co., Ltd..................................................           1,700            13,105
   Japan Digital Laboratory Co., Ltd............................................           2,300            25,415
   Japan Medical Dynamic Marketing, Inc.........................................             770             2,521
   Japan Pulp & Paper Co., Ltd..................................................           5,000            18,877
   Japan Transcity Corp.........................................................           3,000            10,773
   Japan Vilene Co., Ltd........................................................           3,000            13,449
   Japan Wool Textile Co., Ltd. (The)...........................................           6,000            45,110
   JBCC Holdings, Inc...........................................................           2,000            13,878
   Jeol, Ltd....................................................................           5,000            14,006
   JFE Shoji Holdings, Inc......................................................           5,000            22,633
   J-Oil Mills, Inc.............................................................           6,000            17,595
   Joshin Denki Co., Ltd........................................................           2,000            22,458
   JSP Corp.....................................................................           1,900            30,748
  #Juki Corp....................................................................           7,000            16,611
   Juroku Bank, Ltd.............................................................          10,000            33,642
 #*JVC Kenwood Holdings, Inc....................................................           6,970            28,776


                                      1251

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   kabu.com Securities Co., Ltd.................................................           3,500   $        11,344
  #Kadokawa Holdings, Inc.......................................................             700            22,520
   Kaga Electronics Co., Ltd....................................................             900            10,070
   Kagoshima Bank, Ltd. (The)...................................................           6,000            41,536
   Kaken Pharmaceutical Co., Ltd................................................           7,000            92,368
   Kameda Seika Co., Ltd........................................................           1,200            24,359
   Kamei Corp...................................................................           2,000            22,815
   Kanaden Corp.................................................................           3,000            19,099
   Kanagawa Chuo Kotsu Co., Ltd.................................................           4,000            22,001
   Kanamoto Co., Ltd............................................................           2,000            18,782
   Kandenko Co., Ltd............................................................           6,000            31,420
  *Kanematsu Corp...............................................................          20,025            21,607
   Kanematsu Electronics, Ltd...................................................             500             5,328
   Kanto Denka Kogyo Co., Ltd...................................................           4,000            15,453
   Kanto Natural Gas Development Co., Ltd.......................................           2,000            10,952
  #Kappa Create Co., Ltd........................................................             200             4,850
   Kato Sangyo Co., Ltd.........................................................           2,000            40,447
   Kato Works Co., Ltd..........................................................           4,000            14,452
   KAWADA TECHNOLOGIES, Inc.....................................................             200             3,306
   Kawai Musical Instruments Manufacturing Co., Ltd.............................           5,000             9,931
  #Kawasaki Kisen Kaisha, Ltd...................................................          31,000            58,813
   Keihin Corp..................................................................           1,700            31,390
   Keiyo Bank, Ltd. (The).......................................................           2,000             9,872
  #Keiyo Co., Ltd...............................................................           2,000            13,809
  *Kenedix, Inc.................................................................              80            10,588
   Kentucky Fried Chicken Japan, Ltd............................................           1,000            26,771
   Key Coffee, Inc..............................................................           1,400            26,633
 #*Kinki Nippon Tourist Co., Ltd................................................           6,000             7,653
   Kintetsu World Express, Inc..................................................           1,200            36,072
 #*Kinugawa Rubber Industrial Co., Ltd..........................................           1,000             8,415
   Kirayaka Bank, Ltd...........................................................          10,000            10,115
  #Kisoji Co., Ltd..............................................................           1,200            23,376
   Kissei Pharmaceutical Co., Ltd...............................................           1,100            22,775
   Kitagawa Iron Works Co., Ltd.................................................           7,000            13,625
   Kita-Nippon Bank, Ltd. (The).................................................             400            10,673
   Kitz Corp....................................................................           4,000            18,423
   Kiyo Holdings, Inc...........................................................          48,000            75,229
   Koa Corp.....................................................................           1,500            15,081
   Koatsu Gas Kogyo Co., Ltd....................................................           4,000            24,709
  #Kohnan Shoji Co., Ltd........................................................           2,000            31,139
   Koike Sanso Kogyo Co., Ltd...................................................           4,000            10,948
  #Kojima Co., Ltd..............................................................           2,300            15,534
   Kokuyo Co., Ltd..............................................................           5,900            42,338
   Komatsu Seiren Co., Ltd......................................................           4,000            18,779
   Komeri Co., Ltd..............................................................           1,000            30,775
   Komori Corp..................................................................           3,200            20,876
  #Konaka Co., Ltd..............................................................           1,760            16,676
   Konishi Co., Ltd.............................................................           2,000            29,434
   Kose Corp....................................................................             500            12,355
  *Kosei Securities Co., Ltd....................................................           4,000             3,256
  *Kumagai Gumi Co., Ltd........................................................           8,000             9,029
   Kurabo Industries, Ltd.......................................................          13,000            26,313
   Kureha Corp..................................................................          12,000            57,994
   Kurimoto, Ltd................................................................          11,000            27,032
   Kuroda Electric Co., Ltd.....................................................           1,200            12,848
  #KYB Co., Ltd.................................................................           5,000            26,697
   Kyoden Co., Ltd..............................................................           3,000             5,323
   Kyodo Printing Co., Ltd......................................................           9,000            25,196
   Kyodo Shiryo Co., Ltd........................................................           5,000             6,375
   Kyoei Steel, Ltd.............................................................             600            10,845
   Kyokuto Kaihatsu Kogyo Co., Ltd..............................................           2,300            19,027


                                      1252

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
  #Kyokuyo Co., Ltd.............................................................           9,000   $        21,883
   KYORIN Holdings, Inc.........................................................           3,000            52,232
   Kyosan Electric Manufacturing Co., Ltd.......................................           5,000            23,092
   Kyowa Exeo Corp..............................................................           4,000            40,117
   Kyudenko Corp................................................................           3,000            18,925
 #*Leopalace21 Corp.............................................................           6,200            13,697
   Life Corp....................................................................           2,000            36,752
   Lintec Corp..................................................................           1,700            32,479
   Lion Corp....................................................................           7,000            42,172
   Macnica, Inc.................................................................             800            18,947
  #Macromill, Inc...............................................................           2,200            21,490
   Maeda Corp...................................................................           6,000            24,870
   Maeda Road Construction Co., Ltd.............................................           6,000            72,702
   Maezawa Kasei Industries Co., Ltd............................................           1,200            12,608
   Maezawa Kyuso Industries Co., Ltd............................................           1,200            16,795
   Makino Milling Machine Co., Ltd..............................................           4,000            27,898
   Mandom Corp..................................................................             800            20,900
   Mars Engineering Corp........................................................             700            12,947
   Marubun Corp.................................................................           1,900             9,361
   Marudai Food Co., Ltd........................................................           5,000            18,202
   Maruetsu, Inc. (The).........................................................           5,000            19,350
   Maruha Nichiro Holdings, Inc.................................................          22,525            43,293
   Marukyu Co., Ltd.............................................................           2,000            21,520
   Marusan Securities Co., Ltd..................................................           6,000            21,046
  #Maruwa Co., Ltd..............................................................             700            30,367
   Maruyama Manufacturing Co., Inc..............................................           3,000             7,248
 #*Maruzen CHI Holdings Co., Ltd................................................             400             1,055
   Maruzen Showa Unyu Co., Ltd..................................................           6,000            20,512
   Matsuda Sangyo Co., Ltd......................................................           1,225            19,727
  *Matsui Securities Co., Ltd...................................................           5,500            29,888
  #Matsumotokiyoshi Holdings Co., Ltd...........................................             200             4,106
 #*Matsuya Co., Ltd.............................................................           2,000            12,059
   Matsuya Foods Co., Ltd.......................................................           1,000            21,229
   Max Co., Ltd.................................................................           2,000            25,124
   Maxvalu Tokai Co., Ltd.......................................................           1,000            15,012
   Megachips Corp...............................................................           1,900            29,114
   Megane TOP Co., Ltd..........................................................           2,250            26,008
   Megmilk Snow Brand Co., Ltd..................................................           1,300            25,692
   Meidensha Corp...............................................................          12,000            42,626
   Meitec Corp..................................................................           1,000            20,058
   Meito Sangyo Co., Ltd........................................................           1,200            15,764
  #Meiwa Estate Co., Ltd........................................................           1,700             8,187
   Meiwa Trading Co., Ltd.......................................................           3,000            11,556
   Melco Holdings, Inc..........................................................           1,400            35,521
   Michinoku Bank, Ltd. (The)...................................................           5,000            10,051
   Mie Bank, Ltd. (The).........................................................           2,000             4,740
   Mikuni Coca-Cola Bottling Co., Ltd...........................................           3,000            26,799
  *Milbon Co., Ltd..............................................................             500            15,310
   Mimasu Semiconductor Industry Co., Ltd.......................................           1,219            11,163
   Minato Bank, Ltd. (The)......................................................          21,000            41,074
  *Minebea Co., Ltd.............................................................           7,000            31,252
   Ministop Co., Ltd............................................................           1,500            27,913
  *Misawa Homes Co., Ltd........................................................           2,000            17,510
   Mitani Corp..................................................................           1,200            15,983
  *Mitsuba Corp.................................................................           1,000             8,655
  *Mitsubishi Paper Mills, Ltd..................................................          13,000            13,172
   Mitsubishi Shokuhin Co., Ltd.................................................           1,100            31,243
   Mitsubishi Steel Manufacturing Co., Ltd......................................           5,000            15,521
   Mitsuboshi Belting Co., Ltd..................................................           5,000            26,745
   Mitsui Engineering & Shipbuilding Co., Ltd...................................          19,000            33,515
   Mitsui High-Tec, Inc.........................................................           3,300            13,917


                                      1253

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Mitsui Sugar Co., Ltd........................................................           6,000   $        20,622
   Mitsui-Soko Co., Ltd.........................................................          10,000            39,630
   Mitsumi Electric Co., Ltd....................................................           4,800            39,320
   Mitsuuroko Holdings Co., Ltd.................................................           3,000            19,497
  #Miura Co., Ltd...............................................................           2,000            56,968
   Miyazaki Bank, Ltd. (The)....................................................           6,000            15,788
   Mizuno Corp..................................................................           9,000            48,725
   Mochida Pharmaceutical Co., Ltd..............................................           3,000            34,047
   Modec, Inc...................................................................             800            14,323
   Monex Group, Inc.............................................................              49             7,857
  #Mori Seiki Co., Ltd..........................................................           2,800            27,259
   Morinaga & Co., Ltd..........................................................          16,000            38,463
   Morinaga Milk Industry Co., Ltd..............................................          14,000            55,830
   Morita Holdings Corp.........................................................           4,000            24,511
   MOS Food Services, Inc.......................................................           2,000            40,611
   Moshi Moshi Hotline, Inc.....................................................           2,000            18,411
   Musashi Seimitsu Industry Co., Ltd...........................................           1,200            27,720
   Musashino Bank, Ltd..........................................................           2,400            80,950
   Nachi-Fujikoshi Corp.........................................................          13,000            64,778
   Nagano Bank, Ltd. (The)......................................................           6,000            13,041
   Nagatanien Co., Ltd..........................................................           2,000            23,009
   Nakamuraya Co., Ltd..........................................................           3,000            15,599
  *Nakayama Steel Works, Ltd....................................................           5,000             5,981
   Nanto Bank, Ltd. (The).......................................................           3,000            16,373
   NEC Fielding, Ltd............................................................           1,200            15,314
   NEC Mobiling, Ltd............................................................           1,100            38,472
   NEC Networks & System Integration Corp.......................................           1,700            24,845
   Net One Systems Co., Ltd.....................................................              31            79,049
   Neturen Co., Ltd.............................................................           2,600            22,104
 #*New Japan Radio Co., Ltd.....................................................           3,000             8,931
   Nichia Steel Works, Ltd......................................................           4,000            10,847
   Nichias Corp.................................................................           4,000            22,835
   Nichicon Corp................................................................           2,700            26,871
   Nichii Gakkan Co.............................................................           1,600            19,354
   Nichirei Corp................................................................           6,000            29,509
   Nichireki Co., Ltd...........................................................           2,000            11,092
   Nidec Copal Corp.............................................................           1,800            19,637
   Nidec Sankyo Corp............................................................           1,000             6,773
  #Nidec Tosok Corp.............................................................           3,200            38,425
   Nifco, Inc...................................................................           2,000            53,551
   Nihon Dempa Kogyo Co., Ltd...................................................             600             7,280
   Nihon Eslead Corp............................................................           1,000             9,211
   Nihon Kohden Corp............................................................           2,000            47,563
   Nihon Nohyaku Co., Ltd.......................................................           5,000            21,135
   Nihon Parkerizing Co., Ltd...................................................           2,000            26,523
   Nihon Unisys, Ltd............................................................           2,075            13,426
   Nihon Yamamura Glass Co., Ltd................................................           8,000            21,783
   Nikkiso Co., Ltd.............................................................           4,000            35,814
   Nippo Corp...................................................................           4,000            44,684
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................           5,000            11,323
   Nippon Carbon Co., Ltd.......................................................           5,000            14,413
  #Nippon Ceramic Co., Ltd......................................................           1,000            18,350
   Nippon Chemical Industrial Co., Ltd..........................................           2,000             3,597
   Nippon Chemi-Con Corp........................................................          10,000            34,790
   Nippon Chemiphar Co., Ltd....................................................           3,000            11,725
   Nippon Coke & Engineering Co., Ltd...........................................          12,500            18,575
  *Nippon Columbia Co., Ltd.....................................................           3,000             1,185
   Nippon Concrete Industries Co., Ltd..........................................           3,000            11,187
   Nippon Denko Co., Ltd........................................................           6,000            29,134
   Nippon Densetsu Kogyo Co., Ltd...............................................           2,000            20,469
   Nippon Denwa Shisetu Co., Ltd................................................           5,000            16,563


                                      1254

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nippon Filcon Co., Ltd.......................................................           2,000   $        10,433
   Nippon Flour Mills Co., Ltd..................................................           8,000            36,628
   Nippon Gas Co., Ltd..........................................................           2,000            32,312
   Nippon Kasei Chemical Co., Ltd...............................................           5,000             9,528
  *Nippon Kinzoku Co., Ltd......................................................           3,000             6,336
   Nippon Koei Co., Ltd.........................................................           5,000            18,842
   Nippon Konpo Unyu Soko Co., Ltd..............................................           4,000            42,099
  #Nippon Koshuha Steel Co., Ltd................................................          10,000            13,811
   Nippon Light Metal Co., Ltd..................................................          31,000            41,215
 #*Nippon Metal Industry Co., Ltd...............................................           8,000             7,681
   Nippon Pillar Packing Co., Ltd...............................................           2,000            14,875
 #*Nippon Piston Ring Co., Ltd..................................................           7,000            14,779
   Nippon Seiki Co., Ltd........................................................           2,000            23,703
   Nippon Sharyo, Ltd...........................................................           1,000             4,303
   Nippon Shinyaku Co., Ltd.....................................................           3,000            35,352
   Nippon Signal Co., Ltd.......................................................           3,000            18,872
   Nippon Soda Co., Ltd.........................................................           8,000            39,557
   Nippon Suisan Kaisha, Ltd....................................................          10,500            37,535
   Nippon Synthetic Chemical Industry Co., Ltd. (The)...........................           3,000            18,291
   Nippon Thompson Co., Ltd.....................................................           3,000            17,876
   Nippon Valqua Industries, Ltd................................................           6,000            16,814
  *Nippon Yakin Kogyo Co., Ltd..................................................           4,000             6,799
  #Nipro Corp...................................................................           3,200            28,605
   Nishimatsu Construction Co., Ltd.............................................          13,000            28,723
   Nishimatsuya Chain Co., Ltd..................................................           3,000            24,426
   Nissan Shatai Co., Ltd.......................................................           3,000            31,255
   Nissei Corp..................................................................           1,000             8,815
   Nissen Holdings Co., Ltd.....................................................           1,600             7,340
  #Nissha Printing Co., Ltd.....................................................           3,000            39,953
   Nisshin Fudosan Co., Ltd.....................................................           1,400             8,427
   Nisshin Oillio Group, Ltd. (The).............................................          10,000            42,871
   Nissin Electric Co., Ltd.....................................................           1,000             6,669
   Nissin Kogyo Co., Ltd........................................................           2,100            32,349
  *Nitta Corp...................................................................           1,300            24,298
   Nittan Valve Co., Ltd........................................................           2,000             7,428
   Nittetsu Mining Co., Ltd.....................................................           3,000            13,667
   Nitto Boseki Co., Ltd........................................................          18,000            61,543
   Nitto Kogyo Corp.............................................................           3,000            37,520
   Nitto Seiko Co., Ltd.........................................................           3,000             8,373
   NOF Corp.....................................................................           7,000            35,640
   Nomura Co., Ltd..............................................................           4,000            13,906
   Noritake Co., Ltd............................................................           8,000            24,792
  *Noritsu Koki Co., Ltd........................................................           1,200             5,528
   Noritz Corp..................................................................           1,400            24,873
   NS Solutions Corp............................................................           1,400            27,657
   NSD Co., Ltd.................................................................           2,400            20,935
   Obic Business Consultants Co., Ltd...........................................             100             4,697
   Oenon Holdings, Inc..........................................................           5,000            12,028
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................           6,000            20,055
   Oiles Corp...................................................................           1,728            34,934
   Oita Bank, Ltd. (The)........................................................          10,000            29,745
   Okabe Co., Ltd...............................................................           4,000            22,511
   Okamoto Industries, Inc......................................................           6,000            23,361
   Okamura Corp.................................................................           3,000            22,292
   Okasan Securities Group, Inc.................................................          10,000            33,564
  *Oki Electric Industry Co., Ltd...............................................          29,000            27,875
   Okinawa Electric Power Co., Ltd..............................................             877            37,230
  *OKK Corp.....................................................................           5,000             7,571
   OKUMA Corp...................................................................           6,000            43,577
   Okumura Corp.................................................................           5,000            21,785
   Okura Industrial Co., Ltd....................................................           4,000            12,826


                                      1255

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Okuwa Co., Ltd...............................................................           2,000   $        28,370
   Olympic Corp.................................................................           1,800            19,144
   ONO Sokki Co., Ltd...........................................................           3,000            11,554
   Onoken Co., Ltd..............................................................           2,000            17,126
   Onward Holdings Co., Ltd.....................................................           6,000            48,706
   Organo Corp..................................................................           4,000            31,328
   Origin Electric Co., Ltd.....................................................           3,000            10,322
   Osaka Steel Co., Ltd.........................................................             500             9,259
   Osaki Electric Co., Ltd......................................................           3,000            30,629
   OSG Corp.....................................................................           3,600            53,974
   Pacific Industrial Co., Ltd..................................................           4,000            19,212
  *Pacific Metals Co., Ltd......................................................           5,000            28,132
  *Paltac Corp..................................................................           2,500            32,674
   PanaHome Corp................................................................           4,000            29,066
   Panasonic Electric Works Information Systems Co., Ltd........................             400            11,056
   Panasonic Electric Works SUNX Co., Ltd.......................................           2,700            14,342
  *Paramount Bed Holdings Co., Ltd..............................................           1,700            49,515
   Parco Co., Ltd...............................................................           2,600            21,364
   Paris Miki Holdings, Inc.....................................................           1,000             8,065
   Park24 Co., Ltd..............................................................           2,400            30,909
   Pasco Corp...................................................................           1,000             3,765
   Penta-Ocean Construction Co., Ltd............................................          18,000            64,671
   Pigeon Corp..................................................................           1,300            49,086
  *Pilot Corp...................................................................              15            29,780
   Piolax, Inc..................................................................           1,000            23,631
  *Pioneer Electronic Corp......................................................          11,100            53,173
   Plenus Co., Ltd..............................................................             500             8,747
   Point, Inc...................................................................             750            30,835
   Press Kogyo Co., Ltd.........................................................           9,000            45,656
   Prima Meat Packers, Ltd......................................................           5,000             9,070
  #Raito Kogyo Co., Ltd.........................................................           2,400            15,238
  *Rasa Industries, Ltd.........................................................           3,000             4,907
 #*Renown, Inc..................................................................           3,000             5,884
   Resort Solution Co., Ltd.....................................................           4,000             8,064
   Resorttrust, Inc.............................................................           1,008            15,984
   Rheon Automatic Machinery Co., Ltd...........................................           2,000             5,253
   Rhythm Watch Co., Ltd........................................................          10,000            18,918
   Ricoh Leasing Co., Ltd.......................................................           1,000            23,760
   Right On Co., Ltd............................................................           1,125             8,846
   Riken Corp...................................................................           7,000            28,403
   Riken Technos Corp...........................................................           5,000            14,671
   Riken Vitamin Co., Ltd.......................................................           2,000            64,582
  #Ringer Hut Co., Ltd..........................................................           1,800            25,324
  *Riso Kagaku Corp.............................................................           1,400            21,335
   Rock Field Co., Ltd..........................................................             300             5,203
   Rohto Pharmaceutical Co., Ltd................................................           3,000            36,669
   Roland Corp..................................................................           2,000            18,744
   Roland DG Corp...............................................................             900            10,359
  #Round One Corp...............................................................           5,300            32,739
   Royal Holdings Co., Ltd......................................................           2,000            24,372
   Ryobi, Ltd...................................................................          11,000            41,832
   Ryoden Trading Co., Ltd......................................................           3,000            18,742
   Ryohin Keikaku Co., Ltd......................................................             900            44,955
   Ryosan Co., Ltd..............................................................           2,100            46,454
   Ryoyo Electro Corp...........................................................           2,000            23,176
   S Foods, Inc.................................................................           2,000            18,559
 #*Sagami Chain Co., Ltd........................................................           2,000            14,144
  *Sagami Co., Ltd..............................................................           3,000             3,822
   Saibu Gas Co., Ltd...........................................................          24,000            67,454
   Saizeriya Co., Ltd...........................................................           1,700            27,013
   Sakai Chemical Industry Co., Ltd.............................................           5,000            19,776


                                      1256

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Sakata INX Corp..............................................................           3,000   $        14,057
   Sakata Seed Corp.............................................................           2,000            28,357
   Sala Corp....................................................................           4,000            25,760
   San-A Co., Ltd...............................................................             200             8,118
   San-Ai Oil Co., Ltd..........................................................           4,000            18,963
   Sanden Corp..................................................................           7,000            23,225
   Sangetsu Co., Ltd............................................................             500            13,873
   San-in Godo Bank, Ltd. (The).................................................           7,000            52,982
  #Sankei Building Co., Ltd.....................................................           2,000            19,405
   Sanken Electric Co., Ltd.....................................................          10,000            35,625
   Sanki Engineering Co., Ltd...................................................           5,000            27,152
   Sankyo Seiko Co., Ltd........................................................           4,000            14,985
  *Sankyo-Tateyama Holdings, Inc................................................          16,000            30,115
   Sankyu, Inc..................................................................          16,000            61,735
   Sanoh Industrial Co., Ltd....................................................           3,000            22,305
   Sanshin Electronics Co., Ltd.................................................           2,000            16,959
   Sanwa Holdings Corp..........................................................           9,000            29,416
   Sanyo Chemical Industries, Ltd...............................................           7,000            46,743
   Sanyo Denki Co., Ltd.........................................................           4,000            23,727
   Sanyo Shokai, Ltd............................................................           4,000             9,987
   Sanyo Special Steel Co., Ltd.................................................           6,000            33,773
   Sapporo Hokuyo Holdings, Inc.................................................           1,300             4,691
  #Sapporo Holdings, Ltd........................................................          10,000            38,686
   Sasebo Heavy Industries Co., Ltd.............................................           7,000            12,626
   Sato Holdings Corp...........................................................           2,100            26,932
   Sato Shoji Corp..............................................................           2,000            12,211
   Satori Electric Co., Ltd.....................................................           1,000             6,438
   Sawai Pharmaceutical Co., Ltd................................................             400            43,078
   Saxa Holdings, Inc...........................................................           4,000             8,745
  #SCSK Corp....................................................................           2,554            42,906
   Secom Joshinetsu Co., Ltd....................................................             900            27,317
   Seika Corp...................................................................           8,000            22,977
   Seikagaku Corp...............................................................           1,700            19,281
   Seiko Holdings Corp..........................................................           3,307             7,092
   Seino Holdings Co., Ltd......................................................           1,000             7,661
   Seiren Co., Ltd..............................................................           2,000            11,801
   Sekisui Jushi Co., Ltd.......................................................           2,000            20,362
   Sekisui Plastics Co., Ltd....................................................           7,000            26,587
   Senko Co., Ltd...............................................................           6,000            24,510
   Senshu Electric Co., Ltd.....................................................           1,000            12,763
   Senshukai Co., Ltd...........................................................           3,000            20,175
   Shibaura Mechatronics Corp...................................................           4,000            11,024
   Shibusawa Warehouse Co., Ltd.................................................           6,000            19,243
   Shibuya Kogyo Co., Ltd.......................................................           2,100            24,237
   Shiga Bank, Ltd..............................................................           7,000            47,392
   Shikibo, Ltd.................................................................           9,000            13,609
   Shikoku Bank, Ltd............................................................          10,000            39,796
   Shikoku Chemicals Corp.......................................................           3,000            16,850
  #Shima Seiki Manufacturing Co., Ltd...........................................           1,200            21,719
   Shimachu Co., Ltd............................................................           2,400            57,180
   Shimizu Bank, Ltd............................................................             400            16,493
   Shinagawa Refractories Co., Ltd..............................................           5,000            15,737
   Shindengen Electric Manufacturing Co., Ltd...................................           3,000            14,351
   Shin-Etsu Polymer Co., Ltd...................................................           5,000            23,045
   Shinkawa, Ltd................................................................           1,000             5,295
  #Shinko Electric Industries Co., Ltd..........................................           6,300            46,738
   Shinko Plantech Co., Ltd.....................................................           3,000            24,759
   Shinko Shoji Co., Ltd........................................................           2,000            17,161
   Shinmaywa Industries, Ltd....................................................           5,000            24,100
   Shinnihon Corp...............................................................           4,000            12,383
   Shiroki Corp.................................................................           7,000            20,049


                                      1257

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Shizuoka Gas Co., Ltd........................................................           3,000   $        20,126
   Sho-Bond Corp................................................................           2,000            50,717
   Shobunsha Publications, Inc..................................................           1,300            10,186
  #Shochiku Co., Ltd............................................................           4,000            41,164
  *Showa Corp...................................................................           2,400            15,739
   Showa Sangyo Co., Ltd........................................................          10,000            31,917
  #Siix Corp....................................................................           2,400            29,948
   Simplex Holdings, Inc........................................................               3               994
   Sinanen Co., Ltd.............................................................           3,000            13,581
   Sinfonia Technology Co., Ltd.................................................           6,000            13,966
   Sintokogio, Ltd..............................................................           1,500            14,045
   SKY Perfect JSAT Holdings, Inc...............................................              25            12,939
   SMK Corp.....................................................................           5,000            16,582
   Sohgo Security Services Co., Ltd.............................................           3,700            41,321
   So-net Entertainment Corp....................................................               7            26,851
   Sotetsu Holdings, Inc........................................................          10,000            32,312
   SRA Holdings, Inc............................................................           1,000            10,852
   Star Micronics Co., Ltd......................................................           2,000            19,284
   Starzen Co., Ltd.............................................................           4,000            12,983
   Stella Chemifa Corp..........................................................             900            26,025
   Sugi Holdings Co., Ltd.......................................................           1,100            30,724
   Sumida Corp..................................................................           1,100             7,067
   Suminoe Textile Co., Ltd.....................................................           5,000            10,174
  *Sumiseki Holdings, Inc.......................................................           2,300             2,870
   Sumitomo Bakelite Co., Ltd...................................................           2,000            11,670
   Sumitomo Forestry Co., Ltd...................................................           4,200            37,682
  *Sumitomo Light Metal Industries, Ltd.........................................          29,000            28,993
 #*Sumitomo Mitsui Construction Co., Ltd........................................           9,660            11,139
   Sumitomo Osaka Cement Co., Ltd...............................................          20,000            61,914
   Sumitomo Pipe & Tube Co., Ltd................................................           3,000            25,537
   Sumitomo Precision Products Co., Ltd.........................................           2,000            13,028
   Sumitomo Real Estate Sales Co., Ltd..........................................             300            12,524
   Sumitomo Seika Chemicals Co., Ltd............................................           4,000            18,202
   Sumitomo Warehouse Co., Ltd..................................................          11,000            54,066
  *SWCC Showa Holdings Co., Ltd.................................................          12,000            12,631
 #*SxL Corp.....................................................................           3,000             6,965
   Systena Corp.................................................................              13             8,898
   T. Hasegawa Co., Ltd.........................................................           1,600            25,452
   T. RAD Co., Ltd..............................................................           5,000            19,186
   Tachi-S Co., Ltd.............................................................           2,100            40,294
   Tadano, Ltd..................................................................           6,000            41,175
   Taihei Dengyo Kaisha, Ltd....................................................           3,000            23,998
   Taiho Kogyo Co., Ltd.........................................................           1,900            17,856
   Taikisha, Ltd................................................................           2,000            44,846
   Taiko Bank, Ltd. (The).......................................................           1,000             3,358
   Taiyo Holdings Co., Ltd......................................................             400            10,637
  #Taiyo Yuden Co., Ltd.........................................................           7,500            67,775
   Takamatsu Construction Group Co., Ltd........................................           1,600            26,852
  #Takaoka Electric Manufacturing Co., Ltd......................................           4,000            12,490
   Takara Holdings, Inc.........................................................           8,000            52,118
   Takara Standard Co., Ltd.....................................................           5,000            40,186
   Takasago International Corp..................................................           7,000            33,604
  #Takasago Thermal Engineering Co., Ltd........................................           6,000            49,895
  #Takashima & Co., Ltd.........................................................           4,000            10,612
   Takiron Co., Ltd.............................................................           3,000            10,378
  *Takuma Co., Ltd..............................................................           6,000            30,090
   Tamron Co., Ltd..............................................................             400            10,763
   Tamura Corp..................................................................           4,000            11,415
  *Teac Corp....................................................................           5,000             2,500
   TECHNO ASSOCIE Co., Ltd......................................................           1,800            15,171
   Tecmo Koei Holdings Co., Ltd.................................................           3,000            24,478


                                      1258

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Teikoku Tsushin Kogyo Co., Ltd...............................................           4,000   $         7,305
   Tekken Corp..................................................................          11,000            16,918
  #Temp Holdings Co., Ltd.......................................................           1,700            16,638
   Tenma Corp...................................................................           2,000            18,293
   T-Gaia Corp..................................................................               6            11,378
   TKC Corp.....................................................................           1,200            25,512
   TOA Corp.....................................................................          12,000            26,378
  #TOA ROAD Corp................................................................           3,000             9,028
   Toagosei Co., Ltd............................................................          25,000           104,941
 #*Tobishima Corp...............................................................           2,400             3,902
   TOC Co., Ltd.................................................................           5,000            25,095
   Tocalo Co., Ltd..............................................................           1,000            22,620
   Tochigi Bank, Ltd............................................................           7,000            25,435
   Toda Corp....................................................................          17,000            67,694
   Toei Co., Ltd................................................................           5,000            23,868
   Toenec Corp..................................................................           3,000            17,448
   Toho Bank, Ltd...............................................................          14,000            45,421
   Toho Holdings Co., Ltd.......................................................           1,900            31,059
  #Toho Titanium Co., Ltd.......................................................             900            15,387
   Toho Zinc Co., Ltd...........................................................           6,000            24,774
   Tohoku Bank, Ltd. (The)......................................................           8,000            14,092
   Tokai Carbon Co., Ltd........................................................           5,000            27,289
   TOKAI Holdings Corp..........................................................           5,000            24,966
   Tokai Rika Co., Ltd..........................................................             600            10,077
   Tokai Rubber Industries, Ltd.................................................           2,700            31,171
   Tokai Tokyo Financial Holdings, Inc..........................................          19,000            57,888
  *Token Corp...................................................................             170             6,188
  *Toko, Inc....................................................................           8,000            16,878
   Tokushu Tokai Paper Co., Ltd.................................................           5,189            12,195
 #*Tokyo Dome Corp..............................................................           8,000            21,851
   Tokyo Energy & Systems, Inc..................................................           2,000            12,910
  *Tokyo Kikai Seisakusho, Ltd..................................................           6,000             4,587
   Tokyo Ohka Kogyo Co., Ltd....................................................           2,700            59,120
   Tokyo Rakutenchi Co., Ltd....................................................           5,000            18,626
   Tokyo Rope Manufacturing Co., Ltd............................................           4,000            10,053
   Tokyo Seimitsu Co., Ltd......................................................           1,700            34,228
   Tokyo Steel Manufacturing Co., Ltd...........................................           3,900            29,390
  *Tokyo Tatemono Co., Ltd......................................................          32,000           117,310
   Tokyo Tekko Co., Ltd.........................................................           3,000            13,212
  #Tokyo Theatres Co., Inc......................................................           6,000             8,816
   Tokyo Tomin Bank, Ltd........................................................           1,000            12,900
   Tokyotokeiba Co., Ltd........................................................           7,000            10,217
   Tokyu Community Corp.........................................................           1,000            32,467
   Tokyu Construction Co., Ltd..................................................           5,880            16,427
   Tokyu Livable, Inc...........................................................           1,800            14,504
  *Tokyu Recreation Co., Ltd....................................................           3,000            17,882
   Toli Corp....................................................................           6,000            12,997
   Tomato Bank, Ltd.............................................................           9,000            15,858
   Tomen Electronics Corp.......................................................             800            10,557
   TOMONY Holdings, Inc.........................................................          10,000            45,443
   Tomy Co., Ltd................................................................           3,317            23,930
   Tonami Holdings Co., Ltd.....................................................           3,000             7,373
   Topcon Corp..................................................................           1,200             6,229
   Toppan Forms Co., Ltd........................................................           2,300            18,555
   Topre Corp...................................................................           1,200            12,392
   Topy Industries, Ltd.........................................................          16,000            44,187
   Torishima Pump Manufacturing Co., Ltd........................................           2,000            28,449
   Toshiba Machine Co., Ltd.....................................................           5,000            27,589
   Toshiba Plant Systems & Services Corp........................................           4,000            45,224
   Toshiba TEC Corp.............................................................           8,000            30,732
   Tosho Printing Co., Ltd......................................................           5,000            11,214


                                      1259

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Totetsu Kogyo Co., Ltd.......................................................           3,000   $        30,967
 #*Totoku Electric Co., Ltd.....................................................           3,000             4,181
   Tottori Bank, Ltd............................................................           6,000            12,080
   Touei Housing Corp...........................................................             900             9,500
   Towa Bank, Ltd...............................................................          10,000            11,852
   Towa Pharmaceutical Co., Ltd.................................................             900            39,455
   Toyo Construction Co., Ltd...................................................          18,000            19,635
   Toyo Corp....................................................................           3,000            32,606
   Toyo Electric Manufacturing Co., Ltd.........................................           5,000            19,571
   Toyo Engineering Corp........................................................          11,000            46,239
   Toyo Ink SC Holdings Co., Ltd................................................          15,000            59,719
   Toyo Kanetsu K.K.............................................................          12,000            27,012
   Toyo Kohan Co., Ltd..........................................................           3,000            11,282
   Toyo Securities Co., Ltd.....................................................           5,000             7,287
   Toyo Tanso Co., Ltd..........................................................             300            12,263
   Toyo Tire & Rubber Co., Ltd..................................................           8,000            20,001
   Toyobo Co., Ltd..............................................................          30,000            44,095
   Transcosmos, Inc.............................................................           1,100            14,587
   Trusco Nakayama Corp.........................................................           1,400            28,359
   TS Tech Co., Ltd.............................................................           2,200            38,189
  *TSI Holdings Co., Ltd........................................................           4,825            24,341
   Tsubakimoto Chain Co.........................................................           9,000            52,551
  *Tsugami Corp.................................................................           5,000            35,228
   Tsukishima Kikai Co., Ltd....................................................           3,000            24,414
   Tsukuba Bank, Ltd............................................................           1,700             6,209
   Tsuruha Holdings, Inc........................................................             400            21,496
   Tsurumi Manufacturing Co., Ltd...............................................           2,000            15,364
   Tsutsumi Jewelry Co., Ltd....................................................             800            19,156
   TV Asahi Corp................................................................               3             5,266
   Ube Material Industries, Ltd.................................................           6,000            18,829
   Uchida Yoko Co., Ltd.........................................................           4,000            11,472
  *Ulvac, Inc...................................................................           1,900            25,444
   Uniden Corp..................................................................           2,000             7,705
   Union Tool Co................................................................             400             7,067
   Unipres Corp.................................................................             700            21,904
   United Arrows, Ltd...........................................................           1,200            24,807
  *Unitika, Ltd.................................................................          33,000            19,931
   U-Shin, Ltd..................................................................           2,000            15,440
   Valor Co., Ltd...............................................................           2,000            32,232
  #Vital KSK Holdings, Inc......................................................           2,800            23,450
  #Wacom Co., Ltd...............................................................              14            23,637
   Warabeya Nichiyo Co., Ltd....................................................           1,200            17,109
  #WATAMI Co., Ltd..............................................................           1,400            32,125
   Wood One Co., Ltd............................................................           3,000            10,782
   Xebio Co., Ltd...............................................................           1,500            37,024
   Yachiyo Bank, Ltd. (The).....................................................             300             7,239
   Yamabiko Corp................................................................             615             7,711
   Yamagata Bank, Ltd...........................................................          11,000            56,070
  *Yamaichi Electronics Co., Ltd................................................           1,600             3,664
   Yamanashi Chuo Bank, Ltd.....................................................          11,000            49,979
   Yamazen Co., Ltd.............................................................           3,000            23,387
   Yaoko Co., Ltd...............................................................             500            16,813
   Yasuda Warehouse Co., Ltd. (The).............................................           2,000            13,339
   Yellow Hat, Ltd..............................................................           1,800            28,386
   Yodogawa Steel Works, Ltd....................................................           9,000            41,616
   Yokohama Reito Co., Ltd......................................................           3,000            24,039
   Yokowo Co., Ltd..............................................................           1,700             8,760
   Yomeishu Seizo Co., Ltd......................................................           2,000            20,090
   Yomiuri Land Co., Ltd........................................................           3,000             9,821
   Yondenko Corp................................................................           2,100             9,058
   Yonekyu Corp.................................................................           2,000            20,037


                                      1260

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Yorozu Corp..................................................................           1,900   $        45,843
  #Yoshinoya Holdings Co., Ltd..................................................              23            32,718
   Yurtec Corp..................................................................           4,000            22,588
   Yusen Logistics Co., Ltd.....................................................             600             8,266
   Yushiro Chemical Industry Co., Ltd...........................................           1,000            11,146
   Zenrin Co., Ltd..............................................................           1,800            16,756
  #Zensho Co., Ltd..............................................................           2,100            28,517
   ZERIA Pharmaceutical Co., Ltd................................................           2,000            34,811
   Zuken, Inc...................................................................           2,000            15,093
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                        19,539,594
                                                                                                   ---------------
NETHERLANDS -- (1.5%)
   Aalberts Industries NV.......................................................           5,881           110,443
   Accell Group NV..............................................................           1,850            39,364
  *AFC Ajax NV..................................................................             864             8,019
  *AMG Advanced Metallurgical Group NV..........................................             496             5,727
  #Arcadis NV...................................................................           2,418            46,752
  #ASM International NV.........................................................           2,953            97,785
   BE Semiconductor Industries NV...............................................           1,100             8,089
   Beter Bed Holding NV.........................................................           1,357            28,781
  *BinckBank NV.................................................................           3,663            39,551
   Brunel International NV......................................................           1,355            47,934
   CSM NV.......................................................................           3,252            60,477
   Exact Holding NV.............................................................             619            14,192
  #Grontmij NV..................................................................             910             6,094
   Heijmans NV..................................................................             418             4,961
  #Imtech NV....................................................................           4,889           151,256
   KAS Bank NV..................................................................             488             5,518
   Kendrion NV..................................................................             133             3,206
   Koninklijke Bam Groep NV.....................................................          15,717            68,013
   Koninklijke Ten Cate NV......................................................           1,992            61,951
  *Koninklijke Wessanen NV......................................................           2,173             7,893
   Macintosh Retail Group NV....................................................             944            12,021
   Mediq NV.....................................................................           3,587            57,112
   Nutreco NV...................................................................           2,373           168,410
  *Ordina NV....................................................................           2,349             3,207
  *Pharming Group NV............................................................           3,806               333
   PostNL NV....................................................................          11,848            47,804
  *Roto Smeets Group NV.........................................................             354             4,556
   SBM Offshore NV..............................................................           2,156            36,638
   Sligro Food Group NV.........................................................           1,176            33,193
  *SNS Reaal Groep NV...........................................................           4,266            10,220
   Telegraaf Media Groep NV.....................................................           1,964            25,320
   TKH Group NV.................................................................           2,870            65,708
 #*TomTom NV....................................................................           3,951            17,872
   Unit 4 NV....................................................................           1,693            39,629
   USG People NV................................................................           4,391            37,449
  *Wavin NV.....................................................................             592             7,108
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                         1,382,586
                                                                                                   ---------------
NEW ZEALAND -- (0.7%)
   Air New Zealand, Ltd.........................................................          25,682            19,279
   Briscoe Group, Ltd...........................................................          15,371            17,911
   Cavalier Corp., Ltd..........................................................           8,600            17,032
   Ebos Group, Ltd..............................................................             430             2,537
  *Fisher & Paykel Appliances Holdings, Ltd.....................................          46,520            13,253
   Fisher & Paykel Healthcare Corp., Ltd........................................          18,502            32,458
   Freightways, Ltd.............................................................           8,779            26,735
   Hallenstein Glasson Holdings, Ltd............................................           5,327            16,269
  *Heartland New Zealand, Ltd...................................................           5,841             2,363
   Infratil, Ltd................................................................          26,812            41,463


                                      1261

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NEW ZEALAND -- (Continued)
   Mainfreight, Ltd.............................................................           3,992   $        32,099
   New Zealand Refining Co., Ltd................................................          13,533            31,617
  #Nuplex Industries, Ltd.......................................................          10,316            21,168
   Port of Tauranga, Ltd........................................................           7,100            61,176
   Pumpkin Patch, Ltd...........................................................           7,400             4,816
  *Pyne Gould Corp., Ltd........................................................           5,841             1,735
  *Pyne Gould Guinness, Ltd.....................................................          10,577             3,230
   Ryman Healthcare, Ltd........................................................          20,343            47,478
   Sanford, Ltd.................................................................           6,562            22,224
   Sky City Entertainment Group, Ltd............................................          36,975           107,568
   Sky Network Television, Ltd..................................................          13,395            57,731
   Steel & Tube Holdings, Ltd...................................................           5,579            10,313
   Tower, Ltd...................................................................          11,085            12,984
   TrustPower, Ltd..............................................................           4,827            28,285
   Vector, Ltd..................................................................          10,714            23,780
   Warehouse Group, Ltd.........................................................           5,475            13,749
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                           669,253
                                                                                                   ---------------
NORWAY -- (0.9%)
   Acta Holding ASA.............................................................           5,000             1,186
  *Algeta ASA...................................................................             913            23,558
   Atea ASA.....................................................................           5,000            48,842
   Austevoll Seafood ASA........................................................           5,800            25,328
   BW Offshore, Ltd.............................................................          18,600            28,123
  #BWG Homes ASA................................................................           6,471            14,036
   Cermaq ASA...................................................................           3,800            52,415
  *Copeinca ASA.................................................................             970             6,143
  *Det Norske Oljeselskap ASA...................................................           1,755            26,887
  *DNO International ASA........................................................          47,611            66,162
 #*DOF ASA......................................................................           2,500            11,972
  *EDB ErgoGroup ASA............................................................           3,410             6,088
 #*Eitzen Chemical ASA..........................................................          22,919               547
   Ekornes ASA..................................................................           1,600            31,068
   Farstad Shipping ASA.........................................................             800            21,736
   Ganger Rolf ASA..............................................................           1,960            39,084
  #Golden Ocean Group, Ltd......................................................          12,836            10,496
  *Jason Shipping ASA...........................................................             160                66
  *Kongsberg Automotive Holding ASA.............................................          11,000             4,183
  #Nordic Semiconductor ASA.....................................................           6,760            21,137
  *Norse Energy Corp. ASA.......................................................          15,009               588
 #*Norske Skogindustrier ASA Series A...........................................           7,000             8,251
 #*Norwegian Air Shuttle ASA....................................................             840            11,180
  *Norwegian Energy Co. ASA.....................................................           1,598             1,624
   Odfjell ASA Series A.........................................................           1,000             6,892
  *Opera Software ASA...........................................................           2,277            11,353
  *Panoro Energy ASA............................................................           1,501             1,223
   Prosafe ASA..................................................................          11,000            85,570
 #*Sevan Marine ASA.............................................................           1,336             3,071
   Solstad Offshore ASA.........................................................           1,000            16,754
  *Songa Offshore SE............................................................           5,366            20,788
   SpareBanken 1 SMN............................................................           6,213            40,372
   Tomra Systems ASA............................................................           9,200            67,331
  *TTS Marine ASA...............................................................           1,100             2,031
   Veidekke ASA.................................................................           4,900            35,670
   Wilh Wilhelmsen Holding ASA..................................................           2,050            50,271
                                                                                                   ---------------
TOTAL NORWAY.................................................................                              802,026
                                                                                                   ---------------
PORTUGAL -- (0.4%)
  #Altri SGPS SA................................................................           7,954            11,751
 #*Banco BPI SA.................................................................          16,849            10,620
 #*Banco Comercial Portugues SA.................................................         105,920            18,750


                                      1262

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
   Banco Espirito Santo SA......................................................          31,526   $        52,163
 #*Brisa SA.....................................................................          19,921            58,444
  *Impresa SGPS SA..............................................................           6,108             3,763
   Mota-Engil SGPS SA...........................................................           4,552             6,178
 #*Portucel-Empresa Produtora de Pasta de Papel SA..............................          20,700            49,030
   Redes Energeticas Nacionais SA...............................................          15,049            40,642
  *Sociedade de Investimento e Gestao SGPS SA...................................           6,200            42,765
 #*Sonae Industria SGPS SA......................................................           2,500             2,047
  #Sonae SGPS SA................................................................          53,752            30,824
   Sonaecom SGPS SA.............................................................           8,301            13,027
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.............           7,743            24,926
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                           364,930
                                                                                                   ---------------
SINGAPORE -- (1.2%)
   Banyan Tree Holdings, Ltd....................................................           7,000             3,322
   Boustead Singapore, Ltd......................................................          22,000            15,081
   Bukit Sembawang Estates, Ltd.................................................           7,500            25,562
  *Bund Center Investment, Ltd..................................................         108,000            14,146
   Cape P.L.C...................................................................           6,374            39,380
   Cerebos Pacific, Ltd.........................................................          15,000            63,792
   CH Offshore, Ltd.............................................................          17,400             5,361
   China Aviation Oil Singapore Corp., Ltd......................................           8,000             7,289
   Chuan Hup Holdings, Ltd......................................................          87,000            15,176
   Creative Technology, Ltd.....................................................           2,650             5,027
   CSE Global, Ltd..............................................................          20,000            14,430
   CWT, Ltd.....................................................................          12,000             9,860
  *Delong Holdings, Ltd.........................................................          17,000             4,268
   Ezion Holdings, Ltd..........................................................          20,000            11,861
 #*Ezra Holdings, Ltd...........................................................          27,600            22,966
   Falcon Energy Group, Ltd.....................................................          21,000             4,075
  #First Resources, Ltd.........................................................          26,000            33,793
  #Fragrance Group, Ltd.........................................................          41,000            11,713
  *Fu Yu Corp., Ltd.............................................................          78,750             4,358
   GK Goh Holdings, Ltd.........................................................          17,000            10,060
   Goodpack, Ltd................................................................          14,000            16,964
   GuocoLeisure, Ltd............................................................          12,000             6,425
   Hi-P International, Ltd......................................................          23,000            12,118
   Ho Bee Investment, Ltd.......................................................          14,000            12,504
  *Hong Fok Corp., Ltd..........................................................          41,000            15,983
   Hong Leong Asia, Ltd.........................................................           8,000            10,888
   Hotel Grand Central, Ltd.....................................................          32,939            19,005
   Hotel Properties, Ltd........................................................          17,200            26,219
   Hwa Hong Corp., Ltd..........................................................          59,000            20,603
  #Hyflux, Ltd..................................................................          19,500            21,259
  *Jaya Holdings, Ltd...........................................................          22,000            10,148
  *JES International Holdings, Ltd..............................................          21,000             3,829
   K1 Ventures, Ltd.............................................................         120,000             9,638
  *Lafe Corp., Ltd..............................................................          39,200             1,845
   M1, Ltd......................................................................          17,000            32,683
 #*Manhattan Resources, Ltd.....................................................          23,000            16,627
   Metro Holdings, Ltd..........................................................          49,200            28,168
  #Midas Holdings, Ltd..........................................................          21,000             6,390
 #*Oceanus Group, Ltd...........................................................          40,000             2,315
   Orchard Parade Holdings, Ltd.................................................          11,239            12,509
   OSIM International, Ltd......................................................          18,000            18,524
  #Otto Marine, Ltd.............................................................          32,000             3,353
   Pan Pacific Hotels Group, Ltd................................................          37,500            55,518
   Petra Foods, Ltd.............................................................          20,000            31,250
  #Raffles Education Corp., Ltd.................................................          41,000            15,123
   Raffles Medical Group, Ltd...................................................           9,000            15,777
   Rotary Engineering, Ltd......................................................          17,000             8,579


                                      1263

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   SBS Transit, Ltd.............................................................          23,000   $        31,268
   SC Global Developments, Ltd..................................................           8,000             6,662
  *Sinarmas Land, Ltd...........................................................         108,000            26,076
   Singapore Post, Ltd..........................................................          40,000            30,978
   Stamford Land Corp., Ltd.....................................................          12,000             5,339
   Sunvic Chemical Holdings, Ltd................................................          40,000            16,805
   Super Group, Ltd.............................................................          13,000            14,356
  *Swiber Holdings, Ltd.........................................................          10,000             4,751
   Tat Hong Holdings, Ltd.......................................................          17,000            11,752
   Tuan Sing Holdings, Ltd......................................................          44,628            10,443
   United Engineers, Ltd........................................................          11,000            18,083
   UOB-Kay Hian Holdings, Ltd...................................................          30,000            38,105
   Venture Corp., Ltd...........................................................           9,000            51,514
   WBL Corp., Ltd...............................................................          22,000            55,151
   Wheelock Properties, Ltd.....................................................          20,000            25,397
   Wing Tai Holdings, Ltd.......................................................          34,000            33,211
   Yongnam Holdings, Ltd........................................................          70,000            14,182
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                         1,149,837
                                                                                                   ---------------
SPAIN -- (1.7%)
   Abengoa SA...................................................................           2,121            44,886
  *Adolfo Dominguez SA..........................................................             425             2,704
   Almirall SA..................................................................           3,466            24,399
  *Amper SA.....................................................................           1,760             4,077
   Antena 3 de Television SA....................................................           3,640            22,995
  *Azkoyen SA...................................................................           2,184             3,573
 #*Banco de Valencia SA.........................................................           2,479             1,491
  #Banco Pastor SA..............................................................           8,014            37,129
   Bankinter SA.................................................................          12,568            84,501
  *Baron de Ley SA..............................................................              67             3,725
   Bolsas y Mercados Espanoles SA...............................................           4,485           122,594
   Campofrio Food Group SA......................................................           1,577            13,752
  *Cementos Portland Valderrivas SA.............................................           1,167            11,606
  *Codere SA....................................................................             767             6,659
   Construcciones y Auxiliar de Ferrocarriles SA................................             137            71,410
  *Deoleo SA....................................................................           8,137             4,903
   Duro Felguera SA.............................................................           2,827            19,176
   Ebro Foods SA................................................................           5,454           104,505
   Elecnor SA...................................................................           1,707            22,355
  *Ercros SA....................................................................           3,027             2,774
   Faes Farma SA................................................................           7,901            13,733
   Fomento de Construcciones y Contratas SA.....................................             175             4,118
  #Gamesa Corp Tecnologica SA...................................................           8,665            33,989
  *General de Alquiler de Maquinaria SA.........................................           1,582               953
   Grupo Catalana Occidente SA..................................................           3,722            66,842
   Grupo Empresarial Ence SA....................................................           8,850            21,749
  *Grupo Ezentis SA.............................................................          13,800             3,903
   Iberpapel Gestion SA.........................................................             936            15,853
  #Indra Sistemas SA............................................................           7,761           102,365
  *Inmobiliaria Colonial SA.....................................................              25                60
  *Jazztel P.L.C................................................................          11,098            61,267
  *La Seda de Barcelona SA Series B.............................................         228,989            13,757
   Mediaset Espana Comunicacion SA..............................................           4,300            25,185
   Melia Hotels International SA................................................           4,123            24,376
   Miquel y Costas & Miquel SA..................................................             740            18,453
  *Natraceutical SA.............................................................          15,014             3,083
  *NH Hoteles SA................................................................           5,825            19,009
   Obrascon Huarte Lain SA......................................................           1,921            51,746
   Papeles y Cartones de Europa SA..............................................           2,697             9,263
   Pescanova SA.................................................................             718            24,761
 #*Promotora de Informaciones SA Series A.......................................          12,732            13,174


                                      1264

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
   Prosegur Cia de Seguridad SA.................................................           2,200   $       101,597
  *Realia Business SA...........................................................           4,187             6,033
  *Sacyr Vallehermoso SA........................................................           6,678            32,028
  *Service Point Solutions SA...................................................           7,818             2,288
  *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...............           4,714             6,127
   Tecnicas Reunidas SA.........................................................             485            17,633
  *Tubacex SA...................................................................           5,465            15,750
   Tubos Reunidos SA............................................................           8,287            18,162
   Unipapel SA..................................................................             733            11,338
  *Vertice Trescientos Sesenta Grados SA........................................             651               105
   Vidrala SA...................................................................           1,160            27,640
   Viscofan SA..................................................................           3,971           153,247
  *Zeltia SA....................................................................          12,166            27,902
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                         1,556,703
                                                                                                   ---------------
SWEDEN -- (3.1%)
   Aarhuskarlshamn AB...........................................................           1,961            58,066
  *Active Biotech AB............................................................           1,480             5,917
  #AddTech AB Series B..........................................................           2,500            62,511
   AF AB Series B...............................................................           1,800            32,101
  *Alliance Oil Co., Ltd. SDR...................................................             607             6,993
  *Anoto Group AB...............................................................           7,000             2,771
   Avanza Bank Holding AB.......................................................           1,713            44,358
   Axfood AB....................................................................           1,800            65,695
   Axis Communications AB.......................................................           2,100            48,984
   B&B Tools AB Series B........................................................           2,500            24,312
  *BE Group AB..................................................................           2,600             9,413
   Beijer Alma AB...............................................................           1,700            32,084
  *Betsson AB...................................................................           2,256            57,855
   Bilia AB Series A............................................................           2,065            37,100
   Billerud AB..................................................................           6,142            54,047
   BioGaia AB Series B..........................................................           1,689            46,519
  *BioInvent International AB...................................................           4,428            12,161
  *Bure Equity AB...............................................................           1,767             5,295
   Cantena AB...................................................................           1,487            20,094
  *Castellum AB.................................................................           9,367           119,208
  *CDON Group AB................................................................           5,438            33,789
  #Clas Ohlson AB Series B......................................................           1,200            15,554
 #*Cloetta AB...................................................................             960             4,711
  *Concentric AB................................................................           3,360            22,820
  *Duni AB......................................................................             668             5,839
   Elekta AB Series B...........................................................           2,800           133,981
 #*Eniro AB.....................................................................             744             1,653
 #*Etrion Corp..................................................................             482               259
  *Fabege AB....................................................................           6,920            60,494
   G & L Beijer AB Series B.....................................................             800            29,227
   Gunnebo AB...................................................................           3,000            12,134
   Hakon Invest AB..............................................................           3,295            48,990
   Haldex AB....................................................................           3,360            16,767
   Hexpol AB....................................................................           2,066            63,998
  *HIQ International AB.........................................................           1,000             5,155
   Hoganas AB Series B..........................................................           2,683            93,516
   Holmen AB Series B...........................................................           3,808           110,450
  *Husqvarna AB Series A........................................................           2,965            15,652
  *Husqvarna AB Series B........................................................           4,521            23,915
   Industrial & Financial Systems AB Series B...................................           1,012            14,324
   Indutrade AB.................................................................             490            13,758
   Intrum Justitia AB...........................................................           5,500            86,782
   JM AB........................................................................           5,312            98,180
  *KappAhl AB...................................................................           2,000             2,404
  *Klovern AB...................................................................           1,714             6,611


                                      1265

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *Kungsleden AB................................................................           7,974   $        60,276
   Lagercrantz Group AB Series B................................................           2,500            18,936
   Lennart Wallenstam Byggnads AB Series B......................................           5,304            52,300
  *Lindab International AB......................................................             842             5,536
   Loomis AB Series B...........................................................           3,243            47,350
  *Lundin Petroleum AB..........................................................           1,138            25,698
  *Meda AB Series A.............................................................           3,978            42,088
  *Medivir AB Series B..........................................................             893             9,664
   Mekonomen AB.................................................................           1,400            49,873
  *Micronic Mydata AB...........................................................           2,400             3,989
   NCC AB Series B..............................................................           8,486           175,854
 #*Net Insight AB Series B......................................................          11,409             3,692
  #New Wave Group AB Series B...................................................           2,000             8,586
  #NIBE Industrier AB Series B..................................................           4,215            64,370
 #*Nobia AB.....................................................................           8,067            30,861
   Nolato AB Series B...........................................................           1,100             9,643
   Nordnet AB Series B..........................................................           2,986             8,039
  *Northland Resources SA.......................................................             200               399
  #Orc Group AB.................................................................             332             4,205
  #Oriflame Cosmetics SA SDR....................................................           2,207            70,394
  *PA Resources AB..............................................................           9,100             2,229
   Peab AB Series B.............................................................          14,480            80,998
   Proffice AB Series B.........................................................           2,061             7,962
  *Rezidor Hotel Group AB.......................................................           3,516            13,291
   Saab AB Series B.............................................................           2,800            60,024
  *SAS AB.......................................................................           7,999            10,417
  #Skistar AB...................................................................           1,500            19,518
   SSAB AB Series A.............................................................           1,566            16,467
   SSAB AB Series B.............................................................             690             6,324
   Sweco AB Series B............................................................           1,500            12,993
  *Swedish Orphan Biovitrum AB..................................................           5,364            14,019
   Trelleborg AB Series B.......................................................          14,007           132,353
  #Unibet Group P.L.C. SDR......................................................           1,376            34,047
   Wihlborgs Fastigheter AB.....................................................           3,900            53,396
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                         2,822,238
                                                                                                   ---------------
SWITZERLAND -- (4.5%)
   Acino Holding AG.............................................................             184            20,721
  *Affichage Holding SA.........................................................              64             9,744
   AFG Arbonia-Forster Holding AG...............................................             457            10,177
   Allreal Holding AG...........................................................             510            77,315
  *Aryzta AG....................................................................           5,184           239,632
   Ascom Holding AG.............................................................           1,474            14,284
   Austriamicrosystems AG.......................................................             575            27,947
  *Autoneum Holding AG..........................................................             254            14,355
   Bachem Holdings AG...........................................................             343            12,519
   Bank Coop AG.................................................................             580            39,031
   Bank Sarasin & Cie AG Series B...............................................           2,000            60,798
   Banque Cantonale de Geneve SA................................................              85            18,924
   Banque Cantonale Vaudoise AG.................................................              44            22,284
   Banque Privee Edmond de Rothschild SA........................................               1            25,959
   Barry Callebaut AG...........................................................              52            48,961
  *Basilea Pharmaceutica AG.....................................................             201             8,517
   Belimo Holdings AG...........................................................              34            64,559
  *Bell AG......................................................................               6            11,256
   Bellevue Group AG............................................................             298             4,791
   Berner Kantonalbank AG.......................................................             264            71,946
  *BKW SA.......................................................................             405            15,839
  *Bobst Group AG...............................................................             800            21,787
   Bossard Holding AG...........................................................              16             2,177
   Bucher Industries AG.........................................................             416            82,278


                                      1266

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Burckhardt Compression Holding AG............................................             162   $        40,770
   Centralschweizerische Kraftwerke AG..........................................              26             9,328
   Charles Voegele Holding AG...................................................             750            15,350
   Cie Financiere Tradition SA..................................................              66             4,987
  *Clariant AG..................................................................          15,895           193,793
   Coltene Holding AG...........................................................             250             8,444
   Conzzeta AG..................................................................              27            51,400
   Daetwyler Holding AG.........................................................             296            20,901
  *Dufry AG.....................................................................             642            73,108
  #EFG International AG.........................................................           3,568            30,870
   Emmi AG......................................................................             111            23,064
  #EMS-Chemie Holding AG........................................................             529            95,396
   Energiedienst Holding AG.....................................................           1,000            51,327
   Ferrexpo P.L.C...............................................................          14,004            75,488
   Flughafen Zuerich AG.........................................................             262            99,612
   Forbo Holding AG.............................................................              82            49,359
  #Galenica Holding AG..........................................................             362           211,107
   GAM Holding AG...............................................................          12,356           158,311
  *Gategroup Holding AG.........................................................             507            14,342
   George Fisher AG.............................................................             247           103,965
   Gurit Holding AG.............................................................              25            13,091
   Helvetia Holding AG..........................................................             360           121,098
  *Huber & Suhner AG............................................................             649            30,368
   Implenia AG..................................................................              90             2,602
  *Intershop Holding AG.........................................................              25             8,736
   Kaba Holding AG..............................................................              90            33,627
  *Kardex AG....................................................................             430             6,726
   Komax Holding AG.............................................................             205            19,454
   Kudelski SA..................................................................           1,700            14,721
  *Kuoni Reisen Holding AG Series B.............................................             222            65,810
  #LEM Holding SA...............................................................              42            18,175
 #*Logitech International SA....................................................          10,861            83,305
   Lonza Group AG...............................................................           2,447           132,544
   Luzerner Kantonalbank AG.....................................................             200            68,246
   Metall Zug AG................................................................              12            48,286
 #*Meyer Burger Technology AG...................................................           1,194            22,934
  *Micronas Semiconductor Holding AG............................................             800             6,723
  *Mobilezone Holding AG........................................................             827             9,035
   Mobimo Holding AG............................................................             291            67,252
   Nobel Biocare Holding AG.....................................................           5,712            79,539
  *OC Oerlikon Corp. AG.........................................................           9,866            67,679
  *Panalpina Welttransport Holding AG...........................................             751            80,675
   Phoenix Mecano AG............................................................              50            28,018
  *Precious Woods Holding AG....................................................             190             2,136
  *PSP Swiss Property AG........................................................             211            17,630
   PubliGroupe SA...............................................................              72            10,249
  *Rieters Holdings AG..........................................................             254            47,124
   Romande Energie Holding SA...................................................              27            35,064
  *Schmolz & Bickenbach AG......................................................             246             1,722
   Schweiter Technologies AG....................................................              80            47,893
   Schweizerische National-Versicherungs-Gesellschaft AG........................             630            21,729
   St. Galler Kantonalbank AG...................................................             170            68,083
   Straumann Holding AG.........................................................             312            56,217
   Sulzer AG....................................................................             551            69,208
   Swiss Life Holding AG........................................................             792            78,742
   Swisslog Holding AG..........................................................          16,104            14,578
   Swissquote Group Holding SA..................................................             538            21,557
   Tecan Group AG...............................................................             607            44,389
 #*Temenos Group AG.............................................................           3,482            62,876
   Valartis Group AG............................................................             200             3,681
   Valiant Holding AG...........................................................             579            72,203


                                      1267

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Valora Holding AG............................................................             224   $        51,873
   Verwaltungs und Privat-Bank AG...............................................             150            13,666
  *Vetropack Holding AG.........................................................               8            15,484
  *Von Roll Holding AG..........................................................           1,435             4,012
   Vontobel Holdings AG.........................................................           1,700            45,980
  #Ypsomed Holdings AG..........................................................             227            13,358
   Zehnder Group AG.............................................................             480            30,042
   Zuger Kantonalbank AG........................................................               8            43,588
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                         4,178,451
                                                                                                   ---------------
UNITED KINGDOM -- (16.6%)
   A.G. Barr P.L.C..............................................................           2,260            42,758
   Aberdeen Asset Management P.L.C..............................................          38,814           146,236
   Aegis Group P.L.C............................................................          40,032            99,728
  *Afren P.L.C..................................................................          35,559            67,679
   Aga Rangemaster Group P.L.C..................................................           7,312             9,239
   Amlin P.L.C..................................................................          23,211           124,520
   Anglo Pacific Group P.L.C....................................................           9,858            45,190
   Anite P.L.C..................................................................          19,453            30,316
   Arena Leisure P.L.C..........................................................           8,000             5,524
   Ashmore Group P.L.C..........................................................          17,299           101,401
   Ashtead Group P.L.C..........................................................          31,713           117,217
   Assura Group, Ltd............................................................           3,461             1,620
   Aveva Group P.L.C............................................................           3,072            76,466
   Babcock International Group P.L.C............................................          19,735           227,227
   Balfour Beatty P.L.C.........................................................          35,697           154,425
  *Barratt Developments P.L.C...................................................          45,820            79,034
   BBA Aviation P.L.C...........................................................          33,952            99,821
   Beazley P.L.C................................................................          44,533            98,530
   Bellway P.L.C................................................................           7,299            84,914
   Berendsen P.L.C..............................................................          12,354            89,801
  *Berkeley Group Holdings P.L.C. (The).........................................           7,459           149,178
   Bloomsbury Publishing P.L.C..................................................           3,174             5,357
   Bodycote P.L.C...............................................................          14,936            71,913
   Booker Group P.L.C...........................................................          23,186            26,272
   Bovis Homes Group P.L.C......................................................           9,037            63,368
   Brammer P.L.C................................................................           2,731            10,682
   Brewin Dolphin Holdings P.L.C................................................          18,429            43,864
   British Polythene Industries P.L.C...........................................           2,000            11,628
   Britvic P.L.C................................................................          12,237            66,410
  *BTG P.L.C....................................................................          18,761            98,973
   Bunzl P.L.C..................................................................           6,275            85,237
   Bwin.Party Digital Entertainment P.L.C.......................................          19,294            48,825
   Cable & Wireless Communications P.L.C........................................         111,598            75,496
   Cable & Wireless Worldwide P.L.C.............................................          49,586            16,236
   Capital & Counties Properties P.L.C..........................................           4,420            13,240
   Carillion P.L.C..............................................................          33,513           163,442
   Carpetright P.L.C............................................................           4,000            34,694
   Castings P.L.C...............................................................           4,744            19,989
   Catlin Group, Ltd............................................................          20,635           131,901
  *Centamin P.L.C...............................................................          48,933            72,856
   Chemring Group P.L.C.........................................................          11,470            69,497
   Chesnara P.L.C...............................................................           3,745            10,412
   Cineworld Group P.L.C........................................................           4,511            15,185
   Clarkson P.L.C...............................................................             317             5,759
   Close Brothers Group P.L.C...................................................           9,621           102,414
   Cobham P.L.C.................................................................          46,129           133,312
  *Colfax Corp..................................................................           1,097            33,324
   Collins Stewart Hawkpoint P.L.C..............................................           4,982             7,146
  *Colt Group SA................................................................           7,669            11,127
   Communisis P.L.C.............................................................           4,553             1,995


                                      1268

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Computacenter P.L.C..........................................................           6,654   $        41,737
   Consort Medical P.L.C........................................................           1,360            11,487
   Cookson Group P.L.C..........................................................          14,826           135,233
   Corin Group P.L.C............................................................           2,986             2,202
   Cranswick P.L.C..............................................................           2,651            32,634
   Croda International P.L.C....................................................           6,477           197,900
   CSR P.L.C....................................................................          17,258            63,136
   Daily Mail & General Trust P.L.C. Series A...................................          14,916           102,871
   Dairy Crest Group P.L.C......................................................          10,341            51,160
   De La Rue P.L.C..............................................................           7,085           104,666
   Debenhams P.L.C..............................................................          94,976           100,778
   Dechra Pharmaceuticals P.L.C.................................................           1,333            11,053
   Development Securities P.L.C.................................................           5,838            13,534
   Devro P.L.C..................................................................           9,164            38,471
   Dialight P.L.C...............................................................           2,792            33,916
   Dignity P.L.C................................................................           4,072            50,105
   Diploma P.L.C................................................................           7,500            46,620
  *Dixons Retail P.L.C..........................................................         125,068            27,834
   Domino Printing Sciences P.L.C...............................................           6,574            61,528
  *Domino's Pizza UK & IRL P.L.C................................................           4,695            34,150
   Drax Group P.L.C.............................................................          18,615           156,074
   DS Smith P.L.C...............................................................          31,526           112,934
   E2V Technologies P.L.C.......................................................           6,171            11,911
  *easyJet P.L.C................................................................          11,405            80,345
   Electrocomponents P.L.C......................................................          25,911            88,190
   Elementis P.L.C..............................................................          27,807            67,337
  *EnQuest P.L.C................................................................          53,104            89,153
  *Enterprise Inns P.L.C........................................................          26,524            15,592
   Euromoney Institutional Investor P.L.C.......................................           4,036            43,926
  *Exillon Energy P.L.C.........................................................             423             1,670
   F&C Asset Management P.L.C...................................................          30,246            31,639
   Fenner P.L.C.................................................................          10,344            72,125
   Fidessa Group P.L.C..........................................................           2,121            55,715
   Filtrona P.L.C...............................................................           8,640            51,656
  *Findel P.L.C.................................................................          40,971             2,264
   Firstgroup P.L.C.............................................................          20,563           100,589
   French Connection Group P.L.C................................................           2,765             2,158
   Fuller Smith & Turner P.L.C..................................................           3,070            34,571
   Future P.L.C.................................................................          13,448             2,119
   Galliford Try P.L.C..........................................................           2,925            22,001
   Games Workshop Group P.L.C...................................................             510             4,164
  *Gem Diamonds, Ltd............................................................           5,200            17,234
   Genus P.L.C..................................................................           4,182            67,245
  *GlobeOp Financial Services SA................................................           1,047             5,859
   Go-Ahead Group P.L.C.........................................................           2,721            54,478
   Greene King P.L.C............................................................          16,409           127,391
   Greggs P.L.C.................................................................           6,400            51,515
   Halfords Group P.L.C.........................................................          18,086            90,675
   Halma P.L.C..................................................................          18,397           102,769
   Hardy Underwriting Group P.L.C...............................................             809             2,621
   Hargreaves Lansdown P.L.C....................................................           6,832            44,515
   Hays P.L.C...................................................................          70,323            79,224
   Headlam Group P.L.C..........................................................           3,793            16,170
   Helical Bar P.L.C............................................................           4,115            12,026
  *Helphire P.L.C...............................................................          12,077               407
   Henderson Group P.L.C........................................................          38,295            66,956
   Henry Boot P.L.C.............................................................           3,595             7,588
  *Heritage Oil P.L.C...........................................................          10,769            31,879
   Hikma Pharmaceuticals P.L.C..................................................           7,128            80,747
   Hill & Smith Holdings P.L.C..................................................           7,437            34,778
   Hiscox, Ltd..................................................................          24,784           148,979


                                      1269

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   HMV Group P.L.C..............................................................          23,197   $         1,937
   Hochschild Mining P.L.C......................................................           8,970            69,930
   Home Retail Group P.L.C......................................................          35,393            59,982
   Homeserve P.L.C..............................................................          15,750            70,519
  *Howden Joinery Group P.L.C...................................................          31,043            52,610
   Hunting P.L.C................................................................           6,453            82,166
   Huntsworth P.L.C.............................................................           6,947             4,744
   Hyder Consulting P.L.C.......................................................           2,034            12,369
  *ICAP P.L.C...................................................................           5,836            30,929
   IG Group Holdings P.L.C......................................................          23,010           171,397
  *Imagination Technologies Group P.L.C.........................................          12,468           113,795
   IMI P.L.C....................................................................             676             9,121
   Inchcape P.L.C...............................................................          24,576           132,266
   Informa P.L.C................................................................          32,634           201,420
  *Inmarsat P.L.C...............................................................          17,409           109,980
  *Innovation Group P.L.C.......................................................          50,130            16,015
   Intermediate Capital Group P.L.C.............................................           5,754            24,971
  *International Ferro Metals, Ltd..............................................           5,038             1,590
   International Personal Finance P.L.C.........................................          14,134            42,464
   Interserve P.L.C.............................................................           9,249            42,589
   Invensys P.L.C...............................................................          16,377            52,292
   Investec P.L.C...............................................................           1,664             9,866
  *IP Group P.L.C...............................................................          25,378            34,576
   ITE Group P.L.C..............................................................          14,982            48,380
   ITV P.L.C....................................................................          25,500            30,172
   James Fisher & Sons P.L.C....................................................           3,436            26,865
   Jardine Lloyd Thompson Group P.L.C...........................................           8,328            89,665
   JD Sports Fashion P.L.C......................................................             149             1,681
   JD Wetherspoon P.L.C.........................................................           7,000            44,959
  *JJB Sports P.L.C.............................................................           2,160               392
   JKX Oil & Gas P.L.C..........................................................           6,993            15,467
   John Menzies P.L.C...........................................................           3,000            26,715
   John Wood Group P.L.C........................................................          12,863           133,660
  *Johnston Press P.L.C.........................................................          34,674             3,442
  *Jupiter Fund Management P.L.C................................................           6,438            23,169
   Kcom Group P.L.C.............................................................          27,533            30,883
   Keller Group P.L.C...........................................................           3,959            22,040
   Kesa Electricals P.L.C.......................................................          31,742            33,764
   Kier Group P.L.C.............................................................           3,314            70,071
  *Kofax P.L.C..................................................................           4,824            20,021
   Ladbrokes P.L.C..............................................................          55,207           123,422
   Laird P.L.C..................................................................          16,173            42,777
   Lamprell P.L.C...............................................................          11,550            54,570
   Lancashire Holdings, Ltd.....................................................           7,287            79,110
   Lavendon Group P.L.C.........................................................           4,142             5,764
  *Liontrust Asset Management P.L.C.............................................           2,728             3,590
   Logica P.L.C.................................................................         104,847           125,614
   London Stock Exchange Group P.L.C............................................           7,398           101,623
  *Lonmin P.L.C.................................................................           1,974            32,218
   Lookers P.L.C................................................................          10,547             8,315
   Low & Bonar P.L.C............................................................           7,500             6,279
   Macfarlane Group P.L.C.......................................................           6,000             2,128
   Management Consulting Group P.L.C............................................          25,424            12,584
   Marshalls P.L.C..............................................................           7,675            11,290
   Marston's P.L.C..............................................................          21,386            32,736
  *McBride P.L.C................................................................           6,500            11,988
   Mears Group P.L.C............................................................             542             2,115
   Mecom Group P.L.C............................................................           3,550            11,995
   Meggitt P.L.C................................................................          51,855           297,106
   Melrose P.L.C................................................................          22,771           135,251
   Melrose Resources P.L.C......................................................           5,289            10,107


                                      1270

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Michael Page International P.L.C.............................................          24,143   $       148,274
   Micro Focus International P.L.C..............................................           9,112            60,802
   Millennium & Copthorne Hotels P.L.C..........................................          11,039            77,516
  *Misys P.L.C..................................................................          27,296           139,129
  *Mitchells & Butlers P.L.C....................................................           7,387            29,930
   Mitie Group P.L.C............................................................          16,305            65,294
   Mondi P.L.C..................................................................          21,959           175,101
   Moneysupermarket.com Group P.L.C.............................................          15,931            28,996
   Morgan Crucible Co. P.L.C....................................................          15,441            76,230
   Morgan Sindall P.L.C.........................................................           1,492            15,619
   Mothercare P.L.C.............................................................           3,573            11,121
  *Mouchel Group P.L.C..........................................................           5,135               625
   N Brown Group P.L.C..........................................................           9,038            32,798
   National Express Group P.L.C.................................................          24,333            83,258
  *NCC Group P.L.C..............................................................           2,191            29,714
  *Northgate P.L.C..............................................................           5,826            20,847
   Novae Group P.L.C............................................................             522             2,861
  *Oxford Biomedica P.L.C.......................................................          36,513             1,870
   Oxford Instruments P.L.C.....................................................           4,604            66,105
   Pace P.L.C...................................................................           6,604             8,885
   PayPoint P.L.C...............................................................           3,196            27,863
  *Pendragon P.L.C..............................................................          43,739             7,908
   Pennon Group P.L.C...........................................................          17,426           191,206
   Persimmon P.L.C..............................................................          19,774           164,371
   Petropavlovsk P.L.C..........................................................           9,472           113,352
   Phoenix Group Holdings P.L.C.................................................             153             1,407
   Photo-Me International P.L.C.................................................          11,000             8,517
   Premier Farnell P.L.C........................................................          16,635            54,267
  *Premier Foods P.L.C..........................................................          92,166            17,461
  *Premier Oil P.L.C............................................................          19,264           124,798
   Provident Financial P.L.C....................................................           7,567           114,491
   Psion P.L.C..................................................................           6,000             3,999
  *Puma Brandenburg, Ltd. Capital Shares........................................          11,089               870
  *Puma Brandenburg, Ltd. Income Shares.........................................          11,089               363
  *Punch Taverns P.L.C..........................................................          41,074             7,130
   PV Crystalox Solar P.L.C.....................................................          11,300               866
   PZ Cussons P.L.C.............................................................          14,129            68,007
   Qinetiq P.L.C................................................................          36,488            74,416
   Rathbone Brothers P.L.C......................................................           3,114            56,291
  *Redrow P.L.C.................................................................          11,802            22,953
   Regus P.L.C..................................................................          52,449            76,227
   Renishaw P.L.C...............................................................           2,904            63,893
  *Rentokil Initial P.L.C.......................................................         112,929           133,753
   Restaurant Group P.L.C.......................................................           8,444            39,502
  *Ricardo P.L.C................................................................             432             2,339
   Rightmove P.L.C..............................................................           5,294           107,302
   RM P.L.C.....................................................................           5,970             7,348
   Robert Wiseman Dairies P.L.C.................................................           1,877            11,513
   Rotork P.L.C.................................................................           4,906           147,275
   RPC Group P.L.C..............................................................          10,615            63,759
   RPS Group P.L.C..............................................................          22,972            75,549
   Safestore Holdings P.L.C.....................................................             153               257
  *Salamander Energy P.L.C......................................................          13,916            50,125
   Savills P.L.C................................................................           8,041            42,612
   SDL P.L.C....................................................................           4,254            43,558
   Senior P.L.C.................................................................          23,629            67,133
   Serco Group P.L.C............................................................           5,287            42,382
   Severfield-Rowen P.L.C.......................................................           1,808             5,608
   Shanks Group P.L.C...........................................................          24,540            38,084
   Shore Capital Group, Ltd.....................................................           8,989             2,410
   SIG P.L.C....................................................................          23,252            36,583


                                      1271

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Smiths News P.L.C............................................................          10,824   $        16,181
  *Soco International P.L.C.....................................................          14,452            66,562
   Spectris P.L.C...............................................................           7,333           177,228
   Speedy Hire P.L.C............................................................           3,396             1,447
   Spirax-Sarco Engineering P.L.C...............................................           6,100           190,601
   Spirent Communications P.L.C.................................................          42,716            80,083
  *Spirit Pub Co. P.L.C.........................................................          41,074            32,343
  *Sports Direct International P.L.C............................................           4,035            15,602
   St. Ives Group P.L.C.........................................................           3,000             3,950
   St. James's Place P.L.C......................................................          11,136            61,477
   St. Modwen Properties P.L.C..................................................          17,250            33,869
   Stagecoach Group P.L.C.......................................................          26,797           118,989
   Sthree P.L.C.................................................................           3,168            13,595
  *SuperGroup P.L.C.............................................................               3                31
   Synergy Health P.L.C.........................................................           4,624            61,784
   T. Clarke P.L.C..............................................................           3,989             2,451
   TalkTalk Telecom Group P.L.C.................................................          17,917            34,771
  *Talvivaara Mining Co. P.L.C..................................................           3,246            16,050
   Tate & Lyle P.L.C............................................................           7,569            79,067
  *Taylor Wimpey P.L.C..........................................................         163,823           109,668
   Ted Baker P.L.C..............................................................           1,617            18,759
  *Telecity Group P.L.C.........................................................           9,066            92,578
   Telecom Plus P.L.C...........................................................           2,521            26,867
   Thomas Cook Group P.L.C......................................................          22,031             4,698
   Topps Tiles P.L.C............................................................           5,775             2,778
   Travis Perkins P.L.C.........................................................          15,017           207,998
  *Trinity Mirror P.L.C.........................................................           7,569             5,521
   TT electronics P.L.C.........................................................           6,965            18,345
   TUI Travel P.L.C.............................................................           2,708             8,177
   Tullett Prebon P.L.C.........................................................          18,538            87,182
   UBM P.L.C....................................................................          16,744           145,179
  *UK Coal P.L.C................................................................          11,316             5,874
   Ultra Electronics Holdings P.L.C.............................................           4,005            96,821
   Umeco P.L.C..................................................................             407             2,297
   Unite Group P.L.C............................................................           8,400            23,598
   UTV Media P.L.C..............................................................           2,430             4,031
  *Vectura Group P.L.C..........................................................          20,878            19,338
   Victrex P.L.C................................................................           5,030           101,554
   Vitec Group P.L.C. (The).....................................................           2,000            17,566
   Volex P.L.C..................................................................           1,125             4,505
   WH Smith P.LC................................................................           9,800            85,333
   William Hill P.L.C...........................................................          52,983           187,844
   Wilmington Group P.L.C.......................................................           6,879             8,451
  *Wincanton P.L.C..............................................................           5,790             7,580
  *Wolfson Microelectronics P.L.C...............................................           7,866            19,724
   WS Atkins P.L.C..............................................................           6,133            67,815
   WSP Group P.L.C..............................................................           4,191            16,510
   Xaar P.L.C...................................................................           5,758            21,618
  *Xchanging P.L.C..............................................................           4,936             5,368
 #*Yell Group P.L.C.............................................................          66,488             6,041
   Yule Catto & Co. P.L.C.......................................................          17,421            53,886
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                        15,313,346
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                        80,060,683
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
 *Klovern AB....................................................................              43               816
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Platinum Australia, Ltd. Rights 02/01/12.....................................           2,319                10
                                                                                                   ---------------


                                      1272

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...................................................           3,842   $             5
  *Deceuninck NV STRIP VVPR.....................................................           5,200                 7
  *Elia System Operator SA NV STRIP VVPR........................................             248                33
  *Nyrstar NV STRIP VVPR........................................................           1,442                 4
  *Tessenderlo Chemie NV STRIP VVPR.............................................             133                12
  *Umicore SA STRIP VVPR........................................................             125                --
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                                61
                                                                                                   ---------------
CANADA -- (0.0%)
 #*Compton Petroleum Corp. Warrants 08/23/14....................................              72                90
  *Duluth Metals, Ltd. Warrants 01/18/13........................................             433               194
                                                                                                   ---------------
TOTAL CANADA....................................................................                               284
                                                                                                   ---------------
GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................           8,689             2,061
                                                                                                   ---------------
HONG KONG -- (0.0%)
  *Allied Properties (H.K.), Ltd. Warrants 06/13/16.............................           2,800                36
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                             2,452
                                                                                                   ---------------

                                                                                       SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@DFA Short Term Investment Fund..............................................      11,000,000        11,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $1,261,182) to be
      repurchased at $1,236,461.................................................   $       1,236         1,236,453
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        12,236,453
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
     (Cost $97,859,271)^^.......................................................                   $    92,300,404
                                                                                                   ===============


                                      1273

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                          VALUATION INPUTS
                                         -------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                           LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         -----------   ----------   -------   ------------
Common Stocks
   Australia..........................   $  113,807    $ 5,617,224     --     $ 5,731,031
   Austria............................           --        717,204     --         717,204
   Belgium............................        9,971        944,577     --         954,548
   Canada.............................    9,614,524          5,872     --       9,620,396
   Denmark............................           --        805,615     --         805,615
   Finland............................           --      2,015,842     --       2,015,842
   France.............................       15,596      3,181,990     --       3,197,586
   Germany............................           --      3,724,949     --       3,724,949
   Greece.............................           --        458,645     --         458,645
   Hong Kong..........................           --      1,577,080     --       1,577,080
   Ireland............................           --        787,845     --         787,845
   Israel.............................           --        459,450     --         459,450
   Italy..............................        3,328      2,228,200     --       2,231,528
   Japan..............................       49,515     19,490,079     --      19,539,594
   Netherlands........................        6,094      1,376,492     --       1,382,586
   New Zealand........................           --        669,253     --         669,253
   Norway.............................          547        801,479     --         802,026
   Portugal...........................           --        364,930     --         364,930
   Singapore..........................       63,792      1,086,045     --       1,149,837
   Spain..............................        3,083      1,553,620     --       1,556,703
   Sweden.............................          399      2,821,839     --       2,822,238
   Switzerland........................       15,839      4,162,612     --       4,178,451
   United Kingdom.....................        3,442     15,309,904     --      15,313,346
Preferred Stocks
   Sweden.............................          816             --     --             816
Rights/Warrants
   Australia..........................           10             --     --              10
   Belgium............................           --             61     --              61
   Canada.............................           90            194     --             284
   Greece.............................           --          2,061     --           2,061
   Hong Kong..........................           36             --     --              36
Securities Lending Collateral.........           --     12,236,453     --      12,236,453
                                         ----------    -----------    ---     -----------
TOTAL.................................   $9,900,889    $82,399,515     --     $92,300,404
                                         ==========    ===========    ===     ===========

               See accompanying Notes to Schedules of Investments.


                                      1274

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                        FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
AGENCY OBLIGATIONS -- (33.6%)
Federal Home Loan Bank
    3.625%, 05/29/13............................................................   $       1,800   $     1,879,711
    1.625%, 06/14/13............................................................             700           712,730
    1.875%, 06/21/13............................................................           1,000         1,021,971
#   5.125%, 08/14/13............................................................           1,000         1,073,982
    0.500%, 08/28/13............................................................           2,000         2,005,056
    4.000%, 09/06/13............................................................           1,300         1,375,897
Federal Home Loan Mortgage Corporation
    4.500%, 01/15/13............................................................           2,200         2,290,805
    0.750%, 03/28/13............................................................           4,500         4,527,068
    1.625%, 04/15/13............................................................           2,000         2,033,190
    3.750%, 06/28/13............................................................           3,000         3,148,374
#   4.500%, 07/15/13............................................................           2,300         2,440,707
    0.500%, 10/15/13............................................................             300           299,821
    0.375%, 10/30/13............................................................           5,300         5,298,219
#   0.375%, 11/27/13............................................................           2,800         2,798,163
Federal National Mortgage Association
#   1.750%, 02/22/13............................................................           3,600         3,656,941
    4.375%, 03/15/13............................................................           1,000         1,046,381
    3.250%, 04/09/13............................................................             700           725,614
#   1.750%, 05/07/13............................................................           1,300         1,323,761
#   3.875%, 07/12/13............................................................           1,500         1,578,744
#   2.875%, 12/11/13............................................................           1,900         1,989,192
    0.750%, 12/18/13............................................................           1,400         1,410,587
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS                                                                                42,636,914
                                                                                                   ---------------
BONDS -- (44.6%)
Bank of Nova Scotia
    2.250%, 01/22/13............................................................             500           508,368
    2.375%, 12/17/13............................................................           2,500         2,581,108
Berkshire Hathaway, Inc.
    2.125%, 02/11/13............................................................             300           304,836
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.883%, 02/11/13............................................................           1,500         1,511,231
BNP Paribas SA
    2.125%, 12/21/12............................................................             500           500,105
BNP Paribas SA Floating Rate Note
(r) 0.679%, 02/01/12............................................................           2,000         2,000,000
Commonwealth Bank of Australia Floating Rate Note
(r) 1.294%, 06/14/13............................................................           1,000         1,000,026

                                                                                        FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Eksportfinans ASA Floating Rate Note
(r) 0.783%,04/05/13.............................................................   $         800   $       759,524
European Investment Bank
    2.875%,03/15/13.............................................................           2,000         2,044,358
    3.375%,06/12/13.............................................................             500           516,177
General Electric Capital Corp.
    5.250%,10/19/12.............................................................             750           774,972
    5.400%,09/20/13.............................................................             800           854,498
    2.100%,01/07/14.............................................................             500           509,039
General Electric Capital Corp.
   Floating Rate Note
(r) 1.159%,06/19/13.............................................................             400           402,093
Inter-American Development Bank
    4.375%,09/20/12.............................................................           2,100         2,151,332
JPMorgan Chase & Co.
    1.650%,09/30/13.............................................................           2,100         2,126,303
JPMorgan Chase & Co. Floating
    Rate Note
(r) 1.361%,01/24/14.............................................................             800           797,746
Kreditanstalt fur Wiederaufbau AG
    1.250%,06/15/12.............................................................             500           501,186
    1.875%,01/14/13.............................................................           1,000         1,012,615
Landwirtschaftliche Rentenbank AG
    1.875%,09/24/12.............................................................           1,500         1,511,679
    3.250%,03/15/13.............................................................           1,000         1,026,962
Manitoba, Province of Canada
    2.125%,04/22/13.............................................................             400           407,551
National Australia Bank Floating Rate Note
(r) 1.336%,06/17/13.............................................................           2,000         1,999,534
(r) 1.746%,01/30/14.............................................................           1,000         1,000,000
Nordea Bank Finland P.L.C.
   Floating Rate Note
(r) 0.915%,02/07/13.............................................................           2,500         2,493,415
Ontario, Province of Canada
    1.875%,11/19/12.............................................................           2,000         2,022,026
    3.500%,07/15/13.............................................................             700           728,046
PepsiCo., Inc. Floating Rate Note
(r)  0.524%,05/10/13............................................................           1,200         1,202,405
Private Export Funding Corp.
    3.550%,04/15/13.............................................................           2,500         2,596,850
Rabobank Nederland NV
    1.850%,01/10/14.............................................................             600           599,782


                                      1275

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                                                        FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
Rabobank Nederland NV Floating Rate Note
(r) 0.760%, 07/25/13............................................................   $         500   $       498,145
Royal Bank of Canada
    2.250%, 03/15/13............................................................             300           304,193
    2.100%, 07/29/13............................................................           2,100         2,144,446
Royal Bank of Canada Floating Rate Note
(r) 0.688%, 03/08/13............................................................             300           300,335
Sanofi-Aventis SA Floating Rate Note
(r) 0.774%, 03/28/13............................................................           1,000         1,003,423
Svenska Handelsbanken Floating Rate Note
(r) 1.015%, 01/18/13............................................................           1,000           998,999
(r) 1.009%, 03/18/13............................................................           1,000           999,146
(r) 1.023%, 08/30/13............................................................             500           499,916
Toronto-Dominion Bank (The) Floating Rate Note
(r) 0.739%, 07/26/13............................................................           2,165         2,169,250
TOTAL Capital Canada, Ltd. Floating Rate Note
(r) 0.543%, 05/13/13............................................................           1,700         1,703,612
Toyota Motor Credit Corp.
    1.375%, 08/12/13............................................................           2,000         2,013,474
Toyota Motor Credit Corp.
Floating Rate Note
(r) 0.947%, 01/17/14............................................................             500           500,208
Wal-Mart Stores, Inc.
    4.250%, 04/15/13............................................................             400           418,371
    4.550%, 05/01/13............................................................           1,500         1,578,753
    7.250%, 06/01/13............................................................           1,000         1,089,643
Wells Fargo & Co.
    4.375%, 01/31/13............................................................           2,700         2,800,742
Westpac Banking Corp.
    2.250%, 11/19/12............................................................             500           506,286
    2.100%, 08/02/13............................................................             500           506,889
                                                                                                   ---------------
TOTAL BONDS.....................................................................                        56,479,598
                                                                                                   ---------------
COMMERCIAL PAPER -- (10.6%)
Caisse Centrale Desjardins du Quebec
    0.200%, 03/05/12............................................................             600           599,858
Caisse d'Amortissement de la
Dette Sociale SA
    0.650%, 03/22/12............................................................           1,000          999,581
Caisse des Depots et Consignations SA
    0.682%, 03/05/12............................................................           1,000           999,763

                                                                                        FACE
                                                                                       AMOUNT          VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)

NRW.Bank
    0.421%, 02/13/12............................................................   $       1,000   $       999,942
    0.531%, 03/15/12............................................................           2,000         1,999,323
Oesterreich Kontrollbank AG
    0.220%, 03/02/12............................................................           3,200         3,199,330
Rabobank USA Financial Corp.
    0.470%, 03/20/12............................................................           1,500         1,499,898
    0.451%, 04/16/12............................................................             200           199,967
Standard Chartered Bank
    0.450%, 04/13/12............................................................           2,500         2,497,790
Toyota Motor Credit Corp.
    0.572%, 04/02/12............................................................             500           499,886
                                                                                                   ---------------
TOTAL COMMERCIAL PAPER..........................................................                        13,495,338
                                                                                                   ---------------

                                                                                       SHARES
                                                                                   -------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds
      TempCash Portfolio - Institutional Shares.................................         584,338           584,338
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@ DFA Short Term Investment Fund.............................................      13,516,013        13,516,013
 @ Repurchase Agreement, UBS
      Securities LLC 0.20%, 02/01/12 (Collateralized by $74,107 U.S. Treasury
      Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at $74,433) to be
      repurchased at $72,654....................................................   $          73            72,654
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        13,588,667
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $126,610,717)^^........................................................                   $   126,784,855
                                                                                                   ===============


                                      1276

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                         ---------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------------
                                           LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         -----------   ------------   -------   ------------
Agency Obligations....................          --     $ 42,636,914      --     $ 42,636,914
Bonds.................................          --       56,479,598      --       56,479,598
Commercial Paper......................          --       13,495,338      --       13,495,338
Temporary Cash Investments............    $584,338               --      --          584,338
Securities Lending Collateral.........          --       13,588,667      --       13,588,667
                                          --------     ------------     ---     ------------
TOTAL.................................    $584,338     $126,200,517      --     $126,784,855
                                          ========     ============     ===     ============

               See accompanying Notes to Schedules of Investments.


                                      1277

                            VA GLOBAL BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       FACE
                                                                                      AMOUNT^            VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
BONDS -- (91.1%)
AUSTRALIA -- (3.6%)
National Australia Bank, Ltd.
(g) 5.375%, 12/08/14............................................................             700   $     1,197,545
Westpac Banking Corp.
(u) 4.200%, 02/27/15............................................................           1,500         1,590,860
(u) 3.000%, 08/04/15............................................................           1,500         1,538,811
(u) 3.000%, 12/09/15............................................................             600           614,087
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                         4,941,303
                                                                                                   ---------------
AUSTRIA -- (4.2%)
Austria Government International Bond
(u) 1.750%, 06/17/16............................................................           2,000         1,987,022
Oesterreichische Kontrollbank AG
(u) 1.750%, 10/05/15............................................................           2,700         2,698,925
(u) 2.000%, 06/03/16............................................................           1,000         1,002,016
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                         5,687,963
                                                                                                   ---------------
CANADA -- (10.1%)
Bank of Nova Scotia
#(u) 2.050%, 10/07/15...........................................................           2,000         2,026,408
 (u) 2.900%, 03/29/16...........................................................             500           518,033
British Columbia, Province of Canada
(u) 2.100%, 05/18/16............................................................             700           735,048
Ontario, Province of Canada
(u) 5.450%, 04/27/16............................................................             500           583,396
(u) 1.600%, 09/21/16............................................................           2,700         2,722,796
Royal Bank of Canada
(u) 2.625%, 12/15/15............................................................           2,700         2,811,807
(u) 2.875%, 04/19/16............................................................             700           734,124
Toronto-Dominion Bank (The)
(u) 2.500%, 07/14/16............................................................           1,000         1,039,312
(u) 2.375%, 10/19/16............................................................           2,500         2,569,075
                                                                                                   ---------------
TOTAL CANADA....................................................................                        13,739,999
                                                                                                   ---------------
FINLAND -- (4.4%)
Finland Government Bond
    1.750%, 04/15/16............................................................           1,000         1,346,632
Municipality Finance P.L.C.
(u) 2.375%, 05/16/16............................................................           2,500         2,583,750
Republic of Finland
(u) 2.250%, 03/17/16............................................................           2,000         2,104,600
                                                                                                   ---------------
TOTAL FINLAND...................................................................                         6,034,982
                                                                                                   ---------------

                                                                                       FACE
                                                                                      AMOUNT^            VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
FRANCE -- (6.9%)
BNP Paribas SA
(u) 3.250%, 03/11/15............................................................           3,000   $     2,982,579
Caisse d'Amortissement de la
   Dette Sociale SA
(g) 2.250%, 12/07/15............................................................           2,000         3,093,225
TOTAL Capital SA
(u) 2.875%, 03/18/15............................................................           1,200         1,266,264
(u) 3.125%, 10/02/15............................................................           1,700         1,821,499
(u) 2.300%, 03/15/16............................................................             227           235,782
                                                                                                   ---------------
TOTAL FRANCE....................................................................                         9,399,349
                                                                                                   ---------------
GERMANY -- (6.6%)
Bundesobligation
    1.250%, 10/14/16............................................................           1,000         1,341,073
Kreditanstalt fur Wiederaufbau AG
(g) 5.500%, 12/07/15............................................................           1,400         2,529,451
(g) 3.750%, 09/07/16............................................................             500           855,659
Landeskreditbank Baden-Wuerttemberg Foerderbank AG
(u) 2.250%, 07/15/16............................................................           2,300         2,344,436
Landwirtschaftliche Rentenbank AG
(u) 2.500%, 02/15/16............................................................             400           419,270
(u) 2.125%, 07/15/16............................................................           1,500         1,553,926
                                                                                                   ---------------
TOTAL GERMANY...................................................................                         9,043,815
                                                                                                   ---------------
JAPAN -- (2.3%)
Development Bank of Japan
(u) 2.875%, 04/20/15............................................................           1,000         1,055,800
Japan Finance Corp.
#(u) 1.875%, 09/24/15...........................................................           1,000         1,017,367
(u) 2.250%, 07/13/16............................................................           1,000         1,032,495
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                         3,105,662
                                                                                                   ---------------
NETHERLANDS -- (7.9%)
Bank Nederlandse Gemeenten NV
(u) 1.750%, 10/06/15............................................................             800           802,528
(g) 2.375%, 12/23/15............................................................           1,000         1,593,662
(u) 2.500%, 01/11/16............................................................             500           510,560
(g) 5.250%, 02/26/16............................................................             400           704,129
Nederlandse Waterschapsbank NV
#(u) 2.125%, 06/16/16...........................................................           2,900         2,895,517


                                      1278

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                                                       FACE
                                                                                      AMOUNT^            VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
NETHERLANDS -- (Continued)
Netherlands Government Bond
    4.000%, 07/15/16............................................................             500   $       737,606
Rabobank Nederland NV
(g) 4.000%, 09/10/15............................................................           1,500         2,482,162
(u) 2.125%, 10/13/15............................................................           1,000           998,115
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                        10,724,279
                                                                                                   ---------------
NORWAY -- (2.3%)
Eksportfinans ASA
(u) 2.000%, 09/15/15............................................................             800           703,311
(u) 2.375%, 05/25/16............................................................           1,700         1,463,542
Kommunalbanken AS
(u) 2.375%, 01/19/16............................................................             900           932,580
                                                                                                   ---------------
TOTAL NORWAY....................................................................                         3,099,433
                                                                                                   ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.6%)
African Development Bank
(u) 2.500%, 03/15/16............................................................           3,000         3,204,693
Council of Europe Development Bank
(g) 3.375%, 12/08/14............................................................           1,764         2,926,834
(u) 1.250%, 09/22/16............................................................             500           491,312
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14............................................................           1,400         2,464,420
European Financial Stability Facility
(e) 2.750%, 07/18/16............................................................           1,800         2,435,945
European Investment Bank
(g) 3.000%, 12/07/15............................................................           2,100         3,417,613
Nordic Investment Bank
#(u) 2.250%, 03/15/16...........................................................           2,200         2,313,586
                                                                                                   ---------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS....................................                        17,254,403
                                                                                                   ---------------
SWEDEN -- (2.5%)
Svensk Exportkredit AB
(u) 1.750%, 10/20/15............................................................           3,400         3,414,861
                                                                                                   ---------------
UNITED KINGDOM -- (4.3%)
Network Rail Infrastructure Finance P.L.C.
   4.875%, 11/27/15.............................................................           1,200         2,159,830

                                                                                       FACE
                                                                                      AMOUNT^            VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
UNITED KINGDOM -- (Continued)
United Kingdom Gilt
    2.000%, 01/22/16............................................................           1,900   $     3,144,012
    4.000%, 09/07/16............................................................             300           540,000
                                                                                                   ---------------
TOTAL UNITED KINGDOM                                                                                     5,843,842
                                                                                                   ---------------
UNITED STATES -- (23.4%)
3M Co.
    1.375%, 09/29/16............................................................          $2,934         2,985,125
Bank of New York Mellon Corp. (The)
#   2.950%, 06/18/15............................................................           1,000         1,050,304
    2.500%, 01/15/16............................................................             700           718,302
    2.300%, 07/28/16............................................................           1,600         1,643,322
Berkshire Hathaway, Inc.
    2.200%, 08/15/16............................................................           1,800         1,860,545
    1.900%, 01/31/17............................................................             900           914,162
General Electric Capital Corp.
    3.500%, 06/29/15............................................................           2,500         2,656,970
    2.250%, 11/09/15............................................................             500           513,901
#   2.950%, 05/09/16............................................................             500           522,226
Google, Inc.
    2.125%, 05/19/16............................................................           2,780         2,909,812
Johnson & Johnson
    2.150%, 05/15/16............................................................           3,000         3,155,781
Microsoft Corp.
    1.625%, 09/25/15............................................................           2,800         2,903,505
    2.500%, 02/08/16............................................................             700           746,026
Procter & Gamble Co. (The)
    3.150%, 09/01/15............................................................           1,000         1,081,318
    1.800%, 11/15/15............................................................           1,500         1,558,749
Toyota Motor Credit Corp.
    2.800%, 01/11/16............................................................           3,000         3,147,315
Wal-Mart Stores, Inc.
    1.500%, 10/25/15............................................................           3,500         3,596,568
                                                                                                   ---------------
TOTAL UNITED STATES                                                                                     31,963,931
                                                                                                   ---------------
TOTAL BONDS                                                                                            124,253,822
                                                                                                   ---------------
AGENCY OBLIGATIONS -- (3.5%)
Federal Home Loan Mortgage Corporation
#   5.125%, 10/18/16............................................................           2,200         2,612,012
Federal National Mortgage Association
    1.250%, 09/28/16............................................................           2,200         2,224,871
                                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS........................................................                         4,836,883
                                                                                                   ---------------


                                      1279

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                                                     SHARES/
                                                                                       FACE
                                                                                      AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@ DFA Short Term Investment Fund.............................................       7,384,740   $     7,384,740
                                                                                                   ---------------
                                                                                                        VALUE+
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $134,393,818)^^........................................................                   $   136,475,445
                                                                                                   ===============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                               VALUATION INPUTS
                                                -----------------------------------------------
                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                                -----------------------------------------------
                                                LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                -------   ------------   -------   ------------
Bonds
   Australia.................................        --   $  4,941,303        --   $  4,941,303
   Austria...................................        --      5,687,963        --      5,687,963
   Canada....................................        --     13,739,999        --     13,739,999
   Finland...................................        --      6,034,982        --      6,034,982
   France....................................        --      9,399,349        --      9,399,349
   Germany...................................        --      9,043,815        --      9,043,815
   Japan.....................................        --      3,105,662        --      3,105,662
   Netherlands...............................        --     10,724,279        --     10,724,279
   Norway....................................        --      3,099,433        --      3,099,433
   Supranational Organization Obligations....        --     17,254,403        --     17,254,403
   Sweden....................................        --      3,414,861        --      3,414,861
   United Kingdom............................        --      5,843,842        --      5,843,842
   United States.............................        --     31,963,931        --     31,963,931
Agency Obligations...........................        --      4,836,883        --      4,836,883
Securities Lending Collateral................        --      7,384,740        --      7,384,740
Forward Currency Contracts**.................        --       (560,961)       --       (560,961)
                                                    ---   ------------             ------------
TOTAL........................................        --   $135,914,484        --   $135,914,484
                                                    ===   ============             ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

            See accompanying Notes to Schedules of Investments.


                                      1280

ORGANIZATION

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2012, the Fund consists of sixty-three operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's investment advisor is Dimensional Fund Advisors Inc. (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

     The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 - quoted prices in active markets for identical securities

     . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

     The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity and DFA Investment Grade Portfolio) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, DFA Selectively Hedged Global Equity and DFA Investment Grade Portfolio are valued at their respective daily net asset value. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio and World ex U.S. Value Portfolio), investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

     Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset


                                      1281
values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Debt Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFAIntermediate Government Fixed Income Portfolio, DFAShort-Term Extended Quality Portfolio, DFAIntermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of bid prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

     Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the insrument or terminate the contracts. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.


                                      1282

     A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolios did not have any significant transfers between Level 1 and Level 2 during the period ended January 31, 2012.

FINANCIAL INSTRUMENTS

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.All open repurchase agreements were entered into on January 31, 2012.

     2. Treasury Inflation-Protected Securities (TIPS): The DFA
Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

     3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

     4. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

     At January 31, 2012, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):


                                      1283

ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                         UNREALIZED
                                                                          FOREIGN
SETTLEMENT   CURRENCY                     CONTRACT       VALUE AT         EXCHANGE
   DATE       AMOUNT      CURRENCY SOLD    AMOUNT    JANUARY 31, 2012   GAIN (LOSS)
----------   --------   ---------------   --------   ----------------   -----------
 02/22/12     (17,437)  Canadian Dollar   $(17,150)      $(17,382)         $(232)
 02/22/12      (3,166)  Pound Sterling      (4,874)        (4,988)          (114)
 04/10/12      (1,654)  Euro                (2,100)        (2,163)           (63)
 04/10/12      (3,624)  Euro                (4,651)        (4,742)           (91)
                                          --------       --------          -----
                                          $(28,775)      $(29,275)         $(500)
                                          ========       ========          =====

DFA SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                           UNREALIZED
                                                                            FOREIGN
SETTLEMENT   CURRENCY                       CONTRACT       VALUE AT         EXCHANGE
   DATE       AMOUNT      CURRENCY SOLD      AMOUNT    JANUARY 31, 2012   GAIN (LOSS)
----------   --------   -----------------   --------   ----------------   -----------
 04/13/12    (109,677)  Japanese Yen         $(1,427)       $(1,441)         $(14)
 04/13/12        (414)  Swiss Franc             (434)          (450)          (16)
 04/05/12      (1,276)  Euro                  (1,624)        (1,669)          (45)
 03/22/12        4,167  Hong Kong Dollars        536            537             1
 03/22/12      (4,167)  Hong Kong Dollars       (535)          (537)           (2)
                                             -------        -------           ---
                                             $(3,484)       $(3,560)         $(76)
                                             =======        =======           ===

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                               UNREALIZED
                                                                                FOREIGN
SETTLEMENT    CURRENCY                          CONTRACT       VALUE AT         EXCHANGE
   DATE        AMOUNT        CURRENCY SOLD       AMOUNT    JANUARY 31, 2012    GAIN (LOSS)
----------   ----------   -----------------    ---------   ----------------   ------------
02/03/12        (38,237)  Canadian Dollar      $ (37,686)      $ (38,131)      $  (445)
02/03/12        (95,702)  Canadian Dollar        (93,478)        (95,438)       (1,960)
02/10/12        (88,711)  Canadian Dollar        (86,790)        (88,453)       (1,663)
02/17/12        (97,103)  Canadian Dollar        (95,633)        (96,804)       (1,171)
02/10/12       (417,084)  Denmark Krone          (71,464)        (73,392)       (1,928)
02/17/12      6,252,369   Japanese Yen             81,169         82,045           876
02/17/12     (6,252,369)  Japanese Yen           (81,403)        (82,045)         (642)
04/23/12     (6,267,135)  Japanese Yen           (81,423)        (82,310)         (887)
02/17/12        (63,177)  Pound Sterling         (97,314)        (99,541)       (2,227)
02/03/12          34,065  Euro                     43,704         44,559           855
02/03/12        (34,065)  Euro                   (43,993)        (44,559)         (566)
04/05/12        (67,214)  Euro                   (85,691)        (87,936)       (2,245)
04/10/12        (66,035)  Euro                   (83,913)        (86,396)       (2,483)
04/10/12           (456)  Euro                      (598)           (596)            2
04/12/12          56,002  Euro                   (71,868)        (73,271)       (1,403)
04/12/12        (34,065)  Euro                   (43,716)        (44,569)         (853)
02/17/12        (13,684)  New Zealand Dollar     (11,000)        (11,285)         (285)
                                               ---------       ---------      --------
                                               $(861,097)      $(878,122)     $(17,025)
                                               =========       =========      ========


                                      1284

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                               UNREALIZED
                                                                                FOREIGN
SETTLEMENT    CURRENCY                          CONTRACT       VALUE AT         EXCHANGE
   DATE        AMOUNT        CURRENCY SOLD       AMOUNT    JANUARY 31, 2012    GAIN (LOSS)
----------   ----------   -----------------    ---------   ----------------   ------------
02/22/12      (20,518)    Pound Sterling        $(31,651)      $(32,327)       $  (676)
04/10/12        7,487     Euro                     9,827          9,796            (31)
04/10/12      (50,097)    Euro                   (63,675)       (65,544)        (1,869)
                                                --------       --------        -------
                                                $(85,499)      $(88,075)       $(2,576)
                                                ========       ========        =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                                 UNREALIZED
                                                                                  FOREIGN
SETTLEMENT    CURRENCY                          CONTRACT         VALUE AT         EXCHANGE
   DATE        AMOUNT        CURRENCY SOLD       AMOUNT      JANUARY 31, 2012    GAIN (LOSS)
----------   ----------   -----------------    ---------     ----------------   ------------
02/06/12       (70,035)   Pound Sterling       $  (108,674)     $ (110,356)       $ (1,682)
02/07/12       (74,732)   Pound Sterling          (116,610)       (117,757)         (1,147)
02/08/12        10,605    Pound Sterling            16,263          16,710             447
02/08/12       (80,058)   Pound Sterling          (124,708)       (126,147)         (1,439)
02/09/12       (75,027)   Pound Sterling          (116,372)       (118,219)         (1,847)
02/14/12       (76,950)   Pound Sterling          (119,206)       (121,245)         (2,039)
02/15/12       (79,933)   Pound Sterling          (122,774)       (125,944)         (3,170)
02/16/12       (62,334)   Pound Sterling           (95,531)        (98,213)         (2,682)
02/23/12       (70,729)   Pound Sterling          (109,266)       (111,435)         (2,169)
02/24/12       (75,489)   Pound Sterling          (117,287)       (118,933)         (1,646)
02/27/12       (76,162)   Pound Sterling          (118,469)       (119,992)         (1,523)
02/02/12       106,686    Euro                      135,520         139,551          4,031
02/02/12      (106,686)   Euro                    (139,024)       (139,551)           (527)
04/05/12       (52,074)   Euro                     (66,274)        (68,128)         (1,854)
04/05/12       (21,071)   Euro                     (26,816)        (27,566)           (750)
04/05/12       (21,241)   Euro                     (26,989)        (27,790)           (801)
04/05/12       (22,118)   Euro                     (28,377)        (28,937)           (560)
04/11/12      (106,954)   Euro                    (135,914)       (139,933)         (4,019)
04/13/12       (10,554)   Euro                     (13,941)        (13,809)            132
04/13/12        (8,729)   Euro                     (11,379)        (11,420)            (41)
04/13/12       (10,580)   Euro                     (13,693)        (13,842)           (149)
04/13/12       (22,135)   Euro                     (28,199)        (28,961)           (762)
04/13/12       (21,955)   Euro                     (27,805)        (28,726)           (921)
                                               -----------     -----------        --------
                                               $(1,515,525)    $(1,540,643)       $(25,118)
                                               ===========     ===========        ========


                                      1285

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                                 UNREALIZED
                                                                                  FOREIGN
SETTLEMENT    CURRENCY                          CONTRACT         VALUE AT         EXCHANGE
   DATE        AMOUNT         CURRENCY SOLD      AMOUNT      JANUARY 31, 2012    GAIN (LOSS)
----------   ----------   -------------------   --------     ----------------   ------------
02/13/12          (850)   Canadian Dollars      $   (828)        $   (847)         $ (19)
02/13/12          (112)   Canadian Dollars          (111)            (112)            (1)
02/13/12            75    Denmark Krone               13               13             --
02/13/12        (5,261)   Denmark Krone             (903)            (926)           (23)
02/13/12           102    Norwegian Krone             17               17             --
02/13/12           102    Norwegian Krone             17               17             --
02/13/12          (933)   Norwegian Krone           (155)            (159)            (4)
02/13/12        (4,725)   Norwegian Krone           (786)            (805)           (19)
02/13/12       425,492    Japanese Yen              5,526            5,583            57
02/13/12      (388,561)   Japanese Yen            (5,057)          (5,099)           (42)
02/13/12       (20,178)   Japanese Yen              (263)            (265)            (2)
02/13/12       (16,754)   Japanese Yen              (218)            (220)            (2)
04/23/12      (424,066)   Japanese Yen            (5,512)          (5,570)           (58)
04/23/12       (14,182)   Japanese Yen              (183)            (186)            (3)
02/13/12            75    Swedish Krona               11               11             --
02/13/12          (883)   Swedish Krona             (127)            (130)            (3)
02/13/12        (5,506)   Swedish Krona             (795)            (809)           (14)
02/13/12          (117)   Pound Sterling            (180)            (185)            (5)
02/13/12        (2,858)   Pound Sterling          (4,419)          (4,503)           (84)
04/05/12        (6,117)   Euro                    (7,786)          (8,003)          (217)
04/05/12          (118)   Euro                      (150)            (154)            (4)
04/05/12          (130)   Euro                      (165)            (169)            (4)
04/05/12          (495)   Euro                      (629)            (648)           (19)
04/05/12          (146)   Euro                      (187)            (191)            (4)
04/05/12          (156)   Euro                      (205)            (204)              1
02/13/12            17    Singapore Dollars           13               13              --
02/13/12           (14)   Singapore Dollars          (11)             (11)             --
02/13/12        (1,038)   Singapore Dollars         (801)            (826)           (25)
02/13/12          (230)   Singapore Dollars         (180)            (183)            (3)
02/13/12          (115)   New Zealand Dollars        (92)             (95)            (3)
02/13/12        (1,122)   New Zealand Dollars       (880)            (926)           (46)
                                                --------         --------          -----
                                                $(25,026)        $(25,572)         $(546)
                                                ========         ========          =====


                                      1286

DFA COMMODITY STRATEGY PORTFOLIO

                                                                         UNREALIZED
                                                                          FOREIGN
SETTLEMENT   CURRENCY                     CONTRACT       VALUE AT         EXCHANGE
   DATE       AMOUNT      CURRENCY SOLD    AMOUNT    JANUARY 31, 2012    GAIN (LOSS)
----------   --------     -------------   --------   ----------------   ------------
04/12/12      (2,090)     Euro            $ (2,738)      $ (2,734)          $   4
04/12/12      (2,108)     Euro              (2,729)        (2,758)            (29)
04/12/12      (4,424)     Euro              (5,615)        (5,789)           (174)
04/12/12      (4,149)     Euro              (5,324)        (5,428)           (104)
                                          --------       --------           -----
                                          $(16,406)      $(16,709)          $(303)
                                          ========       ========           =====

VA GLOBAL BOND PORTFOLIO

                                                                       UNREALIZED
                                                                        FOREIGN
SETTLEMENT   CURRENCY                   CONTRACT       VALUE AT         EXCHANGE
   DATE       AMOUNT    CURRENCY SOLD    AMOUNT    JANUARY 31, 2012   GAIN (LOSS)
----------   --------   -------------   --------   ----------------   -----------
02/24/12     (17,333)   Pound Sterling  $(26,919)      $(27,307)         $(388)
04/11/12      (1,059)   Euro              (1,344)        (1,386)           (42)
04/11/12      (3,485)   Euro              (4,429)        (4,560)           (131)
                                        --------       --------           -----
                                        $(32,692)      $(33,253)          $(561)
                                        ========       ========           =====

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R), in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

     A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading


                                      1287
day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

     The DFA Commodity Strategy Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

     At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

     The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

     6. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

     An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

     The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty


                                      1288
credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

     At January 31, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                            APPROXIMATE
                                                          EXPIRATION   NUMBER OF   CONTRACT    UNREALIZED       CASH
                                          DESCRIPTION        DATE      CONTRACTS     VALUE    GAIN (LOSS)    COLLATERAL
                                       ----------------   ----------   ---------   --------   -----------   ------------
Enhanced U.S. Large Company
   Portfolio........................   S&P 500 Index(R)   03/16/2012       525     $171,793      $8,598           --
DFA Selectively Hedged Global Equity
   Portfolio........................   S&P 500 EMini(R)   03/16/2012         9          589          19       $   36
Emerging Markets Core Equity
   Portfolio........................   S&P 500 EMini(R)   03/16/2012       978       64,005         (33)       4,744

     At January 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                             EXPIRATION   NUMBER OF   CONTRACT   UNREALIZED
DESCRIPTION                    DATE       CONTRACTS    VALUE     GAIN (LOSS)
--------------------------   ----------   ---------   --------   -----------
Brent Crude Futures            04/13/12       1       $  110         $ 1
Copper Futures                 05/31/12       1           96           1
Corn Futures                   05/16/12       5          159           9
Gold 100oz Futures             04/02/12       1          173           8
Live Cattle Futures            04/17/12       1           51           1
LME Prime Aluminum Futures     03/21/12       2          113          --
Natural Gas Futures            05/31/12       5          145           6
Soybean Futures                05/16/12       3          179           1
WTI Crude Futures              05/31/12       1          100          (1)
                                                      ------         ---
                                                      $1,126         $26
                                                      ======         ===

     Securities have been segregated as collateral for open futures contracts.

     7. Commodity-Linked Derivative Instruments: DFACommodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2012, the DFA Commodity Strategy Portfolio held $42,916,795 in the Subsidiary, representing 16% of DFA Commodity Strategy Portfolio's net assets.

     At January 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                 UNREALIZED
                 EXPIRATION         NOTIONAL    APPRECIATION
COUNTERPARTY        DATE             AMOUNT*   (DEPRECIATION)
--------------   ----------         --------   -------------
Citibank, N.A.    02/27/12    USD    $89,140       $(1,311)


                                      1289

                                                                  UNREALIZED
                                  EXPIRATION         NOTIONAL    APPRECIATION
COUNTERPARTY                         DATE             AMOUNT*   (DEPRECIATION)
-------------------------------   ----------         --------   --------------
Deutsche Bank AG, London Branch   02/27/12     USD   $ 77,865       $(1,147)
UBS AG                            02/27/12     USD    108,871        (1,603)
                                                     --------       -------
                                                     $275,876       $(4,061)
                                                     ========       =======

     8. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

     The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

     Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

     Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

     9. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity


                                      1290

Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

     Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

     Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

FEDERAL TAX COST

     At January 31, 2012, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio........................   $   174,927,001
U.S. Large Cap Value Portfolio...............................     6,046,028,982
U.S. Targeted Value Portfolio................................     2,853,310,971
U.S. Small Cap Value Portfolio...............................     7,214,804,004
U.S. Core Equity 1 Portfolio.................................     4,285,726,953
U.S. Core Equity 2 Portfolio.................................     6,766,303,755
U.S. Vector Equity Portfolio.................................     2,132,563,761
U.S. Small Cap Portfolio.....................................     4,411,953,657
U.S. Micro Cap Portfolio.....................................     3,499,286,778
DFA Real Estate Securities Portfolio.........................     3,215,537,883
Large Cap International Portfolio............................     1,971,226,600
International Core Equity Portfolio..........................     6,630,140,391
International Small Company Portfolio........................     5,893,179,919
Japanese Small Company Portfolio.............................       262,928,364
Asia Pacific Small Company Portfolio.........................       174,966,632
United Kingdom Small Company Portfolio.......................        31,366,585
Continental Small Company Portfolio..........................       121,297,677
DFA International Real Estate Securities Portfolio...........     1,265,621,902
DFA Global Real Estate Securities Portfolio..................       807,983,247
DFA International Small Cap Value Portfolio..................     9,073,281,959
International Vector Equity Portfolio........................       507,492,235
World ex U.S. Value Portfolio................................        53,579,666
DFA Selectively Hedged Global Equity Portfolio...............        19,614,700
Emerging Markets Portfolio...................................     1,528,467,674
Emerging Markets Small Cap Portfolio.........................     1,753,652,578
Emerging Markets Value Portfolio.............................    14,600,910,328
Emerging Markets Core Equity Portfolio.......................     6,339,979,098
DFA Commodity Strategy Portfolio.............................       262,517,254
DFA One-Year Fixed Income Portfolio..........................    7,858,468,180


                                      1291

DFA Two-Year Global Fixed Income Portfolio...................   $ 4,892,797,378
DFA Selectively Hedged Global Fixed Income Portfolio.........       744,250,050
DFA Short-Term Government Portfolio..........................     1,341,577,654
DFA Five-Year Global Fixed Income Portfolio..................     5,342,117,871
DFA World ex U.S. Government Fixed Income Portfolio..........        25,965,109
DFA Intermediate Government Fixed Income Portfolio...........     2,273,139,953
DFA Short-Term Extended Quality Portfolio....................     1,378,072,789
DFA Intermediate-Term Extended Quality Portfolio.............       386,351,368
DFA Investment Grade Portfolio...............................       316,048,642
DFA Inflation-Protected Securities Portfolio.................     1,753,402,457
DFA Short-Term Municipal Bond Portfolio......................     1,481,116,706
DFA California Short-Term Municipal Bond Portfolio...........       326,634,748
DFA California Intermediate-Term Municipal Bond Portfolio....        20,627,594
CSTG&E U.S. Social Core Equity 2 Portfolio...................        85,495,297
CSTG&E International Social Core Equity Portfolio............        92,214,548
U.S. Social Core Equity 2 Portfolio..........................       204,167,596
U.S. Sustainability Core 1 Portfolio.........................       154,300,606
International Sustainability Core 1 Portfolio................       139,766,566
DFA International Value ex Tobacco Portfolio.................        69,696,467
Emerging Markets Social Core Equity Portfolio................       261,203,809
Tax-Managed U.S. Marketwide Value Portfolio..................     1,846,109,538
Tax-Managed U.S. Equity Portfolio............................     1,027,360,097
Tax-Managed U.S. Targeted Value Portfolio....................     2,144,732,133
Tax-Managed U.S. Small Cap Portfolio.........................     1,114,603,431
T.A. U.S. Core Equity 2 Portfolio............................     2,485,922,373
Tax-Managed DFA International Value Portfolio................     1,960,534,100
T.A. World ex U.S. Core Equity Portfolio.....................     1,051,024,726
LWAS/DFA International High Book to Market Portfolio.........        63,982,353
VA U.S. Targeted Value Portfolio.............................       101,224,509
VA U.S. Large Value Portfolio................................       125,369,788
VA International Value Portfolio.............................       118,635,731
VA International Small Portfolio.............................       97,859,940
VA Short-Term Fixed Portfolio................................       126,610,717
VA Global Bond Portfolio.....................................       134,393,818

OTHER

     The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio. Thereafter, two additional and substantially similar class actions


                                      1292
were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series', The Tax-Managed U.S. Marketwide Value Series' and VA U.S. Large Value Portfolio's net asset value at this time.

     The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

RECENT ISSUED ACCOUNTING STANDARDS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.


                                      1293

                        THE DFA INVESTMENT TRUST COMPANY

================================================================================


                                      1294

                           THE U.S. LARGE CAP VALUE SERIES
                               SCHEDULE OF INVESTMENTS
                                  JANUARY 31, 2012
                                     (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (14.8%)
  #Best Buy Co., Inc............................................................         325,732   $     7,801,281
   Carnival Corp................................................................       2,385,423        72,039,775
  #CBS Corp. Class A............................................................           7,236           211,653
   CBS Corp. Class B............................................................       3,081,328        87,756,221
  *Clear Channel Outdoor Holdings, Inc. Class A.................................         168,716         2,041,464
   Comcast Corp. Class A........................................................      10,008,890       266,136,385
  #Comcast Corp. Special Class A................................................       3,843,964        97,982,642
  #D.R. Horton, Inc.............................................................       1,448,033        20,156,619
  #Dillard's, Inc. Class A......................................................         105,055         4,648,684
 #*Education Management Corp....................................................           2,149            54,864
  #Foot Locker, Inc.............................................................         579,754        15,212,745
 #*GameStop Corp. Class A.......................................................         610,703        14,266,022
   Gannett Co., Inc.............................................................         160,804         2,278,593
 #*General Motors Co............................................................         500,271        12,016,509
 #*Hyatt Hotels Corp. Class A...................................................          17,122           729,740
  #J.C. Penney Co., Inc.........................................................       1,078,085        44,794,432
  #Lennar Corp. Class A.........................................................         802,616        17,248,218
   Lennar Corp. Class B Voting..................................................           4,809            82,763
  *Liberty Interactive Corp. Class A............................................       3,316,465        56,777,881
  *Liberty Media Corp. - Liberty Capital Class A................................          65,287         5,380,302
   Macy's, Inc..................................................................         149,221         5,027,256
 #*MGM Resorts International....................................................       2,598,118        33,905,440
 #*Mohawk Industries, Inc.......................................................         392,417        24,000,224
  #News Corp. Class A...........................................................       9,024,175       169,925,215
   News Corp. Class B...........................................................       3,247,295        63,224,834
 #*Orchard Supply Hardware Stores Corp. Class A.................................          26,901           485,025
 #*Penn National Gaming, Inc....................................................         221,289         9,059,572
 #*PulteGroup, Inc..............................................................          20,241           150,795
  #Royal Caribbean Cruises, Ltd.................................................       1,043,290        28,356,622
 #*Sears Holdings Corp..........................................................         595,638        25,106,142
  #Service Corp. International..................................................         213,116         2,365,588
  #Staples, Inc.................................................................         663,884         9,712,623
   Time Warner Cable, Inc.......................................................       2,004,056       147,739,008
  #Time Warner, Inc.............................................................       5,908,159       218,956,373
  *Toll Brothers, Inc...........................................................         912,316        19,897,612
  #Washington Post Co. Class B..................................................          36,180        13,701,728
   Wendy's Co. (The)............................................................         224,200         1,051,498
  #Whirlpool Corp...............................................................         213,025        11,571,518
  #Wyndham Worldwide Corp.......................................................         879,722        34,977,747
                                                                                                   ---------------
TOTAL Consumer Discretionary....................................................                     1,546,831,613
                                                                                                   ---------------
Consumer Staples -- (8.7%)
   Archer-Daniels-Midland Co....................................................       3,155,848        90,351,928
  #Bunge, Ltd...................................................................         531,238        30,424,000
 #*Constellation Brands, Inc. Class A...........................................         933,566        19,511,529
  *Constellation Brands, Inc. Class B...........................................             153             3,198
  #Corn Products International, Inc.............................................         144,538         8,020,414
   CVS Caremark Corp............................................................       6,782,368       283,163,864
   Fortune Brands, Inc..........................................................         750,571        39,262,369
  #J.M. Smucker Co..............................................................         567,540        44,710,801
   Kraft Foods, Inc. Class A....................................................       6,937,764       265,716,361
  #Molson Coors Brewing Co. Class B.............................................         802,754        34,430,119
  *Ralcorp Holdings, Inc........................................................         218,241        19,085,175
  #Safeway, Inc.................................................................       1,082,518        23,793,746
 #*Smithfield Foods, Inc........................................................         780,989        17,439,484
   Tyson Foods, Inc. Class A....................................................       1,845,901        34,407,595
                                                                                                   ---------------
TOTAL Consumer Staples..........................................................                       910,320,583
                                                                                                   ---------------


                                      1295

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (16.7%)
   Anadarko Petroleum Corp......................................................       2,574,876   $   207,843,991
   Apache Corp..................................................................         971,228        96,035,025
   Baker Hughes, Inc............................................................          27,157         1,334,223
   Cabot Oil & Gas Corp.........................................................          28,870           920,953
  #Chesapeake Energy Corp.......................................................       3,267,150        69,034,880
   Chevron Corp.................................................................       1,037,175       106,911,999
   ConocoPhillips...............................................................       5,710,341       389,502,360
 #*Denbury Resources, Inc.......................................................       1,392,093        26,254,874
  #Devon Energy Corp............................................................         979,281        62,487,921
  #Helmerich & Payne, Inc.......................................................         513,387        31,681,112
   Hess Corp....................................................................       1,567,373        88,243,100
  #Marathon Oil Corp............................................................       3,625,708       113,810,974
   Marathon Petroleum Corp......................................................       1,791,952        68,488,405
  #Murphy Oil Corp..............................................................         679,914        40,522,874
  *Nabors Industries, Ltd.......................................................       1,355,841        25,245,759
   National Oilwell Varco, Inc..................................................       1,891,996       139,969,864
  *Noble Corp...................................................................         366,891        12,782,482
  #Patterson-UTI Energy, Inc....................................................         732,485        13,821,992
   Pioneer Natural Resources Co.................................................         550,341        54,648,861
  *Plains Exploration & Production Co...........................................         664,529        25,066,034
  #QEP Resources, Inc...........................................................         431,083        12,346,217
  *Rowan Cos., Inc..............................................................         595,894        20,266,355
   Teekay Corp..................................................................             300             8,226
 #*Tesoro Corp..................................................................         605,336        15,151,560
  #Tidewater, Inc...............................................................         276,715        14,901,103
   Transocean, Ltd..............................................................         278,643        13,179,814
 #*Unit Corp....................................................................          23,478         1,062,380
  #Valero Energy Corp...........................................................       2,806,975        67,339,330
  *Weatherford International, Ltd...............................................       1,009,406        16,897,456
  *Whiting Petroleum Corp.......................................................          67,650         3,388,588
                                                                                                   ---------------
TOTAL Energy....................................................................                     1,739,148,712
                                                                                                   ---------------
Financials -- (16.6%)
  *Allegheny Corp...............................................................          17,416         5,039,320
   Allied World Assurance Co. Holdings AG.......................................         188,355        11,589,483
   Allstate Corp. (The).........................................................       1,403,172        40,481,512
   Alterra Capital Holdings, Ltd................................................          35,444           856,681
 #*American Capital, Ltd........................................................         788,816         6,484,068
   American Financial Group, Inc................................................         582,168        21,348,101
  *American International Group, Inc............................................         225,725         5,667,955
   American National Insurance Co...............................................          92,565         6,743,360
   Assurant, Inc................................................................         493,401        19,538,680
   Assured Guaranty, Ltd........................................................           7,543           116,992
   Axis Capital Holdings, Ltd...................................................         613,817        18,893,287
   Bank of America Corp.........................................................      23,609,592       168,336,391
   Bank of New York Mellon Corp. (The)..........................................          32,082           645,811
   Capital One Financial Corp...................................................       2,402,805       109,928,329
  #Cincinnati Financial Corp....................................................          20,753           678,208
  *CIT Group, Inc...............................................................         141,327         5,390,212
   Citigroup, Inc...............................................................       7,841,714       240,897,454
   CME Group, Inc...............................................................         319,869        76,611,824
   CNA Financial Corp...........................................................       1,544,588        42,522,508
 #*E*Trade Financial Corp.......................................................          57,660           472,235
   Everest Re Group, Ltd........................................................         231,133        19,738,758
  *Genworth Financial, Inc. Class A.............................................       2,390,330        18,429,444
   Hartford Financial Services Group, Inc.......................................       2,160,202        37,846,739
  #Hudson City Bancorp, Inc.....................................................           1,765            11,878
   JPMorgan Chase & Co..........................................................       1,496,828        55,831,684
   KeyCorp......................................................................       3,863,464        30,019,115
  #Legg Mason, Inc..............................................................         721,237        18,369,906
  #Lincoln National Corp........................................................       1,587,360        34,191,734


                                      1296

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Loews Corp...................................................................       2,340,216   $    87,313,459
   MetLife, Inc.................................................................       4,759,859       168,165,818
   Morgan Stanley...............................................................       3,076,864        57,383,514
  *NASDAQ OMX Group, Inc. (The).................................................         840,414        20,825,459
  #Old Republic International Corp..............................................       1,371,493        13,550,351
   PartnerRe, Ltd...............................................................         186,014        12,169,036
   People's United Financial, Inc...............................................          38,007           468,626
   PNC Financial Services Group, Inc............................................              22             1,296
  *Popular, Inc.................................................................           5,683             8,922
   Principal Financial Group, Inc...............................................         461,260        12,597,011
  #Prudential Financial, Inc....................................................       2,340,342       133,961,176
   Regions Financial Corp.......................................................       5,735,171        29,937,593
  #Reinsurance Group of America, Inc............................................         428,134        23,329,022
   SunTrust Banks, Inc..........................................................       2,564,707        52,756,023
   Transatlantic Holdings, Inc..................................................         296,194        16,423,957
  #Unum Group...................................................................       1,898,589        43,344,787
   Validus Holdings, Ltd........................................................         329,771        10,575,756
   White Mountains Insurance Group, Ltd.........................................          33,758        15,232,960
   XL Group P.L.C...............................................................       1,435,288        29,093,288
  #Zions Bancorporation.........................................................         777,171        13,087,560
                                                                                                   ---------------
TOTAL Financials................................................................                     1,736,907,283
                                                                                                   ---------------
Health Care -- (9.2%)
   Aetna, Inc...................................................................       1,957,594        85,546,858
 #*Alere, Inc...................................................................         154,334         3,727,166
 #*Boston Scientific Corp.......................................................       6,689,559        39,869,772
  *CareFusion Corp..............................................................         917,825        21,981,909
   Cigna Corp...................................................................          14,351           643,355
  *Community Health Systems, Inc................................................             242             4,525
 #*Coventry Health Care, Inc....................................................         670,877        20,173,271
 #*Endo Pharmaceuticals Holdings, Inc...........................................         165,930         6,167,618
  *Forest Laboratories, Inc.....................................................          67,910         2,158,180
  *Hologic, Inc.................................................................       1,229,548        25,070,484
   Humana, Inc..................................................................         712,843        63,457,284
  *Life Technologies Corp.......................................................          19,795           958,672
  #Omnicare, Inc................................................................         602,337        19,774,724
   PerkinElmer, Inc.............................................................         438,767        10,521,633
  #Pfizer, Inc..................................................................      17,801,084       380,943,198
  #Teleflex, Inc................................................................          89,297         5,464,083
  *Thermo Fisher Scientific, Inc................................................       1,994,284       105,497,624
   WellPoint, Inc...............................................................       2,580,122       165,953,447
                                                                                                   ---------------
TOTAL Health Care...............................................................                       957,913,803
                                                                                                   ---------------
Industrials -- (14.0%)
 #*AECOM Technology Corp........................................................          60,610         1,387,363
 #*AGCO Corp....................................................................         252,065        12,837,670
  *CNH Global N.V...............................................................             952            39,736
   Covanta Holding Corp.........................................................         106,739         1,525,300
   CSX Corp.....................................................................       6,342,908       143,032,575
   FedEx Corp...................................................................          53,779         4,920,241
 #*Fortune Brands Home & Security, Inc..........................................         742,497        13,788,169
   General Electric Co..........................................................      21,867,055       409,132,599
 #*Hertz Global Holdings, Inc...................................................         876,229        11,916,714
 #*Ingersoll-Rand P.L.C.........................................................         838,990        29,314,311
  *KAR Auction Services, Inc....................................................             245             3,611
  #L-3 Communications Holdings, Inc.............................................         407,736        28,843,245
  #Norfolk Southern Corp........................................................       2,045,548       147,688,566
  #Northrop Grumman Corp........................................................       1,627,982        94,504,355
 #*Owens Corning, Inc...........................................................         589,248        19,887,120
  #Pentair, Inc.................................................................         357,602        13,166,906
 #*Quanta Services, Inc.........................................................         473,806        10,234,210


                                      1297

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #R. R. Donnelley & Sons Co....................................................         669,338   $     7,603,680
  #Raytheon Co..................................................................         188,494         9,045,827
   Republic Services, Inc.......................................................       1,061,717        31,087,074
   Ryder System, Inc............................................................         297,607        16,749,322
  #Southwest Airlines Co........................................................       4,290,532        41,103,297
   SPX Corp.....................................................................             316            22,003
   Stanley Black & Decker, Inc..................................................         528,407        37,083,603
  #Trinity Industries, Inc......................................................           2,800            88,088
   Tyco International, Ltd......................................................       1,433,965        73,060,517
   Union Pacific Corp...........................................................       2,552,964       291,829,315
  *URS Corp.....................................................................         378,541        15,576,962
                                                                                                   ---------------
TOTAL Industrials...............................................................                     1,465,472,379
                                                                                                   ---------------
Information Technology -- (3.3%)
  #Activision Blizzard, Inc.....................................................       2,612,644        32,240,026
 #*Arrow Electronics, Inc.......................................................         568,882        23,489,138
  *Avnet, Inc...................................................................         711,662        24,815,654
   AVX Corp.....................................................................         292,217         3,845,576
 #*Brocade Communications Systems, Inc..........................................         419,260         2,352,049
  #Computer Sciences Corp.......................................................         897,932        23,193,584
   Corning, Inc.................................................................       1,862,728        23,973,309
  #Fidelity National Information Services, Inc..................................       1,328,465        37,940,960
   Hewlett-Packard Co...........................................................         531,045        14,858,639
  #IAC/InterActiveCorp..........................................................         540,265        23,269,214
  *Ingram Micro, Inc. Class A...................................................         911,755        17,305,110
 #*Micron Technology, Inc.......................................................       3,193,681        24,240,039
   Molex, Inc. Class A..........................................................             183             4,006
 #*Tech Data Corp...............................................................          18,421           956,418
  *Western Digital Corp.........................................................         773,008        28,098,841
   Xerox Corp...................................................................       5,490,094        42,548,228
 #*Yahoo!, Inc..................................................................       1,444,811        22,351,226
                                                                                                   ---------------
TOTAL Information Technology....................................................                       345,482,017
                                                                                                   ---------------
Materials -- (2.7%)
  #Alcoa, Inc...................................................................       5,357,434        54,431,529
  #Ashland, Inc.................................................................         376,837        23,763,341
   Cliffs Natural Resources, Inc................................................         109,715         7,926,909
  *Coeur d'Alene Mines Corp.....................................................          80,030         2,213,630
   Cytec Industries, Inc........................................................          66,976         3,339,423
  #Domtar Corp..................................................................         199,193        17,206,291
   Huntsman Corp................................................................          56,811           723,204
   International Paper Co.......................................................       2,299,481        71,605,838
  *LyondellBasell Industries NV Class A.........................................          15,558           670,550
  #MeadWestavco Corp............................................................         988,501        29,101,469
  #Nucor Corp...................................................................          72,514         3,226,148
  #Reliance Steel & Aluminum Co.................................................         363,907        19,359,852
  #Rock-Tenn Co. Class A........................................................          62,385         3,859,136
   Sealed Air Corp..............................................................         234,893         4,681,418
  #Steel Dynamics, Inc..........................................................         893,527        14,251,756
  *SunCoke Energy, Inc..........................................................               1                 9
  #United States Steel Corp.....................................................          97,681         2,948,989
  #Vulcan Materials Co..........................................................         576,439        25,282,615
  #Westlake Chemical Corp.......................................................          11,549           675,039
                                                                                                   ---------------
TOTAL Materials.................................................................                       285,267,146
                                                                                                   ---------------
Telecommunication Services -- (5.9%)
   AT&T, Inc....................................................................      13,051,618       383,848,085
  #CenturyLink, Inc.............................................................       2,198,659        81,416,343
  #Frontier Communications Corp.................................................       1,781,243         7,623,720
  *MetroPCS Communications, Inc.................................................       1,453,136        12,845,722


                                      1298

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Telecommunication Services -- (Continued)
 #*NII Holdings, Inc............................................................         110,211   $     2,216,343
  *Sprint Nextel Corp...........................................................      13,961,200        29,597,744
 #*Telephone & Data Systems, Inc................................................         562,342        14,789,588
 #*United States Cellular Corp..................................................         265,925        12,197,980
  #Verizon Communications, Inc..................................................       1,811,751        68,230,543
                                                                                                   ---------------
TOTAL Telecommunication Services................................................                       612,766,068
                                                                                                   ---------------
Utilities -- (1.2%)
 #*AES Corp.....................................................................       2,200,646        28,080,243
  *Calpine Corp.................................................................       1,267,319        18,502,857
  *NRG Energy, Inc..............................................................         987,176        16,663,531
   Public Service Enterprise Group, Inc.........................................       1,927,118        58,468,760
                                                                                                   ---------------
TOTAL Utilities.................................................................                       121,715,391
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     9,721,824,995
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp..........................................          21,756            43,512
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      14,766,497        14,766,497
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT
                                                                                   -------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@DFA Short Term Investment Fund..............................................     710,917,448       710,917,448
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
   $938,961 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
   $943,095) to be repurchased at $920,554......................................   $         921           920,549
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       711,837,997
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,370,356,614)^^......................................................                   $10,448,473,001
                                                                                                   ===============


                                      1299

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                         VALUATION INPUTS
                                    ---------------------------------------------------------
                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------------
                                       LEVEL 1          LEVEL 2     LEVEL 3       TOTAL
                                    --------------   ------------   -------   ---------------
Common Stocks
   Consumer Discretionary........   $1,546,831,613             --      --     $ 1,546,831,613
   Consumer Staples..............      910,320,583             --      --         910,320,583
   Energy........................    1,739,148,712             --      --       1,739,148,712
   Financials....................    1,736,907,283             --      --       1,736,907,283
   Health Care...................      957,913,803             --      --         957,913,803
   Industrials...................    1,465,472,379             --      --       1,465,472,379
   Information Technology........      345,482,017             --      --         345,482,017
   Materials.....................      285,267,146             --      --         285,267,146
   Telecommunication Services....      612,766,068             --      --         612,766,068
   Utilities.....................      121,715,391             --      --         121,715,391
Preferred Stocks
   Consumer Discretionary........           43,512             --      --              43,512
Temporary Cash Investments.......       14,766,497             --      --          14,766,497
Securities Lending Collateral....               --   $711,837,997      --         711,837,997
                                    --------------   ------------     ---     ---------------
TOTAL............................   $9,736,635,004   $711,837,997      --     $10,448,473,001
                                    ==============   ============     ===     ===============


     See accompanying Notes to Schedules of Investments.


                                      1300

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (4.9%)
   Alumina, Ltd.................................................................       2,919,489   $     3,969,063
  #Alumina, Ltd. Sponsored ADR..................................................         172,484           938,313
   Amcor, Ltd...................................................................         747,124         5,582,757
   Amcor, Ltd. Sponsored ADR....................................................          77,103         2,296,898
   Asciano Group, Ltd...........................................................       1,275,861         6,363,432
   Australia & New Zealand Banking Group, Ltd...................................       1,007,475        22,915,279
  #Bank of Queensland, Ltd......................................................         340,897         2,740,870
   Bendigo Bank, Ltd............................................................         573,155         5,041,771
  #Boral, Ltd...................................................................       1,547,524         6,634,489
   Caltex Australia, Ltd........................................................         351,425         4,745,955
   Crown, Ltd...................................................................         957,925         8,227,433
  *Downer EDI, Ltd..............................................................         132,490           507,773
  *Echo Entertainment Group, Ltd................................................       1,526,918         5,860,776
  #Fairfax Media, Ltd...........................................................       4,500,769         3,535,372
  #Harvey Norman Holdings, Ltd..................................................         991,617         2,167,917
   Incitec Pivot, Ltd...........................................................       4,149,937        14,134,960
   Insurance Australia Group, Ltd...............................................       1,979,602         6,116,704
   Lend Lease Group NL..........................................................         773,285         6,034,344
   Macquarie Group, Ltd.........................................................         568,086        15,368,243
   National Australia Bank, Ltd.................................................       1,749,697        44,287,178
   New Hope Corp., Ltd..........................................................          51,436           307,067
   OneSteel, Ltd................................................................       2,331,726         1,831,342
   Origin Energy, Ltd...........................................................       2,282,669        33,305,008
   OZ Minerals, Ltd.............................................................         497,884         5,763,361
   Primary Health Care, Ltd.....................................................          28,910            91,313
  *Qantas Airways, Ltd..........................................................       2,850,317         4,765,110
  *Rio Tinto, Ltd...............................................................          39,212         2,876,976
   Santos, Ltd..................................................................       1,552,780        22,167,766
  #Seven Group Holdings, Ltd....................................................         326,621         2,721,284
   Sims Metal Management, Ltd...................................................         124,128         1,983,296
  #Sims Metal Management, Ltd. Sponsored ADR....................................         124,013         1,982,968
   Sonic Healthcare, Ltd........................................................         329,113         3,925,345
   Suncorp Group, Ltd...........................................................       3,142,301        28,024,564
   TABCORP Holdings, Ltd........................................................       1,636,394         5,055,369
   Tatts Group, Ltd.............................................................       2,432,480         6,552,481
   Toll Holdings, Ltd...........................................................         662,085         3,511,875
   Treasury Wine Estates, Ltd...................................................          57,895           213,613
   Washington H. Soul Pattinson & Co., Ltd......................................         113,801         1,660,186
   Wesfarmers, Ltd..............................................................       2,578,622        82,898,834
                                                                                                   ---------------
TOTAL AUSTRALIA.................................................................                       377,107,285
                                                                                                   ---------------

AUSTRIA -- (0.3%)
  #Erste Group Bank AG..........................................................         342,508         7,545,700
   OMV AG.......................................................................         286,325         9,395,652
  #Raiffeisen Bank International AG.............................................          35,757         1,220,394
   Voestalpine AG...............................................................          64,901         2,133,183
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                        20,294,929
                                                                                                   ---------------
BELGIUM -- (0.7%)
   Ageas SA.....................................................................       2,527,359         5,267,704
   Delhaize Group SA............................................................         235,124        12,818,069
   Delhaize Group SA Sponsored ADR..............................................          52,900         2,894,159
   D'ieteren SA.................................................................           1,857            92,493
   KBC Groep NV.................................................................         322,512         6,148,454
  #Solvay SA....................................................................         180,191        17,830,897
   UCB SA.......................................................................         292,608        11,918,797
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        56,970,573
                                                                                                   ---------------


                                      1301

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CANADA -- (11.1%)
   Astral Media, Inc. Class A...................................................          40,138   $     1,411,055
  #Bell Aliant, Inc.............................................................         162,757         4,557,910
  #Cameco Corp..................................................................         248,320         5,760,370
   Canadian National Resources, Ltd.............................................         528,860        20,949,755
  #Canadian Pacific Railway, Ltd................................................         266,453        19,002,747
  #Canadian Tire Corp. Class A..................................................         214,347        13,736,849
   Canadian Utilities, Ltd. Class A.............................................          14,436           869,011
  *CGI Group, Inc. Class A......................................................          44,129           891,206
   Empire Co., Ltd. Class A.....................................................          65,500         3,690,785
  #Encana Corp..................................................................       2,051,015        39,293,905
  #Enerplus Corp................................................................         371,811         8,862,355
   Ensign Energy Services, Inc..................................................         452,198         7,035,293
   Fairfax Financial Holdings, Ltd..............................................          54,622        22,171,291
  #Genworth MI Canada, Inc......................................................          84,524         1,916,900
   George Weston, Ltd...........................................................         139,152         9,035,790
   Goldcorp, Inc................................................................         839,720        40,616,755
   Groupe Aeroplan, Inc.........................................................          97,912         1,216,698
  #Husky Energy, Inc............................................................         783,918        19,146,456
   Industrial Alliance Insurance & Financial Services, Inc......................         168,485         4,451,150
  #Inmet Mining Corp............................................................         154,478        10,322,156
   Intact Financial Corp........................................................          99,400         5,860,704
  *Katanga Mining, Ltd..........................................................         156,578           198,319
   Kinross Gold Corp............................................................       2,678,826        30,269,371
  #Loblaw Cos., Ltd.............................................................         224,875         8,163,409
  *Lundin Mining Corp...........................................................       1,008,210         5,097,860
  #Magna International, Inc.....................................................         583,936        24,121,501
  #Manulife Financial Corp......................................................       4,206,497        49,125,441
   Methanex Corp................................................................          68,615         1,868,145
   Metro, Inc. Class A..........................................................         118,665         6,478,231
   National Bank of Canada......................................................          38,567         2,893,198
   Nexen, Inc...................................................................       1,734,907        31,092,329
  #Pengrowth Energy Corp........................................................         650,371         6,518,628
  #Penn West Petroleum, Ltd.....................................................         783,332        17,069,716
  *Precision Drilling Corp......................................................         706,616         7,251,500
  #Progress Energy Resources Corp...............................................         394,565         4,178,997
   Progressive Waste Solutions, Ltd.............................................         122,391         2,779,339
 #*Quadra FNX Mining, Ltd.......................................................         397,631         5,964,267
   Quebecor, Inc. Class B.......................................................          60,800         2,153,194
  *Sears Canada, Inc............................................................           2,159            25,106
  #Sun Life Financial, Inc......................................................       1,513,735        30,329,048
   Suncor Energy, Inc...........................................................       3,046,286       104,935,393
   Talisman Energy, Inc.........................................................       1,986,345        23,732,336
   Teck Resources, Ltd. Class A.................................................           4,115           181,188
  #Teck Resources, Ltd. Class B.................................................       1,483,730        62,918,320
   Telus Corp. Non-Voting.......................................................         175,881         9,428,148
  #Thomson Reuters Corp.........................................................       1,832,184        50,322,477
  #TransAlta Corp...............................................................         602,148        12,226,721
  #TransCanada Corp.............................................................       1,844,848        75,895,063
 #*Uranium One, Inc.............................................................         632,800         1,615,606
  #Viterra, Inc.................................................................         861,686         9,272,556
  #Yamana Gold, Inc.............................................................       1,777,340        30,753,814
                                                                                                   ---------------
TOTAL CANADA....................................................................                       857,658,362
                                                                                                   ---------------
DENMARK -- (1.1%)
  *A.P. Moeller-Maersk A.S. Series A............................................             591         4,155,286
   A.P. Moeller-Maersk A.S. Series B............................................           3,855        28,428,821
   Carlsberg A.S. Series B......................................................         312,511        23,821,574
  *Danske Bank A.S..............................................................       1,413,008        20,595,379
  *H. Lundbeck A.S..............................................................          76,382         1,508,264
   Rockwool International A.S. Series B.........................................             246            23,365
  *TDC A.S......................................................................         343,687         2,683,054


                                      1302

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
 #*Vestas Wind Systems A.S......................................................         348,128   $     3,927,688
   TOTAL DENMARK................................................................      85,143,431
   FINLAND -- (0.6%)
  *Kesko Oyj Series A...........................................................             662            23,317
   Kesko Oyj Series B...........................................................         138,917         4,909,888
  *Neste Oil Oyj................................................................          69,191           777,806
   Sampo Oyj Series A...........................................................         378,030         9,964,591
   Stora Enso Oyj Series R......................................................       1,304,065         9,312,601
  #Stora Enso Oyj Sponsored ADR.................................................          91,500           650,565
   UPM-Kymmene Oyj..............................................................       1,346,790        17,315,627
  #UPM-Kymmene Oyj Sponsored ADR................................................          69,300           887,733
                                                                                                   ---------------
TOTAL FINLAND...................................................................                        43,842,128
                                                                                                   ---------------
FRANCE -- (8.6%)
  *Arkema SA....................................................................         168,158        13,630,882
   AXA SA.......................................................................       4,058,877        61,802,857
  #AXA SA Sponsored ADR.........................................................         140,900         2,148,725
   BNP Paribas SA...............................................................         945,478        40,215,115
   Bollore SA...................................................................          18,716         3,798,615
 #*Bouygues SA..................................................................         168,992         5,277,872
  #Cap Gemini SA................................................................         324,351        11,857,971
   Casino Guichard Perrachon SA.................................................         139,924        12,468,120
   Cie de Saint-Gobain SA.......................................................       1,039,077        46,406,109
  *Cie Generale de Geophysique - Veritas SA.....................................          34,302           960,090
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR.......................         141,089         3,950,492
   Cie Generale des Establissements Michelin SA Series B........................         334,922        22,980,371
   Ciments Francais SA..........................................................          26,702         1,972,914
   CNP Assurances SA............................................................         318,796         4,300,179
   Credit Agricole SA...........................................................       2,838,495        17,540,888
  *Eiffage SA...................................................................          16,693           513,099
   Electricite de France SA.....................................................         379,713         8,768,104
   France Telecom SA............................................................       3,803,372        57,176,295
   GDF Suez SA..................................................................       2,974,295        80,973,943
   Groupe Eurotunnel SA.........................................................         907,172         7,488,411
   Lafarge SA...................................................................         505,082        20,666,081
   Lagardere SCA................................................................         243,906         6,949,878
   Natixis SA...................................................................       2,026,810         6,243,494
   Peugeot SA...................................................................         358,364         6,631,068
   PPR SA.......................................................................         161,317        25,473,158
   Renault SA...................................................................         500,084        21,392,901
   Rexel SA.....................................................................         243,067         4,795,762
   Sanofi SA....................................................................         161,222        11,953,419
  #Sanofi SA ADR................................................................         651,672        24,196,581
   SCOR SE......................................................................         198,036         4,988,569
  #Societe Generale SA..........................................................       1,383,654        36,989,124
   STMicroelectronics NV........................................................       1,542,301        10,293,218
  #Thales SA....................................................................          27,549           944,022
  *Vallourec SA.................................................................          44,398         3,005,164
   Vivendi SA...................................................................       3,567,218        74,837,940
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       663,591,431
                                                                                                   ---------------
GERMANY -- (7.6%)
   Allianz SE...................................................................         405,395        44,689,582
   Allianz SE Sponsored ADR.....................................................       2,834,240        31,488,406
   Bayerische Motoren Werke AG..................................................         915,762        78,584,601
  *Celesio AG...................................................................          21,566           416,432
 #*Commerzbank AG...............................................................       3,033,545         7,292,265
   Daimler AG...................................................................       2,088,586       115,921,555
   Deutsche Bank AG (5750355)...................................................       1,039,440        44,288,761


                                      1303

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #Deutsche Bank AG (D18190898).................................................         420,711   $    17,960,153
   Deutsche Lufthansa AG........................................................         464,311         6,447,117
   Deutsche Telekom AG..........................................................       2,852,483        32,137,037
  #Deutsche Telekom AG Sponsored ADR............................................       3,099,741        35,089,068
   E.ON AG......................................................................       2,636,016        56,560,657
   Fraport AG...................................................................          37,336         2,243,674
   Generali Deutschland Holding AG..............................................           8,679           651,846
   Hannover Rueckversicherung AG................................................          74,974         3,994,161
   Heidelberger Zement AG.......................................................         201,967         9,964,802
  #Merck KGaA...................................................................          50,209         5,246,274
   Munchener Rueckversicherungs-Gesellschaft AG.................................         395,244        51,542,462
 #*RWE AG.......................................................................         317,533        12,194,194
   Salzgitter AG................................................................          79,216         4,747,721
   SCA Hygiene Products SE......................................................           3,195         1,401,511
  #Suedzucker AG................................................................          54,734         1,620,169
  #ThyssenKrupp AG..............................................................         368,208        10,496,228
   Volkswagen AG................................................................          46,763         7,584,807
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       582,563,483
                                                                                                   ---------------
GREECE -- (0.1%)
   Hellenic Petroleum S.A.......................................................         334,517         2,523,699
  *National Bank of Greece S.A..................................................         705,803         2,533,605
                                                                                                   ---------------
TOTAL GREECE....................................................................                         5,057,304
                                                                                                   ---------------
HONG KONG -- (1.5%)
   Cathay Pacific Airways, Ltd..................................................         142,000           282,279
   Dah Sing Banking Group, Ltd..................................................           4,000             4,039
   Dah Sing Financial Holdings, Ltd.............................................         113,650           391,592
   Great Eagle Holdings, Ltd....................................................         860,324         2,121,407
   Hang Lung Group, Ltd.........................................................         436,000         2,771,479
   Henderson Land Development Co., Ltd..........................................       3,286,114        17,872,525
   Hong Kong & Shanghai Hotels, Ltd.............................................       2,025,348         2,703,078
   Hopewell Holdings, Ltd.......................................................       1,064,169         2,784,919
   Hutchison Whampoa, Ltd.......................................................       5,618,000        53,363,003
  #Hysan Development Co., Ltd...................................................       1,040,362         4,106,105
   Kowloon Development Co., Ltd.................................................           4,000             3,748
   New World Development Co., Ltd...............................................       8,159,476         8,926,585
   Orient Overseas International, Ltd...........................................         488,000         2,541,444
  #Sino Land Co., Ltd...........................................................       1,645,352         2,740,695
   Wharf Holdings, Ltd..........................................................         975,990         5,566,730
   Wheelock & Co., Ltd..........................................................       3,482,000        11,110,081
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                       117,289,709
                                                                                                   ---------------
IRELAND -- (0.2%)
   CRH P.L.C....................................................................         590,083        11,725,178
   CRH P.L.C. Sponsored ADR.....................................................         259,888         5,179,568
                                                                                                   ---------------
TOTAL IRELAND...................................................................                        16,904,746
                                                                                                   ---------------
ISRAEL -- (0.5%)
   Bank Hapoalim B.M............................................................       2,940,875        10,213,635
   Bank Leumi Le-Israel B.M.....................................................       2,840,659         9,228,516
   Bezeq Israeli Telecommunication Corp., Ltd...................................       1,176,671         2,032,603
   Elbit Systems, Ltd...........................................................          57,084         2,373,999
   Israel Chemicals, Ltd........................................................         516,264         5,388,414
  *Israel Discount Bank, Ltd. Series A..........................................       1,954,545         2,803,626
  *Mellanox Technologies, Ltd...................................................           1,627            58,918
  *NICE Systems, Ltd............................................................          11,443           410,425
  *NICE Systems, Ltd. Sponsored ADR.............................................         160,983         5,788,949
  *Oil Refineries, Ltd..........................................................          56,525            33,410
   Partner Communications Co., Ltd..............................................          95,455           786,356


                                      1304

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Strauss Group, Ltd...........................................................          17,492   $       214,310
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                        39,333,161
                                                                                                   ---------------
ITALY -- (1.3%)
  #Banca Monte Dei Paschi di Siena SpA..........................................       5,888,363         2,241,509
 #*Fiat SpA.....................................................................       1,258,247         7,572,696
  #Finmeccanica SpA.............................................................       1,096,376         4,947,972
   Intesa Sanpaolo SpA..........................................................       9,944,263        19,046,826
   Parmalat SpA.................................................................         549,613         1,042,921
   Telecom Italia SpA...........................................................       5,476,933         5,581,265
  #Telecom Italia SpA Sponsored ADR.............................................       1,874,500        19,157,390
  #UniCredit SpA................................................................       6,558,055        32,709,705
  #Unione di Banche Italiane ScpA...............................................       1,179,907         5,431,123
                                                                                                   ---------------
TOTAL ITALY.....................................................................                        97,731,407
                                                                                                   ---------------
JAPAN -- (18.9%)
   77 Bank, Ltd. (The)..........................................................         737,372         3,403,908
  #AEON Co., Ltd................................................................       1,886,800        24,917,390
   Aisin Seiki Co., Ltd.........................................................         254,300         8,050,493
   Ajinomoto Co., Inc...........................................................       1,189,000        14,390,789
   Alfresa Holdings Corp........................................................          85,700         3,761,768
   Amada Co., Ltd...............................................................         821,000         5,690,953
   Aozora Bank, Ltd.............................................................         991,000         2,763,933
   Asahi Kasei Corp.............................................................         968,000         6,144,093
  #Asatsu-DK, Inc...............................................................          32,500           907,091
   Autobacs Seven Co., Ltd......................................................          71,600         3,314,141
   Awa Bank, Ltd. (The).........................................................          65,600           445,390
   Bank of Kyoto, Ltd. (The)....................................................         731,400         6,319,215
   Bank of Yokohama, Ltd. (The).................................................       1,279,000         5,939,809
   Bridgestone Corp.............................................................         523,400        11,975,948
   Canon Marketing Japan, Inc...................................................         124,900         1,531,542
  #Casio Computer Co., Ltd......................................................         249,300         1,466,988
   Chiba Bank, Ltd. (The).......................................................         980,000         6,098,477
   Chugoku Bank, Ltd. (The).....................................................         403,800         5,519,033
   Chuo Mitsui Trust Holdings, Inc..............................................       5,611,629        17,604,228
   Citizen Holdings Co., Ltd....................................................         511,000         3,107,550
   Coca-Cola West Co., Ltd......................................................         109,007         1,877,634
   COMSYS Holdings Corp.........................................................         151,700         1,699,099
   Cosmo Oil Co., Ltd...........................................................       1,212,364         3,534,318
   Credit Saison Co., Ltd.......................................................         302,600         6,174,141
   Dai Nippon Printing Co., Ltd.................................................       1,815,000        19,573,451
   Daicel Chemical Industries, Ltd..............................................         515,000         3,238,397
   Daido Steel Co., Ltd.........................................................         324,000         2,126,875
   Dainippon Sumitomo Pharma Co., Ltd...........................................         313,600         3,624,740
   Daiwa Securities Group, Inc..................................................       3,272,000        11,789,529
   Denso Corp...................................................................         203,988         6,075,869
 #*Elpida Memory, Inc...........................................................         366,400         1,556,616
   Fuji Heavy Industries, Ltd...................................................       1,298,000         8,843,428
   Fuji Television Network, Inc.................................................           1,128         1,747,732
   FUJIFILM Holdings Corp.......................................................       1,327,000        31,530,284
   Fukuoka Financial Group, Inc.................................................       1,800,000         7,701,692
   Fukuyama Transporting Co., Ltd...............................................          71,000           418,227
   Glory, Ltd...................................................................         119,600         2,603,767
   Gunma Bank, Ltd. (The).......................................................         921,397         5,030,643
   H2O Retailing Corp...........................................................         198,000         1,554,172
   Hachijuni Bank, Ltd. (The)...................................................         993,231         5,832,867
   Hakuhodo DY Holdings, Inc....................................................          39,920         2,454,611
  *Hankyu Hanshin Holdings, Inc.................................................         582,000         2,613,733
   Higo Bank, Ltd. (The)........................................................         282,000         1,645,604
   Hiroshima Bank, Ltd. (The)...................................................         300,000         1,412,820
   Hitachi Capital Corp.........................................................         105,100         1,586,465


                                      1305

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Hitachi High-Technologies Corp...............................................         159,200   $     3,500,097
   Hitachi Transport System, Ltd................................................          94,400         1,608,536
   Hokuhoku Financial Group, Inc................................................       2,620,000         5,247,921
   House Foods Corp.............................................................         148,300         2,765,116
   Idemitsu Kosan Co., Ltd......................................................          51,124         5,542,585
   Inpex Corp...................................................................           3,476        23,781,329
   Isetan Mitsukoshi Holdings, Ltd..............................................         882,200         9,957,415
   ITOCHU Corp..................................................................         960,700        10,461,439
   Iyo Bank, Ltd. (The).........................................................         548,000         5,277,432
   J. Front Retailing Co., Ltd..................................................       1,136,000         5,608,394
   JFE Holdings, Inc............................................................         600,700        10,731,698
   Joyo Bank, Ltd. (The)........................................................       1,503,000         6,668,591
   JS Group Corp................................................................         419,700         8,695,354
   JTEKT Corp...................................................................         463,200         4,968,413
   JX Holdings, Inc.............................................................       5,548,433        33,646,386
   Kagoshima Bank, Ltd. (The)...................................................         358,143         2,479,332
   Kajima Corp..................................................................       1,544,000         5,228,724
   Kamigumi Co., Ltd............................................................         519,000         4,578,097
   Kaneka Corp..................................................................         653,542         3,662,745
  #Kawasaki Kisen Kaisha, Ltd...................................................       1,166,087         2,212,286
   Keiyo Bank, Ltd. (The).......................................................         418,000         2,063,213
   Kewpie Corp..................................................................         113,400         1,681,768
   Kinden Corp..................................................................         285,000         2,500,427
   Kobe Steel, Ltd..............................................................       3,785,000         6,225,213
   Konica Minolta Holdings, Inc.................................................          49,500           361,034
   Kyocera Corp.................................................................         306,200        26,163,888
  #Kyocera Corp. Sponsored ADR..................................................          13,600         1,158,720
   Kyowa Hakko Kirin Co., Ltd...................................................         584,000         7,210,133
   Mabuchi Motor Co., Ltd.......................................................          36,100         1,551,382
   Marui Group Co., Ltd.........................................................         542,642         4,368,931
   Maruichi Steel Tube, Ltd.....................................................         104,400         2,440,090
 #*Mazda Motor Corp.............................................................       3,005,000         4,983,947
   Medipal Holdings Corp........................................................         339,800         3,709,835
   Meiji Holdings Co., Ltd......................................................         144,395         6,324,223
   Mitsubishi Chemical Holdings Corp............................................       3,885,000        21,865,444
   Mitsubishi Corp..............................................................       1,485,600        33,973,156
   Mitsubishi Gas Chemical Co., Inc.............................................         948,000         5,363,773
   Mitsubishi Heavy Industries, Ltd.............................................       9,007,000        41,344,120
   Mitsubishi Logistics Corp....................................................         236,000         2,726,630
   Mitsubishi Materials Corp....................................................       2,533,000         7,929,487
   Mitsubishi Tanabe Pharma Corp................................................         405,600         5,732,005
   Mitsubishi UFJ Financial Group, Inc..........................................      15,413,706        71,217,496
   Mitsubishi UFJ Financial Group, Inc. ADR.....................................       4,781,372        21,946,497
   Mitsui & Co., Ltd............................................................       1,113,500        18,928,841
   Mitsui & Co., Ltd. Sponsored ADR.............................................          11,723         3,985,820
   Mitsui Chemicals, Inc........................................................       1,861,800         5,900,044
   Mitsui Engineering & Shipbuilding Co., Ltd...................................       1,025,000         1,808,035
   Mitsui Mining & Smelting Co., Ltd............................................          64,030           175,161
  #Mitsui O.S.K. Lines, Ltd.....................................................         819,000         3,103,008
   Mizuho Financial Group, Inc..................................................         712,500         1,079,005
  #Mizuho Financial Group, Inc. ADR.............................................         349,173         1,047,519
   MS&AD Insurance Group Holdings, Inc..........................................         864,553        17,769,891
   Nagase & Co., Ltd............................................................         235,889         2,738,191
   Namco Bandai Holdings, Inc...................................................          49,800           710,105
   Nanto Bank, Ltd. (The).......................................................         319,000         1,740,953
  *NEC Corp.....................................................................       5,425,101        10,857,843
  *Nippon Electric Glass Co., Ltd...............................................         456,000         3,976,373
   Nippon Express Co., Ltd......................................................       1,952,238         7,834,782
   Nippon Meat Packers, Inc.....................................................         429,536         5,467,907
  #Nippon Paper Group, Inc......................................................         231,700         4,977,255
   Nippon Sheet Glass Co., Ltd..................................................       1,171,739         2,369,568


                                      1306

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Nippon Shokubai Co., Ltd.....................................................         234,000   $     2,644,218
   Nippon Steel Corp............................................................       7,750,000        19,055,371
   Nippon Television Network Corp...............................................          12,380         1,918,474
  #Nippon Yusen K.K.............................................................       3,032,000         7,704,296
   Nishi-Nippon Bank, Ltd.......................................................       1,403,569         4,121,568
   Nissan Motor Co., Ltd........................................................       3,061,100        28,998,729
   Nissan Shatai Co., Ltd.......................................................         216,000         2,250,373
   Nisshin Seifun Group, Inc....................................................         394,500         4,783,257
   Nisshin Steel Co., Ltd.......................................................       1,431,000         2,221,870
   Nisshinbo Holdings, Inc......................................................         305,000         3,066,966
   NKSJ Holdings, Inc...........................................................         338,250         7,385,571
   NOK Corp.....................................................................         162,200         3,038,868
   Nomura Holdings, Inc.........................................................       4,489,400        16,551,009
  #Nomura Real Estate Holdings, Inc.............................................         164,700         2,564,464
   NTN Corp.....................................................................         651,000         2,685,948
   Obayashi Corp................................................................       1,650,682         7,962,181
   OJI Paper Co., Ltd...........................................................       1,997,000        10,280,895
   Ono Pharmaceutical Co., Ltd..................................................          50,400         2,826,118
   Onward Holdings Co., Ltd.....................................................         278,000         2,256,715
   Panasonic Corp...............................................................       3,240,817        26,236,435
   Panasonic Corp. Sponsored ADR................................................         302,421         2,446,586
  *Renesas Electronics Corp.....................................................         121,800           773,576
   Rengo Co., Ltd...............................................................         428,000         3,043,411
   Ricoh Co., Ltd...............................................................       1,666,000        14,079,974
   Rohm Co., Ltd................................................................         230,500        11,424,058
   San-in Godo Bank, Ltd. (The).................................................          97,900           740,984
   Sankyo Co., Ltd..............................................................          57,500         2,815,889
   SBI Holdings, Inc............................................................          45,820         3,466,107
   Seiko Epson Corp.............................................................         296,800         3,788,273
   Seino Holdings Co., Ltd......................................................         295,000         2,259,978
   Sekisui Chemical Co., Ltd....................................................         736,000         6,461,747
  #Sekisui House, Ltd...........................................................       1,354,000        12,732,262
   Seven & I Holdings Co., Ltd..................................................       1,063,800        30,026,407
   Sharp Corp...................................................................       2,998,000        25,858,048
  #Shiga Bank, Ltd..............................................................         451,185         3,054,662
   Shimizu Corp.................................................................       1,371,000         6,269,437
   Shinsei Bank, Ltd............................................................       1,642,000         1,856,296
   Shizuoka Bank, Ltd...........................................................         827,000         8,508,209
   Showa Denko K.K..............................................................       1,456,000         3,182,514
  #Showa Shell Sekiyu K.K.......................................................         194,600         1,336,500
   SKY Perfect JSAT Holdings, Inc...............................................           3,029         1,567,632
   Sojitz Corp..................................................................       2,578,100         4,452,436
   Sony Corp....................................................................         768,200        14,045,384
  #Sony Corp. Sponsored ADR.....................................................       1,801,665        32,826,336
   Sumitomo Bakelite Co., Ltd...................................................         347,000         2,024,673
   Sumitomo Chemical Co., Ltd...................................................       2,223,000         8,972,067
   Sumitomo Corp................................................................       3,241,900        46,727,358
   Sumitomo Electric Industries, Ltd............................................       2,606,700        31,492,762
   Sumitomo Forestry Co., Ltd...................................................         161,400         1,448,071
   Sumitomo Heavy Industries, Ltd...............................................         297,000         1,906,449
   Sumitomo Metal Industries, Ltd...............................................         916,000         1,639,477
  #Sumitomo Mitsui Financial Group, Inc.........................................       1,025,500        32,795,785
   Suzuken Co., Ltd.............................................................         150,000         4,385,086
   Suzuki Motor Corp............................................................         519,200        11,866,610
   Taiheiyo Cement Corp.........................................................       1,629,800         3,578,919
   Taisei Corp..................................................................       2,148,703         5,953,089
 #*Taisho Pharmaceutical Holdings Co., Ltd......................................          73,099         6,425,653
  #Takashimaya Co., Ltd.........................................................         615,634         4,795,923
   TDK Corp.....................................................................         113,700         5,430,265
   Teijin, Ltd..................................................................       1,535,450         4,988,482
   Tokai Rika Co., Ltd..........................................................          94,200         1,582,092


                                      1307

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
JAPAN -- (Continued)
   Tokyo Broadcasting System, Inc...............................................          85,300   $     1,150,133
   Toppan Printing Co., Ltd.....................................................       1,312,000        10,517,916
   Tosoh Corp...................................................................       1,044,000         2,951,278
   Toyo Seikan Kaisha, Ltd......................................................         346,349         5,135,845
   Toyobo Co., Ltd..............................................................         664,000           975,970
   Toyota Motor Corp............................................................         398,279        14,689,532
  #Toyota Motor Corp. Sponsored ADR.............................................         673,198        49,466,589
   Toyota Tsusho Corp...........................................................         482,400         9,163,993
  #UNY Co., Ltd.................................................................         390,450         3,657,543
   Wacoal Corp..................................................................         179,000         2,342,732
   Yamaguchi Financial Group, Inc...............................................         492,148         4,722,407
   Yamaha Corp..................................................................         327,300         3,018,063
   Yamato Holdings Co., Ltd.....................................................         390,600         6,474,868
   Yamato Kogyo Co., Ltd........................................................          82,600         2,601,414
   Yamazaki Baking Co., Ltd.....................................................         128,000         1,697,439
  #Yokohama Rubber Co., Ltd.....................................................         437,000         2,625,903
                                                                                                   ---------------
TOTAL JAPAN.....................................................................                     1,456,307,474
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Rekapacific Berhad...........................................................         691,000                --
                                                                                                   ---------------
NETHERLANDS -- (2.8%)
  *Aegon NV.....................................................................       3,288,297        15,974,951
   Akzo Nobel NV................................................................         444,472        23,192,287
   ArcelorMittal NV.............................................................       2,446,831        50,265,431
  *ING Groep NV.................................................................       4,345,626        39,647,587
 #*ING Groep NV Sponsored ADR...................................................       1,273,519        11,601,758
   Koninklijke Ahold NV.........................................................         982,398        13,036,487
  #Koninklijke DSM NV...........................................................         452,418        23,254,162
   Koninklijke Philips Electronics NV...........................................       1,939,039        39,274,617
   Philips Electronics NV ADR...................................................         137,395         2,783,623
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                       219,030,903
                                                                                                   ---------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd..........................................         219,002           443,276
   Contact Energy, Ltd..........................................................       1,261,859         4,977,683
   Fletcher Building, Ltd.......................................................           6,732            36,206
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                         5,457,165
                                                                                                   ---------------
NORWAY -- (0.9%)
   Aker ASA Series A............................................................          72,828         2,050,999
  *Aker Kvaerner ASA............................................................         255,407         3,142,200
  *Archer, Ltd..................................................................         135,267           313,030
   BW Offshore, Ltd.............................................................         416,901           630,344
   Cermaq ASA...................................................................          10,440           144,004
   DNB ASA......................................................................       1,077,917        11,372,152
  #Marine Harvest ASA...........................................................       7,530,562         4,093,351
   Norsk Hydro ASA..............................................................       3,357,025        17,770,279
   Norsk Hydro ASA Sponsored ADR................................................          59,900           313,876
   Orkla ASA....................................................................       2,797,062        22,692,682
  *Petroleum Geo-Services ASA...................................................         301,322         3,870,720
   Stolt-Nielsen, Ltd...........................................................           2,289            49,339
   Storebrand ASA...............................................................       1,082,306         5,358,944
  *Subsea 7 SA..................................................................          80,001         1,621,698
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        73,423,618
                                                                                                   ---------------
PORTUGAL -- (0.1%)
   Banco Espirito Santo SA......................................................         872,703         1,443,973
  #Cimpor Cimentos de Portugal SA...............................................         169,758         1,144,549
 #*EDP Renovaveis SA............................................................         447,616         2,578,730


                                      1308

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
 #*Portugal Telecom SA..........................................................         398,347   $     1,980,413
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                         7,147,665
                                                                                                   ---------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd..............................................................       4,942,000        10,304,078
   CapitaMalls Asia, Ltd........................................................       1,863,000         1,956,376
   DBS Group Holdings, Ltd......................................................       1,514,557        16,255,522
   Fraser & Neave, Ltd..........................................................       1,385,450         7,468,546
   Golden Agri-Resources, Ltd...................................................      13,950,000         8,123,830
  #Neptune Orient Lines, Ltd....................................................       1,079,004         1,112,797
  #Overseas Union Enterprise, Ltd...............................................         405,000           720,265
   Singapore Airlines, Ltd......................................................       1,585,600        13,963,792
   Singapore Land, Ltd..........................................................         532,000         2,479,487
   United Industrial Corp., Ltd.................................................       2,152,000         4,710,889
   UOL Group, Ltd...............................................................       1,376,600         5,024,459
   Venture Corp., Ltd...........................................................         307,000         1,757,192
   Wheelock Properties, Ltd.....................................................         870,000         1,104,759
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                        74,981,992
                                                                                                   ---------------
SPAIN -- (2.6%)
  #Acciona SA...................................................................         114,419         9,200,441
  #Banco de Sabadell SA.........................................................       4,324,542        15,990,678
  #Banco Espanol de Credito SA..................................................         400,117         2,042,658
  #Banco Popular Espanol SA.....................................................       3,740,123        16,110,486
  #Banco Santander SA (5705946).................................................       5,574,218        43,528,324
  *Banco Santander SA (B7LNLG9).................................................         117,030           910,829
  #Banco Santander SA Sponsored ADR.............................................       1,384,686        10,911,326
   CaixaBank SA.................................................................       2,664,573        13,407,094
  #Fomento de Construcciones y Contratas SA.....................................          41,871           985,297
   Gas Natural SDG SA...........................................................       1,165,796        19,104,998
   Iberdrola SA.................................................................         881,200         5,205,265
  #Repsol YPF SA................................................................         798,657        22,022,464
  #Repsol YPF SA Sponsored ADR..................................................       1,432,181        39,685,736
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                       199,105,596
                                                                                                   ---------------
SWEDEN -- (2.3%)
   Boliden AB...................................................................         236,385         4,054,737
   Holmen AB Series A...........................................................           6,300           190,531
  *Meda AB Series A.............................................................          96,080         1,016,549
   Nordea Bank AB...............................................................       4,070,233        34,167,286
   Skandinaviska Enskilda Banken AB Series A....................................       3,408,342        21,481,111
  *Skandinaviska Enskilda Banken AB Series C....................................          12,151            76,293
  #SSAB AB Series A.............................................................         507,586         5,337,530
   SSAB AB Series B.............................................................         233,785         2,142,816
  *Svenska Cellulosa AB Series A................................................          61,106         1,017,490
   Svenska Cellulosa AB Series B................................................       1,586,671        26,543,200
   Swedbank AB Series A.........................................................       1,322,591        19,037,014
   Tele2 AB Series B............................................................         486,626         9,305,443
  *Telefonaktiebolaget LM Ericsson AB Series A..................................          20,342           189,841
  *Telefonaktiebolaget LM Ericsson AB Series B..................................       1,622,013        15,094,821
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............................         952,162         8,826,542
   TeliaSonera AB...............................................................       3,768,582        25,123,473
   Volvo AB Series A............................................................         370,556         4,825,758
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                       178,430,435
                                                                                                   ---------------
SWITZERLAND -- (4.4%)
   Adecco SA....................................................................         351,751        16,749,306
  #Alpiq Holding AG.............................................................           1,239           229,555
  *Aryzta AG....................................................................          19,723           911,701
   Baloise Holding AG...........................................................         200,163        15,371,112


                                      1309

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   Banque Cantonale Vaudoise AG.................................................             732   $       370,729
  *Clariant AG..................................................................           4,920            59,985
   Credit Suisse Group AG.......................................................         393,810        10,246,727
  #Credit Suisse Group AG Sponsored ADR.........................................         805,990        20,987,980
   Givaudan SA..................................................................          14,257        13,338,101
  #Holcim, Ltd..................................................................         886,165        50,716,539
   Lonza Group AG...............................................................          17,654           956,246
   Novartis AG..................................................................          16,632           902,674
  #Novartis AG ADR..............................................................         506,359        27,525,675
  *PSP Swiss Property AG........................................................          95,780         8,002,990
   St. Galler Kantonalbank AG...................................................           3,800         1,521,859
   Sulzer AG....................................................................          20,524         2,577,901
   Swiss Life Holding AG........................................................         123,557        12,284,284
  *Swiss Re, Ltd................................................................       1,108,107        60,300,647
  *UBS AG.......................................................................       3,071,652        41,907,176
   Zurich Financial Services AG.................................................         225,125        54,180,728
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                       339,141,915
                                                                                                   ---------------
UNITED KINGDOM -- (18.8%)
   Anglo American P.L.C.........................................................          28,470         1,181,599
   Associated British Foods P.L.C...............................................       1,453,662        26,439,212
   Aviva P.L.C..................................................................       7,885,618        43,487,322
   Barclays P.L.C...............................................................       7,933,441        26,970,423
  #Barclays P.L.C. Sponsored ADR................................................       4,327,157        58,546,434
   BP P.L.C. Sponsored ADR......................................................       3,857,895       177,115,959
   Carnival P.L.C...............................................................         658,867        19,706,752
  #Carnival P.L.C. ADR..........................................................         241,674         7,259,887
   Eurasian Natural Resources Corp. P.L.C.......................................          53,873           587,843
  *Evraz P.L.C..................................................................         492,979         3,483,325
   HSBC Holdings P.L.C. Sponsored ADR...........................................         281,193        11,762,303
  *International Consolidated Airlines Group SA.................................       3,552,868         9,939,844
   International Power P.L.C....................................................       6,455,198        34,167,510
   Investec P.L.C...............................................................         980,981         5,816,155
   John Wood Group P.L.C........................................................          94,895           986,059
   Kazakhmys P.L.C..............................................................         690,345        12,411,750
   Kingfisher P.L.C.............................................................      10,285,817        41,529,918
   Legal & General Group P.L.C..................................................       8,831,187        16,070,675
  *Lloyds Banking Group P.L.C...................................................      61,840,852        29,905,318
 #*Lloyds Banking Group P.L.C. Sponsored ADR....................................       2,857,128         5,457,114
   Mondi P.L.C..................................................................       1,450,865        11,569,175
   Old Mutual P.L.C.............................................................      15,045,280        34,684,885
  #Pearson P.L.C. Sponsored ADR.................................................       1,734,559        32,193,415
   Resolution, Ltd..............................................................       2,907,313        12,526,237
   Rexam P.L.C..................................................................       4,237,546        25,022,971
  *Royal Bank of Scotland Group P.L.C...........................................      31,091,298        13,044,923
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR............................         377,000         3,174,340
  #Royal Dutch Shell P.L.C. ADR.................................................       3,323,210       243,724,221
   Royal Dutch Shell P.L.C. Series A............................................           1,668            59,175
   Royal Dutch Shell P.L.C. Series B............................................         128,375         4,691,721
   RSA Insurance Group P.L.C....................................................       5,217,096         8,720,524
   Sainsbury (J.) P.L.C.........................................................       5,529,939        25,168,129
   Vedanta Resources P.L.C......................................................          45,429           858,718
   Vodafone Group P.L.C.........................................................      34,976,333        94,336,574
   Vodafone Group P.L.C. Sponsored ADR..........................................       8,190,343       221,876,392
   William Morrison Supermarkets P.L.C..........................................       8,127,143        36,665,332
   Wolseley P.L.C...............................................................         889,796        30,862,832
   WPP P.L.C....................................................................       2,321,912        27,335,239
   WPP P.L.C. Sponsored ADR.....................................................          38,003         2,227,736


                                      1310

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
UNITED KINGDOM -- (Continued)
   Xstrata P.L.C................................................................        5,209,414  $    88,670,927
                                                                                                   ---------------
TOTAL UNITED KINGDOM............................................................                     1,450,238,868
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     6,966,753,580
                                                                                                   ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE.................................................         334,085        20,573,028
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12...........................................              33                 5
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund..............................................     713,979,885       713,979,885
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $1,973,550) to be repurchased
     at $1,934,866..............................................................   $       1,935         1,934,853
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       715,914,738
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,185,784,005)^^......................................................                   $ 7,703,241,351
                                                                                                   ===============


                                      1311

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                VALUATION INPUTS
                                         -------------------------------------------------------------
                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------------
                                             LEVEL 1           LEVEL 2       LEVEL 3         TOTAL
                                         --------------    --------------    -------    --------------
Common Stocks
   Australia.........................    $    7,201,475    $  369,905,810       --      $  377,107,285
   Austria...........................                --        20,294,929       --          20,294,929
   Belgium...........................         2,894,159        54,076,414       --          56,970,573
   Canada............................       857,658,362                --       --         857,658,362
   Denmark...........................                --        85,143,431       --          85,143,431
   Finland...........................         1,538,298        42,303,830       --          43,842,128
   France............................        30,295,798       633,295,633       --         663,591,431
   Germany...........................        84,537,627       498,025,856       --         582,563,483
   Greece............................                --         5,057,304       --           5,057,304
   Hong Kong.........................                --       117,289,709       --         117,289,709
   Ireland...........................         5,179,568        11,725,178       --          16,904,746
   Israel............................         5,788,949        33,544,212       --          39,333,161
   Italy.............................        19,157,390        78,574,017       --          97,731,407
   Japan.............................       119,303,720     1,337,003,754       --       1,456,307,474
   Malaysia..........................                --                --       --                  --
   Netherlands.......................        14,385,381       204,645,522       --         219,030,903
   New Zealand.......................                --         5,457,165       --           5,457,165
   Norway............................           313,876        73,109,742       --          73,423,618
   Portugal..........................                --         7,147,665       --           7,147,665
   Singapore.........................                --        74,981,992       --          74,981,992
   Spain.............................        50,597,062       148,508,534       --         199,105,596
   Sweden............................         8,826,542       169,603,893       --         178,430,435
   Switzerland.......................        48,513,655       290,628,260       --         339,141,915
   United Kingdom....................       766,821,126       683,417,742       --       1,450,238,868
Preferred Stocks.....................
   Germany...........................                --        20,573,028       --          20,573,028
Rights/Warrants......................
   Spain.............................                 5                --       --                   5
Securities Lending Collateral........                --       715,914,738       --         715,914,738
                                         --------------    --------------     ----      --------------
TOTAL................................    $2,023,012,993    $5,680,228,358       --      $7,703,241,351
                                         ==============    ==============     ====      ==============

             See accompanying Notes to Schedule of Investments.


                                      1312

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.0%)
Consumer Discretionary -- (20.2%)
  #Accordia Golf Co., Ltd.......................................................           4,489   $     3,475,899
   Aeon Fantasy Co., Ltd........................................................          57,832         1,008,798
   Ahresty Corp.................................................................          24,200           124,824
  #Aichi Machine Industry Co., Ltd..............................................         294,000         1,110,107
  #Aigan Co., Ltd...............................................................          96,200           465,390
   Aisan Industry Co., Ltd......................................................         132,800         1,164,646
  #Akebono Brake Industry Co., Ltd..............................................         326,700         1,654,420
  *Alpen Co., Ltd...............................................................          71,800         1,389,742
   Alpha Corp...................................................................          30,200           371,956
   Alpine Electronics, Inc......................................................         206,300         2,605,643
   Amiyaki Tei Co., Ltd.........................................................             235           602,317
   Amuse, Inc...................................................................          29,999           398,455
 #*Anrakutei Co., Ltd...........................................................          50,000           271,810
   AOI Advertising Promotion, Inc...............................................          39,000           211,471
   AOKI Holdings, Inc...........................................................          97,100         1,568,166
   Aoyama Trading Co., Ltd......................................................         250,500         4,498,037
   Arc Land Sakamoto Co., Ltd...................................................          33,300           609,622
   Arnest One Corp..............................................................         183,900         2,026,031
  #Asahi Co., Ltd...............................................................          38,800           779,995
 #*ASAHI TEC Corp...............................................................       1,772,000           745,167
  #Asatsu-DK, Inc...............................................................         122,600         3,421,825
  *Ashimori Industry Co., Ltd...................................................         319,000           477,275
  #ASKUL Corp...................................................................          78,100         1,239,142
   Asti Corp....................................................................          46,000           132,932
 #*Atom Corp....................................................................         170,700           736,247
   Atsugi Co., Ltd..............................................................         750,000           966,668
   Autobacs Seven Co., Ltd......................................................          97,200         4,499,086
   Avex Group Holdings, Inc.....................................................         152,900         1,884,253
   Belluna Co., Ltd.............................................................           8,700            69,685
  *Best Denki Co., Ltd..........................................................         304,500           776,880
  #Bic Camera, Inc..............................................................           2,531         1,463,056
   Bookoff Corp.................................................................          34,000           310,375
   Calsonic Kansei Corp.........................................................         617,000         3,874,343
   Can Do Co., Ltd..............................................................             297           334,207
  *Carchs Holdings Co., Ltd.....................................................         707,200           259,907
   Central Sports Co., Ltd......................................................           2,400            32,868
   Chiyoda Co., Ltd.............................................................         120,900         2,276,552
   Chofu Seisakusho Co., Ltd....................................................          88,800         2,268,629
   Chori Co., Ltd...............................................................         658,000           831,382
   Chuo Spring Co., Ltd.........................................................         202,000           748,041
 #*Clarion Co., Ltd.............................................................         496,000           954,525
   Cleanup Corp.................................................................         131,900           849,866
  #Colowide Co., Ltd............................................................         213,950         1,669,356
   Corona Corp..................................................................          76,200         1,271,877
  #Cross Plus, Inc..............................................................          22,000           218,927
   Daido Metal Co., Ltd.........................................................         144,000         1,664,245
   Daidoh, Ltd..................................................................         113,600         1,036,249
 #*Daiei, Inc. (The)............................................................         391,500         1,405,845
   Daikoku Denki Co., Ltd.......................................................          36,900           380,898
   Daimaruenawin Co., Ltd.......................................................             400             2,822
   Dainichi Co., Ltd............................................................          54,900           545,189
   Daisyo Corp..................................................................          54,300           734,681
  #DCM Holdings Co., Ltd........................................................         356,300         2,807,287
   Descente, Ltd................................................................         231,000         1,179,869
  #Doshisha Co., Ltd............................................................          54,800         1,731,717
   Doutor Nichires Holdings Co., Ltd............................................         140,986         1,979,928
   Dynic Corp...................................................................         127,000           252,441
   Eagle Industry Co., Ltd......................................................         108,000           944,645


                                      1313

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Edion Corp...................................................................         307,200   $     2,413,552
   Exedy Corp...................................................................         123,700         3,785,506
   F&A Aqua Holdings, Inc.......................................................          60,638           622,931
   FCC Co., Ltd.................................................................         136,900         2,907,814
   Fine Sinter Co., Ltd.........................................................          49,000           159,758
   Foster Electric Co., Ltd.....................................................          86,500         1,146,283
   France Bed Holdings Co., Ltd.................................................         750,000         1,528,079
  #F-Tech, Inc..................................................................          20,300           264,082
   Fuji Co., Ltd................................................................          97,000         2,336,934
   Fuji Corp, Ltd...............................................................         102,300           539,995
 #*Fuji Kiko Co., Ltd...........................................................         148,000           408,132
   Fuji Kyuko Co., Ltd..........................................................         311,000         1,898,581
   Fuji Oozx, Inc...............................................................           6,000            25,253
   Fujibo Holdings, Inc.........................................................         271,000           577,919
   Fujikura Rubber, Ltd.........................................................          72,900           279,187
  *Fujita Kanko, Inc............................................................         394,100         1,336,399
  #Fujitsu General, Ltd.........................................................         285,000         1,609,690
   FuKoKu Co., Ltd..............................................................             500             4,702
   Funai Electric Co., Ltd......................................................          84,200         2,000,296
  #Furukawa Battery Co., Ltd....................................................          71,000           354,033
   Futaba Industrial Co., Ltd...................................................         186,000         1,120,921
   G-7 Holdings, Inc............................................................          29,200           156,124
  *Gajoen Kanko Co..............................................................          37,000                --
   Gakken Holdings Co., Ltd.....................................................         322,000           698,196
 #*Genki Sushi Co., Ltd.........................................................          19,400           250,263
  #Geo Holdings Corp............................................................           1,394         1,517,669
   GLOBERIDE, Inc...............................................................         463,000           571,337
   Goldwin, Inc.................................................................         175,000           919,867
 #*Gourmet Kineya Co., Ltd......................................................          87,000           506,268
  *GSI Creos Corp...............................................................         194,000           283,227
  #Gulliver International Co., Ltd..............................................          24,330           951,849
   Gunze, Ltd...................................................................         758,000         2,334,005
   H.I.S. Co., Ltd..............................................................         101,800         2,947,775
  #H2O Retailing Corp...........................................................         387,000         3,037,700
   Hagihara Industries, Inc.....................................................           2,700            46,100
   Hakuyosha Co., Ltd...........................................................          88,000           249,645
  #Happinet Corp................................................................          72,200           665,878
  *Hard Off Corp Co., Ltd.......................................................           7,200            54,135
   Haruyama Trading Co., Ltd....................................................          47,900           243,124
  *Haseko Corp..................................................................       6,035,500         4,358,581
   Heiwa Corp...................................................................         154,600         2,783,560
   Hiday Hidaka Corp............................................................          23,200           422,874
   Hikari Tsushin, Inc..........................................................          95,800         2,488,993
   Himaraya Co., Ltd............................................................          35,900           258,598
  #Honeys Co., Ltd..............................................................          49,990           849,024
   Horipro, Inc.................................................................          41,800           576,369
   I Metal Technology Co., Ltd..................................................         142,000           291,237
  #Ichibanya Co., Ltd...........................................................          21,800           644,841
   Ichikawa Co., Ltd............................................................          63,000           137,514
  #Ichikoh Industries, Ltd......................................................         285,000           513,106
  #Ikyu Corp....................................................................             534           247,931
  #Imasen Electric Industrial Co., Ltd..........................................          56,000           693,014
   Imperial Hotel, Ltd..........................................................          10,950           269,619
 #*Impress Holdings, Inc........................................................         110,400           153,807
   Intage, Inc..................................................................          15,100           300,645
   Ishizuka Glass Co., Ltd......................................................         109,000           206,839
  *Izuhakone Railway Co., Ltd...................................................             300            21,254
   Izumi Co., Ltd...............................................................         102,500         1,815,472
  *Izutsuya Co., Ltd............................................................         350,000           216,574
  *Janome Sewing Machine Co., Ltd...............................................         402,000           312,571
   Japan Vilene Co., Ltd........................................................         139,000           623,143


                                      1314

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Japan Wool Textile Co., Ltd. (The)...........................................         310,000   $     2,330,673
  *Jeans Mate Corp..............................................................          30,308            77,530
   Jidosha Buhin Kogyo Co., Ltd.................................................          79,000           435,856
 #*Joban Kosan Co., Ltd.........................................................         240,000           312,738
  #Joshin Denki Co., Ltd........................................................         205,000         2,301,924
   Juntendo Co., Ltd............................................................          31,000            49,575
 #*JVC Kenwood Holdings, Inc....................................................         481,530         1,988,036
   Kabuki-Za Co., Ltd...........................................................          39,000         1,866,862
  #Kadokawa Holdings, Inc.......................................................          88,600         2,850,397
  #Kappa Create Co., Ltd........................................................          53,100         1,287,716
   Kasai Kogyo Co., Ltd.........................................................         118,000           624,310
  #Kawai Musical Instruments Manufacturing Co., Ltd.............................         297,000           589,911
   Keihin Corp..................................................................         175,800         3,246,096
  #Keiyo Co., Ltd...............................................................         173,500         1,197,925
  #Kentucky Fried Chicken Japan, Ltd............................................          78,000         2,088,106
   Kimoto Co., Ltd..............................................................          55,100           363,753
 #*Kinki Nippon Tourist Co., Ltd................................................         224,000           285,721
 #*Kinugawa Rubber Industrial Co., Ltd..........................................         198,000         1,666,194
  #Kisoji Co., Ltd..............................................................          85,300         1,661,629
   Kohnan Shoji Co., Ltd........................................................         101,800         1,584,993
  #Kojima Co., Ltd..............................................................         145,700           984,020
   Komatsu Seiren Co., Ltd......................................................         145,000           680,739
   Komeri Co., Ltd..............................................................         121,500         3,739,169
  #Konaka Co., Ltd..............................................................         116,660         1,105,341
  #Kourakuen Corp...............................................................          19,400           311,527
   KU Holdings Co., Ltd.........................................................          68,200           354,854
  #Kura Corp....................................................................          54,800           769,139
   Kurabo Industries, Ltd.......................................................       1,067,000         2,159,670
   Kuraudia Co., Ltd............................................................           5,700            81,358
   Kuroganeya Co., Ltd..........................................................          14,000            56,008
  #KYB Co., Ltd.................................................................         633,000         3,379,897
  #Kyoritsu Maintenance Co., Ltd................................................          46,160           861,593
   Kyoto Kimono Yuzen Co., Ltd..................................................          55,700           695,963
 #*Laox Co., Ltd................................................................         423,000           211,250
   LEC, Inc.....................................................................          13,200           197,127
   Look, Inc....................................................................         159,000           443,768
   Mamiya-Op Co., Ltd...........................................................         285,000           435,390
  #Marche Corp..................................................................          23,000           214,743
   Mars Engineering Corp........................................................          43,600           806,441
 #*Maruei Department Store Co., Ltd.............................................         142,000           171,662
 #*Maruzen CHI Holdings Co., Ltd................................................          11,800            31,125
  #Maruzen Co., Ltd.............................................................          46,000           317,424
 #*Matsuya Co., Ltd.............................................................         158,400           955,053
  #Matsuya Foods Co., Ltd.......................................................          46,900           995,646
  #Megane TOP Co., Ltd..........................................................          85,100           983,699
   Meiko Network Japan Co., Ltd.................................................          26,300           243,716
   Meiwa Estate Co., Ltd........................................................          12,300            59,237
  *Meiwa Industry Co., Ltd......................................................          29,000            62,577
   Mikuni Corp..................................................................         108,000           229,786
  *Misawa Homes Co., Ltd........................................................         109,100           955,163
  *Mitsuba Corp.................................................................         152,690         1,321,607
   Mitsui Home Co., Ltd.........................................................         155,000           820,090
   Mizuno Corp..................................................................         435,000         2,355,046
   MOS Food Services, Inc.......................................................         116,500         2,365,582
   Mr Max Corp..................................................................         119,000           516,287
   Murakami Corp................................................................           5,000            53,582
   Musashi Seimitsu Industry Co., Ltd...........................................          85,200         1,968,148
  *Naigai Co., Ltd..............................................................       2,643,000         1,697,317
  *Nexyz Corp...................................................................           1,920            47,232
   Nice Holdings, Inc...........................................................         451,000         1,518,089
   Nidec Copal Corp.............................................................          88,700           967,674


                                      1315

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  #Nidec Tosok Corp.............................................................         109,300   $     1,312,455
   Nifco, Inc...................................................................         206,600         5,531,804
   Nihon Eslead Corp............................................................           2,400            22,107
   Nihon Tokushu Toryo Co., Ltd.................................................          56,000           229,045
   Nikkato Corp.................................................................             700             4,228
 #*Nippon Columbia Co., Ltd.....................................................         609,000           240,463
   Nippon Felt Co., Ltd.........................................................          67,200           352,058
 #*Nippon Piston Ring Co., Ltd..................................................         285,000           601,700
   Nippon Seiki Co., Ltd........................................................         169,400         2,007,640
   Nishimatsuya Chain Co., Ltd..................................................         234,700         1,910,888
   Nissan Shatai Co., Ltd.......................................................         362,023         3,771,698
 #*Nissan Tokyo Sales Holdings Co., Ltd.........................................         236,000           683,650
   Nissen Holdings Co., Ltd.....................................................         181,591           833,049
   Nissin Kogyo Co., Ltd........................................................         162,100         2,497,040
   Nittan Valve Co., Ltd........................................................          82,800           307,534
  *Nitto Kako Co., Ltd..........................................................          60,000            45,707
  *Noritsu Koki Co., Ltd........................................................         101,700           468,476
   Omikenshi Co., Ltd...........................................................         127,000            94,984
   Onward Holdings Co., Ltd.....................................................         544,000         4,416,018
   Pacific Industrial Co., Ltd..................................................         184,000           883,757
  #Pal Co., Ltd.................................................................          14,200           593,880
  *Paltac Corp..................................................................          12,550           164,026
   PanaHome Corp................................................................         398,200         2,893,472
   Parco Co., Ltd...............................................................         268,200         2,203,739
   Paris Miki Holdings, Inc.....................................................         160,100         1,291,155
 #*PIA Corp.....................................................................          26,700           290,954
   Piolax, Inc..................................................................          44,500         1,051,559
  *Pioneer Electronic Corp......................................................       1,050,900         5,034,156
   Plenus Co., Ltd..............................................................          83,900         1,467,796
   Point, Inc...................................................................          66,930         2,751,689
   Press Kogyo Co., Ltd.........................................................         401,000         2,034,231
 #*Renown, Inc..................................................................         242,600           475,788
   RESORT SOLUTION Co., Ltd.....................................................         180,000           362,860
   Resorttrust, Inc.............................................................         139,408         2,210,639
   Rhythm Watch Co., Ltd........................................................         650,000         1,229,681
   Right On Co., Ltd............................................................          67,325           529,393
   Riken Corp...................................................................         362,000         1,468,838
  #Ringer Hut Co., Ltd..........................................................          72,700         1,022,817
   Riso Kyoiku Co., Ltd.........................................................           7,810           523,072
   Roland Corp..................................................................          92,800           869,727
  #Round One Corp...............................................................         266,600         1,646,816
   Royal Holdings Co., Ltd......................................................         135,300         1,648,763
   Ryohin Keikaku Co., Ltd......................................................          97,800         4,885,109
 #*Sagami Chain Co., Ltd........................................................          77,000           544,551
  *Sagami Co., Ltd..............................................................         225,000           286,647
   Saizeriya Co., Ltd...........................................................         145,800         2,316,730
 #*Sakai Ovex Co., Ltd..........................................................         214,000           360,213
   SAN HOLDINGS, Inc............................................................          13,600           255,942
  #Sanden Corp..................................................................         497,000         1,648,945
   Sangetsu Co., Ltd............................................................          91,325         2,533,944
   Sanko Marketing Foods Co., Ltd...............................................              19            21,054
   Sankyo Seiko Co., Ltd........................................................          30,200           113,139
   Sanoh Industrial Co., Ltd....................................................         118,600           881,773
   Sanyo Housing Nagoya Co., Ltd................................................             354           365,075
   Sanyo Shokai, Ltd............................................................         421,000         1,051,097
   Scroll Corp..................................................................          77,900           308,495
   Seiko Holdings Corp..........................................................         494,407         1,060,275
   Seiren Co., Ltd..............................................................         223,900         1,321,074
   Senshukai Co., Ltd...........................................................         165,200         1,110,990
  *Seven Seas Holdings Co., Ltd.................................................         319,000           104,602
   Shikibo, Ltd.................................................................         523,000           790,836


                                      1316

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Shimachu Co., Ltd............................................................         196,100   $     4,672,048
  #Shimojima Co., Ltd...........................................................          14,800           203,877
 #*Shinyei Kaisha...............................................................          96,000           200,600
   Shiroki Corp.................................................................         285,000           816,297
   Shobunsha Publications, Inc..................................................         339,400         2,659,318
  #Shochiku Co., Ltd............................................................         404,400         4,161,717
   Shoei Co., Ltd...............................................................           1,600            10,928
  *Showa Corp...................................................................         320,400         2,101,192
   SKY Perfect JSAT Holdings, Inc...............................................           7,630         3,948,838
   SNT Corp.....................................................................         101,800           471,087
   Soft99 Corp..................................................................          70,600           439,958
   Sotoh Co., Ltd...............................................................          49,700           492,795
   SPK Corp.....................................................................          16,800           295,860
   SRI Sports, Ltd..............................................................          14,300           157,650
   St. Marc Holdings Co., Ltd...................................................          37,600         1,473,356
   Studio Alice Co., Ltd........................................................          35,400           549,952
  #Suminoe Textile Co., Ltd.....................................................         323,000           657,235
   Sumitomo Forestry Co., Ltd...................................................         436,666         3,917,741
 #*SxL Corp.....................................................................         493,000         1,144,629
   T. RAD Co., Ltd..............................................................         268,000         1,028,385
  #Tac Co., Ltd.................................................................          15,400            43,119
  #Tachikawa Corp...............................................................          50,800           286,899
   Tachi-S Co., Ltd.............................................................         112,840         2,165,142
  #Tact Home Co., Ltd...........................................................             281           244,538
   Taiho Kogyo Co., Ltd.........................................................          92,800           872,121
   Takamatsu Construction Group Co., Ltd........................................          90,500         1,518,824
   Taka-Q Co., Ltd..............................................................          48,000           109,388
   Take & Give Needs Co., Ltd...................................................           2,219           166,813
  #Takihyo Co., Ltd.............................................................          19,000           112,078
   Tamron Co., Ltd..............................................................          65,200         1,754,445
  *TASAKI & Co., Ltd............................................................         498,000           321,092
   Taya Co., Ltd................................................................           5,000            44,833
  #TBK Co., Ltd.................................................................          78,000           395,080
  *TDF Corp.....................................................................          11,000            22,951
   Teikoku Sen-I Co., Ltd.......................................................          79,000           500,400
 #*Ten Allied Co., Ltd..........................................................          50,000           183,614
  #T-GAIA Corp..................................................................             735         1,393,833
   Tigers Polymer Corp..........................................................          59,000           234,043
  #Toabo Corp...................................................................         130,000            99,053
   Toei Co., Ltd................................................................         290,000         1,384,346
  *Tokai Kanko Co., Ltd.........................................................         505,999           139,018
   Tokai Rika Co., Ltd..........................................................         135,900         2,282,444
   Tokai Rubber Industries, Ltd.................................................         159,700         1,843,716
   Tokai Senko K.K..............................................................         215,000           254,191
  *Token Corp...................................................................          24,380           887,424
  *Tokyo Derica Co., Ltd........................................................           6,200            48,207
 #*Tokyo Dome Corp..............................................................         686,200         1,874,292
  #Tokyo Individualized Educational Institute, Inc..............................          93,100           219,551
   Tokyo Kaikan Co., Ltd........................................................          12,000            45,533
   Tokyo Soir Co., Ltd..........................................................          49,000           122,726
   Tokyotokeiba Co., Ltd........................................................         828,000         1,208,502
  *Tokyu Recreation Co., Ltd....................................................          77,000           458,973
  #Tomy Co., Ltd................................................................         297,893         2,149,078
   Topre Corp...................................................................         185,700         1,917,603
  #Toridoll.Corp................................................................          52,200           537,246
   Totenko Co., Ltd.............................................................          57,000           122,620
  #Touei Housing Corp...........................................................          76,040           802,633
   Tow Co., Ltd.................................................................           7,000            42,796
   Toyo Tire & Rubber Co., Ltd..................................................         775,000         1,937,628
   Toyobo Co., Ltd..............................................................       3,237,000         4,757,856
   TPR Co., Ltd.................................................................         103,500         1,451,616


                                      1317

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   TS Tech Co., Ltd.............................................................         192,800   $     3,346,705
  *TSI Holdings Co., Ltd........................................................         292,895         1,477,567
  *Tsukamoto Co., Ltd...........................................................          52,000            65,653
   Tsutsumi Jewelry Co., Ltd....................................................          49,300         1,180,511
   TV Asahi Corp................................................................             326           572,267
   TV Tokyo Holdings Corp.......................................................           9,000           126,874
   Umenohana Co., Ltd...........................................................              18            40,674
   Unipres Corp.................................................................         133,100         4,164,864
  #United Arrows, Ltd...........................................................          71,300         1,473,966
 #*Unitika, Ltd.................................................................       1,967,000         1,188,003
   U-Shin, Ltd..................................................................          94,500           729,532
   Watabe Wedding Corp..........................................................          29,500           279,898
  #WATAMI Co., Ltd..............................................................         104,500         2,397,868
   Xebio Co., Ltd...............................................................          98,000         2,418,874
  #Yamatane Corp................................................................         224,000           356,797
   Yellow Hat, Ltd..............................................................          73,700         1,162,237
   Yomiuri Land Co., Ltd........................................................         225,000           736,550
   Yonex Co., Ltd...............................................................          40,000           278,128
   Yorozu Corp..................................................................          62,500         1,507,986
  #Yoshinoya Holdings Co., Ltd..................................................           2,180         3,101,068
   Zenrin Co., Ltd..............................................................         130,000         1,210,148
  #Zensho Co., Ltd..............................................................         296,900         4,031,752
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       367,336,168
                                                                                                   ---------------
Consumer Staples -- (9.0%)
  *Aderans Co., Ltd.............................................................         120,250         1,451,227
  *Aeon Hokkaido Corp...........................................................         391,700         1,877,876
   Ahjikan Co., Ltd.............................................................          10,500           111,002
   Ain Pharmaciez, Inc..........................................................          39,900         1,835,172
   Arcs Co., Ltd................................................................         102,300         1,999,142
   Ariake Japan Co., Ltd........................................................         103,700         2,023,313
   Belc Co., Ltd................................................................             800            13,020
   Cawachi, Ltd.................................................................          81,900         1,744,180
   Chubu Shiryo Co., Ltd........................................................          89,000           587,036
   Chuo Gyorui Co., Ltd.........................................................          93,000           226,172
   Circle K Sunkus Co., Ltd.....................................................         175,300         3,030,491
   Coca-Cola Central Japan Co., Ltd.............................................         111,200         1,486,333
   Cocokara fine, Inc...........................................................          59,560         1,566,197
  #Cosmos Pharmaceutical Corp...................................................          34,200         1,610,699
  #CVS Bay Area, Inc............................................................          51,000           110,729
  #Daikokutenbussan Co., Ltd....................................................           5,600           163,001
  #Dr. Ci:Labo Co., Ltd.........................................................             532         2,592,412
  #Dydo Drinco, Inc.............................................................          49,800         2,035,438
   Echo Trading Co., Ltd........................................................          11,000           106,345
   Ensuiko Sugar Refining Co., Ltd..............................................         102,000           269,399
   Ezaki Glico Co., Ltd.........................................................           5,000            56,509
   Fancl Corp...................................................................         157,800         2,149,673
 #*First Baking Co., Ltd........................................................         183,000           228,526
   Fuji Oil Co., Ltd............................................................         258,900         3,636,328
   Fujicco Co., Ltd.............................................................         116,600         1,522,438
 #*Fujiya Co., Ltd..............................................................         474,000           989,495
   Hagoromo Foods Corp..........................................................          40,000           640,858
   Harashin Narus Holdings Co., Ltd.............................................          61,500         1,071,401
 #*Hayashikane Sangyo Co., Ltd..................................................         299,000           295,109
  #Heiwado Co., Ltd.............................................................         152,800         2,015,106
  #Hohsui Corp..................................................................         120,000           193,593
   Hokkaido Coca-Cola Bottling Co., Ltd.........................................          87,000           439,956
   Hokuto Corp..................................................................         106,700         2,357,636
   Inageya Co., Ltd.............................................................         175,000         2,120,736
   Ito En, Ltd..................................................................          80,800         1,375,892
   Itochu-Shokuhin Co., Ltd.....................................................          27,400           997,108


                                      1318

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
  #Itoham Foods, Inc............................................................         674,800   $     2,697,059
   Izumiya Co., Ltd.............................................................         447,000         2,260,168
   J-Oil Mills, Inc.............................................................         477,000         1,398,781
   Kameda Seika Co., Ltd........................................................          70,000         1,420,925
   Kasumi Co., Ltd..............................................................         203,100         1,385,266
   Kato Sangyo Co., Ltd.........................................................         109,300         2,210,439
  #Key Coffee, Inc..............................................................          79,000         1,502,888
   Kirindo Co., Ltd.............................................................          28,300           195,615
   Kose Corp....................................................................         107,000         2,643,959
   Kyodo Shiryo Co., Ltd........................................................         330,000           420,779
  #Kyokuyo Co., Ltd.............................................................         370,000           899,621
   Life Corp....................................................................         183,400         3,370,120
   Lion Corp....................................................................          82,000           494,015
   Mandom Corp..................................................................          81,100         2,118,745
   Marudai Food Co., Ltd........................................................         465,000         1,692,769
  #Maruetsu, Inc. (The).........................................................         375,000         1,451,249
   Maruha Nichiro Holdings, Inc.................................................       1,740,069         3,344,399
  *Maruya Co., Ltd..............................................................           7,400            16,485
  #Matsumotokiyoshi Holdings Co., Ltd...........................................         123,200         2,529,222
  *Maxvalu Tohok Co., Ltd.......................................................          18,200           168,009
   Maxvalu Tokai Co., Ltd.......................................................          57,500           863,185
  #Megmilk Snow Brand Co., Ltd..................................................         195,600         3,865,622
   Meito Sangyo Co., Ltd........................................................          53,600           704,120
   Mikuni Coca-Cola Bottling Co., Ltd...........................................         171,600         1,532,898
  *Milbon Co., Ltd..............................................................          49,014         1,500,800
   Ministop Co., Ltd............................................................          70,200         1,306,310
   Mitsubishi Shokuhin Co., Ltd.................................................          87,800         2,493,739
   Mitsui Sugar Co., Ltd........................................................         453,850         1,559,898
   Miyoshi Oil & Fat Co., Ltd...................................................         261,000           360,146
   Morinaga & Co., Ltd..........................................................         933,000         2,242,852
   Morinaga Milk Industry Co., Ltd..............................................         886,000         3,533,268
   Morishita Jinton Co., Ltd....................................................          47,800           205,515
   Morozoff, Ltd................................................................         108,000           388,983
  #Nagatanien Co., Ltd..........................................................         115,000         1,323,020
   Nakamuraya Co., Ltd..........................................................         203,000         1,055,522
 #*Nichimo Co., Ltd.............................................................         112,000           269,816
   Nichirei Corp................................................................       1,031,000         5,070,691
  #Nihon Chouzai Co., Ltd.......................................................          20,300           713,243
   Niitaka Co., Ltd.............................................................           7,260            82,760
   Nippon Beet Sugar Manufacturing Co., Ltd.....................................         543,000         1,229,660
   Nippon Flour Mills Co., Ltd..................................................         557,000         2,550,242
 #*Nippon Formula Feed Manufacturing Co., Ltd...................................         267,000           410,435
   Nippon Suisan Kaisha, Ltd....................................................         944,000         3,374,595
   Nisshin Oillio Group, Ltd. (The).............................................         550,000         2,357,895
  *Nissin Sugar Holdings Co., Ltd...............................................          14,900           305,155
   Nitto Fuji Flour Milling Co., Ltd............................................          64,000           251,258
  #Noevir Holdings Co., Ltd.....................................................           7,500            86,114
   Oenon Holdings, Inc..........................................................         247,000           594,203
  #Oie Sangyo Co., Ltd..........................................................          20,900           227,073
   Okuwa Co., Ltd...............................................................         115,000         1,631,278
   Olympic Corp.................................................................          64,900           690,246
   Pietro Co., Ltd..............................................................          10,300           116,209
   Pigeon Corp..................................................................          73,400         2,771,450
   Poplar Co., Ltd..............................................................          25,760           168,945
   Prima Meat Packers, Ltd......................................................         671,000         1,217,197
  #Riken Vitamin Co., Ltd.......................................................          79,200         2,557,451
   Rock Field Co., Ltd..........................................................          47,000           815,063
   S Foods, Inc.................................................................          73,762           684,492
   Sakata Seed Corp.............................................................         164,600         2,333,792
   San-A Co., Ltd...............................................................          22,900           929,550
  #Sapporo Holdings, Ltd........................................................         906,000         3,504,926


                                      1319

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Shoei Foods Corp.............................................................          44,000   $       307,223
   Showa Sangyo Co., Ltd........................................................         524,000         1,672,433
   Sogo Medical Co., Ltd........................................................          23,000           767,967
   Sonton Food Industry Co., Ltd................................................          43,000           395,265
   Starzen Co., Ltd.............................................................         279,000           905,593
   Sugi Holdings Co., Ltd.......................................................         129,000         3,603,096
   Takara Holdings, Inc.........................................................         749,000         4,879,566
   Three F Co., Ltd.............................................................          17,700           111,161
  #Tobu Store Co., Ltd..........................................................         205,000           748,643
  #Toho Co., Ltd./Kobe..........................................................         158,000           648,158
  #Tohto Suisan Co., Ltd........................................................         120,000           241,082
   Torigoe Co., Ltd. (The)......................................................          84,500           740,369
   Toyo Sugar Refining Co., Ltd.................................................         157,000           208,333
   Tsukiji Uoichiba Co., Ltd....................................................          15,000            19,084
   Tsuruha Holdings, Inc........................................................          67,300         3,616,757
 #*Unicafe, Inc.................................................................          15,060            70,770
   Uoriki Co., Ltd..............................................................             400             4,747
   Valor Co., Ltd...............................................................         175,400         2,826,746
   Warabeya Nichiyo Co., Ltd....................................................          51,360           732,261
   Yaizu Suisankagaku Industry Co., Ltd.........................................          41,000           386,384
   Yaoko Co., Ltd...............................................................          40,800         1,371,935
  #Yokohama Reito Co., Ltd......................................................         188,000         1,506,473
   Yomeishu Seizo Co., Ltd......................................................         100,000         1,004,511
   Yonekyu Corp.................................................................         100,000         1,001,852
   Yuasa Funashoku Co., Ltd.....................................................         112,000           297,854
  #Yukiguni Maitake Co., Ltd....................................................         101,856           440,151
   Yutaka Foods Corp............................................................           6,000           116,234
                                                                                                   ---------------
Total Consumer Staples..........................................................                       163,654,326
                                                                                                   ---------------
Energy -- (0.9%)
   AOC Holdings, Inc............................................................         154,800         1,066,203
   BP Castrol K.K...............................................................          66,500           290,856
 #*Fuji Kosan Co., Ltd..........................................................         277,000           280,183
   Itochu Enex Co., Ltd.........................................................         302,200         1,788,642
  #Japan Drilling Co., Ltd......................................................          19,700           643,775
   Japan Oil Transportation Co., Ltd............................................          79,000           204,548
   Kanto Natural Gas Development Co., Ltd.......................................         155,000           848,750
  #Kyoei Tanker Co., Ltd........................................................         111,000           298,486
   MITSUUROKO HOLDINGS Co., Ltd.................................................         166,300         1,080,807
   Modec, Inc...................................................................          82,100         1,469,934
  #Nippon Gas Co., Ltd..........................................................         148,900         2,405,661
   Nippon Seiro Co., Ltd........................................................          64,000           232,302
   Sala Corp....................................................................         128,500           827,528
   San-Ai Oil Co., Ltd..........................................................         273,000         1,294,225
   Shinko Plantech Co., Ltd.....................................................         164,000         1,353,469
   Sinanen Co., Ltd.............................................................         251,000         1,136,265
   Toa Oil Co., Ltd.............................................................         352,000           444,965
   Toyo Kanetsu K.K.............................................................         507,000         1,141,236
                                                                                                   ---------------
Total Energy....................................................................                        16,807,835
                                                                                                   ---------------
Financials -- (10.2%)
   77 Bank, Ltd. (The)..........................................................          43,000           198,500
   Aichi Bank, Ltd. (The).......................................................          53,800         3,267,120
   Airport Facilities Co., Ltd..................................................         121,970           553,482
   Akita Bank, Ltd. (The).......................................................         791,400         2,396,070
   Aomori Bank, Ltd. (The)......................................................         828,000         2,604,726
   Asax Co., Ltd................................................................              17            20,608
  #Awa Bank, Ltd. (The).........................................................         503,000         3,415,108
   Bank of Iwate, Ltd. (The)....................................................          67,500         3,089,475
   Bank of Kochi, Ltd. (The)....................................................           2,000             2,206
   Bank of Nagoya, Ltd. (The)...................................................         621,297         2,184,662


                                      1320

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Financials -- (Continued)
   Bank of Okinawa, Ltd. (The)..................................................          94,000   $     4,076,139
   Bank of Saga, Ltd. (The).....................................................         625,000         1,596,042
   Bank of the Ryukyus, Ltd.....................................................         141,280         1,827,594
   Century Tokyo Leasing Corp...................................................         103,815         2,124,107
  *Chiba Kogyo Bank, Ltd. (The).................................................         180,300           964,618
   Chukyo Bank, Ltd. (The)......................................................         675,000         1,881,511
   Daibiru Corp.................................................................         209,700         1,406,626
   Daiko Clearing Services Corp.................................................          49,700           178,047
  *Daikyo, Inc..................................................................       1,289,000         2,884,531
   Daisan Bank, Ltd. (The)......................................................         627,000         1,457,228
   Daishi Bank, Ltd. (The)......................................................       1,403,000         4,714,968
   Daito Bank, Ltd. (The).......................................................         488,000           435,392
   Ehime Bank, Ltd. (The).......................................................         641,000         1,891,340
   Eighteenth Bank, Ltd. (The)..................................................       1,079,000         3,176,453
  *FIDEA Holdings Co., Ltd......................................................         271,400           750,571
   Fukui Bank, Ltd. (The).......................................................         925,000         2,954,197
   Fukushima Bank, Ltd..........................................................         846,000           569,394
   Fuyo General Lease Co., Ltd..................................................          84,500         3,108,374
   Goldcrest Co., Ltd...........................................................          73,070         1,266,579
   Heiwa Real Estate Co., Ltd...................................................         492,500         1,145,366
   Higashi-Nippon Bank, Ltd.....................................................         659,000         1,457,855
   Higo Bank, Ltd. (The)........................................................         663,000         3,868,919
   Hitachi Capital Corp.........................................................           6,000            90,569
   Hokkoku Bank, Ltd. (The).....................................................         996,000         3,971,830
   Hokuetsu Bank, Ltd. (The)....................................................         958,000         2,016,977
  #Hulic Co., Ltd...............................................................          39,200           468,340
   Hyakugo Bank, Ltd. (The).....................................................       1,045,609         4,434,480
   Hyakujishi Bank, Ltd. (The)..................................................       1,023,000         4,867,600
   IBJ Leasing Co., Ltd.........................................................          85,800         2,155,601
   Ichiyoshi Securities Co., Ltd................................................         165,800           836,183
   Iida Home Max Co., Ltd.......................................................          74,900           604,678
   Iwai Cosmo Holdings, Inc.....................................................          26,300            90,457
  *Japan Asia Investment Co., Ltd...............................................         412,000           314,607
   Juroku Bank, Ltd.............................................................       1,337,000         4,497,999
  #kabu.com Securities Co., Ltd.................................................         334,700         1,084,794
   Kagoshima Bank, Ltd. (The)...................................................         500,000         3,461,372
   Keihanshin Building Co., Ltd.................................................          27,700           132,736
   Keiyo Bank, Ltd. (The).......................................................         526,000         2,596,292
  *Kenedix, Inc.................................................................          11,449         1,515,343
   Kirayaka Bank, Ltd...........................................................          98,000            99,123
   Kita-Nippon Bank, Ltd. (The).................................................          49,406         1,318,218
   Kiyo Holdings, Inc...........................................................       2,655,900         4,162,523
   Kobayashi Yoko Co., Ltd......................................................         230,900           580,233
 #*Kosei Securities Co., Ltd....................................................         285,000           231,971
   Kyokuto Securities Co., Ltd..................................................          67,000           447,728
 #*Leopalace21 Corp.............................................................         985,885         2,178,015
   Marusan Securities Co., Ltd..................................................         287,400         1,008,115
 #*Matsui Securities Co., Ltd...................................................         468,900         2,548,059
   Michinoku Bank, Ltd. (The)...................................................         736,000         1,479,530
   Mie Bank, Ltd. (The).........................................................         150,000           355,519
   Minato Bank, Ltd. (The)......................................................       1,063,000         2,079,106
   Mito Securities Co., Ltd.....................................................         254,000           337,560
   Miyazaki Bank, Ltd. (The)....................................................         605,000         1,591,978
   Monex Group, Inc.............................................................           8,052         1,291,176
   Musashino Bank, Ltd..........................................................         130,300         4,394,900
   Nagano Bank, Ltd. (The)......................................................         331,000           719,423
   Nanto Bank, Ltd. (The).......................................................         293,000         1,599,057
  *New Real Property K.K........................................................          43,900                --
  *NIS Group Co., Ltd...........................................................       1,015,125            53,119
   Nisshin Fudosan Co., Ltd.....................................................          95,000           571,818
   Ogaki Kyoritsu Bank, Ltd. (The)..............................................       1,315,000         4,395,446


                                      1321

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Financials -- (Continued)
   Oita Bank, Ltd. (The)........................................................         685,900   $     2,040,214
   Okasan Securities Group, Inc.................................................         804,000         2,698,525
   Ricoh Leasing Co., Ltd.......................................................          79,600         1,891,274
   San-in Godo Bank, Ltd. (The).................................................         627,000         4,745,630
  #Sankei Building Co., Ltd.....................................................         173,500         1,683,376
   Sapporo Hokuyo Holdings, Inc.................................................         433,100         1,562,957
   Shiga Bank, Ltd..............................................................         179,000         1,211,885
   Shikoku Bank, Ltd............................................................         817,000         3,251,323
  #Shimizu Bank, Ltd............................................................          34,600         1,426,678
   Sumitomo Real Estate Sales Co., Ltd..........................................          36,860         1,538,810
  *Sun Frontier Fudousan Co., Ltd...............................................             208            26,146
  #Taiko Bank, Ltd. (The).......................................................          35,000           117,544
 #*Takagi Securities Co., Ltd...................................................         206,000           183,850
  *Takara Leben Co., Ltd........................................................          25,600           152,763
   TOC Co., Ltd.................................................................         435,250         2,184,508
   Tochigi Bank, Ltd............................................................         726,000         2,637,971
   Toho Bank, Ltd...............................................................         915,200         2,969,249
   Toho Real Estate Co., Ltd....................................................         140,700           822,378
   Tohoku Bank, Ltd. (The)......................................................         393,000           692,274
   Tokai Tokyo Financial Holdings, Inc..........................................       1,006,000         3,065,006
   Tokyo Rakutenchi Co., Ltd....................................................         218,000           812,112
  *Tokyo Tatemono Co., Ltd......................................................       1,726,000         6,327,430
   Tokyo Tatemono Real Estate Sales Co., Ltd....................................           7,000            20,288
  #Tokyo Theatres Co., Inc......................................................         290,000           426,129
   Tokyo Tomin Bank, Ltd........................................................         132,500         1,709,203
   Tokyu Livable, Inc...........................................................         103,200           831,579
   Tomato Bank, Ltd.............................................................         399,000           703,032
   TOMONY Holdings, Inc.........................................................         614,250         2,791,316
   Tosei Corp...................................................................             636           174,637
   Tottori Bank, Ltd............................................................         328,000           660,378
   Towa Bank, Ltd...............................................................       1,384,000         1,640,370
   Toyo Securities Co., Ltd.....................................................         327,000           476,579
   Tsukuba Bank, Ltd............................................................         241,500           882,053
   Yachiyo Bank, Ltd. (The).....................................................          29,800           719,073
   Yamagata Bank, Ltd...........................................................         646,500         3,295,378
   Yamanashi Chuo Bank, Ltd.....................................................         649,000         2,948,744
                                                                                                   ---------------
Total Financials................................................................                       185,370,945
                                                                                                   ---------------
Health Care -- (3.8%)
   As One Corp..................................................................          71,668         1,535,532
   ASKA Pharmaceutical Co., Ltd.................................................         106,000           683,042
   BML, Inc.....................................................................          41,500           984,379
   CMIC Holdings Co., Ltd.......................................................          17,500           265,078
   Create Medic Co., Ltd........................................................          28,000           294,026
   Eiken Chemical Co., Ltd......................................................          74,800         1,032,874
   EPS Corp.....................................................................             228           419,248
   FALCO SD HOLDINGS Co., Ltd...................................................          34,300           406,274
   Fuso Pharmaceutical Industries, Ltd..........................................         320,000           846,012
   Hitachi Medical Corp.........................................................          85,000           973,541
   Hogy Medical Co., Ltd........................................................          49,000         2,093,451
   Iwaki & Co., Ltd.............................................................          55,000           144,007
   Japan Medical Dynamic Marketing, Inc.........................................          44,900           146,996
   Jeol, Ltd....................................................................         273,000           764,727
   JMS Co., Ltd.................................................................         126,000           404,313
   Kaken Pharmaceutical Co., Ltd................................................         353,000         4,657,965
   Kawanishi Holdings, Ltd......................................................           7,400            77,713
   Kawasumi Laboratories, Inc...................................................          45,000           268,645
   Kissei Pharmaceutical Co., Ltd...............................................         106,300         2,200,910
   KYORIN Holdings, Inc.........................................................         205,000         3,569,160
   Mochida Pharmaceutical Co., Ltd..............................................         281,000         3,189,065
   Nagaileben Co., Ltd..........................................................          26,100           382,697


                                      1322

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Health Care -- (Continued)
  #Nichii Gakkan Co.............................................................         229,000   $     2,770,019
  #Nihon Kohden Corp............................................................         161,000         3,828,860
   Nikkiso Co., Ltd.............................................................         252,000         2,256,262
   Nippon Chemiphar Co., Ltd....................................................         131,000           511,997
   Nippon Shinyaku Co., Ltd.....................................................         239,000         2,816,405
  #Nipro Corp...................................................................         388,500         3,472,811
   Nissui Pharmaceutical Co., Ltd...............................................          64,200           607,254
  *Paramount Bed Holdings Co., Ltd..............................................          82,000         2,388,350
   Rion Co., Ltd................................................................           5,000            50,652
   Rohto Pharmaceutical Co., Ltd................................................         390,000         4,766,998
  #Sawai Pharmaceutical Co., Ltd................................................          50,200         5,406,288
   Seikagaku Corp...............................................................         179,800         2,039,215
  #Shin Nippon Biomedical Laboratories, Ltd.....................................          24,700           104,851
   Ship Healthcare Holdings, Inc................................................         124,900         2,726,281
  *Techno Medica Co., Ltd.......................................................               1             3,834
   Toho Holdings Co., Ltd.......................................................         196,100         3,205,620
   Torii Pharmaceutical Co., Ltd................................................          65,200         1,241,832
  #Towa Pharmaceutical Co., Ltd.................................................          42,600         1,867,545
  #Vital KSK Holdings, Inc......................................................         150,600         1,261,253
 #*Wakamoto Pharmaceutical Co., Ltd.............................................         100,000           304,210
   ZERIA Pharmaceutical Co., Ltd................................................         109,000         1,897,207
                                                                                                   ---------------
Total Health Care...............................................................                        68,867,399
                                                                                                   ---------------
Industrials -- (25.1%)
 #*A&A Material Corp............................................................         235,000           283,938
   Advan Co., Ltd...............................................................          96,900           948,398
  *Advanex, Inc.................................................................          73,000            67,268
   Aeon Delight Co., Ltd........................................................          85,600         1,760,193
   Aica Kogyo Co., Ltd..........................................................         246,200         3,450,314
   Aichi Corp...................................................................         132,000           600,717
   Aida Engineering, Ltd........................................................         273,600         1,353,765
   Airtech Japan, Ltd...........................................................          18,300            91,672
   Alps Logistics Co., Ltd......................................................          50,700           482,798
  #Altech Co., Ltd..............................................................          23,000            66,866
   Altech Corp..................................................................          37,150           313,511
   Amano Corp...................................................................         281,000         2,530,218
   Ando Corp....................................................................         450,000           715,371
   Anest Iwata Corp.............................................................         149,000           661,386
   Asahi Diamond Industrial Co., Ltd............................................         243,400         3,132,603
   Asahi Holdings, Inc..........................................................         115,950         2,449,091
   Asahi Kogyosha Co., Ltd......................................................         109,000           476,198
 #*Asanuma Corp.................................................................         796,000           752,779
   Asia Air Survey Co., Ltd.....................................................          32,000            94,795
   Asunaro Aoki Construction Co., Ltd...........................................         154,000           876,191
   Ataka Construction & Engineering Co., Ltd....................................          60,000           209,523
   Bando Chemical Industries, Ltd...............................................         348,000         1,323,379
   Benefit One, Inc.............................................................               3             2,266
   Biken Techno Corp............................................................          14,100            85,259
   Bunka Shutter Co., Ltd.......................................................         227,000           894,361
  #Central Glass Co., Ltd.......................................................         747,000         3,628,368
   Central Security Patrols Co., Ltd............................................          43,700           466,677
   Chiyoda Integre Co., Ltd.....................................................           5,400            66,695
   Chudenko Corp................................................................         130,500         1,438,737
   Chugai Ro Co., Ltd...........................................................         340,000         1,240,011
   CKD Corp.....................................................................         241,400         1,869,806
   COMSYS Holdings Corp.........................................................         378,300         4,237,108
   Cosel Co., Ltd...............................................................         108,800         1,617,926
   CTI Engineering Co., Ltd.....................................................          44,000           290,951
   Dai-Dan Co., Ltd.............................................................         156,000         1,132,212
   Daido Kogyo Co., Ltd.........................................................         145,000           274,801
   Daifuku Co., Ltd.............................................................         366,000         2,069,561


                                      1323

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Daihen Corp..................................................................         448,000   $     1,783,447
 #*Daiho Corp...................................................................         763,000         1,231,105
 #*Daiichi Chuo K.K.............................................................         478,000           775,048
   Daiichi Jitsugyo Co., Ltd....................................................         188,000           909,407
  #Daiseki Co., Ltd.............................................................         153,963         2,794,794
  *Daiseki Eco. Solution Co., Ltd...............................................              84           175,329
 #*Daisue Construction Co., Ltd.................................................         271,500           214,395
   Daiwa Industries, Ltd........................................................         178,000           981,415
   Daiwa Odakyu Construction Co., Ltd...........................................          63,500           188,211
 #*Danto Holdings Corp..........................................................         441,000           511,315
  #Denyo Co., Ltd...............................................................          85,100         1,152,724
  *Dijet Industrial Co., Ltd....................................................          80,000           170,167
   DMW Corp.....................................................................           4,800            88,177
  *Dream Incubator, Inc.........................................................             168           129,395
   Duskin Co., Ltd..............................................................         212,500         4,206,431
   Ebara Corp...................................................................         221,000           862,237
   Ebara Jitsugyo Co., Ltd......................................................           1,800            28,202
  *Enshu, Ltd...................................................................         143,000           182,922
   Freesia Macross Corp.........................................................       1,355,000           284,851
 #*Fudo Tetra Corp..............................................................         364,100           783,503
  *Fujikura, Ltd................................................................       1,170,000         3,633,679
  *Fujisash Co., Ltd............................................................          49,300            45,280
   Fujitec Co., Ltd.............................................................         323,000         2,170,173
  #Fukuda Corp..................................................................         630,000         2,334,208
   Fukusima Industries Corp.....................................................          29,700           387,179
   Fukuyama Transporting Co., Ltd...............................................         606,400         3,572,008
   Funai Consulting, Inc........................................................          99,300           694,374
  *Furukawa Co., Ltd............................................................       1,391,000         1,318,341
  #Furusato Industries, Ltd.....................................................          50,600           474,818
   Futaba Corp..................................................................         154,300         2,552,845
   Gecoss Corp..................................................................         112,400           522,509
   Glory, Ltd...................................................................          66,400         1,445,569
   Hamai Co., Ltd...............................................................          92,000           107,521
   Hamakyorex Co., Ltd..........................................................           4,900           150,913
   Hanwa Co., Ltd...............................................................         780,000         3,734,072
 #*Hazama Corp..................................................................         285,800           855,322
   Hibiya Engineering, Ltd......................................................         125,900         1,391,468
   Hisaka Works, Ltd............................................................           9,000           100,052
  *Hitachi Cable, Ltd...........................................................         755,000         1,729,085
   Hitachi Koki Co., Ltd........................................................         213,200         1,715,575
   Hitachi Metals Techno, Ltd...................................................          56,500           357,428
   Hitachi Tool Engineering, Ltd................................................          94,000         1,055,048
   Hitachi Transport System, Ltd................................................          50,500           860,499
   Hitachi Zosen Corp...........................................................       3,020,000         4,409,649
   Hokuetsu Industries Co., Ltd.................................................          85,000           271,069
   Hokuriku Electrical Construction Co., Ltd....................................          56,000           178,427
   Hoshizaki Electric Co., Ltd..................................................         123,200         2,844,218
   Hosokawa Micron Corp.........................................................         140,000           726,153
  *Howa Machinery, Ltd..........................................................         379,000           354,432
   Ichiken Co., Ltd.............................................................          87,000           168,154
   Ichinen Holdings Co., Ltd....................................................          71,100           385,404
  *Idec Corp....................................................................         137,000         1,473,182
   IHI Transport Machinery Co., Ltd.............................................          73,000           464,684
  #Iino Kaiun Kaisha, Ltd.......................................................         354,300         1,706,496
   Inaba Denki Sangyo Co., Ltd..................................................          86,300         2,549,582
   Inaba Seisakusho Co., Ltd....................................................          58,800           716,098
   Inabata & Co., Ltd...........................................................         317,300         2,015,203
  #Inui Steamship Co., Ltd......................................................          95,900           410,372
 #*Iseki & Co., Ltd.............................................................         718,000         1,642,400
   Ishii Iron Works Co., Ltd....................................................         110,000           233,799
  *Ishikawa Seisakusho, Ltd.....................................................         101,000            98,298


                                      1324

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Ishikawajima Construction Materials Co., Ltd.................................         202,000   $       379,727
   Itoki Corp...................................................................         174,200           426,445
 #*Iwasaki Electric Co., Ltd....................................................          48,000           107,397
   Iwatani International Corp...................................................         887,000         3,074,048
   Jalux, Inc...................................................................          40,800           415,480
  *Jamco Corp...................................................................          80,000           429,597
   Japan Airport Terminal Co., Ltd..............................................         163,900         2,274,423
  #Japan Foundation Engineering Co., Ltd........................................         162,500           737,333
   Japan Kenzai Co., Ltd........................................................          92,540           468,253
   Japan Pulp & Paper Co., Ltd..................................................         464,000         1,751,816
   Japan Transcity Corp.........................................................         231,000           829,517
  #JFE Shoji Holdings, Inc......................................................         411,000         1,860,441
  #Juki Corp....................................................................         370,000           878,013
   Kamei Corp...................................................................         153,000         1,745,320
   Kanaden Corp.................................................................         116,000           738,483
   Kanagawa Chuo Kotsu Co., Ltd.................................................         192,000         1,056,037
  #Kanamoto Co., Ltd............................................................         112,000         1,051,813
   Kandenko Co., Ltd............................................................         431,000         2,257,003
  *Kanematsu Corp...............................................................       1,529,625         1,650,446
  *Kanematsu-NNK Corp...........................................................         113,000           279,419
   Katakura Industries Co., Ltd.................................................         115,100         1,072,006
   Kato Works Co., Ltd..........................................................         287,000         1,036,961
   KAWADA TECHNOLOGIES, Inc.....................................................         102,600         1,695,759
   Kawagishi Bridge Works Co., Ltd..............................................          38,000           104,373
   Kawasaki Kinkai Kisen Kaisha, Ltd............................................          99,000           273,119
  #Kawasaki Kisen Kaisha, Ltd...................................................       2,414,000         4,579,811
  #Keihin Co., Ltd. (The).......................................................         199,000           293,510
 #*KI HOLDINGS Co., Ltd.........................................................         102,000           132,943
  #Kimura Chemical Plants Co., Ltd..............................................          59,900           278,328
   King Jim Co., Ltd............................................................           4,800            37,410
  *Kinki Sharyo Co., Ltd........................................................         185,000           594,351
   Kintetsu World Express, Inc..................................................          79,000         2,374,761
   Kitagawa Iron Works Co., Ltd.................................................         335,000           652,058
   Kitano Construction Corp.....................................................         242,000           590,703
   Kitazawa Sangyo Co., Ltd.....................................................          54,500           125,798
   Kito Corp....................................................................              45            35,509
  #Kitz Corp....................................................................         416,800         1,919,652
   Kodensha Co., Ltd. (The).....................................................          25,000            55,713
   Koike Sanso Kogyo Co., Ltd...................................................         149,000           407,829
   Kokuyo Co., Ltd..............................................................         308,425         2,213,218
  #KOMAIHALTEC, Inc.............................................................         167,000           648,378
   Komatsu Wall Industry Co., Ltd...............................................          48,300           526,728
   Komori Corp..................................................................         407,800         2,660,353
   Kondotec, Inc................................................................          81,000           528,749
 #*Kosaido Co., Ltd.............................................................         356,100         1,026,158
   KRS Corp.....................................................................          37,200           417,644
  *Kumagai Gumi Co., Ltd........................................................         583,800           658,919
   Kuroda Electric Co., Ltd.....................................................         115,400         1,235,578
   Kyodo Printing Co., Ltd......................................................         540,000         1,511,737
  #Kyoei Sangyo Co., Ltd........................................................          97,000           184,725
   Kyokuto Boeki Kaisha, Ltd....................................................          58,000           163,906
  #Kyokuto Kaihatsu Kogyo Co., Ltd..............................................         210,100         1,738,114
   Kyosan Electric Manufacturing Co., Ltd.......................................         225,000         1,039,139
   Kyowa Exeo Corp..............................................................         341,900         3,429,008
   Kyudenko Corp................................................................         204,000         1,286,897
  *Lonseal Corp.................................................................         116,000           139,345
   Maeda Corp...................................................................         845,000         3,502,551
   Maeda Road Construction Co., Ltd.............................................         289,000         3,501,817
 #*Maezawa Industries, Inc......................................................          35,700           107,934
   Maezawa Kasei Industries Co., Ltd............................................          50,700           532,692
   Maezawa Kyuso Industries Co., Ltd............................................          50,400           705,398


                                      1325

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Makino Milling Machine Co., Ltd..............................................         439,000   $     3,061,840
  *Marubeni Construction Material Lease Co., Ltd................................          75,000           188,213
   Maruka Machinery Co., Ltd....................................................          28,100           259,988
   Maruwn Corp..................................................................          66,000           173,602
  #Maruyama Manufacturing Co., Inc..............................................         150,000           362,382
   Maruzen Showa Unyu Co., Ltd..................................................         306,000         1,046,110
  #Matsuda Sangyo Co., Ltd......................................................          80,682         1,299,291
   Matsui Construction Co., Ltd.................................................         128,600           537,527
   Max Co., Ltd.................................................................         189,000         2,374,184
  #Meidensha Corp...............................................................         773,050         2,745,973
  #Meiji Shipping Co., Ltd......................................................         105,700           449,818
   Meitec Corp..................................................................         137,300         2,753,992
   Meito Transportation Co., Ltd................................................          22,000           180,188
   Meiwa Trading Co., Ltd.......................................................         140,000           539,259
   Mesco, Inc...................................................................          30,000           236,842
  *Minebea Co., Ltd.............................................................          50,000           223,229
   Mirait Holdings Corp.........................................................         274,685         2,201,576
   Mitani Corp..................................................................          53,100           707,252
 #*Mitsubishi Kakoki Kaisha, Ltd................................................         229,000           439,658
   Mitsubishi Pencil Co., Ltd...................................................         104,500         1,851,352
  *Mitsubishi Research Institute, Inc...........................................             200             3,933
   Mitsuboshi Belting Co., Ltd..................................................         287,000         1,535,157
   Mitsui Engineering & Shipbuilding Co., Ltd...................................         904,000         1,594,599
   Mitsui Matsushima Co., Ltd...................................................         372,000           773,788
   Mitsui-Soko Co., Ltd.........................................................         485,000         1,922,065
   Mitsumura Printing Co., Ltd..................................................          93,000           322,562
  #Miura Co., Ltd...............................................................         137,600         3,919,430
  *Miura Printing Corp..........................................................          18,000            20,299
   Miyachi Corp.................................................................             600             5,198
 #*Miyaji Engineering Group, Inc................................................       1,349,175         3,421,520
 #*Miyakoshi Holdings, Inc......................................................          45,000           276,896
  *Mori Denki Manufacturing Co., Ltd............................................         625,000            57,470
  #Mori Seiki Co., Ltd..........................................................         428,400         4,170,574
   Morita Holdings Corp.........................................................         156,000           955,924
  #Moshi Moshi Hotline, Inc.....................................................         217,300         2,000,342
   Mystar Engineering Corp......................................................          15,600            83,782
  #NAC Co., Ltd.................................................................          25,400           505,590
   Nachi-Fujikoshi Corp.........................................................         704,000         3,507,983
   Nagase & Co., Ltd............................................................          23,400           271,626
   Naikai Zosen Corp............................................................          73,000           330,838
   Nakano Corp..................................................................          98,000           233,000
   Narasaki Sangyo Co., Ltd.....................................................          56,000            93,413
   NEC Capital Solutions, Ltd...................................................          45,100           755,911
   NEC Networks & System Integration Corp.......................................         109,600         1,601,790
   Nichias Corp.................................................................         436,000         2,489,057
   Nichiban Co., Ltd............................................................         122,000           424,008
   Nichiden Corp................................................................           3,700           107,176
   Nichiha Corp.................................................................          98,380         1,103,653
   Nichireki Co., Ltd...........................................................          96,000           532,401
   Nihon M&A Center, Inc........................................................             155           770,871
  *Nihon Trim Co., Ltd..........................................................           1,000            24,043
   Nikko Co., Ltd...............................................................         127,000           539,126
   Nippo Corp...................................................................         259,000         2,893,300
   Nippon Carbon Co., Ltd.......................................................         421,000         1,213,591
   Nippon Conveyor Co., Ltd.....................................................         168,000           189,818
   Nippon Densetsu Kogyo Co., Ltd...............................................         191,000         1,954,820
   Nippon Denwa Shisetu Co., Ltd................................................         203,000           672,457
   Nippon Filcon Co., Ltd.......................................................          70,900           369,844
   Nippon Hume Corp.............................................................         112,000           576,303
   Nippon Jogesuido Sekkei Co., Ltd.............................................             289           436,017
   Nippon Kanzai Co., Ltd.......................................................          43,000           832,359


                                      1326

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Nippon Koei Co., Ltd.........................................................         272,000   $     1,025,024
   Nippon Konpo Unyu Soko Co., Ltd..............................................         261,000         2,746,991
   Nippon Parking Development Co., Ltd..........................................           3,089           143,320
  #Nippon Road Co., Ltd. (The)..................................................          26,000           111,201
   Nippon Seisen Co., Ltd.......................................................         103,000           502,936
   Nippon Sharyo, Ltd...........................................................         291,000         1,252,053
   Nippon Shindo Co., Ltd.......................................................           8,000            12,502
   Nippon Signal Co., Ltd.......................................................         218,600         1,375,163
   Nippon Steel Trading Co., Ltd................................................         294,000           866,010
   Nippon Thompson Co., Ltd.....................................................         272,000         1,620,757
   Nippon Tungsten Co., Ltd.....................................................          80,000           193,940
  #Nippon Yusoki Co., Ltd.......................................................         138,000           391,804
   Nishimatsu Construction Co., Ltd.............................................       1,855,000         4,098,604
  *Nishishiba Electric Co., Ltd.................................................         101,000           171,215
   Nissei Corp..................................................................         104,600           922,088
  *Nissei Plastic Industrial Co., Ltd...........................................         374,100         1,900,664
  #Nissha Printing Co., Ltd.....................................................         122,700         1,634,065
   Nisshinbo Holdings, Inc......................................................          39,000           392,169
   Nissin Corp..................................................................         350,000           977,727
   Nissin Electric Co., Ltd.....................................................         193,000         1,287,133
   Nitchitsu Co., Ltd...........................................................          58,000           143,262
  *Nitta Corp...................................................................         105,800         1,977,463
   Nitto Boseki Co., Ltd........................................................         898,000         3,070,312
   Nitto Kogyo Corp.............................................................         149,000         1,863,488
  #Nitto Kohki Co., Ltd.........................................................          67,900         1,570,749
   Nitto Seiko Co., Ltd.........................................................         122,000           340,514
  #Nittoc Construction Co., Ltd.................................................         316,000           489,585
   Noda Corp....................................................................         169,300           688,384
   Nomura Co., Ltd..............................................................         205,000           712,705
   Noritake Co., Ltd............................................................         531,000         1,645,590
   Noritz Corp..................................................................         113,300         2,012,953
 #*NS United Kaiun Kaisha, Ltd..................................................         470,000           821,080
  *Oak Capital Corp.............................................................          53,135            71,195
   Obara Corp...................................................................          24,400           305,764
  #Obayashi Road Corp...........................................................         175,000           585,803
   Oiles Corp...................................................................         123,842         2,503,653
  *Okamoto Machine Tool Works, Ltd..............................................         163,000           229,175
   Okamura Corp.................................................................         286,900         2,131,904
   Okano Valve Manufacturing Co., Ltd...........................................          45,000           156,666
   Oki Electric Cable Co., Ltd..................................................          90,000           195,092
  *OKK Corp.....................................................................         255,000           386,134
   OKUMA Corp...................................................................         587,000         4,263,240
   Okumura Corp.................................................................         754,400         3,286,968
   Onoken Co., Ltd..............................................................          58,900           504,347
   Organo Corp..................................................................         163,000         1,276,622
  *Original Engineering Consultants Co., Ltd....................................          11,500            20,840
   OSG Corp.....................................................................         289,400         4,338,871
   Oyo Corp.....................................................................         100,900         1,355,010
  #P.S. Mitsubishi Construction Co., Ltd........................................          76,800           503,605
   Park24 Co., Ltd..............................................................         208,300         2,682,675
  #Pasco Corp...................................................................          62,000           233,442
   Pasona Group, Inc............................................................             188           175,070
  #Penta-Ocean Construction Co., Ltd............................................       1,087,500         3,907,181
  *Pilot Corp...................................................................             763         1,514,797
   Pronexus, Inc................................................................         133,200           691,741
  #Raito Kogyo Co., Ltd.........................................................         193,700         1,229,844
  *Rasa Industries, Ltd.........................................................         202,000           330,435
   Rheon Automatic Machinery Co., Ltd...........................................          64,000           168,110
   Ryobi, Ltd...................................................................         581,200         2,210,238
  *Sailor Pen Co., Ltd..........................................................          69,000            31,785
   Sakai Heavy Industries, Ltd..................................................         183,000           419,939


                                      1327

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
  *Sakurada Co., Ltd............................................................          57,000   $        19,483
 #*Sanix, Inc...................................................................         135,300           408,818
   Sanki Engineering Co., Ltd...................................................         340,000         1,846,319
  #Sanko Metal Industrial Co., Ltd..............................................         118,000           385,421
  *Sankyo-Tateyama Holdings, Inc................................................       1,710,000         3,218,500
   Sankyu, Inc..................................................................       1,095,000         4,224,957
   Sanritsu Corp................................................................          16,700           113,768
   Sanwa Holdings Corp..........................................................         877,000         2,866,397
   Sanyo Denki Co., Ltd.........................................................         210,000         1,245,686
   Sanyo Engineering & Construction, Inc........................................          48,000           173,137
   Sanyo Industries, Ltd........................................................          77,000           179,129
  #Sasebo Heavy Industries Co., Ltd.............................................         573,000         1,033,551
  *Sata Construction Co., Ltd...................................................          12,000            12,900
   SATO HOLDINGS Corp...........................................................         109,300         1,401,737
   Sato Shoji Corp..............................................................          65,300           398,678
   Sawafuji Electric Co., Ltd...................................................          42,000           120,381
   Secom Joshinetsu Co., Ltd....................................................          33,900         1,028,948
   Seibu Electric Industry Co., Ltd.............................................          67,000           319,963
   Seika Corp...................................................................         285,000           818,565
 #*Seikitokyu Kogyo Co., Ltd....................................................         307,000           242,255
   Seino Holdings Co., Ltd......................................................         375,000         2,872,853
   Sekisui Jushi Co., Ltd.......................................................         144,000         1,466,035
  #Senko Co., Ltd...............................................................         384,000         1,568,665
   Senshu Electric Co., Ltd.....................................................          37,300           476,074
   Shibusawa Warehouse Co., Ltd.................................................         231,000           740,866
   Shibuya Kogyo Co., Ltd.......................................................          80,100           924,479
  #Shima Seiki Manufacturing Co., Ltd...........................................         115,300         2,086,848
   Shin Nippon Air Technologies Co., Ltd........................................          88,780           510,251
   Shin-Keisei Electric Railway Co., Ltd........................................         174,000           801,278
   Shinmaywa Industries, Ltd....................................................         418,000         2,014,764
   Shinnihon Corp...............................................................         194,800           603,056
   Shinsho Corp.................................................................         202,000           505,273
   Shinwa Co., Ltd..............................................................           1,800            21,383
  #Sho-Bond Corp................................................................         101,600         2,576,419
   Shoko Co., Ltd...............................................................         316,000           552,117
  #Showa Aircraft Industry Co., Ltd.............................................         112,000           703,885
  #Sinfonia Technology Co., Ltd.................................................         496,000         1,154,548
   Sintokogio, Ltd..............................................................         201,000         1,882,012
   Soda Nikka Co., Ltd..........................................................          67,000           305,781
  #Sodick Co., Ltd..............................................................          86,500           441,924
   Sohgo Security Services Co., Ltd.............................................         252,800         2,823,210
   Sotetsu Holdings, Inc........................................................         554,000         1,790,061
   Space Co., Ltd...............................................................          73,420           441,419
   Subaru Enterprise Co., Ltd...................................................          59,000           210,015
   Sugimoto & Co., Ltd..........................................................          34,100           327,331
   Sumikin Bussan Corp..........................................................          93,000           262,333
  *Sumiseki Holdings, Inc.......................................................         107,100           133,644
   Sumitomo Densetsu Co., Ltd...................................................          98,100           658,338
 #*Sumitomo Mitsui Construction Co., Ltd........................................         416,800           480,598
   Sumitomo Precision Products Co., Ltd.........................................         156,000         1,016,192
   Sumitomo Warehouse Co., Ltd..................................................         564,000         2,772,086
   Suzuki Metal Industry Co., Ltd...............................................          71,000           154,189
  *SWCC Showa Holdings Co., Ltd.................................................       1,732,000         1,823,017
   Tadano, Ltd..................................................................         461,579         3,167,578
   Taihei Dengyo Kaisha, Ltd....................................................         158,000         1,263,908
   Taihei Kogyo Co., Ltd........................................................         256,000         1,436,937
   Taiheiyo Kouhatsu, Inc.......................................................          95,000           101,145
   Taikisha, Ltd................................................................         131,000         2,937,430
  #Takada Kiko Co., Ltd.........................................................         272,000           867,654
   Takano Co., Ltd..............................................................          51,100           301,255
  #Takaoka Electric Manufacturing Co., Ltd......................................         262,000           818,100


                                      1328

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
  #Takara Printing Co., Ltd.....................................................          38,055   $       286,691
   Takara Standard Co., Ltd.....................................................         501,000         4,026,687
  #Takasago Thermal Engineering Co., Ltd........................................         291,400         2,423,247
  #Takashima & Co., Ltd.........................................................         137,000           363,472
   Takigami Steel Construction Co., Ltd.........................................          50,000           159,566
   Takisawa Machine Tool Co., Ltd...............................................         191,000           286,454
 #*Takuma Co., Ltd..............................................................         316,000         1,584,721
   Tanseisha Co., Ltd...........................................................          74,000           213,372
  #Tatsuta Electric Wire & Cable Co., Ltd.......................................         215,000         1,012,709
   TECHNO ASSOCIE Co., Ltd......................................................          58,400           492,204
   Techno Ryowa, Ltd............................................................          71,390           378,256
   Teikoku Electric Manufacturing Co., Ltd......................................          31,800           591,870
   Tekken Corp..................................................................         763,000         1,173,483
  #Temp Holdings Co., Ltd.......................................................          48,600           475,646
   Teraoka Seisakusho Co., Ltd..................................................          53,600           246,987
   TOA Corp.....................................................................         780,000         1,714,582
  #TOA ROAD Corp................................................................         155,000           466,467
 #*Tobishima Corp...............................................................         347,400           564,760
   Tocalo Co., Ltd..............................................................          57,100         1,291,596
   Toda Corp....................................................................         865,000         3,444,444
   Toenec Corp..................................................................         212,000         1,232,987
  #TOKAI Holdings Corp..........................................................         214,000         1,068,537
   Tokai Lease Co., Ltd.........................................................          92,000           222,114
  #Toko Electric Corp...........................................................          76,000           341,915
   Tokyo Energy & Systems, Inc..................................................         143,000           923,055
  #TOKYO KEIKI, Inc.............................................................         265,000           576,764
 #*Tokyo Kikai Seisakusho, Ltd..................................................         300,000           229,361
   Tokyo Sangyo Co., Ltd........................................................          78,000           266,940
   Tokyu Community Corp.........................................................          32,600         1,058,433
   Tokyu Construction Co., Ltd..................................................          34,480            96,330
   Toli Corp....................................................................         236,000           511,220
  #Tomoe Corp...................................................................         115,500           437,494
   Tomoe Engineering Co., Ltd...................................................           9,300           180,728
   Tonami Holdings Co., Ltd.....................................................         331,000           813,500
   Toppan Forms Co., Ltd........................................................         202,900         1,636,876
   Torishima Pump Manufacturing Co., Ltd........................................          85,800         1,220,472
   Toshiba Machine Co., Ltd.....................................................         440,000         2,427,797
   TOSHIBA PLANT SYSTEMS & SERVICES Corp........................................         191,450         2,164,547
   Tosho Printing Co., Ltd......................................................         243,000           544,997
   Totetsu Kogyo Co., Ltd.......................................................         122,000         1,259,314
 #*Totoku Electric Co., Ltd.....................................................          61,000            85,018
  #Toyo Construction Co., Ltd...................................................         600,000           654,493
   Toyo Electric Manufacturing Co., Ltd.........................................         159,000           622,361
   Toyo Engineering Corp........................................................         581,400         2,443,934
   Toyo Machinery & Metal Co., Ltd..............................................          42,400           112,888
   Toyo Tanso Co., Ltd..........................................................          45,000         1,839,410
  #Toyo Wharf & Warehouse Co., Ltd..............................................         274,000           525,260
  *Trancom Co., Ltd.............................................................           4,700            91,833
   Trinity Industrial Corp......................................................          56,000           214,116
   Trusco Nakayama Corp.........................................................          98,900         2,003,348
   Tsubakimoto Chain Co., Ltd...................................................         584,700         3,414,094
   Tsubakimoto Kogyo Co., Ltd...................................................          97,000           295,364
 #*Tsudakoma Corp...............................................................          27,000            71,877
 #*Tsugami Corp.................................................................         267,000         1,881,177
   Tsukishima Kikai Co., Ltd....................................................         127,000         1,033,541
   Tsurumi Manufacturing Co., Ltd...............................................          94,000           722,114
  #Tsuzuki Denki Co., Ltd.......................................................          75,000           802,681
   TTK Co., Ltd.................................................................          62,000           321,318
   Uchida Yoko Co., Ltd.........................................................         331,000           949,326
 #*Ueki Corp....................................................................         430,000         1,111,912
   Union Tool Co., Ltd..........................................................          59,400         1,049,392


                                      1329

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Utoc Corp....................................................................          92,900   $       376,618
 #*Wakachiku Construction Co., Ltd..............................................       1,204,000         1,822,605
  #Weathernews, Inc.............................................................          26,700           735,690
   Yahagi Construction Co., Ltd.................................................         141,500           724,665
   Yamabiko Corp................................................................          28,782           360,896
   Yamato Corp..................................................................          82,000           335,723
   Yamaura Corp.................................................................          40,500           122,696
   Yamazen Co., Ltd.............................................................         305,500         2,381,570
   Yasuda Warehouse Co., Ltd. (The).............................................          95,800           638,929
   Yokogawa Bridge Holdings Corp................................................         139,400         1,041,334
   Yondenko Corp................................................................         132,800           572,799
   Yuasa Trading Co., Ltd.......................................................         810,000         1,332,683
   Yuken Kogyo Co., Ltd.........................................................         156,000           346,761
   Yurtec Corp..................................................................         256,000         1,445,626
   Yusen Logistics Co., Ltd.....................................................          71,400           983,702
   Yushin Precision Equipment Co., Ltd..........................................          55,934         1,052,220
                                                                                                   ---------------
Total Industrials...............................................................                       454,475,487
                                                                                                   ---------------
Information Technology -- (10.0%)
  *A&D Co., Ltd.................................................................          30,600           101,831
   Ai Holdings Corp.............................................................         182,600           789,711
  #Aichi Tokei Denki Co., Ltd...................................................         113,000           418,443
   Aiphone Co., Ltd.............................................................          70,900         1,425,110
  #ALLIED TELESIS HOLDINGS K.K..................................................         470,700           451,869
   Alpha Systems, Inc...........................................................          27,300           436,549
   Alps Electric Co., Ltd.......................................................         710,700         5,521,478
  #Anritsu Corp.................................................................         458,000         5,471,579
  #AOI Electronic Co., Ltd......................................................          35,200           480,245
  *Apic Yamada Corp.............................................................          28,000            48,280
  *Argo Graphics, Inc...........................................................             100             1,384
   Arisawa Manufacturing Co., Ltd...............................................          79,300           298,957
   Asahi Net, Inc...............................................................          34,000           161,441
  *Axell Corp...................................................................           3,800            83,079
   CAC Corp.....................................................................          62,700           519,715
   Canon Electronics, Inc.......................................................          82,100         2,094,826
   Capcom Co., Ltd..............................................................         206,700         4,593,396
   Chino Corp...................................................................         151,000           424,307
  *CMK Corp.....................................................................         263,200           951,327
   Computer Engineering & Consulting, Ltd.......................................          61,500           294,780
   Core Corp....................................................................          45,700           413,534
   Cresco, Ltd..................................................................          23,200           201,422
   Cybernet Systems Co., Ltd....................................................              85            23,690
  #Cybozu, Inc..................................................................           1,221           361,281
  *Daiko Denshi Tsushin, Ltd....................................................          12,000            30,797
   Daito Electron Co., Ltd......................................................           5,900            32,319
   Daiwabo Holdings Co., Ltd....................................................         685,000         1,715,687
   Denki Kogyo Co., Ltd.........................................................         255,000         1,225,463
   DKK TOA Corp.................................................................          31,000           111,893
   DTS Corp.....................................................................          89,600         1,171,426
  #Dwango Co., Ltd..............................................................             436           797,427
  #eAccess, Ltd.................................................................           7,290         1,662,126
   Eizo Nanao Corp..............................................................          76,800         1,647,674
  #Elematec Corp................................................................          26,800           486,296
  *Elna Co., Ltd................................................................          92,000           109,834
 #*Elpida Memory, Inc...........................................................         799,200         3,395,326
  #Enplas Corp..................................................................          32,000           727,204
   ESPEC Corp...................................................................          82,200           566,885
   Excel Co., Ltd...............................................................           1,700            17,467
  *Faith, Inc...................................................................           1,831           224,998
  *FDK Corp.....................................................................         431,000           464,820
   Fuji Electronics Co., Ltd....................................................          16,200           252,403


                                      1330

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  #Fuji Soft, Inc...............................................................         100,600   $     1,957,142
  *Fujitsu Component, Ltd.......................................................             139            49,553
   Fujitsu Frontech, Ltd........................................................          77,500           509,153
   Future Architect, Inc........................................................           1,172           470,877
  #GMO Internet, Inc............................................................         252,400         1,013,722
   Hakuto Co., Ltd..............................................................          73,700           749,781
   Hioki EE Corp................................................................          12,300           208,136
   Hitachi Kokusai Electric, Inc................................................         249,500         2,179,026
   Hochiki Corp.................................................................          97,000           518,695
   Hokuriku Electric Industry Co., Ltd..........................................         299,000           472,023
   Horiba, Ltd..................................................................         163,750         5,237,992
   Hosiden Corp.................................................................         262,900         1,929,367
   Icom, Inc....................................................................          49,700         1,305,658
 #*Ikegami Tsushinki Co., Ltd...................................................         174,000           132,936
   Ines Corp....................................................................         202,300         1,486,406
   I-Net Corp...................................................................          47,800           300,291
   Information Services International-Dentsu, Ltd...............................          76,700           710,530
   Innotech Corp................................................................          18,200           131,506
  #Internet Initiative Japan, Inc...............................................             485         1,667,590
 #*Ishii Hyoki Co., Ltd.........................................................          23,700            81,087
   IT Holdings Corp.............................................................         357,401         4,407,143
   ITC Networks Corp............................................................          51,000           338,604
   ITFOR, Inc...................................................................          20,500            77,334
   Iwatsu Electric Co., Ltd.....................................................         309,000           313,519
   Japan Aviation Electronics Industry, Ltd.....................................         252,600         2,007,531
  #Japan Cash Machine Co., Ltd..................................................          79,315           611,426
   Japan Digital Laboratory Co., Ltd............................................         109,700         1,212,189
   Japan Radio Co., Ltd.........................................................          81,000           229,228
  #Jastec Co., Ltd..............................................................          61,400           372,840
   JBCC Holdings, Inc...........................................................          73,200           507,936
   JBIS Holdings, Inc...........................................................          79,600           291,168
   JFE Systems, Inc.............................................................             174           157,688
   JIEC Co., Ltd................................................................             199           243,196
   Kaga Electronics Co., Ltd....................................................         100,400         1,123,345
   Kanematsu Electronics, Ltd...................................................          83,100           885,581
   Koa Corp.....................................................................         151,600         1,524,183
 #*Kubotek Corp.................................................................             370           106,525
   Kyoden Co., Ltd..............................................................         156,900           278,400
   Kyowa Electronic Instruments Co., Ltd........................................          52,000           160,962
   Macnica, Inc.................................................................          50,100         1,186,531
  #Macromill, Inc...............................................................          83,100           811,733
   Marubun Corp.................................................................          98,500           485,300
  #Maruwa Co., Ltd..............................................................          38,400         1,665,857
  #Megachips Corp...............................................................          84,800         1,299,393
  *Meisei Electric Co., Ltd.....................................................         305,000           352,257
   Melco Holdings, Inc..........................................................          49,600         1,258,442
   Mimasu Semiconductor Industry Co., Ltd.......................................          86,881           795,639
   Miroku Jyoho Service Co., Ltd................................................         105,000           341,578
   Mitsui High-Tec, Inc.........................................................         131,600           554,995
   Mitsui Knowledge Industry Co., Ltd...........................................           3,643           716,318
   Mitsumi Electric Co., Ltd....................................................         328,500         2,690,961
  *Moritex Corp.................................................................           7,700            32,323
  #Mutoh Holdings Co., Ltd......................................................         160,000         1,019,429
  *Nagano Japan Radio Co., Ltd..................................................          83,000           133,033
   Nagano Keiki Co., Ltd........................................................           2,800            28,764
  #Nakayo Telecommunications, Inc...............................................         541,000         2,290,901
   NEC Fielding, Ltd............................................................          95,000         1,212,336
   NEC Mobiling, Ltd............................................................          46,800         1,636,792
   Net One Systems Co., Ltd.....................................................           1,994         5,084,667
 #*New Japan Radio Co., Ltd.....................................................          37,000           110,144
   Nichicon Corp................................................................         270,300         2,690,044


                                      1331

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Nidec Copal Electronics Corp.................................................          38,700   $       231,142
  #Nidec Sankyo Corp............................................................         191,000         1,293,659
   NIFTY Corp...................................................................             250           305,836
   Nihon Dempa Kogyo Co., Ltd...................................................          71,100           862,667
 #*Nihon Inter Electronics Corp.................................................         104,700           149,865
   Nihon Unisys, Ltd............................................................         240,875         1,558,587
  *Nippon Avionics Co., Ltd.....................................................          78,000           127,702
  #Nippon Ceramic Co., Ltd......................................................          86,600         1,589,138
   Nippon Chemi-Con Corp........................................................         604,000         2,101,315
   Nippon Systemware Co., Ltd...................................................          27,900           114,104
   Nohmi Bosai, Ltd.............................................................         123,000           816,765
   NS Solutions Corp............................................................          79,400         1,568,529
   NSD Co., Ltd.................................................................         170,300         1,485,494
   Obic Business Consultants Co., Ltd...........................................          21,900         1,028,659
   Okaya Electric Industries Co., Ltd...........................................          73,000           342,475
  *Oki Electric Industry Co., Ltd...............................................       2,685,000         2,580,824
   ONO Sokki Co., Ltd...........................................................         103,000           396,694
   Optex Co., Ltd...............................................................          21,600           284,642
   Origin Electric Co., Ltd.....................................................         105,000           361,266
   Osaki Electric Co., Ltd......................................................         126,000         1,286,438
   Panasonic Electric Works Information Systems Co., Ltd........................          13,600           375,902
  #Panasonic Electric Works SUNX Co., Ltd.......................................         109,000           579,008
   PCA Corp.....................................................................          17,500           196,529
 #*Pixela Corp..................................................................          18,400            48,562
   Riken Keiki Co., Ltd.........................................................          77,500           613,615
  *Riso Kagaku Corp.............................................................          48,900           745,208
   Roland DG Corp...............................................................          54,400           626,142
   Ryoden Trading Co., Ltd......................................................         141,000           880,855
   Ryosan Co., Ltd..............................................................         140,600         3,110,212
   Ryoyo Electro Corp...........................................................         113,200         1,311,781
   Sanken Electric Co., Ltd.....................................................         496,000         1,767,012
   Sanko Co., Ltd...............................................................          21,000            57,253
   Sanshin Electronics Co., Ltd.................................................         139,500         1,182,919
   Satori Electric Co., Ltd.....................................................          79,080           509,099
  #Saxa Holdings, Inc...........................................................         307,000           671,183
  #SCSK Corp....................................................................         214,863         3,609,623
  #Shibaura Mechatronics Corp...................................................         142,000           391,367
   Shindengen Electric Manufacturing Co., Ltd...................................         311,000         1,487,676
   Shinkawa, Ltd................................................................          68,300           361,674
  #Shinko Electric Industries Co., Ltd..........................................         309,200         2,293,887
   Shinko Shoji Co., Ltd........................................................          81,400           698,470
   Shizuki Electric Co., Inc....................................................         103,000           419,968
  #Siix Corp....................................................................          79,500           992,017
  #Simplex Holdings, Inc........................................................           1,082           358,402
  #SMK Corp.....................................................................         290,000           961,741
   Softbank Technology Corp.....................................................             100               821
   So-net Entertainment Corp....................................................             504         1,933,239
   Soshin Electric Co., Ltd.....................................................           4,600            20,812
   SRA Holdings, Inc............................................................          49,700           539,343
   Star Micronics Co., Ltd......................................................         180,700         1,742,321
   Sumida Corp..................................................................          61,549           395,399
   Sun-Wa Technos Corp..........................................................           3,900            39,504
   Systena Corp.................................................................           1,096           750,202
   Tachibana Eletech Co., Ltd...................................................          62,400           558,668
  #Taiyo Yuden Co., Ltd.........................................................         467,300         4,222,811
  #Tamura Corp..................................................................         280,000           799,076
  *Teac Corp....................................................................         332,000           165,975
   Tecmo Koei Holdings Co., Ltd.................................................         150,730         1,229,879
   Teikoku Tsushin Kogyo Co., Ltd...............................................         172,000           314,117
   TKC Corp.....................................................................          86,800         1,845,382
 #*Toko, Inc....................................................................         334,000           704,667


                                      1332

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Information Technology -- (Continued)
   Tokyo Denpa Co., Ltd.........................................................          24,900   $       128,915
  #Tokyo Electron Device, Ltd...................................................             342           619,513
   Tokyo Seimitsu Co., Ltd......................................................         161,000         3,241,579
   Tomen Devices Corp...........................................................           2,000            49,343
   Tomen Electronics Corp.......................................................          50,600           667,757
  #Topcon Corp..................................................................         254,800         1,322,561
   Tose Co., Ltd................................................................          22,100           153,973
   Toshiba TEC Corp.............................................................         547,000         2,101,312
   Toukei Computer Co., Ltd.....................................................          26,810           367,849
   Towa Corp....................................................................          70,900           401,622
   Toyo Corp....................................................................         116,900         1,270,539
   Transcosmos, Inc.............................................................         122,300         1,621,814
  *UKC Holdings Corp............................................................           2,100            22,095
  *Ulvac, Inc...................................................................         180,700         2,419,831
   Uniden Corp..................................................................         377,000         1,452,447
  #Wacom Co., Ltd...............................................................           1,580         2,667,550
   XNET Corp....................................................................              21            32,538
   Y. A. C. Co., Ltd............................................................          34,100           289,728
  *Yamaichi Electronics Co., Ltd................................................          75,700           173,348
  *Yaskawa Information Systems Corp.............................................          40,000            88,297
   Yokowo Co., Ltd..............................................................          69,500           358,131
  #Zuken, Inc...................................................................          94,600           713,898
                                                                                                   ---------------
Total Information Technology....................................................                       180,728,747
                                                                                                   ---------------
Materials -- (10.3%)
   Achilles Corp................................................................         703,000         1,034,615
   Adeka Corp...................................................................         364,400         3,630,556
   Agro-Kanesho Co., Ltd........................................................          14,000            67,847
   Aichi Steel Corp.............................................................         450,000         2,465,576
   Alconix Corp.................................................................          10,800           246,071
   Arakawa Chemical Industries, Ltd.............................................          67,700           618,781
   Araya Industrial Co., Ltd....................................................         276,000           468,582
   Asahi Organic Chemicals Industry Co., Ltd....................................         343,000           983,179
   Chuetsu Pulp & Paper Co., Ltd................................................         568,000         1,103,953
  *Chugai Mining Co., Ltd.......................................................         852,400           202,058
   Chugoku Marine Paints, Ltd...................................................         249,000         1,585,631
 #*Chugokukogyo Co., Ltd........................................................          62,000            82,198
   Chuo Denki Kogyo Co., Ltd....................................................          90,000           480,028
 #*Co-Op Chemical Co., Ltd......................................................         159,000           265,374
  #Dai Nippon Toryo, Ltd........................................................         518,000           694,942
  #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.......................................          14,300           673,761
   Daiichi Kogyo Seiyaku Co., Ltd...............................................         121,000           359,091
   Daiken Corp..................................................................         401,000         1,269,600
  #Daiki Aluminium Industry Co., Ltd............................................          51,000           206,757
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd......................         319,000         1,456,393
  #Daio Paper Corp..............................................................         316,500         2,115,439
   Daiso Co., Ltd...............................................................         355,000         1,179,487
   DC Co., Ltd..................................................................         113,900           415,320
   Dynapac Co., Ltd.............................................................          25,000            67,884
   Earth Chemical Co., Ltd......................................................          50,300         1,893,105
   Ebara-Udylite Co., Ltd.......................................................           2,700            75,951
   FP Corp......................................................................          61,200         4,089,728
   Fuji Seal International, Inc.................................................          80,400         1,472,009
   Fujikura Kasei Co., Ltd......................................................          96,500           491,359
   Fujimi, Inc..................................................................          25,000           335,985
  *Fujimori Kogyo Co., Ltd......................................................             600             9,012
  #Fumakilla, Ltd...............................................................          85,000           343,321
  #Furukawa-Sky Aluminum Corp...................................................         321,000           866,029
   Geostar Corp.................................................................          38,000           110,870
   Godo Steel, Ltd..............................................................         899,000         2,392,586
   Gun Ei Chemical Industry Co., Ltd............................................         347,000           911,280


                                      1333

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (Continued)
   Harima Chemicals, Inc........................................................          73,300   $       584,077
  #Hodogaya Chemical Co., Ltd...................................................         265,000           814,773
   Hokkan Holdings, Ltd.........................................................         283,000           877,842
   Hokko Chemical Industry Co., Ltd.............................................          90,000           279,011
  #Hokuetsu Kishu Paper Co., Ltd................................................         862,199         5,932,980
  *Hokushin Co., Ltd............................................................          61,400           130,582
   Honshu Chemical Industry Co., Ltd............................................          35,000           237,320
   Ihara Chemical Industry Co., Ltd.............................................         155,000           611,524
   Ise Chemical Corp............................................................          83,000           482,815
 #*Ishihara Sangyo Kaisha, Ltd..................................................       1,374,500         1,665,221
   Japan Carlit Co., Ltd........................................................          59,800           317,718
   Japan Pure Chemical Co., Ltd.................................................               7            18,776
   JSP Corp.....................................................................         103,900         1,681,407
  #Kanto Denka Kogyo Co., Ltd...................................................         195,000           753,325
  *Katakura Chikkarin Co., Ltd..................................................          43,000           125,797
   Kawakin Holdings Co., Ltd....................................................          11,000            43,845
   Kawasaki Kasei Chemicals, Ltd................................................         121,000           179,869
   Koatsu Gas Kogyo Co., Ltd....................................................         163,493         1,009,934
   Kohsoku Corp.................................................................          61,900           537,146
   Konishi Co., Ltd.............................................................          66,900           984,576
  #Kumiai Chemical Industry Co., Ltd............................................         233,000           977,962
   Kureha Corp..................................................................         573,500         2,771,615
  #Kurimoto, Ltd................................................................         702,000         1,725,139
   Kurosaki Harima Corp.........................................................         221,000           785,490
   Kyoei Steel, Ltd.............................................................          64,900         1,173,100
   Kyowa Leather Cloth Co., Ltd.................................................          71,700           278,535
   Lintec Corp..................................................................         100,400         1,918,182
   MEC Co., Ltd.................................................................          61,200           218,677
  *Mitsubishi Paper Mills, Ltd..................................................       1,159,000         1,174,332
   Mitsubishi Steel Manufacturing Co., Ltd......................................         554,000         1,719,701
   Mitsui Mining & Smelting Co., Ltd............................................         294,000           804,269
   Mory Industries, Inc.........................................................         154,000           551,122
   Nakabayashi Co., Ltd.........................................................         181,000           452,535
  *Nakayama Steel Works, Ltd....................................................         639,000           764,325
   Neturen Co., Ltd.............................................................         152,800         1,299,029
   Nichia Steel Works, Ltd......................................................         175,900           476,998
   Nihon Kagaku Sangyo Co., Ltd.................................................          78,000           544,477
   Nihon Nohyaku Co., Ltd.......................................................         225,000           951,055
   Nihon Parkerizing Co., Ltd...................................................         240,000         3,182,748
   Nihon Seiko Co., Ltd.........................................................          18,000            67,184
   Nihon Yamamura Glass Co., Ltd................................................         490,000         1,334,220
  #Nippon Carbide Industries Co., Inc...........................................         209,000           324,178
  #Nippon Chemical Industrial Co., Ltd..........................................         281,000           505,447
  #Nippon Chutetsukan K.K.......................................................          50,000           116,416
   Nippon Chuzo K.K.............................................................         111,000           180,219
   Nippon Coke & Engineering Co., Ltd...........................................         863,000         1,282,390
  #Nippon Concrete Industries Co., Ltd..........................................         180,000           671,206
   Nippon Denko Co., Ltd........................................................         394,000         1,913,138
   Nippon Fine Chemical Co., Ltd................................................          85,600           602,988
  #Nippon Kasei Chemical Co., Ltd...............................................         309,000           588,805
 #*Nippon Kinzoku Co., Ltd......................................................         222,000           468,847
  #Nippon Koshuha Steel Co., Ltd................................................         366,000           505,479
   Nippon Light Metal Co., Ltd..................................................       2,138,000         2,842,499
 #*Nippon Metal Industry Co., Ltd...............................................         556,000           533,835
   Nippon Pigment Co., Ltd......................................................          43,000           115,719
   Nippon Pillar Packing Co., Ltd...............................................          83,000           617,318
   Nippon Soda Co., Ltd.........................................................         563,000         2,783,817
   Nippon Synthetic Chemical Industry Co., Ltd. (The)...........................         256,000         1,560,849
  #Nippon Valqua Industries, Ltd................................................         328,000           919,187
 #*Nippon Yakin Kogyo Co., Ltd..................................................         509,500           866,071
   Nisshin Steel Co., Ltd.......................................................         229,000           355,561


                                      1334

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (Continued)
   Nittetsu Mining Co., Ltd.....................................................         375,000   $     1,708,370
   Nitto FC Co., Ltd............................................................          72,000           466,832
  #NOF Corp.....................................................................         726,000         3,696,394
   Ohara, Inc...................................................................           3,100            33,293
   Okabe Co., Ltd...............................................................         186,900         1,051,846
   Okamoto Industries, Inc......................................................         400,000         1,557,401
   Okura Industrial Co., Ltd....................................................         305,000           977,999
  #Osaka Organic Chemical Industry, Ltd.........................................          66,000           389,177
   Osaka Steel Co., Ltd.........................................................          77,700         1,438,794
  *Pacific Metals Co., Ltd......................................................         614,000         3,454,608
  #Pack Corp. (The).............................................................          66,200           996,488
   Riken Technos Corp...........................................................         197,000           578,032
  *S Science Co., Ltd...........................................................       2,704,000           106,397
  #S.T. Chemical Co., Ltd.......................................................          77,000         1,034,595
   Sakai Chemical Industry Co., Ltd.............................................         401,000         1,586,062
   Sakata INX Corp..............................................................         196,000           918,359
   Sanyo Chemical Industries, Ltd...............................................         305,000         2,036,666
   Sanyo Special Steel Co., Ltd.................................................         480,300         2,703,527
   Sekisui Plastics Co., Ltd....................................................         209,000           793,809
   Shikoku Chemicals Corp.......................................................         184,000         1,033,486
   Shinagawa Refractories Co., Ltd..............................................         224,000           705,001
   Shin-Etsu Polymer Co., Ltd...................................................         224,100         1,032,890
   Shinko Wire Co., Ltd.........................................................         184,000           350,792
   Somar Corp...................................................................          43,000           107,316
   Stella Chemifa Corp..........................................................          42,600         1,231,851
  #Sumitomo Bakelite Co., Ltd...................................................         659,000         3,845,129
  *Sumitomo Light Metal Industries, Ltd.........................................       1,767,000         1,766,567
   Sumitomo Osaka Cement Co., Ltd...............................................       1,676,000         5,188,409
   Sumitomo Pipe & Tube Co., Ltd................................................         108,100           920,191
   Sumitomo Seika Chemicals Co., Ltd............................................         223,000         1,014,760
   T. Hasegawa Co., Ltd.........................................................         121,300         1,929,618
  #Taisei Lamick Co., Ltd.......................................................          18,900           620,167
   Taiyo Holdings Co., Ltd......................................................          68,300         1,816,334
   Takasago International Corp..................................................         356,000         1,709,003
   Takiron Co., Ltd.............................................................         304,000         1,051,620
   Tayca Corp...................................................................         151,000           603,961
   Tenma Corp...................................................................          87,000           795,764
  #Titan Kogyo K.K..............................................................          78,000           381,686
   Toagosei Co., Ltd............................................................       1,096,000         4,600,616
  #Toda Kogyo Corp..............................................................         161,000         1,499,304
  #Toho Titanium Co., Ltd.......................................................         134,400         2,297,849
   Toho Zinc Co., Ltd...........................................................         551,000         2,275,103
  #Tokai Carbon Co., Ltd........................................................         825,000         4,502,735
   Tokushu Tokai Paper Co., Ltd.................................................         501,580         1,178,760
 #*Tokuyama Corp................................................................       1,202,000         4,156,034
   Tokyo Ohka Kogyo Co., Ltd....................................................         180,800         3,958,837
  #Tokyo Rope Manufacturing Co., Ltd............................................         558,000         1,402,387
   Tokyo Steel Manufacturing Co., Ltd...........................................         316,400         2,384,343
   Tokyo Tekko Co., Ltd.........................................................           4,000            17,616
   TOMOEGAWA Co., Ltd...........................................................         125,000           305,388
   Tomoku Co., Ltd..............................................................         294,000           847,970
   Topy Industries, Ltd.........................................................         781,000         2,156,870
   Toyo Ink SC Holdings Co., Ltd................................................         751,000         2,989,952
   Toyo Kohan Co., Ltd..........................................................         247,000           928,922
   TYK Corp.....................................................................         138,000           362,913
  #Ube Material Industries, Ltd.................................................         226,000           709,243
   Wood One Co., Ltd............................................................         169,000           607,378
   Yodogawa Steel Works, Ltd....................................................         786,500         3,636,792
  *Yuki Gosei Kogyo Co., Ltd....................................................          64,000           174,768
   Yushiro Chemical Industry Co., Ltd...........................................          47,100           524,998
                                                                                                   ---------------
Total Materials.................................................................                       186,009,532
                                                                                                   ---------------


                                      1335

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Utilities -- (0.5%)
   Hokkaido Gas Co., Ltd........................................................         210,000   $       780,157
   Hokuriku Gas Co., Ltd........................................................          99,000           272,768
   Okinawa Electric Power Co., Ltd..............................................          63,871         2,711,397
   Saibu Gas Co., Ltd...........................................................       1,286,000         3,614,412
   Shizuoka Gas Co., Ltd........................................................         241,500         1,620,162
                                                                                                   ---------------
Total Utilities.................................................................                         8,998,896
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,632,249,335
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Oak Capital Corp. Warrants 08/31/12..........................................          53,135            19,520
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund..............................................     180,000,000       180,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $2,044,653) to be
     repurchased at $2,004,575..................................................   $       2,005         2,004,562
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       182,004,562
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,855,757,564)^^......................................................                   $ 1,814,273,417
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                            VALUATION INPUTS
                                         ------------------------------------------------------
                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                           LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
                                         ----------   --------------   -------   --------------
Common Stocks
   Consumer Discretionary.............           --   $  367,336,168      --      $ 367,336,168
   Consumer Staples...................   $  305,155      163,349,171      --        163,654,326
   Energy.............................           --       16,807,835      --         16,807,835
   Financials.........................           --      185,370,945      --        185,370,945
   Health Care........................    2,388,350       66,479,049      --         68,867,399
   Industrials........................      276,896      454,198,591      --        454,475,487
   Information Technology.............           --      180,728,747      --        180,728,747
   Materials..........................           --      186,009,532      --        186,009,532
   Utilities..........................           --        8,998,896      --          8,998,896
Rights/Warrants.......................           --           19,520      --             19,520
Securities Lending Collateral.........           --      182,004,562      --        182,004,562
                                         ----------   --------------     ---     --------------
TOTAL.................................   $2,970,401   $1,811,303,016      --     $1,814,273,417
                                         ==========   ==============     ===     ==============

            See accompanying Notes to Schedules of Investments.


                                      1336

                      THE ASIA PACIFIC SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (84.7%)
AUSTRALIA -- (54.7%)
  *ABM Resources NL.............................................................       4,447,721   $       283,315
  *Acacia Coal, Ltd.............................................................       1,958,775            99,689
  *A-Cap Resources, Ltd.........................................................         332,583            96,918
  *Acer Energy, Ltd.............................................................         229,729            30,515
  #Acrux, Ltd...................................................................         569,567         2,063,473
   Adelaide Brighton, Ltd.......................................................       1,927,272         6,070,545
  #Aditya Birla Minerals, Ltd...................................................         878,000           827,952
  *ADX Energy, Ltd..............................................................         473,905            36,220
  *AED Oil, Ltd.................................................................         363,401                --
  *African Iron, Ltd............................................................          37,307            22,337
  *Ainsworth Game Technology, Ltd...............................................         326,556           227,514
  *AJ Lucas Group, Ltd..........................................................         317,969           411,838
  *Alchemia, Ltd................................................................         724,903           240,996
  #Alesco Corp., Ltd............................................................         457,971           616,241
 #*Alkane Resources, Ltd........................................................         938,520           940,019
 #*Alliance Resources, Ltd......................................................         444,483           148,456
  *Allied Gold Mining P.L.C.....................................................          17,047            35,974
  *Altona Mining, Ltd...........................................................       1,108,169           311,023
  *Amadeus Energy, Ltd..........................................................         819,137           195,706
  #Amalgamated Holdings, Ltd....................................................         462,247         2,849,748
   Amcom Telecommunications, Ltd................................................         531,438           473,879
 #*Ampella Mining, Ltd..........................................................         225,174           334,633
   Ansell, Ltd..................................................................         503,479         7,952,482
 #*Antares Energy, Ltd..........................................................         937,175           387,641
   AP Eagers, Ltd...............................................................          44,147           579,549
   APA Group, Ltd...............................................................         416,914         2,122,801
 #*Apex Minerals NL.............................................................       3,458,027            22,046
  #APN News & Media, Ltd........................................................       1,891,757         1,461,997
 #*Aquarius Platinum, Ltd.......................................................       1,286,758         3,620,825
 #*Arafura Resources, Ltd.......................................................       1,093,749           579,697
  #ARB Corp., Ltd...............................................................         342,523         2,987,663
   Ariadne Australia, Ltd.......................................................         267,324           107,422
  #Aristocrat Leisure, Ltd......................................................       2,190,095         5,762,381
  #ASG Group, Ltd...............................................................         356,085           313,882
  *Aspire Mining, Ltd...........................................................         902,429           363,729
  *Astron, Ltd..................................................................          87,221           240,483
 #*Atlantic, Ltd................................................................         238,482           266,271
 #*Aurora Oil & Gas, Ltd........................................................       1,265,748         3,945,598
   Ausdrill, Ltd................................................................       1,245,509         4,702,259
  #Ausenco, Ltd.................................................................         200,726           623,940
  *Ausgold, Ltd.................................................................          52,096            52,586
  #Austal, Ltd..................................................................         581,980         1,252,165
  *Austar United Communications, Ltd............................................       2,887,442         3,641,232
  *Austbrokers Holdings, Ltd....................................................          90,369           606,046
  #Austin Engineering, Ltd......................................................         180,974           854,986
  *Austpac Resources NL.........................................................       2,524,951           112,484
  *Australian Agricultural Co., Ltd.............................................         923,263         1,361,244
  #Australian Infrastructure Fund NL............................................       3,370,582         7,185,611
   Australian Pharmaceutical Industries, Ltd....................................       5,528,865         1,760,063
   Australian Worldwide Exploration, Ltd........................................       2,047,923         3,258,809
   Automotive Holdings Group NL.................................................         559,572         1,158,045
  *Autron Corp., Ltd............................................................           9,992                --
 #*Avanco Resources, Ltd........................................................       2,010,636           204,498
  #AVJennings, Ltd..............................................................       5,185,036         2,204,058
  *Azimuth Resources, Ltd.......................................................         398,859           323,556
 #*Azumah Resources, Ltd........................................................         737,953           308,355
  *Ballarat South Gold, Ltd.....................................................           1,996                --
 #*Bandanna Energy, Ltd.........................................................         622,869           442,161


                                      1337

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  #Bank of Queensland, Ltd......................................................         398,694   $     3,205,568
 #*Bannerman Resources, Ltd.....................................................         332,217            83,030
 #*BC Iron, Ltd.................................................................         252,005           728,510
   Beach Energy, Ltd............................................................       4,828,492         7,573,121
 #*Beadell Resources, Ltd.......................................................       1,500,515         1,184,874
 #*Berkeley Resources, Ltd......................................................         434,006           163,867
   Beyond International, Ltd....................................................          61,256            46,173
  #Billabong International, Ltd.................................................         843,248         1,677,935
 #*Bionomics, Ltd...............................................................         236,543           117,758
  *Biota Holdings, Ltd..........................................................       1,027,571           894,056
  *Bisalloy Steel Group, Ltd....................................................          93,800           121,365
  #Blackmores, Ltd..............................................................          76,842         2,329,866
  *BlueScope Steel, Ltd.........................................................      13,391,631         5,750,767
  #Boart Longyear Group.........................................................       2,442,257         9,126,734
  *Boom Logistics, Ltd..........................................................         233,100            66,656
  *Boulder Steel, Ltd...........................................................       1,667,795            68,859
   Bradken, Ltd.................................................................         872,237         7,265,511
   Breville Group, Ltd..........................................................         598,466         1,871,386
  #Brickworks, Ltd..............................................................         132,797         1,511,089
  *Brockman Resources, Ltd......................................................          10,283            23,375
   BSA, Ltd.....................................................................         642,847           163,684
  #BT Investment Management, Ltd................................................         193,869           382,579
  *Buccaneer Energy, Ltd........................................................       2,801,232           169,967
 #*Buru Energy, Ltd.............................................................         322,583           469,035
   Cabcharge Australia, Ltd.....................................................         518,716         2,490,754
   Calliden Group, Ltd..........................................................         633,393            94,906
   Campbell Brothers, Ltd.......................................................         146,187         8,069,968
 #*Cape Lambert Resources, Ltd..................................................         373,413           223,985
  *Cape Range Wireless, Ltd.....................................................           7,260                --
 #*Capral, Ltd..................................................................          58,499            10,244
  #Cardno, Ltd..................................................................         349,852         2,224,203
 #*Carnarvon Petroleum, Ltd.....................................................       3,885,525           494,373
  *Carnegie Wave Energy, Ltd....................................................       1,008,948            52,516
  #carsales.com, Ltd............................................................       1,106,725         5,638,721
  #Cash Converters International, Ltd...........................................       1,180,931           700,969
  *CDS Technologies, Ltd........................................................          13,276                --
  #Cedar Woods Properties, Ltd..................................................         111,357           389,950
  *Centaurus Metals, Ltd........................................................         143,557            82,235
 #*Central Petroleum, Ltd.......................................................       1,759,865           111,934
  *Centrebet International, Ltd. Claim Units....................................          81,336                --
  *Centrex Metals, Ltd..........................................................          51,889            16,198
 #*Ceramic Fuel Cells, Ltd......................................................       4,248,715           448,842
 #*Cerro Resources NL...........................................................       1,961,035           249,793
 #*CGA Mining, Ltd..............................................................          10,124            25,753
 #*Chalice Gold Mines, Ltd......................................................         320,684            84,919
   Challenger, Ltd..............................................................         412,725         1,938,418
   Chandler Macleod Group, Ltd..................................................         338,118           129,329
  *Chemeq, Ltd..................................................................         166,742                --
  *ChemGenex Pharmaceuticals, Ltd...............................................         115,291             3,060
  *Chesser Resources, Ltd.......................................................         156,921            76,508
 #*Citigold Corp., Ltd..........................................................       3,765,806           348,199
  #Clarius Group, Ltd...........................................................       1,099,217           501,430
 #*Clinuvel Pharmaceuticals, Ltd................................................         118,435           264,590
  #Clough, Ltd..................................................................       1,527,345         1,119,250
   Clover Corp., Ltd............................................................         269,348            91,127
  *CO2 Group, Ltd...............................................................         844,559           143,072
 #*Coal of Africa, Ltd..........................................................         605,148           640,001
 #*Coalspur Mines, Ltd..........................................................       1,239,823         2,360,232
 #*Cobar Consolidated Resources, Ltd............................................         112,626            87,102
  *Cockatoo Coal, Ltd...........................................................       3,318,970         1,353,584
   Codan, Ltd...................................................................         156,399           216,581


                                      1338

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Coffey International, Ltd....................................................       1,048,636   $       567,740
   Collection House, Ltd........................................................       1,774,073         1,421,000
  *Comet Ridge, Ltd.............................................................          65,567             8,694
  #Consolidated Media Holdings, Ltd.............................................       1,276,820         3,627,066
  *Continental Coal, Ltd........................................................         564,114           125,402
 #*Cooper Energy, Ltd...........................................................         336,842           137,594
   Coventry Group, Ltd..........................................................         144,778           363,356
  #Credit Corp. Group, Ltd......................................................         110,382           550,698
  *Crusader Resources, Ltd......................................................         155,861           148,792
  #CSG, Ltd.....................................................................         674,612           372,223
   CSR, Ltd.....................................................................       2,491,176         5,418,890
   CTI Logistics, Ltd...........................................................           6,000             7,580
 #*Cudeco, Ltd..................................................................         399,317         1,517,171
 #*Cue Energy Resources, Ltd....................................................       1,264,976           328,752
  #Customers, Ltd...............................................................         494,648           445,746
  *Data#3, Ltd..................................................................         221,847           294,248
  #David Jones, Ltd.............................................................       2,760,161         7,586,444
   Decmil Group, Ltd............................................................         489,065         1,249,978
  *Deep Yellow, Ltd.............................................................         850,894           103,942
 #*Devine, Ltd..................................................................         497,498           385,327
 #*Discovery Metals, Ltd........................................................       1,249,162         2,048,407
   Domino's Pizza Enterprises, Ltd..............................................          13,985           109,850
  *Downer EDI, Ltd..............................................................       1,768,446         6,777,642
  *Dragon Mining, Ltd...........................................................         170,143           225,316
  *Drillsearch Energy, Ltd......................................................         847,716           930,164
   DUET Group, Ltd..............................................................       4,437,176         8,528,624
  #DuluxGroup, Ltd..............................................................       1,967,500         5,951,224
  #DWS, Ltd.....................................................................         242,161           337,021
  *Dyesol, Ltd..................................................................         383,671            93,479
 #*Elders, Ltd..................................................................       1,380,363           352,086
 #*Elemental Minerals, Ltd......................................................         388,188           506,484
  *Ellect Holdings, Ltd.........................................................             482                --
  #Emeco Holdings, Ltd..........................................................       2,143,907         2,330,695
  *Endeavour Mining Corp........................................................         380,033           976,378
  *Energy Resources of Australia, Ltd...........................................         638,803         1,045,091
 #*Energy World Corp., Ltd......................................................       3,906,481         2,920,705
  *Engenco, Ltd.................................................................          22,880            23,016
  #Envestra, Ltd................................................................       5,142,027         4,118,195
 #*Equatorial Resources, Ltd....................................................         176,571           438,145
   Euroz, Ltd...................................................................          76,320            96,398
  *Evolution Mining, Ltd........................................................       1,257,817         2,421,760
   Exco Resources, Ltd..........................................................         429,909            86,645
  *Extract Resources, Ltd.......................................................         262,940         2,388,391
  #Fantastic Holdings, Ltd......................................................         355,613           781,340
  *FAR, Ltd.....................................................................       5,163,174           164,626
   Finbar Group, Ltd............................................................          58,051            57,798
  *Finders Resources, Ltd.......................................................           7,442             3,154
   FKP Property Group, Ltd......................................................       3,169,733         2,133,017
  #Fleetwood Corp., Ltd.........................................................         288,173         3,729,089
  #FlexiGroup, Ltd..............................................................         597,372         1,273,657
  #Flight Centre, Ltd...........................................................         192,954         3,953,037
  *Flinders Mines, Ltd..........................................................       6,909,293         2,163,570
  *Focus Minerals, Ltd..........................................................      18,976,892         1,125,115
  *Forest Enterprises Australia, Ltd............................................       2,849,173                --
  #Forge Group, Ltd.............................................................         245,973         1,421,867
  *Forte Energy NL..............................................................       1,036,232            49,437
   G8 Education, Ltd............................................................          69,051            50,884
 #*Galaxy Resources, Ltd........................................................         760,450           709,038
   Gazal Corp., Ltd.............................................................         104,542           183,173
 #*Geodynamics, Ltd.............................................................       1,015,653           172,681
 #*Gindalbie Metals, Ltd........................................................       2,600,255         1,724,313


                                      1339

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Gloucester Coal, Ltd.........................................................         232,730   $     2,050,886
  *Gold Road Resources, Ltd.....................................................         141,504            65,309
  *Golden Rim Resources, Ltd....................................................         722,577           134,346
   Goodman Fielder, Ltd.........................................................       8,296,037         4,621,202
   GrainCorp, Ltd...............................................................         759,612         6,325,864
  #Grange Resources, Ltd........................................................       1,245,669           773,255
 #*Great Southern, Ltd..........................................................       9,302,784                --
 #*Greenland Minerals & Energy, Ltd.............................................         711,078           409,954
 #*Gryphon Minerals, Ltd........................................................       1,299,570         1,794,302
  #GUD Holdings, Ltd............................................................         432,916         3,455,873
  *Gujarat NRE Coking Coal, Ltd.................................................         119,865            24,790
 #*Gunns, Ltd...................................................................       2,872,620           366,221
  #GWA Group, Ltd...............................................................       1,110,360         2,820,269
 #*Hastie Group, Ltd............................................................          81,042            48,501
 #*Havilah Resources NL.........................................................         258,836           191,977
   HFA Holdings, Ltd............................................................         235,865           214,245
   HGL, Ltd.....................................................................         102,586           108,810
 #*Highlands Pacific, Ltd.......................................................       2,651,500           422,194
 #*Hillgrove Resources, Ltd.....................................................         909,242           207,508
  #Hills Holdings, Ltd..........................................................         994,619         1,090,954
 #*Horizon Oil, Ltd.............................................................       4,100,759         1,042,288
  *Hutchison Telecommunications Australia, Ltd..................................       7,262,431           447,720
 #*Icon Energy, Ltd.............................................................       1,077,030           211,362
  *IDM International, Ltd.......................................................          23,969             3,563
  #iiNet, Ltd...................................................................         611,898         1,948,554
   Iluka Resources, Ltd.........................................................         203,358         3,951,782
   Imdex, Ltd...................................................................         937,087         2,135,638
   IMF Australia, Ltd...........................................................         314,016           446,666
  *IMX Resources, Ltd...........................................................         594,082           179,829
  #Independence Group NL........................................................       1,024,848         4,289,033
  *Indo Mines, Ltd..............................................................          81,968            25,206
 #*Indophil Resources NL........................................................       3,118,946         1,172,630
   Industrea, Ltd...............................................................       1,462,998         1,764,589
 #*Infigen Energy, Ltd..........................................................       1,652,329           490,759
   Infomedia, Ltd...............................................................       1,458,074           309,778
  *Integra Mining, Ltd..........................................................       3,188,345         2,015,867
   Integrated Research, Ltd.....................................................         261,513           158,166
 #*Intrepid Mines, Ltd..........................................................       1,794,707         2,422,893
  #Invocare, Ltd................................................................         598,222         4,732,709
   IOOF Holdings, Ltd...........................................................         996,075         5,916,944
   Iress Market Technology, Ltd.................................................         533,354         3,932,745
 #*Iron Ore Holdings, Ltd.......................................................         336,216           559,456
 #*Ivanhoe Australia, Ltd.......................................................         396,947           794,086
  #JB Hi-Fi, Ltd................................................................         553,183         7,400,768
 #*Jupiter Mines, Ltd...........................................................         465,443           121,022
  #K&S Corp., Ltd...............................................................         210,812           272,996
  *Kagara, Ltd..................................................................       1,945,393           710,793
 #*Kangaroo Resources, Ltd......................................................       2,874,627           411,791
  *Karoon Gas Australia, Ltd....................................................         667,086         3,662,767
  *Kasbah Resources, Ltd........................................................         478,599           116,854
  *KBL Mining, Ltd..............................................................         204,110            54,150
  #Kingsgate Consolidated, Ltd..................................................         613,971         4,990,284
 #*Kingsrose Mining, Ltd........................................................         641,544           958,763
  *Lednium, Ltd.................................................................         195,019            16,563
   Lemarne Corp., Ltd...........................................................          25,882            14,816
 #*Linc Energy, Ltd.............................................................       1,497,847         2,198,284
 #*Liquefied Natural Gas, Ltd...................................................         595,144           198,860
   Little World Beverages, Ltd..................................................             502             1,990
   Lycopodium, Ltd..............................................................          56,126           373,111
  #M2 Telecommunications Group, Ltd.............................................         381,369         1,294,766
  *MacMahon Holdings, Ltd.......................................................       3,174,294         2,222,044


                                      1340

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
 #*Macmin Silver, Ltd...........................................................       3,240,757   $       305,854
  *Macquarie Atlas Roads Group NL...............................................         548,492           921,145
   Macquarie Telecom Group, Ltd.................................................          35,019           274,478
  *Manhattan Corp., Ltd.........................................................           7,972             3,464
 #*Marengo Mining, Ltd..........................................................       1,428,204           348,456
  #Matrix Composites & Engineering, Ltd.........................................         130,877           434,518
   MaxiTRANS Industries, Ltd....................................................         942,578           419,170
   Mayne Pharma Group, Ltd......................................................         205,191            70,585
   McGuigan Simeon Wines, Ltd...................................................       2,437,348           786,759
  #McMillan Shakespeare, Ltd....................................................         229,768         2,265,012
   McPherson's, Ltd. (6542056)..................................................         303,441           554,999
  *McPherson's, Ltd. (B5Q2YV3)..................................................          75,860                --
  #Medusa Mining, Ltd...........................................................         807,461         4,635,994
   Melbourne IT, Ltd............................................................         440,506           747,155
 #*MEO Australia, Ltd...........................................................         681,039           137,169
  #Mermaid Marine Australia, Ltd................................................         966,339         2,976,321
 #*Mesoblast, Ltd...............................................................         169,618         1,162,189
  *Metals X, Ltd................................................................         173,131            40,371
  *Metgasco, Ltd................................................................         667,052           268,684
  *Metminco, Ltd................................................................       1,879,249           378,686
  *MetroCoal, Ltd...............................................................          68,725            34,536
 #*MHM Metals, Ltd..............................................................         287,217           258,535
  #Mincor Resources NL..........................................................         990,706           783,007
 #*Minemakers, Ltd..............................................................         113,803            33,837
 #*Mineral Deposits, Ltd........................................................         251,917         1,520,825
   Mineral Resources, Ltd.......................................................         388,368         5,004,916
 #*Mirabela Nickel, Ltd.........................................................       1,667,561         1,625,523
 #*Molopo Energy, Ltd...........................................................       1,186,993           768,259
 #*Moly Mines, Ltd..............................................................          25,253             8,571
  #Monadelphous Group, Ltd......................................................         319,624         7,458,377
  *Morning Star Gold NL.........................................................         332,749            86,395
  #Mortgage Choice, Ltd.........................................................         631,109           930,790
  #Mount Gibson Iron, Ltd.......................................................       2,962,399         4,443,004
  #MSF Sugar, Ltd...............................................................          81,056           380,901
 #*Murchison Metals, Ltd........................................................       1,229,022           566,676
  #Myer Holdings, Ltd...........................................................       3,490,292         7,924,444
   MyState, Ltd.................................................................          25,087            91,289
  *Nanosonics, Ltd..............................................................         259,364           156,837
   National Can Industries, Ltd.................................................          97,017           109,178
 #*Navigator Resources, Ltd.....................................................       1,876,284            35,898
  #Navitas, Ltd.................................................................       1,189,617         3,637,152
 #*New Guinea Energy, Ltd.......................................................         359,345            18,669
  *NewSat, Ltd..................................................................          65,834            41,818
 #*Nexbis, Ltd..................................................................         580,630            49,936
 #*Nexus Energy, Ltd............................................................       4,594,720         1,024,488
  #NIB Holdings, Ltd............................................................         562,357           871,264
  *Nido Petroleum, Ltd..........................................................       6,093,154           245,713
 #*Noble Mineral Resources, Ltd.................................................         859,168           505,212
   Norfolk Group, Ltd...........................................................         302,473           343,519
  *North Australian Diamonds, Ltd...............................................          16,663             5,302
 #*Northern Iron, Ltd...........................................................         524,566           422,933
  *Northern Star Resources, Ltd.................................................         978,113           995,205
  *Norton Gold Fields, Ltd......................................................         541,042           120,540
   NRW Holdings, Ltd............................................................       1,002,059         3,219,830
 #*NuCoal Resources, Ltd........................................................         429,538           127,702
  *Nufarm, Ltd..................................................................         757,852         3,664,713
   Oakton, Ltd..................................................................         378,695           480,110
 #*Oilex, Ltd...................................................................         247,428            52,531
   OneSteel, Ltd................................................................       4,830,715         3,794,054
 #*Orocobre, Ltd................................................................         257,530           527,392
  #OrotonGroup, Ltd.............................................................          89,486           760,196


                                      1341

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
  *Otto Energy, Ltd.............................................................       1,518,553   $       146,634
  #Pacific Brands, Ltd..........................................................       4,412,120         2,901,384
  *Pacific Niugini, Ltd.........................................................         200,616            93,457
 #*Paladin Energy, Ltd..........................................................       3,331,148         6,510,841
  *Pan Pacific Petroleum NL.....................................................       1,094,343           168,097
  *PanAust, Ltd.................................................................       1,385,776         5,151,934
 #*Pancontinental Oil & Gas NL..................................................       1,057,588           110,141
  #Panoramic Resources, Ltd.....................................................         971,509         1,360,113
  *PaperlinX, Ltd...............................................................       2,771,649           193,402
  *Papillon Resources, Ltd......................................................          32,010            26,821
   Patties Foods, Ltd...........................................................          36,136            60,929
  #Peet, Ltd....................................................................       1,096,798           954,616
 #*Peninsula Energy, Ltd........................................................       5,178,834           275,346
 #*Perilya, Ltd.................................................................       1,461,946           636,318
  #Perpetual Trustees Australia, Ltd............................................         207,020         4,445,772
 #*Perseus Mining, Ltd..........................................................       1,605,654         4,877,857
 #*Pharmaxis, Ltd...............................................................       1,018,699         1,061,990
  *Photon Group, Ltd............................................................         371,433            19,632
  *Plantcorp NL.................................................................           4,329                --
 #*Platinum Australia, Ltd......................................................       1,376,716           140,343
 #*Pluton Resources, Ltd........................................................         538,056           131,404
   PMP, Ltd.....................................................................       2,395,607         1,280,366
  *Poseidon Nickel, Ltd.........................................................         452,002            93,413
  #Premier Investments, Ltd.....................................................         263,203         1,361,537
 #*Prima Biomed, Ltd............................................................       2,338,194           407,336
   Primary Health Care, Ltd.....................................................       1,960,174         6,191,245
   Prime Media Group, Ltd.......................................................       1,777,139         1,232,896
  #PrimeAg, Ltd.................................................................         207,339           231,942
   Programmed Maintenance Service, Ltd..........................................         549,269         1,194,773
  *QRxPharma, Ltd...............................................................         109,867           182,476
  *Quickstep Holdings, Ltd......................................................         462,355            80,878
  *Ramelius Resources, Ltd......................................................       1,335,566         1,473,270
  *Range Resources, Ltd.........................................................         150,228            24,709
   RCR Tomlinson, Ltd...........................................................       1,056,974         1,793,150
   REA Group, Ltd...............................................................         211,832         2,942,196
   Reckon, Ltd..................................................................         219,378           531,039
  *Red 5, Ltd...................................................................           9,022            17,354
  *Red Fork Energy, Ltd.........................................................         754,375           652,479
   Redflex Holdings, Ltd........................................................         377,855           722,306
   Reece Australia, Ltd.........................................................         238,457         4,910,498
 #*Reed Resources, Ltd..........................................................         698,001           288,539
 #*Regis Resources, Ltd.........................................................       1,195,060         5,042,374
  #Reject Shop, Ltd. (The)......................................................         118,958         1,389,170
  *Resolute Mining, Ltd.........................................................       2,603,236         5,649,888
 #*Resource & Investment NL.....................................................         283,117           160,788
  *Resource Equipment, Ltd......................................................         118,411            43,015
 #*Resource Generation, Ltd.....................................................         338,381           132,748
   Retail Food Group, Ltd.......................................................          53,237           141,196
 #*Rex Minerals, Ltd............................................................         403,087           671,201
 #*Rialto Energy, Ltd. (B16P771)................................................       1,264,038           429,235
  *Rialto Energy, Ltd. (B3NS238)................................................         196,135            66,633
  #Ridley Corp., Ltd............................................................       1,283,068         1,390,400
  *RiverCity Motorway Group, Ltd................................................       1,563,354                --
 #*Robust Resources, Ltd........................................................         136,513           170,093
 #*Roc Oil Co., Ltd.............................................................       6,490,268         2,340,178
   Runge, Ltd...................................................................          30,702            11,397
  #Ruralco Holdings, Ltd........................................................          88,146           291,007
  #SAI Global, Ltd..............................................................       1,090,228         5,724,390
  *Salinas Energy, Ltd..........................................................       1,535,463           732,224
  #Salmat, Ltd..................................................................         664,807         1,701,169
 #*Samson Oil & Gas, Ltd........................................................       5,339,826           571,212


                                      1342

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
 #*Sandfire Resources NL........................................................         394,850   $     3,070,502
   Santos, Ltd..................................................................          23,741           338,931
  *Saracen Mineral Holdings, Ltd................................................       2,199,280         2,005,896
   Schaffer Corp., Ltd..........................................................          33,766           116,998
  #Sedgman, Ltd.................................................................         405,319           817,587
  #Seek, Ltd....................................................................         666,916         3,725,470
  #Select Harvests, Ltd.........................................................         292,826           552,936
  *Senex Energy, Ltd............................................................       2,290,804         1,906,292
  #Servcorp, Ltd................................................................         301,327           864,631
 #*Service Stream, Ltd..........................................................       1,432,710           470,748
   Seven Group Holdings, Ltd....................................................         489,343         4,077,022
   Seven West Media, Ltd........................................................         397,509         1,460,448
  #Sigma Pharmaceuticals, Ltd...................................................       4,898,960         3,123,054
  *Sihayo Gold, Ltd.............................................................         603,971            73,606
 #*Silex System, Ltd............................................................         535,296         1,221,275
 #*Silver Lake Resources, Ltd...................................................         882,903         3,436,932
  *Sipa Resources International NL..............................................         428,889            59,115
  #Sirtex Medical, Ltd..........................................................         218,046         1,093,696
  #Skilled Group, Ltd...........................................................         492,016           915,398
   Slater & Gordon, Ltd.........................................................          24,701            45,073
  #SMS Management & Technology, Ltd.............................................         426,904         2,288,428
  *Southern Cross Electrical Engineering, Ltd...................................          16,785            15,194
   Southern Cross Media Group, Ltd..............................................       2,546,520         3,137,354
  #SP Telemedia, Ltd............................................................       1,534,872         2,444,424
   Spark Infrastructure Group, Ltd..............................................       5,543,872         7,853,601
  #Specialty Fashion Group, Ltd.................................................         809,557           377,541
   Spotless Group, Ltd..........................................................       1,215,571         3,099,217
  *St. Barbara, Ltd.............................................................       1,699,918         4,217,429
 #*Starpharma Holdings, Ltd.....................................................         837,199         1,071,015
  *Straits Resources, Ltd.......................................................         878,069           629,455
  *Strike Energy, Ltd...........................................................          88,132            12,623
   Structural Systems, Ltd......................................................         138,772           115,414
  #STW Communications Group, Ltd................................................         885,459           835,876
 #*Sundance Energy Australia, Ltd...............................................         838,148           461,903
  *Sundance Resources, Ltd......................................................       8,756,539         3,999,702
  *Sunland Group, Ltd...........................................................         741,191           581,297
  #Super Retail Group, Ltd......................................................       1,268,454         7,928,406
  *Swick Mining Services, Ltd...................................................          71,883            26,619
  #Symex Holdings, Ltd..........................................................         513,662            73,610
  #Talent2 International, Ltd...................................................         472,312           300,348
  *Talisman Mining, Ltd.........................................................         217,981            78,658
 #*Tanami Gold NL...............................................................         531,462           408,696
  *Tap Oil, Ltd.................................................................       1,450,696         1,200,524
  #Tassal Group, Ltd............................................................         626,912           850,752
  #Technology One, Ltd..........................................................       1,322,653         1,396,778
  #Ten Network Holdings, Ltd....................................................       3,559,379         3,324,652
  *Terramin Australia, Ltd......................................................         155,209            25,556
  *Texon Petroleum, Ltd.........................................................         747,759           475,603
  #TFS Corp., Ltd...............................................................       1,393,854           813,240
  #Thakral Holdings Group, Ltd..................................................       2,559,697         1,561,083
   ThinkSmart, Ltd..............................................................         146,612            62,241
  #Thorn Group, Ltd.............................................................         370,228           631,764
  *Thundelarra Exploration, Ltd.................................................         260,965            42,942
 #*Tiger Resources, Ltd.........................................................       1,751,101           752,992
  *TNG, Ltd.....................................................................          37,408             3,531
  *Toro Energy, Ltd.............................................................          70,156             7,449
   Tox Free Solutions, Ltd......................................................         436,455         1,042,764
  #Transfield Services, Ltd.....................................................       1,961,158         4,162,542
 #*Transpacific Industries Group, Ltd...........................................       4,533,180         4,033,204
  #Troy Resources, Ltd..........................................................         402,439         1,974,581
   Trust Co., Ltd. (The)........................................................          85,563           471,633


                                      1343

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
AUSTRALIA -- (Continued)
   UGL, Ltd.....................................................................         107,246   $     1,525,971
  *Unity Mining, Ltd............................................................          92,075            11,238
  #UXC, Ltd.....................................................................       1,169,545           527,999
 #*Venture Minerals, Ltd........................................................         450,858           157,640
  *Venturex Resources, Ltd......................................................          42,171             2,774
  #Village Roadshow, Ltd........................................................         855,994         2,724,588
 #*Virgin Australia Holdings, Ltd...............................................       7,648,897         2,593,969
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd.........................           1,203             4,919
  #Watpac, Ltd..................................................................         711,698           842,501
  #WDS, Ltd.....................................................................         375,342           243,269
  *Webfirm Group, Ltd...........................................................         124,813             8,208
  #Webjet, Ltd..................................................................         356,064           951,387
   Webster, Ltd.................................................................         144,737            71,395
  #Western Areas NL.............................................................         671,358         3,930,317
  *Western Desert Resouurces, Ltd...............................................          46,483            24,640
  *Westgold Resources, Ltd......................................................          59,310            12,583
 #*White Energy Co., Ltd........................................................         643,913           311,342
   WHK Group, Ltd...............................................................       1,202,433         1,075,321
  #Wide Bay Australia, Ltd......................................................          81,906           622,807
 #*WildHorse Energy, Ltd........................................................         212,714            31,664
  *Willmott Forests, Ltd........................................................          17,224                --
 #*Windimurra Vanadium, Ltd.....................................................         537,429                --
  #Wotif.com Holdings, Ltd......................................................         534,866         2,221,086
   WPG Resources, Ltd...........................................................         702,896            69,460
 #*YTC Resources, Ltd...........................................................         104,200            48,626
                                                                                                   ---------------
TOTAL AUSTRALIA................................................................                        590,502,359
                                                                                                   ---------------
HONG KONG -- (14.7%)
   Aeon Credit Service (Asia) Co., Ltd..........................................         580,000           423,416
   Aeon Stores Hong Kong Co., Ltd...............................................         234,000           565,997
   Alco Holdings, Ltd...........................................................       1,426,000           446,537
   Allan International Holdings, Ltd............................................         720,000           184,501
   Allied Group, Ltd............................................................         683,200         1,664,726
   Allied Overseas, Ltd.........................................................          50,000            22,025
   Allied Properties, Ltd.......................................................      12,297,857         1,716,976
  *Amax Holdings, Ltd...........................................................       9,312,000           108,013
  *Apac Resources, Ltd..........................................................      12,620,000           552,814
  *Apollo Solar Energy Technology Holdings, Ltd.................................      11,692,000           436,748
   APT Satellite Holdings, Ltd..................................................       1,275,000           206,465
  *Artel Solutions Group Holdings, Ltd..........................................       7,885,000           100,478
  *Artini China Co., Ltd........................................................       2,481,000            45,102
  #Arts Optical International Holdings, Ltd.....................................         730,000           207,514
   Asia Financial Holdings, Ltd.................................................       2,474,908           839,120
   Asia Satellite Telecommunications Holdings, Ltd..............................         962,000         2,047,191
   Asia Standard Hotel Group, Ltd...............................................      11,797,218           836,131
   Asia Standard International Group, Ltd.......................................      13,365,185         2,032,263
   Associated International Hotels, Ltd.........................................         980,000         1,901,215
   Aupu Group Holding Co., Ltd..................................................       2,504,000           190,116
   Automated Systems Holdings, Ltd..............................................         394,000            45,620
   Bauhaus International Holdings, Ltd..........................................         662,000           169,032
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd..............................       2,440,000            21,339
  *Bel Global Resources Holdings, Ltd...........................................       2,576,000            47,167
  *Bio-Dynamic Group, Ltd.......................................................       2,544,000           254,935
  *Birmingham International Holdings, Ltd.......................................       6,502,000           127,436
   Bonjour Holdings, Ltd........................................................       4,482,000           755,900
   Bossini International Holdings, Ltd..........................................       3,871,500           289,255
 #*Burwill Holdings, Ltd........................................................       8,888,960           129,438
   Cafe de Coral Holdings, Ltd..................................................       1,006,000         2,300,193
  *Capital Estate, Ltd..........................................................       5,151,000           132,789
  *Carico Holdings, Ltd.........................................................      15,340,000           819,348
   Century City International Holdings, Ltd.....................................       6,419,460           463,164


                                      1344

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Century Sunshine Group Holdings, Ltd.........................................       3,655,000   $       112,860
   Champion Technology Holdings, Ltd............................................      14,881,730           187,738
   Chen Hsong Holdings, Ltd.....................................................         898,000           283,330
   Cheuk Nang Holdings, Ltd.....................................................         386,457           143,052
   Chevalier International Holdings, Ltd........................................         737,482           747,625
   Chevalier Pacific Holdings, Ltd..............................................       5,497,500           141,165
  *China  Best Group Holding, Ltd...............................................       3,721,400            50,777
  *China  Billion Resources, Ltd................................................       4,876,000            54,700
  *China  Boon Holdings, Ltd....................................................       6,200,000            87,913
  *China  CBM Group, Ltd........................................................       6,930,301            92,757
  *China  Daye Non-Ferrous Metals Mining, Ltd...................................         588,000            30,326
  *China  Digicontent Co., Ltd..................................................       2,710,000             3,494
  *China  Digital Licensing Group, Ltd..........................................       2,190,000            77,691
  *China  Electronics Corp. Holdings Co., Ltd...................................       2,888,250           276,428
  *China  Energy Development Holdings, Ltd......................................      21,966,000           252,701
  *China  Financial Services Holdings, Ltd......................................         954,000            57,703
  *China  Flavors & Fragrances Co., Ltd.........................................         144,924            29,179
  *China  Gamma Group, Ltd......................................................       7,500,000           168,343
  *China  Infrastructure Investment, Ltd........................................       8,680,000           212,701
  *China  Investments Holdings, Ltd.............................................         149,000             3,830
 #*China Mandarin Holdings, Ltd.................................................       5,012,400            82,020
   China Metal International Holdings, Ltd......................................       2,582,000           452,079
  *China  Motion Telecom International, Ltd.....................................       5,080,000            71,240
   China Motor Bus Co., Ltd.....................................................          50,000           405,214
  *China  Ocean Shipbuilding Industry Group, Ltd................................       4,137,500            61,745
  *China  Oriental Culture Group, Ltd...........................................       3,600,000           150,580
  *China  Pipe Group, Ltd.......................................................         100,000               387
 #*China Public Procurement, Ltd................................................       5,230,000                --
  *China  Renji Medical Group, Ltd..............................................      12,784,000            98,905
 #*China Resources & Transportation Group, Ltd..................................      32,400,000         1,105,248
 #*China Solar Energy Holdings, Ltd.............................................      37,990,000           225,223
  *China  Strategic Holdings, Ltd...............................................      12,585,000           252,833
  #China Taisan Technology Group Holdings, Ltd..................................         564,915            55,255
   China Ting Group Holdings, Ltd...............................................       2,443,151           157,515
  *China Tycoon Beverage Holdings, Ltd..........................................       2,732,000            48,177
  *China  WindPower Group, Ltd..................................................      14,630,000           593,842
  *China Yunnan Tin Minerals Group Co., Ltd.....................................         471,400            20,363
   China-Hongkong Photo Products Holdings, Ltd..................................       2,123,000           145,341
   Chinney Investments, Ltd.....................................................       1,144,000           139,859
   Chong Hing Bank, Ltd.........................................................         878,000         1,586,162
   Chow Sang Sang Holdings International, Ltd...................................          19,680            46,577
   Chu Kong Shipping Development Co., Ltd.......................................       2,188,000           332,483
   Chuang's China Investments, Ltd..............................................       3,388,000           171,951
   Chuang's Consortium International, Ltd.......................................       3,569,965           340,157
  *Chun Wo Development Holdings, Ltd............................................       2,002,926           107,023
  #Citic Telecom International Holdings, Ltd....................................       4,388,000           920,347
  *City e-Solutions, Ltd........................................................         186,000            16,048
  #City Telecom, Ltd............................................................       1,546,751           879,269
   CK Life Sciences International Holdings, Inc.................................      12,548,000           703,782
  *Climax International Co., Ltd................................................          40,700               131
   CNT Group, Ltd...............................................................       8,315,264           406,435
   COL Capital, Ltd.............................................................       2,725,840           340,707
   Computer & Technologies Holdings, Ltd........................................         432,000            89,289
   Continental Holdings, Ltd....................................................       5,148,250            56,994
   Cosmos Machinery Enterprises, Ltd............................................       1,616,400           108,202
  *Cosway Corp., Ltd............................................................       1,950,000           274,543
  *CP Lotus Corp., Ltd..........................................................      11,420,000           418,747
   Cross-Harbour Holdings, Ltd. (The)...........................................         659,520           531,908
   CSI Properties, Ltd..........................................................      22,229,625           682,826
  *CST Mining Group, Ltd........................................................      71,688,000           819,630
  *Culture Landmark Investment, Ltd.............................................      10,196,000           105,931


                                      1345

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Culturecom Holdings, Ltd.....................................................       1,090,000   $       126,286
   Dah Sing Banking Group, Ltd..................................................       1,071,840         1,082,171
   Dah Sing Financial Holdings, Ltd.............................................         558,150         1,923,161
  *Dan Form Holdings Co., Ltd...................................................       3,261,260           239,451
  *Dejin Resources Group Co., Ltd...............................................      23,892,000           193,625
   Dickson Concepts International, Ltd..........................................         924,500           514,448
  *Doxen Energy Group, Ltd......................................................         542,796            73,513
   DVN Holdings, Ltd............................................................       2,183,000            74,613
   Dynamic Holdings, Ltd........................................................         374,000            54,947
   Eagle Nice International Holdings, Ltd.......................................       1,078,000           236,515
   EcoGreen Fine Chemicals Group, Ltd...........................................       1,112,000           243,793
  *Eforce Holdings, Ltd.........................................................          36,960             1,189
  *EganaGoldpfeil Holdings, Ltd.................................................       4,121,757                --
  *e-Kong Group, Ltd............................................................         540,000            20,008
   Emperor Entertainment Hotel, Ltd.............................................       2,440,000           336,427
   Emperor International Holdings, Ltd..........................................       5,836,753           931,085
  #Emperor Watch & Jewellery, Ltd...............................................      12,220,000         1,554,063
  *ENM Holdings, Ltd............................................................      15,112,000         1,068,899
  *Enviro Energy International Holdings, Ltd....................................       4,138,000           115,698
  *EPI Holdings, Ltd............................................................       4,259,927            82,178
  *eSun Holdings, Ltd...........................................................       2,438,000           335,627
   EVA Precision Industrial Holdings, Ltd.......................................       5,594,000         1,003,431
  *Ezcom Holdings, Ltd..........................................................          72,576               449
   Fairwood, Ltd................................................................         337,600           446,376
   Far East Consortium International, Ltd.......................................       4,612,271           723,242
  *Far East Technology International, Ltd.......................................         179,520            17,824
  *First Natural Foods Holdings, Ltd............................................       2,365,000                --
 #*Fook Woo Group Holdings, Ltd.................................................         952,000           166,946
  *Foundation Group, Ltd........................................................       2,350,000            35,453
   Fountain SET Holdings, Ltd...................................................       4,622,000           619,099
   Four Seas Mercantile Holdings, Ltd...........................................         592,000           146,782
  *Frasers Property China, Ltd..................................................      16,477,000           339,841
  *Freeman Corp., Ltd...........................................................       6,328,888            41,619
   Fujikon Industrial Holdings, Ltd.............................................         912,000           110,105
  *Genting Hong Kong, Ltd.......................................................          10,000             3,448
   Get Nice Holdings, Ltd.......................................................      19,044,000           760,147
   Giordano International, Ltd..................................................       7,162,000         5,721,051
  *Global Tech Holdings, Ltd....................................................       5,098,000            19,162
   Glorious Sun Enterprises, Ltd................................................       2,662,000           839,073
   Gold Peak Industries Holding, Ltd............................................       3,118,642           301,253
   Golden Resources Development International, Ltd..............................       3,330,500           163,407
  *Goldin Financial Holdings, Ltd...............................................         480,000            51,389
 #*Goldin Properties Holdings, Ltd..............................................       2,040,000           606,247
   Golik Holdings, Ltd..........................................................         250,500            20,296
  *Good Fellow Resources Holdings, Ltd..........................................       1,670,000            66,644
  *Grande Holdings, Ltd.........................................................         882,000            46,629
   Great Eagle Holdings, Ltd....................................................         248,160           611,919
  *Greenheart Group, Ltd........................................................       1,626,000           175,795
  *G-Resources Group, Ltd.......................................................      54,057,000         3,340,208
  *Group Sense International, Ltd...............................................       2,448,000            48,724
   Guangnan Holdings, Ltd.......................................................       2,249,600           292,322
   Haitong International Securities Group, Ltd..................................       1,203,586           428,191
  *Hang Fung Gold Technology, Ltd...............................................       1,972,482                --
  #Hang Ten Group Holdings, Ltd.................................................       2,254,000           781,326
   Hanny Holdings, Ltd..........................................................         747,979            21,039
  *Hans Energy Co., Ltd.........................................................       7,556,000           141,541
   Harbour Centre Development, Ltd..............................................         957,500         1,211,181
  *Hengli Commercial Properties Group, Ltd......................................         336,000            17,518
   High Fashion International, Ltd..............................................         268,000            98,494
   HKR International, Ltd.......................................................       5,895,136         2,151,325
   Hon Kwok Land Investment Co., Ltd............................................         314,800            98,192


                                      1346

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
  *Hong Fok Land, Ltd...........................................................       1,210,000   $         1,560
   Hong Kong Ferry Holdings, Ltd................................................         809,300           649,654
   Hong Kong Food Investment Holdings, Ltd......................................         202,184            20,864
   Hongkong Chinese, Ltd........................................................       4,774,000           813,565
   Hop Fung Group Holdings, Ltd.................................................         888,000            54,385
   Hsin Chong Construction Group, Ltd...........................................       1,569,658           244,322
  *Huafeng Group Holdings, Ltd..................................................       6,713,325           135,620
   Hung Hing Printing Group, Ltd................................................       1,298,000           259,506
   Hutchison Harbour Ring, Ltd..................................................       9,432,000           826,034
   Hutchison Telecommunications Hong Kong Holdings, Ltd.........................         354,000           144,561
  *Hybrid Kinetic Group, Ltd....................................................      14,884,000           225,559
  *HyComm Wireless, Ltd.........................................................          89,090            12,296
  *I-Cable Communications, Ltd..................................................         531,000            28,393
  *IDT International, Ltd.......................................................       6,240,183            69,999
  *Imagi International Holdings, Ltd............................................      17,320,000           470,209
   iOne Holdings, Ltd...........................................................       3,140,000            31,521
   IPE Group, Ltd...............................................................       2,060,000           166,830
  *IRC, Ltd,....................................................................          64,000             9,474
 #*IT, Ltd......................................................................       2,802,532         1,597,853
   ITC Corp., Ltd...............................................................         893,645            41,577
  *ITC Properties Group, Ltd....................................................       3,645,747           962,391
 #*Jinchuan Group International Resources Co., Ltd..............................       1,326,000           345,780
  *Jinhui Holdings, Ltd.........................................................         384,000            59,840
  *Jiuzhou Development Co., Ltd.................................................       2,558,000           156,658
   JLF Investment Co., Ltd......................................................       3,293,500           182,461
   Joyce Boutique Holdings, Ltd.................................................       1,530,000           141,761
   Junefield Department Store Group, Ltd........................................         306,000            16,985
  #K Wah International Holdings, Ltd............................................       5,583,405         1,575,375
   Kam Hing International Holdings, Ltd.........................................       1,974,000           170,701
   Kantone Holdings, Ltd........................................................      14,737,991           138,588
  *Karl Thomson Holdings, Ltd...................................................       1,188,000            50,430
   Karrie International Holdings, Ltd...........................................       1,383,600            64,360
   Keck Seng Investments (Hong Kong), Ltd.......................................         904,600           379,188
   Kin Yat Holdings, Ltd........................................................         586,000            98,722
  *King Pacific International Holdings, Ltd.....................................       1,404,200            22,090
  *King Stone Energy Group, Ltd.................................................       2,822,000           257,368
   Kingmaker Footwear Holdings, Ltd.............................................       1,476,955           191,878
   Kingston Financial Group, Ltd................................................      11,683,000         1,189,309
   Kith Holdings, Ltd...........................................................         204,000            27,331
  *Kiu Hung Energy Holdings, Ltd................................................      10,810,000            97,394
  *Ko Yo Chemical Group, Ltd....................................................      16,260,000           272,725
   Kowloon Development Co., Ltd.................................................       1,588,000         1,487,975
  *KTP Holdings, Ltd............................................................         560,400            52,725
   Kwoon Chung Bus Holdings, Ltd................................................         556,000           122,128
  *Lai Sun Development Co., Ltd.................................................      63,116,466         1,097,954
  *Lai Sun Garment International, Ltd...........................................       2,770,000           249,825
   Lam Soon Hong Kong, Ltd......................................................         302,310           171,814
  *Leading Spirit High-Tech Holdings Co., Ltd...................................       2,310,000             2,979
  #Lee & Man Chemical Co., Ltd..................................................       1,420,000           969,451
  #Lee & Man Handbags, Ltd......................................................       1,420,000           120,600
   Lee's Pharmaceutical Holdings, Ltd...........................................           5,000             1,847
   Lerado Group Holdings Co., Ltd...............................................       1,900,000           198,802
   Li Heng Chemical Fibre Technologies, Ltd.....................................       2,023,000           248,211
   Lippo China Resources, Ltd...................................................       8,092,000           174,945
   Lippo, Ltd...................................................................       1,195,700           368,082
  *Lisi Group Holdings, Ltd.....................................................       4,262,000           231,046
   Liu Chong Hing Investment, Ltd...............................................         775,200           769,909
  *Longrun Tea Group Co., Ltd...................................................       1,900,000            81,887
   Luen Thai Holdings, Ltd......................................................       1,345,000           105,017
   Luks Industrial Group, Ltd...................................................         428,913            83,950
  *Lung Cheong International Holdings, Ltd......................................       6,790,000           332,264


                                      1347

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   Lung Kee (Bermuda) Holdings, Ltd.............................................       1,597,875   $       799,193
  *Madex International Holdings, Ltd............................................       3,182,000            51,625
   Magnificent Estates, Ltd.....................................................      13,184,000           457,716
   Mainland Headwear Holdings, Ltd..............................................         765,600            68,120
   Man Yue Technology Holdings, Ltd.............................................       1,064,000           189,469
 #*Mascotte Holdings, Ltd.......................................................      13,004,000           357,262
   Matrix Holdings, Ltd.........................................................       1,067,414           241,483
  *Mei Ah Entertainment Group, Ltd..............................................      11,040,000           163,605
   Melbourne Enterprises, Ltd...................................................          40,500           579,384
 #*Melco International Development, Ltd.........................................       3,801,000         3,212,422
  #Midland Holdings, Ltd........................................................       3,042,000         1,631,102
   Ming Fai International Holdings, Ltd.........................................       1,680,000           171,097
  *Ming Fung Jewellery Group, Ltd...............................................       9,050,000           564,541
   Miramar Hotel & Investment Co., Ltd..........................................         772,000           816,523
   Modern Beauty Salon Holdings, Ltd............................................         160,000            20,674
  *Mongolia Energy Corp., Ltd...................................................      10,603,000           968,741
  *Nan Nan Resources Enterprise, Ltd............................................         330,000            30,860
   Nanyang Holdings, Ltd........................................................         137,500           372,330
   National Electronics Holdings, Ltd...........................................       2,266,000           213,123
   Natural Beauty Bio-Technology, Ltd...........................................       4,470,000           691,672
  #Neo-Neon Holdings, Ltd.......................................................       1,898,000           322,638
   Net2Gather China Holdings, Ltd...............................................       8,139,720           110,122
   New Century Group Hong Kong, Ltd.............................................      13,351,464           299,163
  *New Focus Auto Tech Holdings, Ltd............................................         104,000            21,853
  *New Smart Energy Group, Ltd..................................................      23,975,000           256,589
 #*New Times Energy Corp., Ltd..................................................       1,297,600           107,072
   Neway Group Holdings, Ltd....................................................      24,579,087           152,110
   NewOcean Green Energy Holdings, Ltd..........................................       3,032,000           578,184
  *Next Media, Ltd..............................................................       3,725,183           340,332
  *Ngai Lik Industrial Holdings, Ltd............................................         252,200            15,609
  *Norstar Founders Group, Ltd..................................................       3,256,000                --
  *North Asia Resources Holdings, Ltd...........................................       2,108,600            70,707
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd........................       6,229,706           236,951
  *Orient Power Holdings, Ltd...................................................         804,000            19,490
  #Oriental Watch Holdings, Ltd.................................................       1,604,800           725,806
   Pacific Andes International Holdings, Ltd....................................       5,262,919           501,805
   Pacific Basin Shipping, Ltd..................................................       8,270,000         3,921,083
  *Pacific Century Premium Developments, Ltd....................................       4,403,000           800,237
   Pacific Textile Holdings, Ltd................................................       1,757,000         1,084,262
   Paliburg Holdings, Ltd.......................................................       3,152,830           938,443
  *Pan Asia Environmental Protection Group, Ltd.................................       1,258,432            95,869
  *Paul Y Engineering Group (BVI), Ltd..........................................          77,759             3,008
   Paul Y Engineering Group, Ltd................................................         107,666             6,105
 #*Peace Mark Holdings, Ltd.....................................................       2,738,022                --
   Pearl Oriental Oil, Ltd......................................................       5,886,800           492,820
   Pegasus International Holdings, Ltd..........................................         226,000            35,021
   Pico Far East Holdings, Ltd..................................................       3,910,000           810,911
  *PME Group, Ltd...............................................................       7,020,000           156,832
  *PNG Resources Holdings, Ltd..................................................      16,626,362           245,237
   Pokfulam Development Co., Ltd................................................         234,000           229,528
   Polytec Asset Holdings, Ltd..................................................      10,763,526         1,192,760
   Public Financial Holdings, Ltd...............................................       3,194,000         1,381,212
   PYI Corp., Ltd...............................................................      12,919,134           351,184
  *Pyxis Group, Ltd.............................................................       1,936,000            42,438
   Raymond Industrial, Ltd......................................................       1,383,400           131,877
   Regal Hotels International Holdings, Ltd.....................................       2,415,800           830,889
   Richfield Group Holdings, Ltd................................................       3,424,000           171,859
  *Rising Development Holdings, Ltd.............................................       2,278,000           282,433
   Rivera Holdings, Ltd.........................................................       5,710,000           154,716
   Roadshow Holdings, Ltd.......................................................       1,456,000           124,183
   S.A.S. Dragon Holdings, Ltd..................................................       1,212,000           249,545


                                      1348

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
   SA SA International Holdings, Ltd............................................         244,000   $       156,998
   Safety Godown Co., Ltd.......................................................         398,000           254,526
   Samling Global, Ltd..........................................................       6,160,000           515,537
   Samson Paper Holdings, Ltd...................................................       1,800,000            88,266
  *San Miguel Brewery Hong Kong, Ltd............................................         612,800           102,079
  *Sanyuan Group, Ltd...........................................................         415,000             8,027
   SEA Holdings, Ltd............................................................       1,140,000           498,034
  *SEEC Media Group, Ltd........................................................         136,000             4,999
  *Sheng Yuan Holdings, Ltd.....................................................         210,000             9,443
  #Shenyin Wanguo, Ltd..........................................................       1,297,500           372,390
   Shenzhen High-Tech Holdings, Ltd.............................................         812,000            43,444
  *Shougang Concord Grand Group, Ltd............................................       2,451,000            90,912
  *Shougang Concord Technology Holdings, Ltd....................................       4,201,809           178,934
  *Shun Ho Resources Holdings, Ltd..............................................         483,000            68,623
  *Shun Ho Technology Holdings, Ltd.............................................       1,037,452           152,419
  #Shun Tak Holdings, Ltd.......................................................       4,819,941         2,038,975
   Sing Tao News Corp., Ltd.....................................................       1,974,000           279,430
   Singamas Container Holdings, Ltd.............................................       5,922,000         1,333,992
  *Sino Dragon New Energy Holdings, Ltd.........................................       5,168,000           213,584
  *Sino Gas Group, Ltd..........................................................       4,980,000           126,953
  *Sinocan Holdings, Ltd........................................................         350,000             1,760
  *Sinocop Resources Holdings, Ltd..............................................       3,980,000           400,294
  *Sino-Tech International Holdings, Ltd........................................      27,990,000           280,766
 #*Sinotel Technologies, Ltd....................................................         763,000            77,535
   SIS International Holdings, Ltd..............................................          34,000            12,923
  *Skyfame Realty Holdings, Ltd.................................................       1,975,750           223,956
   SmarTone Telecommunications Holdings, Ltd....................................       1,291,000         2,180,402
  *SMI Publishing Group, Ltd....................................................         250,511               485
   SOCAM Development, Ltd.......................................................         938,771           938,383
  *Solomon Systech International, Ltd...........................................       6,312,000           149,682
  *Soundwill Holdings, Ltd......................................................          12,000            14,448
   South China (China), Ltd.....................................................       6,744,000           391,146
   South China Financial Holdings, Ltd..........................................       4,872,000            40,406
  *South China Land, Ltd........................................................      20,847,170           252,346
   Southeast Asia Properties & Finance, Ltd.....................................         289,891            72,937
   Stella International Holdings, Ltd...........................................         321,574           738,210
   Stelux Holdings International, Ltd...........................................         433,000            82,553
  *Styland Holdings, Ltd........................................................         129,347             1,084
  *Success Universe Group, Ltd..................................................       5,552,000           137,618
   Sun Hing Vision Group Holdings, Ltd..........................................         358,000           125,110
   Sun Hung Kai & Co., Ltd......................................................       1,422,621           748,355
  *Sun Innovation Holdings, Ltd.................................................      10,735,655           175,584
   Sunwah Kingsway Capital Holdings, Ltd........................................       5,750,000           111,117
  *Sunway International Holdings, Ltd...........................................         866,000            26,843
  *Superb Summit International Timber Co., Ltd..................................      12,186,600           182,516
  #Sustainable Forest Holdings, Ltd.............................................      11,442,750           225,368
   Synergis Holdings, Ltd.......................................................         322,033            28,204
  *Tack Fiori International Group, Ltd..........................................          44,480               660
  *Tack Hsin Holdings, Ltd......................................................       1,024,000           298,732
   Tai Cheung Holdings, Ltd.....................................................       1,919,000         1,261,553
   Tai Sang Land Development, Ltd...............................................         576,984           223,561
  *Talent Property Group, Ltd...................................................       5,106,420           213,995
   Tan Chong International, Ltd.................................................       1,212,000           297,725
 #*Taung Gold International, Ltd................................................      11,970,000           273,986
   Techtronic Industries Co., Ltd...............................................       1,590,500         1,765,630
   Termbray Industries International (Holdings), Ltd............................       2,304,900           172,466
   Tern Properties Co., Ltd.....................................................          51,200            21,998
   Texwinca Holdings, Ltd.......................................................       1,818,000         1,995,153
 #*Theme International Holdings, Ltd............................................       4,130,000           127,821
   Tian Teck Land, Ltd..........................................................       1,054,000           883,709
   Tianda Holdings, Ltd.........................................................         306,000            17,778


                                      1349

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HONG KONG -- (Continued)
 #*Titan Petrochemicals Group, Ltd..............................................      11,860,000   $       450,272
  *Tom Group, Ltd...............................................................       3,612,000           334,714
   Tongda Group Holdings, Ltd...................................................      10,120,000           291,955
  #Top Form International, Ltd..................................................       2,760,000           122,683
  *Topsearch International Holdings, Ltd........................................       3,850,000            99,799
   Town Health International Investments, Ltd...................................       1,175,165           152,016
   Tradelink Electronic Commerce, Ltd...........................................         804,000           101,385
   Transport International Holdings, Ltd........................................         878,141         1,876,979
   Trinity, Ltd.................................................................         960,000           772,364
   Tristate Holdings, Ltd.......................................................         188,000           100,460
  *TSC Group Holdings, Ltd......................................................       1,928,000           265,056
  #Tse Sui Luen Jewellery International, Ltd....................................         300,000           227,365
   Tungtex Holdings Co., Ltd....................................................         910,000           103,732
   Tysan Holdings, Ltd..........................................................       1,040,773           186,414
  #United Laboratories International Holdings, Ltd. (The).......................       2,306,000         1,455,168
   Universal Technologies Holdings, Ltd.........................................       6,000,000           386,590
  *U-Right International Holdings, Ltd..........................................       4,746,000             8,568
  *Value Convergence Holdings, Ltd..............................................       1,216,000           115,884
  #Value Partners Group, Ltd....................................................       2,900,000         1,699,561
   Van Shung Chong Holdings, Ltd................................................       2,171,335           128,912
  *Vantage International Holdings, Ltd..........................................       2,778,000           145,000
   Varitronix International, Ltd................................................       1,072,293           454,510
   Vedan International Holdings, Ltd............................................       3,272,000           206,486
   Veeko International Holdings, Ltd............................................       4,559,158           135,006
   Victory City International Holdings, Ltd.....................................       3,363,076           346,502
  *Vision Values Holdings, Ltd..................................................         281,400            11,971
   Vitasoy International Holdings, Ltd..........................................       3,623,000         2,744,214
  *Vongroup, Ltd................................................................      10,865,000            44,591
  *VST Holdings, Ltd............................................................       2,312,000           351,690
   Wah Ha Realty Co., Ltd.......................................................         278,600           119,068
 #*Wah Nam International Holdings, Ltd..........................................      22,765,720         1,463,861
   Wai Kee Holdings, Ltd........................................................       7,960,738         1,373,699
   Wang On Group, Ltd...........................................................       8,391,286            72,510
  *Warderly International Holdings, Ltd.........................................         520,000            32,184
  #Water Oasis Group, Ltd.......................................................       1,632,000           275,307
   Win Hanverky Holdings, Ltd...................................................       1,712,000           160,955
  *Winfoong International, Ltd..................................................       1,031,000             8,668
   Wing On Co. International, Ltd...............................................         781,000         1,570,637
   Wing Tai Properties, Ltd.....................................................       1,957,331           643,393
  *Winteam Pharmaceutical Group, Ltd............................................       4,264,000           703,341
  *Wo Kee Hong Holdings, Ltd....................................................       1,175,000            35,679
   Wong's International (Holdings), Ltd.........................................         737,641           137,372
   Wong's Kong King International Holdings, Ltd.................................         120,000            11,179
   Xingye Copper International Group, Ltd.......................................       1,615,000           207,872
   Y. T. Realty Group, Ltd......................................................         865,000           216,680
   Yangtzekiang Garment, Ltd....................................................         606,500           175,891
   Yau Lee Holdings, Ltd........................................................         534,000            68,472
   Yeebo (International Holdings), Ltd..........................................         572,000            95,832
  #YGM Trading, Ltd.............................................................         362,000           917,011
   Yugang International, Ltd....................................................      93,492,000           517,816
                                                                                                   ---------------
TOTAL HONG KONG.................................................................                       158,985,620
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Autoways Holdings Berhad.....................................................          10,000             4,241
  *Rekapacific Berhad...........................................................         473,000                --
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                             4,241
                                                                                                   ---------------
NEW ZEALAND -- (5.8%)
   Abano Healthcare Group, Ltd..................................................          26,824            91,818
  #Air New Zealand, Ltd.........................................................       2,209,230         1,658,398
   Auckland International Airport, Ltd..........................................       1,304,094         2,639,581


                                      1350

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NEW ZEALAND -- (Continued)
   Cavalier Corp., Ltd..........................................................         283,674   $       561,816
   CDL Investments (New Zealand), Ltd...........................................         395,965           106,405
   Colonial Motor Co., Ltd......................................................         148,846           345,746
   Ebos Group, Ltd..............................................................         186,261         1,098,899
  *Fisher & Paykel Appliances Holdings, Ltd.....................................       3,104,317           884,351
   Fisher & Paykel Healthcare Corp., Ltd........................................       2,921,044         5,124,350
   Freightways, Ltd.............................................................         782,807         2,383,933
   Hallenstein Glasson Holdings, Ltd............................................         242,461           740,492
  *Heartland New Zealand, Ltd...................................................         173,369            70,147
   Hellaby Holdings, Ltd........................................................         344,804           712,754
   Infratil, Ltd................................................................       2,260,467         3,495,675
   Mainfreight, Ltd.............................................................         428,985         3,449,403
  #Methven, Ltd.................................................................          70,490            61,005
   Michael Hill International, Ltd..............................................       1,534,152         1,114,780
   Millennium & Copthorne Hotels (New Zealand), Ltd.............................       1,387,344           469,040
   New Zealand Exchange, Ltd....................................................         393,274           852,479
   New Zealand Oil & Gas, Ltd...................................................       1,873,428         1,119,317
   New Zealand Refining Co., Ltd................................................         614,710         1,436,127
   Northland Port Corp. (New Zealand), Ltd......................................         217,513           269,696
  #Nuplex Industries, Ltd.......................................................       1,013,819         2,080,279
  *Pike River Coal, Ltd.........................................................         490,805                --
   Port of Tauranga, Ltd........................................................         528,322         4,552,211
   Pumpkin Patch, Ltd...........................................................         606,913           395,014
  *Pyne Gould Corp., Ltd........................................................         173,369            51,496
  *Pyne Gould Guinness, Ltd.....................................................         336,600           102,806
  *Rakon, Ltd...................................................................         346,364           185,838
   Restaurant Brands New Zealand, Ltd...........................................         406,610           663,907
  *Richina Pacific, Ltd.........................................................         274,180            81,495
  *Rubicon, Ltd.................................................................       1,113,829           432,691
   Ryman Healthcare, Ltd........................................................       1,673,055         3,904,732
   Sanford, Ltd.................................................................         393,618         1,333,068
   Scott Technology, Ltd........................................................          35,843            45,884
  *Seafresh Fisheries, Ltd......................................................          80,520             1,861
   Skellerup Holdings, Ltd......................................................         277,959           309,856
   Sky City Entertainment Group, Ltd............................................       3,090,654         8,991,332
   Sky Network Television, Ltd..................................................         996,057         4,292,864
   South Port (New Zealand), Ltd................................................          30,744            88,843
   Steel & Tube Holdings, Ltd...................................................         389,046           719,141
  *Tenon, Ltd...................................................................          19,132            11,059
  *Tourism Holdings, Ltd........................................................         274,867           133,907
   Tower, Ltd...................................................................         902,876         1,057,577
   TrustPower, Ltd..............................................................          37,712           220,984
   Vector, Ltd..................................................................         970,171         2,153,340
   Warehouse Group, Ltd.........................................................         588,314         1,477,409
                                                                                                   ---------------
TOTAL NEW ZEALAND...............................................................                        61,973,806
                                                                                                   ---------------
SINGAPORE -- (9.5%)
 #*Abterra, Ltd.................................................................         528,800           298,984
   Advanced Holdings, Ltd.......................................................         691,000            75,937
   Armstrong Industrial Corp., Ltd..............................................       1,236,000           279,095
  *Asiasons Capital, Ltd........................................................       1,048,000           162,747
  *Asiatravel.com Holdings, Ltd.................................................          17,879             4,294
   ASL Marine Holdings, Ltd.....................................................         719,600           286,297
   A-Sonic Aerospace, Ltd.......................................................         408,996            17,046
   AusGroup, Ltd................................................................       1,915,000           537,496
   Baker Technology, Ltd........................................................       1,272,000           312,795
 #*Ban Joo & Co., Ltd...........................................................       2,179,000            29,562
   Banyan Tree Holdings, Ltd....................................................         955,000           453,153
   Beng Kuang Marine, Ltd.......................................................         922,000           116,812
   Best World International, Ltd................................................         221,500            27,171
  *Beyonics Technology, Ltd.....................................................       6,510,300         1,319,813


                                      1351

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
  #BH Global Marine, Ltd........................................................         621,000   $       101,372
  *Biosensors International Group, Ltd..........................................       2,324,237         2,991,751
   Bonvests Holdings, Ltd.......................................................         978,000           700,083
   Boustead Singapore, Ltd......................................................         894,000           612,821
   Breadtalk Group, Ltd.........................................................         385,800           171,720
  #Broadway Industrial Group, Ltd...............................................         922,000           242,369
   Brothers Holdings, Ltd.......................................................         454,628            60,066
   Bukit Sembawang Estates, Ltd.................................................         423,003         1,441,690
  *Bund Center Investment, Ltd..................................................       1,014,000           132,811
   CEI Contract Manufacturing, Ltd..............................................         432,000            38,042
   Cerebos Pacific, Ltd.........................................................         545,000         2,317,782
   CH Offshore, Ltd.............................................................       1,539,400           474,285
  *Changjiang Fertilizer Holdings, Ltd..........................................             515                45
   China Aviation Oil Singapore Corp., Ltd......................................         959,000           873,756
  *China Dairy Group, Ltd.......................................................       1,502,000           184,538
  *China Energy, Ltd............................................................       3,110,000           192,102
   China Merchants Holdings Pacific, Ltd........................................         809,000           426,187
   China Sunsine Chemical Holdings, Ltd.........................................          28,000             5,679
   China XLX Fertiliser, Ltd....................................................         618,000           158,965
   Chip Eng Seng Corp., Ltd.....................................................       1,972,800           680,040
   Chosen Holdings, Ltd.........................................................       1,202,000           119,450
   Chuan Hup Holdings, Ltd......................................................       3,967,000           692,005
  #Creative Technology, Ltd.....................................................         272,200           516,406
   CSC Holdings, Ltd............................................................       1,829,000           167,105
   CSE Global, Ltd..............................................................       2,051,000         1,479,758
   CWT, Ltd.....................................................................       1,046,700           860,058
   Datapulse Technology, Ltd....................................................          27,000             4,140
  *Delong Holdings, Ltd.........................................................       1,361,000           341,725
   Ellipsiz, Ltd................................................................         123,000            10,552
   EnGro Corp, Ltd..............................................................         354,000           216,220
  *Enviro-Hub Holdings, Ltd.....................................................       1,445,666           126,712
   Etika International Holdings, Ltd............................................         179,000            36,153
   Eu Yan Sang International, Ltd...............................................         562,800           301,347
  *euNetworks Group, Ltd........................................................         411,000             5,533
   Ezion Holdings, Ltd..........................................................       1,968,000         1,167,169
 #*Ezra Holdings, Ltd...........................................................       2,460,000         2,047,012
   F.J. Benjamin Holdings, Ltd..................................................       1,210,000           321,590
   Falcon Energy Group, Ltd.....................................................       1,007,000           195,385
  *Federal International 2000, Ltd..............................................       1,675,350            59,754
   First Resources, Ltd.........................................................       1,040,000         1,351,725
   Food Empire Holdings, Ltd....................................................       1,094,400           287,421
  #Fragrance Group, Ltd.........................................................       2,857,000           816,200
   Freight Links Express Holdings, Ltd..........................................       4,140,737           206,427
  *Fu Yu Corp., Ltd.............................................................       3,544,750           196,165
 #*Gallant Venture, Ltd.........................................................       2,386,000           557,351
   GK Goh Holdings, Ltd.........................................................       1,458,000           862,813
   Global Yellow Pages, Ltd.....................................................         299,000            22,324
  *GMG Global, Ltd..............................................................      10,218,000         1,119,397
   Goodpack, Ltd................................................................       1,169,000         1,416,504
   GP Batteries International, Ltd..............................................         343,000           287,222
   GP Industries, Ltd...........................................................       2,872,209           847,426
  *Grand Banks Yachts, Ltd......................................................         240,000            37,302
   GuocoLand, Ltd...............................................................         433,314           635,484
   GuocoLeisure, Ltd............................................................       1,507,000           806,825
   Guthrie GTS, Ltd.............................................................         282,000           111,812
  *Healthway Medical Corp., Ltd.................................................       4,193,776           282,901
   Hersing Corp., Ltd...........................................................       1,285,000           217,223
  *HG Metal Manufacturing, Ltd..................................................         426,000            37,374
   Hiap Seng Engineering, Ltd...................................................         612,000           164,967
   Hi-P International, Ltd......................................................       1,203,000           633,834
   Ho Bee Investment, Ltd.......................................................       1,063,000           949,439


                                      1352

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
  *Hong Fok Corp., Ltd..........................................................       2,769,700   $     1,079,713
   Hong Leong Asia, Ltd.........................................................         522,000           710,472
   Hotel Grand Central, Ltd.....................................................       1,182,535           682,282
   Hotel Properties, Ltd........................................................       1,346,400         2,052,429
   Hour Glass, Ltd..............................................................         622,744           554,136
   HTL International Holdings, Ltd..............................................       1,063,843           295,374
  *Huan Hsin Holdings, Ltd......................................................       1,106,400            71,596
   HupSteel, Ltd................................................................       1,572,875           240,821
   Hwa Hong Corp., Ltd..........................................................       2,186,000           763,368
  #Hyflux, Ltd..................................................................       2,512,500         2,739,184
   IFS Capital, Ltd.............................................................         421,080           135,578
  *Informatics Education, Ltd...................................................       2,722,000           168,430
   InnoTek, Ltd.................................................................         846,000           289,499
   IPC Corp., Ltd...............................................................         724,000            62,868
   Isetan (Singapore), Ltd......................................................         122,500           337,938
   Jadason Enterprises, Ltd.....................................................         728,000            35,783
  *Jasper Investments, Ltd......................................................          90,680             4,972
  *Jaya Holdings, Ltd...........................................................       1,468,000           677,129
  *JES International Holdings, Ltd..............................................       2,096,000           382,213
  *Jiutian Chemical Group, Ltd..................................................       2,337,000            83,445
 #*Jurong Technologies Industrial Corp., Ltd....................................       2,227,680                --
   K1 Ventures, Ltd.............................................................       3,349,500           269,009
  #Keppel Telecommunications & Transportation, Ltd..............................       1,409,600         1,234,682
   Khong Guan Flour Milling, Ltd................................................          35,000            44,660
   Kian Ann Engineering, Ltd....................................................       1,276,000           200,503
   Kian Ho Bearings, Ltd........................................................         664,500           126,522
   Koh Brothers Group, Ltd......................................................       1,312,000           203,152
  *Lafe Corp., Ltd..............................................................       1,234,800            58,110
   LC Development, Ltd..........................................................       2,829,504           352,424
   Lee Kim Tah Holdings, Ltd....................................................       1,600,000           776,802
   Lion Asiapac, Ltd............................................................         473,000            62,422
   Lum Chang Holdings, Ltd......................................................       1,042,030           244,444
   M1, Ltd......................................................................       1,335,000         2,566,538
 #*Manhattan Resources, Ltd.....................................................         960,000           694,011
  #Marco Polo Marine, Ltd.......................................................         608,000           178,799
   Memstar Technology, Ltd......................................................       1,114,000            60,923
   Memtech International, Ltd...................................................       1,322,000           104,067
  #Mercator Lines Singapore, Ltd................................................         555,000            58,691
   Metro Holdings, Ltd..........................................................       2,085,792         1,194,139
  *Miclyn Express Offshore, Ltd.................................................          59,088           121,732
  #Midas Holdings, Ltd..........................................................       4,612,000         1,403,340
  *Mirach Energy, Ltd...........................................................         460,000            37,309
   Miyoshi Precision, Ltd.......................................................         353,500            20,171
   Multi-Chem, Ltd..............................................................       1,263,000           109,671
  *Nam Cheong, Ltd..............................................................         871,740           104,553
   Nera Telecommunications, Ltd.................................................       1,079,000           364,367
   New Toyo International Holdings, Ltd.........................................       1,624,000           342,049
   Novo Group, Ltd..............................................................          55,500             9,266
   NSL, Ltd.....................................................................         417,000           461,231
 #*Oceanus Group, Ltd...........................................................       5,528,000           319,906
  #OKP Holdings, Ltd............................................................         207,000            94,457
   Orchard Parade Holdings, Ltd.................................................         990,359         1,102,252
   OSIM International, Ltd......................................................       1,379,000         1,419,168
   Ossia International, Ltd.....................................................         522,554            50,475
  #Otto Marine, Ltd.............................................................       2,451,000           256,808
   Pan Pacific Hotels Group, Ltd................................................       1,669,500         2,471,657
   Pan-United Corp., Ltd........................................................       2,006,000           731,458
  *Penguin International, Ltd...................................................         400,000            25,824
   Petra Foods, Ltd.............................................................         871,000         1,360,934
   Popular Holdings, Ltd........................................................       2,763,650           356,335
   PSC Corp., Ltd...............................................................       1,823,419           280,862


                                      1353

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SINGAPORE -- (Continued)
   QAF, Ltd.....................................................................         907,561   $       456,625
   Qian Hu Corp., Ltd...........................................................         674,600            57,821
  #Raffles Education Corp., Ltd.................................................       2,355,593           868,889
  #Raffles Medical Group, Ltd...................................................         786,067         1,377,975
  #Rotary Engineering, Ltd......................................................       1,143,600           577,109
   Roxy-Pacific Holdings, Ltd...................................................         214,000            71,225
  *S I2I, Ltd...................................................................      13,387,000           523,015
   San Teh, Ltd.................................................................         999,087           222,426
  *Sapphire Corp., Ltd..........................................................         704,000            76,781
   SBS Transit, Ltd.............................................................         953,500         1,296,272
   SC Global Developments, Ltd..................................................         416,000           346,449
  *Seroja Investments, Ltd......................................................          17,767             2,877
   Sim Lian Group, Ltd..........................................................       2,281,855           950,114
  *Sinarmas Land, Ltd...........................................................       4,095,000           988,703
   Sing Investments & Finance, Ltd..............................................         198,450           245,346
   Singapore Land, Ltd..........................................................          60,000           279,641
   Singapore Post, Ltd..........................................................       3,282,120         2,541,825
   Singapore Reinsurance Corp., Ltd.............................................       1,514,530           330,103
   Singapore Shipping Corp., Ltd................................................       1,689,000           243,615
   Singapura Finance, Ltd.......................................................         174,062           200,543
   Sinostar PEC Holdings, Ltd...................................................         160,000            20,497
  *Sinwa, Ltd...................................................................         388,500            37,126
   SMB United, Ltd..............................................................       1,253,000           393,529
  #Sound Global, Ltd............................................................       1,432,000           668,215
   Stamford Land Corp., Ltd.....................................................       2,927,000         1,302,373
   Straco Corp., Ltd............................................................         130,000            19,570
   Sunningdale Tech, Ltd........................................................       2,086,000           218,628
  #Sunvic Chemical Holdings, Ltd................................................       1,056,000           443,652
  #Super Group, Ltd.............................................................       1,022,000         1,128,629
   Superbowl Holdings, Ltd......................................................         522,000           123,974
 #*Swiber Holdings, Ltd.........................................................       1,697,000           806,322
 #*Swissco Holdings, Ltd........................................................         579,000           110,590
   Tat Hong Holdings, Ltd.......................................................       1,116,800           772,004
  #Technics Oil & Gas, Ltd......................................................         583,000           405,305
   Thakral Corp., Ltd...........................................................       6,028,000           147,085
 #*Tiger Airways Holdings, Ltd..................................................       1,798,500           989,514
   Tiong Woon Corp. Holding, Ltd................................................         901,000           188,480
  *Transcu Group, Ltd...........................................................       4,936,000           196,208
   Trek 2000 International, Ltd.................................................         973,000           250,549
  #Tuan Sing Holdings, Ltd......................................................       3,613,475           845,568
   UMS Holdings, Ltd............................................................       1,082,000           403,236
   United Engineers, Ltd........................................................         737,014         1,211,574
  #United Envirotech, Ltd.......................................................       1,098,000           313,560
   United Industrial Corp., Ltd.................................................         230,000           503,487
   United Overseas Insurance, Ltd...............................................         187,250           495,721
   UOB-Kay Hian Holdings, Ltd...................................................       1,475,400         1,874,002
   Venture Corp., Ltd...........................................................         471,000         2,695,888
   Vicom, Ltd...................................................................         120,000           353,366
  #WBL Corp., Ltd...............................................................         600,000         1,504,118
  #Wee Hur Holdings, Ltd........................................................         979,000           228,988
   Wheelock Properties, Ltd.....................................................       1,210,000         1,536,503
   Wing Tai Holdings, Ltd.......................................................       2,150,000         2,100,109
   Xpress Holdings, Ltd.........................................................       3,079,000            76,036
   YHI International, Ltd.......................................................       1,174,000           285,012
  *Yoma Strategic Holdings, Ltd.................................................         132,000            39,657
   Yongnam Holdings, Ltd........................................................       3,921,000           794,419
                                                                                                   ---------------
TOTAL SINGAPORE.................................................................                       102,625,317
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                       914,091,343
                                                                                                   ---------------


                                      1354

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights..............................          81,336   $            --
  *IDM International, Ltd. Warrants 06/08/13....................................             545                12
  *NewSat, Ltd. Rights 01/25/12.................................................           9,686                --
  *Strike Energy, Ltd. Rights 01/25/12..........................................           5,875               842
                                                                                                   ---------------
TOTAL AUSTRALIA                                                                                                854
                                                                                                   ---------------
HONG KONG -- (0.0%)
  *Sino Gas Group, Ltd. Rights 02/15/12.........................................       2,490,000               321
                                                                                                   ---------------
SINGAPORE -- (0.0%)
  *Transcu Group, Ltd. Warrants 09/01/13........................................       1,018,000            16,186
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                            17,361
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (15.3%)
(S)@DFA Short Term Investment Fund..............................................     161,708,166       161,708,166
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $3,843,708) to be repurchased
      at $3,768,366.............................................................   $       3,768         3,768,341
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       165,476,507
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,050,374,479)^^......................................................                   $ 1,079,585,211
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                            VALUATION INPUTS
                                         ------------------------------------------------------
                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                           LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
                                         ----------    --------------   -------   --------------
Common Stocks
   Australia..........................   $10,964,759   $  579,537,600      --      $ 590,502,359
   Hong Kong..........................       294,305      158,691,315      --        158,985,620
   Malaysia...........................            --            4,241      --              4,241
   New Zealand........................            --       61,973,806      --         61,973,806
   Singapore..........................     3,610,639       99,014,678      --        102,625,317
Rights/Warrants.......................
   Australia..........................            12              842      --                854
   Hong Kong..........................            --              321      --                321
   Singapore..........................            --           16,186      --             16,186
Securities Lending Collateral.........            --      165,476,507      --        165,476,507
                                         -----------   --------------     ---     --------------
TOTAL.................................   $14,869,715   $1,064,715,496      --     $1,079,585,211
                                         ===========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.


                                      1355

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (99.1%)
Consumer Discretionary -- (22.6%)
   4imprint Group P.L.C.........................................................          96,735   $       396,413
  *888 Holdings P.L.C...........................................................         269,165           222,812
   Aegis Group P.L.C............................................................       3,314,004         8,255,845
   Aga Rangemaster Group P.L.C..................................................         453,866           573,457
   Arena Leisure P.L.C..........................................................       1,368,472           944,995
   Avon Rubber P.L.C............................................................          26,060           131,524
  *Barratt Developments P.L.C...................................................       3,809,758         6,571,396
   Bellway P.L.C................................................................         481,114         5,597,096
  *Berkeley Group Holdings P.L.C. (The).........................................         517,118        10,342,207
  *Betfair Group P.L.C..........................................................          11,201           154,031
   Bloomsbury Publishing P.L.C..................................................         271,841           458,826
   Bovis Homes Group P.L.C......................................................         875,787         6,141,076
  #Bwin.Party Digital Entertainment P.L.C.......................................       1,902,114         4,813,452
  #Carpetright P.L.C............................................................         176,546         1,531,276
   Carphone Warehouse Group P.L.C...............................................         388,934         1,018,489
   Centaur Media P.L.C..........................................................         556,967           327,164
   Chime Communications P.L.C...................................................         222,427           766,701
   Churchill China P.L.C........................................................          18,500            83,807
   Cineworld Group P.L.C........................................................         104,945           353,261
  *Clinton Cards P.L.C..........................................................         740,506           132,308
   Creston P.L.C................................................................          13,626            10,098
   Daily Mail & General Trust P.L.C. Series A...................................       1,081,766         7,460,606
   Debenhams P.L.C..............................................................       4,866,980         5,164,307
   Dignity P.L.C................................................................         214,913         2,644,471
  *Dixons Retail P.L.C..........................................................      12,909,628         2,873,040
  *Domino's Pizza UK & IRL P.L.C................................................         251,341         1,828,192
   Dunelm Group P.L.C...........................................................         146,417         1,059,496
  *Enterprise Inns P.L.C........................................................       1,808,533         1,063,117
   Euromoney Institutional Investor P.L.C.......................................         292,779         3,186,508
  *Findel P.L.C.................................................................       4,998,346           276,218
  *Forminster P.L.C.............................................................          43,333             2,561
   French Connection Group P.L.C................................................         373,475           291,469
   Fuller Smith & Turner P.L.C..................................................         129,026         1,452,935
   Future P.L.C.................................................................       1,301,863           205,177
   Games Workshop Group P.L.C...................................................         101,889           831,991
   GKN P.L.C....................................................................       3,414,280        11,307,029
   Greene King P.L.C............................................................       1,421,372        11,034,772
   Halfords Group P.L.C.........................................................         760,403         3,812,318
   Haynes Publishing Group P.L.C................................................          14,703            48,655
   Headlam Group P.L.C..........................................................         330,383         1,408,451
   Henry Boot P.L.C.............................................................         426,786           900,850
   HMV Group P.L.C..............................................................       1,482,545           123,801
   Home Retail Group P.L.C......................................................       2,403,649         4,073,577
   Hornby P.L.C.................................................................         154,220           249,352
  *Howden Joinery Group P.L.C...................................................       2,054,730         3,482,267
   Huntsworth P.L.C.............................................................         854,550           583,586
   Inchcape P.L.C...............................................................       1,915,975        10,311,596
   Informa P.L.C................................................................       2,292,105        14,147,064
   ITV P.L.C....................................................................       8,448,636         9,996,542
   JD Sports Fashion P.L.C......................................................         120,013         1,354,276
   JD Wetherspoon P.L.C.........................................................         462,380         2,969,704
  *JJB Sports P.L.C.............................................................          24,720             4,487
   John Menzies P.L.C...........................................................         244,534         2,177,579
  *Johnston Press P.L.C.........................................................         507,412            50,373
   Kesa Electricals P.L.C.......................................................       2,105,278         2,239,371
   Ladbrokes P.L.C..............................................................       3,578,739         8,000,686
   Laura Ashley Holdings P.L.C..................................................       1,500,394           508,919
   Lookers P.L.C................................................................       1,097,970           865,642


                                      1356

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
   Marston's P.L.C..............................................................       2,308,218   $     3,533,266
   Mecom Group P.L.C............................................................         240,382           812,217
   Millennium & Copthorne Hotels P.L.C..........................................       1,048,561         7,363,026
  *Mitchells & Butlers P.L.C....................................................         987,029         3,999,145
   Mothercare P.L.C.............................................................         342,220         1,065,186
   N Brown Group P.L.C..........................................................         862,304         3,129,172
  *Ocado Group P.L.C............................................................           6,687             9,321
   Pace P.L.C...................................................................         919,304         1,236,776
  *Pendragon P.L.C..............................................................       2,428,575           439,085
   Persimmon P.L.C..............................................................       1,177,634         9,789,055
   Photo-Me International P.L.C.................................................           3,631             2,811
  *Punch Taverns P.L.C..........................................................       2,380,301           413,211
  *Redrow P.L.C.................................................................       1,485,274         2,888,577
   Restaurant Group P.L.C.......................................................         786,551         3,679,558
   Rightmove P.L.C..............................................................         378,372         7,669,084
   Smiths News P.L.C............................................................         705,619         1,054,820
  *Spirit Pub Co. P.L.C.........................................................       2,380,301         1,874,327
  *Sportech P.L.C...............................................................         329,794           248,468
  *Sports Direct International P.L.C............................................         670,447         2,592,399
   St. Ives Group P.L.C.........................................................         665,998           876,910
  *Stylo P.L.C..................................................................          64,096             4,798
  *SuperGroup P.L.C.............................................................          81,918           840,758
  *Tandem Group P.L.C. Non-Voting Shares........................................         327,365                --
  *Taylor Wimpey P.L.C..........................................................      12,108,224         8,105,633
   Ted Baker P.L.C..............................................................         149,926         1,739,277
  #Thomas Cook Group P.L.C......................................................       3,076,507           656,057
   Topps Tiles P.L.C............................................................         810,881           390,003
  *Torotrak P.L.C...............................................................          31,611            17,117
  *Trinity Mirror P.L.C.........................................................       1,688,565         1,231,724
   TUI Travel P.L.C.............................................................       1,027,117         3,101,535
   UBM P.L.C....................................................................         920,989         7,985,460
   UTV Media P.L.C..............................................................         230,855           382,944
   Vitec Group P.L.C. (The).....................................................         160,303         1,407,956
  *Wagon P.L.C..................................................................         237,979             4,688
   WH Smith P.LC................................................................         620,413         5,402,185
   Whitbread P.L.C..............................................................         103,235         2,678,680
   William Hill P.L.C...........................................................       2,894,680        10,262,673
   Wilmington Group P.L.C.......................................................         346,234           425,338
 #*Yell Group P.L.C.............................................................       6,919,067           628,614
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       264,759,073
                                                                                                   ---------------
Consumer Staples -- (4.0%)
   A.G. Barr P.L.C..............................................................         138,582         2,621,894
   Anglo-Eastern Plantations P.L.C..............................................         108,153         1,214,504
   Booker Group P.L.C...........................................................       2,859,946         3,240,580
   Britvic P.L.C................................................................         928,016         5,036,296
   Cranswick P.L.C..............................................................         202,347         2,490,887
   Dairy Crest Group P.L.C......................................................         565,267         2,796,559
   Devro P.L.C..................................................................         660,083         2,771,057
  *European Home Retail P.L.C...................................................         109,256                --
   Fiberweb P.L.C...............................................................         482,639           418,569
   Greggs P.L.C.................................................................         427,390         3,440,173
   Hilton Food Group, Ltd.......................................................           1,604             6,532
  *McBride P.L.C................................................................         832,651         1,535,677
  *Premier Foods P.L.C..........................................................       7,951,806         1,506,500
   PZ Cussons P.L.C.............................................................       1,287,639         6,197,767
   R.E.A. Holdings P.L.C........................................................          49,233           511,223
   Robert Wiseman Dairies P.L.C.................................................         221,312         1,357,474
   Tate & Lyle P.L.C............................................................       1,074,000        11,219,206
   Thorntons P.L.C..............................................................         313,060            66,594
   Young & Co.'s Brewery P.L.C..................................................          26,250           225,437


                                      1357

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Young & Co.'s Brewery P.L.C. Series A........................................          13,436   $       134,623
                                                                                                   ---------------
Total Consumer Staples..........................................................                        46,791,552
                                                                                                   ---------------
Energy -- (4.9%)
  *Afren P.L.C..................................................................       3,944,497         7,507,463
   Anglo Pacific Group P.L.C....................................................         440,799         2,020,666
  *Cadogan Petroleum P.L.C......................................................         110,970            56,091
  *EnQuest P.L.C................................................................       2,048,124         3,438,480
  *Exillon Energy P.L.C.........................................................         146,023           576,512
   Fortune Oil P.L.C............................................................       6,170,225         1,075,376
  *Hardy Oil & Gas P.L.C........................................................          74,296           196,673
  *Heritage Oil P.L.C...........................................................         653,846         1,935,567
   Hunting P.L.C................................................................         465,881         5,932,075
   James Fisher & Sons P.L.C....................................................         171,886         1,343,936
   JKX Oil & Gas P.L.C..........................................................         456,676         1,010,073
   John Wood Group P.L.C........................................................       1,034,385        10,748,354
   Lamprell P.L.C...............................................................         506,839         2,394,659
   Melrose Resources P.L.C......................................................         336,039           642,167
  *Premier Oil P.L.C............................................................       1,787,024        11,576,852
  *Salamander Energy P.L.C......................................................         567,570         2,044,383
  *Soco International P.L.C.....................................................         897,595         4,134,092
  *UK Coal P.L.C................................................................       1,470,907           763,507
                                                                                                   ---------------
Total Energy....................................................................                        57,396,926
                                                                                                   ---------------
Financials -- (12.9%)
   Aberdeen Asset Management P.L.C..............................................       2,820,342        10,625,950
   Admiral Group P.L.C..........................................................          49,277           732,099
   Amlin P.L.C..................................................................       1,918,231        10,290,753
   Arbuthnot Banking Group P.L.C................................................          55,997           365,916
   Ashmore Group P.L.C..........................................................       1,040,465         6,098,872
  *BCB Holdings, Ltd............................................................           5,979             1,648
   Beazley P.L.C................................................................       2,052,831         4,541,902
   Brewin Dolphin Holdings P.L.C................................................         962,833         2,291,700
   Capital & Counties Properties P.L.C..........................................         519,115         1,555,000
  *Capital & Regional P.L.C.....................................................       1,493,345           712,729
   Catlin Group, Ltd............................................................       1,357,851         8,679,548
   Charles Stanley Group P.L.C..................................................         126,349           519,689
   Charles Taylor Consulting P.L.C..............................................         139,215           292,410
   Chesnara P.L.C...............................................................         346,617           963,655
   Close Brothers Group P.L.C...................................................         566,130         6,026,375
   Collins Stewart Hawkpoint P.L.C..............................................         585,111           839,297
   Daejan Holdings P.L.C........................................................          32,436         1,438,271
   Development Securities P.L.C.................................................         460,015         1,066,460
  *DTZ Holdings P.L.C...........................................................         224,770            24,652
  #F&C Asset Management P.L.C...................................................       1,915,047         2,003,244
  *GlobeOp Financial Services SA................................................          24,996           139,888
   Hansard Global P.L.C.........................................................          16,468            38,599
   Hardy Underwriting Group P.L.C...............................................         161,307           522,650
   Hargreaves Lansdown P.L.C....................................................         665,790         4,338,066
   Helical Bar P.L.C............................................................         657,998         1,922,938
   Henderson Group P.L.C........................................................       3,898,443         6,816,099
   Hiscox, Ltd..................................................................       1,574,362         9,463,634
  *ICAP P.L.C...................................................................         460,140         2,438,574
   IG Group Holdings P.L.C......................................................       1,317,769         9,815,829
  *Industrial & Commercial Holdings P.L.C.......................................           5,000               118
   Intermediate Capital Group P.L.C.............................................         597,502         2,593,032
   International Personal Finance P.L.C.........................................         711,644         2,138,039
   Investec P.L.C...............................................................         239,236         1,418,410
  *IP Group P.L.C...............................................................         468,560           638,384
   Jardine Lloyd Thompson Group P.L.C...........................................         492,564         5,303,260
  *Jupiter Fund Management P.L.C................................................         230,863           830,836


                                      1358

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Financials -- (Continued)
   Lancashire Holdings, Ltd.....................................................         566,254   $     6,147,414
  *Liontrust Asset Management P.L.C.............................................         129,935           170,984
   London Stock Exchange Group P.L.C............................................         579,642         7,962,267
   LSL Property Services P.L.C..................................................         137,031           519,169
  *MWB Group Holdings P.L.C.....................................................         379,622            71,889
   Novae Group P.L.C............................................................         212,950         1,167,161
   Phoenix Group Holdings P.L.C.................................................          42,702           392,726
   Provident Financial P.L.C....................................................         499,581         7,558,826
  *Puma Brandenburg, Ltd. Capital Shares........................................       1,193,004            93,630
  *Puma Brandenburg, Ltd. Income Shares.........................................       1,193,004            39,013
  *Quintain Estates & Development P.L.C.........................................       1,227,276           764,511
   Rathbone Brothers P.L.C......................................................         165,692         2,995,167
   Raven Russia, Ltd............................................................         188,471           159,062
   S&U P.L.C....................................................................          21,140           202,296
   Safestore Holdings P.L.C.....................................................         375,572           630,927
   Savills P.L.C................................................................         543,867         2,882,134
   Shore Capital Group, Ltd.....................................................       1,002,751           268,876
   St. James's Place P.L.C......................................................         791,622         4,370,171
   St. Modwen Properties P.L.C..................................................         630,419         1,237,792
   Tullett Prebon P.L.C.........................................................         882,420         4,149,938
   Unite Group P.L.C............................................................         641,711         1,802,733
  *Waterloo Investment Holdings, Ltd............................................           5,979               660
                                                                                                   ---------------
Total Financials................................................................                       151,075,872
                                                                                                   ---------------
Health Care -- (1.9%)
 #*Alizyme P.L.C................................................................         660,805                --
   Assura Group, Ltd............................................................          55,851            26,149
   Bioquell P.L.C...............................................................          90,893           160,555
  *BTG P.L.C....................................................................       1,172,286         6,184,384
   Consort Medical P.L.C........................................................         116,271           982,097
   Corin Group P.L.C............................................................         126,637            93,402
   Dechra Pharmaceuticals P.L.C.................................................         245,802         2,038,157
   Genus P.L.C..................................................................         214,523         3,449,435
   Hikma Pharmaceuticals P.L.C..................................................         542,990         6,151,095
  *Optos P.L.C..................................................................          34,626           115,111
  *Oxford Biomedica P.L.C.......................................................       2,821,652           144,508
  *Renovo Group P.L.C...........................................................          87,461            23,135
  *Southern Cross Healthcare P.L.C..............................................         191,826                --
   Synergy Health P.L.C.........................................................         148,118         1,979,097
  *Vectura Group P.L.C..........................................................       1,369,461         1,268,437
                                                                                                   ---------------
Total Health Care...............................................................                        22,615,562
                                                                                                   ---------------
Industrials -- (29.7%)
  *AEA Technology Group P.L.C...................................................         539,970             2,735
  #Air Partner P.L.C............................................................          37,086           175,531
   Alumasc Group P.L.C..........................................................         124,366           247,203
   Ashtead Group P.L.C..........................................................       2,124,586         7,852,838
  *Autologic Holdings P.L.C.....................................................          80,000            18,265
   Babcock International Group P.L.C............................................       1,446,405        16,653,783
   Balfour Beatty P.L.C.........................................................       2,850,059        12,329,369
   BBA Aviation P.L.C...........................................................       2,792,163         8,209,116
   Berendsen P.L.C..............................................................         715,877         5,203,677
   Bodycote P.L.C...............................................................       1,253,236         6,033,971
   Braemar Shipping Services P.L.C..............................................          81,108           476,196
   Brammer P.L.C................................................................         194,030           758,942
   Bunzl P.L.C..................................................................         227,489         3,090,127
   Camellia P.L.C...............................................................           2,481           374,449
   Cape P.L.C...................................................................         195,647         1,208,765
   Carillion P.L.C..............................................................       1,787,034         8,715,304
   Carr's Milling Industries P.L.C..............................................          35,330           473,336
   Castings P.L.C...............................................................         162,757           685,794


                                      1359

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Chemring Group P.L.C.........................................................         783,476   $     4,747,067
   Clarkson P.L.C...............................................................          61,518         1,117,640
   Cobham P.L.C.................................................................       3,772,897        10,903,624
  *Colfax Corp..................................................................          89,528         2,719,614
   Communisis P.L.C.............................................................         561,133           245,931
 #*Connaught P.L.C..............................................................         307,612                --
   Cookson Group P.L.C..........................................................       1,142,420        10,420,418
   Costain Group P.L.C..........................................................         139,449           429,703
   De La Rue P.L.C..............................................................         387,017         5,717,387
  *easyJet P.L.C................................................................         690,633         4,865,337
  *Eleco P.L.C..................................................................          80,000            12,446
   Fenner P.L.C.................................................................         719,811         5,018,978
   Firstgroup P.L.C.............................................................       1,795,903         8,785,085
   Galliford Try P.L.C..........................................................         233,981         1,759,916
   Go-Ahead Group P.L.C.........................................................         175,277         3,509,248
  *Hampson Industries P.L.C.....................................................         712,146            78,477
   Harvey Nash Group P.L.C......................................................           6,308             5,780
   Hays P.L.C...................................................................       5,445,665         6,134,948
  *Helphire P.L.C...............................................................         956,560            32,203
   Hogg Robinson Group P.L.C....................................................         158,347           157,746
   Homeserve P.L.C..............................................................       1,162,452         5,204,784
   Hyder Consulting P.L.C.......................................................         171,164         1,040,868
   IMI P.L.C....................................................................       1,053,765        14,218,381
  *Impellam Group P.L.C.........................................................          34,877           128,577
   Interserve P.L.C.............................................................         534,834         2,462,784
   Intertek Group P.L.C.........................................................         456,070        15,200,961
   Invensys P.L.C...............................................................       2,433,434         7,769,987
   ITE Group P.L.C..............................................................       1,059,501         3,421,340
   J. Smart & Co. (Contractors) P.L.C...........................................         112,500           141,408
   Keller Group P.L.C...........................................................         276,404         1,538,756
   Kier Group P.L.C.............................................................         158,245         3,345,906
   Latchways P.L.C..............................................................          36,248           631,353
   Lavendon Group P.L.C.........................................................         505,550           703,546
   Low & Bonar P.L.C............................................................         828,300           693,444
   Management Consulting Group P.L.C............................................       1,290,496           638,734
   Mears Group P.L.C............................................................         199,987           780,263
   Meggitt P.L.C................................................................       2,465,596        14,126,759
   Melrose P.L.C................................................................       1,583,124         9,403,167
   Michael Page International P.L.C.............................................       1,310,832         8,050,439
   Mitie Group P.L.C............................................................       1,286,774         5,152,942
   MJ Gleeson Group P.L.C.......................................................         195,875           348,777
   Morgan Crucible Co. P.L.C....................................................       1,269,032         6,265,008
   Morgan Sindall P.L.C.........................................................         169,608         1,775,560
  *Mouchel Group P.L.C..........................................................         434,192            52,827
   National Express Group P.L.C.................................................       1,701,575         5,822,104
  *Northgate P.L.C..............................................................         473,070         1,692,752
   PayPoint P.L.C...............................................................         105,160           916,785
   Qinetiq P.L.C................................................................       2,474,225         5,046,126
   Regus P.L.C..................................................................       3,337,697         4,850,853
  *Renold P.L.C.................................................................          57,486            26,739
  *Rentokil Initial P.L.C.......................................................       6,788,052         8,039,745
  *Ricardo P.L.C................................................................         217,815         1,179,552
  *Richmond Oil & Gas P.L.C.....................................................         220,000                --
   Robert Walters P.L.C.........................................................         387,999         1,210,196
   Rotork P.L.C.................................................................         366,679        11,007,449
   RPS Group P.L.C..............................................................         843,448         2,773,878
   Senior P.L.C.................................................................       1,762,689         5,008,032
   Severfield-Rowen P.L.C.......................................................         371,550         1,152,490
   Shanks Group P.L.C...........................................................       1,786,148         2,771,985
   SIG P.L.C....................................................................       2,074,440         3,263,743
   Speedy Hire P.L.C............................................................       1,274,296           542,922


                                      1360

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Spirax-Sarco Engineering P.L.C...............................................         320,648   $    10,018,980
   Stagecoach Group P.L.C.......................................................       1,718,521         7,630,922
   Sthree P.L.C.................................................................         330,670         1,418,976
   T. Clarke P.L.C..............................................................         147,457            90,594
   Tarsus Group P.L.C...........................................................         212,372           455,865
   Travis Perkins P.L.C.........................................................         922,110        12,772,018
   Tribal Group P.L.C...........................................................         132,810           134,010
  *Trifast P.L.C................................................................         359,985           233,604
   UK Mail Group P.L.C..........................................................         197,261           712,003
   Ultra Electronics Holdings P.L.C.............................................         285,303         6,897,196
   Umeco P.L.C..................................................................         196,406         1,108,691
  #Volex P.L.C..................................................................         229,354           918,372
   Vp P.L.C.....................................................................         167,297           593,161
  *Wincanton P.L.C..............................................................         479,763           628,043
   WS Atkins P.L.C..............................................................         501,683         5,547,342
   WSP Group P.L.C..............................................................         276,589         1,089,583
  #XP Power, Ltd................................................................          73,546         1,111,798
                                                                                                   ---------------
Total Industrials...............................................................                       348,934,029
                                                                                                   ---------------
Information Technology -- (10.4%)
   Acal P.L.C...................................................................         104,729           285,198
   Anite P.L.C..................................................................       1,166,924         1,818,565
   Aveva Group P.L.C............................................................         289,692         7,210,762
   Computacenter P.L.C..........................................................         446,179         2,798,661
   CSR P.L.C....................................................................         683,977         2,502,231
   Dialight P.L.C...............................................................         111,362         1,352,779
   Diploma P.L.C................................................................         487,042         3,027,450
   Domino Printing Sciences P.L.C...............................................         460,263         4,307,760
   E2V Technologies P.L.C.......................................................         354,068           683,391
   Electrocomponents P.L.C......................................................       1,730,514         5,889,962
   Fidessa Group P.L.C..........................................................         138,383         3,635,113
   Halma P.L.C..................................................................       1,549,740         8,657,095
  *Imagination Technologies Group P.L.C.........................................         961,901         8,779,221
  *Innovation Group P.L.C.......................................................       3,208,091         1,024,904
   Kewill P.L.C.................................................................         368,863           390,178
  *Kofax P.L.C..................................................................         317,667         1,318,412
   Laird P.L.C..................................................................         917,292         2,426,186
   Logica P.L.C.................................................................       6,339,968         7,595,733
   Micro Focus International P.L.C..............................................         500,666         3,340,825
  *Misys P.L.C..................................................................       1,604,251         8,176,955
   Moneysupermarket.com Group P.L.C.............................................         483,650           880,283
  *NCC Group P.L.C..............................................................           1,703            23,095
   Oxford Instruments P.L.C.....................................................         217,414         3,121,647
   Phoenix IT Group, Ltd........................................................         204,552           598,707
   Premier Farnell P.L.C........................................................       1,467,203         4,786,345
   Psion P.L.C..................................................................         500,223           333,394
   PV Crystalox Solar P.L.C.....................................................         956,033            73,297
   Renishaw P.L.C...............................................................         188,423         4,145,645
   RM P.L.C.....................................................................         363,499           447,418
   SDL P.L.C....................................................................         341,666         3,498,399
   Spectris P.L.C...............................................................         515,234        12,452,446
   Spirent Communications P.L.C.................................................       2,633,737         4,937,653
  *Telecity Group P.L.C.........................................................         656,917         6,708,150
   Timeweave P.L.C..............................................................          95,741            34,329
   TT electronics P.L.C.........................................................         643,621         1,695,260
   Vislink P.L.C................................................................         274,226           119,682
  *Wolfson Microelectronics P.L.C...............................................         504,759         1,265,673
   Xaar P.L.C...................................................................         251,590           944,567
  *Xchanging P.L.C..............................................................         730,123           793,998
                                                                                                   ---------------
Total Information Technology....................................................                       122,081,369
                                                                                                   ---------------


                                      1361

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
Materials -- (7.8%)
   African Barrick Gold, Ltd....................................................         212,078   $     1,724,654
  *Allied Gold Mining P.L.C.....................................................          15,530            32,597
   British Polythene Industries P.L.C...........................................         102,332           594,978
   Carclo P.L.C.................................................................         214,230         1,097,044
  *Centamin P.L.C...............................................................       2,960,312         4,407,596
   Croda International P.L.C....................................................         520,183        15,893,783
  #DS Smith P.L.C...............................................................       2,106,170         7,544,832
   Elementis P.L.C..............................................................       1,966,934         4,763,116
   Ferrexpo P.L.C...............................................................         888,830         4,791,177
   Filtrona P.L.C...............................................................         753,961         4,507,740
  *Gem Diamonds, Ltd............................................................         424,075         1,405,499
   Hill & Smith Holdings P.L.C..................................................         289,549         1,354,013
  #Hochschild Mining P.L.C......................................................         647,638         5,048,980
  *International Ferro Metals, Ltd..............................................         275,933            87,099
  *Inveresk P.L.C...............................................................         125,000             3,250
  *Lonmin P.L.C.................................................................         215,607         3,518,927
   Marshalls P.L.C..............................................................         722,366         1,062,564
   Mondi P.L.C..................................................................       1,236,260         9,857,918
  *Namakwa Diamonds, Ltd........................................................           6,057               692
   New World Resources P.L.C. Series A..........................................          84,423           614,690
   Petropavlovsk P.L.C..........................................................         646,643         7,738,390
   Porvair P.L.C................................................................         146,460           242,452
   RPC Group P.L.C..............................................................         622,691         3,740,213
 #*Talvivaara Mining Co. P.L.C..................................................         349,633         1,728,736
   Victrex P.L.C................................................................         340,523         6,875,073
   Yule Catto & Co. P.L.C.......................................................         846,695         2,618,959
   Zotefoams P.L.C..............................................................          96,852           204,234
                                                                                                   ---------------
Total Materials.................................................................                        91,459,206
                                                                                                   ---------------
Telecommunication Services -- (2.5%)
   Cable & Wireless Communications P.L.C........................................       9,400,024         6,359,082
   Cable & Wireless Worldwide P.L.C.............................................       6,594,754         2,159,282
  *Colt Group SA................................................................       1,287,437         1,867,870
  *Inmarsat P.L.C...............................................................       1,508,149         9,527,574
   Kcom Group P.L.C.............................................................       2,643,350         2,964,992
   TalkTalk Telecom Group P.L.C.................................................       1,746,112         3,388,659
   Telecom Plus P.L.C...........................................................         265,603         2,830,560
                                                                                                   ---------------
Total Telecommunication Services................................................                        29,098,019
                                                                                                   ---------------
Utilities -- (2.4%)
   Dee Valley Group P.L.C.......................................................          12,109           267,315
   Drax Group P.L.C.............................................................       1,492,564        12,514,143
   Pennon Group P.L.C...........................................................       1,445,401        15,859,562
                                                                                                   ---------------
Total Utilities.................................................................                        28,641,020
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,162,852,628
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   R.E.A. Holdings P.L.C........................................................           5,414             9,427
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
  *SFI Holdings, Ltd. Litigation Certificate....................................          26,713                --
  *Ultraframe P.L.C. Litigation Notes...........................................         319,285                --
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                                --
                                                                                                   ---------------


                                      1362

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@DFA Short Term Investment Fund..............................................      11,000,000   $    11,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $32,764) to be repurchased
      at $32,122................................................................   $          32            32,122
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                        11,032,122
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,126,451,505)^^......................................................                   $ 1,173,894,177
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                         ----------------------------------------------------
                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                          LEVEL 1        LEVEL 2     LEVEL 3        TOTAL
                                         --------   --------------   -------   --------------
Common Stocks
   Consumer Discretionary.............   $559,292   $  264,199,781      --     $  264,759,073
   Consumer Staples...................    225,437       46,566,115      --         46,791,552
   Energy.............................         --       57,396,926      --         57,396,926
   Financials.........................         --      151,075,872      --        151,075,872
   Health Care........................         --       22,615,562      --         22,615,562
   Industrials........................         --      348,934,029      --        348,934,029
   Information Technology.............         --      122,081,369      --        122,081,369
   Materials..........................         --       91,459,206      --         91,459,206
   Telecommunication Services.........         --       29,098,019      --         29,098,019
   Utilities..........................         --       28,641,020      --         28,641,020
Preferred Stocks
   Consumer Staples...................         --            9,427      --              9,427
Rights/Warrants.......................         --               --      --                 --
Securities Lending Collateral.........         --       11,032,122      --         11,032,122
                                         --------   --------------     ---     --------------
TOTAL.................................   $784,729   $1,173,109,448      --     $1,173,894,177
                                         ========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.


                                      1363

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (85.3%)
AUSTRIA -- (2.0%)
   Agrana Beteiligungs AG.......................................................          17,322   $     1,869,918
  *A-TEC Industries AG..........................................................          21,828            23,984
   Atrium European Real Estate, Ltd.............................................         388,775         1,786,416
  *Austria Email AG.............................................................             715             6,203
  *Austria Technologie & Systemtechnik AG.......................................          38,888           448,696
   BKS Bank AG..................................................................           3,120            71,827
  #BWT AG.......................................................................          33,191           649,099
  *CA Immobilien Anlagen AG.....................................................         163,483         1,594,605
  *Constantia Packaging AG Escrow Shares........................................          18,095                --
  *DO & CO Restaurants & Catering AG............................................           1,359            50,904
  *EAG-Beteiligungs AG..........................................................           1,650               674
  #EVN AG.......................................................................         108,328         1,456,660
  #Flughafen Wien AG............................................................          43,364         1,597,147
   Frauenthal Holding AG........................................................          12,084           147,108
 #*Intercell AG.................................................................         104,752           322,708
   Josef Manner & Co. AG........................................................             870            68,280
 #*Kapsch TrafficCom AG.........................................................          18,072         1,439,111
  #Lenzing AG...................................................................          35,903         3,287,699
  #Mayr-Melnhof Karton AG.......................................................          33,159         3,119,177
   Oberbank AG..................................................................          37,973         2,344,568
  #Oesterreichischen Post AG....................................................         118,383         3,864,488
  #Palfinger AG.................................................................          48,572         1,047,333
 #*Polytec Holding AG...........................................................          53,414           472,789
  #RHI AG.......................................................................          98,844         2,272,396
   Rosenbauer International AG..................................................          12,941           652,894
 #*S IMMO AG....................................................................         186,630         1,069,094
  *S&T System Integration & Technology Distribution AG..........................           6,318            14,959
  #Schoeller-Bleckmann Oilfield Equipment AG....................................          40,607         3,413,363
  *Semperit Holding AG..........................................................          36,876         1,576,308
 #*Strabag SE...................................................................         101,540         2,981,487
   UBM Realitaetenentwicklung AG................................................           1,440            48,215
  #Uniqa Versicherungen AG......................................................         184,842         2,670,597
 #*Warimpex Finanz und Beteiligungs AG..........................................          10,047            13,013
  #Wienerberger AG..............................................................         398,730         4,598,133
   Wolford AG...................................................................          11,252           338,954
  #Zumtobel AG..................................................................         113,334         2,063,937
                                                                                                   ---------------
TOTAL AUSTRIA...................................................................                        47,382,744
                                                                                                   ---------------
BELGIUM -- (2.9%)
  *Ablynx NV....................................................................          69,930           268,562
   Ackermans & van Haaren NV....................................................          97,112         7,805,255
  *Agfa-Gevaert NV..............................................................         598,923         1,082,337
  *Arseus NV....................................................................          81,169         1,131,913
   Atenor Group NV..............................................................           3,415           125,056
   Banque Nationale de Belgique SA..............................................             952         2,801,828
   Barco NV.....................................................................          55,666         3,015,001
  #Bekaert NV...................................................................          88,455         3,607,869
   Co.Br.Ha Societe Commerciale de Brasserie SA.................................             115           226,555
   Compagnie d'Entreprises SA...................................................          41,428         2,222,120
  *Compagnie du Bois Sauvage SA.................................................              87                12
   Compagnie Immobiliere de Belgique SA.........................................          10,535           344,899
   Compagnie Maritime Belge SA..................................................          64,746         1,469,942
 #*Deceuninck NV................................................................         268,523           376,413
 #*Devgen NV....................................................................          52,908           358,290
   D'Ieteren SA.................................................................         129,060         6,428,158
  #Duvel Moorgat SA.............................................................           8,799           810,576
   Econocom Group SA............................................................          65,485         1,319,736
   Elia System Operator SA......................................................         124,286         4,726,660


                                      1364

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BELGIUM -- (Continued)
 #*Euronav SA...................................................................          86,554   $       549,369
   EVS Broadcast Equipment SA...................................................          49,273         2,423,453
   Exmar NV.....................................................................         132,340           988,439
   Floridienne SA...............................................................           2,033           358,845
  *Galapagos NV.................................................................          84,918         1,166,303
   Gimv NV......................................................................          12,668           618,343
   Hamon & Compagnie International SA...........................................           3,876            93,715
   Henex SA.....................................................................           4,154           228,590
   Image Recognition Integrated Systems (I.R.I.S.) SA...........................           6,284           212,926
  #Ion Beam Applications SA.....................................................          79,751           629,609
   Jensen-Group NV..............................................................          12,030           121,992
  *Kinepolis Group NV...........................................................          17,625         1,307,515
   Lotus Bakeries NV............................................................           1,361           747,448
   Melexis NV...................................................................          93,665         1,395,825
  #Nyrstar NV...................................................................         599,376         5,609,668
 #*Picanol NV...................................................................          16,620           228,190
  *RealDolmen NV................................................................           7,428           171,109
   Recticel SA..................................................................          72,734           498,710
   Resilux SA...................................................................           4,095           291,975
   Rosier SA....................................................................             655           218,596
   Roularta Media Group NV......................................................           8,511           176,600
  *SAPEC SA.....................................................................           3,531           197,985
   Sioen Industries NV..........................................................          52,140           365,430
   Sipef NV.....................................................................          27,166         2,208,556
   Softimat SA..................................................................          24,253           125,903
  *Spector Photo Group SA.......................................................           8,349             3,814
   Telenet Group Holding NV.....................................................           1,386            54,884
   Ter Beke NV..................................................................           2,260           146,703
   Tessenderlo Chemie NV........................................................         107,469         3,672,681
 #*ThromboGenics NV.............................................................         118,342         2,746,322
  *TiGenix NV...................................................................          22,164            20,269
   Van de Velde NV..............................................................          28,385         1,382,004
   VPK Packaging Group SA.......................................................          12,084           474,501
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                        67,557,454
                                                                                                   ---------------
DENMARK -- (2.8%)
  *Aarhus Lokalbank A.S.........................................................           7,872             9,078
  *Aktieselskabet Skjern Bank A.S...............................................           3,276            49,337
  *Alk-Abello A.S...............................................................          25,725         1,522,332
 #*Alm. Brand A.S...............................................................         466,665           788,646
  *Amagerbanken A.S.............................................................         647,900                --
   Ambu A.S. Series B...........................................................          23,939           667,090
  *Arkil Holdings A.S. Series B.................................................             736            52,079
   Auriga Industries A.S. Series B..............................................          96,829         1,396,264
 #*Bang & Olufsen Holdings A.S..................................................         138,857         1,678,243
  *Bavarian Nordic A.S..........................................................          96,869           895,884
   BoConcept Holding A.S........................................................           5,650            83,195
   Brodrene Hartmann A.S. Series B..............................................          11,730           228,116
  *Brondbyernes IF Fodbold A.S. Series B........................................          13,156            36,888
   D/S Norden A.S...............................................................         110,869         2,780,612
  *Dalhoff Larsen & Horneman A.S................................................          40,950            52,104
  *Dantherm Holding A.S.........................................................           2,651             7,935
  #DFDS A.S.....................................................................          18,568         1,072,245
  *Djursland Bank A.S...........................................................           8,970           211,579
  #East Asiatic Co., Ltd. A.S...................................................          55,571         1,273,513
  *F.E. Bording A.S.............................................................             600            45,924
  *Fionia Holding A.S...........................................................          17,880                --
   Fluegger A.S. Series B.......................................................           4,198           244,137
  *Genmab A.S...................................................................         140,715         1,109,009
   GN Store Nord A.S............................................................         803,034         8,144,174
  *GPV Industri A.S. Series B...................................................           2,200            11,613


                                      1365

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
DENMARK -- (Continued)
   Gronlandsbanken A.S..........................................................             768   $        38,735
  *H&H International A.S. Series B..............................................          17,280           146,213
   Harboes Bryggeri A.S.........................................................          12,252           205,693
   Hojgaard Holding A.S. Series B...............................................           2,739            51,144
  #IC Companys A.S..............................................................          35,278           638,841
  *Incentive A.S................................................................           3,575            11,637
   Jeudan A.S...................................................................           4,620           319,456
  *Jyske Bank A.S...............................................................         177,153         5,224,376
   Lan & Spar Bank A.S..........................................................           5,150           249,193
  *Lastas A.S. Series B.........................................................          10,343            50,957
   Lollands Bank A.S............................................................             248             4,280
  *Mols-Linien A.S..............................................................          27,490            62,706
 #*NeuroSearch A.S..............................................................          79,539           215,940
  #NKT Holding A.S..............................................................          92,105         3,487,111
   Nordjyske Bank A.S...........................................................          17,600           218,191
   Norresundby Bank A.S.........................................................           7,350           193,155
   North Media A.S..............................................................          36,665           155,339
  *Ostjydsk Bank A.S............................................................           3,305           110,212
 #*Pandora A.S..................................................................         107,011         1,403,817
 #*Parken Sport & Entertainment A.S.............................................          33,556           426,232
   Per Aarsleff A.S. Series B...................................................           6,449           494,691
   Ringkjoebing Landbobank A.S..................................................          16,932         1,949,059
   Roblon A.S. Series B.........................................................             540            68,451
  #Rockwool International A.S. Series B.........................................          23,458         2,228,005
   Royal Unibrew A.S............................................................          40,267         2,294,665
  *Salling Bank A.S.............................................................             430            13,745
   Schouw & Co. A.S.............................................................          74,017         1,539,734
   SimCorp A.S..................................................................          19,486         2,967,441
  *Sjaelso Gruppen A.S..........................................................          18,337             4,765
  *SKAKO A.S....................................................................           1,577             6,215
   Solar Holdings A.S. Series B.................................................          19,051           973,017
  *Spar Nord Bank A.S...........................................................         126,467           853,084
  *Sparbank A.S.................................................................          10,930            94,965
  *Sparekassen Faaborg A.S......................................................           1,972            84,971
   Sydbank A.S..................................................................         279,299         4,763,799
   Thrane & Thrane A.S..........................................................          16,739           905,957
  #Tivoli A.S...................................................................             969           505,945
 #*TK Development A.S...........................................................         153,640           365,357
  *Topdanmark A.S...............................................................          53,386         8,366,373
  *TopoTarget A.S...............................................................         490,546           233,116
  *Topsil Semiconductor Materials A.S...........................................         194,350            16,727
 #*Torm A.S.....................................................................         123,250            86,971
   United International Enterprises A.S.........................................           3,268           438,760
 #*Vestas Wind Systems A.S......................................................          51,518           581,242
  *Vestjysk Bank A.S............................................................          27,573           131,845
                                                                                                   ---------------
TOTAL DENMARK...................................................................                        65,542,125
                                                                                                   ---------------
FINLAND -- (5.9%)
   Ahlstrom Oyj.................................................................          22,304           375,664
  *Aktia Oyj Series A...........................................................          13,711            98,685
  #Alma Media Oyj...............................................................         277,852         2,328,166
   Amer Sports Oyj Series A.....................................................         425,358         5,402,453
   Aspo Oyj.....................................................................          78,041           760,151
   Atria P.L.C..................................................................          20,043           173,393
  *Bank of Aland P.L.C. Series B................................................          22,078           300,295
   BasWare Oyj..................................................................          34,550           862,019
 #*Biotie Therapies Corp. Oyj...................................................         774,610           509,125
   Cargotec Oyj Series B........................................................         132,519         4,830,831
  *Citycon Oyj..................................................................         712,597         2,333,178
  *Componenta Oyj...............................................................          34,813           158,341
   Comptel P.L.C................................................................         324,863           246,397


                                      1366

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
   Cramo Oyj....................................................................         150,085   $     2,125,516
   Digia P.L.C..................................................................          55,020           216,101
  *Efore Oyj....................................................................         114,965           124,991
  *Elcoteq SE...................................................................           3,041                --
  *Elektrobit Corp. Oyj.........................................................           2,476             2,170
  #Elisa Oyj....................................................................         494,801        10,419,224
  *eQ P.L.C.....................................................................          67,120           152,483
   Etteplan Oyj.................................................................          62,600           219,828
  *Finnair Oyj..................................................................         279,743           925,020
  *Finnlines Oyj................................................................         124,906         1,177,477
   Fiskars Oyj Abp..............................................................         181,663         3,917,407
  #F-Secure Oyj.................................................................         463,536         1,253,889
  *GeoSentric Oyj...............................................................         244,900             3,203
  *Glaston Oyj Abp..............................................................         131,940            84,465
   HKScan Oyj Series A..........................................................          99,158           809,336
   Huhtamaki Oyj................................................................         365,393         4,472,043
   Ilkka-Yhtyma Oyj.............................................................          61,503           577,474
  #KCI Konecranes Oyj...........................................................         245,559         6,021,840
  #Kemira Oyj...................................................................         370,988         4,569,742
   Kesko Oyj Series B...........................................................          76,731         2,711,983
   Laennen Tehtaat Oyj..........................................................          18,920           387,636
   Lassila & Tikanoja Oyj.......................................................         129,065         1,932,456
  #Lemminkainen Oyj.............................................................          22,983           601,633
 #*M-real Oyj Series B..........................................................       1,549,706         3,497,967
  *Neo Industrial Oyj...........................................................          15,900            53,813
  *Neste Oil Oyj................................................................         285,400         3,208,306
   Nordic Aluminium Oyj.........................................................          10,440           402,825
   Okmetic Oyj..................................................................          54,904           400,282
   Olvi Oyj Series A............................................................          62,708         1,348,128
   Oriola-KD Oyj Series A.......................................................           5,045            13,249
  #Oriola-KD Oyj Series B.......................................................         365,209           947,047
   Orion Oyj Series A...........................................................         130,184         2,566,438
  #Orion Oyj Series B...........................................................         338,669         6,579,730
  #Outokumpu Oyj................................................................         426,546         3,508,432
   Outotec Oyj..................................................................         157,987         8,346,778
   PKC Group Oyj................................................................          56,771         1,074,037
   Pohjola Bank P.L.C. Series A.................................................         331,849         3,543,070
   Ponsse Oyj...................................................................          25,336           242,859
  #Poyry Oyj....................................................................         187,165         1,533,055
   Raisio P.L.C. Series V.......................................................         508,195         1,637,604
   Ramirent Oyj.................................................................         314,761         3,273,206
   Rapala VMC Oyj...............................................................         113,258           808,111
  #Rautaruukki Oyj Series K.....................................................         323,076         3,562,123
   Raute Oyj Series A...........................................................          10,298           102,919
   Ruukki Group Oyj.............................................................         604,909           775,331
   Saga Furs Oyj................................................................          11,244           223,290
  #Sanoma Oyj...................................................................         298,893         4,040,037
  *Scanfil P.L.C................................................................         123,479           153,440
   Sievi Capital P.L.C..........................................................         123,479           203,659
  *SRV Group P.L.C..............................................................           7,277            41,435
   Stockmann Oyj Abp Series A...................................................          43,914           900,191
  #Stockmann Oyj Abp Series B...................................................         107,903         2,035,765
  *Technopolis Oyj..............................................................         191,491           898,836
   Teleste Oyj..................................................................          53,559           281,887
   Tieto Oyj....................................................................         291,983         4,410,738
  #Tikkurila Oyj................................................................         118,741         2,247,745
   Tulikivi Oyj.................................................................          62,013            61,542
  #Uponor Oyj Series A..........................................................         219,676         2,252,763
   Vacon Oyj....................................................................          45,190         2,146,095
   Vaisala Oyj Series A.........................................................          39,132           870,804
   Viking Line Abp..............................................................          10,366           281,730


                                      1367

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FINLAND -- (Continued)
  #Yit Oyj......................................................................         393,258   $     7,268,896
                                                                                                   ---------------
TOTAL FINLAND...................................................................                       136,828,778
                                                                                                   ---------------
FRANCE -- (9.9%)
   ABC Arbitrage SA.............................................................          22,675           194,458
 #*Air France-KLM...............................................................         261,024         1,660,015
  #Akka Technologies SA.........................................................          12,641           339,467
   Ales Groupe SA...............................................................          32,210           501,308
  *Altamir Amboise SA...........................................................          68,287           576,580
   ALTEN SA.....................................................................          68,354         1,892,072
 #*Altran Technologies SA.......................................................         676,432         3,197,259
   April SA.....................................................................          74,171         1,200,380
 #*Archos SA....................................................................          58,868           632,672
  *Arkema SA....................................................................         109,343         8,863,340
  *Artprice.com SA..............................................................           3,246           221,270
   Assystem.....................................................................          55,571         1,001,185
 #*Atari SA.....................................................................         102,420           249,646
   AtoS SA......................................................................          42,168         2,122,927
   Aubay SA.....................................................................          10,285            68,513
   Audika SA....................................................................          21,251           418,494
  #Aurea SA.....................................................................           3,551            26,708
   Avenir Telecom SA............................................................          17,841            16,777
  *Axway Software SA............................................................          22,982           452,462
  *Baccarat SA..................................................................           1,090           189,946
   Banque Tarneaud SA...........................................................           1,430           172,377
  #Beneteau SA..................................................................         179,820         1,920,726
 #*Bigben Interactive SA........................................................          10,448           113,034
 #*BioAlliance Pharma SA........................................................          25,571           153,204
   Boiron SA....................................................................          28,682           821,039
   Boizel Chanoine Champagne SA.................................................           7,266           435,796
   Bonduelle SCA................................................................          13,650         1,190,953
   Bongrain SA..................................................................          34,266         2,135,834
  #Bourbon SA...................................................................         183,342         6,250,653
  *Boursorama SA................................................................          54,826           447,582
  *Bull SA......................................................................         309,488         1,252,362
   Burelle SA...................................................................           3,882           920,446
  #Cafom SA.....................................................................           5,092            49,605
   CBo Territoria SA............................................................          28,000           107,851
  #Cegedim SA...................................................................          16,591           485,562
   CEGID Group SA...............................................................          10,627           222,272
   CFAO SA......................................................................          43,608         1,488,550
  *Cie des Alpes................................................................           5,356           114,011
  *Cie Generale de Geophysique - Veritas SA.....................................           7,569           211,851
   Ciments Francais SA..........................................................           6,053           447,234
  *Club Mediterranee SA.........................................................          81,291         1,628,491
   Compagnie Industrielle et Financiere D'Entreprises SA........................           1,200            86,252
  *CS Communication & Systemes SA...............................................           5,100            19,127
   Damartex SA..................................................................          21,101           527,367
 #*Derichebourg SA..............................................................         548,515         2,027,618
  *Devoteam SA..................................................................          17,946           276,690
  *Dynaction SA.................................................................          12,745            95,829
  *Eiffage SA...................................................................          48,389         1,487,350
  #Electricite de Strasbourg SA.................................................          21,886         2,857,078
   Entrepose Contracting SA.....................................................           3,483           328,030
   Esso SA Francaise............................................................           9,411           921,081
  #Establissements Maurel et Prom SA............................................         326,408         5,434,507
  *Etam Developpement SA........................................................           1,148            22,319
   Euler Hermes SA..............................................................          40,320         2,672,685
 #*Euro Disney SCA..............................................................         138,383           866,815
  #Eurofins Scientific SA.......................................................          16,017         1,290,715
   Exel Industries SA Series A..................................................          10,680           437,973


                                      1368

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
 #*Faiveley Transport SA........................................................          21,104   $     1,540,459
   Faurecia SA..................................................................         109,057         2,731,855
   Fimalac SA...................................................................          31,490         1,218,920
   Fleury Michon SA.............................................................           4,694           181,213
 #*GameLoft SA..................................................................         118,600           824,383
  *Gascogne SA..................................................................           6,907           197,243
   Gaumont SA...................................................................          13,980           784,058
  *GEA SA.......................................................................             237            18,977
 #*GECI International SA........................................................          59,392           159,195
   Gemalto NV...................................................................         107,706         5,785,304
   Gevelot SA...................................................................           3,584           225,590
  *GFI Informatique SA..........................................................         134,770           472,707
   GL Events SA.................................................................          21,468           447,896
   GPE Groupe Pizzorno SA.......................................................           5,200            76,655
   Groupe Crit SA...............................................................          24,255           452,133
  #Groupe Flo SA................................................................          29,358           154,922
  *Groupe Go Sport SA...........................................................           1,125            13,231
   Groupe Gorge SA..............................................................          18,510           192,727
   Groupe Guillin SA............................................................           1,061            74,636
  *Groupe Open SA...............................................................          27,590           184,826
 #*Groupe Partouche SA..........................................................          61,786           105,028
   Groupe Steria SCA............................................................          82,770         1,611,239
   Guerbet SA...................................................................           6,577           554,806
   Guyenne et Gascogne SA.......................................................          25,083         2,692,159
  *Haulotte Group SA............................................................          61,352           560,869
   Havas SA.....................................................................       1,237,226         5,732,595
 #*Hi-Media SA..................................................................         100,249           287,523
  *Idsud SA.....................................................................           2,227            65,345
   Ingenico SA..................................................................         119,354         5,010,635
  #Interparfums SA..............................................................          15,050           345,521
  *Ipsen SA.....................................................................          57,266         1,682,733
   Ipsos SA.....................................................................          89,607         2,863,772
  *Jacquet Metal Service SA.....................................................          48,141           564,582
 #*Kaufman & Broad SA...........................................................           1,221            25,582
   Korian SA....................................................................           8,204           138,740
   Laurent-Perrier SA...........................................................          12,546         1,256,709
   LDC SA.......................................................................              19             2,037
  #Lectra SA....................................................................          83,499           518,198
   Lisi SA......................................................................          16,907         1,305,443
  *LVL Medical Groupe SA........................................................          18,786           303,297
   M6 Metropole Television SA...................................................         155,729         2,609,333
   Maisons France Confort SA....................................................           6,982           202,585
 #*Manitou BF...................................................................          48,911         1,013,248
   Manutan International SA.....................................................          14,553           718,010
 #*Maurel & Prom Nigeria........................................................         323,678           762,093
  *Medica SA....................................................................          85,857         1,381,773
   Mersen SA....................................................................          64,007         2,167,437
  *METabolic EXplorer SA........................................................           1,822            11,423
   MGI Coutier SA...............................................................           2,753           133,980
   Montupet SA..................................................................           1,081             7,511
   Mr. Bricolage SA.............................................................          30,731           397,955
  #Naturex SA...................................................................          12,810           819,423
  #Neopost SA...................................................................          96,282         6,807,272
   Nexans SA....................................................................         131,823         8,204,367
   Nexity SA....................................................................          83,932         2,429,332
  *NicOx SA.....................................................................         188,209           375,009
   Norbert Dentressangle SA.....................................................          20,989         1,649,578
  *NRJ Group SA.................................................................          12,748           105,930
   Oeneo SA.....................................................................         113,285           319,208
  #Orpea SA.....................................................................         101,314         3,229,327
   Osiatis SA...................................................................             685             4,997


                                      1369

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
  #PagesJaunes Groupe SA........................................................         384,634   $     1,784,507
   Paris Orleans et Cie SA......................................................           1,401            27,019
  *Parrot SA....................................................................          19,079           516,934
   Pierre & Vacances SA.........................................................          18,411           668,459
   Plastic Omnium SA............................................................          96,698         2,544,084
   Plastivaloire SA.............................................................           4,552           107,017
   PSB Industries SA............................................................           8,438           251,667
   Rallye SA....................................................................          95,651         3,101,713
  *Recylex SA...................................................................          55,481           280,308
   Remy Cointreau SA............................................................          82,777         7,301,815
   Robertet SA..................................................................           3,167           499,901
 #*Rodriguez Group SA...........................................................          31,298           152,743
   Rougier SA...................................................................           6,115           222,954
   Rubis SA.....................................................................          79,252         4,278,588
 #*S.T. Dupont SA...............................................................         300,960           192,733
  *Sa des Ciments Vicat SA......................................................          31,461         1,904,922
   Sabeton SA...................................................................          13,500           247,028
   Saft Groupe SA...............................................................          75,425         2,285,143
   Samse SA.....................................................................           8,342           671,453
   Sartorius Stedim Biotech SA..................................................           6,436           434,177
  *Seche Environnement SA.......................................................           4,452           164,405
  #Sechilienne SA...............................................................          62,522           991,409
   Securidev SA.................................................................           2,500           106,261
   Sequana SA...................................................................          46,996           333,173
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA......................             524           140,745
   Societe BIC SA...............................................................          74,331         6,626,238
   Societe d'Edition de Canal Plus SA...........................................         306,742         1,729,470
  #Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..............          46,150         2,350,986
   Societe Internationale de Plantations d'Heveas SA............................           4,634           450,406
   Societe Pour l'Informatique Industrielle SA..................................          40,908           251,669
  *Societe Television Francaise 1 SA............................................         316,754         3,495,533
 #*Soitec SA....................................................................         383,996         2,345,313
  #Somfy SA.....................................................................          21,738         4,798,005
   Sopra Group SA...............................................................          22,982         1,322,361
  *Spir Communication SA........................................................           3,010            93,925
  *Stallergenes SA..............................................................           4,114           229,425
 #*Ste Industrielle d'Aviation Latecoere SA.....................................          16,344           237,379
   Stef SA......................................................................          29,121         1,333,300
  *Store Electronic SA..........................................................           2,650            35,896
   Sucriere de Pithiviers Le Vieil SA...........................................           1,745         3,848,418
  *Sword Group SA...............................................................          17,701           298,117
   Synergie SA..................................................................          55,542           616,221
 #*Technicolor SA...............................................................         321,494           962,827
   Teleperformance SA...........................................................         182,548         4,570,176
   Tessi SA.....................................................................           5,050           461,105
 #*Theolia SA...................................................................         347,281           468,072
  *Thermador Groupe.............................................................             941           138,084
  #Tonnellerie Francois Freres SA...............................................           3,839           146,080
   Total Gabon SA...............................................................             719           316,868
   Touax SA.....................................................................           1,317            36,005
   Toupargel Groupe SA..........................................................             111             1,508
 #*Transgene SA.................................................................          20,092           241,288
   Trigano SA...................................................................          29,525           510,384
  *UbiSoft Entertainment SA.....................................................         307,474         2,413,020
   Union Financiere de France Banque SA.........................................          16,828           441,755
   Valeo SA.....................................................................         193,002         9,090,896
   Viel et Compagnie SA.........................................................         158,130           552,064
  #Vilmorin & Cie SA............................................................          20,195         2,024,517
   Virbac SA....................................................................          17,494         2,449,440
 #*Vivalis SA...................................................................          13,766           112,890
   VM Materiaux SA..............................................................           6,914           221,711


                                      1370

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
FRANCE -- (Continued)
   Vranken Pommery Monopole SA..................................................          14,162   $       475,102
   Zodiac Aerospace SA..........................................................          83,930         7,495,257
                                                                                                   ---------------
TOTAL FRANCE....................................................................                       230,860,751
                                                                                                   ---------------
GERMANY -- (12.4%)
   A.S. Creation Tapeton AG.....................................................           6,853           225,413
  *AAP Implantate AG............................................................          47,250            48,837
  *Aareal Bank AG...............................................................         423,110         9,675,114
  *Abwicklungsgesellschaft Roesch AG Medizintechnik.............................           7,300               229
  *ADVA AG Optical Networking...................................................         128,074           693,048
   AGROB Immobilien AG..........................................................           5,800            69,838
 #*Air Berlin P.L.C.............................................................         117,774           357,085
  #Aixtron SE...................................................................         314,748         4,261,605
  *Aligna AG....................................................................         318,087             5,409
  *Allgeier Holding AG..........................................................           4,828            64,017
  #Amadeus Fire AG..............................................................          16,192           635,003
  *Andreae-Noris Zahn AG........................................................          26,412           967,468
 #*Asian Bamboo AG..............................................................          29,133           569,136
  #AUGUSTA Technologie AG.......................................................          28,595           597,573
   Aurubis AG...................................................................         153,470         8,660,321
   Baader Bank AG...............................................................         132,511           361,096
 #*Balda AG.....................................................................         127,634           810,909
  #Bauer AG.....................................................................          22,564           702,834
 #*BayWa AG.....................................................................          24,073           913,496
   Bechtle AG...................................................................          46,824         1,668,986
  #Bertrandt AG.................................................................          23,001         1,709,927
  *Beta Systems Software AG.....................................................           8,550            21,436
  *Bijou Brigitte AG............................................................           1,733           160,830
   Bilfinger Berger SE..........................................................         119,363        10,973,147
  *Biolitec AG..................................................................          26,229            55,054
  #Biotest AG...................................................................          20,784         1,117,324
  *BKN International AG.........................................................          33,408               524
  *BMP Media Vestors AG.........................................................          42,481            35,546
  *Borussia Dortmund GmbH & Co. KGaA............................................         208,512           661,743
  *CANCOM AG....................................................................          11,968           135,427
  #Carl Zeiss Meditec AG........................................................          88,072         1,861,935
  *CAT Oil AG...................................................................          47,541           339,201
  *Celesio AG...................................................................         119,149         2,300,726
   CENIT AG.....................................................................           1,487            10,677
  *Centrosolar Group AG.........................................................          12,706            18,986
   Centrotec Sustainable AG.....................................................          42,634           664,613
  #Centrotherm Photovoltaics AG.................................................          28,152           426,416
   Cewe Color Holding AG........................................................          15,268           649,950
  *Colonia Real Estate AG.......................................................           3,523            16,133
   Comdirect Bank AG............................................................         139,558         1,508,374
  #CompuGroup Medical AG........................................................          19,510           211,582
 #*Conergy AG...................................................................         221,174           103,948
 #*Constantin Medien AG.........................................................         359,780           667,792
   CropEnergies AG..............................................................          68,070           444,297
   CTS Eventim AG...............................................................         106,100         3,439,960
  *Curanum AG...................................................................         100,137           262,196
  #DAB Bank AG..................................................................         130,043           591,656
   Data Modul AG................................................................          11,455           174,073
  *Delticom AG..................................................................           6,024           603,320
   Deufol AG....................................................................         113,203           150,004
   Deutsche Beteiligungs AG.....................................................          29,148           630,624
   Deutsche Wohnen AG...........................................................         271,800         3,615,341
  *Deutz AG.....................................................................         263,835         1,795,087
  *Dialog Semiconductor P.L.C...................................................         166,323         3,602,635
   DIC Asset AG.................................................................          13,115           101,194
   Dierig Holding AG............................................................          10,500           164,009


                                      1371

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
  #Douglas Holding AG...........................................................         105,346   $     4,461,360
   Dr. Hoenle AG................................................................          14,858           187,206
   Draegerwerk AG & Co. KGaA....................................................             921            61,363
   Drillisch AG.................................................................         158,285         1,546,968
   Duerr AG.....................................................................          36,111         1,846,446
   DVB Bank SE..................................................................         173,470         5,515,080
  #Eckert & Ziegler AG..........................................................           8,538           258,562
   Elmos Semiconductor AG.......................................................          34,592           381,865
  #ElreingKlinger AG............................................................         106,886         3,216,904
  *Epigenomics AG...............................................................           4,203             6,898
   Erlus AG.....................................................................           2,970           116,547
 #*Euromicron AG................................................................          14,334           332,140
   Euwax AG.....................................................................          17,978         1,192,974
 #*Evotec AG....................................................................       1,165,338         3,996,372
   Fielmann AG..................................................................          43,018         4,467,380
 #*First Sensor AG..............................................................           4,787            53,864
  *FJA AG.......................................................................             217               380
  #Freenet AG...................................................................         372,758         5,015,115
  #Fuchs Petrolub AG............................................................         139,623         5,835,034
 #*GAGFAH SA....................................................................         281,532         1,419,044
   GBW AG.......................................................................          28,417           608,715
   Gerresheimer AG..............................................................          89,828         4,266,646
   Gerry Weber International AG.................................................          89,108         3,027,948
 #*Gesco AG.....................................................................          10,010           891,014
   GFK SE.......................................................................          72,083         3,205,371
   GFT Technologies AG..........................................................          66,050           250,702
 #*Gigaset AG...................................................................         151,718           527,536
 #*Gildemeister AG..............................................................         152,953         2,289,705
  *Grammer AG...................................................................          38,035           738,224
   Grenkeleasing AG.............................................................          32,703         1,651,778
   H&R AG.......................................................................          21,428           474,319
   Hamborner REIT AG............................................................          24,448           224,656
   Hamburger Hafen und Logistik AG..............................................          55,006         1,766,331
 #*Hansa Group AG...............................................................         146,815           663,690
  #Hawesko Holding AG...........................................................          19,463           884,932
 #*Heidelberger Druckmaschinen AG...............................................         734,833         1,638,974
  *Homag Group AG...............................................................          13,586           173,387
  *IKB Deutsche Industriebank AG................................................          21,843            11,779
   Indus Holding AG.............................................................          45,532         1,304,734
   Innovation in Traffic Systems AG.............................................          23,949           444,651
   Interseroh SE................................................................          21,642         1,494,439
 #*Intershop Communications AG..................................................          62,598           196,816
  #Isra Vision Systems AG.......................................................          10,917           226,207
  *IVG Immobilien AG............................................................         453,217         1,069,720
  *Jenoptik AG..................................................................         162,963         1,140,800
  *Joyou AG.....................................................................           2,461            26,055
  *Kampa AG.....................................................................          35,505             1,672
  #Kloeckner & Co. SE...........................................................         341,221         4,752,466
   Koenig & Bauer AG............................................................           7,004           105,397
  #Kontron AG...................................................................         189,937         1,492,934
  #Krones AG....................................................................          72,618         4,161,094
   KSB AG.......................................................................           3,584         2,042,540
 #*Kuka AG......................................................................         102,786         2,186,764
   KWS Saat AG..................................................................          17,224         3,566,742
   Leifheit AG..................................................................          12,500           372,159
  #Leoni AG.....................................................................         115,635         5,214,117
 #*Loewe AG.....................................................................          25,187           174,607
  #LPKF Laser & Electronics AG..................................................          20,347           266,551
 #*Manz AG......................................................................           5,470           150,509
 #*Masterflex AG................................................................          19,347           130,784
  *Maxdata Computer AG..........................................................          94,120            14,897


                                      1372

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
   Mediclin AG..................................................................         119,554   $       601,177
 #*Medigene AG..................................................................          87,499           154,872
   Mensch und Maschine Software AG..............................................          27,532           165,762
   MLP AG.......................................................................         216,957         1,521,435
   Mobotix AG...................................................................           6,918           224,654
  *Mologen AG...................................................................          24,513           250,004
  *Morphosys AG.................................................................          62,322         1,606,929
 #*MPC Muenchmeyer Petersen Capital AG..........................................           5,101             8,855
   MTU Aero Engines Holding AG..................................................         142,908         9,993,102
  #Muehlbauer Holding & Co. AG..................................................          14,905           406,017
  #MVV Energie AG...............................................................         114,055         3,579,206
   Nemetschek AG................................................................          24,668           901,864
  *Nexus AG.....................................................................          33,813           334,295
 #*Nordex SE....................................................................         127,335           770,810
  #OHB AG.......................................................................          35,659           614,142
   Oldenburgische Landesbank AG.................................................           4,234           168,045
   P&I Personal & Informatik AG.................................................          17,889           639,254
  *Patrizia Immobilien AG.......................................................          41,920           208,975
  #Pfeiffer Vacuum Technology AG................................................          34,299         3,533,513
  *Pfleiderer AG................................................................          98,494            48,574
  *Phoenix Solar AG.............................................................           7,762            25,953
   PNE Wind AG..................................................................         167,451           384,492
  #Praktiker AG.................................................................         195,237           599,421
   Progress-Werk Oberkirch AG...................................................           6,250           307,429
   PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie....          30,993           683,706
   PVA TePla AG.................................................................          46,019           202,097
 #*Q-Cells SE...................................................................         226,583            99,234
  *QSC AG.......................................................................         306,094           876,151
   R Stahl AG...................................................................          14,410           428,147
  #Rational AG..................................................................          15,420         3,456,857
  *REALTECH AG..................................................................          13,541           121,432
   Renk AG......................................................................          18,838         1,488,972
   Rheinmetall AG...............................................................         126,838         6,823,169
   Rhoen-Klinikum AG............................................................         406,308         8,438,620
   Ruecker AG...................................................................          18,869           303,648
   S.A.G. Solarstrom AG.........................................................          21,788            90,437
  *SAF-Holland SA...............................................................         110,387           669,215
   Schaltbau Holding AG.........................................................           1,921           188,427
  *Sedo Holding AG..............................................................          69,691           264,408
   Sektkellerei Schloss Wachenheim AG...........................................          14,520           145,533
  *SER Systems AG...............................................................           9,400               209
 #*SGL Carbon SE................................................................         229,387        11,597,467
 #*Singulus Technologies AG.....................................................         236,814           830,807
   Sinner AG....................................................................           2,660            52,529
   Sixt AG......................................................................          81,198         1,496,631
  *SKW Stahl-Metallurgie Holding AG.............................................          15,276           239,765
 #*Sky Deutschland AG...........................................................       1,064,773         2,512,603
  *SM Wirtschaftsberatungs AG...................................................          18,133           110,292
 #*SMA Solar Technology AG......................................................          21,782         1,348,283
  *SMT Scharf AG................................................................           2,431            73,695
   Software AG..................................................................         163,367         5,335,826
  *Solar Millennium AG..........................................................          22,486             8,896
  *Solar-Fabrik AG..............................................................          11,580            35,045
  #Solarworld AG................................................................         285,203         1,432,059
  *Solon SE.....................................................................          21,137             7,799
   Stada Arzneimittel AG........................................................         186,918         5,555,567
   STINAG Stuttgart Invest AG...................................................          35,003           701,782
  *Stoehr & Co. AG..............................................................           6,000            14,019
   STRATEC Biomedical AG........................................................          27,909         1,102,671
  *Stroer Out-of-Home Media AG..................................................          33,566           548,108
  *Sunways AG...................................................................          15,010            36,895


                                      1373

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GERMANY -- (Continued)
 #*Suss Microtec AG.............................................................          59,969   $       560,554
  #Symrise AG...................................................................         330,233         9,417,387
   Syzygy AG....................................................................          30,656           134,908
  *TAG Immobilien AG............................................................         198,021         1,555,093
   Takkt AG.....................................................................         126,507         1,740,836
   TDS Informationstechnologie AG...............................................          89,063           586,337
  #Telegate AG..................................................................          16,807           122,522
  *Tipp24 SE....................................................................          10,229           442,353
  *Tom Tailor Holding AG........................................................          25,749           418,087
   Tomorrow Focus AG............................................................         113,715           520,038
 #*TUI AG.......................................................................         468,655         3,423,473
   UMS United Medical Systems International AG..................................           6,203            54,033
   UmweltBank AG................................................................          17,805           640,337
   United Internet AG...........................................................           2,465            46,150
   VBH Holding AG...............................................................           9,415            47,986
  *Verbio AG....................................................................          50,804           205,268
  #Vossloh AG...................................................................          37,975         3,885,071
   VTG AG.......................................................................          32,073           620,684
 #*Wacker Neuson SE.............................................................          46,134           679,912
  *Wanderer-Werke AG............................................................           7,903               548
   Washtec AG...................................................................           4,621            44,615
   Wincor Nixdorf AG............................................................         119,287         5,580,694
   Wirecard AG..................................................................         284,730         5,130,443
   Wuerttembergische Lebensversicherung AG......................................          27,308           493,004
   Wuerttembergische Metallwarenfabrik AG.......................................          29,451         1,155,632
   XING AG......................................................................           9,481           574,182
   Zhongde Waste Technology AG..................................................           3,057            11,621
 #*zooplus AG...................................................................           5,771           280,390
                                                                                                   ---------------
TOTAL GERMANY...................................................................                       286,998,907
                                                                                                   ---------------
GREECE -- (2.1%)
  *Aegean Airlines S.A..........................................................           5,746            10,816
  *Aegek S.A....................................................................         120,000            18,439
  *Agricultural Bank of Greece S.A..............................................          63,660            30,732
  *Alfa Alfa Energy S.A.........................................................           3,810             6,927
  *Alpha Bank A.E...............................................................         584,671         1,153,216
  *Alumil Aluminum Industry S.A.................................................          48,665            20,306
  *Alysida S.A..................................................................           2,376             6,188
  *Anek Lines S.A...............................................................         498,242            73,628
  *Astir Palace Hotels S.A......................................................          93,886           282,623
  *Athens Medical Center S.A....................................................         150,874            60,475
  *Atlantic Supermarkets S.A....................................................          34,730             3,634
  *Attica Bank S.A..............................................................         184,869            78,360
  *Atti-Kat S.A.................................................................          56,554             1,573
  *Autohellas S.A...............................................................          83,520           121,101
  *Babis Vovos International Construction S.A...................................          36,357            22,988
  *Balafas S.A..................................................................          15,200             3,778
  *Balkan Real Estate S.A.......................................................           5,450             2,428
  *Bank of Cyprus Public Co., Ltd...............................................       2,354,228         2,373,795
   Bank of Greece S.A...........................................................         133,571         2,559,652
  *Daios Plastics S.A...........................................................          16,350           108,481
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.........................         275,576           100,237
  *Dionic S.A...................................................................          16,092             4,415
  *EFG Eurobank Ergasias S.A....................................................         971,907         1,168,213
  *Elastron S.A.................................................................          93,725            61,944
  *Elbisco Holding S.A..........................................................          28,098            14,150
   Elektrak S.A.................................................................          37,275            80,994
  *Elektroniki Athinon SA.......................................................           7,497             4,864
   Ellaktor S.A.................................................................         536,022           959,686
  *Elval - Hellenic Aluminium Industry S.A......................................          28,590            44,750
  *Etma Rayon S.A...............................................................          11,242            20,734


                                      1374

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
   Euro Reliance General Insurance Co. S.A......................................          54,730   $        32,884
  *Euromedica S.A...............................................................          33,079            20,525
   EYDAP Athens Water Supply & Sewage Co. S.A...................................         108,270           458,663
  *F.G. Europe S.A..............................................................           4,536             2,656
  *Folli Follie Group S.A.......................................................         130,395         1,125,908
  *Forthnet S.A.................................................................         253,290            44,535
  *Fourlis Holdings S.A.........................................................         146,787           291,643
   Frigoglass S.A...............................................................         113,901           577,755
   GEK Terna S.A................................................................         296,155           334,981
  *Geniki Bank S.A..............................................................          31,074            11,671
  *Halkor S.A...................................................................         226,556           147,392
  *Hellenic Cables S.A..........................................................          64,529           144,357
   Hellenic Exchanges S.A.......................................................         261,741         1,128,166
   Hellenic Petroleum S.A.......................................................         326,121         2,460,357
  *Hellenic Sugar Industry S.A..................................................          78,005            95,691
  *Hellenic Telecommunication Organization Co. S.A..............................         501,242         1,853,619
  *Heracles General Cement Co. S.A..............................................          77,436           166,259
  *Iaso S.A.....................................................................         206,042           180,780
   Inform P. Lykos S.A..........................................................          23,285            23,715
  *Informatics S.A..............................................................           3,778             1,532
  *Intracom Holdings S.A........................................................         313,001            86,276
  *Intracom Technical & Steel Constructions S.A.................................          74,651            42,684
   Intralot S.A.-Integrated Lottery Systems & Services..........................         439,816           477,161
  *Ionian Hotel Enterprises S.A.................................................          16,914           309,746
  *Ipirotiki Software & Publications S.A........................................          22,110            56,106
   JUMBO S.A....................................................................         335,991         1,591,497
   Karelia Tobacco Co., Inc. S.A................................................           5,787           593,567
  *Kathimerini Publishing S.A...................................................          47,170            71,032
  *Lambrakis Press S.A..........................................................         115,149            17,128
  *Lamda Development S.A........................................................             905             3,004
  *Lan-Net S.A..................................................................          12,688            19,916
  *Lavipharm S.A................................................................          57,739            17,655
   Loulis Mills S.A.............................................................          41,702            77,264
  *Marfin Investment Group S.A..................................................       2,380,237         1,302,824
  *Marfin Popular Bank PCL......................................................       3,674,665         1,919,943
   Metka S.A....................................................................          99,168           905,313
  *Michaniki S.A................................................................         155,442            42,719
   Motor Oil (Hellas) Corinth Refineries S.A....................................         222,500         1,728,596
  *Mytilineos Holdings S.A......................................................         353,647         1,468,064
  *National Bank of Greece S.A..................................................         729,362         2,618,174
  *Neorion Holdings S.A.........................................................          14,991             4,477
  *OPAP S.A.....................................................................         105,430         1,079,467
  *Pegasus Publishing S.A.......................................................          94,144            92,358
  *Piraeus Bank S.A.............................................................       4,630,988         4,117,123
   Piraeus Port Authority S.A...................................................          19,968           284,264
  *Promota Hellas S.A...........................................................           8,860             2,666
  *Proton Bank S.A..............................................................         141,214                --
   Public Power Corp. S.A.......................................................         443,556         2,303,459
  *Real Estate Development & Services S.A.......................................          94,497            96,155
   S&B Industrial Minerals S.A..................................................          68,336           416,321
  *Sarantis S.A.................................................................          74,884           205,427
  *Selected Textile S.A.........................................................          60,619            45,463
  *Sfakianakis S.A..............................................................          17,776            20,682
  *Sidenor Steel Products Manufacturing Co. S.A.................................         203,373           312,454
  *Spyroy Agricultural Products S.A.............................................          61,348            30,289
  *T Bank S.A...................................................................         228,007            14,316
  *Technical Olympic S.A........................................................           2,237             4,795
  *Teletypos S.A. Mega Channel..................................................          77,669            39,086
   Terna Energy S.A.............................................................         133,693           242,659
  *Themeliodomi S.A.............................................................          37,422            18,111
   Thessaloniki Port Authority S.A..............................................           6,936            96,909


                                      1375

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
GREECE -- (Continued)
   Thessaloniki Water Supply & Sewage Co. S.A...................................          11,146   $        50,921
   Thrace Plastics Co. S.A......................................................          99,700            64,017
   Titan Cement Co. S.A.........................................................         197,552         3,295,874
  *TT Hellenic Postbank S.A.....................................................         695,353           711,334
  *Varvaressos S.A. European Spinning Mills.....................................          10,832             1,318
  *Viohalco S.A.................................................................         603,593         2,512,613
                                                                                                   ---------------
TOTAL GREECE....................................................................                        47,913,443
                                                                                                   ---------------
IRELAND -- (2.8%)
   Abbey P.L.C..................................................................          83,845           586,738
  *Aer Lingus Group P.L.C.......................................................         758,970           866,902
  *Aminex P.L.C.................................................................         496,086            39,007
   C&C Group P.L.C. (B010DT8)...................................................         399,607         1,641,022
   C&C Group P.L.C. (B011Y09)...................................................       1,014,594         4,175,462
   DCC P.L.C. (0242493).........................................................         308,989         7,461,668
   DCC P.L.C. (4189477).........................................................          19,143           462,455
   Donegal Creameries P.L.C.....................................................          26,085           110,987
   Dragon Oil P.L.C.............................................................       1,302,149        10,699,489
  *Elan Corp. P.L.C.............................................................          74,754         1,014,545
   FBD Holdings P.L.C...........................................................         125,728         1,149,733
   Fyffes P.L.C.................................................................       1,020,533           513,774
   Glanbia P.L.C. (0066950).....................................................         700,613         4,419,796
   Glanbia P.L.C. (4058629).....................................................          69,229           436,593
   Grafton Group P.L.C..........................................................         557,027         1,959,581
  *Greencore Group P.L.C........................................................       1,476,557         1,384,452
   IFG Group P.L.C..............................................................         337,495           494,630
  *Independent News & Media P.L.C. (B59HWB1)....................................         387,242           111,500
  *Independent News & Media P.L.C. (B5TR5N4)....................................         318,060            91,571
   Irish Continental Group P.L.C................................................          91,000         1,754,628
  *Kenmare Resources P.L.C. (0487948)...........................................       4,136,548         3,173,313
  *Kenmare Resources P.L.C. (4490737)...........................................         367,050           281,054
   Kingspan Group P.L.C. (0492793)..............................................         351,640         3,289,055
   Kingspan Group P.L.C. (4491235)..............................................          80,326           752,954
  *McInerney Holdings P.L.C.....................................................         697,135            36,111
   Paddy Power P.L.C. (0258810).................................................         180,573        10,017,768
   Paddy Power P.L.C. (4828974).................................................          10,071           559,146
  *Providence Resources P.L.C...................................................          62,580           265,498
  *Smurfit Kappa Group P.L.C....................................................         456,586         3,830,722
   Total Produce P.L.C..........................................................         846,848           415,083
   United Drug P.L.C. (3302480).................................................         820,214         2,092,805
   United Drug P.L.C. (3335969).................................................          63,911           163,259
                                                                                                   ---------------
TOTAL IRELAND...................................................................                        64,251,301
                                                                                                   ---------------
ISRAEL -- (2.2%)
  *Africa Israel Investments, Ltd...............................................         254,834           891,666
  *Africa Israel Properties, Ltd................................................          31,703           260,453
   Africa Israel Residences, Ltd................................................             594             6,699
  *Airport City, Ltd............................................................          72,721           312,777
  *Alon Holdings Blue Square Israel, Ltd........................................          46,194           184,317
  *AL-ROV Israel, Ltd...........................................................          15,025           324,721
   Alrov Properties & Lodgings, Ltd.............................................           3,721            58,156
  *Alvarion, Ltd................................................................         186,966           221,799
   Amot Investments, Ltd........................................................          94,053           236,839
  *AudioCodes, Ltd..............................................................         159,083           663,980
   Avgol Industries 1953, Ltd...................................................         248,413           189,268
  *Azorim Investment Development & Construction Co., Ltd........................             189               164
  *Babylon, Ltd.................................................................           1,179             3,532
   Bayside Land Corp............................................................           2,122           459,686
   Big Shopping Centers 2004, Ltd...............................................           1,832            41,565
  *Biocell, Ltd.................................................................          16,731            98,258
  *BioLineRX, Ltd...............................................................         499,334           200,171


                                      1376

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
   Blue Square Real Estate, Ltd.................................................           3,782   $        75,085
   British Israel Investments, Ltd..............................................          27,461           101,799
  *Ceragon Networks, Ltd........................................................          36,335           304,381
  *Clal Biotechnology Industries, Ltd...........................................         146,663           701,632
   Clal Industries & Investments, Ltd...........................................         285,112         1,384,874
   Clal Insurance Enterprises Holdings, Ltd.....................................          83,321         1,264,236
  *Compugen, Ltd................................................................          27,479           144,161
   Delek Automotive Systems, Ltd................................................         107,838           702,887
   Delta-Galil Industries, Ltd..................................................          15,443            98,795
   Direct Insurance - I.D.I. Insurance Co., Ltd.................................          30,880            65,992
   DS Apex Holdings, Ltd........................................................          38,130           168,383
  *El Al Israel Airlines, Ltd...................................................         738,714           120,826
  *Elbit Medical Imaging, Ltd...................................................          53,265           153,401
  *Electra Real Estate, Ltd.....................................................          19,237            53,437
   Electra, Ltd.................................................................           5,423           453,161
  *Elron Electronic Industries, Ltd.............................................          57,768           245,484
  *Evogene, Ltd.................................................................          65,933           267,912
  *EZchip Semiconductor, Ltd....................................................          49,025         1,606,821
  *First International Bank of Israel, Ltd......................................          98,118           976,903
   FMS Enterprises Migun, Ltd...................................................          10,300           148,387
   Formula Systems (1985), Ltd..................................................          36,549           569,599
   Frutarom Industries, Ltd.....................................................         162,348         1,455,070
  *Gilat Satellite Networks, Ltd................................................          76,929           310,151
  *Given Imaging, Ltd...........................................................          31,987           589,207
   Golf & Co., Ltd..............................................................          57,649           220,643
   Granite Hacarmel Investments, Ltd............................................         144,714           184,331
  *Hadera Paper, Ltd............................................................           9,516           395,672
   Harel Insurance Investments & Finances, Ltd..................................          34,574         1,290,444
  *Hot Telecommunications Systems, Ltd..........................................          92,836         1,139,562
  *Industrial Building Corp., Ltd...............................................         241,071           385,110
  *Israel Cold Storage & Supply Co., Ltd........................................           1,076            13,021
  *Israel Discount Bank, Ltd. Series A..........................................         843,743         1,210,276
   Israel Land Development Co., Ltd. (The)......................................          22,615           180,058
   Ituran Location & Control, Ltd...............................................          84,441         1,107,084
  *Jerusalem Oil Exploration, Ltd...............................................          30,518           537,365
  *Kamada, Ltd..................................................................         110,315           623,250
   Kardan Vehicle, Ltd..........................................................             293             1,949
  *Kardan Yazamut...............................................................          93,269            15,953
   Maabarot Products, Ltd.......................................................          21,999           188,181
  *Magic Software Enterprises, Ltd..............................................           5,915            36,395
   Matrix IT, Ltd...............................................................         171,428           871,690
   Melisron, Ltd................................................................          36,615           666,405
  *Mellanox Technologies, Ltd...................................................          98,228         3,557,092
  *Menorah Mivtachim Holdings, Ltd..............................................         101,061           772,726
   Migdal Insurance & Financial Holding, Ltd....................................         934,324         1,373,111
   Mizrahi Tefahot Bank, Ltd....................................................          17,482           152,467
  *Naphtha Israel Petroleum Corp., Ltd..........................................         103,666           370,759
   Neto Me Holdings, Ltd........................................................           5,411           220,212
  *NICE Systems, Ltd............................................................           8,255           296,081
  *NICE Systems, Ltd. Sponsored ADR.............................................          46,380         1,667,825
  *Nitsba Holdings (1995), Ltd..................................................          84,868           721,948
  *Nova Measuring Instruments, Ltd..............................................           1,110             9,707
  *Oil Refineries, Ltd..........................................................       3,239,580         1,914,830
   Ormat Industries, Ltd........................................................         293,852         1,350,078
   Osem Investments, Ltd........................................................          89,710         1,361,918
   Partner Communications Co., Ltd..............................................          16,812           138,497
   Paz Oil Co., Ltd.............................................................          14,646         1,952,818
   Phoenix Holdings, Ltd. (The).................................................         195,715           523,538
   Plasson Industries, Ltd......................................................           8,180           196,165
  *RADVision, Ltd...............................................................          20,382           164,892
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..........................          27,880         1,013,944


                                      1377

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ISRAEL -- (Continued)
  *Retalix, Ltd.................................................................          65,875   $     1,154,499
   Scailex Corp, Ltd............................................................          29,002           129,823
   Shikun & Binui, Ltd..........................................................         794,937         1,388,296
  *Space Communication, Ltd.....................................................          11,241           204,275
   Strauss Group, Ltd...........................................................         122,758         1,504,020
  *Suny Electronic, Ltd.........................................................          33,820           101,827
   Super-Sol, Ltd. Series B.....................................................         368,517         1,379,158
  *Tower Semiconductor, Ltd.....................................................       1,325,086           967,005
  *Union Bank of Israel, Ltd....................................................         130,630           402,782
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                        50,174,317
                                                                                                   ---------------
ITALY -- (7.0%)
   ACEA SpA.....................................................................         280,731         1,741,165
   Acegas-APS SpA...............................................................         110,973           523,494
 #*Acotel Group SpA.............................................................             810            25,469
 #*Aedes SpA....................................................................       1,412,879           110,593
  *Aeffe SpA....................................................................          76,830            62,322
   Aeroporto de Firenze SpA.....................................................          17,390           201,481
  #Alerion Cleanpower SpA.......................................................          74,701           403,382
  #Amplifon SpA.................................................................         244,354         1,101,162
  #Ansaldo STS SpA..............................................................         321,559         3,123,540
  #Arnoldo Mondadori Editore SpA................................................         392,186           713,308
   Ascopiave SpA................................................................         146,255           272,281
   Astaldi SpA..................................................................         228,281         1,510,845
   Autogrill SpA................................................................         397,526         4,362,738
   Azimut Holding SpA...........................................................         454,770         3,873,250
  #Banca Finnat Euramerica SpA..................................................         685,945           275,927
   Banca Generali SpA...........................................................         148,130         1,666,914
   Banca IFIS SpA...............................................................         102,347           544,206
   Banca Piccolo Credito Valtellinese Scarl.....................................         826,410         2,297,173
   Banca Popolare dell'Emilia Romagna Scarl.....................................         879,145         6,620,162
  *Banca Popolare dell'Etruria e del Lazio Scarl................................         170,033           282,972
  *Banca Popolare di Milano Scarl...............................................      12,097,469         6,338,499
   Banca Popolare di Sondrio Scarl..............................................         983,976         8,192,629
   Banca Profilo SpA............................................................         650,302           254,004
   Banco di Desio e della Brianza SpA...........................................         232,296           882,666
  #Banco Popolare Scarl.........................................................       2,127,262         3,219,125
  #BasicNet SpA.................................................................         105,627           272,271
  #Beghelli SpA.................................................................         427,981           253,768
  #Benetton Group SpA...........................................................         220,256         1,168,219
  *Biesse SpA...................................................................          54,004           251,114
   Bonifica Terreni Ferraresi e Imprese Agricole SpA............................          10,867           298,247
   Brembo SpA...................................................................         162,145         1,763,546
  *Brioschi Sviluppo Immobiliare SpA............................................         174,780            17,603
  *Buongiorno SpA...............................................................         395,420           539,768
  *Buzzi Unicem SpA.............................................................         291,869         3,109,052
  #C.I.R. SpA - Compagnie Industriali Riunite...................................       1,627,217         2,593,041
   Cairo Communication SpA......................................................          45,572           167,936
   Caltagirone Editore SpA......................................................           6,120             7,487
   Caltagirone SpA..............................................................         246,310           435,657
  *Carraro SpA..................................................................         113,633           266,546
   Cembre SpA...................................................................          40,330           333,969
   Cementir Holding SpA.........................................................         336,239           751,640
  *Class Editore SpA............................................................         165,655            49,557
   Credito Artigiano SpA........................................................         361,183           419,497
   Credito Bergamasco SpA.......................................................         129,374         3,281,382
  #Credito Emiliano SpA.........................................................         376,390         1,557,005
   CSP International Fashion Group SpA..........................................          12,861            12,211
  *Dada SpA.....................................................................           6,181            18,810
  *d'Amico International Shipping S.A...........................................         133,519            85,584
  #Danieli & Co. SpA............................................................          58,099         1,449,566


                                      1378

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
   Datalogic SpA................................................................          50,337   $       378,568
   Davide Campari - Milano SpA..................................................         963,690         6,426,181
  *DeA Capital SpA..............................................................         241,155           435,814
  *Delclima SpA.................................................................         305,654           211,899
  #De'Longhi SpA................................................................         305,654         3,016,689
  #DiaSorin SpA.................................................................          77,818         2,361,896
  *EEMS Italia SpA..............................................................         101,107            79,754
  *EI Towers SpA................................................................          39,294           865,791
   Elica SpA....................................................................          44,844            46,209
   Emak SpA.....................................................................          57,399            43,286
   Engineering Ingegneria Informatica SpA.......................................          15,526           457,553
   ERG SpA......................................................................         242,145         2,771,377
   Esprinet SpA.................................................................         104,855           507,321
 #*Eurotech SpA.................................................................         103,698           181,575
  #Falck Renewables SpA.........................................................         452,790           458,467
  *Fiera Milano SpA.............................................................          37,863           184,455
  #Finmeccanica SpA.............................................................         420,754         1,898,873
 #*Fondiaria - Sai SpA..........................................................         374,675           347,896
  *Gas Plus SpA.................................................................           9,819            57,358
   Gefran SpA...................................................................          32,485           154,973
 #*Gemina SpA...................................................................       2,562,430         2,130,996
  #Geox SpA.....................................................................         305,569         1,015,996
  *Gruppo Ceramiche Ricchetti SpA...............................................          44,408             9,820
  #Gruppo Editoriale L'Espresso SpA.............................................         670,242           930,043
   Gruppo MutuiOnline SpA.......................................................          33,098           143,036
   Hera SpA.....................................................................       1,822,830         2,555,751
  *I Grandi Viaggi SpA..........................................................          98,547            89,727
   Immsi SpA....................................................................         743,533           596,276
   Impregilo SpA................................................................       1,252,064         4,305,305
   Indesit Co. SpA..............................................................         185,473         1,070,832
   Industria Macchine Automatiche SpA...........................................          58,626         1,082,439
   Industria Romagnola Conduttori Elettrici SpA.................................          43,452           108,388
   Intek SpA....................................................................         267,440           133,173
   Interpump Group SpA..........................................................         255,327         1,898,664
   Iren SpA.....................................................................       1,758,434         1,635,656
   Isagro SpA...................................................................          10,591            33,479
  #Italcementi SpA..............................................................         279,135         2,093,176
   Italmobiliare SpA............................................................          46,873         1,148,383
 #*Juventus Football Club SpA...................................................         787,920           155,926
  *Kerself SpA..................................................................          35,065            69,752
   KME Group SpA................................................................       1,654,192           667,811
  #Landi Renzo SpA..............................................................         203,171           388,909
 #*Lottomatica SpA..............................................................         185,318         3,108,326
  #Maire Tecnimont SpA..........................................................         601,549           601,432
  #Marcolin SpA.................................................................          60,205           281,211
 #*Mariella Burani SpA..........................................................          32,721                --
   Marr SpA.....................................................................         132,607         1,377,584
  #Mediolanum SpA...............................................................         634,523         2,728,376
 #*Milano Assicurazioni SpA.....................................................       2,324,306           716,910
  *Molecular Medicine SpA.......................................................         105,503            63,393
  *Monrif SpA...................................................................         315,834           119,583
  *Montefibre SpA...............................................................         108,372            14,070
   Nice SpA.....................................................................          40,071           130,552
  *Pagnossin SpA................................................................           9,000                --
  *PanariaGroup Industrie Ceramiche SpA.........................................          42,000            53,364
   Piaggio & C. SpA.............................................................         547,514         1,455,566
  *Pininfarina SpA..............................................................          82,321           330,178
   Piquadro SpA.................................................................           7,354            14,513
   Pirelli & Co. SpA............................................................         462,472         4,286,195
  *Poltrona Frau SpA............................................................         140,932           158,427
  *Prelios SpA..................................................................       2,389,900           279,434


                                      1379

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
ITALY -- (Continued)
 #*Premafin Finanziaria SpA.....................................................         961,257   $       303,120
   Prysmian SpA.................................................................         653,038         9,829,851
 #*RCS MediaGroup SpA...........................................................         396,354           356,087
   Recordati SpA................................................................         408,182         3,237,299
   Reply SpA....................................................................          12,802           270,588
  *Retelit SpA..................................................................         113,922            49,237
  *Richard-Ginori 1735 SpA......................................................           8,489             2,138
   Sabaf SpA....................................................................          24,109           408,411
   SAES Getters SpA.............................................................          30,068           279,454
  *Safilo Group SpA.............................................................         140,163         1,002,683
  *Saras SpA....................................................................       1,269,180         1,736,953
   SAVE SpA.....................................................................           5,818            52,456
   Screen Service Broadcasting Technologies SpA.................................         152,715            74,920
 #*Seat Pagine Gialle SpA.......................................................       2,988,837           162,328
  *Snai SpA.....................................................................          67,651           157,738
   Societa Cattolica di Assicurazioni Scrl......................................         180,734         3,500,871
   Societa Iniziative Autostradali e Servizi SpA................................         220,635         1,580,754
   Sogefi SpA...................................................................         186,290           522,845
   Sol SpA......................................................................         166,511           886,181
  *Sorin SpA....................................................................       1,151,064         2,091,442
 #*Stefanel SpA.................................................................         112,528            49,374
   Tamburi Investment Partners SpA..............................................          36,591            69,466
 #*Telecom Italia Media SpA.....................................................       1,649,819           346,748
 #*Tiscali SpA..................................................................       3,437,478           160,076
  #Tod's SpA....................................................................          47,508         4,273,211
  #Trevi Finanziaria SpA........................................................         138,583         1,062,616
  *Uni Land SpA.................................................................          51,835            34,172
 #*Unipol Gruppo Finanziario SpA................................................       3,295,121           823,610
   Vianini Industria SpA........................................................          59,070            94,404
   Vianini Lavori SpA...........................................................         175,180           764,159
   Vittoria Assicurazioni SpA...................................................         121,346           572,343
 #*Yoox SpA.....................................................................         139,674         1,584,738
   Zignago Vetro SpA............................................................          34,633           212,680
                                                                                                   ---------------
TOTAL ITALY.....................................................................                       163,124,323
                                                                                                   ---------------
NETHERLANDS -- (4.5%)
   Aalberts Industries NV.......................................................         385,612         7,241,650
   Accell Group NV..............................................................          78,668         1,673,883
  *AFC Ajax NV..................................................................          18,134           168,314
 #*AMG Advanced Metallurgical Group NV..........................................         103,749         1,197,863
  #Amsterdam Commodities NV.....................................................          60,751           838,365
  *APERAM NV....................................................................         112,307         2,308,129
  #Arcadis NV...................................................................         195,117         3,772,598
  #ASM International NV.........................................................         205,174         6,794,090
  *Atag Group NV................................................................           4,630             1,756
  *Ballast Nedam NV.............................................................             475             8,623
   Batenburg Techniek NV........................................................          10,306           205,335
  #BE Semiconductor Industries NV...............................................         147,135         1,081,958
   Beter Bed Holding NV.........................................................          72,418         1,535,940
  *BinckBank NV.................................................................         207,515         2,240,619
  #Brunel International NV......................................................          51,660         1,827,497
  *Crown Van Gelder NV..........................................................          17,878            85,740
   CSM NV.......................................................................         271,908         5,056,633
   Delta Lloyd NV...............................................................          91,074         1,669,161
   DOCdata NV...................................................................          22,463           392,790
  #Exact Holding NV.............................................................          61,464         1,409,206
   Fornix Biosciences NV........................................................           2,224             1,847
  #Grontmij NV..................................................................          78,097           523,030
   Heijmans NV..................................................................          66,281           786,696
   Hunter Douglas NV............................................................           8,126           312,837
  #Imtech NV....................................................................         272,621         8,434,368


                                      1380

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NETHERLANDS -- (Continued)
 #*Kardan NV....................................................................         122,078   $       277,572
   KAS Bank NV..................................................................          50,870           575,200
   Kendrion NV..................................................................          39,829           960,017
  #Koninklijke Bam Groep NV.....................................................         975,369         4,220,751
   Koninklijke Ten Cate NV......................................................         111,256         3,460,041
  *Koninklijke Wessanen NV......................................................         328,280         1,192,355
 #*LBi International NV.........................................................         154,036           404,688
   Macintosh Retail Group NV....................................................          52,629           670,171
   Mediq NV.....................................................................         247,085         3,934,104
  #Nederlandsche Apparatenfabriek NV............................................          28,810           780,424
   Nutreco NV...................................................................         145,366        10,316,511
  *Ordina NV....................................................................         192,481           262,751
 #*Pharming Group NV............................................................       1,210,244           105,959
   PostNL NV....................................................................         749,799         3,025,266
  *Qurius NV....................................................................          79,233            15,776
  *Roto Smeets Group NV.........................................................          11,826           152,194
   Royal Reesink NV.............................................................           1,428           145,522
   SBM Offshore NV..............................................................         380,277         6,462,192
   Sligro Food Group NV.........................................................          98,516         2,780,613
  *SNS Reaal Groep NV...........................................................         590,383         1,414,418
   Stern Groep NV...............................................................           1,105            28,802
   Telegraaf Media Groep NV.....................................................         163,704         2,110,505
   TKH Group NV.................................................................         136,825         3,132,576
 #*TomTom NV....................................................................         547,355         2,475,890
   Unit 4 NV....................................................................          94,079         2,202,186
   USG People NV................................................................         250,012         2,132,264
  *Wavin NV.....................................................................         168,212         2,019,772
  *Xeikon NV....................................................................          60,525           247,727
                                                                                                   ---------------
TOTAL NETHERLANDS...............................................................                       105,075,175
                                                                                                   ---------------
NORWAY -- (3.0%)
  #ABG Sundal Collier Holding ASA...............................................         743,363           567,426
  #Acta Holding ASA.............................................................         588,069           139,506
   AF Gruppen ASA...............................................................           2,718            19,226
   Aktiv Kapital ASA............................................................          82,564           415,253
  *Algeta ASA...................................................................          77,466         1,998,852
 #*Archer, Ltd..................................................................         250,707           580,176
   Arendals Fosse Kompani ASA...................................................              90            26,198
   Atea ASA.....................................................................         249,039         2,432,731
   Austevoll Seafood ASA........................................................         269,712         1,177,818
   Bonheur ASA..................................................................          68,100         1,500,971
   BW Offshore, Ltd.............................................................       1,020,566         1,543,072
  #BWG Homes ASA................................................................         241,807           524,511
   Cermaq ASA...................................................................         265,931         3,668,104
 #*Clavis Pharma ASA............................................................          73,214           796,813
  *Copeinca ASA.................................................................          76,559           484,829
  *Deep Sea Supply P.L.C........................................................         337,427           586,969
  *Det Norske Oljeselskap ASA...................................................         169,996         2,604,387
 #*DNO International ASA........................................................       3,379,836         4,696,720
  *Dockwise, Ltd................................................................          43,489           733,198
 #*DOF ASA......................................................................         143,497           687,175
  *EDB ErgoGroup ASA............................................................         266,739           476,223
  *Eitzen Chemical ASA..........................................................         297,422             7,097
   Ekornes ASA..................................................................         110,784         2,151,145
  *Electromagnetic GeoServices ASA..............................................         367,950         1,034,342
 #*Eltek ASA....................................................................       1,292,456           849,392
   Farstad Shipping ASA.........................................................          59,843         1,625,946
  *Fornebu Utvikling ASA........................................................         137,622            57,156
 #*Frontline, Ltd...............................................................          93,902           480,363
  *Funcom NV....................................................................          26,982            75,695
   Ganger Rolf ASA..............................................................          54,510         1,086,983


                                      1381

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
NORWAY -- (Continued)
   Golar LNG, Ltd...............................................................          27,613   $     1,130,620
  #Golden Ocean Group, Ltd......................................................         871,300           712,440
 #*Grieg Seafood ASA............................................................         122,305           117,287
  *Havila Shipping ASA..........................................................          22,400           130,538
 #*Hurtigruten ASA..............................................................         705,408           408,011
 #*Intex Resources ASA..........................................................          45,445            61,042
  *Jason Shipping ASA...........................................................           5,820             2,411
  *Kongsberg Automotive Holding ASA.............................................       1,766,658           671,887
   Kongsberg Gruppen ASA........................................................          13,181           266,430
  *Kvaerner ASA.................................................................         110,056           244,542
  *Kverneland ASA...............................................................         423,895           747,556
   Leroey Seafood Group ASA.....................................................          52,892           885,635
  *Natural ASA..................................................................         388,026            93,475
  #Nordic Semiconductor ASA.....................................................         545,850         1,706,746
 #*Norse Energy Corp. ASA.......................................................         540,000            21,172
  *Norske Skogindustrier ASA Series A...........................................          71,223            83,951
   Northern Offshore, Ltd.......................................................         232,284           516,761
 #*Norwegian Air Shuttle ASA....................................................          75,844         1,009,420
 #*Norwegian Energy Co. ASA.....................................................         720,771           732,277
   Odfjell ASA Series A.........................................................         138,810           956,631
   Olav Thon Eiendomsselskap ASA................................................          12,852         1,755,170
 #*Opera Software ASA...........................................................         295,148         1,471,641
 #*Panoro Energy ASA............................................................         144,843           118,038
  *PCI Biotech Holding ASA......................................................           3,357            21,648
  *Petrolia ASA.................................................................         699,740            89,450
 #*Photocure ASA................................................................          33,562           222,621
  *Pronova BioPharma ASA........................................................         669,131           754,049
   Prosafe ASA..................................................................         499,634         3,886,711
  *Q-Free ASA...................................................................         105,065           338,457
 #*Renewable Energy Corp. ASA...................................................         910,709           679,849
   Salmar ASA...................................................................          16,094            87,645
 #*Scana Industrier ASA.........................................................         319,755            95,891
  *Seabird Exploration P.L.C....................................................         102,669             4,550
 #*Sevan Marine ASA.............................................................          95,429           219,465
  *Siem Offshore, Inc. ASA......................................................         319,069           505,758
  #Solstad Offshore ASA.........................................................          57,727           967,151
 #*Songa Offshore SE............................................................         845,806         3,276,745
   SpareBanken 1 SMN............................................................         273,273         1,775,741
   Stolt-Nielsen, Ltd...........................................................          20,635           444,786
  #Tomra Systems ASA............................................................         625,413         4,577,165
  *TTS Marine ASA...............................................................          75,639           139,645
   Veidekke ASA.................................................................         327,908         2,387,065
   Wilh Wilhelmsen Holding ASA..................................................          62,749         1,538,768
                                                                                                   ---------------
TOTAL NORWAY....................................................................                        68,885,118
                                                                                                   ---------------
PORTUGAL -- (1.0%)
  #Altri SGPS SA................................................................         487,743           720,562
 #*Banco BPI SA.................................................................       1,997,111         1,258,798
 #*Banco Comercial Portugues SA.................................................       8,921,215         1,579,246
   Banco Espirito Santo SA......................................................       1,603,983         2,653,948
  *Banif SGPS SA................................................................         665,658           253,128
 #*Brisa SA.....................................................................         795,552         2,333,969
   Corticeira Amorim SGPS SA....................................................         223,729           409,912
   Ibersol SGPS SA..............................................................          20,401           108,157
  *Impresa SGPS SA..............................................................         369,303           227,537
  *Investimentos Participacoes e Gestao SA......................................         232,518            42,580
   Mota-Engil SGPS SA...........................................................         359,581           488,030
   Novabase SGPS SA.............................................................          65,729           178,995
  *ParaRede SGPS SA.............................................................          66,955            10,515
 #*Portucel-Empresa Produtora de Pasta de Papel SA..............................         825,664         1,955,649
   Redes Energeticas Nacionais SA...............................................         760,719         2,054,416


                                      1382

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PORTUGAL -- (Continued)
  *Sag Gest - Solucoes Automovel Globais SGPS SA................................         251,556   $       144,780
  *Sociedade de Investimento e Gestao SGPS SA...................................         273,584         1,887,075
  *Sonae Capital SGPS SA........................................................          41,386            11,907
 #*Sonae Industria SGPS SA......................................................         443,755           363,425
  #Sonae SGPS SA................................................................       3,277,402         1,879,437
   Sonaecom SGPS SA.............................................................         565,634           887,661
  *Sumol & Compal SA............................................................          67,967           112,606
   Teixeira Duarte SA...........................................................         734,737           192,228
   Toyota Caetano Portugal SA...................................................          53,308           271,944
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.............         621,293         2,000,080
                                                                                                   ---------------
TOTAL PORTUGAL..................................................................                        22,026,585
                                                                                                   ---------------
SPAIN -- (4.6%)
  #Abengoa SA...................................................................         168,206         3,559,718
  *Adolfo Dominguez SA..........................................................          20,351           129,491
  #Almirall SA..................................................................         192,941         1,358,195
 #*Amper SA.....................................................................          96,925           224,541
   Antena 3 de Television SA....................................................         279,539         1,765,964
 #*Azkoyen SA...................................................................          70,532           115,395
   Banco de Sabadell SA Convertible Shares......................................         212,446           903,139
 #*Banco de Valencia SA.........................................................         535,721           322,300
  #Banco Pastor SA..............................................................         343,327         1,590,629
  #Bankinter SA.................................................................       1,006,147         6,764,859
  *Baron de Ley SA..............................................................          13,910           773,447
  #Bolsas y Mercados Espanoles SA...............................................         236,082         6,453,105
  #Caja de Ahorros del Mediterraneo SA..........................................         116,412           204,800
   Campofrio Food Group SA......................................................          95,179           829,996
 #*Cementos Portland Valderrivas SA.............................................          45,565           453,143
 #*Cie Automotive SA............................................................         114,494           841,134
  *Codere SA....................................................................          68,624           595,800
   Compania Vinicola del Norte de Espana SA.....................................          16,119           317,369
   Construcciones y Auxiliar de Ferrocarriles SA................................           7,518         3,918,706
  *Corporacion Dermoestetica SA.................................................          19,777            14,487
 #*Deoleo SA....................................................................       1,403,240           845,596
   Dinamia Capital Privado Sociedad de Capital Riesgo SA........................          20,213           107,030
  *Distribuidora Internacional de Alimentacion SA...............................          96,278           445,674
   Duro Felguera SA.............................................................         276,209         1,873,617
   Ebro Foods SA................................................................         340,839         6,530,855
  #Elecnor SA...................................................................         198,254         2,596,327
  *Ercros SA....................................................................         303,500           278,127
  #Faes Farma SA................................................................         649,802         1,129,429
  *Fersa Energias Renovables SA.................................................          93,691            92,302
   Fluidra SA...................................................................          51,323           131,995
   Fomento de Construcciones y Contratas SA.....................................          48,395         1,138,818
  #Gamesa Corp Tecnologica SA...................................................       1,081,002         4,240,357
  *General de Alquiler de Maquinaria SA.........................................          30,716            18,498
  *Grifols SA...................................................................           1,193            21,809
   Grupo Catalana Occidente SA..................................................         166,328         2,987,009
  #Grupo Empresarial Ence SA....................................................         867,472         2,131,816
 #*Grupo Ezentis SA.............................................................       1,009,562           285,517
  *Grupo Tavex SA...............................................................         244,131           101,109
   Iberpapel Gestion SA.........................................................          25,850           437,825
  #Indra Sistemas SA............................................................         371,374         4,898,295
  *Inmobiliaria Colonial SA.....................................................         108,920           263,133
   Inmobiliaria del Sur SA......................................................           2,902            22,780
  *Jazztel P.L.C................................................................         779,346         4,302,447
  *La Seda de Barcelona SA Series B.............................................      10,928,289           656,555
  #Laboratorios Farmaceuticos Rovi SA...........................................          47,773           306,855
  #Mediaset Espana Comunicacion SA..............................................         600,440         3,516,751
  #Melia Hotels International SA................................................         214,757         1,269,710
   Miquel y Costas & Miquel SA..................................................          34,815           868,157


                                      1383

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SPAIN -- (Continued)
  *Natra SA.....................................................................         109,456   $       129,376
 #*Natraceutical SA.............................................................         645,689           132,601
 #*NH Hoteles SA................................................................         521,131         1,700,651
  *Nicolas Correa SA............................................................          15,000            19,347
  #Obrascon Huarte Lain SA......................................................         156,289         4,209,948
   Papeles y Cartones de Europa SA..............................................         226,938           779,419
   Pescanova SA.................................................................          43,729         1,508,011
   Prim SA......................................................................          39,424           199,857
 #*Promotora de Informaciones SA Series A.......................................       1,005,806         1,040,692
  #Prosegur Cia de Seguridad SA.................................................          87,574         4,044,212
 #*Quabit Inmobiliaria SA.......................................................         788,621            95,011
 #*Realia Business SA...........................................................         297,777           429,088
  *Renta Corp Real Estate SA....................................................          20,828            25,144
 #*Reyal Urbis SA...............................................................          24,393            15,322
 #*Sacyr Vallehermoso SA........................................................         420,984         2,019,036
  *Service Point Solutions SA...................................................         727,483           212,880
  *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...............         227,522           295,736
  #Solaria Energia y Medio Ambiente SA..........................................         231,009           304,505
  #Tecnicas Reunidas SA.........................................................          96,655         3,514,038
   Telecomunicaciones y Energia SA..............................................         146,125           282,849
 #*Tubacex SA...................................................................         427,191         1,231,166
  #Tubos Reunidos SA............................................................         416,951           913,782
   Unipapel SA..................................................................          47,385           732,975
 #*Vertice Trescientos Sesenta Grados SA........................................          57,183             9,189
   Vidrala SA...................................................................          72,437         1,726,005
   Viscofan SA..................................................................         183,430         7,078,856
 #*Vocento SA...................................................................         196,990           459,459
 #*Vueling Airlines SA..........................................................          60,195           456,059
 #*Zeltia SA....................................................................         637,268         1,461,553
                                                                                                   ---------------
TOTAL SPAIN.....................................................................                       107,661,378
                                                                                                   ---------------
SWEDEN -- (8.9%)
   Aarhuskarlshamn AB...........................................................          96,015         2,843,042
   Acando AB....................................................................         224,754           503,260
  *Active Biotech AB............................................................         145,913           583,339
  #AddNode AB...................................................................          16,923            79,780
  #AddTech AB Series B..........................................................          65,656         1,641,685
   AF AB Series B...............................................................         113,629         2,026,451
 #*Alliance Oil Co., Ltd. SDR...................................................         231,609         2,668,217
  *Anoto Group AB...............................................................          80,683            31,935
  *Arise Windpower AB...........................................................           7,968            39,273
   Aros Quality Group AB........................................................          41,400           253,203
   Atrium Ljungberg AB Series B.................................................          28,643           338,882
   Avanza Bank Holding AB.......................................................          72,516         1,877,812
   Axfood AB....................................................................          94,702         3,456,365
   Axis Communications AB.......................................................         183,851         4,288,434
   B&B Tools AB Series B........................................................          92,589           900,393
  *BE Group AB..................................................................         170,187           616,127
   Beiger Electronics AB........................................................          53,856           502,541
   Beijer Alma AB...............................................................          66,401         1,253,178
   Bergs Timber AB Series B.....................................................           8,074            16,669
  *Betsson AB...................................................................         104,736         2,685,932
   Bilia AB Series A............................................................         113,425         2,037,817
   Billerud AB..................................................................         360,484         3,172,126
   BioGaia AB Series B..........................................................          51,633         1,422,088
 #*BioInvent International AB...................................................         190,404           522,930
   Biotage AB...................................................................         143,915           113,384
  *Bjorn Borg AB................................................................          65,987           407,879
  *Black Earth Farming, Ltd. AB.................................................          36,527            78,843
   Bong Ljungdahl AB............................................................          24,800            67,618
  *Boras Waefveri AB Series B...................................................           6,564             1,274


                                      1384

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
   Brinova Fastigheter AB.......................................................              98   $         1,535
  *Bure Equity AB...............................................................         284,971           853,995
  *Byggmax Group AB.............................................................          73,263           374,688
   Cantena AB...................................................................          56,202           759,475
  *Castellum AB.................................................................         569,221         7,244,110
  *Catella AB...................................................................         223,918           244,654
  *CDON Group AB................................................................         117,900           732,571
  #Clas Ohlson AB Series B......................................................         133,394         1,729,032
 #*Cloetta AB...................................................................          54,749           268,689
 #*Concentric AB................................................................         172,075         1,168,664
   Concordia Maritime AB Series B...............................................          70,300           158,244
   Connecta AB..................................................................          35,507           425,344
  *Consilium AB Series B........................................................          10,856            28,215
   CyberCom Group AB............................................................          49,332            86,431
  *Dedicare AB Series B.........................................................          16,575            57,402
  *Diamyd Medical AB............................................................          17,274            23,454
   DORO AB......................................................................          94,695           420,722
  *Duni AB......................................................................         125,534         1,097,309
   East Capital Explorer AB.....................................................          47,726           379,166
   Elekta AB Series B...........................................................         223,699        10,704,037
  *Enea AB......................................................................          56,200           296,010
 #*Eniro AB.....................................................................         343,664           763,347
  *Fabege AB....................................................................         516,241         4,512,893
   Fagerhult AB.................................................................          16,891           441,512
  *Fastighets AB Balder Series B................................................         196,938           895,374
   Fenix Outdoor AB.............................................................           6,455           161,029
   G & L Beijer AB Series B.....................................................          29,138         1,064,526
  *Global Health Partner AB.....................................................             827               956
   Gunnebo AB...................................................................         174,854           707,218
  #Hakon Invest AB..............................................................         178,615         2,655,661
   Haldex AB....................................................................         196,886           982,510
   Heba Fastighets AB Series B..................................................          43,722           396,798
   Hexpol AB....................................................................          90,282         2,796,664
 #*HIQ International AB.........................................................         198,652         1,024,126
   HMS Networks AB..............................................................           7,040            92,678
   Hoganas AB Series B..........................................................          98,493         3,432,982
   Holmen AB Series B...........................................................         201,805         5,853,284
  *HQ AB........................................................................          47,592            11,848
   Hufvudstaden AB Series A.....................................................         189,483         1,996,894
  *Husqvarna AB Series A........................................................          29,526           155,866
  *Husqvarna AB Series B........................................................         603,255         3,191,129
   Industrial & Financial Systems AB Series B...................................          76,895         1,088,404
   Indutrade AB.................................................................          46,767         1,313,102
   Intrum Justitia AB...........................................................         243,444         3,841,190
   JM AB........................................................................         304,302         5,624,304
 #*KappAhl AB...................................................................         494,528           594,299
 #*Karo Bio AB..................................................................       1,093,587           215,467
  *Klovern AB...................................................................         387,861         1,495,987
  #KNOW IT AB...................................................................          72,015           609,625
  *Kungsleden AB................................................................         502,887         3,801,360
   Lagercrantz Group AB Series B................................................          75,863           574,610
   Lennart Wallenstam Byggnads AB Series B......................................         385,959         3,805,757
  *Lindab International AB......................................................         196,592         1,292,631
   Loomis AB Series B...........................................................         249,944         3,649,380
  *Lundin Petroleum AB..........................................................         391,570         8,842,421
  *Meda AB Series A.............................................................         770,903         8,156,334
  *Medivir AB Series B..........................................................          84,833           918,034
   Mekonomen AB.................................................................          69,456         2,474,266
  *Micronic Mydata AB...........................................................         374,226           622,032
  *Midsona AB Series B..........................................................           1,020             2,144
  *MQ Holding AB................................................................          18,777            60,174


                                      1385

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWEDEN -- (Continued)
  *NCC AB Series A..............................................................          19,031   $       391,531
   NCC AB Series B..............................................................         298,886         6,193,776
   Nederman Holding AB..........................................................           3,347            49,487
  *Net Entertainment NE AB......................................................          98,090           836,080
 #*Net Insight AB Series B......................................................       1,181,753           382,404
   New Wave Group AB Series B...................................................         176,018           755,614
  #NIBE Industrier AB Series B..................................................         278,938         4,259,818
 #*Nobia AB.....................................................................         596,780         2,283,024
   Nolato AB Series B...........................................................          75,775           664,266
  *Nordic Mines AB..............................................................          88,922           805,022
   Nordnet AB Series B..........................................................         298,214           802,842
  *Observer AB..................................................................           6,431            44,095
   OEM International AB Series B................................................          44,400           386,215
 #*Opcon AB.....................................................................          55,670            24,417
   Orc Group AB.................................................................          74,009           937,449
 #*Orexo AB.....................................................................          76,505           279,727
  #Oriflame Cosmetics SA SDR....................................................         135,781         4,330,860
  *PA Resources AB..............................................................       2,515,097           615,932
  *Partnertech AB...............................................................          28,800           102,122
   Peab AB Series B.............................................................         604,361         3,380,658
   Poolia AB Series B...........................................................          29,527            68,659
   Pricer AB Series B...........................................................         252,242           490,013
   ProAct IT Group AB...........................................................          29,271           637,170
   Proffice AB Series B.........................................................         231,361           893,763
   RaySearch Laboratories AB....................................................          45,598           111,215
   Readsoft AB Series B.........................................................          83,918           244,653
 #*Rederi AB Transatlantic......................................................         112,133           170,108
  *Rezidor Hotel Group AB.......................................................         264,241           998,856
 #*RNB Retail & Brands AB.......................................................         411,548           175,352
   Rottneros AB.................................................................         207,512            70,733
   Saab AB Series B.............................................................         194,153         4,162,098
   Sagax AB.....................................................................           1,718            43,336
   Sandvik AB...................................................................         107,592         1,594,656
 #*SAS AB.......................................................................         573,665           747,082
  *Sectra AB....................................................................          22,800           163,278
   Securitas AB Series B........................................................         254,999         2,402,460
 #*Semcon AB....................................................................          39,900           195,507
   Sigma AB Series B............................................................          20,898            19,116
   Sintercast AB................................................................          11,800           111,153
  #Skistar AB...................................................................          97,008         1,262,277
  #SSAB AB Series A.............................................................         341,913         3,595,393
   SSAB AB Series B.............................................................          61,649           565,060
  *Studsvik AB..................................................................          18,826           102,445
   Sweco AB Series B............................................................         187,009         1,619,850
  *Swedish Orphan Biovitrum AB..................................................         486,703         1,272,001
  *Swedol AB Class B............................................................          12,657            53,543
   Systemair AB.................................................................          13,831           185,407
  *TradeDoubler AB..............................................................         148,061           689,692
   Trelleborg AB Series B.......................................................         933,423         8,819,979
  #Unibet Group P.L.C. SDR......................................................          95,851         2,371,690
   Uniflex AB Series B..........................................................          17,950           101,850
   VBG AB Series B..............................................................             137             2,073
   Vitrolife AB.................................................................          51,263           371,821
   Wihlborgs Fastigheter AB.....................................................         225,805         3,091,582
                                                                                                   ---------------
TOTAL SWEDEN....................................................................                       206,532,250
                                                                                                   ---------------
SWITZERLAND -- (13.3%)
   Acino Holding AG.............................................................          10,072         1,134,225
  *Addex Pharmaceuticals, Ltd...................................................           1,491             9,995
   Advanced Digital Broadcast Holdings SA.......................................           2,024            20,424
  *Affichage Holding SA.........................................................           5,703           868,320


                                      1386

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   AFG Arbonia-Forster Holding AG...............................................          46,165   $     1,028,009
   Allreal Holding AG...........................................................          35,406         5,367,498
   ALSO-Actebis Holding AG......................................................          16,195           692,756
  *Aryzta AG....................................................................         234,309        10,830,999
   Ascom Holding AG.............................................................         160,822         1,558,519
   Austriamicrosystems AG.......................................................          35,754         1,737,783
 #*Autoneum Holding AG..........................................................          15,956           901,737
  #Bachem Holdings AG...........................................................          24,136           880,945
   Baloise Holding AG...........................................................           8,111           622,868
   Bank Coop AG.................................................................          31,671         2,131,270
   Bank Sarasin & Cie AG Series B...............................................         182,505         5,547,969
   Banque Cantonale de Geneve SA................................................           4,021           895,215
   Banque Cantonale du Jura SA..................................................           4,442           314,875
   Banque Cantonale Vaudoise AG.................................................           6,404         3,243,373
   Banque Privee Edmond de Rothschild SA........................................             157         4,075,610
   Barry Callebaut AG...........................................................           4,093         3,853,776
   Basellandschaftliche Kantonalbank AG.........................................             445           632,565
  *Basilea Pharmaceutica AG.....................................................          20,383           863,727
  *Basler Kantonalbank AG.......................................................             192            26,469
   Belimo Holdings AG...........................................................           1,851         3,514,646
  *Bell AG......................................................................              87           163,211
   Bellevue Group AG............................................................          27,519           442,405
   Berner Kantonalbank AG.......................................................          23,232         6,331,246
 #*BKW SA.......................................................................          27,437         1,073,039
  *Bobst Group AG...............................................................          39,409         1,073,239
   Bossard Holding AG...........................................................           8,386         1,140,762
   Bucher Industries AG.........................................................          33,342         6,594,510
   Burckhardt Compression Holding AG............................................           6,936         1,745,581
  *Burkhalter Holding AG........................................................             244            64,163
   Calida Holding AG............................................................           5,995           184,854
   Carlo Gavazzi Holding AG.....................................................           1,069           215,737
   Centralschweizerische Kraftwerke AG..........................................             145            52,021
   Cham Paper Holding AG........................................................             649           117,913
   Charles Voegele Holding AG...................................................          32,044           655,839
  *Cicor Technologies...........................................................           4,889           182,542
   Cie Financiere Tradition SA..................................................           6,796           513,495
  *Clariant AG..................................................................         699,758         8,531,501
   Coltene Holding AG...........................................................          16,008           540,713
   Conzzeta AG..................................................................           1,345         2,560,489
  *Cytos Biotechnology AG.......................................................           1,934             3,728
   Daetwyler Holding AG.........................................................          29,754         2,101,004
  *Dufry AG.....................................................................          65,162         7,420,319
  #EFG International AG.........................................................         205,702         1,779,717
  *ELMA Electronic AG...........................................................             472           222,497
   Emmi AG......................................................................          13,244         2,751,919
   EMS-Chemie Holding AG........................................................          27,979         5,045,554
   Energiedienst Holding AG.....................................................          71,249         3,657,015
   Flughafen Zuerich AG.........................................................          14,140         5,376,022
   Forbo Holding AG.............................................................           6,314         3,800,671
  #Galenica Holding AG..........................................................          18,828        10,979,872
   GAM Holding AG...............................................................         780,910        10,005,364
 #*Gategroup Holding AG.........................................................          71,743         2,029,423
   George Fisher AG.............................................................          15,467         6,510,235
  *Gottex Fund Management Holdings, Ltd.........................................             824             2,243
   Gurit Holding AG.............................................................           1,489           779,725
   Helvetia Holding AG..........................................................          22,754         7,654,089
   Highlight Communications AG..................................................          44,775           213,216
 #*Huber & Suhner AG............................................................          26,723         1,250,407
   Implenia AG..................................................................          49,733         1,437,689
   Inficon Holding AG...........................................................           4,954           963,334
  *Interroll Holding AG.........................................................           2,404           887,839


                                      1387

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
  *Intershop Holding AG.........................................................           3,559   $     1,243,687
   Jungfraubahn Holding AG......................................................             229            13,982
   Kaba Holding AG..............................................................          11,858         4,430,555
  *Kardex AG....................................................................          21,055           329,332
   Komax Holding AG.............................................................           9,976           946,722
   Kudelski SA..................................................................         115,691         1,001,797
  *Kuoni Reisen Holding AG Series B.............................................          13,284         3,937,933
  #LEM Holding SA...............................................................           3,667         1,586,826
   Liechtensteinische Landesbank AG.............................................           8,445           358,072
 #*LifeWatch AG.................................................................          55,532           305,166
 #*Logitech International SA....................................................         676,961         5,192,348
   Lonza Group AG...............................................................         146,907         7,957,359
   Luzerner Kantonalbank AG.....................................................          17,399         5,937,067
  #Metall Zug AG................................................................             233           937,553
 #*Meyer Burger Technology AG...................................................         200,895         3,858,796
  *Micronas Semiconductor Holding AG............................................         155,041         1,302,837
  *Mikron Holding AG............................................................             585             3,874
  *Mobilezone Holding AG........................................................         119,357         1,303,937
   Mobimo Holding AG............................................................          12,293         2,841,008
  *Myriad Group AG..............................................................          27,623           120,284
   Nobel Biocare Holding AG.....................................................         478,680         6,665,592
  *OC Oerlikon Corp. AG.........................................................         372,542         2,555,564
   Orascom Development Holding AG...............................................           8,205           121,248
   Orell Fuessli Holding AG.....................................................           4,930           565,050
  *Orior AG.....................................................................             381            19,465
  *Panalpina Welttransport Holding AG...........................................          46,070         4,949,006
  *Parco Industriale e Immobiliare SA...........................................             600             2,281
   Partners Group Holding AG....................................................          15,663         2,742,017
 #*Petroplus Holdings AG........................................................         239,835            93,904
   Phoenix Mecano AG............................................................           3,100         1,737,138
  *PSP Swiss Property AG........................................................         148,327        12,393,605
   PubliGroupe SA...............................................................           2,171           309,029
  *Rieters Holdings AG..........................................................          15,956         2,960,290
   Romande Energie Holding SA...................................................           2,714         3,524,559
  *Schaffner Holding AG.........................................................           2,066           544,633
  *Schmolz & Bickenbach AG......................................................          72,817           509,707
   Schweiter Technologies AG....................................................           4,191         2,509,018
   Schweizerische National-Versicherungs-Gesellschaft AG........................          46,031         1,587,643
  *Siegfried Holding AG.........................................................           8,325           773,247
   Societa Elettrica Sopracenerina SA...........................................           2,340           499,883
   St. Galler Kantonalbank AG...................................................          10,021         4,013,303
   Straumann Holding AG.........................................................          22,005         3,964,898
   Sulzer AG....................................................................          62,393         7,836,824
   Swiss Life Holding AG........................................................          94,071         9,352,727
   Swisslog Holding AG..........................................................         914,407           827,786
   Swissquote Group Holding SA..................................................          47,450         1,901,294
   Tamedia AG...................................................................          14,891         1,860,040
   Tecan Group AG...............................................................          41,765         3,054,180
 #*Temenos Group AG.............................................................         261,165         4,715,966
  *Tornos Holding AG............................................................          38,028           397,364
  *U-Blox AG....................................................................          15,352           748,966
   Uster Technologies AG........................................................           2,848           126,679
   Valartis Group AG............................................................             936            17,229
   Valiant Holding AG...........................................................          45,575         5,683,347
   Valora Holding AG............................................................          12,202         2,825,663
   Vaudoise Assurances Holding SA...............................................           3,219           891,587
   Verwaltungs und Privat-Bank AG...............................................           7,692           700,794
  *Vetropack Holding AG.........................................................             237           458,699
   Villars Holding SA...........................................................             150            83,953
 #*Von Roll Holding AG..........................................................         152,858           427,317
   Vontobel Holdings AG.........................................................         121,104         3,275,525


                                      1388

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SWITZERLAND -- (Continued)
   VZ Holding AG................................................................             801   $        82,566
   Walliser Kantonalbank AG.....................................................           1,416         1,271,604
   WMH Walter Meier Holding AG..................................................           4,738         1,116,724
  #Ypsomed Holdings AG..........................................................           6,709           394,802
   Zehnder Group AG.............................................................          35,840         2,243,121
 #*Zueblin Immobilien Holding AG................................................         261,040           664,735
   Zuger Kantonalbank AG........................................................             623         3,394,451
                                                                                                   ---------------
TOTAL SWITZERLAND...............................................................                       308,812,873
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     1,979,627,522
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
  *Klovern AB...................................................................           9,697           184,594
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...................................................         122,950               161
  *Deceuninck NV STRIP VVPR.....................................................         247,412               324
  *Nyrstar NV STRIP VVPR........................................................         178,031               465
  *RealDolmen NV STRIP VVPR.....................................................           6,067                 8
  *SAPEC SA STRIP VVPR..........................................................              75                77
  *Tessenderlo Chemie NV STRIP VVPR.............................................           3,985               365
  *Zenitel NV STRIP VVPR........................................................           8,654                11
                                                                                                   ---------------
TOTAL BELGIUM...................................................................                             1,411
                                                                                                   ---------------
GREECE -- (0.0%)
  *Bank of Cyprus Public Co., Ltd. Rights 03/19/12..............................       2,354,228           558,302
                                                                                                   ---------------
NORWAY -- (0.0%)
  *Scana Industrier ASA Rights 02/03/12.........................................         228,726            19,493
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                           579,206
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@DFA Short Term Investment Fund..............................................     340,000,000       340,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
     (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $907,694) to be repurchased
     at $889,902................................................................   $         890           889,896
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       340,889,896
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,414,615,331)^^......................................................                   $ 2,321,281,218
                                                                                                   ===============


                                      1389

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                            VALUATION INPUTS
                                         ------------------------------------------------------
                                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                           LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
                                         ----------   --------------   -------   --------------
Common Stocks
   Austria............................    $ 117,169   $   47,265,575      --     $   47,382,744
   Belgium............................    1,166,315       66,391,139      --         67,557,454
   Denmark............................      346,074       65,196,051      --         65,542,125
   Finland............................      153,440      136,675,338      --        136,828,778
   France.............................      875,053      229,985,698      --        230,860,751
   Germany............................    1,120,826      285,878,081      --        286,998,907
   Greece.............................      117,528       47,795,915      --         47,913,443
   Ireland............................           --       64,251,301      --         64,251,301
   Israel.............................    1,683,778       48,490,539      --         50,174,317
   Italy..............................      211,899      162,912,424      --        163,124,323
   Netherlands........................      523,030      104,552,145      --        105,075,175
   Norway.............................      435,004       68,450,114      --         68,885,118
   Portugal...........................      187,360       21,839,225      --         22,026,585
   Spain..............................      147,088      107,514,290      --        107,661,378
   Sweden.............................           --      206,532,250      --        206,532,250
   Switzerland........................    1,073,039      307,739,834      --        308,812,873
Preferred Stocks
   Sweden.............................      184,594               --      --            184,594
Rights/Warrants
   Belgium............................           --            1,411      --              1,411
   Greece.............................           --          558,302      --            558,302
   Norway.............................           --           19,493      --             19,493
Securities Lending Collateral.........           --      340,889,896      --        340,889,896
                                         ----------   --------------     ---     --------------
TOTAL.................................   $8,342,197   $2,312,939,021      --     $2,321,281,218
                                         ==========   ==============     ===     ==============

               See accompanying Notes to Schedules of Investments.


                                      1390

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (84.6%)
BRAZIL -- (5.9%)
   AES Tiete SA.................................................................          42,245   $       533,624
   All America Latina Logistica SA..............................................         247,431         1,423,238
   Amil Participacoes SA........................................................         119,903         1,200,265
   Banco Bradesco SA............................................................         173,900         2,581,826
   Banco do Brasil SA...........................................................         435,918         6,783,774
   Banco Santander Brasil SA....................................................          52,300           484,924
   Banco Santander Brasil SA ADR................................................         605,084         5,518,366
   BM&F Bovespa SA..............................................................       1,241,486         7,809,027
   BR Malls Participacoes SA....................................................         286,523         3,127,286
   Brasil Telecom SA............................................................           2,841            19,090
   Brasil Telecom SA ADR........................................................           2,209            14,093
  #BRF - Brasil Foods SA ADR....................................................         594,060        11,899,022
   CCR SA.......................................................................         510,800         3,555,018
  *Centrais Eletricas Brasileiras SA............................................          61,700           633,880
   Centrais Eletricas Brasileiras SA ADR........................................          96,323         1,410,169
   Centrais Eletricas Brasileiras SA Sponsored ADR..............................         100,200         1,023,042
   CETIP SA.....................................................................         115,900         1,787,720
   Cia de Bebidas das Americas..................................................          26,390           785,417
  *Cia de Saneamento Basico do Estado de Sao Paulo..............................          22,000           734,592
 #*Cia de Saneamento Basico do Estado de Sao Paulo ADR..........................          29,318         1,931,763
   Cia Energetica de Minas Gerais SA............................................          29,100           490,996
   Cia Hering SA................................................................          74,400         1,788,462
   Cia Siderurgica Nacional SA..................................................         704,052         7,354,023
   Cielo SA.....................................................................         141,447         4,213,780
   Cosan SA Industria e Comercio................................................         182,046         2,945,536
   CPFL Energia SA..............................................................          62,270           919,509
  #CPFL Energia SA ADR..........................................................          14,853           440,391
   Cyrela Brazil Realty SA Empreendimentos e Participacoes......................         204,097         1,890,047
   Diagnosticos da America SA...................................................          20,093           193,202
   Duratex SA...................................................................          79,400           444,898
   EcoRodovias Infraestrutura e Logistica SA....................................         115,988           816,536
  *Embraer SA...................................................................         164,400         1,134,766
   Embraer SA ADR...............................................................          84,300         2,311,506
   Energias do Brazil SA........................................................          56,500         1,316,134
  #Fibria Celulose SA Sponsored ADR.............................................         156,426         1,249,844
   Gerdau SA....................................................................         131,807         1,041,058
   Itau Unibanco Holding SA.....................................................         113,883         1,987,347
  *JBS SA.......................................................................         535,590         1,958,803
   Light SA.....................................................................          34,700           544,968
   Localiza Rent a Car SA.......................................................          55,600           912,983
   Lojas Americanas SA..........................................................          57,784           504,353
   Lojas Renner SA..............................................................          57,600         1,945,055
  *MPX Energia SA...............................................................          21,600           579,808
   MRV Engenharia e Participacoes SA............................................          62,940           484,514
   Multiplan Empreendimentos Imobiliarios SA....................................          46,100         1,055,403
   Natura Cosmeticos SA.........................................................         117,400         2,514,370
   PDG Realty SA Empreendimentos e Participacoes................................         842,700         3,414,787
   Petroleo Brasileiro SA.......................................................          98,000         1,509,375
   Petroleo Brasilerio SA ADR...................................................       1,013,139        30,951,396
   Porto Seguro SA..............................................................          78,600           934,365
   Redecard SA..................................................................         193,700         3,492,188
   Souza Cruz SA................................................................         369,370         4,807,391
   Tele Norte Leste Participacoes SA............................................          59,254           675,222
   Telefonica Brasil SA.........................................................          27,446           684,893
   Tim Participacoes SA.........................................................         253,900         1,409,587
 #*Tim Participacoes SA ADR.....................................................          47,642         1,374,472
   Totvs SA.....................................................................          16,000           275,092
   Tractebel Energia SA.........................................................         111,900         1,943,135


                                      1391

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Usinas Siderurgicas de Minas Gerais SA.......................................          39,100   $       379,095
   Vale SA Sponsored ADR........................................................         788,623        19,952,162
   WEG Industrias SA............................................................         278,866         3,109,152
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       169,206,740
                                                                                                   ---------------
CHILE -- (1.6%)
   AES Gener SA.................................................................       1,174,103           679,217
   Aguas Andinas SA Series A....................................................       1,232,058           730,764
  #Banco de Chile SA Series F ADR...............................................          47,286         4,250,539
   Banco de Credito e Inversiones SA............................................          18,767         1,198,362
   Banco Santander Chile SA ADR.................................................          47,185         3,845,578
   CAP SA.......................................................................          46,476         1,946,773
   Cencosud SA..................................................................         586,773         3,336,585
  *Cia Cervecerias Unidas SA....................................................           3,978            49,829
   Cia Cervecerias Unidas SA ADR................................................          14,357           899,610
   Colbun SA....................................................................       5,081,989         1,331,076
  *Compania Sud Americana de Vapores SA.........................................       1,153,872           232,441
   Corpbanca SA.................................................................      51,286,871           758,036
   E.CL SA......................................................................         270,312           779,264
   Embotelladora Andina SA Series A ADR.........................................          23,068           519,491
  #Embotelladora Andina SA Series B ADR.........................................          19,587           542,560
  #Empresa Nacional de Electricidad SA Sponsored ADR............................         134,338         6,299,109
   Empresas CMPC SA.............................................................         647,250         2,576,755
   Empresas Copec SA............................................................         271,128         4,053,077
   Enersis SA Sponsored ADR.....................................................         270,752         4,957,469
   ENTEL Chile SA...............................................................          70,233         1,278,138
  #Lan Airlines SA Sponsored ADR................................................         140,160         3,518,016
   Molibdenos y Metales SA......................................................             517             7,383
   Ripley Corp. SA..............................................................         529,281           556,079
   S.A.C.I. Falabella SA........................................................         218,403         1,867,977
  *Sigdo Koppers SA.............................................................          51,266            98,028
  *Sonda SA.....................................................................         205,057           558,317
  #Vina Concha Y Toro SA Sponsored ADR..........................................          16,866           695,722
                                                                                                   ---------------
TOTAL CHILE.....................................................................                        47,566,195
                                                                                                   ---------------
CHINA -- (13.4%)
  #Agile Property Holdings, Ltd.................................................         900,000         1,000,296
  *Agricultural Bank of China, Ltd. Series H....................................       9,494,000         4,688,346
   Air China, Ltd. Series H.....................................................       1,238,000           979,376
 #*Alibaba.com, Ltd.............................................................         758,000           814,835
  #Aluminum Corp. of China, Ltd. ADR............................................         112,680         1,371,316
  #Angang Steel Co., Ltd. Series H..............................................       1,016,000           727,865
   Anhui Conch Cement Co., Ltd. Series H........................................         554,500         1,868,153
  #Anta Sports Products, Ltd....................................................         457,000           458,343
   Bank of China, Ltd. Series H.................................................      48,700,100        20,750,137
   Bank of Communications Co., Ltd. Series H....................................       4,308,515         3,444,426
   BBMG Corp. Series H..........................................................         710,000           535,091
   Beijing Enterprises Holdings, Ltd............................................         629,472         3,646,648
   Belle International Holdings, Ltd............................................       2,387,000         3,870,711
 #*Brilliance China Automotive Holdings, Ltd....................................       1,530,000         1,635,466
 #*BYD Co., Ltd. Series H.......................................................         415,886         1,297,692
   China Agri-Industries Holdings, Ltd..........................................       1,018,202           825,465
   China BlueChemical, Ltd. Series H............................................       1,284,000           974,276
   China Citic Bank Corp., Ltd. Series H........................................       5,022,928         3,178,358
   China Coal Energy Co., Ltd. Series H.........................................       3,184,777         3,981,193
   China Communications Construction Co., Ltd. Series H.........................       2,283,000         2,121,737
  #China Communications Services Corp., Ltd. Series H...........................       2,892,000         1,287,917
   China Construction Bank Corp. Series H.......................................      31,437,590        25,051,914
   China COSCO Holdings Co., Ltd. Series H......................................       1,739,000           989,657
 #*China Eastern Airlines Corp., Ltd. ADR.......................................           2,800            50,428
  *China Eastern Airlines Corp., Ltd. Series H..................................         668,000           237,976


                                      1392

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   China Everbright, Ltd........................................................         634,000   $     1,036,917
  #China Life Insurance Co., Ltd. ADR...........................................         323,770        14,226,454
   China Longyuan Power Group Corp. Series H....................................       1,387,000         1,046,372
   China Mengniu Dairy Co., Ltd.................................................         805,000         2,138,308
  #China Merchants Bank Co., Ltd. Series H......................................       2,871,534         6,301,472
   China Merchants Holdings International Co., Ltd..............................       1,072,854         3,556,149
  #China Minsheng Banking Corp., Ltd. Series H..................................       2,500,000         2,317,076
   China Mobile, Ltd. Sponsored ADR.............................................         797,772        40,750,194
  #China Molybdenum Co., Ltd. Series H..........................................         511,322           252,187
  #China National Building Material Co., Ltd. Series H..........................       1,525,916         1,834,861
   China Oilfield Services, Ltd. Series H.......................................         950,000         1,538,910
  #China Overseas Land & Investment, Ltd........................................       2,456,000         4,544,102
   China Pacific Insurance Group Co., Ltd. Series H.............................       1,054,600         3,509,149
   China Petroleum & Chemical Corp. ADR.........................................         106,449        12,789,847
   China Petroleum & Chemical Corp. Series H....................................       2,542,000         3,057,418
   China Railway Construction Corp., Ltd. Series H..............................       1,239,500           803,729
   China Railway Group, Ltd. Series H...........................................       1,758,000           629,229
  #China Resources Cement Holdings, Ltd.........................................         808,000           581,739
   China Resources Enterprise, Ltd..............................................       1,035,000         3,559,592
 #*China Resources Gas Group, Ltd...............................................         462,000           665,348
  #China Resources Land, Ltd....................................................       1,036,000         1,833,316
   China Resources Power Holdings Co., Ltd......................................         552,000         1,078,782
   China Shenhua Energy Co., Ltd. Series H......................................       2,191,000         9,622,390
 #*China Shipping Container Lines Co., Ltd. Series H............................       3,884,000           864,438
   China Shipping Development Co., Ltd. Series H................................       1,414,000           978,046
 #*China Southern Airlines Co., Ltd. ADR........................................          10,900           280,675
 #*China Southern Airlines Co., Ltd. Series H...................................         488,000           249,186
   China State Construction International Holdings, Ltd.........................         594,000           470,296
  *China Taiping Insurance Holdings Co., Ltd....................................         525,400           975,426
   China Telecom Corp., Ltd. ADR................................................          49,067         2,752,168
   China Telecom Corp., Ltd. Series H...........................................       2,306,000         1,293,709
   China Unicom Hong Kong, Ltd. ADR.............................................         470,600         8,691,982
  #China Yurun Food Group, Ltd..................................................         817,000         1,348,915
   Citic Pacific, Ltd...........................................................       1,136,000         2,172,965
   CNOOC, Ltd...................................................................       1,028,000         2,086,360
  #CNOOC, Ltd. ADR..............................................................         104,300        21,214,620
   COSCO Pacific, Ltd...........................................................       1,097,818         1,528,972
  #Country Garden Holdings Co., Ltd.............................................       3,457,000         1,492,677
  #CSR Corp., Ltd. Series H.....................................................       1,005,000           662,363
  #Datang International Power Generation Co., Ltd. Series H.....................       1,390,000           461,903
  #Dongfang Electric Co., Ltd. Series H.........................................         196,000           578,643
   Dongfeng Motor Corp. Series H................................................       1,522,000         2,844,022
   ENN Energy Holdings, Ltd.....................................................         460,000         1,397,497
  #Evergrande Real Estate Group, Ltd............................................       5,180,000         2,454,403
  #Fosun International, Ltd.....................................................       1,554,441           952,215
  #GCL-Poly Energy Holdings, Ltd................................................       5,633,814         1,933,288
  #Golden Eagle Retail Group, Ltd...............................................         336,000           772,071
  #GOME Electrical Appliances Holding, Ltd......................................       8,312,000         1,981,660
  #Great Wall Motor Co., Ltd. Series H..........................................         798,500         1,364,957
   Guangdong Investment, Ltd....................................................       1,564,000           905,225
   Guangshen Railway Co., Ltd...................................................         238,000            86,774
  #Guangshen Railway Co., Ltd. Sponsored ADR....................................          29,254           534,178
   Guangzhou Automobile Group Co., Ltd. Series H................................         620,259           672,782
   Guangzhou R&F Properties Co., Ltd. Series H..................................         474,800           464,392
  *Haier Electronics Group Co., Ltd.............................................         144,000           148,072
   Hengan International Group Co., Ltd..........................................         409,000         3,654,759
  #Huabao International Holdings, Ltd...........................................       1,005,000           682,251
  #Huaneng Power International, Inc. ADR........................................          34,452           828,915
   Huaneng Power International, Inc. Series H...................................         136,000            82,580
   Industrial & Commercial Bank of China, Ltd. Series H.........................      36,966,185        25,864,701
   Jiangsu Express Co., Ltd. Series H...........................................         764,000           759,885


                                      1393

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Jiangxi Copper Co., Ltd. Series H............................................         785,000   $     1,991,425
   Kingboard Chemical Holdings, Ltd.............................................         596,351         2,049,334
   Kunlun Energy Co., Ltd.......................................................       1,262,000         1,987,317
   Lenovo Group, Ltd............................................................       3,041,278         2,421,029
  #Longfor Properties Co., Ltd..................................................         942,000         1,237,138
  #Maanshan Iron & Steel Co., Ltd. Series H.....................................       1,620,000           558,786
  #Metallurgical Corp of China, Ltd. Series H...................................       1,857,000           432,671
 #*Minmetals Resources, Ltd.....................................................         388,000           181,966
   Nine Dragons Paper Holdings, Ltd.............................................         686,000           461,658
  #Parkson Retail Group, Ltd....................................................         841,500         1,000,525
   PetroChina Co., Ltd. ADR.....................................................         141,210        20,546,055
   PICC Property & Casualty Co., Ltd. Series H..................................       1,308,000         1,721,195
   Ping An Insurance Group Co. of China, Ltd. Series H..........................       1,116,500         8,815,311
  #Renhe Commercial Holdings Co., Ltd...........................................       8,722,000         1,033,487
  *Sany Heavy Equipment International Holdings Co., Ltd.........................         477,000           418,640
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.....................         664,000           608,295
   Shanghai Electric Group Co., Ltd. Series H...................................       2,392,000         1,101,336
   Shanghai Industrial Holdings, Ltd............................................         589,274         1,882,121
  #Shimao Property Holdings, Ltd................................................       1,577,871         1,614,845
   Shougang Fushan Resources Group, Ltd.........................................         968,000           388,654
  #Sino-Ocean Land Holdings, Ltd................................................       1,068,500           549,588
   Sinopec Shanghai Petrochemical Co., Ltd. Series H............................         952,000           339,709
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.......................           6,545           231,693
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H............................         888,000           224,064
  #Sinopharm Group Co., Ltd. Series H...........................................         444,400         1,054,811
  #Soho China, Ltd..............................................................       2,899,263         1,901,612
   Tencent Holdings, Ltd........................................................         700,600        17,107,391
  #Tingyi (Cayman Islands) Holding Corp.........................................       1,112,000         3,258,281
  #Tsingtao Brewery Co., Ltd. Series H..........................................         170,000           920,636
   Want Want China Holdings, Ltd................................................       2,752,000         2,556,819
   Weichai Power Co., Ltd. Series H.............................................         227,000         1,217,181
 #*Xinjiang Goldwind Science & Technology Co., Ltd. Series H....................         299,000           171,307
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR..................................         105,796         2,516,887
   Zhaojin Mining Industry Co., Ltd. Series H...................................         485,000           867,990
   Zhejiang Expressway Co., Ltd. Series H.......................................         876,000           613,774
  #Zhongsheng Group Holdings, Ltd...............................................         231,000           462,481
   Zhuzhou CSR Times Electric Co., Ltd. Series H................................          95,000           209,795
  #Zijin Mining Group Co., Ltd. Series H........................................       2,543,000         1,113,458
  #ZTE Corp. Series H...........................................................         460,838         1,248,726
                                                                                                   ---------------
TOTAL CHINA.....................................................................                       386,967,125
                                                                                                   ---------------
COLOMBIA -- (0.4%)
  #Bancolombia SA Sponsored ADR.................................................          64,224         3,982,530
   Ecopetrol SA Sponsored ADR...................................................         127,440         6,508,361
                                                                                                   ---------------
TOTAL COLOMBIA..................................................................                        10,490,891
                                                                                                   ---------------
CZECH REPUBLIC -- (0.5%)
   CEZ A.S......................................................................         184,371         7,459,194
   Komercni Banka A.S...........................................................          14,663         2,809,575
  *Philip Morris CR A.S.........................................................              12             7,265
   Telefonica Czech Republic A.S................................................         142,100         2,833,597
  *Unipetrol A.S................................................................             947             8,424
                                                                                                   ---------------
TOTAL CZECH REPUBLIC............................................................                        13,118,055
                                                                                                   ---------------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.....................         169,926           666,805
  *Egyptian Financial Group-Hermes Holding GDR..................................             564             2,030
   Orascom Construction Industries GDR..........................................          39,927         1,656,999
  *Orascom Telecom Holding S.A.E. GDR...........................................         246,435           754,978


                                      1394

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
EGYPT -- (Continued)
  *Orascom Telecom Media & Technology Holding S.A.E. GDR........................         246,435   $       224,256
                                                                                                   ---------------
TOTAL EGYPT.....................................................................                        3,305,068
                                                                                                   ---------------
HUNGARY -- (0.4%)
  *Egis Pharmaceuticals P.L.C...................................................             286            21,033
   ELMU NYRT....................................................................             133            13,720
   Magyar Telekom Telecommunications P.L.C......................................         255,186           607,447
  *MOL Hungarian Oil & Gas P.L.C................................................          42,653         3,573,284
  #OTP Bank P.L.C...............................................................         249,448         4,474,814
   Richter Gedeon NYRT..........................................................          13,851         2,278,789
   Tisza Chemical Group P.L.C...................................................          24,314           240,736
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                       11,209,823
                                                                                                   ---------------
INDIA -- (8.2%)
   ACC, Ltd.....................................................................          43,053         1,034,887
   Adani Enterprises, Ltd.......................................................         140,472         1,183,114
  *Adani Power, Ltd.............................................................         335,085           543,180
   Aditya Birla Nuvo, Ltd.......................................................          31,068           511,371
   Allahabad Bank, Ltd..........................................................         168,800           550,242
   Ambuja Cements, Ltd..........................................................         859,949         2,790,243
  *Andhra Bank, Ltd.............................................................          59,863           123,508
  *Apollo Hospitals Enterprise, Ltd.............................................          34,389           418,196
   Asea Brown Boveri India, Ltd.................................................          44,468           729,673
  *Ashok Leyland, Ltd...........................................................         490,039           271,126
   Asian Paints, Ltd............................................................          29,464         1,779,610
   Axis Bank, Ltd...............................................................         227,042         4,920,680
   Bajaj Auto, Ltd..............................................................          88,932         2,876,006
   Bajaj Finserv, Ltd...........................................................          24,264           220,369
   Bajaj Holdings & Investment, Ltd.............................................          18,717           254,593
   Bank of India................................................................          70,281           488,411
   Bharat Electronics, Ltd......................................................          13,836           390,502
  *Bharat Forge, Ltd............................................................          19,904           117,463
   Bharat Heavy Electricals, Ltd................................................         288,424         1,458,740
   Bharat Petroleum Corp., Ltd..................................................          74,031           855,328
   Bharti Airtel, Ltd...........................................................         867,263         6,389,434
   Bhushan Steel, Ltd...........................................................          22,550           161,065
  *Biocon, Ltd..................................................................          21,170           113,397
   Bosch, Ltd...................................................................          13,445         1,978,684
   Cadila Healthcare, Ltd.......................................................          17,884           239,141
  *Cairn India, Ltd.............................................................         315,045         2,160,292
   Canara Bank..................................................................          59,667           567,013
   Central Bank of India........................................................          31,634            54,167
   Cipla, Ltd...................................................................         354,995         2,503,931
   Colgate-Palmolive (India), Ltd...............................................          15,524           313,309
   Container Corp. of India.....................................................           8,340           164,865
  *Coromandel International, Ltd................................................          35,181           189,001
   Corporation Bank.............................................................           6,356            53,119
  *Crisil, Ltd..................................................................           3,185            57,908
   Crompton Greaves, Ltd........................................................         169,046           454,322
   Cummins India, Ltd...........................................................          42,903           363,441
   Dabur India, Ltd.............................................................         495,434           941,129
  *Dish TV (India), Ltd.........................................................         218,853           276,341
   Divi's Laboratories, Ltd.....................................................          33,413           531,165
   DLF, Ltd.....................................................................         300,559         1,307,314
   Dr. Reddy's Laboratories, Ltd................................................          22,080           753,203
  #Dr. Reddy's Laboratories, Ltd. ADR...........................................          83,498         2,851,457
  *Engineers India, Ltd.........................................................          30,240           140,958
  *Essar Oil, Ltd...............................................................         217,316           269,086
   Exide Industries, Ltd........................................................         131,662           351,980
  *Federal Bank, Ltd............................................................          69,838           562,957
   GAIL India, Ltd..............................................................         102,223           769,520


                                      1395

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   GAIL India, Ltd. Sponsored GDR...............................................          28,791   $     1,304,198
  *Gillette India, Ltd..........................................................             837            32,096
  *GlaxoSmithKline Consumer Healthcare, Ltd.....................................           4,527           235,439
   GlaxoSmithKline Pharmaceuticals, Ltd.........................................          24,027           937,753
   Glenmark Pharmaceuticals, Ltd................................................         101,902           608,856
  *GMR Infrastructure, Ltd......................................................         684,313           404,012
   Godrej Consumer Products, Ltd................................................          58,902           529,773
   Grasim Industries, Ltd.......................................................           6,300           334,429
   HCL Technologies, Ltd........................................................         177,470         1,563,493
   HDFC Bank, Ltd...............................................................       1,530,370        15,108,848
   Hero Honda Motors, Ltd. Series B.............................................          89,012         3,351,774
   Hindalco Industries, Ltd.....................................................         699,812         2,067,736
   Hindustan Petroleum Corp, Ltd................................................          43,201           257,312
   Hindustan Unilever, Ltd......................................................         894,265         6,855,288
  #ICICI Bank, Ltd. Sponsored ADR...............................................         306,356        11,093,151
   IDBI Bank, Ltd...............................................................         346,191           707,749
  *Idea Cellular, Ltd...........................................................         805,036         1,541,760
   Indian Bank..................................................................         126,858           570,580
   Indian Oil Corp., Ltd........................................................         205,284         1,198,268
   Indian Overseas Bank.........................................................          62,877           111,369
   IndusInd Bank, Ltd...........................................................          51,381           302,708
   Infosys, Ltd.................................................................         214,112        11,766,886
  #Infosys, Ltd. Sponsored ADR..................................................         188,659        10,374,358
   Infrastructure Development Finance Co., Ltd..................................         601,656         1,616,100
   ITC, Ltd.....................................................................       2,298,662         9,442,250
   Jaiprakash Associates, Ltd...................................................       1,336,264         1,881,153
  *Jaiprakash Power Ventures, Ltd...............................................         322,080           286,309
   Jindal Steel & Power, Ltd....................................................         373,815         4,087,993
   JSW Energy, Ltd..............................................................         274,414           298,918
   JSW Steel, Ltd...............................................................         124,632         1,757,280
   Kotak Mahindra Bank, Ltd.....................................................         158,594         1,593,415
   Larsen & Toubro, Ltd.........................................................         211,722         5,599,657
   LIC Housing Finance, Ltd.....................................................          53,635           271,170
   Lupin, Ltd...................................................................         146,419         1,400,800
   Mahindra & Mahindra, Ltd.....................................................         298,575         4,054,473
   Mangalore Refinery & Petrochemicals, Ltd.....................................         399,619           494,075
   Marico, Ltd..................................................................          48,958           150,228
   Maruti Suzuki India, Ltd.....................................................          97,051         2,315,462
  *Motherson Sumi Systems, Ltd..................................................          20,853            69,475
  *Mphasis, Ltd.................................................................          43,107           328,521
   Mundra Port & Special Economic Zone, Ltd.....................................         174,944           515,362
   Nestle India, Ltd............................................................           3,464           297,424
  *NHPC, Ltd....................................................................       1,476,445           614,265
   NTPC, Ltd....................................................................         312,039         1,082,964
   Oil & Natural Gas Corp., Ltd.................................................         699,873         3,899,563
   Oil India, Ltd...............................................................          21,233           521,903
  *Oracle Financial Services Software, Ltd......................................          14,000           561,640
   Oriental Bank of Commerce....................................................          85,829           443,397
   Pantaloon Retail India, Ltd..................................................           2,667             9,077
  *Patni Computer Systems, Ltd..................................................          12,307           115,723
   Petronet LNG, Ltd............................................................         113,332           376,769
   Piramal Healthcare, Ltd......................................................          48,017           396,514
   Power Grid Corp. of India, Ltd...............................................         741,612         1,556,911
   Proctor & Gamble Hygiene & Health Care, Ltd..................................           7,710           285,991
   Ranbaxy Laboratories, Ltd....................................................         131,027         1,190,769
   Reliance Capital, Ltd........................................................          97,310           705,706
   Reliance Communications, Ltd.................................................         523,134         1,043,957
   Reliance Energy, Ltd.........................................................         111,967         1,210,193
   Reliance Industries, Ltd.....................................................       1,432,266        23,565,994
  *Reliance Power, Ltd..........................................................         421,833           863,336
   Rural Electrification Corp., Ltd.............................................          47,495           182,198


                                      1396

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
  *Satyam Computer Services, Ltd................................................         345,226   $       511,318
   Sesa Goa, Ltd................................................................         563,951         2,474,985
   Shree Cement, Ltd............................................................             585            26,724
   Shriram Transport Finance Co., Ltd...........................................          76,457           893,695
   State Bank of India..........................................................          68,766         2,858,940
   Steel Authority of India, Ltd................................................         234,277           480,485
   Sterlite Industries (India), Ltd.............................................       1,725,980         3,998,535
   Sun Pharmaceuticals Industries, Ltd..........................................         333,183         3,684,396
   Sun TV Network, Ltd..........................................................          22,700           139,975
  *Suzlon Energy, Ltd...........................................................         185,547           104,678
   Tata Chemicals, Ltd..........................................................          85,384           587,016
   Tata Consultancy Services, Ltd...............................................         481,215        10,973,552
   Tata Motors, Ltd.............................................................         679,237         3,334,528
 #*Tata Motors, Ltd. Sponsored ADR..............................................          25,216           607,201
   Tata Power Co., Ltd..........................................................         975,200         2,044,354
   Tata Steel, Ltd..............................................................         227,156         2,066,744
   Tech Mahindra, Ltd...........................................................          15,427           202,907
   Titan Industries, Ltd........................................................          92,375           377,102
   Torrent Power, Ltd...........................................................          12,965            54,199
   Ultratech Cement, Ltd........................................................          34,105           839,920
  *Unitech, Ltd.................................................................         941,860           495,379
   United Breweries, Ltd........................................................          23,205           192,602
   United Phosphorus, Ltd.......................................................         118,908           354,027
   United Spirits, Ltd..........................................................          38,634           520,323
   Videsh Sanchar Nigam, Ltd....................................................          36,123           164,771
   Wipro, Ltd...................................................................         480,402         4,010,163
   Yes Bank, Ltd................................................................         161,542         1,074,916
   Zee Entertainment Enterprises, Ltd...........................................         274,099           707,139
                                                                                                   ---------------
TOTAL INDIA.....................................................................                       236,160,786
                                                                                                   ---------------
INDONESIA -- (2.9%)
   PT Adaro Energy Tbk..........................................................      12,163,000         2,468,917
   PT Aneka Tambang Tbk.........................................................       1,358,500           283,558
   PT Astra Agro Lestari Tbk....................................................         279,000           638,275
   PT Astra International Tbk...................................................       1,995,561        17,473,818
   PT Bank Central Asia Tbk.....................................................       9,187,000         8,158,233
   PT Bank Danamon Indonesia Tbk................................................       3,627,079         1,821,837
   PT Bank Mandiri Tbk..........................................................       7,425,617         5,520,830
   PT Bank Negara Indonesia Persero Tbk.........................................       6,443,722         2,586,924
  *PT Bank Pan Indonesia Tbk....................................................       8,354,000           788,065
   PT Bank Rakyat Indonesia Persero Tbk.........................................       8,008,000         6,082,863
  *PT Bank Tabungan Pensiunan Nasional Tbk......................................          86,500            34,085
   PT Bayan Resources Tbk.......................................................          68,000           134,599
   PT Bumi Resources Tbk........................................................       9,745,000         2,754,549
  *PT Bumi Serpong Damai Tbk....................................................       1,817,500           212,048
  *PT Charoen Pokphand Indonesia Tbk............................................       5,024,000         1,393,735
   PT Gudang Garam Tbk..........................................................         386,500         2,445,706
   PT Holcim Indonesia Tbk......................................................         182,500            45,096
   PT Indo Tambangraya Megah Tbk................................................         252,000         1,026,465
   PT Indocement Tunggal Prakarsa Tbk...........................................         926,500         1,743,230
   PT Indofood Sukses Makmur Tbk................................................       3,016,500         1,608,939
   PT Indosat Tbk...............................................................         722,000           436,899
   PT Indosat Tbk ADR...........................................................           1,674            50,505
  *PT Jasa Marga Tbk............................................................       1,362,000           661,741
   PT Kalbe Farma Tbk...........................................................       2,969,000         1,162,479
   PT Lippo Karawaci Tbk........................................................             187                14
   PT Media Nusantara Citra Tbk.................................................       2,621,000           393,170
  *PT Panasia Indosyntec Tbk....................................................          75,100             1,587
   PT Perusahaan Gas Negara Tbk.................................................       6,775,000         2,537,214
   PT Semen Gresik Persero Tbk..................................................       2,453,500         3,080,077
   PT Sinar Mas Agro Resources & Technology Tbk.................................       1,150,500           701,474


                                      1397

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
   PT Tambang Batubara Bukit Asam Tbk...........................................         520,500   $     1,163,795
   PT Telekomunikasi Indonesia Tbk..............................................       9,116,140         6,949,757
   PT Unilever Indonesia Tbk....................................................       1,575,000         3,425,428
   PT United Tractors Tbk.......................................................       1,206,196         3,796,414
   PT Vale Indonesia Tbk........................................................       2,219,000           985,228
  *PT XL Axiata Tbk.............................................................       1,291,500           641,725
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                        83,209,279
                                                                                                   ---------------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd.......................................................              --                 4
  *Koor Industries, Ltd.........................................................               1                 7
   Osem Investments, Ltd........................................................               1                 8
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                                19
                                                                                                   ---------------
MALAYSIA -- (3.5%)
   Affin Holdings Berhad........................................................         318,200           334,264
   AirAsia Berhad...............................................................         823,500           959,525
   Alliance Financial Group Berhad..............................................         756,100           984,972
   AMMB Holdings Berhad.........................................................       1,199,359         2,306,371
   Axiata Group Berhad..........................................................       2,221,275         3,408,593
   Batu Kawan Berhad............................................................          15,000            94,631
   Berjaya Corp. Berhad.........................................................         778,400           242,710
  *Berjaya Land Berhad..........................................................          95,000            29,330
   Berjaya Sports Toto Berhad...................................................         709,264         1,020,785
   Boustead Holdings Berhad.....................................................         318,186           572,897
   British American Tobacco Malaysia Berhad.....................................         135,500         2,199,275
   CIMB Group Holdings Berhad...................................................       3,992,654         9,065,218
   Dialog Group Berhad..........................................................         745,100           598,831
   DiGi.Com Berhad..............................................................       3,294,620         4,285,491
   Fraser & Neave Holdings Berhad...............................................          61,000           357,438
   Gamuda Berhad................................................................       1,220,000         1,481,795
   Genting (Malaysia) Berhad....................................................       2,820,500         3,740,219
   Genting Berhad...............................................................       1,994,000         7,279,388
   Genting Plantations Berhad...................................................         213,900           660,480
   Hong Leong Bank Berhad.......................................................         592,860         2,210,565
   Hong Leong Financial Group Berhad............................................         205,729           802,259
   IJM Corp. Berhad.............................................................         490,260           923,978
   IOI Corp. Berhad.............................................................       3,106,605         5,507,679
   Kuala Lumpur Kepong Berhad...................................................         443,400         3,742,946
   Kulim (Malaysia) Berhad......................................................         376,300           544,050
   Lafarge Malayan Cement Berhad................................................         259,580           569,055
   Malayan Banking Berhad.......................................................       2,364,993         6,378,434
   Malaysia Airports Holdings Berhad............................................         122,500           229,539
  *Malaysian Airlines System Berhad.............................................         751,834           415,420
   Maxis Berhad.................................................................         560,000         1,050,596
   MISC Berhad..................................................................       1,391,098         2,707,098
   MMC Corp. Berhad.............................................................       1,092,100         1,004,278
   Nestle (Malaysia) Berhad.....................................................         204,500         3,743,309
   Oriental Holdings Berhad.....................................................          11,480            19,913
   Parkson Holdings Berhad......................................................         313,420           581,231
   Petronas Dagangan Berhad.....................................................         257,600         1,522,512
   Petronas Gas Berhad..........................................................         475,500         2,448,407
  *Pharmaniaga Berhad...........................................................           4,957             8,425
   PPB Group Berhad.............................................................         382,900         2,130,150
   Public Bank Berhad...........................................................          67,739           301,568
   Public Bank Berhad Foreign Market Shares.....................................       1,039,201         4,641,628
   RHB Capital Berhad...........................................................         412,253           964,398
   Shell Refining Co. Federation of Malaysia Berhad.............................         147,000           468,424
   Sime Darby Berhad............................................................       2,342,720         7,034,097
   SP Setia Berhad..............................................................         883,425         1,147,877
   Telekom Malaysia Berhad......................................................         957,700         1,511,095


                                      1398

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Tenaga Nasional Berhad.......................................................       2,467,050   $     4,859,422
  *UEM Land Holdings Berhad.....................................................         901,537           685,934
   UMW Holdings Berhad..........................................................         475,466         1,079,220
   YTL Corp. Berhad.............................................................       5,279,425         2,599,829
   YTL Power International Berhad...............................................       1,222,340           743,022
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                       102,198,571
                                                                                                   ---------------
MEXICO -- (5.5%)
   Alfa S.A.B. de C.V. Series A.................................................         177,767         2,333,430
  #America Movil S.A.B. de C.V. Series L........................................      33,690,314        39,236,999
   America Movil S.A.B. de C.V. Series L ADR....................................          22,528           522,875
   Arca Continental S.A.B. de C.V...............................................         349,300         1,624,015
  *Cementos de Mexico S.A.B de C.V. Series B....................................         289,651           196,670
 #*Cemex S.A.B. de C.V. Sponsored ADR...........................................         569,545         3,878,601
  #Coca-Cola Femsa S.A.B. de C.V. Series L......................................         298,900         2,934,628
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B............          27,727            12,764
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1.............................         109,400           836,147
   Fomento Economico Mexicano S.A.B. de C.V.....................................       2,109,900        14,874,729
  *Genomma Lab Internacional S.A.B. de C.V. Series B............................         264,900           581,255
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................          13,061           489,396
   Grupo Carso S.A.B. de C.V. Series A-1........................................         639,132         1,912,380
  *Grupo Comercial Chedraui S.A. de C.V.........................................           5,800            14,240
  #Grupo Elektra S.A. de C.V....................................................          88,187         7,713,090
  #Grupo Financiero Banorte S.A.B. de C.V. Series O.............................       1,473,229         5,877,499
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O.............................       1,863,628         3,844,758
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.............................       1,570,500         3,494,257
   Grupo Industrial Maseca S.A.B. de C.V. Series B..............................         228,400           256,803
   Grupo Mexico S.A.B. de C.V. Series B.........................................       3,938,416        12,494,419
  #Grupo Modelo S.A.B. de C.V. Series C.........................................         731,750         4,535,086
  *Grupo Qumma S.A. de C.V. Series B............................................           1,591                22
  #Grupo Televisa S.A.B.........................................................       1,704,800         6,738,578
   Grupo Televisa S.A.B. Sponsored ADR..........................................         128,240         2,528,893
 #*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
   C.V..........................................................................       2,373,426         4,370,246
  #Industrias Penoles S.A.B. de C.V.............................................          99,638         4,762,467
 #*Inmuebles Carso S.A.B. de C.V. Series B-1....................................         813,232           655,123
   Kimberly Clark de Mexico S.A.B. de C.V. Series A.............................         607,800         3,450,733
  #Mexichem S.A.B. de C.V. Series *.............................................         465,846         1,608,325
 #*Minera Frisco S.A.B. de C.V. Series A-1......................................         785,532         3,572,052
 #*Organizacion Soriana S.A.B. de C.V. Series B.................................       1,112,075         2,801,923
  *Savia S.A. de C.V. Series A..................................................         120,000             7,365
  #Wal-Mart de Mexico S.A.B. de C.V. Series V...................................       6,300,780        19,495,819
                                                                                                   ---------------
TOTAL MEXICO....................................................................                       157,655,587
                                                                                                   ---------------
PERU -- (0.4%)
   Cia de Minas Buenaventura S.A. ADR...........................................         113,771         4,880,776
   Credicorp, Ltd...............................................................          70,822         8,049,629
                                                                                                   ---------------
TOTAL PERU......................................................................                        12,930,405
                                                                                                   ---------------
PHILIPPINES -- (0.8%)
   Aboitiz Equity Ventures, Inc.................................................       1,519,900         1,480,761
   Aboitiz Power Corp...........................................................       1,446,200         1,017,791
   Alliance Global Group, Inc...................................................       4,300,200         1,101,504
   Ayala Corp. Series A.........................................................         235,815         1,929,094
   Ayala Land, Inc..............................................................       4,735,418         1,947,855
   Bank of the Philippine Islands...............................................       1,747,004         2,464,116
   BDO Unibank, Inc.............................................................       1,106,768         1,544,225
  *DMCI Holdings, Inc...........................................................         537,200           575,376
   Energy Development Corp......................................................       5,051,600           659,102
  *Filipina Water Bottling Corp.................................................       2,006,957                --
  *Globe Telecom, Inc...........................................................          25,265           685,574


                                      1399

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PHILIPPINES -- (Continued)
  *International Container Terminal Services, Inc...............................         596,860   $       779,046
   Jollibee Foods Corp..........................................................          47,220           107,612
   Manila Electric Co...........................................................         145,900           951,533
   Metro Bank & Trust Co........................................................         881,923         1,558,225
   Metro Pacific Investments Corp...............................................       2,258,000           184,023
   Philippine Long Distance Telephone Co........................................          42,445         2,711,838
   San Miguel Corp..............................................................         379,760         1,038,842
   SM Investments Corp..........................................................         122,880         1,778,717
   SM Prime Holdings, Inc.......................................................       2,309,568           882,659
   Universal Robina Corp........................................................         758,000           948,184
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                        24,346,077
                                                                                                   ---------------
POLAND -- (1.3%)
   Asseco Poland SA.............................................................           9,607           139,694
   Bank Handlowy w Warszawie SA.................................................          37,967           880,901
   Bank Millennium SA...........................................................         551,656           716,782
   Bank Pekao SA................................................................         113,393         5,540,867
  *BRE Bank SA..................................................................          11,234         1,026,398
   Browary Zywiec SA............................................................          12,695         2,191,318
  *Cyfrowy Polsat SA............................................................          68,869           281,779
   Enea SA......................................................................           7,456            41,683
  *Get Bank SA..................................................................       1,028,245           586,330
  *Getin Holding SA.............................................................         351,310           266,113
  *Grupa Lotos SA...............................................................          38,603           312,892
   ING Bank Slaski SA...........................................................          23,913           611,296
  *Kernel Holding SA............................................................          34,280           729,308
   KGHM Polska Miedz SA.........................................................         107,907         4,688,100
   Kredyt Bank SA...............................................................          65,825           224,400
  *Lubelski Wegiel Bogdanka SA..................................................           6,401           245,853
  *Mondi Packaging Paper Swiecie SA.............................................           5,721           108,991
   PGE SA.......................................................................         459,706         2,923,547
  *Polski Koncern Naftowy Orlen SA..............................................         311,446         3,549,749
   Polskie Gornictwo Naftowe I Gazownictwo SA...................................         990,853         1,196,711
   Powszechna Kasa Oszczednosci Bank Polski SA..................................         295,853         3,195,298
  *Powszechny Zaklad Ubezpieczen SA.............................................          35,728         3,705,803
   Synthos SA...................................................................         321,601           516,406
  *Tauron Polska Energia SA.....................................................          96,649           162,223
   Telekomunikacja Polska SA....................................................         591,537         3,173,060
   TVN SA.......................................................................          67,801           237,181
                                                                                                   ---------------
TOTAL POLAND....................................................................                        37,252,683
                                                                                                   ---------------
RUSSIA -- (4.4%)
   Federal Hydrogenerating Co. ADR..............................................         939,693         3,653,381
   Gazprom OAO Sponsored ADR....................................................       4,226,507        51,352,207
   Gazpromneft JSC Sponsored ADR................................................          67,194         1,672,780
   Lukoil OAO Sponsored ADR.....................................................         376,321        22,105,008
   Magnitogorsk Iron & Steel Works Sponsored GDR................................          15,563            92,847
 #*Mechel Sponsored ADR.........................................................         128,829         1,428,714
   MMC Norilsk Nickel JSC ADR...................................................         532,268        10,242,829
   Novolipetsk Steel OJSC GDR...................................................          83,762         2,068,240
   Novorossiysk Sea Trade Port GDR..............................................           8,865            61,991
  *Polymetal JSC GDR............................................................          86,431         1,433,936
   Rosneft Oil Co. GDR..........................................................       1,491,147        11,010,364
   Severstal OAO GDR............................................................         124,807         1,798,560
   Surgutneftegas Sponsonsored ADR..............................................         544,495         5,106,508
   Tatneft Sponsored ADR........................................................          76,678         2,679,174
   TMK OAO GDR..................................................................          48,157           569,691
   Uralkali OJSC GDR............................................................         170,725         6,097,878
   VimpelCom, Ltd. Sponsored ADR................................................          70,835           755,101
   VTB Bank OJSC GDR............................................................         866,588         4,065,131


                                      1400

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
RUSSIA -- (Continued)
  *X5 Retail Group NV GDR.......................................................          59,942   $     1,323,197
                                                                                                   ---------------
TOTAL RUSSIA....................................................................                       127,517,537
                                                                                                   ---------------
SOUTH AFRICA -- (7.7%)
   ABSA Group, Ltd..............................................................         365,243         6,904,499
   African Bank Investments, Ltd................................................         576,969         2,704,546
   African Rainbow Minerals, Ltd................................................         105,298         2,465,761
  #Anglo American Platinum Corp., Ltd...........................................          70,553         4,942,187
   AngloGold Ashanti, Ltd. Sponsored ADR........................................         238,137        10,906,675
   ArcelorMittal South Africa, Ltd..............................................         236,779         2,062,735
   Aspen Pharmacare Holdings, Ltd...............................................         178,581         2,269,619
   Assore, Ltd..................................................................          25,020           726,251
   Barloworld, Ltd..............................................................         181,718         2,032,195
   Bidvest Group, Ltd...........................................................         190,456         4,095,634
   Capitec Bank Holdings, Ltd...................................................          17,517           409,640
   Discovery Holdings, Ltd......................................................         357,805         2,077,479
   Exxaro Resources, Ltd........................................................          90,725         2,230,314
   FirstRand, Ltd...............................................................       1,964,808         5,669,622
   Foschini Group, Ltd. (The)...................................................         124,568         1,723,338
   Gold Fields, Ltd. Sponsored ADR..............................................         564,283         9,271,170
   Growthpoint Properties, Ltd..................................................         764,019         1,946,301
   Harmony Gold Mining Co., Ltd.................................................         132,269         1,609,203
   Harmony Gold Mining Co., Ltd. Sponsored ADR..................................         331,569         3,998,722
   Impala Platinum Holdings, Ltd................................................         478,692        10,496,635
   Imperial Holdings, Ltd.......................................................         137,552         2,431,869
   Investec, Ltd................................................................         193,823         1,185,030
   Kumba Iron Ore, Ltd..........................................................          46,238         3,165,304
   Liberty Holdings, Ltd........................................................         134,724         1,463,459
   Life Healthcare Group Holdings, Ltd..........................................         419,891         1,138,694
   Massmart Holdings, Ltd.......................................................          64,161         1,445,860
   Mediclinic International, Ltd................................................         107,438           483,868
   MMI Holdings, Ltd............................................................         537,018         1,244,658
   Mondi, Ltd...................................................................          95,898           763,908
  *Mpact, Ltd...................................................................          25,900            49,634
   Mr. Price Group, Ltd.........................................................         141,553         1,559,256
   MTN Group, Ltd...............................................................       1,659,950        28,077,988
  *Nampak, Ltd..................................................................          36,044           104,130
   Naspers, Ltd. Series N.......................................................         324,237        16,189,648
   Nedbank Group, Ltd...........................................................          72,592         1,450,258
   Network Healthcare Holdings, Ltd.............................................         503,979           874,351
   Pick'n Pay Stores, Ltd.......................................................         244,318         1,426,644
   Pretoria Portland Cement Co., Ltd............................................         591,367         2,138,832
   PSG Group, Ltd...............................................................          68,962           414,676
   Sanlam, Ltd..................................................................       1,508,087         5,844,285
  *Sappi, Ltd. Sponsored ADR....................................................           1,300             4,264
   Sasol, Ltd. Sponsored ADR....................................................         691,887        35,521,479
   Shoprite Holdings, Ltd.......................................................         440,921         7,279,001
   Spar Group, Ltd. (The).......................................................         109,981         1,553,887
   Standard Bank Group, Ltd.....................................................         866,990        11,834,100
  *Steinhoff International Holdings, Ltd........................................       1,077,927         3,459,899
   Telkom South Africa, Ltd.....................................................         335,522         1,257,447
   Tiger Brands, Ltd............................................................          92,531         2,975,285
   Truworths International, Ltd.................................................         277,243         2,767,821
   Vodacom Group, Ltd...........................................................         389,448         4,787,246
   Woolworths Holdings, Ltd.....................................................         484,289         2,594,837
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                       224,030,144
                                                                                                   ---------------
SOUTH KOREA -- (13.6%)
  *Amorepacific Corp............................................................           3,479         3,098,785
   Cheil Industrial, Inc........................................................          30,767         2,748,486
  *CJ Cheiljedang Corp..........................................................           5,879         1,611,259


                                      1401

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*Daelim Industrial Co., Ltd...................................................          18,945   $     1,820,197
 #*Daewoo Engineering & Construction Co., Ltd...................................         125,248         1,320,028
  #Daewoo International Corp....................................................          38,863         1,042,396
   Daewoo Securities Co., Ltd...................................................         220,281         2,577,075
 #*Daewoo Shipbuilding & Marine Engineering Co., Ltd............................         109,830         2,717,734
   Dongbu Insurance Co., Ltd....................................................          27,690         1,183,130
   Doosan Corp..................................................................           7,418         1,009,205
  *Doosan Heavy Industries & Construction Co., Ltd..............................          50,399         3,026,507
 #*Doosan Infracore Co., Ltd....................................................          82,000         1,384,001
   E-Mart Co., Ltd..............................................................          18,616         4,484,434
  *GS Engineering & Construction Corp...........................................          27,320         2,421,549
 #*GS Holdings Corp.............................................................          58,759         3,250,925
   Hana Financial Group, Inc....................................................         180,031         6,164,105
 #*Hankook Tire Manufacturing Co., Ltd..........................................          82,310         3,282,737
  *Hanwha Chemical Corp.........................................................          94,470         2,426,355
  *Hanwha Corp..................................................................           1,260            40,707
  *Honam Petrochemical Corp.....................................................           7,899         2,566,809
  *Hynix Semiconductor, Inc.....................................................         317,470         7,570,004
  *Hyundai Department Store Co., Ltd............................................          10,154         1,653,114
  *Hyundai Engineering & Construction Co., Ltd..................................          37,980         2,418,917
 #*Hyundai Glovis Co., Ltd......................................................           7,462         1,277,798
  *Hyundai Heavy Industries Co., Ltd............................................          39,020        10,802,982
  *Hyundai Hysco Co., Ltd.......................................................          18,394           643,564
  *Hyundai Marine & Fire Insurance Co., Ltd.....................................           9,500           278,752
 #*Hyundai Merchant Marine Co., Ltd.............................................          27,211           698,393
  *Hyundai Mobis................................................................          53,070        13,083,229
   Hyundai Motor Co., Ltd.......................................................          99,353        19,516,617
 #*Hyundai Steel Co.............................................................          58,560         5,640,301
  *Industrial Bank of Korea, Ltd................................................         180,660         2,026,265
  *Kangwon Land, Inc............................................................         114,660         2,686,656
  *KB Financial Group, Inc......................................................         170,485         6,462,934
  *KB Financial Group, Inc. ADR.................................................          73,168         2,773,067
   KCC Corp.....................................................................           5,799         1,561,808
  *KEPCO Engineering & Construction Co., Inc....................................           4,085           338,236
   Kia Motors Corp..............................................................         224,568        13,482,668
  *Korea Electric Power Corp....................................................         210,090         5,220,773
   Korea Exchange Bank..........................................................         323,750         2,277,922
  *Korea Gas Corp...............................................................          12,660           499,807
 #*Korea Komho Petrochemical Co., Ltd...........................................           6,144           916,487
  *Korea Life Insurance Co., Ltd................................................         124,980           855,478
  *Korea Zinc Co., Ltd..........................................................           4,828         1,644,227
  *Korean Air Co., Ltd..........................................................          14,814           671,249
  *KT Corp......................................................................          70,850         2,104,818
   KT&G Corp....................................................................         103,590         7,258,304
  *LG Chemical, Ltd.............................................................          32,392        10,753,530
  *LG Corp......................................................................         118,265         7,400,580
 #*LG Display Co., Ltd. ADR.....................................................         390,619         5,035,079
 #*LG Electronics, Inc..........................................................          97,300         7,155,505
   LG Household & Healthcare Co., Ltd...........................................           5,120         2,177,973
   LG Uplus Corp................................................................         259,030         1,455,330
 #*Lotte Shopping Co., Ltd......................................................           7,885         2,691,335
  *LS Corp......................................................................           4,290           324,203
  *Mando Corp...................................................................           7,550         1,222,005
  *NCsoft Corp..................................................................           9,029         2,366,477
 #*NHN Corp.....................................................................          23,355         4,402,844
 #*OCI Co., Ltd.................................................................          10,354         2,404,866
  *ORION Corp...................................................................           2,055         1,252,501
  #POSCO........................................................................          46,060        16,948,030
  *POSCO ADR....................................................................           4,772           437,879
 #*Samsung C&T Corp.............................................................         100,930         6,214,313
   Samsung Card Co., Ltd........................................................          23,720           915,016


                                      1402

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  #Samsung Electro-Mechanics Co., Ltd...........................................          43,148   $     3,533,608
   Samsung Electronics Co., Ltd.................................................          69,482        68,417,811
   Samsung Electronics Co., Ltd. GDR............................................          49,372        24,373,275
   Samsung Engineering Co., Ltd.................................................          17,443         3,322,154
   Samsung Fire & Marine Insurance, Ltd.........................................          35,022         6,775,299
  *Samsung Heavy Industries Co., Ltd............................................         126,000         4,000,667
  #Samsung SDI Co., Ltd.........................................................          37,340         4,627,915
   Samsung Securities Co., Ltd..................................................          43,067         2,348,757
  #Samsung Techwin Co., Ltd.....................................................          17,522           881,170
  *Shinhan Financial Group Co., Ltd.............................................         230,726         9,178,757
  *Shinhan Financial Group Co., Ltd. ADR........................................          40,746         3,225,453
   Shinsegae Co., Ltd...........................................................           6,575         1,614,716
  *SK C&C Co., Ltd..............................................................           8,860         1,027,721
  *SK Holdings Co., Ltd.........................................................          28,989         3,613,238
  *SK Innovation Co., Ltd.......................................................          51,889         7,831,371
  *SK Networks Co., Ltd.........................................................          77,320           756,094
   SK Telecom Co., Ltd..........................................................          25,236         3,200,995
  #S-Oil Corp...................................................................          42,124         4,556,316
  *Woongjin Coway Co., Ltd......................................................          26,300           952,655
  *Woori Finance Holdings Co., Ltd..............................................         289,030         2,846,602
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                       392,782,834
                                                                                                   ---------------
TAIWAN -- (10.3%)
  #Acer, Inc....................................................................       2,349,040         3,283,935
   Advanced Semiconductor Engineering, Inc......................................       3,667,656         3,856,766
 #*Advanced Semiconductor Engineering, Inc. ADR.................................          68,200           359,414
   Advantech Co., Ltd...........................................................         202,200           612,679
   Asia Cement Corp.............................................................       2,217,802         2,661,849
   Asustek Computer, Inc........................................................         532,180         4,206,764
  #AU Optronics Corp............................................................       1,922,873         1,024,313
   AU Optronics Corp. Sponsored ADR.............................................         263,844         1,390,458
  #Catcher Technology Co., Ltd..................................................         302,429         1,881,717
  #Cathay Financial Holdings Co., Ltd...........................................       4,650,572         5,309,305
   Chang Hwa Commercial Bank....................................................       2,429,610         1,374,792
  #Cheng Shin Rubber Industry Co., Ltd..........................................       1,399,783         3,323,733
   Chicony Electronics Co., Ltd.................................................          91,571           160,849
  *Chimei Innolux Corp..........................................................       3,975,818         1,841,906
   China Airlines, Ltd..........................................................       2,142,536         1,007,160
   China Development Financial Holding Corp.....................................       6,576,121         1,956,483
   China Life Insurance Co., Ltd................................................       1,269,020         1,182,216
 #*China Motor Co., Ltd.........................................................         649,000           693,827
   China Petrochemical Development Corp.........................................       1,366,500         1,524,238
  #China Steel Corp.............................................................       9,488,159         9,392,883
   Chinatrust Financial Holdings Co., Ltd.......................................       6,444,354         4,160,151
  *Chunghwa Telecom Co., Ltd....................................................          66,000           214,387
   Chunghwa Telecom Co., Ltd. ADR...............................................         226,956         7,355,644
   Clevo Co., Ltd...............................................................          63,000           106,548
   Compal Electronics, Inc......................................................       3,781,541         4,238,187
  #Delta Electronics, Inc.......................................................       1,812,366         4,692,074
   E.Sun Financial Holding Co., Ltd.............................................       4,037,616         1,900,742
  #Epistar Corp.................................................................         538,000         1,317,662
   Eva Airways Corp.............................................................       1,249,600           839,212
   Evergreen Marine Corp., Ltd..................................................       1,716,249           959,829
  #Far Eastern Department Stores Co., Ltd.......................................         633,956           855,969
   Far Eastern New Century Corp.................................................       3,166,206         3,892,062
   Far EasTone Telecommunications Co., Ltd......................................       1,003,000         1,933,474
   Farglory Land Development Co., Ltd...........................................         223,229           413,262
  #First Financial Holding Co., Ltd.............................................       6,156,052         3,774,394
   Formosa Chemicals & Fiber Co., Ltd...........................................       3,322,445         9,542,444
  #Formosa International Hotels Corp............................................          26,000           362,187
 #*Formosa Petrochemical Corp...................................................         722,000         2,251,350


                                      1403

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Formosa Plastics Corp........................................................       4,070,648   $    11,860,612
   Formosa Taffeta Co., Ltd.....................................................         820,000           787,378
   Foxconn Technology Co., Ltd..................................................         731,494         2,871,658
   Fubon Financial Holding Co., Ltd.............................................       5,151,009         5,737,849
   Giant Manufacturing Co., Ltd.................................................         168,506           712,666
   Highwealth Construction Corp.................................................         309,000           501,419
 #*Hiwin Technologies Corp......................................................         111,000         1,025,594
   Hon Hai Precision Industry Co., Ltd..........................................       6,378,096        20,569,158
  #Hotai Motor Co., Ltd.........................................................         298,000         1,541,733
  #HTC Corp.....................................................................         581,235         9,557,949
  #Hua Nan Financial Holding Co., Ltd...........................................       5,475,400         3,109,145
   Inventec Corp................................................................       1,289,358           545,070
  #Kinsus Interconnect Technology Corp..........................................         200,000           649,124
  #Largan Precision Co., Ltd....................................................          67,860         1,461,021
   LCY Chemical Corp............................................................         338,380           599,675
   Lite-On Technology Corp......................................................       1,396,846         1,771,846
   Macronix International Co., Ltd..............................................       3,959,825         1,740,926
  #Media Tek, Inc...............................................................         749,995         7,165,220
   Mega Financial Holding Co., Ltd..............................................       5,554,640         3,808,216
   Nan Ya Plastic Corp..........................................................       5,377,564        11,364,188
  #Nan Ya Printed Circuit Board Corp............................................         206,968           488,438
  #Nankang Rubber Tire Co., Ltd.................................................         316,000           510,712
  #Novatek Microelectronics Corp................................................         304,000           863,994
  *Oriental Union Chemical Corp.................................................         278,000           403,733
  #Pegatron Corp................................................................       1,137,345         1,376,967
  #Pou Chen Corp................................................................       2,386,487         2,094,009
   Powertech Technology, Inc....................................................         552,819         1,383,928
  #President Chain Store Corp...................................................         576,831         3,104,303
   Quanta Computer, Inc.........................................................       1,769,000         3,784,790
 #*Radiant Opto-Electronics Corp................................................         312,000         1,187,616
   Ruentex Development Co., Ltd.................................................         370,000           457,094
  #Ruentex Industries, Ltd......................................................         290,937           554,688
  *Shin Kong Financial Holding Co., Ltd.........................................       3,240,344           984,932
  #Siliconware Precision Industries Co..........................................       2,179,324         2,508,361
 #*Siliconware Precision Industries Co. Sponsored ADR...........................          42,800           241,820
   SinoPac Holdings Co., Ltd....................................................       6,072,204         1,898,837
   Standard Foods Taiwan, Ltd...................................................         143,000           485,517
   Synnex Technology International Corp.........................................       1,019,756         2,516,817
   Taishin Financial Holdings Co., Ltd..........................................       4,231,290         1,573,376
  *Taiwan Business Bank.........................................................       2,316,556           760,766
  #Taiwan Cement Corp...........................................................       2,650,720         3,305,949
  *Taiwan Cooperative Financial Holding, Ltd....................................       3,495,240         2,185,448
  #Taiwan Fertilizer Co., Ltd...................................................         302,000           783,712
  #Taiwan Glass Industry Corp...................................................       1,087,323         1,257,278
   Taiwan Mobile Co., Ltd.......................................................         962,300         2,910,150
   Taiwan Semiconductor Manufacturing Co., Ltd..................................      19,090,808        50,645,395
  *Teco Electric & Machinery Co., Ltd...........................................         254,000           167,807
   Transcend Information, Inc...................................................         151,181           406,856
   Tripod Technology Corp.......................................................         283,870           791,769
  #TSRC Corp....................................................................         345,000           903,860
   U-Ming Marine Transport Corp.................................................         551,860           848,710
   Unimicron Technology Corp....................................................       1,109,896         1,463,604
   Uni-President Enterprises Corp...............................................       4,076,738         6,016,734
  #United Microelectronics Corp.................................................       9,838,000         5,189,074
   USI Corp.....................................................................         278,000           259,481
   Walsin Lihwa Corp............................................................       2,560,000           904,981
   Wan Hai Lines Co., Ltd.......................................................         365,800           203,718
  #Wintek Corp..................................................................       1,832,760         1,495,789
  #Wistron Corp.................................................................       1,423,378         2,138,298
  #WPG Holdings, Ltd............................................................         922,869         1,291,735
   Yang Ming Marine Transport Corp..............................................       1,741,300           765,421


                                      1404

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
 #*Yuanta Financial Holding Co., Ltd............................................       5,270,577   $     2,979,828
  #Yulon Motor Co., Ltd.........................................................         688,000         1,347,809
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                       298,679,416
                                                                                                   ---------------
THAILAND -- (2.2%)
   Advance Info Service PCL (Foreign)...........................................       1,022,200         4,991,179
   Airports of Thailand PCL (Foreign)...........................................         342,300           583,875
   Bangkok Bank PCL (Foreign)...................................................         329,000         1,771,334
   Bangkok Bank PCL (Foreign) NVDR..............................................         326,200         1,619,133
  *Bangkok Dusit Medical Services PCL (Foreign).................................         285,700           709,053
  *Bangkok Life Assurance PCL (Foreign) NVDR....................................         260,900           413,390
   Bank of Ayudhya PCL (Foreign)................................................       2,590,200         1,867,792
   Banpu PCL (Foreign)..........................................................         109,250         2,084,317
   BEC World PCL (Foreign)......................................................         975,300         1,364,001
  *Big C Supercenter PCL (Foreign)..............................................          24,600            95,457
  *Big C Supercenter PCL (Foreign) NVDR.........................................         149,600           565,989
  *Central Pattana PCL (Foreign)................................................         637,000           808,480
   Charoen Pokphand Foods PCL (Foreign).........................................       2,686,100         3,040,048
   CP ALL PCL (Foreign).........................................................       1,597,600         3,022,137
   Electricity Generating PCL (Foreign).........................................          45,200           133,736
   Glow Energy PCL (Foreign)....................................................         279,700           504,229
  *Home Product Center PCL (Foreign)............................................       1,316,400           476,756
   IRPC PCL (Foreign)...........................................................       8,859,600         1,312,109
   Kasikornbank PCL (Foreign)...................................................       1,531,600         6,562,231
   Krung Thai Bank PCL (Foreign)................................................       4,726,870         2,338,597
   Land & Houses PCL (Foreign)..................................................         790,000           168,601
   Land & Houses PCL (Foreign) NVDR.............................................       1,766,400           365,561
   PTT Exploration & Production PCL (Foreign)...................................         732,800         4,194,199
  *PTT Exploration & Production PCL (Foreign) NVDR..............................          54,700           313,077
  *PTT Global Chemical PCL (Foreign)............................................       1,669,872         3,590,832
   PTT PCL (Foreign)............................................................         737,700         8,110,525
   Ratchaburi Electricity Generating Holding PCL (Foreign)......................         521,300           741,704
   Siam Cement PCL (Foreign) (The)..............................................         124,800         1,630,370
   Siam Cement PCL (Foreign) (The) NVDR.........................................          69,800           780,947
   Siam City Cement PCL (Foreign)...............................................          94,913           788,768
   Siam Commercial Bank PCL (Foreign)...........................................       1,001,366         3,918,037
   Siam Makro PCL (Foreign).....................................................          57,800           478,474
  *Thai Airways International PCL (Foreign).....................................         108,100            82,845
   Thai Oil PCL (Foreign).......................................................         669,200         1,390,335
   Thai Union Frozen Products PCL (Foreign).....................................         287,800           618,875
   TMB Bank PCL (Foreign).......................................................      18,290,500           987,717
   Total Access Communication PCL (Foreign) NVDR................................         634,600         1,374,881
  *True Corp. PCL (Foreign).....................................................       2,535,900           265,685
                                                                                                   ---------------
TOTAL THAILAND..................................................................                        64,065,276
                                                                                                   ---------------
TURKEY -- (1.5%)
   Akbank T.A.S.................................................................       1,275,410         4,783,247
   Anadolu Efes Biracilik ve Malt Sanayi A.S....................................         224,805         3,139,599
   Arcelik A.S..................................................................         223,462           965,972
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.....................................          13,235            66,457
  *Asya Katilim Bankasi A.S.....................................................         202,790           192,468
   Aygaz A.S....................................................................          56,787           286,470
   BIM BirlesikMagazalar A.S....................................................          46,318         1,426,064
  *Coca-Cola Icecek A.S.........................................................          15,440           201,908
  *Dogan Sirketler Grubu Holding A.S............................................         399,572           137,152
  *Dogan Yayin Holding A.S......................................................               3                 1
   Enka Insaat ve Sanayi A.S....................................................         316,771           865,644
   Eregli Demir ve Celik Fabrikalari T.A.S......................................         607,852         1,326,935
   Ford Otomotiv Sanayi A.S.....................................................          74,222           662,692
   Koc Holding A.S. Series B....................................................         775,171         3,010,619
  *Migros Ticaret A.S...........................................................          33,309           254,370


                                      1405

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Petkim Petrokimya Holding A.S................................................         380,618   $       435,707
  *TAV Havalimanlari Holding A.S................................................         109,108           490,131
  *Tekfen Holding A.S...........................................................         190,435           652,629
   Tofas Turk Otomobil Fabrikasi A.S............................................          74,639           316,646
   Tupras Turkiye Petrol Rafinerileri A.S.......................................         122,470         2,783,911
  *Turk Hava Yollari A.S........................................................         924,662         1,222,215
  *Turk Telekomunikasyon A.S....................................................         311,329         1,388,297
  *Turk Traktor ve Ziraat Makineleri A.S........................................           9,044           183,725
  *Turkcell Iletisim Hizmetleri A.S.............................................         336,246         1,730,026
  *Turkcell Iletisim Hizmetleri A.S. ADR........................................          48,362           623,386
   Turkiye Garanti Bankasi A.S..................................................       2,046,828         7,370,297
   Turkiye Halk Bankasi A.S.....................................................         147,805           970,150
   Turkiye Is Bankasi A.S.......................................................       1,484,267         3,091,764
   Turkiye Sise ve Cam Fabrikalari A.S..........................................         612,846         1,255,375
   Turkiye Vakiflar Bankasi T.A.O...............................................         719,719         1,167,554
  *Yapi ve Kredi Bankasi A.S....................................................         819,337         1,517,543
                                                                                                   ---------------
TOTAL TURKEY....................................................................                        42,518,954
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     2,445,211,465
                                                                                                   ---------------
PREFERRED STOCKS -- (8.1%)
BRAZIL -- (7.9%)
   AES Tiete SA.................................................................          71,898         1,029,172
   Banco Bradesco SA............................................................       1,656,632        29,772,347
   Banco do Estado do Rio Grande do Sul SA......................................         124,600         1,434,840
   Brasil Telecom SA............................................................         234,853         1,498,747
  *Braskem SA Preferred Series A................................................          53,200           476,218
  #Braskem SA Sponsored ADR.....................................................          50,000           901,000
  *Centrais Eletricas Brasileiras SA Preferred Series B.........................          56,600           829,304
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored
   ADR..........................................................................          95,430         4,066,272
   Cia de Bebidas das Americas SA...............................................             415            15,201
   Cia de Bebidas das Americas SA ADR...........................................         661,939        24,087,960
   Cia de Transmissao de Energia Electrica Paulista SA Preferred Series A.......          21,989           695,463
   Cia Energetica de Minas Gerais SA............................................         291,821         5,907,571
   Cia Energetica de Sao Paulo SA Preferred Series B............................          71,010         1,333,063
   Cia Paranaense de Energia SA Sponsored ADR Series A..........................          55,300         1,265,817
  *Cia Paranaense de Energia Series B...........................................          16,600           385,262
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................          10,361           214,727
   Empresa Nasional de Comercio Redito e Participacoes SA.......................             380            10,222
   Gerdau SA....................................................................         836,068         7,967,338
   Gerdau SA Sponsored ADR......................................................           9,025            85,738
   Itau Unibanco Holding SA.....................................................       1,765,755        35,492,969
   Itau Unibanco Holding SA ADR.................................................         271,346         5,416,066
  *Klabin SA....................................................................         663,777         3,077,263
   Lojas Americanas SA..........................................................         167,188         1,616,189
   Petroleo Brasileiro SA.......................................................         106,500         1,497,656
  #Petroleo Brasilerio SA ADR...................................................       1,506,650        42,080,734
   Tele Norte Leste Participacoes SA............................................         118,734         1,141,673
  #Tele Norte Leste Participacoes SA ADR........................................          27,200           255,408
   Telefonica Brasil SA.........................................................         266,084         7,408,990
   Telemar Norte Leste SA Preferred Series A....................................          26,112           672,527
   Ultrapar Participacoes SA Sponsored ADR......................................         254,308         5,060,729
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A....................         534,817         3,587,486
   Vale SA Series A.............................................................       1,412,691        34,516,815
  *Vale SA Series B.............................................................          81,160                --
  #Vale SA Sponsored ADR........................................................         166,500         4,030,965
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       227,831,732
                                                                                                   ---------------
CHILE -- (0.2%)
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR..........................          95,583         5,614,545
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                       233,446,277
                                                                                                   ---------------


                                      1406

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
  *Dialog Group Berhad Rights 01/27/12..........................................         122,660   $        59,274
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@DFA Short Term Investment Fund.............................................     207,000,000       207,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $4,207,884) to be
      repurchased at $4,125,404.................................................   $       4,125         4,125,376
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       211,125,376
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,760,041,166)^^......................................................                   $ 2,889,842,392
                                                                                                   ===============


                                      1407

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                               VALUATION INPUTS
                                                          --------------------------------------------------------
                                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                                          --------------------------------------------------------
                                                             LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                                          ------------   --------------   -------   --------------
Common Stocks
   Brazil..............................................   $169,206,740               --        --   $  169,206,740
   Chile...............................................     47,566,195               --        --       47,566,195
   China...............................................    126,785,412   $  260,181,713        --      386,967,125
   Colombia............................................     10,490,891               --        --       10,490,891
   Czech Republic......................................             --       13,118,055        --       13,118,055
   Egypt...............................................             --        3,305,068        --        3,305,068
   Hungary.............................................             --       11,209,823        --       11,209,823
   India...............................................     26,230,365      209,930,421        --      236,160,786
   Indonesia...........................................         52,092       83,157,187        --       83,209,279
   Israel..............................................             --               19        --               19
   Malaysia............................................             --      102,198,571        --      102,198,571
   Mexico..............................................    157,648,200            7,387        --      157,655,587
   Peru................................................     12,930,405               --        --       12,930,405
   Philippines.........................................             --       24,346,077        --       24,346,077
   Poland..............................................        586,330       36,666,353        --       37,252,683
   Russia..............................................      2,183,815      125,333,722        --      127,517,537
   South Africa........................................     59,702,310      164,327,834        --      224,030,144
   South Korea.........................................     11,471,478      381,311,356        --      392,782,834
   Taiwan..............................................     11,532,784      287,146,632        --      298,679,416
   Thailand............................................     64,065,276               --        --       64,065,276
   Turkey..............................................        623,386       41,895,568        --       42,518,954
Preferred Stocks.......................................
   Brazil..............................................    227,831,732               --        --      227,831,732
   Chile...............................................      5,614,545               --        --        5,614,545
Rights/Warrants
   Malaysia............................................         59,274               --        --           59,274
Securities Lending Collateral..........................             --      211,125,376        --      211,125,376
                                                          ------------   --------------       ---   --------------
TOTAL..................................................   $934,581,230   $1,955,261,162        --   $2,889,842,392
                                                          ============   ==============       ===   ==============

               See accompanying Notes to Schedules of Investments.


                                      1408

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (90.3%)
ARGENTINA -- (0.0%)
   Ferrum SA de Ceramica y Metalurgia                                                          1   $            --
                                                                                                   ---------------
BRAZIL -- (8.8%)
  *Aliansce Shopping Centers SA.................................................         101,600           848,993
   Alpargatas SA................................................................          99,400           782,252
   Amil Participacoes SA........................................................         204,808         2,050,190
   Anhanguera Educacional Participacoes SA......................................         343,345         4,618,022
   B2W Cia Global Do Varejo SA..................................................         181,300         1,081,242
   Banco Alfa de Investimento SA................................................             500             1,574
   Banco Mercantil do Brasil SA.................................................           1,327            11,696
   Bematech SA..................................................................          68,200           166,675
  *BHG SA - Brazil Hospitality Group............................................           1,900            17,399
   BR Malls Participacoes SA....................................................         296,858         3,240,088
   Brasil Brokers Participacoes SA..............................................         510,611         1,993,113
   Brookfield Incorporacoes SA..................................................         883,012         3,103,076
   Camargo Correa Desenvolvimento Imobiliario SA................................         107,036           244,433
   CETIP SA.....................................................................         307,059         4,736,287
   Cia de Saneamento de Minas Gerais-Copasa SA..................................         213,400         4,725,530
   Cia Hering SA................................................................         340,090         8,175,240
   Cia Providencia Industria e Comercio SA......................................          23,850            84,223
   Contax Participacoes SA......................................................           2,500            32,767
   CR2 Empreendimentos Imobiliarios SA..........................................           9,400            28,783
   Cremer SA....................................................................          87,446           785,773
   CSU Cardsystem SA............................................................          74,700           187,691
   Cyrela Brazil Realty SA Empreendimentos e Participacoes......................         123,033         1,139,351
  *Cyrela Commercial Properties SA Empreendimentos e Participacoes..............          12,400           112,843
   Diagnosticos da America SA...................................................         705,200         6,780,769
  *Direcional Engenharia SA.....................................................         112,209           610,111
   Duratex SA...................................................................         749,354         4,198,818
   Energias do Brazil SA........................................................         119,602         2,786,058
   Equatorial Energia SA........................................................         214,100         1,507,229
   Estacio Participacoes SA.....................................................         231,171         2,628,988
   Eternit SA...................................................................         246,489         1,280,975
   Even Construtora e Incorporadora SA..........................................         566,843         2,335,891
   EZ Tec Empreendimentos e Participacoes SA....................................         167,658         1,702,297
  *Fertilizantes Heringer SA....................................................          91,500           599,631
   Fleury SA....................................................................         149,200         1,951,248
   Forjas Taurus SA.............................................................          35,969            39,115
   Gafisa SA....................................................................         404,600         1,104,591
   Gafisa SA ADR................................................................         642,131         3,480,350
  *General Shopping Brasil SA...................................................         109,417           809,731
  *Globex Utilidades SA.........................................................          56,337           561,048
  #Gol Linhas Aereas Inteligentes SA ADR........................................         398,527         2,749,836
   Grendene SA..................................................................         320,434         1,558,888
   Guararapes Confeccoes SA.....................................................          23,500         1,032,833
   Helbor Empreendimentos SA....................................................         141,324         1,884,644
  *Hypermarcas SA...............................................................         436,746         2,654,672
  *IdeiasNet SA.................................................................         231,200           379,776
   Iguatemi Empresa de Shopping Centers SA......................................         133,700         2,847,400
   Industrias Romi SA...........................................................          87,400           328,650
   Inepar SA Industria e Construcoes............................................          20,840            31,012
   Iochpe-Maxion SA.............................................................         250,808         4,234,682
   JHSF Participacoes SA........................................................         315,347         1,023,362
   Joao Fortes Engenharia SA....................................................          37,300           183,597
  *JSL SA.......................................................................          94,200           395,735
  *Kepler Weber SA..............................................................       3,094,800           407,397
  *Kroton Educacional SA (B23DNH7)..............................................         178,467         2,104,178
  *Kroton Educacional SA (B75L7J4)..............................................          52,925           620,972
   Light SA.....................................................................         205,700         3,230,545


                                      1409

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
  *LLX Logistica SA.............................................................         179,225   $       366,205
   Localiza Rent a Car SA.......................................................         375,202         6,161,026
  *Log-in Logistica Intermodal SA...............................................         101,850           438,365
   Lojas Renner SA..............................................................         273,700         9,242,388
   LPS Brasil Consultoria de Imoveis SA.........................................          82,924         1,526,348
  *Lupatech SA..................................................................          41,000            98,558
   M. Dias Branco SA............................................................         164,941         4,368,973
  *Magnesita Refratarios SA.....................................................         616,504         2,230,028
   Mahle-Metal Leve SA Industria e Comercio.....................................          51,385         1,433,733
   Marcopolo SA.................................................................           7,700            27,985
   Marfrig Alimentos SA.........................................................         391,372         1,796,476
   Marisa Lojas SA..............................................................         144,664         1,655,952
   Metalfrio Solutions SA.......................................................          34,700           113,403
   Mills Estruturas e Servicos de Engenharia SA.................................         157,400         1,953,086
   Minerva SA...................................................................         123,758           373,286
  *MMX Mineracao e Metalicos SA.................................................         748,700         3,518,102
  *MPX Energia SA...............................................................         107,641         2,889,402
   MRV Engenharia e Participacoes SA............................................         727,333         5,599,032
   Multiplan Empreendimentos Imobiliarios SA....................................         200,046         4,579,808
   Multiplus SA.................................................................         163,784         2,879,719
   Obrascon Huarte Lain Brasil SA...............................................          74,200         2,675,056
   OdontoPrev SA................................................................         298,681         4,991,693
  *OSX Brasil SA................................................................         255,000         1,961,538
   Paranapanema SA..............................................................         672,600         1,316,559
  *Plascar Participacoes Industriais SA.........................................         203,800           225,122
   Porto Seguro SA..............................................................         261,800         3,112,171
  *PortX Operacoes Portuarias SA................................................         348,025           376,469
   Positivo Informatica SA......................................................          92,900           309,454
   Profarma Distribuidora de Produtos Farmaceuticos SA..........................          24,800           168,910
   Raia Drogasil SA.............................................................         527,048         4,373,967
   Redentor Energia SA..........................................................          11,500            46,732
  *Restoque Comercio e Confeccoes de Roupas SA..................................          95,229         1,557,718
   Rodobens Negocios Imobiliarios SA............................................          41,846           256,268
   Rossi Residencial SA.........................................................         629,090         3,398,929
   Santos Brasil Participacoes SA...............................................         146,788         2,265,838
  *Sao Carlos Empreendimentos e Participacoes SA................................          52,600           752,031
   Sao Martinho SA..............................................................         135,716         1,565,954
   SLC Agricola SA..............................................................         182,159         1,668,123
  *Springs Global Participacoes SA..............................................          94,700           175,069
   Sul America SA...............................................................         507,548         5,112,663
  #TAM SA Sponsored ADR.........................................................          38,100           825,246
   Tecnisa SA...................................................................         351,731         1,872,195
   Tegma Gestao Logistica SA....................................................          87,335         1,323,621
  *Tempo Participacoes SA.......................................................         242,102           581,976
  *Tereos Internacional SA......................................................         193,883           298,503
   Terna Participacoes SA.......................................................           3,800            91,129
   Totvs SA.....................................................................         377,504         6,490,511
   Trisul SA....................................................................           2,838             4,662
   Triunfo Participacoes e Investimentos SA.....................................          75,337           377,720
   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
   Identificacao SA.............................................................         168,450         2,073,809
  *Vanguarda Agro SA............................................................       2,585,720           532,772
  *Viver Incorporadora e Construtora SA.........................................         588,740           704,251
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       198,950,804
                                                                                                   ---------------
CHILE -- (1.4%)
   AFP Cuprum SA................................................................           1,398            71,094
   Almendral SA.................................................................         471,388            61,848
   Banmedica SA.................................................................       1,312,094         2,418,139
   Besalco SA...................................................................         920,923         1,470,760
   Cementos Bio-Bio SA..........................................................         452,622           580,049
   Cia General de Electricidad SA...............................................         110,134           593,684


                                      1410

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHILE -- (Continued)
   Cintac SA....................................................................         324,650   $       163,448
  *Compania Sud Americana de Vapores SA.........................................       4,151,639           836,324
   Corpbanca SA.................................................................     146,138,141         2,159,967
  #Corpbanca SA ADR.............................................................          59,103         1,312,678
   Cristalerias de Chile SA.....................................................         156,836         1,483,498
   Empresa Electrica Pilmaiquen SA..............................................          46,897           216,550
   Empresas CMPC SA.............................................................           1,333             5,307
  *Empresas Hites SA............................................................         340,060           215,823
   Empresas Iansa SA............................................................      11,024,595           885,825
   Empresas La Polar SA.........................................................         407,870           181,202
   Forus SA.....................................................................         136,128           420,900
   Gasco SA.....................................................................          76,171           472,582
   Grupo Security SA............................................................         421,396           141,437
   Inversiones Aguas Metropolitanas SA..........................................       1,598,644         2,494,678
  *Madeco SA....................................................................      27,354,147         1,279,235
   Masisa SA....................................................................       4,415,739           448,221
   Multiexport Foods SA.........................................................       1,858,182           517,842
   Parque Arauco SA.............................................................       1,701,641         3,021,867
   Ripley Corp. SA..............................................................         469,973           493,768
   Salfacorp SA.................................................................         519,788         1,374,541
  *Sigdo Koppers SA.............................................................         658,257         1,258,682
   Socovesa SA..................................................................       1,370,698           518,612
  *Sonda SA.....................................................................         725,744         1,976,014
   Soquimic Comercial SA........................................................         562,478           192,222
   Vina Concha Y Toro SA........................................................       1,846,988         3,944,574
   Vina Concha Y Toro SA Sponsored ADR..........................................           1,725            71,156
   Vina San Pedro Tarapaca SA...................................................      40,113,498           269,273
                                                                                                   ---------------
TOTAL CHILE.....................................................................                        31,551,800
                                                                                                   ---------------
CHINA -- (12.9%)
 #*361 Degrees International, Ltd...............................................       1,724,000           687,931
  #Agile Property Holdings, Ltd.................................................       2,760,000         3,067,574
  #Ajisen China Holdings, Ltd...................................................       1,521,000         1,753,697
   AMVIG Holdings, Ltd..........................................................       1,048,000           497,148
   Anhui Expressway Co., Ltd. Series H..........................................       1,806,000         1,086,959
   Anhui Tianda Oil Pipe Co., Ltd. Series H.....................................          98,000            18,915
  #Anta Sports Products, Ltd....................................................         165,000           165,485
  #Anton Oilfield Services Group................................................       3,262,000           453,751
  *Anxin-China Holdings, Ltd....................................................       6,419,000         1,222,567
  #Asia Cement China Holdings Corp..............................................       1,750,000           845,957
  *Asia Energy Logistics Group, Ltd.............................................      18,170,000           264,858
   Asian Citrus Holdings, Ltd...................................................       1,964,000         1,067,245
  *Ausnutria Dairy Corp., Ltd...................................................          36,000             6,445
   AviChina Industry & Technology Co., Ltd. Series H............................       4,618,788         2,134,499
   Baoye Group Co., Ltd. Series H...............................................       1,802,000           827,653
 #*BaWang International Group Holding, Ltd......................................       3,430,000           415,908
   Beijing Capital International Airport Co., Ltd. Series H.....................       6,690,000         3,459,736
   Beijing Capital Land, Ltd. Series H..........................................       4,474,500         1,009,189
  *Beijing Development HK, Ltd..................................................         559,000            87,918
 #*Beijing Enterprises Water Group, Ltd.........................................       7,837,660         2,152,289
  #Beijing Jingkelong Co., Ltd. Series H........................................         511,749           431,662
   Beijing North Star Co., Ltd. Series H........................................       1,760,000           301,511
  *Beijing Properties Holdings, Ltd.............................................       4,575,061           250,340
  *Besunyen Holdings Co., Ltd...................................................          41,000             3,861
  *Boer Power Holdings, Ltd.....................................................         337,000            94,042
   Bosideng International Holdings, Ltd.........................................       6,994,000         1,982,310
  *Brilliance China Automotive Holdings, Ltd....................................       3,386,000         3,619,404
  *BYD Electronic International Co., Ltd........................................       2,863,815           967,591
   C C Land Holdings, Ltd.......................................................       4,922,000         1,070,622
  #C.P. Pokphand Co., Ltd.......................................................      11,528,594         1,441,284
   Catic Shenzhen Holdings, Ltd. Series H.......................................         146,000            61,220


                                      1411

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Central China Real Estate, Ltd...............................................       2,490,626   $       544,488
   Centron Telecom International Holdings, Ltd..................................         166,117            25,660
  *CGN Mining Co., Ltd..........................................................       2,455,000           294,053
  #Chaoda Modern Agriculture Holdings, Ltd......................................       6,771,138           960,408
  *Chaowei Power Holdings, Ltd..................................................         597,000           225,803
 #*ChigoHolding, Ltd............................................................       5,830,000           133,706
   China Aerospace International Holdings, Ltd..................................       9,836,500           760,133
 #*China All Access Holdings, Ltd...............................................         502,000           109,750
   China Aoyuan Property Group, Ltd.............................................       2,468,000           311,388
   China Automation Group, Ltd..................................................       1,239,000           352,718
   China BlueChemical, Ltd. Series H............................................         948,000           719,325
   China Chengtong Development Group, Ltd.......................................       2,298,000            91,694
  #China Communications Services Corp., Ltd. Series H...........................       1,939,200           863,599
  *China Corn Oil Co., Ltd......................................................          63,000            30,246
  *China Daye Non-Ferrous Metals Mining, Ltd....................................         959,837            49,503
  #China Dongxiang Group Co., Ltd...............................................       7,493,985         1,245,923
  *China Energine International Holdings, Ltd...................................         304,000            11,357
  #China Everbright International, Ltd..........................................       6,414,800         2,749,632
   China Everbright, Ltd........................................................       2,270,000         3,712,619
   China Foods, Ltd.............................................................       2,114,000         1,669,190
   China Gas Holdings, Ltd......................................................       9,067,500         4,217,735
  *China Glass Holdings, Ltd....................................................         982,000           170,504
  *China Grand Forestry Green Resources Group, Ltd..............................         362,987            33,660
   China Green Holdings, Ltd....................................................       1,908,000           541,626
   China Haidian Holdings, Ltd..................................................       4,628,000           500,978
  #China High Precision Automation Group, Ltd...................................       1,289,000           446,271
  #China High Speed Transmission Equipment Group Co., Ltd.......................       3,647,000         1,921,811
  #China Huiyuan Juice Group, Ltd...............................................       2,144,000           762,143
  *China ITS Holdings Co., Ltd..................................................         592,000            88,343
  *China Liansu Group Holdings, Ltd.............................................       1,280,000           678,496
 #*China Lilang, Ltd............................................................       1,167,000         1,068,098
 #*China Lumena New Materials Corp..............................................       7,990,000         1,571,085
  *China Medical System Holdings, Ltd...........................................       1,181,000           772,397
  #China Metal Recycling Holdings, Ltd..........................................       1,357,086         1,608,681
  *China Mining Resources Group, Ltd............................................      25,526,000           371,931
  #China Molybdenum Co., Ltd. Series H..........................................       3,642,000         1,796,255
  #China National Materials Co., Ltd. Series H..................................       2,949,000         1,232,953
  *China Nickel Resources Holding Co., Ltd......................................         358,000            30,461
 #*China Ocean Resources Co., Ltd...............................................         115,700           586,390
  *China Oil & Gas Group, Ltd...................................................       5,400,000           444,669
   China Oriental Group Co., Ltd................................................          10,000             3,003
   China Overseas Grand Oceans Group, Ltd.......................................         648,000           600,248
  #China Pharmaceutical Group, Ltd..............................................       2,779,877           670,518
  #China Power International Development, Ltd...................................       3,692,000           938,185
 #*China Power New Energy Development Co., Ltd..................................      11,240,000           527,811
 #*China Precious Metal Resources Holdings Co., Ltd.............................       6,832,318         1,251,006
  *China Properties Group, Ltd..................................................       2,147,000           647,270
  *China Qinfa Group, Ltd.......................................................       2,662,000           578,637
  *China Rare Earth Holdings, Ltd...............................................       4,150,000           907,709
  *China Renewable Energy Investment, Ltd.......................................       1,004,889            37,547
 #*China Resources Gas Group, Ltd...............................................       1,420,000         2,045,010
 #*China Rongsheng Heavy Industries Group Holdings, Ltd.........................       4,227,500         1,327,848
  *China Sanjiang Fine Chemicals Co., Ltd.......................................         290,000            75,869
   China SCE Property Holdings, Ltd.............................................         798,000           159,434
   China Shanshui Cement Group, Ltd.............................................       4,873,000         3,581,711
   China Shineway Pharmaceutical Group, Ltd.....................................       1,009,200         1,456,750
 #*China Singyes Solar Technologies Holdings, Ltd...............................       1,014,000           476,720
   China South City Holdings, Ltd...............................................       2,152,000           299,485
   China Starch Holdings, Ltd...................................................       1,935,000            63,488
  #China State Construction International Holdings, Ltd.........................       4,296,960         3,402,092
   China Sunshine Paper Holdings Co., Ltd.......................................         882,578            80,531


                                      1412

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *China Suntien Green Energy Corp., Ltd. Series H..............................       1,580,000   $       293,266
  *China Tontine Wines Group, Ltd...............................................         506,000            58,020
   China Travel International Investment Hong Kong, Ltd.........................      13,617,900         2,559,171
 #*China Vanadium Titano - Magnetite Mining Co., Ltd............................       2,405,000           494,935
  #China Water Affairs Group, Ltd...............................................       3,722,000         1,140,350
   China Wireless Technologies, Ltd.............................................       4,960,000           881,006
  #China Zhongwang Holdings, Ltd................................................       5,002,000         2,004,530
 #*Chinasoft International, Ltd.................................................       2,460,000           718,475
 #*Chongqing Iron & Steel Co., Ltd. Series H....................................       1,681,400           262,111
   Chongqing Machinery & Electric Co., Ltd. Series H............................       3,918,000           787,094
  #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....................         795,000           238,324
  *CIMC Enric Holdings, Ltd.....................................................         240,000            98,878
 #*Citic 21CN Co., Ltd..........................................................       4,665,200           258,188
  *Citic Resources Holdings, Ltd................................................      10,450,600         1,533,876
  *Clear Media, Ltd.............................................................          77,000            33,049
  *CNNC International, Ltd......................................................          28,042             8,804
  *Coastal Greenland, Ltd.......................................................       1,384,000            50,651
  #Comba Telecom Systems Holdings, Ltd..........................................       2,374,077         1,658,576
  *Comtec Solar Systems Group, Ltd..............................................       1,360,000           248,363
   COSCO International Holdings, Ltd............................................       3,063,000         1,297,887
  *Coslight Technology International Group, Ltd.................................          36,000             8,994
   CPMC Holdings, Ltd...........................................................         309,000           145,147
   DaChan Food Asia, Ltd........................................................         745,955           128,795
   Dalian Port (PDA) Co., Ltd. Series H.........................................       3,290,000           771,595
   Daphne International Holdings, Ltd...........................................       2,552,000         3,290,453
  *Daqing Dairy Holdings, Ltd...................................................         922,000           178,152
   Dawnrays Pharmaceutical Holdings, Ltd........................................         982,943           278,738
  *DBA Telecommunication Asia Holdings, Ltd.....................................         108,000            35,564
   Digital China Holdings, Ltd..................................................       2,003,800         3,302,823
  *Dongiang Environmental Co., Ltd. Series H....................................          36,600           117,761
  #Dongyue Group Co., Ltd.......................................................       2,753,000         2,291,749
  #Dynasty Fine Wines Group, Ltd................................................       1,324,000           313,943
  #Embry Holdings, Ltd..........................................................         448,000           242,612
  *Enerchina Holdings, Ltd......................................................       8,435,167            81,769
   ENN Energy Holdings, Ltd.....................................................       1,388,000         4,216,794
  *Evergreen International Holdings, Ltd........................................         176,000            42,635
  *Extrawell Pharmaceutical Holdings, Ltd.......................................       5,877,921           333,268
   Fantasia Holdings Group Co., Ltd.............................................       3,490,500           364,263
   First Tractor Co., Ltd. Series H.............................................       1,233,176         1,266,848
   Franshion Properties China, Ltd..............................................      10,742,300         2,613,943
  #Fufeng Group, Ltd............................................................       2,467,000         1,239,233
   Geely Automobile Holdings, Ltd...............................................      10,930,000         3,240,360
   Global Bio-Chem Technology Group Co., Ltd....................................       7,118,800         1,593,469
  *Global Sweeteners Holdings, Ltd..............................................       1,922,951           222,965
 #*Glorious Property Holdings, Ltd..............................................       8,100,501         1,293,599
   Goldbond Group Holdings, Ltd.................................................         350,000            13,970
  *Golden Meditech Holdings, Ltd................................................       3,000,000           417,313
   Goldlion Holdings, Ltd.......................................................         541,962           207,968
  #Good Friend International Holdings, Inc......................................         406,667           199,091
  *Goodtop Tin International Holdings, Ltd......................................       4,420,000           472,597
  #Great Wall Technology Co., Ltd. Series H.....................................       1,656,950           373,214
   Greentown China Holdings, Ltd................................................       2,048,148           916,804
   Guangdong Investment, Ltd....................................................          90,000            52,091
   Guangshen Railway Co., Ltd. Sponsored ADR....................................           7,064           128,989
   Guangzhou Investment Co., Ltd................................................      15,701,432         2,687,863
  #Guangzhou Pharmaceutical Co., Ltd. Series H..................................         648,000           508,019
   Guangzhou Shipyard International Co., Ltd. Series H..........................         297,400           260,897
  *Haier Electronics Group Co., Ltd.............................................       2,018,000         2,075,059
   Hainan Meilan International Airport Co., Ltd. Series H.......................         483,000           360,563
  #Haitian International Holdings, Ltd..........................................       1,296,000         1,353,617
   Harbin Electric Co., Ltd. Series H...........................................       2,531,413         2,445,472


                                      1413

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Henderson Investment, Ltd....................................................         832,000   $        63,242
  *Heng Tai Consumables Group, Ltd..............................................      10,840,462           482,099
  #Hengdeli Holdings, Ltd.......................................................       6,258,000         2,395,877
 #*Hi Sun Technology (China), Ltd...............................................       4,344,000         1,167,981
  #Hidili Industry International Development, Ltd...............................       3,926,000         1,464,213
  *Hisense Kelon Electrical Holdings Co., Ltd. Series H.........................       1,029,000           201,404
   HKC Holdings, Ltd............................................................      14,610,447           517,195
  #Hong Kong Resources Holdings Co., Ltd........................................       2,237,450           147,097
  *Honghua Group, Ltd...........................................................       3,513,000           375,450
  *Hopefluent Group Holdings, Ltd...............................................          58,000            11,572
  #Hopewell Highway Infrastructure, Ltd.........................................       1,306,000           715,608
  #Hopson Development Holdings, Ltd.............................................       3,476,000         2,127,324
  #Hua Han Bio-Pharmaceutical Holdings, Ltd.....................................       3,495,360           622,724
  #Huabao International Holdings, Ltd...........................................       4,442,014         3,015,490
 #*Huadian Power International Corp. Series H...................................       2,396,000           552,286
 #*Hunan Nonferrous Metal Corp., Ltd. Series H..................................       8,774,000         2,575,940
   Huscoke Resources Holdings, Ltd..............................................       8,002,000           145,353
   Inspur International, Ltd....................................................       6,200,000           195,570
  *Interchina Holdings Co., Ltd.................................................       8,010,000           510,684
  #International Mining Machinery Holdings, Ltd.................................       2,255,000         2,468,336
  *International Taifeng Holdings, Ltd..........................................         288,000           110,621
  #Intime Department Store Group Co., Ltd.......................................       2,345,500         2,844,125
  #Jingwei Textile Machinery Co., Ltd. Series H.................................         618,000           299,958
  #Ju Teng International Holdings, Ltd..........................................       2,456,000           319,788
  *Kai Yuan Holdings, Ltd.......................................................       8,260,000           198,092
 #*Kaisa Group Holdings, Ltd....................................................       5,673,000         1,147,666
   Kasen International Holdings, Ltd............................................         222,000            31,607
   Kingboard Chemical Holdings, Ltd.............................................         115,500           396,911
  #Kingboard Laminates Holdings, Ltd............................................       2,551,000         1,357,647
  #Kingdee International Software Group Co., Ltd................................       5,789,200         1,729,754
  #Kingsoft Corp., Ltd..........................................................       2,464,000         1,005,631
   Kingway Brewery Holdings, Ltd................................................       4,396,800         1,355,371
  #KWG Property Holding, Ltd....................................................       5,039,450         2,083,616
   Lai Fung Holdings, Ltd.......................................................       6,301,720           154,228
   Le Saunda Holdings, Ltd......................................................         892,000           316,748
  #Lee & Man Paper Manufacturing, Ltd...........................................       2,769,000         1,129,859
  #Li Ning Co., Ltd.............................................................       1,201,000         1,240,388
   Lianhua Supermarket Holdings Co., Ltd. Series H..............................       1,034,600         1,336,767
   Lijun International Pharmaceutical Holding, Ltd..............................       2,295,000           292,952
  #Lingbao Gold Co., Ltd. Series H..............................................       1,384,000           610,820
   Little Sheep Group, Ltd......................................................       1,182,000           990,677
   LK Technology Holdings, Ltd..................................................         820,000           223,263
  #Lonking Holdings, Ltd........................................................       6,648,000         2,686,423
   Loudong General Nice Resources China Holdings, Ltd...........................       6,535,117           514,025
   Magic Holdings International, Ltd............................................         227,600            86,139
 #*Maoye International Holdings, Ltd............................................       3,763,000           910,796
   Min Xin Holdings, Ltd........................................................         390,000           206,108
 #*Mingfa Group International Co., Ltd..........................................       2,690,000           853,023
  *Mingyuan Medicare Development Co., Ltd.......................................       8,730,000           297,934
   Minmetals Land, Ltd..........................................................       4,932,000           545,966
 #*Minmetals Resources, Ltd.....................................................       4,458,000         2,090,735
   Minth Group, Ltd.............................................................       1,209,000         1,302,805
 #*Nam Fong International Holdings, Ltd.........................................         306,758            34,703
  *Nan Hai Corp, Ltd............................................................       8,550,000            37,454
  *Nanjing Panda Electronics Co., Ltd. Series H.................................         194,000            38,407
   NetDragon Websoft, Inc.......................................................         363,544           211,435
   New World China Land, Ltd....................................................         990,000           239,706
  #New World Department Store China, Ltd........................................       1,374,462           834,052
  *NVC Lighting Holdings, Ltd...................................................       3,764,000         1,546,250
 #*O-Net Communications Group, Ltd..............................................         645,000           173,473
  *Oriental Ginza Holdings, Ltd.................................................       1,710,000            81,771


                                      1414

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  *Overseas Chinese Town Asia Holdings, Ltd.....................................         388,183   $       112,356
   Pacific Online, Ltd..........................................................         618,365           318,940
   PCD Stores Group, Ltd........................................................       8,032,000         1,219,789
 #*Peak Sport Products Co., Ltd.................................................       2,004,000           438,709
  *PetroAsian Energy Holdings, Ltd..............................................       3,772,000            95,130
  #Phoenix Satellite Television Holdings, Ltd...................................       1,908,000           614,158
  #Poly Hong Kong Investment, Ltd...............................................       6,207,000         3,091,004
   Ports Design, Ltd............................................................         984,000         1,610,585
  *Pou Sheng International Holdings, Ltd........................................       3,262,806           408,125
   Powerlong Real Estate Holdings, Ltd..........................................       4,246,000           564,102
   Prosperity International Holdings HK, Ltd....................................       3,080,000           174,513
   Qingling Motors Co., Ltd. Series H...........................................       2,146,000           594,764
   Qunxing Paper Holdings Co., Ltd..............................................         669,913           177,399
  #Real Gold Mining, Ltd........................................................         300,500           341,367
  #Real Nutriceutical Group, Ltd................................................       2,047,000           707,119
   Regent Manner International, Ltd.............................................       2,237,000           539,109
  #Renhe Commercial Holdings Co., Ltd...........................................      12,922,000         1,531,153
   REXLot Holdings, Ltd.........................................................      17,450,000         1,164,501
  *Richly Field China Development, Ltd..........................................       6,840,000           119,721
   Road King Infrastructure, Ltd................................................         600,000           350,247
  *Royale Furniture Holdings, Ltd...............................................          64,000            17,904
  *Sany Heavy Equipment International Holdings Co., Ltd.........................       1,000,000           877,652
  *Semiconductor Manufacturing International Corp...............................      93,483,000         4,926,844
   Shandong Chenming Paper Holdings, Ltd. Series H..............................         567,000           275,141
   Shandong Molong Petroleum Machinery Co., Ltd. Series H.......................         164,668            98,266
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H............................         154,000            40,802
  *Shanghai Industrial Urban Development Group, Ltd.............................       2,882,000           606,409
  #Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.............       2,070,000           282,630
   Shanghai Prime Machinery Co., Ltd. Series H..................................       4,280,000           716,541
  *Shanghai Zendai Property, Ltd................................................       7,225,000           124,626
   Shengli Oil & Gas Pipe Holdings, Ltd.........................................       2,752,500           283,431
  #Shenguan Holdings Group, Ltd.................................................       3,370,000         1,913,649
   Shenzhen Expressway Co., Ltd. Series H.......................................       2,322,400           966,700
   Shenzhen International Holdings, Ltd.........................................      42,344,300         2,891,303
   Shenzhen Investment, Ltd.....................................................      10,634,000         2,220,142
   Shenzhou International Group, Ltd............................................       1,048,000         1,501,361
   Shougang Concord Century Holdings, Ltd.......................................       1,137,153            52,708
   Shougang Concord International Enterprises Co., Ltd..........................      15,686,000         1,090,760
   Shougang Fushan Resources Group, Ltd.........................................      10,944,000         4,394,039
  #Shui On Land, Ltd............................................................       9,856,409         3,438,724
   Sichuan Expressway Co., Ltd. Series H........................................       2,980,000         1,274,462
  *Sihuan Pharmaceutical Holdings Group, Ltd....................................       1,179,000           426,553
  *Sijia Group Co., Ltd.........................................................          45,000            12,900
  #Silver Base Group Holdings, Ltd..............................................       1,352,000         1,093,890
   Silver Grant International Industries, Ltd...................................       5,152,000         1,154,339
   SIM Technology Group, Ltd....................................................       2,956,000           231,989
  #Sino Biopharmaceutical, Ltd..................................................       7,908,000         2,210,337
 #*Sino Oil & Gas Holdings, Ltd.................................................      29,402,766         1,021,867
  *Sino Prosper State Gold Resources Holdings, Ltd..............................      16,020,000           178,987
  *Sino Union Energy Investment Group, Ltd......................................       5,610,000           353,930
   SinoCom Software Group, Ltd..................................................         928,200            78,976
  #Sinofert Holdings, Ltd.......................................................       7,665,327         2,205,715
  *Sinolink Worldwide Holdings, Ltd.............................................      10,218,800           829,851
   SinoMedia Holding, Ltd.......................................................         621,000           200,630
  #Sino-Ocean Land Holdings, Ltd................................................      11,976,054         6,159,936
   Sinopec Kantons Holdings, Ltd................................................         928,000           535,558
   Sinotrans Shipping, Ltd......................................................       3,189,086           820,921
   Sinotrans, Ltd. Series H.....................................................       5,824,000         1,202,217
  #Sinotruk Hong Kong, Ltd......................................................       2,450,000         1,382,324
  #Skyworth Digital Holdings, Ltd...............................................       6,672,815         2,870,745
  *SMI Corp., Ltd...............................................................       3,096,066            99,907


                                      1415

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #Solargiga Energy Holdings, Ltd...............................................       2,383,000   $       266,704
  #Sparkle Roll Group, Ltd......................................................       5,200,000           589,419
   SPG Land Holdings, Ltd.......................................................         391,000            71,513
   SRE Group, Ltd...............................................................      11,937,053           576,471
  *Sunac China Holdings, Ltd....................................................         146,000            39,829
   Sunny Optical Technology Group Co., Ltd......................................         754,000           178,579
   Tak Sing Alliance Holdings, Ltd..............................................         253,257            19,884
   TCC International Holdings, Ltd..............................................       3,637,098         1,315,076
   TCL Communication Technology Holdings, Ltd...................................       1,938,198           890,007
  *TCL Multimedia Technology Holdings, Ltd......................................       2,396,510           879,825
  *Tech Pro Technology Development, Ltd.........................................         826,000           318,289
   Texhong Textile Group, Ltd...................................................         134,000            32,080
  #Tian An China Investments Co., Ltd...........................................       1,193,000           608,168
  *Tian Shan Development Holdings, Ltd..........................................         188,000            41,448
   Tiangong International Co., Ltd..............................................       3,058,000           617,408
  #Tianjin Capital Environmental Protection Group Co., Ltd. Series H............       1,542,000           393,402
  *Tianjin Development Holdings, Ltd............................................         972,000           530,779
   Tianjin Port Development Holdings, Ltd.......................................       2,060,800           288,802
  #Tianneng Power International, Ltd............................................       2,208,048           972,401
  *Tianyi Fruit Holdings, Ltd...................................................         608,000           134,423
   Tomson Group, Ltd............................................................       1,060,443           281,486
  *Tong Ren Tang Technologies Co., Ltd. Series H................................         325,000           358,853
  #Towngas China Co., Ltd.......................................................       2,893,000         1,670,456
   TPV Technology, Ltd..........................................................       2,857,964           728,528
   Travelsky Technology, Ltd. Series H..........................................       2,505,090         1,384,415
   Truly International Holdings, Ltd............................................       4,287,573           734,088
  #Uni-President China Holdings, Ltd............................................       3,568,000         2,093,306
  *United Energy Group, Ltd.....................................................      10,656,450         1,979,344
  *United Gene High-Tech Group, Ltd.............................................      15,300,000           128,221
  #Vinda International Holdings, Ltd............................................       1,316,000         1,599,901
 #*VODone, Ltd..................................................................       6,252,000           901,171
  #Wasion Group Holdings, Ltd...................................................       1,536,000           617,281
   Weiqiao Textile Co., Ltd. Series H...........................................       2,212,000         1,139,545
   Welling Holding, Ltd.........................................................       2,514,000           385,099
 #*West China Cement, Ltd.......................................................       6,412,000         1,065,453
  #Wumart Stores, Inc. Series H.................................................         277,000           569,845
   Xiamen International Port Co., Ltd. Series H.................................       5,166,000           785,537
  #Xingda International Holdings, Ltd...........................................       2,642,000         1,042,373
  #Xinhua Winshare Publishing & Media Co., Ltd. Series H........................         819,103           368,530
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H...........................       1,754,598           549,013
  *Xiwang Sugar Holdings Co., Ltd...............................................       2,151,178           315,985
 #*XTEP International Holdings, Ltd.............................................       2,025,500           663,137
  *Yantai North Andre Juice Co. Series H........................................         480,000            16,390
   Yingde Gases Group Co., Ltd..................................................       2,093,000         2,407,044
  #Yip's Chemical Holdings, Ltd.................................................         910,000           686,175
 #*Youyuan International Holdings, Ltd..........................................          44,000            10,928
  #Yuexiu Transport Infrastructure, Ltd.........................................       2,108,018           913,856
  *Yuzhou Properties Co.........................................................         118,000            28,885
   Zhejiang Expressway Co., Ltd. Series H.......................................       4,076,000         2,855,871
 #*Zhejiang Glass Co., Ltd. Series H............................................         445,000                --
  *Zhong An Real Estate, Ltd....................................................         890,400           128,797
  #Zhuzhou CSR Times Electric Co., Ltd. Series H................................       1,146,000         2,530,791
                                                                                                   ---------------
TOTAL CHINA.....................................................................                       293,567,085
                                                                                                   ---------------
HUNGARY -- (0.1%)
  *CIG Pannonia Life Insurance P.L.C............................................             510             1,174
  *Danubius Hotel & Spa P.L.C...................................................          45,091           601,715
  *Egis Pharmaceuticals P.L.C...................................................           8,445           621,055
 #*FHB Mortgage Bank NYRT.......................................................          41,326            94,042
  *Fotex Holding SE Co., Ltd....................................................         119,895           157,396
  *PannErgy P.L.C...............................................................         127,046           389,539


                                      1416

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
HUNGARY -- (Continued)
   Zwack Unicum NYRT............................................................             856   $        47,719
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                         1,912,640
                                                                                                   ---------------
INDIA -- (7.9%)
  *3M India, Ltd................................................................           4,978           361,646
   Aban Offshore, Ltd...........................................................          30,087           270,521
   ABG Shipyard, Ltd............................................................          55,423           432,727
   Aditya Birla Nuvo, Ltd.......................................................          37,126           611,084
   Aegis Logistics, Ltd.........................................................          11,109            37,301
   Agro Tech Foods, Ltd.........................................................          39,674           335,955
   AIA Engineering, Ltd.........................................................          44,021           258,956
   Ajmera Realty & Infra India, Ltd.............................................          12,450            30,667
   Akzo Nobel India, Ltd........................................................          50,985           826,305
   Alembic Pharmaceuticals, Ltd.................................................         265,727           205,294
  *Alembic, Ltd.................................................................         265,727            97,317
   Allahabad Bank, Ltd..........................................................         232,957           759,376
   Allcargo Logistics, Ltd......................................................           3,483             9,712
   Alok Industries, Ltd.........................................................         825,062           333,592
   Alstom Projects India, Ltd...................................................          49,538           336,427
   Amara Raja Batteries, Ltd....................................................          53,041           231,316
   Amtek Auto, Ltd..............................................................         330,222           725,366
   Anant Raj Industries, Ltd....................................................         316,051           388,043
  *Andhra Bank, Ltd.............................................................         375,447           774,615
   Ansal Properties & Infrastructure, Ltd.......................................          82,517            55,662
  *Apollo Hospitals Enterprise, Ltd.............................................         249,642         3,035,832
   Apollo Tyres, Ltd............................................................         663,125           969,435
   Aptech, Ltd..................................................................          63,975           113,502
   Areva T&D India, Ltd.........................................................         146,336           509,738
  *Arvind, Ltd..................................................................         324,737           632,809
  *Asahi India Glass, Ltd.......................................................         220,013           262,261
  *Ashok Leyland, Ltd...........................................................       2,615,570         1,447,127
   Asian Hotels East, Ltd.......................................................          13,104            79,314
   Asian Hotels West, Ltd.......................................................           6,100            16,848
   Aurobindo Pharma, Ltd........................................................         541,470         1,254,712
   Automotive Axles, Ltd........................................................          19,185           179,633
   Aventis Pharma, Ltd..........................................................          23,466         1,088,583
   Bajaj Electricals, Ltd.......................................................          91,791           324,301
   Bajaj Finance, Ltd...........................................................          54,152           821,777
   Bajaj Finserv, Ltd...........................................................         115,432         1,048,369
   Bajaj Hindusthan, Ltd........................................................         738,770           516,303
   Bajaj Holdings & Investment, Ltd.............................................          86,830         1,181,080
   Balkrishna Industries, Ltd...................................................          18,360            71,663
   Ballarpur Industries, Ltd....................................................         910,052           426,064
   Balmer Lawrie & Co., Ltd.....................................................          23,290           248,939
   Balrampur Chini Mills, Ltd...................................................         745,160           731,003
   Bank of Maharashtra, Ltd.....................................................         463,963           447,152
   Bannari Amman Sugars, Ltd....................................................          15,663           192,645
   BASF India, Ltd..............................................................          12,834           130,762
   Bata India, Ltd..............................................................          86,199         1,196,872
   BEML, Ltd....................................................................          32,235           345,517
   Bengal & Assam Co., Ltd......................................................           3,943            17,241
   Berger Paints India, Ltd.....................................................         531,407         1,046,199
  *BF Utilities, Ltd............................................................          27,513           208,578
  *BGR Energy Systems, Ltd......................................................          96,372           449,630
  *Bharat Forge, Ltd............................................................         310,902         1,834,779
   Bhushan Steel, Ltd...........................................................         391,545         2,796,635
  *Biocon, Ltd..................................................................          77,663           416,002
   Birla Corp., Ltd.............................................................         104,359           566,495
   Bl Kashyap & Sons, Ltd.......................................................             554               148
   Blue Dart Express, Ltd.......................................................          17,025           573,309
   Blue Star, Ltd...............................................................         119,701           413,387


                                      1417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Bombay Burmah Trading Co.....................................................           6,565   $        52,664
   Bombay Dyeing & Manufacturing Co., Ltd.......................................          56,142           475,515
   Bombay Rayon Fashions, Ltd...................................................          17,322            91,614
   Brigade Enterprises, Ltd.....................................................           5,002             6,206
   Britannia Industries, Ltd....................................................         156,097         1,427,998
   Cadila Healthcare, Ltd.......................................................          20,073           268,412
   Carborundum Universal, Ltd...................................................         304,350           918,545
   Central Bank of India........................................................         672,545         1,151,605
   Centum Electronics, Ltd......................................................           5,939             6,608
   Century Enka, Ltd............................................................           7,619            17,719
   Century Plyboards India, Ltd.................................................         137,796           148,099
   Century Textiles & Industries, Ltd...........................................          71,457           403,399
   CESC, Ltd....................................................................         164,998           837,832
   Chambal Fertilizers & Chemicals, Ltd.........................................         539,201           922,225
  *Chemplast Sanmar, Ltd........................................................          79,745             8,818
   Chennai Petroleum Corp., Ltd.................................................         155,542           534,540
  *Cholamandalam Investment & Finance Co., Ltd..................................          71,956           220,663
   City Union Bank, Ltd.........................................................         630,312           552,187
   Clariant Chemicals (India), Ltd..............................................          25,417           317,108
   CMC, Ltd.....................................................................          55,642         1,014,224
   Core Education & Technologies, Ltd...........................................         115,644           603,047
  *Coromandel International, Ltd................................................         436,106         2,342,872
   Corporation Bank.............................................................         111,558           932,331
  *Crisil, Ltd..................................................................         101,450         1,844,517
   Dalmia Bharat Enterprises, Ltd...............................................          57,406           149,720
   Dalmia Cement (Bharat), Ltd..................................................          30,095             8,726
  *DB Corp., Ltd................................................................           1,184             4,639
  *DB Realty, Ltd...............................................................         272,362           340,896
   DCM Shriram Consolidated, Ltd................................................         234,793           201,782
  *Deccan Chronicle Holdings, Ltd...............................................         104,772            91,522
   Deepak Fertilizers & Petrochemicals Corp., Ltd...............................         143,664           403,425
  *Development Credit Bank, Ltd.................................................         332,645           289,143
   Dewan Housing Finance Corp., Ltd.............................................         110,571           523,449
   Dhanalakshmi Bank, Ltd.......................................................          31,360            37,676
  *Dish TV (India), Ltd.........................................................         931,187         1,175,792
   Dishman Pharmaceuticals & Chemicals, Ltd.....................................          45,678            47,616
  *Dredging Corp. of India, Ltd.................................................             127               757
   E.I.D. - Parry (India), Ltd..................................................         285,956         1,195,258
   eClerx Services, Ltd.........................................................          20,502           297,744
   Edelweiss Financial Services, Ltd............................................         353,351           236,591
   Educomp Solutions, Ltd.......................................................         128,363           558,346
   Eicher Motors, Ltd...........................................................          44,035         1,491,849
   EIH, Ltd.....................................................................         368,326           656,551
   Elder Pharmaceuticals, Ltd...................................................          41,972           291,407
   Electrosteel Casings, Ltd....................................................         302,373           118,500
   Elgi Equipments, Ltd.........................................................         224,474           314,684
   Emami, Ltd...................................................................          27,791           198,364
  *Entertainment Network India, Ltd.............................................          23,819           110,540
   Era Infra Engineering, Ltd...................................................         166,861           458,907
   Esab India, Ltd..............................................................          26,438           277,641
   Escorts, Ltd.................................................................         163,921           269,538
  *Essar Ports, Ltd.............................................................         236,769           287,941
  *Essar Shipping, Ltd..........................................................         112,311            69,165
   Essel Propack, Ltd...........................................................         195,868           130,732
   Eveready Industries (India), Ltd.............................................          77,672            43,140
  *Everonn Education, Ltd.......................................................           7,499            42,221
   FAG Bearings (India), Ltd....................................................          26,817           647,606
   FDC, Ltd.....................................................................         245,896           407,544
  *Federal Bank, Ltd............................................................         376,235         3,032,793
  *Federal-Mogul Goetze (India), Ltd............................................          60,504           295,858
   Financial Technologies (India), Ltd..........................................          56,727           826,811


                                      1418

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Finolex Cables, Ltd..........................................................         232,057   $       155,763
   Finolex Industries, Ltd......................................................         229,394           246,467
  *Fortis Healthcare India, Ltd.................................................         242,873           512,633
  *Fresenius Kabi Oncology, Ltd.................................................          11,883            24,568
   Future Capital Holdings, Ltd.................................................          56,836           150,855
   Gammon India, Ltd............................................................          84,762            88,883
  *Gammon Infrastructure Projects, Ltd..........................................          50,558            14,013
   Ganesh Housing Corp., Ltd....................................................           1,657             3,899
   Gateway Distriparks, Ltd.....................................................         140,729           367,057
   Geodesic, Ltd................................................................          97,598            92,439
   Geojit BNP Paribas Financial Services, Ltd...................................          27,975            10,300
   GHCL, Ltd....................................................................         108,622            74,225
  *Gillette India, Ltd..........................................................           9,020           345,886
   Gitanjali Gems, Ltd..........................................................          90,316           565,917
  *GlaxoSmithKline Consumer Healthcare, Ltd.....................................          42,489         2,209,758
   Glenmark Pharmaceuticals, Ltd................................................          11,536            68,927
   Godfrey Phillips India, Ltd..................................................           3,072           182,032
   Godrej Consumer Products, Ltd................................................           7,659            68,886
   Godrej Industries, Ltd.......................................................         263,939         1,078,847
  *Godrej Properties, Ltd.......................................................          14,886           196,774
   Gokul Refoils & Solvent, Ltd.................................................          39,085            62,601
   Graphite India, Ltd..........................................................         221,802           335,799
   Great Eastern Shipping Co., Ltd..............................................         182,520           856,067
   Greaves Cotton, Ltd..........................................................         461,835           785,499
   Grindwell Norton, Ltd........................................................          18,171            86,473
   Gruh Finance, Ltd............................................................          22,239           267,973
  *GTL Infrastructure, Ltd......................................................         909,413           219,678
   Gujarat Alkalies & Chemicals, Ltd............................................         135,835           372,096
   Gujarat Ambuja Exports, Ltd..................................................         156,663            71,221
   Gujarat Fluorochemicals, Ltd.................................................         145,154         1,426,097
   Gujarat Gas Co., Ltd.........................................................         171,320         1,347,568
   Gujarat Industries Power Co., Ltd............................................          44,878            66,341
   Gujarat Mineral Development Corp., Ltd.......................................         197,377           714,527
   Gujarat Narmada Valley Fertilizers Co., Ltd..................................         190,388           322,467
   Gujarat NRE Coke, Ltd........................................................         417,605           188,002
   Gujarat State Fertilizers & Chemicals, Ltd...................................          97,061           737,954
   Gujarat State Petronet, Ltd..................................................         392,087           659,931
   Gulf Oil Corp., Ltd..........................................................          48,781            65,369
  *GVK Power & Infrastructure, Ltd..............................................       2,088,227           672,654
   Havells India, Ltd...........................................................          77,448           750,531
   HCL Infosystems, Ltd.........................................................         161,533           152,028
   HEG, Ltd.....................................................................          58,975           228,809
  *HeidelbergCement India, Ltd..................................................         221,953           151,103
  *Hexa Tradex, Ltd.............................................................          73,518            52,040
   Hexaware Technologies, Ltd...................................................         723,327         1,237,786
   Hikal, Ltd...................................................................          16,247            91,069
  *Himachal Futuristic Communications, Ltd......................................       1,979,484           539,126
   Hinduja Global Solutions, Ltd................................................          36,075           235,719
   Hinduja Ventures, Ltd........................................................          36,075           259,251
   Hindustan Construction Co., Ltd..............................................       1,114,368           530,343
  *Hindustan Oil Exploration Co., Ltd...........................................          90,236           213,381
   Honeywell Automation India, Ltd..............................................           7,424           353,679
   Hotel Leelaventure, Ltd......................................................         513,732           355,885
  *Housing Development & Infrastructure, Ltd....................................         575,523           922,750
   HSIL, Ltd....................................................................          88,826           230,995
   HT Media, Ltd................................................................          67,258           189,110
   India Cements, Ltd...........................................................         497,046           807,894
   India Infoline, Ltd..........................................................         465,555           499,468
   Indiabulls Financial Services, Ltd...........................................         357,294         1,304,049
   Indian Bank..................................................................         118,356           532,340
   Indian Hotels Co., Ltd.......................................................         887,643         1,176,845


                                      1419

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Indian Overseas Bank.........................................................         295,545   $       523,475
   Indo Rama Synthetics (India), Ltd............................................         110,426            76,776
   Indoco Remedies, Ltd.........................................................          12,300           106,969
  *Indraprastha Gas, Ltd........................................................          65,891           475,504
   IndusInd Bank, Ltd...........................................................         115,525           680,609
   INEOS ABS India, Ltd.........................................................          23,441           284,351
   Info Edge (India), Ltd.......................................................          28,474           360,814
   Infotech Enterprises, Ltd....................................................         174,836           477,112
   ING Vysya Bank, Ltd..........................................................          21,126           142,882
   Ingersoll-Rand India, Ltd....................................................          13,804           127,433
   Ipca Laboratories, Ltd.......................................................         163,730           987,962
   IRB Infrastructure Developers, Ltd...........................................         244,157           860,330
   IVRCL Infrastructures & Projects, Ltd........................................         301,329           306,822
   J.B. Chemicals & Pharmaceuticals, Ltd........................................          89,920           123,819
   Jagran Prakashan, Ltd........................................................         214,855           422,077
   Jai Balaji Industries, Ltd...................................................           1,974             1,712
   Jai Corp., Ltd...............................................................          99,161           158,043
   Jain Irrigation Systems, Ltd. (6312345)......................................         556,840         1,072,172
  *Jain Irrigation Systems, Ltd. (B40PKT1)......................................          27,842            20,665
   Jammu & Kashmir Bank, Ltd....................................................          76,305         1,273,622
  *Jaypee Infratech, Ltd........................................................         329,332           285,038
   JBF Industries, Ltd..........................................................          85,460           189,230
  *Jet Airways (India), Ltd.....................................................          39,436           198,789
   Jindal Drilling & Industries, Ltd............................................          13,908            90,303
   Jindal Poly Films, Ltd.......................................................          58,808           252,473
   Jindal Saw, Ltd..............................................................         386,769         1,109,911
  *Jindal Stainless, Ltd........................................................         207,228           312,449
   JM Financial, Ltd............................................................         222,159            66,699
  *JSW ISPAT Steel, Ltd.........................................................       1,481,441           395,778
   Jubilant Industries, Ltd.....................................................           4,575            19,468
   Jubilant Organosys, Ltd......................................................         125,204           438,857
  *Jyothy Laboratories, Ltd.....................................................          47,653           157,754
   K.S.B. Pumps, Ltd............................................................          31,790           118,429
   Kajaria Ceram................................................................          56,192           129,078
  *Kakinada Fertilizers, Ltd....................................................         632,949           143,500
   Kalpataru Power Transmission, Ltd............................................          73,854           153,564
   Kansai Nerolac Paints, Ltd...................................................             198             3,426
   Karnataka Bank, Ltd..........................................................         326,729           571,444
   Karur Vysya Bank, Ltd........................................................         159,651         1,215,893
   Karuturi Global, Ltd.........................................................         408,138            45,994
   KEC International, Ltd.......................................................         271,043           292,385
   Kesoram Industries, Ltd......................................................          56,319           137,802
   Kewal Kiran Clothing, Ltd....................................................           1,598            20,150
  *Kingfisher Airlines, Ltd.....................................................         428,679           213,770
   Kirloskar Brothers, Ltd......................................................             817             2,170
   Kirloskar Industries, Ltd....................................................           8,177            43,540
   Kirloskar Oil Engines, Ltd...................................................         218,179           595,154
   KPIT Cummins Infosystems, Ltd................................................         107,009           318,230
  *KSK Energy Ventures, Ltd.....................................................          34,237            41,337
   Lakshmi Machine Works, Ltd...................................................           8,150           263,475
   Lakshmi Vilas Bank, Ltd......................................................          63,043           110,867
  *Lanco Infratech, Ltd.........................................................       1,474,221           450,639
   Madhucon Projects, Ltd.......................................................           9,477            11,202
   Madras Cements, Ltd..........................................................          80,216           189,393
  *Mahanagar Telephone Nigam, Ltd...............................................         362,454           224,980
   Maharashtra Scooters, Ltd....................................................           4,550            28,379
   Maharashtra Seamless, Ltd....................................................          99,628           685,727
   Mahindra & Mahindra Financial Services, Ltd..................................         100,699         1,442,608
  *Mahindra Holidays & Resorts India, Ltd.......................................           1,728            10,299
   Mahindra Lifespace Developers, Ltd...........................................          35,935           209,152
   Marico, Ltd..................................................................         660,341         2,026,263


                                      1420

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
  *Mastek, Ltd..................................................................          30,383   $        52,016
  *MAX India, Ltd...............................................................         294,613           965,301
   McLeod Russel (India), Ltd...................................................         119,811           454,485
  *Mercator Lines, Ltd..........................................................         366,685           179,871
  *Merck, Ltd...................................................................          20,256           250,901
   MindTree, Ltd................................................................          28,589           248,542
   Monnet Ispat, Ltd............................................................          73,393           715,598
   Monsanto India, Ltd..........................................................          22,756           328,085
  *Moser Baer (India), Ltd......................................................           1,309               472
  *Motherson Sumi Systems, Ltd..................................................         628,155         2,092,802
   Motilal Oswal Financial Services, Ltd........................................          18,723            41,041
  *Mphasis, Ltd.................................................................         116,617           888,744
   MRF, Ltd.....................................................................           5,580           891,293
   Nagarjuna Construction Co., Ltd..............................................         370,328           426,115
  *Nagarjuna Oil Refinery, Ltd..................................................         575,408           130,455
   Nahar Capital & Financial Services, Ltd......................................          10,494             9,857
   Nahar Poly Films, Ltd........................................................          31,302            14,848
   Nahar Spinning Mills, Ltd....................................................          55,299            64,486
   Natco Pharma, Ltd............................................................          21,537           120,900
   Nava Bharat Ventures, Ltd....................................................           4,765            17,655
   Navneet Publications India, Ltd..............................................         216,124           234,546
   NESCO, Ltd...................................................................           8,592           114,497
   NIIT Technologies, Ltd.......................................................         114,330           480,404
   NIIT, Ltd....................................................................         340,635           289,665
  *Nitin Fire Protection Industries, Ltd........................................         153,807           127,177
   Noida Toll Bridge Co., Ltd...................................................         180,315            82,326
   Nucleus Software Exports, Ltd................................................          27,503            39,880
   OCL India, Ltd...............................................................          56,194           101,649
  *OMAXE, Ltd...................................................................         195,320           584,309
  *OnMobile Global, Ltd.........................................................           5,906             9,105
   Opto Circuits India, Ltd.....................................................         347,144         1,658,444
   Orbit Corp., Ltd.............................................................          18,562            17,524
   Orchid Chemicals & Pharmaceuticals, Ltd......................................         113,459           385,910
   Orient Paper & Industries, Ltd...............................................         238,530           248,804
   Oriental Bank of Commerce....................................................          56,252           290,600
   Orissa Minerals Development Co., Ltd.........................................             392           281,743
  *Oswal Chemical & Fertilizers, Ltd............................................          27,266            27,717
   Page Industries, Ltd.........................................................           3,862           194,594
   Panacea Biotec, Ltd..........................................................          98,207           174,521
   Pantaloon Retail India, Ltd..................................................           2,575             8,764
   Pantaloon Retail India, Ltd. Series B........................................             257               497
  *Parsvnath Developers, Ltd....................................................         305,536           364,341
  *Patni Computer Systems, Ltd..................................................          88,721           834,243
  *Patni Computer Systems, Ltd. ADR.............................................          23,192           428,356
   Peninsula Land, Ltd..........................................................         157,697           118,940
   Petronet LNG, Ltd............................................................         759,911         2,526,301
   Pfizer, Ltd..................................................................           1,178            28,267
   Phoenix Mills, Ltd...........................................................          44,528           160,289
   Pidilite Industries, Ltd.....................................................         856,406         2,336,608
  *Pipavav Defence & Offshore Engineering Co., Ltd..............................         344,385           499,889
   Piramal Healthcare, Ltd......................................................         224,771         1,856,112
   Plethico Pharmaceuticals, Ltd................................................          37,268           274,848
   Polaris Financial Technology, Ltd............................................         125,423           361,786
   Praj Industries, Ltd.........................................................         196,902           349,817
  *Prism Cement, Ltd............................................................         411,116           354,248
   Proctor & Gamble Hygiene & Health Care, Ltd..................................           1,788            66,323
   PTC (India), Ltd.............................................................         601,567           593,209
   Punj Lloyd, Ltd..............................................................         500,344           533,279
   Radico Khaitan, Ltd..........................................................         199,753           448,374
   Rain Commodities, Ltd........................................................         384,415           259,391
   Rajesh Exports, Ltd..........................................................         168,999           449,040


                                      1421

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Rallis India, Ltd............................................................         296,530   $       781,514
  *Rama Newsprint & Papers, Ltd.................................................           7,271             1,386
   Raymond, Ltd.................................................................          98,113           677,008
  *Redington India, Ltd.........................................................         416,993           661,617
   REI Agro, Ltd................................................................       1,490,362           439,413
   REI Six Ten Retail, Ltd......................................................         159,806            43,229
   Rolta (India), Ltd...........................................................         286,740           458,171
   Ruchi Soya Industries, Ltd...................................................         371,710           714,211
   S Mobility, Ltd..............................................................          70,822           116,697
   S. Kumars Nationwide, Ltd....................................................         409,284           274,783
   Sadbhav Engineering, Ltd.....................................................          22,951            61,182
  *Satyam Computer Services, Ltd................................................       1,448,406         2,145,249
  *SEAMEC, Ltd..................................................................          51,027           101,925
   Shipping Corp. of India, Ltd.................................................         433,181           574,330
   Shiv-Vani Oil & Gas Exploration Services, Ltd................................           7,812            32,179
   Shoppers Stop, Ltd...........................................................          48,787           288,051
   Shree Cement, Ltd............................................................          17,520           800,355
   Shree Renuka Sugars, Ltd.....................................................       1,064,658           817,205
   Simplex Infrastructures, Ltd.................................................           1,045             4,068
   Sintex Industries, Ltd.......................................................         503,140           817,372
   SKF (India), Ltd.............................................................          68,494           840,215
  *Smartgrid Auto...............................................................         146,336           125,486
   Sobha Developers, Ltd........................................................         132,746           688,758
   Solar Industries India, Ltd..................................................           2,929            46,973
   Sona Koyo Steering Systems, Ltd..............................................          12,892             3,514
   Sonata Software, Ltd.........................................................           8,168             3,857
   South Indian Bank, Ltd.......................................................       1,862,905           868,286
   SREI Infrastructure Finance, Ltd.............................................         297,648           196,334
   SRF, Ltd.....................................................................         101,277           555,939
   State Bank of Bikaner & Jaipur...............................................          45,845           337,146
   Sterling Biotech, Ltd........................................................         305,767            86,981
   Sterlite Technologies, Ltd...................................................         478,470           380,554
   Strides Arcolab, Ltd.........................................................          76,183           808,458
  *Summit Securities, Ltd.......................................................             191               291
  *Sun Pharma Advanced Research Co., Ltd........................................         282,311           474,777
   Sundaram Finance, Ltd........................................................          18,312           210,396
   Sundaram-Clayton, Ltd........................................................           7,780            27,762
   Sundram Fastners, Ltd........................................................         365,122           371,005
   Supreme Industries, Ltd......................................................         111,325           395,444
   Supreme Petrochem, Ltd.......................................................         144,830           139,669
  *Surana Industries, Ltd.......................................................          13,141           101,943
  *Suzlon Energy, Ltd...........................................................       2,083,559         1,175,458
   Swaraj Engines, Ltd..........................................................           3,100            27,212
   Syndicate Bank...............................................................         426,884           828,914
   Taj GVK Hotels & Resorts, Ltd................................................          67,501           100,276
   Tata Chemicals, Ltd..........................................................         101,788           699,794
  #Tata Communications, Ltd. ADR................................................          62,218           571,161
   Tata Elxsi, Ltd..............................................................          51,574           210,879
   Tata Investment Corp., Ltd...................................................          42,659           379,526
   Tata Tea, Ltd................................................................         860,824         1,871,224
  *Tata Teleservices Maharashtra, Ltd...........................................       1,115,420           357,511
   TCI Developers, Ltd..........................................................             452             1,390
   Tech Mahindra, Ltd...........................................................         103,525         1,361,635
  *Teledata Marine Solutions, Ltd...............................................         152,395             2,244
   Texmaco Rail & Engineering, Ltd..............................................         155,901           199,614
   Texmaco, Ltd.................................................................         155,901            88,884
   Thermax India, Ltd...........................................................          84,627           838,743
   Thomas Cook India, Ltd.......................................................         155,539           127,402
   Time Technoplast, Ltd........................................................         123,857           123,182
   Timken India, Ltd............................................................          23,005            89,893
   Titagarh Wagons, Ltd.........................................................           9,801            80,362


                                      1422

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Torrent Pharmaceuticals, Ltd.................................................         116,854   $     1,304,325
   Trent, Ltd...................................................................          23,093           409,354
  *Trent, Ltd. Series B.........................................................           4,198            72,167
   Triveni Turbine, Ltd.........................................................         146,168           115,291
   TTK Prestige, Ltd............................................................           8,464           405,378
   Tube Investments of India, Ltd...............................................         290,925           693,335
   Tulip IT Services, Ltd.......................................................         157,309           349,370
  *TV18 Broadcast, Ltd..........................................................          79,058            50,006
   TVS Motor Co., Ltd...........................................................         443,719           469,892
   UCO Bank.....................................................................         483,746           670,543
   Uflex, Ltd...................................................................          72,922           195,035
   Unichem Laboratories, Ltd....................................................         130,867           375,344
  *Unitech, Ltd.................................................................       2,836,847         1,492,063
   United Phosphorus, Ltd.......................................................         635,382         1,891,733
   Usha Martin, Ltd.............................................................         433,015           274,650
  *Vardhman Special Steels, Ltd.................................................          15,258             6,480
   Vardhman Textiles, Ltd.......................................................          76,291           301,066
   Varun Shipping Co., Ltd......................................................          82,640            28,915
   Vesuvius India, Ltd..........................................................           1,802            12,629
   Videocon Industries, Ltd.....................................................         221,526           781,077
   Videsh Sanchar Nigam, Ltd....................................................         153,384           699,645
   Vijaya Bank, Ltd.............................................................         301,848           340,310
   VIP Industries, Ltd..........................................................         149,430           340,071
   Voltas, Ltd..................................................................         247,067           479,191
  *VST Industries, Ltd..........................................................           1,192            29,227
   WABCO India, Ltd.............................................................           6,749           180,516
   Walchandnagar Industries, Ltd................................................             166               308
   Welspun Corp., Ltd...........................................................         243,726           567,002
  *Welspun Global Brands, Ltd...................................................           9,265             9,105
  *Welspun India, Ltd...........................................................          52,060            44,497
  *Welspun Investments & Commercials, Ltd.......................................           3,961             3,480
  *Wockhardt, Ltd...............................................................          78,177           598,532
   Wyeth, Ltd...................................................................          37,441           603,677
   Yes Bank, Ltd................................................................         143,407           954,244
   Zee Entertainment Enterprises, Ltd...........................................         214,918           554,460
  *Zee Learn, Ltd...............................................................          57,229            16,610
   Zensar Technologies, Ltd.....................................................          82,234           287,414
   Zuari Industries, Ltd........................................................          42,970           388,584
   Zydus Wellness, Ltd..........................................................          16,930           140,518
                                                                                                   ---------------
TOTAL INDIA.....................................................................                       179,374,428
                                                                                                   ---------------
INDONESIA -- (4.6%)
  *PT Ace Hardware Indonesia Tbk................................................          76,500            35,262
   PT Adhi Karya Tbk............................................................       2,084,500           159,666
  *PT Agis Tbk..................................................................      17,431,500           236,135
   PT AKR Corporindo Tbk........................................................      11,653,700         4,722,784
  *PT Alam Sutera Realty Tbk....................................................      42,986,000         2,313,372
   PT Aneka Tambang Tbk.........................................................      13,894,000         2,900,079
   PT Asahimas Flat Glass Tbk...................................................         983,000           753,515
   PT Astra Graphia Tbk.........................................................       1,904,000           213,345
  *PT Bakrie & Brothers Tbk.....................................................     319,498,500         1,773,842
   PT Bakrie Sumatera Plantations Tbk...........................................      48,750,000         1,566,659
  *PT Bakrie Telecom Tbk........................................................      72,943,898         2,066,592
  *PT Bakrieland Development Tbk................................................     162,583,750         2,469,173
   PT Bank Bukopin Tbk..........................................................      15,614,166         1,072,799
  *PT Bank Pan Indonesia Tbk....................................................         402,000            37,922
   PT Bank Tabungan Negara Tbk..................................................      10,136,712         1,350,802
  *PT Bank Tabungan Pensiunan Nasional Tbk......................................         528,500           208,256
  *PT Barito Pacific Tbk........................................................       8,791,000           751,572
  *PT Berlian Laju Tanker Tbk...................................................      35,106,366           765,389
   PT Bhakti Investama Tbk......................................................      78,193,900         2,341,303


                                      1423

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
  *PT Bisi International Tbk....................................................       5,737,500   $       579,175
   PT Budi Acid Jaya Tbk........................................................       5,947,000           165,009
  *PT Bumi Resources Minerals Tbk...............................................       2,212,000           137,490
  *PT Bumi Serpong Damai Tbk....................................................      28,893,200         3,370,979
  *PT BW Plantation Tbk.........................................................       6,053,000           840,762
  *PT Central Proteinaprima Tbk.................................................      21,920,000           129,228
   PT Chandra Asri Petrochemical Tbk............................................          13,500             3,441
  *PT Charoen Pokphand Indonesia Tbk............................................      16,983,500         4,711,485
   PT Ciputra Development Tbk...................................................      31,619,580         2,000,943
   PT Ciputra Surya Tbk.........................................................       3,133,000           291,726
  *PT Citra Marga Nusaphala Persada Tbk.........................................       7,897,000         1,437,861
   PT Clipan Finance Indonesia Tbk..............................................       1,482,000            75,515
  *PT Darma Henwa Tbk...........................................................      72,303,600           673,220
  *PT Davomas Adabi Tbk.........................................................      38,846,500           215,660
  *PT Delta Dunia Makmur Tbk....................................................      22,059,000         1,613,257
   PT Elnusa Tbk................................................................       1,749,500            47,600
  *PT Energi Mega Persada Tbk...................................................     134,411,000         2,933,735
   PT Ever Shine Textile Tbk....................................................       3,654,640            67,076
   PT Fajar Surya Wisesa Tbk....................................................           5,000             2,223
   PT Gajah Tunggal Tbk.........................................................       6,588,000         2,117,471
   PT Global Mediacom Tbk.......................................................      20,618,500         2,541,333
   PT Gozco Plantations Tbk.....................................................       7,246,500           225,433
  *PT Hanson International Tbk..................................................      15,502,000           499,264
   PT Hexindo Adiperkasa Tbk....................................................         898,500           958,018
   PT Holcim Indonesia Tbk......................................................       9,852,500         2,434,574
  *PT Indah Kiat Pulp & Paper Corp. Tbk.........................................       9,919,500         1,409,260
   PT Indika Energy Tbk.........................................................       5,432,500         1,476,710
   PT Indorama Synthetics Tbk...................................................         485,000           115,574
  *PT Inovisi Infracom Tbk......................................................          95,200            59,829
  *PT Intiland Development Tbk..................................................      13,640,532           378,521
   PT Japfa Comfeed Indonesia Tbk...............................................       3,492,500         1,589,530
   PT Jaya Real Property Tbk....................................................       1,967,500           459,594
  *PT Kawasan Industri Jababeka Tbk.............................................      76,055,000         1,551,646
   PT Lippo Karawaci Tbk........................................................      66,250,312         4,929,774
   PT Matahari Putra Prima Tbk..................................................       8,224,128           840,719
   PT Mayorah Indah Tbk.........................................................       2,187,000         3,449,411
   PT Medco Energi Internasional Tbk............................................       6,233,000         1,608,738
   PT Media Nusantara Citra Tbk.................................................      15,695,985         2,354,516
   PT Mitra Adiperkasa Tbk......................................................       4,185,000         2,648,249
  *PT Mitra International Resources Tbk.........................................       6,855,000           122,002
  *PT Nippon Indosari Corpindo Tbk..............................................         267,000           103,612
  *PT Nusantara Infrastructure Tbk..............................................         341,500            10,619
   PT Pabrik Kertas Tjiwi Kimia Tbk.............................................         474,000           110,562
  *PT Pakuwon Jati Tbk..........................................................      15,520,800         1,362,097
  *PT Pan Brothers Tbk..........................................................         107,000             5,762
  *PT Panasia Indosyntec Tbk....................................................          79,000             1,670
  *PT Panin Financial Tbk.......................................................      54,336,500           886,462
   PT Panin Insurance Tbk.......................................................       6,780,000           345,484
  *PT Pembangunan Perumahan Persero Tbk.........................................       2,129,000           134,669
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........................      10,707,000         2,882,147
  *PT Polaris Investama Tbk.....................................................       2,730,500           397,405
  *PT Polychem Indonesia Tbk....................................................       6,380,500           402,201
   PT Ramayana Lestari Sentosa Tbk..............................................      14,295,000         1,176,544
   PT Resource Alam Indonesia Tbk...............................................         394,500           304,069
   PT Sampoerna Agro Tbk........................................................       2,627,000           918,326
   PT Samudera Indonesia Tbk....................................................         222,500            98,062
   PT Selamat Sempurna Tbk......................................................       3,734,000           700,528
  *PT Sentul City Tbk...........................................................      64,253,500         1,744,450
   PT Sinar Mas Agro Resources & Technology Tbk.................................       1,071,460           653,282
   PT Summarecon Agung Tbk......................................................      21,354,532         2,846,617
  *PT Sunson Textile Manufacturer Tbk...........................................       2,325,500            53,119


                                      1424

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
  *PT Surabaya Agung Industri Pulp & Kertas Tbk.................................          64,500   $         2,332
   PT Surya Citra Media Tbk.....................................................         117,000           120,772
  *PT Surya Dumai Industri Tbk..................................................       3,298,500                --
  *PT Surya Semesta Internusa Tbk...............................................      14,943,000         1,491,757
  *PT Suryainti Permata Tbk.....................................................       7,252,000            71,794
  *PT Texmaco Jaya Tbk..........................................................          93,000            30,517
  *PT Tiga Pilar Sejahtera Food Tbk.............................................       6,694,000           352,953
   PT Timah Tbk.................................................................      13,764,500         2,869,402
   PT Trada Maritime Tbk........................................................      32,333,513         3,447,283
  *PT Trias Sentosa Tbk.........................................................      38,725,600         1,825,580
   PT Trimegah Securities Tbk...................................................       9,741,000           107,819
  *PT Truba Alam Manunggal Engineering Tbk......................................      21,316,500           118,504
   PT Tunas Baru Lampung Tbk....................................................       7,745,000           514,832
   PT Tunas Ridean Tbk..........................................................      13,838,000         1,076,371
  *PT Ultrajaya Milk Industry & Trading Co. Tbk.................................         390,000            48,480
   PT Unggul Indah Cahaya Tbk...................................................          48,239             9,659
   PT Wijaya Karya Tbk..........................................................       7,314,500           576,642
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                       104,607,402
                                                                                                   ---------------
ISRAEL -- (0.0%)
   Alony Hetz Properties & Investments, Ltd.....................................               1                 2
   Beit Shemesh Engines Holdings, Ltd...........................................              --                --
   Delta-Galil Industries, Ltd..................................................               1                 4
  *Electra Real Estate, Ltd.....................................................               1                 2
  *Feuchtwanger Investments, Ltd................................................           4,200                13
   Formula Systems (1985), Ltd..................................................              --                 3
  *Formula Vision Technologies, Ltd.............................................               1                --
  *Jerusalem Oil Exploration, Ltd...............................................              --                 4
  *Knafaim Holdings, Ltd........................................................          19,085            92,371
  *Metis Capital, Ltd...........................................................             919             1,110
   Mivtach Shamir Holdings, Ltd.................................................          15,288           428,599
  *Naphtha Israel Petroleum Corp., Ltd..........................................               1                 4
   Osem Investments, Ltd........................................................               1                10
   Super-Sol, Ltd. Series B.....................................................              --                 2
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                           522,124
                                                                                                   ---------------
MALAYSIA -- (5.8%)
  *A&M Realty Berhad............................................................         130,000            19,657
   Acoustech Berhad.............................................................         128,000            25,187
   Adventa Berhad...............................................................           4,600             2,478
   Aeon Co. Berhad..............................................................         974,200         2,391,832
   Aeon Credit Service M Berhad.................................................          34,500            77,103
   Affin Holdings Berhad........................................................         394,800           414,732
  *Alam Maritim Resources Berhad................................................         744,600           183,377
   Al-'Aqar Healthcare REIT Berhad..............................................          71,371            27,666
   Alliance Financial Group Berhad..............................................          77,000           100,308
   Amcorp Properties Berhad.....................................................         652,033           100,695
   Amway (Malaysia) Holdings Berhad.............................................         396,700         1,230,908
  *Ancom Berhad.................................................................         361,200            46,135
   Ann Joo Resources Berhad.....................................................         981,750           612,725
  *Anson Perdana Berhad.........................................................          10,000               148
   APM Automotive Holdings Berhad...............................................         279,900           413,259
   Asas Dunia Berhad............................................................         100,400            34,587
  *Asia Pacific Land Berhad.....................................................       1,888,600           269,859
   Bandar Raya Developments Berhad..............................................       1,190,200           930,323
   Berjaya Assets Berhad........................................................         810,100           230,196
   Berjaya Corp. Berhad.........................................................       7,381,900         2,301,724
  *Berjaya Land Berhad..........................................................       3,734,000         1,152,812
  *Berjaya Media Berhad.........................................................          80,600            12,817
   BIMB Holdings Berhad.........................................................       1,377,000           958,936
   Bintulu Port Holdings Berhad.................................................          25,900            59,693


                                      1425

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *BLD Plantation Berhad........................................................           2,100   $         5,925
   Bolton Berhad................................................................         656,600           179,092
   Boustead Heavy Industries Corp. Berhad.......................................         172,300           217,871
   Boustead Holdings Berhad.....................................................         777,172         1,399,306
   Bursa Malaysia Berhad........................................................       1,528,600         3,511,008
   Cahya Mata Sarawak Berhad....................................................         823,600           562,536
   Carlsberg Brewery Berhad.....................................................         655,600         1,926,713
  *Carotech Berhad..............................................................         230,650             3,031
  *CB Industrial Product Holding Berhad.........................................         242,510           390,525
   Chemical Co. of Malaysia Berhad..............................................         443,200           218,579
   Chin Teck Plantations Berhad.................................................          33,000            96,567
   CI Holdings Berhad...........................................................         121,200            47,831
   Coastal Contracts Berhad.....................................................         623,866           471,225
   CSC Steel Holdings Berhad....................................................         524,800           251,527
   Cycle & Carriage Bintang Berhad..............................................          15,000            15,555
  *Daibochi Plastic & Packaging Industry Berhad.................................          10,600             9,928
  *Datuk Keramik Holdings Berhad................................................          24,000                --
   Dayang Enterprise Holdings Berhad............................................         742,631           465,858
   Dialog Group Berhad..........................................................       6,956,692         5,591,036
   Dijaya Corp. Berhad..........................................................         333,300           147,749
   DRB-Hicom Berhad.............................................................       3,943,700         3,661,453
   Dutch Lady Milk Industries Berhad............................................         125,700         1,062,222
   Eastern & Oriental Berhad....................................................       1,729,900           947,346
   ECM Libra Avenue Berhad......................................................       1,672,601           442,435
  *Encorp Berhad................................................................          89,200            17,841
   Eng Kah Corp. Berhad.........................................................          19,900            23,377
   Esso (Malaysia) Berhad.......................................................         420,600           502,942
   Evergreen Fibreboard Berhad..................................................       1,131,500           390,285
   Faber Group Berhad...........................................................         662,800           376,693
   Far East Holdings Berhad.....................................................          61,500           147,603
  *Fountain View Development Berhad.............................................         808,200                --
   Fraser & Neave Holdings Berhad...............................................         241,900         1,417,447
   George Kent (Malaysia) Berhad................................................          34,200            10,644
  *Glenealy Plantations Berhad..................................................           2,900             7,025
   Globetronics Technology Berhad...............................................         437,860           153,951
   Glomac Berhad................................................................         805,800           221,026
  *Golden Plus Holdings Berhad..................................................         216,000            74,556
   Goldis Berhad................................................................         524,250           329,083
   Grand United Holdings Berhad.................................................         787,000           372,210
   Guinness Anchor Berhad.......................................................         787,900         3,210,760
   GuocoLand (Malaysia) Berhad..................................................         719,200           207,975
   Hai-O Enterprise Berhad......................................................         348,480           251,773
   Hap Seng Consolidated Berhad.................................................       3,728,540         2,031,311
   Hap Seng Plantations Holdings Berhad.........................................         310,400           296,873
   Hartalega Holdings Berhad....................................................         224,250           531,988
  *Ho Wah Genting Berhad........................................................       1,504,100           199,497
   Hock Seng Lee Berhad.........................................................       1,030,506           490,960
  *Hong Leong Capital Berhad....................................................          90,000            35,256
   Hong Leong Industries Berhad.................................................         605,900           857,053
  *Hovid Berhad.................................................................         922,600            77,192
   Hunza Properties Berhad......................................................         446,200           225,983
   Hwang-DBS (Malaysia) Berhad..................................................         293,200           221,900
   IGB Corp. Berhad.............................................................       2,635,955         2,346,281
   IJM Land Berhad..............................................................       1,942,100         1,398,514
   IJM Plantations Berhad.......................................................       1,188,700         1,287,902
  *Insas Berhad.................................................................       1,649,688           259,997
   Integrated Logistics Berhad..................................................         299,815            81,775
   Integrax Berhad..............................................................          36,600            15,510
  *Iris Corp. Berhad............................................................       3,044,300           174,632
  *Jaks Resources Berhad........................................................       1,144,900           223,376
   Jaya Tiasa Holdings Berhad...................................................         436,390         1,039,192


                                      1426

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *JCY International Berhad.....................................................       2,107,300   $       898,843
  *JobStreet Corp. Berhad.......................................................          26,700            19,096
   JT International Berhad......................................................         550,600         1,241,201
  *K & N Kenanga Holdings Berhad................................................         789,900           177,283
  *Karambunai Corp. Berhad......................................................       3,398,700           194,939
   Keck Seng (Malaysia) Berhad..................................................         828,150         1,127,243
   Kencana Petroleum Berhad.....................................................       2,208,964         2,263,805
   KFC Holdings (Malaysia) Berhad...............................................       2,239,200         2,803,237
   Kian Joo Can Factory Berhad..................................................       1,091,080           802,658
   Kim Loong Resources Berhad...................................................         224,660           184,559
   Kinsteel Berhad..............................................................       1,360,700           245,590
   KLCC Property Holdings Berhad................................................         926,400           998,064
   KNM Group Berhad.............................................................       2,618,750           961,852
  *Kossan Rubber Industries Berhad..............................................         553,200           635,209
   KPJ Healthcare Berhad........................................................         819,250         1,318,676
   KrisAssets Holdings Berhad...................................................          88,863           183,385
   KSL Holdings Berhad..........................................................         649,266           317,711
   KUB (Malaysia) Berhad........................................................       1,353,500           308,574
   Kulim (Malaysia) Berhad......................................................       2,144,200         3,100,057
  *Kumpulan Europlus Berhad.....................................................         900,100           396,520
   Kumpulan Fima Berhad.........................................................         144,950            97,115
  *Kumpulan Hartanah Selangor Berhad............................................         101,900            18,393
   Kumpulan Perangsang Selangor Berhad..........................................         361,700           139,958
  *Kurnia Asia Berhad...........................................................       3,263,700           649,331
   Kwantas Corp. Berhad.........................................................         375,400           315,375
  *Land & General Berhad........................................................         760,700           101,064
  *Landmarks Berhad.............................................................         923,400           345,626
   Latexx Partners Berhad.......................................................         399,500           259,387
  *LBS Bina Group Berhad........................................................         161,800            41,680
  *Leader Universal Holdings Berhad.............................................       1,018,700           352,074
  *Leong Hup Holdings Berhad....................................................         397,700           231,155
   Lingkaran Trans Kota Holdings Berhad.........................................         915,600         1,143,478
   Lingui Development Berhad....................................................         123,900            61,445
   Lion Diversified Holdings Berhad.............................................           4,600               581
   Lion Industries Corp. Berhad.................................................       1,766,300           857,995
   LPI Capital Berhad...........................................................          40,180           176,779
   Mah Sing Group Berhad........................................................       1,168,840           790,199
  *Malayan Flour Mills Berhad...................................................         146,200           207,905
  *Malayan United Industries Berhad.............................................          23,219             1,679
   Malaysia Building Society Berhad.............................................       1,463,200         1,043,059
  *Malaysian Airlines System Berhad.............................................         173,200            95,700
   Malaysian Bulk Carriers Berhad...............................................         529,900           400,183
   Malaysian Pacific Industries Berhad..........................................         262,813           300,502
   Malaysian Resources Corp. Berhad.............................................       4,025,949         2,864,626
  *Mancon Berhad................................................................          12,000             3,432
   Marco Holdings Berhad........................................................       2,815,400           143,148
   MBM Resources Berhad.........................................................         326,866           405,271
   Media Prima Berhad...........................................................       2,711,603         2,279,049
   Mega First Corp. Berhad......................................................         395,400           226,060
  *MEMS Technology Berhad.......................................................       1,917,000            37,811
  *Metro Kajang Holdings Berhad.................................................         191,329           116,958
  *MK Land Holdings Berhad......................................................         775,500            78,874
   MNRB Holdings Berhad.........................................................         497,100           408,389
   Mudajaya Group Berhad........................................................         550,666           496,573
   Muhibbah Engineering Berhad..................................................         913,150           371,531
  *Mulpha International Berhad..................................................       5,735,700           771,834
   Multi-Purpose Holdings Berhad................................................         437,500           410,983
   Naim Holdings Berhad.........................................................         622,300           381,828
  *Narra Industries Berhad......................................................          16,000             2,288
   NCB Holdings Berhad..........................................................       1,147,200         1,470,577
  *Nikko Electronics Berhad.....................................................          36,600               120


                                      1427

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Notion VTEC Berhad...........................................................         393,266   $       253,107
   NTPM Holdings Berhad.........................................................       1,203,180           197,576
   NV Multi Corp. Berhad........................................................         129,270             1,133
  *NWP Holdings Berhad..........................................................         112,000             4,602
   Nylex (Malaysia) Berhad......................................................         464,457            93,807
   Oriental Holdings Berhad.....................................................          80,800           140,152
   OSK Holdings Berhad..........................................................       2,159,288         1,264,067
   P.I.E. Industrial Berhad.....................................................         140,100           186,920
   Padini Holdings Berhad.......................................................         619,200           264,192
   Panasonic Manufacturing (Malaysia) Berhad....................................         157,184         1,032,026
  *Panglobal Berhad.............................................................          14,000             8,698
   Paramount Corp. Berhad.......................................................         151,400            85,528
   PBA Holdings Berhad..........................................................         274,100            84,992
   Pelikan International Corp. Berhad...........................................         783,940           238,071
  *Perdana Petroleum Berhad.....................................................         755,200           182,109
  *Perisai Petroleum Teknologi Berhad...........................................       1,465,500           389,406
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad............................           5,000             6,109
  *Perwaja Holdings Berhad......................................................          93,400            24,216
  *Pharmaniaga Berhad...........................................................          12,287            20,882
   PJ Development Holdings Berhad...............................................       1,070,900           265,688
   POS (Malaysia) Berhad........................................................         884,900           816,700
   Press Metal Berhad...........................................................         492,700           305,949
  *Prime Utilities Berhad.......................................................           3,000                89
   Protasco Berhad..............................................................         575,600           175,622
   Proton Holdings Berhad.......................................................       1,544,900         2,742,346
  *Puncak Niaga Holding Berhad..................................................         145,220            73,805
   QL Resources Berhad..........................................................       1,615,320         1,665,225
   QSR Brands Berhad............................................................         148,433           316,141
  *Ramunia Holdings Berhad......................................................       1,270,400           158,444
   RCE Capital Berhad...........................................................       1,023,900           166,339
  *Rekapacific Berhad...........................................................          55,000                --
   Salcon Berhad................................................................         636,000           110,697
   SapuraCrest Petroleum Berhad.................................................       1,649,700         2,633,588
   Sarawak Oil Palms Berhad.....................................................         179,660           363,098
  *Sarawak Plantation Berhad....................................................           8,200             8,027
   Scientex Berhad..............................................................         344,862           286,876
  *Scomi Group Berhad...........................................................       3,708,800           347,248
  *SEG International Berhad.....................................................         294,100           185,595
   Selangor Dredging Berhad.....................................................       1,118,200           257,072
   Selangor Properties Berhad...................................................          84,500            93,269
   Shangri-La Hotels (Malaysia) Berhad..........................................         171,200           144,911
   Shell Refining Co. Federation of Malaysia Berhad.............................           2,700             8,604
   SHL Consolidated Berhad......................................................         277,400           113,532
   Sino Hua-An International Berhad.............................................         419,900            35,140
  *South East Asia Lumber, Inc. Berhad..........................................         386,100            55,714
   Southern Acids (Malaysia) Berhad.............................................          41,000            31,556
  *SPK Sentosa Corp. Berhad.....................................................         145,800            13,924
  *SRI Hartemas Berhad..........................................................          65,000                --
   Star Publications (Malaysia) Berhad..........................................         699,600           758,836
   Subur Tiasa Holdings Berhad..................................................         386,085           308,320
  *Sunway Berhad................................................................       1,938,370         1,590,623
   Supermax Corp. Berhad........................................................       1,651,000         1,159,209
   Suria Capital Holdings Berhad................................................         672,800           360,353
   Ta Ann Holdings Berhad.......................................................         589,507         1,105,768
   TA Enterprise Berhad.........................................................       4,878,900           977,546
   TA Global Berhad.............................................................       2,927,340           293,150
   TAHPS Group Berhad...........................................................           4,000             5,733
   Tan Chong Motor Holdings Berhad..............................................       1,344,900         1,895,430
   TDM Berhad...................................................................         380,000           583,973
  *Tebrau Teguh Berhad..........................................................       1,707,200           420,907
   TH Plantations Berhad........................................................         563,700           444,478


                                      1428

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   Three-A Resources Berhad.....................................................         370,700   $       160,459
  *Time Dotcom Berhad...........................................................       5,273,140         1,184,726
   Top Glove Corp. Berhad.......................................................         765,760         1,272,611
   Tradewinds (Malaysia) Berhad.................................................         384,000         1,251,521
   Tradewinds Corp. Berhad......................................................         442,500           119,187
   Tradewinds Plantation Berhad.................................................          44,400            70,700
   TRC Synergy Berhad...........................................................         155,520            38,796
   TSH Resources Berhad.........................................................         281,400           182,028
   UAC Berhad...................................................................          44,715            42,520
   Uchi Technologies Berhad.....................................................         658,800           257,420
   Unico-Desa Plantations Berhad................................................       1,853,775           718,638
   Unisem (Malaysia) Berhad.....................................................       1,369,090           700,680
   United Malacca Berhad........................................................         391,050           873,632
   United Plantations Berhad....................................................         508,900         3,403,111
   VS Industry Berhad...........................................................         344,026           179,534
   Wah Seong Corp. Berhad.......................................................       1,265,593           860,376
   WCT Berhad...................................................................       2,291,900         1,768,427
   Wing Tai (Malaysia) Berhad...................................................         544,400           286,048
   WTK Holdings Berhad..........................................................       1,223,100           577,694
   Yeo Hiap Seng (Malaysia) Berhad..............................................          56,760            41,171
   YNH Property Berhad..........................................................         824,198           495,835
   YTL Cement Berhad............................................................         112,000           162,002
   YTL e-Solutions Berhad.......................................................       3,485,600           984,595
  *YTL Land & Development Berhad................................................         615,100           234,134
   Zhulian Corp Berhad..........................................................         307,133           200,822
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                       130,835,160
                                                                                                   ---------------
MEXICO -- (3.4%)
  #Alsea de Mexico S.A.B. de C.V................................................       1,235,013         1,392,861
   Arca Continental S.A.B. de C.V...............................................       3,908,381        18,171,403
 #*Axtel S.A.B. de C.V..........................................................       2,251,487           779,049
   Bolsa Mexicana de Valores S.A. de C.V........................................       1,170,408         2,185,631
  *Carso Infraestructura y Construccion S.A.B. de C.V...........................       1,809,924         1,138,658
   Cia Minera Autlan S.A.B. de C.V. Series B....................................         169,700           205,060
  #Compartamos S.A.B. de C.V....................................................       2,375,700         2,777,765
  #Consorcio ARA S.A.B. de C.V. Series *........................................       2,410,660           815,631
  *Consorcio Hogar S.A.B. de C.V. Series B......................................          76,693            19,358
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B......................       1,115,211         2,222,020
 #*Corporacion GEO S.A.B. de C.V. Series B......................................       1,681,980         2,655,738
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B............         960,372           442,089
  *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B.................           1,323               281
   Corporacion Moctezuma S.A.B. de C.V. Series *................................         858,200         1,975,280
   Corporativo Fragua S.A.B. de C.V.............................................              31               428
  *Corporativo GBM S.A.B. de C.V................................................          29,928            12,629
  *Desarrolladora Homex S.A.B. de C.V...........................................         743,600         2,500,517
  *Empaques Ponderosa S.A. de C.V. Series B.....................................         206,000            14,224
 #*Empresas ICA S.A.B. de C.V...................................................         655,818         1,068,702
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR....................................         623,989         4,055,928
  *Financiera Independencia S.A.B. de C.V.......................................         215,935           101,058
  *Genomma Lab Internacional S.A.B. de C.V. Series B............................       1,003,072         2,200,985
  *Gruma S.A.B. de C.V. ADR.....................................................          33,070           290,685
  *Gruma S.A.B. de C.V. Series B................................................       1,253,434         2,788,807
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........................         447,900           844,316
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR......................           2,342            35,083
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................           6,560           245,803
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B.....................         214,105           801,615
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........................          62,500         4,116,875
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B......................         188,500         1,243,738
  *Grupo Cementos de Chihuahua S.A.B. de C.V....................................         822,000         2,837,310
 #*Grupo Famsa S.A.B. de C.V. Series A..........................................         448,300           398,975
  #Grupo Herdez S.A.B. de C.V. Series *.........................................         594,200         1,162,497


                                      1429

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MEXICO -- (Continued)
   Grupo Industrial Maseca S.A.B. de C.V. Series B..............................         578,600   $       650,554
  *Grupo Industrial Saltillo S.A.B. de C.V......................................         165,900           189,649
   Grupo Kuo S.A.B. de C.V. Series B............................................         222,767           383,695
   Grupo Nutrisa S.A.B. de C.V..................................................              88               341
  *Grupo Posadas S.A.B. de C.V. Series L........................................         199,000           239,397
  *Grupo Qumma S.A. de C.V. Series B............................................         105,334             1,455
 #*Grupo Simec S.A. de C.V. Series B............................................         347,090           889,421
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.........          61,100           112,505
   Industrias Bachoco S.A.B. de C.V. Series B...................................         214,819           360,446
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..............................           1,900            38,152
  *Industrias CH S.A.B. de C.V. Series B........................................       1,172,808         4,374,826
  *Inmuebles Carso S.A.B. de C.V. Series B-1....................................         327,647           263,946
  *Megacable Holdings S.A.B. de C.V.............................................         102,959           213,278
  *Promotora y Operadora de Infraestructura S.A.B de C.V........................         592,144         2,703,107
  *Qualitas Cia de Seguros S.A. de C.V..........................................           1,600             1,565
  *Sanluis Rassini S.A.P.I. de C.V. Series A....................................           3,300                --
  *Sanluis Rassini S.A.P.I. de C.V. Series B....................................           4,642                --
  *Sanluis Rassini S.A.P.I. de C.V. Series C....................................           4,642                --
  *Savia S.A. de C.V. Series A..................................................         610,700            37,483
   TV Azteca S.A.B. de C.V......................................................       6,581,300         4,498,921
  *Urbi Desarrollos Urbanos S.A.B. de C.V.......................................       1,805,536         2,575,162
  *Vitro S.A.B. de C.V. Series A................................................         736,702           744,101
                                                                                                   ---------------
TOTAL MEXICO....................................................................                        77,779,003
                                                                                                   ---------------
PHILIPPINES -- (2.0%)
   A. Soriano Corp..............................................................       3,430,211           280,822
   Aboitiz Equity Ventures, Inc.................................................       3,132,200         3,051,543
   Alaska Milk Corp.............................................................       1,404,000           464,378
   Alsons Consolidated Resources, Inc...........................................       2,656,000            78,580
  *Atlas Consolidated Mining & Development Corp.................................       2,122,300           937,714
  *Belle Corp...................................................................      14,681,000         1,636,748
  *Cebu Air, Inc................................................................         468,590           732,758
   Cebu Holdings, Inc...........................................................       2,284,000           162,982
   China Banking Corp...........................................................          21,377           206,553
  *Digital Telecommunications Philippines, Inc..................................      15,152,200           508,456
  *Empire East Land Holdings, Inc...............................................       8,473,000           120,396
   Filinvest Development Corp...................................................      13,970,922         1,243,755
   Filinvest Land, Inc..........................................................      72,127,577         1,948,774
  *First Gen Corp...............................................................       3,496,300         1,055,514
   First Philippines Holdings Corp..............................................       1,527,600         2,120,788
   Ginebra San Miguel, Inc......................................................         999,000           551,665
  *Global Estate Resorts, Inc...................................................       5,471,000           285,320
   House of Investments, Inc....................................................         692,000            59,718
  *International Container Terminal Services, Inc...............................       1,471,520         1,920,688
  *Ionics, Inc..................................................................         100,825             2,469
   Jollibee Foods Corp..........................................................       1,164,020         2,652,738
  *Lepanto Consolidated Mining Co. Series B.....................................      16,626,000           712,271
   Lopez Holdings Corp..........................................................       7,752,000           937,269
   Macroasia Corp...............................................................         447,500            28,995
  *Manila Mining Corp. Series B.................................................     147,962,500           251,408
   Manila Water Co., Inc........................................................       2,326,800         1,139,412
   Megaworld Corp...............................................................      30,815,000         1,226,397
  *Metro Pacific Corp. Series A.................................................       1,827,193            88,622
   Metro Pacific Investments Corp...............................................      29,249,000         2,383,737
  *Paxys, Inc...................................................................         324,280            15,319
  *Pepsi-Cola Products Philippines, Inc.........................................       2,981,000           158,412
  *Philippine Bank of Communications............................................          14,726            29,531
  *Philippine National Bank.....................................................       1,006,375         1,473,794
  *Philippine National Construction Corp........................................         173,000            19,767
   Philippine Savings Bank......................................................         356,863           616,373
   Philippine Stock Exchange, Inc...............................................          57,810           330,979


                                      1430

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
PHILIPPINES -- (Continued)
  *Philippine Townships, Inc....................................................         318,732   $        35,303
   PhilWeb Corp.................................................................       1,286,700           464,395
   Phinma Corp..................................................................         135,549            37,272
   RFM Corp.....................................................................       8,590,268           284,482
   Rizal Commercial Banking Corp................................................       1,126,100           797,931
   Robinson's Land Corp. Series B...............................................       6,769,605         2,218,271
   Security Bank Corp...........................................................         876,860         2,326,134
   Semirara Mining Corp.........................................................         343,180         1,800,296
   Shang Properties, Inc........................................................       1,759,970            82,038
   SM Development Corp..........................................................      15,971,197         2,611,771
   Southeast Asia Cement Holdings, Inc..........................................       6,215,000           252,150
   Union Bank of Philippines....................................................         368,220           654,144
  *Universal Rightfield Property Holdings, Inc..................................       1,062,000               693
   Universal Robina Corp........................................................       3,594,015         4,495,763
  *Victorias Milling Co., Inc...................................................         139,680             2,834
   Vista Land & Lifescapes, Inc.................................................       9,972,000           708,809
  *Yehey! Corp..................................................................          29,670                --
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                        46,206,931
                                                                                                   ---------------
POLAND -- (2.0%)
   Agora SA.....................................................................         130,546           486,575
  *Alchemia SA..................................................................          69,475           108,874
   Amica Wronki SA..............................................................          12,603           132,729
  *AmRest Holdings SE...........................................................          38,352           755,466
   Apator SA....................................................................          33,951           199,991
   Asseco Poland SA.............................................................         203,207         2,954,813
   ATM SA.......................................................................          57,593           113,629
  *Bioton SA....................................................................       3,333,289           114,079
  *Boryszew SA..................................................................       3,464,796           808,622
   Budimex SA...................................................................          45,192         1,191,410
  *CD Projekt Red SA............................................................         352,498           667,215
  *Ciech SA.....................................................................         128,870           779,356
  *Cinema City International NV.................................................          38,182           364,952
  *City Interactive SA..........................................................          24,051           217,195
  *Colian SA....................................................................          27,093            23,793
  *ComArch SA...................................................................           1,416            27,376
   Debica SA....................................................................          29,862           499,212
   Decora SA....................................................................           2,174             7,835
   Dom Development SA...........................................................           4,673            48,693
  *Dom Maklerski IDM SA.........................................................         611,232           322,779
  *Echo Investment SA...........................................................       1,048,160         1,286,577
   Elektrobudowa SA.............................................................           8,568           264,713
   Emperia Holding SA...........................................................          41,606         1,481,618
  *Energomontaz Poludnie SA.....................................................          21,610            13,377
   Eurocash SA..................................................................         223,804         2,083,172
   Fabryki Mebli Forte SA.......................................................          48,823           146,515
   Famur SA.....................................................................         207,314           199,733
  *Farmacol SA..................................................................          50,868           418,206
  *Getin Holding SA.............................................................         940,834           712,670
   Grupa Kety SA................................................................          37,598         1,246,565
  *Grupa Lotos SA...............................................................         235,116         1,905,704
  *Hawe SA......................................................................         131,958           146,106
   Impexmetal SA................................................................         414,860           499,715
  *Inter Cars SA................................................................          14,054           374,099
  *Koelner SA...................................................................           1,250             4,647
  *Kopex SA.....................................................................         108,459           792,704
   Kredyt Bank SA...............................................................         143,686           489,831
  *LC Corp. SA..................................................................           9,839             3,454
   LPP SA.......................................................................           2,011         1,258,987
  *Lubelski Wegiel Bogdanka SA..................................................         102,917         3,952,897
  *MCI Management SA............................................................           6,070             8,408


                                      1431

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
POLAND -- (Continued)
  *MNI SA.......................................................................          55,748   $        38,262
  *Mondi Packaging Paper Swiecie SA.............................................          42,121           802,450
   Mostostal Warszawa SA........................................................          37,200           224,074
  *Netia Holdings SA............................................................       1,311,613         2,312,514
   NFI Empik Media & Fashion SA.................................................          94,732           275,799
   NG2 SA.......................................................................          46,751           723,697
  *Noble Bank SA................................................................           9,130            11,715
  *Orbis SA.....................................................................         130,535         1,640,067
   PBG SA.......................................................................          28,341           723,095
   Pelion SA....................................................................          34,417           347,795
  *Petrolinvest SA..............................................................         268,120           236,612
  *Pol-Aqua SA..................................................................           6,882            12,104
   Polimex-Mostostal SA.........................................................       2,084,511         1,165,293
  *Polish Energy Partners SA....................................................          34,406           228,434
   Polnord SA...................................................................          40,862           215,406
  *Polska Grupa Odlewnicza SA...................................................          41,462            18,117
  *PZ Cormay SA.................................................................          60,816           301,606
   Qumak-Sekom SA...............................................................           1,656             4,931
   Raciborska Fabryka Kotlow SA.................................................         189,992           466,497
  *Rovese SA....................................................................         309,186           525,201
  *Stalexport SA................................................................         109,683            42,209
   Stalprodukt SA...............................................................           8,713           754,182
  *Sygnity SA...................................................................          46,479           277,749
   Synthos SA...................................................................       1,175,559         1,887,636
  *Trakcja-Tiltra SA............................................................          43,879            17,762
   TVN SA.......................................................................         477,161         1,669,201
  *Warsaw Stock Exchange SA.....................................................          58,710           729,921
   Zaklady Azotowe Pulawy SA....................................................          23,724           684,487
  *Zaklady Azotowe w Tarnowie-Moscicach SA......................................          94,429           881,897
  *Zaklady Chemiczne Police SA..................................................           9,478            30,719
  *Zaklady Lentex SA............................................................         121,070           176,730
   Zaklady Tluszcowe Kruszwica SA...............................................          10,679           165,333
  *Zamet Industry SA............................................................          41,462            18,760
   Zelmer SA....................................................................           4,811            44,624
                                                                                                   ---------------
TOTAL POLAND....................................................................                        44,769,171
                                                                                                   ---------------
SOUTH AFRICA -- (8.5%)
   Acucap Properties, Ltd.......................................................         184,773           944,933
   Adcock Ingram Holdings, Ltd..................................................         565,230         4,517,153
   Adcorp Holdings, Ltd.........................................................         222,263           756,250
   Advtech, Ltd.................................................................       1,082,602           883,857
   AECI, Ltd....................................................................         459,895         5,004,176
   Afgri, Ltd...................................................................       1,100,948           857,816
   African Oxygen, Ltd..........................................................         535,944         1,218,303
  *AG Industries, Ltd...........................................................      32,496,618            83,100
   Allied Electronics Corp., Ltd................................................         163,698           485,871
   Allied Technologies, Ltd.....................................................         133,761           897,062
   Argent Industrial, Ltd.......................................................          37,236            30,676
   Astral Foods, Ltd............................................................         126,888         1,960,455
   Aveng, Ltd...................................................................       1,283,095         5,687,551
   AVI, Ltd.....................................................................       1,060,064         5,601,493
   Avusa, Ltd...................................................................         404,845         1,037,383
   Barloworld, Ltd..............................................................         188,937         2,112,927
   Basil Read Holdings, Ltd.....................................................         166,980           283,521
  *Bell Equipment, Ltd..........................................................         158,539           420,565
   Blue Label Telecoms, Ltd.....................................................       1,195,811           953,215
  *Brait SE.....................................................................         680,372         1,739,245
   Business Connexion Group, Ltd................................................       1,282,094           786,188
  *Business Connexion Group, Ltd. Series A......................................          12,292             1,131
   Capital Property Fund........................................................          25,269            29,656
   Capitec Bank Holdings, Ltd...................................................         166,986         3,905,012


                                      1432

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Cashbuild, Ltd...............................................................          62,347   $       935,699
   Caxton & CTP Publishers & Printers, Ltd......................................          24,227            47,213
   Ceramic Industries, Ltd......................................................          31,493           413,971
   Cipla Medpro South Africa, Ltd...............................................       1,207,276         1,016,534
   City Lodge Hotels, Ltd.......................................................         153,677         1,518,341
   Clicks Group, Ltd............................................................         970,964         4,933,264
   Coronation Fund Managers, Ltd................................................         761,977         2,466,637
  *Corpgro, Ltd.................................................................         241,136                --
  *Cullinan Holdings, Ltd.......................................................         434,430            55,546
   Data Tec, Ltd................................................................         643,512         3,509,451
   Datacentrix Holdings, Ltd....................................................         401,999           229,346
  *Delta EMD, Ltd...............................................................          70,797            75,712
   Distell Group, Ltd...........................................................         283,884         2,611,773
  *Distribution & Warehousing Network, Ltd......................................         258,997           181,694
  *Dorbyl, Ltd..................................................................         184,041            32,051
  #DRDGOLD, Ltd.................................................................       1,258,502           837,556
   ElementOne, Ltd..............................................................         325,845           489,532
   EOH Holdings, Ltd............................................................         308,767         1,163,643
   Eqstra Holdings, Ltd.........................................................         477,244           474,544
  *Esorfranki, Ltd..............................................................          11,884             2,018
  *Evraz Highveld Steel & Vanadium, Ltd.........................................         147,791           736,728
   Famous Brands, Ltd...........................................................         146,967           873,739
   Foschini Group, Ltd. (The)...................................................         167,596         2,318,610
  *Gijima Group, Ltd............................................................       2,805,267           204,517
   Grindrod, Ltd................................................................       1,749,934         3,325,710
   Group Five, Ltd..............................................................         362,612         1,163,749
   Hudaco Industries, Ltd.......................................................         117,859         1,639,237
  *Hulamin, Ltd.................................................................         302,311           328,386
   Iliad Africa, Ltd............................................................         300,748           186,670
   Illovo Sugar, Ltd............................................................         920,254         2,999,075
  *JCI, Ltd.....................................................................       3,131,151                --
   JD Group, Ltd................................................................         983,807         6,139,477
   JSE, Ltd.....................................................................         328,637         3,215,596
   Kagiso Media, Ltd............................................................         102,089           232,257
   Kap International Holdings, Ltd..............................................       1,834,945           725,692
   Lewis Group, Ltd.............................................................         379,341         3,634,543
   Life Healthcare Group Holdings, Ltd..........................................         190,074           515,458
  *Litha Healthcare Group, Ltd..................................................           5,000             1,789
  *m Cubed Holdings, Ltd........................................................         385,000                --
   Mediclinic International, Ltd................................................         788,016         3,548,982
   Merafe Resources, Ltd........................................................       5,592,756           650,479
   Metair Investments, Ltd......................................................         256,043           665,549
   MMI Holdings, Ltd............................................................       1,053,182         2,440,982
   Mr. Price Group, Ltd.........................................................         693,186         7,635,688
  *Murray & Roberts Holdings, Ltd...............................................       1,012,681         3,453,922
   Mustek, Ltd..................................................................         784,364           575,683
  *Mvelaphanda Group, Ltd.......................................................         607,754           267,787
   Mvelaserve, Ltd..............................................................         142,237           193,694
  *Nampak, Ltd..................................................................       1,909,838         5,517,489
   Network Healthcare Holdings, Ltd.............................................       1,224,386         2,124,182
   Northam Platinum, Ltd........................................................         572,708         2,466,261
   Nu-World Holdings, Ltd.......................................................          28,894            61,797
   Oceana Group, Ltd............................................................         235,042         1,384,527
  *Omnia Holdings, Ltd..........................................................         161,569         1,788,210
   Palabora Mining Co., Ltd.....................................................          69,677         1,406,921
   Peregrine Holdings, Ltd......................................................         595,801           760,992
   Petmin, Ltd..................................................................         836,586           315,187
   Pinnacle Technology Holdings, Ltd............................................         416,581           690,599
   Pioneer Foods, Ltd...........................................................         228,414         1,780,353
   Pretoria Portland Cement Co., Ltd............................................       1,564,965         5,660,102
  #PSG Group, Ltd...............................................................         742,484         4,464,637


                                      1433

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Rainbow Chicken, Ltd.........................................................         121,903   $       232,779
   Raubex Group, Ltd............................................................         361,430           602,609
   Resilient Property Income Fund, Ltd..........................................         727,913         3,542,799
   Reunert, Ltd.................................................................         689,181         5,737,723
  *Royal Bafokeng Platinum, Ltd.................................................          47,871           362,757
   Santam, Ltd..................................................................         126,274         2,287,811
  *Sappi, Ltd...................................................................       1,267,162         4,178,804
  *SecureData Holdings, Ltd.....................................................         238,359            17,829
  *Sentula Mining, Ltd..........................................................       1,271,481           333,729
   Spar Group, Ltd. (The).......................................................         622,477         8,794,782
   Spur Corp., Ltd..............................................................         385,267           761,167
   Stefanutti Stocks Holdings, Ltd..............................................         339,141           454,959
   Sun International, Ltd.......................................................         287,552         3,319,138
  *Super Group, Ltd.............................................................       1,568,201         2,302,133
   Telkom South Africa, Ltd.....................................................         620,796         2,326,578
   Tongaat-Hulett, Ltd..........................................................         629,016         8,258,278
  *Trans Hex Group, Ltd.........................................................         121,349            52,086
   Trencor, Ltd.................................................................         244,752         1,220,861
  #Tsogo Sun Holdings, Ltd......................................................         337,793           750,786
   Value Group, Ltd.............................................................         363,719           191,310
   Vukile Property Fund, Ltd....................................................         109,116           214,252
  *Wesizwe Platinum, Ltd........................................................         188,468            35,285
   Wilson Bayly Holme-Ovcon, Ltd................................................         230,480         3,238,670
   Woolworths Holdings, Ltd.....................................................       1,230,163         6,591,255
   Zeder Investments, Ltd.......................................................       1,071,454           348,651
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                       193,444,351
                                                                                                   ---------------
SOUTH KOREA -- (13.9%)
  *Aekyung Petrochemical Co., Ltd...............................................          14,557           460,329
 #*Amorepacific Group...........................................................           8,541         1,957,706
 #*Asia Cement Manufacturing Co., Ltd...........................................           8,386           300,179
  *Asia Paper Manufacturing Co., Ltd............................................           8,190            66,911
  *Asiana Airlines, Inc.........................................................         272,490         1,790,312
 #*AUK Corp.....................................................................         129,500           391,860
 #*Baek Kwang Mineral Products Co., Ltd.........................................           1,860            31,714
 #*Basic House Co., Ltd. (The)..................................................          31,370           555,350
 #*Bing Grae Co., Ltd...........................................................          16,952           912,970
  *BNG Steel Co., Ltd...........................................................          26,400           311,730
  *Bongshin Co., Ltd............................................................             450                52
   Boo Kook Securities Co., Ltd.................................................           7,410           115,285
 #*Boryung Pharmaceutical Co., Ltd..............................................          12,337           183,833
  *BS Financial Group, Inc......................................................         409,510         4,630,077
  #Bu Kwang Pharmaceutical Co., Ltd.............................................          48,165           661,009
  *BYC Co., Ltd.................................................................             710            95,950
  *Byuck San Corp...............................................................           7,780           145,225
 #*Capro Corp...................................................................          73,690         1,662,583
  *Charm Engineering Co., Ltd...................................................          68,940           226,123
 #*Cheil Worldwide, Inc.........................................................         277,105         4,290,827
 #*Chin Hung International, Inc.................................................         946,670           216,395
  *Cho Kwang Leather Co., Ltd...................................................          10,640           113,275
  *Choil Aluminum Manufacturing Co., Ltd........................................           7,700            63,768
 #*Chong Kun Dang Pharmaceutical Corp...........................................          31,402           583,912
 #*Choongwae Holdings Co., Ltd..................................................          62,954           145,871
  *Chosun Refractories Co., Ltd.................................................           2,777           160,682
  *Chungho Comnet Co., Ltd......................................................             580             2,245
 #*CJ CGV Co., Ltd..............................................................          40,160           904,531
  *CJ Cheiljedang Corp..........................................................           1,945           533,067
  *CJ Corp......................................................................          47,884         3,299,248
 #*Cosmax, Inc..................................................................          30,640           433,310
  *CosmoAM&T Co., Ltd...........................................................          22,910           147,658
  *Cosmochemical Co., Ltd.......................................................          29,540           455,966


                                      1434

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Crown Confectionery Co., Ltd.................................................           2,213   $       332,627
  *Dae Dong Industrial Co., Ltd.................................................          31,970           121,978
 #*Dae Han Flour Mills Co., Ltd.................................................           3,339           528,663
  *Dae Ho Corp..................................................................             543                63
  *Dae Won Kang Up Co., Ltd.....................................................          98,414           408,219
  *Daechang Co., Ltd............................................................         162,280           233,615
 #*Daeduck Electronics Co., Ltd.................................................          98,077           959,083
  *Daeduck Industries Co., Ltd..................................................          62,546           536,765
   Daegu Department Store Co., Ltd..............................................          21,430           262,053
  *Daehan Steel Co., Ltd........................................................          11,560            89,826
  *Daehan Synthetic Fiber Co., Ltd..............................................           1,639           108,426
 #*Dae-Il Corp..................................................................          34,170           194,042
   Daekyo Co., Ltd..............................................................          97,370           537,637
 #*Daekyung Machinery & Engineering Co., Ltd....................................          37,500            91,330
 #*Daelim Industrial Co., Ltd...................................................          20,198         1,940,583
  *Daelim Trading Co., Ltd......................................................          17,730            64,053
  *Daesang Corp.................................................................          62,750           822,419
  *Daesang Holdings Co., Ltd....................................................          49,362           191,817
  *Daesung Group Partners Co., Ltd..............................................           1,411            71,570
  *Daesung Holdings Co., Ltd....................................................          22,764           149,073
  *Daesung Industrial Co., Ltd..................................................           6,460           160,011
  #Daewoo International Corp....................................................          23,750           637,030
   Daewoo Securities Co., Ltd...................................................         227,421         2,660,606
  *Daewoong Co., Ltd............................................................           6,546            85,035
 #*Daewoong Pharmaceutical Co., Ltd.............................................          15,466           386,990
  *Dahaam E-Tec Co., Ltd........................................................           2,100            33,539
   Daishin Securities Co., Ltd..................................................         128,000         1,361,518
 #*Daou Technology, Inc.........................................................          84,920         1,025,777
  *Dayou Automotive Seat Technology Co., Ltd....................................         118,230           289,846
  *DGB Financial Group, Inc.....................................................         367,913         4,900,314
 #*Digital Power Communications Co., Ltd........................................          50,540            68,738
  *Dong Ah Tire Industrial Co., Ltd.............................................          23,935           241,957
  *Dong IL Rubber Belt Co., Ltd.................................................          15,420           115,379
 #*Dong Yang Gang Chul Co., Ltd.................................................         100,560           270,305
 #*Dong-A Pharmaceutical Co., Ltd...............................................          22,354         1,894,130
 #*Dongaone Co., Ltd............................................................          81,660           346,712
  *Dongbang Agro Co., Ltd.......................................................          19,470           106,957
 #*Dongbang Transport Logistics Co., Ltd........................................          52,180           193,297
  *Dongbu Corp..................................................................          14,400            63,634
 #*Dongbu HiTek Co., Ltd........................................................          75,763           625,417
   Dongbu Insurance Co., Ltd....................................................          97,230         4,154,413
   Dongbu Securities Co., Ltd...................................................          74,471           316,531
 #*Dongbu Steel Co., Ltd........................................................          80,676           473,374
  *Dong-Il Corp.................................................................           4,122           170,746
  *Dongil Industries Co., Ltd...................................................           3,975           205,145
  *Dongil Paper Manufacturing Co., Ltd..........................................           6,080             9,024
 #*Dongkuk Steel Mill Co., Ltd..................................................         122,530         2,572,374
 #*Dongwha Pharm Co., Ltd.......................................................          48,960           210,629
 #*Dongwon F&B Co., Ltd.........................................................           3,810           217,332
  *Dongwon Industries Co., Ltd..................................................           3,762           582,584
 #*Dongwon Systems Corp.........................................................         160,867           156,573
 #*Dongyang Mechatronics Corp...................................................          70,541           839,524
 #*Doosan Construction & Engineering Co., Ltd...................................         119,430           368,039
   Doosan Corp..................................................................          13,110         1,783,590
  *DuzonBIzon Co., Ltd..........................................................          64,610           496,975
 #*E1 Corp......................................................................           8,685           446,349
  *Eagon Industrial Co., Ltd....................................................           2,410            10,825
  *Eugene Investment & Securities Co., Ltd......................................         158,623           533,878
 #*F&F Co., Ltd.................................................................          26,050           149,466
 #*Fila Korea, Ltd..............................................................          26,946         1,864,426
 #*Foosung Co., Ltd.............................................................         156,139         1,072,620


                                      1435

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Fursys, Inc..................................................................          14,315   $       437,910
   Gaon Cable Co., Ltd..........................................................           1,664            25,605
  *GIIR, Inc....................................................................          10,990            84,216
 #*Global & Yuasa Battery Co., Ltd..............................................          17,620           710,239
  #Grand Korea Leisure Co., Ltd.................................................          55,880           990,350
  *Green Cross Corp.............................................................          14,587         1,854,866
  *Green Cross Holdings Corp....................................................          76,380           921,202
  *Green Non-Life Insurance Co., Ltd............................................           2,187             4,888
 #*GS Global Corp...............................................................          32,686           370,500
   Gwangju Shinsegae Co., Ltd...................................................           2,011           307,987
 #*Halla Climate Control Corp...................................................         112,510         2,141,045
 #*Halla Engineering & Construction Corp........................................          46,522           587,215
 #*Han Kuk Carbon Co., Ltd......................................................          66,003           358,276
   Han Yang Securities Co., Ltd.................................................          16,540           101,786
 #*Hanall Biopharma Co., Ltd....................................................          78,168           721,921
   Handok Pharmaceuticals Co., Ltd..............................................          13,730           153,381
 #*Handsome Co., Ltd............................................................          45,969         1,378,114
  *Hanil Cement Co., Ltd........................................................          11,879           494,746
 #*Hanil E-Wha Co., Ltd.........................................................          71,780           606,847
 #*Hanjin Heavy Industries & Construction Co., Ltd..............................         112,024         2,076,193
 #*Hanjin Heavy Industries & Construction Holdings Co., Ltd.....................          38,950           279,555
 #*Hanjin Shipping Co., Ltd.....................................................         260,568         3,128,060
  *Hanjin Shipping Holdings Co., Ltd............................................          45,364           344,558
 #*Hanjin Transportation Co., Ltd...............................................          26,411           551,750
  *Hankook Cosmetics Manufacturing Co., Ltd.....................................           3,240            10,993
  #Hankook Shell Oil Co., Ltd...................................................           2,100           397,830
  *Hankook Synthetics, Inc......................................................             550                47
  *Hankuk Glass Industries, Inc.................................................          11,460           259,054
  *Hanmi Holdings Co., Ltd......................................................           3,517            62,469
 #*Hanmi Pharm Co., Ltd.........................................................          17,440           992,929
 #*Hanmi Semiconductor Co., Ltd.................................................          32,520           186,349
  *Hansae Co., Ltd..............................................................          15,016            82,596
  *Hansae Yes24 Holdings Co., Ltd...............................................           5,520            26,007
  *Hanshin Construction Co., Ltd................................................           8,500            55,708
 #*Hanshin Development & Power Co., Ltd.........................................          38,040           250,601
 #*Hansol Chemical Co., Ltd.....................................................          28,030           440,626
  *Hansol CSN Co., Ltd..........................................................         127,990           170,748
 #*Hansol Paper Co., Ltd........................................................         120,760           951,268
 #*Hansol Technics Co., Ltd.....................................................          39,091           878,487
 #*Hanssem Co., Ltd.............................................................          30,600           596,445
  *Hanwha Corp..................................................................         148,570         4,799,838
  *Hanwha General Insurance Co., Ltd............................................          63,598           430,400
   Hanwha Securities Co., Ltd...................................................         191,131           926,501
  *Hanwha Timeworld Co., Ltd....................................................           8,190           148,191
  *Heungkuk Fire & Marine Insurance Co., Ltd....................................          74,867           393,463
  *Hite Holdings Co., Ltd.......................................................          15,940           165,804
 #*Hite Jinro Co., Ltd..........................................................          96,768         2,154,222
  *HMC Investment Securities Co., Ltd...........................................          54,490           724,313
  #Hotel Shilla Co., Ltd........................................................         100,448         3,952,561
  *HS R&A Co., Ltd..............................................................           1,420            17,923
 #*Huchems Fine Chemical Corp...................................................          75,308         1,423,913
 #*Husteel Co., Ltd.............................................................          12,860           218,242
  *Hwa Sung Industrial Co., Ltd.................................................           5,380            16,033
  *Hwacheon Machine Tool Co., Ltd...............................................           2,330            93,431
  *Hwashin Co., Ltd.............................................................          61,240           682,216
  *Hyosung Corp.................................................................          75,399         4,192,219
 #*Hyundai Corp.................................................................          33,661           777,205
  *Hyundai Development Co.......................................................         186,760         3,771,948
  *Hyundai Elevator Co., Ltd....................................................          10,286         1,244,117
 #*Hyundai Engineering Plastics Co., Ltd........................................          52,190           293,980
 #*Hyundai Greenfood Co., Ltd...................................................         132,460         1,796,529


                                      1436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  *Hyundai Home Shopping Network Corp...........................................          16,504   $     2,013,970
 #*Hyundai Hysco Co., Ltd.......................................................          63,698         2,228,647
  *Hyundai Marine & Fire Insurance Co., Ltd.....................................         188,670         5,536,021
  *Hyundai Mipo Dockyard Co., Ltd...............................................          25,509         2,858,915
   Hyundai Securities Co., Ltd..................................................         388,200         3,674,785
  *IHQ, Inc.....................................................................          89,790           300,889
  *Il Dong Pharmaceutical Co., Ltd..............................................          38,715           255,033
   Il Yang Pharmaceutical Co., Ltd..............................................          33,918           928,779
  *Iljin Diamond Co., Ltd.......................................................          18,980           146,505
 #*Iljin Display Co., Ltd.......................................................          40,898           436,084
 #*Iljin Electric Co., Ltd......................................................          55,479           316,917
  *Iljin Holdings Co., Ltd......................................................          11,272            20,652
  *Ilshin Spinning Co., Ltd.....................................................           4,693           333,082
  *Ilsung Pharmaceutical Co., Ltd...............................................           2,444           186,784
 #*iMarketKorea, Inc............................................................          48,160           771,462
 #*IS Dongseo Co., Ltd..........................................................          26,602           305,001
 #*ISU Chemical Co., Ltd........................................................          31,100           706,757
 #*IsuPetasys Co., Ltd..........................................................          87,410           400,049
 #*Jahwa Electronics Co., Ltd...................................................          27,330           222,157
 #*Jeil Pharmaceutical Co.......................................................          19,870           244,504
  #Jeonbuk Bank, Ltd............................................................         160,319           710,380
  *Jinheung Savings Bank........................................................          31,869            72,863
  *JS Cable Co., Ltd............................................................              10                60
 #*JW Pharmaceutical Corp.......................................................          19,997           260,873
 #*KC Tech Co., Ltd.............................................................          52,354           248,984
   KCC Corp.....................................................................          11,863         3,194,987
  *KCO Energy, Inc..............................................................             120               534
 #*Keangnam Enterprises, Ltd....................................................          29,343           232,998
  *KEPCO Engineering & Construction Co., Inc....................................          22,086         1,828,708
 #*KEPCO Plant Service & Engineering Co., Ltd...................................          27,138           917,189
 #*Keyang Electric Machinery Co., Ltd...........................................          54,650           143,920
 #*KISCO Corp...................................................................          11,540           264,836
  *KISCO Holdings Co., Ltd......................................................           2,292            69,626
   Kishin Corp..................................................................          49,420           231,693
 #*KISWIRE, Ltd.................................................................          20,311           801,427
  #KIWOOM Securities Co., Ltd...................................................          33,218         1,729,213
  *Kolon Corp...................................................................          11,539           226,634
  *Kolon Global Corp............................................................          54,820           258,483
 #*Kolon Industries, Inc........................................................          54,508         3,484,569
  *Ko-one Energy Service........................................................          11,541           306,022
   Korea Cast Iron Pipe Co., Ltd................................................          29,810            88,981
 #*Korea Circuit Co., Ltd.......................................................          23,900           170,894
  *Korea Cottrell Co., Ltd......................................................          30,614            65,335
  *Korea Development Co., Ltd...................................................           4,730             8,789
   Korea Development Leasing Corp...............................................           8,007           117,232
   Korea Electric Terminal Co., Ltd.............................................          18,450           367,524
  *Korea Export Packing Industries Co., Ltd.....................................           3,990            44,277
 #*Korea Express Co., Ltd.......................................................          24,769         1,956,738
  *Korea Gas Corp...............................................................          72,070         2,845,269
   Korea Investment Holdings Co., Ltd...........................................         125,050         4,533,697
  #Korea Kolmar Co., Ltd........................................................          65,057           460,514
 #*Korea Line Corp..............................................................           2,147            57,988
  *Korea Petrochemical Industrial Co., Ltd......................................           7,723           707,054
   Korea Reinsurance Co., Ltd...................................................         227,129         2,902,806
  *Korea Savings Bank...........................................................           5,519            17,579
 #*Korean Air Terminal Service Co., Ltd.........................................           5,490           159,619
 #*KP Chemical Corp.............................................................         152,951         2,239,660
  #KPX Chemical Co., Ltd........................................................           4,827           252,131
  #KPX Fine Chemical Co., Ltd...................................................           3,376            67,520
   KPX Holdings Corp............................................................           2,597            95,008
  *KTB Investment & Securities Co., Ltd.........................................         159,110           372,627


                                      1437

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
  #Kukdo Chemical Co., Ltd......................................................          10,256   $       477,420
  *Kumho Electric Co., Ltd......................................................           9,450           233,131
  *Kumho Industrial Co., Ltd....................................................               5                32
  *Kumho Investment Bank........................................................         109,170            37,346
 #*Kumho Tire Co., Inc..........................................................         112,029         1,454,795
  *Kumkang Industrial Co., Ltd..................................................           1,730            17,607
  *Kunsul Chemical Industrial Co., Ltd..........................................           8,190           110,308
 #*Kwang Dong Pharmaceutical Co., Ltd...........................................         117,690           459,367
 #*Kwang Myung Electric Engineering Co., Ltd....................................         104,060           308,768
  *Kyeryong Construction Industrial Co., Ltd....................................          10,930           135,530
   Kyobo Securities Co., Ltd....................................................          55,250           302,693
 #*Kyung Dong Navien Co., Ltd...................................................           8,700            46,272
  *Kyungbang Co., Ltd...........................................................             624            57,502
  *Kyungdong City Gas Co., Ltd..................................................           6,461           316,436
 #*Kyung-In Synthetic Corp......................................................          58,490           173,174
  *Kyungnam Energy Co., Ltd.....................................................          28,770            85,816
  *LG Fashion Corp..............................................................          52,825         2,140,202
 #*LG Hausys, Ltd...............................................................          21,065         1,561,046
 #*LG Innotek Co., Ltd..........................................................          30,152         2,412,624
   LG International Corp........................................................          82,412         4,048,145
 #*LG Life Sciences, Ltd........................................................          37,505         1,236,678
   LG Uplus Corp................................................................         720,590         4,048,550
   LIG Insurance Co., Ltd.......................................................         106,560         2,297,321
 #*Livart Furniture Co., Ltd....................................................          16,850           110,995
  *Lotte Chilsung Beverage Co., Ltd.............................................           2,018         2,291,337
  *Lotte Confectionary Co., Ltd.................................................           2,215         3,355,790
 #*Lotte Midopa Co., Ltd........................................................          61,160           932,972
  *Lotte Non-Life Insurance Co., Ltd............................................          49,970           269,893
 #*Lotte Sam Kang Co., Ltd......................................................           2,429           854,388
 #*LS Corp......................................................................          55,090         4,163,247
  #LS Industrial Systems Co., Ltd...............................................          42,787         2,495,169
   Macquarie Korea Infrastructure Fund..........................................         949,881         4,295,011
   Manho Rope & Wire Co., Ltd...................................................           3,950            50,963
  *Meritz Financial Holdings Co., Ltd...........................................          37,832            95,641
   Meritz Fire Marine Insurance Co., Ltd........................................         228,355         2,388,578
   Meritz Securities Co., Ltd...................................................         583,255           424,380
  *Mi Chang Oil Industrial Co., Ltd.............................................             981            41,180
   Mirae Asset Securities Co., Ltd..............................................          72,634         2,431,163
  *Miwon Chemicals Co., Ltd.....................................................           1,890            37,033
   Miwon Commercial Co., Ltd....................................................             702            58,555
  *Miwon Specialty Chemical Co., Ltd............................................             448            51,884
 #*Moorim P&P Co., Ltd..........................................................          90,730           432,340
  *Moorim Paper Co., Ltd........................................................          10,786            26,556
  *Motonic Corp.................................................................          28,800           212,486
 #*Namhae Chemical Corp.........................................................          74,934           712,559
  *Namyang Dairy Products Co., Ltd..............................................           1,526         1,166,529
 #*National Plastic Co..........................................................          56,060           149,384
  *Nexen Corp...................................................................           4,508           284,950
  #Nexen Tire Corp..............................................................         100,030         1,601,081
   NH Investment & Securities Co., Ltd..........................................          88,986           617,818
  *NICE Holdings Co., Ltd.......................................................             311            13,975
  *NICE Information Service Co., Ltd............................................              97             2,084
 #*NK Co., Ltd..................................................................          46,350           170,760
  *Nong Shim Holdings Co., Ltd..................................................           5,495           250,331
 #*NongShim Co., Ltd............................................................           9,726         2,050,260
  *Noroo Holdings Co., Ltd......................................................           6,715            41,929
   NOROO Paint & Coatings Co., Ltd..............................................          14,277            40,495
  *Orientbio, Inc...............................................................          36,600            30,058
  *ORION Corp...................................................................          10,218         6,227,766
  *Ottogi Corp..................................................................           3,910           556,631
  *Pacific Pharmaceutical Co., Ltd..............................................           1,610            30,024


                                      1438

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*PaperCorea, Inc..............................................................         147,900   $        67,143
 #*Pharmicell Co., Ltd..........................................................          55,770           542,054
 #*Poongsan Corp................................................................          64,521         1,805,907
  *Poongsan Holdings Corp.......................................................          11,857           273,816
  *POSCO Coated & Color Steel Co., Ltd..........................................           6,320           106,212
  *Pulmuone Co., Ltd............................................................           3,026            85,661
  *Pusan City Gas Co., Ltd......................................................          18,050           296,371
 #*RNL BIO Co., Ltd.............................................................         243,500         1,187,908
 #*S&T Corp.....................................................................           2,443            38,773
 #*S&T Daewoo Co., Ltd..........................................................          21,870           591,130
 #*S&T Dynamics Co., Ltd........................................................          74,762         1,149,781
 #*S&T Holdings Co., Ltd........................................................          30,108           349,270
  *S&T Motors Co., Ltd..........................................................          77,720            66,561
  *S1 Corp......................................................................          51,557         2,613,818
 #*Saehan Industries, Inc.......................................................         714,340           641,292
  *Saeron Automotive Corp.......................................................          17,000            65,999
 #*Sajo Industries Co., Ltd.....................................................           8,800           436,393
  *Sajodaerim Corp..............................................................           5,320            77,528
 #*Sam Jin Pharmaceutical Co., Ltd..............................................          34,016           260,161
 #*Sam Kwang Glass Industrial Co., Ltd..........................................           8,129           484,853
  *Sam Lip General Foods Co., Ltd...............................................           9,230           102,712
  *Sam Yung Trading Co., Ltd....................................................          20,572           108,626
  *Sambu Construction Co., Ltd..................................................           2,172            13,756
 #*Samchully Co., Ltd...........................................................           8,820           710,019
  *Samhwa Crown & Closure Co., Ltd..............................................             412             7,038
  *Samhwa Paints Industrial Co., Ltd............................................          26,400            86,274
 #*Samick Musical Instruments Co., Ltd..........................................         146,160           248,535
   Samick THK Co., Ltd..........................................................          32,610           216,127
  #Samsung Fine Chemicals Co., Ltd..............................................          53,118         2,907,175
  #Samsung Techwin Co., Ltd.....................................................         112,108         5,637,841
  *Samwhan Corp.................................................................           5,480            24,607
  *Samyang Corp.................................................................           6,344           290,841
 #*Samyang Foods Co., Ltd.......................................................          12,050           417,691
  *Samyang Holdings Corp........................................................           9,849           781,074
  *Samyang Tongsang Co., Ltd....................................................           1,760            34,776
  *Samyoung Chemical Co., Ltd...................................................          85,840           418,724
 #*Samyoung Electronics Co., Ltd................................................          31,730           280,277
  *SAVEZONE I&C Corp............................................................          24,070            50,522
 #*SBS Media Holdings Co., Ltd..................................................         149,410           472,325
 #*Seah Besteel Corp............................................................          31,621         1,413,666
  *SeAH Holdings Corp...........................................................           4,622           559,221
 #*SeAH Steel Corp..............................................................           7,097           533,171
  *Sebang Co., Ltd..............................................................          27,915           394,776
 #*Sejong Industrial Co., Ltd...................................................          30,130           312,889
  *Seoul City Gas Co., Ltd......................................................           3,050           134,647
 #*Seowon Co., Ltd..............................................................          46,600           154,972
 #*Sewon Cellontech Co., Ltd....................................................          82,701           298,914
  *Shinhan Engineering & Construction Co., Ltd..................................           3,676            15,883
  *Shinpoong Pharmaceutical Co., Ltd............................................          69,212           382,594
   Shinsegae Co., Ltd...........................................................          21,901         5,378,539
   Shinsegae Information & Communication Co., Ltd...............................           2,612           114,944
 #*Shinsung Solar Energy Co., Ltd...............................................         106,650           419,228
   Shinyoung Securities Co., Ltd................................................          13,300           369,600
   Silla Trading Co., Ltd.......................................................          17,750           211,835
  *Sindo Ricoh Co., Ltd.........................................................          10,939           515,899
  *SJM Co., Ltd.................................................................          19,030           105,035
  *SJM Holdings Co., Ltd........................................................          11,641            32,979
 #*SK Chemicals Co., Ltd........................................................          41,525         2,384,120
 #*SK Gas Co., Ltd..............................................................           9,960           639,075
  *SK Networks Co., Ltd.........................................................         358,170         3,502,460
 #*SK Securities Co., Ltd.......................................................         771,580           925,151


                                      1439

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*SKC Co., Ltd.................................................................          60,047   $     2,574,449
 #*SL Corp......................................................................          37,270           677,281
  *Solomon Savings Bank.........................................................           3,197             6,078
 #*Songwon Industrial Co., Ltd..................................................          45,490           464,933
  *Ssangbangwool & Trygroup.....................................................         208,110           265,569
  *Ssangyong Cement Industrial Co., Ltd.........................................          46,931           194,074
  *STX Corp.....................................................................         117,908         1,389,544
 #*STX Engine Co., Ltd..........................................................          71,832         1,053,834
  *STX Metal Co, Ltd............................................................          13,390            78,684
 #*STX Offshore & Shipbuilding Co., Ltd.........................................         184,940         2,156,726
 #*STX Pan Ocean Co., Ltd.......................................................         340,000         2,166,156
  *Suheung Capsule Co., Ltd.....................................................          19,000           242,673
 #*Sung Jin Geotec Co., Ltd.....................................................          47,090           584,137
  *Sungchang Enterprise Holdings, Ltd...........................................           4,760            61,770
  *Sungshin Cement Co., Ltd.....................................................           5,220            12,843
 #*Sunjin Co., Ltd..............................................................          11,625            72,271
  *Sunjin Holdings Co., Ltd.....................................................             609            11,057
 #*Tae Kyung Industrial Co., Ltd................................................          33,700           101,586
  *TaeKwang Industrial Co., Ltd.................................................             994         1,167,037
 #*Taeyoung Engineering & Construction Co., Ltd.................................         129,830           661,953
 #*Taihan Electric Wire Co., Ltd................................................         419,983         1,157,445
  *Tailim Packaging Industries Co., Ltd.........................................         125,830           166,191
 #*TCC Steel....................................................................          19,502            87,307
  *Teems, Inc...................................................................              58               560
  *Tong Yang Life Insurance Co., Ltd............................................          89,460         1,033,923
 #*Tong Yang Moolsan Co., Ltd...................................................          13,480           270,808
  #Tong Yang Securities, Inc....................................................          69,296           378,581
  *Tongyang, Inc................................................................         277,068           272,365
  *Trigem Computer, Inc.........................................................               2                --
 #*TS Corp......................................................................          13,200           253,539
 #*Unid Co., Ltd................................................................          10,131           495,725
  *Union Steel Manufacturing Co., Ltd...........................................          11,102           169,191
  *VGX International, Inc.......................................................           4,580             5,331
  *Whanin Pharmaceutical Co., Ltd...............................................          33,490           185,450
  *Will-Bes & Co., Ltd. (The)...................................................         165,160           283,240
  *Woongjin Coway Co., Ltd......................................................         154,550         5,598,209
 #*Woongjin Holdings Co., Ltd...................................................          94,257           394,395
 #*Woongjin Thinkbig Co., Ltd...................................................          56,169           779,944
  *Woori Financial Co., Ltd.....................................................          25,490           328,149
   Woori Investment & Securities Co., Ltd.......................................         445,262         5,256,021
 #*WooSung Feed Co., Ltd........................................................          14,880            32,589
  *YESCO Co., Ltd...............................................................           8,840           196,943
 #*Youlchon Chemical Co., Ltd...................................................          34,180           246,563
 #*Young Poong Corp.............................................................           2,754         3,112,506
  *Young Poong Mining & Construction Corp.......................................           1,580                77
  *Young Poong Paper Manufacturing Co., Ltd.....................................             520             6,697
  *Youngone Corp................................................................          60,704         1,433,976
 #*Youngone Holdings Co., Ltd...................................................          21,846         1,010,557
  *Yuhan Corp...................................................................          25,895         3,099,219
   Yuhwa Securities Co., Ltd....................................................          13,060           174,377
 #*Yungjin Pharm Co., Ltd.......................................................         228,742           417,537
  *ZeroOne Interactive Co., Ltd.................................................           3,200                43
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                       316,680,294
                                                                                                   ---------------
TAIWAN -- (13.2%)
  *A.G.V. Products Corp.........................................................       1,294,801           455,357
  *Ability Enterprise Co., Ltd..................................................       1,160,076         1,107,695
   AcBel Polytech, Inc..........................................................       1,165,599           721,181
   Accton Technology Corp.......................................................       1,439,763           759,616
   Ace Pillar Co., Ltd..........................................................         140,400           254,734
   ACHEM Technology Corp........................................................         572,975           243,136


                                      1440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Action Electronics Co., Ltd..................................................         757,635   $       209,694
   Adlink Technology, Inc.......................................................         287,900           341,074
   Advancetek Enterprise Co., Ltd...............................................         426,917           331,931
   ALI Corp.....................................................................         733,000         1,008,850
   Allis Electric Co., Ltd......................................................          54,000            13,257
   Alpha Networks, Inc..........................................................         928,763           789,936
   Altek Corp...................................................................       1,183,637           963,795
   Ambassador Hotel (The).......................................................         955,000         1,128,364
   Ampoc Far East Co., Ltd......................................................         268,444           200,436
   AmTRAN Technology Co., Ltd...................................................       2,255,951         1,392,773
   APCB, Inc....................................................................         440,000           315,226
   Apex Biotechnology Corp......................................................         286,380           658,468
   Apex Medical Corp............................................................         121,500           133,640
   Apex Science & Engineering Corp..............................................         134,198            41,061
  *Arima Communications Corp....................................................         716,000           562,256
  *Asia Optical Co., Inc........................................................         729,000           596,442
   Asia Polymer Corp............................................................         807,903         1,037,203
   Asia Vital Components Co., Ltd...............................................         909,245           663,617
   Asrock, Inc..................................................................         138,000           478,088
   Aten International Co., Ltd..................................................         278,479           512,553
   Audix Corp...................................................................         311,000           294,052
   Aurora Corp..................................................................         541,499           834,316
   Aurora Systems Corp..........................................................         268,244           315,913
   AV Tech Corp.................................................................         134,000           429,741
  *Avermedia Technologies, Inc..................................................         674,446           608,930
   Avision, Inc.................................................................         523,000           207,778
   Awea Mechantronic Co., Ltd...................................................          40,200            45,657
   Bank of Kaohsiung............................................................       1,298,645           384,457
  *Basso Industry Corp., Ltd....................................................         378,000           271,914
   BES Engineering Corp.........................................................       4,407,750         1,227,451
   Biostar Microtech International Corp.........................................         492,975           252,857
  *Bright Led Electronics Corp..................................................         371,520           290,783
   C Sun Manufacturing, Ltd.....................................................         415,221           267,389
   Cameo Communications, Inc....................................................         724,818           213,491
   Capital Securities Corp......................................................       5,831,142         2,415,408
   Career Technology MFG. Co., Ltd..............................................         878,000         1,434,000
  *Carnival Industrial Corp.....................................................         918,000           271,953
   Cathay Chemical Works, Inc...................................................          30,000            10,298
   Cathay Real Estate Development Co., Ltd......................................       2,481,000           960,134
   Central Reinsurance Co., Ltd.................................................         826,402           345,262
   Chain Qui Development Co., Ltd...............................................         204,083           127,040
   Champion Building Materials Co., Ltd.........................................       1,060,851           505,673
   Chang Wah Electromaterials, Inc..............................................         102,980           233,667
   Charoen Pokphand Enterprises Co., Ltd........................................         625,000           309,713
   CHC Resources Corp...........................................................         308,348           416,499
   Cheng Loong Corp.............................................................       2,956,383         1,140,072
   Cheng Uei Precision Industry Co., Ltd........................................       1,238,396         2,921,793
   Chenming Mold Industrial Corp................................................         352,437           252,582
   Chia Hsin Cement Corp........................................................       1,511,360           651,603
  *Chia Hsin Food & Synthetic Fiber Co., Ltd....................................          97,211                --
   Chicony Electronics Co., Ltd.................................................       1,118,245         1,964,249
   Chien Kuo Construction Co., Ltd..............................................         871,312           421,627
  *Chien Shing Stainless Steel Co., Ltd.........................................         417,000            58,509
   Chilisin Electronics Corp....................................................         293,535           144,292
   China Chemical & Pharmaceutical Co...........................................         848,000           547,782
   China Ecotek Corp............................................................         187,000           363,709
   China Electric Manufacturing Co., Ltd........................................         854,900           567,943
  *China General Plastics Corp..................................................         843,000           304,782
   China Glaze Co., Ltd.........................................................         397,139           199,844
  *China Man-Made Fiber Co., Ltd................................................       3,315,879         1,126,590
   China Metal Products Co., Ltd................................................         852,344           580,810


                                      1441

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  *China Motor Co., Ltd.........................................................       1,453,609   $     1,554,011
  *China Rebar Co., Ltd.........................................................          55,174                --
   China Steel Chemical Corp....................................................         451,554         2,000,529
   China Steel Structure Co., Ltd...............................................         357,000           329,552
   China Synthetic Rubber Corp..................................................       1,393,563         1,289,772
  *China United Trust & Investment Corp.........................................         164,804                --
  *China Wire & Cable Co., Ltd..................................................         592,000           151,352
   Chinese Maritime Transport, Ltd..............................................         422,850           591,364
  *Ching Feng Home Fashions Industries Co., Ltd.................................          40,822             8,570
   Chin-Poon Industrial Co., Ltd................................................       1,234,207           882,766
   Chong Hong Construction Co...................................................         463,055           923,111
  *Chou Chin Industrial Co., Ltd................................................             825                --
   Chroma Ate, Inc..............................................................         969,821         2,220,849
  *Chun Yu Works & Co., Ltd.....................................................         631,000           197,645
   Chun Yuan Steel Industrial Co., Ltd..........................................       1,310,793           522,573
   Chung Hsin Electric & Machinery Co., Ltd.....................................       1,249,000           652,475
   Chung Hung Steel Corp........................................................       2,782,979           885,115
   Chung Hwa Pulp Corp..........................................................       1,522,031           525,173
  *Chungwa Picture Tubes Co., Ltd...............................................      14,400,000           701,280
   Clevo Co., Ltd...............................................................       1,376,000         2,327,152
  *CMC Magnetics Corp...........................................................       7,873,960         1,433,838
   Collins Co., Ltd.............................................................         478,431           222,301
   Compal Communications, Inc...................................................         947,000         1,766,514
  *Compeq Manufacturing Co., Ltd................................................       2,796,000         1,012,817
   Continental Holdings Corp....................................................       1,390,067           503,498
  *Cosmo Electronics Corp.......................................................         215,137           187,710
  *Cosmos Bank Taiwan...........................................................         112,000            23,296
   Coxon Precise Industrial Co., Ltd............................................         326,000           419,235
   CSBC Corp. Taiwan............................................................       1,239,000           986,645
   CTCI Corp....................................................................       1,551,013         2,179,881
   CviLux Corp..................................................................         165,039           207,144
  *CX Technology Co., Ltd.......................................................          62,368            20,970
   Cyberlink Corp...............................................................         266,281           690,077
   Cybertan Technology, Inc.....................................................         955,779           979,464
   Da Cin Construction Co., Ltd.................................................         482,711           279,033
   Darfon Electronics Corp......................................................         826,550           513,688
   Davicom Semiconductor, Inc...................................................          69,888            47,078
   De Licacy Industries Co., Ltd................................................          70,000            21,577
   Delpha Construction Co., Ltd.................................................         592,795           197,697
   Depo Auto Parts Industrial Co., Ltd..........................................         321,000           670,464
  *Der Pao Construction Co., Ltd................................................         476,000            13,192
   Diamond Flower Electric Instrument Co., Ltd..................................         117,524            87,614
   D-Link Corp..................................................................       1,908,665         1,417,793
   Dynamic Electronics Co., Ltd.................................................         702,801           278,277
  *Eastern Media International Corp.............................................       2,423,337           319,354
   Eclat Textile Co., Ltd.......................................................         356,914           636,366
  *Edimax Technology Co., Ltd...................................................         470,000           211,614
   Edom Technology Co., Ltd.....................................................         172,776            50,609
   Elan Microelectronics Corp...................................................       1,101,715         1,148,525
  *E-Lead Electronic Co., Ltd...................................................         133,942           106,177
   E-LIFE MALL Corp., Ltd.......................................................         193,000           353,738
   Elite Advanced Laser Corp....................................................         198,000           325,238
   Elite Material Co., Ltd......................................................         914,350           680,970
  *Elite Semiconductor Memory Technology, Inc...................................         742,200           697,775
  *Elitegroup Computer Systems Co., Ltd.........................................       2,067,182           482,394
   EnTie Commercial Bank........................................................       1,320,603           605,195
  *Eternal Chemical Co., Ltd....................................................       2,009,794         1,644,943
  *Everest Textile Co., Ltd.....................................................         868,562           183,157
  *Everfocus Electronics Corp...................................................          36,010            12,569
   Evergreen International Storage & Transport Corp.............................       1,691,000           920,527
   Everlight Chemical Industrial Corp...........................................         975,500           572,042


                                      1442

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  *Everlight Electronics Co., Ltd...............................................       1,118,000   $     2,138,144
  *Everspring Industry Co., Ltd.................................................          39,000            10,350
   Excel Cell Electronics Co., Ltd..............................................         143,000            55,806
  *Excelsior Medical Co., Ltd...................................................         256,140           606,413
   Far Eastern International Bank...............................................       3,962,865         1,560,310
   Faraday Technology Corp......................................................         901,648         1,279,306
   Federal Corp.................................................................       1,171,241           590,491
   Feng Hsin Iron & Steel Co., Ltd..............................................       1,380,100         2,308,665
   Feng Tay Enterprise Co., Ltd.................................................         839,054           750,823
   First Copper Technology Co., Ltd.............................................         703,000           207,042
   First Hotel..................................................................         500,256           334,827
   First Insurance Co., Ltd.....................................................         786,179           348,575
   First Steamship Co., Ltd.....................................................         426,200           563,423
   FLEXium Interconnect, Inc....................................................         430,303         1,413,487
   Flytech Technology Co., Ltd..................................................         210,919           445,713
   Forhouse Corp................................................................       1,358,635           882,290
  *Formosa Advanced Technologies Co., Ltd.......................................         354,000           302,270
   Formosa Epitaxy, Inc.........................................................       1,157,811           849,784
   Formosa International Hotels Corp............................................          54,780           763,100
   Formosa Oilseed Processing Co., Ltd..........................................         295,697           125,118
   Formosan Rubber Group, Inc...................................................       1,433,000           960,710
   Formosan Union Chemical Corp.................................................         829,380           577,624
  *Fortune Electric Co., Ltd....................................................         502,078           230,722
   Founding Construction & Development Co., Ltd.................................         417,977           256,307
  *Froch Enterprise Co., Ltd....................................................         513,000           206,360
   FSP Technology, Inc..........................................................         449,887           377,976
   Fu I Industrial Co., Ltd.....................................................         136,113            56,781
   Fullerton Technology Co., Ltd................................................         297,600           276,046
   Fwusow Industry Co., Ltd.....................................................         595,407           314,902
   G Shank Enterprise Co., Ltd..................................................         478,013           264,224
   Gem Terminal Industries Co., Ltd.............................................         142,386            68,905
   Gemtek Technology Corp.......................................................         996,219           845,875
   General Plastic Industrial Co., Ltd..........................................         137,553           123,959
  *Genesis Photonics, Inc.......................................................         639,503           870,472
   Genius Electronic Optical Co., Ltd...........................................         115,030           899,957
   GeoVision, Inc...............................................................         119,774           486,326
   Getac Technology Corp........................................................       1,223,360           626,914
   Giant Manufacturing Co., Ltd.................................................         626,776         2,650,837
  *Giantplus Technology Co., Ltd................................................         546,900           152,954
   Giga Storage Corp............................................................         953,561           611,606
   Giga-Byte Technology Co., Ltd................................................       1,803,800         1,457,552
   Gintech Energy Corp..........................................................         959,936         1,352,281
   Global Brands Manufacture, Ltd...............................................         690,108           338,492
  *Global Mixed Mode Technology, Inc............................................         214,000           606,220
   Global Unichip Corp..........................................................         229,000           910,461
  *Globe Union Industrial Corp..................................................         672,944           487,694
   Gold Circuit Electronics, Ltd................................................       1,398,227           362,003
   Goldsun Development & Construction Co., Ltd..................................       4,107,722         1,617,558
   Good Will Instrument Co., Ltd................................................         182,044           126,126
   Grand Pacific Petrochemical Corp.............................................       2,658,000         1,350,669
   Grape King, Inc..............................................................         332,000           457,842
   Great China Metal Industry Co., Ltd..........................................         462,000           531,467
   Great Taipei Gas Co., Ltd....................................................         976,000           595,533
   Great Wall Enterprise Co., Ltd...............................................       1,181,394         1,177,912
   Greatek Co., Ltd.............................................................       1,234,688         1,023,010
   Green Energy Technology, Inc.................................................         694,553           930,564
   GTM Corp.....................................................................         388,000           191,809
  *Hannstar Board Corp..........................................................         764,049           331,044
  *HannStar Display Corp........................................................      13,032,989           912,790
  *HannsTouch Solution, Inc.....................................................       2,301,130           973,364
   Hanpin Co., Ltd..............................................................         120,800            41,257


                                      1443

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Harvatek Corp................................................................         511,963   $       309,301
   Hey Song Corp................................................................       1,244,000         1,114,857
   Highwealth Construction Corp.................................................         104,000           168,762
  *Hiti Digital, Inc............................................................         326,573           229,602
   Hitron Technologies, Inc.....................................................         437,213           190,137
  *Ho Tung Holding Corp.........................................................       1,861,948         1,029,562
  *Hocheng Corp.................................................................         718,700           184,366
   Hold-Key Electric Wire & Cable Co., Ltd......................................         379,191           134,156
   Holiday Entertainment Co., Ltd...............................................         236,800           371,535
   Holtek Semiconductor, Inc....................................................         530,000           527,194
   Holy Stone Enterprise Co., Ltd...............................................         970,183           912,834
  *Hong Ho Precision Textile Co., Ltd...........................................         169,000            75,360
   Hong Tai Electric Industrial Co., Ltd........................................         695,000           215,326
   Hong Yi Fiber Industry Co., Ltd..............................................         164,652            52,315
   Honmyue Enterprise Co., Ltd..................................................         139,080            37,125
  *Hota Industrial Manufacturing Co., Ltd.......................................         372,000           157,457
   Hsin Kuang Steel Co., Ltd....................................................         776,443           524,614
   Hsing Ta Cement Co., Ltd.....................................................         620,000           216,841
   Hua Eng Wire & Cable Co., Ltd................................................       1,353,565           343,274
   Huaku Development Co., Ltd...................................................         733,937         1,771,089
   Huang Hsiang Construction Co.................................................         349,800           607,616
   Hung Ching Development & Construction Co., Ltd...............................         449,000           195,143
   Hung Poo Construction Corp...................................................         794,185           625,026
   Hung Sheng Construction Co., Ltd.............................................       1,798,400           824,094
  *Hwa Fong Rubber Co., Ltd.....................................................         617,670           140,894
  *Ichia Technologies, Inc......................................................         997,000           805,311
   I-Chiun Precision Industry Co., Ltd..........................................         596,313           322,532
   ICP Electronics, Inc.........................................................         471,000           670,036
   Infortrend Technology, Inc...................................................         847,163           756,528
  *Inotera Memories, Inc........................................................       6,159,000         1,132,439
  *Integrated Memory Logic, Ltd.................................................         111,000           397,668
   Inventec Corp................................................................       2,947,840         1,246,186
   I-Sheng Electric Wire & Cable Co., Ltd.......................................         306,000           390,610
   ITE Technology, Inc..........................................................         573,408           533,278
   ITEQ Corp....................................................................         844,104           933,528
  *Jenn Feng New Energy Co., Ltd................................................         368,000           241,324
  *Jess-Link Products Co., Ltd..................................................         493,900           492,918
   Johnson Health Tech Co., Ltd.................................................         163,675           351,219
   Jui Li Enterprise Co., Ltd...................................................         324,080            83,114
   Kang Na Hsiung Enterprise Co., Ltd...........................................         336,020           161,819
  *Kao Hsing Chang Iron & Steel Corp............................................         784,000           118,833
   Kaulin Manufacturing Co., Ltd................................................         375,330           276,723
   Kee Tai Properties Co., Ltd..................................................       1,106,473           523,085
   Kenda Rubber Industrial Co., Ltd.............................................       1,317,903         1,457,295
   Kerry TJ Logistics Co., Ltd..................................................       1,049,000         1,145,445
   Kian Shen Corp...............................................................         112,750           165,391
   King Core Electronics, Inc...................................................          10,623             6,532
   King Slide Works Co., Ltd....................................................         143,550           728,567
   King Yuan Electronics Co., Ltd...............................................       3,528,979         1,372,451
   Kingdom Construction Co., Ltd................................................       1,089,000           643,852
  *King's Town Bank.............................................................       2,222,701         1,426,818
   King's Town Construction Co., Ltd............................................         636,105           422,443
   Kinik Co.....................................................................         325,000           459,783
   Kinko Optical Co., Ltd.......................................................         408,000           497,930
   Kinpo Electronics, Inc.......................................................       3,505,157           820,138
   Knowledge-Yield-Excellence Systems Corp......................................         816,903           321,910
   KS Terminals, Inc............................................................         246,482           182,539
   Kung Long Batteries Industrial Co., Ltd......................................         155,000           225,668
  *Kuoyang Construction Co., Ltd................................................       1,197,000           469,360
   Kwong Fong Industries Corp...................................................       1,086,200           385,747
   L&K Engineering Co., Ltd.....................................................         405,048           375,567


                                      1444

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Lan Fa Textile Co., Ltd......................................................         687,933   $       250,291
  *Leadtek Research, Inc........................................................          37,472             7,584
   Leadtrend Technology Corp....................................................          85,086           148,813
   Lealea Enterprise Co., Ltd...................................................       1,853,924           762,135
   Lee Chi Enterprises Co., Ltd.................................................         553,000           227,176
  *Leofoo Development Co., Ltd..................................................         760,000           476,621
   Les Enphants Co., Ltd........................................................         460,110           577,888
   Li Peng Enterprise Co., Ltd..................................................       1,277,606           492,821
   Lian Hwa Food Corp...........................................................         208,890           263,185
   Lien Hwa Industrial Corp.....................................................       1,582,676         1,006,556
   Lingsen Precision Industries, Ltd............................................       1,117,506           578,011
   LITE-ON IT Corp..............................................................       1,339,990         1,317,336
   Lite-On Semiconductor Corp...................................................         854,730           384,920
   Long Bon International Co., Ltd..............................................         931,945           372,215
   Long Chen Paper Co., Ltd.....................................................       1,141,674           339,799
  *Lotes Co., Ltd...............................................................         156,778           433,899
  *Lucky Cement Corp............................................................         677,000           121,424
   Lumax International Corp., Ltd...............................................         280,245           546,838
   Makalot Industrial Co., Ltd..................................................         374,202           923,697
   Marketech International Corp.................................................         363,000           228,917
   Masterlink Securities Corp...................................................       3,341,000         1,081,479
   Maxtek Technology Co., Ltd...................................................          41,000            30,606
   Mayer Steel Pipe Corp........................................................         584,567           276,633
   Maywufa Co., Ltd.............................................................         170,322            68,519
   Meiloon Co., Ltd.............................................................         419,053           166,632
   Mercuries & Associates, Ltd..................................................       1,098,498         1,165,710
  *Mercuries Data Systems, Ltd..................................................         353,000           137,814
   Merida Industry Co., Ltd.....................................................         510,170         1,241,687
   Merry Electronics Co., Ltd...................................................         475,363           573,349
  *Microelectronics Technology, Inc.............................................       1,117,527           390,888
   Micro-Star International Co., Ltd............................................       3,067,075         1,301,053
   Min Aik Technology Co., Ltd..................................................         511,316         1,041,843
  *Mirle Automation Corp........................................................         440,096           340,047
   Mitac International Corp.....................................................       3,851,000         1,271,462
  *Mosel Vitelic, Inc...........................................................       1,392,644           211,523
  *Mospec Seminconductor Corp...................................................          24,000             6,472
   Nak Sealing Technologies Corp................................................         153,954           262,078
  *Namchow Chemical Industrial Co., Ltd.........................................         529,000           463,077
   Nankang Rubber Tire Co., Ltd.................................................       1,075,056         1,737,481
   Nantex Industry Co., Ltd.....................................................         667,036           569,636
  *Nanya Technology Corp........................................................       2,937,000           239,598
   National Petroleum Co., Ltd..................................................         568,824           596,396
  *Neo Solar Power Corp.........................................................       1,486,000         1,242,244
   New Asia Construction & Development Co., Ltd.................................         402,988           108,429
   Nichidenbo Corp..............................................................         231,349           206,807
   Nien Hsing Textile Co., Ltd..................................................         880,125           626,767
  *Ocean Plastics Co., Ltd......................................................         423,200           277,438
   Opto Tech Corp...............................................................       1,693,886           704,643
  *Orient Semiconductor Electronics, Ltd........................................       1,446,000           212,599
  *Oriental Union Chemical Corp.................................................       1,352,788         1,964,622
   Orise Technology Co., Ltd....................................................         187,000           212,789
  *Pacific Construction Co., Ltd................................................         573,850           178,728
   Pan Jit International, Inc...................................................       1,085,541           637,605
   Pan-International Industrial Corp............................................       1,160,893         1,070,266
   Paragon Technologies Co., Ltd................................................         208,449           221,481
   PChome Online, Inc...........................................................          24,262           137,999
   Phihong Technology Co., Ltd..................................................         620,901           829,907
  *Phytohealth Corp.............................................................         342,000           392,994
  *Picvue Electronics, Ltd......................................................          72,760                --
  *Pihsiang Machinery Manufacturing Co., Ltd....................................         425,534           512,537
   Plotech Co., Ltd.............................................................         191,000            96,167


                                      1445

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Polytronics Technology Corp..................................................         182,027   $       304,102
  *Potrans Electrical Corp......................................................         228,000            33,598
  *Power Quotient International Co., Ltd........................................         713,000           237,965
   Powercom Co., Ltd............................................................         540,140           311,116
  *Powertech Industrial Co., Ltd................................................          39,000            26,228
   President Securities Corp....................................................       2,476,920         1,237,155
   Prince Housing & Development Corp............................................       2,150,347         1,433,908
  *Procomp Informatics, Ltd.....................................................          21,675                --
  *Prodisc Technology, Inc......................................................       1,707,199             9,809
   Promate Electronic Co., Ltd..................................................         385,000           265,925
  *Promise Technology, Inc......................................................         423,286           246,581
  *Protop Technology Co., Ltd...................................................         192,000             1,363
   Qisda Corp...................................................................       4,916,900         1,220,741
  *Quintain Steel Co., Ltd......................................................         850,750           208,033
  *Radiant Opto-Electronics Corp................................................         925,247         3,521,916
   Radium Life Tech Corp........................................................       1,465,223         1,199,903
   Ralec Electronic Corp........................................................         103,209           127,451
   Realtek Semiconductor Corp...................................................       1,302,990         2,416,383
   Rechi Precision Co., Ltd.....................................................         772,900           669,778
  *Rexon Industrial Corp., Ltd..................................................         361,000            56,439
  *Richtek Technology Corp......................................................         443,000         2,474,085
  *Ritek Corp...................................................................       8,382,387         1,321,953
   Ruentex Development Co., Ltd.................................................       1,313,084         1,622,169
  *Sainfoin Technology Corp.....................................................         131,260                --
   Sampo Corp...................................................................       1,915,327           552,937
   San Fang Chemical Industry Co., Ltd..........................................         398,582           314,605
   Sanyang Industrial Co., Ltd..................................................       2,235,628         1,322,330
   Sanyo Electric Taiwan Co., Ltd...............................................         503,000           470,251
   SCI Pharmtech, Inc...........................................................          71,936           127,569
  *SDI Corp.....................................................................         302,000           239,679
   Senao International Co., Ltd.................................................         375,541         1,420,242
   Sercomm Corp.................................................................         461,000           546,988
   Shan-Loong Transportation Co., Ltd...........................................          24,000            14,682
   Sheng Yu Steel Co., Ltd......................................................         552,980           353,782
  *ShenMao Technology, Inc......................................................         254,891           339,925
   Shih Wei Navigation Co., Ltd.................................................         584,598           531,604
   Shihlin Electric & Engineering Corp..........................................         985,000         1,072,089
  *Shihlin Paper Corp...........................................................         418,000           617,639
   Shin Hai Gas Corp............................................................           1,000             1,238
   Shin Shin Co., Ltd...........................................................          49,000            41,577
   Shin Zu Shing Co., Ltd.......................................................         364,144           846,911
  *Shining Building Business Co., Ltd...........................................         575,235           498,698
   Shinkong Insurance Co., Ltd..................................................         587,131           314,476
   Shinkong Synthetic Fibers Co., Ltd...........................................       4,967,360         1,551,419
  *Shiny Chemical Industrial Co., Ltd...........................................           8,000             9,553
  *Shuttle, Inc.................................................................         463,152           130,181
   Sigurd Microelectronics Corp.................................................       1,173,974           831,321
   Silicon Integrated Systems Corp..............................................       1,985,820           862,966
   Silitech Technology Corp.....................................................         344,627           953,276
   Sinbon Electronics Co., Ltd..................................................         490,000           339,191
   Sincere Navigation Corp......................................................         854,786           768,979
   Sinkang Industries, Ltd......................................................         152,001            58,822
   Sinkong Textile Co., Ltd.....................................................         574,542           694,160
   Sinon Corp...................................................................       1,072,510           449,730
   Sinphar Pharmaceutical Co., Ltd..............................................         396,588           326,678
   Sinyi Realty Co., Ltd........................................................         482,072           652,737
  *Sitronix Technology Corp.....................................................         333,879           441,563
   Solomon Technology Corp......................................................         147,138            49,783
  *Solytech Enterprise Corp.....................................................         163,000            62,810
  *Sonix Technology Co., Ltd....................................................         490,000           748,633
   South East Soda Manufacturing Co., Ltd.......................................         356,250           405,307


                                      1446

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Southeast Cement Co., Ltd....................................................         899,700   $       319,361
   Spirox Corp..................................................................         180,000            81,528
   Springsoft, Inc..............................................................         568,000           747,077
   Standard Chemical & Pharmaceutical Co., Ltd..................................         239,571           195,445
   Standard Foods Taiwan, Ltd...................................................          17,128            58,153
   Star Comgistic Capital Co., Ltd..............................................         194,785           122,274
   Stark Technology, Inc........................................................         358,860           318,221
   Sunonwealth Electric Machine Industry Co., Ltd...............................         357,487           303,484
   Sunplus Technology Co., Ltd..................................................       1,658,000           611,944
   Sunrex Technology Corp.......................................................         636,736           373,684
   Sunspring Metal Corp.........................................................         148,000           145,753
   Super Dragon Technology Co., Ltd.............................................         205,382           202,066
   Supreme Electronics Co., Ltd.................................................         588,000           339,234
   Sweeten Construction Co., Ltd................................................         205,889            96,502
  *Syscom Computer Engineering Co...............................................          30,000            10,891
   Sysware Systex Corp..........................................................         242,388           262,436
  *Ta Chen Stainless Pipe Co., Ltd..............................................       1,640,953           893,324
  *Ta Chong Bank, Ltd...........................................................       4,452,769         1,140,370
   Ta Ya Electric Wire & Cable Co., Ltd.........................................       1,638,306           434,350
   Ta Yih Industrial Co., Ltd...................................................         194,000           380,442
   Tah Hsin Industrial Corp.....................................................         447,000           412,478
  *TAI Roun Products Co., Ltd...................................................         239,000            77,047
   TA-I Technology Co., Ltd.....................................................         507,638           354,693
  *Taichung Commercial Bank.....................................................       4,562,272         1,375,786
   Tainan Enterprises Co., Ltd..................................................         366,370           490,800
   Tainan Spinning Co., Ltd.....................................................       3,199,988         1,277,179
   Taisun Enterprise Co., Ltd...................................................         914,590           459,271
   Taita Chemical Co., Ltd......................................................         566,430           240,053
   Taiwan Acceptance Corp.......................................................         229,480           461,338
  *Taiwan Business Bank.........................................................       3,027,859           994,361
   Taiwan Cogeneration Corp.....................................................       1,019,566           683,985
   Taiwan Fire & Marine Insurance Co., Ltd......................................         819,338           572,808
  *Taiwan Flourescent Lamp Co., Ltd.............................................         176,000            17,726
   Taiwan Fu Hsing Industrial Co., Ltd..........................................         243,000           136,359
   Taiwan Hon Chuan Enterprise Co., Ltd.........................................         742,814         1,633,200
  *Taiwan Kolin Co., Ltd........................................................       1,356,000                --
  *Taiwan Land Development Corp.................................................       1,984,483           805,436
   Taiwan Life Insurance Co., Ltd...............................................         989,232           602,695
   Taiwan Line Tek Electronic Co., Ltd..........................................         213,980           199,891
   Taiwan Mask Corp.............................................................         693,412           253,083
   Taiwan Navigation Co., Ltd...................................................         610,777           613,382
   Taiwan Paiho Co., Ltd........................................................         903,165           742,621
   Taiwan Pulp & Paper Corp.....................................................       1,262,980           411,874
   Taiwan Sakura Corp...........................................................         832,003           492,162
   Taiwan Secom Co., Ltd........................................................         848,332         1,626,794
   Taiwan Sogo Shinkong Security Co., Ltd.......................................         825,278           745,355
  *Taiwan Styrene Monomer Corp..................................................       1,489,303           362,281
   Taiwan Tea Corp..............................................................       2,052,897           977,099
   Taiyen Biotech Co., Ltd......................................................         574,000           433,786
  *Tatung Co., Ltd..............................................................       6,758,455         1,922,365
  *Teco Electric & Machinery Co., Ltd...........................................       4,753,000         3,140,112
  *Tecom, Ltd...................................................................         108,114            11,845
   Ten Ren Tea Co., Ltd.........................................................         157,980           254,460
   Test Research, Inc...........................................................         458,151           554,363
   Test-Rite International Co., Ltd.............................................         794,438           576,439
  *Thinking Electronic Industrial Co., Ltd......................................         270,204           263,171
   Thye Ming Industrial Co., Ltd................................................         494,360           468,509
   TNC Industrial Corp., Ltd....................................................         197,000           178,120
   Ton Yi Industrial Corp.......................................................       2,611,644         1,341,720
  *Tong Hsing Electronic Industries, Ltd........................................         360,963         1,087,936
   Tong Yang Industry Co., Ltd..................................................       1,173,060         1,360,061


                                      1447

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Tong-Tai Machine & Tool Co., Ltd.............................................         553,640   $       561,768
   Topco Scientific Co., Ltd....................................................         437,082           694,131
   Topoint Technology Co., Ltd..................................................         415,249           276,965
   Transcend Information, Inc...................................................         473,651         1,274,682
   Tsann Kuen Enterprise Co., Ltd...............................................         320,686           724,089
   TTET Union Corp..............................................................         270,000           435,724
  *Tung Ho Spinning, Weaving & Dyeing Co., Ltd..................................         270,000           110,880
   Tung Ho Steel Enterprise Corp................................................       2,239,000         2,117,695
  *Twinhead International Corp..................................................             500                58
   TXC Corp.....................................................................         846,053         1,153,319
  *TYC Brother Industrial Co., Ltd..............................................         574,329           231,240
  *Tycoons Group Enterprise Co., Ltd............................................       1,530,182           296,910
   Tyntek Corp..................................................................       1,006,621           372,995
  *Tze Shin International Co., Ltd..............................................         356,416           125,212
  *Union Bank of Taiwan.........................................................       2,873,593           956,809
   Unitech Electronics Co., Ltd.................................................         281,804           133,006
   Unitech Printed Circuit Board Corp...........................................       1,667,370           730,044
   United Integration Service Co., Ltd..........................................         604,439           577,115
   Unity Opto Technology Co., Ltd...............................................         919,500           885,349
   Universal Cement Corp........................................................       1,131,191           514,111
   Universal Microelectronics Co., Ltd..........................................          84,000            23,756
   Universal, Inc...............................................................         138,971            86,601
   UPC Technology Corp..........................................................       1,864,334         1,097,311
   USI Corp.....................................................................       2,051,464         1,914,803
   Ve Wong Corp.................................................................         374,696           254,923
  *Veutron Corp.................................................................          51,628             3,123
  *Via Technologies, Inc........................................................       2,353,000         1,482,935
  *Visual Photonics Epitacy Co., Ltd............................................         698,360         1,006,613
   Wah Lee Industrial Corp......................................................         554,000           732,537
   Walsin Lihwa Corp............................................................          17,000             6,010
   Walsin Technology Corp., Ltd.................................................       1,673,873           480,943
   Walton Advanced Engineering, Inc.............................................         887,197           315,310
  *Walton Chaintech Corp........................................................          39,000            21,753
   Wan Hai Lines Co., Ltd.......................................................       1,183,000           658,824
   Wan Hwa Enterprise Co., Ltd..................................................         533,718           239,081
   Waterland Financial Holdings Co., Ltd........................................       6,145,933         2,017,234
  *WEI Chih Steel Industrial Co., Ltd...........................................         433,000            76,322
   Wei Chuan Food Corp..........................................................       1,286,000         1,453,188
   Weikeng Industrial Co., Ltd..................................................         634,100           480,412
   Well Shin Technology Co., Ltd................................................         157,000           193,623
   Wellypower Optronics Corp....................................................         399,000           213,910
   Weltrend Semiconductor, Inc..................................................         732,833           372,827
  *Winbond Electronics Corp.....................................................       9,178,138         1,495,861
   Wintek Corp..................................................................         774,000           631,692
   Wistron NeWeb Corp...........................................................         606,891         1,251,503
   WT Microelectronics Co., Ltd.................................................         701,524         1,035,744
  *WUS Printed Circuit Co., Ltd.................................................       1,004,000           406,234
   Yageo Corp...................................................................       6,565,000         2,020,125
   Yang Ming Marine Transport Corp..............................................       2,097,000           921,776
   Yem Chio Co., Ltd............................................................         713,694           591,645
   Yeung Cyang Industrial Co., Ltd..............................................         959,171           592,895
   Yi Jinn Industrial Co., Ltd..................................................         681,312           176,017
   Yieh Phui Enterprise Co., Ltd................................................       2,947,645           992,056
  *Young Fast Optoelectronics Co., Ltd..........................................         373,872           872,232
  *Young Optics, Inc............................................................         193,111           509,133
  *Yuanta Financial Holding Co., Ltd............................................          45,167            25,536
   Yuen Foong Yu Paper Manufacturing Co., Ltd...................................       3,605,212         1,542,081
   Yuen Jen Enterprises Co., Ltd................................................           6,668             3,694
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..............................         258,869           385,928
   Yung Tay Engineering Co., Ltd................................................       1,044,000         1,660,857
   YungShin Global Holding Corp.................................................         524,300           745,842


                                      1448

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Zenitron Corp................................................................         520,000   $       358,964
   Zig Sheng Industrial Co., Ltd................................................       1,101,219           497,087
   Zinwell Corp.................................................................         841,586         1,030,791
   Zippy Technology Corp........................................................         298,948           220,893
   Zyxel Communication Corp.....................................................       1,151,430           643,098
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                       301,133,411
                                                                                                   ---------------
THAILAND -- (3.5%)
  *A.J. PCL (Foreign)...........................................................         618,288           331,886
   Aeon Thana Sinsap (Thailand) PCL (Foreign)...................................         142,500           138,238
   Airports of Thailand PCL (Foreign)...........................................         759,700         1,295,850
   Amata Corp. PCL (Foreign)....................................................       1,818,700           893,912
  *Apex Development PCL (Foreign)...............................................           3,536             2,463
   Asia Plus Securities PCL (Foreign)...........................................       2,654,400           214,584
   Asian Property Development PCL (Foreign).....................................       4,079,960           692,637
   Bangchak Petroleum PCL (Foreign).............................................       2,062,900         1,360,814
   Bangkok Aviation Fuel Services PCL (Foreign).................................         854,917           342,796
   Bangkok Chain Hospital PCL (Foreign).........................................       3,501,750           820,944
   Bangkok Expressway PCL (Foreign).............................................       1,319,400           797,826
   Bangkok First Investment & Trust PCL (Foreign)...............................         211,400            47,851
   Bangkok Insurance PCL (Foreign)..............................................         127,101           941,184
  *Bangkok Life Assurance PCL (Foreign) NVDR....................................         913,400         1,447,263
  *Bangkok Metro PCL (Foreign)..................................................       6,221,100           124,724
  *Bangkok Rubber PCL (Foreign).................................................          14,600             1,171
  *Bangkokland PCL (Foreign)....................................................      25,022,270           574,481
  *Big C Supercenter PCL (Foreign)..............................................          43,200           167,631
   Bumrungrad Hospital PCL (Foreign)............................................       1,015,200         1,551,114
   Cal-Comp Electronics (Thailand) PCL (Foreign)................................       3,912,100           331,437
  *Central Paper Industry PCL (Foreign).........................................              20             1,358
   Central Plaza Hotel PCL (Foreign)............................................       1,999,600           743,586
   CH Karnchang PCL (Foreign)...................................................       2,699,300           663,369
   Charoong Thai Wire & Cable PCL (Foreign).....................................         452,700           125,892
   Country Group Securities PCL (Foreign).......................................         590,078            19,463
   Delta Electronics (Thailand) PCL (Foreign)...................................       1,507,600         1,043,254
   Diamond Building Products PCL (Foreign)......................................         469,900            91,169
   Dynasty Ceramic PCL (Foreign)................................................         777,200         1,558,170
   Eastern Water Resources Development & Management PCL (Foreign)...............       2,199,400           462,283
   Electricity Generating PCL (Foreign).........................................         620,600         1,836,213
   Electricity Generating PCL (Foreign) NVDR....................................         116,500           344,697
  *Erawan Group PCL (Foreign)...................................................       4,046,270           321,870
   Esso (Thailand) PCL (Foreign)................................................       4,620,000         1,957,057
  *G J Steel PCL (Foreign)......................................................      47,637,200           215,657
  *G Steel PCL (Foreign)........................................................      27,015,300           288,280
  *GFPT PCL(Foreign)............................................................       1,690,700           595,914
   GMM Grammy PCL (Foreign).....................................................         928,000           543,146
   Hana Microelectronics PCL (Foreign)..........................................       1,281,796           758,508
   Hermraj Land & Development PCL (Foreign).....................................      12,491,900         1,001,776
  *Home Product Center PCL (Foreign)............................................       6,376,044         2,309,190
   ICC International PCL (Foreign)..............................................         204,600           294,412
   Italian-Thai Development PCL (Foreign) NVDR..................................       6,545,530           740,804
  *ITV PCL (Foreign)............................................................       2,785,600            94,580
   Jasmine International PCL (Foreign)..........................................      11,213,300           732,445
   Kang Yong Electric PCL (Foreign).............................................          23,900           145,293
   Khon Kaen Sugar Industry PCL (Foreign).......................................       2,192,500         1,020,922
   Kiatnakin Bank PCL (Foreign) NVDR............................................         764,800           791,386
   Kiatnakin Finance PCL (Foreign)..............................................          50,100            51,842
  *L.P.N. Development PCL (Foreign) NVDR........................................         411,500           184,959
   Laguna Resorts & Hotels PCL (Foreign)........................................          80,500           125,598
   Lanna Resources PCL (Foreign)................................................         548,800           436,556
   Loxley PCL (Foreign).........................................................       3,228,020           386,214
   LPN Development PCL (Foreign)................................................       1,488,000           673,630


                                      1449

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Major Cineplex Group PCL (Foreign)...........................................       1,714,900   $       853,984
   MBK PCL (Foreign)............................................................         330,900           979,057
   MCOT PCL (Foreign)...........................................................       1,092,200           997,725
   MCS Steel PCL (Foreign)......................................................         465,900           140,862
  *Minor International PCL (Foreign)............................................       3,412,403         1,279,996
  *Modernform Group PCL (Foreign)...............................................         158,700            30,791
   Muang Thai Insurance PCL (Foreign)...........................................          19,588            41,805
   Muramoto Electronic (Thailand) PCL (Foreign).................................          14,000            94,616
   Padaeng Industry PCL (Foreign) NVDR..........................................         279,200           137,230
   Patum Rice Mill & Granary PCL (Foreign)......................................           5,500            13,517
   Polyplex PCL (Foreign).......................................................       1,265,200           670,955
   Precious Shipping PCL (Foreign)..............................................       1,253,000           664,485
   Preuksa Real Estate PCL (Foreign)............................................       3,142,200         1,442,821
   Property Perfect PCL (Foreign)...............................................      10,474,800           270,973
   Quality Houses PCL (Foreign).................................................      13,224,400           671,376
   Ratchaburi Electricity Generating Holding PCL (Foreign)......................          37,300            53,070
  *Regional Container Lines PCL (Foreign).......................................         835,700           186,462
   Robinson Department Store PCL (Foreign)......................................       1,875,025         2,546,517
   Rojana Industrial Park PCL (Foreign).........................................       1,529,100           299,145
   Saha Pathana Inter-Holding PCL (Foreign).....................................         680,300           514,762
   Saha-Union PCL (Foreign).....................................................         538,400           526,648
  *Sahaviriya Steel Industries PCL (Foreign)....................................      28,780,000           763,124
   Samart Corporation PCL (Foreign).............................................       1,676,200           436,327
   Samart I-Mobile PCL (Foreign)................................................       8,442,100           545,973
   Samart Telcoms PCL (Foreign).................................................         891,700           354,662
   Sansiri PCL (Foreign)........................................................      12,232,108           731,751
   SC Asset Corp. PCL (Foreign).................................................       1,160,200           543,990
   SE-Education PCL (Foreign)...................................................         138,900            49,407
  *Shinawatra Satellite PCL (Foreign)...........................................       1,770,400           715,602
   Siam City Cement PCL (Foreign)...............................................          94,200           782,842
   Siam City Cement PCL (Foreign) NVDR..........................................          82,600           686,441
   Siam Future Development PCL (Foreign)........................................       1,499,100           341,751
   Siam Makro PCL (Foreign).....................................................         355,600         2,943,690
  *Siamgas & Petrochemicals PCL (Foreign).......................................       1,448,700           702,684
   Sino-Thai Engineering & Construction PCL (Foreign)...........................       1,812,100           808,633
   SNC Former PCL (Foreign).....................................................         354,300           277,253
   Somboon Advance Technology PCL (Foreign) (B05N984)...........................          15,850            12,147
   Somboon Advance Technology PCL (Foreign) (B05PZJ3)...........................         500,100           383,262
   Sri Trang Agro Industry PCL (Foreign)........................................       1,854,990         1,289,645
  *STP & I PCL (Foreign)........................................................         573,435           676,811
   Supalai PCL (Foreign)........................................................       2,719,433         1,239,903
   SVI PCL (Foreign)............................................................       2,848,600           311,343
  *Tata Steel (Thailand) PCL (Foreign)..........................................       9,617,100           282,993
  *Thai Airways International PCL (Foreign).....................................       3,128,300         2,397,436
  *Thai Airways International PCL (Foreign) NVDR................................         141,400           108,365
   Thai Carbon Black PCL (Foreign)..............................................         158,800           130,943
   Thai Plastic & Chemicals PCL (Foreign).......................................       1,357,900         1,295,329
   Thai Rayon PCL (Foreign).....................................................           1,700             3,958
   Thai Reinsurance PCL (Foreign)...............................................       1,484,700           150,750
   Thai Stanley Electric PCL (Foreign)..........................................         127,600           618,917
   Thai Tap Water Supply PCL (Foreign)..........................................       5,660,600         1,025,040
   Thai Union Frozen Products PCL (Foreign).....................................       1,298,325         2,791,871
   Thai Vegetable Oil PCL (Foreign).............................................       1,143,475           717,330
   Thai Wacoal PCL (Foreign)....................................................          78,000           121,067
  *Thai-German Ceramic Industry PCL (Foreign)...................................       1,053,400           169,634
   Thanachart Capital PCL (Foreign).............................................       2,034,100         1,710,157
   Thoresen Thai Agencies PCL (Foreign).........................................       1,265,700           867,675
   Ticon Industrial Connection PCL (Foreign)....................................       1,181,200           477,445
  *Tipco Asphalt PCL (Foreign)..................................................         306,190           512,379
  *TIPCO Foods PCL (Foreign)....................................................         130,682            17,410
   Tisco Financial Group PCL (Foreign)..........................................       1,024,400         1,184,230


                                      1450

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   TPI Polene PCL (Foreign).....................................................       3,024,360   $     1,603,864
  *True Corp. PCL (Foreign).....................................................      20,468,394         2,144,466
  *Tycoons Worldwide Group PCL (Foreign)........................................         804,700           184,749
   Univanich Palm Oil PCL (Foreign).............................................          30,000            85,368
   Univentures PCL (Foreign)....................................................       1,801,100           150,262
   Vanachai Group PCL (Foreign).................................................       2,200,266           307,361
   Vibhavadi Medical Center PCL (Foreign).......................................         100,200            17,821
   Vinythai PCL (Foreign).......................................................       2,273,034         1,367,128
                                                                                                   ---------------
TOTAL THAILAND..................................................................                        80,096,285
                                                                                                   ---------------
TURKEY -- (2.3%)
   Adana Cimento Sanayii T.A.S. Series A........................................         217,240           444,150
   Adana Cimento Sanayii T.A.S. Series C........................................         293,711           112,085
  *Advansa Sasa Polyester Sanayi A.S............................................         405,521           295,869
   Afyon Cimento Sanayi T.A.S...................................................           1,584            87,592
   Akcansa Cimento Sanayi ve Ticaret A.S........................................         259,502         1,088,280
  *Akenerji Elektrik Uretim A.S.................................................         461,244           541,318
  *Akfen Holding A.S............................................................         136,524           606,859
   Aksa Akrilik Kimya Sanayii A.S...............................................         295,534           748,485
  *Aksigorta A.S................................................................         512,135           459,804
  *Aktas Elektrik Ticaret A.S...................................................             370            31,235
   Alarko Holding A.S...........................................................         257,408           457,753
  *Albaraka Turk Katilim Bankasi A.S............................................         650,418           603,456
  *Alcatel-Lucent Teletas Telekomunikasyon A.S..................................          60,001           103,453
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........................         110,344         1,408,027
   Anadolu Anonim Turk Sigorta Sirketi A.S......................................         926,111           447,064
   Anadolu Cam Sanayii A.S......................................................         472,758           788,164
   Anadolu Hayat Sigorta A.S....................................................         206,022           390,782
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.....................................         132,362           664,634
  *Asya Katilim Bankasi A.S.....................................................       1,674,057         1,588,846
  *Ayen Enerji A.S..............................................................         190,297           135,798
   Aygaz A.S....................................................................         177,171           893,766
   Bagfas Bandirma Gubre Fabrikalari A.S........................................           7,343           684,502
   Banvit Bandirma Vitaminli Yem Sanayii A.S....................................         158,502           274,191
   Bati Anabolu Cimento A.S.....................................................         123,794           414,638
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S............................          40,255           147,529
   Bolu Cimento Sanayii A.S.....................................................         239,226           186,573
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S................................          34,313           431,384
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S..................................             989            77,311
  *Boyner Buyuk Magazacilik A.S.................................................         189,233           299,848
   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..............................           2,234           184,360
   Bursa Cimento Fabrikasi A.S..................................................         173,040           425,335
   Celebi Hava Servisi A.S......................................................          36,194           374,450
   Cimsa Cimento Sanayi ve Ticaret A.S..........................................         219,659         1,056,523
  *Deva Holding A.S.............................................................         166,494           184,185
  *Dogan Gazetecilik A.S........................................................         114,947           107,111
  *Dogan Sirketler Grubu Holding A.S............................................       2,696,178           925,458
  *Dogan Yayin Holding A.S......................................................       2,039,264           686,499
  *Dogus Otomotiv Servis ve Ticaret A.S.........................................         490,086         1,008,368
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..............................         111,562           189,179
   Eczacibasi Yatirim Holding Ortakligi A.S.....................................         127,405           328,564
   EGE Seramik Sanayi ve Ticaret A.S............................................         211,699           194,615
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S....         865,147           870,118
  *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S...........................          11,000           246,076
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...........................           2,569           256,657
   Gentas Genel Metal Sanayi ve Ticaret A.S.....................................         375,926           325,388
  *Global Yatirim Holding A.S...................................................         897,783           559,893
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..............................          49,862            15,677
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..........................          10,992           320,794
   Goodyear Lastikleri T.A.S....................................................          31,518           876,706
  *GSD Holding A.S..............................................................         778,870           262,703


                                      1451

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Gubre Fabrikalari Ticaret A.S................................................          68,251   $       434,769
  *Gunes Sigorta A.S............................................................         143,245           157,733
   Hektas Ticaret T.A.S.........................................................          16,327            11,919
  *Hurriyet Gazetecilik ve Matbaacilik A.S......................................         537,567           268,726
  *Ihlas Holding A.S............................................................       2,740,574         1,184,688
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...................................         179,376           252,817
  *Is Finansal Kiralama A.S.....................................................         530,989           340,667
   Is Yatirim Menkul Degerler A.S...............................................         226,121           195,458
  *Isiklar Yatirim Holding A.S..................................................         375,491           172,821
   Ittifak Holding A.S..........................................................          32,850            90,378
  *Izmir Demir Celik Sanayi A.S.................................................         312,383           656,356
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A..................         837,370           554,561
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B..................         325,592           275,826
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D..................       2,113,257           984,887
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.......................................          42,090            27,443
   Kartonsan Karton Sanayi ve Ticaret A.S.......................................           3,981           439,351
  *Kerevitas Gida Sanayii ve Ticaret A.S........................................           6,034           155,771
   Konya Cimento Sanayii A.S....................................................           4,921           837,295
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S...........         156,178           329,910
  *Koza Anadolu Metal Madencilik Isletmeleri A.S................................         358,928           769,077
   Mardin Cimento Sanayii ve Ticaret A.S........................................         207,895           737,161
  *Marshall Boya ve Vernik A.S..................................................           9,232           261,679
  *Marti Otel Isletmeleri A.S...................................................              --                --
  *Menderes Tekstil Sanayi ve Ticaret A.S.......................................         809,300           499,086
  *Metro Ticari ve Mali Yatirimlar Holding A.S..................................         913,626           471,746
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...............................           8,927             5,116
  *Mudurnu Tavukculuk A.S.......................................................           1,740               441
  *Nergis Holding A.S...........................................................           1,784             3,715
  *Net Holding A.S..............................................................         881,589           843,615
   Net Turizm Ticaret ve Sanayi A.S.............................................         695,459           257,843
   Netas Telekomunikasyon A.S...................................................          13,916         1,019,619
   Nuh Cimento Sanayi A.S.......................................................         128,692           805,614
   Otokar Otomotive Ve Savunma Sanayi A.S.......................................          39,067           614,356
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S........................         261,187           569,147
  *Petkim Petrokimya Holding A.S................................................       1,036,234         1,186,214
   Pinar Entegre Et ve Un Sanayi A.S............................................          71,253           243,387
   Pinar SUT Mamulleri Sanayii A.S..............................................         119,566         1,153,718
  *Raks Elektronik Sanayi ve Ticaret A.S........................................           2,730             1,214
  *Reysas Tasimacilik ve Lojistik Ticaret A.S...................................               1                --
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...........................         134,401           309,057
   Sekerbank T.A.S..............................................................       1,295,658           703,811
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.....................................         538,457           489,969
   Soda Sanayii A.S.............................................................         207,311           382,386
   Soktas Tekstil Sanayi ve Ticaret A.S.........................................          26,835            93,158
  *TAT Konserve Sanayii A.S.....................................................         191,274           232,933
  *Tekfen Holding A.S...........................................................         386,195         1,323,508
  *Tekstil Bankasi A.S..........................................................         201,546            80,454
   Tofas Turk Otomobil Fabrikasi A.S............................................               1                 4
  *Trabzonspor Sportif Yatirim ve T.A.S.........................................          19,914           147,318
   Trakya Cam Sanayii A.S.......................................................         688,736         1,024,484
   Turcas Petrol A.S............................................................         274,977           378,086
  *Turk Traktor ve Ziraat Makineleri A.S........................................          43,022           873,976
   Turkiye Sinai Kalkinma Bankasi A.S...........................................       1,450,400         1,748,160
   Ulker Biskuvi Sanayi A.S.....................................................         330,168           991,840
  *Uzel Makina Sanayii A.S......................................................         172,635                --
  *Vakif Finansal Kiralama A.S..................................................               2                 2
   Vestel Beyaz Esya Sanayi ve Ticaret A.S......................................         268,361           276,209
  *Vestel Elektronik Sanayi ve Ticaret A.S......................................         383,563           443,560
   Yapi Kredi Sigorta A.S.......................................................         107,087           897,290


                                      1452

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Zorlu Enerji Elektrik Uretim A.S.............................................         375,695   $       316,712
                                                                                                   ---------------
TOTAL TURKEY....................................................................                        51,339,096
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     2,052,769,985
                                                                                                   ---------------
PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.3%)
   Alpargatas SA................................................................         486,000         3,908,139
   Banco ABC Brasil SA..........................................................         244,155         1,756,541
   Banco Alfa de Investimento SA................................................           2,600             8,601
   Banco Cruzeiro do Sul SA.....................................................          31,000           242,897
   Banco Daycoval SA............................................................          86,100           479,976
   Banco do Estado do Rio Grande do Sul SA......................................         402,747         4,637,860
   Banco Industrial e Comercial SA..............................................         207,420           925,982
   Banco Mercantil do Brasil SA.................................................           6,500            45,759
  *Banco Panamericano SA........................................................         198,500           771,414
   Banco Pine SA................................................................          72,199           543,393
   Banco Sofisa SA..............................................................          92,600           177,547
   Bardella SA Industrias Mecanicas.............................................             500            23,323
  *Battistella Adm Participacoes SA.............................................          61,600            59,231
  *Bombril SA...................................................................          17,600            83,407
  #Braskem SA Sponsored ADR.....................................................          21,700           391,034
  *Centrais Eletricas de Santa Catarina SA......................................          62,700         1,221,918
   Cia de Gas de Sao Paulo SA Preferred Series A................................          79,500         1,892,857
   Cia de Saneamento do Parana SA...............................................         176,900           546,738
   Cia de Tecidos Norte de Minas - Coteminas SA.................................         161,842           360,328
   Cia Energetica do Ceara SA Preferred Series A................................          83,700         1,625,424
   Cia Ferro Ligas da Bahia-Ferbasa.............................................         168,731           842,110
   Confab Industrial SA.........................................................         680,521         2,227,896
   Contax Participacoes SA......................................................         127,000         1,657,280
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.......................         368,000         7,626,648
   Empressa Metropolitanade Aguas e Energia SA..................................          24,000           111,951
   Energisa SA..................................................................         133,426           161,895
   Eucatex SA Industria e Comercio SA...........................................          55,527           222,146
   Forjas Taurus SA.............................................................         176,132           175,406
   Fras-Le SA...................................................................          30,300            53,587
   Gol Linhas Aereas Inteligentes SA............................................          10,000            68,796
  *Industria de Bebidas Antarctica Polar SA.....................................          23,000            34,555
   Inepar SA Industria e Construcoes............................................         176,668           235,598
  *Klabin SA....................................................................       1,412,700         6,549,262
   Mangels Industrial SA........................................................          14,600            47,213
   Marcopolo SA.................................................................         837,400         3,795,907
   Parana Banco SA..............................................................          37,400           241,884
   Randon Participacoes SA......................................................         434,200         2,313,646
   Saraiva SA Livreiros Editores................................................          61,300           741,691
   Schulz SA....................................................................           9,000            43,630
  *Sharp SA Equipamentos Eletronicos............................................      30,200,000               346
   Suzano Papel e Celullose SA..................................................         492,593         2,086,303
   TAM SA.......................................................................         135,800         2,905,337
  *Unipar Participacoes SA Preferred Series B...................................       1,407,579           249,742
   Whirlpool SA.................................................................         297,616           568,932
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                        52,664,130
                                                                                                   ---------------
CHILE -- (0.0%)
   Embotelladora Andina SA Preferred Series B...................................          25,321           117,437
                                                                                                   ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.........................................................         512,939            41,995
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Malayan United Industries Berhad Series A2...................................         176,957            13,089


                                      1453

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *TA Global Berhad.............................................................       2,589,584   $       225,291
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                           238,380
                                                                                                   ---------------
PHILIPPINES -- (0.0%)
  *Swift Foods, Inc.............................................................         190,895             4,896
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                        53,066,838
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12........................................         186,054            81,995
                                                                                                   ---------------
CHINA -- (0.0%)
 #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12............................         300,529                --
                                                                                                   ---------------
SOUTH KOREA -- (0.0%)
  *Green Non-Life Insurance Co., Ltd. Rights 03/14/12...........................           1,602                14
                                                                                                   ---------------
THAILAND -- (0.0%)
  *Property Perfect PCL (Foreign) Rights........................................         290,967                --
  *Tipco Asphalt PCL (Foreign) Warrants 04/17/14................................          30,619             8,911
                                                                                                   ---------------
TOTAL THAILAND..................................................................                             8,911
                                                                                                   ---------------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12..................         179,376           136,285
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                           227,205
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                        FACE
                                                                                      AMOUNT            VALUE+
                                                                                   -------------   ---------------
                                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@DFA Short Term Investment Fund..............................................     162,000,000       162,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
      (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $5,195,437) to be repurchased
      at $5,093,600.............................................................   $       5,094         5,093,566
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       167,093,566
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,917,279,803)^^......................................................                   $ 2,273,157,594
                                                                                                   ===============


                                      1454

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                                               VALUATION INPUTS
                                                          --------------------------------------------------------
                                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                                          --------------------------------------------------------
                                                             LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                                          ------------   --------------   -------   --------------
Common Stocks
   Argentina...........................................             --               --        --               --
   Brazil..............................................   $198,950,804               --        --   $  198,950,804
   Chile...............................................     31,551,800               --        --       31,551,800
   China...............................................        128,989   $  293,438,096        --      293,567,085
   Hungary.............................................             --        1,912,640        --        1,912,640
   India...............................................      1,483,489      177,890,939        --      179,374,428
   Indonesia...........................................      1,305,720      103,301,682        --      104,607,402
   Israel..............................................         92,371          429,753        --          522,124
   Malaysia............................................        555,766      130,279,394        --      130,835,160
   Mexico..............................................     77,486,103          292,900        --       77,779,003
   Philippines.........................................         29,531       46,177,400        --       46,206,931
   Poland..............................................         36,877       44,732,294        --       44,769,171
   South Africa........................................         73,375      193,370,976        --      193,444,351
   South Korea.........................................        290,841      316,389,453        --      316,680,294
   Taiwan..............................................        397,668      300,735,743        --      301,133,411
   Thailand............................................     79,996,713           99,572        --       80,096,285
   Turkey..............................................             --       51,339,096        --       51,339,096
Preferred Stocks
   Brazil..............................................     52,629,229           34,901        --       52,664,130
   Chile...............................................        117,437               --        --          117,437
   India...............................................             --           41,995        --           41,995
   Malaysia............................................         13,089          225,291        --          238,380
   Philippines.........................................          4,896               --        --            4,896
Rights/Warrants
   Brazil..............................................         81,995               --        --           81,995
   China...............................................             --               --        --               --
   South Korea.........................................             --               14        --               14
   Thailand............................................          8,911               --        --            8,911
   Turkey..............................................             --          136,285        --          136,285
Securities Lending Collateral..........................             --      167,093,566        --      167,093,566
Futures Contracts**....................................        176,560               --        --          176,560
                                                          ------------   --------------   -------   --------------
TOTAL..................................................   $445,412,164   $1,827,921,990        --   $2,273,334,154
                                                          ============   ==============   =======   ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               See accompanying Notes to Schedules of Investments.


                                      1455

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (16.9%)
  *1-800-FLOWERS.COM, Inc. Class A..............................................          23,896   $        68,819
   A.H. Belo Corp. Class A......................................................           2,331            13,846
  #Aaron's, Inc.................................................................             128             3,406
   Acme United Corp.............................................................           1,030            10,300
  #American Greetings Corp. Class A.............................................          62,335           895,754
  *America's Car-Mart, Inc......................................................           2,670           101,300
  *Arctic Cat, Inc..............................................................          21,666           646,513
  *Ascent Capital Group, Inc. Class A...........................................           8,564           405,848
 #*AutoNation, Inc..............................................................           6,168           220,568
  *Ballantyne Strong, Inc.......................................................           9,986            42,341
 #*Barnes & Noble, Inc..........................................................          39,682           478,962
   Bassett Furniture Industries, Inc............................................           2,700            21,681
  *Beasley Broadcast Group, Inc. Class A........................................           9,471            32,675
 #*Beazer Homes USA, Inc........................................................          50,253           153,272
   bebe stores, Inc.............................................................          27,865           244,097
   Belo Corp. Class A...........................................................          58,727           436,342
  *Benihana, Inc................................................................          25,245           275,928
   Best Buy Co., Inc............................................................          92,133         2,206,585
   Big 5 Sporting Goods Corp....................................................           6,642            52,737
  *Biglari Holdings, Inc........................................................           1,846           730,905
  *Bluegreen Corp...............................................................          13,073            33,990
   Blyth, Inc...................................................................           5,078           319,660
  #Bob Evans Farms, Inc.........................................................          52,387         1,850,833
  #Books-A-Million, Inc.........................................................          17,187            41,764
 #*Boyd Gaming Corp.............................................................          27,300           239,421
  *Brookfield Residential Properties, Inc.......................................             382             3,362
  #Brown Shoe Co., Inc..........................................................          74,697           705,887
  *Build-A-Bear-Workshop, Inc...................................................          30,090           245,835
 #*Cabela's, Inc................................................................          53,051         1,383,570
  *Cache, Inc...................................................................          19,682           128,130
   Callaway Golf Co.............................................................         129,713           869,077
  *Cambium Learning Group, Inc..................................................          37,733           121,500
  *Canterbury Park Holding Corp.................................................           2,755            33,363
   Carnival Corp................................................................         489,649        14,787,400
   Carriage Services, Inc.......................................................          20,916           119,849
  *Cavco Industries, Inc........................................................           5,860           266,747
  #CBS Corp. Class A............................................................          28,712           839,826
   CBS Corp. Class B............................................................         321,666         9,161,048
 #*Charming Shoppes, Inc........................................................         141,094           699,826
   Christopher & Banks Corp.....................................................          62,531           129,439
   Churchill Downs, Inc.........................................................           8,167           456,944
   Cinemark Holdings, Inc.......................................................           1,126            22,205
  *Clear Channel Outdoor Holdings, Inc. Class A.................................          17,838           215,840
  *Coast Distribution System, Inc. (The)........................................             547             1,305
 #*Collective Brands, Inc.......................................................          65,918         1,098,194
   Comcast Corp. Class A........................................................       3,570,978        94,952,305
   Comcast Corp. Special Class A................................................       1,432,185        36,506,396
 #*Conn's, Inc..................................................................          25,450           295,220
   Core-Mark Holding Co., Inc...................................................          24,059           977,036
  *Corinthian Colleges, Inc.....................................................          23,500            70,735
   CSS Industries, Inc..........................................................          12,410           265,822
  *Culp, Inc....................................................................          10,236            93,250
  *Cybex International, Inc.....................................................          29,063            18,019
   D.R. Horton, Inc.............................................................         208,125         2,897,100
  *dELiA*s, Inc.................................................................          22,143            23,693
  *Delta Apparel, Inc...........................................................           7,832           119,830
  #Destination Maternity Corp...................................................           4,384            73,169
  #Dillard's, Inc. Class A......................................................         120,300         5,323,275


                                      1456

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *DineEquity, Inc..............................................................           5,269   $       250,383
  *Discovery Communications, Inc. Class B.......................................           3,937           182,677
  *Discovery Communications, Inc. Class C.......................................           5,089           197,708
  *Dixie Group, Inc. (The)......................................................          11,800            42,244
  *Dolan Co.....................................................................          20,106           189,600
  *Dorman Products, Inc.........................................................          10,356           449,554
   Dover Downs Gaming & Entertainment, Inc......................................           5,935            14,541
  *Dover Motorsports, Inc.......................................................          15,098            18,269
 #*DreamWorks Animation SKG, Inc. Class A.......................................          51,184           908,516
 #*Duckwall-ALCO Stores, Inc....................................................             700             5,824
  *E.W. Scripps Co. Class A (The)...............................................          41,061           347,787
  *Education Management Corp....................................................           9,138           233,293
   Educational Development Corp.................................................           1,679             8,269
   Escalade, Inc................................................................             377             1,783
 #*Exide Technologies...........................................................          12,623            41,656
  *Federal-Mogul Corp...........................................................          40,785           676,623
   Finish Line, Inc. Class A (The)..............................................          16,885           357,118
  *Fisher Communications, Inc...................................................           9,245           278,182
  #Flanigan's Enterprises, Inc..................................................             865             6,129
   Flexsteel Industries, Inc....................................................           2,068            29,345
   Foot Locker, Inc.............................................................         140,973         3,699,132
  #Fred's, Inc. Class A.........................................................          45,730           674,518
   Frisch's Restaurants, Inc....................................................             600            12,600
 #*Fuel Systems Solutions, Inc..................................................           2,736            57,100
  *Full House Resorts, Inc......................................................           2,574             7,156
  *Furniture Brands International, Inc..........................................          33,974            57,416
  *Gaiam, Inc. Class A..........................................................           5,988            21,437
 #*GameStop Corp. Class A.......................................................         104,752         2,447,007
   Gaming Partners International Corp...........................................             800             5,172
   Gannett Co., Inc.............................................................         118,629         1,680,973
 #*Gaylord Entertainment Co.....................................................          45,753         1,283,372
  *General Motors Co............................................................         674,707        16,206,462
  *Genesco, Inc.................................................................          24,445         1,492,856
  *Gray Television, Inc.........................................................           5,550            11,378
  *Great Wolf Resorts, Inc......................................................          42,789           136,925
  #Group 1 Automotive, Inc......................................................          57,936         3,090,306
 #*Hallwood Group, Inc. (The)...................................................             296             4,706
   Harte-Hanks, Inc.............................................................          10,005            96,548
  *Hastings Entertainment, Inc..................................................             400               648
   Haverty Furniture Cos., Inc..................................................          34,353           428,725
  *Helen of Troy, Ltd...........................................................          64,389         2,071,394
 #*hhgregg, Inc.................................................................          36,388           370,430
  *Hollywood Media Corp.........................................................          19,037            23,606
   Hooker Furniture Corp........................................................          14,376           173,231
   Hot Topic, Inc...............................................................          32,189           235,623
 #*Hyatt Hotels Corp. Class A...................................................          12,101           515,745
  *Iconix Brand Group, Inc......................................................          95,618         1,760,327
  #International Speedway Corp. Class A.........................................          24,844           640,727
  *Isle of Capri Casinos, Inc...................................................          15,000            76,200
  *J. Alexander's Corp..........................................................           9,196            60,694
  #J.C. Penney Co., Inc.........................................................         208,599         8,667,288
   JAKKS Pacific, Inc...........................................................          15,841           242,050
   Jarden Corp..................................................................         108,050         3,640,204
  *Johnson Outdoors, Inc. Class A...............................................          18,189           309,395
   Jones Group, Inc. (The)......................................................         106,821           975,276
  *Journal Communications, Inc. Class A.........................................          15,443            79,377
  *Kenneth Cole Productions, Inc. Class A.......................................          18,981           233,276
  *Kid Brands, Inc..............................................................          10,476            35,933
   KSW, Inc.....................................................................             446             1,472
 #*K-Swiss, Inc. Class A........................................................             639             2,160
   Lacrosse Footwear, Inc.......................................................             461             5,799


                                      1457

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
  *Lakeland Industries, Inc.....................................................          11,757   $       110,751
  *Lakes Entertainment, Inc.....................................................          25,795            52,622
  *La-Z-Boy, Inc................................................................          42,332           557,936
  *Leapfrog Enterprises, Inc....................................................           2,499            14,469
 #*Lee Enterprises, Inc.........................................................          38,128            50,710
  #Lennar Corp. Class A.........................................................         224,100         4,815,909
   Lennar Corp. Class B Voting..................................................           7,868           135,408
  *Liberty Interactive Corp. Class A............................................         882,463        15,107,767
  *Liberty Interactive Corp. Class B............................................          35,706           612,179
  *Liberty Media Corp. - Liberty Capital Class A................................          96,382         7,942,864
  *Liberty Media Corp. - Liberty Capital Class B................................           7,622           637,161
  #Lifetime Brands, Inc.........................................................          17,058           202,137
   Lincoln Educational Services Corp............................................           5,300            46,269
   Lithia Motors, Inc. Class A..................................................          39,056           867,434
 #*Live Nation Entertainment, Inc...............................................         147,097         1,512,157
   Lowe's Cos., Inc.............................................................         426,902        11,453,781
 #*Luby's, Inc..................................................................          44,483           232,201
  *M/I Homes, Inc...............................................................          37,930           430,506
   Mac-Gray Corp................................................................          13,366           186,322
   Macy's, Inc..................................................................         155,548         5,240,412
  *Madison Square Garden Co. (The)..............................................          29,558           848,019
  *Mannatech, Inc...............................................................           1,056             4,540
   Marcus Corp..................................................................          28,765           348,344
 #*MarineMax, Inc...............................................................          25,977           213,531
  #Martha Stewart Living Omnimedia, Inc. Class A................................          11,763            51,757
  *McClatchy Co. (The)..........................................................          44,633           104,888
   MDC Holdings, Inc............................................................          18,400           364,688
 #*Media General, Inc. Class A..................................................          25,196           101,288
  #Men's Wearhouse, Inc. (The)..................................................          52,860         1,823,141
   Meredith Corp................................................................          32,676         1,028,967
 #*Meritage Homes Corp..........................................................          28,156           681,375
 #*MGM Resorts International....................................................         251,100         3,276,855
   MGP Ingredients, Inc.........................................................           5,188            30,920
  *Modine Manufacturing Co......................................................             100             1,094
  *Mohawk Industries, Inc.......................................................          98,740         6,038,938
  *Monarch Casino & Resort, Inc.................................................           3,439            36,625
  *Morton's Restaurant Group, Inc...............................................           3,771            26,020
 #*Motorcar Parts of America, Inc...............................................          14,074            90,355
   Movado Group, Inc............................................................          36,900           679,329
  *MTR Gaming Group, Inc........................................................          24,536            58,641
  *Multimedia Games Holding Co., Inc............................................          26,639           201,124
  *Nautilus, Inc................................................................           1,532             3,707
  *Navarre Corp.................................................................             340               493
  *Nevada Gold & Casinos, Inc...................................................             900             1,332
  *New Frontier Media, Inc......................................................          20,483            22,326
 #*New York & Co., Inc..........................................................           7,626            21,277
  #News Corp. Class A...........................................................       1,772,165        33,369,867
   News Corp. Class B...........................................................         679,515        13,230,157
 #*O'Charley's, Inc.............................................................          26,709           173,341
  *Orchard Supply Hardware Stores Corp. Class A.................................           5,895           106,287
  *Orient-Express Hotels, Ltd. Class A..........................................          81,098           686,089
   Outdoor Channel Holdings, Inc................................................          37,022           261,005
  *Pacific Sunwear of California, Inc...........................................          48,428            87,170
 #*Penn National Gaming, Inc....................................................          40,491         1,657,702
   Penske Automotive Group, Inc.................................................          58,594         1,311,334
   Pep Boys - Manny, Moe & Jack (The)...........................................          81,600         1,224,000
 #*Perry Ellis International, Inc...............................................          23,892           371,282
  *Pinnacle Entertainment, Inc..................................................          71,930           697,721
 #*PulteGroup, Inc..............................................................         143,221         1,066,996
   PVH Corp.....................................................................          40,464         3,123,416
  *Quiksilver, Inc..............................................................          78,690           350,957


                                      1458

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Discretionary -- (Continued)
 #*Radio One, Inc. Class D......................................................          14,255   $        14,540
  #RadioShack Corp..............................................................          90,200           647,636
  *Red Lion Hotels Corp.........................................................          18,401           134,695
 #*Red Robin Gourmet Burgers, Inc...............................................          41,775         1,282,910
   Regis Corp...................................................................          65,192         1,117,391
   Rent-A-Center, Inc...........................................................          78,435         2,652,672
  *Rick's Cabaret International, Inc............................................          13,275           137,264
  *Rocky Brands, Inc............................................................          10,329           114,652
   Royal Caribbean Cruises, Ltd.................................................         322,500         8,765,550
 #*Ruby Tuesday, Inc............................................................          68,262           512,648
  *Saga Communications, Inc. Class A............................................           6,520           268,950
 #*Saks, Inc....................................................................         105,202         1,049,916
  *Salem Communications Corp. Class A...........................................           5,831            15,977
   Scholastic Corp..............................................................          38,300         1,130,233
  *Scientific Games Corp. Class A...............................................          41,635           465,896
 #*Sears Holdings Corp..........................................................         130,528         5,501,755
   Service Corp. International..................................................         277,569         3,081,016
 #*Shiloh Industries, Inc.......................................................          24,793           203,798
  *Shoe Carnival, Inc...........................................................          22,300           563,967
 #*Skechers U.S.A., Inc. Class A................................................          49,610           603,258
  #Sonic Automotive, Inc. Class A...............................................           2,179            33,971
   Spartan Motors, Inc..........................................................          27,068           164,303
  #Speedway Motorsports, Inc....................................................          52,382           839,683
  *Sport Chalet, Inc. Class A...................................................             875             1,461
  *Sport Chalet, Inc. Class B...................................................             299               640
   Stage Stores, Inc............................................................          60,550           931,259
   Standard Motor Products, Inc.................................................          26,552           549,361
  *Stanley Furniture Co., Inc...................................................          16,348            57,381
   Staples, Inc.................................................................         435,546         6,372,038
  *Stein Mart, Inc..............................................................          24,855           180,199
  *Steinway Musical Instruments, Inc............................................          14,858           370,707
   Stewart Enterprises, Inc. Class A............................................          85,569           526,249
   Strattec Security Corp.......................................................           5,556           116,954
   Superior Industries International, Inc.......................................          44,353           805,894
  *Syms Corp....................................................................             617             6,232
  *Systemax, Inc................................................................          12,928           227,662
  *Tandy Brands Accessories, Inc................................................           8,078             8,401
  *Tandy Leather Factory, Inc...................................................             500             2,460
   Time Warner Cable, Inc.......................................................         693,942        51,157,404
   Time Warner, Inc.............................................................       1,534,860        56,881,912
 #*Toll Brothers, Inc...........................................................         203,299         4,433,951
  *Trans World Entertainment Corp...............................................           5,781            14,279
 #*Tuesday Morning Corp.........................................................          60,500           205,700
  *Unifi, Inc...................................................................          53,282           518,434
  #Vail Resorts, Inc............................................................          17,700           771,897
  *VOXX International Corp......................................................          37,868           481,681
   Walt Disney Co. (The)........................................................          26,220         1,019,958
   Washington Post Co. Class B..................................................           5,780         2,188,944
  #Wendy's Co. (The)............................................................         254,304         1,192,686
  *West Marine, Inc.............................................................          27,355           331,543
  *Wet Seal, Inc. Class A (The).................................................          21,936            76,776
  #Whirlpool Corp...............................................................          30,049         1,632,262
  #Wyndham Worldwide Corp.......................................................         262,116        10,421,732
                                                                                                   ---------------
Total Consumer Discretionary....................................................                       532,981,520
                                                                                                   ---------------
Consumer Staples -- (7.7%)
   Alico, Inc...................................................................             960            22,214
  *Alliance One International, Inc..............................................          42,458           123,553
   Andersons, Inc. (The)........................................................          20,602           835,411
   Archer-Daniels-Midland Co....................................................         813,476        23,289,818
  #B&G Foods, Inc...............................................................          11,806           267,524


                                      1459

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Consumer Staples -- (Continued)
   Bunge, Ltd...................................................................         121,368   $     6,950,745
   CCA Industries, Inc..........................................................           8,323            41,532
  *Central Garden & Pet Co......................................................          37,083           324,105
  *Central Garden & Pet Co. Class A.............................................          60,653           573,777
  *Chiquita Brands International, Inc...........................................          70,190           616,970
  *Constellation Brands, Inc. Class A...........................................         249,042         5,204,978
  *Constellation Brands, Inc. Class B...........................................          12,715           265,807
   Corn Products International, Inc.............................................          62,117         3,446,872
  *Craft Brew Alliance, Inc.....................................................          10,269            64,284
   CVS Caremark Corp............................................................       1,510,745        63,073,604
  *Dean Foods Co................................................................           9,118            98,110
 #*Dole Food Co., Inc...........................................................          18,439           177,014
  *Elizabeth Arden, Inc.........................................................          21,291           765,837
 #*Farmer Brothers Co...........................................................          10,645           106,237
   Fortune Brands, Inc..........................................................         149,626         7,826,936
   Fresh Del Monte Produce, Inc.................................................          39,780           973,814
  #Griffin Land & Nurseries, Inc................................................           1,500            40,035
  *Hain Celestial Group, Inc. (The).............................................          43,646         1,684,299
  #Imperial Sugar Co............................................................          11,854            40,422
   Ingles Markets, Inc. Class A.................................................          14,491           252,578
   J.M. Smucker Co..............................................................         108,204         8,524,311
  *John B. Sanfilippo & Son, Inc................................................           9,100            89,817
   Kraft Foods, Inc. Class A....................................................       2,081,099        79,706,092
   Molson Coors Brewing Co. Class A.............................................           1,908            83,170
  #Molson Coors Brewing Co. Class B.............................................         190,750         8,181,268
   Nash-Finch Co................................................................           3,503           102,323
  *Nutraceutical International Corp.............................................          17,801           228,743
   Oil-Dri Corp. of America.....................................................             247             5,185
  *Omega Protein Corp...........................................................          27,752           238,945
  *Pantry, Inc..................................................................          26,158           314,942
 #*Parlux Fragrances, Inc.......................................................           2,705            14,201
  *Physicians Formula Holdings, Inc.............................................          15,201            45,907
  *Prestige Brands Holdings, Inc................................................         112,017         1,438,298
  *Ralcorp Holdings, Inc........................................................          59,647         5,216,130
  #Safeway, Inc.................................................................         132,982         2,922,944
   Sanderson Farms, Inc.........................................................          16,100           820,134
 #*Seneca Foods Corp. Class A...................................................           6,301           182,288
  *Seneca Foods Corp. Class B...................................................             300             8,487
  *Smart Balance, Inc...........................................................          76,099           403,325
  *Smithfield Foods, Inc........................................................         185,173         4,134,913
  #Snyders-Lance, Inc...........................................................          13,134           301,951
   Spartan Stores, Inc..........................................................          30,280           567,447
 #*Spectrum Brands Holdings, Inc................................................          46,130         1,335,464
  #SUPERVALU, Inc...............................................................         191,716         1,324,758
  *Susser Holdings Corp.........................................................          15,012           358,036
  *TreeHouse Foods, Inc.........................................................          16,925           956,940
   Tyson Foods, Inc. Class A....................................................         405,030         7,549,759
  #Universal Corp...............................................................          22,890         1,027,303
   Weis Markets, Inc............................................................          11,602           490,417
  *Winn-Dixie Stores, Inc.......................................................          92,300           872,235
                                                                                                   ---------------
Total Consumer Staples..........................................................                       244,512,209
                                                                                                   ---------------
Energy -- (14.6%)
   Adams Resources & Energy, Inc................................................           6,758           257,683
   Alon USA Energy, Inc.........................................................          33,484           323,455
   Anadarko Petroleum Corp......................................................         845,068        68,213,889
   Apache Corp..................................................................         292,215        28,894,219
 #*Approach Resources, Inc......................................................           7,782           273,382
   Baker Hughes, Inc............................................................           3,891           191,165
  *Barnwell Industries, Inc.....................................................           8,038            22,908
  *Basic Energy Services, Inc...................................................          14,300           257,543


                                      1460

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  #Berry Petroleum Co. Class A..................................................          35,963   $     1,618,695
  *Bill Barrett Corp............................................................          51,500         1,422,430
   Bolt Technology Corp.........................................................           4,363            52,312
 #*BPZ Resources, Inc...........................................................           6,960            22,690
  #Bristow Group, Inc...........................................................          42,400         2,080,144
   Cabot Oil & Gas Corp.........................................................          50,410         1,608,079
  *Cal Dive International, Inc..................................................          60,773           182,927
   Chesapeake Energy Corp.......................................................         624,655        13,198,960
   Chevron Corp.................................................................          99,970        10,304,908
   Cimarex Energy Co............................................................           2,400           140,112
 #*Comstock Resources, Inc......................................................          32,421           390,349
   ConocoPhillips...............................................................       1,766,829       120,515,406
  *Crimson Exploration, Inc.....................................................          30,292            89,361
  *Crosstex Energy, Inc.........................................................          46,661           586,062
  *CVR Energy, Inc..............................................................          44,674         1,114,170
  *Dawson Geophysical Co........................................................          19,178           682,545
   Delek US Holdings, Inc.......................................................          63,356           797,652
  *Denbury Resources, Inc.......................................................         260,807         4,918,820
   DHT Holdings, Inc............................................................          26,787            28,394
  *Double Eagle Petroleum Co....................................................           6,032            39,992
 #*Endeavour International Corp.................................................          16,456           174,104
  *Energy Partners, Ltd.........................................................          27,792           444,116
  *ENGlobal Corp................................................................           2,318             4,868
 #*Exterran Holdings, Inc.......................................................          79,513           737,881
  *Forest Oil Corp..............................................................          93,816         1,219,608
  *GeoResources, Inc............................................................           4,000           122,440
 #*Green Plains Renewable Energy, Inc...........................................          28,575           324,326
   Gulf Island Fabrication, Inc.................................................          16,384           497,254
  *Gulfmark Offshore, Inc. Class A..............................................          35,505         1,623,289
 #*Harvest Natural Resources, Inc...............................................          45,263           311,409
  *Helix Energy Solutions Group, Inc............................................         103,010         1,694,514
   Helmerich & Payne, Inc.......................................................          95,808         5,912,312
  *Hercules Offshore, Inc.......................................................         118,866           533,708
   Hess Corp....................................................................         378,130        21,288,719
  *HKN, Inc.....................................................................          24,730            62,072
 #*Hornbeck Offshore Services, Inc..............................................          29,719           971,514
  *Key Energy Services, Inc.....................................................          16,700           241,816
   Marathon Oil Corp............................................................         903,937        28,374,582
   Marathon Petroleum Corp......................................................         451,968        17,274,217
  *Matrix Service Co............................................................          11,995           139,622
  *Mitcham Industries, Inc......................................................           7,044           154,686
   Murphy Oil Corp..............................................................         189,426        11,289,790
  *Nabors Industries, Ltd.......................................................         276,982         5,157,405
   National Oilwell Varco, Inc..................................................         169,032        12,504,987
  *Natural Gas Services Group, Inc..............................................          17,952           247,558
  *Newpark Resources, Inc.......................................................          98,692           803,353
  *Noble Corp...................................................................          76,711         2,672,611
   Noble Energy, Inc............................................................          37,400         3,765,058
 #*Oil States International, Inc................................................          14,458         1,152,158
  #Overseas Shipholding Group, Inc..............................................          24,418           310,353
  *Parker Drilling Co...........................................................         146,477           952,100
   Patterson-UTI Energy, Inc....................................................         152,325         2,874,373
 #*Petroleum Development Corp...................................................          28,153           876,403
  *PHI, Inc. Non-Voting.........................................................          21,843           575,781
  *PHI, Inc. Voting.............................................................           1,099            26,387
 #*Pioneer Drilling Co..........................................................          67,927           605,909
   Pioneer Natural Resources Co.................................................          88,400         8,778,120
  *Plains Exploration & Production Co...........................................         162,430         6,126,860
   QEP Resources, Inc...........................................................          33,043           946,352
  *REX American Resources Corp..................................................           4,050           104,085
  *Rosetta Resources, Inc.......................................................          21,212         1,017,964


                                      1461

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Energy -- (Continued)
  *Rowan Cos., Inc..............................................................         121,858   $     4,144,391
 #*SEACOR Holdings, Inc.........................................................          36,653         3,354,849
  *SemGroup Corp. Class A.......................................................           4,727           125,124
  #Ship Finance International, Ltd..............................................          12,481           140,162
   Sunoco, Inc..................................................................         117,275         4,498,669
 #*Superior Energy Services, Inc................................................          32,408           923,952
  *Swift Energy Co..............................................................          61,413         2,035,841
   Teekay Corp..................................................................          37,720         1,034,282
  *Tesco Corp...................................................................           1,751            24,304
  *Tesoro Corp..................................................................         168,807         4,225,239
  *Tetra Technologies, Inc......................................................          29,934           279,584
  *TGC Industries, Inc..........................................................           1,445            11,791
  #Tidewater, Inc...............................................................          53,204         2,865,035
   Transocean, Ltd..............................................................         274,265        12,972,735
 #*Triangle Petroleum Corp......................................................           1,550            10,602
  *Union Drilling, Inc..........................................................          22,000           141,460
  *Unit Corp....................................................................          57,000         2,579,250
 #*USEC, Inc....................................................................         168,662           322,144
   Valero Energy Corp...........................................................         658,099        15,787,795
  *Warren Resources, Inc........................................................           1,403             4,995
  *Weatherford International, Ltd...............................................         282,083         4,722,069
 #*Western Refining, Inc........................................................          68,485         1,132,057
  *Whiting Petroleum Corp.......................................................          16,007           801,791
  *Willbros Group, Inc..........................................................          21,126            89,997
                                                                                                   ---------------
Total Energy....................................................................                       463,351,034
                                                                                                   ---------------
Financials -- (15.1%)
   1st Source Corp..............................................................          43,218         1,082,179
  *1st United Bancorp, Inc......................................................           2,162            12,453
  *21st Century Holding Co......................................................          13,665            43,728
   ACE, Ltd.....................................................................          86,825         6,043,020
  *Affirmative Insurance Holdings, Inc..........................................          14,714            16,774
  *Allegheny Corp...............................................................           4,865         1,407,688
   Alliance Bancorp, Inc. of Pennsylvania.......................................             180             2,016
   Allied World Assurance Co. Holdings AG.......................................           8,435           519,006
   Allstate Corp. (The).........................................................         171,983         4,961,710
   Alterra Capital Holdings, Ltd................................................          45,330         1,095,626
  *American Capital, Ltd........................................................         422,803         3,475,441
   American Equity Investment Life Holding Co...................................          88,700         1,022,711
   American Financial Group, Inc................................................         199,200         7,304,664
  *American Independence Corp...................................................             866             3,897
   American National Insurance Co...............................................          38,323         2,791,831
  *American River Bankshares....................................................             634             3,741
  *American Safety Insurance Holdings, Ltd......................................          16,702           363,269
 #*Ameris Bancorp...............................................................          14,245           152,706
  *AmeriServe Financial, Inc....................................................          33,075            75,411
  *Arch Capital Group, Ltd......................................................          41,558         1,498,166
   Argo Group International Holdings, Ltd.......................................          38,796         1,117,713
   Aspen Insurance Holdings, Ltd................................................         102,623         2,725,667
 #*Asset Acceptance Capital Corp................................................           5,900            27,376
   Associated Banc-Corp.........................................................         121,017         1,507,872
   Assurant, Inc................................................................          65,820         2,606,472
   Assured Guaranty, Ltd........................................................         122,989         1,907,559
   Asta Funding, Inc............................................................           8,975            67,133
  *Atlantic Coast Financial Corp................................................             579             1,395
  *Avatar Holdings, Inc.........................................................          16,343           159,671
  #Baldwin & Lyons, Inc. Class A................................................             300             7,020
   Baldwin & Lyons, Inc. Class B................................................           7,256           159,197
  *Bancorp, Inc.................................................................           1,015             8,140
 #*BancTrust Financial Group, Inc...............................................          33,553            42,948
   Bank Mutual Corp.............................................................          56,876           228,073


                                      1462

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Bank of America Corp.........................................................       5,238,734   $    37,352,173
   BankFinancial Corp...........................................................          39,867           220,863
   Banner Corp..................................................................           9,243           181,533
   BCB Bancorp, Inc.............................................................           1,359            13,998
   Berkshire Hills Bancorp, Inc.................................................          33,087           748,428
 #*BofI Holding, Inc............................................................           8,423           140,748
   Boston Private Financial Holdings, Inc.......................................          28,409           234,090
  #Capital City Bank Group, Inc.................................................          16,844           147,385
   Capital One Financial Corp...................................................         571,140        26,129,655
   Capital Southwest Corp.......................................................           7,189           637,952
  *CapitalSource, Inc...........................................................          46,829           323,588
   Cathay General Bancorp.......................................................          27,112           426,743
   Centerstate Banks, Inc.......................................................           2,085            14,699
   Century Bancorp, Inc. Class A................................................             595            16,886
   CFS Bancorp, Inc.............................................................          14,148            63,383
   Chemical Financial Corp......................................................             446            10,093
 #*Chicopee Bancorp, Inc........................................................           1,000            14,375
  *CIT Group, Inc...............................................................          39,411         1,503,136
   Citigroup, Inc...............................................................       1,957,922        60,147,364
  *Citizens Community Bancorp, Inc..............................................          10,355            59,541
   Citizens South Banking Corp..................................................           1,934             7,543
   CME Group, Inc...............................................................          82,877        19,849,870
   CNA Financial Corp...........................................................         294,392         8,104,612
  *CNO Financial Group, Inc.....................................................         301,264         2,024,494
   CoBiz Financial, Inc.........................................................           1,468             8,779
   Codorus Valley Bancorp, Inc..................................................             115             1,167
  *Community West Bancshares....................................................             400               720
 #*CompuCredit Holdings Corp....................................................          30,212           122,208
  *Cowen Group, Inc. Class A....................................................          36,073            97,397
   Delphi Financial Group, Inc. Class A.........................................           3,852           171,453
   Donegal Group, Inc. Class A..................................................          28,315           432,087
   Donegal Group, Inc. Class B..................................................             300             4,984
  *Doral Financial Corp.........................................................           1,166             1,516
  *E*Trade Financial Corp.......................................................          89,699           734,635
   Eastern Insurance Holdings, Inc..............................................          23,326           330,529
  *Eastern Virginia Bankshares, Inc.............................................             260               679
   Edelman Financial Group, Inc.................................................          46,683           333,317
   EMC Insurance Group, Inc.....................................................          19,181           432,915
  *Encore Bancshares, Inc.......................................................           6,708            89,954
   Endurance Specialty Holdings, Ltd............................................          76,288         2,853,171
   Enterprise Financial Services Corp...........................................           5,671            70,264
  #ESB Financial Corp...........................................................             360             5,036
   ESSA Bancorp, Inc............................................................           8,817            88,787
  #Evans Bancorp, Inc...........................................................           1,681            21,517
   Everest Re Group, Ltd........................................................          34,913         2,981,570
  *Farmers Capital Bank Corp....................................................             718             3,375
  #FBL Financial Group, Inc. Class A............................................          35,719         1,240,878
   Federal Agricultural Mortgage Corp. Class A..................................             177             2,308
   Federal Agricultural Mortgage Corp. Class C..................................           8,800           170,720
   Fidelity Bancorp, Inc........................................................             400             4,412
   Fidelity National Financial, Inc. Class A....................................          70,910         1,289,853
   Fidelity Southern Corp.......................................................           6,691            44,693
   Fifth Third Bancorp..........................................................           9,458           123,049
  *First Acceptance Corp........................................................          39,006            44,857
  #First American Financial Corp................................................          61,982           918,573
   First Bancorp................................................................          14,448           168,175
  *First Bancshares, Inc........................................................             400             2,340
   First Bancshares, Inc. (The).................................................             300             2,360
   First Busey Corp.............................................................          11,731            58,772
   First Business Financial Services, Inc.......................................             482             8,006
  *First California Financial Group, Inc........................................           3,631            15,976


                                      1463

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   First Citizens BancShares, Inc. Class A......................................           9,731   $     1,716,743
   First Commonwealth Financial Corp............................................          19,109           105,864
   First Community Bancshares, Inc..............................................           1,033            13,181
   First Defiance Financial Corp................................................          11,898           184,181
  *First Federal of Northern Michigan Bancorp, Inc..............................             900             2,858
   First Financial Holdings, Inc................................................          18,933           183,839
  *First Financial Northwest, Inc...............................................          25,471           165,816
  *First Financial Service Corp.................................................             130               329
   First Interstate Bancsystem, Inc.............................................           2,959            40,716
   First Merchants Corp.........................................................          38,531           379,530
  #First Pactrust Bancorp, Inc..................................................           1,150            13,938
  *First Place Financial Corp...................................................           7,529             4,367
  *First South Bancorp, Inc.....................................................           1,978             6,963
  *FirstCity Financial Corp.....................................................           5,872            47,504
   Flagstone Reinsurance Holdings SA............................................          45,783           399,686
   Fox Chase Bancorp, Inc.......................................................             999            12,627
  #German American Bancorp, Inc.................................................           7,637           153,656
 #*Gleacher & Co., Inc..........................................................          45,986            76,797
  *Global Indemnity P.L.C.......................................................           7,702           154,733
  #Great Southern Bancorp, Inc..................................................           2,301            55,914
  *Greene Bancshares, Inc.......................................................          16,271            20,664
  *Guaranty Bancorp.............................................................          79,799           118,901
  *Guaranty Federal Bancshares, Inc.............................................           1,684            12,596
  *Hallmark Financial Services, Inc.............................................          26,292           181,941
   Hampden Bancorp, Inc.........................................................           5,886            71,633
  #Hancock Holding Co...........................................................           2,261            75,065
   Hanover Insurance Group, Inc. (The)..........................................          88,829         3,229,822
  *Harris & Harris Group, Inc...................................................           4,587            20,275
   Hartford Financial Services Group, Inc.......................................         366,250         6,416,700
   HCC Insurance Holdings, Inc..................................................          17,700           491,352
   Heartland Financial USA, Inc.................................................           1,581            26,086
  *Heritage Commerce Corp.......................................................          18,782            93,159
   HF Financial Corp............................................................             400             4,540
  *Hilltop Holdings, Inc........................................................          26,171           225,856
   Hingham Institution for Savings..............................................             500            25,750
  *HMN Financial, Inc...........................................................           3,456             7,776
  *Home Bancorp, Inc............................................................           1,128            18,003
   Home Federal Bancorp, Inc....................................................           9,720           100,213
   HopFed Bancorp, Inc..........................................................           6,781            52,892
   Horace Mann Educators Corp...................................................          58,206           910,342
   Horizon Bancorp..............................................................             450             8,100
  *ICG Group, Inc...............................................................          11,781           105,676
  #Independence Holding Co......................................................          22,770           216,543
   Indiana Community Bancorp....................................................           2,029            42,203
   Infinity Property & Casualty Corp............................................          16,579           966,224
  #International Bancshares Corp................................................           8,390           161,256
  *Intervest Bancshares Corp. Class A...........................................           2,078             6,026
  *Investment Technology Group, Inc.............................................          36,940           418,900
   Investors Title Co...........................................................           1,169            47,064
   JPMorgan Chase & Co..........................................................         750,334        27,987,458
   Kaiser Federal Financial Group, Inc..........................................             127             1,680
  #Kemper Corp..................................................................          90,402         2,691,268
   Kentucky First Federal Bancorp...............................................           2,800            25,620
   KeyCorp......................................................................         640,094         4,973,530
   Lakeland Bancorp, Inc........................................................           4,478            44,646
   Landmark Bancorp, Inc........................................................           1,786            33,023
   Legg Mason, Inc..............................................................         128,883         3,282,650
   Lincoln National Corp........................................................         383,093         8,251,823
   LNB Bancorp, Inc.............................................................          13,395            72,467
   Loews Corp...................................................................         255,413         9,529,459
  *Louisiana Bancorp, Inc.......................................................           5,606            88,855


                                      1464

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
 #*Macatawa Bank Corp...........................................................          19,092   $        50,212
  *Magyar Bancorp, Inc..........................................................             500             1,500
   Maiden Holdings, Ltd.........................................................          20,654           192,495
   MainSource Financial Group, Inc..............................................          47,000           441,330
   Marlin Business Services Corp................................................          14,664           209,842
   MB Financial, Inc............................................................          19,678           357,156
 #*MBIA, Inc....................................................................         175,044         2,156,542
 #*MBT Financial Corp...........................................................          23,185            28,981
   MCG Capital Corp.............................................................          31,266           146,325
   Meadowbrook Insurance Group, Inc.............................................          39,471           393,526
   Medallion Financial Corp.....................................................          17,589           195,062
 #*Mercantile Bank Corp.........................................................           4,748            54,175
   Meta Financial Group, Inc....................................................           1,251            22,468
   MetLife, Inc.................................................................       1,039,978        36,742,423
  *Metro Bancorp, Inc...........................................................          28,298           309,580
  *MetroCorp Bancshares, Inc....................................................           2,250            15,952
  *MGIC Investment Corp.........................................................          63,595           241,025
   MicroFinancial, Inc..........................................................           5,900            38,645
   MidWestOne Financial Group, Inc..............................................             541             8,862
   Montpelier Re Holdings, Ltd..................................................          45,946           798,082
   Morgan Stanley...............................................................       1,224,333        22,833,810
   MutualFirst Financial, Inc...................................................           2,300            20,700
  *NASDAQ OMX Group, Inc. (The).................................................          42,129         1,043,957
   National Western Life Insurance Co. Class A..................................             900           130,014
  *Navigators Group, Inc. (The).................................................           2,419           115,580
  *New Century Bancorp, Inc.....................................................             600             1,380
   New Hampshire Thrift Bancshares, Inc.........................................           3,667            44,737
  *NewBridge Bancorp............................................................          11,513            45,476
  *Newport Bancorp, Inc.........................................................             700             8,876
  *NewStar Financial, Inc.......................................................          42,354           411,681
  *North Valley Bancorp.........................................................             907             9,088
   Northeast Community Bancorp, Inc.............................................          18,190           124,783
   Northrim Bancorp, Inc........................................................           6,379           128,154
  #Old Republic International Corp..............................................         357,183         3,528,968
 #*Old Second Bancorp, Inc......................................................           4,874             5,946
   Oppenheimer Holdings, Inc. Class A...........................................           1,934            33,729
   Oriental Financial Group, Inc................................................          19,121           218,744
   Pacific Continental Corp.....................................................             202             1,790
  *Pacific Mercantile Bancorp...................................................          16,756            61,997
  *Park Sterling Corp...........................................................           3,192            13,981
   PartnerRe, Ltd...............................................................          52,224         3,416,494
 #*Penson Worldwide, Inc........................................................          25,072            36,354
   Peoples Bancorp of North Carolina............................................             250             1,542
   Peoples Bancorp, Inc.........................................................          17,708           277,307
   People's United Financial, Inc...............................................          68,700           847,071
 #*PHH Corp.....................................................................          92,304         1,069,803
  *Phoenix Cos., Inc. (The).....................................................          55,396           114,116
  *PICO Holdings, Inc...........................................................              82             1,810
 #*Pinnacle Financial Partners, Inc.............................................          32,313           544,151
  *Piper Jaffray Cos., Inc......................................................             912            20,292
   Platinum Underwriters Holdings, Ltd..........................................          19,360           663,080
  *Popular, Inc.................................................................         565,367           887,626
   Porter Bancorp, Inc..........................................................           1,737             3,839
  *Preferred Bank...............................................................             235             2,000
  *Premier Financial Bancorp, Inc...............................................           1,301             7,481
   Presidential Life Corp.......................................................          33,374           372,120
   Principal Financial Group, Inc...............................................         217,722         5,945,988
  #Protective Life Corp.........................................................          98,037         2,451,905
   Provident Financial Holdings, Inc............................................             544             5,119
   Provident Financial Services, Inc............................................          28,477           394,122
   Provident New York Bancorp...................................................          71,474           590,375


                                      1465

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
   Prudential Financial, Inc....................................................         497,625   $    28,484,055
   Pulaski Financial Corp.......................................................           4,550            33,033
  #Radian Group, Inc............................................................         102,845           282,824
   Regions Financial Corp.......................................................       1,304,230         6,808,081
  #Reinsurance Group of America, Inc............................................         169,166         9,217,855
   Renasant Corp................................................................          44,231           697,965
  *Republic First Bancorp, Inc..................................................           2,474             4,330
   Resource America, Inc. Class A...............................................          21,102           117,538
  *Riverview Bancorp, Inc.......................................................          15,319            31,557
   Safety Insurance Group, Inc..................................................          11,925           499,777
   Sandy Spring Bancorp, Inc....................................................          11,134           203,307
  *Savannah Bancorp, Inc. (The).................................................           2,998            14,960
   SeaBright Holdings, Inc......................................................          40,890           327,938
   Selective Insurance Group, Inc...............................................          45,200           812,696
   SI Financial Group, Inc......................................................           5,444            56,509
   Simmons First National Corp. Class A.........................................           2,049            56,450
   Somerset Hills Bancorp.......................................................           4,317            33,824
  *Southern Community Financial Corp............................................          29,890            36,466
  *Southern First Bancshares, Inc...............................................           1,006             7,394
   Southern Missouri Bancorp, Inc...............................................              41               932
 #*Southwest Bancorp, Inc.......................................................          23,408           195,457
   State Auto Financial Corp....................................................          61,242           766,750
   StellarOne Corp..............................................................          28,368           348,359
  #Stewart Information Services Corp............................................          12,271           167,499
  *Stratus Properties, Inc......................................................           3,069            27,928
 #*Sun Bancorp, Inc.............................................................           4,338            12,667
   SunTrust Banks, Inc..........................................................         491,691        10,114,084
   Susquehanna Bancshares, Inc..................................................         156,089         1,426,653
   Symetra Financial Corp.......................................................          23,030           212,337
   Synovus Financial Corp.......................................................          96,130           167,266
 #*Taylor Capital Group, Inc....................................................             826            10,218
   Teche Holding Co.............................................................             600            21,540
   TF Financial Corp............................................................             630            14,266
  *Timberland Bancorp, Inc......................................................           2,500            10,000
  #TowneBank....................................................................           8,057           106,352
   Transatlantic Holdings, Inc..................................................          80,903         4,486,071
   Travelers Cos., Inc. (The)...................................................          33,600         1,958,880
  *Tree.com, Inc................................................................           5,635            33,077
  #Umpqua Holdings Corp.........................................................         104,400         1,270,548
  *Unico American Corp..........................................................           1,900            21,878
   Union First Market Bankshares Corp...........................................          14,214           195,300
  *United Community Banks, Inc..................................................          16,030           121,668
   United Financial Bancorp, Inc................................................          11,124           179,541
   United Fire & Casualty Co....................................................          41,412           812,918
  *United Security Bancshares...................................................             369               888
 #*Unity Bancorp, Inc...........................................................           3,306            20,497
   Unum Group...................................................................         517,445        11,813,269
 #*Virginia Commerce Bancorp, Inc...............................................          22,274           197,348
   VIST Financial Corp..........................................................             271             3,176
  *Waterstone Financial, Inc....................................................           1,300             3,185
   WesBanco, Inc................................................................          31,830           635,327
   West Bancorporation, Inc.....................................................          14,757           143,438
   White Mountains Insurance Group, Ltd.........................................          18,187         8,206,702
   White River Capital, Inc.....................................................             300             6,255
   Wintrust Financial Corp......................................................          24,224           742,466
   WR Berkley Corp..............................................................           5,657           193,865
  *WSB Holdings, Inc............................................................             100               292
   XL Group P.L.C...............................................................         240,766         4,880,327
  *Yadkin Valley Financial Corp.................................................          16,710            34,590
   Zions Bancorporation.........................................................          91,968         1,548,741


                                      1466

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Financials -- (Continued)
  *ZipRealty, Inc...............................................................          10,028   $        10,931
                                                                                                   ---------------
Total Financials................................................................                       476,163,950
                                                                                                   ---------------
Health Care -- (9.1%)
 #*Accuray, Inc.................................................................           6,896            38,962
  *Addus HomeCare Corp..........................................................           2,044             7,450
   Aetna, Inc...................................................................         503,313        21,994,778
  *Affymax, Inc.................................................................           6,200            49,538
  *Affymetrix, Inc..............................................................          73,173           351,962
  *Albany Molecular Research, Inc...............................................          29,994            91,782
  *Alere, Inc...................................................................          74,130         1,790,240
  *Allied Healthcare Products, Inc..............................................           1,000             3,470
 #*Alphatec Holdings, Inc.......................................................          18,527            32,608
  *AMAG Pharmaceuticals, Inc....................................................             272             4,466
 #*Amedisys, Inc................................................................          12,879           135,230
  *American Dental Partners, Inc................................................          26,370           500,239
  *AMN Healthcare Services, Inc.................................................          17,113            87,105
  *Amsurg Corp..................................................................          30,743           791,632
   Analogic Corp................................................................           8,784           498,316
  *AngioDynamics, Inc...........................................................          55,783           722,948
  *Anika Therapeutics, Inc......................................................          20,716           190,587
   Arrhythmia Research Technology, Inc..........................................           1,200             4,392
   Assisted Living Concepts, Inc. Class A.......................................          35,887           562,708
  *Astex Pharmaceuticals, Inc...................................................             200               542
  *BioClinica, Inc..............................................................          10,162            53,147
  *BioScrip, Inc................................................................          37,700           203,957
 #*Boston Scientific Corp.......................................................       1,208,099         7,200,270
  *Cambrex Corp.................................................................          43,567           342,437
   Cantel Medical Corp..........................................................           7,270           229,514
  *Capital Senior Living Corp...................................................          58,814           476,393
  *CardioNet, Inc...............................................................           3,850            12,128
  *CareFusion Corp..............................................................         207,163         4,961,554
 #*Celldex Therapeutics, Inc....................................................           4,759            22,605
  *Community Health Systems, Inc................................................         105,314         1,969,372
  *CONMED Corp..................................................................          43,239         1,271,227
   Cooper Cos., Inc. (The)......................................................          59,082         4,262,175
  *Coventry Health Care, Inc....................................................         141,956         4,268,617
  *Cross Country Healthcare, Inc................................................          33,630           207,497
  *CryoLife, Inc................................................................          17,502            93,461
  *Cumberland Pharmaceuticals, Inc..............................................          26,419           160,892
  *Cutera, Inc..................................................................          28,646           223,152
  *Cynosure, Inc. Class A.......................................................           8,077           112,513
   Daxor Corp...................................................................             545             5,167
  *Digirad Corp.................................................................          29,411            59,116
  *Dynacq Healthcare, Inc.......................................................             909               854
 #*Endo Pharmaceuticals Holdings, Inc...........................................          54,588         2,029,036
  *Enzo Biochem, Inc............................................................          50,665           129,196
  *eResearch Technology, Inc....................................................          20,015           110,883
 #*Exactech, Inc................................................................           3,391            56,087
 #*Five Star Quality Care, Inc..................................................          28,899           104,903
  *Forest Laboratories, Inc.....................................................          82,171         2,611,394
 #*Gentiva Health Services, Inc.................................................          13,810           100,261
  *Greatbatch, Inc..............................................................          41,672           975,958
  *Harvard Bioscience, Inc......................................................          32,625           132,458
  *Health Net, Inc..............................................................          25,498           962,295
  *Healthways, Inc..............................................................          27,400           207,144
  *Hologic, Inc.................................................................         305,036         6,219,684
   Humana, Inc..................................................................         236,814        21,081,182
  *IntegraMed America, Inc......................................................           3,874            35,060
   Invacare Corp................................................................          28,428           485,550
   Kewaunee Scientific Corp.....................................................           1,631            15,168


                                      1467

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Health Care -- (Continued)
 #*Kindred Healthcare, Inc......................................................          50,544   $       620,175
 #*Lannet Co., Inc..............................................................           2,314            11,755
  *LCA-Vision, Inc..............................................................           1,000             5,080
   LeMaitre Vascular, Inc.......................................................           5,100            29,529
  *Life Technologies Corp.......................................................          94,990         4,600,366
  *LifePoint Hospitals, Inc.....................................................          82,208         3,303,940
  *Magellan Health Services, Inc................................................           9,739           475,458
  *Maxygen, Inc.................................................................          45,644           255,150
  *MedAssets, Inc...............................................................          44,682           471,842
  *MedCath Corp.................................................................          29,240           211,990
  *Medical Action Industries, Inc...............................................          26,509           140,498
 #*MediciNova, Inc..............................................................             225               425
  *Medtox Scientific, Inc.......................................................           5,304            90,168
  *Misonix, Inc.................................................................           4,083             7,594
  *Molina Healthcare, Inc.......................................................          24,941           763,444
  *Myrexis, Inc.................................................................          16,406            46,593
   National Healthcare Corp.....................................................           7,274           322,456
  *Natus Medical, Inc...........................................................           4,075            46,088
  #Omnicare, Inc................................................................         197,388         6,480,248
  *Palomar Medical Technologies, Inc............................................           4,572            41,377
  *PDI, Inc.....................................................................          15,181            97,310
   PerkinElmer, Inc.............................................................          76,500         1,834,470
   Pfizer, Inc..................................................................       4,941,133       105,740,246
  *PharMerica Corp..............................................................           7,655            96,070
  *Repligen Corp................................................................          33,562           134,584
  *RTI Biologics, Inc...........................................................          80,268           276,925
  *Select Medical Holdings Corp.................................................          51,009           422,865
  *Skilled Healthcare Group, Inc. Class A.......................................          18,080           111,011
  *Solta Medical, Inc...........................................................           5,882            17,646
  *SRI/Surgical Express, Inc....................................................           2,127             8,572
  *Sucampo Pharmaceuticals, Inc. Class A........................................           7,965            35,365
  *Sun Healthcare Group, Inc....................................................           8,903            40,420
  *SunLink Health Systems, Inc..................................................           1,750             2,328
  *SurModics, Inc...............................................................           5,593            80,651
  *Symmetry Medical, Inc........................................................          78,674           590,842
   Teleflex, Inc................................................................          37,423         2,289,913
  *Theragenics Corp.............................................................          21,383            35,923
  *Thermo Fisher Scientific, Inc................................................         499,520        26,424,608
  *TranS1, Inc..................................................................           6,997            20,431
  *Triple-S Management Corp. Class B............................................          22,073           470,817
   UnitedHealth Group, Inc......................................................          87,142         4,513,084
  *Universal American Corp......................................................          85,628           941,052
 #*VCA Antech, Inc..............................................................          35,694           798,832
 #*Viropharma, Inc..............................................................         103,779         3,091,576
  *WellCare Health Plans, Inc...................................................          12,832           766,840
   WellPoint, Inc...............................................................         504,640        32,458,445
 #*Wright Medical Group, Inc....................................................          38,748           656,779
   Young Innovations, Inc.......................................................           2,165            66,119
                                                                                                   ---------------
Total Health Care...............................................................                       289,199,162
                                                                                                   ---------------
Industrials -- (15.0%)
  *A.T. Cross Co. Class A.......................................................          18,431           182,836
 #*A123 Systems, Inc............................................................           4,800            10,416
   AAR Corp.....................................................................          32,906           697,278
   ABM Industries, Inc..........................................................          64,500         1,399,650
   Aceto Corp...................................................................          37,486           275,147
   Actuant Corp. Class A........................................................          44,986         1,140,395
  *AECOM Technology Corp........................................................          13,377           306,200
 #*Aegion Corp..................................................................           3,299            56,314
  *AGCO Corp....................................................................          58,973         3,003,495
  *Air Transport Services Group, Inc............................................          10,623            63,844


                                      1468

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Aircastle, Ltd...............................................................          54,200   $       764,220
   Alamo Group, Inc.............................................................          22,951           667,874
  *Alaska Air Group, Inc........................................................          26,313         2,003,209
   Albany International Corp. Class A...........................................          24,726           593,919
   Alexander & Baldwin, Inc.....................................................          66,838         3,161,437
 .*Allied Defense Group, Inc....................................................           2,645             8,332
   Allied Motion Technologies, Inc..............................................             162               966
   Amerco, Inc..................................................................          29,431         2,846,566
  *American Railcar Industries, Inc.............................................          20,409           532,675
  *American Reprographics Co....................................................           4,695            28,217
   Ampco-Pittsburgh Corp........................................................           4,007            85,950
  *AMREP Corp...................................................................             966             5,796
   Apogee Enterprises, Inc......................................................          36,374           500,143
   Applied Industrial Technologies, Inc.........................................          26,540         1,023,913
   Argan, Inc...................................................................              21               305
   Arkansas Best Corp...........................................................          27,325           495,129
 #*Armstrong World Industries, Inc..............................................          29,925         1,397,498
 #*Ascent Solar Technologies, Inc...............................................           7,857             5,814
  *Astec Industries, Inc........................................................          22,925           775,324
 #*Atlas Air Worldwide Holdings, Inc............................................          37,114         1,767,925
  *Avis Budget Group, Inc.......................................................          94,608         1,357,625
  *Baltic Trading, Ltd..........................................................           5,000            21,150
  #Barnes Group, Inc............................................................          43,004         1,087,571
   Barrett Business Services, Inc...............................................          12,955           249,384
  *BlueLinx Holdings, Inc.......................................................          12,553            22,470
  #Brady Corp. Class A..........................................................          44,400         1,437,228
   Briggs & Stratton Corp.......................................................          47,640           743,660
  *Builders FirstSource, Inc....................................................          12,182            30,820
  *CAI International, Inc.......................................................          11,800           205,556
   Cascade Corp.................................................................           5,840           331,829
  *Casella Waste Systems, Inc. Class A..........................................          14,362            98,667
 #*CBIZ, Inc....................................................................          46,963           294,458
   CDI Corp.....................................................................          43,399           649,683
   CECO Environmental Corp......................................................           5,223            33,532
   Celadon Group, Inc...........................................................          23,192           346,720
  *Ceradyne, Inc................................................................          26,425           874,403
  *Champion Industries, Inc.....................................................             686               555
  *Chart Industries, Inc........................................................           3,000           167,280
   Chicago Rivet & Machine Co...................................................             700            12,950
   Cintas Corp..................................................................           1,940            71,877
  #CIRCOR International, Inc....................................................           7,966           301,991
  *CNH Global N.V...............................................................           6,958           290,427
  *Columbus McKinnon Corp.......................................................          23,845           380,328
   Comfort Systems USA, Inc.....................................................          37,486           448,333
   CompX International, Inc.....................................................             500             7,595
  *Consolidated Graphics, Inc...................................................          12,008           609,886
 #*Corrections Corp. of America.................................................           7,040           165,651
   Courier Corp.................................................................           8,403           103,945
   Covanta Holding Corp.........................................................          94,292         1,347,433
 #*Covenant Transportation Group, Inc. Class A..................................           7,080            23,364
  *CPI Aerostructures, Inc......................................................           5,826            81,797
  *CRA International, Inc.......................................................           7,613           164,517
   CSX Corp.....................................................................       1,242,950        28,028,522
  #Curtiss-Wright Corp..........................................................          46,353         1,731,748
  *Ducommun, Inc................................................................          16,345           236,185
  *Dycom Industries, Inc........................................................          41,650           890,060
 #*Eagle Bulk Shipping, Inc.....................................................          18,219            25,871
  #Eastern Co. (The)............................................................          10,193           205,389
   Eaton Corp...................................................................          24,778         1,214,865
   Ecology & Environment, Inc. Class A..........................................             900            15,354
   EMCOR Group, Inc.............................................................          13,491           388,946


                                      1469

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Encore Wire Corp.............................................................          19,966   $       545,072
 #*Energy Recovery, Inc.........................................................          12,968            32,031
  *EnergySolutions, Inc.........................................................          12,385            44,091
  *EnerSys......................................................................          43,239         1,253,066
   Ennis, Inc...................................................................          48,483           801,909
 #*EnPro Industries, Inc........................................................          18,700           660,297
   ESCO Technologies, Inc.......................................................          16,921           508,814
   Espey Manufacturing & Electronics Corp.......................................           1,671            39,853
  *Esterline Technologies Corp..................................................          44,968         2,749,793
 #*Excel Maritime Carriers, Ltd.................................................          39,214            57,645
  *Federal Signal Corp..........................................................          68,080           287,978
   FedEx Corp...................................................................          34,749         3,179,186
  *Flow International Corp......................................................          23,633            89,096
 #*Fortune Brands Home & Security, Inc..........................................         149,626         2,778,555
  *Franklin Covey Co............................................................           3,075            27,060
  *Freightcar America, Inc......................................................           5,543           120,339
  *Frozen Food Express Industries...............................................           8,986            12,131
 #*FTI Consulting, Inc..........................................................          16,180           692,828
   G & K Services, Inc. Class A.................................................          29,714           976,402
   GATX Corp....................................................................          65,445         2,810,208
 #*Genco Shipping & Trading, Ltd................................................          17,309           121,163
  *Gencor Industries, Inc.......................................................           8,766            62,852
 #*General Cable Corp...........................................................          26,092           805,199
   General Electric Co..........................................................       6,432,433       120,350,821
 #*GEO Group, Inc. (The)........................................................          24,086           423,432
  *Gibraltar Industries, Inc....................................................          43,711           684,951
  *GP Strategies Corp...........................................................          18,583           273,170
  #Granite Construction, Inc....................................................          26,636           709,317
   Great Lakes Dredge & Dock Corp...............................................          79,907           511,405
  *Greenbrier Cos., Inc.........................................................          21,165           470,921
   Griffon Corp.................................................................          74,563           743,393
  *H&E Equipment Services, Inc..................................................          59,629         1,013,097
   Hardinge, Inc................................................................          20,151           214,205
  *Hawaiian Holdings, Inc.......................................................          10,272            71,493
   Heidrick & Struggles International, Inc......................................          15,187           333,810
 #*Hertz Global Holdings, Inc...................................................         278,411         3,786,390
  *Hill International, Inc......................................................          27,154           161,566
 #*Hoku Corp....................................................................             998               679
  *Hudson Highland Group, Inc...................................................          15,732            84,166
 #*Huntington Ingalls Industries, Inc...........................................          56,173         2,116,599
  *Hurco Cos., Inc..............................................................           8,210           193,510
  *ICF International, Inc.......................................................          31,660           897,244
 #*Ingersoll-Rand P.L.C.........................................................         250,943         8,767,948
  #Insteel Industries, Inc......................................................          12,555           160,704
  *Interline Brands, Inc........................................................          74,162         1,261,496
   International Shipholding Corp...............................................          12,452           283,283
   Intersections, Inc...........................................................          33,064           406,026
  #ITT Corp.....................................................................           7,900           171,746
 #*JetBlue Airways Corp.........................................................         324,893         1,926,615
  *Kadant, Inc..................................................................           6,383           154,852
 #*Kansas City Southern.........................................................          27,254         1,870,715
  *KAR Auction Services, Inc....................................................          18,100           266,794
   Kaydon Corp..................................................................          14,047           479,284
   Kelly Services, Inc. Class A.................................................          44,445           718,231
   Kennametal, Inc..............................................................           6,400           275,904
  *Key Technology, Inc..........................................................           3,199            39,828
   Kimball International, Inc. Class B..........................................          28,589           174,107
  *Korn/Ferry International.....................................................          30,127           494,987
 #*Kratos Defense & Security Solutions, Inc.....................................             723             4,909
   L.B. Foster Co. Class A......................................................             969            28,925
   L.S. Starrett Co. Class A....................................................           4,097            59,447


                                      1470

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   L-3 Communications Holdings, Inc.............................................         100,470   $     7,107,248
   Lawson Products, Inc.........................................................          10,838           181,970
  *Layne Christensen Co.........................................................          36,994           859,371
  *LMI Aerospace, Inc...........................................................          14,827           293,426
   LSI Industries, Inc..........................................................          28,715           204,164
 #*Lydall, Inc..................................................................          18,720           176,342
   Marten Transport, Ltd........................................................          32,577           711,807
   McGrath RentCorp.............................................................          20,487           652,306
 #*Metalico, Inc................................................................          74,246           270,255
   Met-Pro Corp.................................................................           2,398            25,155
  *MFRI, Inc....................................................................           8,900            65,682
   Miller Industries, Inc.......................................................          21,096           344,076
 #*Mobile Mini, Inc.............................................................          54,461         1,132,789
  *Moog, Inc. Class A...........................................................          35,747         1,523,537
   Mueller Industries, Inc......................................................          29,387         1,299,199
  *Mueller Water Products, Inc. Class A.........................................         185,957           509,522
   Multi-Color Corp.............................................................           1,845            42,269
   NACCO Industries, Inc. Class A...............................................           6,123           625,771
  *National Technical Systems, Inc..............................................          15,600            80,964
  *Navigant Consulting, Inc.....................................................          19,799           253,625
   Norfolk Southern Corp........................................................         545,229        39,365,534
   Northrop Grumman Corp........................................................         337,038        19,565,056
  *Northwest Pipe Co............................................................          10,675           243,497
 #*Ocean Power Technologies, Inc................................................           8,500            24,395
  *On Assignment, Inc...........................................................          53,951           604,791
  *Orbital Sciences Corp........................................................          26,777           387,999
  *Orion Energy Systems, Inc....................................................           1,043             3,275
  *Owens Corning, Inc...........................................................         152,823         5,157,776
  *P.A.M. Transportation Services, Inc..........................................          19,428           207,880
   Pentair, Inc.................................................................          39,083         1,439,036
  *PGT, Inc.....................................................................             500               670
  *Pike Electric Corp...........................................................          17,815           141,807
  *Pinnacle Airlines Corp.......................................................          13,732            19,362
  *Powell Industries, Inc.......................................................           5,196           179,834
  *PowerSecure International, Inc...............................................           7,600            48,108
   Providence & Worcester Railroad Co...........................................           1,200            14,082
  #Quad/Graphics, Inc...........................................................             799             9,388
   Quanex Building Products Corp................................................          13,654           224,335
  *Quanta Services, Inc.........................................................         168,307         3,635,431
  #R. R. Donnelley & Sons Co....................................................          50,827           577,395
  *RailAmerica, Inc.............................................................          21,133           315,727
   Raytheon Co..................................................................         198,954         9,547,802
  *RCM Technologies, Inc........................................................          21,593           117,466
  *Real Goods Solar, Inc. Class A...............................................           2,600             3,770
  #Regal-Beloit Corp............................................................          16,070           912,294
 #*Republic Airways Holdings, Inc...............................................          53,999           297,534
   Republic Services, Inc.......................................................         429,755        12,583,226
   Resources Connection, Inc....................................................          11,023           136,906
   Robbins & Myers, Inc.........................................................           8,889           431,650
  *Rush Enterprises, Inc. Class A...............................................          34,446           792,602
  *Rush Enterprises, Inc. Class B...............................................          18,522           353,770
   Ryder System, Inc............................................................          89,844         5,056,420
  *Saia, Inc....................................................................          17,104           257,586
   Schawk, Inc..................................................................          45,135           606,614
  *School Specialty, Inc........................................................          15,490            49,878
  *Seaboard Corp................................................................           1,846         3,584,046
   SeaCube Container Leasing, Ltd...............................................             223             3,443
   SIFCO Industries, Inc........................................................           6,623           145,507
  #Simpson Manufacturing Co., Inc...............................................           8,098           262,213
   SkyWest, Inc.................................................................          46,706           597,837
  *SL Industries, Inc...........................................................             300             5,385


                                      1471

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Industrials -- (Continued)
   Southwest Airlines Co........................................................         645,761   $     6,186,390
  *Sparton Corp.................................................................           9,132            78,170
   Standard Register Co.........................................................          30,430            61,164
   Standex International Corp...................................................          22,795           913,852
   Stanley Black & Decker, Inc..................................................         154,919        10,872,215
   Steelcase, Inc. Class A......................................................          78,410           682,951
  *Sterling Construction Co., Inc...............................................          20,161           242,134
   Superior Uniform Group, Inc..................................................           8,978           111,776
  *Supreme Industries, Inc. Class A.............................................           1,365             4,013
  *SYKES Enterprises, Inc.......................................................          20,092           352,213
  *Sypris Solutions, Inc........................................................           9,636            39,508
  #TAL International Group, Inc.................................................          22,054           734,619
  *Tecumseh Products Co. Class A................................................          11,200            56,224
  *Tecumseh Products Co. Class B................................................           1,400             6,811
 #*Tetra Tech, Inc..............................................................          10,810           250,035
  *Thomas & Betts Corp..........................................................          10,500           749,595
  *Titan Machinery, Inc.........................................................          14,689           363,406
  *TRC Cos., Inc................................................................          28,708           178,277
   Tredegar Corp................................................................          40,177           990,765
   Trinity Industries, Inc......................................................          93,807         2,951,168
  #Triumph Group, Inc...........................................................          58,640         3,669,105
  *Tufco Technologies, Inc......................................................             900             2,925
  *Tutor Perini Corp............................................................          40,371           613,235
   Twin Disc, Inc...............................................................          10,658           329,652
   Tyco International, Ltd......................................................         370,871        18,895,877
   U.S. Home Systems, Inc.......................................................           4,314            39,214
  *Ultralife Corp...............................................................          11,640            48,539
   UniFirst Corp................................................................          18,705         1,129,408
   Union Pacific Corp...........................................................         480,399        54,914,410
  #Universal Forest Products, Inc...............................................          31,800         1,010,286
   Universal Truckload Services, Inc............................................             403             7,165
  *URS Corp.....................................................................          86,998         3,579,968
  *USA Truck, Inc...............................................................          15,305           144,326
  *Versar, Inc..................................................................           6,026            18,259
   Viad Corp....................................................................          28,614           578,861
   Virco Manufacturing Corp.....................................................          12,601            22,430
   VSE Corp.....................................................................             600            15,726
   Watts Water Technologies, Inc. Class A.......................................          53,615         2,066,858
  *WCA Waste Corp...............................................................          29,254           189,566
  *WESCO International, Inc.....................................................          11,687           734,879
  *Willdan Group, Inc...........................................................           1,000             3,800
  *Willis Lease Finance Corp....................................................           7,900           107,282
  *XPO Logistics, Inc...........................................................           4,427            50,778
                                                                                                   ---------------
Total Industrials...............................................................                       476,010,590
                                                                                                   ---------------
Information Technology -- (6.0%)
  *Accelrys, Inc................................................................          41,733           312,580
  #Activision Blizzard, Inc.....................................................         982,162        12,119,879
  *Acxiom Corp..................................................................           7,769           106,591
  *Adept Technology, Inc........................................................          21,309            54,338
 #*Advanced Energy Industries, Inc..............................................          37,171           395,499
  *Agilysys, Inc................................................................          12,799           104,184
  *Alpha & Omega Semiconductor, Ltd.............................................             806             7,480
 #*Amkor Technology, Inc........................................................          15,566            89,193
  *Amtech Systems, Inc..........................................................          10,600           108,014
  *Anadigics, Inc...............................................................             400             1,100
  *Anaren, Inc..................................................................           7,539           131,329
 #*AOL, Inc.....................................................................         105,592         1,711,646
  *Arris Group, Inc.............................................................         146,928         1,716,119
  *Arrow Electronics, Inc.......................................................         182,170         7,521,799
   Astro-Med, Inc...............................................................           2,897            23,176


                                      1472

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *ATMI, Inc....................................................................          33,934   $       793,377
  *Aviat Networks, Inc..........................................................          53,408           118,566
 #*Avid Technology, Inc.........................................................          14,521           140,708
  *Avnet, Inc...................................................................         139,400         4,860,878
  #AVX Corp.....................................................................         195,980         2,579,097
  *Aware, Inc...................................................................          22,140            70,848
  *AXT, Inc.....................................................................          25,915           132,685
   Bel Fuse, Inc. Class A.......................................................           4,174            88,781
   Bel Fuse, Inc. Class B.......................................................          18,986           384,466
  *Benchmark Electronics, Inc...................................................          93,903         1,615,132
   Black Box Corp...............................................................          27,128           838,798
  *Brocade Communications Systems, Inc..........................................         461,513         2,589,088
   Brooks Automation, Inc.......................................................          63,950           685,544
  *BSQUARE Corp.................................................................           4,665            18,520
  *BTU International, Inc.......................................................           1,600             5,040
 #*CACI International, Inc. Class A.............................................          27,175         1,594,901
  *Cascade Microtech, Inc.......................................................          24,071            82,564
  *Checkpoint Systems, Inc......................................................          25,391           267,113
  *CIBER, Inc...................................................................          81,123           352,885
   Cohu, Inc....................................................................          41,999           551,447
   Communications Systems, Inc..................................................          12,753           189,892
   Computer Sciences Corp.......................................................         225,553         5,826,034
   Comtech Telecommunications Corp..............................................          19,222           593,191
  *Concurrent Computer Corp.....................................................          13,740            53,036
  *Convergys Corp...............................................................         197,364         2,626,915
 #*CoreLogic, Inc...............................................................          96,545         1,370,939
   Corning, Inc.................................................................       1,298,385        16,710,215
  *Cray, Inc....................................................................           7,670            57,218
  *CSP, Inc.....................................................................           2,414             9,113
  *CSR P.L.C. ADR...............................................................          12,075           173,397
   CTS Corp.....................................................................          33,460           336,608
  *CyberOptics Corp.............................................................           9,134            79,648
  *Datalink Corp................................................................           5,600            51,576
  *Dataram Corp.................................................................           7,544             6,111
   DDi Corp.....................................................................          21,617           209,901
  *Digi International, Inc......................................................          43,704           493,418
  *DSP Group, Inc...............................................................          49,501           283,641
  *Dynamics Research Corp.......................................................          17,672           198,987
   Earthlink, Inc...............................................................          86,935           626,801
  *EchoStar Corp. Class A.......................................................          23,551           617,743
  *Edgewater Technology, Inc....................................................          13,603            46,794
   Electro Rent Corp............................................................          42,586           727,795
  *Electro Scientific Industries, Inc...........................................          38,559           585,326
  *Electronics for Imaging, Inc.................................................          66,756         1,145,533
  *Emulex Corp..................................................................          68,369           713,772
   EPIQ Systems, Inc............................................................          21,736           264,962
  *ePlus, Inc...................................................................           8,445           240,851
  *Euronet Worldwide, Inc.......................................................          29,935           549,607
  *Exar Corp....................................................................          54,244           362,350
  *Fairchild Semiconductor International, Inc...................................         118,008         1,649,752
   Fidelity National Information Services, Inc..................................         150,627         4,301,907
  *FormFactor, Inc..............................................................          24,919           128,333
  *Frequency Electronics, Inc...................................................          16,953           144,270
  *Global Cash Access Holdings, Inc.............................................          37,455           198,512
  *Globecomm Systems, Inc.......................................................          40,466           577,450
  *GSI Group, Inc...............................................................           1,451            16,759
  *GSI Technology, Inc..........................................................           5,964            29,581
  *GTSI Corp....................................................................           8,203            34,699
  *Hackett Group, Inc. (The)....................................................          54,740           212,118
   Hewlett-Packard Co...........................................................          15,141           423,645
 #*Hutchinson Technology, Inc...................................................           1,843             3,410


                                      1473

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *I.D. Systems, Inc............................................................          17,191   $        88,534
   IAC/InterActiveCorp..........................................................         178,991         7,709,142
  *Identive Group, Inc..........................................................          19,075            43,491
  *Imation Corp.................................................................          34,398           203,980
  *InfoSpace, Inc...............................................................          81,156           999,030
  *Ingram Micro, Inc. Class A...................................................         277,679         5,270,347
  *Insight Enterprises, Inc.....................................................          42,300           780,858
 #*Integrated Device Technology, Inc............................................          78,704           498,983
  *Integrated Silicon Solution, Inc.............................................          51,460           502,764
  *Intermec, Inc................................................................          10,341            87,278
  *Internap Network Services Corp...............................................          35,546           238,514
 #*International Rectifier Corp.................................................          80,500         1,835,400
  *Interphase Corp..............................................................           3,899            20,080
   Intersil Corp. Class A.......................................................         119,798         1,348,925
  *Intevac, Inc.................................................................          11,158            92,946
  *IntriCon Corp................................................................           2,835            19,845
  *Itron, Inc...................................................................          10,342           401,166
  *IXYS Corp....................................................................          11,466           157,314
  *Key Tronic Corp..............................................................          17,217           106,573
   Keynote Systems, Inc.........................................................          24,595           481,324
 #*KIT Digital, Inc.............................................................          28,934           313,355
  *Kopin Corp...................................................................           6,901            26,776
  *Kulicke & Soffa Industries, Inc..............................................          72,688           785,757
  *Lattice Semiconductor Corp...................................................          36,888           250,838
  *LGL Group, Inc. (The)........................................................             269             2,165
  *LookSmart, Ltd...............................................................          25,479            34,906
 #*Loral Space & Communications, Inc............................................          26,193         1,806,269
  #ManTech International Corp. Class A..........................................          22,379           786,622
   Marchex, Inc. Class B........................................................          32,883           148,631
  *Measurement Specialties, Inc.................................................           5,958           193,635
  *MEMC Electronic Materials, Inc...............................................         224,947         1,028,008
  *MEMSIC, Inc..................................................................           1,150             3,749
  *Mentor Graphics Corp.........................................................          42,220           585,591
  *Mercury Computer Systems, Inc................................................           4,566            61,139
   Methode Electronics, Inc.....................................................          37,682           374,182
  *Micron Technology, Inc.......................................................         758,908         5,760,112
   MKS Instruments, Inc.........................................................          61,200         1,845,180
  *ModusLink Global Solutions, Inc..............................................          68,955           394,423
   Motorola Solutions, Inc......................................................         128,480         5,962,757
  *NCI, Inc. Class A............................................................           4,213            30,839
  *Newport Corp.................................................................           9,354           172,768
 #*Novatel Wireless, Inc........................................................          22,839            65,548
  *Official Payments Holdings, Inc..............................................           3,839            16,661
  *Online Resources Corp........................................................          18,620            50,088
  *Oplink Communications, Inc...................................................          35,876           671,957
  *Opnext, Inc..................................................................           8,926             9,819
   Optical Cable Corp...........................................................          10,793            38,207
  *ORBCOMM, Inc.................................................................          44,067           152,031
  *PAR Technology Corp..........................................................          22,705           105,805
   PC Connection, Inc...........................................................          45,203           542,436
  *PC Mall, Inc.................................................................          11,672            73,067
   PC-Tel, Inc..................................................................          46,980           349,531
  *Perceptron, Inc..............................................................           8,065            41,373
  *Performance Technologies, Inc................................................          24,790            44,622
  *Pericom Semiconductor Corp...................................................          41,261           330,088
  *Pervasive Software, Inc......................................................          35,664           205,425
 #*Photronics, Inc..............................................................          66,858           458,646
  *Planar Systems, Inc..........................................................          11,933            28,162
  *PMC-Sierra, Inc..............................................................         146,588           952,822
  *Presstek, Inc................................................................           7,000             4,550
  *Qualstar Corp................................................................          12,400            23,746


                                      1474

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Information Technology -- (Continued)
  *RadiSys Corp.................................................................          14,298   $        86,217
   RealNetworks, Inc............................................................          35,381           361,240
  *Reis, Inc....................................................................          16,361           170,154
   RF Industries, Ltd...........................................................           2,823            10,727
   Richardson Electronics, Ltd..................................................          25,225           305,475
   Rimage Corp..................................................................             421             5,237
 #*Rosetta Stone, Inc...........................................................           1,455            11,349
  *Rudolph Technologies, Inc....................................................          16,657           170,401
  *S1 Corp......................................................................          65,938           643,555
  *Sandisk Corp.................................................................          13,097           600,890
  *Sanmina-SCI Corp.............................................................          18,136           199,133
  *SeaChange International, Inc.................................................          30,686           220,325
  *Sigma Designs, Inc...........................................................          23,129           139,468
  *SMTC Corp....................................................................           1,300             3,757
  *Spansion, Inc. Class A.......................................................          11,661           116,960
  *SS&C Technologies Holdings, Inc..............................................          26,378           495,115
  *Standard Microsystems Corp...................................................          30,384           782,692
  *StarTek, Inc.................................................................          27,448            85,638
 #*SunPower Corp................................................................          16,987           116,361
  *Supertex, Inc................................................................          11,602           214,405
  *Support.com, Inc.............................................................          55,666           143,618
 #*Sycamore Networks, Inc.......................................................          47,495           922,353
  *Symmetricom, Inc.............................................................          89,726           559,890
 #*SYNNEX Corp..................................................................          60,100         2,174,418
  *Tech Data Corp...............................................................          85,452         4,436,668
  *TechTarget, Inc..............................................................          24,206           168,232
  *TeleCommunication Systems, Inc. Class A......................................          47,682           111,576
   Tellabs, Inc.................................................................         241,591           918,046
   Telular Corp.................................................................          24,938           208,482
   Tessco Technologies, Inc.....................................................          11,228           200,083
  *Tessera Technologies, Inc....................................................          48,635           962,973
   TheStreet, Inc...............................................................          37,257            71,161
  *TriQuint Semiconductor, Inc..................................................          18,500           110,815
  *TSR, Inc.....................................................................             650             2,704
  *TTM Technologies, Inc........................................................          62,635           768,531
   United Online, Inc...........................................................         121,790           691,767
  *UTStarcom Holdings Corp......................................................         103,608           133,654
  *Vicon Industries, Inc........................................................           5,787            19,734
  *Video Display Corp...........................................................             600             3,666
 #*Virtusa Corp.................................................................          34,709           554,997
 #*Vishay Intertechnology, Inc..................................................         236,119         2,899,541
  *Vishay Precision Group, Inc..................................................           9,781           154,149
 #*Web.com Group, Inc...........................................................          22,102           282,906
 #*Westell Technologies, Inc. Class A...........................................          39,873            87,721
  *Western Digital Corp.........................................................         212,781         7,734,589
  *WPCS International, Inc......................................................           9,161            15,482
   Xerox Corp...................................................................       1,791,473        13,883,916
  *XO Group, Inc................................................................           4,792            39,486
  *Xyratex, Ltd.................................................................          28,253           448,658
  *Yahoo!, Inc..................................................................         990,924        15,329,594
  *Zygo Corp....................................................................          18,340           324,435
                                                                                                   ---------------
Total Information Technology....................................................                       189,766,899
                                                                                                   ---------------
Materials -- (3.4%)
   A. Schulman, Inc.............................................................          33,740           826,630
 #*A.M. Castle & Co.............................................................          38,646           400,759
   Alcoa, Inc...................................................................       1,145,369        11,636,949
  *American Pacific Corp........................................................           7,647            60,641
   Ashland, Inc.................................................................         112,560         7,098,034
   Bemis Co., Inc...............................................................          10,392           325,270
   Boise, Inc...................................................................          68,104           520,315


                                      1475

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Materials -- (Continued)
   Buckeye Technologies, Inc....................................................          37,822   $     1,268,172
   Cabot Corp...................................................................          46,280         1,675,336
  *Century Aluminum Co..........................................................          32,155           322,515
  *Chemtura Corp................................................................          52,329           735,222
 #*Clearwater Paper Corp........................................................           7,599           277,515
  *Coeur d'Alene Mines Corp.....................................................         133,765         3,699,940
   Commercial Metals Co.........................................................          85,208         1,221,883
  *Continental Materials Corp...................................................             100             1,198
  *Core Molding Technologies, Inc...............................................           2,488            21,148
   Cytec Industries, Inc........................................................          64,700         3,225,942
   Domtar Corp..................................................................          30,917         2,670,610
   Dow Chemical Co. (The).......................................................          14,000           469,140
   Friedman Industries, Inc.....................................................          17,453           182,733
  *Georgia Gulf Corp............................................................          26,423           926,126
  *Graphic Packaging Holding Co.................................................         126,400           633,264
   H.B. Fuller Co...............................................................          20,707           592,634
   Haynes International, Inc....................................................           4,293           260,843
  *Headwaters, Inc..............................................................          23,663            62,707
  *Horsehead Holding Corp.......................................................          49,171           534,980
   Huntsman Corp................................................................          40,700           518,111
  *Innospec, Inc................................................................           1,550            50,174
   International Paper Co.......................................................         493,615        15,371,171
   Kaiser Aluminum Corp.........................................................          27,181         1,342,198
  *KapStone Paper & Packaging Corp..............................................          41,092           717,466
  *Landec Corp..................................................................          37,056           223,448
 #*Louisiana-Pacific Corp.......................................................         173,457         1,477,854
  *LyondellBasell Industries NV Class A.........................................         112,207         4,836,122
  *Materion Corp................................................................          17,890           526,145
   MeadWestavco Corp............................................................         188,451         5,547,997
  *Mercer International, Inc....................................................          14,399           117,784
   Minerals Technologies, Inc...................................................          17,140         1,087,533
  *Mod-Pac Corp.................................................................           1,501             9,636
   Myers Industries, Inc........................................................          65,520           872,071
   Neenah Paper, Inc............................................................          14,705           349,538
  #NL Industries, Inc...........................................................          51,662           713,969
   Noranda Aluminum Holding Corp................................................           2,907            30,494
  *Northern Technologies International Corp.....................................           3,035            42,702
   Nucor Corp...................................................................          89,274         3,971,800
   Olin Corp....................................................................          27,661           614,074
   Olympic Steel, Inc...........................................................          10,414           268,577
  *OM Group, Inc................................................................          42,299         1,147,572
   P.H. Glatfelter Co...........................................................          54,200           801,076
  *Penford Corp.................................................................          26,922           152,109
   Reliance Steel & Aluminum Co.................................................          94,901         5,048,733
   Rock-Tenn Co. Class A........................................................          26,305         1,627,227
 #*RTI International Metals, Inc................................................          50,032         1,259,305
  #Schnitzer Steel Industries, Inc. Class A.....................................          21,397           933,551
  *Spartech Corp................................................................          30,373           163,103
   Steel Dynamics, Inc..........................................................          94,919         1,513,958
 #*SunCoke Energy, Inc..........................................................          62,210           835,483
   Synalloy Corp................................................................           5,144            55,349
   Temple-Inland, Inc...........................................................         122,582         3,909,140
  #Texas Industries, Inc........................................................          33,762         1,055,400
  *Universal Stainless & Alloy Products, Inc....................................           9,714           385,937
   Vulcan Materials Co..........................................................          58,246         2,554,670
   Wausau Paper Corp............................................................          19,808           171,141
  #Westlake Chemical Corp.......................................................          84,076         4,914,242
   Worthington Industries, Inc..................................................          47,320           871,161
 #*Zoltek Cos., Inc.............................................................          48,771           423,820
                                                                                                   ---------------
Total Materials.................................................................                       106,162,347
                                                                                                   ---------------


                                      1476

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       SHARES           VALUE+
                                                                                   -------------   ---------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares........................................          47,409   $            --
 .*MAIR Holdings, Inc. Escrow Shares............................................           1,415                --
 .*Petrocorp, Inc. Escrow Shares................................................             900                54
 .*Price Communications Liquidation Trust.......................................          47,738                --
                                                                                                   ---------------
Total Other.....................................................................                                54
                                                                                                   ---------------
Telecommunication Services -- (6.2%)
   AT&T, Inc....................................................................       4,065,906       119,578,295
   CenturyLink, Inc.............................................................         497,019        18,404,614
  #Frontier Communications Corp.................................................         696,949         2,982,942
  *General Communications, Inc. Class A.........................................          57,602           599,637
 #*Iridium Communications, Inc..................................................          19,068           152,353
 #*Leap Wireless International, Inc.............................................           8,393            71,844
  *MetroPCS Communications, Inc.................................................         227,572         2,011,736
  *Neutral Tandem, Inc..........................................................           5,580            68,578
  *Premiere Global Services, Inc................................................           2,788            24,534
  *Primus Telecommunications Group, Inc.........................................             246             3,122
   Shenandoah Telecommunications Co.............................................           2,126            20,984
  *Sprint Nextel Corp...........................................................       3,759,360         7,969,843
   SureWest Communications......................................................          15,455           223,788
 #*Telephone & Data Systems, Inc................................................         154,629         4,066,753
 #*United States Cellular Corp..................................................          33,568         1,539,764
   USA Mobility, Inc............................................................          30,103           425,957
   Verizon Communications, Inc..................................................       1,025,344        38,614,455
                                                                                                   ---------------
Total Telecommunication Services................................................                       196,759,199
                                                                                                   ---------------
Utilities -- (1.2%)
  *AES Corp.....................................................................         606,667         7,741,071
  *Calpine Corp.................................................................         256,894         3,750,652
  #Consolidated Water Co., Ltd..................................................           6,347            49,443
 #*Dynegy, Inc..................................................................          84,156           156,530
  *GenOn Energy, Inc............................................................         582,007         1,239,675
  *NRG Energy, Inc..............................................................         220,130         3,715,794
  #Ormat Technologies, Inc......................................................          20,134           327,178
   Public Service Enterprise Group, Inc.........................................         655,441        19,886,080
   SJW Corp.....................................................................           6,769           160,358
 #*Synthesis Energy Systems, Inc................................................           1,418             2,184
   Unitil Corp..................................................................           4,716           130,303
                                                                                                   ---------------
Total Utilities.................................................................                        37,159,268
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                     3,012,066,232
                                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp..........................................           4,363             8,726
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..........      17,587,629        17,587,629
                                                                                                   ---------------


                                      1477

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@DFA Short Term Investment Fund..............................................     133,056,071   $   133,056,071
  @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by
    $1,505,861 U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
    $1,512,491) to be repurchased at $1,476,341.................................   $       1,476         1,476,333
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                       134,532,404
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,721,865,487)^^......................................................                   $ 3,164,194,991
                                                                                                   ===============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                        VALUATION INPUTS
                                    --------------------------------------------------------
                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                        LEVEL 1         LEVEL 2     LEVEL 3        Total
                                    --------------   ------------   -------   --------------
Common Stocks
   Consumer Discretionary........   $  532,981,520             --      --     $  532,981,520
   Consumer Staples..............      244,512,209             --      --        244,512,209
   Energy........................      463,351,034             --      --        463,351,034
   Financials....................      476,163,950             --      --        476,163,950
   Health Care...................      289,199,162             --      --        289,199,162
   Industrials...................      476,002,258   $      8,332      --        476,010,590
   Information Technology........      189,766,899             --      --        189,766,899
   Materials.....................      106,162,347             --      --        106,162,347
   Other.........................               --             54      --                 54
   Telecommunication Services....      196,759,199             --      --        196,759,199
   Utilities.....................       37,159,268             --      --         37,159,268
Preferred Stocks
   Consumer Discretionary........            8,726             --      --              8,726
Temporary Cash Investments.......       17,587,629             --      --         17,587,629
Securities Lending Collateral....               --    134,532,404      --        134,532,404
                                    --------------   ------------     ---     --------------
TOTAL............................   $3,029,654,201   $134,540,790      --     $3,164,194,991
                                    ==============   ============     ===     ==============

               See accompanying Notes to Schedules of Investments.


                                      1478

ORGANIZATION

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2012, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 -- quoted prices in active markets for identical securities

     . Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 -- significant unobservable inputs (including the Series's own assumptions in determining the fair value of investments)

     Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value


                                      1479
pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 for the period ended January 31, 2012.

FINANCIAL INSTRUMENTS

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2012.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments


                                      1480
and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At January 31, 2012, The Emerging Markets Small Cap Series had outstanding futures contracts (amounts in thousands):

                                                                                                                 APPROXIMATE
                                                               EXPIRATION   NUMBER OF   CONTRACT    UNREALIZED      CASH
                                               DESCRIPTION        DATE      CONTRACTS     VALUE    GAIN (LOSS)    COLLATERAL
                                            ----------------   ----------   ---------   --------   -----------   -----------
The Emerging Markets Small Cap Series....   S&P 500 EMini(R)   03/16/2012      120       $7,853        $177         $480

FEDERAL TAX COST

     At January 31, 2012, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series..................   $8,370,657,947
The DFA International Value Series...............    7,185,988,198
The Japanese Small Company Series................    1,857,054,550
The Asia Pacific Small Company Series............    1,054,297,417
The United Kingdom Small Company Series..........    1,131,039,934
The Continental Small Company Series.............    2,415,971,737
The Emerging Markets Series......................    1,762,060,953
The Emerging Markets Small Cap Series............    1,930,892,649
The Tax-Managed U.S. Marketwide Value Series.....    2,722,537,151

OTHER

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

     On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

     Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap


                                      1481

Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

     The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

     In May 2011, the Financial Accounting Standards board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.


                                      1482

                     DIMENSIONAL EMERGING MARKETS VALUE FUND


                                      1483

                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                             SCHEDULE OF INVESTMENTS

                                JANUARY 31, 2012
                                   (UNAUDITED)

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
COMMON STOCKS -- (88.3%)
BRAZIL -- (7.5%)
   Banco Alfa de Investimento SA.................................................          97,200   $       305,975
   Banco Santander Brasil SA.....................................................       1,443,917        13,387,967
   Banco Santander Brasil SA ADR.................................................      14,675,928       133,844,463
   Bematech SA...................................................................         507,000         1,239,062
  *BHG SA - Brazil Hospitality Group.............................................             914             8,370
   BM&F Bovespa SA...............................................................      30,436,745       191,449,077
   BR Malls Participacoes SA.....................................................       4,183,190        45,657,872
   BRF - Brasil Foods SA.........................................................         188,398         3,730,867
  #BRF - Brasil Foods SA ADR.....................................................       1,698,048        34,011,901
   Brookfield Incorporacoes SA...................................................       5,665,084        19,908,205
   Camargo Correa Desenvolvimento Imobiliario SA.................................         751,000         1,715,024
   Cia Providencia Industria e Comercio SA.......................................         314,000         1,108,848
   Cosan SA Industria e Comercio.................................................       1,791,581        28,988,092
   CR2 Empreendimentos Imobiliarios SA...........................................          99,200           303,755
   Cremer SA.....................................................................         259,070         2,327,953
   Duratex SA....................................................................         859,992         4,818,751
   Embraer SA ADR................................................................         894,220        24,519,512
   Eternit SA....................................................................         579,623         3,012,235
   Even Construtora e Incorporadora SA...........................................       3,010,056        12,404,077
   EZ Tec Empreendimentos e Participacoes SA.....................................         728,300         7,394,713
  *Fertilizantes Heringer SA.....................................................         273,200         1,790,373
   Fibria Celulose SA............................................................       1,275,664        10,404,196
  #Fibria Celulose SA Sponsored ADR..............................................       3,340,112        26,687,495
   Forjas Taurus SA..............................................................         224,056           243,651
   Gafisa SA.....................................................................       5,092,178        13,902,066
  #Gafisa SA ADR.................................................................       3,057,757        16,573,043
  *General Shopping Brasil SA....................................................         338,730         2,506,742
   Gerdau SA.....................................................................       1,860,396        14,694,062
  *Globex Utilidades SA..........................................................          42,731           425,549
  #Gol Linhas Aereas Inteligentes SA ADR.........................................          34,659           239,147
   Grendene SA...................................................................       1,136,145         5,527,262
   Guararapes Confeccoes SA......................................................          11,350           498,836
   Helbor Empreendimentos SA.....................................................          16,200           216,037
  *Hypermarcas SA................................................................       5,784,581        35,160,400
  *IdeiasNet SA..................................................................         708,930         1,164,508
   Iguatemi Empresa de Shopping Centers SA.......................................         290,660         6,190,166
   Industrias Romi SA............................................................         627,600         2,359,966
   Inepar SA Industria e Construcoes.............................................          26,528            39,476
  *JBS SA........................................................................      15,505,030        56,706,240
   JHSF Participacoes SA.........................................................       1,534,000         4,978,125
  *Kepler Weber SA...............................................................       4,157,400           547,277
  *Kroton Educacional SA.........................................................         341,936         4,031,526
  *Log-in Logistica Intermodal SA................................................         807,500         3,475,504
   M. Dias Branco SA.............................................................         113,300         3,001,101
  *Magnesita Refratarios SA......................................................       2,561,184         9,264,356
   Mahle-Metal Leve SA Industria e Comercio......................................           3,900           108,817
   Marfrig Alimentos SA..........................................................       3,498,948        16,060,876
   Metalfrio Solutions SA........................................................          97,900           319,946
   Minerva SA....................................................................         733,125         2,211,292
  *MPX Energia SA................................................................         240,600         6,458,413
   Multiplan Empreendimentos Imobiliarios SA.....................................         152,768         3,497,436
   Obrascon Huarte Lain Brasil SA................................................         127,200         4,585,810
   Paranapanema SA...............................................................       3,844,993         7,526,257
   PDG Realty SA Empreendimentos e Participacoes.................................       2,624,900        10,636,614
   Petroleo Brasileiro SA........................................................       1,190,298        18,332,715
  #Petroleo Brasileiro SA ADR....................................................      10,964,063       334,952,125
  *Plascar Participacoes Industriais SA..........................................       1,187,300         1,311,521
   Porto Seguro SA...............................................................         201,630         2,396,895


                                      1484

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Positivo Informatica SA......................................................         551,626   $     1,837,490
   Profarma Distribuidora de Produtos Farmaceuticos SA..........................         145,025           987,750
   Rodobens Negocios Imobiliarios SA............................................         306,101         1,874,588
   Rossi Residencial SA.........................................................       4,389,192        23,714,499
  *Sao Carlos Empreendimentos e Participacoes SA................................          78,200         1,118,038
   Sao Martinho SA..............................................................         598,132         6,901,523
   SLC Agricola SA..............................................................         458,451         4,198,269
  *Springs Global Participacoes SA..............................................         438,409           810,475
   Sul America SA...............................................................       1,211,885        12,207,633
  *Tereos Internacional SA......................................................         200,004           307,927
   Trisul SA....................................................................          91,961           151,058
   Triunfo Participacoes e Investimentos SA.....................................         155,400           779,135
   Usinas Siderurgicas de Minas Gerais SA.......................................       2,197,000        21,301,042
  *Vanguarda Agro SA............................................................       8,272,312         1,704,460
  *Viver Incorporadora e Construtora SA.........................................       2,715,125         3,247,832
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                     1,240,304,259
                                                                                                   ---------------
CHILE -- (1.6%)
   Almendral SA.................................................................         802,355           105,272
   Banco de Credito e Inversiones SA............................................         105,237         6,719,883
   Besalco SA...................................................................           2,076             3,315
   Cementos Bio-Bio SA..........................................................         665,307           852,611
   Cencosud SA..................................................................       3,035,959        17,263,466
   Cia General de Electricidad SA...............................................       1,054,399         5,683,803
   Cintac SA....................................................................         153,487            77,274
  *Compania Sud Americana de Vapores SA.........................................      48,455,324         9,761,047
   Corpbanca SA.................................................................   1,023,918,130        15,133,827
   Cristalerias de Chile SA.....................................................         264,624         2,503,055
   CTI Cia Tecno Industrial SA..................................................         488,163            34,626
   Embotelladora Andina SA Series A ADR.........................................          24,211           545,232
   Empresas CMPC SA.............................................................      16,433,563        65,423,365
   Empresas Copec SA............................................................       2,188,048        32,709,003
  *Empresas Hites SA............................................................         300,520           190,729
   Empresas Iansa SA............................................................      43,801,768         3,519,467
   Empresas La Polar SA.........................................................       2,473,110         1,098,713
   Enersis SA...................................................................      35,276,003        12,776,429
   Enersis SA Sponsored ADR.....................................................       3,131,254        57,333,261
   Gasco SA.....................................................................         155,648           965,676
   Grupo Security SA............................................................         983,156           329,985
   Inversiones Aguas Metropolitanas SA..........................................       5,216,461         8,140,268
  *Madeco SA....................................................................      64,288,076         3,006,474
   Masisa SA....................................................................      36,930,742         3,748,666
   Minera Valparaiso SA.........................................................           7,390           242,024
   Parque Arauco SA.............................................................       1,690,846         3,002,696
   PAZ Corp. SA.................................................................       1,226,166           543,494
   Ripley Corp. SA..............................................................       6,910,677         7,260,569
   Salfacorp SA.................................................................         404,433         1,069,493
   Sociedad Quimica y Minera de Chile SA Series A...............................          32,018         1,802,804
   Socovesa SA..................................................................       4,757,779         1,800,136
  *Sonda SA.....................................................................          38,589           105,068
   Soquimic Comercial SA........................................................         198,000            67,665
   Vina Concha Y Toro SA........................................................         160,507           342,791
   Vina Concha Y Toro SA Sponsored ADR..........................................           2,846           117,398
   Vina San Pedro Tarapaca SA...................................................      57,038,434           382,886
                                                                                                   ---------------
TOTAL CHILE.....................................................................                       264,662,471
                                                                                                   ---------------
CHINA -- (13.6%)
 #*361 Degrees International, Ltd...............................................         355,000           141,656
  *A8 Digital Music Holdings, Ltd...............................................         474,000            53,718
  #Agile Property Holdings, Ltd.................................................      13,434,000        14,931,083
 #*Agricultural Bank of China, Ltd. Series H....................................      17,814,000         8,796,945


                                      1485

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #Aluminum Corp. of China, Ltd. ADR............................................         276,693   $     3,367,354
   Aluminum Corp. of China, Ltd. Series H.......................................          28,000            13,638
   AMVIG Holdings, Ltd..........................................................       5,131,100         2,434,079
  #Angang Steel Co., Ltd. Series H..............................................      13,887,640         9,949,146
   Anhui Tianda Oil Pipe Co., Ltd. Series H.....................................       2,718,412           524,682
  #Anton Oilfield Services Group................................................      14,428,527         2,007,039
  #Asia Cement China Holdings Corp..............................................       6,739,500         3,257,901
   Asian Citrus Holdings, Ltd...................................................       5,365,000         2,915,363
  *AVIC International Holding HK, Ltd...........................................      20,490,285           659,511
   Bank of China, Ltd. Series H.................................................     803,391,331       342,308,955
   Bank of Communications Co., Ltd. Series H....................................      95,486,574        76,336,376
   Baoye Group Co., Ltd. Series H...............................................       1,761,120           808,877
  *BaWang International Group Holding, Ltd......................................       2,692,000           326,421
   Beijing Capital International Airport Co., Ltd. Series H.....................      23,343,599        12,072,150
   Beijing Capital Land, Ltd. Series H..........................................      15,289,060         3,448,330
  *Beijing Development HK, Ltd..................................................       1,545,000           242,995
   Beijing Enterprises Holdings, Ltd............................................       6,019,000        34,869,180
  #Beijing Jingkelong Co., Ltd. Series H........................................         207,000           174,605
   Beijing North Star Co., Ltd. Series H........................................       7,382,000         1,264,633
  *Beijing Properties Holdings, Ltd.............................................          62,000             3,393
  *Besunyen Holdings Co., Ltd...................................................         197,000            18,553
   Bosideng International Holdings, Ltd.........................................       3,924,000         1,112,179
 #*Brilliance China Automotive Holdings, Ltd....................................      14,532,000        15,533,721
  *BYD Electronic International Co., Ltd........................................      11,721,136         3,960,194
   C C Land Holdings, Ltd.......................................................      12,975,162         2,822,326
   Catic Shenzhen Holdings, Ltd. Series H.......................................       2,506,000         1,050,797
   Central China Real Estate, Ltd...............................................       7,493,350         1,638,159
   Centron Telecom International Holdings, Ltd..................................       3,090,945           477,464
  #Chaoda Modern Agriculture Holdings, Ltd......................................      37,445,412         5,311,200
  *Chigo Holding, Ltd...........................................................       3,192,000            73,206
  #China Aerospace International Holdings, Ltd..................................      32,058,000         2,477,339
  #China Agri-Industries Holdings, Ltd..........................................      17,106,000        13,867,977
  #China Aoyuan Property Group, Ltd.............................................      14,731,000         1,858,614
  #China Automation Group, Ltd..................................................       1,878,000           534,628
   China BlueChemical, Ltd. Series H............................................       9,594,878         7,280,419
  #China Chengtong Development Group, Ltd.......................................       4,982,000           198,789
  #China Citic Bank Corp., Ltd. Series H........................................      95,111,716        60,183,835
   China Coal Energy Co., Ltd. Series H.........................................      41,470,000        51,840,392
   China Communications Construction Co., Ltd. Series H.........................      65,814,327        61,165,430
  #China Communications Services Corp., Ltd. Series H...........................      28,927,072        12,882,317
   China Construction Bank Corp. Series H.......................................     153,591,940       122,393,989
  #China COSCO Holdings Co., Ltd. Series H......................................      28,661,000        16,310,847
  #China Dongxiang Group Co., Ltd...............................................      37,813,127         6,286,675
  *China Energine International Holdings, Ltd...................................       6,356,390           237,470
   China Everbright, Ltd........................................................      11,603,869        18,978,304
  *China Glass Holdings, Ltd....................................................         996,000           172,935
  *China Grand Forestry Green Resources Group, Ltd..............................       4,465,400           414,074
  #China Green Holdings, Ltd....................................................       6,645,800         1,886,552
   China Haidian Holdings, Ltd..................................................      20,559,108         2,225,512
  #China High Precision Automation Group, Ltd...................................         429,000           148,526
  #China High Speed Transmission Equipment Group Co., Ltd.......................      10,555,000         5,562,029
  #China Huiyuan Juice Group, Ltd...............................................       7,627,983         2,711,574
 #*China Lumena New Materials Corp..............................................      37,460,000         7,365,811
   China Merchants Holdings International Co., Ltd..............................       7,708,083        25,549,691
  *China Mining Resources Group, Ltd............................................      30,230,000           440,472
  #China Minsheng Banking Corp., Ltd. Series H..................................      47,642,500        44,156,513
  #China Molybdenum Co., Ltd. Series H..........................................       2,308,000         1,138,319
  #China National Materials Co., Ltd. Series H..................................       7,052,000         2,948,384
  *China Nickel Resources Holding Co., Ltd......................................       5,314,000           452,154
  *China Ocean Resources Co., Ltd...............................................          14,330            72,627
  *China Oil & Gas Group, Ltd...................................................      16,105,715         1,326,243


                                      1486

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
  #China Oriental Group Co., Ltd................................................          26,000   $         7,808
  #China Petroleum & Chemical Corp. ADR.........................................         993,796       119,404,589
   China Petroleum & Chemical Corp. Series H....................................     116,064,289       139,597,602
  #China Pharmaceutical Group, Ltd..............................................      12,996,000         3,134,689
  *China Properties Group, Ltd..................................................       6,795,000         2,048,531
 #*China Qinfa Group, Ltd.......................................................       4,076,000           885,997
   China Railway Construction Corp., Ltd. Series H..............................      29,320,514        19,012,292
 #*China Rare Earth Holdings, Ltd...............................................      17,725,000         3,876,901
  *China Renewable Energy Investment, Ltd.......................................       2,031,109            75,891
   China Resources Enterprise, Ltd..............................................       4,642,000        15,964,857
  #China Resources Land, Ltd....................................................      23,181,727        41,022,621
 #*China Rongsheng Heavy Industries Group Holdings, Ltd.........................       6,137,000         1,927,618
  *China Sanjiang Fine Chemicals Co., Ltd.......................................          43,000            11,249
  #China SCE Property Holdings, Ltd.............................................         949,000           189,603
   China Shanshui Cement Group, Ltd.............................................         223,000           163,908
 #*China Shipping Container Lines Co., Ltd. Series H............................      54,095,700        12,039,746
   China Shipping Development Co., Ltd. Series H................................      16,409,488        11,350,231
 #*China Singyes Solar Technologies Holdings, Ltd...............................         741,000           348,373
  #China South City Holdings, Ltd...............................................       4,802,462           668,340
   China Starch Holdings, Ltd...................................................      17,135,000           562,208
   China Sunshine Paper Holdings Co., Ltd.......................................         850,500            77,604
  *China Tontine Wines Group, Ltd...............................................         174,000            19,952
  #China Travel International Investment Hong Kong, Ltd.........................      47,809,631         8,984,720
  #China Unicom Hong Kong, Ltd..................................................       3,578,000         6,585,394
  #China Unicom Hong Kong, Ltd. ADR.............................................       7,316,862       135,142,441
 #*China Vanadium Titano - Magnetite Mining Co., Ltd............................       9,219,000         1,897,218
   China Wireless Technologies, Ltd.............................................         980,000           174,070
  #China Yurun Food Group, Ltd..................................................       3,317,000         5,476,563
  #China Zhongwang Holdings, Ltd................................................      19,968,154         8,002,154
 #*Chongqing Iron & Steel Co., Ltd. Series H....................................       6,734,000         1,049,754
   Chongqing Machinery & Electric Co., Ltd. Series H............................      15,582,000         3,130,294
  #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....................       2,977,000           892,440
  *CIMC Enric Holdings, Ltd.....................................................       1,714,000           706,152
  #Citic Pacific, Ltd...........................................................      16,793,000        32,122,008
  *Citic Resources Holdings, Ltd................................................      38,190,000         5,605,299
 #*Clear Media, Ltd.............................................................         641,000           275,124
  *Coastal Greenland, Ltd.......................................................       8,098,000           296,365
 #*Comtec Solar Systems Group, Ltd..............................................       3,128,000           571,235
   COSCO International Holdings, Ltd............................................      10,464,000         4,433,917
   COSCO Pacific, Ltd...........................................................      19,940,187        27,771,444
  *Coslight Technology International Group, Ltd.................................       1,250,000           312,305
  #Country Garden Holdings Co., Ltd.............................................      31,616,146        13,651,345
   CPMC Holdings, Ltd...........................................................       1,703,000           799,951
   DaChan Food Asia, Ltd........................................................       3,035,000           524,015
   Dalian Port (PDA) Co., Ltd. Series H.........................................      13,694,000         3,211,619
  *Daqing Dairy Holdings, Ltd...................................................          34,000             6,570
  *DBA Telecommunication Asia Holdings, Ltd.....................................       2,544,000           837,723
  #Dynasty Fine Wines Group, Ltd................................................       8,840,600         2,096,256
   Embry Holdings, Ltd..........................................................         412,000           223,116
  #Evergrande Real Estate Group, Ltd............................................       5,160,000         2,444,927
  *Evergreen International Holdings, Ltd........................................          42,000            10,174
   Fantasia Holdings Group Co., Ltd.............................................       4,574,515           477,389
   First Tractor Co., Ltd. Series H.............................................       3,192,000         3,279,159
  #Fosun International, Ltd.....................................................      13,151,244         8,056,148
  #Franshion Properties China, Ltd..............................................      40,338,580         9,815,658
  #Geely Automobile Holdings, Ltd...............................................      17,370,000         5,149,593
  #Global Bio-Chem Technology Group Co., Ltd....................................      34,646,360         7,755,227
  *Global Sweeteners Holdings, Ltd..............................................      10,168,350         1,179,013
 #*Glorious Property Holdings, Ltd..............................................      31,319,000         5,001,446
   Goldbond Group Holdings, Ltd.................................................       1,830,000            73,044
  *Golden Meditech Holdings, Ltd................................................      11,139,679         1,549,578


                                      1487

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Goldlion Holdings, Ltd.......................................................       1,105,000   $       424,023
  #Great Wall Motor Co., Ltd. Series H..........................................       7,943,000        13,577,776
  #Great Wall Technology Co., Ltd. Series H.....................................       7,348,035         1,655,082
   Greentown China Holdings, Ltd................................................       7,648,591         3,423,706
   Guangshen Railway Co., Ltd...................................................         480,000           175,006
  #Guangshen Railway Co., Ltd. Sponsored ADR....................................         426,392         7,785,918
   Guangzhou Automobile Group Co., Ltd. Series H................................      27,145,572        29,444,240
   Guangzhou Investment Co., Ltd................................................      63,262,170        10,829,588
   Guangzhou Pharmaceutical Co., Ltd. Series H..................................       1,396,000         1,094,436
  #Guangzhou R&F Properties Co., Ltd. Series H..................................      12,575,914        12,300,246
   Hainan Meilan International Airport Co., Ltd. Series H.......................       1,711,000         1,277,273
   Harbin Electric Co., Ltd. Series H...........................................      10,025,474         9,685,111
  *Heng Tai Consumables Group, Ltd..............................................      47,266,797         2,102,056
  #Hidili Industry International Development, Ltd...............................      14,614,000         5,450,333
  #HKC Holdings, Ltd............................................................      33,965,878         1,202,358
 #*Honghua Group, Ltd...........................................................      14,874,970         1,589,755
  #Hopson Development Holdings, Ltd.............................................      10,562,000         6,463,981
   Hua Han Bio-Pharmaceutical Holdings, Ltd.....................................      13,764,104         2,452,176
 #*Hunan Nonferrous Metal Corp., Ltd. Series H..................................       8,438,000         2,477,294
   Huscoke Resources Holdings, Ltd..............................................      15,398,000           279,698
   Industrial & Commercial Bank of China, Ltd. Series H.........................      37,221,996        26,043,689
   Inspur International, Ltd....................................................      30,251,713           954,248
   Jingwei Textile Machinery Co., Ltd. Series H.................................         520,000           252,391
   Ju Teng International Holdings, Ltd..........................................      10,492,249         1,366,164
  *Kai Yuan Holdings, Ltd.......................................................      61,340,000         1,471,062
 #*Kaisa Group Holdings, Ltd....................................................      10,101,632         2,043,592
   Kasen International Holdings, Ltd............................................       1,885,000           268,372
   Kingboard Chemical Holdings, Ltd.............................................       7,595,871        26,102,878
  #Kingboard Laminates Holdings, Ltd............................................       3,712,500         1,975,799
   Kingway Brewery Holdings, Ltd................................................       3,196,000           985,209
  #KWG Property Holding, Ltd....................................................      19,063,000         7,881,808
   Lai Fung Holdings, Ltd.......................................................      22,212,280           543,623
  #Lee & Man Paper Manufacturing, Ltd...........................................       8,574,000         3,498,524
   Lijun International Pharmaceutical Holding, Ltd..............................       8,270,046         1,055,652
  #Lingbao Gold Co., Ltd. Series H..............................................       2,990,000         1,319,619
   Loudong General Nice Resources China Holdings, Ltd...........................      17,994,000         1,415,334
  #Maanshan Iron & Steel Co., Ltd. Series H.....................................      26,030,000         8,978,519
  *Maoye International Holdings, Ltd............................................          54,000            13,070
  *Media China Corp., Ltd.......................................................       3,711,250            39,071
  #Metallurgical Corp of China, Ltd. Series H...................................      18,574,659         4,327,791
   Min Xin Holdings, Ltd........................................................       1,546,000           817,033
  *Mingyuan Medicare Development Co., Ltd.......................................      37,060,264         1,264,779
  #Minmetals Land, Ltd..........................................................      19,357,205         2,142,818
  *Minmetals Resources, Ltd.....................................................       5,364,000         2,515,636
   Minth Group, Ltd.............................................................       2,906,000         3,131,474
  *Nan Hai Corp, Ltd............................................................      31,450,000           137,769
   NetDragon Websoft, Inc.......................................................       1,739,500         1,011,682
   New World China Land, Ltd....................................................      24,342,600         5,893,997
   New World Department Store China, Ltd........................................          23,000            13,957
  #Nine Dragons Paper Holdings, Ltd.............................................      14,060,000         9,461,962
 #*O-Net Communications Group, Ltd..............................................          75,000            20,171
 #*Oriental Ginza Holdings, Ltd.................................................       1,037,000            49,589
  *Overseas Chinese Town Asia Holdings, Ltd.....................................           2,000               579
 #*Peak Sport Products Co., Ltd.................................................       3,112,000           681,269
  *PetroAsian Energy Holdings, Ltd..............................................      42,498,084         1,071,802
   PetroChina Co., Ltd. ADR.....................................................          23,074         3,357,267
  #Poly Hong Kong Investment, Ltd...............................................      24,419,488        12,160,583
  *Pou Sheng International Holdings, Ltd........................................       8,557,529         1,070,410
   Powerlong Real Estate Holdings, Ltd..........................................       1,496,000           198,751
  #Prosperity International Holdings HK, Ltd....................................      18,340,000         1,039,145
   Qin Jia Yuan Media Services Co., Ltd.........................................      10,447,250           231,260


                                      1488

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
   Qingling Motors Co., Ltd. Series H...........................................      12,466,000   $     3,454,952
   Qunxing Paper Holdings Co., Ltd..............................................       5,020,071         1,329,358
  #Real Gold Mining, Ltd........................................................       3,137,500         3,564,192
  #Real Nutriceutical Group, Ltd................................................       5,818,000         2,009,780
   Regent Manner International, Ltd.............................................         436,000           105,074
  #Renhe Commercial Holdings Co., Ltd...........................................       2,858,000           338,650
   REXLot Holdings, Ltd.........................................................      83,281,150         5,557,648
  *Royale Furniture Holdings, Ltd...............................................       1,990,375           556,804
   Samson Holding, Ltd..........................................................       7,320,452           848,299
  *Semiconductor Manufacturing International Corp...............................     143,032,000         7,538,231
  *Semiconductor Manufacturing International Corp. ADR..........................       1,331,701         3,435,789
  #Shandong Chenming Paper Holdings, Ltd. Series H..............................       3,534,818         1,715,294
   Shandong Molong Petroleum Machinery Co., Ltd. Series H.......................          41,013            24,475
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H............................         984,000           260,709
   Shanghai Industrial Holdings, Ltd............................................       8,282,918        26,455,354
  *Shanghai Industrial Urban Development Group, Ltd.............................      11,246,000         2,366,300
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.............      16,772,000         2,289,983
   Shanghai Prime Machinery Co., Ltd. Series H..................................       8,440,000         1,412,992
  *Shanghai Zendai Property, Ltd................................................      18,545,000           319,889
   Shengli Oil & Gas Pipe Holdings, Ltd.........................................       4,507,500           464,146
   Shenzhen International Holdings, Ltd.........................................      98,222,500         6,706,711
   Shenzhen Investment, Ltd.....................................................      33,981,494         7,094,579
  #Shimao Property Holdings, Ltd................................................      21,945,535        22,459,786
   Shougang Concord Century Holdings, Ltd.......................................       7,134,299           330,681
   Shougang Concord International Enterprises Co., Ltd..........................      63,908,208         4,443,995
   Shougang Fushan Resources Group, Ltd.........................................      38,944,594        15,636,335
  #Shui On Land, Ltd............................................................      38,010,704        13,261,251
  #Silver Grant International Industries, Ltd...................................      20,056,804         4,493,859
  #SIM Technology Group, Ltd....................................................       8,964,000           703,501
 #*Sino Oil & Gas Holdings, Ltd.................................................      82,725,000         2,875,033
  *Sino Prosper State Gold Resources Holdings, Ltd..............................      87,450,000           977,053
 #*Sino Union Energy Investment Group, Ltd......................................      43,280,000         2,730,498
   SinoCom Software Group, Ltd..................................................       1,160,000            98,699
  #Sinofert Holdings, Ltd.......................................................      31,504,000         9,065,348
  *Sinolink Worldwide Holdings, Ltd.............................................      17,370,508         1,410,629
   SinoMedia Holding, Ltd.......................................................       2,952,139           953,766
  #Sino-Ocean Land Holdings, Ltd................................................      41,807,377        21,503,807
  #Sinopec Kantons Holdings, Ltd................................................       8,856,300         5,111,063
  #Sinotrans Shipping, Ltd......................................................      15,580,916         4,010,772
   Sinotrans, Ltd. Series H.....................................................      23,891,000         4,931,692
  #Sinotruk Hong Kong, Ltd......................................................       8,568,335         4,834,375
  #Skyworth Digital Holdings, Ltd...............................................      22,712,555         9,771,280
  *SMI Corp., Ltd...............................................................       2,700,000            87,126
  #Soho China, Ltd..............................................................      26,383,888        17,305,057
  #Solargiga Energy Holdings, Ltd...............................................       6,826,486           764,017
  #SPG Land Holdings, Ltd.......................................................       3,332,575           609,523
  #SRE Group, Ltd...............................................................      35,062,000         1,693,234
   Sunny Optical Technology Group Co., Ltd......................................       3,742,000           886,264
   Tak Sing Alliance Holdings, Ltd..............................................       3,394,391           266,509
   TCC International Holdings, Ltd..............................................      12,223,056         4,419,527
 #*TCL Multimedia Technology Holdings, Ltd......................................       8,800,200         3,230,795
   Texhong Textile Group, Ltd...................................................       1,540,000           368,683
  #Tian An China Investments Co., Ltd...........................................       7,019,000         3,578,151
   Tiangong International Co., Ltd..............................................      11,027,944         2,226,534
   Tianjin Port Development Holdings, Ltd.......................................       6,985,657           978,974
  #Tianneng Power International, Ltd............................................       7,890,280         3,474,796
   Tomson Group, Ltd............................................................       2,947,206           782,312
  *Tong Ren Tang Technologies Co., Ltd. Series H................................          32,000            35,333
   TPV Technology, Ltd..........................................................       4,900,496         1,249,193
   Travelsky Technology, Ltd. Series H..........................................      16,861,500         9,318,352
  #Truly International Holdings, Ltd............................................      20,811,500         3,563,200


                                      1489

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
CHINA -- (Continued)
 #*VODone, Ltd..................................................................      30,252,000   $     4,360,563
   Wasion Group Holdings, Ltd...................................................       5,125,291         2,059,730
   Weiqiao Textile Co., Ltd. Series H...........................................       7,255,500         3,737,780
 #*West China Cement, Ltd.......................................................      10,222,000         1,698,543
   Wuyi International Pharmaceutical Co., Ltd...................................       3,925,000           227,630
   Xiamen International Port Co., Ltd. Series H.................................      13,936,000         2,119,095
  #Xingda International Holdings, Ltd...........................................       8,397,000         3,312,948
   Xinhua Winshare Publishing & Media Co., Ltd. Series H........................       4,927,000         2,216,752
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H...........................       8,870,000         2,775,420
  *Xiwang Sugar Holdings Co., Ltd...............................................       9,346,736         1,372,935
  *XTEP International Holdings, Ltd.............................................         828,500           271,246
  *Yantai North Andre Juice Co. Series H........................................         305,000            10,414
   Yip's Chemical Holdings, Ltd.................................................         200,000           150,808
 #*Youyuan International Holdings, Ltd..........................................           2,663               661
  *Yuzhou Properties Co.........................................................         248,000            60,707
 #*Zhejiang Glass Co., Ltd. Series H............................................         437,000                --
  *Zhong An Real Estate, Ltd....................................................       4,524,800           654,515
                                                                                                   ---------------
TOTAL CHINA.....................................................................                     2,245,754,091
                                                                                                   ---------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S......................................................................         124,647         5,042,909
   Komercni Banka A.S...........................................................          19,588         3,753,253
   Pegas Nonwovens SA...........................................................         141,414         3,270,170
   Telefonica Czech Republic A.S................................................       1,037,226        20,683,181
  *Unipetrol A.S................................................................       1,436,781        12,780,174
                                                                                                   ---------------
TOTAL CZECH REPUBLIC............................................................                        45,529,687
                                                                                                   ---------------
HUNGARY -- (0.5%)
  *Danubius Hotel & Spa P.L.C...................................................         136,180         1,817,249
  *Egis Pharmaceuticals P.L.C...................................................          55,527         4,083,516
  *Fotex Holding SE Co., Ltd....................................................         899,183         1,180,435
  *MOL Hungarian Oil & Gas P.L.C................................................         219,222        18,365,472
  #OTP Bank P.L.C...............................................................       3,060,332        54,898,882
  *PannErgy P.L.C...............................................................         183,096           561,396
   Tisza Chemical Group P.L.C...................................................         236,690         2,343,501
                                                                                                   ---------------
TOTAL HUNGARY...................................................................                        83,250,451
                                                                                                   ---------------
INDIA -- (8.0%)
   Aban Offshore, Ltd...........................................................         238,529         2,144,684
   ABG Shipyard, Ltd............................................................         244,227         1,906,854
   Aditya Birla Nuvo, Ltd.......................................................         439,590         7,235,530
   Ajmera Realty & Infra India, Ltd.............................................          50,552           124,522
   Akzo Nobel India, Ltd........................................................          49,338           799,613
   Alembic Pharmaceuticals, Ltd.................................................         619,600           478,688
  *Alembic, Ltd.................................................................         619,600           226,915
   Allahabad Bank, Ltd..........................................................       1,322,551         4,311,152
   Alok Industries, Ltd.........................................................       3,717,329         1,503,006
   Amara Raja Batteries, Ltd....................................................          19,236            83,890
   Ambuja Cements, Ltd..........................................................       3,918,488        12,714,166
   Amtek Auto, Ltd..............................................................       1,037,946         2,279,955
   Anant Raj Industries, Ltd....................................................       1,219,432         1,497,203
  *Andhra Bank, Ltd.............................................................       1,979,123         4,083,290
   Ansal Properties & Infrastructure, Ltd.......................................         598,206           403,519
  *Apollo Hospitals Enterprise, Ltd.............................................         367,830         4,473,086
   Apollo Tyres, Ltd............................................................       1,676,970         2,451,595
  *Arvind, Ltd..................................................................       1,526,154         2,973,988
  *Ashok Leyland, Ltd...........................................................      17,481,814         9,672,232
   Asian Hotels East, Ltd.......................................................           1,050             6,355
   Aurobindo Pharma, Ltd........................................................       1,258,812         2,916,961
   Axis Bank, Ltd...............................................................         243,981         5,287,799


                                      1490

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Bajaj Finance, Ltd...........................................................          93,989   $     1,426,318
   Bajaj Finserv, Ltd...........................................................           2,123            19,281
   Bajaj Hindusthan, Ltd........................................................       4,079,964         2,851,358
   Bajaj Holdings & Investment, Ltd.............................................         350,953         4,773,736
   Balkrishna Industries, Ltd...................................................          22,245            86,827
   Ballarpur Industries, Ltd....................................................       3,776,483         1,768,057
   Balmer Lawrie & Co., Ltd.....................................................          61,792           660,473
   Balrampur Chini Mills, Ltd...................................................       2,395,121         2,349,617
   Bank of Baroda...............................................................         797,959        12,124,177
   Bank of India................................................................       1,545,636        10,741,251
   Bank of Maharashtra, Ltd.....................................................       1,320,264         1,272,426
   BASF India, Ltd..............................................................             632             6,439
   BEML, Ltd....................................................................         190,772         2,044,825
   Bengal & Assam Co., Ltd......................................................           9,237            40,389
  *BGR Energy Systems, Ltd......................................................         157,715           735,830
   Bhushan Steel, Ltd...........................................................       1,046,329         7,473,470
   Birla Corp., Ltd.............................................................         117,478           637,710
   Bl Kashyap & Sons, Ltd.......................................................         112,932            30,166
   Bombay Dyeing & Manufacturing Co., Ltd.......................................         125,117         1,059,724
   Bombay Rayon Fashions, Ltd...................................................          66,045           349,302
   Brigade Enterprises, Ltd.....................................................           5,099             6,326
  *Cairn India, Ltd.............................................................       3,309,459        22,693,255
   Canara Bank..................................................................       1,266,616        12,036,589
   Central Bank of India........................................................       2,536,941         4,344,028
   Century Enka, Ltd............................................................           1,913             4,449
   Century Textiles & Industries, Ltd...........................................         692,091         3,907,091
   Chambal Fertilizers & Chemicals, Ltd.........................................       1,344,619         2,299,777
  *Cholamandalam Investment & Finance Co., Ltd..................................          11,397            34,950
   City Union Bank, Ltd.........................................................       1,232,912         1,080,097
  *Coromandel International, Ltd................................................          72,717           390,654
   Corporation Bank.............................................................         232,478         1,942,903
  *Cranes Software International, Ltd...........................................         127,339             7,453
   Dalmia Bharat Enterprises, Ltd...............................................         159,852           416,909
   Dalmia Cement (Bharat), Ltd..................................................         130,837            37,936
  *DB Realty, Ltd...............................................................         902,387         1,129,453
   DCM Shriram Consolidated, Ltd................................................         216,466           186,031
  *Deccan Chronicle Holdings, Ltd...............................................         507,992           443,750
   Deepak Fertilizers & Petrochemicals Corp., Ltd...............................         424,886         1,193,128
   Dena Bank....................................................................          99,442           136,014
  *Development Credit Bank, Ltd.................................................       1,868,686         1,624,307
   Dewan Housing Finance Corp., Ltd.............................................         115,020           544,511
   Dhanalakshmi Bank, Ltd.......................................................         470,051           564,718
   Dishman Pharmaceuticals & Chemicals, Ltd.....................................          89,818            93,628
   DLF, Ltd.....................................................................       5,112,489        22,237,318
  *Dredging Corp. of India, Ltd.................................................          61,914           368,874
   E.I.D. - Parry (India), Ltd..................................................         743,208         3,106,509
   Edelweiss Financial Services, Ltd............................................       1,123,000           751,919
   Educomp Solutions, Ltd.......................................................         523,312         2,276,273
   Eicher Motors, Ltd...........................................................          41,089         1,392,042
   EIH, Ltd.....................................................................         872,785         1,555,763
   Elder Pharmaceuticals, Ltd...................................................         136,186           945,524
   Electrosteel Casings, Ltd....................................................         723,522           283,548
   Elgi Equipments, Ltd.........................................................          35,934            50,375
   Era Infra Engineering, Ltd...................................................         650,676         1,789,511
   Escorts, Ltd.................................................................       1,272,669         2,092,673
  *Essar Ports, Ltd.............................................................         586,604           713,385
  *Essar Shipping, Ltd..........................................................         288,928           177,932
   Essel Propack, Ltd...........................................................         750,981           501,243
   Everest Kanto Cylinder, Ltd..................................................         351,825           259,977
  *Everonn Education, Ltd.......................................................           3,876            21,823
   FAG Bearings (India), Ltd....................................................             500            12,075


                                      1491

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   FDC, Ltd.....................................................................         131,817   $       218,471
  *Federal Bank, Ltd............................................................       1,716,368        13,835,472
  *Federal-Mogul Goetze (India), Ltd............................................           8,496            41,545
   Financial Technologies (India), Ltd..........................................         125,565         1,830,143
   Finolex Cables, Ltd..........................................................         530,760           356,261
   Finolex Industries, Ltd......................................................         695,629           747,402
  *Fortis Healthcare India, Ltd.................................................         826,012         1,743,468
   Future Capital Holdings, Ltd.................................................         109,634           290,992
   GAIL India, Ltd..............................................................         523,189         3,938,492
   Gammon India, Ltd............................................................         411,248           431,240
   Gateway Distriparks, Ltd.....................................................         239,619           624,987
   Geodesic, Ltd................................................................         615,394           582,864
   Geojit BNP Paribas Financial Services, Ltd...................................           9,369             3,449
   Gitanjali Gems, Ltd..........................................................         513,757         3,219,183
   Godawari Power & Ispat, Ltd..................................................          12,722            25,637
   Godfrey Phillips India, Ltd..................................................             784            46,456
   Graphite India, Ltd..........................................................         502,507           760,775
   Grasim Industries, Ltd.......................................................          15,142           803,797
   Great Eastern Shipping Co., Ltd..............................................         942,893         4,422,419
   Great Offshore, Ltd..........................................................          47,996            90,478
  *GTL Infrastructure, Ltd......................................................       2,481,649           599,467
   Gujarat Alkalies & Chemicals, Ltd............................................         421,803         1,155,456
   Gujarat Fluorochemicals, Ltd.................................................         222,534         2,186,334
   Gujarat Narmada Valley Fertilizers Co., Ltd..................................         647,256         1,096,282
   Gujarat NRE Coke, Ltd........................................................         660,595           297,394
   Gujarat State Fertilizers & Chemicals, Ltd...................................         445,889         3,390,091
   Gulf Oil Corp., Ltd..........................................................         194,724           260,942
   HBL Power Systems, Ltd.......................................................         430,244           144,430
   HCL Infosystems, Ltd.........................................................         753,914           709,553
   HEG, Ltd.....................................................................         136,218           528,493
  *HeidelbergCement India, Ltd..................................................         541,608           368,720
  *Hexa Tradex, Ltd.............................................................         348,084           246,394
   Hexaware Technologies, Ltd...................................................       2,847,378         4,872,545
   Hikal, Ltd...................................................................           2,987            16,743
   Hindalco Industries, Ltd.....................................................      13,995,859        41,353,596
   Hinduja Global Solutions, Ltd................................................          63,466           414,696
   Hinduja Ventures, Ltd........................................................          68,545           492,594
   Hindustan Construction Co., Ltd..............................................       6,104,087         2,905,021
   Hotel Leelaventure, Ltd......................................................       1,357,335           940,286
  *Housing Development & Infrastructure, Ltd....................................       2,859,933         4,585,401
   HSIL, Ltd....................................................................         130,310           338,876
   ICICI Bank, Ltd..............................................................         919,070        16,695,573
  #ICICI Bank, Ltd. Sponsored ADR...............................................       3,805,302       137,789,985
   ICSA (India), Ltd............................................................         280,681           177,253
   IDBI Bank, Ltd...............................................................       2,831,993         5,789,698
  *Idea Cellular, Ltd...........................................................       8,283,772        15,864,621
   IFCI, Ltd....................................................................       7,149,198         4,131,056
   India Cements, Ltd...........................................................       2,622,260         4,262,197
   India Infoline, Ltd..........................................................       2,442,911         2,620,866
   Indiabulls Financial Services, Ltd...........................................       1,828,506         6,673,666
  *Indiabulls Infrastructure and Power, Ltd.....................................      10,676,959         1,671,345
   Indiabulls Real Estate, Ltd..................................................       3,619,308         5,193,275
   Indian Bank..................................................................       1,190,634         5,355,216
   Indian Hotels Co., Ltd.......................................................       3,540,025         4,693,398
   Indian Overseas Bank.........................................................       1,793,529         3,176,734
   Indo Rama Synthetics (India), Ltd............................................         180,172           125,268
   IndusInd Bank, Ltd...........................................................       1,091,668         6,431,503
   INEOS ABS India, Ltd.........................................................          28,114           341,037
   Infotech Enterprises, Ltd....................................................          21,152            57,722
   Infrastructure Development Finance Co., Ltd..................................       8,584,754        23,059,394
   ING Vysya Bank, Ltd..........................................................         289,910         1,960,759


                                      1492

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Ingersoll-Rand India, Ltd....................................................          28,609   $       264,107
   Ipca Laboratories, Ltd.......................................................         160,859           970,638
   ISMT, Ltd....................................................................         311,182           185,878
  *IVRCL Assets & Holdings, Ltd.................................................          46,934            36,290
   IVRCL Infrastructures & Projects, Ltd........................................       3,263,325         3,322,812
   J.B. Chemicals & Pharmaceuticals, Ltd........................................         373,888           514,839
   Jai Balaji Industries, Ltd...................................................          16,461            14,279
   Jai Corp., Ltd...............................................................         138,834           221,274
   Jaiprakash Associates, Ltd...................................................      12,455,278        17,534,172
   Jammu & Kashmir Bank, Ltd....................................................         269,770         4,502,786
  *Jaypee Infratech, Ltd........................................................         363,156           314,313
   JBF Industries, Ltd..........................................................          96,294           213,219
  *Jet Airways (India), Ltd.....................................................         244,572         1,232,837
   Jindal Poly Films, Ltd.......................................................         139,745           599,950
   Jindal Saw, Ltd..............................................................       1,903,677         5,462,983
  *Jindal Stainless, Ltd........................................................         746,050         1,124,859
   JK Cement, Ltd...............................................................          68,524           156,092
   JK Lakshmi Cement, Ltd.......................................................         215,508           205,397
   JK Tyre & Industries, Ltd....................................................          84,255           128,877
   JM Financial, Ltd............................................................       1,719,256           516,175
   JSW Energy, Ltd..............................................................       2,407,318         2,622,285
  *JSW ISPAT Steel, Ltd.........................................................       4,904,285         1,310,215
   JSW Steel, Ltd...............................................................       1,467,112        20,685,912
   Jubilant Industries, Ltd.....................................................          12,130            51,616
   Jubilant Organosys, Ltd......................................................         417,335         1,462,816
  *Jyothy Laboratories, Ltd.....................................................             382             1,265
   Jyoti Structures, Ltd........................................................           4,680             4,437
   K.S.B. Pumps, Ltd............................................................           7,582            28,246
  *Kakinada Fertilizers, Ltd....................................................       2,082,495           472,136
   Kalpataru Power Transmission, Ltd............................................          48,456           100,754
  *Kalyani Investment Co., Ltd..................................................           8,518            72,936
   Kalyani Steels, Ltd..........................................................          49,945            52,908
   Karnataka Bank, Ltd..........................................................       1,659,587         2,902,594
   Karur Vysya Bank, Ltd........................................................         294,278         2,241,204
   Karuturi Global, Ltd.........................................................       2,133,835           240,466
   KEC International, Ltd.......................................................          14,768            15,931
   Kesoram Industries, Ltd......................................................         187,382           458,488
   Kirloskar Industries, Ltd....................................................           8,838            47,059
   Kirloskar Oil Engines, Ltd...................................................         328,770           896,827
  *KSK Energy Ventures, Ltd.....................................................          10,787            13,024
   Lakshmi Machine Works, Ltd...................................................           4,697           151,846
   Lakshmi Vilas Bank, Ltd......................................................         384,784           676,681
  *Landmark Property Development Co., Ltd.......................................         201,134             9,118
   LIC Housing Finance, Ltd.....................................................       1,327,374         6,710,991
   Madhucon Projects, Ltd.......................................................         174,483           206,239
   Madras Cements, Ltd..........................................................         493,400         1,164,938
  *Mahanagar Telephone Nigam, Ltd...............................................       1,806,325         1,121,210
 #*Mahanagar Telephone Nigam, Ltd. ADR..........................................         100,249           122,304
   Maharashtra Scooters, Ltd....................................................           4,450            27,755
   Maharashtra Seamless, Ltd....................................................         183,063         1,260,000
   Mahindra & Mahindra Financial Services, Ltd..................................          30,754           440,580
   Mahindra Lifespace Developers, Ltd...........................................         135,781           790,285
   Manaksia, Ltd................................................................         147,412           157,079
   Maruti Suzuki India, Ltd.....................................................         262,121         6,253,734
  *Mastek, Ltd..................................................................          58,981           100,976
  *MAX India, Ltd...............................................................          62,495           204,765
   McLeod Russel (India), Ltd...................................................         707,622         2,684,255
  *Mercator Lines, Ltd..........................................................       2,387,994         1,171,388
  *Merck, Ltd...................................................................          29,241           362,194
   MindTree, Ltd................................................................          26,874           233,632
   Monnet Ispat, Ltd............................................................         151,994         1,481,976


                                      1493

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
  *Moser Baer (India), Ltd......................................................         586,170   $       211,207
  *Mphasis, Ltd.................................................................          37,279           284,105
   MRF, Ltd.....................................................................          17,453         2,787,765
   Mukand, Ltd..................................................................         237,046           152,578
   Nagarjuna Construction Co., Ltd..............................................       1,813,074         2,086,201
  *Nagarjuna Oil Refinery, Ltd..................................................       1,893,177           429,215
   Nahar Capital & Financial Services, Ltd......................................          18,244            17,136
   Nahar Spinning Mills, Ltd....................................................           6,026             7,027
   National Aluminium Co., Ltd..................................................         918,570         1,059,980
   Nava Bharat Ventures, Ltd....................................................          21,069            78,064
   NIIT Technologies, Ltd.......................................................         436,637         1,834,707
   NIIT, Ltd....................................................................       1,198,069         1,018,799
   NOCIL, Ltd...................................................................         410,986           140,829
   Noida Toll Bridge Co., Ltd...................................................         659,041           300,896
   OCL India, Ltd...............................................................          84,049           152,036
  *OMAXE, Ltd...................................................................         667,594         1,997,138
  *OnMobile Global, Ltd.........................................................          20,293            31,284
   Orbit Corp., Ltd.............................................................         431,838           407,683
   Orchid Chemicals & Pharmaceuticals, Ltd......................................         556,542         1,892,975
   Orient Paper & Industries, Ltd...............................................         335,647           350,103
   Oriental Bank of Commerce....................................................         843,629         4,358,227
  *Oswal Chemical & Fertilizers, Ltd............................................         481,366           489,323
   Panacea Biotec, Ltd..........................................................          68,042           120,916
  *Parsvnath Developers, Ltd....................................................       1,545,045         1,842,413
  *Patni Computer Systems, Ltd..................................................         750,275         7,054,835
 #*Patni Computer Systems, Ltd. ADR.............................................          55,441         1,023,995
   Peninsula Land, Ltd..........................................................         224,699           169,475
   Petronet LNG, Ltd............................................................       2,943,666         9,786,128
   Piramal Healthcare, Ltd......................................................         597,705         4,935,724
   Plethico Pharmaceuticals, Ltd................................................         199,399         1,470,549
   Polaris Financial Technology, Ltd............................................         396,842         1,144,702
   Polyplex Corp., Ltd..........................................................          22,174            84,351
   Power Finance Corp., Ltd.....................................................          16,793            57,516
  *Prism Cement, Ltd............................................................         487,572           420,128
   PSL, Ltd.....................................................................          21,802            27,056
   PTC (India), Ltd.............................................................       2,097,057         2,067,922
   Punj Lloyd, Ltd..............................................................       2,873,787         3,062,952
   Rain Commodities, Ltd........................................................       1,238,953           836,005
   Rajesh Exports, Ltd..........................................................         432,984         1,150,463
   Ranbaxy Laboratories, Ltd....................................................          86,065           782,156
   Raymond, Ltd.................................................................         340,181         2,347,349
   REI Agro, Ltd................................................................       3,861,168         1,138,412
   REI Six Ten Retail, Ltd......................................................         439,400           118,863
  *Reliance Broadcast Network, Ltd..............................................          16,864            18,477
   Reliance Capital, Ltd........................................................       1,332,296         9,662,007
   Reliance Communications, Ltd.................................................       7,699,434        15,364,848
   Reliance Industries, Ltd.....................................................      16,647,735       273,915,899
  *Reliance Industries, Ltd. Sponsored GDR......................................         107,000         3,541,700
  *Reliance Power, Ltd..........................................................       6,851,138        14,021,739
   Rolta (India), Ltd...........................................................       1,402,924         2,241,680
   Ruchi Soya Industries, Ltd...................................................       1,591,478         3,057,897
   Rural Electrification Corp., Ltd.............................................       3,320,368        12,737,410
   S. Kumars Nationwide, Ltd....................................................       1,585,339         1,064,358
  *SEAMEC, Ltd..................................................................          37,241            74,388
   Sesa Goa, Ltd................................................................       4,464,891        19,594,859
   Shipping Corp. of India, Ltd.................................................       1,505,553         1,996,127
   Shiv-Vani Oil & Gas Exploration Services, Ltd................................          91,757           377,966
   Shree Renuka Sugars, Ltd.....................................................       4,945,876         3,796,331
   Simplex Infrastructures, Ltd.................................................           1,570             6,111
   Sintex Industries, Ltd.......................................................       1,610,984         2,617,110
   SKF (India), Ltd.............................................................          10,054           123,332


                                      1494

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDIA -- (Continued)
   Sobha Developers, Ltd........................................................         489,167   $     2,538,064
   Sona Koyo Steering Systems, Ltd..............................................          64,698            17,635
   South Indian Bank, Ltd.......................................................       9,724,062         4,532,310
   SREI Infrastructure Finance, Ltd.............................................       1,470,670           970,079
   SRF, Ltd.....................................................................         266,306         1,461,832
   State Bank of Bikaner & Jaipur...............................................           4,972            36,564
   State Bank of India..........................................................       1,136,025        47,230,129
   State Bank of India Sponsored GDR............................................           5,732           478,306
   Steel Authority of India, Ltd................................................       5,465,207        11,208,739
   Sterling Biotech, Ltd........................................................       1,378,264           392,072
   Sterlite Industries (India), Ltd.............................................       5,746,256        13,312,210
  #Sterlite Industries (India), Ltd. ADR........................................       2,573,639        23,548,797
   Sterlite Technologies, Ltd...................................................       1,281,513         1,019,260
   Strides Arcolab, Ltd.........................................................         231,587         2,457,613
   Sundaram Finance, Ltd........................................................           5,730            65,835
   Sundram Fastners, Ltd........................................................          55,097            55,985
  *Suzlon Energy, Ltd...........................................................      12,199,536         6,882,476
   Syndicate Bank...............................................................       1,987,444         3,859,175
   Tamilnadu Newsprint & Papers, Ltd............................................          58,711           109,924
   Tanla Solutions, Ltd.........................................................          87,874            12,678
   Tata Chemicals, Ltd..........................................................       1,091,283         7,502,582
  #Tata Communications, Ltd. ADR................................................          30,720           282,010
   Tata Investment Corp., Ltd...................................................          59,975           533,582
   Tata Steel, Ltd..............................................................       5,110,167        46,494,063
   Tata Tea, Ltd................................................................       4,602,216        10,004,111
   TCI Developers, Ltd..........................................................           2,437             7,492
  *Teledata Marine Solutions, Ltd...............................................         267,258             3,935
   Time Technoplast, Ltd........................................................         498,379           495,661
   Titagarh Wagons, Ltd.........................................................         101,789           834,603
   Transport Corp of India, Ltd.................................................          68,548            92,431
   Trent, Ltd...................................................................          17,717           314,058
  *Trent, Ltd. Series B.........................................................           3,220            55,354
   Triveni Turbine, Ltd.........................................................         240,000           189,301
   Tube Investments of India, Ltd...............................................         638,438         1,521,531
   Tulip IT Services, Ltd.......................................................         365,416           811,558
   UCO Bank.....................................................................       2,760,403         3,826,321
   Uflex, Ltd...................................................................         440,201         1,177,347
   Unichem Laboratories, Ltd....................................................         199,000           570,759
   Union Bank of India, Ltd.....................................................         797,003         3,687,003
  *Unitech, Ltd.................................................................      17,601,093         9,257,438
   United Phosphorus, Ltd.......................................................       1,531,021         4,558,334
   Unity Infraprojects, Ltd.....................................................         132,583           101,495
   Usha Martin, Ltd.............................................................       1,332,972           845,470
  *Vardhman Special Steels, Ltd.................................................          19,609             8,328
   Vardhman Textiles, Ltd.......................................................          99,836           393,981
   Varun Shipping Co., Ltd......................................................         269,190            94,186
   Videocon Industries, Ltd.....................................................         891,313         3,142,674
   Videsh Sanchar Nigam, Ltd....................................................       1,053,665         4,806,180
   Vijaya Bank, Ltd.............................................................       2,079,121         2,344,045
   Voltamp Transformers, Ltd....................................................             724             7,453
   Walchandnagar Industries, Ltd................................................          36,885            68,347
   Welspun Corp., Ltd...........................................................       1,091,234         2,538,637
  *Wockhardt, Ltd...............................................................          27,242           208,568
   Zee Entertainment Enterprises, Ltd...........................................       2,368,381         6,110,105
  *Zee Learn, Ltd...............................................................         259,820            75,410
   Zuari Industries, Ltd........................................................         127,958         1,157,143
   Zylog Systems, Ltd...........................................................          26,158           231,002
                                                                                                   ---------------
TOTAL INDIA.....................................................................                     1,313,686,961
                                                                                                   ---------------
INDONESIA -- (3.2%)
   PT Adaro Energy Tbk..........................................................      15,554,500         3,157,344


                                      1495

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
   PT Adhi Karya Tbk............................................................       3,832,617   $       293,565
  *PT Agis Tbk..................................................................      56,930,500           771,205
   PT AKR Corporindo Tbk........................................................      18,744,400         7,596,364
   PT Aneka Tambang Tbk.........................................................      59,253,000        12,367,812
   PT Asahimas Flat Glass Tbk...................................................       5,277,000         4,045,065
   PT Astra Graphia Tbk.........................................................       4,213,000           472,070
   PT Astra International Tbk...................................................          30,696           268,785
  *PT Bakrie & Brothers Tbk.....................................................   1,049,002,750         5,824,018
   PT Bakrie Sumatera Plantations Tbk...........................................     147,628,500         4,744,278
  *PT Bakrie Telecom Tbk........................................................     284,378,000         8,056,786
  *PT Bakrieland Development Tbk................................................     499,946,020         7,592,721
   PT Bank Bukopin Tbk..........................................................      46,058,333         3,164,519
   PT Bank Danamon Indonesia Tbk................................................      31,437,554        15,790,696
   PT Bank Mandiri Tbk..........................................................      48,046,431        35,721,768
   PT Bank Negara Indonesia Persero Tbk.........................................     103,890,941        41,708,493
  *PT Bank Pan Indonesia Tbk....................................................     150,362,201        14,184,244
  *PT Bank Permata Tbk..........................................................         304,000            46,689
   PT Bank Tabungan Negara Tbk..................................................      30,350,862         4,044,506
  *PT Barito Pacific Tbk........................................................      12,789,500         1,093,417
  *PT Berlian Laju Tanker Tbk...................................................     128,161,466         2,794,177
   PT Bhakti Investama Tbk......................................................     264,162,700         7,909,631
  *PT Bisi International Tbk....................................................       1,803,500           182,055
   PT Budi Acid Jaya Tbk........................................................      15,362,000           426,242
  *PT Bumi Resources Minerals Tbk...............................................         169,000            10,504
   PT Bumi Resources Tbk........................................................     268,297,000        75,837,587
  *PT Bumi Serpong Damai Tbk....................................................       7,227,000           843,176
  *PT Central Proteinaprima Tbk.................................................     178,071,500         1,049,810
  *PT Charoen Pokphand Indonesia Tbk............................................      77,150,330        21,402,690
   PT Ciputra Development Tbk...................................................      88,813,000         5,620,243
   PT Ciputra Surya Tbk.........................................................      16,227,000         1,510,958
   PT Clipan Finance Indonesia Tbk..............................................       2,995,500           152,636
  *PT Darma Henwa Tbk...........................................................     243,824,442         2,270,253
  *PT Davomas Adabi Tbk.........................................................     139,739,500           775,776
   PT Elnusa Tbk................................................................      27,207,500           740,259
  *PT Energi Mega Persada Tbk...................................................     465,805,378        10,166,948
   PT Ever Shine Textile Tbk....................................................      19,342,215           355,002
   PT Gajah Tunggal Tbk.........................................................      16,764,500         5,388,334
   PT Global Mediacom Tbk.......................................................      96,486,000        11,892,379
   PT Gozco Plantations Tbk.....................................................      23,062,500           717,457
  *PT Great River International Tbk.............................................       1,788,000                --
   PT Gudang Garam Tbk..........................................................       6,511,000        41,200,501
  *PT Hero Supermarket Tbk......................................................          45,000            78,963
   PT Holcim Indonesia Tbk......................................................       9,832,000         2,429,508
  *PT Indah Kiat Pulp & Paper Corp. Tbk.........................................      30,998,500         4,403,946
   PT Indika Energy Tbk.........................................................      18,794,000         5,108,751
   PT Indofood Sukses Makmur Tbk................................................      47,424,000        25,294,983
   PT Indorama Synthetics Tbk...................................................          41,500             9,889
  *PT Intiland Development Tbk..................................................      12,408,500           344,333
   PT Japfa Comfeed Indonesia Tbk...............................................       4,842,250         2,203,837
   PT Jaya Real Property Tbk....................................................      25,528,000         5,963,159
  *PT Kawasan Industri Jababeka Tbk.............................................     238,192,500         4,859,517
   PT Lautan Luas Tbk...........................................................       2,102,000           212,198
   PT Lippo Karawaci Tbk........................................................     253,344,937        18,851,736
   PT Matahari Putra Prima Tbk..................................................      35,459,900         3,624,919
   PT Mayorah Indah Tbk.........................................................       8,681,072        13,692,084
   PT Medco Energi Internasional Tbk............................................      26,568,000         6,857,204
   PT Media Nusantara Citra Tbk.................................................      28,163,594         4,224,751
   PT Mitra Adiperkasa Tbk......................................................       2,711,500         1,715,825
  *PT Mitra International Resources Tbk.........................................      38,631,660           687,549
   PT Pabrik Kertas Tjiwi Kimia Tbk.............................................         200,500            46,767
  *PT Pan Brothers Tbk..........................................................          87,500             4,712


                                      1496

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
INDONESIA -- (Continued)
  *PT Panasia Indosyntec Tbk....................................................         403,200   $         8,521
  *PT Panin Financial Tbk.......................................................     210,366,000         3,431,975
   PT Panin Insurance Tbk.......................................................      30,688,500         1,563,775
  *PT Pembangunan Perumahan Persero Tbk.........................................          24,500             1,550
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........................      24,748,384         6,661,856
  *PT Polychem Indonesia Tbk....................................................      14,184,000           894,102
   PT Ramayana Lestari Sentosa Tbk..............................................      19,560,500         1,609,918
   PT Sampoerna Agro Tbk........................................................       8,878,441         3,103,655
   PT Samudera Indonesia Tbk....................................................         415,500           183,123
   PT Selamat Sempurna Tbk......................................................      15,274,000         2,865,523
  *PT Sentul City Tbk...........................................................     197,964,500         5,374,635
   PT Sinar Mas Agro Resources & Technology Tbk.................................       8,010,900         4,884,345
   PT Summarecon Agung Tbk......................................................      41,610,857         5,546,840
  *PT Sunson Textile Manufacturer Tbk...........................................       6,012,000           137,326
  *PT Surya Dumai Industri Tbk..................................................       5,145,000                --
   PT Surya Toto Indonesia Tbk..................................................          46,400           273,548
  *PT Suryainti Permata Tbk.....................................................      17,378,000           172,040
  *PT Tiga Pilar Sejahtera Food Tbk.............................................      10,211,722           538,431
   PT Timah Tbk.................................................................      28,624,900         5,967,260
  *PT Trias Sentosa Tbk.........................................................         184,000             8,674
   PT Trimegah Securities Tbk...................................................      34,298,000           379,630
  *PT Truba Alam Manunggal Engineering Tbk......................................     129,244,500           718,503
   PT Tunas Baru Lampung Tbk....................................................      13,307,000           884,554
   PT Tunas Ridean Tbk..........................................................      42,848,500         3,332,915
  *PT Ultrajaya Milk Industry & Trading Co. Tbk.................................      13,717,500         1,705,200
   PT Unggul Indah Cahaya Tbk...................................................         371,435            74,370
   PT Vale Indonesia Tbk........................................................      40,676,000        18,060,001
   PT Wijaya Karya Tbk..........................................................      23,499,002         1,852,556
                                                                                                   ---------------
TOTAL INDONESIA.................................................................                       533,040,420
                                                                                                   ---------------
ISRAEL -- (0.0%)
   Bank of Jerusalem, Ltd.......................................................          16,518            23,623
   Delta-Galil Industries, Ltd..................................................              --                 3
  *Electra Real Estate, Ltd.....................................................              --                --
  *Elron Electronic Industries, Ltd.............................................               1                 3
  *Feuchtwanger Investments, Ltd................................................          10,500                34
   Formula Systems (1985), Ltd..................................................              --                --
  *Formula Vision Technologies, Ltd.............................................              --                --
  *Israel Steel Mills, Ltd......................................................          97,000             1,011
  *Kardan Israel, Ltd...........................................................              --                --
  *Knafaim Holdings, Ltd........................................................          69,163           334,748
  *Koor Industries, Ltd.........................................................               1                11
   Liberty Properties, Ltd......................................................           2,533            24,147
   Mivtach Shamir Holdings, Ltd.................................................          41,934         1,175,620
  *Naphtha Israel Petroleum Corp., Ltd..........................................              --                 1
                                                                                                   ---------------
TOTAL ISRAEL....................................................................                         1,559,201
                                                                                                   ---------------
MALAYSIA -- (3.2%)
  *A&M Realty Berhad............................................................         603,400            91,238
   Adventa Berhad...............................................................          62,000            33,406
   Aeon Co. Berhad..............................................................          37,500            92,069
   Affin Holdings Berhad........................................................       9,611,900        10,097,162
   AirAsia Berhad...............................................................       8,824,500        10,282,125
  *Alam Maritim Resources Berhad................................................       3,339,600           822,463
   Alliance Financial Group Berhad..............................................      13,555,100        17,658,245
   Amcorp Properties Berhad.....................................................       1,047,267           161,732
   AMMB Holdings Berhad.........................................................      22,003,862        42,313,490
   Ann Joo Resources Berhad.....................................................       2,857,200         1,783,220
   APM Automotive Holdings Berhad...............................................       1,216,800         1,796,548
   Apollo Food Holdings Berhad..................................................         109,000           107,368
   Asas Dunia Berhad............................................................         252,800            87,087


                                      1497

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *Asia Pacific Land Berhad.....................................................       5,644,300   $       806,505
   Axiata Group Berhad..........................................................         211,150           324,014
   Bandar Raya Developments Berhad..............................................       4,118,800         3,219,470
   Batu Kawan Berhad............................................................       2,242,250        14,145,823
   Berjaya Assets Berhad........................................................         105,600            30,007
   Berjaya Corp. Berhad.........................................................      29,789,480         9,288,552
  *Berjaya Land Berhad..........................................................      13,220,000         4,081,462
  *Berjaya Media Berhad.........................................................         299,800            47,674
   BIMB Holdings Berhad.........................................................       4,485,100         3,123,402
   Bina Darulaman Berhad........................................................          57,800            22,448
   Bolton Berhad................................................................       1,288,000           351,310
   Boustead Holdings Berhad.....................................................       5,919,598        10,658,296
   Cahya Mata Sarawak Berhad....................................................       1,786,600         1,220,285
  *CB Industrial Product Holding Berhad.........................................         124,400           200,327
   Chemical Co. of Malaysia Berhad..............................................         311,000           153,380
   Chin Teck Plantations Berhad.................................................         304,700           891,634
   Coastal Contracts Berhad.....................................................       1,785,800         1,348,870
   CSC Steel Holdings Berhad....................................................       2,344,100         1,123,483
   Cycle & Carriage Bintang Berhad..............................................         241,300           250,229
  *Datuk Keramik Holdings Berhad................................................         127,000                --
   Dijaya Corp. Berhad..........................................................         931,800           413,060
   DRB-Hicom Berhad.............................................................      10,825,300        10,050,544
   Eastern & Oriental Berhad....................................................       9,659,115         5,289,624
   ECM Libra Avenue Berhad......................................................       7,346,426         1,943,269
   Esso (Malaysia) Berhad.......................................................       1,319,400         1,577,702
   Evergreen Fibreboard Berhad..................................................       3,145,726         1,085,045
   Faber Group Berhad...........................................................       2,153,600         1,223,967
   Far East Holdings Berhad.....................................................         388,800           933,137
  *Fountain View Development Berhad.............................................       2,573,200                --
   Gamuda Berhad................................................................       1,852,500         2,250,021
   Genting (Malaysia) Berhad....................................................       6,614,200         8,770,983
   Genting Plantations Berhad...................................................         400,300         1,236,045
   Glomac Berhad................................................................       3,936,000         1,079,620
   Goldis Berhad................................................................       3,016,125         1,893,286
  *Green Packet Berhad..........................................................       1,037,400           209,530
   GuocoLand (Malaysia) Berhad..................................................       1,288,100           372,488
   Hap Seng Consolidated Berhad.................................................      10,504,200         5,722,696
   Hap Seng Plantations Holdings Berhad.........................................       2,483,800         2,375,559
  *Ho Wah Genting Berhad........................................................         286,700            38,027
   Hong Leong Financial Group Berhad............................................       1,940,551         7,567,358
   Hong Leong Industries Berhad.................................................       1,225,800         1,733,908
  *Hubline Berhad...............................................................       4,627,900           129,313
   Hunza Properties Berhad......................................................       1,033,300           523,327
   Hwang-DBS (Malaysia) Berhad..................................................         908,700           687,723
   IGB Corp. Berhad.............................................................      13,254,490        11,797,907
   IJM Corp. Berhad.............................................................      19,208,780        36,202,214
   IJM Land Berhad..............................................................       4,179,000         3,009,315
   IJM Plantations Berhad.......................................................         424,500           459,926
  *Insas Berhad.................................................................       4,769,808           751,740
   Integrax Berhad..............................................................         910,200           385,707
  *Iris Corp. Berhad............................................................       1,343,400            77,062
  *Jaks Resources Berhad........................................................       4,464,300           871,007
   Jaya Tiasa Holdings Berhad...................................................       1,211,635         2,885,312
  *K & N Kenanga Holdings Berhad................................................       2,878,600           646,067
  *Karambunai Corp. Berhad......................................................      17,197,800           986,415
   Keck Seng (Malaysia) Berhad..................................................       2,517,800         3,427,125
   Kian Joo Can Factory Berhad..................................................       4,022,480         2,959,154
  *KIG Glass Industrial Berhad..................................................         260,000             2,564
   Kim Loong Resources Berhad...................................................         357,100           293,359
   Kinsteel Berhad..............................................................       7,612,800         1,374,021
   KLCC Property Holdings Berhad................................................       6,578,400         7,087,287


                                      1498

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
   KNM Group Berhad.............................................................      13,709,525   $     5,035,433
  *Knusford Berhad..............................................................          73,800            42,456
   KrisAssets Holdings Berhad...................................................         250,377           516,699
   KSL Holdings Berhad..........................................................         493,866           241,668
   KUB (Malaysia) Berhad........................................................       6,056,700         1,380,818
   Kulim (Malaysia) Berhad......................................................       9,703,300        14,028,905
   Kumpulan Fima Berhad.........................................................       2,156,200         1,444,638
  *Kumpulan Hartanah Selangor Berhad............................................         181,000            32,671
   Kumpulan Perangsang Selangor Berhad..........................................       1,343,900           520,016
   Kwantas Corp. Berhad.........................................................         246,000           206,665
  *Land & General Berhad........................................................         812,600           107,959
  *Landmarks Berhad.............................................................       4,118,808         1,541,658
   Latexx Partners Berhad.......................................................         207,500           134,726
  *Leader Universal Holdings Berhad.............................................       5,376,733         1,858,260
   Lingui Development Berhad....................................................       1,332,114           660,632
  *Lion Corp. Berhad............................................................       6,925,907           420,725
   Lion Diversified Holdings Berhad.............................................       4,064,800           513,632
   Lion Forest Industries Berhad................................................         177,500            90,345
   Lion Industries Corp. Berhad.................................................       7,627,281         3,705,014
   Mah Sing Group Berhad........................................................       1,933,600         1,307,218
  *Malayan Flour Mills Berhad...................................................         250,700           356,510
  *Malayan United Industries Berhad.............................................         200,244            14,482
   Malaysia Airports Holdings Berhad............................................         330,800           619,850
  *Malaysian Airlines System Berhad.............................................       3,795,300         2,097,064
   Malaysian Bulk Carriers Berhad...............................................       1,849,125         1,396,470
   Malaysian Pacific Industries Berhad..........................................         459,675           525,595
   Malaysian Resources Corp. Berhad.............................................          46,900            33,371
   MBM Resources Berhad.........................................................         889,633         1,103,027
   Media Prima Berhad...........................................................         103,800            87,242
   Mega First Corp. Berhad......................................................       1,101,700           629,868
  *Metro Kajang Holdings Berhad.................................................         780,008           476,813
  *Metroplex Berhad.............................................................         817,000                --
   MISC Berhad..................................................................       2,868,604         5,582,348
  *MK Land Holdings Berhad......................................................       9,637,500           980,206
   MMC Corp. Berhad.............................................................      11,913,180        10,955,172
   MNRB Holdings Berhad.........................................................       1,250,800         1,027,585
   Mudajaya Group Berhad........................................................       1,691,900         1,525,701
   Muhibbah Engineering Berhad..................................................       4,879,800         1,985,433
  *MUI Properties Berhad........................................................         139,700             6,412
  *Mulpha International Berhad..................................................      31,821,100         4,282,061
   MWE Holdings Berhad..........................................................         270,000           123,395
   Naim Holdings Berhad.........................................................       1,604,600           984,544
   NCB Holdings Berhad..........................................................       2,450,600         3,141,384
   Negri Sembilan Oil Palms Berhad..............................................         167,600           318,415
   NV Multi Corp. Berhad........................................................          49,710               436
   Oriental Holdings Berhad.....................................................       3,653,779         6,337,698
   Oriental Interest Berhad.....................................................         139,100            57,041
   OSK Holdings Berhad..........................................................       6,896,947         4,037,536
  *OSK Ventures International Berhad............................................         519,697            54,725
   P.I.E. Industrial Berhad.....................................................         323,600           431,745
   Pacific & Orient Berhad......................................................         283,730            87,494
   Panasonic Manufacturing (Malaysia) Berhad....................................         383,380         2,517,164
  *Paracorp Berhad..............................................................         252,000               828
   Paramount Corp. Berhad.......................................................         960,700           542,714
   PBA Holdings Berhad..........................................................       1,502,500           465,891
   Pelikan International Corp. Berhad...........................................       4,130,320         1,254,318
  *Perdana Petroleum Berhad.....................................................          80,500            19,412
  *Perisai Petroleum Teknologi Berhad...........................................       1,179,200           313,331
  *Permaju Industries Berhad....................................................         995,000            92,918
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad............................           6,800             8,308
  *Perwaja Holdings Berhad......................................................         211,300            54,785


                                      1499

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *Pharmaniaga Berhad...........................................................          84,243   $       143,174
   PJ Development Holdings Berhad...............................................       2,768,800           686,933
   POS (Malaysia) Berhad........................................................       2,365,217         2,182,927
   PPB Group Berhad.............................................................       7,004,966        38,970,040
   Press Metal Berhad...........................................................       2,351,481         1,460,187
  *Prime Utilities Berhad.......................................................          39,000             1,154
   Protasco Berhad..............................................................         282,200            86,102
   Proton Holdings Berhad.......................................................       3,963,100         7,034,883
   QSR Brands Berhad............................................................          56,800           120,976
  *Ramunia Holdings Berhad......................................................       1,670,100           208,295
   RCE Capital Berhad...........................................................       3,627,000           589,230
   RHB Capital Berhad...........................................................       7,802,759        18,253,265
   Salcon Berhad................................................................         280,300            48,787
   Sarawak Oil Palms Berhad.....................................................         596,220         1,204,976
   Scientex Berhad..............................................................         938,848           780,988
  *Scomi Group Berhad...........................................................      15,725,700         1,472,366
  *Scomi Marine Berhad..........................................................         709,000            90,829
   Selangor Dredging Berhad.....................................................       1,312,700           301,787
   Selangor Properties Berhad...................................................          25,400            28,036
   Shangri-La Hotels (Malaysia) Berhad..........................................         738,000           624,677
   Shell Refining Co. Federation of Malaysia Berhad.............................         217,100           691,801
   SHL Consolidated Berhad......................................................       1,008,700           412,831
   Sino Hua-An International Berhad.............................................       3,861,100           323,121
   Subur Tiasa Holdings Berhad..................................................         503,530           402,109
  *Sunway Berhad................................................................       8,333,745         6,838,655
   Supermax Corp. Berhad........................................................       4,058,200         2,849,366
   Suria Capital Holdings Berhad................................................         645,500           345,731
   Ta Ann Holdings Berhad.......................................................         347,252           651,358
   TA Enterprise Berhad.........................................................      16,619,200         3,329,855
   TA Global Berhad.............................................................       9,201,580           921,465
   TAHPS Group Berhad...........................................................          27,000            38,698
   Tan Chong Motor Holdings Berhad..............................................       4,689,700         6,609,411
  *Tanjung Offshore Berhad......................................................         137,600            38,164
   TDM Berhad...................................................................       1,834,000         2,818,440
  *Tebrau Teguh Berhad..........................................................       8,562,066         2,110,963
   TH Plantations Berhad........................................................          39,200            30,909
  *Time Dotcom Berhad...........................................................      23,324,600         5,240,381
   Tiong Nam Transport Holdings Berhad..........................................         113,500            38,685
   Tradewinds (Malaysia) Berhad.................................................       1,937,800         6,315,618
   Tradewinds Corp. Berhad......................................................       5,394,700         1,453,057
   Tradewinds Plantation Berhad.................................................          31,800            50,637
  *Trinity Corp. Berhad.........................................................      15,950,050           314,499
   TSH Resources Berhad.........................................................         852,800           551,647
   UAC Berhad...................................................................          77,398            73,599
  *UEM Land Holdings Berhad.....................................................       1,918,445         1,459,648
   UMW Holdings Berhad..........................................................       2,136,986         4,850,564
   Unico-Desa Plantations Berhad................................................       4,248,728         1,647,070
   Unisem (Malaysia) Berhad.....................................................       6,599,400         3,377,477
   United Malacca Berhad........................................................         877,200         1,959,723
   United Plantations Berhad....................................................         617,400         4,128,671
   VS Industry Berhad...........................................................       1,337,193           697,830
   Wah Seong Corp. Berhad.......................................................       2,860,211         1,944,431
   WCT Berhad...................................................................       4,281,200         3,303,367
   Wing Tai (Malaysia) Berhad...................................................       1,861,100           977,890
   WTK Holdings Berhad..........................................................       4,436,650         2,095,516
   Yeo Hiap Seng (Malaysia) Berhad..............................................         335,520           243,369
   YNH Property Berhad..........................................................       5,024,459         3,022,701
   YTL Cement Berhad............................................................         120,700           174,586
   YTL Corp. Berhad.............................................................      46,326,530        22,813,294
  *YTL Land & Development Berhad................................................         933,700           355,408


                                      1500

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MALAYSIA -- (Continued)
  *Zelan Berhad.................................................................       5,049,100   $       720,474
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                       525,767,799
                                                                                                   ---------------
MEXICO -- (5.6%)
  #Alfa S.A.B. de C.V. Series A.................................................       5,085,297        66,751,326
  #Alsea de Mexico S.A.B. de C.V................................................       2,361,638         2,663,481
  #Arca Continental S.A.B. de C.V...............................................       4,696,529        21,835,774
 #*Axtel S.A.B. de C.V..........................................................       8,862,734         3,066,643
   Bolsa Mexicana de Valores S.A. de C.V........................................       2,642,471         4,934,575
  *Carso Infraestructura y Construccion S.A.B. de C.V...........................         176,375           110,961
 #*Cemex S.A.B. de C.V. Sponsored ADR...........................................      15,386,196       104,779,995
  #Cia Minera Autlan S.A.B. de C.V. Series B....................................         895,728         1,082,370
  #Coca-Cola Femsa S.A.B. de C.V. Series L......................................          52,700           517,413
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.................................         284,134        27,845,132
  #Consorcio ARA S.A.B. de C.V. Series *........................................      11,510,022         3,894,338
 #*Controladora Comercial Mexicana S.A.B. de C.V. Series B......................       3,185,599         6,347,197
   Corp Actinver S.A.B. de C.V..................................................           3,700             3,054
 #*Corporacion GEO S.A.B. de C.V. Series B......................................       7,717,691        12,185,734
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B............       1,561,186           718,662
 #*Desarrolladora Homex S.A.B. de C.V...........................................       2,925,404         9,837,308
 #*Desarrolladora Homex S.A.B. de C.V. ADR......................................         115,455         2,332,191
  *Dine S.A.B. de C.V...........................................................       1,028,367           438,674
   El Puerto de Liverpool S.A.B. de C.V. Series 1...............................          19,900           152,676
   El Puerto de Liverpool S.A.B. de C.V. Series C-1.............................         304,527         2,327,509
  *Empaques Ponderosa S.A. de C.V. Series B.....................................          90,000             6,214
 #*Empresas ICA S.A.B. de C.V...................................................       5,569,162         9,075,349
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR....................................       1,118,155         7,268,008
  *Financiera Independencia S.A.B. de C.V.......................................          14,876             6,962
   Fomento Economico Mexicano S.A.B. de C.V.....................................       2,311,921        16,298,971
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR......................       2,486,580       175,353,622
  *Gruma S.A.B. de C.V. ADR.....................................................          15,222           133,801
 #*Gruma S.A.B. de C.V. Series B................................................       3,264,547         7,263,399
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........................         865,088         1,630,739
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR......................          46,146           691,267
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........................         636,889        23,864,231
  #Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B.....................       1,182,500         4,427,310
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........................         243,007        16,006,871
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B......................       1,182,364         7,801,329
   Grupo Carso S.A.B. de C.V. Series A-1........................................      10,574,593        31,640,783
  *Grupo Cementos de Chihuahua S.A.B. de C.V....................................       2,799,892         9,664,430
 #*Grupo Comercial Chedraui S.A. de C.V.........................................         810,830         1,990,668
 #*Grupo Famsa S.A.B. de C.V. Series A..........................................       2,280,804         2,029,854
  #Grupo Financiero Banorte S.A.B. de C.V. Series O.............................      20,917,740        83,452,059
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.............................      16,708,066        34,469,576
   Grupo Gigante S.A.B. de C.V. Series B........................................         471,076           831,442
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.............................         187,300           416,730
   Grupo Industrial Maseca S.A.B. de C.V. Series B..............................       2,726,500         3,065,563
  *Grupo Industrial Saltillo S.A.B. de C.V......................................       1,332,569         1,523,333
   Grupo Kuo S.A.B. de C.V. Series B............................................       2,038,967         3,511,927
   Grupo Mexico S.A.B. de C.V. Series B.........................................      26,180,374        83,055,866
  *Grupo Posadas S.A.B. de C.V. Series L........................................         356,000           428,267
  *Grupo Qumma S.A. de C.V. Series B............................................           5,301                73
 #*Grupo Simec S.A. de C.V. Series B............................................       1,630,332         4,177,741
  *Grupo Simec S.A. de C.V. Sponsored ADR.......................................          19,072           145,138
  #Industrias Bachoco S.A.B. de C.V. Series B...................................         906,150         1,520,435
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..............................             300             6,024
 #*Industrias CH S.A.B. de C.V. Series B........................................       3,079,892        11,488,660
 #*Inmuebles Carso S.A.B. de C.V. Series B-1....................................      10,258,893         8,264,351
  *Medica Sur S.A.B. de C.V. Series B...........................................           1,000             1,845
  *Megacable Holdings S.A.B. de C.V.............................................          70,794           146,649
 #*Minera Frisco S.A.B. de C.V. Series A-1......................................      10,090,093        45,882,709


                                      1501

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES          VALUE++
                                                                                   -------------   ---------------
MEXICO -- (Continued)
  *OHL Mexico S.A.B. de C.V.....................................................          63,444   $       102,608
 #*Organizacion Soriana S.A.B. de C.V. Series B.................................      14,969,599        37,716,577
  *Qualitas Cia de Seguros S.A. de C.V..........................................       2,053,100         2,008,349
  *Sare Holding S.A.B. de C.V...................................................       1,159,700           119,226
  *Savia S.A. de C.V. Series A..................................................       3,457,285           212,199
  *Urbi Desarrollos Urbanos S.A.B. de C.V.......................................       8,683,022        12,384,237
  *Vitro S.A.B. de C.V. Series A................................................       1,546,658         1,562,191
                                                                                                   ---------------
TOTAL MEXICO....................................................................                       923,472,596
                                                                                                   ---------------
PHILIPPINES -- (0.8%)
   A. Soriano Corp..............................................................      20,195,000         1,653,311
   Alaska Milk Corp.............................................................       7,874,000         2,604,355
   Alliance Global Group, Inc...................................................       6,824,600         1,748,134
   Alsons Consolidated Resources, Inc...........................................      16,904,000           500,122
   Ayala Corp. Series A.........................................................          97,030           793,758
   BDO Unibank, Inc.............................................................       7,506,120        10,472,960
   Cebu Holdings, Inc...........................................................       7,590,250           541,626
   China Banking Corp...........................................................          23,102           223,220
  *Digital Telecommunications Philippines, Inc..................................      52,050,000         1,746,618
  *DMCI Holdings, Inc...........................................................       5,977,660         6,402,459
  *Empire East Land Holdings, Inc...............................................      37,000,000           525,748
  *Export & Industry Bank, Inc..................................................          14,950                91
   Filinvest Land, Inc..........................................................     170,742,031         4,613,182
  *Filipina Water Bottling Corp.................................................       5,471,786                --
   First Philippines Holdings Corp..............................................       3,909,660         5,427,834
  *Global Estate Resorts, Inc...................................................       3,253,000           169,648
   JG Summit Holdings, Inc......................................................          68,400            44,273
   Lopez Holdings Corp..........................................................      26,795,200         3,239,719
   Macroasia Corp...............................................................       1,418,000            91,876
   Megaworld Corp...............................................................     175,590,600         6,988,277
   Metro Bank & Trust Co........................................................       9,336,217        16,495,693
  *Mondragon International Philippines, Inc.....................................       2,464,000                --
  *Philippine National Bank.....................................................       4,235,668         6,202,958
  *Philippine National Construction Corp........................................         398,900            45,578
  *Philippine Realty & Holdings Corp............................................       4,822,000            59,533
   Philippine Savings Bank......................................................       1,232,313         2,128,448
  *Philippine Townships, Inc....................................................         226,200            25,054
   Phinma Corp..................................................................       2,550,498           701,310
  *Prime Orion Philippines, Inc.................................................      10,310,000           132,013
   Rizal Commercial Banking Corp................................................       4,661,148         3,302,791
   Robinson's Land Corp. Series B...............................................      28,039,050         9,187,864
   San Miguel Corp..............................................................       4,133,886        11,308,338
   Security Bank Corp...........................................................       2,616,012         6,939,755
   Shang Properties, Inc........................................................         614,285            28,634
   SM Development Corp..........................................................      48,575,176         7,943,502
  *Solid Group, Inc.............................................................       9,532,000           261,642
   Union Bank of Philippines....................................................       2,583,074         4,588,836
   Universal Robina Corp........................................................      15,445,525        19,320,849
   Vista Land & Lifescapes, Inc.................................................      46,634,868         3,314,804
                                                                                                   ---------------
TOTAL PHILIPPINES...............................................................                       139,774,813
                                                                                                   ---------------
   POLAND -- (1.4%)
   Agora SA.....................................................................         581,165         2,166,138
   Amica Wronki SA..............................................................          28,709           302,350
   Asseco Poland SA.............................................................         883,326        12,844,358
   ATM SA.......................................................................           9,205            18,161
   Bank Millennium SA...........................................................       6,694,382         8,698,192
  *Bioton SA....................................................................      35,824,890         1,226,075
  *BOMI SA......................................................................          25,857            19,522
  *Ciech SA.....................................................................         472,945         2,860,189
  *ComArch SA...................................................................           3,061            59,180


                                      1502

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
POLAND -- (Continued)
   Debica SA....................................................................         111,346   $     1,861,406
   Dom Development SA...........................................................          42,315           440,921
  *Dom Maklerski IDM SA.........................................................       2,163,902         1,142,710
  *Echo Investment SA...........................................................       2,551,595         3,131,986
   Emperia Holding SA...........................................................          19,149           681,909
   Enea SA......................................................................       1,085,956         6,071,099
  *Farmacol SA..................................................................           5,526            45,431
  *Get Bank SA..................................................................       4,515,878         2,575,064
  *Getin Holding SA.............................................................       1,542,894         1,168,723
   Grupa Kety SA................................................................         126,858         4,205,987
  *Grupa Lotos SA...............................................................         970,047         7,862,599
   Impexmetal SA................................................................       5,864,978         7,064,599
   KGHM Polska Miedz SA.........................................................         319,715        13,890,255
  *Koelner SA...................................................................         133,110           494,893
  *Kopex SA.....................................................................         498,898         3,646,341
   Kredyt Bank SA...............................................................         619,815         2,112,974
  *LC Corp. SA..................................................................       1,845,881           648,062
  *MNI SA.......................................................................          78,700            54,015
   Mostostal Warszawa SA........................................................           2,972            17,902
  *Netia Holdings SA............................................................       3,562,571         6,281,193
  *Orbis SA.....................................................................         541,449         6,802,869
   PBG SA.......................................................................         100,625         2,567,354
   Pelion SA....................................................................           3,774            38,137
  *Petrolinvest SA..............................................................         751,396           663,095
   PGE SA.......................................................................       7,264,377        46,198,541
   Polimex-Mostostal SA.........................................................       6,187,248         3,458,823
   Polnord SA...................................................................           6,292            33,169
  *Polski Koncern Naftowy Orlen SA..............................................       5,310,008        60,521,546
  *Rovese SA....................................................................         191,268           324,899
  *Sygnity SA...................................................................         206,622         1,234,729
   Synthos SA...................................................................       9,098,514        14,609,798
  *Tauron Polska Energia SA.....................................................       2,356,495         3,955,325
  *Trakcja-Tiltra SA............................................................          86,520            35,022
   Zaklady Azotowe Pulawy SA....................................................          33,264           959,736
  *Zaklady Azotowe w Tarnowie-Moscicach SA......................................         218,047         2,036,397
  *Zaklady Chemiczne Police SA..................................................             953             3,089
                                                                                                   ---------------
TOTAL POLAND....................................................................                       235,034,763
                                                                                                   ---------------
RUSSIA -- (5.2%)
  *AFI Development P.L.C. GDR...................................................         156,273            76,980
   Federal Hydrogenerating Co. ADR..............................................       2,691,617        10,464,592
   Gazprom OAO Sponsored ADR....................................................      54,460,847       661,701,181
   Lukoil OAO Sponsored ADR.....................................................       2,457,775       144,369,129
   Magnitogorsk Iron & Steel Works Sponsored GDR................................         765,558         4,567,232
   Surgutneftegas Sponsonsored ADR..............................................       4,474,899        41,967,526
                                                                                                   ---------------
TOTAL RUSSIA....................................................................                       863,146,640
                                                                                                   ---------------
SOUTH AFRICA -- (7.8%)
   ABSA Group, Ltd..............................................................       4,420,483        83,564,154
   Adcorp Holdings, Ltd.........................................................         501,717         1,707,092
   AECI, Ltd....................................................................       1,453,010        15,810,388
   Afgri, Ltd...................................................................       4,685,517         3,650,771
   African Bank Investments, Ltd................................................       3,883,766        18,205,179
   African Oxygen, Ltd..........................................................         222,800           506,467
   African Rainbow Minerals, Ltd................................................       1,197,961        28,052,622
   Allied Electronics Corp., Ltd................................................         553,194         1,641,932
   ArcelorMittal South Africa, Ltd..............................................       2,505,685        21,828,643
   Argent Industrial, Ltd.......................................................       1,278,773         1,053,477
   Aveng, Ltd...................................................................       5,354,059        23,732,837
   AVI, Ltd.....................................................................       2,933,449        15,500,663
   Avusa, Ltd...................................................................         473,355         1,212,934


                                      1503

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
   Barloworld, Ltd..............................................................       3,504,092   $    39,187,080
   Basil Read Holdings, Ltd.....................................................         340,003           577,303
  *Bell Equipment, Ltd..........................................................         411,045         1,090,400
   Blue Label Telecoms, Ltd.....................................................       2,276,000         1,814,264
  *Brait SE.....................................................................       1,720,638         4,398,493
   Business Connexion Group, Ltd................................................       1,420,357           870,972
  *Business Connexion Group, Ltd. Series A......................................         131,299            12,085
   Cadiz Holdings, Ltd..........................................................           6,673             2,150
   Capitec Bank Holdings, Ltd...................................................          60,389         1,412,213
   Caxton & CTP Publishers & Printers, Ltd......................................       3,015,054         5,875,683
   Cipla Medpro South Africa, Ltd...............................................       4,927,666         4,149,125
  *Corpgro, Ltd.................................................................         579,166                --
   Data Tec, Ltd................................................................       2,644,480        14,421,910
   Datacentrix Holdings, Ltd....................................................         429,328           244,937
  *Delta EMD, Ltd...............................................................         234,340           250,608
   Distell Group, Ltd...........................................................         378,116         3,478,720
  *Distribution & Warehousing Network, Ltd......................................         221,543           155,419
  #DRDGOLD, Ltd.................................................................       3,744,859         2,492,271
   ElementOne, Ltd..............................................................         391,810           588,634
   Eqstra Holdings, Ltd.........................................................       1,916,410         1,905,567
  *Evraz Highveld Steel & Vanadium, Ltd.........................................         169,665           845,769
   FirstRand, Ltd...............................................................       4,353,231        12,561,621
  *Gijima Group, Ltd............................................................         396,488            28,906
   Gold Fields, Ltd.............................................................         515,937         8,551,128
  #Gold Fields, Ltd. Sponsored ADR..............................................      10,046,461       165,063,354
   Grindrod, Ltd................................................................       5,769,569        10,964,934
   Group Five, Ltd..............................................................         940,889         3,019,643
   Harmony Gold Mining Co., Ltd.................................................       2,956,676        35,971,325
  #Harmony Gold Mining Co., Ltd. Sponsored ADR..................................       3,033,269        36,581,224
   Hudaco Industries, Ltd.......................................................         123,172         1,713,132
  *Hulamin, Ltd.................................................................       1,390,917         1,510,887
   Iliad Africa, Ltd............................................................         165,428           102,679
   Illovo Sugar, Ltd............................................................         940,962         3,066,562
   Impala Platinum Holdings, Ltd................................................          23,644           518,460
   Imperial Holdings, Ltd.......................................................       1,316,365        23,272,848
   Investec, Ltd................................................................       3,282,574        20,069,586
  *JCI, Ltd.....................................................................      10,677,339                --
   JD Group, Ltd................................................................       2,267,889        14,152,829
   Lewis Group, Ltd.............................................................       1,298,304        12,439,312
   Liberty Holdings, Ltd........................................................       1,523,202        16,546,005
   Life Healthcare Group Holdings, Ltd..........................................         186,855           506,729
  *m Cubed Holdings, Ltd........................................................       1,850,526                --
   Mediclinic International, Ltd................................................       2,569,836        11,573,753
   Merafe Resources, Ltd........................................................      21,018,656         2,444,624
   Metair Investments, Ltd......................................................       1,665,812         4,330,055
   MMI Holdings, Ltd............................................................       9,169,705        21,252,817
   Mondi, Ltd...................................................................       1,686,135        13,431,480
  *Mpact, Ltd...................................................................       1,992,090         3,817,620
  *Murray & Roberts Holdings, Ltd...............................................       1,043,849         3,560,226
   Mustek, Ltd..................................................................          14,724            10,807
  *Mvelaphanda Group, Ltd.......................................................       4,421,977         1,948,403
   Mvelaserve, Ltd..............................................................       1,059,863         1,443,287
  *Nampak, Ltd..................................................................       5,675,900        16,397,578
   Nedbank Group, Ltd...........................................................       3,077,486        61,482,666
   Northam Platinum, Ltd........................................................       2,160,023         9,301,738
  *Omnia Holdings, Ltd..........................................................         682,286         7,551,393
   Palabora Mining Co., Ltd.....................................................         151,591         3,060,932
   Peregrine Holdings, Ltd......................................................       1,440,815         1,840,293
   Petmin, Ltd..................................................................         707,709           266,632
   PSG Group, Ltd...............................................................         671,524         4,037,947
   Randgold & Exploration Co., Ltd..............................................         256,811            90,936


                                      1504

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH AFRICA -- (Continued)
  #Raubex Group, Ltd............................................................         857,636   $     1,429,929
   Reunert, Ltd.................................................................         135,794         1,130,542
  *Royal Bafokeng Platinum, Ltd.................................................           8,895            67,405
   Sanlam, Ltd..................................................................      28,905,406       112,017,041
  *Sappi, Ltd...................................................................       6,695,297        22,079,526
  *Sappi, Ltd. Sponsored ADR....................................................         803,111         2,634,204
   Sasol, Ltd. Sponsored ADR....................................................         704,259        36,156,657
  *Sentula Mining, Ltd..........................................................       2,055,781           539,586
   Spur Corp., Ltd..............................................................          66,167           130,725
   Standard Bank Group, Ltd.....................................................      13,694,294       186,922,168
   Stefanutti Stocks Holdings, Ltd..............................................         216,469           290,394
 #*Steinhoff International Holdings, Ltd........................................      17,439,135        55,975,639
  *Super Group, Ltd.............................................................       1,491,468         2,189,488
   Telkom South Africa, Ltd.....................................................       3,776,475        14,153,220
   Tongaat-Hulett, Ltd..........................................................         211,444         2,776,024
   Trencor, Ltd.................................................................       1,523,628         7,600,093
   Tsogo Sun Holdings, Ltd......................................................         433,534           963,582
   Value Group, Ltd.............................................................         976,777           513,767
  *Village Main Reef, Ltd.......................................................       2,586,046           777,237
  *Wesizwe Platinum, Ltd........................................................          12,202             2,284
   Wilson Bayly Holme-Ovcon, Ltd................................................          24,063           338,130
   Zeder Investments, Ltd.......................................................       1,064,159           346,277
                                                                                                   ---------------
TOTAL SOUTH AFRICA..............................................................                     1,283,759,031
                                                                                                   ---------------
SOUTH KOREA -- (14.0%)
 #*Aekyung Petrochemical Co., Ltd...............................................          58,354         1,845,300
 #*Amorepacific Group...........................................................          32,445         7,436,806
  *Asia Cement Manufacturing Co., Ltd...........................................          34,098         1,220,548
  *Asia Paper Manufacturing Co., Ltd............................................          27,000           220,585
  *AUK Corp.....................................................................         351,680         1,064,164
  *Bing Grae Co., Ltd...........................................................          23,307         1,255,226
 #*BNG Steel Co., Ltd...........................................................         126,700         1,496,066
   Boo Kook Securities Co., Ltd.................................................          27,705           431,036
 #*Boryung Pharmaceutical Co., Ltd..............................................          70,525         1,050,893
  *BS Financial Group, Inc......................................................       1,268,451        14,341,592
  *BYC Co., Ltd.................................................................             810           109,464
  *Byuck San Corp...............................................................          13,122           244,941
 #*Chin Hung International, Inc.................................................       2,505,053           572,619
 #*Chong Kun Dang Pharmaceutical Corp...........................................          74,980         1,394,232
  *Chosun Refractories Co., Ltd.................................................           9,371           542,221
  *Chungho Comnet Co., Ltd......................................................           2,800            10,836
  *CJ Cheiljedang Corp..........................................................          67,662        18,544,146
 #*CJ Corp......................................................................         201,749        13,900,677
  *CJ E&M Corp..................................................................          19,163           543,445
 #*Cosmochemical Co., Ltd.......................................................         129,420         1,997,668
  *Crown Confectionery Co., Ltd.................................................           3,365           505,780
 #*Dae Dong Industrial Co., Ltd.................................................         141,640           540,414
 #*Dae Han Flour Mills Co., Ltd.................................................          12,793         2,025,511
 #*Dae Won Kang Up Co., Ltd.....................................................         322,056         1,335,882
 #*Daechang Co., Ltd............................................................         298,700           430,002
  *Daeduck Electronics Co., Ltd.................................................         249,840         2,443,156
 #*Daeduck Industries Co., Ltd..................................................         255,020         2,188,563
   Daegu Department Store Co., Ltd..............................................         104,351         1,276,039
 #*Daehan Steel Co., Ltd........................................................          67,190           522,097
  *Daehan Synthetic Fiber Co., Ltd..............................................           5,144           340,294
   Daekyo Co., Ltd..............................................................         530,940         2,931,631
  *Daelim Industrial Co., Ltd...................................................         396,350        38,080,502
  *Daelim Trading Co., Ltd......................................................          31,734           114,644
  *Daesang Corp.................................................................         256,972         3,367,946
 #*Daesang Holdings Co., Ltd....................................................         136,816           531,656
 #*Daesung Group Partners Co., Ltd..............................................           5,187           263,100


                                      1505

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*Daesung Holdings Co., Ltd....................................................          87,450   $       572,678
 #*Daesung Industrial Co., Ltd..................................................           4,694           116,268
 #*Daewoo Engineering & Construction Co., Ltd...................................       1,162,060        12,247,318
   Daewoo Securities Co., Ltd...................................................       2,475,482        28,960,748
 #*Daewoo Shipbuilding & Marine Engineering Co., Ltd............................         158,302         3,917,169
  *Daewoong Co., Ltd............................................................          17,680           229,669
  *Dahaam E-Tec Co., Ltd........................................................           9,365           149,569
   Daishin Securities Co., Ltd..................................................         591,135         6,287,818
 #*Daou Technology, Inc.........................................................         346,438         4,184,739
  *DGB Financial Group, Inc.....................................................       1,030,662        13,727,614
  *Digital Power Communications Co., Ltd........................................          62,160            84,542
  *Dong Ah Tire Industrial Co., Ltd.............................................          81,994           828,872
 #*Dong IL Rubber Belt Co., Ltd.................................................         242,861         1,817,163
 #*Dong Yang Gang Chul Co., Ltd.................................................         228,560           614,369
  *Dongbang Agro Co., Ltd.......................................................          53,610           294,503
 #*Dongbang Transport Logistics Co., Ltd........................................          86,760           321,395
  *Dongbu Corp..................................................................          60,900           269,121
 #*Dongbu HiTek Co., Ltd........................................................         314,984         2,600,166
   Dongbu Securities Co., Ltd...................................................         301,486         1,281,436
 #*Dongbu Steel Co., Ltd........................................................         335,414         1,968,074
  *Dong-Il Corp.................................................................          19,098           791,096
 #*Dongil Industries Co., Ltd...................................................          17,028           878,795
 #*Dongkuk Steel Mill Co., Ltd..................................................         589,969        12,385,707
 #*Dongwha Pharm Co., Ltd.......................................................         120,330           517,668
 #*Dongwon F&B Co., Ltd.........................................................          17,433           994,422
 #*Dongwon Systems Corp.........................................................         189,880           184,811
  *Dongyang Express Bus Corp....................................................             379             5,849
 #*Doosan Construction & Engineering Co., Ltd...................................         438,510         1,351,326
   Doosan Corp..................................................................          43,510         5,919,452
  *Eagon Industrial Co., Ltd....................................................          23,010           103,354
  *Eugene Investment & Securities Co., Ltd......................................         691,579         2,327,651
  *F&F Co., Ltd.................................................................          10,620            60,934
  *Fursys, Inc..................................................................          30,773           941,377
  #Gaon Cable Co., Ltd..........................................................           8,497           130,748
  *Global & Yuasa Battery Co., Ltd..............................................          70,790         2,853,450
  *Green Cross Holdings Corp....................................................          58,570           706,399
  *GS Engineering & Construction Corp...........................................         125,528        11,126,363
  *GS Holdings Corp.............................................................         712,336        39,411,005
   Gwangju Shinsegae Co., Ltd...................................................           5,854           896,547
  *Halla Engineering & Construction Corp........................................         191,951         2,422,863
 #*Han Kuk Carbon Co., Ltd......................................................         271,240         1,472,339
   Han Yang Securities Co., Ltd.................................................          90,530           557,113
   Hana Financial Group, Inc....................................................       2,926,624       100,205,070
   Handok Pharmaceuticals Co., Ltd..............................................          21,320           238,171
 #*Handsome Co., Ltd............................................................         224,840         6,740,524
  *Hanil Cement Co., Ltd........................................................          44,652         1,859,703
  *Hanil Engineering & Construction Co., Ltd....................................           7,262            14,076
 #*Hanjin Heavy Industries & Construction Co., Ltd..............................         464,042         8,600,308
 #*Hanjin Heavy Industries & Construction Holdings Co., Ltd.....................         169,890         1,219,347
 #*Hanjin Shipping Co., Ltd.....................................................       1,292,250        15,513,168
  *Hanjin Shipping Holdings Co., Ltd............................................         101,114           768,001
 #*Hanjin Transportation Co., Ltd...............................................         118,320         2,471,815
  *Hankook Cosmetics Co., Ltd...................................................          28,860            47,777
  *Hankook Cosmetics Manufacturing Co., Ltd.....................................          19,569            66,394
  *Hankuk Glass Industries, Inc.................................................          29,050           656,678
 #*Hankuk Paper Manufacturing Co., Ltd..........................................          31,270           621,249
 #*Hanmi Holdings Co., Ltd......................................................           7,619           135,325
  *Hanmi Semiconductor Co., Ltd.................................................         107,950           618,584
 #*Hansae Yes24 Holdings Co., Ltd...............................................          52,710           248,335
 #*Hanshin Construction Co., Ltd................................................          27,520           180,363
  *Hansol Chemical Co., Ltd.....................................................          47,077           740,040


                                      1506

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*Hansol CSN Co., Ltd..........................................................         210,060   $       280,235
 #*Hansol Paper Co., Ltd........................................................         536,034         4,222,525
  *Hanssem Co., Ltd.............................................................          13,390           260,993
 #*Hanwha Chemical Corp.........................................................       1,145,485        29,420,491
  *Hanwha Corp..................................................................         591,443        19,107,696
  *Hanwha General Insurance Co., Ltd............................................          19,663           133,069
  #Hanwha Securities Co., Ltd...................................................         787,611         3,817,917
 #*Hanwha Timeworld Co., Ltd....................................................          12,290           222,376
 #*Hite Holdings Co., Ltd.......................................................          71,131           739,886
  *Hite Jinro Co., Ltd..........................................................          46,033         1,024,774
  *HMC Investment Securities Co., Ltd...........................................         217,745         2,894,395
 #*HS R&A Co., Ltd..............................................................          37,336           471,261
 #*Husteel Co., Ltd.............................................................          51,410           872,459
  *Hwa Sung Industrial Co., Ltd.................................................          27,970            83,352
  *Hwacheon Machine Tool Co., Ltd...............................................          12,737           510,745
  *Hyosung Corp.................................................................         348,024        19,350,296
  *Hyundai Cement Co., Ltd......................................................          14,745            83,514
  *Hyundai Development Co.......................................................         819,384        16,548,905
  *Hyundai Elevator Co., Ltd....................................................           2,865           346,529
  *Hyundai Greenfood Co., Ltd...................................................         107,950         1,464,105
  *Hyundai Hysco Co., Ltd.......................................................          86,411         3,023,323
  *Hyundai Merchant Marine Co., Ltd.............................................          64,784         1,662,736
  *Hyundai Mipo Dockyard Co., Ltd...............................................         126,842        14,215,789
   Hyundai Motor Co., Ltd.......................................................         538,471       105,775,692
   Hyundai Securities Co., Ltd..................................................       1,586,338        15,016,618
 #*Hyundai Steel Co.............................................................         732,788        70,579,656
 #*Il Dong Pharmaceutical Co., Ltd..............................................         130,570           860,121
 #*Iljin Electric Co., Ltd......................................................         298,570         1,705,546
 #*Iljin Holdings Co., Ltd......................................................         109,364           200,370
 #*Ilshin Spinning Co., Ltd.....................................................          14,398         1,021,887
 #*Ilsung Pharmaceutical Co., Ltd...............................................           8,975           685,918
  *Industrial Bank of Korea, Ltd................................................       2,226,910        24,976,804
  *InziControls Co., Ltd........................................................           1,930             9,312
 #*IS Dongseo Co., Ltd..........................................................          48,805           559,565
 #*ISU Chemical Co., Ltd........................................................         140,690         3,197,223
  *IsuPetasys Co., Ltd..........................................................         248,821         1,138,777
  *Jahwa Electronics Co., Ltd...................................................         113,330           921,222
 #*Jeil Pharmaceutical Co.......................................................          54,750           673,710
  #Jeonbuk Bank, Ltd............................................................         535,803         2,374,161
  *Jinheung Savings Bank........................................................         142,030           324,729
 #*JW Pharmaceutical Corp.......................................................         111,534         1,455,024
  *KB Financial Group, Inc......................................................       1,426,703        54,085,038
 #*KB Financial Group, Inc. ADR.................................................       3,179,313       120,495,963
 #*KC Tech Co., Ltd.............................................................         274,794         1,306,860
   KCC Corp.....................................................................          59,298        15,970,355
 #*Keangnam Enterprises, Ltd....................................................         129,730         1,030,123
 #*Keyang Electric Machinery Co., Ltd...........................................         393,920         1,037,380
  #KG Chemical Corp.............................................................          47,243           312,010
 #*KISCO Corp...................................................................          52,041         1,194,310
 #*KISCO Holdings Co., Ltd......................................................          11,673           354,602
  #Kishin Corp..................................................................         113,945           534,202
 #*KISWIRE, Ltd.................................................................          66,676         2,630,953
  *Kolon Corp...................................................................          53,205         1,044,984
  *Kolon Global Corp............................................................         254,130         1,198,252
 #*Kolon Industries, Inc........................................................          35,293         2,256,199
  #Korea Cast Iron Pipe Co., Ltd................................................          70,638           210,849
  *Korea Circuit Co., Ltd.......................................................           8,950            63,996
 #*Korea Development Co., Ltd...................................................          86,430           160,597
   Korea Development Leasing Corp...............................................          23,908           350,041
  #Korea Electric Terminal Co., Ltd.............................................          82,950         1,652,362
   Korea Exchange Bank..........................................................       3,962,626        27,881,242


                                      1507

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*Korea Express Co., Ltd.......................................................          84,339   $     6,662,737
 #*Korea Flange Co., Ltd........................................................          58,560           757,808
   Korea Investment Holdings Co., Ltd...........................................         465,896        16,891,093
  *Korea Life Insurance Co., Ltd................................................       1,162,635         7,958,144
  *Korea Line Corp..............................................................          22,148           598,188
  *Korea Petrochemical Industrial Co., Ltd......................................          18,384         1,683,087
  *Korea Savings Bank...........................................................          21,483            68,428
  *Korea United Pharm, Inc......................................................          52,990           324,132
  *Korean Air Co., Ltd..........................................................         171,712         7,780,577
 #*Korean Air Terminal Service Co., Ltd.........................................          19,190           557,941
   KPX Chemical Co., Ltd........................................................          11,220           586,059
   KPX Holdings Corp............................................................           5,734           209,772
  *KTB Investment & Securities Co., Ltd.........................................         705,790         1,652,922
  #Kukdo Chemical Co., Ltd......................................................          39,092         1,819,746
 #*Kumho Electric Co., Ltd......................................................          37,654           928,922
  *Kumho Investment Bank........................................................         720,490           246,476
 #*Kunsul Chemical Industrial Co., Ltd..........................................          25,470           343,046
 #*Kwang Dong Pharmaceutical Co., Ltd...........................................         573,330         2,237,816
 #*Kyeryong Construction Industrial Co., Ltd....................................          44,630           553,404
   Kyobo Securities Co., Ltd....................................................         236,142         1,293,730
  *Kyung Dong Navien Co., Ltd...................................................          16,050            85,364
  #Kyung Nong Corp..............................................................          49,810           133,685
 #*Kyungbang Co., Ltd...........................................................           7,623           702,467
 #*Kyung-In Synthetic Corp......................................................         178,830           529,469
  *LG Corp......................................................................         321,419        20,113,195
 #*LG Display Co., Ltd..........................................................       1,100,070        28,632,395
 #*LG Display Co., Ltd. ADR.....................................................       3,957,778        51,015,758
 #*LG Electronics, Inc..........................................................       1,390,657       102,269,822
 #*LG Hausys, Ltd...............................................................          59,033         4,374,709
 #*LG Innotek Co., Ltd..........................................................          91,732         7,339,972
   LG Uplus Corp................................................................       3,348,771        18,814,677
 #*Livart Furniture Co., Ltd....................................................          19,740           130,032
 #*Lotte Chilsung Beverage Co., Ltd.............................................           8,846        10,044,186
  *Lotte Confectionary Co., Ltd.................................................           8,314        12,595,954
  *Lotte Midopa Co., Ltd........................................................          94,570         1,442,629
 #*Lotte Sam Kang Co., Ltd......................................................           9,375         3,297,609
 #*Lotte Shopping Co., Ltd......................................................         134,412        45,877,961
 #*LS Corp......................................................................          15,317         1,157,532
   Meritz Securities Co., Ltd...................................................       2,155,174         1,568,116
  *Mi Chang Oil Industrial Co., Ltd.............................................           3,725           156,367
   Mirae Asset Securities Co., Ltd..............................................         304,099        10,178,624
 #*Moorim P&P Co., Ltd..........................................................         369,028         1,758,464
 #*Moorim Paper Co., Ltd........................................................         264,210           650,505
 #*Motonic Corp.................................................................         136,380         1,006,210
 #*Namkwang Engineering & Construction Co., Ltd.................................         112,386           136,391
  *Namyang Dairy Products Co., Ltd..............................................           4,557         3,483,533
  *National Plastic Co..........................................................         174,380           464,674
 #*Nexen Corp...................................................................          13,055           825,204
   NH Investment & Securities Co., Ltd..........................................         347,198         2,410,549
  *NICE Holdings Co., Ltd.......................................................             459            20,625
  *NK Co., Ltd..................................................................         122,890           452,746
 #*Nong Shim Holdings Co., Ltd..................................................          22,446         1,022,552
  *NongShim Co., Ltd............................................................          36,780         7,753,297
  *Noroo Holdings Co., Ltd......................................................          32,578           203,421
   NOROO Paint & Coatings Co., Ltd..............................................          37,899           107,495
 #*Ottogi Corp..................................................................          16,359         2,328,882
  *Pacific Pharmaceutical Co., Ltd..............................................           3,390            63,218
  #Pang Rim Co., Ltd............................................................           8,580            81,978
 #*PaperCorea, Inc..............................................................         273,870           124,330
 #*Poongsan Corp................................................................         251,520         7,039,907
  *Poongsan Holdings Corp.......................................................          45,728         1,056,007


                                      1508

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
   POSCO........................................................................         451,519   $   166,138,895
 #*POSCO ADR....................................................................       1,600,698       146,880,048
 #*POSCO Coated & Color Steel Co., Ltd..........................................          23,830           400,478
  *Pulmuone Co., Ltd............................................................           6,875           194,619
  *Pusan City Gas Co., Ltd......................................................          73,630         1,208,964
 #*S&T Daewoo Co., Ltd..........................................................         113,840         3,077,013
 #*S&T Dynamics Co., Ltd........................................................         322,614         4,961,552
 #*S&T Holdings Co., Ltd........................................................          75,963           881,215
 #*Saeron Automotive Corp.......................................................          82,395           319,881
  *Sajodaerim Corp..............................................................          11,840           172,544
 #*Sam Jin Pharmaceutical Co., Ltd..............................................          68,973           527,519
  *Sam Kwang Glass Industrial Co., Ltd..........................................          13,128           783,018
  *Sam Lip General Foods Co., Ltd...............................................          25,580           284,656
  *Sam Yung Trading Co., Ltd....................................................          21,174           111,807
 #*Sambu Construction Co., Ltd..................................................          40,667           257,557
  *Samhwa Crown & Closure Co., Ltd..............................................             469             8,012
  *Samhwa Paints Industrial Co., Ltd............................................          48,610           158,856
 #*Samick Musical Instruments Co., Ltd..........................................         798,890         1,358,456
  *Samsung C&T Corp.............................................................         988,653        60,871,882
  #Samsung SDI Co., Ltd.........................................................         422,755        52,396,204
  *Samwhan Corp.................................................................          54,610           245,222
  *Samyang Corp.................................................................          30,113         1,380,531
  *Samyang Genex Co., Ltd.......................................................          18,118           975,144
  *Samyang Holdings Corp........................................................          44,998         3,568,560
  *Samyang Tongsang Co., Ltd....................................................           8,060           159,260
 #*Samyoung Electronics Co., Ltd................................................         131,870         1,164,830
  *SAVEZONE I&C Corp............................................................          27,710            58,162
  *SBS Media Holdings Co., Ltd..................................................         499,610         1,579,400
  *Seah Besteel Corp............................................................          79,189         3,540,267
  *SeAH Holdings Corp...........................................................          13,089         1,583,653
 #*SeAH Steel Corp..............................................................          29,361         2,205,781
 #*Sebang Co., Ltd..............................................................         113,960         1,611,632
  *Sejong Industrial Co., Ltd...................................................           7,960            82,662
  *Seowon Co., Ltd..............................................................         156,260           519,655
  *Sewon Cellontech Co., Ltd....................................................          35,970           130,010
   Shin Young Wacoal, Inc.......................................................             273            23,192
  *Shinhan Engineering & Construction Co., Ltd..................................           8,460            36,553
  *Shinhan Financial Group Co., Ltd.............................................       3,920,609       155,969,929
 #*Shinhan Financial Group Co., Ltd. ADR........................................         818,794        64,815,733
  *Shinpoong Pharmaceutical Co., Ltd............................................         158,319           875,165
   Shinsegae Engineering & Construction Co., Ltd................................           2,630            33,924
   Shinsegae Information & Communication Co., Ltd...............................           3,571           157,146
  *Shinsung Solar Energy Co., Ltd...............................................         131,330           516,242
   Shinsung Tongsang Co., Ltd...................................................         342,500           310,707
   Shinyoung Securities Co., Ltd................................................          34,340           954,290
  #Silla Trading Co., Ltd.......................................................          62,223           742,591
  *Sindo Ricoh Co., Ltd.........................................................          43,098         2,032,565
  *SJM Co., Ltd.................................................................          51,214           282,676
  *SJM Holdings Co., Ltd........................................................          31,331            88,760
  *SK Chemicals Co., Ltd........................................................          29,400         1,687,974
  *SK Gas Co., Ltd..............................................................          37,660         2,416,422
  *SK Holdings Co., Ltd.........................................................         351,505        43,812,182
  *SK Innovation Co., Ltd.......................................................          16,787         2,533,586
 #*SK Networks Co., Ltd.........................................................       1,593,516        15,582,616
  *SK Securities Co., Ltd.......................................................       1,578,930         1,893,191
 #*Ssangyong Cement Industrial Co., Ltd.........................................         266,236         1,100,966
 #*STX Corp.....................................................................         476,653         5,617,350
 #*STX Engine Co., Ltd..........................................................         300,170         4,403,740
  *STX Metal Co, Ltd............................................................           8,540            50,184
 #*STX Offshore & Shipbuilding Co., Ltd.........................................         747,310         8,714,949
 #*STX Pan Ocean Co., Ltd.......................................................       1,417,810         9,032,934


                                      1509

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
SOUTH KOREA -- (Continued)
 #*Suheung Capsule Co., Ltd.....................................................          66,370   $       847,696
  *Sung Bo Chemicals Co., Ltd...................................................           2,570            54,970
  *Sungshin Cement Co., Ltd.....................................................          66,250           162,999
  *Sunjin Co., Ltd..............................................................          34,369           213,669
  *Sunjin Holdings Co., Ltd.....................................................           3,672            66,671
 #*Tae Kyung Industrial Co., Ltd................................................         116,020           349,735
 #*TaeKwang Industrial Co., Ltd.................................................           4,122         4,839,566
 #*Taeyoung Engineering & Construction Co., Ltd.................................         494,510         2,521,314
 #*Taihan Electric Wire Co., Ltd................................................         763,827         2,105,056
 #*Tailim Packaging Industries Co., Ltd.........................................         374,220           494,254
  *TCC Steel....................................................................          36,120           161,702
  *Teems, Inc...................................................................           3,590            34,658
  *Telcoware Co., Ltd...........................................................          36,000           227,593
  *Tong Kook Corp...............................................................             607               844
 #*Tong Yang Moolsan Co., Ltd...................................................          56,730         1,139,685
   Tong Yang Securities, Inc....................................................         975,509         5,329,451
 #*TS Corp......................................................................          54,136         1,039,817
 #*Unid Co., Ltd................................................................          42,050         2,057,568
 #*Union Steel Manufacturing Co., Ltd...........................................          38,477           586,377
  *Whanin Pharmaceutical Co., Ltd...............................................          19,270           106,707
  *Will-Bes & Co., Ltd. (The)...................................................         487,890           836,704
   Wiscom Co., Ltd..............................................................          32,980           118,424
 #*Woongjin Holdings Co., Ltd...................................................         405,344         1,696,060
  *Woori Finance Holdings Co., Ltd..............................................       4,826,987        47,540,078
 #*Woori Finance Holdings Co., Ltd. ADR.........................................           8,505           253,194
  *Woori Financial Co., Ltd.....................................................          95,550         1,230,075
   Woori Investment & Securities Co., Ltd.......................................       1,781,593        21,030,516
  *YESCO Co., Ltd...............................................................          20,160           449,137
  *Yoosung Enterprise Co., Ltd..................................................          36,225            78,027
 #*Youlchon Chemical Co., Ltd...................................................         140,550         1,013,882
  *Young Poong Corp.............................................................           4,715         5,328,781
  *Young Poong Mining & Construction Corp.......................................          18,030               883
  *Youngone Holdings Co., Ltd...................................................          44,270         2,047,852
   Yuhwa Securities Co., Ltd....................................................          28,680           382,936
  *Zinus, Inc...................................................................           1,866             6,229
                                                                                                   ---------------
TOTAL SOUTH KOREA...............................................................                     2,311,022,295
                                                                                                   ---------------
TAIWAN -- (11.6%)
 #*A.G.V. Products Corp.........................................................       6,862,701         2,413,482
  *Ability Enterprise Co., Ltd..................................................         801,000           764,833
  *Abocom Systems, Inc..........................................................         146,752            34,542
   AcBel Polytech, Inc..........................................................       5,168,219         3,197,688
   Accton Technology Corp.......................................................       7,365,156         3,885,841
  #Acer, Inc....................................................................      31,487,364        44,019,033
  #ACHEM Technology Corp........................................................       2,276,500           966,011
  #Action Electronics Co., Ltd..................................................       3,240,084           896,771
   Advanced Semiconductor Engineering, Inc......................................         971,486         1,021,577
  #Allis Electric Co., Ltd......................................................       1,471,000           361,129
  #Alpha Networks, Inc..........................................................       4,261,237         3,624,286
   Altek Corp...................................................................       3,009,808         2,450,785
   Ambassador Hotel (The).......................................................         274,000           323,740
  #Ampoc Far East Co., Ltd......................................................       1,521,000         1,135,668
  #AmTRAN Technology Co., Ltd...................................................       8,885,956         5,485,986
   APCB, Inc....................................................................       1,627,000         1,165,618
  #Apex Science & Engineering Corp..............................................         690,713           211,340
  *Arima Communications Corp....................................................       2,528,000         1,985,171
 #*Arima Optoelectronics Corp...................................................       1,409,500           266,726
  #Asia Cement Corp.............................................................      21,930,293        26,321,166
 #*Asia Optical Co., Inc........................................................       2,865,290         2,344,279
   Asia Polymer Corp............................................................       2,609,732         3,350,428
   Asia Vital Components Co., Ltd...............................................       2,673,779         1,951,471


                                      1510

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  #Asustek Computer, Inc........................................................       5,140,973   $    40,638,239
  #AU Optronics Corp............................................................       8,879,812         4,730,271
  #AU Optronics Corp. Sponsored ADR.............................................       8,839,430        46,583,796
  #Audix Corp...................................................................       1,548,164         1,463,798
   Aurora Systems Corp..........................................................         572,281           673,981
  *Avermedia Technologies, Inc..................................................         872,000           787,294
  #Avision, Inc.................................................................       2,674,555         1,062,550
  #Bank of Kaohsiung............................................................       5,302,397         1,569,745
  *Basso Industry Corp., Ltd....................................................         524,000           376,940
  #BES Engineering Corp.........................................................      19,916,443         5,546,245
  #Biostar Microtech International Corp.........................................       1,426,055           731,454
  *Bright Led Electronics Corp..................................................         239,000           187,062
   C Sun Manufacturing, Ltd.....................................................       1,342,837           864,745
  #Cameo Communications, Inc....................................................       2,503,197           737,303
   Capital Securities Corp......................................................      15,103,447         6,256,235
 #*Carnival Industrial Corp.....................................................       4,797,000         1,421,090
  #Catcher Technology Co., Ltd..................................................         716,326         4,456,990
  #Cathay Chemical Works, Inc...................................................         959,000           329,192
  #Cathay Real Estate Development Co., Ltd......................................      11,246,421         4,352,308
   Central Reinsurance Co., Ltd.................................................       2,477,781         1,035,191
  #Chain Qui Development Co., Ltd...............................................       1,284,173           799,386
  #Champion Building Materials Co., Ltd.........................................       4,473,828         2,132,530
   Chang Hwa Commercial Bank....................................................      51,732,790        29,272,933
  *Chang-Ho Fibre Corp..........................................................         192,000            74,391
  #Charoen Pokphand Enterprises Co., Ltd........................................       2,518,000         1,247,771
   Cheng Loong Corp.............................................................      11,471,659         4,423,825
   Cheng Uei Precision Industry Co., Ltd........................................       3,833,705         9,045,000
  #Chia Hsin Cement Corp........................................................       6,515,749         2,809,178
  *Chia Hsin Food & Synthetic Fiber Co., Ltd....................................         514,966                --
  #Chien Kuo Construction Co., Ltd..............................................       2,615,247         1,265,516
  *Chien Shing Stainless Steel Co., Ltd.........................................       2,208,000           309,806
  #Chilisin Electronics Corp....................................................         354,300           174,162
 #*Chimei Innolux Corp..........................................................      70,200,389        32,522,240
   China Airlines, Ltd..........................................................      29,391,786        13,816,450
   China Chemical & Pharmaceutical Co...........................................       2,185,264         1,411,614
   China Development Financial Holding Corp.....................................     117,748,960        35,031,880
   China Electric Manufacturing Co., Ltd........................................       1,670,200         1,109,578
 #*China General Plastics Corp..................................................       6,117,000         2,211,565
   China Glaze Co., Ltd.........................................................       1,884,363           948,227
  *China Man-Made Fiber Co., Ltd................................................      15,197,813         5,163,547
   China Metal Products Co., Ltd................................................       2,857,547         1,947,209
 #*China Motor Co., Ltd.........................................................      10,112,749        10,811,247
   China Petrochemical Development Corp.........................................      16,635,338        18,555,590
  *China Rebar Co., Ltd.........................................................         439,188                --
  #China Steel Structure Co., Ltd...............................................       1,551,219         1,431,952
  #China Synthetic Rubber Corp..................................................       6,101,711         5,647,263
  *China United Trust & Investment Corp.........................................         493,999                --
 #*China Wire & Cable Co., Ltd..................................................       2,900,000           741,422
   Chinatrust Financial Holdings Co., Ltd.......................................      70,042,043        45,215,617
   Chinese Maritime Transport, Ltd..............................................         567,000           792,961
   Chin-Poon Industrial Co., Ltd................................................       4,763,815         3,407,316
 #*Chun Yu Works & Co., Ltd.....................................................       2,178,000           682,205
  #Chun Yuan Steel Industrial Co., Ltd..........................................       5,242,144         2,089,880
   Chung Hsin Electric & Machinery Co., Ltd.....................................       4,895,000         2,557,137
  #Chung Hung Steel Corp........................................................       9,043,046         2,876,103
  #Chung Hwa Pulp Corp..........................................................       8,540,011         2,946,710
  *Chung Shing Textile Co., Ltd.................................................             600                10
 #*Chungwa Picture Tubes Co., Ltd...............................................      47,363,412         2,306,597
   Chuwa Wool Industry Co., Ltd.................................................         120,189            80,056
 #*Chyang Sheng Dyeing & Finishing Co., Ltd.....................................         328,000            96,531
 #*CMC Magnetics Corp...........................................................      38,781,830         7,062,121


                                      1511

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  #Collins Co., Ltd.............................................................       2,216,224   $     1,029,760
   Compal Communications, Inc...................................................         576,000         1,074,458
  #Compal Electronics, Inc......................................................      41,197,332        46,172,182
 #*Compeq Manufacturing Co., Ltd................................................      14,479,000         5,244,840
  *Compex International Co., Ltd................................................          46,400               314
  #Continental Holdings Corp....................................................       6,826,848         2,472,763
  *Cosmos Bank Taiwan...........................................................       1,004,756           208,988
  #Coxon Precise Industrial Co., Ltd............................................       1,091,000         1,403,022
  #CSBC Corp. Taiwan............................................................       1,741,256         1,386,603
   Da Cin Construction Co., Ltd.................................................       1,790,579         1,035,051
  #Darfon Electronics Corp......................................................       3,651,950         2,269,631
  #Delpha Construction Co., Ltd.................................................       3,347,329         1,116,335
  #Depo Auto Parts Industrial Co., Ltd..........................................         332,000           693,439
  *Der Pao Construction Co., Ltd................................................       1,139,000            31,567
   Diamond Flower Electric Instrument Co., Ltd..................................         275,280           205,222
  #D-Link Corp..................................................................       8,679,939         6,447,626
   Dynamic Electronics Co., Ltd.................................................       3,165,804         1,253,513
   E.Sun Financial Holding Co., Ltd.............................................      42,470,271        19,993,243
  *Eastern Media International Corp.............................................      11,890,399         1,566,952
   Eclat Textile Co., Ltd.......................................................         807,558         1,439,849
  *Edimax Technology Co., Ltd...................................................         260,000           117,063
   Edom Technology Co., Ltd.....................................................         943,800           276,455
   Elite Material Co., Ltd......................................................       1,724,905         1,284,638
  *Elite Semiconductor Memory Technology, Inc...................................       1,100,000         1,034,159
 #*Elitegroup Computer Systems Co., Ltd.........................................      10,186,066         2,377,003
   EnTie Commercial Bank........................................................       1,214,232           556,448
  #Epistar Corp.................................................................       8,705,000        21,320,169
  *Eternal Chemical Co., Ltd....................................................         168,000           137,502
   Eva Airways Corp.............................................................      13,335,738         8,956,079
  *Ever Fortune Industrial Co., Ltd.............................................         409,000             4,562
  *Everest Textile Co., Ltd.....................................................       3,815,002           804,485
   Evergreen International Storage & Transport Corp.............................       7,774,000         4,231,921
   Evergreen Marine Corp., Ltd..................................................      20,672,998        11,561,576
   Everlight Chemical Industrial Corp...........................................       1,288,000           755,295
  *Everlight Electronics Co., Ltd...............................................         409,000           782,201
 #*Everspring Industry Co., Ltd.................................................       1,325,180           351,676
   Excel Cell Electronics Co., Ltd..............................................         141,000            55,026
  *Excelsior Medical Co., Ltd...................................................         728,000         1,723,545
   Far Eastern Department Stores Co., Ltd.......................................       5,366,540         7,245,917
   Far Eastern International Bank...............................................      22,159,955         8,725,104
  *Farglory F T Z Investment Holding Co., Ltd...................................         496,000           295,495
   Farglory Land Development Co., Ltd...........................................         225,000           416,540
   Federal Corp.................................................................       4,900,640         2,470,697
  #First Copper Technology Co., Ltd.............................................       3,289,750           968,870
   First Financial Holding Co., Ltd.............................................      81,361,356        49,884,207
   First Hotel..................................................................         847,059           566,947
  #First Insurance Co., Ltd.....................................................       3,150,064         1,396,673
   First Steamship Co., Ltd.....................................................         322,000           425,674
  #Forhouse Corp................................................................       5,680,635         3,688,974
  *Formosa Advanced Technologies Co., Ltd.......................................         227,000           193,828
   Formosa Chemicals & Fiber Co., Ltd...........................................       2,117,660         6,082,163
  #Formosa Epitaxy, Inc.........................................................       5,884,000         4,318,606
  #Formosa Oilseed Processing Co., Ltd..........................................       1,079,593           456,807
  #Formosa Taffeta Co., Ltd.....................................................       9,196,511         8,830,648
   Formosan Rubber Group, Inc...................................................       5,331,000         3,574,003
  #Formosan Union Chemical Corp.................................................       1,972,758         1,373,932
  *Fortune Electric Co., Ltd....................................................         107,000            49,170
  #Founding Construction & Development Co., Ltd.................................       1,389,626           852,131
 #*Froch Enterprise Co., Ltd....................................................       1,264,000           508,458
   FSP Technology, Inc..........................................................         816,283           685,806
  #Fu I Industrial Co., Ltd.....................................................         290,944           121,371


                                      1512

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Fubon Financial Holding Co., Ltd.............................................      48,610,063   $    54,148,071
  #Fullerton Technology Co., Ltd................................................       1,420,200         1,317,341
  #Fwusow Industry Co., Ltd.....................................................       2,357,502         1,246,849
  #G Shank Enterprise Co., Ltd..................................................       1,548,880           856,150
  *Gamma Optical Co., Ltd.......................................................         278,600            62,807
  #Gemtek Technology Corp.......................................................       3,596,962         3,054,129
   Getac Technology Corp........................................................       5,996,065         3,072,702
 #*Giantplus Technology Co., Ltd................................................       3,247,100           908,131
   Giga Storage Corp............................................................       2,951,600         1,893,133
   Giga-Byte Technology Co., Ltd................................................       8,303,287         6,709,431
  #Gintech Energy Corp..........................................................       3,391,942         4,778,295
  #Global Brands Manufacture, Ltd...............................................       2,604,290         1,277,382
  *Globe Union Industrial Corp..................................................       1,218,000           882,705
  #Gold Circuit Electronics, Ltd................................................       7,261,965         1,880,136
   Goldsun Development & Construction Co., Ltd..................................      18,933,261         7,455,627
   Good Will Instrument Co., Ltd................................................         423,021           293,083
   Grand Pacific Petrochemical Corp.............................................      13,627,000         6,924,590
   Great China Metal Industry Co., Ltd..........................................       1,515,000         1,742,797
   Great Wall Enterprise Co., Ltd...............................................       2,983,799         2,975,006
  #Greatek Co., Ltd.............................................................       3,081,842         2,553,482
  #Green Energy Technology, Inc.................................................       3,303,300         4,425,771
  #GTM Corp.....................................................................       2,195,000         1,085,107
 #*Hannstar Board Corp..........................................................       3,377,635         1,463,449
 #*HannStar Display Corp........................................................      66,062,000         4,626,780
  *HannsTouch Solution, Inc.....................................................       6,134,000         2,594,644
  #Harvatek Corp................................................................       2,112,940         1,276,526
  *Helix Technology, Inc........................................................          29,585                --
  #Hey Song Corp................................................................       4,889,000         4,381,460
  *Hiti Digital, Inc............................................................          53,000            37,262
   Hitron Technologies, Inc.....................................................       2,077,525           903,483
 #*Ho Tung Holding Corp.........................................................       9,176,883         5,074,348
 #*Hocheng Corp.................................................................       3,917,300         1,004,894
   Hold-Key Electric Wire & Cable Co., Ltd......................................       1,844,124           652,440
  #Holy Stone Enterprise Co., Ltd...............................................       2,757,643         2,594,635
  *Hong Ho Precision Textile Co., Ltd...........................................          97,000            43,254
  #Hong Tai Electric Industrial Co., Ltd........................................       2,936,000           909,638
   Hong Yi Fiber Industry Co., Ltd..............................................         256,040            81,351
   Hsin Kuang Steel Co., Ltd....................................................       3,638,124         2,458,145
   Hsing Ta Cement Co., Ltd.....................................................       2,071,980           724,660
   Hua Eng Wire & Cable Co., Ltd................................................       5,659,035         1,435,172
   Hua Nan Financial Holding Co., Ltd...........................................      26,688,016        15,154,494
  *Hualon Corp..................................................................         257,040             9,382
  #Hung Ching Development & Construction Co., Ltd...............................       1,838,468           799,031
   Hung Poo Construction Corp...................................................       2,153,655         1,694,932
   Hung Sheng Construction Co., Ltd.............................................       7,722,892         3,538,917
 #*Hwa Fong Rubber Co., Ltd.....................................................       2,944,960           671,763
 #*Ichia Technologies, Inc......................................................       4,989,260         4,029,995
  #I-Chiun Precision Industry Co., Ltd..........................................       1,796,000           971,415
 #*Inotera Memories, Inc........................................................      28,760,728         5,288,160
   Inventec Corp................................................................      26,882,417        11,364,423
   ITE Technology, Inc..........................................................       2,363,000         2,197,625
  *Jess-Link Products Co., Ltd..................................................         149,000           148,704
  #Jui Li Enterprise Co., Ltd...................................................         686,760           176,128
  #K Laser Technology, Inc......................................................       1,056,601           357,101
   Kang Na Hsiung Enterprise Co., Ltd...........................................       1,579,078           760,447
  *Kao Hsing Chang Iron & Steel Corp............................................       1,589,000           240,849
  #Kaulin Manufacturing Co., Ltd................................................       2,372,656         1,749,311
   Kee Tai Properties Co., Ltd..................................................       1,092,485           516,472
   Kerry TJ Logistics Co., Ltd..................................................       1,421,000         1,551,646
  #King Yuan Electronics Co., Ltd...............................................      16,700,805         6,495,091
  #Kingdom Construction Co., Ltd................................................       5,635,000         3,331,592


                                      1513

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
  *King's Town Bank.............................................................      10,259,012   $     6,585,567
   King's Town Construction Co., Ltd............................................         323,200           214,640
   Kinko Optical Co., Ltd.......................................................         376,131           459,037
  #Kinpo Electronics, Inc.......................................................      14,712,375         3,442,408
   Knowledge-Yield-Excellence Systems Corp......................................       2,904,000         1,144,355
   KS Terminals, Inc............................................................         281,880           208,754
  *Kuoyang Construction Co., Ltd................................................       2,840,029         1,113,614
  #Kwong Fong Industries Corp...................................................       4,272,900         1,517,455
   L&K Engineering Co., Ltd.....................................................       1,279,000         1,185,910
  #Lan Fa Textile Co., Ltd......................................................       3,124,713         1,136,864
  *Lead Data Co., Ltd...........................................................       1,765,457           162,234
   Leader Electronics, Inc......................................................         617,056           216,851
   Lealea Enterprise Co., Ltd...................................................       8,879,794         3,650,419
  *Ledtech Electronics Corp.....................................................          99,000            51,351
  #Lee Chi Enterprises Co., Ltd.................................................       2,650,900         1,089,007
  #Lelon Electronics Corp.......................................................       1,324,000           659,376
  *Leofoo Development Co., Ltd..................................................       4,280,774         2,684,615
  #Li Peng Enterprise Co., Ltd..................................................       6,134,183         2,366,189
   Lian Hwa Food Corp...........................................................         118,240           148,973
  #Lien Chang Electronic Enterprise Co., Ltd....................................         694,273           169,430
  #Lien Hwa Industrial Corp.....................................................       6,457,990         4,107,174
  #Lingsen Precision Industries, Ltd............................................       5,570,480         2,881,236
  #LITE-ON IT Corp..............................................................       5,185,339         5,097,676
   Lite-On Semiconductor Corp...................................................       3,806,190         1,714,081
  #Lite-On Technology Corp......................................................      28,455,040        36,094,140
   Long Bon International Co., Ltd..............................................       2,671,301         1,066,906
   Long Chen Paper Co., Ltd.....................................................       6,658,369         1,981,744
  *Lotes Co., Ltd...............................................................         361,000           999,104
  *Lucky Cement Corp............................................................       3,099,000           555,826
  #Macronix International Co., Ltd..............................................      50,597,028        22,244,846
  #Marketech International Corp.................................................       1,817,000         1,145,849
   Masterlink Securities Corp...................................................      14,310,000         4,632,137
   Maxtek Technology Co., Ltd...................................................         262,000           195,579
  #Mayer Steel Pipe Corp........................................................       1,615,456           764,478
  #Maywufa Co., Ltd.............................................................         252,070           101,405
  #Mega Financial Holding Co., Ltd..............................................     100,714,765        69,049,231
  *Megamedia Corp...............................................................             782                 6
   Meiloon Co., Ltd.............................................................       1,741,352           692,429
   Mercuries & Associates, Ltd..................................................       3,741,430         3,970,349
  *Mercuries Data Systems, Ltd..................................................       1,537,800           600,370
   Merry Electronics Co., Ltd...................................................         860,000         1,037,270
  *Microelectronics Technology, Inc.............................................       5,601,911         1,959,435
  #Micro-Star International Co., Ltd............................................      12,791,985         5,426,357
  *Mirle Automation Corp........................................................         100,000            77,266
  #Mitac International Corp.....................................................      15,947,450         5,265,277
  *Mobiletron Electronics Co., Ltd..............................................         153,000            90,634
 #*Mosel Vitelic, Inc...........................................................       9,462,170         1,437,173
   Nan Ya Printed Circuit Board Corp............................................         703,000         1,659,059
   Nantex Industry Co., Ltd.....................................................       2,063,108         1,761,854
  *Nanya Technology Corp........................................................       4,221,000           344,346
 #*Neo Solar Power Corp.........................................................       5,104,000         4,266,765
  #New Asia Construction & Development Co., Ltd.................................       1,626,660           437,674
   Nichidenbo Corp..............................................................          82,249            73,524
   Nien Hsing Textile Co., Ltd..................................................       3,919,447         2,791,173
  *Ocean Plastics Co., Ltd......................................................           7,776             5,098
  *Optimax Technology Corp......................................................       1,382,597            87,862
   Opto Tech Corp...............................................................       5,522,000         2,297,107
  *Orient Semiconductor Electronics, Ltd........................................       4,382,276           644,305
  *Oriental Union Chemical Corp.................................................       1,783,225         2,589,736
  *Pacific Construction Co., Ltd................................................       1,819,148           566,581
   Pan Jit International, Inc...................................................       4,962,837         2,914,980


                                      1514

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Pan-International Industrial Corp............................................       2,799,967   $     2,581,383
  #Paragon Technologies Co., Ltd................................................         990,000         1,051,895
  #Pegatron Corp................................................................      16,327,998        19,768,063
   Phihong Technology Co., Ltd..................................................         216,320           289,137
  *Picvue Electronics, Ltd......................................................         241,600                --
   Plotech Co., Ltd.............................................................         894,282           450,264
  *Potrans Electrical Corp......................................................       1,139,000           167,842
  #Pou Chen Corp................................................................      25,289,550        22,190,164
  *Power Quotient International Co., Ltd........................................       1,960,000           654,154
   Powercom Co., Ltd............................................................       1,479,930           852,426
  *Powertech Industrial Co., Ltd................................................         119,000            80,030
   President Securities Corp....................................................       9,877,992         4,933,792
   Prince Housing & Development Corp............................................       4,706,432         3,138,372
  *Procomp Informatics, Ltd.....................................................         391,440                --
  *Prodisc Technology, Inc......................................................       6,185,157            35,538
  #Promate Electronic Co., Ltd..................................................         732,000           505,602
  #Qisda Corp...................................................................      19,325,171         4,797,946
 #*Quintain Steel Co., Ltd......................................................       4,035,250           986,736
  *Radiant Opto-Electronics Corp................................................       2,900,839        11,041,930
  #Radium Life Tech Corp........................................................       5,882,313         4,817,153
  #Ralec Electronic Corp........................................................         477,087           589,148
   Realtek Semiconductor Corp...................................................       1,404,840         2,605,263
   Rechi Precision Co., Ltd.....................................................       3,750,190         3,249,830
 #*Ritek Corp...................................................................      35,182,622         5,548,511
  *Sainfoin Technology Corp.....................................................         835,498                --
   Sampo Corp...................................................................       7,485,925         2,161,118
  #Sanyang Industrial Co., Ltd..................................................       9,954,624         5,887,964
   Sanyo Electric Taiwan Co., Ltd...............................................         368,000           344,040
  *SDI Corp.....................................................................          98,000            77,777
   Shan-Loong Transportation Co., Ltd...........................................          66,000            40,376
   Sheng Yu Steel Co., Ltd......................................................       1,754,000         1,122,164
  *ShenMao Technology, Inc......................................................         153,000           204,042
   Shih Wei Navigation Co., Ltd.................................................         559,000           508,326
   Shihlin Electric & Engineering Corp..........................................       3,683,000         4,008,632
 #*Shin Kong Financial Holding Co., Ltd.........................................      77,776,151        23,640,774
  #Shin Zu Shing Co., Ltd.......................................................       1,832,067         4,260,947
   Shinkong Insurance Co., Ltd..................................................       2,357,412         1,262,666
   Shinkong Synthetic Fibers Co., Ltd...........................................      21,556,754         6,732,665
 #*Shuttle, Inc.................................................................       1,119,015           314,528
  #Sigurd Microelectronics Corp.................................................       5,726,047         4,054,760
  #Silicon Integrated Systems Corp..............................................       8,815,165         3,830,755
   Siliconware Precision Industries Co..........................................       2,962,000         3,409,206
  *Siliconware Precision Industries Co. Sponsored ADR...........................           1,964            11,097
  #Sinbon Electronics Co., Ltd..................................................       2,197,000         1,520,820
   Sincere Navigation Corp......................................................       3,209,740         2,887,533
   Sinkang Industries, Ltd......................................................         999,262           386,696
  #Sinon Corp...................................................................       5,396,877         2,263,043
   SinoPac Holdings Co., Ltd....................................................      72,759,344        22,752,549
  *Sitronix Technology Corp.....................................................       1,033,000         1,366,168
  #Siward Crystal Technology Co., Ltd...........................................       1,251,875           478,480
  #Solomon Technology Corp......................................................       1,375,950           465,546
 #*Solytech Enterprise Corp.....................................................         821,000           316,363
   South East Soda Manufacturing Co., Ltd.......................................         927,500         1,055,220
   Southeast Cement Co., Ltd....................................................       3,279,700         1,164,176
   Spirox Corp..................................................................       1,115,661           505,320
   Springsoft, Inc..............................................................       2,057,000         2,705,525
   Standard Chemical & Pharmaceutical Co., Ltd..................................         166,181           135,572
   Star Comgistic Capital Co., Ltd..............................................         275,460           172,917
  #Stark Technology, Inc........................................................       1,737,200         1,540,469
   Sunonwealth Electric Machine Industry Co., Ltd...............................         465,421           395,114
  #Sunplus Technology Co., Ltd..................................................       7,796,620         2,877,620


                                      1515

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Sunrex Technology Corp.......................................................         197,000   $       115,614
   Sunspring Metal Corp.........................................................          59,000            58,104
   Super Dragon Technology Co., Ltd.............................................          48,175            47,397
  #Supreme Electronics Co., Ltd.................................................       2,864,681         1,652,717
   Sweeten Construction Co., Ltd................................................       1,113,825           522,059
   Sysware Systex Corp..........................................................         822,801           890,856
  *Ta Chen Stainless Pipe Co., Ltd..............................................       5,861,074         3,190,729
 #*Ta Chong Bank, Ltd...........................................................      22,888,524         5,861,835
   Ta Ya Electric Wire & Cable Co., Ltd.........................................       7,117,329         1,886,958
  #Tah Hsin Industrial Corp.....................................................       1,600,000         1,476,430
  *TAI Roun Products Co., Ltd...................................................          63,000            20,309
   TA-I Technology Co., Ltd.....................................................       1,014,813           709,063
  *Taichung Commercial Bank.....................................................      19,271,341         5,811,414
  #Tainan Enterprises Co., Ltd..................................................       1,333,183         1,785,971
  #Tainan Spinning Co., Ltd.....................................................      13,897,442         5,546,748
   Taishin Financial Holdings Co., Ltd..........................................      69,929,773        26,002,905
  #Taisun Enterprise Co., Ltd...................................................       3,054,505         1,533,851
  #Taita Chemical Co., Ltd......................................................       3,830,728         1,623,465
  *Taiwan Business Bank.........................................................      41,022,833        13,472,064
   Taiwan Cement Corp...........................................................      37,192,440        46,386,009
   Taiwan Cogeneration Corp.....................................................       3,677,333         2,466,973
  *Taiwan Cooperative Financial Holding, Ltd....................................      53,764,005        33,616,699
   Taiwan Fire & Marine Insurance Co., Ltd......................................       1,094,000           764,827
  *Taiwan Flourescent Lamp Co., Ltd.............................................         756,000            76,143
  #Taiwan Fu Hsing Industrial Co., Ltd..........................................         882,000           494,933
  #Taiwan Glass Industry Corp...................................................       9,126,091        10,552,554
  *Taiwan Kolin Co., Ltd........................................................       5,797,000                --
 #*Taiwan Land Development Corp.................................................       7,052,215         2,862,262
   Taiwan Mask Corp.............................................................       2,786,250         1,016,931
   Taiwan Navigation Co., Ltd...................................................         235,000           236,002
   Taiwan Paiho Co., Ltd........................................................       1,947,850         1,601,605
  #Taiwan Pulp & Paper Corp.....................................................       6,548,660         2,135,605
   Taiwan Sakura Corp...........................................................       1,669,472           987,557
   Taiwan Sogo Shinkong Security Co., Ltd.......................................       1,503,205         1,357,629
  *Taiwan Styrene Monomer Corp..................................................       7,684,856         1,869,384
  #Taiwan Tea Corp..............................................................       8,052,092         3,832,480
  #Taiyen Biotech Co., Ltd......................................................       3,071,000         2,320,832
 #*Tatung Co., Ltd..............................................................      26,969,982         7,671,301
  *Teapo Electronic Corp........................................................         994,840           157,840
 #*Teco Electric & Machinery Co., Ltd...........................................      24,578,725        16,238,157
  *Tecom, Ltd...................................................................         736,753            80,722
   Test-Rite International Co., Ltd.............................................       1,786,331         1,296,150
  *Thinking Electronic Industrial Co., Ltd......................................         633,000           616,525
   Ton Yi Industrial Corp.......................................................      10,914,600         5,607,325
  #Tong Yang Industry Co., Ltd..................................................       3,570,623         4,139,828
   Tong-Tai Machine & Tool Co., Ltd.............................................       1,456,640         1,478,024
   Topco Scientific Co., Ltd....................................................       1,312,719         2,084,733
  #Topoint Technology Co., Ltd..................................................       1,297,682           865,536
 #*Tung Ho Spinning, Weaving & Dyeing Co., Ltd..................................       2,649,000         1,087,851
   Tung Ho Steel Enterprise Corp................................................       6,761,274         6,394,959
 #*TYC Brother Industrial Co., Ltd..............................................       2,445,790           984,738
 #*Tycoons Group Enterprise Co., Ltd............................................       6,485,938         1,258,505
   Tyntek Corp..................................................................       2,090,000           774,432
 #*Tze Shin International Co., Ltd..............................................       1,161,418           408,016
   Unimicron Technology Corp....................................................      10,999,363        14,504,701
  *Union Bank of Taiwan.........................................................       8,501,282         2,830,639
  #Unitech Electronics Co., Ltd.................................................       1,308,739           617,697
  #Unitech Printed Circuit Board Corp...........................................       8,812,281         3,858,382
   United Integration Service Co., Ltd..........................................       1,309,000         1,249,825
  #United Microelectronics Corp.................................................     171,747,681        90,588,684
   Unity Opto Technology Co., Ltd...............................................       1,690,629         1,627,837


                                      1516

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TAIWAN -- (Continued)
   Universal Cement Corp........................................................       5,319,551   $     2,417,666
   Universal Microelectronics Co., Ltd..........................................         892,491           252,404
  #Universal, Inc...............................................................         143,837            89,633
  #UPC Technology Corp..........................................................       8,881,415         5,227,431
   USI Corp.....................................................................       6,039,427         5,637,104
  #U-Tech Media Corp............................................................       1,946,799           375,024
   Ve Wong Corp.................................................................       1,473,806         1,002,697
   Wah Lee Industrial Corp......................................................         566,000           748,405
  #Walsin Lihwa Corp............................................................      42,923,412        15,173,777
  #Walsin Technology Corp., Ltd.................................................       8,431,230         2,422,491
  #Walton Advanced Engineering, Inc.............................................       4,433,853         1,575,794
   Wan Hai Lines Co., Ltd.......................................................       5,825,000         3,244,000
   Wan Hwa Enterprise Co., Ltd..................................................         696,689           312,085
   Waterland Financial Holdings Co., Ltd........................................      28,804,896         9,454,418
  *WEI Chih Steel Industrial Co., Ltd...........................................       1,914,898           337,526
   Weikeng Industrial Co., Ltd..................................................       1,544,550         1,170,195
  #Well Shin Technology Co., Ltd................................................         445,080           548,901
  #Wellypower Optronics Corp....................................................       2,050,000         1,099,034
   Weltrend Semiconductor, Inc..................................................         471,000           239,620
 #*Winbond Electronics Corp.....................................................      37,719,885         6,147,618
  #Wintek Corp..................................................................      24,204,507        19,754,266
   Wistron Corp.................................................................       2,163,000         3,249,410
   WPG Holdings, Ltd............................................................       1,513,092         2,117,868
   WT Microelectronics Co., Ltd.................................................       2,471,965         3,649,658
 #*WUS Printed Circuit Co., Ltd.................................................       5,550,928         2,245,992
   Yageo Corp...................................................................      30,712,840         9,450,690
   Yang Ming Marine Transport Corp..............................................      22,614,676         9,940,704
   Yem Chio Co., Ltd............................................................         834,213           691,554
   Yeung Cyang Industrial Co., Ltd..............................................       3,086,667         1,907,969
  #Yi Jinn Industrial Co., Ltd..................................................       4,086,810         1,055,827
   Yieh Phui Enterprise Co., Ltd................................................      12,782,485         4,302,057
 #*Young Fast Optoelectronics Co., Ltd..........................................       1,306,000         3,046,858
  *Yuanta Financial Holding Co., Ltd............................................      80,495,654        45,509,862
   Yuen Foong Yu Paper Manufacturing Co., Ltd...................................      14,073,847         6,019,898
   Yulon Motor Co., Ltd.........................................................      11,092,572        21,730,629
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..............................         183,687           273,845
   Yung Tay Engineering Co., Ltd................................................       3,023,000         4,809,169
  #Zenitron Corp................................................................       2,572,000         1,775,493
   Zig Sheng Industrial Co., Ltd................................................       6,175,400         2,787,556
   Zippy Technology Corp........................................................         343,000           253,443
  #Zyxel Communication Corp.....................................................       5,599,000         3,127,160
                                                                                                   ---------------
TOTAL TAIWAN....................................................................                     1,913,775,342
                                                                                                   ---------------
THAILAND -- (2.3%)
  *A.J. PCL (Foreign)...........................................................         446,500           239,673
   Aapico Hitech PCL (Foreign)..................................................         539,800           202,480
   Asia Plus Securities PCL (Foreign)...........................................       5,307,600           429,070
   Asian Property Development PCL (Foreign).....................................       9,963,800         1,691,510
   Bangchak Petroleum PCL (Foreign).............................................       7,345,800         4,845,734
   Bangkok Bank PCL (Foreign)...................................................       6,157,700        33,153,017
   Bangkok Bank PCL (Foreign) NVDR..............................................       5,536,700        27,482,084
   Bangkok Expressway PCL (Foreign).............................................       4,703,400         2,844,093
   Bangkok First Investment & Trust PCL (Foreign)...............................         132,300            29,947
   Bangkok Insurance PCL (Foreign)..............................................         143,220         1,060,546
  *Bangkokland PCL (Foreign)....................................................     112,797,303         2,589,687
   Bank of Ayudhya PCL (Foreign)................................................      16,762,600        12,087,501
   Bank of Ayudhya PCL (Foreign) NVDR...........................................       8,694,800         6,241,700
   Cal-Comp Electronics (Thailand) PCL (Foreign)................................      18,405,400         1,559,326
   Capital Nomura Securities PCL (Foreign)......................................         413,400           380,983
   Central Plaza Hotel PCL (Foreign)............................................       7,726,600         2,873,271
   Charoong Thai Wire & Cable PCL (Foreign).....................................           7,300             2,030


                                      1517

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Delta Electronics (Thailand) PCL (Foreign)...................................       5,120,800   $     3,543,577
   Eastern Water Resources Development & Management PCL (Foreign)...............       9,535,200         2,004,165
  *Erawan Group PCL (Foreign)...................................................       4,816,850           383,167
   Esso (Thailand) PCL (Foreign)................................................      16,697,500         7,073,153
  *G J Steel PCL (Foreign)......................................................     214,856,100           972,671
  *G Steel PCL (Foreign)........................................................      76,628,600           817,702
   Hana Microelectronics PCL (Foreign)..........................................       3,721,100         2,201,977
   Hermraj Land & Development PCL (Foreign).....................................      57,776,500         4,633,330
   ICC International PCL (Foreign)..............................................       2,710,500         3,900,315
   IRPC PCL (Foreign)...........................................................     104,052,700        15,410,230
   Italian-Thai Development PCL (Foreign) NVDR..................................      21,127,800         2,391,182
   Jasmine International PCL (Foreign)..........................................      13,568,100           886,259
   Kang Yong Electric PCL (Foreign).............................................           4,000            24,317
   Kasikornbank PCL (Foreign)...................................................         941,700         4,034,770
   KGI Securities (Thailand) PCL (Foreign)......................................       7,771,200           613,152
   Kiatnakin Finance PCL (Foreign)..............................................       4,228,500         4,375,489
   Krung Thai Bank PCL (Foreign)................................................      54,147,700        26,789,323
  *Krungthai Card PCL (Foreign).................................................         315,900           151,183
   Laguna Resorts & Hotels PCL (Foreign)........................................       1,342,400         2,094,448
   Loxley PCL (Foreign).........................................................      11,381,000         1,361,672
   MBK PCL (Foreign)............................................................         905,500         2,679,167
   Padaeng Industry PCL (Foreign) NVDR..........................................       1,412,500           694,260
   Polyplex PCL (Foreign).......................................................       2,621,200         1,390,062
   Precious Shipping PCL (Foreign)..............................................       5,126,400         2,718,608
  *PTT Global Chemical PCL (Foreign)............................................      21,134,341        45,446,521
   PTT PCL (Foreign)............................................................       3,477,700        38,235,020
   Quality Houses PCL (Foreign).................................................      43,246,900         2,195,558
  *Regional Container Lines PCL (Foreign).......................................       5,039,500         1,124,416
   Rojana Industrial Park PCL (Foreign).........................................         882,500           172,648
   Saha Pathana Inter-Holding PCL (Foreign).....................................       2,932,100         2,218,630
   Saha Pathanapibul PCL (Foreign)..............................................       1,594,833         1,701,843
   Saha-Union PCL (Foreign).....................................................       2,976,400         2,911,434
  *Sahaviriya Steel Industries PCL (Foreign)....................................      96,291,640         2,553,246
   Samart Corporation PCL (Foreign).............................................       2,574,100           670,057
   Sansiri PCL (Foreign)........................................................      46,586,864         2,786,926
   SC Asset Corp. PCL (Foreign).................................................       2,743,900         1,286,550
  *Shinawatra Satellite PCL (Foreign)...........................................       6,126,000         2,476,152
   Siam Commercial Bank PCL (Foreign)...........................................          85,400           334,144
  *Siamgas & Petrochemicals PCL (Foreign).......................................         358,600           173,937
   Somboon Advance Technology PCL (Foreign).....................................         703,400           539,065
   Sri Ayudhya Capital PCL (Foreign)............................................         228,500           132,999
   Sri Trang Agro Industry PCL (Foreign)........................................       5,973,600         4,153,028
   Supalai PCL (Foreign)........................................................         253,266           115,475
  *Tata Steel (Thailand) PCL (Foreign)..........................................      35,972,800         1,058,537
  *Thai Airways International PCL (Foreign).....................................      10,238,111         7,846,184
   Thai Carbon Black PCL (Foreign)..............................................         139,600           115,111
   Thai Oil PCL (Foreign).......................................................       9,740,500        20,236,932
   Thai Plastic & Chemicals PCL (Foreign).......................................       3,787,100         3,612,593
   Thai Rayon PCL (Foreign).....................................................         165,000           384,155
   Thai Stanley Electric PCL (Foreign)..........................................         154,900           751,334
  *Thai Stanley Electric PCL (Foreign) NVDR.....................................          20,100            97,494
   Thai Wacoal PCL (Foreign)....................................................          93,300           144,815
   Thanachart Capital PCL (Foreign).............................................       8,048,100         6,766,390
   Thoresen Thai Agencies PCL (Foreign).........................................       4,359,800         2,988,772
   Ticon Industrial Connection PCL (Foreign)....................................       1,699,000           686,742
   Tisco Financial Group PCL (Foreign)..........................................       1,310,500         1,514,968
   TMB Bank PCL (Foreign).......................................................     112,047,600         6,050,752
   Total Access Communication PCL (Foreign) (B1XFLM7)...........................       1,074,380         2,256,198
   Total Access Communication PCL (Foreign) (B231MK7)...........................       7,356,500        16,651,738
   TPI Polene PCL (Foreign).....................................................      10,404,124         5,517,466
  *Tycoons Worldwide Group PCL (Foreign)........................................       1,243,300           285,446


                                      1518

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
THAILAND -- (Continued)
   Univentures PCL (Foreign)....................................................       3,481,400   $       290,445
   Vanachai Group PCL (Foreign).................................................       6,390,000           892,637
   Vinythai PCL (Foreign).......................................................       5,239,317         3,151,214
                                                                                                   ---------------
TOTAL THAILAND..................................................................                       379,384,403
                                                                                                   ---------------
TURKEY -- (1.7%)
   Adana Cimento Sanayii T.A.S. Series A........................................         622,961         1,273,653
   Adana Cimento Sanayii T.A.S. Series C........................................         299,447           114,274
  *Advansa Sasa Polyester Sanayi A.S............................................       1,070,451           781,005
   Akcansa Cimento Sanayi ve Ticaret A.S........................................         301,405         1,264,009
  *Akenerji Elektrik Uretim A.S.................................................          84,732            99,442
   Aksa Akrilik Kimya Sanayii A.S...............................................       1,594,048         4,037,177
  *Aksigorta A.S................................................................       1,348,634         1,210,829
   Alarko Holding A.S...........................................................       1,040,740         1,850,763
  *Albaraka Turk Katilim Bankasi A.S............................................         755,022           700,508
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........................          60,733           774,975
   Anadolu Anonim Turk Sigorta Sirketi A.S......................................       3,515,099         1,696,854
   Anadolu Cam Sanayii A.S......................................................       1,486,817         2,478,763
   Arcelik A.S..................................................................       1,630,352         7,047,619
  *Asya Katilim Bankasi A.S.....................................................       6,837,864         6,489,809
  *Ayen Enerji A.S..............................................................         593,912           423,822
   Aygaz A.S....................................................................       1,115,997         5,629,802
   Bati Anabolu Cimento A.S.....................................................         276,594           926,427
   Bolu Cimento Sanayii A.S.....................................................         997,004           777,564
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S................................         109,881         1,381,427
   Cimsa Cimento Sanayi ve Ticaret A.S..........................................         562,388         2,704,992
  *Deva Holding A.S.............................................................         620,118           686,012
  *Dogan Gazetecilik A.S........................................................         572,836           533,784
  *Dogan Sirketler Grubu Holding A.S............................................      13,119,972         4,503,407
  *Dogan Yayin Holding A.S......................................................       2,670,107           898,867
  *Dogus Otomotiv Servis ve Ticaret A.S.........................................         958,607         1,972,365
   Eczacibasi Yatirim Holding Ortakligi A.S.....................................         456,824         1,178,100
   EGE Seramik Sanayi ve Ticaret A.S............................................         897,041           824,649
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret
   A.S..........................................................................       2,701,595         2,717,117
   Eregli Demir ve Celik Fabrikalari T.A.S......................................       9,603,111        20,963,494
   Gentas Genel Metal Sanayi ve Ticaret A.S.....................................         600,898           520,116
  *Global Yatirim Holding A.S...................................................       3,351,574         2,090,172
   Goodyear Lastikleri T.A.S....................................................          95,754         2,663,497
  *GSD Holding A.S..............................................................       3,489,632         1,177,009
  *Gunes Sigorta A.S............................................................         403,299           444,088
  *Hurriyet Gazetecilik ve Matbaacilik A.S......................................       2,638,182         1,318,808
  *Ihlas EV Aletleri A.S........................................................              --                --
  *Ihlas Holding A.S............................................................       9,021,160         3,899,644
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...................................         885,242         1,247,684
  *Is Finansal Kiralama A.S.....................................................       1,925,531         1,235,363
   Is Yatirim Menkul Degerler A.S...............................................         385,175           332,943
  *Isiklar Yatirim Holding A.S..................................................       1,527,068           702,839
   Ittifak Holding A.S..........................................................          92,228           253,740
  *Izmir Demir Celik Sanayi A.S.................................................       1,559,700         3,277,125
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A..................       2,610,753         1,729,009
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B..................       1,241,260         1,051,536
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D..................       8,200,201         3,821,717
   Koc Holding A.S. Series B....................................................       7,898,158        30,674,974
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S...........       1,175,717         2,483,582
  *Koza Anadolu Metal Madencilik Isletmeleri A.S................................       1,404,798         3,010,069
  *Marti Otel Isletmeleri A.S...................................................              --                --
  *Menderes Tekstil Sanayi ve Ticaret A.S.......................................       4,409,749         2,719,441
  *Metro Ticari ve Mali Yatirimlar Holding A.S..................................       1,262,429           651,849
   Net Turizm Ticaret ve Sanayi A.S.............................................       2,364,089           876,490
   Netas Telekomunikasyon A.S...................................................          11,020           807,431
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S........................         145,574           317,217


                                      1519

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
TURKEY -- (Continued)
  *Petkim Petrokimya Holding A.S................................................       4,417,470   $     5,056,833
   Pinar Entegre Et ve Un Sanayi A.S............................................         270,604           924,334
   Pinar SUT Mamulleri Sanayii A.S..............................................         194,424         1,876,039
  *Raks Elektronik Sanayi ve Ticaret A.S........................................           5,859             2,605
  *Sabah Yayincilik A.S.........................................................          31,938            68,303
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...........................         671,194         1,543,422
   Sekerbank T.A.S..............................................................       6,207,225         3,371,811
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.....................................       1,715,219         1,560,765
   Soda Sanayii A.S.............................................................         646,809         1,193,041
  *Tekfen Holding A.S...........................................................       1,568,707         5,376,030
  *Tekstil Bankasi A.S..........................................................         795,952           317,732
   Trakya Cam Sanayii A.S.......................................................       2,845,610         4,232,803
   Turcas Petrol A.S............................................................         812,395         1,117,021
  *Turk Hava Yollari A.S........................................................       6,069,828         8,023,082
   Turkiye Is Bankasi A.S.......................................................      20,728,709        43,178,392
   Turkiye Sinai Kalkinma Bankasi A.S...........................................       4,187,333         5,046,974
   Turkiye Sise ve Cam Fabrikalari A.S..........................................       5,734,884        11,747,529
   Turkiye Vakiflar Bankasi T.A.O...............................................       9,550,176        15,492,633
   Ulker Biskuvi Sanayi A.S.....................................................       1,364,998         4,100,513
  *Uzel Makina Sanayii A.S......................................................         275,043                --
   Vestel Beyaz Esya Sanayi ve Ticaret A.S......................................         827,911           852,123
  *Vestel Elektronik Sanayi ve Ticaret A.S......................................       1,445,379         1,671,464
  *Yapi ve Kredi Bankasi A.S....................................................      11,028,482        20,426,514
                                                                                                   ---------------
TOTAL TURKEY....................................................................                       280,427,815
                                                                                                   ---------------
TOTAL COMMON STOCKS.............................................................                    14,583,353,038
                                                                                                   ---------------
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (5.0%)
   Alpargatas SA................................................................         613,575         4,934,025
   Banco ABC Brasil SA..........................................................         776,812         5,588,671
   Banco Alfa de Investimento SA................................................          61,726           204,199
   Banco Cruzeiro do Sul SA.....................................................           5,100            39,960
   Banco Daycoval SA............................................................         564,248         3,145,476
   Banco do Estado do Rio Grande do Sul SA......................................       1,227,103        14,130,788
   Banco Industrial e Comercial SA..............................................       1,217,500         5,435,268
  *Banco Panamericano SA........................................................       1,129,800         4,390,649
   Banco Pine SA................................................................         307,308         2,312,901
   Banco Sofisa SA..............................................................         694,800         1,332,177
  *Braskem SA Preferred Series A................................................       1,566,700        14,024,261
  #Braskem SA Sponsored ADR.....................................................         579,894        10,449,690
   Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored
   ADR..........................................................................          45,210         1,926,398
   Cia de Tecidos Norte de Minas - Coteminas SA.................................         901,775         2,007,729
   Cia Ferro Ligas da Bahia - Ferbasa...........................................         790,134         3,943,434
   Confab Industrial SA.........................................................       2,986,607         9,777,582
   Eucatex SA Industria e Comercio SA...........................................         117,988           472,033
   Financeira Alfa SA Credito Financiamento e Investimentos.....................          36,400            70,833
   Forjas Taurus SA.............................................................         916,590           912,813
   Gerdau SA....................................................................       4,130,372        39,360,516
  #Gerdau SA Sponsored ADR......................................................       8,373,239        79,545,770
   Inepar SA Industria e Construcoes............................................       1,244,408         1,659,496
  *Klabin SA....................................................................       8,324,943        38,594,344
   Mangels Industrial SA........................................................           3,600            11,641
   Marcopolo SA.................................................................       2,140,643         9,703,464
   Metalurgica Gerdau SA........................................................       1,008,700        12,123,798
   Parana Banco SA..............................................................         116,200           751,522
   Petroleo Brasileiro SA.......................................................       2,656,900        37,362,656
  #Petroleo Brasileiro SA ADR...................................................      14,533,298       405,915,013
   Suzano Papel e Celullose SA..................................................       3,811,174        16,141,648
   Telemar Norte Leste SA Preferred Series A....................................         566,358        14,586,830
   Ultrapar Participacoes SA Sponsored ADR......................................         504,056        10,030,714
  *Unipar Participacoes SA Preferred Series B...................................       8,924,236         1,583,398


                                      1520

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       SHARES           VALUE++
                                                                                   -------------   ---------------
BRAZIL -- (Continued)
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A....................      10,244,898   $    68,721,500
  *Vale SA Series B.............................................................         239,144                --
   Whirlpool SA.................................................................          71,500           136,682
                                                                                                   ---------------
TOTAL BRAZIL....................................................................                       821,327,879
                                                                                                   ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.........................................................       1,190,176            97,441
                                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Malayan United Industries Berhad Series A2...................................       1,526,067           112,875
  *TA Global Berhad.............................................................       7,366,420           640,871
                                                                                                   ---------------
TOTAL MALAYSIA..................................................................                           753,746
                                                                                                   ---------------
TOTAL PREFERRED STOCKS..........................................................                       822,179,066
                                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12........................................       1,400,762           617,323
                                                                                                   ---------------
CHINA -- (0.0%)
 #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12............................       1,031,456                --
                                                                                                   ---------------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12..................         885,242           672,582
                                                                                                   ---------------
TOTAL RIGHTS/WARRANTS...........................................................                         1,289,905
                                                                                                   ---------------

                                                                                      SHARES/
                                                                                       FACE
                                                                                       AMOUNT           VALUE+
                                                                                   -------------   ---------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@DFA Short Term Investment Fund..............................................   1,099,353,578     1,099,353,578
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.24%, 02/01/12
   (Collateralized by FNMA rates ranging from 3.000% to 4.000%, maturities ranging from 11/01/26 to 01/01/42, valued at $669,267) to be repurchased
   at $656,148                                                                     $         656           656,144
                                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                     1,100,009,722
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $15,598,298,471)^^.....................................................                   $16,506,831,731
                                                                                                   ===============


                                      1521

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                           VALUATION INPUTS
                                     ------------------------------------------------------------
                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------------------------
                                         LEVEL 1           LEVEL 2      LEVEL 3         TOTAL
                                     --------------   ---------------   -------   ---------------
Common Stocks
   Brazil.........................   $1,240,304,259                --      --     $ 1,240,304,259
   Chile..........................      264,662,471                --      --         264,662,471
   China..........................      272,493,358   $ 1,973,260,733      --       2,245,754,091
   Czech Republic.................               --        45,529,687      --          45,529,687
   Hungary........................               --        83,250,451      --          83,250,451
   India..........................      167,217,558     1,146,469,403      --       1,313,686,961
   Indonesia......................        9,547,740       523,492,680      --         533,040,420
   Israel.........................          358,895         1,200,306      --           1,559,201
   Malaysia.......................        2,619,430       523,148,369      --         525,767,799
   Mexico.........................      922,825,843           646,753      --         923,472,596
   Philippines....................               --       139,774,813      --         139,774,813
   Poland.........................        2,575,064       232,459,699      --         235,034,763
   Russia.........................           76,980       863,069,660      --         863,146,640
   South Africa...................      240,435,439     1,043,323,592      --       1,283,759,031
   South Korea....................      384,841,227     1,926,181,068      --       2,311,022,295
   Taiwan.........................       80,211,592     1,833,563,750      --       1,913,775,342
   Thailand.......................      379,384,403                --      --         379,384,403
   Turkey.........................               --       280,427,815      --         280,427,815
Preferred Stocks
   Brazil.........................      821,327,879                --      --         821,327,879
   India..........................               --            97,441      --              97,441
   Malaysia.......................          112,875           640,871      --             753,746
Rights/Warrants
   Brazil.........................          617,323                --      --             617,323
   China..........................               --                --      --                  --
   Turkey.........................               --           672,582      --             672,582
Securities Lending Collateral.....               --     1,100,009,722      --       1,100,009,722
                                     --------------   ---------------     ---     ---------------
TOTAL.............................   $4,789,612,336   $11,717,219,395      --     $16,506,831,731
                                     ==============   ===============     ===     ===============

               See accompanying Notes to Schedules of Investments.


                                      1522

ORGANIZATION

     Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

     The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     .    Level 1 -- quoted prices in active markets for identical securities

     . Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     . Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.


                                      1523

     A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Fund did not have any significant transfers between Level 1 and Level 2 during the period ended January 31, 2012.

FINANCIAL INSTRUMENTS

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

     3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     At January 31, 2012, the Fund had no outstanding futures contracts.


                                      1524

FEDERAL TAX COST

     At January 31, 2012, the total cost of securities for federal income tax purposes was $15,612,108,381 for Dimensional Emerging Markets Value Fund.

OTHER

     The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

RECENT ISSUED ACCOUNTING STANDARDS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.


                                      1525

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By:   /s/ David G. Booth
      ---------------------------------------
      David G. Booth
      Chairman, Director, President and
      Co-Chief Executive Officer

Date:  March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ David G. Booth
      ---------------------------------------
      David G. Booth
      Principal Executive Officer
      DFA Investment Dimensions Group Inc.

Date:  March 26, 2012


By:   /s/ David R. Martin
      ---------------------------------------
      David R. Martin
      Principal Financial Officer
      DFA Investment Dimensions Group Inc.

Date:  March 26, 2012